================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2016

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               January 31, 2016
                                  (UNAUDITED)

                               Table of Contents

          DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............   5

          SCHEDULES OF INVESTMENTS
             Enhanced U.S. Large Company Portfolio................   7
             U.S. Large Cap Value Portfolio.......................  11
             U.S. Targeted Value Portfolio........................  12
             U.S. Small Cap Value Portfolio.......................  43
             U.S. Core Equity 1 Portfolio.........................  68
             U.S. Core Equity 2 Portfolio......................... 123
             U.S. Vector Equity Portfolio......................... 178
             U.S. Small Cap Portfolio............................. 231
             U.S. Micro Cap Portfolio............................. 272
             DFA Real Estate Securities Portfolio................. 305
             Large Cap International Portfolio.................... 309
             International Core Equity Portfolio.................. 337
             International Small Company Portfolio................ 436
             Japanese Small Company Portfolio..................... 438
             Asia Pacific Small Company Portfolio................. 439
             United Kingdom Small Company Portfolio............... 440
             Continental Small Company Portfolio.................. 441
             DFA International Real Estate Securities Portfolio... 442
             DFA Global Real Estate Securities Portfolio.......... 449
             DFA International Small Cap Value Portfolio.......... 454
             International Vector Equity Portfolio................ 500
             World ex U.S. Value Portfolio........................ 591
             World ex U.S. Targeted Value Portfolio............... 593
             World ex U.S. Core Equity Portfolio.................. 652
             Selectively Hedged Global Equity Portfolio........... 775
             Emerging Markets Portfolio........................... 777
             Emerging Markets Small Cap Portfolio................. 778
             Emerging Markets Value Portfolio..................... 779
             Emerging Markets Core Equity Portfolio............... 780
             U.S. Large Cap Equity Portfolio...................... 862
             DFA Commodity Strategy Portfolio..................... 882
             DFA One-Year Fixed Income Portfolio.................. 887
             DFA Two-Year Global Fixed Income Portfolio........... 892
             DFA Selectively Hedged Global Fixed Income Portfolio. 897
             DFA Short-Term Government Portfolio.................. 903
             DFA Five-Year Global Fixed Income Portfolio.......... 905

          DFA World ex U.S. Government Fixed Income Portfolio.......  909
          DFA Intermediate Government Fixed Income Portfolio........  912
          DFA Short-Term Extended Quality Portfolio.................  914
          DFA Intermediate-Term Extended Quality Portfolio..........  924
          DFA Targeted Credit Portfolio.............................  933
          DFA Investment Grade Portfolio............................  941
          DFA Inflation-Protected Securities Portfolio..............  958
          DFA Short-Term Municipal Bond Portfolio...................  960
          DFA Intermediate-Term Municipal Bond Portfolio............  970
          DFA California Short-Term Municipal Bond Portfolio........  982
          DFA California Intermediate-Term Municipal Bond Portfolio.  990
          DFA NY Municipal Bond Portfolio...........................  997
          Dimensional Retirement Income Fund........................ 1000
          Dimensional 2045 Target Date Retirement Income Fund....... 1002
          Dimensional 2050 Target Date Retirement Income Fund....... 1004
          Dimensional 2055 Target Date Retirement Income Fund....... 1006
          Dimensional 2060 Target Date Retirement Income Fund....... 1008
          Dimensional 2005 Target Date Retirement Income Fund....... 1010
          Dimensional 2010 Target Date Retirement Income Fund....... 1012
          Dimensional 2015 Target Date Retirement Income Fund....... 1014
          Dimensional 2020 Target Date Retirement Income Fund....... 1016
          Dimensional 2025 Target Date Retirement Income Fund....... 1018
          Dimensional 2030 Target Date Retirement Income Fund....... 1020
          Dimensional 2035 Target Date Retirement Income Fund....... 1022
          Dimensional 2040 Target Date Retirement Income Fund....... 1024
          DFA Short-Duration Real Return Portfolio.................. 1026
          DFA Municipal Real Return Portfolio....................... 1036
          DFA Municipal Bond Portfolio.............................. 1043
          CSTG&E U.S. Social Core Equity 2 Portfolio................ 1049
          CSTG&E International Social Core Equity Portfolio......... 1085
          World Core Equity Portfolio............................... 1135
          DFA LTIP Portfolio........................................ 1137
          U.S. Social Core Equity 2 Portfolio....................... 1139
          U.S. Sustainability Core 1 Portfolio...................... 1186
          International Sustainability Core 1 Portfolio............. 1233
          DFA International Value ex Tobacco Portfolio.............. 1300
          International Social Core Equity Portfolio................ 1311
          Emerging Markets Social Core Equity Portfolio............. 1381
          Tax Managed U.S. Marketwide Value Portfolio............... 1448
          Tax Managed U.S. Equity Portfolio......................... 1449
          Tax Managed U.S. Targeted Value Portfolio................. 1496
          Tax Managed U.S. Small Cap Portfolio...................... 1527
          T.A. U.S. Core Equity 2 Portfolio......................... 1563
          Tax-Managed DFA International Value Portfolio............. 1615

            T.A. World ex U.S. Core Equity Portfolio............. 1627
            LWAS/DFA International High Book to Market Portfolio. 1772
            VA U.S. Targeted Value Portfolio..................... 1773
            VA U.S. Large Value Portfolio........................ 1799
            VA International Value Portfolio..................... 1806
            VA International Small Portfolio..................... 1817
            VA Short-Term Fixed Portfolio........................ 1872
            VA Global Bond Portfolio............................. 1876
            VIT Inflation-Protected Securities Portfolio......... 1880
            DFA VA Global Moderate Allocation Portfolio.......... 1882
            U.S. Large Cap Growth Portfolio...................... 1884
            U.S. Small Cap Growth Portfolio...................... 1892
            International Large Cap Growth Portfolio............. 1907
            International Small Cap Growth Portfolio............. 1918

         NOTES TO SCHEDULES OF INVESTMENTS
            Organization......................................... 1943
            Security Valuation................................... 1943
            Financial Instruments................................ 1945
            Federal Tax Cost..................................... 1960
            Other................................................ 1962
            Subsequent Event Evaluations......................... 1963

         THE DFA INVESTMENT TRUST COMPANY

         SCHEDULES OF INVESTMENTS
            The U.S. Large Cap Value Series...................... 1964
            The DFA International Value Series................... 1972
            The Japanese Small Company Series.................... 1985
            The Asia Pacific Small Company Series................ 2015
            The United Kingdom Small Company Series.............. 2033
            The Continental Small Company Series................. 2042
            The Emerging Markets Series.......................... 2067
            The Emerging Markets Small Cap Series................ 2092
            The Tax-Managed U.S. Marketwide Value Series......... 2160

         NOTES TO SCHEDULES OF INVESTMENTS
            Organization......................................... 2182
            Security Valuation................................... 2182
            Financial Instruments................................ 2183
            Federal Tax Cost..................................... 2189
            Other................................................ 2189
            Subsequent Event Evaluations......................... 2190

                 SCHEDULE OF INVESTMENTS

                 DIMENSIONAL EMERGING MARKETS VALUE FUND. 2191

                 NOTES TO SCHEDULE OF INVESTMENTS
                    Organization......................... 2238
                    Security Valuation................... 2238
                    Financial Instruments................ 2239
                    Federal Tax Cost..................... 2241
                    Subsequent Event Evaluations......... 2241

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
   ADR                    American Depositary Receipt
   AGM                    Assured Guaranty Municipal Corporation
   AMBAC                  American Municipal Bond Assurance Corporation
   ASSURED GTY            Assured Guaranty
   BAN                    Bond Anticipation Notes
   CP                     Certificate Participation
   ETM                    Escrowed to Maturity
   FGIC                   Federal Guaranty Insurance Corporation
   FSA                    Financial Security Assurance
   GDR                    Global Depositary Receipt
   GO                     General Obligation
   GO OF AUTH             General Obligation of Authority
   GO OF DIST             General Obligation of District
   GO OF CMNWLTH          General Obligation of Commonwealth
   GO OF UNIV             General Obligation of University
   NATL-RE                Credit rating enhanced by guaranty or insurance
                          from National Public Finance
                          Guarantee Corp.
   NATL-RE FGIC           National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
   P.L.C.                 Public Limited Company
   PSF-GTD                Public School Fund Guarantee
   RB                     Revenue Bond
   REIT                   Real Estate Investment Trust
   RN                     Revenue Note
   SA                     Special Assessment
   SCH BD RES FD          School Board Resolution Fund
   SCH BD GTY             School Bond Guaranty
   SCSDE                  South Carolina State Department of Education
   SD CRED PROG           School District Credit Program
   SPDR                   Standard & Poor's Depositary Receipts
   ST                     Special Tax
   ST AID WITHHLDG        State Aid Withholding
   TAN                    Tax Anticipation Notes
   TRANS                  Tax and Revenue Anticipation Notes
   UP                     Unrefunded Portion
   AUD                    Australian Dollars
   CAD                    Canadian Dollars
   DKK                    Danish Krone
   EUR                    Euro
   GBP                    British Pounds
   JPY                    Japanese Yen
   NOK                    Norwegian Krone
   NZD                    New Zealand Dollars
   SEK                    Swedish Krona
   SGD                    Singapore Dollars
   USD                    United States Dollars

Investment Footnotes

     +           See Security Valuation Note within the Notes to Schedules of
                 Investments.
     ++          Securities have generally been fair valued. See Security
                 Valuation Note within the Notes to Schedules of Investments.
     **          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                 Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities
                 within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
     *           Non-Income Producing Securities.
     #           Total or Partial Securities on Loan.
     @           Security purchased with cash proceeds from Securities on Loan.
     ^           Denominated in USD, unless otherwise noted.
     ^^          See Federal Tax Cost Note within the Notes to Schedules of
                 Investments.
     (degrees)   Security is being fair valued as of January 31, 2016.
     --          Amounts designated as -- are either zero or rounded to zero.
     (S)         Affiliated Fund.
     ##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors.
     ++          Security pledged as collateral for the Open Futures Contracts.
     ++          Security pledged as collateral for Swap Agreements.
     (r)         The adjustable/variable rate shown is effective as of
                 January 31, 2016.
     (currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   CPI    Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
BONDS -- (57.1%)

AUSTRALIA -- (1.3%)
Australia & New Zealand Banking Group, Ltd.
       1.500%, 01/16/18.................................. $1,500  $ 1,496,895
Commonwealth Bank of Australia
       1.900%, 09/18/17..................................  1,000    1,007,412
                                                                  -----------
TOTAL AUSTRALIA..........................................           2,504,307
                                                                  -----------
CANADA -- (5.4%)
Quebec, Province of Canada
       5.125%, 11/14/16..................................  1,000    1,032,750
Royal Bank of Canada
       1.200%, 01/23/17..................................    585      585,644
       1.250%, 06/16/17..................................  2,000    1,998,830
       1.500%, 01/16/18..................................  2,000    2,002,248
Thomson Reuters Corp.
       1.300%, 02/23/17..................................  1,023    1,018,845
Toronto-Dominion Bank (The)
       2.375%, 10/19/16..................................  3,500    3,534,968
                                                                  -----------
TOTAL CANADA.............................................          10,173,285
                                                                  -----------
DENMARK -- (0.8%)
Kommunekredit
       1.125%, 01/16/18..................................  1,500    1,501,902
                                                                  -----------
FRANCE -- (2.0%)
BNP Paribas SA
       1.375%, 03/17/17..................................  1,800    1,800,303
Societe Generale SA
       2.750%, 10/12/17..................................  1,980    2,014,234
                                                                  -----------
TOTAL FRANCE.............................................           3,814,537
                                                                  -----------
GERMANY -- (2.9%)
Deutsche Bank AG
       6.000%, 09/01/17..................................    502      532,695
FMS Wertmanagement AoeR
       1.125%, 09/05/17..................................  5,000    5,014,330
                                                                  -----------
TOTAL GERMANY............................................           5,547,025
                                                                  -----------
JAPAN -- (0.8%)
Nomura Holdings, Inc.
       2.000%, 09/13/16..................................    540      541,895
Sumitomo Mitsui Banking Corp.
       2.650%, 01/12/17..................................  1,000    1,010,840
                                                                  -----------
TOTAL JAPAN..............................................           1,552,735
                                                                  -----------
NETHERLANDS -- (3.1%)
Bank Nederlandse Gemeenten NV
       1.125%, 09/12/16..................................  5,000    5,010,950

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
NETHERLANDS -- (Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
       3.375%, 01/19/17.................................. $  830  $  847,281
                                                                  ----------
TOTAL NETHERLANDS........................................          5,858,231
                                                                  ----------
NEW ZEALAND -- (0.9%)
ANZ New Zealand Int'l, Ltd.
       1.400%, 04/27/17..................................  1,600   1,597,696
                                                                  ----------
NORWAY -- (2.7%)
Kommunalbanken A.S.
       0.875%, 10/03/16..................................  5,000   5,003,360
                                                                  ----------
SPAIN -- (0.3%)
Telefonica Emisiones SAU
       6.421%, 06/20/16..................................    584     593,876
                                                                  ----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.1%)
European Bank for Reconstruction & Development
       1.375%, 10/20/16..................................  4,000   4,033,832
                                                                  ----------
SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
       1.000%, 01/29/18..................................  3,000   2,995,314
                                                                  ----------
SWITZERLAND -- (1.1%)
Credit Suisse AG New York
       1.375%, 05/26/17..................................  1,400   1,395,352
UBS AG
       1.375%, 08/14/17..................................    699     697,584
                                                                  ----------
TOTAL SWITZERLAND........................................          2,092,936
                                                                  ----------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
       5.000%, 09/22/16..................................  1,000   1,024,133
Diageo Capital P.L.C.
       1.500%, 05/11/17..................................  1,500   1,502,895
GlaxoSmithKline Capital P.L.C.
       1.500%, 05/08/17..................................  1,500   1,509,429
Vodafone Group P.L.C.
       5.625%, 02/27/17..................................    715     746,025
       1.625%, 03/20/17..................................    761     761,620
                                                                  ----------
TOTAL UNITED KINGDOM.....................................          5,544,102
                                                                  ----------
UNITED STATES -- (29.2%)
ABB Finance USA, Inc.
       1.625%, 05/08/17..................................  1,750   1,754,223
Actavis, Inc.
       1.875%, 10/01/17..................................  1,200   1,199,779
American Express Co.
       6.150%, 08/28/17..................................    511     544,580

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Amgen, Inc.
     2.500%, 11/15/16.................................. $  410  $  414,362
Anadarko Petroleum Corp.
     5.950%, 09/15/16..................................  1,000   1,015,031
Anthem, Inc.
     2.375%, 02/15/17..................................  1,500   1,513,871
Bank of America Corp.
     3.625%, 03/17/16..................................  1,000   1,003,504
     3.875%, 03/22/17..................................    500     512,624
Baxter International, Inc.
     1.850%, 01/15/17..................................  1,000   1,005,149
Becton Dickinson and Co.
     1.450%, 05/15/17..................................  1,310   1,308,424
Capital One Financial Corp.
     5.250%, 02/21/17..................................  1,492   1,548,577
Cardinal Health, Inc.
     1.900%, 06/15/17..................................  1,500   1,507,998
Chevron Corp.
     1.344%, 11/09/17..................................  3,200   3,191,683
Citigroup, Inc.
     1.300%, 04/01/16..................................  1,000   1,000,752
Daimler Finance North America LLC
     1.450%, 08/01/16..................................  1,000   1,001,794
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
     2.400%, 03/15/17..................................  1,500   1,515,106
eBay, Inc.
     1.350%, 07/15/17..................................  1,068   1,062,222
Ecolab, Inc.
     3.000%, 12/08/16..................................    622     630,761
EOG Resources, Inc.
     2.500%, 02/01/16..................................  1,000   1,000,000
Express Scripts Holding Co.
     2.650%, 02/15/17..................................  1,000   1,010,231
Ford Motor Credit Co. LLC
     3.984%, 06/15/16..................................  1,000   1,009,019
Goldman Sachs Group, Inc. (The)
     6.250%, 09/01/17..................................  1,000   1,063,704
HSBC USA, Inc.
     1.625%, 01/16/18..................................  1,125   1,121,919
JPMorgan Chase & Co.
     2.000%, 08/15/17..................................  1,000   1,006,210
Mattel, Inc.
     2.500%, 11/01/16..................................  1,000   1,008,835
McKesson Corp.
     1.292%, 03/10/17..................................  1,000   1,000,025
MetLife, Inc.
     6.750%, 06/01/16..................................  1,000   1,019,383
Molson Coors Brewing Co.
     2.000%, 05/01/17..................................  1,715   1,720,051
                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
UNITED STATES -- (Continued)
Morgan Stanley
       5.450%, 01/09/17.................................. $ 1,000 $  1,036,840
Mylan, Inc.
       1.350%, 11/29/16..................................   1,000      993,006
National Rural Utilities Cooperative Finance Corp.
       0.950%, 04/24/17..................................   1,800    1,798,456
NYSE Euronext
       2.000%, 10/05/17..................................   1,500    1,511,106
ONEOK Partners L.P.
       6.150%, 10/01/16..................................   1,000    1,022,416
Prudential Financial, Inc.
       3.000%, 05/12/16..................................     710      714,041
Quest Diagnostics, Inc.
       3.200%, 04/01/16..................................     250      250,819
Reinsurance Group of America, Inc.
       5.625%, 03/15/17..................................   1,100    1,145,110
Reynolds American, Inc.
       3.500%, 08/04/16..................................     800      807,919
Ryder System, Inc.
       5.850%, 11/01/16..................................   1,141    1,179,762
Scripps Networks Interactive, Inc.
       2.700%, 12/15/16..................................   1,000    1,009,317
Southern Co. (The)
       1.300%, 08/15/17..................................   1,000      995,315
Stryker Corp.
       2.000%, 09/30/16..................................   1,453    1,463,226
Toyota Motor Credit Corp.
       1.750%, 05/22/17..................................   5,000    5,036,750
UnitedHealth Group, Inc.
       6.000%, 06/15/17..................................   1,500    1,595,487
Waste Management, Inc.
       2.600%, 09/01/16..................................     605      609,783
Wells Fargo & Co.
       3.676%, 06/15/16..................................   1,500    1,515,126
                                                                  ------------
TOTAL UNITED STATES......................................           55,374,296
                                                                  ------------
TOTAL BONDS..............................................          108,187,434
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (42.9%)
U.S. Treasury Notes
       0.875%, 10/15/17..................................   3,000    3,004,686
       0.750%, 10/31/17..................................   4,000    3,997,500
++     0.875%, 11/15/17..................................  47,000   47,066,082
       2.250%, 11/30/17..................................   8,000    8,208,752
       1.000%, 12/15/17..................................   4,000    4,015,468

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
     0.750%, 12/31/17.................................. $15,000 $ 14,985,930
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS........................           81,278,418
                                                                ------------
TOTAL INVESTMENT SECURITIES............................          189,465,852
                                                                ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $189,394,200)^^....         $189,465,852
                                                                ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------
                                              LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                           ------------  ------------ ------- ------------
Bonds
   Australia..............................           --  $  2,504,307   --    $  2,504,307
   Canada.................................           --    10,173,285   --      10,173,285
   Denmark................................           --     1,501,902   --       1,501,902
   France.................................           --     3,814,537   --       3,814,537
   Germany................................           --     5,547,025   --       5,547,025
   Japan..................................           --     1,552,735   --       1,552,735
   Netherlands............................           --     5,858,231   --       5,858,231
   New Zealand............................           --     1,597,696   --       1,597,696
   Norway.................................           --     5,003,360   --       5,003,360
   Spain..................................           --       593,876   --         593,876
   Supranational Organization Obligations.           --     4,033,832   --       4,033,832
   Sweden.................................           --     2,995,314   --       2,995,314
   Switzerland............................           --     2,092,936   --       2,092,936
   United Kingdom.........................           --     5,544,102   --       5,544,102
   United States..........................           --    55,374,296   --      55,374,296
U.S. Treasury Obligations.................           --    81,278,418   --      81,278,418
Futures Contracts**....................... $(13,850,730)           --   --     (13,850,730)
                                           ------------  ------------   --    ------------
TOTAL..................................... $(13,850,730) $189,465,852   --    $175,615,122
                                           ============  ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                                  VALUE+
                                                                              ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company.................................................................... $14,360,295,011
                                                                              ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $11,517,325,255)^^................................................ $14,360,295,011
                                                                              ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE+
                                                       --------- -----------
COMMON STOCKS -- (86.6%)

Consumer Discretionary -- (11.1%)
*   1-800-Flowers.com, Inc. Class A...................   252,989 $ 1,797,487
    A.H. Belo Corp. Class A...........................   100,069     598,413
    Aaron's, Inc......................................   376,985   8,625,417
#   Abercrombie & Fitch Co. Class A...................   336,209   8,822,124
    AMC Entertainment Holdings, Inc. Class A..........    10,048     219,046
    AMCON Distributing Co.............................       850      61,434
#*  America's Car-Mart, Inc...........................    58,111   1,363,284
#   American Eagle Outfitters, Inc....................   604,752   8,853,569
#*  American Public Education, Inc....................    93,145   1,469,828
#*  Apollo Education Group, Inc.......................   267,612   2,124,839
#   Arctic Cat, Inc...................................    87,263   1,074,208
    Ark Restaurants Corp..............................    11,690     252,036
#*  Ascena Retail Group, Inc.......................... 1,003,592   7,406,509
#*  Ascent Capital Group, Inc. Class A................    77,783     885,948
*   Ballantyne Strong, Inc............................    68,354     303,492
*   Barnes & Noble Education, Inc.....................   288,394   3,178,102
    Barnes & Noble, Inc...............................   486,141   4,263,457
    Bassett Furniture Industries, Inc.................    51,875   1,551,581
    Beasley Broadcast Group, Inc. Class A.............    15,520      53,854
#   bebe stores, Inc..................................   107,053      41,344
*   Belmond, Ltd. Class A.............................   648,422   5,485,650
    Big 5 Sporting Goods Corp.........................   138,403   1,684,364
*   Biglari Holdings, Inc.............................       307     116,101
    Bowl America, Inc. Class A........................    14,589     208,623
*   Bridgepoint Education, Inc........................   144,047     965,115
*   Bright Horizons Family Solutions, Inc.............    36,867   2,586,957
*   Build-A-Bear Workshop, Inc........................    89,091   1,165,310
#*  Cabela's, Inc.....................................    60,734   2,555,079
#   Cable One, Inc....................................    13,826   5,945,042
#*  Caesars Entertainment Corp........................     6,596      45,710
#*  CafePress, Inc....................................     2,300       8,418
#   CalAtlantic Group, Inc............................   418,130  13,585,044
    Caleres, Inc......................................   325,412   8,747,075
    Callaway Golf Co..................................   544,455   4,742,203
*   Cambium Learning Group, Inc.......................    40,900     184,050
    Canterbury Park Holding Corp......................     9,680      96,994
#*  Career Education Corp.............................   504,434   1,452,770
*   Carmike Cinemas, Inc..............................   157,593   3,495,413
#   Carriage Services, Inc............................   112,851   2,504,164
*   Carrols Restaurant Group, Inc.....................   169,165   2,260,044
    Cato Corp. (The) Class A..........................   126,627   5,106,867
*   Cavco Industries, Inc.............................    50,812   4,261,094
*   Century Casinos, Inc..............................     4,989      33,726
*   Century Communities, Inc..........................    12,896     190,732
*   Charles & Colvard, Ltd............................    35,582      33,803
#   Chico's FAS, Inc..................................   318,517   3,309,392
    Children's Place, Inc. (The)......................   123,650   8,049,615
#*  Christopher & Banks Corp..........................   145,385     251,516
    Churchill Downs, Inc..............................     1,049     144,909
    Citi Trends, Inc..................................   120,214   2,483,621
#   Columbia Sportswear Co............................    92,665   5,113,255

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Conn's, Inc....................................... 100,646 $ 1,239,959
    Cooper Tire & Rubber Co........................... 337,605  12,309,078
#*  Cooper-Standard Holding, Inc......................  19,572   1,355,557
    Core-Mark Holding Co., Inc........................ 127,760  10,385,610
#*  Crocs, Inc........................................  62,925     579,539
*   Crown Media Holdings, Inc. Class A................ 116,046     521,047
    CSS Industries, Inc...............................  17,513     490,539
    Culp, Inc.........................................  45,721   1,157,656
*   Cumulus Media, Inc. Class A....................... 582,049     152,671
#*  Deckers Outdoor Corp.............................. 197,387   9,762,761
*   Del Frisco's Restaurant Group, Inc................  99,272   1,572,468
#*  Del Taco Restaurants, Inc.........................  25,640     247,939
*   Delta Apparel, Inc................................  33,047     398,216
    Destination Maternity Corp........................  11,994      80,240
*   Destination XL Group, Inc......................... 196,810     846,283
#   DeVry Education Group, Inc........................ 414,032   8,239,237
#   Dillard's, Inc. Class A........................... 211,147  14,866,860
*   Dixie Group, Inc. (The)...........................  47,282     205,677
    Dover Motorsports, Inc............................  16,790      37,274
*   DreamWorks Animation SKG, Inc. Class A............ 238,097   6,104,807
#   DSW, Inc. Class A................................. 413,274   9,922,709
    Educational Development Corp......................   2,346      24,703
*   Eldorado Resorts, Inc.............................  23,251     239,950
*   Emerson Radio Corp................................  89,291      86,612
*   Emmis Communications Corp. Class A................  15,418       7,917
*   Entercom Communications Corp. Class A.............  71,011     744,905
    Escalade, Inc.....................................   9,081     109,880
#   Ethan Allen Interiors, Inc........................ 183,876   4,909,489
*   EVINE Live, Inc...................................  57,166      69,743
#   EW Scripps Co. (The) Class A...................... 500,106   9,492,012
*   Express, Inc...................................... 542,669   9,203,666
#*  Federal-Mogul Holdings Corp....................... 234,945   1,120,688
    Finish Line, Inc. (The) Class A................... 268,198   5,079,670
    Flanigan's Enterprises, Inc.......................   2,074      43,658
    Flexsteel Industries, Inc.........................  33,862   1,477,060
#   Fred's, Inc. Class A.............................. 244,802   4,039,233
#*  FTD Cos., Inc..................................... 181,921   4,493,449
#*  Fuel Systems Solutions, Inc.......................  96,801     378,492
*   G-III Apparel Group, Ltd.......................... 131,424   6,487,089
*   Gaiam, Inc. Class A...............................  49,050     240,345
#   GameStop Corp. Class A............................ 678,589  17,785,818
*   Gaming Partners International Corp................  17,120     157,504
#   Gannett Co., Inc.................................. 369,021   5,476,272
*   Genesco, Inc...................................... 151,433  10,015,779
#   Gentex Corp.......................................  53,965     738,781
*   Global Eagle Entertainment, Inc...................  12,538     126,634
    Goodyear Tire & Rubber Co. (The).................. 272,911   7,753,401
    Graham Holdings Co. Class B.......................  32,248  15,630,283
*   Gray Television, Inc.............................. 390,365   5,133,300
*   Green Brick Partners, Inc.........................  72,167     424,342
    Group 1 Automotive, Inc........................... 165,440   8,875,856
#   Guess?, Inc....................................... 505,009   9,362,867
    Harte-Hanks, Inc.................................. 319,070   1,091,219

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc.......................   117,055 $ 2,218,192
    Haverty Furniture Cos., Inc. Class A..............       844      15,542
*   Helen of Troy, Ltd................................   165,468  14,787,875
#*  Hemisphere Media Group, Inc.......................     1,861      26,798
#*  hhgregg, Inc......................................   125,798     228,952
#   Hooker Furniture Corp.............................    55,814   1,602,420
*   Horizon Global Corp...............................    74,696     713,347
#*  Houghton Mifflin Harcourt Co......................    45,075     804,138
#*  Iconix Brand Group, Inc...........................   315,585   2,095,484
*   Insignia Systems, Inc.............................     3,334       8,368
    International Speedway Corp. Class A..............   128,222   4,377,499
#   Interval Leisure Group, Inc.......................    25,851     304,525
*   Intrawest Resorts Holdings, Inc...................    41,327     347,560
#*  JAKKS Pacific, Inc................................    54,360     404,982
#*  JC Penney Co., Inc................................ 1,301,742   9,450,647
    John Wiley & Sons, Inc. Class A...................    81,527   3,407,829
    Johnson Outdoors, Inc. Class A....................    30,869     663,683
    Journal Media Group, Inc..........................   128,331   1,542,539
*   K12, Inc..........................................   181,470   1,667,709
#   KB Home...........................................    47,947     520,704
    Kirkland's, Inc...................................    90,465   1,070,201
*   La Quinta Holdings, Inc...........................   240,885   2,731,636
    La-Z-Boy, Inc.....................................   350,252   7,509,403
*   Lakeland Industries, Inc..........................    27,527     355,924
#*  Lands' End, Inc...................................     2,034      44,301
    Lear Corp.........................................    96,832  10,054,067
    Lennar Corp. Class B..............................    40,226   1,393,831
#*  LGI Homes, Inc....................................    38,288     840,804
*   Liberty TripAdvisor Holdings, Inc. Class A........   354,834   7,923,443
*   Liberty Ventures Series A.........................   205,548   8,084,203
    Lifetime Brands, Inc..............................    59,760     715,925
#*  Lincoln Educational Services Corp.................    11,206      31,937
*   Live Nation Entertainment, Inc....................   129,703   2,944,258
*   Loral Space & Communications, Inc.................    22,006     760,307
*   Luby's, Inc.......................................   138,504     598,337
*   M/I Homes, Inc....................................   154,973   2,777,116
#*  Madison Square Garden Co. (The) Class A...........   112,007  17,258,039
    Marcus Corp. (The)................................   106,855   2,023,834
*   MarineMax, Inc....................................   175,302   2,964,357
#   Marriott Vacations Worldwide Corp.................   192,084   9,487,029
#*  McClatchy Co. (The) Class A.......................   171,071     171,071
#   MDC Holdings, Inc.................................   277,275   6,033,504
#*  Media General, Inc................................   654,085  10,622,340
    Meredith Corp.....................................   201,929   8,543,616
*   Meritage Homes Corp...............................   267,052   8,815,387
*   Modine Manufacturing Co...........................   245,880   1,578,550
*   Monarch Casino & Resort, Inc......................    41,176     852,343
*   Motorcar Parts of America, Inc....................    93,150   3,201,565
    Movado Group, Inc.................................    89,034   2,288,174
*   MSG Networks, Inc. Class A........................   346,214   6,055,283
    NACCO Industries, Inc. Class A....................    33,768   1,607,019
    New Media Investment Group, Inc...................    28,766     498,227
*   New York & Co., Inc...............................   233,902     514,584

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   New York Times Co. (The) Class A..................   668,107 $ 8,832,375
*   Office Depot, Inc................................. 1,469,615   7,568,517
*   P&F Industries, Inc. Class A......................     1,458      12,262
#*  Papa Murphy's Holdings, Inc.......................     9,379      89,007
    Penske Automotive Group, Inc......................   563,959  17,691,394
*   Pep Boys-Manny, Moe & Jack (The)..................   303,039   5,603,191
*   Perfumania Holdings, Inc..........................    13,797      30,905
*   Perry Ellis International, Inc....................    97,306   1,849,787
#*  Potbelly Corp.....................................    11,831     126,592
#   PulteGroup, Inc................................... 2,527,059  42,353,509
    PVH Corp..........................................    39,900   2,927,862
#*  Radio One, Inc. Class D...........................    26,961      38,824
*   RCI Hospitality Holdings, Inc.....................    64,337     532,067
*   Reading International, Inc. Class A...............    33,551     364,364
*   Red Lion Hotels Corp..............................    98,848     558,491
#*  Red Robin Gourmet Burgers, Inc....................    11,861     732,298
*   Regis Corp........................................   298,372   4,457,678
#   Rent-A-Center, Inc................................   340,733   4,640,783
    Rocky Brands, Inc.................................    39,918     434,707
*   Ruby Tuesday, Inc.................................   423,201   2,306,445
#   Saga Communications, Inc. Class A.................    16,855     706,393
    Salem Media Group, Inc............................    42,093     163,742
#   Scholastic Corp...................................   184,437   6,331,722
#*  Sears Hometown and Outlet Stores, Inc.............    16,932     117,847
#   Service Corp. International.......................    98,131   2,373,789
*   Shiloh Industries, Inc............................    73,661     289,488
    Shoe Carnival, Inc................................   109,362   2,536,105
#*  Shutterfly, Inc...................................   141,675   5,900,764
#   Sinclair Broadcast Group, Inc. Class A............    64,975   2,144,175
#*  Sizmek, Inc.......................................   188,279     642,031
*   Skechers U.S.A., Inc. Class A.....................   149,083   4,202,650
*   Skullcandy, Inc...................................   185,623     590,281
*   Skyline Corp......................................    27,646     124,407
#   Sonic Automotive, Inc. Class A....................   269,175   4,608,276
#   Sotheby's.........................................   179,181   4,208,962
*   Spanish Broadcasting System, Inc. Class A.........    16,642      69,730
    Spartan Motors, Inc...............................   167,316     485,216
    Speedway Motorsports, Inc.........................   201,326   3,799,022
#   Stage Stores, Inc.................................   183,777   1,525,349
    Standard Motor Products, Inc......................   169,963   6,341,320
*   Stanley Furniture Co., Inc........................    49,285     118,284
    Staples, Inc......................................   311,000   2,774,120
    Stein Mart, Inc...................................    33,957     249,924
*   Stoneridge, Inc...................................   153,356   1,734,456
#   Strattec Security Corp............................    14,947     717,008
    Superior Industries International, Inc............   152,979   2,816,343
    Superior Uniform Group, Inc.......................    22,100     394,043
*   Sypris Solutions, Inc.............................    58,417      56,670
*   Systemax, Inc.....................................    67,789     576,206
*   Tailored Brands, Inc..............................   281,179   3,854,964
*   Tandy Leather Factory, Inc........................    74,640     542,633
#   TEGNA, Inc........................................   514,837  12,361,236
#   Thor Industries, Inc..............................   102,481   5,373,079

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
#*  Tilly's, Inc. Class A.............................    65,868 $    427,483
    Time, Inc.........................................   617,541    9,263,115
#*  Toll Brothers, Inc................................ 1,189,631   32,857,608
*   TopBuild Corp.....................................    27,470      735,647
*   Trans World Entertainment Corp....................    56,939      186,760
*   TRI Pointe Group, Inc.............................   802,121    8,454,355
#*  Tuesday Morning Corp..............................   233,528    1,300,751
#*  Tumi Holdings, Inc................................   111,992    1,936,342
#*  Turtle Beach Corp.................................     4,700        6,251
*   UCP, Inc. Class A.................................    27,694      163,948
*   Unifi, Inc........................................    96,247    2,297,416
*   Universal Electronics, Inc........................    91,708    4,599,156
#   Universal Technical Institute, Inc................    28,919      110,760
#*  Vera Bradley, Inc.................................    88,671    1,310,557
#*  Vince Holding Corp................................     7,360       38,051
*   Vista Outdoor, Inc................................   246,299   11,874,075
    Visteon Corp......................................    22,314    1,492,360
#*  Vitamin Shoppe, Inc...............................   183,137    5,572,859
*   VOXX International Corp...........................   114,535      491,355
#*  WCI Communities, Inc..............................    90,717    1,899,614
#   Wendy's Co. (The)................................. 2,548,979   26,076,055
*   West Marine, Inc..................................   125,702    1,039,556
#   Weyco Group, Inc..................................    24,217      649,016
#*  William Lyon Homes Class A........................   174,459    1,894,625
#   Winnebago Industries, Inc.........................   134,308    2,365,164
    Wolverine World Wide, Inc.........................   426,710    7,215,666
*   Zagg, Inc.........................................   287,442    2,650,215
#*  Zumiez, Inc.......................................   185,180    3,353,610
                                                                 ------------
Total Consumer Discretionary..........................            836,738,443
                                                                 ------------
Consumer Staples -- (3.1%)
#   Alico, Inc........................................    19,772      600,476
*   Alliance One International, Inc...................    46,734      455,189
    Andersons, Inc. (The).............................   171,385    5,023,294
*   Bridgford Foods Corp..............................     1,048        9,128
#   Casey's General Stores, Inc.......................    62,953    7,600,945
*   CCA Industries, Inc...............................    24,286       82,330
*   Central Garden & Pet Co...........................    79,373    1,070,742
*   Central Garden & Pet Co. Class A..................   198,504    2,743,325
#*  Chefs' Warehouse, Inc. (The)......................    24,625      323,819
#   Coca-Cola Bottling Co. Consolidated...............    21,339    3,753,530
#*  Craft Brew Alliance, Inc..........................    80,217      687,460
*   Darling Ingredients, Inc..........................   729,558    6,558,726
#   Dean Foods Co.....................................   601,694   12,021,846
#*  Diamond Foods, Inc................................   164,684    6,043,903
#   Edgewell Personal Care Co.........................    45,201    3,345,326
    Energizer Holdings, Inc...........................    60,539    1,939,670
#   Fresh Del Monte Produce, Inc......................   319,974   13,058,139
    Golden Enterprises, Inc...........................    17,103       80,213
*   HRG Group, Inc....................................    23,166      281,235
#   Ingles Markets, Inc. Class A......................   103,437    3,967,843
    Ingredion, Inc....................................   354,037   35,658,607
    Inter Parfums, Inc................................   156,041    4,189,701

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.....................    44,538 $  2,671,835
*   Landec Corp.......................................   150,642    1,812,223
#   Limoneira Co......................................    16,887      212,438
*   Mannatech, Inc....................................     5,132       90,323
    MGP Ingredients, Inc..............................    71,435    1,598,715
#*  Natural Alternatives International, Inc...........    18,397      146,256
    Nature's Sunshine Products, Inc...................     1,000        8,580
*   Nutraceutical International Corp..................    58,385    1,383,724
    Oil-Dri Corp. of America..........................    20,822      780,825
*   Omega Protein Corp................................   132,200    2,986,398
#   Orchids Paper Products Co.........................    52,396    1,545,682
    Pinnacle Foods, Inc...............................   729,172   31,274,187
*   Post Holdings, Inc................................   599,246   35,055,891
#   Sanderson Farms, Inc..............................    97,014    7,879,477
*   Seaboard Corp.....................................     1,712    4,925,424
*   Seneca Foods Corp. Class A........................    37,719    1,042,176
*   Seneca Foods Corp. Class B........................       189        6,054
#   Snyder's-Lance, Inc...............................   260,656    8,228,910
    SpartanNash Co....................................   196,611    4,034,458
*   TreeHouse Foods, Inc..............................    52,417    4,159,813
#*  United Natural Foods, Inc.........................    75,932    2,659,139
#   Universal Corp....................................   123,817    6,776,504
    Village Super Market, Inc. Class A................    21,610      567,479
#   Weis Markets, Inc.................................    86,589    3,517,245
                                                                 ------------
Total Consumer Staples................................            232,859,203
                                                                 ------------
Energy -- (6.3%)
#*  Abraxas Petroleum Corp............................   111,313      126,897
    Adams Resources & Energy, Inc.....................    18,445      621,043
#   Alon USA Energy, Inc..............................   348,861    4,388,671
#*  Antero Resources Corp.............................    83,600    2,271,412
*   Approach Resources, Inc...........................    75,871       97,874
    Archrock, Inc.....................................   380,966    2,285,796
#   Atwood Oceanics, Inc..............................   288,585    1,769,026
*   Barnwell Industries, Inc..........................    21,188       34,113
#*  Basic Energy Services, Inc........................   241,957      556,501
#*  Bill Barrett Corp.................................   259,577      960,435
#*  Bonanza Creek Energy, Inc.........................   264,125      752,756
#   Bristow Group, Inc................................   201,996    4,698,427
#*  C&J Energy Services, Ltd..........................   236,999      583,018
#   California Resources Corp......................... 1,405,632    2,010,054
*   Callon Petroleum Co...............................   474,507    3,250,373
*   Carrizo Oil & Gas, Inc............................   211,910    5,749,118
#*  Clayton Williams Energy, Inc......................    65,029    1,117,198
#*  Cloud Peak Energy, Inc............................   410,043      615,065
#*  Comstock Resources, Inc...........................   277,161      485,032
*   Contango Oil & Gas Co.............................    70,621      452,681
#   CVR Energy, Inc...................................   227,652    7,972,373
#*  Dawson Geophysical Co.............................    97,221      309,163
    Delek US Holdings, Inc............................   344,423    5,862,079
#   Denbury Resources, Inc............................   896,480    1,398,509
    DHT Holdings, Inc.................................   674,966    3,901,303
#   Diamond Offshore Drilling, Inc....................   646,654   12,021,298

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#*  Dorian LPG, Ltd...................................    30,981 $   327,779
#*  Dril-Quip, Inc....................................    82,449   4,834,809
#   Energy XXI, Ltd...................................   207,749     180,139
*   ENGlobal Corp.....................................    46,727      42,377
#   EnLink Midstream LLC..............................   281,387   3,559,546
#*  EP Energy Corp. Class A...........................    81,992     306,650
*   Era Group, Inc....................................   123,954   1,137,898
    Evolution Petroleum Corp..........................     2,899      13,509
*   Exterran Corp.....................................   190,483   3,146,779
*   FMC Technologies, Inc.............................   150,716   3,790,507
#*  Forum Energy Technologies, Inc....................   471,755   5,288,374
#   GasLog, Ltd.......................................   316,516   2,364,375
#*  Gastar Exploration, Inc...........................   281,447     334,922
#*  Geospace Technologies Corp........................    12,180     131,666
#   Green Plains, Inc.................................   209,866   3,976,961
    Gulf Island Fabrication, Inc......................    79,800     695,856
#*  Gulfmark Offshore, Inc. Class A...................   154,301     584,801
*   Gulfport Energy Corp..............................   391,904  11,580,763
#   Hallador Energy Co................................    15,105      75,223
#*  Harvest Natural Resources, Inc....................    56,032      30,134
#*  Helix Energy Solutions Group, Inc.................   680,183   2,741,137
#   Helmerich & Payne, Inc............................   885,440  44,980,352
#   HollyFrontier Corp................................   436,587  15,267,447
#*  Hornbeck Offshore Services, Inc...................   198,042   1,610,081
#*  ION Geophysical Corp..............................   206,979      93,120
#*  Jones Energy, Inc. Class A........................    24,342      51,362
#*  Key Energy Services, Inc..........................   469,595     150,599
#*  Kosmos Energy, Ltd................................    32,611     149,032
#*  Laredo Petroleum, Inc.............................   104,805     813,287
#*  Matador Resources Co..............................   456,185   7,312,646
*   Matrix Service Co.................................   249,044   4,721,874
#*  McDermott International, Inc......................   388,631   1,072,622
*   Mexco Energy Corp.................................     1,712       3,843
#*  Mitcham Industries, Inc...........................    57,917     158,113
#   Murphy Oil Corp...................................   278,985   5,470,896
#   Nabors Industries, Ltd............................ 1,935,514  14,245,383
*   Natural Gas Services Group, Inc...................    69,184   1,308,961
*   Newfield Exploration Co...........................   852,881  24,793,251
*   Newpark Resources, Inc............................   544,295   2,650,717
#   Noble Corp. P.L.C................................. 1,520,158  11,842,031
#   Nordic American Tankers, Ltd......................     3,000      38,130
#*  Northern Oil and Gas, Inc.........................   214,370     707,421
#*  Oasis Petroleum, Inc..............................   183,692     982,752
#   Oceaneering International, Inc....................    94,124   3,186,097
*   Oil States International, Inc.....................   296,365   8,366,384
#*  Overseas Shipholding Group, Inc. Class A..........    14,203      37,922
#*  Overseas Shipholding Group, Inc. Class B..........   142,039     424,697
#*  Pacific Ethanol, Inc..............................    26,505      92,502
#   Panhandle Oil and Gas, Inc. Class A...............    35,285     509,163
*   Parker Drilling Co................................   726,338     995,083
#   Patterson-UTI Energy, Inc......................... 1,215,610  17,480,472
    PBF Energy, Inc. Class A..........................   518,276  18,134,477
#*  PDC Energy, Inc...................................   246,790  14,034,947

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#   Peabody Energy Corp...............................    28,903 $    128,618
*   PHI, Inc. Non-voting..............................    69,199    1,254,578
*   Pioneer Energy Services Corp......................   434,925      595,847
*   PrimeEnergy Corp..................................       148        5,920
    QEP Resources, Inc................................   635,435    8,146,277
#   Range Resources Corp..............................   512,189   15,140,307
*   Renewable Energy Group, Inc.......................   261,576    1,812,722
#*  REX American Resources Corp.......................    41,300    2,206,659
#*  Rex Energy Corp...................................   271,140      201,511
*   Rice Energy, Inc..................................   406,880    4,748,290
#*  Ring Energy, Inc..................................    42,310      233,974
#   Rowan Cos. P.L.C. Class A......................... 1,157,744   14,645,462
#   RPC, Inc..........................................    93,224    1,162,503
#*  RSP Permian, Inc..................................   369,331    8,697,745
    Scorpio Tankers, Inc.............................. 1,181,020    7,204,222
#*  SEACOR Holdings, Inc..............................   108,828    5,007,176
    SemGroup Corp. Class A............................    79,607    1,762,499
#   Ship Finance International, Ltd...................   271,698    3,638,036
#   SM Energy Co......................................   381,397    5,331,930
#*  Southwestern Energy Co............................   376,660    3,348,507
#*  Steel Excel, Inc..................................    41,689      595,736
#*  Stone Energy Corp.................................   430,692    1,326,531
#   Superior Energy Services, Inc..................... 1,002,150   10,332,166
#*  Synergy Resources Corp............................   656,387    4,161,494
#   Teekay Corp.......................................    43,011      294,625
    Teekay Tankers, Ltd. Class A......................   470,256    2,149,070
    Tesco Corp........................................   223,794    1,521,799
    Tesoro Corp.......................................    23,823    2,078,557
*   TETRA Technologies, Inc...........................   633,924    3,923,990
#   Tidewater, Inc....................................   259,954    1,380,356
#   Transocean, Ltd................................... 1,627,645   16,960,061
*   Triangle Petroleum Corp...........................   320,937      145,641
#*  Unit Corp.........................................   304,426    3,175,163
#*  Vaalco Energy, Inc................................   334,154      471,157
    Western Refining, Inc.............................   397,049   13,062,912
#*  Whiting Petroleum Corp............................ 1,087,206    7,990,964
#*  Willbros Group, Inc...............................   326,337      633,094
    World Fuel Services Corp..........................    30,268    1,178,939
#*  WPX Energy, Inc................................... 1,216,958    6,595,912
                                                                 ------------
Total Energy..........................................            474,371,034
                                                                 ------------
Financials -- (24.3%)
*   1st Constitution Bancorp..........................     1,063       12,900
    1st Source Corp...................................   113,138    3,419,030
#   Access National Corp..............................    20,281      381,486
    Alexander & Baldwin, Inc..........................   283,438    8,588,171
*   Alleghany Corp....................................    29,204   13,957,176
    Allied World Assurance Co. Holdings AG............   609,752   22,310,826
*   Ambac Financial Group, Inc........................   230,924    3,242,173
#   American Equity Investment Life Holding Co........   507,984    9,240,229
    American Financial Group, Inc.....................   570,665   40,505,802
*   American Independence Corp........................       360        7,232
    American National Bankshares, Inc.................    24,286      607,150

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    American National Insurance Co....................    62,836 $ 6,106,402
*   American River Bankshares.........................     7,244      74,323
    Ameris Bancorp....................................   155,755   4,505,992
    AMERISAFE, Inc....................................   114,460   5,838,605
    AmeriServ Financial, Inc..........................    36,909     115,156
#   AmTrust Financial Services, Inc...................    10,225     584,768
#*  Anchor Bancorp, Inc...............................     1,550      37,913
#*  Arch Capital Group, Ltd...........................   226,927  15,328,919
    Argo Group International Holdings, Ltd............   176,842  10,049,931
    Arrow Financial Corp..............................     3,955     108,842
    Aspen Insurance Holdings, Ltd.....................   414,867  19,295,464
#   Associated Banc-Corp..............................   933,432  16,381,732
    Assurant, Inc.....................................   543,990  44,231,827
#   Assured Guaranty, Ltd............................. 1,014,606  24,127,331
*   Asta Funding, Inc.................................    60,415     452,508
    Astoria Financial Corp............................   591,172   8,944,432
    Atlantic American Corp............................       864       3,767
*   Atlantic Coast Financial Corp.....................     7,633      42,363
*   Atlanticus Holdings Corp..........................    66,128     200,368
    Auburn National Bancorporation, Inc...............       692      18,809
#*  AV Homes, Inc.....................................    46,852     478,827
    Axis Capital Holdings, Ltd........................   628,646  33,890,306
    Baldwin & Lyons, Inc. Class A.....................       453      10,804
    Baldwin & Lyons, Inc. Class B.....................    29,098     719,594
    Banc of California, Inc...........................   113,733   1,717,368
    BancFirst Corp....................................    36,622   2,048,635
    Bancorp of New Jersey, Inc........................       500       5,285
*   Bancorp, Inc. (The)...............................   226,161   1,017,724
#   BancorpSouth, Inc.................................   529,395  11,053,768
    Bank Mutual Corp..................................   241,276   1,901,255
    Bank of Commerce Holdings.........................    11,012      64,861
#   Bank of Marin Bancorp.............................     1,422      76,760
    BankFinancial Corp................................   109,005   1,337,491
    Banner Corp.......................................    90,669   3,762,763
    Bar Harbor Bankshares.............................    13,370     463,939
    BBCN Bancorp, Inc.................................   477,371   7,256,039
    BCB Bancorp, Inc..................................     8,412      88,074
#*  Bear State Financial, Inc.........................     4,812      42,586
*   Beneficial Bancorp, Inc...........................   349,091   4,520,728
    Berkshire Hills Bancorp, Inc......................   169,986   4,722,211
#   Blue Hills Bancorp, Inc...........................     9,941     146,133
    BNC Bancorp.......................................    50,715   1,177,602
#   BOK Financial Corp................................   257,213  12,863,222
    Boston Private Financial Holdings, Inc............   498,577   5,160,272
#   Bridge Bancorp, Inc...............................    14,882     433,215
    Brookline Bancorp, Inc............................   407,860   4,551,718
    Bryn Mawr Bank Corp...............................    59,835   1,569,472
*   BSB Bancorp, Inc..................................       700      15,470
    C&F Financial Corp................................     7,164     274,023
    Calamos Asset Management, Inc. Class A............    89,424     857,576
    California First National Bancorp.................     4,450      60,787
    Camden National Corp..............................    15,538     652,130
    Cape Bancorp, Inc.................................     7,475      99,044

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Capital Bank Financial Corp. Class A..............   115,971 $ 3,531,317
#   Capital City Bank Group, Inc......................    69,431     982,449
#   Capitol Federal Financial, Inc....................   809,514   9,932,737
    Cardinal Financial Corp...........................   191,227   3,646,699
*   Carolina Bank Holdings, Inc.......................       600      10,050
*   Cascade Bancorp...................................   169,609     915,889
#   Cash America International, Inc...................   167,544   5,016,267
    Cathay General Bancorp............................   414,890  11,616,920
    CenterState Banks, Inc............................   241,747   3,430,390
#   Central Pacific Financial Corp....................   152,145   3,187,438
    Century Bancorp, Inc. Class A.....................     4,650     188,325
#   Charter Financial Corp............................     4,449      59,795
    Chemical Financial Corp...........................   184,437   5,876,163
    Chemung Financial Corp............................       681      18,496
#   Chicopee Bancorp, Inc.............................     4,960      89,280
#   Citizens & Northern Corp..........................     1,227      24,724
    Citizens Community Bancorp, Inc...................     6,617      60,479
    Citizens Holding Co...............................     1,603      37,045
#*  Citizens, Inc.....................................    93,430     605,426
    City Holding Co...................................    53,026   2,357,536
#   Clifton Bancorp, Inc..............................    72,084   1,040,172
#   CNB Financial Corp................................    13,673     248,712
#   CNO Financial Group, Inc.......................... 1,174,038  20,428,261
    CoBiz Financial, Inc..............................   235,521   2,588,376
    Codorus Valley Bancorp, Inc.......................     1,672      34,159
    Columbia Banking System, Inc......................   338,279  10,023,207
#   Community Bank System, Inc........................   241,962   9,107,450
    Community Trust Bancorp, Inc......................    80,677   2,810,787
    Community West Bancshares.........................     5,040      35,381
#*  CommunityOne Bancorp..............................       490       6,448
    ConnectOne Bancorp, Inc...........................    95,196   1,583,109
#   Consolidated-Tomoka Land Co.......................    16,359     759,876
*   Consumer Portfolio Services, Inc..................   176,197     782,315
#*  Cowen Group, Inc. Class A.........................   492,486   1,408,510
*   CU Bancorp........................................     3,007      68,710
*   Customers Bancorp, Inc............................   147,176   3,694,118
#   CVB Financial Corp................................   644,006   9,859,732
    Dime Community Bancshares, Inc....................   214,916   3,694,406
    Donegal Group, Inc. Class A.......................    86,643   1,222,533
*   E*TRADE Financial Corp............................   175,059   4,124,390
    Eagle Bancorp Montana, Inc........................       600       7,122
#*  Eagle Bancorp, Inc................................    52,163   2,464,180
    EMC Insurance Group, Inc..........................    85,596   1,990,963
#*  Emergent Capital, Inc.............................     5,841      25,700
    Employers Holdings, Inc...........................   177,753   4,427,827
#*  Encore Capital Group, Inc.........................   149,597   3,428,763
    Endurance Specialty Holdings, Ltd.................   460,370  28,510,714
*   Enova International, Inc..........................    67,783     377,551
*   Enstar Group, Ltd.................................    28,940   4,617,377
#   Enterprise Bancorp, Inc...........................     7,936     188,004
    Enterprise Financial Services Corp................    78,947   2,241,305
    ESSA Bancorp, Inc.................................    34,394     464,663
    Evans Bancorp, Inc................................       615      15,344

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   EverBank Financial Corp...........................   525,079 $ 7,387,862
*   Ezcorp, Inc. Class A..............................   285,377     867,546
*   Farmers Capital Bank Corp.........................     9,477     255,784
#   FBL Financial Group, Inc. Class A.................   134,590   8,218,065
#   Federal Agricultural Mortgage Corp. Class A.......       300       8,025
    Federal Agricultural Mortgage Corp. Class C.......    65,632   2,140,260
    Federated National Holding Co.....................    77,808   1,924,970
    Fidelity & Guaranty Life..........................    35,572     891,079
    Fidelity Southern Corp............................   120,566   1,904,943
    Financial Institutions, Inc.......................    41,750   1,146,037
*   First Acceptance Corp.............................    86,504     177,333
#   First American Financial Corp.....................   410,002  14,091,769
#*  First BanCorp(318672706)..........................   620,973   1,614,530
    First Bancorp(318910106)..........................    69,658   1,306,087
#   First Bancorp, Inc................................    30,368     580,332
    First Bancshares, Inc. (The)......................     1,637      28,075
    First Busey Corp..................................   138,336   2,549,532
    First Business Financial Services, Inc............     8,795     201,933
    First Citizens BancShares, Inc. Class A...........    20,944   5,153,481
    First Commonwealth Financial Corp.................   528,404   4,612,967
    First Community Bancshares, Inc...................    58,270   1,080,908
    First Connecticut Bancorp., Inc...................     8,522     138,653
    First Defiance Financial Corp.....................    48,297   1,880,202
    First Financial Bancorp...........................   341,290   5,460,640
    First Financial Corp..............................    42,280   1,397,354
    First Financial Northwest, Inc....................    97,328   1,316,848
#   First Horizon National Corp.......................   432,724   5,508,577
    First Interstate BancSystem, Inc. Class A.........   114,533   3,086,664
#*  First Marblehead Corp. (The)......................    24,327      91,956
    First Merchants Corp..............................   229,025   5,235,511
    First Midwest Bancorp, Inc........................   474,560   8,271,581
*   First NBC Bank Holding Co.........................    98,583   3,094,520
#   First Niagara Financial Group, Inc................ 1,370,892  13,421,033
    First of Long Island Corp. (The)..................     4,448     129,125
    First South Bancorp, Inc..........................     6,484      54,141
*   First United Corp.................................     5,808      56,221
#   FirstMerit Corp................................... 1,014,288  19,656,901
*   Flagstar Bancorp, Inc.............................   224,496   4,186,850
    Flushing Financial Corp...........................   160,729   3,536,038
#   FNB Corp.......................................... 1,071,931  12,916,769
#*  Forestar Group, Inc...............................   231,647   2,103,355
#   Fox Chase Bancorp, Inc............................    32,279     631,700
#*  FRP Holdings, Inc.................................    14,053     426,649
    Fulton Financial Corp............................. 1,198,136  15,396,048
#   Gain Capital Holdings, Inc........................   237,075   1,650,042
#   German American Bancorp, Inc......................    41,181   1,310,379
    Glacier Bancorp, Inc..............................   465,404  10,978,880
#*  Global Indemnity P.L.C............................    81,746   2,458,102
    Great Southern Bancorp, Inc.......................    58,800   2,332,596
*   Green Dot Corp. Class A...........................   246,213   4,375,205
*   Greenlight Capital Re, Ltd. Class A...............   178,432   3,465,149
    Griffin Industrial Realty, Inc....................    10,781     259,175
    Guaranty Bancorp..................................    37,661     593,537

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Guaranty Federal Bancshares, Inc..................       348 $     5,255
*   Hallmark Financial Services, Inc..................   102,392   1,116,073
#   Hancock Holding Co................................   510,930  12,241,883
    Hanmi Financial Corp..............................   190,714   4,138,494
#   Hanover Insurance Group, Inc. (The)...............   293,477  23,915,441
    Hawthorn Bancshares, Inc..........................       578       8,832
#   HCI Group, Inc....................................    51,109   1,699,374
    Heartland Financial USA, Inc......................    72,164   2,161,312
    Heritage Commerce Corp............................    93,167     913,968
#   Heritage Financial Corp...........................    86,082   1,558,945
    HF Financial Corp.................................     4,524      78,582
*   Hilltop Holdings, Inc.............................   635,370  10,146,859
#   Hingham Institution for Savings...................     2,100     258,321
*   HMN Financial, Inc................................     4,634      53,384
    Home Bancorp, Inc.................................    12,610     321,681
    Home BancShares, Inc..............................    19,587     758,213
*   HomeStreet, Inc...................................   119,427   2,445,865
*   HomeTrust Bancshares, Inc.........................    41,524     768,194
    HopFed Bancorp, Inc...............................    11,678     133,947
    Horace Mann Educators Corp........................   199,944   6,142,280
    Horizon Bancorp...................................    21,320     547,284
    Iberiabank Corp...................................   264,346  12,648,956
#   Independence Holding Co...........................    61,588     944,760
    Independent Bank Corp.(453838609).................    24,000     363,360
    Independent Bank Corp.(453836108).................   150,839   6,894,851
    Independent Bank Group, Inc.......................     5,790     173,179
    Infinity Property & Casualty Corp.................    14,000   1,111,460
    Interactive Brokers Group, Inc. Class A...........   179,500   5,792,465
    International Bancshares Corp.....................   369,252   8,562,954
*   INTL. FCStone, Inc................................   103,495   2,917,524
    Investment Technology Group, Inc..................   169,035   2,909,092
#   Investors Bancorp, Inc............................ 2,267,542  26,507,566
    Investors Title Co................................     6,047     523,065
#   Janus Capital Group, Inc..........................   999,197  12,579,890
*   KCG Holdings, Inc. Class A........................   473,958   4,843,851
#   Kearny Financial Corp.............................    13,377     161,728
    Kemper Corp.......................................   320,067  11,061,516
    Kentucky First Federal Bancorp....................     2,420      22,506
    Kingstone Cos., Inc...............................     1,328      10,744
#*  Ladenburg Thalmann Financial Services, Inc........    30,550      71,793
    Lake Shore Bancorp, Inc...........................       406       5,449
    Lake Sunapee Bank Group...........................     6,518      89,557
    Lakeland Bancorp, Inc.............................   163,431   1,832,062
    Lakeland Financial Corp...........................    83,115   3,639,606
    Landmark Bancorp, Inc.............................     1,177      29,354
    LegacyTexas Financial Group, Inc..................   283,107   5,529,080
    Legg Mason, Inc...................................   770,001  23,577,431
    Macatawa Bank Corp................................   143,788     842,598
    Mackinac Financial Corp...........................    27,138     284,949
#   Maiden Holdings, Ltd..............................   420,500   5,382,400
    MainSource Financial Group, Inc...................    95,214   2,111,847
*   Malvern Bancorp, Inc..............................       500       8,395
    Marlin Business Services Corp.....................    59,997     940,153

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    MB Financial, Inc.................................   490,847 $15,275,159
#*  MBIA, Inc.........................................   868,994   5,787,500
*   MBT Financial Corp................................    67,544     551,159
#   Mercantile Bank Corp..............................    43,634     975,220
    Merchants Bancshares, Inc.........................    23,360     680,010
#   Mercury General Corp..............................    69,445   3,224,331
    Meridian Bancorp, Inc.............................   185,967   2,612,836
    Meta Financial Group, Inc.........................    17,802     771,895
    Metro Bancorp, Inc................................    67,926   1,937,250
    Mid Penn Bancorp, Inc.............................       106       1,648
    MidSouth Bancorp, Inc.............................    30,007     230,754
    MidWestOne Financial Group, Inc...................     7,585     213,518
    MutualFirst Financial, Inc........................     7,316     182,315
    Nasdaq, Inc.......................................   112,867   6,997,754
    National Bank Holdings Corp. Class A..............   173,281   3,411,903
    National General Holdings Corp....................   150,923   2,986,766
    National Interstate Corp..........................    87,951   2,157,438
    National Penn Bancshares, Inc.....................   780,718   8,900,185
    National Security Group, Inc. (The)...............     2,423      36,442
    National Western Life Group, Inc. Class A.........     6,075   1,401,685
#   Navient Corp...................................... 1,036,116   9,905,269
*   Navigators Group, Inc. (The)......................    71,882   6,297,582
    NBT Bancorp, Inc..................................   216,397   5,604,682
    Nelnet, Inc. Class A..............................   192,622   6,254,436
    New York Community Bancorp, Inc................... 1,050,051  16,254,789
    NewBridge Bancorp.................................    69,152     782,801
#*  NewStar Financial, Inc............................   258,751   1,982,033
*   Nicholas Financial, Inc...........................    12,795     132,428
*   NMI Holdings, Inc. Class A........................   144,974     761,113
    Northeast Bancorp.................................     5,243      52,954
    Northeast Community Bancorp, Inc..................    12,202      84,194
#   Northfield Bancorp, Inc...........................   258,261   3,997,880
    Northrim BanCorp, Inc.............................    25,166     581,586
    Northwest Bancshares, Inc.........................   632,299   7,947,998
#   Norwood Financial Corp............................       368      10,216
#   Ocean Shore Holding Co............................     6,734     121,010
    OceanFirst Financial Corp.........................    71,937   1,274,724
    OFG Bancorp.......................................   246,966   1,387,949
    Ohio Valley Banc Corp.............................     2,740      63,650
    Old National Bancorp..............................   698,096   8,600,543
    Old Republic International Corp................... 1,747,310  31,591,365
*   Old Second Bancorp, Inc...........................    77,242     549,191
    OneBeacon Insurance Group, Ltd. Class A...........   143,523   1,842,835
    Oppenheimer Holdings, Inc. Class A................    32,284     494,914
    Opus Bank.........................................    19,507     643,536
    Oritani Financial Corp............................   248,487   4,154,703
    Pacific Continental Corp..........................    57,637     930,261
*   Pacific Mercantile Bancorp........................    47,631     332,464
*   Pacific Premier Bancorp, Inc......................    97,397   1,999,560
#   PacWest Bancorp...................................   604,826  22,203,162
    Park National Corp................................    11,552   1,017,847
    Park Sterling Corp................................   149,877   1,097,100
    PartnerRe, Ltd....................................   314,142  44,105,537

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Peapack Gladstone Financial Corp..................    39,128 $   843,600
#   Penns Woods Bancorp, Inc..........................     6,772     266,410
#   People's United Financial, Inc.................... 2,114,284  30,382,261
    Peoples Bancorp of North Carolina, Inc............     2,810      53,840
    Peoples Bancorp, Inc..............................    88,302   1,515,262
    Peoples Financial Services Corp...................       900      33,300
*   PHH Corp..........................................   305,779   3,754,966
*   Phoenix Cos., Inc. (The)..........................    23,157     851,020
*   PICO Holdings, Inc................................   101,080     887,482
    Pinnacle Financial Partners, Inc..................   192,355   9,588,897
*   Piper Jaffray Cos.................................    60,533   2,058,122
    Popular, Inc......................................   314,439   7,904,996
    Preferred Bank....................................    42,638   1,385,735
    Premier Financial Bancorp, Inc....................    20,810     318,601
#   Primerica, Inc....................................   231,802  10,433,408
    PrivateBancorp, Inc...............................   336,170  12,650,077
    ProAssurance Corp.................................   258,649  12,963,488
#   Prosperity Bancshares, Inc........................   449,128  19,043,027
    Provident Financial Holdings, Inc.................    34,650     605,682
#   Provident Financial Services, Inc.................   332,870   6,537,567
    Prudential Bancorp, Inc...........................     4,416      68,978
    Pulaski Financial Corp............................    34,655     492,794
    QC Holdings, Inc..................................    80,189      50,519
#   QCR Holdings, Inc.................................     7,497     172,131
*   Realogy Holdings Corp.............................   237,004   7,773,731
*   Regional Management Corp..........................    49,418     655,283
    Reinsurance Group of America, Inc.................   430,974  36,300,940
    RenaissanceRe Holdings, Ltd.......................   310,927  35,025,927
    Renasant Corp.....................................   198,963   6,317,075
    Republic Bancorp, Inc. Class A....................    32,677     872,803
#*  Republic First Bancorp, Inc.......................     2,800      11,536
    Resource America, Inc. Class A....................    88,834     387,316
    Riverview Bancorp, Inc............................    63,127     272,709
#   RLI Corp..........................................    62,036   3,678,735
    S&T Bancorp, Inc..................................   177,663   4,798,678
#*  Safeguard Scientifics, Inc........................    90,660   1,178,580
    Safety Insurance Group, Inc.......................    96,610   5,450,736
#   Sandy Spring Bancorp, Inc.........................   115,771   3,079,509
*   Seacoast Banking Corp. of Florida.................   137,187   2,033,111
*   Security National Financial Corp. Class A.........    24,507     135,524
*   Select Bancorp, Inc...............................       700       5,698
#   Selective Insurance Group, Inc....................   290,312   9,089,669
    ServisFirst Bancshares, Inc.......................    11,564     463,369
    Shore Bancshares, Inc.............................     3,713      42,402
    SI Financial Group, Inc...........................    11,051     154,272
    Sierra Bancorp....................................    34,688     631,322
    Simmons First National Corp. Class A..............    55,885   2,476,264
    South State Corp..................................   142,646   9,535,885
*   Southcoast Financial Corp.........................     1,800      24,462
*   Southern First Bancshares, Inc....................     3,147      71,280
    Southern Missouri Bancorp, Inc....................     1,186      28,168
#   Southern National Bancorp of Virginia, Inc........     2,149      28,130
    Southside Bancshares, Inc.........................    95,659   2,155,197

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Southwest Bancorp, Inc............................    95,801 $ 1,603,709
    Southwest Georgia Financial Corp..................     2,355      34,571
    StanCorp Financial Group, Inc.....................   213,896  24,525,315
#   State Auto Financial Corp.........................   142,751   3,116,254
#   State Bank Financial Corp.........................   117,301   2,259,217
    Sterling Bancorp..................................   686,352  10,782,590
    Stewart Information Services Corp.................   122,238   4,334,559
*   Stifel Financial Corp.............................   192,342   6,435,763
#   Stock Yards Bancorp, Inc..........................    16,746     654,434
    Stonegate Bank....................................     1,572      49,785
*   Stratus Properties, Inc...........................     1,430      34,148
    Suffolk Bancorp...................................    91,174   2,551,960
    Summit Financial Group, Inc.......................       889      10,712
    Summit State Bank.................................     2,721      37,468
#*  Sun Bancorp, Inc..................................    28,513     598,203
    Sussex Bancorp....................................       639       8,179
    Symetra Financial Corp............................   596,326  19,094,359
    Synovus Financial Corp............................   689,126  21,039,017
    Talmer Bancorp, Inc. Class A......................   191,192   3,070,544
    TCF Financial Corp................................   985,164  11,831,820
*   Tejon Ranch Co....................................     3,163      61,868
    Territorial Bancorp, Inc..........................    29,116     775,941
*   Texas Capital Bancshares, Inc.....................   239,498   8,550,079
    Timberland Bancorp, Inc...........................    12,743     159,160
#   Tompkins Financial Corp...........................    52,523   2,942,338
#   Towne Bank........................................   189,547   3,614,661
*   Transcontinental Realty Investors, Inc............       800       7,760
    Trico Bancshares..................................   125,264   3,195,485
*   Trinity Place Holdings, Inc.......................    37,307     223,096
#*  TriState Capital Holdings, Inc....................    30,693     365,247
    TrustCo Bank Corp. NY.............................   600,230   3,301,265
#   Trustmark Corp....................................   408,596   8,842,017
    Two River Bancorp.................................     1,955      18,514
    UMB Financial Corp................................   264,439  12,402,189
#   Umpqua Holdings Corp.............................. 1,478,809  21,413,154
    Union Bankshares Corp.............................   250,292   5,749,207
    United Bancshares, Inc............................       466       7,698
#   United Bankshares, Inc............................   365,425  12,270,971
    United Community Bancorp..........................     1,645      22,569
    United Community Banks, Inc.......................   214,510   3,874,051
    United Community Financial Corp...................   141,595     867,977
    United Financial Bancorp, Inc.....................   259,951   2,937,446
    United Fire Group, Inc............................   123,428   4,768,024
#   United Insurance Holdings Corp....................    38,991     605,530
*   United Security Bancshares........................     2,181      11,363
    Unity Bancorp, Inc................................    10,343     119,255
#   Universal Insurance Holdings, Inc.................    54,590   1,023,017
    Univest Corp. of Pennsylvania.....................    53,794   1,058,666
    Validus Holdings, Ltd.............................   555,350  24,568,684
#   Valley National Bancorp........................... 1,517,849  13,357,071
    Value Line, Inc...................................     1,421      23,844
#   Virtus Investment Partners, Inc...................    39,861   3,507,768
*   Walker & Dunlop, Inc..............................   192,153   4,603,986

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Washington Federal, Inc...........................   683,710 $   14,597,208
#   Washington Trust Bancorp, Inc.....................    73,234      2,889,814
#   Waterstone Financial, Inc.........................   128,582      1,780,861
    Wayne Savings Bancshares, Inc.....................       520          6,536
#   Webster Financial Corp............................   393,640     13,057,039
#   WesBanco, Inc.....................................   211,710      6,143,824
#   West BanCorp, Inc.................................    63,587      1,144,566
#   Westamerica Bancorporation........................    43,269      1,889,557
*   Western Alliance Bancorp..........................   232,871      7,586,937
    Westfield Financial, Inc..........................   125,966      1,005,209
    White Mountains Insurance Group, Ltd..............    12,500      8,913,625
    Wilshire Bancorp, Inc.............................   466,086      4,935,851
    Wintrust Financial Corp...........................   315,424     13,276,196
#   WR Berkley Corp...................................   570,804     28,625,821
    WSFS Financial Corp...............................   110,442      3,209,445
    WVS Financial Corp................................       111          1,278
#   Yadkin Financial Corp.............................    37,221        865,016
#   Zions Bancorporation.............................. 1,313,792     29,796,803
                                                                 --------------
Total Financials......................................            1,832,963,794
                                                                 --------------
Health Care -- (5.0%)
    Aceto Corp........................................   156,205      3,569,284
*   Acorda Therapeutics, Inc..........................    98,169      3,614,583
*   Addus HomeCare Corp...............................   125,123      2,653,859
#*  Affymetrix, Inc...................................   455,961      6,397,133
#*  Air Methods Corp..................................   248,625      9,681,457
#*  Albany Molecular Research, Inc....................   132,273      2,158,695
*   Alere, Inc........................................   361,163     13,435,264
*   Allied Healthcare Products, Inc...................     2,597          2,363
*   Allscripts Healthcare Solutions, Inc.............. 1,019,350     14,046,643
*   Almost Family, Inc................................    59,822      2,287,593
#*  Amedisys, Inc.....................................   142,862      5,107,316
*   American Shared Hospital Services.................     4,548          7,140
*   Amsurg Corp.......................................   296,815     21,723,890
    Analogic Corp.....................................    83,772      6,204,992
*   AngioDynamics, Inc................................   190,607      2,157,671
*   Anika Therapeutics, Inc...........................    78,676      2,959,791
*   Aratana Therapeutics, Inc.........................    42,100        141,877
*   Arrhythmia Research Technology, Inc...............       600          2,604
#*  Bio-Rad Laboratories, Inc. Class A................    56,930      7,264,837
#*  BioScrip, Inc.....................................   223,453        399,981
*   Biota Pharmaceuticals, Inc........................     4,190          6,746
*   BioTelemetry, Inc.................................    64,465        608,550
#*  Cambrex Corp......................................   118,156      4,092,924
*   Catalyst Biosciences, Inc.........................     4,640         10,254
#*  Community Health Systems, Inc.....................   708,113     15,210,267
#   CONMED Corp.......................................   164,853      6,089,670
*   Cross Country Healthcare, Inc.....................   127,342      1,833,725
#   CryoLife, Inc.....................................   194,822      1,915,100
*   Cumberland Pharmaceuticals, Inc...................    90,380        448,285
*   Cutera, Inc.......................................    66,520        747,685
#*  Cynosure, Inc. Class A............................   151,660      5,490,092
#*  Derma Sciences, Inc...............................     4,978         17,075

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
            Digirad Corp..................................  88,544 $   440,064
#*          Electromed, Inc...............................  14,700      23,814
#*          Emergent Biosolutions, Inc.................... 234,988   8,600,561
*           Enzo Biochem, Inc............................. 127,370     603,734
*           Exactech, Inc.................................  47,594     952,356
*           Five Star Quality Care, Inc................... 279,841     710,796
#*          Genesis Healthcare, Inc.......................  16,244      29,239
#*          Greatbatch, Inc............................... 175,743   6,785,437
*           Haemonetics Corp.............................. 327,289  10,355,424
#*          Halyard Health, Inc........................... 254,203   6,304,234
#*          Hanger, Inc................................... 203,498   2,745,188
#*          Harvard Bioscience, Inc....................... 179,240     532,343
*           Health Net, Inc...............................  68,156   4,513,290
*           HealthStream, Inc.............................   2,100      45,990
#*          Healthways, Inc............................... 282,202   3,318,696
*           HMS Holdings Corp............................. 219,513   2,645,132
*           Hologic, Inc..................................     206       6,992
*           Icad, Inc.....................................   4,000      18,080
*           ICU Medical, Inc..............................  60,108   5,785,395
#*          Impax Laboratories, Inc....................... 186,109   6,973,504
#*          InfuSystems Holdings, Inc.....................  17,749      49,697
*           Integra LifeSciences Holdings Corp............ 147,526   9,065,473
*           Interpace Diagnostics Group, Inc.............. 104,437      28,198
            Invacare Corp................................. 204,130   3,145,643
*           Juniper Pharmaceuticals, Inc..................   1,600      12,704
            Kewaunee Scientific Corp......................   8,388     141,254
*           Kindred Biosciences, Inc......................   2,800       9,240
            Kindred Healthcare, Inc....................... 555,898   5,369,975
            LeMaitre Vascular, Inc........................  76,602   1,118,389
*           LHC Group, Inc................................ 126,805   4,808,446
*           LifePoint Health, Inc......................... 377,001  26,310,900
*           Luminex Corp.................................. 137,059   2,630,162
*           Magellan Health, Inc.......................... 178,258  10,160,706
(degrees)*  Medcath Corp.................................. 103,153          --
#*          Medicines Co. (The)........................... 208,379   7,201,578
*           MediciNova, Inc...............................  10,484      42,251
*           Merit Medical Systems, Inc.................... 287,308   4,754,947
*           Misonix, Inc..................................   4,641      35,643
#*          Molina Healthcare, Inc........................ 333,464  18,310,508
#           National HealthCare Corp......................  31,555   1,992,698
*           Natus Medical, Inc............................  30,785   1,086,095
#*          Omnicell, Inc................................. 217,440   6,086,146
*           OraSure Technologies, Inc.....................  96,095     525,640
*           Orthofix International NV..................... 117,702   4,645,698
#           Owens & Minor, Inc............................ 356,777  12,362,323
*           PharMerica Corp............................... 186,106   5,525,487
*           Prestige Brands Holdings, Inc................. 313,269  14,623,397
#*          Providence Service Corp. (The)................  95,610   4,245,084
*           Rigel Pharmaceuticals, Inc....................  10,887      29,939
*           RTI Surgical, Inc............................. 349,854   1,123,031
#*          Sagent Pharmaceuticals, Inc...................  47,258     714,068
*           SciClone Pharmaceuticals, Inc................. 359,905   2,875,641
*           SeaSpine Holdings Corp........................  54,094     782,199

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
#   Select Medical Holdings Corp......................   708,924 $  6,756,046
    Span-America Medical Systems, Inc.................     7,621      147,085
#*  Stemline Therapeutics, Inc........................     7,200       36,288
*   Symmetry Surgical, Inc............................    49,366      435,408
#   Teleflex, Inc.....................................    42,058    5,706,850
#*  Triple-S Management Corp. Class B.................   122,302    2,726,112
    Universal American Corp...........................   455,335    2,877,717
#*  WellCare Health Plans, Inc........................    83,363    6,333,921
*   Wright Medical Group NV...........................    11,301      225,455
                                                                 ------------
Total Health Care.....................................            376,735,657
                                                                 ------------
Industrials -- (17.2%)
#   AAR Corp..........................................   206,357    4,335,561
    ABM Industries, Inc...............................   337,006   10,120,290
#   Acacia Research Corp..............................    25,386       94,944
*   ACCO Brands Corp..................................   706,452    4,288,164
    Acme United Corp..................................    12,718      176,144
#   Actuant Corp. Class A.............................   354,542    8,253,738
#   ADT Corp. (The)................................... 1,116,411   33,023,437
#*  AECOM............................................. 1,151,777   31,604,761
*   Aegion Corp.......................................   188,383    3,396,545
*   AeroCentury Corp..................................       782        8,461
#*  Aerovironment, Inc................................   150,967    3,851,168
#   AGCO Corp.........................................   712,737   34,760,183
#   Air Lease Corp....................................   709,726   18,282,542
*   Air Transport Services Group, Inc.................   359,257    3,495,571
    Aircastle, Ltd....................................   137,024    2,352,702
    Alamo Group, Inc..................................    63,138    3,348,208
#   Alaska Air Group, Inc.............................   283,570   19,963,328
#   Albany International Corp. Class A................   163,845    5,557,622
*   Alpha PRO Tech, Ltd...............................    11,540       19,041
    Altra Industrial Motion Corp......................   168,506    3,784,645
    AMERCO............................................    80,841   29,640,353
#*  Ameresco, Inc. Class A............................    46,269      252,166
#   American Railcar Industries, Inc..................   121,307    5,507,338
#   American Science & Engineering, Inc...............    27,896    1,001,187
#*  American Superconductor Corp......................     1,882       11,800
*   American Woodmark Corp............................     4,684      323,196
*   AMREP Corp........................................     7,243       28,393
    Apogee Enterprises, Inc...........................     5,110      203,276
#   Applied Industrial Technologies, Inc..............   241,109    9,268,230
*   ARC Document Solutions, Inc.......................   148,747      548,876
    ArcBest Corp......................................   166,239    3,412,887
    Argan, Inc........................................    79,249    2,386,980
    Astec Industries, Inc.............................   136,624    5,096,075
*   Atlas Air Worldwide Holdings, Inc.................   151,882    5,578,626
*   Avalon Holdings Corp. Class A.....................     1,925        3,224
*   Avis Budget Group, Inc............................   664,700   17,461,669
    AZZ, Inc..........................................   110,064    5,666,095
*   Babcock & Wilcox Enterprises, Inc.................    10,061      207,760
    Barnes Group, Inc.................................   314,950   10,239,025
*   Beacon Roofing Supply, Inc........................   295,097   11,951,428
*   Blount International, Inc.........................    18,288      170,078

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   BlueLinx Holdings, Inc............................ 183,618 $    71,611
    Brady Corp. Class A............................... 164,532   3,692,098
#   Briggs & Stratton Corp............................ 259,610   5,103,933
#*  Broadwind Energy, Inc.............................   2,598       5,586
*   CAI International, Inc............................  99,494     621,838
*   Casella Waste Systems, Inc. Class A...............  19,723     117,352
*   CBIZ, Inc......................................... 339,811   3,432,091
    CDI Corp.......................................... 117,298     602,912
#   CECO Environmental Corp...........................  57,736     450,341
    Celadon Group, Inc................................ 165,027   1,310,314
#*  Chart Industries, Inc............................. 206,041   3,339,925
#   Chicago Bridge & Iron Co. NV...................... 666,947  25,890,883
    Chicago Rivet & Machine Co........................   2,310      55,521
    CIRCOR International, Inc.........................  97,511   3,460,665
*   Civeo Corp........................................ 438,749     473,849
#   CLARCOR, Inc......................................  22,361   1,047,836
#*  Clean Harbors, Inc................................ 327,650  14,518,171
#*  Colfax Corp.......................................  37,600     832,464
    Columbus McKinnon Corp............................ 109,296   1,562,933
    Comfort Systems USA, Inc.......................... 214,385   6,075,671
*   Commercial Vehicle Group, Inc.....................  17,488      54,213
    Compx International, Inc..........................   5,019      50,692
*   Continental Building Products, Inc................   2,097      31,329
*   Continental Materials Corp........................     125       1,326
#   Copa Holdings SA Class A.......................... 155,778   7,337,144
#   Covanta Holding Corp.............................. 834,314  11,797,200
*   Covenant Transportation Group, Inc. Class A.......  94,366   1,842,968
*   CPI Aerostructures, Inc...........................  30,852     270,264
*   CRA International, Inc............................  46,319     862,923
    Crane Co..........................................  21,688   1,035,819
    Cubic Corp........................................  93,751   3,746,290
    Curtiss-Wright Corp............................... 291,106  20,086,314
*   DigitalGlobe, Inc................................. 392,474   5,141,409
    Douglas Dynamics, Inc............................. 168,451   3,345,437
*   Ducommun, Inc.....................................  59,213     876,352
#*  Dycom Industries, Inc............................. 114,113   7,561,127
#   Dynamic Materials Corp............................  64,392     393,435
#*  Eagle Bulk Shipping, Inc..........................   1,241       1,638
    Eastern Co. (The).................................  16,266     270,178
*   Echo Global Logistics, Inc........................  31,889     701,877
    Ecology and Environment, Inc. Class A.............   8,425      83,660
    EMCOR Group, Inc.................................. 232,446  10,622,782
    Encore Wire Corp.................................. 118,977   4,427,134
#*  Energy Recovery, Inc..............................  49,534     307,111
    EnerSys........................................... 244,173  11,825,298
    Engility Holdings, Inc............................  67,369     910,155
    Ennis, Inc........................................ 150,640   3,008,281
    EnPro Industries, Inc............................. 135,137   6,009,542
    ESCO Technologies, Inc............................ 142,513   4,906,723
#   Espey Manufacturing & Electronics Corp............   7,809     192,101
    Essendant, Inc.................................... 213,686   6,380,664
*   Esterline Technologies Corp....................... 108,480   8,538,461
#*  ExOne Co. (The)...................................     900       6,858

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Federal Signal Corp...............................   654,992 $ 9,687,332
#   Fluor Corp........................................   392,537  17,620,986
    Forward Air Corp..................................        75       3,237
*   Franklin Covey Co.................................   120,945   2,141,936
#   Franklin Electric Co., Inc........................   236,886   6,462,250
    FreightCar America, Inc...........................    82,851   1,578,312
*   FTI Consulting, Inc...............................   302,813  10,262,333
*   Fuel Tech, Inc....................................    51,222      92,200
*   Furmanite Corp....................................    84,920     444,981
    G&K Services, Inc. Class A........................    57,874   3,725,928
#   GATX Corp.........................................   231,825   9,500,189
#*  Genco Shipping & Trading, Ltd.....................    11,697      11,814
#*  Gencor Industries, Inc............................    25,929     305,703
#   General Cable Corp................................   337,596   3,956,625
#*  Genesee & Wyoming, Inc. Class A...................   264,823  13,129,924
*   Gibraltar Industries, Inc.........................   160,912   3,417,771
    Global Power Equipment Group, Inc.................    16,109      42,206
#*  Golden Ocean Group, Ltd...........................   121,293      90,133
#*  Goldfield Corp. (The).............................    60,139      76,978
#   Gorman-Rupp Co. (The).............................     5,078     129,083
*   GP Strategies Corp................................    76,446   1,849,229
#   Graham Corp.......................................     9,234     159,748
    Granite Construction, Inc.........................   246,614   9,526,699
*   Great Lakes Dredge & Dock Corp....................   354,255   1,218,637
#   Greenbrier Cos., Inc. (The).......................   152,823   3,952,003
#   Griffon Corp......................................   279,210   4,238,408
    H&E Equipment Services, Inc.......................    51,426     599,113
    Hardinge, Inc.....................................    54,784     483,743
*   Hawaiian Holdings, Inc............................   126,019   4,437,129
#   Heartland Express, Inc............................     4,568      78,341
    Heidrick & Struggles International, Inc...........   118,710   3,129,196
*   Heritage-Crystal Clean, Inc.......................     8,311      79,287
#*  Hertz Global Holdings, Inc........................    93,542     849,361
*   Hill International, Inc...........................   142,280     480,906
    Houston Wire & Cable Co...........................   143,392     790,090
*   Hub Group, Inc. Class A...........................   223,454   6,808,643
*   Hudson Global, Inc................................   119,294     322,094
#*  Hudson Technologies, Inc..........................    73,261     217,585
    Hurco Cos., Inc...................................    39,029   1,053,783
*   Huron Consulting Group, Inc.......................   145,886   8,185,663
    Hyster-Yale Materials Handling, Inc...............    72,674   3,774,688
*   ICF International, Inc............................   105,931   3,623,900
#*  InnerWorkings, Inc................................   107,877     761,612
*   Innovative Solutions & Support, Inc...............     9,704      25,619
    Insteel Industries, Inc...........................   105,557   2,587,202
*   Integrated Electrical Services, Inc...............    41,643     510,960
#   International Shipholding Corp....................    11,479      15,497
#*  Intersections, Inc................................    43,923     113,761
    ITT Corp..........................................    90,988   2,952,561
#*  Jacobs Engineering Group, Inc.....................   970,224  38,061,888
*   JetBlue Airways Corp.............................. 1,353,290  28,838,610
#   Joy Global, Inc...................................   349,127   3,480,796
    Kadant, Inc.......................................    36,328   1,409,890

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Kaman Corp........................................ 160,449 $ 6,392,288
#   Kelly Services, Inc. Class A...................... 198,377   3,289,091
    Kennametal, Inc...................................  15,738     278,563
*   Key Technology, Inc...............................  23,834     172,797
    Kimball International, Inc. Class B............... 161,322   1,555,144
#*  Kirby Corp........................................ 365,670  18,521,185
#*  KLX, Inc.......................................... 165,121   4,826,487
#   Knight Transportation, Inc........................ 540,649  13,229,681
    Korn/Ferry International.......................... 343,619  10,586,901
#*  Kratos Defense & Security Solutions, Inc.......... 420,140   1,340,247
*   Lawson Products, Inc..............................  39,074     757,254
#*  Layne Christensen Co..............................  99,974     511,867
    LB Foster Co. Class A.............................  57,208     659,608
*   LMI Aerospace, Inc................................  71,079     701,550
    LS Starrett Co. (The) Class A.....................  24,580     236,705
    LSI Industries, Inc............................... 176,184   2,033,163
*   Lydall, Inc.......................................  82,151   2,320,766
#*  Manitex International, Inc........................   9,272      47,287
#   Manitowoc Co., Inc. (The)......................... 708,905  11,158,165
#   ManpowerGroup, Inc................................ 163,875  12,511,856
    Marten Transport, Ltd............................. 171,197   2,872,686
*   MasTec, Inc....................................... 510,491   7,881,981
    Matson, Inc....................................... 260,403  10,522,885
#   Matthews International Corp. Class A.............. 202,691  10,116,308
    McGrath RentCorp.................................. 137,262   3,350,565
*   MFRI, Inc.........................................  27,948     178,867
    Miller Industries, Inc............................  66,070   1,419,844
*   Mistras Group, Inc................................  80,988   1,829,519
#   Mobile Mini, Inc.................................. 299,000   7,750,080
*   Moog, Inc. Class A................................ 202,343   9,374,551
*   MRC Global, Inc................................... 663,649   6,669,672
#   MSC Industrial Direct Co., Inc. Class A...........  15,989   1,036,247
    Mueller Industries, Inc........................... 347,561   8,845,427
    Mueller Water Products, Inc. Class A.............. 357,925   2,938,564
#   Multi-Color Corp..................................   8,710     548,991
*   MYR Group, Inc.................................... 133,293   2,667,193
#   National Presto Industries, Inc...................   7,322     579,097
*   Navigant Consulting, Inc.......................... 288,746   4,559,299
#*  NL Industries, Inc................................  87,722     182,462
    NN, Inc........................................... 154,276   1,869,825
*   Northwest Pipe Co.................................  58,958     564,228
*   NV5 Global, Inc...................................  10,582     200,846
*   On Assignment, Inc................................ 283,288  10,949,081
    Orbital ATK, Inc.................................. 276,659  24,962,942
#*  Orion Energy Systems, Inc.........................  75,467     153,198
#*  Orion Marine Group, Inc...........................  90,385     326,290
#   Oshkosh Corp...................................... 461,642  15,201,871
    Owens Corning..................................... 773,832  35,743,300
#*  PAM Transportation Services, Inc..................  31,804     821,497
    Park-Ohio Holdings Corp...........................   7,560     215,687
*   Patrick Industries, Inc...........................   3,584     125,261
#*  Patriot Transportation Holding, Inc...............   4,683     104,712
*   Pendrell Corp.....................................  20,276      10,947

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Perma-Fix Environmental Services..................    15,435 $    58,036
    Powell Industries, Inc............................    54,773   1,371,516
*   PowerSecure International, Inc....................   184,476   2,025,546
#   Preformed Line Products Co........................    21,066     796,716
#   Primoris Services Corp............................   190,996   3,894,408
    Providence and Worcester Railroad Co..............     2,567      33,371
    Quad/Graphics, Inc................................    97,590     983,707
    Quanex Building Products Corp.....................   243,602   4,509,073
#*  Quanta Services, Inc.............................. 1,061,606  19,852,032
#*  Radiant Logistics, Inc............................    21,000      69,510
#   Raven Industries, Inc.............................   117,072   1,757,251
#*  RBC Bearings, Inc.................................   100,564   5,966,462
    RCM Technologies, Inc.............................    41,207     204,799
    Regal Beloit Corp.................................   240,180  13,500,518
#*  Republic Airways Holdings, Inc....................   368,032     783,908
    Resources Connection, Inc.........................   251,663   3,802,628
*   Rexnord Corp......................................    17,708     289,880
*   Roadrunner Transportation Systems, Inc............   191,015   1,512,839
*   RPX Corp..........................................   268,737   3,111,974
#*  Rush Enterprises, Inc. Class A....................   161,773   3,089,864
#*  Rush Enterprises, Inc. Class B....................     1,650      30,987
#   Ryder System, Inc.................................   309,611  16,462,017
#*  Saia, Inc.........................................   163,383   3,494,762
*   SIFCO Industries, Inc.............................    16,504     127,906
    Simpson Manufacturing Co., Inc....................   285,448   9,314,168
#   SkyWest, Inc......................................   262,735   3,946,280
*   SL Industries, Inc................................    16,927     507,810
*   SP Plus Corp......................................    48,851   1,096,705
*   Sparton Corp......................................    52,403     898,187
#   SPX Corp..........................................    29,913     278,191
*   SPX FLOW, Inc.....................................    29,913     713,126
    Standex International Corp........................    31,706   2,289,807
    Steelcase, Inc. Class A...........................    72,425     924,143
*   Sterling Construction Co., Inc....................   133,412     717,757
    Supreme Industries, Inc. Class A..................    29,353     170,834
    TAL International Group, Inc......................   235,760   2,659,373
*   Team, Inc.........................................   118,664   2,847,936
    Terex Corp........................................   492,666  11,035,718
    Tetra Tech, Inc...................................   326,269   8,642,866
#   Textainer Group Holdings, Ltd.....................    10,689     113,838
*   Thermon Group Holdings, Inc.......................   163,930   2,757,303
    Timken Co. (The)..................................   139,202   3,695,813
#   Titan International, Inc..........................   253,143     759,429
#*  Titan Machinery, Inc..............................   121,425   1,030,898
*   Transcat, Inc.....................................     5,948      58,052
*   TRC Cos., Inc.....................................    92,819     819,592
*   TriMas Corp.......................................   261,959   4,529,271
    Trinity Industries, Inc........................... 1,336,519  28,628,237
#   Triumph Group, Inc................................   273,066   6,963,183
*   TrueBlue, Inc.....................................   262,691   5,999,862
*   Tutor Perini Corp.................................   283,777   3,748,694
    Twin Disc, Inc....................................    49,235     563,248
*   Ultralife Corp....................................    85,616     482,018

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    UniFirst Corp.....................................    91,623 $    9,647,902
#*  United Rentals, Inc...............................   122,700      5,878,557
    Universal Forest Products, Inc....................   101,566      6,996,882
    Universal Truckload Services, Inc.................     2,903         37,478
    US Ecology, Inc...................................    15,404        523,274
*   USA Truck, Inc....................................    53,420        863,801
    Valmont Industries, Inc...........................   107,688     11,478,464
*   Vectrus, Inc......................................    13,441        265,594
#*  Veritiv Corp......................................    23,531        725,931
*   Versar, Inc.......................................    42,347        110,102
    Viad Corp.........................................   108,990      3,211,935
*   Vicor Corp........................................     1,500         12,600
*   Virco Manufacturing Corp..........................    19,199         59,517
*   Volt Information Sciences, Inc....................    54,923        421,259
#   VSE Corp..........................................    18,380      1,102,800
#*  Wabash National Corp..............................   458,712      5,073,355
#   Waste Connections, Inc............................   640,339     38,401,130
    Watts Water Technologies, Inc. Class A............   183,098      9,021,238
    Werner Enterprises, Inc...........................   432,774     10,451,492
#*  Wesco Aircraft Holdings, Inc......................   433,386      4,892,928
#*  WESCO International, Inc..........................   247,211      9,982,380
*   Willdan Group, Inc................................     4,232         36,226
*   Willis Lease Finance Corp.........................    12,818        227,007
    Woodward, Inc.....................................    60,973      2,816,343
#*  XPO Logistics, Inc................................    58,605      1,339,124
                                                                 --------------
Total Industrials.....................................            1,295,468,875
                                                                 --------------
Information Technology -- (12.0%)
*   Actua Corp........................................   270,358      2,557,587
*   Acxiom Corp.......................................   498,521      9,322,343
*   ADDvantage Technologies Group, Inc................    11,887         20,802
    ADTRAN, Inc.......................................   337,847      6,135,302
*   Advanced Energy Industries, Inc...................   155,113      4,355,573
*   Agilysys, Inc.....................................    81,219        804,068
#*  Alpha & Omega Semiconductor, Ltd..................    59,887        571,921
*   Amkor Technology, Inc............................. 1,190,635      7,310,499
#*  Amtech Systems, Inc...............................    53,593        303,872
*   ANADIGICS, Inc....................................    31,646         21,839
*   Anixter International, Inc........................    83,243      4,115,534
#*  ARRIS International P.L.C.........................   911,241     23,209,308
*   Arrow Electronics, Inc............................   704,010     36,326,916
    Astro-Med, Inc....................................    24,407        382,946
*   Aviat Networks, Inc...............................   241,458        178,003
#*  Avid Technology, Inc..............................    11,334         80,471
#   Avnet, Inc........................................   947,581     37,827,434
#   AVX Corp..........................................   638,117      7,325,583
*   Aware, Inc........................................    57,672        170,709
*   Axcelis Technologies, Inc.........................   392,056      1,027,187
*   AXT, Inc..........................................   186,167        467,279
*   Bankrate, Inc.....................................   204,274      2,336,895
#   Bel Fuse, Inc. Class A............................     3,065         41,960
    Bel Fuse, Inc. Class B............................    53,711        814,796
    Belden, Inc.......................................     4,925        210,396

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Benchmark Electronics, Inc........................   298,403 $ 6,266,463
    Black Box Corp....................................    82,688     630,083
*   Blucora, Inc......................................   269,494   2,325,733
#*  BroadVision, Inc..................................    22,469     126,950
    Brocade Communications Systems, Inc............... 1,520,781  12,135,832
    Brooks Automation, Inc............................   361,535   3,445,429
*   BSQUARE Corp......................................    92,924     571,483
*   Cabot Microelectronics Corp.......................    81,215   3,300,578
*   CACI International, Inc. Class A..................   145,937  12,122,987
*   Calix, Inc........................................   273,955   2,103,974
*   Cartesian, Inc....................................     4,096       7,987
*   Cascade Microtech, Inc............................    90,907   1,440,876
#*  Ceva, Inc.........................................    13,291     307,687
    Checkpoint Systems, Inc...........................   206,005   1,334,912
*   CIBER, Inc........................................   465,427   1,512,638
#*  Cirrus Logic, Inc.................................   573,414  19,908,934
    ClearOne, Inc.....................................       200       2,412
*   Coherent, Inc.....................................   159,812  12,348,673
    Cohu, Inc.........................................   148,274   1,795,598
    Communications Systems, Inc.......................    39,335     283,999
    Computer Task Group, Inc..........................    20,131     118,974
    Comtech Telecommunications Corp...................   122,555   2,392,274
    Concurrent Computer Corp..........................    43,478     219,999
#   Convergys Corp....................................   590,305  14,427,054
#*  Covisint Corp.....................................    23,933      50,499
#*  Cree, Inc.........................................   510,499  14,309,287
    CSG Systems International, Inc....................    63,332   2,212,820
    CSP, Inc..........................................     3,924      21,974
    CTS Corp..........................................   162,305   2,556,304
*   CyberOptics Corp..................................    23,180     202,825
#   Cypress Semiconductor Corp........................   158,381   1,244,875
#   Daktronics, Inc...................................   236,952   1,902,725
*   Datalink Corp.....................................   133,421     957,963
#*  Demand Media, Inc.................................   226,783   1,142,986
*   DHI Group, Inc....................................   336,099   3,129,082
*   Digi International, Inc...........................   139,365   1,271,009
*   Diodes, Inc.......................................   252,664   4,833,462
*   DSP Group, Inc....................................   117,421   1,123,719
*   DTS, Inc..........................................   115,316   2,569,240
    EarthLink Holdings Corp...........................   390,759   2,313,293
*   Echelon Corp......................................     2,023      12,098
#*  EchoStar Corp. Class A............................   290,628  10,209,762
*   Edgewater Technology, Inc.........................    33,947     264,447
    Electro Rent Corp.................................   126,762   1,107,900
*   Electro Scientific Industries, Inc................   185,665   1,121,417
*   Electronics for Imaging, Inc......................   248,647  10,289,013
*   Emcore Corp.......................................   164,316     995,755
#*  EnerNOC, Inc......................................   245,488   1,288,812
*   Entegris, Inc.....................................   871,229  10,158,530
#   Epiq Systems, Inc.................................   196,038   2,454,396
*   ePlus, Inc........................................    38,437   3,640,368
*   Everi Holdings, Inc...............................   378,314   1,063,062
#*  Everyday Health, Inc..............................    31,626     145,480

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Evolving Systems, Inc.............................     4,622 $    24,543
*   Exar Corp.........................................   226,716   1,246,938
*   ExlService Holdings, Inc..........................   158,399   6,915,700
*   Extreme Networks, Inc.............................    30,739      84,840
*   Fabrinet..........................................   212,129   5,284,133
*   Fairchild Semiconductor International, Inc........   720,838  14,769,971
#*  FARO Technologies, Inc............................    60,462   1,552,060
#*  Finisar Corp......................................   606,705   7,705,153
#*  First Solar, Inc..................................   695,904  47,780,769
*   Flextronics International, Ltd.................... 1,650,943  17,301,883
*   FormFactor, Inc...................................   349,687   2,905,899
*   Frequency Electronics, Inc........................    32,980     292,862
*   GigOptix, Inc.....................................    28,352      88,458
    GlobalScape, Inc..................................     3,700      12,580
#*  GrubHub, Inc......................................    63,069   1,188,851
*   GSE Systems, Inc..................................    70,034     147,772
*   GSI Group, Inc....................................    73,619     909,931
#*  GSI Technology, Inc...............................    75,957     262,052
    Hackett Group, Inc. (The).........................   157,652   2,328,520
#*  Harmonic, Inc.....................................   549,890   1,814,637
*   Higher One Holdings, Inc..........................    35,939     125,427
#*  Hutchinson Technology, Inc........................   119,479     442,072
    IAC/InterActiveCorp...............................    67,470   3,504,392
#*  ID Systems, Inc...................................    51,028     204,622
#*  Identiv, Inc......................................     7,955      15,115
*   IEC Electronics Corp..............................     8,769      29,552
*   II-VI, Inc........................................   194,782   4,051,466
*   Image Sensing Systems, Inc........................     2,900       9,280
#*  Imation Corp......................................   181,899     152,741
    Ingram Micro, Inc. Class A........................ 1,149,627  32,419,481
*   Insight Enterprises, Inc..........................   219,712   5,191,795
*   Internap Corp.....................................   242,926     937,694
    Intersil Corp. Class A............................   777,519  10,107,747
*   inTEST Corp.......................................    12,894      51,576
#*  Intevac, Inc......................................   108,084     483,135
*   IntraLinks Holdings, Inc..........................   378,009   3,046,753
*   IntriCon Corp.....................................    10,021      74,957
*   Iteris, Inc.......................................    25,917      55,203
#*  Itron, Inc........................................   241,928   7,973,947
*   Ixia..............................................   315,116   3,015,660
    IXYS Corp.........................................   185,976   2,218,694
#   Jabil Circuit, Inc................................ 1,141,707  22,731,386
#*  Kemet Corp........................................   151,010     223,495
*   Key Tronic Corp...................................    57,943     439,208
*   Kimball Electronics, Inc..........................   132,384   1,329,135
#*  Knowles Corp......................................   186,614   2,537,950
#*  Kopin Corp........................................   180,980     349,291
*   Kulicke & Soffa Industries, Inc...................   423,399   4,284,798
*   KVH Industries, Inc...............................   116,170   1,121,040
#*  Lattice Semiconductor Corp........................   625,168   3,038,316
    Lexmark International, Inc. Class A...............   346,193   9,766,105
*   Limelight Networks, Inc...........................   463,572     579,465
*   Liquidity Services, Inc...........................   137,523     895,275

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Littelfuse, Inc...................................    51,089 $ 5,205,969
*   LoJack Corp.......................................    23,777     127,445
#*  Magnachip Semiconductor Corp......................    51,226     234,615
    ManTech International Corp. Class A...............   149,884   4,321,156
    Marchex, Inc. Class B.............................   155,433     593,754
#   Marvell Technology Group, Ltd..................... 2,165,576  19,165,348
*   Mattson Technology, Inc...........................    85,463     298,266
*   MaxLinear, Inc. Class A...........................     8,498     130,699
#*  Maxwell Technologies, Inc.........................    60,404     421,016
*   MeetMe, Inc.......................................    85,881     273,960
    Mentor Graphics Corp..............................   502,294   8,729,870
*   Mercury Systems, Inc..............................   215,018   4,104,694
    Methode Electronics, Inc..........................   141,931   3,698,722
*   Microsemi Corp....................................   505,174  16,014,016
    MKS Instruments, Inc..............................   346,639  12,284,886
    MOCON, Inc........................................    12,717     166,720
#*  ModusLink Global Solutions, Inc...................   329,635     708,715
#*  Monster Worldwide, Inc............................   898,660   4,484,313
*   MoSys, Inc........................................    10,117       9,206
*   MRV Communications, Inc...........................     1,100      12,760
*   Multi-Fineline Electronix, Inc....................   140,477   2,350,180
*   Nanometrics, Inc..................................    50,747     717,055
*   NAPCO Security Technologies, Inc..................    76,438     416,587
    NCI, Inc. Class A.................................    22,409     282,802
#*  NCR Corp..........................................   134,953   2,879,897
*   NeoPhotonics Corp.................................   278,918   2,501,894
*   NETGEAR, Inc......................................   241,804   9,036,215
*   Newport Corp......................................   245,707   3,742,118
#*  Novatel Wireless, Inc.............................    76,794      82,938
    NVE Corp..........................................       900      44,640
#*  Oclaro, Inc.......................................    65,869     227,907
#*  ON Semiconductor Corp............................. 1,051,962   9,004,795
    Optical Cable Corp................................    28,064      67,354
*   OSI Systems, Inc..................................   118,521   6,497,321
*   PAR Technology Corp...............................    59,048     343,659
    Park Electrochemical Corp.........................    86,305   1,405,045
    PC Connection, Inc................................   120,892   2,728,532
    PC-Tel, Inc.......................................    42,442     203,297
*   PCM, Inc..........................................    51,256     422,862
*   PDF Solutions, Inc................................     6,916      74,900
*   Perceptron, Inc...................................    46,051     303,937
*   Perficient, Inc...................................   225,154   4,289,184
*   Photronics, Inc...................................   390,836   4,666,582
*   Plexus Corp.......................................   196,047   6,851,843
*   Polycom, Inc......................................   851,148   8,673,198
*   PRGX Global, Inc..................................    43,665     165,927
*   Progress Software Corp............................   317,698   8,225,201
*   QLogic Corp.......................................   499,555   6,404,295
*   Qorvo, Inc........................................   101,284   4,010,846
*   Qualstar Corp.....................................    33,400      23,046
*   Qumu Corp.........................................    42,582     133,282
*   Radisys Corp......................................   189,689     512,160
*   Rambus, Inc.......................................    39,049     477,960

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  RealNetworks, Inc................................. 207,543 $   751,306
    Reis, Inc.........................................  43,097     971,837
*   Relm Wireless Corp................................   8,250      32,505
*   RetailMeNot, Inc.................................. 228,476   2,079,132
#   RF Industries, Ltd................................  30,109     124,350
    Richardson Electronics, Ltd.......................  74,071     381,466
#*  Rightside Group, Ltd..............................   2,646      23,814
*   Rofin-Sinar Technologies, Inc..................... 185,098   4,718,148
*   Rogers Corp.......................................  97,276   4,617,692
#*  Rovi Corp......................................... 774,386  15,069,552
*   Rubicon Technology, Inc...........................  13,454      13,992
*   Rudolph Technologies, Inc......................... 242,241   3,103,107
*   Sanmina Corp...................................... 486,374   9,114,649
*   ScanSource, Inc................................... 179,537   5,633,871
*   SciQuest, Inc.....................................  56,361     717,476
#*  Seachange International, Inc...................... 185,533   1,154,015
#*  Semtech Corp......................................  64,695   1,300,369
#*  ServiceSource International, Inc..................  18,044      69,830
*   ShoreTel, Inc.....................................  85,307     700,370
*   Sigma Designs, Inc................................ 228,503   1,514,975
*   Silicon Laboratories, Inc......................... 180,889   8,248,538
*   SMTC Corp.........................................  30,286      37,857
#*  Sonus Networks, Inc...............................  95,244     571,464
*   StarTek, Inc......................................  60,586     242,950
#*  Super Micro Computer, Inc......................... 268,102   7,984,078
*   Support.com, Inc.................................. 124,869     107,774
*   Sykes Enterprises, Inc............................ 315,582   9,290,734
#*  Synacor, Inc......................................  15,816      25,622
    SYNNEX Corp....................................... 196,918  16,531,266
#*  Take-Two Interactive Software, Inc................ 235,606   8,175,528
#*  Tangoe, Inc.......................................  76,604     641,175
*   Tech Data Corp.................................... 321,459  20,059,042
*   TechTarget, Inc...................................  51,474     409,218
*   TeleCommunication Systems, Inc. Class A........... 340,526   1,689,009
#*  Telenav, Inc...................................... 133,559     769,300
#   Tessco Technologies, Inc..........................  40,495     668,977
    TheStreet, Inc.................................... 116,295     152,346
*   TiVo, Inc.........................................   3,383      26,996
*   Tremor Video, Inc.................................  28,774      53,520
*   Trio-Tech International...........................     979       2,496
#*  TTM Technologies, Inc............................. 576,259   3,359,590
*   Ultra Clean Holdings, Inc......................... 149,985     773,923
*   Ultratech, Inc.................................... 208,262   4,200,645
*   United Online, Inc................................  95,853   1,017,000
*   Universal Security Instruments, Inc...............   1,353       5,520
#*  Veeco Instruments, Inc............................ 163,212   3,042,272
#*  ViaSat, Inc.......................................  26,765   1,672,812
#*  Viavi Solutions, Inc.............................. 361,302   1,806,510
*   Vicon Industries, Inc.............................  22,202      36,633
*   Virtusa Corp......................................  19,250     860,860
#   Vishay Intertechnology, Inc....................... 900,924  10,324,589
*   Vishay Precision Group, Inc.......................  57,269     676,920
#*  Vringo, Inc.......................................   5,552       9,272

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
#   Wayside Technology Group, Inc.....................    12,218 $    222,978
*   Westell Technologies, Inc. Class A................   113,872      125,259
*   Wireless Telecom Group, Inc.......................    10,991       16,486
*   Xcerra Corp.......................................   256,051    1,403,159
*   XO Group, Inc.....................................   147,747    2,201,430
*   YuMe, Inc.........................................    13,949       43,939
#*  Zynga, Inc. Class A............................... 5,129,075   12,617,524
                                                                 ------------
Total Information Technology..........................            902,619,436
                                                                 ------------
Materials -- (5.4%)
#   A Schulman, Inc...................................   160,105    4,053,859
    Airgas, Inc.......................................   324,745   45,464,300
#   Albemarle Corp....................................   453,652   23,880,241
#   Allegheny Technologies, Inc.......................   371,274    3,482,550
#*  AM Castle & Co....................................   109,790      202,014
#   American Vanguard Corp............................   137,263    1,545,581
    Ampco-Pittsburgh Corp.............................    35,737      372,380
    Axiall Corp.......................................   385,042    6,903,803
    Bemis Co., Inc....................................   290,762   13,918,777
*   Boise Cascade Co..................................   201,712    4,167,370
    Cabot Corp........................................   140,214    5,656,233
    Calgon Carbon Corp................................   301,393    4,879,553
#   Carpenter Technology Corp.........................   284,724    7,903,938
#*  Century Aluminum Co...............................   660,336    3,116,786
    Chase Corp........................................    27,019    1,241,523
*   Chemtura Corp.....................................   492,047   12,911,313
*   Clearwater Paper Corp.............................   111,978    4,385,058
#*  Coeur Mining, Inc.................................   589,019    1,301,732
    Commercial Metals Co..............................   716,296    9,970,840
*   Core Molding Technologies, Inc....................    41,394      448,297
    Domtar Corp.......................................   438,919   14,155,138
    Ferroglobe P.L.C..................................    63,546      540,141
#*  Flotek Industries, Inc............................    52,914      353,466
    Friedman Industries, Inc..........................    32,585      156,408
    FutureFuel Corp...................................   181,225    2,268,937
    Graphic Packaging Holding Co......................   269,178    3,057,862
#   Greif, Inc. Class A...............................   147,452    3,897,156
#   Greif, Inc. Class B...............................     1,645       60,042
*   Handy & Harman, Ltd...............................     2,054       34,959
#   Hawkins, Inc......................................    16,998      636,915
    Haynes International, Inc.........................    59,595    1,907,040
    HB Fuller Co......................................   350,360   13,040,399
#   Hecla Mining Co................................... 1,506,237    2,801,601
#*  Horsehead Holding Corp............................   140,064       36,066
#   Huntsman Corp..................................... 1,233,658   10,646,469
    Innophos Holdings, Inc............................   118,328    3,160,541
    Innospec, Inc.....................................   175,909    8,769,064
*   Intrepid Potash, Inc..............................   130,738      285,009
#   Kaiser Aluminum Corp..............................    97,047    7,544,434
    KapStone Paper and Packaging Corp.................   521,534    7,708,272
    KMG Chemicals, Inc................................    64,309    1,482,966
*   Kraton Performance Polymers, Inc..................   187,316    2,749,799
#   Kronos Worldwide, Inc.............................   120,851      568,000

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*           Louisiana-Pacific Corp.....................   356,895 $  5,610,389
#*           LSB Industries, Inc........................   121,433      680,025
             Materion Corp..............................   115,602    2,831,093
#            McEwen Mining, Inc.........................    61,134       75,195
             Mercer International, Inc..................   329,930    2,424,985
             Minerals Technologies, Inc.................   191,231    7,838,559
             Myers Industries, Inc......................   136,592    1,555,783
*            Northern Technologies International Corp...     6,062       63,045
             Olin Corp..................................   335,988    5,691,637
#            Olympic Steel, Inc.........................    72,411      676,319
#*           OMNOVA Solutions, Inc......................   172,970      908,092
             PH Glatfelter Co...........................   268,964    3,969,909
#*           Platform Specialty Products Corp...........    74,546      568,786
             Reliance Steel & Aluminum Co...............   554,076   31,549,087
*            Rentech, Inc...............................    17,429       33,987
#*           Resolute Forest Products, Inc..............   251,028    1,415,798
#            Royal Gold, Inc............................    68,653    2,045,173
             Schnitzer Steel Industries, Inc. Class A...   262,267    3,527,491
#            Schweitzer-Mauduit International, Inc......   178,060    7,478,520
#            Sonoco Products Co.........................   491,297   19,411,144
             Steel Dynamics, Inc........................ 1,843,712   33,832,115
             Stepan Co..................................   100,462    4,516,772
#*           Stillwater Mining Co.......................   501,124    3,282,362
             SunCoke Energy, Inc........................   348,466    1,317,201
             Synalloy Corp..............................    21,013      148,142
#            TimkenSteel Corp...........................   168,707    1,520,050
#*           Trecora Resources..........................    78,016      820,728
             Tredegar Corp..............................    31,709      416,339
#            Tronox, Ltd. Class A.......................   245,802      877,513
*            UFP Technologies, Inc......................     1,916       41,520
             United States Lime & Minerals, Inc.........    17,564      965,493
#            United States Steel Corp...................   866,240    6,063,680
#*           Universal Stainless & Alloy Products, Inc..    37,538      256,760
#            Westlake Chemical Corp.....................    85,840    3,904,003
             Worthington Industries, Inc................   253,488    7,754,198
                                                                   ------------
Total Materials.........................................            405,738,725
                                                                   ------------
Other -- (0.0%)
(degrees)*   FRD Acquisition Co. Escrow Shares..........    55,628           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   137,957           --
                                                                   ------------
Total Other                                                                  --
                                                                   ------------
Telecommunication Services -- (1.2%)
*            Alaska Communications Systems Group, Inc...   107,597      174,307
             Atlantic Tele-Network, Inc.................    67,297    5,181,196
#*           Boingo Wireless, Inc.......................   252,031    1,537,389
#            Consolidated Communications Holdings, Inc..    92,780    1,859,311
#            Frontier Communications Corp............... 7,370,940   33,537,777
*            General Communication, Inc. Class A........   273,389    4,953,809
*            Hawaiian Telcom Holdco, Inc................    11,373      271,360
             IDT Corp. Class B..........................    98,910    1,256,157
#*           Iridium Communications, Inc................   320,634    2,231,613

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
*              Lumos Networks Corp..................     114,153 $    1,321,892
#*             ORBCOMM, Inc.........................     438,038      3,197,677
               Shenandoah Telecommunications Co.....     298,436      6,858,059
               Spok Holdings, Inc...................     116,443      2,097,138
               Telephone & Data Systems, Inc........     597,699     13,860,640
*              United States Cellular Corp..........     142,770      5,373,863
*              Vonage Holdings Corp.................     817,454      4,193,539
#              Windstream Holdings, Inc.............     407,933      2,353,773
                                                                 --------------
Total Telecommunication Services....................                 90,259,500
                                                                 --------------
Utilities -- (1.0%)
#*             Calpine Corp.........................   1,061,050     16,244,676
               Consolidated Water Co., Ltd..........      32,635        379,545
#*             Dynegy, Inc..........................     166,197      1,967,772
#              Genie Energy, Ltd. Class B...........      73,387        617,185
#              NRG Energy, Inc......................   1,569,849     16,703,193
#              Ormat Technologies, Inc..............     119,483      4,229,698
#              UGI Corp.............................   1,056,355     35,916,070
                                                                 --------------
Total Utilities.....................................                 76,058,139
                                                                 --------------
TOTAL COMMON STOCKS.................................              6,523,812,806
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*     Capital Bank Corp. Contingent Value
                 Rights.............................         200             --
(degrees)*     Furiex Pharmaceuticals Contingent
                 Value Rights.......................      10,318             --
(degrees)*     Leap Wireless International, Inc.
                 Contingent Value Rights............     270,907        512,014
(degrees)#*    Magnum Hunter Resources Corp.
                 Warrants 04/15/16..................      50,591             --
TOTAL RIGHTS/WARRANTS...............................                    512,014
                                                                 --------------

                                                        FACE
                                                       AMOUNT
                                                       (000)
                                                     -----------
BONDS -- (0.0%)

Health Care -- (0.0%)
(z)(degrees)#  Catalyst Biosciences, Inc............      35,083         34,381
                                                                 --------------
TOTAL INVESTMENT SECURITIES.........................              6,524,359,201
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (1.7%)
               State Street Institutional Liquid
               Reserves, 0.358%..................... 126,176,618    126,176,618
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@           DFA Short Term Investment Fund.......  76,179,104    881,392,228
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,463,672,994)^^...........................             $7,531,928,047
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  836,738,443            --   --    $  836,738,443
   Consumer Staples...........    232,859,203            --   --       232,859,203
   Energy.....................    474,371,034            --   --       474,371,034
   Financials.................  1,832,963,794            --   --     1,832,963,794
   Health Care................    376,735,657            --   --       376,735,657
   Industrials................  1,295,468,875            --   --     1,295,468,875
   Information Technology.....    902,619,436            --   --       902,619,436
   Materials..................    405,738,725            --   --       405,738,725
   Other......................             --            --   --                --
   Telecommunication Services.     90,259,500            --   --        90,259,500
   Utilities..................     76,058,139            --   --        76,058,139
Rights/Warrants...............             --  $    512,014   --           512,014
Bonds
   Health Care................             --        34,381   --            34,381
Temporary Cash Investments....    126,176,618            --   --       126,176,618
Securities Lending Collateral.             --   881,392,228   --       881,392,228
Futures Contracts**...........       (166,894)           --   --          (166,894)
                               --------------  ------------   --    --------------
TOTAL......................... $6,649,822,530  $881,938,623   --    $7,531,761,153
                               ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (89.4%)

Consumer Discretionary -- (13.3%)
#*          1-800-Flowers.com, Inc. Class A..............   162,952 $ 1,157,774
            A. H. Belo Corp. Class A.....................   344,001   2,057,126
            Aaron's, Inc................................. 1,966,015  44,982,423
#           Abercrombie & Fitch Co. Class A.............. 1,517,607  39,822,008
            AMC Entertainment Holdings, Inc. Class A.....   163,907   3,573,173
#           AMCON Distributing Co........................     3,567     257,805
#*          American Public Education, Inc...............    55,175     870,661
#*          Apollo Education Group, Inc..................   219,066   1,739,384
#           Arctic Cat, Inc..............................    22,748     280,028
#*          Ascena Retail Group, Inc..................... 4,589,110  33,867,632
#*          Ascent Capital Group, Inc. Class A...........   163,933   1,867,197
*           Ballantyne Strong, Inc.......................   301,480   1,338,571
#*          Barnes & Noble Education, Inc................ 1,392,255  15,342,650
#           Barnes & Noble, Inc.......................... 2,587,521  22,692,559
            Bassett Furniture Industries, Inc............   200,365   5,992,917
            Beasley Broadcast Group, Inc. Class A........    75,568     262,221
#*          Belmond, Ltd. Class A........................ 3,405,332  28,809,109
(degrees)*  Big 4 Ranch, Inc.............................    73,300          --
#           Big 5 Sporting Goods Corp....................   405,660   4,936,882
*           Biglari Holdings, Inc........................     1,314     496,929
#*          Black Diamond, Inc...........................   125,251     568,640
#*          Boyd Gaming Corp.............................   148,459   2,644,055
#*          Bridgepoint Education, Inc...................   140,411     940,754
#*          Build-A-Bear Workshop, Inc...................   287,962   3,766,543
#*          Cabela's, Inc................................    93,691   3,941,580
#           CalAtlantic Group, Inc....................... 1,373,287  44,618,095
            Caleres, Inc.................................   233,798   6,284,490
            Callaway Golf Co............................. 1,589,331  13,843,073
*           Cambium Learning Group, Inc..................   212,289     955,300
            Canterbury Park Holding Corp.................    16,406     164,388
#           Carriage Services, Inc.......................   375,289   8,327,663
*           Century Casinos, Inc.........................   107,622     727,525
#*          Century Communities, Inc.....................   134,858   1,994,550
#           Children's Place, Inc. (The).................   399,652  26,017,345
#*          Christopher & Banks Corp.....................   317,666     549,562
#           Churchill Downs, Inc.........................     1,086     150,020
#           Citi Trends, Inc.............................   201,669   4,166,482
#*          Conn's, Inc..................................   305,446   3,763,095
*           Container Store Group, Inc. (The)............    33,187     143,368
#*          Cooper-Standard Holding, Inc.................    37,542   2,600,159
#           Core-Mark Holding Co., Inc...................   453,659  36,877,940
#*          Crocs, Inc...................................   190,793   1,757,204
#           CSS Industries, Inc..........................   258,809   7,249,240
            Culp, Inc....................................    16,443     416,337
#*          Cumulus Media, Inc. Class A.................. 2,031,061     532,747
#*          Del Frisco's Restaurant Group, Inc...........    19,496     308,817
*           Del Taco Restaurants, Inc....................    11,680     112,946
*           Delta Apparel, Inc...........................   188,208   2,267,906
#           Destination Maternity Corp...................    99,593     666,277
#           DeVry Education Group, Inc................... 1,815,267  36,123,813
            Dillard's, Inc. Class A......................    55,295   3,893,321

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#*  Dixie Group, Inc. (The)...........................   358,701 $ 1,560,349
    Dover Motorsports, Inc............................   319,398     709,064
#   Educational Development Corp......................     1,000      10,530
#*  Eldorado Resorts, Inc.............................   120,966   1,248,369
*   Emerson Radio Corp................................   156,037     151,356
*   Emmis Communications Corp. Class A................   227,291     116,714
*   Entercom Communications Corp. Class A.............   205,483   2,155,517
#   Escalade, Inc.....................................     5,576      67,470
#   Ethan Allen Interiors, Inc........................    19,709     526,230
#*  EVINE Live, Inc...................................     2,802       3,418
#   EW Scripps Co. (The) Class A...................... 1,479,531  28,081,498
#*  Federal-Mogul Holdings Corp.......................   648,473   3,093,216
#   Finish Line, Inc. (The) Class A...................   260,432   4,932,582
    Flanigan's Enterprises, Inc.......................     4,740      99,777
#   Flexsteel Industries, Inc.........................   201,131   8,773,334
#   Fred's, Inc. Class A..............................   989,204  16,321,866
#*  FTD Cos., Inc.....................................   513,420  12,681,474
#*  Full House Resorts, Inc...........................     5,132       7,390
*   Gaiam, Inc. Class A...............................    78,230     383,327
#   GameStop Corp. Class A............................   176,932   4,637,388
#*  Gaming Partners International Corp................    44,581     410,145
#   Gannett Co., Inc..................................   111,902   1,660,626
#*  Genesco, Inc......................................   345,821  22,872,601
    Graham Holdings Co. Class B.......................       885     428,951
*   Gray Television, Inc.............................. 2,006,286  26,382,661
*   Gray Television, Inc. Class A.....................    23,767     267,022
#*  Green Brick Partners, Inc.........................   191,679   1,127,073
#   Group 1 Automotive, Inc...........................   849,486  45,574,924
#   Guess?, Inc....................................... 2,008,030  37,228,876
    Harte-Hanks, Inc.................................. 1,594,348   5,452,670
    Haverty Furniture Cos., Inc.......................   579,799  10,987,191
    Haverty Furniture Cos., Inc. Class A..............     5,701     104,984
#*  Helen of Troy, Ltd................................   737,535  65,913,503
#   Hooker Furniture Corp.............................   286,945   8,238,191
*   Horizon Global Corp...............................       852       8,137
#*  Iconix Brand Group, Inc........................... 1,767,771  11,737,999
    International Speedway Corp. Class A..............   127,408   4,349,709
    Interval Leisure Group, Inc.......................    69,638     820,336
*   Intrawest Resorts Holdings, Inc...................    72,607     610,625
*   Jaclyn, Inc.......................................    40,909     210,681
#*  JAKKS Pacific, Inc................................   595,367   4,435,484
#*  JC Penney Co., Inc................................ 4,190,446  30,422,638
    Johnson Outdoors, Inc. Class A....................   207,859   4,468,968
    Journal Media Group, Inc..........................   366,618   4,406,748
*   K12, Inc..........................................   509,421   4,681,579
*   La Quinta Holdings, Inc...........................   147,876   1,676,914
#*  Lakeland Industries, Inc..........................   143,869   1,860,226
#*  Lee Enterprises, Inc..............................    69,744     101,129
#   Libbey, Inc.......................................   300,260   4,804,160
*   Liberty TripAdvisor Holdings, Inc. Class A........   676,882  15,114,775
#   Lifetime Brands, Inc..............................   398,496   4,773,982
*   Lincoln Educational Services Corp.................     3,900      11,115
#*  Live Nation Entertainment, Inc....................   289,342   6,568,063

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Loral Space & Communications, Inc.................    43,801 $ 1,513,325
*   Luby's, Inc.......................................   702,039   3,032,808
#*  M/I Homes, Inc....................................   700,381  12,550,828
    Marcus Corp. (The)................................   561,043  10,626,154
#*  MarineMax, Inc....................................   611,968  10,348,379
#   Marriott Vacations Worldwide Corp.................   780,465  38,547,166
#*  McClatchy Co. (The) Class A....................... 1,269,710   1,269,710
    McRae Industries, Inc. Class A....................    24,573     670,351
#   MDC Holdings, Inc................................. 1,585,669  34,504,157
#*  Media General, Inc................................   564,216   9,162,868
    Meredith Corp.....................................   310,335  13,130,274
*   Meritage Homes Corp............................... 1,454,025  47,997,365
*   Modine Manufacturing Co...........................   374,490   2,404,226
*   Monarch Casino & Resort, Inc......................     3,858      79,861
#   Movado Group, Inc.................................   471,778  12,124,695
#   NACCO Industries, Inc. Class A....................   142,677   6,789,998
    National CineMedia, Inc...........................    24,440     382,242
#*  Nevada Gold & Casinos, Inc........................    83,887     182,874
    New Media Investment Group, Inc...................    97,154   1,682,707
#*  New York & Co., Inc...............................   183,869     404,512
*   Nobility Homes, Inc...............................     3,827      49,560
#*  Office Depot, Inc................................. 2,241,530  11,543,879
*   P&F Industries, Inc. Class A......................    24,537     206,356
#   Penske Automotive Group, Inc......................   544,844  17,091,756
*   Pep Boys-Manny, Moe & Jack (The).................. 1,556,165  28,773,491
*   Perfumania Holdings, Inc..........................    89,183     199,770
#*  Perry Ellis International, Inc....................   468,634   8,908,732
*   QEP Co., Inc......................................    42,217     661,751
#*  Radio One, Inc. Class D...........................   623,107     897,274
*   RCI Hospitality Holdings, Inc.....................   327,941   2,712,072
*   Reading International, Inc. Class A...............   106,838   1,160,261
*   Red Lion Hotels Corp..............................   554,151   3,130,953
#*  Regis Corp........................................ 1,801,695  26,917,323
#   Rent-A-Center, Inc................................ 2,000,841  27,251,454
    Rocky Brands, Inc.................................   197,927   2,155,425
#*  Ruby Tuesday, Inc................................. 1,778,137   9,690,847
#   Saga Communications, Inc. Class A.................   155,199   6,504,390
#   Salem Media Group, Inc............................   137,525     534,972
#   Scholastic Corp................................... 1,409,712  48,395,413
*   Sequential Brands Group, Inc......................     9,025      58,121
#*  Shiloh Industries, Inc............................   255,357   1,003,553
    Shoe Carnival, Inc................................   595,937  13,819,779
#*  Sizmek, Inc.......................................   112,576     383,884
#*  Skechers U.S.A., Inc. Class A..................... 1,138,337  32,089,720
#*  Skullcandy, Inc...................................   452,587   1,439,227
#   Sonic Automotive, Inc. Class A....................   727,352  12,452,266
*   Spanish Broadcasting System, Inc. Class A.........     8,699      36,449
#   Spartan Motors, Inc...............................   825,108   2,392,813
    Speedway Motorsports, Inc.........................   991,669  18,712,794
#   Stage Stores, Inc.................................   988,185   8,201,935
#   Standard Motor Products, Inc......................   258,894   9,659,335
*   Stanley Furniture Co., Inc........................    93,359     224,062
*   Starz Class B.....................................     2,327      66,157

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Stoneridge, Inc...................................    78,184 $      884,261
#   Strattec Security Corp............................    64,916      3,114,021
    Superior Industries International, Inc............   777,698     14,317,420
#   Superior Uniform Group, Inc.......................   257,784      4,596,289
#*  Sypris Solutions, Inc.............................   278,004        269,692
*   Systemax, Inc.....................................    20,411        173,494
    Tailored Brands, Inc..............................   562,658      7,714,041
#*  Tilly's, Inc. Class A.............................    66,375        430,774
#   Time, Inc......................................... 1,690,083     25,351,245
#*  TopBuild Corp.....................................   233,390      6,250,184
*   Trans World Entertainment Corp....................   641,067      2,102,700
#*  TRI Pointe Group, Inc............................. 2,320,989     24,463,224
#*  Tuesday Morning Corp..............................   951,258      5,298,507
*   Unifi, Inc........................................   440,818     10,522,326
#   Universal Technical Institute, Inc................   102,075        390,947
#*  Vera Bradley, Inc.................................   100,850      1,490,563
#*  Vista Outdoor, Inc................................   238,600     11,502,906
    Visteon Corp......................................    54,055      3,615,198
#*  Vitamin Shoppe, Inc...............................    46,258      1,407,631
#*  VOXX International Corp...........................   515,404      2,211,083
#*  WCI Communities, Inc..............................   256,198      5,364,786
#   Wendy's Co. (The)................................. 6,111,234     62,517,924
#*  West Marine, Inc..................................   646,355      5,345,356
#   Weyco Group, Inc..................................     9,716        260,389
#*  William Lyon Homes Class A........................   552,711      6,002,441
    Wolverine World Wide, Inc.........................    92,124      1,557,817
#*  Zagg, Inc.........................................   472,139      4,353,122
#*  Zumiez, Inc.......................................    23,156        419,355
                                                                 --------------
Total Consumer Discretionary..........................            1,556,651,809
                                                                 --------------
Consumer Staples -- (3.6%)
#   Alico, Inc........................................     8,308        252,314
#*  Alliance One International, Inc...................   206,264      2,009,011
    Andersons, Inc. (The).............................   415,582     12,180,708
*   Bridgford Foods Corp..............................    37,720        328,541
*   CCA Industries, Inc...............................    32,097        108,809
*   Central Garden & Pet Co...........................   327,825      4,422,359
#*  Central Garden & Pet Co. Class A.................. 1,036,368     14,322,606
#*  Coffee Holding Co., Inc...........................     1,109          3,737
#*  Craft Brew Alliance, Inc..........................   279,592      2,396,103
*   Cuisine Solutions, Inc............................   144,977        457,402
#*  Darling Ingredients, Inc.......................... 2,777,112     24,966,237
#   Fresh Del Monte Produce, Inc...................... 1,819,097     74,237,349
    Ingles Markets, Inc. Class A......................   297,588     11,415,476
#   John B. Sanfilippo & Son, Inc.....................   214,257     12,853,277
#*  Landec Corp.......................................   727,054      8,746,460
*   Mannatech, Inc....................................     6,862        120,771
#   MGP Ingredients, Inc..............................   282,277      6,317,359
*   Natural Alternatives International, Inc...........   104,117        827,730
#   Nature's Sunshine Products, Inc...................     3,285         28,185
#*  Nutraceutical International Corp..................   105,414      2,498,312
#   Oil-Dri Corp. of America..........................    73,605      2,760,188
#*  Omega Protein Corp................................   633,550     14,311,895

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#   Orchids Paper Products Co.........................     9,896 $    291,932
#*  Post Holdings, Inc................................ 1,122,617   65,673,095
#*  Revlon, Inc. Class A..............................    33,302      990,069
#*  Seaboard Corp.....................................    18,550   53,368,350
*   Seneca Foods Corp. Class A........................   126,408    3,492,653
*   Seneca Foods Corp. Class B........................    24,265      777,208
#   Snyder's-Lance, Inc...............................   259,357    8,187,901
    SpartanNash Co.................................... 1,060,420   21,759,818
#*  TreeHouse Foods, Inc..............................   196,004   15,554,877
#*  United Natural Foods, Inc.........................    44,511    1,558,775
#   Universal Corp....................................   844,111   46,198,195
#   Village Super Market, Inc. Class A................    33,398      877,032
#   Weis Markets, Inc.................................    73,093    2,969,038
                                                                 ------------
Total Consumer Staples................................            417,263,772
                                                                 ------------
Energy -- (7.1%)
#*  Abraxas Petroleum Corp............................   206,794      235,745
    Adams Resources & Energy, Inc.....................   110,756    3,729,155
#   Alon USA Energy, Inc.............................. 2,431,414   30,587,188
#*  Approach Resources, Inc...........................    23,097       29,795
    Archrock, Inc..................................... 2,471,443   14,828,658
#   Atwood Oceanics, Inc.............................. 1,040,139    6,376,052
#*  Barnwell Industries, Inc..........................   142,853      229,993
#*  Basic Energy Services, Inc........................   936,868    2,154,796
#*  Bonanza Creek Energy, Inc.........................   185,674      529,171
#   Bristow Group, Inc................................ 1,354,350   31,502,181
#*  C&J Energy Services, Ltd..........................   302,193      743,395
#*  Callon Petroleum Co............................... 2,299,379   15,750,746
#*  Carrizo Oil & Gas, Inc............................   215,160    5,837,291
#*  Clayton Williams Energy, Inc......................    81,313    1,396,957
#*  Cloud Peak Energy, Inc............................ 1,431,519    2,147,279
#*  Comstock Resources, Inc........................... 1,286,309    2,251,041
#*  Contango Oil & Gas Co.............................   445,184    2,853,629
#   CVR Energy, Inc...................................    17,562      615,021
*   Dawson Geophysical Co.............................   369,917    1,176,336
#   Delek US Holdings, Inc............................ 2,500,656   42,561,165
#   DHT Holdings, Inc................................. 2,569,605   14,852,317
#   Diamond Offshore Drilling, Inc....................   567,019   10,540,883
#*  Dorian LPG, Ltd...................................   188,928    1,998,858
#   Energy XXI, Ltd...................................   351,855      305,093
#*  EP Energy Corp. Class A...........................   144,288      539,637
*   Era Group, Inc....................................   654,961    6,012,542
#*  Exterran Corp..................................... 1,235,721   20,414,111
#*  Forum Energy Technologies, Inc....................   683,756    7,664,905
#   GasLog, Ltd.......................................   645,398    4,821,123
#*  Gastar Exploration, Inc...........................    39,103       46,533
#   Green Plains, Inc................................. 1,206,248   22,858,400
    Gulf Island Fabrication, Inc......................   354,850    3,094,292
#*  Gulfmark Offshore, Inc. Class A...................   770,718    2,921,021
#*  Gulfport Energy Corp..............................    72,137    2,131,648
#   Hallador Energy Co................................    62,956      313,521
#*  Harvest Natural Resources, Inc....................    70,342       37,830
#*  Helix Energy Solutions Group, Inc................. 3,764,790   15,172,104

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#*  Hornbeck Offshore Services, Inc................... 1,167,494 $ 9,491,726
#*  ION Geophysical Corp..............................   231,360     104,089
#*  Key Energy Services, Inc.......................... 2,291,663     734,936
#*  Kosmos Energy, Ltd................................    12,658      57,847
#*  Matador Resources Co..............................   213,268   3,418,686
*   Matrix Service Co.................................    75,240   1,426,550
#*  McDermott International, Inc...................... 2,572,775   7,100,859
*   Mexco Energy Corp.................................       733       1,646
#*  Mitcham Industries, Inc...........................   215,702     588,866
#   Nabors Industries, Ltd............................   641,573   4,721,977
*   Natural Gas Services Group, Inc...................   345,613   6,538,998
#*  Newpark Resources, Inc............................ 2,046,607   9,966,976
#   Noble Corp. P.L.C................................. 1,291,845  10,063,473
#*  Northern Oil and Gas, Inc.........................   556,042   1,834,939
#*  Oil States International, Inc.....................   426,491  12,039,841
#*  Overseas Shipholding Group, Inc. Class A..........    77,651     207,328
#*  Overseas Shipholding Group, Inc. Class B..........   776,519   2,321,792
*   Pacific Drilling SA...............................   207,326      82,122
#   Panhandle Oil and Gas, Inc. Class A...............    12,790     184,560
#*  Parker Drilling Co................................ 3,753,652   5,142,503
#   Patterson-UTI Energy, Inc......................... 3,590,923  51,637,473
#   PBF Energy, Inc. Class A.......................... 1,699,824  59,476,842
#*  PDC Energy, Inc................................... 1,473,635  83,805,622
*   PHI, Inc.(69336T106)..............................     1,686      29,825
#*  PHI, Inc.(69336T205)..............................   330,985   6,000,758
#*  Pioneer Energy Services Corp...................... 1,846,474   2,529,669
    QEP Resources, Inc................................   283,644   3,636,316
#*  Renewable Energy Group, Inc....................... 1,382,575   9,581,245
#*  REX American Resources Corp.......................   175,975   9,402,344
#*  Rice Energy, Inc.................................. 1,004,617  11,723,880
#*  Ring Energy, Inc..................................     3,300      18,249
#   Rowan Cos. P.L.C. Class A......................... 4,055,378  51,300,532
#*  RSP Permian, Inc.................................. 1,529,154  36,011,577
#   Scorpio Tankers, Inc.............................. 5,408,310  32,990,691
#*  SEACOR Holdings, Inc..............................   619,264  28,492,337
#   SemGroup Corp. Class A............................   152,891   3,385,007
#   Ship Finance International, Ltd...................   295,576   3,957,763
#   SM Energy Co......................................   231,386   3,234,776
*   Steel Excel, Inc..................................   420,133   6,003,701
#   Superior Energy Services, Inc..................... 1,356,998  13,990,649
#*  Synergy Resources Corp............................   142,799     905,346
#   Teekay Tankers, Ltd. Class A......................   875,386   4,000,514
#   Tesco Corp........................................   792,788   5,390,958
*   TETRA Technologies, Inc........................... 2,084,784  12,904,813
#   Tidewater, Inc....................................   527,763   2,802,422
#*  Triangle Petroleum Corp........................... 1,464,679     664,671
#*  Unit Corp.........................................   122,316   1,275,756
#*  Vaalco Energy, Inc................................   325,001     458,251
#*  W&T Offshore, Inc.................................   481,039     938,026
#*  Westmoreland Coal Co..............................    11,496      64,148
#*  Whiting Petroleum Corp............................ 1,087,180   7,990,773
#*  Willbros Group, Inc...............................   228,570     443,426
    World Fuel Services Corp..........................   150,170   5,849,122

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  WPX Energy, Inc................................... 2,167,074 $ 11,745,541
                                                                 ------------
Total Energy..........................................            827,933,149
                                                                 ------------
Financials -- (24.8%)
*   1st Constitution Bancorp..........................    19,786      240,204
#   1st Source Corp...................................   658,354   19,895,458
    A-Mark Precious Metals, Inc.......................    78,247    1,324,722
#   Access National Corp..............................     7,148      134,454
#   Alexander & Baldwin, Inc..........................   253,613    7,684,474
#*  Altisource Asset Management Corp..................    18,447      285,006
#*  Ambac Financial Group, Inc........................   272,333    3,823,555
    American Equity Investment Life Holding Co........ 2,557,445   46,519,925
#*  American Independence Corp........................     8,517      171,107
    American National Bankshares, Inc.................     8,685      217,125
#   American National Insurance Co....................    28,717    2,790,718
*   American River Bankshares.........................   142,147    1,458,428
    AmeriServ Financial, Inc..........................   323,958    1,010,749
#*  Anchor Bancorp, Inc...............................       600       14,676
    Argo Group International Holdings, Ltd............ 1,118,731   63,577,483
    Aspen Insurance Holdings, Ltd..................... 1,764,579   82,070,569
#   Associated Banc-Corp.............................. 2,887,328   50,672,606
#*  Asta Funding, Inc.................................   223,661    1,675,221
    Astoria Financial Corp............................ 2,693,376   40,750,779
    Atlantic American Corp............................   238,675    1,040,623
*   Atlantic Coast Financial Corp.....................    17,393       96,531
#*  Atlanticus Holdings Corp..........................   262,883      796,536
#*  AV Homes, Inc.....................................   228,920    2,339,562
#   Baldwin & Lyons, Inc. Class A.....................     3,124       74,507
#   Baldwin & Lyons, Inc. Class B.....................   370,322    9,158,063
#   Banc of California, Inc...........................   196,046    2,960,295
    Bancorp of New Jersey, Inc........................       400        4,228
#*  Bancorp, Inc. (The)...............................   342,294    1,540,323
#   BancorpSouth, Inc.................................    14,917      311,467
#   Bank Mutual Corp..................................   351,428    2,769,253
    Bank of Commerce Holdings.........................    23,781      140,070
#   BankFinancial Corp................................   532,042    6,528,155
#   Banner Corp.......................................    33,194    1,377,551
    Bar Harbor Bankshares.............................     1,831       63,536
#   BBCN Bancorp, Inc.................................   256,145    3,893,404
#*  BBX Capital Corp. Class A.........................    73,038      979,440
    BCB Bancorp, Inc..................................    26,655      279,078
#*  Bear State Financial, Inc.........................   111,283      984,855
*   Beneficial Bancorp, Inc...........................   234,795    3,040,595
    Berkshire Bancorp, Inc............................     4,650       36,038
#   Berkshire Hills Bancorp, Inc......................   694,452   19,291,877
#   Blue Hills Bancorp, Inc...........................    61,692      906,872
*   BNCCORP, Inc......................................    29,762      446,430
#   Boston Private Financial Holdings, Inc............   422,196    4,369,729
#   Brookline Bancorp, Inc............................ 1,569,507   17,515,698
#   Bryn Mawr Bank Corp...............................    20,046      525,807
    C&F Financial Corp................................    14,960      572,220
    Calamos Asset Management, Inc. Class A............   167,512    1,606,440
    California First National Bancorp.................   142,816    1,950,867

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Camden National Corp..............................     2,689 $    112,857
#   Cape Bancorp, Inc.................................    56,844      753,183
#   Capital Bank Financial Corp. Class A..............   116,668    3,552,541
#   Capital City Bank Group, Inc......................    69,363      981,486
#   Capitol Federal Financial, Inc.................... 2,698,791   33,114,166
#*  Carolina Bank Holdings, Inc.......................     4,214       70,585
*   Cascade Bancorp...................................   358,123    1,933,864
#   Cash America International, Inc...................   678,335   20,309,350
    Cathay General Bancorp............................ 1,105,060   30,941,680
    Centerstate Banks, Inc............................    78,175    1,109,303
#   Central Pacific Financial Corp....................   129,570    2,714,492
    Century Bancorp, Inc. Class A.....................    20,031      811,256
#   Charter Financial Corp............................    30,663      412,111
    Chemical Financial Corp...........................   679,084   21,635,616
#   Chicopee Bancorp, Inc.............................    38,643      695,574
#   Citizens & Northern Corp..........................     4,090       82,414
    Citizens Community Bancorp, Inc...................    42,530      388,724
    Citizens First Corp...............................     5,422       74,281
#   Clifton Bancorp, Inc..............................    96,339    1,390,172
#   CNB Financial Corp................................    10,433      189,776
#   CNO Financial Group, Inc.......................... 6,267,050  109,046,670
#   Codorus Valley Bancorp, Inc.......................    18,399      375,892
*   Colony Bankcorp, Inc..............................    12,037      112,064
*   Community Bankers Trust Corp......................       300        1,512
#   Community Trust Bancorp, Inc......................    21,050      733,382
    Community West Bancshares.........................    23,717      166,493
#*  CommunityOne Bancorp..............................       854       11,239
#   ConnectOne Bancorp, Inc...........................    32,673      543,352
*   Consumer Portfolio Services, Inc..................   707,984    3,143,449
#*  Cowen Group, Inc. Class A......................... 1,405,566    4,019,919
*   Customers Bancorp, Inc............................    45,973    1,153,922
#   Dime Community Bancshares, Inc....................   264,250    4,542,458
#   Donegal Group, Inc. Class A.......................   490,711    6,923,932
    Donegal Group, Inc. Class B.......................    54,693      845,007
    Eagle Bancorp Montana, Inc........................     1,125       13,354
    Eastern Virginia Bankshares, Inc..................    22,219      149,534
    EMC Insurance Group, Inc..........................   447,871   10,417,479
#*  Emergent Capital, Inc.............................    72,811      320,368
    Employers Holdings, Inc...........................   151,534    3,774,712
    Endurance Specialty Holdings, Ltd................. 2,102,804  130,226,652
#*  Enova International, Inc..........................    10,657       59,360
#*  Enstar Group, Ltd.................................    10,308    1,644,641
#   Enterprise Bancorp, Inc...........................     4,006       94,902
#   Enterprise Financial Services Corp................    94,126    2,672,237
    ESSA Bancorp, Inc.................................   176,522    2,384,812
    Evans Bancorp, Inc................................     5,783      144,286
#   EverBank Financial Corp...........................    82,522    1,161,085
#*  Ezcorp, Inc. Class A..............................   681,028    2,070,325
#*  Farmers Capital Bank Corp.........................    64,688    1,745,929
    Farmers National Banc Corp........................     3,770       31,027
    FBL Financial Group, Inc. Class A.................   789,710   48,219,693
    Federal Agricultural Mortgage Corp. Class A.......     3,592       96,086
#   Federal Agricultural Mortgage Corp. Class C.......   264,840    8,636,432

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
            Federated National Holding Co...............    54,509 $  1,348,553
            Fidelity & Guaranty Life....................     2,884       72,244
            Fidelity Southern Corp......................    54,595      862,601
#           Financial Institutions, Inc.................   210,834    5,787,393
#*          First Acceptance Corp.......................   865,637    1,774,556
#           First American Financial Corp............... 1,900,916   65,334,483
#*          First BanCorp............................... 1,262,983    3,283,756
#           First Bancorp...............................   122,445    2,295,844
            First Bancorp of Indiana, Inc...............     5,430       94,319
#           First Bancorp, Inc..........................     4,992       95,397
#*          First Bancshares, Inc.......................    22,105      191,208
            First Bancshares, Inc. (The)................     2,580       44,247
            First Business Financial Services, Inc......    44,606    1,024,154
#           First Citizens BancShares, Inc. Class A.....    17,855    4,393,401
#           First Commonwealth Financial Corp........... 2,524,237   22,036,589
#           First Community Bancshares, Inc.............   121,252    2,249,225
#           First Connecticut Bancorp., Inc.............    40,189      653,875
            First Defiance Financial Corp...............   212,253    8,263,009
            First Federal of Northern Michigan Bancorp,
              Inc.......................................    31,310      194,122
#           First Financial Corp........................   131,857    4,357,874
#           First Financial Northwest, Inc..............   250,804    3,393,378
#           First Interstate Bancsystem, Inc. Class A...   403,251   10,867,614
#           First Merchants Corp........................   910,735   20,819,402
            First Midwest Bancorp, Inc.................. 1,841,140   32,091,070
(degrees)*  First Place Financial Corp..................   203,821           --
            First South Bancorp, Inc....................     8,902       74,332
*           First United Corp...........................    70,785      685,199
#           FirstMerit Corp.............................   998,762   19,356,008
#*          Flagstar Bancorp, Inc.......................   310,931    5,798,863
            Flushing Financial Corp.....................   459,324   10,105,128
#           FNB Corp.................................... 2,673,476   32,215,386
#*          Forestar Group, Inc.........................    83,092      754,475
#           Fox Chase Bancorp, Inc......................    50,827      994,684
#*          FRP Holdings, Inc...........................     7,369      223,723
#           Fulton Financial Corp....................... 4,572,240   58,753,284
#           Gain Capital Holdings, Inc..................    86,569      602,520
*           GAINSCO, Inc................................       100        1,325
#*          Genworth Financial, Inc. Class A............   159,298      442,848
*           Global Indemnity P.L.C......................   265,776    7,991,884
            Great Southern Bancorp, Inc.................     4,777      189,504
#*          Green Dot Corp. Class A.....................   208,617    3,707,124
#*          Greenlight Capital Re, Ltd. Class A.........    63,193    1,227,208
            Griffin Industrial Realty, Inc..............    17,982      432,287
#           Guaranty Bancorp............................     2,412       38,013
            Guaranty Federal Bancshares, Inc............    32,452      490,025
*           Hallmark Financial Services, Inc............   467,517    5,095,935
#           Hancock Holding Co.......................... 1,207,404   28,929,400
#           Hanover Insurance Group, Inc. (The)......... 1,233,815  100,543,584
            Harleysville Savings Financial Corp.........    14,292      260,829
            Hawthorn Bancshares, Inc....................    30,493      465,933
            Heartland Financial USA, Inc................    13,951      417,832
            Heritage Commerce Corp......................   194,527    1,908,310
#           Heritage Financial Corp.....................   149,646    2,710,089

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Heritage Oaks Bancorp.............................     6,665 $    51,321
    HF Financial Corp.................................   127,909   2,221,779
#*  Hilltop Holdings, Inc............................. 1,027,297  16,405,933
#   Hingham Institution for Savings...................       832     102,344
*   HMN Financial, Inc................................   102,799   1,184,244
#   Home Bancorp, Inc.................................     6,475     165,177
*   HomeStreet, Inc...................................   137,293   2,811,761
*   HomeTrust Bancshares, Inc.........................    75,117   1,389,665
#   HopFed Bancorp, Inc...............................    72,033     826,219
    Horace Mann Educators Corp........................   975,976  29,981,983
#   Horizon Bancorp...................................    44,547   1,143,522
    Iberiabank Corp...................................   598,559  28,641,048
#   Independence Holding Co...........................   286,411   4,393,545
#   Independent Bank Corp.............................    44,809     678,408
#   Independent Bank Group, Inc.......................    32,858     982,783
    Infinity Property & Casualty Corp.................   465,530  36,958,427
#   International Bancshares Corp..................... 1,006,320  23,336,561
#*  INTL. FCStone, Inc................................    41,831   1,179,216
#   Investment Technology Group, Inc..................   243,447   4,189,723
    Investors Title Co................................    43,428   3,756,522
#   Janus Capital Group, Inc.......................... 2,808,821  35,363,056
#*  KCG Holdings, Inc. Class A........................   695,741   7,110,473
#   Kearny Financial Corp.............................   171,815   2,077,243
#   Kemper Corp....................................... 1,728,535  59,738,170
    Lake Shore Bancorp, Inc...........................       697       9,354
#   Lake Sunapee Bank Group...........................    90,405   1,242,165
    Lakeland Bancorp, Inc.............................   251,953   2,824,393
    Landmark Bancorp, Inc.............................    28,219     703,782
#*  LendingTree, Inc..................................   121,941   8,985,832
#   Macatawa Bank Corp................................   149,154     874,042
    Mackinac Financial Corp...........................   137,076   1,439,298
*   Magyar Bancorp, Inc...............................    36,773     360,375
#   Maiden Holdings, Ltd.............................. 1,717,994  21,990,323
#   MainSource Financial Group, Inc...................   512,485  11,366,917
*   Malvern Bancorp, Inc..............................     1,022      17,159
    Marlin Business Services Corp.....................   352,074   5,517,000
*   Maui Land & Pineapple Co., Inc....................    12,148      64,384
#   MB Financial, Inc................................. 1,804,420  56,153,550
#*  MBIA, Inc......................................... 6,201,408  41,301,377
*   MBT Financial Corp................................   360,635   2,942,782
#   Mercantile Bank Corp..............................   231,731   5,179,188
    Meridian Bancorp, Inc.............................    93,747   1,317,145
    Meta Financial Group, Inc.........................    48,443   2,100,488
    Metro Bancorp, Inc................................   396,279  11,301,877
    Mid Penn Bancorp, Inc.............................     4,664      72,525
#   MidSouth Bancorp, Inc.............................    23,791     182,953
    MidWestOne Financial Group, Inc...................    10,208     287,355
*   MSB Financial Corp................................     3,518      43,588
#   MutualFirst Financial, Inc........................   140,766   3,507,889
    National Bank Holdings Corp. Class A..............   315,624   6,214,637
    National Penn Bancshares, Inc.....................   748,978   8,538,349
    National Security Group, Inc. (The)...............    11,290     169,802
#   National Western Life Group, Inc. Class A.........    64,881  14,969,993

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
*   Navigators Group, Inc. (The)......................   464,364 $40,682,930
#   NBT Bancorp, Inc..................................    72,758   1,884,432
    Nelnet, Inc. Class A..............................   488,017  15,845,912
    NewBridge Bancorp.................................   119,114   1,348,370
#*  NewStar Financial, Inc............................   509,961   3,906,301
*   Nicholas Financial, Inc...........................    37,129     384,285
    Northeast Bancorp.................................    13,957     140,966
    Northeast Community Bancorp, Inc..................    10,981      75,769
#   Northfield Bancorp, Inc...........................   582,070   9,010,444
    Northrim BanCorp, Inc.............................   144,482   3,338,979
    Northway Financial, Inc...........................     7,359     152,883
    Northwest Bancshares, Inc......................... 2,621,752  32,955,423
#   Norwood Financial Corp............................       504      13,991
#   Ocean Shore Holding Co............................    18,712     336,255
#   OceanFirst Financial Corp.........................     1,400      24,808
    OFG Bancorp....................................... 1,071,227   6,020,296
    Old Line Bancshares, Inc..........................    39,695     692,281
#   Old National Bancorp.............................. 1,882,920  23,197,574
*   Old Second Bancorp, Inc...........................   322,485   2,292,868
#   Oppenheimer Holdings, Inc. Class A................    91,628   1,404,657
#   Oritani Financial Corp............................   135,773   2,270,125
#   Pacific Continental Corp..........................    64,671   1,043,790
*   Pacific Mercantile Bancorp........................    87,686     612,048
#   Park Sterling Corp................................   775,764   5,678,592
    Parke Bancorp, Inc................................       400       5,088
*   Patriot National Bancorp, Inc.....................     7,682     108,623
#   PB Bancorp, Inc...................................     3,118      27,438
#   Peapack Gladstone Financial Corp..................     5,537     119,378
    Peoples Bancorp of North Carolina, Inc............    32,318     619,213
#   Peoples Bancorp, Inc..............................   335,662   5,759,960
    Peoples Financial Services Corp...................     2,143      79,291
#*  PHH Corp.......................................... 1,694,551  20,809,086
*   Phoenix Cos., Inc. (The)..........................    96,853   3,559,348
#   Pinnacle Financial Partners, Inc..................   351,107  17,502,684
#*  Piper Jaffray Cos.................................   341,183  11,600,222
#   Popular, Inc......................................   535,332  13,458,247
    Preferred Bank....................................    28,498     926,185
    Premier Financial Bancorp, Inc....................   154,104   2,359,332
    ProAssurance Corp.................................   314,169  15,746,150
    Provident Financial Holdings, Inc.................   194,869   3,406,310
#   Provident Financial Services, Inc................. 2,304,932  45,268,865
    Prudential Bancorp, Inc...........................        94       1,468
#   Pulaski Financial Corp............................   233,961   3,326,925
    QC Holdings, Inc..................................     1,979       1,247
#   QCR Holdings, Inc.................................     8,590     197,226
#*  Regional Management Corp..........................    99,123   1,314,371
#   Renasant Corp.....................................   545,765  17,328,039
    Republic Bancorp, Inc. Class A....................    26,279     701,912
#*  Republic First Bancorp, Inc.......................    67,748     279,122
#   Resource America, Inc. Class A....................   468,703   2,043,545
#   Riverview Bancorp, Inc............................   460,438   1,989,092
*   Royal Bancshares of Pennsylvania, Inc. Class A....    16,564      34,287
#*  Safeguard Scientifics, Inc........................   173,950   2,261,350

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
#   Safety Insurance Group, Inc.......................   392,615 $ 22,151,338
    Salisbury Bancorp, Inc............................     3,107       91,688
#   Sandy Spring Bancorp, Inc.........................   369,948    9,840,617
    SB Financial Group, Inc...........................    33,863      358,609
*   Security National Financial Corp. Class A.........    16,057       88,793
#*  Select Bancorp, Inc...............................    40,342      328,384
#   Selective Insurance Group, Inc.................... 1,864,419   58,374,959
    Shore Bancshares, Inc.............................    10,316      117,809
    SI Financial Group, Inc...........................     9,891      138,078
*   Siebert Financial Corp............................    39,339       45,633
#   Sierra Bancorp....................................   225,142    4,097,584
*   Southcoast Financial Corp.........................   123,556    1,679,126
*   Southern First Bancshares, Inc....................    67,157    1,521,106
    Southern Missouri Bancorp, Inc....................       400        9,500
#   Southern National Bancorp of Virginia, Inc........     7,699      100,780
#   Southwest Bancorp, Inc............................   425,176    7,117,446
    Southwest Georgia Financial Corp..................     1,652       24,251
    StanCorp Financial Group, Inc.....................   882,554  101,193,642
#   State Auto Financial Corp.........................   848,903   18,531,553
    Sterling Bancorp.................................. 1,590,790   24,991,311
#   Stewart Information Services Corp.................   625,412   22,177,110
#*  Stifel Financial Corp.............................    88,530    2,962,214
    Stonegate Bank....................................    17,987      569,648
*   Stratus Properties, Inc...........................   122,308    2,920,715
    Summit State Bank.................................     8,558      117,844
#*  Sun Bancorp, Inc..................................   104,691    2,196,417
    Sussex Bancorp....................................    30,750      393,600
    Symetra Financial Corp............................ 1,946,825   62,337,337
    Synovus Financial Corp............................   419,960   12,821,379
#   TCF Financial Corp................................   534,242    6,416,246
    Territorial Bancorp, Inc..........................    34,736      925,714
    Timberland Bancorp, Inc...........................   186,434    2,328,561
#   Trico Bancshares..................................     5,522      140,866
#*  Trinity Place Holdings, Inc.......................   363,438    2,173,359
#*  TriState Capital Holdings, Inc....................    52,119      620,216
#   Trustmark Corp....................................   822,568   17,800,372
#   UMB Financial Corp................................    35,245    1,652,991
#   Umpqua Holdings Corp.............................. 3,311,477   47,950,187
*   Unico American Corp...............................   145,800    1,498,824
#   Union Bankshares Corp.............................   841,211   19,322,617
    United Bancshares, Inc............................     9,093      150,216
#   United Community Bancorp..........................     2,815       38,622
#   United Community Financial Corp...................   635,312    3,894,463
    United Financial Bancorp, Inc.....................   481,406    5,439,888
#   United Fire Group, Inc............................   859,292   33,194,450
*   United Security Bancshares........................    47,240      246,120
#   Unity Bancorp, Inc................................    57,080      658,132
#   Universal Insurance Holdings, Inc.................    95,806    1,795,404
    Univest Corp. of Pennsylvania.....................    18,635      366,737
#   Valley National Bancorp...........................   288,618    2,539,838
    VSB Bancorp, Inc..................................       833       10,171
#*  Walker & Dunlop, Inc..............................    48,864    1,170,781
#   Washington Federal, Inc........................... 2,963,967   63,280,695

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Waterstone Financial, Inc.........................   218,150 $    3,021,378
    Wayne Savings Bancshares, Inc.....................    22,033        276,955
#   Webster Financial Corp............................ 2,630,438     87,251,628
#   WesBanco, Inc.....................................   735,787     21,352,539
#   West BanCorp., Inc................................     6,937        124,866
*   Western Alliance Bancorp..........................    13,225        430,871
    Westfield Financial, Inc..........................   436,557      3,483,725
    Wintrust Financial Corp........................... 1,571,435     66,141,699
    WSFS Financial Corp...............................    23,065        670,269
    WVS Financial Corp................................     1,740         20,027
#   Yadkin Financial Corp.............................    38,123        885,979
    Your Community Bankshares, Inc....................     1,079         35,596
                                                                 --------------
Total Financials......................................            2,905,742,092
                                                                 --------------
Health Care -- (5.5%)
#   Aceto Corp........................................   344,380      7,869,083
#*  Addus HomeCare Corp...............................    33,540        711,383
#*  Albany Molecular Research, Inc....................   343,423      5,604,663
#*  Alere, Inc........................................   944,577     35,138,264
*   Allied Healthcare Products, Inc...................   206,631        188,034
#*  Allscripts Healthcare Solutions, Inc.............. 1,279,175     17,627,031
*   Almost Family, Inc................................   226,287      8,653,215
#*  Amedisys, Inc.....................................   449,744     16,078,348
*   American Shared Hospital Services.................    87,469        137,326
*   Amsurg Corp.......................................   949,461     69,491,051
#*  AngioDynamics, Inc................................ 1,021,185     11,559,814
*   Arrhythmia Research Technology, Inc...............     5,407         23,466
#*  Bioanalytical Systems, Inc........................     9,691         15,312
#*  BioScrip, Inc.....................................   338,424        605,779
*   BioTelemetry, Inc.................................   102,752        969,979
*   Brookdale Senior Living, Inc......................    12,300        200,244
#*  Community Health Systems, Inc.....................   262,199      5,632,035
#   CONMED Corp.......................................   796,439     29,420,457
#*  Cross Country Healthcare, Inc.....................   813,135     11,709,144
#   CryoLife, Inc.....................................   102,734      1,009,875
#*  Cumberland Pharmaceuticals, Inc...................    36,546        181,268
*   Cutera, Inc.......................................   374,573      4,210,201
    Digirad Corp......................................   250,922      1,247,082
#*  Emergent Biosolutions, Inc........................   107,308      3,927,473
#*  Enzo Biochem, Inc.................................   360,122      1,706,978
*   Exactech, Inc.....................................    79,170      1,584,192
*   Five Star Quality Care, Inc....................... 1,230,114      3,124,490
#*  Genesis Healthcare, Inc...........................    27,648         49,766
#*  Greatbatch, Inc...................................   544,524     21,024,072
#*  Halyard Health, Inc...............................   501,663     12,441,242
#*  Hanger, Inc.......................................   441,157      5,951,208
#*  Harvard Apparatus Regenerative Technology, Inc....    20,966         33,755
#*  Harvard Bioscience, Inc...........................   155,263        461,131
*   Health Net, Inc...................................   669,611     44,341,640
#*  Healthways, Inc...................................   634,712      7,464,213
#*  InfuSystems Holdings, Inc.........................     2,117          5,928
*   Interpace Diagnostics Group, Inc..................   229,613         61,996
#   Invacare Corp.....................................   637,254      9,820,084

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*           Iridex Corp................................    40,743 $    392,355
*            Juniper Pharmaceuticals, Inc...............     7,167       56,906
             Kewaunee Scientific Corp...................    68,740    1,157,582
#            Kindred Healthcare, Inc.................... 2,159,584   20,861,581
#            LeMaitre Vascular, Inc.....................    65,887      961,950
#*           LHC Group, Inc.............................   162,221    6,151,420
#*           LifePoint Health, Inc...................... 1,352,678   94,403,398
*            Magellan Health, Inc.......................   832,387   47,446,059
(degrees)#*  Medcath Corp...............................   622,045           --
#*           MediciNova, Inc............................    14,714       59,297
#*           Merit Medical Systems, Inc.................   306,612    5,074,429
*            Misonix, Inc...............................   131,503    1,009,943
#*           Molina Healthcare, Inc.....................    85,573    4,698,813
#            National Healthcare Corp...................    11,830      747,065
#*           Natus Medical, Inc.........................    68,599    2,420,173
             PDL BioPharma, Inc.........................   355,140    1,115,140
*            PharMerica Corp............................   797,371   23,673,945
#*           Prestige Brands Holdings, Inc.............. 1,183,182   55,230,936
#*           Retractable Technologies, Inc..............    22,364       65,079
#*           RTI Surgical, Inc..........................   784,110    2,516,993
#            Select Medical Holdings Corp...............   648,017    6,175,602
#*           Sucampo Pharmaceuticals, Inc. Class A......    76,279      964,929
*            Symmetry Surgical, Inc.....................   248,319    2,190,174
#*           Triple-S Management Corp. Class B..........   737,135   16,430,739
#            Universal American Corp.................... 1,973,219   12,470,744
#*           WellCare Health Plans, Inc.................     2,315      175,894
#*           Zafgen, Inc................................    45,681      303,779
                                                                   ------------
Total Health Care.......................................            647,036,147
                                                                   ------------
Industrials -- (16.5%)
#            AAR Corp................................... 1,217,403   25,577,637
#            ABM Industries, Inc........................   745,460   22,386,164
#            Acacia Research Corp.......................   100,889      377,325
#*           ACCO Brands Corp........................... 2,799,714   16,994,264
             Acme United Corp...........................     2,707       37,492
#            Actuant Corp. Class A...................... 1,044,983   24,327,204
#*           Aegion Corp................................ 1,080,052   19,473,338
*            AeroCentury Corp...........................    31,474      340,549
#*           Aerovironment, Inc.........................    17,288      441,017
#            Air Lease Corp.............................   117,335    3,022,550
*            Air Transport Services Group, Inc.......... 1,467,354   14,277,354
#            Aircastle, Ltd............................. 1,706,970   29,308,675
#            Alamo Group, Inc...........................   313,251   16,611,701
*            Alpha PRO Tech, Ltd........................    38,864       64,126
             AMERCO.....................................   338,858  124,242,286
#*           Ameresco, Inc. Class A.....................   135,243      737,074
#            American Railcar Industries, Inc...........   448,977   20,383,556
*            AMREP Corp.................................     8,733       34,233
#            Apogee Enterprises, Inc....................    17,518      696,866
#*           ARC Document Solutions, Inc................   153,234      565,433
#            ArcBest Corp...............................   809,428   16,617,557
#*           Arotech Corp...............................    49,692      102,862
             Astec Industries, Inc......................   283,746   10,583,726

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc.................   793,577 $29,148,083
*   Avalon Holdings Corp. Class A.....................    51,820      86,798
*   Avis Budget Group, Inc............................   120,058   3,153,924
#   Barnes Group, Inc.................................   902,482  29,339,690
*   Beacon Roofing Supply, Inc........................   712,854  28,870,587
*   BlueLinx Holdings, Inc............................   256,006      99,842
#   Briggs & Stratton Corp............................ 1,286,702  25,296,561
#   Brink's Co. (The).................................    11,099     326,311
*   CAI International, Inc............................   228,896   1,430,600
#*  CBIZ, Inc......................................... 1,259,517  12,721,122
    CDI Corp..........................................   462,214   2,375,780
#   Ceco Environmental Corp...........................   156,570   1,221,246
#   Celadon Group, Inc................................   372,578   2,958,269
#*  Chart Industries, Inc.............................   389,598   6,315,384
#   Chicago Rivet & Machine Co........................    28,648     688,555
#   CIRCOR International, Inc.........................   115,028   4,082,344
#*  Civeo Corp........................................   147,168     158,941
*   Colfax Corp.......................................   230,657   5,106,746
    Columbus McKinnon Corp............................    83,783   1,198,097
    Comfort Systems USA, Inc..........................    79,084   2,241,241
#*  Commercial Vehicle Group, Inc.....................    14,132      43,809
    Compx International, Inc..........................    67,191     678,629
*   Continental Materials Corp........................    14,260     151,227
#   Copa Holdings SA Class A..........................    36,009   1,696,024
#   Covanta Holding Corp.............................. 3,132,102  44,287,922
#*  Covenant Transportation Group, Inc. Class A.......   254,748   4,975,228
#*  CPI Aerostructures, Inc...........................     1,140       9,986
*   CRA International, Inc............................    65,831   1,226,432
    Cubic Corp........................................   224,835   8,984,407
    Curtiss-Wright Corp...............................   641,815  44,285,235
*   DigitalGlobe, Inc................................. 1,538,516  20,154,560
    Douglas Dynamics, Inc.............................     1,820      36,145
*   Ducommun, Inc.....................................   324,996   4,809,941
#*  Dycom Industries, Inc.............................   428,422  28,387,242
#   Dynamic Materials Corp............................    68,165     416,488
    Eastern Co. (The).................................    74,595   1,239,023
    Ecology and Environment, Inc. Class A.............    35,051     348,056
    EMCOR Group, Inc..................................   334,404  15,282,263
    Encore Wire Corp..................................   473,506  17,619,158
#   Engility Holdings, Inc............................   355,927   4,808,574
    Ennis, Inc........................................   710,411  14,186,908
    ESCO Technologies, Inc............................   385,902  13,286,606
#   Essendant, Inc....................................   488,980  14,600,943
#*  Esterline Technologies Corp....................... 1,070,646  84,270,547
    Federal Signal Corp...............................   884,650  13,083,973
*   Franklin Covey Co.................................   213,063   3,773,346
#   FreightCar America, Inc...........................    82,706   1,575,549
#*  FTI Consulting, Inc............................... 1,281,718  43,437,423
*   Fuel Tech, Inc....................................   127,402     229,324
*   Furmanite Corp....................................     6,900      36,156
#   G&K Services, Inc. Class A........................   375,658  24,184,862
#   GATX Corp......................................... 1,760,198  72,132,914
#*  Genco Shipping & Trading, Ltd.....................    60,563      61,169

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
*   Gencor Industries, Inc............................    38,955 $   459,279
#   General Cable Corp................................   770,564   9,031,010
*   Genesee & Wyoming, Inc. Class A...................    39,804   1,973,482
*   Gibraltar Industries, Inc.........................   889,336  18,889,497
    Global Power Equipment Group, Inc.................    93,639     245,334
#*  Goldfield Corp. (The).............................    30,010      38,413
#*  GP Strategies Corp................................    80,430   1,945,602
#   Graham Corp.......................................    13,058     225,903
#   Granite Construction, Inc.........................   631,097  24,379,277
#*  Great Lakes Dredge & Dock Corp.................... 1,815,562   6,245,533
#   Greenbrier Cos., Inc. (The).......................   652,685  16,878,434
#   Griffon Corp...................................... 1,505,971  22,860,640
    Hardinge, Inc.....................................   288,007   2,543,102
#*  Hawaiian Holdings, Inc............................   176,061   6,199,108
    Heidrick & Struggles International, Inc...........   170,226   4,487,157
*   Heritage-Crystal Clean, Inc.......................    47,648     454,562
#*  Hill International, Inc...........................   531,095   1,795,101
#   Houston Wire & Cable Co...........................   100,029     551,160
*   Hub Group, Inc. Class A...........................   189,656   5,778,818
*   Hudson Global, Inc................................   378,922   1,023,089
#   Hurco Cos., Inc...................................   168,259   4,542,993
#*  Huron Consulting Group, Inc.......................    13,173     739,137
#   Hyster-Yale Materials Handling, Inc...............   231,489  12,023,539
*   ICF International, Inc............................   254,153   8,694,574
#*  InnerWorkings, Inc................................   438,184   3,093,579
#   Insteel Industries, Inc...........................   201,359   4,935,309
*   Integrated Electrical Services, Inc...............     1,093      13,411
    Intelligent Systems Corp..........................    27,446      81,515
#   International Shipholding Corp....................   214,124     289,067
#*  Intersections, Inc................................   109,601     283,867
#*  JetBlue Airways Corp.............................. 1,474,127  31,413,646
    Kadant, Inc.......................................   408,273  15,845,075
#   Kelly Services, Inc. Class A...................... 1,057,768  17,537,793
    Kelly Services, Inc. Class B......................       567       9,268
*   Key Technology, Inc...............................    10,099      73,218
    Kimball International, Inc. Class B...............   763,051   7,355,812
#*  Kirby Corp........................................   121,959   6,177,223
#*  KLX, Inc..........................................   720,006  21,045,775
    Korn/Ferry International..........................   410,310  12,641,651
#*  Kratos Defense & Security Solutions, Inc.......... 1,449,170   4,622,852
#*  Lawson Products, Inc..............................   200,382   3,883,403
#*  Layne Christensen Co..............................   287,444   1,471,713
    LB Foster Co. Class A.............................    85,955     991,061
#*  LMI Aerospace, Inc................................   118,104   1,165,686
    LS Starrett Co. (The) Class A.....................   184,562   1,777,332
    LSI Industries, Inc...............................   280,943   3,242,082
*   Lydall, Inc.......................................   416,897  11,777,340
#*  Manitex International, Inc........................    69,916     356,572
#   Marten Transport, Ltd.............................   854,107  14,331,915
#*  MasTec, Inc....................................... 1,280,567  19,771,954
*   Mastech Holdings, Inc.............................    49,061     328,218
    Matson, Inc.......................................   889,284  35,935,966
#   Matthews International Corp. Class A..............    40,992   2,045,911

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    McGrath RentCorp..................................   291,821 $ 7,123,351
#*  Meritor, Inc......................................    76,805     524,578
*   Mfri, Inc.........................................   206,079   1,318,906
#   Miller Industries, Inc............................   303,804   6,528,748
*   Mistras Group, Inc................................     2,572      58,101
#   Mobile Mini, Inc.................................. 1,299,329  33,678,608
*   Moog, Inc. Class A................................    70,232   3,253,849
#*  MRC Global, Inc................................... 2,218,865  22,299,593
    Mueller Water Products, Inc. Class A.............. 1,823,632  14,972,019
#*  MYR Group, Inc....................................   327,600   6,555,276
*   Navigant Consulting, Inc..........................   997,881  15,756,541
#*  NL Industries, Inc................................   171,082     355,851
#   NN, Inc...........................................   391,922   4,750,095
#*  Northwest Pipe Co.................................   240,835   2,304,791
#*  NOW, Inc..........................................    51,059     692,360
#*  Orion Energy Systems, Inc.........................    96,045     194,971
#*  Orion Marine Group, Inc...........................   367,648   1,327,209
#   Oshkosh Corp......................................   309,063  10,177,445
#*  PAM Transportation Services, Inc..................   126,668   3,271,834
    Park-Ohio Holdings Corp...........................    97,276   2,775,284
#*  Patrick Industries, Inc...........................    75,146   2,626,353
#*  Patriot Transportation Holding, Inc...............     2,456      54,916
#*  Performant Financial Corp.........................    30,372      51,936
#   Powell Industries, Inc............................    60,116   1,505,305
*   PowerSecure International, Inc....................   237,655   2,609,452
    Preformed Line Products Co........................    45,282   1,712,565
#   Providence and Worcester Railroad Co..............    88,450   1,149,850
#   Quad/Graphics, Inc................................   331,208   3,338,577
    Quanex Building Products Corp.....................   244,801   4,531,266
*   Quanta Services, Inc..............................    59,367   1,110,163
#*  Radiant Logistics, Inc............................    18,213      60,285
    RCM Technologies, Inc.............................   215,529   1,071,179
    Regal Beloit Corp.................................   297,167  16,703,757
#*  Republic Airways Holdings, Inc.................... 1,223,645   2,606,364
    Resources Connection, Inc.........................   170,171   2,571,284
#*  Roadrunner Transportation Systems, Inc............   493,506   3,908,567
#*  RPX Corp..........................................   815,729   9,446,142
#*  Rush Enterprises, Inc. Class A....................   864,623  16,514,299
#*  Rush Enterprises, Inc. Class B....................   331,610   6,227,636
    Ryder System, Inc.................................    61,748   3,283,141
#*  Saia, Inc.........................................   584,836  12,509,642
    Servotronics, Inc.................................    15,025     112,312
*   SIFCO Industries, Inc.............................    68,152     528,178
    Simpson Manufacturing Co., Inc....................    20,433     666,729
#   SkyWest, Inc...................................... 1,695,150  25,461,153
*   SL Industries, Inc................................    28,931     867,930
#*  Sparton Corp......................................   310,540   5,322,656
*   SPX FLOW, Inc.....................................    30,449     725,904
#   Standex International Corp........................    23,200   1,675,504
#*  Sterling Construction Co., Inc....................    84,667     455,508
    Supreme Industries, Inc. Class A..................   184,116   1,071,555
#   TAL International Group, Inc......................   461,053   5,200,678
*   Team, Inc.........................................    12,470     299,280

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    Terex Corp........................................ 2,193,999 $   49,145,578
#   Tetra Tech, Inc................................... 1,173,875     31,095,949
#   Textainer Group Holdings, Ltd.....................       752          8,009
#   Titan International, Inc..........................   417,750      1,253,250
#*  Titan Machinery, Inc..............................    21,331        181,100
#*  Transcat, Inc.....................................    58,439        570,365
*   TRC Cos., Inc.....................................   327,785      2,894,342
#*  Trimas Corp.......................................   132,660      2,293,691
#   Triumph Group, Inc................................   618,022     15,759,561
#*  Tutor Perini Corp................................. 1,602,468     21,168,602
#   Twin Disc, Inc....................................    76,369        873,661
*   Ultralife Corp....................................   175,460        987,840
    UniFirst Corp.....................................   187,492     19,742,908
    Universal Forest Products, Inc....................   629,656     43,377,002
*   USA Truck, Inc....................................   307,328      4,969,494
*   Vectrus, Inc......................................     4,968         98,168
#*  Veritiv Corp......................................    67,315      2,076,668
*   Versar, Inc.......................................    46,337        120,476
    Viad Corp.........................................   557,016     16,415,261
*   Virco Manufacturing Corp..........................    47,331        146,726
*   Volt Information Sciences, Inc....................   518,313      3,975,461
#   VSE Corp..........................................    14,695        881,700
#*  Wabash National Corp..............................    59,701        660,293
#   Watts Water Technologies, Inc. Class A............   189,145      9,319,174
#   Werner Enterprises, Inc........................... 1,135,208     27,415,273
#*  Wesco Aircraft Holdings, Inc......................    89,830      1,014,181
#*  WESCO International, Inc..........................   558,558     22,554,572
#*  Willis Lease Finance Corp.........................   293,789      5,203,003
#*  XPO Logistics, Inc................................   178,637      4,081,855
                                                                 --------------
Total Industrials.....................................            1,925,009,776
                                                                 --------------
Information Technology -- (13.2%)
*   Actua Corp........................................   210,457      1,990,923
#*  Acxiom Corp.......................................   156,502      2,926,587
*   ADDvantage Technologies Group, Inc................     4,523          7,915
#   ADTRAN, Inc.......................................   234,715      4,262,424
*   Advanced Energy Industries, Inc...................    94,396      2,650,640
*   Aehr Test Systems.................................     5,168          7,080
#*  Agilysys, Inc.....................................   502,038      4,970,176
#*  Alpha & Omega Semiconductor, Ltd..................   460,021      4,393,201
#*  Amkor Technology, Inc............................. 1,523,937      9,356,973
*   ANADIGICS, Inc....................................    30,326         20,928
*   Anixter International, Inc........................    23,090      1,141,570
    Astro-Med, Inc....................................   167,804      2,632,845
*   Autobytel, Inc....................................    55,623      1,015,120
#*  Aviat Networks, Inc............................... 1,086,952        801,301
#*  Avid Technology, Inc..............................   932,682      6,622,042
#   AVX Corp..........................................   914,571     10,499,275
*   Aware, Inc........................................   660,227      1,954,272
*   Axcelis Technologies, Inc.........................   483,335      1,266,338
*   AXT, Inc..........................................   232,642        583,931
#*  Bankrate, Inc.....................................   192,225      2,199,054
#   Bel Fuse, Inc. Class A............................    14,272        195,384

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
            Bel Fuse, Inc. Class B.......................   253,652 $ 3,847,901
*           Benchmark Electronics, Inc................... 2,294,807  48,190,947
            Black Box Corp...............................   493,986   3,764,173
#*          Blucora, Inc................................. 1,104,598   9,532,681
(degrees)*  Bogen Corp...................................    43,300          --
#*          BroadVision, Inc.............................    11,672      65,947
            Brooks Automation, Inc....................... 2,139,177  20,386,357
*           Bsquare Corp.................................    74,978     461,115
#*          CACI International, Inc. Class A.............   858,360  71,303,965
#*          Calix, Inc...................................   316,797   2,433,001
*           Cartesian, Inc...............................    10,673      20,812
#*          Cascade Microtech, Inc.......................   347,246   5,503,849
            Checkpoint Systems, Inc......................   816,523   5,291,069
*           CIBER, Inc................................... 1,756,503   5,708,635
#*          Clearfield, Inc..............................    27,418     405,786
            ClearOne, Inc................................       898      10,830
*           Coherent, Inc................................   462,366  35,727,021
#           Cohu, Inc....................................   808,828   9,794,907
#           Communications Systems, Inc..................   151,079   1,090,790
            Computer Task Group, Inc.....................   176,700   1,044,297
#           Comtech Telecommunications Corp..............   482,508   9,418,556
            Concurrent Computer Corp.....................   175,964     890,378
#           Convergys Corp............................... 3,901,476  95,352,073
#*          Cree, Inc....................................   650,845  18,243,185
            CSP, Inc.....................................   125,308     701,725
#           CTS Corp..................................... 1,222,951  19,261,478
#*          CyberOptics Corp.............................   234,604   2,052,785
#           Cypress Semiconductor Corp...................   321,269   2,525,174
#           Daktronics, Inc..............................     4,695      37,701
*           Data I/O Corp................................    74,290     161,952
#*          Datalink Corp................................   609,581   4,376,792
#*          Determine, Inc...............................     3,912       9,506
*           Digi International, Inc......................   751,544   6,854,081
#*          Diodes, Inc..................................   283,083   5,415,378
#*          DSP Group, Inc...............................   551,366   5,276,573
#           EarthLink Holdings Corp...................... 2,161,860  12,798,211
*           Edgewater Technology, Inc....................   298,591   2,326,024
#           Electro Rent Corp............................   611,558   5,345,017
*           Electro Scientific Industries, Inc...........   693,227   4,187,091
#*          Electronics for Imaging, Inc.................   282,495  11,689,643
#*          EnerNOC, Inc.................................    19,170     100,643
#           Epiq Systems, Inc............................   412,273   5,161,658
*           ePlus, Inc...................................   269,936  25,565,639
#*          Everi Holdings, Inc..........................   421,691   1,184,952
#*          Everyday Health, Inc.........................    69,220     318,412
#*          Exar Corp....................................   474,502   2,609,761
#*          Fabrinet.....................................   339,986   8,469,051
*           Fairchild Semiconductor International, Inc... 4,389,401  89,938,827
#*          FARO Technologies, Inc.......................    13,614     349,471
#*          Finisar Corp.................................   450,494   5,721,274
#*          FormFactor, Inc.............................. 1,107,099   9,199,993
*           Frequency Electronics, Inc...................   218,323   1,938,708
*           GigOptix, Inc................................     2,726       8,505

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The).........................   200,043 $ 2,954,635
#*  Harmonic, Inc..................................... 2,044,843   6,747,982
*   Higher One Holdings, Inc..........................    96,953     338,366
#*  Hutchinson Technology, Inc........................   813,860   3,011,282
#*  ID Systems, Inc...................................   125,847     504,647
#*  IEC Electronics Corp..............................     2,894       9,753
*   II-VI, Inc........................................   687,094  14,291,555
#*  Imation Corp...................................... 1,424,306   1,195,990
*   Insight Enterprises, Inc.......................... 1,150,548  27,187,449
#*  Internap Corp.....................................   443,517   1,711,976
#   Intersil Corp. Class A............................ 1,920,891  24,971,583
*   inTEST Corp.......................................     4,600      18,400
#*  Intevac, Inc......................................    19,327      86,392
*   IntriCon Corp.....................................    44,161     330,324
*   Iteris, Inc.......................................   101,501     216,197
    IXYS Corp.........................................   436,150   5,203,270
#*  Kemet Corp........................................   427,959     633,379
*   Key Tronic Corp...................................   356,973   2,705,855
*   Kimball Electronics, Inc..........................   616,496   6,189,620
#*  Knowles Corp......................................   420,184   5,714,502
*   Kulicke & Soffa Industries, Inc................... 2,073,081  20,979,580
#*  KVH Industries, Inc...............................   163,491   1,577,688
#*  Lattice Semiconductor Corp........................ 1,136,523   5,523,502
#   Lexmark International, Inc. Class A...............   889,382  25,089,466
*   LGL Group, Inc. (The).............................     8,402      30,499
#*  LoJack Corp.......................................   128,386     688,149
#*  Magnachip Semiconductor Corp......................    98,607     451,620
    ManTech International Corp. Class A...............   533,853  15,390,982
    Marchex, Inc. Class B.............................   426,294   1,628,443
*   MaxLinear, Inc. Class A...........................    73,140   1,124,893
*   MeetMe, Inc.......................................   242,073     772,213
    Mentor Graphics Corp..............................    91,935   1,597,830
#*  Mercury Systems, Inc..............................   229,136   4,374,206
    Methode Electronics, Inc..........................    46,345   1,207,751
    MKS Instruments, Inc.............................. 1,702,868  60,349,642
#*  ModusLink Global Solutions, Inc...................   362,208     778,747
#*  Monster Worldwide, Inc............................ 1,983,379   9,897,061
#*  MoSys, Inc........................................    75,853      69,026
#*  Multi-Fineline Electronix, Inc....................    95,293   1,594,252
*   NAPCO Security Technologies, Inc..................    42,075     229,309
    NCI, Inc. Class A.................................    24,308     306,767
#*  NETGEAR, Inc......................................   909,192  33,976,505
#*  Netscout Systems, Inc.............................    68,344   1,472,813
*   Newport Corp...................................... 1,054,556  16,060,888
#*  Novatel Wireless, Inc.............................    83,363      90,032
#*  Numerex Corp. Class A.............................    51,383     319,602
#*  Oclaro, Inc.......................................    61,694     213,461
    Omtool, Ltd.......................................    16,864      48,821
    Optical Cable Corp................................   169,845     407,628
*   PAR Technology Corp...............................   154,335     898,230
#   Park Electrochemical Corp.........................   175,214   2,852,484
    PC Connection, Inc................................   871,112  19,660,998
    PC-Tel, Inc.......................................   613,025   2,936,390

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   PCM, Inc..........................................   206,113 $  1,700,432
#*  Perceptron, Inc...................................   220,165    1,453,089
#*  Perficient, Inc...................................    25,699      489,566
#*  Photronics, Inc................................... 1,937,657   23,135,625
#*  Plexus Corp.......................................   454,282   15,877,156
#*  Polycom, Inc...................................... 3,531,553   35,986,525
*   PRGX Global, Inc..................................    47,281      179,668
*   Prism Technologies Group, Inc.....................    16,755       11,559
*   QLogic Corp....................................... 2,158,598   27,673,226
*   Qorvo, Inc........................................   397,954   15,758,978
#*  Qualstar Corp.....................................   262,647      181,226
*   QuinStreet, Inc...................................     9,200       35,052
*   Qumu Corp.........................................    34,768      108,824
#*  Radisys Corp......................................   159,999      431,997
*   RealNetworks, Inc.................................   582,004    2,106,855
#   Reis, Inc.........................................   297,541    6,709,550
*   Relm Wireless Corp................................   128,700      507,078
#*  RetailMeNot, Inc..................................   108,633      988,560
#   RF Industries, Ltd................................    65,574      270,821
    Richardson Electronics, Ltd.......................   411,560    2,119,534
#*  Rightside Group, Ltd..............................    49,571      446,139
#*  Rofin-Sinar Technologies, Inc.....................   413,746   10,546,386
*   Rogers Corp.......................................    41,715    1,980,211
#*  Rovi Corp......................................... 1,901,011   36,993,674
*   Rudolph Technologies, Inc.........................   445,297    5,704,255
*   Sanmina Corp...................................... 2,983,940   55,919,036
#*  ScanSource, Inc...................................   528,618   16,588,033
#*  Seachange International, Inc......................   290,396    1,806,263
#*  Sigma Designs, Inc................................   800,049    5,304,325
*   Sigmatron International, Inc......................    16,500      108,900
*   StarTek, Inc......................................   236,335      947,703
#*  Support.com, Inc..................................   697,536      602,043
*   Sykes Enterprises, Inc............................   754,815   22,221,754
#   SYNNEX Corp....................................... 1,263,123  106,039,176
#*  Tech Data Corp.................................... 1,067,556   66,615,494
*   TechTarget, Inc...................................       940        7,473
*   TeleCommunication Systems, Inc. Class A........... 1,069,844    5,306,426
#   Tessco Technologies, Inc..........................    89,073    1,471,486
    TheStreet, Inc....................................   467,983      613,058
*   Trio-Tech International...........................    39,533      100,809
#*  TSR, Inc..........................................     1,145        4,294
#*  TTM Technologies, Inc............................. 2,069,258   12,063,774
#*  Ultra Clean Holdings, Inc.........................   578,800    2,986,608
#*  Ultratech, Inc....................................    80,987    1,633,508
*   United Online, Inc................................   391,326    4,151,969
*   Universal Security Instruments, Inc...............    32,216      131,441
#*  Viavi Solutions, Inc..............................   752,537    3,762,685
*   Vicon Industries, Inc.............................   101,475      167,434
#   Vishay Intertechnology, Inc....................... 5,014,564   57,466,903
*   Vishay Precision Group, Inc.......................   379,448    4,485,075
*   Westell Technologies, Inc. Class A................    72,438       79,682
*   Wireless Telecom Group, Inc.......................   137,594      206,391
*   Xcerra Corp.......................................   196,747    1,078,174

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Zynga, Inc. Class A...............................   212,142 $      521,869
                                                                 --------------
Total Information Technology..........................            1,541,982,686
                                                                 --------------
Materials -- (4.6%)
#   A Schulman, Inc...................................   689,740     17,464,217
#*  AgroFresh Solutions, Inc..........................    12,264         67,329
#   Alcoa, Inc........................................ 1,043,667      7,608,332
#   Allegheny Technologies, Inc.......................   201,596      1,890,970
#*  AM Castle & Co....................................   499,930        919,871
*   American Biltrite, Inc............................       110         41,690
#   American Vanguard Corp............................   488,916      5,505,194
    Ampco-Pittsburgh Corp.............................    97,693      1,017,961
#   Axiall Corp....................................... 1,207,686     21,653,810
*   Boise Cascade Co..................................    43,049        889,392
    Cabot Corp........................................   467,280     18,850,075
#   Carpenter Technology Corp.........................   978,877     27,173,626
#*  Century Aluminum Co............................... 2,250,197     10,620,930
    Chemours Co. (The)................................   161,578        636,617
*   Chemtura Corp.....................................   171,388      4,497,221
*   Clearwater Paper Corp.............................   160,382      6,280,559
#   Commercial Metals Co.............................. 4,284,225     59,636,412
*   Core Molding Technologies, Inc....................   201,001      2,176,841
    Domtar Corp....................................... 1,554,908     50,145,783
#   Friedman Industries, Inc..........................   179,533        861,758
    FutureFuel Corp...................................   198,342      2,483,242
    Graphic Packaging Holding Co...................... 2,093,492     23,782,069
#   Greif, Inc. Class A...............................   586,278     15,495,328
#   Greif, Inc. Class B...............................       891         32,522
    Haynes International, Inc.........................    96,754      3,096,128
#   Hecla Mining Co................................... 5,679,885     10,564,586
*   Horsehead Holding Corp............................    55,702         14,343
    Huntsman Corp.....................................   233,398      2,014,225
    Innophos Holdings, Inc............................    37,577      1,003,682
    Innospec, Inc.....................................     2,184        108,872
#*  Intrepid Potash, Inc..............................    61,232        133,486
#   Kaiser Aluminum Corp..............................   500,146     38,881,350
#   KapStone Paper and Packaging Corp.................   193,693      2,862,783
#   KMG Chemicals, Inc................................     9,897        228,225
*   Kraton Performance Polymers, Inc..................   725,458     10,649,723
#   Kronos Worldwide, Inc.............................   377,516      1,774,325
#*  Louisiana-Pacific Corp............................ 3,622,517     56,945,967
#*  LSB Industries, Inc...............................   258,879      1,449,722
    Materion Corp.....................................   268,893      6,585,190
    Mercer International, Inc.........................   701,068      5,152,850
    Minerals Technologies, Inc........................   121,186      4,967,414
    Myers Industries, Inc.............................   368,969      4,202,557
*   Northern Technologies International Corp..........     2,032         21,133
#   Olin Corp......................................... 2,159,927     36,589,163
#   Olympic Steel, Inc................................   263,059      2,456,971
#*  OMNOVA Solutions, Inc.............................    40,272        211,428
#   PH Glatfelter Co.................................. 1,173,621     17,322,646
#*  Platform Specialty Products Corp..................   368,972      2,815,256
*   Real Industry, Inc................................    10,835         69,344

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*           Resolute Forest Products, Inc..............   853,124 $  4,811,619
#            Royal Gold, Inc............................    84,812    2,526,550
#            Schnitzer Steel Industries, Inc. Class A...   105,259    1,415,734
             Stepan Co..................................   113,397    5,098,329
#*           Stillwater Mining Co....................... 1,351,429    8,851,860
             SunCoke Energy, Inc........................ 1,001,592    3,786,018
             Synalloy Corp..............................    67,159      473,471
#            TimkenSteel Corp...........................   215,496    1,941,619
#            Tredegar Corp.............................. 1,210,732   15,896,911
#            Tronox, Ltd. Class A....................... 1,227,852    4,383,432
*            UFP Technologies, Inc......................     7,960      172,493
#*           Universal Stainless & Alloy Products, Inc..   151,902    1,039,010
*            Webco Industries, Inc......................     9,290      310,751
                                                                   ------------
Total Materials.........................................            540,560,915
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares..............     4,900           --
(degrees)*   Concord Camera Corp. Escrow Shares.........    95,952           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   525,910           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............   102,600           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (0.7%)....................
*            Alaska Communications Systems Group, Inc...   212,878      344,862
             Atlantic Tele-Network, Inc.................    99,107    7,630,248
#*           Cincinnati Bell, Inc.......................   851,428    2,758,627
#            Consolidated Communications Holdings, Inc..    43,432      870,377
*            General Communication, Inc. Class A........   394,836    7,154,428
#*           Hawaiian Telcom Holdco, Inc................    48,598    1,159,548
#*           Iridium Communications, Inc................ 1,439,150   10,016,484
#*           Lumos Networks Corp........................    85,942      995,209
#*           ORBCOMM, Inc............................... 1,310,641    9,567,679
#            Shenandoah Telecommunications Co...........     1,734       39,847
             Spok Holdings, Inc.........................   296,519    5,340,307
             Telephone & Data Systems, Inc.............. 1,427,892   33,112,816
#*           United States Cellular Corp................    67,053    2,523,875
                                                                   ------------
Total Telecommunication Services........................             81,514,307
                                                                   ------------
Utilities -- (0.1%)
#            Atlantic Power Corp........................    15,344       28,693
#            Consolidated Water Co., Ltd................   147,812    1,719,054
#*           Dynegy, Inc................................   210,128    2,487,916
#            Genie Energy, Ltd. Class B.................    31,444      264,444

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
#            Ormat Technologies, Inc...............     206,658 $     7,315,693
                                                                ---------------
Total Utilities....................................                  11,815,800
                                                                ---------------
TOTAL COMMON STOCKS................................              10,455,510,453
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares.............      34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights..............................      45,703              --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............     978,534       1,849,429
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      40,956              --
TOTAL RIGHTS/WARRANTS..............................                   1,849,429
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              10,457,359,882
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (2.1%)
             State Street Institutional Liquid
             Reserves, 0.358%...................... 243,626,219     243,626,219
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@         DFA Short Term Investment Fund........  86,665,518   1,002,720,038
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,810,744,047)^^.........................             $11,703,706,139
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,556,651,809             --   --    $ 1,556,651,809
   Consumer Staples...........     417,263,772             --   --        417,263,772
   Energy.....................     827,933,149             --   --        827,933,149
   Financials.................   2,905,742,092             --   --      2,905,742,092
   Health Care................     647,036,147             --   --        647,036,147
   Industrials................   1,925,009,776             --   --      1,925,009,776
   Information Technology.....   1,541,982,686             --   --      1,541,982,686
   Materials..................     540,560,915             --   --        540,560,915
   Other......................              --             --   --                 --
   Telecommunication Services.      81,514,307             --   --         81,514,307
   Utilities..................      11,815,800             --   --         11,815,800
Preferred Stocks
   Other......................              --             --   --                 --
Rights/Warrants...............              -- $    1,849,429   --          1,849,429
Temporary Cash Investments....     243,626,219             --   --        243,626,219
Securities Lending Collateral.              --  1,002,720,038   --      1,002,720,038
Futures Contracts**...........       1,681,309             --   --          1,681,309
                               --------------- --------------   --    ---------------
TOTAL......................... $10,700,817,981 $1,004,569,467   --    $11,705,387,448
                               =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES     VALUE+
                                                       ------- ------------
COMMON STOCKS -- (92.8%)

Consumer Discretionary -- (14.9%)
*   1-800-Flowers.com, Inc. Class A...................  68,197 $    484,540
    A.H. Belo Corp. Class A...........................  15,518       92,798
    Aaron's, Inc......................................  96,635    2,211,009
#   Abercrombie & Fitch Co. Class A...................  76,712    2,012,923
    Advance Auto Parts, Inc...........................  48,315    7,346,296
*   Amazon.com, Inc................................... 227,807  133,722,709
    AMC Entertainment Holdings, Inc. Class A..........  30,146      657,183
#*  AMC Networks, Inc. Class A........................  85,917    6,253,898
    AMCON Distributing Co.............................     247       17,852
#*  America's Car-Mart, Inc...........................  11,191      262,541
#*  American Axle & Manufacturing Holdings, Inc....... 127,222    1,630,986
#   American Eagle Outfitters, Inc.................... 316,474    4,633,179
*   American Public Education, Inc....................  26,678      420,979
*   Apollo Education Group, Inc....................... 155,395    1,233,836
    Aramark........................................... 201,395    6,434,570
#   Arctic Cat, Inc...................................  18,084      222,614
    Ark Restaurants Corp..............................   2,510       54,116
*   Asbury Automotive Group, Inc......................  60,435    2,845,280
*   Ascena Retail Group, Inc.......................... 311,350    2,297,763
#*  Ascent Capital Group, Inc. Class A................  15,592      177,593
#   Autoliv, Inc......................................  75,813    7,792,060
*   AutoNation, Inc................................... 134,485    5,816,476
*   AutoZone, Inc.....................................  13,837   10,618,375
*   Ballantyne Strong, Inc............................  10,077       44,742
#*  Barnes & Noble Education, Inc.....................  78,120      860,882
#   Barnes & Noble, Inc............................... 145,148    1,272,948
    Bassett Furniture Industries, Inc.................   7,766      232,281
    Beasley Broadcast Group, Inc. Class A.............   3,374       11,708
#*  Beazer Homes USA, Inc.............................  11,219       95,922
#   bebe stores, Inc.................................. 110,153       42,541
#*  Bed Bath & Beyond, Inc............................ 180,430    7,789,163
*   Belmond, Ltd. Class A............................. 197,113    1,667,576
#   Best Buy Co., Inc................................. 484,942   13,544,430
    Big 5 Sporting Goods Corp.........................  38,061      463,202
#   Big Lots, Inc.....................................  97,284    3,772,674
*   Biglari Holdings, Inc.............................       9        3,404
#*  BJ's Restaurants, Inc.............................  36,363    1,559,609
    Bloomin' Brands, Inc.............................. 243,386    4,298,197
#*  Blue Nile, Inc....................................  15,801      549,717
#   Bob Evans Farms, Inc..............................  35,764    1,464,178
#   Bon-Ton Stores, Inc. (The)........................  13,310       22,627
    BorgWarner, Inc................................... 193,839    5,691,113
    Bowl America, Inc. Class A........................   1,576       22,537
#*  Boyd Gaming Corp..................................  37,566      669,050
#*  Bravo Brio Restaurant Group, Inc..................  27,568      237,360
*   Bridgepoint Education, Inc........................  55,768      373,646
*   Bright Horizons Family Solutions, Inc.............  75,066    5,267,381
    Brinker International, Inc........................  98,293    4,889,094
    Brunswick Corp.................................... 119,611    4,766,498
#   Buckle, Inc. (The)................................  23,083      656,019
#*  Buffalo Wild Wings, Inc...........................  33,647    5,124,438

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc........................    37,992 $   496,935
*   Burlington Stores, Inc............................    90,064   4,839,139
#*  Cabela's, Inc.....................................   109,755   4,617,393
    Cable One, Inc....................................     7,825   3,364,672
    Cablevision Systems Corp. Class A.................   226,229   7,218,967
#   CalAtlantic Group, Inc............................   109,532   3,558,695
    Caleres, Inc......................................    70,949   1,907,109
    Callaway Golf Co..................................   109,363     952,552
*   Cambium Learning Group, Inc.......................    45,231     203,539
    Canterbury Park Holding Corp......................     2,402      24,068
    Capella Education Co..............................    23,679   1,039,745
#*  Career Education Corp.............................   136,716     393,742
#*  CarMax, Inc.......................................   181,059   7,999,187
*   Carmike Cinemas, Inc..............................    38,392     851,535
    Carnival Corp.....................................   164,408   7,912,957
#   Carriage Services, Inc............................    32,920     730,495
*   Carrols Restaurant Group, Inc.....................    55,605     742,883
    Carter's, Inc.....................................    96,347   9,366,855
    Cato Corp. (The) Class A..........................    42,481   1,713,259
*   Cavco Industries, Inc.............................    11,042     925,982
#   CBS Corp. Class A.................................     9,684     505,989
    CBS Corp. Class B.................................   205,532   9,762,770
#*  Central European Media Enterprises, Ltd. Class A..    30,475      78,626
*   Century Communities, Inc..........................       952      14,080
*   Charles & Colvard, Ltd............................    17,475      16,601
#*  Charter Communications, Inc. Class A..............    74,549  12,774,717
#   Cheesecake Factory, Inc. (The)....................    87,690   4,235,427
*   Cherokee, Inc.....................................     7,301     119,590
    Chico's FAS, Inc..................................   214,573   2,229,413
    Children's Place, Inc. (The)......................    30,332   1,974,613
#*  Chipotle Mexican Grill, Inc.......................    16,056   7,272,886
#   Choice Hotels International, Inc..................    77,066   3,369,326
#*  Christopher & Banks Corp..........................    36,826      63,709
    Churchill Downs, Inc..............................    18,070   2,496,190
#*  Chuy's Holdings, Inc..............................    26,524     906,856
    Cinemark Holdings, Inc............................   180,564   5,324,832
    Citi Trends, Inc..................................    28,816     595,339
    Clear Channel Outdoor Holdings, Inc. Class A......    35,383     178,684
    ClubCorp Holdings, Inc............................    91,439   1,094,525
    Coach, Inc........................................   187,505   6,947,060
    Collectors Universe, Inc..........................     8,102     123,556
#   Columbia Sportswear Co............................    78,171   4,313,476
    Comcast Corp. Class A............................. 1,722,430  95,956,575
#*  Conn's, Inc.......................................    29,186     359,572
    Cooper Tire & Rubber Co...........................   106,608   3,886,928
#*  Cooper-Standard Holding, Inc......................     3,978     275,516
#   Core-Mark Holding Co., Inc........................    33,002   2,682,733
#   Cracker Barrel Old Country Store, Inc.............    47,203   6,194,450
#*  Crocs, Inc........................................    96,113     885,201
#*  Crown Media Holdings, Inc. Class A................    24,684     110,831
#   CSS Industries, Inc...............................     2,658      74,451
    CST Brands, Inc...................................   139,245   5,394,351
    Culp, Inc.........................................    21,271     538,582

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A.......................    66,466 $    17,434
#   Dana Holding Corp.................................   287,448   3,417,757
    Darden Restaurants, Inc...........................   130,879   8,253,230
*   Dave & Buster's Entertainment, Inc................        95       3,446
#*  Deckers Outdoor Corp..............................    46,640   2,306,814
*   Del Frisco's Restaurant Group, Inc................    24,225     383,724
#*  Del Taco Restaurants, Inc.........................     8,559      82,766
    Delphi Automotive P.L.C...........................   148,999   9,675,995
*   Delta Apparel, Inc................................     6,441      77,614
*   Denny's Corp......................................   106,732   1,000,079
    Destination Maternity Corp........................    10,940      73,189
*   Destination XL Group, Inc.........................    56,418     242,597
#   DeVry Education Group, Inc........................    91,305   1,816,969
#*  Diamond Resorts International, Inc................    96,969   1,786,169
    Dick's Sporting Goods, Inc........................   151,045   5,902,839
#   Dillard's, Inc. Class A...........................    73,285   5,159,997
#   DineEquity, Inc...................................    37,724   3,203,522
#*  Discovery Communications, Inc. Class A............   114,148   3,149,343
*   Discovery Communications, Inc. Class B............     1,400      39,893
*   Discovery Communications, Inc. Class C............   217,266   5,911,808
*   DISH Network Corp. Class A........................   117,093   5,652,079
#*  Dixie Group, Inc. (The)...........................     4,689      20,397
    Dollar General Corp...............................   171,259  12,854,701
#*  Dollar Tree, Inc..................................   147,067  11,959,488
#   Domino's Pizza, Inc...............................    77,532   8,833,221
#*  Dorman Products, Inc..............................    43,480   1,882,684
    Dover Motorsports, Inc............................     3,182       7,064
    DR Horton, Inc....................................   295,250   8,122,327
*   DreamWorks Animation SKG, Inc. Class A............    78,702   2,017,919
    Drew Industries, Inc..............................    39,580   2,271,892
#   DSW, Inc. Class A.................................    98,506   2,365,129
#   Dunkin' Brands Group, Inc.........................   120,160   4,729,498
#   Educational Development Corp......................     1,932      20,344
*   Eldorado Resorts, Inc.............................    11,682     120,558
*   Emerson Radio Corp................................    14,810      14,366
*   Entercom Communications Corp. Class A.............    23,008     241,354
    Entravision Communications Corp. Class A..........   119,319     890,120
#   Escalade, Inc.....................................     9,623     116,438
#   Ethan Allen Interiors, Inc........................    40,117   1,071,124
#*  EVINE Live, Inc...................................    36,640      44,701
#   EW Scripps Co. (The) Class A......................    86,806   1,647,578
    Expedia, Inc......................................    79,786   8,061,577
#*  Express, Inc......................................   155,115   2,630,750
#*  Famous Dave's of America, Inc.....................     4,605      30,669
#*  Federal-Mogul Holdings Corp.......................    99,691     475,526
*   Fiesta Restaurant Group, Inc......................    27,716   1,008,862
    Finish Line, Inc. (The) Class A...................    82,958   1,571,225
#*  Five Below, Inc...................................    53,406   1,881,493
    Flanigan's Enterprises, Inc.......................       300       6,315
    Flexsteel Industries, Inc.........................     4,267     186,127
#   Foot Locker, Inc..................................   151,452  10,232,097
    Ford Motor Co..................................... 2,548,101  30,424,326
#*  Fossil Group, Inc.................................    87,105   2,839,623

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Fox Factory Holding Corp..........................  11,144 $   164,820
*   Francesca's Holdings Corp.........................  66,130   1,205,550
#   Fred's, Inc. Class A..............................  73,519   1,213,063
#*  FTD Cos., Inc.....................................  24,213     598,061
#*  Fuel Systems Solutions, Inc.......................  20,714      80,992
*   Full House Resorts, Inc...........................   1,400       2,016
*   G-III Apparel Group, Ltd..........................  59,259   2,925,024
*   Gaiam, Inc. Class A...............................   8,701      42,635
#   GameStop Corp. Class A............................ 206,591   5,414,750
*   Gaming Partners International Corp................   4,515      41,538
#   Gannett Co., Inc.................................. 146,941   2,180,604
#   Gap, Inc. (The)................................... 255,287   6,310,695
#   Garmin, Ltd....................................... 151,218   5,319,849
    General Motors Co................................. 730,035  21,638,237
*   Genesco, Inc......................................  31,421   2,078,185
#   Gentex Corp....................................... 407,421   5,577,593
#*  Gentherm, Inc.....................................  66,080   2,643,861
    Genuine Parts Co.................................. 138,022  11,893,356
#   GNC Holdings, Inc. Class A........................ 166,175   4,654,562
    Goodyear Tire & Rubber Co. (The).................. 399,108  11,338,658
#*  GoPro, Inc. Class A............................... 153,221   1,754,380
#*  Gordmans Stores, Inc..............................  15,165      38,064
    Graham Holdings Co. Class B.......................   7,882   3,820,327
#*  Grand Canyon Education, Inc.......................  78,171   2,943,138
*   Gray Television, Inc.............................. 104,113   1,369,086
*   Gray Television, Inc. Class A.....................     600       6,741
*   Green Brick Partners, Inc.........................     767       4,510
#   Group 1 Automotive, Inc...........................  39,074   2,096,320
#*  Groupon, Inc...................................... 371,696   1,011,013
#   Guess?, Inc....................................... 163,671   3,034,460
#   H&R Block, Inc.................................... 206,267   7,023,391
    Hanesbrands, Inc.................................. 281,187   8,595,887
#   Harley-Davidson, Inc.............................. 181,721   7,268,840
    Harman International Industries, Inc..............  75,021   5,580,812
    Harte-Hanks, Inc..................................  93,271     318,987
    Hasbro, Inc.......................................  78,720   5,847,322
#   Haverty Furniture Cos., Inc.......................  26,199     496,471
    Haverty Furniture Cos., Inc. Class A..............   1,608      29,611
*   Helen of Troy, Ltd................................  36,005   3,217,767
#*  hhgregg, Inc......................................  27,171      49,451
#*  Hibbett Sports, Inc...............................  31,456   1,011,625
    Hilton Worldwide Holdings, Inc.................... 190,768   3,397,578
    Home Depot, Inc. (The)............................ 732,139  92,073,801
#   Hooker Furniture Corp.............................  11,507     330,366
*   Horizon Global Corp...............................  18,849     180,008
#*  Houghton Mifflin Harcourt Co...................... 154,515   2,756,548
    HSN, Inc..........................................  67,098   3,157,632
*   Hyatt Hotels Corp. Class A........................  11,509     445,168
#*  Iconix Brand Group, Inc...........................  60,513     401,806
#*  Installed Building Products, Inc..................  18,940     394,520
#   International Game Technology P.L.C...............  38,898     562,854
    International Speedway Corp. Class A..............  34,218   1,168,203
    Interpublic Group of Cos., Inc. (The)............. 308,884   6,931,357

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Interval Leisure Group, Inc.......................  69,695 $   821,007
*   Intrawest Resorts Holdings, Inc...................   4,254      35,776
#*  iRobot Corp.......................................  22,770     772,586
#*  Isle of Capri Casinos, Inc........................  25,942     328,426
#*  ITT Educational Services, Inc.....................   8,984      24,347
*   J Alexander's Holdings, Inc.......................  11,747     110,774
    Jack in the Box, Inc..............................  49,377   3,833,630
#*  JAKKS Pacific, Inc................................  12,915      96,217
#*  Jamba, Inc........................................  17,844     230,901
*   Jarden Corp.......................................  74,175   3,934,984
#*  JC Penney Co., Inc................................ 378,373   2,746,988
    John Wiley & Sons, Inc. Class A...................  77,109   3,223,156
    John Wiley & Sons, Inc. Class B...................   4,638     195,770
    Johnson Controls, Inc............................. 320,515  11,496,873
#   Johnson Outdoors, Inc. Class A....................   8,183     175,934
    Journal Media Group, Inc..........................  19,813     238,152
*   K12, Inc..........................................  49,698     456,725
#*  Kate Spade & Co................................... 122,426   2,180,407
#   KB Home...........................................  62,897     683,061
    Kirkland's, Inc...................................  29,828     352,865
#   Kohl's Corp....................................... 268,461  13,355,935
*   Kona Grill, Inc...................................   4,321      70,259
*   Koss Corp.........................................   1,533       2,882
#*  Krispy Kreme Doughnuts, Inc.......................  56,211     824,053
    L Brands, Inc..................................... 108,943  10,474,869
*   La Quinta Holdings, Inc........................... 113,414   1,286,115
    La-Z-Boy, Inc.....................................  83,631   1,793,049
*   Lakeland Industries, Inc..........................   3,968      51,306
*   Lands' End, Inc...................................  22,424     488,395
    Las Vegas Sands Corp.............................. 210,734   9,504,103
*   Lazare Kaplan International, Inc..................   1,600       1,200
    Lear Corp......................................... 104,402  10,840,060
#*  Lee Enterprises, Inc..............................  20,446      29,647
    Leggett & Platt, Inc.............................. 146,282   6,072,166
#   Lennar Corp. Class A.............................. 140,484   5,921,401
    Lennar Corp. Class B..............................  17,482     605,751
#   Libbey, Inc.......................................  46,264     740,224
*   Liberty Broadband Corp. Class A...................  31,461   1,497,544
*   Liberty Broadband Corp. Class B...................     598      35,719
*   Liberty Broadband Corp. Class C...................  87,881   4,130,407
*   Liberty Interactive Corp., QVC Group Class A...... 412,224  10,742,557
*   Liberty Interactive Corp., QVC Group Class B......   1,148      28,912
*   Liberty Media Corp. Class A.......................  59,077   2,163,400
*   Liberty Media Corp. Class B.......................   2,392      89,855
*   Liberty Media Corp. Class C....................... 127,261   4,529,219
*   Liberty TripAdvisor Holdings, Inc. Class A........  85,648   1,912,520
*   Liberty TripAdvisor Holdings, Inc. Class B........     694      16,354
*   Liberty Ventures Series A......................... 138,106   5,431,709
    Lifetime Brands, Inc..............................  11,349     135,961
#   Lions Gate Entertainment Corp..................... 116,799   3,054,294
    Lithia Motors, Inc. Class A.......................  38,612   2,956,521
*   Live Nation Entertainment, Inc.................... 239,153   5,428,773
*   LKQ Corp.......................................... 255,197   6,992,398

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Loral Space & Communications, Inc.................  13,990 $   483,354
    Lowe's Cos., Inc.................................. 502,683  36,022,264
#*  Luby's, Inc.......................................  41,043     177,306
#*  Lululemon Athletica, Inc..........................  82,285   5,107,430
#*  Lumber Liquidators Holdings, Inc..................  22,193     286,512
*   M/I Homes, Inc....................................  45,749     819,822
    Macy's, Inc....................................... 185,411   7,492,459
*   Madison Square Garden Co. (The) Class A...........  27,507   4,238,279
    Marcus Corp. (The)................................  15,379     291,278
    Marine Products Corp..............................  20,779     162,076
#*  MarineMax, Inc....................................  33,012     558,233
#   Marriott International, Inc. Class A..............  98,090   6,010,955
#   Marriott Vacations Worldwide Corp.................  42,506   2,099,371
#   Mattel, Inc....................................... 215,877   5,956,046
#*  Mattress Firm Holding Corp........................   1,120      40,880
*   McClatchy Co. (The) Class A.......................  65,819      65,819
    McDonald's Corp................................... 526,276  65,142,443
#   MDC Holdings, Inc................................. 100,214   2,180,657
#*  Media General, Inc................................  34,446     559,403
    Meredith Corp.....................................  60,670   2,566,948
*   Meritage Homes Corp...............................  80,764   2,666,020
*   MGM Resorts International......................... 434,678   8,728,334
#*  Michael Kors Holdings, Ltd........................ 141,827   5,658,897
#*  Michaels Cos., Inc. (The)......................... 131,693   2,870,907
*   Modine Manufacturing Co...........................  72,219     463,646
*   Mohawk Industries, Inc............................  52,152   8,678,614
*   Monarch Casino & Resort, Inc......................   6,425     132,998
#   Monro Muffler Brake, Inc..........................  44,350   2,916,012
#*  Motorcar Parts of America, Inc....................  22,394     769,682
#   Movado Group, Inc.................................  19,211     493,723
*   MSG Networks, Inc. Class A........................ 101,681   1,778,401
*   Murphy USA, Inc...................................  90,948   5,261,342
    NACCO Industries, Inc. Class A....................   7,497     356,782
    Nathan's Famous, Inc..............................   4,247     228,191
    National CineMedia, Inc...........................  85,868   1,342,976
#*  Nautilus, Inc.....................................  60,278   1,174,215
#*  Netflix, Inc...................................... 104,726   9,618,036
#*  Nevada Gold & Casinos, Inc........................     700       1,526
*   New York & Co., Inc...............................  53,002     116,604
#   New York Times Co. (The) Class A.................. 225,273   2,978,109
    Newell Rubbermaid, Inc............................ 161,918   6,279,180
    News Corp. Class A................................ 212,680   2,758,460
#   News Corp. Class B................................ 103,444   1,380,977
    Nexstar Broadcasting Group, Inc. Class A..........  39,651   1,792,622
    NIKE, Inc. Class B................................ 623,486  38,662,367
*   Nobility Homes, Inc...............................   1,105      14,310
#   Nordstrom, Inc.................................... 187,274   9,195,153
*   Norwegian Cruise Line Holdings, Ltd............... 168,332   7,637,223
    Nutrisystem, Inc..................................  39,395     780,415
*   NVR, Inc..........................................   5,718   9,440,418
*   O'Reilly Automotive, Inc..........................  65,153  16,998,418
*   Office Depot, Inc................................. 719,803   3,706,985
#   Omnicom Group, Inc................................ 175,097  12,843,365

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Outerwall, Inc....................................  20,260 $   684,788
*   Overstock.com, Inc................................   9,836     116,655
    Oxford Industries, Inc............................  27,116   1,894,324
*   P&F Industries, Inc. Class A......................     504       4,239
*   Panera Bread Co. Class A..........................  54,037  10,483,178
#   Papa John's International, Inc....................  49,902   2,382,820
#*  Penn National Gaming, Inc......................... 113,225   1,599,869
    Penske Automotive Group, Inc...................... 146,516   4,596,207
*   Pep Boys-Manny, Moe & Jack (The)..................  61,089   1,129,536
*   Perfumania Holdings, Inc..........................   2,203       4,935
*   Perry Ellis International, Inc....................  13,637     259,239
#   PetMed Express, Inc...............................  14,214     256,136
#   Pier 1 Imports, Inc............................... 102,797     413,244
*   Pinnacle Entertainment, Inc.......................  63,869   1,950,559
#   Polaris Industries, Inc...........................  45,130   3,332,399
    Pool Corp.........................................  51,655   4,364,847
*   Popeyes Louisiana Kitchen, Inc....................  29,368   1,809,950
#*  Priceline Group, Inc. (The).......................  24,133  25,700,921
    PulteGroup, Inc................................... 313,769   5,258,768
    PVH Corp..........................................  66,666   4,891,951
*   QEP Co., Inc......................................     352       5,518
#*  Radio One, Inc. Class D...........................  16,485      23,738
    Ralph Lauren Corp.................................  59,222   6,662,475
*   RCI Hospitality Holdings, Inc.....................   7,842      64,853
*   Reading International, Inc. Class A...............  10,059     109,241
*   Red Lion Hotels Corp..............................  13,744      77,654
#*  Red Robin Gourmet Burgers, Inc....................  22,841   1,410,203
#   Regal Entertainment Group Class A................. 215,942   3,724,999
*   Regis Corp........................................  52,558     785,217
#   Rent-A-Center, Inc................................  88,792   1,209,347
#*  Rentrak Corp......................................   4,450     197,891
#   Restaurant Brands International, Inc..............  32,103   1,078,019
#*  Restoration Hardware Holdings, Inc................  58,951   3,632,561
    Rocky Brands, Inc.................................   7,436      80,978
#   Ross Stores, Inc.................................. 268,071  15,081,674
    Royal Caribbean Cruises, Ltd...................... 175,465  14,381,111
*   Ruby Tuesday, Inc.................................  95,228     518,993
    Ruth's Hospitality Group, Inc.....................  65,329   1,061,596
#   Saga Communications, Inc. Class A.................   1,544      64,709
    Salem Media Group, Inc............................  12,181      47,384
#*  Sally Beauty Holdings, Inc........................ 196,768   5,422,926
#   Scholastic Corp...................................  22,072     757,732
#*  Scientific Games Corp. Class A....................  30,428     180,134
#   Scripps Networks Interactive, Inc. Class A........  67,492   4,114,987
#   SeaWorld Entertainment, Inc....................... 148,808   2,836,280
*   Select Comfort Corp...............................  74,956   1,578,573
*   Sequential Brands Group, Inc......................   2,521      16,235
    Service Corp. International....................... 390,699   9,451,009
*   ServiceMaster Global Holdings, Inc................ 158,678   6,697,798
*   Shiloh Industries, Inc............................  18,572      72,988
    Shoe Carnival, Inc................................  23,587     546,983
#*  Shutterfly, Inc...................................  49,191   2,048,805
    Signet Jewelers, Ltd..............................  61,999   7,191,884

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Sinclair Broadcast Group, Inc. Class A............   131,884 $ 4,352,172
#*  Sirius XM Holdings, Inc........................... 1,627,070   6,020,159
#   Six Flags Entertainment Corp......................   110,934   5,576,652
*   Sizmek, Inc.......................................    27,927      95,231
*   Skechers U.S.A., Inc. Class A.....................   165,206   4,657,157
*   Skullcandy, Inc...................................    39,245     124,799
*   Skyline Corp......................................     4,311      19,400
*   Smith & Wesson Holding Corp.......................    75,833   1,634,959
#   Sonic Automotive, Inc. Class A....................    73,362   1,255,957
    Sonic Corp........................................    56,022   1,645,926
#   Sotheby's.........................................    89,010   2,090,845
*   Spanish Broadcasting System, Inc. Class A.........     1,868       7,827
    Spartan Motors, Inc...............................    27,734      80,429
#   Speedway Motorsports, Inc.........................    36,358     686,075
*   Sportsman's Warehouse Holdings, Inc...............     6,196      81,230
#   Stage Stores, Inc.................................    52,560     436,248
    Standard Motor Products, Inc......................    35,577   1,327,378
*   Stanley Furniture Co., Inc........................     8,749      20,998
    Staples, Inc......................................   399,452   3,563,112
#   Starbucks Corp....................................   829,291  50,396,014
    Starwood Hotels & Resorts Worldwide, Inc..........   120,602   7,506,268
*   Starz Class A.....................................   107,183   3,047,213
*   Starz Class B.....................................     2,392      68,005
#   Stein Mart, Inc...................................   100,423     739,113
*   Steven Madden, Ltd................................    96,202   3,106,363
#*  Stoneridge, Inc...................................    44,696     505,512
#   Strattec Security Corp............................     2,661     127,648
#*  Strayer Education, Inc............................    21,397   1,142,386
    Sturm Ruger & Co., Inc............................    29,220   1,719,597
    Superior Industries International, Inc............    24,359     448,449
#   Superior Uniform Group, Inc.......................    13,906     247,944
*   Sypris Solutions, Inc.............................    12,624      12,247
*   Systemax, Inc.....................................    27,440     233,240
    Tailored Brands, Inc..............................    63,239     867,007
*   Tandy Leather Factory, Inc........................    14,264     103,699
#   Target Corp.......................................   308,978  22,376,187
#*  Taylor Morrison Home Corp. Class A................    68,312     823,160
    TEGNA, Inc........................................   288,444   6,925,540
*   Tempur Sealy International, Inc...................    71,395   4,307,974
*   Tenneco, Inc......................................   119,832   4,578,781
#*  Tesla Motors, Inc.................................    17,400   3,326,880
#   Texas Roadhouse, Inc..............................    99,159   3,652,026
    Thor Industries, Inc..............................    80,077   4,198,437
#   Tiffany & Co......................................   113,698   7,258,480
#*  Tilly's, Inc. Class A.............................     8,715      56,560
    Time Warner Cable, Inc............................    99,620  18,131,836
    Time Warner, Inc..................................   463,786  32,669,086
#   Time, Inc.........................................    62,354     935,310
    TJX Cos., Inc. (The)..............................   367,796  26,201,787
*   Toll Brothers, Inc................................   112,545   3,108,493
*   TopBuild Corp.....................................    28,138     753,536
    Tower International, Inc..........................    28,502     656,116
#*  Town Sports International Holdings, Inc...........    17,552      21,413

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#   Tractor Supply Co.................................   105,310 $    9,299,926
*   Trans World Entertainment Corp....................       200            656
*   TRI Pointe Group, Inc.............................    70,763        745,842
*   TripAdvisor, Inc..................................    81,793      5,460,501
#*  Tuesday Morning Corp..............................    27,700        154,289
#*  Tumi Holdings, Inc................................   104,219      1,801,947
#   Tupperware Brands Corp............................    59,008      2,739,741
    Twenty-First Century Fox, Inc. Class A............   519,200     14,002,824
    Twenty-First Century Fox, Inc. Class B............   169,346      4,589,277
#*  Ulta Salon Cosmetics & Fragrance, Inc.............    40,162      7,276,150
#*  Under Armour, Inc. Class A........................    89,674      7,660,850
*   Unifi, Inc........................................    15,429        368,290
#*  Universal Electronics, Inc........................    21,364      1,071,405
    Universal Technical Institute, Inc................    16,908         64,758
#*  Urban Outfitters, Inc.............................   191,064      4,371,544
*   US Auto Parts Network, Inc........................    19,452         53,493
    Vail Resorts, Inc.................................    55,980      6,997,500
    VF Corp...........................................   123,516      7,732,102
    Viacom, Inc. Class A..............................     7,238        351,333
    Viacom, Inc. Class B..............................   183,288      8,365,264
*   Vista Outdoor, Inc................................    73,558      3,546,231
    Visteon Corp......................................    71,733      4,797,503
#*  Vitamin Shoppe, Inc...............................    42,846      1,303,804
*   VOXX International Corp...........................    38,950        167,095
#   Walt Disney Co. (The).............................   617,374     59,156,777
*   Wayfair, Inc. Class A.............................     2,750        124,300
*   WCI Communities, Inc..............................       961         20,123
#*  Weight Watchers International, Inc................    38,632        490,240
#   Wendy's Co. (The).................................   480,753      4,918,103
#*  West Marine, Inc..................................    18,950        156,717
#   Weyco Group, Inc..................................     6,018        161,282
    Whirlpool Corp....................................    75,706     10,174,129
#*  William Lyon Homes Class A........................    12,243        132,959
    Williams-Sonoma, Inc..............................    84,515      4,366,045
#   Winmark Corp......................................     3,093        291,855
#   Winnebago Industries, Inc.........................    54,374        957,526
    Wolverine World Wide, Inc.........................   141,552      2,393,644
#   Wyndham Worldwide Corp............................   100,994      6,554,511
#   Wynn Resorts, Ltd.................................    31,740      2,137,372
    Yum! Brands, Inc..................................   228,451     16,532,999
#*  Zagg, Inc.........................................    63,757        587,840
#*  Zumiez, Inc.......................................    39,272        711,216
                                                                 --------------
Total Consumer Discretionary..........................            1,991,748,991
                                                                 --------------
Consumer Staples -- (8.2%)
#   Alico, Inc........................................     8,044        244,296
*   Alliance One International, Inc...................     8,251         80,365
    Altria Group, Inc................................. 1,081,621     66,097,859
    Andersons, Inc. (The).............................    40,567      1,189,019
    Archer-Daniels-Midland Co.........................   285,837     10,104,338
#   Avon Products, Inc................................   150,757        511,066
#   B&G Foods, Inc....................................    95,468      3,476,945
*   Boston Beer Co., Inc. (The) Class A...............    16,052      2,877,321

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Staples -- (Continued)
*   Bridgford Foods Corp..............................     2,501 $    21,784
#   Brown-Forman Corp. Class A........................    19,698   2,093,700
#   Brown-Forman Corp. Class B........................    66,988   6,554,106
    Bunge, Ltd........................................   123,706   7,671,009
#   Cal-Maine Foods, Inc..............................    67,898   3,426,812
#   Calavo Growers, Inc...............................    19,924   1,031,067
#   Campbell Soup Co..................................   224,122  12,642,722
    Casey's General Stores, Inc.......................    74,018   8,936,933
*   CCA Industries, Inc...............................     3,400      11,526
*   Central Garden & Pet Co...........................    11,250     151,762
*   Central Garden & Pet Co. Class A..................    53,235     735,708
#*  Chefs' Warehouse, Inc. (The)......................    13,607     178,932
    Church & Dwight Co., Inc..........................    79,918   6,713,112
#   Clorox Co. (The)..................................    99,241  12,807,051
#   Coca-Cola Bottling Co. Consolidated...............    13,784   2,424,606
    Coca-Cola Co. (The)............................... 1,974,668  84,752,751
    Coca-Cola Enterprises, Inc........................   225,830  10,483,029
*   Coffee Holding Co., Inc...........................       300       1,011
#   Colgate-Palmolive Co..............................   470,121  31,747,271
    ConAgra Foods, Inc................................   121,978   5,079,164
    Constellation Brands, Inc. Class A................    75,762  11,552,190
    Constellation Brands, Inc. Class B................     3,160     476,560
    Costco Wholesale Corp.............................   207,938  31,423,591
#   Coty, Inc. Class A................................    71,836   1,767,884
#*  Craft Brew Alliance, Inc..........................    13,966     119,689
*   Crimson Wine Group, Ltd...........................    15,327     125,375
    CVS Health Corp...................................   605,264  58,462,450
#*  Cyanotech Corp....................................       800       4,008
*   Darling Ingredients, Inc..........................   193,157   1,736,481
#   Dean Foods Co.....................................   131,818   2,633,724
#*  Diamond Foods, Inc................................    33,980   1,247,066
    Dr Pepper Snapple Group, Inc......................   120,124  11,272,436
    Edgewell Personal Care Co.........................    75,205   5,565,922
    Energizer Holdings, Inc...........................    33,585   1,076,063
#   Estee Lauder Cos., Inc. (The) Class A.............   122,199  10,417,465
#*  Farmer Brothers Co................................    23,314     649,761
#   Flowers Foods, Inc................................   263,196   5,406,046
#   Fresh Del Monte Produce, Inc......................    86,673   3,537,125
#*  Fresh Market, Inc. (The)..........................    23,061     441,849
    General Mills, Inc................................   303,079  17,126,994
    Golden Enterprises, Inc...........................     3,860      18,103
#*  Hain Celestial Group, Inc. (The)..................   116,331   4,232,122
#*  Herbalife, Ltd....................................   136,906   6,326,426
    Hershey Co. (The).................................    76,434   6,734,600
    Hormel Foods Corp.................................   132,575  10,660,356
#*  HRG Group, Inc....................................   122,719   1,489,809
#   Ingles Markets, Inc. Class A......................    23,244     891,640
    Ingredion, Inc....................................   106,021  10,678,435
    Inter Parfums, Inc................................    34,445     924,848
#*  Inventure Foods, Inc..............................     4,338      24,380
    J&J Snack Foods Corp..............................    26,642   2,876,803
    JM Smucker Co. (The)..............................    84,809  10,882,691
    John B. Sanfilippo & Son, Inc.....................     8,763     525,692

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Staples -- (Continued)
    Kellogg Co........................................   130,066 $ 9,552,047
#   Keurig Green Mountain, Inc........................    47,520   4,241,160
    Kimberly-Clark Corp...............................   200,290  25,721,242
    Kraft Heinz Co. (The).............................   274,728  21,445,268
    Kroger Co. (The)..................................   501,316  19,456,074
    Lancaster Colony Corp.............................    37,204   3,782,903
#*  Landec Corp.......................................    47,627     572,953
*   Lifeway Foods, Inc................................     3,699      47,421
#   Limoneira Co......................................       244       3,070
*   Mannatech, Inc....................................     1,435      25,256
#   McCormick & Co., Inc. Non-voting..................    72,723   6,397,442
    McCormick & Co., Inc. Voting......................     4,298     376,634
    Mead Johnson Nutrition Co.........................   130,651   9,470,891
    Medifast, Inc.....................................    24,745     718,347
#   MGP Ingredients, Inc..............................    26,883     601,642
    Molson Coors Brewing Co. Class A..................     1,162     106,968
    Molson Coors Brewing Co. Class B..................    94,559   8,555,698
#   Mondelez International, Inc. Class A..............   811,847  34,990,606
*   Monster Beverage Corp.............................    88,569  11,959,472
#*  National Beverage Corp............................    37,828   1,563,809
*   Natural Alternatives International, Inc...........     2,740      21,783
#*  Natural Grocers by Vitamin Cottage, Inc...........     5,731     103,215
#   Natural Health Trends Corp........................    13,193     263,200
    Nature's Sunshine Products, Inc...................       200       1,716
#   Nu Skin Enterprises, Inc. Class A.................    90,653   2,869,167
*   Nutraceutical International Corp..................     9,876     234,061
    Oil-Dri Corp. of America..........................     4,211     157,912
*   Omega Protein Corp................................    32,498     734,130
#   Orchids Paper Products Co.........................     6,335     186,882
    PepsiCo, Inc......................................   803,748  79,812,176
#   Philip Morris International, Inc..................   610,657  54,965,237
#*  Pilgrim's Pride Corp..............................   133,781   2,967,263
    Pinnacle Foods, Inc...............................   192,767   8,267,777
*   Post Holdings, Inc................................    92,389   5,404,756
#   PriceSmart, Inc...................................    40,029   3,064,620
*   Primo Water Corp..................................     8,367      77,980
    Procter & Gamble Co. (The)........................ 1,064,717  86,976,732
*   Revlon, Inc. Class A..............................    51,808   1,540,252
    Reynolds American, Inc............................   425,906  21,274,005
*   Rite Aid Corp.....................................   755,659   5,886,584
    Rocky Mountain Chocolate Factory, Inc.............     3,966      41,484
#   Sanderson Farms, Inc..............................    41,613   3,379,808
#*  Seaboard Corp.....................................       550   1,582,350
*   Seneca Foods Corp. Class A........................     7,423     205,097
*   Seneca Foods Corp. Class B........................     1,493      47,821
#   Snyder's-Lance, Inc...............................    92,075   2,906,808
    SpartanNash Co....................................    50,684   1,040,036
    Spectrum Brands Holdings, Inc.....................    75,415   7,167,442
#*  Sprouts Farmers Market, Inc.......................   175,733   4,006,712
*   SUPERVALU, Inc....................................   382,744   1,741,485
    Sysco Corp........................................   264,508  10,530,063
#   Tootsie Roll Industries, Inc......................    26,586     872,552
*   TreeHouse Foods, Inc..............................    64,164   5,092,055

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A......................... 252,466 $   13,471,586
#*  United Natural Foods, Inc.........................  53,718      1,881,204
    United-Guardian, Inc..............................   1,741         34,768
    Universal Corp....................................  21,805      1,193,388
#*  USANA Health Sciences, Inc........................   9,599      1,218,113
#   Vector Group, Ltd................................. 120,138      2,801,618
#   Village Super Market, Inc. Class A................   5,304        139,283
    Wal-Mart Stores, Inc.............................. 895,801     59,445,354
    Walgreens Boots Alliance, Inc..................... 351,899     28,053,388
#   WD-40 Co..........................................  16,411      1,695,256
#   Weis Markets, Inc.................................  24,373        990,031
#*  WhiteWave Foods Co. (The)......................... 144,105      5,439,964
#   Whole Foods Market, Inc........................... 175,222      5,135,757
                                                               --------------
Total Consumer Staples................................          1,097,865,623
                                                               --------------
Energy -- (5.9%)
#*  Abraxas Petroleum Corp............................  10,147         11,568
    Adams Resources & Energy, Inc.....................   3,234        108,889
#   Alon USA Energy, Inc.............................. 128,095      1,611,435
    Anadarko Petroleum Corp........................... 223,420      8,733,488
#*  Antero Resources Corp.............................  63,426      1,723,284
    Apache Corp....................................... 182,701      7,772,101
*   Approach Resources, Inc...........................  32,109         41,421
    Archrock, Inc.....................................  77,446        464,676
#   Atwood Oceanics, Inc..............................  79,592        487,899
    Baker Hughes, Inc................................. 159,045      6,920,048
*   Barnwell Industries, Inc..........................   4,663          7,507
#*  Basic Energy Services, Inc........................  64,966        149,422
#*  Bill Barrett Corp.................................  51,882        191,963
#*  Bonanza Creek Energy, Inc.........................  71,751        204,490
#   Bristow Group, Inc................................  33,119        770,348
#*  C&J Energy Services, Ltd..........................  64,696        159,152
    Cabot Oil & Gas Corp.............................. 212,352      4,406,304
#   California Resources Corp......................... 259,412        370,959
*   Callon Petroleum Co............................... 135,022        924,901
*   Cameron International Corp........................ 206,240     13,541,718
#   CARBO Ceramics, Inc...............................  21,127        349,652
*   Carrizo Oil & Gas, Inc............................  87,274      2,367,744
    Cheniere Energy Partners L.P. Holdings LLC........     598          8,928
#*  Cheniere Energy, Inc.............................. 138,006      4,147,080
#   Chesapeake Energy Corp............................ 406,832      1,379,160
#   Chevron Corp...................................... 853,176     73,774,129
    Cimarex Energy Co.................................  57,366      5,335,038
#*  Clayton Williams Energy, Inc......................  20,130        345,833
#*  Clean Energy Fuels Corp...........................  54,100        144,988
#*  Cloud Peak Energy, Inc............................  70,350        105,525
*   Cobalt International Energy, Inc.................. 459,220      1,740,444
    Columbia Pipeline Group, Inc...................... 157,357      2,918,972
#*  Comstock Resources, Inc...........................  44,876         78,533
*   Concho Resources, Inc.............................  73,655      7,006,800
#   ConocoPhillips.................................... 560,733     21,913,446
#   CONSOL Energy, Inc................................ 119,326        947,448
#*  Contango Oil & Gas Co.............................  18,297        117,284

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  Continental Resources, Inc........................   197,916 $  4,178,007
#   Core Laboratories NV..............................    60,866    5,989,214
#   CVR Energy, Inc...................................    73,404    2,570,608
#*  Dawson Geophysical Co.............................    19,709       62,675
    Delek US Holdings, Inc............................    98,807    1,681,695
#   Denbury Resources, Inc............................   341,290      532,412
    Devon Energy Corp.................................   165,551    4,618,873
    DHT Holdings, Inc.................................    82,170      474,943
#   Diamond Offshore Drilling, Inc....................   150,629    2,800,193
#*  Diamondback Energy, Inc...........................    84,558    6,388,357
#*  Dril-Quip, Inc....................................    51,258    3,005,769
    Energen Corp......................................   102,006    3,597,752
#   Energy XXI, Ltd...................................    98,756       85,631
*   ENGlobal Corp.....................................    13,200       11,971
#   EnLink Midstream LLC..............................    66,666      843,325
#   Ensco P.L.C. Class A..............................     5,036       49,252
#   EOG Resources, Inc................................   340,828   24,205,605
#*  EP Energy Corp. Class A...........................    38,800      145,112
    EQT Corp..........................................    79,648    4,917,468
*   Era Group, Inc....................................    29,026      266,459
    Evolution Petroleum Corp..........................     8,344       38,883
*   Exterran Corp.....................................    38,723      639,704
    Exxon Mobil Corp.................................. 2,361,075  183,809,689
*   FieldPoint Petroleum Corp.........................     4,233        1,863
*   FMC Technologies, Inc.............................   298,759    7,513,789
*   Forum Energy Technologies, Inc....................    44,096      494,316
#   GasLog, Ltd.......................................    51,776      386,767
#*  Gastar Exploration, Inc...........................    96,278      114,571
#*  Geospace Technologies Corp........................    13,031      140,865
    Green Plains, Inc.................................    47,083      892,223
#   Gulf Island Fabrication, Inc......................    15,135      131,977
#*  Gulfmark Offshore, Inc. Class A...................    29,608      112,214
*   Gulfport Energy Corp..............................   140,251    4,144,417
    Halliburton Co....................................   438,459   13,938,612
#*  Helix Energy Solutions Group, Inc.................   135,544      546,242
#   Helmerich & Payne, Inc............................   131,220    6,665,976
    Hess Corp.........................................   166,497    7,076,122
*   HKN, Inc..........................................       239        5,377
    HollyFrontier Corp................................   167,646    5,862,581
#*  Hornbeck Offshore Services, Inc...................    38,647      314,200
*   ION Geophysical Corp..............................   152,746       68,720
*   Jones Energy, Inc. Class A........................     5,650       11,921
*   Key Energy Services, Inc..........................   219,468       70,383
    Kinder Morgan, Inc................................   765,028   12,584,711
#*  Kosmos Energy, Ltd................................   336,565    1,538,102
#*  Laredo Petroleum, Inc.............................   159,460    1,237,410
#   LinnCo LLC........................................   108,620      107,556
#   Marathon Oil Corp.................................   375,968    3,658,169
    Marathon Petroleum Corp...........................   428,470   17,905,761
#*  Matador Resources Co..............................   113,332    1,816,712
*   Matrix Service Co.................................    40,413      766,230
*   McDermott International, Inc......................   205,264      566,529
#*  Memorial Resource Development Corp................   312,912    4,978,430

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
*   Mexco Energy Corp.................................     684 $     1,536
#*  Mitcham Industries, Inc...........................  11,460      31,286
#   Murphy Oil Corp................................... 139,725   2,740,007
#   Nabors Industries, Ltd............................ 438,340   3,226,182
#   National Oilwell Varco, Inc....................... 219,048   7,127,822
*   Natural Gas Services Group, Inc...................  14,512     274,567
*   Newfield Exploration Co........................... 190,151   5,527,690
#*  Newpark Resources, Inc............................ 105,948     515,967
#   Noble Corp. P.L.C................................. 311,788   2,428,829
    Noble Energy, Inc................................. 284,793   9,218,749
#*  Nordic American Offshore, Ltd.....................     255       1,033
#   Nordic American Tankers, Ltd......................  29,510     375,072
#*  Northern Oil and Gas, Inc.........................  74,420     245,586
#*  Oasis Petroleum, Inc.............................. 136,548     730,532
    Occidental Petroleum Corp......................... 352,104  24,235,318
#   Oceaneering International, Inc.................... 136,346   4,615,312
#*  Oil States International, Inc.....................  78,683   2,221,221
#   ONEOK, Inc........................................ 160,107   3,988,265
#*  Overseas Shipholding Group, Inc. Class A..........   1,925       5,140
#*  Overseas Shipholding Group, Inc. Class B..........  19,258      57,581
#   Panhandle Oil and Gas, Inc. Class A...............  24,429     352,510
#*  Par Pacific Holdings, Inc.........................   1,808      43,247
#*  Parker Drilling Co................................ 166,097     227,553
*   Parsley Energy, Inc. Class A......................  98,868   1,904,198
    Patterson-UTI Energy, Inc......................... 250,056   3,595,805
#   PBF Energy, Inc. Class A.......................... 160,088   5,601,479
#*  PDC Energy, Inc...................................  72,408   4,117,843
#   Peabody Energy Corp...............................  15,771      70,181
*   PetroQuest Energy, Inc............................ 100,726      47,341
*   PHI, Inc. Non-voting..............................  10,655     193,175
*   PHI, Inc. Voting..................................   2,247      39,749
    Phillips 66....................................... 256,209  20,535,151
#*  Pioneer Energy Services Corp......................  54,296      74,386
    Pioneer Natural Resources Co......................  57,713   7,153,526
    QEP Resources, Inc................................ 224,471   2,877,718
#   Range Resources Corp.............................. 163,074   4,820,467
#*  Renewable Energy Group, Inc.......................  56,938     394,580
#*  REX American Resources Corp.......................   7,500     400,725
#*  Rex Energy Corp...................................  63,446      47,153
*   Rice Energy, Inc..................................  38,046     443,997
#*  RigNet, Inc.......................................  11,399     166,311
    Rowan Cos. P.L.C. Class A......................... 164,743   2,083,999
#   RPC, Inc.......................................... 258,054   3,217,933
*   RSP Permian, Inc..................................  20,994     494,409
#   Schlumberger, Ltd................................. 632,451  45,707,234
    Scorpio Tankers, Inc.............................. 301,460   1,838,906
#*  SEACOR Holdings, Inc..............................  26,496   1,219,081
    SemGroup Corp. Class A............................  55,862   1,236,785
#   Ship Finance International, Ltd...................  85,877   1,149,893
#   SM Energy Co...................................... 112,856   1,577,727
#*  Southwestern Energy Co............................ 244,097   2,170,022
#   Spectra Energy Corp............................... 247,419   6,791,652
*   Steel Excel, Inc..................................   6,102      87,198

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  Stone Energy Corp.................................  68,909 $    212,240
    Superior Energy Services, Inc..................... 232,096    2,392,910
#*  Synergy Resources Corp............................ 140,714      892,127
#   Targa Resources Corp..............................  81,187    1,824,272
#   Teekay Corp....................................... 100,937      691,418
    Teekay Tankers, Ltd. Class A......................  40,073      183,134
    Tesco Corp........................................  52,121      354,423
    Tesoro Corp....................................... 210,364   18,354,259
*   TETRA Technologies, Inc........................... 142,790      883,870
#   Tidewater, Inc....................................  60,688      322,253
#   Transocean, Ltd................................... 468,977    4,886,740
#*  Triangle Petroleum Corp........................... 101,041       45,852
#*  Ultra Petroleum Corp.............................. 141,456      319,691
#*  Unit Corp.........................................  57,869      603,574
#   US Silica Holdings, Inc...........................  49,746      927,763
#*  Vaalco Energy, Inc................................  93,901      132,400
    Valero Energy Corp................................ 334,899   22,729,595
#*  W&T Offshore, Inc.................................  91,888      179,182
*   Weatherford International P.L.C................... 468,370    3,156,814
    Western Refining, Inc............................. 199,445    6,561,740
#*  Westmoreland Coal Co..............................  17,932      100,061
*   Whiting Petroleum Corp............................ 123,630      908,680
#*  Willbros Group, Inc...............................  54,889      106,485
    Williams Cos., Inc. (The)......................... 265,484    5,123,841
    World Fuel Services Corp..........................  79,685    3,103,731
#*  WPX Energy, Inc................................... 276,911    1,500,858
                                                               ------------
Total Energy..........................................          780,596,462
                                                               ------------
Financials -- (13.6%)
*   1st Constitution Bancorp..........................   1,513       18,368
    1st Source Corp...................................  34,015    1,027,933
    A-Mark Precious Metals, Inc.......................      96        1,625
    Access National Corp..............................   4,884       91,868
*   Affiliated Managers Group, Inc....................  39,410    5,288,428
    Aflac, Inc........................................ 209,288   12,130,332
    Alexander & Baldwin, Inc..........................  86,020    2,606,406
*   Alleghany Corp....................................   9,237    4,414,547
    Allied World Assurance Co. Holdings AG............ 114,616    4,193,799
    Allstate Corp. (The).............................. 178,645   10,825,887
*   Ally Financial, Inc............................... 514,835    8,160,135
*   Altisource Asset Management Corp..................     909       14,044
#*  Altisource Portfolio Solutions SA.................  18,312      529,217
*   Ambac Financial Group, Inc........................  20,309      285,138
#   American Equity Investment Life Holding Co........ 159,293    2,897,540
    American Express Co............................... 491,784   26,310,444
    American Financial Group, Inc..................... 100,431    7,128,592
*   American Independence Corp........................     371        7,453
    American International Group, Inc................. 571,771   32,293,626
    American National Bankshares, Inc.................   3,768       94,200
    American National Insurance Co....................  24,914    2,421,143
*   American River Bankshares.........................   2,192       22,490
    Ameriprise Financial, Inc......................... 115,729   10,490,834
    Ameris Bancorp....................................  53,293    1,541,766

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    AMERISAFE, Inc....................................    32,322 $ 1,648,745
    AmeriServ Financial, Inc..........................     8,436      26,320
#   AmTrust Financial Services, Inc...................   135,554   7,752,333
    Aon P.L.C.........................................   120,371  10,572,185
*   Arch Capital Group, Ltd...........................    73,426   4,959,926
    Argo Group International Holdings, Ltd............    28,737   1,633,124
#   Arrow Financial Corp..............................    13,979     384,702
#   Arthur J Gallagher & Co...........................   135,859   5,113,733
#   Artisan Partners Asset Management, Inc. Class A...    43,048   1,347,402
    Aspen Insurance Holdings, Ltd.....................    95,977   4,463,890
#   Associated Banc-Corp..............................   186,497   3,273,022
*   Associated Capital Group, Inc. Class A............     8,866     240,091
    Assurant, Inc.....................................    85,630   6,962,575
    Assured Guaranty, Ltd.............................   242,478   5,766,127
*   Asta Funding, Inc.................................    10,330      77,372
    Astoria Financial Corp............................   179,517   2,716,092
    Atlantic American Corp............................     2,737      11,933
*   Atlantic Coast Financial Corp.....................       945       5,245
*   Atlanticus Holdings Corp..........................    14,132      42,820
    Auburn National Bancorporation, Inc...............       335       9,105
#*  AV Homes, Inc.....................................     8,825      90,191
    Axis Capital Holdings, Ltd........................   107,881   5,815,865
    Baldwin & Lyons, Inc. Class A.....................       638      15,216
#   Baldwin & Lyons, Inc. Class B.....................     8,934     220,938
#   Banc of California, Inc...........................     9,411     142,106
    BancFirst Corp....................................    17,522     980,181
#*  Bancorp, Inc. (The)...............................    60,030     270,135
    BancorpSouth, Inc.................................   172,058   3,592,571
#   Bank Mutual Corp..................................    49,386     389,162
    Bank of America Corp.............................. 4,690,953  66,330,075
    Bank of Commerce Holdings.........................     6,357      37,443
#   Bank of Hawaii Corp...............................    63,346   3,796,326
    Bank of New York Mellon Corp. (The)...............   509,001  18,436,016
    Bank of the Ozarks, Inc...........................   101,959   4,520,862
#   BankFinancial Corp................................    16,549     203,056
    BankUnited, Inc...................................   125,524   4,230,159
    Banner Corp.......................................    47,437   1,968,635
    Bar Harbor Bankshares.............................     3,463     120,166
    BB&T Corp.........................................   344,151  11,239,972
    BBCN Bancorp, Inc.................................   164,910   2,506,632
*   BBX Capital Corp. Class A.........................       277       3,715
    BCB Bancorp, Inc..................................     4,090      42,822
*   Bear State Financial, Inc.........................     2,492      22,054
*   Beneficial Bancorp, Inc...........................   108,084   1,399,688
    Berkshire Bancorp, Inc............................     1,000       7,750
*   Berkshire Hathaway, Inc. Class B..................   731,514  94,928,572
    Berkshire Hills Bancorp, Inc......................    49,742   1,381,833
    BGC Partners, Inc. Class A........................   284,240   2,600,796
    BlackRock, Inc....................................    44,261  13,909,462
    BNC Bancorp.......................................     5,300     123,066
#*  BofI Holding, Inc.................................    95,900   1,645,644
#   BOK Financial Corp................................    66,941   3,347,719
#   Boston Private Financial Holdings, Inc............   171,140   1,771,299

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Bridge Bancorp, Inc...............................     2,589 $    75,366
    Brookline Bancorp, Inc............................   144,072   1,607,844
    Brown & Brown, Inc................................   199,598   6,037,839
*   Brunswick Bancorp.................................        40         228
#   Bryn Mawr Bank Corp...............................    21,070     552,666
    C&F Financial Corp................................       721      27,578
    Calamos Asset Management, Inc. Class A............    19,363     185,691
    California First National Bancorp.................     2,970      40,570
    Camden National Corp..............................     8,300     348,351
    Cape Bancorp, Inc.................................     5,201      68,913
    Capital Bank Financial Corp. Class A..............    14,050     427,822
#   Capital City Bank Group, Inc......................    11,641     164,720
    Capital One Financial Corp........................   247,618  16,248,693
*   Capital Properties, Inc. Class A..................       600       6,300
    Capitol Federal Financial, Inc....................   258,460   3,171,304
    Cardinal Financial Corp...........................    58,459   1,114,813
*   Carolina Bank Holdings, Inc.......................       900      15,075
*   Cascade Bancorp...................................    19,485     105,219
#   Cash America International, Inc...................    51,879   1,553,257
    Cathay General Bancorp............................   142,743   3,996,804
    CBOE Holdings, Inc................................    95,355   6,352,550
*   CBRE Group, Inc. Class A..........................   242,543   6,783,928
    CenterState Banks, Inc............................    65,605     930,935
    Central Pacific Financial Corp....................    24,892     521,487
    Century Bancorp, Inc. Class A.....................     1,596      64,638
    Charles Schwab Corp. (The)........................   316,470   8,079,479
    Charter Financial Corp............................     1,777      23,883
    Chemical Financial Corp...........................    47,468   1,512,330
    Chicopee Bancorp, Inc.............................     3,096      55,728
    Chubb, Ltd........................................   206,393  23,336,857
#   Cincinnati Financial Corp.........................    95,378   5,496,634
    CIT Group, Inc....................................   121,786   3,574,419
    Citigroup, Inc.................................... 1,344,347  57,242,295
    Citizens Community Bancorp, Inc...................     1,650      15,081
    Citizens Financial Group, Inc.....................   170,970   3,633,112
    Citizens Holding Co...............................       772      17,841
#*  Citizens, Inc.....................................    39,312     254,742
#   City Holding Co...................................    20,810     925,213
#   Civista Bancshares, Inc...........................     1,000      11,280
    CKX Lands, Inc....................................       743       7,170
    Clifton Bancorp, Inc..............................    30,516     440,346
    CME Group, Inc....................................   144,933  13,022,230
#   CNA Financial Corp................................    98,373   3,268,935
    CNB Financial Corp................................     8,185     148,885
#   CNO Financial Group, Inc..........................   184,317   3,207,116
    CoBiz Financial, Inc..............................    57,951     636,881
    Codorus Valley Bancorp, Inc.......................     1,849      37,775
    Cohen & Steers, Inc...............................    16,178     488,899
*   Colony Bankcorp, Inc..............................     1,337      12,447
    Columbia Banking System, Inc......................   110,351   3,269,700
    Comerica, Inc.....................................   104,426   3,581,812
#   Commerce Bancshares, Inc..........................   138,028   5,677,092
    Commercial National Financial Corp................       847      17,787

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Community Bank System, Inc........................  68,254 $ 2,569,081
*   Community Bankers Trust Corp......................   5,562      28,032
#   Community Trust Bancorp, Inc......................  21,707     756,272
    Community West Bancshares.........................   1,844      12,958
#   ConnectOne Bancorp, Inc...........................  15,567     258,879
#   Consolidated-Tomoka Land Co.......................   6,784     315,117
*   Consumer Portfolio Services, Inc..................  56,340     250,150
#*  Cowen Group, Inc. Class A......................... 121,371     347,121
#   Crawford & Co. Class A............................  19,714      86,939
#   Crawford & Co. Class B............................  19,531      88,866
#*  Credit Acceptance Corp............................  31,452   5,628,650
#   Cullen/Frost Bankers, Inc.........................  70,080   3,354,029
*   Customers Bancorp, Inc............................  34,001     853,425
#   CVB Financial Corp................................ 190,413   2,915,223
    Diamond Hill Investment Group, Inc................   2,633     445,109
    Dime Community Bancshares, Inc....................  77,142   1,326,071
    Discover Financial Services....................... 281,089  12,871,065
    Donegal Group, Inc. Class A.......................  22,595     318,815
    Donegal Group, Inc. Class B.......................   2,147      33,171
*   E*TRADE Financial Corp............................ 164,672   3,879,672
    Eagle Bancorp Montana, Inc........................     566       6,718
#*  Eagle Bancorp, Inc................................  28,907   1,365,567
    East West Bancorp, Inc............................ 165,998   5,381,655
    Eastern Virginia Bankshares, Inc..................     851       5,727
#   Eaton Vance Corp.................................. 241,613   6,924,629
#*  eHealth, Inc......................................  12,743     133,674
    EMC Insurance Group, Inc..........................  19,746     459,292
    Employers Holdings, Inc...........................  59,107   1,472,355
#*  Encore Capital Group, Inc.........................  50,085   1,147,948
    Endurance Specialty Holdings, Ltd................. 100,949   6,251,772
#*  Enova International, Inc..........................  52,556     292,737
#*  Enstar Group, Ltd.................................  16,942   2,703,096
#   Enterprise Bancorp, Inc...........................   3,680      87,179
    Enterprise Financial Services Corp................  21,020     596,758
    Erie Indemnity Co. Class A........................  56,811   5,460,105
    ESSA Bancorp, Inc.................................   9,594     129,615
    Evans Bancorp, Inc................................   1,219      30,414
#   EverBank Financial Corp...........................  88,244   1,241,593
    Evercore Partners, Inc. Class A...................  71,574   3,232,998
#   Everest Re Group, Ltd.............................  47,567   8,511,639
*   Ezcorp, Inc. Class A..............................  76,355     232,119
#   FactSet Research Systems, Inc.....................  39,827   6,001,929
#*  Farmers Capital Bank Corp.........................   2,267      61,186
    FBL Financial Group, Inc. Class A.................  22,739   1,388,443
*   FCB Financial Holdings, Inc. Class A..............   7,802     262,303
    Federal Agricultural Mortgage Corp. Class A.......     773      20,678
#   Federal Agricultural Mortgage Corp. Class C.......  12,979     423,245
    Federated Investors, Inc. Class B................. 163,520   4,135,421
    Federated National Holding Co.....................  28,913     715,308
    Fidelity Southern Corp............................  22,100     349,180
    Fifth Third Bancorp............................... 520,758   8,227,976
#   Financial Engines, Inc............................  11,871     320,161

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
            Financial Institutions, Inc.....................  15,482 $  424,981
*           First Acceptance Corp...........................   9,100     18,655
#           First American Financial Corp................... 157,692  5,419,874
*           First BanCorp(318672706)........................  79,473    206,630
            First Bancorp(318910106)........................  13,598    254,962
            First Bancorp of Indiana, Inc...................      96      1,668
            First Bancorp, Inc..............................   5,920    113,131
*           First Bancshares, Inc...........................     200      1,730
            First Bancshares, Inc. (The)....................     237      4,065
            First Busey Corp................................  39,763    732,832
            First Business Financial Services, Inc..........   2,162     49,640
*           First Cash Financial Services, Inc..............  47,202  1,675,671
            First Citizens BancShares, Inc. Class A.........   9,457  2,326,989
#           First Commonwealth Financial Corp............... 168,122  1,467,705
#           First Community Bancshares, Inc.................  16,591    307,763
            First Defiance Financial Corp...................   8,344    324,832
            First Federal of Northern Michigan Bancorp, Inc.     200      1,240
            First Financial Bancorp......................... 108,039  1,728,624
#           First Financial Bankshares, Inc.................  42,062  1,098,659
            First Financial Corp............................  10,547    348,578
            First Financial Northwest, Inc..................  14,137    191,274
#           First Horizon National Corp..................... 294,472  3,748,629
            First Interstate BancSystem, Inc. Class A.......  42,181  1,136,778
*           First Marblehead Corp. (The)....................   5,889     22,260
            First Merchants Corp............................  50,376  1,151,595
            First Midwest Bancorp, Inc...................... 143,606  2,503,053
*           First NBC Bank Holding Co.......................  23,523    738,387
            First Niagara Financial Group, Inc.............. 442,419  4,331,282
(degrees)*  First Place Financial Corp......................   9,209         --
            First Republic Bank............................. 115,099  7,826,732
            First South Bancorp, Inc........................   4,572     38,176
*           First United Corp...............................   1,938     18,760
            FirstMerit Corp................................. 203,512  3,944,063
*           Flagstar Bancorp, Inc...........................  57,739  1,076,832
            Flushing Financial Corp.........................  45,969  1,011,318
#           FNB Corp........................................ 292,720  3,527,276
            FNF Group....................................... 202,420  6,554,360
#*          FNFV Group......................................  68,017    637,999
*           Forest City Realty Trust, Inc. Class A.......... 179,773  3,541,528
*           Forest City Realty Trust, Inc. Class B..........   4,615     90,592
#*          Forestar Group, Inc.............................  72,592    659,135
            Fox Chase Bancorp, Inc..........................  11,006    215,387
            Franklin Resources, Inc......................... 208,601  7,230,111
#*          FRP Holdings, Inc...............................   4,712    143,056
            Fulton Financial Corp........................... 326,869  4,200,267
#*          FXCM, Inc. Class A..............................   3,490     40,624
            Gain Capital Holdings, Inc......................  64,706    450,354
*           GAINSCO, Inc....................................     513      6,797
            GAMCO Investors, Inc. Class A...................   8,866    257,823
#*          Genworth Financial, Inc. Class A................ 536,769  1,492,218
#           German American Bancorp, Inc....................  13,679    435,266
#           Glacier Bancorp, Inc............................ 115,471  2,723,961
*           Global Indemnity P.L.C..........................  18,310    550,582

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)...................   174,561 $ 28,202,075
    Great Southern Bancorp, Inc.......................    20,029      794,550
*   Green Dot Corp. Class A...........................    81,677    1,451,400
#   Greenhill & Co., Inc..............................    40,188      955,671
#*  Greenlight Capital Re, Ltd. Class A...............    49,924      969,524
    Griffin Industrial Realty, Inc....................     2,756       66,254
    Guaranty Bancorp..................................     1,480       23,325
    Guaranty Federal Bancshares, Inc..................       909       13,726
*   Hallmark Financial Services, Inc..................    16,543      180,319
#   Hancock Holding Co................................   145,430    3,484,503
    Hanmi Financial Corp..............................    60,677    1,316,691
#   Hanover Insurance Group, Inc. (The)...............    64,237    5,234,673
    Harleysville Savings Financial Corp...............     1,916       34,967
    Hartford Financial Services Group, Inc. (The).....   325,255   13,068,746
    Hawthorn Bancshares, Inc..........................     1,328       20,292
#   HCI Group, Inc....................................    26,300      874,475
    Heartland Financial USA, Inc......................    23,117      692,354
    Heritage Commerce Corp............................    26,461      259,582
    Heritage Financial Corp...........................    29,344      531,420
    Heritage Insurance Holdings, Inc..................    24,538      486,343
    HF Financial Corp.................................     1,948       33,837
*   HFF, Inc. Class A.................................    54,800    1,565,636
*   Hilltop Holdings, Inc.............................   191,404    3,056,722
    Hingham Institution for Savings...................       458       56,339
*   HMN Financial, Inc................................       989       11,393
    Home Bancorp, Inc.................................     4,739      120,892
    Home BancShares, Inc..............................    87,083    3,370,983
*   HomeStreet, Inc...................................    19,597      401,347
*   HomeTrust Bancshares, Inc.........................       761       14,079
    HopFed Bancorp, Inc...............................     1,211       13,890
#   Horace Mann Educators Corp........................    49,848    1,531,331
    Horizon Bancorp...................................     1,946       49,954
*   Howard Hughes Corp. (The).........................    48,253    4,585,483
#   Huntington Bancshares, Inc........................   688,210    5,904,842
    Iberiabank Corp...................................    58,593    2,803,675
#   Independence Holding Co...........................     8,496      130,329
    Independent Bank Corp.(453836108).................    38,743    1,770,943
#   Independent Bank Corp.(453838609).................     3,800       57,532
    Independent Bank Group, Inc.......................     1,053       31,495
    Infinity Property & Casualty Corp.................     7,832      621,782
    Interactive Brokers Group, Inc. Class A...........   101,397    3,272,081
    Intercontinental Exchange, Inc....................    39,348   10,380,002
*   InterGroup Corp. (The)............................       200        5,202
    International Bancshares Corp.....................   107,602    2,495,290
*   INTL. FCStone, Inc................................    34,579      974,782
    Invesco, Ltd......................................   345,685   10,346,352
    Investment Technology Group, Inc..................    62,232    1,071,013
#   Investors Bancorp, Inc............................   439,302    5,135,440
    Investors Title Co................................     1,022       88,403
#   Janus Capital Group, Inc..........................   226,085    2,846,410
    Jones Lang LaSalle, Inc...........................    48,969    6,890,918
#   JPMorgan Chase & Co............................... 1,716,514  102,132,583
*   KCG Holdings, Inc. Class A........................    31,522      322,155

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Kearny Financial Corp.............................  68,264 $   825,312
    Kemper Corp.......................................  94,003   3,248,744
    Kennedy-Wilson Holdings, Inc...................... 104,319   2,115,589
    Kentucky First Federal Bancorp....................     936       8,705
    KeyCorp........................................... 484,841   5,410,826
#*  Ladenburg Thalmann Financial Services, Inc........  23,786      55,897
    Lake Shore Bancorp, Inc...........................     125       1,678
    Lake Sunapee Bank Group...........................   3,306      45,424
    Lakeland Bancorp, Inc.............................  32,002     358,742
    Lakeland Financial Corp...........................  28,112   1,231,024
    Landmark Bancorp, Inc.............................   1,318      32,871
    LegacyTexas Financial Group, Inc..................  76,042   1,485,100
    Legg Mason, Inc................................... 136,341   4,174,761
#*  LendingTree, Inc..................................   9,549     703,666
#   Leucadia National Corp............................ 220,092   3,644,724
    Lincoln National Corp............................. 146,609   5,785,191
    Loews Corp........................................ 217,251   8,040,460
#   LPL Financial Holdings, Inc....................... 186,478   5,672,661
    M&T Bank Corp.....................................  76,778   8,459,400
    Macatawa Bank Corp................................  19,394     113,649
    Mackinac Financial Corp...........................   1,000      10,500
*   Magyar Bancorp, Inc...............................     211       2,068
#   Maiden Holdings, Ltd.............................. 134,595   1,722,816
    MainSource Financial Group, Inc...................  17,212     381,762
*   Malvern Bancorp, Inc..............................     134       2,250
#   Manning & Napier, Inc.............................   7,687      63,341
*   Marcus & Millichap, Inc...........................  42,555   1,006,000
*   Markel Corp.......................................   9,135   7,677,602
#   MarketAxess Holdings, Inc.........................  36,860   4,284,238
    Marlin Business Services Corp.....................  11,172     175,065
    Marsh & McLennan Cos., Inc........................ 234,561  12,509,138
*   Maui Land & Pineapple Co., Inc....................   2,542      13,473
    MB Financial, Inc................................. 119,676   3,724,317
#*  MBIA, Inc......................................... 296,282   1,973,238
*   MBT Financial Corp................................   4,170      34,027
    McGraw Hill Financial, Inc........................ 150,768  12,818,295
    Mercantile Bank Corp..............................   7,802     174,375
    Merchants Bancshares, Inc.........................   4,638     135,012
#   Mercury General Corp..............................  67,982   3,156,404
    Meridian Bancorp, Inc.............................  59,857     840,991
    Meta Financial Group, Inc.........................   5,703     247,282
    MetLife, Inc...................................... 419,254  18,719,691
    Metro Bancorp, Inc................................  15,523     442,716
*   MGIC Investment Corp.............................. 152,142   1,007,180
    Mid Penn Bancorp, Inc.............................     497       7,728
    MidSouth Bancorp, Inc.............................   5,731      44,071
    MidWestOne Financial Group, Inc...................   3,102      87,321
#   Moelis & Co. Class A..............................   5,855     148,951
    Moody's Corp......................................  79,462   7,083,243
    Morgan Stanley.................................... 639,083  16,539,468
    Morningstar, Inc..................................  57,834   4,650,432
*   MSB Financial Corp................................     386       4,783
    MSCI, Inc......................................... 122,738   8,449,284

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    MutualFirst Financial, Inc........................   2,798 $    69,726
    Nasdaq, Inc....................................... 103,534   6,419,108
    National Bank Holdings Corp. Class A..............  31,185     614,033
    National General Holdings Corp....................   1,592      31,506
#   National Interstate Corp..........................  15,687     384,802
    National Penn Bancshares, Inc..................... 235,425   2,683,845
    National Security Group, Inc. (The)...............     312       4,692
    National Western Life Group, Inc. Class A.........   1,527     352,325
#*  Nationstar Mortgage Holdings, Inc.................  12,405     125,290
    Navient Corp...................................... 510,768   4,882,942
*   Navigators Group, Inc. (The)......................  21,114   1,849,798
    NBT Bancorp, Inc..................................  67,582   1,750,374
    Nelnet, Inc. Class A..............................  55,698   1,808,514
    New York Community Bancorp, Inc................... 288,419   4,464,726
    NewBridge Bancorp.................................  45,057     510,045
*   NewStar Financial, Inc............................  38,956     298,403
*   Nicholas Financial, Inc...........................   4,022      41,628
#*  NMI Holdings, Inc. Class A........................   6,573      34,508
    Northeast Bancorp.................................      59         596
    Northeast Community Bancorp, Inc..................   5,056      34,886
    Northern Trust Corp............................... 193,855  12,034,518
#   Northfield Bancorp, Inc...........................  85,237   1,319,469
    Northrim BanCorp, Inc.............................   3,902      90,175
#   NorthStar Asset Management Group, Inc............. 105,716   1,219,963
    Northwest Bancshares, Inc......................... 193,812   2,436,217
#   Norwood Financial Corp............................     991      27,510
#   Ocean Shore Holding Co............................   3,964      71,233
    OceanFirst Financial Corp.........................  16,231     287,613
#*  Ocwen Financial Corp.............................. 106,268     574,910
    OFG Bancorp.......................................  80,840     454,321
    Ohio Valley Banc Corp.............................   1,110      25,785
    Old Line Bancshares, Inc..........................     600      10,464
    Old National Bancorp.............................. 234,360   2,887,315
    Old Republic International Corp................... 324,093   5,859,601
*   Old Second Bancorp, Inc...........................   4,388      31,199
    OneBeacon Insurance Group, Ltd. Class A...........  42,765     549,103
*   OneMain Holdings, Inc.............................  98,470   2,602,562
#   Oppenheimer Holdings, Inc. Class A................  13,697     209,975
    Opus Bank.........................................   4,629     152,711
#   Oritani Financial Corp............................  87,614   1,464,906
    Pacific Continental Corp..........................  16,685     269,296
*   Pacific Mercantile Bancorp........................  19,353     135,084
*   Pacific Premier Bancorp, Inc......................  28,584     586,830
#   PacWest Bancorp................................... 130,427   4,787,975
    Park National Corp................................  12,868   1,133,799
    Park Sterling Corp................................  20,322     148,757
#   PartnerRe, Ltd....................................  57,594   8,086,198
#*  Patriot National Bancorp, Inc.....................      50         707
    PB Bancorp, Inc...................................   1,309      11,519
    Peapack Gladstone Financial Corp..................   6,688     144,193
#   Penns Woods Bancorp, Inc..........................   3,034     119,358
*   PennyMac Financial Services, Inc. Class A.........   2,336      27,822
#   People's United Financial, Inc.................... 387,434   5,567,427

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Peoples Bancorp of North Carolina, Inc............   2,042 $    39,125
#   Peoples Bancorp, Inc..............................  12,162     208,700
*   PHH Corp..........................................  53,569     657,827
*   Phoenix Cos., Inc. (The)..........................   4,663     171,365
*   PICO Holdings, Inc................................  24,238     212,810
    Pinnacle Financial Partners, Inc..................  63,054   3,143,242
*   Piper Jaffray Cos.................................  12,428     422,552
    PNC Financial Services Group, Inc. (The).......... 220,274  19,086,742
    Popular, Inc...................................... 128,174   3,222,294
#*  PRA Group, Inc....................................  78,837   2,345,401
    Preferred Bank....................................   2,449      79,593
    Premier Financial Bancorp, Inc....................   2,911      44,567
#   Primerica, Inc.................................... 111,692   5,027,257
    Principal Financial Group, Inc.................... 240,686   9,146,068
#   PrivateBancorp, Inc............................... 111,903   4,210,910
    ProAssurance Corp.................................  69,004   3,458,480
#   Progressive Corp. (The)........................... 620,472  19,389,750
#   Prosperity Bancshares, Inc........................  86,320   3,659,968
    Provident Financial Holdings, Inc.................   6,264     109,495
#   Provident Financial Services, Inc.................  90,769   1,782,703
#   Prudential Bancorp, Inc...........................   2,842      44,392
    Prudential Financial, Inc......................... 196,644  13,780,812
    Pulaski Financial Corp............................   7,180     102,100
    Pzena Investment Management, Inc. Class A.........   8,560      65,912
    QC Holdings, Inc..................................   8,157       5,139
    QCR Holdings, Inc.................................   1,185      27,208
    Radian Group, Inc................................. 100,718   1,013,223
    Raymond James Financial, Inc...................... 123,826   5,424,817
    RE/MAX Holdings, Inc. Class A.....................   2,500      87,050
*   Realogy Holdings Corp............................. 199,858   6,555,342
#*  Regional Management Corp..........................   1,991      26,401
    Regions Financial Corp............................ 755,553   6,135,090
    Reinsurance Group of America, Inc.................  63,721   5,367,220
#   RenaissanceRe Holdings, Ltd.......................  58,664   6,608,500
#   Renasant Corp.....................................  54,882   1,742,503
    Republic Bancorp, Inc. Class A....................  15,312     408,984
#*  Republic First Bancorp, Inc.......................  14,828      61,091
    Resource America, Inc. Class A....................  21,470      93,609
    Riverview Bancorp, Inc............................   9,533      41,183
    RLI Corp..........................................  62,727   3,719,711
*   Royal Bancshares of Pennsylvania, Inc. Class A....   4,906      10,155
    S&T Bancorp, Inc..................................  48,321   1,305,150
#*  Safeguard Scientifics, Inc........................  29,879     388,427
#   Safety Insurance Group, Inc.......................  30,533   1,722,672
    Salisbury Bancorp, Inc............................     543      16,024
#   Sandy Spring Bancorp, Inc.........................  28,890     768,474
*   Santander Consumer USA Holdings, Inc.............. 272,755   2,850,290
    SB Financial Group, Inc...........................   1,124      11,903
#*  Seacoast Banking Corp. of Florida.................  16,890     250,310
*   Security National Financial Corp. Class A.........     990       5,476
    SEI Investments Co................................ 134,134   5,263,418
*   Select Bancorp, Inc...............................     300       2,442
#   Selective Insurance Group, Inc....................  80,455   2,519,046

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   ServisFirst Bancshares, Inc.......................   3,563 $   142,769
    Shore Bancshares, Inc.............................   3,114      35,562
    SI Financial Group, Inc...........................   5,983      83,523
*   Siebert Financial Corp............................   3,562       4,132
    Sierra Bancorp....................................  10,427     189,771
*   Signature Bank....................................  57,771   8,049,811
    Silvercrest Asset Management Group, Inc. Class A..     800       8,616
    Simmons First National Corp. Class A..............  45,600   2,020,536
*   SLM Corp.......................................... 618,664   3,959,450
    South State Corp..................................  36,103   2,413,486
*   Southcoast Financial Corp.........................   2,666      36,231
*   Southern First Bancshares, Inc....................   1,052      23,828
    Southern Missouri Bancorp, Inc....................   1,114      26,458
#   Southern National Bancorp of Virginia, Inc........   1,220      15,970
    Southside Bancshares, Inc.........................  26,866     605,291
    Southwest Bancorp, Inc............................  16,450     275,373
    Southwest Georgia Financial Corp..................     863      12,669
    StanCorp Financial Group, Inc.....................  62,771   7,197,323
#   State Auto Financial Corp.........................  31,651     690,941
    State Bank Financial Corp.........................   5,580     107,471
    State Street Corp................................. 168,147   9,370,832
#   Sterling Bancorp.................................. 211,569   3,323,749
    Stewart Information Services Corp.................  43,478   1,541,730
#*  Stifel Financial Corp.............................  83,828   2,804,885
#   Stock Yards Bancorp, Inc..........................  15,767     616,174
*   Stratus Properties, Inc...........................   2,912      69,539
    Suffolk Bancorp...................................  11,604     324,796
    Summit State Bank.................................   1,967      27,086
#*  Sun Bancorp, Inc..................................   5,889     123,551
    SunTrust Banks, Inc............................... 224,558   8,214,332
    Sussex Bancorp....................................     448       5,734
*   SVB Financial Group...............................  60,440   6,123,781
    Symetra Financial Corp............................ 143,022   4,579,564
*   Synchrony Financial............................... 953,169  27,089,063
    Synovus Financial Corp............................ 165,803   5,061,966
#   T Rowe Price Group, Inc........................... 116,156   8,241,268
    Talmer Bancorp, Inc. Class A......................  14,316     229,915
    TCF Financial Corp................................ 247,161   2,968,404
    TD Ameritrade Holding Corp........................ 245,105   6,759,996
#*  Tejon Ranch Co....................................  18,550     362,838
    Territorial Bancorp, Inc..........................  10,863     289,499
#   Teton Advisors, Inc. Class A......................      29       1,464
*   Texas Capital Bancshares, Inc.....................  77,604   2,770,463
#   TFS Financial Corp................................ 228,256   3,983,067
    Timberland Bancorp, Inc...........................   1,600      19,984
#   Tompkins Financial Corp...........................  17,515     981,190
    Torchmark Corp....................................  91,096   4,950,157
    Towne Bank........................................  25,090     478,466
    Travelers Cos., Inc. (The)........................ 205,093  21,953,155
#   Trico Bancshares..................................  24,519     625,480
*   Trinity Place Holdings, Inc.......................     892       5,334
    TrustCo Bank Corp. NY............................. 191,316   1,052,238
#   Trustmark Corp.................................... 138,320   2,993,245

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    U.S. Bancorp......................................   722,285 $ 28,934,737
    UMB Financial Corp................................    76,372    3,581,847
#   Umpqua Holdings Corp..............................   274,164    3,969,895
*   Unico American Corp...............................       100        1,028
    Union Bankshares Corp.............................    54,290    1,247,041
    Union Bankshares, Inc.............................       863       23,422
    United Bancshares, Inc............................     1,036       17,115
#   United Bankshares, Inc............................   112,334    3,772,176
    United Community Bancorp..........................        99        1,358
    United Community Banks, Inc.......................    79,159    1,429,612
    United Community Financial Corp...................     6,897       42,279
    United Financial Bancorp, Inc.....................    61,418      694,023
    United Fire Group, Inc............................    22,477      868,287
#   United Insurance Holdings Corp....................    13,673      212,342
*   United Security Bancshares........................     4,909       25,576
    Unity Bancorp, Inc................................     4,260       49,118
#   Universal Insurance Holdings, Inc.................    88,522    1,658,902
    Univest Corp. of Pennsylvania.....................    24,328      478,775
    Unum Group........................................   144,198    4,129,831
    Validus Holdings, Ltd.............................   105,202    4,654,136
    Valley National Bancorp...........................   361,646    3,182,485
    Value Line, Inc...................................     2,920       48,998
#   Virtus Investment Partners, Inc...................    12,140    1,068,320
    Voya Financial, Inc...............................   129,721    3,966,868
    VSB Bancorp, Inc..................................       169        2,063
    Waddell & Reed Financial, Inc. Class A............   147,380    4,044,107
*   Walker & Dunlop, Inc..............................    71,166    1,705,137
    Washington Federal, Inc...........................   209,549    4,473,871
    Washington Trust Bancorp, Inc.....................    20,785      820,176
    Waterstone Financial, Inc.........................    27,363      378,978
    Wayne Savings Bancshares, Inc.....................       955       12,004
#   Webster Financial Corp............................   110,748    3,673,511
    Wells Fargo & Co.................................. 2,336,792  117,377,062
#   WesBanco, Inc.....................................    56,488    1,639,282
#   West BanCorp, Inc.................................    14,098      253,764
#   Westamerica Bancorporation........................    44,466    1,941,830
*   Western Alliance Bancorp..........................   145,476    4,739,608
    Westfield Financial, Inc..........................    20,512      163,686
    Westwood Holdings Group, Inc......................     6,651      315,257
    White Mountains Insurance Group, Ltd..............     3,610    2,574,255
    Willis Towers Watson P.L.C........................    95,097   10,885,754
    Wilshire Bancorp, Inc.............................   143,278    1,517,314
#   Wintrust Financial Corp...........................    82,791    3,484,673
#   WisdomTree Investments, Inc.......................   164,041    1,968,492
#*  World Acceptance Corp.............................     9,067      262,399
#   WR Berkley Corp...................................   111,404    5,586,911
    WSFS Financial Corp...............................    28,112      816,935
    WVS Financial Corp................................       803        9,243
    XL Group P.L.C....................................   174,250    6,318,305
    Yadkin Financial Corp.............................    10,153      235,956
    Your Community Bankshares, Inc....................       140        4,619

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Financials -- (Continued)
    Zions Bancorporation.............................. 160,019 $    3,629,231
                                                               --------------
Total Financials......................................          1,814,781,439
                                                               --------------
Health Care -- (11.1%)
#   Abaxis, Inc.......................................  19,783        861,550
    Abbott Laboratories............................... 472,397     17,880,226
    AbbVie, Inc....................................... 914,606     50,211,869
*   ABIOMED, Inc......................................  24,828      2,118,573
#*  Acadia Healthcare Co., Inc........................  86,406      5,273,358
#*  ACADIA Pharmaceuticals, Inc.......................   9,174        189,810
    Aceto Corp........................................  48,035      1,097,600
*   Acorda Therapeutics, Inc..........................  44,969      1,655,759
    Adcare Health Systems, Inc........................     184            403
*   Addus HomeCare Corp...............................  18,510        392,597
#*  Advaxis, Inc......................................   5,525         37,681
    Aetna, Inc........................................ 186,819     19,025,647
#*  Affymetrix, Inc...................................  81,590      1,144,708
    Agilent Technologies, Inc......................... 220,049      8,284,845
#*  Air Methods Corp..................................  69,175      2,693,675
#*  Akorn, Inc........................................  70,162      1,823,510
#*  Albany Molecular Research, Inc....................  32,814        535,524
*   Alere, Inc........................................ 115,247      4,287,188
#*  Alexion Pharmaceuticals, Inc......................  66,138      9,651,518
#*  Align Technology, Inc............................. 107,848      7,133,067
*   Alkermes P.L.C....................................  42,883      1,372,685
*   Allergan P.L.C.................................... 169,634     48,248,999
*   Alliance HealthCare Services, Inc.................   6,423         48,044
*   Allied Healthcare Products, Inc...................   1,583          1,441
*   Allscripts Healthcare Solutions, Inc.............. 236,677      3,261,409
*   Almost Family, Inc................................  15,511        593,141
#*  Alnylam Pharmaceuticals, Inc......................  20,784      1,432,849
*   AMAG Pharmaceuticals, Inc.........................  14,999        343,627
#*  Amedisys, Inc.....................................  38,487      1,375,910
*   American Shared Hospital Services.................     797          1,251
    AmerisourceBergen Corp............................  52,707      4,720,439
    Amgen, Inc........................................ 282,180     43,097,351
*   AMN Healthcare Services, Inc......................  78,514      2,211,739
*   Amsurg Corp.......................................  91,196      6,674,635
#*  Anacor Pharmaceuticals, Inc.......................  17,280      1,298,246
#   Analogic Corp.....................................  14,249      1,055,423
*   AngioDynamics, Inc................................  60,329        682,924
#*  ANI Pharmaceuticals, Inc..........................     100          3,201
#*  Anika Therapeutics, Inc...........................  30,113      1,132,851
    Anthem, Inc....................................... 143,567     18,734,058
#*  Anthera Pharmaceuticals, Inc......................  10,836         35,000
#*  ArQule, Inc.......................................  11,499         20,123
*   Arrhythmia Research Technology, Inc...............   1,150          4,991
#*  Assembly Biosciences, Inc.........................   1,916          9,810
#*  athenahealth, Inc.................................  22,988      3,259,698
    Atrion Corp.......................................   2,319        870,831
    Baxalta, Inc...................................... 231,773      9,273,238
    Baxter International, Inc......................... 232,573      8,512,172
    Becton Dickinson and Co...........................  72,278     10,507,053

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Bio-Rad Laboratories, Inc. Class A................  29,679 $ 3,787,337
*   Bio-Rad Laboratories, Inc. Class B................   1,562     202,443
#   Bio-Techne Corp...................................  37,350   3,088,472
*   Bioanalytical Systems, Inc........................     400         632
*   Biogen, Inc.......................................  97,359  26,584,849
*   BioMarin Pharmaceutical, Inc......................  39,144   2,897,439
#*  BioScrip, Inc..................................... 107,250     191,978
#*  BioSpecifics Technologies Corp....................   6,943     265,084
*   Biota Pharmaceuticals, Inc........................   1,866       3,004
*   BioTelemetry, Inc.................................  39,725     375,004
#*  Bluebird Bio, Inc.................................  21,314     881,547
*   Boston Scientific Corp............................ 290,799   5,097,706
*   Bovie Medical Corp................................   7,222      15,888
    Bristol-Myers Squibb Co........................... 463,355  28,802,147
*   Brookdale Senior Living, Inc...................... 159,580   2,597,962
#*  Bruker Corp....................................... 168,109   3,753,874
*   Cambrex Corp......................................  57,134   1,979,122
    Cantel Medical Corp...............................  55,065   3,269,209
#*  Capital Senior Living Corp........................  56,020   1,026,847
    Cardinal Health, Inc.............................. 143,855  11,705,481
*   Catalent, Inc..................................... 123,610   2,908,543
    Catalyst Biosciences, Inc.........................     227         502
*   Celgene Corp...................................... 360,154  36,130,649
*   Celsion Corp......................................     666         879
*   Centene Corp......................................  95,016   5,896,693
*   Cerner Corp....................................... 108,868   6,315,433
*   Charles River Laboratories International, Inc.....  79,070   5,869,366
#   Chemed Corp.......................................  28,715   4,029,289
    Cigna Corp........................................ 154,038  20,579,477
*   Cogentix Medical, Inc.............................   1,525       1,571
*   Community Health Systems, Inc..................... 203,108   4,362,760
#   Computer Programs & Systems, Inc..................  14,788     776,814
*   Concert Pharmaceuticals, Inc......................  12,128     185,195
#   CONMED Corp.......................................  30,534   1,127,926
    Cooper Cos., Inc. (The)...........................  28,948   3,796,530
#*  CorMedix, Inc.....................................   6,900      12,282
#*  Corvel Corp.......................................  27,680   1,262,762
    CR Bard, Inc......................................  56,201  10,299,957
#*  Cross Country Healthcare, Inc.....................  42,718     615,139
#   CryoLife, Inc.....................................  47,140     463,386
#*  Cumberland Pharmaceuticals, Inc...................  14,360      71,226
*   Cutera, Inc.......................................  12,003     134,914
#*  Cynosure, Inc. Class A............................  27,065     979,753
#*  Cytokinetics, Inc.................................   2,470      19,019
*   DaVita HealthCare Partners, Inc................... 244,474  16,409,095
    DENTSPLY International, Inc.......................  95,219   5,607,447
#*  Depomed, Inc...................................... 115,016   1,764,345
*   DexCom, Inc.......................................  29,044   2,070,256
    Digirad Corp......................................   9,575      47,588
*   Durect Corp.......................................   5,225       6,270
*   Edwards Lifesciences Corp......................... 154,914  12,115,824
    Eli Lilly & Co.................................... 369,320  29,213,212
#*  Emergent Biosolutions, Inc........................  50,098   1,833,587

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
#*  Endo International P.L.C..........................   105,032 $  5,826,125
    Ensign Group, Inc. (The)..........................    72,348    1,624,213
#*  Envision Healthcare Holdings, Inc.................   166,914    3,688,799
*   Enzo Biochem, Inc.................................    23,675      112,220
*   Exactech, Inc.....................................    13,285      265,833
#*  ExamWorks Group, Inc..............................    52,171    1,432,616
*   Express Scripts Holding Co........................   373,265   26,826,556
*   Five Star Quality Care, Inc.......................    71,259      180,998
#*  Genesis Healthcare, Inc...........................    15,845       28,521
    Gilead Sciences, Inc..............................   809,650   67,200,950
#*  Globus Medical, Inc. Class A......................   101,539    2,533,398
#*  Greatbatch, Inc...................................    32,587    1,258,184
*   Haemonetics Corp..................................    62,982    1,992,750
*   Halyard Health, Inc...............................    27,555      683,364
#*  Hanger, Inc.......................................    41,296      557,083
*   Harvard Bioscience, Inc...........................    26,114       77,559
*   HCA Holdings, Inc.................................   121,641    8,463,781
*   Health Net, Inc...................................    96,299    6,376,920
    HealthSouth Corp..................................   175,267    6,272,806
*   HealthStream, Inc.................................    55,075    1,206,143
#*  Healthways, Inc...................................    58,700      690,312
*   Henry Schein, Inc.................................    58,994    8,934,051
    Hill-Rom Holdings, Inc............................    79,894    3,905,219
*   HMS Holdings Corp.................................    84,560    1,018,948
*   Hologic, Inc......................................   270,787    9,190,511
#*  Horizon Pharma P.L.C..............................    94,966    1,661,905
    Humana, Inc.......................................   116,275   18,928,407
*   ICU Medical, Inc..................................    12,861    1,237,871
#*  Idera Pharmaceuticals, Inc........................    12,837       24,904
#*  IDEXX Laboratories, Inc...........................    70,933    4,975,241
#*  Illumina, Inc.....................................    59,762    9,439,408
#*  Impax Laboratories, Inc...........................    73,696    2,761,389
#*  IMS Health Holdings, Inc..........................   131,636    3,043,424
*   Incyte Corp.......................................    53,634    3,784,415
*   Inogen, Inc.......................................    17,861      593,700
#*  Insys Therapeutics, Inc...........................    38,684      671,167
*   Integra LifeSciences Holdings Corp................    48,872    3,003,184
#*  Intercept Pharmaceuticals, Inc....................    12,325    1,309,285
*   Interpace Diagnostics Group, Inc..................    10,224        2,760
#*  Intrexon Corp.....................................    38,755    1,129,321
*   Intuitive Surgical, Inc...........................    14,038    7,592,452
    Invacare Corp.....................................    58,792      905,985
#*  Ionis Pharmaceuticals, Inc........................    31,763    1,236,534
#*  iRadimed Corp.....................................     1,881       36,585
*   Iridex Corp.......................................     2,696       25,962
#*  Jazz Pharmaceuticals P.L.C........................    29,479    3,795,126
#   Johnson & Johnson................................. 1,140,308  119,093,768
*   Juniper Pharmaceuticals, Inc......................     1,386       11,005
    Kewaunee Scientific Corp..........................     1,352       22,768
#   Kindred Healthcare, Inc...........................   154,164    1,489,224
*   Laboratory Corp. of America Holdings..............    91,515   10,281,710
#   Landauer, Inc.....................................     7,376      226,001
#*  Lannett Co., Inc..................................    68,351    1,743,634

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#           LeMaitre Vascular, Inc.......................    22,653 $   330,734
#*          Lexicon Pharmaceuticals, Inc.................    24,069     245,263
*           LHC Group, Inc...............................    24,003     910,194
*           LifePoint Health, Inc........................    76,821   5,361,338
#*          Ligand Pharmaceuticals, Inc..................    26,403   2,639,508
#*          Lipocine, Inc................................    19,043     172,530
*           LivaNova P.L.C...............................    41,951   2,348,417
#*          Luminex Corp.................................    47,478     911,103
*           Magellan Health, Inc.........................    51,199   2,918,343
*           Mallinckrodt P.L.C...........................    69,235   4,021,861
*           Masimo Corp..................................    80,819   2,970,098
#*          Mast Therapeutics, Inc.......................     9,644       3,858
            McKesson Corp................................   105,238  16,941,213
(degrees)*  Medcath Corp.................................    11,283          --
#*          Medicines Co. (The)..........................   121,145   4,186,771
#*          MediciNova, Inc..............................     1,657       6,678
*           Medivation, Inc..............................   115,426   3,774,430
#*          MEDNAX, Inc..................................    94,425   6,558,760
            Medtronic P.L.C..............................   440,453  33,439,192
            Merck & Co., Inc............................. 1,168,919  59,229,126
#           Meridian Bioscience, Inc.....................    70,633   1,359,685
*           Merit Medical Systems, Inc...................    58,125     961,969
*           Mettler-Toledo International, Inc............    21,010   6,572,978
*           Misonix, Inc.................................     2,220      17,050
#*          Molina Healthcare, Inc.......................    95,498   5,243,795
*           Momenta Pharmaceuticals, Inc.................    45,221     561,645
*           Mylan NV.....................................   186,358   9,819,203
*           Myriad Genetics, Inc.........................    93,292   3,635,589
#           National HealthCare Corp.....................    11,308     714,100
            National Research Corp. Class A..............    11,661     175,964
            National Research Corp. Class B..............     1,943      65,304
*           Natus Medical, Inc...........................    40,390   1,424,959
#*          Nektar Therapeutics..........................   127,960   1,745,374
*           Neogen Corp..................................    43,777   2,284,284
*           Neurocrine Biosciences, Inc..................    33,180   1,411,809
#*          NewLink Genetics Corp........................     8,556     208,424
*           NuVasive, Inc................................    61,543   2,838,363
#*          Ohr Pharmaceutical, Inc......................     3,617      14,215
#*          Omnicell, Inc................................    43,913   1,229,125
#*          OPKO Health, Inc.............................   219,899   1,767,988
#*          OraSure Technologies, Inc....................    71,832     392,921
*           Orthofix International NV....................    22,385     883,536
#           Owens & Minor, Inc...........................    93,726   3,247,606
#*          Pain Therapeutics, Inc.......................    40,174      65,082
#*          Paratek Pharmaceuticals, Inc.................       825      12,062
#*          PAREXEL International Corp...................   100,345   6,418,066
#           Patterson Cos., Inc..........................   130,565   5,543,790
            PDL BioPharma, Inc...........................    98,354     308,832
            PerkinElmer, Inc.............................    69,748   3,370,223
#*          Pernix Therapeutics Holdings, Inc............    14,663      31,965
            Perrigo Co. P.L.C............................    34,509   4,989,311
            Pfizer, Inc.................................. 2,584,059  78,787,959
*           PharMerica Corp..............................    48,139   1,429,247

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#   Phibro Animal Health Corp. Class A................  18,085 $   606,752
#*  Pozen, Inc........................................  24,054     157,554
*   Premier, Inc. Class A.............................  48,285   1,542,223
*   Prestige Brands Holdings, Inc.....................  85,909   4,010,232
#*  Progenics Pharmaceuticals, Inc....................  32,363     134,954
*   ProPhase Labs, Inc................................   3,827       4,669
*   Providence Service Corp. (The)....................  27,560   1,223,664
#*  pSivida Corp......................................   6,147      20,961
    Psychemedics Corp.................................   1,300      12,207
#   Quality Systems, Inc..............................  63,573     833,442
    Quest Diagnostics, Inc............................ 157,077  10,315,247
#*  Quidel Corp.......................................  23,763     404,922
*   Quintiles Transnational Holdings, Inc.............  63,823   3,882,353
#*  Radius Health, Inc................................   3,189     102,144
#*  RadNet, Inc.......................................  59,401     355,218
#*  Regeneron Pharmaceuticals, Inc....................  29,958  12,585,056
*   Repligen Corp.....................................  26,740     592,291
#   ResMed, Inc.......................................  71,347   4,045,375
*   Retractable Technologies, Inc.....................   2,700       7,857
*   Retrophin, Inc....................................   3,529      52,829
*   Rigel Pharmaceuticals, Inc........................  72,832     200,288
*   RTI Surgical, Inc.................................  78,783     252,893
*   Sagent Pharmaceuticals, Inc.......................  20,152     304,497
*   SciClone Pharmaceuticals, Inc.....................  71,701     572,891
*   SeaSpine Holdings Corp............................  11,585     167,519
#*  Seattle Genetics, Inc.............................  36,792   1,213,400
#   Select Medical Holdings Corp...................... 197,810   1,885,129
#*  Sequenom, Inc.....................................  28,157      45,333
*   Sirona Dental Systems, Inc........................  62,429   6,635,578
    Span-America Medical Systems, Inc.................   1,628      31,420
#*  Spectrum Pharmaceuticals, Inc.....................  39,588     196,356
    St Jude Medical, Inc.............................. 222,074  11,738,832
#   STERIS P.L.C......................................  77,312   5,353,083
    Stryker Corp...................................... 117,810  11,680,861
#*  Sucampo Pharmaceuticals, Inc. Class A.............  67,976     859,896
*   SunLink Health Systems, Inc.......................   2,605       1,824
*   Supernus Pharmaceuticals, Inc.....................  53,154     602,766
*   Surgical Care Affiliates, Inc.....................  33,302   1,420,996
*   SurModics, Inc....................................  19,536     389,743
*   Symmetry Surgical, Inc............................  12,175     107,384
*   Taro Pharmaceutical Industries, Ltd...............  28,617   4,172,359
*   Team Health Holdings, Inc.........................  83,319   3,405,248
#   Teleflex, Inc.....................................  43,943   5,962,626
#*  Tenet Healthcare Corp............................. 186,095   5,046,896
#*  Theravance Biopharma, Inc.........................  13,088     214,905
    Thermo Fisher Scientific, Inc..................... 164,984  21,787,787
#*  Tonix Pharmaceuticals Holding Corp................   8,160      39,494
#*  Triple-S Management Corp. Class B.................  41,196     918,259
*   Ultragenyx Pharmaceutical, Inc....................  15,000     842,250
#*  United Therapeutics Corp..........................  32,729   4,031,558
    UnitedHealth Group, Inc........................... 443,486  51,071,848
#   Universal American Corp........................... 130,900     827,288
    Universal Health Services, Inc. Class B........... 109,205  12,300,851

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Health Care -- (Continued)
    US Physical Therapy, Inc..........................  22,052 $    1,127,960
#   Utah Medical Products, Inc........................   3,467        195,435
#*  Varian Medical Systems, Inc.......................  62,811      4,844,612
*   Vascular Solutions, Inc...........................  21,404        585,613
*   VCA, Inc.......................................... 102,433      5,251,740
#*  Veeva Systems, Inc. Class A.......................  46,039      1,109,540
*   Vertex Pharmaceuticals, Inc.......................  44,994      4,083,205
#*  Vitae Pharmaceuticals, Inc........................   2,628         25,754
*   Vocera Communications, Inc........................   2,800         40,292
*   Waters Corp.......................................  40,868      4,953,610
*   WellCare Health Plans, Inc........................  66,944      5,086,405
    West Pharmaceutical Services, Inc.................  96,074      5,497,354
#*  Wright Medical Group NV...........................  73,774      1,471,791
#*  Zafgen, Inc.......................................   1,564         10,401
    Zimmer Biomet Holdings, Inc.......................  50,850      5,047,371
    Zoetis, Inc....................................... 293,935     12,653,902
                                                               --------------
Total Health Care.....................................          1,475,549,789
                                                               --------------
Industrials -- (12.2%)
    3M Co............................................. 353,746     53,415,646
#   AAON, Inc.........................................  75,168      1,618,367
    AAR Corp..........................................  39,516        830,231
    ABM Industries, Inc...............................  85,319      2,562,130
#   Acacia Research Corp..............................  41,555        155,416
*   ACCO Brands Corp.................................. 171,148      1,038,868
*   Accuride Corp.....................................  18,309         15,398
    Acme United Corp..................................   1,000         13,850
*   Active Power, Inc.................................     360            418
    Actuant Corp. Class A.............................  80,654      1,877,625
    Acuity Brands, Inc................................  42,512      8,605,704
#   ADT Corp. (The)................................... 318,052      9,407,978
#   Advanced Drainage Systems, Inc....................   8,613        194,482
#*  Advisory Board Co. (The)..........................  41,010      1,877,028
#*  AECOM............................................. 186,691      5,122,801
*   Aegion Corp.......................................  53,845        970,825
#*  AeroCentury Corp..................................     691          7,477
#*  Aerojet Rocketdyne Holdings, Inc.................. 104,099      1,712,429
#*  Aerovironment, Inc................................  38,213        974,814
#   AGCO Corp......................................... 131,106      6,394,040
#   Air Lease Corp.................................... 166,568      4,290,792
*   Air Transport Services Group, Inc.................  91,966        894,829
    Aircastle, Ltd....................................   2,761         47,406
#   Alamo Group, Inc..................................  14,219        754,034
    Alaska Air Group, Inc............................. 188,323     13,257,939
    Albany International Corp. Class A................  42,862      1,453,879
    Allegiant Travel Co...............................  29,736      4,771,736
    Allegion P.L.C.................................... 105,138      6,367,157
    Allied Motion Technologies, Inc...................  16,362        319,713
#   Allison Transmission Holdings, Inc................ 265,930      6,326,475
    Altra Industrial Motion Corp......................  47,943      1,076,800
    AMERCO............................................  24,346      8,926,461
*   Ameresco, Inc. Class A............................  21,115        115,077
    American Airlines Group, Inc...................... 360,513     14,056,402

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    American Railcar Industries, Inc..................  19,392 $   880,397
#   American Science & Engineering, Inc...............   6,498     233,213
*   American Superconductor Corp......................     896       5,618
*   American Woodmark Corp............................  26,603   1,835,607
#   AMETEK, Inc....................................... 173,757   8,175,267
*   AMREP Corp........................................   3,360      13,171
    AO Smith Corp.....................................  94,735   6,617,240
    Apogee Enterprises, Inc...........................  36,626   1,456,982
#   Applied Industrial Technologies, Inc..............  57,676   2,217,065
*   ARC Document Solutions, Inc.......................  78,538     289,805
    ArcBest Corp......................................  30,676     629,778
    Argan, Inc........................................  34,094   1,026,911
#*  Armstrong World Industries, Inc...................  84,307   3,260,995
#*  Arotech Corp......................................  14,831      30,700
    Astec Industries, Inc.............................  35,222   1,313,781
*   Astronics Corp....................................  25,331     816,671
*   Astronics Corp. Class B...........................   9,036     292,992
*   Atlas Air Worldwide Holdings, Inc.................  36,048   1,324,043
*   Avalon Holdings Corp. Class A.....................     500         838
*   Avis Budget Group, Inc............................ 202,011   5,306,829
    AZZ, Inc..........................................  36,402   1,873,975
#   B/E Aerospace, Inc................................ 124,694   5,043,872
*   Babcock & Wilcox Enterprises, Inc.................  74,287   1,534,027
    Barnes Group, Inc.................................  81,453   2,648,037
#   Barrett Business Services, Inc....................   7,132     279,360
*   Beacon Roofing Supply, Inc........................  69,538   2,816,289
*   Blount International, Inc.........................  87,347     812,327
*   BlueLinx Holdings, Inc............................  25,832      10,074
*   BMC Stock Holdings, Inc...........................   9,516     136,745
#   Boeing Co. (The).................................. 362,458  43,542,080
#   Brady Corp. Class A...............................  54,414   1,221,050
#   Briggs & Stratton Corp............................  64,286   1,263,863
    Brink's Co. (The).................................  82,803   2,434,408
#*  Broadwind Energy, Inc.............................     488       1,049
#*  Builders FirstSource, Inc......................... 115,900     930,677
    BWX Technologies, Inc............................. 139,015   4,162,109
*   CAI International, Inc............................  22,428     140,175
    Carlisle Cos., Inc................................  73,199   6,125,292
#*  Casella Waste Systems, Inc. Class A...............  60,852     362,069
#   Caterpillar, Inc.................................. 372,569  23,188,695
*   CBIZ, Inc.........................................  85,454     863,085
    CDI Corp..........................................  16,772      86,208
#   CEB, Inc..........................................  41,785   2,464,479
#   CECO Environmental Corp...........................  16,116     125,705
    Celadon Group, Inc................................  49,165     390,370
    CH Robinson Worldwide, Inc........................ 103,272   6,688,927
#*  Chart Industries, Inc.............................  43,176     699,883
    Chicago Bridge & Iron Co. NV...................... 150,988   5,861,354
    Chicago Rivet & Machine Co........................     474      11,393
    Cintas Corp.......................................  84,931   7,297,272
#   CIRCOR International, Inc.........................  23,492     833,731
*   Civeo Corp........................................ 124,628     134,598
#   CLARCOR, Inc......................................  78,193   3,664,124

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Clean Harbors, Inc................................ 101,567 $ 4,500,434
#*  Colfax Corp....................................... 137,537   3,045,069
    Columbus McKinnon Corp............................  24,682     352,953
    Comfort Systems USA, Inc..........................  60,334   1,709,866
*   Command Security Corp.............................   4,000       9,960
*   Commercial Vehicle Group, Inc.....................  21,047      65,246
    Compx International, Inc..........................   1,315      13,282
*   Continental Building Products, Inc................  46,876     700,327
*   Continental Materials Corp........................     268       2,842
#   Copa Holdings SA Class A..........................  36,406   1,714,723
*   Copart, Inc....................................... 189,443   6,348,235
#   Covanta Holding Corp.............................. 223,453   3,159,625
*   Covenant Transportation Group, Inc. Class A.......  34,912     681,831
*   CPI Aerostructures, Inc...........................   6,347      55,600
*   CRA International, Inc............................   6,991     130,242
    Crane Co..........................................  70,665   3,374,960
    CSX Corp.......................................... 621,297  14,302,257
    Cubic Corp........................................  29,613   1,183,335
    Cummins, Inc......................................  79,414   7,138,524
    Curtiss-Wright Corp...............................  74,744   5,157,336
    Danaher Corp...................................... 237,194  20,552,860
#   Deere & Co........................................ 190,098  14,639,447
    Delta Air Lines, Inc.............................. 457,001  20,240,574
#   Deluxe Corp.......................................  91,870   5,135,533
*   DigitalGlobe, Inc.................................  94,511   1,238,094
#   Donaldson Co., Inc................................ 211,338   5,955,505
    Douglas Dynamics, Inc.............................  51,527   1,023,326
#   Dover Corp........................................ 206,985  12,098,273
*   Ducommun, Inc.....................................   9,872     146,106
    Dun & Bradstreet Corp. (The)......................  50,496   4,969,816
*   DXP Enterprises, Inc..............................  17,381     272,534
#*  Dycom Industries, Inc.............................  52,888   3,504,359
#   Dynamic Materials Corp............................  16,062      98,139
#*  Eagle Bulk Shipping, Inc..........................      63          83
    Eastern Co. (The).................................   2,746      45,611
    Eaton Corp. P.L.C................................. 192,255   9,710,800
#*  Echo Global Logistics, Inc........................  31,508     693,491
    Ecology and Environment, Inc. Class A.............   1,746      17,338
    EMCOR Group, Inc..................................  93,058   4,252,751
    Emerson Electric Co............................... 352,693  16,216,824
    Encore Wire Corp..................................  25,359     943,608
*   Energy Focus, Inc.................................   2,870      30,709
#*  Energy Recovery, Inc..............................  34,173     211,873
    EnerSys...........................................  67,560   3,271,931
    Engility Holdings, Inc............................  20,709     279,779
    Ennis, Inc........................................  31,343     625,920
    EnPro Industries, Inc.............................  25,377   1,128,515
    EnviroStar, Inc...................................     100         388
    Equifax, Inc......................................  72,675   7,689,015
    ESCO Technologies, Inc............................  33,042   1,137,636
    Espey Manufacturing & Electronics Corp............   1,489      36,629
    Essendant, Inc....................................  50,201   1,499,002
#*  Esterline Technologies Corp.......................  41,018   3,228,527

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Expeditors International of Washington, Inc.......   110,427 $ 4,982,466
    Exponent, Inc.....................................    40,592   2,082,776
#   Fastenal Co.......................................   170,873   6,930,609
    Federal Signal Corp...............................   139,055   2,056,623
    FedEx Corp........................................   164,013  21,794,047
#   Flowserve Corp....................................   124,729   4,819,529
    Fluor Corp........................................   203,135   9,118,730
    Fortune Brands Home & Security, Inc...............    86,024   4,179,906
    Forward Air Corp..................................    45,735   1,973,923
*   Franklin Covey Co.................................    20,263     358,858
    Franklin Electric Co., Inc........................    58,467   1,594,980
    FreightCar America, Inc...........................    22,599     430,511
*   FTI Consulting, Inc...............................    81,331   2,756,308
*   Fuel Tech, Inc....................................    19,248      34,646
*   Furmanite Corp....................................    36,043     188,865
    G&K Services, Inc. Class A........................    27,008   1,738,775
#   GATX Corp.........................................    48,439   1,985,030
#*  Genco Shipping & Trading, Ltd.....................     1,872       1,891
#*  Gencor Industries, Inc............................     2,365      27,883
#*  Generac Holdings, Inc.............................   103,422   2,939,253
#   General Cable Corp................................   100,201   1,174,356
    General Dynamics Corp.............................   125,203  16,748,405
#   General Electric Co............................... 2,398,826  69,805,837
#*  Genesee & Wyoming, Inc. Class A...................    56,317   2,792,197
*   Gibraltar Industries, Inc.........................    42,438     901,383
    Global Brass & Copper Holdings, Inc...............    33,063     684,735
    Global Power Equipment Group, Inc.................    12,367      32,402
#*  Golden Ocean Group, Ltd...........................    61,837      45,951
*   Goldfield Corp. (The).............................    11,623      14,877
#   Gorman-Rupp Co. (The).............................    28,476     723,860
*   GP Strategies Corp................................    31,313     757,461
#   Graco, Inc........................................    88,156   6,407,178
#   Graham Corp.......................................     8,388     145,112
    Granite Construction, Inc.........................    51,349   1,983,612
#*  Great Lakes Dredge & Dock Corp....................    85,344     293,583
#   Greenbrier Cos., Inc. (The).......................    31,578     816,607
#   Griffon Corp......................................    60,722     921,760
#   H&E Equipment Services, Inc.......................    70,583     822,292
    Hardinge, Inc.....................................    10,375      91,611
    Harsco Corp.......................................   118,127     760,738
*   Hawaiian Holdings, Inc............................   122,552   4,315,056
#*  HC2 Holdings, Inc.................................     7,362      27,976
*   HD Supply Holdings, Inc...........................   177,339   4,658,696
#   Healthcare Services Group, Inc....................    46,109   1,630,875
#   Heartland Express, Inc............................   156,950   2,691,693
    HEICO Corp........................................    34,844   1,940,811
#   HEICO Corp. Class A...............................    50,831   2,358,558
    Heidrick & Struggles International, Inc...........    31,830     839,039
*   Heritage-Crystal Clean, Inc.......................     4,417      42,138
    Herman Miller, Inc................................   109,924   2,816,253
*   Hertz Global Holdings, Inc........................   697,202   6,330,594
#   Hexcel Corp.......................................   118,357   4,897,613
*   Hill International, Inc...........................    26,258      88,752

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Hillenbrand, Inc..................................  98,633 $ 2,670,982
    HNI Corp..........................................  67,903   2,310,060
    Honeywell International, Inc...................... 349,315  36,049,308
    Houston Wire & Cable Co...........................  17,436      96,072
*   Hub Group, Inc. Class A...........................  56,473   1,720,732
    Hubbell, Inc......................................  64,333   5,817,633
*   Hudson Global, Inc................................  23,996      64,789
    Huntington Ingalls Industries, Inc................  84,112  10,756,243
    Hurco Cos., Inc...................................   9,009     243,243
*   Huron Consulting Group, Inc.......................  30,739   1,724,765
#*  Huttig Building Products, Inc.....................   2,588       8,256
    Hyster-Yale Materials Handling, Inc...............  19,401   1,007,688
*   ICF International, Inc............................  23,689     810,401
    IDEX Corp.........................................  81,254   5,891,728
*   IHS, Inc. Class A.................................  36,623   3,831,498
    Illinois Tool Works, Inc.......................... 185,352  16,694,655
    Ingersoll-Rand P.L.C.............................. 285,849  14,712,648
#*  InnerWorkings, Inc................................  46,985     331,714
*   Innovative Solutions & Support, Inc...............  10,802      28,517
    Insperity, Inc....................................  49,494   2,223,765
    Insteel Industries, Inc...........................  29,128     713,927
*   Integrated Electrical Services, Inc...............   6,920      84,908
    Interface, Inc....................................  98,835   1,669,323
#   International Shipholding Corp....................   3,805       5,137
#*  Intersections, Inc................................  13,979      36,206
    ITT Corp.......................................... 140,218   4,550,074
*   Jacobs Engineering Group, Inc..................... 150,483   5,903,448
    JB Hunt Transport Services, Inc...................  96,419   7,009,661
*   JetBlue Airways Corp.............................. 482,252  10,276,790
    John Bean Technologies Corp.......................  37,660   1,725,205
#   Joy Global, Inc...................................  89,052     887,848
    Kadant, Inc.......................................   7,600     294,956
#   Kaman Corp........................................  47,286   1,883,874
#   Kansas City Southern.............................. 118,868   8,425,364
    KAR Auction Services, Inc......................... 242,449   8,102,646
    KBR, Inc.......................................... 168,197   2,398,489
    Kelly Services, Inc. Class A......................  53,780     891,672
    Kelly Services, Inc. Class B......................     319       5,214
    Kennametal, Inc................................... 123,637   2,188,375
*   Key Technology, Inc...............................   3,418      24,781
    Kforce, Inc.......................................  59,103   1,317,997
    Kimball International, Inc. Class B...............  57,297     552,343
*   Kirby Corp........................................  88,023   4,458,365
*   KLX, Inc..........................................  37,040   1,082,679
#   Knight Transportation, Inc........................ 135,464   3,314,804
    Knoll, Inc........................................  78,072   1,432,621
    Korn/Ferry International..........................  66,800   2,058,108
#*  Kratos Defense & Security Solutions, Inc..........  98,065     312,827
    L-3 Communications Holdings, Inc..................  67,019   7,830,500
#   Landstar System, Inc..............................  78,838   4,526,090
#*  Lawson Products, Inc..............................   8,619     167,036
#*  Layne Christensen Co..............................  20,348     104,182
    LB Foster Co. Class A.............................  13,814     159,275

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Lennox International, Inc.........................  63,231 $ 7,576,338
    Lincoln Electric Holdings, Inc.................... 112,364   5,982,259
#   Lindsay Corp......................................  10,381     730,200
*   LMI Aerospace, Inc................................  10,960     108,175
    Lockheed Martin Corp.............................. 154,095  32,514,045
    LS Starrett Co. (The) Class A.....................   4,692      45,184
    LSI Industries, Inc...............................  38,128     439,997
#*  Lydall, Inc.......................................  25,717     726,505
#*  Manitex International, Inc........................   2,000      10,200
#   Manitowoc Co., Inc. (The)......................... 152,723   2,403,860
    ManpowerGroup, Inc................................  90,955   6,944,414
#   Marten Transport, Ltd.............................  46,344     777,652
    Masco Corp........................................ 224,348   5,920,544
*   MasTec, Inc....................................... 105,000   1,621,200
*   Mastech Holdings, Inc.............................   1,412       9,446
    Matson, Inc.......................................  81,049   3,275,190
    Matthews International Corp. Class A..............  37,538   1,873,522
    McGrath RentCorp..................................  24,369     594,847
#*  Meritor, Inc...................................... 157,120   1,073,130
*   MFRI, Inc.........................................   3,034      19,418
#*  Middleby Corp. (The)..............................  61,333   5,542,050
    Miller Industries, Inc............................  11,101     238,560
*   Mistras Group, Inc................................  22,786     514,736
#   Mobile Mini, Inc..................................  68,063   1,764,193
*   Moog, Inc. Class A................................  50,187   2,325,164
*   Moog, Inc. Class B................................   3,215     144,836
*   MRC Global, Inc................................... 141,596   1,423,040
    MSA Safety, Inc...................................  46,490   1,989,772
#   MSC Industrial Direct Co., Inc. Class A...........  75,798   4,912,468
    Mueller Industries, Inc...........................  74,929   1,906,943
    Mueller Water Products, Inc. Class A.............. 279,383   2,293,734
    Multi-Color Corp..................................  24,389   1,537,239
#*  MYR Group, Inc....................................  37,928     758,939
    National Presto Industries, Inc...................   5,789     457,852
*   Navigant Consulting, Inc..........................  77,963   1,231,036
*   NCI Building Systems, Inc.........................  15,229     158,077
    Nielsen Holdings P.L.C............................ 273,015  13,148,402
*   NL Industries, Inc................................  32,061      66,687
    NN, Inc...........................................  45,252     548,454
#   Nordson Corp......................................  97,897   5,915,916
    Norfolk Southern Corp............................. 143,557  10,120,769
#*  Nortek, Inc.......................................   3,679     143,444
    Northrop Grumman Corp.............................  98,363  18,203,057
*   Northwest Pipe Co.................................   9,070      86,800
#*  NOW, Inc..........................................  52,728     714,992
*   NV5 Global, Inc...................................   3,160      59,977
*   Old Dominion Freight Line, Inc.................... 146,847   8,051,621
    Omega Flex, Inc...................................   3,648     107,981
*   On Assignment, Inc................................  73,471   2,839,654
    Orbital ATK, Inc..................................  91,968   8,298,273
#*  Orion Energy Systems, Inc.........................  19,776      40,145
*   Orion Marine Group, Inc...........................  13,198      47,645
#   Oshkosh Corp...................................... 125,992   4,148,917

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Owens Corning..................................... 163,946 $ 7,572,666
#   PACCAR, Inc....................................... 347,612  17,057,321
#*  PAM Transportation Services, Inc..................   4,978     128,582
    Park-Ohio Holdings Corp...........................  16,976     484,325
    Parker-Hannifin Corp.............................. 138,646  13,470,845
*   Patrick Industries, Inc...........................  35,049   1,224,963
#*  Patriot Transportation Holding, Inc...............   1,454      32,511
*   Pendrell Corp..................................... 103,176      55,705
    Pentair P.L.C..................................... 186,572   8,791,273
*   Performant Financial Corp.........................  57,241      97,882
*   PGT, Inc.......................................... 101,939     999,002
#   Pitney Bowes, Inc................................. 235,009   4,601,476
#*  Plug Power, Inc...................................     784       1,466
#*  Ply Gem Holdings, Inc.............................  27,503     274,205
#   Powell Industries, Inc............................  11,346     284,104
#*  Power Solutions International, Inc................   4,237      50,632
*   PowerSecure International, Inc....................  34,038     373,737
    Precision Castparts Corp..........................  59,402  13,956,500
    Preformed Line Products Co........................   4,237     160,243
#   Primoris Services Corp............................  70,607   1,439,677
#*  Proto Labs, Inc...................................  20,558   1,130,484
    Providence and Worcester Railroad Co..............   1,227      15,951
    Quad/Graphics, Inc................................   7,280      73,382
    Quanex Building Products Corp.....................  56,478   1,045,408
*   Quanta Services, Inc.............................. 217,922   4,075,141
#*  Radiant Logistics, Inc............................   9,621      31,846
#   Raven Industries, Inc.............................  62,419     936,909
    Raytheon Co....................................... 132,164  16,948,711
#*  RBC Bearings, Inc.................................  30,583   1,814,489
    RCM Technologies, Inc.............................   7,192      35,744
    Regal Beloit Corp.................................  52,652   2,959,569
*   Republic Airways Holdings, Inc....................  67,156     143,042
    Republic Services, Inc............................ 392,392  17,147,530
    Resources Connection, Inc.........................  59,391     897,398
*   Rexnord Corp...................................... 161,545   2,644,492
*   Roadrunner Transportation Systems, Inc............  45,100     357,192
    Robert Half International, Inc.................... 114,975   5,032,456
#   Rockwell Automation, Inc.......................... 102,725   9,817,428
#   Rockwell Collins, Inc.............................  98,562   7,971,695
    Rollins, Inc...................................... 170,172   4,688,239
#   Roper Technologies, Inc...........................  51,243   9,001,858
*   RPX Corp..........................................  75,221     871,059
#   RR Donnelley & Sons Co............................ 381,953   5,335,883
#*  Rush Enterprises, Inc. Class A....................  41,574     794,063
*   Rush Enterprises, Inc. Class B....................   2,881      54,105
    Ryder System, Inc................................. 104,731   5,568,547
#*  Saia, Inc.........................................  38,330     819,879
#*  Sensata Technologies Holding NV................... 132,057   4,846,492
    Servotronics, Inc.................................     389       2,908
*   SIFCO Industries, Inc.............................   3,251      25,195
#   Simpson Manufacturing Co., Inc....................  54,663   1,783,654
#   SkyWest, Inc......................................  66,442     997,959
*   SL Industries, Inc................................   4,724     141,720

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Snap-on, Inc......................................  40,114 $ 6,480,818
#*  SolarCity Corp....................................  60,906   2,171,299
    Southwest Airlines Co............................. 502,971  18,921,769
*   SP Plus Corp......................................  11,700     262,665
*   Sparton Corp......................................   7,073     121,231
*   Spirit Aerosystems Holdings, Inc. Class A......... 108,141   4,585,178
*   Spirit Airlines, Inc.............................. 105,488   4,409,398
    SPX Corp..........................................  45,481     422,973
*   SPX FLOW, Inc.....................................  45,481   1,084,267
#   Standex International Corp........................  17,467   1,261,467
    Stanley Black & Decker, Inc....................... 167,015  15,756,195
    Steelcase, Inc. Class A........................... 130,106   1,660,153
#*  Stericycle, Inc...................................  50,134   6,033,627
*   Sterling Construction Co., Inc....................  11,349      61,058
#   Sun Hydraulics Corp...............................  33,387     850,033
    Supreme Industries, Inc. Class A..................   5,876      34,198
#*  Swift Transportation Co........................... 177,656   2,897,569
    TAL International Group, Inc......................  52,537     592,617
#*  Taser International, Inc..........................  43,183     664,586
#*  Team, Inc.........................................  30,231     725,544
*   Teledyne Technologies, Inc........................  56,094   4,557,638
    Tennant Co........................................  22,469   1,215,798
    Terex Corp........................................ 130,534   2,923,962
    Tetra Tech, Inc...................................  92,662   2,454,616
#   Textainer Group Holdings, Ltd.....................  50,784     540,850
    Textron, Inc...................................... 310,255  10,616,926
*   Thermon Group Holdings, Inc.......................  27,685     465,662
#   Timken Co. (The).................................. 104,082   2,763,377
#   Titan International, Inc..........................  58,343     175,029
#*  Titan Machinery, Inc..............................  18,690     158,678
    Toro Co. (The)....................................  65,660   4,892,983
#*  TransDigm Group, Inc..............................  33,591   7,548,905
*   TRC Cos., Inc.....................................  23,805     210,198
#*  Trex Co., Inc.....................................  41,799   1,569,970
*   TriMas Corp.......................................  47,123     814,757
#*  TriNet Group, Inc.................................  24,647     364,776
    Trinity Industries, Inc........................... 276,931   5,931,862
    Triumph Group, Inc................................  77,884   1,986,042
*   TrueBlue, Inc.....................................  62,638   1,430,652
#*  Tutor Perini Corp.................................  68,855     909,575
#   Twin Disc, Inc....................................   9,800     112,112
    Tyco International P.L.C.......................... 233,898   8,043,752
*   Ultralife Corp....................................  11,666      65,680
#   UniFirst Corp.....................................  19,517   2,055,140
    Union Pacific Corp................................ 460,280  33,140,160
*   United Continental Holdings, Inc.................. 266,687  12,875,648
    United Parcel Service, Inc. Class B............... 393,892  36,710,734
*   United Rentals, Inc............................... 160,569   7,692,861
#   United Technologies Corp.......................... 444,179  38,950,057
    Universal Forest Products, Inc....................  24,612   1,695,521
    Universal Truckload Services, Inc.................  12,449     160,717
#   US Ecology, Inc...................................  35,599   1,209,298
*   USA Truck, Inc....................................  11,153     180,344

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Industrials -- (Continued)
#*  USG Corp.......................................... 225,857 $    4,040,582
    Valmont Industries, Inc...........................  32,725      3,488,158
*   Vectrus, Inc......................................  10,596        209,377
#*  Verisk Analytics, Inc............................. 102,776      7,502,648
#*  Veritiv Corp......................................   3,055         94,247
*   Versar, Inc.......................................   4,038         10,499
    Viad Corp.........................................  31,442        926,596
#*  Vicor Corp........................................  15,288        128,419
*   Virco Manufacturing Corp..........................   6,445         19,980
#*  Virgin America, Inc...............................   9,500        293,075
*   Volt Information Sciences, Inc....................  11,950         91,657
#   VSE Corp..........................................   5,535        332,100
#*  Wabash National Corp.............................. 129,852      1,436,163
*   WABCO Holdings, Inc...............................  57,049      5,114,443
#   Wabtec Corp.......................................  61,927      3,960,232
    Waste Connections, Inc............................ 172,899     10,368,753
    Waste Management, Inc............................. 236,085     12,500,701
    Watsco, Inc.......................................  48,324      5,615,732
    Watsco, Inc. Class B..............................   2,268        263,689
#   Watts Water Technologies, Inc. Class A............  32,305      1,591,667
#   Werner Enterprises, Inc........................... 120,408      2,907,853
#*  Wesco Aircraft Holdings, Inc......................  84,853        957,990
#*  WESCO International, Inc..........................  61,751      2,493,505
    West Corp.........................................  81,888      1,482,992
*   Willdan Group, Inc................................   6,221         53,252
*   Willis Lease Finance Corp.........................   4,420         78,278
    Woodward, Inc.....................................  98,637      4,556,043
#   WW Grainger, Inc..................................  63,081     12,407,402
*   Xerium Technologies, Inc..........................   1,300         11,674
#*  XPO Logistics, Inc................................ 113,338      2,589,773
    Xylem, Inc........................................ 209,863      7,544,575
*   YRC Worldwide, Inc................................  47,094        486,952
                                                               --------------
Total Industrials.....................................          1,625,753,091
                                                               --------------
Information Technology -- (17.6%)
#*  3D Systems Corp...................................  50,584        405,178
    Accenture P.L.C. Class A.......................... 348,474     36,777,946
*   ACI Worldwide, Inc................................ 177,248      3,172,739
    Activision Blizzard, Inc.......................... 531,738     18,515,117
*   Actua Corp........................................  81,783        773,667
#*  Acxiom Corp.......................................  87,676      1,639,541
*   ADDvantage Technologies Group, Inc................   3,642          6,374
*   Adobe Systems, Inc................................ 105,517      9,404,730
    ADTRAN, Inc.......................................  66,252      1,203,136
*   Advanced Energy Industries, Inc...................  48,187      1,353,091
#*  Agilysys, Inc.....................................  32,960        326,304
*   Akamai Technologies, Inc.......................... 114,990      5,245,844
*   Alliance Data Systems Corp........................  47,172      9,424,494
#*  Alliance Fiber Optic Products, Inc................  23,783        341,762
*   Alpha & Omega Semiconductor, Ltd..................  15,468        147,719
*   Alphabet, Inc. Class A............................  86,202     65,629,893
*   Alphabet, Inc. Class C............................  92,032     68,375,174
    Amdocs, Ltd....................................... 129,893      7,110,343

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    American Software, Inc. Class A...................    19,865 $    193,286
#*  Amkor Technology, Inc.............................   187,217    1,149,512
#   Amphenol Corp. Class A............................   194,462    9,639,481
*   Amtech Systems, Inc...............................     9,582       54,330
*   ANADIGICS, Inc....................................    17,067       11,778
    Analog Devices, Inc...............................   171,368    9,229,880
*   Angie's List, Inc.................................    20,945      177,823
*   Anixter International, Inc........................    42,792    2,115,636
*   ANSYS, Inc........................................    60,734    5,356,131
    Apple, Inc........................................ 3,282,933  319,560,698
    Applied Materials, Inc............................   456,010    8,048,577
#*  Arista Networks, Inc..............................    60,311    3,620,469
*   ARRIS International P.L.C.........................   283,563    7,222,350
*   Arrow Electronics, Inc............................   140,988    7,274,981
#*  Aspen Technology, Inc.............................   109,582    3,554,840
    Astro-Med, Inc....................................     4,620       72,488
    Atmel Corp........................................   302,777    2,440,383
*   Autobytel, Inc....................................       267        4,873
*   Autodesk, Inc.....................................    55,617    2,603,988
    Automatic Data Processing, Inc....................   237,375   19,723,489
#   Avago Technologies, Ltd...........................   118,852   15,891,701
*   AVG Technologies NV...............................    81,750    1,542,623
#*  Aviat Networks, Inc...............................    47,169       34,773
#*  Avid Technology, Inc..............................    59,774      424,395
    Avnet, Inc........................................   174,062    6,948,555
#   AVX Corp..........................................   108,413    1,244,581
*   Aware, Inc........................................    12,087       35,778
#*  Axcelis Technologies, Inc.........................   142,393      373,070
*   AXT, Inc..........................................    60,417      151,647
#   Badger Meter, Inc.................................    18,000    1,004,940
*   Bankrate, Inc.....................................    95,086    1,087,784
#*  Barracuda Networks, Inc...........................    33,335      352,684
#   Bel Fuse, Inc. Class A............................     1,700       23,273
    Bel Fuse, Inc. Class B............................     8,861      134,421
    Belden, Inc.......................................    47,046    2,009,805
*   Benchmark Electronics, Inc........................    43,736      918,456
    Black Box Corp....................................    13,595      103,594
#   Blackbaud, Inc....................................    46,101    2,834,289
*   Blackhawk Network Holdings, Inc...................    67,811    2,555,797
*   Blucora, Inc......................................    46,839      404,221
    Booz Allen Hamilton Holding Corp..................   168,571    4,768,874
#*  Bottomline Technologies de, Inc...................    23,728      683,841
#   Broadcom Corp. Class A............................   110,368    6,033,819
    Broadridge Financial Solutions, Inc...............   172,283    9,227,477
#*  BroadVision, Inc..................................     3,362       18,995
    Brocade Communications Systems, Inc...............   640,588    5,111,892
    Brooks Automation, Inc............................   114,136    1,087,716
*   BSQUARE Corp......................................    18,279      112,416
    CA, Inc...........................................   485,092   13,936,693
*   Cabot Microelectronics Corp.......................    32,253    1,310,762
*   CACI International, Inc. Class A..................    36,336    3,018,432
*   Cadence Design Systems, Inc.......................   271,521    5,310,951
*   CalAmp Corp.......................................    40,026      680,442

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Calix, Inc........................................    88,994 $   683,474
#*  Cardtronics, Inc..................................    91,573   2,821,364
*   Cascade Microtech, Inc............................    12,876     204,085
#   Cass Information Systems, Inc.....................    12,148     618,333
#*  Cavium, Inc.......................................    24,034   1,388,444
    CDK Global, Inc...................................    81,651   3,596,727
    CDW Corp..........................................   238,677   9,177,131
*   Ceva, Inc.........................................    27,322     632,504
    Checkpoint Systems, Inc...........................    58,138     376,734
*   CIBER, Inc........................................   154,966     503,640
#*  Ciena Corp........................................   154,562   2,746,567
*   Cimpress NV.......................................    36,823   2,891,342
#*  Cirrus Logic, Inc.................................    94,753   3,289,824
    Cisco Systems, Inc................................ 2,125,816  50,573,163
*   Citrix Systems, Inc...............................    79,485   5,600,513
#*  Clearfield, Inc...................................     8,284     122,603
#   Cognex Corp.......................................    86,928   2,803,428
*   Cognizant Technology Solutions Corp. Class A......   213,616  13,524,029
*   Coherent, Inc.....................................    31,769   2,454,791
    Cohu, Inc.........................................    33,347     403,832
*   CommScope Holding Co., Inc........................   283,919   6,365,464
    Communications Systems, Inc.......................     7,990      57,688
*   CommVault Systems, Inc............................    20,020     751,150
    Computer Sciences Corp............................   182,755   5,860,953
    Computer Task Group, Inc..........................    12,978      76,700
    Comtech Telecommunications Corp...................    25,321     494,266
    Concurrent Computer Corp..........................     5,951      30,112
*   Constant Contact, Inc.............................    24,536     775,583
    Convergys Corp....................................    94,587   2,311,706
*   CoreLogic, Inc....................................   112,520   4,016,964
    Corning, Inc......................................   528,563   9,836,557
*   CoStar Group, Inc.................................    17,025   2,985,674
#*  Covisint Corp.....................................    25,089      52,938
*   Cray, Inc.........................................    31,644   1,246,457
#*  Cree, Inc.........................................   120,178   3,368,589
#   CSG Systems International, Inc....................    50,897   1,778,341
    CSP, Inc..........................................       709       3,970
    CSRA, Inc.........................................   178,576   4,782,265
#   CTS Corp..........................................    30,923     487,037
*   CyberOptics Corp..................................     4,778      41,808
#   Cypress Semiconductor Corp........................   369,662   2,905,543
#   Daktronics, Inc...................................    69,656     559,338
#*  Datalink Corp.....................................    36,252     260,289
*   Demand Media, Inc.................................    41,223     207,764
*   DHI Group, Inc....................................   109,688   1,021,195
#   Diebold, Inc......................................   119,948   3,324,959
*   Digi International, Inc...........................    23,359     213,034
#*  Digimarc Corp.....................................     4,419     158,112
#*  Diodes, Inc.......................................    57,226   1,094,733
#   Dolby Laboratories, Inc. Class A..................    66,426   2,392,000
*   DSP Group, Inc....................................    19,935     190,778
    DST Systems, Inc..................................    59,606   6,283,068
*   DTS, Inc..........................................    27,347     609,291

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    EarthLink Holdings Corp........................... 197,355 $ 1,168,342
*   eBay, Inc......................................... 578,040  13,560,818
#   Ebix, Inc.........................................  29,226     997,191
*   EchoStar Corp. Class A............................  62,445   2,193,693
*   Edgewater Technology, Inc.........................   5,900      45,961
#   Electro Rent Corp.................................  22,444     196,161
*   Electro Scientific Industries, Inc................  23,740     143,390
*   Electronic Arts, Inc.............................. 180,505  11,650,695
*   Electronics for Imaging, Inc......................  53,669   2,220,823
#*  Ellie Mae, Inc....................................  16,863   1,177,543
*   eMagin Corp.......................................   9,611      13,071
    EMC Corp.......................................... 954,868  23,652,080
*   Emcore Corp.......................................  38,852     235,443
#*  Endurance International Group Holdings, Inc.......  57,700     529,686
#*  EnerNOC, Inc......................................  39,482     207,281
*   Entegris, Inc..................................... 180,906   2,109,364
*   Envestnet, Inc....................................  19,414     455,258
*   EPAM Systems, Inc.................................  46,836   3,508,016
    Epiq Systems, Inc.................................  37,362     467,772
*   ePlus, Inc........................................   6,933     656,624
*   Euronet Worldwide, Inc............................  72,953   5,819,461
#*  Everi Holdings, Inc............................... 114,549     321,883
*   Exar Corp.........................................  56,466     310,563
*   ExlService Holdings, Inc..........................  30,303   1,323,029
*   Extreme Networks, Inc.............................  87,771     242,248
*   F5 Networks, Inc..................................  43,931   4,119,849
*   Fabrinet..........................................  39,239     977,443
*   Facebook, Inc. Class A............................ 652,044  73,165,857
    Fair Isaac Corp...................................  47,696   4,558,307
*   Fairchild Semiconductor International, Inc........ 180,428   3,696,970
*   FalconStor Software, Inc..........................  21,742      40,440
#*  FARO Technologies, Inc............................  11,460     294,178
#   FEI Co............................................  38,661   2,800,989
    Fidelity National Information Services, Inc....... 252,728  15,095,443
#*  Finisar Corp...................................... 144,944   1,840,789
#*  FireEye, Inc......................................  93,040   1,310,934
*   First Solar, Inc.................................. 118,225   8,117,329
#*  Fiserv, Inc....................................... 159,078  15,042,416
#*  FleetCor Technologies, Inc........................  62,516   7,679,465
*   Flextronics International, Ltd.................... 564,476   5,915,708
    FLIR Systems, Inc................................. 208,211   6,088,090
*   FormFactor, Inc...................................  87,973     731,056
#   Forrester Research, Inc...........................  21,432     685,181
*   Fortinet, Inc.....................................  46,200   1,300,068
*   Frequency Electronics, Inc........................   5,169      45,901
*   Gartner, Inc......................................  58,481   5,139,895
*   Genpact, Ltd...................................... 269,993   6,458,233
*   GigOptix, Inc.....................................   1,174       3,663
    Global Payments, Inc.............................. 249,664  14,717,693
    GlobalScape, Inc..................................   7,843      26,666
#*  Glu Mobile, Inc...................................  17,431      38,523
*   GrubHub, Inc......................................  36,053     679,599
#*  GSE Systems, Inc..................................  10,738      22,657

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   GSI Group, Inc....................................    38,317 $    473,598
*   GSI Technology, Inc...............................    16,182       55,828
#*  GTT Communications, Inc...........................    35,175      523,756
#*  Guidewire Software, Inc...........................    48,049    2,644,617
    Hackett Group, Inc. (The).........................    47,508      701,693
*   Harmonic, Inc.....................................   161,963      534,478
    Harris Corp.......................................   101,459    8,823,889
    Heartland Payment Systems, Inc....................    63,958    5,889,253
    Hewlett Packard Enterprise Co..................... 1,235,097   16,994,935
    HP, Inc........................................... 1,061,481   10,306,981
#*  Hutchinson Technology, Inc........................    25,771       95,353
    IAC/InterActiveCorp...............................   104,162    5,410,174
#*  ID Systems, Inc...................................     7,118       28,543
#*  Identiv, Inc......................................     2,956        5,616
*   IEC Electronics Corp..............................     5,002       16,857
*   II-VI, Inc........................................    71,881    1,495,125
#*  Imation Corp......................................    27,305       22,928
*   Immersion Corp....................................     9,931       84,215
#*  Infinera Corp.....................................    91,317    1,398,976
    Ingram Micro, Inc. Class A........................   188,838    5,325,232
*   Innodata, Inc.....................................    13,032       31,407
*   Inphi Corp........................................    15,287      424,214
*   Insight Enterprises, Inc..........................    58,204    1,375,361
*   Integrated Device Technology, Inc.................   157,603    4,015,724
    Intel Corp........................................ 3,317,365  102,904,662
#   InterDigital, Inc.................................    67,159    3,024,841
*   Internap Corp.....................................    96,861      373,883
#   International Business Machines Corp..............   518,937   64,758,148
#   Intersil Corp. Class A............................   151,326    1,967,238
*   inTEST Corp.......................................     1,100        4,400
*   Intevac, Inc......................................    16,827       75,217
*   IntraLinks Holdings, Inc..........................    73,541      592,740
*   IntriCon Corp.....................................     2,604       19,478
#   Intuit, Inc.......................................   129,809   12,398,058
*   Inuvo, Inc........................................       773        1,817
#*  IPG Photonics Corp................................    74,604    6,030,241
*   Iteris, Inc.......................................     3,700        7,881
#*  Itron, Inc........................................    43,593    1,436,825
*   Ixia..............................................    92,014      880,574
    IXYS Corp.........................................    46,445      554,089
#   j2 Global, Inc....................................    61,199    4,437,539
    Jabil Circuit, Inc................................   335,094    6,671,722
    Jack Henry & Associates, Inc......................   124,177   10,080,689
    Juniper Networks, Inc.............................   244,305    5,765,598
*   Kemet Corp........................................    43,819       64,852
*   Key Tronic Corp...................................     8,234       62,414
*   Keysight Technologies, Inc........................   223,147    5,221,640
*   Kimball Electronics, Inc..........................    22,900      229,916
    KLA-Tencor Corp...................................   144,648    9,689,970
#*  Knowles Corp......................................    53,836      732,170
#*  Kopin Corp........................................    52,846      101,993
*   Kulicke & Soffa Industries, Inc...................   139,794    1,414,715
*   KVH Industries, Inc...............................    14,698      141,836

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Lam Research Corp.................................   132,638 $  9,522,082
#*  Lattice Semiconductor Corp........................   158,683      771,199
    Leidos Holdings, Inc..............................    86,483    3,988,596
    Lexmark International, Inc. Class A...............    99,929    2,818,997
*   LGL Group, Inc. (The).............................       964        3,499
*   Limelight Networks, Inc...........................   102,679      128,349
#   Linear Technology Corp............................   165,351    7,065,448
*   LinkedIn Corp. Class A............................    18,979    3,756,134
*   Lionbridge Technologies, Inc......................    82,872      383,697
*   Liquidity Services, Inc...........................    16,992      110,618
#   Littelfuse, Inc...................................    23,232    2,367,341
*   LoJack Corp.......................................    18,587       99,626
*   Lumentum Holdings, Inc............................    49,609      978,786
#*  M/A-COM Technology Solutions Holdings, Inc........    60,692    2,336,642
#*  Magnachip Semiconductor Corp......................    38,971      178,487
*   Manhattan Associates, Inc.........................    88,179    5,083,519
    ManTech International Corp. Class A...............    40,672    1,172,574
    Marchex, Inc. Class B.............................    18,835       71,950
#   Marvell Technology Group, Ltd.....................   285,668    2,528,162
    MasterCard, Inc. Class A..........................   551,036   49,058,735
*   Mattersight Corp..................................     2,290       12,503
*   Mattson Technology, Inc...........................    74,266      259,188
    Maxim Integrated Products, Inc....................   117,295    3,917,653
    MAXIMUS, Inc......................................   105,085    5,608,386
*   MaxLinear, Inc. Class A...........................    45,038      692,684
#*  Maxwell Technologies, Inc.........................    30,742      214,272
*   MeetMe, Inc.......................................     9,951       31,744
    Mentor Graphics Corp..............................   166,177    2,888,156
*   Mercury Systems, Inc..............................    38,127      727,844
#   Mesa Laboratories, Inc............................     2,778      288,912
    Methode Electronics, Inc..........................    50,622    1,319,209
#   Microchip Technology, Inc.........................   182,807    8,191,582
#*  Micron Technology, Inc............................   646,334    7,129,064
*   Microsemi Corp....................................   158,687    5,030,378
    Microsoft Corp.................................... 3,673,747  202,386,722
*   MicroStrategy, Inc. Class A.......................    14,500    2,501,395
    MKS Instruments, Inc..............................    73,251    2,596,015
    MOCON, Inc........................................     3,434       45,020
#*  ModusLink Global Solutions, Inc...................    50,605      108,801
*   MoneyGram International, Inc......................    45,442      240,843
    Monolithic Power Systems, Inc.....................    27,993    1,751,522
    Monotype Imaging Holdings, Inc....................    39,226      978,296
#*  Monster Worldwide, Inc............................   186,179      929,033
*   MoSys, Inc........................................    27,600       25,116
    Motorola Solutions, Inc...........................    56,469    3,770,435
    MTS Systems Corp..................................    18,506      988,220
*   Multi-Fineline Electronix, Inc....................    31,117      520,587
*   Nanometrics, Inc..................................    27,247      385,000
*   NAPCO Security Technologies, Inc..................     8,159       44,467
#   National Instruments Corp.........................   121,245    3,455,483
    NCI, Inc. Class A.................................     5,908       74,559
#*  NCR Corp..........................................   196,537    4,194,100
#*  NeoPhotonics Corp.................................    28,816      258,480

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#   NetApp, Inc.......................................   250,383 $ 5,490,899
*   NETGEAR, Inc......................................    51,932   1,940,699
*   NetScout Systems, Inc.............................    87,872   1,893,642
#*  NetSuite, Inc.....................................    16,779   1,163,959
#*  NeuStar, Inc. Class A.............................    51,089   1,255,768
*   Newport Corp......................................    62,835     956,977
    NIC, Inc..........................................    67,577   1,337,349
#*  Novatel Wireless, Inc.............................    23,600      25,488
*   Nuance Communications, Inc........................   410,240   7,232,531
#*  Numerex Corp. Class A.............................     7,300      45,406
    NVE Corp..........................................       760      37,696
    NVIDIA Corp.......................................   374,667  10,973,996
*   NXP Semiconductors NV.............................    33,520   2,506,626
#*  Oclaro, Inc.......................................    55,087     190,601
*   ON Semiconductor Corp.............................   646,640   5,535,238
#*  Onvia, Inc........................................       442       1,538
    Optical Cable Corp................................     3,696       8,870
    Oracle Corp....................................... 1,433,762  52,059,898
*   OSI Systems, Inc..................................    28,861   1,582,160
#*  Palo Alto Networks, Inc...........................    29,800   4,454,802
*   PAR Technology Corp...............................     8,654      50,366
    Park Electrochemical Corp.........................    18,914     307,920
#   Paychex, Inc......................................   261,314  12,506,488
#*  Paycom Software, Inc..............................    59,890   1,805,684
*   PayPal Holdings, Inc..............................   380,563  13,753,547
    PC Connection, Inc................................    26,879     606,659
    PC-Tel, Inc.......................................    13,527      64,794
*   PCM, Inc..........................................     7,619      62,857
#*  PDF Solutions, Inc................................    34,470     373,310
    Pegasystems, Inc..................................    80,720   1,896,920
*   Perceptron, Inc...................................     7,250      47,850
*   Perficient, Inc...................................    52,101     992,524
*   PFSweb, Inc.......................................    21,301     263,706
#*  Photronics, Inc...................................    79,555     949,887
    Plantronics, Inc..................................    52,203   2,340,260
*   Plexus Corp.......................................    47,260   1,651,737
*   Polycom, Inc......................................   192,511   1,961,687
    Power Integrations, Inc...........................    17,373     818,789
*   PRGX Global, Inc..................................    24,971      94,890
#*  Progress Software Corp............................    57,606   1,491,419
*   PTC, Inc..........................................    88,905   2,632,477
#   QAD, Inc. Class A.................................    14,038     259,843
    QAD, Inc. Class B.................................     1,959      30,404
*   QLogic Corp.......................................   145,713   1,868,041
*   Qorvo, Inc........................................    84,258   3,336,617
    QUALCOMM, Inc.....................................   600,994  27,249,068
*   Qualys, Inc.......................................     1,547      40,207
#*  Quantum Corp......................................   159,904      75,986
#*  QuinStreet, Inc...................................    33,721     128,477
*   Qumu Corp.........................................     6,460      20,220
*   Rackspace Hosting, Inc............................   155,377   3,140,169
*   Radisys Corp......................................    20,449      55,212
#*  Rambus, Inc.......................................   130,054   1,591,861

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   RealD, Inc........................................  39,467 $   410,062
*   RealNetworks, Inc................................. 129,142     467,494
*   RealPage, Inc.....................................  12,143     234,238
*   Red Hat, Inc......................................  90,510   6,340,226
    Reis, Inc.........................................   6,081     137,127
*   Relm Wireless Corp................................   1,238       4,878
#   RF Industries, Ltd................................   4,931      20,365
    Richardson Electronics, Ltd.......................   9,355      48,178
#*  Rightside Group, Ltd..............................   8,535      76,815
#*  Rofin-Sinar Technologies, Inc.....................  40,027   1,020,288
*   Rogers Corp.......................................  23,212   1,101,874
*   Rosetta Stone, Inc................................  20,764     138,288
#*  Rovi Corp......................................... 140,121   2,726,755
*   Rubicon Technology, Inc...........................  18,250      18,980
#*  Ruckus Wireless, Inc..............................  49,931     419,920
*   Rudolph Technologies, Inc.........................  44,204     566,253
    Sabre Corp........................................ 143,699   3,680,131
#*  salesforce.com, Inc............................... 133,094   9,058,378
    SanDisk Corp......................................  99,509   7,035,286
*   Sanmina Corp...................................... 134,752   2,525,252
*   ScanSource, Inc...................................  42,666   1,338,859
    Science Applications International Corp...........  82,217   3,504,089
*   SciQuest, Inc.....................................   1,304      16,600
#*  Seachange International, Inc......................  58,324     362,775
#   Seagate Technology P.L.C.......................... 223,885   6,503,859
*   Semtech Corp......................................  57,005   1,145,801
*   ServiceNow, Inc...................................  37,799   2,351,476
#*  ServiceSource International, Inc..................  21,415      82,876
*   Sevcon, Inc.......................................     613       5,836
*   ShoreTel, Inc.....................................  54,109     444,235
#*  Shutterstock, Inc.................................  14,654     423,354
*   Sigma Designs, Inc................................  52,802     350,077
*   Silicon Graphics International Corp...............  18,836     110,662
#*  Silicon Laboratories, Inc.........................  46,393   2,115,521
    Skyworks Solutions, Inc........................... 145,776  10,046,882
*   SMTC Corp.........................................  10,077      12,596
*   SolarWinds, Inc...................................  74,105   4,442,595
    Solera Holdings, Inc..............................  87,384   4,741,456
#*  Sonus Networks, Inc............................... 100,216     601,296
#*  Splunk, Inc.......................................  32,301   1,495,213
#   SS&C Technologies Holdings, Inc...................  86,483   5,559,992
*   Stamps.com, Inc...................................  13,952   1,308,977
*   StarTek, Inc......................................   8,170      32,762
#*  Stratasys, Ltd....................................  51,731     843,215
#*  SunPower Corp..................................... 140,537   3,575,261
#*  Super Micro Computer, Inc.........................  61,650   1,835,937
#*  Support.com, Inc..................................  43,901      37,891
*   Sykes Enterprises, Inc............................  64,774   1,906,947
    Symantec Corp..................................... 762,862  15,135,182
#*  Synaptics, Inc....................................  50,331   3,689,766
#*  Synchronoss Technologies, Inc.....................  57,157   1,751,290
#   SYNNEX Corp.......................................  64,193   5,389,002
*   Synopsys, Inc.....................................  95,070   4,078,503

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Syntel, Inc.......................................  89,861 $ 4,254,020
*   Tableau Software, Inc. Class A....................  13,760   1,104,102
#*  Take-Two Interactive Software, Inc................  59,279   2,056,981
#*  Tangoe, Inc.......................................   6,869      57,494
    TE Connectivity, Ltd.............................. 190,218  10,872,861
#*  Tech Data Corp....................................  60,394   3,768,586
*   TechTarget, Inc...................................     800       6,360
*   TeleCommunication Systems, Inc. Class A...........  44,803     222,223
*   Telenav, Inc......................................  57,056     328,643
    TeleTech Holdings, Inc............................  53,518   1,429,466
#*  Teradata Corp..................................... 151,533   3,688,313
    Teradyne, Inc..................................... 273,267   5,309,578
    Tessco Technologies, Inc..........................   6,747     111,460
    Tessera Technologies, Inc.........................  78,455   2,261,073
    Texas Instruments, Inc............................ 556,753  29,468,936
#   TheStreet, Inc....................................  10,517      13,777
*   TiVo, Inc......................................... 142,653   1,138,371
    Total System Services, Inc........................ 175,829   7,061,293
    TransAct Technologies, Inc........................   5,192      40,134
    Travelport Worldwide, Ltd.........................   5,205      56,682
*   Travelzoo, Inc....................................   2,163      17,542
#*  Trimble Navigation, Ltd........................... 192,384   3,711,087
*   Trio-Tech International...........................   1,525       3,889
*   TSR, Inc..........................................     210         788
#*  TTM Technologies, Inc............................. 152,562     889,436
#*  Twitter, Inc......................................  87,704   1,473,427
*   Tyler Technologies, Inc...........................  26,835   4,214,705
#*  Ubiquiti Networks, Inc............................  74,909   2,218,055
#*  Ultimate Software Group, Inc. (The)...............  22,693   3,985,572
*   Ultra Clean Holdings, Inc.........................  28,227     145,651
#*  Ultratech, Inc....................................  49,499     998,395
#*  Unisys Corp.......................................  67,045     658,382
*   United Online, Inc................................  23,205     246,205
#*  Universal Display Corp............................  14,859     729,577
*   Universal Security Instruments, Inc...............   1,135       4,631
*   Unwired Planet, Inc...............................   3,556      33,000
#*  USA Technologies, Inc.............................  15,296      49,253
*   Vantiv, Inc. Class A.............................. 159,537   7,506,216
#*  VASCO Data Security International, Inc............  17,422     270,041
#*  Veeco Instruments, Inc............................  57,214   1,066,469
#*  VeriFone Systems, Inc............................. 148,053   3,462,960
*   Verint Systems, Inc...............................  42,100   1,541,281
#*  VeriSign, Inc.....................................  58,937   4,455,637
#*  ViaSat, Inc.......................................  61,050   3,815,625
#*  Viavi Solutions, Inc.............................. 248,050   1,240,250
*   Vicon Industries, Inc.............................     600         990
*   Virtusa Corp......................................  25,475   1,139,242
#   Visa, Inc. Class A................................ 737,983  54,972,354
#   Vishay Intertechnology, Inc....................... 174,612   2,001,054
*   Vishay Precision Group, Inc.......................  12,209     144,310
#*  VMware, Inc. Class A..............................  21,646     990,305
#   Wayside Technology Group, Inc.....................   2,300      41,975
#*  Web.com Group, Inc................................  99,706   1,877,464

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  WebMD Health Corp.................................    43,694 $    2,233,200
*   Westell Technologies, Inc. Class A................    44,422         48,864
    Western Digital Corp..............................   124,496      5,973,318
#   Western Union Co. (The)...........................   378,295      6,748,783
#*  WEX, Inc..........................................    54,404      3,950,274
*   Wireless Telecom Group, Inc.......................     3,316          4,974
#*  Workday, Inc. Class A.............................    25,859      1,629,376
*   Xcerra Corp.......................................    51,972        284,807
    Xerox Corp........................................   944,275      9,206,681
    Xilinx, Inc.......................................   188,062      9,453,877
*   XO Group, Inc.....................................    30,630        456,387
*   Yahoo!, Inc.......................................   335,317      9,895,205
*   Zebra Technologies Corp. Class A..................    45,257      2,733,523
#*  Zillow Group, Inc. Class A........................    25,067        543,202
#*  Zillow Group, Inc. Class C........................    27,180        557,190
*   Zix Corp..........................................    61,620        276,674
*   Zynga, Inc. Class A............................... 1,159,457      2,852,264
                                                                 --------------
Total Information Technology..........................            2,340,797,653
                                                                 --------------
Materials -- (3.8%)
    A Schulman, Inc...................................    39,030        988,240
    AEP Industries, Inc...............................    10,310        872,638
    Air Products & Chemicals, Inc.....................    75,465      9,562,170
    Airgas, Inc.......................................    90,022     12,603,080
#   Albemarle Corp....................................    76,603      4,032,382
    Alcoa, Inc........................................   766,318      5,586,458
#   Allegheny Technologies, Inc.......................   119,782      1,123,555
#*  AM Castle & Co....................................    20,061         36,912
*   American Biltrite, Inc............................        17          6,443
#   American Vanguard Corp............................    45,531        512,679
    Ampco-Pittsburgh Corp.............................     7,591         79,098
    AptarGroup, Inc...................................    97,689      7,121,528
    Ashland, Inc......................................    55,082      5,219,570
    Avery Dennison Corp...............................   129,457      7,882,637
    Axiall Corp.......................................    80,004      1,434,472
    Balchem Corp......................................    43,092      2,419,185
#   Ball Corp.........................................   110,454      7,381,641
    Bemis Co., Inc....................................   158,198      7,572,938
*   Berry Plastics Group, Inc.........................   143,262      4,455,448
*   Boise Cascade Co..................................    62,160      1,284,226
    Cabot Corp........................................    73,543      2,966,725
    Calgon Carbon Corp................................    70,452      1,140,618
#   Carpenter Technology Corp.........................    59,757      1,658,854
    Celanese Corp. Series A...........................   138,390      8,811,291
*   Century Aluminum Co...............................   104,407        492,801
    CF Industries Holdings, Inc.......................   324,429      9,732,870
#   Chase Corp........................................     5,531        254,149
    Chemours Co. (The)................................    77,495        305,330
*   Chemtura Corp.....................................   124,989      3,279,711
*   Clearwater Paper Corp.............................    28,466      1,114,729
*   Codexis, Inc......................................     5,607         22,708
#*  Coeur Mining, Inc.................................   182,225        402,717
    Commercial Metals Co..............................   196,558      2,736,087

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
#   Compass Minerals International, Inc...............  63,428 $ 4,747,586
#*  Contango ORE, Inc.................................     833       2,707
*   Core Molding Technologies, Inc....................  12,521     135,602
*   Crown Holdings, Inc............................... 111,084   5,096,534
#   Deltic Timber Corp................................  10,115     555,516
    Domtar Corp....................................... 103,576   3,340,326
    Dow Chemical Co. (The)............................ 592,463  24,883,446
    Eagle Materials, Inc..............................  75,920   4,064,757
    Eastman Chemical Co............................... 219,409  13,430,025
    Ecolab, Inc....................................... 118,239  12,754,441
    EI du Pont de Nemours & Co........................ 376,704  19,874,903
*   Ferro Corp........................................ 143,170   1,330,049
    Ferroglobe P.L.C..................................  73,494     624,699
#*  Flotek Industries, Inc............................  48,593     324,601
#   FMC Corp..........................................  83,865   2,995,658
#   Freeport-McMoRan, Inc............................. 467,385   2,149,971
    Friedman Industries, Inc..........................   5,521      26,501
    FutureFuel Corp...................................  42,155     527,781
    Graphic Packaging Holding Co...................... 626,888   7,121,448
#   Greif, Inc. Class A...............................  27,616     729,891
    Greif, Inc. Class B...............................  14,223     519,140
*   Handy & Harman, Ltd...............................     900      15,318
#   Hawkins, Inc......................................  11,590     434,277
    Haynes International, Inc.........................  16,009     512,288
    HB Fuller Co......................................  65,901   2,452,835
*   Headwaters, Inc................................... 100,129   1,599,060
#   Hecla Mining Co................................... 288,915     537,382
#*  Horsehead Holding Corp............................  84,486      21,755
    Huntsman Corp..................................... 410,852   3,545,653
    Innophos Holdings, Inc............................  31,781     848,871
    Innospec, Inc.....................................  36,671   1,828,049
#   International Flavors & Fragrances, Inc...........  50,655   5,924,609
    International Paper Co............................ 662,434  22,661,867
*   Intrepid Potash, Inc..............................  65,369     142,504
    Kaiser Aluminum Corp..............................  20,375   1,583,953
    KapStone Paper and Packaging Corp................. 166,135   2,455,475
    KMG Chemicals, Inc................................  15,845     365,386
*   Koppers Holdings, Inc.............................  42,108     712,888
*   Kraton Performance Polymers, Inc..................  48,421     710,820
#   Kronos Worldwide, Inc.............................  56,104     263,689
#*  Louisiana-Pacific Corp............................ 196,686   3,091,904
#*  LSB Industries, Inc...............................  29,223     163,649
    LyondellBasell Industries NV Class A.............. 223,952  17,461,537
    Martin Marietta Materials, Inc....................  36,704   4,609,288
    Materion Corp.....................................  34,576     846,766
#   McEwen Mining, Inc................................ 136,545     167,950
    Mercer International, Inc.........................  77,514     569,728
    Minerals Technologies, Inc........................  42,583   1,745,477
#   Monsanto Co....................................... 249,633  22,616,750
    Mosaic Co. (The).................................. 275,764   6,645,912
    Myers Industries, Inc.............................  56,918     648,296
    Neenah Paper, Inc.................................  28,158   1,701,870
#   NewMarket Corp....................................  14,566   5,524,447

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
            Newmont Mining Corp........................... 429,728 $  8,577,371
*           Northern Technologies International Corp......   2,180       22,672
            Nucor Corp.................................... 258,209   10,088,226
            Olin Corp..................................... 522,629    8,853,335
#           Olympic Steel, Inc............................  21,508      200,885
#*          OMNOVA Solutions, Inc.........................  38,468      201,957
*           Owens-Illinois, Inc........................... 300,040    3,882,518
            Packaging Corp. of America.................... 121,828    6,192,517
            PH Glatfelter Co..............................  57,610      850,324
#*          Platform Specialty Products Corp.............. 245,807    1,875,507
            PolyOne Corp.................................. 135,648    3,670,635
            PPG Industries, Inc........................... 119,675   11,383,486
#           Praxair, Inc.................................. 162,195   16,219,500
            Quaker Chemical Corp..........................  18,372    1,378,084
            Reliance Steel & Aluminum Co.................. 102,286    5,824,165
#*          Rentech, Inc..................................  15,356       29,944
#*          Resolute Forest Products, Inc.................   8,001       45,126
#           Royal Gold, Inc...............................  77,077    2,296,124
            RPM International, Inc........................ 148,917    5,844,992
#           Schnitzer Steel Industries, Inc. Class A......  53,283      716,656
            Schweitzer-Mauduit International, Inc.........  44,771    1,880,382
            Scotts Miracle-Gro Co. (The) Class A.......... 103,770    7,126,924
            Sealed Air Corp............................... 162,778    6,597,392
            Sensient Technologies Corp....................  49,332    2,943,640
            Sherwin-Williams Co. (The)....................  41,535   10,619,254
            Silgan Holdings, Inc.......................... 111,189    5,878,562
            Sonoco Products Co............................ 178,723    7,061,346
#           Southern Copper Corp..........................  73,734    1,911,185
            Steel Dynamics, Inc........................... 289,854    5,318,821
            Stepan Co.....................................  29,955    1,346,777
#*          Stillwater Mining Co.......................... 166,620    1,091,361
            SunCoke Energy, Inc...........................  96,443      364,555
            Synalloy Corp.................................   4,755       33,523
            TimkenSteel Corp..............................  40,213      362,319
#*          Trecora Resources.............................  15,645      164,585
            Tredegar Corp.................................  13,871      182,126
#           Tronox, Ltd. Class A..........................  74,433      265,726
            United States Lime & Minerals, Inc............   4,011      220,485
#           United States Steel Corp...................... 173,164    1,212,148
#*          Universal Stainless & Alloy Products, Inc.....   5,675       38,817
#*          US Concrete, Inc..............................  35,085    1,595,666
#           Valhi, Inc....................................  66,024       78,569
            Valspar Corp. (The)...........................  63,347    4,961,971
            Vulcan Materials Co........................... 109,356    9,645,199
            Westlake Chemical Corp........................ 110,933    5,045,233
            WestRock Co................................... 229,068    8,081,519
            Worthington Industries, Inc...................  75,774    2,317,927
*           WR Grace & Co.................................  62,027    5,045,276
                                                                   ------------
Total Materials...........................................          510,285,037
                                                                   ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares............     405           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.........  15,579           --

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Other -- (Continued)
(degrees)*  Softbrands, Inc. Escrow Shares..............     3,200 $         --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.3%)
#*          8x8, Inc....................................    51,971      652,756
*           Alaska Communications Systems Group, Inc....    30,523       49,447
            AT&T, Inc................................... 3,363,854  121,300,575
            Atlantic Tele-Network, Inc..................    20,611    1,586,841
#*          Boingo Wireless, Inc........................    59,265      361,517
            CenturyLink, Inc............................   703,194   17,875,191
#*          Cincinnati Bell, Inc........................   345,476    1,119,342
#           Cogent Communications Holdings, Inc.........    60,819    2,031,963
#           Consolidated Communications Holdings, Inc...    78,759    1,578,330
#*          FairPoint Communications, Inc...............     9,361      140,415
#           Frontier Communications Corp................ 1,172,656    5,335,585
*           General Communication, Inc. Class A.........    77,662    1,407,235
            IDT Corp. Class B...........................    37,875      481,012
            Inteliquent, Inc............................    68,915    1,183,960
#*          Intelsat SA.................................     9,450       31,563
#*          Iridium Communications, Inc.................    57,785      402,184
*           Level 3 Communications, Inc.................   221,563   10,814,490
*           Lumos Networks Corp.........................    24,438      282,992
#*          NTELOS Holdings Corp........................    26,667      246,670
#*          ORBCOMM, Inc................................    82,971      605,688
*           SBA Communications Corp. Class A............    76,978    7,642,376
            Shenandoah Telecommunications Co............   105,144    2,416,209
            Spok Holdings, Inc..........................    22,770      410,088
#*          Sprint Corp.................................   705,126    2,129,481
#*          Straight Path Communications, Inc. Class B..     5,292      119,070
*           T-Mobile US, Inc............................   151,440    6,080,316
            Telephone & Data Systems, Inc...............   140,541    3,259,146
*           United States Cellular Corp.................    32,372    1,218,482
#           Verizon Communications, Inc................. 2,395,247  119,690,493
*           Vonage Holdings Corp........................   252,470    1,295,171
#           Windstream Holdings, Inc....................   160,329      925,098
                                                                   ------------
Total Telecommunication Services........................            312,673,686
                                                                   ------------
Utilities -- (3.2%)
            AES Corp....................................   386,774    3,674,353
            AGL Resources, Inc..........................   156,620    9,954,767
            ALLETE, Inc.................................    63,856    3,377,982
            Alliant Energy Corp.........................    63,847    4,171,763
            Ameren Corp.................................   120,526    5,414,028
            American Electric Power Co., Inc............   174,029   10,610,548
            American States Water Co....................    51,189    2,323,981
            American Water Works Co., Inc...............    91,551    5,942,575
#           Aqua America, Inc...........................   232,513    7,331,135
#           Artesian Resources Corp. Class A............     6,342      192,226
            Atmos Energy Corp...........................   127,853    8,849,985
*           Avangrid, Inc...............................    64,511    2,480,448
#           Avista Corp.................................    83,194    3,080,674
            Black Hills Corp............................    64,701    3,188,465

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Utilities -- (Continued)
    California Water Service Group....................  61,575 $ 1,544,917
*   Calpine Corp...................................... 560,279   8,577,871
    CenterPoint Energy, Inc........................... 194,478   3,475,322
#   Chesapeake Utilities Corp.........................  19,889   1,252,410
    Cleco Corp........................................  66,034   3,509,047
#   CMS Energy Corp................................... 141,317   5,494,405
#   Connecticut Water Service, Inc....................  15,422     662,066
#   Consolidated Edison, Inc.......................... 135,135   9,377,018
#   Consolidated Water Co., Ltd.......................  12,219     142,107
    Delta Natural Gas Co., Inc........................   3,458      75,419
#   Dominion Resources, Inc........................... 222,653  16,068,867
    DTE Energy Co.....................................  87,156   7,409,132
#   Duke Energy Corp.................................. 259,292  19,524,688
*   Dynegy, Inc....................................... 160,640   1,901,978
#   Edison International.............................. 124,310   7,682,358
    El Paso Electric Co...............................  53,777   2,201,093
    Empire District Electric Co. (The)................  57,328   1,682,003
    Entergy Corp......................................  82,315   5,809,793
    Eversource Energy................................. 159,328   8,571,846
    Exelon Corp....................................... 325,119   9,613,769
    FirstEnergy Corp.................................. 217,424   7,188,037
    Gas Natural, Inc..................................   3,269      27,198
#   Genie Energy, Ltd. Class B........................  16,745     140,825
    Great Plains Energy, Inc.......................... 202,924   5,657,521
    Hawaiian Electric Industries, Inc.................  99,816   2,986,495
#   IDACORP, Inc......................................  66,305   4,614,165
    ITC Holdings Corp................................. 205,353   8,193,585
#   Laclede Group, Inc. (The).........................  56,789   3,631,089
#   MDU Resources Group, Inc.......................... 254,626   4,298,087
#   MGE Energy, Inc...................................  44,073   2,135,337
#   Middlesex Water Co................................  16,729     485,141
#   National Fuel Gas Co.............................. 110,108   4,991,196
    New Jersey Resources Corp......................... 112,359   3,957,284
    NextEra Energy, Inc............................... 172,896  19,314,212
    NiSource, Inc..................................... 400,709   8,418,896
#   Northwest Natural Gas Co..........................  35,364   1,837,160
#   NorthWestern Corp.................................  62,885   3,511,498
    NRG Energy, Inc................................... 251,250   2,673,300
#   NRG Yield, Inc. Class A...........................  41,724     517,378
#   NRG Yield, Inc. Class C...........................  41,724     552,426
    OGE Energy Corp................................... 233,993   6,137,636
#   ONE Gas, Inc......................................  67,711   3,829,734
#   Ormat Technologies, Inc...........................  33,366   1,181,156
#   Otter Tail Corp...................................  46,697   1,300,044
#   Pattern Energy Group, Inc.........................  67,192   1,273,288
    Pepco Holdings, Inc...............................  86,562   2,309,474
    PG&E Corp......................................... 175,541   9,638,956
    Piedmont Natural Gas Co., Inc..................... 101,583   6,017,777
    Pinnacle West Capital Corp........................  62,138   4,120,371
    PNM Resources, Inc................................ 108,431   3,405,818
    Portland General Electric Co...................... 116,795   4,539,822
#   PPL Corp.......................................... 246,027   8,625,707
    Public Service Enterprise Group, Inc.............. 186,357   7,696,544

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES      VALUE+
                                                      ------- ---------------
Utilities -- (Continued)
#            Questar Corp............................ 231,125 $     4,712,639
             RGC Resources, Inc......................   1,530          32,436
#            SCANA Corp..............................  70,604       4,444,522
             Sempra Energy...........................  86,820       8,226,195
             SJW Corp................................  29,979         977,315
             South Jersey Industries, Inc............  85,132       2,116,381
             Southern Co. (The)...................... 338,225      16,545,967
             Southwest Gas Corp......................  61,313       3,607,044
#*           Talen Energy Corp.......................  26,645         190,512
             TECO Energy, Inc........................ 299,108       8,111,809
             UGI Corp................................ 272,705       9,271,970
             Unitil Corp.............................  22,877         886,484
             Vectren Corp............................ 108,757       4,550,393
             WEC Energy Group, Inc................... 169,138       9,341,492
             Westar Energy, Inc...................... 168,421       7,336,419
#            WGL Holdings, Inc.......................  66,031       4,410,210
#            Xcel Energy, Inc........................ 239,387       9,149,371
#            York Water Co. (The)....................  10,442         278,488
                                                              ---------------
Total Utilities......................................             424,565,843
                                                              ---------------
TOTAL COMMON STOCKS..................................          12,374,617,614
                                                              ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares...............     666              --
                                                              ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................     988              --
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights............... 216,226           1,730
(degrees)*   Dyax Corp. Contingent Value Rights......  53,451          59,331
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................   6,234              --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............  51,554          97,437
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................  12,563              --
(degrees)*   Safeway Casa Ley Contingent Value Rights 213,913         217,100

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                     SHARES        VALUE+
                                                   ----------- ---------------
(degrees)*    Safeway PDC, LLC Contingent Value
                Rights............................     213,913 $        10,439
TOTAL RIGHTS/WARRANTS.............................                     386,037
                                                               ---------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                   -----------
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)     Capital Properties, Inc., 5.000%....         540             524
                                                               ---------------
Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc., 0.000%..       1,719           1,685
                                                               ---------------
TOTAL BONDS.......................................                       2,209
                                                               ---------------
TOTAL INVESTMENT SECURITIES.......................              12,375,005,860
                                                               ---------------

                                                     SHARES
                                                   -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
              State Street Institutional Liquid
              Reserves, 0.358%.................... 132,633,540     132,633,540
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@          DFA Short Term Investment Fund......  71,292,100     824,849,592
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,232,874,299)^^........................             $13,332,488,992
                                                               ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,991,748,991           --   --    $ 1,991,748,991
   Consumer Staples...........   1,097,865,623           --   --      1,097,865,623
   Energy.....................     780,596,462           --   --        780,596,462
   Financials.................   1,814,781,439           --   --      1,814,781,439
   Health Care................   1,475,549,789           --   --      1,475,549,789
   Industrials................   1,625,753,091           --   --      1,625,753,091
   Information Technology.....   2,340,797,653           --   --      2,340,797,653
   Materials..................     510,285,037           --   --        510,285,037
   Other......................              --           --   --                 --
   Telecommunication Services.     312,673,686           --   --        312,673,686
   Utilities..................     424,565,843           --   --        424,565,843
Preferred Stocks
   Other......................              --           --   --                 --
Rights/Warrants...............              -- $    386,037   --            386,037
Bonds
   Financials.................              --          524   --                524
   Health Care................              --        1,685   --              1,685
Temporary Cash Investments....     132,633,540           --   --        132,633,540
Securities Lending Collateral.              --  824,849,592   --        824,849,592
Futures Contracts**...........       1,379,394           --   --          1,379,394
                               --------------- ------------   --    ---------------
TOTAL......................... $12,508,630,548 $825,237,838   --    $13,333,868,386
                               =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (91.4%)

Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A................... 108,326 $   769,656
    A.H. Belo Corp. Class A...........................  28,956     173,157
    Aaron's, Inc...................................... 179,009   4,095,726
#   Abercrombie & Fitch Co. Class A................... 123,708   3,246,098
    Advance Auto Parts, Inc...........................  32,852   4,995,147
*   Amazon.com, Inc...................................  79,998  46,958,826
    AMC Entertainment Holdings, Inc. Class A..........  43,414     946,425
#*  AMC Networks, Inc. Class A........................  77,373   5,631,981
    AMCON Distributing Co.............................     668      48,280
#*  America's Car-Mart, Inc...........................  18,481     433,564
#*  American Axle & Manufacturing Holdings, Inc....... 165,343   2,119,697
#   American Eagle Outfitters, Inc.................... 463,068   6,779,316
#*  American Public Education, Inc....................  37,438     590,772
*   Apollo Education Group, Inc....................... 306,618   2,434,547
    Aramark........................................... 268,206   8,569,182
#   Arctic Cat, Inc...................................  29,664     365,164
    Ark Restaurants Corp..............................   4,916     105,989
*   Asbury Automotive Group, Inc......................  99,489   4,683,942
#*  Ascena Retail Group, Inc.......................... 514,817   3,799,349
#*  Ascent Capital Group, Inc. Class A................  22,497     256,241
#   Autoliv, Inc......................................  96,235   9,891,033
*   AutoNation, Inc................................... 168,468   7,286,241
*   AutoZone, Inc.....................................   9,128   7,004,736
*   Ballantyne Strong, Inc............................  17,770      78,899
*   Barnes & Noble Education, Inc..................... 130,174   1,434,517
    Barnes & Noble, Inc............................... 235,166   2,062,406
    Bassett Furniture Industries, Inc.................  14,448     432,140
    Beasley Broadcast Group, Inc. Class A.............   8,562      29,710
#*  Beazer Homes USA, Inc.............................  22,402     191,537
#   bebe stores, Inc.................................. 114,792      44,333
#*  Bed Bath & Beyond, Inc............................ 252,073  10,881,991
*   Belmond, Ltd. Class A............................. 294,548   2,491,876
#   Best Buy Co., Inc................................. 495,882  13,849,984
    Big 5 Sporting Goods Corp.........................  53,318     648,880
#   Big Lots, Inc..................................... 187,131   7,256,940
*   Biglari Holdings, Inc.............................     535     202,326
#*  BJ's Restaurants, Inc.............................  67,879   2,911,330
    Bloomin' Brands, Inc.............................. 460,730   8,136,492
#*  Blue Nile, Inc....................................  22,319     776,478
#   Bob Evans Farms, Inc..............................  60,017   2,457,096
#   Bon-Ton Stores, Inc. (The)........................  26,063      44,307
#   BorgWarner, Inc................................... 277,215   8,139,032
    Bowl America, Inc. Class A........................   3,937      56,299
#*  Boyd Gaming Corp..................................  77,977   1,388,770
*   Bravo Brio Restaurant Group, Inc..................  59,705     514,060
*   Bridgepoint Education, Inc........................  89,067     596,749
*   Bright Horizons Family Solutions, Inc.............  79,449   5,574,936
    Brinker International, Inc........................  85,112   4,233,471
    Brunswick Corp.................................... 194,696   7,758,636
#   Buckle, Inc. (The)................................  38,775   1,101,986
#*  Buffalo Wild Wings, Inc...........................  40,317   6,140,279

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc........................    67,264 $    879,813
*   Burlington Stores, Inc............................    77,183    4,147,043
#*  Cabela's, Inc.....................................   163,756    6,889,215
    Cable One, Inc....................................    12,866    5,532,251
    Cablevision Systems Corp. Class A.................   202,674    6,467,327
#   CalAtlantic Group, Inc............................   177,754    5,775,227
    Caleres, Inc......................................   113,367    3,047,305
    Callaway Golf Co..................................   171,480    1,493,591
*   Cambium Learning Group, Inc.......................    82,206      369,927
    Canterbury Park Holding Corp......................     5,270       52,805
    Capella Education Co..............................    42,102    1,848,699
*   Career Education Corp.............................   186,473      537,042
#*  CarMax, Inc.......................................   251,080   11,092,714
*   Carmike Cinemas, Inc..............................    54,441    1,207,501
    Carnival Corp.....................................   161,790    7,786,953
#   Carriage Services, Inc............................    41,292      916,269
*   Carrols Restaurant Group, Inc.....................   109,508    1,463,027
    Carter's, Inc.....................................    98,451    9,571,406
    Cato Corp. (The) Class A..........................    70,407    2,839,514
*   Cavco Industries, Inc.............................    17,850    1,496,901
    CBS Corp. Class A.................................    14,126      738,084
    CBS Corp. Class B.................................   287,701   13,665,797
#*  Central European Media Enterprises, Ltd. Class A..    18,678       48,189
*   Charles & Colvard, Ltd............................    29,159       27,701
#*  Charter Communications, Inc. Class A..............    44,995    7,710,343
#   Cheesecake Factory, Inc. (The)....................   173,768    8,392,994
*   Cherokee, Inc.....................................    12,360      202,457
#   Chico's FAS, Inc..................................   385,096    4,001,147
#   Children's Place, Inc. (The)......................    54,377    3,539,943
#*  Chipotle Mexican Grill, Inc.......................     8,940    4,049,552
#   Choice Hotels International, Inc..................    61,316    2,680,736
#*  Christopher & Banks Corp..........................    66,361      114,805
    Churchill Downs, Inc..............................    29,902    4,130,662
#*  Chuy's Holdings, Inc..............................    56,589    1,934,778
    Cinemark Holdings, Inc............................   270,166    7,967,195
    Citi Trends, Inc..................................    45,840      947,054
#   Clear Channel Outdoor Holdings, Inc. Class A......    55,873      282,159
    ClubCorp Holdings, Inc............................   148,434    1,776,755
#   Coach, Inc........................................   272,948   10,112,723
    Collectors Universe, Inc..........................     8,599      131,135
#   Columbia Sportswear Co............................   113,415    6,258,240
    Comcast Corp. Class A............................. 2,509,404  139,798,897
#*  Conn's, Inc.......................................    56,833      700,183
    Cooper Tire & Rubber Co...........................   192,743    7,027,410
#*  Cooper-Standard Holding, Inc......................     3,813      264,088
    Core-Mark Holding Co., Inc........................    55,778    4,534,194
#   Cracker Barrel Old Country Store, Inc.............    60,179    7,897,290
*   Crocs, Inc........................................   168,395    1,550,918
*   Crown Media Holdings, Inc. Class A................    81,252      364,821
    CSS Industries, Inc...............................     8,600      240,886
    CST Brands, Inc...................................   232,821    9,019,486
    Culp, Inc.........................................    33,342      844,219
*   Cumulus Media, Inc. Class A.......................   140,245       36,786

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Dana Holding Corp.................................   467,227 $ 5,555,329
    Darden Restaurants, Inc...........................   155,114   9,781,489
*   Dave & Buster's Entertainment, Inc................     4,645     168,474
#*  Deckers Outdoor Corp..............................    80,386   3,975,892
#*  Del Frisco's Restaurant Group, Inc................    27,764     439,782
#*  Del Taco Restaurants, Inc.........................    10,667     103,150
    Delphi Automotive P.L.C...........................    61,534   3,996,018
*   Delta Apparel, Inc................................    15,491     186,667
*   Denny's Corp......................................   129,976   1,217,875
    Destination Maternity Corp........................    23,762     158,968
*   Destination XL Group, Inc.........................   108,230     465,389
#   DeVry Education Group, Inc........................   139,075   2,767,593
#*  Diamond Resorts International, Inc................   122,597   2,258,237
    Dick's Sporting Goods, Inc........................   261,162  10,206,211
#   Dillard's, Inc. Class A...........................   112,391   7,913,450
#   DineEquity, Inc...................................    76,135   6,465,384
#*  Discovery Communications, Inc. Class A............   206,926   5,709,088
*   Discovery Communications, Inc. Class B............     1,502      42,799
#*  Discovery Communications, Inc. Class C............   221,638   6,030,770
*   DISH Network Corp. Class A........................    48,643   2,347,998
#*  Dixie Group, Inc. (The)...........................    15,615      67,925
    Dollar General Corp...............................   197,376  14,815,043
*   Dollar Tree, Inc..................................   174,405  14,182,615
    Domino's Pizza, Inc...............................    68,994   7,860,486
#*  Dorman Products, Inc..............................    68,724   2,975,749
    Dover Motorsports, Inc............................     9,156      20,326
    DR Horton, Inc....................................   309,405   8,511,732
*   DreamWorks Animation SKG, Inc. Class A............   131,995   3,384,352
    Drew Industries, Inc..............................    77,572   4,452,633
#   DSW, Inc. Class A.................................   155,233   3,727,144
#   Dunkin' Brands Group, Inc.........................   117,288   4,616,456
    Educational Development Corp......................     3,809      40,109
*   Eldorado Resorts, Inc.............................    20,339     209,898
*   Emerson Radio Corp................................    26,350      25,560
*   Emmis Communications Corp. Class A................     5,500       2,824
*   Entercom Communications Corp. Class A.............    44,205     463,710
    Entravision Communications Corp. Class A..........   208,573   1,555,955
#   Escalade, Inc.....................................    12,111     146,543
#   Ethan Allen Interiors, Inc........................    62,009   1,655,640
#*  EVINE Live, Inc...................................    82,152     100,225
#   EW Scripps Co. (The) Class A......................   134,308   2,549,166
    Expedia, Inc......................................    76,127   7,691,872
#*  Express, Inc......................................   276,765   4,693,934
#*  Famous Dave's of America, Inc.....................    10,924      72,754
#*  Federal-Mogul Holdings Corp.......................   149,931     715,171
#*  Fiesta Restaurant Group, Inc......................    45,194   1,645,062
    Finish Line, Inc. (The) Class A...................   112,873   2,137,815
#*  Five Below, Inc...................................    95,462   3,363,126
#   Flanigan's Enterprises, Inc.......................     1,000      21,050
    Flexsteel Industries, Inc.........................     9,540     416,135
    Foot Locker, Inc..................................   255,692  17,274,552
    Ford Motor Co..................................... 3,723,821  44,462,423
#*  Fossil Group, Inc.................................    79,097   2,578,562

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Fox Factory Holding Corp..........................    27,748 $   410,393
*   Francesca's Holdings Corp.........................   104,994   1,914,041
#   Fred's, Inc. Class A..............................   121,094   1,998,051
#*  FTD Cos., Inc.....................................    42,318   1,045,255
*   Fuel Systems Solutions, Inc.......................    40,800     159,528
*   Full House Resorts, Inc...........................    19,925      28,692
*   G-III Apparel Group, Ltd..........................   113,694   5,611,936
*   Gaiam, Inc. Class A...............................    18,959      92,899
#   GameStop Corp. Class A............................   325,566   8,533,085
*   Gaming Partners International Corp................     8,266      76,047
#   Gannett Co., Inc..................................   163,855   2,431,608
#   Gap, Inc. (The)...................................   201,953   4,992,278
#   Garmin, Ltd.......................................   147,695   5,195,910
    General Motors Co................................. 1,053,550  31,227,222
#*  Genesco, Inc......................................    50,336   3,329,223
#   Gentex Corp.......................................   596,483   8,165,852
*   Gentherm, Inc.....................................   113,335   4,534,533
    Genuine Parts Co..................................   151,236  13,032,006
#   GNC Holdings, Inc. Class A........................   260,642   7,300,582
    Goodyear Tire & Rubber Co. (The)..................   400,502  11,378,262
#*  GoPro, Inc. Class A...............................   175,969   2,014,845
#*  Gordmans Stores, Inc..............................    12,089      30,343
    Graham Holdings Co. Class B.......................    10,916   5,290,876
#*  Grand Canyon Education, Inc.......................   150,482   5,665,647
*   Gray Television, Inc..............................   160,249   2,107,274
*   Gray Television, Inc. Class A.....................     3,160      35,503
*   Green Brick Partners, Inc.........................     5,108      30,035
    Group 1 Automotive, Inc...........................    66,734   3,580,279
#*  Groupon, Inc......................................   282,840     769,325
#   Guess?, Inc.......................................   245,815   4,557,410
#   H&R Block, Inc....................................   123,489   4,204,800
    Hanesbrands, Inc..................................   188,700   5,768,559
#   Harley-Davidson, Inc..............................   244,343   9,773,720
    Harman International Industries, Inc..............    76,195   5,668,146
    Harte-Hanks, Inc..................................   155,666     532,378
#   Hasbro, Inc.......................................    52,585   3,906,014
    Haverty Furniture Cos., Inc.......................    41,148     779,755
    Haverty Furniture Cos., Inc. Class A..............     2,523      46,461
*   Helen of Troy, Ltd................................    61,601   5,505,281
*   Here Media, Inc...................................       300          --
*   Here Media, Inc. Special Shares...................       300          --
#*  hhgregg, Inc......................................    53,331      97,062
#*  Hibbett Sports, Inc...............................    53,369   1,716,347
    Hilton Worldwide Holdings, Inc....................   281,826   5,019,321
#   Home Depot, Inc. (The)............................   286,801  36,068,094
#   Hooker Furniture Corp.............................    17,476     501,736
*   Horizon Global Corp...............................    29,181     278,679
#*  Houghton Mifflin Harcourt Co......................   207,809   3,707,313
    HSN, Inc..........................................    82,540   3,884,332
#*  Hyatt Hotels Corp. Class A........................    31,138   1,204,418
#*  Iconix Brand Group, Inc...........................   111,831     742,558
#*  Installed Building Products, Inc..................    20,858     434,472
#   International Game Technology P.L.C...............    40,473     585,644

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    International Speedway Corp. Class A..............  58,261 $ 1,989,031
    Interpublic Group of Cos., Inc. (The)............. 455,767  10,227,411
    Interval Leisure Group, Inc....................... 122,470   1,442,697
*   Intrawest Resorts Holdings, Inc...................   1,541      12,960
#*  iRobot Corp.......................................  51,251   1,738,946
*   Isle of Capri Casinos, Inc........................  34,965     442,657
#*  ITT Educational Services, Inc.....................  15,300      41,463
*   J Alexander's Holdings, Inc.......................  19,556     184,413
    Jack in the Box, Inc..............................  60,844   4,723,928
#*  JAKKS Pacific, Inc................................  27,534     205,128
#*  Jamba, Inc........................................  24,893     322,115
*   Jarden Corp.......................................  98,673   5,234,603
#*  JC Penney Co., Inc................................ 617,468   4,482,818
    John Wiley & Sons, Inc. Class A................... 117,453   4,909,535
    John Wiley & Sons, Inc. Class B...................   7,502     316,659
    Johnson Controls, Inc............................. 438,413  15,725,874
    Johnson Outdoors, Inc. Class A....................  19,561     420,562
    Journal Media Group, Inc..........................  52,971     636,711
*   K12, Inc..........................................  75,693     695,619
#*  Kate Spade & Co...................................  98,037   1,746,039
#   KB Home........................................... 120,600   1,309,716
    Kirkland's, Inc...................................  64,140     758,776
#   Kohl's Corp....................................... 290,745  14,464,564
#*  Kona Grill, Inc...................................  11,997     195,071
*   Koss Corp.........................................   4,495       8,451
#*  Krispy Kreme Doughnuts, Inc....................... 144,617   2,120,085
    L Brands, Inc.....................................  53,144   5,109,796
*   La Quinta Holdings, Inc........................... 136,674   1,549,883
    La-Z-Boy, Inc..................................... 135,632   2,907,950
*   Lakeland Industries, Inc..........................   7,818     101,087
#*  Lands' End, Inc...................................  37,689     820,866
#   Las Vegas Sands Corp.............................. 123,731   5,580,268
*   Lazare Kaplan International, Inc..................   3,667       2,750
    Lear Corp......................................... 116,491  12,095,261
#*  Lee Enterprises, Inc..............................  46,810      67,875
    Leggett & Platt, Inc..............................  80,409   3,337,778
#   Lennar Corp. Class A.............................. 145,530   6,134,089
    Lennar Corp. Class B..............................  29,753   1,030,941
    Libbey, Inc.......................................  97,178   1,554,848
*   Liberty Broadband Corp. Class A...................  45,573   2,169,275
*   Liberty Broadband Corp. Class B...................   1,306      78,007
*   Liberty Broadband Corp. Class C................... 112,945   5,308,415
*   Liberty Interactive Corp., QVC Group Class A...... 471,654  12,291,303
*   Liberty Interactive Corp., QVC Group Class B......   1,143      28,786
*   Liberty Media Corp. Class A.......................  95,152   3,484,466
*   Liberty Media Corp. Class B.......................   5,224     196,240
*   Liberty Media Corp. Class C....................... 195,276   6,949,873
*   Liberty TripAdvisor Holdings, Inc. Class A........ 148,120   3,307,520
*   Liberty TripAdvisor Holdings, Inc. Class B........   1,138      26,817
*   Liberty Ventures Series A......................... 243,958   9,594,868
    Lifetime Brands, Inc..............................  20,096     240,750
#   Lions Gate Entertainment Corp..................... 150,301   3,930,371
#   Lithia Motors, Inc. Class A.......................  81,257   6,221,848

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Live Nation Entertainment, Inc.................... 401,206 $ 9,107,376
*   LKQ Corp.......................................... 376,352  10,312,045
*   Loral Space & Communications, Inc.................  27,747     958,659
    Lowe's Cos., Inc.................................. 315,012  22,573,760
*   Luby's, Inc.......................................  66,723     288,243
#*  Lululemon Athletica, Inc..........................  43,212   2,682,169
#*  Lumber Liquidators Holdings, Inc..................  34,916     450,766
*   M/I Homes, Inc....................................  73,907   1,324,413
#   Macy's, Inc....................................... 166,133   6,713,435
*   Madison Square Garden Co. (The) Class A...........  41,685   6,422,825
*   Malibu Boats, Inc. Class A........................     811      10,600
    Marcus Corp. (The)................................  30,027     568,711
#   Marine Products Corp..............................  47,094     367,333
*   MarineMax, Inc....................................  53,136     898,530
#   Marriott International, Inc. Class A..............  66,204   4,056,981
    Marriott Vacations Worldwide Corp.................  71,495   3,531,138
#   Mattel, Inc....................................... 290,531   8,015,750
#*  Mattress Firm Holding Corp........................  10,007     365,256
#*  McClatchy Co. (The) Class A....................... 119,920     119,920
    McDonald's Corp................................... 283,387  35,077,643
#   MDC Holdings, Inc................................. 161,440   3,512,934
#*  Media General, Inc................................  96,518   1,567,452
    Meredith Corp.....................................  91,198   3,858,587
*   Meritage Homes Corp............................... 130,185   4,297,407
*   MGM Resorts International......................... 497,634   9,992,491
#*  Michael Kors Holdings, Ltd........................ 137,702   5,494,310
*   Michaels Cos., Inc. (The).........................  94,022   2,049,680
*   Modine Manufacturing Co........................... 114,299     733,800
*   Mohawk Industries, Inc............................  63,993  10,649,075
*   Monarch Casino & Resort, Inc......................  17,387     359,911
#   Monro Muffler Brake, Inc..........................  73,645   4,842,159
*   Motorcar Parts of America, Inc....................  45,952   1,579,370
#   Movado Group, Inc.................................  33,112     850,978
*   MSG Networks, Inc. Class A........................ 125,055   2,187,212
*   Murphy USA, Inc................................... 156,978   9,081,177
    NACCO Industries, Inc. Class A....................  12,637     601,395
    Nathan's Famous, Inc..............................   8,019     430,861
    National CineMedia, Inc........................... 109,899   1,718,820
*   Nautilus, Inc..................................... 127,899   2,491,473
#*  Netflix, Inc......................................  54,887   5,040,822
#*  Nevada Gold & Casinos, Inc........................   1,100       2,398
#*  New York & Co., Inc............................... 111,142     244,512
#   New York Times Co. (The) Class A.................. 304,490   4,025,358
    Newell Rubbermaid, Inc............................ 117,125   4,542,108
    News Corp. Class A................................ 344,974   4,474,313
#   News Corp. Class B................................ 150,090   2,003,702
    Nexstar Broadcasting Group, Inc. Class A..........  58,521   2,645,734
    NIKE, Inc. Class B................................ 244,528  15,163,181
*   Nobility Homes, Inc...............................   2,557      33,113
#   Nordstrom, Inc.................................... 126,183   6,195,585
*   Norwegian Cruise Line Holdings, Ltd............... 247,620  11,234,519
    Nutrisystem, Inc..................................  66,449   1,316,355
*   NVR, Inc..........................................   6,499  10,729,849

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   O'Reilly Automotive, Inc..........................    50,292 $13,121,183
*   Office Depot, Inc................................. 1,179,442   6,074,126
#   Omnicom Group, Inc................................   127,104   9,323,078
#   Outerwall, Inc....................................    48,358   1,634,500
*   Overstock.com, Inc................................    21,548     255,559
    Oxford Industries, Inc............................    54,040   3,775,234
*   P&F Industries, Inc. Class A......................     2,869      24,128
*   Panera Bread Co. Class A..........................    52,829  10,248,826
    Papa John's International, Inc....................    72,472   3,460,538
#*  Papa Murphy's Holdings, Inc.......................     2,107      19,995
#*  Penn National Gaming, Inc.........................   100,413   1,418,836
    Penske Automotive Group, Inc......................   245,745   7,709,021
*   Pep Boys-Manny, Moe & Jack (The)..................   105,811   1,956,445
*   Perfumania Holdings, Inc..........................     6,982      15,640
*   Perry Ellis International, Inc....................    25,247     479,945
#   PetMed Express, Inc...............................    32,127     578,929
    Pier 1 Imports, Inc...............................   145,332     584,235
*   Pinnacle Entertainment, Inc.......................    85,467   2,610,162
#   Polaris Industries, Inc...........................    30,288   2,236,466
    Pool Corp.........................................    68,372   5,777,434
#*  Popeyes Louisiana Kitchen, Inc....................    42,369   2,611,201
#*  Potbelly Corp.....................................     1,676      17,933
#*  Priceline Group, Inc. (The).......................    13,269  14,131,087
    PulteGroup, Inc...................................   440,938   7,390,121
    PVH Corp..........................................    67,841   4,978,173
*   QEP Co., Inc......................................       670      10,502
#*  Radio One, Inc. Class D...........................    33,982      48,934
    Ralph Lauren Corp.................................    67,278   7,568,775
*   RCI Hospitality Holdings, Inc.....................    15,909     131,567
*   Reading International, Inc. Class A...............    19,874     215,832
*   Reading International, Inc. Class B...............       300       4,095
*   Red Lion Hotels Corp..............................    26,248     148,301
#*  Red Robin Gourmet Burgers, Inc....................    40,098   2,475,651
#   Regal Entertainment Group Class A.................   169,349   2,921,270
*   Regis Corp........................................    95,455   1,426,098
#   Rent-A-Center, Inc................................   103,534   1,410,133
#*  Rentrak Corp......................................    11,567     514,384
#   Restaurant Brands International, Inc..............    33,922   1,139,101
#*  Restoration Hardware Holdings, Inc................    79,179   4,879,010
    Rocky Brands, Inc.................................    11,845     128,992
#   Ross Stores, Inc..................................   186,980  10,519,495
    Royal Caribbean Cruises, Ltd......................   237,748  19,485,826
*   Ruby Tuesday, Inc.................................   132,636     722,866
    Ruth's Hospitality Group, Inc.....................   126,908   2,062,255
#   Saga Communications, Inc. Class A.................     5,094     213,490
    Salem Media Group, Inc............................    21,782      84,732
#*  Sally Beauty Holdings, Inc........................   151,660   4,179,750
#   Scholastic Corp...................................    43,619   1,497,440
#*  Scientific Games Corp. Class A....................    51,621     305,596
#   Scripps Networks Interactive, Inc. Class A........    44,366   2,704,995
#   SeaWorld Entertainment, Inc.......................   309,408   5,897,316
*   Select Comfort Corp...............................   169,483   3,569,312
*   Sequential Brands Group, Inc......................     4,342      27,962

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Service Corp. International....................... 586,643 $14,190,894
*   ServiceMaster Global Holdings, Inc................ 223,558   9,436,383
*   Shiloh Industries, Inc............................  30,924     121,531
    Shoe Carnival, Inc................................  38,670     896,757
#*  Shutterfly, Inc...................................  68,597   2,857,065
    Signet Jewelers, Ltd.............................. 107,218  12,437,288
#   Sinclair Broadcast Group, Inc. Class A............ 176,718   5,831,694
#*  Sirius XM Holdings, Inc........................... 520,537   1,925,987
#   Six Flags Entertainment Corp...................... 147,364   7,407,988
*   Sizmek, Inc.......................................  46,642     159,049
#*  Skechers U.S.A., Inc. Class A..................... 269,138   7,587,000
*   Skullcandy, Inc...................................  32,538     103,471
#*  Skyline Corp......................................  10,884      48,978
*   Smith & Wesson Holding Corp....................... 138,617   2,988,583
#   Sonic Automotive, Inc. Class A.................... 110,698   1,895,150
#   Sonic Corp........................................  97,205   2,855,883
#   Sotheby's......................................... 148,888   3,497,379
*   Spanish Broadcasting System, Inc. Class A.........   2,346       9,830
#   Spartan Motors, Inc...............................  47,982     139,148
    Speedway Motorsports, Inc.........................  68,022   1,283,575
*   Sportsman's Warehouse Holdings, Inc...............  14,488     189,938
#   Stage Stores, Inc.................................  88,805     737,082
    Standard Motor Products, Inc......................  58,150   2,169,577
*   Stanley Furniture Co., Inc........................  15,342      36,821
    Staples, Inc...................................... 496,764   4,431,135
    Starbucks Corp.................................... 321,182  19,518,230
    Starwood Hotels & Resorts Worldwide, Inc..........  62,072   3,863,361
*   Starz Class A..................................... 152,168   4,326,136
*   Starz Class B.....................................   5,024     142,832
#   Stein Mart, Inc................................... 137,185   1,009,682
#*  Steven Madden, Ltd................................ 173,447   5,600,604
*   Stoneridge, Inc...................................  73,966     836,555
#   Strattec Security Corp............................   5,021     240,857
*   Strayer Education, Inc............................  41,292   2,204,580
    Sturm Ruger & Co., Inc............................  41,089   2,418,088
    Superior Industries International, Inc............  46,522     856,470
    Superior Uniform Group, Inc.......................  25,866     461,191
*   Sypris Solutions, Inc.............................  26,299      25,513
#*  Systemax, Inc.....................................  51,897     441,125
    Tailored Brands, Inc..............................  93,396   1,280,459
*   Tandy Leather Factory, Inc........................  25,740     187,130
#   Target Corp....................................... 395,060  28,610,245
#*  Taylor Morrison Home Corp. Class A................  62,111     748,438
    TEGNA, Inc........................................ 319,275   7,665,793
*   Tempur Sealy International, Inc...................  68,968   4,161,529
*   Tenneco, Inc...................................... 131,718   5,032,945
#*  Tesla Motors, Inc.................................  10,466   2,001,099
#   Texas Roadhouse, Inc.............................. 173,373   6,385,328
    Thor Industries, Inc.............................. 126,661   6,640,836
#   Tiffany & Co...................................... 154,313   9,851,342
#*  Tilly's, Inc. Class A.............................  15,774     102,373
    Time Warner Cable, Inc............................ 205,377  37,380,668
    Time Warner, Inc.................................. 819,384  57,717,409

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES      VALUE+
                                                       ------- --------------
Consumer Discretionary -- (Continued)
#   Time, Inc......................................... 130,716 $    1,960,740
    TJX Cos., Inc. (The).............................. 152,101     10,835,675
*   Toll Brothers, Inc................................ 214,064      5,912,448
*   TopBuild Corp.....................................  19,873        532,199
    Tower International, Inc..........................  48,716      1,121,442
#*  Town Sports International Holdings, Inc...........  30,008         36,610
#   Tractor Supply Co.................................  95,125      8,400,489
*   Trans World Entertainment Corp....................   1,798          5,897
*   TRI Pointe Group, Inc............................. 164,773      1,736,707
*   TripAdvisor, Inc..................................  53,030      3,540,283
#*  Tuesday Morning Corp..............................  75,510        420,591
#*  Tumi Holdings, Inc................................ 157,714      2,726,875
#   Tupperware Brands Corp............................  55,332      2,569,065
    Twenty-First Century Fox, Inc. Class A............ 453,492     12,230,679
    Twenty-First Century Fox, Inc. Class B............ 158,247      4,288,494
#*  Ulta Salon Cosmetics & Fragrance, Inc.............  39,676      7,188,101
#*  Under Armour, Inc. Class A........................  47,020      4,016,919
*   Unifi, Inc........................................  29,133        695,405
*   Universal Electronics, Inc........................  32,327      1,621,199
    Universal Technical Institute, Inc................  35,790        137,076
#*  Urban Outfitters, Inc............................. 311,391      7,124,626
*   US Auto Parts Network, Inc........................  39,333        108,166
    Vail Resorts, Inc.................................  85,483     10,685,375
*   Vera Bradley, Inc.................................      49            724
    VF Corp...........................................  98,656      6,175,866
    Viacom, Inc. Class A..............................   4,120        199,985
    Viacom, Inc. Class B.............................. 112,173      5,119,576
*   Vista Outdoor, Inc................................ 120,179      5,793,830
    Visteon Corp...................................... 115,375      7,716,280
#*  Vitamin Shoppe, Inc...............................  67,555      2,055,699
*   VOXX International Corp...........................  45,251        194,127
*   Walking Co. Holdings, Inc. (The)..................     329          1,267
#   Walt Disney Co. (The)............................. 788,924     75,594,698
*   WCI Communities, Inc..............................  11,593        242,757
#*  Weight Watchers International, Inc................  34,160        433,490
#   Wendy's Co. (The)................................. 860,065      8,798,465
#*  West Marine, Inc..................................  37,025        306,197
#   Weyco Group, Inc..................................  12,731        341,191
    Whirlpool Corp....................................  92,548     12,437,526
#*  William Lyon Homes Class A........................  28,318        307,533
    Williams-Sonoma, Inc..............................  75,116      3,880,493
#   Winmark Corp......................................   6,288        593,336
#   Winnebago Industries, Inc.........................  93,387      1,644,545
    Wolverine World Wide, Inc......................... 232,475      3,931,152
#   Wyndham Worldwide Corp............................ 133,649      8,673,820
#   Wynn Resorts, Ltd.................................  19,658      1,323,770
    Yum! Brands, Inc..................................  93,374      6,757,476
#*  Zagg, Inc.........................................  91,630        844,829
#*  Zumiez, Inc.......................................  83,902      1,519,465
                                                               --------------
Total Consumer Discretionary..........................          2,113,950,420
                                                               --------------
Consumer Staples -- (6.9%)
#   Alico, Inc........................................  13,299        403,891

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Staples -- (Continued)
*   Alliance One International, Inc...................    16,553 $   161,226
    Altria Group, Inc.................................   431,680  26,379,965
    Andersons, Inc. (The).............................    53,994   1,582,564
    Archer-Daniels-Midland Co.........................   375,414  13,270,885
#   Avon Products, Inc................................   122,826     416,380
#   B&G Foods, Inc....................................   185,091   6,741,014
#*  Boston Beer Co., Inc. (The) Class A...............    16,062   2,879,113
#*  Bridgford Foods Corp..............................     7,329      63,836
#   Brown-Forman Corp. Class A........................    19,344   2,056,074
#   Brown-Forman Corp. Class B........................    31,515   3,083,428
    Bunge, Ltd........................................   155,827   9,662,832
#   Cal-Maine Foods, Inc..............................   111,186   5,611,557
#   Calavo Growers, Inc...............................    39,512   2,044,746
#   Campbell Soup Co..................................   147,291   8,308,685
#   Casey's General Stores, Inc.......................   119,253  14,398,607
*   CCA Industries, Inc...............................     5,962      20,211
*   Central Garden & Pet Co...........................    26,310     354,922
*   Central Garden & Pet Co. Class A..................    82,377   1,138,450
#*  Chefs' Warehouse, Inc. (The)......................    26,959     354,511
    Church & Dwight Co., Inc..........................    80,822   6,789,048
#   Clorox Co. (The)..................................    61,939   7,993,228
#   Coca-Cola Bottling Co. Consolidated...............    23,111   4,065,225
    Coca-Cola Co. (The)............................... 1,038,763  44,583,708
    Coca-Cola Enterprises, Inc........................   181,972   8,447,140
*   Coffee Holding Co., Inc...........................     5,400      18,198
#   Colgate-Palmolive Co..............................   191,018  12,899,446
    ConAgra Foods, Inc................................   300,174  12,499,245
    Constellation Brands, Inc. Class A................    99,927  15,236,869
    Constellation Brands, Inc. Class B................     5,100     769,131
    Costco Wholesale Corp.............................   109,655  16,571,064
#   Coty, Inc. Class A................................    48,823   1,201,534
#*  Craft Brew Alliance, Inc..........................    28,044     240,337
#*  Crimson Wine Group, Ltd...........................    24,913     203,788
    CVS Health Corp...................................   837,257  80,870,654
*   Darling Ingredients, Inc..........................   281,397   2,529,759
#   Dean Foods Co.....................................   211,908   4,233,922
#*  Diamond Foods, Inc................................    56,994   2,091,680
    Dr Pepper Snapple Group, Inc......................   124,541  11,686,927
    Edgewell Personal Care Co.........................   108,672   8,042,815
    Energizer Holdings, Inc...........................    59,290   1,899,652
#   Estee Lauder Cos., Inc. (The) Class A.............    44,234   3,770,948
*   Farmer Brothers Co................................    36,309   1,011,932
    Flowers Foods, Inc................................   367,677   7,552,086
#   Fresh Del Monte Produce, Inc......................   129,685   5,292,445
#*  Fresh Market, Inc. (The)..........................    18,803     360,265
    General Mills, Inc................................   169,174   9,560,023
    Golden Enterprises, Inc...........................     9,888      46,375
#*  Hain Celestial Group, Inc. (The)..................   158,468   5,765,066
#*  Herbalife, Ltd....................................    93,162   4,305,016
#   Hershey Co. (The).................................    23,910   2,106,710
    Hormel Foods Corp.................................   200,807  16,146,891
*   HRG Group, Inc....................................   173,421   2,105,331
#   Ingles Markets, Inc. Class A......................    37,745   1,447,898

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
    Ingredion, Inc....................................   161,694 $ 16,285,820
    Inter Parfums, Inc................................    54,729    1,469,474
#*  Inventure Foods, Inc..............................    11,729       65,917
    J&J Snack Foods Corp..............................    48,580    5,245,668
    JM Smucker Co. (The)..............................    95,784   12,291,003
    John B. Sanfilippo & Son, Inc.....................     9,776      586,462
    Kellogg Co........................................    72,936    5,356,420
    Keurig Green Mountain, Inc........................    30,280    2,702,490
    Kimberly-Clark Corp...............................    75,775    9,731,025
    Kraft Heinz Co. (The).............................   182,631   14,256,176
    Kroger Co. (The)..................................   431,688   16,753,811
    Lancaster Colony Corp.............................    54,195    5,510,548
*   Landec Corp.......................................    61,901      744,669
#*  Lifeway Foods, Inc................................     8,037      103,034
#   Limoneira Co......................................     2,051       25,802
*   Mannatech, Inc....................................     2,600       45,760
#   McCormick & Co., Inc. Non-voting..................    51,335    4,515,940
    McCormick & Co., Inc. Voting......................     3,330      291,808
    Mead Johnson Nutrition Co.........................   100,437    7,280,678
    Medifast, Inc.....................................    48,771    1,415,822
#   MGP Ingredients, Inc..............................    41,271      923,645
    Molson Coors Brewing Co. Class A..................     1,020       93,896
    Molson Coors Brewing Co. Class B..................   129,502   11,717,341
    Mondelez International, Inc. Class A.............. 1,215,572   52,391,153
*   Monster Beverage Corp.............................    76,301   10,302,924
*   National Beverage Corp............................    59,630    2,465,104
*   Natural Alternatives International, Inc...........     7,028       55,873
#*  Natural Grocers by Vitamin Cottage, Inc...........    11,577      208,502
#   Natural Health Trends Corp........................    13,644      272,198
#   Nature's Sunshine Products, Inc...................       400        3,432
#   Nu Skin Enterprises, Inc. Class A.................   118,540    3,751,791
#*  Nutraceutical International Corp..................    15,620      370,194
*   Ocean Bio-Chem, Inc...............................     3,100        6,510
#   Oil-Dri Corp. of America..........................    10,862      407,325
*   Omega Protein Corp................................    52,838    1,193,610
#   Orchids Paper Products Co.........................    11,034      325,503
    PepsiCo, Inc......................................   441,915   43,882,159
#   Philip Morris International, Inc..................   301,870   27,171,319
#*  Pilgrim's Pride Corp..............................   213,853    4,743,260
    Pinnacle Foods, Inc...............................   297,223   12,747,894
*   Post Holdings, Inc................................   147,180    8,610,030
#   PriceSmart, Inc...................................    52,211    3,997,274
*   Primo Water Corp..................................     4,424       41,232
    Procter & Gamble Co. (The)........................ 1,622,423  132,535,735
#*  Revlon, Inc. Class A..............................    62,187    1,848,819
    Reynolds American, Inc............................   404,756   20,217,562
*   Rite Aid Corp.....................................   664,334    5,175,162
    Rocky Mountain Chocolate Factory, Inc.............    10,758      112,529
#   Sanderson Farms, Inc..............................    87,476    7,104,801
#*  Seaboard Corp.....................................     1,240    3,567,480
*   Seneca Foods Corp. Class A........................    13,971      386,019
*   Seneca Foods Corp. Class B........................     1,999       64,028
#   Snyder's-Lance, Inc...............................   153,690    4,851,993

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    SpartanNash Co....................................    75,787 $    1,555,149
    Spectrum Brands Holdings, Inc.....................   123,149     11,704,081
#*  Sprouts Farmers Market, Inc.......................   134,300      3,062,040
#*  SUPERVALU, Inc....................................   500,340      2,276,547
    Sysco Corp........................................   137,385      5,469,297
*   Tofutti Brands, Inc...............................     1,645          5,511
#   Tootsie Roll Industries, Inc......................    63,681      2,090,010
*   TreeHouse Foods, Inc..............................   102,213      8,111,624
#   Tyson Foods, Inc. Class A.........................   384,652     20,525,031
#*  United Natural Foods, Inc.........................    92,567      3,241,696
    United-Guardian, Inc..............................     4,655         92,960
#   Universal Corp....................................    35,612      1,949,045
#*  USANA Health Sciences, Inc........................    22,158      2,811,850
#   Vector Group, Ltd.................................   162,929      3,799,504
    Village Super Market, Inc. Class A................    12,227        321,081
    Wal-Mart Stores, Inc.............................. 1,057,170     70,153,801
    Walgreens Boots Alliance, Inc.....................   469,206     37,405,102
#   WD-40 Co..........................................    27,552      2,846,122
#   Weis Markets, Inc.................................    43,824      1,780,131
*   WhiteWave Foods Co. (The).........................   125,424      4,734,756
#   Whole Foods Market, Inc...........................   158,734      4,652,494
                                                                 --------------
Total Consumer Staples................................            1,056,089,709
                                                                 --------------
Energy -- (7.1%)
#*  Abraxas Petroleum Corp............................    78,548         89,545
    Adams Resources & Energy, Inc.....................     7,057        237,609
#   Alon USA Energy, Inc..............................   183,079      2,303,134
    Anadarko Petroleum Corp...........................   258,184     10,092,413
#*  Antero Resources Corp.............................    56,900      1,545,973
#   Apache Corp.......................................   285,515     12,145,808
*   Approach Resources, Inc...........................    49,529         63,892
    Archrock, Inc.....................................   108,389        650,334
#   Atwood Oceanics, Inc..............................   190,924      1,170,364
    Baker Hughes, Inc.................................   223,782      9,736,755
*   Barnwell Industries, Inc..........................    10,714         17,250
#*  Basic Energy Services, Inc........................   122,243        281,159
#*  Bill Barrett Corp.................................    91,309        337,843
#*  Bonanza Creek Energy, Inc.........................   134,250        382,613
#   Bristow Group, Inc................................    59,800      1,390,948
#*  C&J Energy Services, Ltd..........................   110,752        272,450
#   Cabot Oil & Gas Corp..............................   323,365      6,709,824
#   California Resources Corp.........................   469,571        671,487
*   Callon Petroleum Co...............................   215,773      1,478,045
*   Cameron International Corp........................   207,875     13,649,072
#   CARBO Ceramics, Inc...............................    30,729        508,565
*   Carrizo Oil & Gas, Inc............................   132,294      3,589,136
    Cheniere Energy Partners L.P. Holdings LLC........     4,000         59,720
#*  Cheniere Energy, Inc..............................   109,205      3,281,610
#   Chesapeake Energy Corp............................   707,022      2,396,805
    Chevron Corp......................................   886,815     76,682,893
    Cimarex Energy Co.................................   124,185     11,549,205
#*  Clayton Williams Energy, Inc......................    33,345        572,867
#*  Clean Energy Fuels Corp...........................   131,913        353,527

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  Cloud Peak Energy, Inc............................   125,690 $    188,535
*   Cobalt International Energy, Inc..................   651,818    2,470,390
    Columbia Pipeline Group, Inc......................   121,201    2,248,279
#*  Comstock Resources, Inc...........................    79,403      138,955
*   Concho Resources, Inc.............................    98,672    9,386,667
    ConocoPhillips....................................   698,429   27,294,605
#   CONSOL Energy, Inc................................   135,371    1,074,846
*   Contango Oil & Gas Co.............................    32,204      206,428
#*  Continental Resources, Inc........................   199,438    4,210,136
#   Core Laboratories NV..............................    53,838    5,297,659
#   CVR Energy, Inc...................................    93,994    3,291,670
*   Dawson Geophysical Co.............................    34,111      108,473
    Delek US Holdings, Inc............................   168,449    2,867,002
#   Denbury Resources, Inc............................   499,103      778,601
    Devon Energy Corp.................................   210,614    5,876,131
    DHT Holdings, Inc.................................   144,794      836,909
#   Diamond Offshore Drilling, Inc....................   240,278    4,466,768
#*  Diamondback Energy, Inc...........................   153,213   11,575,242
#*  Dorian LPG, Ltd...................................     3,715       39,305
#*  Dril-Quip, Inc....................................    81,565    4,782,972
    Energen Corp......................................    79,495    2,803,789
#   Energy XXI, Ltd...................................   165,536      143,536
*   ENGlobal Corp.....................................    27,850       25,257
#   EnLink Midstream LLC..............................   107,439    1,359,103
    EOG Resources, Inc................................   548,973   38,988,062
#*  EP Energy Corp. Class A...........................    75,026      280,597
    EQT Corp..........................................    56,923    3,514,426
*   Era Group, Inc....................................    46,904      430,579
    Evolution Petroleum Corp..........................    23,938      111,551
*   Exterran Corp.....................................    54,194      895,285
    Exxon Mobil Corp.................................. 3,452,202  268,753,926
#*  FieldPoint Petroleum Corp.........................     7,328        3,224
*   FMC Technologies, Inc.............................   308,278    7,753,192
#*  Forum Energy Technologies, Inc....................    49,222      551,779
#   GasLog, Ltd.......................................    71,226      532,058
#*  Gastar Exploration, Inc...........................   174,422      207,562
#*  Geospace Technologies Corp........................    18,034      194,948
    Green Plains, Inc.................................    69,330    1,313,803
    Gulf Island Fabrication, Inc......................    22,399      195,319
#*  Gulfmark Offshore, Inc. Class A...................    47,667      180,658
*   Gulfport Energy Corp..............................   215,605    6,371,128
    Halliburton Co....................................   734,548   23,351,281
#*  Harvest Natural Resources, Inc....................    65,844       35,411
#*  Helix Energy Solutions Group, Inc.................   240,621      969,703
#   Helmerich & Payne, Inc............................   222,073   11,281,308
    Hess Corp.........................................   283,559   12,051,257
*   HKN, Inc..........................................       278        6,255
    HollyFrontier Corp................................   249,119    8,711,691
#*  Hornbeck Offshore Services, Inc...................    67,568      549,328
*   ION Geophysical Corp..............................   274,554      123,522
*   Jones Energy, Inc. Class A........................     1,842        3,887
#*  Key Energy Services, Inc..........................   362,918      116,388
    Kinder Morgan, Inc................................ 1,005,379   16,538,485

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Kosmos Energy, Ltd................................ 409,795 $ 1,872,763
#*  Laredo Petroleum, Inc............................. 200,918   1,559,124
#   LinnCo LLC........................................ 160,189     158,619
    Marathon Oil Corp................................. 707,667   6,885,600
    Marathon Petroleum Corp........................... 599,359  25,047,213
#*  Matador Resources Co.............................. 205,545   3,294,886
*   Matrix Service Co.................................  67,260   1,275,250
#*  McDermott International, Inc...................... 345,195     952,738
#*  Memorial Resource Development Corp................ 352,043   5,601,004
*   Mexco Energy Corp.................................   2,059       4,622
#*  Mitcham Industries, Inc...........................  18,174      49,615
#   Murphy Oil Corp................................... 169,636   3,326,562
    Nabors Industries, Ltd............................ 743,918   5,475,236
#   National Oilwell Varco, Inc....................... 232,224   7,556,569
*   Natural Gas Services Group, Inc...................  23,278     440,420
*   Newfield Exploration Co........................... 347,932  10,114,383
*   Newpark Resources, Inc............................ 173,715     845,992
#   Noble Corp. P.L.C................................. 588,401   4,583,644
    Noble Energy, Inc................................. 465,284  15,061,243
#*  Nordic American Offshore, Ltd.....................      78         316
#   Nordic American Tankers, Ltd......................   9,013     114,555
#*  Northern Oil and Gas, Inc......................... 123,983     409,144
#*  Oasis Petroleum, Inc.............................. 203,614   1,089,335
    Occidental Petroleum Corp......................... 376,002  25,880,218
    Oceaneering International, Inc.................... 155,844   5,275,319
*   Oil States International, Inc..................... 129,130   3,645,340
#   ONEOK, Inc........................................ 192,630   4,798,413
#*  Overseas Shipholding Group, Inc. Class A..........   4,384      11,705
#*  Overseas Shipholding Group, Inc. Class B..........  43,852     131,117
#   Panhandle Oil and Gas, Inc. Class A...............  39,506     570,072
#*  Par Pacific Holdings, Inc.........................   8,298     198,488
*   Parker Drilling Co................................ 252,886     346,454
*   Parsley Energy, Inc. Class A...................... 140,052   2,697,402
    Patterson-UTI Energy, Inc......................... 406,334   5,843,083
#   PBF Energy, Inc. Class A.......................... 217,487   7,609,870
*   PDC Energy, Inc................................... 121,118   6,887,981
#   Peabody Energy Corp...............................  27,036     120,310
*   PetroQuest Energy, Inc............................ 255,064     119,880
*   PHI, Inc. Non-voting..............................  20,171     365,700
*   PHI, Inc. Voting..................................   2,686      47,515
    Phillips 66....................................... 356,413  28,566,502
*   Pioneer Energy Services Corp...................... 103,030     141,151
    Pioneer Natural Resources Co......................  96,217  11,926,097
#   QEP Resources, Inc................................ 351,335   4,504,115
#   Range Resources Corp.............................. 183,607   5,427,423
#*  Renewable Energy Group, Inc....................... 100,037     693,256
*   REX American Resources Corp.......................  14,981     800,435
#*  Rex Energy Corp................................... 120,928      89,874
*   Rice Energy, Inc..................................  98,258   1,146,671
#*  RigNet, Inc.......................................  22,097     322,395
#   Rowan Cos. P.L.C. Class A......................... 297,844   3,767,727
#   RPC, Inc.......................................... 412,117   5,139,099
#*  RSP Permian, Inc..................................  48,631   1,145,260

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#   Schlumberger, Ltd................................. 1,027,329 $   74,245,067
    Scorpio Tankers, Inc..............................   488,292      2,978,581
#*  SEACOR Holdings, Inc..............................    46,289      2,129,757
    SemGroup Corp. Class A............................    93,855      2,077,950
#   Ship Finance International, Ltd...................   143,470      1,921,063
#   SM Energy Co......................................   197,002      2,754,088
#*  Southwestern Energy Co............................   418,997      3,724,883
#   Spectra Energy Corp...............................   130,771      3,589,664
*   Steel Excel, Inc..................................    15,552        222,238
#*  Stone Energy Corp.................................   114,356        352,216
#   Superior Energy Services, Inc.....................   418,778      4,317,601
#*  Synergy Resources Corp............................   266,466      1,689,394
    Targa Resources Corp..............................   105,836      2,378,135
#   Teekay Corp.......................................   155,434      1,064,723
    Teekay Tankers, Ltd. Class A......................   106,000        484,420
    Tesco Corp........................................    84,794        576,599
    Tesoro Corp.......................................   217,506     18,977,398
*   TETRA Technologies, Inc...........................   238,587      1,476,854
#   Tidewater, Inc....................................   100,569        534,021
#   Transocean, Ltd...................................   737,242      7,682,062
*   Triangle Petroleum Corp...........................   177,056         80,348
#*  Ultra Petroleum Corp..............................    96,263        217,554
#*  Unit Corp.........................................    91,889        958,402
#   US Silica Holdings, Inc...........................    63,802      1,189,907
#*  Vaalco Energy, Inc................................   147,005        207,277
    Valero Energy Corp................................   483,794     32,835,099
#*  W&T Offshore, Inc.................................   145,569        283,860
#*  Weatherford International P.L.C................... 1,036,476      6,985,848
    Western Refining, Inc.............................   339,181     11,159,055
#*  Westmoreland Coal Co..............................    22,039        122,978
*   Whiting Petroleum Corp............................   217,957      1,601,984
#*  Willbros Group, Inc...............................    97,252        188,669
    Williams Cos., Inc. (The).........................   268,370      5,179,541
#   World Fuel Services Corp..........................   154,326      6,010,998
#*  WPX Energy, Inc...................................   441,496      2,392,908
                                                                 --------------
Total Energy..........................................            1,084,237,564
                                                                 --------------
Financials -- (15.5%)
*   1st Constitution Bancorp..........................     5,729         69,548
    1st Source Corp...................................    55,397      1,674,097
#   Access National Corp..............................    12,232        230,084
*   Affiliated Managers Group, Inc....................    74,275      9,966,962
    Aflac, Inc........................................   311,940     18,080,042
    Alexander & Baldwin, Inc..........................   152,377      4,617,023
*   Alleghany Corp....................................    16,216      7,749,951
    Allied World Assurance Co. Holdings AG............   190,305      6,963,260
    Allstate Corp. (The)..............................   250,524     15,181,754
#*  Ally Financial, Inc...............................   590,681      9,362,294
*   Altisource Asset Management Corp..................     1,977         30,545
#*  Altisource Portfolio Solutions SA.................    27,076        782,496
*   Ambac Financial Group, Inc........................    58,076        815,387
#   American Equity Investment Life Holding Co........   249,618      4,540,551
    American Express Co...............................   752,573     40,262,656

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    American Financial Group, Inc.....................   167,502 $11,889,292
*   American Independence Corp........................     1,038      20,853
    American International Group, Inc.................   609,355  34,416,370
    American National Bankshares, Inc.................     8,616     215,400
    American National Insurance Co....................    42,127   4,093,902
*   American River Bankshares.........................     7,316      75,062
    Ameriprise Financial, Inc.........................   164,472  14,909,387
    Ameris Bancorp....................................    83,714   2,421,846
    AMERISAFE, Inc....................................    52,730   2,689,757
    AmeriServ Financial, Inc..........................    18,864      58,856
#   AmTrust Financial Services, Inc...................   205,066  11,727,725
    Aon P.L.C.........................................    92,854   8,155,367
*   Arch Capital Group, Ltd...........................   129,463   8,745,226
    Argo Group International Holdings, Ltd............    54,121   3,075,696
#   Arrow Financial Corp..............................    22,893     630,015
    Arthur J Gallagher & Co...........................   139,283   5,242,612
#   Artisan Partners Asset Management, Inc. Class A...    42,237   1,322,018
    Aspen Insurance Holdings, Ltd.....................   169,749   7,895,026
#   Associated Banc-Corp..............................   349,967   6,141,921
*   Associated Capital Group, Inc. Class A............     9,012     244,045
    Assurant, Inc.....................................   146,641  11,923,380
    Assured Guaranty, Ltd.............................   392,929   9,343,852
*   Asta Funding, Inc.................................    19,482     145,920
    Astoria Financial Corp............................   308,784   4,671,902
    Atlantic American Corp............................    11,687      50,955
*   Atlantic Coast Financial Corp.....................     1,723       9,563
#*  Atlanticus Holdings Corp..........................    36,049     109,228
*   Atlas Financial Holdings, Inc.....................     3,215      56,005
    Auburn National Bancorporation, Inc...............     1,955      53,137
#*  AV Homes, Inc.....................................    16,627     169,928
    Axis Capital Holdings, Ltd........................   160,569   8,656,275
#   Baldwin & Lyons, Inc. Class A.....................     2,126      50,705
#   Baldwin & Lyons, Inc. Class B.....................    17,951     443,928
#   Banc of California, Inc...........................    24,643     372,109
    BancFirst Corp....................................    30,677   1,716,071
    Bancorp of New Jersey, Inc........................       200       2,114
#*  Bancorp, Inc. (The)...............................    78,096     351,432
#   BancorpSouth, Inc.................................   298,655   6,235,916
    Bank Mutual Corp..................................    93,792     739,081
    Bank of America Corp.............................. 4,315,189  61,016,772
    Bank of Commerce Holdings.........................     8,161      48,068
#   Bank of Hawaii Corp...............................   101,039   6,055,267
    Bank of New York Mellon Corp. (The)...............   620,400  22,470,888
#   Bank of the Ozarks, Inc...........................   172,610   7,653,527
#   BankFinancial Corp................................    33,936     416,395
    BankUnited, Inc...................................   205,602   6,928,787
    Banner Corp.......................................    75,018   3,113,247
#   Bar Harbor Bankshares.............................     7,620     264,414
    BB&T Corp.........................................   380,294  12,420,402
    BBCN Bancorp, Inc.................................   261,734   3,978,357
*   BBX Capital Corp. Class A.........................       816      10,943
    BCB Bancorp, Inc..................................     9,933     103,999
#*  Bear State Financial, Inc.........................     6,577      58,206

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
*   Beneficial Bancorp, Inc...........................   179,945 $ 2,330,288
    Berkshire Bancorp, Inc............................     3,850      29,838
*   Berkshire Hathaway, Inc. Class B..................   374,001  48,534,110
    Berkshire Hills Bancorp, Inc......................    76,388   2,122,059
    BGC Partners, Inc. Class A........................   477,068   4,365,172
    BlackRock, Inc....................................    59,433  18,677,415
    Blue Hills Bancorp, Inc...........................     1,760      25,872
    BNC Bancorp.......................................    13,318     309,244
#*  BofI Holding, Inc.................................   146,464   2,513,322
#   BOK Financial Corp................................   103,247   5,163,382
    Boston Private Financial Holdings, Inc............   286,234   2,962,522
#   Bridge Bancorp, Inc...............................     6,374     185,547
    Brookline Bancorp, Inc............................   225,848   2,520,464
    Brown & Brown, Inc................................   312,129   9,441,902
#   Bryn Mawr Bank Corp...............................    33,101     868,239
    C&F Financial Corp................................     2,201      84,188
    Calamos Asset Management, Inc. Class A............    35,476     340,215
    California First National Bancorp.................     8,102     110,673
    Camden National Corp..............................    15,820     663,965
    Cape Bancorp, Inc.................................     8,131     107,736
    Capital Bank Financial Corp. Class A..............    36,101   1,099,275
#   Capital City Bank Group, Inc......................    23,859     337,605
    Capital One Financial Corp........................   316,576  20,773,717
*   Capital Properties, Inc. Class A..................     1,400      14,700
#   Capitol Federal Financial, Inc....................   406,224   4,984,368
    Cardinal Financial Corp...........................    94,814   1,808,103
*   Carolina Bank Holdings, Inc.......................     1,200      20,100
*   Cascade Bancorp...................................    37,490     202,446
#   Cash America International, Inc...................    87,083   2,607,265
    Cathay General Bancorp............................   230,758   6,461,224
    CBOE Holdings, Inc................................    87,609   5,836,512
*   CBRE Group, Inc. Class A..........................   200,372   5,604,405
    CenterState Banks, Inc............................    87,048   1,235,211
    Central Pacific Financial Corp....................    48,321   1,012,325
    Century Bancorp, Inc. Class A.....................     3,952     160,056
    Charles Schwab Corp. (The)........................   319,340   8,152,750
    Charter Financial Corp............................     4,056      54,513
    Chemical Financial Corp...........................    80,314   2,558,804
    Chicopee Bancorp, Inc.............................     7,105     127,890
    Chubb, Ltd........................................   228,621  25,850,176
#   Cincinnati Financial Corp.........................   149,459   8,613,322
    CIT Group, Inc....................................   184,507   5,415,280
    Citigroup, Inc.................................... 1,299,154  55,317,977
    Citizens Community Bancorp, Inc...................     5,940      54,292
    Citizens Financial Group, Inc.....................    63,103   1,340,939
    Citizens Holding Co...............................     2,412      55,741
#*  Citizens, Inc.....................................    80,221     519,832
    City Holding Co...................................    30,089   1,337,757
    CKX Lands, Inc....................................     2,161      20,854
#   Clifton Bancorp, Inc..............................    54,341     784,141
    CME Group, Inc....................................   144,165  12,953,225
    CNA Financial Corp................................   156,069   5,186,173
#   CNB Financial Corp................................    13,395     243,655

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   CNO Financial Group, Inc.......................... 360,876 $ 6,279,242
    CoBiz Financial, Inc..............................  84,378     927,314
    Codorus Valley Bancorp, Inc.......................   3,449      70,463
    Cohen & Steers, Inc...............................  30,134     910,649
*   Colony Bankcorp, Inc..............................   3,512      32,697
    Columbia Banking System, Inc...................... 164,322   4,868,861
    Comerica, Inc..................................... 168,245   5,770,804
#   Commerce Bancshares, Inc.......................... 227,500   9,357,075
    Commercial National Financial Corp................   2,306      48,426
#   Community Bank System, Inc........................ 104,548   3,935,187
*   Community Bankers Trust Corp......................   4,068      20,503
    Community Trust Bancorp, Inc......................  38,412   1,338,274
    Community West Bancshares.........................   3,113      21,853
#*  CommunityOne Bancorp..............................     122       1,606
    ConnectOne Bancorp, Inc...........................  30,321     504,238
#   Consolidated-Tomoka Land Co.......................  12,263     569,616
*   Consumer Portfolio Services, Inc..................  84,206     373,875
#*  Cowen Group, Inc. Class A......................... 192,855     551,565
#   Crawford & Co. Class A............................  36,655     161,649
#   Crawford & Co. Class B............................  39,704     180,653
#*  Credit Acceptance Corp............................  50,759   9,083,831
#   Cullen/Frost Bankers, Inc......................... 125,978   6,029,307
*   Customers Bancorp, Inc............................  50,011   1,255,276
#   CVB Financial Corp................................ 281,304   4,306,764
    Diamond Hill Investment Group, Inc................   4,435     749,737
    Dime Community Bancshares, Inc.................... 121,199   2,083,411
    Discover Financial Services....................... 394,611  18,069,238
    Donegal Group, Inc. Class A.......................  44,959     634,371
    Donegal Group, Inc. Class B.......................   5,678      87,725
*   E*TRADE Financial Corp............................ 314,089   7,399,937
    Eagle Bancorp Montana, Inc........................     751       8,914
*   Eagle Bancorp, Inc................................  45,017   2,126,603
    East West Bancorp, Inc............................ 252,060   8,171,785
    Eastern Virginia Bankshares, Inc..................   3,292      22,155
#   Eaton Vance Corp.................................. 232,257   6,656,486
#*  eHealth, Inc......................................  27,417     287,604
    EMC Insurance Group, Inc..........................  38,196     888,439
#*  Emergent Capital, Inc.............................   2,113       9,297
    Employers Holdings, Inc...........................  86,994   2,167,021
#*  Encore Capital Group, Inc.........................  81,158   1,860,141
    Endurance Specialty Holdings, Ltd................. 183,863  11,386,636
*   Enova International, Inc..........................  71,579     398,695
#*  Enstar Group, Ltd.................................  27,316   4,358,268
#   Enterprise Bancorp, Inc...........................   8,838     209,372
    Enterprise Financial Services Corp................  36,841   1,045,916
    Erie Indemnity Co. Class A........................  67,439   6,481,562
    ESSA Bancorp, Inc.................................  19,001     256,704
    Evans Bancorp, Inc................................   2,684      66,966
#   EverBank Financial Corp........................... 170,784   2,402,931
    Evercore Partners, Inc. Class A................... 120,067   5,423,426
#   Everest Re Group, Ltd.............................  65,989  11,808,072
*   Ezcorp, Inc. Class A.............................. 113,170     344,037
#   FactSet Research Systems, Inc.....................  39,653   5,975,707

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
#*          Farmers Capital Bank Corp.....................   7,346 $   198,269
            FBL Financial Group, Inc. Class A.............  44,583   2,722,238
*           FCB Financial Holdings, Inc. Class A..........  22,199     746,330
            Federal Agricultural Mortgage Corp. Class A...   1,506      40,286
#           Federal Agricultural Mortgage Corp. Class C...  20,865     680,408
#           Federated Investors, Inc. Class B............. 197,927   5,005,574
            Federated National Holding Co.................  46,862   1,159,366
            Fidelity & Guaranty Life......................   3,316      83,066
            Fidelity Southern Corp........................  41,580     656,964
            Fifth Third Bancorp........................... 797,419  12,599,220
#           Financial Engines, Inc........................  16,663     449,401
            Financial Institutions, Inc...................  26,613     730,527
*           First Acceptance Corp.........................  34,466      70,655
#           First American Financial Corp................. 257,840   8,861,961
*           First BanCorp(318672706)...................... 122,436     318,334
#           First Bancorp(318910106)......................  35,992     674,850
            First Bancorp of Indiana, Inc.................     700      12,159
#           First Bancorp, Inc............................  13,744     262,648
*           First Bancshares, Inc.........................     569       4,922
            First Bancshares, Inc. (The)..................     588      10,084
            First Busey Corp..............................  58,233   1,073,234
            First Business Financial Services, Inc........   4,526     103,917
#*          First Cash Financial Services, Inc............  75,074   2,665,127
#           First Citizens BancShares, Inc. Class A.......  18,622   4,582,129
            First Commonwealth Financial Corp............. 251,170   2,192,714
            First Community Bancshares, Inc...............  36,579     678,540
            First Defiance Financial Corp.................  17,109     666,053
            First Federal of Northern Michigan Bancorp,
              Inc.........................................   1,458       9,040
            First Financial Bancorp....................... 165,111   2,641,776
#           First Financial Bankshares, Inc............... 100,332   2,620,672
            First Financial Corp..........................  20,169     666,585
            First Financial Northwest, Inc................  22,460     303,884
#           First Horizon National Corp................... 493,538   6,282,739
            First Interstate BancSystem, Inc. Class A.....  58,983   1,589,592
*           First Marblehead Corp. (The)..................  11,556      43,682
            First Merchants Corp..........................  84,942   1,941,774
            First Midwest Bancorp, Inc.................... 213,947   3,729,096
*           First NBC Bank Holding Co.....................  36,434   1,143,663
            First Niagara Financial Group, Inc............ 743,601   7,279,854
            First of Long Island Corp. (The)..............     601      17,447
(degrees)*  First Place Financial Corp....................  23,310          --
            First Republic Bank........................... 116,891   7,948,588
            First South Bancorp, Inc......................  10,177      84,978
*           First United Corp.............................   5,415      52,417
#           FirstMerit Corp............................... 309,400   5,996,172
*           Flagstar Bancorp, Inc.........................  86,687   1,616,713
            Flushing Financial Corp.......................  71,336   1,569,392
#           FNB Corp...................................... 477,324   5,751,754
            FNF Group..................................... 339,723  11,000,231
#*          FNFV Group.................................... 113,229   1,062,088
*           Forest City Realty Trust, Inc. Class A........ 306,812   6,044,196
*           Forest City Realty Trust, Inc. Class B........  13,338     261,825
#*          Forestar Group, Inc........................... 117,472   1,066,646

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Fox Chase Bancorp, Inc............................  29,485 $   577,021
    Franklin Resources, Inc........................... 266,930   9,251,794
#*  FRP Holdings, Inc.................................  11,905     361,436
    Fulton Financial Corp............................. 542,428   6,970,200
#*  FXCM, Inc. Class A................................   7,125      82,935
#   Gain Capital Holdings, Inc........................  86,275     600,474
*   GAINSCO, Inc......................................   1,100      14,575
    GAMCO Investors, Inc. Class A.....................  10,812     314,413
#*  Genworth Financial, Inc. Class A.................. 860,810   2,393,052
#   German American Bancorp, Inc......................  24,874     791,491
    Glacier Bancorp, Inc.............................. 191,297   4,512,696
*   Global Indemnity P.L.C............................  32,025     962,992
    Goldman Sachs Group, Inc. (The)................... 208,771  33,729,043
    Gouverneur Bancorp, Inc...........................     600       7,650
    Great Southern Bancorp, Inc.......................  31,321   1,242,504
#*  Green Dot Corp. Class A........................... 108,967   1,936,344
    Greenhill & Co., Inc..............................  64,279   1,528,555
#*  Greenlight Capital Re, Ltd. Class A...............  73,728   1,431,798
    Griffin Industrial Realty, Inc....................   6,027     144,889
    Guaranty Bancorp..................................  11,502     181,272
    Guaranty Federal Bancshares, Inc..................   1,840      27,784
*   Hallmark Financial Services, Inc..................  35,820     390,438
*   Hampton Roads Bankshares, Inc.....................     912       1,651
#   Hancock Holding Co................................ 210,915   5,053,523
    Hanmi Financial Corp..............................  90,278   1,959,033
    Hanover Insurance Group, Inc. (The)............... 104,039   8,478,138
    Harleysville Savings Financial Corp...............   3,569      65,134
    Hartford Financial Services Group, Inc. (The)..... 463,580  18,626,644
    Hawthorn Bancshares, Inc..........................   2,903      44,358
#   HCI Group, Inc....................................  43,775   1,455,519
    Heartland Financial USA, Inc......................  35,467   1,062,237
    Heritage Commerce Corp............................  47,846     469,369
    Heritage Financial Corp...........................  50,872     921,292
    Heritage Insurance Holdings, Inc..................  22,643     448,784
    Heritage Oaks Bancorp.............................     974       7,500
    HF Financial Corp.................................   5,606      97,376
*   HFF, Inc. Class A.................................  88,521   2,529,045
*   Hilltop Holdings, Inc............................. 302,532   4,831,436
#   Hingham Institution for Savings...................   1,548     190,419
*   HMN Financial, Inc................................   2,615      30,125
    Home Bancorp, Inc.................................   8,770     223,723
#   Home BancShares, Inc.............................. 152,559   5,905,559
*   HomeStreet, Inc...................................  38,837     795,382
*   HomeTrust Bancshares, Inc.........................   3,293      60,921
    HopFed Bancorp, Inc...............................   3,213      36,853
    Horace Mann Educators Corp........................  77,478   2,380,124
    Horizon Bancorp...................................   7,091     182,026
*   Howard Hughes Corp. (The).........................  77,048   7,321,871
#   Huntington Bancshares, Inc........................ 892,285   7,655,805
    Iberiabank Corp................................... 106,193   5,081,335
    IF Bancorp, Inc...................................     700      12,607
    Independence Holding Co...........................  18,425     282,640
    Independent Bank Corp.(453836108).................  62,023   2,835,071

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
#   Independent Bank Corp.(453838609).................     8,213 $    124,345
    Independent Bank Group, Inc.......................     6,860      205,183
    Infinity Property & Casualty Corp.................    19,978    1,586,053
    Interactive Brokers Group, Inc. Class A...........   183,360    5,917,027
    Intercontinental Exchange, Inc....................    48,544   12,805,907
*   InterGroup Corp. (The)............................       677       17,609
    International Bancshares Corp.....................   170,054    3,943,552
*   INTL. FCStone, Inc................................    57,859    1,631,045
    Invesco, Ltd......................................   375,373   11,234,914
    Investment Technology Group, Inc..................   103,611    1,783,145
#   Investors Bancorp, Inc............................   703,295    8,221,519
    Investors Title Co................................     2,281      197,307
*   Jacksonville Bancorp, Inc.........................        22          361
#   Janus Capital Group, Inc..........................   364,927    4,594,431
    Jones Lang LaSalle, Inc...........................    72,712   10,232,033
    JPMorgan Chase & Co............................... 2,091,795  124,461,802
*   KCG Holdings, Inc. Class A........................    88,260      902,017
    Kearny Financial Corp.............................   135,247    1,635,136
#   Kemper Corp.......................................   161,431    5,579,055
    Kennedy-Wilson Holdings, Inc......................   155,630    3,156,176
    Kentucky First Federal Bancorp....................     3,283       30,532
    KeyCorp...........................................   810,936    9,050,046
#*  Ladenburg Thalmann Financial Services, Inc........    16,106       37,849
    Lake Shore Bancorp, Inc...........................       449        6,026
    Lake Sunapee Bank Group...........................     5,906       81,148
    Lakeland Bancorp, Inc.............................    56,777      636,470
    Lakeland Financial Corp...........................    41,055    1,797,798
    Landmark Bancorp, Inc.............................     3,300       82,302
    LegacyTexas Financial Group, Inc..................   114,707    2,240,228
    Legg Mason, Inc...................................   224,568    6,876,272
#*  LendingTree, Inc..................................    18,558    1,367,539
#   Leucadia National Corp............................   346,488    5,737,841
    Lincoln National Corp.............................   239,090    9,434,491
    Loews Corp........................................   282,227   10,445,221
#   LPL Financial Holdings, Inc.......................   307,685    9,359,778
#   M&T Bank Corp.....................................    94,549   10,417,409
    Macatawa Bank Corp................................    39,247      229,987
    Mackinac Financial Corp...........................     7,909       83,045
*   Magyar Bancorp, Inc...............................     2,122       20,796
#   Maiden Holdings, Ltd..............................   211,148    2,702,694
#   MainSource Financial Group, Inc...................    33,591      745,048
*   Malvern Bancorp, Inc..............................     2,294       38,516
#   Manning & Napier, Inc.............................     8,718       71,836
*   Marcus & Millichap, Inc...........................    55,072    1,301,902
*   Markel Corp.......................................    14,395   12,098,422
    MarketAxess Holdings, Inc.........................    55,975    6,505,974
#   Marlin Business Services Corp.....................    23,300      365,111
    Marsh & McLennan Cos., Inc........................   202,666   10,808,178
*   Maui Land & Pineapple Co., Inc....................     7,073       37,487
#   MB Financial, Inc.................................   186,194    5,794,357
*   MBIA, Inc.........................................   469,686    3,128,109
*   MBT Financial Corp................................    13,759      112,273
    McGraw Hill Financial, Inc........................    59,810    5,085,046

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Mercantile Bank Corp..............................  19,019 $   425,075
#   Merchants Bancshares, Inc.........................   9,216     268,278
#   Mercury General Corp.............................. 106,343   4,937,505
    Meridian Bancorp, Inc.............................  85,053   1,194,995
    Meta Financial Group, Inc.........................   9,840     426,662
    MetLife, Inc...................................... 392,041  17,504,631
    Metro Bancorp, Inc................................  23,325     665,229
*   MGIC Investment Corp.............................. 277,958   1,840,082
    Mid Penn Bancorp, Inc.............................   1,624      25,253
    MidSouth Bancorp, Inc.............................  12,123      93,226
    MidWestOne Financial Group, Inc...................   7,672     215,967
#   Moelis & Co. Class A..............................  11,466     291,695
    Moody's Corp......................................  49,376   4,401,377
    Morgan Stanley.................................... 618,544  16,007,919
    Morningstar, Inc..................................  51,116   4,110,238
*   MSB Financial Corp................................   1,549      19,192
    MSCI, Inc......................................... 158,758  10,928,901
    MutualFirst Financial, Inc........................   6,697     166,889
    Nasdaq, Inc....................................... 176,407  10,937,234
    National Bank Holdings Corp. Class A..............  65,352   1,286,781
    National General Holdings Corp....................  16,158     319,767
#   National Interstate Corp..........................  27,618     677,470
    National Penn Bancshares, Inc..................... 420,423   4,792,822
    National Security Group, Inc. (The)...............     977      14,694
    National Western Life Group, Inc. Class A.........   3,917     903,769
#*  Nationstar Mortgage Holdings, Inc.................  21,130     213,413
    Navient Corp...................................... 534,371   5,108,587
*   Navigators Group, Inc. (The)......................  34,448   3,017,989
    NBT Bancorp, Inc..................................  96,763   2,506,162
    Nelnet, Inc. Class A..............................  85,999   2,792,388
    New York Community Bancorp, Inc................... 433,346   6,708,196
    NewBridge Bancorp.................................  78,276     886,084
#*  NewStar Financial, Inc............................  73,717     564,672
*   Nicholas Financial, Inc...........................   8,516      88,141
*   NMI Holdings, Inc. Class A........................  12,483      65,536
    Northeast Bancorp.................................     301       3,040
    Northeast Community Bancorp, Inc..................  10,493      72,402
#   Northern Trust Corp............................... 192,485  11,949,469
#   Northfield Bancorp, Inc........................... 126,053   1,951,300
    Northrim BanCorp, Inc.............................   8,061     186,290
#   NorthStar Asset Management Group, Inc............. 135,112   1,559,192
    Northway Financial, Inc...........................   2,363      49,091
    Northwest Bancshares, Inc......................... 315,503   3,965,873
    Norwood Financial Corp............................   2,272      63,071
#   Ocean Shore Holding Co............................   9,412     169,134
    OceanFirst Financial Corp.........................  31,738     562,397
#*  Ocwen Financial Corp.............................. 183,013     990,100
    OFG Bancorp....................................... 131,305     737,934
    Ohio Valley Banc Corp.............................   3,467      80,538
    Old Line Bancshares, Inc..........................   5,359      93,461
    Old National Bancorp.............................. 357,894   4,409,254
    Old Point Financial Corp..........................     700      13,020
    Old Republic International Corp................... 509,398   9,209,916

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
*   Old Second Bancorp, Inc...........................    13,666 $    97,165
    OneBeacon Insurance Group, Ltd. Class A...........    67,768     870,141
*   OneMain Holdings, Inc.............................   131,512   3,475,862
#   Oppenheimer Holdings, Inc. Class A................    16,285     249,649
    Opus Bank.........................................    10,518     346,989
    Oritani Financial Corp............................   132,490   2,215,233
#   Pacific Continental Corp..........................    28,972     467,608
*   Pacific Mercantile Bancorp........................    10,106      70,540
*   Pacific Premier Bancorp, Inc......................    38,532     791,062
#   PacWest Bancorp...................................   228,100   8,373,551
    Park National Corp................................    21,931   1,932,340
    Park Sterling Corp................................    27,958     204,653
    PartnerRe, Ltd....................................    98,332  13,805,813
*   Patriot National Bancorp, Inc.....................       130       1,838
    PB Bancorp, Inc...................................     3,978      35,006
#   Peapack Gladstone Financial Corp..................    15,390     331,808
#   Penns Woods Bancorp, Inc..........................     6,223     244,813
*   PennyMac Financial Services, Inc. Class A.........     5,048      60,122
#   People's United Financial, Inc....................   630,688   9,062,987
    Peoples Bancorp of North Carolina, Inc............     4,359      83,518
#   Peoples Bancorp, Inc..............................    24,167     414,706
#*  PHH Corp..........................................    85,169   1,045,875
*   Phoenix Cos., Inc. (The)..........................     8,763     322,040
*   PICO Holdings, Inc................................    40,315     353,966
#   Pinnacle Financial Partners, Inc..................    89,652   4,469,152
*   Piper Jaffray Cos.................................    23,362     794,308
    PNC Financial Services Group, Inc. (The)..........   224,520  19,454,658
    Popular, Inc......................................   216,276   5,437,179
#*  PRA Group, Inc....................................   132,836   3,951,871
    Preferred Bank....................................     5,999     194,968
    Premier Financial Bancorp, Inc....................     6,752     103,373
#   Primerica, Inc....................................   148,477   6,682,950
    Principal Financial Group, Inc....................   329,033  12,503,254
#   PrivateBancorp, Inc...............................   181,616   6,834,210
    ProAssurance Corp.................................   123,884   6,209,066
    Progressive Corp. (The)...........................   650,690  20,334,063
#   Prosperity Bancshares, Inc........................   137,023   5,809,775
    Provident Financial Holdings, Inc.................    13,977     244,318
    Provident Financial Services, Inc.................   143,688   2,822,032
    Prudential Bancorp, Inc...........................     6,262      97,812
    Prudential Financial, Inc.........................   194,894  13,658,172
    Pulaski Financial Corp............................    14,284     203,118
    Pzena Investment Management, Inc. Class A.........     7,981      61,454
    QC Holdings, Inc..................................    17,425      10,978
    QCR Holdings, Inc.................................     3,047      69,959
    Radian Group, Inc.................................   195,407   1,965,794
    Raymond James Financial, Inc......................   160,094   7,013,718
    RE/MAX Holdings, Inc. Class A.....................    13,229     460,634
*   Realogy Holdings Corp.............................   187,788   6,159,446
*   Regional Management Corp..........................     7,750     102,765
    Regions Financial Corp............................ 1,268,728  10,302,071
    Reinsurance Group of America, Inc.................    92,031   7,751,771
#   RenaissanceRe Holdings, Ltd.......................   105,267  11,858,328

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Renasant Corp.....................................    85,607 $ 2,718,022
    Republic Bancorp, Inc. Class A....................    27,977     747,266
#*  Republic First Bancorp, Inc.......................    20,055      82,627
    Resource America, Inc. Class A....................    36,988     161,268
    Riverview Bancorp, Inc............................    12,542      54,181
    RLI Corp..........................................    97,960   5,809,028
*   Royal Bancshares of Pennsylvania, Inc. Class A....    13,512      27,970
    S&T Bancorp, Inc..................................    67,345   1,818,988
#*  Safeguard Scientifics, Inc........................    49,270     640,510
    Safety Insurance Group, Inc.......................    52,020   2,934,968
    Salisbury Bancorp, Inc............................     1,248      36,828
#   Sandy Spring Bancorp, Inc.........................    48,244   1,283,290
*   Santander Consumer USA Holdings, Inc..............   278,743   2,912,864
    SB Financial Group, Inc...........................     2,715      28,752
*   Seacoast Banking Corp. of Florida.................    28,857     427,661
*   Security National Financial Corp. Class A.........     5,667      31,338
    SEI Investments Co................................   105,678   4,146,805
*   Select Bancorp, Inc...............................     2,277      18,535
#   Selective Insurance Group, Inc....................   117,371   3,674,886
#   ServisFirst Bancshares, Inc.......................    12,501     500,915
    Shore Bancshares, Inc.............................     6,595      75,315
    SI Financial Group, Inc...........................    10,889     152,010
*   Siebert Financial Corp............................     8,302       9,630
#   Sierra Bancorp....................................    18,333     333,661
*   Signature Bank....................................    76,997  10,728,762
#   Simmons First National Corp. Class A..............    63,308   2,805,177
#*  SLM Corp.......................................... 1,145,986   7,334,310
    South State Corp..................................    60,460   4,041,751
*   Southcoast Financial Corp.........................     5,485      74,541
*   Southern First Bancshares, Inc....................     3,032      68,675
    Southern Missouri Bancorp, Inc....................     2,922      69,398
#   Southern National Bancorp of Virginia, Inc........     1,825      23,889
    Southside Bancshares, Inc.........................    45,661   1,028,742
    Southwest Bancorp, Inc............................    30,163     504,929
    Southwest Georgia Financial Corp..................     1,954      28,685
*   St Joe Co. (The)..................................    21,800     346,838
    StanCorp Financial Group, Inc.....................    97,195  11,144,379
#   State Auto Financial Corp.........................    55,670   1,215,276
    State Bank Financial Corp.........................    17,918     345,101
    State Street Corp.................................   181,410  10,109,979
    Sterling Bancorp..................................   308,674   4,849,269
    Stewart Information Services Corp.................    71,043   2,519,185
#*  Stifel Financial Corp.............................   128,359   4,294,892
#   Stock Yards Bancorp, Inc..........................    26,935   1,052,620
*   Stratus Properties, Inc...........................     6,860     163,817
    Suffolk Bancorp...................................    19,605     548,744
    Summit State Bank.................................     4,397      60,547
#*  Sun Bancorp, Inc..................................    10,180     213,576
    SunTrust Banks, Inc...............................   216,837   7,931,897
    Sussex Bancorp....................................     3,771      48,269
*   SVB Financial Group...............................    94,679   9,592,876
    Symetra Financial Corp............................   254,460   8,147,809
*   Synchrony Financial............................... 1,330,531  37,813,691

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Synovus Financial Corp............................   271,294 $  8,282,606
#   T Rowe Price Group, Inc...........................   115,411    8,188,410
    Talmer Bancorp, Inc. Class A......................    45,588      732,143
    TCF Financial Corp................................   517,392    6,213,878
    TD Ameritrade Holding Corp........................   333,920    9,209,514
#*  Tejon Ranch Co....................................    38,669      756,366
    Territorial Bancorp, Inc..........................    17,602      469,093
#   Teton Advisors, Inc. Class A......................        95        4,795
*   Texas Capital Bancshares, Inc.....................   118,234    4,220,954
#   TFS Financial Corp................................   364,500    6,360,525
    Timberland Bancorp, Inc...........................     5,770       72,067
#   Tompkins Financial Corp...........................    26,571    1,488,507
    Torchmark Corp....................................   157,103    8,536,977
    Towne Bank........................................    47,858      912,652
*   Transcontinental Realty Investors, Inc............       100          970
    Travelers Cos., Inc. (The)........................   291,837   31,238,232
    Trico Bancshares..................................    36,435      929,457
#*  Trinity Place Holdings, Inc.......................    10,474       62,635
#   TrustCo Bank Corp. NY.............................   276,632    1,521,476
    Trustmark Corp....................................   199,073    4,307,940
    U.S. Bancorp...................................... 1,047,909   41,979,235
    UMB Financial Corp................................   107,952    5,062,949
#   Umpqua Holdings Corp..............................   441,474    6,392,544
*   Unico American Corp...............................       100        1,028
    Union Bankshares Corp.............................    89,612    2,058,388
    Union Bankshares, Inc.............................     2,439       66,194
    United Bancshares, Inc............................     2,086       34,461
#   United Bankshares, Inc............................   184,282    6,188,190
    United Community Bancorp..........................     1,156       15,860
    United Community Banks, Inc.......................   117,091    2,114,663
    United Community Financial Corp...................    11,197       68,638
    United Financial Bancorp, Inc.....................   107,353    1,213,089
    United Fire Group, Inc............................    52,132    2,013,859
#   United Insurance Holdings Corp....................    28,688      445,525
*   United Security Bancshares........................     9,309       48,500
    Unity Bancorp, Inc................................     6,414       73,953
#   Universal Insurance Holdings, Inc.................   154,584    2,896,904
    Univest Corp. of Pennsylvania.....................    43,626      858,560
    Unum Group........................................   232,854    6,668,939
    Validus Holdings, Ltd.............................   182,557    8,076,322
#   Valley National Bancorp...........................   447,433    3,937,410
    Value Line, Inc...................................     7,363      123,551
#   Virtus Investment Partners, Inc...................    19,050    1,676,400
    Voya Financial, Inc...............................   141,329    4,321,841
    VSB Bancorp, Inc..................................       134        1,636
#   Waddell & Reed Financial, Inc. Class A............   137,897    3,783,894
*   Walker & Dunlop, Inc..............................   114,574    2,745,193
    Washington Federal, Inc...........................   341,205    7,284,727
    Washington Trust Bancorp, Inc.....................    31,528    1,244,095
    Waterstone Financial, Inc.........................    49,447      684,841
    Wayne Savings Bancshares, Inc.....................     1,615       20,301
#   Webster Financial Corp............................   221,145    7,335,380
    Wells Fargo & Co.................................. 3,059,913  153,699,430

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES      VALUE+
                                                       ------- --------------
Financials -- (Continued)
#   WesBanco, Inc.....................................  82,758 $    2,401,637
#   West BanCorp, Inc.................................  48,486        872,748
#   Westamerica Bancorporation........................  67,002      2,925,977
*   Western Alliance Bancorp.......................... 240,663      7,840,801
    Westfield Financial, Inc..........................  39,650        316,407
    Westwood Holdings Group, Inc......................  11,840        561,216
    White Mountains Insurance Group, Ltd..............   4,918      3,506,977
    Willis Towers Watson P.L.C........................ 113,839     13,031,150
    Wilshire Bancorp, Inc............................. 237,407      2,514,140
    Wintrust Financial Corp........................... 140,937      5,932,038
#   WisdomTree Investments, Inc....................... 235,235      2,822,820
#*  World Acceptance Corp.............................  24,217        700,840
#   WR Berkley Corp................................... 183,322      9,193,598
    WSFS Financial Corp...............................  40,622      1,180,475
    WVS Financial Corp................................   2,157         24,827
    XL Group P.L.C.................................... 280,092     10,156,136
#   Yadkin Financial Corp.............................  30,578        710,633
    Your Community Bankshares, Inc....................     299          9,864
    Zions Bancorporation.............................. 281,880      6,393,038
                                                               --------------
Total Financials......................................          2,367,817,197
                                                               --------------
Health Care -- (10.2%)
#   Abaxis, Inc.......................................  20,701        901,529
    Abbott Laboratories............................... 348,984     13,209,044
    AbbVie, Inc....................................... 320,451     17,592,760
*   ABIOMED, Inc......................................  23,512      2,006,279
#*  Acadia Healthcare Co., Inc........................ 118,465      7,229,919
#*  ACADIA Pharmaceuticals, Inc.......................   8,347        172,699
#*  Accretive Health, Inc.............................  10,626         27,840
#   Aceto Corp........................................  78,201      1,786,893
*   Acorda Therapeutics, Inc..........................  63,107      2,323,600
*   Adamas Pharmaceuticals, Inc.......................   3,338         57,213
#   Adcare Health Systems, Inc........................   4,107          8,994
#*  Addus HomeCare Corp...............................  30,062        637,615
    Aetna, Inc........................................ 262,537     26,736,768
#*  Affymetrix, Inc................................... 147,096      2,063,757
    Agilent Technologies, Inc......................... 286,285     10,778,630
#*  Air Methods Corp.................................. 136,534      5,316,634
#*  Akorn, Inc........................................  94,203      2,448,336
#*  Albany Molecular Research, Inc....................  57,748        942,447
*   Alere, Inc........................................ 169,936      6,321,619
*   Alexion Pharmaceuticals, Inc......................  38,892      5,675,510
#*  Align Technology, Inc............................. 110,539      7,311,049
*   Alkermes P.L.C....................................  37,369      1,196,182
*   Allergan P.L.C.................................... 178,521     50,776,728
*   Alliance HealthCare Services, Inc.................  12,755         95,407
*   Allied Healthcare Products, Inc...................   6,964          6,337
*   Allscripts Healthcare Solutions, Inc.............. 401,408      5,531,402
*   Almost Family, Inc................................  25,681        982,041
#*  Alnylam Pharmaceuticals, Inc......................  24,955      1,720,398
#*  AMAG Pharmaceuticals, Inc.........................  27,690        634,378
#*  Amedisys, Inc.....................................  56,578      2,022,664
*   American Shared Hospital Services.................   4,179          6,561

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
    AmerisourceBergen Corp............................  45,215 $ 4,049,455
    Amgen, Inc........................................ 270,507  41,314,534
#*  AMN Healthcare Services, Inc...................... 133,274   3,754,329
*   Amphastar Pharmaceuticals, Inc....................   8,509     102,533
*   Amsurg Corp....................................... 160,239  11,727,892
#*  Anacor Pharmaceuticals, Inc.......................  16,718   1,256,023
#   Analogic Corp.....................................  23,045   1,706,943
*   AngioDynamics, Inc................................  69,059     781,748
#*  ANI Pharmaceuticals, Inc..........................   1,410      45,134
*   Anika Therapeutics, Inc...........................  51,917   1,953,118
    Anthem, Inc....................................... 203,028  26,493,124
#*  Anthera Pharmaceuticals, Inc......................  17,924      57,895
#*  ArQule, Inc.......................................  26,787      46,877
*   Arrhythmia Research Technology, Inc...............   1,790       7,769
#*  Assembly Biosciences, Inc.........................   4,031      20,639
#*  athenahealth, Inc.................................  19,606   2,780,131
    Atrion Corp.......................................   4,702   1,765,695
    Baxalta, Inc...................................... 131,449   5,259,274
    Baxter International, Inc......................... 228,602   8,366,833
#   Becton Dickinson and Co...........................  71,544  10,400,351
*   Bio-Rad Laboratories, Inc. Class A................  48,917   6,242,298
*   Bio-Rad Laboratories, Inc. Class B................   2,960     383,631
#   Bio-Techne Corp...................................  45,315   3,747,097
*   Bioanalytical Systems, Inc........................   2,068       3,267
*   Biogen, Inc.......................................  43,007  11,743,491
*   BioMarin Pharmaceutical, Inc......................  35,450   2,624,009
#*  BioScrip, Inc..................................... 183,767     328,943
*   BioSpecifics Technologies Corp....................  13,009     496,684
*   Biota Pharmaceuticals, Inc........................   5,213       8,393
*   BioTelemetry, Inc.................................  87,629     827,218
#*  Bluebird Bio, Inc.................................  22,584     934,074
*   Boston Scientific Corp............................ 501,645   8,793,837
#*  Bovie Medical Corp................................  16,167      35,567
    Bristol-Myers Squibb Co........................... 251,359  15,624,475
*   Brookdale Senior Living, Inc...................... 240,981   3,923,171
#*  Bruker Corp....................................... 172,802   3,858,669
#*  Cambrex Corp...................................... 110,186   3,816,843
    Cantel Medical Corp...............................  74,179   4,404,007
*   Capital Senior Living Corp........................ 121,268   2,222,842
    Cardinal Health, Inc.............................. 103,083   8,387,864
*   Catalent, Inc..................................... 108,553   2,554,252
#   Catalyst Biosciences, Inc.........................   2,100       4,641
*   Celgene Corp...................................... 144,936  14,539,980
*   Celsion Corp......................................   1,650       2,178
#*  Centene Corp...................................... 169,693  10,531,148
*   Cerner Corp.......................................  60,976   3,537,218
*   Charles River Laboratories International, Inc.....  95,231   7,068,997
#   Chemed Corp.......................................  43,782   6,143,490
    Cigna Corp........................................ 203,814  27,229,550
*   Civitas Solutions, Inc............................     951      22,881
*   Cogentix Medical, Inc.............................   2,010       2,070
*   Community Health Systems, Inc..................... 343,259   7,373,203
#   Computer Programs & Systems, Inc..................  22,595   1,186,915

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Concert Pharmaceuticals, Inc......................  20,867 $   318,639
    CONMED Corp.......................................  47,847   1,767,468
    Cooper Cos., Inc. (The)...........................  35,148   4,609,660
*   Corvel Corp.......................................  45,111   2,057,964
    CR Bard, Inc......................................  35,065   6,426,363
*   Cross Country Healthcare, Inc.....................  68,004     979,258
#   CryoLife, Inc.....................................  77,679     763,585
#*  Cumberland Pharmaceuticals, Inc...................  29,618     146,905
#*  Cutera, Inc.......................................  22,365     251,383
*   Cynosure, Inc. Class A............................  46,585   1,686,377
*   DaVita HealthCare Partners, Inc................... 313,677  21,054,000
    DENTSPLY International, Inc.......................  97,885   5,764,448
#*  Depomed, Inc...................................... 217,205   3,331,925
*   DexCom, Inc.......................................  27,240   1,941,667
*   Dicerna Pharmaceuticals, Inc......................     900       5,904
    Digirad Corp......................................  23,800     118,286
*   Durect Corp.......................................  40,784      48,941
#*  Dynavax Technologies Corp.........................   2,374      57,190
*   Edwards Lifesciences Corp......................... 102,560   8,021,218
    Eli Lilly & Co.................................... 197,616  15,631,426
#*  Emergent Biosolutions, Inc........................  79,160   2,897,256
#*  Endo International P.L.C.......................... 134,227   7,445,572
    Ensign Group, Inc. (The).......................... 129,262   2,901,932
#*  Envision Healthcare Holdings, Inc................. 213,186   4,711,411
*   Enzo Biochem, Inc.................................  56,932     269,858
*   Exactech, Inc.....................................  23,629     472,816
#*  ExamWorks Group, Inc..............................  80,008   2,197,020
*   Express Scripts Holding Co........................ 538,721  38,717,878
*   Five Star Quality Care, Inc....................... 100,626     255,590
*   Genesis Healthcare, Inc...........................  34,371      61,868
    Gilead Sciences, Inc.............................. 323,162  26,822,446
#*  Globus Medical, Inc. Class A...................... 184,529   4,603,999
#*  Greatbatch, Inc...................................  47,633   1,839,110
*   Haemonetics Corp..................................  91,081   2,881,803
#*  Halyard Health, Inc...............................  33,638     834,222
#*  Hanger, Inc.......................................  63,789     860,514
#*  Harvard Bioscience, Inc...........................  60,395     179,373
*   HCA Holdings, Inc.................................  62,915   4,377,626
*   Health Net, Inc................................... 155,519  10,298,468
    HealthSouth Corp.................................. 157,201   5,626,224
*   HealthStream, Inc.................................  89,455   1,959,065
#*  Healthways, Inc...................................  82,938     975,351
#*  Henry Schein, Inc.................................  85,011  12,874,066
    Hill-Rom Holdings, Inc............................ 125,673   6,142,896
#*  HMS Holdings Corp................................. 131,119   1,579,984
*   Hologic, Inc...................................... 459,999  15,612,366
#*  Horizon Pharma P.L.C.............................. 153,509   2,686,407
    Humana, Inc....................................... 169,557  27,602,184
*   ICU Medical, Inc..................................  25,611   2,465,059
*   Idera Pharmaceuticals, Inc........................  30,405      58,986
#*  IDEXX Laboratories, Inc...........................  57,480   4,031,647
#*  Illumina, Inc.....................................  23,007   3,633,956
#*  Impax Laboratories, Inc........................... 111,692   4,185,099

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
#*           IMS Health Holdings, Inc..................   126,099 $  2,915,409
*            Incyte Corp...............................    59,713    4,213,349
*            Inogen, Inc...............................    27,360      909,446
#*           Insys Therapeutics, Inc...................    25,530      442,946
*            Integra LifeSciences Holdings Corp........    72,587    4,460,471
#*           Intercept Pharmaceuticals, Inc............    10,800    1,147,284
*            Interpace Diagnostics Group, Inc..........    21,336        5,761
#*           Intrexon Corp.............................    36,453    1,062,240
*            Intuitive Surgical, Inc...................     8,819    4,769,756
             Invacare Corp.............................   100,622    1,550,585
#*           Ionis Pharmaceuticals, Inc................    22,929      892,626
#*           iRadimed Corp.............................     2,040       39,678
*            Iridex Corp...............................    12,103      116,552
#*           Jazz Pharmaceuticals P.L.C................    24,763    3,187,989
             Johnson & Johnson......................... 1,171,060  122,305,506
*            Juniper Pharmaceuticals, Inc..............       811        6,439
             Kewaunee Scientific Corp..................     3,000       50,520
             Kindred Healthcare, Inc...................   255,732    2,470,371
*            Laboratory Corp. of America Holdings......   121,619   13,663,895
#            Landauer, Inc.............................     9,366      286,974
#*           Lannett Co., Inc..........................   101,012    2,576,816
             LeMaitre Vascular, Inc....................    42,801      624,895
*            LHC Group, Inc............................    38,853    1,473,306
*            LifePoint Health, Inc.....................   113,224    7,901,903
#*           Ligand Pharmaceuticals, Inc...............    38,993    3,898,130
#*           Lipocine, Inc.............................    41,781      378,536
*            LivaNova P.L.C............................    61,247    3,428,607
#*           Luminex Corp..............................    69,847    1,340,364
*            Magellan Health, Inc......................    83,014    4,731,798
*            Mallinckrodt P.L.C........................    97,158    5,643,908
*            Masimo Corp...............................   113,035    4,154,036
#*           Mast Therapeutics, Inc....................    25,886       10,354
             McKesson Corp.............................    72,924   11,739,306
(degrees)#*  Medcath Corp..............................    26,258           --
#*           Medicines Co. (The).......................   202,610    7,002,202
#*           MediciNova, Inc...........................     5,363       21,613
*            Medivation, Inc...........................    78,272    2,559,494
*            MEDNAX, Inc...............................   141,029    9,795,874
             Medtronic P.L.C...........................   543,561   41,267,151
             Merck & Co., Inc.......................... 1,166,009   59,081,676
#            Meridian Bioscience, Inc..................   118,029    2,272,058
*            Merit Medical Systems, Inc................    96,080    1,590,124
*            Mettler-Toledo International, Inc.........    13,911    4,352,056
*            Misonix, Inc..............................     8,260       63,437
#*           Molina Healthcare, Inc....................   151,330    8,309,530
*            Momenta Pharmaceuticals, Inc..............    88,278    1,096,413
*            Mylan NV..................................   157,821    8,315,588
*            Myriad Genetics, Inc......................   134,178    5,228,917
             National HealthCare Corp..................    20,876    1,318,319
             National Research Corp. Class A...........    29,412      443,827
             National Research Corp. Class B...........     4,902      164,756
*            Natus Medical, Inc........................    72,355    2,552,684
#*           Nektar Therapeutics.......................   131,581    1,794,765

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
*   Neogen Corp.......................................    67,487 $  3,521,472
*   Neurocrine Biosciences, Inc.......................    31,888    1,356,834
#*  NewLink Genetics Corp.............................    10,777      262,528
*   NuVasive, Inc.....................................   110,123    5,078,873
#*  Omnicell, Inc.....................................    76,491    2,140,983
#*  OPKO Health, Inc..................................   303,625    2,441,145
#*  OraSure Technologies, Inc.........................    86,800      474,796
*   Orthofix International NV.........................    39,548    1,560,960
#   Owens & Minor, Inc................................   160,780    5,571,027
*   Pain Therapeutics, Inc............................    50,349       81,565
#*  Paratek Pharmaceuticals, Inc......................     1,918       28,041
*   PAREXEL International Corp........................   111,511    7,132,244
#   Patterson Cos., Inc...............................   211,196    8,967,382
    PDL BioPharma, Inc................................   149,198      468,482
    PerkinElmer, Inc..................................   201,681    9,745,226
#*  Pernix Therapeutics Holdings, Inc.................     7,120       15,522
    Perrigo Co. P.L.C.................................    45,643    6,599,065
    Pfizer, Inc....................................... 3,836,794  116,983,849
*   PharMerica Corp...................................    76,347    2,266,742
#   Phibro Animal Health Corp. Class A................    20,278      680,327
#*  Pozen, Inc........................................    44,728      292,968
*   Premier, Inc. Class A.............................    39,512    1,262,013
*   Prestige Brands Holdings, Inc.....................   142,258    6,640,603
#*  Progenics Pharmaceuticals, Inc....................    99,984      416,933
*   ProPhase Labs, Inc................................    19,981       24,377
*   Providence Service Corp. (The)....................    46,520    2,065,488
#*  pSivida Corp......................................    22,452       76,561
    Psychemedics Corp.................................     1,810       16,996
#   Quality Systems, Inc..............................   120,291    1,577,015
    Quest Diagnostics, Inc............................   160,837   10,562,166
#*  Quidel Corp.......................................    51,496      877,492
*   Quintiles Transnational Holdings, Inc.............    46,575    2,833,157
#*  Radius Health, Inc................................     4,369      139,939
*   RadNet, Inc.......................................    86,100      514,878
#*  Regeneron Pharmaceuticals, Inc....................    21,372    8,978,163
*   Repligen Corp.....................................    51,897    1,149,519
#   ResMed, Inc.......................................    67,431    3,823,338
*   Retractable Technologies, Inc.....................     7,725       22,480
*   Retrophin, Inc....................................       799       11,961
*   Rigel Pharmaceuticals, Inc........................   135,614      372,939
*   RTI Surgical, Inc.................................   118,166      379,313
*   Sagent Pharmaceuticals, Inc.......................    44,442      671,519
#*  SciClone Pharmaceuticals, Inc.....................   122,668      980,117
*   SeaSpine Holdings Corp............................    17,658      255,335
#*  Seattle Genetics, Inc.............................    27,604      910,380
#   Select Medical Holdings Corp......................   337,234    3,213,840
    Simulations Plus, Inc.............................     4,400       48,884
*   Sirona Dental Systems, Inc........................    84,358    8,966,412
    Span-America Medical Systems, Inc.................     3,812       73,572
#*  Spectrum Pharmaceuticals, Inc.....................    95,574      474,047
    St Jude Medical, Inc..............................   137,457    7,265,977
#   STERIS P.L.C......................................   120,859    8,368,277
    Stryker Corp......................................    85,680    8,495,172

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES      VALUE+
                                                       ------- --------------
Health Care -- (Continued)
#*  Sucampo Pharmaceuticals, Inc. Class A............. 102,321 $    1,294,361
*   SunLink Health Systems, Inc.......................   3,122          2,185
#*  Supernus Pharmaceuticals, Inc.....................  88,750      1,006,425
*   Surgical Care Affiliates, Inc.....................  76,758      3,275,264
*   SurModics, Inc....................................  41,652        830,957
*   Symmetry Surgical, Inc............................  19,109        168,541
*   Taro Pharmaceutical Industries, Ltd...............  24,868      3,625,754
*   Team Health Holdings, Inc.........................  80,106      3,273,932
#   Teleflex, Inc.....................................  84,135     11,416,278
#*  Tenet Healthcare Corp............................. 181,303      4,916,937
#*  Theravance Biopharma, Inc.........................   3,588         58,915
    Thermo Fisher Scientific, Inc..................... 232,701     30,730,494
#*  Tonix Pharmaceuticals Holding Corp................  11,076         53,608
#*  Triple-S Management Corp. Class B.................  65,573      1,461,622
*   Ultragenyx Pharmaceutical, Inc....................  14,350        805,753
#*  United Therapeutics Corp..........................  36,092      4,445,813
    UnitedHealth Group, Inc........................... 576,403     66,378,569
#   Universal American Corp........................... 199,550      1,261,156
    Universal Health Services, Inc. Class B........... 114,942     12,947,067
#   US Physical Therapy, Inc..........................  39,877      2,039,709
    Utah Medical Products, Inc........................   6,796        383,091
#*  Varian Medical Systems, Inc.......................  40,072      3,090,753
*   Vascular Solutions, Inc...........................  43,901      1,201,131
*   VCA, Inc.......................................... 174,938      8,969,071
#*  Veeva Systems, Inc. Class A.......................  45,001      1,084,524
#*  Versartis, Inc....................................   3,100         34,534
*   Vertex Pharmaceuticals, Inc.......................  24,122      2,189,072
#*  Vitae Pharmaceuticals, Inc........................   7,086         69,443
*   VWR Corp..........................................   7,025        171,832
*   Waters Corp.......................................  26,378      3,197,277
#*  WellCare Health Plans, Inc........................ 114,529      8,701,913
#   West Pharmaceutical Services, Inc................. 117,099      6,700,405
#*  Wright Medical Group NV........................... 109,228      2,179,099
#*  Zafgen, Inc.......................................   3,187         21,194
    Zimmer Biomet Holdings, Inc.......................  85,865      8,522,960
    Zoetis, Inc....................................... 171,864      7,398,745
                                                               --------------
Total Health Care.....................................          1,564,736,610
                                                               --------------
Industrials -- (12.8%)
    3M Co............................................. 171,848     25,949,048
#   AAON, Inc......................................... 114,844      2,472,591
    AAR Corp..........................................  69,064      1,451,035
    ABM Industries, Inc............................... 127,943      3,842,128
#   Acacia Research Corp..............................  71,606        267,806
*   ACCO Brands Corp.................................. 272,092      1,651,598
*   Accuride Corp.....................................  34,436         28,961
    Acme United Corp..................................   2,302         31,883
*   Active Power, Inc.................................     920          1,067
#   Actuant Corp. Class A............................. 126,367      2,941,824
#   Acuity Brands, Inc................................  38,296      7,752,259
#   ADT Corp. (The)................................... 497,825     14,725,664
#   Advanced Drainage Systems, Inc....................  31,880        719,850
#*  Advisory Board Co. (The)..........................  73,932      3,383,868

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   AECOM............................................. 301,776 $ 8,280,733
*   Aegion Corp.......................................  89,592   1,615,344
*   AeroCentury Corp..................................   1,459      15,786
#*  Aerojet Rocketdyne Holdings, Inc.................. 139,876   2,300,960
#*  Aerovironment, Inc................................  57,390   1,464,019
#   AGCO Corp......................................... 226,129  11,028,311
#   Air Lease Corp.................................... 248,056   6,389,923
*   Air Transport Services Group, Inc................. 138,491   1,347,517
    Aircastle, Ltd....................................  12,779     219,415
#   Alamo Group, Inc..................................  20,867   1,106,577
    Alaska Air Group, Inc............................. 263,148  18,525,619
#   Albany International Corp. Class A................  55,041   1,866,991
    Allegiant Travel Co...............................  38,450   6,170,072
    Allegion P.L.C....................................  83,230   5,040,409
    Allied Motion Technologies, Inc...................  30,840     602,614
    Allison Transmission Holdings, Inc................ 445,821  10,606,082
    Altra Industrial Motion Corp......................  73,606   1,653,191
    AMERCO............................................  36,423  13,354,493
#*  Ameresco, Inc. Class A............................  37,184     202,653
    American Airlines Group, Inc...................... 199,017   7,759,673
    American Railcar Industries, Inc..................  39,572   1,796,569
#   American Science & Engineering, Inc...............  13,726     492,626
#*  American Superconductor Corp......................     952       5,969
*   American Woodmark Corp............................  50,815   3,506,235
    AMETEK, Inc....................................... 255,082  12,001,608
*   AMREP Corp........................................   9,572      37,522
    AO Smith Corp..................................... 105,800   7,390,130
    Apogee Enterprises, Inc...........................  87,201   3,468,856
#   Applied Industrial Technologies, Inc..............  85,317   3,279,586
*   ARC Document Solutions, Inc....................... 121,704     449,088
    ArcBest Corp......................................  42,847     879,649
    Argan, Inc........................................  62,593   1,885,301
#*  Armstrong World Industries, Inc................... 133,715   5,172,096
#*  Arotech Corp......................................   5,156      10,673
    Astec Industries, Inc.............................  54,358   2,027,553
*   Astronics Corp....................................  39,649   1,278,284
*   Astronics Corp. Class B...........................  15,541     503,917
*   Atlas Air Worldwide Holdings, Inc.................  67,257   2,470,350
*   Avalon Holdings Corp. Class A.....................   1,202       2,013
*   Avis Budget Group, Inc............................ 310,861   8,166,318
    AZZ, Inc..........................................  70,633   3,636,187
#   B/E Aerospace, Inc................................  94,877   3,837,775
*   Babcock & Wilcox Enterprises, Inc................. 121,825   2,515,686
    Barnes Group, Inc................................. 121,492   3,949,705
#   Barrett Business Services, Inc....................  13,746     538,431
*   Beacon Roofing Supply, Inc........................ 110,275   4,466,138
*   Blount International, Inc......................... 168,384   1,565,971
*   BlueLinx Holdings, Inc............................  86,144      33,596
*   BMC Stock Holdings, Inc...........................  15,473     222,347
#   Boeing Co. (The).................................. 141,970  17,054,856
    Brady Corp. Class A...............................  86,301   1,936,594
#   Briggs & Stratton Corp............................  95,581   1,879,122
    Brink's Co. (The)................................. 162,929   4,790,113

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Broadwind Energy, Inc.............................   2,072 $     4,455
#*  Builders FirstSource, Inc......................... 184,187   1,479,022
    BWX Technologies, Inc............................. 190,448   5,702,013
*   CAI International, Inc............................  38,635     241,469
    Carlisle Cos., Inc................................ 108,618   9,089,154
#*  Casella Waste Systems, Inc. Class A...............  85,715     510,004
#   Caterpillar, Inc.................................. 543,284  33,813,996
*   CBIZ, Inc......................................... 135,475   1,368,298
    CDI Corp..........................................  32,781     168,494
    CEB, Inc..........................................  60,825   3,587,459
#   CECO Environmental Corp...........................  35,795     279,201
    Celadon Group, Inc................................  71,433     567,178
    CH Robinson Worldwide, Inc........................  67,324   4,360,576
#*  Chart Industries, Inc.............................  62,887   1,019,398
#   Chicago Bridge & Iron Co. NV...................... 252,776   9,812,764
    Chicago Rivet & Machine Co........................     653      15,695
#   Cintas Corp.......................................  77,276   6,639,554
#   CIRCOR International, Inc.........................  37,257   1,322,251
*   Civeo Corp........................................ 196,714     212,451
#   CLARCOR, Inc...................................... 126,771   5,940,489
#*  Clean Harbors, Inc................................ 145,484   6,446,396
#*  Colfax Corp....................................... 200,438   4,437,697
    Columbus McKinnon Corp............................  39,251     561,289
    Comfort Systems USA, Inc.......................... 112,001   3,174,108
#*  Command Security Corp.............................  10,654      26,528
*   Commercial Vehicle Group, Inc.....................  35,269     109,334
    Compx International, Inc..........................   3,471      35,057
*   Continental Building Products, Inc................  80,411   1,201,340
*   Continental Materials Corp........................   1,019      10,807
#   Copa Holdings SA Class A..........................  51,254   2,414,063
*   Copart, Inc....................................... 204,025   6,836,878
#   Covanta Holding Corp.............................. 334,605   4,731,315
*   Covenant Transportation Group, Inc. Class A.......  53,509   1,045,031
*   CPI Aerostructures, Inc...........................   8,781      76,922
*   CRA International, Inc............................  14,257     265,608
    Crane Co.......................................... 116,329   5,555,873
    CSX Corp.......................................... 995,114  22,907,524
    Cubic Corp........................................  42,758   1,708,610
    Cummins, Inc...................................... 131,613  11,830,693
    Curtiss-Wright Corp............................... 121,999   8,417,931
    Danaher Corp...................................... 357,516  30,978,761
#   Deere & Co........................................ 165,751  12,764,485
    Delta Air Lines, Inc.............................. 458,693  20,315,513
#   Deluxe Corp....................................... 128,380   7,176,442
*   DigitalGlobe, Inc................................. 143,143   1,875,173
#   Donaldson Co., Inc................................ 213,983   6,030,041
    Douglas Dynamics, Inc.............................  82,306   1,634,597
#   Dover Corp........................................ 211,747  12,376,612
*   Ducommun, Inc.....................................  19,169     283,701
    Dun & Bradstreet Corp. (The)......................  40,860   4,021,441
*   DXP Enterprises, Inc..............................  30,308     475,229
*   Dycom Industries, Inc............................. 103,347   6,847,772
#   Dynamic Materials Corp............................  21,782     133,088

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
    Eastern Co. (The).................................     6,782 $    112,650
    Eaton Corp. P.L.C.................................   216,186   10,919,555
#*  Echo Global Logistics, Inc........................    65,696    1,445,969
    Ecology and Environment, Inc. Class A.............     3,767       37,406
    EMCOR Group, Inc..................................   149,015    6,809,986
    Emerson Electric Co...............................   343,706   15,803,602
    Encore Wire Corp..................................    45,508    1,693,353
*   Energy Focus, Inc.................................        54          578
#*  Energy Recovery, Inc..............................    58,749      364,244
    EnerSys...........................................   117,408    5,686,069
    Engility Holdings, Inc............................    30,590      413,271
    Ennis, Inc........................................    60,538    1,208,944
#   EnPro Industries, Inc.............................    40,849    1,816,555
    EnviroStar, Inc...................................       100          388
    Equifax, Inc......................................   108,870   11,518,446
    ESCO Technologies, Inc............................    56,035    1,929,285
    Espey Manufacturing & Electronics Corp............     4,614      113,504
    Essendant, Inc....................................    84,083    2,510,718
*   Esterline Technologies Corp.......................    66,171    5,208,319
#   Expeditors International of Washington, Inc.......    83,843    3,782,996
    Exponent, Inc.....................................    64,276    3,298,002
#   Fastenal Co.......................................   127,276    5,162,315
    Federal Signal Corp...............................   230,431    3,408,075
    FedEx Corp........................................   251,048   33,359,258
#   Flowserve Corp....................................   182,926    7,068,261
    Fluor Corp........................................   196,255    8,809,887
#   Fortune Brands Home & Security, Inc...............   126,303    6,137,063
#   Forward Air Corp..................................    75,192    3,245,287
*   Franklin Covey Co.................................    35,880      635,435
#   Franklin Electric Co., Inc........................    92,019    2,510,278
    FreightCar America, Inc...........................    37,548      715,289
*   FTI Consulting, Inc...............................   133,479    4,523,603
*   Fuel Tech, Inc....................................    30,552       54,994
*   Furmanite Corp....................................    65,374      342,560
#   G&K Services, Inc. Class A........................    57,482    3,700,691
#   GATX Corp.........................................    77,786    3,187,670
#*  Genco Shipping & Trading, Ltd.....................     4,688        4,735
*   Gencor Industries, Inc............................     6,378       75,197
#*  Generac Holdings, Inc.............................   103,283    2,935,303
#   General Cable Corp................................   166,267    1,948,649
    General Dynamics Corp.............................   109,542   14,653,433
    General Electric Co............................... 3,748,360  109,077,276
#*  Genesee & Wyoming, Inc. Class A...................    92,632    4,592,695
*   Gibraltar Industries, Inc.........................    62,097    1,318,940
#   Global Brass & Copper Holdings, Inc...............    48,409    1,002,550
    Global Power Equipment Group, Inc.................    23,539       61,672
#*  Golden Ocean Group, Ltd...........................   101,299       75,275
*   Goldfield Corp. (The).............................    18,424       23,583
#   Gorman-Rupp Co. (The).............................    40,313    1,024,756
*   GP Strategies Corp................................    56,512    1,367,025
#   Graco, Inc........................................    82,089    5,966,229
#   Graham Corp.......................................    17,619      304,809

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Granite Construction, Inc.........................  75,706 $ 2,924,523
*   Great Lakes Dredge & Dock Corp.................... 133,645     459,739
#   Greenbrier Cos., Inc. (The).......................  47,338   1,224,161
#   Griffon Corp......................................  98,568   1,496,262
#   H&E Equipment Services, Inc....................... 109,969   1,281,139
    Hardinge, Inc.....................................  16,040     141,633
    Harsco Corp....................................... 198,835   1,280,497
*   Hawaiian Holdings, Inc............................ 221,730   7,807,113
#*  HC2 Holdings, Inc.................................  10,474      39,801
*   HD Supply Holdings, Inc........................... 127,275   3,343,514
#   Healthcare Services Group, Inc....................  61,585   2,178,261
#   Heartland Express, Inc............................ 262,223   4,497,124
    HEICO Corp........................................  56,494   3,146,716
    HEICO Corp. Class A...............................  79,552   3,691,213
    Heidrick & Struggles International, Inc...........  48,417   1,276,272
*   Heritage-Crystal Clean, Inc.......................   7,298      69,623
    Herman Miller, Inc................................ 177,836   4,556,158
*   Hertz Global Holdings, Inc........................ 783,751   7,116,459
#   Hexcel Corp....................................... 195,862   8,104,770
*   Hill International, Inc...........................  51,954     175,605
    Hillenbrand, Inc.................................. 186,624   5,053,778
    HNI Corp.......................................... 121,791   4,143,330
    Honeywell International, Inc...................... 225,549  23,276,657
    Houston Wire & Cable Co...........................  30,850     169,984
*   Hub Group, Inc. Class A...........................  97,146   2,960,039
    Hubbell, Inc...................................... 104,726   9,470,372
*   Hudson Global, Inc................................  43,679     117,933
    Huntington Ingalls Industries, Inc................ 119,887  15,331,150
    Hurco Cos., Inc...................................  13,211     356,697
*   Huron Consulting Group, Inc.......................  49,319   2,767,289
    Hyster-Yale Materials Handling, Inc...............  28,506   1,480,602
*   ICF International, Inc............................  42,596   1,457,209
    IDEX Corp......................................... 154,491  11,202,142
*   IHS, Inc. Class A.................................  54,484   5,700,116
    Illinois Tool Works, Inc.......................... 102,413   9,224,339
    Ingersoll-Rand P.L.C.............................. 279,530  14,387,409
#*  InnerWorkings, Inc................................  66,030     466,172
*   Innovative Solutions & Support, Inc...............  19,910      52,562
    Insperity, Inc....................................  62,600   2,812,618
    Insteel Industries, Inc...........................  34,113     836,110
*   Integrated Electrical Services, Inc...............  18,589     228,087
    Intelligent Systems Corp..........................     629       1,868
    Interface, Inc.................................... 140,699   2,376,406
#   International Shipholding Corp....................   8,363      11,290
#*  Intersections, Inc................................  30,961      80,189
    ITT Corp.......................................... 205,329   6,662,926
*   Jacobs Engineering Group, Inc..................... 236,912   9,294,058
    JB Hunt Transport Services, Inc...................  61,308   4,457,092
*   JetBlue Airways Corp.............................. 877,316  18,695,604
    John Bean Technologies Corp.......................  51,321   2,351,015
#   Joy Global, Inc................................... 161,256   1,607,722
    Kadant, Inc.......................................  17,092     663,341
#   Kaman Corp........................................  84,492   3,366,161

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Kansas City Southern.............................. 107,009 $ 7,584,798
    KAR Auction Services, Inc......................... 359,196  12,004,330
    KBR, Inc.......................................... 274,916   3,920,302
    Kelly Services, Inc. Class A......................  84,006   1,392,820
    Kelly Services, Inc. Class B......................   1,275      20,840
    Kennametal, Inc................................... 183,657   3,250,729
*   Key Technology, Inc...............................   7,462      54,100
    Kforce, Inc.......................................  99,220   2,212,606
    Kimball International, Inc. Class B...............  90,335     870,829
*   Kirby Corp........................................ 139,928   7,087,353
*   KLX, Inc..........................................  74,234   2,169,860
#   Knight Transportation, Inc........................ 281,835   6,896,502
    Knoll, Inc........................................ 143,515   2,633,500
    Korn/Ferry International.......................... 105,791   3,259,421
#*  Kratos Defense & Security Solutions, Inc.......... 161,271     514,455
    L-3 Communications Holdings, Inc..................  88,731  10,367,330
#   Landstar System, Inc..............................  70,807   4,065,030
#*  Lawson Products, Inc..............................  12,431     240,913
#*  Layne Christensen Co..............................  34,483     176,553
    LB Foster Co. Class A.............................  17,351     200,057
#   Lennox International, Inc.........................  54,898   6,577,878
    Lincoln Electric Holdings, Inc.................... 172,479   9,182,782
#   Lindsay Corp......................................  20,998   1,476,999
*   LMI Aerospace, Inc................................  21,661     213,794
    Lockheed Martin Corp..............................  58,142  12,267,962
    LS Starrett Co. (The) Class A.....................  10,357      99,738
    LSI Industries, Inc...............................  59,929     691,581
*   Lydall, Inc.......................................  31,697     895,440
#*  Manitex International, Inc........................   2,123      10,827
#   Manitowoc Co., Inc. (The)......................... 321,476   5,060,032
    ManpowerGroup, Inc................................ 111,195   8,489,738
    Marten Transport, Ltd.............................  63,332   1,062,711
    Masco Corp........................................ 163,229   4,307,613
#*  MasTec, Inc....................................... 158,793   2,451,764
*   Mastech Holdings, Inc.............................   3,567      23,863
    Matson, Inc....................................... 122,564   4,952,811
#   Matthews International Corp. Class A..............  58,767   2,933,061
    McGrath RentCorp..................................  45,876   1,119,833
*   Meritor, Inc...................................... 223,621   1,527,331
*   MFRI, Inc.........................................   6,501      41,606
#*  Middleby Corp. (The)..............................  69,573   6,286,616
    Miller Industries, Inc............................  16,917     363,546
*   Mistras Group, Inc................................  47,149   1,065,096
#   Mobile Mini, Inc.................................. 112,668   2,920,355
*   Moog, Inc. Class A................................  81,609   3,780,945
*   Moog, Inc. Class B................................   6,265     282,238
*   MRC Global, Inc................................... 258,639   2,599,322
    MSA Safety, Inc...................................  95,750   4,098,100
#   MSC Industrial Direct Co., Inc. Class A........... 112,505   7,291,449
    Mueller Industries, Inc........................... 123,831   3,151,499
    Mueller Water Products, Inc. Class A.............. 598,400   4,912,864
    Multi-Color Corp..................................  48,383   3,049,581
*   MYR Group, Inc....................................  61,644   1,233,496

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   National Presto Industries, Inc...................  10,320 $   816,209
*   Navigant Consulting, Inc.......................... 118,475   1,870,720
*   NCI Building Systems, Inc.........................   8,822      91,572
    Nielsen Holdings P.L.C............................ 424,928  20,464,533
*   NL Industries, Inc................................  66,217     137,731
#   NN, Inc...........................................  74,197     899,268
#   Nordson Corp...................................... 112,168   6,778,312
    Norfolk Southern Corp............................. 223,703  15,771,062
*   Nortek, Inc.......................................   3,273     127,614
    Northrop Grumman Corp.............................  73,523  13,606,166
*   Northwest Pipe Co.................................  15,204     145,502
#*  NOW, Inc..........................................  89,850   1,218,366
*   NV5 Global, Inc...................................   5,287     100,347
#*  Old Dominion Freight Line, Inc.................... 218,624  11,987,154
#   Omega Flex, Inc...................................   8,973     265,601
*   On Assignment, Inc................................ 133,409   5,156,258
    Orbital ATK, Inc.................................. 164,743  14,864,761
#*  Orion Energy Systems, Inc.........................  30,093      61,089
#*  Orion Marine Group, Inc...........................  34,844     125,787
#   Oshkosh Corp...................................... 231,655   7,628,399
    Owens Corning..................................... 271,623  12,546,266
#   PACCAR, Inc....................................... 296,259  14,537,429
*   PAM Transportation Services, Inc..................   7,813     201,810
    Park-Ohio Holdings Corp...........................  28,183     804,061
    Parker-Hannifin Corp.............................. 175,158  17,018,351
*   Patrick Industries, Inc...........................  67,359   2,354,197
*   Patriot Transportation Holding, Inc...............   3,487      77,969
*   Pendrell Corp.....................................  67,532      36,461
    Pentair P.L.C..................................... 194,318   9,156,264
*   Performant Financial Corp......................... 119,747     204,767
#*  PGT, Inc.......................................... 190,039   1,862,382
#   Pitney Bowes, Inc................................. 212,904   4,168,660
#*  Plug Power, Inc...................................   2,629       4,916
*   Ply Gem Holdings, Inc.............................  44,884     447,493
    Powell Industries, Inc............................  20,601     515,849
#*  Power Solutions International, Inc................   2,080      24,856
*   PowerSecure International, Inc....................  59,870     657,373
    Precision Castparts Corp..........................  65,806  15,461,120
#   Preformed Line Products Co........................   8,209     310,464
#   Primoris Services Corp............................ 131,113   2,673,394
#*  Proto Labs, Inc...................................  15,437     848,881
    Providence and Worcester Railroad Co..............   3,494      45,422
    Quad/Graphics, Inc................................   8,377      84,440
    Quanex Building Products Corp.....................  86,944   1,609,333
*   Quanta Services, Inc.............................. 307,375   5,747,913
#*  Radiant Logistics, Inc............................  38,901     128,762
#   Raven Industries, Inc.............................  97,890   1,469,329
    Raytheon Co....................................... 159,417  20,443,636
#*  RBC Bearings, Inc.................................  45,137   2,677,978
    RCM Technologies, Inc.............................  15,191      75,499
    Regal Beloit Corp.................................  89,084   5,007,412
*   Republic Airways Holdings, Inc....................  85,096     181,254
    Republic Services, Inc............................ 361,638  15,803,581

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Resources Connection, Inc.........................  96,446 $ 1,457,299
*   Rexnord Corp...................................... 231,917   3,796,481
*   Roadrunner Transportation Systems, Inc............  74,195     587,624
    Robert Half International, Inc....................  74,722   3,270,582
    Rockwell Automation, Inc..........................  70,845   6,770,657
#   Rockwell Collins, Inc.............................  69,385   5,611,859
    Rollins, Inc...................................... 156,277   4,305,431
#   Roper Technologies, Inc...........................  79,603  13,983,859
*   RPX Corp.......................................... 124,871   1,446,006
#   RR Donnelley & Sons Co............................ 413,490   5,776,455
#*  Rush Enterprises, Inc. Class A....................  65,683   1,254,545
*   Rush Enterprises, Inc. Class B....................   8,637     162,203
#   Ryder System, Inc................................. 174,036   9,253,494
#*  Saia, Inc.........................................  85,927   1,837,979
#*  Sensata Technologies Holding NV................... 144,092   5,288,176
    Servotronics, Inc.................................   1,473      11,011
*   SIFCO Industries, Inc.............................   7,118      55,165
#   Simpson Manufacturing Co., Inc....................  89,676   2,926,128
#   SkyWest, Inc......................................  91,028   1,367,241
*   SL Industries, Inc................................  11,694     350,820
    Snap-on, Inc......................................  70,661  11,415,991
#*  SolarCity Corp....................................  55,287   1,970,982
    Southwest Airlines Co............................. 720,630  27,110,101
*   SP Plus Corp......................................  26,045     584,710
*   Sparton Corp......................................  11,200     191,968
*   Spirit Aerosystems Holdings, Inc. Class A......... 199,491   8,458,418
*   Spirit Airlines, Inc.............................. 140,171   5,859,148
    SPX Corp..........................................  80,563     749,236
*   SPX FLOW, Inc.....................................  80,563   1,920,622
    Standex International Corp........................  35,926   2,594,576
    Stanley Black & Decker, Inc....................... 162,667  15,346,005
    Steelcase, Inc. Class A........................... 251,863   3,213,772
*   Stericycle, Inc...................................  29,862   3,593,892
#*  Sterling Construction Co., Inc....................  23,323     125,478
#   Sun Hydraulics Corp...............................  53,115   1,352,308
    Supreme Industries, Inc. Class A..................  14,584      84,879
#*  Swift Transportation Co........................... 237,575   3,874,848
    TAL International Group, Inc......................  86,087     971,061
#*  Taser International, Inc..........................  82,399   1,268,121
#*  Team, Inc.........................................  48,798   1,171,152
#*  Teledyne Technologies, Inc........................  91,668   7,448,025
    Tennant Co........................................  42,356   2,291,883
    Terex Corp........................................ 221,004   4,950,490
    Tetra Tech, Inc................................... 149,854   3,969,632
#   Textainer Group Holdings, Ltd.....................  82,635     880,063
    Textron, Inc...................................... 320,497  10,967,407
#*  Thermon Group Holdings, Inc.......................  45,816     770,625
    Timken Co. (The).................................. 191,555   5,085,785
#   Titan International, Inc.......................... 105,661     316,983
*   Titan Machinery, Inc..............................  34,120     289,679
    Toro Co. (The)....................................  62,434   4,652,582
*   TransDigm Group, Inc..............................  20,390   4,582,245
*   TRC Cos., Inc.....................................  31,592     278,957

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Trex Co., Inc.....................................  67,119 $ 2,520,990
*   TriMas Corp.......................................  79,260   1,370,405
#*  TriNet Group, Inc.................................  45,589     674,717
    Trinity Industries, Inc........................... 440,714   9,440,094
#   Triumph Group, Inc................................ 119,130   3,037,815
*   TrueBlue, Inc.....................................  82,452   1,883,204
*   Tutor Perini Corp................................. 112,788   1,489,930
    Twin Disc, Inc....................................  22,640     259,002
    Tyco International P.L.C.......................... 290,294   9,983,211
*   Ultralife Corp....................................  19,679     110,793
    UniFirst Corp.....................................  27,740   2,921,022
    Union Pacific Corp................................ 689,803  49,665,816
*   United Continental Holdings, Inc.................. 302,005  14,580,801
    United Parcel Service, Inc. Class B............... 130,524  12,164,837
*   United Rentals, Inc............................... 144,254   6,911,209
#   United Technologies Corp.......................... 590,526  51,783,225
    Universal Forest Products, Inc....................  33,737   2,324,142
    Universal Truckload Services, Inc.................  27,780     358,640
#   US Ecology, Inc...................................  65,065   2,210,258
*   USA Truck, Inc....................................  21,309     344,567
#*  USG Corp.......................................... 188,059   3,364,376
    Valmont Industries, Inc...........................  46,009   4,904,099
*   Vectrus, Inc......................................  17,994     355,561
#*  Verisk Analytics, Inc.............................  82,023   5,987,679
#*  Veritiv Corp......................................   7,560     233,226
*   Versar, Inc.......................................  15,761      40,979
    Viad Corp.........................................  44,598   1,314,303
#*  Vicor Corp........................................  34,427     289,187
*   Virco Manufacturing Corp..........................  11,119      34,469
*   Volt Information Sciences, Inc....................  23,850     182,930
    VSE Corp..........................................  10,418     625,080
*   Wabash National Corp.............................. 236,122   2,611,509
*   WABCO Holdings, Inc...............................  62,120   5,569,058
#   Wabtec Corp....................................... 102,317   6,543,172
    Waste Connections, Inc............................ 257,678  15,452,950
    Waste Management, Inc............................. 233,510  12,364,355
    Watsco, Inc.......................................  61,345   7,128,902
    Watsco, Inc. Class B..............................   5,058     588,068
    Watts Water Technologies, Inc. Class A............  48,950   2,411,767
#   Werner Enterprises, Inc........................... 197,774   4,776,242
#*  Wesco Aircraft Holdings, Inc...................... 135,446   1,529,185
#*  WESCO International, Inc.......................... 105,226   4,249,026
    West Corp......................................... 110,751   2,005,701
*   Willdan Group, Inc................................  16,716     143,089
*   Willis Lease Finance Corp.........................   8,926     158,079
#   Woodward, Inc..................................... 152,554   7,046,469
#   WW Grainger, Inc..................................  36,977   7,273,006
#*  XPO Logistics, Inc................................ 222,666   5,087,918
    Xylem, Inc........................................ 318,602  11,453,742

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc................................    61,697 $      637,947
                                                                 --------------
Total Industrials.....................................            1,965,600,254
                                                                 --------------
Information Technology -- (16.3%)
#*  3D Systems Corp...................................    49,622        397,472
    Accenture P.L.C. Class A..........................   139,322     14,704,044
*   ACI Worldwide, Inc................................   285,143      5,104,060
    Activision Blizzard, Inc..........................   825,688     28,750,456
*   Actua Corp........................................   111,380      1,053,655
*   Acxiom Corp.......................................   144,109      2,694,838
*   ADDvantage Technologies Group, Inc................     7,817         13,680
*   Adobe Systems, Inc................................    51,657      4,604,188
    ADTRAN, Inc.......................................    96,668      1,755,491
*   Advanced Energy Industries, Inc...................    70,488      1,979,303
*   Aehr Test Systems.................................     4,618          6,327
*   Agilysys, Inc.....................................    56,856        562,874
*   Akamai Technologies, Inc..........................   157,277      7,174,977
*   Alliance Data Systems Corp........................    39,407      7,873,125
#*  Alliance Fiber Optic Products, Inc................    37,843        543,804
#*  Alpha & Omega Semiconductor, Ltd..................    15,188        145,045
*   Alphabet, Inc. Class A............................    81,193     61,816,291
*   Alphabet, Inc. Class C............................    86,171     64,020,744
    Amdocs, Ltd.......................................   133,008      7,280,858
    American Software, Inc. Class A...................    43,451        422,778
*   Amkor Technology, Inc.............................   343,893      2,111,503
#   Amphenol Corp. Class A............................   131,379      6,512,457
#*  Amtech Systems, Inc...............................    16,226         92,001
*   ANADIGICS, Inc....................................    30,418         20,991
    Analog Devices, Inc...............................   168,900      9,096,954
*   Angie's List, Inc.................................    49,651        421,537
*   Anixter International, Inc........................    61,285      3,029,930
#*  ANSYS, Inc........................................    91,726      8,089,316
    Apple, Inc........................................ 3,074,240    299,246,522
    Applied Materials, Inc............................   469,595      8,288,352
#*  Applied Optoelectronics, Inc......................     5,228         85,582
#*  Arista Networks, Inc..............................    55,620      3,338,869
#*  ARRIS International P.L.C.........................   481,544     12,264,926
*   Arrow Electronics, Inc............................   231,515     11,946,174
#*  Aspen Technology, Inc.............................    88,058      2,856,602
    Astro-Med, Inc....................................     9,339        146,529
    Atmel Corp........................................   328,188      2,645,195
*   Autobytel, Inc....................................     3,757         68,565
#*  Autodesk, Inc.....................................    41,500      1,943,030
    Automatic Data Processing, Inc....................    96,437      8,012,950
#   Avago Technologies, Ltd...........................    45,023      6,020,025
*   AVG Technologies NV...............................   124,749      2,354,014
*   Aviat Networks, Inc...............................    88,527         65,262
#*  Avid Technology, Inc..............................    87,037        617,963
    Avnet, Inc........................................   253,794     10,131,456
#   AVX Corp..........................................   234,355      2,690,395
*   Aware, Inc........................................    27,858         82,460
*   Axcelis Technologies, Inc.........................   256,123        671,042
*   AXT, Inc..........................................   103,221        259,085

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#   Badger Meter, Inc.................................    38,738 $ 2,162,743
*   Bankrate, Inc.....................................   138,608   1,585,676
#*  Barracuda Networks, Inc...........................    57,274     605,959
    Bel Fuse, Inc. Class A............................     4,354      59,606
    Bel Fuse, Inc. Class B............................    15,126     229,461
    Belden, Inc.......................................    68,763   2,937,555
*   Benchmark Electronics, Inc........................    86,360   1,813,560
    Black Box Corp....................................    35,024     266,883
    Blackbaud, Inc....................................    75,206   4,623,665
#*  Blackhawk Network Holdings, Inc...................   127,253   4,796,166
*   Blucora, Inc......................................    75,507     651,625
    Booz Allen Hamilton Holding Corp..................   164,821   4,662,786
#*  Bottomline Technologies de, Inc...................    63,828   1,839,523
#   Broadcom Corp. Class A............................   102,883   5,624,614
    Broadridge Financial Solutions, Inc...............   127,150   6,810,154
#*  BroadSoft, Inc....................................    20,166     689,879
#*  BroadVision, Inc..................................     6,453      36,459
    Brocade Communications Systems, Inc...............   998,539   7,968,341
    Brooks Automation, Inc............................   194,491   1,853,499
*   BSQUARE Corp......................................    30,337     186,573
    CA, Inc...........................................   502,824  14,446,134
*   Cabot Microelectronics Corp.......................    52,937   2,151,360
*   CACI International, Inc. Class A..................    70,488   5,855,438
#*  Cadence Design Systems, Inc.......................   306,942   6,003,786
*   CalAmp Corp.......................................    78,474   1,334,058
*   Calix, Inc........................................   143,467   1,101,827
*   Carbonite, Inc....................................     1,300      11,661
#*  Cardtronics, Inc..................................   153,914   4,742,090
*   Cartesian, Inc....................................     3,573       6,967
#*  Cascade Microtech, Inc............................    27,296     432,642
#   Cass Information Systems, Inc.....................    20,708   1,054,037
#*  Cavium, Inc.......................................    22,676   1,309,993
    CDK Global, Inc...................................    40,195   1,770,590
    CDW Corp..........................................   233,127   8,963,733
*   Ceva, Inc.........................................    46,932   1,086,476
    Checkpoint Systems, Inc...........................    77,794     504,105
*   CIBER, Inc........................................   262,652     853,619
#*  Ciena Corp........................................   189,150   3,361,196
#*  Cimpress NV.......................................    48,517   3,809,555
#*  Cirrus Logic, Inc.................................   159,473   5,536,903
    Cisco Systems, Inc................................ 3,120,440  74,235,268
*   Citrix Systems, Inc...............................    62,810   4,425,593
#*  Clearfield, Inc...................................    20,285     300,218
#   Cognex Corp.......................................   101,635   3,277,729
*   Cognizant Technology Solutions Corp. Class A......   120,851   7,651,077
*   Coherent, Inc.....................................    45,054   3,481,323
    Cohu, Inc.........................................    57,027     690,597
*   CommScope Holding Co., Inc........................   385,627   8,645,757
    Communications Systems, Inc.......................    17,110     123,534
*   CommVault Systems, Inc............................    20,984     787,320
#   Computer Sciences Corp............................   187,037   5,998,277
    Computer Task Group, Inc..........................    30,804     182,052
    Comtech Telecommunications Corp...................    40,925     798,856

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Concurrent Computer Corp..........................    14,271 $    72,211
*   Constant Contact, Inc.............................    31,960   1,010,256
#   Convergys Corp....................................   178,498   4,362,491
*   CoreLogic, Inc....................................   195,271   6,971,175
    Corning, Inc......................................   544,127  10,126,203
#*  CoStar Group, Inc.................................    19,500   3,419,715
*   Covisint Corp.....................................    46,719      98,577
*   Cray, Inc.........................................    67,321   2,651,774
#*  Cree, Inc.........................................   188,622   5,287,075
#   CSG Systems International, Inc....................    96,381   3,367,552
    CSP, Inc..........................................     2,797      15,663
    CSRA, Inc.........................................   168,743   4,518,938
    CTS Corp..........................................    53,696     845,712
*   CyberOptics Corp..................................    10,031      87,771
#   Cypress Semiconductor Corp........................   598,488   4,704,116
#   Daktronics, Inc...................................    87,253     700,642
*   Datalink Corp.....................................    55,757     400,335
*   Demand Media, Inc.................................    64,844     326,814
#*  Determine, Inc....................................       538       1,307
*   DHI Group, Inc....................................   184,321   1,716,029
#   Diebold, Inc......................................   186,513   5,170,140
*   Digi International, Inc...........................    49,325     449,844
#*  Digimarc Corp.....................................     9,758     349,141
*   Diodes, Inc.......................................    90,272   1,726,903
#   Dolby Laboratories, Inc. Class A..................   127,299   4,584,037
*   DSP Group, Inc....................................    44,128     422,305
    DST Systems, Inc..................................    97,377  10,264,510
*   DTS, Inc..........................................    42,613     949,418
    EarthLink Holdings Corp...........................   323,471   1,914,948
*   eBay, Inc.........................................   374,607   8,788,280
#   Ebix, Inc.........................................    58,742   2,004,277
*   EchoStar Corp. Class A............................   102,672   3,606,867
*   Edgewater Technology, Inc.........................    10,488      81,702
#   Electro Rent Corp.................................    40,161     351,007
*   Electro Scientific Industries, Inc................    41,652     251,578
*   Electronic Arts, Inc..............................   123,119   7,946,716
*   Electronics for Imaging, Inc......................    80,322   3,323,724
#*  Ellie Mae, Inc....................................    21,253   1,484,097
*   eMagin Corp.......................................    12,094      16,448
    EMC Corp.......................................... 1,307,007  32,374,563
*   Emcore Corp.......................................    55,153     334,227
#*  Endurance International Group Holdings, Inc.......    64,824     595,084
#*  EnerNOC, Inc......................................    67,602     354,911
*   Entegris, Inc.....................................   272,240   3,174,318
*   Envestnet, Inc....................................    26,663     625,247
*   EPAM Systems, Inc.................................    80,122   6,001,138
    Epiq Systems, Inc.................................    63,188     791,114
*   ePlus, Inc........................................    12,730   1,205,658
*   Euronet Worldwide, Inc............................   108,819   8,680,492
*   Everi Holdings, Inc...............................   189,908     533,641
*   Everyday Health, Inc..............................     4,747      21,836
*   Exar Corp.........................................   101,847     560,159
*   ExlService Holdings, Inc..........................    58,208   2,541,361

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Extreme Networks, Inc.............................   155,567 $   429,365
*   F5 Networks, Inc..................................    29,718   2,786,954
*   Fabrinet..........................................    54,912   1,367,858
*   Facebook, Inc. Class A............................   324,591  36,422,356
#   Fair Isaac Corp...................................    78,655   7,517,058
*   Fairchild Semiconductor International, Inc........   338,537   6,936,623
*   FalconStor Software, Inc..........................    50,770      94,432
#*  FARO Technologies, Inc............................    29,692     762,194
#   FEI Co............................................    64,898   4,701,860
    Fidelity National Information Services, Inc.......   314,818  18,804,079
#*  Finisar Corp......................................   219,171   2,783,472
#*  FireEye, Inc......................................    42,598     600,206
*   First Solar, Inc..................................   188,233  12,924,078
#*  Fiserv, Inc.......................................   164,352  15,541,125
#*  FleetCor Technologies, Inc........................    79,782   9,800,421
*   Flextronics International, Ltd....................   536,794   5,625,601
    FLIR Systems, Inc.................................   321,161   9,390,748
#*  FormFactor, Inc...................................   148,974   1,237,974
    Forrester Research, Inc...........................    36,724   1,174,066
#*  Fortinet, Inc.....................................    52,414   1,474,930
*   Frequency Electronics, Inc........................    10,710      95,105
*   Gartner, Inc......................................    40,378   3,548,822
*   Genpact, Ltd......................................   387,422   9,267,134
*   GigOptix, Inc.....................................     3,988      12,443
    Global Payments, Inc..............................   236,556  13,944,976
    GlobalScape, Inc..................................    11,741      39,919
#*  Glu Mobile, Inc...................................    88,788     196,221
#*  GrubHub, Inc......................................    49,625     935,431
*   GSE Systems, Inc..................................    19,854      41,892
*   GSI Group, Inc....................................    70,599     872,604
#*  GSI Technology, Inc...............................    23,969      82,693
*   GTT Communications, Inc...........................    52,107     775,873
*   Guidewire Software, Inc...........................    53,843   2,963,519
    Hackett Group, Inc. (The).........................    84,258   1,244,491
*   Harmonic, Inc.....................................   263,382     869,161
    Harris Corp.......................................    89,110   7,749,897
    Heartland Payment Systems, Inc....................   114,175  10,513,234
    Hewlett Packard Enterprise Co..................... 1,807,285  24,868,242
    HP, Inc........................................... 1,142,163  11,090,403
#*  Hutchinson Technology, Inc........................    36,975     136,808
    IAC/InterActiveCorp...............................   141,096   7,328,526
*   ID Systems, Inc...................................    15,829      63,474
#*  Identiv, Inc......................................     2,529       4,805
*   IEC Electronics Corp..............................     9,658      32,547
*   II-VI, Inc........................................   111,266   2,314,333
*   Imation Corp......................................    54,588      45,838
*   Immersion Corp....................................    28,268     239,713
#*  Infinera Corp.....................................   187,103   2,866,418
    Ingram Micro, Inc. Class A........................   312,395   8,809,539
*   Innodata, Inc.....................................    31,335      75,517
*   Inphi Corp........................................    35,425     983,044
*   Insight Enterprises, Inc..........................    94,544   2,234,075
*   Integrated Device Technology, Inc.................   265,854   6,773,960

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Intel Corp........................................ 4,679,874 $145,169,691
#   InterDigital, Inc.................................   122,693    5,526,093
#*  Internap Corp.....................................   164,053      633,245
#   International Business Machines Corp..............   210,513   26,269,917
#   Intersil Corp. Class A............................   219,964    2,859,532
*   inTEST Corp.......................................     3,806       15,224
*   Intevac, Inc......................................    31,727      141,820
*   IntraLinks Holdings, Inc..........................    87,870      708,232
*   IntriCon Corp.....................................     8,894       66,527
    Intuit, Inc.......................................    54,398    5,195,553
*   Inuvo, Inc........................................    13,129       30,853
#*  IPG Photonics Corp................................   111,829    9,039,138
*   Iteris, Inc.......................................    12,775       27,211
#*  Itron, Inc........................................    63,554    2,094,740
*   Ixia..............................................   143,024    1,368,740
    IXYS Corp.........................................    75,650      902,505
#   j2 Global, Inc....................................   112,060    8,125,471
#   Jabil Circuit, Inc................................   532,551   10,603,090
    Jack Henry & Associates, Inc......................   133,076   10,803,110
    Juniper Networks, Inc.............................   304,260    7,180,536
*   Kemet Corp........................................    66,332       98,171
*   Key Tronic Corp...................................    14,320      108,546
*   Keysight Technologies, Inc........................   270,916    6,339,434
*   Kimball Electronics, Inc..........................    38,844      389,994
    KLA-Tencor Corp...................................   130,177    8,720,557
#*  Knowles Corp......................................    65,185      886,516
#*  Kopin Corp........................................   102,311      197,460
*   Kulicke & Soffa Industries, Inc...................   218,968    2,215,956
*   KVH Industries, Inc...............................    26,931      259,884
    Lam Research Corp.................................   151,919   10,906,265
#*  Lattice Semiconductor Corp........................   291,834    1,418,313
    Leidos Holdings, Inc..............................   152,682    7,041,694
    Lexmark International, Inc. Class A...............   162,934    4,596,368
*   LGL Group, Inc. (The).............................     2,633        9,558
*   Limelight Networks, Inc...........................   175,465      219,331
#   Linear Technology Corp............................   111,337    4,757,430
*   LinkedIn Corp. Class A............................     7,704    1,524,699
*   Lionbridge Technologies, Inc......................   154,376      714,761
*   Liquidity Services, Inc...........................    12,281       79,949
    Littelfuse, Inc...................................    41,426    4,221,309
*   LoJack Corp.......................................    43,904      235,325
#*  Lumentum Holdings, Inc............................    76,006    1,499,598
#*  M/A-COM Technology Solutions Holdings, Inc........    97,014    3,735,039
#*  Magnachip Semiconductor Corp......................    61,702      282,595
#*  Manhattan Associates, Inc.........................   151,364    8,726,135
    ManTech International Corp. Class A...............    62,660    1,806,488
    Marchex, Inc. Class B.............................    38,409      146,722
#   Marvell Technology Group, Ltd.....................   546,773    4,838,941
    MasterCard, Inc. Class A..........................   226,976   20,207,673
*   Mattersight Corp..................................     5,001       27,305
*   Mattson Technology, Inc...........................   127,861      446,235
    Maxim Integrated Products, Inc....................   114,934    3,838,796
#   MAXIMUS, Inc......................................   147,744    7,885,097

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   MaxLinear, Inc. Class A...........................    54,807 $    842,932
#*  Maxwell Technologies, Inc.........................    55,751      388,584
*   MeetMe, Inc.......................................    17,594       56,125
    Mentor Graphics Corp..............................   288,159    5,008,203
*   Mercury Systems, Inc..............................    55,614    1,061,671
#   Mesa Laboratories, Inc............................     6,575      683,800
    Methode Electronics, Inc..........................    87,133    2,270,686
#   Microchip Technology, Inc.........................   308,351   13,817,208
*   Micron Technology, Inc............................   854,283    9,422,741
*   Microsemi Corp....................................   247,518    7,846,321
    Microsoft Corp.................................... 3,539,615  194,997,390
*   MicroStrategy, Inc. Class A.......................    23,254    4,011,548
    MKS Instruments, Inc..............................   112,282    3,979,274
    MOCON, Inc........................................     8,521      111,710
#*  ModusLink Global Solutions, Inc...................   102,090      219,494
*   MoneyGram International, Inc......................    59,535      315,536
    Monolithic Power Systems, Inc.....................    48,565    3,038,712
    Monotype Imaging Holdings, Inc....................    69,716    1,738,717
#*  Monster Worldwide, Inc............................   301,179    1,502,883
*   MoSys, Inc........................................    65,993       60,054
    Motorola Solutions, Inc...........................    51,737    3,454,479
    MTS Systems Corp..................................    36,747    1,962,290
*   Multi-Fineline Electronix, Inc....................    50,352      842,389
*   Nanometrics, Inc..................................    47,952      677,562
*   NAPCO Security Technologies, Inc..................    17,222       93,860
#   National Instruments Corp.........................   172,211    4,908,013
    NCI, Inc. Class A.................................    11,541      145,647
*   NCR Corp..........................................   403,338    8,607,233
*   NeoPhotonics Corp.................................    53,787      482,469
#   NetApp, Inc.......................................   323,751    7,099,859
*   NETGEAR, Inc......................................    76,789    2,869,605
*   NetScout Systems, Inc.............................    72,152    1,554,876
#*  NetSuite, Inc.....................................    15,289    1,060,598
#*  NeuStar, Inc. Class A.............................    56,098    1,378,889
*   Newport Corp......................................    99,066    1,508,775
    NIC, Inc..........................................    97,669    1,932,870
#*  Novatel Wireless, Inc.............................    48,740       52,639
*   Nuance Communications, Inc........................   660,570   11,645,849
#*  Numerex Corp. Class A.............................    18,298      113,814
    NVE Corp..........................................     2,311      114,626
    NVIDIA Corp.......................................   458,835   13,439,277
*   NXP Semiconductors NV.............................    36,177    2,705,316
#*  Oclaro, Inc.......................................   106,869      369,767
*   ON Semiconductor Corp............................. 1,063,078    9,099,948
*   Onvia, Inc........................................     1,484        5,164
    Optical Cable Corp................................     8,150       19,560
    Oracle Corp....................................... 1,315,382   47,761,520
*   OSI Systems, Inc..................................    43,232    2,369,978
#*  Palo Alto Networks, Inc...........................    13,966    2,087,777
*   PAR Technology Corp...............................    17,200      100,104
    Park Electrochemical Corp.........................    30,476      496,149
#   Paychex, Inc......................................   181,984    8,709,754
#*  Paycom Software, Inc..............................    87,090    2,625,764

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   PayPal Holdings, Inc.............................. 364,707 $13,180,511
    PC Connection, Inc................................  47,164   1,064,491
    PC-Tel, Inc.......................................  30,780     147,436
*   PCM, Inc..........................................  16,586     136,835
*   PDF Solutions, Inc................................  64,089     694,084
    Pegasystems, Inc.................................. 116,957   2,748,490
*   Perceptron, Inc...................................  10,412      68,719
*   Perficient, Inc...................................  73,309   1,396,536
*   PFSweb, Inc.......................................  37,342     462,294
*   Photronics, Inc................................... 126,569   1,511,234
#   Plantronics, Inc..................................  91,709   4,111,314
*   Plexus Corp.......................................  74,671   2,609,751
*   Polycom, Inc...................................... 321,090   3,271,907
    Power Integrations, Inc...........................  49,992   2,356,123
*   PRGX Global, Inc..................................  39,286     149,287
*   Progress Software Corp............................  91,339   2,364,767
*   PTC, Inc.......................................... 146,550   4,339,346
    QAD, Inc. Class A.................................  21,895     405,276
    QAD, Inc. Class B.................................   5,440      84,429
*   QLogic Corp....................................... 221,898   2,844,732
*   Qorvo, Inc........................................ 164,956   6,532,258
    QUALCOMM, Inc..................................... 821,925  37,266,079
*   Qualstar Corp.....................................   8,094       5,585
*   Qualys, Inc.......................................   8,384     217,900
#*  Quantum Corp...................................... 191,353      90,931
#*  QuinStreet, Inc...................................  24,924      94,960
*   Qumu Corp.........................................  13,779      43,128
#*  Rackspace Hosting, Inc............................ 215,910   4,363,541
*   Radisys Corp......................................  40,860     110,322
#*  Rambus, Inc....................................... 204,556   2,503,765
*   RealD, Inc........................................  42,908     445,814
#*  RealNetworks, Inc................................. 173,849     629,333
*   RealPage, Inc.....................................  14,298     275,808
*   Red Hat, Inc......................................  60,958   4,270,108
    Reis, Inc.........................................  16,269     366,866
*   Relm Wireless Corp................................   4,040      15,918
*   RetailMeNot, Inc..................................   6,507      59,214
#   RF Industries, Ltd................................  10,694      44,166
    Richardson Electronics, Ltd.......................  20,031     103,160
#*  Rightside Group, Ltd..............................   9,831      88,479
*   Rofin-Sinar Technologies, Inc.....................  64,591   1,646,425
*   Rogers Corp.......................................  35,079   1,665,200
#*  Rosetta Stone, Inc................................  37,189     247,679
#*  Rovi Corp......................................... 232,071   4,516,102
*   Rubicon Technology, Inc...........................  21,898      22,774
#*  Ruckus Wireless, Inc.............................. 110,643     930,508
*   Rudolph Technologies, Inc.........................  84,219   1,078,845
    Sabre Corp........................................  95,782   2,452,977
#*  salesforce.com, Inc...............................  50,500   3,437,030
    SanDisk Corp...................................... 127,361   9,004,423
*   Sanmina Corp...................................... 215,514   4,038,732
*   ScanSource, Inc...................................  63,001   1,976,971
    Science Applications International Corp........... 123,335   5,256,538

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   SciQuest, Inc.....................................   5,408 $    68,844
#*  Seachange International, Inc...................... 101,713     632,655
#   Seagate Technology P.L.C.......................... 164,496   4,778,609
#*  Semtech Corp...................................... 112,619   2,263,642
*   ServiceNow, Inc...................................  25,753   1,602,094
#*  ServiceSource International, Inc..................   7,645      29,586
*   Sevcon, Inc.......................................   1,585      15,089
*   ShoreTel, Inc..................................... 105,263     864,209
#*  Shutterstock, Inc.................................  17,127     494,799
*   Sigma Designs, Inc................................  83,428     553,128
#*  Silicon Graphics International Corp...............  23,847     140,101
#*  Silicon Laboratories, Inc.........................  72,009   3,283,610
*   Silver Spring Networks, Inc.......................  13,995     160,243
    Skyworks Solutions, Inc........................... 159,866  11,017,965
*   SMTC Corp.........................................   1,900       2,375
*   SolarWinds, Inc...................................  76,921   4,611,414
    Solera Holdings, Inc..............................  82,045   4,451,762
#*  Sonic Foundry, Inc................................     619       3,287
#*  Sonus Networks, Inc............................... 160,047     960,282
#*  Splunk, Inc.......................................  20,942     969,405
    SS&C Technologies Holdings, Inc................... 138,905   8,930,202
*   Stamps.com, Inc...................................  33,028   3,098,687
*   StarTek, Inc......................................  16,081      64,485
#*  Stratasys, Ltd....................................  76,715   1,250,455
#*  SunPower Corp..................................... 280,359   7,132,333
#*  Super Micro Computer, Inc.........................  92,209   2,745,984
*   Support.com, Inc..................................  85,790      74,045
*   Sykes Enterprises, Inc............................ 102,958   3,031,084
    Symantec Corp..................................... 773,747  15,351,140
*   Synaptics, Inc....................................  84,012   6,158,920
#*  Synchronoss Technologies, Inc.....................  79,920   2,448,749
    SYNNEX Corp.......................................  92,513   7,766,466
*   Synopsys, Inc..................................... 114,012   4,891,115
*   Syntel, Inc....................................... 118,160   5,593,694
#*  Tableau Software, Inc. Class A....................  13,101   1,051,224
#*  Take-Two Interactive Software, Inc................ 123,987   4,302,349
#*  Tangoe, Inc.......................................  12,583     105,320
    TE Connectivity, Ltd.............................. 283,619  16,211,662
*   Tech Data Corp.................................... 109,568   6,837,043
*   TechTarget, Inc...................................   5,601      44,528
*   TeleCommunication Systems, Inc. Class A...........  88,936     441,123
*   Telenav, Inc......................................  92,674     533,802
    TeleTech Holdings, Inc............................ 116,589   3,114,092
#*  Teradata Corp..................................... 219,361   5,339,247
    Teradyne, Inc..................................... 492,321   9,565,797
#   Tessco Technologies, Inc..........................  14,125     233,345
    Tessera Technologies, Inc......................... 173,631   5,004,045
    Texas Instruments, Inc............................ 310,900  16,455,937
    TheStreet, Inc....................................  30,782      40,324
*   TiVo, Inc......................................... 255,786   2,041,172
    Total System Services, Inc........................ 304,233  12,217,997
    TransAct Technologies, Inc........................  12,325      95,272
    Travelport Worldwide, Ltd.........................  19,067     207,640

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Travelzoo, Inc....................................     8,293 $    67,256
#*  Trimble Navigation, Ltd...........................   145,253   2,801,930
*   Trio-Tech International...........................     3,963      10,106
*   TSR, Inc..........................................       751       2,816
#*  TTM Technologies, Inc.............................   218,163   1,271,890
#*  Twitter, Inc......................................    11,007     184,918
#*  Tyler Technologies, Inc...........................    36,620   5,751,537
#*  Ubiquiti Networks, Inc............................    74,456   2,204,642
#*  Ultimate Software Group, Inc. (The)...............    23,223   4,078,655
*   Ultra Clean Holdings, Inc.........................    36,682     189,279
*   Ultratech, Inc....................................    81,796   1,649,825
#*  Unisys Corp.......................................    75,416     740,585
*   United Online, Inc................................    33,904     359,721
#*  Universal Display Corp............................    42,087   2,066,472
*   Universal Security Instruments, Inc...............     1,873       7,642
*   Unwired Planet, Inc...............................     6,928      64,292
#*  USA Technologies, Inc.............................    16,331      52,586
*   Vantiv, Inc. Class A..............................   185,507   8,728,104
#*  VASCO Data Security International, Inc............     8,776     136,028
#*  Veeco Instruments, Inc............................    77,922   1,452,466
#*  VeriFone Systems, Inc.............................   233,820   5,469,050
*   Verint Systems, Inc...............................    83,483   3,056,313
#*  VeriSign, Inc.....................................    43,176   3,264,106
#*  ViaSat, Inc.......................................   101,804   6,362,750
#*  Viavi Solutions, Inc..............................   380,031   1,900,155
*   Vicon Industries, Inc.............................     3,400       5,610
*   Virtusa Corp......................................    54,146   2,421,409
#   Visa, Inc. Class A................................   547,188  40,760,034
#   Vishay Intertechnology, Inc.......................   237,364   2,720,191
*   Vishay Precision Group, Inc.......................    24,604     290,819
*   VMware, Inc. Class A..............................     8,843     404,567
#   Wayside Technology Group, Inc.....................     5,310      96,908
*   Web.com Group, Inc................................   173,799   3,272,635
#*  WebMD Health Corp.................................    60,695   3,102,121
*   Westell Technologies, Inc. Class A................    72,666      79,933
    Western Digital Corp..............................   166,231   7,975,763
#   Western Union Co. (The)...........................   263,474   4,700,376
#*  WEX, Inc..........................................    81,279   5,901,668
*   Wireless Telecom Group, Inc.......................     9,995      14,993
#*  Workday, Inc. Class A.............................    18,100   1,140,481
*   Xcerra Corp.......................................    93,311     511,344
    Xerox Corp........................................ 1,439,343  14,033,594
    Xilinx, Inc.......................................   281,113  14,131,551
*   XO Group, Inc.....................................    52,560     783,144
*   Yahoo!, Inc.......................................   320,401   9,455,034
#*  Zebra Technologies Corp. Class A..................    84,175   5,084,170
#*  Zillow Group, Inc. Class A........................    61,189   1,325,966
#*  Zillow Group, Inc. Class C........................    20,684     424,022
*   Zix Corp..........................................   111,781     501,897

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Zynga, Inc. Class A............................... 1,940,017 $    4,772,442
                                                                 --------------
Total Information Technology..........................            2,501,540,954
                                                                 --------------
Materials -- (4.0%)
    A Schulman, Inc...................................    61,154      1,548,419
    AEP Industries, Inc...............................    20,869      1,766,352
    Air Products & Chemicals, Inc.....................    69,835      8,848,793
    Airgas, Inc.......................................   100,607     14,084,980
#   Albemarle Corp....................................   131,696      6,932,477
    Alcoa, Inc........................................ 1,049,991      7,654,434
#   Allegheny Technologies, Inc.......................   205,814      1,930,535
#*  AM Castle & Co....................................    37,054         68,179
*   American Biltrite, Inc............................        36         13,644
#   American Vanguard Corp............................    66,967        754,048
    Ampco-Pittsburgh Corp.............................    14,266        148,652
    AptarGroup, Inc...................................   155,585     11,342,146
    Ashland, Inc......................................    66,271      6,279,840
    Avery Dennison Corp...............................   188,259     11,463,091
    Axiall Corp.......................................   137,398      2,463,546
#   Balchem Corp......................................    74,052      4,157,279
    Ball Corp.........................................    64,595      4,316,884
    Bemis Co., Inc....................................   257,764     12,339,163
*   Berry Plastics Group, Inc.........................   138,004      4,291,924
*   Boise Cascade Co..................................   103,921      2,147,008
    Cabot Corp........................................   118,194      4,767,946
    Calgon Carbon Corp................................   112,268      1,817,619
#   Carpenter Technology Corp.........................   110,091      3,056,126
    Celanese Corp. Series A...........................   210,498     13,402,408
#*  Century Aluminum Co...............................   199,378        941,064
    CF Industries Holdings, Inc.......................   393,730     11,811,900
#   Chase Corp........................................    16,054        737,681
    Chemours Co. (The)................................    64,406        253,760
*   Chemtura Corp.....................................   184,872      4,851,041
*   Clearwater Paper Corp.............................    39,932      1,563,737
*   Codexis, Inc......................................    13,246         53,646
#*  Coeur Mining, Inc.................................   298,246        659,124
    Commercial Metals Co..............................   348,683      4,853,667
#   Compass Minerals International, Inc...............   108,941      8,154,234
#*  Contango ORE, Inc.................................     1,821          5,918
*   Core Molding Technologies, Inc....................    18,051        195,492
*   Crown Holdings, Inc...............................    71,255      3,269,179
#   Deltic Timber Corp................................    19,817      1,088,350
    Domtar Corp.......................................   169,266      5,458,828
    Dow Chemical Co. (The)............................   878,752     36,907,584
    Eagle Materials, Inc..............................   104,847      5,613,508
    Eastman Chemical Co...............................   219,523     13,437,003
    Ecolab, Inc.......................................   103,663     11,182,128
    EI du Pont de Nemours & Co........................   257,634     13,592,770
*   Ferro Corp........................................   283,832      2,636,799
    Ferroglobe P.L.C..................................   159,305      1,354,093
#*  Flotek Industries, Inc............................    98,253        656,330
#   FMC Corp..........................................    86,259      3,081,171
#   Freeport-McMoRan, Inc.............................   500,701      2,303,225

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Materials -- (Continued)
    Friedman Industries, Inc..........................    13,567 $    65,122
    FutureFuel Corp...................................    69,151     865,771
    Graphic Packaging Holding Co...................... 1,040,397  11,818,910
#   Greif, Inc. Class A...............................    50,598   1,337,305
    Greif, Inc. Class B...............................    28,377   1,035,761
*   Handy & Harman, Ltd...............................     2,707      46,073
#   Hawkins, Inc......................................    20,201     756,931
    Haynes International, Inc.........................    24,965     798,880
    HB Fuller Co......................................    91,330   3,399,303
*   Headwaters, Inc...................................   176,818   2,823,783
#   Hecla Mining Co...................................   536,264     997,451
#*  Horsehead Holding Corp............................    93,999      24,205
    Huntsman Corp.....................................   552,145   4,765,011
    Innophos Holdings, Inc............................    46,315   1,237,074
    Innospec, Inc.....................................    54,302   2,706,955
#   International Flavors & Fragrances, Inc...........    35,484   4,150,209
    International Paper Co............................   538,306  18,415,448
*   Intrepid Potash, Inc..............................   102,060     222,491
    Kaiser Aluminum Corp..............................    34,717   2,698,900
    KapStone Paper and Packaging Corp.................   307,674   4,547,422
    KMG Chemicals, Inc................................    27,458     633,181
*   Koppers Holdings, Inc.............................    76,115   1,288,627
*   Kraton Performance Polymers, Inc..................    72,632   1,066,238
#   Kronos Worldwide, Inc.............................    91,540     430,238
#*  Louisiana-Pacific Corp............................   281,211   4,420,637
#*  LSB Industries, Inc...............................    45,841     256,710
    LyondellBasell Industries NV Class A..............   200,783  15,655,051
#   Martin Marietta Materials, Inc....................    53,555   6,725,437
    Materion Corp.....................................    54,795   1,341,930
#   McEwen Mining, Inc................................   271,668     334,152
    Mercer International, Inc.........................   122,236     898,435
    Minerals Technologies, Inc........................    64,690   2,651,643
#   Monsanto Co.......................................   169,464  15,353,438
    Mosaic Co. (The)..................................   420,156  10,125,760
    Myers Industries, Inc.............................   108,859   1,239,904
    Neenah Paper, Inc.................................    55,805   3,372,854
#   NewMarket Corp....................................    16,011   6,072,492
    Newmont Mining Corp...............................   642,946  12,833,202
*   Northern Technologies International Corp..........     5,900      61,360
    Nucor Corp........................................   302,367  11,813,479
    Olin Corp.........................................   775,780  13,141,713
#   Olympic Steel, Inc................................    36,819     343,889
*   OMNOVA Solutions, Inc.............................    78,792     413,658
#*  Owens-Illinois, Inc...............................   459,462   5,945,438
    Packaging Corp. of America........................   178,078   9,051,705
#   PH Glatfelter Co..................................    77,433   1,142,911
#*  Platform Specialty Products Corp..................   395,839   3,020,252
#   PolyOne Corp......................................   212,983   5,763,320
    PPG Industries, Inc...............................    62,098   5,906,762
    Praxair, Inc......................................    85,543   8,554,300
    Quaker Chemical Corp..............................    30,464   2,285,105
*   Real Industry, Inc................................     7,576      48,486
    Reliance Steel & Aluminum Co......................   166,545   9,483,072

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Materials -- (Continued)
#*          Rentech, Inc..............................    29,603 $     57,726
*           Resolute Forest Products, Inc.............    20,278      114,368
#           Royal Gold, Inc...........................   129,541    3,859,026
            RPM International, Inc....................   143,857    5,646,387
            Schnitzer Steel Industries, Inc. Class A..    91,424    1,229,653
            Schweitzer-Mauduit International, Inc.....    58,842    2,471,364
            Scotts Miracle-Gro Co. (The) Class A......    92,636    6,362,240
            Sealed Air Corp...........................   185,920    7,535,338
            Sensient Technologies Corp................    90,931    5,425,853
            Sherwin-Williams Co. (The)................    19,100    4,883,297
            Silgan Holdings, Inc......................   141,996    7,507,329
            Sonoco Products Co........................   275,760   10,895,278
#           Southern Copper Corp......................    67,349    1,745,686
            Steel Dynamics, Inc.......................   543,691    9,976,730
            Stepan Co.................................    40,539    1,822,633
#*          Stillwater Mining Co......................   227,502    1,490,138
            SunCoke Energy, Inc.......................   139,839      528,591
            Synalloy Corp.............................    11,060       77,973
#           TimkenSteel Corp..........................    66,112      595,669
#*          Trecora Resources.........................    13,281      139,716
            Tredegar Corp.............................    37,851      496,984
#           Tronox, Ltd. Class A......................    96,273      343,695
            United States Lime & Minerals, Inc........     8,788      483,076
#           United States Steel Corp..................   273,594    1,915,158
*           Universal Stainless & Alloy Products, Inc.    10,522       71,970
#*          US Concrete, Inc..........................    54,902    2,496,943
#           Valhi, Inc................................    92,519      110,098
#           Valspar Corp. (The).......................    67,225    5,265,734
            Vulcan Materials Co.......................   127,191   11,218,246
            Westlake Chemical Corp....................   160,950    7,320,006
            WestRock Co...............................   258,661    9,125,560
            Worthington Industries, Inc...............   154,045    4,712,237
*           WR Grace & Co.............................    39,559    3,217,729
                                                                 ------------
Total Materials.......................................            603,788,540
                                                                 ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares........     2,339           --
(degrees)*  FRD Acquisition Co. Escrow Shares.........     4,235           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.....    30,731           --
(degrees)*  Softbrands, Inc. Escrow Shares............    14,700           --
                                                                 ------------
Total Other...........................................                     --
                                                                 ------------
Telecommunication Services -- (2.6%)
#*          8x8, Inc..................................    64,500      810,120
*           Alaska Communications Systems Group, Inc..     1,200        1,944
            AT&T, Inc................................. 5,088,201  183,480,528
            Atlantic Tele-Network, Inc................    28,634    2,204,532
*           Boingo Wireless, Inc......................    77,463      472,524
            CenturyLink, Inc..........................   840,081   21,354,859
*           Cincinnati Bell, Inc......................   461,837    1,496,352
#           Cogent Communications Holdings, Inc.......    80,990    2,705,876
#           Consolidated Communications Holdings, Inc.   120,070    2,406,203

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Telecommunication Services -- (Continued)
#*  FairPoint Communications, Inc.....................    11,718 $    175,770
#   Frontier Communications Corp...................... 2,117,132    9,632,951
*   General Communication, Inc. Class A...............   126,010    2,283,301
*   Hawaiian Telcom Holdco, Inc.......................       367        8,757
#   IDT Corp. Class B.................................    72,282      917,981
    Inteliquent, Inc..................................   135,294    2,324,351
#*  Intelsat SA.......................................    13,513       45,133
#*  Iridium Communications, Inc.......................   104,650      728,364
*   Level 3 Communications, Inc.......................   282,798   13,803,370
*   Lumos Networks Corp...............................    36,481      422,450
#*  NTELOS Holdings Corp..............................    46,476      429,903
#*  ORBCOMM, Inc......................................   106,154      774,924
*   SBA Communications Corp. Class A..................    60,940    6,050,123
    Shenandoah Telecommunications Co..................   178,644    4,105,239
    Spok Holdings, Inc................................    42,102      758,257
#*  Sprint Corp....................................... 1,026,056    3,098,689
#*  Straight Path Communications, Inc. Class B........    15,596      350,910
*   T-Mobile US, Inc..................................   228,938    9,191,861
    Telephone & Data Systems, Inc.....................   219,099    5,080,906
*   United States Cellular Corp.......................    53,301    2,006,250
    Verizon Communications, Inc....................... 2,326,885  116,274,443
*   Vonage Holdings Corp..............................   375,899    1,928,362
#   Windstream Holdings, Inc..........................   252,776    1,458,518
                                                                 ------------
Total Telecommunication Services......................            396,783,751
                                                                 ------------
Utilities -- (2.2%)
    AES Corp..........................................   363,859    3,456,661
    AGL Resources, Inc................................   124,753    7,929,301
#   ALLETE, Inc.......................................    78,524    4,153,920
    Alliant Energy Corp...............................    45,768    2,990,481
    Ameren Corp.......................................    72,928    3,275,926
    American Electric Power Co., Inc..................    88,791    5,413,587
    American States Water Co..........................    72,171    3,276,563
    American Water Works Co., Inc.....................    68,777    4,464,315
#   Aqua America, Inc.................................   185,512    5,849,193
#   Artesian Resources Corp. Class A..................     9,114      276,245
    Atmos Energy Corp.................................    99,566    6,891,959
*   Avangrid, Inc.....................................    87,236    3,354,224
#   Avista Corp.......................................   114,936    4,256,080
    Black Hills Corp..................................    71,264    3,511,890
    California Water Service Group....................    77,740    1,950,497
*   Calpine Corp......................................   612,571    9,378,462
#   CenterPoint Energy, Inc...........................   121,531    2,171,759
    Chesapeake Utilities Corp.........................    30,494    1,920,207
    Cleco Corp........................................    53,705    2,853,884
#   CMS Energy Corp...................................   103,097    4,008,411
    Connecticut Water Service, Inc....................    22,446      963,607
#   Consolidated Edison, Inc..........................   103,842    7,205,596
    Consolidated Water Co., Ltd.......................    20,526      238,717
    Delta Natural Gas Co., Inc........................     5,930      129,333
#   Dominion Resources, Inc...........................   107,595    7,765,131
    DTE Energy Co.....................................    56,384    4,793,204
    Duke Energy Corp..................................   131,282    9,885,535

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Utilities -- (Continued)
*   Dynegy, Inc....................................... 272,974 $ 3,232,012
    Edison International..............................  63,589   3,929,800
    El Paso Electric Co...............................  70,928   2,903,083
    Empire District Electric Co. (The)................  74,256   2,178,671
#   Entergy Corp......................................  68,272   4,818,638
    Eversource Energy................................. 114,451   6,157,464
    Exelon Corp....................................... 171,312   5,065,696
    FirstEnergy Corp.................................. 157,551   5,208,636
    Gas Natural, Inc..................................   5,156      42,898
#   Genie Energy, Ltd. Class B........................  32,165     270,508
    Great Plains Energy, Inc.......................... 159,873   4,457,259
    Hawaiian Electric Industries, Inc................. 104,140   3,115,869
#   IDACORP, Inc......................................  68,779   4,786,331
    ITC Holdings Corp................................. 156,532   6,245,627
#   Laclede Group, Inc. (The).........................  71,074   4,544,472
#   MDU Resources Group, Inc.......................... 191,218   3,227,760
#   MGE Energy, Inc...................................  52,818   2,559,032
#   Middlesex Water Co................................  24,915     722,535
#   National Fuel Gas Co..............................  83,231   3,772,861
    New Jersey Resources Corp......................... 140,267   4,940,204
    NextEra Energy, Inc...............................  83,191   9,293,267
    NiSource, Inc..................................... 312,019   6,555,519
#   Northwest Natural Gas Co..........................  44,836   2,329,230
#   NorthWestern Corp.................................  76,262   4,258,470
    NRG Energy, Inc................................... 361,561   3,847,009
#   NRG Yield, Inc. Class A...........................  31,446     389,930
#   NRG Yield, Inc. Class C...........................  31,446     416,345
    OGE Energy Corp................................... 145,117   3,806,419
#   ONE Gas, Inc......................................  85,597   4,841,366
#   Ormat Technologies, Inc...........................  66,303   2,347,126
#   Otter Tail Corp...................................  56,122   1,562,437
#   Pattern Energy Group, Inc......................... 113,203   2,145,197
    Pepco Holdings, Inc............................... 118,685   3,166,516
    PG&E Corp.........................................  92,086   5,056,442
    Piedmont Natural Gas Co., Inc..................... 117,994   6,989,965
    Pinnacle West Capital Corp........................  43,596   2,890,851
    PNM Resources, Inc................................ 140,057   4,399,190
    Portland General Electric Co...................... 129,197   5,021,887
    PPL Corp.......................................... 125,181   4,388,846
    Public Service Enterprise Group, Inc.............. 103,424   4,271,411
#   Questar Corp...................................... 212,969   4,342,438
    RGC Resources, Inc................................   2,942      62,370
#   SCANA Corp........................................  36,709   2,310,832
    Sempra Energy.....................................  44,143   4,182,549
    SJW Corp..........................................  42,041   1,370,537
#   South Jersey Industries, Inc...................... 112,254   2,790,634
#   Southern Co. (The)................................ 161,326   7,892,068
    Southwest Gas Corp................................  73,783   4,340,654
#*  Talen Energy Corp.................................  13,549      96,875
    TECO Energy, Inc.................................. 231,009   6,264,964
#   UGI Corp.......................................... 447,220  15,205,480
    Unitil Corp.......................................  33,349   1,292,274
    Vectren Corp......................................  85,562   3,579,914

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                   ----------- ---------------
Utilities -- (Continued)
#             WEC Energy Group, Inc...............     124,900 $     6,898,227
              Westar Energy, Inc..................     135,461       5,900,681
#             WGL Holdings, Inc...................      81,679       5,455,340
              Xcel Energy, Inc....................     187,613       7,170,569
#             York Water Co. (The)................      20,751         553,429
                                                               ---------------
Total Utilities...................................                 342,231,302
                                                               ---------------
TOTAL COMMON STOCKS...............................              13,996,776,301
                                                               ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*    Enron TOPRS Escrow Shares...........       1,977              --
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*    Capital Bank Corp. Contingent Value
                Rights............................       7,309              --
(degrees)*    Community Health Systems, Inc.
                Contingent Value Rights...........     396,076           3,169
(degrees)*    Dyax Corp. Contingent Value Rights..      51,231          56,866
(degrees)*    Furiex Pharmaceuticals Contingent
                Value Rights......................      14,153              --
(degrees)*    Leap Wireless International, Inc.
                Contingent Value Rights...........      89,942         169,990
(degrees)#*   Magnum Hunter Resources Corp.
                Warrants 04/15/16.................      22,231              --
(degrees)#*   Safeway Casa Ley Contingent Value
                Rights............................     240,783         244,371
(degrees)#*   Safeway PDC, LLC Contingent Value
                Rights............................     240,783          11,750
TOTAL RIGHTS/WARRANTS.............................                     486,146
                                                               ---------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                   -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)     Capital Properties, Inc., 5.000%....       1,260           1,222
                                                               ---------------
Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc...........      15,878          15,561
                                                               ---------------
TOTAL BONDS.......................................                      16,783
                                                               ---------------
TOTAL INVESTMENT SECURITIES.......................              13,997,279,230
                                                               ---------------

                                                     SHARES
                                                   -----------
TEMPORARY CASH INVESTMENTS -- (1.2%)
              State Street Institutional Liquid
                Reserves, 0.358%.................. 187,674,225     187,674,225
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@          DFA Short Term Investment Fund......  97,215,199   1,124,779,853
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,697,480,989)^^........................             $15,309,733,308
                                                               ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,113,950,420             --   --    $ 2,113,950,420
   Consumer Staples...........   1,056,089,709             --   --      1,056,089,709
   Energy.....................   1,084,237,564             --   --      1,084,237,564
   Financials.................   2,367,817,197             --   --      2,367,817,197
   Health Care................   1,564,736,610             --   --      1,564,736,610
   Industrials................   1,965,600,254             --   --      1,965,600,254
   Information Technology.....   2,501,540,954             --   --      2,501,540,954
   Materials..................     603,788,540             --   --        603,788,540
   Other......................              --             --   --                 --
   Telecommunication Services.     396,783,751             --   --        396,783,751
   Utilities..................     342,231,302             --   --        342,231,302
Preferred Stocks
   Other......................              --             --   --                 --
Rights/Warrants...............              -- $      486,146   --            486,146
Bonds
   Financials.................              --          1,222   --              1,222
   Health Care................              --         15,561   --             15,561
Temporary Cash Investments....     187,674,225             --   --        187,674,225
Securities Lending Collateral.              --  1,124,779,853   --      1,124,779,853
Futures Contracts**...........       1,595,978             --   --          1,595,978
                               --------------- --------------   --    ---------------
TOTAL......................... $14,186,046,504 $1,125,282,782   --    $15,311,329,286
                               =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (87.4%)

Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A...................  67,367 $  478,643
    A.H. Belo Corp. Class A...........................  27,306    163,290
    Aaron's, Inc...................................... 106,404  2,434,524
#   Abercrombie & Fitch Co. Class A...................  50,447  1,323,729
    Advance Auto Parts, Inc...........................   5,868    892,229
    AMC Entertainment Holdings, Inc. Class A..........  31,321    682,798
#*  AMC Networks, Inc. Class A........................   7,802    567,908
    AMCON Distributing Co.............................     438     31,656
#*  America's Car-Mart, Inc...........................  13,372    313,707
*   American Axle & Manufacturing Holdings, Inc.......  46,033    590,143
#   American Eagle Outfitters, Inc.................... 228,899  3,351,081
#*  American Public Education, Inc....................  22,650    357,417
*   Apollo Education Group, Inc.......................  84,082    667,611
    Aramark...........................................  21,935    700,823
#   Arctic Cat, Inc...................................  15,259    187,838
    Ark Restaurants Corp..............................   3,403     73,369
#*  Asbury Automotive Group, Inc......................  29,653  1,396,063
*   Ascena Retail Group, Inc.......................... 237,470  1,752,529
*   Ascent Capital Group, Inc. Class A................  14,641    166,761
#   Autoliv, Inc......................................   8,259    848,860
*   AutoNation, Inc...................................  24,334  1,052,445
*   Ballantyne Strong, Inc............................  17,594     78,117
*   Barnes & Noble Education, Inc.....................  82,681    911,145
    Barnes & Noble, Inc............................... 145,935  1,279,850
    Bassett Furniture Industries, Inc.................  10,687    319,648
    Beasley Broadcast Group, Inc. Class A.............   6,377     22,128
#*  Beazer Homes USA, Inc.............................  16,707    142,845
#   bebe stores, Inc..................................  95,928     37,047
#*  Bed Bath & Beyond, Inc............................  24,613  1,062,543
*   Belmond, Ltd. Class A............................. 176,348  1,491,904
    Best Buy Co., Inc.................................  70,042  1,956,273
    Big 5 Sporting Goods Corp.........................  36,697    446,602
#   Big Lots, Inc.....................................  68,826  2,669,072
*   Biglari Holdings, Inc.............................   1,915    724,215
#*  BJ's Restaurants, Inc.............................  35,760  1,533,746
    Bloomin' Brands, Inc.............................. 119,574  2,111,677
*   Blue Nile, Inc....................................   7,951    276,615
    Bob Evans Farms, Inc..............................  30,722  1,257,759
#   Bon-Ton Stores, Inc. (The)........................  16,943     28,803
#   BorgWarner, Inc...................................  21,458    630,007
    Bowl America, Inc. Class A........................   2,839     40,598
#*  Boyd Gaming Corp..................................  57,508  1,024,217
*   Bravo Brio Restaurant Group, Inc..................  27,451    236,353
*   Bridgepoint Education, Inc........................  48,340    323,878
*   Bright Horizons Family Solutions, Inc.............  16,294  1,143,350
#   Brinker International, Inc........................  12,255    609,564
    Brunswick Corp....................................  27,655  1,102,052
#   Buckle, Inc. (The)................................   9,525    270,701
*   Buffalo Wild Wings, Inc...........................   7,173  1,092,448
*   Build-A-Bear Workshop, Inc........................  37,916    495,941
#*  Burlington Stores, Inc............................   6,629    356,176

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Cabela's, Inc.....................................  57,032 $ 2,399,336
    Cable One, Inc....................................   5,944   2,555,861
    Cablevision Systems Corp. Class A.................  28,203     899,958
#*  CafePress, Inc....................................   1,337       4,893
    CalAtlantic Group, Inc............................  80,785   2,624,705
    Caleres, Inc......................................  61,757   1,660,028
#   Callaway Golf Co..................................  92,501     805,684
*   Cambium Learning Group, Inc.......................  42,184     189,828
    Canterbury Park Holding Corp......................   4,963      49,729
    Capella Education Co..............................  20,780     912,450
*   Career Education Corp............................. 143,798     414,138
#*  CarMax, Inc.......................................  26,062   1,151,419
*   Carmike Cinemas, Inc..............................  34,561     766,563
    Carnival Corp.....................................  35,074   1,688,112
    Carriage Services, Inc............................  29,553     655,781
*   Carrols Restaurant Group, Inc.....................  54,223     724,419
    Carter's, Inc.....................................  18,771   1,824,917
#   Cato Corp. (The) Class A..........................  33,543   1,352,789
*   Cavco Industries, Inc.............................  10,014     839,774
#   CBS Corp. Class A.................................   4,554     237,947
    CBS Corp. Class B.................................  39,368   1,869,980
#*  Central European Media Enterprises, Ltd. Class A..  32,474      83,783
*   Century Casinos, Inc..............................   4,432      29,960
*   Century Communities, Inc..........................   3,509      51,898
*   Charles & Colvard, Ltd............................  21,647      20,565
#*  Charter Communications, Inc. Class A..............     317      54,321
#   Cheesecake Factory, Inc. (The)....................  37,687   1,820,282
*   Cherokee, Inc.....................................   7,622     124,848
    Chico's FAS, Inc.................................. 113,159   1,175,722
    Children's Place, Inc. (The)......................  28,751   1,871,690
#*  Chipotle Mexican Grill, Inc.......................   2,400   1,087,128
    Choice Hotels International, Inc..................   8,184     357,804
#*  Christopher & Banks Corp..........................  35,056      60,647
    Churchill Downs, Inc..............................   7,794   1,076,663
#*  Chuy's Holdings, Inc..............................  25,516     872,392
    Cinemark Holdings, Inc............................  48,992   1,444,774
    Citi Trends, Inc..................................  29,124     601,702
#   Clear Channel Outdoor Holdings, Inc. Class A......  16,585      83,754
    ClubCorp Holdings, Inc............................  62,006     742,212
#   Coach, Inc........................................  23,907     885,754
    Collectors Universe, Inc..........................   4,977      75,899
#   Columbia Sportswear Co............................  55,613   3,068,725
    Comcast Corp. Class A............................. 492,620  27,443,860
#*  Conn's, Inc.......................................  35,937     442,744
    Cooper Tire & Rubber Co...........................  89,842   3,275,639
*   Cooper-Standard Holding, Inc......................   7,242     501,581
    Core-Mark Holding Co., Inc........................  25,326   2,058,751
#   Cracker Barrel Old Country Store, Inc.............   8,139   1,068,081
#*  Crocs, Inc........................................  85,576     788,155
*   Crown Media Holdings, Inc. Class A................  50,510     226,790
    CSS Industries, Inc...............................   4,800     134,448
    CST Brands, Inc...................................  65,173   2,524,802
    Culp, Inc.........................................  20,193     511,287

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A.......................  94,582 $   24,809
#   Dana Holding Corp.................................  86,109  1,023,836
    Darden Restaurants, Inc...........................  25,521  1,609,354
#*  Deckers Outdoor Corp..............................  43,729  2,162,836
*   Del Frisco's Restaurant Group, Inc................  22,592    357,857
#*  Del Taco Restaurants, Inc.........................  12,855    124,308
*   Delta Apparel, Inc................................  11,681    140,756
#*  Denny's Corp......................................  28,906    270,849
    Destination Maternity Corp........................  13,230     88,509
*   Destination XL Group, Inc.........................  71,674    308,198
#   DeVry Education Group, Inc........................ 105,689  2,103,211
#*  Diamond Resorts International, Inc................  35,351    651,165
#   Dick's Sporting Goods, Inc........................  20,129    786,641
#   Dillard's, Inc. Class A...........................  46,706  3,288,569
#   DineEquity, Inc...................................  32,917  2,795,312
#*  Discovery Communications, Inc. Class A............  11,991    330,832
*   Discovery Communications, Inc. Class B............   1,000     28,495
*   Discovery Communications, Inc. Class C............  26,497    720,983
#*  Dixie Group, Inc. (The)...........................   9,314     40,516
    Dollar General Corp...............................  16,141  1,211,543
#*  Dollar Tree, Inc..................................  16,801  1,366,257
    Domino's Pizza, Inc...............................   9,600  1,093,728
#*  Dorman Products, Inc..............................  32,268  1,397,204
    DR Horton, Inc....................................  53,784  1,479,598
*   DreamWorks Animation SKG, Inc. Class A............  73,137  1,875,233
    Drew Industries, Inc..............................  24,209  1,389,597
    DSW, Inc. Class A.................................  49,761  1,194,762
#   Dunkin' Brands Group, Inc.........................  21,533    847,539
    Educational Development Corp......................   3,287     34,612
*   Eldorado Resorts, Inc.............................  15,132    156,162
*   Emerson Radio Corp................................  22,180     21,515
*   Entercom Communications Corp. Class A.............  38,168    400,382
    Entravision Communications Corp. Class A..........  86,748    647,140
#   Escalade, Inc.....................................  14,112    170,755
#   Ethan Allen Interiors, Inc........................  38,794  1,035,800
#*  EVINE Live, Inc...................................  44,612     54,427
    EW Scripps Co. (The) Class A......................  74,029  1,405,070
    Expedia, Inc......................................  15,750  1,591,380
#*  Express, Inc...................................... 131,709  2,233,785
#*  Famous Dave's of America, Inc.....................   6,706     44,662
#*  Federal-Mogul Holdings Corp.......................  89,444    426,648
#*  Fiesta Restaurant Group, Inc......................  15,238    554,663
    Finish Line, Inc. (The) Class A...................  96,150  1,821,081
#*  Five Below, Inc...................................  17,817    627,693
    Flanigan's Enterprises, Inc.......................     300      6,315
    Flexsteel Industries, Inc.........................   9,343    407,542
    Foot Locker, Inc..................................  42,547  2,874,475
    Ford Motor Co..................................... 441,398  5,270,292
#*  Fossil Group, Inc.................................  12,801    417,313
*   Fox Factory Holding Corp..........................  10,353    153,121
*   Francesca's Holdings Corp.........................  27,094    493,924
#   Fred's, Inc. Class A..............................  67,109  1,107,298
*   FTD Cos., Inc.....................................  33,614    830,266

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Fuel Systems Solutions, Inc.......................  31,373 $  122,668
*   Full House Resorts, Inc...........................  15,960     22,982
*   G-III Apparel Group, Ltd..........................  39,164  1,933,135
*   Gaiam, Inc. Class A...............................  17,607     86,274
#   GameStop Corp. Class A............................ 131,660  3,450,809
*   Gaming Partners International Corp................   9,358     86,094
#   Gannett Co., Inc..................................  65,641    974,112
#   Gap, Inc. (The)...................................  34,808    860,454
#   Garmin, Ltd.......................................  21,292    749,053
    General Motors Co................................. 301,169  8,926,649
*   Genesco, Inc......................................  35,973  2,379,254
#   Gentex Corp....................................... 133,362  1,825,726
*   Gentherm, Inc.....................................  32,496  1,300,165
#   Genuine Parts Co..................................  17,138  1,476,781
    GNC Holdings, Inc. Class A........................  38,583  1,080,710
    Goodyear Tire & Rubber Co. (The)..................  55,633  1,580,534
#*  GoPro, Inc. Class A...............................  13,114    150,155
#*  Gordmans Stores, Inc..............................   4,385     11,006
    Graham Holdings Co. Class B.......................   4,213  2,041,999
#*  Grand Canyon Education, Inc.......................  54,607  2,055,954
*   Gray Television, Inc..............................  97,331  1,279,903
*   Gray Television, Inc. Class A.....................   2,300     25,841
*   Green Brick Partners, Inc.........................  20,972    123,315
    Group 1 Automotive, Inc...........................  38,905  2,087,253
#*  Groupon, Inc......................................  41,824    113,761
#   Guess?, Inc....................................... 129,391  2,398,909
#   H&R Block, Inc....................................  17,452    594,241
#   Hanesbrands, Inc..................................  31,600    966,012
#   Harley-Davidson, Inc..............................  25,800  1,032,000
    Harman International Industries, Inc..............   7,195    535,236
    Harte-Hanks, Inc.................................. 100,039    342,133
#   Hasbro, Inc.......................................   9,400    698,232
    Haverty Furniture Cos., Inc.......................  30,347    575,076
    Haverty Furniture Cos., Inc. Class A..............   1,796     33,073
*   Helen of Troy, Ltd................................  36,024  3,219,465
#*  hhgregg, Inc......................................  34,055     61,980
#*  Hibbett Sports, Inc...............................  18,537    596,150
    Hilton Worldwide Holdings, Inc....................  34,834    620,394
#   Home Depot, Inc. (The)............................  14,454  1,817,735
    Hooker Furniture Corp.............................  13,082    375,584
*   Horizon Global Corp...............................  13,200    126,060
*   Houghton Mifflin Harcourt Co...................... 106,615  1,902,012
    HSN, Inc..........................................  10,725    504,719
#*  Hyatt Hotels Corp. Class A........................  11,798    456,347
#*  Iconix Brand Group, Inc...........................  78,132    518,796
*   Insignia Systems, Inc.............................   7,000     17,570
*   Installed Building Products, Inc..................   9,459    197,031
#   International Speedway Corp. Class A..............  31,939  1,090,397
    Interpublic Group of Cos., Inc. (The).............  44,149    990,704
#   Interval Leisure Group, Inc.......................  45,092    531,184
*   Intrawest Resorts Holdings, Inc...................   3,364     28,291
#*  iRobot Corp.......................................  11,711    397,354
*   Isle of Capri Casinos, Inc........................  13,149    166,466

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc.......................  10,952 $  103,277
#   Jack in the Box, Inc..............................  10,483    813,900
#*  JAKKS Pacific, Inc................................   5,955     44,365
#*  Jamba, Inc........................................  11,874    153,650
*   Jarden Corp.......................................  31,741  1,683,860
#*  JC Penney Co., Inc................................ 331,079  2,403,634
    John Wiley & Sons, Inc. Class A...................  35,911  1,501,080
    John Wiley & Sons, Inc. Class B...................   2,087     88,092
    Johnson Controls, Inc.............................  53,706  1,926,434
    Johnson Outdoors, Inc. Class A....................  14,083    302,785
    Journal Media Group, Inc..........................  31,649    380,421
*   K12, Inc..........................................  51,625    474,434
#*  Kate Spade & Co...................................  15,675    279,172
#   KB Home...........................................  74,081    804,520
    Kirkland's, Inc...................................  30,824    364,648
#   Kohl's Corp.......................................  97,437  4,847,491
#*  Kona Grill, Inc...................................   8,088    131,511
*   Koss Corp.........................................   4,404      8,280
#*  Krispy Kreme Doughnuts, Inc.......................  38,302    561,507
#   L Brands, Inc.....................................   6,200    596,130
*   La Quinta Holdings, Inc...........................  51,627    585,450
    La-Z-Boy, Inc.....................................  62,418  1,338,242
*   Lakeland Industries, Inc..........................   5,597     72,369
#*  Lands' End, Inc...................................  12,242    266,631
#   Las Vegas Sands Corp..............................  19,359    873,091
    Lear Corp.........................................  12,606  1,308,881
    Leggett & Platt, Inc..............................  22,528    935,137
#   Lennar Corp. Class A..............................  22,803    961,146
    Lennar Corp. Class B..............................  11,752    407,207
    Libbey, Inc.......................................  38,939    623,024
*   Liberty Broadband Corp. Class A...................  24,602  1,171,055
*   Liberty Broadband Corp. Class B...................     234     13,977
*   Liberty Broadband Corp. Class C...................  36,026  1,693,222
*   Liberty Interactive Corp., QVC Group Class A......  86,201  2,246,398
*   Liberty Interactive Corp., QVC Group Class B......     131      3,299
*   Liberty Media Corp. Class A.......................  38,509  1,410,200
*   Liberty Media Corp. Class B.......................     936     35,161
*   Liberty Media Corp. Class C.......................  80,719  2,872,789
#   Liberty Tax, Inc..................................   5,220    111,969
*   Liberty TripAdvisor Holdings, Inc. Class A........  84,138  1,878,802
*   Liberty TripAdvisor Holdings, Inc. Class B........     436     10,274
*   Liberty Ventures Series A.........................  65,044  2,558,181
    Lifetime Brands, Inc..............................  19,505    233,670
#   Lions Gate Entertainment Corp.....................  12,058    315,317
    Lithia Motors, Inc. Class A.......................  25,260  1,934,158
*   Live Nation Entertainment, Inc.................... 121,234  2,752,012
*   LKQ Corp..........................................  56,098  1,537,085
*   Loral Space & Communications, Inc.................   7,085    244,787
    Lowe's Cos., Inc..................................  66,542  4,768,400
*   Luby's, Inc.......................................  40,905    176,710
#*  Lululemon Athletica, Inc..........................  10,200    633,114
#*  Lumber Liquidators Holdings, Inc..................   5,098     65,815
*   M/I Homes, Inc....................................  42,211    756,421

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   Macy's, Inc.......................................  32,080 $1,296,353
*   Madison Square Garden Co. (The) Class A...........   9,012  1,388,569
    Marcus Corp. (The)................................  21,011    397,948
    Marine Products Corp..............................  28,784    224,515
*   MarineMax, Inc....................................  35,076    593,135
    Marriott Vacations Worldwide Corp.................  40,570  2,003,752
#   Mattel, Inc.......................................  27,565    760,518
*   McClatchy Co. (The) Class A.......................  80,775     80,775
    McDonald's Corp...................................   2,590    320,590
#   MDC Holdings, Inc.................................  84,721  1,843,529
*   Media General, Inc................................  38,825    630,518
    Meredith Corp.....................................  45,663  1,932,002
*   Meritage Homes Corp...............................  87,210  2,878,802
*   MGM Resorts International......................... 230,692  4,632,295
#*  Michaels Cos., Inc. (The).........................  20,089    437,940
*   Modine Manufacturing Co...........................  81,734    524,732
*   Mohawk Industries, Inc............................  12,479  2,076,630
*   Monarch Casino & Resort, Inc......................  16,331    338,052
#   Monro Muffler Brake, Inc..........................  20,712  1,361,814
#*  Motorcar Parts of America, Inc....................  23,531    808,760
    Movado Group, Inc.................................  21,143    543,375
*   MSG Networks, Inc. Class A........................  27,036    472,860
*   Murphy USA, Inc...................................  37,912  2,193,209
    NACCO Industries, Inc. Class A....................   7,995    380,482
    Nathan's Famous, Inc..............................   4,306    231,361
    National American University Holdings, Inc........     579      1,158
    National CineMedia, Inc...........................  26,421    413,224
#*  Nautilus, Inc.....................................  53,547  1,043,096
    New Media Investment Group, Inc...................  13,116    227,169
*   New York & Co., Inc...............................  62,415    137,313
#   New York Times Co. (The) Class A.................. 141,920  1,876,182
    Newell Rubbermaid, Inc............................  20,104    779,633
    News Corp. Class A................................ 149,836  1,943,373
    News Corp. Class B................................  58,226    777,317
    Nexstar Broadcasting Group, Inc. Class A..........  10,575    478,096
    NIKE, Inc. Class B................................   4,800    297,648
*   Nobility Homes, Inc...............................   1,284     16,628
#   Nordstrom, Inc....................................  17,604    864,356
#*  Norwegian Cruise Line Holdings, Ltd...............  22,667  1,028,402
    Nutrisystem, Inc..................................  24,845    492,179
*   NVR, Inc..........................................   1,000  1,651,000
*   O'Reilly Automotive, Inc..........................  12,613  3,290,732
*   Office Depot, Inc................................. 809,121  4,166,973
#   Omnicom Group, Inc................................  24,004  1,760,693
#   Outerwall, Inc....................................  13,260    448,188
*   Overstock.com, Inc................................   8,272     98,106
    Oxford Industries, Inc............................  19,252  1,344,945
*   P&F Industries, Inc. Class A......................   2,014     16,938
*   Panera Bread Co. Class A..........................   5,200  1,008,800
    Papa John's International, Inc....................  21,076  1,006,379
#*  Papa Murphy's Holdings, Inc.......................   7,233     68,641
#*  Penn National Gaming, Inc.........................  66,170    934,982
    Penske Automotive Group, Inc...................... 103,768  3,255,202

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Pep Boys-Manny, Moe & Jack (The)..................  59,363 $1,097,622
*   Perfumania Holdings, Inc..........................   3,665      8,210
*   Perry Ellis International, Inc....................  17,492    332,523
#   PetMed Express, Inc...............................  19,102    344,218
#   Pier 1 Imports, Inc...............................  68,065    273,621
*   Pinnacle Entertainment, Inc.......................  27,833    850,020
#   Polaris Industries, Inc...........................   9,939    733,896
#   Pool Corp.........................................  11,818    998,621
*   Popeyes Louisiana Kitchen, Inc....................   9,550    588,567
*   Potbelly Corp.....................................   2,005     21,454
*   Priceline Group, Inc. (The).......................   1,900  2,023,443
#   PulteGroup, Inc................................... 211,215  3,539,963
    PVH Corp..........................................  43,237  3,172,731
*   QEP Co., Inc......................................   1,500     23,513
#*  Radio One, Inc. Class D...........................  39,577     56,991
    Ralph Lauren Corp.................................   4,292    482,850
*   RCI Hospitality Holdings, Inc.....................  17,606    145,602
*   Reading International, Inc. Class A...............  27,281    296,272
*   Red Lion Hotels Corp..............................  31,299    176,839
#*  Red Robin Gourmet Burgers, Inc....................  19,600  1,210,104
#   Regal Entertainment Group Class A.................  17,494    301,772
*   Regis Corp........................................  68,795  1,027,797
    Rent-A-Center, Inc................................  64,258    875,194
*   Rentrak Corp......................................   4,395    195,446
#*  Restoration Hardware Holdings, Inc................  10,556    650,461
    Rocky Brands, Inc.................................   9,423    102,616
#   Ross Stores, Inc..................................  23,632  1,329,536
    Royal Caribbean Cruises, Ltd......................  53,477  4,382,975
*   Ruby Tuesday, Inc.................................  91,843    500,544
    Ruth's Hospitality Group, Inc.....................  50,925    827,531
    Salem Media Group, Inc............................  22,144     86,140
#*  Sally Beauty Holdings, Inc........................  20,174    555,995
#   Scholastic Corp...................................  35,965  1,234,678
#*  Scientific Games Corp. Class A....................  23,783    140,795
#   Scripps Networks Interactive, Inc. Class A........   5,300    323,141
#*  Sears Hometown and Outlet Stores, Inc.............   1,071      7,454
#   SeaWorld Entertainment, Inc.......................  99,905  1,904,189
*   Select Comfort Corp...............................  40,444    851,751
*   Sequential Brands Group, Inc......................   1,870     12,043
    Service Corp. International....................... 182,786  4,421,593
*   ServiceMaster Global Holdings, Inc................  55,220  2,330,836
*   Shiloh Industries, Inc............................  21,831     85,796
    Shoe Carnival, Inc................................  25,961    602,036
#*  Shutterfly, Inc...................................  32,555  1,355,916
#   Signet Jewelers, Ltd..............................  14,628  1,696,848
#   Sinclair Broadcast Group, Inc. Class A............  32,167  1,061,511
#*  Sirius XM Holdings, Inc........................... 124,278    459,829
#   Six Flags Entertainment Corp......................  23,098  1,161,136
*   Sizmek, Inc.......................................  60,583    206,588
#*  Skechers U.S.A., Inc. Class A.....................  84,113  2,371,145
*   Skullcandy, Inc...................................  31,165     99,105
*   Skyline Corp......................................   8,700     39,150
*   Smith & Wesson Holding Corp.......................  30,772    663,444

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A....................  62,520 $1,070,342
    Sonic Corp........................................  28,283    830,955
#   Sotheby's.........................................  50,569  1,187,866
*   Spanish Broadcasting System, Inc. Class A.........   1,489      6,239
    Spartan Motors, Inc...............................  43,116    125,036
    Speedway Motorsports, Inc.........................  57,549  1,085,950
*   Sportsman's Warehouse Holdings, Inc...............  16,478    216,027
#   Stage Stores, Inc.................................  52,572    436,348
    Standard Motor Products, Inc......................  31,660  1,181,235
*   Stanley Furniture Co., Inc........................  13,731     32,954
    Staples, Inc...................................... 240,943  2,149,212
    Starwood Hotels & Resorts Worldwide, Inc..........  12,073    751,424
*   Starz Class A.....................................  24,948    709,272
*   Starz Class B.....................................     936     26,610
#   Stein Mart, Inc...................................  56,696    417,283
*   Steven Madden, Ltd................................  58,632  1,893,227
*   Stoneridge, Inc...................................  46,372    524,467
    Strattec Security Corp............................   6,011    288,348
*   Strayer Education, Inc............................  15,778    842,387
    Sturm Ruger & Co., Inc............................  16,895    994,271
    Superior Industries International, Inc............  32,275    594,183
    Superior Uniform Group, Inc.......................  21,199    377,978
*   Sypris Solutions, Inc.............................  17,625     17,098
*   Systemax, Inc.....................................  34,554    293,709
    Tailored Brands, Inc..............................  55,918    766,636
*   Tandy Leather Factory, Inc........................  17,438    126,774
    Target Corp.......................................  52,314  3,788,580
*   Taylor Morrison Home Corp. Class A................  32,804    395,288
    TEGNA, Inc........................................  53,259  1,278,749
#*  Tempur Sealy International, Inc...................   7,978    481,393
*   Tenneco, Inc......................................  11,900    454,699
#*  Tesla Motors, Inc.................................     402     76,862
#   Texas Roadhouse, Inc..............................  50,334  1,853,801
    Thor Industries, Inc..............................  30,111  1,578,720
#   Tiffany & Co......................................  14,964    955,302
*   Tilly's, Inc. Class A.............................   4,855     31,509
    Time Warner Cable, Inc............................  29,552  5,378,760
    Time Warner, Inc..................................  94,912  6,685,601
    Time, Inc.........................................  91,153  1,367,295
    TJX Cos., Inc. (The)..............................  10,244    729,783
#*  Toll Brothers, Inc................................  96,560  2,666,987
*   TopBuild Corp.....................................  24,570    657,985
    Tower International, Inc..........................  20,859    480,174
#*  Town Sports International Holdings, Inc...........  12,510     15,262
    Tractor Supply Co.................................  17,500  1,545,425
*   Trans World Entertainment Corp....................   1,500      4,920
*   TRI Pointe Group, Inc............................. 209,646  2,209,669
#*  TripAdvisor, Inc..................................  14,450    964,682
#*  Tuesday Morning Corp..............................  44,074    245,492
#*  Tumi Holdings, Inc................................  77,261  1,335,843
#   Tupperware Brands Corp............................   5,800    269,294
    Twenty-First Century Fox, Inc. Class A............  85,500  2,305,935
    Twenty-First Century Fox, Inc. Class B............  23,700    642,270

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
*   UCP, Inc. Class A.................................   1,600 $      9,472
*   Ulta Salon Cosmetics & Fragrance, Inc.............  13,373    2,422,786
#*  Under Armour, Inc. Class A........................  11,332      968,093
*   Unifi, Inc........................................  20,364      486,089
*   Universal Electronics, Inc........................  18,300      917,745
    Universal Technical Institute, Inc................  22,884       87,646
#*  Urban Outfitters, Inc.............................  54,584    1,248,882
*   US Auto Parts Network, Inc........................  26,854       73,849
    Vail Resorts, Inc.................................  37,166    4,645,750
*   Vera Bradley, Inc.................................   5,342       78,955
    VF Corp...........................................  13,052      817,055
    Viacom, Inc. Class A..............................   1,129       54,802
    Viacom, Inc. Class B..............................  15,300      698,292
*   Vista Outdoor, Inc................................  55,222    2,662,253
    Visteon Corp......................................  50,940    3,406,867
*   Vitamin Shoppe, Inc...............................  34,584    1,052,391
*   VOXX International Corp...........................  36,528      156,705
    Walt Disney Co. (The)............................. 118,253   11,331,002
*   WCI Communities, Inc..............................   7,209      150,956
#*  Weight Watchers International, Inc................   6,975       88,513
#   Wendy's Co. (The)................................. 410,768    4,202,157
*   West Marine, Inc..................................  33,272      275,159
#   Weyco Group, Inc..................................  10,280      275,504
    Whirlpool Corp....................................  17,108    2,299,144
#*  William Lyon Homes Class A........................  23,652      256,861
#   Williams-Sonoma, Inc..............................  10,506      542,740
#   Winmark Corp......................................   3,672      346,490
#   Winnebago Industries, Inc.........................  58,248    1,025,747
    Wolverine World Wide, Inc.........................  67,825    1,146,921
#   Wyndham Worldwide Corp............................  20,878    1,354,982
#   Wynn Resorts, Ltd.................................   2,100      141,414
*   Zagg, Inc.........................................  59,888      552,167
#*  Zumiez, Inc.......................................  35,468      642,325
                                                               ------------
Total Consumer Discretionary..........................          484,991,156
                                                               ------------
Consumer Staples -- (4.5%)
#   Alico, Inc........................................  10,288      312,447
*   Alliance One International, Inc...................  12,820      124,867
    Altria Group, Inc.................................  13,203      806,835
    Andersons, Inc. (The).............................  38,926    1,140,921
    Archer-Daniels-Midland Co.........................  89,777    3,173,617
#   B&G Foods, Inc....................................  67,894    2,472,700
*   Boston Beer Co., Inc. (The) Class A...............   4,781      856,994
*   Bridgford Foods Corp..............................   3,414       29,736
#   Brown-Forman Corp. Class A........................   3,808      404,752
#   Brown-Forman Corp. Class B........................   2,461      240,784
    Bunge, Ltd........................................  77,800    4,824,378
#   Cal-Maine Foods, Inc..............................  44,448    2,243,291
#   Calavo Growers, Inc...............................  11,046      571,631
    Casey's General Stores, Inc.......................  31,410    3,792,443
*   CCA Industries, Inc...............................   4,700       15,933
*   Central Garden & Pet Co...........................  20,939      282,467
*   Central Garden & Pet Co. Class A..................  49,930      690,033

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The)......................  27,395 $  360,244
    Church & Dwight Co., Inc..........................  10,015    841,260
#   Coca-Cola Bottling Co. Consolidated...............  10,112  1,778,701
    Coca-Cola Enterprises, Inc........................  38,460  1,785,313
*   Coffee Holding Co., Inc...........................   1,900      6,403
    ConAgra Foods, Inc................................  15,218    633,678
    Constellation Brands, Inc. Class A................  15,086  2,300,313
#   Constellation Brands, Inc. Class B................   1,214    183,083
    Costco Wholesale Corp.............................  12,989  1,962,898
#*  Craft Brew Alliance, Inc..........................  24,566    210,531
*   Crimson Wine Group, Ltd...........................   7,007     57,317
    CVS Health Corp................................... 102,304  9,881,543
*   Darling Ingredients, Inc.......................... 198,075  1,780,694
#   Dean Foods Co..................................... 103,137  2,060,677
#*  Diamond Foods, Inc................................  22,348    820,172
    Dr Pepper Snapple Group, Inc......................  17,376  1,630,564
#   Edgewell Personal Care Co.........................  15,144  1,120,807
    Energizer Holdings, Inc...........................   9,398    301,112
#*  Farmer Brothers Co................................  20,542    572,506
#   Flowers Foods, Inc................................  76,089  1,562,868
    Fresh Del Monte Produce, Inc......................  82,609  3,371,273
#*  Fresh Market, Inc. (The)..........................   6,378    122,202
    General Mills, Inc................................  16,200    915,462
    Golden Enterprises, Inc...........................   5,537     25,969
#*  Hain Celestial Group, Inc. (The)..................  53,772  1,956,225
#*  Herbalife, Ltd....................................  12,245    565,841
#   Hormel Foods Corp.................................  18,128  1,457,673
*   HRG Group, Inc....................................  98,381  1,194,345
#   Ingles Markets, Inc. Class A......................  20,265    777,365
    Ingredion, Inc....................................  50,185  5,054,633
#   Inter Parfums, Inc................................  32,725    878,666
#*  Inventure Foods, Inc..............................   1,791     10,065
    J&J Snack Foods Corp..............................  16,928  1,827,885
    JM Smucker Co. (The)..............................  53,832  6,907,722
    John B. Sanfilippo & Son, Inc.....................   9,554    573,144
    Keurig Green Mountain, Inc........................   9,300    830,025
    Kraft Heinz Co. (The).............................  39,110  3,052,927
    Kroger Co. (The)..................................  34,830  1,351,752
    Lancaster Colony Corp.............................  14,212  1,445,076
*   Landec Corp.......................................  50,956    613,001
#*  Lifevantage Corp..................................   2,000     16,740
*   Lifeway Foods, Inc................................   4,839     62,036
#   Limoneira Co......................................   2,554     32,129
*   Mannatech, Inc....................................   2,569     45,214
#   McCormick & Co., Inc. Non-voting..................   8,462    744,402
    McCormick & Co., Inc. Voting......................   1,064     93,238
    Medifast, Inc.....................................  24,346    706,764
    MGP Ingredients, Inc..............................  30,721    687,536
    Molson Coors Brewing Co. Class A..................     534     49,157
    Molson Coors Brewing Co. Class B..................  23,502  2,126,461
    Mondelez International, Inc. Class A.............. 131,040  5,647,824
*   Monster Beverage Corp.............................   2,400    324,072
#*  National Beverage Corp............................  27,000  1,116,180

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
*   Natural Alternatives International, Inc...........   7,853 $     62,431
#*  Natural Grocers by Vitamin Cottage, Inc...........  11,767      211,924
#   Natural Health Trends Corp........................     995       19,850
#   Nature's Sunshine Products, Inc...................   1,303       11,180
#   Nu Skin Enterprises, Inc. Class A.................  21,956      694,907
*   Nutraceutical International Corp..................  14,516      344,029
    Oil-Dri Corp. of America..........................   7,273      272,738
*   Omega Protein Corp................................  38,499      869,692
#   Orchids Paper Products Co.........................  13,352      393,884
    PepsiCo, Inc......................................   9,195      913,064
#   Philip Morris International, Inc..................  36,900    3,321,369
#*  Pilgrim's Pride Corp..............................  49,432    1,096,402
    Pinnacle Foods, Inc...............................  81,498    3,495,449
*   Post Holdings, Inc................................  79,107    4,627,760
#   PriceSmart, Inc...................................  10,978      840,476
*   Primo Water Corp..................................  10,245       95,483
#   Procter & Gamble Co. (The)........................ 117,650    9,610,829
*   Revlon, Inc. Class A..............................  14,164      421,096
    Reynolds American, Inc............................  31,928    1,594,804
*   Rite Aid Corp.....................................  87,461      681,321
    Rocky Mountain Chocolate Factory, Inc.............   5,450       57,007
#   Sanderson Farms, Inc..............................  33,556    2,725,418
*   Seaboard Corp.....................................     535    1,539,195
*   Seneca Foods Corp. Class A........................  11,725      323,962
*   Seneca Foods Corp. Class B........................   1,251       40,070
    Snyder's-Lance, Inc...............................  68,573    2,164,850
    SpartanNash Co....................................  54,760    1,123,675
#   Spectrum Brands Holdings, Inc.....................   9,827      933,958
#*  Sprouts Farmers Market, Inc.......................  17,604      401,371
*   SUPERVALU, Inc....................................  92,978      423,050
*   Tofutti Brands, Inc...............................     799        2,677
#   Tootsie Roll Industries, Inc......................  23,250      763,065
*   TreeHouse Foods, Inc..............................  50,263    3,988,872
    Tyson Foods, Inc. Class A......................... 134,859    7,196,076
#*  United Natural Foods, Inc.........................  22,934      803,149
    United-Guardian, Inc..............................   1,872       37,384
#   Universal Corp....................................  28,210    1,543,933
*   USANA Health Sciences, Inc........................   9,355    1,187,150
    Vector Group, Ltd.................................  27,543      642,303
    Village Super Market, Inc. Class A................   8,666      227,569
    Wal-Mart Stores, Inc.............................. 117,368    7,788,541
    Walgreens Boots Alliance, Inc.....................  34,175    2,724,431
#   WD-40 Co..........................................   7,242      748,099
    Weis Markets, Inc.................................  29,844    1,212,263
#*  WhiteWave Foods Co. (The).........................  31,814    1,200,979
#   Whole Foods Market, Inc...........................  32,477      951,901
                                                               ------------
Total Consumer Staples................................          166,747,153
                                                               ------------
Energy -- (7.0%)
#*  Abraxas Petroleum Corp............................  19,403       22,119
    Adams Resources & Energy, Inc.....................   4,923      165,757
#   Alon USA Energy, Inc.............................. 101,614    1,278,304
    Anadarko Petroleum Corp...........................  68,836    2,690,799

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Antero Resources Corp.............................   5,760 $   156,499
#   Apache Corp.......................................  71,676   3,049,097
*   Approach Resources, Inc...........................  28,368      36,595
    Archrock, Inc.....................................  74,370     446,220
#   Atwood Oceanics, Inc.............................. 102,478     628,190
    Baker Hughes, Inc.................................  55,395   2,410,236
*   Barnwell Industries, Inc..........................   7,497      12,070
#*  Basic Energy Services, Inc........................  64,548     148,460
#*  Bill Barrett Corp.................................  64,057     237,011
#*  Bonanza Creek Energy, Inc.........................  69,634     198,457
#   Bristow Group, Inc................................  41,007     953,823
#*  C&J Energy Services, Ltd..........................  66,082     162,562
#   Cabot Oil & Gas Corp..............................  37,044     768,663
#   California Resources Corp......................... 203,342     290,779
*   Callon Petroleum Co............................... 132,100     904,885
*   Cameron International Corp........................  31,432   2,063,825
#   CARBO Ceramics, Inc...............................   4,831      79,953
*   Carrizo Oil & Gas, Inc............................  56,004   1,519,389
    Cheniere Energy Partners L.P. Holdings LLC........   1,335      19,932
#*  Cheniere Energy, Inc..............................   7,686     230,964
#   Chesapeake Energy Corp............................ 283,701     961,746
    Chevron Corp...................................... 234,198  20,251,101
    Cimarex Energy Co.................................  13,951   1,297,443
#*  Clayton Williams Energy, Inc......................  18,832     323,534
#*  Clean Energy Fuels Corp...........................  52,155     139,775
#*  Cloud Peak Energy, Inc............................  78,591     117,887
#*  Cobalt International Energy, Inc.................. 305,897   1,159,350
#*  Comstock Resources, Inc...........................  53,195      93,091
*   Concho Resources, Inc.............................  25,331   2,409,738
    ConocoPhillips.................................... 160,246   6,262,414
#   CONSOL Energy, Inc................................  51,642     410,037
*   Contango Oil & Gas Co.............................  23,376     149,840
#*  Continental Resources, Inc........................  16,971     358,258
#   Core Laboratories NV..............................   5,467     537,953
#   CVR Energy, Inc...................................  30,742   1,076,585
*   Dawson Geophysical Co.............................  22,033      70,065
    Delek US Holdings, Inc............................  88,382   1,504,262
#   Denbury Resources, Inc............................ 317,378     495,110
    Devon Energy Corp.................................  45,783   1,277,346
    DHT Holdings, Inc................................. 130,903     756,619
#   Diamond Offshore Drilling, Inc....................  87,746   1,631,198
#*  Diamondback Energy, Inc...........................  37,791   2,855,110
#*  Dorian LPG, Ltd...................................   7,420      78,504
#*  Dril-Quip, Inc....................................  46,951   2,753,207
#   Energen Corp......................................  10,552     372,169
#   Energy XXI, Ltd...................................  58,477      50,705
*   ENGlobal Corp.....................................  25,261      22,909
#   EnLink Midstream LLC..............................  57,162     723,099
    EOG Resources, Inc................................  53,745   3,816,970
#*  EP Energy Corp. Class A...........................  43,409     162,350
*   Era Group, Inc....................................  26,949     247,392
    Evolution Petroleum Corp..........................  15,137      70,538
*   Exterran Corp.....................................  37,185     614,296

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
    Exxon Mobil Corp.................................. 620,257 $48,287,007
#*  FieldPoint Petroleum Corp.........................   3,945       1,736
*   FMC Technologies, Inc.............................  47,307   1,189,771
#*  Forum Energy Technologies, Inc....................  51,501     577,326
#   GasLog, Ltd.......................................  57,896     432,483
#*  Gastar Exploration, Inc........................... 115,199     137,087
#*  Geospace Technologies Corp........................  11,088     119,861
    Green Plains, Inc.................................  46,043     872,515
    Gulf Island Fabrication, Inc......................  22,632     197,351
#*  Gulfmark Offshore, Inc. Class A...................  31,656     119,976
*   Gulfport Energy Corp.............................. 101,784   3,007,717
#   Hallador Energy Co................................   4,268      21,255
    Halliburton Co....................................  61,378   1,951,207
#*  Harvest Natural Resources, Inc....................  42,786      23,010
*   Helix Energy Solutions Group, Inc................. 155,627     627,177
#   Helmerich & Payne, Inc............................  92,621   4,705,147
#   Hess Corp.........................................  64,935   2,759,737
    HollyFrontier Corp................................ 114,181   3,992,910
#*  Hornbeck Offshore Services, Inc...................  46,873     381,077
#*  ION Geophysical Corp.............................. 175,511      78,962
*   Jones Energy, Inc. Class A........................   3,065       6,467
#*  Key Energy Services, Inc.......................... 206,647      66,272
#   Kinder Morgan, Inc................................  98,346   1,617,792
#*  Kosmos Energy, Ltd................................ 142,059     649,210
#*  Laredo Petroleum, Inc............................. 131,736   1,022,271
#   LinnCo LLC........................................ 101,050     100,060
    Marathon Oil Corp................................. 253,234   2,463,967
    Marathon Petroleum Corp...........................  76,030   3,177,294
#*  Matador Resources Co..............................  83,730   1,342,192
*   Matrix Service Co.................................  35,994     682,446
*   McDermott International, Inc...................... 154,605     426,710
#*  Memorial Resource Development Corp................  60,139     956,811
*   Mexco Energy Corp.................................   1,236       2,775
#*  Mitcham Industries, Inc...........................  13,274      36,238
#   Murphy Oil Corp...................................  74,596   1,462,828
#   Nabors Industries, Ltd............................ 343,306   2,526,732
#   National Oilwell Varco, Inc.......................  79,181   2,576,550
*   Natural Gas Services Group, Inc...................  21,953     415,351
*   Newfield Exploration Co........................... 168,326   4,893,237
*   Newpark Resources, Inc............................ 127,483     620,842
#   Noble Corp. P.L.C................................. 273,753   2,132,536
    Noble Energy, Inc................................. 175,580   5,683,525
#*  Nordic American Offshore, Ltd.....................     239         968
#   Nordic American Tankers, Ltd......................  27,665     351,622
#*  Northern Oil and Gas, Inc.........................  78,652     259,552
#*  Oasis Petroleum, Inc..............................  62,767     335,803
    Occidental Petroleum Corp.........................  62,578   4,307,244
    Oceaneering International, Inc....................  53,552   1,812,735
*   Oil States International, Inc.....................  45,980   1,298,015
#   ONEOK, Inc........................................  18,514     461,184
*   Overseas Shipholding Group, Inc. Class A..........   3,176       8,480
*   Overseas Shipholding Group, Inc. Class B..........  31,761      94,965
*   Pacific Drilling SA...............................  19,891       7,879

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
    Panhandle Oil and Gas, Inc. Class A...............  27,323 $  394,271
#*  Par Pacific Holdings, Inc.........................  20,134    481,605
*   Parker Drilling Co................................ 144,626    198,138
*   Parsley Energy, Inc. Class A......................  38,856    748,367
    Patterson-UTI Energy, Inc......................... 221,426  3,184,106
    PBF Energy, Inc. Class A..........................  97,740  3,419,923
*   PDC Energy, Inc...................................  67,550  3,841,568
#   Peabody Energy Corp...............................  11,789     52,461
#*  PetroQuest Energy, Inc............................  72,523     34,086
*   PHI, Inc. Non-voting..............................  16,464    298,492
*   PHI, Inc. Voting..................................   1,053     18,628
    Phillips 66.......................................  84,006  6,733,081
*   Pioneer Energy Services Corp......................  74,145    101,579
    Pioneer Natural Resources Co......................   8,662  1,073,655
#   QEP Resources, Inc................................ 227,859  2,921,152
#   Range Resources Corp..............................  15,600    461,136
*   Renewable Energy Group, Inc.......................  72,308    501,094
#*  REX American Resources Corp.......................   9,639    515,012
#*  Rex Energy Corp...................................  70,533     52,420
*   Rice Energy, Inc..................................  70,764    825,816
#*  RigNet, Inc.......................................  18,417    268,704
*   Ring Energy, Inc..................................   3,689     20,400
    Rowan Cos. P.L.C. Class A......................... 168,182  2,127,502
#   RPC, Inc.......................................... 103,660  1,292,640
#*  RSP Permian, Inc..................................  49,042  1,154,939
#   Schlumberger, Ltd.................................  96,425  6,968,635
    Scorpio Tankers, Inc.............................. 321,485  1,961,059
#*  SEACOR Holdings, Inc..............................  30,177  1,388,444
    SemGroup Corp. Class A............................  37,633    833,195
#   Ship Finance International, Ltd................... 102,242  1,369,020
#   SM Energy Co...................................... 114,080  1,594,838
#*  Solazyme, Inc.....................................   3,558      5,871
#*  Southwestern Energy Co............................  76,257    677,925
#   Spectra Energy Corp...............................   1,600     43,920
*   Steel Excel, Inc..................................  11,236    160,562
#*  Stone Energy Corp.................................  72,494    223,282
#   Superior Energy Services, Inc..................... 168,722  1,739,524
#*  Synergy Resources Corp............................ 118,767    752,983
    Targa Resources Corp..............................  27,319    613,858
#   Teekay Corp.......................................  35,340    242,079
    Teekay Tankers, Ltd. Class A...................... 107,540    491,458
    Tesco Corp........................................  57,230    389,164
    Tesoro Corp.......................................  60,468  5,275,833
*   TETRA Technologies, Inc........................... 136,770    846,606
#   Tidewater, Inc....................................  64,165    340,716
#   Transocean, Ltd................................... 344,915  3,594,014
*   Triangle Petroleum Corp........................... 111,163     50,446
#*  Ultra Petroleum Corp..............................   9,559     21,603
#*  Unit Corp.........................................  63,923    666,717
#   US Silica Holdings, Inc...........................  15,565    290,287
*   Vaalco Energy, Inc................................  99,387    140,136
    Valero Energy Corp................................ 125,201  8,497,392
#*  W&T Offshore, Inc.................................  49,315     96,164

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  Weatherford International P.L.C................... 401,178 $  2,703,940
    Western Refining, Inc.............................  94,206    3,099,377
#*  Westmoreland Coal Co..............................   5,699       31,800
*   Whiting Petroleum Corp............................ 143,982    1,058,268
*   Willbros Group, Inc...............................  80,212      155,611
    Williams Cos., Inc. (The).........................  21,384      412,711
    World Fuel Services Corp..........................  42,315    1,648,169
#*  WPX Energy, Inc................................... 261,712    1,418,479
                                                               ------------
Total Energy..........................................          263,333,916
                                                               ------------
Financials -- (21.5%)
*   1st Constitution Bancorp..........................   2,774       33,678
    1st Source Corp...................................  40,229    1,215,720
    A-Mark Precious Metals, Inc.......................   1,905       32,252
#   Access National Corp..............................  10,908      205,179
*   Affiliated Managers Group, Inc....................   5,461      732,812
    Aflac, Inc........................................  47,261    2,739,248
    Alexander & Baldwin, Inc..........................  88,365    2,677,459
*   Alleghany Corp....................................   7,698    3,679,028
    Allied World Assurance Co. Holdings AG............ 102,437    3,748,170
    Allstate Corp. (The)..............................  79,050    4,790,430
#*  Ally Financial, Inc...............................  81,664    1,294,374
#*  Altisource Asset Management Corp..................   1,120       17,304
#*  Altisource Portfolio Solutions SA.................  11,202      323,738
*   Ambac Financial Group, Inc........................  44,945      631,028
#   American Equity Investment Life Holding Co........ 147,385    2,680,933
    American Express Co...............................  32,257    1,725,749
    American Financial Group, Inc..................... 113,571    8,061,270
*   American Independence Corp........................     610       12,255
    American International Group, Inc................. 128,798    7,274,511
    American National Bankshares, Inc.................   5,991      149,775
    American National Insurance Co....................  22,799    2,215,607
*   American River Bankshares.........................   4,649       47,699
    Ameriprise Financial, Inc.........................  15,858    1,437,528
    Ameris Bancorp....................................  55,108    1,594,274
    AMERISAFE, Inc....................................  22,880    1,167,109
    AmeriServ Financial, Inc..........................  17,822       55,605
#   Ames National Corp................................     900       22,482
#   AmTrust Financial Services, Inc...................  64,089    3,665,250
    Aon P.L.C.........................................  16,979    1,491,266
*   Arch Capital Group, Ltd...........................  64,673    4,368,661
    Argo Group International Holdings, Ltd............  38,306    2,176,930
#   Arrow Financial Corp..............................  15,743      433,247
    Arthur J Gallagher & Co...........................  14,066      529,444
#   Artisan Partners Asset Management, Inc. Class A...   5,326      166,704
    Aspen Insurance Holdings, Ltd.....................  92,230    4,289,617
    Associated Banc-Corp.............................. 168,126    2,950,611
*   Associated Capital Group, Inc. Class A............   3,733      101,090
    Assurant, Inc.....................................  86,200    7,008,922
    Assured Guaranty, Ltd............................. 200,009    4,756,214
*   Asta Funding, Inc.................................  12,881       96,479
    Astoria Financial Corp............................ 186,418    2,820,504
    Atlantic American Corp............................   5,179       22,580

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.....................     4,319 $    23,970
*   Atlanticus Holdings Corp..........................    19,831      60,088
#*  Atlas Financial Holdings, Inc.....................     5,329      92,831
    Auburn National Bancorporation, Inc...............     1,260      34,247
#*  AV Homes, Inc.....................................    11,482     117,346
    Axis Capital Holdings, Ltd........................    80,951   4,364,068
    Baldwin & Lyons, Inc. Class A.....................     1,285      30,647
    Baldwin & Lyons, Inc. Class B.....................    13,262     327,969
    Banc of California, Inc...........................    16,339     246,719
    BancFirst Corp....................................    17,926   1,002,780
#*  Bancorp, Inc. (The)...............................    66,434     298,953
    BancorpSouth, Inc.................................   174,245   3,638,236
    Bank Mutual Corp..................................    60,659     477,993
    Bank of America Corp.............................. 1,204,998  17,038,672
    Bank of Commerce Holdings.........................     5,615      33,072
#   Bank of Hawaii Corp...............................    44,579   2,671,619
#   Bank of Marin Bancorp.............................     2,300     124,154
    Bank of New York Mellon Corp. (The)...............   128,445   4,652,278
#   Bank of the Ozarks, Inc...........................    54,678   2,424,423
    BankFinancial Corp................................    28,824     353,670
#   BankUnited, Inc...................................    82,304   2,773,645
    Banner Corp.......................................    33,751   1,400,666
    Bar Harbor Bankshares.............................     6,849     237,660
    BB&T Corp.........................................   103,471   3,379,363
    BBCN Bancorp, Inc.................................   136,014   2,067,413
*   BBX Capital Corp. Class A.........................     1,680      22,529
    BCB Bancorp, Inc..................................     7,110      74,442
*   Bear State Financial, Inc.........................     5,803      51,357
*   Beneficial Bancorp, Inc...........................    93,265   1,207,782
    Berkshire Bancorp, Inc............................     2,025      15,694
    Berkshire Hills Bancorp, Inc......................    46,880   1,302,326
    BGC Partners, Inc. Class A........................   119,466   1,093,114
    BlackRock, Inc....................................     8,103   2,546,449
    BNC Bancorp.......................................     9,526     221,194
#*  BofI Holding, Inc.................................    60,340   1,035,434
#   BOK Financial Corp................................    37,629   1,881,826
#   Boston Private Financial Holdings, Inc............   142,538   1,475,268
#   Bridge Bancorp, Inc...............................     5,503     160,192
    Brookline Bancorp, Inc............................   120,550   1,345,338
    Brown & Brown, Inc................................    90,595   2,740,499
    Bryn Mawr Bank Corp...............................    22,324     585,559
*   BSB Bancorp, Inc..................................     1,454      32,133
    C&F Financial Corp................................     2,186      83,615
    Calamos Asset Management, Inc. Class A............    22,334     214,183
    California First National Bancorp.................     6,388      87,260
    Camden National Corp..............................    11,092     465,531
    Cape Bancorp, Inc.................................     7,654     101,416
    Capital Bank Financial Corp. Class A..............    21,129     643,378
    Capital City Bank Group, Inc......................    20,053     283,750
    Capital One Financial Corp........................    70,527   4,627,982
*   Capital Properties, Inc. Class A..................       308       3,234
    Capitol Federal Financial, Inc....................   229,349   2,814,112
    Cardinal Financial Corp...........................    46,615     888,948

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Carolina Bank Holdings, Inc.......................   1,000 $    16,750
*   Cascade Bancorp...................................  43,702     235,991
#   Cash America International, Inc...................  53,312   1,596,161
    Cathay General Bancorp............................ 132,058   3,697,624
#   CBOE Holdings, Inc................................  12,636     841,810
*   CBRE Group, Inc. Class A..........................  27,643     773,175
    CenterState Banks, Inc............................  55,542     788,141
    Central Pacific Financial Corp....................  35,093     735,198
    Century Bancorp, Inc. Class A.....................   2,971     120,325
    Charles Schwab Corp. (The)........................  29,312     748,335
#   Charter Financial Corp............................   6,968      93,650
    Chemical Financial Corp...........................  45,127   1,437,746
    Chicopee Bancorp, Inc.............................   5,278      95,004
    Chubb, Ltd........................................  58,676   6,634,495
#   Cincinnati Financial Corp.........................  74,978   4,320,982
    CIT Group, Inc....................................  86,788   2,547,228
    Citigroup, Inc.................................... 374,753  15,956,983
#   Citizens & Northern Corp..........................   4,553      91,743
    Citizens Community Bancorp, Inc...................   3,663      33,480
    Citizens Financial Group, Inc.....................  32,740     695,725
    Citizens First Corp...............................   1,000      13,700
    Citizens Holding Co...............................   2,106      48,670
#*  Citizens, Inc.....................................  50,350     326,268
#   City Holding Co...................................  20,950     931,437
    CKX Lands, Inc....................................   1,400      13,510
#   Clifton Bancorp, Inc..............................  38,299     552,655
    CME Group, Inc....................................  38,860   3,491,571
    CNA Financial Corp................................  26,319     874,580
#   CNB Financial Corp................................  11,227     204,219
#   CNO Financial Group, Inc.......................... 264,496   4,602,230
    CoBiz Financial, Inc..............................  61,220     672,808
    Codorus Valley Bancorp, Inc.......................   2,231      45,579
    Cohen & Steers, Inc...............................   6,728     203,320
*   Colony Bankcorp, Inc..............................   3,099      28,852
    Columbia Banking System, Inc...................... 106,502   3,155,654
#   Comerica, Inc.....................................  76,472   2,622,990
#   Commerce Bancshares, Inc..........................  64,426   2,649,841
    Commercial National Financial Corp................   1,413      29,673
    Community Bank System, Inc........................  61,805   2,326,340
*   Community Bankers Trust Corp......................   1,472       7,419
    Community Trust Bancorp, Inc......................  24,952     869,328
    Community West Bancshares.........................   2,000      14,053
    ConnectOne Bancorp, Inc...........................  31,315     520,768
#   Consolidated-Tomoka Land Co.......................   8,853     411,222
*   Consumer Portfolio Services, Inc..................  49,069     217,866
#*  Cowen Group, Inc. Class A......................... 109,650     313,599
    Crawford & Co. Class A............................  34,203     150,835
#   Crawford & Co. Class B............................  14,955      68,045
#*  Credit Acceptance Corp............................   8,325   1,489,842
#*  CU Bancorp........................................   1,840      42,044
#   Cullen/Frost Bankers, Inc.........................  51,172   2,449,092
*   Customers Bancorp, Inc............................  33,995     853,274

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   CVB Financial Corp................................ 116,108 $1,777,613
    Diamond Hill Investment Group, Inc................   1,741    294,316
    Dime Community Bancshares, Inc....................  71,768  1,233,692
    Discover Financial Services.......................  38,187  1,748,583
    Donegal Group, Inc. Class A.......................  24,628    347,501
    Donegal Group, Inc. Class B.......................   3,821     59,034
*   E*TRADE Financial Corp............................ 140,013  3,298,706
    Eagle Bancorp Montana, Inc........................   3,414     40,524
*   Eagle Bancorp, Inc................................  14,928    705,199
    East West Bancorp, Inc............................  36,301  1,176,878
    Eastern Virginia Bankshares, Inc..................   3,468     23,340
#   Eaton Vance Corp..................................  19,677    563,943
#*  eHealth, Inc......................................  15,901    166,801
    EMC Insurance Group, Inc..........................  21,790    506,835
#*  Emergent Capital, Inc.............................   1,840      8,096
    Employers Holdings, Inc...........................  53,912  1,342,948
#*  Encore Capital Group, Inc.........................  46,669  1,069,653
    Endurance Specialty Holdings, Ltd.................  97,115  6,014,332
*   Enova International, Inc..........................  40,571    225,980
*   Enstar Group, Ltd.................................  17,332  2,765,321
#   Enterprise Bancorp, Inc...........................   5,554    131,574
    Enterprise Financial Services Corp................  28,255    802,159
#   Erie Indemnity Co. Class A........................  12,692  1,219,828
    ESSA Bancorp, Inc.................................  11,606    156,797
    Evans Bancorp, Inc................................   2,412     60,179
    EverBank Financial Corp........................... 114,693  1,613,731
    Evercore Partners, Inc. Class A...................  26,203  1,183,590
#   Everest Re Group, Ltd.............................  22,338  3,997,162
*   Ezcorp, Inc. Class A..............................  65,130    197,995
    FactSet Research Systems, Inc.....................   5,700    858,990
*   Farmers Capital Bank Corp.........................   6,740    181,913
    Farmers National Banc Corp........................   1,500     12,345
    FBL Financial Group, Inc. Class A.................  32,494  1,984,084
*   FCB Financial Holdings, Inc. Class A..............  10,682    359,129
    Federal Agricultural Mortgage Corp. Class A.......     987     26,402
    Federal Agricultural Mortgage Corp. Class C.......  11,886    387,602
#   Federated Investors, Inc. Class B.................  29,017    733,840
    Federated National Holding Co.....................  27,541    681,364
    Fidelity & Guaranty Life..........................   2,512     62,926
    Fidelity Southern Corp............................  29,430    464,994
    Fifth Third Bancorp............................... 403,189  6,370,386
#   Financial Engines, Inc............................   4,036    108,851
    Financial Institutions, Inc.......................  19,445    533,765
*   First Acceptance Corp.............................  27,407     56,184
#   First American Financial Corp..................... 117,655  4,043,802
    First Bancorp(318910106)..........................  21,555    404,156
*   First BanCorp(318672706).......................... 111,587    290,126
    First Bancorp, Inc................................  11,243    214,854
*   First Bancshares, Inc.............................     700      6,055
    First Bancshares, Inc. (The)......................     222      3,807
    First Busey Corp..................................  41,465    764,200
    First Business Financial Services, Inc............   9,078    208,431
#*  First Cash Financial Services, Inc................  23,904    848,592

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
            First Citizens BancShares, Inc. Class A.........  11,298 $2,779,986
            First Commonwealth Financial Corp............... 161,995  1,414,216
            First Community Bancshares, Inc.................  21,736    403,203
            First Connecticut Bancorp., Inc.................   5,590     90,949
            First Defiance Financial Corp...................  11,745    457,233
            First Federal of Northern Michigan Bancorp, Inc.     800      4,960
            First Financial Bancorp.........................  95,592  1,529,472
#           First Financial Bankshares, Inc.................  35,508    927,469
            First Financial Corp............................  12,972    428,725
            First Financial Northwest, Inc..................  18,741    253,566
#           First Horizon National Corp..................... 273,886  3,486,569
            First Interstate BancSystem, Inc. Class A.......  32,696    881,157
*           First Marblehead Corp. (The)....................   1,466      5,541
            First Merchants Corp............................  62,176  1,421,343
            First Midwest Bancorp, Inc...................... 126,981  2,213,279
*           First NBC Bank Holding Co.......................  20,822    653,603
            First Niagara Financial Group, Inc.............. 431,795  4,227,273
            First of Long Island Corp. (The)................   4,011    116,439
(degrees)*  First Place Financial Corp......................  10,608         --
#           First Republic Bank.............................  11,944    812,192
            First South Bancorp, Inc........................   7,807     65,188
*           First United Corp...............................   3,697     35,787
            FirstMerit Corp................................. 154,162  2,987,660
*           Flagstar Bancorp, Inc...........................  34,529    643,966
            Flushing Financial Corp.........................  55,077  1,211,694
            FNB Corp........................................ 229,473  2,765,150
            FNF Group....................................... 190,265  6,160,781
#*          FNFV Group......................................  63,414    594,823
#*          Forest City Realty Trust, Inc. Class A..........  75,840  1,494,048
*           Forest City Realty Trust, Inc. Class B..........   8,417    165,226
#*          Forestar Group, Inc.............................  68,927    625,857
            Fox Chase Bancorp, Inc..........................  20,480    400,794
            Franklin Resources, Inc.........................  12,182    422,228
#*          FRP Holdings, Inc...............................   8,107    246,129
            Fulton Financial Corp........................... 300,758  3,864,740
#           Gain Capital Holdings, Inc......................  61,295    426,613
*           GAINSCO, Inc....................................   1,497     19,835
            GAMCO Investors, Inc. Class A...................   3,733    108,556
#*          Genworth Financial, Inc. Class A................ 299,377    832,268
#           German American Bancorp, Inc....................  15,335    487,960
            Glacier Bancorp, Inc............................  75,955  1,791,778
*           Global Indemnity P.L.C..........................  18,876    567,601
            Goldman Sachs Group, Inc. (The).................  49,450  7,989,142
            Great Southern Bancorp, Inc.....................  19,316    766,266
*           Green Dot Corp. Class A.........................  61,518  1,093,175
            Greenhill & Co., Inc............................  10,704    254,541
*           Greenlight Capital Re, Ltd. Class A.............  45,608    885,707
            Griffin Industrial Realty, Inc..................   4,473    107,531
            Guaranty Bancorp................................  17,111    269,669
            Guaranty Federal Bancshares, Inc................   1,886     28,479
*           Hallmark Financial Services, Inc................  28,377    309,309
#*          Hampton Roads Bankshares, Inc...................     520        941
            Hancock Holding Co.............................. 129,178  3,095,105

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Hanmi Financial Corp..............................  55,835 $ 1,211,619
    Hanover Insurance Group, Inc. (The)...............  72,762   5,929,375
    Harleysville Savings Financial Corp...............   2,920      53,290
    Hartford Financial Services Group, Inc. (The)..... 101,619   4,083,051
    Hawthorn Bancshares, Inc..........................   2,289      34,976
#   HCI Group, Inc....................................  29,184     970,368
    Heartland Financial USA, Inc......................  24,819     743,329
    Hennessy Advisors, Inc............................     781      21,899
    Heritage Commerce Corp............................  39,851     390,938
    Heritage Financial Corp...........................  33,925     614,382
    Heritage Insurance Holdings, Inc..................   5,447     107,960
    Heritage Oaks Bancorp.............................   8,931      68,769
    HF Financial Corp.................................   4,200      72,954
*   HFF, Inc. Class A.................................  17,098     488,490
*   Hilltop Holdings, Inc............................. 176,744   2,822,602
#   Hingham Institution for Savings...................   1,172     144,168
*   HMN Financial, Inc................................   1,450      16,704
    Home Bancorp, Inc.................................   7,010     178,825
    Home BancShares, Inc..............................  63,971   2,476,317
*   HomeStreet, Inc...................................  27,009     553,144
*   HomeTrust Bancshares, Inc.........................  10,175     188,237
    HopFed Bancorp, Inc...............................   2,207      25,314
    Horace Mann Educators Corp........................  54,980   1,688,986
    Horizon Bancorp...................................  10,372     266,249
*   Howard Hughes Corp. (The).........................  20,500   1,948,115
#   Huntington Bancshares, Inc........................ 486,672   4,175,646
    Iberiabank Corp...................................  47,783   2,286,417
    Independence Holding Co...........................  15,010     230,253
    Independent Bank Corp.(453836108).................  36,151   1,652,462
    Independent Bank Corp.(453838609).................   7,338     111,097
    Independent Bank Group, Inc.......................   5,158     154,276
    Infinity Property & Casualty Corp.................  12,729   1,010,555
    Interactive Brokers Group, Inc. Class A...........  76,529   2,469,591
    Intercontinental Exchange, Inc....................   6,864   1,810,723
*   InterGroup Corp. (The)............................     235       6,112
    International Bancshares Corp.....................  94,657   2,195,096
*   INTL. FCStone, Inc................................  30,647     863,939
    Invesco, Ltd......................................  90,375   2,704,924
    Investment Technology Group, Inc..................  58,394   1,004,961
#   Investors Bancorp, Inc............................ 429,913   5,025,683
    Investors Title Co................................   1,606     138,919
#   Janus Capital Group, Inc.......................... 176,819   2,226,151
    Jones Lang LaSalle, Inc...........................  11,339   1,595,624
    JPMorgan Chase & Co............................... 489,413  29,120,073
*   KCG Holdings, Inc. Class A........................  58,862     601,570
    Kearny Financial Corp.............................  81,385     983,945
    Kemper Corp.......................................  89,053   3,077,672
    Kennedy-Wilson Holdings, Inc......................  36,906     748,454
    Kentucky First Federal Bancorp....................   2,320      21,576
    KeyCorp........................................... 391,336   4,367,310
#*  Ladenburg Thalmann Financial Services, Inc........  43,792     102,911
    Lake Shore Bancorp, Inc...........................     339       4,549
    Lake Sunapee Bank Group...........................   4,833      66,405

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Lakeland Bancorp, Inc.............................  44,106 $  494,428
    Lakeland Financial Corp...........................  22,750    996,222
    Landmark Bancorp, Inc.............................   2,882     71,877
    LegacyTexas Financial Group, Inc..................  57,391  1,120,846
    Legg Mason, Inc................................... 109,758  3,360,790
#*  LendingTree, Inc..................................   9,403    692,907
    Leucadia National Corp............................ 156,313  2,588,543
    Lincoln National Corp............................. 118,951  4,693,806
    Loews Corp........................................ 111,774  4,136,756
#   LPL Financial Holdings, Inc.......................  43,478  1,322,601
    M&T Bank Corp.....................................  10,870  1,197,657
    Macatawa Bank Corp................................  37,244    218,250
    Mackinac Financial Corp...........................   6,295     66,098
*   Magyar Bancorp, Inc...............................   1,971     19,316
#   Maiden Holdings, Ltd.............................. 115,346  1,476,429
    MainSource Financial Group, Inc...................  27,092    600,901
*   Malvern Bancorp, Inc..............................     241      4,046
    Manning & Napier, Inc.............................   5,245     43,219
*   Marcus & Millichap, Inc...........................   7,263    171,697
*   Markel Corp.......................................   7,917  6,653,922
    MarketAxess Holdings, Inc.........................  25,322  2,943,176
    Marlin Business Services Corp.....................  17,262    270,496
    Marsh & McLennan Cos., Inc........................  17,700    943,941
*   Maui Land & Pineapple Co., Inc....................   4,186     22,186
    MB Financial, Inc................................. 108,087  3,363,667
*   MBIA, Inc......................................... 258,400  1,720,944
*   MBT Financial Corp................................  13,154    107,337
    Mercantile Bank Corp..............................  17,662    394,746
    Merchants Bancshares, Inc.........................   7,487    217,947
#   Mercury General Corp..............................  49,649  2,305,203
    Meridian Bancorp, Inc.............................  57,551    808,592
    Meta Financial Group, Inc.........................   9,149    396,701
    MetLife, Inc...................................... 108,351  4,837,872
    Metro Bancorp, Inc................................  19,001    541,909
*   MGIC Investment Corp..............................  70,927    469,537
    Mid Penn Bancorp, Inc.............................     778     12,098
    MidSouth Bancorp, Inc.............................  10,806     83,098
    MidWestOne Financial Group, Inc...................   7,146    201,160
    Moelis & Co. Class A..............................   2,953     75,124
    Morgan Stanley.................................... 171,784  4,445,770
    Morningstar, Inc..................................   6,093    489,938
*   MSB Financial Corp................................   1,253     15,525
    MSCI, Inc.........................................  23,346  1,607,139
    MutualFirst Financial, Inc........................   5,851    145,807
    Nasdaq, Inc.......................................  91,090  5,647,580
    National Bank Holdings Corp. Class A..............  39,237    772,577
#   National Bankshares, Inc..........................     400     13,836
    National General Holdings Corp....................  22,959    454,359
#   National Interstate Corp..........................  26,192    642,490
    National Penn Bancshares, Inc..................... 281,266  3,206,432
    National Security Group, Inc. (The)...............     419      6,302
    National Western Life Group, Inc. Class A.........   2,637    608,435
#*  Nationstar Mortgage Holdings, Inc.................   3,026     30,563

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Navient Corp...................................... 100,491 $  960,694
*   Navigators Group, Inc. (The)......................  20,799  1,822,200
    NBT Bancorp, Inc..................................  55,225  1,430,327
    Nelnet, Inc. Class A..............................  54,480  1,768,966
    New York Community Bancorp, Inc................... 206,831  3,201,744
    NewBridge Bancorp.................................  46,486    526,222
#*  NewStar Financial, Inc............................  50,806    389,174
*   Nicholas Financial, Inc...........................   8,092     83,752
*   NMI Holdings, Inc. Class A........................  21,140    110,985
    Northeast Bancorp.................................     118      1,192
    Northeast Community Bancorp, Inc..................  10,523     72,609
#   Northern Trust Corp...............................  20,870  1,295,610
    Northfield Bancorp, Inc...........................  76,482  1,183,941
    Northrim BanCorp, Inc.............................   7,399    170,991
#   NorthStar Asset Management Group, Inc.............  12,798    147,689
    Northwest Bancshares, Inc......................... 174,961  2,199,260
    Norwood Financial Corp............................   1,641     45,554
#   Ocean Shore Holding Co............................   6,104    109,689
    OceanFirst Financial Corp.........................  22,970    407,028
#*  Ocwen Financial Corp..............................  26,977    145,946
    OFG Bancorp.......................................  75,415    423,832
    Ohio Valley Banc Corp.............................   2,002     46,506
    Old Line Bancshares, Inc..........................   5,057     88,194
    Old National Bancorp.............................. 197,796  2,436,847
    Old Point Financial Corp..........................     700     13,020
    Old Republic International Corp................... 259,889  4,698,793
*   Old Second Bancorp, Inc...........................  17,178    122,136
    OneBeacon Insurance Group, Ltd. Class A...........  40,040    514,114
*   OneMain Holdings, Inc.............................  10,845    286,633
#   Oppenheimer Holdings, Inc. Class A................  10,128    155,262
    Opus Bank.........................................   5,972    197,016
    Oritani Financial Corp............................  79,483  1,328,956
    Pacific Continental Corp..........................  23,128    373,286
*   Pacific Mercantile Bancorp........................   9,408     65,668
*   Pacific Premier Bancorp, Inc......................  22,436    460,611
#   PacWest Bancorp...................................  84,672  3,108,309
    Park National Corp................................  14,100  1,242,351
    Park Sterling Corp................................  35,146    257,269
    PartnerRe, Ltd....................................  50,223  7,051,309
#*  Patriot National Bancorp, Inc.....................     150      2,121
    PB Bancorp, Inc...................................   3,872     34,074
    Peapack Gladstone Financial Corp..................  18,163    391,594
#   Penns Woods Bancorp, Inc..........................   4,555    179,194
*   PennyMac Financial Services, Inc. Class A.........   4,951     58,966
#   People's United Financial, Inc.................... 305,737  4,393,441
    Peoples Bancorp of North Carolina, Inc............   3,297     63,171
#   Peoples Bancorp, Inc..............................  16,111    276,465
    Peoples Financial Services Corp...................     300     11,100
*   PHH Corp..........................................  58,457    717,852
*   PICO Holdings, Inc................................  30,924    271,513
    Pinnacle Financial Partners, Inc..................  43,917  2,189,262
*   Piper Jaffray Cos.................................  20,441    694,994
    PNC Financial Services Group, Inc. (The)..........  61,706  5,346,825

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Popular, Inc...................................... 116,807 $2,936,528
#*  PRA Group, Inc....................................  42,921  1,276,900
    Preferred Bank....................................  11,153    362,472
    Premier Financial Bancorp, Inc....................   6,434     98,505
#   Primerica, Inc....................................  77,938  3,507,989
    Principal Financial Group, Inc.................... 157,281  5,976,678
    PrivateBancorp, Inc...............................  83,480  3,141,352
    ProAssurance Corp.................................  72,223  3,619,817
    Progressive Corp. (The)...........................  93,236  2,913,625
#   Prosperity Bancshares, Inc........................  62,864  2,665,434
    Provident Financial Holdings, Inc.................   9,638    168,472
    Provident Financial Services, Inc.................  96,974  1,904,569
    Prudential Bancorp, Inc...........................   5,896     92,096
    Prudential Financial, Inc.........................  53,496  3,749,000
    Pulaski Financial Corp............................  10,937    155,524
    Pzena Investment Management, Inc. Class A.........   7,680     59,136
    QC Holdings, Inc..................................  12,392      7,807
#   QCR Holdings, Inc.................................   3,258     74,804
    Radian Group, Inc................................. 128,091  1,288,595
    Raymond James Financial, Inc......................  20,645    904,457
    RE/MAX Holdings, Inc. Class A.....................   3,663    127,546
*   Realogy Holdings Corp.............................  46,842  1,536,418
*   Regional Management Corp..........................   4,018     53,279
    Regions Financial Corp............................ 613,306  4,980,045
    Reinsurance Group of America, Inc.................  59,355  4,999,472
    RenaissanceRe Holdings, Ltd.......................  64,238  7,236,411
    Renasant Corp.....................................  50,202  1,593,913
    Republic Bancorp, Inc. Class A....................  22,212    593,283
#*  Republic First Bancorp, Inc.......................  20,713     85,338
    Resource America, Inc. Class A....................  26,031    113,495
    Riverview Bancorp, Inc............................  13,240     57,197
    RLI Corp..........................................  47,248  2,801,806
*   Royal Bancshares of Pennsylvania, Inc. Class A....  12,894     26,691
    S&T Bancorp, Inc..................................  44,907  1,212,938
#*  Safeguard Scientifics, Inc........................  42,326    550,238
    Safety Insurance Group, Inc.......................  28,888  1,629,861
    Salisbury Bancorp, Inc............................     856     25,261
    Sandy Spring Bancorp, Inc.........................  36,040    958,664
#*  Santander Consumer USA Holdings, Inc..............  23,623    246,860
    SB Financial Group, Inc...........................   3,194     33,824
*   Seacoast Banking Corp. of Florida.................  25,345    375,613
*   Security National Financial Corp. Class A.........   4,576     25,305
    SEI Investments Co................................  12,500    490,500
*   Select Bancorp, Inc...............................   2,187     17,802
    Selective Insurance Group, Inc....................  69,826  2,186,252
    ServisFirst Bancshares, Inc.......................   3,254    130,388
    Shore Bancshares, Inc.............................   6,118     69,868
    SI Financial Group, Inc...........................   8,909    124,370
*   Siebert Financial Corp............................   9,393     10,896
    Sierra Bancorp....................................  14,764    268,705
*   Signature Bank....................................  14,492  2,019,315
    Silvercrest Asset Management Group, Inc. Class A..   3,950     42,542
    Simmons First National Corp. Class A..............  34,628  1,534,367

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  SLM Corp.......................................... 245,290 $1,569,856
    South State Corp..................................  24,642  1,647,318
*   Southcoast Financial Corp.........................   5,735     77,939
*   Southern First Bancshares, Inc....................   2,825     63,986
    Southern Missouri Bancorp, Inc....................   2,930     69,588
#   Southern National Bancorp of Virginia, Inc........     712      9,320
    Southside Bancshares, Inc.........................  27,910    628,812
    Southwest Bancorp, Inc............................  33,460    560,120
    Southwest Georgia Financial Corp..................   1,854     27,217
*   St Joe Co. (The)..................................  21,800    346,838
    StanCorp Financial Group, Inc.....................  68,384  7,840,909
    State Auto Financial Corp.........................  44,101    962,725
#   State Bank Financial Corp.........................  13,505    260,106
    State Street Corp.................................  29,932  1,668,110
    Sterling Bancorp.................................. 177,537  2,789,106
    Stewart Information Services Corp.................  43,117  1,528,929
*   Stifel Financial Corp.............................  65,845  2,203,174
#   Stock Yards Bancorp, Inc..........................  18,845    736,463
    Stonegate Bank....................................     717     22,707
*   Stratus Properties, Inc...........................   6,580    157,130
    Suffolk Bancorp...................................  16,395    458,896
    Summit Financial Group, Inc.......................   1,980     23,859
    Summit State Bank.................................   2,856     39,327
*   Sun Bancorp, Inc..................................  12,820    268,964
    SunTrust Banks, Inc...............................  59,577  2,179,327
    Sussex Bancorp....................................   2,146     27,469
*   SVB Financial Group...............................  12,385  1,254,848
    Symetra Financial Corp............................ 153,733  4,922,531
*   Synchrony Financial............................... 189,864  5,395,935
    Synovus Financial Corp............................ 164,662  5,027,131
#   T Rowe Price Group, Inc...........................   9,100    645,645
    Talmer Bancorp, Inc. Class A......................  26,945    432,737
    TCF Financial Corp................................ 222,726  2,674,939
    TD Ameritrade Holding Corp........................  38,998  1,075,565
*   Tejon Ranch Co....................................  20,983    410,427
    Territorial Bancorp, Inc..........................  16,046    427,626
#   Teton Advisors, Inc. Class A......................      39      1,969
*   Texas Capital Bancshares, Inc.....................  56,435  2,014,729
#   TFS Financial Corp................................  86,711  1,513,107
    Timberland Bancorp, Inc...........................   3,941     49,223
#   Tompkins Financial Corp...........................  20,505  1,148,690
    Torchmark Corp....................................  19,307  1,049,142
    Towne Bank........................................  66,182  1,262,091
    Travelers Cos., Inc. (The)........................  66,684  7,137,855
    Trico Bancshares..................................  28,899    737,213
*   Trinity Place Holdings, Inc.......................   6,344     37,937
#*  TriState Capital Holdings, Inc....................  15,012    178,643
#   TrustCo Bank Corp. NY............................. 181,486    998,173
    Trustmark Corp.................................... 112,466  2,433,764
    U.S. Bancorp...................................... 118,110  4,731,487
    UMB Financial Corp................................  56,515  2,650,553
#   Umpqua Holdings Corp.............................. 223,319  3,233,659
    Union Bankshares Corp.............................  62,048  1,425,243

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
#   Union Bankshares, Inc.............................   2,000 $     54,280
    United Bancshares, Inc............................   2,040       33,701
#   United Bankshares, Inc............................ 101,455    3,406,859
    United Community Bancorp..........................     993       13,624
    United Community Banks, Inc.......................  75,635    1,365,968
    United Community Financial Corp...................  22,153      135,798
    United Financial Bancorp, Inc.....................  75,745      855,918
    United Fire Group, Inc............................  29,384    1,135,104
#   United Insurance Holdings Corp....................  21,793      338,445
*   United Security Bancshares........................  11,551       60,181
#   United Security Bancshares, Inc...................     600        5,112
    Unity Bancorp, Inc................................   6,359       73,319
#   Universal Insurance Holdings, Inc.................  83,507    1,564,921
    Univest Corp. of Pennsylvania.....................  27,444      540,098
#   Unum Group........................................ 115,811    3,316,827
    Validus Holdings, Ltd............................. 106,222    4,699,261
#   Valley National Bancorp........................... 234,585    2,064,348
    Value Line, Inc...................................   3,839       64,418
#   Virtus Investment Partners, Inc...................   7,611      669,768
    Voya Financial, Inc...............................  70,930    2,169,039
    VSB Bancorp, Inc..................................     170        2,076
#   Waddell & Reed Financial, Inc. Class A............  19,273      528,851
*   Walker & Dunlop, Inc..............................  56,507    1,353,908
    Washington Federal, Inc........................... 179,926    3,841,420
#   Washington Trust Bancorp, Inc.....................  19,750      779,335
    Waterstone Financial, Inc.........................  40,959      567,282
    Wayne Savings Bancshares, Inc.....................   1,684       21,168
    Webster Financial Corp............................ 128,628    4,266,591
    Wells Fargo & Co.................................. 644,978   32,397,245
    WesBanco, Inc.....................................  56,771    1,647,494
#   West BanCorp, Inc.................................  22,589      406,602
#   Westamerica Bancorporation........................  22,308      974,190
*   Western Alliance Bancorp..........................  87,862    2,862,544
    Westfield Financial, Inc..........................  30,858      246,247
    Westwood Holdings Group, Inc......................   7,620      361,188
#   White Mountains Insurance Group, Ltd..............   2,061    1,469,678
    Willis Towers Watson P.L.C........................  12,146    1,390,353
    Wilshire Bancorp, Inc............................. 138,668    1,468,494
    Wintrust Financial Corp...........................  81,149    3,415,561
#   WisdomTree Investments, Inc.......................  44,385      532,620
#*  World Acceptance Corp.............................  13,047      377,580
#   WR Berkley Corp................................... 105,115    5,271,517
    WSFS Financial Corp...............................  35,576    1,033,839
    WVS Financial Corp................................   1,627       18,727
    XL Group P.L.C.................................... 137,506    4,985,968
#   Yadkin Financial Corp.............................  18,219      423,410
    Your Community Bankshares, Inc....................     255        8,412
    Zions Bancorporation.............................. 118,714    2,692,434
                                                               ------------
Total Financials......................................          805,323,436
                                                               ------------
Health Care -- (7.4%)
#   Abaxis, Inc.......................................   5,289      230,336
    Abbott Laboratories...............................  52,410    1,983,718

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*  ABIOMED, Inc......................................   2,719 $   232,012
#*  Acadia Healthcare Co., Inc........................  21,214   1,294,690
#*  ACADIA Pharmaceuticals, Inc.......................   1,552      32,111
    Aceto Corp........................................  45,280   1,034,648
*   Acorda Therapeutics, Inc..........................  19,816     729,625
*   Adamas Pharmaceuticals, Inc.......................  13,833     237,098
    Adcare Health Systems, Inc........................      49         107
*   Addus HomeCare Corp...............................  18,799     398,727
    Aetna, Inc........................................  47,160   4,802,774
#*  Affymetrix, Inc...................................  89,548   1,256,358
    Agilent Technologies, Inc.........................  29,267   1,101,903
#*  Air Methods Corp..................................  56,310   2,192,711
#*  Akebia Therapeutics, Inc..........................   2,541      18,626
#*  Akorn, Inc........................................  15,379     399,700
#*  Albany Molecular Research, Inc....................  35,314     576,324
*   Alere, Inc........................................  90,727   3,375,044
*   Alexion Pharmaceuticals, Inc......................  11,111   1,621,428
#*  Align Technology, Inc.............................  13,755     909,756
*   Alkermes P.L.C....................................   9,386     300,446
*   Allergan P.L.C....................................  38,459  10,938,893
*   Alliance HealthCare Services, Inc.................   5,402      40,407
*   Allied Healthcare Products, Inc...................   4,920       4,477
*   Allscripts Healthcare Solutions, Inc.............. 121,794   1,678,321
*   Almost Family, Inc................................  17,208     658,034
#*  Alnylam Pharmaceuticals, Inc......................   5,435     374,689
#*  AMAG Pharmaceuticals, Inc.........................  16,335     374,235
#*  Amedisys, Inc.....................................  39,704   1,419,418
*   American Shared Hospital Services.................     900       1,413
    AmerisourceBergen Corp............................   5,303     474,937
    Amgen, Inc........................................  26,355   4,025,199
*   AMN Healthcare Services, Inc......................  64,722   1,823,219
*   Amphastar Pharmaceuticals, Inc....................  12,314     148,384
*   Amsurg Corp.......................................  76,887   5,627,360
#*  Anacor Pharmaceuticals, Inc.......................   2,200     165,286
#   Analogic Corp.....................................  11,775     872,174
*   AngioDynamics, Inc................................  50,358     570,053
#*  Anika Therapeutics, Inc...........................  23,690     891,218
    Anthem, Inc.......................................  51,610   6,734,589
#*  ArQule, Inc.......................................  26,950      47,162
*   Arrhythmia Research Technology, Inc...............   1,153       5,004
#*  Assembly Biosciences, Inc.........................   5,098      26,102
#*  athenahealth, Inc.................................   2,611     370,240
    Atrion Corp.......................................   2,187     821,262
    Baxter International, Inc.........................   3,466     126,856
#   Becton Dickinson and Co...........................   9,125   1,326,501
*   Bio-Rad Laboratories, Inc. Class A................  26,718   3,409,484
*   Bio-Rad Laboratories, Inc. Class B................   1,277     165,506
#   Bio-Techne Corp...................................   8,876     733,956
*   Bioanalytical Systems, Inc........................   1,915       3,026
*   Biogen, Inc.......................................   6,870   1,875,922
*   BioMarin Pharmaceutical, Inc......................   4,800     355,296
#*  BioScrip, Inc.....................................  87,873     157,293
#*  BioSpecifics Technologies Corp....................   3,727     142,297

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
*   Biota Pharmaceuticals, Inc........................   6,230 $   10,030
*   BioTelemetry, Inc.................................  26,941    254,323
#*  Bluebird Bio, Inc.................................   2,969    122,798
*   Boston Scientific Corp............................  39,611    694,381
*   Bovie Medical Corp................................  13,510     29,722
#*  Brookdale Senior Living, Inc......................  67,263  1,095,042
*   Bruker Corp.......................................  22,783    508,744
*   Cambrex Corp......................................  47,097  1,631,440
    Cantel Medical Corp...............................  30,310  1,799,505
*   Capital Senior Living Corp........................  35,475    650,257
    Cardinal Health, Inc..............................  11,763    957,155
*   Catalent, Inc.....................................  12,006    282,501
#   Catalyst Biosciences, Inc.........................   3,081      6,809
#*  Celsion Corp......................................     422        557
#*  Centene Corp......................................  31,619  1,962,275
*   Cerner Corp.......................................   8,000    464,080
*   Charles River Laboratories International, Inc.....  15,759  1,169,791
#   Chemed Corp.......................................  12,392  1,738,845
    Cigna Corp........................................  18,390  2,456,904
*   Civitas Solutions, Inc............................   2,520     60,631
#*  Community Health Systems, Inc..................... 191,179  4,106,525
#   Computer Programs & Systems, Inc..................   7,500    393,975
*   Concert Pharmaceuticals, Inc......................   8,469    129,322
    CONMED Corp.......................................  29,451  1,087,920
#   Cooper Cos., Inc. (The)...........................   4,843    635,159
#*  Corvel Corp.......................................  13,794    629,282
    CR Bard, Inc......................................   4,262    781,097
*   Cross Country Healthcare, Inc.....................  39,732    572,141
    CryoLife, Inc.....................................  40,291    396,061
*   Cumberland Pharmaceuticals, Inc...................  24,968    123,841
*   Cutera, Inc.......................................  16,314    183,369
*   Cynosure, Inc. Class A............................  24,896    901,235
#*  Cytokinetics, Inc.................................   9,109     70,139
*   DaVita HealthCare Partners, Inc...................  38,698  2,597,410
    DENTSPLY International, Inc.......................  10,531    620,171
#*  Depomed, Inc......................................  26,958    413,536
*   DexCom, Inc.......................................   3,531    251,690
#*  Dicerna Pharmaceuticals, Inc......................   1,693     11,106
    Digirad Corp......................................  16,700     82,999
*   Durect Corp.......................................   6,549      7,859
*   Edwards Lifesciences Corp.........................  14,800  1,157,508
*   Emergent Biosolutions, Inc........................  44,346  1,623,064
#*  Endo International P.L.C..........................  14,353    796,161
#   Ensign Group, Inc. (The)..........................  64,720  1,452,964
#*  Envision Healthcare Holdings, Inc.................  34,019    751,820
*   Enzo Biochem, Inc.................................  35,899    170,161
*   Exactech, Inc.....................................  15,670    313,557
#*  ExamWorks Group, Inc..............................  23,719    651,324
*   Express Scripts Holding Co........................  53,330  3,832,827
*   Five Star Quality Care, Inc.......................  80,912    205,516
#*  Genesis Healthcare, Inc...........................  15,256     27,461
*   Globus Medical, Inc. Class A......................  46,669  1,164,392
#*  Greatbatch, Inc...................................  25,442    982,316

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Haemonetics Corp..................................  37,788 $ 1,195,612
*   Halyard Health, Inc...............................  10,850     269,080
#*  Hanger, Inc.......................................  38,027     512,984
#*  Harvard Bioscience, Inc...........................  53,799     159,783
*   Health Net, Inc...................................  77,846   5,154,962
    HealthSouth Corp..................................  20,397     730,009
#*  HealthStream, Inc.................................  46,827   1,025,511
*   Healthways, Inc...................................  54,069     635,851
#*  Henry Schein, Inc.................................   8,644   1,309,047
    Hill-Rom Holdings, Inc............................  33,783   1,651,313
*   HMS Holdings Corp.................................  46,172     556,373
*   Hologic, Inc......................................  65,441   2,221,068
#*  Horizon Pharma P.L.C..............................  27,075     473,812
    Humana, Inc.......................................  18,374   2,991,103
*   Icad, Inc.........................................   1,300       5,876
*   ICU Medical, Inc..................................  11,600   1,116,500
#*  Idera Pharmaceuticals, Inc........................  20,811      40,373
#*  IDEXX Laboratories, Inc...........................   2,498     175,210
#*  Illumina, Inc.....................................   9,020   1,424,709
#*  Impax Laboratories, Inc...........................  29,025   1,087,567
#*  IMS Health Holdings, Inc..........................  11,135     257,441
#*  Incyte Corp.......................................   4,323     305,031
#*  InfuSystems Holdings, Inc.........................   6,961      19,491
*   Inogen, Inc.......................................   6,718     223,306
#*  Inovio Pharmaceuticals, Inc.......................   3,380      22,578
#*  Insys Therapeutics, Inc...........................   3,050      52,917
*   Integra LifeSciences Holdings Corp................  26,846   1,649,687
*   Interpace Diagnostics Group, Inc..................  16,959       4,579
#*  Intrexon Corp.....................................   4,772     139,056
*   Intuitive Surgical, Inc...........................   1,500     811,275
    Invacare Corp.....................................  64,126     988,182
#*  iRadimed Corp.....................................   3,451      67,122
*   Iridex Corp.......................................   4,733      45,579
#*  Jazz Pharmaceuticals P.L.C........................   4,993     642,799
    Johnson & Johnson.................................  96,154  10,042,324
*   Juniper Pharmaceuticals, Inc......................   5,887      46,743
    Kewaunee Scientific Corp..........................   2,037      34,303
*   Kindred Biosciences, Inc..........................   1,802       5,947
    Kindred Healthcare, Inc........................... 143,054   1,381,902
*   Laboratory Corp. of America Holdings..............  13,263   1,490,098
#   Landauer, Inc.....................................   5,838     178,876
#*  Lannett Co., Inc..................................  22,843     582,725
    LeMaitre Vascular, Inc............................  21,083     307,812
#*  Lexicon Pharmaceuticals, Inc......................   1,986      20,237
*   LHC Group, Inc....................................  23,041     873,715
*   LifePoint Health, Inc.............................  65,822   4,593,717
#*  Ligand Pharmaceuticals, Inc.......................   6,704     670,199
#*  Lipocine, Inc.....................................  18,258     165,417
*   LivaNova P.L.C....................................  14,338     802,641
#*  Luminex Corp......................................  36,061     692,011
*   Magellan Health, Inc..............................  46,070   2,625,990
*   Mallinckrodt P.L.C................................  26,763   1,554,663
*   Masimo Corp.......................................  25,534     938,374

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Mast Therapeutics, Inc.........................  19,471 $     7,788
            McKesson Corp..................................   8,300   1,336,134
(degrees)*  Medcath Corp...................................  19,024          --
#*          Medicines Co. (The)............................  98,819   3,415,185
*           MediciNova, Inc................................  12,083      48,694
*           Medivation, Inc................................   1,212      39,632
*           MEDNAX, Inc....................................  22,381   1,554,584
            Medtronic P.L.C................................  64,363   4,886,439
            Merck & Co., Inc............................... 149,737   7,587,174
#           Meridian Bioscience, Inc.......................  31,340     603,295
*           Merit Medical Systems, Inc.....................  58,164     962,614
*           Misonix, Inc...................................   3,363      25,828
#*          Molina Healthcare, Inc.........................  46,900   2,575,279
*           Momenta Pharmaceuticals, Inc...................  28,579     354,951
*           Mylan NV.......................................  29,257   1,541,551
*           Myriad Genetics, Inc...........................  20,479     798,067
            National HealthCare Corp.......................  15,745     994,297
            National Research Corp. Class A................  14,574     219,922
            National Research Corp. Class B................   2,429      81,639
*           Natus Medical, Inc.............................  33,553   1,183,750
#*          Nektar Therapeutics............................   1,311      17,882
*           Neogen Corp....................................  12,896     672,913
*           Neurocrine Biosciences, Inc....................   4,294     182,710
#*          NuVasive, Inc..................................  34,618   1,596,582
*           Omnicell, Inc..................................  31,387     878,522
#*          OPKO Health, Inc...............................  34,800     279,792
#*          OraSure Technologies, Inc......................  53,934     295,019
*           Orthofix International NV......................  21,098     832,738
#           Owens & Minor, Inc.............................  73,423   2,544,107
#*          Pain Therapeutics, Inc.........................  36,350      58,887
#*          Paratek Pharmaceuticals, Inc...................   1,175      17,179
*           PAREXEL International Corp.....................  20,429   1,306,639
#           Patterson Cos., Inc............................  34,336   1,457,907
            PDL BioPharma, Inc.............................  34,563     108,528
            PerkinElmer, Inc...............................  11,884     574,235
#*          Pernix Therapeutics Holdings, Inc..............   7,231      15,764
            Perrigo Co. P.L.C..............................   5,808     839,721
            Pfizer, Inc.................................... 459,005  13,995,062
*           PharMerica Corp................................  48,026   1,425,892
#           Phibro Animal Health Corp. Class A.............   1,693      56,800
#*          Pozen, Inc.....................................  21,717     142,246
#*          Premier, Inc. Class A..........................   4,153     132,647
*           Prestige Brands Holdings, Inc..................  65,760   3,069,677
#*          Progenics Pharmaceuticals, Inc.................  26,897     112,160
*           ProPhase Labs, Inc.............................   6,052       7,383
*           Providence Service Corp. (The).................  25,896   1,149,782
#*          pSivida Corp...................................   1,745       5,950
            Quality Systems, Inc...........................  29,565     387,597
            Quest Diagnostics, Inc.........................  24,491   1,608,324
#*          Quidel Corp....................................  26,185     446,192
#*          Radius Health, Inc.............................     444      14,221
#*          RadNet, Inc....................................  26,319     157,388
#*          Regeneron Pharmaceuticals, Inc.................   6,200   2,604,558

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
*   Repligen Corp.....................................  15,944 $  353,160
#   ResMed, Inc.......................................   9,600    544,320
*   Rigel Pharmaceuticals, Inc........................ 114,391    314,575
*   RTI Surgical, Inc.................................  91,976    295,243
*   Sagent Pharmaceuticals, Inc.......................  19,546    295,340
*   SciClone Pharmaceuticals, Inc.....................  81,011    647,278
#*  SeaSpine Holdings Corp............................   9,468    136,907
#*  Seattle Genetics, Inc.............................   7,900    260,542
#   Select Medical Holdings Corp...................... 173,513  1,653,579
    Simulations Plus, Inc.............................   8,201     91,113
*   Sirona Dental Systems, Inc........................  15,186  1,614,120
    Span-America Medical Systems, Inc.................   3,229     62,320
*   Spectrum Pharmaceuticals, Inc.....................  26,500    131,440
    St Jude Medical, Inc..............................  25,187  1,331,385
    STERIS P.L.C......................................  28,908  2,001,590
    Stryker Corp......................................   9,409    932,902
*   Sucampo Pharmaceuticals, Inc. Class A.............  22,444    283,917
*   SunLink Health Systems, Inc.......................   1,702      1,191
#*  Supernus Pharmaceuticals, Inc.....................  22,318    253,086
*   Surgical Care Affiliates, Inc.....................  28,726  1,225,738
*   SurModics, Inc....................................  20,429    407,559
*   Symmetry Surgical, Inc............................  18,126    159,871
*   Taro Pharmaceutical Industries, Ltd...............   2,837    413,635
#*  Team Health Holdings, Inc.........................  13,423    548,598
#   Teleflex, Inc.....................................  11,999  1,628,144
#*  Tenet Healthcare Corp.............................  31,779    861,846
#*  Theravance Biopharma, Inc.........................   1,106     18,161
    Thermo Fisher Scientific, Inc.....................  27,682  3,655,685
#*  Tonix Pharmaceuticals Holding Corp................   6,977     33,769
#*  Triple-S Management Corp. Class B.................  40,733    907,939
*   Ultragenyx Pharmaceutical, Inc....................   1,800    101,070
#*  United Therapeutics Corp..........................   5,900    726,762
    UnitedHealth Group, Inc...........................  73,435  8,456,775
    Universal American Corp........................... 145,692    920,773
    Universal Health Services, Inc. Class B...........  12,918  1,455,084
#   US Physical Therapy, Inc..........................  19,095    976,709
    Utah Medical Products, Inc........................   3,989    224,860
#*  Varian Medical Systems, Inc.......................   6,690    516,000
*   Vascular Solutions, Inc...........................  15,654    428,293
*   VCA, Inc..........................................  52,417  2,687,420
#*  Veeva Systems, Inc. Class A.......................   5,650    136,165
#*  Versartis, Inc....................................   3,308     36,851
#*  Vitae Pharmaceuticals, Inc........................   3,835     37,583
*   Vocera Communications, Inc........................   4,113     59,186
*   VWR Corp..........................................   8,830    215,982
*   Waters Corp.......................................   4,744    575,020
*   WellCare Health Plans, Inc........................  38,619  2,934,272
#   West Pharmaceutical Services, Inc.................  16,393    938,007
*   Wright Medical Group NV...........................  47,565    948,922
    Zimmer Biomet Holdings, Inc.......................  10,795  1,071,512
    Zoetis, Inc.......................................  45,040  1,938,972

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Zogenix, Inc......................................   3,721 $     35,275
                                                               ------------
Total Health Care.....................................          278,807,806
                                                               ------------
Industrials -- (13.4%)
#   AAON, Inc.........................................  33,999      731,998
    AAR Corp..........................................  44,341      931,604
    ABM Industries, Inc...............................  80,045    2,403,751
#   Acacia Research Corp..............................  23,571       88,156
*   ACCO Brands Corp.................................. 163,807      994,308
*   Accuride Corp.....................................  47,753       40,160
    Acme United Corp..................................   1,921       26,606
    Actuant Corp. Class A.............................  67,984    1,582,668
#   Acuity Brands, Inc................................   4,829      977,534
#   ADT Corp. (The)................................... 221,287    6,545,669
#   Advanced Drainage Systems, Inc....................  11,360      256,509
*   Advisory Board Co. (The)..........................  34,047    1,558,331
*   AECOM............................................. 168,366    4,619,963
*   Aegion Corp.......................................  64,473    1,162,448
*   AeroCentury Corp..................................   1,149       12,432
#*  Aerojet Rocketdyne Holdings, Inc..................  24,393      401,265
#*  Aerovironment, Inc................................  37,110      946,676
#   AGCO Corp......................................... 113,349    5,528,031
#   Air Industries Group..............................   1,000        7,180
#   Air Lease Corp.................................... 152,477    3,927,808
*   Air Transport Services Group, Inc................. 105,409    1,025,630
    Aircastle, Ltd....................................  31,255      536,648
    Alamo Group, Inc..................................  14,985      794,655
    Alaska Air Group, Inc.............................  43,195    3,040,928
#   Albany International Corp. Class A................  31,464    1,067,259
    Allegiant Travel Co...............................   8,461    1,357,737
    Allegion P.L.C....................................  10,433      631,822
    Allied Motion Technologies, Inc...................  16,102      314,633
    Allison Transmission Holdings, Inc................  70,072    1,667,013
    Altra Industrial Motion Corp......................  47,958    1,077,137
    AMERCO............................................  19,095    7,001,182
*   Ameresco, Inc. Class A............................  16,686       90,939
    American Airlines Group, Inc......................  40,944    1,596,407
    American Railcar Industries, Inc..................  23,316    1,058,546
#   American Science & Engineering, Inc...............   9,213      330,655
#*  American Superconductor Corp......................   1,238        7,762
*   American Woodmark Corp............................  20,886    1,441,134
    AMETEK, Inc.......................................  24,074    1,132,682
*   AMREP Corp........................................   6,528       25,590
#   AO Smith Corp.....................................  15,188    1,060,882
    Apogee Enterprises, Inc...........................  30,486    1,212,733
#   Applied Industrial Technologies, Inc..............  47,855    1,839,546
*   ARC Document Solutions, Inc.......................  72,114      266,101
    ArcBest Corp......................................  28,900      593,317
    Argan, Inc........................................  32,702      984,984
#*  Armstrong World Industries, Inc...................  36,764    1,422,032
#*  Arotech Corp......................................   3,519        7,284
    Astec Industries, Inc.............................  35,090    1,308,857
*   Astronics Corp....................................   9,740      314,018

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Astronics Corp. Class B...........................   5,598 $  181,515
*   Atlas Air Worldwide Holdings, Inc.................  42,729  1,569,436
*   Avalon Holdings Corp. Class A.....................     700      1,173
*   Avis Budget Group, Inc............................  75,362  1,979,760
    AZZ, Inc..........................................  26,957  1,387,746
#   B/E Aerospace, Inc................................  14,140    571,963
*   Babcock & Wilcox Enterprises, Inc.................  41,800    863,170
    Barnes Group, Inc.................................  81,618  2,653,401
#   Barrett Business Services, Inc....................   4,886    191,385
*   Beacon Roofing Supply, Inc........................  54,616  2,211,948
*   Blount International, Inc.........................  72,689    676,008
*   Blue Bird Corp....................................     642      6,292
*   BlueLinx Holdings, Inc............................  61,893     24,138
*   BMC Stock Holdings, Inc...........................   9,293    133,540
    Brady Corp. Class A...............................  61,259  1,374,652
#   Briggs & Stratton Corp............................  68,544  1,347,575
    Brink's Co. (The).................................  42,906  1,261,436
#*  Broadwind Energy, Inc.............................      70        151
#*  Builders FirstSource, Inc.........................  54,400    436,832
    BWX Technologies, Inc.............................  44,725  1,339,067
*   CAI International, Inc............................  25,760    161,000
    Carlisle Cos., Inc................................  17,264  1,444,652
*   Casella Waste Systems, Inc. Class A...............  25,569    152,136
#   Caterpillar, Inc..................................  60,984  3,795,644
*   CBIZ, Inc.........................................  95,977    969,368
    CDI Corp..........................................  23,674    121,684
    CEB, Inc..........................................  15,517    915,193
    CECO Environmental Corp...........................  22,014    171,709
    Celadon Group, Inc................................  49,176    390,457
*   Chart Industries, Inc.............................  40,744    660,460
#   Chicago Bridge & Iron Co. NV...................... 108,090  4,196,054
    Chicago Rivet & Machine Co........................     855     20,550
    Cintas Corp.......................................  14,003  1,203,138
    CIRCOR International, Inc.........................  21,766    772,475
*   Civeo Corp........................................  83,510     90,191
#   CLARCOR, Inc......................................  34,402  1,612,078
#*  Clean Harbors, Inc................................  40,125  1,777,939
#*  Colfax Corp.......................................  91,712  2,030,504
    Columbus McKinnon Corp............................  29,638    423,823
    Comfort Systems USA, Inc..........................  54,138  1,534,271
*   Command Security Corp.............................   5,329     13,269
*   Commercial Vehicle Group, Inc.....................  31,240     96,844
    Compx International, Inc..........................   2,522     25,472
*   Continental Building Products, Inc................  48,590    725,935
*   Continental Materials Corp........................      73        774
#   Copa Holdings SA Class A..........................  18,567    874,506
*   Copart, Inc.......................................  36,598  1,226,399
#   Covanta Holding Corp.............................. 154,272  2,181,406
*   Covenant Transportation Group, Inc. Class A.......  27,156    530,357
*   CPI Aerostructures, Inc...........................   8,398     73,566
*   CRA International, Inc............................  10,386    193,491
    Crane Co..........................................  32,003  1,528,463
    CSX Corp.......................................... 240,615  5,538,957

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Cubic Corp........................................  34,279 $1,369,789
    Cummins, Inc......................................  16,940  1,522,737
    Curtiss-Wright Corp...............................  46,175  3,186,075
    Danaher Corp......................................  40,274  3,489,742
#   Deere & Co........................................  24,279  1,869,726
    Delta Air Lines, Inc..............................  79,618  3,526,281
#   Deluxe Corp.......................................  24,066  1,345,289
*   DigitalGlobe, Inc.................................  91,340  1,196,554
#   Donaldson Co., Inc................................  26,877    757,394
    Douglas Dynamics, Inc.............................  53,911  1,070,672
    Dover Corp........................................  31,123  1,819,139
*   Ducommun, Inc.....................................  11,679    172,849
    Dun & Bradstreet Corp. (The)......................   4,926    484,817
*   DXP Enterprises, Inc..............................  18,365    287,963
*   Dycom Industries, Inc.............................  44,780  2,967,123
    Dynamic Materials Corp............................  18,473    112,870
    Eastern Co. (The).................................   4,628     76,871
    Eaton Corp. P.L.C.................................  65,401  3,303,405
#*  Echo Global Logistics, Inc........................  34,880    767,709
    Ecology and Environment, Inc. Class A.............   2,769     27,496
    EMCOR Group, Inc..................................  65,775  3,005,917
    Emerson Electric Co...............................  31,243  1,436,553
    Encore Wire Corp..................................  27,479  1,022,494
#*  Energy Recovery, Inc..............................  44,908    278,430
    EnerSys...........................................  45,082  2,183,321
    Engility Holdings, Inc............................  20,775    280,670
    Ennis, Inc........................................  43,970    878,081
    EnPro Industries, Inc.............................  21,572    959,307
    EnviroStar, Inc...................................   1,100      4,268
    Equifax, Inc......................................  11,845  1,253,201
    ESCO Technologies, Inc............................  39,969  1,376,133
    Espey Manufacturing & Electronics Corp............   3,027     74,464
    Essendant, Inc....................................  55,093  1,645,077
*   Esterline Technologies Corp.......................  25,958  2,043,154
#   Expeditors International of Washington, Inc.......  10,482    472,948
    Exponent, Inc.....................................  18,982    973,966
#   Fastenal Co.......................................  11,751    476,621
    Federal Signal Corp............................... 123,573  1,827,645
    FedEx Corp........................................  24,829  3,299,278
#   Flowserve Corp....................................  18,900    730,296
    Fluor Corp........................................  27,604  1,239,144
#   Fortune Brands Home & Security, Inc...............  26,875  1,305,856
    Forward Air Corp..................................  32,077  1,384,443
*   Franklin Covey Co.................................  24,797    439,155
    Franklin Electric Co., Inc........................  37,816  1,031,620
    FreightCar America, Inc...........................  22,600    430,530
*   FTI Consulting, Inc...............................  87,706  2,972,356
*   Fuel Tech, Inc....................................  26,879     48,382
*   Furmanite Corp....................................  40,776    213,666
    G&K Services, Inc. Class A........................  22,919  1,475,525
#   GATX Corp.........................................  50,833  2,083,136
#*  Genco Shipping & Trading, Ltd.....................   2,511      2,536
*   Gencor Industries, Inc............................   4,926     58,078

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Generac Holdings, Inc.............................  13,155 $   373,865
#   General Cable Corp................................ 104,770   1,227,904
    General Dynamics Corp.............................  22,257   2,977,319
    General Electric Co............................... 495,893  14,430,486
#*  Genesee & Wyoming, Inc. Class A...................  35,145   1,742,489
*   Gibraltar Industries, Inc.........................  47,930   1,018,033
    Global Brass & Copper Holdings, Inc...............  17,000     352,070
    Global Power Equipment Group, Inc.................  15,716      41,176
#*  Golden Ocean Group, Ltd...........................  63,354      47,078
*   Goldfield Corp. (The).............................   3,121       3,995
#   Gorman-Rupp Co. (The).............................  27,779     706,142
*   GP Strategies Corp................................  29,416     711,573
#   Graco, Inc........................................   9,274     674,034
    Graham Corp.......................................  12,910     223,343
    Granite Construction, Inc.........................  57,384   2,216,744
*   Great Lakes Dredge & Dock Corp....................  79,978     275,124
#   Greenbrier Cos., Inc. (The).......................  32,885     850,406
#   Griffon Corp......................................  69,548   1,055,739
    H&E Equipment Services, Inc.......................  55,865     650,827
    Hardinge, Inc.....................................  14,831     130,958
    Harsco Corp.......................................  83,219     535,930
*   Hawaiian Holdings, Inc............................  67,594   2,379,985
#*  HC2 Holdings, Inc.................................   3,645      13,851
*   HD Supply Holdings, Inc...........................  25,751     676,479
#   Healthcare Services Group, Inc....................   7,001     247,625
#   Heartland Express, Inc............................  87,210   1,495,652
    HEICO Corp........................................   8,957     498,905
    HEICO Corp. Class A...............................  13,054     605,706
    Heidrick & Struggles International, Inc...........  28,816     759,590
*   Heritage-Crystal Clean, Inc.......................   3,642      34,745
    Herman Miller, Inc................................  54,396   1,393,626
*   Hertz Global Holdings, Inc........................ 274,552   2,492,932
#   Hexcel Corp.......................................  30,570   1,264,987
*   Hill International, Inc...........................  63,099     213,275
    Hillenbrand, Inc..................................  59,900   1,622,092
    HNI Corp..........................................  44,989   1,530,526
    Honeywell International, Inc......................  22,922   2,365,550
    Houston Wire & Cable Co...........................  25,592     141,012
*   Hub Group, Inc. Class A...........................  56,510   1,721,860
    Hubbell, Inc......................................  10,230     925,099
*   Hudson Global, Inc................................  34,265      92,516
    Huntington Ingalls Industries, Inc................  19,040   2,434,835
    Hurco Cos., Inc...................................  12,670     342,090
*   Huron Consulting Group, Inc.......................  26,943   1,511,772
    Hyster-Yale Materials Handling, Inc...............  14,948     776,399
*   ICF International, Inc............................  29,823   1,020,245
    IDEX Corp.........................................  16,694   1,210,482
*   IHS, Inc. Class A.................................   4,370     457,189
    Illinois Tool Works, Inc..........................  13,917   1,253,504
    Ingersoll-Rand P.L.C..............................  33,043   1,700,723
#*  InnerWorkings, Inc................................  51,402     362,898
*   Innovative Solutions & Support, Inc...............  16,826      44,421
    Insperity, Inc....................................  26,992   1,212,751

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Insteel Industries, Inc...........................  27,133 $  665,030
*   Integrated Electrical Services, Inc...............  15,111    185,412
    Interface, Inc....................................  40,865    690,210
#*  Intersections, Inc................................  18,573     48,104
    ITT Corp..........................................  53,760  1,744,512
*   Jacobs Engineering Group, Inc.....................  95,080  3,729,988
    JB Hunt Transport Services, Inc...................  10,031    729,254
*   JetBlue Airways Corp.............................. 413,533  8,812,388
    John Bean Technologies Corp.......................  19,647    900,029
#   Joy Global, Inc...................................  48,576    484,303
    Kadant, Inc.......................................   1,953     75,796
#   Kaman Corp........................................  33,767  1,345,277
#   Kansas City Southern..............................  46,489  3,295,140
    KAR Auction Services, Inc......................... 104,916  3,506,293
    KBR, Inc..........................................  67,381    960,853
    Kelly Services, Inc. Class A......................  52,333    867,681
    Kelly Services, Inc. Class B......................     700     11,442
    Kennametal, Inc...................................  96,322  1,704,899
*   Key Technology, Inc...............................   5,258     38,121
    Kforce, Inc.......................................  42,117    939,209
    Kimball International, Inc. Class B...............  59,298    571,633
#*  Kirby Corp........................................  81,453  4,125,594
#*  KLX, Inc..........................................  42,074  1,229,823
#   Knight Transportation, Inc........................ 116,835  2,858,952
    Knoll, Inc........................................  49,449    907,389
    Korn/Ferry International..........................  57,084  1,758,758
#*  Kratos Defense & Security Solutions, Inc..........  94,100    300,179
    L-3 Communications Holdings, Inc..................  22,163  2,589,525
#   Landstar System, Inc..............................  17,802  1,022,013
*   Lawson Products, Inc..............................   8,745    169,478
#*  Layne Christensen Co..............................  24,719    126,561
    LB Foster Co. Class A.............................  13,222    152,450
#   Lennox International, Inc.........................   7,521    901,166
#   Lincoln Electric Holdings, Inc....................  29,483  1,569,675
#   Lindsay Corp......................................   6,903    485,557
*   LMI Aerospace, Inc................................  24,010    236,979
    LS Starrett Co. (The) Class A.....................   8,044     77,464
    LSI Industries, Inc...............................  39,855    459,927
*   Lydall, Inc.......................................  20,153    569,322
#*  Manitex International, Inc........................   3,300     16,830
    Manitowoc Co., Inc. (The)......................... 109,640  1,725,734
    ManpowerGroup, Inc................................  25,939  1,980,443
    Marten Transport, Ltd.............................  38,690    649,218
    Masco Corp........................................  60,333  1,592,188
*   MasTec, Inc....................................... 126,885  1,959,104
*   Mastech Holdings, Inc.............................     991      6,630
    Matson, Inc.......................................  57,986  2,343,214
#   Matthews International Corp. Class A..............  31,131  1,553,748
    McGrath RentCorp..................................  34,399    839,680
*   Meritor, Inc......................................  43,358    296,135
*   MFRI, Inc.........................................   5,730     36,672
#*  Middleby Corp. (The)..............................   8,567    774,114
    Miller Industries, Inc............................  15,090    324,284

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Mistras Group, Inc................................  35,704 $  806,553
#   Mobile Mini, Inc..................................  76,473  1,982,180
*   Moog, Inc. Class A................................  44,156  2,045,747
*   Moog, Inc. Class B................................   2,977    134,114
#*  MRC Global, Inc................................... 133,390  1,340,570
    MSA Safety, Inc...................................  30,253  1,294,828
#   MSC Industrial Direct Co., Inc. Class A...........  28,847  1,869,574
    Mueller Industries, Inc...........................  72,530  1,845,889
    Mueller Water Products, Inc. Class A.............. 191,686  1,573,742
    Multi-Color Corp..................................  20,797  1,310,835
*   MYR Group, Inc....................................  36,938    739,129
#   National Presto Industries, Inc...................   7,418    586,690
*   Navigant Consulting, Inc..........................  78,991  1,247,268
*   NCI Building Systems, Inc.........................   4,500     46,710
    Nielsen Holdings P.L.C............................  40,307  1,941,185
*   NL Industries, Inc................................  41,564     86,453
#   NN, Inc...........................................  45,298    549,012
#   Nordson Corp......................................  12,448    752,233
    Norfolk Southern Corp.............................  60,802  4,286,541
*   Nortek, Inc.......................................     837     32,635
    Northrop Grumman Corp.............................  13,622  2,520,887
*   Northwest Pipe Co.................................  13,889    132,918
#*  NOW, Inc..........................................  25,701    348,506
*   NV5 Global, Inc...................................   7,511    142,559
#*  Old Dominion Freight Line, Inc....................  59,282  3,250,432
#   Omega Flex, Inc...................................   4,638    137,285
*   On Assignment, Inc................................  49,683  1,920,248
    Orbital ATK, Inc..................................  45,865  4,138,399
#*  Orion Energy Systems, Inc.........................  23,165     47,025
#*  Orion Marine Group, Inc...........................  24,325     87,813
#   Oshkosh Corp...................................... 116,465  3,835,192
    Owens Corning..................................... 137,290  6,341,425
#   PACCAR, Inc.......................................  36,491  1,790,613
*   PAM Transportation Services, Inc..................  10,506    271,370
    Park-Ohio Holdings Corp...........................  23,531    671,339
    Parker-Hannifin Corp..............................  18,734  1,820,195
*   Patrick Industries, Inc...........................  29,896  1,044,865
*   Patriot Transportation Holding, Inc...............   2,586     57,823
*   Pendrell Corp.....................................  45,689     24,667
#   Pentair P.L.C.....................................  35,552  1,675,210
*   Performant Financial Corp.........................  54,745     93,614
*   Perma-Fix Environmental Services..................   2,877     10,818
*   PGT, Inc..........................................  73,676    722,025
#   Pitney Bowes, Inc.................................  29,803    583,543
#*  Ply Gem Holdings, Inc.............................  19,515    194,565
    Powell Industries, Inc............................  16,009    400,865
#*  Power Solutions International, Inc................   2,041     24,390
*   PowerSecure International, Inc....................  33,878    371,980
    Precision Castparts Corp..........................   9,355  2,197,957
    Preformed Line Products Co........................   6,010    227,298
#   Primoris Services Corp............................  59,580  1,214,836
#*  Proto Labs, Inc...................................   1,950    107,231
    Providence and Worcester Railroad Co..............   2,562     33,306

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Quad/Graphics, Inc................................  17,107 $  172,439
    Quanex Building Products Corp.....................  54,916  1,016,495
*   Quanta Services, Inc.............................. 138,335  2,586,864
*   Radiant Logistics, Inc............................  42,979    142,260
#   Raven Industries, Inc.............................  45,697    685,912
    Raytheon Co.......................................  17,714  2,271,643
#*  RBC Bearings, Inc.................................  15,632    927,447
    RCM Technologies, Inc.............................  12,068     59,978
    Regal Beloit Corp.................................  42,252  2,374,985
#*  Republic Airways Holdings, Inc....................  59,559    126,861
    Republic Services, Inc............................ 112,711  4,925,471
    Resources Connection, Inc.........................  54,127    817,859
*   Rexnord Corp......................................  83,547  1,367,664
*   Roadrunner Transportation Systems, Inc............  42,659    337,859
    Robert Half International, Inc....................  13,085    572,730
#   Rockwell Automation, Inc..........................  12,800  1,223,296
#   Rockwell Collins, Inc.............................  12,550  1,015,044
    Rollins, Inc......................................  25,198    694,205
#   Roper Technologies, Inc...........................   7,010  1,231,447
*   RPX Corp..........................................  80,453    931,646
#   RR Donnelley & Sons Co............................  73,268  1,023,554
*   Rush Enterprises, Inc. Class A....................  37,233    711,150
*   Rush Enterprises, Inc. Class B....................   4,506     84,623
#   Ryder System, Inc.................................  93,137  4,952,094
*   Saia, Inc.........................................  36,687    784,735
#*  Sensata Technologies Holding NV...................   7,532    276,424
    Servotronics, Inc.................................   1,499     11,205
*   SIFCO Industries, Inc.............................   4,888     37,882
    Simpson Manufacturing Co., Inc....................  48,444  1,580,728
#   SkyWest, Inc......................................  65,489    983,645
*   SL Industries, Inc................................   9,000    270,000
    Snap-on, Inc......................................  11,787  1,904,308
#*  SolarCity Corp....................................   2,690     95,899
    Southwest Airlines Co............................. 122,752  4,617,930
#*  SP Plus Corp......................................  22,089    495,898
*   Sparton Corp......................................  13,779    236,172
*   Spirit Aerosystems Holdings, Inc. Class A.........  24,712  1,047,789
#*  Spirit Airlines, Inc..............................  39,053  1,632,415
    SPX Corp..........................................  18,968    176,402
*   SPX FLOW, Inc.....................................  18,968    452,197
    Standex International Corp........................  15,734  1,136,309
    Stanley Black & Decker, Inc.......................  36,884  3,479,637
    Steelcase, Inc. Class A...........................  83,091  1,060,241
*   Stericycle, Inc...................................   4,838    582,253
#*  Sterling Construction Co., Inc....................  28,195    151,689
#   Sun Hydraulics Corp...............................  17,239    438,905
    Supreme Industries, Inc. Class A..................   9,289     54,062
#*  Swift Transportation Co...........................  32,153    524,415
    TAL International Group, Inc......................  57,171    644,889
#*  Taser International, Inc..........................  20,936    322,205
#*  Team, Inc.........................................  26,242    629,808
*   Teledyne Technologies, Inc........................  25,941  2,107,706
    Tennant Co........................................  13,828    748,233

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Terex Corp........................................  43,374 $  971,578
    Tetra Tech, Inc...................................  89,950  2,382,775
#   Textainer Group Holdings, Ltd.....................  51,126    544,492
    Textron, Inc......................................  46,733  1,599,203
*   Thermon Group Holdings, Inc.......................  30,397    511,278
    Timken Co. (The)..................................  54,069  1,435,532
    Titan International, Inc..........................  80,196    240,588
*   Titan Machinery, Inc..............................  23,132    196,391
    Toro Co. (The)....................................   7,800    581,256
#*  TransDigm Group, Inc..............................   4,939  1,109,941
*   TRC Cos., Inc.....................................  41,081    362,745
*   Trex Co., Inc.....................................  14,075    528,657
*   TriMas Corp.......................................  40,593    701,853
#*  TriNet Group, Inc.................................   8,457    125,164
    Trinity Industries, Inc........................... 248,871  5,330,817
    Triumph Group, Inc................................  62,688  1,598,544
*   TrueBlue, Inc.....................................  48,807  1,114,752
*   Tutor Perini Corp.................................  84,118  1,111,199
    Twin Disc, Inc....................................  17,482    199,994
    Tyco International P.L.C..........................  26,880    924,403
*   Ultralife Corp....................................  19,727    111,063
    UniFirst Corp.....................................  16,645  1,752,719
    Union Pacific Corp................................  83,333  5,999,976
*   United Continental Holdings, Inc..................  39,975  1,929,993
#*  United Rentals, Inc...............................  34,010  1,629,419
#   United Technologies Corp..........................  68,756  6,029,214
    Universal Forest Products, Inc....................  24,932  1,717,565
    Universal Truckload Services, Inc.................  19,431    250,854
#   US Ecology, Inc...................................  21,849    742,211
*   USA Truck, Inc....................................  16,095    260,256
#*  USG Corp..........................................  27,624    494,193
    Valmont Industries, Inc...........................  16,675  1,777,388
*   Vectrus, Inc......................................   6,429    127,037
#*  Verisk Analytics, Inc.............................  12,650    923,450
#*  Veritiv Corp......................................   3,491    107,697
*   Versar, Inc.......................................   7,645     19,877
    Viad Corp.........................................  30,419    896,448
*   Vicor Corp........................................  23,646    198,626
*   Virco Manufacturing Corp..........................  21,636     67,072
*   Volt Information Sciences, Inc....................  24,400    187,148
    VSE Corp..........................................   8,114    486,840
*   Wabash National Corp.............................. 109,822  1,214,631
*   WABCO Holdings, Inc...............................   8,765    785,782
#   Wabtec Corp.......................................  11,888    760,238
    Waste Connections, Inc............................  82,431  4,943,387
    Waste Management, Inc.............................  23,011  1,218,432
    Watsco, Inc.......................................  11,375  1,321,889
    Watsco, Inc. Class B..............................   1,205    140,099
    Watts Water Technologies, Inc. Class A............  30,800  1,517,516
    Werner Enterprises, Inc........................... 105,853  2,556,350
#*  Wesco Aircraft Holdings, Inc...................... 145,903  1,647,245
#*  WESCO International, Inc..........................  47,770  1,928,953
    West Corp.........................................  24,401    441,902

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
*   Willdan Group, Inc................................  10,493 $     89,820
*   Willis Lease Finance Corp.........................   8,183      144,921
    Woodward, Inc.....................................  37,606    1,737,021
#   WW Grainger, Inc..................................   7,963    1,566,242
*   Xerium Technologies, Inc..........................   6,868       61,675
#*  XPO Logistics, Inc................................  50,693    1,158,335
    Xylem, Inc........................................  31,203    1,121,748
*   YRC Worldwide, Inc................................  19,618      202,850
                                                               ------------
Total Industrials.....................................          503,358,690
                                                               ------------
Information Technology -- (12.9%)
#*  3D Systems Corp...................................  11,613       93,020
*   ACI Worldwide, Inc................................  48,609      870,101
    Activision Blizzard, Inc.......................... 213,323    7,427,907
*   Actua Corp........................................  83,565      790,525
*   Acxiom Corp.......................................  80,527    1,505,855
*   ADDvantage Technologies Group, Inc................   7,160       12,530
    ADTRAN, Inc.......................................  66,195    1,202,101
*   Advanced Energy Industries, Inc...................  31,633      888,255
*   Aehr Test Systems.................................   2,692        3,688
*   Agilysys, Inc.....................................  36,408      360,439
*   Akamai Technologies, Inc..........................  14,301      652,412
#*  Alliance Data Systems Corp........................   6,894    1,377,352
#*  Alliance Fiber Optic Products, Inc................  25,750      370,027
*   Alpha & Omega Semiconductor, Ltd..................  13,555      129,450
*   Alphabet, Inc. Class A............................   8,586    6,536,951
*   Alphabet, Inc. Class C............................   9,143    6,792,792
    Amdocs, Ltd.......................................  14,311      783,384
    American Software, Inc. Class A...................  27,809      270,582
*   Amkor Technology, Inc............................. 240,878    1,478,991
    Amphenol Corp. Class A............................  27,236    1,350,089
*   Amtech Systems, Inc...............................  10,390       58,911
*   ANADIGICS, Inc....................................  47,465       32,756
    Analog Devices, Inc...............................  22,199    1,195,638
*   Angie's List, Inc.................................  15,392      130,678
*   Anixter International, Inc........................  28,218    1,395,098
*   ANSYS, Inc........................................   6,875      606,306
    Apple, Inc........................................ 320,073   31,155,906
    Applied Materials, Inc............................  70,077    1,236,859
#*  Arista Networks, Inc..............................   8,033      482,221
#*  ARRIS International P.L.C......................... 116,555    2,968,656
*   Arrow Electronics, Inc............................ 121,779    6,283,796
#*  Aspen Technology, Inc.............................  11,589      375,947
    Astro-Med, Inc....................................   7,311      114,710
    Atmel Corp........................................  61,833      498,374
*   Autobytel, Inc....................................   2,224       40,588
#*  Autodesk, Inc.....................................  10,099      472,835
#   Avago Technologies, Ltd...........................  14,754    1,972,757
*   AVG Technologies NV...............................  28,436      536,587
*   Aviat Networks, Inc...............................  53,893       39,730
#*  Avid Technology, Inc..............................  27,756      197,068
    Avnet, Inc........................................ 123,117    4,914,831
#   AVX Corp.......................................... 149,025    1,710,807

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Aware, Inc........................................  18,447 $   54,603
*   Axcelis Technologies, Inc......................... 170,998    448,015
*   AXT, Inc..........................................  60,792    152,588
#   Badger Meter, Inc.................................  17,934  1,001,255
*   Bankrate, Inc.....................................  76,096    870,538
#*  Barracuda Networks, Inc...........................   6,319     66,855
#   Bel Fuse, Inc. Class A............................   3,300     45,177
    Bel Fuse, Inc. Class B............................  13,834    209,862
    Belden, Inc.......................................   8,914    380,806
*   Benchmark Electronics, Inc........................  77,718  1,632,078
#*  Benefitfocus, Inc.................................   1,059     30,880
    Black Box Corp....................................  25,515    194,424
    Blackbaud, Inc....................................  18,179  1,117,645
*   Blackhawk Network Holdings, Inc...................  37,775  1,423,740
*   Blucora, Inc......................................  51,074    440,769
    Booz Allen Hamilton Holding Corp..................  20,056    567,384
#*  Bottomline Technologies de, Inc...................  22,107    637,124
    Broadcom Corp. Class A............................   3,300    180,411
    Broadridge Financial Solutions, Inc...............  24,825  1,329,627
*   BroadVision, Inc..................................   4,752     26,849
    Brocade Communications Systems, Inc............... 420,464  3,355,303
    Brooks Automation, Inc............................ 115,107  1,096,970
*   BSQUARE Corp......................................  20,117    123,720
    CA, Inc...........................................  64,564  1,854,924
*   Cabot Microelectronics Corp.......................  29,437  1,196,320
*   CACI International, Inc. Class A..................  35,115  2,917,003
*   Cadence Design Systems, Inc.......................  32,200    629,832
*   CalAmp Corp.......................................  25,434    432,378
*   Calix, Inc........................................  83,227    639,183
*   Carbonite, Inc....................................   4,391     39,387
#*  Cardtronics, Inc..................................  51,033  1,572,327
*   Cartesian, Inc....................................   1,166      2,274
*   Cascade Microtech, Inc............................  20,734    328,634
#   Cass Information Systems, Inc.....................  13,328    678,395
#*  Cavium, Inc.......................................   2,400    138,648
    CDW Corp..........................................  27,749  1,066,949
*   Ceva, Inc.........................................  27,653    640,167
    Checkpoint Systems, Inc...........................  51,633    334,582
*   CIBER, Inc........................................ 156,557    508,810
#*  Ciena Corp........................................  37,382    664,278
#*  Cimpress NV.......................................   8,368    657,055
*   Cirrus Logic, Inc.................................  76,529  2,657,087
    Cisco Systems, Inc................................ 372,769  8,868,175
*   Citrix Systems, Inc...............................   8,516    600,037
#*  Clearfield, Inc...................................   8,316    123,077
#   Cognex Corp.......................................  19,934    642,871
*   Coherent, Inc.....................................  25,728  1,988,003
    Cohu, Inc.........................................  38,296    463,765
#*  CommScope Holding Co., Inc........................  75,958  1,702,978
    Communications Systems, Inc.......................  13,122     94,741
*   CommVault Systems, Inc............................   4,816    180,696
    Computer Sciences Corp............................  74,368  2,384,982
    Computer Task Group, Inc..........................  19,188    113,401

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Comtech Telecommunications Corp...................  29,590 $  577,597
    Concurrent Computer Corp..........................   7,430     37,596
*   Constant Contact, Inc.............................  11,895    376,001
#   Convergys Corp.................................... 126,940  3,102,414
*   CoreLogic, Inc....................................  52,915  1,889,065
    Corning, Inc...................................... 169,173  3,148,310
*   CoStar Group, Inc.................................   2,195    384,937
*   Covisint Corp.....................................  19,447     41,033
*   Cray, Inc.........................................  22,481    885,527
#*  Cree, Inc.........................................  76,677  2,149,256
#   CSG Systems International, Inc....................  38,268  1,337,084
    CSP, Inc..........................................   2,269     12,706
    CSRA, Inc.........................................  28,653    767,327
    CTS Corp..........................................  37,499    590,609
*   CyberOptics Corp..................................   7,973     69,764
#   Cypress Semiconductor Corp........................ 171,070  1,344,610
#   Daktronics, Inc...................................  55,999    449,672
*   Datalink Corp.....................................  34,684    249,031
#*  Demand Media, Inc.................................  40,535    204,296
#*  Determine, Inc....................................     628      1,526
*   DHI Group, Inc....................................  93,277    868,409
#   Diebold, Inc......................................  39,956  1,107,580
*   Digi International, Inc...........................  34,363    313,391
#*  Digimarc Corp.....................................   4,566    163,371
*   Diodes, Inc.......................................  50,943    974,540
#   Dolby Laboratories, Inc. Class A..................  32,306  1,163,339
*   DSP Group, Inc....................................  32,163    307,800
    DST Systems, Inc..................................  23,034  2,428,014
*   DTS, Inc..........................................  27,622    615,418
    EarthLink Holdings Corp........................... 166,795    987,426
*   eBay, Inc.........................................  38,237    897,040
#   Ebix, Inc.........................................  29,521  1,007,257
*   EchoStar Corp. Class A............................  56,420  1,982,035
*   Edgewater Technology, Inc.........................   8,479     66,051
    Electro Rent Corp.................................  33,478    292,598
*   Electro Scientific Industries, Inc................  48,907    295,398
#*  Electronic Arts, Inc..............................  19,023  1,227,840
*   Electronics for Imaging, Inc......................  46,192  1,911,425
#*  Ellie Mae, Inc....................................   2,429    169,617
*   eMagin Corp.......................................   7,098      9,653
    EMC Corp.......................................... 139,624  3,458,486
*   Emcore Corp.......................................  38,308    232,146
#*  Endurance International Group Holdings, Inc.......  15,405    141,418
#*  EnerNOC, Inc......................................  38,787    203,632
*   Entegris, Inc..................................... 160,230  1,868,282
*   Envestnet, Inc....................................   6,540    153,363
*   EPAM Systems, Inc.................................  14,810  1,109,269
    Epiq Systems, Inc.................................  48,576    608,172
*   ePlus, Inc........................................   8,798    833,259
*   Euronet Worldwide, Inc............................  18,216  1,453,090
*   Everi Holdings, Inc............................... 117,052    328,916
*   Everyday Health, Inc..............................     902      4,149
*   Exar Corp.........................................  58,619    322,404

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   ExlService Holdings, Inc..........................  23,547 $1,028,062
*   Extreme Networks, Inc............................. 102,706    283,469
#*  F5 Networks, Inc..................................   3,400    318,852
*   Fabrinet..........................................  47,575  1,185,093
    Fair Isaac Corp...................................   7,907    755,672
*   Fairchild Semiconductor International, Inc........ 188,162  3,855,439
*   FalconStor Software, Inc..........................  29,232     54,372
#*  FARO Technologies, Inc............................  11,514    295,564
#   FEI Co............................................  10,319    747,612
    Fidelity National Information Services, Inc.......  22,392  1,337,474
#*  Finisar Corp...................................... 157,850  2,004,695
#*  FireEye, Inc......................................  10,918    153,835
*   First Solar, Inc..................................  69,538  4,774,479
*   Fiserv, Inc.......................................  26,901  2,543,759
#*  FleetCor Technologies, Inc........................   6,693    822,168
*   Flextronics International, Ltd.................... 100,941  1,057,862
    FLIR Systems, Inc.................................  87,063  2,545,722
*   FormFactor, Inc................................... 101,657    844,770
    Forrester Research, Inc...........................  15,966    510,433
#*  Fortinet, Inc.....................................   7,132    200,694
*   Frequency Electronics, Inc........................   8,185     72,683
*   Gartner, Inc......................................   8,459    743,462
*   Genpact, Ltd......................................  68,917  1,648,495
*   GigOptix, Inc.....................................  18,307     57,118
#   Global Payments, Inc..............................  29,950  1,765,552
    GlobalScape, Inc..................................   2,198      7,473
#*  Glu Mobile, Inc...................................  30,123     66,572
#*  GrubHub, Inc......................................   9,967    187,878
*   GSE Systems, Inc..................................  26,843     56,639
*   GSI Group, Inc....................................  42,534    525,720
#*  GSI Technology, Inc...............................  17,271     59,585
#*  GTT Communications, Inc...........................  18,132    269,985
#*  Guidewire Software, Inc...........................   5,703    313,893
    Hackett Group, Inc. (The).........................  46,964    693,658
*   Harmonic, Inc..................................... 150,305    496,006
    Harris Corp.......................................  20,282  1,763,926
    Heartland Payment Systems, Inc....................  25,924  2,387,082
    Hewlett Packard Enterprise Co..................... 268,806  3,698,771
*   Higher One Holdings, Inc..........................   2,848      9,940
    HP, Inc........................................... 178,413  1,732,390
#*  Hutchinson Technology, Inc........................  52,713    195,038
    IAC/InterActiveCorp...............................  47,781  2,481,745
*   ID Systems, Inc...................................   8,720     34,967
#*  Identiv, Inc......................................   4,291      8,153
*   IEC Electronics Corp..............................   7,468     25,167
*   II-VI, Inc........................................  60,262  1,253,450
*   Imation Corp......................................  39,287     32,989
*   Immersion Corp....................................  21,510    182,405
#*  Infinera Corp.....................................  49,662    760,822
    Ingram Micro, Inc. Class A........................ 174,359  4,916,924
*   Innodata, Inc.....................................  21,458     51,714
*   Inphi Corp........................................  23,122    641,635
*   Insight Enterprises, Inc..........................  64,391  1,521,559

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Integrated Device Technology, Inc.................  60,517 $ 1,541,973
    Intel Corp........................................ 578,019  17,930,149
#   InterDigital, Inc.................................  39,158   1,763,676
*   Internap Corp.....................................  84,980     328,023
    Intersil Corp. Class A............................ 147,971   1,923,623
*   inTEST Corp.......................................   2,202       8,808
*   Intevac, Inc......................................  28,356     126,751
*   IntraLinks Holdings, Inc..........................  61,353     494,505
*   IntriCon Corp.....................................   6,777      50,692
    Intuit, Inc.......................................   5,892     562,745
*   Inuvo, Inc........................................  28,824      67,736
#*  IPG Photonics Corp................................  17,442   1,409,837
*   Iteris, Inc.......................................  13,000      27,690
#*  Itron, Inc........................................  37,293   1,229,177
*   Ixia..............................................  81,865     783,448
    IXYS Corp.........................................  51,488     614,252
#   j2 Global, Inc....................................  28,051   2,033,978
    Jabil Circuit, Inc................................ 209,113   4,163,440
    Jack Henry & Associates, Inc......................  14,949   1,213,560
    Juniper Networks, Inc.............................  65,730   1,551,228
*   Kemet Corp........................................  54,721      80,987
*   Key Tronic Corp...................................  11,045      83,721
*   Keysight Technologies, Inc........................  29,633     693,412
*   Kimball Electronics, Inc..........................  28,373     284,865
    KLA-Tencor Corp...................................  17,987   1,204,949
#*  Knowles Corp......................................  13,768     187,245
*   Kopin Corp........................................  93,352     180,169
*   Kulicke & Soffa Industries, Inc................... 123,057   1,245,337
*   KVH Industries, Inc...............................  23,037     222,307
    Lam Research Corp.................................  27,049   1,941,848
#*  Lattice Semiconductor Corp........................ 143,402     696,934
    Leidos Holdings, Inc..............................  23,763   1,095,950
    Lexmark International, Inc. Class A...............  73,659   2,077,920
*   LGL Group, Inc. (The).............................   1,300       4,719
*   Limelight Networks, Inc........................... 151,014     188,767
#   Linear Technology Corp............................   6,040     258,089
*   Lionbridge Technologies, Inc......................  68,356     316,488
*   Liquidity Services, Inc...........................  19,485     126,847
    Littelfuse, Inc...................................  16,144   1,645,074
*   LoJack Corp.......................................  26,126     140,035
*   Lumentum Holdings, Inc............................  31,310     617,746
#*  M/A-COM Technology Solutions Holdings, Inc........  17,034     655,809
#*  Magnachip Semiconductor Corp......................  34,876     159,732
*   Manhattan Associates, Inc.........................  42,340   2,440,901
    ManTech International Corp. Class A...............  42,031   1,211,754
    Marchex, Inc. Class B.............................  31,356     119,780
#*  Marin Software, Inc...............................   2,100       7,119
    Marvell Technology Group, Ltd..................... 303,265   2,683,895
*   Mattersight Corp..................................   2,773      15,141
*   Mattson Technology, Inc...........................  78,794     274,991
    Maxim Integrated Products, Inc....................  18,551     619,603
    MAXIMUS, Inc......................................  23,622   1,260,706
*   MaxLinear, Inc. Class A...........................  28,702     441,437

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Maxwell Technologies, Inc.........................  40,563 $   282,724
*   MeetMe, Inc.......................................  30,646      97,761
    Mentor Graphics Corp.............................. 145,906   2,535,846
*   Mercury Systems, Inc..............................  44,394     847,481
#   Mesa Laboratories, Inc............................   4,234     440,336
    Methode Electronics, Inc..........................  42,014   1,094,885
#   Microchip Technology, Inc.........................  20,072     899,426
*   Micron Technology, Inc............................ 184,168   2,031,373
*   Microsemi Corp....................................  81,555   2,585,293
    Microsoft Corp.................................... 278,222  15,327,250
*   MicroStrategy, Inc. Class A.......................   4,535     782,333
    MKS Instruments, Inc..............................  75,683   2,682,206
    MOCON, Inc........................................   7,200      94,392
#*  ModusLink Global Solutions, Inc...................  90,589     194,766
*   MoneyGram International, Inc......................  28,228     149,608
    Monolithic Power Systems, Inc.....................  15,110     945,433
    Monotype Imaging Holdings, Inc....................  34,236     853,846
#*  Monster Worldwide, Inc............................ 184,971     923,005
*   MoSys, Inc........................................  34,527      31,420
    Motorola Solutions, Inc...........................  14,175     946,465
    MTS Systems Corp..................................  12,883     687,952
*   Multi-Fineline Electronix, Inc....................  36,790     615,497
#*  Nanometrics, Inc..................................  36,100     510,093
*   NAPCO Security Technologies, Inc..................  18,220      99,299
#   National Instruments Corp.........................  31,586     900,201
    NCI, Inc. Class A.................................  10,795     136,233
#*  NCR Corp..........................................  60,327   1,287,378
#*  Neonode, Inc......................................   5,000      11,750
*   NeoPhotonics Corp.................................  43,030     385,979
    NetApp, Inc.......................................  32,022     702,242
*   NETGEAR, Inc......................................  52,786   1,972,613
*   NetScout Systems, Inc.............................  19,319     416,324
#*  NetSuite, Inc.....................................   2,884     200,063
#*  NeuStar, Inc. Class A.............................   7,297     179,360
*   Newport Corp......................................  59,873     911,866
    NIC, Inc..........................................  25,591     506,446
#*  Novatel Wireless, Inc.............................  39,494      42,654
*   Nuance Communications, Inc........................ 166,845   2,941,477
#*  Numerex Corp. Class A.............................   5,996      37,295
    NVE Corp..........................................   2,276     112,890
#   NVIDIA Corp.......................................  47,746   1,398,480
*   NXP Semiconductors NV.............................   2,915     217,984
#*  Oclaro, Inc.......................................  74,291     257,047
*   ON Semiconductor Corp............................. 263,553   2,256,014
#*  Onvia, Inc........................................     700       2,436
    Optical Cable Corp................................   6,626      15,902
    Oracle Corp....................................... 141,867   5,151,191
#*  OSI Systems, Inc..................................  23,883   1,309,266
*   PAR Technology Corp...............................  12,088      70,352
    Park Electrochemical Corp.........................  27,368     445,551
#*  Paycom Software, Inc..............................  15,395     464,159
*   PayPal Holdings, Inc..............................  38,237   1,381,885
    PC Connection, Inc................................  32,710     738,265

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    PC-Tel, Inc.......................................  23,419 $  112,177
*   PCM, Inc..........................................  14,990    123,668
*   PDF Solutions, Inc................................  32,770    354,899
    Pegasystems, Inc..................................  34,072    800,692
*   Perceptron, Inc...................................  16,338    107,831
*   Perficient, Inc...................................  43,937    837,000
*   PFSweb, Inc.......................................  12,975    160,631
*   Photronics, Inc...................................  98,610  1,177,403
*   Planet Payment, Inc...............................  42,186    121,918
#   Plantronics, Inc..................................  33,433  1,498,801
*   Plexus Corp.......................................  46,928  1,640,134
*   Polycom, Inc...................................... 166,927  1,700,986
    Power Integrations, Inc...........................  15,638    737,019
*   PRGX Global, Inc..................................  28,843    109,603
*   Progress Software Corp............................  51,655  1,337,348
*   PTC, Inc..........................................  17,983    532,477
    QAD, Inc. Class A.................................  13,691    253,420
    QAD, Inc. Class B.................................   2,342     36,348
*   QLogic Corp....................................... 133,847  1,715,919
*   Qorvo, Inc........................................  76,252  3,019,579
    QUALCOMM, Inc.....................................  84,163  3,815,950
*   Qualstar Corp.....................................   6,493      4,480
*   Qualys, Inc.......................................   2,220     57,698
#*  Quantum Corp......................................  32,148     15,277
#*  QuinStreet, Inc...................................  35,557    135,472
*   Qumu Corp.........................................  10,312     32,277
#*  Rackspace Hosting, Inc............................  25,310    511,515
*   Radisys Corp......................................  49,918    134,779
#*  Rambus, Inc.......................................  64,753    792,577
*   RealD, Inc........................................  27,188    282,483
*   RealNetworks, Inc.................................  74,977    271,417
*   Red Hat, Inc......................................   6,300    441,315
    Reis, Inc.........................................  13,679    308,461
*   Relm Wireless Corp................................   7,900     31,126
#*  RetailMeNot, Inc..................................   1,769     16,098
    RF Industries, Ltd................................   7,730     31,925
    Richardson Electronics, Ltd.......................  15,984     82,318
#*  Rightside Group, Ltd..............................   4,858     43,722
*   Rofin-Sinar Technologies, Inc.....................  45,866  1,169,124
*   Rogers Corp.......................................  20,798    987,281
*   Rosetta Stone, Inc................................  23,564    156,936
#*  Rovi Corp......................................... 116,191  2,261,077
#*  Rubicon Technology, Inc...........................  10,730     11,159
#*  Ruckus Wireless, Inc..............................  47,450    399,054
*   Rudolph Technologies, Inc.........................  56,326    721,536
    SanDisk Corp......................................  17,377  1,228,554
*   Sanmina Corp...................................... 136,798  2,563,595
*   ScanSource, Inc...................................  41,880  1,314,194
    Science Applications International Corp...........  23,532  1,002,934
*   SciQuest, Inc.....................................   3,182     40,507
*   Seachange International, Inc......................  69,626    433,074
#   Seagate Technology P.L.C..........................  26,898    781,387
#*  Semtech Corp......................................  41,469    833,527

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
#*  ServiceSource International, Inc..................   3,531 $   13,665
*   Sevcon, Inc.......................................   1,971     18,764
*   ShoreTel, Inc.....................................  56,580    464,522
#*  Shutterstock, Inc.................................   6,356    183,625
*   Sigma Designs, Inc................................  45,853    304,005
#*  Silicon Graphics International Corp...............   6,020     35,368
*   Silicon Laboratories, Inc.........................  32,177  1,467,271
#*  Silver Spring Networks, Inc.......................  10,212    116,927
    Skyworks Solutions, Inc...........................  17,322  1,193,832
*   SMTC Corp.........................................   4,872      6,090
*   SolarWinds, Inc...................................   8,282    496,506
    Solera Holdings, Inc..............................  10,800    586,008
*   Sonus Networks, Inc...............................  98,087    588,522
    SS&C Technologies Holdings, Inc...................  12,994    835,384
*   Stamps.com, Inc...................................  18,633  1,748,148
*   StarTek, Inc......................................  15,566     62,420
#*  Stratasys, Ltd....................................  36,412    593,516
#*  SunPower Corp.....................................  79,558  2,023,956
#*  Super Micro Computer, Inc.........................  49,119  1,462,764
*   Support.com, Inc..................................  54,173     46,757
*   Sykes Enterprises, Inc............................  63,350  1,865,024
    Symantec Corp..................................... 103,129  2,046,079
#*  Synaptics, Inc....................................  25,483  1,868,159
#*  Synchronoss Technologies, Inc.....................  25,095    768,911
    SYNNEX Corp.......................................  47,857  4,017,595
*   Synopsys, Inc.....................................  18,273    783,912
*   Syntel, Inc.......................................  23,297  1,102,880
#*  Tableau Software, Inc. Class A....................   1,500    120,360
#*  Take-Two Interactive Software, Inc................  39,328  1,364,682
#*  Tangoe, Inc.......................................   5,325     44,570
    TE Connectivity, Ltd..............................  29,720  1,698,795
*   Tech Data Corp....................................  68,500  4,274,400
*   TechTarget, Inc...................................  12,800    101,760
*   TeleCommunication Systems, Inc. Class A........... 101,390    502,894
*   Telenav, Inc......................................  56,097    323,119
    TeleTech Holdings, Inc............................  41,183  1,099,998
#*  Teradata Corp.....................................  27,454    668,230
    Teradyne, Inc..................................... 120,140  2,334,320
    Tessco Technologies, Inc..........................  12,033    198,785
    Tessera Technologies, Inc.........................  58,211  1,677,641
    TheStreet, Inc....................................  24,818     32,512
*   TiVo, Inc.........................................  86,009    686,352
    Total System Services, Inc........................  35,068  1,408,331
    TransAct Technologies, Inc........................  10,316     79,743
    Travelport Worldwide, Ltd.........................   1,293     14,081
*   Travelzoo, Inc....................................  15,049    122,047
*   Tremor Video, Inc.................................  13,198     24,548
#*  Trimble Navigation, Ltd...........................  65,990  1,272,947
*   Trio-Tech International...........................   2,616      6,671
*   TSR, Inc..........................................     722      2,708
#*  TTM Technologies, Inc............................. 147,769    861,493
#*  Tyler Technologies, Inc...........................   8,902  1,398,148
#*  Ubiquiti Networks, Inc............................  11,994    355,142

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
#*  Ultimate Software Group, Inc. (The)...............     2,449 $    430,118
*   Ultra Clean Holdings, Inc.........................    35,262      181,952
*   Ultratech, Inc....................................    51,661    1,042,002
#*  Unisys Corp.......................................    16,020      157,316
*   United Online, Inc................................    16,527      175,351
#*  Universal Display Corp............................    10,171      499,396
*   Universal Security Instruments, Inc...............     1,213        4,949
*   Unwired Planet, Inc...............................     5,503       51,068
#*  USA Technologies, Inc.............................     1,583        5,097
*   Vantiv, Inc. Class A..............................    19,002      894,044
#*  Veeco Instruments, Inc............................    46,639      869,351
#*  VeriFone Systems, Inc.............................    50,096    1,171,745
*   Verint Systems, Inc...............................    17,396      636,868
#*  VeriSign, Inc.....................................     7,900      597,240
#*  ViaSat, Inc.......................................    28,851    1,803,187
#*  Viavi Solutions, Inc..............................   156,551      782,755
*   Vicon Industries, Inc.............................     1,600        2,640
*   Virtusa Corp......................................    20,744      927,672
#   Visa, Inc. Class A................................   116,012    8,641,734
#   Vishay Intertechnology, Inc.......................   177,686    2,036,282
*   Vishay Precision Group, Inc.......................    19,686      232,689
    Wayside Technology Group, Inc.....................     4,672       85,264
#*  Web.com Group, Inc................................    66,225    1,247,017
#*  WebMD Health Corp.................................    13,848      707,771
*   Westell Technologies, Inc. Class A................    53,040       58,344
    Western Digital Corp..............................    35,455    1,701,131
#   Western Union Co. (The)...........................    46,124      822,852
#*  WEX, Inc..........................................    18,160    1,318,598
*   Xcerra Corp.......................................    60,733      332,817
    Xerox Corp........................................   699,695    6,822,026
    Xilinx, Inc.......................................    22,883    1,150,328
*   XO Group, Inc.....................................    31,567      470,348
*   Yahoo!, Inc.......................................    75,369    2,224,139
#*  Zebra Technologies Corp. Class A..................    12,482      753,913
#*  Zillow Group, Inc. Class A........................    19,418      420,788
*   Zix Corp..........................................    45,198      202,939
*   Zynga, Inc. Class A............................... 1,148,573    2,825,490
                                                                 ------------
Total Information Technology..........................            484,006,014
                                                                 ------------
Materials -- (4.2%)
    A Schulman, Inc...................................    33,647      851,942
    AEP Industries, Inc...............................    10,070      852,325
    Air Products & Chemicals, Inc.....................     7,652      969,585
    Airgas, Inc.......................................    10,977    1,536,780
    Albemarle Corp....................................    57,539    3,028,853
#   Alcoa, Inc........................................   604,988    4,410,363
#   Allegheny Technologies, Inc.......................   102,088      957,585
#*  AM Castle & Co....................................    25,873       47,606
*   American Biltrite, Inc............................        22        8,338
#   American Vanguard Corp............................    46,817      527,159
    Ampco-Pittsburgh Corp.............................    11,203      116,735
#   AptarGroup, Inc...................................    29,304    2,136,262
    Ashland, Inc......................................    14,930    1,414,767

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Avery Dennison Corp...............................  25,386 $1,545,754
    Axiall Corp.......................................  81,673  1,464,397
#   Balchem Corp......................................  24,174  1,357,128
#   Ball Corp.........................................  12,700    848,741
    Bemis Co., Inc....................................  51,828  2,481,006
*   Berry Plastics Group, Inc.........................  18,619    579,051
*   Boise Cascade Co..................................  35,764    738,884
    Cabot Corp........................................  54,519  2,199,297
    Calgon Carbon Corp................................  58,982    954,919
#   Carpenter Technology Corp.........................  50,241  1,394,690
#   Celanese Corp. Series A...........................  20,921  1,332,040
#*  Century Aluminum Co............................... 125,243    591,147
    CF Industries Holdings, Inc.......................  60,560  1,816,800
    Chase Corp........................................  10,035    461,108
*   Chemtura Corp..................................... 112,467  2,951,134
*   Clearwater Paper Corp.............................  25,806  1,010,563
*   Codexis, Inc......................................  12,762     51,686
#*  Coeur Mining, Inc................................. 133,058    294,058
    Commercial Metals Co.............................. 200,353  2,788,914
#   Compass Minerals International, Inc...............  18,816  1,408,378
*   Contango ORE, Inc.................................   1,008      3,276
*   Core Molding Technologies, Inc....................  11,901    128,888
*   Crown Holdings, Inc...............................   6,500    298,220
#   Deltic Timber Corp................................   7,152    392,788
    Domtar Corp....................................... 100,960  3,255,960
    Dow Chemical Co. (The)............................  77,065  3,236,730
    Eagle Materials, Inc..............................  31,197  1,670,287
    Eastman Chemical Co...............................  32,930  2,015,645
    Ecolab, Inc.......................................   9,795  1,056,587
    EI du Pont de Nemours & Co........................  24,100  1,271,516
*   Ferro Corp........................................  59,298    550,878
    Ferroglobe P.L.C..................................  57,848    491,708
#*  Flotek Industries, Inc............................  21,014    140,374
#   FMC Corp..........................................  21,755    777,089
#   Freeport-McMoRan, Inc............................. 176,781    813,193
    Friedman Industries, Inc..........................  10,403     49,934
    FutureFuel Corp...................................  58,300    729,916
    Graphic Packaging Holding Co...................... 279,554  3,175,733
#   Greif, Inc. Class A...............................  37,270    985,046
#   Greif, Inc. Class B...............................   8,646    315,579
*   Handy & Harman, Ltd...............................   3,310     56,336
#   Hawkins, Inc......................................  15,023    562,912
    Haynes International, Inc.........................  18,920    605,440
    HB Fuller Co......................................  47,559  1,770,146
*   Headwaters, Inc...................................  58,852    939,866
#   Hecla Mining Co................................... 375,315    698,086
#*  Horsehead Holding Corp............................  43,795     11,277
    Huntsman Corp..................................... 154,129  1,330,133
    Innophos Holdings, Inc............................  23,989    640,746
    Innospec, Inc.....................................  30,871  1,538,919
#   International Flavors & Fragrances, Inc...........   5,882    687,959
    International Paper Co............................  68,196  2,332,985
*   Intrepid Potash, Inc..............................  27,179     59,250

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Kaiser Aluminum Corp..............................  21,204 $1,648,399
    KapStone Paper and Packaging Corp................. 129,939  1,920,498
    KMG Chemicals, Inc................................  17,360    400,322
*   Koppers Holdings, Inc.............................  30,048    508,713
*   Kraton Performance Polymers, Inc..................  46,811    687,186
#   Kronos Worldwide, Inc.............................  30,747    144,511
#*  Louisiana-Pacific Corp............................ 169,134  2,658,787
#*  LSB Industries, Inc...............................  26,452    148,131
    LyondellBasell Industries NV Class A..............  11,014    858,762
#   Martin Marietta Materials, Inc....................  11,288  1,417,547
    Materion Corp.....................................  37,443    916,979
#   McEwen Mining, Inc................................ 189,521    233,111
    Mercer International, Inc.........................  97,713    718,191
    Minerals Technologies, Inc........................  37,719  1,546,102
    Monsanto Co.......................................   9,533    863,690
    Mosaic Co. (The).................................. 187,642  4,522,172
    Myers Industries, Inc.............................  61,493    700,405
    Neenah Paper, Inc.................................  18,905  1,142,618
#   NewMarket Corp....................................   1,700    644,759
    Newmont Mining Corp............................... 235,350  4,697,586
*   Northern Technologies International Corp..........   3,755     39,052
    Nucor Corp........................................ 143,310  5,599,122
    Olin Corp......................................... 125,250  2,121,735
#   Olympic Steel, Inc................................  23,685    221,218
*   OMNOVA Solutions, Inc.............................  72,821    382,310
#*  Owens-Illinois, Inc...............................  78,464  1,015,324
#   Packaging Corp. of America........................  19,943  1,013,703
    PH Glatfelter Co..................................  52,706    777,941
#*  Platform Specialty Products Corp.................. 168,102  1,282,618
#   PolyOne Corp......................................  36,908    998,731
    PPG Industries, Inc...............................   7,652    727,858
    Quaker Chemical Corp..............................  13,900  1,042,639
*   Real Industry, Inc................................  23,473    150,227
    Reliance Steel & Aluminum Co......................  95,563  5,441,357
#*  Rentech, Inc......................................  18,295     35,675
*   Resolute Forest Products, Inc.....................  26,917    151,812
#   Royal Gold, Inc...................................  72,746  2,167,103
    RPM International, Inc............................  21,508    844,189
    Schnitzer Steel Industries, Inc. Class A..........  56,896    765,251
    Schweitzer-Mauduit International, Inc.............  32,959  1,384,278
    Scotts Miracle-Gro Co. (The) Class A..............  10,099    693,599
    Sealed Air Corp...................................  36,593  1,483,114
    Sensient Technologies Corp........................  20,363  1,215,060
    Sherwin-Williams Co. (The)........................   1,508    385,550
    Silgan Holdings, Inc..............................  27,598  1,459,106
    Sonoco Products Co................................  72,896  2,880,121
    Steel Dynamics, Inc............................... 259,990  4,770,817
    Stepan Co.........................................  21,416    962,863
#*  Stillwater Mining Co.............................. 146,138    957,204
    SunCoke Energy, Inc...............................  94,807    358,370
    Synalloy Corp.....................................   8,022     56,555
#   TimkenSteel Corp..................................  15,078    135,853
*   Trecora Resources.................................  25,388    267,082

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
            Tredegar Corp...............................    25,916 $    340,277
#           Tronox, Ltd. Class A........................    42,523      151,807
*           UFP Technologies, Inc.......................     2,095       45,399
#           United States Lime & Minerals, Inc..........     5,495      302,060
#           United States Steel Corp....................   141,607      991,249
*           Universal Stainless & Alloy Products, Inc...     8,514       58,236
#*          US Concrete, Inc............................    15,963      725,997
#           Valhi, Inc..................................    15,640       18,612
            Valspar Corp. (The).........................    15,594    1,221,478
            Vulcan Materials Co.........................    28,864    2,545,805
#           Westlake Chemical Corp......................    28,492    1,295,816
            WestRock Co.................................    78,306    2,762,636
            Worthington Industries, Inc.................    59,393    1,816,832
#*          WR Grace & Co...............................     7,182      584,184
                                                                   ------------
Total Materials.........................................            156,747,691
                                                                   ------------
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares...........    14,091           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.......    24,204           --
(degrees)*  Softbrands, Inc. Escrow Shares..............     5,800           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.3%)
*           Alaska Communications Systems Group, Inc....    33,997       55,075
            AT&T, Inc................................... 1,004,022   36,205,033
            Atlantic Tele-Network, Inc..................    18,363    1,413,767
*           Boingo Wireless, Inc........................    48,698      297,058
            CenturyLink, Inc............................   378,513    9,621,801
*           Cincinnati Bell, Inc........................   127,856      414,253
#           Cogent Communications Holdings, Inc.........    18,481      617,450
#           Consolidated Communications Holdings, Inc...    60,152    1,205,446
#*          FairPoint Communications, Inc...............     9,193      137,895
#           Frontier Communications Corp................   773,500    3,519,425
*           General Communication, Inc. Class A.........    74,901    1,357,206
*           Hawaiian Telcom Holdco, Inc.................     2,742       65,424
            IDT Corp. Class B...........................    37,412      475,132
            Inteliquent, Inc............................    70,723    1,215,021
#*          Intelsat SA.................................     7,497       25,040
#*          Iridium Communications, Inc.................    78,908      549,200
*           Level 3 Communications, Inc.................    19,831      967,951
*           Lumos Networks Corp.........................    23,133      267,880
#*          NTELOS Holdings Corp........................    24,892      230,251
#*          ORBCOMM, Inc................................    92,984      678,783
*           SBA Communications Corp. Class A............     3,000      297,840
            Shenandoah Telecommunications Co............   121,532    2,792,805
            Spok Holdings, Inc..........................    33,552      604,272
#*          Sprint Corp.................................   274,988      830,464
#*          Straight Path Communications, Inc. Class B..     6,362      143,145
*           T-Mobile US, Inc............................    47,647    1,913,027
            Telephone & Data Systems, Inc...............   132,389    3,070,101
*           United States Cellular Corp.................    30,171    1,135,637
            Verizon Communications, Inc.................   259,639   12,974,161

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
*   Vonage Holdings Corp.............................. 263,850 $ 1,353,551
#   Windstream Holdings, Inc..........................  56,612     326,651
                                                               -----------
Total Telecommunication Services......................          84,760,745
                                                               -----------
Utilities -- (1.2%)
    AES Corp..........................................  68,477     650,532
    AGL Resources, Inc................................  14,656     931,535
    ALLETE, Inc.......................................  15,356     812,332
    Alliant Energy Corp...............................      53       3,463
    American States Water Co..........................  13,509     613,309
#   Aqua America, Inc.................................  21,570     680,102
#   Artesian Resources Corp. Class A..................   4,887     148,125
    Atmos Energy Corp.................................  12,334     853,760
*   Avangrid, Inc.....................................  18,845     724,590
#   Avista Corp.......................................  22,479     832,397
    Black Hills Corp..................................  16,964     835,986
    California Water Service Group....................  16,650     417,749
*   Calpine Corp...................................... 124,026   1,898,838
    Chesapeake Utilities Corp.........................   8,518     536,378
    Cleco Corp........................................   7,349     390,526
#   CMS Energy Corp...................................  17,300     672,624
#   Connecticut Water Service, Inc....................   6,896     296,045
    Consolidated Water Co., Ltd.......................  17,333     201,583
    Delta Natural Gas Co., Inc........................   1,858      40,523
#*  Dynegy, Inc....................................... 125,489   1,485,790
    El Paso Electric Co...............................  14,715     602,285
    Empire District Electric Co. (The)................  15,537     455,856
    Eversource Energy.................................  15,733     846,435
    Gas Natural, Inc..................................   5,716      47,557
#   Genie Energy, Ltd. Class B........................  22,104     185,895
    Great Plains Energy, Inc..........................  24,561     684,761
    Hawaiian Electric Industries, Inc.................  23,207     694,353
#   IDACORP, Inc......................................   9,260     644,403
    ITC Holdings Corp.................................  14,352     572,645
    Laclede Group, Inc. (The).........................  14,428     922,526
#   MDU Resources Group, Inc..........................  14,478     244,389
#   MGE Energy, Inc...................................  12,403     600,925
#   Middlesex Water Co................................   9,745     282,605
#   National Fuel Gas Co..............................   8,073     365,949
    New Jersey Resources Corp.........................  23,906     841,969
    NiSource, Inc.....................................  34,403     722,807
#   Northwest Natural Gas Co..........................   8,642     448,952
#   NorthWestern Corp.................................  11,879     663,323
    NRG Energy, Inc................................... 153,508   1,633,325
#   NRG Yield, Inc. Class A...........................   4,276      53,022
#   NRG Yield, Inc. Class C...........................   4,276      56,614
    OGE Energy Corp...................................  16,299     427,523
#   ONE Gas, Inc......................................  17,773   1,005,241
#   Ormat Technologies, Inc...........................  39,085   1,383,609
#   Otter Tail Corp...................................  13,485     375,422
    Pattern Energy Group, Inc.........................  26,295     498,290
    Pepco Holdings, Inc...............................   1,371      36,578
    Piedmont Natural Gas Co., Inc.....................  23,223   1,375,731

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
              Pinnacle West Capital Corp.............      7,400 $      490,694
              PNM Resources, Inc.....................     29,970        941,358
              Portland General Electric Co...........     16,898        656,825
#             Questar Corp...........................     32,130        655,131
              RGC Resources, Inc.....................        400          8,480
              SJW Corp...............................     18,956        617,966
              South Jersey Industries, Inc...........     23,916        594,552
              Southwest Gas Corp.....................     11,066        651,013
              TECO Energy, Inc.......................     28,777        780,432
              UGI Corp...............................    221,969      7,546,946
              Unitil Corp............................      9,001        348,789
              Vectren Corp...........................     12,520        523,837
#             WEC Energy Group, Inc..................      7,951        439,134
              Westar Energy, Inc.....................     13,846        603,132
              WGL Holdings, Inc......................     11,496        767,818
#             York Water Co. (The)...................      7,138        190,370
                                                                 --------------
Total Utilities......................................                45,515,654
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,273,592,261
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*    Capital Bank Corp. Contingent Value
                Rights...............................      2,758             --
(degrees)*    Community Health Systems, Inc.
                Contingent Value Rights..............     21,176            169
(degrees)*    Dyax Corp. Contingent Value Rights.....      6,160          6,838
(degrees)*    Furiex Pharmaceuticals Contingent
                Value Rights.........................      8,317             --
(degrees)*    Leap Wireless International, Inc.
                Contingent Value Rights..............     39,583         74,812
(degrees)#*   Magnum Hunter Resources Corp. Warrants
                04/15/16.............................     15,504             --
(degrees)#*   Safeway Casa Ley Contingent Value
                Rights...............................     51,128         51,890
(degrees)#*   Safeway PDC, LLC Contingent Value
                Rights...............................     51,128          2,495
TOTAL RIGHTS/WARRANTS................................                   136,204
                                                                 --------------

                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                      ----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)     Capital Properties, Inc., 5.000%.......        277            269
                                                                 --------------
Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc., 0.000%.....     23,298         22,832
                                                                 --------------
TOTAL BONDS..........................................                    23,101
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,273,751,566
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
              State Street Institutional Liquid
                Reserves, 0.358%..................... 37,858,250     37,858,250
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@          DFA Short Term Investment Fund......... 37,495,488    433,822,799
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,225,997,518)^^............................            $3,745,432,615
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  484,991,156           --   --    $  484,991,156
   Consumer Staples...........    166,747,153           --   --       166,747,153
   Energy.....................    263,333,916           --   --       263,333,916
   Financials.................    805,323,436           --   --       805,323,436
   Health Care................    278,807,806           --   --       278,807,806
   Industrials................    503,358,690           --   --       503,358,690
   Information Technology.....    484,006,014           --   --       484,006,014
   Materials..................    156,747,691           --   --       156,747,691
   Other......................             --           --   --                --
   Telecommunication Services.     84,760,745           --   --        84,760,745
   Utilities..................     45,515,654           --   --        45,515,654
Rights/Warrants...............             -- $    136,204   --           136,204
Bonds
   Financials.................             --          269   --               269
   Health Care................             --       22,832   --            22,832
Temporary Cash Investments....     37,858,250           --   --        37,858,250
Securities Lending Collateral.             --  433,822,799   --       433,822,799
Futures Contracts**...........        181,478           --   --           181,478
                               -------------- ------------   --    --------------
TOTAL......................... $3,311,631,989 $433,982,104   --    $3,745,614,093
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE+
                                                       --------- -----------
COMMON STOCKS -- (84.7%)

Consumer Discretionary -- (14.9%)
*           1-800-Flowers.com, Inc. Class A...........   239,248 $ 1,699,857
            A.H. Belo Corp. Class A...................   121,625     727,318
            Aaron's, Inc..............................   602,683  13,789,387
#           Abercrombie & Fitch Co. Class A...........   376,823   9,887,836
#           AMC Entertainment Holdings, Inc. Class A..   106,356   2,318,561
            AMCON Distributing Co.....................     2,169     156,764
#*          America's Car-Mart, Inc...................    61,134   1,434,204
#*          American Axle & Manufacturing Holdings,
              Inc.....................................   655,005   8,397,164
#           American Eagle Outfitters, Inc............ 1,682,274  24,628,491
#*          American Public Education, Inc............   115,347   1,820,176
#*          Apollo Education Group, Inc...............   726,675   5,769,799
#           Arctic Cat, Inc...........................    88,244   1,086,284
            Ark Restaurants Corp......................    17,030     367,167
#*          Asbury Automotive Group, Inc..............   231,400  10,894,312
*           Ascena Retail Group, Inc.................. 1,544,939  11,401,650
#*          Ascent Capital Group, Inc. Class A........    71,579     815,285
*           Ballantyne Strong, Inc....................    87,244     387,363
#*          Barnes & Noble Education, Inc.............   358,942   3,955,541
#           Barnes & Noble, Inc.......................   564,679   4,952,235
#           Bassett Furniture Industries, Inc.........   148,168   4,431,705
            Beasley Broadcast Group, Inc. Class A.....    68,353     237,185
#*          Beazer Homes USA, Inc.....................    58,798     502,723
#           bebe stores, Inc..........................   513,048     198,139
*           Belmond, Ltd. Class A.....................   739,714   6,257,980
#*          BFC Financial Corp. Class A...............    44,751     134,253
(degrees)*  Big 4 Ranch, Inc..........................     3,200          --
#           Big 5 Sporting Goods Corp.................   175,205   2,132,245
#           Big Lots, Inc.............................   449,940  17,448,673
*           Biglari Holdings, Inc.....................        36      13,614
#*          BJ's Restaurants, Inc.....................   221,093   9,482,679
#*          Black Diamond, Inc........................    30,200     137,108
            Bloomin' Brands, Inc...................... 1,033,757  18,256,149
#*          Blue Nile, Inc............................   109,064   3,794,337
#           Bob Evans Farms, Inc......................   193,584   7,925,329
#           Bon-Ton Stores, Inc. (The)................   121,759     206,990
            Bowl America, Inc. Class A................    10,705     153,082
*           Boyd Gaming Corp..........................   139,378   2,482,322
*           Bravo Brio Restaurant Group, Inc..........   123,604   1,064,230
*           Bridgepoint Education, Inc................   278,747   1,867,605
#*          Bright Horizons Family Solutions, Inc.....   101,519   7,123,588
#           Brinker International, Inc................   439,423  21,856,900
#           Buckle, Inc. (The)........................   254,777   7,240,762
#*          Buffalo Wild Wings, Inc...................   157,127  23,930,442
#*          Build-A-Bear Workshop, Inc................   146,726   1,919,176
#*          Cabela's, Inc.............................    24,157   1,016,285
#*          CafePress, Inc............................     9,151      33,493
#           CalAtlantic Group, Inc....................   403,911  13,123,068
            Caleres, Inc..............................   378,229  10,166,796
            Callaway Golf Co..........................   850,532   7,408,134
*           Cambium Learning Group, Inc...............   137,086     616,887
            Canterbury Park Holding Corp..............    12,913     129,388

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Capella Education Co..............................   100,048 $ 4,393,108
#*  Career Education Corp.............................   535,415   1,541,995
#*  Carmike Cinemas, Inc..............................   192,887   4,278,234
#   Carriage Services, Inc............................   157,267   3,489,755
*   Carrols Restaurant Group, Inc.....................   335,816   4,486,502
#   Cato Corp. (The) Class A..........................   212,612   8,574,642
#*  Cavco Industries, Inc.............................    80,830   6,778,404
#*  Central European Media Enterprises, Ltd. Class A..    66,131     170,618
*   Century Casinos, Inc..............................    20,195     136,518
#*  Century Communities, Inc..........................     5,380      79,570
*   Charles & Colvard, Ltd............................    89,032      84,580
#   Cheesecake Factory, Inc. (The)....................   409,564  19,781,941
#*  Cherokee, Inc.....................................    59,905     981,244
#   Chico's FAS, Inc.................................. 1,207,447  12,545,374
#   Children's Place, Inc. (The)......................   178,818  11,641,052
#   Choice Hotels International, Inc..................   294,455  12,873,573
#*  Christopher & Banks Corp..........................   215,612     373,009
#   Churchill Downs, Inc..............................    95,513  13,194,166
#*  Chuy's Holdings, Inc..............................   163,812   5,600,732
#   Citi Trends, Inc..................................   139,950   2,891,367
#   Clear Channel Outdoor Holdings, Inc. Class A......    38,310     193,466
#   ClubCorp Holdings, Inc............................   417,065   4,992,268
    Collectors Universe, Inc..........................    63,903     974,521
#   Columbia Sportswear Co............................   340,130  18,768,373
#*  Conn's, Inc.......................................   242,965   2,993,329
#   Cooper Tire & Rubber Co...........................   527,319  19,226,051
#*  Cooper-Standard Holding, Inc......................    42,318   2,930,945
#   Core-Mark Holding Co., Inc........................   214,118  17,405,652
#   Cracker Barrel Old Country Store, Inc.............   214,054  28,090,306
#*  Crocs, Inc........................................   591,673   5,449,308
#*  Crown Media Holdings, Inc. Class A................   233,340   1,047,697
#   CSS Industries, Inc...............................    27,255     763,413
#   CST Brands, Inc...................................   618,049  23,943,218
    Culp, Inc.........................................   116,105   2,939,779
#*  Cumulus Media, Inc. Class A.......................   998,833     261,994
#*  Daily Journal Corp................................       200      38,504
#   Dana Holding Corp.................................   329,844   3,921,845
*   Dave & Buster's Entertainment, Inc................    18,678     677,451
#*  Deckers Outdoor Corp..............................   262,710  12,993,637
#*  Del Frisco's Restaurant Group, Inc................   160,106   2,536,079
*   Delta Apparel, Inc................................    15,317     184,570
#*  Denny's Corp......................................   694,956   6,511,738
#   Destination Maternity Corp........................    55,093     368,572
#*  Destination XL Group, Inc.........................   374,466   1,610,204
#   DeVry Education Group, Inc........................   449,540   8,945,846
#*  Diamond Resorts International, Inc................   527,994   9,725,649
#   DineEquity, Inc...................................   161,297  13,697,341
#*  Dixie Group, Inc. (The)...........................   110,009     478,539
#*  Dorman Products, Inc..............................   218,381   9,455,897
    Dover Motorsports, Inc............................    56,312     125,013
*   DreamWorks Animation SKG, Inc. Class A............   158,458   4,062,863
#   Drew Industries, Inc..............................   198,952  11,419,845
#   DSW, Inc. Class A.................................   430,796  10,343,412

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp......................  19,890 $   209,442
#*  Eldorado Resorts, Inc.............................  37,615     388,187
*   Emerson Radio Corp................................ 197,300     191,381
*   Emmis Communications Corp. Class A................ 124,034      63,691
*   Entercom Communications Corp. Class A............. 134,787   1,413,916
    Entravision Communications Corp. Class A.......... 604,008   4,505,900
#   Escalade, Inc.....................................  43,014     520,469
#   Ethan Allen Interiors, Inc........................ 258,746   6,908,518
#*  EVINE Live, Inc................................... 308,964     376,936
#   EW Scripps Co. (The) Class A...................... 653,218  12,398,078
    Expedia, Inc......................................   8,772     886,323
#*  Express, Inc...................................... 818,428  13,880,539
#*  Famous Dave's of America, Inc.....................  40,546     270,036
#*  Federal-Mogul Holdings Corp....................... 262,952   1,254,281
#*  Fiesta Restaurant Group, Inc...................... 203,906   7,422,178
#   Finish Line, Inc. (The) Class A................... 352,051   6,667,846
#*  Five Below, Inc................................... 445,915  15,709,585
    Flanigan's Enterprises, Inc.......................   5,380     113,249
#   Flexsteel Industries, Inc.........................  38,938   1,698,476
#*  Fox Factory Holding Corp.......................... 107,466   1,589,422
#*  Francesca's Holdings Corp......................... 393,976   7,182,182
#   Fred's, Inc. Class A.............................. 291,319   4,806,763
#*  FTD Cos., Inc..................................... 189,277   4,675,142
#*  Fuel Systems Solutions, Inc....................... 156,251     610,941
*   Full House Resorts, Inc...........................   1,112       1,601
#*  G-III Apparel Group, Ltd.......................... 396,989  19,595,377
#*  Gaiam, Inc. Class A...............................  72,749     356,470
*   Gaming Partners International Corp................   8,434      77,593
#   Gannett Co., Inc.................................. 293,746   4,359,191
#*  Genesco, Inc...................................... 174,180  11,520,265
#*  Gentherm, Inc..................................... 306,104  12,247,221
#*  Global Eagle Entertainment, Inc...................  40,173     405,747
#*  Good Times Restaurants, Inc.......................   1,862       7,746
#*  Gordmans Stores, Inc..............................  50,783     127,465
#*  Grand Canyon Education, Inc....................... 390,338  14,696,226
*   Gray Television, Inc.............................. 519,793   6,835,278
#*  Gray Television, Inc. Class A.....................  25,939     291,425
#*  Green Brick Partners, Inc.........................  31,026     182,433
#   Group 1 Automotive, Inc........................... 198,330  10,640,404
#   Guess?, Inc....................................... 713,743  13,232,795
    Harte-Hanks, Inc.................................. 450,734   1,541,510
#   Haverty Furniture Cos., Inc....................... 168,942   3,201,451
    Haverty Furniture Cos., Inc. Class A..............   3,785      69,701
#*  Helen of Troy, Ltd................................ 276,506  24,711,341
*   Here Media, Inc...................................  22,918          23
*   Here Media, Inc. Special Shares...................  22,918           2
#*  hhgregg, Inc...................................... 155,532     283,068
#*  Hibbett Sports, Inc............................... 185,526   5,966,516
#   Hooker Furniture Corp.............................  80,947   2,323,988
*   Horizon Global Corp............................... 133,260   1,272,633
#*  Houghton Mifflin Harcourt Co...................... 496,464   8,856,918
#   HSN, Inc.......................................... 266,670  12,549,490
#*  Iconix Brand Group, Inc........................... 337,077   2,238,191

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Ignite Restaurant Group, Inc......................  12,233 $    47,219
*   Insignia Systems, Inc.............................  15,351      38,531
#*  Installed Building Products, Inc.................. 119,999   2,499,579
#   International Speedway Corp. Class A.............. 123,060   4,201,268
#   Interval Leisure Group, Inc....................... 426,680   5,026,290
*   Intrawest Resorts Holdings, Inc...................     918       7,720
#*  iRobot Corp....................................... 172,045   5,837,487
#*  Isle of Capri Casinos, Inc........................  61,702     781,147
#*  ITT Educational Services, Inc.....................  98,410     266,691
#   Jack in the Box, Inc.............................. 307,307  23,859,315
*   Jaclyn, Inc.......................................   2,235      11,510
#*  JAKKS Pacific, Inc................................  62,792     467,800
#*  Jamba, Inc........................................ 142,390   1,842,527
#*  JC Penney Co., Inc................................ 588,876   4,275,240
    John Wiley & Sons, Inc. Class A................... 191,675   8,012,015
    Johnson Outdoors, Inc. Class A....................  27,333     587,660
    Journal Media Group, Inc.......................... 154,109   1,852,390
#*  K12, Inc.......................................... 178,105   1,636,785
#*  Kate Spade & Co................................... 526,009   9,368,220
#   KB Home........................................... 633,540   6,880,244
#   Kirkland's, Inc................................... 152,837   1,808,062
#*  Kona Grill, Inc...................................  68,803   1,118,737
*   Koss Corp.........................................  25,262      47,493
#*  Krispy Kreme Doughnuts, Inc....................... 497,605   7,294,889
#*  La Quinta Holdings, Inc........................... 238,753   2,707,459
#   La-Z-Boy, Inc..................................... 434,390   9,313,322
#*  Lakeland Industries, Inc..........................  25,969     335,779
*   Lazare Kaplan International, Inc..................   9,600       7,200
*   LeapFrog Enterprises, Inc......................... 251,032     150,619
#*  LGI Homes, Inc....................................   7,986     175,373
    Libbey, Inc....................................... 207,113   3,313,808
#   Liberty Tax, Inc..................................  28,490     611,111
#*  Liberty TripAdvisor Holdings, Inc. Class A........ 119,345   2,664,974
#   Lifetime Brands, Inc..............................  96,288   1,153,530
#   Lithia Motors, Inc. Class A....................... 230,889  17,679,171
#*  Live Nation Entertainment, Inc.................... 252,510   5,731,977
#*  Loral Space & Communications, Inc.................  42,621   1,472,556
*   Luby's, Inc....................................... 243,062   1,050,028
#*  M/I Homes, Inc.................................... 181,937   3,260,311
*   Malibu Boats, Inc. Class A........................  10,903     142,502
    Marcus Corp. (The)................................  86,567   1,639,579
#   Marine Products Corp.............................. 125,265     977,067
#*  MarineMax, Inc.................................... 189,150   3,198,526
#   Marriott Vacations Worldwide Corp................. 261,671  12,923,931
#*  Mattress Firm Holding Corp........................   2,624      95,776
#*  McClatchy Co. (The) Class A....................... 224,403     224,403
    McRae Industries, Inc. Class A....................   2,500      68,200
#   MDC Holdings, Inc................................. 366,110   7,966,554
#*  Media General, Inc................................ 298,450   4,846,828
    Meredith Corp..................................... 308,119  13,036,515
*   Meritage Homes Corp............................... 321,768  10,621,562
#*  Modine Manufacturing Co........................... 317,617   2,039,101
*   Monarch Casino & Resort, Inc......................  78,128   1,617,250

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Monro Muffler Brake, Inc..........................   296,636 $19,503,817
#*  Motorcar Parts of America, Inc....................   173,207   5,953,125
#   Movado Group, Inc.................................   122,050   3,136,685
*   MSG Networks, Inc. Class A........................    28,824     504,132
*   Murphy USA, Inc...................................   392,258  22,692,125
#   NACCO Industries, Inc. Class A....................    41,412   1,970,797
    Nathan's Famous, Inc..............................    28,838   1,549,466
#   National CineMedia, Inc...........................   523,221   8,183,176
*   Nautilus, Inc.....................................   270,016   5,259,912
    New Media Investment Group, Inc...................     3,978      68,899
#*  New York & Co., Inc...............................   388,683     855,103
#   New York Times Co. (The) Class A.................. 1,319,455  17,443,195
    Nexstar Broadcasting Group, Inc. Class A..........   257,390  11,636,602
*   Nobility Homes, Inc...............................    13,083     169,425
#   Nutrisystem, Inc..................................   277,307   5,493,452
*   Office Depot, Inc................................. 3,790,696  19,522,084
#   Outerwall, Inc....................................   147,119   4,972,622
*   Overstock.com, Inc................................   103,482   1,227,297
#   Oxford Industries, Inc............................   142,575   9,960,289
*   P&F Industries, Inc. Class A......................    10,000      84,100
#   Papa John's International, Inc....................   364,978  17,427,699
#*  Papa Murphy's Holdings, Inc.......................     4,442      42,155
#*  Pegasus Cos., Inc. (The)..........................       170     129,625
#*  Penn National Gaming, Inc.........................   184,533   2,607,451
#   Penske Automotive Group, Inc......................   165,204   5,182,449
*   Pep Boys-Manny, Moe & Jack (The)..................   346,450   6,405,860
*   Perfumania Holdings, Inc..........................    15,984      35,804
*   Perry Ellis International, Inc....................    79,109   1,503,862
#   PetMed Express, Inc...............................    98,009   1,766,122
#   Pier 1 Imports, Inc...............................   629,731   2,531,519
#*  Pinnacle Entertainment, Inc.......................   105,332   3,216,839
#   Pool Corp.........................................   361,310  30,530,695
#*  Popeyes Louisiana Kitchen, Inc....................   206,526  12,728,197
*   Potbelly Corp.....................................    15,790     168,953
*   QEP Co., Inc......................................     9,614     150,699
#*  Radio One, Inc. Class D...........................   923,715   1,330,150
#*  Rave Restaurant Group, Inc........................     8,932      53,949
*   RCI Hospitality Holdings, Inc.....................    89,741     742,158
*   Reading International, Inc. Class A...............    85,902     932,896
#*  Reading International, Inc. Class B...............     2,710      36,992
*   Red Lion Hotels Corp..............................   111,237     628,489
#*  Red Robin Gourmet Burgers, Inc....................   126,146   7,788,254
#   Regal Entertainment Group Class A................. 1,200,707  20,712,196
*   Regis Corp........................................   339,407   5,070,741
#   Rent-A-Center, Inc................................   382,189   5,205,414
#*  Rentrak Corp......................................    27,336   1,215,632
#*  Restoration Hardware Holdings, Inc................    73,550   4,532,151
    Rocky Brands, Inc.................................    89,064     969,907
#*  Ruby Tuesday, Inc.................................   426,364   2,323,684
#   Ruth's Hospitality Group, Inc.....................   331,121   5,380,716
#   Saga Communications, Inc. Class A.................    18,609     779,903
    Salem Media Group, Inc............................   136,677     531,674
#   Scholastic Corp...................................   126,151   4,330,764

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Scientific Games Corp. Class A.................... 250,455 $ 1,482,694
#*  Sears Hometown and Outlet Stores, Inc.............   5,075      35,322
#   SeaWorld Entertainment, Inc....................... 733,270  13,976,126
#*  Select Comfort Corp............................... 428,720   9,028,843
*   Sequential Brands Group, Inc......................  12,224      78,723
*   Shiloh Industries, Inc............................ 201,257     790,940
    Shoe Carnival, Inc................................ 146,461   3,396,431
#*  Shutterfly, Inc................................... 299,388  12,469,510
    Sinclair Broadcast Group, Inc. Class A............ 650,522  21,467,226
#*  Sizmek, Inc....................................... 229,376     782,172
#*  Skechers U.S.A., Inc. Class A..................... 146,619   4,133,190
#*  Skullcandy, Inc................................... 194,382     618,135
#*  Skyline Corp......................................  45,820     206,190
#*  Smith & Wesson Holding Corp....................... 392,529   8,462,925
#   Sonic Automotive, Inc. Class A.................... 305,226   5,225,469
#   Sonic Corp........................................ 437,836  12,863,622
#   Sotheby's......................................... 550,931  12,941,369
*   Spanish Broadcasting System, Inc. Class A.........  43,707     183,132
#   Spartan Motors, Inc............................... 172,749     500,972
#*  Spectrum Group International, Inc.................      85      53,550
#   Speedway Motorsports, Inc......................... 190,909   3,602,453
*   Sportsman's Warehouse Holdings, Inc...............  96,449   1,264,446
#   Stage Stores, Inc................................. 206,142   1,710,979
#   Standard Motor Products, Inc...................... 189,911   7,085,579
*   Stanley Furniture Co., Inc........................  35,155      84,372
#*  Starz Class A..................................... 172,861   4,914,438
*   Starz Class B.....................................   1,444      41,053
#   Stein Mart, Inc................................... 359,657   2,647,076
#*  Steven Madden, Ltd................................ 525,352  16,963,616
*   Stoneridge, Inc................................... 223,883   2,532,117
#   Strattec Security Corp............................  24,093   1,155,741
#*  Strayer Education, Inc............................ 100,159   5,347,489
    Sturm Ruger & Co., Inc............................ 141,010   8,298,438
    Superior Industries International, Inc............ 156,125   2,874,261
#   Superior Uniform Group, Inc.......................  72,525   1,293,121
*   Sypris Solutions, Inc............................. 251,452     243,934
*   Systemax, Inc..................................... 134,706   1,145,001
    Tailored Brands, Inc.............................. 388,705   5,329,146
#*  Tandy Leather Factory, Inc........................  82,829     602,167
#*  Taylor Morrison Home Corp. Class A................ 301,044   3,627,580
#*  Tempur Sealy International, Inc................... 253,074  15,270,485
#*  Tenneco, Inc...................................... 441,159  16,856,685
#   Texas Roadhouse, Inc.............................. 599,117  22,065,479
#   Thor Industries, Inc.............................. 458,765  24,053,049
*   Tile Shop Holdings, Inc...........................  23,410     353,725
#*  Tilly's, Inc. Class A.............................  75,159     487,782
#   Time, Inc......................................... 280,795   4,211,925
*   TopBuild Corp.....................................   3,118      83,500
#   Tower International, Inc.......................... 176,049   4,052,648
#*  Town Sports International Holdings, Inc........... 121,573     148,319
*   Trans World Entertainment Corp.................... 452,232   1,483,321
#*  TRI Pointe Group, Inc............................. 812,006   8,558,543
#*  Tuesday Morning Corp.............................. 159,005     885,658

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Tumi Holdings, Inc................................   521,787 $    9,021,697
#   Tupperware Brands Corp............................   313,980     14,578,091
#*  UCP, Inc. Class A.................................    20,724        122,686
#*  Unifi, Inc........................................   122,280      2,918,824
#*  Universal Electronics, Inc........................   131,346      6,587,002
#   Universal Technical Institute, Inc................   114,850        439,876
*   US Auto Parts Network, Inc........................   100,864        277,376
#   Vail Resorts, Inc.................................   229,928     28,741,000
#*  Vera Bradley, Inc.................................   104,235      1,540,593
#*  Vince Holding Corp................................     3,722         19,243
*   Vista Outdoor, Inc................................   278,797     13,440,803
#*  Vitamin Shoppe, Inc...............................   246,628      7,504,890
#*  VOXX International Corp...........................   172,812        741,363
*   Walking Co. Holdings, Inc. (The)..................       214            824
#*  WCI Communities, Inc..............................    34,840        729,550
#   Wendy's Co. (The)................................. 1,683,703     17,224,282
#*  West Marine, Inc..................................   170,054      1,406,347
#   Weyco Group, Inc..................................    50,631      1,356,911
#*  William Lyon Homes Class A........................    87,214        947,144
#   Winmark Corp......................................    31,549      2,976,964
#   Winnebago Industries, Inc.........................   231,561      4,077,789
#   Wolverine World Wide, Inc.........................   776,050     13,123,005
#*  Zagg, Inc.........................................   261,092      2,407,268
#*  Zumiez, Inc.......................................   186,129      3,370,796
                                                                 --------------
Total Consumer Discretionary..........................            1,763,588,644
                                                                 --------------
Consumer Staples -- (3.9%)
#   Alico, Inc........................................    34,500      1,047,765
*   Alliance One International, Inc...................    45,416        442,352
#   Andersons, Inc. (The).............................   209,847      6,150,616
#   B&G Foods, Inc....................................   545,803     19,878,145
#*  Boston Beer Co., Inc. (The) Class A...............    30,454      5,458,880
*   Bridgford Foods Corp..............................    17,169        149,542
#   Cal-Maine Foods, Inc..............................   413,237     20,856,071
#   Calavo Growers, Inc...............................   153,147      7,925,357
#   Casey's General Stores, Inc.......................   224,256     27,076,669
*   CCA Industries, Inc...............................    16,064         54,457
*   Central Garden & Pet Co...........................    72,166        973,519
*   Central Garden & Pet Co. Class A..................   281,145      3,885,424
#*  Chefs' Warehouse, Inc. (The)......................   132,870      1,747,241
#   Coca-Cola Bottling Co. Consolidated...............    61,788     10,868,509
#*  Coffee Holding Co., Inc...........................    11,600         39,092
#*  Craft Brew Alliance, Inc..........................   119,024      1,020,036
#*  Darling Ingredients, Inc..........................   884,931      7,955,530
#   Dean Foods Co.....................................   773,753     15,459,585
#*  Diamond Foods, Inc................................   222,365      8,160,796
*   Elizabeth Arden, Inc..............................     3,604         28,832
#   Energizer Holdings, Inc...........................    96,076      3,078,275
#*  Farmer Brothers Co................................   117,998      3,288,604
#   Fresh Del Monte Produce, Inc......................   402,663     16,432,677
#*  Fresh Market, Inc. (The)..........................   285,242      5,465,237
*   Glacier Water Services, Inc.......................     3,200         43,600
    Golden Enterprises, Inc...........................    32,785        153,762

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#*  HRG Group, Inc....................................   511,417 $  6,208,602
#   Ingles Markets, Inc. Class A......................   129,628    4,972,530
#   Inter Parfums, Inc................................   228,911    6,146,260
#*  Inventure Foods, Inc..............................    79,478      446,666
#   J&J Snack Foods Corp..............................   172,499   18,626,442
    John B. Sanfilippo & Son, Inc.....................    65,533    3,931,325
#   Lancaster Colony Corp.............................   241,814   24,587,648
#*  Landec Corp.......................................   197,071    2,370,764
#*  Lifevantage Corp..................................    20,609      172,497
#*  Lifeway Foods, Inc................................    50,414      646,307
#   Limoneira Co......................................    16,918      212,828
*   Mannatech, Inc....................................     6,854      120,630
#   Medifast, Inc.....................................   105,063    3,049,979
#   MGP Ingredients, Inc..............................   133,306    2,983,388
#*  National Beverage Corp............................   268,999   11,120,419
*   Natural Alternatives International, Inc...........    21,226      168,747
#*  Natural Grocers by Vitamin Cottage, Inc...........    64,120    1,154,801
#   Natural Health Trends Corp........................     7,491      149,445
#   Nature's Sunshine Products, Inc...................    41,252      353,942
#   Nu Skin Enterprises, Inc. Class A.................   114,897    3,636,490
#*  Nutraceutical International Corp..................    47,795    1,132,742
#   Oil-Dri Corp. of America..........................    26,468      992,550
*   Omega Protein Corp................................   151,101    3,413,372
#   Orchids Paper Products Co.........................    68,456    2,019,452
#*  Post Holdings, Inc................................   424,561   24,836,818
#   PriceSmart, Inc...................................   255,636   19,571,492
*   Primo Water Corp..................................    60,312      562,108
#*  Revlon, Inc. Class A..............................   271,730    8,078,533
    Rocky Mountain Chocolate Factory, Inc.............    29,081      304,187
#   Sanderson Farms, Inc..............................   172,253   13,990,389
*   Scheid Vineyards, Inc. Class A....................       440       12,760
*   Seaboard Corp.....................................     1,730    4,977,210
#*  Seneca Foods Corp. Class A........................    38,168    1,054,582
*   Seneca Foods Corp. Class B........................     2,794       89,492
#   Snyder's-Lance, Inc...............................   537,758   16,977,020
    SpartanNash Co....................................   291,217    5,975,773
#*  SUPERVALU, Inc.................................... 2,038,673    9,275,962
*   Tofutti Brands, Inc...............................    19,440       65,124
#   Tootsie Roll Industries, Inc......................   149,697    4,913,056
#*  TreeHouse Foods, Inc..............................   229,057   18,177,964
#*  United Natural Foods, Inc.........................   143,168    5,013,743
    United-Guardian, Inc..............................    19,179      383,005
#   Universal Corp....................................   157,743    8,633,274
#*  USANA Health Sciences, Inc........................    67,611    8,579,836
#   Vector Group, Ltd.................................   925,162   21,574,778
#   Village Super Market, Inc. Class A................    44,704    1,173,927
#   WD-40 Co..........................................   130,194   13,449,040
#   Weis Markets, Inc.................................   116,174    4,718,988
                                                                 ------------
Total Consumer Staples................................            458,647,460
                                                                 ------------
Energy -- (2.6%)
#*  Abraxas Petroleum Corp............................    81,888       93,352
    Adams Resources & Energy, Inc.....................    19,183      645,892

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#   Alon USA Energy, Inc..............................   505,286 $ 6,356,498
    AMEN Properties, Inc..............................        19       9,500
#*  Approach Resources, Inc...........................   100,359     129,463
#   Archrock, Inc.....................................   503,284   3,019,704
#   Atwood Oceanics, Inc..............................   125,061     766,624
*   Barnwell Industries, Inc..........................    32,713      52,668
#*  Basic Energy Services, Inc........................   292,186     672,028
#*  Bill Barrett Corp.................................   280,098   1,036,363
#*  Bonanza Creek Energy, Inc.........................   286,187     815,633
#   Bristow Group, Inc................................   244,764   5,693,211
#*  C&J Energy Services, Ltd..........................   352,761     867,792
#   California Resources Corp.........................   598,062     855,229
#*  Callon Petroleum Co...............................   576,320   3,947,792
#   CARBO Ceramics, Inc...............................   115,466   1,910,962
#*  Carrizo Oil & Gas, Inc............................   405,123  10,990,987
#*  Clayton Williams Energy, Inc......................    81,264   1,396,116
#*  Clean Energy Fuels Corp...........................   407,723   1,092,698
#*  Cloud Peak Energy, Inc............................   385,774     578,661
#*  Comstock Resources, Inc...........................   292,327     511,572
#*  Contango Oil & Gas Co.............................    90,118     577,656
#   CVR Energy, Inc...................................       100       3,502
*   Dawson Geophysical Co.............................   106,916     339,993
    Delek US Holdings, Inc............................   462,120   7,865,282
    DHT Holdings, Inc.................................   651,381   3,764,982
#   Diamond Offshore Drilling, Inc....................   118,770   2,207,934
#*  Dorian LPG, Ltd...................................     9,371      99,145
#*  Dril-Quip, Inc....................................   273,173  16,018,865
#   Energy XXI, Ltd...................................   330,743     286,787
#*  ENGlobal Corp.....................................    92,274      83,683
#   EnLink Midstream LLC..............................    92,565   1,170,947
#*  EP Energy Corp. Class A...........................    10,135      37,905
#*  Era Group, Inc....................................   107,766     989,292
#   Evolution Petroleum Corp..........................    52,628     245,246
#*  Exterran Corp.....................................   254,942   4,211,642
*   FieldPoint Petroleum Corp.........................     4,021       1,769
#*  Forum Energy Technologies, Inc....................    83,709     938,378
#   GasLog, Ltd.......................................   469,120   3,504,326
#*  Gastar Exploration, Inc...........................   389,165     463,106
#*  Geospace Technologies Corp........................    78,516     848,758
#   Green Plains, Inc.................................   285,144   5,403,479
#   Gulf Island Fabrication, Inc......................    85,103     742,098
#*  Gulfmark Offshore, Inc. Class A...................   173,565     657,811
#   Hallador Energy Co................................     2,600      12,948
#*  Harvest Natural Resources, Inc....................    57,188      30,756
#*  Helix Energy Solutions Group, Inc.................   745,868   3,005,848
*   HKN, Inc..........................................     2,360      53,100
#*  Hornbeck Offshore Services, Inc...................   242,442   1,971,053
#*  ION Geophysical Corp.............................. 1,000,192     449,986
#*  Jones Energy, Inc. Class A........................    15,434      32,566
#*  Key Energy Services, Inc..........................   677,507     217,276
#*  Kosmos Energy, Ltd................................   197,404     902,136
#*  Laredo Petroleum, Inc.............................   358,143   2,779,190
#*  Matador Resources Co..............................   668,657  10,718,572

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
*   Matrix Service Co.................................   246,685 $ 4,677,148
#*  McDermott International, Inc......................   758,583   2,093,689
#*  Memorial Resource Development Corp................    41,898     666,597
*   Mexco Energy Corp.................................       252         566
#*  Mitcham Industries, Inc...........................    57,704     157,532
#*  Natural Gas Services Group, Inc...................    76,228   1,442,234
#*  Newpark Resources, Inc............................   588,097   2,864,032
#   Noble Corp. P.L.C.................................   433,559   3,377,425
#*  Nordic American Offshore, Ltd.....................        27         109
#   Nordic American Tankers, Ltd......................     3,153      40,075
#*  Northern Oil and Gas, Inc.........................   395,122   1,303,903
#*  Oil States International, Inc.....................    57,891   1,634,263
*   Overseas Shipholding Group, Inc. Class A..........    10,048      26,828
*   Overseas Shipholding Group, Inc. Class B..........   100,481     300,438
#   Panhandle Oil and Gas, Inc. Class A...............    93,856   1,354,342
#*  Par Pacific Holdings, Inc.........................    53,277   1,274,386
#*  Parker Drilling Co................................   769,253   1,053,877
*   Parsley Energy, Inc. Class A......................   948,233  18,262,968
    Patterson-UTI Energy, Inc.........................   823,505  11,842,002
#   PBF Energy, Inc. Class A..........................   755,325  26,428,822
#*  PDC Energy, Inc...................................   344,261  19,578,123
*   PetroQuest Energy, Inc............................   413,461     194,327
*   PHI, Inc. Non-voting..............................    52,877     958,660
*   PHI, Inc. Voting..................................     4,419      78,172
#*  Pioneer Energy Services Corp......................   339,362     464,926
    QEP Resources, Inc................................   171,616   2,200,117
#*  Renewable Energy Group, Inc.......................   311,750   2,160,427
#*  REX American Resources Corp.......................    50,200   2,682,186
#*  Rex Energy Corp...................................   258,566     192,166
*   Rice Energy, Inc..................................   194,207   2,266,396
#*  RigNet, Inc.......................................    84,594   1,234,226
#*  Ring Energy, Inc..................................    14,580      80,627
#   Rowan Cos. P.L.C. Class A.........................   668,358   8,454,729
#   RPC, Inc..........................................   631,907   7,879,880
#*  RSP Permian, Inc..................................   216,155   5,090,450
#   Scorpio Tankers, Inc.............................. 1,396,700   8,519,870
#*  SEACOR Holdings, Inc..............................   121,308   5,581,381
    SemGroup Corp. Class A............................   272,905   6,042,117
#   Ship Finance International, Ltd...................   505,087   6,763,115
#   SM Energy Co......................................   126,812   1,772,832
*   Steel Excel, Inc..................................    32,698     467,254
#*  Stone Energy Corp.................................   406,346   1,251,546
#   Superior Energy Services, Inc.....................   184,773   1,905,010
#*  Synergy Resources Corp............................   892,485   5,658,355
#*  Syntroleum Corp...................................    12,079       7,879
#   Teekay Corp.......................................    67,420     461,827
#   Teekay Tankers, Ltd. Class A......................   269,778   1,232,885
#   Tesco Corp........................................   191,971   1,305,403
#*  TETRA Technologies, Inc...........................   648,512   4,014,289
#   Tidewater, Inc....................................   102,203     542,698
#*  Triangle Petroleum Corp...........................   522,286     237,013
#*  Unit Corp.........................................    99,326   1,035,970
#   US Silica Holdings, Inc...........................   375,734   7,007,439

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  Vaalco Energy, Inc................................   392,770 $    553,806
#*  W&T Offshore, Inc.................................   463,478      903,782
#*  Westmoreland Coal Co..............................    14,775       82,445
#*  Willbros Group, Inc...............................   276,001      535,442
#   World Fuel Services Corp..........................    26,262    1,022,905
#*  WPX Energy, Inc...................................   148,240      803,461
                                                                 ------------
Total Energy..........................................            302,104,134
                                                                 ------------
Financials -- (17.1%)
*   1st Constitution Bancorp..........................     2,150       26,106
#   1st Source Corp...................................   189,614    5,730,135
#   A-Mark Precious Metals, Inc.......................    34,623      586,167
#   Access National Corp..............................    46,205      869,116
#   Alexander & Baldwin, Inc..........................   403,393   12,222,808
#*  Altisource Asset Management Corp..................    10,475      161,839
#*  Altisource Portfolio Solutions SA.................   122,938    3,552,908
#*  Ambac Financial Group, Inc........................   319,288    4,482,804
#   American Equity Investment Life Holding Co........   672,760   12,237,504
*   American Independence Corp........................     1,537       30,878
    American National Bankshares, Inc.................    28,694      717,350
#   American National Insurance Co....................    31,832    3,093,434
*   American River Bankshares.........................     7,326       75,165
#   Ameris Bancorp....................................   304,525    8,809,908
#   AMERISAFE, Inc....................................   173,403    8,845,287
    AmeriServ Financial, Inc..........................   278,158      867,853
#   AmTrust Financial Services, Inc...................    38,650    2,210,393
    Argo Group International Holdings, Ltd............   148,840    8,458,577
#   Arrow Financial Corp..............................    54,072    1,488,061
#   Artisan Partners Asset Management, Inc. Class A...   239,452    7,494,848
    ASB Financial Corp................................       900       11,228
    Aspen Insurance Holdings, Ltd.....................   558,360   25,969,324
#   Associated Banc-Corp.............................. 1,273,717   22,353,733
*   Associated Capital Group, Inc. Class A............    26,763      724,742
*   Asta Funding, Inc.................................    48,129      360,486
#   Astoria Financial Corp............................   838,802   12,691,074
    Atlantic American Corp............................    20,640       89,990
*   Atlantic Coast Financial Corp.....................     7,829       43,451
*   Atlanticus Holdings Corp..........................    73,372      222,317
#*  Atlas Financial Holdings, Inc.....................    22,864      398,291
    Auburn National Bancorporation, Inc...............     2,786       75,723
#*  AV Homes, Inc.....................................    61,193      625,392
    Baldwin & Lyons, Inc. Class A.....................     1,471       35,083
    Baldwin & Lyons, Inc. Class B.....................    33,439      826,946
#   Banc of California, Inc...........................   164,076    2,477,548
#   BancFirst Corp....................................    70,952    3,969,055
#*  Bancorp, Inc. (The)...............................   289,791    1,304,059
#   BancorpSouth, Inc.................................   815,676   17,031,315
#   Bank Mutual Corp..................................   210,442    1,658,283
    Bank of Commerce Holdings.........................     8,400       49,476
#   Bank of Hawaii Corp...............................   374,823   22,463,142
#   Bank of Marin Bancorp.............................     4,063      219,321
#   Bank of the Ozarks, Inc...........................   598,765   26,549,240
    BankFinancial Corp................................   104,648    1,284,031

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    BankUnited, Inc...................................   132,852 $ 4,477,112
#   Banner Corp.......................................   208,867   8,667,980
#   Bar Harbor Bankshares.............................    19,429     674,186
#   BBCN Bancorp, Inc.................................   689,023  10,473,150
#*  BBX Capital Corp. Class A.........................    16,551     221,949
    BCB Bancorp, Inc..................................    23,588     246,966
#*  Bear State Financial, Inc.........................    12,672     112,147
#*  Beneficial Bancorp, Inc...........................   594,893   7,703,864
    Berkshire Bancorp, Inc............................    10,144      78,616
    Berkshire Hills Bancorp, Inc......................   228,915   6,359,259
#   BGC Partners, Inc. Class A........................ 1,575,420  14,415,093
#   Blue Hills Bancorp, Inc...........................     6,772      99,548
#   BNC Bancorp.......................................    78,807   1,829,899
*   BNCCORP, Inc......................................     3,900      58,500
#*  BofI Holding, Inc.................................   516,580   8,864,513
#   Boston Private Financial Holdings, Inc............   681,483   7,053,349
#   Bridge Bancorp, Inc...............................    24,625     716,834
#   Brookline Bancorp, Inc............................   571,664   6,379,770
#   Bryn Mawr Bank Corp...............................   121,337   3,182,670
*   BSB Bancorp, Inc..................................     1,388      30,675
    C&F Financial Corp................................     1,705      65,216
#   Calamos Asset Management, Inc. Class A............   141,339   1,355,441
    California First National Bancorp.................    14,701     200,816
    Camden National Corp..............................    50,144   2,104,544
    Cape Bancorp, Inc.................................    18,004     238,553
#   Capital Bank Financial Corp. Class A..............   148,468   4,520,851
#   Capital City Bank Group, Inc......................    55,936     791,494
*   Capital Properties, Inc. Class A..................     2,600      27,300
#   Capitol Federal Financial, Inc.................... 1,245,178  15,278,334
    Cardinal Financial Corp...........................   299,562   5,712,647
*   Cascade Bancorp...................................   164,500     888,300
#   Cash America International, Inc...................   236,809   7,090,061
    Cathay General Bancorp............................   723,034  20,244,952
    CenterState Banks, Inc............................   326,030   4,626,366
#   Central Pacific Financial Corp....................   177,573   3,720,154
#   Century Bancorp, Inc. Class A.....................     5,255     212,828
#   Charter Financial Corp............................    54,936     738,340
    Chemical Financial Corp...........................   242,182   7,715,919
    Chicopee Bancorp, Inc.............................     9,906     178,308
#   Citizens & Northern Corp..........................    16,831     339,145
    Citizens Community Bancorp, Inc...................     1,592      14,551
    Citizens First Corp...............................       400       5,480
#   Citizens Holding Co...............................     2,717      62,790
#*  Citizens, Inc.....................................   204,804   1,327,130
#   City Holding Co...................................   102,958   4,577,513
#   CKX Lands, Inc....................................     5,107      49,283
#   Clifton Bancorp, Inc..............................   162,837   2,349,738
#   CNB Financial Corp................................    27,853     506,646
#   CNO Financial Group, Inc..........................   890,398  15,492,925
#   CoBiz Financial, Inc..............................   290,407   3,191,573
    Codorus Valley Bancorp, Inc.......................     2,619      53,506
#   Cohen & Steers, Inc...............................    36,508   1,103,272
*   Colony Bankcorp, Inc..............................    10,672      99,356

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Columbia Banking System, Inc...................... 524,221 $15,532,668
    Commercial National Financial Corp................   3,979      83,559
#   Community Bank System, Inc........................ 361,654  13,612,657
#   Community Trust Bancorp, Inc...................... 121,753   4,241,875
    Community West Bancshares.........................   6,650      46,683
#*  CommunityOne Bancorp..............................   1,803      23,727
#   ConnectOne Bancorp, Inc........................... 133,879   2,226,408
#   Consolidated-Tomoka Land Co.......................  20,845     968,250
*   Consumer Portfolio Services, Inc.................. 202,105     897,346
#*  Cowen Group, Inc. Class A......................... 457,495   1,308,436
#   Crawford & Co. Class A............................  95,513     421,212
#   Crawford & Co. Class B............................  70,978     322,950
#*  Credit Acceptance Corp............................  18,317   3,278,010
#*  CU Bancorp........................................  13,890     317,387
*   Customers Bancorp, Inc............................ 189,699   4,761,445
#   CVB Financial Corp................................ 899,571  13,772,432
#   Diamond Hill Investment Group, Inc................   1,496     252,899
#   Dime Community Bancshares, Inc.................... 338,756   5,823,216
    Donegal Group, Inc. Class A.......................  84,198   1,188,034
    Donegal Group, Inc. Class B.......................   5,267      81,375
    Eagle Bancorp Montana, Inc........................     225       2,671
#*  Eagle Bancorp, Inc................................ 174,685   8,252,119
    Eastern Virginia Bankshares, Inc..................     590       3,971
#*  eHealth, Inc...................................... 109,241   1,145,938
    EMC Insurance Group, Inc..........................  82,796   1,925,835
#*  Emergent Capital, Inc.............................   3,952      17,389
    Employers Holdings, Inc........................... 270,484   6,737,756
#*  Encore Capital Group, Inc......................... 219,571   5,032,567
#   Endurance Specialty Holdings, Ltd................. 428,827  26,557,256
*   Enova International, Inc.......................... 195,512   1,089,002
#*  Enstar Group, Ltd.................................  59,748   9,532,793
#   Enterprise Bancorp, Inc...........................  10,055     238,203
#   Enterprise Financial Services Corp................ 120,741   3,427,837
    ESSA Bancorp, Inc.................................  45,988     621,298
    Evans Bancorp, Inc................................   3,162      78,892
#   EverBank Financial Corp........................... 877,129  12,341,205
    Evercore Partners, Inc. Class A................... 322,544  14,569,312
#*  Ezcorp, Inc. Class A.............................. 285,797     868,823
#*  Farmers Capital Bank Corp.........................  13,926     375,863
    Farmers National Banc Corp........................   8,241      67,823
#   FBL Financial Group, Inc. Class A................. 111,746   6,823,211
*   FCB Financial Holdings, Inc. Class A..............  82,577   2,776,239
    Federal Agricultural Mortgage Corp. Class A.......   2,089      55,881
#   Federal Agricultural Mortgage Corp. Class C.......  64,900   2,116,389
#   Federated Investors, Inc. Class B................. 255,017   6,449,380
#   Federated National Holding Co..................... 131,634   3,256,625
    Fidelity & Guaranty Life..........................   8,299     207,890
#   Fidelity Southern Corp............................ 154,375   2,439,125
#   Financial Engines, Inc............................  72,377   1,952,008
#   Financial Institutions, Inc.......................  84,017   2,306,267
#*  First Acceptance Corp.............................  13,967      28,632
#   First American Financial Corp..................... 486,580  16,723,755
#*  First BanCorp(318672706).......................... 537,624   1,397,822

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#           First Bancorp(318910106)..................    81,345 $ 1,525,219
#           First Bancorp, Inc........................    37,791     722,186
*           First Bancshares, Inc.....................     1,345      11,634
            First Bancshares, Inc. (The)..............       921      15,795
#           First Busey Corp..........................   192,522   3,548,180
            First Business Financial Services, Inc....    13,258     304,404
#*          First Cash Financial Services, Inc........   209,888   7,451,024
#           First Citizens BancShares, Inc. Class A...    12,539   3,085,346
#           First Commonwealth Financial Corp.........   638,971   5,578,217
#           First Community Bancshares, Inc...........    91,589   1,698,976
            First Connecticut Bancorp., Inc...........    28,090     457,024
#           First Defiance Financial Corp.............    49,946   1,944,398
            First Federal of Northern Michigan
              Bancorp, Inc............................    32,874     203,819
#           First Financial Bancorp...................   526,769   8,428,304
#           First Financial Bankshares, Inc...........   265,049   6,923,080
            First Financial Corp......................    51,026   1,686,409
            First Financial Northwest, Inc............    72,393     979,477
#           First Horizon National Corp............... 1,539,701  19,600,394
#           First Interstate BancSystem, Inc. Class A.   203,218   5,476,725
#*          First Marblehead Corp. (The)..............    12,935      48,894
#           First Merchants Corp......................   286,692   6,553,779
#           First Midwest Bancorp, Inc................   658,148  11,471,520
#*          First NBC Bank Holding Co.................   118,861   3,731,047
#           First Niagara Financial Group, Inc........ 1,905,946  18,659,211
#           First of Long Island Corp. (The)..........    16,630     482,769
(degrees)*  First Place Financial Corp................   151,301          --
            First South Bancorp, Inc..................    20,886     174,398
*           First United Corp.........................     9,289      89,918
#           FirstMerit Corp...........................   929,863  18,020,745
#*          Flagstar Bancorp, Inc.....................   278,372   5,191,638
            Flushing Financial Corp...................   228,443   5,025,746
#           FNB Corp.................................. 1,510,028  18,195,837
#*          Forestar Group, Inc.......................   296,714   2,694,163
            Fox Chase Bancorp, Inc....................    49,680     972,238
#*          FRP Holdings, Inc.........................    39,780   1,207,721
            Fulton Financial Corp..................... 1,645,988  21,150,946
#           Gain Capital Holdings, Inc................   329,159   2,290,947
*           GAINSCO, Inc..............................       220       2,915
#           GAMCO Investors, Inc. Class A.............    26,763     778,268
#           German American Bancorp, Inc..............    46,429   1,477,371
#           Glacier Bancorp, Inc......................   624,603  14,734,385
*           Global Indemnity P.L.C....................    66,574   2,001,880
            Gouverneur Bancorp, Inc...................     1,695      21,611
#           Great Southern Bancorp, Inc...............    87,146   3,457,082
#*          Green Dot Corp. Class A...................   424,466   7,542,761
#           Greenhill & Co., Inc......................   198,425   4,718,546
#*          Greenlight Capital Re, Ltd. Class A.......   232,524   4,515,616
            Griffin Industrial Realty, Inc............    20,710     497,868
            Guaranty Bancorp..........................    95,112   1,498,965
            Guaranty Federal Bancshares, Inc..........     2,800      42,280
*           Hallmark Financial Services, Inc..........   118,324   1,289,732
#*          Hampton Roads Bankshares, Inc.............     3,123       5,653
#           Hancock Holding Co........................   733,569  17,576,313

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Hanmi Financial Corp.............................. 302,938 $ 6,573,755
    Hanover Insurance Group, Inc. (The)............... 334,899  27,290,920
    Harleysville Savings Financial Corp...............   1,615      29,474
    Hawthorn Bancshares, Inc..........................     785      11,995
#   HCI Group, Inc.................................... 103,048   3,426,346
    Heartland Financial USA, Inc...................... 107,762   3,227,472
    Heritage Commerce Corp............................ 122,069   1,197,497
#   Heritage Financial Corp........................... 154,698   2,801,581
    Heritage Insurance Holdings, Inc..................  42,297     838,327
    Heritage Oaks Bancorp.............................   4,754      36,606
    HF Financial Corp.................................   8,198     142,399
#*  HFF, Inc. Class A................................. 324,786   9,279,136
#*  Hilltop Holdings, Inc............................. 830,524  13,263,468
#   Hingham Institution for Savings...................   4,073     501,020
*   HMN Financial, Inc................................  31,110     358,387
    Home Bancorp, Inc.................................     921      23,495
#   Home BancShares, Inc.............................. 621,050  24,040,845
#*  HomeStreet, Inc................................... 142,476   2,917,908
*   HomeTrust Bancshares, Inc.........................  42,302     782,587
    HopFed Bancorp, Inc...............................   7,872      90,292
#   Horace Mann Educators Corp........................ 280,386   8,613,458
#   Horizon Bancorp...................................  28,728     737,448
    Iberiabank Corp................................... 373,516  17,872,741
#*  Impac Mortgage Holdings, Inc......................   2,000      26,400
#   Independence Holding Co...........................  78,440   1,203,270
#   Independent Bank Corp.(453838609).................  28,411     430,143
    Independent Bank Corp.(453836108)................. 225,132  10,290,784
#   Independent Bank Group, Inc.......................  23,472     702,048
#   Infinity Property & Casualty Corp.................  47,615   3,780,155
#   Interactive Brokers Group, Inc. Class A........... 582,996  18,813,281
#*  InterGroup Corp. (The)............................   1,860      48,379
#   International Bancshares Corp..................... 495,132  11,482,111
#*  INTL. FCStone, Inc................................ 171,648   4,838,757
    Investment Technology Group, Inc.................. 157,325   2,707,563
    Investors Title Co................................   5,690     492,185
*   Jacksonville Bancorp, Inc.........................      80       1,312
#   Janus Capital Group, Inc.......................... 466,551   5,873,877
*   JW Mays, Inc......................................     200      10,820
*   KCG Holdings, Inc. Class A........................ 408,389   4,173,736
#   Kearny Financial Corp............................. 361,517   4,370,741
#   Kemper Corp....................................... 409,080  14,137,805
#   Kennedy-Wilson Holdings, Inc...................... 707,487  14,347,836
#   Kentucky First Federal Bancorp....................  11,174     103,918
#   Kingstone Cos., Inc...............................   7,444      60,222
#*  Ladenburg Thalmann Financial Services, Inc........ 485,349   1,140,570
    Lake Shore Bancorp, Inc...........................     537       7,207
    Lake Sunapee Bank Group...........................   8,785     120,706
    Lakeland Bancorp, Inc............................. 199,211   2,233,155
#   Lakeland Financial Corp........................... 131,606   5,763,027
    Landmark Bancorp, Inc.............................   4,896     122,106
    LegacyTexas Financial Group, Inc.................. 396,447   7,742,610
#*  LendingTree, Inc.................................. 117,221   8,638,015
    Macatawa Bank Corp................................ 142,515     835,138

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Mackinac Financial Corp...........................    37,317 $   391,829
*   Magyar Bancorp, Inc...............................     1,800      17,640
#   Maiden Holdings, Ltd..............................   620,820   7,946,496
#   MainSource Financial Group, Inc...................   113,778   2,523,596
*   Malvern Bancorp, Inc..............................     2,604      43,721
#   Manning & Napier, Inc.............................    81,009     667,514
*   Marcus & Millichap, Inc...........................   106,182   2,510,142
#   MarketAxess Holdings, Inc.........................   284,264  33,040,005
    Marlin Business Services Corp.....................    73,303   1,148,658
*   Maui Land & Pineapple Co., Inc....................    16,899      89,565
#   MB Financial, Inc.................................   613,131  19,080,637
#*  MBIA, Inc......................................... 1,278,818   8,516,928
*   MBT Financial Corp................................    15,137     123,518
#   Mercantile Bank Corp..............................    54,150   1,210,252
#   Merchants Bancshares, Inc.........................    30,722     894,317
#   Mercury General Corp..............................   434,814  20,188,414
    Meridian Bancorp, Inc.............................   221,642   3,114,070
#   Meta Financial Group, Inc.........................    39,392   1,708,037
    Metro Bancorp, Inc................................    90,207   2,572,704
*   MGIC Investment Corp..............................   664,621   4,399,791
    Mid Penn Bancorp, Inc.............................     2,649      41,192
#   MidSouth Bancorp, Inc.............................    41,163     316,543
    MidWestOne Financial Group, Inc...................     3,354      94,415
#   Moelis & Co. Class A..............................    45,511   1,157,800
    Morningstar, Inc..................................    21,532   1,731,388
*   MSB Financial Corp................................     1,139      14,112
    MutualFirst Financial, Inc........................    10,911     271,902
#   National Bank Holdings Corp. Class A..............   216,128   4,255,560
    National General Holdings Corp....................   168,053   3,325,769
#   National Interstate Corp..........................   126,416   3,100,984
    National Penn Bancshares, Inc..................... 1,170,688  13,345,843
#   National Western Life Group, Inc. Class A.........     4,334     999,984
#*  Nationstar Mortgage Holdings, Inc.................    30,257     305,596
#*  Navigators Group, Inc. (The)......................    86,459   7,574,673
#   NBT Bancorp, Inc..................................   311,059   8,056,428
#   Nelnet, Inc. Class A..............................   253,998   8,247,315
    NewBridge Bancorp.................................   114,720   1,298,630
#*  NewStar Financial, Inc............................   204,594   1,567,190
*   Nicholas Financial, Inc...........................    23,256     240,700
#*  NMI Holdings, Inc. Class A........................   129,665     680,741
    Northeast Bancorp.................................       493       4,979
    Northeast Community Bancorp, Inc..................    11,679      80,585
#   Northfield Bancorp, Inc...........................   389,095   6,023,191
#   Northrim BanCorp, Inc.............................    32,182     743,726
    Northway Financial, Inc...........................     5,279     109,671
    Northwest Bancshares, Inc.........................   929,809  11,687,699
#   Norwood Financial Corp............................     1,963      54,493
#   Ocean Shore Holding Co............................     4,043      72,653
#   OceanFirst Financial Corp.........................   106,252   1,882,785
    OFG Bancorp.......................................   316,893   1,780,939
    Ohio Valley Banc Corp.............................     6,595     153,202
    Old Line Bancshares, Inc..........................     4,075      71,068
#   Old National Bancorp..............................   921,383  11,351,439

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Old Second Bancorp, Inc...........................  66,794 $   474,905
#   OneBeacon Insurance Group, Ltd. Class A........... 185,295   2,379,188
#   Oppenheimer Holdings, Inc. Class A................  48,823     748,457
    Opus Bank.........................................  62,844   2,073,224
#   Oritani Financial Corp............................ 389,149   6,506,571
    Orrstown Financial Services, Inc..................     800      13,880
#   Pacific Continental Corp.......................... 113,757   1,836,038
*   Pacific Mercantile Bancorp........................   8,605      60,063
#*  Pacific Premier Bancorp, Inc...................... 121,101   2,486,204
#   Park National Corp................................  66,143   5,827,860
#   Park Sterling Corp................................ 186,524   1,365,356
*   Patriot National Bancorp, Inc.....................     310       4,383
#   Peapack Gladstone Financial Corp..................  65,906   1,420,933
#   Penns Woods Bancorp, Inc..........................  17,051     670,786
#*  PennyMac Financial Services, Inc. Class A.........  53,312     634,946
    Peoples Bancorp of North Carolina, Inc............   3,975      76,161
#   Peoples Bancorp, Inc..............................  91,092   1,563,139
#*  PHH Corp.......................................... 331,438   4,070,059
*   Phoenix Cos., Inc. (The)..........................  17,230     633,202
#*  PICO Holdings, Inc................................ 136,339   1,197,056
#   Pinnacle Financial Partners, Inc.................. 382,845  19,084,823
#*  Piper Jaffray Cos.................................  66,084   2,246,856
#   Popular, Inc...................................... 437,167  10,990,378
#*  PRA Group, Inc.................................... 402,333  11,969,407
    Preferred Bank....................................  61,311   1,992,607
    Premier Financial Bancorp, Inc....................  30,814     471,762
#   Primerica, Inc.................................... 460,213  20,714,187
#   PrivateBancorp, Inc............................... 651,243  24,506,274
#   ProAssurance Corp................................. 394,056  19,750,087
#   Prosperity Bancshares, Inc........................  35,865   1,520,676
    Provident Financial Holdings, Inc.................  47,157     824,304
#   Provident Financial Services, Inc................. 467,490   9,181,504
    Prudential Bancorp, Inc...........................   8,493     132,661
    Pulaski Financial Corp............................  41,003     583,063
#   Pzena Investment Management, Inc. Class A.........  88,577     682,043
    QC Holdings, Inc..................................  67,835      42,736
#   QCR Holdings, Inc.................................   9,238     212,104
#   Radian Group, Inc................................. 426,942   4,295,037
#   RE/MAX Holdings, Inc. Class A.....................  54,042   1,881,742
#*  Regional Management Corp..........................  44,656     592,139
#   Renasant Corp..................................... 302,144   9,593,072
#   Republic Bancorp, Inc. Class A....................  83,902   2,241,022
#*  Republic First Bancorp, Inc.......................  21,386      88,110
    Resource America, Inc. Class A.................... 125,631     547,751
    Riverview Bancorp, Inc............................  40,565     175,241
#   RLI Corp.......................................... 403,817  23,946,348
*   Royal Bancshares of Pennsylvania, Inc. Class A....  16,590      34,341
#   S&T Bancorp, Inc.................................. 243,296   6,571,425
#*  Safeguard Scientifics, Inc........................ 175,429   2,280,577
#   Safety Insurance Group, Inc....................... 124,565   7,027,957
    Salisbury Bancorp, Inc............................   2,458      72,536
#   Sandy Spring Bancorp, Inc......................... 177,084   4,710,434
    SB Financial Group, Inc...........................     790       8,366

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#*  Seacoast Banking Corp. of Florida.................   157,992 $ 2,341,441
*   Security National Financial Corp. Class A.........     1,728       9,558
*   Select Bancorp, Inc...............................     2,400      19,536
#   Selective Insurance Group, Inc....................   347,072  10,866,824
#   ServisFirst Bancshares, Inc.......................    44,171   1,769,932
    Shore Bancshares, Inc.............................    16,489     188,304
    SI Financial Group, Inc...........................     8,659     120,880
    Sierra Bancorp....................................    48,201     877,258
    Silvercrest Asset Management Group, Inc. Class A..    11,143     120,010
#   Simmons First National Corp. Class A..............   219,552   9,728,349
#   South State Corp..................................   194,710  13,016,363
*   Southcoast Financial Corp.........................        13         177
*   Southern First Bancshares, Inc....................     3,037      68,788
    Southern Missouri Bancorp, Inc....................     2,214      52,583
#   Southern National Bancorp of Virginia, Inc........     1,493      19,543
#   Southside Bancshares, Inc.........................   129,792   2,924,214
    Southwest Bancorp, Inc............................   144,722   2,422,646
    Southwest Georgia Financial Corp..................     1,844      27,070
    StanCorp Financial Group, Inc.....................   309,704  35,510,661
#   State Auto Financial Corp.........................   171,429   3,742,295
#   State Bank Financial Corp.........................    94,535   1,820,744
#   Sterling Bancorp.................................. 1,029,130  16,167,632
    Stewart Information Services Corp.................   187,742   6,657,331
#*  Stifel Financial Corp.............................   348,738  11,668,773
#   Stock Yards Bancorp, Inc..........................    87,762   3,429,739
    Stonegate Bank....................................     4,886     154,740
*   Stratus Properties, Inc...........................    26,622     635,733
    Suffolk Bancorp...................................    87,630   2,452,764
    Summit State Bank.................................       195       2,685
#*  Sun Bancorp, Inc..................................    62,675   1,314,921
    Sussex Bancorp....................................    10,149     129,907
    Symetra Financial Corp............................   825,630  26,436,673
    Synovus Financial Corp............................   376,701  11,500,682
#   Talmer Bancorp, Inc. Class A......................   232,970   3,741,498
#   TCF Financial Corp................................ 1,374,019  16,501,968
#*  Tejon Ranch Co....................................   152,819   2,989,140
#   Territorial Bancorp, Inc..........................    61,773   1,646,250
#   Teton Advisors, Inc. Class A......................       311      15,698
#*  Texas Capital Bancshares, Inc.....................   433,788  15,486,232
    Timberland Bancorp, Inc...........................    76,138     950,964
#   Tiptree Financial, Inc. Class A...................     1,871      12,031
#   Tompkins Financial Corp...........................    79,062   4,429,053
    Towne Bank........................................   127,110   2,423,988
#   Trico Bancshares..................................   152,834   3,898,795
*   Trinity Place Holdings, Inc.......................    34,797     208,086
#*  TriState Capital Holdings, Inc....................    40,217     478,582
#   TrustCo Bank Corp. NY.............................   766,039   4,213,214
#   Trustmark Corp....................................   563,192  12,187,475
#   UMB Financial Corp................................   405,384  19,012,510
#   Umpqua Holdings Corp..............................   356,021   5,155,184
*   Unico American Corp...............................    11,600     119,248
#   Union Bankshares Corp.............................   294,834   6,772,337
#   Union Bankshares, Inc.............................     2,252      61,119

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Bancshares, Inc............................       900 $       14,868
#   United Bankshares, Inc............................   579,993     19,476,165
#   United Community Banks, Inc.......................   482,158      8,707,773
    United Community Financial Corp...................   486,140      2,980,038
    United Financial Bancorp, Inc.....................   385,041      4,350,963
#   United Fire Group, Inc............................   108,500      4,191,355
#   United Insurance Holdings Corp....................   122,678      1,905,189
*   United Security Bancshares........................    30,338        158,061
    Unity Bancorp, Inc................................    10,437        120,339
#   Universal Insurance Holdings, Inc.................   315,546      5,913,332
    Univest Corp. of Pennsylvania.....................   117,853      2,319,347
#   Valley National Bancorp........................... 1,985,076     17,468,669
    Value Line, Inc...................................    26,515        444,922
#   Virtus Investment Partners, Inc...................    79,413      6,988,344
    VSB Bancorp, Inc..................................     1,037         12,662
#   Waddell & Reed Financial, Inc. Class A............    52,312      1,435,441
*   Walker & Dunlop, Inc..............................   288,855      6,920,966
#   Washington Federal, Inc...........................   880,014     18,788,299
#   Washington Trust Bancorp, Inc.....................   106,585      4,205,844
#   Waterstone Financial, Inc.........................   156,855      2,172,442
    Wayne Savings Bancshares, Inc.....................     2,043         25,681
#   Webster Financial Corp............................   635,643     21,084,278
#   WesBanco, Inc.....................................   298,125      8,651,587
#   West BanCorp, Inc.................................    79,208      1,425,744
#   Westamerica Bancorporation........................   202,153      8,828,022
#*  Western Alliance Bancorp..........................   736,332     23,989,697
    Westfield Financial, Inc..........................   119,624        954,600
#   Westwood Holdings Group, Inc......................    42,201      2,000,327
    Wilshire Bancorp, Inc.............................   663,042      7,021,615
    Wintrust Financial Corp...........................   397,851     16,745,549
#   WisdomTree Investments, Inc....................... 1,225,284     14,703,408
#*  World Acceptance Corp.............................    62,610      1,811,933
*   Wright Investors' Service Holdings, Inc...........    13,860         23,562
#   WSFS Financial Corp...............................   162,538      4,723,354
    WVS Financial Corp................................     4,423         50,909
#   Yadkin Financial Corp.............................   120,164      2,792,611
    Your Community Bankshares, Inc....................       795         26,227
                                                                 --------------
Total Financials......................................            2,026,603,818
                                                                 --------------
Health Care -- (8.1%)
#   Abaxis, Inc.......................................   129,406      5,635,631
#   Aceto Corp........................................   276,593      6,320,150
*   Acorda Therapeutics, Inc..........................   332,997     12,260,950
#*  Adamas Pharmaceuticals, Inc.......................    13,301        227,979
#   Adcare Health Systems, Inc........................       970          2,124
#*  Addus HomeCare Corp...............................   120,230      2,550,078
#*  Adeptus Health, Inc. Class A......................    26,897      1,269,000
#*  Affymetrix, Inc...................................   630,848      8,850,797
#*  Air Methods Corp..................................   371,655     14,472,246
#*  Akebia Therapeutics, Inc..........................     1,782         13,062
#*  Albany Molecular Research, Inc....................   225,352      3,677,745
*   Alere, Inc........................................   172,864      6,430,541
#*  Alliance HealthCare Services, Inc.................    49,628        371,217

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
*   Allied Healthcare Products, Inc...................    13,770 $    12,531
#*  Allscripts Healthcare Solutions, Inc.............. 1,567,271  21,596,994
#*  Almost Family, Inc................................    80,343   3,072,316
#*  AMAG Pharmaceuticals, Inc.........................    80,578   1,846,042
#*  Amedisys, Inc.....................................   226,536   8,098,662
#*  American Shared Hospital Services.................    10,189      15,997
#*  AMN Healthcare Services, Inc......................   412,285  11,614,068
#*  Amphastar Pharmaceuticals, Inc....................    29,819     359,319
*   Amsurg Corp.......................................   360,280  26,368,893
#   Analogic Corp.....................................   117,408   8,696,411
#*  AngioDynamics, Inc................................   257,300   2,912,636
#*  ANI Pharmaceuticals, Inc..........................     6,827     218,532
#*  Anika Therapeutics, Inc...........................   138,431   5,207,774
#*  ArQule, Inc.......................................    70,939     124,143
*   Arrhythmia Research Technology, Inc...............     6,674      28,965
#*  Arrowhead Research Corp...........................    29,908     104,080
#*  Assembly Biosciences, Inc.........................    11,766      60,242
#   Atrion Corp.......................................    10,293   3,865,227
*   Bioanalytical Systems, Inc........................     5,617       8,875
#*  BioScrip, Inc.....................................   427,602     765,408
#*  BioSpecifics Technologies Corp....................    64,212   2,451,614
#*  Biota Pharmaceuticals, Inc........................    24,681      39,736
#*  BioTelemetry, Inc.................................   253,957   2,397,354
#*  Bovie Medical Corp................................    49,146     108,121
#*  Bruker Corp.......................................    79,415   1,773,337
#*  Cambrex Corp......................................   317,504  10,998,339
#   Cantel Medical Corp...............................   373,776  22,191,081
#*  Capital Senior Living Corp........................   252,697   4,631,936
#*  Catalent, Inc.....................................    75,549   1,777,668
    Catalyst Biosciences, Inc.........................     6,488      14,339
#*  Celsion Corp......................................     7,476       9,868
*   Charles River Laboratories International, Inc.....   351,864  26,118,865
#   Chemed Corp.......................................   161,619  22,678,378
*   Civitas Solutions, Inc............................    13,334     320,816
#   Computer Programs & Systems, Inc..................    79,161   4,158,327
#*  Concert Pharmaceuticals, Inc......................    82,201   1,255,209
#   CONMED Corp.......................................   141,526   5,227,970
#*  Corcept Therapeutics, Inc.........................    50,432     184,077
#*  Corvel Corp.......................................   149,383   6,814,852
#*  Cross Country Healthcare, Inc.....................   247,410   3,562,704
#   CryoLife, Inc.....................................   253,542   2,492,318
#*  Cumberland Pharmaceuticals, Inc...................   140,275     695,764
#*  Cutera, Inc.......................................    93,260   1,048,242
#*  Cynosure, Inc. Class A............................   211,066   7,640,589
#*  Cytokinetics, Inc.................................     6,999      53,892
#*  Depomed, Inc......................................   503,577   7,724,871
#*  Derma Sciences, Inc...............................     8,080      27,714
    Digirad Corp......................................   120,709     599,924
*   Durect Corp.......................................     5,327       6,392
#*  Emergent Biosolutions, Inc........................   353,603  12,941,870
#*  Endocyte, Inc.....................................     3,082      10,325
#   Ensign Group, Inc. (The)..........................   425,276   9,547,446
*   Enzo Biochem, Inc.................................   189,780     899,557

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*          EPIRUS Biopharmaceuticals, Inc............   4,300 $    13,889
#*          Exactech, Inc.............................  68,062   1,361,921
#*          ExamWorks Group, Inc...................... 328,416   9,018,303
*           Five Star Quality Care, Inc............... 269,050     683,387
#*          Fortress Biotech, Inc.....................   4,900      12,152
#*          Genesis Healthcare, Inc................... 112,217     201,991
#*          Globus Medical, Inc. Class A.............. 619,647  15,460,193
#*          Greatbatch, Inc........................... 266,535  10,290,916
#*          Haemonetics Corp.......................... 420,863  13,316,105
#*          Halyard Health, Inc....................... 119,094   2,953,531
#*          Hanger, Inc............................... 227,243   3,065,508
#*          Harvard Bioscience, Inc................... 203,216     603,552
*           Health Net, Inc........................... 483,608  32,024,522
#           HealthSouth Corp..........................  38,223   1,368,001
#*          HealthStream, Inc......................... 283,046   6,198,707
#*          Healthways, Inc........................... 260,790   3,066,890
            Hill-Rom Holdings, Inc.................... 490,978  23,999,005
#*          HMS Holdings Corp......................... 624,924   7,530,334
*           Icad, Inc.................................  10,251      46,335
#*          ICU Medical, Inc.......................... 151,292  14,561,855
#*          Idera Pharmaceuticals, Inc................  71,129     137,990
*           Ignyta, Inc...............................   3,300      32,934
#*          Impax Laboratories, Inc................... 564,219  21,141,286
#*          InfuSystems Holdings, Inc.................  14,909      41,745
#*          Inogen, Inc............................... 117,139   3,893,700
#*          Inovio Pharmaceuticals, Inc...............  40,448     270,193
#*          Insys Therapeutics, Inc................... 333,854   5,792,367
#*          Integra LifeSciences Holdings Corp........ 301,767  18,543,582
*           Interpace Diagnostics Group, Inc.......... 127,587      34,449
#           Invacare Corp............................. 249,842   3,850,065
#*          iRadimed Corp.............................   1,100      21,395
*           Iridex Corp...............................  50,265     484,052
*           Juniper Pharmaceuticals, Inc..............  21,455     170,353
            Kewaunee Scientific Corp..................  10,935     184,145
#           Kindred Healthcare, Inc................... 565,253   5,460,344
#           Landauer, Inc.............................  67,808   2,077,637
#*          Lannett Co., Inc.......................... 281,152   7,172,188
#           LeMaitre Vascular, Inc.................... 159,560   2,329,576
#*          LHC Group, Inc............................ 163,718   6,208,187
*           LifePoint Health, Inc..................... 275,854  19,251,851
#*          Ligand Pharmaceuticals, Inc............... 165,153  16,510,345
#*          Lipocine, Inc.............................  77,082     698,363
*           LivaNova P.L.C............................ 229,753  12,861,573
#*          Luminex Corp.............................. 299,189   5,741,437
*           Magellan Health, Inc...................... 217,689  12,408,273
#*          Masimo Corp............................... 497,625  18,287,719
#*          Mast Therapeutics, Inc....................   7,400       2,960
(degrees)*  Medcath Corp..............................  65,962          --
#*          Medicines Co. (The)....................... 621,906  21,493,071
#*          MediciNova, Inc...........................  25,896     104,361
#           Meridian Bioscience, Inc.................. 388,994   7,488,135
*           Merit Medical Systems, Inc................ 377,889   6,254,063
*           MGC Diagnostics Corp......................     215       1,475

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
#*  MiMedx Group, Inc.................................     3,062 $    25,476
*   Misonix, Inc......................................    86,409     663,621
#*  Molina Healthcare, Inc............................   388,362  21,324,957
#*  Momenta Pharmaceuticals, Inc......................   301,890   3,749,474
*   Myriad Genetics, Inc..............................   659,904  25,716,459
#   National HealthCare Corp..........................    44,017   2,779,674
#   National Research Corp. Class A...................    89,260   1,346,933
#   National Research Corp. Class B...................    14,736     495,277
#*  Natus Medical, Inc................................   312,358  11,019,990
#*  Nektar Therapeutics...............................   259,017   3,532,992
#*  Neogen Corp.......................................   281,545  14,691,018
#*  NeoGenomics, Inc..................................     7,000      47,740
#*  NewLink Genetics Corp.............................    13,286     323,647
#*  Nobilis Health Corp...............................     2,882       6,081
#*  NuVasive, Inc.....................................   421,047  19,418,688
#*  Ocera Therapeutics, Inc...........................     9,700      26,190
#*  Ohr Pharmaceutical, Inc...........................    18,870      74,159
#*  Omnicell, Inc.....................................   310,633   8,694,618
#*  OraSure Technologies, Inc.........................   168,631     922,412
#*  Orthofix International NV.........................   171,525   6,770,092
#   Owens & Minor, Inc................................   594,795  20,609,647
*   Pain Therapeutics, Inc............................   180,255     292,013
#*  PAREXEL International Corp........................   360,781  23,075,553
    PDL BioPharma, Inc................................   694,501   2,180,733
#*  Pernix Therapeutics Holdings, Inc.................    65,748     143,331
*   PharMerica Corp...................................   258,940   7,687,929
#   Phibro Animal Health Corp. Class A................   112,938   3,789,070
#*  Pozen, Inc........................................   161,847   1,060,098
#*  Prestige Brands Holdings, Inc.....................   498,867  23,287,112
#*  Progenics Pharmaceuticals, Inc....................   137,674     574,101
*   ProPhase Labs, Inc................................    15,982      19,498
#*  Providence Service Corp. (The)....................   142,877   6,343,739
#*  pSivida Corp......................................     9,492      32,368
    Psychemedics Corp.................................     6,901      64,800
#   Quality Systems, Inc..............................   483,183   6,334,529
#*  Quidel Corp.......................................   234,250   3,991,620
#*  RadNet, Inc.......................................   325,311   1,945,360
#*  Repligen Corp.....................................   240,109   5,318,414
#*  Rigel Pharmaceuticals, Inc........................   407,140   1,119,635
*   RTI Surgical, Inc.................................   474,559   1,523,334
#*  Sagent Pharmaceuticals, Inc.......................   237,026   3,581,463
#*  SciClone Pharmaceuticals, Inc.....................   467,053   3,731,753
#*  SeaSpine Holdings Corp............................    86,590   1,252,091
#   Select Medical Holdings Corp...................... 1,001,968   9,548,755
#   Simulations Plus, Inc.............................    53,864     598,429
    Span-America Medical Systems, Inc.................    12,193     235,325
#*  Spectrum Pharmaceuticals, Inc.....................   280,684   1,392,193
#*  Sucampo Pharmaceuticals, Inc. Class A.............   453,330   5,734,625
#*  Supernus Pharmaceuticals, Inc.....................   389,825   4,420,616
*   Surgical Care Affiliates, Inc.....................   158,497   6,763,067
*   SurModics, Inc....................................   116,602   2,326,210
*   Symmetry Surgical, Inc............................    68,418     603,447
#*  Tenax Therapeutics, Inc...........................     3,212       8,448

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
#*  Theravance Biopharma, Inc.........................   9,360 $    153,691
#*  Tonix Pharmaceuticals Holding Corp................  29,344      142,025
#*  TransEnterix, Inc.................................   5,765       15,911
#*  Triple-S Management Corp. Class B................. 184,502    4,112,550
#   Universal American Corp........................... 546,342    3,452,881
#   US Physical Therapy, Inc.......................... 103,426    5,290,240
#   Utah Medical Products, Inc........................  17,765    1,001,413
#*  Vascular Solutions, Inc........................... 157,430    4,307,285
#*  Verastem, Inc.....................................  19,273       23,128
#*  Versartis, Inc....................................   1,080       12,031
#*  Vitae Pharmaceuticals, Inc........................  27,573      270,215
*   Vocera Communications, Inc........................   9,154      131,726
*   WellCare Health Plans, Inc........................  61,753    4,691,993
#   West Pharmaceutical Services, Inc.................  31,752    1,816,849
#*  Wright Medical Group NV........................... 113,404    2,262,410
#*  Zafgen, Inc.......................................  11,135       74,048
#*  Zogenix, Inc......................................   4,061       38,498
                                                               ------------
Total Health Care.....................................          961,204,739
                                                               ------------
Industrials -- (14.3%)
#   AAON, Inc......................................... 441,258    9,500,285
#   AAR Corp.......................................... 253,645    5,329,081
#   ABM Industries, Inc............................... 509,086   15,287,853
#   Acacia Research Corp.............................. 215,375      805,503
#*  ACCO Brands Corp.................................. 785,905    4,770,443
*   Accuride Corp..................................... 118,803       99,913
    Acme United Corp..................................   7,500      103,875
#*  Active Power, Inc.................................  65,563       76,053
#   Actuant Corp. Class A............................. 468,240   10,900,627
#   Advanced Drainage Systems, Inc....................  66,381    1,498,883
#*  Advisory Board Co. (The).......................... 356,015   16,294,807
#*  Aegion Corp....................................... 256,792    4,629,960
*   AeroCentury Corp..................................   2,989       32,341
#*  Aerojet Rocketdyne Holdings, Inc.................. 492,644    8,103,994
#*  Aerovironment, Inc................................ 220,520    5,625,465
#   Air Lease Corp....................................  74,524    1,919,738
*   Air Transport Services Group, Inc................. 383,674    3,733,148
#   Aircastle, Ltd.................................... 212,395    3,646,822
#   Alamo Group, Inc..................................  65,015    3,447,745
#   Albany International Corp. Class A................ 225,807    7,659,373
#   Allegiant Travel Co............................... 155,295   24,920,189
    Allied Motion Technologies, Inc...................  73,892    1,443,850
*   Alpha PRO Tech, Ltd...............................   7,903       13,040
#   Altra Industrial Motion Corp...................... 238,905    5,365,806
    AMERCO............................................  72,702   26,656,188
*   Ameresco, Inc. Class A............................  96,667      526,835
#   American Railcar Industries, Inc.................. 112,622    5,113,039
#   American Science & Engineering, Inc...............  51,469    1,847,222
#*  American Superconductor Corp......................   5,712       35,814
#*  American Woodmark Corp............................ 160,467   11,072,223
*   AMREP Corp........................................   8,340       32,693
    Apogee Enterprises, Inc........................... 270,751   10,770,475
#   Applied Industrial Technologies, Inc.............. 323,984   12,453,945

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
*   ARC Document Solutions, Inc.......................   349,727 $ 1,290,493
    ArcBest Corp......................................   180,250   3,700,533
    Argan, Inc........................................   135,433   4,079,242
*   Armstrong World Industries, Inc...................   464,886  17,981,790
#*  Arotech Corp......................................    82,319     170,400
    Art's-Way Manufacturing Co., Inc..................       400       1,124
#   Astec Industries, Inc.............................   156,988   5,855,652
#*  Astronics Corp....................................   139,259   4,489,710
#*  Astronics Corp. Class B...........................    59,798   1,938,950
#*  Atlas Air Worldwide Holdings, Inc.................   168,143   6,175,892
*   Avalon Holdings Corp. Class A.....................    41,336      69,238
#   AZZ, Inc..........................................   230,099  11,845,497
*   Babcock & Wilcox Enterprises, Inc.................   137,450   2,838,343
#   Barnes Group, Inc.................................   433,920  14,106,739
#   Barrett Business Services, Inc....................    27,438   1,074,746
#*  Beacon Roofing Supply, Inc........................   557,167  22,565,264
*   Blount International, Inc.........................   358,943   3,338,170
#*  Blue Bird Corp....................................     9,095      89,131
*   BlueLinx Holdings, Inc............................   119,501      46,605
*   BMC Stock Holdings, Inc...........................    70,305   1,010,283
#   Brady Corp. Class A...............................   329,937   7,403,786
#   Briggs & Stratton Corp............................   316,280   6,218,065
#   Brink's Co. (The).................................   414,367  12,182,390
#*  Builders FirstSource, Inc.........................   929,689   7,465,403
    BWX Technologies, Inc.............................   459,490  13,757,131
*   CAI International, Inc............................   121,451     759,069
#*  Casella Waste Systems, Inc. Class A...............   422,751   2,515,368
*   CBIZ, Inc.........................................   404,604   4,086,500
    CDI Corp..........................................    96,199     494,463
#   CEB, Inc..........................................   277,504  16,367,186
#   CECO Environmental Corp...........................   122,620     956,436
#   Celadon Group, Inc................................   182,562   1,449,542
#*  Chart Industries, Inc.............................   166,952   2,706,292
#   Chicago Rivet & Machine Co........................     4,623     111,114
    CIRCOR International, Inc.........................   128,084   4,545,701
*   Civeo Corp........................................   121,947     131,703
#   CLARCOR, Inc......................................   367,676  17,229,297
#*  Clean Harbors, Inc................................   230,210  10,200,605
#   Columbus McKinnon Corp............................   137,496   1,966,193
    Comfort Systems USA, Inc..........................   363,146  10,291,558
#*  Commercial Vehicle Group, Inc.....................   201,127     623,494
    Compx International, Inc..........................     9,814      99,121
    Conrad Industries, Inc............................     6,600     124,410
#*  Continental Building Products, Inc................   251,868   3,762,908
*   Continental Materials Corp........................       397       4,210
#   Covanta Holding Corp.............................. 1,106,158  15,641,074
#*  Covenant Transportation Group, Inc. Class A.......   153,009   2,988,266
#*  CPI Aerostructures, Inc...........................    28,946     253,567
*   CRA International, Inc............................    38,940     725,452
#   Crane Co..........................................   168,795   8,061,649
#   Cubic Corp........................................   178,374   7,127,825
    Curtiss-Wright Corp...............................   283,508  19,562,052
#   Deluxe Corp.......................................   417,515  23,339,089

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   DigitalGlobe, Inc................................. 501,623 $ 6,571,261
    Douglas Dynamics, Inc............................. 202,879   4,029,177
*   Ducommun, Inc.....................................  80,585   1,192,658
#*  DXP Enterprises, Inc.............................. 100,232   1,571,638
#*  Dycom Industries, Inc............................. 337,048  22,332,801
#   Dynamic Materials Corp............................  65,489     400,138
    Eastern Co. (The).................................  20,021     332,549
#*  Echo Global Logistics, Inc........................ 244,431   5,379,926
    Ecology and Environment, Inc. Class A.............  10,494     104,205
#   EMCOR Group, Inc.................................. 593,283  27,113,033
#   Encore Wire Corp.................................. 146,178   5,439,283
#*  Energy Focus, Inc.................................  15,223     162,886
#*  Energy Recovery, Inc.............................. 163,092   1,011,170
#   EnerSys........................................... 370,937  17,964,479
#   Engility Holdings, Inc............................  80,275   1,084,515
#   Ennis, Inc........................................ 135,235   2,700,643
#   EnPro Industries, Inc............................. 185,977   8,270,397
*   Environmental Tectonics Corp......................   7,400       4,995
    EnviroStar, Inc...................................   7,443      28,879
*   Erickson, Inc.....................................     953       1,696
    ESCO Technologies, Inc............................ 180,363   6,209,898
    Espey Manufacturing & Electronics Corp............  13,081     321,793
    Essendant, Inc.................................... 278,112   8,304,424
#*  Esterline Technologies Corp....................... 219,032  17,240,009
#   Exponent, Inc..................................... 236,781  12,149,233
#   Federal Signal Corp............................... 690,650  10,214,714
#   Forward Air Corp.................................. 268,280  11,578,965
*   Franklin Covey Co................................. 132,265   2,342,413
#   Franklin Electric Co., Inc........................ 365,666   9,975,368
    FreightCar America, Inc...........................  90,077   1,715,967
#*  FTI Consulting, Inc............................... 335,665  11,375,687
#*  Fuel Tech, Inc.................................... 139,356     250,841
*   Furmanite Corp.................................... 242,937   1,272,990
#   G&K Services, Inc. Class A........................ 187,379  12,063,460
#   GATX Corp......................................... 256,456  10,509,567
#*  Genco Shipping & Trading, Ltd.....................  27,457      27,732
#*  Gencor Industries, Inc............................   5,287      62,334
#*  Generac Holdings, Inc............................. 317,598   9,026,135
#   General Cable Corp................................ 409,258   4,796,504
*   Genesee & Wyoming, Inc. Class A...................     827      41,003
*   Gibraltar Industries, Inc......................... 191,690   4,071,496
#   Global Brass & Copper Holdings, Inc............... 190,044   3,935,811
#   Global Power Equipment Group, Inc.................  55,129     144,438
*   Goldfield Corp. (The).............................  82,499     105,599
#   Gorman-Rupp Co. (The)............................. 158,700   4,034,154
#*  GP Strategies Corp................................ 147,964   3,579,249
#   Graham Corp.......................................  61,076   1,056,615
#   Granite Construction, Inc......................... 331,897  12,821,181
#*  Great Lakes Dredge & Dock Corp.................... 454,324   1,562,875
#   Greenbrier Cos., Inc. (The)....................... 202,054   5,225,116
#   Griffon Corp...................................... 268,088   4,069,576
#   H&E Equipment Services, Inc....................... 290,439   3,383,614
    Hardinge, Inc.....................................  69,709     615,530

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Harsco Corp.......................................   548,847 $ 3,534,575
#*  Hawaiian Holdings, Inc............................   515,895  18,164,663
#*  HC2 Holdings, Inc.................................     4,890      18,582
#   Healthcare Services Group, Inc....................   439,531  15,546,211
#   Heartland Express, Inc............................   789,258  13,535,775
#   HEICO Corp........................................   177,965   9,912,651
#   HEICO Corp. Class A...............................   172,444   8,001,402
    Heidrick & Struggles International, Inc...........   144,438   3,807,386
#*  Heritage-Crystal Clean, Inc.......................    11,498     109,691
#   Herman Miller, Inc................................   530,526  13,592,076
#*  Hill International, Inc...........................   194,332     656,842
    Hillenbrand, Inc..................................   517,103  14,003,149
#   HNI Corp..........................................   370,350  12,599,307
#   Houston Wire & Cable Co...........................   117,318     646,422
#*  Hub Group, Inc. Class A...........................   321,434   9,794,094
*   Hudson Global, Inc................................   123,326     332,980
#*  Hudson Technologies, Inc..........................    84,845     251,990
    Hurco Cos., Inc...................................    46,448   1,254,096
#*  Huron Consulting Group, Inc.......................   193,166  10,838,544
#*  Huttig Building Products, Inc.....................   100,706     321,252
    Hyster-Yale Materials Handling, Inc...............   100,927   5,242,148
*   ICF International, Inc............................   116,835   3,996,925
#*  InnerWorkings, Inc................................   167,234   1,180,672
#*  Innovative Solutions & Support, Inc...............    46,017     121,485
    Insperity, Inc....................................   218,621   9,822,642
#   Insteel Industries, Inc...........................   137,440   3,368,654
*   Integrated Electrical Services, Inc...............    47,124     578,211
#   Intelligent Systems Corp..........................    32,937      97,823
    Interface, Inc....................................   561,517   9,484,022
#   International Shipholding Corp....................     3,855       5,204
#*  Intersections, Inc................................    93,658     242,574
    ITT Corp..........................................    90,799   2,946,428
#*  JetBlue Airways Corp.............................. 1,079,213  22,998,029
#   John Bean Technologies Corp.......................   275,606  12,625,511
    Kadant, Inc.......................................    37,897   1,470,783
#   Kaman Corp........................................   186,336   7,423,626
#   KBR, Inc.......................................... 1,043,550  14,881,023
#   Kelly Services, Inc. Class A......................   246,469   4,086,456
    Kelly Services, Inc. Class B......................       350       5,721
#   Kennametal, Inc...................................   382,231   6,765,489
*   Key Technology, Inc...............................    20,756     150,481
#*  KEYW Holding Corp. (The)..........................    16,970      79,759
    Kforce, Inc.......................................   265,129   5,912,377
    Kimball International, Inc. Class B...............   260,665   2,512,811
#*  KLX, Inc..........................................    31,121     909,667
#   Knight Transportation, Inc........................   778,793  19,057,065
#   Knoll, Inc........................................   421,017   7,725,662
#   Korn/Ferry International..........................   485,144  14,947,287
#*  Kratos Defense & Security Solutions, Inc..........   422,834   1,348,840
#   Landstar System, Inc..............................   403,128  23,143,579
#*  Lawson Products, Inc..............................    47,538     921,286
#*  Layne Christensen Co..............................   106,626     545,925
#   LB Foster Co. Class A.............................    61,015     703,503

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   Lindsay Corp......................................    78,444 $ 5,517,751
*   LMI Aerospace, Inc................................   104,013   1,026,608
    LS Starrett Co. (The) Class A.....................    31,156     300,032
#   LSI Industries, Inc...............................   180,958   2,088,255
#*  Lydall, Inc.......................................    81,716   2,308,477
#*  Manitex International, Inc........................     8,718      44,462
#   Manitowoc Co., Inc. (The)......................... 1,022,056  16,087,161
#   Marten Transport, Ltd.............................   225,431   3,782,732
#*  MasTec, Inc.......................................   559,347   8,636,318
*   Mastech Holdings, Inc.............................     2,673      17,882
    Matson, Inc.......................................   399,288  16,135,228
#   Matthews International Corp. Class A..............   291,341  14,540,829
#   McGrath RentCorp..................................   136,403   3,329,597
#*  Meritor, Inc......................................   868,465   5,931,616
*   MFRI, Inc.........................................    39,691     254,022
#   Miller Industries, Inc............................    72,894   1,566,492
*   Mistras Group, Inc................................   184,064   4,158,006
#   Mobile Mini, Inc..................................   376,149   9,749,782
#*  Moog, Inc. Class A................................   277,067  12,836,514
*   Moog, Inc. Class B................................    10,012     451,041
#*  MRC Global, Inc...................................   388,858   3,908,023
#   MSA Safety, Inc...................................   313,190  13,404,532
#   Mueller Industries, Inc...........................   480,192  12,220,886
#   Mueller Water Products, Inc. Class A.............. 1,372,207  11,265,819
#   Multi-Color Corp..................................   151,724   9,563,164
#*  MYR Group, Inc....................................   164,047   3,282,580
    National Presto Industries, Inc...................    27,933   2,209,221
*   Navigant Consulting, Inc..........................   370,469   5,849,706
*   NCI Building Systems, Inc.........................    89,786     931,979
*   NL Industries, Inc................................   147,389     306,569
#   NN, Inc...........................................   205,648   2,492,454
#*  Nortek, Inc.......................................    18,894     736,677
#*  Northwest Pipe Co.................................    60,707     580,966
*   NV5 Global, Inc...................................    30,696     582,610
#   Omega Flex, Inc...................................    26,992     798,963
*   On Assignment, Inc................................   496,825  19,202,286
*   Orbit International Corp..........................     1,977       6,623
#*  Orion Energy Systems, Inc.........................    91,635     186,019
#*  Orion Marine Group, Inc...........................   116,772     421,547
#   Oshkosh Corp......................................    41,527   1,367,484
#*  PAM Transportation Services, Inc..................    36,941     954,186
    Park-Ohio Holdings Corp...........................    79,269   2,261,545
#*  Patrick Industries, Inc...........................   133,840   4,677,708
#*  Patriot Transportation Holding, Inc...............    12,982     290,278
*   Pendrell Corp.....................................   106,359      57,423
*   Performant Financial Corp.........................   273,626     467,900
#*  PGT, Inc..........................................   407,576   3,994,245
#*  Ply Gem Holdings, Inc.............................   164,027   1,635,349
    Powell Industries, Inc............................    69,534   1,741,131
#*  Power Solutions International, Inc................     3,235      38,658
*   PowerSecure International, Inc....................   191,076   2,098,014
#   Preformed Line Products Co........................    22,931     867,250
#   Primoris Services Corp............................   384,359   7,837,080

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Proto Labs, Inc................................... 194,360 $10,687,856
#   Providence and Worcester Railroad Co..............   5,591      72,683
#   Quad/Graphics, Inc................................  63,556     640,644
#   Quanex Building Products Corp..................... 293,951   5,441,033
#*  Radiant Logistics, Inc............................ 159,503     527,955
#   Raven Industries, Inc............................. 316,724   4,754,027
#*  RBC Bearings, Inc................................. 182,889  10,850,804
    RCM Technologies, Inc............................. 146,273     726,977
    Regal Beloit Corp.................................  49,598   2,787,904
#*  Republic Airways Holdings, Inc.................... 282,118     600,911
#   Resources Connection, Inc......................... 314,369   4,750,116
#*  Rexnord Corp...................................... 678,291  11,103,624
#*  Roadrunner Transportation Systems, Inc............ 228,447   1,809,300
#*  RPX Corp.......................................... 358,028   4,145,964
#   RR Donnelley & Sons Co............................ 901,310  12,591,301
#*  Rush Enterprises, Inc. Class A.................... 201,562   3,849,834
#*  Rush Enterprises, Inc. Class B....................  37,831     710,466
#*  Saia, Inc......................................... 198,041   4,236,097
    Servotronics, Inc.................................   1,500      11,213
*   SIFCO Industries, Inc.............................  18,366     142,337
#   Simpson Manufacturing Co., Inc.................... 410,970  13,409,951
#   SkyWest, Inc...................................... 258,305   3,879,741
*   SL Industries, Inc................................  23,596     707,880
*   SP Plus Corp...................................... 117,559   2,639,200
#*  Sparton Corp......................................  56,033     960,406
#   Standex International Corp........................ 107,481   7,762,278
#   Steelcase, Inc. Class A........................... 853,685  10,893,021
#*  Sterling Construction Co., Inc.................... 124,123     667,782
#   Sun Hydraulics Corp............................... 199,918   5,089,912
    Supreme Industries, Inc. Class A.................. 113,237     659,039
#*  Swift Transportation Co........................... 168,254   2,744,223
#   TAL International Group, Inc...................... 237,583   2,679,936
#*  Taser International, Inc.......................... 388,100   5,972,859
*   Taylor Devices, Inc...............................     769      10,728
#*  Team, Inc......................................... 172,009   4,128,216
*   Tel-Instrument Electronics Corp...................   8,400      32,928
#*  Teledyne Technologies, Inc........................  48,099   3,908,044
#   Tennant Co........................................ 164,870   8,921,116
    Terex Corp........................................ 133,355   2,987,152
#   Tetra Tech, Inc................................... 459,619  12,175,307
#   Textainer Group Holdings, Ltd..................... 237,793   2,532,495
#*  Thermon Group Holdings, Inc....................... 209,694   3,527,053
#   Timken Co. (The).................................. 302,354   8,027,499
#   Titan International, Inc.......................... 346,121   1,038,363
#*  Titan Machinery, Inc..............................  99,135     841,656
#   Toro Co. (The).................................... 115,312   8,593,050
*   Transcat, Inc.....................................   5,600      54,656
*   TRC Cos., Inc..................................... 348,505   3,077,299
#*  Trex Co., Inc..................................... 259,528   9,747,872
*   TriMas Corp....................................... 336,180   5,812,552
#*  TriNet Group, Inc.................................  57,819     855,721
#   Triumph Group, Inc................................  77,340   1,972,170
*   TrueBlue, Inc..................................... 344,845   7,876,260

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  Tutor Perini Corp.................................   354,513 $    4,683,117
#   Twin Disc, Inc....................................    61,648        705,253
*   Ultralife Corp....................................    67,159        378,105
#   UniFirst Corp.....................................   125,430     13,207,779
#   Universal Forest Products, Inc....................   120,399      8,294,287
#   Universal Truckload Services, Inc.................    71,947        928,836
#   US Ecology, Inc...................................   183,513      6,233,937
*   USA Truck, Inc....................................    74,924      1,211,521
#   Valmont Industries, Inc...........................   187,919     20,030,286
*   Vectrus, Inc......................................    44,623        881,750
#*  Veritiv Corp......................................     9,014        278,082
*   Versar, Inc.......................................    61,480        159,848
#   Viad Corp.........................................   135,892      4,004,737
#*  Vicor Corp........................................   108,488        911,299
*   Virco Manufacturing Corp..........................    30,131         93,406
#*  Virgin America, Inc...............................    37,196      1,147,497
#*  Volt Information Sciences, Inc....................   134,933      1,034,936
#   VSE Corp..........................................    20,364      1,221,840
#*  Wabash National Corp..............................   628,893      6,955,557
    Watsco, Inc. Class B..............................    11,657      1,355,301
#   Watts Water Technologies, Inc. Class A............   232,751     11,467,642
#   Werner Enterprises, Inc...........................   643,839     15,548,712
#*  Wesco Aircraft Holdings, Inc......................   491,266      5,546,393
#*  WESCO International, Inc..........................    27,785      1,121,958
#   West Corp.........................................   383,132      6,938,521
*   Willdan Group, Inc................................    64,524        552,325
*   Willis Lease Finance Corp.........................    26,350        466,659
#   Woodward, Inc.....................................   257,519     11,894,803
#   WSI Industries, Inc...............................     1,900          7,676
*   Xerium Technologies, Inc..........................    42,115        378,193
#*  XPO Logistics, Inc................................   155,867      3,561,561
#*  YRC Worldwide, Inc................................   250,656      2,591,783
                                                                 --------------
Total Industrials.....................................            1,694,962,616
                                                                 --------------
Information Technology -- (15.0%)
#*  ACI Worldwide, Inc................................ 1,010,988     18,096,685
*   Actua Corp........................................   307,618      2,910,066
#*  Acxiom Corp.......................................   648,443     12,125,884
*   ADDvantage Technologies Group, Inc................     6,085         10,649
#   ADTRAN, Inc.......................................   445,852      8,096,672
*   Advanced Energy Industries, Inc...................   342,583      9,619,731
*   Aehr Test Systems.................................     5,205          7,131
#*  Agilysys, Inc.....................................   199,878      1,978,792
#*  Alliance Fiber Optic Products, Inc................   137,277      1,972,670
#*  Alpha & Omega Semiconductor, Ltd..................    55,502        530,044
#   American Software, Inc. Class A...................   184,535      1,795,526
#*  Amkor Technology, Inc............................. 1,345,427      8,260,922
#*  Amtech Systems, Inc...............................    61,979        351,421
*   ANADIGICS, Inc....................................     9,137          6,305
*   Angie's List, Inc.................................    43,883        372,567
#*  Anixter International, Inc........................   210,978     10,430,752
#*  Applied Optoelectronics, Inc......................    18,886        309,164
#*  Aspen Technology, Inc.............................    86,318      2,800,156

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
            Astro-Med, Inc............................    30,318 $   475,689
#           Atmel Corp................................   234,760   1,892,166
*           Autobytel, Inc............................   118,054   2,154,485
*           AVG Technologies NV.......................   455,978   8,604,305
*           Aviat Networks, Inc.......................   221,604     163,366
#*          Avid Technology, Inc......................   276,435   1,962,688
#           AVX Corp..................................   204,577   2,348,544
*           Aware, Inc................................    95,329     282,174
*           Axcelis Technologies, Inc.................   940,869   2,465,077
*           AXT, Inc..................................   265,330     665,978
#           Badger Meter, Inc.........................   126,010   7,035,138
#*          Bankrate, Inc.............................   383,393   4,386,016
#*          Barracuda Networks, Inc...................   119,890   1,268,436
#*          Bazaarvoice, Inc..........................    87,690     317,438
            Bel Fuse, Inc. Class A....................     8,954     122,580
#           Bel Fuse, Inc. Class B....................    53,796     816,085
#           Belden, Inc...............................   275,451  11,767,267
#*          Benchmark Electronics, Inc................   241,894   5,079,774
#*          Benefitfocus, Inc.........................     8,568     249,843
#           Black Box Corp............................    86,422     658,536
#           Blackbaud, Inc............................   420,030  25,823,444
#*          Blackhawk Network Holdings, Inc...........   523,652  19,736,444
#*          Blucora, Inc..............................   299,787   2,587,162
(degrees)*  Bogen Corp................................    11,900          --
#*          Bottomline Technologies de, Inc...........   224,820   6,479,312
*           BroadVision, Inc..........................    18,154     102,570
            Brooks Automation, Inc....................   513,901   4,897,477
*           BSQUARE Corp..............................   112,318     690,756
#*          Cabot Microelectronics Corp...............   213,320   8,669,325
#*          CACI International, Inc. Class A..........   189,576  15,748,078
#*          CalAmp Corp...............................   423,454   7,198,718
*           Calix, Inc................................   399,749   3,070,072
*           Carbonite, Inc............................    12,335     110,645
#*          Cardtronics, Inc..........................   424,822  13,088,766
*           Cartesian, Inc............................    42,154      82,200
#*          Cascade Microtech, Inc....................   125,584   1,990,506
#           Cass Information Systems, Inc.............    67,305   3,425,824
#*          Ceva, Inc.................................   168,534   3,901,562
            Checkpoint Systems, Inc...................   260,350   1,687,068
*           CIBER, Inc................................   558,233   1,814,257
#*          Ciena Corp................................ 1,305,201  23,193,422
#*          Cimpress NV...............................   242,558  19,045,654
#*          Cirrus Logic, Inc.........................   523,342  18,170,434
#*          Clearfield, Inc...........................    83,859   1,241,113
#           Cognex Corp...............................   315,032  10,159,782
#*          Coherent, Inc.............................   194,823  15,053,973
            Cohu, Inc.................................   203,289   2,461,830
            Communications Systems, Inc...............    32,263     232,939
#*          CommVault Systems, Inc....................    15,661     587,601
            Computer Task Group, Inc..................    91,131     538,584
            Comtech Telecommunications Corp...........   112,763   2,201,134
            Concurrent Computer Corp..................    48,574     245,784
*           Constant Contact, Inc.....................   212,671   6,722,530

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#   Convergys Corp....................................   524,495 $12,818,658
#*  CoreLogic, Inc....................................   642,817  22,948,567
*   Covisint Corp.....................................   175,089     369,438
#*  Cray, Inc.........................................   326,323  12,853,863
#*  Cree, Inc.........................................    49,978   1,400,883
#   CSG Systems International, Inc....................   309,284  10,806,383
    CSP, Inc..........................................     8,385      46,956
#   CTS Corp..........................................   202,527   3,189,800
#*  CUI Global, Inc...................................    10,370      76,116
#*  CVD Equipment Corp................................    10,329      88,520
*   CyberOptics Corp..................................    28,233     247,039
#   Cypress Semiconductor Corp........................ 1,209,299   9,505,090
#   Daktronics, Inc...................................   355,099   2,851,445
*   Data I/O Corp.....................................     7,300      15,914
#*  Datalink Corp.....................................   161,624   1,160,460
*   Datawatch Corp....................................     8,312      34,162
#*  Demand Media, Inc.................................   183,385     924,260
#*  Determine, Inc....................................    10,332      25,107
#*  DHI Group, Inc....................................   478,122   4,451,316
#   Diebold, Inc......................................   606,793  16,820,302
*   Digi International, Inc...........................   123,745   1,128,554
#*  Digimarc Corp.....................................    25,989     929,886
#*  Diodes, Inc.......................................   343,629   6,573,623
#*  DSP Group, Inc....................................   155,598   1,489,073
#*  DTS, Inc..........................................   145,353   3,238,465
#   EarthLink Holdings Corp...........................   989,273   5,856,496
#*  Eastman Kodak Co..................................       400       3,648
#   Ebix, Inc.........................................   168,578   5,751,881
*   Edgewater Technology, Inc.........................    43,768     340,953
#   Electro Rent Corp.................................   123,482   1,079,233
*   Electro Scientific Industries, Inc................   198,566   1,199,339
*   Electronics for Imaging, Inc......................   451,142  18,668,256
#*  Ellie Mae, Inc....................................   163,729  11,433,196
*   ELXSI Corp........................................     1,800      31,050
#*  eMagin Corp.......................................    63,552      86,431
#*  Emcore Corp.......................................   193,653   1,173,537
#*  Endurance International Group Holdings, Inc.......    52,681     483,612
#*  EnerNOC, Inc......................................   209,634   1,100,578
#*  Entegris, Inc..................................... 1,148,718  13,394,052
#*  Envestnet, Inc....................................   100,608   2,359,258
#*  EPAM Systems, Inc.................................   389,403  29,166,285
#   Epiq Systems, Inc.................................   230,920   2,891,118
*   ePlus, Inc........................................    24,069   2,279,575
*   Euronet Worldwide, Inc............................   422,803  33,726,995
#*  Everi Holdings, Inc...............................   465,501   1,308,058
#*  Everyday Health, Inc..............................     6,143      28,258
    Evolving Systems, Inc.............................     9,500      50,445
#*  Exar Corp.........................................   352,164   1,936,902
*   ExlService Holdings, Inc..........................   312,925  13,662,305
#*  Extreme Networks, Inc.............................   454,145   1,253,440
#*  Fabrinet..........................................   272,246   6,781,648
#   Fair Isaac Corp...................................   256,448  24,508,735
*   Fairchild Semiconductor International, Inc........   900,322  18,447,598

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  FalconStor Software, Inc..........................   120,749 $   224,593
#*  FARO Technologies, Inc............................   124,302   3,190,832
#   FEI Co............................................    94,832   6,870,578
#*  Finisar Corp......................................   724,354   9,199,296
#*  FormFactor, Inc...................................   416,672   3,462,544
#   Forrester Research, Inc...........................   151,506   4,843,647
*   Frequency Electronics, Inc........................    47,309     420,104
*   GigOptix, Inc.....................................    36,619     114,251
    GlobalScape, Inc..................................    45,083     153,282
#*  Glu Mobile, Inc...................................    79,505     175,706
#*  GrubHub, Inc......................................   181,343   3,418,316
#*  GSE Systems, Inc..................................    72,970     153,967
*   GSI Group, Inc....................................   135,506   1,674,854
#*  GSI Technology, Inc...............................    67,635     233,341
#*  GTT Communications, Inc...........................   191,136   2,846,015
#   Hackett Group, Inc. (The).........................   266,497   3,936,161
#*  Harmonic, Inc.....................................   697,356   2,301,275
    Heartland Payment Systems, Inc....................   322,867  29,729,593
*   Higher One Holdings, Inc..........................   151,314     528,086
#*  Hutchinson Technology, Inc........................   216,492     801,020
#*  ID Systems, Inc...................................    38,571     154,670
#*  Identiv, Inc......................................    19,447      36,949
*   IEC Electronics Corp..............................    22,555      76,010
*   II-VI, Inc........................................   353,465   7,352,072
*   Image Sensing Systems, Inc........................     3,600      11,520
#*  Imation Corp......................................   175,886     147,691
#*  Immersion Corp....................................    91,211     773,469
#*  Infinera Corp.....................................   864,584  13,245,427
*   Innodata, Inc.....................................    94,865     228,625
#*  Inphi Corp........................................   100,004   2,775,111
*   Insight Enterprises, Inc..........................   280,238   6,622,024
#*  Integrated Device Technology, Inc................. 1,219,213  31,065,547
#   InterDigital, Inc.................................   306,673  13,812,552
#*  Internap Corp.....................................   411,186   1,587,178
#   Intersil Corp. Class A............................ 1,063,763  13,828,919
*   inTEST Corp.......................................    43,077     172,308
*   Intevac, Inc......................................   138,996     621,312
*   IntraLinks Holdings, Inc..........................   402,642   3,245,295
*   IntriCon Corp.....................................    23,513     175,877
#*  Inuvo, Inc........................................   124,743     293,146
#*  iPass, Inc........................................   464,144     417,730
*   Iteris, Inc.......................................    24,274      51,704
#*  Itron, Inc........................................   299,848   9,882,990
*   Ixia..............................................   648,061   6,201,944
    IXYS Corp.........................................   215,114   2,566,310
#   j2 Global, Inc....................................   362,759  26,303,655
#*  Kemet Corp........................................   239,988     355,182
*   Key Tronic Corp...................................    52,737     399,746
*   Kimball Electronics, Inc..........................   133,643   1,341,776
#*  Knowles Corp......................................   134,448   1,828,493
#*  Kopin Corp........................................   510,136     984,562
*   Kulicke & Soffa Industries, Inc...................   546,973   5,535,367
*   KVH Industries, Inc...............................   117,981   1,138,517

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Lantronix, Inc....................................   2,333 $     2,648
#*  Lattice Semiconductor Corp........................ 865,747   4,207,530
    Leidos Holdings, Inc..............................  64,788   2,988,023
#   Lexmark International, Inc. Class A............... 460,843  13,000,381
*   LGL Group, Inc. (The).............................   7,103      25,784
#*  Lightpath Technologies, Inc. Class A..............   1,850       5,402
#*  Limelight Networks, Inc........................... 748,860     936,075
#*  Lionbridge Technologies, Inc...................... 561,227   2,598,481
#*  Liquidity Services, Inc...........................  50,261     327,199
#   Littelfuse, Inc................................... 203,757  20,762,838
*   LoJack Corp.......................................  83,833     449,345
*   Lumentum Holdings, Inc............................ 267,995   5,287,541
#*  M/A-COM Technology Solutions Holdings, Inc........ 355,067  13,670,079
#*  Magnachip Semiconductor Corp...................... 106,052     485,718
#*  Manhattan Associates, Inc......................... 529,725  30,538,646
#   ManTech International Corp. Class A............... 167,622   4,832,542
    Marchex, Inc. Class B............................. 123,848     473,099
#*  Marin Software, Inc...............................   7,200      24,408
#*  Mattersight Corp..................................  26,897     146,858
*   Mattson Technology, Inc........................... 428,552   1,495,646
#   MAXIMUS, Inc...................................... 211,762  11,301,738
#*  MaxLinear, Inc. Class A...........................  83,367   1,282,184
#*  Maxwell Technologies, Inc......................... 203,275   1,416,827
*   MeetMe, Inc.......................................  72,880     232,487
    Mentor Graphics Corp.............................. 931,553  16,190,391
#*  Mercury Systems, Inc.............................. 299,196   5,711,652
#   Mesa Laboratories, Inc............................  24,955   2,595,320
#   Methode Electronics, Inc.......................... 344,599   8,980,250
#*  Microsemi Corp.................................... 854,528  27,088,538
*   MicroStrategy, Inc. Class A.......................  57,515   9,921,913
#   MKS Instruments, Inc.............................. 447,200  15,848,768
    MOCON, Inc........................................  23,794     311,939
#*  ModusLink Global Solutions, Inc................... 341,067     733,294
#*  MoneyGram International, Inc...................... 107,862     571,669
#   Monolithic Power Systems, Inc..................... 202,516  12,671,426
    Monotype Imaging Holdings, Inc.................... 311,310   7,764,071
#*  Monster Worldwide, Inc............................ 782,637   3,905,359
*   MoSys, Inc........................................ 167,152     152,108
*   MRV Communications, Inc...........................  35,121     407,404
#   MTS Systems Corp.................................. 131,657   7,030,484
*   Multi-Fineline Electronix, Inc.................... 161,558   2,702,865
#*  Nanometrics, Inc.................................. 195,057   2,756,155
#*  NAPCO Security Technologies, Inc.................. 122,355     666,835
    NCI, Inc. Class A.................................  61,793     779,828
#*  Neonode, Inc......................................   5,590      13,137
#*  NeoPhotonics Corp................................. 163,249   1,464,344
#*  NETGEAR, Inc...................................... 297,986  11,135,737
#*  NetScout Systems, Inc............................. 256,314   5,523,567
*   Newport Corp...................................... 319,269   4,862,467
#   NIC, Inc.......................................... 576,647  11,411,844
#*  Novatel Wireless, Inc............................. 151,129     163,219
#*  Numerex Corp. Class A.............................  47,759     297,061
    NVE Corp..........................................   6,137     304,395

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Oclaro, Inc.......................................   263,176 $   910,589
    Omtool, Ltd.......................................     3,470      10,046
#*  Onvia, Inc........................................     2,306       8,025
    Optical Cable Corp................................    26,264      63,034
#*  OSI Systems, Inc..................................   186,574  10,227,987
*   PAR Technology Corp...............................    65,250     379,755
#   Park Electrochemical Corp.........................   124,134   2,020,902
#*  Paycom Software, Inc..............................   488,372  14,724,416
#   PC Connection, Inc................................    50,404   1,137,618
    PC-Tel, Inc.......................................    58,100     278,299
*   PCM, Inc..........................................    42,066     347,044
#*  PDF Solutions, Inc................................   231,555   2,507,741
#   Pegasystems, Inc..................................   545,316  12,814,926
#*  Perceptron, Inc...................................    68,704     453,446
*   Perficient, Inc...................................   314,900   5,998,845
#*  PFSweb, Inc.......................................   141,976   1,757,663
#*  Photronics, Inc...................................   454,219   5,423,375
#*  Planet Payment, Inc...............................   146,627     423,752
#   Plantronics, Inc..................................   315,818  14,158,121
#*  Plexus Corp.......................................   252,718   8,832,494
*   Polycom, Inc...................................... 1,060,329  10,804,753
#   Power Integrations, Inc...........................   232,820  10,972,807
*   PRGX Global, Inc..................................   142,573     541,777
*   Prism Technologies Group, Inc.....................     1,533       1,058
#*  Progress Software Corp............................   421,867  10,922,137
#   QAD, Inc. Class A.................................   113,510   2,101,070
    QAD, Inc. Class B.................................    15,510     240,715
#*  QLogic Corp.......................................   626,867   8,036,435
*   Qualstar Corp.....................................    25,800      17,802
#*  Qualys, Inc.......................................    50,549   1,313,769
#*  Quantum Corp......................................   117,916      56,034
#*  QuinStreet, Inc...................................   201,511     767,757
*   Qumu Corp.........................................    38,807     121,466
#*  Radisys Corp......................................   184,263     497,510
#*  Rambus, Inc.......................................   979,816  11,992,948
*   RealD, Inc........................................    96,210     999,622
#*  RealNetworks, Inc.................................   268,525     972,060
#   Reis, Inc.........................................    90,023   2,030,019
*   Relm Wireless Corp................................    30,643     120,733
#*  RetailMeNot, Inc..................................   101,329     922,094
#   RF Industries, Ltd................................    35,415     146,264
#   Richardson Electronics, Ltd.......................    60,202     310,040
#*  Rightside Group, Ltd..............................    19,068     171,612
#*  Rocket Fuel, Inc..................................     5,395      16,886
#*  Rofin-Sinar Technologies, Inc.....................   203,108   5,177,223
#*  Rogers Corp.......................................   126,012   5,981,790
#*  Rosetta Stone, Inc................................   149,250     994,005
#*  Rovi Corp.........................................   605,081  11,774,876
*   Rubicon Technology, Inc...........................    18,057      18,779
#*  Ruckus Wireless, Inc..............................   135,720   1,141,405
#*  Rudolph Technologies, Inc.........................   314,238   4,025,389
*   Sanmina Corp......................................   661,833  12,402,750
*   ScanSource, Inc...................................   196,076   6,152,865

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Science Applications International Corp........... 373,771 $15,930,120
*   SciQuest, Inc.....................................  19,689     250,641
#*  Seachange International, Inc...................... 308,537   1,919,100
#*  Semtech Corp...................................... 499,020  10,030,302
#*  ServiceSource International, Inc.................. 137,999     534,056
*   Sevcon, Inc.......................................   7,783      74,094
#*  ShoreTel, Inc..................................... 484,177   3,975,093
#*  Shutterstock, Inc.................................  21,628     624,833
#*  Sigma Designs, Inc................................ 307,207   2,036,782
*   Sigmatron International, Inc......................   2,200      14,520
#*  Silicon Graphics International Corp...............  15,391      90,422
#*  Silicon Laboratories, Inc......................... 346,566  15,803,410
#*  Silver Spring Networks, Inc.......................  55,753     638,372
*   SMTC Corp.........................................  18,570      23,213
*   SolarWinds, Inc................................... 127,803   7,661,790
    Solera Holdings, Inc..............................  28,467   1,544,619
#*  Sonic Foundry, Inc................................   9,010      47,843
#*  Sonus Networks, Inc............................... 381,639   2,289,834
*   Spark Networks, Inc...............................   5,541      19,449
#*  Stamps.com, Inc................................... 125,812  11,803,682
*   StarTek, Inc......................................  50,089     200,857
#*  Super Micro Computer, Inc......................... 349,551  10,409,629
#*  Support.com, Inc.................................. 254,290     219,478
#*  Sykes Enterprises, Inc............................ 400,809  11,799,817
*   Synacor, Inc......................................  14,700      23,814
#*  Synaptics, Inc.................................... 333,004  24,412,523
#*  Synchronoss Technologies, Inc..................... 347,858  10,658,369
    SYNNEX Corp....................................... 312,895  26,267,535
#*  Syntel, Inc.......................................  56,373   2,668,698
#*  Take-Two Interactive Software, Inc................ 497,211  17,253,222
#*  Tangoe, Inc.......................................  21,203     177,469
#*  Tech Data Corp.................................... 331,711  20,698,766
*   TechTarget, Inc................................... 102,497     814,851
*   TeleCommunication Systems, Inc. Class A........... 462,178   2,292,403
#*  Telenav, Inc...................................... 281,885   1,623,658
#   TeleTech Holdings, Inc............................ 390,565  10,431,991
#   Tessco Technologies, Inc..........................  46,989     776,258
    Tessera Technologies, Inc......................... 461,495  13,300,286
    TheStreet, Inc.................................... 105,930     138,768
#*  TiVo, Inc......................................... 823,029   6,567,771
    TransAct Technologies, Inc........................  44,457     343,653
    Travelport Worldwide, Ltd......................... 109,346   1,190,778
*   Travelzoo, Inc....................................  59,133     479,569
*   Tremor Video, Inc.................................  20,770      38,632
*   Trio-Tech International...........................   3,256       8,303
*   TSR, Inc..........................................   5,056      18,960
#*  TTM Technologies, Inc............................. 563,569   3,285,607
#*  Tyler Technologies, Inc...........................  82,488  12,955,565
#*  Ubiquiti Networks, Inc............................ 356,760  10,563,664
#*  Ultra Clean Holdings, Inc......................... 182,366     941,009
#*  Ultratech, Inc.................................... 214,490   4,326,263
#*  Unisys Corp....................................... 336,696   3,306,355
*   United Online, Inc................................ 100,319   1,064,385

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Universal Security Instruments, Inc...............     1,595 $        6,508
#*  Unwired Planet, Inc...............................    16,790        155,811
#*  USA Technologies, Inc.............................    16,830         54,193
#*  VASCO Data Security International, Inc............   125,817      1,950,163
#*  Veeco Instruments, Inc............................   299,039      5,574,087
#*  VeriFone Systems, Inc.............................   233,497      5,461,495
*   Verint Systems, Inc...............................   344,706     12,619,687
#*  ViaSat, Inc.......................................   383,558     23,972,375
#*  Viavi Solutions, Inc.............................. 1,385,581      6,927,905
*   Vicon Industries, Inc.............................    14,689         24,237
#*  Virtusa Corp......................................   277,876     12,426,615
#   Vishay Intertechnology, Inc.......................   978,386     11,212,304
*   Vishay Precision Group, Inc.......................    89,987      1,063,646
    Wayside Technology Group, Inc.....................     8,712        158,994
#*  Web.com Group, Inc................................   431,476      8,124,693
#*  WebMD Health Corp.................................   300,224     15,344,449
*   Westell Technologies, Inc. Class A................   291,809        320,990
*   Wireless Telecom Group, Inc.......................    64,760         97,140
#*  Xcerra Corp.......................................   360,452      1,975,277
*   XO Group, Inc.....................................   196,480      2,927,552
*   Xplore Technologies Corp..........................     1,000          4,090
#*  Zhone Technologies, Inc...........................    37,543         54,813
#*  Zix Corp..........................................   493,740      2,216,893
#*  Zynga, Inc. Class A............................... 6,281,082     15,451,462
                                                                 --------------
Total Information Technology..........................            1,769,236,096
                                                                 --------------
Materials -- (3.7%)
#   A Schulman, Inc...................................   246,020      6,229,226
#   AEP Industries, Inc...............................    44,172      3,738,718
#*  AK Steel Holding Corp.............................   302,016        616,113
#*  AM Castle & Co....................................    94,594        174,053
*   American Biltrite, Inc............................        62         23,498
#   American Vanguard Corp............................   193,237      2,175,849
    Ampco-Pittsburgh Corp.............................    43,178        449,915
    Axiall Corp.......................................   323,949      5,808,406
#   Balchem Corp......................................   288,800     16,213,232
*   Boise Cascade Co..................................   296,489      6,125,463
    Cabot Corp........................................   299,825     12,094,940
#   Calgon Carbon Corp................................   417,921      6,766,141
#   Carpenter Technology Corp.........................   108,829      3,021,093
#*  Century Aluminum Co...............................   622,272      2,937,124
#   Chase Corp........................................    33,250      1,527,838
#*  Chemtura Corp.....................................   681,511     17,882,849
*   Clearwater Paper Corp.............................   155,601      6,093,335
#*  Codexis, Inc......................................    36,318        147,088
#*  Coeur Mining, Inc.................................   616,538      1,362,549
#   Commercial Metals Co..............................   925,825     12,887,484
#   Compass Minerals International, Inc...............   284,353     21,283,822
#*  Contango ORE, Inc.................................     4,405         14,316
#*  Core Molding Technologies, Inc....................    58,968        638,623
#   Deltic Timber Corp................................    89,816      4,932,695
    Detrex Corp.......................................       500         13,125
    Domtar Corp.......................................   403,967     13,027,936

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Materials -- (Continued)
    Eagle Materials, Inc..............................   157,056 $ 8,408,778
#*  Ferro Corp........................................   679,218   6,309,935
    Ferroglobe P.L.C..................................   529,760   4,502,960
    Flamemaster Corp..................................       189       2,122
#*  Flotek Industries, Inc............................   308,361   2,059,851
    Friedman Industries, Inc..........................    38,738     185,942
    FutureFuel Corp...................................   256,030   3,205,496
#   Gold Resource Corp................................     2,596       3,479
    Graphic Packaging Holding Co......................   611,998   6,952,297
#   Greif, Inc. Class A...............................    89,700   2,370,771
#   Greif, Inc. Class B...............................       258       9,417
#*  Handy & Harman, Ltd...............................     7,068     120,297
#   Hawkins, Inc......................................    60,232   2,256,893
#   Haynes International, Inc.........................    76,200   2,438,400
#   HB Fuller Co......................................   417,597  15,542,960
#*  Headwaters, Inc...................................   640,191  10,223,850
#   Hecla Mining Co................................... 1,464,204   2,723,419
#*  Horsehead Holding Corp............................    41,229      10,616
    Innophos Holdings, Inc............................   167,567   4,475,715
#   Innospec, Inc.....................................   229,202  11,425,720
*   Intrepid Potash, Inc..............................   186,728     407,067
    Kaiser Aluminum Corp..............................   142,329  11,064,656
#   KapStone Paper and Packaging Corp.................   747,709  11,051,139
#   KMG Chemicals, Inc................................    79,559   1,834,631
#*  Koppers Holdings, Inc.............................   170,588   2,888,055
*   Kraton Performance Polymers, Inc..................   235,450   3,456,406
#   Kronos Worldwide, Inc.............................   170,893     803,197
#*  Louisiana-Pacific Corp............................ 1,218,290  19,151,519
#*  LSB Industries, Inc...............................   165,633     927,545
#   Materion Corp.....................................   139,828   3,424,388
#   McEwen Mining, Inc................................   113,975     140,189
    Mercer International, Inc.........................   387,470   2,847,904
#   Minerals Technologies, Inc........................   279,678  11,464,001
#   Myers Industries, Inc.............................   271,166   3,088,581
#   Neenah Paper, Inc.................................   151,465   9,154,545
*   Northern Technologies International Corp..........    17,945     186,628
    Olin Corp.........................................   574,841   9,737,807
#   Olympic Steel, Inc................................    70,557     659,002
#*  OMNOVA Solutions, Inc.............................   289,360   1,519,140
#   PH Glatfelter Co..................................   221,129   3,263,864
#   PolyOne Corp......................................   716,465  19,387,543
#   Quaker Chemical Corp..............................   113,097   8,483,406
#   Rayonier Advanced Materials, Inc..................     6,635      46,445
*   Real Industry, Inc................................    14,271      91,334
#*  Rentech, Inc......................................     8,946      17,445
#*  Resolute Forest Products, Inc.....................   191,910   1,082,372
#   Schnitzer Steel Industries, Inc. Class A..........   254,185   3,418,788
#   Schweitzer-Mauduit International, Inc.............   239,901  10,075,842
#   Sensient Technologies Corp........................   390,232  23,285,143
#   Silgan Holdings, Inc..............................    22,681   1,199,144
#   Stepan Co.........................................   154,373   6,940,610
#*  Stillwater Mining Co..............................   854,463   5,596,733
#   SunCoke Energy, Inc...............................   462,686   1,748,953

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
             Synalloy Corp..............................    18,584 $    131,017
#            TimkenSteel Corp...........................   117,016    1,054,314
#*           Trecora Resources..........................   127,577    1,342,110
#            Tredegar Corp..............................   106,828    1,402,652
#            Tronox, Ltd. Class A.......................   239,107      853,612
*            UFP Technologies, Inc......................     4,180       90,581
#            United States Lime & Minerals, Inc.........    28,260    1,553,452
#*           Universal Stainless & Alloy Products, Inc..    29,748      203,476
#*           US Concrete, Inc...........................   133,093    6,053,070
#            Valhi, Inc.................................    46,472       55,302
             Vulcan International Corp..................       700       37,100
*            Webco Industries, Inc......................       600       20,070
#            Worthington Industries, Inc................   536,145   16,400,676
                                                                   ------------
Total Materials.........................................            437,055,803
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares..............       800           --
(degrees)*   Concord Camera Corp. Escrow Shares.........   113,476           --
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares..........     1,300           --
(degrees)*   FRD Acquisition Co. Escrow Shares..........   106,674           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   166,622           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............     6,900           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (0.8%)
#*           8x8, Inc...................................    95,272    1,196,616
*            Alaska Communications Systems Group, Inc...    89,434      144,883
#            Atlantic Tele-Network, Inc.................   112,260    8,642,897
#*           Boingo Wireless, Inc.......................   304,733    1,858,871
#*           Cincinnati Bell, Inc....................... 1,677,877    5,436,321
#            Cogent Communications Holdings, Inc........   406,799   13,591,155
#            Consolidated Communications Holdings, Inc..   403,724    8,090,629
#*           FairPoint Communications, Inc..............    34,431      516,465
*            General Communication, Inc. Class A........   330,972    5,997,213
#*           Hawaiian Telcom Holdco, Inc................    15,514      370,164
#            IDT Corp. Class B..........................   153,078    1,944,091
#            Inteliquent, Inc...........................   319,018    5,480,729
#*           Intelsat SA................................    98,676      329,578
#*           Iridium Communications, Inc................   190,546    1,326,200
#*           Lumos Networks Corp........................   157,918    1,828,690
#*           NTELOS Holdings Corp.......................   164,241    1,519,229
#*           ORBCOMM, Inc...............................   488,795    3,568,204
#            Shenandoah Telecommunications Co...........   467,768   10,749,309
             Spok Holdings, Inc.........................   133,623    2,406,550
#*           Straight Path Communications, Inc. Class B.    56,353    1,267,943
             Telephone & Data Systems, Inc..............   524,813   12,170,413
#*           United States Cellular Corp................    19,343      728,071
*            Vonage Holdings Corp....................... 1,524,209    7,819,192
                                                                   ------------
Total Telecommunication Services........................             96,983,413
                                                                   ------------
Utilities -- (4.3%)
#            ALLETE, Inc................................   389,530   20,606,137

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES      VALUE+
                                                      ------- ---------------
Utilities -- (Continued)
#            American States Water Co................ 336,280 $    15,267,112
#            Artesian Resources Corp. Class A........  34,872       1,056,970
#            Atlantic Power Corp..................... 249,339         466,264
*            Avangrid, Inc........................... 438,403      16,856,595
#            Avista Corp............................. 565,766      20,950,315
             Black Hills Corp........................ 391,113      19,274,049
             California Water Service Group.......... 397,002       9,960,780
#            Chesapeake Utilities Corp............... 123,000       7,745,310
#            Cleco Corp.............................. 158,976       8,447,985
#            Connecticut Water Service, Inc..........  85,132       3,654,717
             Consolidated Water Co., Ltd.............  45,451         528,595
             Delta Natural Gas Co., Inc..............  16,144         352,101
*            Dynegy, Inc.............................   1,300          15,392
#            El Paso Electric Co..................... 356,919      14,608,695
             Empire District Electric Co. (The)...... 368,895      10,823,379
             Gas Natural, Inc........................  57,002         474,257
#            Genie Energy, Ltd. Class B..............  91,024         765,512
             Hawaiian Electric Industries, Inc....... 380,639      11,388,719
#            IDACORP, Inc............................ 394,859      27,478,238
#            Laclede Group, Inc. (The)............... 410,048      26,218,469
#            MGE Energy, Inc......................... 262,761      12,730,770
#            Middlesex Water Co...................... 117,287       3,401,323
#            New Jersey Resources Corp............... 713,214      25,119,397
#            Northwest Natural Gas Co................ 251,590      13,070,100
#            NorthWestern Corp....................... 455,607      25,441,095
#            ONE Gas, Inc............................ 473,605      26,787,099
#            Ormat Technologies, Inc.................  89,791       3,178,601
#            Otter Tail Corp......................... 277,630       7,729,219
#            Pattern Energy Group, Inc............... 345,069       6,539,057
             Piedmont Natural Gas Co., Inc........... 632,969      37,497,084
#            PNM Resources, Inc...................... 753,363      23,663,132
#            Portland General Electric Co............ 690,542      26,841,367
             RGC Resources, Inc......................   6,328         134,154
#            SJW Corp................................ 168,525       5,493,915
#            South Jersey Industries, Inc............ 612,937      15,237,614
#            Southwest Gas Corp...................... 401,748      23,634,835
#            Spark Energy, Inc. Class A..............   5,281         142,798
#            Unitil Corp............................. 125,407       4,859,521
#            WGL Holdings, Inc....................... 427,325      28,541,037
#            York Water Co. (The)....................  72,852       1,942,963
                                                              ---------------
Total Utilities......................................             508,924,672
                                                              ---------------
TOTAL COMMON STOCKS..................................          10,019,311,395
                                                              ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares...............  10,595              --
                                                              ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................   2,560              --
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights............... 680,526           5,444
(degrees)#*  Furiex Pharmaceuticals Contingent Value
               Rights................................  22,027              --
(degrees)#*  Leap Wireless International, Inc.
               Contingent Value Rights............... 246,684         466,233

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                   ----------- ---------------
(degrees)#*    Magnum Hunter Resources Corp.
                 Warrants 04/15/16................      32,271 $            --
TOTAL RIGHTS/WARRANTS.............................                     471,677
                                                               ---------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                   -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)      Capital Properties, Inc., 5.000%...       2,340           2,270
                                                               ---------------
Health Care -- (0.0%)
(z)(degrees)#  Catalyst Biosciences, Inc..........      49,052          48,071
                                                               ---------------
TOTAL BONDS.......................................                      50,341
                                                               ---------------
TOTAL INVESTMENT SECURITIES.......................              10,019,833,413
                                                               ---------------

                                                     SHARES
                                                   -----------
TEMPORARY CASH INVESTMENTS -- (1.8%)
               State Street Institutional Liquid
                 Reserves, 0.358%................. 210,638,986     210,638,986
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@           DFA Short Term Investment Fund..... 138,014,767   1,596,830,857
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,817,631,029)^^........................             $11,827,303,256
                                                               ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,763,588,644             --   --    $ 1,763,588,644
   Consumer Staples...........     458,647,460             --   --        458,647,460
   Energy.....................     302,096,255 $        7,879   --        302,104,134
   Financials.................   2,026,603,818             --   --      2,026,603,818
   Health Care................     961,204,739             --   --        961,204,739
   Industrials................   1,694,962,616             --   --      1,694,962,616
   Information Technology.....   1,769,236,096             --   --      1,769,236,096
   Materials..................     437,055,803             --   --        437,055,803
   Other......................              --             --   --                 --
   Telecommunication Services.      96,983,413             --   --         96,983,413
   Utilities..................     508,924,672             --   --        508,924,672
Preferred Stocks
   Other......................              --             --   --                 --
Rights/Warrants...............              --        471,677   --            471,677
Bonds
   Financials.................              --          2,270   --              2,270
   Health Care................              --         48,071   --             48,071
Temporary Cash Investments....     210,638,986             --   --        210,638,986
Securities Lending Collateral.              --  1,596,830,857   --      1,596,830,857
Futures Contracts**...........         137,198             --   --            137,198
                               --------------- --------------   --    ---------------
TOTAL......................... $10,230,079,700 $1,597,360,754   --    $11,827,440,454
                               =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (15.8%)
#*          1-800-Flowers.com, Inc. Class A........... 335,205 $ 2,381,632
            A.H. Belo Corp. Class A................... 237,810   1,422,104
            AMCON Distributing Co.....................   5,690     411,245
#*          America's Car-Mart, Inc................... 100,422   2,355,900
#*          American Axle & Manufacturing Holdings,
              Inc..................................... 698,085   8,949,450
*           American Public Education, Inc............ 125,433   1,979,333
#           Arctic Cat, Inc........................... 127,344   1,567,605
            Ark Restaurants Corp......................  36,613     789,376
#*          Ascent Capital Group, Inc. Class A........  59,363     676,145
*           Ballantyne Strong, Inc.................... 100,209     444,928
#*          Barnes & Noble Education, Inc............. 382,048   4,210,169
            Barnes & Noble, Inc....................... 556,631   4,881,654
            Bassett Furniture Industries, Inc.........  87,841   2,627,324
            Beasley Broadcast Group, Inc. Class A.....  65,543     227,434
#*          Beazer Homes USA, Inc..................... 119,800   1,024,290
#           bebe stores, Inc.......................... 525,788     203,059
*           Belmond, Ltd. Class A..................... 357,848   3,027,394
*           BFC Financial Corp. Class A...............  62,630     187,890
(degrees)*  Big 4 Ranch, Inc..........................  35,000          --
#           Big 5 Sporting Goods Corp................. 199,918   2,433,002
*           Biglari Holdings, Inc.....................      54      20,422
#*          BJ's Restaurants, Inc..................... 296,368  12,711,223
#*          Black Diamond, Inc........................ 137,350     623,569
#*          Blue Nile, Inc............................ 117,262   4,079,545
#           Bob Evans Farms, Inc...................... 243,111   9,952,964
#           Bon-Ton Stores, Inc. (The)................ 107,029     181,949
            Bowl America, Inc. Class A................  55,406     792,306
#*          Boyd Gaming Corp..........................  24,475     435,900
#*          Bravo Brio Restaurant Group, Inc.......... 149,500   1,287,195
*           Bridgepoint Education, Inc................  93,605     627,153
*           Build-A-Bear Workshop, Inc................ 149,662   1,957,579
            Caleres, Inc.............................. 491,222  13,204,047
            Callaway Golf Co.......................... 849,662   7,400,556
#*          Cambium Learning Group, Inc............... 100,129     450,580
            Canterbury Park Holding Corp..............  26,287     263,396
            Capella Education Co...................... 102,454   4,498,755
#*          Career Education Corp..................... 425,310   1,224,893
*           Carmike Cinemas, Inc...................... 219,772   4,874,543
            Carriage Services, Inc.................... 195,152   4,330,423
*           Carrols Restaurant Group, Inc............. 368,382   4,921,583
#           Cato Corp. (The) Class A.................. 295,305  11,909,651
*           Cavco Industries, Inc.....................  68,587   5,751,706
#*          Central European Media Enterprises, Ltd.
              Class A.................................  37,076      95,656
*           Century Casinos, Inc......................   9,163      61,942
*           Century Communities, Inc..................   6,873     101,652
*           Charles & Colvard, Ltd....................  66,231      62,919
#*          Cherokee, Inc.............................  83,205   1,362,898
            Children's Place, Inc. (The).............. 251,866  16,396,477
#*          Christopher & Banks Corp.................. 206,719     357,624
            Churchill Downs, Inc......................     824     113,827
#*          Chuy's Holdings, Inc...................... 153,028   5,232,027

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Citi Trends, Inc.................................. 151,254 $ 3,124,908
    ClubCorp Holdings, Inc............................ 215,124   2,575,034
    Collectors Universe, Inc..........................  58,754     895,998
#*  Conn's, Inc....................................... 289,244   3,563,486
*   Container Store Group, Inc. (The).................   3,441      14,865
#*  Cooper-Standard Holding, Inc......................  32,300   2,237,098
#   Core-Mark Holding Co., Inc........................ 213,399  17,347,205
#*  Crocs, Inc........................................ 649,100   5,978,211
*   Crown Media Holdings, Inc. Class A................ 198,749     892,383
#   CSS Industries, Inc...............................  52,055   1,458,061
    Culp, Inc......................................... 182,183   4,612,874
*   Cumulus Media, Inc. Class A....................... 537,573     141,005
#*  Daily Journal Corp................................     200      38,504
*   Dave & Buster's Entertainment, Inc................   1,397      50,669
#*  Del Frisco's Restaurant Group, Inc................ 134,171   2,125,269
*   Delta Apparel, Inc................................  77,201     930,272
*   Denny's Corp...................................... 467,995   4,385,113
#   Destination Maternity Corp........................  92,280     617,353
#*  Destination XL Group, Inc......................... 367,271   1,579,265
#   DeVry Education Group, Inc........................  15,977     317,942
    DineEquity, Inc................................... 120,585  10,240,078
#*  Dixie Group, Inc. (The)........................... 109,636     476,917
#*  Dorman Products, Inc.............................. 107,840   4,669,472
    Dover Motorsports, Inc............................ 168,371     373,784
    Drew Industries, Inc.............................. 254,564  14,611,974
#   Educational Development Corp......................  36,900     388,557
*   Eldorado Resorts, Inc.............................  14,473     149,361
#*  Emerson Radio Corp................................ 243,478     236,174
*   Emmis Communications Corp. Class A................ 244,335     125,466
*   Entercom Communications Corp. Class A............. 348,327   3,653,950
    Entravision Communications Corp. Class A.......... 935,250   6,976,965
#   Escalade, Inc.....................................  63,120     763,752
#   Ethan Allen Interiors, Inc........................ 318,756   8,510,785
#*  EVINE Live, Inc................................... 391,199     477,263
#   EW Scripps Co. (The) Class A...................... 622,703  11,818,903
*   Express, Inc...................................... 401,971   6,817,428
#*  Famous Dave's of America, Inc.....................  49,905     332,367
#*  Fiesta Restaurant Group, Inc...................... 287,433  10,462,561
    Finish Line, Inc. (The) Class A................... 525,227   9,947,799
#   Flanigan's Enterprises, Inc.......................  20,756     436,914
    Flexsteel Industries, Inc.........................  54,856   2,392,819
#*  Fox Factory Holding Corp..........................  54,784     810,255
#*  Francesca's Holdings Corp......................... 370,000   6,745,100
#   Fred's, Inc. Class A.............................. 315,879   5,212,003
#*  FTD Cos., Inc..................................... 176,383   4,356,660
#*  Fuel Systems Solutions, Inc....................... 160,244     626,554
*   Full House Resorts, Inc...........................   3,377       4,863
*   G-III Apparel Group, Ltd.......................... 174,506   8,613,616
*   Gaiam, Inc. Class A...............................  68,289     334,616
*   Gaming Partners International Corp................  14,659     134,863
*   Genesco, Inc......................................  54,201   3,584,854
#*  Gentherm, Inc..................................... 375,676  15,030,797
*   Global Eagle Entertainment, Inc...................  16,897     170,660

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Gordmans Stores, Inc..............................  26,979 $    67,717
*   Gray Television, Inc.............................. 529,475   6,962,596
*   Gray Television, Inc. Class A.....................  41,200     462,882
*   Green Brick Partners, Inc.........................  17,221     101,259
#   Guess?, Inc.......................................  20,833     386,244
    Harte-Hanks, Inc.................................. 454,356   1,553,898
#   Haverty Furniture Cos., Inc....................... 166,208   3,149,642
    Haverty Furniture Cos., Inc. Class A..............  18,855     347,215
*   Helen of Troy, Ltd................................ 179,344  16,027,973
*   Here Media, Inc...................................   9,920          10
*   Here Media, Inc. Special Shares...................   9,920           1
#*  hhgregg, Inc...................................... 146,876     267,314
#*  Hibbett Sports, Inc............................... 126,069   4,054,379
#   Hooker Furniture Corp.............................  87,994   2,526,308
*   Horizon Global Corp............................... 104,144     994,575
#*  Ignite Restaurant Group, Inc......................   1,506       5,813
*   Insignia Systems, Inc.............................  51,150     128,386
#*  Installed Building Products, Inc..................  55,706   1,160,356
#   International Speedway Corp. Class A..............   7,050     240,687
#   Interval Leisure Group, Inc....................... 405,196   4,773,209
*   Intrawest Resorts Holdings, Inc...................   5,284      44,438
#*  iRobot Corp....................................... 203,239   6,895,899
*   Isle of Capri Casinos, Inc........................  44,167     559,154
*   Jaclyn, Inc.......................................  20,127     103,654
#*  JAKKS Pacific, Inc................................ 155,145   1,155,830
#*  Jamba, Inc........................................ 154,075   1,993,730
    Johnson Outdoors, Inc. Class A....................  65,549   1,409,303
    Journal Media Group, Inc.......................... 190,692   2,292,118
#*  K12, Inc.......................................... 157,245   1,445,082
#   KB Home........................................... 406,777   4,417,598
    Kirkland's, Inc................................... 186,548   2,206,863
#*  Kona Grill, Inc...................................  70,419   1,145,013
*   Koss Corp......................................... 115,135     216,454
#*  Krispy Kreme Doughnuts, Inc....................... 750,994  11,009,572
    La-Z-Boy, Inc..................................... 582,277  12,484,019
#*  Lakeland Industries, Inc..........................  41,792     540,371
*   Lazare Kaplan International, Inc..................  81,643      61,232
*   LeapFrog Enterprises, Inc......................... 284,615     170,769
    Libbey, Inc....................................... 250,863   4,013,808
    Liberty Tax, Inc..................................   1,415      30,352
#   Lifetime Brands, Inc.............................. 106,125   1,271,377
#*  Loral Space & Communications, Inc.................  19,634     678,355
*   Luby's, Inc....................................... 247,470   1,069,070
*   M/I Homes, Inc.................................... 191,445   3,430,694
*   Malibu Boats, Inc. Class A........................   6,412      83,805
    Marcus Corp. (The)................................ 177,045   3,353,232
#   Marine Products Corp.............................. 333,731   2,603,102
#*  MarineMax, Inc.................................... 188,966   3,195,415
#*  McClatchy Co. (The) Class A....................... 332,281     332,281
    McRae Industries, Inc. Class A....................   8,800     240,064
#   MDC Holdings, Inc................................. 337,986   7,354,575
*   Meritage Homes Corp...............................  74,993   2,475,519
*   Modine Manufacturing Co........................... 353,188   2,267,467

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc...................... 100,328 $ 2,076,790
#*  Motorcar Parts of America, Inc.................... 185,518   6,376,254
#   Movado Group, Inc................................. 173,048   4,447,334
*   MSG Networks, Inc. Class A........................ 173,667   3,037,436
    NACCO Industries, Inc. Class A....................  37,647   1,791,621
    Nathan's Famous, Inc..............................  55,586   2,986,636
    National American University Holdings, Inc........     584       1,168
    National CineMedia, Inc........................... 611,139   9,558,214
#*  Nautilus, Inc..................................... 354,120   6,898,258
    New Media Investment Group, Inc...................   4,732      81,958
#*  New York & Co., Inc............................... 629,975   1,385,945
#   Nexstar Broadcasting Group, Inc. Class A.......... 288,613  13,048,194
*   Nobility Homes, Inc...............................  43,800     567,210
    Nutrisystem, Inc.................................. 341,924   6,773,514
*   Overstock.com, Inc................................  66,674     790,754
    Oxford Industries, Inc............................ 189,367  13,229,179
*   P&F Industries, Inc. Class A......................   6,745      56,725
#   Papa John's International, Inc.................... 175,380   8,374,395
#*  Papa Murphy's Holdings, Inc.......................   1,900      18,031
#*  Pegasus Cos., Inc. (The)..........................     566     431,575
#*  Penn National Gaming, Inc......................... 102,419   1,447,180
*   Pep Boys-Manny, Moe & Jack (The).................. 436,102   8,063,526
*   Perfumania Holdings, Inc..........................  56,683     126,970
*   Perry Ellis International, Inc.................... 116,950   2,223,219
#   PetMed Express, Inc............................... 201,039   3,622,723
#   Pier 1 Imports, Inc............................... 256,307   1,030,354
*   Popeyes Louisiana Kitchen, Inc.................... 268,854  16,569,472
*   Potbelly Corp.....................................   8,034      85,964
*   QEP Co., Inc......................................  33,487     524,909
#*  Radio One, Inc. Class D........................... 313,686     451,708
#*  Rave Restaurant Group, Inc........................  34,246     206,846
*   RCI Hospitality Holdings, Inc.....................  60,552     500,765
#*  Reading International, Inc. Class A............... 138,188   1,500,722
#*  Reading International, Inc. Class B...............  11,620     158,613
*   Red Lion Hotels Corp.............................. 153,291     866,094
#*  Red Robin Gourmet Burgers, Inc.................... 153,073   9,450,727
*   Regis Corp........................................ 365,059   5,453,981
#   Rent-A-Center, Inc................................  10,544     143,609
#*  Rentrak Corp......................................  23,948   1,064,968
    Rocky Brands, Inc.................................  55,046     599,451
#*  Ruby Tuesday, Inc................................. 448,164   2,442,494
    Ruth's Hospitality Group, Inc..................... 392,548   6,378,905
#   Saga Communications, Inc. Class A.................  51,688   2,166,244
    Salem Media Group, Inc............................ 167,151     650,217
#   Scholastic Corp...................................   3,144     107,934
#*  Scientific Games Corp. Class A.................... 119,066     704,871
#*  Sears Hometown and Outlet Stores, Inc.............   7,887      54,894
#   SeaWorld Entertainment, Inc....................... 127,955   2,438,822
#*  Select Comfort Corp............................... 424,426   8,938,412
*   Sequential Brands Group, Inc......................  11,007      70,885
#*  Shiloh Industries, Inc............................ 147,392     579,251
    Shoe Carnival, Inc................................ 155,992   3,617,454
#*  Shutterfly, Inc................................... 126,046   5,249,816

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
*   Sizmek, Inc....................................... 187,558 $    639,573
*   Skullcandy, Inc................................... 177,023      562,933
*   Skyline Corp......................................  74,294      334,323
*   Smith & Wesson Holding Corp....................... 273,471    5,896,035
#   Sonic Automotive, Inc. Class A.................... 388,350    6,648,552
    Sonic Corp........................................ 598,492   17,583,695
*   Spanish Broadcasting System, Inc. Class A.........  36,748      153,974
#   Spartan Motors, Inc............................... 175,741      509,649
*   Spectrum Group International, Inc.................     278      175,140
#   Speedway Motorsports, Inc......................... 233,884    4,413,391
#*  Sportsman's Warehouse Holdings, Inc...............  37,983      497,957
#   Stage Stores, Inc................................. 214,362    1,779,205
    Standard Motor Products, Inc...................... 255,634    9,537,705
*   Stanley Furniture Co., Inc........................  51,183      122,839
#   Stein Mart, Inc................................... 329,711    2,426,673
*   Stoneridge, Inc................................... 236,219    2,671,637
#   Strattec Security Corp............................  29,752    1,427,203
#*  Strayer Education, Inc............................  65,222    3,482,203
    Sturm Ruger & Co., Inc............................ 178,858   10,525,793
    Superior Industries International, Inc............ 231,847    4,268,303
#   Superior Uniform Group, Inc....................... 112,846    2,012,044
*   Sypris Solutions, Inc............................. 166,119      161,152
*   Systemax, Inc..................................... 332,058    2,822,493
*   Tandy Leather Factory, Inc........................ 101,284      736,335
*   Tile Shop Holdings, Inc...........................  40,563      612,907
#*  Tilly's, Inc. Class A.............................  33,543      217,694
*   TopBuild Corp.....................................  21,146      566,290
    Tower International, Inc.......................... 134,967    3,106,940
#*  Town Sports International Holdings, Inc...........  84,473      103,057
*   Trans World Entertainment Corp.................... 218,126      715,453
#*  Tuesday Morning Corp.............................. 297,777    1,658,618
#*  Tumi Holdings, Inc................................ 229,985    3,976,441
*   UCP, Inc. Class A.................................  38,588      228,441
*   Unifi, Inc........................................ 158,494    3,783,252
#*  Universal Electronics, Inc........................ 170,277    8,539,392
#   Universal Technical Institute, Inc................ 194,789      746,042
*   US Auto Parts Network, Inc........................  62,898      172,969
#*  Vera Bradley, Inc................................. 163,002    2,409,170
#*  Vince Holding Corp................................   6,553       33,879
#*  Vitamin Shoppe, Inc............................... 293,412    8,928,527
#*  VOXX International Corp........................... 167,348      717,923
*   WCI Communities, Inc..............................  35,791      749,464
#*  West Marine, Inc.................................. 179,250    1,482,397
#   Weyco Group, Inc.................................. 109,555    2,936,074
#*  William Lyon Homes Class A........................  88,438      960,437
#   Winmark Corp......................................  54,273    5,121,200
#   Winnebago Industries, Inc......................... 292,140    5,144,585
#*  Zagg, Inc......................................... 209,810    1,934,448
#*  Zumiez, Inc....................................... 237,879    4,307,989
                                                               ------------
Total Consumer Discretionary..........................          779,184,805
                                                               ------------
Consumer Staples -- (3.7%)
#   Alico, Inc........................................  67,264    2,042,808

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
#*  Alliance One International, Inc...................  68,003 $   662,349
#   Andersons, Inc. (The)............................. 255,346   7,484,191
#   B&G Foods, Inc....................................  36,240   1,319,861
*   Bridgford Foods Corp..............................  72,953     635,421
#   Calavo Growers, Inc............................... 175,644   9,089,577
*   CCA Industries, Inc...............................  35,363     119,881
*   Central Garden & Pet Co...........................  75,174   1,014,097
*   Central Garden & Pet Co. Class A.................. 313,113   4,327,222
#*  Chefs' Warehouse, Inc. (The)......................  83,481   1,097,775
#   Coca-Cola Bottling Co. Consolidated...............  73,233  12,881,685
*   Coffee Holding Co., Inc...........................  14,908      50,240
#*  Craft Brew Alliance, Inc..........................  91,510     784,241
#   Dean Foods Co..................................... 550,852  11,006,023
*   Diamond Foods, Inc................................  97,176   3,566,359
#*  Farmer Brothers Co................................ 102,035   2,843,715
*   Glacier Water Services, Inc.......................  23,971     326,605
    Golden Enterprises, Inc...........................  99,219     465,337
#   Ingles Markets, Inc. Class A...................... 153,902   5,903,681
#   Inter Parfums, Inc................................ 290,970   7,812,544
#*  Inventure Foods, Inc..............................  51,016     286,710
    J&J Snack Foods Corp..............................  26,924   2,907,254
    John B. Sanfilippo & Son, Inc.....................  70,010   4,199,900
#*  Landec Corp....................................... 244,046   2,935,873
#*  Lifevantage Corp..................................   5,000      41,850
#*  Lifeway Foods, Inc................................ 149,735   1,919,603
#   Limoneira Co......................................   2,685      33,777
*   Mannatech, Inc....................................  10,017     176,299
    Medifast, Inc..................................... 132,319   3,841,221
#   MGP Ingredients, Inc.............................. 118,092   2,642,899
#*  National Beverage Corp............................ 396,141  16,376,469
*   Natural Alternatives International, Inc...........  70,731     562,311
#*  Natural Grocers by Vitamin Cottage, Inc...........  37,302     671,809
#   Natural Health Trends Corp........................   4,297      85,725
#   Nature's Sunshine Products, Inc................... 152,000   1,304,160
*   Nutraceutical International Corp..................  60,190   1,426,503
#   Oil-Dri Corp. of America..........................  56,286   2,110,725
*   Omega Protein Corp................................ 159,161   3,595,447
#   Orchids Paper Products Co.........................  63,248   1,865,816
*   Primo Water Corp..................................  31,032     289,218
#*  Reliv International, Inc..........................  60,336      55,376
#*  Revlon, Inc. Class A.............................. 328,651   9,770,794
    Rocky Mountain Chocolate Factory, Inc.............  70,128     733,539
*   Scheid Vineyards, Inc. Class A....................   2,900      84,100
    Scope Industries..................................   8,083   1,200,325
#*  Seneca Foods Corp. Class A........................  33,144     915,769
*   Seneca Foods Corp. Class B........................  11,120     356,174
    SpartanNash Co.................................... 316,634   6,497,330
*   Tofutti Brands, Inc...............................  21,704      72,708
    United-Guardian, Inc..............................  39,576     790,333
#   Universal Corp.................................... 100,958   5,525,431
*   USANA Health Sciences, Inc........................ 129,318  16,410,454
#   Village Super Market, Inc. Class A................  69,246   1,818,400
#   WD-40 Co.......................................... 167,039  17,255,129

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.................................     3,993 $    162,196
                                                                 ------------
Total Consumer Staples................................            182,355,239
                                                                 ------------
Energy -- (1.5%)
#*  Abraxas Petroleum Corp............................   387,772      442,060
    Adams Resources & Energy, Inc.....................    38,954    1,311,581
#   Alon USA Energy, Inc..............................   500,352    6,294,428
    AMEN Properties, Inc..............................       123       61,500
#*  Approach Resources, Inc...........................   119,357      153,970
*   Barnwell Industries, Inc..........................    68,834      110,823
#*  Basic Energy Services, Inc........................   271,544      624,551
#*  Bill Barrett Corp.................................   200,043      740,159
#*  Bonanza Creek Energy, Inc.........................     3,720       10,602
#*  C&J Energy Services, Ltd..........................   172,073      423,300
*   Callon Petroleum Co...............................   453,536    3,106,722
#*  Clayton Williams Energy, Inc......................   106,541    1,830,374
#*  Clean Energy Fuels Corp...........................   303,619      813,699
#*  Cloud Peak Energy, Inc............................   368,334      552,501
#*  Comstock Resources, Inc...........................   326,145      570,754
#*  Contango Oil & Gas Co.............................   126,570      811,314
*   Dawson Geophysical Co.............................   148,118      471,015
#   DHT Holdings, Inc.................................   480,879    2,779,481
#*  Dorian LPG, Ltd...................................     6,365       67,342
#   Energy XXI, Ltd...................................        50           43
*   ENGlobal Corp.....................................   218,204      197,889
*   Era Group, Inc....................................    34,003      312,147
#   Evolution Petroleum Corp..........................    37,366      174,126
*   Forum Energy Technologies, Inc....................     3,535       39,627
#   GasLog, Ltd.......................................     3,624       27,071
#*  Gastar Exploration, Inc...........................   413,020      491,494
#*  Geospace Technologies Corp........................    69,429      750,527
    Green Plains, Inc.................................   255,426    4,840,323
    Gulf Island Fabrication, Inc......................    99,605      868,556
#*  Gulfmark Offshore, Inc. Class A...................   112,621      426,834
#   Hallador Energy Co................................     1,400        6,972
#*  Harvest Natural Resources, Inc....................    70,359       37,839
#*  HKN, Inc..........................................     1,132       25,470
#*  Hornbeck Offshore Services, Inc...................     6,673       54,251
#*  ION Geophysical Corp.............................. 1,056,496      475,317
#*  Jones Energy, Inc. Class A........................    16,296       34,385
#*  Key Energy Services, Inc..........................   610,236      195,703
*   Matrix Service Co.................................   291,555    5,527,883
*   McDermott International, Inc......................    46,358      127,948
*   Mexco Energy Corp.................................     1,126        2,528
#*  Mitcham Industries, Inc...........................    80,711      220,341
*   Natural Gas Services Group, Inc...................    67,309    1,273,486
#*  Newpark Resources, Inc............................   807,142    3,930,781
#*  Nordic American Offshore, Ltd.....................       571        2,313
#   Nordic American Tankers, Ltd......................    66,007      838,949
#*  Northern Oil and Gas, Inc.........................   305,748    1,008,968
*   Oil States International, Inc.....................    23,422      661,203
#*  Overseas Shipholding Group, Inc. Class A..........     1,886        5,036
#*  Overseas Shipholding Group, Inc. Class B..........    18,861       56,394

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#*  Pacific Ethanol, Inc..............................        31 $       108
#   Panhandle Oil and Gas, Inc. Class A...............   128,141   1,849,075
#*  Par Pacific Holdings, Inc.........................    39,091     935,057
#*  Parker Drilling Co................................   881,936   1,208,252
*   PetroQuest Energy, Inc............................   358,603     168,543
*   PHI, Inc. Non-voting..............................   108,226   1,962,137
*   PHI, Inc. Voting..................................     9,745     172,389
#*  Pioneer Energy Services Corp......................   433,226     593,520
#*  Renewable Energy Group, Inc.......................   235,701   1,633,408
#*  REX American Resources Corp.......................    55,181   2,948,321
#*  Rex Energy Corp...................................   200,172     148,768
#*  RigNet, Inc.......................................    48,605     709,147
#*  Ring Energy, Inc..................................     5,076      28,070
    Scorpio Tankers, Inc..............................   437,928   2,671,361
#*  SEACOR Holdings, Inc..............................    14,820     681,868
#   Ship Finance International, Ltd...................       912      12,212
*   Steel Excel, Inc..................................    73,655   1,052,530
*   Stone Energy Corp.................................    41,988     129,323
#*  Synergy Resources Corp............................ 1,030,571   6,533,820
#*  Syntroleum Corp...................................    44,574      29,074
#   Teekay Tankers, Ltd. Class A......................   379,067   1,732,336
    Tesco Corp........................................   187,327   1,273,824
*   TETRA Technologies, Inc...........................   590,484   3,655,096
*   Triangle Petroleum Corp...........................   614,545     278,880
#*  Unit Corp.........................................     2,111      22,018
#*  Vaalco Energy, Inc................................   525,082     740,366
#*  W&T Offshore, Inc.................................   185,160     361,062
#*  Westmoreland Coal Co..............................     7,079      39,501
#*  Willbros Group, Inc...............................   266,895     517,776
                                                                 -----------
Total Energy..........................................            75,878,422
                                                                 -----------
Financials -- (18.5%)
*   1st Constitution Bancorp..........................    17,977     218,241
    1st Source Corp...................................   214,651   6,486,753
#   A-Mark Precious Metals, Inc.......................    69,658   1,179,310
#   Access National Corp..............................    60,660   1,141,015
#*  Altisource Asset Management Corp..................     9,319     143,979
#*  Altisource Portfolio Solutions SA.................     7,368     212,935
*   Ambac Financial Group, Inc........................   209,028   2,934,753
*   American Independence Corp........................     3,596      72,244
    American National Bankshares, Inc.................    54,415   1,360,375
*   American River Bankshares.........................    20,521     210,545
#   Ameris Bancorp....................................   265,898   7,692,429
    AMERISAFE, Inc....................................   172,711   8,809,988
#   AmeriServ Financial, Inc..........................   189,054     589,848
#*  Anchor Bancorp, Inc...............................       800      19,568
    Argo Group International Holdings, Ltd............    57,806   3,285,115
#   Arrow Financial Corp..............................   124,011   3,412,783
    ASB Financial Corp................................     4,400      54,890
*   Associated Capital Group, Inc. Class A............       762      20,635
*   Asta Funding, Inc.................................    50,151     375,631
    Astoria Financial Corp............................   782,419  11,837,999
    Atlantic American Corp............................     7,131      31,091

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.....................     738 $     4,096
*   Atlanticus Holdings Corp.......................... 140,864     426,818
#*  Atlas Financial Holdings, Inc.....................  19,154     333,663
    Auburn National Bancorporation, Inc...............  11,571     314,500
#*  AV Homes, Inc.....................................  84,888     867,555
    Baldwin & Lyons, Inc. Class A.....................   3,548      84,620
#   Baldwin & Lyons, Inc. Class B.....................  90,872   2,247,265
#   Banc of California, Inc........................... 108,891   1,644,254
    BancFirst Corp.................................... 117,338   6,563,888
    Bancorp of New Jersey, Inc........................   1,246      13,170
#*  Bancorp, Inc. (The)............................... 264,991   1,192,460
#   Bank Mutual Corp.................................. 188,377   1,484,411
    Bank of Commerce Holdings.........................  19,956     117,541
#   Bank of Marin Bancorp.............................   1,712      92,414
#   BankFinancial Corp................................ 211,872   2,599,669
#   Banner Corp....................................... 195,166   8,099,389
    Bar Harbor Bankshares.............................  40,492   1,405,072
    BBCN Bancorp, Inc................................. 851,644  12,944,989
#*  BBX Capital Corp. Class A.........................  11,845     158,841
    BCB Bancorp, Inc..................................  54,608     571,746
#*  Bear State Financial, Inc.........................  50,526     447,155
*   Beneficial Bancorp, Inc........................... 340,831   4,413,761
    Berkshire Bancorp, Inc............................  10,471      81,150
    Berkshire Hills Bancorp, Inc...................... 203,549   5,654,591
#   Blue Hills Bancorp, Inc...........................  10,241     150,543
    BNC Bancorp.......................................  59,824   1,389,113
*   BNCCORP, Inc......................................  11,948     179,220
#*  BofI Holding, Inc................................. 689,616  11,833,811
    Boston Private Financial Holdings, Inc............ 899,853   9,313,479
#   Bridge Bancorp, Inc...............................  45,485   1,324,068
    Brookline Bancorp, Inc............................ 651,948   7,275,740
#   Bryn Mawr Bank Corp............................... 112,240   2,944,055
*   BSB Bancorp, Inc..................................     612      13,525
    C&F Financial Corp................................  14,164     541,773
#   Calamos Asset Management, Inc. Class A............ 147,909   1,418,447
    California First National Bancorp.................  81,133   1,108,277
#   Camden National Corp..............................  76,904   3,227,661
    Cape Bancorp, Inc.................................  13,930     184,573
#   Capital Bank Financial Corp. Class A..............  85,565   2,605,454
#   Capital City Bank Group, Inc...................... 145,010   2,051,891
*   Capital Properties, Inc. Class A..................  11,044     115,962
    Cardinal Financial Corp........................... 334,202   6,373,232
*   Carolina Bank Holdings, Inc.......................   4,335      72,611
*   Carver Bancorp, Inc...............................     300         576
*   Cascade Bancorp................................... 134,930     728,622
#   Cash America International, Inc................... 261,915   7,841,735
    CenterState Banks, Inc............................ 154,562   2,193,235
#   Central Pacific Financial Corp.................... 123,886   2,595,412
#   Century Bancorp, Inc. Class A.....................  18,900     765,450
    Charter Financial Corp............................  13,199     177,395
    Chemical Financial Corp........................... 253,718   8,083,455
    Chicopee Bancorp, Inc.............................  26,112     470,016
#   Citizens & Northern Corp..........................   4,311      86,867

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc...................   4,432 $    40,508
    Citizens First Corp...............................   1,442      19,755
    Citizens Holding Co...............................   9,925     229,367
#*  Citizens, Inc..................................... 389,685   2,525,159
#   City Holding Co................................... 160,353   7,129,294
    CKX Lands, Inc....................................  14,943     144,200
#   Clifton Bancorp, Inc.............................. 102,091   1,473,173
    CNB Financial Corp................................  56,945   1,035,830
#   CoBiz Financial, Inc.............................. 251,719   2,766,392
    Codorus Valley Bancorp, Inc.......................  12,698     259,420
    Cohen & Steers, Inc...............................  23,393     706,936
*   Colony Bankcorp, Inc..............................  37,943     353,249
#   Columbia Banking System, Inc...................... 371,920  11,019,990
    Commercial National Financial Corp................  10,640     223,440
    Community Bank System, Inc........................ 328,690  12,371,892
*   Community Bankers Trust Corp......................   2,000      10,080
#   Community Trust Bancorp, Inc...................... 149,627   5,213,005
    Community West Bancshares.........................  12,713      89,245
#*  CommunityOne Bancorp..............................     216       2,843
#   ConnectOne Bancorp, Inc........................... 159,712   2,656,011
#   Consolidated-Tomoka Land Co.......................  52,512   2,439,182
#*  Consumer Portfolio Services, Inc.................. 186,718     829,028
#*  Cowen Group, Inc. Class A......................... 350,148   1,001,423
#   Crawford & Co. Class A............................ 281,599   1,241,852
#   Crawford & Co. Class B............................ 145,019     659,836
*   CU Bancorp........................................   3,492      79,792
*   Customers Bancorp, Inc............................ 106,687   2,677,844
#   CVB Financial Corp................................ 236,018   3,613,436
#   Diamond Hill Investment Group, Inc................   1,011     170,910
    Dime Community Bancshares, Inc.................... 331,343   5,695,786
    Donegal Group, Inc. Class A....................... 169,595   2,392,985
#   Donegal Group, Inc. Class B.......................  34,951     539,993
    Eagle Bancorp Montana, Inc........................     578       6,861
#*  Eagle Bancorp, Inc................................  41,404   1,955,925
    Eastern Virginia Bankshares, Inc..................   8,084      54,405
#*  eHealth, Inc...................................... 109,773   1,151,519
    EMC Insurance Group, Inc.......................... 173,655   4,039,215
#*  Emergent Capital, Inc.............................   5,262      23,153
    Employers Holdings, Inc........................... 281,013   7,000,034
#*  Encore Capital Group, Inc......................... 304,812   6,986,291
#*  Enova International, Inc..........................  86,176     480,000
#   Enterprise Bancorp, Inc...........................  36,296     859,852
    Enterprise Financial Services Corp................  74,777   2,122,919
    ESSA Bancorp, Inc.................................  55,542     750,372
    Evans Bancorp, Inc................................  11,667     291,092
#*  Ezcorp, Inc. Class A.............................. 141,922     431,443
#*  Farmers Capital Bank Corp.........................  23,970     646,950
    Farmers National Banc Corp........................   1,551      12,765
#   FBL Financial Group, Inc. Class A................. 268,740  16,409,264
*   FCB Financial Holdings, Inc. Class A..............  86,393   2,904,533
#   Federal Agricultural Mortgage Corp. Class A.......   4,200     112,350
#   Federal Agricultural Mortgage Corp. Class C.......  74,349   2,424,521
    Federated National Holding Co..................... 139,693   3,456,005

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
            Fidelity & Guaranty Life..................   4,825 $   120,866
#           Fidelity Southern Corp.................... 139,526   2,204,511
#           Financial Institutions, Inc...............  76,926   2,111,619
*           First Acceptance Corp.....................  59,247     121,456
*           First BanCorp(318672706).................. 454,090   1,180,634
            First Bancorp(318910106).................. 142,967   2,680,631
            First Bancorp of Indiana, Inc.............   1,400      24,318
#           First Bancorp, Inc........................  75,352   1,439,977
*           First Bancshares, Inc.....................   5,228      45,222
            First Bancshares, Inc. (The)..............   4,544      77,930
            First Busey Corp.......................... 173,810   3,203,318
            First Business Financial Services, Inc....  19,578     449,511
#*          First Cash Financial Services, Inc........  81,071   2,878,020
            First Commonwealth Financial Corp......... 752,663   6,570,748
            First Community Bancshares, Inc........... 111,501   2,068,344
            First Connecticut Bancorp., Inc...........  25,150     409,191
            First Defiance Financial Corp.............  69,039   2,687,688
            First Federal of Northern Michigan
              Bancorp, Inc............................  13,700      84,940
            First Financial Bancorp................... 453,930   7,262,880
            First Financial Corp......................  94,531   3,124,250
            First Financial Northwest, Inc............  46,371     627,400
            First Interstate BancSystem, Inc. Class A. 158,027   4,258,828
#*          First Marblehead Corp. (The)..............   4,947      18,700
            First Merchants Corp...................... 302,605   6,917,550
            First Midwest Bancorp, Inc................ 695,564  12,123,681
*           First NBC Bank Holding Co.................  56,584   1,776,172
            First of Long Island Corp. (The)..........   2,995      86,945
(degrees)*  First Place Financial Corp................ 153,683          --
            First South Bancorp, Inc..................  59,381     495,831
*           First United Corp.........................  31,308     303,061
*           Flagstar Bancorp, Inc..................... 257,096   4,794,840
            Flushing Financial Corp................... 232,484   5,114,648
#*          Forestar Group, Inc....................... 337,651   3,065,871
            Fox Chase Bancorp, Inc....................  60,429   1,182,596
#*          FRP Holdings, Inc.........................  91,354   2,773,507
#           Gain Capital Holdings, Inc................ 149,092   1,037,680
            GAMCO Investors, Inc. Class A.............   2,162      62,871
#           German American Bancorp, Inc..............  68,271   2,172,383
#*          Global Indemnity P.L.C....................  57,444   1,727,341
            Gouverneur Bancorp, Inc...................   4,366      55,667
            Great Southern Bancorp, Inc...............  88,369   3,505,598
#*          Green Dot Corp. Class A................... 342,970   6,094,577
#           Greenhill & Co., Inc...................... 229,148   5,449,139
#*          Greenlight Capital Re, Ltd. Class A....... 229,086   4,448,850
            Griffin Industrial Realty, Inc............  48,979   1,177,455
            Guaranty Bancorp..........................  75,245   1,185,861
            Guaranty Federal Bancshares, Inc..........  17,335     261,759
*           Hallmark Financial Services, Inc.......... 114,658   1,249,772
#*          Hampton Roads Bankshares, Inc.............   3,198       5,788
            Hanmi Financial Corp...................... 325,024   7,053,021
            Harleysville Savings Financial Corp.......  12,400     226,300
            Hawthorn Bancshares, Inc..................   6,442      98,434
#           HCI Group, Inc............................ 120,838   4,017,863

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Heartland Financial USA, Inc...................... 133,515 $ 3,998,774
    Hennessy Advisors, Inc............................     656      18,394
    Heritage Commerce Corp............................ 136,604   1,340,085
#   Heritage Financial Corp........................... 167,366   3,030,998
    Heritage Insurance Holdings, Inc..................  50,618   1,003,249
    Heritage Oaks Bancorp.............................   2,682      20,651
    HF Financial Corp.................................  34,791     604,320
*   HFF, Inc. Class A................................. 382,608  10,931,111
#   Hingham Institution for Savings...................  14,511   1,784,998
*   HMN Financial, Inc................................  37,346     430,226
    Home Bancorp, Inc.................................   4,852     123,775
*   HomeStreet, Inc...................................  68,998   1,413,079
*   HomeTrust Bancshares, Inc.........................  23,896     442,076
    HopFed Bancorp, Inc...............................  18,198     208,731
#   Horace Mann Educators Corp........................ 408,077  12,536,125
#   Horizon Bancorp...................................  42,047   1,079,346
#*  Impac Mortgage Holdings, Inc......................   1,100      14,520
#   Independence Holding Co...........................  71,308   1,093,865
    Independent Bank Corp.(453836108)................. 217,126   9,924,829
#   Independent Bank Corp.(453838609).................  34,130     516,728
#   Independent Bank Group, Inc.......................  14,740     440,873
#   Infinity Property & Casualty Corp................. 132,659  10,531,798
#   Interactive Brokers Group, Inc. Class A........... 457,693  14,769,753
#*  InterGroup Corp. (The)............................   6,500     169,065
    International Bancshares Corp.....................     674      15,630
*   INTL. FCStone, Inc................................ 128,190   3,613,676
    Investment Technology Group, Inc.................. 182,620   3,142,890
    Investors Title Co................................  21,120   1,826,880
*   Jacksonville Bancorp, Inc.........................     259       4,248
*   JW Mays, Inc......................................   2,700     146,070
#*  KCG Holdings, Inc. Class A........................ 209,130   2,137,309
    Kearny Financial Corp............................. 172,222   2,082,164
    Kentucky First Federal Bancorp....................  38,012     353,512
    Kingstone Cos., Inc...............................   7,739      62,609
#*  Ladenburg Thalmann Financial Services, Inc........ 156,241     367,166
    Lake Shore Bancorp, Inc...........................   3,521      47,252
    Lake Sunapee Bank Group...........................  21,740     298,708
    Lakeland Bancorp, Inc............................. 233,308   2,615,383
    Lakeland Financial Corp........................... 122,622   5,369,617
    Landmark Bancorp, Inc.............................  15,559     388,041
    LegacyTexas Financial Group, Inc.................. 438,181   8,557,675
#*  LendingTree, Inc..................................  70,500   5,195,145
#   Macatawa Bank Corp................................ 202,123   1,184,441
    Mackinac Financial Corp...........................  42,649     447,815
*   Magyar Bancorp, Inc...............................  15,818     155,016
#   Maiden Holdings, Ltd.............................. 500,513   6,406,566
#   MainSource Financial Group, Inc................... 136,416   3,025,707
*   Malvern Bancorp, Inc..............................   8,513     142,933
    Manning & Napier, Inc.............................  22,078     181,923
#*  Marcus & Millichap, Inc...........................   8,055     190,420
    Marlin Business Services Corp.....................  71,694   1,123,445
*   Maui Land & Pineapple Co., Inc....................  49,270     261,131
*   MBT Financial Corp................................  47,007     383,577

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   Mercantile Bank Corp..............................  54,590 $1,220,087
    Merchants Bancshares, Inc.........................  61,287  1,784,065
    Meridian Bancorp, Inc............................. 203,002  2,852,178
    Meta Financial Group, Inc.........................  35,526  1,540,407
    Metro Bancorp, Inc................................ 126,526  3,608,522
    Mid Penn Bancorp, Inc.............................   7,759    120,652
#   MidSouth Bancorp, Inc.............................  60,911    468,406
    MidWestOne Financial Group, Inc...................  17,469    491,752
#   Moelis & Co. Class A..............................  42,461  1,080,208
*   MSB Financial Corp................................   3,072     38,062
    MutualFirst Financial, Inc........................  39,230    977,612
    National Bank Holdings Corp. Class A.............. 101,544  1,999,401
#   National Interstate Corp.......................... 143,747  3,526,114
    National Penn Bancshares, Inc..................... 521,009  5,939,503
    National Security Group, Inc. (The)...............  12,602    189,534
#   National Western Life Group, Inc. Class A.........  12,021  2,773,605
*   Navigators Group, Inc. (The)......................  83,279  7,296,073
    NBT Bancorp, Inc.................................. 317,538  8,224,234
    Nelnet, Inc. Class A..............................  25,209    818,536
    NewBridge Bancorp................................. 165,705  1,875,781
#*  NewStar Financial, Inc............................ 194,699  1,491,394
*   Nicholas Financial, Inc...........................  43,559    450,836
#*  NMI Holdings, Inc. Class A........................  79,669    418,262
    Northeast Bancorp.................................   4,362     44,056
    Northeast Community Bancorp, Inc..................  24,952    172,169
#   Northfield Bancorp, Inc........................... 328,997  5,092,874
    Northrim BanCorp, Inc.............................  45,474  1,050,904
    Northway Financial, Inc...........................   1,076     22,354
    Northwest Bancshares, Inc......................... 789,822  9,928,063
#   Norwood Financial Corp............................  10,591    294,006
#   Ocean Shore Holding Co............................  20,561    369,481
    OceanFirst Financial Corp......................... 122,190  2,165,207
    OFG Bancorp....................................... 315,896  1,775,336
    Ohio Valley Banc Corp.............................  16,910    392,819
    Old Line Bancshares, Inc..........................  22,285    388,650
    Old National Bancorp.............................. 404,024  4,977,576
#*  Old Second Bancorp, Inc........................... 122,471    870,769
    OneBeacon Insurance Group, Ltd. Class A...........  47,941    615,562
#   Oppenheimer Holdings, Inc. Class A................  23,039    353,188
    Opus Bank.........................................  59,922  1,976,827
    Oritani Financial Corp............................ 423,250  7,076,740
#   Pacific Continental Corp..........................  97,501  1,573,666
*   Pacific Mercantile Bancorp........................   8,084     56,426
#*  Pacific Premier Bancorp, Inc...................... 109,257  2,243,046
    Park National Corp................................  35,718  3,147,113
    Park Sterling Corp................................ 257,311  1,883,517
*   Patriot National Bancorp, Inc.....................     290      4,101
    PB Bancorp, Inc...................................   1,325     11,660
    Peapack Gladstone Financial Corp.................. 106,608  2,298,468
#   Penns Woods Bancorp, Inc..........................  36,061  1,418,640
*   PennyMac Financial Services, Inc. Class A.........  18,616    221,717
    Peoples Bancorp of North Carolina, Inc............  15,956    305,717
#   Peoples Bancorp, Inc..............................  99,433  1,706,270

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   PHH Corp.......................................... 177,952 $ 2,185,251
*   Phoenix Cos., Inc. (The)..........................  47,405   1,742,134
*   PICO Holdings, Inc................................ 162,711   1,428,603
    Pinnacle Financial Partners, Inc.................. 188,057   9,374,641
#*  Piper Jaffray Cos.................................   4,037     137,258
    Preferred Bank....................................  70,238   2,282,735
    Premier Financial Bancorp, Inc....................  47,695     730,210
    Provident Financial Holdings, Inc.................  68,463   1,196,733
    Provident Financial Services, Inc................. 166,644   3,272,888
    Prudential Bancorp, Inc...........................  27,615     431,346
    Pulaski Financial Corp............................  85,066   1,209,639
    Pzena Investment Management, Inc. Class A.........  62,771     483,337
    QC Holdings, Inc.................................. 108,350      68,261
    QCR Holdings, Inc.................................   5,765     132,364
    RE/MAX Holdings, Inc. Class A.....................  52,240   1,818,997
*   Regional Management Corp..........................  31,529     418,075
    Renasant Corp..................................... 258,993   8,223,028
    Republic Bancorp, Inc. Class A.................... 194,141   5,185,506
#*  Republic First Bancorp, Inc.......................  76,545     315,365
    Resource America, Inc. Class A.................... 169,832     740,468
    Riverview Bancorp, Inc............................ 102,676     443,560
*   Royal Bancshares of Pennsylvania, Inc. Class A....  26,610      55,083
    S&T Bancorp, Inc.................................. 236,579   6,389,999
#*  Safeguard Scientifics, Inc........................ 192,635   2,504,255
#   Safety Insurance Group, Inc....................... 108,620   6,128,340
    Salisbury Bancorp, Inc............................   7,752     228,762
#   Sandy Spring Bancorp, Inc......................... 182,970   4,867,002
    SB Financial Group, Inc...........................   2,810      29,758
*   Seacoast Banking Corp. of Florida.................  88,973   1,318,580
*   Security National Financial Corp. Class A.........  25,580     141,458
*   Select Bancorp, Inc...............................   9,127      74,294
    Selective Insurance Group, Inc.................... 156,961   4,914,449
#   ServisFirst Bancshares, Inc.......................  40,815   1,635,457
    Shore Bancshares, Inc.............................  35,120     401,070
    SI Financial Group, Inc...........................  21,141     295,128
*   Siebert Financial Corp............................  13,141      15,244
#   Sierra Bancorp....................................  88,738   1,615,032
    Silvercrest Asset Management Group, Inc. Class A..   4,900      52,773
    Simmons First National Corp. Class A.............. 164,973   7,309,954
    South State Corp.................................. 136,899   9,151,698
*   Southcoast Financial Corp.........................   4,265      57,961
*   Southern First Bancshares, Inc....................  30,135     682,558
    Southern Missouri Bancorp, Inc....................  15,664     372,020
#   Southern National Bancorp of Virginia, Inc........   2,816      36,861
    Southside Bancshares, Inc......................... 169,034   3,808,336
    Southwest Bancorp, Inc............................ 138,304   2,315,209
    Southwest Georgia Financial Corp..................  12,047     176,850
#   State Auto Financial Corp.........................  92,894   2,027,876
    State Bank Financial Corp.........................  69,623   1,340,939
    Sterling Bancorp.................................. 834,761  13,114,095
    Stewart Information Services Corp................. 192,695   6,832,965
#   Stock Yards Bancorp, Inc.......................... 129,684   5,068,051
    Stonegate Bank....................................   4,960     157,083

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
*   Stratus Properties, Inc...........................  70,175 $1,675,779
    Suffolk Bancorp................................... 116,496  3,260,723
    Summit State Bank.................................   1,118     15,395
#*  Sun Bancorp, Inc..................................  59,708  1,252,674
    Sussex Bancorp....................................   8,000    102,400
    Talmer Bancorp, Inc. Class A...................... 115,182  1,849,823
#*  Tejon Ranch Co.................................... 209,453  4,096,901
#   Territorial Bancorp, Inc..........................  45,460  1,211,509
    Timberland Bancorp, Inc...........................  70,526    880,870
#   Tompkins Financial Corp...........................  92,363  5,174,175
#   Towne Bank........................................ 135,379  2,581,678
#   Trico Bancshares.................................. 166,681  4,252,032
*   Trinity Place Holdings, Inc....................... 143,600    858,728
#*  TriState Capital Holdings, Inc....................  19,720    234,668
#   TrustCo Bank Corp. NY............................. 822,803  4,525,416
#   Trustmark Corp.................................... 187,467  4,056,786
*   Unico American Corp............................... 113,843  1,170,306
#   Union Bankshares Corp............................. 285,233  6,551,802
    Union Bankshares, Inc.............................  14,917    404,847
    United Bancshares, Inc............................   6,297    104,026
    United Community Bancorp..........................   1,415     19,414
    United Community Banks, Inc....................... 417,773  7,544,980
    United Community Financial Corp................... 296,138  1,815,326
    United Financial Bancorp, Inc..................... 333,423  3,767,680
#   United Fire Group, Inc............................ 188,352  7,276,038
#   United Insurance Holdings Corp....................  59,996    931,738
*   United Security Bancshares........................ 119,397    622,058
    Unity Bancorp, Inc................................  36,063    415,806
#   Universal Insurance Holdings, Inc................. 409,225  7,668,876
    Univest Corp. of Pennsylvania..................... 106,407  2,094,090
    Value Line, Inc...................................  79,368  1,331,795
#   Virtus Investment Partners, Inc...................  43,893  3,862,584
    VSB Bancorp, Inc..................................   2,848     34,774
*   Walker & Dunlop, Inc.............................. 305,842  7,327,974
#*  Walter Investment Management Corp.................   5,902     58,371
#   Washington Trust Bancorp, Inc..................... 132,325  5,221,544
    Waterstone Financial, Inc......................... 119,596  1,656,405
    Wayne Savings Bancshares, Inc.....................   3,361     42,248
#   WesBanco, Inc..................................... 331,389  9,616,909
#   West BanCorp, Inc.................................  89,233  1,606,194
#   Westamerica Bancorporation........................ 105,168  4,592,687
*   Western Alliance Bancorp.......................... 186,438  6,074,150
    Westfield Financial, Inc.......................... 147,645  1,178,207
    Westwood Holdings Group, Inc......................  65,710  3,114,654
    Wilshire Bancorp, Inc............................. 761,275  8,061,902
#*  World Acceptance Corp............................. 134,460  3,891,272
*   Wright Investors' Service Holdings, Inc........... 109,400    185,980
    WSFS Financial Corp...............................  99,970  2,905,128
    WVS Financial Corp................................  12,479    143,633
#   Yadkin Financial Corp.............................  81,659  1,897,755

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
    Your Community Bankshares, Inc....................   2,877 $     94,912
                                                               ------------
Total Financials......................................          912,798,336
                                                               ------------
Health Care -- (9.8%)
#   Abaxis, Inc.......................................  92,470    4,027,068
#   Aceto Corp........................................ 339,559    7,758,923
*   Acorda Therapeutics, Inc.......................... 257,673    9,487,520
*   Adamas Pharmaceuticals, Inc.......................   7,280      124,779
#   Adcare Health Systems, Inc........................   2,242        4,910
#*  Addus HomeCare Corp............................... 124,071    2,631,546
#*  Affymetrix, Inc................................... 795,095   11,155,183
#*  Air Methods Corp..................................  86,706    3,376,332
#*  Albany Molecular Research, Inc.................... 369,176    6,024,952
*   Alliance HealthCare Services, Inc.................  75,507      564,792
*   Allied Healthcare Products, Inc...................  22,068       20,082
*   Almost Family, Inc................................  61,222    2,341,129
#*  AMAG Pharmaceuticals, Inc......................... 129,586    2,968,815
#*  Amedisys, Inc..................................... 218,183    7,800,042
*   American Shared Hospital Services.................  35,563       55,834
*   AMN Healthcare Services, Inc...................... 494,764   13,937,502
*   Amphastar Pharmaceuticals, Inc....................  21,871      263,546
#*  Ampio Pharmaceuticals, Inc........................  10,300       24,514
#   Analogic Corp..................................... 141,796   10,502,830
#*  AngioDynamics, Inc................................ 241,920    2,738,534
#*  ANI Pharmaceuticals, Inc..........................   2,387       76,408
#*  Anika Therapeutics, Inc........................... 175,446    6,600,278
#*  ArQule, Inc.......................................  29,132       50,981
*   Arrhythmia Research Technology, Inc...............  16,626       72,157
#*  Assembly Biosciences, Inc.........................   3,765       19,277
#   Atrion Corp.......................................  19,770    7,424,030
#*  Aytu Bioscience, Inc..............................   2,060        1,957
#*  Bioanalytical Systems, Inc........................   7,157       11,308
#*  BioScrip, Inc..................................... 216,752      387,986
#*  BioSpecifics Technologies Corp....................  38,243    1,460,118
*   Biota Pharmaceuticals, Inc........................  76,328      122,888
*   BioTelemetry, Inc................................. 278,772    2,631,608
*   Bovie Medical Corp................................  96,315      211,893
#*  Cambrex Corp...................................... 360,586   12,490,699
    Cantel Medical Corp............................... 278,932   16,560,193
#*  Capital Senior Living Corp........................ 316,438    5,800,308
    Catalyst Biosciences, Inc.........................   9,375       20,719
*   ChemoCentryx, Inc.................................   3,800       14,136
*   Civitas Solutions, Inc............................   7,476      179,873
#   Computer Programs & Systems, Inc.................. 106,059    5,571,279
*   Concert Pharmaceuticals, Inc......................  54,665      834,735
    CONMED Corp....................................... 250,204    9,242,536
#*  Corcept Therapeutics, Inc.........................  25,292       92,316
#*  Corvel Corp....................................... 266,976   12,179,445
#*  Cross Country Healthcare, Inc..................... 288,411    4,153,118
#   CryoLife, Inc..................................... 285,319    2,804,686
#*  Cumberland Pharmaceuticals, Inc................... 169,380      840,125
#*  Cutera, Inc....................................... 113,290    1,273,380
#*  Cynosure, Inc. Class A............................ 258,990    9,375,438

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*          Cytokinetics, Inc.........................   3,297 $    25,387
#*          Depomed, Inc.............................. 526,988   8,083,996
#*          Derma Sciences, Inc.......................   7,230      24,799
#*          Dicerna Pharmaceuticals, Inc..............   7,960      52,218
            Digirad Corp.............................. 104,281     518,277
*           Durect Corp...............................   3,351       4,021
#*          Emergent Biosolutions, Inc................ 415,388  15,203,201
#*          Enanta Pharmaceuticals, Inc...............  14,301     367,536
#           Ensign Group, Inc. (The).................. 492,086  11,047,331
*           Enzo Biochem, Inc......................... 265,401   1,258,001
*           EquiMed, Inc..............................     132          --
#*          Exactech, Inc.............................  99,378   1,988,554
#*          ExamWorks Group, Inc...................... 192,121   5,275,643
*           Five Star Quality Care, Inc............... 262,802     667,517
#*          Fortress Biotech, Inc.....................   3,600       8,928
#*          Genesis Healthcare, Inc................... 128,935     232,083
*           Greatbatch, Inc........................... 293,941  11,349,062
#*          Haemonetics Corp..........................   8,963     283,589
#*          Hanger, Inc............................... 272,695   3,678,655
#*          Harvard Bioscience, Inc................... 295,052     876,304
*           HealthStream, Inc......................... 259,162   5,675,648
#*          Healthways, Inc........................... 269,774   3,172,542
*           HMS Holdings Corp......................... 126,225   1,521,011
*           Icad, Inc.................................   9,700      43,844
*           ICU Medical, Inc.......................... 178,732  17,202,955
#*          Idera Pharmaceuticals, Inc................  37,921      73,567
*           Inogen, Inc...............................  61,407   2,041,169
*           Interpace Diagnostics Group, Inc.......... 156,436      42,238
            Invacare Corp............................. 288,825   4,450,793
*           Iridex Corp...............................  60,163     579,370
*           Juniper Pharmaceuticals, Inc..............   9,538      75,732
            Kewaunee Scientific Corp..................  25,060     422,010
#           Kindred Healthcare, Inc................... 557,636   5,386,764
#           Landauer, Inc.............................  30,791     943,436
#*          Lannett Co., Inc..........................  19,787     504,766
#           LeMaitre Vascular, Inc.................... 184,185   2,689,101
#*          Lexicon Pharmaceuticals, Inc..............   2,501      25,485
#*          LHC Group, Inc............................ 156,584   5,937,665
#*          Ligand Pharmaceuticals, Inc...............  77,832   7,780,865
#*          Lipocine, Inc.............................  39,391     356,882
*           LivaNova P.L.C............................  83,365   4,666,773
#*          Luminex Corp.............................. 186,463   3,578,225
*           Magellan Health, Inc......................  33,521   1,910,697
*           Masimo Corp............................... 159,902   5,876,398
#*          Mast Therapeutics, Inc....................  39,859      15,944
(degrees)*  Medcath Corp..............................  92,602          --
#*          MediciNova, Inc...........................  51,909     209,193
#           Meridian Bioscience, Inc.................. 311,961   6,005,249
*           Merit Medical Systems, Inc................ 484,158   8,012,815
*           MGC Diagnostics Corp......................   1,294       8,877
*           Misonix, Inc..............................  62,661     481,236
*           Momenta Pharmaceuticals, Inc.............. 281,991   3,502,328
#           National HealthCare Corp.................. 103,645   6,545,182

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
    National Research Corp. Class A...................   200,790 $ 3,029,921
#   National Research Corp. Class B...................    33,719   1,133,296
#*  Natus Medical, Inc................................   377,983  13,335,240
#*  Nektar Therapeutics...............................    95,684   1,305,130
#*  Neogen Corp.......................................     6,341     330,873
*   Omnicell, Inc.....................................   385,009  10,776,402
#*  OraSure Technologies, Inc.........................   111,617     610,545
#*  Orthofix International NV.........................   178,390   7,041,053
*   Pain Therapeutics, Inc............................   155,808     252,409
    PDL BioPharma, Inc................................ 1,006,043   3,158,975
#*  Pernix Therapeutics Holdings, Inc.................    46,710     101,828
*   PharMerica Corp...................................   324,653   9,638,948
#   Phibro Animal Health Corp. Class A................    55,676   1,867,930
#*  Pozen, Inc........................................    75,286     493,123
*   Prestige Brands Holdings, Inc.....................   213,551   9,968,561
#*  Progenics Pharmaceuticals, Inc....................   162,555     677,854
*   ProPhase Labs, Inc................................    56,585      69,034
#*  Providence Service Corp. (The)....................   166,198   7,379,191
#*  pSivida Corp......................................     5,721      19,509
    Psychemedics Corp.................................     1,558      14,630
    Quality Systems, Inc..............................   375,416   4,921,704
#*  Quidel Corp.......................................   216,701   3,692,585
#*  RadNet, Inc.......................................   207,160   1,238,817
#*  Repligen Corp.....................................   375,025   8,306,804
*   Retractable Technologies, Inc.....................     4,372      12,722
*   Rigel Pharmaceuticals, Inc........................   234,749     645,560
*   RTI Surgical, Inc.................................   464,478   1,490,974
*   Sagent Pharmaceuticals, Inc.......................    86,578   1,308,194
*   SciClone Pharmaceuticals, Inc.....................   560,076   4,475,007
#   Select Medical Holdings Corp......................    14,266     135,955
#*  Sequenom, Inc.....................................     6,000       9,660
    Simulations Plus, Inc.............................   123,672   1,373,996
    Span-America Medical Systems, Inc.................    32,884     634,661
#*  Spectrum Pharmaceuticals, Inc.....................   450,997   2,236,945
#*  Sucampo Pharmaceuticals, Inc. Class A.............   339,768   4,298,065
#*  Supernus Pharmaceuticals, Inc.....................   237,325   2,691,265
*   Surgical Care Affiliates, Inc.....................    47,598   2,031,007
*   SurModics, Inc....................................   135,797   2,709,150
*   Symmetry Surgical, Inc............................    72,365     638,259
#*  Theravance Biopharma, Inc.........................     4,949      81,263
#*  Tonix Pharmaceuticals Holding Corp................     6,320      30,589
#*  Triple-S Management Corp. Class B.................   144,886   3,229,509
#   Universal American Corp...........................   587,094   3,710,434
#   US Physical Therapy, Inc..........................   127,856   6,539,834
#   Utah Medical Products, Inc........................    47,236   2,662,693
#*  Vanda Pharmaceuticals, Inc........................    17,928     152,926
*   Vascular Solutions, Inc...........................   193,680   5,299,085
#*  Verastem, Inc.....................................     3,107       3,728
#*  Versartis, Inc....................................       703       7,831
#*  Vitae Pharmaceuticals, Inc........................     4,636      45,433
*   Vocera Communications, Inc........................     4,000      57,560
*   Wright Medical Group NV...........................    55,125   1,099,744
#*  Zafgen, Inc.......................................       680       4,522

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Zogenix, Inc......................................  19,254 $    182,528
                                                               ------------
Total Health Care.....................................          484,160,031
                                                               ------------
Industrials -- (18.6%)
#   AAON, Inc......................................... 612,931   13,196,404
    AAR Corp.......................................... 290,650    6,106,557
    ABM Industries, Inc...............................  90,646    2,722,099
#   Acacia Research Corp..............................  44,214      165,360
*   ACCO Brands Corp.................................. 615,685    3,737,208
*   Accuride Corp.....................................  76,906       64,678
    Acme United Corp..................................  30,407      421,137
*   Active Power, Inc.................................  65,376       75,836
#   Actuant Corp. Class A............................. 187,639    4,368,236
#   Advanced Drainage Systems, Inc....................  36,062      814,280
*   Aegion Corp....................................... 330,027    5,950,387
#*  AeroCentury Corp..................................   9,017       97,564
#*  Aerojet Rocketdyne Holdings, Inc.................. 402,012    6,613,097
#*  Aerovironment, Inc................................ 254,488    6,491,989
*   Air Transport Services Group, Inc................. 395,674    3,849,908
#   Aircastle, Ltd.................................... 223,509    3,837,650
#   Alamo Group, Inc..................................  87,024    4,614,883
#   Albany International Corp. Class A................ 264,656    8,977,132
    Allied Motion Technologies, Inc...................  58,539    1,143,852
#   Altra Industrial Motion Corp...................... 281,429    6,320,895
#*  Ameresco, Inc. Class A............................ 104,747      570,871
#   American Railcar Industries, Inc.................. 169,497    7,695,164
#   American Science & Engineering, Inc...............  70,020    2,513,018
#*  American Superconductor Corp......................   5,830       36,554
*   American Woodmark Corp............................ 186,252   12,851,388
*   AMREP Corp........................................  66,450      260,484
    Apogee Enterprises, Inc........................... 334,904   13,322,481
#   Applied Industrial Technologies, Inc..............  69,984    2,690,185
*   ARC Document Solutions, Inc....................... 318,079    1,173,712
    ArcBest Corp...................................... 188,062    3,860,913
    Argan, Inc........................................ 119,060    3,586,087
#*  Arotech Corp...................................... 112,037      231,917
    Art's-Way Manufacturing Co., Inc..................     200          562
#   Astec Industries, Inc............................. 174,170    6,496,541
*   Astronics Corp.................................... 139,892    4,510,118
#*  Astronics Corp. Class B...........................  80,997    2,626,328
*   Atlas Air Worldwide Holdings, Inc.................  79,000    2,901,670
*   Avalon Holdings Corp. Class A.....................  20,575       34,463
    AZZ, Inc.......................................... 286,343   14,740,938
*   Babcock & Wilcox Enterprises, Inc.................  89,683    1,851,954
    Barrett Business Services, Inc....................  12,831      502,590
*   Beacon Roofing Supply, Inc........................  63,004    2,551,662
*   Blount International, Inc......................... 510,137    4,744,274
*   Blue Bird Corp....................................   2,004       19,639
#*  BlueLinx Holdings, Inc............................ 184,488       71,950
*   BMC Stock Holdings, Inc...........................  49,186      706,803
    Brady Corp. Class A............................... 122,663    2,752,558
#   Briggs & Stratton Corp............................ 387,579    7,619,803
    Brink's Co. (The)................................. 306,951    9,024,359

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Broadwind Energy, Inc.............................     890 $     1,914
#*  Builders FirstSource, Inc......................... 404,860   3,251,026
*   CAI International, Inc............................ 134,296     839,350
#*  Casella Waste Systems, Inc. Class A............... 473,598   2,817,908
*   CBIZ, Inc......................................... 609,119   6,152,102
    CDI Corp.......................................... 108,321     556,770
#   CECO Environmental Corp........................... 179,639   1,401,184
#   Celadon Group, Inc................................ 218,943   1,738,407
#*  Chart Industries, Inc.............................   6,213     100,713
    Chicago Rivet & Machine Co........................  17,700     425,420
#   CIRCOR International, Inc......................... 163,387   5,798,605
    Columbus McKinnon Corp............................ 166,300   2,378,090
    Comfort Systems USA, Inc.......................... 419,345  11,884,237
#*  Command Security Corp.............................  17,842      44,427
*   Commercial Vehicle Group, Inc..................... 153,380     475,478
    Compx International, Inc..........................  18,270     184,527
    Conrad Industries, Inc............................  17,888     337,189
*   Continental Building Products, Inc................ 133,236   1,990,546
*   Continental Materials Corp........................  14,518     153,963
#*  Covenant Transportation Group, Inc. Class A....... 129,731   2,533,646
*   CPI Aerostructures, Inc...........................  48,356     423,599
*   CRA International, Inc............................ 100,725   1,876,507
    Cubic Corp........................................  60,022   2,398,479
    Douglas Dynamics, Inc............................. 230,575   4,579,220
*   Ducommun, Inc.....................................  98,910   1,463,868
#*  DXP Enterprises, Inc..............................  96,059   1,506,205
#*  Dycom Industries, Inc............................. 249,428  16,527,099
#   Dynamic Materials Corp............................  81,264     496,523
    Eastern Co. (The).................................  55,897     928,449
#*  Echo Global Logistics, Inc........................ 243,375   5,356,684
    Ecology and Environment, Inc. Class A.............  19,292     191,570
    Encore Wire Corp.................................. 210,438   7,830,398
#*  Energy Focus, Inc.................................   3,592      38,434
#*  Energy Recovery, Inc.............................. 244,812   1,517,834
    Engility Holdings, Inc............................  83,026   1,121,681
    Ennis, Inc........................................ 231,323   4,619,520
    EnPro Industries, Inc............................. 222,883   9,911,607
*   Environmental Tectonics Corp......................  45,400      30,645
    EnviroStar, Inc...................................  33,694     130,733
    ESCO Technologies, Inc............................ 173,048   5,958,043
    Espey Manufacturing & Electronics Corp............  35,187     865,600
    Essendant, Inc....................................  71,720   2,141,559
    Exponent, Inc..................................... 288,685  14,812,427
    Federal Signal Corp............................... 707,440  10,463,038
    Forward Air Corp.................................. 310,472  13,399,972
*   Franklin Covey Co................................. 167,415   2,964,920
#   Franklin Electric Co., Inc........................  85,151   2,322,919
    FreightCar America, Inc...........................  86,167   1,641,481
*   FTI Consulting, Inc............................... 104,916   3,555,603
*   Fuel Tech, Inc.................................... 136,361     245,450
*   Furmanite Corp.................................... 366,396   1,919,915
#   G&K Services, Inc. Class A........................ 216,109  13,913,097
#*  Genco Shipping & Trading, Ltd.....................   9,571       9,667

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Gencor Industries, Inc............................  15,936 $   187,885
#   General Cable Corp................................ 273,058   3,200,240
*   Gibraltar Industries, Inc......................... 279,413   5,934,732
    Global Brass & Copper Holdings, Inc...............  91,037   1,885,376
#   Global Power Equipment Group, Inc.................  44,225     115,870
*   Goldfield Corp. (The).............................  44,025      56,352
#   Gorman-Rupp Co. (The)............................. 242,116   6,154,589
*   GP Strategies Corp................................ 170,561   4,125,871
#   Graham Corp.......................................  67,722   1,171,591
    Granite Construction, Inc......................... 243,655   9,412,393
#*  Great Lakes Dredge & Dock Corp.................... 432,296   1,487,098
#   Greenbrier Cos., Inc. (The)....................... 203,120   5,252,683
#   Griffon Corp...................................... 411,553   6,247,375
#   H&E Equipment Services, Inc....................... 301,859   3,516,657
    Hardinge, Inc.....................................  96,286     850,205
    Harsco Corp.......................................  83,791     539,614
#*  Hawaiian Holdings, Inc............................ 590,692  20,798,265
#*  HC2 Holdings, Inc.................................  84,510     321,138
#   Heartland Express, Inc............................ 123,663   2,120,820
    Heidrick & Struggles International, Inc........... 157,048   4,139,785
*   Heritage-Crystal Clean, Inc.......................  18,365     175,202
*   Hill International, Inc........................... 318,662   1,077,078
    Houston Wire & Cable Co........................... 172,328     949,527
*   Hub Group, Inc. Class A........................... 211,992   6,459,396
*   Hudson Global, Inc................................ 216,487     584,515
#*  Hudson Technologies, Inc.......................... 170,343     505,919
    Hurco Cos., Inc...................................  55,394   1,495,638
*   Huron Consulting Group, Inc....................... 204,757  11,488,915
*   Huttig Building Products, Inc..................... 161,870     516,365
    Hyster-Yale Materials Handling, Inc...............  99,662   5,176,444
*   ICF International, Inc............................ 122,325   4,184,738
#*  InnerWorkings, Inc................................ 174,315   1,230,664
#*  Innovative Solutions & Support, Inc............... 139,210     367,514
    Insperity, Inc.................................... 269,097  12,090,528
    Insteel Industries, Inc........................... 116,632   2,858,650
*   Integrated Electrical Services, Inc............... 144,819   1,776,929
    Intelligent Systems Corp..........................   4,600      13,662
    Interface, Inc.................................... 683,123  11,537,947
#   International Shipholding Corp....................  37,981      51,274
#*  Intersections, Inc................................ 151,724     392,965
    John Bean Technologies Corp....................... 302,609  13,862,518
    Kadant, Inc.......................................  95,013   3,687,455
    Kaman Corp........................................ 279,202  11,123,408
#   Kelly Services, Inc. Class A...................... 272,121   4,511,766
    Kelly Services, Inc. Class B......................     635      10,379
*   Key Technology, Inc...............................  49,705     360,361
*   KEYW Holding Corp. (The)..........................   1,585       7,450
    Kforce, Inc....................................... 391,825   8,737,698
    Kimball International, Inc. Class B............... 272,659   2,628,433
    Knoll, Inc........................................ 541,027   9,927,845
    Korn/Ferry International.......................... 447,861  13,798,597
#*  Kratos Defense & Security Solutions, Inc.......... 394,381   1,258,075
#*  Lawson Products, Inc..............................  80,748   1,564,896

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Layne Christensen Co..............................   144,893 $   741,852
#   LB Foster Co. Class A.............................    96,440   1,111,953
#   Lindsay Corp......................................   110,855   7,797,541
#*  LMI Aerospace, Inc................................    97,642     963,727
    LS Starrett Co. (The) Class A.....................    49,444     476,146
    LSI Industries, Inc...............................   214,435   2,474,580
#*  Lydall, Inc.......................................   141,218   3,989,409
#*  Manitex International, Inc........................     9,596      48,940
#   Marten Transport, Ltd.............................   304,206   5,104,577
#*  MasTec, Inc.......................................   210,692   3,253,084
*   Mastech Holdings, Inc.............................    14,852      99,360
    Matson, Inc.......................................   212,079   8,570,112
    Matthews International Corp. Class A..............   162,001   8,085,470
#   McGrath RentCorp..................................   224,639   5,483,438
*   Meritor, Inc...................................... 1,113,530   7,605,410
*   MFRI, Inc.........................................    57,134     365,658
#   Miller Industries, Inc............................    81,772   1,757,280
*   Mistras Group, Inc................................   164,420   3,714,248
#   Mobile Mini, Inc..................................    42,301   1,096,442
#*  MRC Global, Inc...................................   393,484   3,954,514
    MSA Safety, Inc...................................     4,048     173,254
    Mueller Industries, Inc...........................    56,524   1,438,536
    Mueller Water Products, Inc. Class A.............. 1,715,790  14,086,636
#   Multi-Color Corp..................................   146,582   9,239,063
#*  MYR Group, Inc....................................   175,973   3,521,220
#   National Presto Industries, Inc...................    40,703   3,219,200
*   Navigant Consulting, Inc..........................   345,162   5,450,108
*   NCI Building Systems, Inc.........................   118,532   1,230,362
#*  NL Industries, Inc................................   236,934     492,823
#   NN, Inc...........................................   197,752   2,396,754
#*  Nortek, Inc.......................................     6,954     271,136
*   Northwest Pipe Co.................................    77,183     738,641
*   NV5 Global, Inc...................................    12,537     237,952
#   Omega Flex, Inc...................................    99,778   2,953,429
*   Orbit International Corp..........................     2,185       7,320
    Orbital ATK, Inc..................................    67,542   6,094,315
#*  Orion Energy Systems, Inc.........................    43,964      89,247
#*  Orion Marine Group, Inc...........................   112,793     407,183
#*  PAM Transportation Services, Inc..................    67,702   1,748,743
    Park-Ohio Holdings Corp...........................    97,788   2,789,892
*   Patrick Industries, Inc...........................   165,590   5,787,371
#*  Patriot Transportation Holding, Inc...............    30,858     689,985
*   Paul Mueller Co...................................    10,813     259,512
#*  Pendrell Corp.....................................    77,622      41,908
*   Performant Financial Corp.........................   275,215     470,618
#*  PGT, Inc..........................................   454,890   4,457,922
#*  Ply Gem Holdings, Inc.............................    90,222     899,513
#   Powell Industries, Inc............................   105,933   2,652,562
#*  Power Solutions International, Inc................     9,735     116,333
*   PowerSecure International, Inc....................   244,533   2,684,972
#   Preformed Line Products Co........................    51,141   1,934,153
#   Primoris Services Corp............................   392,126   7,995,449
#   Providence and Worcester Railroad Co..............    18,747     243,711

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc................................  59,893 $   603,721
#   Quanex Building Products Corp..................... 353,289   6,539,379
#*  Radiant Logistics, Inc............................  31,921     105,659
#   Raven Industries, Inc............................. 392,964   5,898,390
#*  RBC Bearings, Inc................................. 166,792   9,895,769
    RCM Technologies, Inc............................. 111,638     554,841
#*  Republic Airways Holdings, Inc.................... 317,611     676,511
    Resources Connection, Inc......................... 338,007   5,107,286
#*  Roadrunner Transportation Systems, Inc............ 218,161   1,727,835
*   RPX Corp.......................................... 282,134   3,267,112
#*  Rush Enterprises, Inc. Class A.................... 241,033   4,603,730
#*  Rush Enterprises, Inc. Class B.................... 114,340   2,147,305
#*  Saia, Inc......................................... 252,007   5,390,430
    Servotronics, Inc.................................  24,804     185,410
*   SIFCO Industries, Inc.............................  45,608     353,462
    Simpson Manufacturing Co., Inc....................     539      17,588
#   SkyWest, Inc...................................... 354,803   5,329,141
*   SL Industries, Inc................................  54,167   1,625,010
#*  SP Plus Corp...................................... 168,067   3,773,104
*   Sparton Corp......................................  53,461     916,322
#   Standex International Corp........................ 131,440   9,492,597
#*  Sterling Construction Co., Inc.................... 120,434     647,935
#   Sun Hydraulics Corp............................... 240,114   6,113,302
    Supreme Industries, Inc. Class A.................. 106,580     620,296
    TAL International Group, Inc......................  55,883     630,360
#*  Taser International, Inc.......................... 538,938   8,294,256
#*  Team, Inc......................................... 189,279   4,542,696
*   Tel-Instrument Electronics Corp...................  18,440      72,285
    Tennant Co........................................ 185,693  10,047,848
    Tetra Tech, Inc................................... 122,464   3,244,071
*   Thermon Group Holdings, Inc....................... 158,375   2,663,868
#   Titan International, Inc.......................... 359,744   1,079,232
#*  Titan Machinery, Inc.............................. 146,102   1,240,406
*   Transcat, Inc.....................................  42,500     414,800
*   TRC Cos., Inc..................................... 205,392   1,813,611
#*  Trex Co., Inc..................................... 280,394  10,531,599
*   TriMas Corp....................................... 275,823   4,768,980
*   TrueBlue, Inc..................................... 451,547  10,313,333
#*  Tutor Perini Corp................................. 262,204   3,463,715
#   Twin Disc, Inc....................................  85,216     974,871
#*  Ultralife Corp.................................... 106,484     599,505
    Universal Forest Products, Inc.................... 156,487  10,780,389
    Universal Truckload Services, Inc.................  79,475   1,026,022
#   US Ecology, Inc................................... 228,052   7,746,926
*   USA Truck, Inc....................................  71,557   1,157,077
*   Vectrus, Inc......................................   2,434      48,096
#*  Veritiv Corp......................................   6,157     189,943
*   Versar, Inc.......................................  44,956     116,886
    Viad Corp......................................... 166,570   4,908,818
#*  Vicor Corp........................................ 258,595   2,172,198
*   Virco Manufacturing Corp.......................... 133,476     413,776
#*  Virgin America, Inc...............................   4,435     136,820
*   Volt Information Sciences, Inc.................... 189,913   1,456,633

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
#           VSE Corp..................................    33,976 $  2,038,560
#*          Wabash National Corp......................   782,769    8,657,425
#*          Wesco Aircraft Holdings, Inc..............   195,782    2,210,379
*           Willdan Group, Inc........................    41,072      351,576
*           Willis Lease Finance Corp.................    75,708    1,340,789
*           Xerium Technologies, Inc..................    10,783       96,831
*           YRC Worldwide, Inc........................   158,615    1,640,079
                                                                 ------------
Total Industrials.....................................            917,968,034
                                                                 ------------
Information Technology -- (14.2%)
*           Actua Corp................................   396,417    3,750,105
#*          Acxiom Corp...............................   108,810    2,034,747
*           ADDvantage Technologies Group, Inc........    84,703      148,230
            ADTRAN, Inc...............................   380,075    6,902,162
*           Advanced Energy Industries, Inc...........   387,531   10,881,870
*           Aehr Test Systems.........................     6,207        8,504
*           Agilysys, Inc.............................   200,708    1,987,009
#*          Alliance Fiber Optic Products, Inc........    88,903    1,277,536
#*          Alpha & Omega Semiconductor, Ltd..........    83,342      795,916
#           American Software, Inc. Class A...........   224,049    2,179,997
#*          Amkor Technology, Inc.....................    46,464      285,289
#*          Amtech Systems, Inc.......................    98,930      560,933
*           Angie's List, Inc.........................    44,647      379,053
#*          Applied Optoelectronics, Inc..............     1,545       25,292
            Astro-Med, Inc............................    58,981      925,412
*           Autobytel, Inc............................    58,798    1,073,063
*           AVG Technologies NV.......................   502,065    9,473,967
*           Aviat Networks, Inc.......................   325,838      240,208
#*          Avid Technology, Inc......................   251,989    1,789,122
*           Aware, Inc................................   143,064      423,469
*           Axcelis Technologies, Inc................. 1,027,913    2,693,132
*           AXT, Inc..................................   285,511      716,633
#           Badger Meter, Inc.........................   161,241    9,002,085
*           Bankrate, Inc.............................    83,067      950,286
*           Bazaarvoice, Inc..........................    24,967       90,381
#           Bel Fuse, Inc. Class A....................    33,988      465,296
            Bel Fuse, Inc. Class B....................    91,882    1,393,850
*           Benchmark Electronics, Inc................    15,515      325,815
            Black Box Corp............................   140,725    1,072,324
#*          Blucora, Inc..............................   323,998    2,796,103
(degrees)*  Bogen Corp................................    33,103           --
#*          Bottomline Technologies de, Inc...........   238,682    6,878,815
#*          BroadVision, Inc..........................    16,737       94,564
            Brooks Automation, Inc....................   494,267    4,710,365
*           BSQUARE Corp..............................   103,061      633,825
*           Cabot Microelectronics Corp...............   273,995   11,135,157
*           CalAmp Corp...............................   405,640    6,895,880
#*          Calix, Inc................................   366,221    2,812,577
*           Carbonite, Inc............................     7,215       64,719
#*          Cardtronics, Inc..........................   145,765    4,491,020
*           Cartesian, Inc............................    24,412       47,603
#*          Cascade Microtech, Inc....................   113,285    1,795,567
#           Cass Information Systems, Inc.............    61,722    3,141,650

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Ceva, Inc.........................................   181,037 $ 4,191,007
    Checkpoint Systems, Inc...........................   234,573   1,520,033
*   CIBER, Inc........................................   471,303   1,531,735
#*  Clearfield, Inc...................................    96,824   1,432,995
*   Coherent, Inc.....................................    63,571   4,912,131
    Cohu, Inc.........................................   183,715   2,224,789
    Communications Systems, Inc.......................    79,847     576,495
    Computer Task Group, Inc..........................   175,876   1,039,427
    Comtech Telecommunications Corp...................   142,695   2,785,406
    Concurrent Computer Corp..........................    34,201     173,057
*   Constant Contact, Inc.............................   212,236   6,708,780
#*  Control4 Corp.....................................     8,532      58,274
*   Cray, Inc.........................................   302,670  11,922,171
#   CSG Systems International, Inc....................   364,785  12,745,588
    CSP, Inc..........................................    49,891     279,390
#   CTS Corp..........................................   259,220   4,082,715
#*  CUI Global, Inc...................................     3,773      27,694
#*  CVD Equipment Corp................................    31,867     273,100
*   CyberOptics Corp..................................    54,731     478,896
#   Daktronics, Inc...................................   334,827   2,688,661
*   Data I/O Corp.....................................    77,000     167,860
*   Datalink Corp.....................................   171,741   1,233,100
#*  Datawatch Corp....................................    22,888      94,070
#*  Demand Media, Inc.................................   169,895     856,271
#*  Determine, Inc....................................    26,569      64,563
*   DHI Group, Inc....................................   617,017   5,744,428
*   Digi International, Inc...........................   234,268   2,136,524
#*  Digimarc Corp.....................................    12,048     431,077
#*  Diodes, Inc.......................................   255,144   4,880,905
*   DSP Group, Inc....................................   228,826   2,189,865
#*  DTS, Inc..........................................   192,153   4,281,169
    EarthLink Holdings Corp........................... 1,135,497   6,722,142
#*  Eastman Kodak Co..................................       400       3,648
#   Ebix, Inc.........................................   227,875   7,775,095
*   Edgewater Technology, Inc.........................    87,868     684,492
#   Electro Rent Corp.................................   235,256   2,056,137
*   Electro Scientific Industries, Inc................   143,828     868,721
*   Electro-Sensors, Inc..............................     3,450      11,972
*   Electronics for Imaging, Inc......................    85,109   3,521,810
#*  Ellie Mae, Inc....................................    51,079   3,566,847
*   ELXSI Corp........................................     7,100     122,475
#*  eMagin Corp.......................................    52,807      71,818
*   Emcore Corp.......................................   174,304   1,056,282
#*  EnerNOC, Inc......................................   207,431   1,089,013
#*  Envestnet, Inc....................................   111,047   2,604,052
#   Epiq Systems, Inc.................................   284,414   3,560,863
*   ePlus, Inc........................................    54,754   5,185,751
#*  Everi Holdings, Inc...............................   622,229   1,748,463
#*  Everyday Health, Inc..............................       700       3,220
    Evolving Systems, Inc.............................    35,800     190,098
#*  Exar Corp.........................................   388,318   2,135,749
*   ExlService Holdings, Inc..........................   338,370  14,773,234
*   Extreme Networks, Inc.............................   618,849   1,708,023

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Fabrinet..........................................   231,398 $ 5,764,124
#*  FalconStor Software, Inc..........................   248,799     462,766
#*  FARO Technologies, Inc............................   147,277   3,780,601
*   Finisar Corp......................................    27,293     346,621
#*  FormFactor, Inc...................................   371,239   3,084,996
    Forrester Research, Inc...........................   252,320   8,066,670
*   Frequency Electronics, Inc........................    74,860     664,757
*   GigOptix, Inc.....................................    27,985      87,313
    GlobalScape, Inc..................................    19,590      66,606
#*  Glu Mobile, Inc...................................    27,349      60,441
*   GSE Systems, Inc..................................   127,249     268,495
*   GSI Group, Inc....................................   122,968   1,519,884
*   GSI Technology, Inc...............................    78,753     271,698
#*  GTT Communications, Inc...........................   109,997   1,637,855
    Hackett Group, Inc. (The).........................   376,995   5,568,216
#*  Harmonic, Inc.....................................   875,184   2,888,107
    Heartland Payment Systems, Inc....................   174,074  16,028,734
*   Higher One Holdings, Inc..........................   230,217     803,457
#*  Hutchinson Technology, Inc........................   233,337     863,347
#*  ID Systems, Inc...................................    55,135     221,091
#*  Identiv, Inc......................................    12,681      24,094
*   IEC Electronics Corp..............................    21,736      73,250
#*  II-VI, Inc........................................   153,358   3,189,846
#*  Imation Corp......................................   192,872     161,955
*   Immersion Corp....................................    53,577     454,333
#*  Infinera Corp.....................................   370,387   5,674,329
*   Innodata, Inc.....................................   217,125     523,271
#*  Inphi Corp........................................    88,825   2,464,894
*   Insight Enterprises, Inc..........................   376,044   8,885,920
#*  Internap Corp.....................................   570,848   2,203,473
#   Intersil Corp. Class A............................    76,854     999,102
*   inTEST Corp.......................................    84,141     336,564
#*  Intevac, Inc......................................   170,856     763,726
*   IntraLinks Holdings, Inc..........................   195,017   1,571,837
*   IntriCon Corp.....................................    53,872     402,963
*   Inuvo, Inc........................................    33,673      79,132
#*  iPass, Inc........................................   359,925     323,932
*   Iteris, Inc.......................................    52,380     111,569
#*  Itron, Inc........................................   106,097   3,496,957
*   Ixia..............................................   672,022   6,431,251
    IXYS Corp.........................................   298,387   3,559,757
*   Kemet Corp........................................   247,330     366,048
*   Key Tronic Corp...................................    23,306     176,659
*   Kimball Electronics, Inc..........................   179,364   1,800,815
#*  Knowles Corp......................................     2,382      32,395
#*  Kopin Corp........................................   671,440   1,295,879
*   Kulicke & Soffa Industries, Inc...................   588,266   5,953,252
*   KVH Industries, Inc...............................   155,678   1,502,293
*   Lantronix, Inc....................................        45          51
#*  Lattice Semiconductor Corp........................ 1,083,996   5,268,221
*   LGL Group, Inc. (The).............................    29,250     106,177
#*  Lightpath Technologies, Inc. Class A..............     1,963       5,732
*   Limelight Networks, Inc...........................   719,329     899,161

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Lionbridge Technologies, Inc......................   528,144 $ 2,445,307
*   Liquidity Services, Inc...........................    16,921     110,156
*   LoJack Corp.......................................   170,015     911,280
#*  M/A-COM Technology Solutions Holdings, Inc........     1,950      75,075
#*  Magnachip Semiconductor Corp......................    48,935     224,122
    ManTech International Corp. Class A...............   124,035   3,575,929
    Marchex, Inc. Class B.............................   155,647     594,572
*   Marin Software, Inc...............................     7,727      26,195
#*  Mattersight Corp..................................    29,094     158,853
#*  Mattson Technology, Inc...........................   161,707     564,357
*   MaxLinear, Inc. Class A...........................    78,566   1,208,345
#*  Maxwell Technologies, Inc.........................   237,014   1,651,988
*   MeetMe, Inc.......................................    60,348     192,510
*   Mercury Systems, Inc..............................   256,044   4,887,880
#   Mesa Laboratories, Inc............................    31,482   3,274,128
    Methode Electronics, Inc..........................   456,176  11,887,947
*   Microsemi Corp....................................    37,140   1,177,338
    MOCON, Inc........................................    62,606     820,765
#*  ModusLink Global Solutions, Inc...................   228,865     492,060
*   MoneyGram International, Inc......................    83,049     440,160
    Monotype Imaging Holdings, Inc....................   362,228   9,033,966
#*  Monster Worldwide, Inc............................ 1,021,654   5,098,053
*   MoSys, Inc........................................   154,045     140,181
*   MRV Communications, Inc...........................    57,746     669,854
#   MTS Systems Corp..................................   171,839   9,176,203
*   Multi-Fineline Electronix, Inc....................   180,402   3,018,125
#*  Nanometrics, Inc..................................   207,601   2,933,402
#*  NAPCO Security Technologies, Inc..................   307,597   1,676,404
    NCI, Inc. Class A.................................    54,985     693,911
#*  Neonode, Inc......................................    12,880      30,268
#*  NeoPhotonics Corp.................................    77,459     694,807
#*  NETGEAR, Inc......................................   204,138   7,628,637
*   Newport Corp......................................   373,084   5,682,069
    NIC, Inc..........................................   607,521  12,022,841
#*  Novatel Wireless, Inc.............................   160,721     173,579
#*  Numerex Corp. Class A.............................    72,177     448,941
    NVE Corp..........................................       684      33,926
#*  Oclaro, Inc.......................................   329,214   1,139,080
    Omtool, Ltd.......................................    30,770      89,079
#*  Onvia, Inc........................................     6,308      21,952
    Optical Cable Corp................................    55,836     134,006
*   OSI Systems, Inc..................................   200,121  10,970,633
*   PAR Technology Corp...............................   129,981     756,489
    Park Electrochemical Corp.........................   191,010   3,109,643
    PC Connection, Inc................................   102,863   2,321,618
    PC-Tel, Inc.......................................   176,904     847,370
*   PCM, Inc..........................................   115,111     949,666
#*  PDF Solutions, Inc................................   203,073   2,199,281
    Pegasystems, Inc..................................    20,814     489,129
#*  Perceptron, Inc...................................    62,505     412,533
*   Perficient, Inc...................................   320,594   6,107,316
*   PFSweb, Inc.......................................    67,198     831,911
*   Photronics, Inc...................................   449,535   5,367,448

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Planet Payment, Inc...............................  75,017 $   216,799
    Plantronics, Inc..................................  29,754   1,333,872
*   Plexus Corp....................................... 206,181   7,206,026
*   Polycom, Inc......................................  24,591     250,582
    Power Integrations, Inc...........................  84,824   3,997,755
*   PRGX Global, Inc.................................. 137,467     522,375
*   Prism Technologies Group, Inc.....................  12,966       8,945
*   Progress Software Corp............................ 317,258   8,213,810
#   QAD, Inc. Class A................................. 140,066   2,592,622
    QAD, Inc. Class B.................................  31,205     484,302
*   QLogic Corp....................................... 621,469   7,967,233
*   Qualstar Corp.....................................  90,434      62,399
*   Qualys, Inc.......................................  54,146   1,407,255
#*  Quantum Corp......................................  58,489      27,794
#*  QuinStreet, Inc...................................  96,938     369,334
*   Qumu Corp.........................................  85,784     268,504
*   Radisys Corp...................................... 205,406     554,596
#*  Rambus, Inc....................................... 839,341  10,273,534
*   RealD, Inc........................................ 186,946   1,942,369
*   RealNetworks, Inc................................. 363,381   1,315,439
#   Reis, Inc.........................................  92,810   2,092,865
*   Relm Wireless Corp................................  40,346     158,963
#*  RetailMeNot, Inc..................................  71,675     652,242
#   RF Industries, Ltd................................  56,930     235,121
    Richardson Electronics, Ltd....................... 128,704     662,826
#*  Rightside Group, Ltd..............................  36,226     326,034
#*  Rocket Fuel, Inc..................................  15,448      48,352
#*  Rofin-Sinar Technologies, Inc..................... 191,940   4,892,551
*   Rogers Corp....................................... 134,203   6,370,616
#*  Rosetta Stone, Inc................................ 124,887     831,747
#*  Rovi Corp.........................................  43,793     852,212
*   Rubicon Technology, Inc...........................  23,597      24,541
*   Ruckus Wireless, Inc..............................  64,233     540,200
*   Rudolph Technologies, Inc......................... 323,960   4,149,928
*   Sanmina Corp......................................  11,567     216,766
*   ScanSource, Inc................................... 226,042   7,093,198
*   SciQuest, Inc.....................................  14,897     189,639
#*  Seachange International, Inc...................... 355,745   2,212,734
*   Semtech Corp...................................... 121,416   2,440,462
#*  ServiceSource International, Inc..................  75,929     293,845
*   Sevcon, Inc.......................................  56,400     536,928
*   ShoreTel, Inc..................................... 345,740   2,838,525
*   Sigma Designs, Inc................................ 345,389   2,289,929
*   Sigmatron International, Inc......................  17,185     113,421
#*  Silicon Graphics International Corp...............   7,793      45,784
#*  Silver Spring Networks, Inc.......................  51,075     584,809
*   SMTC Corp.........................................  16,231      20,289
*   Sonic Foundry, Inc................................  23,066     122,480
#*  Sonus Networks, Inc............................... 393,213   2,359,278
#*  Stamps.com, Inc................................... 146,418  13,736,937
*   StarTek, Inc...................................... 131,000     525,310
#*  Super Micro Computer, Inc......................... 422,558  12,583,777
#*  Support.com, Inc.................................. 256,502     221,387

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc............................ 381,161 $ 11,221,380
*   Synchronoss Technologies, Inc.....................  22,200      680,208
#*  Tangoe, Inc.......................................  18,670      156,268
*   Technical Communications Corp.....................   7,300       21,097
*   TechTarget, Inc...................................  41,323      328,518
*   TeleCommunication Systems, Inc. Class A........... 426,001    2,112,965
*   Telenav, Inc...................................... 216,025    1,244,304
#   TeleTech Holdings, Inc............................ 198,431    5,300,092
#   Tessco Technologies, Inc..........................  64,080    1,058,602
    Tessera Technologies, Inc......................... 162,960    4,696,507
    TheStreet, Inc.................................... 233,363      305,706
*   TiVo, Inc......................................... 936,295    7,471,634
    TransAct Technologies, Inc........................  90,009      695,770
    Travelport Worldwide, Ltd.........................  87,173      949,314
*   Travelzoo, Inc....................................  63,740      516,931
*   Trio-Tech International...........................   3,392        8,650
*   TSR, Inc..........................................  60,552      227,070
#*  TTM Technologies, Inc............................. 515,331    3,004,380
#*  Ultra Clean Holdings, Inc......................... 170,531      879,940
#*  Ultratech, Inc.................................... 235,989    4,759,898
#*  Unisys Corp....................................... 474,684    4,661,397
*   United Online, Inc................................ 129,725    1,376,382
*   Universal Security Instruments, Inc...............   2,177        8,882
*   Unwired Planet, Inc...............................   8,205       76,142
#*  USA Technologies, Inc.............................   7,207       23,207
#*  VASCO Data Security International, Inc............  14,694      227,757
#*  Veeco Instruments, Inc............................ 260,060    4,847,518
*   Viavi Solutions, Inc.............................. 216,207    1,081,035
*   Vicon Industries, Inc.............................  45,650       75,323
*   Virtusa Corp...................................... 316,674   14,161,661
*   Vishay Precision Group, Inc....................... 108,345    1,280,638
#   Wayside Technology Group, Inc.....................  30,941      564,673
#*  Web.com Group, Inc................................ 415,289    7,819,892
#*  WebMD Health Corp.................................  11,285      576,776
*   Westell Technologies, Inc. Class A................ 426,791      469,470
*   Wireless Telecom Group, Inc....................... 225,386      338,079
*   Xcerra Corp....................................... 394,368    2,161,137
*   XO Group, Inc..................................... 211,528    3,151,767
*   YuMe, Inc.........................................   2,500        7,875
#*  Zhone Technologies, Inc...........................  66,487       97,071
*   Zix Corp.......................................... 468,388    2,103,062
                                                               ------------
Total Information Technology..........................          699,785,736
                                                               ------------
Materials -- (4.2%)
#   A Schulman, Inc................................... 321,696    8,145,343
    AEP Industries, Inc...............................  60,416    5,113,610
#*  AK Steel Holding Corp............................. 171,700      350,268
#*  AM Castle & Co.................................... 144,682      266,215
*   American Biltrite, Inc............................     868      328,972
#   American Vanguard Corp............................ 204,649    2,304,348
    Ampco-Pittsburgh Corp.............................  80,345      837,195
#   Balchem Corp...................................... 133,473    7,493,174
*   Boise Cascade Co.................................. 330,709    6,832,448

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
#   Calgon Carbon Corp................................ 568,816 $ 9,209,131
#   Carpenter Technology Corp.........................  55,047   1,528,105
#*  Century Aluminum Co............................... 445,102   2,100,881
#   Chase Corp........................................  76,072   3,495,508
*   Clearwater Paper Corp............................. 208,442   8,162,589
#*  Codexis, Inc......................................  19,897      80,583
#*  Coeur Mining, Inc................................. 183,409     405,334
#*  Contango ORE, Inc.................................   1,592       5,174
*   Core Molding Technologies, Inc....................  65,025     704,221
#   Deltic Timber Corp................................  86,357   4,742,726
    Detrex Corp.......................................  10,200     267,750
*   Ferro Corp........................................ 910,884   8,462,112
    Ferroglobe P.L.C.................................. 429,788   3,653,198
    Flamemaster Corp..................................     189       2,122
#*  Flotek Industries, Inc............................ 509,644   3,404,422
    Friedman Industries, Inc..........................  60,300     289,440
    FutureFuel Corp................................... 207,815   2,601,844
#   Greif, Inc. Class A...............................  13,338     352,523
*   Handy & Harman, Ltd...............................     500       8,510
#   Hawkins, Inc...................................... 100,741   3,774,765
    Haynes International, Inc.........................  83,940   2,686,080
*   Headwaters, Inc................................... 788,676  12,595,156
#   Hecla Mining Co................................... 749,019   1,393,175
#*  Horsehead Holding Corp............................ 134,304      34,583
    Innophos Holdings, Inc............................ 205,979   5,501,699
    Innospec, Inc..................................... 249,882  12,456,618
    Kaiser Aluminum Corp.............................. 152,339  11,842,834
    KMG Chemicals, Inc................................  71,451   1,647,660
*   Koppers Holdings, Inc............................. 141,598   2,397,254
*   Kraton Performance Polymers, Inc.................. 231,206   3,394,104
#   Kronos Worldwide, Inc.............................  17,088      80,314
#*  LSB Industries, Inc............................... 152,224     852,454
    Materion Corp..................................... 140,094   3,430,902
#   McEwen Mining, Inc................................  73,816      90,794
    Mercer International, Inc......................... 302,737   2,225,117
#   Myers Industries, Inc............................. 314,465   3,581,756
    Neenah Paper, Inc................................. 164,556   9,945,765
*   Northern Technologies International Corp..........  38,414     399,506
#   Olympic Steel, Inc................................  87,324     815,606
#*  OMNOVA Solutions, Inc............................. 295,283   1,550,236
#   PH Glatfelter Co.................................. 391,785   5,782,747
    Quaker Chemical Corp.............................. 128,543   9,642,010
    Rayonier Advanced Materials, Inc..................   2,783      19,481
*   Real Industry, Inc................................   3,200      20,480
#*  Rentech, Inc......................................  10,330      20,143
#*  Resolute Forest Products, Inc.....................  22,093     124,605
#   Schnitzer Steel Industries, Inc. Class A.......... 230,184   3,095,975
    Schweitzer-Mauduit International, Inc............. 146,535   6,154,470
    Stepan Co......................................... 174,832   7,860,447
#*  Stillwater Mining Co..............................  25,454     166,724
    SunCoke Energy, Inc...............................  59,292     224,124
    Synalloy Corp.....................................  57,753     407,159
#   TimkenSteel Corp..................................   9,002      81,108

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*           Trecora Resources..........................   140,977 $  1,483,078
             Tredegar Corp..............................   321,495    4,221,229
*            UFP Technologies, Inc......................    13,396      290,291
#            United States Lime & Minerals, Inc.........    59,266    3,257,852
#*           Universal Stainless & Alloy Products, Inc..    53,774      367,814
#*           US Concrete, Inc...........................    88,584    4,028,800
             Vulcan International Corp..................     8,251      437,303
*            Webco Industries, Inc......................     3,750      125,437
                                                                   ------------
Total Materials.........................................            209,655,401
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares..............     4,700           --
(degrees)*   Concord Camera Corp. Escrow Shares.........    49,560           --
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares..........     7,600           --
(degrees)*   FRD Acquisition Co. Escrow Shares..........   294,513           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   214,642           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............    37,100           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.6%)
#*           8x8, Inc...................................    39,873      500,805
*            Alaska Communications Systems Group, Inc...    52,443       84,958
             Atlantic Tele-Network, Inc.................   100,657    7,749,582
#*           Boingo Wireless, Inc.......................   273,187    1,666,441
#*           Cincinnati Bell, Inc....................... 1,636,876    5,303,478
#            Cogent Communications Holdings, Inc........   144,367    4,823,301
#            Consolidated Communications Holdings, Inc..   423,606    8,489,064
#*           FairPoint Communications, Inc..............    13,284      199,260
*            General Communication, Inc. Class A........   439,260    7,959,391
#*           Hawaiian Telcom Holdco, Inc................     7,177      171,243
#            IDT Corp. Class B..........................   209,493    2,660,561
             Inteliquent, Inc...........................   391,777    6,730,729
#*           Iridium Communications, Inc................   285,416    1,986,495
*            LICT Corp..................................         1        3,450
*            Lumos Networks Corp........................   141,478    1,638,315
#*           NTELOS Holdings Corp.......................   106,647      986,485
#*           ORBCOMM, Inc...............................   345,809    2,524,406
             Shenandoah Telecommunications Co...........   490,365   11,268,588
             Spok Holdings, Inc.........................   142,763    2,571,162
#*           Straight Path Communications, Inc. Class B.    77,607    1,746,157
*            Vonage Holdings Corp....................... 1,713,121    8,788,311
                                                                   ------------
Total Telecommunication Services........................             77,852,182
                                                                   ------------
Utilities -- (2.3%)
             American States Water Co...................   401,996   18,250,618
#            Artesian Resources Corp. Class A...........    28,207      854,954
             California Water Service Group.............   496,702   12,462,253
#            Chesapeake Utilities Corp..................   134,871    8,492,827
#            Connecticut Water Service, Inc.............    83,441    3,582,122
#            Consolidated Water Co., Ltd................    36,099      419,831
             Delta Natural Gas Co., Inc.................    40,000      872,400
             El Paso Electric Co........................   120,505    4,932,270

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                   SHARES        VALUE+
                                                 ----------- --------------
Utilities -- (Continued)
             Empire District Electric Co. (The).     445,102 $   13,059,293
             Gas Natural, Inc...................      24,922        207,351
#            Genie Energy, Ltd. Class B.........     199,593      1,678,577
#            MGE Energy, Inc....................     298,791     14,476,424
#            Middlesex Water Co.................     118,867      3,447,143
#            Northwest Natural Gas Co...........     174,921      9,087,146
#            Ormat Technologies, Inc............      45,964      1,627,126
#            Otter Tail Corp....................     290,851      8,097,292
*            Pure Cycle Corp....................       2,259          8,991
             RGC Resources, Inc.................       9,396        199,195
             SJW Corp...........................     195,535      6,374,441
             South Jersey Industries, Inc.......      53,165      1,321,682
#            Spark Energy, Inc. Class A.........         702         18,982
             Unitil Corp........................     114,412      4,433,465
#            York Water Co. (The)...............      71,582      1,909,092
                                                             --------------
Total Utilities.................................                115,813,475
                                                             --------------
TOTAL COMMON STOCKS.............................              4,455,451,661
                                                             --------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares..........      37,101             --
                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent
               Value Rights.....................      12,543             --
(degrees)*   Furiex Pharmaceuticals Contingent
               Value Rights.....................      16,188             --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights..........     104,000        196,560
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16................      82,112             --
TOTAL RIGHTS/WARRANTS...........................                    196,560
                                                             --------------

                                                    FACE
                                                   AMOUNT
                                                   (000)
                                                 -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%...       9,939          9,641
                                                             --------------
Health Care -- (0.0%)
(z)(degrees) Catalyst Biosciences, Inc.               70,875         69,457
                                                             --------------
TOTAL BONDS.....................................                     79,098
                                                             --------------
TOTAL INVESTMENT SECURITIES.....................              4,455,727,319
                                                             --------------

                                                   SHARES
                                                 -----------
TEMPORARY CASH INVESTMENTS -- (3.1%)
             State Street Institutional Liquid
               Reserves, 0.358%................. 151,670,343    151,670,343
                                                             --------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@         DFA Short Term Investment Fund.....  28,884,648    334,195,382
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,095,463,805)^^.......................             $4,941,593,044
                                                             ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  779,184,805           --   --    $  779,184,805
   Consumer Staples...........    182,355,239           --   --       182,355,239
   Energy.....................     75,849,348 $     29,074   --        75,878,422
   Financials.................    912,798,336           --   --       912,798,336
   Health Care................    484,160,031           --   --       484,160,031
   Industrials................    917,968,034           --   --       917,968,034
   Information Technology.....    699,785,736           --   --       699,785,736
   Materials..................    209,655,401           --   --       209,655,401
   Other......................             --           --   --                --
   Telecommunication Services.     77,852,182           --   --        77,852,182
   Utilities..................    115,813,475           --   --       115,813,475
Preferred Stocks
   Other......................             --           --   --                --
Rights/Warrants...............             --      196,560   --           196,560
Bonds
   Financials.................             --        9,641   --             9,641
   Health Care................             --       69,457   --            69,457
Temporary Cash Investments....    151,670,343           --   --       151,670,343
Securities Lending Collateral.             --  334,195,382   --       334,195,382
Futures Contracts**...........      1,880,219           --   --         1,880,219
                               -------------- ------------   --    --------------
TOTAL......................... $4,608,973,149 $334,500,114   --    $4,943,473,263
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                       --------- ------------
COMMON STOCKS -- (95.9%)

Real Estate Investment Trusts -- (95.9%)
#   Acadia Realty Trust...............................   658,832 $ 22,466,171
#   Agree Realty Corp.................................   175,310    6,472,445
#   Alexander's, Inc..................................    44,941   16,403,465
#   Alexandria Real Estate Equities, Inc..............   702,724   55,641,686
    American Assets Trust, Inc........................   324,634   12,138,065
#   American Campus Communities, Inc.................. 1,079,435   45,552,157
    American Homes 4 Rent Class A..................... 1,061,053   15,905,184
#   American Residential Properties, Inc..............   104,063    1,762,827
    Apartment Investment & Management Co. Class A..... 1,497,552   58,629,161
#   Ashford Hospitality Prime, Inc....................   272,900    2,999,171
#   Ashford Hospitality Trust, Inc....................   959,087    5,332,524
    AvalonBay Communities, Inc........................ 1,310,424  224,724,612
#   Bluerock Residential Growth REIT, Inc.............     5,705       59,104
    Boston Properties, Inc............................ 1,490,533  173,214,840
    Brandywine Realty Trust........................... 1,796,523   23,049,390
#   Brixmor Property Group, Inc....................... 1,191,906   31,728,538
    Camden Property Trust.............................   829,122   63,262,009
#*  Campus Crest Communities, Inc.....................   650,380    4,500,630
    Care Capital Properties, Inc......................   799,923   23,949,695
#   CareTrust REIT, Inc...............................   282,609    2,899,568
#   CBL & Associates Properties, Inc.................. 1,697,710   18,250,383
#   Cedar Realty Trust, Inc...........................   690,073    4,871,915
#   Chatham Lodging Trust.............................   233,340    4,400,792
#   Chesapeake Lodging Trust..........................   569,449   14,304,559
    Colony Starwood Homes.............................   358,545    7,715,888
    Columbia Property Trust, Inc......................   788,172   17,552,590
#   CoreSite Realty Corp..............................   293,368   18,816,624
    Corporate Office Properties Trust.................   934,245   20,833,663
#   Cousins Properties, Inc........................... 2,073,955   17,877,492
    CubeSmart......................................... 1,651,728   51,682,569
#   CyrusOne, Inc.....................................   600,718   22,136,458
#   DCT Industrial Trust, Inc.........................   887,128   31,750,311
#   DDR Corp.......................................... 2,946,522   50,414,991
    DiamondRock Hospitality Co........................ 1,941,255   16,112,417
#   Digital Realty Trust, Inc......................... 1,401,049  112,196,004
#   Douglas Emmett, Inc............................... 1,353,312   40,030,969
    Duke Realty Corp.................................. 3,318,928   66,810,021
    DuPont Fabros Technology, Inc.....................   653,119   21,663,957
    EastGroup Properties, Inc.........................   318,562   17,008,025
#   Education Realty Trust, Inc.......................   512,716   20,036,941
#   Empire State Realty Trust, Inc. Class A...........   857,716   14,195,200
#   EPR Properties....................................   572,069   34,295,537
*   Equity Commonwealth............................... 1,169,690   31,452,964
#   Equity Lifestyle Properties, Inc..................   770,003   50,758,598
#   Equity One, Inc...................................   741,763   20,561,670
    Equity Residential................................ 3,487,338  268,838,886
    Essex Property Trust, Inc.........................   632,202  134,728,568
#   Extra Space Storage, Inc.......................... 1,122,838  101,830,178
#   Federal Realty Investment Trust...................   664,638  100,247,350
#   FelCor Lodging Trust, Inc......................... 1,293,891    9,005,481
#   First Industrial Realty Trust, Inc................ 1,093,273   22,510,491

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Real Estate Investment Trusts -- (Continued)
#   First Potomac Realty Trust........................   575,578 $  5,634,909
#   Franklin Street Properties Corp...................   874,846    8,538,497
#   Gaming and Leisure Properties, Inc................   898,396   23,430,168
    General Growth Properties, Inc.................... 5,481,482  153,700,755
#   Getty Realty Corp.................................   257,017    4,595,464
#   Gladstone Commercial Corp.........................   205,660    2,940,938
#   Gladstone Land Corp...............................    35,719      265,035
#   Government Properties Income Trust................   711,530    9,769,307
#   Gramercy Property Trust........................... 1,356,841    9,918,508
    HCP, Inc.......................................... 4,457,515  160,203,089
    Healthcare Realty Trust, Inc......................   982,140   28,521,346
#   Healthcare Trust of America, Inc. Class A......... 1,216,219   34,102,781
#   Hersha Hospitality Trust..........................   473,406    8,317,743
#   Highwoods Properties, Inc.........................   912,626   38,594,954
#   Hospitality Properties Trust...................... 1,450,871   34,226,047
#   Host Hotels & Resorts, Inc........................ 7,483,191  103,642,195
    Hudson Pacific Properties, Inc....................   726,092   18,449,998
    Independence Realty Trust, Inc....................    55,573      378,452
#   Inland Real Estate Corp...........................   898,444    9,622,335
    Investors Real Estate Trust....................... 1,195,787    7,796,531
#   Iron Mountain, Inc................................ 1,802,779   49,648,534
#   Kilroy Realty Corp................................   880,276   49,181,020
    Kimco Realty Corp................................. 3,956,919  107,588,628
#   Kite Realty Group Trust...........................   795,350   21,076,775
#   LaSalle Hotel Properties.......................... 1,095,408   24,274,241
    Lexington Realty Trust............................ 2,072,561   15,191,872
    Liberty Property Trust............................ 1,445,173   42,372,472
#   LTC Properties, Inc...............................   339,530   15,119,271
#   Macerich Co. (The)................................ 1,535,271  119,705,080
#   Mack-Cali Realty Corp.............................   852,112   17,715,408
#   Medical Properties Trust, Inc..................... 2,270,245   24,972,695
    Mid-America Apartment Communities, Inc............   721,659   67,706,047
    Monmouth Real Estate Investment Corp. Class A.....   515,899    5,303,442
#   National Health Investors, Inc....................   340,653   20,670,824
#   National Retail Properties, Inc................... 1,303,569   55,975,253
#   New Senior Investment Group, Inc..................   565,713    5,198,902
#   New York REIT, Inc................................   792,175    8,143,559
    Omega Healthcare Investors, Inc................... 1,663,581   52,752,154
    One Liberty Properties, Inc.......................   125,464    2,599,614
    Paramount Group, Inc..............................   738,955   12,118,862
    Parkway Properties, Inc...........................   799,149   10,764,537
#   Pebblebrook Hotel Trust...........................   685,922   16,750,215
    Pennsylvania REIT.................................   714,600   13,991,868
#   Physicians Realty Trust...........................   510,744    8,718,400
    Piedmont Office Realty Trust, Inc. Class A........ 1,552,724   28,740,921
    Post Properties, Inc..............................   538,702   30,862,238
#   Prologis, Inc..................................... 5,017,086  198,024,384
#   PS Business Parks, Inc............................   200,967   17,399,723
#   Public Storage.................................... 1,418,576  359,694,131
    QTS Realty Trust, Inc. Class A....................   253,917   11,730,965
#   Ramco-Gershenson Properties Trust.................   764,709   13,068,877
#   Realty Income Corp................................ 2,392,365  133,470,043
    Regency Centers Corp..............................   901,482   65,258,282

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
Real Estate Investment Trusts -- (Continued)
#   Retail Opportunity Investments Corp.............    949,486 $   17,555,996
    Retail Properties of America, Inc. Class A......  2,271,531     35,231,446
#   Rexford Industrial Realty, Inc..................    361,392      5,887,076
    RLJ Lodging Trust...............................  1,254,605     22,946,725
#*  RMR Group, Inc. (The) Class A...................     67,903      1,415,778
#   Rouse Properties, Inc...........................    157,659      2,759,033
    Ryman Hospitality Properties, Inc...............    440,410     20,677,249
#   Sabra Health Care REIT, Inc.....................    621,729     11,414,944
    Saul Centers, Inc...............................    129,569      6,591,175
#   Select Income REIT..............................    639,832     12,092,825
    Senior Housing Properties Trust.................  2,266,752     32,822,569
    Silver Bay Realty Trust Corp....................    255,996      3,573,704
    Simon Property Group, Inc.......................  2,965,302    552,376,457
#   SL Green Realty Corp............................    952,152     91,987,405
    Sotherly Hotels, Inc............................     93,390        490,298
    Sovran Self Storage, Inc........................    345,479     38,928,574
    Spirit Realty Capital, Inc......................  4,225,788     44,286,258
#   STAG Industrial, Inc............................    572,420      9,691,071
#   Summit Hotel Properties, Inc....................    827,871      8,402,891
#   Sun Communities, Inc............................    500,735     33,343,944
#   Sunstone Hotel Investors, Inc...................  2,126,049     25,257,462
    Tanger Factory Outlet Centers, Inc..............    945,595     30,249,584
    Taubman Centers, Inc............................    609,676     43,311,383
#   Terreno Realty Corp.............................    236,116      5,307,888
#   UDR, Inc........................................  2,508,462     89,276,163
#   UMH Properties, Inc.............................    182,357      1,719,627
#   Universal Health Realty Income Trust............    120,833      6,141,941
    Urban Edge Properties...........................    947,771     23,030,835
#   Urstadt Biddle Properties, Inc..................     71,953      1,367,827
    Urstadt Biddle Properties, Inc. Class A.........    252,941      5,134,702
#   Ventas, Inc.....................................  3,187,881    176,353,577
#   VEREIT, Inc.....................................  8,663,845     66,798,245
    Vornado Realty Trust............................  1,650,859    146,034,987
#   Washington REIT.................................    658,016     16,601,744
    Weingarten Realty Investors.....................  1,153,006     40,228,379
    Welltower, Inc..................................  3,387,943    210,797,813
#   Whitestone REIT.................................    247,677      2,729,401
#   WP Carey, Inc...................................    942,059     54,874,937
#   WP GLIMCHER, Inc................................  1,791,188     16,263,987
    Xenia Hotels & Resorts, Inc.....................    373,535      5,464,817
TOTAL COMMON STOCKS.................................             6,361,441,740
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             6,361,441,740
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
   State Street Institutional Liquid Reserves,
     0.358%......................................    81,842,746     81,842,746
                                                                --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@ DFA Short Term Investment Fund................. 16,389,287    189,624,054
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,906,030,832)^^.............................            $6,632,908,540
                                                                ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $6,361,441,740           --   --    $6,361,441,740
Temporary Cash Investments.......     81,842,746           --   --        81,842,746
Securities Lending Collateral....             -- $189,624,054   --       189,624,054
Futures Contracts**..............        495,655           --   --           495,655
                                  -------------- ------------   --    --------------
TOTAL............................ $6,443,780,141 $189,624,054   --    $6,633,404,195
                                  ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- -----------
COMMON STOCKS -- (93.9%)

AUSTRALIA -- (5.4%)
#   AGL Energy, Ltd...................................   106,157 $ 1,415,729
    Amcor, Ltd........................................   291,961   2,784,130
    Amcor, Ltd. Sponsored ADR.........................     1,068      40,456
    AMP, Ltd.......................................... 1,178,788   4,542,625
#   APA Group.........................................   241,803   1,474,058
*   Aquarius Platinum, Ltd............................   138,691      24,154
    Aristocrat Leisure, Ltd...........................   128,643     945,341
    Asciano, Ltd......................................   271,603   1,721,871
    ASX, Ltd..........................................    35,592   1,076,581
    Aurizon Holdings, Ltd.............................   586,970   1,552,105
#   AusNet Services...................................   371,932     389,497
    Australia & New Zealand Banking Group, Ltd........   617,307  10,715,828
#   Bank of Queensland, Ltd...........................   103,981     974,022
    Bendigo and Adelaide Bank, Ltd....................   133,998   1,030,768
    BHP Billiton, Ltd.................................   722,701   7,936,672
#   BHP Billiton, Ltd. Sponsored ADR..................    64,389   1,410,763
    Boral, Ltd........................................   255,984   1,027,185
    Brambles, Ltd.....................................   379,165   3,028,912
    Caltex Australia, Ltd.............................    41,811   1,118,132
    CIMIC Group, Ltd..................................    19,734     340,357
    Coca-Cola Amatil, Ltd.............................   147,605     883,679
    Cochlear, Ltd.....................................    14,528     973,737
#   Commonwealth Bank of Australia....................   366,747  20,730,606
    Computershare, Ltd................................   107,678     803,909
    Crown Resorts, Ltd................................    67,709     597,212
    CSL, Ltd..........................................   109,253   8,138,154
    Domino's Pizza Enterprises, Ltd...................    10,758     461,942
    DUET Group........................................   566,420     932,137
#   Fortescue Metals Group, Ltd.......................   721,967     907,312
    Harvey Norman Holdings, Ltd.......................   175,534     559,735
    Incitec Pivot, Ltd................................   472,140   1,052,391
    Insurance Australia Group, Ltd....................   581,837   2,200,706
    James Hardie Industries P.L.C.....................   110,421   1,279,532
    James Hardie Industries P.L.C. Sponsored ADR......     2,500      28,575
    LendLease Group...................................   164,263   1,533,901
    Macquarie Group, Ltd..............................   104,955   5,413,770
    Medibank Pvt, Ltd.................................   536,739     961,999
    National Australia Bank, Ltd......................   453,382   9,006,887
*   Newcrest Mining, Ltd..............................   273,176   2,568,045
    Oil Search, Ltd...................................   448,851   2,109,280
#   Orica, Ltd........................................   164,221   1,673,559
    Origin Energy, Ltd................................   513,230   1,518,975
    Platinum Asset Management, Ltd....................    41,235     190,883
    Qantas Airways, Ltd...............................   349,296     971,325
    QBE Insurance Group, Ltd..........................   403,425   3,155,780
#   Ramsay Health Care, Ltd...........................    35,567   1,544,189
#   REA Group, Ltd....................................    12,767     484,600
    Reece, Ltd........................................     3,618      82,815
    Rio Tinto, Ltd....................................   124,472   3,515,058
    Santos, Ltd.......................................   432,899     992,809
#   Seek, Ltd.........................................    71,480     744,157

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
    Sonic Healthcare, Ltd.............................  85,022 $ 1,120,876
*   South32, Ltd...................................... 722,701     507,251
*   South32, Ltd. ADR.................................  79,510     270,334
    Suncorp Group, Ltd................................ 394,370   3,290,055
    Sydney Airport.................................... 188,973     889,854
    Tabcorp Holdings, Ltd............................. 285,684     939,174
    Tatts Group, Ltd.................................. 403,202   1,199,413
#   Telstra Corp., Ltd................................ 992,295   3,998,306
    TPG Telecom, Ltd..................................  75,860     546,559
    Transurban Group.................................. 376,258   2,900,826
    Treasury Wine Estates, Ltd........................ 157,614   1,025,833
    Washington H Soul Pattinson & Co., Ltd............  13,478     160,762
    Wesfarmers, Ltd................................... 189,581   5,720,221
    Westpac Banking Corp.............................. 517,629  11,463,543
#   Westpac Banking Corp. Sponsored ADR...............  85,381   1,874,113
    Woodside Petroleum, Ltd........................... 379,004   7,638,583
    Woolworths, Ltd................................... 297,632   5,174,236
                                                               -----------
TOTAL AUSTRALIA.......................................         168,286,784
                                                               -----------
AUSTRIA -- (0.2%)
    Andritz AG........................................  13,945     648,420
*   Erste Group Bank AG...............................  56,222   1,624,063
    OMV AG............................................  63,844   1,643,365
    Verbund AG........................................  18,924     228,780
    Voestalpine AG....................................  31,418     826,265
                                                               -----------
TOTAL AUSTRIA.........................................           4,970,893
                                                               -----------
BELGIUM -- (1.4%)
    Ageas.............................................  62,545   2,539,994
    Anheuser-Busch InBev NV........................... 147,197  18,512,456
    Anheuser-Busch InBev NV Sponsored ADR.............  25,694   3,233,333
    bpost SA..........................................   3,505      83,149
    Colruyt SA........................................  33,620   1,797,633
    Delhaize Group....................................  18,538   1,945,749
    Delhaize Group Sponsored ADR......................  48,184   1,258,566
    KBC Groep NV......................................  77,093   4,417,951
    Proximus SADP.....................................  63,100   2,181,193
    Solvay SA.........................................  28,940   2,397,477
*   Telenet Group Holding NV..........................  13,661     711,109
    UCB SA............................................  37,598   3,214,662
                                                               -----------
TOTAL BELGIUM.........................................          42,293,272
                                                               -----------
CANADA -- (7.1%)
    Agnico Eagle Mines, Ltd.(008474108)...............  31,194     918,351
    Agnico Eagle Mines, Ltd.(2009823).................  30,432     901,948
    Agrium, Inc.(2213538).............................  31,176   2,722,142
    Agrium, Inc.(008916108)...........................   4,227     367,199
*   Air Canada........................................  13,300      74,527
    Alamos Gold, Inc. Class A.........................   2,255       7,355
    Algonquin Power & Utilities Corp..................  33,400     274,181
    Alimentation Couche-Tard, Inc. Class B............  98,358   4,281,441
#   AltaGas, Ltd......................................  32,325     756,381

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#*  Amaya, Inc........................................   9,600 $  102,723
#   ARC Resources, Ltd................................ 126,821  1,704,647
    Atco, Ltd. Class I................................  19,824    549,480
*   AuRico Metals, Inc................................     992        411
    Bank of Montreal(063671101).......................  45,557  2,438,211
#   Bank of Montreal(2076009).........................  88,229  4,737,373
    Bank of Nova Scotia (The)(064149107)..............  62,295  2,544,128
#   Bank of Nova Scotia (The)(2076281)................ 181,668  7,442,306
    Barrick Gold Corp.(067901108)..................... 187,936  1,862,446
    Barrick Gold Corp.(2024644).......................  65,093    647,259
    BCE, Inc.(B188TH2)................................  25,962  1,045,782
    BCE, Inc.(05534B760)..............................  22,540    908,362
*   BlackBerry, Ltd.(09228F103).......................  64,141    456,684
#*  BlackBerry, Ltd.(BCBHZ31).........................  79,575    567,460
#*  Bombardier, Inc. Class A..........................  15,935     12,285
#*  Bombardier, Inc. Class B.......................... 361,340    252,776
    Brookfield Asset Management, Inc. Class A......... 172,296  5,201,241
    CAE, Inc.(2162760)................................  75,738    790,954
    CAE, Inc.(124765108)..............................   7,206     75,159
    Cameco Corp.(13321L108)...........................  41,415    502,778
    Cameco Corp.(2166160).............................  75,060    911,393
    Canadian Imperial Bank of Commerce(136069101).....  14,630    948,755
    Canadian Imperial Bank of Commerce(2170525).......  72,249  4,705,546
    Canadian National Railway Co.(136375102)..........  30,392  1,625,668
    Canadian National Railway Co.(2180632)............ 151,760  8,227,691
    Canadian Natural Resources, Ltd.(136385101).......  77,478  1,647,182
    Canadian Natural Resources, Ltd.(2171573)......... 209,989  4,495,374
    Canadian Oil Sands, Ltd........................... 201,640  1,351,559
    Canadian Pacific Railway, Ltd.(2793115)...........  32,866  3,950,770
    Canadian Pacific Railway, Ltd.(13645T100).........   3,771    451,502
#   Canadian Tire Corp., Ltd. Class A.................  26,916  2,193,205
    Canadian Utilities, Ltd. Class A..................  27,940    720,588
*   Canfor Corp.......................................  13,800    154,362
    CCL Industries, Inc. Class B......................   6,496    915,811
    Cenovus Energy, Inc.(15135U109)................... 127,783  1,570,453
    Cenovus Energy, Inc.(B57FG04).....................  57,962    714,130
*   CGI Group, Inc. Class A(39945C109)................  34,943  1,499,055
*   CGI Group, Inc. Class A(2159740)..................  31,525  1,351,104
    CI Financial Corp.................................  58,015  1,281,308
    Cineplex, Inc.....................................   8,186    285,742
    Cogeco Communications, Inc........................   8,563    386,616
*   Colliers International Group, Inc.................   5,737    248,183
    Constellation Software, Inc.......................   4,243  1,544,671
#   Crescent Point Energy Corp.(B67C8W8).............. 144,994  1,607,364
    Crescent Point Energy Corp.(22576C101)............  18,623    206,715
*   Detour Gold Corp..................................   9,700    117,987
    DH Corp...........................................  24,111    541,633
    Dollarama, Inc....................................  29,600  1,588,288
    E-L Financial Corp., Ltd..........................     157     75,704
    Eldorado Gold Corp.(284902103)....................  27,183     60,890
    Eldorado Gold Corp.(2307873)...................... 181,143    411,189
#   Emera, Inc........................................  10,522    335,511
    Empire Co., Ltd...................................  59,544  1,125,509

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Enbridge, Inc.(2466149)........................... 130,933 $4,547,933
    Enbridge, Inc.(29250N105).........................  32,574  1,127,060
    Encana Corp.(292505104)........................... 234,765  1,025,923
    Encana Corp.(2793193)............................. 157,452    691,220
    Fairfax Financial Holdings, Ltd...................   7,695  3,962,082
    Finning International, Inc........................  70,463    897,323
    First Capital Realty, Inc.........................  34,715    463,891
    First Quantum Minerals, Ltd....................... 174,032    376,413
*   FirstService Corp.................................   5,737    219,039
#   Fortis, Inc.......................................  50,981  1,481,502
    Franco-Nevada Corp.(B29NF31)......................  13,834    612,551
    Franco-Nevada Corp.(351858105)....................   7,619    336,074
#   Genworth MI Canada, Inc...........................  11,764    203,470
    George Weston, Ltd................................  18,126  1,397,522
    Gildan Activewear, Inc.(375916103)................  12,102    304,970
    Gildan Activewear, Inc.(2254645)..................  35,400    893,528
    Goldcorp, Inc.(380956409)......................... 101,517  1,151,203
    Goldcorp, Inc.(2676302)........................... 127,850  1,456,554
    Great-West Lifeco, Inc............................  55,600  1,377,994
    Hudson's Bay Co...................................  32,592    402,485
#   Husky Energy, Inc.................................  99,903    994,109
    IGM Financial, Inc................................  24,740    634,173
    Imperial Oil, Ltd.(453038408).....................  18,309    560,438
    Imperial Oil, Ltd.(2454241).......................  32,327    991,109
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  29,922    888,326
    Intact Financial Corp.............................  26,200  1,570,990
#   Inter Pipeline, Ltd...............................  73,183  1,185,848
    Jean Coutu Group PJC, Inc. (The) Class A..........  17,800    250,183
    Keyera Corp.......................................  39,418  1,080,485
*   Kinross Gold Corp.(496902404).....................  22,897     37,551
*   Kinross Gold Corp.(B03Z841)....................... 298,213    491,735
    Linamar Corp......................................  18,996    740,775
    Loblaw Cos., Ltd..................................  39,579  1,858,746
*   Lundin Mining Corp................................ 161,804    400,785
    MacDonald Dettwiler & Associates, Ltd.............   6,900    428,757
    Magna International, Inc.(559222401)..............  20,606    712,762
    Magna International, Inc.(2554475)................  78,820  2,738,361
    Manulife Financial Corp.(56501R106)...............  88,475  1,226,263
    Manulife Financial Corp.(2492519)................. 277,559  3,857,573
    Maple Leaf Foods, Inc.............................  23,587    384,221
#   Methanex Corp.(2654416)...........................  25,281    673,847
    Methanex Corp.(59151K108).........................   7,460    197,839
    Metro, Inc........................................  77,772  2,298,907
    National Bank of Canada........................... 106,416  3,036,225
#   Northland Power, Inc..............................  25,500    353,858
    Onex Corp.........................................  21,004  1,255,382
#   Open Text Corp.(683715106)........................   9,224    450,685
    Open Text Corp.(2260824)..........................  21,100  1,032,332
#   Pacific Exploration and Production Corp........... 146,844     84,905
    Pembina Pipeline Corp.(B4PPQG5)...................  13,234    300,941
    Pembina Pipeline Corp.(B4PT2P8)...................  37,591    854,378
#   Peyto Exploration & Development Corp..............  51,705  1,112,051
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  52,608    857,510

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
CANADA -- (Continued)
    Potash Corp. of Saskatchewan, Inc.(2696980)....... 133,900 $  2,183,079
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  30,642      861,581
    Progressive Waste Solutions, Ltd.(74339G101)......  14,394      405,479
    Quebecor, Inc. Class B............................  21,600      547,362
    Ritchie Bros Auctioneers, Inc.(2345390)...........  16,700      381,231
#   Ritchie Bros Auctioneers, Inc.(767744105).........   7,381      168,877
    Rogers Communications, Inc. Class B(2169051)......  57,268    1,960,986
    Rogers Communications, Inc. Class B(775109200)....  27,329      934,379
    Royal Bank of Canada(780087102)...................  81,614    4,181,901
    Royal Bank of Canada(2754383)..................... 246,120   12,746,096
    Saputo, Inc.......................................  55,112    1,353,311
    Shaw Communications, Inc. Class B(82028K200)......  55,617      961,062
#   Shaw Communications, Inc. Class B(2801836)........  60,849    1,053,314
    Silver Wheaton Corp.(828336107)...................  58,826      691,794
    Silver Wheaton Corp.(B058ZX6).....................  45,277      533,602
    SNC-Lavalin Group, Inc............................  66,747    1,908,214
    Stantec, Inc.(85472N109)..........................  16,651      405,285
    Stantec, Inc.(2854238)............................  12,500      304,626
    Stella-Jones, Inc.................................   3,000       90,649
    Sun Life Financial, Inc.(866796105)...............  33,287      948,679
#   Sun Life Financial, Inc.(2566124).................  84,631    2,427,349
    Suncor Energy, Inc.(867224107)....................  75,041    1,767,216
    Suncor Energy, Inc.(B3NB1P2)...................... 290,832    6,888,290
    Teck Resources, Ltd. Class B(878742204)...........  74,644      278,422
#   Teck Resources, Ltd. Class B(2879327).............  83,338      311,127
    TELUS Corp........................................  50,417    1,402,492
    Thomson Reuters Corp.(2126067)....................  18,094      676,716
#   Thomson Reuters Corp.(2889371)....................  58,150    2,175,073
    Toronto-Dominion Bank (The)(891160509)............  32,714    1,237,898
    Toronto-Dominion Bank (The)(2897222).............. 270,619   10,267,257
*   Tourmaline Oil Corp...............................  68,372    1,363,145
    TransCanada Corp.(89353D107)......................  30,106    1,040,463
    TransCanada Corp.(2665184)........................ 106,971    3,714,854
*   Turquoise Hill Resources, Ltd.(900435108).........  68,462      141,032
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 166,490      348,216
#*  Valeant Pharmaceuticals International,
      Inc.(91911K102).................................  18,018    1,625,584
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  57,482    5,293,153
#   Veresen, Inc......................................  54,329      309,476
#   Vermilion Energy, Inc.(B607XS1)...................  25,133      672,055
    Vermilion Energy, Inc.(923725105).................   4,040      108,151
    West Fraser Timber Co., Ltd.......................  26,784      920,586
    Westjet Airlines, Ltd.............................   2,400       32,413
#   Whitecap Resources, Inc...........................  32,736      178,998
    WSP Global, Inc...................................  16,900      485,683
                                                               ------------
TOTAL CANADA..........................................          222,155,391
                                                               ------------
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A..................     752      950,504
    AP Moeller - Maersk A.S. Class B..................   1,396    1,796,125
    Carlsberg A.S. Class B............................  32,337    2,726,253
    Chr Hansen Holding A.S............................  28,333    1,734,747
    Coloplast A.S. Class B............................  21,697    1,781,287
    Danske Bank A.S................................... 141,394    3,805,118

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
    DSV A.S...........................................  56,592 $ 2,202,356
*   Genmab A.S........................................  11,675   1,466,110
*   H Lundbeck A.S....................................  23,996     779,404
    ISS A.S...........................................  20,617     728,878
#   Novo Nordisk A.S. Class B......................... 369,649  20,651,700
    Novo Nordisk A.S. Sponsored ADR...................  92,741   5,181,440
    Novozymes A.S. Class B............................  56,813   2,371,328
    Pandora A.S.......................................  39,042   5,223,253
    Tryg A.S..........................................  25,855     494,376
    Vestas Wind Systems A.S...........................  69,334   4,536,821
                                                               -----------
TOTAL DENMARK.........................................          56,429,700
                                                               -----------
FINLAND -- (1.0%)
    Elisa Oyj.........................................  32,536   1,178,426
    Fortum Oyj........................................ 152,652   2,400,370
#   Kone Oyj Class B..................................  74,166   3,259,902
    Neste Oyj.........................................  63,895   2,001,786
    Nokia Oyj(5902941)................................ 642,160   4,625,775
    Nokia Oyj(5946455)................................ 303,562   2,170,402
    Nokia Oyj Sponsored ADR........................... 223,680   1,610,496
    Orion Oyj Class A.................................   3,180     102,694
    Orion Oyj Class B.................................  19,191     633,153
    Sampo Oyj Class A................................. 104,563   5,063,386
    Stora Enso Oyj Class R............................ 273,453   2,228,573
    Stora Enso Oyj Sponsored ADR......................  12,000      97,560
    UPM-Kymmene Oyj................................... 256,845   4,185,757
    UPM-Kymmene Oyj Sponsored ADR.....................  13,000     212,290
    Wartsila Oyj Abp..................................  35,140   1,578,397
                                                               -----------
TOTAL FINLAND.........................................          31,348,967
                                                               -----------
FRANCE -- (8.3%)
    Accor SA..........................................  61,639   2,340,942
    Aeroports de Paris................................   7,548     855,038
    Air Liquide SA....................................  79,185   8,188,474
    Airbus Group SE................................... 134,013   8,428,889
#*  Alstom SA.........................................  45,842   1,230,109
    Arkema SA.........................................  25,087   1,566,957
    Atos SE...........................................  31,608   2,498,725
    AXA SA............................................ 368,236   9,100,116
    AXA SA Sponsored ADR..............................  47,148   1,159,841
    BNP Paribas SA.................................... 204,500   9,687,535
    Bollore SA........................................ 218,037     879,982
    Bouygues SA.......................................  82,784   3,240,507
    Bureau Veritas SA.................................  56,508   1,076,509
    Cap Gemini SA.....................................  34,542   3,156,473
#   Carrefour SA...................................... 191,723   5,456,590
#   Casino Guichard Perrachon SA......................  21,804     988,352
#   CGG SA Sponsored ADR..............................  15,607      15,451
    Christian Dior SE.................................  12,022   2,033,239
    Cie de Saint-Gobain............................... 188,240   7,758,172
    Cie Generale des Etablissements Michelin..........  77,784   7,096,493
    CNP Assurances....................................  59,249     792,307

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Credit Agricole SA................................ 217,180 $ 2,167,253
    Danone SA......................................... 119,732   8,246,584
    Danone SA Sponsored ADR...........................  12,326     170,469
    Dassault Systemes.................................  25,765   1,991,468
    Eiffage SA........................................  17,869   1,227,185
    Electricite de France SA..........................  92,906   1,214,885
    Engie SA.......................................... 402,638   6,424,318
    Essilor International SA..........................  48,205   5,980,401
    Euler Hermes Group................................     506      43,269
    Eutelsat Communications SA........................  60,757   1,963,634
    Faurecia..........................................  23,847     866,219
    Groupe Eurotunnel SE..............................  86,316     991,883
#   Hermes International..............................   5,989   2,037,538
    Iliad SA..........................................   6,004   1,505,552
    Imerys SA.........................................  12,688     785,204
    Ingenico Group SA.................................  10,781   1,272,644
    Ipsen SA..........................................   2,444     140,871
#   JCDecaux SA.......................................  21,745     856,234
#   Kering............................................  15,615   2,631,479
    L'Oreal SA........................................  48,599   8,306,769
    Legrand SA........................................  52,007   2,864,574
    LVMH Moet Hennessy Louis Vuitton SE...............  64,642  10,397,437
    Natixis SA........................................ 273,159   1,336,453
    Numericable-SFR SAS...............................  31,052   1,232,898
    Orange SA......................................... 453,803   8,057,564
    Orange SA Sponsored ADR...........................  45,487     803,755
    Pernod Ricard SA..................................  34,321   4,016,705
*   Peugeot SA........................................ 218,085   3,242,871
    Publicis Groupe SA................................  47,369   2,841,444
    Publicis Groupe SA ADR............................   4,537      68,010
    Renault SA........................................  66,112   5,609,795
    Safran SA.........................................  66,655   4,318,077
    Sanofi............................................ 215,653  17,933,847
    Schneider Electric SE(4834108)....................  98,128   5,235,693
    Schneider Electric SE(B11BPS1)....................     935      49,832
    SCOR SE...........................................  53,550   1,866,659
    SEB SA............................................   3,563     347,861
    SES SA............................................  72,656   1,899,770
    Societe BIC SA....................................   6,160   1,003,256
    Societe Generale SA............................... 156,105   5,955,029
    Sodexo............................................  16,625   1,623,770
    Sodexo SA.........................................  21,399   2,095,785
    STMicroelectronics NV............................. 184,940   1,208,229
    Suez Environnement Co.............................  74,611   1,383,100
    Technip SA........................................  32,895   1,532,728
    Technip SA ADR....................................  14,400     169,920
    Thales SA.........................................  31,870   2,425,778
#   Total SA.......................................... 409,963  18,210,925
#   Total SA Sponsored ADR............................ 154,589   6,851,385
    Valeo SA..........................................  21,388   2,779,120
#   Vallourec SA......................................   2,814      12,346
    Veolia Environnement SA...........................  66,358   1,599,832
    Veolia Environnement SA ADR.......................  17,086     409,551

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
FRANCE -- (Continued)
    Vinci SA.......................................... 109,791 $  7,438,034
#   Vivendi SA........................................ 278,597    6,056,712
#   Zodiac Aerospace..................................  50,878    1,060,959
                                                               ------------
TOTAL FRANCE..........................................          260,314,264
                                                               ------------
GERMANY -- (7.1%)
    Adidas AG.........................................  53,237    5,481,954
    Allianz SE........................................  64,883   10,500,426
    Allianz SE Sponsored ADR.......................... 245,686    3,980,113
    Axel Springer SE..................................   9,850      512,914
    BASF SE........................................... 199,568   13,301,842
    BASF SE Sponsored ADR.............................   8,000      532,560
    Bayer AG.......................................... 162,181   18,252,858
#   Bayer AG Sponsored ADR............................  32,835    3,689,997
    Bayerische Motoren Werke AG.......................  95,397    7,945,145
    Beiersdorf AG.....................................  15,930    1,470,242
    Brenntag AG.......................................  35,939    1,763,444
*   Commerzbank AG.................................... 300,034    2,438,222
    Continental AG....................................  25,642    5,380,905
    Daimler AG........................................ 258,139   18,073,277
    Deutsche Bank AG(5750355).........................  50,363      902,553
#   Deutsche Bank AG(D18190898)....................... 218,645    3,911,559
    Deutsche Boerse AG................................  39,989    3,412,364
*   Deutsche Lufthansa AG............................. 135,861    1,992,219
    Deutsche Post AG.................................. 224,214    5,434,232
    Deutsche Telekom AG............................... 656,623   11,433,688
#   Deutsche Telekom AG Sponsored ADR.................  94,100    1,639,222
*   Deutsche Wohnen AG................................  89,072    2,267,556
    E.ON SE........................................... 884,740    9,065,763
#   E.ON SE Sponsored ADR.............................  52,950      542,208
    Fielmann AG.......................................   5,420      408,949
    Fraport AG Frankfurt Airport Services Worldwide...   9,556      579,587
    Fresenius Medical Care AG & Co. KGaA..............  50,109    4,450,218
    Fresenius Medical Care AG & Co. KGaA ADR..........  13,900      618,411
    Fresenius SE & Co. KGaA........................... 103,541    6,870,756
    Fuchs Petrolub SE.................................   9,084      321,518
    GEA Group AG......................................  36,193    1,518,409
    Hannover Rueck SE.................................  15,632    1,645,230
    HeidelbergCement AG...............................  43,064    3,172,231
    Henkel AG & Co. KGaA..............................  21,511    1,983,519
    Hochtief AG.......................................   6,952      638,523
    Hugo Boss AG......................................  14,561    1,159,677
    Infineon Technologies AG.......................... 215,295    2,880,958
    K+S AG............................................  48,416    1,023,540
    Kabel Deutschland Holding AG......................   3,458      443,057
    Lanxess AG........................................   4,861      200,697
    Linde AG..........................................  37,273    5,071,928
    MAN SE............................................   6,816      688,711
    Merck KGaA........................................  30,434    2,649,966
    Metro AG..........................................  75,038    2,126,216
    Muenchener Rueckversicherungs-Gesellschaft AG.....  32,808    6,321,185
    ProSiebenSat.1 Media SE...........................  49,907    2,493,547

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
GERMANY -- (Continued)
*   QIAGEN NV.........................................    53,320 $  1,218,070
    RTL Group SA......................................     8,000      647,984
#   RWE AG............................................   216,266    3,029,347
    SAP SE............................................   161,475   12,867,125
#   SAP SE Sponsored ADR..............................     8,519      679,816
    Siemens AG........................................   140,853   13,500,723
    Symrise AG........................................    22,821    1,479,925
*   Talanx AG.........................................    13,110      378,799
    Telefonica Deutschland Holding AG.................   183,635      910,847
    ThyssenKrupp AG...................................    82,350    1,272,411
    United Internet AG................................    29,488    1,526,105
    Volkswagen AG.....................................     8,158    1,070,881
    Vonovia SE........................................    81,835    2,494,229
#   Wirecard AG.......................................    10,166      514,103
*   Zalando SE........................................    14,365      494,707
                                                                 ------------
TOTAL GERMANY.........................................            223,277,168
                                                                 ------------
HONG KONG -- (2.5%)
    AIA Group, Ltd.................................... 2,459,800   13,691,119
#   ASM Pacific Technology, Ltd.......................    49,600      361,148
#   Bank of East Asia, Ltd. (The).....................   411,582    1,207,179
#   BOC Hong Kong Holdings, Ltd.......................   769,500    2,053,493
#   Brightoil Petroleum Holdings, Ltd.................   333,000       98,986
    Cathay Pacific Airways, Ltd.......................   679,000    1,071,640
#   Cheung Kong Infrastructure Holdings, Ltd..........   122,000    1,148,252
    Cheung Kong Property Holdings, Ltd................   553,962    2,995,452
#   Chow Tai Fook Jewellery Group, Ltd................   298,000      173,718
    CK Hutchison Holdings, Ltd........................   469,962    5,881,175
    CLP Holdings, Ltd.................................   353,900    2,963,669
    FIH Mobile, Ltd...................................   627,000      224,373
    First Pacific Co., Ltd............................   542,400      376,102
    Galaxy Entertainment Group, Ltd...................   516,000    1,627,854
    Genting Hong Kong, Ltd............................    83,000       28,378
*   Goldin Financial Holdings, Ltd....................    40,000       43,116
    Hang Lung Group, Ltd..............................   224,000      618,849
    Hang Lung Properties, Ltd.........................   764,000    1,415,224
    Hang Seng Bank, Ltd...............................   143,900    2,394,574
    Henderson Land Development Co., Ltd...............   341,065    1,862,226
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   622,000      486,841
    HKT Trust & HKT, Ltd..............................   868,000    1,144,079
    Hong Kong & China Gas Co., Ltd.................... 1,389,466    2,452,984
#   Hong Kong Exchanges and Clearing, Ltd.............   252,816    5,622,302
    Hongkong & Shanghai Hotels (The)..................    94,525       94,966
    Hopewell Holdings, Ltd............................     3,000        9,104
    Hysan Development Co., Ltd........................   207,638      808,555
    Johnson Electric Holdings, Ltd....................     5,625       16,676
    Kerry Properties, Ltd.............................   284,393      654,521
#*  Kingston Financial Group, Ltd.....................   504,000      154,810
    L'Occitane International SA.......................   112,750      197,238
#   Li & Fung, Ltd.................................... 2,090,000    1,202,263
    Melco Crown Entertainment, Ltd. ADR...............    34,136      520,233
    MGM China Holdings, Ltd...........................   194,000      234,555
    MTR Corp., Ltd....................................   322,765    1,465,491

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
    New World Development Co., Ltd....................  2,140,763 $ 1,749,686
    NWS Holdings, Ltd.................................    334,767     503,463
    PCCW, Ltd.........................................  1,289,712     775,304
    Power Assets Holdings, Ltd........................    247,207   2,261,149
#   Prada SpA.........................................    139,000     415,762
    Samsonite International SA........................    354,900     917,630
    Sands China, Ltd..................................    536,000   1,868,618
    Shangri-La Asia, Ltd..............................    355,655     333,164
    Sino Land Co., Ltd................................    891,267   1,149,659
#   SJM Holdings, Ltd.................................    576,000     380,879
    Sun Hung Kai Properties, Ltd......................    333,108   3,603,189
    Swire Pacific, Ltd. Class A.......................    212,500   2,051,314
    Swire Pacific, Ltd. Class B.......................    150,000     266,588
    Swire Properties, Ltd.............................    192,000     498,338
    Techtronic Industries Co., Ltd....................    327,500   1,251,082
*   WH Group, Ltd.....................................    950,500     545,505
    Wharf Holdings, Ltd. (The)........................    391,609   1,824,986
    Wheelock & Co., Ltd...............................    323,000   1,236,595
#   Wynn Macau, Ltd...................................    322,000     349,494
    Yue Yuen Industrial Holdings, Ltd.................    240,000     827,337
                                                                  -----------
TOTAL HONG KONG.......................................             78,110,887
                                                                  -----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 11,375,386   3,751,676
*   Bank of Ireland Sponsored ADR.....................     17,922     236,570
    CRH P.L.C.(0182704)...............................     58,738   1,565,676
    CRH P.L.C.(4182249)...............................     22,786     604,389
    CRH P.L.C. Sponsored ADR..........................    118,785   3,197,692
    Glanbia P.L.C.....................................     27,488     521,870
    Kerry Group P.L.C. Class A(0490656)...............     18,318   1,487,395
    Kerry Group P.L.C. Class A(4519579)...............     19,478   1,588,290
    Ryanair Holdings P.L.C............................     32,682     488,765
    Smurfit Kappa Group P.L.C.........................     89,731   1,946,864
                                                                  -----------
TOTAL IRELAND.........................................             15,389,187
                                                                  -----------
ISRAEL -- (0.6%)
    Azrieli Group, Ltd................................     10,030     353,985
    Bank Hapoalim BM..................................    327,424   1,520,838
*   Bank Leumi Le-Israel BM...........................    428,275   1,410,444
#   Bezeq The Israeli Telecommunication Corp., Ltd....    479,651   1,034,011
    Delek Group, Ltd..................................      1,748     301,567
    Elbit Systems, Ltd.(6308913)......................      7,287     623,523
    Elbit Systems, Ltd.(M3760D101)....................      1,593     136,568
    First International Bank Of Israel, Ltd...........         24         284
    Frutarom Industries, Ltd..........................      8,824     446,804
    Israel Chemicals, Ltd.............................    176,021     709,393
    Mizrahi Tefahot Bank, Ltd.........................     36,240     406,826
#   NICE-Systems, Ltd. Sponsored ADR..................      9,836     595,373
    Osem Investments, Ltd.............................      9,419     157,601
*   Partner Communications Co., Ltd. ADR..............      3,525      15,827
    Teva Pharmaceutical Industries, Ltd...............      6,037     370,957

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES     VALUE++
                                                      --------- -----------
ISRAEL -- (Continued)
#   Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR..................................   187,142 $11,505,490
                                                                -----------
TOTAL ISRAEL.........................................            19,589,491
                                                                -----------
ITALY -- (1.8%)
    Assicurazioni Generali SpA.......................   328,516   4,932,585
    Atlantia SpA.....................................    96,325   2,523,944
    Banca Mediolanum SpA.............................    51,783     345,555
*   Banco Popolare SC................................    96,836     901,977
    CNH Industrial NV................................   218,294   1,361,865
    Enel Green Power SpA.............................   552,673   1,083,209
    Enel SpA......................................... 1,324,274   5,437,046
    Eni SpA..........................................   476,982   6,922,021
    Eni SpA Sponsored ADR............................    67,929   1,966,544
#*  Ferrari NV(BD6G507)..............................    33,971   1,346,925
*   Ferrari NV(N3167Y103)............................       700      27,839
#   Fiat Chrysler Automobiles NV(N31738102)..........     7,000      49,280
#   Fiat Chrysler Automobiles NV(BRJFWP3)............   339,714   2,378,526
*   Finmeccanica SpA.................................   100,141   1,192,969
    Intesa Sanpaolo SpA.............................. 2,265,937   6,456,037
    Intesa Sanpaolo SpA Sponsored ADR................     9,000     153,270
    Luxottica Group SpA..............................    36,746   2,296,931
    Luxottica Group SpA Sponsored ADR................       875      53,847
    Mediaset SpA.....................................     2,756       9,252
    Mediobanca SpA...................................   167,675   1,343,813
    Parmalat SpA.....................................    31,585      82,064
    Snam SpA.........................................   354,253   1,987,665
*   Telecom Italia SpA............................... 2,900,706   3,228,439
*   Telecom Italia SpA Sponsored ADR.................    78,565     876,000
    Tenaris SA.......................................    21,859     226,369
    Tenaris SA ADR...................................    29,282     610,237
    Terna Rete Elettrica Nazionale SpA...............   388,130   2,079,983
    UniCredit SpA.................................... 1,195,758   4,622,584
    Unione di Banche Italiane SpA....................   244,161   1,144,126
    UnipolSai SpA....................................   357,957     760,610
                                                                -----------
TOTAL ITALY..........................................            56,401,512
                                                                -----------
JAPAN -- (21.4%)
    77 Bank, Ltd. (The)..............................   103,000     478,112
    ABC-Mart, Inc....................................     6,600     359,242
*   Acom Co., Ltd....................................    10,100      45,896
    Advantest Corp. ADR..............................       252       2,318
    Aeon Co., Ltd....................................   258,700   3,452,650
    AEON Financial Service Co., Ltd..................    19,500     448,598
    Aeon Mall Co., Ltd...............................    28,948     442,423
    Air Water, Inc...................................    69,000   1,097,099
    Aisin Seiki Co., Ltd.............................    70,400   2,989,369
    Ajinomoto Co., Inc...............................   106,000   2,521,114
    Alfresa Holdings Corp............................    38,700     721,025
    Alps Electric Co., Ltd...........................    49,500     981,412
    Amada Holdings Co., Ltd..........................    99,800     942,581
    ANA Holdings, Inc................................   218,000     639,840

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Aoyama Trading Co., Ltd...........................  14,700 $  585,140
    Aozora Bank, Ltd.................................. 241,000    807,232
    Asahi Glass Co., Ltd.............................. 383,000  2,335,247
    Asahi Group Holdings, Ltd.........................  83,200  2,670,454
    Asahi Intecc Co., Ltd.............................   9,400    433,209
    Asahi Kasei Corp.................................. 638,000  4,145,322
    Asics Corp........................................  33,500    621,936
    ASKUL Corp........................................   1,700     54,821
    Astellas Pharma, Inc.............................. 374,675  5,187,961
    Bandai Namco Holdings, Inc........................  49,600  1,128,380
    Bank of Kyoto, Ltd. (The)......................... 113,000    876,586
    Bank of Yokohama, Ltd. (The)...................... 343,000  1,829,465
    Benesse Holdings, Inc.............................  26,600    743,856
    Bic Camera, Inc...................................   4,600     41,388
    Bridgestone Corp.................................. 159,513  5,811,372
    Brother Industries, Ltd...........................  94,100    950,942
    Calbee, Inc.......................................  15,900    660,752
    Calsonic Kansei Corp..............................  59,000    518,227
    Canon Marketing Japan, Inc........................  14,800    267,309
    Canon, Inc........................................ 133,400  3,727,519
#   Canon, Inc. Sponsored ADR.........................  64,347  1,802,359
#   Casio Computer Co., Ltd...........................  45,500    882,842
    Central Japan Railway Co..........................  28,800  5,345,670
    Century Tokyo Leasing Corp........................  16,700    618,361
    Chiba Bank, Ltd. (The)............................ 249,000  1,540,266
#   Chiyoda Corp......................................  28,000    205,098
    Chubu Electric Power Co., Inc..................... 122,500  1,573,324
    Chugai Pharmaceutical Co., Ltd....................  34,200  1,047,711
    Chugoku Bank, Ltd. (The)..........................  45,700    544,027
    Chugoku Electric Power Co., Inc. (The)............  57,700    769,264
    Citizen Holdings Co., Ltd.........................  87,600    534,490
    Coca-Cola East Japan Co., Ltd.....................  16,400    264,649
    Coca-Cola West Co., Ltd...........................  26,600    586,860
    COLOPL, Inc.......................................   8,700    168,115
    COMSYS Holdings Corp..............................  24,700    360,532
#   Cosmos Pharmaceutical Corp........................   1,700    256,751
    Credit Saison Co., Ltd............................  38,300    720,105
    CyberAgent, Inc...................................  10,700    504,903
    Dai Nippon Printing Co., Ltd...................... 167,000  1,562,416
    Dai-ichi Life Insurance Co., Ltd. (The)........... 211,000  2,916,388
    Daicel Corp.......................................  76,100  1,119,513
#   Daihatsu Motor Co., Ltd........................... 114,500  1,787,488
#   Daiichi Sankyo Co., Ltd........................... 118,246  2,462,001
    Daiichikosho Co., Ltd.............................  11,300    455,517
    Daikin Industries, Ltd............................  49,800  3,364,806
    Daito Trust Construction Co., Ltd.................  18,500  2,352,015
#   Daiwa House Industry Co., Ltd..................... 127,500  3,599,721
    Daiwa Securities Group, Inc....................... 556,000  3,474,394
    Dena Co., Ltd.....................................  40,700    589,056
    Denka Co., Ltd.................................... 148,000    655,913
    Denso Corp........................................  90,200  3,890,145
    Dentsu, Inc.......................................  36,500  1,939,836
    DIC Corp.......................................... 382,000    984,375

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Disco Corp........................................   8,700 $  827,517
    Don Quijote Holdings Co., Ltd.....................  24,400    826,306
    Dowa Holdings Co., Ltd............................ 112,200    760,946
    East Japan Railway Co.............................  66,100  6,075,770
    Ebara Corp........................................ 152,000    673,259
    Eisai Co., Ltd....................................  40,400  2,441,944
    Electric Power Development Co., Ltd...............  24,500    826,605
    Ezaki Glico Co., Ltd..............................  10,000    546,595
    FamilyMart Co., Ltd...............................  18,400    861,054
    FANUC Corp........................................  40,900  5,476,085
    Fast Retailing Co., Ltd...........................  12,300  3,977,159
    Fuji Electric Co., Ltd............................ 243,000    844,770
    Fuji Heavy Industries, Ltd........................ 139,686  5,716,354
    Fuji Media Holdings, Inc..........................  15,800    177,801
    FUJIFILM Holdings Corp............................  83,800  3,237,849
    Fujitsu, Ltd...................................... 695,440  2,904,101
    Fukuoka Financial Group, Inc...................... 232,000    984,601
#*  GungHo Online Entertainment, Inc..................  77,200    205,262
    Gunma Bank, Ltd. (The)............................ 101,000    559,235
    H2O Retailing Corp................................  21,000    357,972
    Hachijuni Bank, Ltd. (The)........................ 132,000    738,131
    Hakuhodo DY Holdings, Inc.........................  47,200    502,999
#   Hamamatsu Photonics K.K...........................  32,800    815,027
    Hankyu Hanshin Holdings, Inc...................... 305,000  1,902,759
    Haseko Corp.......................................  88,800    930,049
    Heiwa Corp........................................  20,600    401,244
    Hikari Tsushin, Inc...............................   5,900    389,467
    Hino Motors, Ltd..................................  79,700    904,452
    Hirose Electric Co., Ltd..........................   5,200    590,916
    Hiroshima Bank, Ltd. (The)........................ 158,000    791,006
    HIS Co., Ltd......................................   8,000    237,456
    Hisamitsu Pharmaceutical Co., Inc.................  10,500    472,438
    Hitachi Capital Corp..............................  31,200    768,824
    Hitachi Chemical Co., Ltd.........................  30,800    541,490
#   Hitachi Construction Machinery Co., Ltd...........  50,400    734,927
    Hitachi High-Technologies Corp....................  17,365    492,750
    Hitachi Metals, Ltd...............................  91,900  1,034,017
    Hitachi Transport System, Ltd.....................   8,415    137,117
    Hitachi, Ltd...................................... 868,000  4,289,678
    Hitachi, Ltd. ADR.................................  34,292  1,690,253
*   Hokkaido Electric Power Co., Inc..................  48,900    455,610
    Hokuhoku Financial Group, Inc..................... 311,000    576,874
    Hokuriku Electric Power Co........................  48,500    686,353
#   Honda Motor Co., Ltd.............................. 305,692  8,286,389
    Honda Motor Co., Ltd. Sponsored ADR............... 130,383  3,522,949
    Hoshizaki Electric Co., Ltd.......................   8,000    559,449
#   House Foods Group, Inc............................  16,300    323,691
    Hoya Corp.........................................  98,900  3,817,764
#   Hulic Co., Ltd....................................  50,300    433,724
#   Ibiden Co., Ltd...................................  43,700    615,582
    Idemitsu Kosan Co., Ltd...........................  30,900    463,463
    IHI Corp.......................................... 565,000  1,207,318
    Iida Group Holdings Co., Ltd......................  36,400    648,900

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Inpex Corp........................................   201,400 $ 1,793,149
    Isetan Mitsukoshi Holdings, Ltd...................    84,380   1,071,521
    Isuzu Motors, Ltd.................................   250,000   2,533,235
#   Ito En, Ltd.......................................    23,000     620,074
    ITOCHU Corp.......................................   310,300   3,646,931
    Itochu Techno-Solutions Corp......................    19,500     316,647
    Iyo Bank, Ltd. (The)..............................    73,500     623,063
    Izumi Co., Ltd....................................    12,800     497,708
    J Front Retailing Co., Ltd........................    68,300     942,013
    Japan Airlines Co., Ltd...........................    23,700     889,540
#   Japan Airport Terminal Co., Ltd...................     5,800     232,669
    Japan Exchange Group, Inc.........................   126,800   1,802,709
    Japan Tobacco, Inc................................   261,500  10,241,312
#   JFE Holdings, Inc.................................   189,700   2,571,578
    JGC Corp..........................................    58,000     920,052
    Joyo Bank, Ltd. (The).............................   202,000     820,360
    JSR Corp..........................................    53,500     776,943
    JTEKT Corp........................................    81,360   1,312,705
    JX Holdings, Inc..................................   690,170   2,635,761
    K's Holdings Corp.................................    13,439     457,744
    Kajima Corp.......................................   163,000     922,045
#   Kakaku.com, Inc...................................    30,400     589,792
    Kaken Pharmaceutical Co., Ltd.....................     8,500     561,446
    Kamigumi Co., Ltd.................................    60,000     540,721
    Kaneka Corp.......................................    90,000     861,327
*   Kansai Electric Power Co., Inc. (The).............   134,500   1,462,110
    Kansai Paint Co., Ltd.............................    53,700     750,266
    Kao Corp..........................................   118,800   6,375,442
    Kawasaki Heavy Industries, Ltd....................   506,000   1,566,816
    Kawasaki Kisen Kaisha, Ltd........................   355,000     637,309
    KDDI Corp.........................................   411,400  10,417,720
    Keihan Electric Railway Co., Ltd..................   178,000   1,116,480
    Keikyu Corp.......................................    92,000     762,436
    Keio Corp.........................................   104,000     924,279
    Keisei Electric Railway Co., Ltd..................    64,000     850,825
    Kewpie Corp.......................................    31,800     695,659
    Keyence Corp......................................     8,051   3,799,145
#   Kikkoman Corp.....................................    24,000     800,015
    Kinden Corp.......................................    39,000     483,642
    Kintetsu Group Holdings Co., Ltd..................   350,280   1,444,411
    Kirin Holdings Co., Ltd...........................   187,300   2,659,856
    Kobayashi Pharmaceutical Co., Ltd.................     5,100     434,553
    Kobe Steel, Ltd................................... 1,133,924   1,101,897
    Koito Manufacturing Co., Ltd......................    29,200   1,352,935
    Komatsu, Ltd......................................   212,900   3,183,217
    Konami Holdings Corp..............................    25,200     583,546
    Konica Minolta, Inc...............................   173,900   1,465,798
    Kose Corp.........................................     6,890     640,424
    Kubota Corp.......................................   201,000   2,970,777
    Kubota Corp. Sponsored ADR........................     8,151     599,914
    Kuraray Co., Ltd..................................   129,200   1,558,440
    Kurita Water Industries, Ltd......................    34,400     731,659
    Kyocera Corp......................................    43,400   1,809,752

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                      --------- ----------
JAPAN -- (Continued)
    Kyocera Corp. Sponsored ADR......................    21,258 $  849,257
    Kyowa Hakko Kirin Co., Ltd.......................    40,000    579,881
*   Kyushu Electric Power Co., Inc...................    91,900    993,110
    Lawson, Inc......................................    15,700  1,239,616
    Lion Corp........................................    52,000    483,349
    LIXIL Group Corp.................................    84,240  1,777,899
    M3, Inc..........................................    45,700  1,048,152
    Mabuchi Motor Co., Ltd...........................     8,400    453,506
    Makita Corp......................................    23,000  1,294,594
    Makita Corp. Sponsored ADR.......................     1,630     91,109
    Marubeni Corp....................................   563,400  2,694,674
    Marui Group Co., Ltd.............................    40,300    639,380
    Maruichi Steel Tube, Ltd.........................     9,000    254,854
    Matsui Securities Co., Ltd.......................    28,300    244,918
    Matsumotokiyoshi Holdings Co., Ltd...............     8,200    383,747
    Mazda Motor Corp.................................   223,699  4,070,810
#*  McDonald's Holdings Co. Japan, Ltd...............    12,400    244,569
    Medipal Holdings Corp............................    30,300    491,456
    MEIJI Holdings Co., Ltd..........................    26,912  2,258,938
    Minebea Co., Ltd.................................   109,000    854,200
    Miraca Holdings, Inc.............................    21,500    887,291
    MISUMI Group, Inc................................    54,300    664,043
    Mitsubishi Chemical Holdings Corp................   799,190  4,457,277
    Mitsubishi Corp..................................   267,300  4,284,797
    Mitsubishi Electric Corp.........................   436,000  4,046,552
    Mitsubishi Estate Co., Ltd.......................   223,000  4,414,658
    Mitsubishi Gas Chemical Co., Inc.................   141,000    673,932
    Mitsubishi Heavy Industries, Ltd.................   798,000  3,136,294
    Mitsubishi Logistics Corp........................    33,000    452,496
    Mitsubishi Materials Corp........................   606,000  1,869,266
    Mitsubishi Motors Corp...........................   267,199  2,157,785
    Mitsubishi Tanabe Pharma Corp....................    47,900    787,085
    Mitsubishi UFJ Financial Group, Inc.............. 1,124,772  5,767,712
    Mitsubishi UFJ Financial Group, Inc. Sponsored
      ADR............................................ 1,429,197  7,246,029
    Mitsubishi UFJ Lease & Finance Co., Ltd..........   135,400    672,204
    Mitsui & Co., Ltd................................   286,100  3,252,002
    Mitsui & Co., Ltd. Sponsored ADR.................     2,559    582,838
#   Mitsui Chemicals, Inc............................   364,000  1,593,495
    Mitsui Fudosan Co., Ltd..........................   157,000  3,695,917
    Mitsui OSK Lines, Ltd............................   362,000    717,279
    Mizuho Financial Group, Inc...................... 5,216,805  9,026,217
    Mizuho Financial Group, Inc. ADR.................   307,194  1,010,668
    MonotaRO Co., Ltd................................    14,800    342,134
    MS&AD Insurance Group Holdings, Inc..............    94,295  2,561,146
    Murata Manufacturing Co., Ltd....................    48,000  5,552,057
    Nabtesco Corp....................................    39,500    683,433
    Nagoya Railroad Co., Ltd.........................   192,000    875,655
    Nankai Electric Railway Co., Ltd.................   165,000    973,945
    NEC Corp......................................... 1,132,546  2,999,585
    Nexon Co., Ltd...................................    32,000    519,400
    NGK Insulators, Ltd..............................    65,000  1,359,061
    NGK Spark Plug Co., Ltd..........................    48,200  1,138,793
    NH Foods, Ltd....................................    46,000    892,597

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    NHK Spring Co., Ltd...............................  64,900 $  639,634
    Nichirei Corp.....................................  34,000    253,213
    Nidec Corp........................................  34,600  2,360,716
    Nidec Corp. Sponsored ADR.........................  52,108    888,962
    Nifco, Inc........................................  16,000    775,669
#   Nikon Corp........................................  84,100  1,237,234
    Nintendo Co., Ltd.................................  16,100  2,257,441
    Nippo Corp........................................  15,000    222,808
    Nippon Electric Glass Co., Ltd.................... 116,500    602,966
    Nippon Express Co., Ltd........................... 224,000  1,049,273
    Nippon Paint Holdings Co., Ltd....................  29,400    561,959
#   Nippon Paper Industries Co., Ltd..................  28,300    454,617
    Nippon Shinyaku Co., Ltd..........................   2,000     69,673
    Nippon Shokubai Co., Ltd..........................   7,400    483,693
    Nippon Steel & Sumitomo Metal Corp................ 206,142  3,694,949
    Nippon Telegraph & Telephone Corp................. 135,200  5,755,816
    Nippon Telegraph & Telephone Corp. ADR............  12,525    535,569
    Nippon Television Holdings, Inc...................  12,900    239,684
    Nippon Yusen K.K.................................. 614,000  1,317,235
#   Nipro Corp........................................  26,900    267,472
    Nishi-Nippon City Bank, Ltd. (The)................ 179,000    401,401
#   Nishi-Nippon Railroad Co., Ltd....................  81,000    506,476
    Nissan Chemical Industries, Ltd...................  27,700    641,289
    Nissan Motor Co., Ltd............................. 712,800  7,089,305
    Nissan Shatai Co., Ltd............................  10,200     99,121
    Nisshin Seifun Group, Inc.........................  53,470    865,587
    Nisshinbo Holdings, Inc...........................  38,000    382,602
    Nissin Foods Holdings Co., Ltd....................   9,600    489,369
    Nitori Holdings Co., Ltd..........................  15,400  1,250,877
    Nitto Denko Corp..................................  45,500  2,616,441
    NOK Corp..........................................  35,080    729,314
    Nomura Holdings, Inc.............................. 422,300  2,291,798
#   Nomura Holdings, Inc. Sponsored ADR............... 348,297  1,884,287
    Nomura Real Estate Holdings, Inc..................  43,100    756,885
    Nomura Research Institute, Ltd....................  20,680    750,436
    NS Solutions Corp.................................   6,400    145,099
    NSK, Ltd.......................................... 195,900  2,030,139
    NTN Corp.......................................... 197,000    749,588
    NTT Data Corp.....................................  29,100  1,402,159
    NTT DOCOMO, Inc................................... 306,828  6,804,904
    NTT DOCOMO, Inc. Sponsored ADR....................  50,866  1,147,028
    NTT Urban Development Corp........................  27,400    269,009
    Obayashi Corp..................................... 143,000  1,290,068
    Obic Co., Ltd.....................................  10,500    543,899
    Odakyu Electric Railway Co., Ltd.................. 105,000  1,116,825
    Oji Holdings Corp................................. 289,000  1,167,149
    Olympus Corp......................................  60,800  2,370,827
    Omron Corp........................................  51,200  1,330,660
    Ono Pharmaceutical Co., Ltd.......................  12,200  1,966,187
    Oracle Corp. Japan................................   9,600    435,991
*   Orient Corp.......................................  71,500    134,778
    Oriental Land Co., Ltd............................  44,400  2,835,173
    ORIX Corp......................................... 192,300  2,719,595

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Osaka Gas Co., Ltd................................ 314,000 $1,190,949
    Otsuka Corp.......................................  10,300    510,972
    Otsuka Holdings Co., Ltd..........................  70,600  2,375,092
    Panasonic Corp.................................... 441,507  4,145,819
    Panasonic Corp. Sponsored ADR..................... 106,991    999,296
    Park24 Co., Ltd...................................  18,900    526,507
    Pigeon Corp.......................................  23,000    493,874
    Pola Orbis Holdings, Inc..........................   5,200    357,555
*   Rakuten, Inc...................................... 201,000  2,077,314
    Resona Holdings, Inc.............................. 738,400  3,395,725
    Resorttrust, Inc..................................  15,100    380,439
#   Ricoh Co., Ltd.................................... 275,000  2,658,841
    Rinnai Corp.......................................   5,500    505,084
    Rohm Co., Ltd.....................................  29,400  1,336,107
    Rohto Pharmaceutical Co., Ltd.....................  18,500    345,376
    Ryohin Keikaku Co., Ltd...........................   5,200  1,102,923
    Sankyo Co., Ltd...................................  13,000    497,171
#   Sanrio Co., Ltd...................................   9,900    229,251
#   Santen Pharmaceutical Co., Ltd....................  86,900  1,388,220
    Sawai Pharmaceutical Co., Ltd.....................  10,100    700,417
    SBI Holdings, Inc................................. 104,750  1,047,743
    SCSK Corp.........................................   7,500    329,560
    Secom Co., Ltd....................................  44,700  3,114,773
    Sega Sammy Holdings, Inc..........................  53,848    507,442
    Seibu Holdings, Inc...............................  26,100    522,010
    Seiko Epson Corp.................................. 119,400  1,674,330
    Seino Holdings Co., Ltd...........................  35,000    381,260
    Sekisui Chemical Co., Ltd......................... 142,000  1,735,537
    Sekisui House, Ltd................................ 148,260  2,333,755
    Seven & I Holdings Co., Ltd....................... 163,276  7,282,511
    Seven Bank, Ltd................................... 137,000    583,481
#*  Sharp Corp........................................ 437,000    506,391
    Shikoku Electric Power Co., Inc...................  43,300    629,122
    Shimadzu Corp.....................................  54,000    836,124
    Shimamura Co., Ltd................................   4,800    536,932
    Shimano, Inc......................................  18,400  2,935,257
    Shimizu Corp...................................... 132,000  1,023,319
    Shin-Etsu Chemical Co., Ltd.......................  69,300  3,539,586
    Shinsei Bank, Ltd................................. 522,000    815,869
    Shionogi & Co., Ltd...............................  47,700  2,081,601
    Shiseido Co., Ltd.................................  66,800  1,260,932
    Shizuoka Bank, Ltd. (The)......................... 159,000  1,388,020
    Showa Shell Sekiyu K.K............................  64,300    524,801
    Skylark Co., Ltd..................................   2,700     31,291
    SMC Corp..........................................   9,200  2,083,643
    SoftBank Group Corp............................... 226,760  9,985,484
#   Sohgo Security Services Co., Ltd..................  10,300    503,187
    Sojitz Corp....................................... 427,800    924,022
    Sompo Japan Nipponkoa Holdings, Inc...............  61,150  1,813,512
    Sony Corp......................................... 228,700  5,307,969
    Sony Corp. Sponsored ADR..........................  25,884    618,110
    Sony Financial Holdings, Inc......................  28,900    478,211
    Sotetsu Holdings, Inc.............................  93,000    540,693

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.....................    20,200 $  485,417
    Stanley Electric Co., Ltd.........................    50,900  1,120,203
    Start Today Co., Ltd..............................    10,500    334,420
    Sugi Holdings Co., Ltd............................     7,100    368,133
    Sumco Corp........................................    68,100    459,903
    Sumitomo Chemical Co., Ltd........................   676,000  3,434,752
#   Sumitomo Corp.....................................   219,300  2,186,013
#   Sumitomo Dainippon Pharma Co., Ltd................    34,400    383,293
    Sumitomo Electric Industries, Ltd.................   282,400  3,720,886
    Sumitomo Forestry Co., Ltd........................    45,500    577,701
    Sumitomo Heavy Industries, Ltd....................   183,000    724,493
    Sumitomo Metal Mining Co., Ltd....................   180,000  1,909,992
    Sumitomo Mitsui Financial Group, Inc..............   278,640  9,347,984
    Sumitomo Mitsui Trust Holdings, Inc...............   705,210  2,254,837
    Sumitomo Realty & Development Co., Ltd............    75,000  2,102,421
    Sumitomo Rubber Industries, Ltd...................    99,400  1,261,564
    Sundrug Co., Ltd..................................     7,200    476,993
    Suntory Beverage & Food, Ltd......................    30,100  1,392,069
    Suruga Bank, Ltd..................................    43,500    789,766
    Suzuken Co., Ltd..................................    17,908    619,437
    Suzuki Motor Corp.................................    86,300  2,649,666
    Sysmex Corp.......................................    33,400  2,150,712
    T&D Holdings, Inc.................................   170,400  1,949,846
    Taiheiyo Cement Corp..............................   508,000  1,464,530
    Taisei Corp.......................................   187,000  1,163,804
    Taisho Pharmaceutical Holdings Co., Ltd...........     4,900    330,350
    Taiyo Nippon Sanso Corp...........................    77,200    698,597
    Takashimaya Co., Ltd..............................    82,000    702,309
    Takeda Pharmaceutical Co., Ltd....................   126,400  6,120,765
    TDK Corp..........................................    44,000  2,416,890
    TDK Corp. Sponsored ADR...........................     1,900    106,761
    Teijin, Ltd.......................................   425,000  1,557,169
    Temp Holdings Co., Ltd............................    28,400    420,184
    Terumo Corp.......................................    52,600  1,672,448
    THK Co., Ltd......................................    32,900    525,698
    Tobu Railway Co., Ltd.............................   165,000    804,753
    Toho Co., Ltd.....................................    18,200    475,866
    Toho Gas Co., Ltd.................................    99,000    651,100
    Tohoku Electric Power Co., Inc....................    75,000    941,873
    Tokai Rika Co., Ltd...............................    17,400    428,034
    Tokio Marine Holdings, Inc........................   120,600  4,315,023
    Tokio Marine Holdings, Inc. ADR...................     4,182    149,130
    Tokyo Broadcasting System Holdings, Inc...........     8,300    126,417
*   Tokyo Electric Power Co., Inc.....................   265,600  1,334,613
    Tokyo Electron, Ltd...............................    43,000  2,784,273
    Tokyo Gas Co., Ltd................................   447,000  2,059,618
    Tokyo Tatemono Co., Ltd...........................    43,019    462,813
    Tokyu Corp........................................   196,000  1,527,603
    Tokyu Fudosan Holdings Corp.......................   150,500    987,015
    TonenGeneral Sekiyu K.K...........................    56,000    456,524
    Toppan Printing Co., Ltd..........................   158,000  1,374,898
    Toray Industries, Inc.............................   321,000  2,721,057
#*  Toshiba Corp...................................... 1,235,000  2,062,026

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Tosoh Corp........................................ 250,000 $  1,209,803
#   TOTO, Ltd.........................................  35,500    1,152,151
    Toyo Seikan Group Holdings, Ltd...................  42,300      767,554
#   Toyo Suisan Kaisha, Ltd...........................  20,300      703,004
    Toyo Tire & Rubber Co., Ltd.......................  37,899      810,823
    Toyoda Gosei Co., Ltd.............................  31,000      671,629
#   Toyota Boshoku Corp...............................  29,800      604,878
    Toyota Motor Corp................................. 440,200   26,513,053
    Toyota Motor Corp. Sponsored ADR..................  96,721   11,609,422
    Toyota Tsusho Corp................................ 114,181    2,613,293
#*  Trend Micro, Inc..................................  22,400      942,336
*   Trend Micro, Inc. Sponsored ADR...................     777       32,620
    TS Tech Co., Ltd..................................  16,000      396,913
    Tsuruha Holdings, Inc.............................   6,800      564,296
    Ube Industries, Ltd............................... 422,000      821,924
    Unicharm Corp.....................................  85,500    1,668,950
    UNY Group Holdings Co., Ltd.......................  44,100      282,535
    USS Co., Ltd......................................  53,300      818,775
    Welcia Holdings Co., Ltd..........................   2,300      124,184
    West Japan Railway Co.............................  30,600    1,982,539
    Yahoo Japan Corp.................................. 334,500    1,276,089
    Yakult Honsha Co., Ltd............................  12,400      571,202
#   Yamada Denki Co., Ltd............................. 198,800      962,722
    Yamaguchi Financial Group, Inc....................  62,000      671,383
    Yamaha Corp.......................................  31,200      744,694
    Yamaha Motor Co., Ltd.............................  77,300    1,548,367
    Yamato Holdings Co., Ltd..........................  64,500    1,416,146
    Yamazaki Baking Co., Ltd..........................  32,000      698,014
#   Yaskawa Electric Corp.............................  86,900      964,345
#   Yokogawa Electric Corp............................  88,700      993,181
    Yokohama Rubber Co., Ltd. (The)...................  49,900      748,088
    Zenkoku Hosho Co., Ltd............................   5,800      181,774
    Zeon Corp.........................................  65,000      438,419
                                                               ------------
TOTAL JAPAN...........................................          668,267,996
                                                               ------------
NETHERLANDS -- (2.7%)
    Aegon NV(5927375)................................. 511,549    2,892,796
    Aegon NV(007924103)...............................  24,287      137,950
    Akzo Nobel NV.....................................  91,312    5,857,386
    Akzo Nobel NV Sponsored ADR.......................   5,988      128,263
*   Altice NV Class A.................................  16,517      238,208
*   Altice NV Class B.................................   2,680       39,662
#   ArcelorMittal(B295F26)............................ 111,305      425,185
#   ArcelorMittal(B03XPL1)............................ 184,672      700,601
    ASML Holding NV(B929F46)..........................  39,688    3,642,626
#   ASML Holding NV(B908F01)..........................  21,558    1,979,887
    Boskalis Westminster..............................  36,325    1,430,960
#   Gemalto NV........................................  20,221    1,215,106
    Heineken NV.......................................  48,862    4,242,794
    ING Groep NV...................................... 473,320    5,392,198
    ING Groep NV Sponsored ADR........................ 280,356    3,249,326
    Koninklijke Ahold NV.............................. 296,820    6,713,957
    Koninklijke Ahold NV Sponsored ADR................   7,679      173,622

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV................................    55,411 $ 2,685,881
    Koninklijke KPN NV................................ 1,267,919   4,906,402
    Koninklijke Philips NV(5986622)...................   189,081   5,035,175
    Koninklijke Philips NV(500472303).................    57,480   1,533,566
    Koninklijke Vopak NV..............................    21,272     925,234
    NN Group NV.......................................    52,878   1,791,453
    Randstad Holding NV...............................    47,578   2,591,990
    RELX NV...........................................   220,072   3,672,222
    RELX NV Sponsored ADR.............................    69,010   1,156,609
    TNT Express NV....................................    56,732     483,978
    Unilever NV(904784709)............................   121,324   5,387,999
#   Unilever NV(B12T3J1)..............................   256,547  11,257,109
    Wolters Kluwer NV.................................   103,812   3,535,155
                                                                 -----------
TOTAL NETHERLANDS.....................................            83,423,300
                                                                 -----------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd...............   193,320     697,451
#   Fisher & Paykel Healthcare Corp., Ltd.............    54,076     303,990
    Fletcher Building, Ltd............................   190,498     854,008
    Fonterra Co-operative Group, Ltd..................    12,170      46,748
#   Meridian Energy, Ltd..............................   156,759     239,579
    Ryman Healthcare, Ltd.............................    27,430     143,193
    Spark New Zealand, Ltd............................   472,611   1,033,770
                                                                 -----------
TOTAL NEW ZEALAND.....................................             3,318,739
                                                                 -----------
NORWAY -- (0.6%)
    Aker ASA Class A..................................     4,905      87,340
    Bakkafrost P/F....................................       892      29,709
    DNB ASA...........................................   194,179   2,342,975
    Frontline, Ltd....................................    46,926     103,427
    Gjensidige Forsikring ASA.........................    33,495     532,975
    Golar LNG, Ltd....................................     6,906     128,590
#   Kongsberg Gruppen ASA.............................    13,142     209,576
    Leroy Seafood Group ASA...........................     8,913     341,830
    Marine Harvest ASA................................    68,648     935,623
    Norsk Hydro ASA...................................   482,266   1,603,253
    Norsk Hydro ASA Sponsored ADR.....................    11,200      36,736
*   Norwegian Air Shuttle ASA.........................     2,055      62,457
    Orkla ASA.........................................   120,308     974,665
    Salmar ASA........................................    12,844     253,247
    Schibsted ASA Class A.............................    18,852     553,328
*   Schibsted ASA Class B.............................    14,034     394,669
#*  Seadrill, Ltd.(B09RMQ1)...........................    92,078     198,559
#*  Seadrill, Ltd.(B0HWHV8)...........................    47,297      97,905
    Statoil ASA.......................................   262,852   3,596,727
#   Statoil ASA Sponsored ADR.........................    38,009     516,922
*   Storebrand ASA....................................   135,061     550,138
*   Subsea 7 SA.......................................    79,160     474,021
    Telenor ASA.......................................   180,186   2,939,235
#   TGS Nopec Geophysical Co. ASA.....................    31,549     457,217
    Veidekke ASA......................................     4,013      50,271

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
NORWAY -- (Continued)
    Yara International ASA............................    40,108 $ 1,520,483
                                                                 -----------
TOTAL NORWAY..........................................            18,991,878
                                                                 -----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA...........................   513,592          --
    EDP - Energias de Portugal SA.....................   496,715   1,734,560
    EDP Renovaveis SA.................................    68,539     532,521
    Galp Energia SGPS SA..............................   102,267   1,213,360
    Jeronimo Martins SGPS SA..........................    55,998     780,965
                                                                 -----------
TOTAL PORTUGAL........................................             4,261,406
                                                                 -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd...................................   510,150   1,108,965
    City Developments, Ltd............................   133,900     656,829
    ComfortDelGro Corp., Ltd..........................   519,800   1,038,705
    Dairy Farm International Holdings, Ltd............    26,900     166,764
    DBS Group Holdings, Ltd...........................   308,970   3,071,575
    Genting Singapore P.L.C........................... 1,089,000     543,180
    Global Logistic Properties, Ltd...................   547,800     649,238
    Golden Agri-Resources, Ltd........................ 2,265,600     593,483
    Great Eastern Holdings, Ltd.......................    13,000     182,995
    Hongkong Land Holdings, Ltd.......................   225,800   1,422,730
    Hutchison Port Holdings Trust..................... 1,640,600     783,888
    Jardine Cycle & Carriage, Ltd.....................    35,010     925,025
#   Keppel Corp., Ltd.................................   463,400   1,652,619
#   Noble Group, Ltd..................................   401,300      88,698
    Olam International, Ltd...........................    93,100     106,429
    OUE, Ltd..........................................    14,800      17,166
    Oversea-Chinese Banking Corp., Ltd................   651,356   3,645,044
    Petra Foods, Ltd..................................    19,700      31,971
    SATS, Ltd.........................................   217,736     595,691
#   SembCorp Industries, Ltd..........................   524,420     934,510
    SembCorp Marine, Ltd..............................   263,400     291,248
    Singapore Airlines, Ltd...........................   261,500   2,034,356
    Singapore Exchange, Ltd...........................   196,300     977,906
    Singapore Post, Ltd...............................   281,000     264,488
#   Singapore Press Holdings, Ltd.....................   314,100     788,431
    Singapore Technologies Engineering, Ltd...........   365,200     740,795
    Singapore Telecommunications, Ltd................. 1,790,150   4,438,945
    StarHub, Ltd......................................   125,000     298,006
    United Industrial Corp., Ltd......................    97,795     206,600
    United Overseas Bank, Ltd.........................   257,689   3,275,943
    UOL Group, Ltd....................................   168,787     668,683
    Venture Corp., Ltd................................     8,000      43,830
    Wilmar International, Ltd.........................   375,000     758,191
                                                                 -----------
TOTAL SINGAPORE.......................................            33,002,927
                                                                 -----------
SPAIN -- (2.6%)
    Abertis Infraestructuras SA.......................   106,047   1,579,935
    ACS Actividades de Construccion y Servicios SA....    63,146   1,604,255
#   Amadeus IT Holding SA Class A.....................   108,847   4,445,175
    Banco Bilbao Vizcaya Argentaria SA................   950,211   6,116,103

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SPAIN -- (Continued)
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   554,458 $ 3,587,343
    Banco de Sabadell SA.............................. 1,426,467   2,581,813
    Banco Popular Espanol SA..........................   534,475   1,444,121
    Banco Santander SA................................ 2,309,901   9,898,909
    Banco Santander SA Sponsored ADR..................   802,406   3,362,083
    Bankia SA......................................... 1,090,386   1,085,092
    Bankinter SA......................................   161,846   1,129,419
    CaixaBank SA......................................   837,345   2,544,070
    Enagas SA.........................................    73,527   2,138,617
    Endesa SA.........................................    85,376   1,652,816
    Ferrovial SA......................................    73,780   1,616,729
    Gas Natural SDG SA................................    96,690   1,899,383
    Grifols SA........................................    59,446   1,240,712
    Iberdrola SA...................................... 1,237,447   8,698,335
    Industria de Diseno Textil SA.....................   237,215   7,806,561
    Mapfre SA.........................................   469,616   1,054,876
    Red Electrica Corp. SA............................    26,777   2,167,971
    Repsol SA.........................................   223,843   2,320,917
    Repsol SA Sponsored ADR...........................    92,130     962,758
    Telefonica SA.....................................   698,563   7,372,963
#   Telefonica SA Sponsored ADR.......................   372,832   3,911,008
    Zardoya Otis SA...................................    36,382     383,275
                                                                 -----------
TOTAL SPAIN...........................................            82,605,239
                                                                 -----------
SWEDEN -- (2.7%)
    Alfa Laval AB.....................................    78,168   1,347,707
    Assa Abloy AB Class B.............................   242,550   5,140,880
    Atlas Copco AB Class A............................   159,015   3,403,993
    Atlas Copco AB Class B............................    89,825   1,834,543
    Axfood AB.........................................    11,898     208,174
    BillerudKorsnas AB................................    56,292     897,010
    Boliden AB........................................   134,134   1,866,156
    Electrolux AB Series B............................    70,072   1,526,323
#   Elekta AB Class B.................................    67,505     503,424
*   Fastighets AB Balder..............................    24,067     537,750
    Getinge AB Class B................................    54,809   1,207,242
    Hennes & Mauritz AB Class B.......................   221,502   7,253,573
    Hexagon AB Class B................................    48,133   1,605,059
    Hexpol AB.........................................    43,820     388,849
    Hufvudstaden AB Class A...........................    17,652     243,245
    Husqvarna AB Class A..............................    12,600      80,398
    Husqvarna AB Class B..............................   132,344     840,615
    ICA Gruppen AB....................................    19,051     673,783
#*  Lundin Petroleum AB...............................    35,886     515,955
    Meda AB Class A...................................    80,565     867,024
#   Millicom International Cellular SA................    20,956     925,783
    NCC AB Class A....................................       431      14,572
    NCC AB Class B....................................    33,089   1,123,349
    Nibe Industrier AB Class B........................    17,567     507,630
    Nordea Bank AB....................................   595,350   5,994,997
    Saab AB Class B...................................    11,566     349,133
#   Sandvik AB........................................   315,438   2,639,679
    Securitas AB Class B..............................   119,211   1,757,183

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SWEDEN -- (Continued)
    Skandinaviska Enskilda Banken AB Class A..........   307,415 $ 2,963,021
    Skanska AB Class B................................    97,514   1,881,395
    SKF AB Class A....................................     6,795     103,320
    SKF AB Class B....................................   116,938   1,783,490
    Svenska Cellulosa AB SCA Class A..................     8,605     253,818
    Svenska Cellulosa AB SCA Class B..................   168,786   5,002,419
    Svenska Handelsbanken AB Class A..................   295,947   3,723,723
#   Svenska Handelsbanken AB Class B..................     2,346      30,642
    Swedbank AB Class A...............................   180,225   3,779,824
    Swedish Match AB..................................    47,974   1,706,567
*   Swedish Orphan Biovitrum AB.......................    12,618     159,710
    Tele2 AB Class B..................................   153,553   1,276,857
    Telefonaktiebolaget LM Ericsson Class A...........    14,581     125,426
    Telefonaktiebolaget LM Ericsson Class B...........   546,294   4,852,444
    TeliaSonera AB.................................... 1,126,356   5,319,761
    Trelleborg AB Class B.............................    76,795   1,325,540
    Volvo AB Class A..................................    69,012     637,368
    Volvo AB Class B..................................   377,196   3,426,012
*   Volvo AB Sponsored ADR............................    14,500     130,997
                                                                 -----------
TOTAL SWEDEN..........................................            82,736,363
                                                                 -----------
SWITZERLAND -- (8.3%)
    ABB, Ltd..........................................   420,745   7,270,476
#   ABB, Ltd. Sponsored ADR...........................   172,382   2,982,209
    Actelion, Ltd.....................................    24,122   3,178,787
    Adecco SA.........................................    68,696   4,217,258
    Baloise Holding AG................................    13,313   1,631,972
    Barry Callebaut AG................................       556     636,507
    Chocoladefabriken Lindt & Sprungli AG.............        18   1,243,193
    Cie Financiere Richemont SA.......................   177,303  11,523,965
    Clariant AG.......................................   166,192   2,713,819
    Credit Suisse Group AG............................   278,990   4,942,410
#   Credit Suisse Group AG Sponsored ADR..............    59,450   1,058,210
*   Dufry AG..........................................    10,128   1,098,203
    EMS-Chemie Holding AG.............................     1,735     728,245
    Galenica AG.......................................     1,710   2,389,190
    Geberit AG........................................     9,002   3,190,927
    Givaudan SA.......................................     2,498   4,677,964
    Julius Baer Group, Ltd............................    67,068   2,846,823
    Kuehne + Nagel International AG...................    12,432   1,645,375
    LafargeHolcim, Ltd.(7110753)......................   106,081   4,464,834
*   LafargeHolcim, Ltd.(BZ3DNX4)......................    52,579   2,229,720
    Lonza Group AG....................................    21,058   3,226,071
    Nestle SA.........................................   692,983  51,053,694
    Novartis AG.......................................   388,810  30,122,437
    Novartis AG Sponsored ADR.........................    86,125   6,715,166
    Partners Group Holding AG.........................     3,744   1,350,291
    Roche Holding AG(7108918).........................     6,142   1,580,218
    Roche Holding AG(7110388).........................   166,430  43,109,390
    Schindler Holding AG..............................     4,227     653,215
    SGS SA............................................     1,263   2,454,578
    Sika AG...........................................       881   3,152,779
    Sonova Holding AG.................................    15,185   1,823,975

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
SWITZERLAND -- (Continued)
    Sulzer AG.........................................     6,084 $    554,872
#   Swatch Group AG (The)(7184725)....................    11,374    3,890,001
    Swatch Group AG (The)(7184736)....................    18,242    1,210,637
    Swiss Life Holding AG.............................     9,242    2,355,827
    Swiss Re AG.......................................    98,689    9,186,586
    Swisscom AG.......................................     7,160    3,561,554
    Syngenta AG.......................................    20,571    7,574,548
    Syngenta AG ADR...................................    24,564    1,814,788
    UBS Group AG(BRJL176).............................   487,952    8,063,484
*   UBS Group AG(H42097107)...........................   211,680    3,522,355
    Zurich Insurance Group AG.........................    30,940    6,858,326
                                                                 ------------
TOTAL SWITZERLAND.....................................            258,504,879
                                                                 ------------
UNITED KINGDOM -- (16.6%)
    3i Group P.L.C....................................   297,908    1,888,812
    Aberdeen Asset Management P.L.C...................   315,574    1,112,353
    Admiral Group P.L.C...............................    47,464    1,205,957
    Anglo American P.L.C..............................   402,097    1,603,851
    Antofagasta P.L.C.................................   146,121      797,410
    ARM Holdings P.L.C................................   155,070    2,212,129
    ARM Holdings P.L.C. Sponsored ADR.................    33,945    1,462,351
    Ashtead Group P.L.C...............................   185,822    2,397,156
    Associated British Foods P.L.C....................    64,833    2,924,847
    AstraZeneca P.L.C.................................   153,478    9,882,529
#   AstraZeneca P.L.C. Sponsored ADR..................   235,206    7,578,337
    Aviva P.L.C.......................................   686,580    4,735,181
    Babcock International Group P.L.C.................   153,397    2,010,199
    BAE Systems P.L.C.................................   846,638    6,261,603
    Barclays P.L.C....................................   928,091    2,483,452
    Barclays P.L.C. Sponsored ADR.....................   569,352    6,137,615
    Barratt Developments P.L.C........................   248,715    2,133,406
    Berkeley Group Holdings P.L.C.....................    45,775    2,314,226
    BG Group P.L.C....................................   671,968   10,168,757
    BG Group P.L.C. Sponsored ADR.....................    56,914      858,206
    BHP Billiton P.L.C................................   171,137    1,661,763
    BHP Billiton P.L.C. ADR...........................   139,693    2,744,967
    BP P.L.C..........................................   482,700    2,606,686
    BP P.L.C. Sponsored ADR...........................   714,519   23,128,980
    British American Tobacco P.L.C....................   322,533   17,972,651
    British American Tobacco P.L.C. Sponsored ADR.....    57,292    6,359,985
    BT Group P.L.C.................................... 1,590,578   11,069,791
    BT Group P.L.C. Sponsored ADR.....................    69,804    2,433,367
    Bunzl P.L.C.......................................    91,725    2,453,877
    Burberry Group P.L.C..............................   103,336    1,770,871
    Capita P.L.C......................................   152,745    2,571,122
    Capital & Counties Properties P.L.C...............   125,961      666,548
    Carnival P.L.C....................................    26,312    1,312,565
#   Carnival P.L.C. ADR...............................    11,167      562,035
    Centrica P.L.C.................................... 1,554,896    4,562,229
    Cobham P.L.C......................................   362,492    1,316,064
    Coca-Cola HBC AG..................................    54,352    1,113,001
    Compass Group P.L.C...............................   380,306    6,545,021
    Croda International P.L.C.........................    30,688    1,253,287

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    DCC P.L.C.........................................    19,382 $ 1,496,348
    Diageo P.L.C......................................   179,309   4,827,268
    Diageo P.L.C. Sponsored ADR.......................    96,177  10,355,378
    Direct Line Insurance Group P.L.C.................   383,854   2,061,870
    Dixons Carphone P.L.C.............................   273,000   1,851,461
    DS Smith P.L.C....................................   274,931   1,438,504
    easyJet P.L.C.....................................    54,875   1,216,398
    Experian P.L.C....................................   261,061   4,453,401
#   Fresnillo P.L.C...................................    42,695     441,932
    G4S P.L.C.........................................   560,059   1,818,182
    GKN P.L.C.........................................   602,860   2,412,136
    GlaxoSmithKline P.L.C.............................   566,003  11,659,925
#   GlaxoSmithKline P.L.C. Sponsored ADR..............   262,396  10,834,331
    Glencore P.L.C.................................... 2,834,916   3,655,037
    Hargreaves Lansdown P.L.C.........................    58,104   1,132,767
    Hikma Pharmaceuticals P.L.C.......................    46,446   1,340,605
    HSBC Holdings P.L.C............................... 1,758,504  12,401,880
    HSBC Holdings P.L.C. Sponsored ADR................   419,137  14,837,449
    ICAP P.L.C........................................    99,597     688,982
    Imperial Tobacco Group P.L.C......................   178,975   9,690,706
    Imperial Tobacco Group P.L.C. ADR.................    19,300   2,091,445
    Inchcape P.L.C....................................    77,359     795,427
    Informa P.L.C.....................................   191,143   1,738,358
    Inmarsat P.L.C....................................   163,163   2,568,915
    InterContinental Hotels Group P.L.C...............    59,237   1,946,658
    International Consolidated Airlines Group SA......   291,175   2,251,558
    Intertek Group P.L.C..............................    57,865   2,345,323
    Investec P.L.C....................................   126,124     802,413
    ITV P.L.C.........................................   896,264   3,426,301
    J Sainsbury P.L.C.................................   452,042   1,587,158
    Johnson Matthey P.L.C.............................    55,160   1,951,243
    Kingfisher P.L.C..................................   463,323   2,168,169
    Legal & General Group P.L.C....................... 1,580,125   5,515,138
*   Liberty Global P.L.C. Class A.....................     6,400     220,212
*   Liberty Global P.L.C. Series C....................    15,389     512,600
*   Liberty Global P.L.C. LiLAC Class A...............       320      11,263
*   Liberty Global P.L.C. LiLAC Class C...............       769      28,354
    Lloyds Banking Group P.L.C........................ 6,691,858   6,269,314
#   Lloyds Banking Group P.L.C. ADR...................   804,492   3,065,114
    London Stock Exchange Group P.L.C.................    58,285   2,063,829
    Marks & Spencer Group P.L.C.......................   596,060   3,619,225
    Meggitt P.L.C.....................................   226,293   1,176,947
    Merlin Entertainments P.L.C.......................   179,263   1,062,671
    Mondi P.L.C.......................................   127,892   2,085,023
    National Grid P.L.C...............................   330,662   4,658,596
#   National Grid P.L.C. Sponsored ADR................    76,662   5,428,436
    Next P.L.C........................................    36,700   3,637,573
    Old Mutual P.L.C.................................. 1,290,334   3,147,973
    Pearson P.L.C.....................................   115,026   1,298,584
    Pearson P.L.C. Sponsored ADR......................    82,657     928,238
#   Pennon Group P.L.C................................    82,874   1,050,456
    Persimmon P.L.C...................................    81,634   2,382,020
    Provident Financial P.L.C.........................    31,161   1,310,728

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Prudential P.L.C..................................   306,768 $ 6,026,818
    Prudential P.L.C. ADR.............................    74,725   2,939,682
    Randgold Resources, Ltd...........................    19,545   1,387,114
    Reckitt Benckiser Group P.L.C.....................   136,968  12,182,075
    RELX P.L.C........................................   198,102   3,485,497
#   RELX P.L.C. Sponsored ADR.........................   115,396   2,055,203
    Rexam P.L.C.......................................   238,739   2,046,985
    Rightmove P.L.C...................................    24,371   1,390,576
    Rio Tinto P.L.C...................................   165,092   4,048,346
#   Rio Tinto P.L.C. Sponsored ADR....................   104,931   2,586,549
    Rolls-Royce Holdings P.L.C........................   495,158   3,938,754
*   Royal Bank of Scotland Group P.L.C................   381,103   1,379,691
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.    59,044     435,154
    Royal Dutch Shell P.L.C. Class A(B03MLX2).........   227,335   4,966,245
    Royal Dutch Shell P.L.C. Class A(B09CBL4).........    46,292   1,012,237
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...   259,784  11,464,268
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).   291,057  12,786,134
    Royal Mail P.L.C..................................   183,342   1,205,357
    RSA Insurance Group P.L.C.........................   228,207   1,362,488
    SABMiller P.L.C...................................   167,523  10,031,751
    Sage Group P.L.C. (The)...........................   330,721   2,948,075
    Schroders P.L.C.(0239581).........................    11,088     323,859
    Schroders P.L.C.(0240549).........................    30,392   1,187,453
    Severn Trent P.L.C................................    62,813   1,971,136
    Shire P.L.C.......................................    73,867   4,143,349
#   Shire P.L.C. ADR..................................    18,387   3,094,532
    Sky P.L.C.........................................   295,618   4,573,985
    Sky P.L.C. Sponsored ADR..........................       647      40,522
    Smith & Nephew P.L.C..............................   172,819   2,878,778
    Smith & Nephew P.L.C. Sponsored ADR...............    31,838   1,068,467
    Smiths Group P.L.C................................   146,069   1,976,193
*   Sports Direct International P.L.C.................    12,535      74,537
    SSE P.L.C.........................................   275,530   5,717,067
    St. James's Place P.L.C...........................   178,188   2,439,629
    Standard Chartered P.L.C..........................   608,122   4,102,386
    Standard Life P.L.C...............................   390,420   2,039,893
    Taylor Wimpey P.L.C...............................   816,533   2,251,460
*   Tesco P.L.C....................................... 1,889,358   4,700,953
    Travis Perkins P.L.C..............................    67,188   1,757,975
    TUI AG............................................   132,795   2,255,224
    Unilever P.L.C....................................   100,087   4,400,298
#   Unilever P.L.C. Sponsored ADR.....................   192,823   8,536,274
    United Utilities Group P.L.C......................   141,155   1,931,231
    United Utilities Group P.L.C. ADR.................     5,177     141,436
    Vodafone Group P.L.C.............................. 2,833,822   9,108,892
    Vodafone Group P.L.C. Sponsored ADR...............   256,161   8,248,396
    Weir Group P.L.C. (The)...........................     8,707     107,805
    Whitbread P.L.C...................................    47,957   2,748,427
    William Hill P.L.C................................   174,545     971,717
#   WM Morrison Supermarkets P.L.C....................   627,377   1,569,310
    Wolseley P.L.C....................................    67,557   3,351,275
    Wolseley P.L.C. ADR...............................    17,864      89,858
    WPP P.L.C.........................................   252,496   5,491,154

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR........................     11,121 $     1,209,965
                                                                ---------------
TOTAL UNITED KINGDOM................................                518,215,444
                                                                ---------------
TOTAL COMMON STOCKS.................................              2,931,895,687
                                                                ---------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.....................      9,383         646,043
    Fuchs Petrolub SE...............................      5,309         217,737
    Henkel AG & Co. KGaA............................     30,896       3,282,750
    Porsche Automobil Holding SE....................     38,186       1,731,819
    Volkswagen AG...................................     37,114       4,321,984
                                                                ---------------
TOTAL GERMANY.......................................                 10,200,333
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                 10,200,333
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 01/29/16...............................     63,146          28,047
*   Iberdrola SA Rights 02/01/16....................  1,292,100         180,509
                                                                ---------------
TOTAL SPAIN.........................................                    208,556
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                    208,556
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................              2,942,304,576
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@ DFA Short Term Investment Fund                  15,670,242     181,304,700
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,992,739,193)^^...........................            $ 3,123,609,276
                                                                ===============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia.................. $  3,624,241 $  164,662,543   --    $  168,286,784
   Austria....................           --      4,970,893   --         4,970,893
   Belgium....................    4,491,899     37,801,373   --        42,293,272
   Canada.....................  222,155,391             --   --       222,155,391
   Denmark....................    5,181,440     51,248,260   --        56,429,700
   Finland....................    4,090,748     27,258,219   --        31,348,967
   France.....................    9,648,382    250,665,882   --       260,314,264
   Germany....................   17,861,442    205,415,726   --       223,277,168
   Hong Kong..................      520,233     77,590,654   --        78,110,887
   Ireland....................    3,434,262     11,954,925   --        15,389,187
   Israel.....................   12,253,258      7,336,233   --        19,589,491
   Italy......................    5,429,497     50,972,015   --        56,401,512
   Japan......................   35,368,879    632,899,117   --       668,267,996
   Netherlands................   14,172,407     69,250,893   --        83,423,300
   New Zealand................           --      3,318,739   --         3,318,739
   Norway.....................      780,153     18,211,725   --        18,991,878
   Portugal...................           --      4,261,406   --         4,261,406
   Singapore..................           --     33,002,927   --        33,002,927
   Spain......................   11,823,192     70,782,047   --        82,605,239
   Sweden.....................           --     82,736,363   --        82,736,363
   Switzerland................   16,092,728    242,412,151   --       258,504,879
   United Kingdom.............  154,275,103    363,940,341   --       518,215,444
Preferred Stocks
   Germany....................           --     10,200,333   --        10,200,333
Rights/Warrants
   Spain......................           --        208,556   --           208,556
Securities Lending Collateral.           --    181,304,700   --       181,304,700
Futures Contracts**...........      204,982             --   --           204,982
                               ------------ --------------   --    --------------
TOTAL......................... $521,408,237 $2,602,406,021   --    $3,123,814,258
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- -----------
COMMON STOCKS -- (92.3%)

AUSTRALIA -- (5.6%)
#   Acrux, Ltd........................................    183,394 $    91,764
#   Adelaide Brighton, Ltd............................  1,243,089   4,199,784
*   AED Oil, Ltd......................................    237,059          --
    AGL Energy, Ltd...................................    293,238   3,910,675
#   Ainsworth Game Technology, Ltd....................    216,127     342,535
*   Alcyone Resources, Ltd............................    103,559          --
*   Alkane Resources, Ltd.............................     65,640       9,544
#   ALS, Ltd..........................................  1,314,083   3,115,862
    Altium, Ltd.......................................    122,300     430,295
#   Alumina, Ltd......................................  5,597,366   4,189,721
    Alumina, Ltd. Sponsored ADR.......................    453,627   1,320,055
    AMA Group, Ltd....................................     79,062      51,859
    Amcor, Ltd........................................    574,332   5,476,809
#   Amcor, Ltd. Sponsored ADR.........................     29,714   1,125,566
    AMP, Ltd..........................................  4,361,041  16,805,882
    Ansell, Ltd.......................................    364,636   5,240,453
    AP Eagers, Ltd....................................     58,625     493,696
    APA Group.........................................  1,179,799   7,192,184
*   APN News & Media, Ltd.............................  5,335,644   1,974,210
*   Aquarius Platinum, Ltd............................    898,617     156,500
#   ARB Corp., Ltd....................................    108,827   1,187,008
    Ardent Leisure Group..............................    343,907     504,428
    Aristocrat Leisure, Ltd...........................    615,636   4,524,041
#*  Arrium, Ltd....................................... 16,558,707     784,135
    Asaleo Care, Ltd..................................    107,125     119,101
    Asciano, Ltd......................................  1,890,811  11,987,103
*   ASG Group, Ltd....................................    545,444     446,716
#   ASX, Ltd..........................................    268,987   8,136,274
*   Atlantic, Ltd.....................................     34,067         791
*   Atlas Iron, Ltd...................................  2,011,431      23,136
#   AUB Group, Ltd....................................     82,207     499,118
    Aurizon Holdings, Ltd.............................  1,904,118   5,034,995
#   Ausdrill, Ltd.....................................  1,429,709     238,628
*   Ausenco, Ltd......................................    139,328      25,424
#   AusNet Services...................................  2,107,701   2,207,242
    Austal, Ltd.......................................    348,623     326,367
*   Austin Engineering, Ltd...........................      5,514         664
    Australia & New Zealand Banking Group, Ltd........  1,777,452  30,854,776
*   Australian Agricultural Co., Ltd..................  1,276,494   1,218,182
    Australian Pharmaceutical Industries, Ltd.........    990,967   1,478,284
    Auswide Bank, Ltd.................................     24,392      91,396
    Automotive Holdings Group, Ltd....................    927,761   2,876,170
    Aveo Group........................................    184,965     393,415
    AVJennings, Ltd...................................    200,265      76,521
*   AWE, Ltd..........................................  3,068,174   1,145,747
#   Bank of Queensland, Ltd...........................    999,798   9,365,411
*   BC Iron, Ltd......................................    207,067      11,858
#   Beach Energy, Ltd.................................  6,083,841   1,654,967
#   Beadell Resources, Ltd............................    898,405      98,473
#   Bega Cheese, Ltd..................................    163,583     825,469
    Bellamy's Australia, Ltd..........................     45,886     451,479

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
#   Bendigo and Adelaide Bank, Ltd.................... 1,066,510 $ 8,204,035
    BHP Billiton, Ltd................................. 2,349,520  25,802,330
#   BHP Billiton, Ltd. Sponsored ADR..................   623,528  13,661,498
    BigAir Group, Ltd.................................    58,004      32,213
#*  Billabong International, Ltd......................   322,756     372,665
#   Blackmores, Ltd...................................    15,232   2,076,805
    BlueScope Steel, Ltd.............................. 1,530,918   5,122,378
*   Boart Longyear, Ltd...............................   770,525      27,349
*   Boom Logistics, Ltd...............................   320,214      18,969
    Boral, Ltd........................................ 2,225,851   8,931,658
#*  Bradken, Ltd...................................... 1,085,978     341,046
    Brambles, Ltd.....................................   832,964   6,654,029
#   Breville Group, Ltd...............................   151,440     657,318
#   Brickworks, Ltd...................................   103,030   1,112,350
*   Broadspectrum, Ltd................................ 1,901,153   1,642,685
    BT Investment Management, Ltd.....................   110,650     846,272
    Burson Group, Ltd.................................    31,073      92,844
#   Cabcharge Australia, Ltd..........................   342,632     763,888
#   Caltex Australia, Ltd.............................   201,033   5,376,130
#   Cardno, Ltd.......................................   198,466     133,423
*   Carnarvon Petroleum, Ltd..........................   856,412      50,774
#   carsales.com, Ltd.................................   398,873   3,370,763
#   Cash Converters International, Ltd................   886,135     330,257
    Cedar Woods Properties, Ltd.......................    31,283      97,849
    Challenger, Ltd................................... 1,942,715  11,056,765
*   ChemGenex Pharmaceuticals, Ltd....................     6,842          --
    CIMIC Group, Ltd..................................   137,887   2,378,173
    Cleanaway Waste Management, Ltd................... 6,112,743   3,210,972
*   Coal of Africa, Ltd...............................   400,214      11,424
    Coca-Cola Amatil, Ltd.............................   558,637   3,344,439
    Cochlear, Ltd.....................................    64,556   4,326,858
    Codan, Ltd........................................    44,929      19,144
*   Coffey International, Ltd.........................   136,278      40,992
    Collection House, Ltd.............................    33,330      36,925
    Collins Foods, Ltd................................    68,777     254,822
#   Commonwealth Bank of Australia....................   536,081  30,302,317
*   Compass Resources, Ltd............................    18,720          --
    Computershare, Ltd................................   460,334   3,436,788
#   Corporate Travel Management, Ltd..................    38,887     331,524
    Coventry Group, Ltd...............................    13,156      11,639
#   Cover-More Group, Ltd.............................    68,264      96,617
    Cre8tex Limited...................................       119           2
    Credit Corp. Group, Ltd...........................    52,625     421,882
    Crown Resorts, Ltd................................   194,289   1,713,681
#   CSG, Ltd..........................................   338,759     418,304
    CSL, Ltd..........................................   245,077  18,255,557
    CSR, Ltd.......................................... 1,622,464   2,963,127
*   Cue Energy Resources, Ltd.........................   287,579      10,062
    Data#3, Ltd.......................................    39,367      33,153
    Decmil Group, Ltd.................................   412,830     294,929
*   Devine, Ltd.......................................   109,847      52,054
#   Dick Smith Holdings, Ltd..........................   301,078      75,646
    Domino's Pizza Enterprises, Ltd...................   102,174   4,387,292

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
    Downer EDI, Ltd................................... 1,638,823 $ 3,669,095
#*  Drillsearch Energy, Ltd........................... 1,261,989     445,771
#   DUET Group........................................ 2,991,864   4,923,601
    DuluxGroup, Ltd...................................   701,235   3,249,861
    DWS, Ltd..........................................    74,524      54,435
*   Elders, Ltd.......................................    97,423     325,300
*   Emeco Holdings, Ltd............................... 1,092,630      30,293
#*  Energy Resources of Australia, Ltd................   464,072     113,800
#*  Energy World Corp., Ltd........................... 1,196,466     182,555
#   Equity Trustees, Ltd..............................     9,255     124,454
#   ERM Power, Ltd....................................   230,362     238,738
*   Eservglobal, Ltd..................................    76,359       3,413
    Euroz, Ltd........................................    69,509      36,025
    Event Hospitality and Entertainment, Ltd..........   184,409   1,988,617
    Evolution Mining, Ltd............................. 2,583,484   2,668,116
    Fairfax Media, Ltd................................ 8,003,530   5,078,128
    Fantastic Holdings, Ltd...........................       975       1,337
*   FAR, Ltd.......................................... 2,438,534     128,674
    Finbar Group, Ltd.................................     2,330       1,654
#*  Fleetwood Corp., Ltd..............................   162,977     136,332
#   FlexiGroup, Ltd...................................    94,026     189,360
#   Flight Centre Travel Group, Ltd...................    64,730   1,808,959
#   Fortescue Metals Group, Ltd....................... 3,515,682   4,418,238
#   G8 Education, Ltd.................................   469,605   1,208,609
#   GrainCorp, Ltd. Class A...........................   578,045   3,525,639
    Grange Resources, Ltd.............................   460,396      28,385
#   Greencross, Ltd...................................   126,110     647,065
    GUD Holdings, Ltd.................................   291,652   1,357,534
#   GWA Group, Ltd....................................   546,111     788,117
    Hansen Technologies, Ltd..........................    54,438     142,480
#   Harvey Norman Holdings, Ltd....................... 1,271,534   4,054,610
    Healthscope, Ltd..................................   219,996     347,771
    HFA Holdings, Ltd.................................   211,988     403,835
    Hills, Ltd........................................   406,853      61,871
*   Horizon Oil, Ltd.................................. 1,463,538      74,388
    Iluka Resources, Ltd..............................   792,791   3,110,478
*   Imdex, Ltd........................................   336,336      47,498
#   IMF Bentham, Ltd..................................   164,863     134,187
#   Incitec Pivot, Ltd................................ 3,932,934   8,766,433
    Independence Group NL.............................   688,015   1,090,520
*   Infigen Energy....................................   825,477     278,245
#   Infomedia, Ltd....................................   550,632     291,687
    Insurance Australia Group, Ltd.................... 3,305,300  12,501,771
    Integrated Research, Ltd..........................    55,310      84,695
#   InvoCare, Ltd.....................................   204,169   1,733,299
#   IOOF Holdings, Ltd................................   516,820   3,033,458
#   IRESS, Ltd........................................   210,538   1,449,861
#*  iSelect, Ltd......................................   156,050      99,293
    iSentia Group, Ltd................................    73,777     241,401
    James Hardie Industries P.L.C.....................   430,489   4,988,404
    James Hardie Industries P.L.C. Sponsored ADR......    39,415     450,513
#   JB Hi-Fi, Ltd.....................................   190,312   3,190,669
#*  Karoon Gas Australia, Ltd.........................    71,038      81,771

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
*   Kingsgate Consolidated, Ltd....................... 1,181,152 $   188,469
*   Kingsrose Mining, Ltd.............................    76,233      12,019
*   Lednium, Ltd......................................    21,998          --
    LendLease Group...................................   575,386   5,373,000
*   Lonestar Resources, Ltd...........................     7,157      22,869
*   Lynas Corp., Ltd.................................. 4,286,543     291,764
#   M2 Group, Ltd.....................................   291,718   2,632,810
#   MACA, Ltd.........................................   156,523      77,909
*   Macmahon Holdings, Ltd............................ 5,960,594     378,515
    Macquarie Atlas Roads Group.......................   801,614   2,454,261
    Macquarie Group, Ltd..............................   577,968  29,812,523
    Magellan Financial Group, Ltd.....................   180,832   2,964,185
    Mantra Group, Ltd.................................    40,181     138,755
    MaxiTRANS Industries, Ltd.........................   182,505      60,950
*   Mayne Pharma Group, Ltd...........................   619,760     580,903
    McMillan Shakespeare, Ltd.........................   105,075     956,351
#   McPherson's, Ltd..................................    69,593      34,127
    Medibank Pvt, Ltd................................. 2,521,164   4,518,688
#*  Medusa Mining, Ltd................................ 1,228,341     330,557
#   Melbourne IT, Ltd.................................   143,014     217,689
#*  Mesoblast, Ltd....................................   113,219     123,374
    Metals X, Ltd.....................................   459,504     325,013
#*  Metcash, Ltd...................................... 3,015,100   3,786,066
    Mincor Resources NL...............................   393,519      39,223
#*  Mineral Deposits, Ltd.............................   137,059      20,439
#   Mineral Resources, Ltd............................   568,459   1,519,236
#   MMA Offshore, Ltd................................. 2,337,637     549,809
#   Monadelphous Group, Ltd...........................   305,920   1,368,615
    Mortgage Choice, Ltd..............................   177,257     224,276
#*  Mount Gibson Iron, Ltd............................ 4,095,268     539,971
#   Myer Holdings, Ltd................................ 2,499,829   1,856,043
    National Australia Bank, Ltd...................... 1,649,904  32,776,994
*   Navigator Resources, Ltd..........................       296          39
#   Navitas, Ltd......................................   361,295   1,204,813
#*  Nearmap, Ltd......................................   355,890      96,043
*   NetComm Wireless, Ltd.............................    37,677      63,664
    New Hope Corp., Ltd...............................   430,741     507,833
*   Newcrest Mining, Ltd..............................   755,302   7,100,367
#*  NEXTDC, Ltd.......................................   146,897     262,055
    nib holdings, Ltd.................................   637,426   1,625,483
    Nick Scali, Ltd...................................    25,854      74,278
#   Nine Entertainment Co. Holdings, Ltd..............   858,326   1,016,592
    Northern Star Resources, Ltd...................... 1,310,143   2,762,358
*   NRW Holdings, Ltd.................................   618,693      21,576
    Nufarm, Ltd.......................................   521,230   2,556,639
    Oil Search, Ltd................................... 1,066,063   5,009,737
*   OM Holdings, Ltd..................................    26,600       1,339
#   Orica, Ltd........................................ 1,106,242  11,273,596
    Origin Energy, Ltd................................ 1,780,568   5,269,835
#*  Orocobre, Ltd.....................................    40,831      72,716
    Orora, Ltd........................................ 2,316,278   3,616,860
    OrotonGroup, Ltd..................................    19,916      32,377
    Otto Energy, Ltd..................................   168,000       2,505

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd.................................. 1,133,734 $ 3,101,199
#   OzForex Group, Ltd................................   210,182     467,233
#*  Pacific Brands, Ltd............................... 4,020,330   2,315,655
#   Pacific Current Group, Ltd........................    10,701      51,952
    Pact Group Holdings, Ltd..........................    35,077     124,844
#*  Paladin Energy, Ltd............................... 9,039,254   1,356,021
#   Panoramic Resources, Ltd.......................... 1,633,779      96,088
    Patties Foods, Ltd................................     5,122       4,137
    Peet, Ltd.........................................   287,595     214,468
    Perpetual, Ltd....................................    66,005   1,948,433
*   Perseus Mining, Ltd...............................   339,072      66,446
    Platinum Asset Management, Ltd....................   326,824   1,512,920
*   Platinum Australia, Ltd...........................   400,751          --
    PMP, Ltd.......................................... 1,827,334     593,654
    Premier Investments, Ltd..........................   284,400   2,674,127
#   Primary Health Care, Ltd.......................... 1,413,317   2,490,803
*   Prime AET&D Holdings No.1, Ltd....................        26          --
    Prime Media Group, Ltd............................   505,830     174,837
    Programmed Maintenance Services, Ltd..............   567,276     814,668
    Qantas Airways, Ltd............................... 3,028,350   8,421,261
    QBE Insurance Group, Ltd.......................... 1,149,113   8,988,904
#   Qube Holdings, Ltd................................ 1,622,420   2,648,890
*   Ramelius Resources, Ltd...........................   751,560     140,713
#   Ramsay Health Care, Ltd...........................    71,244   3,093,153
    RCR Tomlinson, Ltd................................   305,179     392,721
#   REA Group, Ltd....................................    58,809   2,232,226
    Recall Holdings, Ltd..............................    70,681     332,074
#   Reckon, Ltd.......................................    66,212      98,056
    Reece, Ltd........................................    13,585     310,956
*   Regional Express Holdings, Ltd....................    17,416      10,729
#   Regis Resources, Ltd..............................   965,032   1,618,176
#   Reject Shop, Ltd. (The)...........................    95,056     709,388
#*  Resolute Mining, Ltd.............................. 2,175,186     501,862
#   Retail Food Group, Ltd............................   168,028     542,124
    Ridley Corp., Ltd.................................   655,188     688,172
    Rio Tinto, Ltd....................................   465,442  13,143,969
*   RiverCity Motorway Group..........................   133,238          --
    SAI Global, Ltd...................................   772,366   2,235,983
*   Salmat, Ltd.......................................    68,805      31,832
*   Samson Oil & Gas, Ltd. Sponsored ADR..............     6,430       4,437
    Sandfire Resources NL.............................   493,527   1,787,174
    Santos, Ltd....................................... 2,881,624   6,608,705
#*  Saracen Mineral Holdings, Ltd..................... 2,305,307   1,170,532
    SEALINK TRAVEL GROUP, Ltd.........................    10,344      27,529
    Sedgman, Ltd......................................    85,757      65,492
#   Seek, Ltd.........................................   389,409   4,054,019
#   Select Harvests, Ltd..............................   106,442     405,649
#*  Senex Energy, Ltd................................. 2,360,000     256,261
    Servcorp, Ltd.....................................    59,424     312,279
    Service Stream, Ltd...............................   274,589      96,558
#   Seven Group Holdings, Ltd.........................   305,587   1,035,534
#   Seven West Media, Ltd............................. 6,104,888   3,635,981
    SG Fleet Group, Ltd...............................    15,558      41,253

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
    Sigma Pharmaceuticals, Ltd........................ 3,137,917 $ 1,846,460
#*  Silex Systems, Ltd................................    70,513      19,142
    Silver Chef, Ltd..................................     3,658      22,485
*   Silver Lake Resources, Ltd........................   356,570      57,701
#   Sims Metal Management, Ltd........................   634,981   3,097,830
    Sims Metal Management, Ltd. Sponsored ADR.........     3,500      16,695
*   Sino Strategic International, Ltd.................     9,056          --
    Sirtex Medical, Ltd...............................   112,736   3,042,272
#   Slater & Gordon, Ltd..............................   593,413     257,436
    SMS Management & Technology, Ltd..................   219,206     375,853
    Sonic Healthcare, Ltd.............................   320,330   4,223,028
*   South32, Ltd...................................... 2,093,732   1,469,553
#*  South32, Ltd. ADR.................................   476,677   1,620,702
    Southern Cross Media Group, Ltd................... 2,841,609   2,292,481
    Spark Infrastructure Group........................ 3,047,068   4,307,749
*   Specialty Fashion Group, Ltd......................    67,582      24,567
    Spotless Group Holdings, Ltd......................   141,898     106,011
*   St Barbara, Ltd...................................   897,655     938,949
    Star Entertainment Grp, Ltd. (The)................ 2,580,813   9,961,766
#   Steadfast Group, Ltd..............................   157,872     164,263
#   STW Communications Group, Ltd..................... 1,030,129     556,466
    Suncorp Group, Ltd................................ 1,325,197  11,055,534
#*  Sundance Energy Australia, Ltd....................   964,897      83,344
    Sunland Group, Ltd................................   359,305     406,941
#   Super Retail Group, Ltd...........................   417,368   3,050,713
    Sydney Airport....................................   487,767   2,296,843
    Tabcorp Holdings, Ltd............................. 2,120,447   6,970,881
*   Tap Oil, Ltd......................................   383,218      28,511
    Tassal Group, Ltd.................................   435,076   1,491,331
    Tatts Group, Ltd.................................. 3,410,422  10,145,053
    Technology One, Ltd...............................   425,202   1,435,742
    Telstra Corp., Ltd................................   808,475   3,257,631
    Telstra Corp., Ltd. ADR...........................    35,561     708,731
#*  Ten Network Holdings, Ltd.........................   655,188     562,167
#   TFS Corp., Ltd....................................   405,704     373,044
    Thorn Group, Ltd..................................   177,985     252,838
*   Tiger Resources, Ltd.............................. 1,677,917      61,181
    Tox Free Solutions, Ltd...........................   361,863     679,086
    TPG Telecom, Ltd..................................   427,662   3,081,238
    Transurban Group..................................   840,917   6,483,194
    Treasury Wine Estates, Ltd........................ 1,968,261  12,810,456
#*  Troy Resources, Ltd...............................   929,401     148,276
#*  UGL, Ltd..........................................   844,643   1,329,875
    UXC, Ltd..........................................   878,595     754,482
    Veda Group, Ltd...................................   758,109   1,516,994
    Village Roadshow, Ltd.............................   227,445   1,129,906
*   Virgin Australia Holdings, Ltd.(B43DQC7).......... 2,917,454   1,018,648
*   Virgin Australia Holdings, Ltd.()................. 3,195,173          --
#   Virtus Health, Ltd................................   150,205     680,686
    Vita Group, Ltd...................................    21,128      37,861
#   Vocus Communications, Ltd.........................   293,629   1,648,771
    Washington H Soul Pattinson & Co., Ltd............   106,919   1,275,303
    Watpac, Ltd.......................................   425,565     320,203

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
AUSTRALIA -- (Continued)
    Webjet, Ltd.......................................   110,539 $    422,754
    Wesfarmers, Ltd...................................   538,392   16,244,871
#   Western Areas, Ltd................................   470,271      639,908
#   Westpac Banking Corp.............................. 1,120,861   24,822,872
#   Westpac Banking Corp. Sponsored ADR...............   254,261    5,581,029
#*  Whitehaven Coal, Ltd.............................. 1,658,065      492,997
    Woodside Petroleum, Ltd........................... 1,327,570   26,756,325
    Woolworths, Ltd...................................   616,407   10,716,038
#   WorleyParsons, Ltd................................   515,941    1,265,864
                                                                 ------------
TOTAL AUSTRALIA.......................................            816,786,288
                                                                 ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................     3,302      303,477
#   AMAG Austria Metall AG............................     1,146       36,611
    Andritz AG........................................   104,688    4,867,822
    Atrium European Real Estate, Ltd..................   149,975      516,086
    Austria Technologie & Systemtechnik AG............    74,757      970,782
    BUWOG AG..........................................    97,921    2,012,851
    CA Immobilien Anlagen AG..........................   126,889    2,176,099
*   Conwert Immobilien Invest SE......................   188,966    2,672,317
    DO & CO AG........................................     8,924      909,007
*   Erste Group Bank AG...............................   219,030    6,327,032
#   EVN AG............................................    57,068      630,685
*   FACC AG...........................................     1,629        8,724
    Flughafen Wien AG.................................    10,338      908,853
*   IMMOFINANZ AG.....................................   647,011    1,219,388
    Kapsch TrafficCom AG..............................    13,573      478,720
    Lenzing AG........................................    24,829    1,659,873
    Mayr Melnhof Karton AG............................    15,708    1,782,531
    Oberbank AG.......................................     2,570      157,282
    Oesterreichische Post AG..........................    59,055    2,095,905
    OMV AG............................................   506,026   13,025,273
    Palfinger AG......................................    10,977      313,293
    POLYTEC Holding AG................................    22,707      177,422
    Porr Ag...........................................     6,575      176,349
*   Raiffeisen Bank International AG..................   211,392    2,666,379
    RHI AG............................................    46,287      869,725
#   Rosenbauer International AG.......................     2,024      118,734
    S IMMO AG.........................................   127,299    1,058,217
    Schoeller-Bleckmann Oilfield Equipment AG.........    15,903      830,119
    Semperit AG Holding...............................    28,571      854,055
    Strabag SE........................................    51,083    1,246,945
    Telekom Austria AG................................    20,043      110,443
    Telekom Austria AG ADR............................     4,200       45,738
    UBM Development AG................................        80        2,568
    UNIQA Insurance Group AG..........................   108,649      687,330
#   Verbund AG........................................    79,031      955,439
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................    42,467    1,049,155
    Voestalpine AG....................................   197,717    5,199,777
    Wienerberger AG...................................   277,019    4,239,144
    Wolford AG........................................     1,281       34,725

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRIA -- (Continued)
    Zumtobel Group AG.................................    54,569 $ 1,132,526
                                                                 -----------
TOTAL AUSTRIA.........................................            64,527,401
                                                                 -----------
BELGIUM -- (1.6%)
#*  Ablynx NV.........................................    34,801     507,046
    Ackermans & van Haaren NV.........................    66,166   8,572,880
    Ageas.............................................   461,353  18,735,969
*   AGFA-Gevaert NV...................................   531,235   2,267,192
    Anheuser-Busch InBev NV...........................   357,262  44,931,604
    Anheuser-Busch InBev NV Sponsored ADR.............   117,519  14,788,591
    Atenor Group......................................        43       2,069
    Banque Nationale de Belgique......................       319   1,063,566
    Barco NV..........................................    34,378   2,158,921
    Bekaert SA........................................   106,156   3,420,192
*   BHF Kleinwort Benson Group........................    21,467     133,374
    bpost SA..........................................   110,105   2,612,012
*   Celyad SA.........................................       570      19,939
    Cie d'Entreprises CFE.............................    25,769   2,640,443
#   Cie Immobiliere de Belgique SA....................     2,522     115,186
    Colruyt SA........................................   209,701  11,212,534
    D'ieteren SA......................................    72,961   2,388,086
    Deceuninck NV.....................................   166,788     391,463
    Delhaize Group....................................   207,793  21,809,958
#   Delhaize Group Sponsored ADR......................   244,438   6,384,721
    Econocom Group SA.................................   195,356   1,831,645
    Elia System Operator SA...........................    50,213   2,421,609
    Euronav NV........................................   221,239   2,579,968
    EVS Broadcast Equipment SA........................    16,492     527,617
#   Exmar NV..........................................    90,343     882,500
    Fagron............................................    47,922     357,526
*   Galapagos NV......................................    66,170   3,297,332
    Gimv NV...........................................       262      12,625
    Ion Beam Applications.............................    32,395   1,091,967
    Jensen-Group NV...................................     2,121      54,800
    KBC Groep NV......................................   201,722  11,560,038
    Kinepolis Group NV................................    55,209   2,338,746
    Lotus Bakeries....................................       150     283,645
#*  MDxHealth.........................................    24,148     101,353
    Melexis NV........................................    35,117   1,764,823
*   Mobistar SA.......................................   113,228   2,353,061
#*  Nyrstar NV........................................ 1,162,842   1,706,244
    Ontex Group NV....................................    24,254     898,847
    Picanol...........................................     1,622      72,395
    Proximus SADP.....................................   370,331  12,801,321
    RealDolmen........................................     1,807      34,324
    Recticel SA.......................................   133,921     769,906
    Resilux...........................................     1,647     228,246
*   Roularta Media Group NV...........................     5,234     131,024
    Sioen Industries NV...............................    29,731     536,707
    Sipef SA..........................................    10,281     540,291
    Solvay SA.........................................   157,331  13,033,775
*   Telenet Group Holding NV..........................    58,358   3,037,764
*   Tessenderlo Chemie NV.............................    82,918   2,195,883

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
BELGIUM -- (Continued)
#*  ThromboGenics NV..................................    14,645 $     47,723
    UCB SA............................................    88,795    7,592,052
    Umicore SA........................................   265,663    9,767,206
    Van de Velde NV...................................    17,931    1,094,786
*   Viohalco SA.......................................   172,079      244,794
                                                                 ------------
TOTAL BELGIUM.........................................            230,348,289
                                                                 ------------
CANADA -- (6.7%)
#*  5N Plus, Inc......................................   163,492      163,387
    Absolute Software Corp............................    94,363      449,283
    Acadian Timber Corp...............................    23,284      299,007
*   Advantage Oil & Gas, Ltd..........................   598,079    3,265,975
    Aecon Group, Inc..................................   220,023    2,278,916
#   Ag Growth International, Inc......................    28,837      587,073
#   AGF Management, Ltd. Class B......................   423,763    1,424,744
    Agnico Eagle Mines, Ltd.(008474108)...............    47,651    1,402,845
    Agnico Eagle Mines, Ltd.(2009823).................   143,066    4,240,205
#   Agrium, Inc.(008916108)...........................   115,500   10,033,485
    Agrium, Inc.(2213538).............................    87,992    7,683,048
    AGT Food & Ingredients, Inc.......................    58,351    1,462,836
    Aimia, Inc........................................   285,401    1,906,884
*   Air Canada........................................   130,920      733,616
    AirBoss of America Corp...........................    16,400      208,380
    AKITA Drilling, Ltd. Class A......................    11,400       52,895
*   Alacer Gold Corp..................................   838,656    1,305,068
*   Alamos Gold, Inc. Class A(011532108)..............   205,990      667,407
    Alamos Gold, Inc. Class A(BZ3DNP6)................   584,093    1,905,423
    Alaris Royalty Corp...............................   114,306    1,939,506
#   Algoma Central Corp...............................    11,860      111,836
    Algonquin Power & Utilities Corp..................   427,213    3,506,995
    Alimentation Couche-Tard, Inc. Class B............   225,059    9,796,629
#   AltaGas, Ltd......................................   221,322    5,178,767
*   Alterra Power Corp................................   170,495       55,375
#   Altius Minerals Corp..............................    69,500      409,290
    Altus Group, Ltd..................................    74,297      946,148
#*  Amaya, Inc.(BT8J595)..............................    31,700      339,198
*   Amaya, Inc.(02314M108)............................     9,318       98,398
*   Amerigo Resources, Ltd............................   153,100       12,568
    Andrew Peller, Ltd. Class A.......................     2,000       32,051
#   ARC Resources, Ltd................................   527,229    7,086,674
#*  Argonaut Gold, Inc................................   939,142      717,312
*   Asanko Gold, Inc..................................   101,209      145,214
    Atco, Ltd. Class I................................    79,268    2,197,142
#*  Athabasca Oil Corp................................ 1,117,565    1,180,667
*   ATS Automation Tooling Systems, Inc...............   131,749    1,000,649
#*  AuRico Metals, Inc.(05157J108)....................    90,574       39,019
#*  AuRico Metals, Inc.(BYR52G5)......................   256,846      106,339
#   AutoCanada, Inc...................................    60,073      852,489
#*  Avigilon Corp.....................................    79,642      744,743
    Axia NetMedia Corp................................    50,400      103,254
#*  B2Gold Corp....................................... 3,412,855    2,606,721
#   Badger Daylighting, Ltd...........................    95,906    1,650,577
#*  Ballard Power Systems, Inc........................   134,819      180,926

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Bank of Montreal(063671101).......................    15,094 $   807,831
#   Bank of Montreal(2076009).........................   285,012  15,303,450
#   Bank of Nova Scotia (The)(064149107)..............   287,661  11,748,075
    Bank of Nova Scotia (The)(2076281)................   262,275  10,744,493
*   Bankers Petroleum, Ltd............................   926,078     588,343
    Barrick Gold Corp.(067901108)..................... 1,218,157  12,071,936
    Barrick Gold Corp.(2024644).......................   292,357   2,907,083
#   Baytex Energy Corp.(07317Q105)....................   112,294     238,063
#   Baytex Energy Corp.(B4VGVM3)......................   185,479     391,904
    BCE, Inc.(05534B760)..............................    18,939     763,242
    BCE, Inc.(B188TH2)................................    65,232   2,627,607
#*  Bellatrix Exploration, Ltd........................ 1,076,867   1,322,158
*   Birch Mountain Resources, Ltd.....................     1,200          --
*   Birchcliff Energy, Ltd............................   367,994   1,321,300
    Bird Construction, Inc............................   151,503   1,250,178
    Black Diamond Group, Ltd..........................   114,643     468,916
*   BlackBerry, Ltd.(09228F103).......................   734,362   5,228,657
*   BlackBerry, Ltd.(BCBHZ31).........................    80,555     574,448
#*  BlackPearl Resources, Inc......................... 1,759,118     740,866
#   BMTC Group, Inc...................................     1,600      15,304
*   BNK Petroleum, Inc................................    43,340       7,425
#*  Bombardier, Inc. Class A..........................    25,790      19,882
#*  Bombardier, Inc. Class B..........................   886,970     620,480
#   Bonavista Energy Corp............................. 1,085,238   1,487,370
    Bonterra Energy Corp..............................    88,918   1,028,882
    Boralex, Inc. Class A.............................    87,965     959,458
#*  Boulder Energy, Ltd...............................   136,551     153,034
    Brookfield Asset Management, Inc. Class A.........   176,490   5,327,834
*   BRP, Inc..........................................    66,469     736,383
    CAE, Inc.(124765108)..............................    57,131     595,876
    CAE, Inc.(2162760)................................   191,915   2,004,223
    Caledonia Mining Corp.............................     8,300       4,977
#   Calfrac Well Services, Ltd........................   346,742     358,895
    Calian Technologies, Ltd..........................     3,277      37,451
    Cameco Corp.(13321L108)...........................   193,224   2,345,739
#   Cameco Corp.(2166160).............................   171,182   2,078,525
#   Canaccord Genuity Group, Inc......................   615,119   2,173,487
#*  Canacol Energy, Ltd...............................   461,782     863,637
#   Canadian Energy Services & Technology Corp........   345,520     964,368
    Canadian Imperial Bank of Commerce(136069101).....   106,602   6,913,140
    Canadian Imperial Bank of Commerce(2170525).......    94,155   6,132,274
    Canadian National Railway Co.(136375102)..........    80,712   4,317,285
    Canadian National Railway Co.(2180632)............   105,500   5,719,698
    Canadian Natural Resources, Ltd.(136385101).......   722,520  15,360,775
    Canadian Natural Resources, Ltd.(2171573).........   482,745  10,334,444
    Canadian Oil Sands, Ltd...........................   800,141   5,363,212
    Canadian Pacific Railway, Ltd.(13645T100).........     1,271     152,177
    Canadian Pacific Railway, Ltd.(2793115)...........    37,702   4,532,099
#   Canadian Tire Corp., Ltd. Class A.................   110,915   9,037,724
    Canadian Utilities, Ltd. Class A..................    63,064   1,626,456
#   Canadian Western Bank.............................   369,507   6,056,022
    Canam Group, Inc..................................   138,772   1,300,647
#   Canexus Corp......................................   168,436     149,090

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
*   Canfor Corp.......................................   207,139 $2,316,988
    Canfor Pulp Products, Inc.........................   136,401    971,720
#   CanWel Building Materials Group, Ltd..............    42,657    130,629
    Canyon Services Group, Inc........................   120,658    369,493
    Capital Power Corp................................   175,076  2,354,509
#   Capstone Infrastructure Corp......................   426,752  1,468,302
#*  Capstone Mining Corp.............................. 2,120,114    537,255
    Cascades, Inc.....................................   253,490  1,903,573
    Cathedral Energy Services, Ltd....................     5,647      1,431
    CCL Industries, Inc. Class B......................    41,300  5,822,507
*   Celestica, Inc.(15101Q108)........................   184,462  1,671,226
*   Celestica, Inc.(2263362)..........................    29,256    265,223
    Cenovus Energy, Inc.(15135U109)...................   684,322  8,410,317
    Cenovus Energy, Inc.(B57FG04).....................   132,772  1,635,837
    Centerra Gold, Inc................................   594,443  2,707,221
#*  Cequence Energy, Ltd..............................   872,690    180,655
#   Cervus Equipment Corp.............................    27,645    256,539
*   CGI Group, Inc. Class A(39945C109)................    60,019  2,574,815
*   CGI Group, Inc. Class A(2159740)..................   127,986  5,485,245
#*  China Gold International Resources Corp., Ltd.....   401,619    561,905
*   Chinook Energy, Inc...............................   102,170     32,455
    CI Financial Corp.................................    96,600  2,133,488
    Cineplex, Inc.....................................    82,967  2,896,057
    Clairvest Group, Inc..............................       516     10,354
    Clarke, Inc.......................................     2,300     15,334
*   Claude Resources, Inc.............................   480,196    335,921
    Clearwater Seafoods, Inc..........................    32,880    268,035
    Cogeco Communications, Inc........................    81,271  3,669,349
    Cogeco, Inc.......................................    23,862    912,135
*   Colliers International Group, Inc.(194693107).....    32,155  1,391,025
    Colliers International Group, Inc.(BYL7SB4).......    13,106    569,558
    COM DEV International, Ltd........................   219,054    960,091
    Computer Modelling Group, Ltd.....................   139,080    923,295
    Constellation Software, Inc.......................    20,424  7,435,392
*   Continental Gold, Inc.............................    24,700     27,329
#*  Copper Mountain Mining Corp.......................   396,715    118,938
    Corby Spirit and Wine, Ltd........................    12,785    167,923
*   Corridor Resources, Inc...........................    12,500      3,658
#   Corus Entertainment, Inc. Class B.................   274,188  1,904,382
    Cott Corp.(22163N106).............................   156,894  1,611,301
    Cott Corp.(2228952)...............................   183,186  1,879,065
    Crescent Point Energy Corp.(22576C101)............   403,108  4,474,497
#   Crescent Point Energy Corp.(B67C8W8)..............   185,017  2,051,047
*   Crew Energy, Inc..................................   854,533  2,354,556
#*  Delphi Energy Corp................................   980,403    545,874
#*  Denison Mines Corp................................ 2,747,177  1,255,046
*   Descartes Systems Group, Inc. (The)(249906108)....     6,403    113,973
*   Descartes Systems Group, Inc. (The)(2141941)......    67,229  1,196,867
*   Detour Gold Corp..................................   606,885  7,381,912
    DH Corp...........................................   171,257  3,847,140
    DHX Media, Ltd.(BRF12N3)..........................    23,255    130,808
    DHX Media, Ltd.(BRF12P5)..........................    79,470    451,553
#   DirectCash Payments, Inc..........................    58,753    455,043

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Dollarama, Inc....................................    63,824 $ 3,424,691
*   Dominion Diamond Corp.(257287102).................   186,772   1,989,122
    Dominion Diamond Corp.(B95LX89)...................   107,279   1,144,851
    Dorel Industries, Inc. Class B....................   105,009   2,065,100
#*  Dundee Precious Metals, Inc.......................   624,567     477,041
    E-L Financial Corp., Ltd..........................        88      42,433
#*  Eastern Platinum, Ltd.............................   266,973     143,882
    Echelon Financial Holdings, Inc...................       900       8,593
    Eldorado Gold Corp.(284902103)....................   214,595     480,693
    Eldorado Gold Corp.(2307873)...................... 1,328,634   3,015,958
#   Emera, Inc........................................    40,782   1,300,401
    Empire Co., Ltd...................................   190,684   3,604,335
#   Enbridge Income Fund Holdings, Inc................   228,018   4,764,142
    Enbridge, Inc.(29250N105).........................    66,923   2,315,536
    Enbridge, Inc.(2466149)...........................   110,313   3,831,701
    Encana Corp.(292505104)........................... 1,322,311   5,778,499
    Encana Corp.(2793193).............................   295,448   1,297,027
*   Endeavour Mining Corp.............................   158,856     970,668
#*  Endeavour Silver Corp.............................   377,285     468,610
    EnerCare, Inc.....................................   265,599   3,018,300
#   Enerflex, Ltd.....................................   173,624   1,592,596
*   Energy Fuels, Inc.................................   101,870     239,969
    Enerplus Corp.(292766102).........................   322,250   1,021,533
#   Enerplus Corp.(B584T89)...........................   200,895     636,715
    Enghouse Systems, Ltd.............................    31,177   1,337,747
    Ensign Energy Services, Inc.......................   441,229   2,088,192
*   Epsilon Energy, Ltd...............................   134,516     259,257
#   Equitable Group, Inc..............................    37,744   1,400,750
*   Equity Financial Holdings, Inc....................       100         506
*   Essential Energy Services Trust...................   790,850     304,846
    Evertz Technologies, Ltd..........................    35,104     443,530
#   Exchange Income Corp..............................    25,015     426,410
    Exco Technologies, Ltd............................    80,652     839,969
#*  EXFO, Inc.........................................       198         601
#   Extendicare, Inc..................................   203,197   1,334,437
    Fairfax Financial Holdings, Ltd...................    28,814  14,836,053
    Fiera Capital Corp................................    74,031     562,274
    Finning International, Inc........................   561,294   7,147,894
    Firm Capital Mortgage Investment Corp.............     7,900      72,972
    First Capital Realty, Inc.........................   116,166   1,552,307
#*  First Majestic Silver Corp.(2833583)..............   292,786     877,794
#*  First Majestic Silver Corp.(32076V103)............   127,578     381,458
    First National Financial Corp.....................    15,828     248,340
    First Quantum Minerals, Ltd.......................   564,208   1,220,323
*   FirstService Corp.(33767E103).....................    23,765     907,348
    FirstService Corp.(BYL7ZF7).......................    13,106     500,421
#   Fortis, Inc.......................................   104,628   3,040,478
#*  Fortress Paper, Ltd. Class A......................    14,264      44,699
*   Fortuna Silver Mines, Inc.........................   362,215     920,469
    Franco-Nevada Corp................................    30,874   1,361,852
*   Fraser Papers, Inc................................     6,400          --
    Freehold Royalties, Ltd...........................   126,500     967,103
#   Gamehost, Inc.....................................    19,544     113,003

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
*   GBS Gold International, Inc.......................    42,400 $       --
#   Genworth MI Canada, Inc...........................   174,539  3,018,831
    George Weston, Ltd................................    81,255  6,264,796
#   Gibson Energy, Inc................................   314,365  3,484,966
    Gildan Activewear, Inc............................   163,400  4,124,366
#   Glacier Media, Inc................................    22,700     12,477
    Gluskin Sheff + Associates, Inc...................    71,805  1,006,162
#   GMP Capital, Inc..................................   182,874    529,994
#   goeasy, Ltd.......................................       500      6,731
    Goldcorp, Inc.(380956409).........................   413,563  4,689,804
    Goldcorp, Inc.(2676302)...........................   281,396  3,205,853
#*  Golden Star Resources, Ltd........................   423,301     81,584
*   Gran Tierra Energy, Inc.(38500T101)...............    49,235    112,748
*   Gran Tierra Energy, Inc.(B2PPCS5)................. 1,490,752  3,405,244
    Granite Oil Corp..................................   142,825    807,462
*   Great Canadian Gaming Corp........................   107,560  1,370,509
*   Great Panther Silver, Ltd.........................    98,337     50,541
    Great-West Lifeco, Inc............................   114,300  2,832,819
*   Heroux-Devtek, Inc................................    58,031    526,086
    High Liner Foods, Inc.............................    47,317    519,139
    HNZ Group, Inc....................................     6,940     54,692
#   Home Capital Group, Inc...........................   197,578  4,056,209
#   Horizon North Logistics, Inc......................   381,015    497,721
    HudBay Minerals, Inc.(B05BQ98)....................    59,151    115,344
    HudBay Minerals, Inc.(B05BDX1).................... 1,000,536  1,971,218
    Hudson's Bay Co...................................   213,411  2,635,456
#   Husky Energy, Inc.................................   407,060  4,050,551
*   IAMGOLD Corp.(450913108)..........................   208,317    302,060
#*  IAMGOLD Corp.(2446646)............................ 1,043,656  1,519,779
    IGM Financial, Inc................................    70,508  1,807,368
*   IMAX Corp.........................................    97,375  3,024,468
#*  Imperial Metals Corp..............................    86,219    279,416
#   Imperial Oil, Ltd.(453038408).....................   210,937  6,456,782
    Imperial Oil, Ltd.(2454241).......................    38,803  1,189,656
*   Indigo Books & Music, Inc.........................     5,523     49,281
    Industrial Alliance Insurance & Financial
      Services, Inc...................................   239,122  7,099,068
    Innergex Renewable Energy, Inc....................   291,886  2,441,933
    Intact Financial Corp.............................    91,312  5,475,200
#   Inter Pipeline, Ltd...............................   131,048  2,123,485
*   Interfor Corp.....................................   221,492  1,715,460
    Intertape Polymer Group, Inc......................   105,984  1,225,598
#*  Ithaca Energy, Inc................................ 2,041,344    619,296
*   Ivanhoe Mines, Ltd. Class A.......................    73,000     35,434
    Jean Coutu Group PJC, Inc. (The) Class A..........    95,900  1,347,899
    Just Energy Group, Inc.(B693818)..................     6,432     42,773
#   Just Energy Group, Inc.(B63MCN1)..................   242,145  1,609,230
#   K-Bro Linen, Inc..................................     9,007    322,886
#*  Katanga Mining, Ltd...............................   424,231     51,481
#*  Kelt Exploration, Ltd.............................    71,187    197,163
    Keyera Corp.......................................   135,304  3,708,811
    Killam Apartment Real Estate Investment Trust.....   155,368  1,206,656
*   Kingsway Financial Services, Inc..................    15,975     67,166
*   Kinross Gold Corp.(496902404).....................    52,598     86,261

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
*   Kinross Gold Corp.(B03Z841)....................... 2,630,110 $ 4,336,894
#*  Kirkland Lake Gold, Inc...........................   253,367     902,492
*   Klondex Mines, Ltd................................   115,935     240,824
*   Knight Therapeutics, Inc..........................    42,340     204,613
#   Labrador Iron Ore Royalty Corp....................   119,242     755,849
#*  Lake Shore Gold Corp.............................. 1,777,090   1,611,039
    Laurentian Bank of Canada.........................   139,541   4,751,307
    Leon's Furniture, Ltd.............................    44,808     444,274
#*  Lightstream Resources, Ltd........................ 1,173,135     284,721
    Linamar Corp......................................   106,972   4,171,519
#   Liquor Stores N.A., Ltd...........................    95,836     508,973
    Loblaw Cos., Ltd..................................    97,938   4,599,413
#   Long Run Exploration, Ltd.........................   473,627     108,188
    Lucara Diamond Corp...............................   961,871   1,579,201
*   Lundin Mining Corp................................ 1,556,153   3,854,558
    MacDonald Dettwiler & Associates, Ltd.............    49,106   3,051,379
    Magellan Aerospace Corp...........................    43,727     446,353
    Magna International, Inc..........................   310,950  10,803,010
#*  Mainstreet Equity Corp............................    10,679     230,976
    Major Drilling Group International, Inc...........   250,468     954,743
#   Mandalay Resources Corp...........................   827,795     460,904
#   Manitoba Telecom Services, Inc....................    93,164   2,007,059
    Manulife Financial Corp.(56501R106)...............   696,767   9,657,191
    Manulife Financial Corp.(2492519).................   537,959   7,476,666
    Maple Leaf Foods, Inc.............................   278,143   4,530,818
    Martinrea International, Inc......................   438,460   2,957,704
*   Maxim Power Corp..................................    24,537      52,896
    McCoy Global, Inc.................................    29,306      43,931
    Mediagrif Interactive Technologies, Inc...........     1,100      11,998
#   Medical Facilities Corp...........................   115,934   1,154,457
*   MEG Energy Corp...................................   247,112   1,024,856
    Melcor Developments, Ltd..........................     2,962      29,580
*   Mercator Minerals, Ltd............................   131,933          --
*   Merus Labs International, Inc.....................    74,476     108,984
    Methanex Corp.(59151K108).........................    81,447   2,159,974
    Methanex Corp.(2654416)...........................   123,400   3,289,140
    Metro, Inc........................................   429,261  12,688,770
*   Mitel Networks Corp...............................   223,667   1,631,717
    Morneau Shepell, Inc..............................   108,033   1,128,991
    MTY Food Group, Inc...............................    19,978     440,660
#   Mullen Group, Ltd.................................   294,145   3,153,728
    National Bank of Canada...........................   424,565  12,113,543
    Nevsun Resources, Ltd.............................   674,370   1,834,071
    New Flyer Industries, Inc.........................   122,224   2,327,744
*   New Gold, Inc.....................................   954,854   2,351,521
    Newalta Corp......................................   171,768     345,768
*   Newmarket Gold, Inc...............................     7,882       8,552
    Norbord, Inc......................................    70,792   1,236,041
    North American Energy Partners, Inc.(B1HTYS2).....    17,176      28,935
    North American Energy Partners, Inc.(656844107)...     6,310      10,601
    North West Co., Inc. (The)........................    93,492   2,037,484
#   Northland Power, Inc..............................   180,733   2,507,995
#*  Novagold Resources, Inc...........................    99,490     419,010

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
*   NuVista Energy, Ltd...............................   901,179 $2,894,786
    OceanaGold Corp................................... 1,967,102  4,058,052
    Onex Corp.........................................    74,587  4,457,970
    Open Text Corp....................................    95,000  4,647,941
*   Orbite Technologies, Inc..........................   142,000     32,436
    Osisko Gold Royalties, Ltd........................   173,693  1,765,570
*   Ovivo, Inc. Class A...............................    12,023     17,851
#   Pacific Exploration and Production Corp...........   953,462    551,291
#*  Painted Pony Petroleum, Ltd.......................   322,891    968,051
#   Pan American Silver Corp.(697900108)..............   324,536  2,148,428
    Pan American Silver Corp.(2669272)................   266,403  1,768,542
#*  Paramount Resources, Ltd. Class A.................    36,466    119,739
*   Parex Resources, Inc..............................   362,914  2,391,103
#   Parkland Fuel Corp................................   144,611  2,291,644
    Pason Systems, Inc................................   138,833  1,776,912
    Pembina Pipeline Corp.(B4PPQG5)...................    17,562    399,360
    Pembina Pipeline Corp.(B4PT2P8)...................    81,679  1,856,422
#   Pengrowth Energy Corp............................. 3,418,748  2,855,261
    Penn West Petroleum, Ltd.(707887105)..............   156,120    114,748
#   Penn West Petroleum, Ltd.(B63FY34)................   626,348    451,575
*   Performance Sports Group, Ltd.....................    32,794    234,092
    Perpetual Energy, Inc.............................   731,179     26,097
#   Peyto Exploration & Development Corp..............   170,048  3,657,319
#   PHX Energy Services Corp..........................    88,342     94,591
#   Pizza Pizza Royalty Corp..........................    27,925    252,360
#*  Points International, Ltd.........................     6,420     49,723
*   Polaris Materials Corp............................     7,200      6,861
    Potash Corp. of Saskatchewan, Inc.(73755L107).....   503,170  8,201,671
    Potash Corp. of Saskatchewan, Inc.(2696980).......    74,800  1,219,525
    Precision Drilling Corp.(74022D308)...............   455,094  1,547,320
    Precision Drilling Corp.(B5YPLH9).................   704,854  2,399,995
    Premium Brands Holdings Corp......................    42,189  1,264,857
*   Pretium Resources, Inc............................   193,104    822,922
*   Primero Mining Corp.(74164W106)...................    81,988    204,970
#*  Primero Mining Corp.(B4Z8FV2).....................   550,381  1,371,139
    Progressive Waste Solutions, Ltd.(74339G101)......    80,623  2,271,150
    Progressive Waste Solutions, Ltd.(B3DJGB7)........   155,666  4,376,960
#   Pulse Seismic, Inc................................   120,926    196,810
#*  QLT, Inc..........................................    59,679    149,741
    Quebecor, Inc. Class B............................   116,100  2,942,073
*   Questerre Energy Corp. Class A....................    81,025     10,122
#*  Redknee Solutions, Inc............................   110,973    217,050
    Reitmans Canada, Ltd. Class A.....................   142,918    408,075
    Richelieu Hardware, Ltd...........................    24,435  1,179,801
*   Richmont Mines, Inc...............................   162,101    583,189
    Ritchie Bros Auctioneers, Inc.(767744105).........    28,729    657,320
    Ritchie Bros Auctioneers, Inc.(2345390)...........    60,100  1,371,974
#*  RMP Energy, Inc...................................   362,625    393,454
*   Rock Energy, Inc..................................   118,342    106,439
#   Rocky Mountain Dealerships, Inc...................    43,023    199,007
    Rogers Communications, Inc. Class B(775109200)....    34,327  1,173,640
    Rogers Communications, Inc. Class B(2169051)......    36,400  1,246,419
#   Rogers Sugar, Inc.................................   270,926    808,388

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    RONA, Inc.........................................   440,634 $ 3,868,797
    Royal Bank of Canada(780087102)...................   424,764  21,764,907
    Royal Bank of Canada(2754383).....................   304,065  15,746,960
#   Russel Metals, Inc................................   240,460   2,698,288
*   Sabina Gold & Silver Corp.........................    27,420      12,723
#*  Sandstorm Gold, Ltd...............................   272,212     619,856
#   Sandvine Corp.....................................   373,987     929,028
    Saputo, Inc.......................................   140,084   3,439,853
#   Savanna Energy Services Corp......................   554,975     471,426
#*  Sears Canada, Inc.................................    15,055      66,092
#   Secure Energy Services, Inc.......................   224,801   1,201,913
*   SEMAFO, Inc.......................................   992,628   2,479,976
    Shaw Communications, Inc. Class B(82028K200)......   257,261   4,445,470
#   Shaw Communications, Inc. Class B(2801836)........    75,902   1,313,886
    ShawCor, Ltd......................................   114,280   2,467,678
#   Sherritt International Corp....................... 1,824,664     911,746
    Sienna Senior Living, Inc.........................   100,173   1,144,099
#*  Sierra Wireless, Inc.(826516106)..................    23,228     347,026
*   Sierra Wireless, Inc.(2418968)....................    49,826     742,997
*   Silver Standard Resources, Inc.(82823L106)........    56,373     245,786
#*  Silver Standard Resources, Inc.(2218458)..........   244,298   1,063,757
    Silver Wheaton Corp.(828336107)...................   103,338   1,215,255
    Silver Wheaton Corp.(B058ZX6).....................   202,042   2,381,122
    SNC-Lavalin Group, Inc............................   342,254   9,784,619
*   Solium Capital, Inc...............................    16,806      77,858
#*  Southern Pacific Resource Corp....................   665,787          67
#*  Sprott Resource Corp..............................    29,662       8,893
#   Sprott, Inc.......................................   498,914     683,785
*   St Andrew Goldfields, Ltd.........................    98,808      31,739
    Stantec, Inc.(85472N109)..........................    34,562     841,239
    Stantec, Inc.(2854238)............................   112,330   2,737,487
    Stella-Jones, Inc.................................    43,482   1,313,865
#*  Stornoway Diamond Corp............................    38,291      19,407
    Strad Energy Services, Ltd........................     1,000       1,263
*   Street Capital Group, Inc.........................    32,800      29,033
    Stuart Olson, Inc.................................    74,301     290,118
#   Student Transportation, Inc.......................   224,123     791,926
    Sun Life Financial, Inc.(866796105)...............     8,848     252,168
    Sun Life Financial, Inc.(2566124).................   282,326   8,097,551
    Suncor Energy, Inc.(867224107)....................   943,581  22,221,333
    Suncor Energy, Inc.(B3NB1P2)......................   706,829  16,741,085
*   SunOpta, Inc.(8676EP108)..........................   108,217     640,645
*   SunOpta, Inc.(2817510)............................    73,287     434,208
#   Superior Plus Corp................................   407,089   3,030,865
#   Surge Energy, Inc.................................   919,004   1,449,781
*   TAG Oil, Ltd......................................    16,570       6,860
    Tahoe Resources, Inc..............................   258,595   2,004,111
*   Taseko Mines, Ltd.................................   404,489     153,030
    Teck Resources, Ltd. Class B(878742204)...........   296,259   1,105,046
#   Teck Resources, Ltd. Class B(2879327).............   209,473     782,029
    TELUS Corp........................................    87,440   2,432,391
#*  Tembec, Inc.......................................   128,010      84,981
#*  Teranga Gold Corp.(B5TDK82).......................   885,399     252,809

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
#*  Teranga Gold Corp.(B4L8QT1).......................    41,624 $    12,151
*   Theratechnologies, Inc............................    35,700      39,500
#*  Thompson Creek Metals Co., Inc.................... 1,289,632     202,526
#   Thomson Reuters Corp..............................   154,878   5,793,138
*   Timminco, Ltd.....................................    17,306          15
#*  Timmins Gold Corp................................. 1,707,071     231,525
    TMX Group, Ltd....................................    40,652   1,179,892
    TORC Oil & Gas, Ltd...............................   585,484   2,265,203
#*  Torex Gold Resources, Inc.........................   125,800     113,147
    Toromont Industries, Ltd..........................   136,995   2,783,124
    Toronto-Dominion Bank (The)(891160509)............   140,552   5,318,488
    Toronto-Dominion Bank (The)(2897222)..............   680,144  25,804,592
    Torstar Corp. Class B.............................   361,870     604,451
    Total Energy Services, Inc........................    96,146     984,863
*   Tourmaline Oil Corp...............................   337,507   6,728,939
    TransAlta Corp.(89346D107)........................   421,210   1,470,023
    TransAlta Corp.(2901628)..........................   389,655   1,368,479
#   TransAlta Renewables, Inc.........................    98,341     700,580
    TransCanada Corp.(89353D107)......................    93,059   3,216,119
    TransCanada Corp.(2665184)........................   224,870   7,809,212
    Transcontinental, Inc. Class A....................   232,818   3,064,576
    TransForce, Inc...................................   288,306   4,321,812
    TransGlobe Energy Corp.(893662106)................    30,106      43,353
#   TransGlobe Energy Corp.(2470548)..................   334,147     477,046
#*  Trican Well Service, Ltd..........................   407,592     491,706
#*  Trilogy Energy Corp...............................    80,593     203,654
    Trinidad Drilling, Ltd............................ 1,332,919   1,864,887
*   Turquoise Hill Resources, Ltd.(900435108).........   263,904     543,642
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)...........   579,835   1,212,732
*   TVA Group, Inc. Class B...........................     4,447      14,285
#   Twin Butte Energy, Ltd............................   980,309      52,483
    Uni-Select, Inc...................................    36,761   1,590,204
#*  Valeant Pharmaceuticals International,
      Inc.(91911K102).................................    30,672   2,767,228
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................    41,511   3,822,485
#   Valener, Inc......................................    82,063   1,124,712
#   Veresen, Inc......................................   446,394   2,542,811
    Vermilion Energy, Inc.(923725105).................    74,042   1,982,104
#   Vermilion Energy, Inc.(B607XS1)...................    42,561   1,138,079
#   Wajax Corp........................................    70,703     786,823
*   Wesdome Gold Mines, Ltd...........................   118,051     112,076
    West Fraser Timber Co., Ltd.......................   141,329   4,857,585
    Western Energy Services Corp......................   420,557   1,116,762
#   Western Forest Products, Inc...................... 1,322,093   1,972,428
    Westjet Airlines, Ltd.............................    37,767     510,066
#   Westshore Terminals Investment Corp...............   108,866   1,018,797
    Whistler Blackcomb Holdings, Inc..................    87,165   1,393,122
#   Whitecap Resources, Inc...........................   772,151   4,222,056
#   Wi-Lan, Inc.......................................   435,458     478,696
    Winpak, Ltd.......................................    40,287   1,288,068
    WSP Global, Inc...................................   161,482   4,640,778
*   Xtreme Drilling & Coil Services Corp..............   285,058     339,815
    Yamana Gold, Inc.(98462Y100)......................   135,431     230,233
    Yamana Gold, Inc.(2219279)........................   777,391   1,337,363

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
*   Yellow Pages, Ltd.................................     30,778 $    349,326
    ZCL Composites, Inc...............................     19,296       98,071
                                                                  ------------
TOTAL CANADA..........................................             983,192,935
                                                                  ------------
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.........  9,440,000      152,346
*   Hanfeng Evergreen, Inc............................     42,625        3,937
#*  HNA International Investment Holdings, Ltd........ 12,549,600      535,464
    Nexteer Automotive Group, Ltd.....................    387,000      401,683
    Zhuhai Holdings Investment Group, Ltd.............    294,000       47,647
                                                                  ------------
TOTAL CHINA...........................................               1,141,077
                                                                  ------------
DENMARK -- (1.8%)
    ALK-Abello A.S....................................     14,433    1,996,889
    Alm Brand A.S.....................................    310,581    2,080,422
#   Ambu A.S. Class B.................................     56,480    1,752,757
    AP Moeller - Maersk A.S. Class A..................      2,225    2,812,328
    AP Moeller - Maersk A.S. Class B..................      4,369    5,621,255
*   Bang & Olufsen A.S................................    135,053    1,424,615
*   Bavarian Nordic A.S...............................     60,594    2,541,330
*   BoConcept Holding A.S. Class B....................        265       16,719
    Brodrene Hartmann A.S.............................      2,587      100,252
    Carlsberg A.S. Class B............................     90,463    7,626,713
    Chr Hansen Holding A.S............................    206,213   12,625,819
    Coloplast A.S. Class B............................     39,319    3,228,023
#*  D/S Norden A.S....................................    112,943    1,505,795
    Danske Bank A.S...................................    292,702    7,877,036
    DFDS A.S..........................................     97,692    3,466,803
    Djurslands Bank A.S...............................      1,040       35,935
    DSV A.S...........................................    502,853   19,569,219
#   FLSmidth & Co. A.S................................    149,866    5,256,078
    Fluegger A.S. Class B.............................        350       17,471
*   Genmab A.S........................................     72,167    9,062,504
    GN Store Nord A.S.................................    415,344    7,775,759
    Gronlandsbanken A.S...............................         33        3,063
#*  H Lundbeck A.S....................................    124,914    4,057,282
*   H+H International A.S. Class B....................     54,104      654,055
    Harboes Bryggeri A.S. Class B.....................      2,462       41,148
    IC Group A.S......................................     22,868      737,402
    ISS A.S...........................................    104,907    3,708,802
*   Jeudan A.S........................................      2,094      226,387
*   Jyske Bank A.S....................................    171,417    7,527,120
    Matas A.S.........................................      7,608      143,773
    NKT Holding A.S...................................     85,375    4,745,981
#   Nordjyske Bank A.S................................      6,010       91,084
#   Novo Nordisk A.S. Class B.........................    393,940   22,008,800
#   Novo Nordisk A.S. Sponsored ADR...................    199,371   11,138,858
    Novozymes A.S. Class B............................    282,857   11,806,221
    Pandora A.S.......................................    170,740   22,842,535
*   Parken Sport & Entertainment A.S..................      5,510       46,008
    PER Aarsleff A.S. Class B.........................      5,308    1,627,461
    Ringkjoebing Landbobank A.S.......................      6,273    1,304,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
DENMARK -- (Continued)
    Rockwool International A.S. Class A...............        55 $      8,183
    Rockwool International A.S. Class B...............    21,764    3,297,217
    Royal Unibrew A.S.................................   114,869    4,816,287
    RTX A.S...........................................    21,441      246,338
*   Santa Fe Group A.S................................    76,765      727,480
    Schouw & Co.......................................    53,538    3,163,040
    SimCorp A.S.......................................    92,068    4,517,193
    Solar A.S. Class B................................    16,707      943,884
    Spar Nord Bank A.S................................   101,781      837,602
    Sydbank A.S.......................................   249,471    7,284,497
    TDC A.S........................................... 1,850,682    7,947,652
    Tivoli A.S........................................        90       47,716
*   TK Development A.S................................   332,658      348,093
*   Topdanmark A.S....................................   225,132    5,721,236
    Tryg A.S..........................................   175,959    3,364,528
    United International Enterprises..................     2,806      404,056
    Vestas Wind Systems A.S...........................   303,349   19,849,428
*   Vestjysk Bank A.S.................................    23,224       26,632
*   William Demant Holding A.S........................    61,203    5,395,096
#*  Zealand Pharma A.S................................    25,450      470,913
                                                                 ------------
TOTAL DENMARK.........................................            258,521,328
                                                                 ------------
FINLAND -- (1.7%)
    Ahlstrom Oyj......................................    23,261      189,404
    Alandsbanken Abp Class B..........................     1,250       20,725
    Alma Media Oyj....................................    25,653       94,611
    Amer Sports Oyj...................................   355,507    9,730,725
    Apetit Oyj........................................     1,800       24,416
    Aspo Oyj..........................................     9,835       74,210
    Atria Oyj.........................................    25,721      248,523
#   BasWare Oyj.......................................     6,855      241,691
*   Biotie Therapies Oyj..............................   600,813      186,181
#   Bittium Oyj.......................................     7,904       53,636
    Cargotec Oyj Class B..............................   127,579    4,066,872
    Caverion Corp.....................................   150,517    1,434,165
    Citycon Oyj.......................................   933,028    2,226,672
    Comptel Oyj.......................................   119,382      187,797
    Cramo Oyj.........................................    67,069    1,289,941
    Digia Oyj.........................................    10,944       82,877
    Elisa Oyj.........................................   251,858    9,122,083
    F-Secure Oyj......................................   137,763      376,523
*   Finnair Oyj.......................................   275,357    1,476,011
    Fiskars Oyj Abp...................................    54,108    1,047,741
    Fortum Oyj........................................   789,181   12,409,445
    HKScan Oyj Class A................................   154,963      591,337
    Huhtamaki Oyj.....................................   336,825   11,906,607
    Ilkka-Yhtyma Oyj..................................    29,672       64,841
    Kemira Oyj........................................   371,993    4,214,383
    Kesko Oyj Class A.................................     4,921      186,039
    Kesko Oyj Class B.................................   214,811    8,618,278
    Kone Oyj Class B..................................   181,078    7,959,125
#   Konecranes Oyj....................................   139,643    3,099,004
    Lassila & Tikanoja Oyj............................    99,719    1,872,490

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FINLAND -- (Continued)
*   Lemminkainen Oyj..................................    23,812 $    335,256
    Metsa Board Oyj...................................   623,452    4,169,287
    Metso Oyj.........................................   212,153    4,377,574
    Metso Oyj Sponsored ADR...........................    40,984      211,068
#   Munksjo Oyj.......................................    11,852      101,831
    Neste Oyj.........................................   398,491   12,484,449
#   Nokia Oyj(5946455)................................ 1,186,596    8,483,903
    Nokia Oyj(5902941)................................ 3,284,212   23,657,697
#   Nokia Oyj Sponsored ADR...........................   749,607    5,397,169
    Nokian Renkaat Oyj................................   337,513   11,475,513
    Okmetic Oyj.......................................    21,251      156,096
    Olvi Oyj Class A..................................    14,909      359,693
*   Oriola-KD Oyj Class A.............................     1,000        4,423
*   Oriola-KD Oyj Class B.............................   264,984    1,204,334
    Orion Oyj Class A.................................    33,141    1,070,248
    Orion Oyj Class B.................................   164,975    5,442,887
#*  Outokumpu Oyj.....................................   510,536    1,255,117
#   Outotec Oyj.......................................   540,041    2,121,910
#   PKC Group Oyj.....................................    48,322      750,368
    Ponsse Oy.........................................    48,669      958,849
*   Poyry Oyj.........................................    26,849      101,825
    Raisio Oyj Class V................................   329,232    1,470,145
    Ramirent Oyj......................................   232,877    1,556,682
    Rapala VMC Oyj....................................    14,912       73,384
    Revenio Group Oyj.................................     2,718       82,252
    Saga Furs Oyj.....................................     3,026       48,953
    Sampo Oyj Class A.................................   307,707   14,900,484
    Sanoma Oyj........................................   431,338    1,992,796
    Sponda Oyj........................................   115,890      474,017
*   Stockmann Oyj Abp.................................     8,998       68,638
#*  Stockmann Oyj Abp Class B.........................   103,457      794,822
    Stora Enso Oyj Class R............................ 1,750,559   14,266,611
    Stora Enso Oyj Sponsored ADR......................   102,498      833,309
*   Talvivaara Mining Co. P.L.C.......................   676,382        4,177
    Technopolis Oyj...................................   227,110      897,174
    Teleste Oyj.......................................    11,235      105,724
    Tieto Oyj.........................................   242,408    6,526,320
    Tikkurila Oyj.....................................    79,017    1,340,151
    UPM-Kymmene Oyj................................... 1,383,852   22,552,387
    UPM-Kymmene Oyj Sponsored ADR.....................    76,179    1,244,003
    Uponor Oyj........................................    94,718    1,457,279
    Vaisala Oyj Class A...............................     6,593      170,527
    Valmet Oyj........................................   173,606    1,725,956
    Wartsila Oyj Abp..................................   183,523    8,243,374
#   YIT Oyj...........................................   389,612    2,075,687
                                                                 ------------
TOTAL FINLAND.........................................            250,120,702
                                                                 ------------
FRANCE -- (6.8%)
    ABC Arbitrage.....................................    12,414       67,107
    Accor SA..........................................   228,712    8,686,085
    Actia Group.......................................    31,411      194,555
    Aeroports de Paris................................    19,931    2,257,784
*   Air France-KLM....................................   298,142    2,394,020

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    Air Liquide SA....................................    68,495 $ 7,083,007
    Airbus Group SE...................................   140,258   8,821,675
    Akka Technologies.................................    14,405     414,384
    Albioma SA........................................    61,179     860,759
#*  Alstom SA.........................................   220,992   5,930,025
    Altamir...........................................    24,933     271,750
    Alten SA..........................................    71,729   4,037,470
    Altran Technologies SA............................   327,942   4,141,425
    April SA..........................................    24,454     324,840
#*  Archos............................................    27,729      38,964
    Arkema SA.........................................   130,089   8,125,476
    Assystem..........................................    23,741     576,258
    Atos SE...........................................   224,779  17,769,577
    Aubay.............................................    12,348     266,843
    AXA SA............................................   761,074  18,808,215
    AXA SA Sponsored ADR..............................   404,668   9,954,833
    Axway Software SA.................................    13,963     352,529
#   Beneteau SA.......................................    50,383     612,097
    BioMerieux........................................    29,608   3,723,420
    BNP Paribas SA....................................   474,135  22,460,630
    Boiron SA.........................................    14,943   1,126,560
#*  Bollore SA(BZ0G303)...............................     7,146      28,363
    Bollore SA(4572709)............................... 1,554,060   6,272,075
    Bonduelle SCA.....................................    38,016     988,207
#   Bourbon SA........................................     1,349      17,572
    Bouygues SA.......................................   318,417  12,464,154
    Bureau Veritas SA.................................   225,236   4,290,873
    Burelle SA........................................       100      86,068
    Cap Gemini SA.....................................   194,858  17,806,268
#   Carrefour SA......................................   534,729  15,218,816
#   Casino Guichard Perrachon SA......................   123,225   5,585,658
    Catering International Services...................     1,341      20,235
*   Cegedim SA........................................     6,183     184,663
    Cegid Group SA....................................    19,344   1,049,938
#*  CGG SA............................................   744,417     624,653
#   CGG SA Sponsored ADR..............................   120,793     119,585
    Chargeurs SA......................................    94,827     871,942
    Christian Dior SE.................................    21,137   3,574,828
    Cie de Saint-Gobain...............................   768,958  31,692,033
    Cie des Alpes.....................................     6,988     106,499
    Cie Generale des Etablissements Michelin..........   314,958  28,734,669
    CNP Assurances....................................   208,409   2,786,950
    Credit Agricole SA................................   739,191   7,376,435
    Danone SA.........................................   157,853  10,872,181
    Danone SA Sponsored ADR...........................    35,465     490,481
    Dassault Systemes.................................    20,388   1,575,860
    Dassault Systemes ADR.............................    10,986     846,900
*   Derichebourg SA...................................   332,746   1,054,262
    Devoteam SA.......................................     7,790     288,661
    Edenred...........................................   327,024   6,152,893
    Eiffage SA........................................   162,801  11,180,641
#   Electricite de France SA..........................   339,623   4,441,079
    Electricite de Strasbourg SA......................       606      65,599

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    Elior.............................................    35,737 $   718,023
    Engie SA.......................................... 2,052,295  32,745,535
#*  Eramet............................................    13,827     300,530
    Essilor International SA..........................   112,316  13,934,129
*   Esso SA Francaise.................................     6,818     325,329
#*  Etablissements Maurel et Prom.....................   287,429     857,798
    Euler Hermes Group................................    29,543   2,526,299
    Eurofins Scientific SE............................    13,901   4,560,420
    Euronext NV.......................................    10,820     524,515
    Eutelsat Communications SA........................   339,733  10,979,990
    Exel Industries Class A...........................     1,907     145,002
    Faiveley Transport SA.............................    11,438   1,140,441
    Faurecia..........................................   217,734   7,908,974
    Fimalac...........................................     7,508     626,789
    Fleury Michon SA..................................     2,837     189,194
*   Futuren SA........................................   116,506      64,560
#*  GameLoft SE.......................................   161,684     887,397
    Gaumont SA........................................       768      45,582
    Gaztransport Et Technigaz SA......................    22,207     830,371
    GEA...............................................        98       7,856
*   GECI International................................    20,581          --
    GL Events.........................................    26,874     469,188
#   Groupe Crit.......................................    14,712     799,862
    Groupe Eurotunnel SE..............................   829,659   9,533,858
*   Groupe Flo........................................    10,366      21,274
*   Groupe Fnac SA....................................    16,487     945,667
#   Groupe Gorge......................................    12,636     310,097
    Groupe Open.......................................     2,036      34,354
    Guerbet...........................................    19,593   1,607,161
    Haulotte Group SA.................................    29,653     444,732
    Havas SA..........................................    68,448     545,405
    Herige SADCS......................................       811      16,710
#   Hermes International..............................     6,014   2,046,043
*   Hipay Group SA....................................     7,567      69,796
*   ID Logistics Group................................       388      44,173
    Iliad SA..........................................    12,885   3,231,018
    Imerys SA.........................................    67,560   4,180,990
    Ingenico Group SA.................................    56,510   6,670,726
    Interparfums SA...................................    16,491     397,763
    Ipsen SA..........................................    55,079   3,174,731
    IPSOS.............................................    89,389   1,833,083
    Jacquet Metal Service.............................    45,451     615,546
    JCDecaux SA.......................................    78,171   3,078,073
#   Kering............................................    72,223  12,171,203
    Korian SA.........................................    90,080   3,048,353
    L'Oreal SA........................................    40,803   6,974,240
    Lagardere SCA.....................................   380,135  10,802,599
    Laurent-Perrier...................................     2,478     219,417
*   Le Noble Age......................................    14,251     369,531
    Lectra............................................    36,667     469,376
    Legrand SA........................................   123,093   6,780,029
    Linedata Services.................................       344      12,091
    LISI..............................................    42,450   1,039,994

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    LVMH Moet Hennessy Louis Vuitton SE...............    90,890 $14,619,335
    Maisons France Confort SA.........................     3,427     146,689
    Manitou BF SA.....................................    21,070     376,282
    Manutan International.............................     2,179     121,012
    Mersen............................................    35,016     508,269
#*  METabolic EXplorer SA.............................    71,826     168,855
    Metropole Television SA...........................   102,471   1,633,660
    MGI Coutier.......................................    36,251     660,597
    Mr Bricolage......................................     8,989     122,220
    Natixis SA........................................   896,532   4,386,357
#*  Naturex...........................................    17,508   1,364,221
#   Neopost SA........................................    91,828   2,197,675
*   Nexans SA.........................................   127,563   4,884,892
    Nexity SA.........................................   101,901   4,612,053
#*  Nicox.............................................     8,111      66,517
*   NRJ Group.........................................    61,506     644,938
    Numericable-SFR SAS...............................    19,325     767,286
#   Oeneo SA..........................................    15,082     115,901
#*  Onxeo SA(BPFJVR0).................................    12,362      46,662
#*  Onxeo SA(B04P0G6).................................     8,255      30,803
    Orange SA......................................... 2,005,464  35,608,303
    Orange SA Sponsored ADR...........................   206,198   3,643,519
    Orpea.............................................    64,312   5,090,885
#*  Parrot SA.........................................    24,069     539,278
    Pernod Ricard SA..................................    79,048   9,251,261
*   Peugeot SA........................................   936,816  13,930,225
*   Pierre & Vacances SA..............................    10,724     335,781
    Plastic Omnium SA.................................   170,671   5,572,712
#   Plastivaloire.....................................     1,746     123,132
    Publicis Groupe SA................................    72,024   4,320,382
    Publicis Groupe SA ADR............................    97,524   1,461,885
#   Rallye SA.........................................    81,815   1,252,153
#*  Recylex SA........................................    20,977      57,375
    Renault SA........................................   197,262  16,738,254
    Rexel SA..........................................   753,275   8,920,809
    Robertet SA.......................................       752     195,773
    Rothschild & Co...................................     1,187      27,444
    Rubis SCA.........................................    71,033   5,314,457
    Safran SA.........................................   101,542   6,578,143
    Saft Groupe SA....................................    81,888   2,140,460
    Samse SA..........................................       546      66,254
    Sanofi............................................   246,361  20,487,544
    Sanofi ADR........................................   499,567  20,801,970
    Sartorius Stedim Biotech..........................     6,350   2,315,816
    Savencia SA.......................................     8,713     552,282
    Schneider Electric SE(B11BPS1)....................    19,869   1,058,833
    Schneider Electric SE(4834108)....................   246,960  13,176,736
    SCOR SE...........................................   387,632  13,512,168
    SEB SA............................................    68,511   6,688,836
    Seche Environnement SA............................     3,292      87,386
#*  Sequana SA........................................   217,310     745,819
    SES SA............................................   170,163   4,449,332
    Societe BIC SA....................................    25,758   4,195,110

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................     1,930 $    68,226
    Societe Generale SA...............................   484,646  18,488,076
#*  Societe Internationale de Plantations d'Heveas SA.     2,402      67,777
    Societe Marseillaise du Tunnel Prado-Carenage SA..     7,833     292,809
    Societe Television Francaise 1....................   293,412   3,299,786
    Sodexo............................................     8,908     870,048
#   Sodexo SA.........................................    40,119   3,929,193
    Sodexo SA Sponsored ADR...........................    19,000     371,260
#*  SOITEC............................................   526,078     308,242
#*  Solocal Group.....................................    70,703     478,573
    Somfy SA..........................................     1,257     428,670
    Sopra Steria Group................................    36,769   3,985,775
*   Spir Communication SA.............................     2,571      24,421
*   Stallergenes Greer P.L.C..........................     1,425      42,519
#*  Ste Industrielle d'Aviation Latecoere SA..........   167,692     660,939
    Stef SA...........................................    10,583     703,528
#   STMicroelectronics NV(2430025)....................   348,213   2,270,349
    STMicroelectronics NV(5962332).................... 1,097,828   7,172,208
*   Store Electronic..................................        16         311
    Suez Environnement Co.............................   334,295   6,196,991
    Sword Group.......................................    13,169     354,449
    Synergie SA.......................................    12,358     323,530
    Tarkett SA........................................     5,207     138,369
    Technicolor SA....................................   502,634   3,571,880
    Technicolor SA Sponsored ADR......................     4,360      31,261
    Technip SA........................................   225,572  10,510,425
#   Technip SA ADR....................................   101,667   1,199,671
    Teleperformance...................................   176,406  14,697,317
    Tessi SA..........................................     1,841     267,555
    Thales SA.........................................    77,008   5,861,446
    Thermador Groupe..................................       672      63,070
    Total Gabon.......................................       203      29,585
#   Total SA.......................................... 1,852,824  82,304,108
#   Total SA Sponsored ADR............................   576,935  25,569,759
*   Touax SA..........................................       718       6,841
#*  Transgene SA......................................     1,596       5,849
    Trigano SA........................................    20,184   1,274,558
*   UBISOFT Entertainment.............................   363,647   9,988,566
    Union Financiere de France BQE SA.................     1,141      28,844
    Valeo SA..........................................    89,802  11,668,717
#   Vallourec SA......................................   210,207     922,255
#*  Valneva SE........................................   125,203     442,498
    Veolia Environnement SA...........................   345,913   8,339,653
    Veolia Environnement SA ADR.......................    45,884   1,099,839
    Vicat SA..........................................    20,730   1,119,867
    VIEL & Cie SA.....................................    50,850     182,094
#   Vilmorin & Cie SA.................................    11,963     845,720
    Vinci SA..........................................   264,448  17,915,614
    Virbac SA.........................................     5,933   1,089,946
#   Vivendi SA........................................   928,528  20,186,277
    Vranken-Pommery Monopole SA.......................     3,897     100,007
*   Worldline SA......................................    19,697     465,611

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FRANCE -- (Continued)
#   Zodiac Aerospace..................................   227,337 $  4,740,660
                                                                 ------------
TOTAL FRANCE..........................................            989,165,229
                                                                 ------------
GERMANY -- (6.4%)
    Aareal Bank AG....................................   228,151    6,243,516
    Adidas AG.........................................   191,209   19,689,296
    Adler Modemaerkte AG..............................    37,386      371,412
*   ADVA Optical Networking SE........................   130,435    1,231,443
*   Air Berlin P.L.C..................................    43,168       42,415
#*  AIXTRON SE........................................   158,942      575,064
    All for One Steeb AG..............................       135       10,022
    Allgeier SE.......................................     1,954       33,162
    Allianz SE........................................   145,801   23,595,897
    Allianz SE Sponsored ADR..........................   829,638   13,440,136
    Amadeus Fire AG...................................     9,705      698,628
*   AS Creation Tapeten...............................       906       28,314
    Atoss Software AG.................................       290       20,153
    Aurubis AG........................................   121,703    4,961,874
    Axel Springer SE..................................    84,570    4,403,767
    Balda AG..........................................    22,210       60,065
    BASF SE...........................................   622,420   41,486,272
    BASF SE Sponsored ADR.............................    56,196    3,740,968
    Basler AG.........................................       276       15,262
    Bauer AG..........................................    32,336      495,501
    Bayer AG..........................................   178,636   20,104,806
    Bayer AG Sponsored ADR............................    10,327    1,160,548
    Bayerische Motoren Werke AG.......................   415,989   34,645,670
#   BayWa AG..........................................    43,484    1,273,471
    Bechtle AG........................................    34,839    3,075,727
    Beiersdorf AG.....................................    35,671    3,292,217
#   Bertrandt AG......................................     9,550    1,057,085
    Bijou Brigitte AG.................................     5,916      358,635
#   Bilfinger SE......................................   105,520    4,657,776
#   Biotest AG........................................    13,167      215,806
    Borussia Dortmund GmbH & Co. KGaA.................   358,593    1,532,444
    BRAAS Monier Building Group SA....................       782       19,154
    Brenntag AG.......................................   151,874    7,452,107
    CANCOM SE.........................................    24,772    1,094,055
    Carl Zeiss Meditec AG.............................    51,380    1,518,827
    CENIT AG..........................................    22,785      471,549
    CENTROTEC Sustainable AG..........................    26,341      362,168
    Cewe Stiftung & Co. KGAA..........................    21,496    1,142,298
    Comdirect Bank AG.................................    68,262      749,973
*   Commerzbank AG....................................   949,367    7,715,018
    CompuGroup Medical AG.............................    55,902    2,248,268
*   Constantin Medien AG..............................    53,339      110,531
    Continental AG....................................    66,035   13,857,268
*   CropEnergies AG...................................    60,649      273,309
    CTS Eventim AG & Co. KGaA.........................    76,848    2,826,927
    Daimler AG........................................ 1,005,680   70,411,421
    Data Modul AG.....................................     2,305       93,610
*   DEAG Deutsche Entertainment AG....................     1,086        3,789
#   Delticom AG.......................................     8,371      164,491

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
GERMANY -- (Continued)
#   Deutsche Bank AG(D18190898).......................   271,302 $ 4,853,593
    Deutsche Bank AG(5750355).........................   280,029   5,018,388
    Deutsche Beteiligungs AG..........................     3,603     107,311
    Deutsche Boerse AG................................    87,885   7,499,452
    Deutsche EuroShop AG..............................    51,726   2,212,279
*   Deutsche Lufthansa AG.............................   827,269  12,130,789
    Deutsche Post AG..................................   561,484  13,608,580
    Deutsche Telekom AG............................... 2,503,149  43,586,996
#   Deutsche Telekom AG Sponsored ADR.................   512,237   8,923,169
*   Deutsche Wohnen AG................................   375,369   9,555,990
    Deutz AG..........................................   403,567   1,313,705
*   Dialog Semiconductor P.L.C........................   116,347   3,559,424
    DIC Asset AG......................................    74,140     720,388
    DMG Mori AG.......................................   101,441   4,055,496
    Dr Hoenle AG......................................     8,552     219,552
    Draegerwerk AG & Co. KGaA.........................     4,931     301,006
#   Drillisch AG......................................    74,609   3,069,798
    Duerr AG..........................................    43,079   2,917,072
    E.ON SE........................................... 1,889,080  19,357,045
#   E.ON SE Sponsored ADR.............................   185,817   1,902,766
    Eckert & Ziegler AG...............................     7,127     141,172
    Elmos Semiconductor AG............................    38,617     588,395
    ElringKlinger AG..................................   115,361   2,917,847
*   Euromicron AG.....................................    12,778      96,154
*   Evotec AG.........................................   150,502     562,576
    Fielmann AG.......................................    33,418   2,521,451
*   First Sensor AG...................................     8,351      99,059
    Francotyp-Postalia Holding AG Class A.............     7,041      33,628
    Fraport AG Frankfurt Airport Services Worldwide...   102,793   6,234,564
    Freenet AG........................................   299,957   9,328,029
    Fresenius Medical Care AG & Co. KGaA..............   168,664  14,979,177
#   Fresenius Medical Care AG & Co. KGaA ADR..........    51,339   2,284,072
    Fresenius SE & Co. KGaA...........................   594,150  39,426,503
    Fuchs Petrolub SE.................................    29,800   1,054,737
    GEA Group AG......................................   165,687   6,951,085
    Gerresheimer AG...................................   134,141   9,530,682
#   Gerry Weber International AG......................    33,916     453,436
#   Gesco AG..........................................     5,332     393,958
    GFK SE............................................    33,207   1,008,648
    GFT Technologies SE...............................    35,183   1,053,649
    Grammer AG........................................    51,206   1,504,698
    Grenkeleasing AG..................................     8,258   1,589,084
*   H&R AG............................................    25,966     249,516
    Hamburger Hafen und Logistik AG...................    97,371   1,353,171
    Hannover Rueck SE.................................    82,836   8,718,290
    HeidelbergCement AG...............................   129,092   9,509,327
#*  Heidelberger Druckmaschinen AG.................... 1,254,792   2,490,831
    Hella KGaA Hueck & Co.............................    14,163     591,679
    Henkel AG & Co. KGaA..............................    25,091   2,313,629
    Highlight Communications AG.......................    33,765     206,897
    Hochtief AG.......................................    70,173   6,445,208
    Homag Group AG....................................     1,142      44,332
    Hornbach Baumarkt AG..............................     9,773     271,800

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
    Hugo Boss AG......................................  68,665 $ 5,468,663
    Indus Holding AG..................................  51,220   2,339,276
#   Infineon Technologies AG.......................... 560,429   7,499,348
    Infineon Technologies AG ADR...................... 474,924   6,382,979
    Isra Vision AG....................................   8,666     567,438
    Jenoptik AG....................................... 145,155   1,956,546
    K+S AG............................................ 368,060   7,780,984
    Kabel Deutschland Holding AG......................   4,553     583,354
    KION Group AG..................................... 162,583   8,026,143
#   Kloeckner & Co. SE................................ 335,227   2,905,325
*   Koenig & Bauer AG.................................  24,767     753,311
#*  Kontron AG........................................ 152,618     549,912
    Krones AG.........................................  39,805   4,291,488
    KSB AG............................................     214      83,213
#   KUKA AG...........................................  43,689   3,358,850
    KWS Saat SE.......................................   4,159   1,157,768
    Lanxess AG........................................ 249,469  10,299,861
    LEG Immobilien AG................................. 100,924   8,192,231
    Leifheit AG.......................................   3,953     200,370
    Leoni AG.......................................... 110,869   3,871,245
    Linde AG.......................................... 109,174  14,855,866
#   LPKF Laser & Electronics AG.......................  34,998     257,158
    MAN SE............................................  32,329   3,266,626
#*  Manz AG...........................................   6,448     208,892
*   MasterFlex SE.....................................     338       2,124
*   Mediclin AG.......................................  12,692      60,172
#*  Medigene AG.......................................  24,743     209,213
    Merck KGaA........................................  68,420   5,957,503
#   Metro AG.......................................... 493,139  13,973,189
    MLP AG............................................  89,178     293,849
    MTU Aero Engines AG............................... 147,765  13,566,491
    Muenchener Rueckversicherungs-Gesellschaft AG.....  76,811  14,799,282
    MVV Energie AG....................................   2,957      70,336
    Nemetschek AG.....................................  35,841   1,645,098
    Nexus AG..........................................   3,969      75,190
*   Nordex SE......................................... 158,594   5,140,284
    Norma Group SE....................................  88,808   4,448,682
#   OHB SE............................................  20,092     433,797
    Osram Licht AG.................................... 189,364   8,454,434
#*  Paion AG..........................................  93,844     228,909
*   Patrizia Immobilien AG............................ 111,278   2,845,049
    Pfeiffer Vacuum Technology AG.....................  21,492   1,980,139
#   PNE Wind AG....................................... 202,392     409,681
    Progress-Werk Oberkirch AG........................   1,999      68,959
    ProSiebenSat.1 Media SE........................... 130,535   6,522,034
*   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie.........................   3,562      51,456
#   Puma SE...........................................   5,491   1,110,184
*   PVA TePla AG......................................   8,269      27,088
*   QIAGEN NV......................................... 436,028   9,960,856
#   QSC AG............................................ 302,267     488,878
#   R Stahl AG........................................   3,704     121,227
    Rational AG.......................................   4,926   2,209,089

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
GERMANY -- (Continued)
    Rheinmetall AG....................................   121,993 $ 8,716,386
    RHOEN-KLINIKUM AG.................................   136,854   3,974,342
#   RIB Software AG...................................     9,066      96,463
    RTL Group SA......................................    15,347   1,243,077
    RWE AG............................................   788,154  11,040,071
    S&T AG............................................     2,652      15,962
    SAF-Holland SA....................................   153,587   1,778,359
    Salzgitter AG.....................................   152,904   3,266,040
    SAP SE............................................   121,724   9,699,569
#   SAP SE Sponsored ADR..............................    52,887   4,220,383
    Schaltbau Holding AG..............................    14,987     829,241
#*  SGL Carbon SE.....................................    84,113     858,994
    SHW AG............................................    22,265     538,549
    Siemens AG........................................   165,914  15,902,813
    Siemens AG Sponsored ADR..........................   189,821  18,207,630
*   Singulus Technologies AG..........................    29,267       4,447
#   Sixt SE...........................................    47,435   2,202,474
#*  SKW Stahl-Metallurgie Holding AG..................    10,141      43,059
#*  SMA Solar Technology AG...........................    34,238   1,690,399
*   SMT Scharf AG.....................................     4,136      40,102
    Softing AG........................................     3,278      38,488
    Software AG.......................................   128,234   4,338,331
*   Solartech International Hldgs, Ltd................ 1,920,000      46,380
*   Solarworld AG.....................................       882       7,936
*   Stabilus SA.......................................       883      38,303
    Stada Arzneimittel AG.............................   221,362   7,669,009
    STRATEC Biomedical AG.............................     5,655     332,057
#   Stroeer SE........................................    48,107   2,831,069
    Suedzucker AG.....................................   290,364   4,392,164
*   Suess MicroTec AG.................................    84,686     819,751
    Surteco SE........................................     8,951     193,481
    Symrise AG........................................    98,151   6,365,018
#   TAG Immobilien AG.................................   280,688   3,304,326
#   Takkt AG..........................................   100,673   1,869,439
*   Talanx AG.........................................   118,236   3,416,297
    Technotrans AG....................................    15,375     297,716
    Telefonica Deutschland Holding AG................. 1,028,740   5,102,646
    ThyssenKrupp AG...................................   234,507   3,623,427
    TLG Immobilien AG.................................    10,450     199,406
#*  Tom Tailor Holding AG.............................    34,821     169,311
#*  Tomorrow Focus AG.................................    22,029      73,249
    United Internet AG................................   142,417   7,370,569
    VERBIO Vereinigte BioEnergie AG...................     8,058      51,130
    Volkswagen AG.....................................    34,479   4,525,977
    Vonovia SE........................................   171,589   5,229,826
*   Vossloh AG........................................    20,636   1,183,092
#   VTG AG............................................    38,114   1,087,545
#   Wacker Chemie AG..................................    53,855   3,941,973
    Wacker Neuson SE..................................    79,830   1,130,134
    Washtec AG........................................    50,600   1,500,791
*   Wincor Nixdorf AG.................................    84,324   4,275,742
#   Wirecard AG.......................................    33,121   1,674,956
    XING AG...........................................     4,856     930,090

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
GERMANY -- (Continued)
    Zeal Network SE...................................     19,679 $    716,830
                                                                  ------------
TOTAL GERMANY.........................................             936,017,057
                                                                  ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products................     69,510           --
*   T Bank SA.........................................     46,506           --
                                                                  ------------
TOTAL GREECE..........................................                      --
                                                                  ------------
HONG KONG -- (2.6%)
    Aeon Stores Hong Kong Co., Ltd....................     32,000       30,125
    Agritrade Resources, Ltd..........................    960,000      185,513
    AIA Group, Ltd....................................  6,136,600   34,155,997
    Allied Group, Ltd.................................     72,000      310,681
    Allied Properties HK, Ltd.........................  2,854,393      487,244
*   Anxian Yuan China Holdings, Ltd...................  7,000,000       97,432
#*  Apac Resources, Ltd...............................  1,696,866       14,068
*   Applied Development Holdings, Ltd.................    270,000       13,707
    APT Satellite Holdings, Ltd.......................  1,350,750      988,639
    Arts Optical International Hldgs, Ltd.............     70,000       25,195
#   Asia Financial Holdings, Ltd......................    320,000      115,955
    Asia Satellite Telecommunications Holdings, Ltd...    162,000      206,708
    Asia Standard International Group, Ltd............    438,745       69,376
#   ASM Pacific Technology, Ltd.......................    470,100    3,422,897
#   Associated International Hotels, Ltd..............     79,000      202,965
    Aupu Group Holding Co., Ltd.......................  1,524,000      406,812
*   Auto Italia Holdings..............................  2,475,000       64,258
#*  AVIC Joy Holdings HK, Ltd.........................  1,845,000       52,371
#   Bank of East Asia, Ltd. (The).....................  2,143,766    6,287,715
    BEP International Holdings, Ltd...................    130,000       11,491
*   Bestway International Holdings, Ltd...............    440,000       40,520
    BOC Hong Kong Holdings, Ltd.......................  3,027,500    8,079,207
#   Bonjour Holdings, Ltd.............................  5,884,000      274,586
    Bossini International Holdings, Ltd...............  2,184,000      114,073
    Bright Smart Securities & Commodities Group, Ltd..    622,000      167,789
#   Brightoil Petroleum Holdings, Ltd.................  5,485,000    1,630,449
*   Brockman Mining, Ltd..............................  2,850,520       40,688
*   Burwill Holdings, Ltd............................. 11,103,600      373,832
    Cafe de Coral Holdings, Ltd.......................    570,000    1,569,234
*   CAR, Inc..........................................     45,000       56,558
    Cathay Pacific Airways, Ltd.......................  2,401,000    3,789,406
    CCT Fortis Holdings, Ltd..........................    216,000       25,837
    CEC International Holdings, Ltd...................    606,000       87,740
#   Century City International Holdings, Ltd..........    824,000       49,067
    Chen Hsong Holdings...............................    360,000       76,291
    Cheuk Nang Holdings, Ltd..........................    103,740       64,065
#   Cheung Kong Infrastructure Holdings, Ltd..........    473,045    4,452,254
    Cheung Kong Property Holdings, Ltd................  1,356,408    7,334,536
*   Cheung Wo International Holdings, Ltd.............  1,860,000      242,264
    Chevalier International Holdings, Ltd.............    130,276      190,927
#*  China Beidahuang Industry Group Holdings, Ltd.
      Class A.........................................  1,844,000      119,024
*   China Billion Resources, Ltd......................  5,752,080           --
*   China Chuanglian Education Group, Ltd.............  1,748,000       31,499

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
#*  China Energy Development Holdings, Ltd............ 33,734,000 $   460,571
*   China Environmental Energy Investment, Ltd........ 10,980,000     131,274
    China Flavors & Fragrances Co., Ltd...............    203,350      52,025
*   China Infrastructure Investment, Ltd..............  2,032,000      19,211
    China Metal International Holdings, Inc...........    540,000     149,404
#*  China Public Procurement, Ltd.....................  8,500,000     162,261
#*  China Smarter Energy Group Holdings, Ltd..........  3,802,000     439,370
*   China Solar Energy Holdings, Ltd..................  1,033,500       4,483
*   China Star Entertainment, Ltd.....................  1,722,000     141,549
*   China Ting Group Holdings, Ltd....................  1,862,000      76,865
*   China Wah Yan Healthcare, Ltd.....................  3,741,250      46,577
    Chinese Estates Holdings, Ltd.....................     46,500     106,262
#   Chow Sang Sang Holdings International, Ltd........  1,050,000   1,574,303
#   Chow Tai Fook Jewellery Group, Ltd................  1,591,400     927,701
    Chu Kong Shipping Enterprise Group Co., Ltd.......  1,318,000     368,449
    Chuang's China Investments, Ltd...................    642,813      32,810
    Chuang's Consortium International, Ltd............  2,459,553     283,634
    CITIC Telecom International Holdings, Ltd.........  4,964,000   1,720,331
    CK Hutchison Holdings, Ltd........................  1,328,908  16,630,153
    CK Life Sciences Int'l Holdings, Inc..............  8,666,000     686,176
    CLP Holdings, Ltd.................................    614,000   5,141,828
    CNT Group, Ltd....................................    176,000       6,009
*   COL Capital, Ltd..................................    830,000      47,809
*   Continental Holdings, Ltd.........................    440,000       5,082
*   Convoy Financial Holdings, Ltd....................  7,266,000     307,392
*   CP Lotus Corp.....................................  1,420,000      29,637
*   Crocodile Garments................................  1,709,000     245,730
    Cross-Harbour Holdings, Ltd. (The)................    102,000     124,758
    CSI Properties, Ltd...............................  6,954,200     189,748
*   CST Mining Group, Ltd............................. 10,872,000     106,477
#   CW Group Holdings, Ltd............................  1,116,500     341,126
#   Dah Sing Banking Group, Ltd.......................  1,178,502   1,861,779
    Dah Sing Financial Holdings, Ltd..................    509,244   2,387,145
    Dan Form Holdings Co., Ltd........................  1,227,900     181,669
    Dickson Concepts International, Ltd...............    361,000     106,150
*   Differ Group Holding Co., Ltd.....................    140,000      12,910
*   Dragonite International, Ltd......................     96,000      10,418
    Eagle Nice International Holdings, Ltd............    580,000     142,550
    Easy One Financial Group, Ltd.....................  1,480,000      13,125
    EcoGreen International Group, Ltd.................    145,200      28,158
*   EganaGoldpfeil Holdings, Ltd......................    209,588          --
    Emperor Capital Group, Ltd........................  5,730,000     458,953
    Emperor Entertainment Hotel, Ltd..................  2,165,000     386,665
#   Emperor International Holdings, Ltd...............  4,972,416     797,529
#   Emperor Watch & Jewellery, Ltd.................... 14,680,000     297,724
*   EPI Holdings, Ltd................................. 10,492,200     211,182
#   Esprit Holdings, Ltd..............................  6,555,413   6,778,473
*   eSun Holdings, Ltd................................    923,000      59,827
*   Eternity Investment, Ltd..........................    520,000      10,103
#   Fairwood Holdings, Ltd............................    134,500     392,201
#   Far East Consortium International, Ltd............  4,197,251   1,349,000
    FIH Mobile, Ltd...................................  6,323,000   2,262,696
    First Pacific Co., Ltd............................  6,789,756   4,708,044

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
    First Shanghai Investments, Ltd...................    360,000 $   51,556
    Fountain SET Holdings, Ltd........................  2,586,000    274,510
    Four Seas Mercantile Holdings, Ltd................     36,000     12,336
*   Freeman Financial Corp., Ltd......................    200,000     11,232
    Fujikon Industrial Holdings, Ltd..................    132,000     16,872
#   Future Bright Holdings, Ltd.......................  1,410,000    109,741
    G-Resources Group, Ltd............................ 57,232,200  1,348,605
    Galaxy Entertainment Group, Ltd...................  1,604,000  5,060,230
#*  GCL New Energy Holdings, Ltd......................  5,282,000    260,442
#   Genting Hong Kong, Ltd............................    678,000    231,807
#   Get Nice Holdings, Ltd............................ 21,233,000    758,361
#   Giordano International, Ltd.......................  5,268,000  2,106,050
*   Global Brands Group Holding, Ltd..................  9,547,250  1,453,601
#   Glorious Sun Enterprises, Ltd.....................    898,000    116,148
    Gold Peak Industries Holdings, Ltd................    605,000     61,729
    Golden Resources Development International, Ltd...    924,000     51,332
#*  Goldin Financial Holdings, Ltd....................    260,000    280,256
    Great Eagle Holdings, Ltd.........................     14,000     39,594
    Guangnan Holdings, Ltd............................  1,428,000    163,152
#   Guotai Junan International Holdings, Ltd..........  3,873,000  1,027,776
#   Haitong International Securities Group, Ltd.......  4,279,918  2,141,877
    Hang Lung Group, Ltd..............................    971,000  2,682,599
    Hang Lung Properties, Ltd.........................  2,880,000  5,334,877
    Hang Seng Bank, Ltd...............................    297,900  4,957,218
    Hanison Construction Holdings, Ltd................    342,331     48,111
#   Hanny Holdings, Ltd...............................  8,040,000     39,773
*   Hao Tian Development Group, Ltd...................  2,508,000     98,457
    Harbour Centre Development, Ltd...................    158,000    266,120
    Henderson Land Development Co., Ltd...............  1,338,409  7,307,758
*   Hi-Level Technology Holdings, Ltd.................     89,136      4,067
    HK Electric Investments & HK Electric
      Investments, Ltd................................  2,691,000  2,106,253
    HKR International, Ltd............................  1,459,162    617,635
    HKT Trust & HKT, Ltd..............................  3,319,000  4,374,653
    Hon Kwok Land Investment Co., Ltd.................    234,000     79,177
    Hong Kong & China Gas Co., Ltd....................  2,177,853  3,844,814
#   Hong Kong Aircraft Engineering Co., Ltd...........     49,200    312,780
*   Hong Kong Building & Loan Agency, Ltd. (The)......    456,000     23,537
    Hong Kong Exchanges and Clearing, Ltd.............    379,458  8,438,657
#   Hong Kong Ferry Holdings Co., Ltd.................    111,000    123,201
*   Hong Kong Television Network, Ltd.................     59,000      9,164
*   Hong Kong Television Network, Ltd. ADR............     19,127     58,949
    Hongkong & Shanghai Hotels (The)..................    989,424    994,044
    Hongkong Chinese, Ltd.............................  1,927,143    296,481
    Hop Hing Group Holdings, Ltd......................  3,296,000     42,158
    Hopewell Holdings, Ltd............................  1,201,500  3,646,197
#   Hsin Chong Construction Group, Ltd................  6,384,000    570,951
    Hung Hing Printing Group, Ltd.....................    910,524    109,200
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................  5,288,000  1,667,476
    Hysan Development Co., Ltd........................    948,215  3,692,405
*   I-CABLE Communications, Ltd.......................  1,856,000    101,476
    IGG, Inc..........................................    114,000     52,750
#*  Imagi International Holdings, Ltd................. 19,824,000    273,065
#*  Integrated Waste Solutions Group Holdings, Ltd....  4,444,000     91,724

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
*   International Standard Resources Holdings, Ltd....  8,642,500 $  139,943
*   iOne Holdings, Ltd................................  3,020,000     75,269
    IPE Group, Ltd....................................  2,010,000    399,153
*   IRC, Ltd..........................................  5,544,800     97,294
    IT, Ltd...........................................  1,935,087    470,413
    ITC Corp., Ltd....................................  2,242,523    190,928
*   Jinhui Holdings Co., Ltd..........................    167,000     20,573
    Johnson Electric Holdings, Ltd....................  1,207,250  3,579,089
#   K Wah International Holdings, Ltd.................  2,862,781  1,023,072
*   Kader Holdings Co., Ltd...........................    462,000     40,416
    Kam Hing International Holdings, Ltd..............     74,000      4,644
*   Kantone Holdings, Ltd.............................    244,436     19,937
#   Kerry Logistics Network, Ltd......................    818,791  1,133,344
    Kerry Properties, Ltd.............................  1,670,583  3,844,793
    Kingmaker Footwear Holdings, Ltd..................    754,000    182,580
#*  Kingston Financial Group, Ltd.....................  5,881,000  1,806,419
#*  Ko Yo Chemical Group, Ltd.........................  3,564,000    185,828
    Kowloon Development Co., Ltd......................  1,246,000  1,015,992
    L'Occitane International SA.......................    923,000  1,614,639
    Lai Sun Development Co., Ltd...................... 45,069,666    560,332
    Lam Soon Hong Kong, Ltd...........................     12,000      8,339
#   Li & Fung, Ltd....................................  7,907,250  4,548,608
    Lifestyle International Holdings, Ltd.............  1,610,000  1,986,859
    Lippo China Resources, Ltd........................ 12,256,000    362,667
    Lippo, Ltd........................................    102,000     55,544
    Lisi Group Holdings, Ltd..........................  2,386,000    122,993
    Liu Chong Hing Investment, Ltd....................    662,000    723,602
    Luen Thai Holdings, Ltd...........................    336,000     42,162
#   Luk Fook Holdings International, Ltd..............  1,542,000  2,848,995
    Luks Group Vietnam Holdings Co., Ltd..............    130,000     42,285
    Lung Kee Bermuda Holdings.........................    280,000     72,405
#*  Macau Legend Development, Ltd.....................  5,040,000    652,273
    Magnificent Hotel Investment, Ltd.................  4,616,000    105,062
    Man Wah Holdings, Ltd.............................  4,028,400  4,382,518
    Man Yue Technology Holdings, Ltd..................    576,000     40,254
#*  Mason Financial Holdings, Ltd.....................  3,420,000    121,870
    Melco Crown Entertainment, Ltd. ADR...............     47,606    725,515
#   Melco International Development, Ltd..............  1,557,000  1,887,976
#   MGM China Holdings, Ltd...........................    546,800    661,105
#*  Midland Holdings, Ltd.............................  2,016,000    671,951
    Ming Fai International Holdings, Ltd..............    584,000     53,554
    Miramar Hotel & Investment........................    309,000    510,714
#*  Mongolian Mining Corp............................. 10,408,750     49,915
    MTR Corp., Ltd....................................    745,195  3,383,503
#   NagaCorp, Ltd.....................................  5,518,000  3,362,607
    National Electronic Hldgs.........................     61,600      7,099
*   Neo-Neon Holdings, Ltd............................  1,329,000    180,563
*   Neptune Group, Ltd................................ 12,720,000    108,695
*   New Times Energy Corp., Ltd.......................  1,164,000     19,724
    New World Development Co., Ltd....................  8,682,565  7,096,424
#   Newocean Energy Holdings, Ltd.....................  3,536,000  1,193,750
    Next Digital, Ltd.................................  1,774,000     97,822
    NWS Holdings, Ltd.................................  1,794,737  2,699,141

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
*   O Luxe Holdings, Ltd..............................  3,754,800 $  100,115
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................  4,090,000    288,285
    Orient Overseas International, Ltd................    696,000  2,592,705
    Oriental Watch Holdings...........................  1,152,240    139,013
*   Pacific Andes International Holdings, Ltd......... 11,918,411    223,637
#   Pacific Basin Shipping, Ltd.......................  7,741,000  1,413,365
    Pacific Textiles Holdings, Ltd....................  1,942,000  2,846,485
    Paliburg Holdings, Ltd............................    662,790    196,367
#   Paradise Entertainment, Ltd.......................  1,944,000    270,249
    PCCW, Ltd......................................... 10,526,265  6,327,814
    PCCW, Ltd. ADR....................................      7,400     43,660
#*  Peace Mark Holdings, Ltd..........................    308,000         --
*   Pearl Oriental Oil, Ltd...........................  3,985,627    169,597
    Pegasus International Holdings, Ltd...............     82,000     13,706
    Perfect Shape PRC Holdings, Ltd...................    752,000     90,347
    Pico Far East Holdings, Ltd.......................  1,534,000    374,504
    Playmates Holdings, Ltd...........................    305,400    343,514
    Playmates Toys, Ltd...............................  2,960,000    684,255
#   Polytec Asset Holdings, Ltd.......................  4,795,000    419,583
    Power Assets Holdings, Ltd........................    517,500  4,733,461
#   Prada SpA.........................................    391,800  1,171,909
#   Public Financial Holdings, Ltd....................    508,000    228,189
    PYI Corp., Ltd.................................... 13,424,552    206,139
    Regal Hotels International Holdings, Ltd..........  1,229,400    624,916
#   SA SA International Holdings, Ltd.................  2,480,592    674,144
    Samsonite International SA........................  2,690,100  6,955,527
    Sands China, Ltd..................................    572,800  1,996,911
    SAS Dragon Holdings, Ltd..........................  1,238,000    224,987
    SCMP Group, Ltd...................................     10,000      1,740
#   SEA Holdings, Ltd.................................    430,000    844,755
*   SEEC Media Group, Ltd.............................  4,962,000     64,598
    Shangri-La Asia, Ltd..............................  2,948,166  2,761,733
#   Shenwan Hongyuan HK, Ltd..........................  1,055,000    416,510
*   Shougang Concord Grand Group, Ltd.................    334,000     12,310
*   Shun Ho Technology Holdings, Ltd..................     70,224     22,164
    Shun Tak Holdings, Ltd............................  5,898,250  1,978,879
*   Silver base Group Holdings, Ltd...................    470,000     56,379
    Sing Tao News Corp., Ltd..........................    892,000    137,314
    Singamas Container Holdings, Ltd..................  3,680,000    342,736
    Sino Land Co., Ltd................................  2,830,706  3,651,372
*   Sino-Tech International Holdings, Ltd.............  3,100,000     18,132
    Sitoy Group Holdings, Ltd.........................    706,000    238,430
#   SJM Holdings, Ltd.................................  5,212,699  3,446,888
*   Skyway Securities Group, Ltd......................    680,000     12,462
    SmarTone Telecommunications Holdings, Ltd.........  1,437,555  2,226,255
*   SOCAM Development, Ltd............................    944,488    521,349
*   Solartech International Hldgs, Ltd................  1,780,000     57,740
*   Solomon Systech International, Ltd................    754,000     32,302
    Soundwill Holdings, Ltd...........................     58,000     65,878
*   South China Holdings Co., Ltd.....................  2,176,000    168,956
    Stella International Holdings, Ltd................    872,000  2,092,272
    Stelux Holdings International, Ltd................    637,600     43,204
*   Success Universe Group, Ltd.......................  3,996,000     83,163

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
    Sun Hing Vision Group Holdings, Ltd...............   122,000 $    41,642
#   Sun Hung Kai & Co., Ltd........................... 2,171,787   1,268,487
    Sun Hung Kai Properties, Ltd...................... 1,142,511  12,358,403
    Sunwah Kingsway Capital Holdings, Ltd............. 3,120,000      44,144
    Swire Pacific, Ltd. Class A.......................   659,000   6,361,485
    Swire Pacific, Ltd. Class B.......................   500,000     888,628
    Swire Properties, Ltd.............................   467,450   1,213,270
*   Symphony Holdings, Ltd............................ 2,071,500     203,769
    TAI Cheung Holdings, Ltd..........................   485,000     360,159
    Tai Sang Land Development, Ltd....................   145,523      73,781
#   Tan Chong International, Ltd......................   372,000     114,938
    Tao Heung Holdings, Ltd...........................    60,000      15,399
#*  Taung Gold International, Ltd..................... 3,200,000      35,285
#   Techtronic Industries Co., Ltd.................... 2,725,000  10,409,767
    Television Broadcasts, Ltd........................ 1,118,800   3,889,117
*   Termbray Industries International Holdings, Ltd...   112,000      10,437
    Texwinca Holdings, Ltd............................ 2,414,000   2,335,899
#*  Titan Petrochemicals Group, Ltd................... 3,200,000         206
    Tradelink Electronic Commerce, Ltd................ 1,704,000     354,583
#   Transport International Holdings, Ltd.............   344,200     918,078
#   Trinity, Ltd...................................... 4,182,000     498,592
*   TSC Group Holdings, Ltd........................... 1,374,000     213,763
#   Tsui Wah Holdings, Ltd............................   366,000      68,216
*   United Laboratories International Holdings, Ltd.
      (The)........................................... 2,093,500     790,674
#*  United Photovoltaics Group, Ltd...................   640,000      47,516
*   Up Energy Development Group, Ltd.................. 2,252,000     109,358
*   Value Convergence Holdings, Ltd...................   576,000     117,714
#   Value Partners Group, Ltd......................... 1,999,000   1,818,532
    Van Shung Chong Holdings, Ltd.....................   196,000      20,404
*   Vanke Property Overseas, Ltd......................   123,000      84,132
    Vantage International Holdings, Ltd...............   130,000       8,432
    Varitronix International, Ltd.....................   976,000     692,870
    Vedan International Holdings, Ltd................. 1,192,000      62,115
    Victory City International Holdings, Ltd.......... 5,295,237     485,279
    Vitasoy International Holdings, Ltd............... 1,206,000   2,280,375
    VST Holdings, Ltd................................. 2,253,200     408,179
    VTech Holdings, Ltd...............................   254,600   2,554,241
    Wai Kee Holdings, Ltd.............................   222,000      67,978
*   WH Group, Ltd..................................... 2,492,500   1,430,479
    Wharf Holdings, Ltd. (The)........................ 1,018,750   4,747,605
    Wheelock & Co., Ltd............................... 1,206,000   4,617,132
    Win Hanverky Holdings, Ltd........................   104,000      15,600
*   Winfull Group Holdings, Ltd....................... 3,696,000      82,502
    Wing On Co. International, Ltd....................   123,137     356,080
    Wing Tai Properties, Ltd..........................   390,000     212,009
    Wong's Kong King International....................   110,000       8,503
#   Wynn Macau, Ltd................................... 1,062,400   1,153,115
*   Xingye Copper International Group, Ltd............   279,000      31,503
    Xinyi Glass Holdings, Ltd......................... 8,190,000   4,149,520
    Yau Lee Holdings, Ltd.............................   218,000      32,115
    Yeebo International Holdings, Ltd.................   754,000     143,172
#   YGM Trading, Ltd..................................   103,000      57,506
*   Yuan Heng Gas Holdings, Ltd.......................   512,000      43,151

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.................  1,768,500 $  6,096,441
*   ZH International Holdings, Ltd....................    990,000       26,769
                                                                  ------------
TOTAL HONG KONG.......................................             379,128,341
                                                                  ------------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 20,156,925    6,647,884
*   Bank of Ireland Sponsored ADR.....................     79,950    1,055,340
    C&C Group P.L.C.(B010DT8).........................     24,767       96,293
    C&C Group P.L.C.(B011Y09).........................    489,980    1,906,406
    CRH P.L.C.(0182704)...............................     71,685    1,910,782
    CRH P.L.C.(4182249)...............................    173,628    4,605,405
    CRH P.L.C. Sponsored ADR..........................    513,913   13,834,538
    FBD Holdings P.L.C.(0329028)......................     18,709      128,682
    FBD Holdings P.L.C.(4330231)......................     31,758      222,192
    Glanbia P.L.C.(0066950)...........................     74,909    1,409,719
    Glanbia P.L.C.(4058629)...........................    143,449    2,723,434
    IFG Group P.L.C...................................     48,074      104,623
*   Independent News & Media P.L.C....................    849,023      145,155
    Irish Continental Group P.L.C.....................    195,580    1,112,214
*   Kenmare Resources P.L.C...........................    160,503        1,219
    Kerry Group P.L.C. Class A(0490656)...............     76,886    6,243,032
    Kerry Group P.L.C. Class A(4519579)...............     16,254    1,325,396
    Kingspan Group P.L.C.(0492793)....................     19,320      496,484
    Kingspan Group P.L.C.(4491235)....................    433,279   11,157,149
    Paddy Power P.L.C.(BWXC0Z1).......................      6,905    1,037,787
    Paddy Power P.L.C.(BWT6H89).......................     45,128    6,740,466
    Smurfit Kappa Group P.L.C.........................    532,687   11,557,531
                                                                  ------------
TOTAL IRELAND.........................................              74,461,731
                                                                  ------------
ISRAEL -- (0.7%)
*   ADO Group, Ltd....................................      4,687       46,909
#*  Africa Israel Investments, Ltd....................    715,013      297,089
    Africa Israel Properties, Ltd.....................     24,834      281,603
#*  Airport City, Ltd.................................    154,876    1,376,628
*   Allot Communications, Ltd.........................      8,062       40,183
#   Alrov Properties and Lodgings, Ltd................     16,529      329,235
    Amot Investments, Ltd.............................    237,450      765,836
#*  AudioCodes, Ltd...................................     29,705      128,107
    Avgol Industries 1953, Ltd........................     30,929       28,677
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................     20,709       14,210
    Azrieli Group, Ltd................................     65,670    2,317,663
    Bank Hapoalim BM..................................  1,128,161    5,240,147
*   Bank Leumi Le-Israel BM...........................  1,295,915    4,267,854
    Bayside Land Corp.................................      1,436      437,887
#   Bezeq The Israeli Telecommunication Corp., Ltd....  1,878,121    4,048,774
    Big Shopping Centers, Ltd.........................      2,789      135,186
#   Blue Square Real Estate, Ltd......................      3,846      129,980
*   Brainsway, Ltd....................................      1,406        8,092
*   Cellcom Israel, Ltd.(M2196U109)...................     43,866      286,884
*   Cellcom Israel, Ltd.(B23WQK8).....................     91,911      596,182
*   Ceragon Networks, Ltd.............................     14,237       17,874
#*  Clal Biotechnology Industries, Ltd................    168,288      131,370

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd..........    65,112 $  720,704
#*  Compugen, Ltd.....................................    16,989     77,346
    Delek Automotive Systems, Ltd.....................    72,382    641,523
    Delek Group, Ltd..................................     5,841  1,007,696
#   Delta-Galil Industries, Ltd.......................    29,714    775,082
#   Direct Insurance Financial Investments, Ltd.......    44,923    286,054
    El Al Israel Airlines.............................   781,433    529,071
    Elbit Systems, Ltd.(6308913)......................    34,092  2,917,133
    Elbit Systems, Ltd.(M3760D101)....................       933     79,986
#   Electra, Ltd......................................     4,221    534,543
*   Elron Electronic Industries, Ltd..................     6,344     31,689
#*  Evogene, Ltd......................................    23,562    155,974
*   EZchip Semiconductor, Ltd.(M4146Y108).............    60,117  1,523,365
*   EZchip Semiconductor, Ltd.(6554998)...............     2,588     65,825
#   First International Bank Of Israel, Ltd...........    86,531  1,022,241
    FMS Enterprises Migun, Ltd........................     5,031    116,694
    Formula Systems 1985, Ltd.........................    22,415    570,636
#   Fox Wizel, Ltd....................................    11,349    158,406
#   Frutarom Industries, Ltd..........................    58,434  2,958,809
*   Gilat Satellite Networks, Ltd.(M51474118).........     4,324     15,566
*   Gilat Satellite Networks, Ltd.(B01BZ39)...........    11,297     40,341
    Golf & Co., Ltd...................................    10,335     12,839
*   Hadera Paper, Ltd.................................     3,551     95,764
#   Harel Insurance Investments & Financial Services,
      Ltd.............................................   356,803  1,337,168
    Hilan, Ltd........................................     6,428     80,044
    IDI Insurance Co., Ltd............................     2,052     93,725
#   Industrial Buildings Corp., Ltd...................    69,029     52,743
    Israel Chemicals, Ltd.............................   169,603    683,528
*   Israel Discount Bank, Ltd. Class A................ 1,936,348  3,184,688
    Israel Land Development Co., Ltd. (The)...........     7,214     30,250
    Ituran Location and Control, Ltd.(M6158M104)......     4,215     76,797
#   Ituran Location and Control, Ltd.(B0LDC23)........    21,802    390,252
*   Jerusalem Oil Exploration.........................    33,347  1,267,147
#*  Kamada, Ltd.......................................    74,652    276,551
    Magic Software Enterprises, Ltd...................    10,713     60,865
    Matrix IT, Ltd....................................   111,580    634,273
    Maytronics, Ltd...................................    16,807     40,037
#*  Mazor Robotics, Ltd...............................    29,389    159,628
    Meitav DS Investments, Ltd........................    17,159     44,151
#   Melisron, Ltd.....................................    31,778  1,008,296
*   Menorah Mivtachim Holdings, Ltd...................    59,756    457,296
#   Migdal Insurance & Financial Holding, Ltd.........   637,747    417,870
#   Mivtach Shamir Holdings, Ltd......................    10,461    189,491
    Mizrahi Tefahot Bank, Ltd.........................   297,216  3,336,514
*   Naphtha Israel Petroleum Corp., Ltd...............    53,030    240,280
    Neto ME Holdings, Ltd.............................     1,394     81,843
#   NICE-Systems, Ltd. Sponsored ADR..................    37,852  2,291,182
*   Nova Measuring Instruments, Ltd...................    53,035    486,939
#*  Oil Refineries, Ltd............................... 3,729,859  1,543,588
#   Osem Investments, Ltd.............................    35,426    592,757
*   Partner Communications Co., Ltd...................   179,204    812,199
*   Partner Communications Co., Ltd. ADR..............    11,519     51,720

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Paz Oil Co., Ltd....................................     13,460 $ 2,091,397
#*  Phoenix Holdings, Ltd. (The)........................    143,415     296,882
    Plasson Industries, Ltd.............................      1,880      46,976
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     14,902     648,433
*   Redhill Biopharma, Ltd. Sponsored ADR...............      1,200      11,784
    Sapiens International Corp. NV......................     14,646     146,111
#   Shikun & Binui, Ltd.................................    442,900     689,743
*   Shufersal, Ltd......................................    281,113     890,771
#   Strauss Group, Ltd..................................     42,103     582,366
*   Summit Real Estate Holdings, Ltd....................      2,375      10,523
    Teva Pharmaceutical Industries, Ltd.................        264      16,222
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR..    570,084  35,048,764
#*  Tower Semiconductor, Ltd.(6320605)..................     22,626     287,103
#*  Tower Semiconductor, Ltd.(M87915274)................     15,678     197,072
#*  Union Bank of Israel................................     56,620     173,015
                                                                    -----------
TOTAL ISRAEL............................................             96,322,641
                                                                    -----------
ITALY -- (2.5%)
    A2A SpA.............................................  2,489,990   2,985,733
    ACEA SpA............................................    101,150   1,503,442
*   Aedes SIIQ SpA......................................     34,222      15,743
#*  Aeffe SpA...........................................     68,280     104,402
    Alerion Cleanpower SpA..............................     51,095     119,178
    Amplifon SpA........................................    147,021   1,232,521
    Anima Holding SpA...................................    162,992   1,198,492
    Ansaldo STS SpA.....................................    193,792   2,071,246
*   Arnoldo Mondadori Editore SpA.......................    504,827     459,910
    Ascopiave SpA.......................................    155,155     371,256
    Assicurazioni Generali SpA..........................  1,012,385  15,200,708
#   Astaldi SpA.........................................    224,562   1,131,455
    Atlantia SpA........................................    230,737   6,045,857
*   Autogrill SpA.......................................    228,290   1,940,254
    Azimut Holding SpA..................................    157,579   3,318,069
#*  Banca Carige SpA....................................    553,857     435,915
    Banca Finnat Euramerica SpA.........................    202,150      87,154
    Banca Generali SpA..................................    110,916   3,025,188
    Banca IFIS SpA......................................     31,239     979,856
    Banca Mediolanum SpA................................    262,903   1,754,386
*   Banca Monte dei Paschi di Siena SpA.................  2,032,316   1,475,168
    Banca Popolare dell'Emilia Romagna SC...............  2,193,243  13,150,028
#*  Banca Popolare dell'Etruria e del Lazio SC..........    672,810      79,664
    Banca Popolare di Milano Scarl...................... 15,608,930  12,814,911
    Banca Popolare di Sondrio SCARL.....................  1,104,465   4,236,747
#   Banca Profilo SpA...................................    708,896     177,478
    Banco di Desio e della Brianza SpA..................     33,828      85,924
*   Banco Popolare SC...................................    963,500   8,974,462
    BasicNet SpA........................................     47,125     209,480
*   Beghelli SpA........................................     52,121      23,735
    Biesse SpA..........................................     35,855     486,925
    Brembo SpA..........................................     48,108   1,973,851
*   Brioschi Sviluppo Immobiliare SpA...................    158,007      12,727
#   Brunello Cucinelli SpA..............................     36,583     612,252
    Buzzi Unicem SpA....................................    212,766   3,224,268

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
ITALY -- (Continued)
#   Cairo Communication SpA...........................    37,153 $   160,730
*   Carraro SpA.......................................    24,693      40,557
    Cembre SpA........................................     4,534      67,661
    Cementir Holding SpA..............................   157,091     842,857
    Cerved Information Solutions SpA..................    54,670     451,832
*   CIR-Compagnie Industriali Riunite SpA............. 1,161,622   1,120,714
    CNH Industrial NV.................................   530,177   3,307,600
    Credito Emiliano SpA..............................   261,086   1,747,314
*   Credito Valtellinese SC........................... 4,393,987   4,090,394
#*  d'Amico International Shipping SA.................   512,424     269,382
    Danieli & C Officine Meccaniche SpA...............    36,848     714,855
    Datalogic SpA.....................................    31,542     531,331
    Davide Campari-Milano SpA.........................   266,349   2,336,492
    De' Longhi SpA....................................    88,075   2,107,024
    DeA Capital SpA...................................    16,692      23,587
#   Delclima SpA......................................    35,945     176,021
    DiaSorin SpA......................................    35,032   1,843,818
    Ei Towers SpA.....................................    16,191     942,084
    El.En. SpA........................................     5,402     222,813
    Elica SpA.........................................     6,214      11,167
    Enel Green Power SpA.............................. 4,186,303   8,204,923
    Enel SpA.......................................... 1,329,615   5,458,974
    Engineering SpA...................................    18,685   1,189,645
    Eni SpA........................................... 2,230,601  32,370,755
    Eni SpA Sponsored ADR.............................   215,147   6,228,506
    ERG SpA...........................................   188,000   2,358,862
    Esprinet SpA......................................   103,723     844,291
*   Eurotech SpA......................................    93,990     138,790
    Falck Renewables SpA..............................   455,869     466,349
#*  Ferrari NV(BD6G507)...............................   159,399   6,319,986
*   Ferrari NV(N3167Y103).............................       890      35,395
    Fiat Chrysler Automobiles NV(N31738102)...........     8,900      62,656
#   Fiat Chrysler Automobiles NV(BRJFWP3)............. 1,593,992  11,160,422
#*  Fincantieri SpA...................................    56,038      21,309
    FinecoBank Banca Fineco SpA.......................   179,069   1,391,705
*   Finmeccanica SpA..................................   746,752   8,895,973
    FNM SpA...........................................   346,538     155,695
#*  Geox SpA..........................................   136,224     528,104
*   Gruppo Editoriale L'Espresso SpA..................   543,514     499,423
    Gruppo MutuiOnline SpA............................     8,161      67,481
    Hera SpA.......................................... 1,185,738   3,328,227
*   IMMSI SpA.........................................   749,706     278,859
    Industria Macchine Automatiche SpA................    21,402   1,046,295
*   Intek Group SpA................................... 1,101,521     367,028
    Interpump Group SpA...............................   114,230   1,453,751
    Intesa Sanpaolo SpA............................... 7,054,314  20,098,932
    Iren SpA.......................................... 1,058,296   1,563,337
    Italcementi SpA...................................   567,889   6,366,084
    Italmobiliare SpA.................................    23,753     897,472
*   Juventus Football Club SpA........................ 1,175,852     322,771
    La Doria SpA......................................    23,017     302,580
#*  Landi Renzo SpA...................................    62,245      43,705
    Luxottica Group SpA...............................    70,933   4,433,904

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
ITALY -- (Continued)
    Luxottica Group SpA Sponsored ADR.................     13,059 $   803,651
#*  Maire Tecnimont SpA...............................    226,472     543,390
    MARR SpA..........................................     51,226     982,041
    Mediaset SpA......................................  1,308,584   4,392,822
    Mediobanca SpA....................................  1,298,561  10,407,179
    Moleskine SpA.....................................     69,868     122,806
    Moncler SpA.......................................    152,144   2,255,759
    Nice SpA..........................................     16,046      39,340
    Parmalat SpA......................................    911,385   2,367,944
#   Piaggio & C SpA...................................    302,261     635,419
*   Pininfarina SpA...................................      3,163      10,973
#*  Prelios SpA.......................................    159,284      37,662
#   Prima Industrie SpA...............................     17,258     212,618
    Prysmian SpA......................................    395,387   8,135,134
#*  RCS MediaGroup SpA................................    229,810     142,171
    Recordati SpA.....................................    171,017   4,238,682
*   Reno de Medici SpA................................    482,213     170,068
    Reply SpA.........................................      7,568     994,119
#*  Retelit SpA.......................................    403,312     226,451
    Sabaf SpA.........................................      5,696      63,978
    SAES Getters SpA..................................     14,822     199,586
*   Safilo Group SpA..................................    135,020   1,461,073
#*  Saipem SpA........................................    749,050     464,271
#   Salini Impregilo SpA..............................    721,860   2,810,608
#   Salvatore Ferragamo SpA...........................     53,385   1,207,478
#*  Saras SpA.........................................    898,185   1,885,334
    SAVE SpA..........................................     29,014     395,484
    Servizi Italia SpA................................      3,824      15,181
#*  Snai SpA..........................................     53,214      41,422
    Snam SpA..........................................    759,181   4,259,660
    Societa Cattolica di Assicurazioni SCRL...........    361,957   2,577,645
    Societa Iniziative Autostradali e Servizi SpA.....    216,708   2,055,962
*   Societa Partecipazioni Finanziarie SpA............    271,551          --
*   Sogefi SpA........................................    102,184     191,107
    SOL SpA...........................................     49,276     391,332
    Tamburi Investment Partners SpA...................     14,269      46,744
*   Telecom Italia SpA................................ 14,898,954  16,582,296
*   Telecom Italia SpA Sponsored ADR..................    331,845   3,700,072
    Tenaris SA........................................    104,413   1,081,288
    Tenaris SA ADR....................................     20,107     419,030
    Terna Rete Elettrica Nazionale SpA................  1,707,629   9,151,160
*   Tiscali SpA.......................................  5,394,681     271,591
#   Tod's SpA.........................................     18,729   1,482,238
#   Trevi Finanziaria Industriale SpA.................    461,725     772,433
    TXT e-solutions SpA...............................      5,965      47,775
*   Uni Land SpA......................................     58,555          --
    UniCredit SpA.....................................  2,749,560  10,629,302
    Unione di Banche Italiane SpA.....................  1,869,307   8,759,475
    Unipol Gruppo Finanziario SpA.....................  1,236,212   5,065,143
    UnipolSai SpA.....................................  2,033,297   4,320,483
    Vittoria Assicurazioni SpA........................     82,805     822,610
*   Yoox Net-A-Porter Group SpA.......................     97,418   3,351,886

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
ITALY -- (Continued)
    Zignago Vetro SpA.................................    41,504 $    245,725
                                                                 ------------
TOTAL ITALY...........................................            360,916,408
                                                                 ------------
JAPAN -- (22.0%)
    77 Bank, Ltd. (The)...............................   957,000    4,442,261
*   A&A Material Corp.................................    42,000       28,108
    A&D Co., Ltd......................................    47,000      156,374
    ABC-Mart, Inc.....................................    24,100    1,311,779
    Accordia Golf Co., Ltd............................   256,000    2,368,593
    Achilles Corp.....................................   453,000      548,136
    Adastria Co., Ltd.................................    54,050    3,249,843
    ADEKA Corp........................................   244,600    3,332,622
    Aderans Co., Ltd..................................    82,400      412,931
    Advan Co., Ltd....................................    43,400      415,243
    Advanex, Inc......................................     6,800       95,097
#   Advantest Corp....................................   306,000    2,847,579
    Advantest Corp. ADR...............................       496        4,563
    Aeon Co., Ltd..................................... 1,682,969   22,461,155
    Aeon Delight Co., Ltd.............................    52,100    1,717,794
#   Aeon Fantasy Co., Ltd.............................    25,600      489,432
    AEON Financial Service Co., Ltd...................    22,500      517,613
    Aeon Hokkaido Corp................................    41,900      186,970
    Aeon Mall Co., Ltd................................   102,120    1,560,739
*   AGORA Hospitality Group Co., Ltd..................    41,000       13,275
#   Agro-Kanesho Co., Ltd.............................    10,100       78,134
    Ahresty Corp......................................    74,500      462,895
#   Ai Holdings Corp..................................    58,500    1,429,005
    Aica Kogyo Co., Ltd...............................    87,800    1,674,433
    Aichi Bank, Ltd. (The)............................    25,200    1,208,555
    Aichi Corp........................................    88,700      593,199
    Aichi Steel Corp..................................   398,000    1,538,728
    Aichi Tokei Denki Co., Ltd........................    70,000      182,727
    Aida Engineering, Ltd.............................   118,900    1,083,450
#*  Aigan Co., Ltd....................................     3,200        6,371
    Ain Holdings, Inc.................................    60,100    2,730,846
    Aiphone Co., Ltd..................................    19,000      310,146
    Air Water, Inc....................................   362,000    5,755,793
    Airport Facilities Co., Ltd.......................    70,400      341,118
    Aisan Industry Co., Ltd...........................   122,000    1,162,947
    Aisin Seiki Co., Ltd..............................   382,900   16,258,941
    AIT Corp..........................................     2,400       21,587
    Aizawa Securities Co., Ltd........................    58,800      335,145
    Ajinomoto Co., Inc................................   429,000   10,203,378
#   Akebono Brake Industry Co., Ltd...................   263,300      541,385
    Akita Bank, Ltd. (The)............................   535,000    1,585,841
    Albis Co., Ltd....................................       800       13,547
    Alconix Corp......................................    33,900      408,383
    Alfresa Holdings Corp.............................   227,100    4,231,129
#   Alinco, Inc.......................................    35,400      316,786
#*  Allied Telesis Holdings K.K.......................   108,600       40,684
#   Alpen Co., Ltd....................................    60,100      977,030
    Alpha Corp........................................     3,500       37,130
    Alpha Systems, Inc................................    11,320      170,770

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Alpine Electronics, Inc...........................   190,000 $ 2,165,433
    Alps Electric Co., Ltd............................   280,400   5,559,352
    Alps Logistics Co., Ltd...........................    10,900     116,974
    Altech Corp.......................................    14,000     246,657
    Amada Holdings Co., Ltd...........................   695,700   6,570,676
    Amano Corp........................................   151,400   1,997,454
    Amiyaki Tei Co., Ltd..............................    12,200     478,015
    Amuse, Inc........................................    11,400     494,221
    ANA Holdings, Inc.................................   505,000   1,482,198
    Anest Iwata Corp..................................    76,100     599,552
    Anritsu Corp......................................   372,500   2,308,250
    AOI Electronics Co., Ltd..........................     5,000     116,444
    AOI Pro, Inc......................................    10,700      92,193
    AOKI Holdings, Inc................................   140,300   1,745,074
    Aomori Bank, Ltd. (The)...........................   616,000   1,826,033
    Aoyama Trading Co., Ltd...........................   135,800   5,405,579
    Aozora Bank, Ltd..................................   771,000   2,582,472
*   AP Co Co., Ltd....................................     6,800      78,112
    Arakawa Chemical Industries, Ltd..................    42,500     400,056
    Arata Corp........................................    12,200     236,058
    Araya Industrial Co., Ltd.........................   104,000     116,788
    Arcland Sakamoto Co., Ltd.........................    47,300     999,045
    ARCLAND SERVICE Co., Ltd..........................     3,700      87,078
    Arcs Co., Ltd.....................................    79,873   1,618,343
#   Ardepro Co., Ltd..................................   254,100     248,170
    Argo Graphics, Inc................................     1,300      19,261
    Ariake Japan Co., Ltd.............................    25,200   1,412,770
    Arisawa Manufacturing Co., Ltd....................   112,100     648,005
#*  Arrk Corp.........................................    99,300      78,087
    Artnature, Inc....................................    36,600     277,307
    As One Corp.......................................    31,790   1,109,815
    Asahi Broadcasting Corp...........................     8,100      47,433
#   Asahi Co., Ltd....................................    54,700     684,841
    Asahi Diamond Industrial Co., Ltd.................   140,700   1,394,585
    Asahi Glass Co., Ltd.............................. 1,309,000   7,981,303
    Asahi Group Holdings, Ltd.........................   119,800   3,845,197
    Asahi Holdings, Inc...............................    76,000   1,105,657
    Asahi Intecc Co., Ltd.............................    52,800   2,433,342
    Asahi Kasei Corp.................................. 2,104,000  13,670,466
    Asahi Kogyosha Co., Ltd...........................    31,000     112,889
    Asahi Net, Inc....................................     5,600      24,147
    Asahi Organic Chemicals Industry Co., Ltd.........   233,000     410,825
    Asante, Inc.......................................     4,700      61,398
#   Asanuma Corp......................................   157,000     386,743
    Asatsu-DK, Inc....................................    82,700   1,798,425
    Asax Co., Ltd.....................................     2,200      25,753
    Ashikaga Holdings Co., Ltd........................   384,400   1,297,893
#   Ashimori Industry Co., Ltd........................   157,000     230,420
#*  Asia Growth Capital, Ltd..........................   225,800     164,106
    Asia Pile Holdings Corp...........................    15,500      63,900
    Asics Corp........................................    87,200   1,618,891
#   ASKA Pharmaceutical Co., Ltd......................    65,200     649,220
    ASKUL Corp........................................    24,100     777,167

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Astellas Pharma, Inc..............................   216,200 $2,993,627
    Asunaro Aoki Construction Co., Ltd................    42,800    263,903
#   Ateam, Inc........................................    11,600    165,242
#   Atom Corp.........................................    54,500    309,149
    Atsugi Co., Ltd...................................   474,000    440,220
    Autobacs Seven Co., Ltd...........................   132,900  2,323,662
#   Avex Group Holdings, Inc..........................   145,300  1,636,828
    Awa Bank, Ltd. (The)..............................   622,000  3,429,350
    Axell Corp........................................    21,300    178,019
    Axial Retailing, Inc..............................    17,700    569,478
    Azbil Corp........................................   118,800  2,755,981
    Bandai Namco Holdings, Inc........................   144,200  3,280,491
    Bando Chemical Industries, Ltd....................   169,000    670,054
    Bank of Iwate, Ltd. (The).........................    48,700  1,902,529
    Bank of Kochi, Ltd. (The).........................   115,000    118,929
    Bank of Kyoto, Ltd. (The).........................   641,000  4,972,491
#   Bank of Nagoya, Ltd. (The)........................   506,000  1,753,537
    Bank of Okinawa, Ltd. (The).......................    51,950  1,857,497
    Bank of Saga, Ltd. (The)..........................   387,000    800,563
    Bank of the Ryukyus, Ltd..........................   102,300  1,319,092
    Bank of Yokohama, Ltd. (The)...................... 1,001,000  5,339,051
    Belc Co., Ltd.....................................    27,838  1,042,391
    Belluna Co., Ltd..................................   148,100    758,679
    Benefit One, Inc..................................    14,200    303,430
    Benesse Holdings, Inc.............................   152,200  4,256,200
    Best Denki Co., Ltd...............................   227,400    244,582
    Bic Camera, Inc...................................   243,600  2,191,786
    BML, Inc..........................................    33,400  1,023,848
    Bookoff Corp......................................    35,600    285,420
#   BP Castrol KK.....................................    15,500    148,532
    Bridgestone Corp..................................   273,100  9,949,569
    Broadleaf Co., Ltd................................    60,400    558,726
#   Broccoli Co., Ltd.................................    48,000    129,720
#   BRONCO BILLY Co., Ltd.............................    10,000    228,078
    Brother Industries, Ltd...........................   533,500  5,391,364
    Bunka Shutter Co., Ltd............................   146,600  1,205,825
    C Uyemura & Co., Ltd..............................     3,300    130,790
    Calbee, Inc.......................................    51,900  2,156,795
    Calsonic Kansei Corp..............................   484,000  4,251,219
#   Can Do Co., Ltd...................................    25,400    322,831
    Canare Electric Co., Ltd..........................       700     10,203
    Canon Electronics, Inc............................    55,700    809,439
    Canon Marketing Japan, Inc........................   115,600  2,087,897
    Canon, Inc........................................   288,934  8,073,516
    Canon, Inc. Sponsored ADR.........................    57,577  1,612,732
    Capcom Co., Ltd...................................   131,200  2,907,564
    Career Design Center Co., Ltd.....................     5,500     55,834
    Carlit Holdings Co., Ltd..........................    39,100    170,077
#   Casio Computer Co., Ltd...........................   234,200  4,544,210
    Cawachi, Ltd......................................    60,300  1,015,248
    Central Glass Co., Ltd............................   679,000  3,644,864
    Central Japan Railway Co..........................    29,700  5,512,722
    Central Security Patrols Co., Ltd.................     7,300    110,977

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Central Sports Co., Ltd...........................   3,400 $   66,487
    Century Tokyo Leasing Corp........................ 133,730  4,951,701
    Chiba Bank, Ltd. (The)............................ 732,000  4,528,012
    Chiba Kogyo Bank, Ltd. (The)...................... 169,000    846,158
*   Chilled & Frozen Logistics Holdings Co., Ltd......   1,300      9,874
    CHIMNEY Co., Ltd..................................   6,000    143,622
    Chino Corp........................................  13,300    115,960
    Chiyoda Co., Ltd..................................  52,400  1,458,521
    Chiyoda Corp...................................... 114,000    835,044
    Chiyoda Integre Co., Ltd..........................  36,100    911,693
    Chofu Seisakusho Co., Ltd.........................  23,300    481,124
#   Chori Co., Ltd....................................  29,700    381,472
    Chubu Electric Power Co., Inc..................... 270,100  3,469,019
    Chubu Shiryo Co., Ltd.............................  68,300    514,911
    Chudenko Corp.....................................  75,700  1,633,014
#   Chuetsu Pulp & Paper Co., Ltd..................... 304,000    495,628
*   Chugai Mining Co., Ltd............................ 259,700     47,332
    Chugai Pharmaceutical Co., Ltd....................  20,800    637,204
#   Chugai Ro Co., Ltd................................ 140,000    265,127
    Chugoku Bank, Ltd. (The).......................... 316,600  3,768,905
    Chugoku Electric Power Co., Inc. (The)............ 126,800  1,690,514
    Chugoku Marine Paints, Ltd........................ 188,000  1,309,341
    Chukyo Bank, Ltd. (The)........................... 369,000    664,217
    Chuo Gyorui Co., Ltd..............................  38,000     86,314
    Chuo Spring Co., Ltd..............................  60,000    135,762
#   Ci:z Holdings Co., Ltd............................  47,200    798,833
    Citizen Holdings Co., Ltd......................... 544,550  3,322,564
    CKD Corp.......................................... 145,300  1,361,634
    Clarion Co., Ltd.................................. 488,000  1,694,566
    Cleanup Corp......................................  67,700    403,699
#   CMIC Holdings Co., Ltd............................  38,800    460,632
#   CMK Corp.......................................... 244,200    650,160
    Coca-Cola East Japan Co., Ltd..................... 173,267  2,796,030
    Coca-Cola West Co., Ltd........................... 225,002  4,964,086
    Cocokara fine, Inc................................  39,620  1,646,910
    COLOPL, Inc.......................................  60,400  1,167,142
#   Colowide Co., Ltd.................................  84,300  1,178,922
    Computer Engineering & Consulting, Ltd............  34,800    363,289
    COMSYS Holdings Corp.............................. 232,000  3,386,371
    CONEXIO Corp......................................  42,000    374,304
#*  COOKPAD, Inc......................................  77,700  1,017,171
    Corona Corp.......................................  30,000    265,799
    Cosel Co., Ltd....................................  28,600    236,563
*   Cosmo Energy Holdings Co., Ltd.................... 151,700  1,672,625
*   Cosmos Initia Co., Ltd............................  17,500     70,758
#   Cosmos Pharmaceutical Corp........................   8,900  1,344,166
    Create Medic Co., Ltd.............................   3,500     26,230
    Create Restaurants Holdings, Inc..................   1,700     42,988
    Create SD Holdings Co., Ltd.......................  45,900    991,963
    Credit Saison Co., Ltd............................ 166,000  3,121,084
    Cresco., Ltd......................................  34,200    525,473
#   CROOZ, Inc........................................  11,000    236,096
*   Cross Plus, Inc...................................   2,000     10,164

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    CTI Engineering Co., Ltd..........................    37,900 $  343,491
    CyberAgent, Inc...................................    28,800  1,358,992
    Cybernet Systems Co., Ltd.........................     8,000     66,820
    DA Consortium, Inc................................    82,600    439,383
    Dai Nippon Printing Co., Ltd......................   506,000  4,734,028
    Dai Nippon Toryo Co., Ltd.........................   333,000    640,717
    Dai-Dan Co., Ltd..................................    48,000    299,387
    Dai-ichi Life Insurance Co., Ltd. (The)...........   468,300  6,472,723
    Dai-ichi Seiko Co., Ltd...........................    29,500    356,561
    Daibiru Corp......................................   153,200  1,231,707
    Daicel Corp.......................................   566,200  8,329,410
    Daido Kogyo Co., Ltd..............................    90,000    155,360
    Daido Metal Co., Ltd..............................   108,900    885,676
    Daido Steel Co., Ltd..............................   947,000  3,937,071
    Daidoh, Ltd.......................................    45,500    189,874
    Daifuku Co., Ltd..................................   194,300  3,244,332
    Daihatsu Diesel Manufacturing Co., Ltd............    46,400    268,782
#   Daihatsu Motor Co., Ltd...........................   465,800  7,271,719
    Daihen Corp.......................................   259,000  1,365,315
    Daiho Corp........................................   226,000  1,068,470
    Daiichi Jitsugyo Co., Ltd.........................   133,000    588,430
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............     7,100    249,969
    Daiichi Sankyo Co., Ltd...........................   417,500  8,692,771
    Daiichikosho Co., Ltd.............................    81,400  3,281,335
    Daiken Corp.......................................   111,000    268,087
#   Daiken Medical Co., Ltd...........................    30,600    240,772
    Daiki Aluminium Industry Co., Ltd.................    84,000    209,432
    Daikin Industries, Ltd............................    53,400  3,608,045
    Daikoku Denki Co., Ltd............................    26,000    344,591
    Daikokutenbussan Co., Ltd.........................    17,000    606,269
    Daikyo, Inc.......................................   916,392  1,480,480
    Daikyonishikawa Corp..............................     1,300     21,206
    Dainichi Co., Ltd.................................    12,700     69,797
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................   207,000    861,079
#   Daio Paper Corp...................................   297,000  2,646,885
#   Daisan Bank, Ltd. (The)...........................   406,000    554,510
    Daiseki Co., Ltd..................................    62,625    971,529
    Daiseki Eco. Solution Co., Ltd....................     2,200     21,357
    Daishi Bank, Ltd. (The)...........................   977,000  3,715,500
#*  Daishinku Corp....................................   103,000    172,102
    Daisue Construction Co., Ltd......................    13,100     98,115
    Daisyo Corp.......................................    23,700    293,313
    Daito Bank, Ltd. (The)............................   271,000    444,617
    Daito Electron Co., Ltd...........................    13,700     76,789
    Daito Pharmaceutical Co., Ltd.....................    32,800    794,014
    Daito Trust Construction Co., Ltd.................    38,600  4,907,447
    Daiwa House Industry Co., Ltd.....................   292,700  8,263,829
    Daiwa Industries, Ltd.............................    33,400    245,271
    Daiwa Securities Group, Inc....................... 1,405,000  8,779,718
    Daiwabo Holdings Co., Ltd.........................   785,000  1,471,235
    DC Co., Ltd.......................................    35,900     92,436
#   DCM Holdings Co., Ltd.............................   332,180  2,399,421
#   Dena Co., Ltd.....................................   311,800  4,512,717

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Denka Co., Ltd.................................... 1,532,000 $6,789,587
#   Denki Kogyo Co., Ltd..............................    13,000     52,490
    Denso Corp........................................   174,400  7,521,522
    Dentsu, Inc.......................................    84,600  4,496,167
    Denyo Co., Ltd....................................    35,600    455,310
    Descente, Ltd.....................................    77,000  1,171,661
    DIC Corp.......................................... 2,238,000  5,767,099
    Digital Garage, Inc...............................    17,400    292,297
    Dip Corp..........................................     5,500    118,044
    Disco Corp........................................    35,600  3,386,160
#   DKS Co., Ltd......................................   161,000    482,160
    DMW Corp..........................................       900     13,404
    Don Quijote Holdings Co., Ltd.....................    47,800  1,618,747
    Doshisha Co., Ltd.................................    50,200    998,334
    Doutor Nichires Holdings Co., Ltd.................   101,623  1,548,285
    Dowa Holdings Co., Ltd............................   531,500  3,604,658
#   Dream Incubator, Inc..............................     6,200    111,731
    DSB Co., Ltd......................................    26,100    208,151
    DTS Corp..........................................    53,100  1,103,774
    Dunlop Sports Co., Ltd............................    34,100    230,251
    Duskin Co., Ltd...................................    63,500  1,131,391
    Dydo Drinco, Inc..................................     5,600    252,872
    Dynic Corp........................................    14,000     18,746
    Eagle Industry Co., Ltd...........................    80,200  1,358,470
#   Earth Chemical Co., Ltd...........................    17,400    664,860
    East Japan Railway Co.............................    68,500  6,296,373
    Ebara Corp........................................ 1,305,000  5,780,280
#   Ebara Jitsugyo Co., Ltd...........................    18,000    192,571
#   EDION Corp........................................   290,100  2,176,927
#   Ehime Bank, Ltd. (The)............................   508,000  1,028,675
    Eidai Co., Ltd....................................    35,000    120,889
    Eighteenth Bank, Ltd. (The).......................   457,000  1,233,306
    Eiken Chemical Co., Ltd...........................    40,800    859,867
    Eisai Co., Ltd....................................    33,500  2,024,880
    Eizo Corp.........................................    61,600  1,468,637
    Elecom Co., Ltd...................................    57,000    699,152
    Electric Power Development Co., Ltd...............    59,200  1,997,348
    Elematec Corp.....................................    18,003    359,867
    EM Systems Co., Ltd...............................     6,800    139,178
    en-japan, Inc.....................................    17,700    598,117
    Endo Lighting Corp................................    38,400    347,239
    Enplas Corp.......................................    36,100  1,265,875
*   Enshu, Ltd........................................   100,000     70,234
    EPS Holdings, Inc.................................    50,900    554,671
    ES-CON JAPAN, Ltd.................................    30,400     56,862
    ESPEC Corp........................................    74,500    905,463
#   Excel Co., Ltd....................................    31,900    387,279
    Exedy Corp........................................   113,700  2,655,990
    Ezaki Glico Co., Ltd..............................    53,800  2,940,679
#   F-Tech, Inc.......................................    27,900    253,674
#   F@N Communications, Inc...........................    57,800    366,163
    Faith, Inc........................................    11,480    117,799
    FALCO HOLDINGS Co., Ltd...........................    13,300    145,728

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    FamilyMart Co., Ltd...............................    39,500 $ 1,848,458
    Fancl Corp........................................    83,200   1,096,279
    FANUC Corp........................................    26,200   3,507,908
    Fast Retailing Co., Ltd...........................    11,900   3,847,820
    FCC Co., Ltd......................................   100,100   2,221,179
#*  FDK Corp..........................................   200,000     168,978
    Feed One Co., Ltd.................................   241,520     255,043
*   Felissimo Corp....................................     1,200       9,991
    Ferrotec Corp.....................................    94,600   1,021,856
    FIDEA Holdings Co., Ltd...........................   505,200   1,013,209
    Fields Corp.......................................    42,600     756,031
    Financial Products Group Co., Ltd.................   113,700     905,455
#   FINDEX, Inc.......................................    23,400     174,026
#*  First Baking Co., Ltd.............................    12,000      10,879
    First Juken Co., Ltd..............................     8,400      93,379
    FJ Next Co., Ltd..................................    51,600     222,729
    Foster Electric Co., Ltd..........................    73,100   1,581,182
    FP Corp...........................................    66,800   2,436,571
    France Bed Holdings Co., Ltd......................    48,200     385,016
#   Freund Corp.......................................     5,000      76,617
#   FTGroup Co., Ltd..................................    37,900     212,466
#   Fudo Tetra Corp...................................   565,600     620,263
    Fuji Co., Ltd.....................................    36,400     684,716
#   Fuji Corp., Ltd...................................    71,300     424,505
    Fuji Electric Co., Ltd............................ 1,339,000   4,654,924
    Fuji Furukawa Engineering & Construction Co., Ltd.    10,000      24,789
    Fuji Heavy Industries, Ltd........................   355,200  14,535,809
    Fuji Kiko Co., Ltd................................    69,000     248,388
    Fuji Kosan Co., Ltd...............................    11,000      39,384
#   Fuji Kyuko Co., Ltd...............................    81,000     832,116
    Fuji Machine Manufacturing Co., Ltd...............     9,200      88,651
    Fuji Media Holdings, Inc..........................   113,000   1,271,618
    Fuji Oil Co., Ltd.................................   249,700     611,969
    Fuji Oil Holdings, Inc............................   164,800   2,699,606
    Fuji Pharma Co., Ltd..............................    17,300     325,356
    Fuji Seal International, Inc......................    56,600   1,710,243
    Fuji Soft, Inc....................................    79,200   1,784,011
    Fujibo Holdings, Inc..............................   376,000     641,710
    Fujicco Co., Ltd..................................    41,600     773,645
    FUJIFILM Holdings Corp............................   223,275   8,626,860
    Fujikura Kasei Co., Ltd...........................    60,600     272,780
#   Fujikura Rubber, Ltd..............................    57,000     250,365
    Fujikura, Ltd.....................................   825,000   4,041,192
    Fujimi, Inc.......................................    43,500     555,784
    Fujimori Kogyo Co., Ltd...........................    39,300     944,162
    Fujio Food System Co., Ltd........................     1,400      25,508
#*  Fujisash Co., Ltd.................................   313,800     248,201
    Fujishoji Co., Ltd................................     8,600      74,806
#   Fujita Kanko, Inc.................................   127,000     592,329
    Fujitec Co., Ltd..................................   177,500   1,673,813
    Fujitsu Frontech, Ltd.............................    39,300     433,121
    Fujitsu General, Ltd..............................   187,000   2,514,538
    Fujitsu, Ltd...................................... 2,580,292  10,775,091

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
*   Fujiya Co., Ltd...................................   116,000 $  183,503
    FuKoKu Co., Ltd...................................    19,400    157,027
    Fukuda Corp.......................................    59,000    513,221
    Fukuda Denshi Co., Ltd............................       700     34,830
    Fukui Bank, Ltd. (The)............................   694,000  1,300,554
    Fukuoka Financial Group, Inc......................   695,600  2,952,106
    Fukushima Bank, Ltd. (The)........................   769,000    569,391
    Fukushima Industries Corp.........................    38,900    844,889
#   Fukuyama Transporting Co., Ltd....................   412,000  2,028,951
    FULLCAST Holdings Co., Ltd........................    22,400    124,073
    Fumakilla, Ltd....................................    21,000    109,668
#   Funai Electric Co., Ltd...........................    23,400    168,175
    Funai Soken Holdings, Inc.........................    49,080    622,422
#   Furukawa Battery Co., Ltd. (The)..................    72,000    418,220
    Furukawa Co., Ltd.................................   618,000  1,097,020
    Furukawa Electric Co., Ltd........................ 2,348,067  4,831,196
    Furuno Electric Co., Ltd..........................    82,800    549,698
    Furusato Industries, Ltd..........................    20,600    308,130
    Furuya Metal Co., Ltd.............................     1,400     16,824
    Fuso Chemical Co., Ltd............................    11,000    152,169
    Fuso Pharmaceutical Industries, Ltd...............   170,000    385,214
    Futaba Corp.......................................    73,200    928,134
#   Futaba Industrial Co., Ltd........................   195,000    809,213
    Future Architect, Inc.............................    46,700    306,828
    Fuyo General Lease Co., Ltd.......................    44,800  2,202,384
    G-7 Holdings, Inc.................................    11,800    148,112
    G-Tekt Corp.......................................    64,400    817,230
    Gakken Holdings Co., Ltd..........................   150,000    309,356
    GCA Savvian Corp..................................    24,000    220,116
    Gecoss Corp.......................................    46,200    358,977
    Genki Sushi Co., Ltd..............................     7,100    121,840
#   Genky Stores, Inc.................................    10,600    250,488
    Geo Holdings Corp.................................   117,200  1,811,235
    Giken, Ltd........................................    10,000    154,986
#   GLOBERIDE, Inc....................................    34,999    449,130
    Glory, Ltd........................................   153,500  4,908,729
    GMO internet, Inc.................................   119,600  1,481,936
#   GMO Payment Gateway, Inc..........................    26,900  1,398,534
    Godo Steel, Ltd...................................   514,000    971,462
    Goldcrest Co., Ltd................................    56,930    957,527
    Goldwin, Inc......................................    13,600    613,897
    Gourmet Kineya Co., Ltd...........................    28,000    238,325
    Grandy House Corp.................................    31,600     97,402
    Gree, Inc.........................................   418,200  1,844,028
    GS Yuasa Corp.....................................   975,000  3,408,625
    GSI Creos Corp....................................   147,000    175,967
#   Gulliver International Co., Ltd...................   111,600  1,215,234
#   Gun-Ei Chemical Industry Co., Ltd.................   150,000    385,892
#*  GungHo Online Entertainment, Inc..................   370,800    985,895
    Gunma Bank, Ltd. (The)............................   796,000  4,407,435
    Gunze, Ltd........................................   615,000  1,729,950
    Gurunavi, Inc.....................................    55,300  1,115,499
    H-One Co., Ltd....................................    22,700    109,929

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    H2O Retailing Corp................................   190,760 $ 3,251,746
    Hachijuni Bank, Ltd. (The)........................   847,000   4,736,341
    Hagihara Industries, Inc..........................    16,200     301,484
    Hagiwara Electric Co., Ltd........................     5,000      87,086
    Hagoromo Foods Corp...............................     3,000      29,526
    Hakudo Co., Ltd...................................     5,600      56,538
    Hakuhodo DY Holdings, Inc.........................   317,900   3,387,786
    Hakuto Co., Ltd...................................    42,500     405,577
    Hamakyorex Co., Ltd...............................    43,700     751,924
    Hamamatsu Photonics K.K...........................    86,200   2,141,931
    HANEDA ZENITH HOLDINGS Co., Ltd...................    30,200      48,727
    Hankyu Hanshin Holdings, Inc...................... 1,356,000   8,459,480
    Hanwa Co., Ltd....................................   618,000   2,594,665
    Happinet Corp.....................................    43,800     388,463
    Hard Off Corp. Co., Ltd...........................    20,800     263,517
    Harima Chemicals Group, Inc.......................    22,800     110,200
#   Harmonic Drive Systems, Inc.......................    27,200     551,670
    Haruyama Trading Co., Ltd.........................     6,500      42,521
    Haseko Corp.......................................   437,400   4,581,121
*   Hayashikane Sangyo Co., Ltd.......................    66,000      53,591
    Hazama Ando Corp..................................   514,180   2,505,735
    Heiwa Corp........................................   134,700   2,623,671
    Heiwa Real Estate Co., Ltd........................   155,200   1,607,544
    Heiwado Co., Ltd..................................    83,600   1,712,886
    Helios Techno Holdings Co., Ltd...................    15,200      52,253
    HI-LEX Corp.......................................    27,800     767,730
    Hibiya Engineering, Ltd...........................    46,000     586,544
    Hiday Hidaka Corp.................................    22,396     741,485
    Higashi-Nippon Bank, Ltd. (The)...................   446,000   1,270,145
    Hikari Tsushin, Inc...............................    22,100   1,458,852
#   Himaraya Co., Ltd.................................     6,000      51,719
    Hino Motors, Ltd..................................   159,600   1,811,174
    Hioki EE Corp.....................................     6,900     127,033
    Hirakawa Hewtech Corp.............................     1,100      16,363
    Hiramatsu, Inc....................................    46,800     266,367
    Hirose Electric Co., Ltd..........................     6,900     784,100
    Hiroshima Bank, Ltd. (The)........................ 1,026,000   5,136,535
    Hiroshima Gas Co., Ltd............................    40,500     139,335
    HIS Co., Ltd......................................    45,700   1,356,466
    Hisaka Works, Ltd.................................    37,300     263,854
    Hisamitsu Pharmaceutical Co., Inc.................    42,300   1,903,250
    Hitachi Capital Corp..............................   159,700   3,935,293
    Hitachi Chemical Co., Ltd.........................   237,700   4,178,970
#   Hitachi Construction Machinery Co., Ltd...........   345,400   5,036,580
    Hitachi High-Technologies Corp....................   125,500   3,561,196
    Hitachi Koki Co., Ltd.............................   183,200   1,160,780
    Hitachi Kokusai Electric, Inc.....................   188,000   2,263,611
    Hitachi Metals, Ltd...............................   353,030   3,972,134
    Hitachi Transport System, Ltd.....................   122,200   1,991,168
    Hitachi Zosen Corp................................   470,300   2,394,443
    Hitachi, Ltd...................................... 5,115,000  25,278,458
    Hitachi, Ltd. ADR.................................    86,823   4,279,506
    Hito Communications, Inc..........................     1,200      17,947

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Hochiki Corp......................................    59,800 $   507,620
#   Hodogaya Chemical Co., Ltd........................   186,000     325,690
    Hogy Medical Co., Ltd.............................    26,400   1,304,458
*   Hokkaido Electric Power Co., Inc..................   250,100   2,330,228
#   Hokkaido Gas Co., Ltd.............................   102,000     234,815
    Hokkan Holdings, Ltd..............................   109,000     275,270
    Hokko Chemical Industry Co., Ltd..................    51,000     156,341
    Hokkoku Bank, Ltd. (The)..........................   871,000   2,441,828
    Hokuetsu Bank, Ltd. (The).........................   645,000   1,268,904
    Hokuetsu Industries Co., Ltd......................    60,600     385,438
    Hokuetsu Kishu Paper Co., Ltd.....................   425,495   2,581,803
    Hokuhoku Financial Group, Inc..................... 2,603,000   4,828,308
    Hokuriku Electric Industry Co., Ltd...............   199,000     243,088
    Hokuriku Electric Power Co........................   181,900   2,574,176
#   Hokuriku Electrical Construction Co., Ltd.........     2,000      15,461
#   Hokuto Corp.......................................    48,100     922,115
    Honda Motor Co., Ltd.............................. 1,287,400  34,897,534
    Honda Motor Co., Ltd. Sponsored ADR...............   404,561  10,931,238
    Honeys Co., Ltd...................................    60,230     647,427
    Hoosiers Holdings.................................    99,200     433,533
    Horiba, Ltd.......................................    87,300   3,107,623
    Hoshizaki Electric Co., Ltd.......................    29,300   2,048,983
    Hosiden Corp......................................   173,800     827,587
    Hosokawa Micron Corp..............................   114,000     531,887
#   House Foods Group, Inc............................   130,500   2,591,511
    Howa Machinery, Ltd...............................    46,300     224,560
    Hoya Corp.........................................   117,500   4,535,767
    Hulic Co., Ltd....................................    88,500     763,112
#   Hurxley Corp......................................     3,300      32,842
    Hyakugo Bank, Ltd. (The)..........................   737,000   3,108,874
    Hyakujushi Bank, Ltd. (The).......................   737,000   2,384,442
    I-Net Corp........................................    11,000     103,677
#   Ibiden Co., Ltd...................................   364,600   5,135,958
    IBJ Leasing Co., Ltd..............................    59,000   1,130,884
    Ichibanya Co., Ltd................................     1,966      98,012
    Ichiken Co., Ltd..................................    78,000     252,033
#   Ichikoh Industries, Ltd...........................   155,000     274,639
    Ichinen Holdings Co., Ltd.........................    49,272     435,112
    Ichiyoshi Securities Co., Ltd.....................    94,100     875,738
    Icom, Inc.........................................     1,600      28,282
    Idec Corp.........................................    57,900     524,025
    Idemitsu Kosan Co., Ltd...........................   212,800   3,191,746
#   Ihara Chemical Industry Co., Ltd..................    57,500     702,738
    IHI Corp.......................................... 2,724,000   5,820,768
    Iida Group Holdings Co., Ltd......................   168,796   3,009,111
    Iino Kaiun Kaisha, Ltd............................   250,900     927,657
    IJT Technology Holdings Co., Ltd..................    22,760      59,999
#   Ikegami Tsushinki Co., Ltd........................   185,000     231,080
    Imagica Robot Holdings, Inc.......................    19,200      70,800
    Imasen Electric Industrial........................    52,500     510,219
    Imperial Hotel, Ltd...............................    15,100     294,733
    Inaba Denki Sangyo Co., Ltd.......................    56,900   1,774,665
#   Inaba Seisakusho Co., Ltd.........................    21,200     213,443

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Inabata & Co., Ltd................................   138,300 $ 1,327,744
    Inageya Co., Ltd..................................    32,200     337,964
    Ines Corp.........................................    71,500     689,216
    Infocom Corp......................................    41,200     549,140
    Information Services International-Dentsu, Ltd....    34,900     699,338
    Innotech Corp.....................................    66,700     276,815
    Inpex Corp........................................   570,300   5,077,621
    Intage Holdings, Inc..............................    19,000     227,359
    Internet Initiative Japan, Inc....................    90,100   1,704,258
    Inui Global Logistics Co., Ltd....................    60,000     476,116
#   Iriso Electronics Co., Ltd........................    25,400   1,219,937
    Ise Chemicals Corp................................    18,000      81,781
#   Iseki & Co., Ltd..................................   689,000     943,270
    Isetan Mitsukoshi Holdings, Ltd...................   246,740   3,133,290
*   Ishihara Sangyo Kaisha, Ltd....................... 1,300,000     980,919
    Ishii Iron Works Co., Ltd.........................    29,000      43,194
#*  Ishizuka Glass Co., Ltd...........................    21,000      38,918
    Isuzu Motors, Ltd.................................   917,100   9,292,919
    IT Holdings Corp..................................   224,900   4,962,852
    Itfor, Inc........................................    43,300     208,210
    Ito En, Ltd.......................................    67,900   1,830,565
    ITOCHU Corp....................................... 1,002,800  11,785,830
    Itochu Enex Co., Ltd..............................   149,900   1,148,303
    Itochu Techno-Solutions Corp......................    91,900   1,492,301
    Itochu-Shokuhin Co., Ltd..........................    11,600     402,013
#   Itoham Foods, Inc.................................   306,000   1,758,516
    Itoki Corp........................................   117,500     795,385
    IwaiCosmo Holdings, Inc...........................    70,500     760,453
    Iwaki & Co., Ltd..................................    32,000      53,034
    Iwasaki Electric Co., Ltd.........................   217,000     383,034
#   Iwatani Corp......................................   613,000   3,154,831
*   Iwatsu Electric Co., Ltd..........................   334,000     200,399
    Iyo Bank, Ltd. (The)..............................   467,257   3,960,961
    Izumi Co., Ltd....................................    57,200   2,224,131
*   Izutsuya Co., Ltd.................................   204,000      92,069
    J Front Retailing Co., Ltd........................   496,700   6,850,625
#   J Trust Co., Ltd..................................   196,500   1,385,735
    J-Oil Mills, Inc..................................   330,000     950,346
    JAC Recruitment Co., Ltd..........................     6,400      53,067
    Jaccs Co., Ltd....................................    27,000      91,061
    Jafco Co., Ltd....................................    14,600     473,622
#   Jalux, Inc........................................     6,800     128,984
#   Jamco Corp........................................    17,600     404,525
#*  Janome Sewing Machine Co., Ltd....................    69,499     384,392
    Japan Airlines Co., Ltd...........................     5,300     198,927
#   Japan Airport Terminal Co., Ltd...................    59,800   2,398,899
    Japan Aviation Electronics Industry, Ltd..........   172,000   1,741,014
    Japan Cash Machine Co., Ltd.......................     1,300      10,799
#*  Japan Communications, Inc.........................   136,700     203,257
    Japan Digital Laboratory Co., Ltd.................    31,000     412,558
#*  Japan Display, Inc................................   538,800   1,246,590
#   Japan Drilling Co., Ltd...........................    19,000     392,701
    Japan Exchange Group, Inc.........................   273,600   3,889,757

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Japan Foundation Engineering Co., Ltd.............    30,100 $  116,118
#   Japan Material Co., Ltd...........................     9,600    183,781
    Japan Medical Dynamic Marketing, Inc..............    24,300    146,579
    Japan Oil Transportation Co., Ltd.................     2,000      3,973
    Japan Petroleum Exploration Co., Ltd..............    38,000    987,075
#   Japan Property Management Center Co., Ltd.........     7,300     81,860
    Japan Pulp & Paper Co., Ltd.......................   178,000    491,596
#   Japan Radio Co., Ltd..............................   178,000    487,129
    Japan Securities Finance Co., Ltd.................    41,200    188,229
    Japan Steel Works, Ltd. (The).....................   767,000  2,448,635
    Japan Tobacco, Inc................................   248,700  9,740,017
    Japan Transcity Corp..............................    82,000    265,146
    Japan Wool Textile Co., Ltd. (The)................   182,000  1,275,099
#   Jastec Co., Ltd...................................     4,300     34,949
    JBCC Holdings, Inc................................    41,200    236,107
    JCU Corp..........................................    14,700    475,301
    Jeol, Ltd.........................................   262,000  1,482,372
#   JFE Holdings, Inc.................................   579,408  7,854,469
    JGC Corp..........................................   315,000  4,996,833
    Jimoto Holdings, Inc..............................   171,900    258,557
#   Jin Co., Ltd......................................    21,000    901,933
    JK Holdings Co., Ltd..............................    15,300     61,841
#   JMS Co., Ltd......................................    40,000     95,486
#   Joban Kosan Co., Ltd..............................    65,000     82,511
    Joshin Denki Co., Ltd.............................    77,000    619,458
    Joyo Bank, Ltd. (The).............................   710,000  2,883,442
#   JP-Holdings, Inc..................................   105,700    274,747
    JSP Corp..........................................    27,700    537,109
    JSR Corp..........................................   330,300  4,796,718
    JTEKT Corp........................................   350,100  5,648,699
#   Juki Corp.........................................   102,499    823,892
    Juroku Bank, Ltd. (The)...........................   963,000  3,455,498
    Justsystems Corp..................................    56,700    416,509
#   JVC Kenwood Corp..................................   392,570    920,267
    JX Holdings, Inc.................................. 2,450,170  9,357,205
    K&O Energy Group, Inc.............................    29,700    380,570
#   K's Holdings Corp.................................   107,220  3,652,005
    kabu.com Securities Co., Ltd......................   461,600  1,396,827
    Kabuki-Za Co., Ltd................................     1,000     41,556
*   Kadokawa Dwango...................................    76,753  1,136,642
    Kaga Electronics Co., Ltd.........................    62,900    787,166
#   Kagome Co., Ltd...................................    56,200    970,697
    Kajima Corp.......................................   402,000  2,274,001
#   Kakaku.com, Inc...................................   131,900  2,558,997
#   Kaken Pharmaceutical Co., Ltd.....................    56,500  3,731,962
    Kakiyasu Honten Co., Ltd..........................     1,200     19,626
    Kameda Seika Co., Ltd.............................    27,000  1,124,448
    Kamei Corp........................................    71,800    670,277
    Kamigumi Co., Ltd.................................   501,000  4,515,022
    Kanaden Corp......................................    30,800    229,850
#   Kanagawa Chuo Kotsu Co., Ltd......................    39,000    235,453
#   Kanamoto Co., Ltd.................................    85,300  2,087,290
    Kandenko Co., Ltd.................................   310,000  1,889,270

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Kaneka Corp.......................................   686,000 $ 6,565,226
    Kaneko Seeds Co., Ltd.............................       900       8,123
    Kanematsu Corp.................................... 1,410,000   2,245,967
    Kanematsu Electronics, Ltd........................    17,200     291,688
*   Kansai Electric Power Co., Inc. (The).............   296,100   3,218,816
    Kansai Paint Co., Ltd.............................   162,000   2,263,373
    Kansai Super Market, Ltd..........................     1,500      10,013
    Kansai Urban Banking Corp.........................    79,200     827,970
    Kanto Denka Kogyo Co., Ltd........................   154,000   1,187,521
    Kao Corp..........................................   101,100   5,425,565
#*  Kappa Create Co., Ltd.............................     7,900      80,183
    Kasai Kogyo Co., Ltd..............................    81,300   1,063,189
    Katakura & Co-op Agri Corp........................    20,000      37,676
#   Katakura Industries Co., Ltd......................    73,600     717,031
    Kato Sangyo Co., Ltd..............................    70,800   1,758,009
    Kato Works Co., Ltd...............................   149,128     557,748
#   KAWADA TECHNOLOGIES, Inc..........................    14,700     434,344
    Kawai Musical Instruments Manufacturing Co., Ltd..    20,600     351,553
    Kawakin Holdings Co., Ltd.........................    10,000      21,831
    Kawasaki Heavy Industries, Ltd.................... 1,248,000   3,864,401
    Kawasaki Kasei Chemicals, Ltd.....................    23,000      29,998
    Kawasaki Kinkai Kisen Kaisha, Ltd.................    28,000      80,766
#   Kawasaki Kisen Kaisha, Ltd........................ 2,743,000   4,924,334
    Kawasumi Laboratories, Inc........................    30,800     263,448
    KDDI Corp.........................................   620,700  15,717,742
    Keihan Electric Railway Co., Ltd..................   769,000   4,823,443
    Keihanshin Building Co., Ltd......................   104,400     560,711
    Keihin Co., Ltd...................................   107,000     150,733
    Keihin Corp.......................................   158,700   2,499,429
    Keikyu Corp.......................................   199,000   1,649,183
    Keio Corp.........................................   257,000   2,284,036
    Keisei Electric Railway Co., Ltd..................   233,000   3,097,535
    Keiyo Bank, Ltd. (The)............................   768,000   3,328,960
#   Keiyo Co., Ltd....................................   102,300     431,535
    Kenedix, Inc......................................   436,300   1,772,700
    Kenko Mayonnaise Co., Ltd.........................    15,000     292,524
    Kewpie Corp.......................................   143,900   3,147,967
    KEY Coffee, Inc...................................    39,400     633,725
    Keyence Corp......................................     4,905   2,314,597
    KFC Holdings Japan, Ltd...........................     5,000      81,948
*   KI Holdings Co., Ltd..............................    20,000      67,977
    Kikkoman Corp.....................................   101,050   3,368,397
#   Kimoto Co., Ltd...................................   123,000     235,966
    Kimura Chemical Plants Co., Ltd...................    17,000      56,372
    Kimura Unity Co., Ltd.............................     2,000      20,752
    Kinden Corp.......................................   232,600   2,884,489
    King Jim Co., Ltd.................................     3,500      22,571
#*  Kinki Sharyo Co., Ltd. (The)......................    64,000     188,724
*   Kintetsu Department Store Co., Ltd................    38,000     101,245
    Kintetsu Group Holdings Co., Ltd..................   794,000   3,274,131
#   Kintetsu World Express, Inc.......................    77,600   1,270,421
    Kinugawa Rubber Industrial Co., Ltd...............   159,000     833,219
    Kirin Holdings Co., Ltd...........................   670,780   9,525,779

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Kirindo Holdings Co., Ltd.........................     6,600 $   52,383
    Kissei Pharmaceutical Co., Ltd....................    14,200    324,520
    Kita-Nippon Bank, Ltd. (The)......................    19,500    514,069
    Kitagawa Iron Works Co., Ltd......................   286,000    534,015
    Kitamura Co., Ltd.................................       900      6,280
    Kitano Construction Corp..........................   102,000    252,245
#   Kito Corp.........................................    52,100    423,692
    Kitz Corp.........................................   283,800  1,270,072
    Kiyo Bank, Ltd. (The).............................   168,600  2,172,506
#*  KLab, Inc.........................................    53,500    332,091
*   KNT-CT Holdings Co., Ltd..........................   322,000    554,858
    Koa Corp..........................................    99,600    774,836
    Koatsu Gas Kogyo Co., Ltd.........................    42,000    207,073
    Kobayashi Pharmaceutical Co., Ltd.................    21,200  1,806,377
#   Kobe Bussan Co., Ltd..............................     7,200    170,264
*   Kobe Electric Railway Co., Ltd....................     8,000     23,893
    Kobe Steel, Ltd................................... 7,178,000  6,975,261
    Kobelco Eco-Solutions Co., Ltd....................    32,000    120,654
    Kogi Corp.........................................    13,000     18,573
    Kohnan Shoji Co., Ltd.............................    82,400  1,185,854
    Kohsoku Corp......................................    15,800    129,899
    Koike Sanso Kogyo Co., Ltd........................    40,000    101,660
    Koito Manufacturing Co., Ltd......................   151,300  7,010,243
*   Kojima Co., Ltd...................................   125,000    286,280
#   Kokusai Co., Ltd..................................    14,500    182,838
    Kokuyo Co., Ltd...................................   258,964  2,779,490
#   KOMAIHALTEC, Inc..................................   121,000    233,838
    Komatsu Seiren Co., Ltd...........................    84,600    445,355
    Komatsu Wall Industry Co., Ltd....................     2,800     43,460
    Komatsu, Ltd......................................   663,200  9,915,966
#   Komehyo Co., Ltd..................................    10,700    160,726
    Komeri Co., Ltd...................................   101,400  2,013,694
    Komori Corp.......................................   146,100  1,647,781
    Konaka Co., Ltd...................................    66,180    339,873
    Konami Holdings Corp..............................   173,162  4,009,844
    Kondotec, Inc.....................................    37,400    234,090
    Konica Minolta, Inc...............................   726,800  6,126,176
    Konishi Co., Ltd..................................    49,000    988,321
    Konoike Transport Co., Ltd........................    78,400    975,808
    Kosaido Co., Ltd..................................       600      1,935
    Kose Corp.........................................    49,800  4,628,898
#   Kosei Securities Co., Ltd.........................   168,000    230,615
#   Koshidaka Holdings Co., Ltd.......................    10,200    185,895
    Kotobuki Spirits Co., Ltd.........................     8,000    366,635
    Kourakuen Holdings Corp...........................     6,900     87,723
    Krosaki Harima Corp...............................   156,000    330,560
    KRS Corp..........................................    13,900    298,669
    KU Holdings Co., Ltd..............................    15,600    104,169
    Kubota Corp.......................................    86,000  1,271,079
#   Kubota Corp. Sponsored ADR........................    43,382  3,192,915
    Kumagai Gumi Co., Ltd.............................   770,000  2,276,547
    Kumiai Chemical Industry Co., Ltd.................    63,000    692,099
    Kura Corp.........................................    30,500  1,285,586

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kurabo Industries, Ltd............................ 638,000 $1,089,776
    Kuraray Co., Ltd.................................. 294,600  3,553,533
#   Kureha Corp....................................... 512,000  1,808,879
#   Kurimoto, Ltd..................................... 372,000    667,432
    Kurita Water Industries, Ltd...................... 167,700  3,566,836
    Kuriyama Holdings Corp............................  11,200    138,069
#   Kuroda Electric Co., Ltd..........................  95,700  1,546,330
    Kusuri No Aoki Co., Ltd...........................  23,400  1,010,634
    KYB Corp.......................................... 686,000  1,978,423
    Kyocera Corp......................................  73,530  3,066,154
    Kyocera Corp. Sponsored ADR.......................  56,000  2,237,200
    Kyodo Printing Co., Ltd........................... 225,000    593,308
    Kyoei Sangyo Co., Ltd.............................  21,000     25,880
    Kyoei Steel, Ltd..................................  71,700  1,248,872
    Kyokuto Boeki Kaisha, Ltd.........................  71,796    144,136
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  92,700    914,840
#   Kyokuto Securities Co., Ltd.......................  62,100    712,015
    Kyokuyo Co., Ltd.................................. 218,000    494,724
    KYORIN Holdings, Inc.............................. 113,500  2,101,413
    Kyoritsu Maintenance Co., Ltd.....................  36,887  2,779,173
    Kyoritsu Printing Co., Ltd........................  74,200    185,054
    Kyosan Electric Manufacturing Co., Ltd............ 140,000    396,617
#   Kyoto Kimono Yuzen Co., Ltd.......................  20,500    147,000
    Kyowa Electronic Instruments Co., Ltd.............  46,600    143,050
    Kyowa Exeo Corp................................... 243,200  2,503,023
    Kyowa Hakko Kirin Co., Ltd........................ 174,000  2,522,483
    Kyowa Leather Cloth Co., Ltd......................   4,100     29,850
#   Kyudenko Corp..................................... 110,000  2,193,014
*   Kyushu Electric Power Co., Inc.................... 176,500  1,907,333
*   Kyushu Financial Group, Inc....................... 789,200  4,922,746
#   LAC Co., Ltd......................................  13,800    170,412
    Land Business Co., Ltd............................  17,200     46,321
#*  Laox Co., Ltd..................................... 253,000    390,706
    Lasertec Corp.....................................  58,800    560,526
    Lawson, Inc.......................................  34,400  2,716,101
    LEC, Inc..........................................  18,400    201,686
*   Leopalace21 Corp.................................. 608,500  3,370,237
#   Life Corp.........................................  30,100    665,426
#   Link And Motivation, Inc..........................  51,100     49,151
    Lintec Corp....................................... 110,100  2,232,996
    Lion Corp......................................... 360,000  3,346,259
#*  Livesense, Inc....................................  13,900     36,729
    LIXIL Group Corp.................................. 253,619  5,352,669
    Lonseal Corp......................................  23,000     28,507
    Look, Inc......................................... 102,000    130,612
    M3, Inc...........................................  56,300  1,291,269
    Mabuchi Motor Co., Ltd............................   7,600    410,315
*   Macnica Fuji Electronics Holdings, Inc............ 100,850  1,243,548
#   Maeda Corp........................................ 404,000  2,495,727
    Maeda Kosen Co., Ltd..............................  39,700    379,887
    Maeda Road Construction Co., Ltd.................. 156,000  2,439,882
    Maezawa Kasei Industries Co., Ltd.................  31,100    268,144
    Maezawa Kyuso Industries Co., Ltd.................  16,400    193,557

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd...................   365,000 $ 2,401,354
    Makita Corp.......................................    92,800   5,223,404
    Makita Corp. Sponsored ADR........................    12,396     692,874
    Mamezou Holdings Co., Ltd.........................     4,200      23,887
#   Mamiya-Op Co., Ltd................................   148,000     210,998
    Mandom Corp.......................................    31,800   1,306,737
    Mani, Inc.........................................    16,500     263,478
    Mars Engineering Corp.............................    29,100     499,203
    Marubeni Corp..................................... 1,937,859   9,268,544
    Marubun Corp......................................    50,700     346,629
#   Marudai Food Co., Ltd.............................   377,000   1,410,537
#*  Maruei Department Store Co., Ltd..................    27,000      21,655
#   Marufuji Sheet Piling Co., Ltd....................    16,000      32,544
    Maruha Nichiro Corp...............................    99,282   1,889,018
    Marui Group Co., Ltd..............................   353,300   5,605,280
    Maruka Machinery Co., Ltd.........................    15,600     191,950
    Marusan Securities Co., Ltd.......................   127,800   1,295,712
    Maruwa Co., Ltd...................................    30,100     654,922
    Maruyama Manufacturing Co., Inc...................   106,000     165,481
#*  Maruzen CHI Holdings Co., Ltd.....................     6,400      17,712
    Maruzen Showa Unyu Co., Ltd.......................   140,000     488,892
#   Marvelous, Inc....................................    57,700     417,655
    Matsuda Sangyo Co., Ltd...........................    34,962     409,976
    Matsui Construction Co., Ltd......................    43,400     242,605
#   Matsui Securities Co., Ltd........................    82,900     717,445
    Matsumotokiyoshi Holdings Co., Ltd................    84,300   3,945,105
#   Matsuya Co., Ltd..................................     8,000      63,575
    Matsuya Foods Co., Ltd............................    18,700     445,026
    Max Co., Ltd......................................    62,000     621,823
    Maxvalu Nishinihon Co., Ltd.......................       900      12,499
#   Maxvalu Tokai Co., Ltd............................    15,100     232,401
    Mazda Motor Corp..................................   782,300  14,236,072
#*  McDonald's Holdings Co. Japan, Ltd................    44,700     881,631
#   MEC Co., Ltd......................................    37,800     240,741
#   Medical System Network Co., Ltd...................    17,000      79,823
    Medipal Holdings Corp.............................   257,700   4,179,808
#   Megachips Corp....................................    60,500     526,091
#   Megmilk Snow Brand Co., Ltd.......................   127,200   3,321,230
    Meidensha Corp....................................   622,000   2,411,857
    MEIJI Holdings Co., Ltd...........................   124,620  10,460,347
    Meiji Shipping Co., Ltd...........................    32,900     114,660
*   Meiko Electronics Co., Ltd........................    54,300     130,369
    Meiko Network Japan Co., Ltd......................    34,700     324,468
    Meisei Industrial Co., Ltd........................   110,200     411,287
    Meitec Corp.......................................    37,000   1,247,190
    Meito Sangyo Co., Ltd.............................    12,900     146,042
#   Meiwa Corp........................................    61,200     199,251
    Meiwa Estate Co., Ltd.............................    26,500     112,832
    Melco Holdings, Inc...............................    37,600     658,411
    Mesco, Inc........................................     6,000      43,357
    Message Co., Ltd..................................    36,700   1,064,199
    Michinoku Bank, Ltd. (The)........................   798,091   1,311,202
#   Micronics Japan Co., Ltd..........................    86,500     813,483

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
    Mie Bank, Ltd. (The)................................   298,000 $   584,308
    Mikuni Corp.........................................    31,200     101,282
    Milbon Co., Ltd.....................................    17,736     644,103
    Mimasu Semiconductor Industry Co., Ltd..............    69,200     602,161
    Minato Bank, Ltd. (The).............................   533,000     877,547
    Minebea Co., Ltd....................................   567,000   4,443,405
#   Ministop Co., Ltd...................................    47,300     838,140
    Miraca Holdings, Inc................................    89,600   3,697,734
    Miraial Co., Ltd....................................     2,100      16,357
    Mirait Holdings Corp................................   221,130   1,722,613
    Miroku Jyoho Service Co., Ltd.......................    42,800     312,679
#   Misawa Homes Co., Ltd...............................   115,000     797,222
    MISUMI Group, Inc...................................   200,700   2,454,393
    Mitani Corp.........................................    26,200     664,816
    Mitani Sekisan Co., Ltd.............................       700       8,943
    Mito Securities Co., Ltd............................   190,200     645,242
    Mitsuba Corp........................................   113,400   1,572,946
    Mitsubishi Chemical Holdings Corp................... 3,248,500  18,117,673
    Mitsubishi Corp.....................................   623,900  10,001,067
    Mitsubishi Electric Corp............................ 1,199,000  11,128,018
    Mitsubishi Estate Co., Ltd..........................   189,073   3,743,016
    Mitsubishi Gas Chemical Co., Inc....................   775,000   3,704,234
    Mitsubishi Heavy Industries, Ltd.................... 2,581,000  10,143,828
    Mitsubishi Kakoki Kaisha, Ltd.......................    87,000     154,771
#   Mitsubishi Logistics Corp...........................   272,000   3,729,666
    Mitsubishi Materials Corp........................... 2,222,200   6,854,593
    Mitsubishi Motors Corp.............................. 1,043,400   8,426,051
    Mitsubishi Nichiyu Forklift Co., Ltd................   100,600     400,897
*   Mitsubishi Paper Mills, Ltd.........................   856,000     590,967
    Mitsubishi Pencil Co., Ltd..........................    33,700   1,550,545
    Mitsubishi Research Institute, Inc..................     6,000     179,196
    Mitsubishi Shokuhin Co., Ltd........................    30,500     718,812
    Mitsubishi Steel Manufacturing Co., Ltd.............   496,000     872,276
    Mitsubishi Tanabe Pharma Corp.......................   169,800   2,790,125
    Mitsubishi UFJ Financial Group, Inc................. 6,194,700  31,765,770
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.. 1,791,677   9,083,802
    Mitsubishi UFJ Lease & Finance Co., Ltd.............   138,700     688,587
    Mitsuboshi Belting, Ltd.............................   116,000     857,267
    Mitsui & Co., Ltd...................................   586,500   6,666,547
    Mitsui & Co., Ltd. Sponsored ADR....................    15,092   3,437,354
    Mitsui Chemicals, Inc............................... 2,209,065   9,670,699
    Mitsui Engineering & Shipbuilding Co., Ltd.......... 2,980,000   4,151,720
    Mitsui Fudosan Co., Ltd.............................   178,000   4,190,275
    Mitsui High-Tec, Inc................................    83,600     427,878
    Mitsui Home Co., Ltd................................    81,000     369,696
    Mitsui Matsushima Co., Ltd..........................   435,000     453,023
    Mitsui Mining & Smelting Co., Ltd................... 2,175,000   3,447,314
    Mitsui OSK Lines, Ltd............................... 2,457,000   4,868,386
    Mitsui Sugar Co., Ltd...............................   247,000   1,129,956
    Mitsui-Soko Holdings Co., Ltd.......................   375,000   1,028,771
#   Mitsumi Electric Co., Ltd...........................   289,300   1,376,140
    Mitsumura Printing Co., Ltd.........................    15,000      29,010
    Mitsuuroko Group Holdings Co., Ltd..................    33,000     156,327

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
#   Miura Co., Ltd....................................     18,600 $   248,452
#   Miyaji Engineering Group, Inc.....................    202,000     298,342
    Miyazaki Bank, Ltd. (The).........................    480,000   1,333,351
#   Miyoshi Oil & Fat Co., Ltd........................    274,000     281,651
    Mizuho Financial Group, Inc....................... 17,400,060  30,105,920
    Mizuno Corp.......................................    324,605   1,558,985
    Mochida Pharmaceutical Co., Ltd...................     24,299   1,879,224
#   Modec, Inc........................................     56,900     675,271
    Monex Group, Inc..................................    583,800   1,481,468
#   Money Partners Group Co., Ltd.....................     39,300     135,055
    MONEY SQUARE HOLDINGS, Inc........................        900       9,823
    Monogatari Corp. (The)............................     14,400     614,745
#   MonotaRO Co., Ltd.................................     97,000   2,242,363
#   MORESCO Corp......................................     22,400     290,693
    Mori Seiki Co., Ltd...............................    307,400   2,986,714
    Morinaga & Co., Ltd...............................    450,000   2,478,700
    Morinaga Milk Industry Co., Ltd...................    628,000   2,865,591
    Morita Holdings Corp..............................     80,900     820,401
    Morito Co., Ltd...................................      6,000      43,916
    Morozoff, Ltd.....................................     48,000     171,409
    Mory Industries, Inc..............................     69,000     178,514
#*  Mr Max Corp.......................................     50,900     131,408
    MS&AD Insurance Group Holdings, Inc...............    220,074   5,977,428
#   MTI, Ltd..........................................     58,200     356,248
    Murata Manufacturing Co., Ltd.....................     38,900   4,499,480
    Musashi Seimitsu Industry Co., Ltd................     76,500   1,540,557
    Musashino Bank, Ltd. (The)........................     96,100   3,039,368
    Mutoh Holdings Co., Ltd...........................     93,000     192,487
    N Field Co., Ltd..................................      5,000      43,933
    Nabtesco Corp.....................................    152,200   2,633,379
#   NAC Co., Ltd......................................     36,100     271,180
    Nachi-Fujikoshi Corp..............................    573,000   2,199,481
    Nafco Co., Ltd....................................        200       3,098
    Nagaileben Co., Ltd...............................     17,200     274,683
#   Nagano Bank, Ltd. (The)...........................    281,000     439,210
    Nagano Keiki Co., Ltd.............................      5,700      31,596
    Nagase & Co., Ltd.................................    272,400   3,262,777
    Nagatanien Holdings Co., Ltd......................     15,000     130,235
    Nagawa Co., Ltd...................................        400      11,606
    Nagoya Railroad Co., Ltd..........................    769,000   3,507,180
#*  Naigai Co., Ltd...................................    132,000      52,733
    Nakabayashi Co., Ltd..............................     97,000     219,116
    Nakamuraya Co., Ltd...............................     47,000     183,169
    Nakanishi, Inc....................................     13,900     543,058
    Nakano Corp.......................................     10,400      57,586
*   Nakayama Steel Works, Ltd.........................    965,000     531,865
    Namura Shipbuilding Co., Ltd......................     50,148     366,323
    Nankai Electric Railway Co., Ltd..................    570,000   3,364,538
    Nanto Bank, Ltd. (The)............................    680,000   1,976,951
    Natori Co., Ltd...................................     10,400     150,508
    NDS Co., Ltd......................................     69,000     173,461
    NEC Capital Solutions, Ltd........................     27,800     395,646
    NEC Corp..........................................  5,076,800  13,446,069

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    NEC Networks & System Integration Corp............  73,100 $1,209,648
    NET One Systems Co., Ltd.......................... 194,900  1,096,801
    Neturen Co., Ltd.................................. 105,100    789,170
#*  New Japan Chemical Co., Ltd.......................  57,600     71,630
*   New Japan Radio Co., Ltd..........................  53,700    205,692
    Nexon Co., Ltd.................................... 125,900  2,043,515
#   Next Co., Ltd.....................................  81,400    851,499
#   Nexyz Corp........................................   3,700     22,248
    NGK Insulators, Ltd............................... 155,000  3,240,838
    NGK Spark Plug Co., Ltd........................... 144,500  3,414,017
    NH Foods, Ltd..................................... 245,000  4,754,049
    NHK Spring Co., Ltd............................... 422,100  4,160,083
    Nice Holdings, Inc................................ 214,000    281,179
    Nichi-iko Pharmaceutical Co., Ltd................. 106,650  2,459,824
    Nichia Steel Works, Ltd...........................  41,000     93,376
    Nichias Corp...................................... 256,000  1,569,095
    Nichiban Co., Ltd.................................  64,000    320,243
    Nichicon Corp..................................... 185,300  1,270,905
    Nichiden Corp.....................................   7,200    170,458
    Nichiha Corp......................................  72,800  1,052,927
#   Nichii Gakkan Co.................................. 126,900    906,385
    Nichimo Co., Ltd..................................  48,000     68,955
    Nichirei Corp..................................... 779,000  5,801,559
    Nichireki Co., Ltd................................  91,000    689,343
    Nichirin Co., Ltd.................................   5,500     65,876
    Nidec Corp........................................  35,678  2,434,253
    Nidec Corp. Sponsored ADR.........................  20,578    351,061
    Nifco, Inc........................................ 118,700  5,754,497
    NIFTY Corp........................................  17,500    161,532
#   Nihon Chouzai Co., Ltd............................  13,760    546,478
#   Nihon Dempa Kogyo Co., Ltd........................  64,400    389,988
    Nihon Eslead Corp.................................  17,700    159,809
#   Nihon Flush Co., Ltd..............................  14,100    128,969
#   Nihon House Holdings Co., Ltd..................... 139,400    491,482
    Nihon Kagaku Sangyo Co., Ltd......................  11,000     75,503
    Nihon Kohden Corp................................. 110,000  2,473,601
    Nihon M&A Center, Inc.............................  55,300  2,618,330
#   Nihon Nohyaku Co., Ltd............................ 135,400    829,105
    Nihon Parkerizing Co., Ltd........................ 184,900  1,754,171
    Nihon Plast Co., Ltd..............................  33,900    265,288
    Nihon Tokushu Toryo Co., Ltd......................  26,600    219,778
    Nihon Trim Co., Ltd...............................  16,300    562,618
#   Nihon Unisys, Ltd................................. 174,700  1,863,966
    Nihon Yamamura Glass Co., Ltd..................... 259,000    368,114
    Nikkiso Co., Ltd.................................. 213,500  1,415,039
    Nikko Co., Ltd....................................  56,000    171,502
    Nikkon Holdings Co., Ltd.......................... 168,100  3,035,166
#   Nikon Corp........................................ 298,100  4,385,488
    Nintendo Co., Ltd.................................   8,900  1,247,902
    Nippo Corp........................................ 181,000  2,688,551
    Nippon Air Conditioning Services Co., Ltd.........   6,300     64,837
    Nippon Beet Sugar Manufacturing Co., Ltd.......... 435,000    726,105
    Nippon Carbide Industries Co., Inc................ 256,000    286,922

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
#   Nippon Carbon Co., Ltd..............................   299,000 $   591,248
#   Nippon Ceramic Co., Ltd.............................    12,000     182,933
#   Nippon Chemi-Con Corp...............................   505,000     782,869
    Nippon Chemical Industrial Co., Ltd.................   249,000     494,718
    Nippon Chemiphar Co., Ltd...........................    70,000     330,652
    Nippon Chutetsukan K.K..............................    46,000      58,490
#   Nippon Coke & Engineering Co., Ltd..................   567,400     397,892
#   Nippon Concrete Industries Co., Ltd.................   141,200     385,363
*   Nippon Denko Co., Ltd...............................   409,750     660,897
    Nippon Densetsu Kogyo Co., Ltd......................    83,200   1,617,240
    Nippon Electric Glass Co., Ltd......................   914,000   4,730,562
    Nippon Express Co., Ltd.............................   829,000   3,883,247
    Nippon Felt Co., Ltd................................    15,100      61,341
    Nippon Filcon Co., Ltd..............................    16,300      61,913
    Nippon Fine Chemical Co., Ltd.......................    30,400     199,993
    Nippon Flour Mills Co., Ltd.........................   508,000   3,698,016
#   Nippon Gas Co., Ltd.................................    58,600   1,307,615
    Nippon Hume Corp....................................    71,500     393,506
    Nippon Kanzai Co., Ltd..............................    16,000     245,787
    Nippon Kasei Chemical Co., Ltd......................    26,000      25,782
    Nippon Kayaku Co., Ltd..............................   371,000   3,974,772
#*  Nippon Kinzoku Co., Ltd.............................   216,000     203,154
#   Nippon Kodoshi Corp.................................    11,200      88,109
#   Nippon Koei Co., Ltd................................   233,000     825,246
#   Nippon Koshuha Steel Co., Ltd.......................   271,000     183,540
    Nippon Light Metal Holdings Co., Ltd................ 1,710,100   2,961,211
    Nippon Paint Holdings Co., Ltd......................    79,900   1,527,230
#   Nippon Paper Industries Co., Ltd....................   318,102   5,110,060
#   Nippon Parking Development Co., Ltd.................   335,600     339,902
    Nippon Pillar Packing Co., Ltd......................    55,500     428,939
    Nippon Piston Ring Co., Ltd.........................    25,100     391,104
    Nippon Rietec Co., Ltd..............................     3,000      21,659
    Nippon Road Co., Ltd. (The).........................   204,000     951,666
    Nippon Seiki Co., Ltd...............................    64,000   1,405,459
    Nippon Seisen Co., Ltd..............................    60,000     245,503
#*  Nippon Sharyo, Ltd..................................   264,000     526,936
#*  Nippon Sheet Glass Co., Ltd......................... 2,292,000   1,690,448
    Nippon Shokubai Co., Ltd............................    45,400   2,967,521
    Nippon Signal Co., Ltd..............................   119,600   1,148,364
    Nippon Soda Co., Ltd................................   420,000   2,262,598
    Nippon Steel & Sumikin Bussan Corp..................   605,000   1,965,792
    Nippon Steel & Sumitomo Metal Corp..................   733,614  13,149,509
    Nippon Suisan Kaisha, Ltd...........................   922,000   4,821,780
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..   166,000   1,157,894
    Nippon Systemware Co., Ltd..........................     6,700      50,406
    Nippon Telegraph & Telephone Corp...................    80,600   3,431,352
    Nippon Telegraph & Telephone Corp. ADR..............    76,500   3,271,140
    Nippon Thompson Co., Ltd............................   229,000     917,388
    Nippon Tungsten Co., Ltd............................    31,000      44,660
    Nippon Valqua Industries, Ltd.......................   165,000     404,210
#*  Nippon Yakin Kogyo Co., Ltd.........................   347,800     358,487
    Nippon Yusen K.K.................................... 2,421,904   5,195,792
#   Nipro Corp..........................................   435,600   4,331,258

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Nishi-Nippon City Bank, Ltd. (The)................ 2,102,000 $ 4,713,661
#   Nishi-Nippon Railroad Co., Ltd....................   595,000   3,720,409
    Nishimatsu Construction Co., Ltd..................   884,000   3,200,023
    Nishimatsuya Chain Co., Ltd.......................    91,100     786,180
    Nishio Rent All Co., Ltd..........................    53,400   1,387,015
#   Nissan Chemical Industries, Ltd...................   192,700   4,461,238
    Nissan Motor Co., Ltd............................. 2,688,300  26,737,064
    Nissan Shatai Co., Ltd............................   146,100   1,419,766
    Nissan Tokyo Sales Holdings Co., Ltd..............    58,400     147,180
#   Nissei ASB Machine Co., Ltd.......................    28,400     476,685
#   Nissei Build Kogyo Co., Ltd.......................   174,000     537,301
    Nissei Plastic Industrial Co., Ltd................    41,400     303,159
#   Nissha Printing Co., Ltd..........................    94,300   1,701,432
    Nisshin Fudosan Co................................    86,000     283,822
    Nisshin Oillio Group, Ltd. (The)..................   545,000   2,278,093
    Nisshin Seifun Group, Inc.........................   380,545   6,160,366
    Nisshin Steel Co., Ltd............................   340,874   3,242,271
    Nisshinbo Holdings, Inc...........................   449,500   4,525,783
    Nissin Corp.......................................   152,000     439,237
    Nissin Electric Co., Ltd..........................   121,000   1,090,865
    Nissin Foods Holdings Co., Ltd....................    31,175   1,589,176
    Nissin Kogyo Co., Ltd.............................   130,700   1,828,175
    Nissin Sugar Co., Ltd.............................     5,700     213,414
    Nissui Pharmaceutical Co., Ltd....................    22,300     249,250
    Nitori Holdings Co., Ltd..........................    32,300   2,623,593
    Nitta Corp........................................    37,900     965,161
#   Nitta Gelatin, Inc................................    31,400     178,704
    Nittan Valve Co., Ltd.............................    27,500      76,608
    Nittetsu Mining Co., Ltd..........................   199,000     769,115
    Nitto Boseki Co., Ltd.............................   399,000   1,202,501
    Nitto Denko Corp..................................   130,200   7,487,045
#   Nitto FC Co., Ltd.................................    12,700      88,974
    Nitto Kogyo Corp..................................    78,600   1,301,613
    Nitto Kohki Co., Ltd..............................    25,700     489,093
    Nitto Seiko Co., Ltd..............................    47,000     114,310
    Nittoc Construction Co., Ltd......................   114,949     436,322
#   Nittoku Engineering Co., Ltd......................    41,600     365,009
    NJS Co., Ltd......................................     9,000      98,607
    NOF Corp..........................................   342,000   2,430,436
    Nohmi Bosai, Ltd..................................    57,600     669,806
    Nojima Corp.......................................    42,100     505,851
    NOK Corp..........................................   157,800   3,280,666
#   Nomura Co., Ltd...................................    66,100     865,648
    Nomura Holdings, Inc.............................. 1,804,200   9,791,291
    Nomura Holdings, Inc. Sponsored ADR...............   389,917   2,109,451
    Nomura Real Estate Holdings, Inc..................   243,200   4,270,867
    Nomura Research Institute, Ltd....................    47,850   1,736,382
    Noritake Co., Ltd.................................   299,000     641,834
    Noritsu Koki Co., Ltd.............................    94,900     431,693
    Noritz Corp.......................................    90,200   1,396,315
    North Pacific Bank, Ltd........................... 1,083,400   3,325,993
    NS Solutions Corp.................................    73,200   1,659,572
    NS United Kaiun Kaisha, Ltd.......................   383,000     583,406

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    NSD Co., Ltd......................................    68,639 $   997,886
    NSK, Ltd..........................................   741,900   7,688,413
    NTN Corp.......................................... 1,455,000   5,536,298
    NTT Data Corp.....................................    74,100   3,570,446
    NTT DOCOMO, Inc................................... 1,305,900  28,962,560
    NTT DOCOMO, Inc. Sponsored ADR....................    43,500     980,925
    NTT Urban Development Corp........................   123,000   1,207,594
#   Nuflare Technology, Inc...........................    13,000     631,939
#   OAK Capital Corp..................................   146,600     238,837
    Obara Group, Inc..................................    22,600     781,342
    Obayashi Corp.....................................   546,000   4,925,713
    Obayashi Road Corp................................    92,000     581,143
    Obic Co., Ltd.....................................    64,400   3,335,911
    Odakyu Electric Railway Co., Ltd..................   277,000   2,946,290
#   Odelic Co., Ltd...................................    10,100     315,582
#   Oenon Holdings, Inc...............................   180,000     312,680
    Ogaki Kyoritsu Bank, Ltd. (The)...................   940,000   3,293,891
    Ohara, Inc........................................    15,100      70,396
    Ohashi Technica, Inc..............................    12,200     128,690
    Ohba Co., Ltd.....................................     5,500      19,555
#   Ohsho Food Service Corp...........................    26,900     932,098
    OIE Sangyo Co., Ltd...............................     1,200       9,040
    Oiles Corp........................................    60,101     890,820
#   Oita Bank, Ltd. (The).............................   383,000   1,326,557
    Oji Holdings Corp................................. 1,582,000   6,389,028
    Okabe Co., Ltd....................................    93,700     677,583
#   Okamoto Industries, Inc...........................   140,000   1,149,513
    Okamoto Machine Tool Works, Ltd...................    64,000      74,532
    Okamura Corp......................................   144,600   1,314,205
#   Okasan Securities Group, Inc......................   407,000   2,267,476
#   Okaya Electric Industries Co., Ltd................     6,700      22,003
#   Oki Electric Industry Co., Ltd.................... 2,437,000   2,717,658
    Okinawa Cellular Telephone Co.....................     6,900     176,108
    Okinawa Electric Power Co., Inc. (The)............    58,620   1,430,442
#   OKK Corp..........................................   287,000     303,291
#   OKUMA Corp........................................   366,000   2,786,876
    Okumura Corp......................................   472,000   2,483,094
    Okura Industrial Co., Ltd.........................   103,000     266,974
    Okuwa Co., Ltd....................................    38,000     341,113
    Olympic Group Corp................................    18,200      91,799
    Olympus Corp......................................    99,300   3,872,090
    Omron Corp........................................   118,500   3,079,750
    ONO Sokki Co., Ltd................................    23,500     146,610
    Onoken Co., Ltd...................................    49,500     448,311
#   Onward Holdings Co., Ltd..........................   438,000   2,746,286
    Ootoya Holdings Co., Ltd..........................       800      13,836
    Open House Co., Ltd...............................    10,400     196,226
#   OPT Holding, Inc..................................    48,000     252,602
#   Optex Co., Ltd....................................    25,000     629,345
    Oracle Corp. Japan................................    19,300     876,524
    Organo Corp.......................................   121,000     454,680
*   Orient Corp.......................................   280,000     527,802
    Oriental Land Co., Ltd............................    45,400   2,899,029

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
#   Origin Electric Co., Ltd..........................    88,000 $  213,356
    ORIX Corp.........................................   148,900  2,105,812
    ORIX Corp. Sponsored ADR..........................       400     28,536
    Osaka Gas Co., Ltd................................   805,000  3,053,229
    Osaka Organic Chemical Industry, Ltd..............    25,400    140,249
    Osaka Soda Co., Ltd...............................   204,000    783,074
#   Osaka Steel Co., Ltd..............................    42,300    746,231
#   OSAKA Titanium Technologies Co., Ltd..............    34,100    557,479
#   Osaki Electric Co., Ltd...........................   131,000    661,267
#   OSG Corp..........................................   242,400  4,028,536
    OSJB Holdings Corp................................    39,200     72,539
    Otsuka Corp.......................................    34,300  1,701,586
    Otsuka Holdings Co., Ltd..........................   179,500  6,038,655
#   Otsuka Kagu, Ltd..................................    13,500    152,888
#   Outsourcing, Inc..................................    12,200    341,321
    Oyo Corp..........................................    40,300    395,307
    Pacific Industrial Co., Ltd.......................   130,300  1,337,582
#*  Pacific Metals Co., Ltd...........................   586,000  1,442,767
    Pack Corp. (The)..................................    29,100    590,311
    Pal Co., Ltd......................................    40,600    841,228
    PALTAC Corp.......................................   115,958  2,007,888
    PanaHome Corp.....................................   235,000  1,711,799
    Panasonic Corp....................................   792,300  7,439,820
#   Panasonic Corp. Sponsored ADR.....................   198,153  1,850,749
    Panasonic Industrial Devices SUNX Co., Ltd........    46,400    240,986
    Paramount Bed Holdings Co., Ltd...................    42,400  1,462,157
    Parco Co., Ltd....................................    78,400    665,103
    Paris Miki Holdings, Inc..........................    50,000    192,645
    Park24 Co., Ltd...................................   107,300  2,989,111
    Pasco Corp........................................    59,000    240,975
    Pasona Group, Inc.................................    68,100    442,288
#   PC Depot Corp.....................................    28,600    240,540
    Pegasus Sewing Machine Manufacturing Co., Ltd.....    41,600    176,184
    Penta-Ocean Construction Co., Ltd.................   623,200  2,495,993
    PIA Corp..........................................     1,500     29,181
#   Pigeon Corp.......................................    94,600  2,031,325
    Pilot Corp........................................    53,400  2,022,073
    Piolax, Inc.......................................    23,300  1,211,607
#*  Pioneer Corp...................................... 1,102,200  2,575,882
    Plenus Co., Ltd...................................    56,900    878,386
#   Pocket Card Co., Ltd..............................    68,000    294,616
    Pola Orbis Holdings, Inc..........................    31,800  2,186,588
    Poletowin Pitcrew Holdings, Inc...................    10,100     88,898
    Press Kogyo Co., Ltd..............................   325,500  1,322,964
    Pressance Corp....................................    21,800    707,999
    Prestige International, Inc.......................    50,100    489,217
    Prima Meat Packers, Ltd...........................   558,000  1,499,803
    Pronexus, Inc.....................................    30,900    255,398
    Proto Corp........................................    18,100    258,050
#   PS Mitsubishi Construction Co., Ltd...............    76,900    236,849
    Qol Co., Ltd......................................    23,500    344,329
    Raito Kogyo Co., Ltd..............................   152,000  1,329,462
*   Rakuten, Inc......................................   179,800  1,858,214

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#*  Rasa Industries, Ltd..............................   248,000 $   242,663
#   Raysum Co., Ltd...................................    32,500     281,636
    Relo Holdings, Inc................................    18,000   2,155,226
    Renaissance, Inc..................................    14,100     146,703
    Rengo Co., Ltd....................................   756,710   3,248,371
#*  Renown, Inc.......................................   211,400     194,420
    Resona Holdings, Inc.............................. 2,183,200  10,040,014
    Resorttrust, Inc..................................   121,100   3,051,071
    Rheon Automatic Machinery Co., Ltd................    32,800     208,288
    Rhythm Watch Co., Ltd.............................   121,000     148,702
#   Riberesute Corp...................................    11,600      68,919
    Ricoh Co., Ltd.................................... 1,539,119  14,880,990
    Ricoh Leasing Co., Ltd............................    47,700   1,488,654
#   Right On Co., Ltd.................................    35,700     450,076
    Riken Corp........................................   289,000     982,640
    Riken Keiki Co., Ltd..............................    15,600     156,637
    Riken Technos Corp................................   108,800     344,430
    Riken Vitamin Co., Ltd............................    12,600     405,069
    Ringer Hut Co., Ltd...............................    18,300     376,285
    Rinnai Corp.......................................    16,300   1,496,884
    Rion Co., Ltd.....................................    17,300     276,750
    Riso Kagaku Corp..................................    74,558   1,029,988
#*  Riso Kyoiku Co., Ltd..............................    59,950     162,583
    Rock Field Co., Ltd...............................    25,200     647,851
    Rohm Co., Ltd.....................................    75,600   3,435,703
    Rohto Pharmaceutical Co., Ltd.....................   167,400   3,125,185
    Rokko Butter Co., Ltd.............................     9,500     122,422
    Roland DG Corp....................................    37,900     751,701
    Round One Corp....................................   259,800   1,269,481
#   Royal Holdings Co., Ltd...........................    53,500     989,107
    Ryobi, Ltd........................................   501,000   2,064,016
    Ryoden Trading Co., Ltd...........................    98,000     609,691
    Ryohin Keikaku Co., Ltd...........................    15,575   3,303,466
    Ryosan Co., Ltd...................................   119,200   3,228,509
#   Ryoyo Electro Corp................................    31,500     312,182
#   S Foods, Inc......................................    38,900     791,092
#   Sac's Bar Holdings, Inc...........................    44,600     661,336
    Saibu Gas Co., Ltd................................   422,000     930,118
    Saizeriya Co., Ltd................................    70,000   1,474,214
    Sakai Chemical Industry Co., Ltd..................   283,000     874,638
    Sakai Heavy Industries, Ltd.......................   106,000     174,621
#   Sakai Moving Service Co., Ltd.....................    26,600     636,291
    Sakai Ovex Co., Ltd...............................   189,000     332,702
    Sakata INX Corp...................................   108,500   1,034,302
#   Sakata Seed Corp..................................    87,900   2,146,721
    Sala Corp.........................................    56,500     305,246
#   SAMTY Co., Ltd....................................    33,000     323,878
    San Holdings, Inc.................................     1,800      22,082
    San-A Co., Ltd....................................    37,800   1,744,536
    San-Ai Oil Co., Ltd...............................   168,000   1,302,795
    San-In Godo Bank, Ltd. (The)......................   375,000   2,707,657
#   Sanden Holdings Corp..............................   442,000   1,208,917
    Sanei Architecture Planning Co., Ltd..............     8,700      86,273

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Sangetsu Co., Ltd.................................   130,600 $2,241,274
    Sanken Electric Co., Ltd..........................   398,000  1,259,798
    Sanki Engineering Co., Ltd........................   141,600  1,153,979
#   Sanko Marketing Foods Co., Ltd....................    10,800     79,431
    Sanko Metal Industrial Co., Ltd...................    38,000     76,928
    Sankyo Co., Ltd...................................    64,200  2,455,259
#   Sankyo Seiko Co., Ltd.............................    63,200    223,777
    Sankyo Tateyama, Inc..............................    81,400    977,081
    Sankyu, Inc.......................................   814,000  4,008,993
    Sanoh Industrial Co., Ltd.........................    71,600    414,878
#   Sanrio Co., Ltd...................................    58,500  1,354,665
#   Sansha Electric Manufacturing Co., Ltd............    30,300    168,116
    Sanshin Electronics Co., Ltd......................   100,000    967,947
    Santen Pharmaceutical Co., Ltd....................    95,000  1,517,617
    Sanwa Holdings Corp...............................   528,300  3,745,382
    Sanyo Chemical Industries, Ltd....................   197,000  1,529,524
    Sanyo Denki Co., Ltd..............................   131,000    680,050
    Sanyo Electric Railway Co., Ltd...................    74,000    284,311
    Sanyo Housing Nagoya Co., Ltd.....................    19,600    170,416
    Sanyo Industries, Ltd.............................    15,000     20,836
#   Sanyo Shokai, Ltd.................................   395,000    997,786
    Sanyo Special Steel Co., Ltd......................   401,000  1,951,591
    Sapporo Holdings, Ltd............................. 1,104,000  4,923,362
#   Sata Construction Co., Ltd........................    29,000     98,827
    Sato Holdings Corp................................    54,000  1,117,839
    Sato Restaurant Systems Co., Ltd..................    37,300    276,229
    Sato Shoji Corp...................................    21,300    125,547
    Satori Electric Co., Ltd..........................    53,300    317,077
    Sawada Holdings Co., Ltd..........................    60,100    573,419
    Sawai Pharmaceutical Co., Ltd.....................    53,300  3,696,259
    Saxa Holdings, Inc................................   199,000    322,603
    SBI Holdings, Inc.................................   566,080  5,662,113
#   SBS Holdings, Inc.................................    54,400    379,937
    SCREEN Holdings Co., Ltd..........................   464,000  3,610,987
#   Scroll Corp.......................................    97,500    338,657
    SCSK Corp.........................................    49,659  2,182,083
    Secom Co., Ltd....................................    55,500  3,867,335
    Secom Joshinetsu Co., Ltd.........................     1,500     44,938
    Sega Sammy Holdings, Inc..........................   360,412  3,396,381
    Seibu Electric Industry Co., Ltd..................    16,000     56,529
    Seibu Holdings, Inc...............................    40,600    812,015
    Seika Corp........................................   120,000    282,219
    Seikitokyu Kogyo Co., Ltd.........................   117,499    546,093
    Seiko Epson Corp..................................   435,100  6,101,349
    Seiko Holdings Corp...............................   480,000  2,283,066
    Seino Holdings Co., Ltd...........................   333,400  3,631,772
    Seiren Co., Ltd...................................   109,600  1,141,223
    Sekisui Chemical Co., Ltd.........................   694,000  8,482,131
    Sekisui House, Ltd................................   571,200  8,991,239
    Sekisui Jushi Corp................................    74,400    896,193
    Sekisui Plastics Co., Ltd.........................   156,000    507,612
#   Senko Co., Ltd....................................   287,000  1,839,632
    Senshu Electric Co., Ltd..........................    11,400    152,630

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Senshu Ikeda Holdings, Inc........................   810,360 $ 3,312,776
#   Senshukai Co., Ltd................................    96,400     604,888
    Septeni Holdings Co., Ltd.........................     6,600     149,209
    Seria Co., Ltd....................................    28,500   1,378,607
    Seven & I Holdings Co., Ltd.......................   233,352  10,408,073
    Seven Bank, Ltd...................................   309,600   1,318,581
#*  Sharp Corp........................................ 2,427,000   2,812,381
    Shibaura Electronics Co., Ltd.....................     4,100      56,807
#   Shibaura Mechatronics Corp........................    84,000     153,220
    Shibusawa Warehouse Co., Ltd. (The)...............   128,000     318,904
    Shibuya Corp......................................    34,500     430,555
    Shidax Corp.......................................    17,900      78,516
    Shiga Bank, Ltd. (The)............................   734,000   3,277,462
    Shikibo, Ltd......................................   344,000     315,029
    Shikoku Bank, Ltd. (The)..........................   597,000   1,229,979
    Shikoku Chemicals Corp............................    76,000     652,932
#   Shikoku Electric Power Co., Inc...................   188,500   2,738,787
#   Shima Seiki Manufacturing, Ltd....................    86,200   1,335,407
    Shimachu Co., Ltd.................................   170,100   3,861,600
#   Shimadzu Corp.....................................   313,000   4,846,425
    Shimamura Co., Ltd................................    48,200   5,391,688
    Shimano, Inc......................................    30,400   4,849,555
    Shimizu Bank, Ltd. (The)..........................    18,100     426,056
    Shimizu Corp......................................   368,000   2,852,891
    Shimojima Co., Ltd................................     1,500      13,223
    Shin Nippon Air Technologies Co., Ltd.............    44,600     371,544
    Shin-Etsu Chemical Co., Ltd.......................   153,100   7,819,779
    Shin-Etsu Polymer Co., Ltd........................    92,300     511,549
    Shin-Keisei Electric Railway Co., Ltd.............    29,000     102,516
    Shinagawa Refractories Co., Ltd...................   153,000     311,238
#   Shindengen Electric Manufacturing Co., Ltd........   252,000     909,218
*   Shinkawa, Ltd.....................................    34,400     153,752
    Shinko Electric Industries Co., Ltd...............   305,300   1,868,897
    Shinko Plantech Co., Ltd..........................    93,400     733,900
    Shinko Shoji Co., Ltd.............................    73,000     742,356
#   Shinko Wire Co., Ltd..............................    47,000      60,474
    Shinmaywa Industries, Ltd.........................   237,000   1,914,350
    Shinnihon Corp....................................    88,600     428,680
    Shinsei Bank, Ltd................................. 1,642,000   2,566,392
    Shinsho Corp......................................   145,000     267,590
    Shinwa Co., Ltd...................................     5,000      61,819
    Shionogi & Co., Ltd...............................   198,200   8,649,334
    Ship Healthcare Holdings, Inc.....................   114,000   2,723,478
    Shiroki Corp......................................    93,000     288,881
    Shiseido Co., Ltd.................................   247,100   4,664,315
    Shizuki Electric Co., Inc.........................    29,000     136,158
    Shizuoka Bank, Ltd. (The).........................   548,000   4,783,868
    Shizuoka Gas Co., Ltd.............................   175,200   1,154,546
    Shobunsha Publications, Inc.......................    35,200     206,289
    Shochiku Co., Ltd.................................    49,000     428,240
    Shoei Co., Ltd....................................     3,700      66,910
    Shoei Foods Corp..................................     7,600      93,630
#   Shofu, Inc........................................     8,200      90,444

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#*  Shoko Co., Ltd....................................   161,000 $   105,961
    Showa Aircraft Industry Co., Ltd..................    10,553     100,937
    Showa Corp........................................   182,800   1,610,410
#   Showa Denko KK.................................... 5,018,000   5,498,475
    Showa Sangyo Co., Ltd.............................   158,000     619,756
    Showa Shell Sekiyu K.K............................   379,400   3,096,572
    Siix Corp.........................................    42,500   1,229,778
    Sinanen Holdings Co., Ltd.........................   118,000     448,444
#   Sinfonia Technology Co., Ltd......................   324,000     466,745
    Sinko Industries, Ltd.............................    44,200     575,821
    Sintokogio, Ltd...................................   141,700   1,065,789
    SKY Perfect JSAT Holdings, Inc....................   483,300   2,742,352
    SMC Corp..........................................     7,800   1,766,567
    SMK Corp..........................................   167,000     822,448
    SMS Co., Ltd......................................    38,000     741,638
    SNT Corp..........................................     1,800       8,992
    Soda Nikka Co., Ltd...............................    13,000      54,484
    Sodick Co., Ltd...................................   159,400   1,047,637
    Soft99 Corp.......................................    10,600      67,222
    SoftBank Group Corp...............................   283,732  12,494,257
    Softbank Technology Corp..........................     8,700      91,536
*   Softbrain Co., Ltd................................    48,800      67,300
    Softcreate Holdings Corp..........................     1,500      11,424
    Software Service, Inc.............................     4,600     153,411
    Sogo Medical Co., Ltd.............................    36,000   1,304,062
    Sohgo Security Services Co., Ltd..................    87,700   4,284,421
    Sojitz Corp....................................... 2,738,300   5,914,564
    Sompo Japan Nipponkoa Holdings, Inc...............   268,100   7,950,980
#   Sony Corp.........................................   611,200  14,185,529
    Sony Corp. Sponsored ADR..........................   344,389   8,224,009
    Sony Financial Holdings, Inc......................   175,100   2,897,398
    Sotetsu Holdings, Inc.............................   419,000   2,436,024
    Sotoh Co., Ltd....................................       700       5,785
    Sourcenext Corp...................................    16,300      72,575
    Space Co., Ltd....................................    10,300     104,457
    Sparx Group Co., Ltd..............................   116,200     238,956
    SPK Corp..........................................     5,700      98,692
    Square Enix Holdings Co., Ltd.....................    84,900   2,040,194
    SRA Holdings......................................     1,300      30,493
#   Srg Takamiya Co., Ltd.............................    32,200     109,814
    ST Corp...........................................    14,600     135,403
    St Marc Holdings Co., Ltd.........................    50,200   1,349,224
    Stanley Electric Co., Ltd.........................   280,600   6,175,421
    Star Mica Co., Ltd................................     4,400      52,683
#   Star Micronics Co., Ltd...........................    69,900     764,865
    Start Today Co., Ltd..............................    62,000   1,974,668
    Starts Corp., Inc.................................    63,000   1,230,302
#   Starzen Co., Ltd..................................    19,899     536,217
    Stella Chemifa Corp...............................    30,700     531,174
    Step Co., Ltd.....................................     5,400      48,849
    Studio Alice Co., Ltd.............................    35,800     618,925
    Sugi Holdings Co., Ltd............................    26,400   1,368,831
    Sugimoto & Co., Ltd...............................    11,000     118,434

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Sumco Corp........................................   475,860 $ 3,213,648
#   Sumida Corp.......................................    61,500     334,398
    Suminoe Textile Co., Ltd..........................   168,000     441,256
*   Sumiseki Holdings, Inc............................   135,100     113,989
    Sumitomo Bakelite Co., Ltd........................   682,000   2,597,943
    Sumitomo Chemical Co., Ltd........................ 3,156,000  16,035,617
    Sumitomo Corp.....................................   577,900   5,760,589
#   Sumitomo Dainippon Pharma Co., Ltd................   137,400   1,530,942
    Sumitomo Densetsu Co., Ltd........................    51,500     621,138
    Sumitomo Electric Industries, Ltd................. 1,012,500  13,340,640
    Sumitomo Forestry Co., Ltd........................   323,500   4,107,392
    Sumitomo Heavy Industries, Ltd.................... 1,272,480   5,037,720
    Sumitomo Metal Mining Co., Ltd....................   594,000   6,302,974
#   Sumitomo Mitsui Construction Co., Ltd............. 1,500,800   1,238,385
    Sumitomo Mitsui Financial Group, Inc..............   817,470  27,424,979
    Sumitomo Mitsui Trust Holdings, Inc............... 2,621,730   8,382,713
    Sumitomo Osaka Cement Co., Ltd.................... 1,337,000   5,449,722
    Sumitomo Precision Products Co., Ltd..............   109,000     356,427
    Sumitomo Real Estate Sales Co., Ltd...............    30,580     644,718
    Sumitomo Realty & Development Co., Ltd............    68,000   1,906,195
#   Sumitomo Riko Co., Ltd............................   142,000   1,294,346
    Sumitomo Rubber Industries, Ltd...................   444,600   5,642,770
#   Sumitomo Seika Chemicals Co., Ltd.................   171,000     990,577
    Sumitomo Warehouse Co., Ltd. (The)................   411,000   2,118,119
    Sun Corp..........................................    21,900     142,497
#   Sun Frontier Fudousan Co., Ltd....................    84,200     714,912
    Sun-Wa Technos Corp...............................    24,100     171,028
    Suncall Corp......................................     5,000      22,371
    Sundrug Co., Ltd..................................    33,700   2,232,594
    Suntory Beverage & Food, Ltd......................    35,200   1,627,934
    Suruga Bank, Ltd..................................   136,700   2,481,863
    Suzuden Corp......................................     1,200      11,235
    Suzuken Co., Ltd..................................   150,220   5,196,104
    Suzuki Motor Corp.................................   266,100   8,170,061
*   SWCC Showa Holdings Co., Ltd......................   736,000     381,040
    Sysmex Corp.......................................    59,900   3,857,116
    Systena Corp......................................    37,400     486,005
    T Hasegawa Co., Ltd...............................    44,100     578,506
    T RAD Co., Ltd....................................   193,000     303,528
    T&D Holdings, Inc.................................   654,010   7,483,680
    T&K Toka Co., Ltd.................................    40,600     346,882
    T-Gaia Corp.......................................    43,700     474,267
    Tabuchi Electric Co., Ltd.........................    67,200     381,645
    Tachi-S Co., Ltd..................................    88,300   1,354,418
    Tachibana Eletech Co., Ltd........................    42,980     425,423
    Tachikawa Corp....................................    14,400      82,342
    Tadano, Ltd.......................................   330,421   3,320,303
    Taihei Dengyo Kaisha, Ltd.........................    88,000     917,049
    Taiheiyo Cement Corp.............................. 2,662,000   7,674,369
    Taiheiyo Kouhatsu, Inc............................   154,000     101,517
    Taiho Kogyo Co., Ltd..............................    56,300     609,462
#   Taikisha, Ltd.....................................    54,900   1,175,716
    Taiko Bank, Ltd. (The)............................   160,000     304,417

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
#   Taiko Pharmaceutical Co., Ltd.....................    28,500 $  344,241
    Taisei Corp.......................................   543,399  3,381,871
    Taisei Lamick Co., Ltd............................     6,300    158,217
    Taisho Pharmaceutical Holdings Co., Ltd...........     9,000    606,766
    Taiyo Holdings Co., Ltd...........................    25,400    856,929
    Taiyo Nippon Sanso Corp...........................    33,600    304,052
    Taiyo Yuden Co., Ltd..............................   344,300  3,985,629
#   Takagi Securities Co., Ltd........................   146,000    203,145
    Takamatsu Construction Group Co., Ltd.............    22,600    431,275
    Takano Co., Ltd...................................     1,100      5,922
#   Takaoka Toko Co., Ltd.............................    29,474    344,831
    Takara Holdings, Inc..............................   229,200  1,717,138
    Takara Leben Co., Ltd.............................   273,500  1,406,110
    Takara Printing Co., Ltd..........................     2,600     28,499
    Takara Standard Co., Ltd..........................   272,895  1,931,270
    Takasago International Corp.......................    36,100    800,500
    Takasago Thermal Engineering Co., Ltd.............   133,700  1,786,472
    Takashima & Co., Ltd..............................    98,000    158,452
    Takashimaya Co., Ltd..............................   582,000  4,984,680
#*  Takata Corp.......................................   110,700    611,099
    Take And Give Needs Co., Ltd......................    29,940    158,468
    Takeda Pharmaceutical Co., Ltd....................   133,400  6,459,731
#   Takeei Corp.......................................    56,500    429,711
    Takeuchi Manufacturing Co., Ltd...................    92,100  1,438,847
    Takihyo Co., Ltd..................................     8,000     31,195
    Takiron Co., Ltd..................................   144,000    702,706
    Takisawa Machine Tool Co., Ltd....................   183,000    208,048
    Takuma Co., Ltd...................................   173,000  1,340,287
#   Tama Home Co., Ltd................................    57,500    200,018
#   Tamron Co., Ltd...................................    41,200    588,890
    Tamura Corp.......................................   234,000    616,572
*   Tanaka Chemical Corp..............................     2,100     16,112
#   Tanseisha Co., Ltd................................   106,649    680,498
#   TASAKI & Co., Ltd.................................    17,700    227,415
    Tatsuta Electric Wire and Cable Co., Ltd..........   117,400    396,795
    Tayca Corp........................................    91,000    417,734
    TBK Co., Ltd......................................    61,100    226,510
#   TDK Corp..........................................   118,800  6,525,602
    TDK Corp. Sponsored ADR...........................    46,731  2,625,815
#*  Teac Corp.........................................    26,000     10,207
    TECHNO ASSOCIE Co., Ltd...........................     3,000     26,026
    Techno Medica Co., Ltd............................       500     10,748
    Techno Ryowa, Ltd.................................     8,870     50,408
    Teijin, Ltd....................................... 2,490,750  9,125,926
    Teikoku Electric Manufacturing Co., Ltd...........    40,600    297,007
    Teikoku Sen-I Co., Ltd............................    10,700    115,007
    Teikoku Tsushin Kogyo Co., Ltd....................   109,000    169,951
#   Tekken Corp.......................................   131,000    316,495
    Tenma Corp........................................    11,100    204,385
#   Terumo Corp.......................................   120,500  3,831,368
    THK Co., Ltd......................................   216,000  3,451,394
    Tigers Polymer Corp...............................     6,200     36,184
    Titan Kogyo K.K...................................     8,000     12,308

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    TKC Corp..........................................  22,800 $  555,794
#   Toa Corp.(6894434)................................  58,200    584,088
    Toa Corp.(6894508)................................ 592,000  1,539,118
#   Toa Oil Co., Ltd.................................. 230,000    254,255
    TOA ROAD Corp..................................... 168,000    569,384
#   Toabo Corp........................................  24,400    107,791
    Toagosei Co., Ltd................................. 340,850  2,848,491
#*  Tobishima Corp.................................... 392,900    592,379
    Tobu Railway Co., Ltd............................. 434,000  2,116,745
    Tobu Store Co., Ltd...............................  45,000    113,200
    TOC Co., Ltd......................................  99,200    789,117
    Tocalo Co., Ltd...................................  45,100    862,556
    Tochigi Bank, Ltd. (The).......................... 242,000  1,150,891
    Toda Corp......................................... 619,000  2,987,969
#   Toda Kogyo Corp................................... 149,000    347,468
    Toei Animation Co., Ltd...........................   4,100    196,614
    Toei Co., Ltd..................................... 170,000  1,600,166
    Toell Co., Ltd....................................  10,800     61,539
    Toenec Corp....................................... 113,000    720,636
    Togami Electric Manufacturing Co., Ltd............  25,000    112,920
    Toho Bank, Ltd. (The)............................. 651,000  2,202,760
    Toho Co., Ltd.(6895200)...........................  43,700  1,142,601
    Toho Co., Ltd.(6895211)...........................   9,000    164,026
#   Toho Gas Co., Ltd................................. 431,000  2,834,589
#   Toho Holdings Co., Ltd............................ 125,100  2,904,389
*   Toho Titanium Co., Ltd............................   3,100     23,911
#   Toho Zinc Co., Ltd................................ 515,000  1,043,364
    Tohoku Bank, Ltd. (The)........................... 255,000    315,413
    Tohoku Electric Power Co., Inc.................... 192,300  2,414,962
    Tohto Suisan Co., Ltd.............................  67,000    103,418
#   Tokai Carbon Co., Ltd............................. 682,000  1,851,844
    Tokai Corp/Gifu...................................  17,100    463,872
    TOKAI Holdings Corp............................... 285,500  1,336,679
#   Tokai Lease Co., Ltd..............................  40,000     72,664
    Tokai Rika Co., Ltd............................... 144,200  3,547,269
    Tokai Tokyo Financial Holdings, Inc............... 507,700  2,850,522
    Token Corp........................................  20,470  1,539,436
    Tokio Marine Holdings, Inc........................ 206,512  7,388,922
#   Tokio Marine Holdings, Inc. ADR...................  61,104  2,178,969
#   Toko, Inc......................................... 112,000    358,884
    Tokushu Tokai Paper Co., Ltd...................... 287,380    822,546
#*  Tokuyama Corp..................................... 757,000  1,496,545
    Tokyo Broadcasting System Holdings, Inc...........  43,800    667,118
#   Tokyo Dome Corp................................... 505,000  2,419,470
*   Tokyo Electric Power Co., Inc..................... 610,612  3,068,264
#   Tokyo Electron Device, Ltd........................  23,800    311,955
    Tokyo Electron, Ltd...............................  88,400  5,723,947
    Tokyo Energy & Systems, Inc.......................  83,000    682,704
    Tokyo Gas Co., Ltd................................ 666,000  3,068,693
    Tokyo Individualized Educational Institute, Inc...  21,700    127,744
    Tokyo Keiki, Inc.................................. 216,000    368,953
*   Tokyo Kikai Seisakusho, Ltd....................... 127,000     43,367
    Tokyo Ohka Kogyo Co., Ltd.........................  66,200  2,068,687

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
#   Tokyo Rakutenchi Co., Ltd.........................    51,000 $  207,017
#*  Tokyo Rope Manufacturing Co., Ltd.................   398,000    547,914
    Tokyo Sangyo Co., Ltd.............................    35,000    135,209
    Tokyo Seimitsu Co., Ltd...........................   112,800  2,419,784
    Tokyo Steel Manufacturing Co., Ltd................   259,500  1,834,158
    Tokyo Tatemono Co., Ltd...........................   404,300  4,349,600
    Tokyo Tekko Co., Ltd..............................   122,000    512,567
#   Tokyo Theatres Co., Inc...........................   239,000    250,054
    Tokyo TY Financial Group, Inc.....................    63,174  1,936,778
    Tokyotokeiba Co., Ltd.............................   172,000    378,936
    Tokyu Construction Co., Ltd.......................   119,580    806,646
    Tokyu Corp........................................   488,000  3,803,419
    Tokyu Fudosan Holdings Corp.......................   684,494  4,489,075
#   Tokyu Recreation Co., Ltd.........................    22,819    137,551
    Toli Corp.........................................    93,000    243,617
    Tomato Bank, Ltd..................................   169,000    233,379
    Tomen Devices Corp................................     3,000     47,166
    Tomoe Corp........................................    81,400    220,975
#   Tomoe Engineering Co., Ltd........................    23,400    288,709
#   Tomoegawa Co., Ltd................................    32,000     57,528
#   Tomoku Co., Ltd...................................   115,000    242,021
    TOMONY Holdings, Inc..............................   464,800  1,598,251
#   Tomy Co., Ltd.....................................   198,000  1,236,089
    Tonami Holdings Co., Ltd..........................   139,000    386,362
    TonenGeneral Sekiyu K.K...........................   128,000  1,043,484
    Topcon Corp.......................................   100,900  1,431,589
    Toppan Forms Co., Ltd.............................   141,700  1,702,405
    Toppan Printing Co., Ltd..........................   509,000  4,429,261
    Topre Corp........................................   107,000  2,357,766
    Topy Industries, Ltd..............................   657,000  1,309,747
    Toray Industries, Inc.............................   904,000  7,663,039
    Toridoll.corp.....................................    33,000    603,044
    Torigoe Co., Ltd. (The)...........................    12,600     73,642
    Torii Pharmaceutical Co., Ltd.....................    36,800    834,384
#   Torishima Pump Manufacturing Co., Ltd.............    69,200    526,717
    Tose Co., Ltd.....................................     3,800     22,403
#   Tosei Corp........................................    80,600    496,993
#*  Toshiba Corp...................................... 3,767,000  6,289,598
    Toshiba Machine Co., Ltd..........................   341,000  1,043,049
#   Toshiba Plant Systems & Services Corp.............    96,700  1,129,843
#   Toshiba TEC Corp..................................   439,000  1,412,952
    Tosho Co., Ltd....................................    11,100    324,136
#   Tosho Printing Co., Ltd...........................   114,000    479,420
    Tosoh Corp........................................ 1,394,000  6,745,864
    Totetsu Kogyo Co., Ltd............................    44,200  1,070,455
    TOTO, Ltd.........................................   110,000  3,570,046
    Tottori Bank, Ltd. (The)..........................   108,000    179,894
    Toukei Computer Co., Ltd..........................     7,200    126,457
    Tow Co., Ltd......................................    17,000     88,388
    Towa Bank, Ltd. (The)............................. 1,123,000    880,469
    Towa Corp.........................................    66,100    379,869
#   Towa Pharmaceutical Co., Ltd......................    33,100  1,843,533
    Toyo Construction Co., Ltd........................   220,400    983,144

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Toyo Corp.........................................    18,000 $   166,241
    Toyo Denki Seizo K.K..............................   125,000     362,844
#*  Toyo Engineering Corp.............................   301,000     746,438
    Toyo Ink SC Holdings Co., Ltd.....................   693,000   2,610,976
    Toyo Kanetsu K.K..................................   315,000     657,083
#   Toyo Kohan Co., Ltd...............................   180,600     585,235
    Toyo Machinery & Metal Co., Ltd...................    59,900     196,278
    Toyo Securities Co., Ltd..........................   215,000     655,907
    Toyo Seikan Group Holdings, Ltd...................   328,800   5,966,235
    Toyo Sugar Refining Co., Ltd......................    29,000      25,315
#   Toyo Suisan Kaisha, Ltd...........................    83,400   2,888,204
    Toyo Tanso Co., Ltd...............................    40,200     560,933
    Toyo Tire & Rubber Co., Ltd.......................   233,800   5,001,990
    Toyo Wharf & Warehouse Co., Ltd...................   178,000     256,951
    Toyobo Co., Ltd................................... 2,836,000   3,728,219
    Toyoda Gosei Co., Ltd.............................   189,600   4,107,769
    Toyota Boshoku Corp...............................   184,300   3,740,908
    Toyota Industries Corp............................    53,600   2,690,195
    Toyota Motor Corp................................. 1,311,386  78,984,204
#   Toyota Motor Corp. Sponsored ADR..................   384,641  46,168,459
    Toyota Tsusho Corp................................   424,925   9,725,380
    TPR Co., Ltd......................................    71,200   1,896,081
#   Trancom Co., Ltd..................................    18,900   1,128,980
    Transcosmos, Inc..................................    41,900   1,036,308
#*  Trend Micro, Inc..................................    48,800   2,052,946
#*  Trend Micro, Inc. Sponsored ADR...................     3,540     148,616
    Trinity Industrial Corp...........................     3,000      11,487
    Trusco Nakayama Corp..............................    42,761   1,523,133
    Trust Tech, Inc...................................     2,200      46,130
    TS Tech Co., Ltd..................................   132,100   3,277,010
#   TSI Holdings Co., Ltd.............................   308,890   2,219,012
    Tsubakimoto Chain Co..............................   424,000   3,012,632
    Tsubakimoto Kogyo Co., Ltd........................    24,000      60,530
#*  Tsudakoma Corp....................................   119,000     112,557
    Tsugami Corp......................................   172,000     632,589
#   Tsukada Global Holdings, Inc......................    41,100     251,392
    Tsukamoto Corp. Co., Ltd..........................    37,000      36,049
    Tsukishima Kikai Co., Ltd.........................    75,200     696,148
    Tsukuba Bank, Ltd.................................   261,000     810,793
    Tsukui Corp.......................................    98,500   1,072,487
    Tsumura & Co......................................   121,000   3,295,994
    Tsuruha Holdings, Inc.............................    35,100   2,912,765
    Tsurumi Manufacturing Co., Ltd....................    34,200     516,859
    Tsutsumi Jewelry Co., Ltd.........................     2,800      56,341
    TV Asahi Holdings Corp............................    33,200     604,614
    Tv Tokyo Holdings Corp............................    52,100     956,005
    TYK Corp..........................................    34,000      52,020
#   Tyo, Inc..........................................   150,600     229,502
#   U-Shin, Ltd.......................................    57,900     320,204
    UACJ Corp.........................................   858,144   1,870,906
    Ube Industries, Ltd............................... 3,500,200   6,817,293
    Uchida Yoko Co., Ltd..............................   119,000     434,377
    Uchiyama Holdings Co., Ltd........................    11,100      45,870

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    UKC Holdings Corp.................................    40,600 $  848,604
    Ulvac, Inc........................................   149,500  3,808,524
    Unicharm Corp.....................................    66,500  1,298,073
    Uniden Holdings Corp..............................   279,000    284,486
    Union Tool Co.....................................    17,900    439,906
    Unipres Corp......................................   109,500  2,308,439
    United Arrows, Ltd................................    38,900  1,881,518
    United Super Markets Holdings, Inc................    89,800    825,520
*   Unitika, Ltd...................................... 2,063,000    864,972
    Universal Entertainment Corp......................    62,500  1,095,008
    Unizo Holdings Co., Ltd...........................    35,400  1,303,905
    UNY Group Holdings Co., Ltd.......................   568,000  3,639,005
*   Usen Corp.........................................   197,600    581,294
    Ushio, Inc........................................   318,100  4,135,476
    USS Co., Ltd......................................    93,200  1,431,704
#*  UT Group Co., Ltd.................................    38,400    172,475
    Utoc Corp.........................................    35,900    115,913
    Valor Holdings Co., Ltd...........................   115,100  2,491,911
    Vector, Inc.......................................       800     14,545
#   Village Vanguard Co., Ltd.........................    16,800    212,209
    Vital KSK Holdings, Inc...........................   137,385  1,039,574
#   Vitec Holdings Co., Ltd...........................    12,800    125,745
    VT Holdings Co., Ltd..............................   217,100  1,273,229
    Wacoal Holdings Corp..............................   420,000  4,910,458
#   Wacom Co., Ltd....................................   412,500  1,569,425
#   Wakachiku Construction Co., Ltd...................   349,000    382,976
    Wakamoto Pharmaceutical Co., Ltd..................     9,000     19,765
    Wakita & Co., Ltd.................................   139,000  1,040,290
    Warabeya Nichiyo Co., Ltd.........................    50,500  1,057,403
#*  WATAMI Co., Ltd...................................    56,700    396,698
    WDB Holdings Co., Ltd.............................     2,600     21,898
    Weathernews, Inc..................................    11,100    369,903
#   Welcia Holdings Co., Ltd..........................    29,772  1,607,475
    Wellnet Corp......................................     6,900    189,383
#   West Holdings Corp................................    64,700    432,836
    West Japan Railway Co.............................    70,400  4,561,135
    Wood One Co., Ltd.................................   191,000    384,444
    World Holdings Co., Ltd...........................     1,000     11,430
    Wowow, Inc........................................    18,000    431,549
    Xebio Holdings Co., Ltd...........................    88,700  1,564,193
    Y A C Co., Ltd....................................    19,000    133,361
    Yachiyo Industry Co., Ltd.........................     6,300     51,091
    Yahagi Construction Co., Ltd......................    74,400    465,684
#   Yahoo Japan Corp..................................   341,400  1,302,412
    Yaizu Suisankagaku Industry Co., Ltd..............    11,100     94,768
    Yakult Honsha Co., Ltd............................    20,800    958,145
    YAMABIKO Corp.....................................    88,940    632,146
    Yamada Denki Co., Ltd............................. 1,551,000  7,510,973
#   Yamagata Bank, Ltd. (The).........................   447,000  1,725,227
#   Yamaguchi Financial Group, Inc....................   441,000  4,775,481
    Yamaha Corp.......................................   298,900  7,134,263
    Yamaha Motor Co., Ltd.............................   270,500  5,418,282
    Yamaichi Electronics Co., Ltd.....................    70,600    445,891

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                       ------- --------------
JAPAN -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)................... 481,000 $    2,258,932
    Yamatane Corp..................................... 392,000        572,874
    Yamato Corp.......................................  26,000        108,826
#   Yamato Holdings Co., Ltd.......................... 185,800      4,079,380
    Yamato Kogyo Co., Ltd............................. 125,100      2,961,860
    Yamaya Corp.......................................  12,310        210,290
    Yamazaki Baking Co., Ltd.......................... 223,000      4,864,282
    Yamazen Corp...................................... 120,900      1,007,989
    Yaoko Co., Ltd....................................  35,600      1,491,111
    Yashima Denki Co., Ltd............................   2,100          9,644
#   Yaskawa Electric Corp............................. 377,400      4,188,074
    Yasuda Logistics Corp.............................  29,200        193,887
    Yellow Hat, Ltd...................................  47,400        915,145
    Yodogawa Steel Works, Ltd.........................  72,100      1,335,533
#   Yokogawa Bridge Holdings Corp..................... 100,600        907,444
    Yokogawa Electric Corp............................ 251,400      2,814,945
#   Yokohama Reito Co., Ltd........................... 164,100      1,444,208
    Yokohama Rubber Co., Ltd. (The)................... 321,300      4,816,848
    Yokowo Co., Ltd...................................  38,500        208,856
    Yomeishu Seizo Co., Ltd...........................   1,000         16,484
    Yomiuri Land Co., Ltd............................. 121,000        417,371
    Yondenko Corp.....................................  33,400        107,595
#   Yondoshi Holdings, Inc............................  34,800        787,588
    Yonekyu Corp......................................  13,800        288,644
#   Yonex Co., Ltd....................................   9,900        274,274
    Yorozu Corp.......................................  58,100      1,243,332
    Yoshinoya Holdings Co., Ltd.......................  85,600      1,038,592
    Yuasa Funashoku Co., Ltd..........................  20,000         55,999
    Yuasa Trading Co., Ltd............................  45,000      1,013,146
    Yuken Kogyo Co., Ltd..............................  97,000        191,411
    Yuki Gosei Kogyo Co., Ltd.........................  11,000         23,769
#   Yumeshin Holdings Co., Ltd........................  43,400        209,654
    Yurtec Corp....................................... 125,000        955,815
    Yusen Logistics Co., Ltd..........................  57,700        684,113
    Yushin Precision Equipment Co., Ltd...............   5,826         93,369
    Yushiro Chemical Industry Co., Ltd................  30,000        331,848
    Yutaka Foods Corp.................................   4,000         62,687
    Yutaka Giken Co., Ltd.............................     200          3,954
    Zappallas, Inc....................................  11,600         41,092
#*  Zenitaka Corp. (The)..............................  63,000        276,222
    Zenkoku Hosho Co., Ltd............................   5,200        162,970
#   Zenrin Co., Ltd...................................  57,000      1,177,699
    Zensho Holdings Co., Ltd.......................... 299,000      3,637,301
    Zeon Corp......................................... 415,000      2,799,139
    ZERIA Pharmaceutical Co., Ltd.....................  40,499        475,118
    Zojirushi Corp....................................  33,500        479,848
#   Zuiko Corp........................................   6,500        223,763
    Zuken, Inc........................................   8,300         78,391
                                                               --------------
TOTAL JAPAN...........................................          3,221,301,955
                                                               --------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV............................ 371,343     11,728,812
    Accell Group......................................  59,995      1,218,277

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
NETHERLANDS -- (Continued)
    Aegon NV(007924103)...............................   111,533 $   633,505
    Aegon NV(5927375)................................. 1,549,331   8,761,425
    Akzo Nobel NV.....................................   379,813  24,363,844
    Akzo Nobel NV Sponsored ADR.......................    68,609   1,469,605
    AMG Advanced Metallurgical Group NV...............   106,471     970,317
    Amsterdam Commodities NV..........................    53,905   1,319,013
#*  APERAM SA.........................................   218,495   6,825,765
    Arcadis NV........................................   198,454   2,661,278
#   ArcelorMittal(B295F26)............................   636,410   2,431,086
#   ArcelorMittal(B03XPL1)............................   520,583   1,974,966
    ASM International NV(N07045102)...................       343      13,696
    ASM International NV(5165294).....................   166,117   6,616,561
#   ASML Holding NV(B908F01)..........................    39,731   3,648,895
    ASML Holding NV(B929F46)..........................    56,437   5,179,909
    BE Semiconductor Industries NV....................   103,790   2,103,367
    Beter Bed Holding NV..............................    17,652     411,758
    BinckBank NV......................................   253,768   2,023,680
    Boskalis Westminster..............................   256,581  10,107,559
#   Brunel International NV...........................    67,078   1,125,256
    Corbion NV........................................   224,505   4,990,967
#   Delta Lloyd NV....................................   621,020   3,673,789
    DOCdata NV........................................     1,647       1,769
#*  Fugro NV..........................................   160,087   2,358,669
#   Gemalto NV........................................   134,451   8,079,331
#*  Heijmans NV.......................................    70,277     541,910
    Heineken NV.......................................    72,465   6,292,295
    Hunter Douglas NV.................................     1,588      63,747
    IMCD Group NV.....................................     3,354     118,902
    ING Groep NV......................................   465,669   5,305,036
    ING Groep NV Sponsored ADR........................ 1,450,175  16,807,528
    KAS Bank NV.......................................    37,261     397,422
    Kendrion NV.......................................    42,032     986,424
    Koninklijke Ahold NV.............................. 1,221,000  27,618,596
    Koninklijke Ahold NV Sponsored ADR................    20,012     452,478
*   Koninklijke BAM Groep NV..........................   798,718   4,291,734
    Koninklijke DSM NV................................   453,859  21,999,449
    Koninklijke KPN NV................................ 6,316,241  24,441,640
    Koninklijke Philips NV(500472303).................   384,659  10,262,702
    Koninklijke Philips NV(5986622)...................   546,238  14,546,166
    Koninklijke Vopak NV..............................   188,337   8,191,791
    Nederland Apparatenfabriek........................     6,632     215,089
    NN Group NV.......................................    70,045   2,373,053
#*  Ordina NV.........................................   480,193     507,832
*   PostNL NV.........................................   972,232   3,538,033
    Randstad Holding NV...............................   252,114  13,734,857
    RELX NV...........................................   437,454   7,299,557
#   RELX NV Sponsored ADR.............................   145,058   2,431,172
#*  SBM Offshore NV...................................   624,344   8,242,010
    Sligro Food Group NV..............................    41,537   1,522,488
#*  SNS Reaal NV......................................   262,485          --
*   Telegraaf Media Groep NV..........................    22,328      91,363
    TKH Group NV......................................   134,518   4,999,269
    TNT Express NV....................................   862,334   7,356,529

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
NETHERLANDS -- (Continued)
*   TomTom NV.........................................   305,121 $  3,166,131
    Unilever NV(904784709)............................   150,712    6,693,120
#   Unilever NV(B12T3J1)..............................   246,593   10,820,335
    USG People NV.....................................   187,784    3,504,616
    Van Lanschot NV...................................     1,476       35,654
    Wessanen..........................................   236,095    2,004,430
    Wolters Kluwer NV.................................   580,125   19,755,249
                                                                 ------------
TOTAL NETHERLANDS.....................................            355,301,706
                                                                 ------------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd..................................   211,413      258,097
    Abano Healthcare Group, Ltd.......................    13,023       59,509
    Air New Zealand, Ltd.............................. 1,645,253    3,156,336
#   Auckland International Airport, Ltd............... 1,792,784    6,467,924
*   Chorus, Ltd.......................................   185,935      453,319
*   Chorus, Ltd. ADR..................................    10,487      126,840
#   Contact Energy, Ltd...............................   912,155    2,726,547
#*  Diligent Corp.....................................    67,716      263,372
    Ebos Group, Ltd...................................    48,174      421,058
#   Fisher & Paykel Healthcare Corp., Ltd.............   822,377    4,623,016
#   Fletcher Building, Ltd.(6341606)..................   743,680    3,333,938
    Fletcher Building, Ltd.(6341617)..................    94,146      422,422
    Fonterra Co-operative Group, Ltd..................    57,881      222,336
    Freightways, Ltd..................................   236,633      975,683
    Genesis Energy, Ltd...............................   415,427      512,573
    Hallenstein Glasson Holdings, Ltd.................    16,145       34,355
    Heartland Bank, Ltd...............................   150,783      121,267
    Infratil, Ltd..................................... 1,165,084    2,342,975
#   Kathmandu Holdings, Ltd...........................    54,811       54,198
#   Mainfreight, Ltd..................................   186,597    1,802,856
#   Meridian Energy, Ltd..............................   159,770      244,181
    Metlifecare, Ltd..................................   165,945      475,913
    Michael Hill International, Ltd...................    72,300       45,513
#   Mighty River Power, Ltd...........................   330,637      569,746
    New Zealand Oil & Gas, Ltd........................   332,926       89,961
#   New Zealand Refining Co., Ltd. (The)..............   139,048      334,466
    Nuplex Industries, Ltd............................   445,939    1,202,292
    NZX, Ltd..........................................   104,633       70,702
*   Pacific Edge, Ltd.................................    20,054        5,858
    PGG Wrightson, Ltd................................   151,904       40,446
*   Pike River Coal, Ltd..............................   224,242           --
#   Port of Tauranga, Ltd.............................   103,499    1,254,305
    Restaurant Brands New Zealand, Ltd................   145,174      397,871
*   Rubicon, Ltd......................................    64,229        8,782
    Ryman Healthcare, Ltd.............................   309,078    1,613,482
    Sanford, Ltd......................................    31,342      115,941
    Skellerup Holdings, Ltd...........................    43,180       40,423
    SKY Network Television, Ltd.......................   645,583    1,917,518
#   SKYCITY Entertainment Group, Ltd.................. 1,519,321    4,611,377
#   Spark New Zealand, Ltd............................ 3,242,730    7,093,012
    Steel & Tube Holdings, Ltd........................    31,356       43,584
    Summerset Group Holdings, Ltd.....................   325,597      839,921
    Tourism Holdings, Ltd.............................    23,932       34,604

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
NEW ZEALAND -- (Continued)
    Tower, Ltd........................................   375,850 $   444,896
    Trade Me Group, Ltd...............................   599,501   1,562,639
#   TrustPower, Ltd...................................    92,487     452,578
    Vector, Ltd.......................................   377,967     791,868
#   Warehouse Group, Ltd. (The).......................   132,545     230,399
*   Xero, Ltd.........................................    40,315     440,918
    Z Energy, Ltd.....................................    89,077     388,918
                                                                 -----------
TOTAL NEW ZEALAND.....................................            53,740,735
                                                                 -----------
NORWAY -- (0.7%)
#   ABG Sundal Collier Holding ASA....................   679,497     470,542
    AF Gruppen ASA....................................     1,555      22,502
#*  Akastor ASA.......................................   427,037     429,445
    Aker ASA Class A..................................    81,515   1,451,475
    Aker Solutions ASA................................   201,958     612,521
#   American Shipping Co. ASA.........................    80,341     235,528
*   Archer, Ltd.......................................    73,262      38,377
#   Atea ASA..........................................   256,977   2,091,715
    Austevoll Seafood ASA.............................   327,353   2,100,464
*   Axactor...........................................   242,566      50,851
    Bakkafrost P/F....................................    69,226   2,305,686
    Bonheur ASA.......................................    63,363     367,494
    Borregaard ASA....................................    77,951     395,613
    BW LPG, Ltd.......................................     4,908      37,685
    BW Offshore, Ltd.................................. 1,093,628     269,003
*   Deep Sea Supply P.L.C.............................   206,844      29,921
#*  Det Norske Oljeselskap ASA........................   304,185   1,858,320
    DNB ASA...........................................   550,362   6,640,699
#*  DNO ASA...........................................   730,881     489,696
*   DOF ASA...........................................    67,981      30,286
    Ekornes ASA.......................................    28,790     311,413
    Entra ASA.........................................    12,370      97,406
    Farstad Shipping ASA..............................     7,858      13,929
*   Fred Olsen Energy ASA.............................   173,133     690,995
    Frontline, Ltd....................................   464,138   1,022,979
    Ganger Rolf ASA...................................    23,563     119,269
    Gjensidige Forsikring ASA.........................   108,368   1,724,360
    Golar LNG, Ltd....................................    19,800     368,676
    Grieg Seafood ASA.................................    62,647     208,934
#   Hexagon Composites ASA............................   167,123     398,546
#   Hoegh LNG Holdings, Ltd...........................    53,693     559,834
#*  Kongsberg Automotive ASA.......................... 1,735,539   1,178,786
#   Kongsberg Gruppen ASA.............................    33,629     536,283
    Kvaerner ASA......................................   869,309     676,849
    Leroy Seafood Group ASA...........................    43,655   1,674,249
    Marine Harvest ASA................................   334,597   4,560,308
#*  Nordic Semiconductor ASA..........................   273,192   1,277,007
    Norsk Hydro ASA................................... 1,667,567   5,543,688
    Norsk Hydro ASA Sponsored ADR.....................    50,900     166,952
#*  Norske Skogindustrier ASA.........................   615,107     156,517
#*  Norwegian Air Shuttle ASA.........................    52,821   1,605,385
*   Norwegian Property ASA............................    27,599      27,490
#   Ocean Yield ASA...................................    24,234     167,938

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
NORWAY -- (Continued)
*   Odfjell SE Class A................................     41,255 $    114,514
    Olav Thon Eiendomsselskap ASA.....................      4,360       66,950
#   Opera Software ASA................................    195,823    1,002,431
    Orkla ASA.........................................    461,624    3,739,806
#   Petroleum Geo-Services ASA........................    719,726    2,196,332
#*  PhotoCure ASA.....................................      8,681       38,360
#   Prosafe SE........................................    538,680      877,725
    Protector Forsikring ASA..........................     11,898       98,392
*   Q-Free ASA........................................     66,600       72,908
#*  REC Silicon ASA................................... 12,403,323    1,902,806
    Salmar ASA........................................     75,927    1,497,065
    Schibsted ASA Class A.............................     51,459    1,510,380
*   Schibsted ASA Class B.............................     33,108      931,075
#*  Seadrill, Ltd.(B0HWHV8)...........................    231,788      479,801
#*  Seadrill, Ltd.(B09RMQ1)...........................    515,558    1,111,760
    Selvaag Bolig ASA.................................     14,379       41,833
#*  Sevan Marine ASA..................................     66,506      138,812
    Solstad Offshore ASA..............................      7,538       15,013
*   Songa Offshore....................................  2,720,176      277,874
    SpareBank 1 SMN...................................     52,734      285,917
    SpareBank 1 SR-Bank ASA...........................    245,812    1,017,419
    Statoil ASA.......................................    829,912   11,356,074
#   Statoil ASA Sponsored ADR.........................    657,322    8,939,579
    Stolt-Nielsen, Ltd................................     58,070      666,883
#*  Storebrand ASA....................................    961,527    3,916,548
#*  Subsea 7 SA.......................................    551,201    3,300,665
    Telenor ASA.......................................    209,980    3,425,241
#   TGS Nopec Geophysical Co. ASA.....................    279,188    4,046,072
    Tomra Systems ASA.................................    213,165    2,069,476
    Veidekke ASA......................................    117,287    1,469,269
#   Wilh Wilhelmsen ASA...............................    150,048      563,688
    Wilh Wilhelmsen Holding ASA Class A...............     31,481      459,309
    XXL ASA...........................................     10,535      110,883
    Yara International ASA............................    142,808    5,413,811
                                                                  ------------
TOTAL NORWAY..........................................             106,170,287
                                                                  ------------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................    349,608    1,420,487
*   Banco BPI SA......................................  1,231,942    1,348,190
#*  Banco Comercial Portugues SA Class R.............. 49,333,489    2,086,949
*   Banco Espirito Santo SA...........................  3,375,184           --
    Corticeira Amorim SGPS SA.........................     64,589      396,356
    CTT-Correios de Portugal SA.......................    127,223    1,105,138
    EDP - Energias de Portugal SA.....................  1,185,230    4,138,897
    EDP - Energias de Portugal SA Sponsored ADR.......      7,202      250,413
    EDP Renovaveis SA.................................    603,062    4,685,556
    Galp Energia SGPS SA..............................    833,384    9,887,792
#*  Impresa SGPS SA...................................     49,210       26,611
    Jeronimo Martins SGPS SA..........................    239,425    3,339,096
#   Mota-Engil SGPS SA................................    338,612      534,134
    NOS SGPS SA.......................................    495,171    3,593,421
    Novabase SGPS SA..................................     12,258       26,985
    Portucel SA.......................................  1,019,559    3,413,079

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
PORTUGAL -- (Continued)
    REN - Redes Energeticas Nacionais SGPS SA.........    582,787 $ 1,751,833
*   Sonae Industria SGPS SA........................... 14,246,464      72,768
    Sonae SGPS SA.....................................  3,998,881   4,484,441
    Teixeira Duarte SA................................    243,459      77,527
                                                                  -----------
TOTAL PORTUGAL........................................             42,639,673
                                                                  -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd......................................    189,000      65,636
    Amara Holdings, Ltd...............................    248,000      68,742
    Ascendas India Trust..............................     80,100      45,114
    ASL Marine Holdings, Ltd..........................    282,800      65,845
#*  Ausgroup, Ltd.....................................  1,942,239     157,057
#   Banyan Tree Holdings, Ltd.........................    409,000     107,606
*   Biosensors International Group, Ltd...............  4,655,901   2,524,413
    Bonvests Holdings, Ltd............................     51,600      43,006
*   Boustead Projects, Ltd............................    147,404      69,886
    Boustead Singapore, Ltd...........................    695,766     387,808
    Breadtalk Group, Ltd..............................    354,000     256,977
*   Broadway Industrial Group, Ltd....................    589,333      67,364
    Bukit Sembawang Estates, Ltd......................    132,100     407,033
*   Bund Center Investment, Ltd.......................  1,264,000     147,980
    CapitaLand, Ltd...................................  2,000,800   4,349,343
#   Centurion Corp., Ltd..............................    852,500     213,860
#   China Aviation Oil Singapore Corp., Ltd...........    334,800     153,201
*   China Everbright Water, Ltd.......................    255,500      84,983
    China Merchants Holdings Pacific, Ltd.............  1,094,590     605,394
#   Chip Eng Seng Corp., Ltd..........................  1,670,000     759,478
    City Developments, Ltd............................    402,200   1,972,941
    Civmec, Ltd.......................................    140,000      36,205
    ComfortDelGro Corp., Ltd..........................  2,047,169   4,090,813
#   Cordlife Group, Ltd...............................    172,700     203,409
#   Cosco Corp. Singapore, Ltd........................  3,315,700     790,019
    CSE Global, Ltd...................................  1,770,900     547,725
#   CWT, Ltd..........................................    959,900   1,240,645
    Dairy Farm International Holdings, Ltd............     46,100     285,793
    DBS Group Holdings, Ltd...........................  1,128,691  11,220,696
*   Del Monte Pacific, Ltd............................    643,482     159,253
*   Delong Holdings, Ltd..............................    207,200      11,688
*   DMX Technologies Group, Ltd.......................    256,000      20,160
#   Dyna-Mac Holdings, Ltd............................  1,489,000     141,690
    Elec & Eltek International Co., Ltd...............     20,000      12,554
    Eu Yan Sang International, Ltd....................     44,400      13,216
#   Ezion Holdings, Ltd...............................  4,694,660   1,723,790
#*  Ezra Holdings, Ltd................................  8,325,745     337,606
#   Falcon Energy Group, Ltd..........................  1,074,000     132,893
    Far East Orchard, Ltd.............................    255,401     263,490
#   First Resources, Ltd..............................  1,772,000   2,182,719
*   FJ Benjamin Holdings, Ltd.........................    500,100      27,651
*   Food Empire Holdings, Ltd.........................    144,800      20,905
    Fragrance Group, Ltd..............................  1,448,000     190,231
    Frasers Centrepoint, Ltd..........................    114,300     132,590
*   Gallant Venture, Ltd..............................  1,738,000     269,266
    Genting Singapore P.L.C...........................  2,770,400   1,381,842

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
SINGAPORE -- (Continued)
#*  Geo Energy Resources, Ltd.........................  1,097,000 $   94,504
    GL, Ltd...........................................  1,274,000    772,030
    Global Logistic Properties, Ltd...................  1,590,500  1,885,017
    Global Premium Hotels, Ltd........................    115,840     23,705
*   GMG Global, Ltd...................................    817,900    178,242
    Golden Agri-Resources, Ltd........................  9,936,169  2,602,822
    GP Industries, Ltd................................    174,000     76,337
    Great Eastern Holdings, Ltd.......................     36,700    516,609
#   GSH Corp., Ltd....................................    166,660     27,247
    GuocoLand, Ltd....................................    446,121    531,704
*   HG Metal Manufacturing, Ltd.......................    300,000      7,960
#   Hi-P International, Ltd...........................    525,000    150,715
    Hiap Hoe, Ltd.....................................    128,000     61,570
    Ho Bee Land, Ltd..................................    665,500    879,435
    Hong Fok Corp., Ltd...............................    899,080    436,921
    Hong Leong Asia, Ltd..............................    216,000    116,485
    Hongkong Land Holdings, Ltd.......................    250,000  1,575,210
    Hotel Grand Central, Ltd..........................    150,866    123,403
    Hour Glass, Ltd. (The)............................    150,000     77,763
*   HTL International Holdings, Ltd...................    375,700    174,545
    Hutchison Port Holdings Trust.....................  7,931,800  3,789,862
    Hwa Hong Corp., Ltd...............................    280,000     56,594
#   Hyflux, Ltd.......................................  1,641,500    562,860
#   Indofood Agri Resources, Ltd......................  1,731,400    525,972
*   InnoTek, Ltd......................................     87,000     10,486
    Innovalues, Ltd...................................    711,800    423,713
    Interplex Holdings, Ltd...........................    960,700    538,484
*   Interra Resources, Ltd............................     82,500      3,297
    IPC Corp., Ltd....................................    140,100    191,083
    Jardine Cycle & Carriage, Ltd.....................     81,197  2,145,366
*   Jurong Technologies Industrial Corp., Ltd.........    213,200         --
    k1 Ventures, Ltd..................................    356,440    239,283
#   Keppel Corp., Ltd.................................  1,533,200  5,467,835
#   Keppel Infrastructure Trust.......................  1,166,853    377,660
    Keppel Telecommunications & Transportation, Ltd...    160,800    160,689
    Koh Brothers Group, Ltd...........................    193,000     36,685
    KSH Holdings, Ltd.................................     25,300      8,971
*   Li Heng Chemical Fibre Technologies, Ltd..........    249,000    175,797
    Lian Beng Group, Ltd..............................  1,512,000    451,607
*   Linc Energy, Ltd..................................    425,135     25,778
    Low Keng Huat Singapore, Ltd......................    293,000    119,854
    Lum Chang Holdings, Ltd...........................    160,000     38,224
    M1, Ltd...........................................    570,600    927,912
    Mandarin Oriental International, Ltd..............      7,600     10,286
*   Marco Polo Marine, Ltd............................    269,000     35,889
    Mewah International, Inc..........................    336,000     68,917
#   Midas Holdings, Ltd...............................  4,279,400    770,412
#   Nam Cheong, Ltd...................................  5,757,000    413,578
#*  Neptune Orient Lines, Ltd.........................  3,951,700  3,439,172
    Nera Telecommunications, Ltd......................     21,800      9,304
#   Noble Group, Ltd.................................. 12,055,600  2,664,604
    NSL, Ltd..........................................     75,000     80,110
    Olam International, Ltd...........................    935,500  1,069,438

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SINGAPORE -- (Continued)
#   OSIM International, Ltd...........................   858,500 $   614,450
*   Otto Marine, Ltd..................................    28,850       4,773
#   OUE, Ltd..........................................   815,100     945,398
    Oversea-Chinese Banking Corp., Ltd................ 1,793,287  10,035,388
#   Oxley Holdings, Ltd...............................   737,000     218,577
#   Pacific Radiance, Ltd.............................   186,600      39,712
    Pan-United Corp., Ltd.............................   268,000     111,516
    Penguin International, Ltd........................ 1,543,000     145,338
#   Petra Foods, Ltd..................................   171,000     277,515
#   Q&M Dental Group Singapore, Ltd...................   635,800     302,588
    QAF, Ltd..........................................   403,884     294,117
#   Raffles Education Corp., Ltd...................... 2,126,667     357,819
    Raffles Medical Group, Ltd........................   603,432   1,723,267
    Religare Health Trust.............................   254,700     168,573
    Rickmers Maritime.................................    50,100       1,903
    Riverstone Holdings, Ltd..........................    20,800      15,512
    Rotary Engineering, Ltd...........................   691,700     148,541
*   S I2I, Ltd........................................    10,425       6,175
#   SATS, Ltd......................................... 1,233,392   3,374,365
    SBS Transit, Ltd..................................    54,000      74,032
#   SembCorp Industries, Ltd.......................... 1,767,000   3,148,774
#   SembCorp Marine, Ltd.............................. 1,996,400   2,207,472
#   Sheng Siong Group, Ltd............................ 1,588,400     933,132
    SHS Holdings, Ltd.................................   882,200     171,121
#*  SIIC Environment Holdings, Ltd....................   340,880     157,192
    Sim Lian Group, Ltd...............................   206,794     116,464
#   Sinarmas Land, Ltd................................ 3,607,300   1,068,858
    Sing Holdings, Ltd................................   263,000      58,340
    Singapore Airlines, Ltd...........................   986,700   7,676,096
    Singapore Exchange, Ltd...........................   456,500   2,274,141
    Singapore Post, Ltd............................... 1,750,616   1,647,749
#   Singapore Press Holdings, Ltd.....................   884,000   2,218,952
    Singapore Reinsurance Corp., Ltd..................    55,000      12,373
    Singapore Shipping Corp., Ltd.....................   137,000      27,576
    Singapore Technologies Engineering, Ltd...........   921,500   1,869,228
    Singapore Telecommunications, Ltd................. 3,054,350   7,573,718
#*  Sino Grandness Food Industry Group, Ltd........... 1,452,000     349,626
#   SMRT Corp., Ltd................................... 1,406,200   1,510,680
    Stamford Land Corp., Ltd.......................... 1,159,400     397,694
    StarHub, Ltd......................................   531,910   1,268,098
    Sunningdale Tech, Ltd.............................   422,980     240,031
*   SunVic Chemical Holdings, Ltd.....................   790,000      78,608
#   Super Group, Ltd.................................. 1,509,000     804,851
#*  Swiber Holdings, Ltd.............................. 1,301,500     169,044
#   Swissco Holdings, Ltd.............................   750,500     102,475
    Tat Hong Holdings, Ltd............................   725,500     238,139
*   Thakral Corp., Ltd................................    39,650       5,419
    Tiong Woon Corp. Holding, Ltd.....................   465,750      45,736
    Tuan Sing Holdings, Ltd........................... 2,239,528     489,646
    UMS Holdings, Ltd................................. 1,058,050     376,396
    United Engineers, Ltd............................. 1,248,004   1,565,760
#   United Industrial Corp., Ltd......................   698,998   1,476,689
    United Overseas Bank, Ltd.........................   787,472  10,010,956

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd........................   530,314 $    516,518
    UOL Group, Ltd.................................... 1,227,288    4,862,141
    UPP Holdings, Ltd.................................   610,000       68,436
    Valuetronics Holdings, Ltd........................   251,000       67,894
#*  Vard Holdings, Ltd................................ 2,142,500      229,010
    Venture Corp., Ltd................................   729,800    3,998,381
#   Vibrant Group, Ltd................................   990,681      216,907
    Vicom, Ltd........................................     2,400        9,940
    Wee Hur Holdings, Ltd.............................   917,300      169,046
#   Wheelock Properties Singapore, Ltd................   186,347      178,926
    Wilmar International, Ltd.........................   918,000    1,856,052
    Wing Tai Holdings, Ltd............................ 1,653,024    1,785,601
    Yeo Hiap Seng, Ltd................................    63,135       57,847
    YHI International, Ltd............................    48,000        9,949
*   Yongnam Holdings, Ltd.............................   594,000      139,455
    Zhongmin Baihui Retail Group, Ltd.................     7,800        9,640
                                                                 ------------
TOTAL SINGAPORE.......................................            156,468,798
                                                                 ------------
SPAIN -- (2.3%)
    Abertis Infraestructuras SA.......................   261,163    3,890,907
    Acciona SA........................................    83,678    6,428,365
#   Acerinox SA.......................................   410,180    3,699,300
    ACS Actividades de Construccion y Servicios SA....   290,372    7,377,040
#   Adveo Group International SA......................    63,315      394,834
    Almirall SA.......................................   205,620    3,969,835
#   Amadeus IT Holding SA Class A.....................   238,513    9,740,571
*   Amper SA..........................................    65,798        7,595
    Applus Services SA................................    12,582      102,704
    Atresmedia Corp de Medios de Comunicacion SA......    97,680      926,966
    Azkoyen SA........................................    14,561       68,256
    Banco Bilbao Vizcaya Argentaria SA................ 1,810,840   11,655,607
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   993,526    6,428,113
    Banco de Sabadell SA.............................. 9,407,919   17,027,722
    Banco Popular Espanol SA.......................... 3,481,579    9,407,032
    Banco Santander SA................................ 6,424,415   27,531,352
#   Banco Santander SA Sponsored ADR.................. 2,375,051    9,951,463
    Bankia SA......................................... 4,735,702    4,712,709
    Bankinter SA...................................... 1,030,268    7,189,577
*   Baron de Ley......................................     4,117      431,247
#   Bolsas y Mercados Espanoles SHMSF SA..............   154,052    4,628,234
#   CaixaBank SA...................................... 2,343,058    7,118,812
*   Caja de Ahorros del Mediterraneo..................    21,176           --
#*  Cementos Portland Valderrivas SA..................    43,783      242,799
    Cia de Distribucion Integral Logista Holdings SA..    14,349      299,131
    Cie Automotive SA.................................   108,153    1,577,203
    Construcciones y Auxiliar de Ferrocarriles SA.....     4,940    1,311,245
*   Deoleo SA.........................................    30,415        7,724
    Distribuidora Internacional de Alimentacion SA....   991,193    5,342,974
#   Duro Felguera SA..................................   237,906      308,672
    Ebro Foods SA.....................................   151,187    2,963,092
#*  eDreams ODIGEO SA.................................    19,404       32,218
    Elecnor SA........................................    10,259       73,857
    Enagas SA.........................................   371,384   10,802,132

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SPAIN -- (Continued)
    Ence Energia y Celulosa SA........................   368,840 $  1,176,219
    Endesa SA.........................................   227,541    4,405,025
#*  Ercros SA.........................................   478,379      257,890
#   Faes Farma SA.....................................   495,954    1,453,734
    Ferrovial SA......................................   248,568    5,446,828
    Fluidra SA........................................    12,607       42,296
#*  Fomento de Construcciones y Contratas SA..........   257,795    1,944,483
    Gamesa Corp. Tecnologica SA.......................   757,335   14,153,510
    Gas Natural SDG SA................................   250,906    4,928,810
#   Grifols SA........................................   131,028    2,734,717
    Grupo Catalana Occidente SA.......................    93,252    2,862,423
#*  Grupo Ezentis SA..................................   315,518      134,004
    Iberdrola SA...................................... 5,929,169   41,677,663
    Iberpapel Gestion SA..............................     4,081       74,594
#*  Indra Sistemas SA.................................   234,577    2,319,182
    Industria de Diseno Textil SA.....................   210,215    6,918,012
*   Inmobiliaria Colonial SA.......................... 3,593,757    2,407,434
*   Liberbank SA...................................... 1,200,944    1,663,178
    Mapfre SA......................................... 3,566,931    8,012,224
    Mediaset Espana Comunicacion SA...................   505,321    4,914,185
    Melia Hotels International SA.....................   150,272    1,641,015
    Miquel y Costas & Miquel SA.......................    22,400      843,280
*   NH Hotel Group SA.................................   303,318    1,260,192
#   Obrascon Huarte Lain SA...........................   508,359    2,719,986
    Papeles y Cartones de Europa SA...................   158,689      838,451
*   Pescanova SA......................................    22,953           --
*   Pharma Mar SA.....................................   315,249      800,621
    Prim SA...........................................     5,102       48,600
#*  Promotora de Informaciones SA Class A.............   203,758    1,058,104
    Prosegur Cia de Seguridad SA......................   402,809    1,806,923
#*  Quabit Inmobiliaria SA............................   474,440       22,736
#*  Realia Business SA................................   287,785      274,795
    Red Electrica Corp. SA............................    93,800    7,594,418
    Repsol SA.........................................   681,331    7,064,373
    Repsol SA Sponsored ADR...........................   303,549    3,172,087
#   Sacyr SA.......................................... 1,204,177    2,030,967
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA............................    56,486        2,249
*   Solaria Energia y Medio Ambiente SA...............    34,875       21,529
#   Tecnicas Reunidas SA..............................    54,590    1,819,013
*   Tecnocom Telecomunicaciones y Energia SA..........    27,058       34,254
    Telefonica SA..................................... 1,439,541   15,193,602
#   Telefonica SA Sponsored ADR.......................   228,448    2,396,419
#   Tubacex SA........................................   335,238      605,821
#   Tubos Reunidos SA.................................   524,311      338,995
#   Vidrala SA........................................    33,403    1,635,325
    Viscofan SA.......................................    71,858    4,307,027
*   Vocento SA........................................    61,660       82,557
    Zardoya Otis SA...................................   232,538    2,449,742
                                                                 ------------
TOTAL SPAIN...........................................            333,238,780
                                                                 ------------
SWEDEN -- (2.8%)
    AAK AB............................................    70,604    4,595,949
    Acando AB.........................................   308,042      611,761

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWEDEN -- (Continued)
    AddTech AB Class B................................    46,978 $   642,711
    AF AB Class B.....................................   135,055   2,129,610
    Alfa Laval AB.....................................   204,142   3,519,645
*   Arcam AB..........................................    10,604     217,491
*   Arise AB..........................................     1,101       2,283
    Assa Abloy AB Class B.............................   533,715  11,312,161
    Atlas Copco AB Class A............................   157,214   3,365,439
    Atlas Copco AB Class B............................    78,436   1,601,940
    Atrium Ljungberg AB Class B.......................    51,479     744,493
    Avanza Bank Holding AB............................    42,054   1,586,316
    Axfood AB.........................................   136,432   2,387,084
    B&B Tools AB Class B..............................    51,337     657,041
*   BE Group AB.......................................    27,715       3,679
    Beijer Alma AB....................................    22,002     493,174
    Beijer Electronics AB.............................     2,424      13,888
    Beijer Ref AB Class B.............................     6,430     140,498
    Betsson AB........................................   308,271   4,927,629
    Bilia AB Class A..................................   165,198   3,098,347
    BillerudKorsnas AB................................   519,744   8,282,089
    BioGaia AB Class B................................    17,539     526,199
    Biotage AB........................................    54,240     146,830
    Bjorn Borg AB.....................................    48,305     169,469
    Boliden AB........................................   806,012  11,213,740
#   Bulten AB.........................................    73,064     661,991
#   Bure Equity AB....................................   151,664   1,131,143
    Byggmax Group AB..................................   229,711   1,910,796
    Castellum AB......................................   328,284   4,894,260
    Catena AB.........................................       500       6,681
    Clas Ohlson AB Class B............................   104,988   1,740,682
*   Cloetta AB Class B................................   415,067   1,334,483
    Concentric AB.....................................   130,614   1,327,250
*   Concordia Maritime AB Class B.....................    86,745     181,048
    Dios Fastigheter AB...............................    85,438     561,723
*   Doro AB...........................................    65,657     444,482
    Duni AB...........................................    97,643   1,461,719
    Electrolux AB Series B............................   249,193   5,427,975
#   Elekta AB Class B.................................   359,926   2,684,178
    Enea AB...........................................    33,844     359,000
#*  Eniro AB.......................................... 1,094,983     112,085
    Fabege AB.........................................   293,506   4,550,375
    Fagerhult AB......................................     9,187     153,150
*   Fastighets AB Balder..............................   115,403   2,578,551
#   Fenix Outdoor International AG....................       890      39,068
#*  Fingerprint Cards AB Class B......................    52,517   2,841,991
    Getinge AB Class B................................   337,295   7,429,376
    Gunnebo AB........................................   140,490     700,013
    Haldex AB.........................................   275,841   2,385,211
    Hemfosa Fastigheter AB............................   136,468   1,348,512
    Hennes & Mauritz AB Class B.......................   226,225   7,408,238
    Hexagon AB Class B................................   206,207   6,876,249
    Hexpol AB.........................................   488,430   4,334,215
    HIQ International AB..............................   221,247   1,286,428
    Holmen AB Class B.................................   167,941   4,813,252

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWEDEN -- (Continued)
    Hufvudstaden AB Class A...........................   152,028 $ 2,094,952
    Husqvarna AB Class A..............................   104,942     669,612
    Husqvarna AB Class B..............................   857,799   5,448,521
    ICA Gruppen AB....................................   127,963   4,525,710
#   Indutrade AB......................................    52,633   2,802,066
    Intrum Justitia AB................................   162,013   5,368,534
    Inwido AB.........................................     1,903      21,092
    ITAB Shop Concept AB Class B......................     2,988      87,665
    JM AB.............................................   265,904   7,322,915
    KappAhl AB........................................   240,924     959,272
*   Karolinska Development AB Class B.................     2,619       2,869
#   Klovern AB Class B................................   994,804     992,990
    KNOW IT AB........................................    28,981     191,787
    Kungsleden AB.....................................   395,007   2,641,548
    Lagercrantz Group AB Class B......................    82,950     649,917
    Lindab International AB...........................   206,570   1,491,738
    Loomis AB Class B.................................   198,876   5,922,746
#*  Lundin Petroleum AB...............................   190,325   2,736,418
    Meda AB Class A...................................   520,767   5,604,386
*   Medivir AB Class B................................    94,928     743,851
#   Mekonomen AB......................................    78,741   1,607,745
#   Millicom International Cellular SA................    80,765   3,567,993
    Modern Times Group MTG AB Class B.................   177,310   4,702,756
    MQ Holding AB.....................................    92,005     459,157
    Mycronic AB.......................................   245,286   2,199,802
    NCC AB Class A....................................     9,140     309,016
    NCC AB Class B....................................   216,791   7,359,910
    Nederman Holding AB...............................       402      10,454
*   Net Insight AB Class B............................   817,254     593,151
    NetEnt AB.........................................    47,126   2,356,862
#   New Wave Group AB Class B.........................   159,540     573,331
    Nibe Industrier AB Class B........................   183,670   5,307,479
    Nobia AB..........................................   314,747   3,516,147
    Nolato AB Class B.................................   118,375   3,126,487
    Nordea Bank AB.................................... 1,594,437  16,055,506
    Nordnet AB Class B................................   248,642     991,109
    OEM International AB Class B......................     9,558     143,814
*   Oriflame Holding AG...............................    19,657     276,887
    Peab AB...........................................   571,652   4,340,812
#*  Pricer AB Class B.................................   427,710     407,459
    Proact IT Group AB................................    15,755     223,880
    Probi AB..........................................     2,159      29,734
*   Qliro Group AB....................................    86,225      70,524
    Ratos AB Class B..................................   850,859   4,561,982
#*  RaySearch Laboratories AB.........................    22,296     254,189
#   Recipharm AB Class B..............................     1,230      17,778
    Rezidor Hotel Group AB............................   188,798     645,545
    Saab AB Class B...................................   168,527   5,087,175
#   Sagax AB Class B..................................    26,012     190,547
#   Sandvik AB........................................   692,087   5,791,589
#*  SAS AB............................................   667,933   1,921,853
    Scandi Standard AB................................    15,105      96,990

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
    Securitas AB Class B..............................   591,477 $  8,718,436
    Semcon AB.........................................    30,332      145,058
    Skandinaviska Enskilda Banken AB Class A..........   879,823    8,480,177
#   Skandinaviska Enskilda Banken AB Class C..........     9,106       90,841
    Skanska AB Class B................................   449,043    8,663,653
    SKF AB Class A....................................    15,225      231,500
    SKF AB Class B....................................   289,737    4,418,948
    SkiStar AB........................................    43,937      594,941
#*  SSAB AB Class A(BPRBWK4)..........................    89,315      214,969
#*  SSAB AB Class A(B17H0S8)..........................   257,856      621,944
*   SSAB AB Class B(BPRBWM6)..........................   227,995      477,398
#*  SSAB AB Class B(B17H3F6)..........................   219,594      461,283
    Svenska Cellulosa AB SCA Class A..................    29,899      881,917
    Svenska Cellulosa AB SCA Class B..................   641,105   19,000,841
    Svenska Handelsbanken AB Class A..................   788,712    9,923,888
#   Svenska Handelsbanken AB Class B..................    22,236      290,432
    Sweco AB..........................................    30,945      454,234
    Sweco AB Class B..................................    32,269      474,550
    Swedbank AB Class A...............................   515,394   10,809,259
    Swedish Match AB..................................   232,196    8,259,851
*   Swedish Orphan Biovitrum AB.......................   213,341    2,700,332
    Systemair AB......................................     4,331       56,246
    Tele2 AB Class B..................................   998,350    8,301,694
#   Telefonaktiebolaget LM Ericsson Class A...........    49,162      422,892
    Telefonaktiebolaget LM Ericsson Class B........... 1,048,914    9,316,955
#   Telefonaktiebolaget LM Ericsson Sponsored ADR.....   527,787    4,697,304
    TeliaSonera AB.................................... 2,724,804   12,869,204
*   Transcom Worldwide AB.............................     1,110       10,889
    Trelleborg AB Class B.............................   554,046    9,563,256
    Unibet Group P.L.C................................   465,720    5,271,286
#*  Victoria Park AB..................................    50,212       85,835
*   Victoria Park AB Class B..........................   119,060      204,459
#   Vitrolife AB......................................    29,523      930,019
    Volvo AB Class A..................................   196,275    1,812,719
    Volvo AB Class B.................................. 1,095,743    9,952,462
*   Volvo AB Sponsored ADR............................    68,480      618,669
    Wallenstam AB Class B.............................   336,964    2,400,360
    Wihlborgs Fastigheter AB..........................   105,306    2,023,139
                                                                 ------------
TOTAL SWEDEN..........................................            414,901,683
                                                                 ------------
SWITZERLAND -- (6.6%)
    ABB, Ltd.......................................... 1,450,592   25,066,237
#   ABB, Ltd. Sponsored ADR...........................   431,204    7,459,829
    Actelion, Ltd.....................................    97,707   12,875,787
    Adecco SA.........................................   234,015   14,366,216
*   AFG Arbonia-Forster Holding AG....................   101,615      982,467
    Allreal Holding AG................................    33,425    4,408,309
#   Alpiq Holding AG..................................     6,859      705,086
    ALSO Holding AG...................................       635       39,400
    ams AG............................................   163,190    4,506,361
    APG SGA SA........................................     1,834      713,176
    Aryzta AG.........................................   167,173    7,648,683
    Ascom Holding AG..................................   119,719    1,911,027

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
    Autoneum Holding AG...............................    11,700 $ 2,552,573
    Bachem Holding AG Class B.........................     7,561     384,264
    Baloise Holding AG................................   133,269  16,336,755
    Bank Coop AG......................................     6,201     250,874
    Banque Cantonale de Geneve........................     1,136     294,068
    Banque Cantonale Vaudoise.........................     9,490   5,729,477
    Barry Callebaut AG................................     3,827   4,381,139
#   Basler Kantonalbank...............................     6,402     428,746
    Belimo Holding AG.................................       711   1,612,339
    Bell AG...........................................       127     445,905
    Bellevue Group AG.................................    11,759     164,458
#   Berner Kantonalbank AG............................     6,254   1,181,101
#   BKW AG............................................    26,332     962,299
    Bobst Group SA....................................    29,813   1,223,986
#   Bossard Holding AG Class A........................    22,591   2,080,346
    Bucher Industries AG..............................    21,459   4,399,950
    Burckhardt Compression Holding AG.................     4,985   1,556,295
    Burkhalter Holding AG.............................     6,429     663,707
    Calida Holding AG.................................     2,515      75,450
    Carlo Gavazzi Holding AG..........................       221      45,799
    Cembra Money Bank AG..............................    29,708   1,787,453
    Cham Paper Holding AG.............................         5       1,212
#*  Charles Voegele Holding AG........................    27,015     196,299
    Chocoladefabriken Lindt & Sprungli AG.............        34   2,348,254
    Cie Financiere Richemont SA.......................   372,650  24,220,716
    Cie Financiere Tradition SA.......................     2,007     119,438
    Clariant AG....................................... 1,098,033  17,930,239
    Coltene Holding AG................................    10,229     618,238
    Conzzeta AG.......................................     1,381     832,908
*   Cosmo Pharmaceuticals SA..........................       657      96,452
    Credit Suisse Group AG............................ 1,049,144  18,585,971
#   Credit Suisse Group AG Sponsored ADR..............   363,381   6,468,182
    Daetwyler Holding AG..............................    20,483   2,614,879
    DKSH Holding AG...................................    43,451   2,675,501
    dorma+kaba Holding AG Class B.....................     6,635   4,098,755
*   Dottikon Es Holding AG............................        89      18,700
*   Dufry AG..........................................    74,155   8,040,803
    Edmond de Rothschild Suisse SA....................        10     155,307
    EFG International AG..............................   153,499   1,338,166
    Emmi AG...........................................     7,787   3,592,428
    EMS-Chemie Holding AG.............................     8,963   3,762,111
    Energiedienst Holding AG..........................     8,178     199,477
#*  Evolva Holding SA.................................    33,900      28,388
    Feintool International Holding AG.................     2,524     191,852
    Flughafen Zuerich AG..............................    14,630  10,787,007
    Forbo Holding AG..................................     3,264   3,464,115
    Galenica AG.......................................    13,882  19,395,753
    GAM Holding AG....................................   518,234   7,240,021
    Gategroup Holding AG..............................   123,655   4,571,071
    Geberit AG........................................    26,707   9,466,794
    Georg Fischer AG..................................    14,402   9,517,717
    Givaudan SA.......................................     5,549  10,391,523
    Gurit Holding AG..................................     1,451     735,324

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG...............................    25,493 $ 13,284,993
    HOCHDORF Holding AG...............................       201       33,793
    Huber & Suhner AG.................................    18,829      795,971
    Implenia AG.......................................    43,223    2,120,675
    Inficon Holding AG................................     5,245    1,488,403
    Interroll Holding AG..............................     1,428    1,101,227
    Intershop Holding AG..............................     2,935    1,186,102
    Julius Baer Group, Ltd............................   378,100   16,049,140
    Kardex AG.........................................    29,591    2,120,689
    Komax Holding AG..................................    13,340    2,831,823
    Kudelski SA.......................................   156,064    2,142,789
    Kuehne + Nagel International AG...................    24,719    3,271,558
    Kuoni Reisen Holding AG...........................    14,226    4,428,020
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   170,271    7,220,690
    LafargeHolcim, Ltd.(7110753)......................   274,872   11,569,064
    LEM Holding SA....................................     2,543    1,868,196
    Liechtensteinische Landesbank AG..................     8,747      308,945
*   LifeWatch AG......................................    16,366      263,743
#   Logitech International SA(H50430232)..............   145,411    2,304,764
    Logitech International SA(B18ZRK2)................   342,549    5,435,284
    Lonza Group AG....................................   142,094   21,768,705
    Luzerner Kantonalbank AG..........................     5,818    2,160,951
    MCH Group AG......................................        56        3,343
    Metall Zug AG.....................................       329      810,561
#*  Meyer Burger Technology AG........................   288,808    1,665,358
    Micronas Semiconductor Holding AG.................    78,434      565,940
    Mikron Holding AG.................................    48,480      260,822
    Mobilezone Holding AG.............................    62,772      881,422
    Mobimo Holding AG.................................    20,330    4,292,176
#*  Myriad Group AG...................................    16,690       54,471
    Nestle SA......................................... 2,173,391  160,118,846
    Novartis AG.......................................   325,241   25,197,530
#   Novartis AG Sponsored ADR.........................   794,013   61,909,194
    OC Oerlikon Corp. AG..............................   541,511    4,833,042
*   Orascom Development Holding AG....................    15,666      136,794
#*  Orell Fuessli Holding AG..........................       522       57,703
    Orior AG..........................................     9,110      540,778
    Panalpina Welttransport Holding AG................    14,096    1,368,291
    Partners Group Holding AG.........................    18,244    6,579,782
    Phoenix Mecano AG.................................     1,136      485,162
*   Plazza AG.........................................     1,494      289,558
    PSP Swiss Property AG.............................    63,067    5,374,291
    Rieter Holding AG.................................    12,411    2,300,558
    Roche Holding AG(7108918).........................     4,929    1,268,137
    Roche Holding AG(7110388).........................   153,905   39,865,113
    Romande Energie Holding SA........................       357      324,078
    Schaffner Holding AG..............................       509      106,933
    Schindler Holding AG..............................     7,522    1,162,405
*   Schmolz + Bickenbach AG........................... 1,385,343      665,084
    Schweiter Technologies AG.........................     2,736    2,248,829
    SGS SA............................................     2,507    4,872,230
    Siegfried Holding AG..............................    15,953    2,940,184
    Sika AG...........................................     4,099   14,668,833

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWITZERLAND -- (Continued)
    Sonova Holding AG.................................    82,466 $  9,905,559
    St Galler Kantonalbank AG.........................     4,540    1,609,612
    Straumann Holding AG..............................    14,093    4,278,954
    Sulzer AG.........................................    58,240    5,311,595
#   Swatch Group AG (The)(7184725)....................    35,948   12,294,509
    Swatch Group AG (The)(7184736)....................    45,717    3,034,025
    Swiss Life Holding AG.............................    85,294   21,741,822
    Swiss Prime Site AG...............................    41,206    3,297,637
    Swiss Re AG.......................................   306,998   28,577,284
    Swisscom AG.......................................    18,055    8,980,987
    Swisscom AG Sponsored ADR.........................     5,100      252,450
    Swissquote Group Holding SA.......................    22,298      572,918
    Syngenta AG.......................................    92,858   34,191,711
    Syngenta AG ADR...................................   186,904   13,808,468
    Tamedia AG........................................     2,911      484,354
    Tecan Group AG....................................    12,961    1,871,608
    Temenos Group AG..................................   107,910    5,245,117
*   Tornos Holding AG.................................     6,376       18,609
    U-Blox AG.........................................    12,924    2,606,879
    UBS Group AG(BRJL176)............................. 1,180,682   19,510,957
*   UBS Group AG(H42097107)...........................   309,513    5,150,296
    Valiant Holding AG................................    36,180    3,948,070
    Valora Holding AG.................................    11,715    2,412,387
    Vaudoise Assurances Holding SA....................     2,189    1,070,413
    Vetropack Holding AG..............................       364      504,506
*   Von Roll Holding AG...............................    80,625       48,622
    Vontobel Holding AG...............................   104,923    4,419,987
    VP Bank AG........................................     1,079       88,645
    VZ Holding AG.....................................     1,725      461,601
    Walliser Kantonalbank.............................     1,730      128,861
    Walter Meier AG...................................     3,375      116,192
    Warteck Invest AG.................................         7       11,899
    Ypsomed Holding AG................................     3,490      486,495
    Zehnder Group AG..................................    22,192      781,713
    Zug Estates Holding AG............................       189      272,603
    Zuger Kantonalbank AG.............................       134      625,661
    Zurich Insurance Group AG.........................    97,455   21,602,396
                                                                 ------------
TOTAL SWITZERLAND.....................................            970,271,538
                                                                 ------------
UNITED KINGDOM -- (16.3%)
    3i Group P.L.C....................................   123,919      785,678
    4imprint Group P.L.C..............................     1,908       32,169
    888 Holdings P.L.C................................   842,175    2,106,004
    A.G.BARR P.L.C....................................   109,197      821,425
    AA P.L.C..........................................    76,630      323,017
    Aberdeen Asset Management P.L.C................... 1,764,825    6,220,754
    Acacia Mining P.L.C...............................   576,175    1,702,334
    Acal P.L.C........................................    39,091      144,627
    Admiral Group P.L.C...............................   251,691    6,394,919
#   Afren P.L.C....................................... 2,504,224          250
    Aggreko P.L.C.....................................   690,149    8,424,454
    Air Partner P.L.C.................................     5,658       31,324
*   Alizyme P.L.C.....................................    42,517           --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Alumasc Group P.L.C. (The)........................     8,807 $    23,505
    Amec Foster Wheeler P.L.C.........................   618,080   3,659,437
    Amlin P.L.C....................................... 1,152,609  11,003,756
#   Anglo American P.L.C.............................. 1,359,301   5,421,868
#   Anglo Pacific Group P.L.C.........................   439,140     356,534
    Anglo-Eastern Plantations P.L.C...................     8,036      60,917
    Antofagasta P.L.C.................................   723,908   3,950,502
    ARM Holdings P.L.C................................    12,223     174,365
#   ARM Holdings P.L.C. Sponsored ADR.................   122,630   5,282,900
    Arrow Global Group P.L.C..........................    34,348     110,166
#   Ashmore Group P.L.C...............................   913,645   2,873,169
    Ashtead Group P.L.C...............................   952,715  12,290,292
    Associated British Foods P.L.C....................   247,224  11,153,152
    AstraZeneca P.L.C.................................     5,511     354,856
#   AstraZeneca P.L.C. Sponsored ADR..................   981,542  31,625,283
    AVEVA Group P.L.C.................................   106,418   2,033,594
    Aviva P.L.C....................................... 5,302,684  36,571,351
    Aviva P.L.C. Sponsored ADR........................    18,627     257,053
    Avon Rubber P.L.C.................................    13,268     150,685
    B&M European Value Retail SA......................    32,557     130,779
    Babcock International Group P.L.C................. 1,053,706  13,808,348
    BAE Systems P.L.C................................. 2,728,957  20,182,941
*   Balfour Beatty P.L.C.............................. 2,348,931   8,423,038
    Barclays P.L.C....................................   233,484     624,773
    Barclays P.L.C. Sponsored ADR..................... 2,016,535  21,738,247
    Barratt Developments P.L.C........................ 2,119,731  18,182,443
    BBA Aviation P.L.C................................ 2,255,200   5,253,854
    Beazley P.L.C..................................... 1,509,037   8,113,903
    Bellway P.L.C.....................................   394,551  15,666,703
    Berendsen P.L.C...................................   673,315  10,499,172
    Berkeley Group Holdings P.L.C.....................   322,958  16,327,645
    Betfair Group P.L.C...............................   103,939   6,507,881
    BG Group P.L.C.................................... 2,591,251  39,212,881
#   BG Group P.L.C. Sponsored ADR.....................   132,471   1,997,530
    BGEO Group P.L.C..................................    40,818   1,033,451
    BHP Billiton P.L.C................................   387,667   3,764,297
#   BHP Billiton P.L.C. ADR...........................   637,467  12,526,227
    Bloomsbury Publishing P.L.C.......................    58,768     125,613
    Bodycote P.L.C....................................   603,128   4,717,185
    Booker Group P.L.C................................ 2,986,696   7,107,679
    Bovis Homes Group P.L.C...........................   402,328   5,391,174
    BP P.L.C.......................................... 4,977,533  26,879,766
    BP P.L.C. Sponsored ADR........................... 2,307,940  74,708,016
    Braemar Shipping Services P.L.C...................    13,650      90,123
#   Brammer P.L.C.....................................    62,201     150,507
    Brewin Dolphin Holdings P.L.C.....................   584,919   2,337,410
    British American Tobacco P.L.C....................   149,582   8,335,225
    British American Tobacco P.L.C. Sponsored ADR.....   142,986  15,872,876
    British Polythene Industries P.L.C................    30,579     303,337
    Britvic P.L.C.....................................   507,573   5,240,212
    BT Group P.L.C....................................   524,611   3,651,084
#   BT Group P.L.C. Sponsored ADR.....................   272,564   9,501,581
*   BTG P.L.C.........................................   392,482   3,289,209

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
UNITED KINGDOM -- (Continued)
    Bunzl P.L.C.......................................    260,578 $ 6,971,125
    Burberry Group P.L.C..............................    327,273   5,608,482
    Bwin Party Digital Entertainment P.L.C............  1,220,016   2,185,169
    Cable & Wireless Communications P.L.C............. 10,549,684  10,399,707
*   Cairn Energy P.L.C................................    408,333     834,689
    Cape P.L.C........................................    332,088   1,070,254
    Capita P.L.C......................................    309,173   5,204,240
    Capital & Counties Properties P.L.C...............  1,040,847   5,507,851
    Carclo P.L.C......................................     26,730      52,552
    Card Factory P.L.C................................     17,751      88,352
#   Carillion P.L.C...................................  1,254,805   4,931,488
    Carnival P.L.C....................................     43,538   2,171,878
#   Carnival P.L.C. ADR...............................    123,375   6,209,464
*   Carpetright P.L.C.................................      1,362       7,696
    Carr's Group P.L.C................................     26,720      60,443
    Castings P.L.C....................................     57,646     385,806
    Centamin P.L.C....................................  3,906,880   3,789,346
    Centaur Media P.L.C...............................     79,311      76,553
    Centrica P.L.C....................................  4,684,758  13,745,574
    Charles Stanley Group P.L.C.......................      6,583      29,000
    Charles Taylor P.L.C..............................     16,780      58,039
    Chemring Group P.L.C..............................    518,745   1,242,885
    Chesnara P.L.C....................................    208,325     971,786
    Cineworld Group P.L.C.............................    558,993   4,033,764
*   Circassia Pharmaceuticals P.L.C...................      5,548      23,019
    Clarkson P.L.C....................................      7,446     219,044
    Close Brothers Group P.L.C........................    414,138   7,630,390
    Cobham P.L.C......................................  2,727,792   9,903,523
    Coca-Cola HBC AG..................................    408,683   8,368,866
    Communisis P.L.C..................................    732,025     464,795
    Compass Group P.L.C...............................    781,154  13,443,558
    Computacenter P.L.C...............................    187,690   2,213,522
    Connect Group P.L.C...............................    333,041     697,301
    Consort Medical P.L.C.............................     73,973   1,071,041
    Costain Group P.L.C...............................    114,790     575,019
    Countrywide P.L.C.................................     18,375      92,171
    Cranswick P.L.C...................................    110,526   3,298,533
    Crest Nicholson Holdings P.L.C....................    251,933   2,060,195
    Creston P.L.C.....................................     18,283      27,096
    Croda International P.L.C.........................    241,395   9,858,487
    Daejan Holdings P.L.C.............................        280      24,485
    Daily Mail & General Trust P.L.C..................    554,954   5,373,813
    Dairy Crest Group P.L.C...........................    398,257   3,715,580
    Darty P.L.C.......................................    303,760     440,666
    DCC P.L.C.........................................    161,043  12,432,995
    De La Rue P.L.C...................................    216,652   1,378,118
    Debenhams P.L.C...................................  3,146,816   3,533,202
    Dechra Pharmaceuticals P.L.C......................    186,882   2,669,410
    Devro P.L.C.......................................    535,487   2,286,550
    Diageo P.L.C......................................     41,007   1,103,970
    Diageo P.L.C. Sponsored ADR.......................    121,266  13,056,710
#   Dialight P.L.C....................................      8,727      55,771
    Dignity P.L.C.....................................    100,594   3,377,757

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Diploma P.L.C.....................................   302,423 $ 2,896,961
    Direct Line Insurance Group P.L.C................. 2,944,259  15,815,060
    Dixons Carphone P.L.C............................. 1,915,482  12,990,624
    Domino's Pizza Group P.L.C........................   248,806   3,500,088
#   Drax Group P.L.C..................................   781,499   2,820,666
    DS Smith P.L.C.................................... 3,179,476  16,635,768
    Dunelm Group P.L.C................................    86,445   1,082,573
    Dyson Group P.L.C.................................     3,999          74
    E2V Technologies P.L.C............................    92,393     279,120
    easyJet P.L.C.....................................   255,111   5,654,979
    Electrocomponents P.L.C........................... 1,542,429   4,626,898
    Elementis P.L.C................................... 1,428,907   4,388,271
*   Energy Assets Group P.L.C.........................     2,375      16,609
#*  EnQuest P.L.C..................................... 2,649,584     590,701
*   Enterprise Inns P.L.C............................. 1,535,902   2,022,586
    Entertainment One, Ltd............................    19,170      41,076
    Essentra P.L.C....................................   610,178   6,412,241
    esure Group P.L.C.................................   172,458     617,969
    Euromoney Institutional Investor P.L.C............    54,331     694,961
*   Evraz P.L.C.......................................   977,164     872,609
    Experian P.L.C....................................   646,537  11,029,179
    Fenner P.L.C......................................   534,679     811,029
    Ferrexpo P.L.C....................................   726,022     179,538
    Fidessa Group P.L.C...............................    51,476   1,383,173
*   Findel P.L.C......................................    63,044     175,212
*   Firstgroup P.L.C.................................. 2,698,045   3,593,408
*   Flybe Group P.L.C.................................    11,118      11,755
    Fortune Oil CVR...................................   691,662         887
    Foxtons Group P.L.C...............................    59,236     142,839
    Fresnillo P.L.C...................................   207,353   2,146,290
    Fuller Smith & Turner P.L.C. Class A..............    40,964     672,729
*   Future P.L.C......................................   361,156      49,701
    G4S P.L.C......................................... 3,485,837  11,316,458
    Galliford Try P.L.C...............................   232,958   4,951,151
    Games Workshop Group P.L.C........................     7,668      57,436
    Gem Diamonds, Ltd.................................   311,119     523,832
    Genus P.L.C.......................................   104,915   2,153,201
    GKN P.L.C......................................... 3,173,003  12,695,674
    GlaxoSmithKline P.L.C.............................   104,177   2,146,095
#   GlaxoSmithKline P.L.C. Sponsored ADR..............   526,149  21,724,692
    Glencore P.L.C.................................... 4,050,971   5,222,889
    Go-Ahead Group P.L.C..............................    75,459   2,649,369
    Goodwin P.L.C.....................................        40         998
    Grafton Group P.L.C...............................   382,438   3,843,919
    Grainger P.L.C....................................   152,496     503,701
    Greencore Group P.L.C............................. 1,547,015   8,593,624
    Greene King P.L.C.................................   829,892  10,453,847
    Greggs P.L.C......................................   385,157   5,740,524
    Halfords Group P.L.C..............................   823,155   4,474,526
    Halma P.L.C....................................... 1,396,475  16,710,511
    Hargreaves Lansdown P.L.C.........................   305,977   5,965,177
    Harvey Nash Group P.L.C...........................    28,747      30,937
    Hays P.L.C........................................ 2,745,740   4,985,419

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Headlam Group P.L.C...............................   103,178 $   723,085
    Helical Bar P.L.C.................................   262,337   1,509,105
    Henderson Group P.L.C............................. 2,700,830  10,745,836
    Henry Boot P.L.C..................................    54,535     173,296
    Hikma Pharmaceuticals P.L.C.......................   286,257   8,262,446
    Hill & Smith Holdings P.L.C.......................   178,773   1,917,445
    Hilton Food Group P.L.C...........................     1,517      11,280
    Hiscox, Ltd.......................................   775,176  11,009,917
*   Hochschild Mining P.L.C...........................   564,455     379,714
    Hogg Robinson Group P.L.C.........................   159,073     159,777
#   Home Retail Group P.L.C........................... 1,862,626   3,641,819
    HomeServe P.L.C...................................   767,824   4,445,290
*   Hornby P.L.C......................................     8,890      10,603
    Howden Joinery Group P.L.C........................ 1,327,482   9,508,377
    HSBC Holdings P.L.C. Sponsored ADR................ 1,784,953  63,187,336
    Hunting P.L.C.....................................   312,507   1,377,082
    Huntsworth P.L.C..................................   265,818     137,422
    ICAP P.L.C........................................ 1,501,746  10,388,625
    IG Group Holdings P.L.C........................... 1,263,987  13,260,184
#*  Imagination Technologies Group P.L.C..............   436,640     828,290
    IMI P.L.C.........................................   253,911   2,931,944
    Imperial Tobacco Group P.L.C......................   378,719  20,505,962
    Imperial Tobacco Group P.L.C. ADR.................    12,593   1,364,640
    Inchcape P.L.C.................................... 1,283,640  13,198,751
    Indivior P.L.C....................................   508,256   1,100,288
    Informa P.L.C..................................... 1,888,890  17,178,584
    Inmarsat P.L.C....................................   993,210  15,637,566
    InterContinental Hotels Group P.L.C...............   154,234   5,068,503
#   InterContinental Hotels Group P.L.C. ADR..........   104,760   3,471,746
    Intermediate Capital Group P.L.C..................    19,730     164,472
    International Consolidated Airlines Group
      SA(B5M6XQ7)..................................... 1,443,614  11,162,981
    International Consolidated Airlines Group
      SA(B5282K0).....................................   273,681   2,112,221
    International Consolidated Airlines Group SA
      Sponsored ADR...................................    11,890     462,997
*   International Ferro Metals, Ltd...................    20,587         199
    International Personal Finance P.L.C..............    28,050      96,712
    Interserve P.L.C..................................   345,647   2,311,817
    Intertek Group P.L.C..............................   327,922  13,290,990
    Investec P.L.C.................................... 1,155,504   7,351,426
*   IP Group P.L.C....................................   159,593     423,327
    ITE Group P.L.C...................................   594,049   1,192,356
    ITV P.L.C......................................... 2,944,191  11,255,262
    J D Wetherspoon P.L.C.............................   309,030   2,984,298
#   J Sainsbury P.L.C................................. 3,398,855  11,933,666
    James Fisher & Sons P.L.C.........................    89,240   1,375,626
    Jardine Lloyd Thompson Group P.L.C................   205,411   2,448,837
    JD Sports Fashion P.L.C...........................   173,987   2,843,342
    John Menzies P.L.C................................   124,187     725,576
    John Wood Group P.L.C.............................   825,802   7,633,178
    Johnson Matthey P.L.C.............................   262,452   9,284,100
*   Johnston Press P.L.C..............................    29,137      14,731
    Jupiter Fund Management P.L.C..................... 1,114,792   6,635,210
    Just Retirement Group P.L.C.......................    23,168      48,953
#*  KAZ Minerals P.L.C................................ 1,101,232   1,816,221

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
UNITED KINGDOM -- (Continued)
    KCOM Group P.L.C..................................  1,190,330 $ 1,977,334
    Keller Group P.L.C................................    186,687   2,183,823
    Kier Group P.L.C..................................    242,862   4,631,124
    Kingfisher P.L.C..................................  1,813,434   8,486,156
    Ladbrokes P.L.C...................................  1,972,528   3,593,615
    Laird P.L.C.......................................    689,822   3,508,024
*   Lamprell P.L.C....................................    633,715     758,206
    Lancashire Holdings, Ltd..........................    482,694   4,314,890
    Laura Ashley Holdings P.L.C.......................    224,765      81,275
    Lavendon Group P.L.C..............................    239,317     462,618
    Legal & General Group P.L.C.......................  6,631,687  23,146,695
*   Liberty Global P.L.C. Class A.....................     27,450     944,553
#*  Liberty Global P.L.C. Series C....................     67,223   2,239,188
*   Liberty Global P.L.C. LiLAC Class A...............      1,372      48,312
*   Liberty Global P.L.C. LiLAC Class C...............      3,361     123,858
    Lloyds Banking Group P.L.C........................ 47,561,951  44,558,747
#   Lloyds Banking Group P.L.C. ADR...................  1,209,083   4,606,606
    London Stock Exchange Group P.L.C.................    342,457  12,126,201
    Lookers P.L.C.....................................    580,626   1,310,095
    Low & Bonar P.L.C.................................    135,064     120,954
    LSL Property Services P.L.C.......................     21,370      76,562
    Man Group P.L.C...................................  4,010,203   9,378,490
    Management Consulting Group P.L.C.................    265,588      55,538
    Marks & Spencer Group P.L.C.......................  2,134,808  12,962,369
    Marshalls P.L.C...................................    175,384     771,420
    Marston's P.L.C...................................  1,586,551   3,576,850
    McBride P.L.C.....................................    372,470     823,211
    Mears Group P.L.C.................................    116,499     707,170
    Meggitt P.L.C.....................................  1,735,107   9,024,268
    Melrose Industries P.L.C..........................    322,712   1,375,848
    Merlin Entertainments P.L.C.......................    275,565   1,633,550
    Michael Page International P.L.C..................    591,816   3,436,593
    Micro Focus International P.L.C...................    323,404   6,405,704
    Millennium & Copthorne Hotels P.L.C...............    388,851   2,305,845
    Mitchells & Butlers P.L.C.........................    643,288   2,670,617
    Mitie Group P.L.C.................................  1,409,967   5,696,268
    MJ Gleeson P.L.C..................................     19,478     166,447
    Mondi P.L.C.......................................    690,162  11,251,709
    Moneysupermarket.com Group P.L.C..................    836,267   4,046,365
    Morgan Advanced Materials P.L.C...................    849,265   2,583,202
    Morgan Sindall Group P.L.C........................     54,143     552,509
*   Mothercare P.L.C..................................    318,010     950,599
    N Brown Group P.L.C...............................    416,112   1,849,869
    National Express Group P.L.C......................  1,178,366   5,101,980
    National Grid P.L.C...............................     14,459     203,708
#   National Grid P.L.C. Sponsored ADR................    167,434  11,856,000
    NCC Group P.L.C...................................     95,153     429,323
*   New World Resources P.L.C. Class A................     46,188         116
    Next P.L.C........................................     78,028   7,733,857
    Northgate P.L.C...................................    472,189   2,254,135
    Novae Group P.L.C.................................     85,351     998,219
#*  Ocado Group P.L.C.................................    371,716   1,406,164

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Old Mutual P.L.C.................................. 5,496,013 $13,408,393
    OneSavings Bank P.L.C.............................    11,853      51,723
*   Ophir Energy P.L.C................................   600,105     771,447
    Oxford Instruments P.L.C..........................    56,289     589,340
    Paragon Group of Cos. P.L.C. (The)................    10,511      47,374
    PayPoint P.L.C....................................    60,617     684,815
    Pearson P.L.C.....................................    31,107     351,182
    Pearson P.L.C. Sponsored ADR......................   592,282   6,651,327
    Pendragon P.L.C...................................   699,085     394,383
#   Pennon Group P.L.C................................   759,523   9,627,212
    Persimmon P.L.C...................................   675,953  19,723,815
    Petra Diamonds, Ltd...............................   423,803     536,664
    Petrofac, Ltd.....................................   752,013   8,570,000
*   Petropavlovsk P.L.C...............................   882,274      70,121
    Pets at Home Group P.L.C..........................    88,311     324,557
    Phoenix Group Holdings............................   593,202   7,354,074
    Photo-Me International P.L.C......................   796,592   1,757,844
    Playtech P.L.C....................................   669,877   7,361,619
    Poundland Group P.L.C.............................    72,320     146,870
    Premier Farnell P.L.C.............................   688,496     989,853
*   Premier Foods P.L.C............................... 3,158,868   1,681,883
*   Premier Oil P.L.C................................. 2,671,260     723,193
    Provident Financial P.L.C.........................    83,565   3,515,003
    Prudential P.L.C. ADR.............................   581,058  22,858,822
*   Punch Taverns P.L.C...............................    44,189      74,177
    PZ Cussons P.L.C..................................   491,692   1,870,508
    QinetiQ Group P.L.C............................... 2,297,667   7,621,837
    Randgold Resources, Ltd...........................   162,700  11,546,867
    Randgold Resources, Ltd. ADR......................    19,692   1,392,618
    Rank Group P.L.C..................................   111,423     444,225
    Rathbone Brothers P.L.C...........................     2,517      81,125
*   Raven Russia, Ltd.................................   154,901      74,282
    REA Holdings P.L.C................................    11,361      43,090
    Reckitt Benckiser Group P.L.C.....................   126,272  11,230,762
    Redrow P.L.C......................................   741,795   4,714,401
    Regus P.L.C....................................... 2,428,083  10,264,239
    RELX P.L.C........................................   366,955   6,456,373
#   RELX P.L.C. Sponsored ADR.........................   184,656   3,288,722
    Renishaw P.L.C....................................    71,902   1,873,119
    Rentokil Initial P.L.C............................ 3,349,280   7,498,861
    Restaurant Group P.L.C. (The).....................   755,892   5,758,762
    Rexam P.L.C....................................... 1,696,940  14,549,845
    Ricardo P.L.C.....................................    56,599     641,232
    Rightmove P.L.C...................................   171,018   9,758,051
    Rio Tinto P.L.C...................................   109,785   2,692,121
#   Rio Tinto P.L.C. Sponsored ADR....................   929,561  22,913,679
    RM P.L.C..........................................    27,965      64,374
    Robert Walters P.L.C..............................    96,302     454,945
    Rolls-Royce Holdings P.L.C........................ 1,053,318   8,378,660
    Rotork P.L.C...................................... 2,082,503   5,098,836
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.   603,738   4,449,549
    Royal Dutch Shell P.L.C.(B03MLX2).................   120,155   2,624,845
    Royal Dutch Shell P.L.C.(B03MM40).................    62,822   1,368,761

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).   847,418 $37,227,073
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 1,354,884  59,791,031
    Royal Mail P.L.C.................................. 1,618,710  10,641,984
    RPC Group P.L.C................................... 1,007,618  10,824,441
    RPS Group P.L.C...................................   411,849   1,076,751
    RSA Insurance Group P.L.C......................... 2,116,451  12,636,081
    S&U P.L.C.........................................     2,442      73,900
    SABMiller P.L.C...................................   157,582   9,436,456
    Saga P.L.C........................................    11,877      33,373
    Sage Group P.L.C. (The)........................... 1,633,182  14,558,324
    Savills P.L.C.....................................   348,930   3,764,956
    Schroders P.L.C.(0239581).........................    54,414   1,589,328
    Schroders P.L.C.(0240549).........................   105,598   4,125,845
    SDL P.L.C.........................................   153,953     986,158
    Senior P.L.C...................................... 1,163,486   3,640,343
    Sepura P.L.C......................................    12,081      29,999
*   Serco Group P.L.C.................................   662,297     808,454
    Severfield P.L.C..................................   396,752     333,991
    Severn Trent P.L.C................................   284,878   8,939,764
    Shanks Group P.L.C................................ 1,336,401   1,697,454
    Shire P.L.C.......................................   142,837   8,012,016
#   Shire P.L.C. ADR..................................    27,906   4,696,580
    SIG P.L.C......................................... 1,836,714   3,525,466
#   Sky P.L.C.........................................   508,897   7,873,969
#   Sky P.L.C. Sponsored ADR..........................    24,064   1,507,128
*   Skyepharma P.L.C..................................    36,431     205,238
*   Skyepharma P.L.C. Sponsored ADR...................        80         452
    Smith & Nephew P.L.C..............................   279,866   4,661,942
#   Smith & Nephew P.L.C. Sponsored ADR...............   114,228   3,833,475
    Smiths Group P.L.C................................   937,528  12,683,978
    Soco International P.L.C..........................   516,172   1,186,025
    Spectris P.L.C....................................   349,513   7,917,287
    Speedy Hire P.L.C.................................   930,767     550,712
    Spirax-Sarco Engineering P.L.C....................   183,778   8,021,374
    Spirent Communications P.L.C...................... 1,895,400   2,006,544
    Spirent Communications P.L.C. ADR.................    25,100     104,416
*   Sportech P.L.C....................................    87,812      73,911
*   Sports Direct International P.L.C.................   432,699   2,572,980
    SSE P.L.C......................................... 1,401,245  29,074,915
    SSP Group P.L.C...................................    27,809     113,540
    St. Ives P.L.C....................................    75,985     241,741
    St. James's Place P.L.C........................... 1,005,596  13,767,935
    St. Modwen Properties P.L.C.......................   456,025   2,525,601
    Stagecoach Group P.L.C............................   838,334   3,330,601
    Standard Chartered P.L.C..........................   989,846   6,677,493
    Standard Life P.L.C............................... 1,584,434   8,278,456
    Sthree P.L.C......................................    84,563     370,687
    Stobart Group, Ltd................................   112,353     164,512
    STV Group P.L.C...................................    56,141     369,526
    SuperGroup P.L.C..................................   163,487   3,431,028
    Synthomer P.L.C...................................   759,400   3,192,047
    T Clarke P.L.C....................................    26,802      33,217
#   TalkTalk Telecom Group P.L.C...................... 1,066,787   3,343,679

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Tarsus Group P.L.C................................     4,986 $    15,764
    Tate & Lyle P.L.C................................. 1,512,343  13,551,535
    Taylor Wimpey P.L.C............................... 6,479,929  17,867,374
    Ted Baker P.L.C...................................    34,428   1,474,830
#   Telecom Plus P.L.C................................    76,341   1,097,498
*   Tesco P.L.C....................................... 9,313,455  23,173,013
*   Thomas Cook Group P.L.C........................... 4,557,869   6,972,305
    Topps Tiles P.L.C.................................   125,036     243,338
    Travis Perkins P.L.C..............................   515,097  13,477,520
    Tribal Group P.L.C................................    44,362      15,566
    Trifast P.L.C.....................................    50,763      82,807
    Trinity Mirror P.L.C.............................. 1,373,276   2,948,275
    TT Electronics P.L.C..............................   383,667     869,532
    TUI AG(B11LJN4)...................................   319,157   5,420,172
    TUI AG(5666292)...................................   561,525   9,501,135
    Tullett Prebon P.L.C..............................   556,317   2,678,806
*   Tullow Oil P.L.C..................................   581,211   1,440,541
    U & I Group P.L.C.................................   299,284     900,464
    UBM P.L.C.........................................   935,782   7,000,392
    UDG Healthcare P.L.C..............................   520,713   3,892,371
    UK Mail Group P.L.C...............................    12,676      51,279
    Ultra Electronics Holdings P.L.C..................   200,491   5,454,950
    Unilever P.L.C....................................    63,007   2,770,086
#   Unilever P.L.C. Sponsored ADR.....................   232,570  10,295,874
    UNITE Group P.L.C. (The)..........................   681,385   6,266,248
    United Utilities Group P.L.C......................   610,655   8,354,758
    United Utilities Group P.L.C. ADR.................    10,818     295,548
    UTV Media P.L.C...................................   121,424     304,507
*   Vectura Group P.L.C...............................   577,920   1,388,076
#   Vedanta Resources P.L.C...........................   278,207     975,550
    Vesuvius P.L.C....................................   617,490   2,670,165
    Victrex P.L.C.....................................   285,139   6,329,940
    Vitec Group P.L.C. (The)..........................    22,541     179,595
    Vodafone Group P.L.C.............................. 2,590,387   8,326,406
    Vodafone Group P.L.C. Sponsored ADR............... 1,196,973  38,542,522
*   Volex P.L.C.......................................    24,880      16,058
    Vp P.L.C..........................................    13,881     137,824
    Weir Group P.L.C. (The)...........................   331,542   4,104,965
    WH Smith P.L.C....................................   244,402   6,449,211
    Whitbread P.L.C...................................   182,464  10,457,056
    William Hill P.L.C................................ 3,052,080  16,991,374
    Wilmington P.L.C..................................   137,652     515,140
*   Wincanton P.L.C...................................    72,639     174,141
#   WM Morrison Supermarkets P.L.C.................... 6,813,789  17,043,890
    Wolseley P.L.C....................................   250,972  12,449,875
#   Wolseley P.L.C. ADR...............................    53,693     270,078
    WPP P.L.C.........................................   430,273   9,357,358
    WPP P.L.C. Sponsored ADR..........................   130,599  14,209,171
    WS Atkins P.L.C...................................   194,878   4,024,879
    Xaar P.L.C........................................    92,115     630,532
    Xchanging P.L.C...................................   464,492   1,255,118
    XP Power, Ltd.....................................     4,208      91,524

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES       VALUE++
                                                  ---------- ---------------
UNITED KINGDOM -- (Continued)
    Zoopla Property Group P.L.C..................     14,007 $        42,889
                                                             ---------------
TOTAL UNITED KINGDOM.............................              2,374,211,306
                                                             ---------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C....................    156,603       3,988,681
    Equinix, Inc.................................     19,767       6,138,932
    STERIS P.L.C.................................     56,884       3,940,364
                                                             ---------------
TOTAL UNITED STATES..............................                 14,067,977
                                                             ---------------
TOTAL COMMON STOCKS..............................             13,482,963,865
                                                             ---------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG..................     39,416       2,713,891
#   Biotest AG...................................      4,641          61,464
    Draegerwerk AG & Co. KGaA....................      3,728         248,914
    Fuchs Petrolub SE............................     94,689       3,883,461
    Henkel AG & Co. KGaA.........................     26,927       2,861,037
    Jungheinrich AG..............................     46,546       3,714,455
    Porsche Automobil Holding SE.................    117,248       5,317,455
    Sartorius AG.................................      8,274       2,128,192
    Sixt SE......................................     23,300         867,155
    STO SE & Co. KGaA............................        914         100,384
    Villeroy & Boch AG...........................      9,008         118,902
    Volkswagen AG................................    162,786      18,956,687
                                                             ---------------
TOTAL GERMANY....................................                 40,971,997
                                                             ---------------
TOTAL PREFERRED STOCKS...........................                 40,971,997
                                                             ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units
      Rights.....................................     22,005              --
*   Centrebet International, Ltd. Litigation
      Rights.....................................     22,005              --
                                                             ---------------
TOTAL AUSTRALIA..................................                         --
                                                             ---------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights..........................     29,444              --
                                                             ---------------
HONG KONG -- (0.0%)
*   GCL New Energy Holdings, Ltd. Rights.........  1,980,750              --
*   Hanison Construction Holdings, Ltd. Rights
      02/05/16...................................    171,165           1,188
*   International Standard Resources Holdings,
      Ltd. Warrants 11/30/16.....................  1,578,500           6,695
*   Lai Sun Development Co., Ltd. Rights......... 22,534,833              --
*   Skyway Securities Group, Ltd. Warrants
      02/11/17...................................    136,000             716
                                                             ---------------
TOTAL HONG KONG..................................                      8,599
                                                             ---------------
ITALY -- (0.0%)
*   Saipem SpA Rights 02/11/16...................    749,050       2,353,194
                                                             ---------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios
      SA Rights 01/29/16.........................    290,371         128,969

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES       VALUE++
                                                    ---------- ---------------
SPAIN -- (Continued)
*     Iberdrola SA Rights 02/01/16.................  5,929,150 $       828,317
                                                               ---------------
TOTAL SPAIN........................................                    957,286
                                                               ---------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16........      1,730              --
                                                               ---------------
TOTAL RIGHTS/WARRANTS..............................                  3,319,079
                                                               ---------------
TOTAL INVESTMENT SECURITIES........................             13,527,254,941
                                                               ---------------

                                                                   VALUE+
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund............... 93,185,280   1,078,153,690
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,322,287,874)^^.........................            $14,605,408,631
                                                               ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia.................. $   24,613,680 $   792,172,608   --    $   816,786,288
   Austria....................         45,738      64,481,663   --         64,527,401
   Belgium....................     21,173,312     209,174,977   --        230,348,289
   Canada.....................    983,180,717          12,218   --        983,192,935
   China......................             --       1,141,077   --          1,141,077
   Denmark....................     11,138,858     247,382,470   --        258,521,328
   Finland....................     16,169,452     233,951,250   --        250,120,702
   France.....................     67,861,312     921,303,917   --        989,165,229
   Germany....................     74,672,234     861,344,823   --        936,017,057
   Greece.....................             --              --   --                 --
   Hong Kong..................        865,720     378,262,621   --        379,128,341
   Ireland....................     14,889,878      59,571,853   --         74,461,731
   Israel.....................     39,583,120      56,739,521   --         96,322,641
   Italy......................     19,323,682     341,592,726   --        360,916,408
   Japan......................    103,409,914   3,117,892,041   --      3,221,301,955
   Netherlands................     44,843,787     310,457,919   --        355,301,706
   New Zealand................        126,840      53,613,895   --         53,740,735
   Norway.....................     10,005,859      96,164,428   --        106,170,287
   Portugal...................        250,413      42,389,260   --         42,639,673
   Singapore..................         76,337     156,392,461   --        156,468,798
   Spain......................     21,948,082     311,290,698   --        333,238,780
   Sweden.....................      4,697,304     410,204,379   --        414,901,683
   Switzerland................     97,482,044     872,789,494   --        970,271,538
   United Kingdom.............    535,133,880   1,839,077,426   --      2,374,211,306
   United States..............     14,067,977              --   --         14,067,977
Preferred Stocks
   Germany....................             --      40,971,997   --         40,971,997
Rights/Warrants
   Australia..................             --              --   --                 --
   Austria....................             --              --   --                 --
   Hong Kong..................             --           8,599   --              8,599
   Italy......................             --       2,353,194   --          2,353,194
   Spain......................             --         957,286   --            957,286
   Switzerland................             --              --   --                 --
Securities Lending Collateral.             --   1,078,153,690   --      1,078,153,690
Futures Contracts**...........      1,356,250              --   --          1,356,250
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,106,916,390 $12,499,848,491   --    $14,606,764,881
                               ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company....................................... $3,262,494,978
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.......................................  2,108,511,806
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company.......................................  1,739,400,281
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company.......................................    994,848,988
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company.......................................    526,527,691
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $8,537,863,014).......................................  8,631,783,744
                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $8,537,863,014)^^......... $8,631,783,744
                                                                  ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,631,783,744   --      --    $8,631,783,744
 Futures Contracts**.............        576,447   --      --           576,447
                                  --------------   --      --    --------------
 TOTAL........................... $8,632,360,191   --      --    $8,632,360,191
                                  ==============   ==      ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company......................................... $410,479,506
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $391,271,485)^^......................................... $410,479,506
                                                                    ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company......................................... $200,243,375
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $248,722,151)^^......................................... $200,243,375
                                                                    ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                       VALUE+
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company.......................................... $31,772,114
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $25,083,229)^^........................................... $31,772,114
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company......................................... $282,106,553
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $268,510,305)^^................................. $282,106,553
                                                                    ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
COMMON STOCKS -- (94.6%)

AUSTRALIA -- (19.4%)
    360 Capital Industrial Fund.......................    343,962 $    587,241
    Abacus Property Group.............................  3,247,737    6,992,284
#   ALE Property Group................................  1,153,542    3,134,422
    Aspen Group.......................................    732,012      634,050
    Astro Japan Property Group........................    294,081    1,110,435
#   BWP Trust.........................................  5,091,631   11,176,664
    Carindale Property Trust..........................     99,428      490,026
    Charter Hall Group................................  3,235,477   10,305,093
*   Charter Hall Office...............................  2,059,687           --
    Charter Hall Retail REIT..........................  3,486,921   10,250,353
    Cromwell Property Group........................... 12,011,520    8,470,653
    Dexus Property Group..............................  9,591,650   50,589,387
#   Folkestone Education Trust........................  1,218,376    1,940,583
    Galileo Japan Trust...............................     85,441      125,279
    Generation Healthcare REIT........................     11,166       14,708
    Goodman Group..................................... 16,886,047   73,939,307
*   GPT Group......................................... 38,018,670           --
    GPT Group (The)................................... 17,423,461   60,948,683
#   Growthpoint Properties Australia, Ltd.............    841,523    1,813,450
#   Ingenia Communities Group.........................  1,090,446    2,146,487
    Investa Office Fund...............................  5,781,474   16,169,938
*   New South Resources, Ltd..........................     41,418       44,352
*   Prime Retirement & Aged Care Property Trust.......    116,309           --
#   Scentre Group..................................... 48,378,533  151,122,789
    Shopping Centres Australasia Property Group.......  8,297,933   12,669,974
    Stockland......................................... 23,263,706   68,257,512
    Vicinity Centres.................................. 32,841,525   68,371,916
    Westfield Corp.................................... 19,323,036  137,553,015
                                                                  ------------
TOTAL AUSTRALIA.......................................             698,858,601
                                                                  ------------
BELGIUM -- (1.6%)
    Aedifica SA.......................................     88,879    5,559,636
    Befimmo SA........................................    205,751   11,802,059
    Cofinimmo SA......................................    209,107   22,773,960
*   Intervest Offices & Warehouses NV.................     69,929    1,761,010
#   Leasinvest Real Estate SCA........................     14,070    1,359,567
    Montea SCA........................................      3,197      133,752
    Retail Estates NV.................................     27,248    2,293,261
    Warehouses De Pauw CVA............................    132,958   10,783,048
    Wereldhave Belgium NV.............................     16,470    1,791,392
                                                                  ------------
TOTAL BELGIUM.........................................              58,257,685
                                                                  ------------
CANADA -- (4.5%)
    Allied Properties REIT............................    418,615    9,950,660
#   Artis REIT........................................    730,553    6,299,579
#   Boardwalk REIT....................................    248,000    7,796,360
#   Brookfield Canada Office Properties...............     67,695    1,262,667
#   BTB REIT..........................................    174,105      526,951
#   Canadian Apartment Properties REIT................    618,555   13,206,496
#   Canadian REIT.....................................    381,863   11,189,575
#   Chartwell Retirement Residences...................    488,118    4,442,504

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
#   Cominar REIT......................................    917,322 $  9,756,655
    Crombie REIT......................................    418,495    3,979,123
#   Dream Global REIT.................................    625,949    3,596,894
#   Dream Office REIT.................................    585,704    6,731,269
    Granite REIT......................................    226,932    6,098,929
#   H&R REIT..........................................  1,392,732   18,740,097
    InnVest REIT......................................    658,472    2,420,680
    InterRent REIT....................................    159,090      772,226
    Morguard North American Residential REIT..........    153,952    1,213,242
    Morguard REIT.....................................    289,781    2,715,986
    Northview Apartment REIT..........................    247,624    3,036,748
#   NorthWest Healthcare Properties REIT..............    307,219    1,914,499
#   OneREIT...........................................    488,980    1,099,498
#   Partners REIT.....................................    130,878      304,563
#   Plaza Retail REIT.................................     53,917      173,578
    Pure Industrial Real Estate Trust.................  1,227,304    3,907,328
    RioCan REIT.......................................  1,595,190   28,171,176
    Smart Real Estate Investment Trust................    630,046   13,924,066
                                                                  ------------
TOTAL CANADA..........................................             163,231,349
                                                                  ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust......................  1,392,000        1,753
    Spring REIT.......................................  1,425,000      515,856
#   Yuexiu REIT....................................... 14,242,000    7,231,191
                                                                  ------------
TOTAL CHINA...........................................               7,748,800
                                                                  ------------
FRANCE -- (5.3%)
#   Acanthe Developpement SA..........................    206,670      107,201
    Affine SA.........................................     59,714      920,088
    Altarea SCA.......................................      2,822      539,930
    ANF Immobilier....................................     49,896    1,075,265
    Argan SA..........................................      8,285      194,878
#   Cegereal SA.......................................     15,742      579,229
    Fonciere Des Regions..............................    304,730   25,891,876
    Gecina SA.........................................    309,441   39,777,774
    ICADE.............................................    380,277   27,025,365
    Klepierre.........................................  1,884,783   81,690,226
    Mercialys SA......................................    628,571   12,835,273
    Terreis...........................................      1,329       39,290
                                                                  ------------
TOTAL FRANCE..........................................             190,676,395
                                                                  ------------
GERMANY -- (0.5%)
    Alstria Office REIT-AG............................    920,446   11,493,065
    Hamborner REIT AG.................................    724,470    6,985,369
                                                                  ------------
TOTAL GERMANY.........................................              18,478,434
                                                                  ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE.......................     96,660      744,410
                                                                  ------------
HONG KONG -- (4.5%)
    Champion REIT..................................... 26,657,012   12,578,868
    Fortune REIT...................................... 10,300,000   10,477,963

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Link REIT......................................... 22,250,805 $127,796,349
    Prosperity REIT................................... 11,674,000    4,108,812
#   Regal REIT........................................  8,643,000    1,996,575
#   Sunlight REIT..................................... 10,394,000    4,937,102
                                                                  ------------
TOTAL HONG KONG.......................................             161,895,669
                                                                  ------------
ISRAEL -- (0.2%)
    Alony Hetz Properties & Investments, Ltd..........    409,216    2,907,816
    Reit 1, Ltd.......................................    844,539    2,188,953
    Sella Capital Real Estate, Ltd....................     77,061      108,149
                                                                  ------------
TOTAL ISRAEL..........................................               5,204,918
                                                                  ------------
ITALY -- (0.3%)
    Beni Stabili SpA SIIQ............................. 12,075,319    8,158,639
    Immobiliare Grande Distribuzione SIIQ SpA.........  4,057,802    3,205,980
                                                                  ------------
TOTAL ITALY...........................................              11,364,619
                                                                  ------------
JAPAN -- (19.0%)
    Activia Properties, Inc...........................        833    3,742,009
#   Advance Residence Investment Corp.................     12,547   27,165,119
    Comforia Residential REIT, Inc....................      2,374    4,270,590
    Daiwa House REIT Investment Corp..................      1,430    5,515,358
    Daiwa House Residential Investment Corp...........      7,013   14,381,679
#   Daiwa Office Investment Corp......................      3,281   18,774,055
    Frontier Real Estate Investment Corp..............      4,859   19,770,613
#   Fukuoka REIT Corp.................................      6,513   10,646,379
#   Global One Real Estate Investment Corp............      1,932    6,821,728
    GLP J-Reit........................................     14,678   14,293,950
#   Hankyu Reit, Inc..................................      5,185    5,614,429
#   Heiwa Real Estate REIT, Inc.......................      8,385    5,773,900
#   Ichigo Office REIT Investment.....................      8,568    6,327,736
#   Industrial & Infrastructure Fund Investment Corp..      3,263   15,252,240
#   Invincible Investment Corp........................     17,029   10,451,784
#   Japan Excellent, Inc..............................     11,964   13,328,962
#   Japan Hotel REIT Investment Corp..................     35,628   27,057,107
#   Japan Logistics Fund, Inc.........................      8,861   17,640,800
    Japan Prime Realty Investment Corp................      7,910   28,481,576
    Japan Real Estate Investment Corp.................     12,559   66,713,311
#   Japan Rental Housing Investments, Inc.............     11,694    7,935,893
    Japan Retail Fund Investment Corp.................     23,579   49,946,538
#   Kenedix Office Investment Corp....................      4,485   22,725,345
    Kenedix Residential Investment Corp...............      3,402    7,925,828
    MCUBS MidCity Investment Corp.....................      2,093    6,211,618
#   Mori Hills REIT Investment Corp...................     15,399   19,507,224
    Mori Trust Sogo Reit, Inc.........................     11,756   19,605,112
#   Nippon Accommodations Fund, Inc...................      4,677   16,739,432
    Nippon Building Fund, Inc.........................     13,542   70,042,557
    Nippon Prologis REIT, Inc.........................      1,024    1,822,456
    NIPPON REIT Investment Corp.......................         68      155,028
#*  Nomura Real Estate Master Fund, Inc...............     28,230   34,725,961
    Orix JREIT, Inc...................................     21,795   30,385,022
#   Premier Investment Corp...........................     12,675   14,181,441

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
JAPAN -- (Continued)
    Sekisui House SI Residential Investment Corp......     10,169 $  8,696,685
    Starts Proceed Investment Corp....................      1,032    1,445,906
#   Tokyu REIT, Inc...................................      9,472   11,143,927
    Top REIT, Inc.....................................      1,776    6,402,324
    United Urban Investment Corp......................     25,626   35,072,253
                                                                  ------------
TOTAL JAPAN...........................................             686,693,875
                                                                  ------------
MALAYSIA -- (0.6%)
    Amanahraya REIT...................................    294,900       61,485
    AmFirst REIT......................................  1,788,940      308,145
#   Axis REIT.........................................  5,464,004    2,040,931
    Boustead Plantations Bhd..........................    177,200       63,610
    Capitaland Malaysia Mall Trust.................... 10,232,400    3,546,338
    Hektar REIT.......................................    125,525       45,963
#   IGB REIT..........................................  8,095,800    2,807,444
#   KLCCP Stapled Group...............................  3,403,100    5,753,399
    MRCB-Quill REIT...................................    733,100      194,359
    Sunway REIT....................................... 13,793,400    4,884,288
    Tower REIT........................................    434,900      130,118
    YTL Hospitality REIT..............................  4,316,800    1,091,980
                                                                  ------------
TOTAL MALAYSIA........................................              20,928,060
                                                                  ------------
MEXICO -- (1.6%)
    Asesor de Activos Prisma SAPI de C.V..............  2,794,567    2,118,526
    Concentradora Fibra Hotelera Mexicana S.A. de C.V.  1,681,260    1,279,177
#   Fibra Uno Administracion SA de C.V................ 19,346,605   38,762,009
#   Mexico Real Estate Management SA de C.V...........  7,889,366    9,330,093
    PLA Administradora Industrial S de RL de C.V......  4,513,441    7,206,475
                                                                  ------------
TOTAL MEXICO..........................................              58,696,280
                                                                  ------------
NETHERLANDS -- (8.0%)
    Eurocommercial Properties NV......................    402,523   17,594,818
    NSI NV............................................    908,115    3,699,178
    Unibail-Rodamco SE................................    926,144  233,445,310
    Vastned Retail NV.................................    227,907    9,978,432
    Wereldhave NV.....................................    459,958   25,128,136
                                                                  ------------
TOTAL NETHERLANDS.....................................             289,845,874
                                                                  ------------
NEW ZEALAND -- (0.8%)
#   Argosy Property, Ltd..............................  5,808,612    4,297,317
#   Goodman Property Trust............................  7,710,100    6,279,848
#   Kiwi Property Group, Ltd..........................  9,723,524    8,657,828
    NPT, Ltd..........................................     45,944       18,910
    Precinct Properties New Zealand, Ltd..............  3,808,590    3,038,500
#   Property for Industry, Ltd........................  1,056,775    1,114,360
    Stride Property, Ltd..............................  1,092,213    1,524,215
#   Vital Healthcare Property Trust...................  1,566,728    1,940,588
                                                                  ------------
TOTAL NEW ZEALAND.....................................              26,871,566
                                                                  ------------
SINGAPORE -- (6.8%)
#   AIMS AMP Capital Industrial REIT..................  4,605,991    4,388,194
    Ascendas Hospitality Trust........................  1,462,000      781,594

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
    Ascendas REIT..................................... 21,775,400 $ 35,704,839
    Ascott Residence Trust............................  8,880,600    7,180,631
#   Cache Logistics Trust.............................  8,380,200    5,131,552
#   Cambridge Industrial Trust........................ 11,435,731    4,183,137
    CapitaLand Commercial Trust, Ltd.................. 25,639,100   23,460,334
    CapitaLand Mall Trust............................. 24,397,200   34,277,501
    CapitaLand Retail China Trust.....................  6,896,180    6,857,430
#   CDL Hospitality Trusts............................  7,846,900    7,217,633
#   Far East Hospitality Trust........................  3,080,200    1,389,805
#   First REIT........................................  4,950,200    4,071,406
#   Frasers Centrepoint Trust.........................  6,596,000    8,812,610
    Frasers Commercial Trust..........................  6,246,834    5,108,850
#   Keppel REIT....................................... 20,022,126   12,606,589
#   Lippo Malls Indonesia Retail Trust................ 13,063,100    2,852,095
    Mapletree Commercial Trust........................ 13,539,384   12,725,329
    Mapletree Greater China Commercial Trust..........  1,661,400      983,102
#   Mapletree Industrial Trust........................ 12,926,658   13,989,655
#   Mapletree Logistics Trust......................... 17,300,155   11,446,470
#   OUE Hospitality Trust.............................  1,042,200      534,541
#   Parkway Life REIT.................................  3,502,700    5,563,869
*   Perennial Real Estate Holdings, Ltd...............     75,200       44,740
#   Sabana Shari'ah Compliant Industrial REIT.........  4,162,816    1,946,951
#   Saizen REIT.......................................  1,705,600    1,281,571
    SPH REIT..........................................    773,200      500,436
    Starhill Global REIT.............................. 14,891,500    7,708,384
#   Suntec REIT....................................... 23,520,100   26,270,198
                                                                  ------------
TOTAL SINGAPORE.......................................             247,019,446
                                                                  ------------
SOUTH AFRICA -- (3.5%)
    Arrowhead Properties, Ltd. Class A................    303,379      150,932
    Arrowhead Properties, Ltd. Class B................    303,379      150,716
    Emira Property Fund, Ltd..........................  6,137,681    5,955,803
    Fortress Income Fund, Ltd.........................  5,468,650   11,946,342
    Fortress Income Fund, Ltd. Class A................  5,468,650    5,012,511
    Growthpoint Properties, Ltd....................... 24,304,567   35,048,014
    Hyprop Investments, Ltd...........................  1,894,818   12,098,544
    Investec Property Fund, Ltd.......................    591,752      488,244
    Octodec Investments, Ltd..........................     18,104       24,210
    Rebosis Property Fund, Ltd........................  1,665,729    1,012,880
    Redefine Properties, Ltd.......................... 42,289,030   25,391,350
    Resilient REIT, Ltd...............................  2,555,849   19,090,440
    SA Corporate Real Estate Fund Nominees Pty, Ltd... 17,882,539    4,909,358
    Vukile Property Fund, Ltd.........................  3,784,570    3,674,139
                                                                  ------------
TOTAL SOUTH AFRICA....................................             124,953,483
                                                                  ------------
SPAIN -- (0.8%)
    Merlin Properties Socimi SA.......................  2,494,921   28,973,690
                                                                  ------------
TAIWAN -- (0.3%)
    Cathay No. 1 REIT................................. 10,681,000    5,437,671
    Cathay No. 2 REIT.................................  4,114,000    1,911,871
    Fubon No. 1 REIT..................................  1,271,000      605,073
    Fubon No. 2 REIT..................................  3,968,000    1,482,995

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                   SHARES      VALUE++
                                                 ---------- --------------
TAIWAN -- (Continued)
      Shin Kong No.1 REIT.......................  4,682,000 $    1,979,483
                                                            --------------
TOTAL TAIWAN....................................                11,417,093
                                                            --------------
TURKEY -- (0.7%)
      Alarko Gayrimenkul Yatirim Ortakligi A.S..     51,842        458,826
#*    Dogus Gayrimenkul Yatirim Ortakligi A.S...    577,855        725,000
#     Emlak Konut Gayrimenkul Yatirim Ortakligi
        A.S..................................... 18,805,536     16,469,338
#     Halk Gayrimenkul Yatirim Ortakligi A.S....    920,428        318,589
#     Is Gayrimenkul Yatirim Ortakligi A.S......  5,077,604      2,913,561
#     Saf Gayrimenkul Yatirim Ortakligi A.S.....  3,109,753        811,237
#     Sinpas Gayrimenkul Yatirim Ortakligi A.S..  3,459,490        738,638
#     Torunlar Gayrimenkul Yatirim Ortakligi
        A.S.....................................  1,516,180      1,825,791
#*    Vakif Gayrimenkul Yatirim Ortakligi A.S...  1,276,549        952,709
                                                            --------------
TOTAL TURKEY....................................                25,213,689
                                                            --------------
UNITED KINGDOM -- (16.0%)
      Assura P.L.C..............................  2,536,441      1,975,257
      Big Yellow Group P.L.C....................  1,323,847     14,579,445
      British Land Co. P.L.C. (The).............  9,935,163    105,247,163
      Capital & Regional P.L.C..................    140,952        129,878
      Derwent London P.L.C......................  1,036,193     48,059,224
      Great Portland Estates P.L.C..............  3,443,582     37,767,391
      Hammerson P.L.C...........................  8,033,617     67,113,596
#     Hansteen Holdings P.L.C...................  6,933,283     10,993,340
      Intu Properties P.L.C.....................  9,650,966     41,299,505
      Land Securities Group P.L.C...............  8,017,915    125,747,713
      Londonmetric Property P.L.C...............  5,831,971     13,490,881
      McKay Securities P.L.C....................    294,416      1,052,280
      Mucklow A & J Group P.L.C.................    303,293      2,063,952
      Primary Health Properties P.L.C...........  3,138,291      4,796,733
      Redefine International P.L.C..............  3,622,797      2,455,667
      Safestore Holdings P.L.C..................  1,874,878      9,175,846
      Schroder Real Estate Investment Trust,
        Ltd.....................................     13,266         10,949
      Segro P.L.C...............................  7,525,583     47,227,096
      Shaftesbury P.L.C.........................  2,665,414     31,996,692
      Town Centre Securities P.L.C..............     15,932         69,171
      Workspace Group P.L.C.....................  1,050,607     12,120,108
                                                            --------------
TOTAL UNITED KINGDOM............................               577,371,887
                                                            --------------
TOTAL COMMON STOCKS.............................             3,414,445,823
                                                            --------------
TOTAL INVESTMENT SECURITIES.....................             3,414,445,823
                                                            --------------

                                                               VALUE+
                                                            --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@. DFA Short Term Investment Fund............ 16,862,390    195,097,852
                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $3,585,635,396)^^.............................            $3,609,543,675
                                                            ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  698,858,601   --    $  698,858,601
   Belgium....................           --     58,257,685   --        58,257,685
   Canada..................... $163,231,349             --   --       163,231,349
   China......................           --      7,748,800   --         7,748,800
   France.....................           --    190,676,395   --       190,676,395
   Germany....................           --     18,478,434   --        18,478,434
   Greece.....................           --        744,410   --           744,410
   Hong Kong..................           --    161,895,669   --       161,895,669
   Israel.....................           --      5,204,918   --         5,204,918
   Italy......................           --     11,364,619   --        11,364,619
   Japan......................           --    686,693,875   --       686,693,875
   Malaysia...................           --     20,928,060   --        20,928,060
   Mexico.....................   58,696,280             --   --        58,696,280
   Netherlands................           --    289,845,874   --       289,845,874
   New Zealand................           --     26,871,566   --        26,871,566
   Singapore..................           --    247,019,446   --       247,019,446
   South Africa...............           --    124,953,483   --       124,953,483
   Spain......................           --     28,973,690   --        28,973,690
   Taiwan.....................           --     11,417,093   --        11,417,093
   Turkey.....................           --     25,213,689   --        25,213,689
   United Kingdom.............           --    577,371,887   --       577,371,887
Securities Lending Collateral.           --    195,097,852   --       195,097,852
Futures Contracts**...........      450,341             --   --           450,341
                               ------------ --------------   --    --------------
TOTAL......................... $222,377,970 $3,387,616,046   --    $3,609,994,016
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE++
                                                       ------- -----------
COMMON STOCKS -- (26.0%)

UNITED STATES -- (26.0%)
    Acadia Realty Trust............................... 110,106 $ 3,754,615
    Agree Realty Corp.................................  27,323   1,008,765
    Alexander's, Inc..................................   3,002   1,095,730
    Alexandria Real Estate Equities, Inc.............. 110,235   8,728,407
    American Assets Trust, Inc........................  65,074   2,433,117
    American Campus Communities, Inc.................. 193,184   8,152,365
    American Homes 4 Rent Class A..................... 224,396   3,363,696
    American Residential Properties, Inc..............   9,203     155,899
    Apartment Investment & Management Co. Class A..... 256,738  10,051,293
    Ashford Hospitality Prime, Inc....................  44,230     486,088
    Ashford Hospitality Trust, Inc.................... 161,086     895,638
    AvalonBay Communities, Inc........................ 207,900  35,652,771
    Bluerock Residential Growth REIT, Inc.............   5,777      59,850
    Boston Properties, Inc............................ 232,986  27,075,303
    Brandywine Realty Trust........................... 272,396   3,494,841
    Brixmor Property Group, Inc....................... 294,237   7,832,589
    Camden Property Trust............................. 145,325  11,088,298
*   Campus Crest Communities, Inc.....................  87,458     605,209
    Care Capital Properties, Inc...................... 129,941   3,890,419
    CareTrust REIT, Inc............................... 109,558   1,124,065
    CBL & Associates Properties, Inc.................. 278,845   2,997,584
    Cedar Realty Trust, Inc........................... 113,187     799,100
    Chatham Lodging Trust.............................  50,953     960,974
    Chesapeake Lodging Trust.......................... 100,329   2,520,264
    Colony Starwood Homes............................. 100,117   2,154,518
    Columbia Property Trust, Inc...................... 200,900   4,474,043
    CoreSite Realty Corp..............................  61,000   3,912,540
#   Corporate Office Properties Trust................. 148,310   3,307,313
    Cousins Properties, Inc........................... 350,981   3,025,456
#   CubeSmart......................................... 300,576   9,405,023
#   CyrusOne, Inc..................................... 151,886   5,596,999
    DCT Industrial Trust, Inc......................... 140,931   5,043,921
    DDR Corp.......................................... 502,004   8,589,288
    DiamondRock Hospitality Co........................ 293,582   2,436,731
    Digital Realty Trust, Inc......................... 219,068  17,542,965
    Douglas Emmett, Inc............................... 220,511   6,522,715
    Duke Realty Corp.................................. 552,702  11,125,891
#   DuPont Fabros Technology, Inc..................... 102,241   3,391,334
#   EastGroup Properties, Inc.........................  48,776   2,604,151
    Education Realty Trust, Inc.......................  76,668   2,996,185
#   Empire State Realty Trust, Inc. Class A........... 134,553   2,226,852
    EPR Properties....................................  93,502   5,605,445
*   Equity Commonwealth............................... 220,443   5,927,712
    Equity Lifestyle Properties, Inc.................. 125,289   8,259,051
    Equity One, Inc................................... 136,586   3,786,164
    Equity Residential................................ 518,154  39,944,492
    Essex Property Trust, Inc......................... 110,145  23,473,001
    Extra Space Storage, Inc.......................... 197,505  17,911,728
#   Federal Realty Investment Trust................... 111,821  16,865,961
#   FelCor Lodging Trust, Inc......................... 202,119   1,406,748
    First Industrial Realty Trust, Inc................ 172,223   3,546,072

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED STATES -- (Continued)
    First Potomac Realty Trust........................    91,051 $   891,389
    Franklin Street Properties Corp...................   134,762   1,315,277
#   Gaming and Leisure Properties, Inc................   143,276   3,736,638
    General Growth Properties, Inc....................   841,438  23,593,922
#   Getty Realty Corp.................................    43,741     782,089
#   Gladstone Commercial Corp.........................    42,763     611,511
    Gladstone Land Corp...............................     7,018      52,074
    Government Properties Income Trust................   111,060   1,524,854
    Gramercy Property Trust...........................   328,268   2,399,639
    HCP, Inc..........................................   679,098  24,406,782
    Healthcare Realty Trust, Inc......................   159,572   4,633,971
#   Healthcare Trust of America, Inc. Class A.........   299,242   8,390,746
    Hersha Hospitality Trust..........................    55,432     973,940
#   Highwoods Properties, Inc.........................   151,922   6,424,781
#   Hospitality Properties Trust......................   235,646   5,558,889
#   Host Hotels & Resorts, Inc........................ 1,235,917  17,117,450
    Hudson Pacific Properties, Inc....................   199,832   5,077,731
    Independence Realty Trust, Inc....................     3,166      21,561
    Inland Real Estate Corp...........................   126,733   1,357,310
    Investors Real Estate Trust.......................   231,116   1,506,876
#   Iron Mountain, Inc................................   395,199  10,883,780
    Kilroy Realty Corp................................   159,300   8,900,091
    Kimco Realty Corp.................................   654,240  17,788,786
    Kite Realty Group Trust...........................   137,309   3,638,689
#   LaSalle Hotel Properties..........................   179,436   3,976,302
    Lexington Realty Trust............................   336,238   2,464,625
    Liberty Property Trust............................   236,573   6,936,320
    LTC Properties, Inc...............................    54,188   2,412,992
    Macerich Co. (The)................................   199,835  15,581,135
    Mack-Cali Realty Corp.............................   138,796   2,885,569
    Medical Properties Trust, Inc.....................   395,809   4,353,899
    Mid-America Apartment Communities, Inc............   127,527  11,964,583
#   Monmouth Real Estate Investment Corp. Class A.....    99,043   1,018,162
    National Health Investors, Inc....................    63,062   3,826,602
#   National Retail Properties, Inc...................   237,270  10,188,374
#   New Senior Investment Group, Inc..................   114,938   1,056,280
    New York REIT, Inc................................    77,863     800,432
    Omega Healthcare Investors, Inc...................   290,342   9,206,745
    One Liberty Properties, Inc.......................    12,688     262,895
    Paramount Group, Inc..............................   131,996   2,164,734
#   Parkway Properties, Inc...........................   136,896   1,843,989
#   Pebblebrook Hotel Trust...........................   131,659   3,215,113
#   Pennsylvania REIT.................................    98,237   1,923,480
    Physicians Realty Trust...........................   111,596   1,904,944
    Piedmont Office Realty Trust, Inc. Class A........   217,825   4,031,941
    Post Properties, Inc..............................    89,123   5,105,857
    Prologis, Inc.....................................   794,789  31,370,322
#   PS Business Parks, Inc............................    30,587   2,648,222
    Public Storage....................................   223,293  56,618,173
#   QTS Realty Trust, Inc. Class A....................    45,921   2,121,550
    Ramco-Gershenson Properties Trust.................   124,507   2,127,825
#   Realty Income Corp................................   426,647  23,802,636
    Regency Centers Corp..............................   161,617  11,699,455

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                 SHARES       VALUE++
                                               ----------- --------------
UNITED STATES -- (Continued)
#   Retail Opportunity Investments Corp.......     145,952 $    2,698,652
    Retail Properties of America, Inc. Class A     397,817      6,170,142
#   Rexford Industrial Realty, Inc............     114,564      1,866,248
    RLJ Lodging Trust.........................     216,415      3,958,230
*   RMR Group, Inc. (The) Class A.............      11,812        246,280
#   Rouse Properties, Inc.....................      74,930      1,311,275
    Ryman Hospitality Properties, Inc.........      74,161      3,481,859
#   Sabra Health Care REIT, Inc...............     103,174      1,894,275
    Saul Centers, Inc.........................      16,115        819,770
    Select Income REIT........................     152,755      2,887,070
    Senior Housing Properties Trust...........     404,396      5,855,654
    Silver Bay Realty Trust Corp..............      41,170        574,733
    Simon Property Group, Inc.................     464,966     86,613,866
    SL Green Realty Corp......................     160,999     15,554,113
    Sovran Self Storage, Inc..................      59,880      6,747,278
    Spirit Realty Capital, Inc................     898,408      9,415,316
#   STAG Industrial, Inc......................     138,527      2,345,262
    Summit Hotel Properties, Inc..............     181,767      1,844,935
    Sun Communities, Inc......................      77,997      5,193,820
#   Sunstone Hotel Investors, Inc.............     333,810      3,965,663
    Tanger Factory Outlet Centers, Inc........     149,024      4,767,278
    Taubman Centers, Inc......................      98,512      6,998,292
#   Terreno Realty Corp.......................      49,247      1,107,073
    UDR, Inc..................................     446,056     15,875,133
#   UMH Properties, Inc.......................      30,146        284,277
    Universal Health Realty Income Trust......      15,084        766,720
#   Urban Edge Properties.....................     133,020      3,232,386
    Urstadt Biddle Properties, Inc............       4,807         91,381
    Urstadt Biddle Properties, Inc. Class A...      30,750        624,225
    Ventas, Inc...............................     538,600     29,795,352
    VEREIT, Inc...............................   1,458,476     11,244,850
#   Vornado Realty Trust......................     257,343     22,764,562
#   Washington REIT...........................     110,517      2,788,344
    Weingarten Realty Investors...............     180,075      6,282,817
    Welltower, Inc............................     574,000     35,714,280
    Whitestone REIT...........................      50,439        555,838
    WP Carey, Inc.............................     176,193     10,263,242
    WP GLIMCHER, Inc..........................     296,976      2,696,542
    Xenia Hotels & Resorts, Inc...............      82,781      1,211,086
                                                           --------------
TOTAL COMMON STOCKS...........................              1,058,919,230
                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (72.0%)

UNITED STATES -- (72.0%)
    DFA International Real Estate Securities
      Portfolio of DFA Investment Dimensions
      Group Inc............................... 287,730,253  1,404,123,632

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                   SHARES       VALUE++
                                                 ---------- ---------------
UNITED STATES -- (Continued)
      DFA Real Estate Securities Portfolio of
        DFA Investment Dimensions Group Inc..... 47,544,727 $ 1,522,857,597
                                                            ---------------
TOTAL UNITED STATES.............................              2,926,981,229
                                                            ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
COMPANIES.......................................              2,926,981,229
                                                            ---------------
TOTAL INVESTMENT SECURITIES.....................              3,985,900,459
                                                            ---------------

                                                                VALUE+
                                                            ---------------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@  DFA Short Term Investment Fund............  7,086,348      81,989,052
                                                            ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $3,623,329,102)^^.........................            $4,067,889,511.
                                                            ===============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
   United States................ $1,058,919,230          --   --    $1,058,919,230
Affiliated Investment Companies
   United States................  2,926,981,229          --   --     2,926,981,229
Securities Lending Collateral...             -- $81,989,052   --        81,989,052
                                 -------------- -----------   --    --------------
TOTAL........................... $3,985,900,459 $81,989,052   --    $4,067,889,511
                                 ============== ===========   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- -----------
COMMON STOCKS -- (92.4%)

AUSTRALIA -- (5.5%)
*   Aditya Birla Minerals, Ltd........................  2,134,227 $   290,483
*   AED Oil, Ltd......................................    992,337          --
*   AJ Lucas Group, Ltd...............................    385,644      99,058
#   ALS, Ltd..........................................    396,309     939,700
#   Alumina, Ltd...................................... 19,137,135  14,324,462
#   AP Eagers, Ltd....................................    336,618   2,834,747
#*  APN News & Media, Ltd.............................  6,718,962   2,486,043
#*  Aquarius Platinum, Ltd............................  2,539,745     442,314
*   Arrium, Ltd....................................... 40,069,546   1,897,488
*   ASG Group, Ltd....................................    296,691     242,988
*   Atlas Iron, Ltd................................... 15,590,756     179,330
#   Ausdrill, Ltd.....................................  3,785,515     631,827
    Austal, Ltd.......................................  2,752,920   2,577,170
#*  Australian Agricultural Co., Ltd..................  9,068,881   8,654,599
    Australian Pharmaceutical Industries, Ltd.........  6,028,736   8,993,421
    AVJennings, Ltd...................................     40,111      15,326
#*  AWE, Ltd.......................................... 11,803,801   4,407,888
*   BC Iron, Ltd......................................    146,480       8,388
#   Beach Energy, Ltd................................. 27,743,376   7,546,936
#   Beadell Resources, Ltd............................  4,176,227     457,750
#*  Billabong International, Ltd......................  1,773,022   2,047,191
    BlueScope Steel, Ltd.............................. 13,070,106  43,731,954
*   Boart Longyear, Ltd...............................  3,176,575     112,748
*   Boom Logistics, Ltd...............................  4,111,029     243,532
    Boral, Ltd........................................  1,929,955   7,744,318
#*  Bradken, Ltd......................................  1,482,063     465,435
#   Breville Group, Ltd...............................    692,801   3,007,071
#   Brickworks, Ltd...................................    708,311   7,647,187
*   Broadspectrum, Ltd................................ 10,644,646   9,197,473
#   Cabcharge Australia, Ltd..........................  1,290,535   2,877,209
*   Cape Lambert Resources, Ltd.......................  7,045,829      86,145
    Capitol Health, Ltd...............................    406,107      59,575
#   Cardno, Ltd.......................................  1,257,179     845,165
*   Carnarvon Petroleum, Ltd..........................    756,413      44,845
*   CDS Technologies, Ltd.............................     15,209          --
    Cedar Woods Properties, Ltd.......................     14,182      44,360
*   Citigold Corp., Ltd...............................  1,723,766      19,699
    Cleanaway Waste Management, Ltd................... 36,527,237  19,187,445
*   Coal of Africa, Ltd...............................    926,247      26,439
*   Coffey International, Ltd.........................    197,370      59,368
#   Collection House, Ltd.............................    276,288     306,085
*   Cooper Energy, Ltd................................  2,393,480     256,359
    Coventry Group, Ltd...............................    539,434     477,227
#   CSR, Ltd.......................................... 11,238,234  20,524,535
    Decmil Group, Ltd.................................  1,831,795   1,308,648
*   Devine, Ltd.......................................  1,216,041     576,251
*   Doray Minerals, Ltd...............................    385,695     163,884
    Downer EDI, Ltd................................... 10,695,843  23,946,495
#*  Drillsearch Energy, Ltd...........................  3,279,640   1,158,464
#*  Elders, Ltd.......................................    852,283   2,845,825
*   Emeco Holdings, Ltd...............................  9,150,070     253,683

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
AUSTRALIA -- (Continued)
#*  Energy Resources of Australia, Ltd................  2,416,063 $   592,468
#*  Energy World Corp., Ltd...........................  1,141,260     174,132
*   Eservglobal, Ltd..................................    177,962       7,955
    Event Hospitality and Entertainment, Ltd..........  1,729,707  18,652,690
    Evolution Mining, Ltd............................. 19,875,094  20,526,181
    Fairfax Media, Ltd................................ 43,045,855  27,311,991
#*  Fleetwood Corp., Ltd..............................    174,417     145,902
    Fortescue Metals Group, Ltd.......................    517,436     650,274
    Gazal Corp., Ltd..................................      5,360       9,408
    Genworth Mortgage Insurance Australia, Ltd........     47,897      88,864
#   GrainCorp, Ltd. Class A...........................  4,116,443  25,107,200
    Grange Resources, Ltd.............................  2,050,048     126,391
#   Greencross, Ltd...................................     33,604     172,421
#   HFA Holdings, Ltd.................................    574,186   1,093,820
*   Hillgrove Resources, Ltd..........................  1,358,415     144,123
    Hills, Ltd........................................  2,784,810     423,490
*   Horizon Oil, Ltd..................................    171,975       8,741
    Iluka Resources, Ltd..............................      4,222      16,565
#   IMF Bentham, Ltd..................................    716,567     583,236
    Independence Group NL.............................    182,335     289,005
*   Infigen Energy....................................  1,300,291     438,291
    K&S Corp., Ltd....................................    135,881     117,221
#*  Karoon Gas Australia, Ltd.........................    650,288     748,541
*   Kingsgate Consolidated, Ltd.......................  2,983,828     476,111
*   Lednium, Ltd......................................    438,495          --
*   Lemarne Corp., Ltd................................      5,585       1,759
*   Lonestar Resources, Ltd...........................     19,101      61,035
    MACA, Ltd.........................................  1,503,915     748,568
*   Macmahon Holdings, Ltd............................  7,027,121     446,242
    Macquarie Telecom Group, Ltd......................      3,129      18,461
*   Maverick Drilling & Exploration, Ltd..............    222,596       9,396
    MaxiTRANS Industries, Ltd.........................  4,265,329   1,424,463
    McPherson's, Ltd..................................  1,503,264     737,165
#*  Medusa Mining, Ltd................................  2,821,939     759,408
    Melbourne IT, Ltd.................................     70,933     107,971
*   Mesoblast, Ltd....................................     98,149     106,952
    Metals X, Ltd.....................................    843,391     596,541
#*  Metcash, Ltd...................................... 13,878,153  17,426,819
    Mincor Resources NL...............................  2,683,240     267,445
*   Mineral Deposits, Ltd.............................    520,808      77,667
#   Mineral Resources, Ltd............................  3,241,873   8,664,073
#   MMA Offshore, Ltd.................................  4,164,005     979,369
*   Molopo Energy, Ltd................................  1,432,217     137,849
#   Monadelphous Group, Ltd...........................    155,920     697,550
    MONEY3 Corp., Ltd.................................      6,204       4,459
#*  Mount Gibson Iron, Ltd............................  8,608,334   1,135,030
#   Myer Holdings, Ltd................................ 15,927,630  11,825,758
    MyState, Ltd......................................     15,780      51,073
    New Hope Corp., Ltd...............................    256,221     302,078
*   Newsat, Ltd.......................................    188,485       2,881
*   NRW Holdings, Ltd.................................  4,150,952     144,759
    Nufarm, Ltd.......................................  3,941,473  19,332,970
*   OM Holdings, Ltd..................................    226,524      11,402

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
AUSTRALIA -- (Continued)
*   Orocobre, Ltd.....................................     99,648 $   177,464
    Otto Energy, Ltd..................................  1,457,170      21,728
    OZ Minerals, Ltd..................................  7,175,381  19,627,429
#*  Pacific Brands, Ltd............................... 22,378,500  12,889,707
    Pacific Current Group, Ltd........................      2,463      11,958
#*  Paladin Energy, Ltd...............................  6,092,660     913,989
    Panoramic Resources, Ltd..........................  4,863,257     286,024
#   Peet, Ltd.........................................    345,962     257,994
#*  Perseus Mining, Ltd...............................  8,445,872   1,655,099
*   Platinum Australia, Ltd...........................  1,963,690          --
    PMP, Ltd..........................................  4,792,441   1,556,941
    Premier Investments, Ltd..........................  1,441,732  13,556,168
#   Primary Health Care, Ltd.......................... 12,592,839  22,193,376
    Prime Media Group, Ltd............................  1,350,701     466,862
#   Programmed Maintenance Services, Ltd..............  4,097,056   5,883,803
    Qantas Airways, Ltd...............................  1,530,629   4,256,386
#   Qube Holdings, Ltd................................  1,005,890   1,642,295
#*  Ramelius Resources, Ltd...........................  1,691,878     316,766
    RCR Tomlinson, Ltd................................  1,215,697   1,564,426
*   Regional Express Holdings, Ltd....................     21,861      13,467
*   Resolute Mining, Ltd..............................  6,379,360   1,471,856
    Ridley Corp., Ltd.................................  7,463,384   7,839,113
*   Saracen Mineral Holdings, Ltd.....................  3,516,368   1,785,455
    Sedgman, Ltd......................................     23,374      17,851
    Select Harvests, Ltd..............................    178,644     680,810
*   Senex Energy, Ltd.................................  2,163,460     234,920
    Service Stream, Ltd...............................  3,002,002   1,055,639
#   Seven Group Holdings, Ltd.........................  2,859,205   9,688,903
#   Seven West Media, Ltd............................. 18,848,063  11,225,627
    Sigma Pharmaceuticals, Ltd........................ 17,184,518  10,111,968
#   Sims Metal Management, Ltd........................  3,754,867  18,318,564
    SMS Management & Technology, Ltd..................    121,526     208,370
    Southern Cross Media Group, Ltd................... 11,017,169   8,888,150
*   SPICERS, Ltd......................................  2,790,269      53,152
    Spotless Group Holdings, Ltd......................  3,222,983   2,407,869
*   St Barbara, Ltd...................................    680,443     711,744
    Star Entertainment Grp, Ltd. (The)................  6,140,712  23,702,739
#   Steadfast Group, Ltd..............................    351,996     366,246
#   STW Communications Group, Ltd.....................  6,104,846   3,297,779
#*  Sundance Energy Australia, Ltd....................  3,693,524     319,032
#   Sunland Group, Ltd................................  4,860,308   5,504,681
    Tassal Group, Ltd.................................  2,856,256   9,790,524
#*  Ten Network Holdings, Ltd.........................  1,693,557   1,453,112
#   TFS Corp., Ltd....................................  3,601,388   3,311,473
*   Tiger Resources, Ltd..............................  1,664,981      60,710
*   Toro Energy, Ltd..................................  1,709,178      75,003
    Tox Free Solutions, Ltd...........................    296,128     555,725
    Treasury Wine Estates, Ltd........................  6,397,904  41,640,854
#*  Troy Resources, Ltd...............................  3,224,088     514,368
#*  UGL, Ltd..........................................    384,930     606,065
    UXC, Ltd..........................................  5,279,891   4,534,036
    Villa World, Ltd..................................    475,405     685,075
#   Village Roadshow, Ltd.............................  2,689,931  13,363,099

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
AUSTRALIA -- (Continued)
*   Virgin Australia Holdings, Ltd.(B43DQC7).......... 25,592,769 $  8,935,882
*   Virgin Australia Holdings, Ltd.()................. 39,419,376           --
#   Watpac, Ltd.......................................  1,708,525    1,285,527
    Webster, Ltd......................................     27,133       24,711
#   Western Areas, Ltd................................  1,117,359    1,520,416
#*  Whitehaven Coal, Ltd.............................. 13,327,409    3,962,677
#   WorleyParsons, Ltd................................  4,128,502   10,129,303
                                                                  ------------
TOTAL AUSTRALIA.......................................             667,909,607
                                                                  ------------
AUSTRIA -- (0.8%)
#   Agrana Beteiligungs AG............................     87,141    8,008,862
    Austria Technologie & Systemtechnik AG............    405,659    5,267,819
    BUWOG AG..........................................     61,233    1,258,697
    Flughafen Wien AG.................................     33,040    2,904,673
    Lenzing AG........................................      1,770      118,328
    Linz Textil Holding AG............................        212       72,343
    Mayr Melnhof Karton AG............................     43,530    4,939,748
#   Oberbank AG.......................................     41,257    2,524,903
    POLYTEC Holding AG................................     33,169      259,168
    Porr Ag...........................................        922       24,729
#*  Raiffeisen Bank International AG..................  1,163,550   14,676,360
    Strabag SE........................................    361,393    8,821,670
    UNIQA Insurance Group AG..........................  1,108,877    7,014,921
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................     48,481    1,197,732
    Voestalpine AG....................................    118,756    3,123,175
    Wienerberger AG...................................  2,801,452   42,869,834
    Zumtobel Group AG.................................      3,358       69,692
                                                                  ------------
TOTAL AUSTRIA.........................................             103,152,654
                                                                  ------------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV.........................    146,821   19,023,047
*   AGFA-Gevaert NV...................................  3,669,929   15,662,437
    Banque Nationale de Belgique......................      4,367   14,559,855
    Barco NV..........................................     93,601    5,878,095
#   Bekaert SA........................................    716,516   23,085,105
*   BHF Kleinwort Benson Group........................     89,548      556,361
    Cie d'Entreprises CFE.............................      9,288      951,703
#   Cie Immobiliere de Belgique SA....................     44,452    2,030,231
    D'ieteren SA......................................    312,220   10,219,269
    Deceuninck NV.....................................  1,351,129    3,171,191
    Euronav NV........................................  1,249,973   14,576,499
#   Exmar NV..........................................     67,336      657,760
    Gimv NV...........................................     11,892      573,050
    Jensen-Group NV...................................     34,860      900,678
#*  Nyrstar NV........................................  4,603,831    6,755,226
*   Papeteries Catala SA..............................        188           --
    RealDolmen........................................     25,789      489,857
    Recticel SA.......................................    930,009    5,346,581
*   Roularta Media Group NV...........................     25,530      639,099
    Sioen Industries NV...............................    100,627    1,816,529
    Sipef SA..........................................     22,099    1,161,354
*   Tessenderlo Chemie NV.............................    506,825   13,422,035

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
BELGIUM -- (Continued)
*   Viohalco SA.......................................   135,192 $    192,320
                                                                 ------------
TOTAL BELGIUM.........................................            141,668,282
                                                                 ------------
CANADA -- (5.3%)
#*  5N Plus, Inc......................................   537,999      537,653
*   Advantage Oil & Gas, Ltd.......................... 4,785,167   26,130,721
    Aecon Group, Inc.................................. 1,322,983   13,702,965
*   Africa Oil Corp...................................    43,218       59,849
#   AGF Management, Ltd. Class B...................... 1,735,285    5,834,244
*   AgJunction, Inc...................................   467,374      190,166
    AGT Food & Ingredients, Inc.......................   127,201    3,188,878
    AKITA Drilling, Ltd. Class A......................    10,400       48,255
*   Alacer Gold Corp.................................. 3,901,072    6,070,624
    Alamos Gold, Inc. Class A......................... 1,924,237    6,277,224
#   Algoma Central Corp...............................   238,810    2,251,895
    Altius Minerals Corp..............................     1,248        7,350
*   Amerigo Resources, Ltd............................ 1,798,937      147,675
    Andrew Peller, Ltd. Class A.......................     2,471       39,599
#*  Argonaut Gold, Inc................................ 1,732,983    1,323,643
#*  Asanko Gold, Inc..................................   411,600      590,560
#*  Athabasca Oil Corp................................ 2,886,850    3,049,852
*   ATS Automation Tooling Systems, Inc............... 1,444,265   10,969,362
*   AuRico Metals, Inc................................   852,539      352,968
    Axia NetMedia Corp................................     9,442       19,344
#*  B2Gold Corp....................................... 4,817,197    3,679,350
#*  Ballard Power Systems, Inc........................ 1,695,191    2,274,937
*   Bankers Petroleum, Ltd............................ 2,525,766    1,604,634
#*  Banro Corp........................................   892,301      152,868
    Baytex Energy Corp................................   589,200    1,244,937
#*  Bellatrix Exploration, Ltd........................ 2,521,234    3,095,526
#*  Birchcliff Energy, Ltd............................ 1,443,992    5,184,724
    Black Diamond Group, Ltd..........................   173,800      710,882
#*  BlackPearl Resources, Inc......................... 1,407,141      592,628
#   Bonavista Energy Corp............................. 1,305,197    1,788,834
    Bonterra Energy Corp..............................    45,500      526,487
    Boralex, Inc. Class A.............................   542,598    5,918,265
#   Calfrac Well Services, Ltd........................   101,700      105,264
    Canaccord Genuity Group, Inc...................... 2,132,829    7,536,229
#*  Canacol Energy, Ltd............................... 1,115,075    2,085,443
    Canam Group, Inc..................................   868,646    8,141,425
#   Canexus Corp......................................   134,200      118,786
*   Canfor Corp.......................................   840,500    9,401,553
    Canyon Services Group, Inc........................   545,375    1,670,111
#   Capstone Infrastructure Corp...................... 2,095,437    7,209,655
#*  Capstone Mining Corp.............................. 6,004,004    1,521,466
    Cascades, Inc..................................... 2,029,194   15,238,148
    Cathedral Energy Services, Ltd....................     2,660          674
    CCL Industries, Inc. Class B......................    36,936    5,207,267
    Centerra Gold, Inc................................ 3,476,256   15,831,618
#*  Cequence Energy, Ltd.............................. 3,242,106      671,148
    Cervus Equipment Corp.............................     1,411       13,094
#*  China Gold International Resources Corp., Ltd..... 3,145,305    4,400,598
*   Chinook Energy, Inc...............................   873,063      277,331

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
#   Clarke, Inc.......................................     8,900 $    59,338
*   Claude Resources, Inc............................. 1,701,245   1,190,106
    COM DEV International, Ltd........................   382,354   1,675,818
*   Continental Gold, Inc.............................   231,700     256,360
#*  Copper Mountain Mining Corp....................... 1,725,416     517,292
*   Corridor Resources, Inc...........................    66,250      19,389
#   Corus Entertainment, Inc. Class B.................     8,500      59,037
    Cott Corp......................................... 1,083,638  11,115,624
*   Crew Energy, Inc.................................. 3,082,044   8,492,176
#*  Delphi Energy Corp................................ 3,201,664   1,782,638
#*  Denison Mines Corp................................ 2,493,547   1,139,175
*   Detour Gold Corp..................................    88,720   1,079,155
    Dominion Diamond Corp............................. 1,458,638  15,566,163
    Dorel Industries, Inc. Class B....................   831,737  16,356,881
#*  Dundee Precious Metals, Inc....................... 1,511,300   1,154,323
    E-L Financial Corp., Ltd..........................     1,588     765,718
    Eldorado Gold Corp................................   127,575     289,591
#   Enbridge Income Fund Holdings, Inc................   737,834  15,416,090
*   Endeavour Mining Corp.............................    20,762     126,863
*   Endeavour Silver Corp.............................    14,383      17,865
    Enerflex, Ltd.....................................   425,522   3,903,175
*   Energy Fuels, Inc.................................    18,470      43,510
#   Enerplus Corp..................................... 1,838,477   5,826,853
    Ensign Energy Services, Inc....................... 2,188,014  10,355,152
#*  Epsilon Energy, Ltd...............................    32,412      62,469
#   Equitable Group, Inc..............................    32,276   1,197,822
*   Essential Energy Services Trust................... 1,906,750     734,988
    Exchange Income Corp..............................     5,505      93,839
#*  EXFO, Inc.........................................        55         167
#*  First Majestic Silver Corp........................   798,351   2,393,514
    First Quantum Minerals, Ltd....................... 1,777,000   3,843,465
#*  Fortress Paper, Ltd. Class A......................    10,505      32,920
*   Gasfrac Energy Services, Inc......................    42,951           4
#   Genesis Land Development Corp.....................    29,263      45,537
#   Genworth MI Canada, Inc...........................   832,887  14,405,634
#*  Golden Star Resources, Ltd........................ 1,386,422     267,210
*   Gran Tierra Energy, Inc........................... 2,952,306   6,743,793
    Granite Oil Corp..................................   193,285   1,092,738
    Guardian Capital Group, Ltd. Class A..............    13,961     172,108
#*  Heroux-Devtek, Inc................................   374,140   3,391,804
    HNZ Group, Inc....................................    16,021     126,256
    Horizon North Logistics, Inc......................    34,700      45,329
#   HudBay Minerals, Inc.............................. 4,812,144   9,480,703
#*  IAMGOLD Corp...................................... 6,455,196   9,400,100
*   Indigo Books & Music, Inc.........................     6,242      55,696
*   Interfor Corp.....................................   747,072   5,786,088
    Intertape Polymer Group, Inc......................   402,793   4,657,896
#*  Ithaca Energy, Inc................................ 2,315,127     702,355
*   Ivanhoe Mines, Ltd. Class A.......................    57,000      27,668
*   Katanga Mining, Ltd...............................   241,169      29,266
*   Kelt Exploration, Ltd.............................   139,882     387,425
*   Kingsway Financial Services, Inc..................   286,186   1,203,252
*   Kinross Gold Corp................................. 4,509,296   7,435,558

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
*   Kirkland Lake Gold, Inc...........................   745,876 $ 2,656,807
#*  Lake Shore Gold Corp.............................. 8,551,601   7,752,540
#   Laurentian Bank of Canada.........................   803,054  27,343,619
#*  Lightstream Resources, Ltd........................ 3,448,070     836,850
    Linamar Corp......................................   186,383   7,268,258
#   Liquor Stores N.A., Ltd...........................   348,105   1,848,741
#   Long Run Exploration, Ltd......................... 3,263,764     745,524
*   Lundin Mining Corp................................ 1,138,809   2,820,806
#   Major Drilling Group International, Inc...........   885,481   3,375,308
    Martinrea International, Inc......................   376,117   2,537,159
*   MEG Energy Corp................................... 1,048,905   4,350,159
#   Melcor Developments, Ltd..........................    55,339     552,639
*   Mercator Minerals, Ltd............................   861,957          --
#*  Migao Corp........................................   309,144     108,131
*   Mitel Networks Corp...............................   155,854   1,137,000
    Nevsun Resources, Ltd............................. 2,329,579   6,335,710
    New Flyer Industries, Inc.........................    37,452     713,270
*   New Gold, Inc..................................... 4,598,873  11,325,656
    Newalta Corp......................................   898,408   1,808,488
    Norbord, Inc......................................    25,266     441,150
#   North American Energy Partners, Inc...............    75,053     126,437
#*  NuVista Energy, Ltd............................... 1,738,143   5,583,299
    OceanaGold Corp................................... 6,141,196  12,669,039
*   Ovivo, Inc. Class A...............................   153,345     227,680
#*  Painted Pony Petroleum, Ltd....................... 1,154,445   3,461,110
#   Pan American Silver Corp.......................... 1,470,013   9,758,813
#*  Paramount Resources, Ltd. Class A.................   195,700     642,601
*   Parex Resources, Inc..............................   147,295     970,471
#   Pengrowth Energy Corp.............................   466,010     389,201
#   Penn West Petroleum, Ltd.......................... 2,426,809   1,749,645
*   Phoscan Chemical Corp............................. 2,409,821     387,044
    PHX Energy Services Corp..........................    16,539      17,709
    Pizza Pizza Royalty Corp..........................     6,300      56,933
*   Polaris Materials Corp............................       367         350
#   Precision Drilling Corp........................... 8,847,542  30,125,473
#*  Primero Mining Corp............................... 2,536,048   6,317,944
#   Pulse Seismic, Inc................................   679,163   1,105,355
*   QLT, Inc.......................................... 1,022,357   2,565,197
*   Questerre Energy Corp. Class A....................   635,449      79,380
#*  RB Energy, Inc....................................   238,050         262
    Reitmans Canada, Ltd. Class A.....................   353,031   1,008,012
#*  RMP Energy, Inc................................... 2,150,008   2,332,795
*   Rock Energy, Inc..................................   239,661     215,556
#   Rocky Mountain Dealerships, Inc...................    84,896     392,695
#   Rogers Sugar, Inc.................................       147         439
    RONA, Inc......................................... 2,992,633  26,275,527
#   Russel Metals, Inc................................   106,190   1,191,596
*   Sabina Gold & Silver Corp.........................   189,000      87,694
#*  Sandstorm Gold, Ltd...............................   709,735   1,616,143
#   Savanna Energy Services Corp...................... 1,845,943   1,568,043
    Secure Energy Services, Inc.......................    29,100     155,585
#   Sherritt International Corp....................... 6,301,123   3,148,537
#*  Sierra Wireless, Inc..............................   670,218   9,994,185

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
#*  Silver Standard Resources, Inc....................  1,627,671 $  7,087,439
*   Sonde Resources Corp..............................    463,104           93
#*  Southern Pacific Resource Corp....................    156,000           16
*   Sprott Resource Corp..............................  2,080,641      623,791
#   Sprott, Inc.......................................  1,273,652    1,745,601
*   St Andrew Goldfields, Ltd.........................    799,897      256,945
*   Stornoway Diamond Corp............................     84,802       42,979
    Strad Energy Services, Ltd........................     22,664       28,635
#   Stuart Olson, Inc.................................    152,549      595,648
    Superior Plus Corp................................      2,067       15,389
#   Surge Energy, Inc.................................  4,339,877    6,846,405
*   TAG Oil, Ltd......................................     16,951        7,018
#*  Taseko Mines, Ltd.................................    914,368      345,931
*   Tembec, Inc.......................................    478,448      317,622
#*  Teranga Gold Corp.(B4L8QT1).......................    832,294      242,974
#*  Teranga Gold Corp.(B5TDK82).......................  6,836,605    1,952,061
#*  Thompson Creek Metals Co., Inc....................  3,529,784      554,324
*   Timmins Gold Corp.................................    827,161      112,185
*   TLC Vision Corp...................................    829,259           --
    TMX Group, Ltd....................................    205,324    5,959,365
#   TORC Oil & Gas, Ltd...............................  1,574,629    6,092,147
    Torstar Corp. Class B.............................    403,213      673,509
    Total Energy Services, Inc........................      8,707       89,189
    TransAlta Corp....................................  2,819,780    9,903,146
    Transcontinental, Inc. Class A....................  1,213,079   15,967,718
    TransGlobe Energy Corp............................    805,128    1,149,444
*   Trevali Mining Corp...............................     85,000       21,236
*   Trican Well Service, Ltd..........................     24,000       28,953
#   Trinidad Drilling, Ltd............................  2,942,284    4,116,551
#   Twin Butte Energy, Ltd............................    878,604       47,038
    Uni-Select, Inc...................................     36,657    1,585,705
    Wajax Corp........................................     10,600      117,963
    West Fraser Timber Co., Ltd.......................    287,537    9,882,866
    Western Energy Services Corp......................    914,323    2,427,926
    Westjet Airlines, Ltd.............................     46,672      630,334
    Whistler Blackcomb Holdings, Inc..................     13,697      218,913
#   Whitecap Resources, Inc...........................    109,144      596,790
#   Wi-Lan, Inc.......................................    396,066      435,393
*   Xtreme Drilling & Coil Services Corp..............    286,071      341,023
    Yamana Gold, Inc..................................  2,256,757    3,882,350
*   Yellow Pages, Ltd.................................    125,576    1,425,268
                                                                  ------------
TOTAL CANADA..........................................             652,567,053
                                                                  ------------
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd......... 15,012,000      242,269
*   Hanfeng Evergreen, Inc............................    707,267       65,329
    Zhuhai Holdings Investment Group, Ltd.............    980,000      158,823
                                                                  ------------
TOTAL CHINA...........................................                 466,421
                                                                  ------------
DENMARK -- (1.6%)
    Alm Brand A.S.....................................  2,482,304   16,627,677
#*  Bang & Olufsen A.S................................    241,390    2,546,318

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
DENMARK -- (Continued)
    BankNordik P/F....................................     1,163 $     20,373
#   Brodrene Hartmann A.S.............................    47,230    1,830,272
#*  D/S Norden A.S....................................   372,746    4,969,579
    DFDS A.S..........................................   552,705   19,613,883
    Djurslands Bank A.S...............................     6,339      219,032
#   FLSmidth & Co. A.S................................   104,353    3,659,853
*   GPV Industri A.S. Series B........................     6,000           --
    Harboes Bryggeri A.S. Class B.....................    22,925      383,149
*   Jyske Bank A.S....................................   766,883   33,674,724
    Lan & Spar Bank...................................     5,706      336,138
    NKT Holding A.S...................................   256,101   14,236,607
    Nordjyske Bank A.S................................     7,085      107,376
    PER Aarsleff A.S. Class B.........................    36,692   11,249,964
    Ringkjoebing Landbobank A.S.......................       593      123,322
*   Santa Fe Group A.S................................    61,840      586,040
    Schouw & Co.......................................   322,838   19,073,357
    Solar A.S. Class B................................    10,600      598,861
    Spar Nord Bank A.S................................ 1,011,072    8,320,572
    Sydbank A.S....................................... 1,265,268   36,945,539
    TDC A.S........................................... 2,918,980   12,535,398
#*  TK Development A.S................................   837,838      876,713
#   United International Enterprises..................     2,724      392,248
    Vestas Wind Systems A.S...........................    28,482    1,863,700
                                                                 ------------
TOTAL DENMARK.........................................            190,790,695
                                                                 ------------
FINLAND -- (2.6%)
    Ahlstrom Oyj......................................    48,984      398,855
    Aktia Bank Oyj....................................   165,070    1,802,603
    Alandsbanken Abp Class A..........................     5,030       85,581
    Alma Media Oyj....................................   219,556      809,750
    Apetit Oyj........................................    56,431      765,439
    Aspo Oyj..........................................    38,882      293,383
    Atria Oyj.........................................   194,792    1,882,131
#   Cargotec Oyj Class B..............................   878,238   27,995,841
    Cramo Oyj.........................................   539,274   10,371,878
    Digia Oyj.........................................    25,243      191,161
*   Finnair Oyj....................................... 1,222,233    6,551,602
    Fiskars Oyj Abp...................................    53,699    1,039,822
    HKScan Oyj Class A................................   522,372    1,993,366
    Huhtamaki Oyj..................................... 1,329,574   46,999,820
    Kemira Oyj........................................ 2,480,119   28,097,766
#   Kesko Oyj Class A.................................    17,976      679,586
#   Kesko Oyj Class B................................. 1,320,043   52,960,500
#*  Lemminkainen Oyj..................................   100,597    1,416,332
    Metsa Board Oyj................................... 4,720,389   31,567,235
    Metso Oyj.........................................   330,658    6,822,811
#   Munksjo Oyj.......................................    27,842      239,217
    Neste Oyj......................................... 1,402,604   43,942,618
    Okmetic Oyj.......................................   318,278    2,337,869
    Olvi Oyj Class A..................................     6,886      166,131
*   Oriola-KD Oyj Class B.............................   767,486    3,488,171
#   Outotec Oyj....................................... 1,075,543    4,225,986
    Raisio Oyj Class V................................ 1,586,023    7,082,193

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
FINLAND -- (Continued)
    Ramirent Oyj......................................   380,471 $  2,543,283
    Saga Furs Oyj.....................................    15,302      247,548
    Sanoma Oyj........................................ 1,080,016    4,989,711
    Teleste Oyj.......................................    10,257       96,521
#   Tikkurila Oyj.....................................   135,228    2,293,506
    Valmet Oyj........................................   553,760    5,505,369
    Viking Line Abp...................................    15,371      377,771
#   YIT Oyj........................................... 2,284,592   12,171,335
                                                                 ------------
TOTAL FINLAND.........................................            312,432,691
                                                                 ------------
FRANCE -- (4.1%)
#   Actia Group.......................................   161,162      998,215
#*  Air France-KLM.................................... 2,462,688   19,774,883
    Albioma SA........................................   120,399    1,693,957
    Altamir...........................................    93,308    1,016,983
    April SA..........................................     7,583      100,730
    Arkema SA.........................................   814,507   50,874,838
#   Assystem..........................................    21,001      509,751
    Aubay.............................................    72,740    1,571,929
    Axway Software SA.................................     9,496      239,749
    Bollore SA(4572709)............................... 5,070,616   20,464,650
*   Bollore SA(BZ0G303)...............................    28,553      113,329
    Bonduelle SCA.....................................   223,592    5,812,161
#   Bourbon SA........................................    35,979      468,664
    Burelle SA........................................    10,952    9,426,158
#   Casino Guichard Perrachon SA......................   131,879    5,977,935
*   Cegedim SA........................................    55,922    1,670,177
    Cegid Group SA....................................    66,619    3,615,892
#*  CGG SA............................................ 5,480,532    4,598,807
    Chargeurs SA......................................   261,809    2,407,354
    Cie des Alpes.....................................    99,226    1,512,237
*   Coface SA.........................................    71,730      588,285
*   Derichebourg SA................................... 1,898,306    6,014,531
    Devoteam SA.......................................     9,150      339,056
    Dom Security......................................    14,093      380,427
    Eiffage SA........................................     3,319      227,938
#*  Eramet............................................    48,235    1,048,389
*   Esso SA Francaise.................................    33,901    1,617,626
#*  Etablissements Maurel et Prom.....................    34,839      103,973
    Euler Hermes Group................................    18,170    1,553,764
    Exel Industries Class A...........................       331       25,168
    Faiveley Transport SA.............................    20,658    2,059,733
    Fleury Michon SA..................................    23,476    1,565,566
*   Futuren SA........................................ 1,785,638      989,485
    Gaumont SA........................................    20,984    1,245,442
    Gevelot SA........................................     3,986      541,893
    GFI Informatique SA...............................    11,910      108,684
    GL Events.........................................   151,545    2,645,794
    Groupe Crit.......................................     3,755      204,152
*   Groupe Flo........................................    48,031       98,576
*   Groupe Fnac SA....................................   125,087    7,174,786
    Groupe Open.......................................     6,991      117,962
    Guerbet...........................................    40,407    3,314,478

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
*   Hipay Group SA....................................    15,705 $   144,859
    Imerys SA.........................................    18,023   1,115,365
*   Immobiliere Hoteliere SA..........................    27,700          --
    IPSOS.............................................   289,088   5,928,272
    Jacquet Metal Service.............................   272,817   3,694,780
    Korian SA.........................................   265,530   8,985,680
    Lagardere SCA.....................................   877,380  24,933,217
    Laurent-Perrier...................................     1,440     127,506
*   Le Noble Age......................................    11,554     299,597
    LISI..............................................   240,807   5,899,598
    Manitou BF SA.....................................    22,791     407,017
    Manutan International.............................    24,293   1,349,130
    Mersen............................................   180,484   2,619,786
    MGI Coutier.......................................   114,961   2,094,919
    Mr Bricolage......................................   111,608   1,517,492
*   Naturex...........................................     4,153     323,601
#   Neopost SA........................................    65,395   1,565,067
*   Nexans SA.........................................   872,344  33,405,503
    Nexity SA.........................................   617,922  27,967,233
*   NRJ Group.........................................    11,860     124,361
#*  Onxeo SA..........................................    16,250      61,339
*   Parrot SA.........................................     2,316      51,891
*   Peugeot SA........................................   982,388  14,607,870
*   Pierre & Vacances SA..............................   105,191   3,293,652
    Plastic Omnium SA.................................   407,553  13,307,332
    Plastivaloire.....................................    13,687     965,239
    PSB Industries SA.................................    14,395     765,890
#   Rallye SA.........................................   512,856   7,849,100
*   Recylex SA........................................     7,793      21,315
    Rexel SA.......................................... 2,209,837  26,170,435
    Robertet SA.......................................       300      78,101
    Rothschild & Co...................................    70,337   1,626,241
    Saft Groupe SA....................................    79,778   2,085,307
    Samse SA..........................................       243      29,486
    Savencia SA.......................................   134,801   8,544,488
    Seche Environnement SA............................    26,919     714,567
#*  Sequana SA........................................   936,428   3,213,868
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................    87,221   3,083,290
    Societe Television Francaise 1....................   541,269   6,087,248
#*  SOITEC............................................ 3,143,302   1,841,735
    Sopra Steria Group................................   102,043  11,061,326
*   Spir Communication SA.............................     7,516      71,391
#*  Ste Industrielle d'Aviation Latecoere SA..........   364,700   1,437,425
    Stef SA...........................................     2,635     175,167
    Sword Group.......................................    64,121   1,725,843
    Technip SA........................................   225,654  10,514,246
    Teleperformance...................................   432,288  36,016,200
    TFF Group.........................................     4,242     445,516
#   Total Gabon.......................................     1,749     254,899
*   Touax SA..........................................     3,497      33,318
    Trigano SA........................................   185,955  11,742,490
*   UBISOFT Entertainment.............................   928,293  25,498,122

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FRANCE -- (Continued)
#   Vallourec SA......................................   217,628 $    954,814
    Vicat SA..........................................   185,122   10,000,583
#   Vilmorin & Cie SA.................................    31,597    2,233,665
    Vranken-Pommery Monopole SA.......................    83,389    2,139,972
                                                                 ------------
TOTAL FRANCE..........................................            496,020,461
                                                                 ------------
GERMANY -- (6.1%)
    Aareal Bank AG.................................... 1,630,036   44,607,107
    Adler Modemaerkte AG..............................     4,643       46,126
*   ADVA Optical Networking SE........................   764,832    7,220,816
*   Air Berlin P.L.C..................................    37,766       37,107
    Allgeier SE.......................................    44,908      762,147
*   AS Creation Tapeten...............................    21,297      665,559
#   Aurubis AG........................................ 1,319,350   53,790,361
#   Balda AG..........................................   454,951    1,230,385
    Bauer AG..........................................   286,165    4,385,050
#   BayWa AG..........................................   269,063    7,879,773
    Bechtle AG........................................    39,431    3,481,128
    Bijou Brigitte AG.................................     7,757      470,238
#   Bilfinger SE......................................   735,755   32,477,086
#   Biotest AG........................................   139,751    2,290,502
    Borussia Dortmund GmbH & Co. KGaA.................   538,623    2,301,801
    CAT Oil AG........................................     1,504        9,852
    CENTROTEC Sustainable AG..........................   134,405    1,847,964
    Comdirect Bank AG.................................   208,891    2,295,020
*   CropEnergies AG...................................    84,947      382,806
    Data Modul AG.....................................    21,919      890,166
#*  DEAG Deutsche Entertainment AG....................   169,897      592,739
    Deutsche Beteiligungs AG..........................    20,319      605,176
*   Deutsche Lufthansa AG.............................   642,005    9,414,141
    Deutz AG.......................................... 2,079,279    6,768,540
#   DMG Mori AG....................................... 1,294,479   51,751,795
    Dr Hoenle AG......................................     6,835      175,472
    Draegerwerk AG & Co. KGaA.........................    29,624    1,808,354
    Eckert & Ziegler AG...............................    51,025    1,010,709
    Elmos Semiconductor AG............................   267,840    4,080,991
    ElringKlinger AG..................................    56,719    1,434,604
#*  Euromicron AG.....................................    62,431      469,793
*   First Sensor AG...................................    13,946      165,427
    Fraport AG Frankfurt Airport Services Worldwide...   249,841   15,153,266
    Freenet AG........................................   338,971   10,541,282
#   Gerry Weber International AG......................    39,064      522,262
    Gesco AG..........................................    21,476    1,586,767
    GFK SE............................................    15,434      468,801
    GFT Technologies SE...............................   234,880    7,034,109
#   Grammer AG........................................   344,975   10,137,157
*   H&R AG............................................   117,089    1,125,147
    Hamburger Hafen und Logistik AG...................   106,633    1,481,886
#*  Heidelberger Druckmaschinen AG.................... 4,036,281    8,012,239
    Hochtief AG.......................................   114,032   10,473,543
    Homag Group AG....................................     9,516      369,406
    Hornbach Baumarkt AG..............................    53,031    1,474,863
    Indus Holding AG..................................   211,155    9,643,689

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
GERMANY -- (Continued)
    Isra Vision AG....................................    75,929 $ 4,971,730
    Jenoptik AG....................................... 1,173,015  15,811,085
#   K+S AG............................................   351,570   7,432,377
*   Kampa AG..........................................    31,214         369
#   Kloeckner & Co. SE................................ 2,547,943  22,082,357
*   Koenig & Bauer AG.................................    83,083   2,527,045
#*  Kontron AG........................................   701,760   2,528,574
    KSB AG............................................     5,808   2,258,413
#   KWS Saat SE.......................................    14,698   4,091,578
    Lanxess AG........................................ 1,086,222  44,846,998
    Leifheit AG.......................................    48,952   2,481,288
    Leoni AG..........................................   330,661  11,545,787
#*  Manz AG...........................................    28,576     925,759
*   Mediclin AG.......................................   693,886   3,289,657
    MLP AG............................................   344,163   1,134,045
*   Mosaic Software AG................................    12,800          --
    Nexus AG..........................................   172,641   3,270,584
*   Nordex SE.........................................   501,018  16,238,791
#   Osram Licht AG....................................   599,911  26,783,908
*   Patrizia Immobilien AG............................   253,455   6,480,094
    PNE Wind AG.......................................   731,684   1,481,073
    Progress-Werk Oberkirch AG........................     2,451      84,552
#   Puma SE...........................................     4,725     955,312
#   QSC AG............................................ 2,017,844   3,263,602
    Rheinmetall AG.................................... 1,210,639  86,500,020
    RHOEN-KLINIKUM AG.................................    39,114   1,135,900
#   RIB Software AG...................................    39,477     420,039
*   Rohwedder AG......................................    44,910          --
    SAF-Holland SA....................................   476,691   5,519,528
    Salzgitter AG..................................... 1,296,353  27,690,192
    SHW AG............................................    15,707     379,923
#*  Singulus Technologies AG..........................   963,314     146,382
    Sixt SE...........................................   270,736  12,570,654
#*  SKW Stahl-Metallurgie Holding AG..................    49,920     211,963
*   SMA Solar Technology AG...........................    23,041   1,137,581
    Software AG.......................................   610,358  20,649,245
    Stada Arzneimittel AG.............................   584,535  20,251,011
    Suedzucker AG..................................... 1,470,196  22,238,782
*   Suess MicroTec AG.................................   192,045   1,858,973
    Surteco SE........................................    18,204     393,489
#   TAG Immobilien AG.................................   292,121   3,438,917
    Technotrans AG....................................    60,715   1,175,662
#*  Tom Tailor Holding AG.............................   186,140     905,075
#*  Tomorrow Focus AG.................................    52,307     173,927
    UMS United Medical Systems International AG.......     8,394      30,166
    VERBIO Vereinigte BioEnergie AG...................   271,985   1,725,825
#   VTG AG............................................   304,367   8,684,809
#   Wacker Chemie AG..................................   114,694   8,395,148
    Wacker Neuson SE..................................   600,347   8,498,970

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
GERMANY -- (Continued)
    Zeal Network SE...................................       5,422 $    197,502
                                                                   ------------
TOTAL GERMANY.........................................              742,187,813
                                                                   ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products................     173,961           --
*   Atlantic Supermarkets SA..........................     129,593           --
*   Ergas SA..........................................     104,948           --
*   Etma Rayon SA.....................................      39,176           --
*   Michaniki SA......................................     986,718           --
*   T Bank SA.........................................   1,210,617           --
*   Themeliodomi SA...................................     140,360           --
*   Tropea Holding SA.................................       4,581        1,861
                                                                   ------------
TOTAL GREECE..........................................                    1,861
                                                                   ------------
HONG KONG -- (2.6%)
    Allan International Holdings......................      10,000        2,303
#   Allied Group, Ltd.................................   2,083,000    8,988,181
#   Allied Properties HK, Ltd.........................  38,488,372    6,569,955
    APT Satellite Holdings, Ltd.......................     513,625      375,932
#   Asia Financial Holdings, Ltd......................   4,360,106    1,579,929
    Asia Standard Hotel Group, Ltd....................   2,311,359      406,969
    Asia Standard International Group, Ltd............   4,217,756      666,932
    Associated International Hotels, Ltd..............   1,627,000    4,180,047
*   Bel Global Resources Holdings, Ltd................  16,756,000           --
    CCT Fortis Holdings, Ltd..........................   4,246,000      507,879
    Century City International Holdings, Ltd..........  29,995,300    1,786,125
*   Champion Technology Holdings, Ltd................. 115,831,373    1,567,081
    Chen Hsong Holdings...............................   2,032,000      430,618
    Cheuk Nang Holdings, Ltd..........................   4,293,943    2,651,735
    Chevalier International Holdings, Ltd.............   2,778,858    4,072,580
*   China Billion Resources, Ltd......................  64,707,136           --
    China Flavors & Fragrances Co., Ltd...............     226,000       57,820
    China Metal International Holdings, Inc...........      38,000       10,514
    China Motor Bus Co., Ltd..........................      21,400      195,067
*   China Star Entertainment, Ltd.....................   3,940,000      323,870
    Chinney Investments, Ltd..........................   1,416,000      280,634
    Chu Kong Shipping Enterprise Group Co., Ltd.......   6,670,000    1,864,608
    Chuang's China Investments, Ltd...................  20,229,610    1,032,531
    Chuang's Consortium International, Ltd............  23,813,520    2,746,161
    CNT Group, Ltd....................................   1,680,000       57,362
*   CP Lotus Corp.....................................   1,770,000       36,942
    CSI Properties, Ltd............................... 116,335,476    3,174,251
*   CST Mining Group, Ltd.............................  57,376,000      561,921
    Dah Sing Banking Group, Ltd.......................   4,717,088    7,451,984
    Dah Sing Financial Holdings, Ltd..................   2,678,956   12,557,941
    Dan Form Holdings Co., Ltd........................  15,211,896    2,250,614
    Dickson Concepts International, Ltd...............     336,500       98,946
    Eagle Nice International Holdings, Ltd............     278,000       68,326
    EcoGreen International Group, Ltd.................   1,093,200      212,002
    Emperor Entertainment Hotel, Ltd..................   3,145,000      561,691
#   Emperor International Holdings, Ltd...............  35,910,333    5,759,684
    Emperor Watch & Jewellery, Ltd....................  46,490,000      942,861

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
HONG KONG -- (Continued)
*   EPI Holdings, Ltd.................................  17,513,569 $   352,504
    Esprit Holdings, Ltd..............................   3,371,400   3,486,118
*   eSun Holdings, Ltd................................  17,130,400   1,110,367
*   Eternity Investment, Ltd..........................   6,680,000     129,788
*   Ezcom Holdings, Ltd...............................      67,280          --
#   Far East Consortium International, Ltd............  22,854,382   7,345,416
    FIH Mobile, Ltd...................................   5,510,000   1,971,763
    First Pacific Co., Ltd............................   9,356,000   6,487,488
#   First Shanghai Investments, Ltd...................   5,800,000     830,623
    Fountain SET Holdings, Ltd........................  19,008,000   2,017,745
#   Future Bright Holdings, Ltd.......................   2,190,000     170,449
    G-Resources Group, Ltd............................ 331,368,000   7,808,273
#   Get Nice Holdings, Ltd............................ 154,612,999   5,522,181
*   Global Brands Group Holding, Ltd..................  52,312,000   7,964,681
    Glorious Sun Enterprises, Ltd.....................     208,000      26,903
    Gold Peak Industries Holdings, Ltd................   7,973,907     813,585
    Golden Resources Development International, Ltd...  12,119,000     673,260
*   Grande Holdings, Ltd. (The).......................   3,082,000      30,500
    Great Eagle Holdings, Ltd.........................   3,132,623   8,859,569
    Guangnan Holdings, Ltd............................   7,160,000     818,046
    Guoco Group, Ltd..................................      22,000     222,591
    Haitong International Securities Group, Ltd.......   2,612,000   1,307,170
#*  Hang Fung Gold Technology, Ltd....................     118,000          --
    Hanison Construction Holdings, Ltd................   4,228,483     594,270
*   Hao Tian Development Group, Ltd...................   1,238,600      48,624
    Harbour Centre Development, Ltd...................   2,218,000   3,735,779
    High Fashion International, Ltd...................     996,000     287,567
    HKR International, Ltd............................  17,735,198   7,506,961
    Hon Kwok Land Investment Co., Ltd.................   7,282,935   2,464,274
*   Hong Fok Land, Ltd................................   4,248,000          --
    Hong Kong Ferry Holdings Co., Ltd.................   2,170,000   2,408,521
    Hongkong & Shanghai Hotels (The)..................   1,743,931   1,752,074
    Hongkong Chinese, Ltd.............................  23,445,100   3,606,906
    Hopewell Holdings, Ltd............................   4,443,500  13,484,708
#   Hsin Chong Construction Group, Ltd................  12,628,000   1,129,381
*   Hua Hong Semiconductor, Ltd.......................     227,000     175,700
    Hung Hing Printing Group, Ltd.....................   8,067,275     967,518
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   2,542,000     801,574
*   International Standard Resources Holdings, Ltd....  33,802,500     547,345
    IPE Group, Ltd....................................  11,585,000   2,300,589
*   IRC, Ltd..........................................   7,081,200     124,253
    ITC Properties Group, Ltd.........................   1,075,615     461,279
*   Jinchang Pharmaceutical Holdings, Ltd.............     507,600          --
*   Jinhui Holdings Co., Ltd..........................     867,000     106,806
#   K Wah International Holdings, Ltd.................  14,957,059   5,345,205
*   Kantone Holdings, Ltd.............................   2,591,397     211,359
#   Keck Seng Investments.............................   2,836,000   1,963,421
#*  Kingston Financial Group, Ltd.....................  13,911,424   4,273,060
    Kowloon Development Co., Ltd......................  10,290,277   8,390,721
    Kwoon Chung Bus Holdings, Ltd.....................     194,000     102,549
#   Lai Sun Development Co., Ltd...................... 328,761,666   4,087,354
    Lai Sun Garmet (Intl), Ltd........................  40,013,669   4,216,918
    Lam Soon Hong Kong, Ltd...........................     139,250      96,772

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
*   Lerado Group Holding Co., Ltd..................... 16,892,000 $   256,274
    Lippo China Resources, Ltd........................  4,318,000     127,774
    Lippo, Ltd........................................  4,537,500   2,470,878
    Liu Chong Hing Investment, Ltd....................  4,026,000   4,400,639
*   Louis XIII Holdings, Ltd..........................    461,000     127,343
    Luen Thai Holdings, Ltd...........................    996,000     124,979
    Luks Group Vietnam Holdings Co., Ltd..............  1,034,642     336,539
    Lung Kee Bermuda Holdings.........................    168,000      43,443
#*  Macau Legend Development, Ltd.....................  2,471,000     319,795
    Magnificent Hotel Investment, Ltd................. 38,616,600     878,928
    Man Yue Technology Holdings, Ltd..................  1,518,000     106,085
#*  Mason Financial Holdings, Ltd..................... 20,120,000     716,964
    Ming Fai International Holdings, Ltd..............  1,659,000     152,133
    Miramar Hotel & Investment........................  1,712,000   2,829,588
#*  Mongolian Mining Corp............................. 23,248,750     111,489
    Nanyang Holdings, Ltd.............................     98,850     502,683
    National Electronic Hldgs.........................  5,557,648     640,485
*   Neo-Neon Holdings, Ltd............................  7,128,000     968,435
*   Neptune Group, Ltd................................ 67,130,000     573,640
#   Newocean Energy Holdings, Ltd.....................  6,444,000   2,175,489
    Next Digital, Ltd.................................  3,610,000     199,063
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 18,220,000   1,284,243
    Orient Overseas International, Ltd................  3,475,000  12,944,898
*   Orient Power Holdings, Ltd........................  2,182,573          --
    Oriental Watch Holdings...........................  1,504,000     181,451
*   Pacific Andes International Holdings, Ltd......... 88,958,890   1,669,226
#   Pacific Basin Shipping, Ltd....................... 41,491,000   7,575,498
    Paliburg Holdings, Ltd............................ 11,357,041   3,364,794
    Playmates Holdings, Ltd...........................  3,115,700   3,504,541
    Pokfulam Development Co...........................    260,000     387,965
    Polytec Asset Holdings, Ltd....................... 43,024,190   3,764,797
#   Public Financial Holdings, Ltd....................  1,122,444     504,191
    PYI Corp., Ltd.................................... 72,906,086   1,119,502
#   Regal Hotels International Holdings, Ltd..........  9,080,623   4,615,770
    Rivera Holdings, Ltd..............................  4,267,468     184,838
#   SEA Holdings, Ltd.................................  1,939,000   3,809,254
    Shangri-La Asia, Ltd..............................  2,340,000   2,192,025
*   Shun Ho Technology Holdings, Ltd..................    399,173     125,987
    Shun Tak Holdings, Ltd............................ 51,554,546  17,296,695
    Sing Tao News Corp., Ltd..........................    318,000      48,953
    Singamas Container Holdings, Ltd.................. 20,148,000   1,876,478
*   SOCAM Development, Ltd............................  3,470,120   1,915,474
#   Soundwill Holdings, Ltd...........................  1,115,000   1,266,446
*   South China Assets Holdings, Ltd..................  9,711,066     179,722
*   South China Holdings Co., Ltd..................... 20,586,432   1,598,441
    Sun Hung Kai & Co., Ltd...........................  8,262,688   4,826,033
    TAI Cheung Holdings, Ltd..........................  4,309,000   3,199,846
#   Tan Chong International, Ltd......................  3,879,000   1,198,502
    Tern Properties Co., Ltd..........................    168,000      93,313
#   Tian Teck Land, Ltd...............................    766,000     818,220
    Transport International Holdings, Ltd.............    362,000     965,556
#   Trinity, Ltd...................................... 11,130,000   1,326,956
*   TSC Group Holdings, Ltd...........................  2,735,000     425,503

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  6,300,000 $  2,379,386
*   United Photovoltaics Group, Ltd...................    926,000       68,750
    Upbest Group, Ltd.................................  2,468,000      581,105
    Van Shung Chong Holdings, Ltd.....................    892,000       92,859
    Vantage International Holdings, Ltd...............  1,606,000      104,166
    Varitronix International, Ltd.....................  1,031,000      731,915
    Vedan International Holdings, Ltd.................  4,352,000      226,782
    Victory City International Holdings, Ltd.......... 37,804,250    3,464,551
#   VST Holdings, Ltd.................................  3,812,000      690,564
    Wang On Group, Ltd................................ 23,260,000      304,033
    Win Hanverky Holdings, Ltd........................     84,000       12,600
*   Winfull Group Holdings, Ltd....................... 26,464,000      590,729
    Wing On Co. International, Ltd....................  2,661,500    7,696,358
#   Wing Tai Properties, Ltd..........................  2,022,749    1,099,594
    Wong's International Holdings, Ltd................     70,000       24,192
*   Xingye Copper International Group, Ltd............  1,203,000      135,836
    Yau Lee Holdings, Ltd.............................  1,409,750      207,678
                                                                  ------------
TOTAL HONG KONG.......................................             323,911,366
                                                                  ------------
IRELAND -- (0.4%)
    C&C Group P.L.C...................................  2,137,617    8,317,005
    FBD Holdings P.L.C................................     73,756      516,027
    IFG Group P.L.C...................................     17,522       38,133
    Kingspan Group P.L.C..............................    224,891    5,791,055
    Smurfit Kappa Group P.L.C.........................  1,519,265   32,962,984
                                                                  ------------
TOTAL IRELAND.........................................              47,625,204
                                                                  ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd....................  2,091,878      869,178
    Albaad Massuot Yitzhak, Ltd.......................          5           47
    Alrov Properties and Lodgings, Ltd................     81,366    1,620,700
*   Clal Insurance Enterprises Holdings, Ltd..........    436,576    4,832,323
#   Delta-Galil Industries, Ltd.......................     42,237    1,101,741
    Direct Insurance Financial Investments, Ltd.......     85,253      542,862
    El Al Israel Airlines.............................  1,330,673      900,935
*   Elron Electronic Industries, Ltd..................    181,661      907,409
*   Equital, Ltd......................................      2,082       34,148
#   First International Bank Of Israel, Ltd...........    693,562    8,193,457
    Formula Systems 1985, Ltd.........................    139,960    3,563,068
*   Gilat Satellite Networks, Ltd.....................    107,266      383,026
*   Hadera Paper, Ltd.................................      5,796      156,307
#   Harel Insurance Investments & Financial Services,
      Ltd.............................................  2,658,056    9,961,430
#*  Israel Discount Bank, Ltd. Class A................ 12,778,420   21,016,513
    Israel Land Development Co., Ltd. (The)...........     35,160      147,432
*   Jerusalem Oil Exploration.........................    195,625    7,433,449
*   Kenon Holdings, Ltd...............................     24,252      219,513
    Magic Software Enterprises, Ltd...................      2,039       11,584
    Meitav DS Investments, Ltd........................     10,434       26,847
*   Menorah Mivtachim Holdings, Ltd...................    378,281    2,894,881
#   Migdal Insurance & Financial Holding, Ltd.........  2,740,625    1,795,738
    Neto ME Holdings, Ltd.............................      1,174       68,926
*   Oil Refineries, Ltd...............................  9,438,336    3,906,019

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
ISRAEL -- (Continued)
*   Phoenix Holdings, Ltd. (The)......................     934,853 $  1,935,234
    Scope Metals Group, Ltd...........................         743        7,771
    Shikun & Binui, Ltd...............................     167,190      260,370
#*  Summit Real Estate Holdings, Ltd..................      95,165      421,654
*   Union Bank of Israel..............................     509,996    1,558,409
                                                                   ------------
TOTAL ISRAEL..........................................               74,770,971
                                                                   ------------
ITALY -- (4.1%)
*   Aedes SIIQ SpA....................................     517,149      237,908
#*  Aeffe SpA.........................................      59,915       91,612
    Alerion Cleanpower SpA............................      66,344      154,746
*   Arnoldo Mondadori Editore SpA.....................     166,600      151,777
#   Astaldi SpA.......................................     172,858      870,944
*   Banca Carige SpA..................................   2,605,097    2,050,354
    Banca Finnat Euramerica SpA.......................     195,234       84,172
#*  Banca Monte dei Paschi di Siena SpA...............   6,119,584    4,441,935
    Banca Popolare dell'Emilia Romagna SC.............  13,579,087   81,416,137
#*  Banca Popolare dell'Etruria e del Lazio SC........     247,694       29,328
    Banca Popolare di Milano Scarl.................... 131,495,135  107,957,334
    Banca Popolare di Sondrio SCARL...................   4,999,728   19,179,045
    Banco di Desio e della Brianza SpA................     274,364      696,895
*   Banco Popolare SC.................................   4,755,632   44,296,042
    Buzzi Unicem SpA..................................   1,304,518   19,768,740
*   Caltagirone Editore SpA...........................     587,460      585,389
    Cementir Holding SpA..............................   1,932,319   10,367,682
*   CIR-Compagnie Industriali Riunite SpA.............   8,379,953    8,084,845
    Credito Emiliano SpA..............................     342,870    2,294,652
*   Credito Valtellinese SC...........................  25,024,119   23,295,130
#*  d'Amico International Shipping SA.................   5,282,535    2,777,038
    Danieli & C Officine Meccaniche SpA...............      76,756    1,489,074
    De' Longhi SpA....................................     669,398   16,014,051
    DeA Capital SpA...................................     354,575      501,032
#   Delclima SpA......................................     818,407    4,007,704
    El.En. SpA........................................      10,781      444,678
    ERG SpA...........................................     757,252    9,501,347
#*  Eurotech SpA......................................     861,546    1,272,195
    Falck Renewables SpA..............................   3,146,537    3,218,872
#*  Fincantieri SpA...................................     563,992      214,466
    FNM SpA...........................................   2,270,206    1,019,971
*   Gruppo Editoriale L'Espresso SpA..................   1,295,891    1,190,765
*   IMMSI SpA.........................................   3,712,638    1,380,944
*   Intek Group SpA...................................   4,470,361    1,489,531
#   Italcementi SpA...................................   3,958,034   44,369,895
    Italmobiliare SpA.................................     177,544    6,708,236
*   Prelios SpA.......................................     135,458       32,028
*   Reno de Medici SpA................................   2,111,595      744,720
#*  Retelit SpA.......................................   2,132,765    1,197,503
*   Safilo Group SpA..................................     620,273    6,712,072
#*  Saipem SpA........................................   1,606,602      995,792
*   Snia SpA..........................................     271,793           --
    Societa Cattolica di Assicurazioni SCRL...........   1,808,408   12,878,405
    SOL SpA...........................................      64,822      514,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
ITALY -- (Continued)
#   Trevi Finanziaria Industriale SpA.................    192,461 $    321,974
*   Uni Land SpA......................................     37,715           --
    Unipol Gruppo Finanziario SpA..................... 10,618,151   43,505,852
    UnipolSai SpA.....................................  5,912,284   12,562,809
    Vittoria Assicurazioni SpA........................      9,755       96,909
                                                                  ------------
TOTAL ITALY...........................................             501,217,322
                                                                  ------------
JAPAN -- (25.3%)
    77 Bank, Ltd. (The)...............................     82,000      380,633
    A&D Co., Ltd......................................    268,000      891,663
    Achilles Corp.....................................  2,960,000    3,581,637
    ADEKA Corp........................................    580,300    7,906,461
#   Aderans Co., Ltd..................................    199,400      999,253
#   Agro-Kanesho Co., Ltd.............................     91,400      707,071
    Ahresty Corp......................................    579,700    3,601,883
    Aichi Bank, Ltd. (The)............................    163,900    7,860,406
    Aichi Corp........................................    146,700      981,085
#   Aichi Steel Corp..................................  2,653,000   10,256,898
    Aichi Tokei Denki Co., Ltd........................     48,000      125,298
    Aida Engineering, Ltd.............................    187,207    1,705,883
*   Aigan Co., Ltd....................................    303,000      603,263
    Aiphone Co., Ltd..................................      5,800       94,676
    Airport Facilities Co., Ltd.......................    552,100    2,675,158
    Aisan Industry Co., Ltd...........................    547,830    5,222,109
    Aizawa Securities Co., Ltd........................     11,400       64,977
#   Akebono Brake Industry Co., Ltd...................    115,800      238,102
    Akita Bank, Ltd. (The)............................  4,443,000   13,169,892
    Albis Co., Ltd....................................      3,300       55,882
#   Alconix Corp......................................    166,500    2,005,775
#   Alpen Co., Ltd....................................    480,300    7,808,110
    Alpha Corp........................................     31,700      336,294
    Alpha Systems, Inc................................     27,460      414,254
    Alpine Electronics, Inc...........................    475,000    5,413,582
    Alps Logistics Co., Ltd...........................     52,000      558,043
    AOI Electronics Co., Ltd..........................     17,100      398,238
    AOKI Holdings, Inc................................    206,222    2,565,022
    Aomori Bank, Ltd. (The)...........................  1,608,000    4,766,657
    Aoyama Trading Co., Ltd...........................  1,011,599   40,267,144
    Arakawa Chemical Industries, Ltd..................    407,000    3,831,120
    Arata Corp........................................     11,400      220,578
    Araya Industrial Co., Ltd.........................    980,000    1,100,505
    Arcland Sakamoto Co., Ltd.........................     50,600    1,068,746
    Arisawa Manufacturing Co., Ltd....................    629,682    3,639,936
    Asahi Broadcasting Corp...........................     42,600      249,463
    Asahi Kogyosha Co., Ltd...........................    506,000    1,842,645
#   Asahi Organic Chemicals Industry Co., Ltd.........  1,740,000    3,067,967
    Asanuma Corp......................................    213,000      524,689
    Ashikaga Holdings Co., Ltd........................  1,024,200    3,458,121
#   Ashimori Industry Co., Ltd........................  1,109,000    1,627,615
    Asia Pile Holdings Corp...........................     12,700       52,357
#   ASKA Pharmaceutical Co., Ltd......................    406,300    4,045,674
    Asunaro Aoki Construction Co., Ltd................    583,700    3,599,064
    Atsugi Co., Ltd...................................  3,423,000    3,179,055

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Awa Bank, Ltd. (The).............................. 1,518,600 $ 8,372,685
    Bando Chemical Industries, Ltd....................   534,000   2,117,211
    Bank of Iwate, Ltd. (The).........................   352,800  13,782,589
    Bank of Kochi, Ltd. (The).........................   482,000     498,467
#   Bank of Nagoya, Ltd. (The)........................ 2,655,706   9,203,316
    Bank of Okinawa, Ltd. (The).......................   223,350   7,985,986
    Bank of Saga, Ltd. (The).......................... 3,056,000   6,321,762
    Bank of the Ryukyus, Ltd..........................   927,400  11,958,221
    Belluna Co., Ltd.................................. 1,192,324   6,107,972
    Best Denki Co., Ltd...............................   471,700     507,340
    CAC Holdings Corp.................................    10,100      75,020
    Carlit Holdings Co., Ltd..........................   155,900     678,135
    Cawachi, Ltd......................................   455,000   7,660,663
    Central Glass Co., Ltd............................ 4,797,000  25,750,236
    Central Security Patrols Co., Ltd.................    19,500     296,446
    Chiba Kogyo Bank, Ltd. (The)......................   823,200   4,121,640
*   Chilled & Frozen Logistics Holdings Co., Ltd......       300       2,279
    Chino Corp........................................     8,500      74,110
    Chiyoda Integre Co., Ltd..........................    73,000   1,843,590
#   Chofu Seisakusho Co., Ltd.........................   163,000   3,365,805
    Chubu Shiryo Co., Ltd.............................   430,100   3,242,508
    Chudenko Corp.....................................   299,460   6,460,003
#   Chuetsu Pulp & Paper Co., Ltd..................... 2,761,000   4,501,407
    Chugoku Marine Paints, Ltd........................ 1,139,000   7,932,659
    Chukyo Bank, Ltd. (The)........................... 1,604,000   2,887,274
    Chuo Gyorui Co., Ltd..............................   606,000   1,376,482
    Chuo Spring Co., Ltd..............................   913,000   2,065,848
    Cleanup Corp......................................   625,600   3,730,485
#   CMK Corp.......................................... 1,238,200   3,296,592
    Coca-Cola East Japan Co., Ltd.....................   195,904   3,161,326
    Coca-Cola West Co., Ltd...........................   594,500  13,116,103
    Computer Engineering & Consulting, Ltd............   280,900   2,932,412
    Corona Corp.......................................   325,600   2,884,806
*   Cosmo Energy Holdings Co., Ltd....................   716,900   7,904,451
#*  Cross Plus, Inc...................................    51,100     259,694
    CTI Engineering Co., Ltd..........................   347,200   3,146,708
    Dai Nippon Toryo Co., Ltd.........................   163,000     313,624
    Dai-Dan Co., Ltd..................................   621,000   3,873,321
#   Dai-ichi Seiko Co., Ltd...........................   283,700   3,429,029
    Daibiru Corp......................................   374,300   3,009,320
    Daido Kogyo Co., Ltd..............................   752,447   1,298,892
#   Daido Steel Co., Ltd.............................. 2,564,000  10,659,610
    Daihatsu Diesel Manufacturing Co., Ltd............   212,000   1,228,057
    Daiho Corp........................................    82,000     387,675
    Daiichi Jitsugyo Co., Ltd.........................   270,000   1,194,557
    Daiken Corp.......................................     6,000      14,491
    Daiki Aluminium Industry Co., Ltd.................   762,000   1,899,845
#   Daikoku Denki Co., Ltd............................   127,000   1,683,196
    Dainichi Co., Ltd.................................   241,000   1,324,489
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................   597,000   2,483,403
#   Daisan Bank, Ltd. (The)........................... 1,644,000   2,245,357
    Daishi Bank, Ltd. (The)........................... 5,856,932  22,273,729
#*  Daishinku Corp....................................   791,000   1,321,677

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Daito Bank, Ltd. (The)............................ 3,580,000 $ 5,873,537
#   Daito Electron Co., Ltd...........................    21,900     122,751
    Daiwa Industries, Ltd.............................   290,000   2,129,601
    Daiwabo Holdings Co., Ltd......................... 4,414,000   8,272,649
    DC Co., Ltd.......................................   444,400   1,144,251
    DCM Holdings Co., Ltd............................. 1,925,500  13,908,377
#   Denki Kogyo Co., Ltd..............................    32,000     129,206
    Denyo Co., Ltd....................................   188,400   2,409,563
#   DKS Co., Ltd...................................... 1,372,000   4,108,839
#   DMW Corp..........................................    55,300     823,572
    Doutor Nichires Holdings Co., Ltd.................    32,500     495,156
    DSB Co., Ltd......................................   130,000   1,036,768
#   Dunlop Sports Co., Ltd............................    36,500     246,456
#   Duskin Co., Ltd...................................    32,400     577,277
    Dydo Drinco, Inc..................................    10,600     478,651
    Dynic Corp........................................   141,000     188,799
    Ebara Corp........................................   297,000   1,315,512
    Ebara Jitsugyo Co., Ltd...........................     9,100      97,355
#   EDION Corp........................................ 2,613,900  19,614,857
#   Ehime Bank, Ltd. (The)............................ 2,940,000   5,953,352
    Eidai Co., Ltd....................................   453,000   1,564,646
    Eighteenth Bank, Ltd. (The)....................... 4,029,000  10,873,060
#   Eizo Corp.........................................   250,400   5,969,915
#   Endo Lighting Corp................................   165,700   1,498,374
    ESPEC Corp........................................   420,500   5,110,702
#   Excel Co., Ltd....................................   246,300   2,990,182
    Exedy Corp........................................    55,700   1,301,132
#   F-Tech, Inc.......................................   116,600   1,060,156
    Faith, Inc........................................    15,260     156,587
    FCC Co., Ltd......................................    75,400   1,673,096
#   Ferrotec Corp.....................................   790,100   8,534,550
    FIDEA Holdings Co., Ltd........................... 2,592,700   5,199,817
    Fields Corp.......................................    20,300     360,268
    Fine Sinter Co., Ltd..............................    81,000     226,828
    FJ Next Co., Ltd..................................    13,500      58,272
    Foster Electric Co., Ltd..........................   112,300   2,429,094
    Fuji Corp., Ltd...................................    24,200     144,082
    Fuji Machine Manufacturing Co., Ltd...............    45,300     436,508
    Fuji Oil Co., Ltd.................................   514,600   1,261,190
    Fuji Soft, Inc....................................   163,000   3,671,639
    Fujicco Co., Ltd..................................   279,600   5,199,788
    Fujikura Kasei Co., Ltd...........................   375,800   1,691,594
#   Fujikura Rubber, Ltd..............................   167,700     736,599
    Fujikura, Ltd..................................... 8,182,000  40,078,829
#   Fujishoji Co., Ltd................................    66,300     576,705
    Fujitsu Frontech, Ltd.............................   368,500   4,061,194
    FuKoKu Co., Ltd...................................   124,400   1,006,916
    Fukuda Corp.......................................   492,000   4,279,744
    Fukui Bank, Ltd. (The)............................ 1,469,000   2,752,902
    Fukushima Bank, Ltd. (The)........................ 3,537,000   2,618,904
#   Fukuyama Transporting Co., Ltd.................... 2,417,000  11,902,852
    Furukawa Electric Co., Ltd........................ 9,074,000  18,669,939
#   Furuno Electric Co., Ltd..........................   443,700   2,945,665

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Furusato Industries, Ltd..........................   135,700 $ 2,029,772
#   Fuso Pharmaceutical Industries, Ltd...............   152,000     344,426
#   Futaba Corp.......................................   475,300   6,026,530
    Futaba Industrial Co., Ltd........................   723,000   3,000,314
    Fuyo General Lease Co., Ltd.......................    53,000   2,605,499
#   G-Tekt Corp.......................................   330,800   4,197,823
    Gakken Holdings Co., Ltd..........................   833,000   1,717,955
    Gecoss Corp.......................................   304,500   2,365,987
    Geo Holdings Corp.................................   190,800   2,948,665
    Godo Steel, Ltd................................... 4,360,000   8,240,416
    Goldcrest Co., Ltd................................   215,750   3,628,781
    Gourmet Kineya Co., Ltd...........................    51,000     434,091
    Grandy House Corp.................................    47,100     145,179
#   GSI Creos Corp....................................   660,000     790,054
    Gun-Ei Chemical Industry Co., Ltd................. 1,195,000   3,074,270
    Gunze, Ltd........................................ 5,378,000  15,127,918
#   H-One Co., Ltd....................................   147,500     714,296
    H2O Retailing Corp................................   528,939   9,016,436
    Hagihara Industries, Inc..........................    54,600   1,016,114
    Hagiwara Electric Co., Ltd........................    13,400     233,390
    Hakuto Co., Ltd...................................   398,200   3,800,019
    HANEDA ZENITH HOLDINGS Co., Ltd...................    21,900      35,335
    Hanwa Co., Ltd.................................... 3,592,000  15,080,967
    Harima Chemicals Group, Inc.......................   376,100   1,817,818
    Haruyama Trading Co., Ltd.........................   263,000   1,720,458
    Heiwa Real Estate Co., Ltd........................   858,800   8,895,351
    Heiwado Co., Ltd..................................   272,924   5,591,958
    Hibiya Engineering, Ltd...........................   576,800   7,354,752
    Higashi-Nippon Bank, Ltd. (The)................... 3,338,000   9,506,151
    Hirakawa Hewtech Corp.............................       900      13,388
    Hisaka Works, Ltd.................................     5,700      40,321
    Hitachi Koki Co., Ltd.............................    73,000     462,538
    Hitachi Zosen Corp................................   599,219   3,050,810
#   Hodogaya Chemical Co., Ltd........................ 1,379,000   2,414,657
#   Hokkaido Coca-Cola Bottling Co., Ltd..............   451,000   2,124,676
    Hokkan Holdings, Ltd.............................. 1,014,000   2,560,771
    Hokko Chemical Industry Co., Ltd..................   494,000   1,514,361
    Hokkoku Bank, Ltd. (The).......................... 5,727,159  16,055,957
    Hokuetsu Bank, Ltd. (The)......................... 4,037,000   7,941,964
#   Hokuetsu Kishu Paper Co., Ltd..................... 4,101,374  24,886,163
#   Hokuriku Electrical Construction Co., Ltd.........    64,000     494,755
    Honeys Co., Ltd...................................   140,100   1,505,970
#   Hoosiers Holdings.................................   483,600   2,113,475
    Hosiden Corp......................................   656,700   3,127,023
    Hosokawa Micron Corp..............................   244,000   1,138,425
    Howa Machinery, Ltd...............................    30,900     149,868
    Hurxley Corp......................................    13,200     131,368
    Hyakugo Bank, Ltd. (The).......................... 3,490,855  14,725,412
    Hyakujushi Bank, Ltd. (The)....................... 3,854,000  12,468,979
    IBJ Leasing Co., Ltd..............................    75,400   1,445,232
    Ichikawa Co., Ltd.................................   190,000     494,761
    Ichikoh Industries, Ltd...........................    43,000      76,190
#   Ihara Chemical Industry Co., Ltd..................   716,200   8,753,054

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd............................   198,100 $   732,439
    IJT Technology Holdings Co., Ltd..................   210,460     554,803
#   Ikegami Tsushinki Co., Ltd........................   740,000     924,321
    Imagica Robot Holdings, Inc.......................    96,600     356,212
#   Imasen Electric Industrial........................   282,499   2,745,457
#   Inaba Seisakusho Co., Ltd.........................    24,500     246,668
    Inabata & Co., Ltd................................ 1,357,500  13,032,624
    Ines Corp......................................... 1,121,000  10,805,749
    Information Services International-Dentsu, Ltd....    51,200   1,025,963
    Innotech Corp.....................................    68,000     282,210
#   Inui Global Logistics Co., Ltd....................   153,485   1,217,944
    Ise Chemicals Corp................................    24,000     109,041
#   Iseki & Co., Ltd..................................   800,000   1,095,234
*   Ishihara Sangyo Kaisha, Ltd....................... 6,788,000   5,121,908
#*  Ishizuka Glass Co., Ltd...........................   638,000   1,182,357
    IT Holdings Corp..................................   402,500   8,881,939
    Itochu Enex Co., Ltd..............................   924,000   7,078,265
    Itochu-Shokuhin Co., Ltd..........................    23,900     828,286
#   Itoham Foods, Inc................................. 1,033,369   5,938,547
    Itoki Corp........................................   982,847   6,653,120
    IwaiCosmo Holdings, Inc...........................   321,800   3,471,118
    Iwaki & Co., Ltd..................................   791,000   1,310,943
    Iwasaki Electric Co., Ltd......................... 1,905,000   3,362,580
*   Iwatsu Electric Co., Ltd.......................... 1,571,000     942,593
#*  Izutsuya Co., Ltd.................................   453,000     204,447
    J-Oil Mills, Inc.................................. 2,133,000   6,142,688
    Jaccs Co., Ltd....................................   222,000     748,724
*   Janome Sewing Machine Co., Ltd....................     9,100      50,331
    Japan Digital Laboratory Co., Ltd.................   559,500   7,446,008
#*  Japan Display, Inc................................ 5,644,100  13,058,422
#   Japan Drilling Co., Ltd...........................    48,300     998,286
    Japan Foundation Engineering Co., Ltd.............   413,600   1,595,557
    Japan Medical Dynamic Marketing, Inc..............   333,000   2,008,678
    Japan Oil Transportation Co., Ltd.................   561,000   1,114,449
    Japan Pulp & Paper Co., Ltd....................... 1,587,000   4,382,942
#   Japan Radio Co., Ltd..............................   335,000     916,788
    Japan Transcity Corp.............................. 1,001,000   3,236,717
    Jimoto Holdings, Inc..............................   559,400     841,401
    JK Holdings Co., Ltd..............................   112,300     453,908
#   JMS Co., Ltd......................................   759,000   1,811,847
    Joshin Denki Co., Ltd.............................    31,000     249,392
    Juroku Bank, Ltd. (The)........................... 5,119,000  18,368,322
#   JVC Kenwood Corp.................................. 3,309,900   7,759,103
    K&O Energy Group, Inc.............................   301,100   3,858,234
    Kaga Electronics Co., Ltd.........................   379,400   4,748,023
    Kamei Corp........................................   787,000   7,346,903
    Kanaden Corp......................................   456,400   3,405,954
    Kandenko Co., Ltd................................. 2,149,000  13,096,907
    Kaneko Seeds Co., Ltd.............................     8,900      80,329
    Kanematsu Corp.................................... 2,434,000   3,877,081
    Kansai Urban Banking Corp.........................   131,900   1,378,904
    Katakura & Co-op Agri Corp........................   183,000     344,735
    Katakura Industries Co., Ltd......................    29,100     283,500

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Kato Works Co., Ltd............................... 1,554,872 $ 5,815,318
#   KAWADA TECHNOLOGIES, Inc..........................    92,300   2,727,205
    Kawai Musical Instruments Manufacturing Co., Ltd..       100       1,707
    Kawasaki Kasei Chemicals, Ltd.....................   239,000     311,722
    Kawasaki Kisen Kaisha, Ltd........................ 5,484,000   9,845,078
    Kawasumi Laboratories, Inc........................   322,200   2,755,943
    Keihanshin Building Co., Ltd......................   573,100   3,078,005
#   Keihin Co., Ltd...................................   499,000     702,951
    Keihin Corp.......................................   701,600  11,049,776
    Keiyo Bank, Ltd. (The)............................ 3,297,000  14,291,122
    Keiyo Co., Ltd....................................     6,300      26,575
*   KI Holdings Co., Ltd..............................    82,000     278,707
    Kimoto Co., Ltd...................................   139,600     267,812
    Kimura Unity Co., Ltd.............................     8,500      88,198
#*  Kinki Sharyo Co., Ltd. (The)......................   152,000     448,219
    Kita-Nippon Bank, Ltd. (The)......................   182,300   4,805,884
    Kitagawa Iron Works Co., Ltd...................... 1,663,000   3,105,127
    Kitano Construction Corp..........................   796,000   1,968,503
    Kitz Corp.........................................   697,400   3,121,030
    Kiyo Bank, Ltd. (The).............................   290,100   3,738,102
#   Koa Corp..........................................   509,189   3,961,227
    Koatsu Gas Kogyo Co., Ltd.........................    71,000     350,052
#   Kohnan Shoji Co., Ltd.............................   928,600  13,363,879
    Koike Sanso Kogyo Co., Ltd........................     8,000      20,332
#*  Kojima Co., Ltd...................................   732,600   1,677,828
    Kokuyo Co., Ltd................................... 2,074,511  22,265,963
    KOMAIHALTEC, Inc..................................   804,000   1,553,766
    Komatsu Seiren Co., Ltd...........................   604,000   3,179,602
    Komatsu Wall Industry Co., Ltd....................   160,300   2,488,079
    Komori Corp.......................................   953,600  10,755,127
    Konaka Co., Ltd...................................   554,049   2,845,364
#   Konishi Co., Ltd..................................   268,500   5,415,598
    Kosaido Co., Ltd..................................     8,100      26,127
    Krosaki Harima Corp............................... 1,303,000   2,761,024
    KRS Corp..........................................   149,800   3,218,746
#   KU Holdings Co., Ltd..............................   331,700   2,214,924
    Kumiai Chemical Industry Co., Ltd.................    56,419     619,802
    Kurabo Industries, Ltd............................ 6,068,000  10,364,833
#   Kureha Corp....................................... 2,593,000   9,160,981
#   Kurimoto, Ltd..................................... 2,308,000   4,140,946
    Kuriyama Holdings Corp............................    12,900     159,025
    Kuroda Electric Co., Ltd..........................    87,000   1,405,755
    KYB Corp.......................................... 2,778,000   8,011,750
#   Kyodo Printing Co., Ltd........................... 2,117,000   5,582,370
    Kyoei Sangyo Co., Ltd.............................   275,000     338,910
    Kyoei Steel, Ltd..................................   606,800  10,569,253
    Kyokuto Kaihatsu Kogyo Co., Ltd...................   901,050   8,892,305
    Kyosan Electric Manufacturing Co., Ltd............   643,000   1,821,606
    Kyowa Electronic Instruments Co., Ltd.............    24,100      73,981
    Kyowa Exeo Corp...................................    14,500     149,235
    Kyowa Leather Cloth Co., Ltd......................   353,100   2,570,776
#   Kyudenko Corp.....................................   892,000  17,783,352
*   Kyushu Financial Group, Inc....................... 6,208,495  38,726,363

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
    LEC, Inc..........................................    121,000 $ 1,326,302
    Lonseal Corp......................................    278,000     344,563
    Look, Inc.........................................    815,000   1,043,614
*   Macnica Fuji Electronics Holdings, Inc............    608,750   7,506,292
#   Maeda Corp........................................  2,817,000  17,402,139
    Maeda Road Construction Co., Ltd..................    484,000   7,569,892
    Maezawa Industries, Inc...........................    182,500     469,366
#   Maezawa Kasei Industries Co., Ltd.................    159,100   1,371,759
    Maezawa Kyuso Industries Co., Ltd.................    126,200   1,489,447
    Makino Milling Machine Co., Ltd...................    749,000   4,927,711
    Marubun Corp......................................    466,600   3,190,083
    Marudai Food Co., Ltd.............................  3,201,000  11,976,468
    Maruka Machinery Co., Ltd.........................     28,800     354,369
    Maruwa Co., Ltd...................................    146,100   3,178,872
    Maruyama Manufacturing Co., Inc...................    280,000     437,119
    Maruzen Co., Ltd..................................     20,000     159,316
    Maruzen Showa Unyu Co., Ltd.......................  1,509,000   5,269,559
    Matsuda Sangyo Co., Ltd...........................     89,000   1,043,643
    Matsui Construction Co., Ltd......................    473,700   2,647,968
#   Maxvalu Tokai Co., Ltd............................     91,400   1,406,716
#   Megachips Corp....................................    134,800   1,172,183
    Megmilk Snow Brand Co., Ltd.......................    257,500   6,723,403
*   Meiko Electronics Co., Ltd........................     78,700     188,951
    Meisei Industrial Co., Ltd........................    194,700     726,657
#   Meiwa Corp........................................    361,300   1,176,296
#   Meiwa Estate Co., Ltd.............................    345,800   1,472,345
    Melco Holdings, Inc...............................     44,600     780,988
    Mesco, Inc........................................     22,000     158,974
#   Michinoku Bank, Ltd. (The)........................  2,684,000   4,409,606
    Mie Bank, Ltd. (The)..............................  1,028,000   2,015,667
    Mikuni Corp.......................................    325,400   1,056,320
    Mimasu Semiconductor Industry Co., Ltd............    461,300   4,014,115
    Minato Bank, Ltd. (The)...........................  2,407,000   3,962,956
#   Ministop Co., Ltd.................................    194,000   3,437,616
    Mirait Holdings Corp..............................  1,041,940   8,116,761
    Mitani Corp.......................................     48,900   1,240,821
    Mito Securities Co., Ltd..........................    966,400   3,278,456
    Mitsuba Corp......................................     21,500     298,222
    Mitsubishi Nichiyu Forklift Co., Ltd..............     64,700     257,834
*   Mitsubishi Paper Mills, Ltd.......................  6,288,000   4,341,121
#   Mitsubishi Steel Manufacturing Co., Ltd...........  3,591,000   6,315,208
    Mitsui Engineering & Shipbuilding Co., Ltd........ 13,146,000  18,314,938
    Mitsui High-Tec, Inc..............................    718,700   3,678,422
    Mitsui Home Co., Ltd..............................     77,000     351,440
    Mitsui Matsushima Co., Ltd........................  2,313,000   2,408,833
    Mitsui Mining & Smelting Co., Ltd.................  8,468,000  13,421,544
    Mitsui Sugar Co., Ltd.............................    331,000   1,514,232
#   Mitsui-Soko Holdings Co., Ltd.....................  2,016,000   5,530,675
#   Mitsumi Electric Co., Ltd.........................    785,000   3,734,081
    Mitsumura Printing Co., Ltd.......................     63,000     121,843
    Mitsuuroko Group Holdings Co., Ltd................    771,800   3,656,168
    Miyaji Engineering Group, Inc.....................    293,000     432,743
    Miyazaki Bank, Ltd. (The).........................  3,786,260  10,517,527

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Miyoshi Oil & Fat Co., Ltd........................   640,000 $   657,871
    Mizuno Corp.......................................   777,395   3,733,606
#   Modec, Inc........................................    27,300     323,988
    Morinaga Milk Industry Co., Ltd................... 2,036,000   9,290,355
    Morozoff, Ltd.....................................    66,000     235,687
    Mory Industries, Inc..............................   680,000   1,759,269
*   Mr Max Corp.......................................   575,500   1,485,764
    Murakami Corp.....................................    21,000     317,521
    Musashino Bank, Ltd. (The)........................   638,700  20,200,254
    Mutoh Holdings Co., Ltd...........................    69,000     142,813
    Nafco Co., Ltd....................................    27,200     421,292
#   Nagano Bank, Ltd. (The)........................... 1,266,000   1,978,788
    Nagase & Co., Ltd.................................   784,300   9,394,260
    Nakabayashi Co., Ltd.............................. 1,042,000   2,353,801
#*  Nakayama Steel Works, Ltd......................... 1,636,000     901,691
#   Namura Shipbuilding Co., Ltd......................   443,652   3,240,802
#   Nanto Bank, Ltd. (The)............................ 2,419,000   7,032,713
    Narasaki Sangyo Co., Ltd..........................    67,000     139,168
    NDS Co., Ltd......................................   883,000   2,219,798
#   NEC Capital Solutions, Ltd........................   211,400   3,008,616
#   Neturen Co., Ltd..................................   778,500   5,845,564
    Nice Holdings, Inc................................ 1,466,000   1,926,206
    Nichia Steel Works, Ltd...........................   824,500   1,877,764
    Nichiban Co., Ltd.................................   652,000   3,262,473
#   Nichicon Corp..................................... 1,254,700   8,605,526
    Nichiden Corp.....................................     9,700     229,645
    Nichiha Corp......................................   196,900   2,847,819
    Nichimo Co., Ltd..................................   734,000   1,054,440
    Nichireki Co., Ltd................................   679,000   5,143,556
    Nichirin Co., Ltd.................................     8,200      98,214
    NIFTY Corp........................................    10,200      94,150
#   Nihon Dempa Kogyo Co., Ltd........................   425,000   2,573,679
    Nihon Eslead Corp.................................   127,700   1,152,972
    Nihon Kagaku Sangyo Co., Ltd......................    20,000     137,279
    Nihon Plast Co., Ltd..............................    12,000      93,907
    Nihon Tokushu Toryo Co., Ltd......................   153,400   1,267,444
    Nihon Yamamura Glass Co., Ltd..................... 1,726,000   2,453,148
    Nikko Co., Ltd....................................   631,000   1,932,464
    Nikkon Holdings Co., Ltd.......................... 1,278,900  23,091,458
    Nippi, Inc........................................     8,000      44,758
    Nippo Corp........................................   738,000  10,962,160
    Nippon Beet Sugar Manufacturing Co., Ltd.......... 2,757,000   4,602,005
    Nippon Carbide Industries Co., Inc................   741,000     830,504
#   Nippon Carbon Co., Ltd............................ 1,311,000   2,592,395
#   Nippon Chemi-Con Corp............................. 3,990,000   6,185,440
    Nippon Chemical Industrial Co., Ltd............... 2,441,000   4,849,823
#   Nippon Chutetsukan K.K............................   451,000     573,454
    Nippon Coke & Engineering Co., Ltd................ 1,823,200   1,278,527
#   Nippon Concrete Industries Co., Ltd............... 1,090,100   2,975,100
#*  Nippon Denko Co., Ltd............................. 3,165,660   5,105,976
    Nippon Densetsu Kogyo Co., Ltd....................   274,200   5,329,895
    Nippon Felt Co., Ltd..............................    73,100     296,958
    Nippon Fine Chemical Co., Ltd.....................   230,600   1,517,055

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd.........................  1,674,000 $12,185,983
    Nippon Hume Corp....................................    605,700   3,333,519
#*  Nippon Kinzoku Co., Ltd.............................  1,590,000   1,495,441
    Nippon Kodoshi Corp.................................     25,800     202,965
    Nippon Koei Co., Ltd................................  1,708,000   6,049,443
    Nippon Koshuha Steel Co., Ltd.......................    950,000     643,405
    Nippon Light Metal Holdings Co., Ltd................ 11,402,200  19,744,064
#   Nippon Paper Industries Co., Ltd....................  1,009,900  16,223,253
    Nippon Pillar Packing Co., Ltd......................    400,200   3,092,996
#   Nippon Piston Ring Co., Ltd.........................    202,800   3,159,999
#   Nippon Rietec Co., Ltd..............................     47,000     339,327
    Nippon Road Co., Ltd. (The).........................  2,187,000  10,202,419
    Nippon Seiki Co., Ltd...............................     28,000     614,888
    Nippon Seisen Co., Ltd..............................    273,000   1,117,038
*   Nippon Sharyo, Ltd..................................    198,000     395,202
#*  Nippon Sheet Glass Co., Ltd......................... 21,592,000  15,925,022
#   Nippon Soda Co., Ltd................................  2,421,000  13,042,260
#   Nippon Steel & Sumikin Bussan Corp..................  3,302,800  10,731,598
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..    496,000   3,459,731
    Nippon Systemware Co., Ltd..........................    168,900   1,270,674
    Nippon Thompson Co., Ltd............................  1,225,000   4,907,423
    Nippon Tungsten Co., Ltd............................    137,000     197,370
#*  Nippon Yakin Kogyo Co., Ltd.........................  4,588,000   4,728,981
    Nishikawa Rubber Co., Ltd...........................      4,800      73,965
    Nishimatsu Construction Co., Ltd....................  3,035,073  10,986,770
    Nissan Tokyo Sales Holdings Co., Ltd................     72,000     181,455
#   Nissei Plastic Industrial Co., Ltd..................    264,300   1,935,386
    Nisshin Fudosan Co..................................    999,500   3,298,601
    Nisshin Oillio Group, Ltd. (The)....................  3,075,000  12,853,459
    Nisshin Steel Co., Ltd..............................  2,059,600  19,590,177
    Nisshinbo Holdings, Inc.............................  1,318,600  13,276,301
    Nissin Corp.........................................  1,090,000   3,149,790
    Nissin Electric Co., Ltd............................     38,500     347,094
    Nissin Kogyo Co., Ltd...............................     32,300     451,798
#   Nissin Sugar Co., Ltd...............................    119,600   4,477,954
    Nissui Pharmaceutical Co., Ltd......................    149,900   1,675,450
#   Nitta Gelatin, Inc..................................     44,400     252,689
#   Nittan Valve Co., Ltd...............................    165,800     461,878
    Nittetsu Mining Co., Ltd............................  1,991,000   7,695,017
#   Nitto FC Co., Ltd...................................    207,700   1,455,115
    Nitto Fuji Flour Milling Co., Ltd...................    354,000   1,098,502
    Nitto Seiko Co., Ltd................................    331,000     805,037
    NJS Co., Ltd........................................      2,700      29,582
    Nohmi Bosai, Ltd....................................     91,200   1,060,526
    Noritake Co., Ltd...................................  1,257,000   2,698,279
    Noritsu Koki Co., Ltd...............................    314,700   1,431,547
#   Noritz Corp.........................................    328,000   5,077,507
    North Pacific Bank, Ltd.............................  5,287,500  16,232,406
#   NS United Kaiun Kaisha, Ltd.........................  3,183,000   4,848,513
#   Obayashi Road Corp..................................    730,400   4,613,768
    Oenon Holdings, Inc.................................    427,000     741,747
    Ogaki Kyoritsu Bank, Ltd. (The).....................  5,871,000  20,572,802
    Ohara, Inc..........................................     55,200     257,341

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Ohashi Technica, Inc..............................     3,000 $    31,645
    OIE Sangyo Co., Ltd...............................     3,213      24,204
#   Oita Bank, Ltd. (The)............................. 3,953,000  13,691,597
#   Okamoto Machine Tool Works, Ltd...................   202,000     235,242
#   OKK Corp.......................................... 1,974,000   2,086,048
    Okumura Corp...................................... 1,372,000   7,217,806
    Okura Industrial Co., Ltd......................... 1,145,000   2,967,814
    Okuwa Co., Ltd....................................   245,000   2,199,283
    Olympic Group Corp................................   337,400   1,701,810
    ONO Sokki Co., Ltd................................    68,800     429,226
#   Onoken Co., Ltd...................................   390,000   3,532,150
#   Onward Holdings Co., Ltd.......................... 1,674,000  10,496,080
    Organo Corp.......................................   163,000     612,503
#   Origin Electric Co., Ltd..........................   417,000   1,011,016
    Osaka Organic Chemical Industry, Ltd..............   166,700     920,452
    Osaka Soda Co., Ltd...............................    46,000     176,575
#   Osaka Steel Co., Ltd..............................   550,300   9,708,055
#   Osaki Electric Co., Ltd...........................   797,000   4,023,131
    OUG Holdings, Inc.................................    33,000      65,521
    Oyo Corp..........................................   248,700   2,439,527
#   Pacific Industrial Co., Ltd....................... 1,186,100  12,175,798
    PALTAC Corp.......................................   444,300   7,693,341
    Parco Co., Ltd....................................   258,800   2,195,519
    Pegasus Sewing Machine Manufacturing Co., Ltd.....    55,500     235,053
    Piolax, Inc.......................................   251,000  13,052,080
#   Pocket Card Co., Ltd..............................   120,400     521,644
    Press Kogyo Co., Ltd.............................. 1,805,400   7,337,876
#   PS Mitsubishi Construction Co., Ltd...............   204,400     629,543
    Rengo Co., Ltd.................................... 4,238,000  18,192,699
    Rheon Automatic Machinery Co., Ltd................   328,900   2,088,594
    Rhythm Watch Co., Ltd............................. 2,635,000   3,238,269
    Riberesute Corp...................................     3,400      20,201
    Ricoh Leasing Co., Ltd............................   357,400  11,153,980
    Right On Co., Ltd.................................   240,800   3,035,810
    Riken Corp........................................   477,000   1,621,866
    Riken Keiki Co., Ltd..............................   142,000   1,425,802
#   Riken Technos Corp................................ 1,020,400   3,230,295
    Riso Kagaku Corp..................................   436,664   6,032,332
    Round One Corp.................................... 1,308,000   6,391,382
    Ryobi, Ltd........................................ 3,197,000  13,170,976
    Ryoden Trading Co., Ltd...........................   913,000   5,680,081
    Ryosan Co., Ltd...................................   503,300  13,631,782
#   Ryoyo Electro Corp................................   541,700   5,368,535
    Sakai Chemical Industry Co., Ltd.................. 2,597,000   8,026,271
    Sakai Heavy Industries, Ltd.......................   675,000   1,111,970
    Sakai Ovex Co., Ltd...............................   204,000     359,107
    Sakata INX Corp...................................    28,500     271,683
#   Sala Corp.........................................   244,900   1,323,092
#   SAMTY Co., Ltd....................................   152,100   1,492,783
    San Holdings, Inc.................................    76,000     932,350
    San-Ai Oil Co., Ltd............................... 1,292,000  10,019,114
    San-In Godo Bank, Ltd. (The)...................... 4,415,900  31,884,652
    Sanden Holdings Corp..............................    67,000     183,252

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Sanken Electric Co., Ltd..........................   873,000 $ 2,763,325
    Sanki Engineering Co., Ltd........................ 1,297,000  10,569,993
    Sanko Metal Industrial Co., Ltd...................    49,000      99,196
#   Sankyo Seiko Co., Ltd.............................   497,900   1,762,956
#   Sankyo Tateyama, Inc..............................   356,300   4,276,830
    Sanoh Industrial Co., Ltd.........................   377,900   2,189,699
    Sanoyas Holdings Corp.............................    30,100      57,543
#   Sansha Electric Manufacturing Co., Ltd............   159,700     886,075
    Sanshin Electronics Co., Ltd......................   457,600   4,429,327
    Sanyo Chemical Industries, Ltd....................   880,000   6,832,391
    Sanyo Denki Co., Ltd..............................   186,000     965,567
    Sanyo Engineering & Construction, Inc.............   179,000     781,023
    Sanyo Housing Nagoya Co., Ltd.....................     6,400      55,646
#   Sanyo Industries, Ltd.............................   665,000     923,741
#   Sanyo Shokai, Ltd................................. 2,048,628   5,174,919
    Sanyo Special Steel Co., Ltd...................... 2,844,000  13,841,212
    Sata Construction Co., Ltd........................    25,100      85,537
    Sato Shoji Corp...................................   176,100   1,037,971
    Satori Electric Co., Ltd..........................   132,460     787,992
    Sawada Holdings Co., Ltd..........................    31,400     299,590
#   Saxa Holdings, Inc................................ 1,699,000   2,754,285
    SBS Holdings, Inc.................................    69,300     484,001
#   Scroll Corp.......................................   363,000   1,260,844
    Seibu Electric Industry Co., Ltd..................   298,000   1,052,849
    Seika Corp........................................   494,000   1,161,801
    Seino Holdings Co., Ltd........................... 1,488,619  16,215,729
    Sekisui Jushi Corp................................   528,200   6,362,489
    Sekisui Plastics Co., Ltd......................... 1,471,000   4,786,523
    Senko Co., Ltd....................................   627,680   4,023,346
#   Senshu Electric Co., Ltd..........................    74,400     996,110
    Senshu Ikeda Holdings, Inc........................ 3,343,100  13,666,694
#   Senshukai Co., Ltd................................   337,000   2,114,598
    Shibaura Electronics Co., Ltd.....................    26,000     360,238
#   Shibaura Mechatronics Corp........................   435,000     793,459
    Shibusawa Warehouse Co., Ltd. (The)...............   413,000   1,028,965
    Shidax Corp.......................................    32,300     141,680
#   Shiga Bank, Ltd. (The)............................ 1,937,000   8,649,107
#   Shikibo, Ltd...................................... 3,297,000   3,019,329
    Shikoku Bank, Ltd. (The).......................... 2,514,000   5,179,507
#   Shima Seiki Manufacturing, Ltd....................   219,000   3,392,738
    Shimachu Co., Ltd................................. 1,142,500  25,936,964
    Shimane Bank, Ltd. (The)..........................    13,700     150,666
    Shimizu Bank, Ltd. (The)..........................   194,900   4,587,751
    Shin Nippon Air Technologies Co., Ltd.............   319,520   2,661,785
    Shin-Etsu Polymer Co., Ltd........................   623,200   3,453,923
    Shinagawa Refractories Co., Ltd................... 1,370,000   2,786,901
    Shindengen Electric Manufacturing Co., Ltd........   754,000   2,720,438
*   Shinkawa, Ltd.....................................    54,700     244,483
#   Shinko Electric Industries Co., Ltd............... 1,421,100   8,699,280
    Shinko Shoji Co., Ltd.............................   556,200   5,656,140
#   Shinko Wire Co., Ltd..............................   526,000     676,795
    Shinmaywa Industries, Ltd......................... 2,375,000  19,183,890
    Shinnihon Corp....................................   666,900   3,226,711

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Shinsho Corp......................................   780,000 $ 1,439,452
    Shiroki Corp......................................   657,000   2,040,805
    Shizuoka Gas Co., Ltd.............................   142,500     939,057
    Shobunsha Publications, Inc.......................    27,400     160,577
#   Shoei Foods Corp..................................   198,800   2,449,159
    Showa Corp........................................   562,500   4,955,447
    Showa Denko KK.................................... 8,774,000   9,614,114
    Sinanen Holdings Co., Ltd.........................   973,000   3,697,767
    Sinfonia Technology Co., Ltd......................   138,000     198,799
    Sintokogio, Ltd...................................   739,162   5,559,569
    SK-Electronics Co., Ltd...........................     4,200      21,057
    SNT Corp..........................................   600,100   2,997,914
    Soda Nikka Co., Ltd...............................   319,000   1,336,962
    Sodick Co., Ltd...................................   471,000   3,095,590
    Soft99 Corp.......................................    50,300     318,989
    SPK Corp..........................................     7,018     121,512
    Starzen Co., Ltd..................................    31,400     846,133
    Stella Chemifa Corp...............................    96,100   1,662,732
#   Subaru Enterprise Co., Ltd........................   238,000     830,578
    Sugimoto & Co., Ltd...............................    78,600     846,264
#   Sumida Corp.......................................     7,500      40,780
    Suminoe Textile Co., Ltd.......................... 1,567,000   4,115,765
#   Sumitomo Bakelite Co., Ltd........................ 3,550,000  13,523,017
    Sumitomo Densetsu Co., Ltd........................   150,600   1,816,376
    Sumitomo Precision Products Co., Ltd..............   848,000   2,772,940
#   Sumitomo Riko Co., Ltd............................   724,100   6,600,254
    Sumitomo Seika Chemicals Co., Ltd.................   141,000     816,792
    Sumitomo Warehouse Co., Ltd. (The)................ 2,392,000  12,327,347
    Sun-Wa Technos Corp...............................   117,900     836,688
    Suncall Corp......................................     9,000      40,269
#*  SWCC Showa Holdings Co., Ltd...................... 7,484,000   3,874,602
    T Hasegawa Co., Ltd...............................     3,100      40,666
    T RAD Co., Ltd.................................... 1,106,000   1,739,391
    T&K Toka Co., Ltd.................................   107,400     917,614
#   Tachibana Eletech Co., Ltd........................   351,920   3,483,365
#   Tachikawa Corp....................................   193,800   1,108,182
    Taihei Dengyo Kaisha, Ltd.........................   493,000   5,137,559
    Taiheiyo Kouhatsu, Inc............................ 1,958,000   1,290,712
    Taiho Kogyo Co., Ltd..............................   502,400   5,438,608
#   Takagi Securities Co., Ltd........................   247,000     343,676
    Takano Co., Ltd...................................   244,100   1,314,111
    Takaoka Toko Co., Ltd.............................    47,244     552,731
    Takara Standard Co., Ltd..........................   997,105   7,056,482
    Takasago International Corp.......................    70,900   1,572,172
    Takasago Thermal Engineering Co., Ltd.............   214,500   2,866,105
    Takashima & Co., Ltd..............................    54,000      87,310
#*  Takata Corp.......................................   422,300   2,331,230
    Take And Give Needs Co., Ltd......................   249,590   1,321,040
#   Takeei Corp.......................................    21,000     159,716
#   Takigami Steel Construction Co., Ltd. (The).......   187,000     838,099
    Takihyo Co., Ltd..................................    18,000      70,189
    Takiron Co., Ltd.................................. 1,252,000   6,109,641
#   Takisawa Machine Tool Co., Ltd....................   256,000     291,039

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Tamura Corp....................................... 1,496,948 $ 3,944,340
    Tatsuta Electric Wire and Cable Co., Ltd..........   252,100     852,061
#   Tayca Corp........................................   928,000   4,259,967
    TBK Co., Ltd......................................   626,200   2,321,452
    TECHNO ASSOCIE Co., Ltd...........................   166,200   1,441,815
#   Techno Ryowa, Ltd.................................   225,570   1,281,917
#   Teikoku Tsushin Kogyo Co., Ltd....................   545,000     849,753
#*  Ten Allied Co., Ltd...............................    70,100     225,431
    Tenma Corp........................................   463,400   8,532,611
    Teraoka Seisakusho Co., Ltd.......................   107,700     358,139
    Tigers Polymer Corp...............................   297,100   1,733,937
    Toa Corp.......................................... 5,455,000  14,182,248
#   Toa Oil Co., Ltd.................................. 1,280,000   1,414,982
    TOA ROAD Corp..................................... 1,288,000   4,365,275
#   Toabo Corp........................................   119,100     526,146
    Toagosei Co., Ltd................................. 1,335,900  11,164,146
    Tobu Store Co., Ltd...............................    17,000      42,764
    Tochigi Bank, Ltd. (The).......................... 2,867,000  13,634,726
    Toda Corp......................................... 2,500,000  12,067,726
#   Toda Kogyo Corp...................................   898,000   2,094,137
    Toei Co., Ltd.....................................   722,000   6,796,000
    Toenec Corp....................................... 1,127,000   7,187,231
    Toho Bank, Ltd. (The)............................. 5,010,000  16,952,115
    Toho Holdings Co., Ltd............................       900      20,895
#   Toho Zinc Co., Ltd................................ 3,385,000   6,857,840
    Tohoku Bank, Ltd. (The)........................... 1,605,000   1,985,248
    Tohokushinsha Film Corp...........................     6,400      42,434
#   Tohto Suisan Co., Ltd.............................   794,000   1,225,577
#   Tokai Carbon Co., Ltd............................. 5,161,000  14,013,731
#   Tokai Lease Co., Ltd..............................   641,000   1,164,439
    Tokushu Tokai Paper Co., Ltd...................... 1,932,220   5,530,445
#*  Tokuyama Corp..................................... 9,810,000  19,393,799
#   Tokyo Electron Device, Ltd........................   151,600   1,987,072
    Tokyo Energy & Systems, Inc.......................   690,000   5,675,493
    Tokyo Keiki, Inc..................................   705,000   1,204,222
    Tokyo Ohka Kogyo Co., Ltd.........................    50,200   1,568,702
    Tokyo Sangyo Co., Ltd.............................   543,800   2,100,754
    Tokyo Steel Manufacturing Co., Ltd................ 1,662,500  11,750,625
    Tokyo Tekko Co., Ltd.............................. 1,232,000   5,176,091
#   Tokyo TY Financial Group, Inc.....................   419,757  12,868,838
#   Tokyu Recreation Co., Ltd.........................   237,328   1,430,593
    Toli Corp......................................... 1,128,000   2,954,837
    Tomato Bank, Ltd.................................. 1,361,000   1,879,462
    Tomoe Corp........................................   862,100   2,340,325
#   Tomoe Engineering Co., Ltd........................    63,400     782,228
    Tomoegawa Co., Ltd................................    30,000      53,933
#   Tomoku Co., Ltd................................... 1,475,000   3,104,179
    TOMONY Holdings, Inc.............................. 3,448,900  11,859,312
    Tomy Co., Ltd.....................................    16,100     100,510
    Tonami Holdings Co., Ltd.......................... 1,589,000   4,416,761
    Toppan Forms Co., Ltd.............................   724,400   8,703,049
    Topre Corp........................................   253,500   5,585,922
    Topy Industries, Ltd.............................. 5,292,000  10,549,745

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
    Torii Pharmaceutical Co., Ltd.....................    157,200 $ 3,564,270
    Toshiba Machine Co., Ltd..........................  1,017,000   3,110,794
    Toshiba TEC Corp..................................  1,289,000   4,148,737
#   Tosho Printing Co., Ltd...........................    406,000   1,707,408
    Tottori Bank, Ltd. (The)..........................  1,127,000   1,877,229
    Towa Bank, Ltd. (The).............................  5,313,000   4,165,567
#   Towa Corp.........................................    366,300   2,105,083
    Toyo Denki Seizo K.K..............................    255,000     740,201
    Toyo Ink SC Holdings Co., Ltd.....................  3,253,000  12,256,142
#   Toyo Kanetsu K.K..................................    938,000   1,956,646
    Toyo Kohan Co., Ltd...............................  2,053,200   6,653,402
    Toyo Machinery & Metal Co., Ltd...................    183,000     599,648
    Toyo Securities Co., Ltd..........................  1,386,000   4,228,311
    Toyo Tanso Co., Ltd...............................    210,300   2,934,435
    Toyo Wharf & Warehouse Co., Ltd...................  1,106,000   1,596,558
    Toyobo Co., Ltd...................................  1,661,000   2,183,559
    Trusco Nakayama Corp..............................    147,039   5,237,482
#   TSI Holdings Co., Ltd.............................  1,320,320   9,484,950
    Tsubakimoto Kogyo Co., Ltd........................     71,000     179,068
#*  Tsudakoma Corp....................................    777,000     734,928
#   Tsukishima Kikai Co., Ltd.........................    353,900   3,276,153
    Tsukuba Bank, Ltd.................................  1,562,867   4,855,025
    Tsurumi Manufacturing Co., Ltd....................    287,800   4,349,472
#   Tsutsumi Jewelry Co., Ltd.........................    231,900   4,666,269
    TTK Co., Ltd......................................    132,000     504,875
    Tv Tokyo Holdings Corp............................    117,100   2,148,718
    TYK Corp..........................................    612,000     936,363
#   U-Shin, Ltd.......................................    633,400   3,502,886
#   UACJ Corp.........................................  3,383,000   7,375,540
    Ube Industries, Ltd............................... 11,529,200  22,455,269
    Uchida Yoko Co., Ltd..............................  1,430,000   5,219,827
    Ueki Corp.........................................    187,000     384,298
    UKC Holdings Corp.................................    258,000   5,392,606
    Ulvac, Inc........................................    158,700   4,042,895
    Uniden Holdings Corp..............................    487,000     496,576
    Unipres Corp......................................    104,600   2,205,139
#   Universal Entertainment Corp......................    154,100   2,699,853
#   UNY Group Holdings Co., Ltd.......................  3,523,300  22,572,725
    Utoc Corp.........................................     68,200     220,203
    Vital KSK Holdings, Inc...........................    200,915   1,520,297
    Wacoal Holdings Corp..............................    431,000   5,039,066
#   Wakachiku Construction Co., Ltd...................     20,000      21,947
    Wakita & Co., Ltd.................................    757,500   5,669,205
    Warabeya Nichiyo Co., Ltd.........................    214,100   4,482,968
    Wood One Co., Ltd.................................    437,000     879,591
    Xebio Holdings Co., Ltd...........................    238,100   4,198,809
    Y A C Co., Ltd....................................     15,100     105,987
    Yachiyo Industry Co., Ltd.........................     66,900     542,539
    Yaizu Suisankagaku Industry Co., Ltd..............     51,400     438,835
    YAMABIKO Corp.....................................    320,696   2,279,365
#   Yamagata Bank, Ltd. (The).........................  2,306,000   8,900,163
    Yamanashi Chuo Bank, Ltd. (The)...................  3,421,000  16,066,128
    Yamatane Corp.....................................  2,119,000   3,096,736

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    SHARES      VALUE++
                                                  ---------- --------------
JAPAN -- (Continued)
    Yamato Corp..................................    336,000 $    1,406,372
    Yamaura Corp.................................      8,300         30,380
    Yamaya Corp..................................     38,400        655,982
    Yamazawa Co., Ltd............................      2,800         39,419
    Yashima Denki Co., Ltd.......................     38,900        178,639
    Yasuda Logistics Corp........................    195,000      1,294,796
    Yellow Hat, Ltd..............................    169,200      3,266,719
#   Yodogawa Steel Works, Ltd....................    519,900      9,630,289
    Yokogawa Bridge Holdings Corp................    864,300      7,796,264
#   Yokohama Reito Co., Ltd......................  1,308,100     11,512,301
    Yokowo Co., Ltd..............................    137,200        744,288
    Yondenko Corp................................    403,250      1,299,031
#   Yonex Co., Ltd...............................     97,900      2,712,264
    Yorozu Corp..................................    242,700      5,193,747
    Yotai Refractories Co., Ltd..................      9,000         23,099
    Yuasa Funashoku Co., Ltd.....................    624,000      1,747,165
    Yuken Kogyo Co., Ltd.........................    361,000        712,365
    Yurtec Corp..................................  1,142,000      8,732,324
    Yusen Logistics Co., Ltd.....................    355,100      4,210,202
    Yushiro Chemical Industry Co., Ltd...........    117,900      1,304,161
    Yutaka Giken Co., Ltd........................      2,700         53,382
#*  Zenitaka Corp. (The).........................    198,000        868,127
                                                             --------------
TOTAL JAPAN......................................             3,095,947,626
                                                             --------------
NETHERLANDS -- (2.5%)
    Accell Group.................................     16,324        331,480
#*  APERAM SA....................................  1,981,745     61,909,550
    ASM International NV.........................    729,324     29,049,505
    BE Semiconductor Industries NV...............    430,149      8,717,228
    BinckBank NV.................................  1,138,262      9,077,100
    Boskalis Westminster.........................    189,523      7,465,927
    Corbion NV...................................    262,399      5,833,388
#   Delta Lloyd NV...............................  1,940,747     11,480,942
*   Fugro NV.....................................    952,625     14,035,660
#*  Heijmans NV..................................    398,186      3,070,435
    KAS Bank NV..................................    369,425      3,940,250
    Kendrion NV..................................        237          5,562
*   Koninklijke BAM Groep NV.....................  6,959,369     37,394,626
#*  Ordina NV....................................  1,426,166      1,508,253
#*  SBM Offshore NV..............................  4,173,348     55,092,669
#*  SNS Reaal NV.................................  4,344,025             --
*   Telegraaf Media Groep NV.....................     90,937        372,099
    TNT Express NV...............................  1,477,134     12,601,357
*   TomTom NV....................................  1,479,316     15,350,329
    USG People NV................................  1,540,626     28,752,730
    Van Lanschot NV..............................     19,112        461,669
    Wessanen.....................................    227,912      1,934,957
                                                             --------------
TOTAL NETHERLANDS................................               308,385,716
                                                             --------------
NEW ZEALAND -- (0.5%)
#   Abano Healthcare Group, Ltd..................        754          3,445
    Air New Zealand, Ltd......................... 11,351,434     21,777,160

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
NEW ZEALAND -- (Continued)
    CDL Investments New Zealand, Ltd..................    141,030 $    55,518
*   Chorus, Ltd.......................................  3,497,248   8,526,475
    Colonial Motor Co., Ltd. (The)....................    237,146     835,854
    Ebos Group, Ltd...................................    348,170   3,043,131
    Fletcher Building, Ltd............................     40,653     182,248
    Heartland Bank, Ltd...............................  1,391,632   1,119,214
    Hellaby Holdings, Ltd.............................     24,305      43,429
    Kathmandu Holdings, Ltd...........................     28,829      28,507
#   Metlifecare, Ltd..................................     34,460      98,828
    Millennium & Copthorne Hotels New Zealand, Ltd....    838,561     794,294
    New Zealand Oil & Gas, Ltd........................  1,936,927     523,383
    New Zealand Refining Co., Ltd. (The)..............    770,870   1,854,248
#   Nuplex Industries, Ltd............................  3,924,307  10,580,287
#   PGG Wrightson, Ltd................................  2,149,919     572,441
*   Richina Pacific, Ltd..............................    832,183          --
*   Rubicon, Ltd......................................  3,477,769     475,496
    Sanford, Ltd......................................  1,028,594   3,804,993
    Skellerup Holdings, Ltd...........................    275,524     257,935
    SKY Network Television, Ltd.......................  1,294,278   3,844,280
    Steel & Tube Holdings, Ltd........................    431,723     600,087
    Tenon, Ltd........................................    137,210     231,526
    Tourism Holdings, Ltd.............................    912,842   1,319,900
    Tower, Ltd........................................  2,501,452   2,960,987
    Warehouse Group, Ltd. (The).......................     11,150      19,382
                                                                  -----------
TOTAL NEW ZEALAND.....................................             63,553,048
                                                                  -----------
NORWAY -- (0.6%)
#*  Akastor ASA.......................................    541,534     544,588
    Aker ASA Class A..................................     38,035     677,260
#*  Archer, Ltd.......................................    472,104     247,306
    Austevoll Seafood ASA.............................  1,162,495   7,459,161
    Bonheur ASA.......................................    187,556   1,087,790
    BW LPG, Ltd.......................................    244,990   1,881,100
    BW Offshore, Ltd..................................  7,205,289   1,772,309
*   Deep Sea Supply P.L.C.............................  1,083,506     156,735
#*  DOF ASA...........................................    484,158     215,692
    Farstad Shipping ASA..............................    207,855     368,438
#*  Fred Olsen Energy ASA.............................    441,572   1,762,368
    Frontline, Ltd....................................    432,541     953,338
    Ganger Rolf ASA...................................    374,116   1,893,670
    Grieg Seafood ASA.................................     56,739     189,230
#*  Kongsberg Automotive ASA.......................... 10,008,089   6,797,538
    Kvaerner ASA......................................  1,670,700   1,300,816
#*  Norske Skogindustrier ASA.........................  6,130,722   1,559,988
#*  Odfjell SE Class A................................    228,517     634,306
*   Panoro Energy ASA.................................    384,314      27,106
#   Petroleum Geo-Services ASA........................  5,856,719  17,872,493
#   Prosafe SE........................................  1,590,377   2,591,359
#*  REC Silicon ASA................................... 32,734,593   5,021,847
*   Seadrill, Ltd.....................................    308,114     664,424
#*  Sevan Marine ASA..................................    493,241   1,029,501
    Solstad Offshore ASA..............................    350,484     698,019
*   Songa Offshore....................................  3,911,366     399,558

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
NORWAY -- (Continued)
    SpareBank 1 SMN...................................     774,322 $ 4,198,277
    SpareBank 1 SR-Bank ASA...........................     277,043   1,146,684
    Stolt-Nielsen, Ltd................................     289,909   3,329,352
    Wilh Wilhelmsen ASA...............................      12,203      45,843
    Wilh Wilhelmsen Holding ASA Class A...............     250,288   3,651,710
                                                                   -----------
TOTAL NORWAY..........................................              70,177,806
                                                                   -----------
PORTUGAL -- (0.2%)
#*  Banco BPI SA......................................   6,886,827   7,536,682
#*  Banco Comercial Portugues SA Class R.............. 197,245,702   8,344,061
    Corticeira Amorim SGPS SA.........................   1,962,978  12,045,983
#   Mota-Engil SGPS SA................................       6,173       9,737
*   Papelaria Fernandes-Industria e Comercia SA.......       2,000          --
    Portucel SA.......................................     300,941   1,007,430
    Semapa-Sociedade de Investimento e Gestao.........       1,875      22,566
*   Sonae Capital SGPS SA.............................     231,190     128,849
*   Sonae Industria SGPS SA........................... 138,086,133     705,311
    Sonae SGPS SA.....................................       1,556       1,745
    Teixeira Duarte SA................................     155,322      49,460
                                                                   -----------
TOTAL PORTUGAL........................................              29,851,824
                                                                   -----------
SINGAPORE -- (1.3%)
*   Abterra, Ltd......................................      52,000      18,059
#   ASL Marine Holdings, Ltd..........................   1,221,800     284,475
#*  Ausgroup, Ltd.....................................   6,004,000     485,508
    Banyan Tree Holdings, Ltd.........................      59,000      15,523
*   Biosensors International Group, Ltd...............  15,735,100   8,531,515
    Bonvests Holdings, Ltd............................   1,303,080   1,086,046
*   Broadway Industrial Group, Ltd....................   3,925,267     448,681
    China Aviation Oil Singapore Corp., Ltd...........      17,700       8,099
#   China Merchants Holdings Pacific, Ltd.............   2,490,745   1,377,576
#   Chip Eng Seng Corp., Ltd..........................   9,728,598   4,424,347
    Chuan Hup Holdings, Ltd...........................   7,213,600   1,350,628
    Cosco Corp. Singapore, Ltd........................   7,076,400   1,686,067
*   Creative Technology, Ltd..........................     769,700     586,008
*   Delong Holdings, Ltd..............................     617,000      34,805
*   DMX Technologies Group, Ltd.......................   3,585,000     282,318
    EnGro Corp., Ltd..................................     115,500      77,602
*   Excel Machine Tools, Ltd..........................     473,000          --
#   Ezion Holdings, Ltd...............................  13,264,200   4,870,362
#*  Ezra Holdings, Ltd................................  78,698,309   3,191,187
    Falcon Energy Group, Ltd..........................     389,700      48,220
    Far East Orchard, Ltd.............................   5,025,120   5,184,272
*   First Ship Lease Trust............................     260,500      24,642
    First Sponsor Group, Ltd..........................     900,487     774,255
    Frasers Centrepoint, Ltd..........................     192,300     223,071
    GK Goh Holdings, Ltd..............................   2,289,574   1,250,942
    Global Premium Hotels, Ltd........................      37,000       7,572
*   GMG Global, Ltd...................................      21,490       4,683
    Golden Agri-Resources, Ltd........................  14,462,200   3,788,435
    GP Batteries International, Ltd...................     311,400     193,223
    GP Industries, Ltd................................   2,112,708     926,887

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
SINGAPORE -- (Continued)
    GuocoLand, Ltd....................................    115,100 $   137,181
*   Hanwell Holdings, Ltd.............................  6,491,543   1,147,667
*   HG Metal Manufacturing, Ltd.......................    696,900      18,490
    Hi-P International, Ltd...........................    500,900     143,796
    Hiap Hoe, Ltd.....................................     43,100      20,732
    Ho Bee Land, Ltd..................................  6,742,800   8,910,379
    Hong Fok Corp., Ltd...............................  7,146,600   3,472,994
    Hong Leong Asia, Ltd..............................  1,066,800     575,309
#   Hotel Grand Central, Ltd..........................  2,873,719   2,350,608
    Hour Glass, Ltd. (The)............................  1,053,460     546,135
    Hwa Hong Corp., Ltd...............................  1,010,000     204,143
#   Indofood Agri Resources, Ltd......................  9,674,400   2,938,930
*   InnoTek, Ltd......................................  4,011,600     483,529
    IPC Corp., Ltd....................................  1,555,790   2,121,944
    Isetan Singapore, Ltd.............................    166,500     512,139
*   Jurong Technologies Industrial Corp., Ltd.........  3,391,000          --
#   k1 Ventures, Ltd..................................  2,620,700   1,759,311
    Koh Brothers Group, Ltd...........................  1,464,000     278,274
*   KS Energy, Ltd....................................     10,200       1,305
*   Li Heng Chemical Fibre Technologies, Ltd..........  2,232,300   1,576,031
    Lian Beng Group, Ltd..............................  3,814,200   1,139,232
*   Linc Energy, Ltd..................................    415,314      25,182
    Low Keng Huat Singapore, Ltd......................    252,600     103,328
#   Lum Chang Holdings, Ltd...........................  1,565,200     373,930
*   Marco Polo Marine, Ltd............................    129,000      17,211
#   Mermaid Maritime PCL..............................  3,675,000     311,196
    Metro Holdings, Ltd............................... 10,235,560   6,021,830
    Mewah International, Inc..........................     56,000      11,486
#   Midas Holdings, Ltd............................... 30,583,700   5,505,925
#   Nam Cheong, Ltd...................................  5,228,200     375,589
#*  Neptune Orient Lines, Ltd.........................  7,357,600   6,403,333
#   Noble Group, Ltd.................................. 54,489,300  12,043,566
    NSL, Ltd..........................................    600,900     641,838
#*  Otto Marine, Ltd..................................    724,090     119,792
#   OUE, Ltd..........................................    630,000     730,708
    Pacc Offshore Services Holdings, Ltd..............     76,600      15,911
#   Pacific Radiance, Ltd.............................  2,045,200     435,259
    Penguin International, Ltd........................    118,400      11,152
    QAF, Ltd..........................................  3,779,879   2,752,594
#   Raffles Education Corp., Ltd...................... 14,087,300   2,370,238
    Religare Health Trust.............................    133,200      88,158
#   Rickmers Maritime.................................    906,866      34,450
    San Teh, Ltd......................................    433,200      66,524
    Sim Lian Group, Ltd...............................  1,367,500     770,157
    Sinarmas Land, Ltd................................     75,300      22,312
    Sing Holdings, Ltd................................    294,900      65,416
#   Sing Investments & Finance, Ltd...................    144,600     120,256
    Singapore Reinsurance Corp., Ltd..................  2,999,110     674,695
    Singapore Shipping Corp., Ltd.....................     84,900      17,089
    Singapura Finance, Ltd............................    210,000     128,955
#*  Sino Grandness Food Industry Group, Ltd...........  8,561,200   2,061,443
#   Stamford Land Corp., Ltd..........................  3,851,400   1,321,096
    Sunningdale Tech, Ltd.............................  2,292,480   1,300,929

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
*   SunVic Chemical Holdings, Ltd.....................  7,837,700 $    779,880
#*  Swiber Holdings, Ltd.............................. 12,160,800    1,579,496
    Swissco Holdings, Ltd.............................     58,700        8,015
    Tat Hong Holdings, Ltd............................  1,987,300      652,315
    Tiong Woon Corp. Holding, Ltd.....................  7,847,500      770,615
    Tuan Sing Holdings, Ltd........................... 17,643,475    3,857,538
    UMS Holdings, Ltd.................................  3,385,550    1,204,394
    United Engineers, Ltd.............................  9,808,732   12,306,144
#   United Industrial Corp., Ltd......................  4,074,868    8,608,486
    UOB-Kay Hian Holdings, Ltd........................     19,100       18,603
#*  Vard Holdings, Ltd................................ 12,146,900    1,298,369
    Venture Corp., Ltd................................     13,900       76,154
    Vibrant Group, Ltd................................    535,600      117,268
    Wee Hur Holdings, Ltd.............................     94,000       17,323
#   Wheelock Properties Singapore, Ltd................  2,104,900    2,021,072
#   Wing Tai Holdings, Ltd............................ 10,859,154   11,730,089
    Yeo Hiap Seng, Ltd................................    877,157      803,686
    YHI International, Ltd............................     15,500        3,213
*   Yongnam Holdings, Ltd.............................    368,750       86,572
                                                                  ------------
TOTAL SINGAPORE.......................................             160,403,917
                                                                  ------------
SPAIN -- (2.6%)
    Acciona SA........................................    577,274   44,347,711
#   Acerinox SA.......................................  2,237,807   20,182,145
#   Adveo Group International SA......................     86,005      536,331
    Almirall SA.......................................     72,860    1,406,683
    Applus Services SA................................    134,689    1,099,431
    Azkoyen SA........................................      3,246       15,216
    Banco Popular Espanol SA..........................      6,322       17,082
    Bankinter SA......................................  6,746,000   47,075,987
*   Baron de Ley......................................     21,527    2,254,908
#*  Caja de Ahorros del Mediterraneo..................    298,813           --
#*  Cementos Portland Valderrivas SA..................    199,103    1,104,126
#   Construcciones y Auxiliar de Ferrocarriles SA.....     15,639    4,151,127
*   Deoleo SA.........................................     59,030       14,991
#   Duro Felguera SA..................................    261,264      338,978
    Ebro Foods SA.....................................  1,221,974   23,949,322
    Elecnor SA........................................     21,875      157,483
    Ence Energia y Celulosa SA........................  3,857,585   12,301,710
*   Ercros SA.........................................  1,384,491      746,367
*   Espanola del Zinc SA..............................     53,703           --
#   Fluidra SA........................................    214,261      718,842
*   Fomento de Construcciones y Contratas SA..........    173,880    1,311,533
    Gamesa Corp. Tecnologica SA.......................  4,352,869   81,348,913
    Grupo Catalana Occidente SA.......................    243,259    7,466,972
    Iberpapel Gestion SA..............................    104,129    1,903,299
#*  Indra Sistemas SA.................................    659,164    6,516,929
#*  Liberbank SA......................................    249,759      345,889
#   Melia Hotels International SA.....................  1,043,867   11,399,337
    Miquel y Costas & Miquel SA.......................     37,252    1,402,425
*   NH Hotel Group SA.................................  2,908,197   12,082,653
    Nmas1 Dinamia SA..................................     43,006      357,050
#   Obrascon Huarte Lain SA...........................  2,965,087   15,864,764

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SPAIN -- (Continued)
    Papeles y Cartones de Europa SA................... 1,081,153 $  5,712,376
*   Pescanova SA......................................   338,483           --
*   Realia Business SA................................    84,487       80,673
#   Sacyr SA.......................................... 7,857,658   13,252,744
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA............................   370,644       14,756
#*  Solaria Energia y Medio Ambiente SA...............   416,233      256,952
#   Tubacex SA........................................   552,994      999,336
#   Tubos Reunidos SA.................................   177,490      114,757
*   Vocento SA........................................    53,709       71,911
                                                                 ------------
TOTAL SPAIN...........................................            320,921,709
                                                                 ------------
SWEDEN -- (3.2%)
    AAK AB............................................       177       11,522
    Acando AB.........................................   927,645    1,842,273
    AddNode Group AB..................................    37,990      249,240
    AF AB Class B.....................................   317,523    5,006,850
*   Arise AB..........................................    57,136      118,454
    B&B Tools AB Class B..............................   301,802    3,862,640
    Beijer Ref AB Class B.............................   180,444    3,942,776
    Bilia AB Class A..................................   777,114   14,575,050
    BillerudKorsnas AB................................ 2,711,356   43,205,292
    Biotage AB........................................   879,304    2,380,311
    Bjorn Borg AB.....................................   135,775      476,341
#   Bulten AB.........................................   279,499    2,532,378
    Bure Equity AB.................................... 1,183,157    8,824,238
    Catena AB.........................................    89,222    1,192,189
*   Cloetta AB Class B................................ 3,612,009   11,612,982
    Com Hem Holding AB................................   157,032    1,327,034
    Concentric AB.....................................   400,006    4,064,711
#*  Concordia Maritime AB Class B.....................   469,894      980,728
*   Doro AB...........................................   227,968    1,543,288
    Duni AB...........................................   244,895    3,666,086
*   East Capital Explorer AB..........................    62,185      352,041
#*  Eniro AB.......................................... 9,464,542      968,810
    Granges AB........................................    48,379      375,648
    Gunnebo AB........................................   677,585    3,376,173
#   Haldex AB......................................... 1,170,266   10,119,347
    Holmen AB Class B................................. 1,358,644   38,939,249
    Inwido AB.........................................   110,509    1,224,849
#   KappAhl AB........................................   920,406    3,664,721
    KNOW IT AB........................................   235,615    1,559,223
    Lagercrantz Group AB Class B......................   561,419    4,398,741
    Lindab International AB........................... 1,099,993    7,943,562
    Loomis AB Class B.................................   102,781    3,060,931
    Meda AB Class A................................... 1,045,321   11,249,528
*   Medivir AB Class B................................   262,421    2,056,317
#   Mekonomen AB......................................    22,302      455,365
    Modern Times Group MTG AB Class B.................   200,591    5,320,234
    MQ Holding AB.....................................   450,678    2,249,136
    Mycronic AB....................................... 1,356,738   12,167,652
*   Net Insight AB Class B............................ 3,401,508    2,468,763
#   New Wave Group AB Class B......................... 1,147,786    4,124,745
    Nobia AB..........................................   454,257    5,074,662

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
    Nolato AB Class B.................................   152,066 $  4,016,324
    Nordnet AB Class B................................   168,870      673,131
#   Opus Group AB.....................................   760,410      508,064
    Peab AB........................................... 3,372,581   25,609,529
    Proact IT Group AB................................    22,453      319,059
    Ratos AB Class B.................................. 1,322,942    7,093,111
#   Recipharm AB Class B..............................    39,468      570,469
    Rezidor Hotel Group AB............................   175,899      601,441
#   Rottneros AB......................................   138,984      110,730
    Saab AB Class B................................... 1,160,690   35,036,721
#*  SAS AB............................................ 4,925,042   14,170,892
    Scandi Standard AB................................     1,380        8,861
    Semcon AB.........................................    50,039      239,304
    SkiStar AB........................................    78,820    1,067,284
#*  SSAB AB Class A(B17H0S8).......................... 1,769,999    4,269,205
#*  SSAB AB Class A(BPRBWK4)..........................   906,478    2,181,767
#*  SSAB AB Class B(B17H3F6).......................... 1,074,395    2,256,894
#*  SSAB AB Class B(BPRBWM6).......................... 2,289,990    4,795,006
    Sweco AB..........................................     7,718      113,284
*   Swedish Orphan Biovitrum AB.......................   281,088    3,557,829
    Systemair AB......................................    28,610      371,552
*   Transcom Worldwide AB.............................   109,791    1,077,057
    Trelleborg AB Class B............................. 2,866,691   49,481,272
                                                                 ------------
TOTAL SWEDEN..........................................            390,692,866
                                                                 ------------
SWITZERLAND -- (4.2%)
*   AFG Arbonia-Forster Holding AG....................   715,571    6,918,515
    Allreal Holding AG................................   189,565   25,001,078
#   Alpiq Holding AG..................................    22,880    2,352,000
    ALSO Holding AG...................................     9,368      581,263
    Aryzta AG.........................................   129,923    5,944,380
    Autoneum Holding AG...............................     7,737    1,687,971
    Baloise Holding AG................................   417,840   51,220,837
    Bank Coop AG......................................    22,729      919,548
    Banque Cantonale de Geneve........................    13,269    3,434,852
    Banque Cantonale du Jura..........................     7,739      444,432
    Banque Cantonale Vaudoise.........................    16,898   10,201,971
    Basler Kantonalbank...............................     7,863      526,590
    Bell AG...........................................       634    2,226,015
    Bellevue Group AG.................................    66,907      935,740
#   Berner Kantonalbank AG............................    14,233    2,687,978
    Bobst Group SA....................................   208,272    8,550,702
    Carlo Gavazzi Holding AG..........................     7,421    1,537,877
    Cham Paper Holding AG.............................    11,077    2,685,350
#*  Charles Voegele Holding AG........................   182,020    1,322,608
    Cicor Technologies................................    11,875      289,771
    Cie Financiere Tradition SA.......................     9,074      539,998
    Coltene Holding AG................................    50,707    3,064,715
    Conzzeta AG.......................................    16,349    9,860,404
    Daetwyler Holding AG..............................   119,252   15,223,821
    EFG International AG..............................   850,109    7,411,041
    Emmi AG...........................................    38,149   17,599,531
    Energiedienst Holding AG..........................     3,690       90,006

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
    Flughafen Zuerich AG..............................    34,867 $25,708,173
    Forbo Holding AG..................................     7,555   8,018,195
    GAM Holding AG.................................... 1,951,970  27,270,121
    Georg Fischer AG..................................    18,082  11,949,685
    Gurit Holding AG..................................    10,198   5,168,045
    Helvetia Holding AG...............................   172,103  89,686,862
    HOCHDORF Holding AG...............................     8,227   1,383,171
    Huber & Suhner AG.................................    45,200   1,910,770
    Implenia AG.......................................   250,469  12,288,905
    Intershop Holding AG..............................     4,374   1,767,635
    Jungfraubahn Holding AG...........................     7,167     660,155
    Kardex AG.........................................    40,830   2,926,150
    Komax Holding AG..................................    11,163   2,369,688
    Kudelski SA.......................................   201,647   2,768,653
    Kuoni Reisen Holding AG...........................     1,493     464,715
    Liechtensteinische Landesbank AG..................    58,422   2,063,473
#   Luzerner Kantonalbank AG..........................     5,869   2,179,894
    MCH Group AG......................................     7,768     463,739
    Metall Zug AG.....................................        50     123,186
#*  Meyer Burger Technology AG........................   527,390   3,041,097
    Micronas Semiconductor Holding AG.................   131,763     950,734
#   Mikron Holding AG.................................    30,784     165,618
    Mobimo Holding AG.................................    46,637   9,846,247
    OC Oerlikon Corp. AG..............................   559,279   4,991,624
*   Orascom Development Holding AG....................    87,809     766,740
#*  Orell Fuessli Holding AG..........................       343      37,916
    Orior AG..........................................    25,742   1,528,068
    Phoenix Mecano AG.................................     1,178     503,099
*   Plazza AG.........................................    14,793   2,867,093
    Rieter Holding AG.................................    10,402   1,928,161
    Romande Energie Holding SA........................     3,925   3,563,041
*   Schmolz + Bickenbach AG........................... 9,717,658   4,665,311
    Schweiter Technologies AG.........................     2,779   2,284,555
    SFS Group AG......................................    16,110   1,046,604
    Siegfried Holding AG..............................    29,469   5,431,222
    St Galler Kantonalbank AG.........................    25,547   9,057,436
#   Sulzer AG.........................................   210,552  19,202,730
    Swissquote Group Holding SA.......................    18,922     486,176
    Tamedia AG........................................     8,201   1,364,543
*   Tornos Holding AG.................................     4,138      12,077
    Valiant Holding AG................................   139,360  15,207,382
    Valora Holding AG.................................    63,156  13,005,268
    Vaudoise Assurances Holding SA....................    22,454  10,979,924
    Vetropack Holding AG..............................       974   1,349,971
    Vontobel Holding AG...............................   165,051   6,952,940
    VP Bank AG........................................     9,379     770,526
    Walliser Kantonalbank.............................       160      11,918
    Zehnder Group AG..................................    63,718   2,244,467
    Zug Estates Holding AG............................       400     576,937

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG.............................        104 $    485,588
                                                                  ------------
TOTAL SWITZERLAND.....................................             507,755,222
                                                                  ------------
UNITED KINGDOM -- (17.1%)
    Aberdeen Asset Management P.L.C...................    533,710    1,881,251
    Acacia Mining P.L.C...............................  2,150,034    6,352,368
    Acal P.L.C........................................    569,518    2,107,075
#   Afren P.L.C.......................................  2,935,351          293
#   Aggreko P.L.C.....................................    124,934    1,525,034
    Alumasc Group P.L.C. (The)........................    555,998    1,483,901
    Amec Foster Wheeler P.L.C.........................  1,838,728   10,886,471
    Amlin P.L.C....................................... 11,787,486  112,533,066
    Anglo American P.L.C..............................    132,100      526,910
    Anglo Pacific Group P.L.C.........................    952,834      773,598
    Anglo-Eastern Plantations P.L.C...................    232,400    1,761,716
    Ashtead Group P.L.C...............................    896,492   11,564,999
    Avesco Group P.L.C................................     45,862      142,683
*   Balfour Beatty P.L.C..............................     25,814       92,566
    Barratt Developments P.L.C........................  7,768,564   66,636,509
    BBA Aviation P.L.C................................  3,200,899    7,457,011
    Beazley P.L.C..................................... 13,083,094   70,346,154
    Bellway P.L.C.....................................  3,377,142  134,098,461
    Berendsen P.L.C...................................    472,088    7,361,388
    Berkeley Group Holdings P.L.C.....................    146,641    7,413,664
    BGEO Group P.L.C..................................    157,219    3,980,552
    Bloomsbury Publishing P.L.C.......................     94,994      203,044
    Bodycote P.L.C....................................  5,030,120   39,341,578
    Bovis Homes Group P.L.C...........................  3,903,677   52,309,063
    Braemar Shipping Services P.L.C...................     17,686      116,771
    Brammer P.L.C.....................................     22,783       55,128
    British Polythene Industries P.L.C................    300,794    2,983,809
#   Bwin Party Digital Entertainment P.L.C............  3,218,712    5,765,030
*   Cairn Energy P.L.C................................    505,424    1,033,156
    Cambian Group P.L.C...............................     65,850      109,573
    Camellia P.L.C....................................      1,513      195,783
    Cape P.L.C........................................    280,273      903,265
    Carclo P.L.C......................................    114,055      224,236
#   Carillion P.L.C...................................  7,799,323   30,651,987
    Carr's Group P.L.C................................    459,209    1,038,764
    Castings P.L.C....................................    422,142    2,825,261
    Centamin P.L.C.................................... 16,565,683   16,067,323
    Centaur Media P.L.C...............................    119,106      114,964
    Chemring Group P.L.C..............................  1,053,072    2,523,104
    Chesnara P.L.C....................................    504,447    2,353,125
#   Clarkson P.L.C....................................     12,358      363,543
    Close Brothers Group P.L.C........................  1,683,536   31,018,732
#   Communisis P.L.C..................................  2,231,818    1,417,079
    Computacenter P.L.C...............................  1,606,187   18,942,522
    Countrywide P.L.C.................................    492,930    2,472,603
    Cranswick P.L.C...................................     51,731    1,543,858
    Crest Nicholson Holdings P.L.C....................    225,514    1,844,153
    Creston P.L.C.....................................    187,426      277,771
    Daejan Holdings P.L.C.............................     67,411    5,894,969

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C...........................    711,165 $  6,634,887
    Debenhams P.L.C................................... 10,598,804   11,900,193
    Dialight P.L.C....................................      3,475       22,208
    Dixons Carphone P.L.C.............................  6,808,788   46,176,585
#   Drax Group P.L.C..................................  1,444,787    5,214,673
    DS Smith P.L.C....................................  9,939,928   52,008,047
    Electrocomponents P.L.C...........................     89,165      267,473
    Elementis P.L.C...................................  2,840,445    8,723,201
#*  EnQuest P.L.C.....................................  1,540,577      343,458
*   Enterprise Inns P.L.C............................. 11,247,447   14,811,447
*   Evraz P.L.C.......................................  3,762,701    3,360,097
    Fenner P.L.C......................................    516,292      783,139
    Ferrexpo P.L.C....................................  1,216,347      300,790
*   Findel P.L.C......................................     10,667       29,645
*   Firstgroup P.L.C.................................. 10,082,438   13,428,357
*   Flybe Group P.L.C.................................     92,423       97,718
    Fuller Smith & Turner P.L.C. Class A..............      2,032       33,370
*   Future P.L.C......................................  1,700,000      233,949
    Galliford Try P.L.C...............................    991,075   21,063,720
    Gem Diamonds, Ltd.................................  2,114,865    3,560,803
    Grafton Group P.L.C...............................  2,458,623   24,711,844
    Greene King P.L.C.................................  6,823,885   85,957,990
    Gulf Marine Services P.L.C........................      6,052        7,457
    Harvey Nash Group P.L.C...........................    643,358      692,364
#*  Harworth Group P.L.C..............................  1,041,912      172,709
    Headlam Group P.L.C...............................     39,625      277,697
    Helical Bar P.L.C.................................  2,411,223   13,870,668
    Henry Boot P.L.C..................................  1,114,914    3,542,864
    Hiscox, Ltd.......................................  7,413,144  105,289,748
#*  Hochschild Mining P.L.C...........................    570,361      383,687
    Home Retail Group P.L.C........................... 17,574,564   34,361,908
    Hunting P.L.C.....................................  1,525,623    6,722,753
    Huntsworth P.L.C..................................  2,900,969    1,499,732
*   Imagination Technologies Group P.L.C..............     27,056       51,324
    Inchcape P.L.C....................................  7,894,000   81,168,349
    Intermediate Capital Group P.L.C..................  1,554,389   12,957,627
*   International Ferro Metals, Ltd...................  1,703,051       16,501
    International Personal Finance P.L.C..............    178,546      615,601
    Interserve P.L.C..................................  1,128,921    7,550,646
*   IP Group P.L.C....................................    263,003      697,626
    James Fisher & Sons P.L.C.........................      4,948       76,273
    John Wood Group P.L.C.............................  4,693,769   43,386,156
*   Johnston Press P.L.C..............................    101,284       51,209
    Just Retirement Group P.L.C.......................     59,526      125,775
#*  KAZ Minerals P.L.C................................  1,751,841    2,889,246
    Keller Group P.L.C................................    901,740   10,548,353
    Kier Group P.L.C..................................     12,427      236,970
    Laird P.L.C.......................................  3,811,798   19,384,533
*   Lamprell P.L.C....................................  1,559,627    1,866,010
    Lancashire Holdings, Ltd..........................  3,184,967   28,471,006
    Lavendon Group P.L.C..............................  1,915,991    3,703,755
    Lookers P.L.C.....................................    442,934      999,414
    Low & Bonar P.L.C.................................  3,332,326    2,984,200

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C................................... 22,102,683 $51,690,599
    Management Consulting Group P.L.C.................  3,120,329     652,500
    Marshalls P.L.C...................................  1,495,697   6,578,770
    Marston's P.L.C................................... 14,209,155  32,034,274
    Mears Group P.L.C.................................    125,060     759,137
    Meggitt P.L.C.....................................  3,957,018  20,580,396
    Melrose Industries P.L.C..........................    799,523   3,408,684
    Millennium & Copthorne Hotels P.L.C...............  4,639,102  27,509,381
    Mitchells & Butlers P.L.C.........................  5,730,384  23,789,752
    MJ Gleeson P.L.C..................................    624,202   5,334,057
    Mondi P.L.C.......................................    240,404   3,919,306
    Morgan Sindall Group P.L.C........................    113,893   1,162,235
*   Mothercare P.L.C..................................    200,293     598,718
    N Brown Group P.L.C...............................    250,738   1,114,682
    National Express Group P.L.C......................  5,624,773  24,353,621
*   New World Resources P.L.C. Class A................     32,193          81
    Northgate P.L.C...................................  2,537,406  12,113,062
    Novae Group P.L.C.................................    725,049   8,479,777
    Paragon Group of Cos. P.L.C. (The)................    381,571   1,719,791
    Pendragon P.L.C...................................  7,045,650   3,974,746
    Persimmon P.L.C...................................  2,671,174  77,942,906
    Petra Diamonds, Ltd...............................    170,306     215,659
#*  Petropavlovsk P.L.C...............................  4,967,504     394,807
    Phoenix Group Holdings............................  2,253,754  27,940,353
*   Premier Foods P.L.C............................... 14,465,962   7,702,143
*   Premier Oil P.L.C.................................    903,288     244,548
*   Punch Taverns P.L.C...............................    414,990     696,610
    Randgold Resources, Ltd...........................        478      33,924
    Redrow P.L.C......................................  5,753,467  36,565,558
*   Renold P.L.C......................................  1,036,647     707,297
    RPS Group P.L.C...................................  1,554,773   4,064,846
    S&U P.L.C.........................................      3,573     108,127
    Saga P.L.C........................................     14,031      39,426
    SDL P.L.C.........................................    245,721   1,573,985
    Severfield P.L.C..................................    272,015     228,986
    Shanks Group P.L.C................................  6,463,126   8,209,256
    SIG P.L.C......................................... 15,769,918  30,269,441
    Soco International P.L.C..........................    700,511   1,609,587
    Spectris P.L.C....................................     16,167     366,220
    Speedy Hire P.L.C.................................  3,351,219   1,982,833
    Spire Healthcare Group P.L.C......................    118,646     548,878
    Spirent Communications P.L.C......................  1,728,111   1,829,445
*   Sportech P.L.C....................................    171,230     144,123
    St. Ives P.L.C....................................  2,260,557   7,191,803
    St. Modwen Properties P.L.C.......................  3,959,257  21,927,536
    Stock Spirits Group P.L.C.........................     93,492     178,005
    Taylor Wimpey P.L.C............................... 27,010,270  74,476,527
*   Thomas Cook Group P.L.C........................... 11,741,973  17,962,038
    Travis Perkins P.L.C..............................  2,125,638  55,617,348
    Treatt P.L.C......................................    118,770     307,221
    Trifast P.L.C.....................................    888,236   1,448,929
    Trinity Mirror P.L.C..............................  6,769,570  14,533,532
    TT Electronics P.L.C..............................  2,603,932   5,901,475

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                SHARES       VALUE++
                                               --------- ---------------
UNITED KINGDOM -- (Continued)
    TUI AG.................................... 2,851,111 $    48,419,814
    Tullett Prebon P.L.C...................... 1,629,456       7,846,239
    Tyman P.L.C...............................    60,899         227,873
    U & I Group P.L.C......................... 2,272,343       6,836,858
    UTV Media P.L.C...........................    16,358          41,023
    Vedanta Resources P.L.C...................   107,032         375,314
    Vesuvius P.L.C............................ 5,961,587      25,779,240
    Virgin Money Holdings UK P.L.C............    34,614         155,809
    Vitec Group P.L.C. (The)..................     1,466          11,680
    Vp P.L.C..................................   304,789       3,026,241
    Weir Group P.L.C. (The)...................   454,262       5,624,415
*   William Ransom & Son Holding P.L.C........    65,000              --
    Xchanging P.L.C........................... 1,461,801       3,949,977
                                                         ---------------
TOTAL UNITED KINGDOM..........................             2,090,813,043
                                                         ---------------
UNITED STATES -- (0.0%)
*   ARRIS International P.L.C.................    95,387       2,429,525
                                                         ---------------
TOTAL UNITED STATES...........................                 2,429,525
                                                         ---------------
TOTAL COMMON STOCKS...........................            11,295,654,703
                                                         ---------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
    Biotest AG................................    14,487         191,862
    Draegerwerk AG & Co. KGaA.................    61,897       4,132,789
    STO SE & Co. KGaA.........................     4,530         497,527
                                                         ---------------
TOTAL GERMANY.................................                 4,822,178
                                                         ---------------
TOTAL PREFERRED STOCKS........................                 4,822,178
                                                         ---------------

RIGHTS/WARRANTS -- (0.1%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights.......................    41,929              --
                                                         ---------------
HONG KONG -- (0.0%)
*   Hanison Construction Holdings, Ltd.
      Rights 02/05/16......................... 2,114,241          14,673
*   International Standard Resources
      Holdings, Ltd. Warrants 11/30/16........ 5,130,500          21,760

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                   SHARES        VALUE++
                                                 ----------- ---------------
HONG KONG -- (Continued)
*     Lai Sun Development Co., Ltd. Rights
        01/26/16................................ 164,380,833 $            --
                                                             ---------------
TOTAL HONG KONG.................................                      36,433
                                                             ---------------
ITALY -- (0.1%)
*     Saipem SpA Rights 02/11/16................   1,606,602       5,047,254
                                                             ---------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.....         160              --
                                                             ---------------
TOTAL RIGHTS/WARRANTS...........................                   5,083,687
                                                             ---------------
TOTAL INVESTMENT SECURITIES.....................              11,305,560,568
                                                             ---------------

                                                                 VALUE+
                                                             ---------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund............  79,351,682     918,098,958
                                                             ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
$12,183,617,925)^^..............................             $12,223,659,526
                                                             ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------- ------- ---------------
Common Stocks
   Australia..................           -- $   667,909,607   --    $   667,909,607
   Austria.................... $     72,343     103,080,311   --        103,152,654
   Belgium....................           --     141,668,282   --        141,668,282
   Canada.....................  652,323,704         243,349   --        652,567,053
   China......................           --         466,421   --            466,421
   Denmark....................           --     190,790,695   --        190,790,695
   Finland....................           --     312,432,691   --        312,432,691
   France.....................           --     496,020,461   --        496,020,461
   Germany....................           --     742,187,813   --        742,187,813
   Greece.....................           --           1,861   --              1,861
   Hong Kong..................    4,489,499     319,421,867   --        323,911,366
   Ireland....................           --      47,625,204   --         47,625,204
   Israel.....................           --      74,770,971   --         74,770,971
   Italy......................           --     501,217,322   --        501,217,322
   Japan......................           --   3,095,947,626   --      3,095,947,626
   Netherlands................           --     308,385,716   --        308,385,716
   New Zealand................           --      63,553,048   --         63,553,048
   Norway.....................           --      70,177,806   --         70,177,806
   Portugal...................           --      29,851,824   --         29,851,824
   Singapore..................      926,887     159,477,030   --        160,403,917
   Spain......................           --     320,921,709   --        320,921,709
   Sweden.....................           --     390,692,866   --        390,692,866
   Switzerland................       11,918     507,743,304   --        507,755,222
   United Kingdom.............           --   2,090,813,043   --      2,090,813,043
   United States..............    2,429,525              --   --          2,429,525
Preferred Stocks
   Germany....................           --       4,822,178   --          4,822,178
Rights/Warrants
   Austria....................           --              --   --                 --
   Hong Kong..................           --          36,433   --             36,433
   Italy......................           --       5,047,254   --          5,047,254
   Switzerland................           --              --   --                 --
Securities Lending Collateral.           --     918,098,958   --        918,098,958
Futures Contracts**...........    1,250,307              --   --          1,250,307
                               ------------ ---------------   --    ---------------
TOTAL......................... $661,504,183 $11,563,405,650   --    $12,224,909,833
                               ============ ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES    VALUE++
                                                       --------- ----------
COMMON STOCKS -- (92.0%)

AUSTRALIA -- (5.8%)
    Acrux, Ltd........................................    41,436 $   20,733
    Adelaide Brighton, Ltd............................   138,518    467,984
*   AED Oil, Ltd......................................    28,704         --
#   Ainsworth Game Technology, Ltd....................    52,972     83,954
*   Alkane Resources, Ltd.............................     6,922      1,006
#   ALS, Ltd..........................................   176,797    419,209
    Altium, Ltd.......................................    28,177     99,137
#   Alumina, Ltd...................................... 1,594,312  1,193,369
    Alumina, Ltd. Sponsored ADR.......................       900      2,619
    AMA Group, Ltd....................................    36,202     23,746
    Amcor, Ltd........................................    59,263    565,130
    AMP, Ltd..........................................   314,443  1,211,750
    Ansell, Ltd.......................................    32,584    468,289
    AP Eagers, Ltd....................................    23,424    197,260
*   APN News & Media, Ltd.............................   286,781    106,110
*   Aquarius Platinum, Ltd............................   146,215     25,464
#   ARB Corp., Ltd....................................    20,754    226,370
    Ardent Leisure Group..............................    10,428     15,295
    Aristocrat Leisure, Ltd...........................    70,496    518,044
#*  Arrium, Ltd....................................... 1,567,926     74,249
    Asaleo Care, Ltd..................................    38,368     42,657
    Asciano, Ltd......................................   331,380  2,100,835
*   ASG Group, Ltd....................................   116,867     95,713
    ASX, Ltd..........................................     8,033    242,981
*   Atlas Iron, Ltd...................................   411,111      4,729
#   AUB Group, Ltd....................................    13,333     80,951
    Aurizon Holdings, Ltd.............................   174,244    460,748
#   Ausdrill, Ltd.....................................    89,820     14,992
*   Ausenco, Ltd......................................    42,031      7,670
#   AusNet Services...................................   119,985    125,652
    Austal, Ltd.......................................    41,615     38,958
*   Austin Engineering, Ltd...........................     2,785        335
    Australia & New Zealand Banking Group, Ltd........   214,260  3,719,338
*   Australian Agricultural Co., Ltd..................   248,290    236,948
    Australian Pharmaceutical Industries, Ltd.........   156,683    233,733
    Auswide Bank, Ltd.................................     3,475     13,021
    Automotive Holdings Group, Ltd....................   146,612    454,515
    Aveo Group........................................    55,261    117,539
#*  AWE, Ltd..........................................   336,835    125,784
#   Bank of Queensland, Ltd...........................   192,544  1,803,618
*   BC Iron, Ltd......................................    41,913      2,400
    Beach Energy, Ltd.................................   724,830    197,173
#   Beadell Resources, Ltd............................   414,541     45,437
#   Bega Cheese, Ltd..................................    25,909    130,741
    Bellamy's Australia, Ltd..........................     9,773     96,158
    Bendigo and Adelaide Bank, Ltd....................   185,966  1,430,527
    BHP Billiton, Ltd.................................   314,531  3,454,166
#   BHP Billiton, Ltd. Sponsored ADR..................    69,264  1,517,574
    BigAir Group, Ltd.................................    18,860     10,474
*   Billabong International, Ltd......................    53,855     62,183
#   Blackmores, Ltd...................................     3,596    490,296

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd..............................   367,496 $1,229,626
*   Boart Longyear, Ltd...............................   161,114      5,719
    Boral, Ltd........................................   420,360  1,686,776
#*  Bradken, Ltd......................................    97,128     30,503
    Brambles, Ltd.....................................    80,792    645,397
#   Breville Group, Ltd...............................    32,602    141,508
    Brickworks, Ltd...................................    29,613    319,713
*   Broadspectrum, Ltd................................   259,153    223,920
    BT Investment Management, Ltd.....................    27,770    212,390
    Burson Group, Ltd.................................    16,413     49,041
#*  Buru Energy, Ltd..................................    48,867      7,645
#   Cabcharge Australia, Ltd..........................    76,619    170,820
    Caltex Australia, Ltd.............................     9,675    258,734
#   Cardno, Ltd.......................................    61,211     41,150
*   Carnarvon Petroleum, Ltd..........................   105,419      6,250
#   carsales.com, Ltd.................................    56,024    473,443
#   Cash Converters International, Ltd................   307,222    114,500
    Cedar Woods Properties, Ltd.......................    30,546     95,544
    Challenger, Ltd...................................   254,723  1,449,730
    CIMIC Group, Ltd..................................    18,581    320,471
    Cleanaway Waste Management, Ltd................... 1,018,583    535,053
*   Coal of Africa, Ltd...............................    24,372        696
    Coca-Cola Amatil, Ltd.............................    42,962    257,204
    Cochlear, Ltd.....................................     4,240    284,185
    Collection House, Ltd.............................    10,855     12,026
    Collins Foods, Ltd................................    27,319    101,218
    Commonwealth Bank of Australia....................    26,947  1,523,196
    Computershare, Ltd................................    32,124    239,833
#   Corporate Travel Management, Ltd..................     7,047     60,077
#   Cover-More Group, Ltd.............................    42,479     60,122
    Credit Corp. Group, Ltd...........................     7,541     60,454
    Crown Resorts, Ltd................................    15,532    136,996
    CSG, Ltd..........................................    87,020    107,453
    CSR, Ltd..........................................   304,816    556,689
*   Cue Energy Resources, Ltd.........................    31,448      1,100
    Decmil Group, Ltd.................................    71,423     51,025
#   Dick Smith Holdings, Ltd..........................    22,957      5,768
    Domino's Pizza Enterprises, Ltd...................    17,144    736,153
    Downer EDI, Ltd...................................   252,168    564,569
*   Drillsearch Energy, Ltd...........................   241,851     85,429
    DUET Group........................................   168,855    277,879
    DuluxGroup, Ltd...................................    99,568    461,446
*   Elders, Ltd.......................................    13,008     43,435
*   Emeco Holdings, Ltd...............................   218,506      6,058
#*  Energy Resources of Australia, Ltd................    65,369     16,030
#*  Energy World Corp., Ltd...........................   238,480     36,387
#   EQT Holdings, Ltd.................................     3,703     49,795
    ERM Power, Ltd....................................    53,500     55,445
    Euroz, Ltd........................................     1,190        617
    Event Hospitality and Entertainment, Ltd..........    33,889    365,450
    Evolution Mining, Ltd.............................   422,117    435,945
    Fairfax Media, Ltd................................ 1,609,841  1,021,422
*   FAR, Ltd..........................................   277,076     14,620

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
AUSTRALIA -- (Continued)
    Finbar Group, Ltd.................................    18,455 $   13,101
#*  Fleetwood Corp., Ltd..............................     2,933      2,453
#   FlexiGroup, Ltd...................................    99,370    200,123
#   Flight Centre Travel Group, Ltd...................     7,951    222,200
#   Fortescue Metals Group, Ltd.......................   668,627    840,279
#   G8 Education, Ltd.................................    14,499     37,316
    GBST Holdings, Ltd................................     9,803     29,854
#   GrainCorp, Ltd. Class A...........................   111,917    682,609
    Grange Resources, Ltd.............................   122,656      7,562
#   Greencross, Ltd...................................    36,424    186,890
    GUD Holdings, Ltd.................................    36,346    169,177
    GWA Group, Ltd....................................   113,782    164,204
    Hansen Technologies, Ltd..........................    49,234    128,860
#   Harvey Norman Holdings, Ltd.......................   185,775    592,391
    Healthscope, Ltd..................................   108,421    171,393
    Helloworld, Ltd...................................     2,321      4,271
    HFA Holdings, Ltd.................................    63,302    120,590
    Hills, Ltd........................................   108,678     16,527
*   Horizon Oil, Ltd..................................   329,531     16,749
    Iluka Resources, Ltd..............................    89,729    352,048
*   Imdex, Ltd........................................    49,768      7,028
#   IMF Bentham, Ltd..................................    25,257     20,557
    Incitec Pivot, Ltd................................   634,664  1,414,654
    Independence Group NL.............................   116,227    184,223
*   Infigen Energy....................................   164,162     55,334
    Infomedia, Ltd....................................   135,504     71,781
    Insurance Australia Group, Ltd....................   135,336    511,887
    Integrated Research, Ltd..........................    14,047     21,510
#   InvoCare, Ltd.....................................    31,470    267,166
#   IOOF Holdings, Ltd................................    54,910    322,292
#   IRESS, Ltd........................................    29,113    200,485
*   iSelect, Ltd......................................    58,172     37,014
    iSentia Group, Ltd................................    30,855    100,959
    James Hardie Industries P.L.C.....................    29,101    337,215
    James Hardie Industries P.L.C. Sponsored ADR......     1,506     17,214
#   JB Hi-Fi, Ltd.....................................    26,179    438,903
*   Kingsgate Consolidated, Ltd.......................    78,969     12,601
    LendLease Group...................................   124,316  1,160,873
*   Lonestar Resources, Ltd...........................     1,476      4,716
*   Lynas Corp., Ltd.................................. 1,823,823    124,139
#   M2 Group, Ltd.....................................    43,573    393,255
    MACA, Ltd.........................................    74,324     36,995
*   Macmahon Holdings, Ltd............................   971,526     61,695
    Macquarie Atlas Roads Group.......................    66,325    203,064
    Macquarie Group, Ltd..............................    83,903  4,327,856
    Magellan Financial Group, Ltd.....................    32,196    527,755
    Mantra Group, Ltd.................................    18,607     64,255
    MaxiTRANS Industries, Ltd.........................    43,486     14,523
*   Mayne Pharma Group, Ltd...........................   125,458    117,592
    McMillan Shakespeare, Ltd.........................    22,094    201,091
#   McPherson's, Ltd..................................    18,083      8,867
    Medibank Pvt, Ltd.................................   162,308    290,905
*   Medusa Mining, Ltd................................    70,472     18,965

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
AUSTRALIA -- (Continued)
    Melbourne IT, Ltd.................................    24,889 $   37,885
#*  Mesoblast, Ltd....................................    26,787     29,190
    Metals X, Ltd.....................................   102,521     72,514
#*  Metcash, Ltd......................................   625,487    785,425
    Mincor Resources NL...............................    60,677      6,048
*   Mineral Deposits, Ltd.............................    28,317      4,223
#   Mineral Resources, Ltd............................    86,351    230,778
#   MMA Offshore, Ltd.................................    80,322     18,892
    MNF Group, Ltd....................................     3,874      9,848
#   Monadelphous Group, Ltd...........................    44,913    200,930
#   Mortgage Choice, Ltd..............................    37,287     47,178
#*  Mount Gibson Iron, Ltd............................   699,223     92,194
#   Myer Holdings, Ltd................................   510,863    379,299
    MyState, Ltd......................................     7,573     24,511
#   National Australia Bank, Ltd......................    95,889  1,904,931
#   Navitas, Ltd......................................    71,507    238,455
*   Nearmap, Ltd......................................   122,963     33,184
*   NetComm Wireless, Ltd.............................    22,805     38,534
    New Hope Corp., Ltd...............................    58,565     69,047
*   Newcrest Mining, Ltd..............................   178,408  1,677,160
    nib holdings, Ltd.................................   141,173    360,001
    Nick Scali, Ltd...................................     5,910     16,979
#   Nine Entertainment Co. Holdings, Ltd..............    83,241     98,590
    Northern Star Resources, Ltd......................   192,586    406,056
*   NRW Holdings, Ltd.................................   133,122      4,642
    Nufarm, Ltd.......................................    97,765    479,538
    Oil Search, Ltd...................................   192,220    903,297
#   Orica, Ltd........................................   147,743  1,505,633
    Origin Energy, Ltd................................   258,591    765,336
#*  Orocobre, Ltd.....................................    51,764     92,187
    Orora, Ltd........................................   251,153    392,175
    OrotonGroup, Ltd..................................     3,801      6,179
    Otto Energy, Ltd..................................   333,989      4,980
    OZ Minerals, Ltd..................................   197,153    539,289
    OzForex Group, Ltd................................    72,862    161,972
*   Pacific Brands, Ltd...............................   454,916    262,025
    Pact Group Holdings, Ltd..........................    18,200     64,776
#*  Paladin Energy, Ltd............................... 1,154,232    173,152
    Panoramic Resources, Ltd..........................   115,565      6,797
    Patties Foods, Ltd................................    17,109     13,818
    Peet, Ltd.........................................   104,189     77,697
#   Perpetual, Ltd....................................    11,450    337,998
*   Perseus Mining, Ltd...............................    80,672     15,809
    Platinum Asset Management, Ltd....................    42,817    198,207
*   Platinum Australia, Ltd...........................    59,641         --
    PMP, Ltd..........................................    31,929     10,373
    Premier Investments, Ltd..........................    62,474    587,424
*   Prima Biomed, Ltd.................................    75,579      2,479
#   Primary Health Care, Ltd..........................   325,825    574,228
    Prime Media Group, Ltd............................   164,223     56,763
    Programmed Maintenance Services, Ltd..............   107,159    153,891
    Qantas Airways, Ltd...............................   447,406  1,244,151
    QBE Insurance Group, Ltd..........................   198,266  1,550,930

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd................................ 286,087 $  467,088
*   Ramelius Resources, Ltd........................... 182,527     34,174
    Ramsay Health Care, Ltd...........................   7,186    311,990
#   RCG Corp., Ltd....................................  64,537     72,918
    RCR Tomlinson, Ltd................................  63,811     82,116
#   REA Group, Ltd....................................   3,734    141,732
    Recall Holdings, Ltd..............................   5,686     26,714
#   Reckon, Ltd.......................................  24,980     36,994
    Reece, Ltd........................................     839     19,204
#   Regis Resources, Ltd.............................. 213,290    357,647
    Reject Shop, Ltd. (The)...........................  18,852    140,689
*   Resolute Mining, Ltd.............................. 593,687    136,976
#   Retail Food Group, Ltd............................  38,992    125,803
    Ridley Corp., Ltd................................. 136,387    143,253
    Rio Tinto, Ltd....................................  48,105  1,358,474
    Ruralco Holdings, Ltd.............................   6,256     14,620
    SAI Global, Ltd...................................  75,067    217,317
#*  Salmat, Ltd.......................................  16,043      7,422
*   Samson Oil & Gas, Ltd. Sponsored ADR..............   1,058        730
    Sandfire Resources NL.............................  74,231    268,807
    Santos, Ltd....................................... 231,242    530,329
*   Saracen Mineral Holdings, Ltd..................... 511,730    259,834
    SEALINK TRAVEL GROUP, Ltd.........................   6,088     16,202
    Sedgman, Ltd......................................  31,588     24,124
#   Seek, Ltd.........................................  26,845    279,475
#   Select Harvests, Ltd..............................  23,399     89,173
#*  Senex Energy, Ltd................................. 565,630     61,419
    Servcorp, Ltd.....................................   8,966     47,117
    Service Stream, Ltd...............................   8,008      2,816
#   Seven Group Holdings, Ltd.........................  61,699    209,078
#   Seven West Media, Ltd............................. 642,439    382,627
    SG Fleet Group, Ltd...............................  15,165     40,211
    Sigma Pharmaceuticals, Ltd........................ 655,713    385,844
#*  Silex Systems, Ltd................................  12,982      3,524
    Silver Chef, Ltd..................................   5,301     32,584
*   Silver Lake Resources, Ltd........................ 300,766     48,671
#   Sims Metal Management, Ltd........................ 105,159    513,031
    Sirtex Medical, Ltd...............................  16,148    435,767
#   Slater & Gordon, Ltd.............................. 156,653     67,960
#   SMS Management & Technology, Ltd..................  34,076     58,427
    Sonic Healthcare, Ltd.............................  34,782    458,544
#*  South32, Ltd...................................... 513,662    360,530
    Southern Cross Media Group, Ltd................... 383,303    309,231
    Spark Infrastructure Group........................ 252,146    356,468
*   Specialty Fashion Group, Ltd......................  16,869      6,132
*   St Barbara, Ltd................................... 239,897    250,933
    Star Entertainment Group, Ltd. (The).............. 521,691  2,013,693
#   Steadfast Group, Ltd.............................. 165,680    172,388
*   Strike Energy, Ltd................................  53,210      4,377
#   STW Communications Group, Ltd..................... 218,254    117,899
    Suncorp Group, Ltd................................ 186,024  1,551,916
*   Sundance Energy Australia, Ltd....................  67,349      5,817
    Sunland Group, Ltd................................  67,813     76,804

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd...........................  34,839 $    254,652
    Tabcorp Holdings, Ltd............................. 387,831    1,274,978
*   Tap Oil, Ltd......................................  84,108        6,258
    Tassal Group, Ltd.................................  91,580      313,913
    Tatts Group, Ltd.................................. 454,824    1,352,974
    Technology One, Ltd...............................  65,801      222,184
*   Ten Network Holdings, Ltd.........................  95,491       81,934
#   TFS Corp., Ltd.................................... 156,273      143,693
    Thorn Group, Ltd..................................   3,330        4,730
*   Tiger Resources, Ltd.............................. 335,407       12,230
    Tox Free Solutions, Ltd...........................  70,475      132,256
#   TPG Telecom, Ltd..................................  33,085      238,372
    Treasury Wine Estates, Ltd........................ 356,118    2,317,799
#*  Troy Resources, Ltd...............................  99,412       15,860
#*  UGL, Ltd.......................................... 112,183      176,630
    UXC, Ltd.......................................... 177,204      152,172
    Veda Group, Ltd...................................  83,152      166,389
#   Villa World, Ltd..................................  31,087       44,797
    Village Roadshow, Ltd.............................  26,871      133,490
*   Virgin Australia Holdings, Ltd.(B43DQC7).......... 572,109      199,756
*   Virgin Australia Holdings, Ltd.()................. 272,729           --
#   Virtus Health, Ltd................................  25,872      117,244
    Vita Group, Ltd...................................   7,991       14,320
#   Vocus Communications, Ltd.........................  40,253      226,027
    Washington H Soul Pattinson & Co., Ltd............   9,537      113,755
    Watpac, Ltd.......................................  44,377       33,390
    Webjet, Ltd.......................................  26,752      102,312
    Wesfarmers, Ltd...................................  45,507    1,373,089
#   Western Areas, Ltd................................  88,101      119,881
    Westpac Banking Corp..............................  54,832    1,214,323
    Westpac Banking Corp. Sponsored ADR...............  17,788      390,447
#*  Whitehaven Coal, Ltd.............................. 332,885       98,978
    Woodside Petroleum, Ltd........................... 226,867    4,572,359
#   WorleyParsons, Ltd................................  40,260       98,778
                                                               ------------
TOTAL AUSTRALIA.......................................          100,085,366
                                                               ------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG............................     717       65,897
    AMAG Austria Metall AG............................     878       28,050
    Andritz AG........................................  12,132      564,118
    Atrium European Real Estate, Ltd..................  12,463       42,887
    Austria Technologie & Systemtechnik AG............  18,584      241,329
    BUWOG AG..........................................  11,808      242,724
    CA Immobilien Anlagen AG..........................  13,857      237,642
*   Conwert Immobilien Invest SE......................  17,173      242,857
    DO & CO AG........................................   1,848      188,239
*   Erste Group Bank AG...............................  22,828      659,423
#   EVN AG............................................   7,695       85,041
*   FACC AG...........................................   1,568        8,398
    Flughafen Wien AG.................................     957       84,134
*   IMMOFINANZ AG.....................................  74,371      140,163
    Kapsch TrafficCom AG..............................   2,578       90,926
    Lenzing AG........................................   3,520      235,320

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRIA -- (Continued)
    Mayr Melnhof Karton AG............................   2,130 $  241,711
    Oberbank AG.......................................     775     47,429
    Oesterreichische Post AG..........................  10,339    366,939
    OMV AG............................................  82,476  2,122,959
    Palfinger AG......................................   2,086     59,536
    POLYTEC Holding AG................................   4,447     34,747
    Porr Ag...........................................   2,038     54,662
*   Raiffeisen Bank International AG..................  52,453    661,612
    RHI AG............................................   7,335    137,823
    Rosenbauer International AG.......................   1,097     64,353
    S IMMO AG.........................................  14,586    121,251
    Schoeller-Bleckmann Oilfield Equipment AG.........   3,067    160,094
    Semperit AG Holding...............................   3,664    109,526
    Strabag SE........................................   9,541    232,898
    Telekom Austria AG................................   7,357     40,539
    UBM Development AG................................      73      2,344
    UNIQA Insurance Group AG..........................  51,767    327,486
#   Verbund AG........................................   6,781     81,978
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   5,220    128,961
    Voestalpine AG....................................  14,326    376,761
    Wienerberger AG...................................  54,538    834,580
    Wolford AG........................................     299      8,105
    Zumtobel Group AG.................................  10,068    208,951
                                                               ----------
TOTAL AUSTRIA.........................................          9,582,393
                                                               ----------
BELGIUM -- (1.9%)
*   Ablynx NV.........................................   6,175     89,969
    Ackermans & van Haaren NV.........................  14,524  1,881,820
    Ageas.............................................  83,970  3,410,091
*   AGFA-Gevaert NV................................... 121,884    520,174
    Anheuser-Busch InBev NV...........................  27,589  3,469,773
    Anheuser-Busch InBev NV Sponsored ADR.............   6,428    808,900
    Atenor Group......................................     168      8,083
    Banque Nationale de Belgique......................      73    243,387
    Barco NV..........................................   7,068    443,867
    Bekaert SA........................................  22,691    731,071
*   BHF Kleinwort Benson Group........................  10,390     64,553
    bpost SA..........................................  15,768    374,063
*   Celyad SA.........................................     469     16,406
    Cie d'Entreprises CFE.............................   4,707    482,307
    Cie Immobiliere de Belgique SA....................     554     25,303
    Colruyt SA........................................  24,745  1,323,094
    D'ieteren SA......................................  15,854    518,917
*   Dalenys...........................................     846      5,748
    Deceuninck NV.....................................  41,650     97,755
    Delhaize Group....................................  43,074  4,521,048
    Delhaize Group Sponsored ADR......................  29,092    759,883
    Econocom Group SA.................................  52,827    495,302
    Elia System Operator SA...........................   5,024    242,291
    Euronav NV........................................  63,848    744,560
    EVS Broadcast Equipment SA........................   4,136    132,320
#   Exmar NV..........................................  18,617    181,857
    Fagron............................................  11,820     88,184

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
BELGIUM -- (Continued)
*   Galapagos NV......................................  11,191 $   557,661
    Gimv NV...........................................   3,038     146,395
    Ion Beam Applications.............................   4,252     143,326
    KBC Groep NV......................................  29,947   1,716,166
    Kinepolis Group NV................................   5,625     238,284
    Lotus Bakeries....................................      50      94,548
#*  MDxHealth.........................................   5,271      22,123
    Melexis NV........................................   6,584     330,882
*   Mobistar SA.......................................  24,637     511,997
#*  Nyrstar NV........................................ 174,650     256,265
    Ontex Group NV....................................  13,397     496,489
    Picanol...........................................   1,521      67,887
    Proximus SADP.....................................  25,907     895,534
    RealDolmen........................................   1,173      22,281
    Recticel SA.......................................  26,407     151,813
    Resilux...........................................     702      97,285
*   Roularta Media Group NV...........................     680      17,023
    Sioen Industries NV...............................   8,233     148,623
    Sipef SA..........................................   1,541      80,983
    Solvay SA.........................................  23,498   1,946,645
*   Telenet Group Holding NV..........................   4,412     229,662
*   Tessenderlo Chemie NV.............................  20,594     545,382
#*  ThromboGenics NV..................................   4,993      16,271
    UCB SA............................................   6,710     573,711
    Umicore SA........................................  56,575   2,080,003
    Van de Velde NV...................................   3,155     192,630
*   Viohalco SA.......................................  25,814      36,722
                                                               -----------
TOTAL BELGIUM.........................................          33,297,317
                                                               -----------
CANADA -- (6.5%)
#*  5N Plus, Inc......................................  33,915      33,893
    Absolute Software Corp............................  14,551      69,281
    Acadian Timber Corp...............................   6,376      81,879
*   Advantage Oil & Gas, Ltd.......................... 112,010     611,661
    Aecon Group, Inc..................................  39,835     412,596
#   Ag Growth International, Inc......................   4,160      84,691
#   AGF Management, Ltd. Class B......................  50,212     168,819
    Agnico Eagle Mines, Ltd.(008474108)...............  11,564     340,444
    Agnico Eagle Mines, Ltd.(2009823).................  13,378     396,497
    Agrium, Inc.(008916108)...........................   7,309     634,933
    Agrium, Inc.(2213538).............................   4,900     427,845
    AGT Food & Ingredients, Inc.......................   8,412     210,885
    Aimia, Inc........................................  31,393     209,750
*   Air Canada........................................  10,300      57,716
    AirBoss of America Corp...........................   5,998      76,211
    AKITA Drilling, Ltd. Class A......................     900       4,176
*   Alacer Gold Corp.................................. 159,987     248,963
*   Alamos Gold, Inc. Class A(011532108)..............  50,595     163,928
    Alamos Gold, Inc. Class A(BZ3DNP6)................ 128,719     419,906
    Alaris Royalty Corp...............................  23,654     401,353
#   Algoma Central Corp...............................   1,740      16,408
    Algonquin Power & Utilities Corp..................  50,301     412,921
#   AltaGas, Ltd......................................  20,700     484,364

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#*  Alterra Power Corp................................  49,453 $   16,062
#   Altius Minerals Corp..............................  16,500     97,170
    Altus Group, Ltd..................................  11,600    147,722
*   Amaya, Inc........................................  15,330    161,885
*   Amerigo Resources, Ltd............................  23,684      1,944
    ARC Resources, Ltd................................  34,730    466,818
*   Argonaut Gold, Inc................................ 112,388     85,841
*   Asanko Gold, Inc..................................  52,613     75,489
    Atco, Ltd. Class I................................   4,600    127,502
#*  Athabasca Oil Corp................................ 182,199    192,487
*   ATS Automation Tooling Systems, Inc...............  27,145    206,169
*   AuRico Metals, Inc.(05157J108)....................  22,247      9,584
*   AuRico Metals, Inc.(BYR52G5)......................  56,603     23,435
#   AutoCanada, Inc...................................   6,700     95,079
#*  Avigilon Corp.....................................  11,595    108,426
    Axia NetMedia Corp................................   5,600     11,473
#*  B2Gold Corp....................................... 609,472    465,512
#   Badger Daylighting, Ltd...........................  11,726    201,809
#*  Ballard Power Systems, Inc........................  16,800     22,546
    Bank of Montreal(063671101).......................  23,853  1,276,613
#   Bank of Montreal(2076009).........................  15,646    840,097
    Bank of Nova Scotia (The)(064149107)..............  26,554  1,084,465
    Bank of Nova Scotia (The)(2076281)................   6,849    280,580
*   Bankers Petroleum, Ltd............................ 156,269     99,279
    Barrick Gold Corp.(2024644).......................   5,174     51,448
    Barrick Gold Corp.(067901108)..................... 201,500  1,996,865
    Baytex Energy Corp.(07317Q105)....................  31,128     65,991
    Baytex Energy Corp.(B4VGVM3)......................     900      1,912
#*  Bellatrix Exploration, Ltd........................ 105,501    129,532
*   Birchcliff Energy, Ltd............................  64,617    232,011
    Bird Construction, Inc............................  21,559    177,901
    Black Diamond Group, Ltd..........................  24,941    102,014
*   BlackBerry, Ltd.(BCBHZ31).........................  45,524    324,638
*   BlackBerry, Ltd.(09228F103).......................  31,464    224,024
#*  BlackPearl Resources, Inc.........................  94,016     39,596
*   BNK Petroleum, Inc................................  41,642      7,134
#*  Bombardier, Inc. Class B..........................  62,760     43,904
#   Bonavista Energy Corp............................. 107,522    147,364
    Bonterra Energy Corp..............................  16,174    187,152
    Boralex, Inc. Class A.............................  19,900    217,055
#*  Boulder Energy, Ltd...............................  32,315     36,216
*   BRP, Inc..........................................   7,100     78,658
    CAE, Inc.(124765108)..............................   4,303     44,880
    CAE, Inc.(2162760)................................  16,827    175,729
#   Calfrac Well Services, Ltd........................  39,349     40,728
    Calian Technologies, Ltd..........................   1,000     11,428
    Cameco Corp.(13321L108)...........................  36,039    437,513
    Cameco Corp.(2166160).............................  20,249    245,867
    Canaccord Genuity Group, Inc......................  67,597    238,849
#*  Canacol Energy, Ltd............................... 102,819    192,294
#   Canadian Energy Services & Technology Corp........  38,232    106,708
    Canadian Imperial Bank of Commerce(136069101).....   6,707    434,949

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce(2170525).......   4,351 $  283,379
    Canadian Natural Resources, Ltd.(136385101).......  63,234  1,344,355
    Canadian Natural Resources, Ltd.(2171573).........  20,000    428,153
    Canadian Oil Sands, Ltd........................... 152,788  1,024,113
#   Canadian Tire Corp., Ltd. Class A.................   8,816    718,357
#   Canadian Western Bank.............................  57,300    939,116
    Canam Group, Inc..................................  29,506    276,546
#   Canexus Corp......................................  32,646     28,896
*   Canfor Corp.......................................  29,279    327,505
    Canfor Pulp Products, Inc.........................  23,249    165,626
#   CanWel Building Materials Group, Ltd..............   4,956     15,177
    Canyon Services Group, Inc........................  36,362    111,352
    Capital Power Corp................................  15,684    210,926
    Capstone Infrastructure Corp......................  56,901    195,776
*   Capstone Mining Corp.............................. 182,938     46,358
    Cascades, Inc.....................................  42,525    319,340
    Cathedral Energy Services, Ltd....................   6,963      1,765
    CCL Industries, Inc. Class B......................   6,634    935,267
*   Celestica, Inc.(15101Q108)........................  30,171    273,349
*   Celestica, Inc.(2263362)..........................  14,725    133,491
    Cenovus Energy, Inc.(15135U109)...................  70,959    872,086
    Cenovus Energy, Inc.(B57FG04).....................  77,149    950,526
    Centerra Gold, Inc................................ 108,400    493,677
*   Cequence Energy, Ltd..............................  79,682     16,495
#   Cervus Equipment Corp.............................   5,594     51,911
*   CGI Group, Inc. Class A(39945C109)................   7,333    314,586
*   CGI Group, Inc. Class A(2159740)..................   7,471    320,193
*   China Gold International Resources Corp., Ltd..... 121,061    169,377
*   Chinook Energy, Inc...............................  38,922     12,364
    CI Financial Corp.................................   5,639    124,542
    Cineplex, Inc.....................................  10,457    365,013
    Clarke, Inc.......................................   1,100      7,334
*   Claude Resources, Inc.............................  86,000     60,161
    Clearwater Seafoods, Inc..........................  10,558     86,068
    Cogeco Communications, Inc........................   9,995    451,270
    Cogeco, Inc.......................................   6,264    239,444
*   Colliers International Group, Inc.(194693107).....   5,285    228,629
    Colliers International Group, Inc.(BYL7SB4).......   4,219    183,348
    COM DEV International, Ltd........................  41,363    181,290
    Computer Modelling Group, Ltd.....................  25,530    169,483
    Constellation Software, Inc.......................   1,092    397,544
#*  Copper Mountain Mining Corp.......................  76,683     22,990
    Corby Spirit and Wine, Ltd........................   2,450     32,179
*   Corridor Resources, Inc...........................   5,600      1,639
#   Corus Entertainment, Inc. Class B.................  50,639    351,715
    Cott Corp.(22163N106).............................   4,928     50,611
    Cott Corp.(2228952)...............................  50,909    522,209
    Crescent Point Energy Corp.(22576C101)............  94,326  1,047,022
    Crescent Point Energy Corp.(B67C8W8)..............  17,626    195,400
*   Crew Energy, Inc..................................  86,480    238,285
#*  Delphi Energy Corp................................ 113,937     63,438
#*  Denison Mines Corp................................ 118,547     54,158
*   Descartes Systems Group, Inc. (The)...............   9,080    161,650

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Detour Gold Corp.................................. 106,767 $1,298,672
    DH Corp...........................................  17,200    386,383
    DHX Media, Ltd.(BRF12N3)..........................   2,436     13,702
    DHX Media, Ltd.(BRF12P5)..........................  10,373     58,940
#   DirectCash Payments, Inc..........................   8,500     65,833
    Dollarama, Inc....................................   4,866    261,102
    Dominion Diamond Corp.(B95LX89)...................  12,355    131,849
*   Dominion Diamond Corp.(257287102).................  39,034    415,712
    Dorel Industries, Inc. Class B....................  17,041    335,127
#*  Dundee Precious Metals, Inc.......................  77,445     59,152
    E-L Financial Corp., Ltd..........................     175     84,383
    Eldorado Gold Corp................................ 367,846    834,999
    Empire Co., Ltd...................................  28,677    542,057
#   Enbridge Income Fund Holdings, Inc................  48,074  1,004,444
    Encana Corp....................................... 218,713    955,776
*   Endeavour Mining Corp.............................  43,036    262,964
*   Endeavour Silver Corp.............................  60,213     74,788
    EnerCare, Inc.....................................  28,028    318,514
    Enerflex, Ltd.....................................  48,907    448,608
#*  Energy Fuels, Inc.(BFV4XV7).......................   5,605     13,204
*   Energy Fuels, Inc.(BFV4XW8).......................   2,144      5,017
    Enerplus Corp.(292766102).........................  67,478    213,905
    Enerplus Corp.(B584T89)...........................  20,675     65,527
    Enghouse Systems, Ltd.............................   5,996    257,277
    Ensign Energy Services, Inc.......................  78,284    370,493
#*  Epsilon Energy, Ltd...............................  29,398     56,660
    Equitable Group, Inc..............................   5,572    206,787
*   Equity Financial Holdings, Inc....................     800      4,049
*   Essential Energy Services Trust...................  79,421     30,614
    Evertz Technologies, Ltd..........................   5,026     63,502
#   Exchange Income Corp..............................   4,281     72,975
    Exco Technologies, Ltd............................  14,657    152,649
#*  EXFO, Inc.........................................      48        146
#   Extendicare, Inc..................................  33,004    216,744
    Fairfax Financial Holdings, Ltd...................   2,944  1,515,837
    Fiera Capital Corp................................  13,071     99,276
    Finning International, Inc........................  56,010    713,269
    Firm Capital Mortgage Investment Corp.............   8,100     74,819
    First Capital Realty, Inc.........................   9,235    123,406
#*  First Majestic Silver Corp.(32076V103)............  26,297     78,628
#*  First Majestic Silver Corp.(2833583)..............  62,252    186,636
    First National Financial Corp.....................     600      9,414
#   First Quantum Minerals, Ltd....................... 129,827    280,802
*   FirstService Corp.(33767E103).....................   3,685    140,693
    FirstService Corp.(BYL7ZF7).......................   4,219    161,092
#*  Fortress Paper, Ltd. Class A......................   2,299      7,204
*   Fortuna Silver Mines, Inc.........................  89,387    227,152
    Franco-Nevada Corp................................   6,099    269,027
    Freehold Royalties, Ltd...........................  39,450    301,599
#   Gamehost, Inc.....................................   4,482     25,915
    Genesis Land Development Corp.....................  10,800     16,806
#   Genworth MI Canada, Inc...........................  26,554    459,279
    George Weston, Ltd................................   6,237    480,875

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Gibson Energy, Inc................................  76,432 $  847,305
    Gildan Activewear, Inc............................  13,046    329,293
#   Glacier Media, Inc................................   3,000      1,649
    Gluskin Sheff + Associates, Inc...................  11,763    164,828
    GMP Capital, Inc..................................  33,185     96,175
    Goldcorp, Inc.(380956409).........................  65,242    739,844
    Goldcorp, Inc.(2676302)...........................  17,207    196,034
#*  Golden Star Resources, Ltd........................  73,980     14,258
*   Gran Tierra Energy, Inc.(38500T101)...............   1,100      2,519
*   Gran Tierra Energy, Inc.(B2PPCS5)................. 185,316    423,307
    Granite Oil Corp..................................  21,541    121,783
*   Great Canadian Gaming Corp........................  14,900    189,853
*   Great Panther Silver, Ltd.........................  29,633     15,230
    Great-West Lifeco, Inc............................   6,100    151,183
*   Heroux-Devtek, Inc................................  13,096    118,723
    High Liner Foods, Inc.............................   6,287     68,978
    HNZ Group, Inc....................................   2,200     17,337
#   Home Capital Group, Inc...........................  42,771    878,074
#   Horizon North Logistics, Inc......................  60,578     79,133
    HudBay Minerals, Inc.(B05BQ98)....................   3,790      7,391
    HudBay Minerals, Inc.(B05BDX1).................... 153,850    303,109
    Hudson's Bay Co...................................  16,553    204,416
#   Husky Energy, Inc.................................  28,397    282,567
*   IAMGOLD Corp.(450913108)..........................  23,010     33,365
*   IAMGOLD Corp.(2446646)............................ 234,681    341,744
    IGM Financial, Inc................................   5,200    133,294
*   IMAX Corp.........................................  13,125    407,663
*   Imperial Metals Corp..............................  18,005     58,350
    Imperial Oil, Ltd.(453038408).....................  11,911    364,596
    Imperial Oil, Ltd.(2454241).......................     776     23,791
*   Indigo Books & Music, Inc.........................   1,600     14,277
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  45,109  1,339,199
#   Innergex Renewable Energy, Inc....................  31,884    266,743
    Intact Financial Corp.............................   5,604    336,024
#   Inter Pipeline, Ltd...............................   9,678    156,821
*   Interfor Corp.....................................  48,512    375,726
    Intertape Polymer Group, Inc......................  18,164    210,048
#*  Ithaca Energy, Inc................................ 132,288     40,133
*   Ivanhoe Mines, Ltd. Class A....................... 127,933     62,099
    Jean Coutu Group PJC, Inc. (The) Class A..........   5,573     78,330
    Just Energy Group, Inc.(B693818)..................   2,300     15,295
#   Just Energy Group, Inc.(B63MCN1)..................  29,108    193,444
#   K-Bro Linen, Inc..................................   2,328     83,455
*   Katanga Mining, Ltd...............................  83,398     10,120
*   Kelt Exploration, Ltd.............................   7,845     21,727
    Keyera Corp.......................................  11,800    323,449
    Killam Apartment Real Estate Investment Trust.....  14,201    110,291
*   Kinross Gold Corp.(496902404).....................  10,211     16,746
#*  Kinross Gold Corp.(B03Z841)....................... 554,738    914,730
#*  Kirkland Lake Gold, Inc...........................  59,584    212,238
*   Klondex Mines, Ltd................................  26,300     54,631
*   Knight Therapeutics, Inc..........................  15,399     74,417
    Labrador Iron Ore Royalty Corp....................  36,605    232,031

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Lake Shore Gold Corp.............................. 363,198 $  329,261
    Laurentian Bank of Canada.........................  24,174    823,114
    Leon's Furniture, Ltd.............................   6,838     67,799
#*  Lightstream Resources, Ltd........................ 116,588     28,296
    Linamar Corp......................................  14,631    570,556
#   Liquor Stores N.A., Ltd...........................  18,635     98,968
    Loblaw Cos., Ltd..................................   8,093    380,051
    Long Run Exploration, Ltd.........................  87,044     19,883
#   Lucara Diamond Corp............................... 163,626    268,641
*   Lundin Mining Corp................................ 362,455    897,793
    MacDonald Dettwiler & Associates, Ltd.............   6,138    381,407
    Magellan Aerospace Corp...........................   9,236     94,279
    Magna International, Inc..........................  17,329    602,043
#*  Mainstreet Equity Corp............................   1,005     21,737
    Major Drilling Group International, Inc...........  55,131    210,150
    Mandalay Resources Corp........................... 180,271    100,372
#   Manitoba Telecom Services, Inc....................  15,568    335,386
    Manulife Financial Corp.(56501R106)...............  75,088  1,040,720
    Manulife Financial Corp.(2492519).................  36,601    508,688
    Maple Leaf Foods, Inc.............................  62,271  1,014,365
    Martinrea International, Inc......................  59,075    398,500
*   Maxim Power Corp..................................   2,200      4,743
    McCoy Global, Inc.................................   4,284      6,422
#   Medical Facilities Corp...........................  14,715    146,530
*   MEG Energy Corp...................................  57,413    238,111
    Melcor Developments, Ltd..........................   4,353     43,471
*   Merus Labs International, Inc.....................  12,820     18,760
    Methanex Corp.(59151K108).........................   2,714     71,975
#   Methanex Corp.(2654416)...........................  15,900    423,803
    Metro, Inc........................................  29,275    865,356
*   Mitel Networks Corp...............................  37,528    273,778
    Morneau Shepell, Inc..............................  15,396    160,895
    MTY Food Group, Inc...............................   3,361     74,134
#   Mullen Group, Ltd.................................  50,867    545,380
    National Bank of Canada...........................  27,585    787,046
*   Neptune Technologies & Bioressources, Inc.........   6,516      7,535
    Nevsun Resources, Ltd............................. 134,383    365,479
    New Flyer Industries, Inc.........................  23,034    438,680
*   New Gold, Inc..................................... 212,805    524,075
    Newalta Corp......................................  34,733     69,917
    Norbord, Inc......................................  13,116    229,008
    North American Energy Partners, Inc.(B1HTYS2).....   5,546      9,343
    North American Energy Partners, Inc.(656844107)...  11,011     18,498
    North West Co., Inc. (The)........................  14,464    315,216
#   Northland Power, Inc..............................  24,144    335,041
#*  Novagold Resources, Inc...........................  29,829    125,627
*   NuVista Energy, Ltd...............................  92,690    297,741
    OceanaGold Corp................................... 297,297    613,312
    Onex Corp.........................................   6,200    370,566
    Open Text Corp....................................   6,200    303,339
    Osisko Gold Royalties, Ltd........................  25,086    254,995
*   Ovivo, Inc. Class A...............................   8,028     11,920
#   Pacific Exploration and Production Corp........... 143,420     82,925

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Painted Pony Petroleum, Ltd.......................  57,701 $  172,992
    Pan American Silver Corp.(697900108)..............  82,032    543,052
#   Pan American Silver Corp.(2669272)................  25,434    168,845
*   Paramount Resources, Ltd. Class A.................   3,054     10,028
*   Parex Resources, Inc..............................  56,767    374,016
#   Parkland Fuel Corp................................  18,102    286,862
    Pason Systems, Inc................................  22,885    292,903
    Pembina Pipeline Corp.(B4PT2P8)...................   4,324     98,266
    Pembina Pipeline Corp.(B4PPQG5)...................   8,306    188,878
#   Pengrowth Energy Corp............................. 151,902    126,865
    Penn West Petroleum, Ltd.(707887105)..............  79,923     58,743
#   Penn West Petroleum, Ltd.(B63FY34)................  42,468     30,618
*   Performance Sports Group, Ltd.....................   4,566     32,593
#   Peyto Exploration & Development Corp..............  11,576    248,972
    PHX Energy Services Corp..........................  14,152     15,153
#   Pizza Pizza Royalty Corp..........................  11,535    104,242
    Potash Corp. of Saskatchewan, Inc.................  19,137    311,933
    Precision Drilling Corp.(74022D308)...............  59,993    203,976
    Precision Drilling Corp.(B5YPLH9)................. 132,499    451,153
    Premium Brands Holdings Corp......................   8,423    252,528
*   Pretium Resources, Inc............................  67,986    289,725
*   Primero Mining Corp.(74164W106)...................   6,304     15,760
#*  Primero Mining Corp.(B4Z8FV2)..................... 132,141    329,197
    Progressive Waste Solutions, Ltd.(74339G101)......  11,628    327,561
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  16,123    453,341
#   Pulse Seismic, Inc................................  33,004     53,715
*   QLT, Inc..........................................   3,731      9,361
    Quebecor, Inc. Class B............................  16,000    405,454
#*  Questerre Energy Corp. Class A....................  16,560      2,069
*   Redknee Solutions, Inc............................   8,400     16,429
    Reitmans Canada, Ltd. Class A.....................  29,599     84,514
    Richelieu Hardware, Ltd...........................   5,307    256,239
*   Richmont Mines, Inc...............................  24,900     89,582
#   Ritchie Bros Auctioneers, Inc.(767744105).........  13,981    319,885
    Ritchie Bros Auctioneers, Inc.(2345390)...........   3,200     73,050
*   RMP Energy, Inc...................................  84,637     91,833
*   Rock Energy, Inc..................................  21,987     19,776
#   Rocky Mountain Dealerships, Inc...................  11,178     51,705
#   Rogers Sugar, Inc.................................  59,748    178,276
    RONA, Inc.........................................  80,692    708,481
    Royal Bank of Canada(780087102)...................  21,014  1,076,757
    Royal Bank of Canada(2754383).....................  13,700    709,497
#   Russel Metals, Inc................................  38,912    436,645
*   Sabina Gold & Silver Corp.........................  25,500     11,832
#*  Sandstorm Gold, Ltd...............................  71,337    162,442
#   Sandvine Corp.....................................  55,356    137,511
    Saputo, Inc.......................................  11,022    270,652
#   Savanna Energy Services Corp......................  47,416     40,278
#*  Sears Canada, Inc.(81234D109).....................   1,814      7,982
#*  Sears Canada, Inc.(2787259).......................   7,764     34,084
    Secure Energy Services, Inc.......................  33,225    177,640
*   SEMAFO, Inc....................................... 187,120    467,499
    Shaw Communications, Inc. Class B(82028K200)......  18,675    322,704

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#   Shaw Communications, Inc. Class B(2801836)........   4,800 $   83,089
    ShawCor, Ltd......................................  19,463    420,270
#   Sherritt International Corp....................... 179,429     89,657
    Sienna Senior Living, Inc.........................  14,145    161,553
#*  Sierra Wireless, Inc.(826516106)..................   6,130     91,582
#*  Sierra Wireless, Inc.(2418968)....................   8,700    129,733
*   Silver Standard Resources, Inc.(82823L106)........  19,769     86,193
#*  Silver Standard Resources, Inc.(2218458)..........  35,719    155,533
    Silver Wheaton Corp.(828336107)...................  37,477    440,730
    Silver Wheaton Corp.(B058ZX6).....................   9,100    107,246
    SNC-Lavalin Group, Inc............................  22,000    628,953
*   Solium Capital, Inc...............................   6,894     31,938
*   Southern Pacific Resource Corp.................... 135,301         14
#   Sprott, Inc.......................................  89,767    123,029
*   St Andrew Goldfields, Ltd.........................  48,000     15,419
    Stantec, Inc.(85472N109)..........................   1,436     34,952
    Stantec, Inc.(2854238)............................  13,024    317,396
    Stella-Jones, Inc.................................   6,600    199,428
    Strad Energy Services, Ltd........................   4,059      5,128
    Stuart Olson, Inc.................................   6,050     23,623
#   Student Transportation, Inc.......................  25,875     91,428
    Sun Life Financial, Inc.(866796105)...............  11,795    336,158
#   Sun Life Financial, Inc.(2566124).................  15,668    449,383
    Suncor Energy, Inc.(867224107)....................  86,334  2,033,166
    Suncor Energy, Inc.(B3NB1P2)......................  96,672  2,289,655
*   SunOpta, Inc.(8676EP108)..........................  35,525    210,308
*   SunOpta, Inc.(2817510)............................  14,332     84,914
#   Superior Plus Corp................................  46,840    348,734
#   Surge Energy, Inc................................. 160,391    253,026
*   TAG Oil, Ltd......................................  15,904      6,585
    Tahoe Resources, Inc..............................  97,613    756,501
*   Taseko Mines, Ltd.................................  74,175     28,063
    Teck Resources, Ltd. Class B(878742204)...........  72,347    269,854
#   Teck Resources, Ltd. Class B(2879327).............  10,991     41,033
    TELUS Corp........................................  10,600    294,869
*   Tembec, Inc.......................................  27,377     18,174
*   Teranga Gold Corp.(B5TDK82)....................... 258,425     73,788
#*  Teranga Gold Corp.(B4L8QT1).......................  11,133      3,250
*   Thompson Creek Metals Co., Inc.(884768102)........   9,468      1,571
#*  Thompson Creek Metals Co., Inc.(2439806)..........  90,057     14,143
#   Thomson Reuters Corp..............................  10,416    389,606
#*  Timmins Gold Corp................................. 104,102     14,119
    TMX Group, Ltd....................................  12,035    349,306
    TORC Oil & Gas, Ltd...............................  78,172    302,442
#*  Torex Gold Resources, Inc......................... 140,614    126,471
    Toromont Industries, Ltd..........................  22,041    447,774
    Toronto-Dominion Bank (The)(891160509)............   5,699    215,650
    Toronto-Dominion Bank (The)(2897222)..............  41,258  1,565,324
    Torstar Corp. Class B.............................  30,474     50,902
    Total Energy Services, Inc........................  17,784    182,169
*   Tourmaline Oil Corp...............................  13,706    273,259
    TransAlta Corp.(89346D107)........................ 125,991    439,709
    TransAlta Corp.(2901628)..........................  24,788     87,056

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
    TransAlta Renewables, Inc.........................     4,100 $     29,208
    TransCanada Corp.(89353D107)......................     2,905      100,397
    TransCanada Corp.(2665184)........................    12,267      426,004
    Transcontinental, Inc. Class A....................    42,032      553,266
    TransForce, Inc...................................    27,473      411,830
#   TransGlobe Energy Corp............................    45,245       64,594
*   Trican Well Service, Ltd..........................    88,845      107,180
#*  Trilogy Energy Corp...............................    11,057       27,940
    Trinidad Drilling, Ltd............................   128,063      179,172
*   Turquoise Hill Resources, Ltd.(900435108).........    17,904       36,882
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)...........   117,511      245,776
*   TVA Group, Inc. Class B...........................       653        2,098
    Twin Butte Energy, Ltd............................   144,834        7,754
    Uni-Select, Inc...................................     8,546      369,682
#   Valener, Inc......................................    10,289      141,016
#   Veresen, Inc......................................    41,809      238,158
    Vermilion Energy, Inc.(923725105).................    16,174      432,978
#   Vermilion Energy, Inc.(B607XS1)...................       900       24,066
#   Wajax Corp........................................    11,809      131,417
*   Wesdome Gold Mines, Ltd...........................    14,500       13,766
    West Fraser Timber Co., Ltd.......................    12,262      421,454
    Western Energy Services Corp......................    52,241      138,723
#   Western Forest Products, Inc......................   215,065      320,855
    Westjet Airlines, Ltd.............................     4,300       58,074
    Westshore Terminals Investment Corp...............    17,189      160,859
    Whistler Blackcomb Holdings, Inc..................    16,024      256,105
#   Whitecap Resources, Inc...........................   173,267      947,409
    Wi-Lan, Inc.......................................    94,707      104,111
    Winpak, Ltd.......................................     6,877      219,874
    WSP Global, Inc...................................    24,359      700,045
*   Xtreme Drilling & Coil Services Corp..............    17,787       21,204
    Yamana Gold, Inc.(98462Y100)......................     6,868       11,676
    Yamana Gold, Inc.(2219279)........................   526,870      906,386
*   Yellow Pages, Ltd.................................    12,342      140,080
    ZCL Composites, Inc...............................     6,650       33,798
                                                                 ------------
TOTAL CANADA..........................................            111,494,417
                                                                 ------------
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd......... 3,314,000       53,482
*   Hanfeng Evergreen, Inc............................     5,700          527
*   HNA International Investment Holdings, Ltd........ 2,497,600      106,567
    Nexteer Automotive Group, Ltd.....................   148,000      153,615
                                                                 ------------
TOTAL CHINA...........................................                314,191
                                                                 ------------
DENMARK -- (1.7%)
    ALK-Abello A.S....................................     3,727      515,652
    Alm Brand A.S.....................................    63,379      424,543
#   Ambu A.S. Class B.................................    14,918      462,954
    AP Moeller - Maersk A.S. Class A..................       253      319,784
    AP Moeller - Maersk A.S. Class B..................       499      642,025
#*  Bang & Olufsen A.S................................    17,643      186,108
    BankNordik P/F....................................       557        9,757

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
*   Bavarian Nordic A.S...............................  13,393 $   561,706
*   BoConcept Holding A.S. Class B....................     308      19,432
    Brodrene Hartmann A.S.............................     658      25,499
    Carlsberg A.S. Class B............................  14,379   1,212,258
    Chr Hansen Holding A.S............................  19,477   1,192,520
    Coloplast A.S. Class B............................   1,379     113,214
#*  D/S Norden A.S....................................  18,073     240,955
    Danske Bank A.S...................................  40,251   1,083,213
    DFDS A.S..........................................  18,136     643,594
    DSV A.S...........................................  35,504   1,381,687
#   FLSmidth & Co. A.S................................  26,178     918,111
*   Genmab A.S........................................   5,812     729,853
    GN Store Nord A.S.................................  95,918   1,795,705
*   H Lundbeck A.S....................................  23,314     757,253
*   H+H International A.S. Class B....................   7,858      94,994
    Harboes Bryggeri A.S. Class B.....................     511       8,540
    IC Group A.S......................................   4,483     144,559
    ISS A.S...........................................   2,901     102,560
*   Jeudan A.S........................................     667      72,111
*   Jyske Bank A.S....................................  36,394   1,598,103
    Matas A.S.........................................   8,217     155,281
    NKT Holding A.S...................................  16,112     895,663
    Nordjyske Bank A.S................................   1,141      17,292
    Novo Nordisk A.S. Class B.........................  14,608     816,126
    Novozymes A.S. Class B............................   9,977     416,432
    Pandora A.S.......................................  10,035   1,342,537
*   Parken Sport & Entertainment A.S..................     848       7,081
    PER Aarsleff A.S. Class B.........................   1,127     345,544
    Ringkjoebing Landbobank A.S.......................   1,941     403,657
    Rockwool International A.S. Class B...............   4,487     679,774
    Royal Unibrew A.S.................................  21,383     896,557
    RTX A.S...........................................   3,990      45,841
*   Santa Fe Group A.S................................   8,887      84,220
    Schouw & Co.......................................   9,989     590,153
    SimCorp A.S.......................................  17,341     850,813
    Solar A.S. Class B................................   4,464     252,199
    Spar Nord Bank A.S................................  42,209     347,357
    Sydbank A.S.......................................  38,687   1,129,652
    TDC A.S........................................... 239,018   1,026,450
    Tivoli A.S........................................       1         530
*   TK Development A.S................................  36,593      38,291
*   Topdanmark A.S....................................  43,920   1,116,131
    Tryg A.S..........................................  18,441     352,612
    United International Enterprises..................     798     114,910
    Vestas Wind Systems A.S...........................  18,318   1,198,625
*   Vestjysk Bank A.S.................................   1,419       1,627
*   William Demant Holding A.S........................   9,577     844,221
#*  Zealand Pharma A.S................................   5,267      97,458
                                                               -----------
TOTAL DENMARK.........................................          29,323,724
                                                               -----------
FINLAND -- (2.0%)
    Ahlstrom Oyj......................................   6,489      52,837
    Aktia Bank Oyj....................................   1,169      12,766

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FINLAND -- (Continued)
    Alandsbanken Abp Class B..........................       5 $       83
    Alma Media Oyj....................................   6,053     22,324
    Amer Sports Oyj...................................  63,952  1,750,456
    Apetit Oyj........................................     276      3,744
    Aspo Oyj..........................................   6,205     46,820
    Atria Oyj.........................................   4,670     45,123
#   BasWare Oyj.......................................   1,456     51,335
*   Biotie Therapies Oyj.............................. 107,519     33,318
    Bittium Oyj.......................................   8,857     60,102
    Cargotec Oyj Class B..............................  23,212    739,935
    Caverion Corp.....................................  32,549    310,135
    Citycon Oyj.......................................  93,565    223,293
    Comptel Oyj.......................................   9,777     15,380
    Cramo Oyj.........................................  19,853    381,834
    Elisa Oyj.........................................  42,719  1,547,246
    F-Secure Oyj......................................  29,375     80,285
*   Finnair Oyj.......................................  35,970    192,812
    Fiskars Oyj Abp...................................  16,616    321,750
    Fortum Oyj........................................ 115,322  1,813,376
    HKScan Oyj Class A................................  20,891     79,720
    Huhtamaki Oyj.....................................  35,018  1,237,870
    Ilkka-Yhtyma Oyj..................................   3,592      7,849
    Kemira Oyj........................................  70,680    800,748
#   Kesko Oyj Class A.................................   2,583     97,651
    Kesko Oyj Class B.................................  41,548  1,666,918
#   Kone Oyj Class B..................................  18,181    799,130
#   Konecranes Oyj....................................  14,374    318,993
    Lassila & Tikanoja Oyj............................  19,020    357,151
*   Lemminkainen Oyj..................................   2,421     34,086
    Metsa Board Oyj................................... 125,806    841,318
    Metso Oyj.........................................  44,931    927,108
#   Munksjo Oyj.......................................   3,591     30,852
    Neste Oyj.........................................  50,237  1,573,891
#   Nokia Oyj(5946455)................................ 143,713  1,027,517
    Nokia Oyj(5902941)................................ 179,921  1,296,054
    Nokian Renkaat Oyj................................  34,855  1,185,077
    Okmetic Oyj.......................................   2,360     17,335
    Olvi Oyj Class A..................................   7,168    172,935
*   Oriola-KD Oyj Class B.............................  55,457    252,048
    Orion Oyj Class A.................................   5,798    187,239
    Orion Oyj Class B.................................  28,958    955,388
#*  Outokumpu Oyj..................................... 163,274    401,398
#   Outotec Oyj.......................................  82,174    322,875
#   PKC Group Oyj.....................................  10,382    161,217
    Ponsse Oy.........................................   2,825     55,657
*   Poyry Oyj.........................................   6,843     25,952
    Raisio Oyj Class V................................  67,974    303,530
    Ramirent Oyj......................................  44,716    298,907
    Revenio Group Oyj.................................   1,221     36,950
    Saga Furs Oyj.....................................     284      4,594
    Sampo Oyj Class A.................................  38,932  1,885,253
#   Sanoma Oyj........................................  65,013    300,362
    Sponda Oyj........................................  24,572    100,505

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
*   Stockmann Oyj Abp.................................   2,666 $    20,337
#*  Stockmann Oyj Abp Class B.........................  26,291     201,984
    Stora Enso Oyj Class R............................ 285,475   2,326,549
*   Talvivaara Mining Co. P.L.C....................... 190,260       1,175
    Technopolis Oyj...................................  27,132     107,182
    Tieto Oyj.........................................  21,990     592,034
    Tikkurila Oyj.....................................  15,819     268,295
    UPM-Kymmene Oyj................................... 262,335   4,275,226
    Uponor Oyj........................................  22,059     339,388
    Vaisala Oyj Class A...............................   2,048      52,971
    Valmet Oyj........................................  27,430     272,703
    Wartsila Oyj Abp..................................  14,688     659,747
    YIT Oyj...........................................  43,483     231,659
                                                               -----------
TOTAL FINLAND.........................................          34,818,282
                                                               -----------
FRANCE -- (6.1%)
    ABC Arbitrage.....................................   8,693      46,992
    Accor SA..........................................  15,256     579,396
    Actia Group.......................................   5,344      33,100
    Aeroports de Paris................................   2,541     287,845
*   Air France-KLM....................................  45,894     368,519
    Air Liquide SA....................................   5,785     598,224
    Akka Technologies.................................   4,238     121,917
    Albioma SA........................................  12,677     178,359
#*  Alstom SA.........................................  12,546     336,655
    Altamir...........................................   5,884      64,131
    Alten SA..........................................  11,932     671,626
    Altran Technologies SA............................  72,366     913,876
    April SA..........................................   6,744      89,585
*   Archos............................................   3,060       4,300
    Arkema SA.........................................  17,205   1,074,640
#   Assystem..........................................   5,757     139,738
    Atos SE...........................................  19,717   1,558,699
    Aubay.............................................   1,565      33,820
    AXA SA............................................ 110,215   2,723,713
    AXA SA Sponsored ADR..............................  14,588     358,865
    Axway Software SA.................................   3,291      83,089
#   Beneteau SA.......................................   8,579     104,225
    BioMerieux........................................   4,515     567,794
    BNP Paribas SA....................................  73,561   3,484,717
    Boiron SA.........................................   2,896     218,331
    Bollore SA........................................ 177,765     717,445
    Bonduelle SCA.....................................   6,681     173,669
#   Bourbon SA........................................   3,413      44,458
    Bouygues SA.......................................  30,857   1,207,870
    Bureau Veritas SA.................................  24,625     469,120
    Burelle SA........................................      58      49,919
    Cap Gemini SA.....................................   9,054     827,361
#   Carrefour SA......................................  43,255   1,231,072
#   Casino Guichard Perrachon SA......................  18,503     838,721
    Catering International Services...................     672      10,140
*   Cegedim SA........................................   1,092      32,614
    Cegid Group SA....................................   3,880     210,596

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
#*  CGG SA............................................ 313,784 $  263,301
#   CGG SA Sponsored ADR..............................  16,300     16,137
    Chargeurs SA......................................  19,819    182,237
    Christian Dior SE.................................   1,578    266,882
    Cie de Saint-Gobain............................... 113,977  4,697,477
    Cie des Alpes.....................................   2,893     44,090
    Cie Generale des Etablissements Michelin..........  23,837  2,174,729
    CNP Assurances....................................  42,383    566,767
*   Coface SA.........................................  10,494     86,065
    Credit Agricole SA................................  82,395    822,225
    Danone SA.........................................  12,713    875,612
    Dassault Systemes.................................   2,688    207,765
*   Derichebourg SA...................................  69,069    218,836
    Devoteam SA.......................................   1,816     67,292
    Edenred...........................................  24,305    457,294
    Eiffage SA........................................  16,727  1,148,756
    Electricite de France SA..........................  35,834    468,583
    Electricite de Strasbourg SA......................      88      9,526
    Elior.............................................   8,182    164,392
    Engie SA.......................................... 135,265  2,158,230
#*  Eramet............................................   3,930     85,419
    Essilor International SA..........................   9,379  1,163,576
*   Esso SA Francaise.................................   2,429    115,903
#*  Etablissements Maurel et Prom.....................  36,130    107,826
    Euler Hermes Group................................   3,745    320,245
    Eurofins Scientific SE............................   2,681    879,540
    Euronext NV.......................................   5,993    290,519
    Eutelsat Communications SA........................  25,971    839,369
    Exel Industries Class A...........................      69      5,247
    Faiveley Transport SA.............................   2,496    248,867
    Faurecia..........................................  22,261    808,609
    Fimalac...........................................   1,034     86,321
    Fleury Michon SA..................................     571     38,079
*   Futuren SA........................................  63,059     34,943
#*  GameLoft SE.......................................  19,850    108,946
    Gaztransport Et Technigaz SA......................   3,870    144,708
    GL Events.........................................   4,776     83,383
    Groupe Crit.......................................   2,177    118,359
    Groupe Eurotunnel SE..............................  51,587    592,802
*   Groupe Flo........................................   2,320      4,761
*   Groupe Fnac SA....................................   3,157    181,080
#   Groupe Gorge......................................   2,052     50,358
    Groupe Open.......................................   1,768     29,832
    Guerbet...........................................   2,969    243,539
    Haulotte Group SA.................................   5,535     83,013
    Havas SA..........................................  19,045    151,754
    Herige SADCS......................................      25        518
*   Hipay Group SA....................................   2,179     20,096
    Iliad SA..........................................   1,304    326,989
    Imerys SA.........................................  11,278    697,946
    Ingenico Group SA.................................   7,082    835,995
    Interparfums SA...................................   2,562     61,796

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Ipsen SA..........................................  11,306 $  651,673
    IPSOS.............................................  19,068    391,024
    Jacquet Metal Service.............................   8,285    112,204
    JCDecaux SA.......................................   8,247    324,735
    Kering............................................   4,849    817,166
    Korian SA.........................................  20,444    691,833
    Lagardere SCA.....................................  56,685  1,610,863
    Laurent-Perrier...................................   1,001     88,635
*   Le Noble Age......................................   3,880    100,609
    Lectra............................................   8,258    105,711
    Legrand SA........................................  13,193    726,678
    Linedata Services.................................     385     13,532
    LISI..............................................  10,350    253,568
    LVMH Moet Hennessy Louis Vuitton SE...............   6,702  1,077,993
    Maisons France Confort SA.........................     513     21,958
    Manitou BF SA.....................................   5,334     95,258
    Manutan International.............................     336     18,660
    Mersen............................................   7,780    112,929
#*  METabolic EXplorer SA.............................  10,722     25,206
    Metropole Television SA...........................  20,920    333,520
    MGI Coutier.......................................   7,238    131,897
    Natixis SA........................................ 141,854    694,033
#*  Naturex...........................................   2,892    225,344
#   Neopost SA........................................  10,915    261,223
*   Nexans SA.........................................  24,125    923,842
    Nexity SA.........................................  16,336    739,370
#*  Nicox.............................................   7,923     64,972
*   NRJ Group.........................................   5,162     54,128
    Numericable-SFR SAS...............................   2,828    112,284
    Oeneo SA..........................................   8,532     65,566
#*  Onxeo SA(BPFJVR0).................................   5,700     21,516
#*  Onxeo SA(B04P0G6).................................   3,948     14,732
    Orange SA......................................... 121,795  2,162,549
    Orpea.............................................   8,489    671,982
#*  Parrot SA.........................................   4,295     96,232
    Pernod Ricard SA..................................   6,769    792,200
*   Peugeot SA........................................ 136,118  2,024,041
#*  Pierre & Vacances SA..............................   3,256    101,949
    Plastic Omnium SA.................................  18,592    607,062
#   Plastivaloire.....................................     938     66,150
    PSB Industries SA.................................     755     40,170
    Publicis Groupe SA................................   9,458    567,341
#   Rallye SA.........................................  15,113    231,300
*   Recylex SA........................................   7,033     19,236
    Renault SA........................................  36,196  3,071,336
    Rexel SA.......................................... 132,756  1,572,189
    Robertet SA.......................................     246     64,043
    Rothschild & Co...................................   3,673     84,922
    Rubis SCA.........................................   7,334    548,706
    Saft Groupe SA....................................  15,628    408,498
    Samse SA..........................................      40      4,854
    Sanofi............................................  34,442  2,864,220
    Sartorius Stedim Biotech..........................   1,037    378,189

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Savencia SA.......................................   1,522 $    96,473
    Schneider Electric SE(B11BPS1)....................   1,883     100,346
    Schneider Electric SE(4834108)....................  10,466     558,421
    SCOR SE...........................................  76,077   2,651,910
    SEB SA............................................   7,961     777,245
    Seche Environnement SA............................     944      25,059
#*  Sequana SA........................................  26,638      91,423
    SES SA............................................  12,025     314,423
    Societe BIC SA....................................   1,862     303,257
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................     548      19,372
    Societe Generale SA...............................  54,754   2,088,733
*   Societe Internationale de Plantations d'Heveas SA.     378      10,666
    Societe Marseillaise du Tunnel Prado-Carenage SA..     200       7,476
    Societe Television Francaise 1....................  44,374     499,041
#   Sodexo SA.........................................   4,548     445,424
#*  SOITEC............................................  55,733      32,655
#*  Solocal Group.....................................   9,249      62,607
    Somfy SA..........................................     303     103,331
    Sopra Steria Group................................   6,764     733,156
*   Stallergenes Greer P.L.C..........................     728      21,722
#*  Ste Industrielle d'Aviation Latecoere SA..........  30,249     119,223
    Stef SA...........................................   2,766     183,876
#   STMicroelectronics NV(2430025)....................  14,700      95,844
    STMicroelectronics NV(5962332).................... 165,688   1,082,454
*   Store Electronic..................................   1,158      22,475
    Suez Environnement Co.............................  20,674     383,244
    Sword Group.......................................   3,044      81,931
    Synergie SA.......................................   4,953     129,669
    Tarkett SA........................................   2,584      68,667
    Technicolor SA....................................  96,836     688,148
    Technip SA........................................  23,145   1,078,431
    Teleperformance...................................  19,734   1,644,144
    Tessi SA..........................................      94      13,661
    Thales SA.........................................   9,554     727,201
    Thermador Groupe..................................     491      46,083
    Total Gabon.......................................     101      14,720
#   Total SA.......................................... 240,139  10,667,190
    Total SA Sponsored ADR............................      57       2,526
*   Touax SA..........................................     388       3,697
    Trigano SA........................................   4,601     290,539
*   UBISOFT Entertainment.............................  63,784   1,752,003
    Union Financiere de France BQE SA.................     730      18,454
    Valeo SA..........................................   6,679     867,858
#   Vallourec SA......................................  39,032     171,248
#*  Valneva SE........................................  16,877      59,647
    Vetoquinol SA.....................................     493      19,653
    Vicat SA..........................................   6,607     356,921
    VIEL & Cie SA.....................................  11,006      39,413
#   Vilmorin & Cie SA.................................   1,670     118,056
    Vinci SA..........................................  17,186   1,164,304
    Virbac SA.........................................   1,525     280,156
#   Vivendi SA........................................  93,946   2,042,403
    Vranken-Pommery Monopole SA.......................     394      10,111

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
FRANCE -- (Continued)
*   Worldline SA......................................   4,965 $    117,366
    Zodiac Aerospace..................................  15,279      318,613
                                                               ------------
TOTAL FRANCE..........................................          104,994,175
                                                               ------------
GERMANY -- (5.5%)
    Aareal Bank AG....................................  38,716    1,059,491
    Adidas AG.........................................  11,271    1,160,605
    Adler Modemaerkte AG..............................   4,316       42,877
*   ADVA Optical Networking SE........................  25,534      241,068
*   Air Berlin P.L.C..................................   2,352        2,311
#*  AIXTRON SE........................................  24,048       87,007
    Allgeier SE.......................................   2,271       38,542
    Allianz SE........................................  25,753    4,167,771
    Allianz SE Sponsored ADR..........................  11,988      194,206
    Amadeus Fire AG...................................   1,643      118,274
*   AS Creation Tapeten...............................      50        1,563
    Aurubis AG........................................  26,030    1,061,252
    Axel Springer SE..................................  11,573      602,634
#   Balda AG..........................................  30,492       82,464
    BASF SE...........................................  38,075    2,537,820
    Bauer AG..........................................   6,951      106,514
    Bayerische Motoren Werke AG.......................  33,040    2,751,738
#   BayWa AG..........................................   9,568      280,208
    Bechtle AG........................................   6,886      607,924
    Beiersdorf AG.....................................   3,976      366,961
#   Bertrandt AG......................................   1,769      195,810
    Bijou Brigitte AG.................................   2,005      121,545
#   Bilfinger SE......................................  23,690    1,045,704
#   Biotest AG........................................   4,254       69,723
    Borussia Dortmund GmbH & Co. KGaA.................  65,091      278,166
    BRAAS Monier Building Group SA....................     544       13,325
    Brenntag AG.......................................  13,585      666,585
    CANCOM SE.........................................   5,273      232,882
    Carl Zeiss Meditec AG.............................  14,834      438,503
    CENIT AG..........................................   3,984       82,451
    CENTROTEC Sustainable AG..........................   6,191       85,121
    Cewe Stiftung & Co. KGAA..........................   3,908      207,671
    Comdirect Bank AG.................................  17,855      196,167
*   Commerzbank AG.................................... 138,409    1,124,777
    CompuGroup Medical AG.............................  10,913      438,899
*   Constantin Medien AG..............................  11,950       24,763
    Continental AG....................................     969      203,342
*   CropEnergies AG...................................  17,051       76,839
    CTS Eventim AG & Co. KGaA.........................  14,913      548,589
    Daimler AG........................................  89,896    6,293,955
#*  DEAG Deutsche Entertainment AG....................   2,858        9,971
#   Delticom AG.......................................   1,376       27,039
#   Deutsche Bank AG(D18190898).......................  79,294    1,418,570
    Deutsche Bank AG(5750355).........................   1,436       25,734
    Deutsche Beteiligungs AG..........................   1,905       56,738
    Deutsche Boerse AG................................   9,256      789,838
    Deutsche EuroShop AG..............................   5,937      253,921
*   Deutsche Lufthansa AG............................. 136,476    2,001,237

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Deutsche Post AG..................................  27,702 $  671,408
    Deutsche Telekom AG............................... 105,723  1,840,940
    Deutsche Telekom AG Sponsored ADR.................  16,349    284,800
*   Deutsche Wohnen AG................................  28,338    721,404
    Deutz AG..........................................  52,505    170,916
*   Dialog Semiconductor P.L.C........................  19,113    584,727
    DIC Asset AG......................................   6,934     67,375
#   DMG Mori AG.......................................  22,517    900,204
    Dr Hoenle AG......................................   1,129     28,984
    Draegerwerk AG & Co. KGaA.........................   1,243     75,877
    Drillisch AG......................................   8,176    336,403
    Duerr AG..........................................   6,877    465,672
    E.ON SE........................................... 257,099  2,634,445
    Eckert & Ziegler AG...............................   2,499     49,500
    Elmos Semiconductor AG............................   8,030    122,350
    ElringKlinger AG..................................  17,767    449,384
*   Euromicron AG.....................................   3,318     24,968
*   Evotec AG.........................................  26,184     97,876
    Fielmann AG.......................................   7,546    569,360
    Francotyp-Postalia Holding AG Class A.............   2,977     14,218
    Fraport AG Frankfurt Airport Services Worldwide...  17,489  1,060,737
    Freenet AG........................................  38,805  1,206,754
    Fresenius Medical Care AG & Co. KGaA..............  10,963    973,632
#   Fresenius Medical Care AG & Co. KGaA ADR..........   4,254    189,260
    Fresenius SE & Co. KGaA...........................   1,763    116,989
    Fuchs Petrolub SE.................................   4,468    158,140
    GEA Group AG......................................  15,270    640,624
    Gerresheimer AG...................................  18,463  1,311,791
#   Gerry Weber International AG......................  15,675    209,565
    Gesco AG..........................................   1,286     95,017
    GFK SE............................................   7,957    241,690
    GFT Technologies SE...............................   5,668    169,743
    Grammer AG........................................   8,822    259,236
    Grenkeleasing AG..................................   1,404    270,171
*   H&R AG............................................   6,082     58,444
    Hamburger Hafen und Logistik AG...................  19,402    269,631
    Hannover Rueck SE.................................   8,033    845,454
    HeidelbergCement AG...............................  21,428  1,578,455
#*  Heidelberger Druckmaschinen AG.................... 127,347    252,791
    Hella KGaA Hueck & Co.............................   5,232    218,574
    Henkel AG & Co. KGaA..............................   1,781    164,225
    Highlight Communications AG.......................   7,046     43,175
    Hochtief AG.......................................   4,713    432,877
    Homag Group AG....................................     753     29,231
    Hornbach Baumarkt AG..............................   3,650    101,511
    Hugo Boss AG......................................   6,065    483,033
    Indus Holding AG..................................  11,192    511,151
    Infineon Technologies AG..........................  11,283    150,983
    Infineon Technologies AG ADR......................  44,524    598,403
#   Init Innovation In Traffic Systems AG.............     484      7,301
    Isra Vision AG....................................   1,564    102,409
    Jenoptik AG.......................................  22,885    308,467
    K+S AG............................................  66,799  1,412,166

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
    Kabel Deutschland Holding AG......................    735 $   94,172
    KION Group AG..................................... 18,469    911,749
#   Kloeckner & Co. SE................................ 76,269    661,003
*   Koenig & Bauer AG.................................  6,102    185,598
#*  Kontron AG........................................ 32,120    115,734
    Krones AG.........................................  4,171    449,687
    KSB AG............................................     37     14,387
#   KUKA AG...........................................  8,591    660,484
    KWS Saat SE.......................................    839    233,558
    Lanxess AG........................................ 34,179  1,411,153
    LEG Immobilien AG.................................  8,032    651,976
    Leifheit AG.......................................    674     34,164
#   Leoni AG.......................................... 19,516    681,446
    Linde AG..........................................  6,050    823,254
#   LPKF Laser & Electronics AG.......................  6,156     45,233
    MAN SE............................................  1,923    194,306
#*  Manz AG...........................................  1,017     32,947
#*  Medigene AG.......................................  1,746     14,763
    Merck KGaA........................................  3,932    342,369
    Metro AG.......................................... 44,681  1,266,045
    MLP AG............................................ 31,331    103,238
    MTU Aero Engines AG............................... 15,704  1,441,804
    Muenchener Rueckversicherungs-Gesellschaft AG..... 10,204  1,966,019
    Nemetschek AG.....................................  7,104    326,073
    Nexus AG..........................................    697     13,204
*   Nordex SE......................................... 20,754    672,670
    Norma Group SE.................................... 10,337    517,814
#   OHB SE............................................  4,708    101,648
    Osram Licht AG.................................... 25,890  1,155,915
#*  Paion AG.......................................... 23,291     56,813
*   Patrizia Immobilien AG............................ 18,218    465,785
    Pfeiffer Vacuum Technology AG.....................  4,509    415,431
    PNE Wind AG....................................... 42,881     86,800
    Progress-Werk Oberkirch AG........................    195      6,727
    ProSiebenSat.1 Media SE........................... 10,357    517,476
#   Puma SE...........................................    972    196,521
*   QIAGEN NV(2437907)................................ 12,879    292,482
*   QIAGEN NV(5732825)................................ 26,477    604,855
#   QSC AG............................................ 59,902     96,884
#   R Stahl AG........................................  1,041     34,071
    Rational AG.......................................    971    435,450
    Rheinmetall AG.................................... 18,479  1,320,322
    RHOEN-KLINIKUM AG................................. 27,136    788,050
#   RIB Software AG...................................  5,208     55,414
    RTL Group SA......................................  2,466    199,741
    RWE AG............................................ 83,859  1,174,655
    SAF-Holland SA.................................... 25,302    292,968
    Salzgitter AG..................................... 26,655    569,353
    SAP SE............................................ 10,370    826,333
    Schaltbau Holding AG..............................  2,774    153,487
#*  SGL Carbon SE..................................... 12,166    124,244
    SHW AG............................................  3,890     94,092
    Siemens AG........................................ 22,303  2,137,737

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
*   Singulus Technologies AG..........................  16,452 $     2,500
#   Sixt SE...........................................  10,681     495,934
#*  SKW Stahl-Metallurgie Holding AG..................   1,512       6,420
#*  SMA Solar Technology AG...........................   7,260     358,441
*   SMT Scharf AG.....................................     508       4,926
    Softing AG........................................     444       5,213
    Software AG.......................................  23,029     779,103
*   Solarworld AG.....................................     106         955
*   Stabilus SA.......................................     293      12,710
    Stada Arzneimittel AG.............................  36,588   1,267,579
    STRATEC Biomedical AG.............................   1,225      71,931
#   Stroeer SE........................................   8,990     529,056
    Suedzucker AG.....................................  57,029     862,644
*   Suess MicroTec AG.................................  17,284     167,307
    Surteco SE........................................   4,621      99,885
    Symrise AG........................................   7,136     462,764
#   TAG Immobilien AG.................................  28,855     339,688
    Takkt AG..........................................  17,769     329,960
*   Talanx AG.........................................  20,403     589,522
    Technotrans AG....................................   2,005      38,824
    Telefonica Deutschland Holding AG................. 157,158     779,518
    ThyssenKrupp AG...................................  30,537     471,835
    TLG Immobilien AG.................................   5,963     113,785
#*  Tom Tailor Holding AG.............................   7,699      37,435
*   Tomorrow Focus AG.................................  16,554      55,044
    United Internet AG................................  12,953     670,362
    USU Software AG...................................     590      12,150
    VERBIO Vereinigte BioEnergie AG...................   8,391      53,243
    Volkswagen AG.....................................   2,816     369,650
*   Vossloh AG........................................   5,268     302,022
#   VTG AG............................................   9,755     278,349
#   Wacker Chemie AG..................................   6,047     442,617
    Wacker Neuson SE..................................  16,443     232,780
    Washtec AG........................................   5,153     152,837
*   Wincor Nixdorf AG.................................  17,870     906,118
    XING AG...........................................     760     145,566
    Zeal Network SE...................................   1,685      61,378
                                                               -----------
TOTAL GERMANY.........................................          94,599,691
                                                               -----------
HONG KONG -- (2.7%)
    Aeon Stores Hong Kong Co., Ltd....................  22,000      20,711
    Agritrade Resources, Ltd.......................... 440,000      85,027
    AIA Group, Ltd.................................... 325,600   1,812,273
    Alco Holdings, Ltd................................  74,000      23,257
    Allied Group, Ltd.................................   6,000      25,890
#   Allied Properties HK, Ltd......................... 434,540      74,176
*   Anxian Yuan China Holdings, Ltd................... 580,000       8,073
*   Apac Resources, Ltd............................... 873,175       7,239
*   Applied Development Holdings, Ltd................. 375,000      19,037
    APT Satellite Holdings, Ltd....................... 253,500     185,541
#   Asia Financial Holdings, Ltd......................  98,000      35,511
    Asia Satellite Telecommunications Holdings, Ltd...  39,000      49,763
    Asia Standard International Group, Ltd............  22,000       3,479

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
#   ASM Pacific Technology, Ltd.......................    50,300 $  366,245
#   Associated International Hotels, Ltd..............    10,000     25,692
    Aupu Group Holding Co., Ltd.......................   240,000     64,065
*   Auto Italia Holdings..............................   875,000     22,718
*   AVIC Joy Holdings HK, Ltd......................... 1,570,000     44,565
*   BAN LOONG HOLDINGS, Ltd...........................   318,000      5,787
#   Bank of East Asia, Ltd. (The).....................   180,907    530,604
    BEP International Holdings, Ltd...................   360,000     31,820
#   BOC Hong Kong Holdings, Ltd.......................   140,000    373,605
    Bonjour Holdings, Ltd.............................   596,200     27,823
    Bossini International Holdings, Ltd...............   724,000     37,815
    Bright Smart Securities & Commodities Group, Ltd..   238,000     64,202
#   Brightoil Petroleum Holdings, Ltd.................   749,000    222,645
#*  Brockman Mining, Ltd..............................   873,840     12,473
*   Burwill Holdings, Ltd............................. 1,724,000     58,043
    Cafe de Coral Holdings, Ltd.......................    94,000    258,786
*   CAR, Inc..........................................   105,000    131,969
    Cathay Pacific Airways, Ltd.......................   333,000    525,561
    CCT Fortis Holdings, Ltd..........................    72,000      8,612
    CEC International Holdings, Ltd...................   118,000     17,085
    Chen Hsong Holdings...............................    48,000     10,172
    Cheuk Nang Holdings, Ltd..........................    21,211     13,099
    Cheung Kong Infrastructure Holdings, Ltd..........    30,000    282,357
*   Cheung Wo International Holdings, Ltd.............   348,000     45,327
    Chevalier International Holdings, Ltd.............    30,055     44,047
#*  China Beidahuang Industry Group Holdings, Ltd.
      Class A.........................................   244,000     15,749
    China Best Holding, Ltd........................... 1,480,000     39,940
*   China Billion Resources, Ltd......................   198,000         --
*   China Chuanglian Education Group, Ltd.............   660,000     11,893
#*  China Energy Development Holdings, Ltd............ 6,602,000     90,137
*   China Environmental Energy Investment, Ltd........ 1,700,000     20,325
    China Flavors & Fragrances Co., Ltd...............    18,437      4,717
*   China Infrastructure Investment, Ltd..............   532,000      5,030
    China Metal International Holdings, Inc...........   162,000     44,821
#*  China Public Procurement, Ltd..................... 2,172,000     41,463
#*  China Smarter Energy Group Holdings, Ltd..........   478,000     55,239
*   China Solar Energy Holdings, Ltd..................    64,000        278
*   China Star Entertainment, Ltd.....................   374,000     30,743
*   China Strategic Holdings, Ltd..................... 1,295,000     28,556
*   China Ting Group Holdings, Ltd....................   226,000      9,329
*   China Wah Yan Healthcare, Ltd.....................   248,950      3,099
    Chinese Estates Holdings, Ltd.....................     7,000     15,996
#   Chow Sang Sang Holdings International, Ltd........   197,000    295,369
#   Chow Tai Fook Jewellery Group, Ltd................    94,600     55,147
    Chu Kong Shipping Enterprise Group Co., Ltd.......   334,000     93,370
    Chuang's Consortium International, Ltd............   266,925     30,782
    CITIC Telecom International Holdings, Ltd.........   982,000    340,323
    CK Hutchison Holdings, Ltd........................   142,960  1,789,023
    CK Life Sciences Int'l Holdings, Inc.............. 1,358,000    107,527
    CNT Group, Ltd....................................   406,000     13,863
*   COL Capital, Ltd..................................   620,000     35,713
*   Continental Holdings, Ltd......................... 1,520,000     17,558
*   Convoy Financial Holdings, Ltd.................... 1,278,000     54,066

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
*   CP Lotus Corp.....................................    260,000 $    5,427
*   Crocodile Garments................................    714,000    102,663
    Cross-Harbour Holdings, Ltd. (The)................     16,000     19,570
    CSI Properties, Ltd...............................  1,711,515     46,699
*   CST Mining Group, Ltd.............................  7,056,000     69,104
*   Culture Landmark Investment, Ltd..................     80,000      6,094
    CW Group Holdings, Ltd............................    259,000     79,133
    Dah Sing Banking Group, Ltd.......................    235,395    371,873
    Dah Sing Financial Holdings, Ltd..................    125,066    586,262
    Dan Form Holdings Co., Ltd........................    191,000     28,259
    Dickson Concepts International, Ltd...............     34,500     10,144
    Eagle Nice International Holdings, Ltd............    196,000     48,172
    Emperor Capital Group, Ltd........................  1,071,000     85,783
    Emperor Entertainment Hotel, Ltd..................    520,000     92,871
    Emperor International Holdings, Ltd...............    941,750    151,048
    Emperor Watch & Jewellery, Ltd....................  2,080,000     42,184
*   EPI Holdings, Ltd.................................  1,260,000     25,361
#   Esprit Holdings, Ltd..............................  1,155,399  1,194,714
    Fairwood Holdings, Ltd............................     24,500     71,442
#   Far East Consortium International, Ltd............    890,754    286,289
    FIH Mobile, Ltd...................................  1,141,000    408,309
    First Pacific Co., Ltd............................    765,200    530,593
    First Shanghai Investments, Ltd...................     88,000     12,603
    Fountain SET Holdings, Ltd........................    436,000     46,282
*   Freeman Financial Corp., Ltd......................    220,000     12,355
    Future Bright Holdings, Ltd.......................    348,000     27,085
    G-Resources Group, Ltd............................ 13,297,800    313,346
    Galaxy Entertainment Group, Ltd...................    138,000    435,356
#*  GCL New Energy Holdings, Ltd......................    830,000     40,925
    Genting Hong Kong, Ltd............................    400,000    136,759
    Get Nice Holdings, Ltd............................  4,326,000    154,508
#   Giordano International, Ltd.......................    756,000    302,235
*   Global Brands Group Holding, Ltd..................  3,044,000    463,459
    Glorious Sun Enterprises, Ltd.....................    122,000     15,780
    Gold Peak Industries Holdings, Ltd................     81,000      8,264
    Golden Resources Development International, Ltd...     90,000      5,000
*   Goldin Financial Holdings, Ltd....................     34,000     36,649
    Great Eagle Holdings, Ltd.........................     37,000    104,642
    Guangnan Holdings, Ltd............................    154,000     17,595
    Guoco Group, Ltd..................................      1,000     10,118
#   Guotai Junan International Holdings, Ltd..........  1,201,000    318,709
    Haitong International Securities Group, Ltd.......    743,602    372,134
    Hang Lung Group, Ltd..............................    173,000    477,950
    Hang Lung Properties, Ltd.........................    479,000    887,294
    Hang Seng Bank, Ltd...............................     22,400    372,748
    Hanison Construction Holdings, Ltd................     92,973     13,066
#   Hanny Holdings, Ltd...............................  2,660,000     13,159
*   Hao Tian Development Group, Ltd...................  1,548,800     60,801
    Harbour Centre Development, Ltd...................     36,000     60,635
    Henderson Land Development Co., Ltd...............    215,260  1,175,327
*   Hi-Level Technology Holdings, Ltd.................     21,168        966
#   HK Electric Investments & HK Electric
      Investments, Ltd................................    119,288     93,367
    HKR International, Ltd............................    406,171    171,924

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    HKT Trust & HKT, Ltd..............................   241,000 $317,653
    Hon Kwok Land Investment Co., Ltd.................    62,000   20,978
    Hong Kong Aircraft Engineering Co., Ltd...........    14,800   94,088
*   Hong Kong Building & Loan Agency, Ltd. (The)......   400,000   20,647
#   Hong Kong Ferry Holdings Co., Ltd.................    21,000   23,308
*   Hong Kong Television Network, Ltd. ADR............     3,100    9,554
    Hongkong & Shanghai Hotels (The)..................   167,500  168,282
    Hongkong Chinese, Ltd.............................   164,000   25,231
    Hop Hing Group Holdings, Ltd...................... 1,832,000   23,432
    Hopewell Holdings, Ltd............................   256,000  776,884
#   Hsin Chong Construction Group, Ltd................ 1,284,000  114,834
*   Hua Hong Semiconductor, Ltd.......................    55,000   42,571
    Hung Hing Printing Group, Ltd.....................   150,000   17,990
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   906,000  285,691
    Hysan Development Co., Ltd........................    74,000  288,160
*   I-CABLE Communications, Ltd.......................   358,000   19,574
    IGG, Inc..........................................    30,000   13,882
#*  Imagi International Holdings, Ltd................. 3,008,000   41,434
#*  Integrated Waste Solutions Group Holdings, Ltd.... 1,168,000   24,108
*   International Standard Resources Holdings, Ltd.... 1,805,000   29,227
*   iOne Holdings, Ltd................................   700,000   17,447
    IPE Group, Ltd....................................   365,000   72,483
*   IRC, Ltd.......................................... 1,109,066   19,461
    IT, Ltd...........................................   298,000   72,443
    ITC Corp., Ltd....................................   212,000   18,050
    Johnson Electric Holdings, Ltd....................   204,625  606,644
    K Wah International Holdings, Ltd.................   696,441  248,887
*   Kader Holdings Co., Ltd...........................   214,000   18,721
#   Kerry Logistics Network, Ltd......................   254,750  352,617
    Kerry Properties, Ltd.............................   237,500  546,599
    Kingmaker Footwear Holdings, Ltd..................    72,000   17,435
#*  Kingston Financial Group, Ltd..................... 1,610,000  494,531
*   Ko Yo Chemical Group, Ltd.........................   100,000    5,214
    Kowloon Development Co., Ltd......................   314,000  256,036
    Kwoon Chung Bus Holdings, Ltd.....................    42,000   22,201
    L'Occitane International SA.......................    85,500  149,568
*   L'sea Resources International Holdings, Ltd.......   710,000   23,168
    Lai Sun Development Co., Ltd...................... 8,250,666  102,577
*   Lerado Group Holding Co., Ltd.....................   132,000    2,003
    Li & Fung, Ltd....................................   598,000  343,997
    Lifestyle International Holdings, Ltd.............   251,000  309,753
    Lippo China Resources, Ltd........................ 2,772,000   82,026
    Lippo, Ltd........................................     6,000    3,267
    Lisi Group Holdings, Ltd..........................   672,000   34,640
    Liu Chong Hing Investment, Ltd....................   122,000  133,353
    Luen Thai Holdings, Ltd...........................    87,000   10,917
#   Luk Fook Holdings International, Ltd..............   206,000  380,605
    Lung Kee Bermuda Holdings.........................    38,000    9,826
#*  Macau Legend Development, Ltd..................... 1,398,000  180,928
    Magnificent Hotel Investment, Ltd.................   818,000   18,618
    Man Wah Holdings, Ltd.............................   447,200  486,511
    Man Yue Technology Holdings, Ltd..................   142,000    9,924
*   Mason Financial Holdings, Ltd..................... 2,420,000   86,235

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
#   Melco Crown Entertainment, Ltd. ADR...............    10,831 $165,064
#   Melco International Development, Ltd..............   263,000  318,907
    MGM China Holdings, Ltd...........................    76,400   92,371
#*  Midland Holdings, Ltd.............................   358,584  119,519
#   Miramar Hotel & Investment........................    54,000   89,251
#*  Mongolian Mining Corp............................. 3,299,999   15,825
    MTR Corp., Ltd....................................    39,525  179,460
#   NagaCorp, Ltd.....................................   900,000  548,450
*   Neo-Neon Holdings, Ltd............................   205,000   27,852
*   Neptune Group, Ltd................................ 2,370,000   20,252
    New World Development Co., Ltd.................... 1,206,362  985,982
#   Newocean Energy Holdings, Ltd.....................   668,000  225,516
    Next Digital, Ltd.................................   436,000   24,042
    NWS Holdings, Ltd.................................   389,268  585,428
*   O Luxe Holdings, Ltd..............................   938,700   25,029
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................   945,000   66,609
#   Orient Overseas International, Ltd................   138,000  514,071
    Oriental Watch Holdings...........................   198,000   23,888
*   Pacific Andes International Holdings, Ltd......... 1,218,336   22,861
#   Pacific Basin Shipping, Ltd....................... 1,159,000  211,612
    Pacific Textiles Holdings, Ltd....................   162,000  237,451
    Paliburg Holdings, Ltd............................    44,000   13,036
#   Paradise Entertainment, Ltd.......................   340,000   47,266
    PCCW, Ltd......................................... 1,069,013  642,632
*   Pearl Oriental Oil, Ltd...........................   933,800   39,735
    Perfect Shape PRC Holdings, Ltd...................    56,000    6,728
    Pico Far East Holdings, Ltd.......................   404,000   98,631
    Playmates Holdings, Ltd...........................    74,000   83,235
    Playmates Toys, Ltd...............................   340,000   78,597
*   PME Group, Ltd....................................   610,000   11,160
    Polytec Asset Holdings, Ltd.......................   930,000   81,379
#   Prada SpA.........................................    26,200   78,367
#   Public Financial Holdings, Ltd....................   124,000   55,700
    PYI Corp., Ltd.................................... 2,456,000   37,713
#   Regal Hotels International Holdings, Ltd..........   296,000  150,460
#   SA SA International Holdings, Ltd.................   394,073  107,096
    Samsonite International SA........................   175,800  454,549
    SAS Dragon Holdings, Ltd..........................   294,000   53,430
#   SEA Holdings, Ltd.................................   104,000  204,313
*   SEEC Media Group, Ltd............................. 1,182,000   15,388
    Shangri-La Asia, Ltd..............................   807,666  756,592
#   Shenwan Hongyuan HK, Ltd..........................   212,500   83,894
*   Shougang Concord Grand Group, Ltd.................   253,000    9,325
*   Shun Ho Technology Holdings, Ltd..................    13,497    4,260
    Shun Tak Holdings, Ltd............................   921,249  309,082
*   Silver base Group Holdings, Ltd...................   218,000   26,150
    Singamas Container Holdings, Ltd..................   836,000   77,861
    Sino Land Co., Ltd................................   506,076  652,795
*   Sino-Tech International Holdings, Ltd............. 1,750,000   10,236
    Sitoy Group Holdings, Ltd.........................   120,000   40,526
#   SJM Holdings, Ltd.................................   534,000  353,107
*   Skyway Securities Group, Ltd...................... 2,260,000   41,419
    SmarTone Telecommunications Holdings, Ltd.........   142,666  220,938

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
*   SOCAM Development, Ltd............................   171,768 $   94,814
*   Solartech International Hldgs, Ltd................   200,000      6,488
*   Solomon Systech International, Ltd................   332,000     14,223
    Soundwill Holdings, Ltd...........................    50,500     57,359
*   South China Holdings Co., Ltd.....................   960,000     74,540
#   Stella International Holdings, Ltd................   147,000    352,711
    Stelux Holdings International, Ltd................   162,800     11,031
*   Success Universe Group, Ltd.......................   300,000      6,243
    Sun Hung Kai & Co., Ltd...........................   380,341    222,148
    Sun Hung Kai Properties, Ltd......................    95,282  1,030,654
    Swire Pacific, Ltd. Class A.......................    97,500    941,191
    Swire Pacific, Ltd. Class B.......................    92,500    164,396
*   Symphony Holdings, Ltd............................   670,000     65,906
    TAI Cheung Holdings, Ltd..........................    47,000     34,902
    Tao Heung Holdings, Ltd...........................   126,000     32,337
*   Taung Gold International, Ltd.....................   970,000     10,696
    Techtronic Industries Co., Ltd....................   218,000    832,781
    Television Broadcasts, Ltd........................   132,200    459,547
    Texwinca Holdings, Ltd............................   312,000    301,906
*   Titan Petrochemicals Group, Ltd...................   620,000         40
    Tradelink Electronic Commerce, Ltd................   118,000     24,554
    Transport International Holdings, Ltd.............    80,000    213,382
#   Trinity, Ltd......................................   752,000     89,656
*   TSC Group Holdings, Ltd...........................   276,000     42,939
#   Tsui Wah Holdings, Ltd............................    48,000      8,946
*   United Laboratories International Holdings, Ltd.
      (The)...........................................   431,000    162,780
#*  United Photovoltaics Group, Ltd................... 1,658,000    123,097
*   Up Energy Development Group, Ltd..................   590,000     28,651
*   Value Convergence Holdings, Ltd...................   132,000     26,976
#   Value Partners Group, Ltd.........................   242,000    220,152
    Varitronix International, Ltd.....................   231,000    163,989
    Victory City International Holdings, Ltd.......... 1,334,773    122,325
    Vitasoy International Holdings, Ltd...............   326,000    616,420
*   VS International Group, Ltd.......................   376,000     15,459
    VST Holdings, Ltd.................................   505,200     91,520
    VTech Holdings, Ltd...............................    41,200    413,334
*   WH Group, Ltd.....................................   170,500     97,852
    Wharf Holdings, Ltd. (The)........................   194,000    904,084
    Wheelock & Co., Ltd...............................   186,000    712,095
    Win Hanverky Holdings, Ltd........................   230,000     34,500
*   Winfull Group Holdings, Ltd.......................   896,000     20,000
    Wing On Co. International, Ltd....................    30,000     86,752
#   Wing Tai Properties, Ltd..........................   138,000     75,019
#   Wynn Macau, Ltd...................................    85,200     92,475
*   Xingye Copper International Group, Ltd............   121,000     13,663
    Xinyi Glass Holdings, Ltd.........................   986,000    499,564
    Yeebo International Holdings, Ltd.................   138,000     26,204
    YGM Trading, Ltd..................................     8,000      4,466
*   Yuan Heng Gas Holdings, Ltd.......................   536,000     45,174
    Yue Yuen Industrial Holdings, Ltd.................   169,000    582,583

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
*   ZH International Holdings, Ltd....................   800,000 $    21,631
                                                                 -----------
TOTAL HONG KONG.......................................            46,381,593
                                                                 -----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 3,669,419   1,210,198
*   Bank of Ireland Sponsored ADR.....................    10,709     141,359
    C&C Group P.L.C...................................   130,159     506,420
    CRH P.L.C.........................................     4,854     128,750
    CRH P.L.C. Sponsored ADR..........................    68,904   1,854,896
    FBD Holdings P.L.C................................     8,425      58,945
    Glanbia P.L.C.....................................    36,346     690,042
    IFG Group P.L.C...................................    20,762      45,184
*   Independent News & Media P.L.C....................   208,581      35,660
    Irish Continental Group P.L.C.....................    50,020     284,451
*   Kenmare Resources P.L.C...........................    71,237         541
    Kerry Group P.L.C. Class A........................     8,057     656,990
    Kingspan Group P.L.C..............................    40,662   1,047,067
    Paddy Power P.L.C.................................     9,894   1,477,794
    Smurfit Kappa Group P.L.C.........................    40,275     873,833
                                                                 -----------
TOTAL IRELAND.........................................             9,012,130
                                                                 -----------
ISRAEL -- (0.8%)
*   ADO Group, Ltd....................................     3,121      31,233
#*  Africa Israel Investments, Ltd....................    73,121      30,382
    Africa Israel Properties, Ltd.....................     1,260      14,288
*   Airport City, Ltd.................................    10,816      96,142
*   Allot Communications, Ltd.........................     4,828      24,064
    Alrov Properties and Lodgings, Ltd................     3,637      72,451
    Amot Investments, Ltd.............................    21,324      68,775
*   AudioCodes, Ltd...................................     4,091      17,643
    Avgol Industries 1953, Ltd........................    26,511      24,580
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................    17,486      11,998
    Azrieli Group.....................................     6,996     246,907
    Bank Hapoalim BM..................................   194,755     904,609
*   Bank Leumi Le-Israel BM...........................   256,707     845,417
    Bayside Land Corp.................................       192      58,547
#   Bezeq The Israeli Telecommunication Corp., Ltd....   127,225     274,266
    Big Shopping Centers, Ltd.........................       959      46,484
    Blue Square Real Estate, Ltd......................       346      11,693
*   Cellcom Israel, Ltd.(B23WQK8).....................     9,016      58,482
*   Cellcom Israel, Ltd.(M2196U109)...................    11,781      77,048
*   Ceragon Networks, Ltd.............................     5,455       6,849
*   Clal Biotechnology Industries, Ltd................    22,507      17,570
*   Clal Insurance Enterprises Holdings, Ltd..........    12,893     142,709
*   Compugen, Ltd.....................................     6,312      28,736
    Delek Automotive Systems, Ltd.....................    12,989     115,122
    Delek Group, Ltd..................................       654     112,829
#   Delta-Galil Industries, Ltd.......................     6,683     174,324
    Direct Insurance Financial Investments, Ltd.......    11,694      74,463
    El Al Israel Airlines.............................   236,525     160,140
    Elbit Systems, Ltd.(6308913)......................     2,463     210,750
    Elbit Systems, Ltd.(M3760D101)....................     1,367     117,193

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
#   Electra, Ltd.........................................   1,243 $  157,412
*   Elron Electronic Industries, Ltd.....................   7,966     39,791
*   Energix-Renewable Energies, Ltd......................     837        565
*   Evogene, Ltd.........................................   5,878     38,911
*   EZchip Semiconductor, Ltd.(6554998)..................   1,999     50,844
#*  EZchip Semiconductor, Ltd.(M4146Y108)................  16,775    425,078
    First International Bank Of Israel, Ltd..............  23,213    274,224
    FMS Enterprises Migun, Ltd...........................   1,604     37,205
    Formula Systems 1985, Ltd............................   7,015    178,586
    Fox Wizel, Ltd.......................................   1,991     27,790
    Frutarom Industries, Ltd.............................   8,615    436,221
*   Gilat Satellite Networks, Ltd.(M51474118)............   3,025     10,890
*   Gilat Satellite Networks, Ltd.(B01BZ39)..............   3,672     13,114
*   Hadera Paper, Ltd....................................     615     16,585
#   Harel Insurance Investments & Financial Services,
      Ltd................................................  85,948    322,102
    Hilan, Ltd...........................................   2,399     29,873
    IDI Insurance Co., Ltd...............................     475     21,696
    Industrial Buildings Corp., Ltd......................   5,056      3,863
#   Israel Chemicals, Ltd................................  51,061    205,784
*   Israel Discount Bank, Ltd. Class A................... 401,234    659,905
    Ituran Location and Control, Ltd.(M6158M104).........     520      9,474
    Ituran Location and Control, Ltd.(B0LDC23)...........   2,745     49,135
*   Jerusalem Oil Exploration............................   6,588    250,329
#*  Kamada, Ltd..........................................  19,297     71,486
    Magic Software Enterprises, Ltd......................     765      4,346
    Matrix IT, Ltd.......................................  39,848    226,515
#*  Mazor Robotics, Ltd..................................   7,056     38,325
    Meitav DS Investments, Ltd...........................     436      1,122
#   Melisron, Ltd........................................   3,433    108,929
*   Menorah Mivtachim Holdings, Ltd......................  16,403    125,528
#   Migdal Insurance & Financial Holding, Ltd............ 125,328     82,119
    Mivtach Shamir Holdings, Ltd.........................   3,088     55,936
    Mizrahi Tefahot Bank, Ltd............................  50,896    571,353
*   Naphtha Israel Petroleum Corp., Ltd..................  17,995     81,537
    NICE-Systems, Ltd. Sponsored ADR.....................   2,792    169,000
*   Nova Measuring Instruments, Ltd......................  12,115    111,233
*   Oil Refineries, Ltd.................................. 925,799    383,138
    Osem Investments, Ltd................................   1,973     33,013
*   Partner Communications Co., Ltd......................  28,783    130,452
*   Partner Communications Co., Ltd. ADR.................  10,082     45,268
    Paz Oil Co., Ltd.....................................   3,259    506,379
*   Phoenix Holdings, Ltd. (The).........................  35,152     72,768
    Plasson Industries, Ltd..............................   1,206     30,135
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   2,501    108,826
    Sapiens International Corp. NV.......................   6,920     69,035
#   Shikun & Binui, Ltd.................................. 111,688    173,935
*   Shufersal, Ltd.......................................  58,568    185,586
    Strauss Group, Ltd...................................   6,285     86,934
*   Summit Real Estate Holdings, Ltd.....................   2,651     11,746
    Teva Pharmaceutical Industries, Ltd..................     395     24,272
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...  37,619  2,312,816
#*  Tower Semiconductor, Ltd.............................   6,141     77,925

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
ISRAEL -- (Continued)
*   Union Bank of Israel..............................    11,830 $    36,149
                                                                 -----------
TOTAL ISRAEL..........................................            13,270,877
                                                                 -----------
ITALY -- (2.5%)
    A2A SpA...........................................   230,899     276,870
    ACEA SpA..........................................    10,441     155,190
#*  Aeffe SpA.........................................     6,810      10,413
    Alerion Cleanpower SpA............................     2,861       6,673
    Amplifon SpA......................................    36,372     304,917
    Anima Holding SpA.................................    15,318     112,634
    Ansaldo STS SpA...................................    28,735     307,119
*   Arnoldo Mondadori Editore SpA.....................    64,951      59,172
    Ascopiave SpA.....................................    26,594      63,634
    Assicurazioni Generali SpA........................    58,930     884,819
#   Astaldi SpA.......................................    38,221     192,576
    Atlantia SpA......................................    19,780     518,286
*   Autogrill SpA.....................................    51,004     433,487
    Azimut Holding SpA................................    28,368     597,332
*   Banca Carige SpA..................................   151,084     118,911
    Banca Generali SpA................................    20,370     555,583
    Banca IFIS SpA....................................     9,407     295,064
    Banca Mediolanum SpA..............................    19,890     132,729
*   Banca Monte dei Paschi di Siena SpA...............   315,547     229,041
    Banca Popolare dell'Emilia Romagna SC.............   294,662   1,766,705
    Banca Popolare di Milano Scarl.................... 2,734,351   2,244,899
    Banca Popolare di Sondrio SCARL...................   270,612   1,038,072
#   Banca Profilo SpA.................................    74,644      18,688
    Banco di Desio e della Brianza SpA................    19,322      49,079
*   Banco Popolare SC.................................   178,215   1,659,975
    BasicNet SpA......................................    13,861      61,615
    Biesse SpA........................................     5,834      79,228
    Brembo SpA........................................    11,209     459,901
*   Brioschi Sviluppo Immobiliare SpA.................    10,866         875
#   Brunello Cucinelli SpA............................     4,034      67,513
    Buzzi Unicem SpA..................................    35,964     545,001
#   Cairo Communication SpA...........................     7,309      31,620
    Cementir Holding SpA..............................    29,084     156,048
    Cerved Information Solutions SpA..................     8,489      70,159
*   CIR-Compagnie Industriali Riunite SpA.............   231,604     223,448
    CNH Industrial NV.................................    37,663     234,967
    Credito Emiliano SpA..............................    75,166     503,047
*   Credito Valtellinese SC...........................   737,433     686,482
#*  d'Amico International Shipping SA.................   121,883      64,074
    Danieli & C Officine Meccaniche SpA...............     8,213     159,333
    Datalogic SpA.....................................     6,773     114,093
    Davide Campari-Milano SpA.........................    54,772     480,476
    De' Longhi SpA....................................    19,074     456,309
    DeA Capital SpA...................................    17,132      24,208
    DiaSorin SpA......................................     7,370     387,901
    Ei Towers SpA.....................................     3,712     215,985
    El.En. SpA........................................       407      16,787
    Enel Green Power SpA..............................   332,160     651,015
    Engineering SpA...................................     1,932     123,007

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    Eni SpA........................................... 211,731 $3,072,666
    Eni SpA Sponsored ADR.............................   7,138    206,645
    ERG SpA...........................................  28,525    357,907
    Esprinet SpA......................................  15,324    124,735
*   Eurotech SpA......................................  15,195     22,438
    Falck Renewables SpA..............................  89,276     91,328
*   Ferrari NV........................................   8,873    351,816
    Fiat Chrysler Automobiles NV......................  88,733    621,269
    FinecoBank Banca Fineco SpA.......................   7,169     55,717
*   Finmeccanica SpA..................................  64,144    764,140
    FNM SpA...........................................  72,438     32,545
#*  Geox SpA..........................................  19,867     77,019
*   Gruppo Editoriale L'Espresso SpA.................. 126,073    115,846
    Gruppo MutuiOnline SpA............................   4,163     34,422
    Hera SpA.......................................... 124,323    348,960
*   IMMSI SpA.........................................  93,687     34,848
    Industria Macchine Automatiche SpA................   6,520    318,748
*   Intek Group SpA...................................  68,376     22,783
    Interpump Group SpA...............................  25,461    324,030
    Intesa Sanpaolo SpA............................... 524,262  1,493,711
    Iren SpA.......................................... 160,842    237,599
    Italcementi SpA................................... 118,292  1,326,063
    Italmobiliare SpA.................................   4,660    176,071
*   Juventus Football Club SpA........................ 222,962     61,203
    La Doria SpA......................................   4,651     61,142
*   Landi Renzo SpA...................................   7,410      5,203
    Luxottica Group SpA...............................   2,713    169,585
    Luxottica Group SpA Sponsored ADR.................     300     18,462
#*  Maire Tecnimont SpA...............................  50,031    120,043
    MARR SpA..........................................  14,639    280,641
    Mediaset SpA...................................... 178,044    597,681
    Mediobanca SpA.................................... 182,357  1,461,481
    Moleskine SpA.....................................  28,562     50,203
    Moncler SpA.......................................  12,823    190,120
    Parmalat SpA......................................  66,960    173,974
#   Piaggio & C SpA...................................  76,038    159,848
#*  Prelios SpA.......................................  12,061      2,852
    Prima Industrie SpA...............................   2,010     24,763
    Prysmian SpA......................................  55,310  1,138,010
#*  RCS MediaGroup SpA................................  29,449     18,218
    Recordati SpA.....................................  28,280    700,924
*   Reno de Medici SpA................................ 107,923     38,062
    Reply SpA.........................................   1,487    195,330
#*  Retelit SpA.......................................  53,073     29,799
    Sabaf SpA.........................................   1,518     17,050
    SAES Getters SpA..................................   3,181     42,834
*   Safilo Group SpA..................................  21,548    233,174
#*  Saipem SpA........................................  61,756     38,277
    Salini Impregilo SpA..............................  96,081    374,098
#   Salvatore Ferragamo SpA...........................  18,735    423,754
*   Saras SpA......................................... 141,619    297,265
    SAVE SpA..........................................   6,004     81,839
    Servizi Italia SpA................................   2,006      7,964

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
#*  Snai SpA..........................................  24,408 $    18,999
    Societa Cattolica di Assicurazioni SCRL...........  90,376     643,601
    Societa Iniziative Autostradali e Servizi SpA.....  22,976     217,979
*   Sogefi SpA........................................  22,695      42,445
    SOL SpA...........................................  10,697      84,952
*   Telecom Italia SpA................................ 815,822     907,997
*   Telecom Italia SpA Sponsored ADR..................  32,914     366,991
    Tenaris SA........................................  25,512     264,199
    Terna Rete Elettrica Nazionale SpA................ 110,241     590,780
*   Tiscali SpA....................................... 665,564      33,507
#   Tod's SpA.........................................   4,012     317,515
#   Trevi Finanziaria Industriale SpA.................  50,212      84,001
    TXT e-solutions SpA...............................   1,190       9,531
    UniCredit SpA..................................... 238,373     921,507
    Unione di Banche Italiane SpA..................... 332,593   1,558,514
    Unipol Gruppo Finanziario SpA..................... 254,524   1,042,864
    UnipolSai SpA..................................... 231,365     491,619
    Vittoria Assicurazioni SpA........................  16,103     159,972
*   Yoox Net-A-Porter Group SpA.......................  18,471     635,536
    Zignago Vetro SpA.................................   6,560      38,837
                                                               -----------
TOTAL ITALY...........................................          43,501,411
                                                               -----------
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)............................... 139,000     645,219
    A&D Co., Ltd......................................   9,700      32,273
    ABC-Mart, Inc.....................................   1,100      59,874
    Accordia Golf Co., Ltd............................  29,200     270,168
    Achilles Corp.....................................  88,000     106,481
    Adastria Co., Ltd.................................   6,380     383,608
    ADEKA Corp........................................  42,200     574,966
    Aderans Co., Ltd..................................  17,400      87,197
    Advan Co., Ltd....................................   8,400      80,370
    Advanex, Inc......................................   1,400      19,579
#   Advantest Corp....................................  47,900     445,748
    Advantest Corp. ADR...............................     102         938
#   Aeon Co., Ltd..................................... 215,019   2,869,676
    Aeon Delight Co., Ltd.............................   5,100     168,153
#   Aeon Fantasy Co., Ltd.............................   5,800     110,887
    AEON Financial Service Co., Ltd...................   2,600      59,813
    Aeon Hokkaido Corp................................  14,000      62,472
    Aeon Mall Co., Ltd................................   6,600     100,870
*   AGORA Hospitality Group Co., Ltd..................  34,000      11,009
#   Agro-Kanesho Co., Ltd.............................   5,600      43,322
    Ahresty Corp......................................  15,300      95,064
    Ai Holdings Corp..................................   9,600     234,503
    Aica Kogyo Co., Ltd...............................  11,600     221,223
    Aichi Bank, Ltd. (The)............................   4,600     220,609
    Aichi Corp........................................  16,200     108,341
    Aichi Steel Corp..................................  66,000     255,166
    Aichi Tokei Denki Co., Ltd........................  17,000      44,376
    Aida Engineering, Ltd.............................  22,100     201,381
#*  Aigan Co., Ltd....................................   2,400       4,778
    Ain Holdings, Inc.................................   6,800     308,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Aiphone Co., Ltd..................................   5,700 $   93,044
    Air Water, Inc....................................  27,000    429,299
    Airport Facilities Co., Ltd.......................  12,400     60,083
    Aisan Industry Co., Ltd...........................  19,100    182,068
    Aisin Seiki Co., Ltd..............................  26,100  1,108,275
    AIT Corp..........................................   2,600     23,386
    Aizawa Securities Co., Ltd........................  20,000    113,995
#   Akebono Brake Industry Co., Ltd...................  53,200    109,387
    Akita Bank, Ltd. (The)............................ 103,000    305,311
    Albis Co., Ltd....................................   2,200     37,255
    Alconix Corp......................................   6,700     80,713
    Alfresa Holdings Corp.............................  11,300    210,532
    Alinco, Inc.......................................   7,900     70,695
#*  Allied Telesis Holdings K.K.......................  20,700      7,755
#   Alpen Co., Ltd....................................  11,000    178,824
    Alpha Corp........................................   1,500     15,913
    Alpha Systems, Inc................................   2,660     40,128
    Alpine Electronics, Inc...........................  27,400    312,278
    Alps Electric Co., Ltd............................  19,900    394,547
    Alps Logistics Co., Ltd...........................   3,800     40,780
    Altech Corp.......................................   1,500     26,428
    Amada Holdings Co., Ltd........................... 105,500    996,416
    Amano Corp........................................  25,900    341,704
    Amiyaki Tei Co., Ltd..............................   2,800    109,708
    Amuse, Inc........................................   1,300     56,359
    Anest Iwata Corp..................................  13,500    106,359
    Anritsu Corp......................................  57,900    358,786
    AOI Electronics Co., Ltd..........................   2,400     55,893
    AOI Pro, Inc......................................   7,200     62,036
    AOKI Holdings, Inc................................  27,878    346,751
    Aomori Bank, Ltd. (The)........................... 117,000    346,828
    Aoyama Trading Co., Ltd...........................  23,300    927,467
    Aozora Bank, Ltd..................................  44,000    147,378
    Arakawa Chemical Industries, Ltd..................   9,500     89,424
    Arata Corp........................................   4,100     79,331
    Araya Industrial Co., Ltd.........................  17,000     19,090
    Arcland Sakamoto Co., Ltd.........................   9,200    194,317
    ARCLAND SERVICE Co., Ltd..........................   1,000     23,534
    Arcs Co., Ltd.....................................  16,289    330,039
#   Ardepro Co., Ltd..................................  29,900     29,202
    Argo Graphics, Inc................................   2,200     32,596
#   Ariake Japan Co., Ltd.............................   3,200    179,399
    Arisawa Manufacturing Co., Ltd....................  18,100    104,629
#*  Arrk Corp.........................................  16,100     12,661
    Artnature, Inc....................................   9,100     68,948
    As One Corp.......................................   5,100    178,045
    Asahi Broadcasting Corp...........................     200      1,171
    Asahi Co., Ltd....................................   4,900     61,348
    Asahi Diamond Industrial Co., Ltd.................  22,800    225,988
    Asahi Glass Co., Ltd.............................. 203,000  1,237,742
    Asahi Group Holdings, Ltd.........................   7,500    240,726
    Asahi Holdings, Inc...............................  15,400    224,041
    Asahi Intecc Co., Ltd.............................  10,000    460,860

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Asahi Kasei Corp.................................. 180,000 $1,169,527
    Asahi Kogyosha Co., Ltd...........................  12,000     43,699
    Asahi Organic Chemicals Industry Co., Ltd.........  49,000     86,397
    Asante, Inc.......................................   1,600     20,901
#   Asanuma Corp......................................  35,000     86,217
    Asatsu-DK, Inc....................................  17,400    378,387
    Ashikaga Holdings Co., Ltd........................  69,300    233,985
#   Ashimori Industry Co., Ltd........................  43,000     63,109
#*  Asia Growth Capital, Ltd..........................  72,800     52,909
    Asia Pile Holdings Corp...........................  16,600     68,435
    Asics Corp........................................   7,900    146,666
    ASKA Pharmaceutical Co., Ltd......................  12,800    127,454
    ASKUL Corp........................................   2,300     74,169
    Asunaro Aoki Construction Co., Ltd................   6,500     40,079
#   Ateam, Inc........................................   2,600     37,037
#   Atom Corp.........................................  16,000     90,759
    Atsugi Co., Ltd...................................  72,000     66,869
#   Autobacs Seven Co., Ltd...........................  31,000    542,013
    Avex Group Holdings, Inc..........................  19,700    221,924
    Awa Bank, Ltd. (The).............................. 115,000    634,044
    Axell Corp........................................   4,700     39,281
    Axial Retailing, Inc..............................   6,100    196,261
    Azbil Corp........................................  18,700    433,812
    Bandai Namco Holdings, Inc........................  16,200    368,543
    Bando Chemical Industries, Ltd....................  51,000    202,206
    Bank of Iwate, Ltd. (The).........................  10,300    402,383
    Bank of Kochi, Ltd. (The).........................  45,000     46,537
    Bank of Kyoto, Ltd. (The).........................  83,000    643,864
#   Bank of Nagoya, Ltd. (The)........................ 110,000    381,204
    Bank of Okinawa, Ltd. (The).......................  10,500    375,432
    Bank of Saga, Ltd. (The)..........................  75,000    155,148
    Bank of the Ryukyus, Ltd..........................  19,100    246,282
    Bank of Yokohama, Ltd. (The)...................... 168,000    896,065
    Belc Co., Ltd.....................................   5,400    202,202
    Belluna Co., Ltd..................................  32,400    165,977
    Benefit One, Inc..................................   4,000     85,473
    Benesse Holdings, Inc.............................  14,700    411,078
    Best Denki Co., Ltd...............................  22,500     24,200
    Bic Camera, Inc...................................  29,500    265,426
    BML, Inc..........................................   5,500    168,598
    Bookoff Corp......................................   4,100     32,871
    BP Castrol KK.....................................   2,700     25,873
    Bridgestone Corp..................................  13,700    499,118
    Broadleaf Co., Ltd................................  13,900    128,581
#   Broccoli Co., Ltd.................................  11,000     29,727
    BRONCO BILLY Co., Ltd.............................   3,900     88,950
    Brother Industries, Ltd...........................  51,900    524,483
    Bunka Shutter Co., Ltd............................  30,500    250,871
    C Uyemura & Co., Ltd..............................   1,400     55,487
    CAC Holdings Corp.................................   7,800     57,936
    Calbee, Inc.......................................   3,300    137,137
    Calsonic Kansei Corp..............................  81,000    711,464
#   Can Do Co., Ltd...................................   3,700     47,027

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Canon Electronics, Inc............................   7,800 $113,351
    Canon Marketing Japan, Inc........................  17,500  316,074
#   Canon, Inc........................................  21,700  606,351
    Canon, Inc. Sponsored ADR.........................   7,971  223,268
    Capcom Co., Ltd...................................  13,600  301,394
    Career Design Center Co., Ltd.....................   1,900   19,288
    Carlit Holdings Co., Ltd..........................   7,400   32,189
#   Casio Computer Co., Ltd...........................  14,700  285,226
    Cawachi, Ltd......................................  10,600  178,468
    Central Glass Co., Ltd............................ 118,000  633,423
    Central Security Patrols Co., Ltd.................   1,500   22,804
    Central Sports Co., Ltd...........................   1,300   25,421
    Century Tokyo Leasing Corp........................  13,000  481,359
    Chiba Bank, Ltd. (The)............................ 102,000  630,952
    Chiba Kogyo Bank, Ltd. (The)......................  30,600  153,210
    CHIMNEY Co., Ltd..................................   2,100   50,268
    Chino Corp........................................   3,300   28,772
    Chiyoda Co., Ltd..................................   6,800  189,274
#   Chiyoda Corp......................................  45,000  329,622
    Chiyoda Integre Co., Ltd..........................   7,400  186,884
    Chofu Seisakusho Co., Ltd.........................  10,200  210,621
    Chori Co., Ltd....................................   6,500   83,487
    Chubu Shiryo Co., Ltd.............................  15,300  115,346
#   Chudenko Corp.....................................  16,600  358,098
#   Chuetsu Pulp & Paper Co., Ltd.....................  57,000   92,930
*   Chugai Mining Co., Ltd............................  36,200    6,598
    Chugai Ro Co., Ltd................................  30,000   56,813
    Chugoku Bank, Ltd. (The)..........................  59,200  704,735
    Chugoku Marine Paints, Ltd........................  37,000  257,690
    Chukyo Bank, Ltd. (The)...........................  76,000  136,804
    Chuo Spring Co., Ltd..............................   5,000   11,314
#   Ci:z Holdings Co., Ltd............................   5,800   98,162
    Citizen Holdings Co., Ltd.........................  70,900  432,595
    CKD Corp..........................................  27,600  258,645
#   Clarion Co., Ltd..................................  50,000  173,624
    Cleanup Corp......................................  12,000   71,557
#   CMIC Holdings Co., Ltd............................   6,200   73,606
#   CMK Corp..........................................  23,500   62,567
#   Coca-Cola East Japan Co., Ltd.....................  27,072  436,864
    Coca-Cola West Co., Ltd...........................  37,600  829,547
    Cocokara fine, Inc................................   8,100  336,698
    COLOPL, Inc.......................................   5,600  108,212
    Colowide Co., Ltd.................................  16,400  229,351
    Computer Engineering & Consulting, Ltd............   5,400   56,372
    Computer Institute of Japan, Ltd..................   2,600   10,113
    COMSYS Holdings Corp..............................  38,400  560,503
    CONEXIO Corp......................................   7,800   69,514
#*  COOKPAD, Inc......................................  10,200  133,528
    Corona Corp.......................................   5,000   44,300
    Cosel Co., Ltd....................................  10,100   83,541
*   Cosmo Energy Holdings Co., Ltd....................  41,900  461,984
*   Cosmos Initia Co., Ltd............................   6,700   27,090
#   Cosmos Pharmaceutical Corp........................   1,000  151,030

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Create Restaurants Holdings, Inc..................   3,200 $ 80,919
    Create SD Holdings Co., Ltd.......................   6,600  142,635
    Credit Saison Co., Ltd............................  31,200  586,613
    Cresco., Ltd......................................   2,400   36,875
#   CROOZ, Inc........................................   3,000   64,390
    CTI Engineering Co., Ltd..........................   8,100   73,411
    CyberAgent, Inc...................................   2,600  122,687
    DA Consortium, Inc................................  10,800   57,450
    Dai Nippon Printing Co., Ltd......................  79,000  739,107
    Dai Nippon Toryo Co., Ltd.........................  88,000  169,319
    Dai-Dan Co., Ltd..................................   6,000   37,423
    Dai-ichi Life Insurance Co., Ltd. (The)...........  59,600  823,776
    Dai-ichi Seiko Co., Ltd...........................   7,000   84,608
    Daibiru Corp......................................  28,400  228,332
    Daicel Corp.......................................  44,400  653,172
    Daido Kogyo Co., Ltd..............................  22,000   37,977
    Daido Metal Co., Ltd..............................  18,600  151,272
    Daido Steel Co., Ltd.............................. 158,000  656,871
#   Daidoh, Ltd.......................................  17,900   74,698
    Daifuku Co., Ltd..................................  25,500  425,787
    Daihatsu Diesel Manufacturing Co., Ltd............  13,000   75,305
#   Daihatsu Motor Co., Ltd...........................  48,400  755,584
    Daihen Corp.......................................  54,000  284,660
    Daiho Corp........................................  44,000  208,021
    Daiichi Jitsugyo Co., Ltd.........................  31,000  137,153
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............   2,100   73,934
    Daiichi Sankyo Co., Ltd...........................  23,600  491,376
    Daiichikosho Co., Ltd.............................  12,100  487,766
    Daiken Corp.......................................  44,000  106,269
#   Daiken Medical Co., Ltd...........................   6,000   47,210
    Daiki Aluminium Industry Co., Ltd.................  25,000   62,331
    Daikin Industries, Ltd............................   5,800  391,885
    Daikoku Denki Co., Ltd............................   5,700   75,545
    Daikokutenbussan Co., Ltd.........................   2,100   74,892
    Daikyo, Inc....................................... 135,000  218,100
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  40,000  166,392
#   Daio Paper Corp...................................  49,000  436,691
    Daisan Bank, Ltd. (The)...........................  85,000  116,092
    Daiseki Co., Ltd..................................   8,700  134,967
    Daishi Bank, Ltd. (The)........................... 192,000  730,170
#*  Daishinku Corp....................................  20,000   33,418
    Daisyo Corp.......................................   2,000   24,752
    Daito Bank, Ltd. (The)............................  39,000   63,985
#   Daito Electron Co., Ltd...........................   2,600   14,573
    Daito Pharmaceutical Co., Ltd.....................   6,960  168,486
    Daito Trust Construction Co., Ltd.................   4,100  521,257
    Daiwa House Industry Co., Ltd.....................  18,100  511,019
    Daiwa Industries, Ltd.............................  14,800  108,683
    Daiwa Securities Group, Inc....................... 108,447  677,676
    Daiwabo Holdings Co., Ltd.........................  96,000  179,922
    DC Co., Ltd.......................................   3,400    8,754
#   DCM Holdings Co., Ltd.............................  53,900  389,333
    Dena Co., Ltd.....................................  32,200  466,034

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Denka Co., Ltd.................................... 241,000 $1,068,075
    Denki Kogyo Co., Ltd..............................  20,000     80,754
    Denso Corp........................................   9,600    414,029
    Dentsu, Inc.......................................   4,300    228,529
    Denyo Co., Ltd....................................   8,400    107,433
    Descente, Ltd.....................................   8,100    123,253
    DIC Corp.......................................... 200,000    515,380
    Digital Arts, Inc.................................   1,800     32,559
    Disco Corp........................................   2,400    228,280
#   DKS Co., Ltd......................................  28,000     83,854
    DMG Mori Co., Ltd.................................  61,300    595,594
    Don Quijote Holdings Co., Ltd.....................   4,700    159,165
    Doshisha Co., Ltd.................................   8,500    169,041
    Doutor Nichires Holdings Co., Ltd.................  16,700    254,434
    Dowa Holdings Co., Ltd............................  75,000    508,653
    DSB Co., Ltd......................................   4,700     37,483
    DTS Corp..........................................  10,100    209,946
#   Dunlop Sports Co., Ltd............................   6,700     45,240
    Duskin Co., Ltd...................................  25,800    459,683
#   Dydo Drinco, Inc..................................   2,800    126,436
    Dynic Corp........................................   5,000      6,695
    Eagle Industry Co., Ltd...........................   8,600    145,671
    Earth Chemical Co., Ltd...........................   1,700     64,958
    Ebara Corp........................................ 172,000    761,845
    Ebara Jitsugyo Co., Ltd...........................   4,100     43,863
#   EDION Corp........................................  49,500    371,451
    eGuarantee, Inc...................................   1,200     25,118
#   Ehime Bank, Ltd. (The)............................  98,000    198,445
    Eidai Co., Ltd....................................  12,000     41,448
    Eighteenth Bank, Ltd. (The).......................  84,000    226,691
    Eiken Chemical Co., Ltd...........................   5,900    124,344
    Eizo Corp.........................................  11,200    267,025
    Elecom Co., Ltd...................................  11,000    134,924
    Elematec Corp.....................................   2,874     57,449
    en-japan, Inc.....................................   3,400    114,893
    Endo Lighting Corp................................   5,600     50,639
    Enplas Corp.......................................   5,100    178,836
*   Enshu, Ltd........................................  31,000     21,773
    EPS Holdings, Inc.................................  10,200    111,152
    ESPEC Corp........................................  11,500    139,769
#   Excel Co., Ltd....................................   5,800     70,414
    Exedy Corp........................................  19,100    446,169
    Ezaki Glico Co., Ltd..............................   6,600    360,752
#   F-Tech, Inc.......................................   4,800     43,643
#   F@N Communications, Inc...........................  17,500    110,863
    Faith, Inc........................................   4,300     44,123
    FALCO HOLDINGS Co., Ltd...........................   5,600     61,359
    FamilyMart Co., Ltd...............................   4,000    187,186
    Fancl Corp........................................  12,400    163,388
#   FCC Co., Ltd......................................  21,700    481,514
#*  FDK Corp..........................................  29,000     24,502
    Feed One Co., Ltd.................................  33,840     35,735
    Ferrotec Corp.....................................  17,400    187,952

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    FIDEA Holdings Co., Ltd........................... 108,800 $218,205
    Fields Corp.......................................   7,300  129,555
    Financial Products Group Co., Ltd.................  20,600  164,049
#   FINDEX, Inc.......................................   6,400   47,597
*   First Baking Co., Ltd.............................   4,000    3,626
    First Juken Co., Ltd..............................   2,900   32,238
    FJ Next Co., Ltd..................................   4,800   20,719
#   Foster Electric Co., Ltd..........................  14,600  315,804
    FP Corp...........................................   6,300  229,796
    France Bed Holdings Co., Ltd......................  11,400   91,062
    Freund Corp.......................................   1,900   29,114
#   FTGroup Co., Ltd..................................   6,300   35,318
#   Fudo Tetra Corp................................... 108,600  119,096
    Fuji Co., Ltd.....................................   8,900  167,417
    Fuji Corp., Ltd...................................  15,200   90,498
    Fuji Electric Co., Ltd............................ 124,000  431,076
    Fuji Furukawa Engineering & Construction Co., Ltd.   2,000    4,958
    Fuji Kiko Co., Ltd................................  14,100   50,758
    Fuji Kosan Co., Ltd...............................     100      358
#   Fuji Kyuko Co., Ltd...............................  15,000  154,096
    Fuji Machine Manufacturing Co., Ltd...............  19,200  185,010
    Fuji Media Holdings, Inc..........................  19,500  219,438
    Fuji Oil Co., Ltd.................................  31,600   77,446
    Fuji Oil Holdings, Inc............................  31,800  520,919
    Fuji Pharma Co., Ltd..............................   2,600   48,897
    Fuji Seal International, Inc......................   9,600  290,077
    Fuji Soft, Inc....................................  13,400  301,840
    Fujibo Holdings, Inc..............................  77,000  131,414
    Fujicco Co., Ltd..................................   6,400  119,022
    FUJIFILM Holdings Corp............................  24,300  938,899
    Fujikura Kasei Co., Ltd...........................  11,800   53,116
#   Fujikura Rubber, Ltd..............................  10,600   46,559
    Fujikura, Ltd..................................... 178,000  871,918
    Fujimi, Inc.......................................   8,800  112,435
    Fujimori Kogyo Co., Ltd...........................   7,000  168,171
#*  Fujisash Co., Ltd.................................  46,300   36,621
#   Fujishoji Co., Ltd................................   4,500   39,143
#   Fujita Kanko, Inc.................................  16,000   74,624
    Fujitec Co., Ltd..................................  28,000  264,038
    Fujitsu Frontech, Ltd.............................   8,000   88,167
    Fujitsu General, Ltd..............................  18,000  242,041
    Fujitsu, Ltd...................................... 141,000  588,805
*   Fujiya Co., Ltd...................................  18,000   28,475
    FuKoKu Co., Ltd...................................   4,000   32,377
    Fukuda Corp.......................................  13,000  113,083
    Fukuda Denshi Co., Ltd............................     300   14,927
    Fukui Bank, Ltd. (The)............................ 177,000  331,698
    Fukuoka Financial Group, Inc...................... 146,000  619,620
    Fukushima Bank, Ltd. (The)........................ 139,000  102,920
    Fukushima Industries Corp.........................   8,600  186,788
#   Fukuyama Transporting Co., Ltd....................  80,000  393,971
    FULLCAST Holdings Co., Ltd........................   1,500    8,308
#   Fumakilla, Ltd....................................   6,000   31,334

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
#   Funai Electric Co., Ltd...........................  11,200 $ 80,494
    Funai Soken Holdings, Inc.........................   4,440   56,307
#   Furukawa Battery Co., Ltd. (The)..................   9,000   52,277
    Furukawa Co., Ltd................................. 103,000  182,837
    Furukawa Electric Co., Ltd........................ 430,000  884,734
    Furuno Electric Co., Ltd..........................  13,700   90,952
    Furusato Industries, Ltd..........................   4,500   67,310
    Furuya Metal Co., Ltd.............................     400    4,807
    Fuso Chemical Co., Ltd............................   1,800   24,900
    Fuso Pharmaceutical Industries, Ltd...............  54,000  122,362
    Futaba Corp.......................................  20,900  265,000
#   Futaba Industrial Co., Ltd........................  34,900  144,828
    Future Architect, Inc.............................  10,200   67,016
    Fuyo General Lease Co., Ltd.......................   9,900  486,687
    G-7 Holdings, Inc.................................   1,500   18,828
    G-Tekt Corp.......................................  10,700  135,782
    Gakken Holdings Co., Ltd..........................  30,000   61,871
    GCA Savvian Corp..................................   6,800   62,366
    Gecoss Corp.......................................  10,100   78,478
    Genki Sushi Co., Ltd..............................   1,600   27,457
#   Genky Stores, Inc.................................   2,400   56,714
    Geo Holdings Corp.................................  22,400  346,175
    Giken, Ltd........................................   2,500   38,746
    GLOBERIDE, Inc....................................   5,700   73,146
    Glory, Ltd........................................  14,800  473,285
    GMO internet, Inc.................................  25,600  317,204
#   GMO Payment Gateway, Inc..........................   4,400  228,757
    Godo Steel, Ltd...................................  85,000  160,650
    Goldcrest Co., Ltd................................  12,390  208,392
    Gourmet Kineya Co., Ltd...........................   5,000   42,558
    Grandy House Corp.................................   3,100    9,555
    Gree, Inc.........................................  60,200  265,448
    GS Yuasa Corp..................................... 117,000  409,035
    GSI Creos Corp....................................  26,000   31,123
#   Gulliver International Co., Ltd...................  17,800  193,828
    Gun-Ei Chemical Industry Co., Ltd.................  30,000   77,178
#*  GungHo Online Entertainment, Inc..................  32,700   86,944
    Gunma Bank, Ltd. (The)............................ 137,000  758,566
    Gunze, Ltd........................................ 117,000  329,112
    Gurunavi, Inc.....................................  11,200  225,924
#   H-One Co., Ltd....................................   6,900   33,415
    H2O Retailing Corp................................  23,300  397,170
    Hachijuni Bank, Ltd. (The)........................ 152,000  849,969
    Hagihara Industries, Inc..........................   2,900   53,969
    Hagiwara Electric Co., Ltd........................   3,300   57,477
    Hakudo Co., Ltd...................................   1,500   15,144
    Hakuhodo DY Holdings, Inc.........................  31,100  331,425
    Hakuto Co., Ltd...................................   7,200   68,710
    Hamakyorex Co., Ltd...............................  10,400  178,948
    Hamamatsu Photonics K.K...........................   8,700  216,181
    Hankyu Hanshin Holdings, Inc......................  78,000  486,607
    Hanwa Co., Ltd.................................... 111,000  466,032
    Happinet Corp.....................................  10,000   88,690

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hard Off Corp. Co., Ltd...........................   1,800 $   22,804
    Harima Chemicals Group, Inc.......................   8,800     42,533
#   Harmonic Drive Systems, Inc.......................   7,200    146,030
    Haruyama Trading Co., Ltd.........................     300      1,963
    Haseko Corp.......................................  23,800    249,270
*   Hayashikane Sangyo Co., Ltd.......................  38,000     30,855
    Hazama Ando Corp..................................  68,850    335,524
    Heiwa Corp........................................  18,800    366,184
    Heiwa Real Estate Co., Ltd........................  24,500    253,768
    Heiwado Co., Ltd..................................  15,500    317,581
    Helios Techno Holdings Co., Ltd...................   7,200     24,751
    HI-LEX Corp.......................................   9,700    267,877
    Hibiya Engineering, Ltd...........................  10,900    138,985
    Hiday Hidaka Corp.................................   3,283    108,693
    Higashi-Nippon Bank, Ltd. (The)...................  79,000    224,981
    Hikari Tsushin, Inc...............................   2,300    151,826
    Himaraya Co., Ltd.................................   1,900     16,378
    Hino Motors, Ltd..................................  15,400    174,762
    Hioki EE Corp.....................................   3,100     57,073
    Hirakawa Hewtech Corp.............................   2,000     29,751
#   Hiramatsu, Inc....................................  11,500     65,453
    Hirose Electric Co., Ltd..........................   1,100    125,001
    Hiroshima Bank, Ltd. (The)........................ 176,000    881,121
    Hiroshima Gas Co., Ltd............................   6,900     23,739
    HIS Co., Ltd......................................   2,100     62,332
    Hisaka Works, Ltd.................................  11,500     81,349
    Hisamitsu Pharmaceutical Co., Inc.................   3,800    170,978
    Hitachi Capital Corp..............................  26,700    657,936
    Hitachi Chemical Co., Ltd.........................  35,400    622,362
#   Hitachi Construction Machinery Co., Ltd...........  52,100    759,716
    Hitachi High-Technologies Corp....................  12,100    343,350
    Hitachi Koki Co., Ltd.............................  32,400    205,291
    Hitachi Kokusai Electric, Inc.....................  21,000    252,850
    Hitachi Metals, Ltd...............................  28,710    323,032
    Hitachi Transport System, Ltd.....................  24,500    399,211
    Hitachi Zosen Corp................................  72,740    370,342
    Hitachi, Ltd...................................... 268,000  1,324,463
    Hitachi, Ltd. ADR.................................   4,900    241,521
    Hito Communications, Inc..........................   1,200     17,947
    Hochiki Corp......................................   8,900     75,549
    Hodogaya Chemical Co., Ltd........................  49,000     85,800
    Hogy Medical Co., Ltd.............................   3,800    187,763
*   Hokkaido Electric Power Co., Inc..................  23,700    220,817
#   Hokkaido Gas Co., Ltd.............................  12,000     27,625
    Hokkan Holdings, Ltd..............................  23,000     58,085
    Hokko Chemical Industry Co., Ltd..................   6,000     18,393
    Hokkoku Bank, Ltd. (The).......................... 170,000    476,591
    Hokuetsu Bank, Ltd. (The)......................... 119,000    234,108
    Hokuetsu Industries Co., Ltd......................   9,900     62,968
    Hokuetsu Kishu Paper Co., Ltd.....................  81,500    494,523
    Hokuhoku Financial Group, Inc..................... 402,000    745,670
    Hokuriku Electric Industry Co., Ltd...............  29,000     35,425
    Hokuriku Electric Power Co........................   8,500    120,289

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hokuto Corp.......................................   8,400 $  161,035
    Honda Motor Co., Ltd.............................. 108,123  2,930,889
    Honda Motor Co., Ltd. Sponsored ADR...............  23,840    644,157
    Honeys Co., Ltd...................................  11,470    123,294
    Honshu Chemical Industry Co., Ltd.................   1,000      7,212
    Hoosiers Holdings.................................  18,400     80,413
    Horiba, Ltd.......................................  13,500    480,560
    Hoshizaki Electric Co., Ltd.......................   2,800    195,807
    Hosiden Corp......................................  30,900    147,137
    Hosokawa Micron Corp..............................  20,000     93,314
    House Foods Group, Inc............................  22,400    444,826
    Howa Machinery, Ltd...............................   7,500     36,376
    Hulic Co., Ltd....................................   7,300     62,946
    Hurxley Corp......................................   2,400     23,885
    Hyakugo Bank, Ltd. (The).......................... 176,000    742,418
#   Hyakujushi Bank, Ltd. (The)....................... 140,000    452,947
    I-Net Corp........................................   7,000     65,976
#   Ibiden Co., Ltd...................................  64,600    909,991
    IBJ Leasing Co., Ltd..............................  14,100    270,262
    Ichibanya Co., Ltd................................     467     23,281
    Ichiken Co., Ltd..................................  15,000     48,468
    Ichikoh Industries, Ltd...........................  36,000     63,787
    Ichinen Holdings Co., Ltd.........................  11,800    104,204
    Ichiyoshi Securities Co., Ltd.....................  16,300    151,695
    Icom, Inc.........................................   2,500     44,191
    Idec Corp.........................................  11,400    103,176
    Idemitsu Kosan Co., Ltd...........................  38,200    572,954
#   Ihara Chemical Industry Co., Ltd..................  10,000    122,215
    IHI Corp.......................................... 213,000    455,148
    Iida Group Holdings Co., Ltd......................   9,420    167,930
    Iino Kaiun Kaisha, Ltd............................  55,200    204,092
    IJT Technology Holdings Co., Ltd..................   6,700     17,662
#   Ikegami Tsushinki Co., Ltd........................  69,000     86,187
    Imagica Robot Holdings, Inc.......................   2,500      9,219
    Imasen Electric Industrial........................  10,900    105,931
#   Imperial Hotel, Ltd...............................     400      7,808
    Inaba Denki Sangyo Co., Ltd.......................  10,200    318,130
#   Inaba Seisakusho Co., Ltd.........................   7,400     74,504
    Inabata & Co., Ltd................................  26,900    258,252
    Inageya Co., Ltd..................................   8,700     91,313
    Ines Corp.........................................  16,800    161,942
    Infocom Corp......................................   8,800    117,292
    Information Services International-Dentsu, Ltd....   8,500    170,326
    Innotech Corp.....................................   9,300     38,596
    Inpex Corp........................................  68,800    612,555
    Intage Holdings, Inc..............................   3,000     35,899
    Internet Initiative Japan, Inc....................  16,900    319,667
    Inui Global Logistics Co., Ltd....................   9,495     75,345
#   Iriso Electronics Co., Ltd........................   3,900    187,313
    Ise Chemicals Corp................................   7,000     31,804
#   Iseki & Co., Ltd.................................. 112,000    153,333
    Isetan Mitsukoshi Holdings, Ltd...................  18,000    228,578
*   Ishihara Sangyo Kaisha, Ltd....................... 234,000    176,565

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Ishii Iron Works Co., Ltd.........................  19,000 $   28,300
#*  Ishizuka Glass Co., Ltd...........................   3,000      5,560
    Isuzu Motors, Ltd.................................  58,300    590,750
    IT Holdings Corp..................................  37,000    816,476
    Itfor, Inc........................................   5,600     26,928
    Ito En, Ltd.......................................   9,100    245,333
    ITOCHU Corp....................................... 100,900  1,185,870
    Itochu Enex Co., Ltd..............................  25,500    195,342
    Itochu Techno-Solutions Corp......................   6,800    110,421
    Itochu-Shokuhin Co., Ltd..........................   3,100    107,435
    Itoham Foods, Inc.................................  50,000    287,339
    Itoki Corp........................................  33,553    227,128
    IwaiCosmo Holdings, Inc...........................  12,600    135,911
    Iwaki & Co., Ltd..................................  18,000     29,832
    Iwasaki Electric Co., Ltd.........................  35,000     61,780
#   Iwatani Corp......................................  84,000    432,310
*   Iwatsu Electric Co., Ltd..........................  95,000     57,000
    Iyo Bank, Ltd. (The)..............................  88,682    751,762
    Izumi Co., Ltd....................................   2,600    101,097
*   Izutsuya Co., Ltd................................. 118,000     53,256
    J Front Retailing Co., Ltd........................  40,100    553,070
    J Trust Co., Ltd..................................  43,500    306,766
    J-Oil Mills, Inc..................................  62,000    178,550
    JAC Recruitment Co., Ltd..........................   1,800     14,925
    Jaccs Co., Ltd....................................  90,000    303,537
    Jafco Co., Ltd....................................  12,600    408,742
#   Jalux, Inc........................................   1,800     34,143
    Jamco Corp........................................   3,500     80,445
#*  Janome Sewing Machine Co., Ltd....................  10,900     60,287
#   Japan Airport Terminal Co., Ltd...................   6,800    272,784
    Japan Aviation Electronics Industry, Ltd..........  32,000    323,909
    Japan Cash Machine Co., Ltd.......................   4,600     38,211
#*  Japan Communications, Inc.........................  22,400     33,306
    Japan Digital Laboratory Co., Ltd.................   9,100    121,106
#*  Japan Display, Inc................................ 196,600    454,862
#   Japan Drilling Co., Ltd...........................   3,400     70,273
    Japan Exchange Group, Inc.........................  22,200    315,616
    Japan Foundation Engineering Co., Ltd.............  10,900     42,049
#   Japan Material Co., Ltd...........................   1,700     32,545
#   Japan Medical Dynamic Marketing, Inc..............   7,200     43,431
    Japan Petroleum Exploration Co., Ltd..............   5,900    153,256
#   Japan Property Management Center Co., Ltd.........   3,300     37,005
    Japan Pulp & Paper Co., Ltd.......................  45,000    124,280
    Japan Pure Chemical Co., Ltd......................     300      5,248
#   Japan Radio Co., Ltd..............................  32,000     87,574
    Japan Securities Finance Co., Ltd.................  51,300    234,372
    Japan Steel Works, Ltd. (The)..................... 139,000    443,755
    Japan Transcity Corp..............................  14,000     45,269
    Japan Wool Textile Co., Ltd. (The)................  31,000    217,187
#   Jastec Co., Ltd...................................   1,900     15,443
    JBCC Holdings, Inc................................   9,600     55,015
    JCU Corp..........................................   2,700     87,300
    Jeol, Ltd.........................................  49,000    277,237

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   JFE Holdings, Inc.................................  81,760 $1,108,341
    JGC Corp..........................................  41,000    650,381
    Jimoto Holdings, Inc..............................  79,600    119,727
#   Jin Co., Ltd......................................   3,700    158,912
    JK Holdings Co., Ltd..............................   6,300     25,464
#   JMS Co., Ltd......................................  12,000     28,646
    Joban Kosan Co., Ltd..............................  22,000     27,927
    Joshin Denki Co., Ltd.............................  18,000    144,808
    Joyo Bank, Ltd. (The)............................. 207,113    841,124
    JP-Holdings, Inc..................................  11,100     28,852
    JSP Corp..........................................   5,100     98,890
    JSR Corp..........................................  15,400    223,644
    JTEKT Corp........................................  22,400    361,413
    Juki Corp.........................................  18,500    148,704
    Juroku Bank, Ltd. (The)........................... 188,000    674,594
    Justsystems Corp..................................  14,300    105,046
#   JVC Kenwood Corp..................................  80,970    189,811
    JX Holdings, Inc.................................. 328,370  1,254,046
    K&O Energy Group, Inc.............................   6,000     76,883
    K's Holdings Corp.................................  13,080    445,516
    kabu.com Securities Co., Ltd......................  64,000    193,668
*   Kadokawa Dwango...................................  13,177    195,137
    Kaga Electronics Co., Ltd.........................  11,900    148,923
#   Kagome Co., Ltd...................................   8,400    145,086
    Kajima Corp.......................................  27,843    157,500
    Kakaku.com, Inc...................................   8,800    170,729
    Kaken Pharmaceutical Co., Ltd.....................   6,000    396,315
    Kakiyasu Honten Co., Ltd..........................   2,100     34,346
    Kameda Seika Co., Ltd.............................   2,700    112,445
    Kamei Corp........................................  14,100    131,628
    Kamigumi Co., Ltd.................................  81,000    729,974
    Kanaden Corp......................................   3,100     23,134
#   Kanagawa Chuo Kotsu Co., Ltd......................   9,000     54,335
    Kanamoto Co., Ltd.................................  11,100    271,617
    Kandenko Co., Ltd.................................  58,000    353,476
    Kaneka Corp....................................... 110,000  1,052,733
    Kanematsu Corp.................................... 245,000    390,257
    Kansai Paint Co., Ltd.............................  12,000    167,657
    Kansai Super Market, Ltd..........................   1,900     12,684
    Kansai Urban Banking Corp.........................  16,600    173,539
    Kanto Denka Kogyo Co., Ltd........................  19,000    146,512
#*  Kappa Create Co., Ltd.............................  10,100    102,513
    Kasai Kogyo Co., Ltd..............................  17,000    222,315
    Katakura Industries Co., Ltd......................  13,400    130,546
    Kato Sangyo Co., Ltd..............................  11,800    293,001
    Kato Works Co., Ltd...............................  34,000    127,162
#   KAWADA TECHNOLOGIES, Inc..........................   2,500     73,868
    Kawai Musical Instruments Manufacturing Co., Ltd..   5,000     85,328
    Kawasaki Heavy Industries, Ltd....................  91,000    281,779
    Kawasaki Kisen Kaisha, Ltd........................ 538,000    965,837
    Kawasumi Laboratories, Inc........................  11,400     97,510
    Keihan Electric Railway Co., Ltd..................  89,000    558,240
    Keihanshin Building Co., Ltd......................  23,500    126,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Keihin Co., Ltd...................................    35,000 $   49,305
    Keihin Corp.......................................    27,000    425,234
    Keisei Electric Railway Co., Ltd..................    14,000    186,118
    Keiyo Bank, Ltd. (The)............................   147,000    637,184
#   Keiyo Co., Ltd....................................    25,300    106,724
    Kenedix, Inc......................................    78,000    316,916
    Kenko Mayonnaise Co., Ltd.........................     7,800    152,113
    Kewpie Corp.......................................    11,500    251,575
    KEY Coffee, Inc...................................     7,600    122,241
*   KI Holdings Co., Ltd..............................     6,000     20,393
#   Kikkoman Corp.....................................     7,000    233,338
    Kimoto Co., Ltd...................................    41,300     79,231
#   Kimura Chemical Plants Co., Ltd...................     2,700      8,953
    Kinden Corp.......................................    38,900    482,402
#*  Kinki Sharyo Co., Ltd. (The)......................    24,000     70,771
#*  Kintetsu Department Store Co., Ltd................    11,000     29,308
    Kintetsu World Express, Inc.......................    10,800    176,811
    Kinugawa Rubber Industrial Co., Ltd...............    37,000    193,894
    Kirin Holdings Co., Ltd...........................    27,780    394,505
    Kirindo Holdings Co., Ltd.........................     1,000      7,937
    Kissei Pharmaceutical Co., Ltd....................     3,400     77,702
    Kita-Nippon Bank, Ltd. (The)......................     4,500    118,631
    Kitagawa Iron Works Co., Ltd......................    63,000    117,633
    Kitano Construction Corp..........................    23,000     56,879
    Kito Corp.........................................     9,800     79,696
    Kitz Corp.........................................    51,500    230,475
    Kiyo Bank, Ltd. (The).............................    39,900    514,134
#*  KLab, Inc.........................................    11,300     70,143
*   KNT-CT Holdings Co., Ltd..........................    76,000    130,960
    Koa Corp..........................................    19,300    150,144
    Koatsu Gas Kogyo Co., Ltd.........................    15,000     73,955
    Kobayashi Pharmaceutical Co., Ltd.................     1,700    144,851
#   Kobe Bussan Co., Ltd..............................     3,200     75,673
*   Kobe Electric Railway Co., Ltd....................     2,000      5,973
    Kobe Steel, Ltd................................... 1,055,000  1,025,202
    Kobelco Eco-Solutions Co., Ltd....................     3,000     11,311
    Kohnan Shoji Co., Ltd.............................    16,400    236,019
    Kohsoku Corp......................................     8,100     66,594
    Koito Manufacturing Co., Ltd......................    10,500    486,501
*   Kojima Co., Ltd...................................    14,700     33,666
#   Kokusai Co., Ltd..................................     2,800     35,307
    Kokuyo Co., Ltd...................................    52,300    561,342
#   KOMAIHALTEC, Inc..................................    27,000     52,179
#   Komatsu Seiren Co., Ltd...........................    15,000     78,964
    Komatsu Wall Industry Co., Ltd....................     3,200     49,668
    Komatsu, Ltd......................................    32,900    491,911
    Komehyo Co., Ltd..................................     3,000     45,063
    Komeri Co., Ltd...................................    17,900    355,475
    Komori Corp.......................................    32,600    367,677
    Konaka Co., Ltd...................................    11,100     57,005
    Konami Holdings Corp..............................    14,800    342,718
    Kondotec, Inc.....................................    10,300     64,469
    Konica Minolta, Inc...............................    56,300    474,551

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Konishi Co., Ltd..................................   8,800 $  177,494
    Konoike Transport Co., Ltd........................  10,300    128,199
    Kosaido Co., Ltd..................................   2,000      6,451
    Kose Corp.........................................   3,900    362,504
    Kosei Securities Co., Ltd.........................  29,000     39,809
    Koshidaka Holdings Co., Ltd.......................   3,800     69,255
    Kotobuki Spirits Co., Ltd.........................   1,700     77,910
    Kourakuen Holdings Corp...........................   2,200     27,970
    Krosaki Harima Corp...............................  35,000     74,164
    KRS Corp..........................................   3,900     83,799
    KU Holdings Co., Ltd..............................     800      5,342
    Kubota Corp.......................................  22,000    325,160
    Kumagai Gumi Co., Ltd.............................  91,000    269,046
    Kumiai Chemical Industry Co., Ltd.................   6,900     75,801
    Kura Corp.........................................   4,200    177,032
    Kurabo Industries, Ltd............................ 122,000    208,390
    Kuraray Co., Ltd..................................  14,300    172,490
    Kureha Corp.......................................  87,000    307,368
    Kurimoto, Ltd.....................................  57,000    102,268
    Kurita Water Industries, Ltd......................  16,400    348,814
    Kuriyama Holdings Corp............................   2,600     32,052
    Kuroda Electric Co., Ltd..........................  19,700    318,315
    Kusuri No Aoki Co., Ltd...........................   4,500    194,353
#   KYB Corp.......................................... 122,000    351,848
    Kyocera Corp......................................  14,700    612,981
    Kyocera Corp. Sponsored ADR.......................   2,904    116,015
    Kyodo Printing Co., Ltd...........................  47,000    123,935
    Kyoei Steel, Ltd..................................  12,000    209,016
    Kyokuto Boeki Kaisha, Ltd.........................  20,000     40,152
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  17,900    176,652
#   Kyokuto Securities Co., Ltd.......................  10,400    119,242
    Kyokuyo Co., Ltd..................................  31,000     70,351
    KYORIN Holdings, Inc..............................  21,300    394,362
    Kyoritsu Maintenance Co., Ltd.....................   4,020    302,878
    Kyoritsu Printing Co., Ltd........................  23,500     58,609
    Kyosan Electric Manufacturing Co., Ltd............  29,000     82,156
#   Kyoto Kimono Yuzen Co., Ltd.......................   2,100     15,058
    Kyowa Electronic Instruments Co., Ltd.............  11,500     35,302
    Kyowa Exeo Corp...................................  51,800    533,127
    Kyowa Hakko Kirin Co., Ltd........................   9,000    130,473
    Kyowa Leather Cloth Co., Ltd......................   7,200     52,420
#   Kyudenko Corp.....................................  23,000    458,539
*   Kyushu Financial Group, Inc....................... 183,680  1,145,730
#   LAC Co., Ltd......................................   6,100     75,327
#   Land Business Co., Ltd............................   1,900      5,117
#*  Laox Co., Ltd.....................................  14,000     21,620
    Lasertec Corp.....................................  11,800    112,486
    Lawson, Inc.......................................   2,300    181,600
    LEC, Inc..........................................   2,400     26,307
*   Leopalace21 Corp..................................  94,500    523,397
    Life Corp.........................................   5,000    110,536
#   Link And Motivation, Inc..........................  20,000     19,237
    Lintec Corp.......................................  19,500    395,490

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Lion Corp.........................................  33,000 $  306,740
    LIXIL Group Corp..................................  14,200    299,693
    Look, Inc.........................................  15,000     19,208
    M3, Inc...........................................   6,800    155,961
    Mabuchi Motor Co., Ltd............................   1,300     70,185
*   Macnica Fuji Electronics Holdings, Inc............  17,750    218,869
#   Maeda Corp........................................  77,000    475,671
    Maeda Kosen Co., Ltd..............................  12,200    116,741
    Maeda Road Construction Co., Ltd..................  24,000    375,367
    Maezawa Kasei Industries Co., Ltd.................   7,500     64,665
    Maezawa Kyuso Industries Co., Ltd.................   1,300     15,343
    Makino Milling Machine Co., Ltd...................  64,000    421,059
    Makita Corp.......................................   3,400    191,375
    Makita Corp. Sponsored ADR........................   1,988    111,119
    Mamezou Holdings Co., Ltd.........................   9,700     55,167
    Mamiya-Op Co., Ltd................................  27,000     38,493
    Mandom Corp.......................................   3,600    147,932
    Mani, Inc.........................................   4,200     67,067
    Mars Engineering Corp.............................   4,300     73,765
    Marubeni Corp..................................... 333,300  1,594,133
    Marubun Corp......................................   9,600     65,634
    Marudai Food Co., Ltd.............................  61,000    228,230
#*  Maruei Department Store Co., Ltd..................  18,000     14,437
#   Marufuji Sheet Piling Co., Ltd....................   3,000      6,102
#   Maruha Nichiro Corp...............................  13,400    254,960
    Marui Group Co., Ltd..............................  30,000    475,965
    Maruka Machinery Co., Ltd.........................   3,900     47,987
    Marusan Securities Co., Ltd.......................  29,900    303,144
    Maruwa Co., Ltd...................................   4,800    104,439
    Maruyama Manufacturing Co., Inc...................  28,000     43,712
*   Maruzen CHI Holdings Co., Ltd.....................     700      1,937
    Maruzen Co., Ltd..................................   2,000     15,932
    Maruzen Showa Unyu Co., Ltd.......................  27,000     94,286
#   Marvelous, Inc....................................  13,400     96,994
    Matsuda Sangyo Co., Ltd...........................   8,400     98,501
    Matsui Construction Co., Ltd......................  13,200     73,788
    Matsui Securities Co., Ltd........................  11,100     96,063
    Matsumotokiyoshi Holdings Co., Ltd................   9,600    449,265
    Matsuya Co., Ltd..................................   6,100     48,476
    Matsuya Foods Co., Ltd............................   3,300     78,534
    Max Co., Ltd......................................  15,000    150,441
    Maxvalu Nishinihon Co., Ltd.......................   2,600     36,109
    Maxvalu Tokai Co., Ltd............................   3,100     47,711
    Mazda Motor Corp..................................  40,400    735,188
*   McDonald's Holdings Co. Japan, Ltd................   3,800     74,948
#   MEC Co., Ltd......................................  11,800     75,152
    Medical System Network Co., Ltd...................   5,200     24,416
    Medipal Holdings Corp.............................  12,100    196,258
#   Megachips Corp....................................  13,200    114,784
    Megmilk Snow Brand Co., Ltd.......................  24,100    629,258
    Meidensha Corp....................................  84,000    325,717
    MEIJI Holdings Co., Ltd...........................   1,000     83,938
    Meiji Shipping Co., Ltd...........................   6,100     21,259

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
*   Meiko Electronics Co., Ltd...........................  11,900 $   28,571
    Meiko Network Japan Co., Ltd.........................   7,500     70,130
    Meisei Industrial Co., Ltd...........................  22,600     84,347
    Meitec Corp..........................................   7,000    235,955
    Meito Sangyo Co., Ltd................................   1,100     12,453
    Meiwa Corp...........................................   9,600     31,255
    Meiwa Estate Co., Ltd................................   5,600     23,844
    Melco Holdings, Inc..................................   7,300    127,830
    Message Co., Ltd.....................................   4,200    121,788
#   Michinoku Bank, Ltd. (The)...........................  73,909    121,427
#   Micronics Japan Co., Ltd.............................  17,600    165,518
    Mie Bank, Ltd. (The).................................  65,000    127,450
    Mikuni Corp..........................................  14,300     46,421
    Milbon Co., Ltd......................................   4,052    147,153
    Mimasu Semiconductor Industry Co., Ltd...............   9,600     83,537
    Minato Bank, Ltd. (The).............................. 101,000    166,289
    Minebea Co., Ltd.....................................  44,000    344,815
#   Ministop Co., Ltd....................................   8,500    150,617
    Miraca Holdings, Inc.................................   6,500    268,251
    Miraial Co., Ltd.....................................   1,300     10,126
    Mirait Holdings Corp.................................  37,710    293,763
    Miroku Jyoho Service Co., Ltd........................   2,300     16,803
#   Misawa Homes Co., Ltd................................  16,900    117,157
    MISUMI Group, Inc....................................  15,900    194,444
    Mitani Corp..........................................   8,400    213,147
    Mitani Sekisan Co., Ltd..............................     800     10,221
    Mito Securities Co., Ltd.............................  30,600    103,809
    Mitsuba Corp.........................................  25,000    346,769
    Mitsubishi Chemical Holdings Corp.................... 462,400  2,578,917
    Mitsubishi Corp......................................  78,600  1,259,952
    Mitsubishi Electric Corp.............................  79,000    733,206
    Mitsubishi Estate Co., Ltd...........................  10,000    197,967
    Mitsubishi Gas Chemical Co., Inc..................... 146,789    701,601
    Mitsubishi Heavy Industries, Ltd..................... 134,000    526,646
    Mitsubishi Kakoki Kaisha, Ltd........................  21,000     37,359
    Mitsubishi Logistics Corp............................  27,000    370,224
    Mitsubishi Materials Corp............................ 391,800  1,208,545
    Mitsubishi Motors Corp...............................  79,400    641,200
    Mitsubishi Nichiyu Forklift Co., Ltd.................  23,200     92,453
*   Mitsubishi Paper Mills, Ltd.......................... 158,000    109,080
    Mitsubishi Pencil Co., Ltd...........................   4,125    189,792
    Mitsubishi Research Institute, Inc...................   4,600    137,384
    Mitsubishi Shokuhin Co., Ltd.........................   5,700    134,335
    Mitsubishi Steel Manufacturing Co., Ltd..............  95,000    167,069
    Mitsubishi Tanabe Pharma Corp........................  12,200    200,468
    Mitsubishi UFJ Financial Group, Inc.................. 817,300  4,191,028
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR...  16,850     85,429
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  32,300    160,356
    Mitsuboshi Belting, Ltd..............................  31,000    229,097
    Mitsui & Co., Ltd....................................  88,800  1,009,360
    Mitsui & Co., Ltd. Sponsored ADR.....................     471    107,275
    Mitsui Chemicals, Inc................................ 338,000  1,479,674
    Mitsui Engineering & Shipbuilding Co., Ltd........... 477,000    664,554

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd...........................    12,000 $  282,490
    Mitsui High-Tec, Inc..............................    13,700     70,119
    Mitsui Home Co., Ltd..............................    14,000     63,898
    Mitsui Matsushima Co., Ltd........................    94,000     97,895
    Mitsui Mining & Smelting Co., Ltd.................   377,000    597,534
#   Mitsui OSK Lines, Ltd.............................   413,000    818,333
    Mitsui Sugar Co., Ltd.............................    51,000    233,311
    Mitsui-Soko Holdings Co., Ltd.....................    63,000    172,834
#   Mitsumi Electric Co., Ltd.........................    66,000    313,948
    Mitsuuroko Group Holdings Co., Ltd................    11,300     53,530
    Miura Co., Ltd....................................     1,300     17,365
#   Miyaji Engineering Group, Inc.....................    45,000     66,462
    Miyazaki Bank, Ltd. (The).........................    92,000    255,559
#   Miyoshi Oil & Fat Co., Ltd........................    44,000     45,229
    Mizuho Financial Group, Inc....................... 1,617,060  2,797,868
    Mizuno Corp.......................................    62,000    297,768
    Mochida Pharmaceutical Co., Ltd...................     3,700    286,149
#   Modec, Inc........................................    13,400    159,027
#   Monex Group, Inc..................................   106,900    271,273
#   Money Partners Group Co., Ltd.....................     4,900     16,839
    MONEY SQUARE HOLDINGS, Inc........................     1,100     12,006
    Monogatari Corp. (The)............................     2,400    102,457
    MonotaRO Co., Ltd.................................    13,000    300,523
#   MORESCO Corp......................................     4,600     59,696
    Morinaga & Co., Ltd...............................    58,000    319,477
    Morinaga Milk Industry Co., Ltd...................    97,000    442,615
    Morita Holdings Corp..............................    16,700    169,353
    Morito Co., Ltd...................................     9,100     66,605
    Morozoff, Ltd.....................................     4,000     14,284
    Mory Industries, Inc..............................     7,000     18,110
#*  Mr Max Corp.......................................     8,900     22,977
    MS&AD Insurance Group Holdings, Inc...............    27,982    760,019
#   MTI, Ltd..........................................    16,700    102,222
    Murakami Corp.....................................     2,000     30,240
    Musashi Seimitsu Industry Co., Ltd................    14,200    285,960
    Musashino Bank, Ltd. (The)........................    18,500    585,102
    Mutoh Holdings Co., Ltd...........................    19,000     39,325
    Nabtesco Corp.....................................     9,300    160,909
#   NAC Co., Ltd......................................     7,600     57,091
    Nachi-Fujikoshi Corp..............................    94,000    360,822
    Nafco Co., Ltd....................................       500      7,744
#   Nagaileben Co., Ltd...............................     1,800     28,746
    Nagano Bank, Ltd. (The)...........................    47,000     73,462
    Nagase & Co., Ltd.................................    55,400    663,575
    Nagatanien Holdings Co., Ltd......................     9,000     78,141
    Nagoya Railroad Co., Ltd..........................    49,000    223,474
    Nakabayashi Co., Ltd..............................    14,000     31,625
    Nakamuraya Co., Ltd...............................    13,083     50,987
    Nakanishi, Inc....................................     3,000    117,207
    Nakano Corp.......................................     4,100     22,702
*   Nakayama Steel Works, Ltd.........................   109,000     60,076
    Nakayamafuku Co., Ltd.............................       600      3,982
    Namura Shipbuilding Co., Ltd......................    21,900    159,976

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nankai Electric Railway Co., Ltd..................  37,000 $218,400
    Nanto Bank, Ltd. (The)............................ 147,000  427,370
    Narasaki Sangyo Co., Ltd..........................   5,000   10,386
    Natori Co., Ltd...................................   2,700   39,074
    ND Software Co., Ltd..............................     500    4,319
    NDS Co., Ltd......................................  18,000   45,251
    NEC Capital Solutions, Ltd........................   4,800   68,313
    NEC Corp.......................................... 333,000  881,961
    NEC Networks & System Integration Corp............   9,700  160,514
    NET One Systems Co., Ltd..........................  45,000  253,238
    Neturen Co., Ltd..................................  18,200  136,659
#*  New Japan Chemical Co., Ltd.......................  25,700   31,960
*   New Japan Radio Co., Ltd..........................  10,000   38,304
    Nexon Co., Ltd....................................   8,500  137,966
    Next Co., Ltd.....................................  17,800  186,200
    NGK Insulators, Ltd...............................  10,000  209,086
    NGK Spark Plug Co., Ltd...........................   8,000  189,011
    NH Foods, Ltd.....................................  26,000  504,511
    NHK Spring Co., Ltd...............................  39,000  384,372
    Nice Holdings, Inc................................  15,000   19,709
    Nichi-iko Pharmaceutical Co., Ltd.................  10,000  230,645
    Nichia Steel Works, Ltd...........................   2,000    4,555
    Nichias Corp......................................  37,000  226,783
    Nichiban Co., Ltd.................................  12,000   60,046
    Nichicon Corp.....................................  36,800  252,398
    Nichiden Corp.....................................   1,200   28,410
    Nichiha Corp......................................  14,500  209,718
#   Nichii Gakkan Co..................................  20,500  146,422
    Nichimo Co., Ltd..................................  13,000   18,675
    Nichirei Corp..................................... 112,000  834,114
    Nichireki Co., Ltd................................  13,000   98,478
    Nichirin Co., Ltd.................................   2,700   32,339
    Nifco, Inc........................................  10,700  518,729
    NIFTY Corp........................................   3,400   31,383
#   Nihon Chouzai Co., Ltd............................   1,440   57,190
    Nihon Dempa Kogyo Co., Ltd........................  11,800   71,457
    Nihon Eslead Corp.................................   6,000   54,173
#   Nihon Flush Co., Ltd..............................   1,800   16,464
#   Nihon House Holdings Co., Ltd.....................  29,600  104,361
    Nihon Kohden Corp.................................   8,300  186,644
    Nihon M&A Center, Inc.............................   9,700  459,273
#   Nihon Nohyaku Co., Ltd............................  24,800  151,860
    Nihon Parkerizing Co., Ltd........................  21,200  201,127
#   Nihon Plast Co., Ltd..............................   5,900   46,171
    Nihon Tokushu Toryo Co., Ltd......................   9,500   78,492
    Nihon Trim Co., Ltd...............................   1,900   65,581
#   Nihon Unisys, Ltd.................................  27,500  293,412
    Nihon Yamamura Glass Co., Ltd.....................  79,000  112,282
    Nikkiso Co., Ltd..................................  44,900  297,589
    Nikko Co., Ltd....................................  12,000   36,750
    Nikkon Holdings Co., Ltd..........................  33,700  608,478
#   Nikon Corp........................................  33,000  485,478
    Nintendo Co., Ltd.................................   1,300  182,278

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nippi, Inc...........................................   6,000 $   33,569
    Nippo Corp...........................................  30,000    445,616
    Nippon Air Conditioning Services Co., Ltd............   4,000     41,166
    Nippon Beet Sugar Manufacturing Co., Ltd.............  91,000    151,898
    Nippon Carbide Industries Co., Inc...................  61,000     68,368
#   Nippon Carbon Co., Ltd...............................  77,000    152,261
#   Nippon Ceramic Co., Ltd..............................   3,500     53,355
    Nippon Chemi-Con Corp................................ 105,000    162,775
    Nippon Chemical Industrial Co., Ltd..................  45,000     89,407
    Nippon Chemiphar Co., Ltd............................  16,000     75,578
    Nippon Chutetsukan K.K...............................  12,000     15,258
    Nippon Coke & Engineering Co., Ltd...................  94,300     66,128
#   Nippon Concrete Industries Co., Ltd..................  23,700     64,682
*   Nippon Denko Co., Ltd................................  80,065    129,139
    Nippon Densetsu Kogyo Co., Ltd.......................  21,100    410,141
    Nippon Electric Glass Co., Ltd....................... 123,000    636,607
    Nippon Express Co., Ltd..............................  70,000    327,898
    Nippon Filcon Co., Ltd...............................   1,800      6,837
    Nippon Fine Chemical Co., Ltd........................   4,800     31,578
    Nippon Flour Mills Co., Ltd..........................  69,000    502,290
#   Nippon Gas Co., Ltd..................................   9,600    214,217
    Nippon Hume Corp.....................................  13,900     76,500
    Nippon Kanzai Co., Ltd...............................   4,800     73,736
    Nippon Kasei Chemical Co., Ltd.......................   8,000      7,933
    Nippon Kayaku Co., Ltd...............................  44,000    471,401
#*  Nippon Kinzoku Co., Ltd..............................  18,000     16,930
    Nippon Kodoshi Corp..................................   3,100     24,387
    Nippon Koei Co., Ltd.................................  36,000    127,506
    Nippon Koshuha Steel Co., Ltd........................  66,000     44,700
    Nippon Light Metal Holdings Co., Ltd................. 299,500    518,615
    Nippon Paint Holdings Co., Ltd.......................   5,000     95,571
    Nippon Paper Industries Co., Ltd.....................  63,124  1,014,038
#   Nippon Parking Development Co., Ltd..................  70,700     71,606
    Nippon Pillar Packing Co., Ltd.......................  12,800     98,926
    Nippon Piston Ring Co., Ltd..........................   5,800     90,375
    Nippon Road Co., Ltd. (The)..........................  38,000    177,271
    Nippon Seiki Co., Ltd................................  25,000    549,007
    Nippon Seisen Co., Ltd...............................  12,000     49,101
#*  Nippon Sharyo, Ltd...................................  65,000    129,738
#*  Nippon Sheet Glass Co., Ltd.......................... 517,000    381,310
    Nippon Shokubai Co., Ltd.............................   6,200    405,256
    Nippon Signal Co., Ltd...............................  25,800    247,724
    Nippon Soda Co., Ltd.................................  82,000    441,745
    Nippon Steel & Sumikin Bussan Corp...................  98,000    318,426
    Nippon Steel & Sumitomo Metal Corp...................  80,906  1,450,182
    Nippon Suisan Kaisha, Ltd............................ 135,200    707,055
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...  32,000    223,208
    Nippon Systemware Co., Ltd...........................   2,300     17,303
    Nippon Thompson Co., Ltd.............................  42,000    168,255
    Nippon Valqua Industries, Ltd........................  46,000    112,689
#*  Nippon Yakin Kogyo Co., Ltd..........................  72,400     74,625
    Nippon Yusen K.K..................................... 376,217    807,111
#   Nipro Corp...........................................  59,800    594,603

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nishi-Nippon City Bank, Ltd. (The)................ 209,000 $  468,675
#   Nishi-Nippon Railroad Co., Ltd....................  45,000    281,375
    Nishikawa Rubber Co., Ltd.........................   1,400     21,573
    Nishimatsu Construction Co., Ltd.................. 225,000    814,486
    Nishimatsuya Chain Co., Ltd.......................  21,000    181,227
    Nishio Rent All Co., Ltd..........................   9,200    238,961
    Nissan Chemical Industries, Ltd...................  10,400    240,773
    Nissan Motor Co., Ltd............................. 204,300  2,031,909
    Nissan Shatai Co., Ltd............................  22,100    214,763
    Nissan Tokyo Sales Holdings Co., Ltd..............  18,900     47,632
#   Nissei ASB Machine Co., Ltd.......................   4,300     72,174
#   Nissei Build Kogyo Co., Ltd.......................  31,000     95,726
    Nissei Plastic Industrial Co., Ltd................   9,100     66,636
#*  Nissen Holdings Co., Ltd..........................   3,500      5,026
#   Nissha Printing Co., Ltd..........................  16,900    304,923
    Nisshin Fudosan Co................................  21,900     72,275
    Nisshin Oillio Group, Ltd. (The)..................  94,000    392,919
    Nisshin Seifun Group, Inc.........................  12,165    196,930
    Nisshin Steel Co., Ltd............................  58,740    558,714
    Nisshinbo Holdings, Inc...........................  81,000    815,547
    Nissin Corp.......................................  51,000    147,376
    Nissin Electric Co., Ltd..........................  25,000    225,385
    Nissin Foods Holdings Co., Ltd....................   2,200    112,147
    Nissin Kogyo Co., Ltd.............................  22,300    311,923
    Nissin Sugar Co., Ltd.............................   2,300     86,114
    Nissui Pharmaceutical Co., Ltd....................   6,700     74,887
    Nitori Holdings Co., Ltd..........................   2,200    178,697
    Nitta Corp........................................   8,200    208,821
#   Nitta Gelatin, Inc................................   7,100     40,407
#   Nittan Valve Co., Ltd.............................   6,300     17,550
    Nittetsu Mining Co., Ltd..........................  35,000    135,272
    Nitto Boseki Co., Ltd.............................  84,000    253,158
    Nitto Denko Corp..................................   7,600    437,032
    Nitto Kogyo Corp..................................  13,500    223,559
    Nitto Kohki Co., Ltd..............................   5,200     98,960
    Nitto Seiko Co., Ltd..............................  10,000     24,321
    Nittoc Construction Co., Ltd......................  27,600    104,764
#   Nittoku Engineering Co., Ltd......................   7,700     67,562
    NJS Co., Ltd......................................   3,400     37,252
    Noevir Holdings Co., Ltd..........................   1,600     44,203
    NOF Corp..........................................  53,000    376,646
    Nohmi Bosai, Ltd..................................  12,400    144,194
    Nojima Corp.......................................  18,600    223,488
    NOK Corp..........................................  15,600    324,324
#   Nomura Co., Ltd...................................   9,000    117,864
    Nomura Holdings, Inc.............................. 210,200  1,140,743
    Nomura Holdings, Inc. Sponsored ADR...............  13,920     75,307
    Nomura Real Estate Holdings, Inc..................  44,000    772,690
    Nomura Research Institute, Ltd....................   4,620    167,651
    Noritake Co., Ltd.................................  59,000    126,650
    Noritsu Koki Co., Ltd.............................   7,800     35,482
    Noritz Corp.......................................  16,200    250,779
    North Pacific Bank, Ltd........................... 205,100    629,648

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    NS Solutions Corp.................................   9,800 $  222,183
    NS United Kaiun Kaisha, Ltd.......................  63,000     95,965
    NSD Co., Ltd......................................   8,840    128,517
    NSK, Ltd..........................................  43,100    446,651
    NTN Corp.......................................... 206,000    783,833
    NTT Data Corp.....................................   4,200    202,373
    NTT DOCOMO, Inc...................................  49,672  1,101,637
    NTT DOCOMO, Inc. Sponsored ADR....................   3,100     69,905
    NTT Urban Development Corp........................   8,000     78,543
#   Nuflare Technology, Inc...........................   2,100    102,082
#   OAK Capital Corp..................................  23,400     38,123
    Obara Group, Inc..................................   6,600    228,180
    Obayashi Corp.....................................  33,000    297,708
    Obayashi Road Corp................................  17,000    107,385
    Obic Co., Ltd.....................................   2,700    139,860
#   Odelic Co., Ltd...................................   1,900     59,367
    Oenon Holdings, Inc...............................  36,000     62,536
    Ogaki Kyoritsu Bank, Ltd. (The)................... 178,000    623,737
    Ohara, Inc........................................   1,500      6,993
    Ohashi Technica, Inc..............................   4,700     49,577
    Ohsho Food Service Corp...........................   4,700    162,857
    OIE Sangyo Co., Ltd...............................   1,187      8,942
    Oiles Corp........................................   9,316    138,082
#   Oita Bank, Ltd. (The).............................  78,000    270,161
    Oji Holdings Corp................................. 220,000    888,487
    Okabe Co., Ltd....................................  21,300    154,029
#   Okamoto Industries, Inc...........................  24,000    197,059
    Okamoto Machine Tool Works, Ltd...................  37,000     43,089
    Okamura Corp......................................  33,700    306,284
    Okasan Securities Group, Inc......................  73,000    406,697
#   Oki Electric Industry Co., Ltd.................... 278,000    310,016
    Okinawa Cellular Telephone Co.....................   4,900    125,062
    Okinawa Electric Power Co., Inc. (The)............   5,150    125,670
#   OKK Corp..........................................  63,000     66,576
#   OKUMA Corp........................................  56,000    426,407
    Okumura Corp...................................... 135,000    710,207
    Okura Industrial Co., Ltd.........................  31,000     80,351
    Okuwa Co., Ltd....................................  11,000     98,743
    Olympic Group Corp................................   2,300     11,601
    Olympus Corp......................................   7,200    280,756
    Omron Corp........................................   9,700    252,098
    ONO Sokki Co., Ltd................................   4,000     24,955
#   Onoken Co., Ltd...................................   8,500     76,983
    Onward Holdings Co., Ltd..........................  73,000    457,714
    Open House Co., Ltd...............................   9,800    184,905
#   OPT Holding, Inc..................................   7,300     38,417
    Optex Co., Ltd....................................   4,600    115,800
    Oracle Corp. Japan................................   1,000     45,416
    Organo Corp.......................................  34,000    127,761
#   Origin Electric Co., Ltd..........................  21,000     50,914
    ORIX Corp.........................................  89,300  1,262,922
    Osaka Organic Chemical Industry, Ltd..............   7,300     40,308
    Osaka Soda Co., Ltd...............................  46,000    176,575

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
#   Osaka Steel Co., Ltd..............................   7,500 $132,310
#   OSAKA Titanium Technologies Co., Ltd..............   3,500   57,219
    Osaki Electric Co., Ltd...........................  20,000  100,957
#   OSG Corp..........................................  21,200  352,331
    OSJB Holdings Corp................................  23,100   42,746
    Otsuka Corp.......................................   3,100  153,788
    Otsuka Holdings Co., Ltd..........................  11,600  390,242
#   Otsuka Kagu, Ltd..................................   4,100   46,433
    OUG Holdings, Inc.................................  15,000   29,782
    Outsourcing, Inc..................................   4,200  117,504
    Oyo Corp..........................................   9,300   91,225
    Pacific Industrial Co., Ltd.......................  24,700  253,556
#*  Pacific Metals Co., Ltd...........................  90,000  221,585
    Pack Corp. (The)..................................   4,900   99,399
    Pal Co., Ltd......................................   7,000  145,039
    PALTAC Corp.......................................  19,950  345,447
    PanaHome Corp.....................................  41,000  298,654
    Panasonic Corp....................................  82,099  770,922
    Panasonic Corp. Sponsored ADR.....................  26,580  248,257
    Panasonic Industrial Devices SUNX Co., Ltd........   9,300   48,301
    Paramount Bed Holdings Co., Ltd...................   7,100  244,842
    Parco Co., Ltd....................................  14,506  123,061
    Paris Miki Holdings, Inc..........................  10,300   39,685
    Park24 Co., Ltd...................................   6,800  189,431
    Pasco Corp........................................  13,000   53,096
    Pasona Group, Inc.................................  11,100   72,091
#   PC Depot Corp.....................................   3,200   26,914
    Pegasus Sewing Machine Manufacturing Co., Ltd.....   6,200   26,258
    Penta-Ocean Construction Co., Ltd................. 104,500  418,535
    PIA Corp..........................................     600   11,672
    Pigeon Corp.......................................   8,400  180,371
    Pilot Corp........................................   8,700  329,439
    Piolax, Inc.......................................   5,200  270,402
#*  Pioneer Corp...................................... 180,100  420,900
    Plenus Co., Ltd...................................   9,500  146,655
#   Pocket Card Co., Ltd..............................  10,900   47,225
    Pola Orbis Holdings, Inc..........................   2,700  185,654
    Poletowin Pitcrew Holdings, Inc...................   3,300   29,046
    Press Kogyo Co., Ltd..............................  60,100  244,271
    Pressance Corp....................................   5,000  162,385
    Prestige International, Inc.......................  11,400  111,319
    Prima Meat Packers, Ltd...........................  99,000  266,094
    Pronexus, Inc.....................................   6,000   49,592
    Proto Corp........................................   3,200   45,622
#   PS Mitsubishi Construction Co., Ltd...............  17,500   53,899
    Qol Co., Ltd......................................   6,300   92,309
    Quick Co., Ltd....................................   2,400   18,410
    Raito Kogyo Co., Ltd..............................  28,500  249,274
#*  Rasa Industries, Ltd..............................  64,000   62,623
#   Raysum Co., Ltd...................................   9,400   81,458
    Relo Holdings, Inc................................   2,900  347,231
    Renaissance, Inc..................................   6,300   65,548
    Rengo Co., Ltd.................................... 119,000  510,838

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#*  Renown, Inc.......................................  44,300 $   40,742
    Resona Holdings, Inc.............................. 207,000    951,943
    Resorttrust, Inc..................................  12,800    322,491
    Rheon Automatic Machinery Co., Ltd................   4,200     26,671
    Rhythm Watch Co., Ltd.............................  54,000     66,363
#   Riberesute Corp...................................   4,300     25,548
    Ricoh Co., Ltd.................................... 215,700  2,085,498
    Ricoh Leasing Co., Ltd............................   8,500    265,274
#   Right On Co., Ltd.................................  10,300    129,854
    Riken Corp........................................  51,000    173,407
    Riken Keiki Co., Ltd..............................   2,400     24,098
    Riken Technos Corp................................  21,500     68,063
    Riken Vitamin Co., Ltd............................   2,400     77,156
    Ringer Hut Co., Ltd...............................   5,100    104,866
    Rinnai Corp.......................................   1,400    128,567
    Rion Co., Ltd.....................................   4,400     70,387
    Riso Kagaku Corp..................................  11,400    157,486
*   Riso Kyoiku Co., Ltd..............................   5,400     14,645
    Rock Field Co., Ltd...............................   4,200    107,975
    Rohm Co., Ltd.....................................  13,300    604,429
    Rohto Pharmaceutical Co., Ltd.....................  20,800    388,315
    Rokko Butter Co., Ltd.............................   2,800     36,082
    Roland DG Corp....................................   6,100    120,986
    Round One Corp....................................  45,700    223,307
#   Royal Holdings Co., Ltd...........................   9,600    177,485
    Ryobi, Ltd........................................  89,000    366,662
    Ryoden Trading Co., Ltd...........................  17,000    105,763
    Ryohin Keikaku Co., Ltd...........................   1,500    318,151
    Ryosan Co., Ltd...................................  22,000    595,866
#   Ryoyo Electro Corp................................  13,000    128,837
#   S Foods, Inc......................................   7,200    146,423
    S&B Foods, Inc....................................     200      7,587
#   Sac's Bar Holdings, Inc...........................   7,150    106,021
    Saibu Gas Co., Ltd................................  60,000    132,244
    Saizeriya Co., Ltd................................   8,100    170,588
    Sakai Chemical Industry Co., Ltd..................  61,000    188,526
    Sakai Heavy Industries, Ltd.......................  26,000     42,831
    Sakai Moving Service Co., Ltd.....................   5,000    119,604
#   Sakai Ovex Co., Ltd...............................  45,000     79,215
    Sakata INX Corp...................................  18,600    177,309
    Sakata Seed Corp..................................  14,300    349,239
    Sala Corp.........................................   8,500     45,922
#   SAMTY Co., Ltd....................................   6,400     62,813
    San-A Co., Ltd....................................   5,500    253,835
    San-Ai Oil Co., Ltd...............................  33,000    255,906
    San-In Godo Bank, Ltd. (The)......................  79,000    570,413
#   Sanden Holdings Corp..............................  78,000    213,338
    Sanei Architecture Planning Co., Ltd..............   5,400     53,549
    Sangetsu Co., Ltd.................................  29,900    513,125
#   Sanken Electric Co., Ltd..........................  73,000    231,068
    Sanki Engineering Co., Ltd........................  20,700    168,696
    Sanko Marketing Foods Co., Ltd....................   3,300     24,270
    Sanko Metal Industrial Co., Ltd...................   4,000      8,098

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Sankyo Co., Ltd...................................   6,500 $248,585
#   Sankyo Seiko Co., Ltd.............................  12,100   42,843
#   Sankyo Tateyama, Inc..............................  15,300  183,653
    Sankyu, Inc....................................... 130,000  640,257
    Sanoh Industrial Co., Ltd.........................  16,500   95,607
#   Sanrio Co., Ltd...................................   6,700  155,150
#   Sansha Electric Manufacturing Co., Ltd............   5,900   32,735
    Sanshin Electronics Co., Ltd......................  19,600  189,718
    Santen Pharmaceutical Co., Ltd....................   8,500  135,787
    Sanwa Holdings Corp...............................  53,000  375,743
    Sanyo Chemical Industries, Ltd....................  42,000  326,091
    Sanyo Denki Co., Ltd..............................  26,000  134,972
    Sanyo Electric Railway Co., Ltd...................  13,000   49,947
    Sanyo Housing Nagoya Co., Ltd.....................   4,900   42,604
#   Sanyo Shokai, Ltd.................................  56,372  142,398
    Sanyo Special Steel Co., Ltd......................  61,000  296,875
    Sanyo Trading Co., Ltd............................   2,400   26,263
    Sapporo Holdings, Ltd............................. 177,000  789,343
#   Sata Construction Co., Ltd........................   3,400   11,587
#   Sato Holdings Corp................................   7,900  163,536
    Sato Restaurant Systems Co., Ltd..................   7,400   54,802
    Sato Shoji Corp...................................   4,500   26,524
    Satori Electric Co., Ltd..........................  13,000   77,336
    Sawada Holdings Co., Ltd..........................  11,700  111,631
    Sawai Pharmaceutical Co., Ltd.....................   6,100  423,024
    Saxa Holdings, Inc................................  48,000   77,814
    SBI Holdings, Inc.................................  91,950  919,713
#   SBS Holdings, Inc.................................  14,300   99,873
    SCREEN Holdings Co., Ltd..........................  48,000  373,550
#   Scroll Corp.......................................  25,900   89,961
    SCSK Corp.........................................   1,655   72,723
    Secom Co., Ltd....................................   4,900  341,440
    Secom Joshinetsu Co., Ltd.........................     200    5,992
    Sega Sammy Holdings, Inc..........................  67,100  632,324
#   Seibu Electric Industry Co., Ltd..................   2,000    7,066
    Seibu Holdings, Inc...............................   7,600  152,003
    Seika Corp........................................  38,000   89,369
    Seikitokyu Kogyo Co., Ltd.........................  23,900  111,079
    Seiko Epson Corp..................................  30,800  431,904
    Seiko Holdings Corp...............................  76,000  361,485
    Seino Holdings Co., Ltd...........................  75,300  820,253
    Seiren Co., Ltd...................................  20,300  211,376
    Sekisui Chemical Co., Ltd.........................  32,000  391,107
    Sekisui House, Ltd................................  60,940  959,254
    Sekisui Jushi Corp................................  17,100  205,980
    Sekisui Plastics Co., Ltd.........................  31,000  100,872
#   Senko Co., Ltd....................................  53,000  339,723
    Senshu Electric Co., Ltd..........................   2,100   28,116
    Senshu Ikeda Holdings, Inc........................ 136,540  558,180
#   Senshukai Co., Ltd................................  24,700  154,987
    Septeni Holdings Co., Ltd.........................   2,300   51,997
    Seria Co., Ltd....................................   5,800  280,559
    Seven & I Holdings Co., Ltd.......................  12,900  575,372

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Seven Bank, Ltd...................................  36,100 $153,749
#*  Sharp Corp........................................ 482,000  558,536
    Shibaura Electronics Co., Ltd.....................   3,600   49,879
    Shibaura Mechatronics Corp........................  20,000   36,481
    Shibusawa Warehouse Co., Ltd. (The)...............  25,000   62,286
    Shibuya Corp......................................   6,200   77,375
#   Shidax Corp.......................................   6,800   29,827
    Shiga Bank, Ltd. (The)............................ 142,108  634,542
    Shikibo, Ltd......................................  50,000   45,789
    Shikoku Bank, Ltd. (The).......................... 108,000  222,509
    Shikoku Chemicals Corp............................  18,000  154,642
#   Shikoku Electric Power Co., Inc...................  10,100  146,747
#   Shima Seiki Manufacturing, Ltd....................  14,400  223,084
    Shimachu Co., Ltd.................................  29,100  660,626
    Shimadzu Corp.....................................  16,000  247,741
    Shimamura Co., Ltd................................     900  100,675
    Shimane Bank, Ltd. (The)..........................   1,300   14,297
    Shimizu Bank, Ltd. (The)..........................   4,600  108,279
    Shimizu Corp......................................  19,000  147,296
    Shimojima Co., Ltd................................   1,600   14,105
    Shin Nippon Air Technologies Co., Ltd.............   9,600   79,974
    Shin-Etsu Chemical Co., Ltd.......................  12,800  653,776
    Shin-Etsu Polymer Co., Ltd........................  22,700  125,809
    Shin-Keisei Electric Railway Co., Ltd.............   5,000   17,675
    Shinagawa Refractories Co., Ltd...................  28,000   56,959
    Shindengen Electric Manufacturing Co., Ltd........  42,000  151,536
*   Shinkawa, Ltd.....................................   8,100   36,203
#   Shinko Electric Industries Co., Ltd...............  44,900  274,856
    Shinko Plantech Co., Ltd..........................  19,700  154,795
    Shinko Shoji Co., Ltd.............................  14,100  143,387
    Shinmaywa Industries, Ltd.........................  41,000  331,175
    Shinnihon Corp....................................  18,600   89,994
    Shinoken Group Co., Ltd...........................   2,200   37,616
    Shinsei Bank, Ltd................................. 255,000  398,557
    Shinsho Corp......................................  25,000   46,136
    Shinwa Co., Ltd...................................   2,100   25,964
    Shionogi & Co., Ltd...............................   1,000   43,639
    Ship Healthcare Holdings, Inc.....................  17,400  415,689
    Shiroki Corp......................................  19,000   59,019
    Shiseido Co., Ltd.................................  15,500  292,581
    Shizuoka Bank, Ltd. (The).........................  84,000  733,294
    Shizuoka Gas Co., Ltd.............................  38,300  252,392
    Shobunsha Publications, Inc.......................   5,200   30,475
    Shoei Co., Ltd....................................     400    7,234
#   Shoei Foods Corp..................................   8,500  104,718
    Shofu, Inc........................................   4,100   45,222
*   Shoko Co., Ltd....................................  44,000   28,958
    Showa Aircraft Industry Co., Ltd..................   2,822   26,992
    Showa Corp........................................  35,600  313,625
    Showa Denko KK.................................... 847,000  928,101
    Showa Sangyo Co., Ltd.............................  42,000  164,745
    Showa Shell Sekiyu K.K............................  48,600  396,662
#   Siix Corp.........................................   9,400  271,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sinanen Holdings Co., Ltd.........................  26,000 $   98,810
    Sinfonia Technology Co., Ltd......................  83,000    119,567
    Sinko Industries, Ltd.............................  10,500    136,790
    Sintokogio, Ltd...................................  28,100    211,353
    SKY Perfect JSAT Holdings, Inc....................  65,400    371,094
    SMC Corp..........................................     400     90,593
    SMK Corp..........................................  34,000    167,444
    SMS Co., Ltd......................................   8,600    167,844
    SNT Corp..........................................   2,200     10,991
    Sodick Co., Ltd...................................  31,600    207,687
    Soft99 Corp.......................................   4,000     25,367
    SoftBank Group Corp...............................   1,200     52,843
    Softbank Technology Corp..........................   2,300     24,199
    Software Service, Inc.............................     400     13,340
    Sogo Medical Co., Ltd.............................   5,000    181,120
    Sohgo Security Services Co., Ltd..................   9,500    464,105
    Sojitz Corp....................................... 443,400    957,717
    Sompo Japan Nipponkoa Holdings, Inc...............  21,150    627,241
#   Sony Corp.........................................  26,100    605,763
    Sony Corp. Sponsored ADR..........................  57,811  1,380,527
    Sony Financial Holdings, Inc......................   8,700    143,960
    Sotetsu Holdings, Inc.............................  30,000    174,417
    Sotoh Co., Ltd....................................   1,500     12,396
    Sourcenext Corp...................................     900      4,007
    Space Co., Ltd....................................   2,000     20,283
    Sparx Group Co., Ltd..............................  15,700     32,286
    SPK Corp..........................................   1,082     18,734
    Square Enix Holdings Co., Ltd.....................   7,700    185,035
    Srg Takamiya Co., Ltd.............................  11,700     39,901
    ST Corp...........................................   2,200     20,403
    St Marc Holdings Co., Ltd.........................   7,400    198,890
    Stanley Electric Co., Ltd.........................  12,600    277,300
#   Star Micronics Co., Ltd...........................  13,100    143,344
    Start Today Co., Ltd..............................   4,700    149,693
    Starts Corp., Inc.................................   9,000    175,757
    Starzen Co., Ltd..................................   3,900    105,093
    Stella Chemifa Corp...............................   5,900    102,082
    Step Co., Ltd.....................................   3,800     34,375
    Studio Alice Co., Ltd.............................   6,600    114,104
    Sugi Holdings Co., Ltd............................   1,600     82,959
    Sugimoto & Co., Ltd...............................     900      9,690
    Sumco Corp........................................  26,200    176,938
#   Sumida Corp.......................................  14,600     79,385
    Suminoe Textile Co., Ltd..........................  33,000     86,675
*   Sumiseki Holdings, Inc............................  12,200     10,294
#   Sumitomo Bakelite Co., Ltd........................ 113,000    430,451
    Sumitomo Chemical Co., Ltd........................ 219,000  1,112,738
#   Sumitomo Corp.....................................  63,100    628,990
#   Sumitomo Dainippon Pharma Co., Ltd................   7,600     84,681
    Sumitomo Densetsu Co., Ltd........................   9,900    119,403
    Sumitomo Electric Industries, Ltd................. 126,600  1,668,074
    Sumitomo Forestry Co., Ltd........................  52,900    671,657
    Sumitomo Heavy Industries, Ltd.................... 228,000    902,647

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sumitomo Metal Mining Co., Ltd.................... 105,000 $1,114,162
#   Sumitomo Mitsui Construction Co., Ltd............. 248,600    205,132
    Sumitomo Mitsui Financial Group, Inc..............  88,341  2,963,718
    Sumitomo Mitsui Trust Holdings, Inc............... 227,000    725,809
    Sumitomo Osaka Cement Co., Ltd.................... 224,000    913,042
    Sumitomo Precision Products Co., Ltd..............  20,000     65,400
    Sumitomo Real Estate Sales Co., Ltd...............   3,280     69,152
    Sumitomo Realty & Development Co., Ltd............   6,000    168,194
#   Sumitomo Riko Co., Ltd............................  22,200    202,356
    Sumitomo Rubber Industries, Ltd...................  64,500    818,621
    Sumitomo Seika Chemicals Co., Ltd.................  31,000    179,578
    Sumitomo Warehouse Co., Ltd. (The)................  79,000    407,132
    Sun Corp..........................................   7,000     45,547
#   Sun Frontier Fudousan Co., Ltd....................  16,400    139,246
    Sun-Wa Technos Corp...............................   6,200     43,999
    Suncall Corp......................................   4,700     21,029
    Sundrug Co., Ltd..................................   1,600    105,999
    Suruga Bank, Ltd..................................  13,000    236,022
    Suzuden Corp......................................   1,400     13,108
    Suzuken Co., Ltd..................................  21,760    752,678
    Suzuki Motor Corp.................................  13,800    423,701
*   SWCC Showa Holdings Co., Ltd...................... 134,000     69,374
    Systena Corp......................................   5,500     71,471
    T Hasegawa Co., Ltd...............................  13,400    175,782
    T RAD Co., Ltd....................................  36,000     56,617
    T&D Holdings, Inc.................................  86,900    994,376
    T&K Toka Co., Ltd.................................  10,000     85,439
    T-Gaia Corp.......................................   8,300     90,078
    Tabuchi Electric Co., Ltd.........................  13,200     74,966
    Tachi-S Co., Ltd..................................  16,800    257,692
    Tachibana Eletech Co., Ltd........................   8,420     83,343
#   Tachikawa Corp....................................   1,600      9,149
    Tadano, Ltd.......................................  51,000    512,484
    Taihei Dengyo Kaisha, Ltd.........................  17,000    177,157
    Taiheiyo Cement Corp.............................. 224,000    645,777
    Taiheiyo Kouhatsu, Inc............................  17,000     11,206
    Taiho Kogyo Co., Ltd..............................  10,300    111,500
    Taikisha, Ltd.....................................   9,000    192,740
    Taiko Bank, Ltd. (The)............................  36,000     68,494
#   Taiko Pharmaceutical Co., Ltd.....................   6,100     73,680
    Taisei Corp.......................................  45,000    280,060
    Taisei Lamick Co., Ltd............................     400     10,046
    Taiyo Holdings Co., Ltd...........................   4,200    141,697
    Taiyo Nippon Sanso Corp...........................  19,100    172,839
    Taiyo Yuden Co., Ltd..............................  52,300    605,427
#   Takagi Securities Co., Ltd........................  39,000     54,265
    Takamatsu Construction Group Co., Ltd.............   5,700    108,773
    Takaoka Toko Co., Ltd.............................   4,664     54,566
    Takara Holdings, Inc..............................  44,200    331,141
    Takara Leben Co., Ltd.............................  38,200    196,393
    Takara Standard Co., Ltd..........................  52,000    368,002
    Takasago International Corp.......................   7,600    168,526
    Takasago Thermal Engineering Co., Ltd.............  22,800    304,649

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Takashima & Co., Ltd..............................  26,000 $   42,038
    Takashimaya Co., Ltd..............................  89,000    762,262
#*  Takata Corp.......................................  22,200    122,551
    Take And Give Needs Co., Ltd......................   5,170     27,364
    Takeda Pharmaceutical Co., Ltd....................  11,800    571,400
    Takeei Corp.......................................  12,400     94,308
    Takeuchi Manufacturing Co., Ltd...................  14,400    224,966
    Takihyo Co., Ltd..................................  14,000     54,591
    Takiron Co., Ltd..................................  26,000    126,878
    Takisawa Machine Tool Co., Ltd....................  37,000     42,064
    Takuma Co., Ltd...................................  32,000    247,914
#   Tama Home Co., Ltd................................  14,600     50,787
#   Tamron Co., Ltd...................................   8,500    121,494
    Tamura Corp.......................................  42,000    110,667
#   Tanseisha Co., Ltd................................  13,650     87,097
#   TASAKI & Co., Ltd.................................   4,300     55,248
    Tatsuta Electric Wire and Cable Co., Ltd..........  31,000    104,775
    Tayca Corp........................................  15,000     68,857
    TBK Co., Ltd......................................  14,600     54,125
    TDK Corp..........................................  15,800    867,883
#*  Teac Corp.........................................  23,000      9,029
    Teijin, Ltd....................................... 341,000  1,249,399
    Teikoku Electric Manufacturing Co., Ltd...........   5,200     38,040
    Teikoku Sen-I Co., Ltd............................   4,200     45,143
    Teikoku Tsushin Kogyo Co., Ltd....................  16,000     24,947
    Tekken Corp.......................................  31,000     74,896
    Tenma Corp........................................   9,200    169,400
    Terumo Corp.......................................   1,400     44,514
    THK Co., Ltd......................................  27,400    437,816
    TKC Corp..........................................   1,300     31,690
    Toa Corp.(6894434)................................  10,900    109,391
    Toa Corp.(6894508)................................ 111,000    288,585
#   Toa Oil Co., Ltd..................................  44,000     48,640
    TOA ROAD Corp.....................................  31,000    105,065
#   Toabo Corp........................................   3,800     16,787
    Toagosei Co., Ltd.................................  62,500    522,314
#*  Tobishima Corp....................................  70,300    105,992
    Tobu Store Co., Ltd...............................  19,000     47,795
    TOC Co., Ltd......................................  18,700    148,755
    Tocalo Co., Ltd...................................   8,600    164,479
    Tochigi Bank, Ltd. (The)..........................  51,000    242,543
    Toda Corp......................................... 176,000    849,568
#   Toda Kogyo Corp...................................  31,000     72,292
    Toei Animation Co., Ltd...........................     900     43,159
    Toei Co., Ltd.....................................  38,000    357,684
    Toell Co., Ltd....................................   1,700      9,687
    Toenec Corp.......................................  24,000    153,056
    Togami Electric Manufacturing Co., Ltd............   6,000     27,101
    Toho Bank, Ltd. (The)............................. 124,000    419,573
    Toho Co., Ltd.(6895200)...........................   4,900    128,118
    Toho Co., Ltd.(6895211)...........................   3,000     54,675
#   Toho Gas Co., Ltd.................................  23,000    151,266
#   Toho Holdings Co., Ltd............................  24,700    573,448

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Toho Titanium Co., Ltd............................  14,600 $  112,615
#   Toho Zinc Co., Ltd................................  76,000    153,972
    Tohoku Bank, Ltd. (The)...........................  33,000     40,818
    Tohto Suisan Co., Ltd.............................  16,000     24,697
    Tokai Carbon Co., Ltd............................. 120,000    325,838
    Tokai Corp/Gifu...................................   4,100    111,221
#   TOKAI Holdings Corp...............................  56,600    264,995
    Tokai Lease Co., Ltd..............................   5,000      9,083
    Tokai Rika Co., Ltd...............................  25,400    624,831
    Tokai Tokyo Financial Holdings, Inc...............  69,400    389,652
    Token Corp........................................   2,520    189,515
    Tokio Marine Holdings, Inc........................  28,116  1,005,980
    Toko, Inc.........................................  19,000     60,882
    Tokushu Tokai Paper Co., Ltd......................  46,000    131,662
#*  Tokuyama Corp..................................... 117,000    231,302
    Tokyo Broadcasting System Holdings, Inc...........  11,000    167,541
#   Tokyo Dome Corp...................................  84,000    402,447
    Tokyo Electron Device, Ltd........................   5,000     65,537
    Tokyo Electron, Ltd...............................   9,300    602,180
    Tokyo Energy & Systems, Inc.......................  11,000     90,479
    Tokyo Individualized Educational Institute, Inc...   8,200     48,272
    Tokyo Keiki, Inc..................................  42,000     71,741
*   Tokyo Kikai Seisakusho, Ltd.......................  20,000      6,830
    Tokyo Ohka Kogyo Co., Ltd.........................   7,600    237,493
#   Tokyo Rakutenchi Co., Ltd.........................  10,000     40,591
#*  Tokyo Rope Manufacturing Co., Ltd.................  83,000    114,264
    Tokyo Sangyo Co., Ltd.............................   2,600     10,044
    Tokyo Seimitsu Co., Ltd...........................  15,600    334,651
    Tokyo Steel Manufacturing Co., Ltd................  48,100    339,973
    Tokyo Tatemono Co., Ltd...........................  52,800    568,041
    Tokyo Tekko Co., Ltd..............................  24,000    100,833
#   Tokyo Theatres Co., Inc...........................  43,000     44,989
    Tokyo TY Financial Group, Inc.....................  12,587    385,890
    Tokyotokeiba Co., Ltd.............................  57,000    125,578
    Tokyu Construction Co., Ltd.......................  20,730    139,837
    Tokyu Fudosan Holdings Corp.......................  88,282    578,974
#   Tokyu Recreation Co., Ltd.........................   3,853     23,226
    Toli Corp.........................................  35,000     91,684
    Tomato Bank, Ltd..................................  34,000     46,952
    Tomoe Corp........................................  13,700     37,191
#   Tomoe Engineering Co., Ltd........................   3,800     46,884
    Tomoegawa Co., Ltd................................   6,000     10,786
    Tomoku Co., Ltd...................................  36,000     75,763
    TOMONY Holdings, Inc..............................  88,300    303,626
#   Tomy Co., Ltd.....................................  37,200    232,235
    Tonami Holdings Co., Ltd..........................  27,000     75,049
    Topcon Corp.......................................  16,700    236,943
    Toppan Forms Co., Ltd.............................  30,000    360,424
    Toppan Printing Co., Ltd..........................  86,000    748,362
    Topre Corp........................................  21,100    464,943
    Topy Industries, Ltd.............................. 124,000    247,197
    Toray Industries, Inc.............................  53,000    449,271
    Toridoll.corp.....................................  11,300    206,497

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Torigoe Co., Ltd. (The)...........................   8,000 $   46,757
    Torii Pharmaceutical Co., Ltd.....................   7,500    170,051
#   Torishima Pump Manufacturing Co., Ltd.............  14,500    110,367
#   Tosei Corp........................................  17,500    107,908
#*  Toshiba Corp...................................... 330,000    550,987
    Toshiba Machine Co., Ltd..........................  71,000    217,174
#   Toshiba Plant Systems & Services Corp.............  18,500    216,154
    Toshiba TEC Corp..................................  83,000    267,141
    Tosho Co., Ltd....................................   2,700     78,844
#   Tosho Printing Co., Ltd...........................  30,000    126,163
    Tosoh Corp........................................ 163,000    788,792
    Totetsu Kogyo Co., Ltd............................   8,070    195,443
    TOTO, Ltd.........................................   7,499    243,380
    Tottori Bank, Ltd. (The)..........................  13,000     21,654
    Toukei Computer Co., Ltd..........................   2,100     36,883
    Tow Co., Ltd......................................   2,300     11,958
    Towa Bank, Ltd. (The)............................. 211,000    165,431
    Towa Corp.........................................  11,700     67,239
    Towa Pharmaceutical Co., Ltd......................   3,700    206,075
    Toyo Construction Co., Ltd........................  43,300    193,149
    Toyo Corp.........................................   6,400     59,108
#   Toyo Denki Seizo K.K..............................  24,000     69,666
#*  Toyo Engineering Corp.............................  73,000    181,030
    Toyo Ink SC Holdings Co., Ltd..................... 115,000    433,279
    Toyo Kanetsu K.K..................................  55,000    114,729
    Toyo Kohan Co., Ltd...............................  31,300    101,428
    Toyo Machinery & Metal Co., Ltd...................  12,000     39,321
    Toyo Securities Co., Ltd..........................  44,000    134,232
    Toyo Seikan Group Holdings, Ltd...................  56,600  1,027,034
    Toyo Sugar Refining Co., Ltd......................   8,000      6,983
#   Toyo Suisan Kaisha, Ltd...........................   4,400    152,375
    Toyo Tanso Co., Ltd...............................   9,500    132,559
    Toyo Tire & Rubber Co., Ltd.......................  25,100    536,997
    Toyo Wharf & Warehouse Co., Ltd...................  37,000     53,411
    Toyobo Co., Ltd................................... 525,000    690,168
    Toyoda Gosei Co., Ltd.............................  29,700    643,464
#   Toyota Boshoku Corp...............................  15,100    306,499
    Toyota Industries Corp............................   5,000    250,951
    Toyota Motor Corp.................................  42,780  2,576,621
    Toyota Motor Corp. Sponsored ADR..................  36,827  4,420,345
    Toyota Tsusho Corp................................  67,000  1,533,448
    TPR Co., Ltd......................................  10,400    276,956
#   Trancom Co., Ltd..................................   2,600    155,309
    Transcosmos, Inc..................................   3,900     96,458
*   Trend Micro, Inc..................................   4,200    176,688
    Trusco Nakayama Corp..............................  10,400    370,445
    Trust Tech, Inc...................................     600     12,581
    TS Tech Co., Ltd..................................  20,900    518,467
#   TSI Holdings Co., Ltd.............................  49,805    357,790
    Tsubakimoto Chain Co..............................  73,000    518,684
    Tsubakimoto Kogyo Co., Ltd........................   4,000     10,088
*   Tsudakoma Corp....................................  40,000     37,834
    Tsugami Corp......................................  33,000    121,369

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Tsukada Global Holdings, Inc......................   9,800 $   59,943
    Tsukamoto Corp. Co., Ltd..........................   3,000      2,923
    Tsukishima Kikai Co., Ltd.........................  14,100    130,528
    Tsukuba Bank, Ltd.................................  50,700    157,499
    Tsukui Corp.......................................  15,200    165,501
    Tsumura & Co......................................  19,400    528,449
    Tsuruha Holdings, Inc.............................   2,200    182,566
    Tsurumi Manufacturing Co., Ltd....................   9,400    142,061
    Tsutsumi Jewelry Co., Ltd.........................   4,900     98,597
    TV Asahi Holdings Corp............................  10,800    196,682
    Tv Tokyo Holdings Corp............................   6,900    126,611
#   Tyo, Inc..........................................  21,600     32,917
#   U-Shin, Ltd.......................................  13,200     73,000
    UACJ Corp......................................... 144,067    314,092
    Ube Industries, Ltd............................... 604,200  1,176,792
    Uchida Yoko Co., Ltd..............................  31,000    113,157
    Uchiyama Holdings Co., Ltd........................   2,300      9,505
    Ueki Corp.........................................   3,000      6,165
    UKC Holdings Corp.................................   6,600    137,950
    Ulvac, Inc........................................  23,400    596,117
    Uniden Holdings Corp..............................  54,000     55,062
#   Union Tool Co.....................................   4,700    115,506
    Unipres Corp......................................  20,400    430,065
    United Arrows, Ltd................................   7,000    338,577
    United Super Markets Holdings, Inc................  19,200    176,503
#*  Unitika, Ltd...................................... 136,000     57,022
    Universal Entertainment Corp......................  13,000    227,762
#   Unizo Holdings Co., Ltd...........................   6,200    228,367
#   UNY Group Holdings Co., Ltd....................... 119,700    766,882
*   Usen Corp.........................................  39,380    115,847
    Ushio, Inc........................................  55,000    715,030
    USS Co., Ltd......................................  10,200    156,689
#*  UT Group Co., Ltd.................................  10,900     48,958
    Utoc Corp.........................................   7,500     24,216
    Valor Holdings Co., Ltd...........................  21,300    461,144
#   Vector, Inc.......................................   3,600     65,452
    Village Vanguard Co., Ltd.........................   1,800     22,737
    Vital KSK Holdings, Inc...........................  27,600    208,846
#   Vitec Holdings Co., Ltd...........................   5,000     49,119
    VT Holdings Co., Ltd..............................  35,400    207,611
    Wacoal Holdings Corp..............................  92,000  1,075,624
#   Wacom Co., Ltd....................................  47,200    179,580
#   Wakachiku Construction Co., Ltd...................  64,000     70,231
    Wakita & Co., Ltd.................................  22,800    170,637
    Warabeya Nichiyo Co., Ltd.........................  10,300    215,668
#*  WATAMI Co., Ltd...................................   8,100     56,671
    WDB Holdings Co., Ltd.............................   1,900     16,003
    Weathernews, Inc..................................   1,700     56,652
#   Welcia Holdings Co., Ltd..........................   3,800    205,173
#   West Holdings Corp................................  15,900    106,369
    WIN-Partners Co., Ltd.............................   1,000     12,839
    Wood One Co., Ltd.................................   6,000     12,077
    World Holdings Co., Ltd...........................   3,200     36,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Wowow, Inc........................................   4,400 $105,490
    Xebio Holdings Co., Ltd...........................  16,900  298,026
    Y A C Co., Ltd....................................   3,700   25,970
    Yachiyo Industry Co., Ltd.........................   3,900   31,628
    Yahagi Construction Co., Ltd......................  18,600  116,421
#   Yaizu Suisankagaku Industry Co., Ltd..............   4,600   39,273
    Yakult Honsha Co., Ltd............................   1,700   78,310
    YAMABIKO Corp.....................................  18,000  127,936
#   Yamada Denki Co., Ltd............................. 155,500  753,034
#   Yamagata Bank, Ltd. (The).........................  86,000  331,923
    Yamaguchi Financial Group, Inc....................  72,000  779,670
    Yamaha Corp.......................................  22,700  541,813
    Yamaha Motor Co., Ltd.............................  18,400  368,563
    Yamaichi Electronics Co., Ltd.....................  10,500   66,315
    Yamanashi Chuo Bank, Ltd. (The)...................  94,000  441,455
    Yamatane Corp.....................................  68,000   99,376
    Yamato Corp.......................................   2,600   10,883
#   Yamato Holdings Co., Ltd..........................  12,700  278,838
    Yamato Kogyo Co., Ltd.............................  24,600  582,428
    Yamaya Corp.......................................   2,600   44,415
    Yamazaki Baking Co., Ltd..........................  23,000  501,697
    Yamazen Corp......................................  20,000  166,748
    Yaoko Co., Ltd....................................   5,400  226,180
    Yashima Denki Co., Ltd............................   2,000    9,185
#   Yaskawa Electric Corp.............................  31,800  352,890
    Yasuda Logistics Corp.............................   8,900   59,096
    Yellow Hat, Ltd...................................   9,300  179,554
    Yodogawa Steel Works, Ltd.........................  13,700  253,770
    Yokogawa Bridge Holdings Corp.....................  18,500  166,876
#   Yokogawa Electric Corp............................  26,400  295,603
#   Yokohama Reito Co., Ltd...........................  26,500  233,221
    Yokohama Rubber Co., Ltd. (The)...................  47,099  706,096
    Yokowo Co., Ltd...................................   5,600   30,379
    Yomeishu Seizo Co., Ltd...........................   2,100   34,616
    Yomiuri Land Co., Ltd.............................  25,000   86,234
    Yondenko Corp.....................................   8,000   25,771
    Yondoshi Holdings, Inc............................   6,600  149,370
    Yonekyu Corp......................................   3,400   71,115
#   Yonex Co., Ltd....................................   4,900  135,752
    Yorozu Corp.......................................  10,100  216,139
#   Yoshinoya Holdings Co., Ltd.......................  27,600  334,873
    Yuasa Funashoku Co., Ltd..........................  15,000   41,999
    Yuasa Trading Co., Ltd............................   7,100  159,852
    Yuken Kogyo Co., Ltd..............................  13,000   25,653
#   Yumeshin Holdings Co., Ltd........................   5,500   26,569
    Yurtec Corp.......................................  22,000  168,223
    Yusen Logistics Co., Ltd..........................  11,800  139,905
    Yushin Precision Equipment Co., Ltd...............     600    9,616
    Yushiro Chemical Industry Co., Ltd................   6,300   69,688
    Yutaka Giken Co., Ltd.............................     600   11,863
    Zappallas, Inc....................................   5,000   17,712
#*  Zenitaka Corp. (The)..............................  22,000   96,459
    Zenkoku Hosho Co., Ltd............................     700   21,938

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
#   Zenrin Co., Ltd...................................  11,600 $    239,672
    Zensho Holdings Co., Ltd..........................  31,700      385,627
    Zeon Corp.........................................  68,000      458,654
    ZERIA Pharmaceutical Co., Ltd.....................   6,000       70,390
    Zojirushi Corp....................................   5,000       71,619
#   Zuiko Corp........................................   1,900       65,408
    Zuken, Inc........................................   7,500       70,836
                                                               ------------
TOTAL JAPAN...........................................          393,036,691
                                                               ------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV............................  59,921    1,892,596
    Accell Group......................................   8,953      181,802
    Aegon NV(007924103)...............................   8,380       47,599
    Aegon NV(5927375)................................. 349,068    1,973,970
    AFC Ajax NV.......................................      70          635
    Akzo Nobel NV.....................................  21,538    1,381,597
*   Altice NV Class A.................................   2,923       42,156
    AMG Advanced Metallurgical Group NV...............  20,949      190,918
    Amsterdam Commodities NV..........................   6,494      158,903
#*  APERAM SA.........................................  36,339    1,135,227
    Arcadis NV........................................  38,378      514,651
#   ArcelorMittal(B295F26)............................ 144,651      552,567
#   ArcelorMittal(B03XPL1)............................  45,105      171,118
    ASM International NV..............................  33,844    1,348,031
    ASML Holding NV...................................   8,114      745,159
    BE Semiconductor Industries NV....................  25,635      519,509
    Beter Bed Holding NV..............................   5,711      133,217
    BinckBank NV......................................  43,227      344,715
    Boskalis Westminster..............................  36,900    1,453,611
#   Brunel International NV...........................  12,816      214,993
    Corbion NV........................................  44,480      988,834
#   Delta Lloyd NV....................................  99,056      585,989
    DOCdata NV........................................   1,407        1,511
*   Fugro NV..........................................  57,948      853,787
#   Gemalto NV........................................  13,938      837,552
#*  Heijmans NV.......................................  14,443      111,371
    Heineken NV.......................................   6,899      599,055
    Hunter Douglas NV.................................     297       11,922
    IMCD Group NV.....................................   1,811       64,201
    ING Groep NV...................................... 227,723    2,594,286
    ING Groep NV Sponsored ADR........................ 105,277    1,220,160
    KAS Bank NV.......................................  10,033      107,011
    Kendrion NV.......................................   8,940      209,808
    Koninklijke Ahold NV..............................  91,225    2,063,476
*   Koninklijke BAM Groep NV.......................... 150,097      806,513
    Koninklijke DSM NV................................  71,745    3,477,623
    Koninklijke KPN NV................................ 354,163    1,370,487
    Koninklijke Philips NV(500472303).................  45,594    1,216,448
    Koninklijke Philips NV(5986622)...................  24,247      645,691
    Koninklijke Vopak NV..............................  32,652    1,420,211
    Nederland Apparatenfabriek........................     853       27,664
    NN Group NV.......................................  24,040      814,451
*   Ordina NV.........................................  64,198       67,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
*   PostNL NV......................................... 130,194 $   473,786
    Randstad Holding NV...............................  20,790   1,132,613
    RELX NV...........................................  68,627   1,145,141
    RELX NV Sponsored ADR.............................   8,411     140,968
#*  SBM Offshore NV................................... 121,372   1,602,241
    Sligro Food Group NV..............................  12,035     441,128
#*  SNS Reaal NV......................................  28,066          --
*   Telegraaf Media Groep NV..........................   7,861      32,166
    TKH Group NV......................................  26,815     996,561
    TNT Express NV.................................... 153,743   1,311,574
*   TomTom NV.........................................  72,672     754,091
    USG People NV.....................................  41,390     772,462
    Van Lanschot NV...................................   1,232      29,760
    Wessanen..........................................  34,146     289,897
    Wolters Kluwer NV.................................  51,007   1,736,964
                                                               -----------
TOTAL NETHERLANDS.....................................          43,958,270
                                                               -----------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd..................................  60,764      74,182
    Air New Zealand, Ltd.............................. 280,590     538,298
    Auckland International Airport, Ltd............... 109,481     394,979
*   Chorus, Ltd....................................... 131,497     320,597
*   Chorus, Ltd. ADR..................................     462       5,588
#   Contact Energy, Ltd............................... 173,640     519,032
*   Diligent Corp.....................................   6,274      24,402
    Ebos Group, Ltd...................................  22,848     199,700
    Fisher & Paykel Healthcare Corp., Ltd.............  58,638     329,635
    Fletcher Building, Ltd.(6341606)..................  95,645     428,779
    Fletcher Building, Ltd.(6341617)..................   3,803      17,064
    Fonterra Co-operative Group, Ltd..................   4,713      18,104
    Freightways, Ltd..................................  50,209     207,021
    Genesis Energy, Ltd...............................  84,844     104,684
    Hallenstein Glasson Holdings, Ltd.................   5,478      11,657
    Heartland Bank, Ltd............................... 135,050     108,613
    Infratil, Ltd..................................... 116,980     235,246
    Kathmandu Holdings, Ltd...........................  26,036      25,745
#   Mainfreight, Ltd..................................  35,327     341,321
    Meridian Energy, Ltd..............................  20,488      31,312
    Metlifecare, Ltd..................................  71,028     203,701
    Mighty River Power, Ltd...........................  35,226      60,701
    New Zealand Oil & Gas, Ltd........................  53,150      14,362
    New Zealand Refining Co., Ltd. (The)..............  51,036     122,762
    Nuplex Industries, Ltd............................ 111,984     301,919
    NZX, Ltd..........................................  45,203      30,544
    PGG Wrightson, Ltd................................  41,016      10,921
*   Pike River Coal, Ltd..............................  12,312          --
#   Port of Tauranga, Ltd.............................  13,291     161,074
    Restaurant Brands New Zealand, Ltd................  20,431      55,994
    Ryman Healthcare, Ltd.............................  38,622     201,619
    Skellerup Holdings, Ltd...........................  52,697      49,333
#   SKY Network Television, Ltd....................... 159,014     472,305
    SKYCITY Entertainment Group, Ltd.................. 220,125     668,114
    Spark New Zealand, Ltd............................ 279,156     610,614

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Summerset Group Holdings, Ltd..................... 117,151 $  302,206
    Tower, Ltd........................................  64,178     75,967
    Trade Me Group, Ltd............................... 174,029    453,618
    TrustPower, Ltd...................................   8,621     42,186
    Vector, Ltd.......................................  33,846     70,910
#   Warehouse Group, Ltd. (The).......................  50,707     88,142
*   Xero, Ltd.........................................  11,098    121,377
    Z Energy, Ltd.....................................  13,511     58,990
                                                               ----------
TOTAL NEW ZEALAND.....................................          8,113,318
                                                               ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.................... 168,462    116,658
    AF Gruppen ASA....................................   2,703     39,115
#*  Akastor ASA.......................................  18,972     19,079
    Aker ASA Class A..................................  14,329    255,146
    Aker Solutions ASA................................  86,645    262,787
#   American Shipping Co. ASA.........................  26,041     76,342
*   Archer, Ltd.......................................  14,492      7,591
#   Atea ASA..........................................  32,113    261,390
    Austevoll Seafood ASA.............................  75,955    487,366
    Bakkafrost P/F....................................  14,734    490,740
    Bonheur ASA.......................................   5,168     29,973
    Borregaard ASA....................................  21,276    107,979
    BW LPG, Ltd.......................................  19,488    149,634
    BW Offshore, Ltd.................................. 193,828     47,677
*   Deep Sea Supply P.L.C.............................  74,823     10,824
#*  Det Norske Oljeselskap ASA........................  34,534    210,974
    DNB ASA...........................................  46,929    566,248
#*  DNO ASA...........................................  82,820     55,490
*   DOF ASA...........................................  11,186      4,983
    Ekornes ASA.......................................   5,411     58,529
    Farstad Shipping ASA..............................   4,288      7,601
*   Fred Olsen Energy ASA.............................  31,264    124,779
    Frontline, Ltd....................................  63,278    139,467
    Ganger Rolf ASA...................................   2,279     11,536
    Gjensidige Forsikring ASA.........................  10,181    162,001
    Golar LNG, Ltd....................................   3,400     63,308
    Grieg Seafood ASA.................................   7,041     23,482
#   Hexagon Composites ASA............................  31,640     75,453
#   Hoegh LNG Holdings, Ltd...........................   7,408     77,240
*   Kongsberg Automotive ASA.......................... 310,793    211,092
#   Kongsberg Gruppen ASA.............................   4,995     79,656
    Kvaerner ASA...................................... 106,500     82,921
    Leroy Seafood Group ASA...........................   6,817    261,444
    Marine Harvest ASA................................  26,487    361,004
#*  Nordic Semiconductor ASA..........................  40,223    188,018
    Norsk Hydro ASA................................... 262,347    872,151
#*  Norske Skogindustrier ASA......................... 103,385     26,307
#*  Norwegian Air Shuttle ASA.........................   5,505    167,313
    Ocean Yield ASA...................................  13,726     95,119
#*  Odfjell SE Class A................................   5,645     15,669
#   Opera Software ASA................................  32,075    164,194
    Orkla ASA.........................................  38,727    313,743

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
NORWAY -- (Continued)
#   Petroleum Geo-Services ASA........................    129,235 $   394,376
#   Prosafe SE........................................     75,309     122,708
*   Q-Free ASA........................................      3,734       4,088
#*  REC Silicon ASA...................................  1,225,076     187,940
    Salmar ASA........................................     11,015     217,185
    Schibsted ASA Class A.............................      1,854      54,417
*   Schibsted ASA Class B.............................      3,368      94,716
#*  Seadrill, Ltd.....................................    111,291     230,372
    Selvaag Bolig ASA.................................      3,666      10,666
*   Sevan Marine ASA..................................     11,522      24,049
    Solstad Offshore ASA..............................      2,300       4,581
#*  Songa Offshore....................................    199,550      20,385
    SpareBank 1 SMN...................................     21,095     114,374
    SpareBank 1 SR-Bank ASA...........................     63,633     263,378
    Statoil ASA.......................................    107,111   1,465,650
    Statoil ASA Sponsored ADR.........................      7,272      98,899
    Stolt-Nielsen, Ltd................................     13,080     150,212
*   Storebrand ASA....................................    180,989     737,215
*   Subsea 7 SA.......................................     95,706     573,100
#   TGS Nopec Geophysical Co. ASA.....................     24,176     350,366
    Tomra Systems ASA.................................     35,644     346,044
    Veidekke ASA......................................     20,561     257,570
#   Wilh Wilhelmsen ASA...............................     32,962     123,829
#   Wilh Wilhelmsen Holding ASA Class A...............      7,331     106,960
    XXL ASA...........................................      3,925      41,311
    Yara International ASA............................      6,974     264,382
                                                                  -----------
TOTAL NORWAY..........................................             13,040,796
                                                                  -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................     51,633     209,789
*   Banco BPI SA......................................    247,225     270,554
#*  Banco Comercial Portugues SA Class R.............. 12,304,197     520,503
*   Banco Espirito Santo SA...........................    712,067          --
    CTT-Correios de Portugal SA.......................     38,692     336,103
    EDP Renovaveis SA.................................    112,147     871,338
    Galp Energia SGPS SA..............................     78,751     934,351
    Jeronimo Martins SGPS SA..........................     12,685     176,909
#   Mota-Engil SGPS SA................................     42,247      66,641
    NOS SGPS SA.......................................     51,445     373,335
    Portucel SA.......................................    192,471     644,316
    REN - Redes Energeticas Nacionais SGPS SA.........     57,026     171,418
*   Sonae Capital SGPS SA.............................     41,822      23,309
    Sonae SGPS SA.....................................    469,891     526,947
    Teixeira Duarte SA................................     31,098       9,903
                                                                  -----------
TOTAL PORTUGAL........................................              5,135,416
                                                                  -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd......................................     40,000      13,891
    Accordia Golf Trust...............................     63,000      22,807
    Amara Holdings, Ltd...............................     90,000      24,947
    Ascendas India Trust..............................     42,700      24,049
    ASL Marine Holdings, Ltd..........................     74,200      17,276

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
SINGAPORE -- (Continued)
*   Ausgroup, Ltd.....................................   435,061 $ 35,181
    Banyan Tree Holdings, Ltd.........................    84,000   22,100
*   Biosensors International Group, Ltd...............   761,500  412,883
    Bonvests Holdings, Ltd............................    30,000   25,003
*   Boustead Projects, Ltd............................    26,174   12,409
    Boustead Singapore, Ltd...........................   133,832   74,596
    Breadtalk Group, Ltd..............................    64,000   46,459
    Bukit Sembawang Estates, Ltd......................    29,000   89,356
*   Bund Center Investment, Ltd.......................    88,000   10,302
    CapitaLand, Ltd...................................   277,001  602,145
    Centurion Corp., Ltd..............................   167,400   41,994
    China Aviation Oil Singapore Corp., Ltd...........    82,100   37,568
*   China Everbright Water, Ltd.......................   212,800   70,780
    China Merchants Holdings Pacific, Ltd.............   252,945  139,898
    Chip Eng Seng Corp., Ltd..........................   245,000  111,420
    City Developments, Ltd............................    54,200  265,871
#   Civmec, Ltd.......................................   140,800   36,412
    ComfortDelGro Corp., Ltd..........................     6,800   13,588
#   Cosco Corp. Singapore, Ltd........................   674,200  160,639
    CSE Global, Ltd...................................   336,000  103,922
#   CWT, Ltd..........................................   163,000  210,673
    Dairy Farm International Holdings, Ltd............     7,300   45,256
    DBS Group Holdings, Ltd...........................    93,033  924,872
*   Del Monte Pacific, Ltd............................   222,059   54,957
*   Delong Holdings, Ltd..............................    33,000    1,862
#   Dyna-Mac Holdings, Ltd............................   230,000   21,886
    Elec & Eltek International Co., Ltd...............    14,000    8,788
    Eu Yan Sang International, Ltd....................    20,000    5,953
#   Ezion Holdings, Ltd............................... 1,050,880  385,863
#*  Ezra Holdings, Ltd................................ 1,882,853   76,349
    Falcon Energy Group, Ltd..........................   203,000   25,119
    Far East Orchard, Ltd.............................    55,984   57,757
#   First Resources, Ltd..............................   145,900  179,717
*   FJ Benjamin Holdings, Ltd.........................    75,000    4,147
    Fragrance Group, Ltd..............................   222,000   29,165
    Frasers Centrepoint, Ltd..........................   107,100  124,237
*   Gallant Venture, Ltd..............................   254,500   39,429
    Genting Singapore P.L.C...........................   257,100  128,238
*   Geo Energy Resources, Ltd.........................   196,000   16,885
    GL, Ltd...........................................   109,000   66,053
    Global Premium Hotels, Ltd........................     9,279    1,899
*   GMG Global, Ltd...................................   128,500   28,004
    Golden Agri-Resources, Ltd........................ 3,098,800  811,744
    Great Eastern Holdings, Ltd.......................     3,000   42,230
#   GuocoLand, Ltd....................................    65,333   77,866
    Hi-P International, Ltd...........................    76,000   21,818
    Hiap Hoe, Ltd.....................................    39,000   18,760
#   Ho Bee Land, Ltd..................................   148,100  195,709
    Hong Fok Corp., Ltd...............................   144,800   70,368
    Hong Leong Asia, Ltd..............................    49,000   26,425
    Hotel Grand Central, Ltd..........................     6,335    5,182
    Hour Glass, Ltd. (The)............................   108,000   55,989
*   HTL International Holdings, Ltd...................    41,000   19,048

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
SINGAPORE -- (Continued)
    Hutchison Port Holdings Trust..................... 1,703,900 $814,134
    Hwa Hong Corp., Ltd...............................    21,000    4,245
#   Hyflux, Ltd.......................................   343,500  117,784
    Indofood Agri Resources, Ltd......................   289,000   87,794
*   InnoTek, Ltd......................................    37,000    4,460
    Innovalues, Ltd...................................    77,200   45,955
    Interplex Holdings, Ltd...........................    51,000   28,586
*   Interra Resources, Ltd............................    93,600    3,740
    IPC Corp., Ltd....................................    23,800   32,461
    Jardine Cycle & Carriage, Ltd.....................     6,644  175,546
    k1 Ventures, Ltd..................................    78,600   52,765
    Keppel Corp., Ltd.................................    66,200  236,088
    Keppel Infrastructure Trust.......................   260,262   84,236
    Keppel Telecommunications & Transportation, Ltd...    37,500   37,474
    Koh Brothers Group, Ltd...........................   175,000   33,264
    KSH Holdings, Ltd.................................    56,100   19,892
*   Li Heng Chemical Fibre Technologies, Ltd..........    23,000   16,238
    Lian Beng Group, Ltd..............................   252,000   75,268
    Low Keng Huat Singapore, Ltd......................    78,000   31,906
    M1, Ltd...........................................    85,600  139,203
    Mandarin Oriental International, Ltd..............     6,600    8,932
*   Marco Polo Marine, Ltd............................    39,000    5,203
    Mermaid Maritime PCL..............................   262,000   22,186
#   Midas Holdings, Ltd...............................   771,500  138,892
#   Nam Cheong, Ltd...................................   600,000   43,103
#*  Neptune Orient Lines, Ltd.........................   496,250  431,887
    Nera Telecommunications, Ltd......................    43,000   18,352
#   Noble Group, Ltd.................................. 2,344,300  518,152
*   OKH Global, Ltd...................................    56,700   25,074
    Olam International, Ltd...........................   155,800  178,106
#   OSIM International, Ltd...........................   105,600   75,581
*   Otto Marine, Ltd..................................    34,650    5,732
#   OUE, Ltd..........................................   165,200  191,608
    Oversea-Chinese Banking Corp., Ltd................   125,487  702,236
    Overseas Education, Ltd...........................    31,900   10,414
#   Oxley Holdings, Ltd...............................   118,000   34,996
    Pacific Radiance, Ltd.............................   132,700   28,241
    Pan-United Corp., Ltd.............................    47,000   19,557
    Penguin International, Ltd........................   305,400   28,766
    Petra Foods, Ltd..................................    22,300   36,191
    Q&M Dental Group Singapore, Ltd...................    17,500    8,329
    QAF, Ltd..........................................    97,253   70,822
#   Raffles Education Corp., Ltd......................   497,420   83,693
    Raffles Medical Group, Ltd........................    68,057  194,356
    Religare Health Trust.............................   143,500   94,975
    Riverstone Holdings, Ltd..........................    39,600   29,533
    Rotary Engineering, Ltd...........................   130,000   27,917
    SATS, Ltd.........................................   117,380  321,133
    SembCorp Industries, Ltd..........................   385,400  686,778
#   SembCorp Marine, Ltd..............................   179,700  198,699
    Sheng Siong Group, Ltd............................   248,200  145,809
    SHS Holdings, Ltd.................................   141,000   27,350

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SINGAPORE -- (Continued)
*   SIIC Environment Holdings, Ltd....................  18,460 $     8,513
    Sim Lian Group, Ltd...............................  51,000      28,723
#   Sinarmas Land, Ltd................................ 570,000     168,893
    Sing Investments & Finance, Ltd...................  13,500      11,227
    Singapore Airlines, Ltd........................... 118,600     922,656
    Singapore Exchange, Ltd...........................  44,400     221,187
    Singapore Post, Ltd............................... 276,200     259,970
    Singapore Press Holdings, Ltd.....................  58,000     145,587
    Singapore Technologies Engineering, Ltd...........  65,800     133,473
    Singapore Telecommunications, Ltd................. 144,400     358,061
#*  Sino Grandness Food Industry Group, Ltd........... 216,600      52,155
#   SMRT Corp., Ltd................................... 106,000     113,876
    Stamford Land Corp., Ltd.......................... 217,000      74,435
    StarHub, Ltd......................................  37,300      88,925
    Sunningdale Tech, Ltd............................. 103,800      58,904
*   SunVic Chemical Holdings, Ltd..................... 184,600      18,368
    Super Group, Ltd.................................. 218,300     116,434
#*  Swiber Holdings, Ltd.............................. 189,500      24,613
    Swissco Holdings, Ltd............................. 196,500      26,831
    Tat Hong Holdings, Ltd............................ 172,000      56,458
    Tiong Woon Corp. Holding, Ltd..................... 136,000      13,355
    Tuan Sing Holdings, Ltd........................... 183,531      40,127
    UMS Holdings, Ltd................................. 207,250      73,728
    United Engineers, Ltd............................. 260,200     326,450
#   United Industrial Corp., Ltd...................... 110,380     233,187
    United Overseas Bank, Ltd.........................  70,363     894,509
    UOB-Kay Hian Holdings, Ltd........................ 112,387     109,463
    UOL Group, Ltd.................................... 147,587     584,695
    UPP Holdings, Ltd................................. 134,000      15,033
    Valuetronics Holdings, Ltd........................ 113,000      30,566
#*  Vard Holdings, Ltd................................ 399,000      42,649
    Venture Corp., Ltd................................  68,500     375,293
    Vibrant Group, Ltd................................ 155,703      34,091
    Wee Hur Holdings, Ltd............................. 112,000      20,640
    Wheelock Properties Singapore, Ltd................  70,600      67,788
    Wilmar International, Ltd......................... 135,600     274,162
    Wing Tai Holdings, Ltd............................ 307,068     331,696
    Yeo Hiap Seng, Ltd................................  10,160       9,309
*   Yongnam Holdings, Ltd............................. 149,000      34,981
    Zhongmin Baihui Retail Group, Ltd.................   7,900       9,764
                                                               -----------
TOTAL SINGAPORE.......................................          19,062,161
                                                               -----------
SPAIN -- (2.3%)
    Abertis Infraestructuras SA.......................  21,978     327,432
    Acciona SA........................................  12,398     952,447
    Acerinox SA.......................................  40,938     369,208
    ACS Actividades de Construccion y Servicios SA....  14,194     360,605
#   Adveo Group International SA......................  10,419      64,976
    Almirall SA.......................................  23,967     462,723
#   Amadeus IT Holding SA Class A.....................  26,130   1,067,116
    Applus Services SA................................   9,237      75,399
    Atresmedia Corp de Medios de Comunicacion SA......  24,791     235,262
    Banco Bilbao Vizcaya Argentaria SA................ 221,479   1,425,566

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
SPAIN -- (Continued)
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..    60,499 $  391,429
    Banco de Sabadell SA.............................. 1,270,390  2,299,323
    Banco Popular Espanol SA..........................   570,797  1,542,262
    Banco Santander SA................................   853,014  3,655,528
    Banco Santander SA Sponsored ADR..................   185,656    777,899
    Bankia SA.........................................   389,822    387,929
    Bankinter SA......................................    98,471    687,166
*   Baron de Ley......................................       844     88,407
#   Bolsas y Mercados Espanoles SHMSF SA..............    26,757    803,869
    CaixaBank SA......................................   522,128  1,586,357
#*  Caja de Ahorros del Mediterraneo..................     8,736         --
*   Cementos Portland Valderrivas SA..................     8,539     47,353
    Cia de Distribucion Integral Logista Holdings SA..     4,797    100,002
    Cie Automotive SA.................................    17,555    256,006
    Construcciones y Auxiliar de Ferrocarriles SA.....       777    206,242
    Distribuidora Internacional de Alimentacion SA....   116,145    626,074
#   Duro Felguera SA..................................    21,132     27,418
    Ebro Foods SA.....................................    19,601    384,165
*   eDreams ODIGEO SA.................................    18,358     30,481
    Elecnor SA........................................     6,222     44,794
    Enagas SA.........................................    38,067  1,107,223
    Ence Energia y Celulosa SA........................    53,231    169,750
    Endesa SA.........................................    20,253    392,083
*   Ercros SA.........................................    85,372     46,023
    Faes Farma SA.....................................    57,158    167,541
    Ferrovial SA......................................    16,677    365,440
    Fluidra SA........................................     6,648     22,304
#*  Fomento de Construcciones y Contratas SA..........    34,505    260,263
    Gamesa Corp. Tecnologica SA.......................    83,465  1,559,842
    Gas Natural SDG SA................................    31,276    614,387
    Grifols SA........................................    13,116    273,747
    Grupo Catalana Occidente SA.......................    11,445    351,311
#*  Grupo Ezentis SA..................................    87,009     36,954
    Iberdrola SA......................................   462,592  3,251,679
    Iberpapel Gestion SA..............................     2,459     44,946
#*  Indra Sistemas SA.................................    33,977    335,919
*   Inmobiliaria Colonial SA..........................   259,989    174,165
    Laboratorios Farmaceuticos Rovi SA................     1,703     25,851
*   Liberbank SA......................................   286,249    396,425
    Mapfre SA.........................................   457,179  1,026,939
    Mediaset Espana Comunicacion SA...................    49,694    483,268
    Melia Hotels International SA.....................    15,605    170,411
    Miquel y Costas & Miquel SA.......................     2,868    107,984
*   NH Hotel Group SA.................................    56,492    234,707
    Obrascon Huarte Lain SA...........................    86,771    464,270
    Papeles y Cartones de Europa SA...................    26,665    140,885
*   Pescanova SA......................................     4,776         --
*   Pharma Mar SA.....................................    60,251    153,016
#*  Promotora de Informaciones SA Class A.............    12,695     65,924
    Prosegur Cia de Seguridad SA......................    85,620    384,075
#*  Quabit Inmobiliaria SA............................   474,475     22,737
*   Realia Business SA................................    21,924     20,934
    Red Electrica Corp. SA............................     7,038    569,824

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Repsol SA......................................... 152,768 $ 1,583,973
    Repsol SA Sponsored ADR...........................   9,972     104,207
#   Sacyr SA.......................................... 131,688     222,105
*   Solaria Energia y Medio Ambiente SA...............   8,257       5,097
    Tecnicas Reunidas SA..............................  11,631     387,561
*   Tecnocom Telecomunicaciones y Energia SA..........  12,308      15,581
    Telefonica SA.....................................  78,954     833,318
    Telefonica SA Sponsored ADR.......................  91,145     956,111
#   Tubacex SA........................................  44,867      81,081
#   Tubos Reunidos SA.................................  29,237      18,903
#   Vidrala SA........................................   7,153     350,183
    Viscofan SA.......................................  12,366     741,194
*   Vocento SA........................................   6,613       8,854
    Zardoya Otis SA...................................  50,731     534,441
                                                               -----------
TOTAL SPAIN...........................................          38,566,874
                                                               -----------
SWEDEN -- (2.8%)
    AAK AB............................................   7,647     497,779
    Acando AB.........................................  84,854     168,517
    AddTech AB Class B................................  12,687     173,572
    AF AB Class B.....................................  28,292     446,121
    Alfa Laval AB.....................................  12,261     211,394
*   Arcam AB..........................................   1,614      33,104
*   Arise AB..........................................   1,403       2,909
    Assa Abloy AB Class B.............................  12,675     268,648
    Atrium Ljungberg AB Class B.......................   6,004      86,830
    Avanza Bank Holding AB............................   7,719     291,168
    Axfood AB.........................................  19,709     344,839
    B&B Tools AB Class B..............................  11,595     148,400
    Beijer Alma AB....................................   9,601     215,206
    Beijer Electronics AB.............................     728       4,171
    Beijer Ref AB Class B.............................   5,568     121,663
    Betsson AB........................................  29,823     476,713
    Bilia AB Class A..................................  22,177     415,938
    BillerudKorsnas AB................................  69,289   1,104,116
    BioGaia AB Class B................................   3,923     117,696
    Biotage AB........................................  10,917      29,553
    Bjorn Borg AB.....................................   8,838      31,006
    Boliden AB........................................ 138,544   1,927,510
    Bulten AB.........................................  12,258     111,063
    Bure Equity AB....................................  35,913     267,847
    Byggmax Group AB..................................  40,307     335,284
    Castellum AB......................................  32,297     481,504
    Cavotec SA........................................   1,266       4,000
    Clas Ohlson AB Class B............................  17,247     285,952
*   Cloetta AB Class B................................ 100,581     323,378
    Com Hem Holding AB................................  14,512     122,637
    Concentric AB.....................................  24,609     250,067
*   Concordia Maritime AB Class B.....................  17,237      35,976
    Dios Fastigheter AB...............................  11,134      73,202
*   Doro AB...........................................  11,575      78,360
    Duni AB...........................................  17,010     254,640
    Electrolux AB Series B............................  23,576     513,537

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
#   Elekta AB Class B.................................  25,887 $  193,054
    Enea AB...........................................   2,950     31,292
#*  Eniro AB.......................................... 214,472     21,954
    Fabege AB.........................................  27,604    427,959
*   Fastighets AB Balder..............................   5,442    121,595
#*  Fingerprint Cards AB Class B......................   1,876    101,521
    Getinge AB Class B................................  14,356    316,210
    Granges AB........................................   1,563     12,136
    Gunnebo AB........................................  21,301    106,136
    Haldex AB.........................................  25,076    216,833
    Hemfosa Fastigheter AB............................  12,317    121,711
    Hexagon AB Class B................................  15,086    503,063
    Hexpol AB.........................................  39,391    349,547
    HIQ International AB..............................  22,739    132,215
    Holmen AB Class B.................................  36,258  1,039,168
    Hufvudstaden AB Class A...........................  12,033    165,815
    Husqvarna AB Class A..............................  15,332     97,830
    Husqvarna AB Class B.............................. 100,708    639,672
    ICA Gruppen AB....................................  12,335    436,256
#   Indutrade AB......................................  10,141    539,885
    Intrum Justitia AB................................  21,026    696,727
    ITAB Shop Concept AB Class B......................   1,303     38,229
    JM AB.............................................  29,802    820,738
    KappAhl AB........................................  45,208    180,002
#*  Karolinska Development AB Class B.................   1,834      2,009
#   Klovern AB Class B................................  86,110     85,953
    KNOW IT AB........................................   5,593     37,013
    Kungsleden AB.....................................  27,468    183,688
    Lagercrantz Group AB Class B......................  10,239     80,223
    Lindab International AB...........................  48,053    347,013
    Loomis AB Class B.................................  23,495    699,707
#*  Lundin Petroleum AB...............................   7,830    112,577
    Meda AB Class A...................................  99,825  1,074,296
*   Medivir AB Class B................................  13,312    104,312
    Mekonomen AB......................................  11,538    235,584
    Millicom International Cellular SA................   6,190    273,459
    Modern Times Group MTG AB Class B.................  17,281    458,340
    MQ Holding AB.....................................  20,968    104,642
    Mycronic AB.......................................  32,009    287,067
    NCC AB Class A....................................     977     33,032
    NCC AB Class B....................................  24,075    817,330
*   Net Insight AB Class B............................  39,352     28,561
#   NetEnt AB.........................................  11,256    562,934
#   New Wave Group AB Class B.........................  25,404     91,293
    Nibe Industrier AB Class B........................  23,322    673,932
    Nobia AB..........................................  43,256    483,228
    Nolato AB Class B.................................  15,580    411,495
    Nordea Bank AB.................................... 180,870  1,821,307
    Nordnet AB Class B................................  39,912    159,093
    OEM International AB Class B......................   1,100     16,551
    Opus Group AB.....................................  21,544     14,394
*   Oriflame Holding AG...............................   3,042     42,849
    Peab AB...........................................  94,124    714,726

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
#*  Pricer AB Class B................................. 115,737 $   110,257
    Proact IT Group AB................................   6,447      91,612
*   Qliro Group AB....................................  42,235      34,544
    Ratos AB Class B.................................. 129,842     696,163
*   RaySearch Laboratories AB.........................   2,839      32,366
    Rezidor Hotel Group AB............................  38,402     131,306
    Saab AB Class B...................................  25,413     767,120
    Sagax AB Class B..................................   8,377      61,364
    Sandvik AB........................................  60,152     503,370
#*  SAS AB............................................  92,401     265,867
    Scandi Standard AB................................  19,541     125,474
    Securitas AB Class B..............................  38,142     562,217
    Semcon AB.........................................   5,805      27,762
#*  Sensys Gatso Group AB............................. 103,238      32,171
    Skandinaviska Enskilda Banken AB Class A.......... 114,794   1,106,442
    Skanska AB Class B................................  30,904     596,249
    SKF AB Class A....................................   2,752      41,845
    SKF AB Class B....................................  34,665     528,696
    SkiStar AB........................................  13,262     179,578
#*  SSAB AB Class A(B17H0S8).......................... 100,191     241,659
#*  SSAB AB Class A(BPRBWK4)..........................  19,797      47,648
#*  SSAB AB Class B(B17H3F6)..........................  23,650      49,680
*   SSAB AB Class B(BPRBWM6)..........................  50,538     105,821
    Svenska Cellulosa AB SCA Class A..................   2,560      75,511
    Svenska Cellulosa AB SCA Class B.................. 129,598   3,840,979
    Svenska Handelsbanken AB Class A..................  84,882   1,068,019
#   Svenska Handelsbanken AB Class B..................   2,754      35,971
    Sweco AB..........................................   7,375     108,260
    Sweco AB Class B..................................   9,511     139,870
    Swedbank AB Class A...............................  52,559   1,102,310
    Swedish Match AB..................................  10,042     357,222
*   Swedish Orphan Biovitrum AB.......................   7,246      91,715
    Systemair AB......................................     819      10,636
    Tele2 AB Class B.................................. 119,795     996,145
    Telefonaktiebolaget LM Ericsson Class A...........   4,300      36,989
    Telefonaktiebolaget LM Ericsson Class B........... 100,202     890,042
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  27,188     241,973
    TeliaSonera AB.................................... 351,894   1,661,990
*   Transcom Worldwide AB.............................   2,321      22,770
    Trelleborg AB Class B.............................  58,923   1,017,056
    Unibet Group P.L.C................................  73,728     834,496
*   Victoria Park AB Class B..........................  19,283      33,114
    Vitrolife AB......................................   5,059     159,366
    Volvo AB Class A..................................  13,728     126,786
    Volvo AB Class B..................................  51,616     468,820
    Wallenstam AB Class B.............................  25,578     182,205
    Wihlborgs Fastigheter AB..........................  15,510     297,978
                                                               -----------
TOTAL SWEDEN..........................................          47,659,890
                                                               -----------
SWITZERLAND -- (6.6%)
    ABB, Ltd.......................................... 130,956   2,262,920
    ABB, Ltd. Sponsored ADR...........................  16,820     290,986
    Actelion, Ltd.....................................   5,856     771,701

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Adecco SA.........................................  20,714 $1,271,636
*   AFG Arbonia-Forster Holding AG....................  21,519    208,057
    Allreal Holding AG................................   8,579  1,131,455
#   Alpiq Holding AG..................................   2,317    238,181
    ALSO Holding AG...................................     321     19,917
    ams AG............................................  21,890    604,475
    APG SGA SA........................................     523    203,376
    Aryzta AG.........................................  43,253  1,978,959
    Ascom Holding AG..................................  24,492    390,956
    Autoneum Holding AG...............................   2,195    478,880
    Bachem Holding AG Class B.........................   1,478     75,115
    Baloise Holding AG................................  24,208  2,967,533
    Bank Coop AG......................................   1,479     59,836
    Banque Cantonale de Geneve........................     163     42,195
    Banque Cantonale Vaudoise.........................   1,980  1,195,402
    Barry Callebaut AG................................     904  1,034,897
    Basler Kantonalbank...............................     599     40,115
    Belimo Holding AG.................................     158    358,297
    Bell AG...........................................      51    179,064
    Bellevue Group AG.................................   4,826     67,495
#   Berner Kantonalbank AG............................   1,586    299,524
    BKW AG............................................   4,206    153,708
    Bobst Group SA....................................   6,272    257,500
    Bossard Holding AG Class A........................   2,917    268,619
    Bucher Industries AG..............................   4,074    835,332
    Burckhardt Compression Holding AG.................   1,579    492,957
    Burkhalter Holding AG.............................   1,062    109,637
    Calida Holding AG.................................   3,845    115,350
    Carlo Gavazzi Holding AG..........................      42      8,704
    Cembra Money Bank AG..............................  12,760    767,736
    Cham Paper Holding AG.............................      17      4,121
#*  Charles Voegele Holding AG........................   4,299     31,238
    Chocoladefabriken Lindt & Sprungli AG.............       3    207,199
    Cie Financiere Richemont SA.......................  23,937  1,555,806
    Cie Financiere Tradition SA.......................     543     32,314
    Clariant AG....................................... 182,599  2,981,735
    Coltene Holding AG................................   2,325    140,522
    Conzzeta AG.......................................     498    300,354
*   Cosmo Pharmaceuticals SA..........................   1,277    187,472
    Credit Suisse Group AG............................ 109,797  1,945,094
    Credit Suisse Group AG Sponsored ADR..............  15,972    284,302
    Daetwyler Holding AG..............................   3,298    421,026
    DKSH Holding AG...................................  13,438    827,447
    dorma+kaba Holding AG Class B.....................   1,362    841,372
*   Dufry AG..........................................  18,446  2,000,144
    Edmond de Rothschild Suisse SA....................       1     15,531
    EFG International AG..............................  28,589    249,232
    Emmi AG...........................................   1,664    767,664
    EMS-Chemie Holding AG.............................     615    258,139
    Energiedienst Holding AG..........................   1,258     30,685
#*  Evolva Holding SA.................................   5,334      4,467
    Feintool International Holding AG.................     929     70,614
    Flughafen Zuerich AG..............................   3,315  2,444,219

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Forbo Holding AG..................................     675 $  716,384
    Galenica AG.......................................   1,180  1,648,681
    GAM Holding AG.................................... 102,998  1,438,940
    Gategroup Holding AG..............................  20,047    741,064
    Geberit AG........................................   2,030    719,571
    Georg Fischer AG..................................   2,629  1,737,403
    Givaudan SA.......................................     592  1,108,629
    Gurit Holding AG..................................     235    119,091
    Helvetia Holding AG...............................   4,510  2,350,265
    HOCHDORF Holding AG...............................     235     39,510
    Huber & Suhner AG.................................   6,427    271,693
    Implenia AG.......................................   8,416    412,919
    Inficon Holding AG................................     873    247,736
    Interroll Holding AG..............................     407    313,865
    Intershop Holding AG..............................     324    130,936
    Julius Baer Group, Ltd............................  50,459  2,141,824
    Jungfraubahn Holding AG...........................      27      2,487
    Kardex AG.........................................   5,120    366,933
    Komax Holding AG..................................   2,903    616,251
    Kudelski SA.......................................  27,224    373,791
    Kuehne + Nagel International AG...................   2,059    272,509
    Kuoni Reisen Holding AG...........................   2,845    885,542
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  28,089  1,191,172
    LafargeHolcim, Ltd.(7110753)......................  35,104  1,477,489
    LEM Holding SA....................................     221    162,356
    Liechtensteinische Landesbank AG..................   5,044    178,155
*   LifeWatch AG......................................   2,286     36,840
    Logitech International SA(B18ZRK2)................  57,852    917,948
#   Logitech International SA(H50430232)..............  43,913    696,021
    Lonza Group AG....................................  20,074  3,075,323
    Luzerner Kantonalbank AG..........................   1,715    636,994
    MCH Group AG......................................     200     11,940
    Metall Zug AG.....................................     108    266,081
#*  Meyer Burger Technology AG........................  32,461    187,180
    Micronas Semiconductor Holding AG.................  18,141    130,896
    Mikron Holding AG.................................   4,766     25,641
    Mobilezone Holding AG.............................   9,046    127,021
    Mobimo Holding AG.................................   4,088    863,080
    Nestle SA......................................... 110,012  8,104,844
    Novartis AG.......................................  52,784  4,089,357
#   Novartis AG Sponsored ADR.........................  73,269  5,712,784
    OC Oerlikon Corp. AG..............................  80,689    720,158
*   Orascom Development Holding AG....................   9,372     81,835
#*  Orell Fuessli Holding AG..........................     184     20,340
    Orior AG..........................................   3,225    191,439
    Panalpina Welttransport Holding AG................   3,313    321,591
    Partners Group Holding AG.........................   1,784    643,408
    Phoenix Mecano AG.................................     223     95,239
*   Plazza AG.........................................     538    104,272
    PSP Swiss Property AG.............................   5,001    426,163
    Rieter Holding AG.................................   2,560    474,533
    Romande Energie Holding SA........................      63     57,190
    Schaffner Holding AG..............................     372     78,151

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
SWITZERLAND -- (Continued)
    Schindler Holding AG..............................   1,534 $    237,055
*   Schmolz + Bickenbach AG........................... 310,797      149,209
    Schweiter Technologies AG.........................     631      519,138
    SFS Group AG......................................   1,194       77,569
    SGS SA............................................     229      445,050
    Siegfried Holding AG..............................   2,524      465,180
    Sika AG...........................................     327    1,170,214
    Sonova Holding AG.................................   5,419      650,913
    St Galler Kantonalbank AG.........................   1,122      397,794
    Straumann Holding AG..............................   2,325      705,923
    Sulzer AG.........................................   7,779      709,459
#   Swatch Group AG (The)(7184725)....................   4,654    1,591,706
    Swatch Group AG (The)(7184736)....................   9,624      638,700
    Swiss Life Holding AG.............................  12,759    3,252,326
    Swiss Prime Site AG...............................   7,847      627,980
    Swiss Re AG.......................................  45,227    4,210,011
    Swisscom AG.......................................   1,621      806,324
    Swissquote Group Holding SA.......................   5,026      129,137
    Syngenta AG.......................................   6,551    2,412,177
    Syngenta AG ADR...................................   6,335      468,030
    Tamedia AG........................................     823      136,937
    Tecan Group AG....................................   2,508      362,163
    Temenos Group AG..................................  15,719      764,044
*   Tornos Holding AG.................................   2,333        6,809
    U-Blox AG.........................................   2,638      532,107
    UBS Group AG(BRJL176).............................  91,512    1,512,250
*   UBS Group AG(H42097107)...........................  93,702    1,559,201
    Valiant Holding AG................................   8,309      906,703
    Valora Holding AG.................................   2,614      538,282
    Vaudoise Assurances Holding SA....................     583      285,085
    Vetropack Holding AG..............................      68       94,248
    Vontobel Holding AG...............................  19,980      841,678
    VP Bank AG........................................     379       31,136
    VZ Holding AG.....................................     437      116,939
    Walliser Kantonalbank.............................     560       41,712
    Walter Meier AG...................................     525       18,074
    Ypsomed Holding AG................................     784      109,287
    Zehnder Group AG..................................   6,719      236,677
    Zug Estates Holding AG............................      50       72,117
#   Zuger Kantonalbank AG.............................      25      116,728
    Zurich Insurance Group AG.........................  11,738    2,601,908
                                                               ------------
TOTAL SWITZERLAND.....................................          113,090,657
                                                               ------------
UNITED KINGDOM -- (15.4%)
    3i Group P.L.C....................................  48,597      308,117
    4imprint Group P.L.C..............................     979       16,506
    888 Holdings P.L.C................................ 103,048      257,689
    A.G.BARR P.L.C....................................  30,375      228,493
    AA P.L.C..........................................  12,601       53,117
    Aberdeen Asset Management P.L.C................... 126,356      445,387
    Acacia Mining P.L.C............................... 113,340      334,868
    Acal P.L.C........................................   5,153       19,065
    Admiral Group P.L.C...............................  25,512      648,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
#   Afren P.L.C.......................................   449,270 $       45
    Aggreko P.L.C.....................................    36,677    447,712
    Amec Foster Wheeler P.L.C.........................    65,613    388,472
    Amlin P.L.C.......................................   182,769  1,744,864
    Anglo American P.L.C..............................   210,298    838,819
    Anglo Pacific Group P.L.C.........................    39,934     32,422
    Anglo-Eastern Plantations P.L.C...................        19        144
    Antofagasta P.L.C.................................    49,690    271,168
    ARM Holdings P.L.C................................    28,342    404,309
    ARM Holdings P.L.C. Sponsored ADR.................    15,184    654,127
    Arrow Global Group P.L.C..........................    22,469     72,066
#   Ashmore Group P.L.C...............................   145,839    458,625
    Ashtead Group P.L.C...............................    97,961  1,263,724
    Associated British Foods P.L.C....................    11,073    499,542
    AstraZeneca P.L.C.................................       956     61,557
    AstraZeneca P.L.C. Sponsored ADR..................    81,313  2,619,905
    AVEVA Group P.L.C.................................    22,171    423,676
    Aviva P.L.C.......................................   192,036  1,324,425
    Avon Rubber P.L.C.................................     3,735     42,418
    B&M European Value Retail SA......................    12,331     49,533
    Babcock International Group P.L.C.................   103,094  1,351,001
    BAE Systems P.L.C.................................   200,216  1,480,766
*   Balfour Beatty P.L.C..............................   310,543  1,113,577
    Barclays P.L.C....................................   257,747    689,698
    Barclays P.L.C. Sponsored ADR.....................   223,299  2,407,163
    Barratt Developments P.L.C........................   426,314  3,656,799
    BBA Aviation P.L.C................................   373,754    870,719
    Beazley P.L.C.....................................   230,428  1,238,982
    Bellway P.L.C.....................................    61,661  2,448,415
    Berendsen P.L.C...................................    66,575  1,038,121
    Berkeley Group Holdings P.L.C.....................    51,343  2,595,725
    Betfair Group P.L.C...............................    20,939  1,311,064
    BG Group P.L.C....................................   132,145  1,999,724
    BGEO Group P.L.C..................................    12,645    320,153
    BHP Billiton P.L.C................................     3,376     32,781
#   BHP Billiton P.L.C. ADR...........................    83,946  1,649,539
    Bloomsbury Publishing P.L.C.......................     1,815      3,879
    Bodycote P.L.C....................................   106,730    834,757
    Booker Group P.L.C................................   341,245    812,088
    Bovis Homes Group P.L.C...........................    74,535    998,765
    BP P.L.C..........................................   305,632  1,650,480
    BP P.L.C. Sponsored ADR...........................   283,591  9,179,840
    Braemar Shipping Services P.L.C...................     1,625     10,729
    Brammer P.L.C.....................................    38,592     93,380
    Brewin Dolphin Holdings P.L.C.....................   142,075    567,750
    British Polythene Industries P.L.C................     9,952     98,722
    Britvic P.L.C.....................................    84,683    874,272
*   BTG P.L.C.........................................    78,457    657,512
    Bunzl P.L.C.......................................    25,249    675,475
    Burberry Group P.L.C..............................    26,801    459,289
    Bwin Party Digital Entertainment P.L.C............   311,258    557,494
    Cable & Wireless Communications P.L.C............. 1,281,055  1,262,843
*   Cairn Energy P.L.C................................   149,987    306,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Cape P.L.C........................................  65,540 $  211,222
    Capita P.L.C......................................  34,060    573,324
    Capital & Counties Properties P.L.C...............  59,925    317,105
    Carclo P.L.C......................................   6,128     12,048
    Card Factory P.L.C................................  11,025     54,875
#   Carillion P.L.C................................... 197,948    777,952
    Carnival P.L.C....................................   6,432    320,858
#   Carnival P.L.C. ADR...............................   4,899    246,567
    Castings P.L.C....................................   9,986     66,833
    Centamin P.L.C.................................... 825,658    800,819
    Centaur Media P.L.C...............................   3,412      3,293
    Centrica P.L.C.................................... 369,046  1,082,820
    Chemring Group P.L.C.............................. 105,062    251,723
    Chesnara P.L.C....................................  49,447    230,658
    Cineworld Group P.L.C............................. 100,573    725,747
*   Circassia Pharmaceuticals P.L.C...................   4,660     19,335
    Clarkson P.L.C....................................   2,968     87,311
    Close Brothers Group P.L.C........................  67,202  1,238,180
    Cobham P.L.C...................................... 420,265  1,525,814
    Coca-Cola HBC AG..................................  38,901    796,601
    Communisis P.L.C.................................. 101,723     64,588
    Computacenter P.L.C...............................  35,350    416,896
    Connect Group P.L.C...............................  51,329    107,470
    Consort Medical P.L.C.............................  17,497    253,336
    Costain Group P.L.C...............................  24,243    121,441
    Countrywide P.L.C.................................   5,801     29,099
    Cranswick P.L.C...................................  20,109    600,132
    Crest Nicholson Holdings P.L.C....................  32,990    269,777
    Creston P.L.C.....................................   3,606      5,344
    Croda International P.L.C.........................  21,428    875,112
    Daejan Holdings P.L.C.............................     223     19,501
    Daily Mail & General Trust P.L.C..................  92,207    892,873
    Dairy Crest Group P.L.C...........................  99,724    930,385
    Darty P.L.C.......................................  67,500     97,923
    DCC P.L.C.........................................  17,872  1,379,771
    De La Rue P.L.C...................................  27,797    176,816
    Debenhams P.L.C................................... 636,231    714,352
    Dechra Pharmaceuticals P.L.C......................  37,315    533,005
    Devro P.L.C.......................................  92,522    395,072
    Diageo P.L.C......................................  19,906    535,899
    Diageo P.L.C. Sponsored ADR.......................  15,627  1,682,559
#   Dialight P.L.C....................................   4,498     28,745
    Dignity P.L.C.....................................  15,901    533,926
    Diploma P.L.C.....................................  62,660    600,231
    Direct Line Insurance Group P.L.C................. 240,714  1,292,994
    Dixons Carphone P.L.C............................. 164,176  1,113,430
    Domino's Pizza Group P.L.C........................  55,078    774,812
    Drax Group P.L.C.................................. 144,381    521,115
    DS Smith P.L.C.................................... 348,902  1,825,538
    Dunelm Group P.L.C................................  30,786    385,541
    E2V Technologies P.L.C............................  30,273     91,455
    easyJet P.L.C.....................................  21,203    470,001
    Electrocomponents P.L.C........................... 293,057    879,097

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C................................... 198,603 $  609,923
*   Energy Assets Group P.L.C.........................   1,327      9,280
#*  EnQuest P.L.C..................................... 388,180     86,541
*   Enterprise Inns P.L.C............................. 297,962    392,378
    Essentra P.L.C....................................  68,713    722,091
    esure Group P.L.C.................................  45,473    162,943
    Euromoney Institutional Investor P.L.C............   7,506     96,011
*   Evraz P.L.C....................................... 105,482     94,196
    Experian P.L.C....................................  52,061    888,101
    Fenner P.L.C......................................  78,601    119,226
    Ferrexpo P.L.C.................................... 120,599     29,823
    Fidessa Group P.L.C...............................  14,890    400,098
*   Findel P.L.C......................................  17,993     50,007
*   Firstgroup P.L.C.................................. 555,324    739,612
    Fortune Oil CVR................................... 427,324        548
    Foxtons Group P.L.C...............................  10,913     26,315
    Fresnillo P.L.C...................................     219      2,267
    Fuller Smith & Turner P.L.C. Class A..............   7,612    125,008
    G4S P.L.C......................................... 199,201    646,688
    Galliford Try P.L.C...............................  48,609  1,033,107
    Gem Diamonds, Ltd.................................  64,607    108,779
    Genus P.L.C.......................................  17,235    353,719
    GKN P.L.C......................................... 225,405    901,880
    Glencore P.L.C.................................... 355,907    458,869
    Go-Ahead Group P.L.C..............................  16,219    569,450
    Grafton Group P.L.C...............................  74,277    746,565
    Grainger P.L.C....................................  44,400    146,655
    Greencore Group P.L.C............................. 213,825  1,187,792
    Greene King P.L.C................................. 136,025  1,713,454
    Greggs P.L.C......................................  51,904    773,597
    Halfords Group P.L.C.............................. 139,324    757,341
    Halma P.L.C....................................... 134,243  1,606,380
    Hargreaves Lansdown P.L.C.........................  31,344    611,067
    Hays P.L.C........................................ 477,180    866,412
    Headlam Group P.L.C...............................  22,865    160,241
    Helical Bar P.L.C.................................  52,863    304,097
    Henderson Group P.L.C............................. 250,329    995,988
    Henry Boot P.L.C..................................     736      2,339
    Hikma Pharmaceuticals P.L.C.......................  27,436    791,905
    Hill & Smith Holdings P.L.C.......................  45,850    491,768
    Hilton Food Group P.L.C...........................     435      3,235
    Hiscox, Ltd....................................... 115,241  1,636,785
#*  Hochschild Mining P.L.C........................... 100,031     67,292
    Hogg Robinson Group P.L.C.........................  16,257     16,329
    Home Retail Group P.L.C........................... 492,921    963,763
    HomeServe P.L.C................................... 142,923    827,447
    Howden Joinery Group P.L.C........................ 218,842  1,567,503
    HSBC Holdings P.L.C............................... 150,776  1,063,350
    HSBC Holdings P.L.C. Sponsored ADR................ 225,279  7,974,877
    Hunting P.L.C.....................................  65,022    286,523
    Huntsworth P.L.C..................................  36,761     19,005
    ICAP P.L.C........................................ 168,115  1,162,969
    IG Group Holdings P.L.C........................... 137,677  1,444,336

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
*   Imagination Technologies Group P.L.C..............   103,892 $  197,079
    IMI P.L.C.........................................    51,417    593,721
    Inchcape P.L.C....................................   192,165  1,975,895
    Indivior P.L.C....................................    60,146    130,206
    Informa P.L.C.....................................   145,260  1,321,073
    Inmarsat P.L.C....................................    82,293  1,295,660
    InterContinental Hotels Group P.L.C...............    10,413    342,185
    InterContinental Hotels Group P.L.C. ADR..........     6,335    209,944
    Intermediate Capital Group P.L.C..................    22,369    186,471
    International Consolidated Airlines Group SA......    96,420    745,583
*   International Ferro Metals, Ltd...................    82,212        797
    Interserve P.L.C..................................    66,357    443,820
    Intertek Group P.L.C..............................    23,108    936,589
    Investec P.L.C....................................   135,621    862,834
*   IP Group P.L.C....................................    42,083    111,627
    ITE Group P.L.C...................................   106,663    214,090
    ITV P.L.C.........................................   234,522    896,547
    J D Wetherspoon P.L.C.............................    46,471    448,770
    J Sainsbury P.L.C.................................   683,557  2,400,026
    James Fisher & Sons P.L.C.........................    21,193    326,688
    Jardine Lloyd Thompson Group P.L.C................    39,044    465,469
    JD Sports Fashion P.L.C...........................    28,824    471,050
    John Menzies P.L.C................................    25,765    150,535
    John Wood Group P.L.C.............................   129,119  1,193,492
    Johnson Matthey P.L.C.............................    22,833    807,706
*   Johnston Press P.L.C..............................     1,448        732
    Jupiter Fund Management P.L.C.....................   127,043    756,156
    Just Retirement Group P.L.C.......................     4,668      9,863
#*  KAZ Minerals P.L.C................................   217,989    359,522
    KCOM Group P.L.C..................................   192,713    320,128
    Keller Group P.L.C................................    38,010    444,632
    Kier Group P.L.C..................................    59,391  1,132,524
    Kingfisher P.L.C..................................   175,675    822,090
    Ladbrokes P.L.C...................................   384,837    701,108
    Laird P.L.C.......................................   153,823    782,252
*   Lamprell P.L.C....................................   166,629    199,363
    Lancashire Holdings, Ltd..........................    79,018    706,356
    Laura Ashley Holdings P.L.C.......................    45,699     16,525
    Lavendon Group P.L.C..............................    37,311     72,125
    Legal & General Group P.L.C.......................   457,957  1,598,415
*   Liberty Global P.L.C. Class A.....................     2,331     80,204
*   Liberty Global P.L.C. Series C....................     5,750    191,549
*   Liberty Global P.L.C. LiLAC Class A...............       117      4,102
*   Liberty Global P.L.C. LiLAC Class C...............       288     10,595
    Lloyds Banking Group P.L.C........................ 2,628,435  2,462,468
#   Lloyds Banking Group P.L.C. ADR...................   139,093    529,944
    London Stock Exchange Group P.L.C.................    15,430    546,373
    Lookers P.L.C.....................................   166,283    375,193
    Low & Bonar P.L.C.................................    33,427     29,935
    LSL Property Services P.L.C.......................    11,670     41,810
    Man Group P.L.C...................................   824,409  1,928,010
    Management Consulting Group P.L.C.................    29,849      6,242

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Marks & Spencer Group P.L.C....................... 163,936 $  995,405
    Marshalls P.L.C...................................  56,963    250,550
    Marston's P.L.C................................... 327,771    738,954
    McBride P.L.C.....................................  45,137     99,759
    Mears Group P.L.C.................................  33,326    202,295
    Meggitt P.L.C..................................... 205,430  1,068,439
    Melrose Industries P.L.C..........................  57,689    245,952
    Merlin Entertainments P.L.C.......................  83,077    492,481
    Michael Page International P.L.C..................  89,686    520,794
    Micro Focus International P.L.C...................  32,220    638,184
    Millennium & Copthorne Hotels P.L.C...............  81,635    484,087
    Mitchells & Butlers P.L.C......................... 105,841    439,400
    Mitie Group P.L.C................................. 208,584    842,680
    MJ Gleeson P.L.C..................................     400      3,418
    Mondi P.L.C.......................................  43,037    701,632
    Moneysupermarket.com Group P.L.C.................. 167,136    808,705
    Morgan Advanced Materials P.L.C................... 141,589    430,670
    Morgan Sindall Group P.L.C........................  20,115    205,266
*   Mothercare P.L.C..................................  34,783    103,974
    N Brown Group P.L.C...............................  75,881    337,337
    National Express Group P.L.C...................... 206,161    892,617
    NCC Group P.L.C...................................  54,096    244,077
    Next P.L.C........................................   6,961    689,949
    Northgate P.L.C...................................  77,105    368,084
    Novae Group P.L.C.................................  22,275    260,516
#*  Ocado Group P.L.C.................................  54,464    206,032
    Old Mutual P.L.C.................................. 454,998  1,110,040
    OneSavings Bank P.L.C.............................  23,015    100,430
*   Ophir Energy P.L.C................................ 136,133    175,002
    Oxford Instruments P.L.C..........................  18,136    189,882
    Paragon Group of Cos. P.L.C. (The)................  12,987     58,534
    PayPoint P.L.C....................................  13,827    156,209
    Pearson P.L.C.....................................  15,716    177,425
    Pearson P.L.C. Sponsored ADR......................  41,865    470,144
    Pendragon P.L.C................................... 235,928    133,097
#   Pennon Group P.L.C................................  67,150    851,149
    Persimmon P.L.C...................................  70,577  2,059,385
    Petra Diamonds, Ltd............................... 215,274    272,603
    Petrofac, Ltd.....................................  84,960    968,211
*   Petropavlovsk P.L.C............................... 109,298      8,687
    Pets at Home Group P.L.C..........................  45,151    165,937
    Phoenix Group Holdings............................ 106,243  1,317,121
    Photo-Me International P.L.C......................  63,150    139,353
    Playtech P.L.C....................................  67,189    738,374
    Polypipe Group P.L.C..............................  13,243     59,234
    Poundland Group P.L.C.............................  34,353     69,765
    Premier Farnell P.L.C............................. 154,321    221,868
*   Premier Foods P.L.C............................... 444,224    236,519
*   Premier Oil P.L.C................................. 221,499     59,967
    Provident Financial P.L.C.........................   7,663    322,330
    Prudential P.L.C..................................  55,436  1,089,105
    Prudential P.L.C. ADR.............................   2,030     79,860
*   Punch Taverns P.L.C...............................   6,980     11,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    PZ Cussons P.L.C..................................  46,037 $  175,135
    QinetiQ Group P.L.C............................... 293,228    972,698
    Randgold Resources, Ltd...........................  20,873  1,481,363
    Rank Group P.L.C..................................  47,899    190,965
    Rathbone Brothers P.L.C...........................   1,905     61,399
*   Raven Russia, Ltd.................................  26,852     12,877
    REA Holdings P.L.C................................   1,822      6,910
    Reckitt Benckiser Group P.L.C.....................   6,876    611,559
    Redrow P.L.C...................................... 115,167    731,932
    Regus P.L.C....................................... 229,606    970,614
    RELX P.L.C........................................  40,625    714,775
#   RELX P.L.C. Sponsored ADR.........................  34,053    606,484
    Renishaw P.L.C....................................  12,134    316,103
*   Renold P.L.C......................................  12,120      8,269
    Rentokil Initial P.L.C............................ 549,881  1,231,154
    Restaurant Group P.L.C. (The)..................... 110,647    842,964
    Rexam P.L.C....................................... 170,712  1,463,711
    Ricardo P.L.C.....................................  20,450    231,686
    Rightmove P.L.C...................................  27,272  1,556,103
    Rio Tinto P.L.C...................................   5,471    134,159
#   Rio Tinto P.L.C. Sponsored ADR....................  62,149  1,531,973
    RM P.L.C..........................................   8,611     19,822
    Robert Walters P.L.C..............................  19,328     91,308
    Rolls-Royce Holdings P.L.C........................ 118,619    943,560
    Rotork P.L.C...................................... 231,380    566,515
*   Royal Bank of Scotland Group P.L.C................ 179,218    648,816
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.  20,418    150,481
    Royal Dutch Shell P.L.C. Class A..................     582     12,714
    Royal Dutch Shell P.L.C. Class B..................   6,539    142,471
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206). 139,400  6,123,842
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 113,939  5,028,128
    Royal Mail P.L.C.................................. 181,679  1,194,423
    RPC Group P.L.C................................... 125,708  1,350,431
    RPS Group P.L.C...................................  97,021    253,655
    RSA Insurance Group P.L.C......................... 281,468  1,680,480
    SABMiller P.L.C...................................  14,306    856,684
    Saga P.L.C........................................  19,682     55,305
    Sage Group P.L.C. (The)........................... 118,808  1,059,065
    Savills P.L.C.....................................  76,498    825,414
    Schroders P.L.C.(0239581).........................   4,732    138,213
    Schroders P.L.C.(0240549).........................   7,255    283,462
    SDL P.L.C.........................................  26,218    167,941
    Senior P.L.C...................................... 169,070    528,990
    Sepura P.L.C......................................   6,972     17,313
*   Serco Group P.L.C.................................  31,940     38,989
    Severfield P.L.C..................................  65,902     55,477
    Severn Trent P.L.C................................  17,651    553,907
    Shanks Group P.L.C................................ 242,828    308,432
    Shire P.L.C.......................................   8,763    491,534
#   Shire P.L.C. ADR..................................   3,402    572,557
    SIG P.L.C......................................... 287,356    551,563
#   Sky P.L.C.........................................  58,293    901,945
*   Skyepharma P.L.C..................................  17,329     97,625

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Smith & Nephew P.L.C..............................  40,935 $  681,886
    Smith & Nephew P.L.C. Sponsored ADR...............  23,126    776,109
    Smiths Group P.L.C................................  55,681    753,318
    Soco International P.L.C..........................  85,908    197,394
    Spectris P.L.C....................................  44,338  1,004,359
    Speedy Hire P.L.C................................. 241,247    142,740
    Spirax-Sarco Engineering P.L.C....................  21,792    951,158
    Spire Healthcare Group P.L.C......................  14,129     65,363
    Spirent Communications P.L.C...................... 122,722    129,918
*   Sportech P.L.C....................................   2,757      2,321
*   Sports Direct International P.L.C.................  38,696    230,100
    SSE P.L.C.........................................  76,767  1,592,865
    SSP Group P.L.C...................................   6,075     24,803
    St. Ives P.L.C....................................  23,231     73,908
    St. James's Place P.L.C...........................  60,565    829,215
    St. Modwen Properties P.L.C.......................  94,197    521,691
    Stagecoach Group P.L.C............................ 147,789    587,148
    Standard Chartered P.L.C.......................... 154,840  1,044,549
    Standard Life P.L.C............................... 116,297    607,635
    Sthree P.L.C......................................  12,874     56,434
    Stobart Group, Ltd................................  54,541     79,861
    SuperGroup P.L.C..................................  21,861    458,787
    Synthomer P.L.C................................... 156,302    656,997
#   TalkTalk Telecom Group P.L.C...................... 176,147    552,105
    Tate & Lyle P.L.C................................. 226,992  2,033,990
    Taylor Wimpey P.L.C............................... 790,495  2,179,664
    Ted Baker P.L.C...................................  10,883    466,207
#   Telecom Plus P.L.C................................  24,121    346,770
*   Tesco P.L.C....................................... 449,902  1,119,411
*   Thomas Cook Group P.L.C........................... 386,976    591,968
    Topps Tiles P.L.C.................................  57,768    112,425
    Travis Perkins P.L.C..............................  56,837  1,487,141
    Tribal Group P.L.C................................   1,288        452
    Trifast P.L.C.....................................  26,856     43,809
    Trinity Mirror P.L.C.............................. 239,454    514,082
    TT Electronics P.L.C..............................  69,537    157,597
    TUI AG(B11LJN4)...................................  44,549    756,568
    TUI AG(5666292)...................................  86,705  1,467,069
    Tullett Prebon P.L.C.............................. 133,721    643,900
*   Tullow Oil P.L.C..................................  20,388     50,532
    U & I Group P.L.C.................................  50,916    153,192
    UBM P.L.C......................................... 125,345    937,680
    UDG Healthcare P.L.C.............................. 104,413    780,496
    Ultra Electronics Holdings P.L.C..................  39,136  1,064,811
    UNITE Group P.L.C. (The)..........................  62,460    574,403
    United Utilities Group P.L.C......................  36,035    493,018
    UTV Media P.L.C...................................  27,311     68,491
*   Vectura Group P.L.C............................... 173,641    417,059
#   Vedanta Resources P.L.C...........................  58,676    205,751
    Vesuvius P.L.C.................................... 117,128    506,488
    Victrex P.L.C.....................................  29,968    665,274
    Virgin Money Holdings UK P.L.C....................   1,923      8,656
    Vitec Group P.L.C. (The)..........................   5,880     46,849

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Vodafone Group P.L.C..............................   935,888 $    3,008,271
    Vodafone Group P.L.C. Sponsored ADR...............   142,624      4,592,499
*   Volex P.L.C.......................................     2,165          1,397
    Weir Group P.L.C. (The)...........................    28,599        354,097
    WH Smith P.L.C....................................    39,970      1,054,717
    Whitbread P.L.C...................................    15,605        894,326
    William Hill P.L.C................................   369,163      2,055,184
*   Wincanton P.L.C...................................    20,201         48,429
#   WM Morrison Supermarkets P.L.C.................... 1,367,421      3,420,442
    Wolseley P.L.C....................................    14,580        723,265
    WPP P.L.C.........................................     6,645        144,512
#   WPP P.L.C. Sponsored ADR..........................    10,444      1,136,307
    WS Atkins P.L.C...................................    36,539        754,652
    Xaar P.L.C........................................    23,245        159,113
    Xchanging P.L.C...................................   109,177        295,010
    XP Power, Ltd.....................................     2,558         55,636
    Zoopla Property Group P.L.C.......................     9,550         29,242
                                                                 --------------
TOTAL UNITED KINGDOM..................................              264,508,980
                                                                 --------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C.........................    36,696        934,643
    Equinix, Inc......................................     2,563        795,837
    International Game Technology P.L.C...............     2,589         37,467
    STERIS P.L.C......................................    10,439        723,119
                                                                 --------------
TOTAL UNITED STATES...................................                2,491,066
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,579,339,686
                                                                 --------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................     3,827        263,499
#   Biotest AG........................................     2,127         28,169
    Draegerwerk AG & Co. KGaA.........................     2,007        134,005
    Fuchs Petrolub SE.................................    11,753        482,024
    Henkel AG & Co. KGaA..............................     2,922        310,467
    Jungheinrich AG...................................     6,045        482,402
    Porsche Automobil Holding SE......................    12,760        578,694
    Sartorius AG......................................     1,498        385,307
    Sixt SE...........................................     8,190        304,807
    STO SE & Co. KGaA.................................       655         71,938
    Villeroy & Boch AG................................     2,705         35,705
    Volkswagen AG.....................................    19,018      2,214,676
                                                                 --------------
TOTAL GERMANY.........................................                5,291,693
                                                                 --------------
TOTAL PREFERRED STOCKS................................                5,291,693
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights..     6,648             --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
AUSTRALIA -- (Continued)
*     Centrebet International, Ltd. Litigation
        Rights......................................      6,648 $           --
                                                                --------------
TOTAL AUSTRALIA.....................................                        --
                                                                --------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights...........................      1,270             --
                                                                --------------
HONG KONG -- (0.0%)
*     GCL New Energy Holdings, Ltd. Rights..........    212,999             --
*     Hanison Construction Holdings, Ltd. Rights
        02/05/16....................................     46,486            323
*     International Standard Resources Holdings,
        Ltd. Warrants 11/30/16......................    361,000          1,531
*     Lai Sun Development Co., Ltd. Rights..........  4,125,333             --
*     Skyway Securities Group, Ltd. Warrants
        02/11/17....................................    130,000            685
                                                                --------------
TOTAL HONG KONG.....................................                     2,539
                                                                --------------
ITALY -- (0.0%)
*     Saipem SpA Rights 02/11/16....................     61,756        194,011
                                                                --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA Rights...................................     14,193          6,304
#*    Iberdrola SA Rights 02/01/16..................    577,800         80,720
                                                                --------------
TOTAL SPAIN.........................................                    87,024
                                                                --------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.........        560             --
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                   283,574
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             1,584,914,953
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund................ 11,466,828    132,671,204
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,787,397,944)^^...........................            $1,717,586,157
                                                                ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia.................. $  1,982,650 $   98,102,716   --    $  100,085,366
   Austria....................           --      9,582,393   --         9,582,393
   Belgium....................    1,568,783     31,728,534   --        33,297,317
   Canada.....................  111,491,153          3,264   --       111,494,417
   China......................           --        314,191   --           314,191
   Denmark....................           --     29,323,724   --        29,323,724
   Finland....................    1,027,517     33,790,765   --        34,818,282
   France.....................      473,372    104,520,803   --       104,994,175
   Germany....................    3,699,125     90,900,566   --        94,599,691
   Hong Kong..................      175,584     46,206,009   --        46,381,593
   Ireland....................    1,996,255      7,015,875   --         9,012,130
   Israel.....................    3,166,767     10,104,110   --        13,270,877
   Italy......................    1,076,643     42,424,768   --        43,501,411
   Japan......................    7,724,063    385,312,628   --       393,036,691
   Netherlands................    3,922,901     40,035,369   --        43,958,270
   New Zealand................        5,588      8,107,730   --         8,113,318
   Norway.....................      392,579     12,648,217   --        13,040,796
   Portugal...................           --      5,135,416   --         5,135,416
   Singapore..................       25,074     19,037,087   --        19,062,161
   Spain......................    2,229,646     36,337,228   --        38,566,874
   Sweden.....................      241,973     47,417,917   --        47,659,890
   Switzerland................    9,053,036    104,037,621   --       113,090,657
   United Kingdom.............   48,509,299    215,999,681   --       264,508,980
   United States..............    2,491,066             --   --         2,491,066
Preferred Stocks
   Germany....................           --      5,291,693   --         5,291,693
Rights/Warrants
   Australia..................           --             --   --                --
   Austria....................           --             --   --                --
   Hong Kong..................           --          2,539   --             2,539
   Italy......................           --        194,011   --           194,011
   Spain......................           --         87,024   --            87,024
   Switzerland................           --             --   --                --
Securities Lending Collateral.           --    132,671,204   --       132,671,204
                               ------------ --------------   --    --------------
TOTAL......................... $201,253,074 $1,516,333,083   --    $1,717,586,157
                               ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                         ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company......................         $ 94,763,708
Investment in Dimensional Emerging Markets Value Fund...           30,949,550
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc...... 926,676   16,031,493
                                                                 ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
          COMPANIES (Cost $166,649,514).................          141,744,751
                                                                 ------------
        TOTAL INVESTMENTS -- (100.0%)
          (Cost $166,649,514)^^.........................         $141,744,751
                                                                 ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $141,744,751   --      --    $141,744,751
                                      ------------   --      --    ------------
TOTAL................................ $141,744,751   --      --    $141,744,751
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------- --------
COMMON STOCKS -- (93.4%)

AUSTRALIA -- (4.2%)
    ALS, Ltd..........................................  54,035 $128,124
    Alumina, Ltd...................................... 223,657  167,411
*   APN News & Media, Ltd.............................  75,030   27,761
*   Arrium, Ltd....................................... 378,352   17,917
*   ASG Group, Ltd....................................  21,948   17,975
    Austal, Ltd.......................................  28,355   26,545
*   Australian Agricultural Co., Ltd..................  65,148   62,172
    Australian Pharmaceutical Industries, Ltd.........  47,698   71,154
    Automotive Holdings Group, Ltd....................  20,493   63,531
*   AWE, Ltd..........................................  99,671   37,220
    Bank of Queensland, Ltd...........................  43,712  409,464
    Beach Energy, Ltd................................. 236,577   64,355
    Bendigo and Adelaide Bank, Ltd....................  57,637  443,368
*   Billabong International, Ltd......................  13,437   15,515
    BlueScope Steel, Ltd..............................  88,385  295,732
    Boral, Ltd........................................  83,491  335,024
*   Bradken, Ltd......................................  18,462    5,798
    Brickworks, Ltd...................................   4,353   46,997
*   Broadspectrum, Ltd................................  83,155   71,850
    Cabcharge Australia, Ltd..........................   7,103   15,836
    Cardno, Ltd.......................................   9,125    6,134
*   Carnarvon Petroleum, Ltd.......................... 208,493   12,361
    Cash Converters International, Ltd................  33,510   12,489
    Cedar Woods Properties, Ltd.......................   6,602   20,650
    Challenger, Ltd...................................  65,348  371,921
    Cleanaway Waste Management, Ltd................... 276,072  145,018
    CSR, Ltd..........................................  61,506  112,329
    Dick Smith Holdings, Ltd..........................  12,563    3,156
    Downer EDI, Ltd...................................  78,673  176,138
*   Energy World Corp., Ltd...........................  74,723   11,401
    EQT Holdings, Ltd.................................   1,803   24,245
    Event Hospitality and Entertainment, Ltd..........   6,455   69,609
    Evolution Mining, Ltd............................. 133,691  138,071
    Fairfax Media, Ltd................................ 323,438  205,217
*   Fleetwood Corp., Ltd..............................  13,313   11,136
    Fortescue Metals Group, Ltd....................... 181,610  228,233
    GrainCorp, Ltd. Class A...........................  25,710  156,812
    Greencross, Ltd...................................   5,994   30,755
    GWA Group, Ltd....................................  24,086   34,760
    Harvey Norman Holdings, Ltd.......................  50,021  159,505
    Healthscope, Ltd..................................   8,991   14,213
    HFA Holdings, Ltd.................................  13,577   25,864
    Iluka Resources, Ltd..............................  26,490  103,932
    IMF Bentham, Ltd..................................  13,415   10,919
    Independence Group NL.............................  31,524   49,966
    IOOF Holdings, Ltd................................  29,262  171,752
*   iSelect, Ltd......................................  25,043   15,935
*   Kingsgate Consolidated, Ltd.......................  27,223    4,344
    Metals X, Ltd.....................................  20,566   14,547
*   Metcash, Ltd......................................  92,198  115,773
    Mineral Resources, Ltd............................  21,427   57,265

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
    MMA Offshore, Ltd.................................  42,130 $  9,909
    Monadelphous Group, Ltd...........................   8,330   37,266
*   Mount Gibson Iron, Ltd............................ 109,936   14,495
    Myer Holdings, Ltd................................  85,300   63,333
    MyState, Ltd......................................   7,129   23,073
    Nine Entertainment Co. Holdings, Ltd..............  43,416   51,421
    Nufarm, Ltd.......................................  26,917  132,028
    Orica, Ltd........................................  43,222  440,471
    Orora, Ltd........................................  60,692   94,770
    OZ Minerals, Ltd..................................  53,914  147,476
*   Pacific Brands, Ltd............................... 186,892  107,647
*   Paladin Energy, Ltd............................... 116,576   17,488
    Panoramic Resources, Ltd..........................  42,706    2,512
    Peet, Ltd.........................................  31,208   23,273
*   Perseus Mining, Ltd...............................  53,104   10,407
    PMP, Ltd..........................................  46,886   15,232
    Premier Investments, Ltd..........................  11,030  103,712
    Primary Health Care, Ltd..........................  92,054  162,234
    Programmed Maintenance Services, Ltd..............  28,768   41,316
    Qube Holdings, Ltd................................  53,285   86,997
    RCR Tomlinson, Ltd................................   7,448    9,585
    Reject Shop, Ltd. (The)...........................   2,597   19,381
*   Resolute Mining, Ltd..............................  75,817   17,493
    Retail Food Group, Ltd............................   9,333   30,112
    Ridley Corp., Ltd.................................  58,051   60,973
    Santos, Ltd....................................... 163,945  375,991
*   Saracen Mineral Holdings, Ltd.....................  90,585   45,995
    Select Harvests, Ltd..............................   1,699    6,475
    Seven Group Holdings, Ltd.........................  19,812   67,136
    Seven West Media, Ltd............................. 174,143  103,717
    Shine Corporate, Ltd..............................   8,140    3,095
    Sigma Pharmaceuticals, Ltd........................ 103,482   60,892
    Sims Metal Management, Ltd........................  19,734   96,275
    SMS Management & Technology, Ltd..................   2,737    4,693
*   South32, Ltd...................................... 250,988  176,164
    Southern Cross Media Group, Ltd...................  91,893   74,135
    Star Entertainment Grp, Ltd. (The)................  89,435  345,213
    STW Communications Group, Ltd.....................  45,871   24,779
    Sunland Group, Ltd................................  37,093   42,011
    Tassal Group, Ltd.................................  20,802   71,304
*   Ten Network Holdings, Ltd.........................  17,391   14,922
    TFS Corp., Ltd....................................  20,403   18,761
    Thorn Group, Ltd..................................   7,250   10,299
    Tox Free Solutions, Ltd...........................  12,725   23,880
    Treasury Wine Estates, Ltd........................  78,127  508,491
*   UGL, Ltd..........................................  16,096   25,343
    UXC, Ltd..........................................  39,672   34,068
    Villa World, Ltd..................................   8,923   12,858
    Village Roadshow, Ltd.............................  15,893   78,954
*   Virgin Australia Holdings, Ltd.................... 192,840   67,331
    Virtus Health, Ltd................................   6,908   31,305
    Watpac, Ltd.......................................  13,941   10,489

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Western Areas, Ltd................................  14,148 $   19,252
*   Whitehaven Coal, Ltd..............................  89,281     26,546
    WorleyParsons, Ltd................................  28,275     69,373
                                                               ----------
TOTAL AUSTRALIA.......................................          9,010,550
                                                               ----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG............................     551     50,641
    Austria Technologie & Systemtechnik AG............   2,727     35,412
    Oberbank AG.......................................     309     18,910
    OMV AG............................................  17,846    459,362
*   Raiffeisen Bank International AG..................   9,497    119,790
    Strabag SE........................................   2,668     65,126
    UNIQA Insurance Group AG..........................  10,473     66,254
    Voestalpine AG....................................  10,404    273,616
    Wienerberger AG...................................  21,092    322,765
                                                               ----------
TOTAL AUSTRIA.........................................          1,411,876
                                                               ----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV.........................     784    101,580
    Ageas.............................................  26,755  1,086,545
*   AGFA-Gevaert NV...................................  17,583     75,040
    Banque Nationale de Belgique......................      33    110,024
    Barco NV..........................................   1,081     67,886
    Bekaert SA........................................   4,561    146,949
    Cie Immobiliere de Belgique SA....................     540     24,663
    D'ieteren SA......................................   3,006     98,390
    Deceuninck NV.....................................   9,678     22,715
    Euronav NV........................................  11,262    131,331
*   Nyrstar NV........................................  46,297     67,932
    RealDolmen........................................     138      2,621
    Recticel SA.......................................   6,513     37,443
*   Roularta Media Group NV...........................     516     12,917
    Sioen Industries NV...............................     225      4,062
    Sipef SA..........................................     539     28,326
    Solvay SA.........................................   6,658    551,569
*   Tessenderlo Chemie NV.............................   1,131     29,952
                                                               ----------
TOTAL BELGIUM.........................................          2,599,945
                                                               ----------
BRAZIL -- (1.1%)
    Aliansce Shopping Centers SA......................   6,800     17,857
*   B2W Cia Digital...................................  12,581     41,847
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 257,800    665,533
    Cia Siderurgica Nacional SA.......................  67,900     60,671
    Cosan SA Industria e Comercio.....................  20,300    128,034
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................  36,200     64,823
    Duratex SA........................................  57,300     76,079
    Estacio Participacoes SA..........................  37,900    111,207
    Even Construtora e Incorporadora SA...............  28,100     29,059
    Ez Tec Empreendimentos e Participacoes SA.........   8,000     24,739
    Fleury SA.........................................  11,600     42,408
*   Gafisa SA.........................................  73,100     43,112
    Gerdau SA.........................................  14,800      9,636

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
BRAZIL -- (Continued)
    Guararapes Confeccoes SA..........................   1,400 $   14,140
    Iguatemi Empresa de Shopping Centers SA...........  11,300     57,079
    Iochpe Maxion SA..................................   7,100     19,002
    Kroton Educacional SA............................. 178,300    380,327
*   Magnesita Refratarios SA..........................   3,440     12,737
    MRV Engenharia e Participacoes SA.................  49,700    114,040
    Multiplan Empreendimentos Imobiliarios SA.........   6,900     71,662
    Porto Seguro SA...................................  17,500    114,659
    QGEP Participacoes SA.............................  14,500     15,161
*   Rumo Logistica Operadora Multimodal SA............  13,200      6,264
    Santos Brasil Participacoes SA....................   4,200     12,528
    SLC Agricola SA...................................  10,400     42,625
    Sul America SA....................................  34,419    155,809
                                                               ----------
TOTAL BRAZIL..........................................          2,331,038
                                                               ----------
CANADA -- (4.5%)
*   5N Plus, Inc......................................  11,986     11,978
    Acadian Timber Corp...............................     800     10,273
*   Advantage Oil & Gas, Ltd..........................  36,000    196,588
    Aecon Group, Inc..................................  11,100    114,970
    AGF Management, Ltd. Class B......................  13,600     45,725
*   Alacer Gold Corp..................................  28,700     44,661
    Alamos Gold, Inc. Class A.........................  14,500     47,302
    Alaris Royalty Corp...............................   4,400     74,658
    Algoma Central Corp...............................   1,800     16,973
    Algonquin Power & Utilities Corp..................   8,532     70,039
*   Amaya, Inc........................................   8,457     89,306
    Andrew Peller, Ltd. Class A.......................     800     12,820
*   Argonaut Gold, Inc................................  14,900     11,381
*   Athabasca Oil Corp................................  48,992     51,758
*   B2Gold Corp....................................... 133,000    101,585
*   Bankers Petroleum, Ltd............................  42,000     26,683
    Baytex Energy Corp................................   2,600      5,494
*   Bellatrix Exploration, Ltd........................  22,400     27,502
*   Birchcliff Energy, Ltd............................  14,500     52,063
    Black Diamond Group, Ltd..........................   3,000     12,271
*   BlackPearl Resources, Inc.........................  43,500     18,320
    Bonavista Energy Corp.............................  19,200     26,315
    Bonterra Energy Corp..............................   3,200     37,028
    Canaccord Genuity Group, Inc......................  16,400     57,948
*   Canacol Energy, Ltd...............................  16,200     30,298
    Canadian Energy Services & Technology Corp........   7,173     20,020
    Canadian Oil Sands, Ltd...........................  67,000    449,090
    Canadian Western Bank.............................   8,990    147,341
    Canam Group, Inc..................................   6,900     64,671
    CanWel Building Materials Group, Ltd..............   3,100      9,493
    Canyon Services Group, Inc........................   8,200     25,111
    Capstone Infrastructure Corp......................  16,700     57,459
*   Capstone Mining Corp..............................  58,500     14,824
    Cascades, Inc.....................................  17,400    130,665
    CCL Industries, Inc. Class B......................     133     18,750
*   Celestica, Inc.(2263362)..........................   2,300     20,851
*   Celestica, Inc.(15101Q108)........................  12,240    110,894

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
    Centerra Gold, Inc................................  21,761 $ 99,104
*   Cequence Energy, Ltd..............................  27,500    5,693
    Cervus Equipment Corp.............................   1,000    9,280
    Chesswood Group, Ltd..............................   1,300    8,723
*   China Gold International Resources Corp., Ltd.....  35,100   49,108
*   Claude Resources, Inc.............................  33,500   23,435
    Cogeco, Inc.......................................   1,200   45,871
    Corus Entertainment, Inc. Class B.................   6,000   41,673
*   Crew Energy, Inc..................................  24,600   67,782
*   Delphi Energy Corp................................  28,000   15,590
*   Denison Mines Corp................................  61,500   28,096
*   Detour Gold Corp..................................  21,762  264,704
*   Dominion Diamond Corp.(257287102).................   3,997   42,568
    Dominion Diamond Corp.(B95LX89)...................   8,000   85,374
    Dorel Industries, Inc. Class B....................   6,200  121,929
*   Dundee Precious Metals, Inc.......................  13,100   10,006
    Eldorado Gold Corp................................ 100,198  227,446
    Enbridge Income Fund Holdings, Inc................   7,999  167,129
*   Endeavour Mining Corp.............................   8,200   50,105
*   Endeavour Silver Corp.............................  12,800   15,898
    Enerflex, Ltd.....................................   9,970   91,452
    Enerplus Corp.....................................  12,100   38,350
    Ensign Energy Services, Inc.......................  19,962   94,474
    Equitable Group, Inc..............................   1,000   37,112
*   Essential Energy Services Trust...................  18,500    7,131
    Exchange Income Corp..............................     600   10,228
    Finning International, Inc........................  24,100  306,906
*   First Majestic Silver Corp........................  18,725   56,139
    First Quantum Minerals, Ltd.......................  14,700   31,795
*   Fortuna Silver Mines, Inc.........................  15,615   39,681
    Freehold Royalties, Ltd...........................   7,651   58,493
    Genworth MI Canada, Inc...........................   7,700  133,179
    Gibson Energy, Inc................................  13,561  150,334
    GMP Capital, Inc..................................   4,700   13,621
*   Gran Tierra Energy, Inc...........................  30,622   69,948
    Granite Oil Corp..................................   3,100   17,526
    Guardian Capital Group, Ltd. Class A..............   1,211   14,929
*   Heroux-Devtek, Inc................................   4,600   41,702
    Home Capital Group, Inc...........................   7,298  149,825
    Horizon North Logistics, Inc......................  15,100   19,725
    HudBay Minerals, Inc..............................  39,500   77,821
    Hudson's Bay Co...................................  12,400  153,130
*   IAMGOLD Corp......................................  54,799   79,799
*   Imperial Metals Corp..............................   5,400   17,500
*   Interfor Corp.....................................   6,200   48,019
*   Ithaca Energy, Inc................................  61,500   18,658
*   Ivanhoe Mines, Ltd. Class A.......................  23,500   11,407
*   Kinross Gold Corp................................. 105,309  173,648
*   Kirkland Lake Gold, Inc...........................   9,000   32,058
*   Klondex Mines, Ltd................................   5,400   11,217
    Labrador Iron Ore Royalty Corp....................   5,900   37,399
*   Lake Shore Gold Corp..............................  65,100   59,017
    Laurentian Bank of Canada.........................   6,100  207,702

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
*   Lightstream Resources, Ltd........................ 32,000 $  7,766
    Liquor Stores N.A., Ltd...........................  3,700   19,650
*   Lundin Mining Corp................................ 89,311  221,221
    Major Drilling Group International, Inc........... 13,400   51,079
    Mandalay Resources Corp........................... 53,311   29,683
    Maple Leaf Foods, Inc.............................  4,600   74,932
    Martinrea International, Inc...................... 12,600   84,995
*   MEG Energy Corp...................................  2,500   10,368
*   Merus Labs International, Inc..................... 10,026   14,671
*   Mitel Networks Corp...............................  5,000   36,477
    Nevsun Resources, Ltd............................. 28,607   77,802
*   New Gold, Inc..................................... 58,199  143,327
    Newalta Corp......................................  6,800   13,688
*   NuVista Energy, Ltd............................... 20,100   64,566
    Osisko Gold Royalties, Ltd........................ 11,700  118,929
    Pacific Exploration and Production Corp........... 36,400   21,046
*   Painted Pony Petroleum, Ltd....................... 12,705   38,091
    Pan American Silver Corp.......................... 22,998  152,674
*   Parex Resources, Inc.............................. 15,900  104,759
    Pengrowth Energy Corp............................. 21,500   17,956
    Pizza Pizza Royalty Corp..........................  3,600   32,533
    Precision Drilling Corp........................... 48,100  163,778
*   Pretium Resources, Inc............................  4,100   17,472
*   Primero Mining Corp............................... 21,600   53,811
*   QLT, Inc..........................................  7,700   19,320
    Reitmans Canada, Ltd. Class A.....................  5,800   16,561
*   Richmont Mines, Inc...............................  7,100   25,544
*   RMP Energy, Inc................................... 12,500   13,563
    Rocky Mountain Dealerships, Inc...................  2,700   12,489
    RONA, Inc......................................... 23,000  201,942
    Russel Metals, Inc................................  8,700   97,626
*   Sandstorm Gold, Ltd............................... 17,283   39,355
    Savanna Energy Services Corp...................... 16,400   13,931
    Secure Energy Services, Inc....................... 12,500   66,832
*   SEMAFO, Inc....................................... 36,133   90,274
    Sherritt International Corp....................... 54,700   27,332
*   Sierra Wireless, Inc..............................  6,100   90,962
*   Silver Standard Resources, Inc.................... 12,400   53,994
    Sprott, Inc....................................... 20,200   27,685
    Stuart Olson, Inc.................................  2,000    7,809
*   SunOpta, Inc...................................... 11,564   68,459
    Surge Energy, Inc................................. 29,600   46,696
    Tahoe Resources, Inc.............................. 20,904  162,006
    Teck Resources, Ltd. Class B...................... 14,798   55,246
*   Teranga Gold Corp................................. 54,000   15,419
*   Thompson Creek Metals Co., Inc.................... 32,500    5,104
    TMX Group, Ltd....................................  4,647  134,875
    TORC Oil & Gas, Ltd............................... 11,800   45,654
    Torstar Corp. Class B.............................  9,900   16,537
    Total Energy Services, Inc........................  4,700   48,144
    TransAlta Corp.................................... 29,709  104,339
    Transcontinental, Inc. Class A.................... 11,500  151,374
    TransGlobe Energy Corp............................ 11,399   16,274

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
*   Trilogy Energy Corp...............................     5,400 $   13,646
    Trinidad Drilling, Ltd............................    27,100     37,916
    Uni-Select, Inc...................................       400     17,303
    Veresen, Inc......................................    16,273     92,697
    Wajax Corp........................................     2,100     23,370
    Western Energy Services Corp......................     8,900     23,633
    Westjet Airlines, Ltd.............................     2,556     34,520
    Wi-Lan, Inc.......................................    24,899     27,371
*   Xtreme Drilling & Coil Services Corp..............     8,400     10,014
    Yamana Gold, Inc..................................    45,298     77,927
*   Yellow Pages, Ltd.................................     3,300     37,454
                                                                 ----------
TOTAL CANADA..........................................            9,595,018
                                                                 ----------
CHILE -- (0.2%)
    CAP SA............................................    14,327     29,540
*   Cia Sud Americana de Vapores SA...................   986,754     18,695
    Corpbanca SA...................................... 9,079,195     68,899
    Empresa Nacional de Telecomunicaciones SA.........    15,582    152,545
    Grupo Security SA.................................    37,182      9,899
    Inversiones Aguas Metropolitanas SA...............    56,424     76,699
*   Latam Airlines Group SA Sponsored ADR.............     9,212     47,165
    Ripley Corp. SA...................................    59,454     23,496
    Salfacorp SA......................................    22,155     11,058
    Sigdo Koppers SA..................................    19,794     22,774
    Sociedad Matriz SAAM SA...........................   442,402     27,557
                                                                 ----------
TOTAL CHILE...........................................              488,327
                                                                 ----------
CHINA -- (5.8%)
    361 Degrees International, Ltd....................   113,000     37,175
    Agile Property Holdings, Ltd......................   218,000    105,301
    Ajisen China Holdings, Ltd........................    62,000     25,091
    AMVIG Holdings, Ltd...............................    64,000     24,712
    Angang Steel Co., Ltd. Class H....................   184,000     80,756
*   Anton Oilfield Services Group.....................   160,000     13,590
    Asia Cement China Holdings Corp...................    30,500      6,280
    AVIC International Holdings, Ltd. Class H.........    46,000     20,764
    Bank of Chongqing Co., Ltd. Class H...............    61,500     48,168
    Baoye Group Co., Ltd. Class H.....................    46,000     27,640
    Beijing Capital Land, Ltd. Class H................   124,000     46,496
    Beijing North Star Co., Ltd. Class H..............   176,000     49,970
*   Beijing Properties Holdings, Ltd..................   108,000      6,368
    Belle International Holdings, Ltd.................    84,000     56,487
    Bolina Holding Co., Ltd...........................    52,000     12,314
    Bosideng International Holdings, Ltd..............   338,000     26,609
    Boyaa Interactive International, Ltd..............    61,000     21,226
*   BYD Electronic International Co., Ltd.............   131,500     55,760
    C C Land Holdings, Ltd............................   172,000     53,636
    CECEP COSTIN New Materials Group, Ltd.............   147,000     11,776
    Central China Real Estate, Ltd....................   135,000     24,647
    Century Sunshine Group Holdings, Ltd..............   300,000     14,746
    Changshouhua Food Co., Ltd........................    36,000     16,276
    China Aerospace International Holdings, Ltd.......   418,000     47,782

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
CHINA -- (Continued)
*   China Agri-Industries Holdings, Ltd............... 386,000 $104,796
    China All Access Holdings, Ltd.................... 138,000   47,401
    China Aoyuan Property Group, Ltd.................. 135,000   24,925
    China BlueChemical, Ltd. Class H.................. 218,000   45,816
    China Communications Services Corp., Ltd. Class H. 350,000  136,021
*   China Daye Non-Ferrous Metals Mining, Ltd......... 174,000    2,808
*   China Dynamics Holdings, Ltd...................... 520,000   17,631
    China Financial Services Holdings, Ltd............ 244,000   16,754
    China Galaxy Securities Co., Ltd. Class H......... 508,500  374,840
    China Harmony New Energy Auto Holding, Ltd........ 111,000   70,551
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................ 135,000  103,440
    China Hongqiao Group, Ltd......................... 209,500  114,522
*   China Household Holdings, Ltd.....................  20,000      224
*   China Huiyuan Juice Group, Ltd.................... 110,500   40,457
    China Jinmao Holdings Group, Ltd.................. 492,000  129,408
    China Machinery Engineering Corp. Class H.........  16,000   11,079
    China Merchants Holdings International Co., Ltd... 136,000  375,377
    China Modern Dairy Holdings, Ltd.................. 325,000   59,607
    China National Building Material Co., Ltd. Class H 442,000  183,763
    China National Materials Co., Ltd. Class H........ 134,000   23,333
*   China Oil & Gas Group, Ltd........................ 580,000   33,431
    China Overseas Grand Oceans Group, Ltd............ 142,000   48,501
*   China Precious Metal Resources Holdings Co., Ltd.. 626,000   20,680
*   China Properties Group, Ltd.......................  48,000    8,564
    China Resources Cement Holdings, Ltd.............. 296,000   71,710
*   China Sanjiang Fine Chemicals Co., Ltd............  60,000    5,762
    China SCE Property Holdings, Ltd.................. 145,000   31,204
    China Shineway Pharmaceutical Group, Ltd..........  38,000   43,620
    China Singyes Solar Technologies Holdings, Ltd....  55,000   26,275
    China South City Holdings, Ltd.................... 398,000   75,041
    China Tianyi Holdings, Ltd........................ 148,000   22,825
    China Travel International Investment Hong Kong,
      Ltd............................................. 356,000  121,201
*   China Water Industry Group, Ltd...................  60,000   11,168
    China Yongda Automobiles Services Holdings, Ltd...  44,000   27,157
*   China Yurun Food Group, Ltd....................... 166,000   22,820
*   China Zenith Chemical Group, Ltd.................. 270,000   24,120
    China ZhengTong Auto Services Holdings, Ltd....... 106,500   39,373
    Chongqing Machinery & Electric Co., Ltd. Class H.. 186,000 20,074 Chongqing Rural Commercial Bank Co., Ltd. Class H. 393,000 199,114
    CIFI Holdings Group Co., Ltd...................... 332,000   63,794
    CIMC Enric Holdings, Ltd..........................  56,000   28,225
*   CITIC Dameng Holdings, Ltd........................ 249,000   11,348
*   CITIC Resources Holdings, Ltd..................... 316,000   24,211
*   Citychamp Watch & Jewellery Group, Ltd............ 160,000   23,428
    Comba Telecom Systems Holdings, Ltd............... 223,300   34,034
    Concord New Energy Group, Ltd..................... 490,000   21,597
*   Coolpad Group, Ltd................................ 316,000   48,341
    Country Garden Holdings Co., Ltd.................. 864,000  332,631
    CPMC Holdings, Ltd................................  49,000   24,918
    Da Ming International Holdings, Ltd...............  78,000   19,636
    Dah Chong Hong Holdings, Ltd...................... 144,000   54,768
*   Daphne International Holdings, Ltd................ 120,000   16,311
    Digital China Holdings, Ltd....................... 123,000  127,993

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
    Dongyue Group, Ltd................................   141,000 $ 27,169
    EVA Precision Industrial Holdings, Ltd............   114,000   16,365
    Evergrande Real Estate Group, Ltd.................   748,000  500,613
    Fantasia Holdings Group Co., Ltd..................   189,000   20,423
    Far East Horizon, Ltd.............................   283,000  218,418
    Fufeng Group, Ltd.................................   109,000   35,037
    Future Land Development Holdings, Ltd.............   206,000   25,140
    GCL-Poly Energy Holdings, Ltd..................... 1,525,000  196,667
*   Glorious Property Holdings, Ltd...................   463,000   48,436
    Goldlion Holdings, Ltd............................    60,000   22,260
    GOME Electrical Appliances Holding, Ltd........... 1,669,000  233,947
*   Greenland Hong Kong Holdings, Ltd.................    29,000    8,091
*   Greentown China Holdings, Ltd.....................    79,500   59,749
    Guangdong Yueyun Transportation Co., Ltd. Class H.    22,000   13,952
    Guangzhou R&F Properties Co., Ltd. Class H........   137,200  148,450
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................   101,000    7,085
    Harbin Bank Co., Ltd. Class H.....................    35,000    9,106
    Harbin Electric Co., Ltd. Class H.................    82,000   29,699
    Hengdeli Holdings, Ltd............................   288,000   31,272
    Hilong Holding, Ltd...............................    95,000   11,906
    HNA Infrastructure Co., Ltd. Class H..............     5,000    5,753
*   Honghua Group, Ltd................................   353,000   16,354
*   Hopson Development Holdings, Ltd..................   102,000   94,887
    Hua Han Health Industry Holdings, Ltd. Class H....   560,000   56,858
    Huabao International Holdings, Ltd................   267,000   99,886
    Huaneng Renewables Corp., Ltd. Class H............   488,000  105,461
    Huishang Bank Corp., Ltd. Class H.................   158,000   70,868
    Hydoo International Holding, Ltd..................    92,000   10,110
    Intime Retail Group Co., Ltd......................   165,000  126,238
    Jiangnan Group, Ltd...............................   280,000   41,714
    Jiangxi Copper Co., Ltd. Class H..................   201,000  204,707
    Ju Teng International Holdings, Ltd...............   100,000   39,572
    Kingboard Chemical Holdings, Ltd..................    90,000  138,396
    Kingboard Laminates Holdings, Ltd.................   107,000   43,189
    Kunlun Energy Co., Ltd............................   476,000  359,145
    KWG Property Holding, Ltd.........................   163,500  105,130
    Le Saunda Holdings, Ltd...........................    46,000    9,259
    Lee & Man Paper Manufacturing, Ltd................   209,000  118,444
*   Lianhua Supermarket Holdings Co., Ltd. Class H....    33,000   10,786
    Logan Property Holdings Co., Ltd..................   142,000   42,648
    Lonking Holdings, Ltd.............................   233,000   30,174
    Maoye International Holdings, Ltd.................   188,000   20,430
*   MIE Holdings Corp.................................   128,000   13,670
    Minmetals Land, Ltd...............................    76,000    7,206
    Minth Group, Ltd..................................    36,000   65,901
*   MMG, Ltd..........................................   164,000   30,192
    New World China Land, Ltd.........................   374,000  363,611
    New World Department Store China, Ltd.............   124,000   16,697
    Nine Dragons Paper Holdings, Ltd..................   249,000  157,345
*   NVC Lighting Holdings, Ltd........................   115,000   12,183
    Overseas Chinese Town Asia Holdings, Ltd..........    50,000   18,418
    Parkson Retail Group, Ltd.........................   179,500   20,690
    Poly Property Group Co., Ltd......................   334,000   91,336

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
*   Pou Sheng International Holdings, Ltd.............   242,000 $ 42,573
    Powerlong Real Estate Holdings, Ltd...............   210,000   37,621
*   PW Medtech Group, Ltd.............................   114,000   24,347
*   Renhe Commercial Holdings Co., Ltd................ 2,154,000   89,410
*   Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   111,000   22,481
    Shandong Chenming Paper Holdings, Ltd. Class H....    62,000   39,682
    Shanghai Industrial Holdings, Ltd.................    76,000  165,968
    Shanghai Industrial Urban Development Group, Ltd.. 176,000 30,898 Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................   176,000   65,315
    Shanghai Prime Machinery Co., Ltd. Class H........   150,000   19,245
    Shenguan Holdings Group, Ltd......................   186,000   20,478
    Shenzhen International Holdings, Ltd..............   160,500  252,174
    Shenzhen Investment, Ltd..........................   420,000  162,354
    Shimao Property Holdings, Ltd.....................   212,500  301,812
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................   564,000   14,651
    Shougang Fushan Resources Group, Ltd..............   290,000   31,565
    Shui On Land, Ltd.................................   508,000  123,880
*   Shunfeng International Clean Energy, Ltd..........   238,000   34,428
*   Sino Oil And Gas Holdings, Ltd.................... 1,290,000   31,804
    Sino-Ocean Land Holdings, Ltd.....................   517,000  262,126
    Sinofert Holdings, Ltd............................   256,000   34,535
    Sinopec Kantons Holdings, Ltd.....................   136,000   70,792
    Sinotrans, Ltd. Class H...........................   279,000  127,981
    Sinotruk Hong Kong, Ltd...........................    84,500   28,058
    SITC International Holdings Co., Ltd..............   138,000   63,873
    Skyworth Digital Holdings, Ltd....................   282,000  146,172
    SOHO China, Ltd...................................   254,500  119,075
    Springland International Holdings, Ltd............   154,000   30,471
    Sunac China Holdings, Ltd.........................   300,000  187,274
*   Sunshine 100 China Holdings, Ltd..................    53,000   24,136
    TCC International Holdings, Ltd...................   250,000   36,555
    TCL Multimedia Technology Holdings, Ltd...........    50,000   26,866
    Texhong Textile Group, Ltd........................    23,500   15,299
    Tian Shan Development Holdings, Ltd...............    62,000   25,136
    Tiangong International Co., Ltd...................   156,000   10,494
    Tianjin Port Development Holdings, Ltd............   224,000   31,163
    Top Spring International Holdings, Ltd............    49,500   22,877
    TPV Technology, Ltd...............................   168,000   18,741
    Trigiant Group, Ltd...............................   120,000   21,479
    Truly International Holdings, Ltd.................   236,000   53,630
*   United Energy Group, Ltd..........................   206,000   10,561
    V1 Group, Ltd.....................................   382,000   19,582
    Welling Holding, Ltd..............................   142,000   23,110
    West China Cement, Ltd............................   248,000   51,135
*   Wuzhou International Holdings, Ltd................   200,000   20,841
    Xiamen International Port Co., Ltd. Class H.......   120,000   21,246
*   Xinchen China Power Holdings, Ltd.................    97,000   14,741
    Xingda International Holdings, Ltd................   122,000   22,798
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H.........................................    50,000   40,261
    Xiwang Special Steel Co., Ltd.....................    62,000    8,007
    XTEP International Holdings, Ltd..................    73,500   32,940
*   Yanchang Petroleum International, Ltd.............   360,000    8,392
    Yanzhou Coal Mining Co., Ltd. Class H.............   298,000  122,086

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
CHINA -- (Continued)
    Yingde Gases Group Co., Ltd....................... 164,500 $    62,239
    Yip's Chemical Holdings, Ltd......................  28,000       7,980
    Youyuan International Holdings, Ltd...............  45,000      13,673
    Yuanda China Holdings, Ltd........................ 150,000       6,035
    Yuexiu Property Co., Ltd.......................... 986,000     143,399
    Yuzhou Properties Co., Ltd........................ 162,000      37,602
    Zhaojin Mining Industry Co., Ltd. Class H......... 148,500      84,650
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.........................................  30,800      11,416
    Zhongsheng Group Holdings, Ltd....................  65,500      33,298
                                                               -----------
TOTAL CHINA...........................................          12,274,652
                                                               -----------
COLOMBIA -- (0.0%)
    Almacenes Exito SA................................   5,087      21,138
                                                               -----------
DENMARK -- (1.5%)
    ALK-Abello A.S....................................     653      90,346
    Alm Brand A.S.....................................  18,735     125,496
*   Bang & Olufsen A.S................................   1,814      19,135
    BankNordik P/F....................................     655      11,474
    Brodrene Hartmann A.S.............................     355      13,757
*   D/S Norden A.S....................................   3,483      46,437
    DFDS A.S..........................................   4,565     161,999
    FLSmidth & Co. A.S................................   4,142     145,268
    GN Store Nord A.S.................................  12,167     227,781
    ISS A.S...........................................  16,131     570,283
*   Jyske Bank A.S....................................   8,345     366,439
    Matas A.S.........................................   2,885      54,520
    NKT Holding A.S...................................   2,335     129,802
    Nordjyske Bank A.S................................   1,138      17,247
    PER Aarsleff A.S. Class B.........................     298      91,368
    Ringkjoebing Landbobank A.S.......................     562     116,875
    Rockwool International A.S. Class A...............     306      45,530
    Rockwool International A.S. Class B...............     863     130,743
    RTX A.S...........................................     996      11,443
*   Santa Fe Group A.S................................   1,915      18,148
    Schouw & Co.......................................   2,455     145,042
    Solar A.S. Class B................................     686      38,756
    Spar Nord Bank A.S................................  10,205      83,982
    Sydbank A.S.......................................   9,644     281,603
    TDC A.S...........................................  64,720     277,936
*   TK Development A.S................................  11,092      11,607
                                                               -----------
TOTAL DENMARK.........................................           3,233,017
                                                               -----------
FINLAND -- (1.9%)
    Aktia Bank Oyj....................................   1,127      12,307
    Atria Oyj.........................................   1,348      13,025
*   Biotie Therapies Oyj..............................  62,009      19,215
    Bittium Oyj.......................................   1,536      10,423
    Cargotec Oyj Class B..............................   5,496     175,198
    Cramo Oyj.........................................   3,962      76,201
*   Finnair Oyj.......................................  10,270      55,051
    Fiskars Oyj Abp...................................   3,501      67,793
    HKScan Oyj Class A................................   4,896      18,683

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    Kemira Oyj........................................ 17,196 $  194,817
    Kesko Oyj Class A.................................    572     21,625
    Kesko Oyj Class B.................................  9,007    361,363
    Metsa Board Oyj................................... 34,502    230,729
    Metso Oyj.........................................  5,542    114,354
    Neste Oyj......................................... 17,647    552,868
    Okmetic Oyj.......................................  2,370     17,409
*   Outokumpu Oyj..................................... 23,275     57,220
    Outotec Oyj.......................................  2,274      8,935
    PKC Group Oyj.....................................    973     15,109
    Raisio Oyj Class V................................ 14,254     63,650
    Ramirent Oyj......................................  6,097     40,756
    Sanoma Oyj........................................ 12,729     58,808
*   Stockmann Oyj Abp Class B.........................  5,888     45,235
    Stora Enso Oyj Class R............................ 63,983    521,445
    Teleste Oyj.......................................    624      5,872
    UPM-Kymmene Oyj................................... 61,992  1,010,272
    Vaisala Oyj Class A...............................  1,031     26,667
    Valmet Oyj........................................  9,454     93,990
    YIT Oyj........................................... 12,604     67,149
                                                              ----------
TOTAL FINLAND.........................................         3,956,169
                                                              ----------
FRANCE -- (3.7%)
    Albioma SA........................................  2,173     30,573
    Arkema SA.........................................  8,659    540,849
    Aubay.............................................  1,134     24,506
    Axway Software SA.................................    573     14,467
    Bonduelle SCA.....................................  2,221     57,734
    Burelle SA........................................     83     71,436
    Casino Guichard Perrachon SA......................  3,665    166,131
*   Cegedim SA........................................    423     12,633
    Cegid Group SA....................................    520     28,224
*   CGG SA............................................ 39,604     33,232
    Chargeurs SA......................................  3,609     33,185
    Cie des Alpes.....................................    746     11,369
    CNP Assurances.................................... 21,929    293,246
    Coface SA.........................................  4,031     33,060
*   Derichebourg SA................................... 12,840     40,682
    Devoteam SA.......................................    802     29,718
    Eiffage SA........................................  5,864    402,720
    Elior.............................................  1,352     27,164
*   Eramet............................................    430      9,346
*   Esso SA Francaise.................................    472     22,522
    Euler Hermes Group................................    382     32,666
    Exel Industries Class A...........................    154     11,710
    Faiveley Transport SA.............................    155     15,454
    Faurecia..........................................  6,989    253,869
    Fleury Michon SA..................................    176     11,737
*   Futuren SA........................................ 22,288     12,351
    GL Events.........................................  1,067     18,629
    Groupe Crit.......................................    466     25,335
*   Groupe Fnac SA....................................  1,484     85,120
    Groupe Open.......................................    766     12,925

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Guerbet...........................................    340 $   27,889
    Haulotte Group SA.................................  2,092     31,376
    Havas SA.......................................... 12,752    101,610
    Imerys SA.........................................  4,440    274,772
    Interparfums SA...................................    858     20,695
    IPSOS.............................................  3,333     68,349
    Jacquet Metal Service.............................  1,998     27,059
    Korian SA.........................................  5,220    176,648
    Lagardere SCA..................................... 15,859    450,678
*   Le Noble Age......................................    433     11,228
    Linedata Services.................................    407     14,305
    LISI..............................................  2,268     55,564
    Maisons France Confort SA.........................    133      5,693
    Manutan International.............................    198     10,996
    Mersen............................................  1,692     24,560
    MGI Coutier.......................................  1,706     31,088
    Mr Bricolage......................................    841     11,435
*   Naturex...........................................  1,039     80,959
    Neopost SA........................................  1,106     26,469
*   Nexans SA.........................................  6,234    238,724
    Nexity SA.........................................  4,598    208,106
*   NRJ Group.........................................  2,238     23,467
*   Onxeo SA..........................................  3,643     13,594
*   Pierre & Vacances SA..............................    790     24,736
    PSB Industries SA.................................     81      4,310
    Rallye SA.........................................  3,853     58,969
    Rexel SA.......................................... 29,695    351,669
    Rothschild & Co...................................  2,478     57,293
    Saft Groupe SA....................................  3,014     78,783
    Savencia SA.......................................  1,013     64,210
    SCOR SE........................................... 23,193    808,467
*   Sequana SA........................................  7,954     27,299
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................    669     23,649
    Societe Television Francaise 1.................... 15,664    176,161
    Sopra Steria Group................................  1,971    213,654
    Stef SA...........................................    338     22,469
    STMicroelectronics NV............................. 68,652    448,510
    Sword Group.......................................    907     24,412
    Synergie SA.......................................  1,093     28,615
    Tarkett SA........................................  1,080     28,700
    Technip SA........................................ 10,457    487,239
    Tessi SA..........................................    159     23,108
    Trigano SA........................................    816     51,528
*   UBISOFT Entertainment............................. 11,189    307,337
    Vallourec SA......................................  2,368     10,389
    Vetoquinol SA.....................................    346     13,793
    Vicat SA..........................................  2,014    108,799
    Vilmorin & Cie SA.................................    704     49,767
    Vranken-Pommery Monopole SA.......................    634     16,270
                                                              ----------
TOTAL FRANCE..........................................         7,807,993
                                                              ----------
GERMANY -- (4.5%)
    Aareal Bank AG.................................... 10,626    290,788

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Adler Modemaerkte AG..............................  1,247 $ 12,388
*   ADVA Optical Networking SE........................  6,515   61,508
*   AIXTRON SE........................................ 13,305   48,138
    Aurubis AG........................................  9,473  386,218
    Axel Springer SE..................................  5,619  292,595
    Bauer AG..........................................  1,881   28,824
    BayWa AG..........................................  1,668   48,849
    Bijou Brigitte AG.................................    546   33,099
    Bilfinger SE......................................  4,029  177,845
    Biotest AG........................................  1,132   18,553
    Borussia Dortmund GmbH & Co. KGaA................. 13,117   56,055
    CENTROTEC Sustainable AG..........................  1,661   22,837
    Cewe Stiftung & Co. KGAA..........................    872   46,338
    Comdirect Bank AG.................................  3,911   42,969
*   CropEnergies AG...................................  2,229   10,045
*   Deutsche Lufthansa AG............................. 32,470  476,129
    Deutz AG.......................................... 16,726   54,447
    DMG Mori AG....................................... 10,081  403,027
    Dr Hoenle AG......................................    568   14,582
    Draegerwerk AG & Co. KGaA.........................    389   23,746
    Eckert & Ziegler AG...............................    633   12,539
    Elmos Semiconductor AG............................  2,007   30,580
    ElringKlinger AG..................................  3,179   80,407
*   Euromicron AG.....................................    489    3,680
*   First Sensor AG...................................  1,003   11,898
    Fraport AG Frankfurt Airport Services Worldwide...  5,047  306,109
    Gesco AG..........................................    133    9,827
    GFK SE............................................  1,884   57,226
    GFT Technologies SE...............................  1,053   31,535
    Grammer AG........................................  2,557   75,138
*   H&R AG............................................  1,674   16,086
    Hamburger Hafen und Logistik AG...................  2,100   29,184
*   Heidelberger Druckmaschinen AG.................... 38,683   76,788
    Hochtief AG.......................................  1,012   92,950
    Hornbach Baumarkt AG..............................  1,013   28,173
    Indus Holding AG..................................  2,210  100,933
    Isra Vision AG....................................    533   34,900
    Jenoptik AG.......................................  8,878  119,667
    K+S AG............................................  1,098   23,212
    KION Group AG.....................................  8,348  412,111
    Kloeckner & Co. SE................................ 21,008  182,071
*   Koenig & Bauer AG.................................  1,814   55,174
*   Kontron AG........................................  7,202   25,950
    KSB AG............................................     44   17,109
    KWS Saat SE.......................................    322   89,637
    Lanxess AG........................................ 11,884  490,656
    Leifheit AG.......................................    386   19,566
    Leoni AG..........................................  4,485  156,604
    LPKF Laser & Electronics AG.......................  1,421   10,441
*   Manz AG...........................................    268    8,682
*   Mediclin AG.......................................  5,270   24,985
*   Medigene AG.......................................  2,071   17,511
    Metro AG.......................................... 21,512  609,547

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    MLP AG............................................   2,291 $    7,549
    Nexus AG..........................................     431      8,165
    OHB SE............................................     519     11,205
    Osram Licht AG....................................  10,639    474,994
    PNE Wind AG.......................................   5,875     11,892
    Puma SE...........................................     344     69,551
    QSC AG............................................   9,203     14,885
    Rheinmetall AG....................................   8,438    602,894
    RHOEN-KLINIKUM AG.................................   1,651     47,946
    RIB Software AG...................................   1,138     12,108
    RWE AG............................................  10,706    149,964
    SAF-Holland SA....................................   5,511     63,811
    Salzgitter AG.....................................   8,377    178,933
*   SGL Carbon SE.....................................   1,039     10,611
    Sixt SE...........................................   2,096     97,320
*   SMA Solar Technology AG...........................     319     15,750
    Softing AG........................................   1,101     12,927
    Software AG.......................................   7,040    238,173
    Stada Arzneimittel AG.............................   8,547    296,108
    Suedzucker AG.....................................  11,845    179,172
*   Suess MicroTec AG.................................   1,554     15,043
    Surteco SE........................................     719     15,542
    TAG Immobilien AG.................................   2,590     30,490
    Takkt AG..........................................   3,704     68,781
*   Talanx AG.........................................   7,662    221,385
    Technotrans AG....................................     890     17,234
    ThyssenKrupp AG...................................  34,152    527,691
*   Tom Tailor Holding AG.............................   1,423      6,919
    VERBIO Vereinigte BioEnergie AG...................   4,422     28,059
*   Vossloh AG........................................     791     45,349
    VTG AG............................................   2,005     57,211
    Wacker Chemie AG..................................   1,528    111,844
    Wacker Neuson SE..................................   4,244     60,081
*   Wincor Nixdorf AG.................................   1,501     76,110
                                                               ----------
TOTAL GERMANY.........................................          9,595,553
                                                               ----------
HONG KONG -- (2.1%)
    Agritrade Resources, Ltd..........................  65,000     12,561
    Allied Group, Ltd.................................  14,000     60,410
    Allied Properties HK, Ltd......................... 290,000     49,503
    APT Satellite Holdings, Ltd.......................  40,500     29,643
    Asia Financial Holdings, Ltd......................  32,000     11,596
    Associated International Hotels, Ltd..............  12,000     30,830
    Bonjour Holdings, Ltd............................. 134,000      6,253
    Century City International Holdings, Ltd.......... 224,000     13,338
    Cheuk Nang Holdings, Ltd..........................  32,522     20,084
    Chevalier International Holdings, Ltd.............  20,000     29,311
*   China Chuanglian Education Group, Ltd............. 232,000      4,181
*   China Energy Development Holdings, Ltd............ 690,000      9,421
    China Metal International Holdings, Inc...........  38,000     10,514
    Chow Sang Sang Holdings International, Ltd........  35,000     52,477
    Chu Kong Shipping Enterprise Group Co., Ltd.......  78,000     21,805
    Chuang's Consortium International, Ltd............ 180,000     20,757

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    CITIC Telecom International Holdings, Ltd.........   155,000 $ 53,717
    CK Life Sciences Int'l Holdings, Inc..............   344,000   27,238
    CSI Properties, Ltd...............................   870,000   23,738
    Dah Sing Banking Group, Ltd.......................    45,200   71,406
    Dah Sing Financial Holdings, Ltd..................    18,000   84,377
    Emperor International Holdings, Ltd...............   270,000   43,305
    Emperor Watch & Jewellery, Ltd....................   360,000    7,301
    Esprit Holdings, Ltd..............................   194,600  201,222
*   eSun Holdings, Ltd................................   132,000    8,556
    Far East Consortium International, Ltd............   154,803   49,754
    FIH Mobile, Ltd...................................   321,000  114,870
    First Pacific Co., Ltd............................   164,000  113,718
    First Shanghai Investments, Ltd...................    88,000   12,603
    Fountain SET Holdings, Ltd........................   142,000   15,074
    G-Resources Group, Ltd............................ 2,181,000   51,393
    Get Nice Holdings, Ltd............................ 1,162,000   41,502
*   Global Brands Group Holding, Ltd..................   674,000  102,619
    Haitong International Securities Group, Ltd.......   164,000   82,073
    Hang Lung Group, Ltd..............................   109,000  301,136
    Hanison Construction Holdings, Ltd................    31,918    4,486
    Hanny Holdings, Ltd...............................   690,000    3,413
    Harbour Centre Development, Ltd...................    17,000   28,633
    HKR International, Ltd............................    85,600   36,233
    Hon Kwok Land Investment Co., Ltd.................    54,000   18,272
    Hongkong & Shanghai Hotels (The)..................    61,500   61,787
    Hongkong Chinese, Ltd.............................   166,000   25,538
    Hopewell Holdings, Ltd............................    63,500  192,704
    Hsin Chong Construction Group, Ltd................   228,000   20,391
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   180,000   56,760
*   International Standard Resources Holdings, Ltd....   350,000    5,667
    IPE Group, Ltd....................................    75,000   14,894
    IT, Ltd...........................................    40,000    9,724
    Johnson Electric Holdings, Ltd....................     7,000   20,753
    Keck Seng Investments.............................    22,000   15,231
    Kerry Logistics Network, Ltd......................    66,500   92,047
    Kerry Properties, Ltd.............................    95,000  218,639
    Kingmaker Footwear Holdings, Ltd..................    74,000   17,919
    Kowloon Development Co., Ltd......................    77,000   62,786
    Lai Sun Development Co., Ltd...................... 2,475,000   30,771
    Lai Sun Garmet (Intl), Ltd........................   301,000   31,721
    Lifestyle International Holdings, Ltd.............    41,000   50,597
    Lisi Group Holdings, Ltd..........................    88,000    4,536
    Liu Chong Hing Investment, Ltd....................    30,000   32,792
*   Louis XIII Holdings, Ltd..........................    35,500    9,806
    Luk Fook Holdings International, Ltd..............    35,000   64,666
*   Macau Legend Development, Ltd.....................   192,000   24,849
*   Midland Holdings, Ltd.............................    76,000   25,331
    Miramar Hotel & Investment........................    21,000   34,709
*   Mongolian Mining Corp.............................   382,500    1,834
    Newocean Energy Holdings, Ltd.....................    88,000   29,709
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................   160,000   11,278
    Orient Overseas International, Ltd................    24,000   89,404
*   Pacific Andes International Holdings, Ltd.........   668,000   12,534

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    Pacific Basin Shipping, Ltd....................... 261,000 $   47,654
    Paliburg Holdings, Ltd............................  86,000     25,480
    Paradise Entertainment, Ltd.......................  28,000      3,892
    Pico Far East Holdings, Ltd.......................  52,000     12,695
    Playmates Holdings, Ltd...........................  24,000     26,995
    Polytec Asset Holdings, Ltd....................... 325,000     28,439
    PYI Corp., Ltd.................................... 560,000      8,599
    Regal Hotels International Holdings, Ltd..........  68,000     34,565
    SEA Holdings, Ltd.................................  14,000     27,504
    Shangri-La Asia, Ltd.............................. 206,000    192,973
    Shenwan Hongyuan HK, Ltd..........................  40,000     15,792
    Shun Tak Holdings, Ltd............................ 388,000    130,175
    Singamas Container Holdings, Ltd.................. 144,000     13,411
    SJM Holdings, Ltd................................. 246,000    162,667
*   SOCAM Development, Ltd............................  28,000     15,456
    Soundwill Holdings, Ltd...........................   8,500      9,655
*   South China Holdings Co., Ltd..................... 152,000     11,802
    Sun Hung Kai & Co., Ltd...........................  73,000     42,637
*   Symphony Holdings, Ltd............................ 120,000     11,804
    Television Broadcasts, Ltd........................  37,000    128,618
    Texwinca Holdings, Ltd............................  76,000     73,541
    Transport International Holdings, Ltd.............  26,800     71,483
    Trinity, Ltd...................................... 118,000     14,068
*   TSC Group Holdings, Ltd...........................  50,000      7,779
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  56,000     21,150
*   United Photovoltaics Group, Ltd................... 304,000     22,570
    Varitronix International, Ltd.....................  18,000     12,778
    Victory City International Holdings, Ltd.......... 266,000     24,377
    VST Holdings, Ltd.................................  46,000      8,333
    Wing On Co. International, Ltd....................  20,000     57,835
    Xinyi Glass Holdings, Ltd......................... 234,000    118,558
                                                               ----------
TOTAL HONG KONG                                                 4,531,985
                                                               ----------
INDIA -- (2.2%)
    Aarti Industries..................................   1,786     13,074
*   Adani Power, Ltd..................................  23,179      9,847
    Aditya Birla Fashion & Retail.....................  28,844     94,466
    Aditya Birla Nuvo, Ltd............................   5,547     71,658
    Allahabad Bank....................................  14,613     11,600
    Allcargo Logistics, Ltd...........................   4,038     11,160
    Andhra Bank.......................................  15,328     11,828
    Apar Industries, Ltd..............................   1,626     11,883
    Apollo Tyres, Ltd.................................  32,447     71,141
    Arvind, Ltd.......................................  18,888     91,307
    Ashoka Buildcon, Ltd..............................   4,913     14,043
    Bajaj Finserv, Ltd................................   3,347     92,187
*   Bajaj Hindusthan Sugar, Ltd.......................  39,744      9,917
    Balkrishna Industries, Ltd........................   2,326     20,914
    Balmer Lawrie & Co., Ltd..........................   1,407     12,014
*   Balrampur Chini Mills, Ltd........................   3,796      4,990
    Bank of India.....................................  24,734     36,881
    Biocon, Ltd.......................................   5,817     42,291
    Bombay Dyeing & Manufacturing Co., Ltd............   7,230      5,710

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- -------
INDIA -- (Continued)
    Canara Bank.......................................  17,350 $49,595
    Ceat, Ltd.........................................   2,540  35,626
    Century Textiles & Industries, Ltd................   5,963  46,399
    Chambal Fertilizers and Chemicals, Ltd............  14,644  12,452
*   Chennai Super Kings Cricket, Ltd..................  33,314   1,104
    Cholamandalam Investment and Finance Co., Ltd.....   4,941  46,070
    City Union Bank, Ltd..............................  17,998  21,139
    Cox & Kings, Ltd..................................   7,612  25,869
    Crompton Greaves, Ltd.............................  38,441  97,729
    Cyient, Ltd.......................................   6,873  44,514
    Dalmia Bharat, Ltd................................   1,084  11,646
*   DCB Bank, Ltd.....................................  15,230  17,631
*   DEN Networks, Ltd.................................   6,479   8,028
    Dena Bank.........................................  26,714  14,257
    Dewan Housing Finance Corp., Ltd..................  14,906  40,748
    Dishman Pharmaceuticals & Chemicals, Ltd..........   4,622  22,735
    EID Parry India, Ltd..............................   7,894  21,421
    EIH, Ltd..........................................   7,925  13,566
    Engineers India, Ltd..............................   8,804  24,975
    Escorts, Ltd......................................  10,792  21,700
    Essel Propack, Ltd................................   6,079  14,721
    Eveready Industries India, Ltd....................   4,825  17,783
    Exide Industries, Ltd.............................  32,046  57,182
    Federal Bank, Ltd................................. 114,763  78,451
    Finolex Cables, Ltd...............................   9,691  33,026
*   Firstsource Solutions, Ltd........................   5,182   2,872
    Future Retail, Ltd................................  11,207  23,292
    Godrej Properties, Ltd............................   5,822  25,895
    Great Eastern Shipping Co., Ltd. (The)............   8,188  40,838
    Gujarat Fluorochemicals, Ltd......................   3,218  22,596
    Gujarat Mineral Development Corp., Ltd............  15,723  14,410
    Gujarat State Petronet, Ltd.......................  19,247  40,509
*   Hathway Cable & Datacom, Ltd......................  30,654  17,168
*   Himachal Futuristic Communications, Ltd........... 103,165  32,044
    Hindalco Industries, Ltd..........................  46,621  48,759
*   Housing Development & Infrastructure, Ltd.........  25,713  28,164
    IDBI Bank, Ltd....................................  44,269  38,502
    IFCI, Ltd.........................................  61,531  20,564
*   IIFL Holdings, Ltd................................  24,794  76,906
    IL&FS Transportation Networks, Ltd................   3,311   3,917
*   India Cements, Ltd. (The).........................  33,314  46,458
    Indian Bank.......................................  10,148  13,791
    J Kumar Infraprojects, Ltd........................     820   4,380
    Jain Irrigation Systems, Ltd......................  41,713  39,504
*   Jaiprakash Associates, Ltd........................ 148,085  19,243
    Jammu & Kashmir Bank, Ltd. (The)..................  19,691  20,880
    JB Chemicals & Pharmaceuticals, Ltd...............   1,297   5,115
    JBF Industries, Ltd...............................   3,357  11,135
    Jindal Poly Films, Ltd............................   1,754  13,389
    Jindal Saw, Ltd...................................  28,520  21,131
*   Jindal Steel & Power, Ltd.........................  22,023  20,990
    JK Cement, Ltd....................................   1,061   7,808
    JK Lakshmi Cement, Ltd............................   2,854  12,749

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    JK Tyre & Industries, Ltd.........................   7,877 $ 10,643
    JM Financial, Ltd.................................  37,220   21,719
    JSW Energy, Ltd...................................  66,003   75,226
    JSW Steel, Ltd....................................  13,944  219,217
    Jubilant Life Sciences, Ltd.......................   4,468   23,231
    Kalpataru Power Transmission, Ltd.................   3,312    9,734
    Karnataka Bank, Ltd. (The)........................  20,633   30,201
    Karur Vysya Bank, Ltd. (The)......................   7,238   48,087
    KEC International, Ltd............................   6,560   11,944
    KPIT Technologies, Ltd............................   8,210   17,751
    KRBL, Ltd.........................................   4,069   14,588
    L&T Finance Holdings, Ltd.........................  40,963   35,436
    Lakshmi Machine Works, Ltd........................     278   14,619
    Mahindra & Mahindra Financial Services, Ltd.......  33,166  102,391
    Mahindra Lifespace Developers, Ltd................   1,709   11,634
    McLeod Russel India, Ltd..........................   8,584   19,728
    Mphasis, Ltd......................................   2,912   19,732
    Muthoot Finance, Ltd..............................   8,348   23,570
    National Aluminium Co., Ltd.......................  37,455   19,135
    NCC, Ltd..........................................  48,510   46,632
    NIIT Technologies, Ltd............................   3,874   31,440
    Oberoi Realty, Ltd................................   8,076   29,097
    OMAXE, Ltd........................................   2,772    5,528
    Orient Cement, Ltd................................   7,237   15,295
    Oriental Bank of Commerce.........................  12,870   21,404
    PC Jeweller, Ltd..................................   6,576   40,883
    Persistent Systems, Ltd...........................   4,594   45,416
    Polaris Consulting & Services, Ltd................   5,338   16,960
    Power Finance Corp., Ltd..........................  32,063   83,242
    Praj Industries, Ltd..............................  14,719   21,283
    Prestige Estates Projects, Ltd....................  12,038   32,972
    PTC India Financial Services, Ltd.................   8,936    4,606
    PTC India, Ltd....................................  27,166   25,970
    Ramco Cements, Ltd. (The).........................   6,820   39,015
    Ratnamani Metals & Tubes, Ltd.....................   2,005   14,805
    Raymond, Ltd......................................   5,379   32,651
    Redington India, Ltd..............................  15,908   24,485
*   Reliance Communications, Ltd...................... 127,476  116,971
    Reliance Power, Ltd...............................  64,800   48,554
    Rolta India, Ltd..................................   8,907   11,092
    Rural Electrification Corp., Ltd..................  42,874  122,105
*   Shipping Corp. of India, Ltd......................  11,298   13,768
    Sintex Industries, Ltd............................  31,737   37,203
    Sobha, Ltd........................................   4,729   20,155
    South Indian Bank, Ltd. (The).....................  97,154   26,656
    SREI Infrastructure Finance, Ltd..................  37,294   34,290
    SRF, Ltd..........................................   2,383   41,061
    State Bank of Bikaner & Jaipur....................   2,406   18,853
    State Bank of Travancore..........................     313    1,837
    Sterlite Technologies, Ltd........................  24,123   31,250
    Syndicate Bank....................................  25,260   25,140
    Tamil Nadu Newsprint & Papers, Ltd................   3,357   12,384
    Tata Chemicals, Ltd...............................  10,935   57,349

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
INDIA -- (Continued)
    Tata Global Beverages, Ltd........................    44,930 $   84,359
    Tata Steel, Ltd...................................    38,799    143,351
    Techno Electric & Engineering Co., Ltd............     1,387     10,480
    Tube Investments of India, Ltd....................     3,592     22,227
*   TV18 Broadcast, Ltd...............................    50,108     32,485
    UCO Bank..........................................    35,320     19,231
    Unichem Laboratories, Ltd.........................     3,486     12,337
    Union Bank of India...............................    27,772     53,804
    UPL, Ltd..........................................    38,041    247,111
    Vardhman Textiles, Ltd............................     2,598     30,387
    Vedanta, Ltd......................................    25,657     27,596
    Videocon Industries, Ltd..........................    11,739     19,645
    Vijaya Bank.......................................    20,055      9,264
    Welspun Corp., Ltd................................     7,544     11,373
    Zensar Technologies, Ltd..........................     2,085     27,776
                                                                 ----------
TOTAL INDIA...........................................            4,718,651
                                                                 ----------
INDONESIA -- (0.5%)
    Adaro Energy Tbk PT............................... 2,003,100     77,342
*   Agung Podomoro Land Tbk PT........................   466,200     10,531
    Alam Sutera Realty Tbk PT......................... 1,029,700     24,290
*   Aneka Tambang Persero Tbk PT...................... 1,917,480     46,202
    Bank Bukopin Tbk..................................   371,100     17,026
    Bank Danamon Indonesia Tbk PT.....................   400,100    118,495
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................   418,000     26,516
    Bank Pembangunan Daerah Jawa Timur Tbk PT.........   382,300     12,553
    Bank Tabungan Negara Persero Tbk PT...............   649,900     65,009
    Bekasi Fajar Industrial Estate Tbk PT.............   835,100     14,676
    Ciputra Development Tbk PT........................ 1,124,491    104,788
    Ciputra Property Tbk PT...........................   337,400      8,821
    Ciputra Surya Tbk PT..............................    90,300     14,136
*   Eagle High Plantations Tbk PT.....................   938,500     11,843
*   Garuda Indonesia Persero Tbk PT...................   440,200     12,677
    Global Mediacom Tbk PT............................   835,300     48,868
    Indah Kiat Pulp & Paper Corp. Tbk PT..............   221,100     15,007
    Indo Tambangraya Megah Tbk PT.....................    58,000     20,472
    Intiland Development Tbk PT.......................   847,400     29,094
*   Japfa Comfeed Indonesia Tbk PT....................   353,300     18,985
*   Krakatau Steel Persero Tbk PT.....................   574,800     13,101
*   Lippo Cikarang Tbk PT.............................    46,900     20,779
    Lippo Karawaci Tbk PT.............................   491,300     37,796
    Medco Energi Internasional Tbk PT.................   247,700     12,791
*   Mitra Adiperkasa Tbk PT...........................    40,600     11,104
    Modernland Realty Tbk PT.......................... 1,269,000     39,266
    Pan Brothers Tbk PT...............................   189,700      5,865
*   Panin Financial Tbk PT............................ 1,528,100     17,304
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................   316,800     33,161
    Ramayana Lestari Sentosa Tbk PT...................   303,000     13,363
    Sri Rejeki Isman Tbk PT...........................   587,600     11,442
    Surya Semesta Internusa Tbk PT....................   300,400     14,268
    Tambang Batubara Bukit Asam Persero Tbk PT........    91,300     29,819
*   Tiga Pilar Sejahtera Food Tbk.....................   206,900     15,657
    Timah Persero Tbk PT..............................   355,200     13,530

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
INDONESIA -- (Continued)
    Tiphone Mobile Indonesia Tbk PT................... 247,700 $   12,657
*   Vale Indonesia Tbk PT............................. 320,400     34,178
*   XL Axiata Tbk PT..................................   2,600        698
                                                               ----------
TOTAL INDONESIA.......................................          1,034,110
                                                               ----------
IRELAND -- (0.4%)
    C&C Group P.L.C...................................  41,373    160,973
    FBD Holdings P.L.C................................   1,892     13,237
    IFG Group P.L.C...................................   8,899     19,367
    Smurfit Kappa Group P.L.C.........................  34,342    745,107
                                                               ----------
TOTAL IRELAND.........................................            938,684
                                                               ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd....................  22,368      9,294
    Alrov Properties and Lodgings, Ltd................     862     17,170
    Ashtrom Properties, Ltd...........................   4,071     10,492
*   Clal Insurance Enterprises Holdings, Ltd..........   4,144     45,869
    Delek Group, Ltd..................................     508     87,641
    Delta-Galil Industries, Ltd.......................     970     25,302
    El Al Israel Airlines.............................  32,208     21,806
    Electra, Ltd......................................     119     15,070
*   Equital, Ltd......................................   1,258     20,633
    First International Bank Of Israel, Ltd...........   5,942     70,196
    Formula Systems 1985, Ltd.........................   1,105     28,131
    Fox Wizel, Ltd....................................     819     11,431
*   Hadera Paper, Ltd.................................     357      9,628
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  18,869     70,714
*   Israel Discount Bank, Ltd. Class A................ 100,511    165,309
*   Jerusalem Oil Exploration.........................   1,494     56,770
*   Kenon Holdings, Ltd...............................     913      8,264
    Matrix IT, Ltd....................................   4,812     27,354
*   Menorah Mivtachim Holdings, Ltd...................   3,936     30,121
    Migdal Insurance & Financial Holding, Ltd.........  34,736     22,760
    Mizrahi Tefahot Bank, Ltd.........................   3,922     44,028
*   Naphtha Israel Petroleum Corp., Ltd...............   1,986      8,999
*   Nova Measuring Instruments, Ltd...................   1,232     11,311
*   Oil Refineries, Ltd............................... 189,838     78,564
    Paz Oil Co., Ltd..................................     815    126,633
*   Phoenix Holdings, Ltd. (The)......................  12,636     26,158
    Shikun & Binui, Ltd...............................  24,793     38,611
*   Shufersal, Ltd....................................   8,712     27,606
*   Summit Real Estate Holdings, Ltd..................   2,579     11,427
*   Union Bank of Israel..............................   3,930     12,009
                                                               ----------
TOTAL ISRAEL..........................................          1,139,301
                                                               ----------
ITALY -- (2.7%)
*   Arnoldo Mondadori Editore SpA.....................  29,190     26,593
    Astaldi SpA.......................................   2,459     12,390
*   Banca Carige SpA..................................  36,731     28,909
*   Banca Monte dei Paschi di Siena SpA...............  10,334      7,501
    Banca Popolare dell'Emilia Romagna SC.............  99,170    594,594
    Banca Popolare di Milano Scarl.................... 961,134    789,090

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    Banca Popolare di Sondrio SCARL...................  53,183 $  204,011
    Banca Profilo SpA.................................  49,549     12,405
    Banco di Desio e della Brianza SpA................   6,054     15,377
*   Banco Popolare SC.................................  46,802    435,934
    Buzzi Unicem SpA..................................  11,828    179,242
    Cementir Holding SpA..............................  14,519     77,900
*   CIR-Compagnie Industriali Riunite SpA.............  56,368     54,383
    Credito Emiliano SpA..............................   8,169     54,671
*   Credito Valtellinese SC........................... 180,054    167,614
*   d'Amico International Shipping SA.................  38,193     20,078
    Danieli & C Officine Meccaniche SpA...............   1,004     19,478
    Delclima SpA......................................   6,149     30,111
    El.En. SpA........................................     330     13,611
    Enel Green Power SpA.............................. 264,337    518,086
    Engineering SpA...................................     491     31,261
    ERG SpA...........................................   7,607     95,446
    Esprinet SpA......................................   3,232     26,308
*   Eurotech SpA......................................   6,133      9,056
    Falck Renewables SpA..............................  18,916     19,351
*   Finmeccanica SpA..................................  13,408    159,728
*   Gruppo Editoriale L'Espresso SpA..................  15,103     13,878
*   IMMSI SpA.........................................  32,899     12,237
*   Intek Group SpA...................................  39,765     13,250
    Italcementi SpA...................................  29,740    333,388
    Italmobiliare SpA.................................   1,285     48,552
    Mediaset SpA......................................  47,826    160,548
    Parmalat SpA......................................  35,951     93,407
*   Reno de Medici SpA................................  13,513      4,766
*   Retelit SpA.......................................  17,096      9,599
*   Safilo Group SpA..................................   4,661     50,437
*   Saipem SpA........................................  28,531     17,684
    Salini Impregilo SpA..............................  15,432     60,086
    Societa Cattolica di Assicurazioni SCRL...........  20,831    148,346
*   Sogefi SpA........................................   6,369     11,912
    SOL SpA...........................................     986      7,830
    Unione di Banche Italiane SpA..................... 148,196    694,439
    Unipol Gruppo Finanziario SpA.....................  63,734    261,138
    UnipolSai SpA..................................... 124,888    265,370
    Vittoria Assicurazioni SpA........................   3,116     30,955
                                                               ----------
TOTAL ITALY...........................................          5,840,950
                                                               ----------
JAPAN -- (17.4%)
    77 Bank, Ltd. (The)...............................  17,000     78,912
    Achilles Corp.....................................  22,000     26,620
    ADEKA Corp........................................   8,200    111,723
    Aderans Co., Ltd..................................   2,100     10,524
    Ahresty Corp......................................   4,400     27,339
    Aichi Bank, Ltd. (The)............................   1,300     62,346
    Aichi Corp........................................   2,500     16,719
    Aichi Steel Corp..................................  19,000     73,457
    Aida Engineering, Ltd.............................   4,900     44,650
    Airport Facilities Co., Ltd.......................   4,000     19,382
    Aisan Industry Co., Ltd...........................   4,100     39,083

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
       Akebono Brake Industry Co., Ltd...................  9,900 $ 20,356
       Akita Bank, Ltd. (The)............................ 33,000   97,818
       Alconix Corp......................................  1,200   14,456
       Alinco, Inc.......................................  1,200   10,739
       Alpen Co., Ltd....................................  3,600   58,524
       Alpine Electronics, Inc...........................  3,600   41,029
       Amada Holdings Co., Ltd........................... 37,200  351,343
       Amano Corp........................................  7,100   93,672
       AOI Pro, Inc......................................  1,100    9,478
       AOKI Holdings, Inc................................  4,800   59,703
       Aomori Bank, Ltd. (The)........................... 12,000   35,572
       Aoyama Trading Co., Ltd...........................  9,100  362,230
       Arakawa Chemical Industries, Ltd..................  3,000   28,239
       Arata Corp........................................    600   11,609
       Arcland Sakamoto Co., Ltd.........................  1,200   25,346
       Arcs Co., Ltd.....................................  3,400   68,889
       Asahi Diamond Industrial Co., Ltd.................  4,600   45,594
       Asahi Holdings, Inc...............................  1,300   18,913
       Asahi Kogyosha Co., Ltd...........................  4,000   14,566
       Asahi Organic Chemicals Industry Co., Ltd......... 13,000   22,922
       Ashikaga Holdings Co., Ltd........................  8,100   27,349
       Ashimori Industry Co., Ltd........................  9,000   13,209
       Asia Pile Holdings Corp...........................  2,000    8,245
       ASKA Pharmaceutical Co., Ltd......................  3,400   33,855
       Asunaro Aoki Construction Co., Ltd................  4,500   27,747
       Awa Bank, Ltd. (The).............................. 15,000   82,701
       Bando Chemical Industries, Ltd....................  4,000   15,859
       Bank of Iwate, Ltd. (The).........................  2,600  101,572
       Bank of Nagoya, Ltd. (The)........................ 20,000   69,310
       Bank of Okinawa, Ltd. (The).......................  1,600   57,209
       Bank of Saga, Ltd. (The).......................... 23,000   47,579
       Bank of the Ryukyus, Ltd..........................  7,000   90,260
       Belluna Co., Ltd..................................  9,000   46,105
       Brother Industries, Ltd........................... 24,400  246,578
       Bunka Shutter Co., Ltd............................  5,100   41,949
       Canon Electronics, Inc............................  2,000   29,064
       Cawachi, Ltd......................................  3,400   57,245
       Central Glass Co., Ltd............................ 35,000  187,880
       Central Security Patrols Co., Ltd.................  1,300   19,763
       Chiba Kogyo Bank, Ltd. (The)......................  5,400   27,037
       Chiyoda Corp...................................... 12,000   87,899
       Chiyoda Integre Co., Ltd..........................  1,400   35,357
       Chofu Seisakusho Co., Ltd.........................  2,300   47,493
       Chori Co., Ltd....................................  1,100   14,129
       Chubu Shiryo Co., Ltd.............................  3,100   23,371
       Chuetsu Pulp & Paper Co., Ltd..................... 20,000   32,607
       Chugoku Bank, Ltd. (The).......................... 20,600  245,229
       Chugoku Marine Paints, Ltd........................  7,000   48,752
       Chukyo Bank, Ltd. (The)........................... 13,000   23,401
       Chuo Gyorui Co., Ltd..............................  5,000   11,357
       Chuo Spring Co., Ltd..............................  7,000   15,839
       CKD Corp..........................................  4,600   43,107
       Cleanup Corp......................................  4,700   28,026

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    CMK Corp..........................................  9,600 $ 25,559
    Coca-Cola East Japan Co., Ltd.....................  6,700  108,119
    Coca-Cola West Co., Ltd...........................  7,700  169,881
    Computer Engineering & Consulting, Ltd............  2,200   22,967
    COMSYS Holdings Corp..............................  8,600  125,529
*   Cosmo Energy Holdings Co., Ltd....................  6,300   69,463
    Credit Saison Co., Ltd............................ 13,900  261,344
    CTI Engineering Co., Ltd..........................  2,500   22,658
    Dai Nippon Toryo Co., Ltd......................... 10,000   19,241
    Dai-Dan Co., Ltd..................................  5,000   31,186
    Dai-ichi Seiko Co., Ltd...........................  1,900   22,965
    Daibiru Corp......................................  4,700   37,787
    Daido Metal Co., Ltd..............................  3,200   26,025
    Daido Steel Co., Ltd.............................. 29,000  120,565
    Daihatsu Diesel Manufacturing Co., Ltd............  2,000   11,585
    Daihen Corp....................................... 13,000   68,529
    Daiho Corp........................................  5,000   23,639
    Daiichi Jitsugyo Co., Ltd.........................  4,000   17,697
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............    500   17,603
    Daiken Corp....................................... 10,000   24,152
    Daiki Aluminium Industry Co., Ltd.................  6,000   14,959
    Daikoku Denki Co., Ltd............................  1,000   13,254
    Daikyo, Inc....................................... 38,000   61,391
    Dainichi Co., Ltd.................................  1,800    9,892
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  4,000   16,639
    Daio Paper Corp...................................  8,800   78,426
    Daisan Bank, Ltd. (The)........................... 12,000   16,389
    Daishi Bank, Ltd. (The)........................... 42,000  159,725
*   Daishinku Corp....................................  6,000   10,025
    Daito Bank, Ltd. (The)............................ 27,000   44,298
    Daiwabo Holdings Co., Ltd......................... 28,000   52,477
    DC Co., Ltd.......................................  3,300    8,497
    DCM Holdings Co., Ltd............................. 14,500  104,737
    Denka Co., Ltd.................................... 42,000  186,137
    Denyo Co., Ltd....................................  1,300   16,626
    DIC Corp.......................................... 88,000  226,767
    DKS Co., Ltd...................................... 10,000   29,948
    DMG Mori Co., Ltd.................................  9,000   87,444
    Doutor Nichires Holdings Co., Ltd.................  3,400   51,801
    DSB Co., Ltd......................................  1,700   13,558
    Dunlop Sports Co., Ltd............................  1,600   10,804
    Duskin Co., Ltd...................................    700   12,472
    Ebara Corp........................................ 50,000  221,467
    Ebara Jitsugyo Co., Ltd...........................  1,000   10,698
    EDION Corp........................................ 19,600  147,080
    Ehime Bank, Ltd. (The)............................ 22,000   44,549
    Eidai Co., Ltd....................................  3,000   10,362
    Eighteenth Bank, Ltd. (The)....................... 30,000   80,961
    Eizo Corp.........................................  1,700   40,531
    Endo Lighting Corp................................  1,100    9,947
    ESPEC Corp........................................  3,600   43,754
    Excel Co., Ltd....................................  1,800   21,853
    Exedy Corp........................................  2,600   60,735

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    F-Tech, Inc.......................................  1,700 $ 15,457
    FALCO HOLDINGS Co., Ltd...........................  1,200   13,148
    FCC Co., Ltd......................................  2,400   53,255
    Ferrotec Corp.....................................  6,300   68,052
    FIDEA Holdings Co., Ltd........................... 19,000   38,106
    Fields Corp.......................................    800   14,198
    Foster Electric Co., Ltd..........................  2,200   47,587
    France Bed Holdings Co., Ltd......................    600    4,793
    Fuji Corp., Ltd...................................  2,700   16,075
    Fuji Kiko Co., Ltd................................  3,200   11,519
    Fuji Oil Co., Ltd.................................  5,200   12,744
    Fuji Oil Holdings, Inc............................  6,200  101,563
    Fuji Pharma Co., Ltd..............................    900   16,926
    Fuji Soft, Inc....................................  1,500   33,788
    Fujibo Holdings, Inc.............................. 15,000   25,600
    Fujicco Co., Ltd..................................  2,200   40,914
    Fujikura Kasei Co., Ltd...........................  2,800   12,604
    Fujikura Rubber, Ltd..............................  3,100   13,616
    Fujikura, Ltd..................................... 68,000  333,092
    Fujimi, Inc.......................................  1,900   24,276
    Fujimori Kogyo Co., Ltd...........................    900   21,622
*   Fujisash Co., Ltd................................. 12,900   10,203
    Fujishoji Co., Ltd................................  1,000    8,698
    Fujitec Co., Ltd..................................  7,300   68,839
    Fujitsu Frontech, Ltd.............................  2,800   30,858
    FuKoKu Co., Ltd...................................  1,800   14,570
    Fukuda Corp.......................................  4,000   34,795
    Fukui Bank, Ltd. (The)............................ 12,000   22,488
    Fukushima Bank, Ltd. (The)........................ 26,000   19,251
    Fukuyama Transporting Co., Ltd.................... 17,000   83,719
    Furukawa Electric Co., Ltd........................ 79,000  162,544
    Furuno Electric Co., Ltd..........................  2,900   19,253
    Furusato Industries, Ltd..........................  1,000   14,958
    Futaba Industrial Co., Ltd........................  5,400   22,409
    Fuyo General Lease Co., Ltd.......................  1,000   49,160
    G-Tekt Corp.......................................  2,500   31,725
    Gakken Holdings Co., Ltd..........................  6,000   12,374
    Gecoss Corp.......................................  2,300   17,871
    GLOBERIDE, Inc....................................    500    6,416
    Glory, Ltd........................................  5,500  175,883
    Godo Steel, Ltd................................... 31,000   58,590
    Goldcrest Co., Ltd................................  1,700   28,593
    GS Yuasa Corp..................................... 44,000  153,825
    Gun-Ei Chemical Industry Co., Ltd.................  9,000   23,153
    Gunma Bank, Ltd. (The)............................ 49,000  271,312
    Gunze, Ltd........................................ 40,000  112,517
    H-One Co., Ltd....................................    600    2,906
    H2O Retailing Corp................................  5,800   98,868
    Hachijuni Bank, Ltd. (The)........................ 54,000  301,963
    Hagihara Industries, Inc..........................    700   13,027
    Hakuto Co., Ltd...................................  3,000   28,629
    Hamakyorex Co., Ltd...............................    900   15,486
    Hanwa Co., Ltd.................................... 26,000  109,161

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Happinet Corp.....................................   2,800 $ 24,833
    Harima Chemicals Group, Inc.......................   2,900   14,017
    Haruyama Trading Co., Ltd.........................   2,000   13,083
    Heiwa Corp........................................   2,300   44,799
    Heiwa Real Estate Co., Ltd........................   5,600   58,004
    Heiwado Co., Ltd..................................   3,100   63,516
    HI-LEX Corp.......................................   2,000   55,232
    Hibiya Engineering, Ltd...........................   3,100   39,528
    Higashi-Nippon Bank, Ltd. (The)...................  25,000   71,196
    Hitachi Capital Corp..............................   5,500  135,530
    Hitachi Chemical Co., Ltd.........................   6,500  114,276
    Hitachi Construction Machinery Co., Ltd...........  11,700  170,608
    Hitachi Koki Co., Ltd.............................   6,000   38,017
    Hitachi Transport System, Ltd.....................   4,800   78,213
    Hitachi Zosen Corp................................  16,400   83,497
    Hodogaya Chemical Co., Ltd........................  10,000   17,510
    Hogy Medical Co., Ltd.............................   1,000   49,411
    Hokkaido Coca-Cola Bottling Co., Ltd..............   3,000   14,133
    Hokkan Holdings, Ltd..............................   8,000   20,203
    Hokko Chemical Industry Co., Ltd..................   4,000   12,262
    Hokkoku Bank, Ltd. (The)..........................  40,000  112,139
    Hokuetsu Bank, Ltd. (The).........................  30,000   59,019
    Hokuetsu Kishu Paper Co., Ltd.....................  30,100  182,640
    Hokuhoku Financial Group, Inc..................... 154,000  285,655
    Hokuriku Electric Industry Co., Ltd...............  12,000   14,659
    Honeys Co., Ltd...................................   1,300   13,974
    Hoosiers Holdings.................................   3,600   15,733
    Hyakugo Bank, Ltd. (The)..........................  27,000  113,894
    Hyakujushi Bank, Ltd. (The).......................  27,000   87,354
    Ibiden Co., Ltd...................................  13,700  192,986
    IBJ Leasing Co., Ltd..............................   1,100   21,084
    Ichikoh Industries, Ltd...........................   9,000   15,947
    Ichinen Holdings Co., Ltd.........................   2,900   25,609
    Idec Corp.........................................   3,800   34,392
    Ihara Chemical Industry Co., Ltd..................   4,000   48,886
    Iino Kaiun Kaisha, Ltd............................   7,300   26,990
    IJT Technology Holdings Co., Ltd..................   1,600    4,218
    Ikegami Tsushinki Co., Ltd........................  11,000   13,740
    Imasen Electric Industrial........................   2,100   20,409
    Inaba Denki Sangyo Co., Ltd.......................   2,500   77,973
    Inabata & Co., Ltd................................  10,100   96,965
    Ines Corp.........................................   8,400   80,971
    Inui Global Logistics Co., Ltd....................   2,200   17,458
    Iseki & Co., Ltd..................................  19,000   26,012
*   Ishihara Sangyo Kaisha, Ltd.......................  40,000   30,182
    IT Holdings Corp..................................   1,800   39,720
    Itochu Enex Co., Ltd..............................   7,000   53,623
    Itoham Foods, Inc.................................  12,000   68,961
    Itoki Corp........................................   7,300   49,415
    IwaiCosmo Holdings, Inc...........................   2,100   22,652
    Iwaki & Co., Ltd..................................   6,000    9,944
    Iwasaki Electric Co., Ltd.........................  13,000   22,947
    Iyo Bank, Ltd. (The)..............................  31,200  264,484

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    J Trust Co., Ltd..................................  6,300 $ 44,428
    J-Oil Mills, Inc.................................. 15,000   43,198
    Jaccs Co., Ltd....................................  5,000   16,863
*   Janome Sewing Machine Co., Ltd....................    700    3,872
*   Japan Display, Inc................................ 30,100   69,641
    Japan Drilling Co., Ltd...........................    500   10,334
    Japan Pulp & Paper Co., Ltd....................... 12,000   33,141
    Japan Securities Finance Co., Ltd.................  1,900    8,680
    Japan Steel Works, Ltd. (The)..................... 28,000   89,390
    Japan Transcity Corp..............................  7,000   22,634
    Japan Wool Textile Co., Ltd. (The)................  6,000   42,036
    JBCC Holdings, Inc................................  1,700    9,742
    JMS Co., Ltd......................................  6,000   14,323
    Joban Kosan Co., Ltd..............................  9,000   11,425
    Joshin Denki Co., Ltd.............................  2,000   16,090
    Joyo Bank, Ltd. (The)............................. 42,000  170,570
    JSP Corp..........................................    700   13,573
    Juroku Bank, Ltd. (The)........................... 35,000  125,589
    JVC Kenwood Corp.................................. 24,900   58,371
    Kaga Electronics Co., Ltd.........................  2,700   33,789
    Kamei Corp........................................  5,900   55,078
    Kanagawa Chuo Kotsu Co., Ltd......................  4,000   24,149
    Kandenko Co., Ltd................................. 15,000   91,416
    Kanematsu Corp.................................... 11,000   17,522
    Kansai Urban Banking Corp.........................  1,700   17,772
    Kato Sangyo Co., Ltd..............................  2,600   64,560
    Kato Works Co., Ltd............................... 12,000   44,881
    KAWADA TECHNOLOGIES, Inc..........................    600   17,728
    Kawai Musical Instruments Manufacturing Co., Ltd..    900   15,359
    Kawasaki Kisen Kaisha, Ltd........................ 93,000  166,957
    Kawasumi Laboratories, Inc........................  2,400   20,528
    Keihanshin Building Co., Ltd......................  4,300   23,094
    Keihin Corp.......................................  5,300   83,472
    Keiyo Bank, Ltd. (The)............................ 25,000  108,365
    Keiyo Co., Ltd....................................  3,600   15,186
    Kinden Corp....................................... 14,900  184,776
    Kintetsu World Express, Inc.......................    700   11,460
    Kinugawa Rubber Industrial Co., Ltd...............  6,000   31,442
    Kirindo Holdings Co., Ltd.........................    600    4,762
    Kita-Nippon Bank, Ltd. (The)......................  1,400   36,908
    Kitagawa Iron Works Co., Ltd...................... 12,000   22,406
    Kitano Construction Corp..........................  6,000   14,838
    Kito Corp.........................................  1,900   15,451
    Kitz Corp.........................................  4,200   18,796
    Kiyo Bank, Ltd. (The).............................  4,100   52,831
    Koa Corp..........................................  3,600   28,006
    Kohnan Shoji Co., Ltd.............................  7,000  100,740
    Kohsoku Corp......................................  1,500   12,332
*   Kojima Co., Ltd...................................  5,800   13,283
    Kokuyo Co., Ltd................................... 16,800  180,316
    KOMAIHALTEC, Inc..................................  6,000   11,595
    Komatsu Wall Industry Co., Ltd....................  1,200   18,626
    Komeri Co., Ltd...................................  2,400   47,661

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Konaka Co., Ltd...................................  4,200 $ 21,569
    Kondotec, Inc.....................................  1,800   11,266
    Konishi Co., Ltd..................................  2,000   40,340
    Konoike Transport Co., Ltd........................  2,300   28,627
    Kosei Securities Co., Ltd......................... 10,000   13,727
    Krosaki Harima Corp...............................  9,000   19,071
    KRS Corp..........................................  1,200   25,784
    KU Holdings Co., Ltd..............................  2,600   17,361
    Kurabo Industries, Ltd............................ 46,000   78,573
    Kureha Corp....................................... 17,000   60,060
    Kurimoto, Ltd..................................... 16,000   28,707
    Kuriyama Holdings Corp............................  1,000   12,328
    Kuroda Electric Co., Ltd..........................  3,200   51,706
    KYB Corp.......................................... 26,000   74,984
    Kyodo Printing Co., Ltd........................... 16,000   42,191
    Kyoei Steel, Ltd..................................  4,600   80,123
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  6,800   67,108
    Kyokuto Securities Co., Ltd.......................  2,000   22,931
    Kyokuyo Co., Ltd..................................  8,000   18,155
    KYORIN Holdings, Inc..............................  4,700   87,019
    Kyosan Electric Manufacturing Co., Ltd............  5,000   14,165
    Kyowa Exeo Corp................................... 10,000  102,920
    Kyowa Leather Cloth Co., Ltd......................  2,700   19,658
*   Kyushu Financial Group, Inc....................... 22,200  138,476
    LEC, Inc..........................................  1,000   10,961
*   Leopalace21 Corp.................................. 22,500  124,618
    Lintec Corp.......................................  4,300   87,211
*   Macnica Fuji Electronics Holdings, Inc............  4,700   57,954
    Maeda Corp........................................ 28,000  172,971
    Maeda Road Construction Co., Ltd..................  7,000  109,482
    Makino Milling Machine Co., Ltd................... 11,000   72,370
    Marubun Corp......................................  3,500   23,929
    Marudai Food Co., Ltd............................. 24,000   89,795
    Maruha Nichiro Corp...............................  3,200   60,886
    Maruka Machinery Co., Ltd.........................  1,000   12,304
    Maruwa Co., Ltd...................................    800   17,407
    Maruzen Showa Unyu Co., Ltd....................... 11,000   38,413
    Matsui Construction Co., Ltd......................  3,500   19,565
    Maxvalu Nishinihon Co., Ltd.......................    800   11,110
    MEC Co., Ltd......................................  2,700   17,196
    Megachips Corp....................................  1,600   13,913
    Meisei Industrial Co., Ltd........................  3,700   13,809
    Meiwa Estate Co., Ltd.............................  2,900   12,348
    Michinoku Bank, Ltd. (The)........................ 24,000   39,430
    Mie Bank, Ltd. (The)..............................  8,000   15,686
    Mikuni Corp.......................................  1,300    4,220
    Mimasu Semiconductor Industry Co., Ltd............  3,400   29,586
    Minato Bank, Ltd. (The)........................... 21,000   34,575
    Ministop Co., Ltd.................................  1,700   30,123
    Mirait Holdings Corp..............................  6,900   53,751
    Misawa Homes Co., Ltd.............................  2,400   16,638
    Mitani Corp.......................................  1,300   32,987
    Mitani Sekisan Co., Ltd...........................    400    5,110

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Mito Securities Co., Ltd..........................   6,900 $ 23,408
    Mitsuba Corp......................................   4,100   56,870
    Mitsubishi Gas Chemical Co., Inc..................  50,000  238,983
    Mitsubishi Nichiyu Forklift Co., Ltd..............   3,600   14,346
*   Mitsubishi Paper Mills, Ltd.......................  46,000   31,758
    Mitsubishi Shokuhin Co., Ltd......................   1,100   25,924
    Mitsubishi Steel Manufacturing Co., Ltd...........  26,000   45,724
    Mitsuboshi Belting, Ltd...........................   5,000   36,951
    Mitsui Engineering & Shipbuilding Co., Ltd........  92,000  128,174
    Mitsui High-Tec, Inc..............................   5,300   27,126
    Mitsui Home Co., Ltd..............................   3,000   13,692
    Mitsui Matsushima Co., Ltd........................  16,000   16,663
    Mitsui Mining & Smelting Co., Ltd.................  69,000  109,363
    Mitsui OSK Lines, Ltd............................. 148,000  293,252
    Mitsui Sugar Co., Ltd.............................  11,000   50,322
    Mitsui-Soko Holdings Co., Ltd.....................  14,000   38,407
    Mitsumi Electric Co., Ltd.........................   7,500   35,676
    Mitsuuroko Group Holdings Co., Ltd................   5,800   27,476
    Miyazaki Bank, Ltd. (The).........................  28,000   77,779
    Mizuno Corp.......................................   6,000   28,816
    Modec, Inc........................................   1,900   22,549
    Monex Group, Inc..................................  22,100   56,082
    MORESCO Corp......................................   1,200   15,573
    Morinaga Milk Industry Co., Ltd...................  19,000   86,698
    Morita Holdings Corp..............................   2,400   24,338
    Mory Industries, Inc..............................   5,000   12,936
*   Mr Max Corp.......................................   4,600   11,876
    Musashi Seimitsu Industry Co., Ltd................   1,800   36,248
    Musashino Bank, Ltd. (The)........................   4,500  142,322
    Nachi-Fujikoshi Corp..............................  14,000   53,739
    Nafco Co., Ltd....................................     100    1,549
    Nagano Bank, Ltd. (The)...........................  10,000   15,630
    Nagase & Co., Ltd.................................   6,600   79,054
    Nakabayashi Co., Ltd..............................   8,000   18,071
    Nakamuraya Co., Ltd...............................   3,000   11,692
    Nanto Bank, Ltd. (The)............................  16,000   46,516
    NDS Co., Ltd......................................   7,000   17,597
    NEC Capital Solutions, Ltd........................   1,500   21,348
    NEC Networks & System Integration Corp............   2,700   44,679
    NET One Systems Co., Ltd..........................   9,200   51,773
    NHK Spring Co., Ltd...............................  10,600  104,470
    Nice Holdings, Inc................................  12,000   15,767
    Nichias Corp......................................   9,000   55,163
    Nichiban Co., Ltd.................................   5,000   25,019
    Nichiha Corp......................................   2,800   40,497
    Nichii Gakkan Co..................................   5,100   36,427
    Nichireki Co., Ltd................................   5,000   37,876
    Nichirin Co., Ltd.................................     500    5,989
    Nihon Dempa Kogyo Co., Ltd........................   3,100   18,773
    Nihon Eslead Corp.................................   1,600   14,446
    Nihon Nohyaku Co., Ltd............................   4,800   29,392
    Nihon Parkerizing Co., Ltd........................     200    1,897
    Nihon Plast Co., Ltd..............................     400    3,130

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nihon Tokushu Toryo Co., Ltd......................     700 $  5,784
    Nihon Yamamura Glass Co., Ltd.....................  14,000   19,898
    Nikkiso Co., Ltd..................................   6,100   40,430
    Nikko Co., Ltd....................................   5,000   15,313
    Nikkon Holdings Co., Ltd..........................   9,600  173,335
    Nippo Corp........................................   6,000   89,123
    Nippon Beet Sugar Manufacturing Co., Ltd..........   3,000    5,008
    Nippon Carbon Co., Ltd............................  13,000   25,706
    Nippon Chemi-Con Corp.............................  30,000   46,507
    Nippon Chemical Industrial Co., Ltd...............  18,000   35,763
    Nippon Coke & Engineering Co., Ltd................  20,500   14,376
    Nippon Concrete Industries Co., Ltd...............   8,200   22,379
    Nippon Denko Co., Ltd.............................  20,700   33,388
    Nippon Densetsu Kogyo Co., Ltd....................   2,000   38,876
    Nippon Electric Glass Co., Ltd....................  51,000  263,959
    Nippon Fine Chemical Co., Ltd.....................   1,700   11,184
    Nippon Flour Mills Co., Ltd.......................  15,000  109,193
    Nippon Hume Corp..................................   4,500   24,766
    Nippon Kayaku Co., Ltd............................  14,000  149,991
*   Nippon Kinzoku Co., Ltd...........................   9,000    8,465
    Nippon Koei Co., Ltd..............................  12,000   42,502
    Nippon Light Metal Holdings Co., Ltd..............  81,200  140,606
    Nippon Paper Industries Co., Ltd..................   8,500  136,546
    Nippon Piston Ring Co., Ltd.......................   1,500   23,373
    Nippon Road Co., Ltd. (The).......................  16,000   74,640
*   Nippon Sharyo, Ltd................................   7,000   13,972
*   Nippon Sheet Glass Co., Ltd....................... 162,000  119,482
    Nippon Signal Co., Ltd............................   5,000   48,009
    Nippon Soda Co., Ltd..............................  18,000   96,968
    Nippon Steel & Sumikin Bussan Corp................  23,000   74,733
    Nippon Synthetic Chemical Industry Co., Ltd. (The)   3,000   20,926
    Nippon Thompson Co., Ltd..........................   8,000   32,048
    Nippon Valqua Industries, Ltd.....................   6,000   14,699
*   Nippon Yakin Kogyo Co., Ltd.......................  34,500   35,560
    Nishi-Nippon City Bank, Ltd. (The)................  79,000  177,155
    Nishimatsu Construction Co., Ltd..................  30,000  108,598
    Nishio Rent All Co., Ltd..........................   1,400   36,364
    Nissan Shatai Co., Ltd............................   5,900   57,335
    Nissei Plastic Industrial Co., Ltd................   1,800   13,181
    Nisshin Fudosan Co................................   7,500   24,752
    Nisshin Oillio Group, Ltd. (The)..................  22,000   91,960
    Nisshin Steel Co., Ltd............................  14,500  137,919
    Nisshinbo Holdings, Inc...........................  16,000  161,096
    Nissin Corp.......................................   8,000   23,118
    Nissin Kogyo Co., Ltd.............................   3,700   51,754
    Nittetsu Mining Co., Ltd..........................  15,000   57,974
    Nitto Boseki Co., Ltd.............................  20,000   60,276
    Nitto Kogyo Corp..................................   2,700   44,712
    Nitto Kohki Co., Ltd..............................     600   11,419
    Nittoku Engineering Co., Ltd......................     300    2,632
    NOF Corp..........................................  13,000   92,385
    Nohmi Bosai, Ltd..................................   1,800   20,931
    Nomura Real Estate Holdings, Inc..................  13,000  228,295

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Noritake Co., Ltd.................................  9,000 $ 19,319
    Noritz Corp.......................................  3,100   47,989
    North Pacific Bank, Ltd........................... 36,200  111,132
    NS United Kaiun Kaisha, Ltd....................... 22,000   33,512
    NTN Corp.......................................... 47,000  178,836
    Obayashi Road Corp................................  6,000   37,901
    Odelic Co., Ltd...................................    300    9,374
    Ogaki Kyoritsu Bank, Ltd. (The)................... 40,000  140,166
    Ohashi Technica, Inc..............................  1,400   14,768
    Oiles Corp........................................  2,100   31,126
    Oita Bank, Ltd. (The)............................. 30,000  103,908
    Okabe Co., Ltd....................................  3,500   25,310
    Okamura Corp......................................  5,700   51,805
    Okasan Securities Group, Inc...................... 17,000   94,710
    OKK Corp.......................................... 13,000   13,738
    OKUMA Corp........................................ 13,000   98,987
    Okumura Corp...................................... 13,000   68,390
    Okura Industrial Co., Ltd.........................  9,000   23,328
    Okuwa Co., Ltd....................................  2,000   17,953
    Olympic Group Corp................................  2,600   13,114
    Onoken Co., Ltd...................................  2,900   26,265
    Onward Holdings Co., Ltd.......................... 13,000   81,511
    Organo Corp.......................................  1,000    3,758
    Osaka Soda Co., Ltd...............................  5,000   19,193
    Osaka Steel Co., Ltd..............................  4,100   72,330
    Osaki Electric Co., Ltd...........................  6,000   30,287
    Pacific Industrial Co., Ltd.......................  9,000   92,389
*   Pacific Metals Co., Ltd...........................  6,000   14,772
    Pack Corp. (The)..................................  1,200   24,343
    PALTAC Corp.......................................  4,000   69,263
    PanaHome Corp.....................................  6,000   43,705
    Panasonic Industrial Devices SUNX Co., Ltd........  2,800   14,542
    Parco Co., Ltd....................................  2,000   16,967
    Piolax, Inc.......................................  2,000  104,001
*   Pioneer Corp...................................... 22,400   52,350
    Press Kogyo Co., Ltd.............................. 13,600   55,276
    Pressance Corp....................................    500   16,239
    Proto Corp........................................    900   12,831
    PS Mitsubishi Construction Co., Ltd...............  2,700    8,316
    Rengo Co., Ltd.................................... 30,000  128,783
    Rheon Automatic Machinery Co., Ltd................  2,600   16,511
    Ricoh Leasing Co., Ltd............................  2,500   78,022
    Right On Co., Ltd.................................  2,100   26,475
    Riken Corp........................................  4,000   13,601
    Riken Technos Corp................................  7,500   23,743
    Riso Kagaku Corp..................................  1,500   20,722
    Round One Corp.................................... 12,200   59,614
    Ryobi, Ltd........................................ 22,000   90,635
    Ryoden Trading Co., Ltd...........................  7,000   43,549
    Ryosan Co., Ltd...................................  4,400  119,173
    Sakai Chemical Industry Co., Ltd.................. 20,000   61,812
    Sakai Ovex Co., Ltd...............................  7,000   12,322
    Sakata INX Corp...................................  4,000   38,131

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
       SAMTY Co., Ltd....................................   1,300 $ 12,759
       San-Ai Oil Co., Ltd...............................  10,000   77,547
       San-In Godo Bank, Ltd. (The)......................  33,000  238,274
       Sanden Holdings Corp..............................  13,000   35,556
       Sanken Electric Co., Ltd..........................  12,000   37,984
       Sankyo Tateyama, Inc..............................   2,000   24,007
       Sanoh Industrial Co., Ltd.........................   2,800   16,224
       Sansha Electric Manufacturing Co., Ltd............     300    1,665
       Sanshin Electronics Co., Ltd......................   3,900   37,750
       Sanyo Chemical Industries, Ltd....................   6,000   46,584
       Sanyo Denki Co., Ltd..............................   3,000   15,574
       Sanyo Housing Nagoya Co., Ltd.....................     700    6,086
       Sanyo Special Steel Co., Ltd......................  19,000   92,469
       Sanyo Trading Co., Ltd............................     700    7,660
       Satori Electric Co., Ltd..........................   2,500   14,872
       Sawada Holdings Co., Ltd..........................   1,700   16,220
       Saxa Holdings, Inc................................  13,000   21,075
       SBI Holdings, Inc.................................  27,500  275,064
       SBS Holdings, Inc.................................   1,900   13,270
       Scroll Corp.......................................   3,300   11,462
       Seino Holdings Co., Ltd...........................  18,000  196,076
       Seiren Co., Ltd...................................   3,700   38,527
       Sekisui Plastics Co., Ltd.........................  11,000   35,793
       Senko Co., Ltd....................................   6,000   38,459
       Senshu Ikeda Holdings, Inc........................  25,200  103,018
       Senshukai Co., Ltd................................   2,800   17,569
       Shibuya Corp......................................   1,300   16,224
       Shidax Corp.......................................   2,600   11,405
       Shiga Bank, Ltd. (The)............................  27,000  120,561
       Shikibo, Ltd......................................  25,000   22,895
       Shikoku Bank, Ltd. (The)..........................  19,000   39,145
       Shikoku Chemicals Corp............................   4,000   34,365
       Shima Seiki Manufacturing, Ltd....................   1,800   27,886
       Shimachu Co., Ltd.................................   8,600  195,237
       Shimizu Bank, Ltd. (The)..........................   1,500   35,308
       Shin Nippon Air Technologies Co., Ltd.............   2,500   20,826
       Shinagawa Refractories Co., Ltd...................  10,000   20,342
       Shindengen Electric Manufacturing Co., Ltd........   2,000    7,216
       Shinko Electric Industries Co., Ltd...............   9,900   60,603
       Shinko Shoji Co., Ltd.............................   4,200   42,711
       Shinmaywa Industries, Ltd.........................  20,000  161,549
       Shinnihon Corp....................................   5,400   26,127
       Shinsho Corp......................................   6,000   11,073
       Shiroki Corp......................................   5,000   15,531
       Shizuki Electric Co., Inc.........................   3,000   14,085
       Shizuoka Gas Co., Ltd.............................   5,300   34,926
       Shoei Foods Corp..................................   1,500   18,480
       Showa Aircraft Industry Co., Ltd..................   1,200   11,478
       Showa Corp........................................   4,200   37,001
       Showa Denko KK.................................... 119,000  130,394
       Showa Sangyo Co., Ltd.............................   8,000   31,380
       Sinanen Holdings Co., Ltd.........................   7,000   26,603
       Sinfonia Technology Co., Ltd......................  10,000   14,406

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc....................  18,100 $102,703
    Sodick Co., Ltd...................................   2,500   16,431
    Sojitz Corp....................................... 158,800  342,998
    SPK Corp..........................................     600   10,389
    ST Corp...........................................   1,300   12,056
    Stella Chemifa Corp...............................     900   15,572
    Sumida Corp.......................................   2,000   10,875
    Suminoe Textile Co., Ltd..........................  12,000   31,518
    Sumitomo Bakelite Co., Ltd........................  26,000   99,042
    Sumitomo Densetsu Co., Ltd........................   1,300   15,679
    Sumitomo Forestry Co., Ltd........................  10,000  126,967
    Sumitomo Heavy Industries, Ltd....................  60,000  237,539
    Sumitomo Osaka Cement Co., Ltd....................  37,000  150,815
    Sumitomo Precision Products Co., Ltd..............   6,000   19,620
    Sumitomo Riko Co., Ltd............................   5,400   49,222
    Sumitomo Rubber Industries, Ltd...................  17,100  217,030
    Sumitomo Seika Chemicals Co., Ltd.................   5,000   28,964
    Sumitomo Warehouse Co., Ltd. (The)................  16,000   82,457
    Sun Corp..........................................   1,200    7,808
*   SWCC Showa Holdings Co., Ltd......................  54,000   27,957
    T Hasegawa Co., Ltd...............................   1,900   24,924
    T RAD Co., Ltd....................................   8,000   12,581
    Tachi-S Co., Ltd..................................   1,500   23,008
    Tachibana Eletech Co., Ltd........................   2,600   25,735
    Tachikawa Corp....................................   1,500    8,577
    Taihei Dengyo Kaisha, Ltd.........................   4,000   41,684
    Taiheiyo Kouhatsu, Inc............................  15,000    9,888
    Taiho Kogyo Co., Ltd..............................   3,800   41,136
    Taikisha, Ltd.....................................   2,200   47,114
    Taiyo Yuden Co., Ltd..............................   9,600  111,130
    Takagi Securities Co., Ltd........................   7,000    9,740
    Takara Standard Co., Ltd..........................   8,000   56,616
    Takasago Thermal Engineering Co., Ltd.............   2,200   29,396
    Takashimaya Co., Ltd..............................  30,000  256,942
*   Takata Corp.......................................   5,200   28,706
    Take And Give Needs Co., Ltd......................   1,900   10,056
    Takeei Corp.......................................   1,100    8,366
    Takiron Co., Ltd..................................   9,000   43,919
    Tamron Co., Ltd...................................   1,400   20,011
    Tamura Corp.......................................  11,000   28,984
    Tayca Corp........................................   7,000   32,133
    TBK Co., Ltd......................................   4,700   17,424
    TECHNO ASSOCIE Co., Ltd...........................   1,200   10,410
    Tekken Corp.......................................   6,000   14,496
    Toa Corp.(6894434)................................   1,200   12,043
    Toa Corp.(6894508)................................  43,000  111,794
    Toa Oil Co., Ltd..................................  10,000   11,055
    TOA ROAD Corp.....................................   9,000   30,503
    Toagosei Co., Ltd.................................  10,100   84,406
    Tochigi Bank, Ltd. (The)..........................  22,000  104,626
    Toda Corp.........................................  25,000  120,677
    Toda Kogyo Corp...................................   5,000   11,660
    Toei Co., Ltd.....................................   7,000   65,889

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Toenec Corp.......................................  9,000 $ 57,396
    Toho Bank, Ltd. (The)............................. 36,000  121,812
    Toho Co., Ltd.....................................    600   10,935
    Toho Zinc Co., Ltd................................ 18,000   36,467
    Tohoku Bank, Ltd. (The)........................... 12,000   14,843
    Tokai Carbon Co., Ltd............................. 34,000   92,321
    Tokai Rika Co., Ltd...............................  4,600  113,158
    Tokushu Tokai Paper Co., Ltd...................... 14,000   40,071
*   Tokuyama Corp..................................... 74,000  146,294
    Tokyo Dome Corp...................................  8,000   38,328
    Tokyo Electron Device, Ltd........................  1,100   14,418
    Tokyo Energy & Systems, Inc.......................  5,000   41,127
    Tokyo Keiki, Inc..................................  6,000   10,249
    Tokyo Ohka Kogyo Co., Ltd.........................  1,400   43,749
    Tokyo Sangyo Co., Ltd.............................  4,000   15,452
    Tokyo Steel Manufacturing Co., Ltd................ 15,000  106,021
    Tokyo Tekko Co., Ltd..............................  9,000   37,812
    Tokyo TY Financial Group, Inc.....................  3,200   98,105
    Tokyu Recreation Co., Ltd.........................  2,000   12,056
    Toli Corp.........................................  8,000   20,956
    Tomato Bank, Ltd.................................. 10,000   13,809
    Tomoe Corp........................................  6,700   18,188
    Tomoku Co., Ltd................................... 11,000   23,150
    TOMONY Holdings, Inc.............................. 25,500   87,684
    Tonami Holdings Co., Ltd.......................... 12,000   33,355
    Toppan Forms Co., Ltd.............................  5,800   69,682
    Topre Corp........................................  1,800   39,663
    Topy Industries, Ltd.............................. 39,000   77,748
    Torii Pharmaceutical Co., Ltd.....................  1,700   38,545
    Tosei Corp........................................  4,300   26,515
    Toshiba Machine Co., Ltd..........................  7,000   21,412
    Toshiba Plant Systems & Services Corp.............  4,100   47,904
    Toshiba TEC Corp.................................. 13,000   41,841
    Tosoh Corp........................................ 19,000   91,945
    Tottori Bank, Ltd. (The)..........................  8,000   13,326
    Towa Bank, Ltd. (The)............................. 39,000   30,577
    Towa Corp.........................................  1,800   10,344
    Toyo Ink SC Holdings Co., Ltd..................... 24,000   90,423
    Toyo Kanetsu K.K..................................  6,000   12,516
    Toyo Kohan Co., Ltd............................... 15,400   49,904
    Toyo Securities Co., Ltd.......................... 10,000   30,507
    Toyo Seikan Group Holdings, Ltd................... 18,000  326,619
    Toyo Tanso Co., Ltd...............................  1,200   16,744
    Toyo Wharf & Warehouse Co., Ltd...................  8,000   11,548
    Toyobo Co., Ltd................................... 36,000   47,326
    Toyoda Gosei Co., Ltd.............................  7,000  151,658
    TS Tech Co., Ltd..................................  4,200  104,190
    Tsubakimoto Chain Co.............................. 11,000   78,158
    Tsugami Corp......................................  7,000   25,745
    Tsukishima Kikai Co., Ltd.........................  2,800   25,920
    Tsukuba Bank, Ltd................................. 11,600   36,035
    Tsurumi Manufacturing Co., Ltd....................  2,300   34,759
    Tv Tokyo Holdings Corp............................    900   16,514

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    U-Shin, Ltd.......................................   4,800 $    26,545
    UACJ Corp.........................................  23,000      50,144
    Ube Industries, Ltd............................... 118,000     229,827
    Uchida Yoko Co., Ltd..............................  11,000      40,153
    UKC Holdings Corp.................................   1,800      37,623
    Uniden Holdings Corp..............................  11,000      11,216
    Unipres Corp......................................   3,300      69,569
    United Super Markets Holdings, Inc................   3,000      27,579
    Universal Entertainment Corp......................   2,000      35,040
    UNY Group Holdings Co., Ltd.......................  26,500     169,778
    Vital KSK Holdings, Inc...........................   2,000      15,134
    Wacoal Holdings Corp..............................  13,000     151,990
    Wakachiku Construction Co., Ltd...................  12,000      13,168
    Wakita & Co., Ltd.................................   4,700      35,175
    Warabeya Nichiyo Co., Ltd.........................   1,700      35,596
    Xebio Holdings Co., Ltd...........................   2,900      51,140
    YAMABIKO Corp.....................................   2,800      19,901
    Yamagata Bank, Ltd. (The).........................  17,000      65,613
    Yamaguchi Financial Group, Inc....................  26,000     281,548
    Yamaichi Electronics Co., Ltd.....................   2,000      12,631
    Yamanashi Chuo Bank, Ltd. (The)...................  25,000     117,408
    Yamatane Corp.....................................  15,000      21,921
    Yamato Kogyo Co., Ltd.............................   3,800      89,969
    Yashima Denki Co., Ltd............................   2,100       9,644
    Yellow Hat, Ltd...................................   1,400      27,030
    Yodogawa Steel Works, Ltd.........................     100       1,852
    Yokogawa Bridge Holdings Corp.....................   5,800      52,318
    Yokohama Reito Co., Ltd...........................   9,700      85,368
    Yokohama Rubber Co., Ltd. (The)...................  10,800     161,911
    Yondenko Corp.....................................   3,000       9,664
    Yorozu Corp.......................................   1,800      38,520
    Yuasa Funashoku Co., Ltd..........................   5,000      14,000
    Yuasa Trading Co., Ltd............................   1,500      33,772
    Yurtec Corp.......................................   9,000      68,819
    Yusen Logistics Co., Ltd..........................   2,500      29,641
    Zeon Corp.........................................  12,000      80,939
                                                               -----------
TOTAL JAPAN...........................................          37,104,726
                                                               -----------
MALAYSIA -- (0.8%)
    Affin Holdings Bhd................................  23,100      12,042
    AirAsia BHD.......................................  89,900      30,902
    Alliance Financial Group Bhd......................  60,300      49,570
    AMMB Holdings Bhd................................. 273,700     288,225
    Berjaya Corp. Bhd................................. 221,100      19,511
    Boustead Holdings Bhd.............................  34,300      32,174
*   Bumi Armada Bhd................................... 304,600      76,770
    Dayang Enterprise Holdings Bhd....................  53,900      14,760
    DRB-Hicom Bhd..................................... 155,700      39,132
*   Eastern & Oriental Bhd............................  56,578      19,888
*   Evergreen Fibreboard Bhd..........................  67,500      20,085
    Felda Global Ventures Holdings Bhd................ 193,500      80,614
    Hong Leong Financial Group Bhd....................  20,710      69,034
    IOI Properties Group Bhd.......................... 177,400      91,334

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
MALAYSIA -- (Continued)
    Jaya Tiasa Holdings BHD...........................  70,100 $   24,596
*   Kian JOO CAN Factory BHD..........................  15,800     12,308
    KSL Holdings BHD..................................  33,600     10,282
    Kulim Malaysia BHD................................  46,000     42,013
    Magnum Bhd........................................   8,500      5,057
    Mah Sing Group Bhd................................ 174,200     53,784
    Malaysia Building Society Bhd.....................  62,100     21,692
    Malaysian Resources Corp. Bhd..................... 104,700     29,587
    Media Prima Bhd...................................  68,800     21,217
    MMC Corp. Bhd.....................................  92,500     41,356
    Muhibbah Engineering M Bhd........................  25,800     14,166
    OSK Holdings BHD..................................  31,600     11,722
*   Parkson Holdings Bhd..............................  66,800     15,721
    Press Metal Bhd...................................  55,000     24,761
    Sapurakencana Petroleum Bhd....................... 396,100    181,398
    Sunway Bhd........................................  57,700     41,015
    TA Enterprise Bhd................................. 144,500     18,132
    TDM BHD...........................................  18,900      3,070
    UEM Sunrise Bhd................................... 225,600     53,870
    UMW Holdings Bhd..................................  62,600    106,048
*   UMW Oil & Gas Corp. Bhd...........................  84,300     20,914
    Unisem M Bhd......................................  37,600     17,793
    UOA Development Bhd...............................  50,900     25,391
    WCT Holdings Bhd..................................  87,900     35,048
*   YNH Property Bhd..................................  40,299     17,576
                                                               ----------
TOTAL MALAYSIA........................................          1,692,558
                                                               ----------
MEXICO -- (0.9%)
    Alpek S.A.B. de C.V...............................  42,513     54,847
*   Axtel S.A.B. de C.V...............................  70,700     31,300
    Banregio Grupo Financiero S.A.B. de C.V...........  28,003    131,881
    Bolsa Mexicana de Valores S.A.B. de C.V...........  60,300     81,950
*   Cemex S.A.B. de C.V............................... 871,094    393,338
    Consorcio ARA S.A.B. de C.V. Series *.............  71,600     21,119
    Credito Real S.A.B. de C.V. SOFOM ER..............  17,553     36,968
*   Genomma Lab Internacional S.A.B. de C.V. Class B.. 115,300     77,745
*   Grupo Aeromexico S.A.B. de C.V....................  36,762     80,465
    Grupo Comercial Chedraui S.A. de C.V..............  27,398     71,600
    Grupo Elektra S.A.B. de C.V.......................   4,628     87,114
*   Grupo Famsa S.A.B. de C.V. Class A................  16,635     11,886
    Grupo Financiero Interacciones SA de C.V..........   8,660     46,552
    Grupo Herdez S.A.B. de C.V. Series *..............  23,387     56,064
    Grupo Sanborns S.A.B. de C.V......................  35,336     45,783
*   Grupo Simec S.A.B. de C.V. Series B...............  14,163     29,946
*   Hoteles City Express S.A.B. de C.V................  20,335     23,914
    Industrias Bachoco S.A.B. de C.V. Series B........  21,717     78,366
*   Industrias CH S.A.B. de C.V. Series B.............  19,961     58,603
    Industrias Penoles S.A.B. de C.V..................  11,145    106,290
*   La Comer S.A.B. de C.V............................  55,136     49,246
    Megacable Holdings S.A.B. de C.V..................   5,046     18,445
    Mexichem S.A.B. de C.V............................  97,733    201,525
*   OHL Mexico S.A.B. de C.V..........................  67,536     63,262
    Organizacion Cultiba S.A.B. de C.V................   9,500     13,037

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
MEXICO -- (Continued)
*   Organizacion Soriana S.A.B. de C.V. Class B.......  33,451 $   71,742
    TV Azteca S.A.B. de C.V........................... 106,067     11,930
    Vitro S.A.B. de C.V. Series A.....................  10,500     30,508
                                                               ----------
TOTAL MEXICO..........................................          1,985,426
                                                               ----------
NETHERLANDS -- (1.5%)
    Accell Group......................................     627     12,732
*   APERAM SA.........................................  14,890    465,162
    Arcadis NV........................................   2,958     39,667
    ArcelorMittal.....................................  40,422    153,351
    ASM International NV..............................   4,827    192,263
    BinckBank NV......................................   6,041     48,174
    Boskalis Westminster..............................   6,754    266,062
    Delta Lloyd NV....................................  16,077     95,107
*   Fugro NV..........................................   6,554     96,565
*   Heijmans NV.......................................   3,568     27,513
    KAS Bank NV.......................................   2,750     29,331
*   Koninklijke BAM Groep NV..........................  61,519    330,559
    Koninklijke DSM NV................................  15,013    727,710
*   Ordina NV.........................................  15,728     16,633
*   SBM Offshore NV...................................  19,790    261,249
    TNT Express NV....................................  11,099     94,685
    USG People NV.....................................  12,578    234,744
                                                               ----------
TOTAL NETHERLANDS.....................................          3,091,507
                                                               ----------
NEW ZEALAND -- (0.6%)
    Air New Zealand, Ltd..............................  79,766    153,027
*   Chorus, Ltd.......................................  29,430     71,752
    Ebos Group, Ltd...................................  12,383    108,232
    Fletcher Building, Ltd............................  79,264    355,343
    Heartland Bank, Ltd...............................  32,027     25,758
    Metlifecare, Ltd..................................  13,928     39,944
    New Zealand Refining Co., Ltd. (The)..............   7,780     18,714
    Nuplex Industries, Ltd............................  27,950     75,356
    Sanford, Ltd......................................   7,981     29,523
    Skellerup Holdings, Ltd...........................  26,569     24,873
    SKY Network Television, Ltd.......................  36,905    109,616
    Summerset Group Holdings, Ltd.....................  19,648     50,685
    Tourism Holdings, Ltd.............................  15,938     23,045
    Tower, Ltd........................................  20,066     23,752
    Trade Me Group, Ltd...............................  58,677    152,945
    Warehouse Group, Ltd. (The).......................  13,394     23,282
                                                               ----------
TOTAL NEW ZEALAND.....................................          1,285,847
                                                               ----------
NORWAY -- (0.6%)
*   Akastor ASA.......................................  10,457     10,516
    Aker ASA Class A..................................   2,615     46,563
    Austevoll Seafood ASA.............................  11,362     72,904
    Bonheur ASA.......................................   1,849     10,724
    BW LPG, Ltd.......................................   2,311     17,745
    BW Offshore, Ltd..................................  65,819     16,190
*   DNO ASA...........................................  44,171     29,595

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
*   Fred Olsen Energy ASA.............................     3,393 $   13,542
    Grieg Seafood ASA.................................     4,387     14,631
*   Kongsberg Automotive ASA..........................    75,985     51,609
    Kvaerner ASA......................................    23,416     18,232
*   Norske Skogindustrier ASA.........................    46,404     11,808
    Ocean Yield ASA...................................     4,884     33,845
    Petroleum Geo-Services ASA........................    28,638     87,392
    Prosafe SE........................................    28,794     46,917
*   REC Silicon ASA...................................   331,659     50,880
*   Seadrill, Ltd.(B09RMQ1)...........................    27,699     59,731
*   Seadrill, Ltd.(B0HWHV8)...........................     8,343     17,270
    SpareBank 1 SMN...................................     5,946     32,239
    SpareBank 1 SR-Bank ASA...........................     5,585     23,116
    Stolt-Nielsen, Ltd................................     1,996     22,922
*   Storebrand ASA....................................    59,551    242,567
*   Subsea 7 SA.......................................    34,422    206,124
    TGS Nopec Geophysical Co. ASA.....................    12,605    182,675
    Wilh Wilhelmsen ASA...............................     6,223     23,378
    Wilh Wilhelmsen Holding ASA Class A...............     1,805     26,335
                                                                 ----------
TOTAL NORWAY..........................................            1,369,450
                                                                 ----------
PHILIPPINES -- (0.2%)
    Cosco Capital, Inc................................   200,000     31,024
    Filinvest Land, Inc............................... 1,428,000     44,497
    First Philippine Holdings Corp....................    37,740     44,302
    Lopez Holdings Corp...............................   459,100     50,132
    Megaworld Corp....................................   123,000      9,279
    Petron Corp.......................................    89,800     12,314
*   Philippine National Bank..........................    13,100     13,767
    Rizal Commercial Banking Corp.....................    18,900     13,034
    San Miguel Corp...................................    42,300     64,878
    Security Bank Corp................................     7,560     22,596
    Travellers International Hotel Group, Inc.........   211,000     17,115
    Vista Land & Lifescapes, Inc......................   530,800     41,893
                                                                 ----------
TOTAL PHILIPPINES.....................................              364,831
                                                                 ----------
POLAND -- (0.2%)
*   Alior Bank SA.....................................     3,721     55,068
    Boryszew SA.......................................    15,012     15,818
*   ComArch SA........................................       584     15,356
    Emperia Holding SA................................       805     13,204
    Enea SA...........................................    31,970     92,223
*   Grupa Lotos SA....................................    12,793     80,422
*   Jastrzebska Spolka Weglowa SA.....................     6,931     14,993
    Kernel Holding SA.................................     6,884     75,904
    Netia SA..........................................    29,563     40,450
    PKP Cargo SA......................................       965     11,581
*   Polnord SA........................................     3,436     10,579
    Tauron Polska Energia SA..........................    96,793     64,458
*   Trakcja SA........................................     3,837     11,767

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
POLAND -- (Continued)
*   Vistula Group SA..................................    28,150 $ 18,881
                                                                 --------
TOTAL POLAND..........................................            520,704
                                                                 --------
PORTUGAL -- (0.3%)
*   Banco BPI SA......................................    50,556   55,326
*   Banco Comercial Portugues SA Class R.............. 2,854,010  120,733
    Corticeira Amorim SGPS SA.........................     6,111   37,501
    EDP Renovaveis SA.................................    26,435  205,390
    Mota-Engil SGPS SA................................    13,251   20,902
    Sonae SGPS SA.....................................   112,652  126,331
                                                                 --------
TOTAL PORTUGAL........................................            566,183
                                                                 --------
SINGAPORE -- (0.9%)
*   Biosensors International Group, Ltd...............   151,800   82,305
    Centurion Corp., Ltd..............................    33,600    8,429
    China Merchants Holdings Pacific, Ltd.............    43,700   24,170
    Chip Eng Seng Corp., Ltd..........................    72,300   32,880
    Cosco Corp. Singapore, Ltd........................    53,200   12,676
    Ezion Holdings, Ltd...............................   172,200   63,229
*   Ezra Holdings, Ltd................................   591,300   23,977
    Far East Orchard, Ltd.............................    37,800   38,997
    Frasers Centrepoint, Ltd..........................    20,500   23,780
    GK Goh Holdings, Ltd..............................    15,300    8,359
    Golden Agri-Resources, Ltd........................   878,700  230,179
    GuocoLand, Ltd....................................    31,600   37,662
    Ho Bee Land, Ltd..................................    50,700   66,998
    Hong Fok Corp., Ltd...............................    53,900   26,194
    Hong Leong Asia, Ltd..............................    16,500    8,898
    Hotel Grand Central, Ltd..........................    21,600   17,668
    Hyflux, Ltd.......................................    66,200   22,700
    Indofood Agri Resources, Ltd......................    72,700   22,085
    IPC Corp., Ltd....................................    11,700   15,958
    Lian Beng Group, Ltd..............................    28,800    8,602
    Midas Holdings, Ltd...............................   229,800   41,371
    Nam Cheong, Ltd...................................   135,500    9,734
*   Neptune Orient Lines, Ltd.........................   106,500   92,687
    Noble Group, Ltd..................................   523,600  115,729
    OUE, Ltd..........................................    30,200   35,028
    Raffles Education Corp., Ltd......................   105,800   17,801
    Religare Health Trust.............................    56,000   37,064
    SembCorp Industries, Ltd..........................    42,100   75,022
    SHS Holdings, Ltd.................................    60,200   11,677
    Sinarmas Land, Ltd................................   113,600   33,660
*   Sino Grandness Food Industry Group, Ltd...........    60,300   14,520
    Stamford Land Corp., Ltd..........................    29,200   10,016
    Sunningdale Tech, Ltd.............................    16,960    9,624
*   SunVic Chemical Holdings, Ltd.....................    62,500    6,219
*   Swiber Holdings, Ltd..............................    92,600   12,027
    Tat Hong Holdings, Ltd............................    15,000    4,924
    Tuan Sing Holdings, Ltd...........................   132,600   28,991
    UMS Holdings, Ltd.................................    28,500   10,139
    United Engineers, Ltd.............................    71,900   90,207

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    United Industrial Corp., Ltd......................  30,700 $   64,856
    UOL Group, Ltd....................................  63,900    253,152
    Valuetronics Holdings, Ltd........................  49,300     13,335
*   Vard Holdings, Ltd................................  87,300      9,331
    Wheelock Properties Singapore, Ltd................  38,200     36,679
    Wing Tai Holdings, Ltd............................  81,600     88,145
                                                               ----------
TOTAL SINGAPORE.......................................          1,897,684
                                                               ----------
SOUTH AFRICA -- (1.6%)
    Adcorp Holdings, Ltd..............................  21,940     24,448
    Aeci, Ltd.........................................  14,501     75,856
    African Oxygen, Ltd...............................  14,955     15,131
    African Rainbow Minerals, Ltd.....................   7,508     27,213
    Alexander Forbes Group Holdings, Ltd..............  57,501     19,395
*   Anglo American Platinum, Ltd......................   1,176     17,281
*   AngloGold Ashanti, Ltd. Sponsored ADR.............  47,956    406,667
*   ArcelorMittal South Africa, Ltd...................   9,841      3,769
    Assore, Ltd.......................................   3,821     19,878
    Astral Foods, Ltd.................................   2,726     16,795
    Barloworld, Ltd...................................  38,005    170,280
    Blue Label Telecoms, Ltd..........................  67,074     51,977
    Caxton and CTP Publishers and Printers, Ltd.......   3,840      3,764
    Clover Industries, Ltd............................  21,513     20,160
*   Consolidated Infrastructure Group, Ltd............   6,173     10,482
    DataTec, Ltd......................................  32,561     86,457
    Exxaro Resources, Ltd.............................   9,491     36,728
    Gold Fields, Ltd. Sponsored ADR................... 111,297    378,410
    Grand Parade Investments, Ltd.....................  33,085      7,830
    Grindrod, Ltd.....................................  89,727     56,063
    Group Five, Ltd...................................  22,334     22,233
    Holdsport, Ltd....................................   3,511     11,265
    Hudaco Industries, Ltd............................   3,361     21,217
    Hulamin, Ltd......................................  20,234      8,606
    Illovo Sugar, Ltd.................................  25,566     30,323
*   Impala Platinum Holdings, Ltd.....................  66,123    138,140
    Imperial Holdings, Ltd............................  27,601    211,971
    Invicta Holdings, Ltd.............................   5,705     14,575
    KAP Industrial Holdings, Ltd...................... 158,538     58,903
    Lewis Group, Ltd..................................  15,295     42,128
    Metair Investments, Ltd...........................  19,559     28,993
    Mpact, Ltd........................................  26,604     71,541
    Murray & Roberts Holdings, Ltd....................  52,997     26,476
    Nampak, Ltd.......................................  55,853     69,060
*   Northam Platinum, Ltd.............................  33,963     67,608
    Omnia Holdings, Ltd...............................  10,176     75,422
    Peregrine Holdings, Ltd...........................  24,237     41,745
*   Pinnacle Holdings, Ltd............................  10,800      6,975
    Raubex Group, Ltd.................................  15,101     13,349
    RCL Foods, Ltd....................................  11,389      8,774
    Reunert, Ltd......................................  23,184     93,784
*   Sappi, Ltd........................................  75,927    345,856
    Sibanye Gold, Ltd.................................  68,192    151,786
*   Super Group, Ltd..................................  46,054    113,197

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH AFRICA -- (Continued)
    Telkom SA SOC, Ltd................................ 38,188 $  154,672
    Tongaat Hulett, Ltd............................... 14,412     80,980
    Trencor, Ltd...................................... 18,666     44,570
    Wilson Bayly Holmes-Ovcon, Ltd....................  8,483     57,450
                                                              ----------
TOTAL SOUTH AFRICA....................................         3,460,183
                                                              ----------
SOUTH KOREA -- (5.0%)
*   AJ Rent A Car Co., Ltd............................  2,448     23,065
*   Amotech Co., Ltd..................................  1,619     23,156
*   Asia Cement Co., Ltd..............................    286     22,114
*   ASIA Holdings Co., Ltd............................    180     14,895
*   Asiana Airlines, Inc.............................. 15,989     61,290
*   AtlasBX Co., Ltd..................................    834     27,416
*   Binggrae Co., Ltd.................................    997     59,727
*   BNK Financial Group, Inc.......................... 37,757    285,388
*   BYC Co., Ltd......................................     48     20,382
*   China Great Star International, Ltd............... 10,452     17,783
*   China Ocean Resources Co., Ltd....................  9,360     23,863
    Chinyang Holdings Corp............................  5,979     15,873
*   CJ O Shopping Co., Ltd............................    464     69,755
*   Dae Dong Industrial Co., Ltd......................  1,833     13,801
*   Daeduck Electronics Co............................  5,565     36,749
*   Daeduck GDS Co., Ltd..............................  2,468     19,774
*   Daehan Steel Co., Ltd.............................  2,678     17,525
    Daewoo International Corp.........................  4,008     52,013
*   Daewoo Securities Co., Ltd........................ 24,325    161,871
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd. 16,524     58,572
*   Daishin Securities Co., Ltd.......................  6,759     68,451
*   DGB Financial Group, Inc.......................... 23,742    177,609
*   Dong Ah Tire & Rubber Co., Ltd....................    626     11,987
*   Dongbu Insurance Co., Ltd.........................  6,227    353,691
*   Dongbu Securities Co., Ltd........................  3,758     11,047
*   Dongkuk Industries Co., Ltd.......................  3,625     10,500
*   Dongkuk Steel Mill Co., Ltd....................... 10,163     43,736
*   Dongkuk Structures & Construction Co., Ltd........  3,652     14,186
*   Dongwha Pharm Co., Ltd............................  2,476     18,950
*   Dongwon Industries Co., Ltd.......................     93     20,427
*   Doosan Corp.......................................  1,206     77,209
*   Doosan Engine Co., Ltd............................  4,222      9,073
*   Doosan Heavy Industries & Construction Co., Ltd...  7,431    105,327
*   Doosan Infracore Co., Ltd......................... 20,002     70,735
*   DY Corp...........................................  2,973     14,258
*   e-LITECOM Co., Ltd................................  1,501     17,986
    E-MART, Inc.......................................    425     58,356
*   Eagon Industrial, Ltd.............................  1,585     13,812
*   Easy Bio, Inc.....................................  4,688     22,837
*   Eugene Corp.......................................  5,400     18,387
*   Eugene Investment & Securities Co., Ltd........... 10,226     20,651
*   Eusu Holdings Co., Ltd............................  2,480     14,391
*   F&F Co., Ltd......................................  1,301     16,461
*   Global & Yuasa Battery Co., Ltd...................  1,125     36,620
    GOLFZONYUWONHOLDINGS Co., Ltd.....................  3,262     22,062
*   GS Engineering & Construction Corp................  6,449    137,701

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   GS Holdings Corp..................................  7,295 $308,787
*   GS Home Shopping, Inc.............................    424   57,807
    Gwangju Shinsegae Co., Ltd........................     56   11,898
*   Halla Holdings Corp...............................  1,165   60,954
*   Han Kuk Carbon Co., Ltd...........................  5,087   28,640
*   Handok, Inc.......................................      6      183
*   Handsome Co., Ltd.................................  2,241   76,318
*   Hanil Cement Co., Ltd.............................    478   39,372
*   Hanjin Heavy Industries & Construction Co., Ltd...  7,176   19,502
*   Hanjin Shipping Co., Ltd.......................... 11,141   28,155
*   Hanjin Transportation Co., Ltd....................  1,442   62,788
*   Hankook Tire Co., Ltd.............................  8,543  333,160
*   Hansol HomeDeco Co., Ltd..........................  8,230   10,558
*   Hansol Paper Co., Ltd.............................  2,288   40,699
*   Hanwha Chemical Corp.............................. 15,043  330,963
*   Hanwha Corp.......................................  6,437  198,562
*   Hanwha General Insurance Co., Ltd.................  3,573   22,118
*   Hanwha Investment & Securities Co., Ltd...........  5,766   16,857
*   Hanyang Eng Co., Ltd..............................  3,073   29,400
*   Harim Co., Ltd....................................  5,009   16,489
*   Heung-A Shipping Co., Ltd......................... 13,920   18,171
*   Hitejinro Holdings Co., Ltd.......................  1,504   20,059
*   HMC Investment Securities Co., Ltd................  1,503   11,867
*   HS R&A Co., Ltd...................................    629   19,101
*   Humax Co., Ltd....................................  2,411   30,364
*   Huvis Corp........................................  1,039    6,161
*   Hwa Shin Co., Ltd.................................  3,479   16,200
*   HwaSung Industrial Co., Ltd.......................  1,115   11,341
*   Hyosung Corp......................................  3,099  283,821
*   Hyundai BNG Steel Co., Ltd........................    909    6,941
*   Hyundai C&F, Inc..................................    332    8,028
*   Hyundai Corp......................................    482    9,920
*   Hyundai Department Store Co., Ltd.................  1,963  210,336
*   Hyundai Engineering & Construction Co., Ltd....... 11,140  343,652
*   Hyundai Home Shopping Network Corp................    649   60,708
*   Hyundai Hy Communications & Networks Co., Ltd.....  1,650    4,316
*   Hyundai Marine & Fire Insurance Co., Ltd..........  8,483  229,675
*   Hyundai Rotem Co., Ltd............................  2,968   30,278
*   Hyundai Securities Co., Ltd....................... 21,834   98,819
*   Iljin Display Co., Ltd............................  4,117   16,396
*   Iljin Electric Co., Ltd...........................  2,455    9,382
*   Ilshin Spinning Co., Ltd..........................    195   23,949
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................  1,158   17,294
*   Interflex Co., Ltd................................  1,527   13,633
*   ISU Chemical Co., Ltd.............................  1,279   10,220
*   IsuPetasys Co., Ltd...............................  5,166   19,542
*   JB Financial Group Co., Ltd....................... 13,719   59,287
*   Kangnam Jevisco Co., Ltd..........................    311    9,104
*   KB Capital Co., Ltd...............................  1,258   19,983
*   KB Insurance Co., Ltd.............................  5,860  145,906
*   KC Green Holdings Co., Ltd........................  1,848   12,198
    KCC Corp..........................................    827  304,417
*   Keyang Electric Machinery Co., Ltd................  5,858   23,187

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   KG Chemical Corp..................................  1,692 $ 20,116
*   KH Vatec Co., Ltd.................................  1,669   27,037
*   KISCO Corp........................................    486   15,111
*   KISCO Holdings Co., Ltd...........................    274   13,665
*   KISWIRE, Ltd......................................  1,003   29,976
*   KIWOOM Securities Co., Ltd........................  1,653   76,441
*   Kolon Global Corp.................................    710    8,392
*   Kolon Industries, Inc.............................  2,411  119,864
*   Korea Alcohol Industrial Co., Ltd.................  1,855   10,464
*   Korea Circuit Co., Ltd............................  1,872   17,403
*   Korea Investment Holdings Co., Ltd................  1,553   60,761
*   Korea Line Corp...................................  1,364   19,725
*   Korea Petrochemical Ind Co., Ltd..................    499   83,768
*   Korean Air Lines Co., Ltd.........................  5,267  109,571
*   Korean Reinsurance Co............................. 13,546  150,446
    Kortek Corp.......................................  2,019   19,671
    KPX Chemical Co., Ltd.............................    288   10,840
    KSS LINE, Ltd.....................................  1,335   19,543
*   KTB Investment & Securities Co., Ltd.............. 11,121   20,947
    Kukdo Chemical Co., Ltd...........................    389   19,664
*   Kumho Petrochemical Co., Ltd......................    935   39,824
*   Kumho Tire Co., Inc............................... 10,464   54,795
*   Kumkang Kind Co., Ltd.............................    101    2,914
*   Kwangju Bank......................................  4,097   25,491
*   Kyobo Securities Co., Ltd.........................  3,001   22,333
*   Kyungbang, Ltd....................................     83   13,844
*   Kyungchang Industrial Co., Ltd....................  2,837   12,956
*   LF Corp...........................................  1,937   42,038
    LG Innotek Co., Ltd...............................  2,034  141,244
*   LG International Corp.............................  3,456   89,845
    LG Uplus Corp..................................... 20,816  168,822
*   Lock&Lock Co., Ltd................................  2,151   23,234
*   LOTTE Himart Co., Ltd.............................    972   45,909
*   Lotte Non-Life Insurance Co., Ltd.................  9,355   21,490
*   LS Corp...........................................  2,748   86,489
*   LS Industrial Systems Co., Ltd....................  1,676   57,208
*   Lumens Co., Ltd...................................  6,649   28,994
*   Mando Corp........................................    828  118,385
*   MegaStudy Co., Ltd................................    162    5,238
*   Melfas, Inc.......................................  2,467   11,414
*   Meritz Finance Group, Inc.........................  4,265   44,058
*   Meritz Fire & Marine Insurance Co., Ltd...........  7,104   88,924
*   Meritz Securities Co., Ltd........................ 31,375   97,015
*   Mirae Asset Securities Co., Ltd...................  7,521  119,403
*   MK Electron Co., Ltd..............................  2,558   13,139
*   Moorim P&P Co., Ltd...............................  1,906    6,754
*   Namhae Chemical Corp..............................  2,942   23,145
*   Namyang Dairy Products Co., Ltd...................     49   31,076
*   NEPES Corp........................................  3,642   17,053
*   Nexen Corp........................................    286   16,997
*   Nexen Tire Corp...................................  3,873   37,244
*   NH Investment & Securities Co., Ltd............... 17,808  143,571
*   NHN Entertainment Corp............................  2,254   90,903

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Nong Shim Holdings Co., Ltd.......................    228 $ 31,253
*   NOROO Paint & Coatings Co., Ltd...................  2,353   22,878
*   OCI Co., Ltd......................................  2,482  138,847
*   Pan-Pacific Co., Ltd..............................  5,325   18,936
*   PSK, Inc..........................................  1,920   13,676
*   Pyeong Hwa Automotive Co., Ltd....................  2,380   25,669
*   S&T Dynamics Co., Ltd.............................  1,954   20,522
    S&T Holdings Co., Ltd.............................    799   20,286
*   Sajo Industries Co., Ltd..........................    398   20,736
*   SAMHWA Paints Industrial Co., Ltd.................  1,801   17,491
    Samsung Card Co., Ltd.............................  4,501  143,428
*   Samsung Engineering Co., Ltd......................  2,114   22,479
    Samsung Fine Chemicals Co., Ltd...................  2,486   78,684
*   Samyang Corp......................................     70    6,662
*   Samyang Holdings Corp.............................    384   57,008
*   SBS Media Holdings Co., Ltd.......................  7,692   22,732
*   Seah Besteel Corp.................................  1,716   36,363
*   SeAH Steel Corp...................................    256   10,792
*   Sebang Co., Ltd...................................  2,364   30,023
*   Sejong Industrial Co., Ltd........................    985    7,857
*   Sekonix Co., Ltd..................................  2,060   27,146
*   Sempio Foods Co...................................    542   22,251
*   Seohee Construction Co., Ltd...................... 28,436   23,783
*   Shin Poong Pharmaceutical Co., Ltd................  4,614   19,990
    Shinsegae Co., Ltd................................    995  177,263
*   Silla Co., Ltd....................................  1,230   15,063
*   SK Gas, Ltd.......................................    657   39,939
*   SK Networks Co., Ltd.............................. 14,127   64,662
*   SK Securities Co., Ltd............................ 28,319   25,218
*   SKC Co., Ltd......................................  3,039   79,148
*   SL Corp...........................................  1,669   24,510
*   Songwon Industrial Co., Ltd.......................  2,765   34,713
*   Soulbrain Co., Ltd................................    686   21,798
*   Ssangyong Cement Industrial Co., Ltd..............  2,086   29,721
*   Sung Kwang Bend Co., Ltd..........................  2,928   21,608
*   Sungchang Enterprise Holdings, Ltd................    573   19,173
*   Sungshin Cement Co., Ltd..........................  2,254   15,378
*   Sungwoo Hitech Co., Ltd...........................  7,474   51,728
*   Taekwang Industrial Co., Ltd......................     58   48,129
*   Taewoong Co., Ltd.................................  1,161   13,324
*   Taeyoung Engineering & Construction Co., Ltd......  3,302   13,286
    TK Corp...........................................  2,371   16,782
*   Tongyang Life Insurance Co, Ltd...................  6,508   55,619
    Tovis Co., Ltd....................................  3,257   20,810
*   TS Corp...........................................    620   11,755
*   Uju Electronics Co., Ltd..........................    841   11,285
*   Unid Co., Ltd.....................................    692   24,392
*   Woongjin Co., Ltd.................................  5,164   12,993
*   Y G-1 Co., Ltd....................................  3,685   32,207
*   YESCO Co., Ltd....................................    350   10,342
*   Youlchon Chemical Co., Ltd........................    804    7,647
*   Youngone Holdings Co., Ltd........................    451   26,077

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd..................   7,261 $    19,097
                                                               -----------
TOTAL SOUTH KOREA.....................................          10,587,241
                                                               -----------
SPAIN -- (1.7%)
    Acciona SA........................................   3,559     273,412
    Acerinox SA.......................................   7,604      68,578
    ACS Actividades de Construccion y Servicios SA....   7,850     199,433
    Adveo Group International SA......................   1,400       8,731
    Almirall SA.......................................   2,609      50,371
    Applus Services SA................................   1,322      10,791
    Banco de Sabadell SA.............................. 525,746     951,566
    Banco Popular Espanol SA.......................... 162,675     439,539
    Bankinter SA......................................  56,317     393,000
*   Baron de Ley......................................     265      27,758
*   Cementos Portland Valderrivas SA..................   1,514       8,396
    Construcciones y Auxiliar de Ferrocarriles SA.....     156      41,408
    Duro Felguera SA..................................   5,639       7,316
    Ebro Foods SA.....................................   7,184     140,798
    Ence Energia y Celulosa SA........................  28,711      91,558
    Faes Farma SA.....................................   7,112      20,847
    Grupo Catalana Occidente SA.......................   1,288      39,536
    Iberpapel Gestion SA..............................     778      14,221
*   Liberbank SA......................................  43,027      59,588
    Mapfre SA......................................... 102,746     230,793
    Melia Hotels International SA.....................   9,728     106,233
    Miquel y Costas & Miquel SA.......................     376      14,155
*   NH Hotel Group SA.................................  23,943      99,476
    Obrascon Huarte Lain SA...........................  19,302     103,276
    Papeles y Cartones de Europa SA...................   7,933      41,915
    Sacyr SA..........................................  53,217      89,756
                                                               -----------
TOTAL SPAIN...........................................           3,532,451
                                                               -----------
SWEDEN -- (2.4%)
    Acando AB.........................................   7,199      14,297
    AF AB Class B.....................................   4,959      78,196
    B&B Tools AB Class B..............................   2,509      32,112
    Beijer Alma AB....................................   2,074      46,489
    Beijer Ref AB Class B.............................   1,351      29,520
    BillerudKorsnas AB................................  23,421     373,212
    Biotage AB........................................   6,505      17,609
    Boliden AB........................................  23,370     325,138
    Bulten AB.........................................   2,100      19,027
    Catena AB.........................................     706       9,434
    Cavotec SA........................................   1,216       3,842
*   Cloetta AB Class B................................  33,175     106,661
    Com Hem Holding AB................................   3,021      25,530
*   Concordia Maritime AB Class B.....................   6,501      13,568
*   Doro AB...........................................   2,061      13,952
    Duni AB...........................................   4,519      67,650
    Elekta AB Class B.................................  22,287     166,207
    Gunnebo AB........................................   4,292      21,386
    Haldex AB.........................................   8,793      76,034

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
    Holmen AB Class B.................................  9,932 $  284,655
    KappAhl AB........................................  6,674     26,573
    KNOW IT AB........................................  1,699     11,243
    Lagercrantz Group AB Class B......................  3,070     24,054
    Lindab International AB...........................  7,064     51,012
    Loomis AB Class B.................................  7,665    228,272
    Meda AB Class A................................... 18,406    198,082
*   Medivir AB Class B................................  2,912     22,818
    Mekonomen AB......................................  3,222     65,787
    Modern Times Group MTG AB Class B.................  7,126    189,001
    MQ Holding AB.....................................  3,386     16,898
    NCC AB Class A....................................    485     16,397
    NCC AB Class B....................................  7,695    261,240
*   Net Insight AB Class B............................ 73,846     53,596
    New Wave Group AB Class B.........................  8,555     30,744
    Nolato AB Class B.................................  1,352     35,709
    Nordnet AB Class B................................ 11,305     45,063
    Opus Group AB..................................... 14,540      9,715
    Peab AB........................................... 21,686    164,672
*   Pricer AB Class B................................. 16,093     15,331
    Ratos AB Class B.................................. 26,590    142,565
    Recipharm AB Class B..............................  1,296     18,732
    Rezidor Hotel Group AB............................ 11,618     39,725
    Saab AB Class B...................................  8,076    243,783
*   SAS AB............................................ 37,259    107,206
    Securitas AB Class B.............................. 20,253    298,531
    Semcon AB.........................................  2,598     12,425
    SkiStar AB........................................  2,475     33,513
*   SSAB AB Class A(BPRBWK4)..........................  6,845     16,475
*   SSAB AB Class A(B17H0S8).......................... 15,708     37,887
*   SSAB AB Class B(BPRBWM6).......................... 17,444     36,526
*   SSAB AB Class B(B17H3F6)..........................  5,667     11,904
    Systemair AB......................................    758      9,844
    Tele2 AB Class B.................................. 44,349    368,780
*   Transcom Worldwide AB.............................  1,144     11,223
    Trelleborg AB Class B............................. 29,067    501,719
                                                              ----------
TOTAL SWEDEN..........................................         5,081,564
                                                              ----------
SWITZERLAND -- (4.3%)
*   AFG Arbonia-Forster Holding AG....................  5,618     54,318
    Allreal Holding AG................................  2,159    284,743
    Alpiq Holding AG..................................    471     48,417
    ALSO Holding AG...................................     63      3,909
    Aryzta AG.........................................  1,343     61,446
    Ascom Holding AG..................................  3,194     50,985
    Bachem Holding AG Class B.........................    201     10,215
    Baloise Holding AG................................  5,615    688,314
    Bank Coop AG......................................    514     20,795
    Banque Cantonale de Geneve........................    145     37,535
    Banque Cantonale Vaudoise.........................    391    236,062
    Bell AG...........................................     12     42,133
    Bellevue Group AG.................................  1,108     15,496
    Berner Kantonalbank AG............................    384     72,520

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Bobst Group SA....................................  1,584 $   65,032
    Bucher Industries AG..............................    830    170,183
    Calida Holding AG.................................    590     17,700
    Carlo Gavazzi Holding AG..........................     56     11,605
    Cembra Money Bank AG..............................  3,515    211,488
    Cham Paper Holding AG.............................     85     20,606
*   Charles Voegele Holding AG........................  1,368      9,940
    Cie Financiere Tradition SA.......................    173     10,295
    Clariant AG....................................... 36,568    597,134
    Coltene Holding AG................................    389     23,511
    Conzzeta AG.......................................    150     90,468
    Daetwyler Holding AG..............................    523     66,767
    DKSH Holding AG...................................    603     37,130
*   Dufry AG..........................................  4,813    521,885
    EFG International AG..............................  8,999     78,451
    Emmi AG...........................................    296    136,556
    Feintool International Holding AG.................    230     17,483
    Flughafen Zuerich AG..............................    533    392,992
    GAM Holding AG.................................... 21,182    295,924
    Georg Fischer AG..................................    522    344,969
    Gurit Holding AG..................................     73     36,994
    Helvetia Holding AG...............................  1,207    628,996
    HOCHDORF Holding AG...............................    166     27,909
    Huber & Suhner AG.................................    356     15,049
    Implenia AG.......................................  1,931     94,742
    Intershop Holding AG..............................     34     13,740
    Jungfraubahn Holding AG...........................    125     11,514
    Kardex AG.........................................     16      1,147
    Komax Holding AG..................................    467     99,135
    Kudelski SA.......................................  5,256     72,166
    Kuoni Reisen Holding AG...........................    224     69,723
    Liechtensteinische Landesbank AG..................  1,644     58,066
    Luzerner Kantonalbank AG..........................    390    144,856
    MCH Group AG......................................    170     10,149
    Metall Zug AG.....................................     30     73,911
*   Meyer Burger Technology AG........................  4,709     27,154
    Mobimo Holding AG.................................    824    173,967
    OC Oerlikon Corp. AG.............................. 17,375    155,074
*   Orascom Development Holding AG....................  1,150     10,042
    Orior AG..........................................    788     46,776
    Phoenix Mecano AG.................................     48     20,500
*   Plazza AG.........................................    166     32,173
    Rieter Holding AG.................................    445     82,487
    Romande Energie Holding SA........................     29     26,326
    Schaffner Holding AG..............................     68     14,286
*   Schmolz + Bickenbach AG........................... 73,016     35,054
    Schweiter Technologies AG.........................    125    102,760
    SFS Group AG......................................    455     29,560
    Siegfried Holding AG..............................    505     93,073
    St Galler Kantonalbank AG.........................    325    115,226
    Sulzer AG.........................................  1,553    141,636
    Swiss Life Holding AG.............................  4,696  1,197,031
    Swissquote Group Holding SA.......................    673     17,292

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Tamedia AG........................................     380 $   63,227
    Valiant Holding AG................................   2,014    219,774
    Valora Holding AG.................................     475     97,813
    Vaudoise Assurances Holding SA....................     165     80,684
    Vetropack Holding AG..............................       7      9,702
    Vontobel Holding AG...............................   2,935    123,640
    VP Bank AG........................................     132     10,844
    Walliser Kantonalbank.............................     470     35,009
    Zehnder Group AG..................................   1,438     50,654
    Zug Estates Holding AG............................      24     34,616
    Zuger Kantonalbank AG.............................       6     28,015
                                                               ----------
TOTAL SWITZERLAND.....................................          9,179,499
                                                               ----------
TAIWAN -- (4.1%)
    Ability Enterprise Co., Ltd.......................  49,790     29,493
    AcBel Polytech, Inc...............................  45,000     32,539
*   Acer, Inc......................................... 499,000    173,164
    ACES Electronic Co., Ltd..........................  18,000     16,109
    ACHEM TECHNOLOGY Corp.............................  40,000     12,848
*   AGV Products Corp.................................  64,000     15,495
    Alpha Networks, Inc...............................  54,000     25,640
    Altek Corp........................................  30,000     23,417
    Arcadyan Technology Corp..........................  21,000     23,834
    Ardentec Corp.....................................  43,000     28,057
*   Asia Optical Co., Inc.............................  52,000     48,623
    Asia Plastic Recycling Holding, Ltd...............  33,000     17,123
    Asia Vital Components Co., Ltd....................  35,000     29,607
    Bank of Kaohsiung Co., Ltd........................  66,000     17,137
    BES Engineering Corp.............................. 225,000     41,874
    Capital Securities Corp........................... 315,000     82,456
    Career Technology MFG. Co., Ltd...................  33,000     21,632
    Cathay Real Estate Development Co., Ltd........... 148,000     57,580
    Charoen Pokphand Enterprise.......................  40,000     26,616
    Cheng Loong Corp.................................. 153,000     50,108
    Cheng Uei Precision Industry Co., Ltd.............  67,000     85,851
    Chimei Materials Technology Corp..................  41,000     23,592
    Chin-Poon Industrial Co., Ltd.....................  29,000     45,881
*   China Airlines, Ltd............................... 462,000    157,281
    China Bills Finance Corp.......................... 147,000     50,449
    China Chemical & Pharmaceutical Co., Ltd..........  31,000     17,864
    China General Plastics Corp.......................  52,000     21,899
    China Metal Products..............................  53,000     40,245
    China Synthetic Rubber Corp.......................  61,000     42,167
    Chipbond Technology Corp..........................  71,000    100,683
    Chong Hong Construction Co., Ltd..................  17,000     21,882
    Chung Hwa Pulp Corp...............................  55,015     15,147
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................  66,000     33,700
    Clevo Co..........................................  71,000     67,438
*   CMC Magnetics Corp................................ 321,000     31,456
    Compal Electronics, Inc........................... 241,000    140,346
    Compeq Manufacturing Co., Ltd.....................  90,000     51,817
*   Concord Securities Co., Ltd.......................  49,000     10,243
*   Continental Holdings Corp.........................  45,000     12,970

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Coretronic Corp...................................  70,000 $ 55,013
    Coxon Precise Industrial Co., Ltd.................  15,000   20,342
    CSBC Corp. Taiwan.................................  33,000   14,762
    CyberTAN Technology, Inc..........................  49,000   31,425
*   D-Link Corp.......................................  95,000   29,673
    Darfon Electronics Corp...........................  31,000   16,160
    Darwin Precisions Corp............................  50,000   12,823
    Dynapack International Technology Corp............  14,000   19,484
*   E Ink Holdings, Inc............................... 141,000   61,184
*   Eastern Media International Corp..................  64,000   12,468
    Elite Semiconductor Memory Technology, Inc........  30,000   25,084
    Elitegroup Computer Systems Co., Ltd..............  67,000   39,721
    EnTie Commercial Bank Co., Ltd.................... 110,000   46,868
    Epistar Corp...................................... 166,000  141,254
    Etron Technology, Inc.............................  31,000   11,947
*   Eva Airways Corp.................................. 146,000   76,877
    Evergreen International Storage & Transport Corp..  93,000   36,341
    Evergreen Marine Corp. Taiwan, Ltd................ 236,000   82,721
    Everlight Chemical Industrial Corp................  49,000   30,252
    Everlight Electronics Co., Ltd....................   1,000    1,673
    Excelsior Medical Co., Ltd........................  15,000   22,640
    Far Eastern Department Stores, Ltd................ 116,000   58,295
    Far Eastern International Bank.................... 303,000   84,566
    Farglory Land Development Co., Ltd................  50,000   49,009
    Federal Corp......................................  29,000   13,015
    First Steamship Co., Ltd..........................  44,000   11,448
    FocalTech Systems Co., Ltd........................  14,022   11,963
    Formosa Advanced Technologies Co., Ltd............  26,000   15,045
    Formosan Rubber Group, Inc........................  44,000   22,506
    Formosan Union Chemical...........................  33,000   14,545
    Fulgent Sun International Holding Co., Ltd........  13,000   20,523
    Fulltech Fiber Glass Corp.........................  29,000    8,642
    Gemtek Technology Corp............................  39,000   22,704
*   Genius Electronic Optical Co., Ltd................  14,000   22,761
    Getac Technology Corp.............................  43,000   26,105
*   Giantplus Technology Co., Ltd.....................  40,000   23,362
    Gigabyte Technology Co., Ltd......................  71,000   73,520
*   Gintech Energy Corp...............................  54,000   52,429
    Global Mixed Mode Technology, Inc.................  10,000   17,463
    Globe Union Industrial Corp.......................  27,000   11,501
    Gloria Material Technology Corp...................  72,000   36,624
*   Gold Circuit Electronics, Ltd.....................  86,000   23,404
    Goldsun Building Materials Co., Ltd............... 153,000   35,304
    Grand Ocean Retail Group, Ltd.....................  18,000   12,710
    Grand Pacific Petrochemical.......................  93,000   43,236
    Great Wall Enterprise Co., Ltd....................  84,000   50,580
    Hannstar Board Corp...............................  73,000   21,748
*   HannStar Display Corp............................. 292,000   36,928
    Hey Song Corp.....................................  47,000   46,970
*   Ho Tung Chemical Corp............................. 145,000   30,061
    Holy Stone Enterprise Co., Ltd....................  29,000   28,283
    Huaku Development Co., Ltd........................  49,000   78,062
    Huang Hsiang Construction Corp....................  17,000   10,340

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Hung Poo Real Estate Development Corp.............    47,000 $ 28,878
    Hung Sheng Construction, Ltd......................    89,000   37,411
    Ichia Technologies, Inc...........................    47,000   22,002
    Inventec Corp.....................................     3,000    2,250
    ITE Technology, Inc...............................    14,000   11,501
    ITEQ Corp.........................................    27,000   19,220
    Jih Sun Financial Holdings Co., Ltd...............   149,000   30,499
    KEE TAI Properties Co., Ltd.......................    38,000   16,096
    Kindom Construction Corp..........................    48,000   20,237
    King Yuan Electronics Co., Ltd....................   169,000  112,635
    King's Town Bank Co., Ltd.........................   124,000   78,472
*   Kinpo Electronics.................................   201,000   59,902
    Kinsus Interconnect Technology Corp...............    44,000   92,488
*   Kung Sing Engineering Corp........................    35,000   11,433
    Kuoyang Construction Co., Ltd.....................    41,000   12,941
    LAN FA Textile....................................    36,000   11,345
*   LCY Chemical Corp.................................    37,000   34,007
    Lealea Enterprise Co., Ltd........................   104,000   27,831
    Lextar Electronics Corp...........................    51,000   24,381
*   Li Peng Enterprise Co., Ltd.......................    61,000   14,556
    Lien Hwa Industrial Corp..........................    76,000   42,849
    Lingsen Precision Industries, Ltd.................    45,000   11,113
    Lite-On Semiconductor Corp........................    28,000   19,506
    Long Chen Paper Co., Ltd..........................    44,000   13,220
*   Macronix International............................   471,000   55,730
    Marketech International Corp......................    18,000   11,893
    Masterlink Securities Corp........................   123,000   32,669
    Mercuries & Associates Holding, Ltd...............    28,000   16,212
    Mercuries Life Insurance Co., Ltd.................    63,881   33,388
    Micro-Star International Co., Ltd.................    88,000  111,664
    MPI Corp..........................................     9,000   15,897
    Nan Ya Printed Circuit Board Corp.................    28,000   27,710
    Neo Solar Power Corp..............................    78,000   51,247
    Nien Hsing Textile Co., Ltd.......................    25,000   16,192
    OptoTech Corp.....................................    66,000   19,851
    Oriental Union Chemical Corp......................    32,000   18,667
    Pacific Construction Co...........................    25,000   11,127
    Pan Jit International, Inc........................    53,000   21,386
    Pan-International Industrial Corp.................    47,000   17,114
    Phihong Technology Co., Ltd.......................    42,000   14,535
    Portwell, Inc.....................................    19,000   24,135
    President Securities Corp.........................   124,000   46,977
    Prince Housing & Development Corp.................   134,000   37,216
    Qisda Corp........................................   248,000   75,154
    Radium Life Tech Co., Ltd.........................   130,000   40,033
    Rich Development Co., Ltd.........................    92,000   24,186
*   Ritek Corp........................................   451,000   36,305
    Sampo Corp........................................    61,000   21,241
*   Sanyang Motor Co., Ltd............................    26,000   16,570
    SDI Corp..........................................    12,000    9,242
    Sesoda Corp.......................................    26,000   24,361
    Shihlin Electric & Engineering Corp...............    17,000   20,221
    Shin Kong Financial Holding Co., Ltd.............. 1,287,000  247,082

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Shinkong Insurance Co., Ltd.......................  36,000 $ 24,135
    Shinkong Synthetic Fibers Corp.................... 208,000   54,033
*   Shuttle, Inc......................................  90,000   21,268
    Sigurd Microelectronics Corp......................  64,000   40,532
    Sincere Navigation Corp...........................  30,000   17,599
    Sino-American Silicon Products, Inc...............  72,000   92,193
    Sinon Corp........................................  32,000   12,224
    Sirtec International Co., Ltd.....................  21,000   22,002
    Siward Crystal Technology Co., Ltd................  49,000   28,144
    Solar Applied Materials Technology Co.............  48,000   26,197
    Solartech Energy Corp.............................  57,000   32,055
    Stark Technology, Inc.............................  16,000   11,756
    Sunonwealth Electric Machine Industry Co., Ltd....  37,000   22,272
    Sunrex Technology Corp............................  51,780   22,838
    Supreme Electronics Co., Ltd......................  48,000   19,409
    Systex Corp.......................................  13,000   20,078
    TA Chen Stainless Pipe............................  63,000   27,272
    Taichung Commercial Bank Co., Ltd................. 263,000   72,661
    Taiflex Scientific Co., Ltd.......................  23,000   25,113
    Tainan Spinning Co., Ltd.......................... 138,000   56,385
    Tainergy Tech Co., Ltd............................  55,000   34,498
*   Taiwan Business Bank.............................. 737,000  178,101
    Taiwan Fertilizer Co., Ltd........................ 134,000  169,724
    Taiwan Fire & Marine Insurance Co., Ltd...........  30,000   18,878
*   Taiwan Glass Industry Corp........................ 133,000   47,805
    Taiwan Hon Chuan Enterprise Co., Ltd..............  49,000   66,298
    Taiwan Land Development Corp......................  90,100   27,988
    Taiwan PCB Techvest Co., Ltd......................  26,000   24,529
    Taiwan Sakura Corp................................  20,000   10,926
    Taiwan Surface Mounting Technology Corp...........  38,000   31,772
    Taiwan TEA Corp...................................  87,000   35,709
    Taiwan Union Technology Corp......................  34,000   24,944
    Taiyen Biotech Co., Ltd...........................  28,000   27,472
*   Tatung Co., Ltd................................... 254,000   39,719
    Ton Yi Industrial Corp............................  46,000   20,346
    Tong Hsing Electronic Industries, Ltd.............   9,000   19,051
    Tong-Tai Machine & Tool Co., Ltd..................  27,000   19,190
    Topoint Technology Co., Ltd.......................  32,000   20,834
    TPK Holding Co., Ltd..............................  47,000   97,184
    Tripod Technology Corp............................  66,000  108,969
    TSRC Corp.........................................  66,000   47,143
    Tung Ho Steel Enterprise Corp..................... 126,000   63,846
    TXC Corp..........................................  53,000   55,922
    TYC Brother Industrial Co., Ltd...................  42,000   30,038
    Tyntek Corp.......................................  65,000   28,347
    U-Ming Marine Transport Corp......................  27,000   20,053
    Unimicron Technology Corp......................... 202,000   81,097
    Union Bank Of Taiwan.............................. 157,000   43,504
    Unitech Printed Circuit Board Corp................  79,000   27,584
    Unity Opto Technology Co., Ltd....................  32,000   17,915
    Unizyx Holding Corp...............................  53,000   21,153
    UPC Technology Corp...............................  73,000   19,209
    USI Corp..........................................  85,000   33,007

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
*   Wafer Works Corp..................................    66,000 $   23,234
    Wah Lee Industrial Corp...........................    34,000     44,279
*   Walsin Lihwa Corp.................................   517,000    111,105
    Wan Hai Lines, Ltd................................    49,000     26,122
    Weikeng Industrial Co., Ltd.......................    59,000     33,218
    Well Shin Technology Co., Ltd.....................    18,000     26,333
*   Winbond Electronics Corp..........................   418,000    111,459
    Wisdom Marine Lines Co., Ltd......................    40,000     42,856
    Wistron Corp......................................   362,000    205,704
    WT Microelectronics Co., Ltd......................    55,000     57,221
    WUS Printed Circuit Co., Ltd......................    34,000     26,822
    Yageo Corp........................................    33,000     52,091
*   Yang Ming Marine Transport Corp...................   122,000     29,094
    YC Co., Ltd.......................................    65,664     23,370
    YC INOX Co., Ltd..................................    46,000     26,351
    YFY, Inc..........................................   180,000     54,730
    Yieh Phui Enterprise Co., Ltd.....................   105,000     22,984
    Youngtek Electronics Corp.........................    15,000     21,072
    Yulon Motor Co., Ltd..............................   126,000    112,117
    Zenitron Corp.....................................    27,000     12,837
    Zig Sheng Industrial Co., Ltd.....................    79,000     21,597
                                                                 ----------
TOTAL TAIWAN..........................................            8,644,922
                                                                 ----------
THAILAND -- (0.7%)
    AEON Thana Sinsap Thailand PCL....................    10,700     27,849
    Amata Corp. PCL...................................    60,100     20,688
    Ananda Development PCL............................   240,300     23,268
    AP Thailand PCL...................................   157,400     24,447
    Asia Aviation PCL.................................   203,200     32,414
    Bangchak Petroleum PCL (The)......................    78,200     64,013
*   Bangkok Expressway & Metro PCL....................   288,224     43,154
    Bangkok Land PCL.................................. 1,034,100     41,384
    Banpu PCL.........................................   117,600     55,291
    Cal-Comp Electronics Thailand PCL.................   206,300     19,976
    COL PCL...........................................    23,200     23,698
    Dhipaya Insurance PCL.............................    11,200     11,676
    Eastern Water Resources Development and
      Management PCL..................................    38,400     12,681
    Erawan Group PCL (The)............................   162,400     17,543
*   Esso Thailand PCL.................................   180,800     24,591
    GFPT PCL..........................................    47,700     16,286
    Golden Land Property Development PCL..............    63,800     10,445
    Hana Microelectronics PCL.........................    47,600     40,630
    IRPC PCL..........................................   910,800    108,585
    Jasmine International PCL.........................   271,000     23,662
    Khon Kaen Sugar Industry PCL......................   247,600     25,777
    Kiatnakin Bank PCL................................    47,900     53,286
    LH Financial Group PCL............................   871,100     38,030
    LPN Development PCL...............................    76,400     31,430
    Maybank Kim Eng Securities Thailand PCL...........    39,000     25,212
    MBK PCL...........................................   102,100     39,717
*   Precious Shipping PCL.............................    19,000      2,616
    Pruksa Real Estate PCL............................    94,300     66,636
    Quality Houses PCL................................   521,100     31,792

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
THAILAND -- (Continued)
    Rojana Industrial Park PCL........................  43,900 $    6,266
    Sansiri PCL....................................... 648,800     27,417
    SC Asset Corp PCL................................. 135,400     10,989
    Siam Future Development PCL....................... 149,500     25,731
    Siamgas & Petrochemicals PCL......................  83,800     24,390
    SPCG PCL..........................................  16,900      9,648
    Sri Trang Agro-Industry PCL.......................  42,100     12,253
    STP & I PCL.......................................  29,400      8,187
    Supalai PCL.......................................  87,100     44,364
*   SVI PCL........................................... 183,400     28,742
*   Thai Airways International PCL....................  53,300     12,306
*   Thai Reinsurance PCL..............................  96,800      7,314
    Thai Vegetable Oil PCL............................  25,000     16,022
    Thaicom PCL.......................................  44,300     33,164
    Thanachart Capital PCL............................  42,500     44,900
    Thoresen Thai Agencies PCL........................  70,000     15,084
    Ticon Industrial Connection PCL...................  40,000     12,985
    Tisco Financial Group PCL.........................  29,200     34,526
    TPI Polene PCL.................................... 871,900     54,658
    TTCL PCL..........................................  28,100     12,111
    Univentures PCL...................................  68,700     11,536
                                                               ----------
TOTAL THAILAND........................................          1,409,370
                                                               ----------
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A.................  12,222     24,333
*   Akenerji Elektrik Uretim A.S......................  17,655      5,388
    Aksa Akrilik Kimya Sanayii A.S....................   6,321     22,051
    Albaraka Turk Katilim Bankasi A.S.................  23,952     11,677
    Anadolu Anonim Tuerk Sigorta Sirketi..............  27,542     15,109
*   Anadolu Cam Sanayii A.S...........................  15,978      9,224
    Bagfas Bandirma Gubre Fabrik A.S..................   5,871     26,203
    Baticim Bati Anadolu Cimento Sanayii A.S..........   5,521     12,118
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....   9,716     20,614
    Cimsa Cimento Sanayi VE Ticaret A.S...............   8,166     39,842
*   Dogan Sirketler Grubu Holding A.S................. 109,532     20,084
    Dogus Otomotiv Servis ve Ticaret A.S..............   5,125     18,924
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D....................................  42,687     15,818
    Koza Altin Isletmeleri A.S........................   3,281     13,977
*   NET Holding A.S...................................  24,890     27,268
*   Netas Telekomunikasyon A.S........................   7,173     25,471
    Nuh Cimento Sanayi A.S............................   4,812     16,522
    Pinar SUT Mamulleri Sanayii A.S...................   1,203      5,988
*   Sekerbank TAS.....................................  54,688     28,410
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........  13,654     10,735
    Soda Sanayii A.S..................................  13,028     20,420
*   Tat Gida Sanayi A.S...............................   9,530     17,028
    Tekfen Holding A.S................................  14,994     19,597
*   Turk Hava Yollari AO..............................  21,624     53,697
    Turkiye Sinai Kalkinma Bankasi A.S................  97,441     48,571
    Turkiye Sise ve Cam Fabrikalari A.S...............  86,413     87,676
    Turkiye Vakiflar Bankasi Tao Class D.............. 106,219    136,146

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
*   Vestel Elektronik Sanayi ve Ticaret A.S...........  12,862 $   22,585
                                                               ----------
TOTAL TURKEY..........................................            775,476
                                                               ----------
UNITED KINGDOM -- (12.1%)
    Aberdeen Asset Management P.L.C...................  64,859    228,619
    Acacia Mining P.L.C...............................  17,571     51,914
    Acal P.L.C........................................   7,270     26,897
    Alumasc Group P.L.C. (The)........................   4,178     11,151
    Amec Foster Wheeler P.L.C.........................  31,648    187,377
    Amlin P.L.C.......................................  88,569    845,553
    Anglo-Eastern Plantations P.L.C...................   1,753     13,289
    Antofagasta P.L.C.................................  31,781    173,435
    Ashmore Group P.L.C...............................  26,670     83,870
    BBA Aviation P.L.C................................ 117,068    272,728
    Beazley P.L.C.....................................  96,646    519,653
    Bellway P.L.C.....................................  25,648  1,018,422
    Berkeley Group Holdings P.L.C.....................  15,152    766,033
    BGEO Group P.L.C..................................   1,829     46,308
    Bodycote P.L.C....................................  37,611    294,163
    Bovis Homes Group P.L.C...........................  29,331    393,034
    British Polythene Industries P.L.C................   2,276     22,577
*   BTG P.L.C.........................................  10,268     86,051
    Bwin Party Digital Entertainment P.L.C............  24,185     43,318
    Cape P.L.C........................................  14,072     45,351
    Carillion P.L.C...................................  56,270    221,146
    Castings P.L.C....................................   3,160     21,149
    Centamin P.L.C.................................... 140,928    136,688
    Chemring Group P.L.C..............................  23,576     56,487
    Chesnara P.L.C....................................   6,303     29,402
    Cineworld Group P.L.C.............................  19,039    137,388
    Clarkson P.L.C....................................     896     26,358
    Close Brothers Group P.L.C........................  12,409    228,633
    Communisis P.L.C..................................  20,885     13,261
    Computacenter P.L.C...............................   9,230    108,854
    Consort Medical P.L.C.............................   5,365     77,679
    Countrywide P.L.C.................................  11,692     58,649
    Cranswick P.L.C...................................   4,549    135,760
    Crest Nicholson Holdings P.L.C....................  25,802    210,997
    Dairy Crest Group P.L.C...........................   9,407     87,764
    Debenhams P.L.C................................... 109,050    122,440
    Direct Line Insurance Group P.L.C................. 169,911    912,675
    Dixons Carphone P.L.C.............................  70,263    476,517
    Drax Group P.L.C..................................  35,979    129,859
    DS Smith P.L.C....................................  10,421     54,525
    Electrocomponents P.L.C...........................  51,383    154,136
    Elementis P.L.C...................................  42,402    130,219
*   EnQuest P.L.C.....................................  72,397     16,140
*   Enterprise Inns P.L.C.............................  84,511    111,290
    Entertainment One, Ltd............................  36,169     77,499
    esure Group P.L.C.................................  10,157     36,396
    Euromoney Institutional Investor P.L.C............     731      9,350
*   Evraz P.L.C.......................................  28,089     25,083
    Fenner P.L.C......................................  16,230     24,618

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
*   Firstgroup P.L.C.................................. 135,022 $179,830
*   Flybe Group P.L.C.................................  20,134   21,287
    Galliford Try P.L.C...............................   9,813  208,560
    GAME Digital P.L.C................................   3,342    4,981
    Gem Diamonds, Ltd.................................  15,931   26,823
    Genus P.L.C.......................................   6,745  138,430
    Grafton Group P.L.C...............................  24,054  241,769
    Greene King P.L.C.................................  51,273  645,867
    Gulf Marine Services P.L.C........................   6,992    8,616
    Halfords Group P.L.C..............................  24,072  130,851
    Headlam Group P.L.C...............................   8,487   59,478
    Helical Bar P.L.C.................................  18,458  106,180
    Henderson Group P.L.C.............................   9,489   37,754
    Henry Boot P.L.C..................................   8,377   26,620
    Hiscox, Ltd.......................................  55,044  781,796
*   Hochschild Mining P.L.C...........................  28,540   19,199
    Home Retail Group P.L.C........................... 132,052  258,189
    Hunting P.L.C.....................................  13,094   57,700
    Huntsworth P.L.C..................................  22,598   11,683
    Inchcape P.L.C....................................  64,830  666,600
    Interserve P.L.C..................................  14,524   97,142
    Investec P.L.C....................................  70,792  450,386
*   IP Group P.L.C....................................  16,839   44,666
    J Sainsbury P.L.C................................. 171,017  600,455
    James Fisher & Sons P.L.C.........................   2,498   38,506
    John Wood Group P.L.C.............................  45,272  418,465
    Johnson Matthey P.L.C.............................  19,836  701,695
    Just Retirement Group P.L.C.......................  24,066   50,850
*   KAZ Minerals P.L.C................................  18,655   30,767
    Keller Group P.L.C................................   8,478   99,174
    Kier Group P.L.C..................................  10,809  206,116
    Laird P.L.C.......................................  32,861  167,111
*   Lamprell P.L.C....................................  24,473   29,281
    Lancashire Holdings, Ltd..........................  24,686  220,673
    Lavendon Group P.L.C..............................  20,023   38,706
    Lookers P.L.C.....................................  42,180   95,173
    Low & Bonar P.L.C.................................  24,901   22,300
    Man Group P.L.C................................... 142,687  333,696
    Marshalls P.L.C...................................   7,254   31,906
    Marston's P.L.C................................... 109,485  246,832
    McColl's Retail Group P.L.C.......................   5,072   10,042
    Mears Group P.L.C.................................  10,499   63,731
    Meggitt P.L.C.....................................  64,159  333,690
    Melrose Industries P.L.C..........................  14,576   62,145
    Millennium & Copthorne Hotels P.L.C...............  34,874  206,799
    Mitchells & Butlers P.L.C.........................  43,057  178,752
    Mitie Group P.L.C.................................  44,225  178,669
    MJ Gleeson P.L.C..................................   4,690   40,078
    Morgan Sindall Group P.L.C........................   4,777   48,747
    N Brown Group P.L.C...............................  17,025   75,686
    National Express Group P.L.C......................  50,241  217,529
    Norcros P.L.C.....................................   3,625    9,339
    Northgate P.L.C...................................  19,917   95,080

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C.................................   6,962 $ 81,424
    Pendragon P.L.C...................................  71,128   40,126
    Persimmon P.L.C...................................   1,400   40,851
    Petrofac, Ltd.....................................  25,108  286,133
*   Petropavlovsk P.L.C............................... 131,943   10,487
    Pets at Home Group P.L.C..........................   4,732   17,391
    Phoenix Group Holdings............................  21,000  260,342
    Polypipe Group P.L.C..............................  13,431   60,075
    Porvair P.L.C.....................................   3,303   13,921
    Poundland Group P.L.C.............................  11,368   23,087
*   Premier Foods P.L.C............................... 117,242   62,423
*   Premier Oil P.L.C.................................  18,154    4,915
*   Punch Taverns P.L.C...............................   5,741    9,637
    PZ Cussons P.L.C..................................  21,430   81,525
    Randgold Resources, Ltd...........................  11,902  844,688
    Redrow P.L.C......................................  43,436  276,053
    Royal Mail P.L.C.................................. 102,138  671,492
    RPC Group P.L.C...................................  16,473  176,963
    RPS Group P.L.C...................................  26,691   69,782
    SDL P.L.C.........................................   6,606   42,315
    Senior P.L.C......................................  23,895   74,763
    Severfield P.L.C..................................  34,961   29,431
    Shanks Group P.L.C................................  48,149   61,157
    SIG P.L.C......................................... 118,824  228,076
    Smiths Group P.L.C................................  45,492  615,469
    Soco International P.L.C..........................  23,469   53,925
    Spectris P.L.C....................................  11,096  251,350
    Speedy Hire P.L.C.................................  24,772   14,657
    Spirent Communications P.L.C......................  69,981   74,085
*   Sports Direct International P.L.C.................  18,471  109,835
    St. Ives P.L.C....................................  16,985   54,037
    St. Modwen Properties P.L.C.......................  28,468  157,664
    Stobart Group, Ltd................................  10,185   14,913
    Stock Spirits Group P.L.C.........................   3,513    6,689
    Tate & Lyle P.L.C.................................  48,046  430,522
    Travis Perkins P.L.C..............................  31,895  834,533
    Trifast P.L.C.....................................  11,900   19,412
    Trinity Mirror P.L.C..............................  55,698  119,578
    TT Electronics P.L.C..............................  23,618   53,527
    Tullett Prebon P.L.C..............................  24,766  119,254
*   Tullow Oil P.L.C..................................  15,536   38,506
    Tyman P.L.C.......................................   4,373   16,363
    U & I Group P.L.C.................................  17,523   52,722
    UBM P.L.C.........................................   7,390   55,283
    UDG Healthcare P.L.C..............................  27,719  207,202
    UTV Media P.L.C...................................   3,965    9,943
    Vedanta Resources P.L.C...........................  10,861   38,085
    Vesuvius P.L.C....................................  44,673  193,176
*   Volex P.L.C.......................................  13,872    8,953
    Vp P.L.C..........................................   2,291   22,747
    Weir Group P.L.C. (The)...........................   3,194   39,546
    William Hill P.L.C................................   7,783   43,329
    WM Morrison Supermarkets P.L.C.................... 237,790  594,804

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
    Xaar P.L.C........................................   5,320 $     36,416
    Xchanging P.L.C...................................  20,947       56,602
                                                               ------------
TOTAL UNITED KINGDOM..................................           25,847,289
                                                               ------------
UNITED STATES -- (0.0%)
*   ARRIS International P.L.C.........................     717       18,255
                                                               ------------
TOTAL COMMON STOCKS...................................          198,944,123
                                                               ------------
PREFERRED STOCKS -- (0.4%)

BRAZIL -- (0.2%)
    Banco ABC Brasil SA...............................   9,100       18,353
    Banco do Estado do Rio Grande do Sul SA Class B...  28,700       32,024
    Cia Brasileira de Distribuicao....................  15,054      144,226
    Cia Ferro Ligas da Bahia - Ferbasa................   9,400       14,508
    Gerdau SA......................................... 104,600       94,610
    Marcopolo SA......................................  95,037       48,357
    Randon SA Implementos e Participacoes.............  28,300       15,584
    Usinas Siderurgicas de Minas Gerais SA Class A....  79,600       17,011
                                                               ------------
TOTAL BRAZIL..........................................              384,673
                                                               ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B......................   7,544       10,691

GERMANY -- (0.2%)
    Biotest AG........................................   1,799       23,825
    Draegerwerk AG & Co. KGaA.........................     790       52,747
    Jungheinrich AG...................................   2,186      174,447
    Sixt SE...........................................   2,067       76,928
    STO SE & Co. KGaA.................................     216       23,723
    Villeroy & Boch AG................................   1,092       14,414
                                                               ------------
TOTAL GERMANY.........................................              366,084
                                                               ------------
TOTAL PREFERRED STOCKS................................              761,448
                                                               ------------
RIGHTS/WARRANTS -- (0.1%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16...............     519          149
                                                               ------------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16........  29,330           68
*   Coolpad Group, Ltd. Rights 03/02/16...............  47,400          487
                                                               ------------
TOTAL CHINA...........................................                  555
                                                               ------------
HONG KONG -- (0.0%)
*   Hanison Construction Holdings, Ltd. Rights
      02/05/16........................................  15,959          111
*   International Standard Resources Holdings, Ltd.
      Warrants 11/30/16...............................  70,000          297

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
*     Lai Sun Development Co., Ltd. Rights 01/26/16..... 1,237,500 $         --
                                                                   ------------
TOTAL HONG KONG.........................................                    408
                                                                   ------------
ITALY -- (0.1%)
*     Saipem SpA Rights 02/11/16........................    28,531       89,632
                                                                   ------------
SOUTH KOREA -- (0.0%)
*     Samsung Engineering Co., Ltd. Rights 02/12/16.....     7,134       27,015
                                                                   ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 01/29/16.................................     7,850        3,487
                                                                   ------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.............       470           --
                                                                   ------------
TAIWAN -- (0.0%)
*     Wafer Works Corp. Rights..........................     4,134           37
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                121,283
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            199,826,854
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund.................... 1,128,412   13,055,726
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $228,046,506)^^.....           $212,882,580
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $    24,245 $  8,986,305   --    $  9,010,550
   Austria.......................          --    1,411,876   --       1,411,876
   Belgium.......................          --    2,599,945   --       2,599,945
   Brazil........................          --    2,331,038   --       2,331,038
   Canada........................   9,595,018           --   --       9,595,018
   Chile.........................      47,165      441,162   --         488,327
   China.........................      79,683   12,194,969   --      12,274,652
   Colombia......................      21,138           --   --          21,138
   Denmark.......................          --    3,233,017   --       3,233,017
   Finland.......................          --    3,956,169   --       3,956,169
   France........................          --    7,807,993   --       7,807,993
   Germany.......................          --    9,595,553   --       9,595,553
   Hong Kong.....................      31,721    4,500,264   --       4,531,985
   India.........................          --    4,718,651   --       4,718,651
   Indonesia.....................          --    1,034,110   --       1,034,110
   Ireland.......................          --      938,684   --         938,684
   Israel........................          --    1,139,301   --       1,139,301
   Italy.........................          --    5,840,950   --       5,840,950
   Japan.........................          --   37,104,726   --      37,104,726
   Malaysia......................          --    1,692,558   --       1,692,558
   Mexico........................   1,985,426           --   --       1,985,426
   Netherlands...................          --    3,091,507   --       3,091,507
   New Zealand...................          --    1,285,847   --       1,285,847
   Norway........................      17,270    1,352,180   --       1,369,450
   Philippines...................          --      364,831   --         364,831
   Poland........................          --      520,704   --         520,704
   Portugal......................          --      566,183   --         566,183
   Singapore.....................          --    1,897,684   --       1,897,684
   South Africa..................     785,077    2,675,106   --       3,460,183
   South Korea...................          --   10,587,241   --      10,587,241
   Spain.........................          --    3,532,451   --       3,532,451
   Sweden........................          --    5,081,564   --       5,081,564
   Switzerland...................      35,009    9,144,490   --       9,179,499
   Taiwan........................          --    8,644,922   --       8,644,922
   Thailand......................   1,409,370           --   --       1,409,370
   Turkey........................          --      775,476   --         775,476
   United Kingdom................          --   25,847,289   --      25,847,289
   United States.................      18,255           --   --          18,255
Preferred Stocks
   Brazil........................          --      384,673   --         384,673
   Chile.........................          --       10,691   --          10,691
   Germany.......................          --      366,084   --         366,084
Rights/Warrants
   Brazil........................          --          149   --             149
   China.........................          --          555   --             555
   Hong Kong.....................          --          408   --             408
   Italy.........................          --       89,632   --          89,632
   South Korea...................          --       27,015   --          27,015
   Spain.........................          --        3,487   --           3,487
   Switzerland...................          --           --   --              --
   Taiwan........................          --           37   --              37
Securities Lending Collateral....          --   13,055,726   --      13,055,726
                                  ----------- ------------   --    ------------
TOTAL............................ $14,049,377 $198,833,203   --    $212,882,580
                                  =========== ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (93.7%)

AUSTRALIA -- (4.3%)
    Adelaide Brighton, Ltd............................  91,396 $  308,782
    AGL Energy, Ltd...................................  18,513    246,893
    Ainsworth Game Technology, Ltd....................  56,119     88,942
#   ALS, Ltd..........................................  84,426    200,185
    Altium, Ltd.......................................   7,142     25,128
#   Alumina, Ltd...................................... 579,155    433,507
    Alumina, Ltd. Sponsored ADR.......................  12,241     35,621
    AMA Group, Ltd....................................  39,932     26,193
    Amcor, Ltd........................................  45,792    436,671
    Amcor, Ltd. Sponsored ADR.........................     793     30,039
    AMP, Ltd.......................................... 321,725  1,239,812
    Ansell, Ltd.......................................  25,392    364,927
    AP Eagers, Ltd....................................   5,206     43,841
    APA Group.........................................  36,493    222,465
*   APN News & Media, Ltd............................. 285,911    105,788
#   ARB Corp., Ltd....................................  10,383    113,250
    Ardent Leisure Group..............................  56,506     82,881
    Aristocrat Leisure, Ltd...........................  44,632    327,981
#*  Arrium, Ltd....................................... 483,517     22,897
    Asaleo Care, Ltd..................................  32,072     35,657
    Asciano, Ltd...................................... 102,486    649,727
#   ASX, Ltd..........................................  20,507    620,292
#   AUB Group, Ltd....................................   3,409     20,698
    Aurizon Holdings, Ltd............................. 149,184    394,482
#   AusNet Services................................... 175,302    183,581
    Austal, Ltd.......................................  49,744     46,568
    Australia & New Zealand Banking Group, Ltd........ 150,336  2,609,682
*   Australian Agricultural Co., Ltd..................  95,416     91,057
    Australian Pharmaceutical Industries, Ltd.........  92,876    138,549
    Automotive Holdings Group, Ltd....................  25,123     77,884
    Aveo Group........................................  48,620    103,413
*   AWE, Ltd..........................................  92,446     34,522
#   Bank of Queensland, Ltd...........................  70,637    661,678
    Beach Energy, Ltd................................. 245,966     66,909
    Bega Cheese, Ltd..................................   5,636     28,440
    Bellamy's Australia, Ltd..........................   8,960     88,159
#   Bendigo and Adelaide Bank, Ltd.................... 105,522    811,719
    BHP Billiton, Ltd................................. 207,411  2,277,779
#   BHP Billiton, Ltd. Sponsored ADR..................  13,830    303,015
*   Billabong International, Ltd......................  13,571     15,670
#   Blackmores, Ltd...................................   1,662    226,605
    BlueScope Steel, Ltd.............................. 120,683    403,800
    Boral, Ltd........................................ 165,852    665,513
#*  Bradken, Ltd......................................   8,854      2,781
    Brambles, Ltd.....................................  66,643    532,369
#   Breville Group, Ltd...............................  19,667     85,364
    Brickworks, Ltd...................................   3,402     36,729
*   Broadspectrum, Ltd................................ 103,906     89,780
    BT Investment Management, Ltd.....................  12,084     92,421
    Burson Group, Ltd.................................  14,339     42,844
#   Cabcharge Australia, Ltd..........................  31,613     70,480

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   Caltex Australia, Ltd.............................   6,545 $  175,030
#   Cardno, Ltd.......................................   3,664      2,463
#   carsales.com, Ltd.................................  26,044    220,090
    Cash Converters International, Ltd................  48,880     18,217
    Challenger, Ltd................................... 111,629    635,325
    CIMIC Group, Ltd..................................  13,452    232,010
    Cleanaway Waste Management, Ltd...................  80,226     42,142
    Coca-Cola Amatil, Ltd.............................  47,422    283,905
    Cochlear, Ltd.....................................   5,969    400,071
#   Collection House, Ltd.............................  23,196     25,698
    Collins Foods, Ltd................................  14,897     55,194
    Commonwealth Bank of Australia....................  42,958  2,428,228
    Computershare, Ltd................................  32,253    240,796
#   Corporate Travel Management, Ltd..................   4,865     41,476
#   Cover-More Group, Ltd.............................  16,571     23,454
    Credit Corp. Group, Ltd...........................  12,422     99,584
    Crown Resorts, Ltd................................  36,723    323,907
    CSL, Ltd..........................................   7,093    528,351
    CSR, Ltd.......................................... 108,008    197,256
    Decmil Group, Ltd.................................   7,114      5,082
#   Dick Smith Holdings, Ltd..........................  41,624     10,458
    Domino's Pizza Enterprises, Ltd...................   7,052    302,809
    Downer EDI, Ltd...................................  93,773    209,945
*   Drillsearch Energy, Ltd...........................  84,091     29,703
    DUET Group........................................ 216,564    356,391
    DuluxGroup, Ltd...................................  53,211    246,605
    Event Hospitality and Entertainment, Ltd..........  11,733    126,525
    Evolution Mining, Ltd.............................  77,982     80,537
    Fairfax Media, Ltd................................ 513,193    325,614
#   FlexiGroup, Ltd...................................  90,375    182,007
#   Flight Centre Travel Group, Ltd...................   8,041    224,716
#   Fortescue Metals Group, Ltd....................... 354,339    445,306
#   G8 Education, Ltd.................................  77,848    200,355
    GBST Holdings, Ltd................................   8,404     25,594
    Genworth Mortgage Insurance Australia, Ltd........  10,854     20,138
#   GrainCorp, Ltd. Class A...........................  38,543    235,083
#   Greencross, Ltd...................................  12,962     66,507
    GUD Holdings, Ltd.................................  11,485     53,459
    GWA Group, Ltd....................................  38,424     55,451
    Hansen Technologies, Ltd..........................  20,640     54,021
#   Harvey Norman Holdings, Ltd.......................  96,563    307,916
    Healthscope, Ltd.................................. 169,475    267,907
    HFA Holdings, Ltd.................................  20,518     39,087
    Hills, Ltd........................................  10,276      1,563
    Iluka Resources, Ltd..............................  76,502    300,152
#   IMF Bentham, Ltd..................................  22,449     18,272
    Incitec Pivot, Ltd................................ 306,692    683,611
    Independence Group NL.............................   8,507     13,484
*   Infigen Energy.................................... 131,925     44,468
#   Infomedia, Ltd....................................  47,235     25,022
    Insurance Australia Group, Ltd.................... 159,921    604,876
#   InvoCare, Ltd.....................................  14,889    126,401
    IOOF Holdings, Ltd................................  10,158     59,622

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   IRESS, Ltd........................................  14,612 $  100,625
*   iSelect, Ltd......................................  13,154      8,370
    iSentia Group, Ltd................................  18,355     60,058
    James Hardie Industries P.L.C.....................  35,128    407,055
    James Hardie Industries P.L.C. Sponsored ADR......   1,045     11,944
#   JB Hi-Fi, Ltd.....................................  13,455    225,579
#*  Karoon Gas Australia, Ltd.........................  31,647     36,429
#   LendLease Group...................................  75,447    704,530
*   Lynas Corp., Ltd.................................. 686,156     46,703
#   M2 Group, Ltd.....................................  22,222    200,558
    Macquarie Atlas Roads Group.......................  37,230    113,985
    Macquarie Group, Ltd..............................  23,258  1,199,685
    Magellan Financial Group, Ltd.....................  15,534    254,632
    Mantra Group, Ltd.................................  13,359     46,132
*   Mayne Pharma Group, Ltd...........................  53,450     50,099
    McMillan Shakespeare, Ltd.........................  12,859    117,037
    Medibank Pvt, Ltd................................. 238,202    426,930
*   Medusa Mining, Ltd................................  10,665      2,870
#*  Mesoblast, Ltd....................................  40,418     44,043
    Metals X, Ltd.....................................  45,805     32,398
#*  Metcash, Ltd...................................... 227,583    285,776
#   Mineral Resources, Ltd............................  38,034    101,648
    Mirvac Group...................................... 336,679    459,707
#   MMA Offshore, Ltd.................................  13,779      3,241
#   Monadelphous Group, Ltd...........................  25,487    114,023
#*  Mount Gibson Iron, Ltd............................  44,627      5,884
#   Myer Holdings, Ltd................................ 202,453    150,315
    National Australia Bank, Ltd...................... 101,115  2,008,751
    Navitas, Ltd......................................  42,942    143,199
    New Hope Corp., Ltd...............................  31,164     36,742
*   Newcrest Mining, Ltd..............................  75,101    706,002
    nib holdings, Ltd.................................  60,884    155,259
#   Nine Entertainment Co. Holdings, Ltd..............  66,789     79,104
    Northern Star Resources, Ltd......................  56,370    118,853
    Nufarm, Ltd.......................................  32,935    161,547
    Oil Search, Ltd................................... 104,310    490,183
#   Orica, Ltd........................................  95,732    975,595
    Origin Energy, Ltd................................  85,176    252,090
#*  Orocobre, Ltd.....................................  26,183     46,629
    Orora, Ltd........................................ 225,521    352,150
    OZ Minerals, Ltd..................................  71,955    196,825
    OzForex Group, Ltd................................  28,073     62,406
*   Pacific Brands, Ltd............................... 256,742    147,880
    Pacific Current Group, Ltd........................   2,940     14,273
    Pact Group Holdings, Ltd..........................  19,451     69,229
#*  Paladin Energy, Ltd............................... 442,639     66,402
    Peet, Ltd......................................... 109,715     81,818
    Perpetual, Ltd....................................   6,941    204,895
*   Perseus Mining, Ltd............................... 203,595     39,898
    Platinum Asset Management, Ltd....................  32,413    150,045
    Premier Investments, Ltd..........................  21,429    201,490
#   Primary Health Care, Ltd..........................  93,764    165,248
    Programmed Maintenance Services, Ltd..............  62,950     90,403

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Qantas Airways, Ltd............................... 114,899 $  319,512
    QBE Insurance Group, Ltd..........................  87,972    688,158
#   Qube Holdings, Ltd................................ 121,444    198,279
#   Ramsay Health Care, Ltd...........................   5,423    235,447
    RCR Tomlinson, Ltd................................  34,883     44,889
#   REA Group, Ltd....................................   3,811    144,655
    Regis Healthcare, Ltd.............................  16,450     67,627
#   Regis Resources, Ltd..............................  59,873    100,396
#   Reject Shop, Ltd. (The)...........................   8,575     63,994
*   Resolute Mining, Ltd.............................. 258,682     59,684
#   Retail Food Group, Ltd............................  18,722     60,404
    Rio Tinto, Ltd....................................  44,968  1,269,885
    SAI Global, Ltd...................................  39,754    115,087
    Sandfire Resources NL.............................  44,603    161,518
    Santos, Ltd....................................... 243,001    557,297
*   Saracen Mineral Holdings, Ltd..................... 243,483    123,630
#   Seek, Ltd.........................................  44,731    465,681
    Select Harvests, Ltd..............................   9,147     34,859
#*  Senex Energy, Ltd.................................  51,326      5,573
#   Seven Group Holdings, Ltd.........................  30,072    101,904
#   Seven West Media, Ltd............................. 257,235    153,205
    Sigma Pharmaceuticals, Ltd........................ 202,673    119,260
#   Sims Metal Management, Ltd........................  39,724    193,798
    Sirtex Medical, Ltd...............................   7,727    208,519
#   Slater & Gordon, Ltd..............................  45,213     19,614
    SMS Management & Technology, Ltd..................  10,362     17,767
    Sonic Healthcare, Ltd.............................  32,341    426,363
*   South32, Ltd...................................... 301,668    211,735
*   South32, Ltd. ADR.................................  12,570     42,738
    Southern Cross Media Group, Ltd................... 156,822    126,517
    Spark Infrastructure Group........................ 247,683    350,158
    Spotless Group Holdings, Ltd......................  64,541     48,218
#*  St Barbara, Ltd...................................  90,211     94,361
    Star Entertainment Grp, Ltd. (The)................  35,042    135,260
    Steadfast Group, Ltd.............................. 126,652    131,779
#   STW Communications Group, Ltd.....................  90,567     48,923
    Suncorp Group, Ltd................................  82,540    688,595
*   Sundance Energy Australia, Ltd....................  21,099      1,822
#   Super Retail Group, Ltd...........................  34,093    249,200
    Sydney Airport....................................  33,470    157,607
    Tabcorp Holdings, Ltd............................. 189,351    622,484
    Tassal Group, Ltd.................................  32,567    111,631
    Tatts Group, Ltd.................................. 211,298    628,553
    Technology One, Ltd...............................  21,604     72,948
    Telstra Corp., Ltd................................  76,579    308,564
    Telstra Corp., Ltd. ADR...........................     939     18,714
#*  Ten Network Holdings, Ltd.........................  12,772     10,959
#   TFS Corp., Ltd....................................  56,853     52,276
    Thorn Group, Ltd..................................  34,956     49,657
    Tox Free Solutions, Ltd...........................  20,584     38,629
    TPG Telecom, Ltd..................................  23,405    168,629
    Transurban Group..................................  71,217    549,060
    Treasury Wine Estates, Ltd........................ 142,950    930,392

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
#*  UGL, Ltd..........................................  57,484 $    90,508
    Veda Group, Ltd...................................  40,447      80,935
    Village Roadshow, Ltd.............................   3,270      16,245
*   Virgin Australia Holdings, Ltd....................  88,827      31,015
#   Virtus Health, Ltd................................  12,659      57,367
#   Vocus Communications, Ltd.........................  16,596      93,189
    Washington H Soul Pattinson & Co., Ltd............   2,453      29,259
    Webjet, Ltd.......................................   9,665      36,964
    Wesfarmers, Ltd...................................  30,100     908,221
    Western Areas, Ltd................................  27,660      37,638
#   Westpac Banking Corp..............................  95,347   2,111,579
    Westpac Banking Corp. Sponsored ADR...............   6,839     150,116
#*  Whitehaven Coal, Ltd.............................. 102,283      30,412
    Woodside Petroleum, Ltd...........................  52,797   1,064,090
    Woolworths, Ltd...................................  28,454     494,664
#   WorleyParsons, Ltd................................  46,365     113,757
                                                               -----------
TOTAL AUSTRALIA.......................................          56,965,399
                                                               -----------
AUSTRIA -- (0.4%)
    Andritz AG........................................   9,020     419,415
    Atrium European Real Estate, Ltd..................  27,321      94,015
    Austria Technologie & Systemtechnik AG............   7,500      97,394
    BUWOG AG..........................................   5,873     120,725
    CA Immobilien Anlagen AG..........................  12,126     207,956
*   Conwert Immobilien Invest SE......................  11,426     161,584
    DO & CO AG........................................     822      83,730
*   Erste Group Bank AG...............................  20,244     584,780
#   EVN AG............................................   2,809      31,044
    Flughafen Wien AG.................................   1,490     130,992
*   IMMOFINANZ AG..................................... 112,524     212,068
    Lenzing AG........................................   1,417      94,729
    Mayr Melnhof Karton AG............................   1,700     192,915
    Oesterreichische Post AG..........................   3,085     109,489
    OMV AG............................................  42,703   1,099,189
    Porr Ag...........................................     856      22,959
*   Raiffeisen Bank International AG..................  28,531     359,874
    RHI AG............................................   5,914     111,123
    S IMMO AG.........................................   7,592      63,111
    Schoeller-Bleckmann Oilfield Equipment AG.........   1,795      93,697
    Semperit AG Holding...............................   1,666      49,801
    Strabag SE........................................   2,626      64,101
    Telekom Austria AG................................  24,308     133,945
    UNIQA Insurance Group AG..........................  25,501     161,323
#   Verbund AG........................................   3,560      43,038
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   3,624      89,532
    Voestalpine AG....................................  24,110     634,071
    Wienerberger AG...................................   7,538     115,352
    Zumtobel Group AG.................................   2,626      54,500
                                                               -----------
TOTAL AUSTRIA.........................................           5,636,452
                                                               -----------
BELGIUM -- (1.2%)
#*  Ablynx NV.........................................   3,535      51,505

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
BELGIUM -- (Continued)
    Ackermans & van Haaren NV.........................  4,915 $   636,818
    Ageas............................................. 32,411   1,316,241
*   AGFA-Gevaert NV................................... 37,439     159,781
    Anheuser-Busch InBev NV........................... 33,454   4,207,394
    Anheuser-Busch InBev NV Sponsored ADR.............  3,085     388,216
    Banque Nationale de Belgique......................     13      43,343
    Barco NV..........................................  2,340     146,951
    Bekaert SA........................................  7,240     233,262
    bpost SA..........................................  9,908     235,047
*   Celyad SA.........................................    304      10,634
    Cie d'Entreprises CFE.............................  2,251     230,651
    Colruyt SA........................................ 12,519     669,380
    D'ieteren SA......................................  6,103     199,757
    Delhaize Group.................................... 11,130   1,168,205
    Delhaize Group Sponsored ADR......................  6,398     167,116
    Econocom Group SA................................. 19,795     185,597
    Elia System Operator SA...........................  3,529     170,192
    Euronav NV........................................ 24,187     282,056
    EVS Broadcast Equipment SA........................  1,018      32,568
    Exmar NV..........................................  5,340      52,163
    Fagron............................................  2,847      21,240
*   Galapagos NV......................................  3,398     169,326
    Gimv NV...........................................  1,157      55,753
    Ion Beam Applications.............................  2,150      72,472
    KBC Groep NV...................................... 16,698     956,909
    Kinepolis Group NV................................  2,428     102,854
    Lotus Bakeries....................................     21      39,710
    Melexis NV........................................  2,179     109,507
*   Mobistar SA.......................................  8,768     182,213
#*  Nyrstar NV........................................ 41,928      61,521
    Ontex Group NV....................................  6,010     222,729
    Proximus SADP..................................... 16,202     560,058
    Recticel SA....................................... 10,158      58,398
    Sipef SA..........................................    276      14,504
    Solvay SA.........................................  7,033     582,635
*   Telenet Group Holding NV..........................  4,581     238,459
*   Tessenderlo Chemie NV.............................  6,917     183,180
*   ThromboGenics NV..................................  8,399      27,370
    UCB SA............................................  5,502     470,426
    Umicore SA........................................ 22,354     821,854
    Van de Velde NV...................................    842      51,409
*   Viohalco SA.......................................  4,480       6,373
                                                              -----------
TOTAL BELGIUM.........................................         15,595,777
                                                              -----------
BRAZIL -- (1.0%)
    AES Tiete Energia SA.............................. 27,500      90,273
    Aliansce Shopping Centers SA...................... 20,400      53,570
    Alupar Investimento SA............................ 11,600      35,913
    AMBEV SA ADR...................................... 79,200     369,864
    Arezzo Industria e Comercio SA....................  9,000      42,862
*   B2W Cia Digital................................... 20,843      69,328
    Banco Bradesco SA................................. 33,319     164,159
    Banco do Brasil SA................................ 77,050     268,637

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
BRAZIL -- (Continued)
    Banco Santander Brasil SA.........................  25,400 $ 83,385
    BB Seguridade Participacoes SA....................  24,700  143,365
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 335,382  865,817
    BR Malls Participacoes SA.........................  58,300  173,834
*   Brasil Brokers Participacoes SA...................  21,900    7,723
#   Braskem SA Sponsored ADR..........................   3,700   44,363
    BRF SA............................................  24,761  298,889
    BRF SA ADR........................................  10,100  122,513
    BTG Pactual Group.................................     900    3,796
    CCR SA............................................ 128,100  410,926
*   Centrais Eletricas Brasileiras SA.................  33,300   48,628
    CETIP SA - Mercados Organizados...................  48,400  464,289
    Cia Brasileira de Distribuicao ADR................   1,600   15,280
    Cia de Saneamento Basico do Estado de Sao Paulo... 16,700 89,338 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................   6,900   36,639
    Cia de Saneamento de Minas Gerais-COPASA..........  12,400   39,955
    Cia Energetica de Minas Gerais....................   4,900    7,122
    Cia Energetica de Minas Gerais Sponsored ADR......   8,800   13,024
    Cia Hering........................................  47,000  152,366
    Cia Paranaense de Energia Sponsored ADR...........   2,400   13,176
    Cia Siderurgica Nacional SA....................... 162,273  144,996
#   Cia Siderurgica Nacional SA Sponsored ADR.........  28,200   21,714
    Cielo SA..........................................  17,400  148,023
    Cosan SA Industria e Comercio.....................  32,300  203,719
*   CPFL Energia SA...................................  11,867   48,229
*   CPFL Energia SA ADR...............................   1,858   15,231
    CVC Brasil Operadora e Agencia de Viagens SA......  11,400   35,646
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................  47,551   85,150
    Direcional Engenharia SA..........................  10,100    8,345
    Duratex SA........................................  74,926   99,481
    EcoRodovias Infraestrutura e Logistica SA.........  50,055   50,079
    EDP - Energias do Brasil SA.......................  39,700  120,643
    Embraer SA........................................  85,267  615,450
    Embraer SA ADR....................................   6,200  178,436
    Equatorial Energia SA.............................  26,650  241,471
    Estacio Participacoes SA..........................  67,802  198,947
    Even Construtora e Incorporadora SA...............  75,100   77,662
    Ez Tec Empreendimentos e Participacoes SA.........  15,500   47,933
    Fibria Celulose SA................................  12,495  137,683
    Fibria Celulose SA Sponsored ADR..................   9,400  103,870
    Fleury SA.........................................  11,900   43,505
*   Gafisa SA.........................................  74,100   43,701
*   Gafisa SA ADR.....................................  11,600   13,456
    Gerdau SA Sponsored ADR...........................  32,200   29,302
    Grendene SA.......................................  27,917  106,568
    Guararapes Confeccoes SA..........................   1,100   11,110
    Helbor Empreendimentos SA.........................  14,400    5,401
*   Hypermarcas SA....................................  40,600  227,687
    Iguatemi Empresa de Shopping Centers SA...........  15,745   79,532
*   International Meal Co Alimentacao SA..............   9,954    8,959
*   International Meal Co. Alimentacao SA.............   5,900    5,314
    Iochpe Maxion SA..................................  16,300   43,625
    Itau Unibanco Holding SA..........................  18,700  106,132

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    JBS SA............................................ 131,647 $   356,650
    Klabin SA.........................................  19,500     102,506
    Kroton Educacional SA............................. 220,917     471,232
    Light SA..........................................  22,600      45,958
    Linx SA...........................................   4,000      50,140
    Localiza Rent a Car SA............................  37,836     207,798
    Lojas Americanas SA...............................  15,600      44,899
    Lojas Renner SA................................... 112,400     499,629
    LPS Brasil Consultoria de Imoveis SA..............   9,200       6,106
    M Dias Branco SA..................................   7,449     108,230
    Mahle-Metal Leve SA...............................  10,387      63,008
*   Marfrig Global Foods SA...........................  73,600     112,618
*   Mills Estruturas e Servicos de Engenharia SA......   7,500       4,676
*   Minerva SA........................................  23,100      71,062
    MRV Engenharia e Participacoes SA.................  88,300     202,610
    Multiplan Empreendimentos Imobiliarios SA.........   9,400      97,626
    Multiplus SA......................................   7,000      55,495
    Natura Cosmeticos SA..............................  10,300      57,792
    Odontoprev SA.....................................  34,974      88,365
*   Oi SA.............................................  14,800       8,125
*   Paranapanema SA...................................  31,700      15,075
*   Petroleo Brasileiro SA............................ 101,599     177,498
#*  Petroleo Brasileiro SA Sponsored ADR..............  31,500     109,305
    Porto Seguro SA...................................  27,000     176,903
    QGEP Participacoes SA.............................  33,000      34,505
    Qualicorp SA......................................  51,781     175,091
    Raia Drogasil SA..................................  28,000     290,907
*   Rumo Logistica Operadora Multimodal SA............   7,670       3,640
    Santos Brasil Participacoes SA....................   2,500       7,457
    Sao Martinho SA...................................   9,700     116,115
    SLC Agricola SA...................................  17,900      73,364
    Smiles SA.........................................   5,700      40,667
    Sul America SA....................................  57,700     261,199
    Tecnisa SA........................................  19,300      11,309
    Telefonica Brasil SA ADR..........................   3,300      28,776
    Tim Participacoes SA..............................  68,221     109,115
    Tim Participacoes SA ADR..........................   2,300      18,193
    Totvs SA..........................................  28,763     233,354
    Tractebel Energia SA..............................  13,926     118,201
    Transmissora Alianca de Energia Eletrica SA.......  43,143     187,870
    Ultrapar Participacoes SA.........................  19,500     290,417
    Ultrapar Participacoes SA Sponsored ADR...........     600       8,970
    Vale SA...........................................  52,583     128,629
#   Vale SA Sponsored ADR.............................  10,757      26,355
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................  22,743     227,036
    WEG SA............................................  36,300     140,460
                                                               -----------
TOTAL BRAZIL..........................................          13,100,970
                                                               -----------
CANADA -- (5.1%)
    Absolute Software Corp............................   6,873      32,724
*   Advantage Oil & Gas, Ltd..........................  38,530     210,404
    Aecon Group, Inc..................................  14,932     154,660

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#   Ag Growth International, Inc......................   1,400 $   28,502
    AGF Management, Ltd. Class B......................  16,800     56,484
    Agnico Eagle Mines, Ltd.(008474108)...............  21,851    643,293
    Agnico Eagle Mines, Ltd.(2009823).................   3,800    112,625
    Agrium, Inc.(008916108)...........................   3,100    269,297
    Agrium, Inc.(2213538).............................   2,400    209,557
    AGT Food & Ingredients, Inc.......................   2,500     62,674
    Aimia, Inc........................................  26,578    177,579
*   Air Canada........................................   9,314     52,191
    AirBoss of America Corp...........................   2,683     34,090
*   Alacer Gold Corp..................................  54,927     85,474
*   Alamos Gold, Inc. Class A(011532108)..............   3,100     10,044
    Alamos Gold, Inc. Class A(BZ3DNP6)................  36,404    118,757
    Alaris Royalty Corp...............................   7,431    126,087
    Algonquin Power & Utilities Corp..................  29,000    238,061
    Alimentation Couche-Tard, Inc. Class B............   7,100    309,057
    AltaGas, Ltd......................................  21,734    508,559
#   Altius Minerals Corp..............................  12,200     71,847
    Altus Group, Ltd..................................   6,200     78,955
*   Amaya, Inc.(02314M108)............................  16,194    171,009
*   Amaya, Inc.(BT8J595)..............................     800      8,560
#   ARC Resources, Ltd................................  33,030    443,968
*   Argonaut Gold, Inc................................  42,854     32,732
*   Asanko Gold, Inc..................................  30,000     43,044
    Atco, Ltd. Class I................................   6,142    170,243
#*  Athabasca Oil Corp................................  94,200     99,519
*   ATS Automation Tooling Systems, Inc...............  17,300    131,396
*   AuRico Metals, Inc.(05157J108)....................   1,363        587
*   AuRico Metals, Inc.(BYR52G5)......................  16,008      6,627
#   AutoCanada, Inc...................................   2,500     35,477
#*  Avigilon Corp.....................................   5,600     52,366
*   B2Gold Corp....................................... 207,605    158,568
#   Badger Daylighting, Ltd...........................   7,700    132,520
#*  Ballard Power Systems, Inc........................   4,200      5,636
    Bank of Montreal(063671101).......................  21,577  1,154,801
#   Bank of Montreal(2076009).........................   7,500    402,705
    Bank of Nova Scotia (The)(064149107)..............  34,504  1,409,143
#   Bank of Nova Scotia (The)(2076281)................   7,000    286,766
*   Bankers Petroleum, Ltd............................  75,201     47,776
    Barrick Gold Corp.(067901108).....................  17,900    177,389
    Barrick Gold Corp.(2024644).......................  48,395    481,221
    Baytex Energy Corp.(07317Q105)....................  18,982     40,242
    Baytex Energy Corp.(B4VGVM3)......................   2,179      4,604
    BCE, Inc.(05534B760)..............................   1,597     64,359
    BCE, Inc.(B188TH2)................................   1,600     64,450
#*  Bellatrix Exploration, Ltd........................  36,871     45,270
*   Birchcliff Energy, Ltd............................  24,900     89,405
    Bird Construction, Inc............................  12,599    103,965
    Black Diamond Group, Ltd..........................   8,500     34,767
*   BlackBerry, Ltd.(09228F103).......................   9,902     70,502
#*  BlackBerry, Ltd.(BCBHZ31).........................  30,015    214,041
#*  BlackPearl Resources, Inc.........................  13,000      5,475
#*  Bombardier, Inc. Class B.......................... 139,964     97,912

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
CANADA -- (Continued)
    Bonavista Energy Corp.................................. 31,404 $   43,041
    Bonterra Energy Corp...................................  8,357     96,700
    Boralex, Inc. Class A..................................  8,600     93,803
*   Boulder Energy, Ltd....................................  7,100      7,957
    Brookfield Asset Management, Inc. Class A(2092599).....  8,400    253,577
    Brookfield Asset Management, Inc. Class A(112585104)...  5,669    169,843
*   BRP, Inc...............................................  4,018     44,514
    CAE, Inc.(2162760)..................................... 29,445    307,503
    CAE, Inc.(124765108)...................................  3,197     33,345
#   Calfrac Well Services, Ltd............................. 14,009     14,500
    Cameco Corp.(13321L108)................................ 21,697    263,402
    Cameco Corp.(2166160)..................................  4,800     58,283
    Canaccord Genuity Group, Inc........................... 27,187     96,064
*   Canacol Energy, Ltd.................................... 30,820     57,640
#   Canadian Energy Services & Technology Corp............. 22,400     62,520
    Canadian Imperial Bank of Commerce(136069101).......... 17,619  1,142,592
    Canadian Imperial Bank of Commerce(2170525)............  2,500    162,824
    Canadian National Railway Co.(136375102)............... 10,028    536,398
    Canadian National Railway Co.(2180632).................  2,800    151,802
    Canadian Natural Resources, Ltd.(136385101)............ 71,353  1,516,965
    Canadian Natural Resources, Ltd.(2171573).............. 13,300    284,722
    Canadian Oil Sands, Ltd................................ 61,203    410,234
    Canadian Pacific Railway, Ltd.(13645T100)..............  1,597    191,209
    Canadian Pacific Railway, Ltd.(2793115)................  1,000    120,208
#   Canadian Tire Corp., Ltd. Class A......................  7,600    619,273
    Canadian Utilities, Ltd. Class A.......................  4,900    126,374
#   Canadian Western Bank.................................. 18,988    311,203
    Canam Group, Inc....................................... 11,921    111,730
#   Canexus Corp........................................... 10,300      9,117
*   Canfor Corp............................................ 14,100    157,718
    Canfor Pulp Products, Inc..............................  7,290     51,934
    Canyon Services Group, Inc............................. 15,800     48,385
    Capital Power Corp..................................... 12,800    172,141
    Capstone Infrastructure Corp........................... 24,900     85,672
*   Capstone Mining Corp................................... 65,117     16,501
    Cascades, Inc.......................................... 19,653    147,583
    CCL Industries, Inc. Class B...........................  2,100    296,060
#*  Celestica, Inc......................................... 22,340    202,526
    Cenovus Energy, Inc.(15135U109)........................ 54,276    667,052
    Cenovus Energy, Inc.(B57FG04)..........................  4,300     52,979
    Centerra Gold, Inc..................................... 39,300    178,981
*   Cequence Energy, Ltd................................... 13,500      2,795
#   Cervus Equipment Corp..................................    700      6,496
*   CGI Group, Inc. Class A(39945C109).....................  7,104    304,762
*   CGI Group, Inc. Class A(2159740).......................  3,300    141,432
*   China Gold International Resources Corp., Ltd.......... 45,213     63,258
    CI Financial Corp......................................  9,100    200,981
    Cineplex, Inc..........................................  5,967    208,285
    Cogeco Communications, Inc.............................  3,600    162,538
    Cogeco, Inc............................................  3,500    133,789
*   Colliers International Group, Inc.(194693107)..........  4,081    176,544
    Colliers International Group, Inc.(BYL7SB4)............    300     13,037
    COM DEV International, Ltd.............................  5,400     23,668

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
    Computer Modelling Group, Ltd.....................  10,700 $ 71,033
    Constellation Software, Inc.......................     600  218,431
*   Continental Gold, Inc.............................   5,300    5,864
#*  Copper Mountain Mining Corp.......................  11,200    3,358
#   Corus Entertainment, Inc. Class B.................  19,400  134,743
    Cott Corp.(2228952)...............................  19,631  201,369
    Cott Corp.(22163N106).............................   7,092   72,835
    Crescent Point Energy Corp.(22576C101)............  19,317  214,419
    Crescent Point Energy Corp.(B67C8W8)..............  17,993  199,466
*   Crew Energy, Inc..................................  39,700  109,388
*   Delphi Energy Corp................................  41,580   23,151
#*  Denison Mines Corp................................  54,500   24,898
*   Descartes Systems Group, Inc. (The)(2141941)......   1,600   28,485
*   Descartes Systems Group, Inc. (The)(249906108)....     699   12,442
*   Detour Gold Corp..................................  40,100  487,761
    DH Corp...........................................  14,500  325,730
    DHX Media, Ltd.(BRF12N3)..........................   1,300    7,312
    DHX Media, Ltd.(BRF12P5)..........................   6,000   34,092
#   DirectCash Payments, Inc..........................   3,605   27,921
    Dollarama, Inc....................................   4,600  246,828
*   Dominion Diamond Corp.(257287102).................  13,799  146,959
    Dominion Diamond Corp.(B95LX89)...................   5,600   59,762
    Dorel Industries, Inc. Class B....................   6,509  128,006
#*  Dundee Precious Metals, Inc.......................  23,500   17,949
    Eldorado Gold Corp.(284902103)....................   5,700   12,768
    Eldorado Gold Corp.(2307873)...................... 156,154  354,465
#   Emera, Inc........................................   3,400  108,415
    Empire Co., Ltd...................................  16,174  305,723
#   Enbridge Income Fund Holdings, Inc................  17,673  369,255
    Enbridge, Inc.(29250N105).........................  10,287  355,930
    Enbridge, Inc.(2466149)...........................   2,900  100,731
    Encana Corp.(292505104)...........................  30,117  131,611
    Encana Corp.(2793193).............................  33,985  149,195
*   Endeavour Mining Corp.............................  15,485   94,616
#*  Endeavour Silver Corp.............................  10,800   13,414
    EnerCare, Inc.....................................  17,403  197,770
    Enerflex, Ltd.....................................  17,439  159,962
    Enerplus Corp.(292766102).........................  20,845   66,079
    Enerplus Corp.(B584T89)...........................  10,282   32,588
    Enghouse Systems, Ltd.............................   2,800  120,143
    Ensign Energy Services, Inc.......................  32,116  151,994
#*  Epsilon Energy, Ltd...............................   3,400    6,553
    Equitable Group, Inc..............................   2,177   80,792
*   Essential Energy Services Trust...................   6,700    2,583
    Evertz Technologies, Ltd..........................     800   10,108
    Exchange Income Corp..............................   4,600   78,412
    Exco Technologies, Ltd............................  15,400  160,387
#   Extendicare, Inc..................................  15,061   98,909
    Fairfax Financial Holdings, Ltd...................   1,771  911,871
    Fiera Capital Corp................................   3,000   22,785
    Finning International, Inc........................  36,570  465,707
    First Capital Realty, Inc.........................  11,000  146,991
*   First Majestic Silver Corp.(32076V103)............   3,500   10,465

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
#*  First Majestic Silver Corp.(2833583)..............  43,419 $130,173
    First National Financial Corp.....................     900   14,121
    First Quantum Minerals, Ltd.......................  30,784   66,583
*   FirstService Corp.(33767E103).....................   1,778   67,884
    FirstService Corp.(BYL7ZF7).......................     300   11,455
#   Fortis, Inc.......................................   9,100  264,445
*   Fortuna Silver Mines, Inc.........................  35,594   90,452
    Franco-Nevada Corp................................   5,207  229,681
    Freehold Royalties, Ltd...........................  14,900  113,912
#   Genworth MI Canada, Inc...........................   9,476  163,897
    George Weston, Ltd................................   4,721  363,991
    Gibson Energy, Inc................................  29,664  328,847
    Gildan Activewear, Inc.(2254645)..................   4,400  111,060
    Gildan Activewear, Inc.(375916103)................   3,008   75,802
    Gluskin Sheff + Associates, Inc...................   3,800   53,247
    GMP Capital, Inc..................................   2,900    8,405
    Goldcorp, Inc.(380956409).........................  42,070  477,074
    Goldcorp, Inc.(2676302)...........................   4,600   52,406
*   Gran Tierra Energy, Inc...........................  75,799  173,144
    Granite Oil Corp..................................   6,633   37,499
*   Great Canadian Gaming Corp........................   8,308  105,859
    Great-West Lifeco, Inc............................   9,500  235,449
    High Liner Foods, Inc.............................   6,000   65,829
#   Home Capital Group, Inc...........................  16,722  343,297
#   Horizon North Logistics, Inc......................  38,323   50,061
    HudBay Minerals, Inc..............................  35,188   69,326
    Hudson's Bay Co...................................  20,350  251,306
#   Husky Energy, Inc.................................  21,639  215,322
*   IAMGOLD Corp.(450913108)..........................   6,100    8,845
*   IAMGOLD Corp.(2446646)............................ 101,564  147,898
    IGM Financial, Inc................................   6,100  156,364
*   IMAX Corp.........................................   3,900  121,134
#*  Imperial Metals Corp..............................   5,200   16,852
    Imperial Oil, Ltd.(453038408).....................   7,889  241,482
    Imperial Oil, Ltd.(2454241).......................   1,000   30,659
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  16,900  501,728
#   Innergex Renewable Energy, Inc....................  17,100  143,059
    Intact Financial Corp.............................   3,300  197,873
#   Inter Pipeline, Ltd...............................   8,300  134,492
*   Interfor Corp.....................................  15,402  119,289
    Intertape Polymer Group, Inc......................  11,632  134,512
*   Ithaca Energy, Inc................................  89,200   27,061
*   Ivanhoe Mines, Ltd. Class A.......................  56,000   27,183
    Jean Coutu Group PJC, Inc. (The) Class A..........   5,800   81,520
#   Just Energy Group, Inc............................  16,600  110,319
    Keyera Corp.......................................   8,100  222,029
    Killam Apartment Real Estate Investment Trust.....  12,951  100,583
*   Kinross Gold Corp................................. 233,454  384,952
*   Kirkland Lake Gold, Inc...........................  21,213   75,561
*   Klondex Mines, Ltd................................  35,222   73,164
*   Knight Therapeutics, Inc..........................   8,400   40,594
    Labrador Iron Ore Royalty Corp....................  13,039   82,651
*   Lake Shore Gold Corp.............................. 136,928  124,133

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Laurentian Bank of Canada.........................   7,267 $  247,438
    Leon's Furniture, Ltd.............................   1,615     16,013
#*  Lightstream Resources, Ltd........................  16,000      3,883
    Linamar Corp......................................   6,900    269,075
#   Liquor Stores N.A., Ltd...........................   6,568     34,882
    Loblaw Cos., Ltd..................................   4,100    192,547
#   Long Run Exploration, Ltd.........................  13,300      3,038
    Lucara Diamond Corp............................... 104,688    171,877
*   Lundin Mining Corp................................ 155,705    385,678
    MacDonald Dettwiler & Associates, Ltd.............   3,595    223,388
    Magna International, Inc.(2554475)................   8,400    291,832
    Magna International, Inc.(559222401)..............   2,805     97,025
    Major Drilling Group International, Inc...........  17,900     68,232
    Mandalay Resources Corp...........................  76,504     42,596
#   Manitoba Telecom Services, Inc....................   6,000    129,260
    Manulife Financial Corp.(56501R106)...............  47,560    659,182
    Manulife Financial Corp.(2492519).................  15,100    209,863
    Maple Leaf Foods, Inc.............................  16,400    267,148
    Martinrea International, Inc......................  22,118    149,201
#   Medical Facilities Corp...........................  10,300    102,566
*   MEG Energy Corp...................................  23,036     95,538
    Methanex Corp.(59151K108).........................  14,996    397,694
#   Methanex Corp.(2654416)...........................   3,300     87,959
    Metro, Inc........................................  11,400    336,979
*   Mitel Networks Corp...............................  11,726     85,545
    Morneau Shepell, Inc..............................   5,500     57,477
    MTY Food Group, Inc...............................   1,997     44,048
#   Mullen Group, Ltd.................................  18,300    196,207
    National Bank of Canada...........................  40,474  1,154,790
    Nevsun Resources, Ltd.............................  52,082    141,646
    New Flyer Industries, Inc.........................   9,007    171,537
*   New Gold, Inc..................................... 118,121    290,897
    Newalta Corp......................................  12,998     26,165
    Norbord, Inc......................................   1,900     33,174
    North West Co., Inc. (The)........................   4,500     98,069
#   Northland Power, Inc..............................  10,201    141,557
#*  NuVista Energy, Ltd...............................  37,335    119,928
    OceanaGold Corp................................... 124,582    257,008
    Onex Corp.........................................   3,880    231,903
    Open Text Corp.(683715106)........................   2,802    136,906
    Open Text Corp.(2260824)..........................   2,500    122,314
    Osisko Gold Royalties, Ltd........................  17,100    173,820
#   Pacific Exploration and Production Corp...........  58,830     34,015
*   Painted Pony Petroleum, Ltd.......................  28,700     86,045
    Pan American Silver Corp.(697900108)..............  15,252    100,968
#   Pan American Silver Corp.(2669272)................  18,261    121,227
*   Paramount Resources, Ltd. Class A.................   1,000      3,284
*   Parex Resources, Inc..............................  22,534    148,468
#   Parkland Fuel Corp................................   8,866    140,499
    Pason Systems, Inc................................  12,237    156,620
    Pembina Pipeline Corp.(B4PPQG5)...................   4,408    100,238
    Pembina Pipeline Corp.(B4PT2P8)...................   2,200     50,002
#   Pengrowth Energy Corp.............................  87,709     73,253

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Penn West Petroleum, Ltd.(707887105)..............  4,500 $    3,307
#   Penn West Petroleum, Ltd.(B63FY34)................ 65,370     47,129
*   Performance Sports Group, Ltd.....................    900      6,424
#   Peyto Exploration & Development Corp.............. 17,348    373,114
    PHX Energy Services Corp..........................  2,400      2,570
    Potash Corp. of Saskatchewan, Inc.(73755L107)..... 17,038    277,719
    Potash Corp. of Saskatchewan, Inc.(2696980).......  2,000     32,608
    Precision Drilling Corp.(74022D308)...............  7,600     25,840
    Precision Drilling Corp.(B5YPLH9)................. 60,451    205,833
    Premium Brands Holdings Corp......................  3,300     98,936
*   Pretium Resources, Inc............................ 27,062    115,326
#*  Primero Mining Corp............................... 38,400     95,664
    Progressive Waste Solutions, Ltd.(74339G101)...... 10,129    285,334
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  4,100    115,282
    Quebecor, Inc. Class B............................  6,200    157,113
*   Redknee Solutions, Inc............................ 16,200     31,685
    Reitmans Canada, Ltd. Class A..................... 10,570     30,181
    Richelieu Hardware, Ltd...........................  1,900     91,738
*   Richmont Mines, Inc............................... 12,799     46,047
    Ritchie Bros Auctioneers, Inc.(767744105).........  3,999     91,497
    Ritchie Bros Auctioneers, Inc.(2345390)...........  1,600     36,525
*   RMP Energy, Inc................................... 44,300     48,066
*   Rock Energy, Inc..................................  3,100      2,788
    Rogers Communications, Inc. Class B(775109200)....  4,111    140,555
    Rogers Communications, Inc. Class B(2169051)......  1,000     34,242
#   Rogers Sugar, Inc................................. 18,500     55,200
    RONA, Inc......................................... 26,600    233,550
    Royal Bank of Canada(780087102)................... 64,900  3,325,476
    Royal Bank of Canada(2754383).....................  8,100    419,484
#   Russel Metals, Inc................................ 13,780    154,630
*   Sandstorm Gold, Ltd............................... 26,974     61,423
    Sandvine Corp..................................... 27,471     68,241
    Saputo, Inc.......................................  6,400    157,156
#   Savanna Energy Services Corp......................  8,000      6,796
    Secure Energy Services, Inc....................... 24,689    132,001
*   SEMAFO, Inc....................................... 81,600    203,869
    Shaw Communications, Inc. Class B(82028K200)...... 20,012    345,807
    Shaw Communications, Inc. Class B(2801836)........  2,000     34,621
    ShawCor, Ltd...................................... 10,304    222,497
    Sherritt International Corp....................... 27,300     13,641
    Sienna Senior Living, Inc.........................  8,700     99,365
*   Sierra Wireless, Inc.(826516106)..................  3,447     51,498
*   Sierra Wireless, Inc.(2418968)....................  1,300     19,385
#*  Silver Standard Resources, Inc.................... 23,022    100,246
    Silver Wheaton Corp.(828336107)................... 19,618    230,708
    Silver Wheaton Corp.(B058ZX6).....................  1,900     22,392
    SNC-Lavalin Group, Inc............................ 29,499    843,340
#   Sprott, Inc....................................... 14,800     20,284
    Stantec, Inc.(85472N109)..........................  9,664    235,222
    Stantec, Inc.(2854238)............................  6,001    146,245
    Stella-Jones, Inc.................................  3,400    102,735
#   Student Transportation, Inc....................... 21,300     75,262
    Sun Life Financial, Inc.(866796105)............... 11,218    319,713

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
#   Sun Life Financial, Inc.(2566124).................  7,500 $  215,112
    Suncor Energy, Inc.(867224107).................... 57,930  1,364,251
    Suncor Energy, Inc.(B3NB1P2)...................... 19,200    454,748
*   SunOpta, Inc.(8676EP108)..........................  4,997     29,582
*   SunOpta, Inc.(2817510)............................  9,699     57,464
#   Superior Plus Corp................................ 27,100    201,765
#   Surge Energy, Inc................................. 68,228    107,634
    Tahoe Resources, Inc.............................. 30,916    240,107
*   Taseko Mines, Ltd................................. 11,200      4,237
    Teck Resources, Ltd. Class B(878742204)...........  9,977     37,214
#   Teck Resources, Ltd. Class B(2879327)............. 52,787    197,070
    TELUS Corp........................................  3,501     97,390
*   Teranga Gold Corp................................. 65,000     18,559
*   Thompson Creek Metals Co., Inc.................... 44,247      6,949
    Thomson Reuters Corp..............................  7,543    282,108
    TMX Group, Ltd....................................  6,233    180,908
    TORC Oil & Gas, Ltd............................... 23,680     91,617
#*  Torex Gold Resources, Inc......................... 48,800     43,892
    Toromont Industries, Ltd..........................  8,273    168,070
    Toronto-Dominion Bank (The)(891160509)............ 45,820  1,733,829
    Toronto-Dominion Bank (The)(2897222).............. 18,100    686,712
    Torstar Corp. Class B............................. 13,300     22,216
    Total Energy Services, Inc........................  6,550     67,094
*   Tourmaline Oil Corp............................... 21,992    438,459
    TransAlta Corp.(89346D107)........................  8,000     27,920
    TransAlta Corp.(2901628).......................... 41,670    146,346
#   TransAlta Renewables, Inc.........................  4,878     34,751
    TransCanada Corp.(2665184)........................  6,100    211,839
    TransCanada Corp.(89353D107)...................... 19,423    671,259
    Transcontinental, Inc. Class A.................... 17,700    232,984
    TransForce, Inc................................... 21,020    315,097
#   TransGlobe Energy Corp............................ 22,900     32,693
*   Trican Well Service, Ltd..........................  7,500      9,048
#*  Trilogy Energy Corp............................... 11,674     29,500
    Trinidad Drilling, Ltd............................ 17,465     24,435
*   Turquoise Hill Resources, Ltd.(900435108).........  7,000     14,420
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 53,798    112,519
    Uni-Select, Inc...................................  2,100     90,842
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................  3,988    359,797
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  1,100    101,292
#   Valener, Inc......................................  7,219     98,940
#   Veresen, Inc...................................... 36,866    210,001
    Vermilion Energy, Inc.(923725105)................. 10,430    279,211
#   Vermilion Energy, Inc.(B607XS1)...................    700     18,718
#   Wajax Corp........................................  1,600     17,806
    West Fraser Timber Co., Ltd....................... 12,500    429,634
    Western Energy Services Corp...................... 13,086     34,749
    Western Forest Products, Inc...................... 64,200     95,780
    Westjet Airlines, Ltd.............................    700      9,454
    Westshore Terminals Investment Corp...............  7,700     72,059
    Whistler Blackcomb Holdings, Inc..................  4,903     78,363
#   Whitecap Resources, Inc........................... 64,187    350,969
    Wi-Lan, Inc....................................... 31,583     34,719

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Winpak, Ltd.......................................     4,000 $   127,889
    WSP Global, Inc...................................     8,462     243,187
    Yamana Gold, Inc.(98462Y100)......................     3,700       6,290
    Yamana Gold, Inc.(2219279)........................   136,530     234,876
*   Yellow Pages, Ltd.................................     7,290      82,740
                                                                 -----------
TOTAL CANADA..........................................            66,351,242
                                                                 -----------
CHILE -- (0.2%)
    AES Gener SA......................................   171,505      75,264
    Aguas Andinas SA Class A..........................   283,528     142,291
    Banco de Chile....................................   198,838      20,562
    Banco de Chile ADR................................       716      44,706
    Banco de Credito e Inversiones....................     4,654     179,615
    Banco Santander Chile............................. 1,259,715      54,497
    Banco Santander Chile ADR.........................     3,900      67,431
    CAP SA............................................    17,845      36,793
    Cencosud SA.......................................    71,209     145,423
    Cia Cervecerias Unidas SA.........................     8,633      94,311
    Cia Cervecerias Unidas SA Sponsored ADR...........     1,300      28,067
    Colbun SA.........................................   487,862     123,725
    Corpbanca SA...................................... 2,480,089      18,820
    E.CL SA...........................................    50,308      69,497
    Embotelladora Andina SA Class B ADR...............       709      11,932
    Empresa Nacional de Electricidad SA Sponsored ADR.     1,950      75,660
    Empresa Nacional de Telecomunicaciones SA.........    26,313     257,600
    Empresas CMPC SA..................................    85,442     193,891
    Empresas COPEC SA.................................    13,338     114,961
    Enersis SA Sponsored ADR..........................    25,734     303,404
    Forus SA..........................................     4,073       9,052
    Inversiones Aguas Metropolitanas SA...............   102,161     138,872
    Inversiones La Construccion SA....................     6,639      66,131
*   Latam Airlines Group SA...........................    15,429      79,686
*   Latam Airlines Group SA Sponsored ADR.............    20,006     102,431
    Parque Arauco SA..................................    73,853     115,034
    Ripley Corp. SA...................................   151,422      59,842
    SACI Falabella....................................     9,073      59,836
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     3,935      63,865
    Sonda SA..........................................    83,501     132,033
    Vina Concha y Toro SA.............................    49,727      79,199
                                                                 -----------
TOTAL CHILE...........................................             2,964,431
                                                                 -----------
CHINA -- (4.8%)
    361 Degrees International, Ltd....................   165,000      54,282
    AAC Technologies Holdings, Inc....................    44,000     282,205
    Agile Property Holdings, Ltd......................   410,000     198,043
    Agricultural Bank of China, Ltd. Class H.......... 1,203,000     432,543
    Air China, Ltd. Class H...........................   156,000     101,220
    Ajisen China Holdings, Ltd........................    95,000      38,445
#*  Alibaba Health Information Technology, Ltd........    82,000      41,583
*   Alibaba Pictures Group, Ltd.......................   240,000      48,732
*   Aluminum Corp. of China, Ltd. ADR.................     2,000      15,060
#*  Aluminum Corp. of China, Ltd. Class H.............   280,000      85,460

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd...................................    54,000 $   20,850
#   Angang Steel Co., Ltd. Class H........................   254,000    111,479
#   Anhui Conch Cement Co., Ltd. Class H..................    74,500    146,076
    Anhui Expressway Co., Ltd. Class H....................    62,000     49,179
    Anta Sports Products, Ltd.............................    69,000    166,979
#*  Anton Oilfield Services Group.........................   126,000     10,702
#   Asia Cement China Holdings Corp.......................    45,000      9,265
*   AVIC International Holding HK, Ltd....................   242,000     19,225
    AVIC International Holdings, Ltd. Class H.............    96,000     43,334
    AviChina Industry & Technology Co., Ltd. Class H......   192,000    133,902
    Bank of China, Ltd. Class H........................... 3,957,000  1,549,446
    Bank of Chongqing Co., Ltd. Class H...................   137,500    107,693
    Bank of Communications Co., Ltd. Class H..............   442,000    270,230
#   Baoxin Auto Group, Ltd................................    19,000     10,875
    Baoye Group Co., Ltd. Class H.........................    12,000      7,210
    BBMG Corp. Class H....................................   171,000     96,318
    Beijing Capital International Airport Co., Ltd.
      Class H.............................................   210,000    190,782
    Beijing Capital Land, Ltd. Class H....................   316,000    118,490
    Beijing Enterprises Holdings, Ltd.....................    72,000    362,283
#   Beijing Enterprises Water Group, Ltd..................   188,000     94,058
#   Beijing Jingneng Clean Energy Co., Ltd. Class H.......   224,000     66,116
    Beijing North Star Co., Ltd. Class H..................   132,000     37,477
#*  Beijing Properties Holdings, Ltd......................   396,000     23,348
    Belle International Holdings, Ltd.....................   985,000    662,380
#   Biostime International Holdings, Ltd..................    57,500    167,689
#   Bloomage Biotechnology Corp., Ltd.....................    12,500     28,642
#   Boer Power Holdings, Ltd..............................    28,000     49,311
    Bosideng International Holdings, Ltd..................   646,000     50,857
    Brilliance China Automotive Holdings, Ltd.............   158,000    152,336
    Broad Greenstate International Co., Ltd...............   160,000     32,875
#*  Byd Co., Ltd. Class H.................................    11,000     50,604
*   BYD Electronic International Co., Ltd.................   160,000     67,845
    C C Land Holdings, Ltd................................   302,000     94,174
*   C.banner International Holdings, Ltd..................    51,000     19,201
#   Cabbeen Fashion, Ltd..................................    43,000     21,305
    Central China Securities Co., Ltd. Class H............   202,000     81,605
    Century Sunshine Group Holdings, Ltd..................   235,000     11,551
    Changshouhua Food Co., Ltd............................    30,000     13,563
#*  Chaowei Power Holdings, Ltd...........................    44,000     26,169
*   Chia Tai Enterprises International, Ltd...............     9,460      2,363
#   China Aerospace International Holdings, Ltd...........   678,000     77,502
*   China Agri-Industries Holdings, Ltd...................   575,000    156,108
    China All Access Holdings, Ltd........................   154,000     52,897
*   China Animal Healthcare, Ltd..........................    42,000      5,263
    China Aoyuan Property Group, Ltd......................   255,000     47,080
    China BlueChemical, Ltd. Class H......................   446,000     93,734
    China Cinda Asset Management Co., Ltd. Class H........   585,000    184,078
*   China CITIC Bank Corp., Ltd. Class H..................   300,000    175,287
#   China Coal Energy Co., Ltd. Class H...................   509,000    174,331
    China Communications Construction Co., Ltd. Class H...   248,000    221,527
    China Communications Services Corp., Ltd. Class H.....   620,000    240,951
    China Conch Venture Holdings, Ltd.....................   142,000    229,669
    China Construction Bank Corp. Class H................. 5,615,000  3,442,423

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#*  China COSCO Holdings Co., Ltd. Class H................    95,000 $   34,009
#*  China Datang Corp. Renewable Power Co., Ltd. Class H..   187,000     21,316
#*  China Daye Non-Ferrous Metals Mining, Ltd.............   890,000     14,363
    China Dongxiang Group Co., Ltd........................   563,000    112,073
#*  China Dynamics Holdings, Ltd..........................   420,000     14,241
#*  China Eastern Airlines Corp., Ltd. Class H............   210,000    102,805
    China Electronics Corp. Holdings Co., Ltd.............    56,000     16,716
    China Everbright Bank Co., Ltd. Class H...............   232,000    109,590
    China Everbright International, Ltd...................   217,000    230,483
    China Everbright, Ltd.................................   168,000    349,750
#*  China Fiber Optic Network System Group, Ltd...........   310,000     19,508
#*  China Foods, Ltd......................................    98,000     31,533
    China Galaxy Securities Co., Ltd. Class H.............   400,000    294,860
#   China Gas Holdings, Ltd...............................   148,000    189,076
*   China Glass Holdings, Ltd.............................    86,000      9,062
*   China Greenland Rundong Auto Group, Ltd...............   104,000     40,345
#   China Harmony New Energy Auto Holding, Ltd............   179,000    113,771
*   China High Speed Transmission Equipment Group Co.,
      Ltd.................................................   234,000    179,297
#   China Hongqiao Group, Ltd.............................   367,000    200,619
*   China Household Holdings, Ltd.........................   275,000      3,080
#   China Huishan Dairy Holdings Co., Ltd.................   369,000    139,795
*   China Huiyuan Juice Group, Ltd........................   229,000     83,842
    China International Marine Containers Group Co., Ltd.
      Class H.............................................    35,000     55,251
    China Jinmao Holdings Group, Ltd......................   942,000    247,768
    China Lesso Group Holdings, Ltd.......................   196,000    107,936
    China Life Insurance Co., Ltd. ADR....................     7,800     94,380
    China Life Insurance Co., Ltd. Class H................    45,000    109,333
    China Lilang, Ltd.....................................    78,000     44,899
    China Longyuan Power Group Corp., Ltd. Class H........   249,000    148,780
    China LotSynergy Holdings, Ltd........................   900,000     31,074
    China Machinery Engineering Corp. Class H.............    74,000     51,239
    China Medical System Holdings, Ltd....................   125,000    147,113
    China Mengniu Dairy Co., Ltd..........................   143,000    199,870
    China Merchants Bank Co., Ltd. Class H................   141,500    275,058
#   China Merchants Holdings International Co., Ltd.......   189,181    522,163
#   China Merchants Land, Ltd.............................   362,000     50,859
    China Minsheng Banking Corp., Ltd. Class H............   313,000    278,186
    China Mobile, Ltd.....................................    80,000    881,810
    China Mobile, Ltd. Sponsored ADR......................    39,357  2,146,137
#   China Modern Dairy Holdings, Ltd......................   382,000     70,062
#   China Molybdenum Co., Ltd. Class H....................    99,000     14,604
#   China National Building Material Co., Ltd. Class H....   792,000    329,277
    China National Materials Co., Ltd. Class H............   260,000     45,273
*   China New Town Development Co., Ltd...................   612,500     19,014
#*  China Oil & Gas Group, Ltd............................ 1,368,000     78,852
#   China Oilfield Services, Ltd. Class H.................   264,000    192,017
#   China Overseas Grand Oceans Group, Ltd................   257,000     87,780
    China Overseas Land & Investment, Ltd.................   330,000    966,282
*   China Overseas Property Holdings, Ltd.................   110,000     13,286
    China Pacific Insurance Group Co., Ltd. Class H.......    77,200    273,409
    China Petroleum & Chemical Corp. ADR..................     2,000    112,620
    China Petroleum & Chemical Corp. Class H.............. 1,146,000    647,419
    China Pioneer Pharma Holdings, Ltd....................    34,000      7,994

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
    China Power International Development, Ltd........   391,000 $174,633
#   China Power New Energy Development Co., Ltd....... 1,000,000   76,673
*   China Precious Metal Resources Holdings Co., Ltd.. 1,440,000   47,571
*   China Properties Group, Ltd.......................    81,000   14,451
#   China Railway Construction Corp., Ltd. Class H....   125,500  126,363
    China Railway Group, Ltd. Class H.................   119,000   86,863
*   China Rare Earth Holdings, Ltd....................   486,399   28,715
*   China Resources and Transportation Group, Ltd.....   400,000    4,494
    China Resources Beer Holdings Company, Ltd........   140,855  223,897
    China Resources Cement Holdings, Ltd..............   430,000  104,174
    China Resources Gas Group, Ltd....................   102,000  256,382
    China Resources Land, Ltd.........................   204,000  505,759
    China Resources Power Holdings Co., Ltd...........   154,690  264,343
*   China Ruifeng Renewable Energy Holdings, Ltd......   252,000   26,137
#*  China Sanjiang Fine Chemicals Co., Ltd............   129,000   12,388
    China SCE Property Holdings, Ltd..................   331,000   71,232
#*  China Shanshui Cement Group, Ltd..................   198,000   52,675
    China Shenhua Energy Co., Ltd. Class H............   130,000  196,626
    China Shineway Pharmaceutical Group, Ltd..........    82,000   94,128
#*  China Shipping Container Lines Co., Ltd. Class H..   253,000   49,548
#   China Shipping Development Co., Ltd. Class H......   154,000   97,123
#   China Silver Group, Ltd...........................   126,000   26,102
    China Singyes Solar Technologies Holdings, Ltd....   155,000   74,047
#   China South City Holdings, Ltd....................   584,000  110,110
#   China Southern Airlines Co., Ltd. Class H.........   192,000  116,678
    China Southern Airlines Co., Ltd. Sponsored ADR... 2,392 71,664 China State Construction International Holdings,
      Ltd.............................................    66,000  106,582
    China Suntien Green Energy Corp., Ltd. Class H....   337,000   37,981
#*  China Taiping Insurance Holdings Co., Ltd.........   258,000  547,329
    China Telecom Corp., Ltd. ADR.....................     1,739   81,455
    China Telecom Corp., Ltd. Class H.................   142,000   66,974
*   China Traditional Chinese Medicine Co., Ltd.......   174,000   96,255
    China Travel International Investment Hong Kong,
      Ltd.............................................   478,000  162,736
    China Unicom Hong Kong, Ltd.......................   656,000  729,337
    China Unicom Hong Kong, Ltd. ADR..................    32,502  360,447
    China Vanke Co., Ltd. Class H.....................   132,100  303,616
    China Water Affairs Group, Ltd....................   160,000   68,197
    China Yongda Automobiles Services Holdings, Ltd...    40,000   24,688
#*  China Yurun Food Group, Ltd.......................   427,000   58,699
    China ZhengTong Auto Services Holdings, Ltd.......   223,500   82,628
#   China Zhongwang Holdings, Ltd.....................   414,800  188,398
#*  Chinasoft International, Ltd......................   234,000   82,372
    Chongqing Machinery & Electric Co., Ltd. Class H..   218,000   23,527
#   Chongqing Rural Commercial Bank Co., Ltd. Class H.   491,000  248,765
    CIFI Holdings Group Co., Ltd......................   650,000  124,897
#   CIMC Enric Holdings, Ltd..........................   122,000   61,490
*   CITIC Dameng Holdings, Ltd........................   233,000   10,619
#*  CITIC Resources Holdings, Ltd.....................   532,000   40,761
    CITIC Securities Co., Ltd. Class H................   264,500  515,283
    CITIC, Ltd........................................   600,000  852,319
#*  Citychamp Watch & Jewellery Group, Ltd............   226,000   33,091
    CNOOC, Ltd........................................   406,000  415,383
    CNOOC, Ltd. Sponsored ADR.........................     8,898  903,770

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
#*  Cogobuy Group.....................................    29,000 $ 31,734
#   Comba Telecom Systems Holdings, Ltd...............   322,300   49,124
#   Concord New Energy Group, Ltd.....................   990,000   43,634
*   Coolpad Group, Ltd................................   644,000   98,517
    COSCO Pacific, Ltd................................   286,000  324,253
#   Cosmo Lady China Holdings Co., Ltd................    34,000   30,637
#   Country Garden Holdings Co., Ltd.................. 1,172,000  451,207
    CP Pokphand Co., Ltd.............................. 1,228,000  101,982
    CPMC Holdings, Ltd................................    91,000   46,276
#   CRRC Corp, Ltd. Class H...........................    46,000   43,050
    CSPC Pharmaceutical Group, Ltd....................   106,000   89,372
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H....................................    10,000   13,747
#   CT Environmental Group, Ltd.......................   216,000   62,994
    Dah Chong Hong Holdings, Ltd......................   268,000  101,929
#   Dalian Port PDA Co., Ltd. Class H.................    50,000   20,278
*   Daphne International Holdings, Ltd................   304,000   41,322
    Datang International Power Generation Co., Ltd.
      Class H.........................................   238,000   62,966
    Dawnrays Pharmaceutical Holdings, Ltd.............    36,000   24,230
    Digital China Holdings, Ltd.......................   160,000  166,495
#   Dongfang Electric Corp., Ltd. Class H.............    75,000   60,863
    Dongfeng Motor Group Co., Ltd. Class H............   188,000  224,540
    Dongjiang Environmental Co., Ltd. Class H.........    21,000   26,138
    Dongyue Group, Ltd................................   320,000   61,661
*   Dynagreen Environmental Protection Group Co.,
      Ltd. Class H....................................    13,000    5,517
    ENN Energy Holdings, Ltd..........................    62,000  280,771
    EVA Precision Industrial Holdings, Ltd............   246,000   35,313
#   Evergrande Real Estate Group, Ltd................. 1,054,000  705,410
    Fantasia Holdings Group Co., Ltd..................   420,000   45,385
    Far East Horizon, Ltd.............................   259,000  199,895
#   Fosun International, Ltd..........................    90,072  119,103
    Fu Shou Yuan International Group, Ltd.............    46,000   33,159
#   Fufeng Group, Ltd.................................   255,000   81,967
#   Fuguiniao Co., Ltd. Class H.......................    37,999   22,549
*   Fullshare Holdings, Ltd...........................   580,000  135,984
#   Future Land Development Holdings, Ltd.............   386,000   47,107
#   GCL-Poly Energy Holdings, Ltd..................... 2,140,000  275,979
    Geely Automobile Holdings, Ltd....................   930,000  397,945
*   Glorious Property Holdings, Ltd...................   513,000   53,667
#   Golden Eagle Retail Group, Ltd....................   118,000  131,242
    Golden Meditech Holdings, Ltd.....................   490,000   65,356
#*  Goldin Properties Holdings, Ltd...................   120,000   82,911
#   Goldpac Group, Ltd................................    23,000    6,896
    GOME Electrical Appliances Holding, Ltd........... 2,849,000  399,351
*   Goodbaby International Holdings, Ltd..............    81,000   34,540
    Great Wall Motor Co., Ltd. Class H................   318,000  246,351
    Greatview Aseptic Packaging Co., Ltd..............   140,000   58,748
#*  Greenland Hong Kong Holdings, Ltd.................   221,000   61,662
*   Greentown China Holdings, Ltd.....................   174,500  131,147
    Guangdong Investment, Ltd.........................   236,000  301,643
*   Guangdong Land Holdings, Ltd......................    76,000   18,540
    Guangdong Yueyun Transportation Co., Ltd. Class H.    36,000   22,830
    Guangshen Railway Co., Ltd. Class H...............   216,000   92,193
    Guangshen Railway Co., Ltd. Sponsored ADR.........       600   12,672

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Guangzhou Automobile Group Co., Ltd. Class H..........    34,000 $   28,707
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H........................................     4,000      8,888
#   Guangzhou R&F Properties Co., Ltd. Class H............   218,000    235,875
    Haier Electronics Group Co., Ltd......................   127,000    224,203
    Haitian International Holdings, Ltd...................    93,000    112,026
    Haitong Securities Co., Ltd. Class H..................   237,600    362,459
#*  Hanergy Thin Film Power Group, Ltd....................   190,000      5,199
    Harbin Electric Co., Ltd. Class H.....................   174,000     63,020
*   HC International, Inc.................................    62,000     28,815
    Hengan International Group Co., Ltd...................    44,500    399,780
    Hengdeli Holdings, Ltd................................   588,000     63,847
*   Hi Sun Technology China, Ltd..........................   210,000     31,023
#   Hilong Holding, Ltd...................................   144,000     18,047
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H...    61,000     23,849
*   HNA International Investment Holdings, Ltd............   110,000      4,693
*   Honghua Group, Ltd....................................   381,000     17,651
#   Hopewell Highway Infrastructure, Ltd..................   118,500     54,567
*   Hopson Development Holdings, Ltd......................   154,000    143,261
#   HOSA International, Ltd...............................    48,000     15,857
#   Hua Han Health Industry Holdings, Ltd. Class H........   830,000     84,271
    Huabao International Holdings, Ltd....................   480,000    179,571
    Huadian Fuxin Energy Corp., Ltd. Class H..............   310,000     60,825
    Huadian Power International Corp., Ltd. Class H.......   174,000    104,243
    Huaneng Power International, Inc. Class H.............   112,000     91,713
    Huaneng Power International, Inc. Sponsored ADR.......       900     29,736
    Huaneng Renewables Corp., Ltd. Class H................   802,000    173,319
*   Huatai Securities Co., Ltd. Class H...................    34,600     64,938
#   Huishang Bank Corp., Ltd. Class H.....................   150,000     67,280
    Hydoo International Holding, Ltd......................    94,000     10,329
    Industrial & Commercial Bank of China, Ltd. Class H... 4,742,000  2,467,930
#   Intime Retail Group Co., Ltd..........................   212,000    162,196
    Jiangnan Group, Ltd...................................   392,000     58,400
    Jiangsu Expressway Co., Ltd. Class H..................   112,000    134,906
    Jiangxi Copper Co., Ltd. Class H......................   235,000    239,334
    Ju Teng International Holdings, Ltd...................   258,000    102,096
*   Kaisa Group Holdings, Ltd.............................    80,000      3,007
    Kingboard Chemical Holdings, Ltd......................   166,500    256,033
    Kingboard Laminates Holdings, Ltd.....................   274,500    110,799
#   Kingdee International Software Group Co., Ltd.........   272,000     95,530
    Kunlun Energy Co., Ltd................................   764,000    576,443
    KWG Property Holding, Ltd.............................   300,500    193,221
*   Landing International Development, Ltd................ 1,605,000     22,806
    Le Saunda Holdings, Ltd...............................    57,200     11,513
    Lee & Man Paper Manufacturing, Ltd....................   325,000    184,183
#   Lee's Pharmaceutical Holdings, Ltd....................    11,000     10,172
    Lenovo Group, Ltd.....................................   852,000    761,453
#*  Li Ning Co., Ltd......................................    44,500     20,531
#*  Lianhua Supermarket Holdings Co., Ltd. Class H........    66,000     21,572
#*  Lifetech Scientific Corp..............................   410,000     68,902
    Livzon Pharmaceutical Group, Inc. Class H.............     7,150     32,310
    Logan Property Holdings Co., Ltd......................   168,000     50,456
    Longfor Properties Co., Ltd...........................   247,000    316,515
    Lonking Holdings, Ltd.................................   472,000     61,126

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
#*  Loudong General Nice Resources China Holdings, Ltd..   171,000 $   14,604
*   Luye Pharma Group, Ltd..............................    24,500     20,441
#*  Maanshan Iron & Steel Co., Ltd. Class H.............   356,000     65,871
    Maoye International Holdings, Ltd...................   275,000     29,884
    Metallurgical Corp. of China, Ltd. Class H..........   103,000     24,063
*   MIE Holdings Corp...................................   390,000     41,650
#*  Mingfa Group International Co., Ltd.................   299,000     73,223
    Minmetals Land, Ltd.................................   270,000     25,600
    Minth Group, Ltd....................................    80,000    146,448
#*  MMG, Ltd............................................   504,000     92,784
#   NetDragon Websoft, Inc..............................    32,000     82,144
    New China Life Insurance Co., Ltd. Class H..........    19,700     67,732
    New World China Land, Ltd...........................   368,000    357,777
    New World Department Store China, Ltd...............    60,000      8,079
#   Nexteer Automotive Group, Ltd.......................    73,000     75,770
    Nine Dragons Paper Holdings, Ltd....................   452,000    285,623
#*  North Mining Shares Co., Ltd........................   910,000     10,834
*   NVC Lighting Holdings, Ltd..........................   318,000     33,690
    Overseas Chinese Town Asia Holdings, Ltd............    46,000     16,945
#   Pacific Online, Ltd.................................   129,000     34,049
#   Parkson Retail Group, Ltd...........................   263,000     30,314
#   PAX Global Technology, Ltd..........................    46,000     46,690
    Peak Sport Products Co., Ltd........................   132,000     33,537
    People's Insurance Co. Group of China, Ltd. (The)
      Class H...........................................   345,000    138,389
    PetroChina Co., Ltd. ADR............................     1,900    116,128
    PetroChina Co., Ltd. Class H........................   794,000    492,911
    Phoenix Healthcare Group Co., Ltd...................    12,500     10,910
    Phoenix Satellite Television Holdings, Ltd..........   210,000     42,042
    PICC Property & Casualty Co., Ltd. Class H..........   174,000    297,637
    Ping An Insurance Group Co. of China, Ltd. Class H..   264,000  1,199,513
#   Poly Property Group Co., Ltd........................   516,000    141,106
#*  Pou Sheng International Holdings, Ltd...............   380,000     66,850
    Powerlong Real Estate Holdings, Ltd.................   279,000     49,983
*   PW Medtech Group, Ltd...............................    11,000      2,349
    Qingdao Port International Co., Ltd. Class H........    56,000     20,688
#   Real Nutriceutical Group, Ltd.......................   101,000      9,277
#*  Renhe Commercial Holdings Co., Ltd.................. 4,048,000    168,028
#   REXLot Holdings, Ltd................................ 1,750,000     37,110
    Road King Infrastructure, Ltd.......................    41,000     32,824
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd...............................................   205,000     41,519
*   Semiconductor Manufacturing International Corp...... 3,583,000    315,767
*   Semiconductor Manufacturing International Corp. ADR.    13,577     58,517
    Shandong Chenming Paper Holdings, Ltd. Class H......   117,500     75,204
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................   180,000    116,065
#   Shanghai Electric Group Co., Ltd. Class H...........    72,000     31,954
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class
      H.................................................    13,000     31,287
    Shanghai Industrial Holdings, Ltd...................   135,000    294,811
#   Shanghai Industrial Urban Development Group, Ltd....   378,000     66,360
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................   206,000     76,448
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..    75,700    147,440
    Shanghai Prime Machinery Co., Ltd. Class H..........   124,000     15,909
    Shenguan Holdings Group, Ltd........................   248,000     27,304
    Shenzhen Expressway Co., Ltd. Class H...............   112,000     89,346

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    Shenzhen International Holdings, Ltd..............   152,000 $  238,819
    Shenzhen Investment, Ltd..........................   796,000    307,699
    Shenzhou International Group Holdings, Ltd........    36,000    193,500
    Shimao Property Holdings, Ltd.....................   409,000    580,899
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................   828,000     21,509
    Shougang Fushan Resources Group, Ltd..............   718,000     78,151
    Shui On Land, Ltd.................................   939,000    228,983
*   Shunfeng International Clean Energy, Ltd..........   350,000     50,629
#   Sichuan Expressway Co., Ltd. Class H..............   110,000     32,526
    Sihuan Pharmaceutical Holdings Group, Ltd.........   115,000     12,185
    Sino Biopharmaceutical, Ltd.......................   258,000    177,449
*   Sino Oil And Gas Holdings, Ltd.................... 2,410,000     59,416
    Sino-Ocean Land Holdings, Ltd.....................   576,000    292,040
    Sinofert Holdings, Ltd............................   562,000     75,816
#   SinoMedia Holding, Ltd............................    54,000     13,864
    Sinopec Engineering Group Co., Ltd. Class H.......   201,500    169,714
    Sinopec Kantons Holdings, Ltd.....................   218,000    113,475
#*  Sinopec Oilfield Service Corp. Class H............   120,000     26,552
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H..   116,000     47,187
    Sinopharm Group Co., Ltd. Class H.................   117,200    416,306
    Sinosoft Technology Group, Ltd....................    52,000     24,032
    Sinotrans Shipping, Ltd...........................    63,500      9,967
    Sinotrans, Ltd. Class H...........................   255,000    116,972
    Sinotruk Hong Kong, Ltd...........................   181,000     60,101
    SITC International Holdings Co., Ltd..............    88,000     40,731
    Skyworth Digital Holdings, Ltd....................   454,939    235,814
    SOHO China, Ltd...................................   447,500    209,375
*   Sound Global, Ltd.................................    27,000      9,994
    Springland International Holdings, Ltd............   179,000     35,418
#*  SPT Energy Group, Inc.............................   132,000     10,428
*   SRE Group, Ltd....................................   496,000     19,036
#   SSY Group, Ltd....................................   421,026    109,664
#   Sun Art Retail Group, Ltd.........................   229,500    128,879
    Sunac China Holdings, Ltd.........................   466,000    290,899
#   Sunny Optical Technology Group Co., Ltd...........    72,000    154,341
    TCC International Holdings, Ltd...................   408,000     59,658
#   TCL Communication Technology Holdings, Ltd........   174,000    129,383
#   TCL Multimedia Technology Holdings, Ltd...........    96,000     51,583
#*  Technovator International, Ltd....................    98,000     44,540
    Tencent Holdings, Ltd.............................    82,900  1,557,417
#   Tenwow International Holdings, Ltd................    52,000     14,282
    Texhong Textile Group, Ltd........................    46,500     30,273
#   Tian An China Investment Co., Ltd.................    30,000     14,763
    Tian Ge Interactive Holdings, Ltd.................    94,000     54,695
#   Tiangong International Co., Ltd...................   340,000     22,872
    Tianjin Development Holdings, Ltd.................   134,000     64,983
    Tianjin Port Development Holdings, Ltd............   574,000     79,855
*   Tianneng Power International, Ltd.................   190,000    142,562
    Tibet 5100 Water Resources Holdings, Ltd..........   179,000     59,361
    Times Property Holdings, Ltd......................   102,000     40,563
    Tingyi Cayman Islands Holding Corp................   296,000    339,335
    Tong Ren Tang Technologies Co., Ltd. Class H......    70,000    107,843
    Tongda Group Holdings, Ltd........................   310,000     49,668

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
    Top Spring International Holdings, Ltd............    42,500 $    19,642
#   Towngas China Co., Ltd............................   155,000      74,633
    TPV Technology, Ltd...............................   192,000      21,419
#   Travelsky Technology, Ltd. Class H................    97,000     148,394
    Trigiant Group, Ltd...............................   100,000      17,899
#   Truly International Holdings, Ltd.................   412,000      93,626
#   Tsingtao Brewery Co., Ltd. Class H................    10,000      35,578
    Uni-President China Holdings, Ltd.................   157,000     101,667
*   United Energy Group, Ltd..........................   582,000      29,836
#   Universal Health International Group Holding, Ltd.   175,000      21,956
#   V1 Group, Ltd.....................................   566,000      29,014
#   Want Want China Holdings, Ltd.....................   431,000     283,700
    Wasion Group Holdings, Ltd........................   112,000      69,500
    Weichai Power Co., Ltd. Class H...................   127,000     121,861
    Weiqiao Textile Co. Class H.......................   127,000      56,748
    Welling Holding, Ltd..............................   196,000      31,898
#   West China Cement, Ltd............................   522,000     107,630
#   Wisdom Sports Group...............................    92,000      49,441
#*  Wuzhou International Holdings, Ltd................   306,000      31,887
#   Xiamen International Port Co., Ltd. Class H.......   232,000      41,075
#*  Xinchen China Power Holdings, Ltd.................    40,000       6,079
    Xingda International Holdings, Ltd................   210,000      39,242
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H.........................................    54,000      43,482
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    15,600      20,421
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.   136,000      11,460
    Xinyi Solar Holdings, Ltd.........................   170,000      54,633
    Xiwang Special Steel Co., Ltd.....................   208,000      26,862
    XTEP International Holdings, Ltd..................   121,500      54,452
*   Yanchang Petroleum International, Ltd............. 1,420,000      33,100
#   Yanzhou Coal Mining Co., Ltd. Class H.............   346,000     141,751
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......     1,800       7,200
#   Yestar International Holdings Co., Ltd............   112,500      43,163
    Yingde Gases Group Co., Ltd.......................   248,500      94,020
    Yip's Chemical Holdings, Ltd......................    38,000      10,830
    Yuanda China Holdings, Ltd........................   374,000      15,048
    Yuexiu Property Co., Ltd.......................... 1,666,000     242,295
    Yuexiu Transport Infrastructure, Ltd..............   116,000      68,048
    Yuzhou Properties Co., Ltd........................   360,000      83,559
#   Zall Development Group, Ltd.......................   402,000      79,876
#   Zhaojin Mining Industry Co., Ltd. Class H.........   187,500     106,881
    Zhejiang Expressway Co., Ltd. Class H.............   150,000     131,939
#   Zhongsheng Group Holdings, Ltd....................   184,500      93,795
    Zhuzhou CSR Times Electric Co., Ltd. Class H......    20,000     103,326
    Zijin Mining Group Co., Ltd. Class H..............   340,000      77,322
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H...............................   243,800      64,096
#   ZTE Corp. Class H.................................    56,360     102,715
                                                                 -----------
TOTAL CHINA...........................................            62,659,105
                                                                 -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA................................     6,423      26,690
    Bancolombia SA....................................    13,966      96,156
    Bancolombia SA Sponsored ADR......................     4,609     135,965
    Cementos Argos SA.................................    13,761      41,084

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
COLOMBIA -- (Continued)
*   Cemex Latam Holdings SA...........................   4,558 $   13,469
*   Corp. Financiera Colombiana SA(BYPK1V0)...........      59        626
    Corp. Financiera Colombiana SA(BYM2N02)...........   6,362     70,278
    Corp. Financiera Colombiana SA(B000C92)...........   1,997     22,692
    Ecopetrol SA...................................... 179,698     56,387
    Ecopetrol SA Sponsored ADR........................   3,500     22,540
    Empresa de Energia de Bogota SA ESP...............  29,392     14,864
    Grupo Argos SA....................................  11,908     60,583
    Grupo de Inversiones Suramericana SA..............   6,333     69,070
    Grupo Nutresa SA..................................  13,050     93,586
    Interconexion Electrica SA ESP....................  37,025     83,017
    Isagen SA ESP.....................................  71,219     85,268
                                                               ----------
TOTAL COLOMBIA........................................            892,275
                                                               ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S...........................................   7,027    116,862
    Komercni banka A.S................................     355     74,653
    Pegas Nonwovens SA................................   1,573     44,248
*   Unipetrol A.S.....................................   3,329     21,102
                                                               ----------
TOTAL CZECH REPUBLIC..................................            256,865
                                                               ----------
DENMARK -- (1.5%)
    ALK-Abello A.S....................................   1,687    233,406
    Alm Brand A.S.....................................  20,292    135,926
#   Ambu A.S. Class B.................................   5,194    161,187
    AP Moeller - Maersk A.S. Class A..................     165    208,555
    AP Moeller - Maersk A.S. Class B..................     265    340,955
#*  Bang & Olufsen A.S................................   3,580     37,764
*   Bavarian Nordic A.S...............................   4,711    197,581
    Carlsberg A.S. Class B............................   7,367    621,094
    Chr Hansen Holding A.S............................  10,835    663,395
    Coloplast A.S. Class B............................   2,571    211,075
#*  D/S Norden A.S....................................   6,697     89,287
    Danske Bank A.S...................................  25,376    682,905
    DFDS A.S..........................................   6,784    240,744
    DSV A.S...........................................  37,268  1,450,336
#   FLSmidth & Co. A.S................................  12,881    451,760
*   Genmab A.S........................................   7,180    901,642
    GN Store Nord A.S.................................  37,161    695,700
*   H Lundbeck A.S....................................  10,822    351,505
*   H+H International A.S. Class B....................   3,370     40,739
    IC Group A.S......................................   1,421     45,822
    ISS A.S...........................................  18,799    664,605
*   Jyske Bank A.S....................................  17,256    757,731
    Matas A.S.........................................   4,794     90,595
    NKT Holding A.S...................................   5,879    326,813
    Novo Nordisk A.S. Class B.........................  52,084  2,909,850
    Novo Nordisk A.S. Sponsored ADR...................   5,344    298,569
    Novozymes A.S. Class B............................  16,134    673,420
    Pandora A.S.......................................   9,712  1,299,325
    PER Aarsleff A.S. Class B.........................     425    130,307
    Ringkjoebing Landbobank A.S.......................     856    178,017

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
    Rockwool International A.S. Class B...............   1,875 $   284,060
    Royal Unibrew A.S.................................   8,136     341,130
    Schouw & Co.......................................   3,349     197,860
    SimCorp A.S.......................................   7,954     390,252
    Solar A.S. Class B................................   1,440      81,355
    Spar Nord Bank A.S................................  19,061     156,862
    Sydbank A.S.......................................  17,582     513,390
    TDC A.S...........................................  99,004     425,167
*   Topdanmark A.S....................................  16,856     428,358
    Tryg A.S..........................................  22,352     427,395
    United International Enterprises..................     301      43,343
    Vestas Wind Systems A.S...........................  11,729     767,479
*   William Demant Holding A.S........................   4,542     400,381
                                                               -----------
TOTAL DENMARK.........................................          19,547,642
                                                               -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR.......  21,847      84,900
*   Global Telecom Holding SAE GDR....................  10,032      11,447
                                                               -----------
TOTAL EGYPT...........................................              96,347
                                                               -----------
FINLAND -- (1.3%)
    Amer Sports Oyj...................................  24,916     681,986
    Bittium Oyj.......................................   1,630      11,061
    Cargotec Oyj Class B..............................   9,631     307,010
    Caverion Corp.....................................  11,814     112,567
    Citycon Oyj.......................................  65,385     156,041
    Cramo Oyj.........................................   7,702     148,133
    Elisa Oyj.........................................  15,034     544,519
    F-Secure Oyj......................................  11,365      31,062
*   Finnair Oyj.......................................  13,936      74,702
    Fiskars Oyj Abp...................................   4,126      79,895
    Fortum Oyj........................................  32,902     517,366
    HKScan Oyj Class A................................   5,225      19,939
    Huhtamaki Oyj.....................................  10,098     356,960
    Kemira Oyj........................................  25,003     283,264
    Kesko Oyj Class A.................................   1,935      73,153
    Kesko Oyj Class B.................................  16,580     665,194
    Kone Oyj Class B..................................  13,812     607,094
#   Konecranes Oyj....................................  11,996     266,219
    Lassila & Tikanoja Oyj............................   8,438     158,446
    Metsa Board Oyj...................................  54,499     364,458
    Metso Oyj.........................................  15,415     318,074
    Neste Oyj.........................................  27,896     873,962
    Nokia Oyj(5902941)................................ 185,898   1,339,109
    Nokia Oyj(5946455)................................  66,112     472,686
    Nokia Oyj Sponsored ADR...........................  20,625     148,500
    Nokian Renkaat Oyj................................  21,446     729,168
    Olvi Oyj Class A..................................     566      13,655
*   Oriola-KD Oyj Class B.............................  13,926      63,293
    Orion Oyj Class A.................................   3,075      99,303
    Orion Oyj Class B.................................  12,183     401,944
#*  Outokumpu Oyj.....................................  29,668      72,937

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
#   Outotec Oyj.......................................  27,451 $   107,860
#   PKC Group Oyj.....................................   5,071      78,745
    Ponsse Oy.........................................   1,291      25,435
    Raisio Oyj Class V................................  26,312     117,493
    Ramirent Oyj......................................  17,079     114,166
    Sampo Oyj Class A.................................  27,297   1,321,837
#   Sanoma Oyj........................................  20,171      93,191
    Sponda Oyj........................................  39,732     162,513
*   Stockmann Oyj Abp Class B.........................  10,970      84,278
    Stora Enso Oyj Class R............................ 144,315   1,176,131
    Stora Enso Oyj Sponsored ADR......................   2,680      21,788
    Technopolis Oyj...................................  20,138      79,553
    Tieto Oyj.........................................  13,445     361,978
    Tikkurila Oyj.....................................   8,754     148,470
    UPM-Kymmene Oyj................................... 125,668   2,047,989
    UPM-Kymmene Oyj Sponsored ADR.....................   1,975      32,252
    Uponor Oyj........................................  14,663     225,597
    Valmet Oyj........................................  21,741     216,145
    Wartsila Oyj Abp..................................  17,057     766,156
    YIT Oyj...........................................  28,305     150,797
                                                               -----------
TOTAL FINLAND.........................................          17,324,074
                                                               -----------
FRANCE -- (5.3%)
    Accor SA..........................................  10,479     397,974
    Aeroports de Paris................................   1,224     138,655
*   Air France-KLM....................................  22,004     176,688
    Air Liquide SA....................................   8,730     902,764
    Airbus Group SE...................................  10,031     630,910
    Albioma SA........................................   2,402      33,795
#*  Alstom SA.........................................  17,631     473,104
    Alten SA..........................................   6,607     371,894
    Altran Technologies SA............................  26,777     338,154
    Arkema SA.........................................  12,894     805,371
    Atos SE...........................................  15,591   1,232,524
    AXA SA............................................  66,036   1,631,930
    AXA SA Sponsored ADR..............................   2,823      69,446
#   Beneteau SA.......................................   1,281      15,563
    BioMerieux........................................   2,940     369,726
    BNP Paribas SA....................................  35,711   1,691,695
    Boiron SA.........................................   1,040      78,406
    Bollore SA........................................  39,632     159,952
    Bonduelle SCA.....................................   1,765      45,880
#   Bourbon SA........................................   3,915      50,997
    Bouygues SA.......................................  25,732   1,007,257
    Bureau Veritas SA.................................  18,154     345,844
    Cap Gemini SA.....................................   9,393     858,339
#   Carrefour SA......................................  64,891   1,846,850
#   Casino Guichard Perrachon SA......................   3,598     163,093
    Cegid Group SA....................................   2,144     116,370
#*  CGG SA............................................  84,952      71,285
#   CGG SA Sponsored ADR..............................   3,161       3,129
    Chargeurs SA......................................   7,674      70,563
    Christian Dior SE.................................   1,818     307,472

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Cie de Saint-Gobain............................... 49,612 $2,044,722
    Cie des Alpes.....................................    744     11,339
    Cie Generale des Etablissements Michelin.......... 22,408  2,044,357
    CNP Assurances.................................... 24,661    329,779
*   Coface SA.........................................  5,975     49,003
    Credit Agricole SA................................ 33,991    339,198
    Danone SA......................................... 13,733    945,865
    Danone SA Sponsored ADR...........................    907     12,544
    Dassault Systemes.................................  4,012    310,102
    Dassault Systemes ADR.............................    288     22,202
*   Derichebourg SA................................... 21,216     67,220
    Edenred...........................................  8,496    159,851
    Eiffage SA........................................ 10,005    687,111
    Electricite de France SA.......................... 13,439    175,735
    Engie SA.......................................... 67,562  1,077,990
#*  Eramet............................................  1,024     22,257
    Essilor International SA..........................  6,802    843,869
*   Esso SA Francaise.................................    572     27,294
#*  Etablissements Maurel et Prom.....................  7,767     23,180
    Euler Hermes Group................................  2,294    196,166
    Eurofins Scientific SE............................    976    320,191
    Euronext NV.......................................  3,932    190,609
    Eutelsat Communications SA........................ 24,461    790,567
    Faiveley Transport SA.............................    923     92,029
    Faurecia.......................................... 16,732    607,773
    Fimalac...........................................    234     19,535
#*  GameLoft SE....................................... 14,044     77,080
    Gaztransport Et Technigaz SA......................  3,018    112,850
    GL Events.........................................    588     10,266
    Groupe Crit.......................................    301     16,365
    Groupe Eurotunnel SE.............................. 21,893    251,579
*   Groupe Fnac SA....................................  2,691    154,351
    Guerbet...........................................  1,290    105,815
    Haulotte Group SA.................................  1,629     24,431
    Havas SA.......................................... 32,268    257,117
    Hermes International..............................    464    157,859
*   ID Logistics Group................................    180     20,493
    Iliad SA..........................................  1,140    285,864
    Imerys SA.........................................  6,848    423,792
    Ingenico Group SA.................................  3,749    442,551
    Ipsen SA..........................................  1,615     93,088
    IPSOS.............................................  2,282     46,797
    Jacquet Metal Service.............................  2,603     35,253
    JCDecaux SA.......................................  6,976    274,688
#   Kering............................................  3,398    572,640
    Korian SA.........................................  7,920    268,017
    L'Oreal SA........................................  3,582    612,252
    Lagardere SCA..................................... 23,421    665,573
    Lectra............................................  2,696     34,512
    Legrand SA........................................ 10,561    581,706
    LISI..............................................  3,788     92,803
    LVMH Moet Hennessy Louis Vuitton SE...............  7,570  1,217,608
    Manitou BF SA.....................................    596     10,644

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Mersen............................................   1,125 $   16,330
    Metropole Television SA...........................   6,946    110,738
    MGI Coutier.......................................   2,373     43,243
    Natixis SA........................................  56,215    275,037
#*  Naturex...........................................   1,380    107,529
#   Neopost SA........................................   4,655    111,406
*   Nexans SA.........................................   8,178    313,168
    Nexity SA.........................................   6,074    274,910
#*  Nicox.............................................   4,090     33,544
*   NRJ Group.........................................   1,632     17,113
    Numericable-SFR SAS...............................   5,201    206,502
    Orange SA......................................... 123,640  2,195,308
    Orange SA Sponsored ADR...........................   5,502     97,220
    Orpea.............................................   5,416    428,726
*   Parrot SA.........................................     756     16,939
    Pernod Ricard SA..................................   6,641    777,219
*   Peugeot SA........................................  67,797  1,008,125
#   Plastic Omnium SA.................................  12,423    405,633
    Plastivaloire.....................................     358     25,247
    Publicis Groupe SA................................   8,869    532,010
    Publicis Groupe SA ADR............................   2,568     38,494
#   Rallye SA.........................................   5,579     85,385
    Renault SA........................................  19,544  1,658,365
    Rexel SA..........................................  42,299    500,934
    Rubis SCA.........................................   5,669    424,136
    Safran SA.........................................  10,693    692,719
    Saft Groupe SA....................................   4,701    122,879
    Sanofi............................................  30,105  2,503,552
    Sanofi ADR........................................  13,479    561,266
    Sartorius Stedim Biotech..........................     438    159,737
    Savencia SA.......................................     224     14,198
    Schneider Electric SE(4834108)....................  17,191    917,239
    Schneider Electric SE(B11BPS1)....................     523     27,871
    SCOR SE...........................................  28,596    996,806
    SEB SA............................................   5,053    493,332
#*  Sequana SA........................................   8,305     28,503
    SES SA............................................  12,770    333,903
    Societe BIC SA....................................   1,799    292,996
    Societe Generale SA...............................  38,812  1,480,584
    Societe Television Francaise 1....................  17,106    192,378
#   Sodexo SA.........................................   4,834    473,435
#*  SOITEC............................................  14,337      8,400
#*  Solocal Group.....................................   3,055     20,676
    Sopra Steria Group................................   1,557    168,777
#*  Ste Industrielle d'Aviation Latecoere SA..........  15,785     62,215
    Stef SA...........................................     949     63,087
    STMicroelectronics NV(2430025)....................   9,366     61,066
    STMicroelectronics NV(5962332)....................  68,525    447,680
    Suez Environnement Co.............................  25,324    469,443
    Tarkett SA........................................   4,887    129,866
    Technicolor SA....................................  34,125    242,503
    Technip SA........................................  23,003  1,071,814
    Technip SA ADR....................................   2,728     32,190

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Teleperformance...................................  13,393 $ 1,115,842
    Thales SA.........................................   6,199     471,835
    Total SA.......................................... 151,966   6,750,466
#   Total SA Sponsored ADR............................  15,579     690,461
    Trigano SA........................................   1,076      67,946
*   UBISOFT Entertainment.............................  25,742     707,075
    Valeo SA..........................................   7,178     932,697
#   Vallourec SA......................................   5,645      24,767
#*  Valneva SE........................................  11,308      39,965
    Veolia Environnement SA...........................  14,508     349,775
    Veolia Environnement SA ADR.......................   1,217      29,171
    Vicat SA..........................................   1,762      95,186
    Vilmorin & Cie SA.................................     718      50,757
    Vinci SA..........................................  27,787   1,882,492
    Virbac SA.........................................     604     110,960
#   Vivendi SA........................................  66,212   1,439,454
*   Worldline SA......................................   4,439     104,932
    Zodiac Aerospace..................................  14,841     309,479
                                                               -----------
TOTAL FRANCE..........................................          69,607,748
                                                               -----------
GERMANY -- (5.0%)
    Aareal Bank AG....................................  15,197     415,877
    Adidas AG.........................................  12,623   1,299,824
*   ADVA Optical Networking SE........................   8,775      82,845
#*  AIXTRON SE........................................  14,656      53,026
    Allianz SE........................................  15,044   2,434,666
    Allianz SE Sponsored ADR..........................  21,958     355,720
    Amadeus Fire AG...................................     206      14,829
    Aurubis AG........................................   9,255     377,330
    Axel Springer SE..................................  10,718     558,112
    BASF SE...........................................  48,922   3,260,807
    BASF SE Sponsored ADR.............................   1,504     100,121
    Bauer AG..........................................   2,770      42,446
    Bayer AG..........................................  13,061   1,469,966
    Bayer AG Sponsored ADR............................     273      30,680
    Bayerische Motoren Werke AG.......................  37,367   3,112,113
#   BayWa AG..........................................   3,907     114,420
    Bechtle AG........................................   2,677     236,336
    Beiersdorf AG.....................................   2,329     214,953
    Bertrandt AG......................................   1,654     183,081
    Bijou Brigitte AG.................................     491      29,765
#   Bilfinger SE......................................   7,675     338,783
    Biotest AG........................................     327       5,359
    Borussia Dortmund GmbH & Co. KGaA.................  25,794     110,230
    Brenntag AG.......................................  12,745     625,368
    CANCOM SE.........................................   2,412     106,526
    Carl Zeiss Meditec AG.............................   4,552     134,560
    CENTROTEC Sustainable AG..........................   2,714      37,315
    Cewe Stiftung & Co. KGAA..........................   2,110     112,125
    Comdirect Bank AG.................................   1,776      19,512
*   Commerzbank AG....................................  49,199     399,815
    CompuGroup Medical AG.............................   3,941     158,499
    Continental AG....................................   3,297     691,867

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
*   CropEnergies AG...................................   5,612 $   25,290
    CTS Eventim AG & Co. KGaA.........................   6,733    247,680
    Daimler AG........................................  64,229  4,496,913
    Deutsche Bank AG(5750355).........................   7,421    132,991
    Deutsche Bank AG(D18190898).......................  30,646    548,257
    Deutsche Beteiligungs AG..........................   1,225     36,485
    Deutsche Boerse AG................................   6,762    577,019
    Deutsche EuroShop AG..............................   7,588    324,533
*   Deutsche Lufthansa AG.............................  70,904  1,039,712
    Deutsche Post AG..................................  25,178    610,234
    Deutsche Telekom AG............................... 180,747  3,147,323
    Deutsche Telekom AG Sponsored ADR.................  13,453    234,351
*   Deutsche Wohnen AG................................  23,497    598,176
    Deutz AG..........................................  26,774     87,156
*   Dialog Semiconductor P.L.C........................   9,270    283,599
    DIC Asset AG......................................   8,036     78,083
#   DMG Mori AG.......................................   5,877    234,956
    Draegerwerk AG & Co. KGaA.........................     183     11,171
    Drillisch AG......................................   3,571    146,929
    Duerr AG..........................................   1,861    126,017
    E.ON SE........................................... 238,815  2,447,092
    E.ON SE Sponsored ADR.............................   4,952     50,708
    Elmos Semiconductor AG............................   1,677     25,552
    ElringKlinger AG..................................   7,382    186,714
*   Evotec AG.........................................   4,045     15,120
    Fielmann AG.......................................   3,159    238,353
    Fraport AG Frankfurt Airport Services Worldwide...   8,041    487,700
    Freenet AG........................................  17,172    534,013
    Fresenius Medical Care AG & Co. KGaA..............  12,074  1,072,301
    Fresenius Medical Care AG & Co. KGaA ADR..........   1,361     60,551
    Fresenius SE & Co. KGaA...........................  15,523  1,030,073
    Fuchs Petrolub SE.................................   4,183    148,053
    GEA Group AG......................................  11,035    462,953
    Gerresheimer AG...................................   7,338    521,363
#   Gerry Weber International AG......................   4,286     57,301
    Gesco AG..........................................     136     10,048
    GFK SE............................................   2,763     83,925
    GFT Technologies SE...............................   2,895     86,699
    Grammer AG........................................   3,504    102,966
    Grenkeleasing AG..................................     529    101,795
*   H&R AG............................................   2,783     26,743
    Hamburger Hafen und Logistik AG...................   4,639     64,468
    Hannover Rueck SE.................................   3,428    360,789
    HeidelbergCement AG...............................  10,568    778,472
#*  Heidelberger Druckmaschinen AG....................  21,344     42,369
    Hella KGaA Hueck & Co.............................   4,192    175,127
    Henkel AG & Co. KGaA..............................   1,651    152,238
    Hochtief AG.......................................   3,713    341,029
    Hornbach Baumarkt AG..............................   1,172     32,595
    Hugo Boss AG......................................   5,031    400,682
    Indus Holding AG..................................   4,309    196,797
    Infineon Technologies AG..........................  54,946    735,257
    Infineon Technologies AG ADR......................  12,612    169,505

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
    Isra Vision AG....................................    666 $   43,609
    Jenoptik AG.......................................  9,812    132,256
#   K+S AG............................................ 24,980    528,090
    Kabel Deutschland Holding AG......................  1,356    173,738
    KION Group AG..................................... 16,879    833,256
#   Kloeckner & Co. SE................................ 31,651    274,311
*   Koenig & Bauer AG.................................  3,522    107,125
#*  Kontron AG........................................ 11,032     39,750
    Krones AG.........................................  2,181    235,140
#   KUKA AG...........................................  3,352    257,705
    KWS Saat SE.......................................    510    141,972
    Lanxess AG........................................ 14,518    599,407
    LEG Immobilien AG.................................  9,232    749,382
    Leoni AG..........................................  8,609    300,603
    Linde AG..........................................  5,840    794,679
#   LPKF Laser & Electronics AG.......................    939      6,900
    MAN SE............................................  1,381    139,541
#*  Manz AG...........................................    566     18,336
    Merck KGaA........................................  1,743    151,767
    Metro AG.......................................... 41,540  1,177,044
    MLP AG............................................  2,305      7,595
    MTU Aero Engines AG............................... 13,864  1,272,871
    Muenchener Rueckversicherungs-Gesellschaft AG.....  6,298  1,213,444
    Nemetschek AG.....................................  2,749    126,179
*   Nordex SE.........................................  7,403    239,943
    Norma Group SE....................................  6,091    305,118
    OHB SE............................................    463      9,996
    Osram Licht AG.................................... 13,875    619,470
*   Patrizia Immobilien AG............................  2,972     75,990
    Pfeiffer Vacuum Technology AG.....................  1,830    168,605
#   PNE Wind AG.......................................  4,743      9,601
    ProSiebenSat.1 Media SE........................... 16,137    806,267
    Puma SE...........................................    530    107,157
*   QIAGEN NV(5732825)................................ 23,898    545,939
*   QIAGEN NV(2437907)................................ 11,100    252,081
#   QSC AG............................................ 17,803     28,794
    Rational AG.......................................    516    231,403
    Rheinmetall AG....................................  9,806    700,638
    RHOEN-KLINIKUM AG.................................  9,064    263,225
#   RIB Software AG...................................  3,457     36,783
    RTL Group SA......................................  1,394    112,911
    RWE AG............................................ 67,206    941,388
    S&T AG............................................  1,963     11,815
    SAF-Holland SA....................................  7,253     83,981
    Salzgitter AG..................................... 10,180    217,446
    SAP SE............................................ 10,907    869,124
    SAP SE Sponsored ADR..............................  1,405    112,119
    Schaltbau Holding AG..............................  1,570     86,869
#*  SGL Carbon SE.....................................  6,318     64,522
    SHW AG............................................  1,533     37,080
    Siemens AG........................................ 19,969  1,914,023
    Siemens AG Sponsored ADR..........................  5,045    483,916
#   Sixt SE...........................................  4,382    203,462

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
GERMANY -- (Continued)
#*  SMA Solar Technology AG...........................  2,401 $   118,542
    Software AG.......................................  9,087     307,426
*   Stabilus SA.......................................    333      14,445
    Stada Arzneimittel AG............................. 15,769     546,312
    STRATEC Biomedical AG.............................    582      34,175
#   Stroeer SE........................................  3,460     203,619
    Suedzucker AG..................................... 21,623     327,078
*   Suess MicroTec AG.................................  5,350      51,787
    Surteco SE........................................  1,688      36,487
    Symrise AG........................................  9,130     592,074
#   TAG Immobilien AG................................. 17,978     211,641
    Takkt AG..........................................  9,684     179,826
*   Talanx AG.........................................  9,635     278,393
    Telefonica Deutschland Holding AG................. 43,086     213,711
    ThyssenKrupp AG................................... 13,866     214,247
    TLG Immobilien AG.................................  2,472      47,170
#*  Tom Tailor Holding AG.............................    901       4,381
*   Tomorrow Focus AG.................................  4,368      14,524
    United Internet AG................................  9,347     483,739
    VERBIO Vereinigte BioEnergie AG...................  2,058      13,059
    Volkswagen AG.....................................  2,252     295,615
    Vonovia SE........................................ 14,973     456,352
*   Vossloh AG........................................  1,577      90,412
    VTG AG............................................  1,163      33,185
#   Wacker Chemie AG..................................  2,612     191,188
    Wacker Neuson SE..................................  4,283      60,633
    Washtec AG........................................  2,703      80,171
*   Wincor Nixdorf AG.................................  5,516     279,695
    XING AG...........................................    327      62,632
    Zeal Network SE...................................    964      35,115
                                                              -----------
TOTAL GERMANY.........................................         65,655,102
                                                              -----------
GREECE -- (0.0%)
    Aegean Airlines SA................................  1,506      12,201
*   Alpha Bank AE.....................................  1,555       3,154
    FF Group..........................................  1,384      21,739
    Hellenic Exchanges - Athens Stock Exchange SA.....  3,515      17,228
*   Hellenic Petroleum SA.............................  4,268      18,028
    Hellenic Telecommunications Organization SA.......  9,041      78,719
*   Intralot SA-Integrated Lottery Systems & Services. 13,391      17,341
*   JUMBO SA..........................................  4,193      44,536
    Metka SA..........................................  1,233       9,336
    Motor Oil Hellas Corinth Refineries SA............  2,271      24,469
    Mytilineos Holdings SA............................  6,360      22,130
*   National Bank of Greece SA........................  1,035         286
    OPAP SA...........................................  6,092      45,158
*   Piraeus Bank SA...................................    589         118
    Public Power Corp. SA.............................  4,356      16,585

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA...............................     2,126 $   40,996
                                                                 ----------
TOTAL GREECE..........................................              372,024
                                                                 ----------
HONG KONG -- (2.0%)
    Agritrade Resources, Ltd..........................   165,000     31,885
#   AIA Group, Ltd....................................   557,400  3,102,459
    Allied Properties HK, Ltd.........................    74,000     12,632
*   Apac Resources, Ltd...............................   440,000      3,648
    APT Satellite Holdings, Ltd.......................    73,250     53,613
    Asia Financial Holdings, Ltd......................     4,000      1,449
    Asia Satellite Telecommunications Holdings, Ltd...     9,500     12,122
#   ASM Pacific Technology, Ltd.......................    50,000    364,060
*   Auto Italia Holdings..............................   475,000     12,332
    Bank of East Asia, Ltd. (The).....................   108,288    317,611
    BOC Hong Kong Holdings, Ltd.......................   189,500    505,701
    Bonjour Holdings, Ltd.............................   488,000     22,773
    Bright Smart Securities & Commodities Group, Ltd..   182,000     49,096
#   Brightoil Petroleum Holdings, Ltd.................   386,000    114,741
*   Burwill Holdings, Ltd.............................   346,000     11,649
    Cafe de Coral Holdings, Ltd.......................    36,000     99,110
*   CAR, Inc..........................................   105,000    131,969
    Cathay Pacific Airways, Ltd.......................   209,000    329,857
    Cheung Kong Infrastructure Holdings, Ltd..........    18,000    169,414
    Cheung Kong Property Holdings, Ltd................    56,200    303,892
    China Best Group Holding, Ltd.....................   760,000     20,510
#*  China Energy Development Holdings, Ltd............ 1,658,000     22,637
#*  China Public Procurement, Ltd..................... 1,324,000     25,275
*   China Smarter Energy Group Holdings, Ltd..........   370,000     42,758
*   China Star Entertainment, Ltd.....................    30,000      2,466
*   China Strategic Holdings, Ltd..................... 2,095,000     46,196
    Chinese Estates Holdings, Ltd.....................    16,500     37,706
#   Chow Sang Sang Holdings International, Ltd........    72,000    107,952
#   Chow Tai Fook Jewellery Group, Ltd................    95,600     55,730
    Chu Kong Shipping Enterprise Group Co., Ltd.......    78,000     21,805
    CITIC Telecom International Holdings, Ltd.........   329,000    114,019
    CK Hutchison Holdings, Ltd........................    66,200    828,437
    CK Life Sciences Int'l Holdings, Inc..............   648,000     51,309
    CLP Holdings, Ltd.................................    48,500    406,154
*   Convoy Financial Holdings, Ltd....................   762,000     32,237
*   CST Mining Group, Ltd............................. 1,192,000     11,674
    CW Group Holdings, Ltd............................    76,000     23,220
    Dah Sing Banking Group, Ltd.......................   108,000    170,617
    Dah Sing Financial Holdings, Ltd..................    51,600    241,881
*   Differ Group Holding Co., Ltd.....................   120,000     11,065
    Emperor Capital Group, Ltd........................   726,000     58,150
    Emperor Entertainment Hotel, Ltd..................    50,000      8,930
    Emperor International Holdings, Ltd...............   234,000     37,531
    Emperor Watch & Jewellery, Ltd....................   270,000      5,476
*   Enerchina Holdings, Ltd...........................   579,000     26,012
#   Esprit Holdings, Ltd..............................   387,800    400,996
    Far East Consortium International, Ltd............   372,089    119,590
    FIH Mobile, Ltd...................................   435,000    155,665
    First Pacific Co., Ltd............................   372,000    257,946

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    First Shanghai Investments, Ltd...................   160,000 $ 22,914
#   Future Bright Holdings, Ltd.......................    36,000    2,802
    G-Resources Group, Ltd............................ 5,295,000  124,770
    Galaxy Entertainment Group, Ltd...................   126,000  397,499
#*  GCL New Energy Holdings, Ltd...................... 1,296,000   63,902
    Get Nice Holdings, Ltd............................ 1,054,000   37,645
    Giordano International, Ltd.......................   268,000  107,142
*   Global Brands Group Holding, Ltd.................. 1,530,000  232,948
*   Goldin Financial Holdings, Ltd....................    26,000   28,026
    Great Eagle Holdings, Ltd.........................     7,000   19,797
#   Guotai Junan International Holdings, Ltd..........   691,000  183,370
    Haitong International Securities Group, Ltd.......   351,661  175,988
#   Hang Fat Ginseng Holdings Co., Ltd................   510,000    2,229
    Hang Lung Group, Ltd..............................   118,000  326,001
    Hang Lung Properties, Ltd.........................   205,000  379,739
    Hang Seng Bank, Ltd...............................    39,200  652,309
    Hanison Construction Holdings, Ltd................     5,838      820
*   Hao Tian Development Group, Ltd...................   429,000   16,841
    Henderson Land Development Co., Ltd...............    73,200  399,674
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   184,000  144,017
    HKR International, Ltd............................    24,000   10,159
    HKT Trust & HKT, Ltd..............................   312,000  411,236
    Hong Kong & China Gas Co., Ltd....................   131,700  232,505
    Hong Kong Aircraft Engineering Co., Ltd...........     6,000   38,144
    Hong Kong Exchanges and Clearing, Ltd.............    19,200  426,983
    Hong Kong Ferry Holdings Co., Ltd.................    18,000   19,979
    Hongkong & Shanghai Hotels (The)..................    37,000   37,173
    Hopewell Holdings, Ltd............................    67,000  203,325
#   Hsin Chong Construction Group, Ltd................   620,000   55,450
*   Hua Hong Semiconductor, Ltd.......................    28,000   21,672
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   354,000  111,628
    Hysan Development Co., Ltd........................    63,000  245,326
    IGG, Inc..........................................    97,000   44,884
*   Imagi International Holdings, Ltd.................   488,000    6,722
*   iOne Holdings, Ltd................................   500,000   12,462
    IPE Group, Ltd....................................   205,000   40,710
    IT, Ltd...........................................    44,000   10,696
    Johnson Electric Holdings, Ltd....................    72,000  213,456
#   K Wah International Holdings, Ltd.................   208,000   74,333
    Kerry Logistics Network, Ltd......................   129,500  179,250
    Kerry Properties, Ltd.............................   124,500  286,533
#*  Kingston Financial Group, Ltd.....................   524,000  160,953
#*  Ko Yo Chemical Group, Ltd.........................   568,000   29,616
#   Kowloon Development Co., Ltd......................    95,000   77,463
    L'Occitane International SA.......................    37,000   64,725
    Lai Sun Development Co., Ltd...................... 2,389,000   29,701
    Li & Fung, Ltd....................................   838,000  482,056
    Lifestyle International Holdings, Ltd.............    89,000  109,833
    Lippo China Resources, Ltd........................   810,000   23,969
    Liu Chong Hing Investment, Ltd....................    44,000   48,094
#   Luk Fook Holdings International, Ltd..............    91,000  168,131
*   Macau Legend Development, Ltd.....................   419,000   54,227
    Man Wah Holdings, Ltd.............................   178,400  194,082

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
#*  Mason Financial Holdings, Ltd..................... 840,000 $ 29,933
    Melco Crown Entertainment, Ltd. ADR...............   3,081   46,954
#   Melco International Development, Ltd..............  94,000  113,982
#   MGM China Holdings, Ltd...........................  66,000   79,797
#*  Midland Holdings, Ltd.............................  54,000   17,999
    Miramar Hotel & Investment........................  31,000   51,237
#*  Mongolian Mining Corp............................. 721,500    3,460
    MTR Corp., Ltd....................................  55,841  253,542
    NagaCorp, Ltd..................................... 348,000  212,067
    New World Development Co., Ltd.................... 507,429  414,731
#   Newocean Energy Holdings, Ltd..................... 292,000   98,579
    NWS Holdings, Ltd................................. 156,512  235,382
    Orient Overseas International, Ltd................  57,000  212,334
#   Pacific Basin Shipping, Ltd....................... 389,000   71,024
    Pacific Textiles Holdings, Ltd....................  80,000  117,260
#   Paradise Entertainment, Ltd....................... 132,000   18,350
    PCCW, Ltd......................................... 746,000  448,454
    Pico Far East Holdings, Ltd....................... 164,000   40,038
    Playmates Toys, Ltd............................... 132,000   30,514
*   PME Group, Ltd.................................... 500,000    9,148
#   Polytec Asset Holdings, Ltd....................... 110,000    9,625
    Power Assets Holdings, Ltd........................  34,500  315,564
#   Prada SpA.........................................  34,300  102,594
#   Regal Hotels International Holdings, Ltd..........  30,000   15,249
#   SA SA International Holdings, Ltd................. 128,592   34,947
    Samsonite International SA........................ 110,700  286,226
    Sands China, Ltd..................................  47,200  164,550
#   SEA Holdings, Ltd.................................  46,000   90,369
    Shangri-La Asia, Ltd.............................. 408,000  382,199
#   Shenwan Hongyuan HK, Ltd.......................... 120,000   47,375
    Shun Tak Holdings, Ltd............................ 328,000  110,045
    Singamas Container Holdings, Ltd.................. 234,000   21,794
    Sino Land Co., Ltd................................ 194,000  250,244
    Sitoy Group Holdings, Ltd.........................  79,000   26,680
#   SJM Holdings, Ltd................................. 427,000  282,353
*   Skyway Securities Group, Ltd...................... 800,000   14,661
    SmarTone Telecommunications Holdings, Ltd.........  57,000   88,272
*   SOCAM Development, Ltd............................  40,000   22,080
    Stella International Holdings, Ltd................  87,000  208,747
    Sun Hung Kai & Co., Ltd........................... 179,000  104,549
    Sun Hung Kai Properties, Ltd......................  84,000  908,618
    Swire Pacific, Ltd. Class A.......................  54,000  521,275
    Swire Pacific, Ltd. Class B.......................  70,000  124,408
    Swire Properties, Ltd.............................  31,600   82,018
*   Symphony Holdings, Ltd............................ 120,000   11,804
    TAI Cheung Holdings, Ltd..........................  13,000    9,654
    Techtronic Industries Co., Ltd.................... 147,000  561,554
    Television Broadcasts, Ltd........................  65,000  225,950
    Texwinca Holdings, Ltd............................ 120,000  116,118
    Transport International Holdings, Ltd.............  29,200   77,885
#   Trinity, Ltd...................................... 262,000   31,237
*   TSC Group Holdings, Ltd...........................  36,000    5,601
#   Tsui Wah Holdings, Ltd............................ 100,000   18,638

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
HONG KONG -- (Continued)
#*  United Laboratories International Holdings, Ltd.
      (The)........................................... 136,000 $    51,365
#*  United Photovoltaics Group, Ltd................... 564,000      41,874
#   Value Partners Group, Ltd......................... 184,000     167,389
    Varitronix International, Ltd.....................  25,000      17,748
    Victory City International Holdings, Ltd.......... 256,404      23,498
    Vitasoy International Holdings, Ltd............... 146,000     276,065
#   VST Holdings, Ltd.................................  50,000       9,058
    VTech Holdings, Ltd...............................  15,400     154,498
*   WH Group, Ltd..................................... 628,500     360,704
    Wharf Holdings, Ltd. (The)........................  85,000     396,119
    Wheelock & Co., Ltd...............................  87,000     333,077
    Win Hanverky Holdings, Ltd........................ 114,000      17,100
#   Wynn Macau, Ltd................................... 127,600     138,495
    Xinyi Glass Holdings, Ltd......................... 378,000     191,516
    Yue Yuen Industrial Holdings, Ltd.................  97,500     336,106
                                                               -----------
TOTAL HONG KONG.......................................          26,730,146
                                                               -----------
HUNGARY -- (0.0%)
*   Magyar Telekom Telecommunications P.L.C...........  51,954      71,719
    MOL Hungarian Oil & Gas P.L.C.....................   4,920     239,219
    OTP Bank P.L.C....................................   8,474     180,266
    Richter Gedeon Nyrt...............................   7,527     146,894
                                                               -----------
TOTAL HUNGARY.........................................             638,098
                                                               -----------
INDIA -- (1.9%)
    Aarti Industries..................................   5,193      38,015
    ABB India, Ltd....................................   1,147      16,485
    ACC, Ltd..........................................   5,402      98,954
    Adani Enterprises, Ltd............................  32,810      35,481
    Adani Ports & Special Economic Zone, Ltd..........  12,691      39,739
*   Adani Power, Ltd..................................  85,596      36,364
*   Adani Transmissions, Ltd..........................   4,758       2,584
    Aditya Birla Fashion & Retail.....................  44,938     147,174
    Aditya Birla Nuvo, Ltd............................  11,731     151,545
    Aegis Logistics, Ltd..............................  25,160      38,642
    AIA Engineering, Ltd..............................   6,190      75,017
    Ajanta Pharma, Ltd................................   1,778      33,702
    Alembic Pharmaceuticals, Ltd......................   3,829      35,188
    Allahabad Bank....................................  15,726      12,484
    Allcargo Logistics, Ltd...........................   7,920      21,889
    Alstom T&D India, Ltd.............................   3,174      20,948
    Amara Raja Batteries, Ltd.........................   8,132     101,183
    Ambuja Cements, Ltd...............................  59,402     172,643
*   Amtek Auto, Ltd...................................  25,857      14,486
    Andhra Bank.......................................  18,338      14,151
    Apollo Hospitals Enterprise, Ltd..................   6,311     138,232
    Apollo Tyres, Ltd.................................  57,788     126,703
*   Arvind Infrastructure, Ltd........................   2,265       3,481
    Arvind, Ltd.......................................  31,391     151,747
    Ashok Leyland, Ltd................................ 112,751     149,943
    Ashoka Buildcon, Ltd..............................   6,033      17,244
    Asian Paints, Ltd.................................   9,432     121,725

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
INDIA -- (Continued)
    Atul, Ltd.........................................  1,713 $ 36,735
    Aurobindo Pharma, Ltd............................. 23,382  290,258
    Axis Bank, Ltd.................................... 82,240  500,359
    Bajaj Auto, Ltd...................................  3,726  129,969
    Bajaj Corp., Ltd..................................  8,976   50,891
    Bajaj Finance, Ltd................................    738   64,699
    Bajaj Finserv, Ltd................................  3,187   87,780
    Bajaj Holdings & Investment, Ltd..................  4,528   99,993
    Balkrishna Industries, Ltd........................  5,573   50,109
*   Balrampur Chini Mills, Ltd........................ 30,940   40,670
    Bank of Baroda.................................... 81,542  151,189
    Bank of India..................................... 37,718   56,241
    BASF India, Ltd...................................    645    7,538
    Bata India, Ltd...................................  8,574   60,759
    BEML, Ltd.........................................  2,801   43,309
    Berger Paints India, Ltd..........................  9,104   35,602
    Bharat Forge, Ltd................................. 12,257  152,178
    Bharat Heavy Electricals, Ltd..................... 42,499   87,357
    Bharat Petroleum Corp., Ltd.......................  6,620   86,951
    Bharti Airtel, Ltd................................ 57,155  247,892
    Biocon, Ltd....................................... 11,201   81,434
    Blue Dart Express, Ltd............................    491   45,867
    Bosch, Ltd........................................    268   69,342
    Britannia Industries, Ltd.........................    807   32,122
    Cadila Healthcare, Ltd............................ 25,856  117,146
    Cairn India, Ltd.................................. 35,913   65,260
    Canara Bank....................................... 14,071   40,222
    CCL Products India, Ltd...........................  8,913   22,173
    Ceat, Ltd.........................................  5,780   81,069
    Century Textiles & Industries, Ltd................  9,320   72,521
    CESC, Ltd.........................................  8,820   59,197
    Chambal Fertilizers and Chemicals, Ltd............ 25,062   21,310
*   Chennai Petroleum Corp., Ltd...................... 10,823   29,871
    Chennai Super Kings Cricket, Ltd.................. 52,326    1,734
    Cipla, Ltd........................................ 25,477  222,941
    City Union Bank, Ltd.............................. 42,915   50,404
    Colgate-Palmolive India, Ltd......................  6,256   79,443
    Container Corp. Of India, Ltd.....................  7,277  127,773
    Coromandel International, Ltd.....................  8,749   21,804
    Cox & Kings, Ltd.................................. 16,525   56,159
    Credit Analysis & Research, Ltd...................  1,440   25,701
    CRISIL, Ltd.......................................  1,500   40,937
    Crompton Greaves, Ltd............................. 51,113  129,945
    Cummins India, Ltd................................  2,779   37,957
    Cyient, Ltd.......................................  4,227   27,377
    Dabur India, Ltd.................................. 27,538  102,669
*   DCB Bank, Ltd..................................... 39,198   45,379
*   DEN Networks, Ltd.................................  5,876    7,281
    Dena Bank......................................... 28,299   15,103
    Dewan Housing Finance Corp., Ltd.................. 26,108   71,371
*   Dish TV India, Ltd................................ 41,404   56,137
    Dishman Pharmaceuticals & Chemicals, Ltd..........  4,485   22,061
    Divi's Laboratories, Ltd..........................  7,498  126,618

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    DLF, Ltd..........................................  46,963 $ 67,576
    Dr Reddy's Laboratories, Ltd......................   4,951  226,583
    Dr Reddy's Laboratories, Ltd. ADR.................   2,000   89,860
    eClerx Services, Ltd..............................   4,017   82,727
    Edelweiss Financial Services, Ltd.................  40,880   31,630
    Eicher Motors, Ltd................................     498  122,648
    EID Parry India, Ltd..............................  20,048   54,402
    EIH, Ltd..........................................   6,806   11,651
    Emami, Ltd........................................   5,571   82,416
    Engineers India, Ltd..............................  13,607   38,600
*   Eros International Media, Ltd.....................   4,304   10,774
    Escorts, Ltd......................................  10,914   21,946
    Eveready Industries India, Ltd....................   7,458   27,487
    Exide Industries, Ltd.............................  43,774   78,110
    FDC, Ltd..........................................   5,685   16,390
    Federal Bank, Ltd................................. 201,094  137,465
    Finolex Cables, Ltd...............................   9,842   33,541
    Finolex Industries, Ltd...........................   5,219   24,614
*   Firstsource Solutions, Ltd........................  39,298   21,779
*   Fortis Healthcare, Ltd............................  34,983   92,697
    Future Retail, Ltd................................  28,880   60,021
    GAIL India, Ltd...................................  37,833  206,369
    Gateway Distriparks, Ltd..........................  14,269   63,702
    GlaxoSmithKline Consumer Healthcare, Ltd..........     677   58,190
    GlaxoSmithKline Pharmaceuticals, Ltd..............     766   36,432
    Glenmark Pharmaceuticals, Ltd.....................  13,728  158,715
*   Global Offshore Services, Ltd.....................   1,860    9,170
*   GMR Infrastructure, Ltd........................... 375,869   72,490
    Godfrey Phillips India, Ltd.......................   1,083   19,619
    Godrej Consumer Products, Ltd.....................   6,946  125,679
    Godrej Industries, Ltd............................  10,049   52,955
    Godrej Properties, Ltd............................   9,451   42,036
    Granules India, Ltd...............................  15,569   26,980
    Great Eastern Shipping Co., Ltd. (The)............  15,077   75,197
    Gruh Finance, Ltd.................................   6,817   26,596
    Gujarat Fluorochemicals, Ltd......................   1,680   11,797
    Gujarat Gas, Ltd..................................   2,031   17,227
*   Gujarat Pipavav Port, Ltd.........................  18,330   44,325
    Gujarat State Petronet, Ltd.......................  46,273   97,390
*   Hathway Cable & Datacom, Ltd......................  11,847    6,635
    Havells India, Ltd................................  16,399   72,223
    HCL Technologies, Ltd.............................  24,532  314,954
    Hero MotoCorp, Ltd................................   4,818  182,673
    Hexaware Technologies, Ltd........................  19,477   66,655
*   Himachal Futuristic Communications, Ltd...........  98,725   30,665
    Himatsingka Seide, Ltd............................   6,134   18,393
    Hindalco Industries, Ltd.......................... 152,532  159,527
    Hindustan Petroleum Corp., Ltd....................   9,509  114,831
    Hindustan Unilever, Ltd...........................  10,633  128,596
*   Housing Development & Infrastructure, Ltd.........  65,054   71,256
    HSIL, Ltd.........................................   8,539   34,675
    ICICI Bank, Ltd...................................  67,537  228,876
    ICICI Bank, Ltd. Sponsored ADR....................  25,500  169,575

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    IDBI Bank, Ltd....................................  84,177 $ 73,211
    Idea Cellular, Ltd................................  78,326  120,302
    IFCI, Ltd......................................... 161,206   53,875
*   IIFL Holdings, Ltd................................   4,297   13,328
    IL&FS Transportation Networks, Ltd................   4,856    5,744
*   India Cements, Ltd. (The).........................  52,326   72,971
    Indiabulls Housing Finance, Ltd...................  38,311  403,766
*   Indiabulls Real Estate, Ltd.......................  44,093   36,285
    Indian Bank.......................................  10,068   13,682
*   Indian Hotels Co., Ltd............................  40,918   67,795
    Indian Oil Corp., Ltd.............................  11,233   66,317
*   Indian Overseas Bank..............................  43,129   16,107
    Indraprastha Gas, Ltd.............................   8,455   70,027
    IndusInd Bank, Ltd................................  17,168  237,228
    Infosys, Ltd......................................  49,487  851,509
    Infosys, Ltd. Sponsored ADR.......................  28,800  515,808
    Ipca Laboratories, Ltd............................   8,637   85,702
    IRB Infrastructure Developers, Ltd................  21,048   75,956
    ITC, Ltd..........................................  61,761  290,386
    Jain Irrigation Systems, Ltd......................  99,382   94,120
*   Jaiprakash Associates, Ltd........................ 307,679   39,982
    Jammu & Kashmir Bank, Ltd. (The)..................  54,625   57,923
    Jindal Poly Films, Ltd............................   4,651   35,502
    Jindal Saw, Ltd...................................  21,288   15,773
*   Jindal Steel & Power, Ltd.........................  91,957   87,645
    JK Cement, Ltd....................................   1,370   10,082
    JK Lakshmi Cement, Ltd............................   4,304   19,226
    JM Financial, Ltd.................................  49,421   28,839
    JSW Energy, Ltd...................................  81,594   92,996
    JSW Steel, Ltd....................................  21,236  333,856
    Jubilant Foodworks, Ltd...........................   1,023   19,258
    Jubilant Life Sciences, Ltd.......................   9,788   50,892
    Just Dial, Ltd....................................   1,130   10,186
    Jyothy Laboratories, Ltd..........................   5,185   21,899
    Kajaria Ceramics, Ltd.............................   4,430   63,756
    Kalpataru Power Transmission, Ltd.................   4,609   13,545
    Kansai Nerolac Paints, Ltd........................  17,289   66,853
    Karnataka Bank, Ltd. (The)........................  35,804   52,407
    Karur Vysya Bank, Ltd. (The)......................   6,981   46,379
    Kaveri Seed Co., Ltd..............................   6,312   30,283
    KEC International, Ltd............................  17,641   32,118
    Kitex Garments, Ltd...............................   2,547   16,513
    Kotak Mahindra Bank, Ltd..........................  15,898  160,780
    KPIT Technologies, Ltd............................  33,207   71,799
    KRBL, Ltd.........................................   7,138   25,590
    L&T Finance Holdings, Ltd.........................  68,738   59,464
    Lakshmi Machine Works, Ltd........................     197   10,360
    Larsen & Toubro, Ltd..............................   7,587  123,776
    LIC Housing Finance, Ltd..........................  42,289  299,798
    Lupin, Ltd........................................   7,104  179,461
    Mahindra & Mahindra Financial Services, Ltd.......  35,214  108,714
    Mahindra & Mahindra, Ltd..........................  25,627  467,121
*   Mahindra CIE Automotive, Ltd......................  10,826   37,550

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
*   Mangalore Refinery & Petrochemicals, Ltd..........  17,074 $ 16,452
    Marico, Ltd.......................................  27,782   91,956
    Marksans Pharma, Ltd..............................  42,845   40,864
    Maruti Suzuki India, Ltd..........................   1,842  112,077
    MAX India, Ltd.(B1TJG95)..........................  21,042  114,054
    MAX India, Ltd.().................................  21,042   38,879
    Max Ventures & Industries, Ltd....................   4,208    4,397
    McLeod Russel India, Ltd..........................   7,394   16,993
    MindTree, Ltd.....................................   9,114  198,362
    Monsanto India, Ltd...............................     299   10,078
    Motherson Sumi Systems, Ltd.......................  14,742   58,620
    Mphasis, Ltd......................................   5,354   36,278
    MRF, Ltd..........................................     275  145,070
    Muthoot Finance, Ltd..............................  10,921   30,834
    Natco Pharma, Ltd.................................   6,410   50,209
    National Aluminium Co., Ltd.......................  41,903   21,407
    NCC, Ltd..........................................  81,637   78,477
    Nestle India, Ltd.................................   1,113   90,061
    NHPC, Ltd.........................................  78,532   24,395
    NIIT Technologies, Ltd............................   7,642   62,019
*   Nirvikara Paper Mills, Ltd........................     619      526
    NTPC, Ltd.........................................  37,544   78,883
    Oberoi Realty, Ltd................................  17,212   62,013
    Oil & Natural Gas Corp., Ltd......................  25,342   84,827
    Oil India, Ltd....................................  10,308   53,453
    Oracle Financial Services Software, Ltd...........   1,158   62,465
    Oriental Bank of Commerce.........................   8,659   14,401
    Page Industries, Ltd..............................     332   59,149
    PC Jeweller, Ltd..................................   6,560   40,784
    Persistent Systems, Ltd...........................   5,160   51,012
    Petronet LNG, Ltd.................................  24,421   88,971
    Pfizer, Ltd.......................................     993   32,733
    Phoenix Mills, Ltd. (The).........................     654    2,888
    PI Industries, Ltd................................   3,140   29,941
    Pidilite Industries, Ltd..........................   9,967   83,870
    Polaris Consulting & Services, Ltd................  14,624   46,462
    Power Finance Corp., Ltd..........................  36,896   95,789
    Procter & Gamble Hygiene & Health Care, Ltd.......     289   23,782
    PTC India Financial Services, Ltd.................  26,026   13,415
    PTC India, Ltd....................................  62,370   59,624
    PVR, Ltd..........................................   2,115   23,908
    Rallis India, Ltd.................................  14,400   35,284
    Ramco Cements, Ltd. (The).........................  11,819   67,613
    Raymond, Ltd......................................   3,375   20,487
    Redington India, Ltd..............................  26,277   40,445
    Reliance Capital, Ltd.............................  20,692  117,580
*   Reliance Communications, Ltd...................... 184,518  169,312
    Reliance Industries, Ltd..........................  47,735  732,582
    Reliance Infrastructure, Ltd......................  15,060  105,210
    Reliance Power, Ltd...............................  81,909   61,373
    Repco Home Finance, Ltd...........................   2,320   22,023
    Rolta India, Ltd..................................  20,833   25,944
    Rural Electrification Corp., Ltd..................  38,904  110,798

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Sadbhav Engineering, Ltd..........................   8,327 $ 37,902
    Sanofi India, Ltd.................................     803   50,163
*   Shipping Corp. of India, Ltd......................  33,640   40,994
    Shree Cement, Ltd.................................     484   76,671
    Shriram City Union Finance, Ltd...................     312    6,493
    Shriram Transport Finance Co., Ltd................  19,138  236,729
    Siemens, Ltd......................................   3,779   56,738
    Sintex Industries, Ltd............................  50,687   59,417
    SKF India, Ltd....................................   1,125   19,366
    Sobha, Ltd........................................   8,675   36,974
    Sonata Software, Ltd..............................   9,333   22,532
    South Indian Bank, Ltd. (The)..................... 219,423   60,203
    SREI Infrastructure Finance, Ltd..................  35,327   32,481
    SRF, Ltd..........................................   3,243   55,880
    State Bank of Bikaner & Jaipur....................   1,703   13,345
    State Bank of India...............................  48,940  130,557
    Sterlite Technologies, Ltd........................  27,832   36,055
    Strides Shasun, Ltd...............................   2,205   37,889
    Sun Pharmaceutical Industries, Ltd................  20,755  270,205
    Sun TV Network, Ltd...............................  10,900   61,215
    Sundram Fasteners, Ltd............................   7,498   17,217
    Supreme Industries, Ltd...........................   5,433   59,637
*   Suzlon Energy, Ltd................................ 333,551  101,593
    Syndicate Bank....................................  34,104   33,942
    Tata Chemicals, Ltd...............................  13,903   72,915
    Tata Communications, Ltd..........................   9,103   54,000
    Tata Consultancy Services, Ltd....................   6,213  219,287
    Tata Elxsi, Ltd...................................     671   20,824
    Tata Global Beverages, Ltd........................  78,938  148,211
*   Tata Motors, Ltd..................................  54,177  271,782
*   Tata Motors, Ltd. Sponsored ADR...................   2,004   50,060
    Tata Power Co., Ltd...............................  74,921   66,625
    Tata Steel, Ltd...................................  65,816  243,171
    Tech Mahindra, Ltd................................  45,644  338,835
    Thermax, Ltd......................................   3,687   45,689
    Torrent Pharmaceuticals, Ltd......................   5,297  109,814
    Torrent Power, Ltd................................  17,607   61,431
    TTK Prestige, Ltd.................................     207   13,575
    Tube Investments of India, Ltd....................   7,371   45,612
*   TV18 Broadcast, Ltd............................... 116,727   75,674
    TVS Motor Co., Ltd................................  26,131  113,557
    UCO Bank..........................................  23,089   12,571
    Ultratech Cement, Ltd.............................   1,288   54,055
    Unichem Laboratories, Ltd.........................   9,296   32,900
    Union Bank of India...............................  33,847   65,574
*   Unitech, Ltd...................................... 180,960   15,184
    United Breweries, Ltd.............................   4,955   56,693
*   United Spirits, Ltd...............................   1,729   64,014
    UPL, Ltd..........................................  41,445  269,223
    V-Guard Industries, Ltd...........................     972   12,922
    VA Tech Wabag, Ltd................................   5,375   46,876
    Vakrangee, Ltd....................................  14,670   39,517
    Vardhman Textiles, Ltd............................   4,494   52,562

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Vedanta, Ltd......................................    51,635 $    55,538
    Vedanta, Ltd. ADR.................................     3,300      14,487
    Videocon Industries, Ltd..........................    24,504      41,007
    Vijaya Bank.......................................    32,029      14,795
    Voltas, Ltd.......................................    19,396      82,453
    WABCO India, Ltd..................................       144      11,985
    Welspun Corp., Ltd................................     9,813      14,793
    Welspun India, Ltd................................     4,575      56,476
*   Whirlpool of India, Ltd...........................     2,149      18,757
    Wipro, Ltd........................................    20,563     171,459
*   Wockhardt, Ltd....................................     7,145     135,297
    Yes Bank, Ltd.....................................    33,788     375,430
    Zee Entertainment Enterprises, Ltd................    46,659     290,381
    Zensar Technologies, Ltd..........................     3,695      49,224
                                                                 -----------
TOTAL INDIA...........................................            25,352,783
                                                                 -----------
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT..................... 1,006,800      58,831
    Adaro Energy Tbk PT............................... 2,958,000     114,211
    Adhi Karya Persero Tbk PT.........................   486,095      90,949
*   Agung Podomoro Land Tbk PT........................ 1,187,400      26,823
    AKR Corporindo Tbk PT.............................   142,700      76,608
    Alam Sutera Realty Tbk PT......................... 2,067,100      48,762
*   Aneka Tambang Persero Tbk PT...................... 1,600,546      38,565
    Astra Agro Lestari Tbk PT.........................    83,700     104,693
    Astra International Tbk PT........................   699,200     332,433
    Bank Bukopin Tbk..................................   264,800      12,149
    Bank Central Asia Tbk PT..........................   211,800     203,083
    Bank Danamon Indonesia Tbk PT.....................   534,700     158,359
    Bank Mandiri Persero Tbk PT.......................   333,500     235,518
    Bank Negara Indonesia Persero Tbk PT..............   405,600     146,254
*   Bank Pan Indonesia Tbk PT.........................   246,700      12,329
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................   584,800      37,097
    Bank Rakyat Indonesia Persero Tbk PT..............   610,400     503,414
    Bank Tabungan Negara Persero Tbk PT............... 1,284,600     128,498
    Bekasi Fajar Industrial Estate Tbk PT............. 1,149,700      20,205
*   Bumi Resources Tbk PT............................. 1,619,600       5,885
    Bumi Serpong Damai Tbk PT......................... 1,137,700     144,839
    Charoen Pokphand Indonesia Tbk PT.................   656,000     161,574
    Ciputra Development Tbk PT........................ 1,337,481     124,636
    Ciputra Property Tbk PT...........................   698,758      18,269
    Ciputra Surya Tbk PT..............................    67,464      10,561
*   Citra Marga Nusaphala Persada Tbk PT..............    93,375      15,158
    Dharma Satya Nusantara Tbk PT.....................   534,500      19,649
*   Eagle High Plantations Tbk PT..................... 2,066,000      26,071
    Elnusa Tbk PT.....................................   496,100       8,373
    Gajah Tunggal Tbk PT..............................   151,400       5,595
*   Garuda Indonesia Persero Tbk PT...................   490,400      14,122
    Global Mediacom Tbk PT............................ 1,032,200      60,388
    Gudang Garam Tbk PT...............................    29,700     126,643
*   Hanson International Tbk PT....................... 1,584,900      77,352
*   Harum Energy Tbk PT...............................    80,800       3,645
    Holcim Indonesia Tbk PT...........................    99,300       6,541

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
INDONESIA -- (Continued)
    Indo Tambangraya Megah Tbk PT.....................    81,500 $ 28,767
    Indocement Tunggal Prakarsa Tbk PT................    73,800  106,777
    Indofood CBP Sukses Makmur Tbk PT.................    57,200   60,581
    Indofood Sukses Makmur Tbk PT.....................   943,500  429,310
*   Indosat Tbk PT....................................    50,400   20,082
    Intiland Development Tbk PT....................... 1,947,500   66,864
*   Japfa Comfeed Indonesia Tbk PT....................   607,300   32,633
    Jasa Marga Persero Tbk PT.........................   147,100   61,911
    Kalbe Farma Tbk PT................................   445,600   43,570
    Kawasan Industri Jababeka Tbk PT.................. 1,286,480   22,069
*   Lippo Cikarang Tbk PT.............................    87,500   38,766
    Lippo Karawaci Tbk PT............................. 2,548,300  196,040
*   Malindo Feedmill Tbk PT...........................    61,700    6,001
    Matahari Department Store Tbk PT..................    60,800   71,378
    Matahari Putra Prima Tbk PT.......................   381,500   46,764
    Mayora Indah Tbk PT...............................    14,600   28,690
    Medco Energi Internasional Tbk PT.................   164,500    8,495
    Media Nusantara Citra Tbk PT......................   320,000   27,994
*   Mitra Adiperkasa Tbk PT...........................   106,100   29,019
    MNC Investama Tbk PT.............................. 3,761,300   35,663
    Modernland Realty Tbk PT.......................... 2,090,900   64,697
    Multipolar Tbk PT................................. 1,112,700   17,502
*   Nusantara Infrastructure Tbk PT................... 1,616,300    9,674
    Pakuwon Jati Tbk PT............................... 3,127,600  103,040
    Pan Brothers Tbk PT...............................   858,500   26,544
*   Panin Financial Tbk PT............................ 3,099,900   35,103
    Pembangunan Perumahan Persero Tbk PT..............   218,900   62,353
    Perusahaan Gas Negara Persero Tbk.................   446,800   78,971
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................   790,900   82,786
    Ramayana Lestari Sentosa Tbk PT...................   579,100   25,539
    Salim Ivomas Pratama Tbk PT.......................   297,800    6,989
    Sawit Sumbermas Sarana Tbk PT.....................   207,600   29,998
*   Sekawan Intipratama Tbk PT........................   253,200    1,526
    Semen Indonesia Persero Tbk PT....................   365,700  296,809
    Sentul City Tbk PT................................ 4,119,800   16,903
    Sri Rejeki Isman Tbk PT........................... 2,325,400   45,281
*   Sugih Energy Tbk PT............................... 2,199,900   59,593
    Summarecon Agung Tbk PT...........................   993,400  105,912
    Surya Citra Media Tbk PT..........................   280,300   55,550
    Surya Semesta Internusa Tbk PT....................   504,900   23,981
    Tambang Batubara Bukit Asam Persero Tbk PT........   239,600   78,254
    Telekomunikasi Indonesia Persero Tbk PT...........   288,300   70,731
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     3,000  147,000
*   Tiga Pilar Sejahtera Food Tbk.....................   264,900   20,046
    Timah Persero Tbk PT..............................   584,000   22,245
    Tiphone Mobile Indonesia Tbk PT...................   246,200   12,580
    Total Bangun Persada Tbk PT.......................   116,600    4,942
*   Tower Bersama Infrastructure Tbk PT...............    84,400   38,972
    Unilever Indonesia Tbk PT.........................    21,600   57,942
    United Tractors Tbk PT............................   241,500  308,653
*   Vale Indonesia Tbk PT.............................   649,900   69,328
*   Visi Media Asia Tbk PT............................   972,200   18,811
    Waskita Karya Persero Tbk PT......................   100,723   12,791

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
INDONESIA -- (Continued)
    Wijaya Karya Persero Tbk PT.......................   132,900 $   27,256
*   XL Axiata Tbk PT..................................   480,500    128,974
                                                                 ----------
TOTAL INDONESIA.......................................            6,706,732
                                                                 ----------
IRELAND -- (0.4%)
*   Bank of Ireland................................... 2,348,955    774,701
*   Bank of Ireland Sponsored ADR.....................     2,145     28,314
    C&C Group P.L.C...................................    57,879    225,195
    CRH P.L.C.........................................     6,006    159,306
    CRH P.L.C. Sponsored ADR..........................    44,345  1,193,767
    FBD Holdings P.L.C................................     1,392      9,739
    Glanbia P.L.C.....................................    18,397    349,274
    Irish Continental Group P.L.C.....................    20,022    113,860
    Kerry Group P.L.C. Class A........................     7,229    589,472
    Kingspan Group P.L.C..............................    27,957    719,907
    Paddy Power P.L.C.................................     3,946    589,415
    Smurfit Kappa Group P.L.C.........................    33,323    722,998
                                                                 ----------
TOTAL IRELAND.........................................            5,475,948
                                                                 ----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd....................     8,961      3,723
*   Airport City, Ltd.................................     7,985     70,977
    Amot Investments, Ltd.............................    22,535     72,681
    Azrieli Group, Ltd................................     2,950    104,113
    Bank Hapoalim BM..................................    56,813    263,888
*   Bank Leumi Le-Israel BM...........................    86,347    284,368
    Bayside Land Corp.................................       103     31,408
#   Bezeq The Israeli Telecommunication Corp., Ltd....    94,872    204,521
    Blue Square Real Estate, Ltd......................       847     28,625
*   Cellcom Israel, Ltd...............................    20,241    131,293
*   Clal Insurance Enterprises Holdings, Ltd..........     4,980     55,122
    Delek Automotive Systems, Ltd.....................     5,021     44,501
    Delek Group, Ltd..................................       907    156,477
    Delta-Galil Industries, Ltd.......................     2,000     52,170
    El Al Israel Airlines.............................    23,870     16,161
    Elbit Systems, Ltd................................     1,672    143,068
*   EZchip Semiconductor, Ltd.........................     6,277    159,059
    First International Bank Of Israel, Ltd...........     8,962    105,873
    Formula Systems 1985, Ltd.........................     2,474     62,983
    Frutarom Industries, Ltd..........................     2,673    135,348
#   Harel Insurance Investments & Financial Services,
      Ltd.............................................    29,786    111,627
    IDI Insurance Co., Ltd............................     1,191     54,399
    Israel Chemicals, Ltd.............................    21,265     85,701
*   Israel Discount Bank, Ltd. Class A................   148,658    244,496
    Ituran Location and Control, Ltd..................     1,615     28,908
*   Jerusalem Oil Exploration.........................     2,067     78,543
    Matrix IT, Ltd....................................     5,033     28,610
    Melisron, Ltd.....................................     1,951     61,905
*   Menorah Mivtachim Holdings, Ltd...................     1,497     11,456
    Migdal Insurance & Financial Holding, Ltd.........    68,404     44,820
    Mizrahi Tefahot Bank, Ltd.........................    23,987    269,275

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
    NICE-Systems, Ltd....................................   2,252 $  135,127
    NICE-Systems, Ltd. Sponsored ADR.....................   2,783    168,455
*   Nova Measuring Instruments, Ltd......................   4,257     39,086
*   Oil Refineries, Ltd.................................. 358,013    148,162
    Osem Investments, Ltd................................   3,789     63,399
*   Partner Communications Co., Ltd......................  23,778    107,768
    Paz Oil Co., Ltd.....................................   1,269    197,176
*   Phoenix Holdings, Ltd. (The).........................   3,719      7,699
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     792     34,462
    Sapiens International Corp. NV.......................   1,098     10,954
    Shikun & Binui, Ltd..................................  55,353     86,203
*   Shufersal, Ltd.......................................  18,483     58,568
    Strauss Group, Ltd...................................   1,894     26,198
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...  43,337  2,664,359
#*  Tower Semiconductor, Ltd.............................   3,956     49,727
                                                                  ----------
TOTAL ISRAEL.............................................          6,943,442
                                                                  ----------
ITALY -- (1.9%)
    A2A SpA.............................................. 187,850    225,250
    ACEA SpA.............................................   6,308     93,759
    Amplifon SpA.........................................   8,820     73,941
    Anima Holding SpA....................................  17,926    131,811
    Ansaldo STS SpA......................................   5,128     54,808
*   Arnoldo Mondadori Editore SpA........................  29,283     26,678
    Ascopiave SpA........................................  12,848     30,743
    Assicurazioni Generali SpA........................... 129,400  1,942,909
#   Astaldi SpA..........................................  14,038     70,730
    Atlantia SpA.........................................  15,460    405,089
*   Autogrill SpA........................................  15,863    134,821
    Azimut Holding SpA...................................  14,625    307,952
#*  Banca Carige SpA.....................................  49,920     39,290
    Banca Generali SpA...................................   7,639    208,351
    Banca IFIS SpA.......................................   4,181    131,143
    Banca Mediolanum SpA.................................  20,184    134,690
*   Banca Monte dei Paschi di Siena SpA..................  51,953     37,710
    Banca Popolare dell'Emilia Romagna SC................ 111,416    668,017
#*  Banca Popolare dell'Etruria e del Lazio SC...........  17,542      2,077
    Banca Popolare di Milano Scarl....................... 981,826    806,078
    Banca Popolare di Sondrio SCARL......................  94,532    362,626
*   Banco Popolare SC....................................  70,821    659,658
    BasicNet SpA.........................................   6,773     30,107
    Biesse SpA...........................................   1,262     17,138
    Brembo SpA...........................................   4,117    168,919
#   Brunello Cucinelli SpA...............................   3,253     54,442
    Buzzi Unicem SpA.....................................  13,396    203,004
    Cementir Holding SpA.................................  11,029     59,175
    Cerved Information Solutions SpA.....................  11,891     98,276
*   CIR-Compagnie Industriali Riunite SpA................ 100,957     97,402
    CNH Industrial NV....................................  55,739    347,737
    Credito Emiliano SpA.................................  22,438    150,166
*   Credito Valtellinese SC.............................. 264,133    245,883
#*  d'Amico International Shipping SA....................  45,205     23,764
    Danieli & C Officine Meccaniche SpA..................   3,567     69,200

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
ITALY -- (Continued)
    Datalogic SpA.....................................     2,705 $   45,566
    Davide Campari-Milano SpA.........................    29,432    258,186
    De' Longhi SpA....................................     7,370    176,313
    DiaSorin SpA......................................     2,722    143,265
    Ei Towers SpA.....................................     1,547     90,013
    Enel Green Power SpA..............................   294,449    577,104
    Enel SpA..........................................   102,876    422,376
    Engineering SpA...................................     1,446     92,065
    Eni SpA...........................................    98,101  1,423,654
    Eni SpA Sponsored ADR.............................       768     22,234
    ERG SpA...........................................    13,185    165,434
    Esprinet SpA......................................     5,365     43,670
    Falck Renewables SpA..............................    39,458     40,365
*   Ferrari NV........................................    10,219    405,179
    Fiat Chrysler Automobiles NV......................   102,192    715,503
    FinecoBank Banca Fineco SpA.......................    25,386    197,297
*   Finmeccanica SpA..................................    36,847    438,954
*   Geox SpA..........................................    13,769     53,379
*   Gruppo Editoriale L'Espresso SpA..................    14,130     12,984
    Hera SpA..........................................    86,136    241,774
    Industria Macchine Automatiche SpA................     2,516    123,002
    Interpump Group SpA...............................    17,819    226,774
    Intesa Sanpaolo SpA...............................   429,764  1,224,470
    Iren SpA..........................................    79,538    117,495
    Italcementi SpA...................................    14,743    165,270
    Italmobiliare SpA.................................     1,153     43,564
    La Doria SpA......................................       935     12,291
    Luxottica Group SpA...............................     2,626    164,147
    Luxottica Group SpA Sponsored ADR.................       341     20,985
#*  Maire Tecnimont SpA...............................    18,339     44,002
    MARR SpA..........................................     4,960     95,087
    Mediaset SpA......................................    92,214    309,556
    Mediobanca SpA....................................    83,415    668,521
    Moleskine SpA.....................................    23,093     40,590
    Moncler SpA.......................................    16,199    240,174
    Parmalat SpA......................................    59,477    154,532
#   Piaggio & C SpA...................................    21,126     44,411
    Prysmian SpA......................................    24,109    496,046
    Recordati SpA.....................................    10,740    266,193
    Reply SpA.........................................       615     80,785
*   Safilo Group SpA..................................    10,593    114,629
#*  Saipem SpA........................................    43,538     26,985
    Salini Impregilo SpA..............................    59,956    233,443
#   Salvatore Ferragamo SpA...........................     5,708    129,105
*   Saras SpA.........................................    73,277    153,812
    SAVE SpA..........................................       784     10,687
    Snam SpA..........................................    63,393    355,689
    Societa Cattolica di Assicurazioni SCRL...........    32,912    234,380
    Societa Iniziative Autostradali e Servizi SpA.....    17,891    169,736
*   Sogefi SpA........................................    14,730     27,548
*   Telecom Italia SpA................................ 1,161,412  1,292,633
*   Telecom Italia SpA Sponsored ADR..................     8,643     96,369
    Tenaris SA........................................    28,100    291,000

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
    Tenaris SA ADR....................................   1,289 $    26,863
    Terna Rete Elettrica Nazionale SpA................  90,809     486,644
#   Tod's SpA.........................................   1,641     129,871
    UniCredit SpA..................................... 188,483     728,641
    Unione di Banche Italiane SpA..................... 124,106     581,554
    Unipol Gruppo Finanziario SpA.....................  94,243     386,143
    UnipolSai SpA..................................... 207,068     439,992
    Vittoria Assicurazioni SpA........................   1,833      18,210
*   Yoox Net-A-Porter Group SpA.......................   6,107     210,125
                                                               -----------
TOTAL ITALY...........................................          24,360,613
                                                               -----------
JAPAN -- (17.9%)
    77 Bank, Ltd. (The)...............................  67,000     311,005
    ABC-Mart, Inc.....................................   1,300      70,760
    Accordia Golf Co., Ltd............................  11,000     101,775
    Achilles Corp.....................................  36,000      43,560
*   Acom Co., Ltd.....................................   8,900      40,443
    Adastria Co., Ltd.................................   2,900     174,367
    ADEKA Corp........................................  15,400     209,822
#   Aderans Co., Ltd..................................   4,900      24,555
    Advan Co., Ltd....................................   4,100      39,228
#   Advantest Corp....................................  23,000     214,034
    Aeon Co., Ltd.....................................  74,124     989,270
    Aeon Delight Co., Ltd.............................   2,500      82,428
#   Aeon Fantasy Co., Ltd.............................   2,400      45,884
    AEON Financial Service Co., Ltd...................   5,900     135,730
    Aeon Hokkaido Corp................................   8,100      36,145
    Aeon Mall Co., Ltd................................  10,200     155,891
    Ahresty Corp......................................   5,200      32,309
    Ai Holdings Corp..................................   2,600      63,511
    Aica Kogyo Co., Ltd...............................   8,300     158,289
    Aichi Bank, Ltd. (The)............................   2,000      95,917
    Aichi Corp........................................   6,000      40,126
    Aichi Steel Corp..................................  24,000      92,788
    Aida Engineering, Ltd.............................  10,800      98,413
    Ain Holdings, Inc.................................   2,600     118,140
    Air Water, Inc....................................  28,000     445,199
    Aisan Industry Co., Ltd...........................   7,800      74,352
    Aisin Seiki Co., Ltd..............................  31,100   1,320,588
    Aizawa Securities Co., Ltd........................   7,000      39,898
    Ajinomoto Co., Inc................................  11,000     261,625
#   Akebono Brake Industry Co., Ltd...................  24,300      49,964
    Akita Bank, Ltd. (The)............................  46,000     136,353
    Alconix Corp......................................   2,000      24,093
    Alfresa Holdings Corp.............................  15,000     279,467
#   Alinco, Inc.......................................   2,600      23,267
#   Alpen Co., Ltd....................................   4,000      65,027
    Alpine Electronics, Inc...........................   8,900     101,433
    Alps Electric Co., Ltd............................   7,500     148,699
    Amada Holdings Co., Ltd...........................  57,500     543,070
    Amano Corp........................................  12,400     163,596
    Amiyaki Tei Co., Ltd..............................   1,600      62,690
    Amuse, Inc........................................   1,200      52,023

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    ANA Holdings, Inc.................................  45,000 $132,077
    Anest Iwata Corp..................................   4,400   34,665
*   Anicom Holdings, Inc..............................   1,100   27,786
    Anritsu Corp......................................  24,600  152,437
    AOKI Holdings, Inc................................  10,400  129,357
    Aomori Bank, Ltd. (The)...........................  47,000  139,324
    Aoyama Trading Co., Ltd...........................   7,500  298,541
    Aozora Bank, Ltd..................................  52,000  174,175
    Arakawa Chemical Industries, Ltd..................   3,500   32,946
    Arata Corp........................................   2,100   40,633
    Arcland Sakamoto Co., Ltd.........................   3,700   78,149
    Arcs Co., Ltd.....................................   6,200  125,621
    Ariake Japan Co., Ltd.............................     700   39,244
    Arisawa Manufacturing Co., Ltd....................   6,900   39,886
    Artnature, Inc....................................   4,300   32,580
    As One Corp.......................................   1,700   59,348
    Asahi Co., Ltd....................................   1,400   17,528
    Asahi Diamond Industrial Co., Ltd.................  11,500  113,985
    Asahi Glass Co., Ltd..............................  99,000  603,628
    Asahi Group Holdings, Ltd.........................   9,100  292,081
    Asahi Holdings, Inc...............................   7,000  101,837
    Asahi Intecc Co., Ltd.............................   4,200  193,561
    Asahi Kasei Corp.................................. 144,000  935,621
#   Asanuma Corp......................................  19,000   46,803
    Asatsu-DK, Inc....................................   7,300  158,749
    Ashikaga Holdings Co., Ltd........................  24,800   83,735
*   Asia Growth Capital, Ltd..........................  28,600   20,786
    Asia Pile Holdings Corp...........................   5,300   21,850
    Asics Corp........................................  13,600  252,488
    ASKA Pharmaceutical Co., Ltd......................   3,700   36,842
    ASKUL Corp........................................   2,100   67,720
    Astellas Pharma, Inc..............................  15,900  220,160
#   Ateam, Inc........................................   1,500   21,368
#   Atom Corp.........................................  11,800   66,935
    Atsugi Co., Ltd...................................  54,000   50,152
#   Autobacs Seven Co., Ltd...........................   5,200   90,918
    Avex Group Holdings, Inc..........................  10,100  113,778
    Awa Bank, Ltd. (The)..............................  47,000  259,131
    Axial Retailing, Inc..............................   4,100  131,913
    Azbil Corp........................................  10,400  241,264
    Bandai Namco Holdings, Inc........................  17,600  400,393
    Bando Chemical Industries, Ltd....................  12,000   47,578
    Bank of Iwate, Ltd. (The).........................   3,200  125,012
    Bank of Kyoto, Ltd. (The).........................  56,000  434,414
#   Bank of Nagoya, Ltd. (The)........................  41,000  142,085
    Bank of Okinawa, Ltd. (The).......................   4,600  164,475
    Bank of Saga, Ltd. (The)..........................  24,000   49,647
    Bank of the Ryukyus, Ltd..........................   3,300   42,551
    Bank of Yokohama, Ltd. (The)......................  70,000  373,360
    Belc Co., Ltd.....................................   1,900   71,145
    Belluna Co., Ltd..................................   9,500   48,666
    Benefit One, Inc..................................   2,700   57,694
    Benesse Holdings, Inc.............................   9,500  265,663

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Bic Camera, Inc................................... 21,400 $  192,546
    BML, Inc..........................................  3,300    101,159
    BP Castrol KK.....................................  1,600     15,332
    Bridgestone Corp.................................. 39,700  1,446,349
    Broadleaf Co., Ltd................................  2,700     24,976
#   BRONCO BILLY Co., Ltd.............................  2,200     50,177
    Brother Industries, Ltd........................... 46,100    465,870
    Bunka Shutter Co., Ltd............................ 10,000     82,253
    Calbee, Inc.......................................  2,800    116,359
    Calsonic Kansei Corp.............................. 36,000    316,206
    Can Do Co., Ltd...................................  1,200     15,252
    Canon Electronics, Inc............................  5,400     78,473
    Canon Marketing Japan, Inc........................ 10,300    186,032
    Canon, Inc........................................ 30,600    855,038
    Canon, Inc. Sponsored ADR.........................  1,500     42,015
    Capcom Co., Ltd...................................  5,100    113,023
#   Casio Computer Co., Ltd...........................  6,200    120,299
    Cawachi, Ltd......................................  4,300     72,397
    Central Glass Co., Ltd............................ 49,000    263,031
    Central Japan Railway Co..........................  2,100    389,788
    Century Tokyo Leasing Corp........................  8,900    329,546
    Chiba Bank, Ltd. (The)............................ 50,000    309,290
    Chiba Kogyo Bank, Ltd. (The)...................... 14,200     71,097
    Chiyoda Co., Ltd..................................  3,100     86,287
#   Chiyoda Corp...................................... 27,000    197,774
    Chiyoda Integre Co., Ltd..........................  2,500     63,137
    Chofu Seisakusho Co., Ltd.........................  5,600    115,635
    Chori Co., Ltd....................................  2,100     26,973
    Chubu Electric Power Co., Inc..................... 19,400    249,163
    Chubu Shiryo Co., Ltd.............................  8,300     62,573
    Chudenko Corp.....................................  6,500    140,219
#   Chuetsu Pulp & Paper Co., Ltd..................... 31,000     50,541
    Chugai Pharmaceutical Co., Ltd....................  1,900     58,206
    Chugoku Bank, Ltd. (The).......................... 29,900    355,939
    Chugoku Electric Power Co., Inc. (The)............  9,600    127,988
    Chugoku Marine Paints, Ltd........................ 18,000    125,362
    Chukyo Bank, Ltd. (The)........................... 23,000     41,401
#   Ci:z Holdings Co., Ltd............................  3,400     57,543
    Citizen Holdings Co., Ltd......................... 48,500    295,922
    CKD Corp.......................................... 10,400     97,460
#   Clarion Co., Ltd.................................. 29,000    100,702
    Cleanup Corp......................................  1,400      8,348
#   CMIC Holdings Co., Ltd............................  1,000     11,872
#   CMK Corp.......................................... 16,400     43,663
    Coca-Cola East Japan Co., Ltd..................... 11,800    190,418
    Coca-Cola West Co., Ltd........................... 14,200    313,286
    Cocokara fine, Inc................................  2,100     87,292
    COLOPL, Inc.......................................  6,300    121,738
    Colowide Co., Ltd.................................  4,700     65,729
    Computer Engineering & Consulting, Ltd............  4,200     43,845
    COMSYS Holdings Corp.............................. 18,700    272,953
    CONEXIO Corp......................................  3,400     30,301
#*  COOKPAD, Inc......................................  5,900     77,237

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Cosel Co., Ltd....................................   4,900 $ 40,530
*   Cosmo Energy Holdings Co., Ltd....................  12,800  141,131
#   Cosmos Pharmaceutical Corp........................     600   90,618
    Create Restaurants Holdings, Inc..................   2,400   60,689
    Create SD Holdings Co., Ltd.......................   3,000   64,834
    Credit Saison Co., Ltd............................  26,000  488,844
    Cresco., Ltd......................................     900   13,828
#   CROOZ, Inc........................................   1,200   25,756
    CTI Engineering Co., Ltd..........................   2,500   22,658
    CyberAgent, Inc...................................   3,500  165,155
    DA Consortium, Inc................................   8,900   47,343
    Dai Nippon Printing Co., Ltd......................  40,000  374,232
    Dai Nippon Toryo Co., Ltd.........................  28,000   53,874
    Dai-ichi Life Insurance Co., Ltd. (The)...........  33,500  463,028
    Dai-ichi Seiko Co., Ltd...........................   2,600   31,426
    Daibiru Corp......................................  12,100   97,282
    Daicel Corp.......................................  26,100  383,959
    Daido Metal Co., Ltd..............................   9,300   75,636
    Daido Steel Co., Ltd..............................  58,000  241,130
    Daifuku Co., Ltd..................................  11,500  192,022
#   Daihatsu Motor Co., Ltd...........................  28,800  449,604
    Daihen Corp.......................................  25,000  131,787
    Daiho Corp........................................  22,000  104,010
    Daiichi Jitsugyo Co., Ltd.........................   8,000   35,394
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............   1,000   35,207
#   Daiichi Sankyo Co., Ltd...........................  22,100  460,144
    Daiichikosho Co., Ltd.............................   8,100  326,521
#   Daiken Medical Co., Ltd...........................   4,500   35,408
    Daikin Industries, Ltd............................   4,700  317,562
    Daikoku Denki Co., Ltd............................   1,900   25,182
    Daikokutenbussan Co., Ltd.........................   1,300   46,362
#   Daikyo, Inc.......................................  65,000  105,011
    Daikyonishikawa Corp..............................   2,500   40,780
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  17,000   70,717
#   Daio Paper Corp...................................  19,000  169,329
    Daisan Bank, Ltd. (The)...........................  43,000   58,729
    Daiseki Co., Ltd..................................   6,600  102,389
    Daishi Bank, Ltd. (The)...........................  72,000  273,814
    Daito Pharmaceutical Co., Ltd.....................   2,650   64,151
    Daito Trust Construction Co., Ltd.................   2,700  343,267
    Daiwa House Industry Co., Ltd.....................  27,800  784,880
    Daiwa Industries, Ltd.............................   4,300   31,577
    Daiwa Securities Group, Inc....................... 148,000  924,839
    Daiwabo Holdings Co., Ltd.........................  55,000  103,080
    DCM Holdings Co., Ltd.............................  24,100  174,080
    Dena Co., Ltd.....................................  21,100  305,383
    Denka Co., Ltd.................................... 102,000  452,048
#   Denki Kogyo Co., Ltd..............................   7,000   28,264
    Denso Corp........................................  14,900  642,607
    Dentsu, Inc.......................................   6,200  329,506
    Denyo Co., Ltd....................................   2,400   30,695
    Descente, Ltd.....................................   4,900   74,560
    DIC Corp.......................................... 192,000  494,765

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Digital Arts, Inc.................................   2,100 $ 37,985
    Digital Garage, Inc...............................   3,700   62,155
    Dip Corp..........................................   1,800   38,632
    Disco Corp........................................   3,300  313,886
    DKS Co., Ltd......................................  14,000   41,927
#   DMG Mori Co., Ltd.................................  27,500  267,191
    Don Quijote Holdings Co., Ltd.....................   4,500  152,392
    Doshisha Co., Ltd.................................   2,700   53,695
    Doutor Nichires Holdings Co., Ltd.................   6,400   97,508
    Dowa Holdings Co., Ltd............................  59,000  400,141
    DTS Corp..........................................   4,700   97,698
    Duskin Co., Ltd...................................   8,600  153,228
    Dydo Drinco, Inc..................................   2,000   90,312
    Eagle Industry Co., Ltd...........................   6,200  105,019
    Earth Chemical Co., Ltd...........................   1,500   57,316
    East Japan Railway Co.............................   4,800  441,206
    Ebara Corp........................................ 105,000  465,080
#   EDION Corp........................................  19,200  144,078
#   Ehime Bank, Ltd. (The)............................  43,000   87,073
    Eighteenth Bank, Ltd. (The).......................  36,000   97,153
    Eiken Chemical Co., Ltd...........................   3,600   75,871
    Eisai Co., Ltd....................................   1,800  108,800
    Eizo Corp.........................................   5,100  121,592
    Elecom Co., Ltd...................................   3,400   41,704
    Electric Power Development Co., Ltd...............   5,000  168,695
    Elematec Corp.....................................   1,500   29,984
    en-japan, Inc.....................................   1,600   54,067
    Endo Lighting Corp................................   3,100   28,032
    Enplas Corp.......................................   3,100  108,704
    EPS Holdings, Inc.................................   9,200  100,255
    ESPEC Corp........................................   4,200   51,046
#   Excel Co., Ltd....................................   2,600   31,565
    Exedy Corp........................................   7,900  184,541
    Ezaki Glico Co., Ltd..............................   3,300  180,376
#   F@N Communications, Inc...........................   5,300   33,576
    FamilyMart Co., Ltd...............................   2,900  135,710
    Fancl Corp........................................   2,200   28,988
    FANUC Corp........................................   2,800  374,891
    Fast Retailing Co., Ltd...........................     900  291,012
    FCC Co., Ltd......................................   5,800  128,700
    Ferrotec Corp.....................................   2,500   27,005
    FIDEA Holdings Co., Ltd...........................  40,000   80,222
    Fields Corp.......................................   3,500   62,115
    Financial Products Group Co., Ltd.................  10,800   86,006
#   FINDEX, Inc.......................................   2,000   14,874
    Foster Electric Co., Ltd..........................   5,800  125,456
    FP Corp...........................................   4,900  178,730
    France Bed Holdings Co., Ltd......................   5,200   41,537
#   Fudo Tetra Corp...................................  62,300   68,321
    Fuji Co., Ltd.....................................   3,900   73,362
    Fuji Corp., Ltd...................................   7,100   42,272
    Fuji Electric Co., Ltd............................ 111,000  385,882
    Fuji Heavy Industries, Ltd........................   9,400  384,675

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Fuji Kyuko Co., Ltd...............................   8,000 $ 82,184
    Fuji Machine Manufacturing Co., Ltd...............   9,500   91,541
    Fuji Media Holdings, Inc..........................  11,200  126,036
    Fuji Oil Co., Ltd.................................  10,800   26,469
    Fuji Oil Holdings, Inc............................  11,000  180,192
    Fuji Pharma Co., Ltd..............................   2,000   37,613
    Fuji Seal International, Inc......................   3,500  105,757
    Fuji Soft, Inc....................................   5,000  112,627
    Fujibo Holdings, Inc..............................  31,000   52,907
    Fujicco Co., Ltd..................................   1,000   18,597
    FUJIFILM Holdings Corp............................  12,000  463,654
    Fujikura, Ltd.....................................  22,000  107,765
    Fujimi, Inc.......................................   3,500   44,718
    Fujimori Kogyo Co., Ltd...........................   3,700   88,891
#*  Fujisash Co., Ltd.................................  23,300   18,429
#   Fujita Kanko, Inc.................................  10,000   46,640
    Fujitec Co., Ltd..................................  13,900  131,076
    Fujitsu Frontech, Ltd.............................   3,800   41,879
    Fujitsu General, Ltd..............................  13,000  174,807
    Fujitsu, Ltd...................................... 216,000  901,999
    Fukuda Corp.......................................   6,000   52,192
    Fukui Bank, Ltd. (The)............................  44,000   82,456
    Fukuoka Financial Group, Inc......................  67,000  284,346
    Fukushima Bank, Ltd. (The)........................  65,000   48,128
    Fukushima Industries Corp.........................   3,500   76,018
#   Fukuyama Transporting Co., Ltd....................  27,000  132,965
    FULLCAST Holdings Co., Ltd........................   5,100   28,249
#   Funai Electric Co., Ltd...........................   2,800   20,123
    Funai Soken Holdings, Inc.........................   1,080   13,696
#   Furukawa Battery Co., Ltd. (The)..................   2,000   11,617
    Furukawa Co., Ltd.................................  51,000   90,531
    Furukawa Electric Co., Ltd........................ 172,000  353,894
    Furuno Electric Co., Ltd..........................   6,700   44,480
    Fuso Chemical Co., Ltd............................   5,200   71,934
    Futaba Corp.......................................   8,600  109,043
#   Futaba Industrial Co., Ltd........................  19,300   80,091
    Future Architect, Inc.............................   8,600   56,504
    Fuyo General Lease Co., Ltd.......................   3,300  162,229
    G-Tekt Corp.......................................   4,900   62,181
#   GCA Savvian Corp..................................   3,200   29,349
    Gecoss Corp.......................................   4,900   38,073
    Genky Stores, Inc.................................   1,000   23,631
    Geo Holdings Corp.................................   6,700  103,543
    Giken, Ltd........................................   2,700   41,846
    GLOBERIDE, Inc....................................     800   10,266
    Glory, Ltd........................................  12,000  383,744
    GMO internet, Inc.................................   8,700  107,800
#   GMO Payment Gateway, Inc..........................   1,800   93,582
    Godo Steel, Ltd...................................  36,000   68,040
    Goldcrest Co., Ltd................................   4,500   75,687
    Gree, Inc.........................................  27,600  121,701
    GS Yuasa Corp.....................................  89,000  311,146
#   Gulliver International Co., Ltd...................   5,700   62,068

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#*  GungHo Online Entertainment, Inc..................  29,600 $   78,701
    Gunma Bank, Ltd. (The)............................  63,000    348,830
    Gunze, Ltd........................................  44,000    123,769
    Gurunavi, Inc.....................................   2,100     42,361
    H2O Retailing Corp................................  13,400    228,420
    Hachijuni Bank, Ltd. (The)........................  71,000    397,025
    Hagiwara Electric Co., Ltd........................   1,900     33,093
    Hakuhodo DY Holdings, Inc.........................  11,200    119,356
    Hamakyorex Co., Ltd...............................   3,200     55,061
    Hamamatsu Photonics K.K...........................   4,300    106,848
    Hankyu Hanshin Holdings, Inc...................... 112,000    698,718
    Hanwa Co., Ltd....................................  47,000    197,329
    Happinet Corp.....................................   3,000     26,607
#   Harmonic Drive Systems, Inc.......................   3,600     73,015
    Haseko Corp.......................................  42,100    440,936
    Hazama Ando Corp..................................  43,800    213,449
    Heiwa Corp........................................  11,000    214,257
    Heiwa Real Estate Co., Ltd........................   7,600     78,720
    Heiwado Co., Ltd..................................   6,200    127,032
    HI-LEX Corp.......................................   4,000    110,465
    Hiday Hidaka Corp.................................   2,200     72,837
    Higashi-Nippon Bank, Ltd. (The)...................  37,000    105,371
    Hikari Tsushin, Inc...............................   1,100     72,613
    Hino Motors, Ltd..................................  17,200    195,189
    Hioki EE Corp.....................................   2,000     36,821
    Hiramatsu, Inc....................................   2,600     14,798
    Hirose Electric Co., Ltd..........................   1,100    125,001
#   Hiroshima Bank, Ltd. (The)........................  83,000    415,529
    HIS Co., Ltd......................................   4,300    127,632
    Hisamitsu Pharmaceutical Co., Inc.................   2,400    107,986
    Hitachi Capital Corp..............................  11,300    278,452
    Hitachi Chemical Co., Ltd.........................  16,800    295,358
#   Hitachi Construction Machinery Co., Ltd...........  23,800    347,049
    Hitachi High-Technologies Corp....................  11,300    320,650
#   Hitachi Koki Co., Ltd.............................  10,400     65,896
    Hitachi Kokusai Electric, Inc.....................  13,000    156,526
    Hitachi Metals, Ltd...............................  31,800    357,799
    Hitachi Transport System, Ltd.....................   9,700    158,055
    Hitachi Zosen Corp................................  44,800    228,091
    Hitachi, Ltd...................................... 389,000  1,922,448
    Hitachi, Ltd. ADR.................................   2,000     98,580
    Hochiki Corp......................................   4,800     40,745
    Hodogaya Chemical Co., Ltd........................  17,000     29,767
    Hogy Medical Co., Ltd.............................   2,100    103,764
*   Hokkaido Electric Power Co., Inc..................  25,100    233,861
    Hokkoku Bank, Ltd. (The)..........................  64,000    179,423
    Hokuetsu Bank, Ltd. (The).........................  46,000     90,496
    Hokuetsu Industries Co., Ltd......................   6,000     38,162
    Hokuetsu Kishu Paper Co., Ltd.....................  30,000    182,033
    Hokuhoku Financial Group, Inc..................... 213,000    395,094
    Hokuriku Electric Industry Co., Ltd...............  14,000     17,102
    Hokuriku Electric Power Co........................  13,300    188,216
    Hokuto Corp.......................................   3,000     57,512

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Honda Motor Co., Ltd.............................. 104,700 $2,838,101
    Honda Motor Co., Ltd. Sponsored ADR...............  10,600    286,412
    Honeys Co., Ltd...................................   4,900     52,671
    Hoosiers Holdings.................................  10,700     46,762
    Horiba, Ltd.......................................   5,800    206,463
    Hoshizaki Electric Co., Ltd.......................   1,700    118,883
    Hosiden Corp......................................  14,100     67,140
    Hosokawa Micron Corp..............................   6,000     27,994
#   House Foods Group, Inc............................   9,400    186,668
    Hoya Corp.........................................   6,300    243,194
#   Hulic Co., Ltd....................................   4,400     37,940
#   Hyakugo Bank, Ltd. (The)..........................  56,000    236,224
    Hyakujushi Bank, Ltd. (The).......................  53,000    171,473
#   Ibiden Co., Ltd...................................  24,400    343,712
    IBJ Leasing Co., Ltd..............................   6,700    128,422
    Ichibanya Co., Ltd................................     199      9,921
#   Ichikoh Industries, Ltd...........................   4,000      7,087
    Ichinen Holdings Co., Ltd.........................   4,900     43,271
    Ichiyoshi Securities Co., Ltd.....................   5,700     53,047
    Idec Corp.........................................   3,600     32,582
    Idemitsu Kosan Co., Ltd...........................  14,000    209,983
    Ihara Chemical Industry Co., Ltd..................   3,400     41,553
    IHI Corp.......................................... 280,000    598,317
    Iida Group Holdings Co., Ltd......................   7,300    130,136
    Iino Kaiun Kaisha, Ltd............................  17,400     64,333
    Imasen Electric Industrial........................   3,800     36,930
    Inaba Denki Sangyo Co., Ltd.......................   4,600    143,470
    Inabata & Co., Ltd................................  10,800    103,685
    Ines Corp.........................................   1,800     17,351
    Infocom Corp......................................   3,800     50,649
#   Information Services International-Dentsu, Ltd....   2,500     50,096
    Inpex Corp........................................  49,900    444,281
    Internet Initiative Japan, Inc....................   6,100    115,383
    Iriso Electronics Co., Ltd........................   2,300    110,467
#   Iseki & Co., Ltd..................................  40,000     54,762
    Isetan Mitsukoshi Holdings, Ltd...................  18,000    228,578
*   Ishihara Sangyo Kaisha, Ltd.......................  91,000     68,664
    Isuzu Motors, Ltd.................................  81,500    825,835
    IT Holdings Corp..................................  14,400    317,764
#   Ito En, Ltd.......................................  11,100    299,253
    ITOCHU Corp.......................................  63,100    741,609
    Itochu Enex Co., Ltd..............................  11,800     90,393
    Itochu Techno-Solutions Corp......................   6,100     99,054
    Itoham Foods, Inc.................................  18,000    103,442
    Itoki Corp........................................   9,300     62,954
    IwaiCosmo Holdings, Inc...........................   4,100     44,225
    Iwasaki Electric Co., Ltd.........................  17,000     30,007
#   Iwatani Corp......................................  52,000    267,620
    Iyo Bank, Ltd. (The)..............................  41,200    349,254
    Izumi Co., Ltd....................................   5,200    202,194
    J Front Retailing Co., Ltd........................  39,700    547,553
#   J Trust Co., Ltd..................................  18,900    133,284
    J-Oil Mills, Inc..................................  24,000     69,116

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Jaccs Co., Ltd....................................  32,000 $107,924
    Jafco Co., Ltd....................................   7,600  246,543
    Jamco Corp........................................   1,800   41,372
#*  Janome Sewing Machine Co., Ltd....................   7,000   38,716
#   Japan Airport Terminal Co., Ltd...................   2,600  104,300
    Japan Aviation Electronics Industry, Ltd..........  14,000  141,710
    Japan Cash Machine Co., Ltd.......................   3,500   29,074
    Japan Digital Laboratory Co., Ltd.................   3,400   45,248
#*  Japan Display, Inc................................  78,300  181,158
#   Japan Drilling Co., Ltd...........................     900   18,602
    Japan Exchange Group, Inc.........................  19,600  278,652
    Japan Foundation Engineering Co., Ltd.............   8,700   33,562
    Japan Petroleum Exploration Co., Ltd..............   5,500  142,866
    Japan Pulp & Paper Co., Ltd.......................   4,000   11,047
#   Japan Radio Co., Ltd..............................  12,000   32,840
    Japan Securities Finance Co., Ltd.................  19,000   86,804
    Japan Steel Works, Ltd. (The).....................  60,000  191,549
    Japan Tobacco, Inc................................  16,500  646,201
    Japan Wool Textile Co., Ltd. (The)................  13,000   91,079
    JCU Corp..........................................   1,900   61,433
    Jeol, Ltd.........................................  23,000  130,132
#   JFE Holdings, Inc.................................  49,400  669,668
    JGC Corp..........................................  30,000  475,889
    Jimoto Holdings, Inc..............................  39,700   59,713
#   Jin Co., Ltd......................................     600   25,770
    Joshin Denki Co., Ltd.............................   2,000   16,090
    Joyo Bank, Ltd. (The)............................. 107,000  434,547
    JP-Holdings, Inc..................................  15,500   40,289
    JSP Corp..........................................   2,700   52,354
    JSR Corp..........................................  27,100  393,555
    JTEKT Corp........................................  29,800  480,809
#   Juki Corp.........................................   6,400   51,443
    Juroku Bank, Ltd. (The)...........................  71,000  254,767
    Justsystems Corp..................................   6,400   47,013
#   JVC Kenwood Corp..................................   9,900   23,208
    JX Holdings, Inc.................................. 143,600  548,409
    K&O Energy Group, Inc.............................     200    2,563
#   K's Holdings Corp.................................   8,100  275,893
    kabu.com Securities Co., Ltd......................  26,300   79,585
*   Kadokawa Dwango...................................   6,200   91,817
    Kaga Electronics Co., Ltd.........................   4,400   55,064
#   Kagome Co., Ltd...................................   1,500   25,908
    Kajima Corp.......................................  32,000  181,015
    Kakaku.com, Inc...................................   9,000  174,609
    Kaken Pharmaceutical Co., Ltd.....................   2,700  178,342
    Kameda Seika Co., Ltd.............................   1,100   45,811
    Kamei Corp........................................   5,500   51,344
    Kamigumi Co., Ltd.................................  40,000  360,481
    Kanamoto Co., Ltd.................................   7,800  190,866
    Kandenko Co., Ltd.................................  23,000  140,172
    Kaneka Corp.......................................  42,000  401,953
    Kanematsu Corp....................................  95,000  151,324
    Kanematsu Electronics, Ltd........................   2,400   40,701

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Kansai Electric Power Co., Inc. (The).............  23,000 $  250,026
    Kansai Paint Co., Ltd.............................   7,000     97,800
    Kansai Urban Banking Corp.........................   7,800     81,542
    Kanto Denka Kogyo Co., Ltd........................   9,000     69,401
    Kao Corp..........................................   7,700    413,223
#*  Kappa Create Co., Ltd.............................   5,000     50,749
    Kasai Kogyo Co., Ltd..............................   7,400     96,772
    Katakura Industries Co., Ltd......................   3,700     36,046
    Kato Sangyo Co., Ltd..............................   3,500     86,907
    Kato Works Co., Ltd...............................   8,000     29,921
    KAWADA TECHNOLOGIES, Inc..........................   1,200     35,457
    Kawai Musical Instruments Manufacturing Co., Ltd..   2,200     37,545
    Kawasaki Heavy Industries, Ltd.................... 197,000    610,006
    Kawasaki Kisen Kaisha, Ltd........................ 199,740    358,581
    KDDI Corp.........................................  41,100  1,040,759
    Keihan Electric Railway Co., Ltd..................  48,000    301,073
    Keihanshin Building Co., Ltd......................  11,100     59,616
    Keihin Corp.......................................  10,200    160,644
    Keikyu Corp.......................................  16,000    132,598
    Keio Corp.........................................  17,000    151,084
    Keisei Electric Railway Co., Ltd..................  18,000    239,295
    Keiyo Bank, Ltd. (The)............................  58,000    251,406
    Kenedix, Inc......................................  46,500    188,931
    Kenko Mayonnaise Co., Ltd.........................   2,100     40,953
    Kewpie Corp.......................................   8,800    192,509
    KEY Coffee, Inc...................................   2,900     46,645
    Keyence Corp......................................     500    235,943
    Kikkoman Corp.....................................   3,000    100,002
    Kinden Corp.......................................  20,400    252,982
    Kintetsu Group Holdings Co., Ltd..................  57,000    235,045
#   Kintetsu World Express, Inc.......................   8,300    135,883
    Kinugawa Rubber Industrial Co., Ltd...............  11,000     57,644
    Kirin Holdings Co., Ltd...........................  29,000    411,830
    Kissei Pharmaceutical Co., Ltd....................   3,700     84,558
    Kitagawa Iron Works Co., Ltd......................  32,000     59,750
    Kito Corp.........................................   5,100     41,475
    Kitz Corp.........................................  22,900    102,483
    Kiyo Bank, Ltd. (The).............................  15,300    197,149
#*  KLab, Inc.........................................   4,200     26,071
*   KNT-CT Holdings Co., Ltd..........................  33,000     56,864
    Koa Corp..........................................   7,300     56,790
    Kobayashi Pharmaceutical Co., Ltd.................   1,200    102,248
#   Kobe Bussan Co., Ltd..............................   2,400     56,755
    Kobe Steel, Ltd................................... 481,000    467,414
    Kohnan Shoji Co., Ltd.............................   2,200     31,661
    Koito Manufacturing Co., Ltd......................   4,000    185,334
    Kokuyo Co., Ltd...................................  19,600    210,369
    Komatsu Wall Industry Co., Ltd....................   2,000     31,043
    Komatsu, Ltd......................................  47,200    705,720
    Komehyo Co., Ltd..................................   3,200     48,068
    Komeri Co., Ltd...................................   6,600    131,069
    Komori Corp.......................................   8,100     91,355
    Konami Holdings Corp..............................  10,500    243,144

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Konica Minolta, Inc............................... 51,200 $431,563
#   Konishi Co., Ltd..................................  2,800   56,476
    Konoike Transport Co., Ltd........................  4,700   58,499
    Kose Corp.........................................  1,300  120,835
    Koshidaka Holdings Co., Ltd.......................  1,200   21,870
    Kotobuki Spirits Co., Ltd.........................  1,300   59,578
    KRS Corp..........................................  1,900   40,825
    Kubota Corp....................................... 18,000  266,040
    Kubota Corp. Sponsored ADR........................  1,000   73,600
    Kumagai Gumi Co., Ltd............................. 84,000  248,351
    Kumiai Chemical Industry Co., Ltd.................  2,000   21,971
    Kura Corp.........................................  2,600  109,591
    Kurabo Industries, Ltd............................ 50,000   85,406
    Kuraray Co., Ltd.................................. 24,400  294,318
    Kureha Corp....................................... 34,000  120,121
#   Kurimoto, Ltd..................................... 28,000   50,237
    Kurita Water Industries, Ltd...................... 14,800  314,783
    Kuriyama Holdings Corp............................  3,200   39,448
#   Kuroda Electric Co., Ltd..........................  7,400  119,570
    Kusuri No Aoki Co., Ltd...........................  1,500   64,784
    KYB Corp.......................................... 46,000  132,664
    Kyocera Corp......................................  9,100  379,464
    Kyocera Corp. Sponsored ADR.......................  1,500   59,925
    Kyodo Printing Co., Ltd...........................  5,000   13,185
    Kyoei Steel, Ltd..................................  4,600   80,123
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  6,800   67,108
#   Kyokuto Securities Co., Ltd.......................  4,400   50,449
    Kyokuyo Co., Ltd.................................. 13,000   29,502
    KYORIN Holdings, Inc..............................  8,000  148,117
    Kyoritsu Maintenance Co., Ltd.....................    960   72,329
    Kyowa Exeo Corp................................... 19,800  203,782
    Kyowa Hakko Kirin Co., Ltd........................  9,000  130,473
    Kyowa Leather Cloth Co., Ltd......................  3,500   25,482
#   Kyudenko Corp.....................................  7,000  139,555
*   Kyushu Electric Power Co., Inc.................... 12,100  130,758
*   Kyushu Financial Group, Inc....................... 61,299  382,361
#   LAC Co., Ltd......................................  2,900   35,811
#*  Laox Co., Ltd..................................... 17,000   26,253
    Lasertec Corp.....................................  4,400   41,944
    Lawson, Inc.......................................  2,200  173,704
*   Leopalace21 Corp.................................. 51,300  284,130
    Life Corp.........................................  2,600   57,479
    Lintec Corp.......................................  8,900  180,506
    Lion Corp......................................... 17,000  158,018
    LIXIL Group Corp.................................. 32,000  675,365
    M3, Inc...........................................  6,200  142,200
    Mabuchi Motor Co., Ltd............................  4,300  232,152
*   Macnica Fuji Electronics Holdings, Inc............  8,799  108,498
    Maeda Corp........................................ 30,000  185,326
    Maeda Kosen Co., Ltd..............................  4,900   46,888
    Maeda Road Construction Co., Ltd.................. 13,000  203,324
    Makino Milling Machine Co., Ltd................... 26,000  171,055
    Makita Corp.......................................  2,900  163,231

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Makita Corp. Sponsored ADR........................     300 $   16,769
    Mandom Corp.......................................   2,000     82,185
    Mani, Inc.........................................   1,800     28,743
    Mars Engineering Corp.............................     700     12,008
    Marubeni Corp..................................... 167,100    799,219
    Marudai Food Co., Ltd.............................  28,000    104,761
    Maruha Nichiro Corp...............................   8,900    169,339
    Marui Group Co., Ltd..............................  26,100    414,090
    Maruichi Steel Tube, Ltd..........................   6,900    195,388
    Marusan Securities Co., Ltd.......................   7,700     78,067
    Maruwa Co., Ltd...................................   2,000     43,516
#   Marvelous, Inc....................................   4,500     32,573
    Matsuda Sangyo Co., Ltd...........................   1,700     19,935
    Matsui Securities Co., Ltd........................  12,100    104,718
    Matsumotokiyoshi Holdings Co., Ltd................   3,400    159,115
#   Matsuya Co., Ltd..................................   4,900     38,940
    Matsuya Foods Co., Ltd............................   1,300     30,938
    Max Co., Ltd......................................   6,000     60,176
    Mazda Motor Corp..................................  79,600  1,448,538
*   McDonald's Holdings Co. Japan, Ltd................   2,800     55,225
    MEC Co., Ltd......................................   2,200     14,011
    Medical System Network Co., Ltd...................   8,000     37,564
    Medipal Holdings Corp.............................  13,600    220,588
#   Megachips Corp....................................   4,800     41,739
    Megmilk Snow Brand Co., Ltd.......................   6,100    159,273
    Meidensha Corp....................................  40,000    155,103
    MEIJI Holdings Co., Ltd...........................   3,400    285,389
    Meiko Network Japan Co., Ltd......................   7,300     68,260
    Meisei Industrial Co., Ltd........................  10,200     38,068
    Meitec Corp.......................................   3,200    107,865
    Melco Holdings, Inc...............................   3,000     52,533
    Message Co., Ltd..................................   2,200     63,794
    Michinoku Bank, Ltd. (The)........................  18,000     29,573
#   Micronics Japan Co., Ltd..........................   9,000     84,640
    Mie Bank, Ltd. (The)..............................  18,000     35,294
    Milbon Co., Ltd...................................     900     32,685
    Mimasu Semiconductor Industry Co., Ltd............   3,900     33,937
    Minato Bank, Ltd. (The)...........................  39,000     64,211
    Minebea Co., Ltd..................................  47,000    368,325
#   Ministop Co., Ltd.................................   2,600     46,071
    Miraca Holdings, Inc..............................   8,100    334,282
    Mirait Holdings Corp..............................  12,400     96,597
    Miroku Jyoho Service Co., Ltd.....................   4,600     33,606
#   Misawa Homes Co., Ltd.............................  10,300     71,403
    MISUMI Group, Inc.................................  16,500    201,781
    Mito Securities Co., Ltd..........................  14,300     48,512
    Mitsuba Corp......................................   9,000    124,837
    Mitsubishi Chemical Holdings Corp................. 246,700  1,375,906
    Mitsubishi Corp...................................  47,600    763,024
    Mitsubishi Electric Corp.......................... 112,000  1,039,481
    Mitsubishi Estate Co., Ltd........................  15,000    296,950
    Mitsubishi Gas Chemical Co., Inc..................  71,000    339,356
    Mitsubishi Heavy Industries, Ltd.................. 248,000    974,688

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Kakoki Kaisha, Ltd........................    13,000 $   23,127
    Mitsubishi Logistics Corp............................    24,000    329,088
    Mitsubishi Materials Corp............................   189,000    582,989
    Mitsubishi Motors Corp...............................    94,800    765,564
    Mitsubishi Nichiyu Forklift Co., Ltd.................     4,600     18,331
*   Mitsubishi Paper Mills, Ltd..........................    73,000     50,398
    Mitsubishi Pencil Co., Ltd...........................     2,200    101,223
    Mitsubishi Shokuhin Co., Ltd.........................     2,700     63,633
    Mitsubishi Steel Manufacturing Co., Ltd..............    39,000     68,586
    Mitsubishi Tanabe Pharma Corp........................     9,300    152,816
    Mitsubishi UFJ Financial Group, Inc..................   399,900  2,050,645
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR...    47,200    239,304
    Mitsubishi UFJ Lease & Finance Co., Ltd..............    52,900    262,626
    Mitsuboshi Belting, Ltd..............................    12,000     88,683
    Mitsui & Co., Ltd....................................    42,000    477,400
    Mitsui & Co., Ltd. Sponsored ADR.....................       400     91,104
    Mitsui Chemicals, Inc................................   166,000    726,704
    Mitsui Engineering & Shipbuilding Co., Ltd...........   186,000    259,134
    Mitsui Fudosan Co., Ltd..............................    24,000    564,981
    Mitsui High-Tec, Inc.................................     4,200     21,496
    Mitsui Matsushima Co., Ltd...........................    38,000     39,574
#   Mitsui Mining & Smelting Co., Ltd....................   161,000    255,181
    Mitsui OSK Lines, Ltd................................   177,000    350,714
    Mitsui Sugar Co., Ltd................................    16,000     73,196
    Mitsui-Soko Holdings Co., Ltd........................    28,000     76,815
#   Mitsumi Electric Co., Ltd............................    19,000     90,379
#   Miura Co., Ltd.......................................     5,600     74,803
    Miyaji Engineering Group, Inc........................    17,000     25,108
    Miyazaki Bank, Ltd. (The)............................    38,000    105,557
    Mizuho Financial Group, Inc.......................... 1,170,300  2,024,876
    Mizuno Corp..........................................    20,000     96,054
    Mochida Pharmaceutical Co., Ltd......................     1,700    131,474
#   Modec, Inc...........................................     6,400     75,953
    Monex Group, Inc.....................................    28,100     71,307
    Monogatari Corp. (The)...............................       300     12,807
    MonotaRO Co., Ltd....................................     4,400    101,715
#   MORESCO Corp.........................................     1,600     20,764
    Morinaga & Co., Ltd..................................    36,000    198,296
    Morinaga Milk Industry Co., Ltd......................    45,000    205,337
#   Morita Holdings Corp.................................     5,000     50,705
    Morito Co., Ltd......................................     2,100     15,370
    MS&AD Insurance Group Holdings, Inc..................    18,300    497,046
    MTI, Ltd.............................................     3,500     21,424
    Murata Manufacturing Co., Ltd........................     3,200    370,137
    Musashi Seimitsu Industry Co., Ltd...................     6,200    124,856
    Musashino Bank, Ltd. (The)...........................     7,500    237,204
    Nabtesco Corp........................................    15,500    268,182
    Nachi-Fujikoshi Corp.................................    47,000    180,411
    Nagase & Co., Ltd....................................    25,500    305,436
    Nagawa Co., Ltd......................................     1,400     40,620
    Nagoya Railroad Co., Ltd.............................    61,000    278,203
    Nakanishi, Inc.......................................     2,100     82,045
    Nakano Corp..........................................     6,200     34,330

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
*   Nakayama Steel Works, Ltd.........................  36,000 $ 19,842
    Namura Shipbuilding Co., Ltd......................  11,700   85,467
    Nankai Electric Railway Co., Ltd..................  40,000  236,108
    Nanto Bank, Ltd. (The)............................  59,000  171,530
#   NEC Capital Solutions, Ltd........................   2,400   34,156
    NEC Corp.......................................... 296,000  783,966
    NEC Networks & System Integration Corp............   3,900   64,537
    NET One Systems Co., Ltd..........................  17,600   99,044
    Neturen Co., Ltd..................................   7,400   55,565
    Nexon Co., Ltd....................................   7,200  116,865
#   Next Co., Ltd.....................................   7,800   81,593
    NGK Insulators, Ltd...............................  13,000  271,812
    NGK Spark Plug Co., Ltd...........................   6,600  155,934
    NH Foods, Ltd.....................................  24,000  465,703
    NHK Spring Co., Ltd...............................  35,000  344,949
    Nichi-iko Pharmaceutical Co., Ltd.................   5,300  122,242
    Nichias Corp......................................  18,000  110,327
    Nichiban Co., Ltd.................................   8,000   40,030
    Nichicon Corp.....................................  16,100  110,424
    Nichiha Corp......................................   6,800   98,350
#   Nichii Gakkan Co..................................   6,900   49,283
    Nichirei Corp.....................................  50,000  372,372
    Nichireki Co., Ltd................................   7,000   53,026
    Nidec Corp........................................   3,300  225,155
    Nifco, Inc........................................   7,700  373,291
#   Nihon Dempa Kogyo Co., Ltd........................   5,400   32,701
#   Nihon House Holdings Co., Ltd.....................  14,000   49,360
    Nihon Kohden Corp.................................   8,300  186,644
    Nihon M&A Center, Inc.............................   3,600  170,452
#   Nihon Nohyaku Co., Ltd............................   9,700   59,397
    Nihon Parkerizing Co., Ltd........................  16,600  157,486
    Nihon Plast Co., Ltd..............................   4,100   32,085
#   Nihon Unisys, Ltd.................................  11,300  120,566
    Nihon Yamamura Glass Co., Ltd.....................  27,000   38,375
    Nikkiso Co., Ltd..................................  15,900  105,382
    Nikkon Holdings Co., Ltd..........................  11,700  211,252
#   Nikon Corp........................................  25,400  373,671
    Nintendo Co., Ltd.................................   1,100  154,235
    Nippo Corp........................................  13,000  193,100
    Nippon Beet Sugar Manufacturing Co., Ltd..........  24,000   40,061
    Nippon Carbide Industries Co., Inc................  20,000   22,416
#   Nippon Carbon Co., Ltd............................  31,000   61,300
#   Nippon Ceramic Co., Ltd...........................   3,000   45,733
#   Nippon Chemi-Con Corp.............................  38,000   58,909
    Nippon Chemiphar Co., Ltd.........................   9,000   42,512
    Nippon Coke & Engineering Co., Ltd................  28,100   19,705
#   Nippon Concrete Industries Co., Ltd...............  12,300   33,569
*   Nippon Denko Co., Ltd.............................  38,000   61,291
    Nippon Densetsu Kogyo Co., Ltd....................   5,500  106,909
    Nippon Electric Glass Co., Ltd....................  71,000  367,473
    Nippon Express Co., Ltd...........................  57,000  267,003
    Nippon Flour Mills Co., Ltd.......................  31,000  225,666
#   Nippon Gas Co., Ltd...............................   3,400   75,868

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nippon Hume Corp..................................   3,100 $   17,061
    Nippon Kanzai Co., Ltd............................   2,200     33,796
    Nippon Kayaku Co., Ltd............................  28,000    299,983
    Nippon Koei Co., Ltd..............................  22,000     77,920
    Nippon Light Metal Holdings Co., Ltd.............. 103,200    178,701
    Nippon Paint Holdings Co., Ltd....................   5,600    107,040
    Nippon Paper Industries Co., Ltd..................  23,000    369,477
#   Nippon Parking Development Co., Ltd...............  26,000     26,333
    Nippon Pillar Packing Co., Ltd....................   4,700     36,325
    Nippon Piston Ring Co., Ltd.......................     600      9,349
    Nippon Road Co., Ltd. (The).......................  14,000     65,310
    Nippon Seiki Co., Ltd.............................   9,000    197,643
#*  Nippon Sharyo, Ltd................................  27,000     53,891
#*  Nippon Sheet Glass Co., Ltd.......................  87,000     64,166
    Nippon Shinyaku Co., Ltd..........................   2,000     69,673
    Nippon Shokubai Co., Ltd..........................   4,400    287,601
    Nippon Signal Co., Ltd............................   8,600     82,575
#   Nippon Soda Co., Ltd..............................  36,000    193,937
#   Nippon Steel & Sumikin Bussan Corp................  40,000    129,970
    Nippon Steel & Sumitomo Metal Corp................  49,580    888,686
    Nippon Suisan Kaisha, Ltd.........................  61,700    322,672
    Nippon Synthetic Chemical Industry Co., Ltd. (The)  17,000    118,580
    Nippon Telegraph & Telephone Corp.................   9,300    395,925
    Nippon Telegraph & Telephone Corp. ADR............   1,800     76,968
    Nippon Thompson Co., Ltd..........................  17,000     68,103
    Nippon Valqua Industries, Ltd.....................  24,000     58,794
#*  Nippon Yakin Kogyo Co., Ltd.......................  27,300     28,139
    Nippon Yusen K.K.................................. 207,000    444,084
#   Nipro Corp........................................  32,300    321,165
    Nishi-Nippon City Bank, Ltd. (The)................ 130,000    291,520
#   Nishi-Nippon Railroad Co., Ltd....................  39,000    243,859
    Nishimatsu Construction Co., Ltd..................  69,000    249,776
    Nishimatsuya Chain Co., Ltd.......................   2,400     20,712
    Nishio Rent All Co., Ltd..........................   3,900    101,299
    Nissan Chemical Industries, Ltd...................   7,400    171,319
    Nissan Motor Co., Ltd............................. 198,000  1,969,251
    Nissan Shatai Co., Ltd............................  15,100    146,738
#   Nissei ASB Machine Co., Ltd.......................   2,600     43,640
#   Nissei Build Kogyo Co., Ltd.......................  16,000     49,407
#   Nissei Plastic Industrial Co., Ltd................   1,200      8,787
    Nissha Printing Co., Ltd..........................   6,600    119,082
    Nisshin Oillio Group, Ltd. (The)..................  37,000    154,660
    Nisshin Seifun Group, Inc.........................  23,600    382,043
    Nisshin Steel Co., Ltd............................  21,200    201,647
    Nisshinbo Holdings, Inc...........................  28,900    290,979
    Nissin Corp.......................................  17,000     49,125
    Nissin Electric Co., Ltd..........................   8,900     80,237
    Nissin Foods Holdings Co., Ltd....................   2,300    117,245
    Nissin Kogyo Co., Ltd.............................   9,600    134,281
    Nissin Sugar Co., Ltd.............................   1,100     41,185
    Nitori Holdings Co., Ltd..........................   2,000    162,452
    Nitta Corp........................................   3,100     78,945
    Nittetsu Mining Co., Ltd..........................  16,000     61,838

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nitto Boseki Co., Ltd.............................  34,000 $  102,469
    Nitto Denko Corp..................................   9,700    557,791
    Nitto FC Co., Ltd.................................   1,800     12,611
    Nitto Kogyo Corp..................................   5,300     87,768
    Nitto Kohki Co., Ltd..............................   1,200     22,837
    Nittoc Construction Co., Ltd......................  10,600     40,235
#   Nittoku Engineering Co., Ltd......................   1,100      9,652
    Noevir Holdings Co., Ltd..........................   1,700     46,966
    NOF Corp..........................................  26,000    184,770
    Nohmi Bosai, Ltd..................................   3,900     45,351
    Nojima Corp.......................................   7,200     86,511
    NOK Corp..........................................  19,200    399,169
    Nomura Co., Ltd...................................   4,800     62,861
    Nomura Holdings, Inc.............................. 158,900    862,341
    Nomura Holdings, Inc. Sponsored ADR...............  10,300     55,723
    Nomura Real Estate Holdings, Inc..................  23,900    419,711
    Nomura Research Institute, Ltd....................   2,530     91,809
    Noritake Co., Ltd.................................  24,000     51,518
    Noritz Corp.......................................   7,800    120,746
    North Pacific Bank, Ltd...........................  77,100    236,694
    NS Solutions Corp.................................   4,600    104,290
    NS United Kaiun Kaisha, Ltd.......................  26,000     39,605
    NSD Co., Ltd......................................   2,870     41,725
    NSK, Ltd..........................................  70,200    727,492
    NTN Corp.......................................... 102,000    388,112
    NTT Data Corp.....................................   3,100    149,371
    NTT DOCOMO, Inc...................................  61,000  1,352,872
    NTT DOCOMO, Inc. Sponsored ADR....................   1,100     24,805
    NTT Urban Development Corp........................  11,200    109,960
#   Nuflare Technology, Inc...........................   1,000     48,611
#   OAK Capital Corp..................................  26,300     42,847
    Obara Group, Inc..................................   4,300    148,662
    Obayashi Corp.....................................  27,000    243,579
    Obayashi Road Corp................................   7,000     44,217
    Obic Co., Ltd.....................................   1,700     88,060
    Odakyu Electric Railway Co., Ltd..................  16,000    170,183
    Odelic Co., Ltd...................................     500     15,623
    Oenon Holdings, Inc...............................  16,000     27,794
#   Ogaki Kyoritsu Bank, Ltd. (The)...................  74,000    259,306
#   Ohsho Food Service Corp...........................   2,000     69,301
    Oiles Corp........................................   3,400     50,395
    Oita Bank, Ltd. (The).............................  20,000     69,272
    Oji Holdings Corp.................................  86,000    347,318
    Okabe Co., Ltd....................................   9,300     67,252
#   Okamoto Industries, Inc...........................   3,000     24,632
#   Okamura Corp......................................  10,400     94,521
    Okasan Securities Group, Inc......................  33,000    183,849
#   Oki Electric Industry Co., Ltd.................... 204,000    227,494
    Okinawa Cellular Telephone Co.....................     400     10,209
    Okinawa Electric Power Co., Inc. (The)............   3,750     91,507
#   OKK Corp..........................................  24,000     25,362
#   OKUMA Corp........................................  23,000    175,132
    Okumura Corp......................................  42,000    220,953

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Olympus Corp......................................   8,700 $  339,247
    Omron Corp........................................  10,400    270,290
    Ono Pharmaceutical Co., Ltd.......................     500     80,581
    Onoken Co., Ltd...................................   2,200     19,925
#   Onward Holdings Co., Ltd..........................  27,000    169,292
    Open House Co., Ltd...............................   5,400    101,886
    Optex Co., Ltd....................................   1,900     47,830
    Oracle Corp. Japan................................   1,700     77,207
    Organo Corp.......................................   5,000     18,788
*   Orient Corp.......................................  21,200     39,962
    Oriental Land Co., Ltd............................   2,600    166,024
    ORIX Corp.........................................  99,800  1,411,417
    Osaka Gas Co., Ltd................................  54,000    204,813
    Osaka Soda Co., Ltd...............................  22,000     84,449
    Osaka Steel Co., Ltd..............................   3,400     59,981
#   OSAKA Titanium Technologies Co., Ltd..............   2,800     45,775
    Osaki Electric Co., Ltd...........................   8,000     40,383
#   OSG Corp..........................................  18,300    304,135
    OSJB Holdings Corp................................  20,800     38,490
    Otsuka Corp.......................................   3,400    168,670
    Otsuka Holdings Co., Ltd..........................   9,100    306,138
    Otsuka Kagu, Ltd..................................   3,100     35,108
#   Outsourcing, Inc..................................   2,200     61,550
    Oyo Corp..........................................   7,600     74,549
    Pacific Industrial Co., Ltd.......................   9,300     95,468
#*  Pacific Metals Co., Ltd...........................  39,000     96,020
    Pack Corp. (The)..................................   2,500     50,714
    Pal Co., Ltd......................................   4,100     84,952
    PALTAC Corp.......................................   7,500    129,867
    PanaHome Corp.....................................  18,000    131,117
    Panasonic Corp.................................... 123,200  1,156,867
    Panasonic Corp. Sponsored ADR.....................   5,200     48,568
    Paramount Bed Holdings Co., Ltd...................   2,600     89,661
    Parco Co., Ltd....................................   6,200     52,597
    Park24 Co., Ltd...................................   5,900    164,359
    Pasco Corp........................................   8,000     32,675
    Pasona Group, Inc.................................   5,800     37,669
    PC Depot Corp.....................................   5,500     46,258
    Penta-Ocean Construction Co., Ltd.................  59,100    236,703
    Pigeon Corp.......................................   8,400    180,371
    Pilot Corp........................................   3,700    140,106
    Piolax, Inc.......................................   2,200    114,401
*   Pioneer Corp......................................  92,300    215,709
    Plenus Co., Ltd...................................   4,800     74,099
    Pocket Card Co., Ltd..............................   5,700     24,696
    Pola Orbis Holdings, Inc..........................   1,800    123,769
    Press Kogyo Co., Ltd..............................  24,300     98,765
    Pressance Corp....................................   1,600     51,963
    Prestige International, Inc.......................   4,500     43,942
    Prima Meat Packers, Ltd...........................  43,000    115,576
#   Qol Co., Ltd......................................   2,400     35,166
    Raito Kogyo Co., Ltd..............................  12,400    108,456
*   Rakuten, Inc......................................  17,700    182,928

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Raysum Co., Ltd...................................   4,600 $   39,862
    Relo Holdings, Inc................................     900    107,761
#   Rengo Co., Ltd....................................  48,000    206,052
    Resona Holdings, Inc.............................. 231,700  1,065,533
    Resorttrust, Inc..................................   4,800    120,934
    Rheon Automatic Machinery Co., Ltd................   6,000     38,101
#   Ricoh Co., Ltd....................................  71,900    695,166
    Ricoh Leasing Co., Ltd............................   3,400    106,110
    Right On Co., Ltd.................................   5,000     63,036
    Riken Corp........................................  18,000     61,202
    Riken Keiki Co., Ltd..............................   1,800     18,074
    Riken Technos Corp................................   5,500     17,411
    Riken Vitamin Co., Ltd............................   1,300     41,793
    Ringer Hut Co., Ltd...............................   1,900     39,068
    Rinnai Corp.......................................     800     73,467
    Riso Kagaku Corp..................................   6,100     84,269
    Rock Field Co., Ltd...............................   1,700     43,704
    Rohm Co., Ltd.....................................   7,100    322,665
    Rohto Pharmaceutical Co., Ltd.....................   7,300    136,283
    Rokko Butter Co., Ltd.............................   3,100     39,948
    Roland DG Corp....................................   4,400     87,269
    Round One Corp....................................  24,900    121,671
    Royal Holdings Co., Ltd...........................   4,700     86,894
    Ryobi, Ltd........................................  34,000    140,073
    Ryoden Trading Co., Ltd...........................   7,000     43,549
    Ryohin Keikaku Co., Ltd...........................     700    148,470
    Ryosan Co., Ltd...................................   8,100    219,387
#   Ryoyo Electro Corp................................   7,300     72,347
#   S Foods, Inc......................................   2,900     58,976
    Sac's Bar Holdings, Inc...........................   3,300     48,933
    Saibu Gas Co., Ltd................................  37,000     81,551
    Saizeriya Co., Ltd................................   3,700     77,923
    Sakai Chemical Industry Co., Ltd..................  21,000     64,902
    Sakai Moving Service Co., Ltd.....................   2,200     52,626
    Sakata INX Corp...................................   7,400     70,542
#   Sakata Seed Corp..................................   4,300    105,016
#   SAMTY Co., Ltd....................................   4,800     47,110
    San-A Co., Ltd....................................   2,200    101,534
    San-Ai Oil Co., Ltd...............................  14,000    108,566
    San-In Godo Bank, Ltd. (The)......................  20,000    144,408
#   Sanden Holdings Corp..............................  33,000     90,259
    Sanei Architecture Planning Co., Ltd..............   3,700     36,691
    Sangetsu Co., Ltd.................................   9,300    159,601
    Sanken Electric Co., Ltd..........................  33,000    104,456
    Sanki Engineering Co., Ltd........................  10,500     85,571
    Sankyo Co., Ltd...................................   7,200    275,356
    Sankyo Tateyama, Inc..............................   5,200     62,418
    Sankyu, Inc.......................................  48,000    236,403
    Sanoh Industrial Co., Ltd.........................   4,100     23,757
    Sanrio Co., Ltd...................................   3,700     85,680
    Sanshin Electronics Co., Ltd......................   7,300     70,660
    Santen Pharmaceutical Co., Ltd....................   6,000     95,850
    Sanwa Holdings Corp...............................  40,300    285,707

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Sanyo Chemical Industries, Ltd....................  16,000 $124,225
    Sanyo Denki Co., Ltd..............................   8,000   41,530
    Sanyo Housing Nagoya Co., Ltd.....................   1,400   12,173
#   Sanyo Shokai, Ltd.................................  27,000   68,203
    Sanyo Special Steel Co., Ltd......................  23,000  111,937
    Sanyo Trading Co., Ltd............................     800    8,754
    Sapporo Holdings, Ltd.............................  74,000  330,008
    Sato Holdings Corp................................   3,300   68,312
    Sato Restaurant Systems Co., Ltd..................   1,500   11,108
    Sawada Holdings Co., Ltd..........................   3,800   36,256
    Sawai Pharmaceutical Co., Ltd.....................   4,400  305,132
    Saxa Holdings, Inc................................  17,000   27,559
    SBI Holdings, Inc.................................  43,600  436,101
    SBS Holdings, Inc.................................   4,700   32,825
    SCREEN Holdings Co., Ltd..........................  37,000  287,945
    Scroll Corp.......................................   9,700   33,692
    SCSK Corp.........................................   2,800  123,036
    Secom Co., Ltd....................................   3,700  257,822
    Sega Sammy Holdings, Inc..........................  28,300  266,688
    Seibu Holdings, Inc...............................   5,700  114,002
    Seika Corp........................................   5,000   11,759
    Seikagaku Corp....................................   4,600   66,566
    Seikitokyu Kogyo Co., Ltd.........................  10,000   46,476
    Seiko Epson Corp..................................  38,000  532,869
    Seiko Holdings Corp...............................  37,000  175,986
    Seino Holdings Co., Ltd...........................  29,100  316,990
    Seiren Co., Ltd...................................   9,600   99,961
    Sekisui Chemical Co., Ltd.........................  45,000  549,994
    Sekisui House, Ltd................................  43,900  691,028
    Sekisui Jushi Corp................................   6,400   77,092
    Sekisui Plastics Co., Ltd.........................  15,000   48,809
    Senko Co., Ltd....................................  24,000  153,837
    Senshu Ikeda Holdings, Inc........................  52,400  214,213
    Senshukai Co., Ltd................................   7,500   47,061
    Septeni Holdings Co., Ltd.........................   2,900   65,562
    Seria Co., Ltd....................................   1,500   72,558
    Seven & I Holdings Co., Ltd.......................  15,200  677,957
    Seven Bank, Ltd...................................  16,200   68,996
#*  Sharp Corp........................................ 158,000  183,089
    Shibuya Corp......................................   3,900   48,671
    Shiga Bank, Ltd. (The)............................  52,000  232,191
    Shikoku Bank, Ltd. (The)..........................  43,000   88,591
    Shikoku Chemicals Corp............................   6,000   51,547
    Shikoku Electric Power Co., Inc...................  13,700  199,052
#   Shima Seiki Manufacturing, Ltd....................   6,400   99,149
    Shimachu Co., Ltd.................................   5,600  127,131
    Shimadzu Corp.....................................  12,000  185,805
    Shimamura Co., Ltd................................   2,400  268,466
    Shimano, Inc......................................   2,700  430,717
    Shimizu Corp......................................  22,000  170,553
    Shin-Etsu Chemical Co., Ltd.......................  12,400  633,346
    Shin-Etsu Polymer Co., Ltd........................  10,000   55,422
    Shindengen Electric Manufacturing Co., Ltd........  16,000   57,728

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Shinkawa, Ltd.....................................   6,900 $   30,840
    Shinko Electric Industries Co., Ltd...............  14,600     89,374
    Shinko Plantech Co., Ltd..........................   7,300     57,361
    Shinko Shoji Co., Ltd.............................   5,100     51,863
    Shinmaywa Industries, Ltd.........................   9,000     72,697
    Shinnihon Corp....................................   8,500     41,126
    Shinoken Group Co., Ltd...........................   2,700     46,166
    Shinsei Bank, Ltd................................. 126,000    196,934
    Shinwa Co., Ltd...................................   1,400     17,309
    Shionogi & Co., Ltd...............................   5,800    253,109
    Ship Healthcare Holdings, Inc.....................   8,400    200,677
    Shiseido Co., Ltd.................................  12,400    234,065
    Shizuoka Bank, Ltd. (The).........................  34,000    296,809
    Shizuoka Gas Co., Ltd.............................  16,300    107,415
    Shochiku Co., Ltd.................................  11,000     96,136
    Shoei Co., Ltd....................................   1,800     32,551
    Shoei Foods Corp..................................   1,800     22,175
    Showa Corp........................................  13,000    114,526
    Showa Denko KK.................................... 328,000    359,406
    Showa Sangyo Co., Ltd.............................  23,000     90,218
    Showa Shell Sekiyu K.K............................  15,500    126,507
#   Siix Corp.........................................   4,100    118,637
    Sinfonia Technology Co., Ltd......................  44,000     63,385
    Sinko Industries, Ltd.............................   2,300     29,964
    Sintokogio, Ltd...................................  10,000     75,214
    SKY Perfect JSAT Holdings, Inc....................  34,300    194,626
    SMC Corp..........................................     600    135,890
    SMK Corp..........................................  15,000     73,873
    SMS Co., Ltd......................................   1,800     35,130
    Sodick Co., Ltd...................................  11,200     73,611
    SoftBank Group Corp...............................  26,000  1,144,922
    Sogo Medical Co., Ltd.............................   2,500     90,560
#   Sohgo Security Services Co., Ltd..................   2,600    127,018
    Sojitz Corp....................................... 222,300    480,155
    Sompo Japan Nipponkoa Holdings, Inc...............  11,900    352,916
#   Sony Corp.........................................  63,100  1,464,507
    Sony Corp. Sponsored ADR..........................   9,300    222,084
    Sony Financial Holdings, Inc......................   7,900    130,722
    Sotetsu Holdings, Inc.............................  28,000    162,789
    Sparx Group Co., Ltd..............................  14,500     29,818
    Square Enix Holdings Co., Ltd.....................   4,200    100,928
    SRA Holdings......................................   1,600     37,530
    St Marc Holdings Co., Ltd.........................   3,600     96,757
    Stanley Electric Co., Ltd.........................  24,800    545,796
#   Star Micronics Co., Ltd...........................   8,600     94,104
    Start Today Co., Ltd..............................   5,000    159,247
    Starts Corp., Inc.................................   6,500    126,936
#   Starzen Co., Ltd..................................   1,100     29,642
    Stella Chemifa Corp...............................   2,400     41,525
    Studio Alice Co., Ltd.............................   2,500     43,221
    Sugi Holdings Co., Ltd............................   2,500    129,624
    Sumco Corp........................................  45,200    305,251
#   Sumida Corp.......................................   5,900     32,080

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Suminoe Textile Co., Ltd..........................   9,000 $   23,639
    Sumitomo Bakelite Co., Ltd........................  43,000    163,800
    Sumitomo Chemical Co., Ltd........................ 216,000  1,097,495
#   Sumitomo Corp.....................................  34,200    340,910
#   Sumitomo Dainippon Pharma Co., Ltd................   6,200     69,082
    Sumitomo Densetsu Co., Ltd........................   2,900     34,977
    Sumitomo Electric Industries, Ltd.................  76,900  1,013,230
    Sumitomo Forestry Co., Ltd........................  23,600    299,643
    Sumitomo Heavy Industries, Ltd.................... 106,000    419,652
    Sumitomo Metal Mining Co., Ltd....................  53,000    562,387
#   Sumitomo Mitsui Construction Co., Ltd............. 220,300    181,781
    Sumitomo Mitsui Financial Group, Inc..............  67,100  2,251,112
    Sumitomo Mitsui Trust Holdings, Inc............... 110,000    351,714
    Sumitomo Osaka Cement Co., Ltd....................  81,000    330,163
    Sumitomo Precision Products Co., Ltd..............   1,000      3,270
    Sumitomo Real Estate Sales Co., Ltd...............   2,500     52,707
    Sumitomo Realty & Development Co., Ltd............   6,000    168,194
    Sumitomo Riko Co., Ltd............................   7,800     71,098
    Sumitomo Rubber Industries, Ltd...................  45,200    573,669
#   Sumitomo Seika Chemicals Co., Ltd.................  12,000     69,514
    Sumitomo Warehouse Co., Ltd. (The)................  31,000    159,761
    Sun Corp..........................................   3,300     21,472
#   Sun Frontier Fudousan Co., Ltd....................   6,100     51,793
    Sundrug Co., Ltd..................................   1,900    125,873
    Suntory Beverage & Food, Ltd......................   3,500    161,868
    Suruga Bank, Ltd..................................   5,500     99,855
    Suzuken Co., Ltd..................................   9,170    317,190
    Suzuki Motor Corp.................................  18,600    571,075
*   SWCC Showa Holdings Co., Ltd......................  80,000     41,417
    Sysmex Corp.......................................   2,500    160,981
    T Hasegawa Co., Ltd...............................   5,500     72,149
    T RAD Co., Ltd....................................   5,000      7,863
    T&D Holdings, Inc.................................  41,500    474,875
    T-Gaia Corp.......................................   4,000     43,411
    Tabuchi Electric Co., Ltd.........................   8,700     49,409
    Tachi-S Co., Ltd..................................   6,400     98,168
    Tachibana Eletech Co., Ltd........................   1,080     10,690
    Tadano, Ltd.......................................  26,000    261,266
    Taihei Dengyo Kaisha, Ltd.........................  10,000    104,210
    Taiheiyo Cement Corp.............................. 265,000    763,977
    Taiho Kogyo Co., Ltd..............................   4,000     43,301
    Taikisha, Ltd.....................................   5,000    107,078
#   Taiko Pharmaceutical Co., Ltd.....................     700      8,455
    Taisei Corp.......................................  53,000    329,848
    Taisho Pharmaceutical Holdings Co., Ltd...........   1,100     74,160
    Taiyo Holdings Co., Ltd...........................   2,300     77,596
    Taiyo Nippon Sanso Corp...........................  32,400    293,193
    Taiyo Yuden Co., Ltd..............................  27,100    313,711
    Takamatsu Construction Group Co., Ltd.............   3,400     64,882
    Takaoka Toko Co., Ltd.............................   3,000     35,099
    Takara Holdings, Inc..............................  14,200    106,385
    Takara Leben Co., Ltd.............................  18,800     96,654
    Takara Standard Co., Ltd..........................  21,000    148,616

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Takasago International Corp.......................   3,400 $ 75,393
    Takasago Thermal Engineering Co., Ltd.............   6,900   92,196
    Takashimaya Co., Ltd..............................  50,000  428,237
#*  Takata Corp.......................................   8,300   45,819
    Takeda Pharmaceutical Co., Ltd....................   8,600  416,444
    Takeei Corp.......................................   4,900   37,267
    Takeuchi Manufacturing Co., Ltd...................   7,800  121,857
    Takiron Co., Ltd..................................  15,000   73,199
    Takuma Co., Ltd...................................  11,000   85,221
#   Tamron Co., Ltd...................................   4,200   60,033
    Tamura Corp.......................................  15,000   39,524
#   Tanseisha Co., Ltd................................   2,550   16,271
#   TASAKI & Co., Ltd.................................   3,100   39,830
    Tatsuta Electric Wire and Cable Co., Ltd..........  12,300   41,572
    TDK Corp..........................................  12,600  692,109
    TDK Corp. Sponsored ADR...........................   1,200   67,428
    Teijin, Ltd....................................... 209,000  765,761
    Teikoku Sen-I Co., Ltd............................   3,500   37,619
    Tekken Corp.......................................  33,000   79,728
    Temp Holdings Co., Ltd............................   9,300  137,596
    Tenma Corp........................................   4,000   73,652
    Terumo Corp.......................................   8,200  260,724
    THK Co., Ltd......................................  20,000  319,574
    TKC Corp..........................................   2,900   70,693
    Toa Corp.(6894434)................................   5,100   51,183
    Toa Corp.(6894508)................................  44,000  114,394
    TOA ROAD Corp.....................................  15,000   50,838
    Toagosei Co., Ltd.................................  25,700  214,775
#*  Tobishima Corp....................................  39,700   59,856
    Tobu Railway Co., Ltd.............................  29,000  141,442
    TOC Co., Ltd......................................   2,600   20,683
    Tocalo Co., Ltd...................................   3,200   61,201
    Tochigi Bank, Ltd. (The)..........................   6,000   28,534
    Toda Corp.........................................  51,000  246,182
#   Toda Kogyo Corp...................................  14,000   32,648
    Toei Co., Ltd.....................................  13,000  122,366
    Toenec Corp.......................................   6,000   38,264
    Toho Bank, Ltd. (The).............................  52,000  175,950
    Toho Co., Ltd.....................................   2,800   73,210
    Toho Gas Co., Ltd.................................  34,000  223,610
#   Toho Holdings Co., Ltd............................   9,200  213,592
*   Toho Titanium Co., Ltd............................  10,800   83,304
    Toho Zinc Co., Ltd................................  38,000   76,986
    Tohoku Electric Power Co., Inc....................  14,700  184,607
    Tokai Carbon Co., Ltd.............................  50,000  135,766
    Tokai Corp/Gifu...................................   1,500   40,691
#   TOKAI Holdings Corp...............................  23,800  111,429
    Tokai Rika Co., Ltd...............................  12,100  297,656
    Tokai Tokyo Financial Holdings, Inc...............  42,200  236,935
    Token Corp........................................   1,300   97,766
    Tokio Marine Holdings, Inc........................  22,400  801,464
    Tokio Marine Holdings, Inc. ADR...................   1,600   57,056
    Toko, Inc.........................................  12,000   38,452

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Tokushu Tokai Paper Co., Ltd......................  20,000 $ 57,244
#*  Tokuyama Corp.....................................  20,000   39,539
    Tokyo Broadcasting System Holdings, Inc...........   7,700  117,279
#   Tokyo Dome Corp...................................  36,000  172,477
*   Tokyo Electric Power Co., Inc.....................  43,700  219,588
    Tokyo Electron, Ltd...............................   4,500  291,377
    Tokyo Energy & Systems, Inc.......................   5,000   41,127
    Tokyo Gas Co., Ltd................................  65,000  299,497
    Tokyo Keiki, Inc..................................  14,000   23,914
    Tokyo Ohka Kogyo Co., Ltd.........................   6,100  190,619
*   Tokyo Rope Manufacturing Co., Ltd.................  56,000   77,093
    Tokyo Seimitsu Co., Ltd...........................   7,300  156,600
    Tokyo Steel Manufacturing Co., Ltd................  21,100  149,136
    Tokyo Tatemono Co., Ltd...........................  30,600  329,205
    Tokyo Tekko Co., Ltd..............................   3,000   12,604
    Tokyo TY Financial Group, Inc.....................   2,700   82,776
    Tokyotokeiba Co., Ltd.............................  31,000   68,297
    Tokyu Construction Co., Ltd.......................  16,800  113,327
    Tokyu Corp........................................  26,000  202,641
    Tokyu Fudosan Holdings Corp.......................  85,600  561,385
    TOMONY Holdings, Inc..............................  32,900  113,129
    Tomy Co., Ltd.....................................  11,500   71,793
    Tonami Holdings Co., Ltd..........................   3,000    8,339
    TonenGeneral Sekiyu K.K...........................   9,000   73,370
    Topcon Corp.......................................  11,300  160,327
    Toppan Forms Co., Ltd.............................   8,100   97,315
    Toppan Printing Co., Ltd..........................  39,000  339,374
    Topre Corp........................................   7,100  156,450
    Topy Industries, Ltd..............................  52,000  103,663
    Toray Industries, Inc.............................  64,000  542,516
    Toridoll.corp.....................................   3,200   58,477
    Torii Pharmaceutical Co., Ltd.....................   2,800   63,486
    Torishima Pump Manufacturing Co., Ltd.............   5,200   39,580
    Tosei Corp........................................   7,300   45,013
#*  Toshiba Corp...................................... 425,000  709,604
    Toshiba Machine Co., Ltd..........................  27,000   82,587
    Toshiba Plant Systems & Services Corp.............   7,400   86,462
    Toshiba TEC Corp..................................  45,000  144,836
    Tosho Co., Ltd....................................   1,800   52,563
    Tosho Printing Co., Ltd...........................  10,000   42,054
    Tosoh Corp........................................ 125,000  604,902
    Totetsu Kogyo Co., Ltd............................   4,200  101,717
#   TOTO, Ltd.........................................   5,499  178,470
    Towa Bank, Ltd. (The)............................. 102,000   79,971
    Towa Corp.........................................   4,500   25,861
    Towa Pharmaceutical Co., Ltd......................   2,700  150,379
    Toyo Construction Co., Ltd........................  20,300   90,553
    Toyo Corp.........................................   5,700   52,643
    Toyo Denki Seizo K.K..............................   6,000   17,417
*   Toyo Engineering Corp.............................  20,000   49,597
    Toyo Ink SC Holdings Co., Ltd.....................  44,000  165,776
    Toyo Kanetsu K.K..................................  21,000   43,806
    Toyo Kohan Co., Ltd...............................   9,700   31,433

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Toyo Securities Co., Ltd..........................  18,000 $   54,913
    Toyo Seikan Group Holdings, Ltd...................  24,500    444,564
#   Toyo Suisan Kaisha, Ltd...........................   5,400    187,006
    Toyo Tanso Co., Ltd...............................   3,800     53,024
#   Toyo Tire & Rubber Co., Ltd.......................  13,100    280,266
    Toyo Wharf & Warehouse Co., Ltd...................   8,000     11,548
    Toyobo Co., Ltd................................... 226,000    297,101
    Toyoda Gosei Co., Ltd.............................  14,800    320,649
    Toyota Boshoku Corp...............................  12,000    243,575
    Toyota Motor Corp................................. 144,900  8,727,264
    Toyota Motor Corp. Sponsored ADR..................  10,100  1,212,303
    Toyota Tsusho Corp................................  32,600    746,126
    TPR Co., Ltd......................................   4,600    122,500
#   Trancom Co., Ltd..................................   1,100     65,708
    Transcosmos, Inc..................................   3,300     81,619
*   Trend Micro, Inc..................................   3,800    159,861
    Trusco Nakayama Corp..............................   3,300    117,545
    TS Tech Co., Ltd..................................   8,700    215,821
    TSI Holdings Co., Ltd.............................  17,300    124,280
    Tsubakimoto Chain Co..............................  31,000    220,263
    Tsugami Corp......................................  19,000     69,879
#   Tsukishima Kikai Co., Ltd.........................   3,900     36,103
    Tsukuba Bank, Ltd.................................  18,400     57,159
    Tsukui Corp.......................................   5,100     55,530
    Tsumura & Co......................................   8,100    220,641
    Tsuruha Holdings, Inc.............................   1,700    141,074
    Tsurumi Manufacturing Co., Ltd....................   3,100     46,850
    TV Asahi Holdings Corp............................   5,800    105,625
    Tv Tokyo Holdings Corp............................   4,800     88,077
#   Tyo, Inc..........................................  18,000     27,431
#   U-Shin, Ltd.......................................   6,000     33,182
    UACJ Corp.........................................  59,000    128,630
    Ube Industries, Ltd............................... 253,000    492,765
    UKC Holdings Corp.................................   4,400     91,967
    Ulvac, Inc........................................   8,400    213,991
    Unicharm Corp.....................................  12,900    251,807
#   Union Tool Co.....................................   1,000     24,576
    Unipres Corp......................................   7,800    164,437
    United Arrows, Ltd................................   2,200    106,410
    United Super Markets Holdings, Inc................   8,700     79,978
#*  Unitika, Ltd...................................... 137,000     57,441
    Universal Entertainment Corp......................   5,400     94,609
#   Unizo Holdings Co., Ltd...........................   2,500     92,084
    UNY Group Holdings Co., Ltd.......................  29,600    189,638
*   Usen Corp.........................................  10,900     32,065
    Ushio, Inc........................................  24,300    315,913
    USS Co., Ltd......................................  10,000    153,616
    V Technology Co., Ltd.............................   1,300     42,865
    Valor Holdings Co., Ltd...........................   7,900    171,035
    Vital KSK Holdings, Inc...........................   6,900     52,211
    VT Holdings Co., Ltd..............................  14,000     82,106
    Wacoal Holdings Corp..............................  27,000    315,672
#   Wacom Co., Ltd....................................  36,800    140,012

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Wakachiku Construction Co., Ltd................... 38,000 $ 41,699
    Wakita & Co., Ltd.................................  8,800   65,860
    Warabeya Nichiyo Co., Ltd.........................  2,600   54,441
#*  WATAMI Co., Ltd...................................  1,500   10,495
    Welcia Holdings Co., Ltd..........................  1,200   64,791
#   West Holdings Corp................................  4,600   30,773
    West Japan Railway Co.............................  2,900  187,888
    Wowow, Inc........................................  2,200   52,745
    Xebio Holdings Co., Ltd...........................  6,800  119,916
    Yahagi Construction Co., Ltd......................  7,200   45,066
    Yahoo Japan Corp.................................. 33,300  127,037
    Yakult Honsha Co., Ltd............................  1,500   69,097
    YAMABIKO Corp.....................................  4,800   34,116
    Yamada Denki Co., Ltd............................. 94,100  455,695
#   Yamagata Bank, Ltd. (The)......................... 34,000  131,225
    Yamaguchi Financial Group, Inc.................... 35,000  379,006
    Yamaha Corp....................................... 13,200  315,063
    Yamaha Motor Co., Ltd............................. 26,300  526,805
    Yamaichi Electronics Co., Ltd.....................  6,900   43,579
    Yamanashi Chuo Bank, Ltd. (The)................... 34,000  159,675
    Yamatane Corp..................................... 26,000   37,997
#   Yamato Holdings Co., Ltd..........................  9,400  206,384
    Yamato Kogyo Co., Ltd.............................  9,400  222,554
    Yamazaki Baking Co., Ltd.......................... 16,000  349,007
    Yamazen Corp...................................... 10,400   86,709
    Yaoko Co., Ltd....................................  2,200   92,147
#   Yaskawa Electric Corp............................. 27,200  301,843
    Yellow Hat, Ltd...................................  3,000   57,921
    Yodogawa Steel Works, Ltd.........................  5,300   98,174
    Yokogawa Bridge Holdings Corp.....................  8,500   76,673
#   Yokogawa Electric Corp............................ 32,700  366,144
#   Yokohama Reito Co., Ltd...........................  9,700   85,368
    Yokohama Rubber Co., Ltd. (The)................... 26,200  392,784
    Yomiuri Land Co., Ltd.............................  3,000   10,348
    Yondoshi Holdings, Inc............................  2,200   49,790
    Yorozu Corp.......................................  3,900   83,459
    Yoshinoya Holdings Co., Ltd.......................  7,700   93,425
    Yuasa Trading Co., Ltd............................  2,400   54,034
    Yumeshin Holdings Co., Ltd........................  6,500   31,400
    Yurtec Corp....................................... 10,000   76,465
    Yusen Logistics Co., Ltd..........................  4,100   48,611
*   Zenitaka Corp. (The).............................. 10,000   43,845
    Zenkoku Hosho Co., Ltd............................  1,900   59,547
    Zenrin Co., Ltd...................................  2,600   53,720
    Zensho Holdings Co., Ltd.......................... 12,700  154,494
    Zeon Corp......................................... 26,000  175,368
    ZERIA Pharmaceutical Co., Ltd.....................  3,800   44,580
    Zojirushi Corp....................................  5,000   71,619
#   Zuiko Corp........................................    700   24,098

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Zuken, Inc........................................   2,800 $     26,445
                                                               ------------
TOTAL JAPAN...........................................          235,676,591
                                                               ------------
MALAYSIA -- (0.7%)
    Aeon Co. M Bhd....................................  76,000       45,875
    AirAsia BHD....................................... 259,900       89,336
    Alliance Financial Group Bhd...................... 136,600      112,294
    AMMB Holdings Bhd................................. 299,200      315,078
    Astro Malaysia Holdings Bhd....................... 100,900       67,935
    Axiata Group Bhd..................................  51,888       70,254
    Berjaya Auto Bhd..................................  80,100       41,947
    Berjaya Corp. Bhd................................. 651,200       57,466
    Berjaya Sports Toto Bhd...........................  71,406       53,821
    BIMB Holdings Bhd.................................  58,100       48,735
    British American Tobacco Malaysia Bhd.............   4,500       62,797
*   Bumi Armada Bhd................................... 419,200      105,654
    Bursa Malaysia Bhd................................  27,500       55,409
    Cahya Mata Sarawak Bhd............................  62,900       78,358
    Carlsberg Brewery Malaysia Bhd Class B............  11,400       32,104
    CIMB Group Holdings Bhd........................... 308,200      309,233
    Coastal Contracts Bhd.............................  22,700        8,913
    Dayang Enterprise Holdings Bhd....................  39,800       10,899
    Dialog Group Bhd.................................. 151,100       57,722
    DiGi.Com Bhd......................................  77,600       91,341
    DRB-Hicom Bhd..................................... 200,400       50,367
*   Eastern & Oriental Bhd............................ 114,750       40,336
*   Eco World Development Group Bhd................... 165,000       51,400
*   Evergreen Fibreboard Bhd..........................  78,450       23,343
    Felda Global Ventures Holdings Bhd................ 252,300      105,111
    Gamuda Bhd........................................ 201,400      221,951
    Genting Bhd....................................... 133,300      253,359
    Genting Malaysia Bhd.............................. 106,800      115,275
    Genting Plantations Bhd...........................  21,000       57,816
    Globetronics Technology Bhd.......................  18,100       23,862
    Guinness Anchor Bhd...............................   5,800       18,630
    HAP Seng Consolidated Bhd.........................  63,700      110,519
    Hartalega Holdings Bhd............................  24,200       31,480
    Hong Leong Bank Bhd...............................  48,880      154,389
    Hong Leong Financial Group Bhd....................  37,278      124,261
    IHH Healthcare Bhd................................  17,400       27,512
    IJM Corp. Bhd..................................... 440,900      367,165
    Inari Amertron Bhd................................  38,375       29,952
    IOI Corp. Bhd.....................................  93,400      109,460
    IOI Properties Group Bhd.......................... 121,500       62,554
    Jaya Tiasa Holdings BHD........................... 117,200       41,122
    Karex Bhd.........................................  32,300       31,875
*   KNM Group Bhd..................................... 193,920       23,162
    Kossan Rubber Industries..........................  40,700       69,722
    KPJ Healthcare Bhd................................  47,200       49,202
    KSL Holdings BHD..................................  98,419       30,119
    Kuala Lumpur Kepong Bhd...........................  10,200       58,841
    Kulim Malaysia BHD................................  97,500       89,049
    Lafarge Malaysia Bhd..............................  27,800       61,479

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES  VALUE++
                                                         ------- --------
MALAYSIA -- (Continued)
    Magnum Bhd..........................................  71,600 $ 42,599
    Mah Sing Group Bhd.................................. 212,375   65,570
    Malayan Banking Bhd................................. 157,897  327,026
    Malaysia Airports Holdings Bhd......................  90,000  125,965
    Malaysia Building Society Bhd.......................  31,400   10,968
*   Malaysia Marine and Heavy Engineering Holdings Bhd..  61,800   14,362
    Malaysian Pacific Industries Bhd....................  15,600   30,540
    Malaysian Resources Corp. Bhd....................... 201,000   56,799
    Matrix Concepts Holdings Bhd........................  37,333   21,322
    Maxis Bhd...........................................  20,700   28,592
    MBM Resources BHD...................................  26,700   14,446
    Media Prima Bhd..................................... 146,900   45,303
    MISC Bhd............................................  68,800  145,679
    Mitrajaya Holdings Bhd..............................  98,500   27,281
    MMC Corp. Bhd....................................... 137,400   61,431
    Muhibbah Engineering M Bhd..........................  77,600   42,609
    My EG Services Bhd..................................  70,200   38,797
    Oldtown Bhd.........................................  48,400   18,948
    OSK Holdings BHD....................................  80,100   29,713
    Padini Holdings Bhd.................................  60,100   29,220
*   Parkson Holdings Bhd................................  66,780   15,716
*   Perisai Petroleum Teknologi Bhd..................... 141,200    9,815
    Petronas Chemicals Group Bhd........................ 109,100  189,400
    Petronas Dagangan Bhd...............................  13,400   82,447
    Petronas Gas Bhd....................................  19,500  107,911
    Pos Malaysia Bhd....................................  88,800   48,354
    PPB Group Bhd.......................................  35,600  142,583
    Press Metal Bhd..................................... 129,000   58,076
    Public Bank Bhd.....................................  48,200  213,890
    QL Resources Bhd....................................  63,300   69,485
    RHB Capital Bhd.....................................  95,120  125,069
    Sapurakencana Petroleum Bhd......................... 719,500  329,503
    Scientex Bhd........................................   8,200   20,759
    Sime Darby Bhd......................................  96,000  186,632
    SP Setia Bhd Group..................................  76,408   53,374
    Sunway Bhd.......................................... 157,300  111,814
*   Sunway Construction Group Bhd.......................  10,290    3,378
    Supermax Corp. Bhd..................................  87,100   62,473
    Syarikat Takaful Malaysia Bhd.......................  28,600   26,062
    Ta Ann Holdings Bhd.................................  29,600   35,855
    TDM BHD.............................................   3,500      568
    Telekom Malaysia Bhd................................  41,700   65,459
    Tenaga Nasional Bhd.................................  40,700  133,523
    Time dotCom Bhd.....................................  28,500   52,429
    Top Glove Corp. Bhd.................................  91,000  119,038
    UEM Edgenta Bhd.....................................  36,500   27,576
    UEM Sunrise Bhd..................................... 389,900   93,103
    UMW Holdings Bhd....................................  83,200  140,946
*   UMW Oil & Gas Corp. Bhd............................. 236,500   58,675
    Unisem M Bhd........................................  91,500   43,299
    UOA Development Bhd.................................  32,000   15,963
    VS Industry Bhd..................................... 145,500   47,163
    WCT Holdings Bhd.................................... 184,456   73,548

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
MALAYSIA -- (Continued)
    Westports Holdings Bhd..............................  49,400 $   48,387
    Yinson Holdings Bhd.................................  26,100     17,154
    YTL Corp. Bhd....................................... 831,500    313,071
    YTL Power International Bhd......................... 178,900     63,387
                                                                 ----------
TOTAL MALAYSIA..........................................          8,531,539
                                                                 ----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A......................... 322,819    601,401
    Alpek S.A.B. de C.V.................................  40,912     52,782
    Alsea S.A.B. de C.V.................................  93,045    330,571
    America Movil S.A.B. de C.V. Series L............... 153,500    108,496
    America Movil S.A.B. de C.V. Series L ADR...........  26,000    367,640
    Arca Continental S.A.B. de C.V......................  52,418    314,894
*   Axtel S.A.B. de C.V................................. 197,488     87,433
#   Banregio Grupo Financiero S.A.B. de C.V.............  41,498    195,435
    Bolsa Mexicana de Valores S.A.B. de C.V.............  53,426     72,608
*   Cemex S.A.B. de C.V................................. 381,064    172,067
*   Cemex S.A.B. de C.V. Sponsored ADR..................  55,432    251,107
    Coca-Cola Femsa S.A.B. de C.V. Series L.............  31,652    222,796
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........     800     56,112
    Consorcio ARA S.A.B. de C.V. Series *............... 197,546     58,269
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR...............................................   3,175     53,785
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A...........................................  33,124     56,248
#   Corp. Inmobiliaria Vesta S.A.B. de C.V..............  79,944    114,598
    Credito Real S.A.B. de C.V. SOFOM ER................  45,797     96,453
    El Puerto de Liverpool S.A.B. de C.V................   5,500     65,666
#*  Empresas ICA S.A.B. de C.V..........................  42,400     11,314
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   5,100      5,202
    Fomento Economico Mexicano S.A.B. de C.V............  18,670    177,047
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR...............................................   4,900    464,618
#*  Genomma Lab Internacional S.A.B. de C.V. Class B....  47,311     31,901
    Gentera S.A.B. de C.V............................... 223,930    401,741
    Gruma S.A.B. de C.V. Class B........................  20,200    304,485
*   Grupo Aeromexico S.A.B. de C.V......................  91,104    199,409
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..  24,400    113,379
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.   1,600    134,464
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................  15,461    130,207
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 500 68,350 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................  10,965    150,047
*   Grupo Bimbo S.A.B. de C.V. Series A.................  72,900    203,575
    Grupo Carso S.A.B. de C.V. Series A1................  63,527    256,871
#   Grupo Comercial Chedraui S.A. de C.V................  73,725    192,668
    Grupo Elektra S.A.B. de C.V.........................   4,896     92,158
*   Grupo Famsa S.A.B. de C.V. Class A..................  60,103     42,946
    Grupo Financiero Banorte S.A.B. de C.V.............. 147,391    767,926
    Grupo Financiero Inbursa S.A.B. de C.V.............. 143,488    231,555
#   Grupo Financiero Interacciones SA de C.V............  15,429     82,939
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................  94,446    145,800
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................   5,600     42,952
    Grupo Herdez S.A.B. de C.V. Series *................  20,300     48,663
    Grupo Lala S.A.B. de C.V............................  66,439    157,437
    Grupo Mexico S.A.B. de C.V. Series B................ 371,088    719,763
    Grupo Sanborns S.A.B. de C.V........................  54,000     69,965

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
MEXICO -- (Continued)
#*  Grupo Simec S.A.B. de C.V. Series B...............  29,596 $    62,577
    Grupo Televisa S.A.B. Series CPO.................. 206,755   1,094,889
    Grupo Televisa S.A.B. Sponsored ADR...............  14,900     394,552
#*  Hoteles City Express S.A.B. de C.V................  61,702      72,562
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  18,300      21,813
    Industrias Bachoco S.A.B. de C.V. ADR.............     200       8,664
    Industrias Bachoco S.A.B. de C.V. Series B........  40,332     145,538
#*  Industrias CH S.A.B. de C.V. Series B.............  39,200     115,086
    Industrias Penoles S.A.B. de C.V..................   8,300      79,157
#   Infraestructura Energetica Nova S.A.B. de C.V.....  15,657      61,470
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A... 102,300     244,163
*   La Comer S.A.B. de C.V............................  39,900      35,637
    Megacable Holdings S.A.B. de C.V..................  67,026     245,004
    Mexichem S.A.B. de C.V............................ 159,339     328,557
#*  Minera Frisco S.A.B. de C.V.......................  11,800       5,237
*   OHL Mexico S.A.B. de C.V..........................  66,694      62,474
*   Organizacion Soriana S.A.B. de C.V. Class B.......  38,800      83,214
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................  18,300     210,335
*   Qualitas Controladora S.A.B. de C.V...............  30,704      33,856
*   Telesites SAB de CV...............................  33,675      20,423
#   TV Azteca S.A.B. de C.V...........................  34,900       3,925
    Vitro S.A.B. de C.V. Series A.....................   4,378      12,720
    Wal-Mart de Mexico S.A.B. de C.V.................. 122,000     306,249
                                                               -----------
TOTAL MEXICO..........................................          12,173,845
                                                               -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................  23,811     752,067
    Accell Group......................................   4,174      84,759
    Aegon NV(5927375)................................. 110,224     623,314
    Aegon NV(007924103)...............................   3,153      17,906
    Akzo Nobel NV.....................................  28,083   1,801,439
    Akzo Nobel NV Sponsored ADR.......................   1,806      38,685
    AMG Advanced Metallurgical Group NV...............   6,486      59,110
    Amsterdam Commodities NV..........................   3,793      92,812
#*  APERAM SA.........................................  11,210     350,200
    Arcadis NV........................................  15,030     201,553
#   ArcelorMittal(B03XPL1)............................  32,509     123,331
    ArcelorMittal(B295F26)............................  11,759      44,919
    ASM International NV..............................  12,837     511,307
    ASML Holding NV(B929F46)..........................   1,499     137,581
    ASML Holding NV(B908F01)..........................   3,051     280,204
    BE Semiconductor Industries NV....................   6,391     129,517
    Beter Bed Holding NV..............................   1,634      38,115
    BinckBank NV......................................  15,939     127,106
    Boskalis Westminster..............................  16,314     642,661
#   Brunel International NV...........................   5,294      88,809
    Corbion NV........................................  10,089     224,288
#   Delta Lloyd NV....................................  24,240     143,397
*   Fugro NV..........................................  12,747     187,810
#   Gemalto NV........................................  10,876     653,553
#*  Heijmans NV.......................................   4,825      37,206
    Heineken NV.......................................  11,699   1,015,850
    IMCD Group NV.....................................   7,417     262,938

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    ING Groep NV......................................  83,607 $   952,475
    ING Groep NV Sponsored ADR........................  38,057     441,081
    KAS Bank NV.......................................   1,425      15,199
    Kendrion NV.......................................   3,032      71,156
    Koninklijke Ahold NV..............................  92,563   2,093,743
*   Koninklijke BAM Groep NV..........................  44,450     238,842
    Koninklijke DSM NV................................  31,921   1,547,274
    Koninklijke KPN NV................................ 392,784   1,519,937
    Koninklijke Philips NV(500472303).................  29,869     796,905
    Koninklijke Philips NV(5986622)...................  35,207     937,553
    Koninklijke Vopak NV..............................  16,694     726,112
    NN Group NV.......................................  16,309     552,532
*   OCI NV............................................   2,237      40,484
#*  Ordina NV.........................................  15,011      15,875
*   PostNL NV.........................................  76,363     277,891
    Randstad Holding NV...............................  19,394   1,056,561
    RELX NV...........................................  48,598     810,928
    RELX NV Sponsored ADR.............................   3,667      61,452
#*  SBM Offshore NV...................................  44,461     586,933
    Sligro Food Group NV..............................   1,258      46,110
    TKH Group NV......................................   8,952     332,695
    TNT Express NV....................................  52,638     449,052
*   TomTom NV.........................................  17,849     185,213
    Unilever NV(904784709)............................  20,813     924,305
#   Unilever NV(B12T3J1)..............................   6,494     284,952
    USG People NV.....................................  12,598     235,117
    Wessanen..........................................  10,190      86,512
    Wolters Kluwer NV.................................  37,368   1,272,509
                                                               -----------
TOTAL NETHERLANDS.....................................          25,229,835
                                                               -----------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd..................................  36,466      44,518
#   Air New Zealand, Ltd.............................. 142,246     272,892
    Auckland International Airport, Ltd...............  79,453     286,647
*   Chorus, Ltd.......................................  26,593      64,835
    Contact Energy, Ltd...............................  90,763     271,302
*   Diligent Corp.....................................   8,108      31,535
    Ebos Group, Ltd...................................   4,961      43,361
    Fisher & Paykel Healthcare Corp., Ltd.............  67,337     378,537
#   Fletcher Building, Ltd.(6341606)..................  91,533     410,345
    Fletcher Building, Ltd.(6341617)..................   2,494      11,190
    Freightways, Ltd..................................  27,308     112,596
    Genesis Energy, Ltd...............................  70,448      86,922
    Heartland Bank, Ltd...............................  43,958      35,353
    Infratil, Ltd.....................................  89,231     179,443
    Mainfreight, Ltd..................................  18,075     174,636
    Meridian Energy, Ltd..............................  87,586     133,860
#   Metlifecare, Ltd..................................  24,113      69,154
    Mighty River Power, Ltd...........................  73,527     126,700
    New Zealand Refining Co., Ltd. (The)..............  34,536      83,073
    Nuplex Industries, Ltd............................  46,611     125,668
#   Port of Tauranga, Ltd.............................   7,758      94,019
    Restaurant Brands New Zealand, Ltd................   3,753      10,286

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Ryman Healthcare, Ltd.............................  30,634 $  159,919
    SKY Network Television, Ltd.......................  68,314    202,907
    SKYCITY Entertainment Group, Ltd.................. 122,138    370,708
    Spark New Zealand, Ltd............................ 253,868    555,300
    Summerset Group Holdings, Ltd.....................  37,007     95,464
    Tower, Ltd........................................  33,200     39,299
    Trade Me Group, Ltd...............................  77,902    203,057
    TrustPower, Ltd...................................   1,960      9,591
    Vector, Ltd.......................................  24,043     50,372
*   Xero, Ltd.........................................   3,239     35,424
    Z Energy, Ltd.....................................  14,750     64,400
                                                               ----------
TOTAL NEW ZEALAND.....................................          4,833,313
                                                               ----------
NORWAY -- (0.6%)
#*  Akastor ASA.......................................  21,418     21,539
    Aker ASA Class A..................................   8,644    153,917
#   Aker Solutions ASA................................  36,158    109,664
    American Shipping Co. ASA.........................   1,624      4,761
    Atea ASA..........................................   7,404     60,266
    Austevoll Seafood ASA.............................  18,328    117,602
    Bakkafrost P/F....................................   4,917    163,769
    Borregaard ASA....................................  18,567     94,230
    BW LPG, Ltd.......................................  12,423     95,387
    BW Offshore, Ltd..................................  27,960      6,877
#*  Det Norske Oljeselskap ASA........................  31,110    190,057
    DNB ASA...........................................  36,787    443,874
#*  DNO ASA...........................................  64,856     43,454
    Entra ASA.........................................   9,450     74,413
*   Fred Olsen Energy ASA.............................   6,656     26,565
    Frontline, Ltd....................................  32,025     70,584
    Gjensidige Forsikring ASA.........................   7,784    123,860
#   Hexagon Composites ASA............................   4,649     11,087
#   Hoegh LNG Holdings, Ltd...........................   4,283     44,657
*   Kongsberg Automotive ASA.......................... 161,629    109,779
#   Kongsberg Gruppen ASA.............................   4,879     77,806
    Kvaerner ASA......................................  55,434     43,161
    Leroy Seafood Group ASA...........................   2,475     94,921
    Marine Harvest ASA................................  15,553    211,976
#*  Nordic Semiconductor ASA..........................  19,943     93,221
    Norsk Hydro ASA................................... 145,699    484,364
#*  Norwegian Air Shuttle ASA.........................   3,339    101,482
#   Ocean Yield ASA...................................   8,351     57,871
#   Opera Software ASA................................  23,872    122,202
    Orkla ASA.........................................  12,237     99,137
#   Petroleum Geo-Services ASA........................  49,576    151,287
#   Prosafe SE........................................  46,759     76,189
    Protector Forsikring ASA..........................   6,647     54,968
*   REC Silicon ASA................................... 524,932     80,530
    Salmar ASA........................................   4,691     92,493
    Schibsted ASA Class A.............................   2,647     77,692
*   Schibsted ASA Class B.............................   1,489     41,874
#*  Seadrill, Ltd.(B09RMQ1)...........................  44,321     95,575
#*  Seadrill, Ltd.(B0HWHV8)...........................  19,178     39,699

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA...........................    23,414 $   96,911
    Statoil ASA.......................................    70,073    958,842
    Statoil ASA Sponsored ADR.........................    13,666    185,858
    Stolt-Nielsen, Ltd................................     5,960     68,445
*   Storebrand ASA....................................    85,006    346,251
*   Subsea 7 SA.......................................    46,713    279,724
    Telenor ASA.......................................    22,079    360,158
#   TGS Nopec Geophysical Co. ASA.....................    24,766    358,916
    Tomra Systems ASA.................................    17,367    168,605
    Veidekke ASA......................................    10,482    131,309
    Wilh Wilhelmsen ASA...............................     2,459      9,238
    Wilh Wilhelmsen Holding ASA Class A...............     2,194     32,011
    XXL ASA...........................................     6,654     70,035
    Yara International ASA............................    11,249    426,446
                                                                 ----------
TOTAL NORWAY..........................................            7,555,539
                                                                 ----------
PERU -- (0.0%)
*   Cia de Minas Buenaventura SAA ADR.................     1,300      5,200
    Credicorp, Ltd....................................     1,267    128,423
                                                                 ----------
TOTAL PERU............................................              133,623
                                                                 ----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc......................    37,870     46,563
    Aboitiz Power Corp................................    42,800     37,464
    Alliance Global Group, Inc........................   388,900    121,005
    Ayala Corp........................................    11,090    158,814
    Ayala Land, Inc...................................   147,600     97,948
    Bank of the Philippine Islands....................    41,160     75,887
    BDO Unibank, Inc..................................   129,260    278,028
    Belle Corp........................................   455,000     22,735
    Bloomberry Resorts Corp...........................   623,500     53,895
    Cebu Air, Inc.....................................    55,940     90,718
    Cosco Capital, Inc................................   212,800     33,010
    D&L Industries, Inc...............................   200,400     34,207
    DMCI Holdings, Inc................................   365,600     87,945
*   East West Banking Corp............................    32,300     10,803
    Emperador, Inc....................................    59,900      9,246
    Energy Development Corp........................... 1,628,600    188,504
    Filinvest Land, Inc............................... 2,591,000     80,736
    First Gen Corp....................................   112,900     43,754
    First Philippine Holdings Corp....................    42,380     49,749
    Globe Telecom, Inc................................     2,005     78,784
    GT Capital Holdings, Inc..........................     6,850    186,241
    International Container Terminal Services, Inc....    63,910     81,857
    JG Summit Holdings, Inc...........................    60,260     85,075
    Jollibee Foods Corp...............................    28,050    121,225
    Lopez Holdings Corp...............................   506,100     55,265
    LT Group, Inc.....................................   326,800    109,253
    Manila Electric Co................................     9,730     63,454
    Manila Water Co., Inc.............................   161,100     82,330
    Megaworld Corp.................................... 1,605,200    121,100
    Metro Pacific Investments Corp.................... 1,128,000    130,873

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
PHILIPPINES -- (Continued)
    Metropolitan Bank & Trust Co......................  21,144 $   31,593
    Petron Corp....................................... 346,100     47,459
    Philippine Long Distance Telephone Co.............   1,290     60,277
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     900     42,228
*   Philippine National Bank..........................  37,990     39,925
    Puregold Price Club, Inc.......................... 124,100     85,958
    Rizal Commercial Banking Corp.....................  15,300     10,552
    Robinsons Land Corp............................... 288,900    152,219
    Robinsons Retail Holdings, Inc....................  41,020     51,103
    San Miguel Corp...................................  26,490     40,629
    Security Bank Corp................................  45,060    134,680
    Semirara Mining & Power Corp......................  17,490     43,761
    SM Investments Corp...............................   4,930     86,223
    SM Prime Holdings, Inc............................ 178,400     79,799
    Travellers International Hotel Group, Inc.........  98,200      7,965
    Union Bank of the Philippines.....................  11,570     13,812
    Universal Robina Corp.............................  24,580     99,976
    Vista Land & Lifescapes, Inc...................... 935,200     73,809
                                                               ----------
TOTAL PHILIPPINES.....................................          3,738,436
                                                               ----------
POLAND -- (0.3%)
*   Alior Bank SA.....................................   6,119     90,556
*   AmRest Holdings SE................................   1,327     60,337
    Asseco Poland SA..................................   4,307     59,417
    Bank Handlowy w Warszawie SA......................   4,464     82,059
*   Bank Millennium SA................................ 110,945    147,011
    Bank Pekao SA.....................................   2,163     72,774
*   Bank Zachodni WBK SA..............................   1,284     82,345
    Boryszew SA.......................................  12,353     13,016
    Budimex SA........................................     464     21,865
    CCC SA............................................   1,503     44,074
*   CD Projekt Red SA.................................   4,334     24,576
*   Cyfrowy Polsat SA.................................  16,884     89,152
    Enea SA...........................................  37,513    108,213
    Energa SA.........................................   3,196     10,624
    Eurocash SA.......................................   8,043    108,884
*   Getin Noble Bank SA...............................  32,891      3,644
*   Grupa Azoty SA....................................   7,430    188,415
    Grupa Kety SA.....................................     244     16,616
*   Grupa Lotos SA....................................  18,394    115,632
    ING Bank Slaski SA................................   1,055     28,241
*   Jastrzebska Spolka Weglowa SA.....................   7,074     15,303
    Kernel Holding SA.................................  12,341    136,074
    KGHM Polska Miedz SA..............................  13,847    196,017
    KRUK SA...........................................   1,313     52,680
    LPP SA............................................      49     64,552
    Lubelski Wegiel Bogdanka SA.......................     475      3,588
*   mBank SA..........................................   1,288     99,866
    Netia SA..........................................  13,254     18,135
    Orange Polska SA..................................  54,156     86,171
    PGE Polska Grupa Energetyczna SA..................  94,368    320,757
#   Polski Koncern Naftowy Orlen SA...................  28,887    443,015
    Polskie Gornictwo Naftowe i Gazownictwo SA........  40,356     51,506

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
POLAND -- (Continued)
*   Powszechna Kasa Oszczednosci Bank Polski SA.......    29,617 $  179,367
    Powszechny Zaklad Ubezpieczen SA..................    11,560     92,109
    Synthos SA........................................   104,522     99,220
    Tauron Polska Energia SA..........................   162,565    108,258
    Warsaw Stock Exchange.............................     3,411     28,936
                                                                 ----------
TOTAL POLAND..........................................            3,363,005
                                                                 ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................    18,331     74,481
*   Banco BPI SA......................................    62,392     68,279
#*  Banco Comercial Portugues SA Class R.............. 5,143,428    217,582
    Corticeira Amorim SGPS SA.........................     4,333     26,590
    CTT-Correios de Portugal SA.......................    23,403    203,293
    EDP - Energias de Portugal SA.....................    97,748    341,342
    EDP Renovaveis SA.................................    45,219    351,334
    Galp Energia SGPS SA..............................    69,653    826,407
    Jeronimo Martins SGPS SA..........................    22,446    313,039
#   Mota-Engil SGPS SA................................    18,188     28,690
    NOS SGPS SA.......................................    46,309    336,061
    Portucel SA.......................................    72,578    242,962
    REN - Redes Energeticas Nacionais SGPS SA.........    42,154    126,713
    Semapa-Sociedade de Investimento e Gestao.........     3,515     42,303
    Sonae SGPS SA.....................................   226,885    254,434
                                                                 ----------
TOTAL PORTUGAL........................................            3,453,510
                                                                 ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd.................................     8,487     13,881
    Gazprom PAO Sponsored ADR.........................   225,311    814,016
*   Globaltrans Investment P.L.C......................     5,753     22,499
    LUKOIL PJSC.......................................     8,682    295,371
    Magnitogorsk Iron & Steel Works OJSC GDR..........    12,652     40,229
*   Mail.ru Group, Ltd. GDR...........................     1,819     39,602
    MegaFon PJSC GDR..................................     4,740     56,889
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)............     9,222    106,854
    MMC Norilsk Nickel PJSC ADR(55315J102)............     2,808     32,376
    NOVATEK OAO GDR...................................       810     70,394
    Novolipetsk Steel AO GDR..........................     8,327     72,393
    Phosagro OAO GDR..................................     3,464     41,216
*   PIK Group PJSC GDR................................     5,506     15,170
    Ros Agro P.L.C. GDR...............................       770     10,457
    Rosneft OAO GDR...................................    21,859     78,546
    Rostelecom PJSC Sponsored ADR.....................     4,893     32,544
    RusHydro PJSC ADR.................................    97,882     85,910
    Sberbank of Russia PJSC Sponsored ADR.............    99,013    548,191
    Severstal PAO GDR.................................     6,022     48,853
    Tatneft PAO Sponsored ADR.........................     7,107    194,028
    TMK PAO GDR.......................................     5,570     15,331
    VimpelCom, Ltd. Sponsored ADR.....................    36,300    119,427
    VTB Bank PJSC GDR.................................    48,104     90,686

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR............................     4,399 $   81,343
                                                                 ----------
TOTAL RUSSIA..........................................            2,926,206
                                                                 ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust...............................   104,500     37,830
*   Biosensors International Group, Ltd...............   260,800    141,405
*   Boustead Projects, Ltd............................     3,600      1,707
    Boustead Singapore, Ltd...........................    49,800     27,758
    Bukit Sembawang Estates, Ltd......................     3,000      9,244
    CapitaLand, Ltd...................................   141,300    307,158
*   China Everbright Water, Ltd.......................    52,000     17,296
    China Merchants Holdings Pacific, Ltd.............    88,305     48,840
    Chip Eng Seng Corp., Ltd..........................   101,200     46,023
    City Developments, Ltd............................    28,500    139,803
    ComfortDelGro Corp., Ltd..........................   143,900    287,552
#   Cosco Corp. Singapore, Ltd........................   135,400     32,261
    CSE Global, Ltd...................................    44,000     13,609
#   CWT, Ltd..........................................    45,800     59,195
    Dairy Farm International Holdings, Ltd............    14,000     86,792
    DBS Group Holdings, Ltd...........................    73,100    726,712
*   Del Monte Pacific, Ltd............................   160,100     39,623
#   Dyna-Mac Holdings, Ltd............................    38,000      3,616
#   Ezion Holdings, Ltd...............................   329,200    120,876
#*  Ezra Holdings, Ltd................................   803,479     32,581
    First Resources, Ltd..............................   110,000    135,496
    Frasers Centrepoint, Ltd..........................    33,400     38,744
    Genting Singapore P.L.C...........................   190,700     95,119
    GL, Ltd...........................................   108,200     65,568
    Global Logistic Properties, Ltd...................    68,300     80,947
    Golden Agri-Resources, Ltd........................ 1,048,000    274,528
    Great Eastern Holdings, Ltd.......................     4,000     56,306
    GuocoLand, Ltd....................................    11,000     13,110
    Ho Bee Land, Ltd..................................    48,400     63,959
    Hong Fok Corp., Ltd...............................    22,000     10,691
    Hongkong Land Holdings, Ltd.......................    19,900    125,387
    Hutchison Port Holdings Trust.....................   713,900    341,106
#   Hyflux, Ltd.......................................   129,900     44,542
    Indofood Agri Resources, Ltd......................    86,300     26,217
    Jardine Cycle & Carriage, Ltd.....................     5,933    156,760
    Keppel Corp., Ltd.................................   146,300    521,748
    Keppel Infrastructure Trust.......................   179,800     58,194
    Lian Beng Group, Ltd..............................    40,000     11,947
    M1, Ltd...........................................    38,100     61,958
    Midas Holdings, Ltd...............................   272,500     49,058
    Nam Cheong, Ltd...................................   133,000      9,555
#*  Neptune Orient Lines, Ltd.........................   172,200    149,866
#   Noble Group, Ltd..................................   950,700    210,130
    Olam International, Ltd...........................    83,900     95,912
    OSIM International, Ltd...........................    86,000     61,552
    OUE, Ltd..........................................    56,800     65,880
    Oversea-Chinese Banking Corp., Ltd................   172,984    968,033
#   Petra Foods, Ltd..................................     5,000      8,114
    Raffles Education Corp., Ltd......................    50,000      8,413

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SINGAPORE -- (Continued)
    Raffles Medical Group, Ltd........................  46,107 $   131,671
    Religare Health Trust.............................  56,600      37,461
    SATS, Ltd.........................................  67,200     183,849
    SembCorp Industries, Ltd.......................... 187,596     334,294
#   SembCorp Marine, Ltd.............................. 144,800     160,109
    Sheng Siong Group, Ltd............................ 106,100      62,330
    SIA Engineering Co., Ltd..........................  16,600      40,404
*   SIIC Environment Holdings, Ltd....................  59,800      27,576
    Sinarmas Land, Ltd................................ 311,700      92,358
    Singapore Airlines, Ltd...........................  67,900     528,232
    Singapore Exchange, Ltd...........................  34,600     172,366
    Singapore Post, Ltd............................... 167,400     157,564
    Singapore Press Holdings, Ltd.....................  70,400     176,713
    Singapore Technologies Engineering, Ltd...........  55,000     111,565
    Singapore Telecommunications, Ltd................. 158,800     393,768
#*  Sino Grandness Food Industry Group, Ltd...........  38,000       9,150
#   SMRT Corp., Ltd...................................  95,800     102,918
    Stamford Land Corp., Ltd..........................  26,000       8,918
    StarHub, Ltd......................................  45,000     107,282
    Super Group, Ltd.................................. 107,200      57,177
#*  Swiber Holdings, Ltd..............................  29,250       3,799
#   Swissco Holdings, Ltd.............................  16,000       2,185
    Tat Hong Holdings, Ltd............................  18,000       5,908
    Tuan Sing Holdings, Ltd...........................  58,000      12,681
    UMS Holdings, Ltd.................................  27,000       9,605
    United Engineers, Ltd............................. 129,100     161,970
    United Industrial Corp., Ltd......................  18,000      38,026
    United Overseas Bank, Ltd.........................  48,500     616,570
    UOB-Kay Hian Holdings, Ltd........................  13,000      12,662
    UOL Group, Ltd....................................  77,700     307,824
#*  Vard Holdings, Ltd................................ 140,900      15,061
    Venture Corp., Ltd................................  28,400     155,596
    Wilmar International, Ltd.........................  56,800     114,841
    Wing Tai Holdings, Ltd............................ 114,900     124,115
                                                               -----------
TOTAL SINGAPORE.......................................          10,465,269
                                                               -----------
SOUTH AFRICA -- (1.4%)
    Adcock Ingram Holdings, Ltd.......................   8,475      20,927
    Adcorp Holdings, Ltd..............................   8,176       9,111
    Advtech, Ltd......................................   5,495       4,840
    Aeci, Ltd.........................................  23,369     122,245
    African Rainbow Minerals, Ltd.....................   6,489      23,519
    Alexander Forbes Group Holdings, Ltd..............  71,019      23,955
*   Anglo American Platinum, Ltd......................   7,406     108,827
*   AngloGold Ashanti, Ltd. Sponsored ADR............. 117,913     999,902
*   ArcelorMittal South Africa, Ltd...................   7,367       2,821
    Aspen Pharmacare Holdings, Ltd....................  16,187     275,586
    Assore, Ltd.......................................   4,588      23,868
    Astral Foods, Ltd.................................  11,415      70,327
*   Attacq, Ltd.......................................  53,030      56,398
*   Aveng, Ltd........................................  22,747       3,432
    AVI, Ltd..........................................  86,956     436,300
    Barclays Africa Group, Ltd........................  33,919     309,393

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd...................................  54,072 $242,267
    Bidvest Group, Ltd. (The).........................  37,623  868,832
    Blue Label Telecoms, Ltd..........................  92,207   71,453
*   Brait SE..........................................  11,826  123,257
    Capitec Bank Holdings, Ltd........................   4,645  141,468
    Cashbuild, Ltd....................................   6,169  106,541
    City Lodge Hotels, Ltd............................   2,829   25,988
    Clicks Group, Ltd.................................  45,588  249,718
    Clover Industries, Ltd............................  15,818   14,823
*   Consolidated Infrastructure Group, Ltd............  13,783   23,405
    Coronation Fund Managers, Ltd.....................  34,675  133,679
    DataTec, Ltd......................................  63,539  168,711
    Discovery, Ltd....................................  30,509  248,725
    Distell Group, Ltd................................   2,932   29,278
    DRDGOLD, Ltd......................................  67,874   19,045
    EOH Holdings, Ltd.................................  15,956  135,308
#   Exxaro Resources, Ltd.............................  12,620   48,837
    Famous Brands, Ltd................................  13,156   96,473
    FirstRand, Ltd.................................... 170,513  483,726
    Foschini Group, Ltd. (The)........................  38,713  302,122
    Gold Fields, Ltd..................................  30,473  104,570
    Gold Fields, Ltd. Sponsored ADR................... 164,405  558,977
    Grindrod, Ltd..................................... 145,534   90,932
    Group Five, Ltd...................................   5,162    5,139
*   Harmony Gold Mining Co., Ltd......................  38,004   69,817
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......  29,949   53,609
    Hudaco Industries, Ltd............................   7,242   45,718
    Illovo Sugar, Ltd.................................  45,254   53,675
*   Impala Platinum Holdings, Ltd.....................  26,110   54,547
    Imperial Holdings, Ltd............................  40,984  314,751
    Investec, Ltd.....................................  24,178  157,362
    Invicta Holdings, Ltd.............................   1,753    4,479
    JSE, Ltd..........................................  10,386   84,628
    KAP Industrial Holdings, Ltd...................... 252,813   93,930
#   Kumba Iron Ore, Ltd...............................   1,958    4,319
#   Lewis Group, Ltd..................................  21,067   58,026
    Liberty Holdings, Ltd.............................  26,421  186,186
    Life Healthcare Group Holdings, Ltd............... 123,902  273,687
    Massmart Holdings, Ltd............................  22,394  127,890
    Mediclinic International, Ltd.....................  33,490  254,656
    Metair Investments, Ltd...........................  39,137   58,015
    MMI Holdings, Ltd................................. 215,428  308,599
    Mondi, Ltd........................................   9,117  150,857
    Mpact, Ltd........................................  34,768   93,495
    Mr. Price Group, Ltd..............................  28,962  298,899
    MTN Group, Ltd....................................  97,002  857,198
    Murray & Roberts Holdings, Ltd....................  91,692   45,807
    Nampak, Ltd.......................................  98,620  121,939
    Naspers, Ltd. Class N.............................   5,379  679,761
    Nedbank Group, Ltd................................  18,443  219,094
    Netcare, Ltd...................................... 137,290  292,123
*   Northam Platinum, Ltd.............................  27,592   54,926
    Oceana Group, Ltd.................................  14,858  104,758

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH AFRICA -- (Continued)
    Omnia Holdings, Ltd...............................  15,738 $   116,646
    Peregrine Holdings, Ltd...........................  48,795      84,042
#   Pick n Pay Stores, Ltd............................  27,004      99,929
    Pioneer Foods Group, Ltd..........................   7,774      64,877
    PPC, Ltd.......................................... 125,112     103,733
    PSG Group, Ltd....................................   9,751     112,243
    Raubex Group, Ltd.................................  34,282      30,305
    Resilient REIT, Ltd...............................   2,252      16,821
    Reunert, Ltd......................................  31,130     125,928
*   Royal Bafokeng Platinum, Ltd......................   7,081      12,650
    Sanlam, Ltd....................................... 134,854     496,576
    Santam, Ltd.......................................   7,945      89,369
*   Sappi, Ltd........................................ 120,784     550,185
*   Sappi, Ltd. Sponsored ADR.........................   3,300      14,678
    Sasol, Ltd........................................   8,180     215,188
    Sasol, Ltd. Sponsored ADR.........................  32,299     839,774
    Shoprite Holdings, Ltd............................  29,710     274,337
    Sibanye Gold, Ltd................................. 137,419     305,875
    Sibanye Gold, Ltd. Sponsored ADR..................   7,300      64,678
    Spar Group, Ltd. (The)............................  13,748     158,982
    Spur Corp., Ltd...................................   3,691       6,744
    Standard Bank Group, Ltd..........................  81,354     579,239
    Steinhoff International Holdings NV............... 125,277     601,730
    Sun International, Ltd............................  21,197     104,439
*   Super Group, Ltd..................................  93,724     230,366
    Telkom SA SOC, Ltd................................  65,045     263,451
    Tiger Brands, Ltd.................................  11,516     211,595
    Tongaat Hulett, Ltd...............................  18,550     104,231
    Trencor, Ltd......................................  22,422      53,538
    Truworths International, Ltd......................  56,060     348,176
    Tsogo Sun Holdings, Ltd...........................  75,441     107,825
    Vodacom Group, Ltd................................   6,929      63,573
    Wilson Bayly Holmes-Ovcon, Ltd....................  14,941     101,185
    Woolworths Holdings, Ltd..........................  54,349     321,570
                                                               -----------
TOTAL SOUTH AFRICA....................................          18,781,954
                                                               -----------
SOUTH KOREA -- (4.1%)
*   Able C&C Co., Ltd.................................   1,756      34,988
*   Advanced Process Systems Corp.....................   3,128      46,426
*   AfreecaTV Co., Ltd................................   1,213      23,850
#*  AJ Rent A Car Co., Ltd............................   3,223      30,368
*   AK Holdings, Inc..................................     884      34,882
#*  ALUKO Co., Ltd....................................  14,094      85,557
*   Amorepacific Corp.................................     411     140,090
*   AMOREPACIFIC Group................................   1,074     134,631
*   Amotech Co., Ltd..................................   2,227      31,851
*   Anapass, Inc......................................   2,793      40,414
*   Asia Cement Co., Ltd..............................     423      32,706
*   ASIA Holdings Co., Ltd............................     233      19,281
*   Asiana Airlines, Inc..............................  23,517      90,146
*   AtlasBX Co., Ltd..................................   1,173      38,560
*   BGF retail Co., Ltd...............................     458      82,529
*   Binggrae Co., Ltd.................................     503      30,133

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Bluecom Co., Ltd..................................  1,728 $ 15,706
*   BNK Financial Group, Inc.......................... 73,614  556,416
*   Boryung Pharmaceutical Co., Ltd...................  1,102   59,729
    Bukwang Pharmaceutical Co., Ltd...................    992   26,794
    Cell Biotech Co., Ltd.............................  1,192   68,303
*   Celltrion, Inc....................................  1,437  135,772
*   Chabiotech Co., Ltd...............................  2,739   35,083
#   Cheil Worldwide, Inc..............................  6,646  126,400
*   China Great Star International, Ltd............... 18,536   31,537
#*  China Ocean Resources Co., Ltd.................... 29,759   75,870
*   Chong Kun Dang Pharmaceutical Corp................    481   58,463
*   Chongkundang Holdings Corp........................    451   43,965
*   CJ CGV Co., Ltd...................................    640   72,572
*   CJ CheilJedang Corp...............................  1,129  388,660
*   CJ Corp...........................................  1,343  331,826
*   CJ E&M Corp.......................................  1,959  151,488
#*  CJ Freshway Corp..................................    713   47,145
*   CJ Hellovision Co., Ltd...........................  6,042   60,876
*   CJ Korea Express Corp.............................    389   71,557
*   CJ O Shopping Co., Ltd............................    808  121,471
#*  Com2uSCorp........................................  1,056  120,495
*   Cosmax, Inc.......................................    322   50,885
*   COSON Co., Ltd....................................  1,028   18,910
*   Coway Co., Ltd....................................  2,247  184,907
*   Crown Confectionery Co., Ltd......................    108   53,321
*   Dae Won Chemical Co., Ltd.........................  8,405   21,301
*   Dae-Il Corp.......................................  2,892   19,919
*   Daeduck Electronics Co............................  8,884   58,666
*   Daeduck GDS Co., Ltd..............................  4,482   35,910
*   Daehan Steel Co., Ltd.............................  1,763   11,537
#*  Daelim Industrial Co., Ltd........................  5,180  341,068
*   Daeryuk Can Co., Ltd..............................  2,606   14,718
*   Daesang Corp......................................  3,659  116,572
*   Daesang Holdings Co., Ltd.........................  3,999   57,697
*   Daewon Pharmaceutical Co., Ltd....................  1,223   19,279
*   Daewoo Engineering & Construction Co., Ltd........ 22,977  106,815
#   Daewoo International Corp......................... 12,076  156,713
*   Daewoo Securities Co., Ltd........................ 34,120  227,052
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd. 31,947  113,240
*   Daewoong Co., Ltd.................................    731   39,355
*   Daewoong Pharmaceutical Co., Ltd..................    720   51,756
*   Daihan Pharmaceutical Co., Ltd....................  1,718   35,255
*   Daishin Securities Co., Ltd....................... 13,218  133,864
*   Daou Data Corp....................................  5,374   58,264
*   Daou Technology, Inc..............................  8,159  140,378
*   DGB Financial Group, Inc.......................... 48,237  360,851
*   DIO Corp..........................................  1,035   31,330
*   DNF Co., Ltd......................................  1,582   16,096
*   Dong Ah Tire & Rubber Co., Ltd....................  2,722   52,122
*   Dong-A Socio Holdings Co., Ltd....................    238   42,770
*   Dong-A ST Co., Ltd................................    484   64,912
*   Dongbu HiTek Co., Ltd.............................  8,367   97,151
*   Dongbu Insurance Co., Ltd.........................  7,777  441,730

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Dongbu Securities Co., Ltd........................  9,514 $ 27,968
*   Dongjin Semichem Co., Ltd.........................  8,280   31,697
*   DongKook Pharmaceutical Co., Ltd..................    621   33,845
*   Dongkuk Steel Mill Co., Ltd....................... 15,260   65,671
    Dongsuh Cos Inc...................................  1,462   38,449
*   DONGSUNG Corp.....................................  8,491   47,598
*   Dongwha Pharm Co., Ltd............................  3,099   23,718
*   Dongwon F&B Co., Ltd..............................    129   41,312
*   Dongwon Industries Co., Ltd.......................    177   38,878
*   Dongwon Systems Corp..............................    542   36,610
*   Doosan Corp.......................................  2,814  180,156
#*  Doosan Engine Co., Ltd............................  3,572    7,676
#*  Doosan Heavy Industries & Construction Co., Ltd... 11,658  165,240
#*  Doosan Infracore Co., Ltd......................... 38,965  137,795
    DRB Holding Co., Ltd..............................  2,400   24,498
    DuzonBIzon Co., Ltd...............................  3,446   62,799
*   DY Corp...........................................  6,599   31,647
    e Tec E&C, Ltd....................................    360   29,116
*   e-LITECOM Co., Ltd................................  2,144   25,691
    E-MART, Inc.......................................  3,584  492,113
*   Eagon Industrial, Ltd.............................  1,531   13,341
*   Easy Bio, Inc..................................... 13,406   65,306
*   Ecopro Co., Ltd...................................  3,019   28,310
*   Emerson Pacific, Inc..............................  1,462   39,532
*   ENF Technology Co., Ltd...........................  2,411   32,039
#*  Eo Technics Co., Ltd..............................    867   91,245
*   Eugene Corp.......................................  8,732   29,732
*   Eugene Investment & Securities Co., Ltd........... 19,288   38,952
    Eugene Technology Co., Ltd........................  3,563   41,875
*   Eusu Holdings Co., Ltd............................  3,188   18,500
*   Farmsco...........................................  1,692   19,547
*   Fila Korea, Ltd...................................  1,191   96,785
*   Fine Technix Co., Ltd.............................  5,200   12,440
*   Foosung Co., Ltd.................................. 10,131   36,158
*   G-SMATT GLOBAL Co., Ltd...........................  1,959   41,145
*   Global & Yuasa Battery Co., Ltd...................  1,639   53,351
    Golfzon Co., Ltd..................................    186   12,132
    GOLFZONYUWONHOLDINGS Co., Ltd.....................  4,008   27,108
    Grand Korea Leisure Co., Ltd......................  2,777   53,420
*   Green Cross Corp..................................    232   41,995
*   Green Cross Holdings Corp.........................  1,995   80,798
#*  GS Engineering & Construction Corp................ 10,989  234,641
*   GS Holdings Corp.................................. 11,282  477,552
*   GS Home Shopping, Inc.............................    541   73,758
*   GS Retail Co., Ltd................................    960   52,653
*   Halla Holdings Corp...............................  2,363  123,634
*   Han Kuk Carbon Co., Ltd...........................  4,245   23,899
    Hana Financial Group, Inc......................... 23,890  429,918
*   Hana Micron, Inc..................................  5,902   24,938
    Hana Tour Service, Inc............................    860   70,591
*   Hancom, Inc.......................................  2,449   45,890
*   Handok, Inc.......................................    729   22,190
*   Handsome Co., Ltd.................................  2,208   75,195

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Hanil Cement Co., Ltd.............................    642 $ 52,880
#*  Hanjin Heavy Industries & Construction Co., Ltd... 14,404   39,146
#*  Hanjin Shipping Co., Ltd.......................... 28,976   73,227
*   Hanjin Transportation Co., Ltd....................  2,298  100,061
    Hankook Shell Oil Co., Ltd........................    104   42,036
*   Hankook Tire Co., Ltd............................. 14,035  547,337
#*  Hanmi Pharm Co., Ltd..............................    274  162,874
*   Hanmi Science Co., Ltd............................    315   42,037
*   Hanmi Semiconductor Co., Ltd......................  3,110   32,737
#*  Hanon Systems.....................................  4,355  190,706
*   Hansae Co., Ltd...................................  2,207  110,921
*   Hansae Yes24 Holdings Co., Ltd....................  1,383   30,372
*   Hansol Chemical Co., Ltd..........................  1,876   94,148
*   Hansol Holdings Co., Ltd..........................  5,923   36,675
*   Hansol Paper Co., Ltd.............................  2,991   53,204
*   Hanssem Co., Ltd..................................    522  119,525
*   Hanwha Chemical Corp.............................. 19,678  432,938
*   Hanwha Corp....................................... 14,316  441,606
*   Hanwha Galleria Timeworld Co., Ltd................    663   39,139
*   Hanwha General Insurance Co., Ltd................. 12,628   78,173
*   Hanwha Investment & Securities Co., Ltd........... 16,278   47,590
*   Hanwha Life Insurance Co., Ltd.................... 23,933  138,563
*   Hanwha Techwin Co., Ltd...........................  6,419  174,956
*   Hanyang Eng Co., Ltd..............................  2,985   28,558
*   Harim Holdings Co., Ltd...........................  6,852   23,564
*   Heung-A Shipping Co., Ltd......................... 12,761   16,658
*   Hite Jinro Co., Ltd...............................  3,914   97,713
*   Hitejinro Holdings Co., Ltd.......................  1,367   18,232
*   HMC Investment Securities Co., Ltd................  5,341   42,172
#   Hotel Shilla Co., Ltd.............................  2,379  130,318
#*  HS Industries Co., Ltd............................  8,745   52,451
*   HS R&A Co., Ltd...................................  1,273   38,657
*   Huchems Fine Chemical Corp........................  3,204   45,026
*   Humax Co., Ltd....................................  6,166   77,655
*   Huons Co., Ltd....................................  1,007   69,214
*   Huvis Corp........................................  2,758   16,353
*   Hwa Shin Co., Ltd.................................  6,628   30,862
*   HwaSung Industrial Co., Ltd.......................  2,437   24,787
*   Hy-Lok Corp.......................................  1,548   34,599
*   Hyosung Corp......................................  3,253  297,925
*   Hyundai C&F, Inc..................................  1,010   24,439
*   Hyundai Corp......................................  1,468   30,198
*   Hyundai Department Store Co., Ltd.................  2,912  312,022
*   Hyundai Development Co-Engineering & Construction.  6,004  228,173
*   Hyundai Elevator Co., Ltd.........................  2,540  104,165
*   Hyundai Engineering & Construction Co., Ltd....... 15,433  476,085
*   Hyundai Engineering Plastics Co., Ltd.............  3,312   26,315
*   Hyundai Glovis Co., Ltd...........................  1,128  193,636
*   Hyundai Greenfood Co., Ltd........................  4,941   93,596
#*  Hyundai Heavy Industries Co., Ltd.................  3,518  273,532
*   Hyundai Home Shopping Network Corp................    893   83,532
*   Hyundai Livart Furniture Co., Ltd.................    678   22,061
#*  Hyundai Marine & Fire Insurance Co., Ltd.......... 12,437  336,728

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
#*  Hyundai Merchant Marine Co., Ltd..................  6,850 $ 16,446
*   Hyundai Mipo Dockyard Co., Ltd....................  2,990  183,188
*   Hyundai Mobis Co., Ltd............................  2,818  612,213
    Hyundai Motor Co..................................  8,909  998,989
#*  Hyundai Rotem Co., Ltd............................  4,931   50,304
*   Hyundai Securities Co., Ltd....................... 25,023  113,252
    Hyundai Steel Co..................................  8,162  335,517
*   Hyundai Wia Corp..................................  3,320  294,576
*   i-SENS, Inc.......................................    555   17,914
*   Il Dong Pharmaceutical Co., Ltd...................  1,659   40,005
*   Iljin Display Co., Ltd............................  5,199   20,705
#*  Iljin Holdings Co., Ltd...........................  5,037   49,316
*   Ilshin Spinning Co., Ltd..........................    221   27,143
*   iMarketKorea, Inc.................................  1,030   19,004
*   InBody Co., Ltd...................................  1,627   74,271
#*  Industrial Bank of Korea.......................... 23,038  222,902
*   Innox Corp........................................  1,881   19,558
*   Interflex Co., Ltd................................  1,475   13,169
*   Interojo Co., Ltd.................................  1,003   36,977
*   Interpark Holdings Corp...........................  8,769   79,490
    INTOPS Co., Ltd...................................  1,313   21,572
*   IS Dongseo Co., Ltd...............................  2,995   93,239
    ISC Co., Ltd......................................    697   13,815
*   IsuPetasys Co., Ltd............................... 13,287   50,262
*   Jahwa Electronics Co., Ltd........................  2,194   29,029
*   JB Financial Group Co., Ltd....................... 27,347  118,180
*   Jcontentree Corp..................................  9,351   43,531
*   Jusung Engineering Co., Ltd.......................  5,430   36,124
*   JW Holdings Corp..................................  2,761   21,168
*   JW Pharmaceutical Corp............................  1,193   41,856
*   Kakao Corp........................................    449   41,306
*   Kangnam Jevisco Co., Ltd..........................    410   12,002
*   Kangwon Land, Inc.................................  3,355  115,884
*   KB Capital Co., Ltd...............................  2,024   32,151
*   KB Financial Group, Inc........................... 24,328  622,306
*   KB Financial Group, Inc. ADR......................  3,800   95,608
*   KB Insurance Co., Ltd............................. 11,360  282,848
*   KC Tech Co., Ltd..................................  3,312   32,666
    KCC Corp..........................................  1,165  428,834
*   KCP Co., Ltd......................................  1,329   24,222
*   KEPCO Engineering & Construction Co., Inc.........    589   14,384
*   KEPCO Plant Service & Engineering Co., Ltd........  1,755  146,349
#*  KEYEAST Co., Ltd..................................  8,172   23,315
*   KG Chemical Corp..................................  2,146   25,514
*   KG Eco Technology Service Co., Ltd................  5,815   13,688
*   Kginicis Co., Ltd.................................  4,395   51,020
*   KGMobilians Co., Ltd..............................  1,497   14,803
*   KH Vatec Co., Ltd.................................  5,594   90,619
    Kia Motors Corp................................... 13,490  512,187
*   KISCO Corp........................................  1,233   38,337
*   KISWIRE, Ltd......................................  1,337   39,958
*   KIWOOM Securities Co., Ltd........................  2,888  133,552
*   KMH Co., Ltd......................................  4,264   29,111

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Koh Young Technology, Inc.........................  1,310 $ 40,132
#   Kolao Holdings....................................  2,284   19,011
*   Kolon Corp........................................  1,172   72,952
#*  Kolon Industries, Inc.............................  3,972  197,470
*   Kolon Life Science, Inc...........................    477   88,174
*   Komipharm International Co., Ltd..................  1,137   39,102
*   KONA I Co., Ltd...................................  2,980   70,163
*   Korea Aerospace Industries, Ltd...................  1,902  113,572
*   Korea Circuit Co., Ltd............................  3,032   28,188
*   Korea District Heating Corp.......................    424   21,116
*   Korea Electric Power Corp.........................  1,974   86,655
*   Korea Electric Power Corp. Sponsored ADR..........  4,000   87,200
    Korea Electric Terminal Co., Ltd..................  1,371  114,774
*   Korea Gas Corp....................................  2,619   82,177
*   Korea Information & Communications Co, Ltd........  2,407   25,736
*   Korea Investment Holdings Co., Ltd................  8,732  341,638
*   Korea Kolmar Co., Ltd.............................    709   60,429
*   Korea Kolmar Holdings Co., Ltd....................    685   33,888
*   Korea Line Corp...................................  5,318   76,903
*   Korea Petrochemical Ind Co., Ltd..................    934  156,793
*   Korea United Pharm, Inc...........................    980   16,152
*   Korea Zinc Co., Ltd...............................    211   77,029
*   Korean Air Lines Co., Ltd.........................  8,484  176,495
*   Korean Reinsurance Co............................. 18,297  203,212
    Kortek Corp.......................................  3,151   30,699
    KT Corp...........................................  2,158   49,755
*   KT Corp. Sponsored ADR............................  2,500   30,800
    KT Skylife Co., Ltd...............................  6,863   86,273
    KT&G Corp.........................................  5,387  466,536
*   KTB Investment & Securities Co., Ltd.............. 10,900   20,531
    Kukdo Chemical Co., Ltd...........................    877   44,333
*   Kumho Industrial Co., Ltd.........................  1,477   13,645
*   Kumho Petrochemical Co., Ltd......................  4,146  176,588
#*  Kumho Tire Co., Inc............................... 30,878  161,694
*   Kumkang Kind Co., Ltd.............................    826   23,834
*   Kwang Dong Pharmaceutical Co., Ltd................  6,400   66,614
*   Kwangju Bank......................................  6,727   41,855
*   Kyobo Securities Co., Ltd.........................  4,552   33,875
*   Kyung Dong Navien Co., Ltd........................    626   15,385
*   Kyungbang, Ltd....................................    180   30,022
*   KyungDong City Gas Co., Ltd.......................    132    8,467
*   Kyungdong Pharm Co., Ltd..........................    814   12,724
    LEADCORP, Inc. (The)..............................  7,093   53,389
    LEENO Industrial, Inc.............................    751   24,370
*   LF Corp...........................................  5,267  114,307
    LG Chem, Ltd......................................  1,055  263,993
*   LG Corp...........................................  5,652  349,724
    LG Display Co., Ltd............................... 44,389  815,844
*   LG Display Co., Ltd. ADR..........................  7,000   63,350
    LG Electronics, Inc............................... 19,063  929,436
    LG Hausys, Ltd....................................  1,483  147,325
    LG Household & Health Care, Ltd...................    345  287,598
#   LG Innotek Co., Ltd...............................  1,902  132,077

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   LG International Corp.............................  7,300 $189,778
*   LG Life Sciences, Ltd.............................  1,558   91,286
    LG Uplus Corp..................................... 51,396  416,833
*   Lock&Lock Co., Ltd................................  3,536   38,195
*   Loen Entertainment, Inc...........................    614   40,761
*   LOT Vacuum Co., Ltd...............................  3,537   32,611
*   Lotte Chemical Corp...............................    621  144,431
*   Lotte Chilsung Beverage Co., Ltd..................     56  101,973
*   Lotte Confectionery Co., Ltd......................     45   90,832
*   Lotte Food Co., Ltd...............................     79   62,600
*   LOTTE Himart Co., Ltd.............................  2,010   94,935
*   Lotte Non-Life Insurance Co., Ltd................. 16,201   37,216
*   Lotte Shopping Co., Ltd...........................    911  181,225
*   LS Corp...........................................  4,863  153,056
*   LS Industrial Systems Co., Ltd....................  3,222  109,979
*   Lumens Co., Ltd................................... 10,136   44,199
    Macquarie Korea Infrastructure Fund............... 25,625  174,659
*   Macrogen, Inc.....................................  1,290   40,181
*   Maeil Dairy Industry Co., Ltd.....................    876   29,987
*   Mando Corp........................................  1,381  197,451
*   Mcnex Co., Ltd....................................  1,308   30,732
*   MDS Technology Co., Ltd...........................  1,135   20,901
    Medy-Tox, Inc.....................................    252  109,440
*   MegaStudy Co., Ltd................................    429   13,870
*   MegaStudyEdu Co., Ltd.............................    249   12,092
*   Meritz Finance Group, Inc.........................  2,610   26,962
#*  Meritz Fire & Marine Insurance Co., Ltd...........  9,314  116,587
*   Meritz Securities Co., Ltd........................ 59,816  184,958
*   Mirae Asset Securities Co., Ltd................... 13,806  219,193
*   Modetour Network, Inc.............................  1,231   32,980
*   Muhak Co., Ltd....................................  3,141   80,208
*   Namhae Chemical Corp..............................  3,185   25,056
*   Namyang Dairy Products Co., Ltd...................    115   72,933
*   Nanos Co., Ltd....................................  2,198   14,190
#*  Naturalendo Tech Co., Ltd.........................  5,533   84,807
    NAVER Corp........................................    509  268,380
    NCSoft Corp.......................................    938  184,659
*   Neowiz Games Corp.................................  1,463   19,906
*   NEPES Corp........................................  4,470   20,930
*   Nexen Tire Corp................................... 10,835  104,194
*   Nexon GT Co., Ltd.................................  2,833   26,624
*   NH Investment & Securities Co., Ltd............... 26,748  215,647
#*  NHN Entertainment Corp............................  3,377  136,193
*   NICE Holdings Co., Ltd............................  4,093   71,076
*   Nice Information & Telecommunication, Inc.........  1,600   43,991
*   NICE Information Service Co., Ltd.................  6,781   55,014
*   Nong Shim Holdings Co., Ltd.......................    505   69,224
    NongShim Co., Ltd.................................    369  144,254
*   NOROO Paint & Coatings Co., Ltd...................  2,394   23,277
#*  OCI Co., Ltd......................................  4,083  228,410
*   OCI Materials Co., Ltd............................    620   57,929
*   Orion Corp........................................    117  101,084
*   Osstem Implant Co., Ltd...........................  1,259   87,288

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Ottogi Corp.......................................     39 $   46,132
*   Paradise Co., Ltd.................................  3,941     49,246
#   Partron Co., Ltd.................................. 11,330    102,986
*   Paru Co., Ltd.....................................  8,971     41,871
*   Poongsan Corp.....................................  6,855    139,660
*   Poongsan Holdings Corp............................    334     10,737
    POSCO.............................................  3,587    537,649
    POSCO ADR.........................................  9,313    345,419
    POSCO Chemtech Co., Ltd...........................  3,310     32,933
*   Posco ICT Co., Ltd................................ 13,262     50,854
*   Pulmuone Co., Ltd.................................    213     34,785
*   Pyeong Hwa Automotive Co., Ltd....................  4,745     51,176
*   S&S Tech Corp.....................................  3,957     25,047
*   S&T Dynamics Co., Ltd.............................  5,618     59,004
    S&T Holdings Co., Ltd.............................  1,818     46,157
*   S&T Motiv Co., Ltd................................  1,071     75,757
    S-1 Corp..........................................    901     76,851
    S-Oil Corp........................................  1,894    124,695
*   Sajo Industries Co., Ltd..........................    503     26,206
*   Sam Young Electronics Co., Ltd....................  2,512     23,467
*   Samchully Co., Ltd................................    400     30,920
*   Samho International Co., Ltd......................    805     10,577
*   SAMHWA Paints Industrial Co., Ltd.................  1,278     12,412
*   Samick Musical Instruments Co., Ltd...............  9,330     23,970
*   Samjin Pharmaceutical Co., Ltd....................  1,676     37,978
    Samkwang Glass....................................    293     21,137
*   Samlip General Foods Co., Ltd.....................    148     39,856
*   Sammok S-Form Co., Ltd............................  1,262     23,184
    Samsung Card Co., Ltd.............................  7,929    252,665
    Samsung Electro-Mechanics Co., Ltd................  7,155    332,196
    Samsung Electronics Co., Ltd......................  7,245  7,009,192
#*  Samsung Engineering Co., Ltd...................... 10,251    109,005
    Samsung Fine Chemicals Co., Ltd...................  5,027    159,109
    Samsung Fire & Marine Insurance Co., Ltd..........  1,821    454,557
#*  Samsung Heavy Industries Co., Ltd................. 29,378    258,820
    Samsung Life Insurance Co., Ltd...................  4,360    401,586
    Samsung SDI Co., Ltd..............................  3,880    306,970
#*  Samsung Securities Co., Ltd.......................  7,473    237,741
*   Samyang Corp......................................    358     34,191
*   Samyang Holdings Corp.............................    627     93,083
*   Sansung Life & Science Co., Ltd...................  1,892     45,105
*   SBS Media Holdings Co., Ltd....................... 14,920     44,092
*   Seah Besteel Corp.................................  3,214     68,107
*   SeAH Steel Corp...................................    761     32,082
*   Sebang Co., Ltd...................................  3,396     43,129
*   Seegene, Inc......................................  1,200     38,832
*   Sejong Industrial Co., Ltd........................  2,136     17,039
*   Sekonix Co., Ltd..................................  3,832     50,497
*   Seobu T&D.........................................  2,078     34,982
*   Seohan Co., Ltd................................... 25,689     36,321
*   Seohee Construction Co., Ltd...................... 33,295     27,847
*   Seoul Semiconductor Co., Ltd......................  5,159     67,474
*   SEOWONINTECH Co., Ltd.............................  3,132     27,208

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   SFA Engineering Corp..............................  1,965 $   87,366
*   SH Energy & Chemical Co., Ltd..................... 26,194     29,106
*   Shinhan Financial Group Co., Ltd.................. 12,285    397,086
*   Shinhan Financial Group Co., Ltd. ADR.............  3,200    102,208
    Shinsegae Co., Ltd................................  1,370    244,071
    Shinsegae Engineering & Construction Co., Ltd.....    863     31,669
    Shinsegae International, Inc......................    191     14,569
#*  Shinsung Tongsang Co., Ltd........................ 23,223     25,859
*   SHOWBOX Corp......................................  5,036     36,101
*   Silicon Works Co., Ltd............................  2,175     51,157
*   SIMMTECH HOLDINGS Co., Ltd........................ 18,290     33,709
*   Sindoh Co., Ltd...................................    318     13,168
*   SK Chemicals Co., Ltd.............................  1,639    110,480
#*  SK Gas, Ltd.......................................  1,089     66,200
*   SK Holdings Co., Ltd..............................  2,335    461,825
    SK Hynix, Inc..................................... 46,357  1,069,967
*   SK Innovation Co., Ltd............................  4,840    534,886
*   SK Networks Co., Ltd.............................. 32,750    149,902
*   SK Securities Co., Ltd............................ 52,183     46,468
    SK Telecom Co., Ltd...............................    354     62,112
    SK Telecom Co., Ltd. ADR..........................  1,400     27,594
*   SKC Co., Ltd......................................  5,686    148,087
*   SL Corp...........................................  4,432     65,087
*   SM Entertainment Co...............................  2,093     76,119
*   Solid, Inc........................................  3,236     17,214
*   Songwon Industrial Co., Ltd.......................  3,741     46,966
*   Soulbrain Co., Ltd................................  3,188    101,302
*   Ssangyong Cement Industrial Co., Ltd..............  3,808     54,257
*   STS Semiconductor & Telecommunications............  9,636     18,327
    Suheung Co., Ltd..................................  1,335     41,857
*   Sunchang Corp.....................................  2,455     24,268
*   Sung Kwang Bend Co., Ltd..........................  5,169     38,146
*   Sungchang Enterprise Holdings, Ltd................  1,149     38,446
*   Sungshin Cement Co., Ltd..........................  2,333     15,917
*   Sungwoo Hitech Co., Ltd...........................  7,231     50,046
#*  Suprema HQ, Inc...................................  1,100     14,955
*   Taekwang Industrial Co., Ltd......................    109     90,449
*   Taewoong Co., Ltd.................................  1,614     18,522
*   Taeyoung Engineering & Construction Co., Ltd...... 11,847     47,669
*   TK Chemical Corp.................................. 10,111     19,598
    TK Corp...........................................  2,548     18,035
*   Tongyang Life Insurance Co, Ltd................... 13,038    111,426
    Tovis Co., Ltd....................................  5,714     36,508
*   Ubiquoss, Inc.....................................  2,757     27,384
*   Unid Co., Ltd.....................................  1,391     49,031
    UniTest, Inc......................................  4,699     38,859
*   Value Added Technologies Co., Ltd.................  1,541     62,278
*   Vieworks Co., Ltd.................................    973     40,762
*   Webzen, Inc.......................................  2,004     38,472
#*  WeMade Entertainment Co., Ltd.....................  1,114     37,234
*   Whanin Pharmaceutical Co., Ltd....................  1,927     32,870
    WiSoL Co., Ltd....................................  4,403     53,241
*   Wonik IPS Co., Ltd................................ 13,919    123,951

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
*   Wonik Materials Co., Ltd..........................     497 $    26,912
*   Wonik QnC Corp....................................   1,759      24,590
*   Woongjin Co., Ltd.................................   7,555      19,009
*   Woongjin Thinkbig Co., Ltd........................   2,458      24,645
    Woori Bank........................................  23,163     171,209
*   YES24 Co., Ltd....................................   2,337      18,140
*   YG Entertainment, Inc.............................     593      21,773
*   Young Poong Corp..................................      88      70,122
*   Youngone Corp.....................................   2,889     123,615
*   Youngone Holdings Co., Ltd........................   1,312      75,861
#*  Yuanta Securities Korea Co., Ltd..................  22,691      59,678
*   Yuhan Corp........................................     251      70,193
                                                               -----------
TOTAL SOUTH KOREA.....................................          53,666,597
                                                               -----------
SPAIN -- (1.9%)
    Abertis Infraestructuras SA.......................  14,609     217,651
    Acciona SA........................................   6,434     494,277
    Acerinox SA.......................................  29,499     266,041
    ACS Actividades de Construccion y Servicios SA....  27,469     697,863
    Almirall SA.......................................  14,871     287,109
#   Amadeus IT Holding SA Class A.....................  16,886     689,603
    Applus Services SA................................  14,109     115,168
    Atresmedia Corp de Medios de Comunicacion SA......   8,092      76,792
    Banco Bilbao Vizcaya Argentaria SA................ 404,072   2,600,840
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..  25,280     163,562
    Banco de Sabadell SA.............................. 860,093   1,556,712
    Banco Popular Espanol SA.......................... 257,153     694,812
    Banco Santander SA................................ 590,578   2,530,880
    Banco Santander SA Sponsored ADR..................  80,861     338,805
    Bankia SA......................................... 294,628     293,197
    Bankinter SA......................................  58,051     405,101
*   Baron de Ley......................................     167      17,493
#   Bolsas y Mercados Espanoles SHMSF SA..............  10,764     323,386
    CaixaBank SA...................................... 161,044     489,293
    Cia de Distribucion Integral Logista Holdings SA..   5,572     116,158
    Cie Automotive SA.................................  12,287     179,182
    Construcciones y Auxiliar de Ferrocarriles SA.....     492     130,594
    Distribuidora Internacional de Alimentacion SA....  86,011     463,638
    Duro Felguera SA..................................  14,383      18,661
    Ebro Foods SA.....................................   9,065     177,664
*   eDreams ODIGEO SA.................................  11,304      18,769
    Enagas SA.........................................  30,258     880,089
    Ence Energia y Celulosa SA........................  20,303      64,746
    Endesa SA.........................................  18,419     356,578
    Faes Farma SA.....................................  35,631     104,441
    Ferrovial SA......................................  10,602     232,320
*   Fomento de Construcciones y Contratas SA..........  19,260     145,273
    Gamesa Corp. Tecnologica SA.......................  43,715     816,971
    Gas Natural SDG SA................................  21,762     427,494
    Grifols SA........................................   8,852     184,752
    Grupo Catalana Occidente SA.......................   5,983     183,652
    Iberdrola SA...................................... 329,606   2,316,886
#*  Indra Sistemas SA.................................  11,021     108,961

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Industria de Diseno Textil SA.....................  16,802 $   552,941
*   Inmobiliaria Colonial SA.......................... 301,043     201,667
*   Liberbank SA......................................  94,877     131,394
    Mapfre SA......................................... 246,467     553,627
    Mediaset Espana Comunicacion SA...................  20,873     202,987
    Melia Hotels International SA.....................  12,766     139,409
    Miquel y Costas & Miquel SA.......................   2,203      82,936
*   NH Hotel Group SA.................................  21,552      89,542
    Obrascon Huarte Lain SA...........................  23,203     124,148
    Papeles y Cartones de Europa SA...................   7,292      38,531
*   Pharma Mar SA.....................................  17,562      44,601
#*  Promotora de Informaciones SA Class A.............   7,262      37,711
    Prosegur Cia de Seguridad SA......................  43,888     196,873
    Red Electrica Corp. SA............................   8,809     713,211
    Repsol SA.........................................  49,150     509,611
    Repsol SA Sponsored ADR...........................   8,147      85,136
#   Sacyr SA..........................................  29,061      49,015
    Tecnicas Reunidas SA..............................   5,098     169,872
    Telefonica SA..................................... 134,834   1,423,099
    Telefonica SA Sponsored ADR.......................   6,232      65,374
    Tubacex SA........................................   8,420      15,216
    Tubos Reunidos SA.................................   7,042       4,553
    Vidrala SA........................................   4,241     207,626
    Viscofan SA.......................................   5,367     321,687
    Zardoya Otis SA...................................  26,749     281,795
                                                               -----------
TOTAL SPAIN...........................................          25,427,976
                                                               -----------
SWEDEN -- (2.2%)
    AAK AB............................................   4,623     300,933
    Acando AB.........................................  21,851      43,395
    AddTech AB Class B................................   5,914      80,910
    AF AB Class B.....................................   7,570     119,367
    Alfa Laval AB.....................................  12,509     215,670
#*  Arcam AB..........................................   2,317      47,522
    Assa Abloy AB Class B.............................  40,078     849,459
    Atlas Copco AB Class A............................  19,698     421,670
    Atlas Copco AB Class B............................   6,884     140,596
#   Atrium Ljungberg AB Class B.......................   5,545      80,192
    Avanza Bank Holding AB............................   4,088     154,203
    Axfood AB.........................................   8,512     148,930
    B&B Tools AB Class B..............................   5,455      69,816
    Beijer Alma AB....................................   1,264      28,333
    Betsson AB........................................  15,660     250,321
    Bilia AB Class A..................................  10,259     192,411
    BillerudKorsnas AB................................  33,529     534,283
    BioGaia AB Class B................................   2,562      76,864
    Boliden AB........................................  49,450     687,979
#   Bulten AB.........................................   5,345      48,428
    Bure Equity AB....................................  14,246     106,250
    Byggmax Group AB..................................  15,597     129,740
    Castellum AB......................................  25,039     373,297
    Clas Ohlson AB Class B............................  10,767     178,515
*   Cloetta AB Class B................................  57,700     185,511

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Com Hem Holding AB................................ 10,784 $ 91,133
    Concentric AB..................................... 11,883  120,751
    Dios Fastigheter AB...............................  7,967   52,380
*   Doro AB...........................................  4,842   32,779
    Duni AB...........................................  9,329  139,655
    Electrolux AB Series B............................ 11,448  249,363
#   Elekta AB Class B................................. 49,920  372,283
    Fabege AB......................................... 21,031  326,054
*   Fastighets AB Balder..............................  8,635  192,939
#*  Fingerprint Cards AB Class B......................  6,649  359,815
    Getinge AB Class B................................ 22,794  502,069
    Granges AB........................................    757    5,878
    Gunnebo AB........................................  3,274   16,313
    Haldex AB......................................... 11,172   96,605
    Hemfosa Fastigheter AB............................ 20,269  200,289
    Hennes & Mauritz AB Class B....................... 16,626  544,455
    Hexagon AB Class B................................  8,073  269,205
    Hexpol AB......................................... 49,657  440,645
    HIQ International AB.............................. 15,496   90,101
    Holmen AB Class B................................. 13,189  378,002
    Hufvudstaden AB Class A........................... 17,897  246,621
    Husqvarna AB Class A..............................  2,777   17,719
    Husqvarna AB Class B.............................. 93,250  592,300
    ICA Gruppen AB....................................  6,649  235,157
#   Indutrade AB......................................  6,228  331,565
    Intrum Justitia AB................................  9,101  301,575
    Inwido AB.........................................  2,389   26,479
    ITAB Shop Concept AB Class B......................  1,432   42,013
    JM AB............................................. 16,438  452,698
    KappAhl AB........................................ 20,252   80,636
#   Klovern AB Class B................................ 85,401   85,246
    Kungsleden AB..................................... 28,028  187,433
    Lagercrantz Group AB Class B......................  2,208   17,300
    Lindab International AB........................... 18,665  134,789
    Loomis AB Class B................................. 13,893  413,749
#*  Lundin Petroleum AB...............................  6,226   89,515
    Meda AB Class A................................... 26,579  286,038
*   Medivir AB Class B................................  5,509   43,168
    Mekonomen AB......................................  6,188  126,347
    Millicom International Cellular SA................  6,293  278,009
    Modern Times Group MTG AB Class B................. 11,076  293,766
    MQ Holding AB.....................................  5,583   27,862
    Mycronic AB....................................... 10,500   94,167
    NCC AB Class B.................................... 17,611  597,882
    NetEnt AB.........................................  3,249  162,489
#   New Wave Group AB Class B.........................  9,968   35,822
    Nibe Industrier AB Class B........................ 10,754  310,756
    Nobia AB.......................................... 26,013  290,600
    Nolato AB Class B................................. 10,350  273,361
    Nordea Bank AB.................................... 84,722  853,125
    Nordnet AB Class B................................ 23,088   92,031
*   Oriflame Holding AG...............................  2,441   34,384

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
    Peab AB...........................................  42,875 $   325,569
#*  Pricer AB Class B.................................  33,309      31,732
*   Qliro Group AB....................................  26,974      22,062
    Ratos AB Class B..................................  47,692     255,706
*   RaySearch Laboratories AB.........................   4,704      53,629
#   Recipharm AB Class B..............................   1,019      14,729
    Rezidor Hotel Group AB............................  12,565      42,963
    Saab AB Class B...................................  11,289     340,771
#   Sandvik AB........................................  49,703     415,929
#*  SAS AB............................................  20,939      60,248
    Scandi Standard AB................................  14,326      91,988
    Securitas AB Class B..............................  33,360     491,730
    Skandinaviska Enskilda Banken AB Class A..........  65,232     628,739
    Skanska AB Class B................................  13,978     269,686
    SKF AB Class B....................................  18,779     286,410
    SkiStar AB........................................   1,654      22,396
#*  SSAB AB Class A(BPRBWK4)..........................   2,266       5,454
#*  SSAB AB Class A(B17H0S8)..........................  34,293      82,714
*   SSAB AB Class B(BPRBWM6)..........................   5,795      12,134
#*  SSAB AB Class B(B17H3F6)..........................  26,699      56,084
    Svenska Cellulosa AB SCA Class A..................   2,277      67,164
    Svenska Cellulosa AB SCA Class B..................  34,871   1,033,494
    Svenska Handelsbanken AB Class A..................  42,729     537,633
    Sweco AB..........................................     695      10,201
    Sweco AB Class B..................................   7,952     116,943
    Swedbank AB Class A...............................  32,505     681,721
    Swedish Match AB..................................  10,762     382,834
*   Swedish Orphan Biovitrum AB.......................   5,636      71,337
    Tele2 AB Class B..................................  67,043     557,490
    Telefonaktiebolaget LM Ericsson Class A...........   1,268      10,907
    Telefonaktiebolaget LM Ericsson Class B........... 113,058   1,004,235
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....   8,088      71,983
    TeliaSonera AB.................................... 224,630   1,060,924
    Thule Group AB (The)..............................   7,180      85,676
    Trelleborg AB Class B.............................  36,443     629,034
    Unibet Group P.L.C................................  18,088     204,730
*   Victoria Park AB Class B..........................   8,944      15,359
    Vitrolife AB......................................     600      18,901
    Volvo AB Class A..................................  30,091     277,909
    Volvo AB Class B.................................. 148,023   1,344,470
*   Volvo AB Sponsored ADR............................   1,820      16,442
    Wallenstam AB Class B.............................  25,158     179,213
    Wihlborgs Fastigheter AB..........................  12,254     235,424
                                                               -----------
TOTAL SWEDEN..........................................          29,124,608
                                                               -----------
SWITZERLAND -- (5.4%)
    ABB, Ltd.......................................... 126,697   2,189,325
    ABB, Ltd. Sponsored ADR...........................  11,588     200,472
    Actelion, Ltd.....................................   4,028     530,808
    Adecco SA.........................................  16,842   1,033,933
*   AFG Arbonia-Forster Holding AG....................  10,309      99,673
    Allreal Holding AG................................   1,015     133,865
    Alpiq Holding AG..................................   1,133     116,469

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    ams AG............................................ 10,328 $  285,199
    APG SGA SA........................................    173     67,273
    Aryzta AG.........................................  8,025    367,169
    Ascom Holding AG..................................  9,418    150,336
    Autoneum Holding AG...............................    802    174,971
    Baloise Holding AG................................  9,957  1,220,577
    Banque Cantonale Vaudoise.........................    838    505,933
    Barry Callebaut AG................................    489    559,806
    Basler Kantonalbank...............................    177     11,854
    Belimo Holding AG.................................     92    208,629
    Bell AG...........................................     25     87,777
#   Berner Kantonalbank AG............................    285     53,824
    BKW AG............................................  1,996     72,943
    Bobst Group SA....................................  2,162     88,762
    Bossard Holding AG Class A........................  1,689    155,536
    Bucher Industries AG..............................  1,964    402,698
    Burckhardt Compression Holding AG.................    664    207,298
    Burkhalter Holding AG.............................    126     13,008
    Cembra Money Bank AG..............................  6,204    373,278
    Chocoladefabriken Lindt & Sprungli AG.............      3    207,199
    Cie Financiere Richemont SA....................... 28,567  1,856,737
    Clariant AG....................................... 80,922  1,321,409
    Coltene Holding AG................................    214     12,934
    Conzzeta AG.......................................    144     86,849
*   Cosmo Pharmaceuticals SA..........................    553     81,184
    Credit Suisse Group AG............................ 39,309    696,373
    Credit Suisse Group AG Sponsored ADR.............. 11,048    196,654
    Daetwyler Holding AG..............................  1,652    210,896
    DKSH Holding AG...................................  5,196    319,944
    dorma+kaba Holding AG Class B.....................    470    290,341
*   Dufry AG..........................................  8,235    892,941
    EFG International AG.............................. 17,185    149,815
    Emmi AG...........................................    550    253,735
    EMS-Chemie Holding AG.............................    594    249,324
    Flughafen Zuerich AG..............................  1,089    802,943
    Forbo Holding AG..................................    252    267,450
    Galenica AG.......................................    609    850,887
    GAM Holding AG.................................... 33,646    470,054
    Gategroup Holding AG..............................  7,391    273,218
    Geberit AG........................................  1,470    521,069
    Georg Fischer AG..................................  1,050    693,904
    Givaudan SA.......................................    361    676,039
    Gurit Holding AG..................................    121     61,319
    Helvetia Holding AG...............................  1,750    911,966
    HOCHDORF Holding AG...............................    239     40,182
    Huber & Suhner AG.................................    483     20,418
    Implenia AG.......................................  2,698    132,373
    Inficon Holding AG................................    490    139,050
    Interroll Holding AG..............................    130    100,252
    Intershop Holding AG..............................    189     76,379
    Julius Baer Group, Ltd............................ 31,428  1,334,018
    Kardex AG.........................................  2,083    149,282
    Komax Holding AG..................................    876    185,958

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Kudelski SA.......................................  10,265 $   140,940
    Kuehne + Nagel International AG...................   2,180     288,523
    Kuoni Reisen Holding AG...........................     992     308,772
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   6,741     285,866
    LafargeHolcim, Ltd.(7110753)......................  21,108     888,413
    LEM Holding SA....................................      68      49,956
    Logitech International SA(B18ZRK2)................   5,234      83,049
#   Logitech International SA(H50430232)..............  27,599     437,444
    Lonza Group AG....................................   7,355   1,126,781
    Luzerner Kantonalbank AG..........................     665     246,998
    Metall Zug AG.....................................      46     113,331
#*  Meyer Burger Technology AG........................   3,779      21,791
    Micronas Semiconductor Holding AG.................   2,046      14,763
    Mobilezone Holding AG.............................   3,579      50,255
    Mobimo Holding AG.................................   1,674     353,424
    Nestle SA......................................... 188,507  13,887,756
    Novartis AG.......................................  46,381   3,593,294
    Novartis AG Sponsored ADR.........................  20,738   1,616,942
    OC Oerlikon Corp. AG..............................  32,767     292,449
    Orior AG..........................................   1,326      78,712
    Panalpina Welttransport Holding AG................   2,788     270,630
    Partners Group Holding AG.........................   1,312     473,179
    Phoenix Mecano AG.................................      30      12,812
*   Plazza AG.........................................      96      18,606
    PSP Swiss Property AG.............................   5,860     499,363
    Rieter Holding AG.................................   1,006     186,477
    Roche Holding AG(7108918).........................     572     147,165
    Roche Holding AG(7110388).........................  11,852   3,069,954
    Romande Energie Holding SA........................      10       9,078
    Schindler Holding AG..............................     681     105,238
*   Schmolz + Bickenbach AG...........................  32,348      15,530
    Schweiter Technologies AG.........................     315     258,956
    SFS Group AG......................................     505      32,808
    SGS SA............................................     213     413,955
    Siegfried Holding AG..............................     989     182,276
    Sika AG...........................................     235     840,980
    Sonova Holding AG.................................   5,855     703,284
    St Galler Kantonalbank AG.........................     485     171,952
    Straumann Holding AG..............................   1,223     371,330
    Sulzer AG.........................................   3,564     325,043
#   Swatch Group AG (The)(7184725)....................   2,537     867,675
    Swatch Group AG (The)(7184736)....................   4,081     270,837
    Swiss Life Holding AG.............................   6,607   1,684,154
    Swiss Prime Site AG...............................   8,278     662,472
    Swiss Re AG.......................................  20,632   1,920,555
    Swisscom AG.......................................   1,619     805,329
    Swissquote Group Holding SA.......................   2,093      53,777
    Syngenta AG.......................................   8,330   3,067,231
    Syngenta AG ADR...................................   4,074     300,987
    Tamedia AG........................................     104      17,304
    Tecan Group AG....................................     795     114,800
    Temenos Group AG..................................   7,448     362,020
    U-Blox AG.........................................     708     142,809

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176).............................    93,295 $ 1,541,715
*   UBS Group AG(H42097107)...........................    13,106     218,084
    Valiant Holding AG................................     3,225     351,922
    Valora Holding AG.................................       990     203,864
    Vaudoise Assurances Holding SA....................       249     121,760
    Vetropack Holding AG..............................        10      13,860
    Vontobel Holding AG...............................     5,878     247,617
    VP Bank AG........................................        62       5,094
    VZ Holding AG.....................................       248      66,363
    Ypsomed Holding AG................................       287      40,007
    Zehnder Group AG..................................     1,798      63,335
    Zuger Kantonalbank AG.............................         3      14,007
    Zurich Insurance Group AG.........................     7,742   1,716,133
                                                                 -----------
TOTAL SWITZERLAND.....................................            70,706,298
                                                                 -----------
TAIWAN -- (3.3%)
    A-DATA Technology Co., Ltd........................    57,000      60,417
    Ability Enterprise Co., Ltd.......................    56,988      33,757
    AcBel Polytech, Inc...............................   121,000      87,494
    Accton Technology Corp............................   116,000     119,128
#*  Acer, Inc.........................................   537,000     186,351
    ACES Electronic Co., Ltd..........................    18,000      16,109
    ACHEM TECHNOLOGY Corp.............................    26,000       8,351
    Actron Technology Corp............................    16,000      56,878
    Adlink Technology, Inc............................    12,659      26,441
    Advanced Ceramic X Corp...........................     5,000      29,122
    Advanced Semiconductor Engineering, Inc...........   200,000     214,834
    Advanced Semiconductor Engineering, Inc. ADR......     6,800      36,380
    Advanced Wireless Semiconductor Co................    19,000      45,795
    Advantech Co., Ltd................................     7,000      42,046
*   AGV Products Corp.................................   125,000      30,264
    Airtac International Group........................    17,450      83,154
    ALI Corp..........................................    69,000      49,850
    Alpha Networks, Inc...............................    67,300      31,955
    Altek Corp........................................    71,000      55,421
    AmTRAN Technology Co., Ltd........................   188,000      86,838
    Apacer Technology, Inc............................    25,000      12,170
    Apex International Co., Ltd.......................    46,000      49,359
    Arcadyan Technology Corp..........................    21,000      23,834
    Ardentec Corp.....................................    99,990      65,242
#   Asia Cement Corp..................................   207,000     162,826
*   Asia Optical Co., Inc.............................    63,000      58,908
    Asia Plastic Recycling Holding, Ltd...............    22,849      11,856
    Asia Polymer Corp.................................    35,000      18,994
    Asia Vital Components Co., Ltd....................    85,000      71,903
    ASPEED Technology, Inc............................     4,000      40,352
    Asustek Computer, Inc.............................    46,000     372,924
    Aten International Co., Ltd.......................    22,000      45,096
#   AU Optronics Corp................................. 1,497,000     389,300
#   AU Optronics Corp. Sponsored ADR..................    12,300      31,242
    Basso Industry Corp...............................    22,000      42,906
    BenQ Materials Corp...............................    28,000      15,988
    BES Engineering Corp..............................   377,000      70,162

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Bizlink Holding, Inc..............................  10,496 $ 50,809
    Boardtek Electronics Corp.........................  37,000   30,564
    Capital Securities Corp........................... 439,000  114,914
    Career Technology MFG. Co., Ltd...................  95,000   62,275
    Casetek Holdings, Ltd.............................  34,000  176,414
    Catcher Technology Co., Ltd.......................  79,000  587,784
    Cathay Financial Holding Co., Ltd................. 456,000  498,010
    Cathay Real Estate Development Co., Ltd........... 104,000   40,462
#   Chailease Holding Co., Ltd........................ 149,760  238,827
    Chang Hwa Commercial Bank, Ltd.................... 397,510  199,205
    Charoen Pokphand Enterprise.......................  33,000   21,958
    Chaun-Choung Technology Corp......................  12,000   53,183
    CHC Healthcare Group..............................  22,000   37,146
    Chen Full International Co., Ltd..................  13,000   16,870
    Cheng Loong Corp.................................. 193,000   63,208
    Cheng Shin Rubber Industry Co., Ltd...............  83,000  128,261
    Cheng Uei Precision Industry Co., Ltd.............  92,000  117,885
    Chicony Electronics Co., Ltd......................  67,240  139,621
    Chilisin Electronics Corp.........................  19,000   36,826
    Chimei Materials Technology Corp..................  97,000   55,815
    Chin-Poon Industrial Co., Ltd.....................  62,000   98,091
*   China Airlines, Ltd............................... 817,000  278,135
    China Bills Finance Corp.......................... 280,000   96,093
    China Chemical & Pharmaceutical Co., Ltd..........  42,000   24,203
    China Development Financial Holding Corp.......... 857,000  204,911
    China General Plastics Corp.......................  54,000   22,742
    China Life Insurance Co., Ltd..................... 593,300  421,386
*   China Man-Made Fiber Corp......................... 236,000   58,024
    China Metal Products..............................  87,000   66,062
    China Motor Corp..................................  96,000   60,975
#*  China Petrochemical Development Corp.............. 604,000  144,809
    China Steel Chemical Corp.........................  14,000   45,394
#   China Steel Corp.................................. 688,000  367,779
    China Synthetic Rubber Corp....................... 123,110   85,101
    Chipbond Technology Corp.......................... 154,000  218,384
    ChipMOS TECHNOLOGIES, Inc.........................  42,000   39,783
    Chong Hong Construction Co., Ltd..................  44,100   56,765
    Chroma ATE, Inc...................................  34,000   67,506
    Chung Hwa Pulp Corp............................... 108,228   29,798
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................  97,000   49,529
    Chunghwa Telecom Co., Ltd.........................  10,000   30,983
    Chunghwa Telecom Co., Ltd. ADR....................   3,400  105,808
    Cleanaway Co., Ltd................................   7,000   34,843
    Clevo Co.......................................... 111,000  105,431
*   CMC Magnetics Corp................................ 570,219   55,879
#   Compal Electronics, Inc........................... 775,000  451,321
    Compeq Manufacturing Co., Ltd..................... 270,000  155,451
    Coretronic Corp................................... 136,000  106,882
    Coxon Precise Industrial Co., Ltd.................  34,000   46,108
    CTBC Financial Holding Co., Ltd................... 627,077  294,533
    CTCI Corp.........................................  81,000   89,782
    Cub Elecparts, Inc................................   3,449   39,655
    CviLux Corp.......................................   9,000    6,081

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Cyberlink Corp....................................  13,000 $ 26,658
    CyberPower Systems, Inc...........................  12,000   41,998
    CyberTAN Technology, Inc.......................... 105,000   67,340
#*  D-Link Corp....................................... 210,800   65,842
    Da-Li Development Co., Ltd........................  30,236   17,450
*   Danen Technology Corp............................. 107,000   31,148
    Darfon Electronics Corp...........................  41,000   21,372
    Darwin Precisions Corp............................  69,000   17,696
    De Licacy Industrial Co., Ltd.....................  30,000   29,813
    Delta Electronics, Inc............................  27,365  115,826
    Depo Auto Parts Ind Co., Ltd......................  22,000   75,366
    Dynapack International Technology Corp............  34,000   47,319
*   E Ink Holdings, Inc............................... 190,000   82,446
    E-Lead Electronic Co., Ltd........................  19,000   20,708
    E.Sun Financial Holding Co., Ltd.................. 388,994  201,900
    Eclat Textile Co., Ltd............................   7,000   99,744
    Edom Technology Co., Ltd..........................  31,334   16,600
    eGalax_eMPIA Technology, Inc......................  17,000   26,109
    Elan Microelectronics Corp........................  47,000   60,007
    Elite Advanced Laser Corp.........................  12,000   45,984
    Elite Material Co., Ltd...........................  55,000   95,645
    Elite Semiconductor Memory Technology, Inc........  51,000   42,644
    Elitegroup Computer Systems Co., Ltd..............  82,000   48,614
    eMemory Technology, Inc...........................   6,000   69,881
    Ennoconn Corp.....................................   5,000   53,454
    EnTie Commercial Bank Co., Ltd....................  51,000   21,730
#   Epistar Corp...................................... 245,000  208,477
    Eternal Materials Co., Ltd........................ 111,000  107,986
    Etron Technology, Inc.............................  23,000    8,864
*   Eva Airways Corp.................................. 300,000  157,965
    Everest Textile Co., Ltd..........................  59,000   26,180
    Evergreen International Storage & Transport Corp.. 135,000   52,753
    Evergreen Marine Corp. Taiwan, Ltd................ 263,610   92,398
    Everlight Chemical Industrial Corp................  86,100   53,156
#   Everlight Electronics Co., Ltd.................... 107,000  179,039
    Excelsior Medical Co., Ltd........................  17,000   25,658
#   Far Eastern Department Stores, Ltd................ 267,000  134,179
#   Far Eastern International Bank.................... 602,781  168,233
    Far Eastern New Century Corp...................... 261,100  186,747
    Far EasTone Telecommunications Co., Ltd...........  56,000  115,739
    Faraday Technology Corp...........................  29,600   39,643
    Farglory Land Development Co., Ltd................  93,000   91,157
    Federal Corp......................................  37,555   16,855
    Feng Hsin Steel Co., Ltd..........................  73,000   81,923
    Feng TAY Enterprise Co., Ltd......................  18,540   99,721
    First Financial Holding Co., Ltd.................. 576,774  263,270
    First Steamship Co., Ltd..........................  38,000    9,887
#   FLEXium Interconnect, Inc.........................  73,451  176,995
    Flytech Technology Co., Ltd.......................  24,297   73,825
    FocalTech Systems Co., Ltd........................  44,228   37,734
    Formosa Chemicals & Fibre Corp....................  82,000  176,971
    Formosa International Hotels Corp.................   8,672   56,342
    Formosa Petrochemical Corp........................  14,000   34,651

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
#   Formosa Plastics Corp.............................  83,000 $  193,026
    Formosa Taffeta Co., Ltd.......................... 126,000    112,415
    Formosan Rubber Group, Inc........................ 131,000     67,005
    Formosan Union Chemical...........................  74,000     32,615
    Foxconn Technology Co., Ltd.......................  81,500    157,881
    Fubon Financial Holding Co., Ltd.................. 294,000    324,609
    Fulgent Sun International Holding Co., Ltd........  18,000     28,417
*   G Tech Optoelectronics Corp.......................  19,000      6,526
    Gemtek Technology Corp............................  81,000     47,155
*   Genesis Photonics, Inc............................  34,000      8,256
*   Genius Electronic Optical Co., Ltd................  12,000     19,510
    GeoVision, Inc....................................   8,800     18,902
    Getac Technology Corp............................. 102,000     61,925
    Giant Manufacturing Co., Ltd......................  19,000    125,464
*   Giantplus Technology Co., Ltd.....................  55,000     32,123
    Gigabyte Technology Co., Ltd...................... 149,000    154,289
    Gigasolar Materials Corp..........................   3,000     60,859
#*  Gigastorage Corp.................................. 102,000     99,358
    Ginko International Co., Ltd......................   6,000     71,251
#*  Gintech Energy Corp............................... 126,338    122,662
    Global Lighting Technologies, Inc.................   9,000     17,622
    Global Mixed Mode Technology, Inc.................  10,000     17,463
    Global Unichip Corp...............................  11,000     21,453
    Globalwafers Co., Ltd.............................  19,000     41,763
    Gloria Material Technology Corp................... 115,000     58,497
*   Gold Circuit Electronics, Ltd..................... 160,000     43,542
    Goldsun Building Materials Co., Ltd............... 363,000     83,760
    Gourmet Master Co., Ltd...........................   7,000     46,758
    Grand Pacific Petrochemical....................... 231,000    107,392
    Grand Plastic Technology Corp.....................   7,000     49,117
    Grape King Bio, Ltd...............................  12,000     65,838
    Great Wall Enterprise Co., Ltd.................... 141,000     84,902
    Greatek Electronics, Inc..........................  82,000     84,802
*   Green Energy Technology, Inc......................  44,000     29,112
    Green Seal Holding, Ltd...........................   6,000     20,118
    Hannstar Board Corp...............................  51,000     15,194
#*  HannStar Display Corp............................. 756,000     95,608
*   HannsTouch Solution, Inc..........................  58,797     15,512
    Highwealth Construction Corp...................... 157,300    146,076
    Hiroca Holdings, Ltd..............................   6,000     22,572
    Hitron Technology, Inc............................  65,000     41,657
#   Hiwin Technologies Corp...........................  25,420     93,873
*   Ho Tung Chemical Corp............................. 229,000     47,476
    Holtek Semiconductor, Inc.........................  37,000     54,873
    Holy Stone Enterprise Co., Ltd....................  37,000     36,085
    Hon Hai Precision Industry Co., Ltd............... 709,800  1,669,879
    Hota Industrial Manufacturing Co., Ltd............  16,000     67,251
    Hotai Motor Co., Ltd..............................   9,000     92,668
#   HTC Corp.......................................... 119,000    284,634
    Hu Lane Associate, Inc............................  11,000     45,286
    Hua Nan Financial Holdings Co., Ltd............... 541,530    241,656
    Huaku Development Co., Ltd........................  72,000    114,703
    Huang Hsiang Construction Corp....................  25,000     15,206

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Hung Poo Real Estate Development Corp.............    35,000 $ 21,505
    Hung Sheng Construction, Ltd......................    95,000   39,933
    Ibase Technology, Inc.............................    17,853   27,766
#   Ichia Technologies, Inc...........................    69,000   32,301
    IEI Integration Corp..............................    26,000   31,229
    Innolux Corp...................................... 1,418,000  405,278
#*  Inotera Memories, Inc.............................   347,000  299,083
    Inventec Corp.....................................   353,000  264,785
    ITE Technology, Inc...............................    21,000   17,251
    ITEQ Corp.........................................    24,000   17,085
    Jih Sun Financial Holdings Co., Ltd...............   428,294   87,667
    Johnson Health Tech Co., Ltd......................    13,065   19,671
    KEE TAI Properties Co., Ltd.......................   114,000   48,289
#   Kenda Rubber Industrial Co., Ltd..................    72,450  103,087
    Kerry TJ Logistics Co., Ltd.......................    15,000   16,682
    Kindom Construction Corp..........................   115,000   48,484
    King Slide Works Co., Ltd.........................     4,000   51,980
    King Yuan Electronics Co., Ltd....................   280,000  186,613
    King's Town Bank Co., Ltd.........................   186,000  117,708
    Kinik Co..........................................    29,000   43,639
*   Kinpo Electronics.................................   255,000   75,996
    Kinsus Interconnect Technology Corp...............    51,000  107,202
    KS Terminals, Inc.................................    32,000   34,049
    Kung Long Batteries Industrial Co., Ltd...........    11,000   45,289
    Kuo Toong International Co., Ltd..................    20,166   17,637
    LAN FA Textile....................................    48,000   15,127
    Largan Precision Co., Ltd.........................     2,000  143,547
*   LCY Chemical Corp.................................   162,000  148,896
    Lealea Enterprise Co., Ltd........................   222,000   59,408
    Lelon Electronics Corp............................    17,850   16,533
    Lextar Electronics Corp...........................   102,000   48,763
*   Li Peng Enterprise Co., Ltd.......................    75,600   18,040
    Lien Hwa Industrial Corp..........................   136,600   77,015
    Lingsen Precision Industries, Ltd.................    51,000   12,595
    Lite-On Semiconductor Corp........................    49,000   34,135
    Lite-On Technology Corp...........................   414,350  440,859
    Long Bon International Co., Ltd...................    64,000   34,990
    Long Chen Paper Co., Ltd..........................    63,000   18,928
    Longwell Co.......................................    24,000   21,685
    Lotes Co., Ltd....................................    19,000   69,521
    Lumax International Corp., Ltd....................    12,000   15,306
    Lung Yen Life Service Corp........................    22,000   38,038
    LuxNet Corp.......................................    12,099   27,370
    Macauto Industrial Co., Ltd.......................     8,000   42,860
#*  Macronix International............................   786,000   93,002
    Makalot Industrial Co., Ltd.......................    12,419   83,873
    Masterlink Securities Corp........................   319,360   84,824
    MediaTek, Inc.....................................    62,000  403,246
#   Mega Financial Holding Co., Ltd...................   366,975  233,975
    Mercuries & Associates Holding, Ltd...............    66,000   38,214
    Mercuries Life Insurance Co., Ltd.................   122,107   63,820
    Merida Industry Co., Ltd..........................    12,000   53,075
    Merry Electronics Co., Ltd........................    34,000   57,453

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Micro-Star International Co., Ltd................. 178,000 $225,865
*   Microbio Co., Ltd.................................  49,000   36,745
    Microlife Corp....................................  18,000   46,414
#   MIN AIK Technology Co., Ltd.......................  37,000   55,633
    Mirle Automation Corp.............................  50,000   49,793
    Mitac Holdings Corp............................... 116,000   78,663
    momo.com, Inc.....................................   8,000   51,118
*   Motech Industries, Inc............................  77,000   93,992
    MPI Corp..........................................   9,000   15,897
    Nak Sealing Technologies Corp.....................   8,000   19,628
    Namchow Chemical Industrial Co., Ltd..............  16,000   29,201
*   Nan Kang Rubber Tire Co., Ltd.....................  62,000   50,833
    Nan Liu Enterprise Co., Ltd.......................   7,000   31,595
    Nan Ya Plastics Corp.............................. 109,000  190,744
    Nan Ya Printed Circuit Board Corp.................  50,000   49,482
    Nantex Industry Co., Ltd..........................  50,225   36,459
#   Nanya Technology Corp.............................  88,432  106,197
#   Neo Solar Power Corp.............................. 190,000  124,833
    Novatek Microelectronics Corp.....................  60,000  251,543
    OptoTech Corp..................................... 104,000   31,281
*   Orient Semiconductor Electronics, Ltd............. 155,000   51,763
#   Oriental Union Chemical Corp...................... 128,000   74,667
    Pacific Hospital Supply Co., Ltd..................  15,000   37,601
    Pan Jit International, Inc........................  83,000   33,491
    Pan-International Industrial Corp................. 101,000   36,776
    Parade Technologies, Ltd..........................  11,000   87,595
    PChome Online, Inc................................   5,669   51,417
    Pegatron Corp..................................... 233,000  532,445
    Phison Electronics Corp...........................  10,000   72,752
    Pixart Imaging, Inc...............................  14,000   31,668
    Polytronics Technology Corp.......................  16,000   29,734
    Portwell, Inc.....................................  17,000   21,595
    Posiflex Technology, Inc..........................   3,105   14,774
    Pou Chen Corp..................................... 103,000  128,928
    Powertech Technology, Inc......................... 133,000  279,324
    Poya International Co., Ltd.......................   6,060   55,807
    President Chain Store Corp........................  24,000  158,701
    President Securities Corp......................... 256,000   96,985
    Primax Electronics, Ltd...........................  63,000   72,826
    Prince Housing & Development Corp................. 329,000   91,374
    Promise Technology, Inc...........................  26,000   16,590
    Qisda Corp........................................ 420,000  127,277
    Quanta Computer, Inc.............................. 226,000  360,231
    Quanta Storage, Inc...............................  30,000   20,519
#   Radiant Opto-Electronics Corp..................... 104,000  203,303
    Radium Life Tech Co., Ltd......................... 201,460   62,038
    Realtek Semiconductor Corp........................  51,000  126,891
    Rechi Precision Co., Ltd..........................  60,000   43,714
    Rich Development Co., Ltd......................... 109,000   28,655
    Richtek Technology Corp...........................   8,485   49,081
#*  Ritek Corp........................................ 821,000   66,090
    Ruentex Development Co., Ltd......................  95,267  110,222
    Ruentex Industries, Ltd...........................  73,000  119,920

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Run Long Construction Co., Ltd....................    21,000 $ 15,744
    Sampo Corp........................................    46,000   16,017
    San Fang Chemical Industry Co., Ltd...............    45,320   49,323
    San Shing Fastech Corp............................    11,000   21,129
*   Sanyang Motor Co., Ltd............................   110,000   70,104
    SCI Pharmtech, Inc................................    13,000   29,047
    Scientech Corp....................................    16,000   32,967
    SDI Corp..........................................    19,000   14,633
    Sercomm Corp......................................    50,000  122,507
    Sesoda Corp.......................................    58,050   54,391
    Shin Kong Financial Holding Co., Ltd.............. 1,270,260  243,868
    Shin Zu Shing Co., Ltd............................    21,000   78,465
    Shinkong Synthetic Fibers Corp....................   310,000   80,530
    Sigurd Microelectronics Corp......................    91,000   57,632
    Silergy Corp......................................     4,000   50,895
*   Silicon Integrated Systems Corp...................   136,000   27,910
    Siliconware Precision Industries Co., Ltd.........    54,716   84,733
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................     1,172    8,989
    Simplo Technology Co., Ltd........................    71,000  214,884
    Sinbon Electronics Co., Ltd.......................    54,432  101,163
    Sincere Navigation Corp...........................    74,000   43,410
    Sinmag Equipment Corp.............................     9,000   24,307
    Sino-American Silicon Products, Inc...............   151,000  193,349
    Sinon Corp........................................    50,000   19,099
    SinoPac Financial Holdings Co., Ltd...............   563,016  151,389
    Sinyi Realty, Inc.................................    15,450   12,077
    Sirtec International Co., Ltd.....................    15,000   15,716
    Sitronix Technology Corp..........................    24,000   71,256
    Soft-World International Corp.....................    11,000   23,065
    Solar Applied Materials Technology Co.............    46,000   25,105
    Solartech Energy Corp.............................   124,000   69,734
    Sonix Technology Co., Ltd.........................    29,000   31,051
    Sporton International, Inc........................     7,135   42,952
    St Shine Optical Co., Ltd.........................     5,000   97,087
    Standard Foods Corp...............................    32,400   77,775
    Sunplus Technology Co., Ltd.......................   120,000   40,024
    Sunrex Technology Corp............................    36,246   15,986
    Sunspring Metal Corp..............................    14,000   18,830
    Supreme Electronics Co., Ltd......................    51,000   20,622
    Swancor Ind Co., Ltd..............................     7,000   33,506
    Syncmold Enterprise Corp..........................    30,000   41,635
    Synnex Technology International Corp..............   225,000  211,643
    Systex Corp.......................................    37,000   57,145
    TA Chen Stainless Pipe............................   144,695   62,637
#*  Ta Chong Bank, Ltd................................   312,120  120,785
    Taichung Commercial Bank Co., Ltd.................   477,296  131,866
    TaiDoc Technology Corp............................     9,000   25,672
    Taiflex Scientific Co., Ltd.......................    53,000   57,869
    Tainan Enterprises Co., Ltd.......................    14,000   15,942
#   Tainan Spinning Co., Ltd..........................   311,240  127,169
#   Tainergy Tech Co., Ltd............................    81,000   50,806
    Taishin Financial Holding Co., Ltd................   609,000  197,898
    Taiwan Acceptance Corp............................    31,000   64,144

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
#*  Taiwan Business Bank.............................. 804,712 $  194,465
    Taiwan Cement Corp................................ 340,000    273,509
    Taiwan Cogeneration Corp..........................  76,000     52,805
    Taiwan Cooperative Financial Holding Co., Ltd..... 523,400    217,599
    Taiwan FamilyMart Co., Ltd........................   4,000     24,155
    Taiwan Fertilizer Co., Ltd........................ 160,000    202,656
    Taiwan FU Hsing Industrial Co., Ltd...............  21,000     28,407
*   Taiwan Glass Industry Corp........................ 212,000     76,200
    Taiwan Hon Chuan Enterprise Co., Ltd..............  81,927    110,848
    Taiwan Land Development Corp...................... 168,500     52,342
    Taiwan Mobile Co., Ltd............................  33,000     99,290
    Taiwan Paiho, Ltd.................................  44,000    110,060
    Taiwan PCB Techvest Co., Ltd......................  55,000     51,888
    Taiwan Sakura Corp................................  25,000     13,658
    Taiwan Secom Co., Ltd.............................  26,000     72,577
    Taiwan Semiconductor Co., Ltd.....................  52,000     51,133
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR................................... 103,887  2,321,874
    Taiwan Shin Kong Security Co., Ltd................  45,000     51,998
*   Taiwan Styrene Monomer............................  70,000     35,790
    Taiwan Surface Mounting Technology Corp...........  58,800     49,162
#   Taiwan TEA Corp................................... 188,000     77,164
    Taiwan Union Technology Corp......................  76,000     55,758
    Taiyen Biotech Co., Ltd...........................  42,000     41,208
*   Tatung Co., Ltd................................... 567,000     88,665
    Teco Electric and Machinery Co., Ltd.............. 356,000    279,469
    Test Research, Inc................................  51,000     70,050
    Test Rite International Co., Ltd..................  62,000     37,059
    Thinking Electronic Industrial Co., Ltd...........  22,000     33,589
    Thye Ming Industrial Co., Ltd.....................  21,000     17,807
    Ton Yi Industrial Corp............................ 170,000     75,192
    Tong Hsing Electronic Industries, Ltd.............  35,000     74,089
    Tong Yang Industry Co., Ltd....................... 103,000    143,090
    Tong-Tai Machine & Tool Co., Ltd..................  54,060     38,422
    Topco Scientific Co., Ltd.........................  28,840     46,260
    Topoint Technology Co., Ltd.......................  48,000     31,251
    Toung Loong Textile Manufacturing.................   9,000     25,270
#   TPK Holding Co., Ltd..............................  73,000    150,946
    Transcend Information, Inc........................  34,000     92,108
    Tripod Technology Corp............................ 103,000    170,058
    TrueLight Corp....................................  14,000     36,978
    TSC Auto ID Technology Co., Ltd...................   3,300     28,225
    TSRC Corp......................................... 112,000     80,000
    TTY Biopharm Co., Ltd.............................  12,000     42,239
    Tung Ho Steel Enterprise Corp..................... 189,000     95,769
    Tung Thih Electronic Co., Ltd.....................   9,000    101,823
    TURVO International Co., Ltd......................  11,000     24,157
    TXC Corp..........................................  83,000     87,576
    TYC Brother Industrial Co., Ltd...................  46,000     32,898
    Tyntek Corp.......................................  69,000     30,091
    U-Ming Marine Transport Corp...................... 114,000     84,668
    Uni-President Enterprises Corp.................... 144,560    241,739
    Unimicron Technology Corp......................... 366,000    146,939
    Unitech Printed Circuit Board Corp................ 185,000     64,594

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    United Integrated Services Co., Ltd...............    30,000 $ 38,836
    United Microelectronics Corp...................... 1,897,000  739,203
    Unity Opto Technology Co., Ltd....................    59,000   33,030
    Universal Cement Corp.............................    46,920   28,806
    Unizyx Holding Corp...............................    50,000   19,955
    UPC Technology Corp...............................   208,000   54,731
    USI Corp..........................................   185,000   71,839
    Usun Technology Co., Ltd..........................    16,000   26,494
    Vanguard International Semiconductor Corp.........   100,000  143,559
    Visual Photonics Epitaxy Co., Ltd.................    70,000  107,528
    Vivotek, Inc......................................    11,385   27,887
    Voltronic Power Technology Corp...................     3,000   46,670
*   Wafer Works Corp..................................   156,000   54,917
    Wah Lee Industrial Corp...........................    33,000   42,977
*   Walsin Lihwa Corp.................................   838,000  180,088
    Walsin Technology Corp............................   126,109   71,467
    Wan Hai Lines, Ltd................................    79,000   42,115
    Waterland Financial Holdings Co., Ltd.............   397,000   86,418
*   Wei Chuan Foods Corp..............................    42,000   22,264
    Well Shin Technology Co., Ltd.....................    14,000   20,482
    Win Semiconductors Corp...........................   112,019  178,520
*   Winbond Electronics Corp..........................   725,000  193,321
    Wisdom Marine Lines Co., Ltd......................    58,000   62,140
#   Wistron Corp......................................   460,422  261,631
    Wistron NeWeb Corp................................    42,840  109,178
    Wowprime Corp.....................................    14,000   58,637
#   WPG Holdings, Ltd.................................   323,000  314,481
#   WT Microelectronics Co., Ltd......................    95,900   99,772
    WUS Printed Circuit Co., Ltd......................    83,000   65,477
    XAC Automation Corp...............................    21,000   43,795
    XPEC Entertainment, Inc...........................    16,000   36,096
    Xxentria Technology Materials Corp................    11,000   28,520
    Yageo Corp........................................    85,000  134,173
*   Yang Ming Marine Transport Corp...................   292,000   69,635
    YC Co., Ltd.......................................    37,779   13,446
    YC INOX Co., Ltd..................................    69,000   39,527
    Yeong Guan Energy Technology Group Co., Ltd.......    10,401   65,732
    YFY, Inc..........................................   341,000  103,683
    Yieh Phui Enterprise Co., Ltd.....................   199,820   43,740
    Yonyu Plastics Co., Ltd...........................    21,000   14,921
    Youngtek Electronics Corp.........................    35,160   49,393
    Yuanta Financial Holding Co., Ltd.................   524,039  162,727
    Yulon Motor Co., Ltd..............................   172,000  153,049
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    14,000   30,213
    YungShin Global Holding Corp......................    16,800   23,819
    Yungtay Engineering Co., Ltd......................    70,000   91,270
    Zeng Hsing Industrial Co., Ltd....................    14,000   59,966
    Zhen Ding Technology Holding, Ltd.................    93,000  197,702
    Zig Sheng Industrial Co., Ltd.....................    53,000   14,489
    Zinwell Corp......................................    66,000  111,018

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
    Zippy Technology Corp.............................    20,000 $    24,653
                                                                 -----------
TOTAL TAIWAN..........................................            43,590,165
                                                                 -----------
THAILAND -- (0.5%)
    Advanced Info Service PCL.........................    19,100      90,335
    Airports of Thailand PCL..........................    11,200     118,480
    Amata Corp. PCL...................................    81,000      27,882
    Ananda Development PCL............................   216,100      20,925
    AP Thailand PCL...................................   206,600      32,089
    Asia Aviation PCL.................................   442,700      70,619
    Bangchak Petroleum PCL (The)......................    73,600      60,248
    Bangkok Bank PCL(6368360).........................     8,500      36,276
    Bangkok Bank PCL(6077019).........................     9,900      42,529
    Bangkok Chain Hospital PCL........................   259,600      59,937
    Bangkok Dusit Medical Services PCL................    80,800      49,747
*   Bangkok Expressway & Metro PCL....................   985,940     147,618
    Bangkok Land PCL.................................. 1,169,800      46,815
    Bangkok Life Assurance PCL........................    37,500      49,587
    Banpu PCL.........................................   137,800      64,788
    BEC World PCL.....................................    60,700      50,962
    Berli Jucker PCL..................................    58,100      54,470
    Big C Supercenter PCL(6368434)....................     7,600      47,643
    Big C Supercenter PCL(6763932)....................     2,500      15,672
    Bumrungrad Hospital PCL...........................     8,100      49,871
    Cal-Comp Electronics Thailand PCL.................   337,890      32,718
    Central Pattana PCL...............................    65,800      82,405
    Central Plaza Hotel PCL...........................    52,400      57,925
    CH Karnchang PCL..................................    29,000      20,898
    Charoen Pokphand Foods PCL........................   139,600      76,183
    CP ALL PCL........................................    92,600     105,603
    Delta Electronics Thailand PCL....................    19,300      42,805
    Dynasty Ceramic PCL...............................   305,120      36,718
    Electricity Generating PCL........................    18,800      87,601
    Energy Absolute PCL...............................    71,600      44,684
    Erawan Group PCL (The)............................   185,300      20,017
*   Esso Thailand PCL.................................   160,700      21,857
    GFPT PCL..........................................    81,600      27,860
    Glow Energy PCL...................................    16,500      35,325
    Hana Microelectronics PCL.........................    39,900      34,057
    Home Product Center PCL...........................   400,620      76,239
    Indorama Ventures PCL.............................   109,400      64,294
    Intouch Holdings PCL..............................    14,300      22,511
    IRPC PCL.......................................... 1,182,600     140,989
*   Italian-Thai Development PCL......................    97,100      18,886
    Jasmine International PCL.........................   350,200      30,578
    Kasikornbank PCL(6364766).........................    40,500     192,115
    Kasikornbank PCL(6888794).........................    12,200      58,213
    KCE Electronics PCL...............................    29,100      62,097
    Khon Kaen Sugar Industry PCL......................    81,360       8,470
    Kiatnakin Bank PCL................................    68,200      75,868
    Krung Thai Bank PCL...............................   273,700     133,279
    Krungthai Card PCL................................    14,700      35,791
    Land & Houses PCL.................................   180,800      44,526

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
THAILAND -- (Continued)
    LH Financial Group PCL............................ 1,188,100 $ 51,870
    LPN Development PCL...............................   181,700   74,750
    Major Cineplex Group PCL..........................   101,800   79,771
    MBK PCL...........................................    29,600   11,514
    Minor International PCL...........................    49,170   46,442
    MK Restaurants Group PCL..........................    21,700   32,490
*   Precious Shipping PCL.............................    49,500    6,816
    Pruksa Real Estate PCL............................   150,300  106,208
    PTG Energy PCL....................................   127,700   49,675
    PTT Exploration & Production PCL..................   116,800  186,318
    PTT Global Chemical PCL...........................    89,100  134,027
    PTT PCL...........................................    80,100  529,031
    Quality Houses PCL................................   987,483   60,245
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................    31,900   44,414
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................     6,100    8,493
    Robinson Department Store PCL.....................    12,700   13,684
    Rojana Industrial Park PCL........................   109,000   15,557
    RS PCL............................................    31,100    7,920
    Samart Corp. PCL..................................   137,600   73,166
    Samart I-Mobile PCL...............................   312,200   10,048
    Samart Telcoms PCL................................    70,100   31,389
    Sansiri PCL....................................... 1,303,900   55,101
    SC Asset Corp PCL.................................   122,625    9,952
    Siam Cement PCL (The)(6609906)....................     1,100   13,299
    Siam Cement PCL (The)(6609928)....................     5,100   61,658
    Siam City Cement PCL..............................     9,100   70,544
    Siam Commercial Bank PCL (The)....................    40,500  147,345
    Siam Global House PCL.............................   114,414   28,818
    Sino-Thai Engineering & Construction PCL..........    66,400   40,138
    SPCG PCL..........................................   105,700   60,345
    Sri Trang Agro-Industry PCL.......................    56,700   16,503
    Sriracha Construction PCL.........................    11,900    4,229
    STP & I PCL.......................................   142,920   39,797
    Supalai PCL.......................................   220,000  112,055
*   Thai Airways International PCL....................   258,600   59,706
    Thai Oil PCL......................................    67,000  120,472
*   Thai Reinsurance PCL..............................   297,000   22,442
    Thai Union Group PCL..............................   226,200  116,479
    Thai Vegetable Oil PCL............................    75,400   48,322
    Thaicom PCL.......................................   102,000   76,359
    Thanachart Capital PCL............................    64,000   67,614
    Thoresen Thai Agencies PCL........................   124,000   26,721
    Ticon Industrial Connection PCL...................    71,900   23,341
    Tipco Asphalt PCL.................................    49,000   45,596
    Tisco Financial Group PCL(B3KFW10)................    31,000   36,654
    Tisco Financial Group PCL(B3KFW76)................    37,100   43,867
    TMB Bank PCL...................................... 1,970,400  142,269
    Total Access Communication PCL....................   122,300  114,659
    TPI Polene PCL....................................   849,200   53,235
*   True Corp. PCL....................................   788,100  156,594
    TTW PCL...........................................    71,700   20,266
    Unique Engineering & Construction PCL.............    87,400   43,049
    Vanachai Group PCL................................    93,200   38,081

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
THAILAND -- (Continued)
    VGI Global Media PCL.............................. 459,400 $   49,369
    Vibhavadi Medical Center PCL...................... 878,900     51,161
    Workpoint Entertainment PCL.......................   8,820      9,503
                                                               ----------
TOTAL THAILAND........................................          6,426,376
                                                               ----------
TURKEY -- (0.3%)
    Akbank TAS........................................  80,931    197,776
    Akcansa Cimento A.S...............................  13,265     59,176
    Akfen Holding A.S.................................   4,974     21,914
    Aksa Akrilik Kimya Sanayii A.S....................  21,077     73,527
    Alarko Holding A.S................................   6,562      8,085
    Albaraka Turk Katilim Bankasi A.S.................  65,031     31,703
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   5,667     35,139
    Arcelik A.S.......................................  30,489    159,275
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........  10,879     66,755
    Aygaz A.S.........................................  12,053     41,206
    BIM Birlesik Magazalar A.S........................   7,161    121,197
    Bolu Cimento Sanayii A.S..........................  15,014     25,958
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....   4,380      9,293
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.......     669     18,984
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...   3,447      8,557
    Cimsa Cimento Sanayi VE Ticaret A.S...............  14,518     70,833
    Coca-Cola Icecek A.S..............................   4,206     46,731
*   Dogan Sirketler Grubu Holding A.S................. 286,232     52,485
    Dogus Otomotiv Servis ve Ticaret A.S..............  12,192     45,018
    EGE Endustri VE Ticaret A.S.......................     154     16,307
    EGE Seramik Sanayi ve Ticaret A.S.................   6,528      9,284
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................  40,838     41,873
    Enka Insaat ve Sanayi A.S.........................  13,482     20,074
    Eregli Demir ve Celik Fabrikalari TAS............. 129,708    136,158
    Ford Otomotiv Sanayi A.S..........................   4,349     47,629
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................   2,303     59,480
    Goodyear Lastikleri TAS...........................     347      8,751
#   GSD Holding A.S...................................  16,440      5,530
#   Gubre Fabrikalari TAS.............................  19,511     36,966
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A....................................  21,566     10,103
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D....................................  45,594     16,895
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............  58,229     28,291
    KOC Holding A.S...................................  11,035     44,291
    Konya Cimento Sanayii A.S.........................      92      9,995
    Koza Altin Isletmeleri A.S........................   7,733     32,942
*   Migros Ticaret A.S................................   5,371     29,124
*   NET Holding A.S...................................   8,540      9,356
#   Otokar Otomotiv Ve Savunma Sanayi A.S.............   1,862     60,687
*   Petkim Petrokimya Holding A.S.....................  52,420     61,952
*   Sekerbank TAS..................................... 100,389     52,151
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........   9,902      7,785
    Soda Sanayii A.S..................................  26,431     41,429
*   Tat Gida Sanayi A.S...............................  25,023     44,711
    TAV Havalimanlari Holding A.S.....................  14,181     84,157
#   Tekfen Holding A.S................................  30,841     40,308
    Tofas Turk Otomobil Fabrikasi A.S.................  10,857     75,082
#   Trakya Cam Sanayii A.S............................  35,797     20,420

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
*   Tupras Turkiye Petrol Rafinerileri A.S............   2,491 $   63,320
*   Turk Hava Yollari AO.............................. 127,089    315,591
    Turk Telekomunikasyon A.S.........................   9,248     16,941
    Turk Traktor ve Ziraat Makineleri A.S.............   2,497     61,382
    Turkcell Iletisim Hizmetleri A.S..................  17,141     61,144
    Turkcell Iletisim Hizmetleri A.S. ADR.............   2,400     21,264
    Turkiye Garanti Bankasi A.S....................... 126,922    320,744
    Turkiye Halk Bankasi A.S..........................  57,946    200,569
    Turkiye Is Bankasi Class C........................  96,094    150,903
    Turkiye Sinai Kalkinma Bankasi A.S................ 163,448     81,474
    Turkiye Sise ve Cam Fabrikalari A.S............... 177,165    179,755
#   Turkiye Vakiflar Bankasi Tao Class D.............. 144,364    185,038
    Ulker Biskuvi Sanayi A.S..........................   5,290     33,846
*   Vestel Elektronik Sanayi ve Ticaret A.S...........   9,435     16,567
#   Yapi ve Kredi Bankasi A.S.........................  93,107    117,372
#*  Zorlu Enerji Elektrik Uretim A.S..................  21,255     11,109
                                                               ----------
TOTAL TURKEY..........................................          3,982,362
                                                               ----------
UNITED KINGDOM -- (12.8%)
    3i Group P.L.C.................................... 158,197  1,003,009
    888 Holdings P.L.C................................  71,548    178,918
    A.G.BARR P.L.C....................................   6,688     50,310
    AA P.L.C..........................................  23,844    100,509
    Aberdeen Asset Management P.L.C...................  79,682    280,868
    Acacia Mining P.L.C...............................  36,691    108,405
    Admiral Group P.L.C...............................  15,197    386,123
    Afren P.L.C.......................................  70,630          7
    Aggreko P.L.C.....................................  38,283    467,310
    Amec Foster Wheeler P.L.C.........................  58,055    343,724
    Amlin P.L.C.......................................  63,825    609,326
    Anglo American P.L.C..............................  60,797    242,502
    Anglo Pacific Group P.L.C.........................  24,983     20,284
    Antofagasta P.L.C.................................  27,862    152,048
    ARM Holdings P.L.C. Sponsored ADR.................   7,545    325,039
    Arrow Global Group P.L.C..........................  31,022     99,499
#   Ashmore Group P.L.C...............................  30,305     95,301
    Ashtead Group P.L.C...............................  74,288    958,336
    Associated British Foods P.L.C....................   8,406    379,224
    AstraZeneca P.L.C.................................     144      9,272
    AstraZeneca P.L.C. Sponsored ADR..................  60,770  1,958,009
    AVEVA Group P.L.C.................................  15,897    303,784
    Aviva P.L.C....................................... 112,729    777,468
    Aviva P.L.C. Sponsored ADR........................  27,659    381,694
    B&M European Value Retail SA......................  29,825    119,805
    Babcock International Group P.L.C.................  91,780  1,202,736
    BAE Systems P.L.C................................. 143,986  1,064,898
*   Balfour Beatty P.L.C.............................. 144,574    518,428
    Barclays P.L.C....................................   6,183     16,545
    Barclays P.L.C. Sponsored ADR..................... 133,292  1,436,888
    Barratt Developments P.L.C........................  97,818    839,055
    BBA Aviation P.L.C................................ 166,377    387,603
    Beazley P.L.C..................................... 122,495    658,640
    Bellway P.L.C.....................................  25,931  1,029,660

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Berendsen P.L.C...................................  46,133 $  719,364
    Berkeley Group Holdings P.L.C.....................  24,378  1,232,468
    Betfair Group P.L.C...............................   6,402    400,831
    BG Group P.L.C....................................  69,046  1,044,859
    BG Group P.L.C. Sponsored ADR.....................   3,529     53,214
    BGEO Group P.L.C..................................   2,717     68,790
    BHP Billiton P.L.C................................  10,365    100,645
    BHP Billiton P.L.C. ADR...........................  42,355    832,276
    Bodycote P.L.C....................................  50,618    395,894
    Booker Group P.L.C................................ 266,775    634,866
    Bovis Homes Group P.L.C...........................  31,233    418,521
    BP P.L.C..........................................   2,213     11,951
    BP P.L.C. Sponsored ADR........................... 232,566  7,528,161
    Brammer P.L.C.....................................  12,373     29,939
    Brewin Dolphin Holdings P.L.C.....................  76,200    304,505
    British American Tobacco P.L.C....................   3,927    218,826
    British American Tobacco P.L.C. Sponsored ADR.....  13,722  1,523,279
    Britvic P.L.C.....................................  35,248    363,902
    BT Group P.L.C.................................... 111,954    779,155
    BT Group P.L.C. Sponsored ADR.....................   7,252    252,805
*   BTG P.L.C.........................................  11,563     96,904
    Bunzl P.L.C.......................................  24,099    644,710
    Burberry Group P.L.C..............................  12,569    215,395
    Bwin Party Digital Entertainment P.L.C............  68,811    123,247
    Cable & Wireless Communications P.L.C............. 549,060    541,254
*   Cairn Energy P.L.C................................ 181,860    371,747
    Cape P.L.C........................................  10,156     32,731
    Capita P.L.C......................................  14,798    249,091
    Capital & Counties Properties P.L.C...............  99,777    527,990
    Card Factory P.L.C................................  13,317     66,283
#   Carillion P.L.C...................................  95,968    377,162
    Carnival P.L.C....................................   1,122     55,971
    Carnival P.L.C. ADR...............................   4,454    224,170
    Castings P.L.C....................................   1,541     10,313
    Centamin P.L.C.................................... 302,362    293,266
    Centrica P.L.C.................................... 270,571    793,884
    Chemring Group P.L.C..............................  31,744     76,057
    Chesnara P.L.C....................................  11,804     55,063
    Cineworld Group P.L.C.............................  49,157    354,723
*   Circassia Pharmaceuticals P.L.C...................   6,887     28,575
    Clarkson P.L.C....................................     961     28,270
    Close Brothers Group P.L.C........................  34,354    632,964
    Cobham P.L.C...................................... 183,928    667,769
    Coca-Cola HBC AG..................................  30,128    616,951
    Compass Group P.L.C...............................  59,653  1,026,620
    Computacenter P.L.C...............................  17,927    211,418
    Connect Group P.L.C...............................   8,127     17,016
    Consort Medical P.L.C.............................   3,430     49,662
    Costain Group P.L.C...............................  18,356     91,951
    Countrywide P.L.C.................................   6,805     34,135
    Cranswick P.L.C...................................  13,762    410,712
    Crest Nicholson Holdings P.L.C....................  46,312    378,719
    Croda International P.L.C.........................  15,445    630,768

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Daily Mail & General Trust P.L.C..................  34,814 $  337,116
    Dairy Crest Group P.L.C...........................  43,729    407,974
    DCC P.L.C.........................................  10,522    812,329
    De La Rue P.L.C...................................  24,557    156,207
    Debenhams P.L.C................................... 282,419    317,096
    Dechra Pharmaceuticals P.L.C......................  14,017    200,218
    Devro P.L.C.......................................  62,118    265,246
    Diageo P.L.C......................................   1,074     28,914
    Diageo P.L.C. Sponsored ADR.......................  13,940  1,500,920
    Dignity P.L.C.....................................   8,264    277,490
    Diploma P.L.C.....................................  35,339    338,518
    Direct Line Insurance Group P.L.C................. 245,567  1,319,061
    Dixons Carphone P.L.C............................. 128,401    870,804
    Domino's Pizza Group P.L.C........................  21,899    308,065
    Drax Group P.L.C..................................  91,865    331,569
    DS Smith P.L.C.................................... 164,744    861,979
    Dunelm Group P.L.C................................  12,539    157,029
    E2V Technologies P.L.C............................  19,859     59,994
    easyJet P.L.C.....................................  22,135    490,660
    Electrocomponents P.L.C........................... 129,895    389,652
    Elementis P.L.C................................... 120,484    370,015
*   EnQuest P.L.C.....................................  98,651     21,993
*   Enterprise Inns P.L.C.............................  54,296     71,501
    Entertainment One, Ltd............................  25,927     55,554
    Essentra P.L.C....................................  34,964    367,430
    esure Group P.L.C.................................  72,691    260,474
    Euromoney Institutional Investor P.L.C............   1,173     15,004
*   Evraz P.L.C.......................................  63,997     57,149
    Experian P.L.C....................................  37,439    638,666
    Fenner P.L.C......................................  65,496     99,348
    Ferrexpo P.L.C....................................  40,971     10,132
    Fidessa Group P.L.C...............................  10,531    282,971
*   Firstgroup P.L.C.................................. 281,331    374,692
*   Flybe Group P.L.C.................................  12,587     13,308
    Foxtons Group P.L.C...............................  58,308    140,601
    Fresnillo P.L.C...................................  15,215    157,489
    Fuller Smith & Turner P.L.C. Class A..............   1,079     17,720
    G4S P.L.C......................................... 196,764    638,777
    Galliford Try P.L.C...............................  18,621    395,760
    Gem Diamonds, Ltd.................................   7,370     12,409
    Genus P.L.C.......................................  11,544    236,921
    GKN P.L.C......................................... 173,252    693,208
    GlaxoSmithKline P.L.C.............................   2,756     56,775
    GlaxoSmithKline P.L.C. Sponsored ADR..............  39,306  1,622,945
    Glencore P.L.C.................................... 176,748    227,880
    Go-Ahead Group P.L.C..............................   9,727    341,515
    Grafton Group P.L.C...............................  37,818    380,112
    Grainger P.L.C....................................  28,016     92,538
    Greencore Group P.L.C............................. 126,427    702,298
    Greene King P.L.C.................................  58,143    732,406
    Greggs P.L.C......................................  25,560    380,956
    Halfords Group P.L.C..............................  56,592    307,624
    Halma P.L.C.......................................  88,400  1,057,813

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C.........................  20,512 $  399,892
    Hays P.L.C........................................ 265,254    481,620
    Headlam Group P.L.C...............................   9,871     69,177
    Helical Bar P.L.C.................................  25,292    145,493
    Henderson Group P.L.C............................. 172,086    684,681
    Hikma Pharmaceuticals P.L.C.......................  20,714    597,883
    Hill & Smith Holdings P.L.C.......................   4,259     45,680
    Hiscox, Ltd.......................................  64,449    915,377
#*  Hochschild Mining P.L.C...........................  72,488     48,763
    Home Retail Group P.L.C........................... 152,328    297,833
    HomeServe P.L.C...................................  69,476    402,227
    Howden Joinery Group P.L.C........................  93,362    668,726
    HSBC Holdings P.L.C. Sponsored ADR................ 132,061  4,674,959
    Hunting P.L.C.....................................  41,560    183,137
    ICAP P.L.C........................................ 132,054    913,510
    IG Group Holdings P.L.C...........................  88,248    925,789
*   Imagination Technologies Group P.L.C..............  35,403     67,158
    IMI P.L.C.........................................  12,093    139,640
    Imperial Tobacco Group P.L.C......................  23,676  1,281,951
    Imperial Tobacco Group P.L.C. ADR.................     329     35,652
    Inchcape P.L.C....................................  88,130    906,178
    Indivior P.L.C....................................  78,104    169,082
    Informa P.L.C.....................................  81,835    744,252
    Inmarsat P.L.C....................................  75,942  1,195,667
    InterContinental Hotels Group P.L.C...............   3,827    125,765
    InterContinental Hotels Group P.L.C. ADR..........  13,317    441,325
    Intermediate Capital Group P.L.C..................  44,149    368,033
    International Consolidated Airlines Group
      SA(B5282K0).....................................   7,157     55,236
    International Consolidated Airlines Group
      SA(B5M6XQ7).....................................  54,299    419,876
    International Consolidated Airlines Group SA
      Sponsored ADR...................................     310     12,071
    International Personal Finance P.L.C..............   9,151     31,551
    Interserve P.L.C..................................  33,649    225,057
    Intertek Group P.L.C..............................  24,557    995,319
    Investec P.L.C....................................  75,584    480,873
*   IP Group P.L.C....................................  27,353     72,555
    ITE Group P.L.C................................... 108,953    218,687
    ITV P.L.C......................................... 165,832    633,954
    J D Wetherspoon P.L.C.............................  39,703    383,411
    J Sainsbury P.L.C................................. 258,500    907,615
    James Fisher & Sons P.L.C.........................  11,683    180,092
    Jardine Lloyd Thompson Group P.L.C................  35,151    419,058
    JD Sports Fashion P.L.C...........................  19,943    325,914
    John Menzies P.L.C................................  21,425    125,178
    John Wood Group P.L.C.............................  69,111    638,817
    Johnson Matthey P.L.C.............................  18,600    657,966
    Jupiter Fund Management P.L.C.....................  45,270    269,446
#*  KAZ Minerals P.L.C................................  50,076     82,588
    KCOM Group P.L.C..................................  97,065    161,241
    Keller Group P.L.C................................  19,379    226,691
    Kier Group P.L.C..................................  24,676    470,545
    Kingfisher P.L.C.................................. 109,959    514,565
    Ladbrokes P.L.C...................................  88,356    160,970
    Laird P.L.C.......................................  59,793    304,072

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
*   Lamprell P.L.C....................................    36,760 $   43,981
    Lancashire Holdings, Ltd..........................    35,411    316,545
    Lavendon Group P.L.C..............................    28,057     54,236
    Legal & General Group P.L.C.......................   487,828  1,702,675
    Lloyds Banking Group P.L.C........................ 1,301,049  1,218,897
#   Lloyds Banking Group P.L.C. ADR...................   162,448    618,927
    London Stock Exchange Group P.L.C.................     9,860    349,136
    Lookers P.L.C.....................................    82,778    186,776
    Man Group P.L.C...................................   297,697    696,211
    Marks & Spencer Group P.L.C.......................   188,928  1,147,154
    Marshalls P.L.C...................................    37,551    165,167
    Marston's P.L.C...................................   110,261    248,581
    McBride P.L.C.....................................    41,510     91,743
    Mears Group P.L.C.................................    15,748     95,593
    Meggitt P.L.C.....................................   113,702    591,363
    Melrose Industries P.L.C..........................    19,104     81,448
    Merlin Entertainments P.L.C.......................    82,037    486,315
    Michael Page International P.L.C..................    73,555    427,124
    Micro Focus International P.L.C...................    18,846    373,279
    Millennium & Copthorne Hotels P.L.C...............    35,342    209,574
    Mitchells & Butlers P.L.C.........................    36,056    149,687
    Mitie Group P.L.C.................................   109,508    442,412
    Mondi P.L.C.......................................    50,748    827,344
    Moneysupermarket.com Group P.L.C..................    64,418    311,693
    Morgan Advanced Materials P.L.C...................    71,667    217,989
    Morgan Sindall Group P.L.C........................     1,477     15,072
*   Mothercare P.L.C..................................    19,832     59,282
    N Brown Group P.L.C...............................    34,022    151,248
    National Express Group P.L.C......................   120,004    519,582
#   National Grid P.L.C. Sponsored ADR................    12,335    873,441
    NCC Group P.L.C...................................     4,409     19,893
    Next P.L.C........................................     6,120    606,593
    Northgate P.L.C...................................    24,074    114,924
    Novae Group P.L.C.................................     5,674     66,360
#*  Ocado Group P.L.C.................................    30,901    116,895
    Old Mutual P.L.C..................................   349,185    851,892
    OneSavings Bank P.L.C.............................    17,221     75,147
*   Ophir Energy P.L.C................................    64,429     82,825
    Oxford Instruments P.L.C..........................    20,947    219,313
    Paragon Group of Cos. P.L.C. (The)................    27,750    125,073
    PayPoint P.L.C....................................    12,457    140,732
    Pearson P.L.C.....................................       811      9,156
    Pearson P.L.C. Sponsored ADR......................    40,647    456,466
    Pendragon P.L.C...................................    88,815     50,104
    Pennon Group P.L.C................................    55,102    698,437
    Persimmon P.L.C...................................    34,185    997,493
    Petra Diamonds, Ltd...............................   114,428    144,901
    Petrofac, Ltd.....................................    54,695    623,309
*   Petropavlovsk P.L.C...............................   563,405     44,778
    Pets at Home Group P.L.C..........................    40,428    148,579
    Phoenix Group Holdings............................    53,115    658,480
    Photo-Me International P.L.C......................    56,793    125,325

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Playtech P.L.C....................................  42,292 $  464,768
    Poundland Group P.L.C.............................  11,705     23,771
    Premier Farnell P.L.C............................. 107,664    154,789
*   Premier Foods P.L.C............................... 176,974     94,227
*   Premier Oil P.L.C.................................  79,088     21,412
    Provident Financial P.L.C.........................  10,476    440,653
    Prudential P.L.C. ADR.............................  51,100  2,010,274
    PZ Cussons P.L.C..................................  44,781    170,357
    QinetiQ Group P.L.C............................... 158,990    527,403
    Randgold Resources, Ltd...........................  14,546  1,032,334
    Rank Group P.L.C..................................  36,381    145,045
    Rathbone Brothers P.L.C...........................   2,177     70,166
    Reckitt Benckiser Group P.L.C.....................  11,171    993,560
    Redrow P.L.C......................................  56,658    360,084
    Regus P.L.C....................................... 173,720    734,367
    RELX P.L.C........................................  14,114    248,328
#   RELX P.L.C. Sponsored ADR.........................  30,069    535,529
    Renishaw P.L.C....................................   7,803    203,276
    Rentokil Initial P.L.C............................ 227,738    509,893
    Restaurant Group P.L.C. (The).....................  68,949    525,288
    Rexam P.L.C.......................................  57,734    495,021
    Ricardo P.L.C.....................................   7,098     80,416
    Rightmove P.L.C...................................  10,064    574,238
    Rio Tinto P.L.C...................................   2,919     71,579
#   Rio Tinto P.L.C. Sponsored ADR....................  49,939  1,230,996
    Robert Walters P.L.C..............................   2,498     11,801
    Rolls-Royce Holdings P.L.C........................ 153,592  1,221,754
    Rotork P.L.C...................................... 187,703    459,575
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.  52,236    384,979
    Royal Dutch Shell P.L.C. Class A..................     324      7,078
    Royal Dutch Shell P.L.C. Class B..................   1,701     37,061
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...  65,735  2,900,886
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  94,243  4,140,095
    Royal Mail P.L.C.................................. 140,202    921,739
    RPC Group P.L.C...................................  68,907    740,241
    RPS Group P.L.C...................................  33,127     86,608
    RSA Insurance Group P.L.C......................... 155,723    929,730
    SABMiller P.L.C...................................  13,206    790,813
    Saga P.L.C........................................  31,791     89,330
    Sage Group P.L.C. (The)........................... 114,395  1,019,727
    Savills P.L.C.....................................  36,147    390,026
    Schroders P.L.C.(0239581).........................   4,007    117,037
    Schroders P.L.C.(0240549).........................  10,579    413,335
    SDL P.L.C.........................................   6,408     41,047
    Senior P.L.C......................................  68,064    212,960
*   Serco Group P.L.C.................................   8,978     10,959
    Severfield P.L.C..................................  10,461      8,806
    Severn Trent P.L.C................................  18,437    578,572
    Shanks Group P.L.C................................  72,515     92,106
    Shire P.L.C.......................................   7,921    444,305
    Shire P.L.C. ADR..................................     735    123,701
    SIG P.L.C......................................... 100,509    192,921
    Sky P.L.C.........................................  48,037    743,258

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
    Sky P.L.C. Sponsored ADR..........................       636 $   39,833
*   Skyepharma P.L.C..................................     7,298     41,114
    Smith & Nephew P.L.C..............................    50,378    839,185
    Smiths Group P.L.C................................    89,732  1,214,000
    Soco International P.L.C..........................    52,573    120,799
    Spectris P.L.C....................................    26,053    590,161
    Speedy Hire P.L.C.................................    43,868     25,956
    Spirax-Sarco Engineering P.L.C....................    17,862    779,633
    Spire Healthcare Group P.L.C......................     5,136     23,760
    Spirent Communications P.L.C......................    83,679     88,586
*   Sports Direct International P.L.C.................    30,602    181,970
    SSE P.L.C.........................................    92,601  1,921,410
    SSP Group P.L.C...................................    13,916     56,817
    St. James's Place P.L.C...........................    66,496    910,418
    St. Modwen Properties P.L.C.......................    41,039    227,286
    Stagecoach Group P.L.C............................    38,571    153,238
    Standard Chartered P.L.C..........................    78,668    530,694
    Standard Life P.L.C...............................   108,624    567,548
    Sthree P.L.C......................................     1,993      8,736
    Stobart Group, Ltd................................    20,339     29,781
    SuperGroup P.L.C..................................    11,081    232,552
    Synthomer P.L.C...................................    81,859    344,084
#   TalkTalk Telecom Group P.L.C......................    41,757    130,881
    Tate & Lyle P.L.C.................................    97,210    871,062
    Taylor Wimpey P.L.C...............................   249,501    687,959
    Ted Baker P.L.C...................................     3,608    154,560
    Telecom Plus P.L.C................................    14,763    212,237
*   Tesco P.L.C.......................................   559,880  1,393,050
*   Thomas Cook Group P.L.C...........................   104,167    159,347
    Topps Tiles P.L.C.................................    28,274     55,025
    Travis Perkins P.L.C..............................    45,475  1,189,854
    Trinity Mirror P.L.C..............................    76,573    164,394
    TT Electronics P.L.C..............................     9,905     22,448
    TUI AG............................................    20,787    353,021
    Tullett Prebon P.L.C..............................    59,622    287,095
*   Tullow Oil P.L.C..................................    43,520    107,865
    U & I Group P.L.C.................................     5,913     17,791
    UBM P.L.C.........................................    90,887    679,907
    UDG Healthcare P.L.C..............................    57,342    428,636
    Ultra Electronics Holdings P.L.C..................    12,089    328,917
    Unilever P.L.C....................................     1,655     72,762
    Unilever P.L.C. Sponsored ADR.....................    20,005    885,621
    UNITE Group P.L.C. (The)..........................    50,451    463,965
    United Utilities Group P.L.C......................    45,838    627,139
    UTV Media P.L.C...................................     3,416      8,567
*   Vectura Group P.L.C...............................    21,153     50,806
#   Vedanta Resources P.L.C...........................    17,593     61,691
    Vesuvius P.L.C....................................    26,021    112,521
    Victrex P.L.C.....................................    17,882    396,971
    Virgin Money Holdings UK P.L.C....................    20,125     90,589
    Vodafone Group P.L.C.............................. 1,177,738  3,785,661
    Vodafone Group P.L.C. Sponsored ADR...............    31,855  1,025,731
    Weir Group P.L.C. (The)...........................    20,347    251,925

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE++
                                                       ------- --------------
UNITED KINGDOM -- (Continued)
    WH Smith P.L.C....................................  14,662 $      386,897
    Whitbread P.L.C...................................   8,294        475,331
    William Hill P.L.C................................ 232,847      1,296,293
    Wilmington P.L.C..................................   3,711         13,888
    WM Morrison Supermarkets P.L.C.................... 494,771      1,237,611
    Wolseley P.L.C....................................  13,326        661,058
    WPP P.L.C.........................................  61,792      1,343,821
    WPP P.L.C. Sponsored ADR..........................   3,436        373,837
    WS Atkins P.L.C...................................  18,816        388,613
    Xaar P.L.C........................................  11,107         76,028
    Xchanging P.L.C...................................  16,996         45,925
    Zoopla Property Group P.L.C.......................   2,830          8,665
                                                               --------------
TOTAL UNITED KINGDOM..................................            167,713,492
                                                               --------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C.........................  11,801        300,577
    Equinix, Inc......................................   1,014        314,776
    International Game Technology P.L.C...............   2,733         39,547
                                                               --------------
TOTAL UNITED STATES...................................                654,901
                                                               --------------
TOTAL COMMON STOCKS...................................          1,231,388,655
                                                               --------------
PREFERRED STOCKS -- (0.6%)

BRAZIL -- (0.3%)
    Alpargatas SA.....................................  44,900         81,937
    Banco ABC Brasil SA...............................  13,606         27,441
    Banco Bradesco SA.................................  60,600        276,866
    Banco Bradesco SA ADR.............................  50,280        229,780
    Banco do Estado do Rio Grande do Sul SA Class B...  34,625         38,635
    Braskem SA Class A................................  31,067        187,075
    Centrais Eletricas Brasileiras SA Class B.........  43,000        108,356
    Cia Brasileira de Distribuicao....................  18,387        176,158
    Cia de Gas de Sao Paulo - COMGAS Class A..........   2,600         26,311
    Cia de Transmissao de Energia Eletrica Paulista...   5,667         64,739
    Cia Energetica de Minas Gerais....................  39,100         57,919
    Cia Energetica de Sao Paulo Class B...............  37,300        123,430
    Cia Paranaense de Energia.........................  12,400         68,583
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................   9,800         19,358
    Gerdau SA......................................... 182,800        165,341
*   Gol Linhas Aereas Inteligentes SA.................  20,900          8,025
    Itau Unibanco Holding SA.......................... 117,395        737,439
    Itau Unibanco Holding SA ADR......................  60,280        379,161
    Lojas Americanas SA...............................  48,400        226,177
    Marcopolo SA...................................... 155,900         79,325
*   Oi SA.............................................  43,868         18,151
*   Petroleo Brasileiro SA............................ 129,746        158,241
*   Petroleo Brasileiro SA Sponsored ADR..............  42,200        102,546
    Randon SA Implementos e Participacoes.............  26,100         14,373
    Suzano Papel e Celulose SA Class A................  46,538        185,628
    Telefonica Brasil SA..............................   8,370         72,912
    Usinas Siderurgicas de Minas Gerais SA Class A.... 123,935         26,486

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
BRAZIL -- (Continued)
    Vale SA...........................................    80,600 $  146,729
    Vale SA Sponsored ADR.............................    14,280     26,418
                                                                 ----------
TOTAL BRAZIL..........................................            3,833,540
                                                                 ----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................    33,372     93,867
                                                                 ----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA...............................    39,725     18,698
    Banco Davivienda SA...............................     8,823     62,251
    Grupo de Inversiones Suramericana SA..............     3,576     37,585
                                                                 ----------
TOTAL COLOMBIA........................................              118,534
                                                                 ----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................     5,698    392,322
#   Biotest AG........................................     3,598     47,651
    Draegerwerk AG & Co. KGaA.........................       941     62,829
    Fuchs Petrolub SE.................................     8,076    331,219
    Henkel AG & Co. KGaA..............................     2,780    295,380
    Jungheinrich AG...................................     4,600    367,088
    Porsche Automobil Holding SE......................     7,134    323,543
    Sartorius AG......................................     1,051    270,332
    Sixt SE...........................................     5,162    192,114
    STO SE & Co. KGaA.................................       585     64,250
    Villeroy & Boch AG................................       987     13,028
    Volkswagen AG.....................................     9,661  1,125,039
                                                                 ----------
TOTAL GERMANY.........................................            3,484,795
                                                                 ----------
TOTAL PREFERRED STOCKS................................            7,530,736
                                                                 ----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16...............       776        222
*   Banco Bradesco SA Rights 02/05/16.................     1,985        447
*   Banco Bradesco SA Rights 02/05/16.................     1,091        109
*   Minerva SA Rights 02/25/16........................    12,000         30
                                                                 ----------
TOTAL BRAZIL..........................................                  808
                                                                 ----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16........    51,380        119
*   Coolpad Group, Ltd. Rights 03/02/16...............    96,600        993
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................    21,250        273
                                                                 ----------
TOTAL CHINA...........................................                1,385
                                                                 ----------
HONG KONG -- (0.0%)
*   GCL New Energy Holdings, Ltd. Rights..............   173,249         --
*   Hanison Construction Holdings, Ltd. Rights
      02/05/16........................................     2,919         20
*   Lai Sun Development Co., Ltd. Rights 01/26/16..... 1,194,500         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
HONG KONG -- (Continued)
*     Skyway Securities Group, Ltd. Warrants 02/11/17.   160,000 $          843
                                                                 --------------
TOTAL HONG KONG.......................................                      863
                                                                 --------------
ITALY -- (0.0%)
#*    Saipem SpA Rights 02/11/16......................    43,538        136,778
                                                                 --------------
MALAYSIA -- (0.0%)
*     VS Industry Bhd Warrants 01/06/19...............    36,375          3,633
                                                                 --------------
TOTAL MALAYSIA........................................                    3,633
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Samsung Engineering Co., Ltd. Rights 02/12/16...    20,007         75,763
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 01/29/16...............................    27,469         12,200
*     Iberdrola SA Rights 02/01/16....................   329,600         46,046
                                                                 --------------
TOTAL SPAIN...........................................                   58,246
                                                                 --------------
TAIWAN -- (0.0%)
*     Eclat Textile Co., Ltd. Rights 02/16/16.........       161            731
*     Wafer Works Corp. Rights........................     3,508             32
                                                                 --------------
TOTAL TAIWAN..........................................                      763
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  278,239
                                                                 --------------
BONDS -- (0.0%)

INDIA -- (0.0%)
      NTPC, Ltd., 8.490%..............................   254,625          4,027
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,239,201,657
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.................. 6,415,530     74,227,683
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,474,051,947)^^.............................           $1,313,429,340
                                                                 ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $   592,187 $ 56,373,212   --    $ 56,965,399
   Austria.......................          --    5,636,452   --       5,636,452
   Belgium.......................     555,332   15,040,445   --      15,595,777
   Brazil........................   1,267,699   11,833,271   --      13,100,970
   Canada........................  66,351,242           --   --      66,351,242
   Chile.........................     697,496    2,266,935   --       2,964,431
   China.........................   4,104,051   58,555,054   --      62,659,105
   Colombia......................     892,275           --   --         892,275
   Czech Republic................          --      256,865   --         256,865
   Denmark.......................     298,569   19,249,073   --      19,547,642
   Egypt.........................          --       96,347   --          96,347
   Finland.......................     675,226   16,648,848   --      17,324,074
   France........................   1,617,189   67,990,559   --      69,607,748
   Germany.......................   2,996,185   62,658,917   --      65,655,102
   Greece........................          --      372,024   --         372,024
   Hong Kong.....................      46,954   26,683,192   --      26,730,146
   Hungary.......................          --      638,098   --         638,098
   India.........................     839,790   24,512,993   --      25,352,783
   Indonesia.....................     147,000    6,559,732   --       6,706,732
   Ireland.......................   1,222,081    4,253,867   --       5,475,948
   Israel........................   3,041,600    3,901,842   --       6,943,442
   Italy.........................     706,320   23,654,293   --      24,360,613
   Japan.........................   2,672,644  233,003,947   --     235,676,591
   Malaysia......................          --    8,531,539   --       8,531,539
   Mexico........................  12,173,845           --   --      12,173,845
   Netherlands...................   2,605,457   22,624,378   --      25,229,835
   New Zealand...................          --    4,833,313   --       4,833,313
   Norway........................     225,557    7,329,982   --       7,555,539
   Peru..........................     133,623           --   --         133,623
   Philippines...................      42,228    3,696,208   --       3,738,436
   Poland........................          --    3,363,005   --       3,363,005
   Portugal......................          --    3,453,510   --       3,453,510
   Russia........................     151,803    2,774,403   --       2,926,206
   Singapore.....................          --   10,465,269   --      10,465,269
   South Africa..................   3,133,348   15,648,606   --      18,781,954
   South Korea...................     752,179   52,914,418   --      53,666,597
   Spain.........................     652,877   24,775,099   --      25,427,976
   Sweden........................      71,983   29,052,625   --      29,124,608
   Switzerland...................   2,970,583   67,735,715   --      70,706,298
   Taiwan........................   2,504,293   41,085,872   --      43,590,165
   Thailand......................   6,406,359       20,017   --       6,426,376
   Turkey........................      21,264    3,961,098   --       3,982,362
   United Kingdom................  38,403,723  129,309,769   --     167,713,492
   United States.................     654,901           --   --         654,901
Preferred Stocks
   Brazil........................     737,905    3,095,635   --       3,833,540
   Chile.........................          --       93,867   --          93,867
   Colombia......................     118,534           --   --         118,534
   Germany.......................          --    3,484,795   --       3,484,795
Rights/Warrants
   Brazil........................          --          808   --             808
   China.........................          --        1,385   --           1,385
   Hong Kong.....................          --          863   --             863
   Italy.........................          --      136,778   --         136,778
   Malaysia......................          --        3,633   --           3,633
   South Korea...................          --       75,763   --          75,763

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
   Spain......................           --         58,246   --            58,246
   Taiwan.....................           --            763   --               763
Bonds
   India......................           --          4,027   --             4,027
Securities Lending Collateral.           --     74,227,683   --        74,227,683
                               ------------ --------------   --    --------------
TOTAL......................... $160,484,302 $1,152,945,038   --    $1,313,429,340
                               ============ ==============   ==    ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc....................... 6,622,656 $101,657,767
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 7,844,665   83,859,464
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc................ 2,291,076   34,434,876
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $235,976,678)................................            219,952,107
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $235,976,678)^^..............................           $219,952,107
                                                                   ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3     TOTAL
                                    ------------  ------- ------- ------------
 Affiliated Investment Companies... $219,952,107       --   --    $219,952,107
 Futures Contracts**...............     (807,180)      --   --        (807,180)
 Forward Currency Contracts**......           --  $13,090   --          13,090
                                    ------------  -------   --    ------------
 TOTAL............................. $219,144,927  $13,090   --    $219,158,017
                                    ============  =======   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................      $4,011,561,611
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,960,562,072)^^...............................      $4,011,561,611
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company................................   $4,396,990,193
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,116,061,456)^^..................................   $4,396,990,193
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund........   $13,025,691,265
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $17,617,033,132)^^................................   $13,025,691,265
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- -----------
COMMON STOCKS -- (91.1%)

BRAZIL -- (5.0%)
    AES Tiete Energia SA..............................  1,417,608 $ 4,653,531
    Aliansce Shopping Centers SA......................    827,711   2,173,540
    Alupar Investimento SA............................    272,100     842,411
    AMBEV SA..........................................  1,591,620   7,448,452
    AMBEV SA ADR...................................... 12,295,434  57,419,677
    Arezzo Industria e Comercio SA....................    451,131   2,148,474
*   B2W Cia Digital...................................    852,078   2,834,188
    Banco Bradesco SA.................................  2,631,428  12,964,734
    Banco do Brasil SA................................  3,734,346  13,019,886
    Banco Santander Brasil SA.........................    263,968     866,574
#   Banco Santander Brasil SA ADR.....................    140,666     450,131
    BB Seguridade Participacoes SA....................  2,736,142  15,881,297
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 13,220,623  34,130,176
    BR Malls Participacoes SA.........................  3,779,509  11,269,407
*   Brasil Brokers Participacoes SA...................  1,336,822     471,415
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.......................................      9,400      22,330
#   Braskem SA Sponsored ADR..........................    584,013   7,002,316
    BRF SA............................................  1,970,188  23,782,078
    BRF SA ADR........................................  1,255,318  15,227,007
    BTG Pactual Group.................................     20,400      86,038
    CCR SA............................................  5,727,096  18,371,706
*   Centrais Eletricas Brasileiras SA.................  1,615,400   2,358,970
#   Centrais Eletricas Brasileiras SA ADR.............    130,848     329,737
*   Centrais Eletricas Brasileiras SA Sponsored ADR...    262,375     372,573
    CETIP SA - Mercados Organizados...................  1,913,550  18,356,215
#   Cia Brasileira de Distribuicao ADR................    194,588   1,858,315
    Cia de Saneamento Basico do Estado de Sao Paulo... 1,072,328 5,736,537 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................    976,227   5,183,765
    Cia de Saneamento de Minas Gerais-COPASA..........    484,388   1,560,783
    Cia Energetica de Minas Gerais....................    319,913     465,003
    Cia Energetica de Minas Gerais Sponsored ADR......  1,059,060   1,567,408
    Cia Hering........................................  1,815,852   5,886,671
    Cia Paranaense de Energia.........................    150,400     543,587
    Cia Paranaense de Energia Sponsored ADR...........    283,710   1,557,568
    Cia Siderurgica Nacional SA.......................  2,942,055   2,628,811
#   Cia Siderurgica Nacional SA Sponsored ADR.........  3,613,990   2,782,772
    Cielo SA..........................................  2,803,909  23,853,002
    Cosan Logistica SA................................    655,006      85,248
    Cosan SA Industria e Comercio.....................    906,832   5,719,479
*   CPFL Energia SA...................................    850,104   3,454,927
#*  CPFL Energia SA ADR...............................    229,674   1,883,327
    CVC Brasil Operadora e Agencia de Viagens SA......     82,900     259,212
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................  2,889,017   5,173,367
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes...................................     15,734      34,529
    Dimed SA Distribuidora da Medicamentos............      1,500     105,665
    Direcional Engenharia SA..........................    977,281     807,505
    Duratex SA........................................  2,304,156   3,059,290
    EcoRodovias Infraestrutura e Logistica SA.........  2,228,743   2,229,807
    EDP - Energias do Brasil SA.......................  2,663,437   8,093,845

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
BRAZIL -- (Continued)
    Embraer SA ADR....................................   884,923 $25,468,084
    Equatorial Energia SA............................. 1,644,097  14,896,868
    Estacio Participacoes SA.......................... 1,576,234   4,625,039
    Eternit SA........................................ 1,097,920     502,654
    Even Construtora e Incorporadora SA............... 2,667,177   2,758,170
    Ez Tec Empreendimentos e Participacoes SA.........   613,715   1,897,875
    Fibria Celulose SA................................   359,742   3,964,012
    Fibria Celulose SA Sponsored ADR.................. 1,057,881  11,689,585
    Fleury SA.........................................   566,693   2,071,776
    Fras-Le SA........................................     6,000       4,973
    GAEC Educacao SA..................................    83,800     209,753
*   Gafisa SA......................................... 2,012,500   1,186,898
#*  Gafisa SA ADR..................................... 1,399,277   1,623,161
    Gerdau SA.........................................   847,882     552,025
    Gerdau SA Sponsored ADR........................... 4,273,552   3,888,932
#   Gol Linhas Aereas Inteligentes SA ADR.............   208,966     114,931
    Grendene SA.......................................   673,228   2,569,921
    Guararapes Confeccoes SA..........................    56,632     571,986
    Helbor Empreendimentos SA......................... 1,103,669     413,983
*   Hypermarcas SA.................................... 1,498,138   8,401,652
    Iguatemi Empresa de Shopping Centers SA...........   811,544   4,099,304
*   International Meal Co Alimentacao SA..............   775,277     697,784
*   International Meal Co. Alimentacao SA.............   459,476     413,841
    Iochpe Maxion SA..................................   831,103   2,224,350
    Itau Unibanco Holding SA.......................... 1,023,818   5,810,679
    JBS SA............................................ 6,036,814  16,354,557
*   JHSF Participacoes SA.............................   619,229     193,685
*   Joao Fortes Engenharia SA.........................    20,369      11,458
    JSL SA............................................   519,318     897,983
    Kepler Weber SA...................................   102,004     306,795
    Klabin SA......................................... 2,601,807  13,676,931
    Kroton Educacional SA............................. 8,043,206  17,156,731
    Light SA..........................................   900,896   1,832,029
    Linx SA...........................................    82,873   1,038,806
    Localiza Rent a Car SA............................ 1,364,948   7,496,394
*   Log-in Logistica Intermodal SA....................   166,379      34,650
    Lojas Americanas SA............................... 1,001,387   2,882,129
    Lojas Renner SA................................... 4,484,089  19,932,218
    LPS Brasil Consultoria de Imoveis SA..............   419,180     278,187
    M Dias Branco SA..................................   249,785   3,629,242
*   Magnesita Refratarios SA..........................   227,312     841,663
    Mahle-Metal Leve SA...............................   490,200   2,973,554
*   Marfrig Global Foods SA........................... 4,099,073   6,272,160
    Marisa Lojas SA...................................   302,121     334,354
*   Mills Estruturas e Servicos de Engenharia SA......   631,090     393,481
*   Minerva SA........................................ 1,382,685   4,253,537
    MRV Engenharia e Participacoes SA................. 3,349,755   7,686,243
    Multiplan Empreendimentos Imobiliarios SA.........   388,416   4,033,988
    Multiplus SA......................................   550,448   4,363,884
    Natura Cosmeticos SA.............................. 1,204,000   6,755,468
    Odontoprev SA..................................... 2,318,120   5,856,934
*   Oi SA.............................................   432,130     237,223
*   Oi SA ADR.........................................    13,654       7,987

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
BRAZIL -- (Continued)
*   Paranapanema SA...................................  1,714,131 $    815,154
*   Petroleo Brasileiro SA............................  2,551,026    4,456,757
#*  Petroleo Brasileiro SA Sponsored ADR..............  3,804,709   13,202,340
    Porto Seguro SA...................................    908,953    5,955,412
    Portobello SA.....................................    150,900       65,705
*   Prumo Logistica SA................................      9,620       22,201
    QGEP Participacoes SA.............................    990,900    1,036,092
    Qualicorp SA......................................  2,151,465    7,274,921
    Raia Drogasil SA..................................  1,355,925   14,087,434
*   Restoque Comercio e Confeccoes de Roupas SA.......    666,523      394,240
    Rodobens Negocios Imobiliarios SA.................    142,921      155,491
*   Rumo Logistica Operadora Multimodal SA............    866,071      411,014
    Santos Brasil Participacoes SA....................    414,345    1,235,894
    Sao Carlos Empreendimentos e Participacoes SA.....      8,800       40,751
    Sao Martinho SA...................................    547,387    6,552,552
    Ser Educacional SA................................     60,700      114,836
    SLC Agricola SA...................................    627,724    2,572,750
    Smiles SA.........................................    506,005    3,610,098
    Sonae Sierra Brasil SA............................    197,218      746,290
*   Springs Global Participacoes SA...................     28,795       17,205
    Sul America SA....................................  1,827,591    8,273,225
    Technos SA........................................    104,816       81,019
    Tecnisa SA........................................  1,033,095      605,338
    Tegma Gestao Logistica............................    302,100      247,400
    Telefonica Brasil SA ADR..........................    478,639    4,173,732
    Tempo Participacoes SA............................    260,997      260,871
*   Tereos Internacional SA...........................      2,128       28,496
    Tim Participacoes SA..............................  2,558,237    4,091,723
    Tim Participacoes SA ADR..........................    307,211    2,430,039
    Totvs SA..........................................  1,151,169    9,339,500
    TPI - Triunfo Participacoes e Investimentos SA....    168,927      191,827
    Tractebel Energia SA..............................    951,409    8,075,330
    Transmissora Alianca de Energia Eletrica SA.......  1,333,656    5,807,526
    Ultrapar Participacoes SA.........................  2,067,950   30,798,401
    Ultrapar Participacoes SA Sponsored ADR...........     70,325    1,051,359
    Usinas Siderurgicas de Minas Gerais SA............    189,344      151,403
    Vale SA...........................................  1,148,274    2,808,910
#   Vale SA Sponsored ADR.............................  2,550,551    6,248,850
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................    840,749    8,392,913
*   Vanguarda Agro SA.................................     45,715       71,253
    Via Varejo SA.....................................    106,900       78,131
    WEG SA............................................  2,522,346    9,760,001
                                                                  ------------
TOTAL BRAZIL..........................................             733,138,177
                                                                  ------------
CHILE -- (1.5%)
    AES Gener SA...................................... 10,960,509    4,809,935
    Aguas Andinas SA Class A.......................... 16,893,878    8,478,351
    Banco de Chile.................................... 35,703,817    3,692,071
#   Banco de Chile ADR................................     92,671    5,788,256
    Banco de Credito e Inversiones....................    180,085    6,950,127
    Banco Santander Chile.............................  6,521,879      282,146
    Banco Santander Chile ADR.........................    624,565   10,798,729

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
CHILE -- (Continued)
    Banmedica SA......................................     638,367 $   883,610
    Besalco SA........................................   1,451,429     447,420
    CAP SA............................................     435,277     897,461
    Cementos BIO BIO SA...............................     180,149     129,516
    Cencosud SA.......................................   4,088,625   8,349,772
    Cencosud SA ADR...................................       6,235      39,281
    Cia Cervecerias Unidas SA.........................     276,048   3,015,685
    Cia Cervecerias Unidas SA Sponsored ADR...........     185,834   4,012,156
*   Cia Sud Americana de Vapores SA...................  28,533,494     540,583
    Cintac SA.........................................     161,631      19,713
    Clinica LAS Condes SA.............................         309      16,038
    Colbun SA.........................................  34,960,428   8,866,229
    Corpbanca SA...................................... 927,509,243   7,038,508
#   Corpbanca SA ADR..................................      67,973     785,088
    Cristalerias de Chile SA..........................      59,157     373,292
    E.CL SA...........................................   3,384,885   4,676,005
    Embotelladora Andina SA Class A ADR...............       2,422      35,095
    Embotelladora Andina SA Class B ADR...............      56,834     956,516
    Empresa Nacional de Electricidad SA...............   4,972,821   6,477,261
    Empresa Nacional de Electricidad SA Sponsored ADR.     208,216   8,078,781
    Empresa Nacional de Telecomunicaciones SA.........     933,335   9,137,185
*   Empresas AquaChile SA.............................     433,769     120,310
    Empresas CMPC SA..................................   5,562,170  12,622,049
    Empresas COPEC SA.................................   1,239,727  10,685,282
    Empresas Hites SA.................................   1,075,010     334,378
*   Empresas La Polar SA..............................   3,682,736     175,749
    Enersis SA........................................  15,150,378   3,611,476
    Enersis SA Sponsored ADR..........................   2,026,836  23,896,396
    Enjoy SA..........................................     407,211      20,422
    Forus SA..........................................     548,599   1,219,232
    Gasco SA..........................................      72,719     518,591
    Grupo Security SA.................................     716,831     190,843
    Inversiones Aguas Metropolitanas SA...............   4,036,594   5,487,106
    Inversiones La Construccion SA....................      77,004     767,040
*   Latam Airlines Group SA(B8L1G76)..................     105,702     417,015
*   Latam Airlines Group SA(2518932)..................     121,449     627,245
#*  Latam Airlines Group SA Sponsored ADR.............   1,291,211   6,611,000
    Masisa SA.........................................  11,576,658     263,758
*   Molibdenos y Metales SA...........................      84,984     482,617
    Multiexport Foods SA..............................   2,734,356     332,400
    Parque Arauco SA..................................   4,224,306   6,579,789
    PAZ Corp. SA......................................   1,360,626     706,084
    Ripley Corp. SA...................................   6,027,207   2,381,963
    SACI Falabella....................................   1,564,009  10,314,590
    Salfacorp SA......................................     670,889     334,863
    Sigdo Koppers SA..................................   1,756,594   2,021,032
    Sociedad Matriz SAAM SA...........................  16,127,609   1,004,575
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     366,669   5,951,038
    Socovesa SA.......................................   1,364,609     215,987
    Sonda SA..........................................   2,734,828   4,324,348
*   Tech Pack SA......................................     201,054      57,744
    Vina Concha y Toro SA.............................   2,369,800   3,774,344

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA Sponsored ADR...............      27,985 $    884,606
                                                                   ------------
TOTAL CHILE...........................................              212,508,682
                                                                   ------------
CHINA -- (13.4%)
    361 Degrees International, Ltd....................   4,075,000    1,340,590
#   AAC Technologies Holdings, Inc....................     585,500    3,755,247
    Agile Property Holdings, Ltd......................   9,800,465    4,733,939
    Agricultural Bank of China, Ltd. Class H..........  40,297,460   14,489,099
    Air China, Ltd. Class H...........................   3,972,000    2,577,207
    Ajisen China Holdings, Ltd........................   2,037,000      824,345
#*  Alibaba Health Information Technology, Ltd........   3,644,000    1,847,916
#*  Alibaba Pictures Group, Ltd.......................  13,660,000    2,773,644
*   Aluminum Corp. of China, Ltd. ADR.................     229,002    1,724,385
#*  Aluminum Corp. of China, Ltd. Class H.............   4,402,000    1,343,553
    AMVIG Holdings, Ltd...............................   1,652,000      637,866
#   Angang Steel Co., Ltd. Class H....................   3,887,160    1,706,050
#   Anhui Conch Cement Co., Ltd. Class H..............   2,872,500    5,632,256
    Anhui Expressway Co., Ltd. Class H................   2,030,000    1,610,213
    Anhui Tianda Oil Pipe Co., Ltd. Class H...........     589,130       79,994
#   Anta Sports Products, Ltd.........................   3,219,000    7,789,944
#*  Anton Oilfield Services Group.....................   6,612,000      561,586
#*  Anxin-China Holdings, Ltd.........................  13,373,000      124,091
#   Asia Cement China Holdings Corp...................   2,581,500      531,509
#*  Asian Citrus Holdings, Ltd........................   3,478,000      207,762
*   Ausnutria Dairy Corp., Ltd........................      67,000       21,610
*   AVIC International Holding HK, Ltd................   2,382,000      189,226
#   AVIC International Holdings, Ltd. Class H.........     802,000      362,017
#   AviChina Industry & Technology Co., Ltd. Class H..   6,341,212    4,422,391
    Bank of China, Ltd. Class H....................... 140,558,702   55,038,690
#   Bank of Chongqing Co., Ltd. Class H...............     812,500      636,368
    Bank of Communications Co., Ltd. Class H..........  13,466,618    8,233,214
#   Baoxin Auto Group, Ltd............................   4,133,500    2,365,812
    Baoye Group Co., Ltd. Class H.....................   1,460,440      877,538
*   BaWang International Group Holding, Ltd...........   1,162,000       69,916
    BBMG Corp. Class H................................   4,823,702    2,717,001
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   8,336,000    7,573,127
    Beijing Capital Land, Ltd. Class H................   7,394,000    2,772,510
#*  Beijing Development HK, Ltd.......................     437,000       78,137
    Beijing Enterprises Holdings, Ltd.................   1,419,028    7,140,138
#   Beijing Enterprises Water Group, Ltd..............   4,998,469    2,500,775
#   Beijing Jingneng Clean Energy Co., Ltd. Class H...   5,246,000    1,548,406
    Beijing North Star Co., Ltd. Class H..............   3,054,000      867,087
#*  Beijing Properties Holdings, Ltd..................   2,520,967      148,636
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H.........................     263,000      137,906
    Belle International Holdings, Ltd.................  15,689,114   10,550,412
    Best Pacific International Holdings, Ltd..........     102,000       46,129
    Besunyen Holdings Co., Ltd........................     230,000       23,526
#   Biostime International Holdings, Ltd..............   1,224,000    3,569,590
#   Bloomage Biotechnology Corp., Ltd.................     605,000    1,386,257
#   Boer Power Holdings, Ltd..........................   1,344,000    2,366,909
    Bolina Holding Co., Ltd...........................     792,000      187,552
#   Bosideng International Holdings, Ltd..............  16,136,157    1,270,324
    Boyaa Interactive International, Ltd..............     673,000      234,182

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Bracell, Ltd......................................      23,000 $      2,081
#   Brilliance China Automotive Holdings, Ltd.........   4,348,000    4,192,133
    Brilliant Circle Holdings International, Ltd......      60,000       12,083
    Broad Greenstate International Co., Ltd...........     468,000       96,159
#*  Byd Co., Ltd. Class H.............................     600,300    2,761,582
*   BYD Electronic International Co., Ltd.............   5,597,722    2,373,599
    C C Land Holdings, Ltd............................   7,428,354    2,316,423
*   C.banner International Holdings, Ltd..............     575,000      216,484
    Cabbeen Fashion, Ltd..............................     294,000      145,668
    Carrianna Group Holdings Co., Ltd.................   1,640,877      157,477
#   CECEP COSTIN New Materials Group, Ltd.............   2,028,000      162,468
    Central China Real Estate, Ltd....................   3,521,074      642,837
    Central China Securities Co., Ltd. Class H........   1,316,000      531,644
    Century Sunshine Group Holdings, Ltd..............  10,820,000      531,851
#   Changshouhua Food Co., Ltd........................   1,543,000      697,595
    Chanjet Information Technology Co., Ltd. Class H..      22,000       39,646
#*  Chaoda Modern Agriculture Holdings, Ltd...........   5,616,910      136,742
#*  Chaowei Power Holdings, Ltd.......................   2,338,000    1,390,539
*   Chia Tai Enterprises International, Ltd...........     124,896       31,202
*   Chigo Holding, Ltd................................  22,124,000      277,964
#   China Aerospace International Holdings, Ltd.......  11,870,600    1,356,930
#*  China Agri-Industries Holdings, Ltd...............  12,515,800    3,397,936
#   China Aircraft Leasing Group Holdings, Ltd........     370,500      292,431
#   China All Access Holdings, Ltd....................   3,340,000    1,147,253
*   China Animal Healthcare, Ltd......................   1,485,000      186,082
    China Aoyuan Property Group, Ltd..................   6,571,000    1,213,198
*   China Automation Group, Ltd.......................   3,425,000      349,729
    China BlueChemical, Ltd. Class H..................   9,863,122    2,072,897
    China Child Care Corp., Ltd.......................   2,314,000      185,177
    China Cinda Asset Management Co., Ltd. Class H....  13,972,000    4,396,470
*   China CITIC Bank Corp., Ltd. Class H..............  18,236,607   10,655,458
*   China City Railway Transportation Technology
      Holdings Co., Ltd...............................     972,000      186,539
#   China Coal Energy Co., Ltd. Class H...............  12,732,168    4,360,730
    China Communications Construction Co., Ltd........
      Class H.........................................   7,066,387    6,312,075
    China Communications Services Corp., Ltd. Class H.  11,715,327    4,552,931
    China Conch Venture Holdings, Ltd.................     512,000      828,103
    China Construction Bank Corp. Class H............. 209,662,302  128,538,969
#*  China COSCO Holdings Co., Ltd. Class H............  11,449,000    4,098,672
#*  China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................  11,026,000    1,256,865
    China Dongxiang Group Co., Ltd....................  14,845,888    2,955,287
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................   2,356,000      403,500
*   China Dynamics Holdings, Ltd......................   3,350,000      113,585
#*  China Eastern Airlines Corp., Ltd. Class H........   3,462,000    1,694,821
    China Electronics Corp. Holdings Co., Ltd.........   1,358,000      405,356
#   China Energine International Holdings, Ltd........   2,088,000      134,632
    China Everbright Bank Co., Ltd. Class H...........   5,452,000    2,575,367
    China Everbright International, Ltd...............   7,585,000    8,056,285
    China Everbright, Ltd.............................   3,504,896    7,296,658
#*  China Fiber Optic Network System Group, Ltd.......   3,208,800      201,931
    China Financial Services Holdings, Ltd............     204,000       14,008
*   China First Capital Group, Ltd....................     176,000       84,925
#*  China Foods, Ltd..................................   2,350,000      756,155
    China Galaxy Securities Co., Ltd. Class H.........  10,235,500    7,545,091

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
#   China Gas Holdings, Ltd...........................  5,428,000 $  6,934,493
*   China Glass Holdings, Ltd.........................  4,226,000      445,301
*   China Greenland Rundong Auto Group, Ltd...........    233,000       90,388
*   China Hanking Holdings, Ltd.......................    696,000      321,247
#   China Harmony New Energy Auto Holding, Ltd........  1,294,000      822,458
*   China High Precision Automation Group, Ltd........  1,360,000       39,983
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................  6,223,007    4,768,220
#   China Hongqiao Group, Ltd.........................  5,631,000    3,078,164
*   China Household Holdings, Ltd..................... 11,200,000      125,436
#   China Huishan Dairy Holdings Co., Ltd.............  4,837,000    1,832,487
*   China Huiyuan Juice Group, Ltd....................  3,969,500    1,453,328
    China International Marine Containers Group Co.,
      Ltd. Class H....................................    298,400      471,056
*   China ITS Holdings Co., Ltd.......................  2,751,096      210,535
#   China Jinmao Holdings Group, Ltd.................. 19,816,976    5,212,329
    China Lesso Group Holdings, Ltd...................  6,124,000    3,372,465
    China Life Insurance Co., Ltd. ADR................    881,250   10,663,125
    China Life Insurance Co., Ltd. Class H............    871,000    2,116,209
    China Lilang, Ltd.................................  2,278,000    1,311,288
*   China Longevity Group Co., Ltd....................    893,399       29,509
    China Longyuan Power Group Corp., Ltd. Class H....  8,855,000    5,290,968
    China LotSynergy Holdings, Ltd....................  8,340,000      287,955
#*  China Lumena New Materials Corp................... 15,666,000           --
    China Machinery Engineering Corp. Class H.........  1,268,000      877,990
    China Maple Leaf Educational Systems, Ltd.........  1,264,000      587,889
    China Medical System Holdings, Ltd................  4,698,800    5,530,037
    China Mengniu Dairy Co., Ltd......................  4,215,000    5,891,288
    China Merchants Bank Co., Ltd. Class H............  9,966,146   19,372,923
    China Merchants Holdings International Co., Ltd...  3,779,526   10,431,955
    China Merchants Land, Ltd.........................  1,526,000      214,396
#*  China Metal Recycling Holdings, Ltd...............  1,955,133      444,254
    China Minsheng Banking Corp., Ltd. Class H........ 12,770,800   11,350,355
    China Mobile, Ltd.................................  3,556,500   39,201,966
    China Mobile, Ltd. Sponsored ADR..................  1,846,091  100,667,342
#   China Modern Dairy Holdings, Ltd..................  9,028,000    1,655,801
#   China Molybdenum Co., Ltd. Class H................  4,440,000      654,971
#   China National Building Material Co., Ltd.
      Class H......................................... 15,346,000    6,380,166
    China National Materials Co., Ltd. Class H........  6,363,000    1,107,969
*   China New Town Development Co., Ltd...............  5,843,677      181,402
*   China NT Pharma Group Co., Ltd....................  1,432,000      370,985
#*  China Oil & Gas Group, Ltd........................ 25,700,000    1,481,357
#   China Oilfield Services, Ltd. Class H.............  4,932,000    3,587,230
#   China Overseas Grand Oceans Group, Ltd............  4,188,000    1,430,445
    China Overseas Land & Investment, Ltd.............  8,914,033   26,101,418
#*  China Overseas Property Holdings, Ltd.............  2,971,344      358,885
    China Pacific Insurance Group Co., Ltd. Class H...  1,836,665    6,504,685
    China Petroleum & Chemical Corp. ADR..............    211,889   11,931,458
    China Petroleum & Chemical Corp. Class H.......... 22,154,400   12,515,866
    China Pioneer Pharma Holdings, Ltd................    785,000      184,573
    China Power International Development, Ltd........ 11,778,200    5,260,526
#   China Power New Energy Development Co., Ltd....... 21,020,000    1,611,661
#*  China Precious Metal Resources Holdings Co., Ltd.. 13,931,682      460,241
*   China Properties Group, Ltd.......................  2,449,000      436,932
#   China Railway Construction Corp., Ltd. Class H....  3,172,687    3,194,511

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    China Railway Group, Ltd. Class H.................  3,830,000 $ 2,795,684
#*  China Rare Earth Holdings, Ltd....................  9,318,399     550,127
    China Resources Beer Holdings Company, Ltd........  3,752,246   5,964,399
#   China Resources Cement Holdings, Ltd..............  7,908,946   1,916,061
    China Resources Gas Group, Ltd....................  1,856,000   4,665,151
    China Resources Land, Ltd.........................  6,364,610  15,779,218
    China Resources Power Holdings Co., Ltd...........  4,572,820   7,814,299
*   China Ruifeng Renewable Energy Holdings, Ltd......    624,000      64,721
#*  China Sanjiang Fine Chemicals Co., Ltd............  3,305,000     317,372
    China SCE Property Holdings, Ltd..................  3,695,400     795,256
#*  China Shanshui Cement Group, Ltd.................. 10,119,645   2,692,208
*   China Shengmu Organic Milk, Ltd...................  1,407,000     323,683
    China Shenhua Energy Co., Ltd. Class H............  3,872,500   5,857,182
    China Shineway Pharmaceutical Group, Ltd..........  1,577,000   1,810,250
#*  China Shipping Container Lines Co., Ltd. Class H.. 20,067,300   3,930,053
#   China Shipping Development Co., Ltd. Class H......  7,144,000   4,505,519
    China Silver Group, Ltd...........................  1,646,000     340,986
#   China Singyes Solar Technologies Holdings, Ltd....  2,560,800   1,223,349
#   China South City Holdings, Ltd.................... 13,102,711   2,470,452
#   China Southern Airlines Co., Ltd. Class H.........  6,606,000   4,014,464
#   China Southern Airlines Co., Ltd. Sponsored ADR...     41,944   1,256,642
    China Starch Holdings, Ltd........................  8,270,000     149,545
    China State Construction International Holdings,
      Ltd.............................................  3,275,520   5,289,588
#   China Suntien Green Energy Corp., Ltd. Class H....  7,956,000     896,656
#*  China Taifeng Beddings Holdings, Ltd..............  1,662,000      43,254
*   China Taiping Insurance Holdings Co., Ltd.........  4,088,730   8,673,955
    China Telecom Corp., Ltd. ADR.....................    136,139   6,376,751
    China Telecom Corp., Ltd. Class H.................  7,958,000   3,753,370
#*  China Tian Lun Gas Holdings, Ltd..................    655,500     505,220
*   China Tianyi Holdings, Ltd........................  2,324,000     358,418
#*  China Traditional Chinese Medicine Co., Ltd.......  2,150,000   1,189,359
    China Travel International Investment Hong Kong,
      Ltd............................................. 12,483,892   4,250,177
    China Unicom Hong Kong, Ltd....................... 18,064,000  20,083,458
    China Unicom Hong Kong, Ltd. ADR..................  1,125,159  12,478,013
*   China Vanadium Titano - Magnetite Mining Co., Ltd.  4,385,000     131,131
    China Vanke Co., Ltd. Class H.....................  3,151,800   7,244,025
#   China Water Affairs Group, Ltd....................  4,436,000   1,890,755
#*  China Water Industry Group, Ltd...................  1,600,000     297,815
    China XLX Fertiliser, Ltd.........................     83,000      27,713
#   China Yongda Automobiles Services Holdings, Ltd...    785,000     484,512
#*  China Yurun Food Group, Ltd.......................  7,771,000   1,068,276
*   China Zenith Chemical Group, Ltd..................  4,580,000     409,141
    China ZhengTong Auto Services Holdings, Ltd.......  5,321,000   1,967,174
#   China Zhongwang Holdings, Ltd.....................  9,451,979   4,292,990
#*  Chinasoft International, Ltd......................  4,360,000   1,534,787
#*  Chinese People Holdings Co., Ltd.................. 11,215,071     182,864
#*  Chongqing Iron & Steel Co., Ltd. Class H..........  1,700,000     213,482
    Chongqing Machinery & Electric Co., Ltd. Class H..  6,453,962     696,529
#   Chongqing Rural Commercial Bank Co., Ltd. Class H. 11,825,000   5,991,140
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................  2,446,000     326,760
    CIFI Holdings Group Co., Ltd......................  2,628,000     504,969
#   CIMC Enric Holdings, Ltd..........................  2,618,000   1,319,507
#*  CITIC Dameng Holdings, Ltd........................  1,382,000      62,984

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
#*  CITIC Resources Holdings, Ltd..................... 13,020,000 $   997,574
    CITIC Securities Co., Ltd. Class H................  5,546,000  10,804,394
    CITIC, Ltd........................................ 12,030,567  17,089,795
#*  Citychamp Watch & Jewellery Group, Ltd............  9,788,000   1,433,178
    Clear Media, Ltd..................................    222,000     193,400
    CNOOC, Ltd........................................ 31,188,000  31,908,777
#   CNOOC, Ltd. Sponsored ADR.........................    237,300  24,102,561
*   Coastal Greenland, Ltd............................  3,432,000      82,184
*   Cogobuy Group.....................................    772,000     844,791
    Colour Life Services Group Co., Ltd...............    120,000      79,774
#   Comba Telecom Systems Holdings, Ltd...............  6,705,267   1,021,987
*   Comtec Solar Systems Group, Ltd...................  4,506,000     333,190
#   Concord New Energy Group, Ltd..................... 24,185,909   1,065,991
    Consun Pharmaceutical Group, Ltd..................    520,000     287,875
#*  Coolpad Group, Ltd................................ 15,268,000   2,335,647
#   Cosco International Holdings, Ltd.................  1,476,000     768,421
    COSCO Pacific, Ltd................................  8,975,437  10,175,904
*   Coslight Technology International Group Co., Ltd..    480,000     161,318
#   Cosmo Lady China Holdings Co., Ltd................    355,000     319,890
    Country Garden Holdings Co., Ltd.................. 23,238,660   8,946,632
#   CP Pokphand Co., Ltd.............................. 14,233,658   1,182,062
#   CPMC Holdings, Ltd................................  1,542,000     784,146
#   CRRC Corp, Ltd. Class H...........................  5,489,324   5,137,275
    CSPC Pharmaceutical Group, Ltd....................  7,278,000   6,136,311
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H....................................    280,000     384,918
#   CT Environmental Group, Ltd.......................  5,876,000   1,713,667
    Da Ming International Holdings, Ltd...............     34,000       8,559
*   DaChan Food Asia, Ltd.............................  1,513,087     143,726
#   Dah Chong Hong Holdings, Ltd......................  4,873,000   1,853,352
#   Dalian Port PDA Co., Ltd. Class H.................  3,598,000   1,459,196
*   Daphne International Holdings, Ltd................  5,346,000     726,663
#   Datang International Power Generation Co., Ltd.
      Class H.........................................  8,618,000   2,279,995
#   Dawnrays Pharmaceutical Holdings, Ltd.............  1,513,491   1,018,683
#*  DBA Telecommunication Asia Holdings, Ltd..........  1,020,000       8,600
    Digital China Holdings, Ltd.......................  4,101,000   4,267,463
#   Dongfang Electric Corp., Ltd. Class H.............  1,025,400     832,112
    Dongfeng Motor Group Co., Ltd. Class H............  5,250,000   6,270,394
#   Dongjiang Environmental Co., Ltd. Class H.........    388,395     483,418
    Dongyue Group, Ltd................................  6,762,000   1,302,979
*   Dynagreen Environmental Protection Group Co.,
      Ltd. Class H....................................    867,000     367,946
#*  Dynasty Fine Wines Group, Ltd.....................  1,708,000      59,269
    Embry Holdings, Ltd...............................    509,000     249,487
    ENN Energy Holdings, Ltd..........................  2,098,000   9,500,918
    EVA Precision Industrial Holdings, Ltd............  5,512,516     791,326
*   EverChina International Holdings Co., Ltd......... 18,242,500     649,416
#   Evergrande Real Estate Group, Ltd................. 29,448,000  19,708,638
*   Evergreen International Holdings, Ltd.............  1,091,000     105,636
*   Extrawell Pharmaceutical Holdings, Ltd............  4,802,079     175,057
    Fantasia Holdings Group Co., Ltd.................. 10,241,519   1,106,695
    Far East Horizon, Ltd.............................  1,714,000   1,322,859
    Feiyu Technology International Co., Ltd...........    333,000      77,843
    First Tractor Co., Ltd. Class H...................  1,060,000     563,816
*   Forgame Holdings, Ltd.............................     41,500      66,624

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
#   Fosun International, Ltd..........................  3,124,620 $ 4,131,730
    Fu Shou Yuan International Group, Ltd.............    954,000     687,692
#   Fufeng Group, Ltd.................................  5,882,800   1,890,970
#   Fuguiniao Co., Ltd. Class H.......................    658,400     390,696
*   Fullshare Holdings, Ltd...........................  2,715,000     636,546
#   Future Land Development Holdings, Ltd.............  1,680,000     205,027
#   GCL-Poly Energy Holdings, Ltd..................... 54,126,320   6,980,253
#   Geely Automobile Holdings, Ltd.................... 22,910,000   9,803,131
*   Global Bio-Chem Technology Group Co., Ltd.........  7,263,600     160,331
*   Glorious Property Holdings, Ltd................... 14,397,712   1,506,193
    Goldbond Group Holdings, Ltd......................    650,000      21,775
#   Golden Eagle Retail Group, Ltd....................  2,597,000   2,888,428
#   Golden Meditech Holdings, Ltd.....................  7,239,713     965,632
#*  Goldin Properties Holdings, Ltd...................     80,000      55,274
    Goldlion Holdings, Ltd............................    852,866     316,416
    Goldpac Group, Ltd................................    187,000      56,067
    GOME Electrical Appliances Holding, Ltd........... 50,445,660   7,071,080
    Good Friend International Holdings, Inc...........    487,333     114,196
#*  Goodbaby International Holdings, Ltd..............  2,972,000   1,267,303
    Great Wall Motor Co., Ltd. Class H................  7,832,250   6,067,551
#   Greatview Aseptic Packaging Co., Ltd..............  2,430,000   1,019,695
#*  Greenland Hong Kong Holdings, Ltd.................  3,155,275     880,359
*   Greentown China Holdings, Ltd.....................  4,342,000   3,263,270
    Guangdong Investment, Ltd.........................  7,658,000   9,788,051
*   Guangdong Land Holdings, Ltd......................  2,971,361     724,846
    Guangdong Yueyun Transportation Co., Ltd. Class H.    188,000     119,224
#   Guangshen Railway Co., Ltd. Class H...............  3,158,000   1,347,901
    Guangshen Railway Co., Ltd. Sponsored ADR.........     68,574   1,448,283
    Guangzhou Automobile Group Co., Ltd. Class H......  1,602,350   1,352,890
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H....................................    234,000     519,928
#   Guangzhou R&F Properties Co., Ltd. Class H........  5,148,332   5,570,480
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................  2,974,000     208,627
*   Haichang Ocean Park Holdings, Ltd.................    328,000      68,143
    Haier Electronics Group Co., Ltd..................  3,379,000   5,965,206
    Haitian International Holdings, Ltd...............  1,731,000   2,085,126
    Haitong Securities Co., Ltd. Class H..............  4,438,800   6,771,387
#*  Hanergy Thin Film Power Group, Ltd................ 37,310,000   1,020,825
    Harbin Bank Co., Ltd. Class H.....................     52,000      13,529
#   Harbin Electric Co., Ltd. Class H.................  4,124,587   1,493,859
*   HC International, Inc.............................    478,000     222,151
    Henderson Investment, Ltd.........................    377,000      30,182
*   Heng Tai Consumables Group, Ltd...................     40,642       1,698
    Hengan International Group Co., Ltd...............  1,571,622  14,119,156
#   Hengdeli Holdings, Ltd............................ 12,100,800   1,313,944
*   Hi Sun Technology China, Ltd......................  1,590,000     234,887
*   Hidili Industry International Development, Ltd....  5,004,000      93,797
#   Hilong Holding, Ltd...............................  2,621,000     328,477
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.........................................  1,348,000     527,017
*   HKC Holdings, Ltd................................. 19,752,210     325,249
*   HL Technology Group, Ltd..........................    622,000     162,601
    HNA Infrastructure Co., Ltd. Class H..............    596,000     685,738
#*  Honghua Group, Ltd................................  6,145,000     284,692
    Hopefluent Group Holdings, Ltd....................    601,973     142,164

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
#   Hopewell Highway Infrastructure, Ltd..............   3,821,028 $ 1,759,523
#*  Hopson Development Holdings, Ltd..................   3,782,000   3,518,268
    HOSA International, Ltd...........................     560,000     184,999
#   Hua Han Health Industry Holdings, Ltd. Class H....  21,416,041   2,174,399
    Huabao International Holdings, Ltd................  10,680,986   3,995,827
    Huadian Fuxin Energy Corp., Ltd. Class H..........   5,454,000   1,070,120
    Huadian Power International Corp., Ltd. Class H...   5,558,000   3,329,770
    Huaneng Power International, Inc. Class H.........   3,146,000   2,576,148
    Huaneng Power International, Inc. Sponsored ADR...     105,617   3,489,586
#   Huaneng Renewables Corp., Ltd. Class H............  14,304,000   3,091,220
*   Huatai Securities Co., Ltd. Class H...............     919,200   1,725,171
#   Huishang Bank Corp., Ltd. Class H.................     827,000     370,936
    Hydoo International Holding, Ltd..................     150,000      16,483
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 172,209,725  89,624,971
    Inspur International, Ltd.........................   2,056,000     343,623
#   Intime Retail Group Co., Ltd......................   3,781,000   2,892,755
#   Jiangnan Group, Ltd...............................   4,896,000     729,399
#   Jiangsu Expressway Co., Ltd. Class H..............   3,056,000   3,681,012
    Jiangxi Copper Co., Ltd. Class H..................   4,347,000   4,427,168
*   Jinchuan Group International Resources Co., Ltd...   1,141,000      38,887
    Ju Teng International Holdings, Ltd...............   4,618,090   1,827,475
    Jutal Offshore Oil Services, Ltd..................     466,000      31,085
*   Kai Yuan Holdings, Ltd............................  16,790,000     134,830
#*  Kaisa Group Holdings, Ltd.........................   9,692,684     364,370
*   Kangda International Environmental Co., Ltd.......     849,000     157,974
*   Kasen International Holdings, Ltd.................     738,000      98,388
#   Kingboard Chemical Holdings, Ltd..................   3,748,166   5,763,690
    Kingboard Laminates Holdings, Ltd.................   4,964,984   2,004,061
#   Kingdee International Software Group Co., Ltd.....   8,591,600   3,017,474
    Koradior Holdings, Ltd............................     143,000     195,009
    Kunlun Energy Co., Ltd............................  12,230,000   9,227,621
    KWG Property Holding, Ltd.........................   7,601,644   4,887,844
#*  Labixiaoxin Snacks Group, Ltd.....................   2,192,000     223,764
    Lai Fung Holdings, Ltd............................  26,006,548     411,032
*   Landing International Development, Ltd............   5,950,000      84,547
#   Le Saunda Holdings, Ltd...........................   1,385,800     278,939
    Lee & Man Chemical Co., Ltd.......................     821,339     197,667
    Lee & Man Paper Manufacturing, Ltd................   6,169,200   3,496,189
#   Lee's Pharmaceutical Holdings, Ltd................     133,000     122,992
#   Lenovo Group, Ltd.................................  19,046,000  17,021,874
    Leoch International Technology, Ltd...............     907,000      67,830
#*  Li Ning Co., Ltd..................................   2,034,583     938,717
#*  Lianhua Supermarket Holdings Co., Ltd. Class H....   2,109,200     689,404
*   Lifetech Scientific Corp..........................   2,868,000     481,976
#*  Lingbao Gold Co., Ltd. Class H....................   1,640,000     292,014
    Livzon Pharmaceutical Group, Inc. Class H.........      76,400     345,240
#   Logan Property Holdings Co., Ltd..................     974,000     292,527
    Longfor Properties Co., Ltd.......................   5,269,500   6,752,534
#   Lonking Holdings, Ltd.............................  11,309,000   1,464,558
#*  Loudong General Nice Resources China Holdings,
      Ltd.............................................   5,239,309     447,455
#*  Luye Pharma Group, Ltd............................   1,205,000   1,005,342
#*  Maanshan Iron & Steel Co., Ltd. Class H...........   6,976,000   1,290,785
#   Maoye International Holdings, Ltd.................   6,313,000     686,022

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    Merry Garden Holdings, Ltd........................  9,840,000 $   215,432
#   Metallurgical Corp. of China, Ltd. Class H........ 11,828,000   2,763,309
#*  Microport Scientific Corp.........................  1,233,000     584,102
*   MIE Holdings Corp.................................  6,992,000     746,717
    MIN XIN Holdings, Ltd.............................    650,000     579,536
#*  Mingfa Group International Co., Ltd...............  4,986,000   1,221,036
*   Mingyuan Medicare Development Co., Ltd............  4,480,000      24,816
#   Minmetals Land, Ltd...............................  6,023,644     571,125
    Minth Group, Ltd..................................  1,989,000   3,641,056
#*  MMG, Ltd..........................................  9,504,000   1,749,641
    MOBI Development Co., Ltd.........................     34,000       4,859
    Nature Home Holding Co., Ltd......................    654,000      81,187
#   NetDragon Websoft, Inc............................    197,456     506,868
    New China Life Insurance Co., Ltd. Class H........  1,410,800   4,850,560
#   New World China Land, Ltd.........................  9,989,700   9,712,196
    New World Department Store China, Ltd.............  2,308,538     310,849
    Nexteer Automotive Group, Ltd.....................    611,000     634,181
    Nine Dragons Paper Holdings, Ltd..................  9,526,000   6,019,559
#*  North Mining Shares Co., Ltd...................... 11,980,000     142,631
#*  NVC Lighting Holdings, Ltd........................  6,874,000     728,249
*   O-Net Technologies Group, Ltd.....................  1,691,000     420,949
*   Optics Valley Union Holdings......................    964,000     105,152
    Overseas Chinese Town Asia Holdings, Ltd..........    357,817     131,807
#   Pacific Online, Ltd...............................  1,676,195     442,430
#   Parkson Retail Group, Ltd.........................  6,368,500     734,047
#   PAX Global Technology, Ltd........................  1,372,000   1,392,569
    Peak Sport Products Co., Ltd......................  3,467,000     880,850
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.........................................  8,649,000   3,469,352
#   PetroChina Co., Ltd. ADR..........................    217,878  13,316,703
    PetroChina Co., Ltd. Class H...................... 25,460,000  15,805,428
#   Phoenix Healthcare Group Co., Ltd.................    590,500     515,403
#   Phoenix Satellite Television Holdings, Ltd........  4,782,000     957,358
    PICC Property & Casualty Co., Ltd. Class H........ 11,244,932  19,235,073
    Ping An Insurance Group Co. of China, Ltd.
      Class H.........................................  9,957,500  45,242,995
    Poly Culture Group Corp., Ltd. Class H............     50,600     117,083
#   Poly Property Group Co., Ltd...................... 13,344,068   3,649,075
#*  Pou Sheng International Holdings, Ltd.............  5,562,609     978,581
    Powerlong Real Estate Holdings, Ltd...............  6,041,715   1,082,367
#*  Prosperity International Holdings HK, Ltd.........  8,580,000     233,140
#*  PW Medtech Group, Ltd.............................  2,028,000     433,126
    Qingdao Port International Co., Ltd. Class H......    301,000     111,196
    Qingling Motors Co., Ltd. Class H.................  1,812,000     502,433
    Qinhuangdao Port Co., Ltd. Class H................    302,500     130,870
*   Qunxing Paper Holdings Co., Ltd...................    854,211      41,498
*   Real Gold Mining, Ltd.............................    640,000      21,633
#   Real Nutriceutical Group, Ltd.....................  4,279,000     393,042
    Redco Properties Group, Ltd.......................     94,000      67,824
#*  Renhe Commercial Holdings Co., Ltd................ 97,354,615   4,041,076
#   REXLot Holdings, Ltd.............................. 40,943,724     868,249
    Road King Infrastructure, Ltd.....................  1,271,000   1,017,532
    Samson Holding, Ltd...............................  4,377,000     501,720
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................  4,959,500   1,004,450
#*  Scud Group, Ltd...................................  1,110,000      27,818

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
*   Semiconductor Manufacturing International Corp.... 97,636,955 $ 8,604,666
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    173,964     749,785
    Shandong Chenming Paper Holdings, Ltd. Class H....  1,450,022     928,063
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................  4,232,000   2,728,814
#   Shanghai Electric Group Co., Ltd. Class H.........  3,202,000   1,421,070
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    382,500     920,557
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H.........................................    168,000      99,217
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H....................................    271,000     214,890
    Shanghai Industrial Holdings, Ltd.................  2,872,000   6,271,840
#   Shanghai Industrial Urban Development Group, Ltd..  9,539,025   1,674,636
#   Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................  6,130,000   2,274,880
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.........................................  1,581,300   3,079,882
    Shanghai Prime Machinery Co., Ltd. Class H........  2,620,000     336,152
*   Shanghai Zendai Property, Ltd.....................  6,120,000     144,581
    Sheen Tai Holdings Grp Co., Ltd...................    380,000      41,042
*   Shengli Oil & Gas Pipe Holdings, Ltd..............  5,242,500     205,329
    Shenguan Holdings Group, Ltd......................  5,656,000     622,699
    Shenzhen Expressway Co., Ltd. Class H.............  3,360,000   2,680,386
    Shenzhen International Holdings, Ltd..............  4,539,385   7,132,190
    Shenzhen Investment, Ltd.......................... 17,801,749   6,881,391
#   Shenzhou International Group Holdings, Ltd........  1,047,000   5,627,629
    Shimao Property Holdings, Ltd.....................  7,468,683  10,607,698
*   Shougang Concord International Enterprises Co.,
      Ltd............................................. 24,674,100     640,962
#   Shougang Fushan Resources Group, Ltd.............. 16,510,461   1,797,082
#   Shui On Land, Ltd................................. 22,967,276   5,600,767
*   Shunfeng International Clean Energy, Ltd..........  4,380,000     633,584
#   Sichuan Expressway Co., Ltd. Class H..............  4,244,000   1,254,917
    Sihuan Pharmaceutical Holdings Group, Ltd......... 13,819,000   1,464,157
    Silver Grant International Industries, Ltd........  4,466,000     565,441
*   SIM Technology Group, Ltd.........................  5,367,000     227,277
    Sino Biopharmaceutical, Ltd....................... 14,343,998   9,865,611
#*  Sino Oil And Gas Holdings, Ltd.................... 58,452,234   1,441,088
*   Sino-I Technology, Ltd............................  1,750,000      23,229
    Sino-Ocean Land Holdings, Ltd..................... 16,388,462   8,309,176
    Sinofert Holdings, Ltd............................ 12,658,673   1,707,701
#*  Sinolink Worldwide Holdings, Ltd..................  6,283,492     751,635
#   SinoMedia Holding, Ltd............................  1,167,258     299,690
    Sinopec Engineering Group Co., Ltd. Class H.......    798,000     672,116
#   Sinopec Kantons Holdings, Ltd.....................  3,274,000   1,704,205
#*  Sinopec Oilfield Service Corp. Class H............  3,734,000     826,215
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H..  1,151,000     468,211
*   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................     30,847   1,238,179
    Sinopharm Group Co., Ltd. Class H.................  3,094,800  10,993,049
    Sinosoft Technology Group, Ltd....................    872,000     402,999
#   Sinotrans Shipping, Ltd...........................  8,172,000   1,282,657
#   Sinotrans, Ltd. Class H...........................  8,521,000   3,908,698
    Sinotruk Hong Kong, Ltd...........................  4,146,000   1,376,670
#   SITC International Holdings Co., Ltd..............  3,007,000   1,391,781
#   Skyworth Digital Holdings, Ltd.................... 10,501,822   5,443,534
#   SMI Holdings Group, Ltd........................... 11,836,000   1,229,556
    SOHO China, Ltd................................... 11,252,839   5,264,942
*   Solargiga Energy Holdings, Ltd....................  9,038,000     185,504
#*  Sparkle Roll Group, Ltd...........................  6,480,000     372,580

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
    Springland International Holdings, Ltd............  1,588,000 $    314,212
#*  SPT Energy Group, Inc.............................  2,996,000      236,678
*   SRE Group, Ltd.................................... 12,007,714      460,844
#   SSY Group, Ltd....................................  8,568,506    2,231,823
#   Sun Art Retail Group, Ltd.........................  5,731,500    3,218,595
*   Sun King Power Electronics Group..................    462,000       66,492
#   Sunac China Holdings, Ltd......................... 11,050,000    6,897,919
#   Sunny Optical Technology Group Co., Ltd...........  2,724,000    5,839,221
*   Sunshine 100 China Holdings, Ltd..................     27,000       12,296
#*  Superb Summit International Group, Ltd............  1,350,000       47,505
*   Synertone Communication Corp......................  1,280,000       12,456
#   TCC International Holdings, Ltd...................  8,255,995    1,207,198
#   TCL Communication Technology Holdings, Ltd........  2,902,100    2,157,943
#   TCL Multimedia Technology Holdings, Ltd...........  2,719,200    1,461,084
#*  Technovator International, Ltd....................    778,000      353,590
    Tencent Holdings, Ltd.............................  9,155,700  172,005,306
#   Tenfu Cayman Holdings Co., Ltd....................    101,000       34,908
    Tenwow International Holdings, Ltd................    180,000       49,437
    Texhong Textile Group, Ltd........................  1,789,000    1,164,678
#   Tian An China Investment Co., Ltd.................    896,357      441,103
    Tian Ge Interactive Holdings, Ltd.................    736,000      428,248
    Tian Shan Development Holdings, Ltd...............  1,306,000      529,477
#   Tiangong International Co., Ltd...................  7,200,056      484,355
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H...............................    646,000      416,015
    Tianjin Development Holdings, Ltd.................  1,927,800      934,889
*   Tianjin Jinran Public Utilities Co., Ltd. Class H.  2,010,000      161,081
    Tianjin Port Development Holdings, Ltd............ 10,975,200    1,526,877
#*  Tianneng Power International, Ltd.................  3,065,952    2,300,457
#   Tibet 5100 Water Resources Holdings, Ltd..........  2,842,000      942,485
    Times Property Holdings, Ltd......................    547,000      217,527
    Tingyi Cayman Islands Holding Corp................  7,408,000    8,492,550
#   Tomson Group, Ltd.................................  1,117,263      254,118
    Tong Ren Tang Technologies Co., Ltd. Class H......  2,168,000    3,340,061
#   Tongda Group Holdings, Ltd........................ 13,290,000    2,129,304
    Tonly Electronics Holdings, Ltd...................    403,080      211,284
#   Towngas China Co., Ltd............................  5,034,000    2,423,880
#   TPV Technology, Ltd...............................  3,810,578      425,091
#   Travelsky Technology, Ltd. Class H................  3,060,938    4,682,738
#   Trigiant Group, Ltd...............................  3,616,000      647,236
*   Trony Solar Holdings Co., Ltd.....................  2,133,000       32,348
#   Truly International Holdings, Ltd.................  7,083,000    1,609,594
#   Tsingtao Brewery Co., Ltd. Class H................    506,000    1,800,246
    Uni-President China Holdings, Ltd.................  3,696,308    2,393,585
#*  United Energy Group, Ltd..........................  9,211,550      472,229
#   Universal Health International Group Holding, Ltd.  2,575,000      323,074
#   V1 Group, Ltd..................................... 18,280,600      937,093
    Wanguo International Mining Group, Ltd............     90,000       31,429
#   Want Want China Holdings, Ltd..................... 17,106,000   11,259,804
    Wasion Group Holdings, Ltd........................  1,588,000      985,418
#   Weichai Power Co., Ltd. Class H...................  2,919,560    2,801,420
    Weiqiao Textile Co. Class H.......................  2,569,000    1,147,919
    Welling Holding, Ltd..............................  5,670,000      922,755
#   West China Cement, Ltd............................ 12,256,000    2,527,040

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Wisdom Sports Group..............................  1,142,000 $      613,708
#*  Wuzhou International Holdings, Ltd...............  2,054,000        214,037
#   Xiamen International Port Co., Ltd. Class H......  5,847,338      1,035,256
*   Xiao Nan Guo Restaurants Holdings, Ltd...........    326,000         21,139
*   Xinchen China Power Holdings, Ltd................    431,000         65,500
    Xingda International Holdings, Ltd...............  5,337,000        997,308
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H........................................  1,081,000        870,453
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H........................................  1,077,600      1,410,630
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H........................................  3,919,000        330,245
#   Xinyi Solar Holdings, Ltd........................  5,676,000      1,824,113
*   Xiwang Property Holdings Co., Ltd................    600,005         24,058
    Xiwang Special Steel Co., Ltd....................  2,506,000        323,632
    XTEP International Holdings, Ltd.................  2,952,000      1,322,973
*   Yanchang Petroleum International, Ltd............ 19,730,000        459,902
#   Yanzhou Coal Mining Co., Ltd. Class H............  6,278,000      2,572,010
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    197,186        788,744
    Yashili International Holdings, Ltd..............    115,000         25,966
    Yestar International Holdings Co., Ltd...........    725,000        278,159
    Yida China Holdings, Ltd.........................    224,000         80,896
#   Yingde Gases Group Co., Ltd......................  5,205,500      1,969,499
    Yip's Chemical Holdings, Ltd.....................  1,318,000        375,617
    Youyuan International Holdings, Ltd..............  1,488,760        452,355
    Yuanda China Holdings, Ltd.......................  4,574,000        184,035
    Yuexiu Property Co., Ltd......................... 40,141,784      5,838,021
#   Yuexiu Transport Infrastructure, Ltd.............  3,165,415      1,856,895
#   Yuzhou Properties Co., Ltd.......................  6,238,800      1,448,085
#   Zall Development Group, Ltd......................  5,145,000      1,022,291
#   Zhaojin Mining Industry Co., Ltd. Class H........  3,760,166      2,143,411
    Zhejiang Expressway Co., Ltd. Class H............  5,474,000      4,814,898
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    584,200        216,527
*   Zhong An Real Estate, Ltd........................  4,362,444        412,785
#   Zhongsheng Group Holdings, Ltd...................  2,767,500      1,406,921
    Zhuhai Holdings Investment Group, Ltd............    214,000         34,682
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,117,250      5,772,042
#   Zijin Mining Group Co., Ltd. Class H.............  7,422,000      1,687,887
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H..............................  5,528,400      1,453,442
#   ZTE Corp. Class H................................  1,038,392      1,892,441
                                                                 --------------
TOTAL CHINA..........................................             1,960,788,945
                                                                 --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA...............................    770,780      3,202,876
    Banco de Bogota SA...............................     69,261      1,177,384
    Bancolombia SA...................................    725,606      4,995,795
    Bancolombia SA Sponsored ADR.....................    382,282     11,277,319
    Bolsa de Valores de Colombia.....................  5,607,933         28,189
    Celsia SA ESP....................................    205,727        191,469
    Cementos Argos SA................................  1,372,590      4,097,908
*   Cemex Latam Holdings SA..........................    832,104      2,458,921
    Constructora Conconcreto SA......................     19,345          6,365
    Corp. Financiera Colombiana SA(B000C92)..........    158,767      1,804,115
*   Corp. Financiera Colombiana SA(BYPK1V0)..........      4,196         44,487
    Ecopetrol SA.....................................  8,405,694      2,637,583
#   Ecopetrol SA Sponsored ADR.......................    417,332      2,687,618

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
COLOMBIA -- (Continued)
    Empresa de Energia de Bogota SA ESP............... 3,266,058 $ 1,651,685
    Empresa de Telecomunicaciones de Bogota........... 1,440,949     239,244
*   Fabricato SA...................................... 1,436,507       7,002
    Grupo Argos SA....................................    30,192     153,604
#   Grupo Aval Acciones y Valores SA ADR..............    94,916     622,649
    Grupo de Inversiones Suramericana SA..............   203,770   2,222,381
    Grupo Nutresa SA..................................   322,048   2,309,523
*   Grupo Odinsa SA...................................     5,135      13,296
    Interconexion Electrica SA ESP.................... 1,666,778   3,737,239
    Isagen SA ESP..................................... 5,058,482   6,056,309
    Mineros SA........................................    17,511      10,509
                                                                 -----------
TOTAL COLOMBIA........................................            51,633,470
                                                                 -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................   771,310  12,827,195
*   Fortuna Entertainment Group NV....................    61,881     208,030
    Komercni banka A.S................................    49,350  10,377,864
    O2 Czech Republic A.S.............................    24,487     250,588
    Pegas Nonwovens SA................................    67,589   1,901,259
    Philip Morris CR A.S..............................     2,740   1,427,038
#*  Unipetrol A.S.....................................   215,147   1,363,760
                                                                 -----------
TOTAL CZECH REPUBLIC..................................            28,355,734
                                                                 -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR....... 2,545,959   9,893,950
*   Egyptian Financial Group-Hermes Holding Co. GDR...    15,197      24,416
*   Global Telecom Holding SAE GDR.................... 1,448,707   1,652,975
                                                                 -----------
TOTAL EGYPT...........................................            11,571,341
                                                                 -----------
GREECE -- (0.3%)
    Aegean Airlines SA................................   191,529   1,551,699
*   Alpha Bank AE.....................................   187,531     380,341
*   Astir Palace Vouliagmeni SA.......................    18,131      64,127
    Athens Water Supply & Sewage Co. SA (The).........    93,921     475,759
*   Ellaktor SA.......................................   139,123     179,520
*   Elval Holdings SA.................................     3,461       3,764
*   Eurobank Ergasias SA..............................    23,073      19,182
    FF Group..........................................   156,853   2,463,794
*   Fourlis Holdings SA...............................   155,827     448,038
*   Frigoglass SAIC...................................    95,052     167,136
*   GEK Terna Holding Real Estate Construction SA.....   246,078     366,222
    Hellenic Exchanges - Athens Stock Exchange SA.....   391,706   1,919,880
*   Hellenic Petroleum SA.............................   487,671   2,059,877
    Hellenic Telecommunications Organization SA....... 1,054,511   9,181,523
*   Intracom Holdings SA..............................   321,392     118,852
*   Intralot SA-Integrated Lottery Systems & Services.   726,755     941,139
*   JUMBO SA..........................................   470,477   4,997,132
*   Lamda Development SA..............................    40,956     168,545
*   Marfin Investment Group Holdings SA............... 4,779,275     370,230
    Metka SA..........................................   150,170   1,137,083
    Motor Oil Hellas Corinth Refineries SA............   275,658   2,970,113
    Mytilineos Holdings SA............................   158,066     549,993

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
GREECE -- (Continued)
*   National Bank of Greece SA........................   131,933 $    36,464
    OPAP SA...........................................   705,709   5,231,230
*   Piraeus Bank SA...................................    71,099      14,264
    Piraeus Port Authority SA.........................    17,126     251,103
    Public Power Corp. SA.............................   525,419   2,000,417
    Sarantis SA.......................................     5,137      39,536
    Terna Energy SA...................................   163,037     381,866
    Titan Cement Co. SA...............................   246,866   4,760,336
                                                                 -----------
TOTAL GREECE..........................................            43,249,165
                                                                 -----------
HONG KONG -- (0.0%)
*   Enerchina Holdings, Ltd........................... 2,241,000     100,681
                                                                 -----------
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A........     5,747       3,126
#*  FHB Mortgage Bank P.L.C...........................    98,501     267,456
*   Magyar Telekom Telecommunications P.L.C........... 2,693,043   3,717,579
#*  Magyar Telekom Telecommunications P.L.C.
      Sponsored ADR...................................    36,206     246,201
    MOL Hungarian Oil & Gas P.L.C.....................   187,228   9,103,337
    OTP Bank P.L.C....................................   883,514  18,794,799
    Richter Gedeon Nyrt...............................   556,819  10,866,689
                                                                 -----------
TOTAL HUNGARY.........................................            42,999,187
                                                                 -----------
INDIA -- (12.5%)
*   3M India, Ltd.....................................     3,648     537,227
    Aarti Industries..................................    72,040     527,370
    Aban Offshore, Ltd................................   192,279     543,241
    ABB India, Ltd....................................   128,920   1,852,892
*   ABG Shipyard, Ltd.................................    45,386      39,239
    ACC, Ltd..........................................   255,037   4,671,773
    Accelya Kale Solutions, Ltd.......................       754      10,167
    Adani Enterprises, Ltd............................ 1,380,730   1,493,127
    Adani Ports & Special Economic Zone, Ltd.......... 2,880,352   9,019,468
*   Adani Power, Ltd.................................. 7,056,436   2,997,825
*   Adani Transmissions, Ltd..........................   848,716     460,856
*   Aditya Birla Fashion & Retail..................... 1,580,301   5,175,513
    Aditya Birla Nuvo, Ltd............................   303,904   3,925,926
*   Advanta, Ltd......................................   135,216     883,418
    Aegis Logistics, Ltd..............................   663,407   1,018,896
    Agro Tech Foods, Ltd..............................    33,043     236,688
    AIA Engineering, Ltd..............................   178,577   2,164,195
    Ajanta Pharma, Ltd................................   219,874   4,168,871
    Akzo Nobel India, Ltd.............................    38,310     755,070
    Alembic Pharmaceuticals, Ltd......................   421,611   3,874,583
    Alembic, Ltd......................................   681,203     398,111
    Allahabad Bank.................................... 1,463,721   1,161,929
    Allcargo Logistics, Ltd...........................    92,409     255,401
*   Alok Industries, Ltd.............................. 5,137,046     392,915
    Alstom India, Ltd.................................   115,938   1,089,485
    Alstom T&D India, Ltd.............................    49,871     329,135
    Amara Raja Batteries, Ltd.........................   484,170   6,024,350
    Ambuja Cements, Ltd............................... 3,046,221   8,853,366
*   Amtek Auto, Ltd...................................   876,612     491,115

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Anant Raj, Ltd.................................... 1,058,903 $   595,780
    Andhra Bank....................................... 2,093,165   1,615,242
    Apar Industries, Ltd..............................    30,265     221,187
    Apollo Hospitals Enterprise, Ltd..................   348,441   7,632,036
    Apollo Tyres, Ltd................................. 2,600,145   5,700,928
*   Arvind Infrastructure, Ltd........................   167,213     256,995
    Arvind, Ltd....................................... 1,885,623   9,115,306
*   Asahi India Glass, Ltd............................   139,347     312,252
*   Ashiana Housing, Ltd..............................     5,441      11,852
    Ashok Leyland, Ltd................................ 5,369,191   7,140,260
    Ashoka Buildcon, Ltd..............................    64,960     185,677
    Asian Paints, Ltd................................. 1,356,954  17,512,155
    Astral Polytechnik, Ltd...........................    29,383     180,577
*   AstraZeneca Pharma India, Ltd.....................    10,469     189,740
    Atul, Ltd.........................................    70,530   1,512,522
    Aurobindo Pharma, Ltd............................. 2,070,133  25,698,106
    Automotive Axles, Ltd.............................     7,751      66,814
    Axis Bank, Ltd.................................... 5,522,893  33,601,997
    Bajaj Auto, Ltd...................................   532,553  18,576,360
    Bajaj Corp., Ltd..................................   235,590   1,335,719
    Bajaj Electricals, Ltd............................   220,881     594,651
    Bajaj Finance, Ltd................................    48,453   4,247,794
    Bajaj Finserv, Ltd................................   208,546   5,744,006
*   Bajaj Hindusthan Sugar, Ltd....................... 3,190,178     796,005
    Bajaj Holdings & Investment, Ltd..................   155,416   3,432,104
    Balkrishna Industries, Ltd........................   180,568   1,623,564
    Ballarpur Industries, Ltd......................... 2,038,937     478,588
    Balmer Lawrie & Co., Ltd..........................   102,525     875,419
*   Balrampur Chini Mills, Ltd........................ 1,094,906   1,439,223
    Bank of Baroda.................................... 3,805,152   7,055,233
    Bank of India..................................... 1,183,288   1,764,386
    Bank Of Maharashtra...............................   665,140     292,603
    Bannari Amman Sugars, Ltd.........................     3,050      48,230
    BASF India, Ltd...................................    53,559     625,915
    Bata India, Ltd...................................   435,751   3,087,918
    BEML, Ltd.........................................   201,294   3,112,417
    Berger Paints India, Ltd.......................... 1,230,722   4,812,809
*   BGR Energy Systems, Ltd...........................   131,573     222,702
    Bharat Electronics, Ltd...........................   171,417   3,117,667
    Bharat Forge, Ltd.................................   799,937   9,931,716
    Bharat Heavy Electricals, Ltd..................... 2,655,869   5,459,180
    Bharat Petroleum Corp., Ltd.......................   887,449  11,656,234
    Bharti Airtel, Ltd................................ 2,648,051  11,485,089
*   Bhushan Steel, Ltd................................   108,136      59,863
    Biocon, Ltd.......................................   563,835   4,099,236
    Birla Corp., Ltd..................................    53,274     301,826
    Blue Dart Express, Ltd............................    19,921   1,860,927
    Blue Star, Ltd....................................   182,065     997,673
    Bombay Dyeing & Manufacturing Co., Ltd............ 1,162,336     918,047
    Bosch, Ltd........................................    18,587   4,809,154
    Brigade Enterprises, Ltd..........................   109,452     251,545
    Britannia Industries, Ltd.........................   124,567   4,958,309
    Cadila Healthcare, Ltd............................ 1,605,265   7,272,963

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Cairn India, Ltd.................................. 2,452,367 $ 4,456,336
    Can Fin Homes, Ltd................................     7,098     111,287
    Canara Bank....................................... 1,049,497   2,999,994
    Caplin Point Laboratories, Ltd....................     1,902      34,116
    Carborundum Universal, Ltd........................   136,424     348,862
*   Castex Technologies, Ltd..........................   412,307      67,226
    Castrol India, Ltd................................    62,392     388,285
    CCL Products India, Ltd...........................   465,990   1,159,276
    Ceat, Ltd.........................................   330,574   4,636,566
    Central Bank Of India.............................   781,655     721,759
    Century Plyboards India, Ltd......................   545,614   1,221,763
    Century Textiles & Industries, Ltd................   319,788   2,488,340
    Cera Sanitaryware, Ltd............................     3,099      80,518
    CESC, Ltd.........................................   541,291   3,632,946
    Chambal Fertilizers and Chemicals, Ltd............ 1,550,175   1,318,093
*   Chennai Petroleum Corp., Ltd......................   523,508   1,444,847
*   Chennai Super Kings Cricket, Ltd.................. 2,606,099      86,387
    Cholamandalam Investment and Finance Co., Ltd.....    71,308     664,880
    Cipla, Ltd........................................   942,873   8,250,767
    City Union Bank, Ltd.............................. 1,413,291   1,659,916
    Clariant Chemicals India, Ltd.....................    69,401     736,441
    Colgate-Palmolive India, Ltd......................   527,433   6,697,683
    Container Corp. Of India, Ltd.....................   221,956   3,897,219
    Coromandel International, Ltd.....................   333,712     831,682
    Corp. Bank........................................ 1,356,245     781,104
    Cox & Kings, Ltd..................................   473,395   1,608,800
    Credit Analysis & Research, Ltd...................    25,121     448,366
    CRISIL, Ltd.......................................    43,512   1,187,502
    Crompton Greaves, Ltd............................. 3,067,483   7,798,480
    Cummins India, Ltd................................   328,292   4,483,948
    Cyient, Ltd.......................................   171,851   1,113,008
    Dabur India, Ltd.................................. 2,103,060   7,840,767
    Dalmia Bharat, Ltd................................    73,091     785,243
    DB Corp., Ltd.....................................    49,844     234,050
*   DB Realty, Ltd....................................   987,944     748,219
*   DCB Bank, Ltd..................................... 2,019,581   2,338,027
    DCM Shriram, Ltd..................................   152,466     287,549
    Deepak Fertilisers & Petrochemicals Corp., Ltd....   299,912     659,384
    Delta Corp., Ltd..................................   870,260     966,501
*   DEN Networks, Ltd.................................   314,516     389,729
    Dena Bank......................................... 1,266,216     675,755
    Dewan Housing Finance Corp., Ltd..................   470,123   1,285,167
    Dhanuka Agritech, Ltd.............................     8,144      64,994
*   Dish TV India, Ltd................................ 3,093,663   4,194,524
    Dishman Pharmaceuticals & Chemicals, Ltd..........   469,337   2,308,584
    Divi's Laboratories, Ltd..........................   525,538   8,874,744
    DLF, Ltd.......................................... 3,470,851   4,994,255
    Dr Reddy's Laboratories, Ltd......................   287,864  13,174,099
#   Dr Reddy's Laboratories, Ltd. ADR.................   379,289  17,041,455
*   Dynamatic Technologies, Ltd.......................     5,815     169,270
    eClerx Services, Ltd..............................   124,359   2,560,880
    Edelweiss Financial Services, Ltd.................   818,931     633,632
    Eicher Motors, Ltd................................    43,129  10,621,894

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
    EID Parry India, Ltd..............................    525,088 $ 1,424,873
    EIH, Ltd..........................................    615,039   1,052,832
    Electrosteel Castings, Ltd........................    198,773      65,861
    Elgi Equipments, Ltd..............................     54,891     101,197
    Emami, Ltd........................................    367,992   5,443,981
    Engineers India, Ltd..............................    743,154   2,108,158
    Entertainment Network India, Ltd..................     48,701     527,805
*   Eros International Media, Ltd.....................    246,535     617,141
    Escorts, Ltd......................................    833,043   1,675,075
*   Ess Dee Aluminium, Ltd............................     69,528     185,185
    Essel Propack, Ltd................................    337,612     817,590
    Eveready Industries India, Ltd....................    271,217     999,591
    Exide Industries, Ltd.............................  2,636,718   4,704,923
    FAG Bearings India, Ltd...........................     21,230   1,230,665
    FDC, Ltd..........................................    406,070   1,170,710
    Federal Bank, Ltd................................. 10,420,702   7,123,460
*   Federal-Mogul Goetze India, Ltd...................     24,167     108,975
    Finolex Cables, Ltd...............................    531,487   1,811,261
    Finolex Industries, Ltd...........................    481,752   2,272,010
*   Firstsource Solutions, Ltd........................  2,788,401   1,545,351
*   Fortis Healthcare, Ltd............................  1,274,085   3,376,020
*   Future Consumer Enterprise, Ltd...................  1,135,049     360,224
    Future Retail, Ltd................................    704,002   1,463,132
    Gabriel India, Ltd................................    654,907     851,833
    GAIL India, Ltd...................................  1,418,858   7,739,477
*   Gammon Infrastructure Projects, Ltd...............    234,620      18,808
    Gateway Distriparks, Ltd..........................    578,001   2,580,400
    Gati, Ltd.........................................    351,403     597,748
    Geometric, Ltd....................................     78,637     185,085
    GHCL, Ltd.........................................    126,367     224,134
    GIC Housing Finance, Ltd..........................      1,349       4,443
    Gillette India, Ltd...............................     14,375     951,682
    GlaxoSmithKline Consumer Healthcare, Ltd..........     33,561   2,884,659
    GlaxoSmithKline Pharmaceuticals, Ltd..............     13,673     650,312
    Glenmark Pharmaceuticals, Ltd.....................    875,651  10,123,744
*   Global Offshore Services, Ltd.....................     72,033     355,141
*   GMR Infrastructure, Ltd........................... 15,153,389   2,922,474
    GOCL Corp., Ltd...................................     31,092      65,539
    Godfrey Phillips India, Ltd.......................     67,138   1,216,220
    Godrej Consumer Products, Ltd.....................    434,337   7,858,786
    Godrej Industries, Ltd............................    410,008   2,160,601
    Godrej Properties, Ltd............................    397,795   1,769,317
    Granules India, Ltd...............................    699,407   1,212,018
    Graphite India, Ltd...............................    175,549     191,248
    Grasim Industries, Ltd............................     28,007   1,401,061
    Great Eastern Shipping Co., Ltd. (The)............    419,013   2,089,827
    Greaves Cotton, Ltd...............................    671,672   1,283,155
    Greenply Industries, Ltd..........................      8,491      22,068
    Grindwell Norton, Ltd.............................     13,028     138,211
    Gruh Finance, Ltd.................................    273,424   1,066,750
    Gujarat Alkalies & Chemicals, Ltd.................    163,818     443,782
    Gujarat Fluorochemicals, Ltd......................    133,895     940,192
    Gujarat Gas, Ltd..................................    168,990   1,433,420

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Gujarat Industries Power Co., Ltd.................    88,283 $   108,503
    Gujarat Mineral Development Corp., Ltd............   597,280     547,386
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................   326,739     399,810
*   Gujarat Pipavav Port, Ltd.........................   875,726   2,117,643
    Gujarat State Fertilizers & Chemicals, Ltd........   886,282     919,307
    Gujarat State Petronet, Ltd....................... 1,429,125   3,007,865
    Gulf Oil Lubricants India, Ltd....................    33,850     257,870
*   GVK Power & Infrastructure, Ltd................... 6,833,967     789,819
*   Hathway Cable & Datacom, Ltd...................... 1,273,778     713,370
    Havells India, Ltd................................ 1,872,157   8,245,159
*   HCL Infosystems, Ltd.............................. 1,078,773     730,955
    HCL Technologies, Ltd............................. 2,371,811  30,450,457
    HDFC Bank, Ltd.................................... 2,994,559  46,741,271
    HEG, Ltd..........................................    56,098     112,962
*   HeidelbergCement India, Ltd.......................   736,453     765,817
    Hero MotoCorp, Ltd................................   478,617  18,146,613
*   Hexa Tradex, Ltd..................................    39,061       9,482
    Hexaware Technologies, Ltd........................ 1,476,372   5,052,517
    Hikal, Ltd........................................    12,733      29,132
*   Himachal Futuristic Communications, Ltd........... 6,915,420   2,148,021
    Himatsingka Seide, Ltd............................   129,785     389,155
    Hindalco Industries, Ltd.......................... 7,039,177   7,361,975
    Hinduja Global Solutions, Ltd.....................    10,967      76,765
    Hinduja Ventures, Ltd.............................    10,967      64,605
*   Hindustan Construction Co., Ltd................... 3,093,902   1,005,794
    Hindustan Media Ventures, Ltd.....................     5,921      23,995
    Hindustan Petroleum Corp., Ltd....................   546,356   6,597,843
    Hindustan Unilever, Ltd........................... 1,752,149  21,190,641
    Hitachi Home & Life Solutions India, Ltd..........    29,694     521,702
    Honeywell Automation India, Ltd...................     7,475     956,106
*   Hotel Leela Venture, Ltd..........................   365,088     103,165
*   Housing Development & Infrastructure, Ltd......... 5,063,285   5,545,970
    Housing Development Finance Corp., Ltd............   425,066   7,421,970
    HSIL, Ltd.........................................   183,586     745,506
    HT Media, Ltd.....................................   247,422     285,103
    Huhtamaki PPL, Ltd................................    25,286      81,972
    ICICI Bank, Ltd................................... 2,379,406   8,063,568
    ICICI Bank, Ltd. Sponsored ADR.................... 3,080,250  20,483,663
    ICRA, Ltd.........................................     1,187      68,041
    IDBI Bank, Ltd.................................... 6,460,834   5,619,143
    Idea Cellular, Ltd................................ 5,129,236   7,878,052
*   IDFC Bank, Ltd.................................... 1,943,833   1,510,621
    IDFC, Ltd......................................... 1,943,833   1,166,573
*   IFB Industries, Ltd...............................     4,991      30,458
    IFCI, Ltd......................................... 6,050,298   2,022,007
*   IIFL Holdings, Ltd................................   925,102   2,869,496
    IL&FS Transportation Networks, Ltd................   522,399     617,945
*   India Cements, Ltd. (The)......................... 3,086,448   4,304,186
    Indiabulls Housing Finance, Ltd................... 1,046,537  11,029,627
*   Indiabulls Real Estate, Ltd....................... 2,108,062   1,734,754
    Indian Bank.......................................   692,705     941,373
*   Indian Hotels Co., Ltd............................ 2,206,784   3,656,308
    Indian Oil Corp., Ltd............................. 1,350,734   7,974,387

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
*   Indian Overseas Bank..............................  1,852,620 $   691,879
    Indo Count Industries, Ltd........................     12,700     207,022
    Indoco Remedies, Ltd..............................    241,758   1,155,768
    Indraprastha Gas, Ltd.............................    410,268   3,397,972
    IndusInd Bank, Ltd................................    983,221  13,586,186
    Info Edge India, Ltd..............................     75,289     896,685
    Infosys, Ltd......................................  2,505,773  43,116,150
    Infosys, Ltd. Sponsored ADR.......................  3,708,004  66,410,352
    Ingersoll-Rand India, Ltd.........................     43,510     436,420
*   Inox Leisure, Ltd.................................    282,650     913,273
*   Intellect Design Arena, Ltd.......................    519,696   1,793,147
*   International Paper APPM, Ltd.....................     27,784     114,554
    Ipca Laboratories, Ltd............................    264,650   2,626,022
    IRB Infrastructure Developers, Ltd................  1,411,704   5,094,395
    ITC, Ltd..........................................  8,357,996  39,297,406
*   ITD Cementation India, Ltd........................    152,204     226,328
    J Kumar Infraprojects, Ltd........................     27,126     144,899
    Jagran Prakashan, Ltd.............................    497,994   1,208,361
    Jain Irrigation Systems, Ltd......................  4,188,425   3,966,648
*   Jaiprakash Associates, Ltd........................ 19,472,831   2,530,457
*   Jaiprakash Power Ventures, Ltd....................  4,482,298     402,825
    Jammu & Kashmir Bank, Ltd. (The)..................  1,830,299   1,940,791
*   Jaypee Infratech, Ltd.............................  2,201,545     350,164
    JB Chemicals & Pharmaceuticals, Ltd...............    210,471     830,029
    JBF Industries, Ltd...............................    237,114     786,504
    Jindal Poly Films, Ltd............................    167,218   1,276,424
    Jindal Saw, Ltd...................................  1,460,440   1,082,072
*   Jindal South West Holdings, Ltd...................     16,712     250,629
*   Jindal Steel & Power, Ltd.........................  4,367,530   4,162,728
    JK Cement, Ltd....................................    105,192     774,107
    JK Lakshmi Cement, Ltd............................    412,578   1,842,976
    JK Tyre & Industries, Ltd.........................  1,097,569   1,483,044
    JM Financial, Ltd.................................  1,956,408   1,141,644
    JSW Energy, Ltd...................................  3,483,910   3,970,756
    JSW Steel, Ltd....................................    838,506  13,182,329
    Jubilant Foodworks, Ltd...........................    216,694   4,079,180
    Jubilant Life Sciences, Ltd.......................    462,331   2,403,867
    Just Dial, Ltd....................................    133,008   1,198,976
    Jyothy Laboratories, Ltd..........................    160,262     676,873
    Kajaria Ceramics, Ltd.............................    278,996   4,015,289
*   Kakinada Fertilizers, Ltd.........................    245,677       7,608
    Kalpataru Power Transmission, Ltd.................    389,860   1,145,759
    Kansai Nerolac Paints, Ltd........................    372,761   1,441,398
    Karnataka Bank, Ltd. (The)........................  1,545,519   2,262,210
    Karur Vysya Bank, Ltd. (The)......................    229,131   1,522,261
    Kaveri Seed Co., Ltd..............................    248,350   1,191,515
*   KAYA, Ltd.........................................      6,843     101,278
    KCP, Ltd..........................................     14,306      15,068
    KEC International, Ltd............................    811,255   1,477,022
*   Kesoram Industries, Ltd...........................    454,399     625,924
    Kewal Kiran Clothing, Ltd.........................         41       1,265
    Kirloskar Brothers, Ltd...........................      2,275       4,294
    Kirloskar Oil Engines, Ltd........................     83,823     299,408

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Kitex Garments, Ltd...............................    33,593 $   217,788
    Kolte-Patil Developers, Ltd.......................    94,468     147,921
    Kotak Mahindra Bank, Ltd.......................... 2,474,274  25,022,918
    KPIT Technologies, Ltd............................ 1,164,323   2,517,454
    KRBL, Ltd.........................................   290,594   1,041,792
    KSB Pumps, Ltd....................................    19,160     155,817
*   KSK Energy Ventures, Ltd..........................    42,495      29,876
    L&T Finance Holdings, Ltd......................... 1,206,242   1,043,502
    LA Opala RG, Ltd..................................    12,861     113,161
    Lakshmi Machine Works, Ltd........................    17,667     929,061
    Lakshmi Vilas Bank, Ltd. (The)....................   841,121   1,162,986
*   Lanco Infratech, Ltd.............................. 3,888,963     352,790
    Larsen & Toubro, Ltd..............................   879,660  14,350,978
    LIC Housing Finance, Ltd.......................... 1,337,260   9,480,178
    Lupin, Ltd........................................   733,054  18,518,391
*   Mahanagar Telephone Nigam, Ltd.................... 1,302,941     368,880
    Maharashtra Seamless, Ltd.........................   146,119     320,173
    Mahindra & Mahindra Financial Services, Ltd.......   512,204   1,581,290
    Mahindra & Mahindra, Ltd.......................... 1,700,687  30,999,572
*   Mahindra CIE Automotive, Ltd......................   171,081     593,391
    Mahindra Holidays & Resorts India, Ltd............   143,328     842,568
    Mahindra Lifespace Developers, Ltd................    51,972     353,798
*   Majesco, Ltd......................................     3,384      30,431
    Manappuram Finance, Ltd...........................   675,560     287,347
    Mandhana Industries, Ltd..........................    22,242      97,307
*   Mangalore Refinery & Petrochemicals, Ltd.......... 1,583,644   1,525,917
    Marico, Ltd....................................... 2,116,871   7,006,641
    Marksans Pharma, Ltd.............................. 1,320,264   1,259,212
    Maruti Suzuki India, Ltd..........................   342,513  20,840,220
    MAX India, Ltd.(B1TJG95)..........................   801,502   4,344,377
*   MAX India, Ltd.().................................   801,502   1,480,920
*   Max Ventures & Industries, Ltd....................   160,300     167,486
    Mayur Uniquoters, Ltd.............................    17,780     122,507
    McLeod Russel India, Ltd..........................   383,894     882,271
    Merck, Ltd........................................    39,991     426,750
    MindTree, Ltd.....................................   404,892   8,812,286
    Mirza International, Ltd..........................    49,719      76,836
    MOIL, Ltd.........................................    34,869     104,715
    Monsanto India, Ltd...............................    46,063   1,552,560
    Motherson Sumi Systems, Ltd....................... 1,984,292   7,890,292
    Motilal Oswal Financial Services, Ltd.............    29,499     124,813
    Mphasis, Ltd......................................   279,195   1,891,810
    MPS, Ltd..........................................     7,319      71,046
    MRF, Ltd..........................................     9,538   5,031,571
    Muthoot Finance, Ltd..............................    18,333      51,761
    Natco Pharma, Ltd.................................   383,003   3,000,013
    National Aluminium Co., Ltd....................... 2,635,781   1,346,561
    Nava Bharat Ventures, Ltd.........................    53,887     124,542
    Navin Fluorine International Ltd..................     6,168     158,452
    Navneet Education, Ltd............................   462,687     621,064
    NCC, Ltd.......................................... 4,779,955   4,594,905
    Nectar Lifesciences, Ltd..........................    53,149      35,359
    NESCO, Ltd........................................    32,598     782,164

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
INDIA -- (Continued)
    Nestle India, Ltd.................................     70,943 $5,740,519
    NHPC, Ltd......................................... 11,476,024  3,564,909
    NIIT Technologies, Ltd............................    399,722  3,243,984
*   NIIT, Ltd.........................................    857,746  1,092,046
    Nilkamal, Ltd.....................................     54,003  1,075,952
*   Nirvikara Paper Mills, Ltd........................     19,898     16,911
    Nitin Fire Protection Industries, Ltd.............    577,008    339,317
    NTPC, Ltd.........................................  4,255,877  8,941,934
    Oberoi Realty, Ltd................................    202,295    728,843
    OCL India, Ltd....................................     28,457    202,009
    Oil & Natural Gas Corp., Ltd......................  2,464,477  8,249,303
    Oil India, Ltd....................................    590,940  3,064,372
    OMAXE, Ltd........................................    690,736  1,377,454
    OnMobile Global, Ltd..............................     15,987     30,969
    Oracle Financial Services Software, Ltd...........     87,406  4,714,873
    Orient Cement, Ltd................................    233,964    494,465
    Oriental Bank of Commerce.........................    737,129  1,225,938
    Orissa Minerals Development Co., Ltd..............      6,450    160,171
    Page Industries, Ltd..............................     20,300  3,616,670
*   Parsvnath Developers, Ltd.........................    471,869    132,542
    PC Jeweller, Ltd..................................    336,788  2,093,836
    Peninsula Land, Ltd...............................    298,269     89,875
    Persistent Systems, Ltd...........................    196,012  1,937,776
    Petronet LNG, Ltd.................................  1,459,899  5,318,713
    Pfizer, Ltd.......................................     53,194  1,753,476
    Phoenix Mills, Ltd. (The).........................    142,113    627,495
    PI Industries, Ltd................................    250,838  2,391,857
    Pidilite Industries, Ltd..........................    612,641  5,155,254
*   Pipavav Defence & Offshore Engineering Co., Ltd...  1,150,244  1,247,903
    Piramal Enterprises, Ltd..........................    239,780  3,520,185
    Polaris Consulting & Services, Ltd................    907,728  2,883,976
    Power Finance Corp., Ltd..........................  1,155,102  2,998,879
    Power Grid Corp. of India, Ltd....................  3,089,595  6,755,428
    Praj Industries, Ltd..............................    777,620  1,124,414
    Prestige Estates Projects, Ltd....................    402,322  1,101,947
*   Prism Cement, Ltd.................................    374,755    422,305
    Procter & Gamble Hygiene & Health Care, Ltd.......     19,771  1,626,978
    PTC India Financial Services, Ltd.................  1,778,036    916,513
    PTC India, Ltd....................................  2,745,085  2,624,227
*   Punj Lloyd, Ltd...................................  1,131,312    433,452
    Puravankara Projects, Ltd.........................     63,975     48,139
    PVR, Ltd..........................................     48,076    543,457
    Radico Khaitan, Ltd...............................    567,531    963,073
    Rain Industries, Ltd..............................    996,734    526,782
    Rajesh Exports, Ltd...............................    336,382  3,611,024
    Rallis India, Ltd.................................    804,524  1,971,281
    Ramco Cements, Ltd. (The).........................    399,466  2,285,240
*   Ramco Systems, Ltd................................      5,513     50,543
    Ratnamani Metals & Tubes, Ltd.....................      7,366     54,391
*   RattanIndia Power, Ltd............................    862,085    140,203
    Raymond, Ltd......................................    305,519  1,854,552
    Redington India, Ltd..............................    644,458    991,929
*   REI Agro, Ltd.....................................  2,471,251     22,077

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Relaxo Footwears, Ltd.............................    30,934 $   213,208
    Reliance Capital, Ltd............................. 1,034,156   5,876,472
*   Reliance Communications, Ltd...................... 8,000,227   7,340,953
    Reliance Industries, Ltd.......................... 3,320,225  50,955,018
    Reliance Infrastructure, Ltd......................   910,714   6,362,301
    Reliance Power, Ltd............................... 5,101,775   3,822,696
    Repco Home Finance, Ltd...........................    50,263     477,130
    Rolta India, Ltd.................................. 1,184,330   1,474,868
    Ruchi Soya Industries, Ltd........................   695,742     247,600
    Rural Electrification Corp., Ltd.................. 1,081,653   3,080,540
    Sadbhav Engineering, Ltd..........................   108,033     491,729
    Sanghvi Movers, Ltd...............................    41,691     210,283
    Sanofi India, Ltd.................................    26,732   1,669,944
    Sharda Cropchem, Ltd..............................     3,659      12,326
    Shilpa Medicare, Ltd..............................     7,833      46,925
*   Shipping Corp. of India, Ltd...................... 1,564,439   1,906,419
    Shoppers Stop, Ltd................................    51,611     301,261
    Shree Cement, Ltd.................................    34,862   5,522,543
    Shriram City Union Finance, Ltd...................     2,040      42,457
    Shriram Transport Finance Co., Ltd................   288,277   3,565,862
*   Shyam Century Ferrous, Ltd........................    85,287       7,613
    Siemens, Ltd......................................   345,941   5,193,976
    Simplex Infrastructures, Ltd......................    13,219      54,700
    Sintex Industries, Ltd............................ 3,155,363   3,698,798
*   SITI Cable Network, Ltd...........................   449,988     241,904
    SJVN, Ltd......................................... 2,424,549   1,034,478
    SKF India, Ltd....................................    70,786   1,218,549
*   SKS Microfinance, Ltd.............................    98,082     777,838
    SML ISUZU, Ltd....................................    41,665     585,117
    Sobha, Ltd........................................   404,400   1,723,586
    Solar Industries India, Ltd.......................    10,146     465,854
    Sona Koyo Steering Systems, Ltd...................   170,953     134,155
    Sonata Software, Ltd..............................   642,253   1,550,580
    South Indian Bank, Ltd. (The)..................... 5,404,456   1,482,807
    SREI Infrastructure Finance, Ltd.................. 1,147,403   1,054,970
    SRF, Ltd..........................................   223,748   3,855,360
    Star Ferro and Cement, Ltd........................    85,287     156,588
    State Bank of Bikaner & Jaipur....................   110,275     864,112
    State Bank of India............................... 3,242,310   8,649,489
    State Bank of India GDR...........................    14,651     395,066
    State Bank of Travancore..........................    49,998     293,456
    Sterlite Technologies, Ltd........................ 1,350,040   1,748,901
    Strides Shasun, Ltd...............................   163,412   2,807,957
    Styrolution ABS India, Ltd........................    16,430     170,333
*   Sun Pharma Advanced Research Co., Ltd.............   154,510     713,002
    Sun Pharmaceutical Industries, Ltd................ 2,764,476  35,990,074
    Sun TV Network, Ltd...............................   770,662   4,328,068
    Sundaram Finance, Ltd.............................    20,562     412,865
    Sundaram-Clayton, Ltd.............................     1,880      58,493
    Sundram Fasteners, Ltd............................   452,934   1,040,037
    Sunteck Realty, Ltd...............................     9,565      33,209
    Suprajit Engineering, Ltd.........................     5,985      12,615
    Supreme Industries, Ltd...........................   252,267   2,769,082

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
    Supreme Petrochem, Ltd............................      3,242 $     5,428
*   Suzlon Energy, Ltd................................  8,532,025   2,598,687
    Swaraj Engines, Ltd...............................      5,248      66,077
    Symphony, Ltd.....................................      6,599     216,403
    Syndicate Bank....................................  2,103,780   2,093,777
    TAKE Solutions, Ltd...............................    259,854     550,604
    Tamil Nadu Newsprint & Papers, Ltd................    114,243     421,432
    Tata Chemicals, Ltd...............................    720,776   3,780,136
    Tata Communications, Ltd..........................    522,204   3,097,796
    Tata Consultancy Services, Ltd....................  1,530,394  54,015,167
    Tata Elxsi, Ltd...................................    129,187   4,009,185
    Tata Global Beverages, Ltd........................  3,018,776   5,667,945
*   Tata Motors, Ltd..................................  4,695,987  23,557,725
#*  Tata Motors, Ltd. Sponsored ADR...................    247,865   6,191,668
    Tata Power Co., Ltd...............................  6,915,267   6,149,582
    Tata Sponge Iron, Ltd.............................     40,502     246,831
    Tata Steel, Ltd...................................  2,797,866  10,337,288
*   Tata Teleservices Maharashtra, Ltd................  3,418,263     341,889
    TD Power Systems, Ltd.............................     10,538      42,870
    Tech Mahindra, Ltd................................  3,092,543  22,957,294
    Techno Electric & Engineering Co., Ltd............     28,157     212,750
    Texmaco Rail & Engineering, Ltd...................    256,726     540,914
    Thermax, Ltd......................................    182,412   2,260,440
    Tide Water Oil Co India, Ltd......................        109      40,410
    Time Technoplast, Ltd.............................    352,117     277,977
*   Timken India, Ltd.................................    100,964     720,994
    Titagarh Wagons, Ltd..............................    697,200   1,442,169
    Titan Co., Ltd....................................    855,762   4,636,424
    Torrent Pharmaceuticals, Ltd......................    329,005   6,820,742
    Torrent Power, Ltd................................    760,907   2,654,796
    Transport Corp. of India, Ltd.....................    227,904     844,418
    Tree House Education and Accessories, Ltd.........     96,068     200,908
    Trent, Ltd........................................     33,583     769,165
*   Triveni Engineering & Industries, Ltd.............    144,461     105,161
    Triveni Turbine, Ltd..............................    498,489     737,692
    TTK Prestige, Ltd.................................     21,489   1,409,235
    Tube Investments of India, Ltd....................    288,247   1,783,668
*   TV18 Broadcast, Ltd...............................  6,698,720   4,342,779
    TVS Motor Co., Ltd................................  1,960,153   8,518,177
    UCO Bank..........................................  2,180,282   1,187,118
    Uflex, Ltd........................................    289,721     740,921
    Ultratech Cement, Ltd.............................    151,217   6,346,347
    Unichem Laboratories, Ltd.........................    220,646     780,890
    Union Bank of India...............................  1,873,489   3,629,627
*   Unitech, Ltd...................................... 20,716,442   1,738,237
    United Breweries, Ltd.............................    350,857   4,014,355
*   United Spirits, Ltd...............................    171,714   6,357,453
    UPL, Ltd..........................................  2,446,335  15,891,147
*   Usha Martin, Ltd..................................    576,727      74,147
    V-Guard Industries, Ltd...........................     79,206   1,052,976
    VA Tech Wabag, Ltd................................    141,629   1,235,156
*   Vaibhav Global, Ltd...............................      9,850      55,999
    Vakrangee, Ltd....................................  1,230,730   3,315,294

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    Vardhman Textiles, Ltd..........................      93,400 $    1,092,418
    Vedanta, Ltd....................................   4,225,591      4,544,988
    Vedanta, Ltd. ADR...............................     396,775      1,741,842
    Videocon Industries, Ltd........................     689,760      1,154,298
    Vijaya Bank.....................................   2,030,867        938,111
    Vinati Organics, Ltd............................       9,059         55,341
    VIP Industries, Ltd.............................     735,235      1,098,846
    Voltamp Transformers, Ltd.......................       4,010         51,740
    Voltas, Ltd.....................................     920,852      3,914,557
    VST Industries, Ltd.............................      16,803        422,361
    WABCO India, Ltd................................      15,867      1,320,649
    Welspun Corp., Ltd..............................     826,328      1,245,692
*   Welspun Enterprises, Ltd........................     382,512        286,357
    Welspun India, Ltd..............................     199,721      2,465,456
*   Whirlpool of India, Ltd.........................      35,695        311,553
    Wipro, Ltd......................................   2,326,845     19,401,777
*   Wockhardt, Ltd..................................     243,653      4,613,806
    Yes Bank, Ltd...................................   1,919,569     21,328,964
    Zee Entertainment Enterprises, Ltd..............   2,840,119     17,675,373
    Zensar Technologies, Ltd........................     109,822      1,463,034
    Zuari Agro Chemicals, Ltd.......................      17,382         40,022
    Zydus Wellness, Ltd.............................      61,228        679,687
                                                                 --------------
TOTAL INDIA.........................................              1,824,480,587
                                                                 --------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT...................  60,901,000      3,558,642
    Adaro Energy Tbk PT............................. 123,490,500      4,768,082
    Adhi Karya Persero Tbk PT.......................  24,390,079      4,563,393
*   Agung Podomoro Land Tbk PT......................  71,175,700      1,607,837
    AKR Corporindo Tbk PT...........................   4,557,300      2,446,571
    Alam Sutera Realty Tbk PT....................... 150,878,700      3,559,178
*   Aneka Tambang Persero Tbk PT.................... 101,836,819      2,453,771
    Arwana Citramulia Tbk PT........................  18,263,500        646,573
    Asahimas Flat Glass Tbk PT......................     476,500        219,489
    Astra Agro Lestari Tbk PT.......................   3,431,800      4,292,554
    Astra Graphia Tbk PT............................   2,554,000        317,405
    Astra International Tbk PT......................  69,447,600     33,018,665
*   Bakrie and Brothers Tbk PT...................... 142,091,050        515,757
*   Bakrie Sumatera Plantations Tbk PT..............  47,660,300        172,996
*   Bakrie Telecom Tbk PT...........................  62,111,539        225,450
*   Bakrieland Development Tbk PT...................  89,427,700          6,492
    Bank Bukopin Tbk................................  35,431,500      1,625,549
    Bank Central Asia Tbk PT........................  28,685,100     27,504,452
    Bank Danamon Indonesia Tbk PT...................   9,854,954      2,918,679
    Bank Mandiri Persero Tbk PT.....................  26,188,918     18,494,661
    Bank Negara Indonesia Persero Tbk PT............  29,261,930     10,551,435
*   Bank Pan Indonesia Tbk PT.......................  29,941,800      1,496,314
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT........................................  39,479,300      2,504,368
    Bank Pembangunan Daerah Jawa Timur Tbk PT.......     979,100         32,150
    Bank Permata Tbk PT.............................     203,500          9,946
    Bank Rakyat Indonesia Persero Tbk PT............  49,181,400     40,561,250
    Bank Tabungan Negara Persero Tbk PT.............  61,074,635      6,109,288
*   Bank Tabungan Pensiunan Nasional Tbk PT.........   2,253,500        352,916

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
INDONESIA -- (Continued)
*   Barito Pacific Tbk PT.............................   6,236,800 $    96,094
*   Bayan Resources Tbk PT............................     949,000     553,342
    Bekasi Fajar Industrial Estate Tbk PT.............   8,754,300     153,849
    Benakat Integra Tbk PT............................  23,591,300      86,225
*   Berau Coal Energy Tbk PT..........................  25,135,500     112,220
*   Berlian Laju Tanker Tbk PT........................  26,853,166          --
    BISI International Tbk PT.........................  12,277,912   1,140,602
*   Budi Starch & Sweetener Tbk PT....................   2,800,500      12,852
*   Bumi Resources Tbk PT.............................  86,557,200     314,493
    Bumi Serpong Damai Tbk PT.........................  49,227,500   6,267,106
*   Bumi Teknokultura Unggul Tbk PT...................     432,700      50,201
*   Central Proteina Prima Tbk PT.....................   7,329,300      26,638
    Charoen Pokphand Indonesia Tbk PT.................  24,716,360   6,087,671
    Ciputra Development Tbk PT........................  62,347,613   5,809,983
    Ciputra Property Tbk PT...........................  24,479,369     640,011
    Ciputra Surya Tbk PT..............................   8,272,311   1,295,000
*   Citra Marga Nusaphala Persada Tbk PT..............  11,260,750   1,828,073
*   Clipan Finance Indonesia Tbk PT...................   2,919,000      52,185
*   Darma Henwa Tbk PT................................  44,117,300     172,946
*   Delta Dunia Makmur Tbk PT.........................  20,745,500      80,445
    Dharma Satya Nusantara Tbk PT.....................   3,281,500     120,630
*   Eagle High Plantations Tbk PT.....................  84,956,000   1,072,054
    Elnusa Tbk PT.....................................  54,028,800     911,843
*   Energi Mega Persada Tbk PT........................ 195,320,500     710,878
    Erajaya Swasembada Tbk PT.........................  13,120,400     504,344
*   Eureka Prima Jakarta Tbk PT.......................   2,292,800      82,718
*   Exploitasi Energi Indonesia Tbk PT................  36,327,500     131,883
    Fajar Surya Wisesa Tbk PT.........................     823,000      65,083
    Gajah Tunggal Tbk PT..............................  20,702,700     765,004
*   Garuda Indonesia Persero Tbk PT...................  19,976,053     575,257
    Global Mediacom Tbk PT............................  48,314,100   2,826,558
*   Golden Eagle Energy Tbk PT........................   1,731,300      15,048
    Gudang Garam Tbk PT...............................   1,425,000   6,076,318
*   Hanson International Tbk PT.......................  75,785,200   3,698,733
*   Harum Energy Tbk PT...............................   9,749,300     439,832
    Hexindo Adiperkasa Tbk PT.........................   1,223,000     107,248
    Holcim Indonesia Tbk PT...........................  12,753,300     840,099
    Indah Kiat Pulp & Paper Corp. Tbk PT..............  12,448,300     844,944
*   Indika Energy Tbk PT..............................  15,330,200     127,447
    Indo Tambangraya Megah Tbk PT.....................   2,462,800     869,301
*   Indo-Rama Synthetics Tbk PT.......................      12,500         648
    Indocement Tunggal Prakarsa Tbk PT................   6,338,700   9,171,100
    Indofood CBP Sukses Makmur Tbk PT.................   3,770,600   3,993,492
    Indofood Sukses Makmur Tbk PT.....................  29,653,700  13,492,991
*   Indosat Tbk PT....................................   6,115,300   2,436,719
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT......   1,219,100      44,431
*   Inovisi Infracom Tbk PT...........................   2,876,678       4,581
    Intiland Development Tbk PT.......................  79,860,800   2,741,863
*   Japfa Comfeed Indonesia Tbk PT....................  30,182,500   1,621,851
    Jasa Marga Persero Tbk PT.........................  13,067,000   5,499,600
    Jaya Real Property Tbk PT.........................   1,762,500      82,858
    Kalbe Farma Tbk PT................................  79,829,000   7,805,537
    Kawasan Industri Jababeka Tbk PT.................. 155,164,728   2,661,840

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT.....................   3,478,400 $    79,281
*   Kresna Graha Investama PT Tbk.....................   2,450,100     394,133
*   Link Net Tbk PT...................................     330,500      79,571
*   Lippo Cikarang Tbk PT.............................   4,374,400   1,938,060
    Lippo Karawaci Tbk PT............................. 142,362,462  10,951,921
*   Malindo Feedmill Tbk PT...........................   7,438,000     723,377
    Matahari Department Store Tbk PT..................   1,780,000   2,089,698
    Matahari Putra Prima Tbk PT.......................  14,625,872   1,792,819
    Mayora Indah Tbk PT...............................   1,755,525   3,449,679
    Medco Energi Internasional Tbk PT.................   9,738,500     502,896
    Media Nusantara Citra Tbk PT......................  31,962,193   2,796,094
*   Mitra Adiperkasa Tbk PT...........................   6,668,100   1,823,785
    MNC Investama Tbk PT.............................. 107,640,700   1,020,612
*   MNC Sky Vision Tbk PT.............................   2,451,400     213,726
    Modernland Realty Tbk PT..........................  25,814,000     798,745
    Multipolar Tbk PT.................................  43,919,700     690,842
    Multistrada Arah Sarana Tbk PT....................   3,155,000      47,554
    Nippon Indosari Corpindo Tbk PT...................   7,627,000     750,033
*   Nirvana Development Tbk PT........................  11,889,100      86,742
*   Nusantara Infrastructure Tbk PT................... 111,586,700     667,894
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   2,279,000      81,828
    Pakuwon Jati Tbk PT............................... 169,347,000   5,579,180
    Pan Brothers Tbk PT...............................  29,947,000     925,931
*   Panin Financial Tbk PT............................ 162,754,900   1,843,029
*   Paninvest Tbk PT..................................   5,396,500     197,547
    Pembangunan Perumahan Persero Tbk PT..............  25,369,000   7,226,289
    Perusahaan Gas Negara Persero Tbk.................  36,818,700   6,507,659
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  45,957,100   4,810,487
    Ramayana Lestari Sentosa Tbk PT...................  26,997,100   1,190,618
*   Resource Alam Indonesia Tbk PT....................   2,183,500      62,739
    Salim Ivomas Pratama Tbk PT.......................  18,271,300     428,778
    Samindo Resources Tbk PT..........................     348,500      11,708
    Sampoerna Agro PT.................................   5,442,659     716,776
    Sawit Sumbermas Sarana Tbk PT.....................  23,897,500   3,453,118
*   Sekawan Intipratama Tbk PT........................   2,876,400      17,332
    Selamat Sempurna Tbk PT...........................   3,121,200     971,336
    Semen Baturaja Persero Tbk PT.....................   7,225,500     160,449
    Semen Indonesia Persero Tbk PT....................  16,090,300  13,059,201
    Sentul City Tbk PT................................ 279,727,400   1,147,718
*   Sigmagold Inti Perkasa Tbk PT.....................  13,708,000     426,091
    Siloam International Hospitals Tbk PT.............     354,000     232,771
    Sinar Mas Multiartha Tbk PT.......................     278,500     102,100
    Sri Rejeki Isman Tbk PT........................... 142,425,200   2,773,346
*   Sugih Energy Tbk PT...............................  96,898,100   2,624,892
    Sumber Alfaria Trijaya Tbk PT.....................     289,300      12,779
    Summarecon Agung Tbk PT...........................  70,209,564   7,485,458
    Surya Citra Media Tbk PT..........................  21,249,700   4,211,303
    Surya Semesta Internusa Tbk PT....................  37,271,500   1,770,255
*   Suryainti Permata Tbk PT..........................   3,098,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT........   5,825,000   1,902,454
    Telekomunikasi Indonesia Persero Tbk PT...........  50,965,700  12,503,877
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     428,964  21,019,236
    Tempo Scan Pacific Tbk PT.........................     782,200     100,223

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
INDONESIA -- (Continued)
*   Tiga Pilar Sejahtera Food Tbk..................... 15,074,439 $  1,140,756
    Timah Persero Tbk PT.............................. 39,184,767    1,492,596
    Tiphone Mobile Indonesia Tbk PT................... 13,125,200      670,672
    Total Bangun Persada Tbk PT....................... 13,839,600      586,532
*   Tower Bersama Infrastructure Tbk PT...............  9,290,900    4,290,081
    Trias Sentosa Tbk PT..............................  3,690,500       78,823
*   Trimegah Securities Tbk PT........................  5,343,500       19,328
*   Truba Alam Manunggal Engineering PT............... 15,388,500        5,586
    Tunas Baru Lampung Tbk PT.........................  8,971,000      337,267
    Tunas Ridean Tbk PT...............................  8,038,500      437,744
*   Ultrajaya Milk Industry & Trading Co. Tbk PT......  2,569,000      692,419
    Unilever Indonesia Tbk PT.........................  3,020,100    8,101,385
    United Tractors Tbk PT............................  9,427,446   12,048,895
*   Vale Indonesia Tbk PT............................. 25,096,250    2,677,126
*   Visi Media Asia Tbk PT............................ 39,878,100      771,600
    Waskita Karya Persero Tbk PT...................... 19,301,751    2,451,091
    Wijaya Karya Beton Tbk PT.........................  3,800,500      275,841
    Wijaya Karya Persero Tbk PT....................... 15,102,100    3,097,251
*   Wintermar Offshore Marine Tbk PT..................    292,500        2,690
*   XL Axiata Tbk PT.................................. 16,915,300    4,540,330
                                                                  ------------
TOTAL INDONESIA.......................................             447,828,515
                                                                  ------------
MALAYSIA -- (4.5%)
    7-Eleven Malaysia Holdings Bhd Class B............    254,600       92,056
#   Aeon Co. M Bhd....................................  4,200,900    2,535,763
#   Aeon Credit Service M Bhd.........................    121,760      321,587
    Affin Holdings Bhd................................  3,762,000    1,961,155
#   AirAsia Bhd....................................... 16,760,400    5,761,084
#*  AirAsia X Bhd..................................... 14,515,300      860,979
*   Alam Maritim Resources Bhd........................  5,355,000      507,056
#   Alliance Financial Group Bhd......................  6,471,700    5,320,138
    AMMB Holdings Bhd................................. 12,116,750   12,759,781
    Amway Malaysia Holdings Bhd.......................    109,600      245,455
    Ann Joo Resources Bhd.............................    974,750      153,177
    APM Automotive Holdings Bhd.......................    174,800      162,295
#   Astro Malaysia Holdings Bhd.......................  8,870,900    5,972,680
#   Axiata Group Bhd.................................. 10,239,504   13,863,722
    Barakah Offshore Petroleum Bhd....................    604,000      109,917
    Batu Kawan Bhd....................................    375,450    1,599,020
    Benalec Holdings Bhd..............................  5,318,700      686,576
    Berjaya Assets Bhd................................    156,600       29,639
    Berjaya Auto Bhd..................................    911,100      477,131
#   Berjaya Corp. Bhd................................. 27,202,100    2,400,476
*   Berjaya Land Bhd..................................  2,769,200      472,625
#   Berjaya Sports Toto Bhd...........................  4,416,198    3,328,609
    BIMB Holdings Bhd.................................  3,701,699    3,105,014
    Bina Darulaman Bhd................................    284,400       43,712
    Bonia Corp. Bhd...................................  4,050,400      681,482
    Boustead Holdings Bhd.............................  2,386,292    2,238,394
#   Boustead Plantations Bhd..........................    518,400      186,090
#   British American Tobacco Malaysia Bhd.............    493,200    6,882,606
#*  Bumi Armada Bhd................................... 16,158,950    4,072,650
    Bursa Malaysia Bhd................................  2,540,000    5,117,810

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
#   Cahya Mata Sarawak Bhd............................  4,270,500 $ 5,320,020
    Can-One Bhd.......................................    519,600     547,862
#   Carlsberg Brewery Malaysia Bhd Class B............  1,030,200   2,901,204
*   Carotech Bhd......................................     44,425          43
#   CB Industrial Product Holding Bhd.................  2,892,320   1,402,084
#   CIMB Group Holdings Bhd........................... 17,696,463  17,755,800
    Coastal Contracts Bhd.............................  1,854,177     727,998
    Crescendo Corp. Bhd...............................     13,000       5,241
    CSC Steel Holdings Bhd............................    470,500     137,459
    Cypark Resources Bhd..............................  1,283,900     518,086
    Daibochi Plastic & Packaging Industry Bhd.........     31,400      40,365
#   Datasonic Group Bhd...............................  3,055,500     894,196
*   Daya Materials Bhd................................ 14,892,600     346,777
    Dayang Enterprise Holdings Bhd....................  2,614,612     715,997
#   Dialog Group Bhd.................................. 15,972,384   6,101,658
#   DiGi.Com Bhd...................................... 12,966,620  15,262,742
    DKSH Holdings Malaysia Bhd........................    160,200     155,705
    DRB-Hicom Bhd.....................................  9,840,000   2,473,087
    Dutch Lady Milk Industries Bhd....................     62,300     716,844
#*  Eastern & Oriental Bhd............................  8,197,421   2,881,481
    ECM Libra Financial Group Bhd.....................    318,034      24,481
#*  Eco World Development Group Bhd...................    751,200     234,012
*   Evergreen Fibreboard Bhd..........................  5,351,450   1,592,313
#   Felda Global Ventures Holdings Bhd................  2,754,100   1,147,385
*   Fountain View Development Bhd.....................     31,500          --
    Fraser & Neave Holdings Bhd.......................      5,300      23,368
    Gadang Holdings Bhd...............................    528,400     279,129
#   Gamuda Bhd........................................  7,835,500   8,635,032
    Gas Malaysia Bhd..................................    182,200     102,853
    GD Express Carrier Bhd............................    362,200     147,389
#   Genting Bhd.......................................  6,533,400  12,417,808
#   Genting Malaysia Bhd.............................. 11,740,800  12,672,502
#   Genting Plantations Bhd...........................    936,600   2,578,610
#   Globetronics Technology Bhd.......................  1,620,620   2,136,534
    Glomac Bhd........................................  3,530,400     708,632
    Goldis Bhd........................................    478,372     250,785
    Guinness Anchor Bhd...............................    656,000   2,107,090
    GuocoLand Malaysia Bhd............................    844,000     223,952
    Hai-O Enterprise Bhd..............................    649,700     367,780
#   HAP Seng Consolidated Bhd.........................  6,370,940  11,053,562
    Hap Seng Plantations Holdings Bhd.................  1,441,000     811,513
#   Hartalega Holdings Bhd............................  3,425,700   4,456,229
    Hiap Teck Venture Bhd.............................    444,600      21,972
*   Hibiscus Petroleum Bhd............................    717,900      33,953
#   Hock Seng LEE Bhd.................................  1,358,212     639,057
#   Hong Leong Bank Bhd...............................  2,650,565   8,371,869
#   Hong Leong Financial Group Bhd....................  1,261,098   4,203,680
    Hong Leong Industries Bhd.........................    451,500     585,488
    Hovid Bhd.........................................  2,361,900     266,060
    Hua Yang Bhd......................................  1,255,533     545,762
#   Hume Industries Bhd...............................    436,836     307,149
    Hup Seng Industries Bhd...........................  1,125,900     340,300
    Hwang Capital Malaysia Bhd........................     42,400      22,284

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
    I-Bhd.............................................  1,185,700 $   134,538
    IFCA MSC Bhd......................................  2,993,200     564,402
#   IHH Healthcare Bhd................................  3,127,200   4,944,580
#   IJM Corp. Bhd..................................... 22,045,826  18,358,957
#   IJM Plantations Bhd...............................  1,227,800   1,065,120
#   Inari Amertron Bhd................................  3,936,894   3,072,752
    Inch Kenneth Kajang Rubber PLC....................    113,000      19,630
    Insas Bhd.........................................  5,903,702     979,233
#   IOI Corp. Bhd..................................... 11,992,977  14,055,114
#   IOI Properties Group Bhd..........................  3,760,435   1,936,049
*   Iris Corp. Bhd....................................  9,652,600     455,707
*   Iskandar Waterfront City Bhd......................  3,729,400     756,273
*   JAKS Resources Bhd................................  3,650,700     919,342
    Jaya Tiasa Holdings Bhd...........................  1,918,939     673,303
#   JCY International Bhd.............................  4,658,900     790,110
    K&N Kenanga Holdings Bhd..........................  1,779,386     206,058
#   Karex Bhd.........................................    734,750     725,071
    Keck Seng Malaysia Bhd............................    320,700     406,405
*   Kian JOO CAN Factory Bhd..........................  1,828,780   1,424,572
    Kim Loong Resources Bhd...........................    259,020     189,705
    Kimlun Corp. Bhd..................................    701,700     252,063
    KLCCP Stapled Group...............................  1,100,800   1,861,051
#*  KNM Group Bhd..................................... 14,315,481   1,709,858
#   Kossan Rubber Industries..........................  3,274,200   5,608,962
#   KPJ Healthcare Bhd................................  3,832,575   3,995,105
*   Kretam Holdings Bhd...............................  3,410,600     431,440
#   KSL Holdings Bhd..................................  6,121,211   1,873,251
#   Kuala Lumpur Kepong Bhd...........................  1,293,322   7,460,758
*   KUB Malaysia Bhd..................................  1,144,000      70,664
#   Kulim Malaysia Bhd................................  3,910,500   3,571,554
#*  Kumpulan Europlus Bhd.............................  1,271,800     291,720
    Kumpulan Fima Bhd.................................    909,400     392,889
    Kumpulan Perangsang Selangor Bhd..................  2,772,400     689,626
    Kwantas Corp. Bhd.................................     23,900       8,973
#   Lafarge Malaysia Bhd..............................  2,046,300   4,525,330
    Land & General Bhd................................  7,326,800     619,793
#*  Landmarks Bhd.....................................  1,766,192     412,739
    LBS Bina Group Bhd................................  2,726,500     893,517
    Lingkaran Trans Kota Holdings Bhd.................    727,500     878,710
*   Lion Industries Corp. Bhd.........................  3,795,500     211,497
    LPI Capital Bhd...................................    200,400     752,984
    Magnum Bhd........................................  2,104,500   1,252,104
#   Mah Sing Group Bhd................................ 10,726,251   3,311,698
#   Malayan Banking Bhd............................... 16,693,109  34,573,723
    Malayan Flour Mills Bhd...........................  1,196,900     366,511
#   Malaysia Airports Holdings Bhd....................  3,414,145   4,778,487
#   Malaysia Building Society Bhd.....................  1,564,859     546,616
#*  Malaysia Marine and Heavy Engineering Holdings
      Bhd.............................................  2,950,600     685,723
#   Malaysian Bulk Carriers Bhd.......................  4,070,323     702,807
    Malaysian Pacific Industries Bhd..................    794,725   1,555,844
#   Malaysian Resources Corp. Bhd..................... 10,359,000   2,927,284
    Malton Bhd........................................  2,141,500     364,742
    Matrix Concepts Holdings Bhd......................  2,289,150   1,307,422

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
#   Maxis Bhd.........................................  5,284,415 $ 7,299,111
#   MBM Resources Bhd.................................  1,144,310     619,121
#   Media Chinese International, Ltd..................    905,600     142,026
    Media Prima Bhd...................................  5,435,320   1,676,207
    Mega First Corp. Bhd..............................    192,300     105,491
#   MISC Bhd..........................................  3,188,660   6,751,745
#   Mitrajaya Holdings Bhd............................  2,092,000     579,420
    MK Land Holdings Bhd..............................  5,362,200     467,195
    MKH Bhd...........................................  1,199,767     619,491
    MMC Corp. Bhd.....................................  6,679,700   2,986,445
*   MNRB Holdings Bhd.................................    958,900     702,680
#*  MPHB Capital Bhd..................................    509,100     177,724
*   Mudajaya Group Bhd................................  2,521,733     733,904
    Muhibbah Engineering M Bhd........................  3,601,900   1,977,742
*   Mulpha International Bhd.......................... 15,758,300     952,969
    My EG Services Bhd................................ 10,260,800   5,670,800
    Naim Holdings Bhd.................................  1,814,700   1,065,266
    Nestle Malaysia Bhd...............................     21,600     384,814
    NTPM Holdings Bhd.................................  1,186,600     262,383
*   OCK Group Bhd.....................................    397,700      64,424
    Oldtown Bhd.......................................  2,238,525     876,349
    Oriental Holdings Bhd.............................    615,140     977,619
    OSK Holdings Bhd..................................  4,502,445   1,670,174
    Padini Holdings Bhd...............................  5,048,100   2,454,328
    Panasonic Manufacturing Malaysia Bhd..............     70,200     413,372
    Pantech Group Holdings Bhd........................  1,324,918     181,024
    Paramount Corp. Bhd...............................    965,225     363,787
#*  Parkson Holdings Bhd..............................  4,847,167   1,140,716
*   Perisai Petroleum Teknologi Bhd................... 11,203,300     778,733
#   Petronas Chemicals Group Bhd......................  8,860,600  15,382,168
#   Petronas Dagangan Bhd.............................    937,100   5,765,770
#   Petronas Gas Bhd..................................  2,123,908  11,753,538
    Pharmaniaga Bhd...................................    541,580     802,752
    Pie Industrial Bhd................................    100,840     243,838
#   Pos Malaysia Bhd..................................  2,922,200   1,591,228
    Power Root Bhd....................................    206,500     118,755
#   PPB Group Bhd.....................................  2,382,900   9,543,832
    Press Metal Bhd...................................  3,910,500   1,760,514
#   Prestariang Bhd...................................  1,500,100     999,495
    Protasco Bhd......................................  1,991,000     695,711
#   Public Bank Bhd...................................  8,524,711  37,828,894
#   Puncak Niaga Holdings Bhd.........................  1,430,560     387,151
#   QL Resources Bhd..................................  3,454,160   3,791,688
    RCE Capital Bhd...................................    754,250      46,666
#   RHB Capital Bhd...................................  4,483,130   5,894,683
*   Rimbunan Sawit Bhd................................    958,900     122,688
#   Salcon Bhd........................................  5,742,200     806,379
#   Sapurakencana Petroleum Bhd....................... 24,150,888  11,060,165
    Sarawak Cable Bhd.................................    459,600     173,424
    Sarawak Oil Palms Bhd.............................    486,260     479,080
    Sarawak Plantation Bhd............................     18,900       8,668
    Scientex Bhd......................................    709,764   1,796,815
*   Scomi Energy Services Bhd.........................  5,175,200     276,170

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
*   Scomi Group Bhd................................... 10,163,700 $   395,073
*   Seal, Inc. Bhd....................................     69,100       8,864
    SEG International Bhd.............................    311,400      99,624
    Selangor Dredging Bhd.............................    366,400      81,997
    Selangor Properties Bhd...........................     63,100      82,144
    Shangri-La Hotels Malaysia Bhd....................    373,100     512,611
*   Shell Refining Co. Federation of Malaya Bhd.......    257,100     306,643
    SHL Consolidated Bhd..............................    171,700     113,927
#   Sime Darby Bhd....................................  8,232,940  16,005,537
    SKP Resources Bhd.................................    842,600     276,534
    SP Setia Bhd Group................................  2,081,117   1,453,749
    Star Media Group Bhd..............................  1,265,600     710,260
*   Sumatec Resources Bhd.............................  2,015,500      59,064
#   Sunway Bhd........................................  7,198,893   5,117,188
*   Sunway Construction Group Bhd.....................    555,819     182,449
#   Supermax Corp. Bhd................................  3,013,950   2,161,780
    Suria Capital Holdings Bhd........................    279,650     151,194
#   Syarikat Takaful Malaysia Bhd.....................  2,843,100   2,590,762
    Symphony Life Bhd.................................    321,132      55,815
    Ta Ann Holdings Bhd...............................  1,395,886   1,690,846
    TA Enterprise Bhd................................. 10,887,400   1,366,139
    TA Global Bhd.....................................  5,451,340     302,274
*   Talam Transform Bhd...............................  6,754,300      90,423
    Taliworks Corp. Bhd...............................    166,800      56,251
    Tambun Indah Land Bhd.............................  2,204,100     674,387
#   TAN Chong Motor Holdings Bhd......................  1,250,700     796,366
*   Tanjung Offshore Bhd..............................  1,070,400      88,147
    Tasek Corp. Bhd...................................     38,700     137,016
#   TDM Bhd...........................................  7,641,200   1,241,049
#   Telekom Malaysia Bhd..............................  4,054,302   6,364,256
#   Tenaga Nasional Bhd...............................  9,255,181  30,363,135
*   TH Heavy Engineering Bhd..........................  6,912,734     260,504
#   TH Plantations Bhd................................  1,175,640     348,142
#   Time dotCom Bhd...................................  1,524,660   2,804,787
    Tiong NAM Logistics Holdings......................  1,219,000     349,687
#   Top Glove Corp. Bhd...............................  7,069,760   9,248,015
    Tropicana Corp. Bhd...............................  4,569,648   1,092,298
#   TSH Resources Bhd.................................  3,003,350   1,470,575
#   Tune Protect Group Bhd............................  3,008,800     840,963
    Uchi Technologies Bhd.............................  1,288,500     488,123
#   UEM Edgenta Bhd...................................  2,573,300   1,944,174
#   UEM Sunrise Bhd................................... 15,246,745   3,640,721
#   UMW Holdings Bhd..................................  3,954,706   6,699,508
#*  UMW Oil & Gas Corp. Bhd...........................  1,431,100     355,049
    Unisem M Bhd......................................  5,264,120   2,491,026
    United Malacca Bhd................................    197,950     283,197
    United Plantations Bhd............................    159,400     955,571
    United U-Li Corp. Bhd.............................    550,400     673,074
#   UOA Development Bhd...............................  2,246,300   1,120,537
#*  Uzma Bhd..........................................  1,071,200     457,956
#   VS Industry Bhd...................................  8,272,840   2,681,587
    Wah Seong Corp. Bhd...............................  2,352,339     480,012
#   WCT Holdings Bhd..................................  7,373,529   2,940,054

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
#   Wellcall Holdings Bhd.............................  1,755,000 $  1,053,215
#   Westports Holdings Bhd............................  5,530,800    5,417,389
    Wing Tai Malaysia Bhd.............................    567,600      160,139
    WTK Holdings Bhd..................................  2,834,550      951,317
#   Yinson Holdings Bhd...............................  1,223,100      803,875
*   YNH Property Bhd..................................  2,765,894    1,206,317
    YTL Corp. Bhd..................................... 38,104,320   14,346,813
    YTL E-Solutions Bhd...............................    747,100       92,682
*   YTL Land & Development Bhd........................  1,074,000      168,486
#   YTL Power International Bhd.......................  9,731,466    3,448,000
    Zhulian Corp. Bhd.................................    899,766      305,460
                                                                  ------------
TOTAL MALAYSIA........................................             655,264,116
                                                                  ------------
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A....................... 18,963,653   35,328,629
    Alpek S.A.B. de C.V...............................  1,547,221    1,996,112
    Alsea S.A.B. de C.V...............................  4,387,993   15,589,710
    America Movil S.A.B. de C.V. Series L............. 32,608,574   23,048,169
    America Movil S.A.B. de C.V. Series L ADR.........  3,134,148   44,316,852
#   Arca Continental S.A.B. de C.V....................  2,634,848   15,828,481
#*  Axtel S.A.B. de C.V...............................  8,637,205    3,823,890
#   Banregio Grupo Financiero S.A.B. de C.V...........  2,063,698    9,719,016
*   Bio Pappel S.A.B. de C.V..........................    222,356      210,860
    Bolsa Mexicana de Valores S.A.B. de C.V...........  3,218,067    4,373,495
#*  Cemex S.A.B. de C.V. Sponsored ADR................  6,630,428   30,035,839
*   Cia Minera Autlan S.A.B. de C.V. Series B.........    533,561      185,328
    Coca-Cola Femsa S.A.B. de C.V. Series L...........    234,311    1,649,294
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......    121,044    8,490,026
#   Consorcio ARA S.A.B. de C.V. Series *.............  8,515,566    2,511,793
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR.............................................     65,547    1,110,366
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A.........................................    101,270      171,968
#*  Corp Interamericana de Entretenimiento SAB de CV
      Class B.........................................    222,600      141,137
*   Corp. Actinver S.A.B. de C.V......................     61,598       48,225
#   Corp. Inmobiliaria Vesta S.A.B. de C.V............  2,016,192    2,890,160
    Corp. Moctezuma S.A.B. de C.V. Series *...........    392,200    1,125,174
    Credito Real S.A.B. de C.V. SOFOM ER..............    284,686      599,579
    Cydsa S.A.B. de C.V...............................      6,129        7,640
#*  Desarrolladora Homex S.A.B. de C.V................     44,087        9,796
*   Dine S.A.B. de C.V................................      7,300        4,125
#   El Puerto de Liverpool S.A.B. de C.V..............    563,001    6,721,775
#*  Empresas ICA S.A.B. de C.V........................  4,691,828    1,251,999
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR.........    615,629      627,942
*   Financiera Independencia SAB de C.V. SOFOM ENR....    246,788       44,901
    Fomento Economico Mexicano S.A.B. de C.V..........    347,313    3,293,564
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................    627,285   59,479,164
#*  Genomma Lab Internacional S.A.B. de C.V. Class B..  5,589,261    3,768,751
    Gentera S.A.B. de C.V.............................  2,933,493    5,262,828
    Gruma S.A.B. de C.V. Class B......................  1,647,720   24,836,964
#*  Grupo Aeromexico S.A.B. de C.V....................    614,175    1,344,309
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V.............................................  1,563,997    7,267,366
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR........................................        100        3,713
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................    172,414   14,489,673

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
MEXICO -- (Continued)
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................  1,341,886 $11,300,910
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR.............................................     60,823   8,314,504
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B.........................................    936,872  12,820,313
#*  Grupo Bimbo S.A.B. de C.V. Series A...............  6,739,627  18,820,532
    Grupo Carso S.A.B. de C.V. Series A1..............  2,556,186  10,335,939
    Grupo Cementos de Chihuahua S.A.B. de C.V.........    211,154     508,276
#   Grupo Comercial Chedraui S.A. de C.V..............  1,979,724   5,173,680
#   Grupo Elektra S.A.B. de C.V.......................    205,182   3,862,176
#*  Grupo Famsa S.A.B. de C.V. Class A................  3,103,566   2,217,597
    Grupo Financiero Banorte S.A.B. de C.V............  8,581,116  44,708,713
    Grupo Financiero Inbursa S.A.B. de C.V............  8,446,045  13,629,901
    Grupo Financiero Interacciones SA de C.V..........    271,423   1,459,042
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................  2,710,836   4,184,830
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................    669,690   5,136,522
*   Grupo Gigante S.A.B. de C.V. Series *.............     41,000      85,898
    Grupo Herdez S.A.B. de C.V. Series *..............  1,208,211   2,896,336
    Grupo Industrial Maseca S.A.B. de C.V. Class B....     60,400      77,724
    Grupo Industrial Saltillo S.A.B. de C.V...........     77,099     125,440
#   Grupo KUO S.A.B. de C.V. Series B.................    271,325     471,213
    Grupo Lala S.A.B. de C.V..........................    450,526   1,067,586
#   Grupo Mexico S.A.B. de C.V. Series B.............. 18,325,055  35,543,297
#*  Grupo Pochteca S.A.B. de C.V......................    387,811     252,729
    Grupo Sanborns S.A.B. de C.V......................    253,797     328,830
#*  Grupo Simec S.A.B. de C.V. Series B...............  1,468,295   3,104,526
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR..........      8,806      54,861
#*  Grupo Sports World S.A.B. de C.V..................    218,149     234,894
    Grupo Televisa S.A.B. Series CPO..................  2,054,607  10,880,346
    Grupo Televisa S.A.B. Sponsored ADR...............  1,801,898  47,714,259
#*  Hoteles City Express S.A.B. de C.V................    208,553     245,258
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  2,275,386   2,712,235
#   Industrias Bachoco S.A.B. de C.V. ADR.............     47,580   2,061,166
    Industrias Bachoco S.A.B. de C.V. Series B........    527,426   1,903,215
#*  Industrias CH S.A.B. de C.V. Series B.............  1,847,039   5,422,659
    Industrias Penoles S.A.B. de C.V..................    460,092   4,387,904
#   Infraestructura Energetica Nova S.A.B. de C.V.....  1,411,135   5,540,209
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  7,958,521  18,994,879
*   La Comer S.A.B. de C.V............................  3,974,790   3,550,143
#*  Maxcom Telecomunicaciones S.A.B. de C.V...........  1,304,709      59,561
#   Megacable Holdings S.A.B. de C.V..................  1,001,050   3,659,198
    Mexichem S.A.B. de C.V............................  6,352,068  13,097,950
#*  Minera Frisco S.A.B. de C.V.......................  1,631,844     724,254
#*  OHL Mexico S.A.B. de C.V..........................  3,738,569   3,501,994
#   Organizacion Cultiba S.A.B. de C.V................    154,365     211,831
#*  Organizacion Soriana S.A.B. de C.V. Class B.......  3,374,203   7,236,647
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................  1,367,667  15,719,565
*   Qualitas Controladora S.A.B. de C.V...............    498,648     549,846
    Rassini S.A.B. de C.V.............................      5,300      19,563
#*  Telesites SAB de CV...............................  4,764,576   2,889,572
#   TV Azteca S.A.B. de C.V...........................  4,715,653     530,382
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............  1,795,501       1,077
#   Vitro S.A.B. de C.V. Series A.....................    269,100     781,881

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Wal-Mart de Mexico S.A.B. de C.V..................  16,371,536 $ 41,096,389
                                                                   ------------
TOTAL MEXICO..........................................              711,816,865
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR........................      34,687      217,487
*   Cia de Minas Buenaventura SAA ADR.................     156,351      625,404
    Credicorp, Ltd....................................     140,427   14,233,681
    Grana y Montero SAA Sponsored ADR.................     154,506      339,913
                                                                   ------------
TOTAL PERU............................................               15,416,485
                                                                   ------------
PHILIPPINES -- (1.7%)
    A Soriano Corp....................................     818,000      103,412
    Aboitiz Equity Ventures, Inc......................   5,532,260    6,802,141
    Aboitiz Power Corp................................   5,603,300    4,904,729
*   ACR Mining Corp...................................      11,905        1,677
    Alliance Global Group, Inc........................  24,101,094    7,498,967
    Alsons Consolidated Resources, Inc................   2,381,000       63,606
*   Atlas Consolidated Mining & Development Corp......   2,979,300      251,090
    Ayala Corp........................................     674,685    9,661,813
    Ayala Land, Inc...................................  21,765,020   14,443,316
    Bank of the Philippine Islands....................   2,866,843    5,285,624
    BDO Unibank, Inc..................................   4,750,559   10,218,062
    Belle Corp........................................  22,538,700    1,126,214
    Bloomberry Resorts Corp...........................   3,267,300      282,422
    Cebu Air, Inc.....................................   1,695,870    2,750,201
    Cebu Holdings, Inc................................   2,065,000      200,299
    Century Pacific Food, Inc.........................      41,400       13,543
    Century Properties Group, Inc.....................   1,153,062       12,116
    China Banking Corp................................     802,599      583,806
    COL Financial Group, Inc..........................     133,700       40,213
    Cosco Capital, Inc................................   1,145,700      177,721
    D&L Industries, Inc...............................  16,564,500    2,827,417
    DMCI Holdings, Inc................................  23,161,200    5,571,394
    DoubleDragon Properties Corp......................     348,100      153,300
*   East West Banking Corp............................     628,800      210,314
    EEI Corp..........................................   2,805,800      330,210
    Emperador, Inc....................................     579,300       89,423
*   Empire East Land Holdings, Inc....................  22,778,000      379,051
    Energy Development Corp...........................  72,316,700    8,370,351
    Filinvest Development Corp........................      89,300        8,471
    Filinvest Land, Inc............................... 136,430,687    4,251,183
    First Gen Corp....................................  10,849,000    4,204,492
    First Philippine Holdings Corp....................   2,222,140    2,608,538
    Globe Telecom, Inc................................     146,120    5,741,608
    GT Capital Holdings, Inc..........................     118,515    3,222,234
    Integrated Micro-Electronics, Inc.................     179,700       19,211
    International Container Terminal Services, Inc....   3,751,982    4,805,621
    JG Summit Holdings, Inc...........................   3,603,090    5,086,818
    Jollibee Foods Corp...............................   2,126,797    9,191,510
    Leisure & Resorts World Corp......................   1,361,320      203,864
*   Lepanto Consolidated Mining Co....................  30,246,517      115,158
    Lopez Holdings Corp...............................  16,544,500    1,806,610

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    LT Group, Inc.....................................   6,904,400 $  2,308,222
    Manila Electric Co................................     877,750    5,724,237
    Manila Water Co., Inc.............................   6,636,300    3,391,465
*   Max's Group, Inc..................................     141,700       40,808
*   Megawide Construction Corp........................   1,503,970      174,749
    Megaworld Corp.................................... 101,435,600    7,652,542
*   Melco Crown Philippines Resorts Corp..............   2,119,000      101,329
*   Metro Pacific Corp. Series A......................     225,000           --
    Metro Pacific Investments Corp....................  67,870,300    7,874,483
    Metropolitan Bank & Trust Co......................   3,405,775    5,088,911
    Pepsi-Cola Products Philippines, Inc..............   9,900,791      616,091
    Petron Corp.......................................   2,057,000      282,064
    Philex Mining Corp................................     770,250       65,981
    Philippine Long Distance Telephone Co.............     207,160    9,679,843
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     158,187    7,422,134
*   Philippine National Bank..........................   1,859,533    1,954,235
    Philippine Stock Exchange, Inc. (The).............      84,552      479,126
*   Philtown Properties, Inc..........................      16,675           --
    Philweb Corp......................................   2,367,040      995,657
    Phoenix Petroleum Philippines, Inc................     986,570       72,679
    Premium Leisure Corp..............................   7,417,000      116,771
    Puregold Price Club, Inc..........................   4,236,200    2,934,220
    RFM Corp..........................................   6,077,300      484,812
    Rizal Commercial Banking Corp.....................   1,931,445    1,332,006
    Robinsons Land Corp...............................  12,070,450    6,359,823
    Robinsons Retail Holdings, Inc....................     897,510    1,118,135
    San Miguel Corp...................................   2,240,650    3,436,604
    San Miguel Pure Foods Co., Inc....................       6,360       18,552
    Security Bank Corp................................   1,893,168    5,658,507
    Semirara Mining & Power Corp......................   1,779,080    4,451,390
    SM Investments Corp...............................     659,527   11,534,817
    SM Prime Holdings, Inc............................  22,693,590   10,150,885
*   Top Frontier Investment Holdings, Inc.............     153,057      337,321
    Trans-Asia Oil & Energy Development Corp..........  12,840,000      567,432
    Travellers International Hotel Group, Inc.........   2,716,600      220,348
    Union Bank of the Philippines.....................   1,395,352    1,665,722
    Universal Robina Corp.............................   3,140,960   12,775,512
    Vista Land & Lifescapes, Inc......................  35,395,600    2,793,552
    Xurpas, Inc.......................................     273,800       74,214
                                                                   ------------
TOTAL PHILIPPINES.....................................              243,572,929
                                                                   ------------
POLAND -- (1.6%)
    AB SA.............................................       2,455       19,017
    ABC Data SA.......................................      81,105       62,690
    Action SA.........................................      17,727      103,090
*   Agora SA..........................................     177,671      500,247
*   Alior Bank SA.....................................     233,063    3,449,150
    Amica Wronki SA...................................      14,591      594,883
#*  AmRest Holdings SE................................      51,898    2,359,732
    Apator SA.........................................      30,566      200,828
    Asseco Poland SA..................................     519,500    7,166,682
    ATM SA............................................      24,831       55,125
    Bank Handlowy w Warszawie SA......................     177,013    3,253,933

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
POLAND -- (Continued)
#*  Bank Millennium SA................................ 3,075,103 $ 4,074,770
    Bank Pekao SA.....................................   254,646   8,567,600
*   Bank Zachodni WBK SA..............................   118,087   7,573,110
#*  Bioton SA.........................................   313,879     875,274
    Boryszew SA....................................... 1,643,944   1,732,237
#   Budimex SA........................................    73,327   3,455,388
#   CCC SA............................................   123,793   3,630,077
#*  CD Projekt Red SA.................................   536,391   3,041,596
*   Ciech SA..........................................   274,143   5,256,045
*   Colian Holding SA.................................    52,481      46,329
#*  ComArch SA........................................     8,325     218,893
#*  Cyfrowy Polsat SA.................................   825,358   4,358,118
    Dom Development SA................................     9,946     120,414
*   Elektrobudowa SA..................................     2,716      75,135
    Emperia Holding SA................................    61,528   1,009,241
    Enea SA........................................... 1,126,204   3,248,724
#   Energa SA.........................................   362,684   1,205,601
    Eurocash SA.......................................   644,539   8,725,623
    Fabryki Mebli Forte SA............................    77,203     908,613
*   Famur SA..........................................   111,442      45,561
*   Farmacol SA.......................................    36,912     498,874
    Firma Oponiarska Debica SA........................    10,995     237,033
#*  Getin Holding SA.................................. 1,836,480     602,302
#*  Getin Noble Bank SA............................... 4,739,030     524,977
#*  Grupa Azoty SA....................................   164,389   4,168,694
    Grupa Azoty Zaklady Chemiczne Police SA...........    17,834     108,100
    Grupa Kety SA.....................................    36,257   2,469,002
#*  Grupa Lotos SA....................................   887,358   5,578,296
*   Hawe SA...........................................   914,811     132,183
*   Impexmetal SA.....................................   882,936     440,119
    ING Bank Slaski SA................................   122,012   3,266,139
#*  Integer.pl SA.....................................    12,680     234,775
#   Inter Cars SA.....................................    11,588     659,726
#*  Jastrzebska Spolka Weglowa SA.....................   177,666     384,330
    Kernel Holding SA.................................   371,094   4,091,743
    KGHM Polska Miedz SA.............................. 1,007,847  14,267,012
    Kopex SA..........................................   146,978     121,382
#   KRUK SA...........................................    37,669   1,511,363
*   LC Corp. SA.......................................   590,468     248,000
    Lentex SA.........................................    43,691      83,932
#   LPP SA............................................     3,738   4,924,366
#   Lubelski Wegiel Bogdanka SA.......................    57,374     433,365
#*  mBank SA..........................................    70,162   5,440,064
*   MCI Capital SA....................................   153,750     387,970
#*  Midas SA.......................................... 1,069,339     184,064
    Mostostal Zabrze SA...............................   324,876      96,419
    Netia SA.......................................... 1,717,127   2,349,458
    Neuca SA..........................................    17,706   1,417,491
*   Newag SA..........................................       182         703
    Orange Polska SA.................................. 4,056,521   6,454,567
    Orbis SA..........................................    67,975   1,061,991
    Pelion SA.........................................    30,487     402,090
*   Pfleiderer Grajewo SA.............................    60,652     351,592

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
POLAND -- (Continued)
    PGE Polska Grupa Energetyczna SA.................. 4,909,628 $ 16,687,806
    PKP Cargo SA......................................     8,752      105,035
*   Polnord SA........................................   213,451      657,186
*   Polski Koncern Miesny Duda SA.....................    26,313       33,873
#   Polski Koncern Naftowy Orlen SA................... 1,947,316   29,864,303
    Polskie Gornictwo Naftowe i Gazownictwo SA........ 5,857,133    7,475,432
*   Powszechna Kasa Oszczednosci Bank Polski SA....... 2,557,687   15,489,926
    Powszechny Zaklad Ubezpieczen SA.................. 2,004,951   15,975,311
*   Rafako SA.........................................   358,774      631,121
*   Stalexport Autostrady SA..........................   312,145      239,214
    Stalprodukt SA....................................     5,080      279,051
*   Sygnity SA........................................    57,819      120,484
    Synthos SA........................................ 3,442,529    3,267,913
    Tauron Polska Energia SA.......................... 8,508,083    5,665,853
#*  Trakcja SA........................................   412,323    1,264,445
#*  Vistula Group SA..................................   446,176      299,266
    Warsaw Stock Exchange.............................   161,042    1,366,134
    Wawel SA..........................................       252       61,868
#   Zespol Elektrowni Patnow Adamow Konin SA..........    28,974       55,457
                                                                 ------------
TOTAL POLAND..........................................            238,605,526
                                                                 ------------
RUSSIA -- (1.2%)
    Etalon Group, Ltd.................................   583,013      953,545
    Gazprom PAO Sponsored ADR......................... 9,916,642   35,827,400
*   Globaltrans Investment P.L.C......................   193,097      755,167
    LUKOIL PJSC.......................................   598,466   20,360,437
    Magnitogorsk Iron & Steel Works OJSC GDR..........   621,428    1,975,917
*   Mail.ru Group, Ltd. GDR...........................    90,394    1,967,982
#*  Mechel Sponsored ADR..............................   245,670      491,339
    MegaFon PJSC GDR..................................   112,926    1,355,339
    MMC Norilsk Nickel PJSC ADR....................... 1,034,973   11,992,069
    NOVATEK OAO GDR...................................    48,385    4,204,956
    Novolipetsk Steel AO GDR..........................   353,454    3,072,856
    O'Key Group SA GDR................................    71,285      120,501
    Phosagro OAO GDR..................................   143,298    1,705,023
*   PIK Group PJSC GDR................................   664,097    1,829,685
    Ros Agro P.L.C. GDR...............................    89,473    1,215,037
    Rosneft OAO GDR................................... 2,952,866   10,610,489
    Rostelecom PJSC Sponsored ADR.....................   148,552      988,053
    RusHydro PJSC ADR................................. 4,579,241    4,019,163
    Sberbank of Russia PJSC Sponsored ADR............. 4,081,901   22,599,669
    Severstal PAO GDR.................................   628,103    5,095,463
    Tatneft PAO Sponsored ADR.........................   863,531   23,575,256
    TMK PAO GDR.......................................    80,338      221,120
    VimpelCom, Ltd. Sponsored ADR..................... 1,651,053    5,431,964
    VTB Bank PJSC GDR(B1W7FX909)...................... 3,938,248    7,424,393
    VTB Bank PJSC GDR(46630Q202)......................     9,793       18,421
*   X5 Retail Group NV GDR............................   341,666    6,317,844
                                                                 ------------
TOTAL RUSSIA..........................................            174,129,088
                                                                 ------------
SOUTH AFRICA -- (7.5%)
*   Abdee RF, Ltd.....................................    71,322      122,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
SOUTH AFRICA -- (Continued)
    Adcock Ingram Holdings, Ltd.......................    567,178 $ 1,400,425
    Adcorp Holdings, Ltd..............................    302,594     337,181
    Advtech, Ltd......................................  1,692,926   1,491,128
    Aeci, Ltd.........................................    832,180   4,353,198
*   African Bank Investments, Ltd.....................  4,779,215      17,480
    African Oxygen, Ltd...............................    496,309     502,156
    African Rainbow Minerals, Ltd.....................    823,446   2,984,565
    Afrimat, Ltd......................................     14,170      20,361
    Alexander Forbes Group Holdings, Ltd..............    101,040      34,081
    Allied Electronics Corp., Ltd.....................    118,970      41,313
*   Anglo American Platinum, Ltd......................    319,632   4,696,819
*   AngloGold Ashanti, Ltd............................    112,707     973,108
*   AngloGold Ashanti, Ltd. Sponsored ADR.............  4,151,296  35,202,990
#*  ArcelorMittal South Africa, Ltd...................    980,637     375,548
    Ascendis Health, Ltd..............................    106,075     120,986
    Aspen Pharmacare Holdings, Ltd....................  1,420,782  24,189,057
#   Assore, Ltd.......................................    143,418     746,108
    Astral Foods, Ltd.................................    385,744   2,376,551
*   Attacq, Ltd.......................................    623,227     662,804
*   Aveng, Ltd........................................  2,762,025     416,750
    AVI, Ltd..........................................  3,431,175  17,215,842
    Barclays Africa Group, Ltd........................  2,002,774  18,268,359
    Barloworld, Ltd...................................  2,141,371   9,594,309
    Bidvest Group, Ltd. (The).........................  1,904,950  43,991,217
    Blue Label Telecoms, Ltd..........................  1,931,091   1,496,430
*   Brait SE..........................................    800,102   8,339,119
#   Capitec Bank Holdings, Ltd........................    258,627   7,876,723
    Cashbuild, Ltd....................................    196,493   3,393,519
    Caxton and CTP Publishers and Printers, Ltd.......    433,083     424,574
    City Lodge Hotels, Ltd............................    248,644   2,284,126
    Clicks Group, Ltd.................................  2,147,230  11,761,915
    Clover Industries, Ltd............................    223,878     209,796
*   Consolidated Infrastructure Group, Ltd............    218,913     371,734
    Coronation Fund Managers, Ltd.....................  1,755,522   6,767,901
    DataTec, Ltd......................................  1,537,297   4,081,897
#   Discovery, Ltd....................................  1,820,992  14,845,665
    Distell Group, Ltd................................    158,893   1,586,643
*   Distribution and Warehousing Network, Ltd.........    162,578      50,950
#   DRDGOLD, Ltd......................................  2,471,765     693,542
    DRDGOLD, Ltd. Sponsored ADR.......................      4,569      12,793
    EOH Holdings, Ltd.................................    783,946   6,647,918
*   Eqstra Holdings, Ltd..............................  1,440,821     223,173
*   Evraz Highveld Steel and Vanadium, Ltd............     35,483         355
#   Exxaro Resources, Ltd.............................    837,989   3,242,845
#   Famous Brands, Ltd................................    584,420   4,285,560
    FirstRand, Ltd.................................... 17,106,654  48,529,593
    Foschini Group, Ltd. (The)........................  1,713,806  13,374,777
    Gold Fields, Ltd..................................    815,561   2,798,652
    Gold Fields, Ltd. Sponsored ADR...................  7,182,628  24,420,935
#   Grand Parade Investments, Ltd.....................    826,965     195,718
    Grindrod, Ltd.....................................  3,967,036   2,478,679
    Group Five, Ltd...................................    690,932     687,809
#*  Harmony Gold Mining Co., Ltd......................  1,638,854   3,010,723

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH AFRICA -- (Continued)
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR....... 2,973,285 $ 5,322,180
    Holdsport, Ltd....................................    76,643     245,917
*   Howden Africa Holdings, Ltd.......................    15,743      24,338
    Hudaco Industries, Ltd............................   203,034   1,281,722
    Hulamin, Ltd......................................   520,226     221,269
    Illovo Sugar, Ltd................................. 1,318,930   1,564,363
#*  Impala Platinum Holdings, Ltd..................... 2,903,912   6,066,660
    Imperial Holdings, Ltd............................ 1,379,636  10,595,398
    Investec, Ltd..................................... 1,770,217  11,521,419
#   Invicta Holdings, Ltd.............................    90,133     230,275
    JSE, Ltd..........................................   602,440   4,908,843
    KAP Industrial Holdings, Ltd...................... 1,281,886     476,270
#   Kumba Iron Ore, Ltd...............................   316,888     699,070
#   Lewis Group, Ltd.................................. 1,133,525   3,122,115
    Liberty Holdings, Ltd............................. 1,004,296   7,077,159
    Life Healthcare Group Holdings, Ltd............... 6,956,091  15,365,295
    Massmart Holdings, Ltd............................   764,442   4,365,662
    Mediclinic International, Ltd..................... 1,983,137  15,079,674
    Merafe Resources, Ltd............................. 5,033,014     238,456
#   Metair Investments, Ltd...........................   969,646   1,437,354
    Metrofile Holdings, Ltd...........................   113,854      30,827
    MMI Holdings, Ltd................................. 9,032,004  12,938,295
    Mondi, Ltd........................................   760,756  12,588,095
    Mpact, Ltd........................................ 1,038,771   2,793,380
    Mr. Price Group, Ltd.............................. 1,409,417  14,545,728
    MTN Group, Ltd.................................... 9,901,001  87,494,226
#   Murray & Roberts Holdings, Ltd.................... 2,994,805   1,496,122
    Nampak, Ltd....................................... 4,443,624   5,494,329
    Naspers, Ltd. Class N.............................   587,379  74,228,857
    Nedbank Group, Ltd................................ 1,490,973  17,712,080
    Netcare, Ltd...................................... 7,818,253  16,635,541
#*  Northam Platinum, Ltd............................. 2,288,500   4,555,566
    Nu-World Holdings, Ltd............................    18,088      25,608
    Oceana Group, Ltd.................................   300,211   2,116,663
    Omnia Holdings, Ltd...............................   463,292   3,433,786
    Peregrine Holdings, Ltd........................... 1,762,288   3,035,290
    Petmin, Ltd.......................................   187,477      13,286
#   Pick n Pay Stores, Ltd............................ 2,175,081   8,048,952
*   Pinnacle Holdings, Ltd............................   990,277     639,528
    Pioneer Foods Group, Ltd..........................   652,621   5,446,351
#   PPC, Ltd.......................................... 4,573,145   3,791,696
    PSG Group, Ltd....................................   562,417   6,473,943
*   Quantum Foods Holdings, Ltd.......................   411,335      59,590
    Raubex Group, Ltd.................................   717,755     634,498
    RCL Foods, Ltd....................................   165,246     127,302
    Reunert, Ltd...................................... 1,106,761   4,477,093
*   Royal Bafokeng Platinum, Ltd......................   192,950     344,711
    Sanlam, Ltd....................................... 8,202,959  30,205,916
    Santam, Ltd.......................................   171,752   1,931,955
*   Sappi, Ltd........................................ 4,930,994  22,461,252
*   Sappi, Ltd. Sponsored ADR.........................   395,944   1,761,159
    Sasol, Ltd........................................ 1,290,563  33,950,241
    Sasol, Ltd. Sponsored ADR......................... 1,134,133  29,487,458

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd............................ 2,655,896 $   24,524,055
#   Sibanye Gold, Ltd................................. 3,213,511      7,152,823
#   Sibanye Gold, Ltd. Sponsored ADR..................   916,723      8,122,166
    Spar Group, Ltd. (The)............................ 1,284,205     14,850,571
    Spur Corp., Ltd...................................   452,051        826,013
    Standard Bank Group, Ltd.......................... 5,266,378     37,496,532
*   Stefanutti Stocks Holdings, Ltd...................   186,764         40,139
#   Steinhoff International Holdings NV............... 8,846,810     42,492,980
    Sun International, Ltd............................   895,174      4,410,578
*   Super Group, Ltd.................................. 3,346,718      8,225,945
    Telkom SA SOC, Ltd................................ 2,311,014      9,360,282
    Telkom SA SOC, Ltd. Sponsored ADR.................    23,134        373,892
    Tiger Brands, Ltd.................................   908,113     16,685,672
    Tiso Blackstar Group SE...........................    25,131         14,245
    Tongaat Hulett, Ltd...............................   589,703      3,313,498
    Transaction Capital, Ltd..........................    50,470         34,998
    Trencor, Ltd......................................   546,710      1,305,403
    Truworths International, Ltd...................... 3,193,999     19,837,228
    Tsogo Sun Holdings, Ltd........................... 2,609,659      3,729,876
    Vodacom Group, Ltd................................ 1,413,030     12,964,409
    Wilson Bayly Holmes-Ovcon, Ltd....................   418,248      2,832,510
    Woolworths Holdings, Ltd.......................... 5,313,147     31,436,640
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,093,082,293
                                                                 --------------
SOUTH KOREA -- (13.7%)
#*  3S Korea Co., Ltd.................................    74,211        152,369
#*  Able C&C Co., Ltd.................................    37,134        739,889
#*  Actoz Soft Co., Ltd...............................    22,350        527,522
#*  Advanced Nano Products Co., Ltd...................    14,911        222,795
#*  Advanced Process Systems Corp.....................    76,585      1,136,676
*   Aekyung Petrochemical Co., Ltd....................     6,450        278,167
#*  AfreecaTV Co., Ltd................................    52,478      1,031,835
#*  Agabang&Company...................................   135,901      1,327,307
#*  Ahnlab, Inc.......................................     9,053        515,587
#*  AJ Rent A Car Co., Ltd............................    64,220        605,089
#*  AK Holdings, Inc..................................    16,771        661,778
#*  ALUKO Co., Ltd....................................   153,442        931,460
#*  Aminologics Co., Ltd..............................   102,326         99,660
*   Amorepacific Corp.................................    72,020     24,548,065
*   AMOREPACIFIC Group................................    97,236     12,188,981
#*  Amotech Co., Ltd..................................    50,218        718,239
#*  Anam Electronics Co., Ltd.........................   248,480        304,646
#*  Anapass, Inc......................................    45,528        658,786
#*  Asia Cement Co., Ltd..............................     5,860        453,095
#*  ASIA Holdings Co., Ltd............................    12,865      1,064,645
*   Asia Paper Manufacturing Co., Ltd.................    32,269        438,937
*   Asiana Airlines, Inc..............................   547,792      2,099,814
*   AtlasBX Co., Ltd..................................    36,936      1,214,208
#*  AUK Corp..........................................   178,670        351,571
*   Autech Corp.......................................    47,374        189,634
*   Avaco Co., Ltd....................................    40,816        184,144
#*  Baiksan Co., Ltd..................................    58,010        242,413
#*  Basic House Co., Ltd. (The).......................    50,395        365,261

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#*  BH Co., Ltd.......................................    93,670 $   409,658
*   BHI Co., Ltd......................................    48,177     115,759
#*  BI EMT Co., Ltd...................................    53,654      66,961
#*  Binggrae Co., Ltd.................................    17,948   1,075,213
#*  Bioland, Ltd......................................    36,801     869,704
*   Bixolon Co., Ltd..................................     1,329      15,590
#*  Bluecom Co., Ltd..................................    62,198     565,315
#*  BNK Financial Group, Inc.......................... 1,275,609   9,641,767
*   Bookook Securities Co., Ltd.......................     5,240      68,744
#*  Boryung Medience Co., Ltd.........................    19,654     361,353
#*  Boryung Pharmaceutical Co., Ltd...................    20,695   1,121,678
#*  Bosung Power Technology Co., Ltd..................   115,748     468,606
#*  Bubang Co., Ltd...................................    64,559     220,055
#   Bukwang Pharmaceutical Co., Ltd...................    70,457   1,903,049
*   Busan City Gas Co., Ltd...........................       449      12,092
*   BYC Co., Ltd......................................       226      95,966
#*  Byucksan Corp.....................................   115,984     812,086
#*  CammSys Corp......................................   227,242     710,820
#*  Capro Corp........................................   209,335     441,713
#*  Celltrion Pharm, Inc..............................    56,456     804,446
#*  Celltrion, Inc....................................   150,258  14,196,817
#*  Chabiotech Co., Ltd...............................    78,076   1,000,048
#*  Chadiostech Co., Ltd..............................    29,432     145,776
#*  Charm Engineering Co., Ltd........................    77,090      17,241
#   Cheil Worldwide, Inc..............................   263,690   5,015,102
#*  Chemtronics Co., Ltd..............................    77,283     408,015
#*  Chin Hung International, Inc......................   113,574     216,964
#*  China Great Star International, Ltd...............   481,525     819,251
#*  China Ocean Resources Co., Ltd....................   508,933   1,297,510
    Chinyang Holdings Corp............................     3,684       9,780
#*  Choa Pharmaceutical Co............................    57,849     237,173
#*  Chokwang Paint, Ltd...............................    30,974     336,854
#*  Chong Kun Dang Pharmaceutical Corp................    28,395   3,451,248
#*  Chongkundang Holdings Corp........................    11,697   1,140,272
#*  Choong Ang Vaccine Laboratory.....................    12,091     164,046
*   Chosun Refractories Co., Ltd......................     2,270     153,281
#*  CJ CGV Co., Ltd...................................    58,780   6,665,255
*   CJ CheilJedang Corp...............................    39,928  13,745,281
*   CJ Corp...........................................    68,500  16,924,855
*   CJ E&M Corp.......................................    84,429   6,528,814
#*  CJ Freshway Corp..................................     6,226     411,680
*   CJ Korea Express Corp.............................    16,767   3,084,321
*   CJ O Shopping Co., Ltd............................    18,875   2,837,569
#*  CJ Seafood Corp...................................    80,851     252,651
#*  CKD Bio Corp......................................    24,780     544,961
#*  Com2uSCorp........................................    46,212   5,273,020
#*  Cosmax BTI, Inc...................................    54,384   3,358,355
*   CosmoAM&T Co., Ltd................................    40,310      82,892
#*  Cosmochemical Co., Ltd............................    56,863     239,198
*   Coway Co., Ltd....................................   149,353  12,290,360
    Credu Corp........................................     7,828     294,432
#*  Crown Confectionery Co., Ltd......................     4,355   2,150,133
#*  CTC BIO, Inc......................................    26,635     393,133

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#*  CUROCOM Co., Ltd..................................   171,694 $   258,528
#*  D.I Corp..........................................    80,701     398,067
#*  Dae Dong Industrial Co., Ltd......................    66,910     503,771
*   Dae Han Flour Mills Co., Ltd......................     6,035     925,980
#   Dae Hwa Pharmaceutical Co., Ltd...................    37,069   1,247,531
#*  Dae Hyun Co., Ltd.................................    64,532     177,644
#*  Dae Won Kang Up Co., Ltd..........................   110,812     427,417
#*  Dae Young Packaging Co., Ltd......................   543,341     473,263
#*  Dae-Il Corp.......................................    82,906     571,031
#*  Daea TI Co., Ltd..................................   226,336     261,524
#*  Daechang Co., Ltd.................................   301,520     239,871
#*  Daeduck Electronics Co............................   200,830   1,326,194
#*  Daeduck GDS Co., Ltd..............................   120,031     961,706
#   Daegu Department Store............................    27,142     336,475
#*  Daehan New Pharm Co., Ltd.........................    22,612     311,669
#*  Daehan Steel Co., Ltd.............................    78,732     515,215
    Daekyo Co., Ltd...................................    73,486     560,617
#*  Daekyung Machinery & Engineering Co., Ltd.........   184,410     166,511
#*  Daelim Industrial Co., Ltd........................   125,457   8,260,492
#*  Daesang Corp......................................   119,806   3,816,900
#*  Daesang Holdings Co., Ltd.........................    84,367   1,217,245
#*  Daesung Holdings Co., Ltd.........................    22,393     175,540
#*  Daewon Pharmaceutical Co., Ltd....................    71,028   1,119,661
#*  Daewon San Up Co., Ltd............................    34,902     178,054
#*  Daewoo Engineering & Construction Co., Ltd........   450,241   2,093,069
#   Daewoo International Corp.........................   168,811   2,190,700
*   Daewoo Securities Co., Ltd........................   694,519   4,621,682
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.   447,629   1,586,681
*   Daewoong Co., Ltd.................................     6,323     340,384
#*  Daewoong Pharmaceutical Co., Ltd..................    20,111   1,445,645
*   Dahaam E-Tec Co., Ltd.............................     1,420       3,997
#*  Daishin Securities Co., Ltd.......................   269,785   2,732,211
#*  Danal Co., Ltd....................................    53,742     365,815
#*  Daou Data Corp....................................    73,862     800,797
#*  Daou Technology, Inc..............................   177,104   3,047,128
#*  Dasan Networks, Inc...............................    95,820     542,108
#*  Dawonsys Co., Ltd.................................    34,157     808,864
#   Dayou Automotive Seat Technology Co., Ltd.........   266,378     446,023
#*  DCM Corp..........................................    16,370     131,609
#*  Deutsch Motors, Inc...............................    31,888      94,357
*   DGB Financial Group, Inc.......................... 1,047,651   7,837,255
*   Digital Chosun Co., Ltd...........................    26,319     112,559
#*  Digital Power Communications Co., Ltd.............    56,445     197,511
*   Display Tech Co., Ltd.............................     2,703       9,387
*   DK UIL Co., Ltd...................................     1,593      14,701
#*  Dong Ah Tire & Rubber Co., Ltd....................    27,091     518,754
#*  Dong-A Socio Holdings Co., Ltd....................     6,326   1,136,817
#*  Dong-Ah Geological Engineering Co., Ltd...........    30,030     188,968
#*  Dong-Il Corp......................................     5,926     298,113
#*  Dongaone Co., Ltd.................................   119,520     328,580
#*  Dongbang Transport Logistics Co., Ltd.............    78,710     141,284
#*  Dongbu HiTek Co., Ltd.............................   159,392   1,850,738
#*  Dongbu Insurance Co., Ltd.........................   195,776  11,119,987

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
*   Dongbu Securities Co., Ltd........................ 160,710 $  472,440
#*  Dongbu Steel Co., Ltd.............................  56,476    188,720
*   Dongil Industries Co., Ltd........................   8,412    380,975
#*  Dongjin Semichem Co., Ltd......................... 137,301    525,606
#*  Dongkook Industrial Co., Ltd...................... 137,901    276,646
*   DongKook Pharmaceutical Co., Ltd..................  15,058    820,666
*   Dongkuk Industries Co., Ltd.......................  33,334     96,550
#*  Dongkuk Steel Mill Co., Ltd....................... 403,948  1,738,385
#*  Dongkuk Structures & Construction Co., Ltd........ 133,958    520,338
#   Dongsuh Cos Inc...................................  31,424    826,409
#*  Dongsung Chemical Co., Ltd........................   7,530    185,283
#*  DONGSUNG Corp..................................... 120,499    675,477
#*  Dongsung Pharmaceutical Co., Ltd..................  71,092    348,932
*   Dongwha Enterprise Co., Ltd.......................   3,949    109,868
*   Dongwha Pharm Co., Ltd............................ 116,042    888,115
*   Dongwon F&B Co., Ltd..............................   7,006  2,243,672
#*  Dongwon Industries Co., Ltd.......................   5,655  1,242,123
#*  Dongwon Systems Corp..............................  12,699    857,766
*   Dongyang E&P, Inc.................................  41,607    436,713
#*  Doosan Corp.......................................  48,094  3,079,033
#*  Doosan Engine Co., Ltd............................ 192,064    412,726
*   Doosan Engineering & Construction Co., Ltd........  14,950     54,796
#*  Doosan Heavy Industries & Construction Co., Ltd... 271,636  3,850,167
#*  Doosan Infracore Co., Ltd......................... 591,275  2,090,969
#*  Dragonfly GF Co., Ltd.............................  36,843    149,092
    DRB Holding Co., Ltd..............................  59,250    604,783
*   Duk San Neolux Co., Ltd...........................   3,115     72,762
#*  Duksan Hi-Metal Co., Ltd..........................  56,787    436,060
#   DuzonBIzon Co., Ltd............................... 116,224  2,118,036
#*  DY Corp........................................... 185,896    891,495
#   e Tec E&C, Ltd....................................   2,791    225,729
#*  e-LITECOM Co., Ltd................................  50,299    602,715
#   E-MART, Inc.......................................  57,484  7,893,036
#*  e-Starco Co., Ltd................................. 273,152    299,185
#*  E1 Corp...........................................  13,707    634,908
#*  Eagon Industrial, Ltd.............................  32,830    286,078
#*  Easy Bio, Inc..................................... 227,362  1,107,578
#*  Ecopro Co., Ltd...................................  57,703    541,096
#*  EG Corp...........................................  22,251    197,608
#*  Ehwa Technologies Information Co., Ltd............ 247,196     99,175
#*  ELK Corp.......................................... 112,051    253,562
#*  EMKOREA Co., Ltd..................................  48,875    175,367
#*  ENF Technology Co., Ltd...........................  47,412    630,035
#*  Eo Technics Co., Ltd..............................  37,384  3,934,370
#*  Estechpharma Co., Ltd.............................  33,415    815,335
#*  Eugene Corp....................................... 316,611  1,078,038
#*  Eugene Investment & Securities Co., Ltd........... 525,975  1,062,205
#   Eugene Technology Co., Ltd........................  80,195    942,515
#*  Eusu Holdings Co., Ltd............................  74,591    432,846
#*  EVERDIGM Corp.....................................  18,099    131,266
#*  F&F Co., Ltd......................................   5,682     71,890
#*  Farmsco...........................................   9,317    107,634
#*  Fila Korea, Ltd...................................  39,090  3,176,594

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#*  Fine Technix Co., Ltd.............................  83,268 $   199,204
#*  Finetex EnE, Inc.................................. 100,221     756,778
#*  Firstec Co., Ltd.................................. 151,053     685,480
*   Flexcom, Inc......................................  59,292     123,461
#*  Foosung Co., Ltd.................................. 207,546     740,738
*   Fursys, Inc.......................................  11,270     332,984
#*  Gamevil, Inc......................................  12,824     854,558
*   Gaon Cable Co., Ltd...............................  15,900     246,693
#*  GemVax & Kael Co., Ltd............................   4,156      75,482
#*  GeneOne Life Science, Inc.........................  14,088     193,365
#*  Genic Co., Ltd....................................  19,570     384,575
*   GIIR, Inc.........................................  16,730     127,054
*   Global & Yuasa Battery Co., Ltd...................  33,255   1,082,477
#*  Global Display Co., Ltd...........................  51,902     151,379
#*  GNCO Co., Ltd..................................... 287,549     368,844
    Golfzon Co., Ltd..................................  13,289     866,932
#   GOLFZONYUWONHOLDINGS Co., Ltd.....................  82,472     557,791
#   Grand Korea Leisure Co., Ltd...................... 129,202   2,485,407
#*  Green Cross Corp..................................  17,774   3,217,361
#*  Green Cross Holdings Corp.........................  97,118   3,933,279
*   Green Non-Life Insurance Co., Ltd.................  14,915          --
#*  GS Engineering & Construction Corp................ 312,395   6,670,372
#*  GS Global Corp....................................  74,418     300,642
*   GS Holdings Corp.................................. 256,119  10,841,170
*   GS Home Shopping, Inc.............................   9,149   1,247,342
#*  GS Retail Co., Ltd................................ 103,001   5,649,316
#   Gwangju Shinsegae Co., Ltd........................   2,914     619,129
#*  Haesung Industrial Co., Ltd.......................   2,262      31,862
#*  Halla Corp........................................ 123,625     414,325
#*  Halla Holdings Corp...............................  50,748   2,655,181
#*  Han Kuk Carbon Co., Ltd........................... 168,975     951,328
#   Hana Financial Group, Inc......................... 857,712  15,435,156
#*  Hana Micron, Inc..................................  99,528     420,539
#   Hana Tour Service, Inc............................  41,138   3,376,713
#*  Hanall Biopharma Co., Ltd.........................  15,223     174,302
#*  Hancom, Inc.......................................  62,303   1,167,453
*   Handok, Inc.......................................   7,765     236,356
#*  Handsome Co., Ltd.................................  65,690   2,237,108
*   Hanil Cement Co., Ltd.............................  20,990   1,728,897
#* Hanjin Heavy Industries & Construction Co., Ltd... 488,828 1,328,484 #* Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................  81,264     301,820
#*  Hanjin Kal Corp................................... 321,213   4,227,937
#*  Hanjin P&C Co., Ltd............................... 106,545     211,893
#*  Hanjin Shipping Co., Ltd..........................  49,762     125,758
#*  Hanjin Transportation Co., Ltd....................  57,741   2,514,195
    Hankook Shell Oil Co., Ltd........................   3,889   1,571,901
*   Hankook Tire Co., Ltd............................. 365,254  14,244,174
*   Hankuk Glass Industries, Inc......................   3,770      74,994
#*  Hankuk Paper Manufacturing Co., Ltd...............  15,900     398,833
*   Hanmi Pharm Co., Ltd..............................  10,429   6,199,332
*   Hanmi Science Co., Ltd............................  18,803   2,509,248
#*  Hanmi Semiconductor Co., Ltd......................  50,504     531,622
#*  Hanon Systems..................................... 125,612   5,500,567

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#*  Hansae Co., Ltd...................................  81,159 $ 4,078,933
#*  Hansae Yes24 Holdings Co., Ltd....................  74,041   1,625,987
#*  Hanshin Construction..............................   9,448     141,701
#*  Hansol Chemical Co., Ltd..........................  47,490   2,383,309
#*  Hansol Holdings Co., Ltd.......................... 225,849   1,398,455
#*  Hansol HomeDeco Co., Ltd.......................... 427,135     547,936
*   Hansol Logistics Co., Ltd.........................  60,597     168,957
*   Hansol Paper Co., Ltd.............................  95,384   1,696,687
#*  Hansol Technics Co., Ltd..........................  41,960     823,370
#*  Hanssem Co., Ltd..................................  31,794   7,280,011
#*  Hanwha Chemical Corp.............................. 414,810   9,126,291
#*  Hanwha Corp....................................... 273,929   8,449,895
#*  Hanwha Galleria Timeworld Co., Ltd................   8,569     505,861
*   Hanwha General Insurance Co., Ltd................. 199,827   1,237,016
*   Hanwha Investment & Securities Co., Ltd........... 378,798   1,107,442
*   Hanwha Life Insurance Co., Ltd.................... 805,240   4,662,021
#*  Hanwha Techwin Co., Ltd........................... 133,431   3,636,793
*   Hanyang Eng Co., Ltd..............................  59,789     572,020
*   Hanyang Securities Co., Ltd.......................  18,020     104,748
#*  Harim Co., Ltd....................................  86,386     284,379
#*  Harim Holdings Co., Ltd........................... 223,722     769,388
#*  Heung-A Shipping Co., Ltd......................... 573,851     749,101
*   Heungkuk Fire & Marine Insurance Co., Ltd.........  27,667      90,957
#*  High Tech Pharm Co., Ltd..........................  20,320     255,248
#*  Hite Jinro Co., Ltd............................... 136,419   3,405,694
*   Hitejinro Holdings Co., Ltd.......................  52,217     696,430
#*  HMC Investment Securities Co., Ltd................ 107,674     850,176
#   Hotel Shilla Co., Ltd............................. 104,501   5,724,400
#*  HS Industries Co., Ltd............................  13,443      80,628
*   HS R&A Co., Ltd...................................  21,455     651,523
#*  Huchems Fine Chemical Corp........................  90,139   1,266,730
#*  Humax Co., Ltd.................................... 105,806   1,332,533
#*  Huons Co., Ltd....................................  28,769   1,977,387
*   Husteel Co., Ltd..................................  12,333     150,013
#*  Huvis Corp........................................  78,065     462,878
#*  Huvitz Co., Ltd...................................  25,337     333,367
#*  Hwa Shin Co., Ltd................................. 120,271     560,027
*   Hwacheon Machine Tool Co., Ltd....................   4,514     196,420
*   HwaSung Industrial Co., Ltd.......................  25,464     258,996
#*  Hy-Lok Corp.......................................  41,496     927,464
*   Hyosung Corp...................................... 140,088  12,829,930
#*  Hyundai BNG Steel Co., Ltd........................  66,048     504,339
#*  Hyundai C&F, Inc..................................  22,896     554,046
#*  Hyundai Corp......................................  33,284     684,656
*   Hyundai Department Store Co., Ltd.................  64,089   6,867,165
*   Hyundai Development Co-Engineering & Construction. 227,008   8,627,084
#*  Hyundai Elevator Co., Ltd.........................  58,620   2,403,988
*   Hyundai Engineering & Construction Co., Ltd....... 266,825   8,231,154
#*  Hyundai Engineering Plastics Co., Ltd............. 111,713     887,606
#*  Hyundai Glovis Co., Ltd...........................  42,897   7,363,830
#*  Hyundai Greenfood Co., Ltd........................ 101,334   1,919,547
#*  Hyundai Heavy Industries Co., Ltd................. 101,252   7,872,554
*   Hyundai Home Shopping Network Corp................  24,208   2,264,428

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
*   Hyundai Hy Communications & Networks Co., Ltd..... 188,302 $   492,567
#*  Hyundai Livart Furniture Co., Ltd.................  44,979   1,463,530
*   Hyundai Marine & Fire Insurance Co., Ltd.......... 314,544   8,516,194
#*  Hyundai Merchant Marine Co., Ltd.................. 152,070     365,101
#*  Hyundai Mipo Dockyard Co., Ltd....................  25,099   1,537,734
*   Hyundai Mobis Co., Ltd............................ 153,167  33,275,686
#   Hyundai Motor Co.................................. 364,834  40,909,773
#*  Hyundai Rotem Co., Ltd............................  17,505     178,580
#*  Hyundai Securities Co., Ltd....................... 754,606   3,415,294
    Hyundai Steel Co.................................. 330,396  13,580,862
#*  Hyundai Wia Corp..................................  82,317   7,303,810
*   Hyunjin Materials Co., Ltd........................  97,480     114,755
#*  HyVision System, Inc..............................  53,429     403,663
*   i-SENS, Inc.......................................     703      22,692
#*  ICD Co., Ltd......................................  57,931     349,994
#*  Il Dong Pharmaceutical Co., Ltd...................  32,753     789,800
#*  Iljin Display Co., Ltd............................  39,098     155,710
#*  Iljin Electric Co., Ltd........................... 112,942     431,631
#*  Iljin Holdings Co., Ltd........................... 106,697   1,044,643
#*  Iljin Materials Co., Ltd..........................  42,433     426,806
#*  Ilshin Spinning Co., Ltd..........................   7,040     864,639
#*  Ilsung Pharmaceuticals Co., Ltd...................   3,008     279,777
#*  IM Co., Ltd.......................................  67,915     216,016
#*  iMarketKorea, Inc.................................  58,045   1,070,978
#*  iMBC Co., Ltd.....................................  28,170     104,374
*   InBody Co., Ltd...................................  33,151   1,513,307
#*  Industrial Bank of Korea.......................... 682,187   6,600,449
*   Infinitt Healthcare Co., Ltd......................   5,286      43,084
#*  Infopia Co., Ltd..................................  28,185     151,868
#*  Infraware, Inc....................................  74,425     294,941
#*  InkTec Co., Ltd...................................  37,888     189,496
#*  Innochips Technology, Inc.........................  34,587     258,322
#*  InnoWireless, Inc.................................  22,924     174,903
#*  Innox Corp........................................  77,404     804,812
#*  Insun ENT Co., Ltd................................ 171,874     892,461
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................  24,187     361,211
#*  Interflex Co., Ltd................................  64,249     573,627
*   Intergis Co., Ltd.................................  13,600      32,552
#*  Interojo Co., Ltd.................................  20,167     743,494
#*  Interpark Holdings Corp........................... 179,737   1,629,304
    INTOPS Co., Ltd...................................  39,428     647,798
*   Inzi Controls Co., Ltd............................  44,490     184,239
#*  INZI Display Co., Ltd............................. 124,958     161,439
#*  Iones Co., Ltd....................................  10,817     209,545
*   IS Dongseo Co., Ltd...............................  49,570   1,543,183
    ISC Co., Ltd......................................     774      15,341
#*  ISU Chemical Co., Ltd.............................  67,318     537,911
#*  IsuPetasys Co., Ltd............................... 204,745     774,501
#*  Jahwa Electronics Co., Ltd........................  84,724   1,120,975
#*  JB Financial Group Co., Ltd....................... 480,453   2,076,275
*   Jcontentree Corp.................................. 261,137   1,215,640
#*  Jeil Pharmaceutical Co............................  24,100     776,358
*   Jeil Savings Bank.................................   3,200          --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#*  Jeju Semiconductor Corp...........................  17,353 $    70,818
#*  Jenax, Inc........................................  23,951     343,057
*   Jinro Distillers Co., Ltd.........................  10,312     267,498
#*  Jinsung T.E.C.....................................  50,070     222,187
*   JLS Co., Ltd......................................   7,182      38,776
*   Joymax Co., Ltd...................................  12,470     102,587
#*  Jusung Engineering Co., Ltd....................... 134,948     897,760
#*  JVM Co., Ltd......................................  15,824     692,561
#*  JW Holdings Corp.................................. 160,063   1,227,198
#*  JW Pharmaceutical Corp............................  52,216   1,831,985
*   JYP Entertainment Corp............................   4,872      18,449
#*  Kakao Corp........................................  23,637   2,174,513
*   Kangnam Jevisco Co., Ltd..........................  20,884     611,334
*   Kangwon Land, Inc................................. 182,706   6,310,771
#*  KB Capital Co., Ltd...............................  59,675     947,942
#*  KB Financial Group, Inc........................... 527,260  13,487,217
*   KB Financial Group, Inc. ADR...................... 460,499  11,586,155
#*  KB Insurance Co., Ltd............................. 266,492   6,635,272
#*  KC Cottrell Co., Ltd..............................  23,085     116,378
#*  KC Green Holdings Co., Ltd........................  73,974     488,275
#*  KC Tech Co., Ltd..................................  92,523     912,559
#   KCC Corp..........................................  19,339   7,118,642
*   KCO Energy, Inc...................................      70          --
#*  KCP Co., Ltd......................................  70,800   1,290,385
#*  KEC Corp.......................................... 359,677     303,180
#*  KEPCO Engineering & Construction Co., Inc.........  35,273     861,375
*   KEPCO Plant Service & Engineering Co., Ltd........  76,893   6,412,084
#*  Keyang Electric Machinery Co., Ltd................ 126,005     498,758
#*  KEYEAST Co., Ltd.................................. 204,210     582,628
#*  KG Chemical Corp..................................  50,978     606,071
*   KG Eco Technology Service Co., Ltd................  10,238      24,100
#*  KGMobilians Co., Ltd..............................  43,631     431,441
#*  KH Vatec Co., Ltd.................................  94,103   1,524,412
    Kia Motors Corp................................... 661,264  25,106,790
*   KISCO Corp........................................  20,725     644,394
*   KISCO Holdings Co., Ltd...........................   2,565     127,921
#   Kishin Corp.......................................  42,990     223,516
#*  KISWIRE, Ltd......................................  41,268   1,233,338
#*  KIWOOM Securities Co., Ltd........................  49,357   2,282,449
*   KMH Co., Ltd......................................  54,441     371,674
#*  KMW Co., Ltd......................................  57,687     384,982
#*  Koentec Co., Ltd.................................. 245,255     485,186
#*  Koh Young Technology, Inc.........................  57,905   1,773,922
#   Kolao Holdings....................................  70,184     584,186
#*  Kolon Corp........................................  30,885   1,922,450
*   Kolon Global Corp.................................  31,812     376,030
#*  Kolon Industries, Inc............................. 116,412   5,787,476
#*  Kolon Life Science, Inc...........................  28,284   5,228,329
#*  Komipharm International Co., Ltd..................  23,535     809,373
#*  KONA I Co., Ltd...................................  69,895   1,645,660
#*  Kook Soon Dang Brewery Co., Ltd...................  75,718     470,618
#*  Korea Aerospace Industries, Ltd................... 127,625   7,620,743
*   Korea Airport Service Co., Ltd....................   1,131      30,012

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
*   Korea Alcohol Industrial Co., Ltd.................   6,066 $    34,219
#   Korea Cast Iron Pipe Industries Co., Ltd..........   7,454      68,272
#*  Korea Circuit Co., Ltd............................  62,768     583,536
#*  Korea District Heating Corp.......................  17,297     861,425
*   Korea Electric Power Corp......................... 247,906  10,882,640
*   Korea Electric Power Corp. Sponsored ADR.......... 494,306  10,775,871
#   Korea Electric Terminal Co., Ltd..................  31,221   2,613,686
#*  Korea Electronic Certification Authority, Inc.....   7,540      54,422
#*  Korea Electronic Power Industrial Development
      Co., Ltd........................................  86,951     330,407
#*  Korea Export Packaging Industrial Co., Ltd........  11,810     186,657
*   Korea Flange Co., Ltd.............................  30,363     320,895
*   Korea Gas Corp.................................... 115,557   3,625,881
#*  Korea Information & Communications Co, Ltd........  77,904     832,975
*   Korea Investment Holdings Co., Ltd................ 197,759   7,737,283
#*  Korea Kolmar Co., Ltd.............................  37,476   3,194,125
#*  Korea Kolmar Holdings Co., Ltd....................  27,643   1,367,556
#*  Korea Line Corp...................................  34,892     504,566
#*  Korea Petrochemical Ind Co., Ltd..................  21,459   3,602,374
#*  Korea United Pharm, Inc...........................  50,469     831,791
#*  Korea Zinc Co., Ltd...............................  22,273   8,131,149
*   Korean Air Lines Co., Ltd.........................  34,159     710,618
*   Korean Reinsurance Co............................. 570,620   6,337,468
#   Kortek Corp.......................................  59,684     581,485
    KPX Chemical Co., Ltd.............................   7,243     272,626
#*  KR Motors Co., Ltd................................ 360,460     361,700
*   KSCB Co., Ltd.....................................   6,588      32,986
    KT Corp........................................... 152,625   3,518,966
#*  KT Corp. Sponsored ADR............................ 309,798   3,816,711
*   KT Hitel Co., Ltd.................................  45,597     336,062
    KT Skylife Co., Ltd............................... 122,364   1,538,205
    KT&G Corp......................................... 218,578  18,929,750
#*  KTB Investment & Securities Co., Ltd.............. 334,909     630,832
    Kukdo Chemical Co., Ltd...........................  24,169   1,221,774
*   Kukdong Oil & Chemicals Co., Ltd..................   2,389      71,603
#*  Kumho Electric Co., Ltd...........................  20,072     207,435
*   Kumho Industrial Co., Ltd.........................   1,414      13,063
#*  Kumho Petrochemical Co., Ltd......................  38,059   1,621,024
#*  Kumho Tire Co., Inc............................... 510,785   2,674,754
#*  Kumkang Kind Co., Ltd.............................  11,954     344,934
*   Kwang Dong Pharmaceutical Co., Ltd................ 169,964   1,769,072
#*  Kwang Myung Electric Engineering Co., Ltd......... 213,320     380,277
#*  Kwangju Bank......................................  95,372     593,401
#*  Kyeryong Construction Industrial Co., Ltd.........  21,112     160,865
#*  Kyobo Securities Co., Ltd......................... 122,869     914,373
#*  Kyung Dong Navien Co., Ltd........................  28,390     697,714
#*  Kyung-In Synthetic Corp........................... 102,540     293,053
*   Kyungbang, Ltd....................................   4,769     795,361
#*  Kyungchang Industrial Co., Ltd.................... 101,711     464,498
#*  KyungDong City Gas Co., Ltd.......................  10,611     680,644
#*  Kyungdong Pharm Co., Ltd..........................  32,976     515,482
#   L&F Co., Ltd......................................  43,180     284,750
#*  LB Semicon, Inc................................... 171,662     197,518
#   LEENO Industrial, Inc.............................  49,719   1,613,402

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#*  LF Corp...........................................   103,489 $ 2,245,966
    LG Chem, Ltd......................................   101,629  25,430,674
*   LG Corp...........................................   252,643  15,632,578
    LG Display Co., Ltd...............................   904,081  16,616,479
*   LG Display Co., Ltd. ADR..........................   839,745   7,599,692
#   LG Electronics, Inc...............................   609,868  29,734,731
#   LG Hausys, Ltd....................................    38,908   3,865,211
    LG Household & Health Care, Ltd...................    23,769  19,814,244
#   LG Innotek Co., Ltd...............................    81,849   5,683,703
#*  LG International Corp.............................   170,150   4,423,382
#*  LG Life Sciences, Ltd.............................    35,554   2,083,183
    LG Uplus Corp..................................... 1,225,034   9,935,300
*   LIG Invenia Co., Ltd..............................    14,255      43,548
#*  LMS Co., Ltd......................................    35,029     266,187
#*  Lock&Lock Co., Ltd................................    85,736     926,088
*   Loen Entertainment, Inc...........................     1,134      75,282
#*  Lotte Chemical Corp...............................    48,582  11,299,132
#*  Lotte Chilsung Beverage Co., Ltd..................     3,656   6,657,380
#*  Lotte Food Co., Ltd...............................     3,536   2,801,935
#*  LOTTE Himart Co., Ltd.............................    42,730   2,018,186
#*  Lotte Non-Life Insurance Co., Ltd.................   278,639     640,075
#*  Lotte Shopping Co., Ltd...........................    26,909   5,353,030
#*  LS Corp...........................................    90,304   2,842,183
*   LS Industrial Systems Co., Ltd....................    73,444   2,506,926
#*  Lumens Co., Ltd...................................   295,120   1,286,907
#   Macquarie Korea Infrastructure Fund............... 1,360,344   9,272,055
#*  Macrogen, Inc.....................................    18,455     574,843
#*  Maeil Dairy Industry Co., Ltd.....................    35,762   1,224,202
#*  Mando Corp........................................    37,915   5,420,961
*   Mcnex Co., Ltd....................................     1,526      35,854
#*  MDS Technology Co., Ltd...........................     8,868     163,302
#*  Medifron DBT Co., Ltd.............................    42,172     127,684
#*  Medipost Co., Ltd.................................    10,285     814,190
#   Medy-Tox, Inc.....................................    23,285  10,112,367
#*  MegaStudy Co., Ltd................................    16,780     542,509
#*  MegaStudyEdu Co., Ltd.............................     8,879     431,992
#*  Melfas, Inc.......................................   109,335     505,838
#*  Meritz Finance Group, Inc.........................   204,968   2,117,362
#*  Meritz Fire & Marine Insurance Co., Ltd...........   407,356   5,099,037
*   Meritz Securities Co., Ltd........................ 1,249,801   3,864,533
*   Mi Chang Oil Industrial Co., Ltd..................     2,230     145,776
#*  Mirae Asset Securities Co., Ltd...................   358,241   5,687,663
#*  Mirae Corp........................................ 1,324,718     451,883
*   Miwon Chemicals Co., Ltd..........................     1,485      54,540
*   Miwon Commercial Co., Ltd.........................       456      66,922
*   Miwon Specialty Chemical Co., Ltd.................       988     252,106
#*  MK Electron Co., Ltd..............................    54,073     277,735
#*  MNTech Co., Ltd...................................    89,667     370,928
#*  Modetour Network, Inc.............................    37,426   1,002,688
#*  Monalisa Co., Ltd.................................    28,400      91,970
*   Moorim P&P Co., Ltd...............................   166,822     591,156
#*  Moorim Paper Co., Ltd.............................   138,111     330,825
#*  Motonic Corp......................................    49,880     417,085

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#*  Muhak Co., Ltd....................................  25,960 $   662,907
#*  Namhae Chemical Corp..............................  74,017     582,291
#*  Namsun Aluminum Co., Ltd.......................... 195,881     185,271
#*  Namyang Dairy Products Co., Ltd...................   1,115     707,135
*   Nanos Co., Ltd....................................   1,495       9,651
#*  Naturalendo Tech Co., Ltd.........................  44,220     677,778
    NAVER Corp........................................  60,144  31,712,104
#   NCSoft Corp.......................................  44,773   8,814,227
#*  Neowiz Games Corp.................................  66,814     909,081
*   NEOWIZ HOLDINGS Corp..............................  29,940     366,438
#*  NEPES Corp........................................ 140,292     656,894
*   Nexen Corp........................................  20,820   1,237,338
#*  Nexen Tire Corp................................... 226,107   2,174,343
#*  Nexolon Co., Ltd..................................  31,972      22,303
#*  Nexon GT Co., Ltd.................................  83,827     787,789
#*  NH Investment & Securities Co., Ltd............... 635,064   5,119,983
#*  NHN Entertainment Corp............................  29,120   1,174,394
#*  NICE Holdings Co., Ltd............................  66,523   1,155,195
#*  NICE Information Service Co., Ltd................. 190,086   1,542,149
#*  NK Co., Ltd....................................... 107,504     608,696
#*  Nong Shim Holdings Co., Ltd.......................   9,972   1,366,928
#   Nong Woo Bio Co., Ltd.............................  14,772     284,926
#   NongShim Co., Ltd.................................   8,543   3,339,725
#*  Noroo Holdings Co., Ltd...........................   9,220     180,413
#*  NOROO Paint & Coatings Co., Ltd...................  57,865     562,615
*   NPC...............................................  83,760     522,733
#*  OCI Co., Ltd......................................  75,209   4,207,314
#*  OCI Materials Co., Ltd............................  32,495   3,036,139
*   Opto Device Technology Co., Ltd...................   2,808      17,586
#*  OPTRON-TEC, Inc................................... 104,824     537,275
#*  Orientbio, Inc.................................... 408,758     527,200
*   Orion Corp........................................  10,453   9,030,995
#*  OSANGJAIEL Co., Ltd...............................  35,202     291,332
*   Osstem Implant Co., Ltd...........................  45,559   3,158,669
#*  Osung LST Co., Ltd................................  19,853      12,190
#*  Ottogi Corp.......................................   3,996   4,726,773
*   Pan Ocean Co., Ltd................................  23,092      59,289
#*  Pan-Pacific Co., Ltd.............................. 124,265     441,892
    Pang Rim Co., Ltd.................................   5,145     105,568
#*  PaperCorea, Inc................................... 715,781     433,820
#*  Paradise Co., Ltd................................. 102,191   1,276,958
#   Partron Co., Ltd.................................. 322,056   2,927,384
*   Paru Co., Ltd.....................................  35,068     163,675
#*  Pharmicell Co., Ltd............................... 148,323     580,704
#   POSCO.............................................  31,634   4,741,568
    POSCO ADR......................................... 507,145  18,810,008
#   POSCO Chemtech Co., Ltd...........................  98,650     981,511
    POSCO Coated & Color Steel Co., Ltd...............   3,334      51,191
#*  Posco ICT Co., Ltd................................ 231,679     888,387
#   Posco M-Tech Co., Ltd.............................  96,658     192,386
#*  Posco Plantec Co., Ltd............................  39,661      32,155
#*  Power Logics Co., Ltd............................. 152,357     450,697
#*  PSK, Inc..........................................  57,512     409,646

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
SOUTH KOREA -- (Continued)
#*  Pulmuone Co., Ltd.................................   6,402 $  1,045,495
#*  Pyeong Hwa Automotive Co., Ltd....................  76,900      829,389
#*  Redrover Co., Ltd.................................  26,539      199,419
*   Reyon Pharmaceutical Co., Ltd.....................  10,903      366,460
#*  RFsemi Technologies, Inc..........................  20,093      125,144
#*  RFTech Co., Ltd...................................  51,342      293,232
#*  Romanson Co., Ltd.................................  27,489      237,998
#*  S&C Engine Group, Ltd............................. 242,943      349,748
#*  S&T Corp..........................................   9,037      174,398
#*  S&T Dynamics Co., Ltd............................. 156,145    1,639,928
    S&T Holdings Co., Ltd.............................  33,942      861,746
*   S&T Motiv Co., Ltd................................  44,265    3,131,072
#   S-1 Corp..........................................  45,985    3,922,323
*   S-Connect Co., Ltd................................  10,611       13,590
#*  S-Energy Co., Ltd.................................  46,917      275,228
#*  S-MAC Co., Ltd....................................  97,200      244,060
#   S-Oil Corp........................................ 109,567    7,213,553
#*  Saeron Automotive Corp............................   3,180       21,223
#*  Sajo Industries Co., Ltd..........................  14,513      756,118
*   Sam Young Electronics Co., Ltd....................  52,430      489,789
#*  Sam Yung Trading Co., Ltd.........................  41,323      769,418
#*  Samchully Co., Ltd................................  14,078    1,088,237
*   Samchuly Bicycle Co., Ltd.........................     957       15,902
#*  Samho Development Co., Ltd........................  62,740      178,611
*   Samho International Co., Ltd......................  10,561      138,757
#*  SAMHWA Paints Industrial Co., Ltd.................  42,710      414,794
#*  Samick Musical Instruments Co., Ltd............... 283,360      727,999
#   Samick THK Co., Ltd...............................  54,384      407,839
#*  Samjin Pharmaceutical Co., Ltd....................  51,035    1,156,437
#   Samkwang Glass....................................  10,452      754,017
#*  Samlip General Foods Co., Ltd.....................  12,050    3,245,071
#   Samsung C&T Corp.................................. 167,554   21,115,610
#   Samsung Card Co., Ltd.............................  43,208    1,376,862
*   Samsung Climate Control Co., Ltd..................   4,190       35,245
#   Samsung Electro-Mechanics Co., Ltd................ 242,359   11,252,376
    Samsung Electronics Co., Ltd...................... 369,532  357,504,533
#*  Samsung Engineering Co., Ltd......................  67,263      715,245
#   Samsung Fine Chemicals Co., Ltd................... 126,144    3,992,573
    Samsung Fire & Marine Insurance Co., Ltd.......... 119,485   29,825,792
#*  Samsung Heavy Industries Co., Ltd................. 601,450    5,298,768
#   Samsung Life Insurance Co., Ltd................... 142,020   13,081,003
    Samsung SDI Co., Ltd.............................. 136,087   10,766,672
#*  Samsung Securities Co., Ltd....................... 250,064    7,955,374
#*  SAMT Co., Ltd.....................................  98,047      150,034
#*  Samwha Capacitor Co., Ltd.........................  11,760      115,472
*   Samyang Corp......................................   4,077      389,466
#*  Samyang Foods Co., Ltd............................  19,150      395,265
#*  Samyang Holdings Corp.............................  21,526    3,195,701
#*  Samyang Tongsang Co., Ltd.........................   6,139      225,135
#*  Samyoung Chemical Co., Ltd........................ 158,910      235,812
#*  Sangbo Corp.......................................  80,289      218,197
#*  Sansung Life & Science Co., Ltd...................  20,816      496,245
#*  Sapphire Technology Co., Ltd......................  24,410      138,350

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#   Satrec Initiative Co., Ltd........................     8,977 $   193,881
#*  SAVEZONE I&C CORP.................................    72,048     315,305
*   SBI Investment Korea Co., Ltd.....................    23,452      10,248
*   SBS Contents Hub Co., Ltd.........................    27,908     311,742
#*  SBS Media Holdings Co., Ltd.......................   264,240     780,891
#*  SBW...............................................   117,987     183,037
*   Seah Besteel Corp.................................    99,901   2,116,974
*   SeAH Holdings Corp................................     3,991     469,926
#*  SeAH Steel Corp...................................    21,457     904,564
#*  Sebang Co., Ltd...................................    62,169     789,546
#*  Seegene, Inc......................................    32,732   1,059,208
#*  Sejong Industrial Co., Ltd........................    72,784     580,604
*   Sekonix Co., Ltd..................................     1,840      24,247
#*  Sempio Foods Co...................................     7,875     323,291
#*  Seobu T&D.........................................    60,550   1,019,335
#*  Seohan Co., Ltd...................................   251,092     355,011
#*  Seohee Construction Co., Ltd...................... 1,041,586     871,150
#*  Seoul Semiconductor Co., Ltd......................   185,172   2,421,854
#*  SEOWONINTECH Co., Ltd.............................    66,219     575,244
#*  Seoyon Co., Ltd...................................    91,541     896,844
*   Seshin Co., Ltd...................................     2,000          --
#*  Sewon Cellontech Co., Ltd.........................   131,412     402,421
    Sewon Precision Industry Co., Ltd.................     3,885      65,016
#*  SEWOONMEDICAL Co., Ltd............................    98,123     408,881
#*  SFA Engineering Corp..............................    36,376   1,617,321
#*  SG Corp...........................................   827,592     807,580
#*  SH Energy & Chemical Co., Ltd.....................   428,820     476,491
#*  Shin Poong Pharmaceutical Co., Ltd................   148,580     643,704
*   Shinhan Financial Group Co., Ltd..................   481,695  15,569,766
#*  Shinhan Financial Group Co., Ltd. ADR.............   333,226  10,643,238
#*  Shinil Industrial Co., Ltd........................   214,068     202,282
    Shinsegae Co., Ltd................................    33,028   5,884,073
    Shinsegae Engineering & Construction Co., Ltd.....       371      13,614
    Shinsegae Information & Communication Co., Ltd....     4,620     403,016
#   Shinsegae International, Inc......................     9,167     699,256
#*  Shinsung Solar Energy Co., Ltd....................   265,001     402,836
#*  Shinsung Tongsang Co., Ltd........................   565,911     630,143
*   Shinwha Intertek Corp.............................    40,590      68,145
#*  Shinwon Corp......................................   185,661     273,409
#   Shinyoung Securities Co., Ltd.....................    11,600     480,386
*   SHOWBOX Corp......................................    23,664     169,637
#*  Signetics Corp....................................   278,865     369,011
#*  SIGONG TECH Co., Ltd..............................    47,535     247,709
#*  Silicon Works Co., Ltd............................    54,865   1,290,448
#*  Silla Co., Ltd....................................    38,481     471,244
#*  SIMMTECH HOLDINGS Co., Ltd........................   297,091     547,551
#*  SIMPAC, Inc.......................................    86,733     391,134
#*  Sindoh Co., Ltd...................................     8,629     357,328
*   SJM Co., Ltd......................................    42,434     210,732
#*  SK Chemicals Co., Ltd.............................    93,584   6,308,210
#*  SK Communications Co., Ltd........................    88,183     263,725
#*  SK Gas, Ltd.......................................    26,212   1,593,424
*   SK Holdings Co., Ltd..............................   128,173  25,350,531

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
    SK Hynix, Inc..................................... 1,464,740 $33,807,682
*   SK Innovation Co., Ltd............................   160,514  17,738,972
#*  SK Networks Co., Ltd..............................   773,442   3,540,174
#*  SK Securities Co., Ltd............................ 1,803,091   1,605,636
    SK Telecom Co., Ltd...............................    23,139   4,058,869
#*  SKC Co., Ltd......................................   128,808   3,354,695
*   SL Corp...........................................    96,445   1,416,355
#*  SM Culture & Contents Co., Ltd....................    37,934      84,073
#*  SM Entertainment Co...............................    81,560   2,966,208
#*  Solborn, Inc......................................    69,633     329,341
*   Solco Biomedical Co., Ltd.........................   219,860     221,278
#*  Solid, Inc........................................    61,968     329,646
#*  Songwon Industrial Co., Ltd.......................    95,306   1,196,503
#*  Sonokong Co., Ltd.................................    33,218     129,353
#*  Soosan Heavy Industries Co., Ltd..................    11,350      22,128
#*  Soulbrain Co., Ltd................................    52,218   1,659,277
*   Ssangyong Cement Industrial Co., Ltd..............   131,635   1,875,544
#*  STS Semiconductor & Telecommunications............   261,729     497,794
#*  STX Corp..........................................     8,168      20,700
*   STX Engine Co., Ltd...............................    14,176      62,573
#   Suheung Co., Ltd..................................    28,557     895,361
*   Sun Kwang Co., Ltd................................     8,392     127,889
#*  Sunchang Corp.....................................    38,254     378,140
#*  Sung Kwang Bend Co., Ltd..........................   135,553   1,000,352
#*  Sungchang Enterprise Holdings, Ltd................    35,922   1,201,950
*   Sungshin Cement Co., Ltd..........................   111,863     763,191
#*  Sungwoo Hitech Co., Ltd...........................   228,731   1,583,048
#*  Sunjin Co., Ltd...................................    25,013     588,439
#*  Sunny Electronics Corp............................    43,610     192,701
#*  Suprema HQ, Inc...................................    39,148     532,248
#*  Synopex, Inc......................................   294,929     382,746
#*  Tae Kyung Industrial Co., Ltd.....................    73,750     317,616
*   Taekwang Industrial Co., Ltd......................     2,206   1,830,564
#*  Taewoong Co., Ltd.................................    64,419     739,277
#*  Taeyoung Engineering & Construction Co., Ltd......   269,140   1,082,949
#*  Taihan Electric Wire Co., Ltd.....................    85,351     221,048
*   Taihan Textile Co., Ltd...........................       279      12,830
#*  Tailim Packaging Industrial Co., Ltd..............   188,553     465,150
#*  TechWing, Inc.....................................    31,728     231,784
*   Tera Semicon Co., Ltd.............................     1,578      34,483
#   TES Co., Ltd......................................    20,962     248,632
#*  Theragen Etex Co., Ltd............................    15,468      89,321
#*  Thinkware Systems Corp............................     6,722      72,749
#*  TK Chemical Corp..................................   307,226     595,487
#   TK Corp...........................................    67,673     478,984
*   Tokai Carbon Korea Co., Ltd.......................     2,528      57,670
*   Tong Yang Moolsan Co., Ltd........................    20,210     191,561
*   Tongyang Life Insurance Co, Ltd...................   262,087   2,239,858
#*  Top Engineering Co., Ltd..........................    38,860     179,057
#*  Toptec Co., Ltd...................................    34,472     780,263
#   Tovis Co., Ltd....................................    75,091     479,770
#*  Trais Co., Ltd....................................    52,841     128,824
*   TS Corp...........................................    27,900     528,985

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
*   UBCare Co., Ltd...................................    49,822 $      171,173
#*  Ubiquoss, Inc.....................................    67,761        673,047
#*  Ubivelox, Inc.....................................    14,683        153,890
#*  Uju Electronics Co., Ltd..........................    41,344        554,798
#*  Unid Co., Ltd.....................................    32,102      1,131,544
#*  Uniquest Corp.....................................    45,800        126,871
#*  Unison Co., Ltd...................................   139,623        171,195
#*  Value Added Technologies Co., Ltd.................    43,648      1,763,980
*   Very Good Leisure Co., Ltd........................     4,603         38,119
#*  Vieworks Co., Ltd.................................    33,872      1,418,997
#*  Visang Education, Inc.............................    29,286        195,861
#*  Webzen, Inc.......................................    55,893      1,073,002
#*  WeMade Entertainment Co., Ltd.....................    15,666        523,615
*   Whanin Pharmaceutical Co., Ltd....................    42,680        728,027
#   WillBes & Co. (The)...............................   419,886        758,331
*   Winix, Inc........................................     3,686         36,509
#   WiSoL Co., Ltd....................................   100,710      1,217,795
#*  WIZIT Co., Ltd....................................    81,530         98,597
#*  WONIK CUBE Corp...................................    46,904        109,553
#*  Wonik IPS Co., Ltd................................   253,415      2,256,700
#*  Wonik Materials Co., Ltd..........................     5,283        286,066
*   Wonik QnC Corp....................................       694          9,702
*   Woojeon & Handan Co., Ltd.........................    85,588         74,430
*   Woongjin Co., Ltd.................................    49,543        124,655
#*  Woongjin Energy Co., Ltd..........................   261,630        358,967
#*  Woongjin Thinkbig Co., Ltd........................   113,582      1,138,834
#*  Wooree ETI Co., Ltd...............................   159,312        382,555
    Woori Bank........................................   868,891      6,422,409
    Woori Bank Sponsored ADR..........................     1,525         33,565
#*  Woori Investment Bank Co., Ltd.................... 2,090,065        902,465
#*  WooSung Feed Co., Ltd.............................    85,910        246,229
#*  Y G-1 Co., Ltd....................................    57,143        499,428
*   YeaRimDang Publishing Co., Ltd....................     4,059         13,909
*   YESCO Co., Ltd....................................    12,998        384,057
#*  YG Entertainment, Inc.............................    42,864      1,573,806
*   Yoosung Enterprise Co., Ltd.......................   155,924        475,588
#*  Youlchon Chemical Co., Ltd........................    50,348        478,902
*   Young Heung Iron & Steel Co., Ltd.................   174,829        341,065
#*  Young Poong Corp..................................     2,336      1,861,432
*   Young Poong Precision Corp........................    88,170        599,480
#*  Youngone Corp.....................................    81,769      3,498,740
#*  Youngone Holdings Co., Ltd........................    26,568      1,536,181
#*  Yuanta Securities Korea Co., Ltd..................   204,975        539,091
*   Yuhan Corp........................................    19,745      5,521,773
*   YuHwa Securities Co., Ltd.........................     4,830         59,890
#*  Yungjin Pharmaceutical Co., Ltd...................   265,384        569,689
                                                                 --------------
TOTAL SOUTH KOREA.....................................            1,995,043,678
                                                                 --------------
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd........................ 1,377,465      1,460,029
#   Ability Enterprise Co., Ltd....................... 1,867,974      1,106,494
#   AcBel Polytech, Inc............................... 2,441,468      1,765,394
    Accton Technology Corp............................ 2,604,369      2,674,603

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#*  Acer, Inc......................................... 17,120,595 $ 5,941,226
#   ACES Electronic Co., Ltd..........................    621,000     555,768
    ACHEM TECHNOLOGY Corp.............................  1,675,264     538,093
#*  Acme Electronics Corp.............................    270,481     119,424
#   Acter Co., Ltd....................................    260,000     618,074
*   Action Electronics Co., Ltd.......................    920,977     102,608
#   Actron Technology Corp............................    491,200   1,746,154
    Addcn Technology Co., Ltd.........................      7,800      59,734
#   Adlink Technology, Inc............................    656,107   1,370,393
#   Advanced Ceramic X Corp...........................    368,000   2,143,398
#*  Advanced Connectek, Inc...........................  1,426,000     277,453
    Advanced International Multitech Co., Ltd.........    635,000     349,199
#   Advanced Semiconductor Engineering, Inc........... 16,368,750  17,582,818
    Advanced Semiconductor Engineering, Inc. ADR......    817,172   4,371,870
#   Advanced Wireless Semiconductor Co................  1,092,000   2,631,991
#   Advancetek Enterprise Co., Ltd....................    872,896     437,616
#   Advantech Co., Ltd................................    770,087   4,625,568
#*  AGV Products Corp.................................  3,608,407     873,640
*   AimCore Technology Co., Ltd.......................    310,402     170,767
#   Airtac International Group........................    543,714   2,590,960
    Alcor Micro Corp..................................    463,000     267,368
#   ALI Corp..........................................  2,333,000   1,685,520
#   Allis Electric Co., Ltd...........................    329,000      79,242
#   Alltek Technology Corp............................    331,142     252,880
#   Alltop Technology Co., Ltd........................    137,000     115,534
#   Alpha Networks, Inc...............................  2,510,100   1,191,843
#   Altek Corp........................................  2,071,159   1,616,701
#   Ambassador Hotel (The)............................  1,667,000   1,332,680
#   AMICCOM Electronics Corp..........................     43,690      44,048
    AMPOC Far-East Co., Ltd...........................    622,567     395,744
#   AmTRAN Technology Co., Ltd........................  5,263,944   2,431,436
#   Anpec Electronics Corp............................    590,448     354,442
#   Apacer Technology, Inc............................    852,918     415,202
    APCB, Inc.........................................    896,000     321,173
#   Apex Biotechnology Corp...........................    674,625     857,749
#   Apex International Co., Ltd.......................    614,808     659,697
#   Apex Medical Corp.................................    365,463     413,094
#   Apex Science & Engineering........................    980,870     275,007
#   Arcadyan Technology Corp..........................  1,108,753   1,258,387
#   Ardentec Corp.....................................  3,285,085   2,143,475
#*  Arima Communications Corp.........................  1,524,153     309,208
#   Asia Cement Corp..................................  7,066,655   5,558,632
#*  Asia Optical Co., Inc.............................  1,955,000   1,828,032
#   Asia Plastic Recycling Holding, Ltd...............  1,066,384     553,325
#   Asia Polymer Corp.................................  2,231,460   1,210,995
#   Asia Vital Components Co., Ltd....................  3,123,864   2,642,536
#   ASMedia Technology, Inc...........................     49,000     308,505
#   ASPEED Technology, Inc............................     23,999     242,103
#   ASROCK, Inc.......................................    208,000     244,952
#   Asustek Computer, Inc.............................  2,396,861  19,431,440
#   Aten International Co., Ltd.......................    615,715   1,262,115
#   AU Optronics Corp................................. 46,832,497  12,178,964
#   AU Optronics Corp. Sponsored ADR..................  1,487,852   3,779,144

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    Audix Corp........................................    557,375 $   538,818
#   Aurora Corp.......................................    418,226     663,928
    AV Tech Corp......................................    201,000     151,826
#   Avermedia Technologies............................  1,223,037     367,989
#*  Avision, Inc......................................  1,034,263     226,587
#   AVY Precision Technology, Inc.....................    289,940     411,694
#   Awea Mechantronic Co., Ltd........................    205,774     191,856
    Bank of Kaohsiung Co., Ltd........................  2,624,319     681,417
    Basso Industry Corp...............................    559,284   1,090,755
#   BenQ Materials Corp...............................  1,332,000     760,555
#   BES Engineering Corp.............................. 10,649,050   1,981,857
#   Bionet Corp.......................................    260,000     254,249
    Bionime Corp......................................     28,000      43,968
*   Biostar Microtech International Corp..............  1,058,712     223,626
#   Bioteque Corp.....................................     93,680     403,004
#   Bizlink Holding, Inc..............................    534,713   2,588,424
#   Boardtek Electronics Corp.........................    951,000     785,578
#   Bright Led Electronics Corp.......................    912,180     253,495
#   C Sun Manufacturing, Ltd..........................    919,740     330,548
*   Cameo Communications, Inc.........................  1,245,116     198,350
    Capital Securities Corp........................... 14,020,210   3,669,988
#   Career Technology MFG. Co., Ltd...................  2,517,000   1,649,958
#*  Carnival Industrial Corp..........................  1,889,000     285,004
    Casetek Holdings, Ltd.............................    116,000     601,884
#   Catcher Technology Co., Ltd.......................  2,582,872  19,217,350
    Cathay Chemical Works.............................     35,000      16,432
#   Cathay Financial Holding Co., Ltd................. 20,133,499  21,988,325
    Cathay Real Estate Development Co., Ltd...........  5,229,000   2,034,369
    Celxpert Energy Corp..............................    108,000      55,460
#*  Center Laboratories, Inc..........................     42,697      84,920
#   Central Reinsurance Co., Ltd......................    700,774     306,767
#   Chailease Holding Co., Ltd........................  1,437,240   2,292,011
#   ChainQui Construction Development Co., Ltd........    425,464     276,212
    Chaintech Technology Corp.........................    205,470     131,638
#*  Champion Building Materials Co., Ltd..............  2,178,390     437,249
    Champion Microelectronic Corp.....................     10,850      13,350
#   Chang Hwa Commercial Bank, Ltd.................... 21,599,335  10,824,096
#   Chang Wah Electromaterials, Inc...................    322,800     769,797
#   Channel Well Technology Co., Ltd..................  1,095,000     707,498
#   Charoen Pokphand Enterprise.......................  1,489,620     991,179
#   Chaun-Choung Technology Corp......................    563,000   2,495,155
#   CHC Resources Corp................................    347,135     618,774
#   Chen Full International Co., Ltd..................    759,000     984,963
#   Chenbro Micom Co., Ltd............................    497,000     587,111
    Cheng Loong Corp..................................  6,092,160   1,995,198
#   Cheng Shin Rubber Industry Co., Ltd...............  7,157,508  11,060,580
#   Cheng Uei Precision Industry Co., Ltd.............  3,537,630   4,532,990
#*  Chenming Mold Industry Corp.......................    311,708     157,313
#   Chia Chang Co., Ltd...............................    919,000     596,197
#   Chia Hsin Cement Corp.............................  2,422,747     656,389
#   Chicony Electronics Co., Ltd......................  2,508,252   5,208,288
#   Chien Kuo Construction Co., Ltd...................  1,874,706     478,602
#   Chilisin Electronics Corp.........................    940,481   1,822,838

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Chime Ball Technology Co., Ltd....................    174,000 $   287,773
#   Chimei Materials Technology Corp..................  1,780,200   1,024,350
    Chin-Poon Industrial Co., Ltd.....................  2,239,617   3,543,322
*   China Airlines, Ltd............................... 16,321,057   5,556,251
    China Bills Finance Corp..........................    371,000     127,323
#   China Chemical & Pharmaceutical Co., Ltd..........  1,958,000   1,128,343
#   China Development Financial Holding Corp.......... 50,457,157  12,064,440
#   China Ecotek Corp.................................    167,000     271,098
*   China Electric Manufacturing Corp.................  1,668,220     363,745
    China General Plastics Corp.......................  2,700,446   1,137,267
    China Glaze Co., Ltd..............................    751,162     225,394
    China Life Insurance Co., Ltd..................... 13,537,110   9,614,620
#*  China Man-Made Fiber Corp.........................  7,151,662   1,758,341
#   China Metal Products..............................  1,904,405   1,446,082
    China Motor Corp..................................  3,316,716   2,106,638
#*  China Petrochemical Development Corp.............. 18,681,325   4,478,844
#   China Steel Chemical Corp.........................    688,998   2,234,005
#   China Steel Corp.................................. 30,107,440  16,094,312
#   China Steel Structure Co., Ltd....................    633,000     361,081
    China Synthetic Rubber Corp.......................  3,472,541   2,400,416
*   China United Trust & Investment Corp..............     50,053          --
    China Wire & Cable Co., Ltd.......................    742,400     271,029
#*  Chinese Gamer International Corp..................    150,000     176,764
    Chinese Maritime Transport, Ltd...................    729,460     445,174
#   Chipbond Technology Corp..........................  3,448,000   4,889,526
#   ChipMOS TECHNOLOGIES, Inc.........................    266,216     252,165
#   Chlitina Holding, Ltd.............................    122,000   1,202,628
#   Chong Hong Construction Co., Ltd..................  1,144,739   1,473,501
#   Chroma ATE, Inc...................................  1,333,705   2,648,050
#   Chun YU Works & Co., Ltd..........................  1,435,000     597,472
#   Chun Yuan Steel...................................  2,425,177     644,217
*   Chung Hung Steel Corp.............................  5,817,926     900,398
    Chung Hwa Pulp Corp...............................  3,100,308     853,592
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................  2,827,500   1,443,757
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd....    212,000     261,969
#*  Chunghwa Picture Tubes, Ltd....................... 15,894,759     354,485
    Chunghwa Telecom Co., Ltd.........................  4,284,000  13,273,045
#   Chunghwa Telecom Co., Ltd. ADR....................    410,179  12,764,770
#   Chyang Sheng Dyeing & Finishing Co., Ltd..........    667,000     323,311
#   Cleanaway Co., Ltd................................    437,000   2,175,193
    Clevo Co..........................................  2,499,482   2,374,069
*   CMC Magnetics Corp................................ 15,572,032   1,525,981
#*  CoAsia Microelectronics Corp......................    783,400     450,117
    Coland Holdings, Ltd..............................     38,000      59,706
    Collins Co., Ltd..................................    316,060     106,599
#   Compal Electronics, Inc........................... 25,050,560  14,588,198
#   Compeq Manufacturing Co., Ltd.....................  9,113,000   5,246,748
*   Concord Securities Co., Ltd.......................  2,948,000     616,263
*   Continental Holdings Corp.........................  3,407,250     982,060
    Coretronic Corp...................................  4,092,250   3,216,075
    Cowealth Medical Holding Co., Ltd.................     16,319      25,933
#   Coxon Precise Industrial Co., Ltd.................  1,023,000   1,387,316
#   Creative Sensor, Inc..............................    389,000     250,063

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Crystalwise Technology, Inc.......................    910,585 $   286,643
#   CSBC Corp. Taiwan.................................  3,226,150   1,443,205
#   CTBC Financial Holding Co., Ltd................... 52,116,714  24,478,796
#   CTCI Corp.........................................  2,414,896   2,676,720
#   Cub Elecparts, Inc................................    209,162   2,404,830
#   CviLux Corp.......................................    568,672     384,206
#   Cyberlink Corp....................................    475,504     975,080
#   CyberPower Systems, Inc...........................    235,000     822,465
#   CyberTAN Technology, Inc..........................  1,591,873   1,020,921
#*  D-Link Corp.......................................  5,124,758   1,600,686
#   DA CIN Construction Co., Ltd......................  1,034,809     447,663
#   Da-Li Development Co., Ltd........................    678,012     391,309
    Dafeng TV, Ltd....................................    262,320     395,461
#*  Danen Technology Corp.............................  3,036,000     883,788
    Darfon Electronics Corp...........................  1,825,700     951,696
#   Darwin Precisions Corp............................  3,269,304     838,441
#   Davicom Semiconductor, Inc........................    170,392     124,290
#   De Licacy Industrial Co., Ltd.....................    209,738     208,432
#*  Delpha Construction Co., Ltd......................  1,371,754     667,959
#   Delta Electronics, Inc............................  4,006,028  16,956,025
#   Depo Auto Parts Ind Co., Ltd......................    691,634   2,369,356
    DFI, Inc..........................................    400,571     526,279
#   Dimerco Express Corp..............................    522,000     246,213
#   Dynacolor, Inc....................................    267,000     421,010
#*  Dynamic Electronics Co., Ltd......................  1,760,583     485,910
#   Dynapack International Technology Corp............    797,000   1,109,222
#*  E Ink Holdings, Inc...............................  6,860,000   2,976,749
#   E-Lead Electronic Co., Ltd........................    531,846     579,669
#   E-Life Mall Corp..................................    335,000     554,859
#*  E-Ton Solar Tech Co., Ltd.........................  2,255,168     769,504
#   E.Sun Financial Holding Co., Ltd.................. 28,654,988  14,872,845
*   Eastern Media International Corp..................  2,899,270     564,810
#   Eclat Textile Co., Ltd............................    709,534  10,110,287
    Edimax Technology Co., Ltd........................  1,262,423     480,666
#   Edison Opto Corp..................................    893,000     421,408
#   Edom Technology Co., Ltd..........................    723,671     383,386
#   eGalax_eMPIA Technology, Inc......................    445,129     683,650
#   Elan Microelectronics Corp........................  1,787,323   2,281,943
#   Elite Advanced Laser Corp.........................    764,200   2,928,385
    Elite Material Co., Ltd...........................  2,140,839   3,722,927
#   Elite Semiconductor Memory Technology, Inc........  1,778,390   1,486,998
#   Elitegroup Computer Systems Co., Ltd..............  2,813,028   1,667,720
#   eMemory Technology, Inc...........................    344,000   4,006,534
*   Emerging Display Technologies Corp................     50,000      13,780
#   ENG Electric Co., Ltd.............................    916,101     480,766
#   EnTie Commercial Bank Co., Ltd....................  2,149,166     915,705
*   Entire Technology Co., Ltd........................    117,000      92,156
*   Episil Holdings, Inc..............................    939,500     224,137
#   Epistar Corp......................................  5,536,261   4,710,952
#   Eson Precision Ind. Co., Ltd......................    176,000     146,433
#   Eternal Materials Co., Ltd........................  3,738,677   3,637,151
#   Etron Technology, Inc.............................  2,366,000     911,844
*   Eva Airways Corp.................................. 10,875,631   5,726,577

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Everest Textile Co., Ltd..........................  1,940,064 $   860,862
    Evergreen International Storage & Transport Corp..  3,877,000   1,514,984
    Evergreen Marine Corp. Taiwan, Ltd................  9,823,306   3,443,179
#   Everlight Chemical Industrial Corp................  2,326,006   1,436,024
#   Everlight Electronics Co., Ltd....................  2,832,570   4,739,632
#*  Everspring Industry Co., Ltd......................    440,000     253,729
#   Excelsior Medical Co., Ltd........................    622,581     939,663
#   Far Eastern Department Stores, Ltd................  7,022,000   3,528,864
    Far Eastern International Bank.................... 14,078,520   3,929,241
    Far Eastern New Century Corp...................... 11,624,705   8,314,337
    Far EasTone Telecommunications Co., Ltd...........  6,187,000  12,787,119
#   Faraday Technology Corp...........................  1,049,893   1,406,122
*   Farglory F T Z Investment Holding Co., Ltd........    614,000     268,392
#   Farglory Land Development Co., Ltd................  3,345,105   3,278,803
#   Federal Corp......................................  3,153,528   1,415,327
#   Feedback Technology Corp..........................    288,000     510,989
    Feng Hsin Steel Co., Ltd..........................  2,244,131   2,518,426
#   Feng TAY Enterprise Co., Ltd......................  1,443,368   7,763,473
    Fine Blanking & Tool Co., Ltd.....................     35,000      45,915
#   Firich Enterprises Co., Ltd.......................     41,250      99,089
    First Copper Technology Co., Ltd..................  1,044,000     198,021
#   First Financial Holding Co., Ltd.................. 38,841,292  17,729,232
#   First Hotel.......................................    963,438     541,834
#   First Insurance Co, Ltd. (The)....................  1,616,640     529,847
#   First Steamship Co., Ltd..........................  2,416,838     628,793
#   FLEXium Interconnect, Inc.........................  1,759,181   4,239,110
#   Flytech Technology Co., Ltd.......................    611,070   1,856,695
#   FocalTech Systems Co., Ltd........................    600,174     512,056
    Formosa Advanced Technologies Co., Ltd............  1,230,000     711,741
#   Formosa Chemicals & Fibre Corp....................  6,707,198  14,475,331
#   Formosa International Hotels Corp.................    231,975   1,507,137
#   Formosa Laboratories, Inc.........................    207,178     437,867
#   Formosa Oilseed Processing Co., Ltd...............    421,891     325,821
#   Formosa Optical Technology Co., Ltd...............    193,000     465,770
#   Formosa Petrochemical Corp........................  1,606,000   3,975,003
#   Formosa Plastics Corp.............................  7,135,770  16,595,077
    Formosa Taffeta Co., Ltd..........................  3,607,460   3,218,523
    Formosan Rubber Group, Inc........................  3,315,000   1,695,584
    Formosan Union Chemical...........................  1,444,401     636,618
#   Fortune Electric Co., Ltd.........................    724,304     334,554
#   Founding Construction & Development Co., Ltd......  1,277,031     646,924
#   Foxconn Technology Co., Ltd.......................  3,899,546   7,554,158
    Foxlink Image Technology Co., Ltd.................    771,000     369,288
#   Froch Enterprise Co., Ltd.........................  1,199,384     328,723
    FSP Technology, Inc...............................  1,028,619     652,811
    Fubon Financial Holding Co., Ltd.................. 17,007,387  18,778,082
#   Fulgent Sun International Holding Co., Ltd........    233,000     367,836
#   Fullerton Technology Co., Ltd.....................    621,670     422,433
#   Fulltech Fiber Glass Corp.........................  2,505,540     746,658
#   Fwusow Industry Co., Ltd..........................    865,638     347,058
    G Shank Enterprise Co., Ltd.......................    884,510     585,178
#*  G Tech Optoelectronics Corp.......................  1,566,000     537,860
#   Gallant Precision Machining Co., Ltd..............  1,145,000     501,626

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
TAIWAN -- (Continued)
#   Gamania Digital Entertainment Co., Ltd............    532,000 $  625,022
#   Gemtek Technology Corp............................  2,407,574  1,401,603
#   General Plastic Industrial Co., Ltd...............    220,684    223,026
#*  Genesis Photonics, Inc............................  2,381,418    578,277
#*  Genius Electronic Optical Co., Ltd................    626,810  1,019,080
#*  Genmont Biotech, Inc..............................    105,314     73,575
#   GeoVision, Inc....................................    364,623    783,174
    Getac Technology Corp.............................  3,511,281  2,131,713
#   Giant Manufacturing Co., Ltd......................    918,363  6,064,280
#*  Giantplus Technology Co., Ltd.....................  1,465,000    855,627
#   Giga Solution Tech Co., Ltd.......................    879,044    500,163
    Gigabyte Technology Co., Ltd......................  4,088,750  4,233,881
#   Gigasolar Materials Corp..........................    132,820  2,694,422
#*  Gigastorage Corp..................................  2,435,728  2,372,637
#   Ginko International Co., Ltd......................    162,000  1,923,787
#*  Gintech Energy Corp...............................  3,574,109  3,470,105
#*  Global Brands Manufacture, Ltd....................  2,063,973    413,003
    Global Lighting Technologies, Inc.................    600,000  1,174,831
#   Global Mixed Mode Technology, Inc.................    491,000    857,432
#   Global Unichip Corp...............................    482,000    940,040
#   Globalwafers Co., Ltd.............................    114,779    252,292
#   Globe Union Industrial Corp.......................  1,355,820    577,529
    Gloria Material Technology Corp...................  3,798,851  1,932,366
#   Glory Science Co., Ltd............................    327,866    483,332
#*  Gold Circuit Electronics, Ltd.....................  3,764,747  1,024,519
#   Goldsun Building Materials Co., Ltd...............  8,876,672  2,048,226
#   Good Will Instrument Co., Ltd.....................    213,660    110,528
    Gourmet Master Co., Ltd...........................    384,000  2,565,037
#   Grand Ocean Retail Group, Ltd.....................     62,000     43,779
#   Grand Pacific Petrochemical.......................  6,856,000  3,187,361
    Grand Plastic Technology Corp.....................      9,000     63,150
#   Grape King Bio, Ltd...............................    702,000  3,851,521
    Great China Metal Industry........................    920,000    764,891
#   Great Taipei Gas Co., Ltd.........................  1,435,000    956,104
#   Great Wall Enterprise Co., Ltd....................  3,960,797  2,384,973
#   Greatek Electronics, Inc..........................    429,000    443,660
#*  Green Energy Technology, Inc......................  2,177,640  1,440,792
#   Green Seal Holding, Ltd...........................     84,000    281,650
*   GTM Holdings Corp.................................    929,000    320,892
#   Gudeng Precision Industrial Co., Ltd..............    136,300    115,070
#   Hakers Enterprise Co., Ltd........................    105,000    239,675
#   Hannstar Board Corp...............................  2,139,875    637,516
#*  HannStar Display Corp............................. 22,040,323  2,787,355
*   HannsTouch Solution, Inc..........................  4,077,391  1,075,716
    Hanpin Electron Co., Ltd..........................     27,000     22,183
#   Harvatek Corp.....................................  1,163,839    441,334
#   Hey Song Corp.....................................  1,740,500  1,739,406
#   Hi-Clearance, Inc.................................    139,000    408,201
#   Highwealth Construction Corp......................  4,377,130  4,064,812
#   Hiroca Holdings, Ltd..............................    433,221  1,629,784
#   HiTi Digital, Inc.................................    900,975    329,809
#   Hitron Technology, Inc............................  1,896,300  1,215,294

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Hiwin Technologies Corp...........................    822,192 $  3,036,258
    Hiyes International Co., Ltd......................      2,260        1,813
#*  Ho Tung Chemical Corp.............................  5,781,172    1,198,536
#   Hocheng Corp......................................  1,933,300      468,065
#   Hold-Key Electric Wire & Cable Co., Ltd...........    266,901       62,932
#   Holiday Entertainment Co., Ltd....................    399,400      631,172
#   Holtek Semiconductor, Inc.........................  1,295,000    1,920,562
#   Holy Stone Enterprise Co., Ltd....................  1,426,822    1,391,523
#   Hon Hai Precision Industry Co., Ltd............... 50,079,095  117,816,294
#   Hong Ho Precision Textile Co., Ltd................    207,000      117,098
    Hong TAI Electric Industrial......................  1,327,000      323,587
    Hong YI Fiber Industry Co.........................     55,680       37,385
#   Horizon Securities Co., Ltd.......................  3,249,000      622,052
#   Hota Industrial Manufacturing Co., Ltd............  1,178,449    4,953,225
#   Hotai Motor Co., Ltd..............................    709,000    7,300,220
*   Howarm United Industries Co., Ltd.................    115,310       17,446
#   Hsin Kuang Steel Co., Ltd.........................  1,535,783      566,111
#   Hsin Yung Chien Co., Ltd..........................    240,100      532,258
    Hsing TA Cement Co................................    324,900       95,056
#   HTC Corp..........................................  3,004,619    7,186,688
#   Hu Lane Associate, Inc............................    527,688    2,172,437
*   HUA ENG Wire & Cable..............................  2,557,000      503,741
#   Hua Nan Financial Holdings Co., Ltd............... 24,094,389   10,752,044
#   Huaku Development Co., Ltd........................  1,619,400    2,579,870
#   Huang Hsiang Construction Corp....................    786,735      478,533
#   Hung Ching Development & Construction Co., Ltd....    811,000      369,449
    Hung Poo Real Estate Development Corp.............  1,878,554    1,154,229
#   Hung Sheng Construction, Ltd......................  3,653,900    1,535,901
    Huxen Corp........................................    239,072      315,651
#   Hwa Fong Rubber Co., Ltd..........................  1,832,561      640,810
*   Hwacom Systems, Inc...............................    221,000       67,386
#   I-Chiun Precision Industry Co., Ltd...............  1,243,211      349,021
    I-Sheng Electric Wire & Cable Co., Ltd............    647,000      655,757
#   Ibase Technology, Inc.............................    728,643    1,133,235
#   Ichia Technologies, Inc...........................  2,342,255    1,096,485
#   Ideal Bike Corp...................................    309,553      134,085
    IEI Integration Corp..............................     45,950       55,191
#   ILI Technology Corp...............................    535,081      792,803
#   Infortrend Technology, Inc........................  1,466,866      765,149
    Innolux Corp...................................... 57,424,151   16,412,354
#*  Inotera Memories, Inc............................. 14,961,528   12,895,504
#   Inpaq Technology Co., Ltd.........................    360,000      220,499
    Insyde Software Corp..............................     48,000       31,524
#   Intai Technology Corp.............................     47,000      172,953
#   International Games System Co., Ltd...............     50,000      229,491
#   Inventec Corp..................................... 11,670,276    8,753,857
#   Iron Force Industrial Co., Ltd....................     34,682      181,743
#   ITE Technology, Inc...............................    947,646      778,478
    ITEQ Corp.........................................  1,500,611    1,068,226
*   J Touch Corp......................................    679,000       78,770
#   Jentech Precision Industrial Co., Ltd.............    382,156      470,404
#   Jess-Link Products Co., Ltd.......................    999,600      827,217
#   Jih Sun Financial Holdings Co., Ltd...............  6,847,966    1,401,696

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
#   Johnson Health Tech Co., Ltd......................   392,247 $   590,585
#   K Laser Technology, Inc........................... 1,007,459     386,427
#   Kang Na Hsiung Enterprise Co., Ltd................   719,150     249,588
*   Kao Hsing Chang Iron & Steel......................   295,250      74,845
#   Kaori Heat Treatment Co., Ltd.....................   398,321     540,654
#   Kaulin Manufacturing Co., Ltd.....................   852,684     405,866
#   KD Holding Corp...................................    97,000     462,351
#   KEE TAI Properties Co., Ltd....................... 2,837,101   1,201,772
#   Kenda Rubber Industrial Co., Ltd.................. 2,767,736   3,938,141
#   Kenmec Mechanical Engineering Co., Ltd............ 1,369,000     505,767
#   Kerry TJ Logistics Co., Ltd....................... 1,285,000   1,429,110
#   Kindom Construction Corp.......................... 3,275,000   1,380,742
    King Core Electronics, Inc........................    78,613      41,412
#   King Slide Works Co., Ltd.........................   237,450   3,085,681
    King Yuan Electronics Co., Ltd.................... 8,582,032   5,719,722
#   King's Town Bank Co., Ltd......................... 5,352,653   3,387,359
#   King's Town Construction Co., Ltd................. 1,025,690     566,854
#   Kinik Co..........................................   730,000   1,098,494
#*  Kinko Optical Co., Ltd............................   982,772     443,265
#*  Kinpo Electronics................................. 9,509,892   2,834,157
#   Kinsus Interconnect Technology Corp............... 1,627,476   3,420,957
#   KMC Kuei Meng International, Inc..................   193,144     710,378
#   KS Terminals, Inc.................................   724,290     770,677
#   Kung Long Batteries Industrial Co., Ltd...........   465,000   1,914,489
#*  Kung Sing Engineering Corp........................ 2,028,000     662,464
#   Kuo Toong International Co., Ltd.................. 1,208,853   1,057,241
#   Kuoyang Construction Co., Ltd..................... 2,979,586     940,439
    Kwong Fong Industries Corp........................ 1,333,800     691,752
    Kwong Lung Enterprise Co., Ltd....................    16,000      26,098
#   KYE Systems Corp.................................. 1,888,107     550,222
    L&K Engineering Co., Ltd..........................   686,000     385,888
#   LAN FA Textile.................................... 1,436,412     452,680
#   Lanner Electronics, Inc...........................   116,450     139,319
#   Largan Precision Co., Ltd.........................   254,234  18,247,204
    Laser Tek Taiwan Co., Ltd.........................    95,144      69,187
#*  LCY Chemical Corp................................. 2,655,495   2,440,691
#   Leader Electronics, Inc...........................   872,886     216,205
#   Leadtrend Technology Corp.........................   166,926     139,929
#   Lealea Enterprise Co., Ltd........................ 5,448,965   1,458,165
    Ledlink Optics, Inc...............................    53,550      70,742
#   Ledtech Electronics Corp..........................   573,095     167,266
    LEE CHI Enterprises Co., Ltd...................... 1,378,000     466,995
#   Lelon Electronics Corp............................   578,765     536,053
#   Leofoo Development Co., Ltd....................... 1,943,614     600,366
#*  LES Enphants Co., Ltd............................. 1,053,479     489,817
#   Lextar Electronics Corp........................... 3,047,000   1,456,671
#*  Li Peng Enterprise Co., Ltd....................... 4,586,060   1,094,348
#   Lian HWA Food Corp................................   508,802     448,851
    Lien Hwa Industrial Corp.......................... 3,970,521   2,238,588
#   Lingsen Precision Industries, Ltd................. 2,630,490     649,632
    Lite-On Semiconductor Corp........................ 1,610,887   1,122,197
    Lite-On Technology Corp........................... 9,854,330  10,484,788
#   LIWANLI Innovation Co., Ltd.......................   342,000     184,620

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    Long Bon International Co., Ltd...................  2,319,875 $ 1,268,335
#   Long Chen Paper Co., Ltd..........................  3,848,320   1,156,213
#   Longwell Co.......................................    912,000     824,019
#   Lotes Co., Ltd....................................    517,920   1,895,073
    Lucky Cement Corp.................................  1,549,000     444,747
#   Lumax International Corp., Ltd....................    553,140     705,521
#   Lung Yen Life Service Corp........................    480,000     829,929
#   LuxNet Corp.......................................    412,484     933,117
#   Macauto Industrial Co., Ltd.......................     51,000     273,230
#   Macroblock, Inc...................................    210,000     259,212
#*  Macronix International............................ 27,683,994   3,275,665
#*  MacroWell OMG Digital Entertainment Co., Ltd......     89,000     162,835
#   Mag Layers Scientific-Technics Co., Ltd...........    298,233     330,140
#   Makalot Industrial Co., Ltd.......................  1,021,680   6,899,984
#   Marketech International Corp......................    922,000     609,193
#   Masterlink Securities Corp........................  7,983,776   2,120,534
#   Mayer Steel Pipe Corp.............................    876,905     332,565
#   Maywufa Co., Ltd..................................    178,462      71,698
#   MediaTek, Inc.....................................  2,372,823  15,432,753
#   Mega Financial Holding Co., Ltd................... 27,508,220  17,538,624
    Meiloon Industrial Co.............................    530,721     190,315
    Mercuries & Associates Holding, Ltd...............  2,474,125   1,432,524
#   Mercuries Life Insurance Co., Ltd.................  3,938,478   2,058,456
#   Merida Industry Co., Ltd..........................    784,588   3,470,139
#   Merry Electronics Co., Ltd........................  1,203,594   2,033,819
    Micro-Star International Co., Ltd.................  5,397,465   6,848,872
*   Microbio Co., Ltd.................................  1,981,358   1,485,807
#*  Microelectronics Technology, Inc..................    715,448     266,000
#   Microlife Corp....................................    245,100     631,998
    Mildef Crete, Inc.................................     38,000      45,842
#   MIN AIK Technology Co., Ltd.......................    862,562   1,296,949
#   Mirle Automation Corp.............................  1,055,169   1,050,795
#   Mitac Holdings Corp...............................  2,995,568   2,031,384
#   Mobiletron Electronics Co., Ltd...................    365,000     462,413
*   Mosel Vitelic, Inc................................  2,329,758     182,633
#*  Motech Industries, Inc............................  2,377,000   2,901,532
#   MPI Corp..........................................    448,000     791,301
#   Nak Sealing Technologies Corp.....................    344,549     845,338
#   Namchow Chemical Industrial Co., Ltd..............  1,140,000   2,080,576
#*  Nan Kang Rubber Tire Co., Ltd.....................  2,168,197   1,777,673
#   Nan Liu Enterprise Co., Ltd.......................     41,000     185,055
#   Nan Ren Lake Leisure Amusement Co., Ltd...........  1,231,000     300,097
#   Nan Ya Plastics Corp..............................  9,522,584  16,664,020
#   Nan Ya Printed Circuit Board Corp.................  1,968,211   1,947,839
#   Nantex Industry Co., Ltd..........................  1,470,203   1,067,253
#   Nanya Technology Corp.............................    112,751     135,401
#   National Petroleum Co., Ltd.......................    651,000     700,455
#   Neo Solar Power Corp..............................  6,384,646   4,194,810
#   Netronix, Inc.....................................    292,000     460,178
    New Asia Construction & Development Corp..........    873,423     162,973
#   New Era Electronics Co., Ltd......................    485,000     329,825
#*  Newmax Technology Co., Ltd........................    649,916     285,223
#   Nexcom International Co., Ltd.....................    471,267     395,748

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Nichidenbo Corp...................................    752,498 $   492,305
    Nien Hsing Textile Co., Ltd.......................  1,787,093   1,157,432
#   Nishoku Technology, Inc...........................    121,000     149,457
#   Novatek Microelectronics Corp.....................  2,398,000  10,053,330
#   Nuvoton Technology Corp...........................    392,000     361,120
#*  O-TA Precision Industry Co., Ltd..................    103,000      58,361
#*  Ocean Plastics Co., Ltd...........................  1,000,000     735,834
#   Oneness Biotech Co., Ltd..........................     96,706      98,701
*   Optimax Technology Corp...........................    204,366      31,855
#   OptoTech Corp.....................................  3,882,713   1,167,837
    Orient Europharma Co., Ltd........................     31,000      48,600
#*  Orient Semiconductor Electronics, Ltd.............  3,834,000   1,280,384
#   Oriental Union Chemical Corp......................  3,461,819   2,019,414
*   P-Two Industries, Inc.............................     82,000      47,563
#   Pacific Construction Co...........................  1,133,276     504,415
#   Pacific Hospital Supply Co., Ltd..................    374,000     937,528
#   Paiho Shih Holdings Corp..........................    249,000     242,822
    Pan Jit International, Inc........................  2,391,860     965,123
#   Pan-International Industrial Corp.................  2,958,854   1,077,381
#   Parade Technologies, Ltd..........................    322,805   2,570,547
#   Paragon Technologies Co., Ltd.....................    515,626     416,296
#   PChome Online, Inc................................    452,609   4,105,070
#   Pegatron Corp.....................................  9,515,293  21,744,079
#   Phihong Technology Co., Ltd.......................  1,833,048     634,371
    Phison Electronics Corp...........................    657,000   4,779,793
#   Phoenix Tours International, Inc..................    266,700     290,072
#*  Phytohealth Corp..................................    154,878     129,251
#   Pihsiang Machinery Manufacturing Co., Ltd.........    220,000     462,868
#   Pixart Imaging, Inc...............................    534,000   1,207,916
    Plotech Co., Ltd..................................    112,000      27,888
#   Polytronics Technology Corp.......................    303,408     563,855
#   Portwell, Inc.....................................    653,000     829,495
#   Posiflex Technology, Inc..........................    279,413   1,329,456
#   Pou Chen Corp..................................... 10,066,005  12,599,862
#   Power Mate Technology Co., Ltd....................    196,000     341,901
#   Power Quotient International Co., Ltd.............  1,211,400     380,103
#   Powertech Industrial Co., Ltd.....................    410,000     154,252
    Powertech Technology, Inc.........................  4,523,580   9,500,333
#   Poya International Co., Ltd.......................    300,976   2,771,720
#   President Chain Store Corp........................  1,825,728  12,072,714
#   President Securities Corp.........................  5,209,213   1,973,504
#*  Prime Electronics Satellitics, Inc................    834,511     185,441
    Prince Housing & Development Corp.................  7,345,140   2,039,982
#*  Princeton Technology Corp.........................  1,205,000     235,756
*   Prodisc Technology, Inc...........................    603,000          --
#   Promate Electronic Co., Ltd.......................    932,000     839,323
#   Promise Technology, Inc...........................  1,161,538     741,161
*   Protop Technology Co., Ltd........................    148,000          --
#   Qisda Corp........................................ 12,751,525   3,864,227
#   Qualipoly Chemical Corp.(6422318).................    634,000     610,294
*   Qualipoly Chemical Corp.()........................     40,233       2,293
#   Quanta Computer, Inc..............................  6,350,436  10,122,227
#   Quanta Storage, Inc...............................  1,294,000     885,067

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
TAIWAN -- (Continued)
*   Quintain Steel Co., Ltd...........................  1,785,050 $  364,320
#   Radiant Opto-Electronics Corp.....................  1,983,692  3,877,784
#   Radium Life Tech Co., Ltd.........................  4,961,861  1,527,970
#   Ralec Electronic Corp.............................    283,914    416,226
#   Realtek Semiconductor Corp........................  1,495,861  3,721,786
#   Rechi Precision Co., Ltd..........................  1,780,292  1,297,049
#*  Rexon Industrial Corp., Ltd.......................     51,559     15,729
#   Rich Development Co., Ltd.........................  4,427,769  1,164,022
    Richtek Technology Corp...........................    346,660  2,005,228
#*  Ritek Corp........................................ 19,944,268  1,605,496
#   Rotam Global Agrosciences, Ltd....................    517,217    452,974
    Ruentex Development Co., Ltd......................  2,956,539  3,420,643
#   Ruentex Engineering & Construction Co.............    279,000    323,124
#   Ruentex Industries, Ltd...........................  1,840,824  3,023,997
#   Run Long Construction Co., Ltd....................    664,352    498,068
    Sampo Corp........................................  3,666,119  1,276,562
#   San Fang Chemical Industry Co., Ltd...............  1,007,893  1,096,918
#*  San Far Property, Ltd.............................    121,750     42,314
#   San Shing Fastech Corp............................    463,622    890,550
#*  Sanyang Motor Co., Ltd............................  3,272,802  2,085,795
    Scan-D Corp.......................................     10,000     13,372
#   SCI Pharmtech, Inc................................    368,312    822,951
#   Scientech Corp....................................    289,000    595,466
    ScinoPharm Taiwan, Ltd............................    509,168    770,168
#   SDI Corp..........................................    780,000    600,715
#   Sea Sonic Electronics Co., Ltd....................    202,000    184,418
    Senao International Co., Ltd......................    429,547    514,723
#   Sercomm Corp......................................  1,609,000  3,942,279
#   Sesoda Corp.......................................  1,172,274  1,098,390
    Shan-Loong Transportation Co., Ltd................    150,247    103,090
#   Sheng Yu Steel Co., Ltd...........................    699,000    355,162
#   ShenMao Technology, Inc...........................    588,450    441,876
#   Shih Her Technologies, Inc........................    323,000    330,405
    Shih Wei Navigation Co., Ltd......................  1,445,723    495,066
#   Shihlin Electric & Engineering Corp...............  1,546,787  1,839,880
#*  Shihlin Paper Corp................................    397,000    343,451
    Shin Hai Gas Corp.................................      7,964      9,480
#   Shin Kong Financial Holding Co., Ltd.............. 39,325,396  7,549,792
    Shin Shin Natural Gas Co..........................      9,480      8,842
#   Shin Zu Shing Co., Ltd............................  1,075,245  4,017,569
#   Shinih Enterprise Co., Ltd........................    119,000     76,462
#*  Shining Building Business Co., Ltd................  2,443,456    692,555
    Shinkong Insurance Co., Ltd.......................  1,553,784  1,041,689
    Shinkong Synthetic Fibers Corp.................... 10,227,844  2,656,914
#   Shinkong Textile Co., Ltd.........................    867,169    915,379
#   Shiny Chemical Industrial Co., Ltd................    324,717    382,714
#*  Shuttle, Inc......................................  2,267,000    535,728
#   Sigurd Microelectronics Corp......................  2,515,877  1,593,349
#*  Silicon Integrated Systems Corp...................  3,257,233    668,455
    Siliconware Precision Industries Co., Ltd.........  3,412,101  5,283,986
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................    147,242  1,129,346
#   Silitech Technology Corp..........................    849,117    453,244
    Simplo Technology Co., Ltd........................  1,463,800  4,430,233

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
TAIWAN -- (Continued)
#   Sinbon Electronics Co., Ltd.......................  1,320,447 $2,454,079
    Sincere Navigation Corp...........................  2,277,370  1,335,962
    Sinher Technology, Inc............................     40,000     48,358
    Sinkang Industries Co., Ltd.......................    111,866     27,011
#   Sinmag Equipment Corp.............................    239,130    645,850
#*  Sino-American Electronic Co., Ltd.................    107,500    260,282
#   Sino-American Silicon Products, Inc...............  3,957,000  5,066,779
    Sinon Corp........................................  2,451,740    936,537
#   SinoPac Financial Holdings Co., Ltd............... 34,252,357  9,210,065
#   Sinphar Pharmaceutical Co., Ltd...................    755,526    628,066
#   Sinyi Realty, Inc.................................  1,328,933  1,038,764
#   Sirtec International Co., Ltd.....................    853,000    893,689
#   Sitronix Technology Corp..........................    886,774  2,632,849
#   Siward Crystal Technology Co., Ltd................  1,204,705    691,939
#   Soft-World International Corp.....................    580,000  1,216,143
    Solar Applied Materials Technology Co.............  2,371,084  1,294,051
#   Solartech Energy Corp.............................  2,649,062  1,489,745
    Solomon Technology Corp...........................    238,537    114,963
#   Sonix Technology Co., Ltd.........................    825,000    883,336
    Southeast Cement Co., Ltd.........................  1,181,000    490,832
#   Spirox Corp.......................................    225,145    122,770
#   Sporton International, Inc........................    398,319  2,397,814
#   St Shine Optical Co., Ltd.........................    309,000  6,000,005
#   Standard Chemical & Pharmaceutical Co., Ltd.......    612,040    635,465
#   Standard Foods Corp...............................  1,218,041  2,923,851
#   Stark Technology, Inc.............................    747,400    549,165
#   Sunonwealth Electric Machine Industry Co., Ltd....  1,004,001    604,362
#   Sunplus Technology Co., Ltd.......................  2,039,153    680,123
    Sunrex Technology Corp............................  1,775,493    783,083
#   Sunspring Metal Corp..............................    697,000    937,455
*   Super Dragon Technology Co., Ltd..................     46,330     16,349
#   Supreme Electronics Co., Ltd......................  2,124,502    859,046
#   Swancor Ind Co., Ltd..............................    359,061  1,718,681
#   Sweeten Construction Co., Ltd.....................    859,827    399,197
#   Syncmold Enterprise Corp..........................    794,000  1,101,949
#   Synmosa Biopharma Corp............................     77,226     74,525
#   Synnex Technology International Corp..............  5,758,745  5,416,892
#   Sysage Technology Co., Ltd........................    462,985    350,866
#   Systex Corp.......................................     87,293    134,819
#   T-Mac Techvest PCB Co., Ltd.......................    568,000    176,787
#   TA Chen Stainless Pipe............................  4,719,598  2,043,068
#*  Ta Chong Bank, Ltd................................ 14,136,712  5,470,675
#   Ta Chong Securities Co., Ltd......................  1,484,000    398,991
#*  Ta Ya Electric Wire & Cable.......................  3,031,520    394,641
#   Ta Yih Industrial Co., Ltd........................     87,000    210,698
#   TA-I Technology Co., Ltd..........................  1,150,296    510,575
    Tah Hsin Industrial Corp..........................    456,300    309,609
    TAI Roun Products Co., Ltd........................    263,000     82,960
#   Tai Tung Communication Co., Ltd...................    389,353    245,904
#   Taichung Commercial Bank Co., Ltd................. 14,382,660  3,973,602
#   TaiDoc Technology Corp............................    291,000    830,051
#   Taiflex Scientific Co., Ltd.......................  1,092,000  1,192,329
#   Taimide Tech, Inc.................................    434,000    327,763

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Tainan Enterprises Co., Ltd.......................    818,289 $    931,823
#   Tainan Spinning Co., Ltd..........................  7,244,791    2,960,125
#   Tainergy Tech Co., Ltd............................    450,000      282,257
    Taishin Financial Holding Co., Ltd................ 37,985,248   12,343,553
#*  Taisun Enterprise Co., Ltd........................  1,926,578      684,506
#*  Taita Chemical Co., Ltd...........................  1,184,609      264,780
#   Taiwan Acceptance Corp............................    761,000    1,574,630
*   Taiwan Business Bank.............................. 19,866,012    4,800,767
#   Taiwan Cement Corp................................ 15,834,350   12,737,770
#   Taiwan Chinsan Electronic Industrial Co., Ltd.....    499,000      611,590
#   Taiwan Cogeneration Corp..........................  2,235,657    1,553,332
    Taiwan Cooperative Financial Holding Co., Ltd..... 28,878,025   12,005,792
#   Taiwan FamilyMart Co., Ltd........................    165,000      996,407
#   Taiwan Fertilizer Co., Ltd........................  3,535,000    4,477,428
    Taiwan Fire & Marine Insurance Co., Ltd...........  1,122,880      706,587
*   Taiwan Flourescent Lamp Co., Ltd..................    119,000           --
#   Taiwan FU Hsing Industrial Co., Ltd...............    852,000    1,152,500
#*  Taiwan Glass Industry Corp........................  4,313,895    1,550,568
#   Taiwan Hon Chuan Enterprise Co., Ltd..............  1,972,545    2,668,873
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.....  1,197,000      685,957
*   Taiwan Kolin Co., Ltd.............................    508,000           --
#   Taiwan Land Development Corp......................  6,282,942    1,951,700
#   Taiwan Line Tek Electronic........................    525,066      261,745
#   Taiwan Mask Corp..................................  1,011,050      288,972
    Taiwan Mobile Co., Ltd............................  3,848,900   11,580,528
    Taiwan Navigation Co., Ltd........................  1,157,720      434,960
#   Taiwan Paiho, Ltd.................................  1,762,152    4,407,775
#   Taiwan PCB Techvest Co., Ltd......................  2,085,816    1,967,800
#*  Taiwan Prosperity Chemical Corp...................  1,108,000      511,707
#*  Taiwan Pulp & Paper Corp..........................  2,272,260      725,076
    Taiwan Sakura Corp................................  1,458,304      796,694
#   Taiwan Sanyo Electric Co., Ltd....................    424,650      303,224
#   Taiwan Secom Co., Ltd.............................  1,019,405    2,845,576
#   Taiwan Semiconductor Co., Ltd.....................  1,935,000    1,902,729
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 41,147,652  177,178,777
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  4,310,596   96,341,821
    Taiwan Shin Kong Security Co., Ltd................  1,185,561    1,369,932
#*  Taiwan Styrene Monomer............................  3,913,404    2,000,878
    Taiwan Surface Mounting Technology Corp...........  2,055,674    1,718,743
#   Taiwan TEA Corp...................................  5,125,896    2,103,910
#   Taiwan Union Technology Corp......................  1,977,000    1,450,435
#   Taiyen Biotech Co., Ltd...........................  1,037,910    1,018,329
#*  Tatung Co., Ltd................................... 15,554,588    2,432,361
#   Te Chang Construction Co., Ltd....................    486,003      349,632
#   Teco Electric and Machinery Co., Ltd..............  9,091,000    7,136,672
*   Tekcore Co., Ltd..................................    124,000       12,999
#   Ten Ren Tea Co., Ltd..............................    180,170      193,722
    Test Research, Inc................................  1,205,370    1,655,600
    Test Rite International Co., Ltd..................  1,891,166    1,130,404
#   Tex-Ray Industrial Co., Ltd.......................    841,000      401,326
#   Thinking Electronic Industrial Co., Ltd...........    528,058      806,216
#   Thye Ming Industrial Co., Ltd.....................    939,992      797,070
#   Ton Yi Industrial Corp............................  3,703,300    1,637,994

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Tong Hsing Electronic Industries, Ltd.............  1,027,534 $ 2,175,116
#   Tong Yang Industry Co., Ltd.......................  3,172,341   4,407,090
#   Tong-Tai Machine & Tool Co., Ltd..................  1,568,804   1,114,989
    Topco Scientific Co., Ltd.........................    923,693   1,481,617
#   Topco Technologies Corp...........................    196,000     364,317
    Topoint Technology Co., Ltd.......................  1,203,771     783,726
#   Toung Loong Textile Manufacturing.................    547,000   1,535,833
#   TPK Holding Co., Ltd..............................  1,119,000   2,313,811
#   Trade-Van Information Services Co.................    334,000     253,845
    Transasia Airways Corp............................  1,635,155     360,886
    Transcend Information, Inc........................    664,870   1,801,173
    Tripod Technology Corp............................  2,492,660   4,115,506
#   TrueLight Corp....................................    561,000   1,481,746
    Tsann Kuen Enterprise Co., Ltd....................    616,441     377,262
#   TSC Auto ID Technology Co., Ltd...................    141,700   1,211,965
#   TSRC Corp.........................................  2,759,154   1,970,817
#   Ttet Union Corp...................................    221,000     492,613
    TTFB Co., Ltd.....................................     55,000     350,015
#   TTY Biopharm Co., Ltd.............................    635,991   2,238,625
#   Tung Ho Steel Enterprise Corp.....................  5,691,645   2,884,048
    Tung Ho Textile Co., Ltd..........................    561,000     106,510
#   Tung Thih Electronic Co., Ltd.....................    429,848   4,863,134
#   TURVO International Co., Ltd......................    421,464     925,589
    TXC Corp..........................................  2,118,762   2,235,585
#   TYC Brother Industrial Co., Ltd...................  1,514,333   1,083,019
#*  Tycoons Group Enterprise..........................  2,870,121     321,245
#   Tyntek Corp.......................................  2,001,413     872,827
    U-Ming Marine Transport Corp......................  2,069,200   1,536,804
#   Ubright Optronics Corp............................    237,000     152,960
#   Uni-President Enterprises Corp.................... 16,202,734  27,094,863
#   Unimicron Technology Corp.........................  9,159,563   3,677,309
#   Union Bank Of Taiwan..............................  5,187,621   1,437,470
#   Union Insurance Co., Ltd..........................    589,895     256,023
#   Unitech Computer Co., Ltd.........................    778,365     364,123
    Unitech Printed Circuit Board Corp................  4,066,921   1,420,002
    United Integrated Services Co., Ltd...............  1,425,800   1,845,743
#   United Microelectronics Corp...................... 73,098,441  28,484,226
#   United Orthopedic Corp............................     93,159     193,880
#   Unity Opto Technology Co., Ltd....................  2,047,276   1,146,124
#   Universal Cement Corp.............................  2,632,668   1,616,295
#   Universal Microwave Technology, Inc...............     65,000     124,133
#   Unizyx Holding Corp...............................  2,838,496   1,132,867
#   UPC Technology Corp...............................  4,932,471   1,297,884
    USI Corp..........................................  5,103,557   1,981,821
#   Usun Technology Co., Ltd..........................    115,000     190,424
#   Vanguard International Semiconductor Corp.........  4,331,000   6,217,560
#   Ve Wong Corp......................................    692,524     470,172
#   Viking Tech Corp..................................    413,464     297,776
#   Visual Photonics Epitaxy Co., Ltd.................  1,220,966   1,875,550
#   Vivotek, Inc......................................    564,961   1,383,830
#*  Wafer Works Corp..................................  3,249,372   1,143,876
    Wah Hong Industrial Corp..........................    364,280     201,695
    Wah Lee Industrial Corp...........................  1,078,000   1,403,914

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#*  Walsin Lihwa Corp................................. 24,743,307 $ 5,317,395
    Walsin Technology Corp............................  3,255,204   1,844,753
    Walton Advanced Engineering, Inc..................  2,037,662     495,688
    Wan Hai Lines, Ltd................................  3,814,026   2,033,247
    WAN HWA Enterprise Co.............................    492,170     214,172
#   Waterland Financial Holdings Co., Ltd.............  6,292,208   1,369,670
*   Ways Technical Corp., Ltd.........................    311,000     112,889
#*  Wei Chuan Foods Corp..............................  2,162,000   1,146,058
*   Wei Mon Industry Co., Ltd.........................  2,514,674      67,888
#   Weikeng Industrial Co., Ltd.......................  1,081,450     608,881
#   Well Shin Technology Co., Ltd.....................    525,443     768,705
*   Wha Yu Industrial Co., Ltd........................     59,000      28,777
#   Win Semiconductors Corp...........................  3,924,741   6,254,693
#*  Winbond Electronics Corp.......................... 21,802,000   5,813,491
    Winstek Semiconductor Co., Ltd....................     40,000      21,207
*   Wintek Corp.......................................  6,349,135      65,343
#   Wisdom Marine Lines Co., Ltd......................  1,820,415   1,950,369
#   Wistron Corp...................................... 13,396,569   7,612,499
#   Wistron NeWeb Corp................................  1,685,918   4,296,592
#   WPG Holdings, Ltd.................................  6,354,041   6,186,463
#   WT Microelectronics Co., Ltd......................  2,705,113   2,814,332
#   WUS Printed Circuit Co., Ltd......................  2,798,000   2,207,296
#   X-Legend Entertainment Co., Ltd...................    133,011     281,099
#   XAC Automation Corp...............................    324,000     675,700
#   Xxentria Technology Materials Corp................    617,736   1,601,612
#   Yageo Corp........................................  3,113,270   4,914,301
*   Yang Ming Marine Transport Corp................... 11,540,157   2,752,059
    YC Co., Ltd.......................................  2,447,703     871,144
    YC INOX Co., Ltd..................................  2,276,691   1,304,202
    YCC Parts Manufacturing Co., Ltd..................     51,000      85,091
    Yea Shin International Development Co., Ltd.......  1,157,704     495,918
#   Yeong Guan Energy Technology Group Co., Ltd.......    452,774   2,861,434
#   YFY, Inc..........................................  8,681,997   2,639,809
#   Yi Jinn Industrial Co., Ltd.......................  1,890,440     658,685
#   Yieh Phui Enterprise Co., Ltd.....................  7,074,373   1,548,547
#   Yonyu Plastics Co., Ltd...........................    491,050     348,898
#*  Young Fast Optoelectronics Co., Ltd...............    880,137     277,040
#   Young Optics, Inc.................................    428,214     437,922
#   Youngtek Electronics Corp.........................    801,569   1,126,039
#   Yuanta Financial Holding Co., Ltd................. 34,924,673  10,844,974
    Yufo Electronics Co., Ltd.........................     86,400      49,672
    Yulon Motor Co., Ltd..............................  4,922,715   4,380,316
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd...    356,350     769,018
#   Yungshin Construction & Development Co., Ltd......    409,200     322,845
    YungShin Global Holding Corp......................    806,400   1,143,334
#   Yungtay Engineering Co., Ltd......................  2,365,000   3,083,628
#   Zeng Hsing Industrial Co., Ltd....................    363,974   1,558,993
    Zenitron Corp.....................................  1,290,000     613,308
#   Zhen Ding Technology Holding, Ltd.................  1,870,150   3,975,627
#   Zig Sheng Industrial Co., Ltd.....................  3,644,638     996,365
#   Zinwell Corp......................................  1,180,979   1,986,520
#   Zippy Technology Corp.............................    676,028     833,299

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
TAIWAN -- (Continued)
#   ZongTai Real Estate Development Co., Ltd........    960,250 $      341,490
                                                                --------------
TOTAL TAIWAN........................................             2,036,163,826
                                                                --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL...............................    751,080        218,603
    Advanced Info Service PCL.......................  3,094,009     14,633,388
    Advanced Information Technology PCL.............    133,400        100,799
    AEON Thana Sinsap Thailand PCL..................     11,200         29,150
    Airports of Thailand PCL........................  1,563,100     16,535,417
*   AJ Plast PCL....................................  1,550,300        251,640
    Amarin Printing & Publishing PCL................     46,970         10,450
    Amata Corp. PCL.................................  5,221,400      1,797,334
    Ananda Development PCL.......................... 11,007,000      1,065,815
    AP Thailand PCL................................. 18,993,936      2,950,153
    Asia Aviation PCL............................... 16,012,800      2,554,340
    Asia Green Energy PCL...........................  1,899,527         64,323
    Asia Plus Group Holdings PCL(B081Z10)...........    799,600         76,978
    Asia Plus Group Holdings PCL(BZ22310)...........  8,815,600        848,686
    Asia Sermkij Leasing PCL........................    489,000        270,963
    Asian Insulators PCL............................  9,576,560        152,764
    Asian Phytoceuticals PCL........................    158,900          7,160
    Bangchak Petroleum PCL (The)....................  5,567,800      4,557,704
    Bangkok Aviation Fuel Services PCL..............  1,658,542      1,369,257
    Bangkok Bank PCL(6077019).......................  1,185,500      5,092,682
    Bangkok Bank PCL(6368360).......................    777,900      3,319,940
    Bangkok Chain Hospital PCL......................  9,481,650      2,189,145
    Bangkok Dusit Medical Services PCL.............. 16,773,700     10,327,332
*   Bangkok Expressway & Metro PCL.................. 25,165,955      3,767,938
    Bangkok Insurance PCL...........................     16,040        160,254
    Bangkok Land PCL(6712893).......................  2,802,700        112,163
    Bangkok Land PCL(6712912)....................... 94,189,000      3,769,405
    Bangkok Life Assurance PCL......................  2,771,440      3,664,746
    Banpu PCL.......................................  6,822,640      3,207,734
    Beauty Community PCL............................ 13,988,400      2,035,673
    BEC World PCL...................................  4,605,000      3,866,228
    Berli Jucker PCL................................  3,137,100      2,941,100
    Big C Supercenter PCL(6368434)..................  1,032,100      6,470,032
    Big C Supercenter PCL(6763932)..................    302,400      1,895,686
    Bumrungrad Hospital PCL.........................  1,303,600      8,026,083
    Cal-Comp Electronics Thailand PCL............... 15,743,228      1,524,427
    Central Pattana PCL.............................  5,485,900      6,870,329
    Central Plaza Hotel PCL.........................  4,517,600      4,993,919
    CH Karnchang PCL................................  2,588,967      1,865,694
    Charoen Pokphand Foods PCL...................... 10,953,700      5,977,672
    Charoong Thai Wire & Cable PCL..................  1,034,400        241,719
*   Christiani & Nielsen Thai.......................  2,094,400        181,701
    Chularat Hospital PCL........................... 26,387,700      1,787,119
    CK Power PCL.................................... 18,210,610      1,060,045
    COL PCL.........................................     23,200         23,698
*   Country Group Development PCL...................  4,978,000        164,389
*   Country Group Holdings PCL......................  4,415,811        191,549
    CP ALL PCL......................................  9,774,500     11,147,020
    CS Loxinfo PCL..................................  1,599,300        270,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    Delta Electronics Thailand PCL....................  2,115,700 $ 4,692,345
    Demco PCL.........................................  1,242,600     248,642
    Dhipaya Insurance PCL.............................    536,700     559,493
    Diamond Building Products PCL.....................  3,315,400     374,847
    DSG International Thailand PCL....................  2,609,160     220,518
    Dynasty Ceramic PCL............................... 16,723,760   2,012,514
    E for L Aim PCL...................................  9,046,100     136,707
    Eastern Water Resources Development and
      Management PCL..................................  3,383,900   1,117,471
    Electricity Generating PCL(6304643)...............    836,000   3,895,445
    Electricity Generating PCL(6368553)...............    161,000     750,199
    Energy Absolute PCL...............................  2,437,200   1,521,012
    Erawan Group PCL (The)............................  9,700,000   1,047,842
*   Esso Thailand PCL................................. 10,610,700   1,443,168
*   G J Steel PCL..................................... 10,150,705      36,930
*   G Steel PCL.......................................  4,546,840      25,449
    GFPT PCL..........................................  4,782,222   1,632,774
    Glow Energy PCL...................................  2,093,500   4,481,991
*   GMM Grammy PCL....................................    258,000      54,874
    Golden Land Property Development PCL(6368586).....    816,400     133,658
    Golden Land Property Development PCL(BYNQKS0).....  3,679,500     602,395
    Grand Canal Land PCL..............................  4,831,500     384,005
    Grande Asset Hotels & Property PCL................ 10,825,815     248,434
    Hana Microelectronics PCL.........................  2,264,557   1,932,946
    Home Product Center PCL........................... 27,884,215   5,306,448
    ICC International PCL.............................     51,000      54,593
    Ichitan Group PCL.................................    730,200     253,396
    Indorama Ventures PCL............................. 11,108,100   6,528,233
    Intouch Holdings PCL..............................  2,158,600   3,398,062
    IRPC PCL.......................................... 42,033,190   5,011,163
*   Italian-Thai Development PCL...................... 11,062,619   2,151,688
*   ITV PCL...........................................    183,700          --
*   JAS Asset PCL.....................................    194,506      19,270
    Jasmine International PCL......................... 24,507,700   2,139,901
    Jay Mart PCL......................................  2,118,175     456,446
    Jubilee Enterprise PCL............................    102,600      51,397
    Kang Yong Electric PCL............................      3,700      29,718
    Karmarts PCL......................................    198,900      42,304
    Kasikornbank PCL(6888794).........................  1,466,600   6,997,979
    Kasikornbank PCL(6364766).........................  3,095,500  14,683,754
    KCE Electronics PCL...............................  1,869,482   3,989,310
    KGI Securities Thailand PCL.......................  8,870,000     863,852
    Khon Kaen Sugar Industry PCL......................  9,811,680   1,021,464
    Kiatnakin Bank PCL................................  3,833,807   4,264,852
    Krung Thai Bank PCL............................... 15,969,575   7,776,411
    Krungthai Card PCL................................    710,200   1,729,165
    Laguna Resorts & Hotels PCL.......................     10,800       7,103
    Lam Soon Thailand PCL.............................    354,600      39,100
    Land & Houses PCL(6581930)........................  3,326,700     823,936
    Land & Houses PCL(6581941)........................ 11,142,380   2,744,083
    Lanna Resources PCL...............................  1,433,750     361,121
    LH Financial Group PCL............................ 16,916,427     738,533
    Loxley PCL........................................  8,706,235     657,856
    LPN Development PCL(B00PXK5)......................    301,300     123,952

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    LPN Development PCL(B00Q643)......................  7,771,200 $ 3,196,995
    Major Cineplex Group PCL..........................  3,836,000   3,005,891
    Maybank Kim Eng Securities Thailand PCL...........    272,400     176,099
    MBK PCL...........................................  3,759,900   1,462,607
    MCOT PCL..........................................  1,618,300     396,281
    Mega Lifesciences PCL.............................    710,800     316,287
*   Millcon Steel PCL.................................    361,600      11,739
    Minor International PCL...........................  5,905,057   5,577,435
    MK Real Estate Development PCL....................  2,044,900     246,081
    MK Restaurants Group PCL..........................    254,200     380,598
    Modernform Group PCL..............................    657,600     142,626
    Mono Technology PCL...............................    732,700      41,420
    Muang Thai Insurance PCL..........................     19,800      82,286
    Muramoto Electron Thailand PCL....................      7,400      57,779
    Namyong Terminal PCL..............................    214,200      86,921
    Nation Multimedia Group PCL....................... 11,246,400     431,192
    Noble Development PCL.............................     97,500      32,061
*   Nok Airlines PCL..................................    303,000      63,174
    Padaeng Industry PCL..............................    192,800      56,654
    Polyplex Thailand PCL.............................  2,406,300     434,356
*   Precious Shipping PCL.............................  6,121,500     842,868
    Premier Marketing PCL.............................  1,034,000     292,266
    President Bakery PCL..............................      1,800       2,456
    Property Perfect PCL.............................. 30,502,100     674,363
    Pruksa Real Estate PCL............................  7,252,000   5,124,551
    PTG Energy PCL....................................  7,201,800   2,801,512
    PTT Exploration & Production PCL..................  9,182,869  14,648,388
    PTT Global Chemical PCL...........................  4,773,611   7,180,622
    PTT PCL...........................................  5,046,680  33,331,462
    Quality Houses PCL................................ 37,478,304   2,286,510
*   Raimon Land PCL................................... 16,410,000     597,020
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................  1,684,501   2,345,314
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    731,100   1,017,903
    Ratchthani Leasing PCL............................  8,082,100     750,929
    Regional Container Lines PCL......................  3,962,900     587,795
    Robinson Department Store PCL.....................  1,207,600   1,301,129
    Rojana Industrial Park PCL........................  5,194,912     741,455
    RS PCL............................................  5,118,100   1,303,427
    Saha-Union PCL....................................    630,900     657,693
*   Sahaviriya Steel Industries PCL................... 72,645,680      81,322
    Samart Corp. PCL..................................  4,930,800   2,621,849
    Samart I-Mobile PCL............................... 14,498,900     466,627
    Samart Telcoms PCL................................  2,589,700   1,159,594
    Sansiri PCL....................................... 83,506,885   3,528,871
    SC Asset Corp PCL................................. 19,406,216   1,574,982
    Siam Cement PCL (The)(6609906)....................    135,800   1,641,799
    Siam Cement PCL (The)(6609928)....................    772,300   9,336,979
    Siam City Cement PCL(6806387).....................    401,000   3,108,571
    Siam City Cement PCL(6363194).....................     19,700     152,715
    Siam Commercial Bank PCL (The)....................  3,757,469  13,670,215
    Siam Future Development PCL.......................  6,714,625   1,155,669
    Siam Global House PCL.............................  6,070,662   1,529,027
    Siamgas & Petrochemicals PCL......................  4,263,600   1,240,927

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
*   Singha Estate PCL.................................    502,000 $    78,674
    Sino-Thai Engineering & Construction PCL..........  3,788,371   2,290,039
    SNC Former PCL....................................    954,900     366,113
    Somboon Advance Technology PCL....................  2,101,225     899,706
    SPCG PCL..........................................  3,308,700   1,888,966
    Sri Ayudhya Capital PCL...........................    230,700     225,971
    Sri Trang Agro-Industry PCL.......................  7,511,000   2,186,088
    Sriracha Construction PCL.........................  1,204,200     427,995
    Srisawad Power 1979 PCL Class F...................    691,100     909,024
    Srithai Superware PCL............................. 10,725,900     642,368
*   Stars Microelectronics Thailand PCL...............    663,900     250,826
    STP & I PCL.......................................  5,973,333   1,663,322
    Supalai PCL.......................................  8,709,000   4,435,844
    Susco PCL.........................................  2,397,300     191,878
*   SVI PCL...........................................  7,245,328   1,135,488
    Symphony Communication PCL........................    492,100     118,437
    Syntec Construction PCL...........................  4,342,800     367,040
*   Tata Steel Thailand PCL........................... 19,123,600     272,946
    Thai Agro Energy PCL..............................    279,230      25,319
*   Thai Airways International PCL....................  8,159,937   1,883,985
*   Thai Carbon Black PCL.............................    157,300      89,364
    Thai Central Chemical PCL.........................    233,100     164,718
    Thai Metal Trade PCL..............................    396,500      97,648
    Thai Oil PCL......................................  2,598,900   4,673,038
    Thai Rayon PCL....................................     20,400      20,695
*   Thai Reinsurance PCL..............................    148,000      11,183
    Thai Rung Union Car PCL...........................    526,800      56,908
    Thai Stanley Electric PCL(B01GKK6)................    150,500     737,074
    Thai Stanley Electric PCL(B01GKM8)................      5,600      27,426
    Thai Union Group PCL.............................. 13,044,060   6,716,874
    Thai Vegetable Oil PCL............................  3,095,625   1,983,903
    Thai-German Ceramic Industry PCL..................  4,086,200     290,462
    Thaicom PCL.......................................  3,638,500   2,723,847
    Thaire Life Assurance PCL.........................    636,800     174,649
    Thanachart Capital PCL............................  4,999,600   5,281,883
    Thitikorn PCL.....................................    849,200     235,278
    Thoresen Thai Agencies PCL........................  6,290,300   1,355,497
    Ticon Industrial Connection PCL...................  3,182,324   1,033,092
    Tipco Asphalt PCL.................................  3,021,800   2,811,862
*   TIPCO Foods PCL...................................    657,900     307,477
    Tisco Financial Group PCL(B3KFW10)................    356,890     421,986
    Tisco Financial Group PCL(B3KFW76)................  2,820,400   3,334,832
    TMB Bank PCL...................................... 64,734,313   4,674,023
    Total Access Communication PCL(B1YWK08)...........  6,418,200   6,017,203
    Total Access Communication PCL(B231MK7)...........    200,000     187,504
    TPI Polene PCL.................................... 76,419,210   4,790,570
    TRC Construction PCL..............................  5,221,600     330,254
*   True Corp. PCL.................................... 54,165,293  10,762,571
    TTCL PCL(B5ML0D8).................................    195,104      84,086
    TTCL PCL(BWY4Y10).................................  1,283,668     553,236
    TTW PCL...........................................  9,391,400   2,654,534
*   U City PCL........................................ 43,907,800      36,864
    Union Mosaic Industry PCL (The)...................  1,020,550     113,672

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
    Unique Engineering & Construction PCL.............  3,916,205 $  1,928,922
    Univanich Palm Oil PCL............................    477,000       91,442
    Univentures PCL...................................  5,088,700      854,466
    Vanachai Group PCL................................  5,072,220    2,072,467
    VGI Global Media PCL..............................  5,485,300      589,479
    Vibhavadi Medical Center PCL...................... 46,313,000    2,695,894
    Vinythai PCL......................................  2,363,100      641,491
    Workpoint Entertainment PCL.......................    970,680    1,045,860
                                                                  ------------
TOTAL THAILAND........................................             471,349,433
                                                                  ------------
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A.................    414,286      824,803
#   Adel Kalemcilik Ticaret ve Sanayi A.S.............     24,001      467,736
#*  Afyon Cimento Sanayi TAS..........................    934,511    1,872,210
    Akbank TAS........................................  5,304,515   12,962,965
#   Akcansa Cimento A.S...............................    371,571    1,657,603
#*  Akenerji Elektrik Uretim A.S......................  2,293,998      700,131
#   Akfen Holding A.S.................................    604,251    2,662,130
    Aksa Akrilik Kimya Sanayii A.S....................    948,800    3,309,890
#   Aksigorta A.S.....................................    839,792      455,926
#   Alarko Holding A.S................................    856,065    1,054,689
#   Albaraka Turk Katilim Bankasi A.S.................  2,860,274    1,394,417
#   Alkim Alkali Kimya A.S............................     62,513      290,687
    Anadolu Anonim Tuerk Sigorta Sirketi..............  1,661,495      911,494
#*  Anadolu Cam Sanayii A.S...........................  1,381,903      797,743
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S........    778,741    4,828,694
#   Anadolu Hayat Emeklilik A.S.......................    411,326      767,069
#   Arcelik A.S.......................................  1,686,939    8,812,581
#   Aselsan Elektronik Sanayi Ve Ticaret A.S..........    599,024    3,675,702
*   Asya Katilim Bankasi A.S..........................  2,774,013      533,604
    Aygaz A.S.........................................    386,924    1,322,804
#   Bagfas Bandirma Gubre Fabrik A.S..................    133,187      594,423
    Baticim Bati Anadolu Cimento Sanayii A.S..........    206,318      452,840
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.  1,083,806    1,092,800
    BIM Birlesik Magazalar A.S........................    736,576   12,466,205
#   Bizim Toptan Satis Magazalari A.S.................    127,698      566,121
#   Bolu Cimento Sanayii A.S..........................    743,086    1,284,720
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....    534,690    1,134,455
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.......     80,744    2,291,304
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...    518,441    1,286,993
    Bursa Cimento Fabrikasi A.S.......................    201,688      276,835
#   Celebi Hava Servisi A.S...........................    102,022    1,231,847
    Cimsa Cimento Sanayi VE Ticaret A.S...............    577,353    2,816,901
#   Coca-Cola Icecek A.S..............................    375,669    4,173,873
#*  Deva Holding A.S..................................    216,864      290,098
#*  Dogan Sirketler Grubu Holding A.S.................  6,960,066    1,276,229
    Dogus Otomotiv Servis ve Ticaret A.S..............    719,228    2,655,706
#   Eczacibasi Yatirim Holding Ortakligi A.S..........    329,379    1,364,960
#   EGE Endustri VE Ticaret A.S.......................     24,008    2,542,249
    EGE Seramik Sanayi ve Ticaret A.S.................    722,629    1,027,709
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................  2,252,705    2,309,813

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
TURKEY -- (Continued)
    Enka Insaat ve Sanayi A.S.........................   960,511 $ 1,430,134
    Eregli Demir ve Celik Fabrikalari TAS............. 9,657,880  10,138,137
#*  Fenerbahce Futbol A.S.............................   102,382   1,455,578
    Ford Otomotiv Sanayi A.S..........................   408,030   4,468,660
#*  Global Yatirim Holding A.S........................ 2,331,939   1,291,576
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...    61,429          --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................    84,601   2,185,006
    Goodyear Lastikleri TAS...........................    65,591   1,654,066
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....   848,575     604,876
#   GSD Holding A.S................................... 1,982,878     666,995
#   Gubre Fabrikalari TAS............................. 1,298,883   2,460,871
*   Hurriyet Gazetecilik ve Matbaacilik A.S...........   545,896     103,816
#*  Ihlas Holding A.S................................. 7,412,199     575,261
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi
      ve Ticaret A.S..................................    88,652     192,836
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.............................................   753,290     283,889
    Is Finansal Kiralama A.S.......................... 1,108,063     307,686
    Is Yatirim Menkul Degerler A.S. Class A...........   201,635      71,061
#*  Izmir Demir Celik Sanayi A.S......................   942,393     639,699
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.................................... 1,453,104     680,711
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................   725,472     399,698
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 5,499,149   2,037,722
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............ 2,575,913   1,251,517
#*  Kartonsan Karton Sanayi ve Ticaret A.S............     4,506     432,506
    KOC Holding A.S................................... 1,194,644   4,794,944
#   Konya Cimento Sanayii A.S.........................     9,608   1,043,831
#   Koza Altin Isletmeleri A.S........................   360,047   1,533,758
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S..... 1,358,132     510,696
    Mardin Cimento Sanayii ve Ticaret A.S.............   444,720     536,064
*   Metro Ticari ve Mali Yatirimlar Holding A.S....... 2,312,918     494,324
#*  Migros Ticaret A.S................................   255,179   1,383,697
#*  NET Holding A.S................................... 1,111,105   1,217,282
#*  Netas Telekomunikasyon A.S........................   278,550     989,106
    Nuh Cimento Sanayi A.S............................   212,770     730,535
#   Otokar Otomotiv Ve Savunma Sanayi A.S.............   140,276   4,571,953
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................   722,150     596,070
#*  Petkim Petrokimya Holding A.S..................... 4,149,025   4,903,464
    Pinar Entegre Et ve Un Sanayi A.S.................    85,871     323,050
    Pinar SUT Mamulleri Sanayii A.S...................   109,189     543,449
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   354,374     428,432
#*  Sekerbank TAS..................................... 3,915,606   2,034,100
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.......... 1,306,088   1,026,869
    Soda Sanayii A.S.................................. 1,336,320   2,094,582
#*  Tat Gida Sanayi A.S...............................   809,373   1,446,188
    TAV Havalimanlari Holding A.S..................... 1,060,227   6,291,919
#   Tekfen Holding A.S................................ 1,424,920   1,862,337
#   Teknosa Ic Ve Dis Ticaret A.S.....................   102,667     212,530
    Tofas Turk Otomobil Fabrikasi A.S................. 1,087,576   7,521,155
#   Trakya Cam Sanayii A.S............................ 3,700,217   2,110,782
#*  Tumosan Motor ve Traktor Sanayi A.S...............   282,503   1,008,271
*   Tupras Turkiye Petrol Rafinerileri A.S............   526,293  13,378,211
#   Turcas Petrol A.S................................. 1,168,389     574,516
#*  Turk Hava Yollari AO.............................. 8,416,492  20,900,051

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES       VALUE++
                                                     --------- ---------------
TURKEY -- (Continued)
    Turk Telekomunikasyon A.S....................... 1,815,924 $     3,326,462
#   Turk Traktor ve Ziraat Makineleri A.S...........   111,257       2,734,955
#   Turkcell Iletisim Hizmetleri A.S................ 2,913,708      10,393,498
#   Turkcell Iletisim Hizmetleri A.S. ADR...........   291,527       2,582,929
    Turkiye Garanti Bankasi A.S..................... 8,155,637      20,610,046
    Turkiye Halk Bankasi A.S........................ 2,851,258       9,869,069
#   Turkiye Is Bankasi Class C...................... 7,901,665      12,408,536
#   Turkiye Sinai Kalkinma Bankasi A.S.............. 7,634,388       3,805,498
    Turkiye Sise ve Cam Fabrikalari A.S............. 6,910,122       7,011,156
#   Turkiye Vakiflar Bankasi Tao Class D............ 6,181,542       7,923,185
#   Ulker Biskuvi Sanayi A.S........................   883,673       5,653,888
#*  Vestel Elektronik Sanayi ve Ticaret A.S......... 1,036,480       1,819,992
#   Yapi ve Kredi Bankasi A.S....................... 4,280,899       5,396,583
#*  Zorlu Enerji Elektrik Uretim A.S................ 2,308,574       1,206,560
                                                               ---------------
TOTAL TURKEY........................................               303,575,783
                                                               ---------------
TOTAL COMMON STOCKS.................................            13,294,674,506
                                                               ---------------
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
    Alpargatas SA................................... 1,032,560       1,884,291
    Banco ABC Brasil SA.............................   868,385       1,751,401
    Banco Bradesco SA............................... 4,381,066      20,015,981
    Banco Bradesco SA ADR........................... 4,268,178      19,505,573
    Banco Daycoval SA...............................   181,994         398,370
    Banco do Estado do Rio Grande do Sul SA Class B. 2,107,233       2,351,292
    Banco Pan SA.................................... 1,370,328         600,038
    Banco Pine SA...................................   192,365         174,356
    Banco Sofisa SA.................................    54,700          35,710
    Braskem SA Class A..............................   421,175       2,536,173
    Centrais Eletricas Brasileiras SA Class B....... 1,398,872       3,525,035
    Centrais Eletricas Santa Catarina...............    64,363         147,505
    Cia Brasileira de Distribuicao..................   859,073       8,230,403
    Cia de Gas de Sao Paulo - COMGAS Class A........   140,809       1,424,922
    Cia de Saneamento do Parana.....................   101,300          66,791
    Cia de Transmissao de Energia Eletrica Paulista.   389,993       4,455,239
    Cia Energetica de Minas Gerais.................. 3,697,590       5,477,245
    Cia Energetica de Sao Paulo Class B............. 1,263,642       4,181,540
    Cia Energetica do Ceara Class A.................    74,530         609,802
    Cia Ferro Ligas da Bahia - Ferbasa..............   286,682         442,458
    Cia Paranaense de Energia.......................   569,641       3,150,631
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA...................................... 1,134,586       2,241,178
    Eucatex SA Industria e Comercio.................    87,459          51,966
    Gerdau SA....................................... 2,391,827       2,163,387
*   Gol Linhas Aereas Inteligentes SA...............   763,866         293,299
    Itau Unibanco Holding SA........................ 9,694,322      60,896,712
    Itau Unibanco Holding SA ADR.................... 5,918,551      37,227,685
    Lojas Americanas SA............................. 3,250,740      15,190,987
    Marcopolo SA.................................... 3,407,718       1,733,917
*   Oi SA...........................................   798,773         330,502
    Parana Banco SA.................................    10,800          19,010
*   Petroleo Brasileiro SA.......................... 4,748,820       5,791,750
*   Petroleo Brasileiro SA Sponsored ADR............ 4,323,435      10,505,947

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
BRAZIL -- (Continued)
    Randon SA Implementos e Participacoes............. 1,730,395 $    952,887
    Suzano Papel e Celulose SA Class A................ 2,664,939   10,629,759
    Telefonica Brasil SA..............................   894,497    7,792,030
    Unipar Carbocloro SA Class B......................   153,900      159,031
    Usinas Siderurgicas de Minas Gerais SA Class A.... 3,930,194      839,920
    Vale SA........................................... 3,875,217    7,054,672
    Vale SA Sponsored ADR............................. 1,532,185    2,834,542
                                                                 ------------
TOTAL BRAZIL..........................................            247,673,937
                                                                 ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B......................    31,402       44,504
    Embotelladora Andina SA...........................   139,928      339,519
    Embotelladora Andina SA Class B...................   640,245    1,800,848
    Sociedad Quimica y Minera de Chile SA Class B.....    11,313      182,119
                                                                 ------------
TOTAL CHILE...........................................              2,366,990
                                                                 ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA............................... 1,244,236      585,634
    Banco Davivienda SA...............................   538,607    3,800,195
    Bancolombia SA....................................   262,109    1,914,813
    Grupo Argos SA....................................     4,567       22,651
    Grupo Aval Acciones y Valores SA.................. 6,549,273    2,104,945
    Grupo de Inversiones Suramericana SA..............   211,797    2,226,046
                                                                 ------------
TOTAL COLOMBIA........................................             10,654,284
                                                                 ------------
TOTAL PREFERRED STOCKS................................            260,695,211
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16...............    49,800       14,268
*   Banco Bradesco SA Rights 02/05/16.................   143,512       32,292
*   Banco Bradesco SA Rights 02/05/16.................    92,724        9,273
*   Minerva SA Rights 02/25/16........................   718,271        1,796
                                                                 ------------
TOTAL BRAZIL..........................................                 57,629
                                                                 ------------
CHILE -- (0.0%)
*   Clinica Las Condes SA Rights 02/10/16.............         4           --
                                                                 ------------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16........   591,850        1,369
*   Coolpad Group, Ltd. Rights 03/02/16............... 2,250,000       23,134
                                                                 ------------
TOTAL CHINA...........................................                 24,503
                                                                 ------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19........................................   141,987       11,789
*   Eastern & Oriental Bhd Warrants 07/21/19.......... 1,268,443       54,951
*   LBS Bina Group Bhd Warrants 10/04/20..............   590,450       36,948
*   VS Industry Bhd Warrants 01/06/19................. 1,454,710      145,296

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
MALAYSIA -- (Continued)
*     WCT Holdings Bhd Warrants 08/27/20............    231,625 $        10,034
                                                                ---------------
TOTAL MALAYSIA......................................                    259,018
                                                                ---------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15.......................  1,003,528              --
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     Daekyung Machinery & Engineering Co., Ltd.
        Rights 03/04/2016...........................     53,901          12,363
*     Samsung Engineering Co., Ltd. Rights 02/12/16.    227,022         859,688
                                                                ---------------
TOTAL SOUTH KOREA...................................                    872,051
                                                                ---------------
TAIWAN -- (0.0%)
*     Eclat Textile Co., Ltd. Rights 02/16/16.......     16,312          74,128
*     Wafer Works Corp. Rights......................    203,524           1,832
                                                                ---------------
TOTAL TAIWAN........................................                     75,960
                                                                ---------------
THAILAND -- (0.0%)
*     Jay Mart PCL Rights 10/30/15..................    359,815              --
                                                                ---------------
TOTAL THAILAND......................................                         --
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                  1,289,161
                                                                ---------------

                                                        FACE
                                                       AMOUNT
                                                       (000)
                                                     ----------
BONDS -- (0.0%)

INDIA -- (0.0%)
*     NTPC, Ltd., 8.490%............................ 56,230,000         889,375
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................             13,557,548,253
                                                                ---------------

                                                       SHARES       VALUE+
                                                     ---------- ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund................ 89,260,052   1,032,738,801
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,012,272,362)^^..........................            $14,590,287,054
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $  170,896,369 $   562,241,808   --    $   733,138,177
    Chile...............     68,253,957     144,254,725   --        212,508,682
    China...............    192,766,072   1,768,022,873   --      1,960,788,945
    Colombia............     51,633,470              --   --         51,633,470
    Czech Republic......             --      28,355,734   --         28,355,734
    Egypt...............             --      11,571,341   --         11,571,341
    Greece..............             --      43,249,165   --         43,249,165
    Hong Kong...........             --         100,681   --            100,681
    Hungary.............        246,201      42,752,986   --         42,999,187
    India...............    113,379,601   1,711,100,986   --      1,824,480,587
    Indonesia...........     22,220,563     425,607,952   --        447,828,515
    Malaysia............          8,973     655,255,143   --        655,264,116
    Mexico..............    711,815,788           1,077   --        711,816,865
    Peru................     15,416,485              --   --         15,416,485
    Philippines.........      7,422,134     236,150,795   --        243,572,929
    Poland..............             --     238,605,526   --        238,605,526
    Russia..............      5,941,724     168,187,364   --        174,129,088
    South Africa........    147,196,553     945,885,740   --      1,093,082,293
    South Korea.........     63,486,288   1,931,557,390   --      1,995,043,678
    Taiwan..............    118,391,057   1,917,772,769   --      2,036,163,826
    Thailand............    471,196,669         152,764   --        471,349,433
    Turkey..............      2,582,929     300,992,854   --        303,575,783
 Preferred Stocks
    Brazil..............     70,073,747     177,600,190   --        247,673,937
    Chile...............             --       2,366,990   --          2,366,990
    Colombia............     10,654,284              --   --         10,654,284
 Rights/Warrants
    Brazil..............             --          57,629   --             57,629
    Chile...............             --              --   --                 --
    China...............             --          24,503   --             24,503
    Malaysia............             --         259,018   --            259,018
    Poland..............             --              --   --                 --
    South Korea.........             --         872,051   --            872,051
    Taiwan..............             --          75,960   --             75,960
    Thailand............             --              --   --                 --
 Bonds
    India...............             --         889,375   --            889,375
 Securities Lending
   Collateral...........             --   1,032,738,801   --      1,032,738,801
 Futures Contracts**....      4,450,711              --   --          4,450,711
                         -------------- ---------------   --    ---------------
 TOTAL.................. $2,248,033,575 $12,346,704,190   --    $14,594,737,765
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (96.9%)

Consumer Discretionary -- (15.0%)
    Advance Auto Parts, Inc...........................   3,688 $  560,760
*   Amazon.com, Inc...................................  14,047  8,245,589
*   AMC Networks, Inc. Class A........................   2,048    149,074
    Aramark...........................................  12,791    408,672
#   Autoliv, Inc......................................   4,968    510,611
*   AutoNation, Inc...................................   9,889    427,699
*   AutoZone, Inc.....................................     742    569,403
#*  Bed Bath & Beyond, Inc............................  10,463    451,688
    Best Buy Co., Inc.................................  30,539    852,954
    BorgWarner, Inc...................................  12,726    373,635
*   Bright Horizons Family Solutions, Inc.............   2,100    147,357
    Brinker International, Inc........................   2,427    120,719
    Brunswick Corp....................................   6,563    261,536
*   Burlington Stores, Inc............................   4,837    259,892
#*  Cabela's, Inc.....................................   2,721    114,472
    Cable One, Inc....................................     261    112,227
    Cablevision Systems Corp. Class A.................   8,652    276,085
#*  CarMax, Inc.......................................  12,149    536,743
    Carnival Corp.....................................   7,483    360,157
    Carter's, Inc.....................................   2,404    233,717
    CBS Corp. Class B.................................  16,667    791,683
#*  Charter Communications, Inc. Class A..............   2,978    510,310
#*  Chipotle Mexican Grill, Inc.......................   1,176    532,693
    Cinemark Holdings, Inc............................   9,774    288,235
#   Clear Channel Outdoor Holdings, Inc. Class A......   1,800      9,090
    Coach, Inc........................................  13,279    491,987
#   Columbia Sportswear Co............................   3,465    191,199
    Comcast Corp. Class A............................. 116,034  6,464,254
    Dana Holding Corp.................................   3,382     40,212
    Darden Restaurants, Inc...........................   8,233    519,173
    Delphi Automotive P.L.C...........................   9,334    606,150
    Dick's Sporting Goods, Inc........................   5,782    225,961
#   Dillard's, Inc. Class A...........................   3,786    266,572
#*  Discovery Communications, Inc. Class A............   7,368    203,283
*   Discovery Communications, Inc. Class C............  11,285    307,065
*   DISH Network Corp. Class A........................   7,263    350,585
    Dollar General Corp...............................  10,554    792,183
*   Dollar Tree, Inc..................................   5,698    463,361
    Domino's Pizza, Inc...............................   1,539    175,338
    DR Horton, Inc....................................  22,373    615,481
#   Dunkin' Brands Group, Inc.........................   4,588    180,584
    Expedia, Inc......................................   4,362    440,736
    Foot Locker, Inc..................................   7,833    529,197
    Ford Motor Co..................................... 176,404  2,106,264
#*  Fossil Group, Inc.................................   2,756     89,846
#   GameStop Corp. Class A............................  11,644    305,189
    Gannett Co., Inc..................................   5,749     85,315
#   Gap, Inc. (The)...................................  15,757    389,513
#   Garmin, Ltd.......................................  11,046    388,598
    General Motors Co.................................  57,104  1,692,563
    Gentex Corp.......................................  27,258    373,162

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CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Genuine Parts Co..................................  8,827 $  760,623
    GNC Holdings, Inc. Class A........................  5,821    163,046
    Goodyear Tire & Rubber Co. (The).................. 23,824    676,840
#*  GoPro, Inc. Class A...............................  4,950     56,678
    Graham Holdings Co. Class B.......................    261    126,504
    H&R Block, Inc....................................  9,710    330,626
    Hanesbrands, Inc.................................. 11,389    348,162
#   Harley-Davidson, Inc.............................. 11,167    446,680
    Harman International Industries, Inc..............  5,046    375,372
#   Hasbro, Inc.......................................  4,480    332,774
    Hilton Worldwide Holdings, Inc.................... 15,872    282,680
    Home Depot, Inc. (The)............................ 45,356  5,703,971
    HSN, Inc..........................................  2,427    114,215
*   Hyatt Hotels Corp. Class A........................  1,277     49,394
    International Game Technology P.L.C...............  1,034     14,962
    Interpublic Group of Cos., Inc. (The)............. 16,424    368,555
*   J Alexander's Holdings, Inc.......................    271      2,556
    Johnson Controls, Inc............................. 25,841    926,917
#   Kohl's Corp....................................... 16,691    830,377
    L Brands, Inc.....................................  6,464    621,514
    Las Vegas Sands Corp.............................. 13,140    592,614
    Lear Corp.........................................  6,495    674,376
    Leggett & Platt, Inc..............................  5,023    208,505
#   Lennar Corp. Class A.............................. 10,908    459,772
    Lennar Corp. Class B..............................    760     26,334
*   Liberty Broadband Corp. Class A...................  1,392     66,259
*   Liberty Broadband Corp. Class C...................  4,032    189,504
*   Liberty Interactive Corp., QVC Group Class A...... 26,528    691,320
*   Liberty Media Corp. Class A.......................  4,637    169,807
*   Liberty Media Corp. Class C.......................  8,772    312,195
*   Liberty Ventures Series A.........................  9,216    362,465
#   Lions Gate Entertainment Corp.....................  4,432    115,897
*   Live Nation Entertainment, Inc.................... 12,378    280,981
*   LKQ Corp.......................................... 22,880    626,912
    Lowe's Cos., Inc.................................. 32,441  2,324,722
#*  Lululemon Athletica, Inc..........................  4,070    252,625
    Macy's, Inc....................................... 13,440    543,110
*   Madison Square Garden Co. (The) Class A...........  1,675    258,084
#   Marriott International, Inc. Class A..............  6,612    405,183
#   Mattel, Inc....................................... 20,975    578,700
    McDonald's Corp................................... 32,879  4,069,763
*   MGM Resorts International......................... 38,528    773,642
*   Michael Kors Holdings, Ltd........................ 11,676    465,872
*   Michaels Cos., Inc. (The).........................  5,373    117,131
*   Mohawk Industries, Inc............................  4,526    753,172
*   MSG Networks, Inc. Class A........................  3,882     67,896
*   Netflix, Inc......................................  6,814    625,798
    Newell Rubbermaid, Inc............................  9,541    370,000
    News Corp. Class A................................ 14,372    186,405
    News Corp. Class B................................  8,381    111,886
    NIKE, Inc. Class B................................ 42,548  2,638,401
#   Nordstrom, Inc.................................... 10,130    497,383
*   Norwegian Cruise Line Holdings, Ltd............... 11,726    532,009

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   NVR, Inc..........................................    285 $  470,535
*   O'Reilly Automotive, Inc..........................  3,628    946,545
*   Office Depot, Inc................................. 25,800    132,870
    Omnicom Group, Inc................................  9,706    711,935
*   Panera Bread Co. Class A..........................  1,589    308,266
*   Penn National Gaming, Inc.........................  1,617     22,848
    Penske Automotive Group, Inc......................  8,659    271,633
#   Polaris Industries, Inc...........................  2,175    160,602
*   Priceline Group, Inc. (The).......................  1,457  1,551,661
    PulteGroup, Inc................................... 21,110    353,804
    PVH Corp..........................................  3,166    232,321
    Ralph Lauren Corp.................................  4,280    481,500
    Restaurant Brands International, Inc..............  6,208    208,465
*   Restoration Hardware Holdings, Inc................  2,300    141,726
    Ross Stores, Inc.................................. 13,648    767,836
    Royal Caribbean Cruises, Ltd......................  9,548    782,554
*   Sally Beauty Holdings, Inc........................  7,653    210,917
    Scripps Networks Interactive, Inc. Class A........  3,845    234,430
    Service Corp. International....................... 19,206    464,593
*   ServiceMaster Global Holdings, Inc................ 12,580    531,002
    Signet Jewelers, Ltd..............................  3,851    446,716
    Sinclair Broadcast Group, Inc. Class A............  1,610     53,130
#*  Sirius XM Holdings, Inc........................... 82,261    304,366
    Six Flags Entertainment Corp......................  5,943    298,755
*   Skechers U.S.A., Inc. Class A.....................  9,536    268,820
    Staples, Inc...................................... 24,884    221,965
    Starbucks Corp.................................... 52,173  3,170,553
    Starwood Hotels & Resorts Worldwide, Inc..........  5,446    338,959
*   Starz Class A.....................................  5,895    167,595
    Target Corp....................................... 23,684  1,715,195
    TEGNA, Inc........................................ 18,675    448,387
*   Tempur Sealy International, Inc...................  3,901    235,386
*   Tenneco, Inc......................................  1,040     39,738
#*  Tesla Motors, Inc.................................  1,104    211,085
    Tiffany & Co......................................  6,523    416,428
    Time Warner Cable, Inc............................  3,195    581,522
    Time Warner, Inc.................................. 31,839  2,242,739
    TJX Cos., Inc. (The).............................. 23,827  1,697,435
*   Toll Brothers, Inc................................  8,603    237,615
*   TopBuild Corp.....................................    983     26,325
    Tractor Supply Co.................................  4,360    385,032
#*  TripAdvisor, Inc..................................  3,155    210,628
    Twenty-First Century Fox, Inc. Class A............ 39,791  1,073,163
    Twenty-First Century Fox, Inc. Class B............ 15,265    413,682
*   Ulta Salon Cosmetics & Fragrance, Inc.............  1,806    327,193
#*  Under Armour, Inc. Class A........................  4,625    395,114
*   Urban Outfitters, Inc.............................  9,708    222,119
    Vail Resorts, Inc.................................  3,067    383,375
    VF Corp...........................................  8,470    530,222
    Viacom, Inc. Class A..............................    134      6,504
    Viacom, Inc. Class B.............................. 11,978    546,676
*   Vista Outdoor, Inc................................  1,260     60,745
    Visteon Corp......................................  3,566    238,494

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The).............................  53,538 $  5,130,011
    Whirlpool Corp....................................   5,969      802,174
    Williams-Sonoma, Inc..............................   3,895      201,216
    Wyndham Worldwide Corp............................   6,569      426,328
#   Wynn Resorts, Ltd.................................   1,086       73,131
    Yum! Brands, Inc..................................  15,380    1,113,051
                                                               ------------
Total Consumer Discretionary..........................          102,927,556
                                                               ------------
Consumer Staples -- (9.6%)
    Altria Group, Inc.................................  67,651    4,134,153
    Archer-Daniels-Midland Co.........................  11,761      415,751
*   Boston Beer Co., Inc. (The) Class A...............     500       89,625
#   Brown-Forman Corp. Class A........................   1,258      133,713
    Brown-Forman Corp. Class B........................   4,019      393,219
    Bunge, Ltd........................................  10,424      646,392
#   Campbell Soup Co..................................   9,379      529,069
    Casey's General Stores, Inc.......................   3,691      445,651
    Church & Dwight Co., Inc..........................   5,295      444,780
    Clorox Co. (The)..................................   4,193      541,107
    Coca-Cola Co. (The)............................... 131,362    5,638,057
    Coca-Cola Enterprises, Inc........................   7,887      366,115
    Colgate-Palmolive Co..............................  29,228    1,973,767
    ConAgra Foods, Inc................................   6,432      267,828
    Constellation Brands, Inc. Class A................   5,633      858,920
    Costco Wholesale Corp.............................  13,557    2,048,734
#   Coty, Inc. Class A................................   2,794       68,760
    CVS Health Corp...................................  43,805    4,231,125
    Dr Pepper Snapple Group, Inc......................   6,709      629,573
    Edgewell Personal Care Co.........................   3,245      240,162
    Energizer Holdings, Inc...........................   1,436       46,009
    Estee Lauder Cos., Inc. (The) Class A.............   7,550      643,638
    Flowers Foods, Inc................................  14,813      304,259
    General Mills, Inc................................  18,360    1,037,524
#*  Hain Celestial Group, Inc. (The)..................   4,145      150,795
*   Herbalife, Ltd....................................   4,493      207,622
    Hershey Co. (The).................................   4,810      423,809
    Hormel Foods Corp.................................   6,877      552,980
    Ingredion, Inc....................................   5,318      535,629
    JM Smucker Co. (The)..............................   7,545      968,174
    Kellogg Co........................................   7,728      567,544
    Keurig Green Mountain, Inc........................   3,387      302,290
    Kimberly-Clark Corp...............................  12,568    1,613,983
    Kraft Heinz Co. (The).............................  14,917    1,164,421
    Kroger Co. (The)..................................  32,479    1,260,510
    McCormick & Co., Inc..............................   3,853      338,948
    Mead Johnson Nutrition Co.........................   6,480      469,735
    Molson Coors Brewing Co. Class B..................   7,747      700,949
    Mondelez International, Inc. Class A..............  64,093    2,762,408
*   Monster Beverage Corp.............................   2,855      385,511
    PepsiCo, Inc......................................  49,312    4,896,682
    Philip Morris International, Inc..................  43,011    3,871,420
#*  Pilgrim's Pride Corp..............................   6,400      141,952
    Pinnacle Foods, Inc...............................   7,238      310,438

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
*   Post Holdings, Inc................................   4,836 $   282,906
#   PriceSmart, Inc...................................     408      31,236
    Procter & Gamble Co. (The)........................  77,925   6,365,693
    Reynolds American, Inc............................  27,846   1,390,908
*   Rite Aid Corp.....................................  32,439     252,700
*   Seaboard Corp.....................................       4      11,508
    Spectrum Brands Holdings, Inc.....................   2,872     272,955
*   Sprouts Farmers Market, Inc.......................   6,616     150,845
    Sysco Corp........................................  17,298     688,633
*   TreeHouse Foods, Inc..............................     667      52,933
    Tyson Foods, Inc. Class A.........................  12,217     651,899
    Wal-Mart Stores, Inc..............................  68,237   4,528,207
    Walgreens Boots Alliance, Inc.....................  27,052   2,156,585
*   WhiteWave Foods Co. (The).........................   5,830     220,083
#   Whole Foods Market, Inc...........................  25,827     756,989
                                                               -----------
Total Consumer Staples................................          65,567,811
                                                               -----------
Energy -- (5.6%)
    Anadarko Petroleum Corp...........................   9,318     364,241
#*  Antero Resources Corp.............................   4,727     128,433
    Apache Corp.......................................  14,712     625,849
    Baker Hughes, Inc.................................   4,244     184,656
    Cabot Oil & Gas Corp..............................  10,219     212,044
*   Cameron International Corp........................  11,460     752,464
    Cheniere Energy Partners L.P. Holdings LLC........   1,870      27,919
*   Cheniere Energy, Inc..............................   5,685     170,834
#   Chesapeake Energy Corp............................  15,203      51,538
    Chevron Corp......................................  35,740   3,090,438
    Cimarex Energy Co.................................   4,578     425,754
*   Cobalt International Energy, Inc..................   9,130      34,603
    Columbia Pipeline Group, Inc......................   6,046     112,153
*   Concho Resources, Inc.............................   5,024     477,933
    ConocoPhillips....................................  23,088     902,279
#*  Continental Resources, Inc........................  12,392     261,595
#   Core Laboratories NV..............................   2,095     206,148
    CVR Energy, Inc...................................   2,172      76,063
#   Denbury Resources, Inc............................   6,968      10,870
    Devon Energy Corp.................................   7,917     220,884
#   Diamond Offshore Drilling, Inc....................   2,733      50,806
*   Diamondback Energy, Inc...........................   4,175     315,421
    Energen Corp......................................   1,087      38,339
#   EnLink Midstream LLC..............................   4,706      59,531
    EOG Resources, Inc................................  21,951   1,558,960
    EQT Corp..........................................   3,662     226,092
    Exxon Mobil Corp.................................. 137,263  10,685,925
*   FMC Technologies, Inc.............................  19,872     499,781
*   Gulfport Energy Corp..............................   2,193      64,803
    Halliburton Co....................................  28,621     909,862
#   Helmerich & Payne, Inc............................   7,548     383,438
    Hess Corp.........................................  12,096     514,080
    HollyFrontier Corp................................  11,583     405,058
    Kinder Morgan, Inc................................  37,476     616,480
#   LinnCo LLC........................................   2,321       2,298

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
    Marathon Oil Corp.................................  27,596 $   268,509
    Marathon Petroleum Corp...........................  27,546   1,151,147
#   Murphy Oil Corp...................................   4,485      87,951
    Nabors Industries, Ltd............................   8,792      64,709
    National Oilwell Varco, Inc.......................  14,809     481,885
*   Newfield Exploration Co...........................   9,834     285,874
#   Noble Corp. P.L.C.................................   4,704      36,644
    Noble Energy, Inc.................................  21,368     691,682
    Occidental Petroleum Corp.........................  14,510     998,723
    Oceaneering International, Inc....................   2,631      89,059
    ONEOK, Inc........................................   8,340     207,749
    Phillips 66.......................................  18,052   1,446,868
    Pioneer Natural Resources Co......................   4,467     553,685
#   Range Resources Corp..............................   8,910     263,380
    Schlumberger, Ltd.................................  40,249   2,908,795
#*  Southwestern Energy Co............................   5,510      48,984
    Spectra Energy Corp...............................  16,933     464,811
    Targa Resources Corp..............................   5,372     120,709
    Tesoro Corp.......................................  12,110   1,056,598
#   Transocean, Ltd...................................  19,995     208,348
    Valero Energy Corp................................  22,734   1,542,957
*   Weatherford International P.L.C...................  31,216     210,396
    Western Refining, Inc.............................  10,751     353,708
*   Whiting Petroleum Corp............................   4,398      32,325
    Williams Cos., Inc. (The).........................  21,858     421,859
                                                               -----------
Total Energy..........................................          38,664,927
                                                               -----------
Financials -- (12.1%)
*   Affiliated Managers Group, Inc....................   2,630     352,920
    Aflac, Inc........................................  13,727     795,617
*   Alleghany Corp....................................     620     296,310
    Allied World Assurance Co. Holdings AG............   1,408      51,519
    Allstate Corp. (The)..............................  12,719     770,771
*   Ally Financial, Inc...............................  36,129     572,645
#*  Altisource Portfolio Solutions SA.................     400      11,560
    American Express Co...............................  34,116   1,825,206
    American Financial Group, Inc.....................   5,281     374,845
    American International Group, Inc.................  23,523   1,328,579
    Ameriprise Financial, Inc.........................   7,809     707,886
    AmTrust Financial Services, Inc...................   7,110     406,621
    Aon P.L.C.........................................   8,930     784,322
*   Arch Capital Group, Ltd...........................   6,195     418,472
    Arthur J Gallagher & Co...........................   7,018     264,158
#   Artisan Partners Asset Management, Inc. Class A...     408      12,770
    Assurant, Inc.....................................   4,309     350,365
    Assured Guaranty, Ltd.............................  11,966     284,551
    Axis Capital Holdings, Ltd........................   4,714     254,132
    Bank of America Corp.............................. 216,861   3,066,415
    Bank of New York Mellon Corp. (The)...............  20,904     757,143
    Bank of the Ozarks, Inc...........................   5,759     255,354
    BB&T Corp.........................................  15,473     505,348
*   Berkshire Hathaway, Inc. Class B..................  50,626   6,569,736
    BlackRock, Inc....................................   2,275     714,942

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   BOK Financial Corp................................   2,945 $  147,279
    Brown & Brown, Inc................................  11,237    339,919
    Capital One Financial Corp........................  18,149  1,190,937
    CBOE Holdings, Inc................................   5,336    355,484
*   CBRE Group, Inc. Class A..........................  19,188    536,688
    Charles Schwab Corp. (The)........................  31,275    798,451
    Chubb, Ltd........................................  11,023  1,246,371
    Cincinnati Financial Corp.........................   7,769    447,727
    CIT Group, Inc....................................   9,915    291,005
    Citigroup, Inc....................................  52,486  2,234,854
    Citizens Financial Group, Inc.....................  20,410    433,713
    CME Group, Inc....................................   6,051    543,682
    CNA Financial Corp................................   1,053     34,991
    Comerica, Inc.....................................   7,016    240,649
#   Commerce Bancshares, Inc..........................   7,862    323,364
#*  Credit Acceptance Corp............................   1,140    204,014
#   Cullen/Frost Bankers, Inc.........................   3,299    157,890
    Discover Financial Services.......................  16,879    772,889
*   E*TRADE Financial Corp............................  14,015    330,193
    East West Bancorp, Inc............................   8,586    278,358
    Eaton Vance Corp..................................   8,879    254,472
    Endurance Specialty Holdings, Ltd.................   3,500    216,755
    Erie Indemnity Co. Class A........................   3,999    384,344
    Everest Re Group, Ltd.............................   1,650    295,251
#   FactSet Research Systems, Inc.....................   1,321    199,075
    Fifth Third Bancorp...............................  39,139    618,396
    First American Financial Corp.....................   8,268    284,171
    First Niagara Financial Group, Inc................   6,123     59,944
    First Republic Bank...............................   8,813    599,284
    FirstMerit Corp...................................   2,975     57,656
    FNF Group.........................................   9,614    311,301
*   FNFV Group........................................   1,571     14,736
*   Forest City Realty Trust, Inc. Class A............   6,993    137,762
    Franklin Resources, Inc...........................  15,782    547,004
    Goldman Sachs Group, Inc. (The)...................   7,145  1,154,346
    Hartford Financial Services Group, Inc. (The).....  15,753    632,956
*   Howard Hughes Corp. (The).........................   2,011    191,105
    Huntington Bancshares, Inc........................  48,447    415,675
    Intercontinental Exchange, Inc....................   3,520    928,576
    Invesco, Ltd......................................  25,930    776,085
    Investors Bancorp, Inc............................  16,026    187,344
    Jones Lang LaSalle, Inc...........................   3,356    472,256
    JPMorgan Chase & Co............................... 102,271  6,085,125
    KeyCorp...........................................  30,364    338,862
    Legg Mason, Inc...................................   2,187     66,966
    Leucadia National Corp............................  14,049    232,651
    Lincoln National Corp.............................  11,588    457,262
    Loews Corp........................................  13,929    515,512
#   LPL Financial Holdings, Inc.......................   7,655    232,865
    M&T Bank Corp.....................................   3,027    333,515
*   Markel Corp.......................................     471    395,857
    MarketAxess Holdings, Inc.........................   1,000    116,230
    Marsh & McLennan Cos., Inc........................  19,436  1,036,522

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    McGraw Hill Financial, Inc........................   9,440 $  802,589
    MetLife, Inc......................................  23,648  1,055,883
    Moody's Corp......................................   4,885    435,449
    Morgan Stanley....................................  28,058    726,141
    Morningstar, Inc..................................     688     55,322
    MSCI, Inc.........................................   4,302    296,150
    Nasdaq, Inc.......................................   8,158    505,796
    Navient Corp......................................  43,623    417,036
    New York Community Bancorp, Inc...................  21,740    336,535
    Northern Trust Corp...............................  14,097    875,142
    NorthStar Asset Management Group, Inc.............   5,300     61,162
    Old Republic International Corp...................  16,378    296,114
*   OneMain Holdings, Inc.............................   2,648     69,987
    PacWest Bancorp...................................   7,834    287,586
    PartnerRe, Ltd....................................   2,666    374,306
#   People's United Financial, Inc....................  15,811    227,204
    PNC Financial Services Group, Inc. (The)..........   9,409    815,290
    Popular, Inc......................................   1,497     37,635
    Principal Financial Group, Inc....................  17,761    674,918
    ProAssurance Corp.................................     758     37,991
    Progressive Corp. (The)...........................  38,400  1,200,000
    Prosperity Bancshares, Inc........................   1,306     55,374
    Prudential Financial, Inc.........................   8,777    615,092
    Raymond James Financial, Inc......................   8,533    373,831
*   Realogy Holdings Corp.............................  10,564    346,499
    Regions Financial Corp............................  48,677    395,257
    Reinsurance Group of America, Inc.................   2,388    201,141
    RenaissanceRe Holdings, Ltd.......................   2,695    303,592
*   Santander Consumer USA Holdings, Inc..............  15,949    166,667
    SEI Investments Co................................   5,208    204,362
*   Signature Bank....................................   3,111    433,487
*   SLM Corp..........................................  23,827    152,493
    State Street Corp.................................   8,494    473,371
    SunTrust Banks, Inc...............................  10,381    379,737
*   SVB Financial Group...............................   3,199    324,123
*   Synchrony Financial...............................  41,649  1,183,665
    Synovus Financial Corp............................   5,281    161,229
    T Rowe Price Group, Inc...........................   9,604    681,404
    TD Ameritrade Holding Corp........................   8,864    244,469
    TFS Financial Corp................................   8,617    150,367
    Torchmark Corp....................................   5,952    323,432
    Travelers Cos., Inc. (The)........................  14,325  1,533,348
    U.S. Bancorp......................................  58,651  2,349,559
    Umpqua Holdings Corp..............................   4,585     66,391
    Unum Group........................................  10,301    295,021
    Validus Holdings, Ltd.............................   1,413     62,511
    Voya Financial, Inc...............................   7,839    239,717
    Waddell & Reed Financial, Inc. Class A............   4,900    134,456
    Wells Fargo & Co.................................. 168,439  8,460,691
    White Mountains Insurance Group, Ltd..............     249    177,559
    Willis Towers Watson P.L.C........................   5,844    668,963
    WR Berkley Corp...................................   7,618    382,043
    XL Group P.L.C....................................  11,090    402,123

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    Zions Bancorporation.............................. 12,257 $   277,989
                                                              -----------
Total Financials......................................         82,998,705
                                                              -----------
Health Care -- (13.3%)
    Abbott Laboratories............................... 41,933   1,587,164
    AbbVie, Inc....................................... 51,188   2,810,221
*   ABIOMED, Inc......................................  1,200     102,396
#*  Acadia Healthcare Co., Inc........................  5,578     340,425
    Aetna, Inc........................................ 13,615   1,386,552
    Agilent Technologies, Inc......................... 14,192     534,329
#*  Akorn, Inc........................................  4,201     109,184
*   Alere, Inc........................................  1,649      61,343
*   Alexion Pharmaceuticals, Inc......................  2,819     411,377
*   Align Technology, Inc.............................  3,691     244,123
*   Alkermes P.L.C....................................  2,168      69,398
*   Allergan P.L.C....................................  9,312   2,648,612
*   Alnylam Pharmaceuticals, Inc......................  1,296      89,346
    AmerisourceBergen Corp............................  5,897     528,135
    Amgen, Inc........................................ 25,919   3,958,609
*   Amsurg Corp.......................................  3,395     248,480
*   Anacor Pharmaceuticals, Inc.......................  1,000      75,130
    Anthem, Inc....................................... 10,526   1,373,538
#*  athenahealth, Inc.................................  1,541     218,514
    Baxalta, Inc...................................... 12,412     496,604
    Baxter International, Inc......................... 20,780     760,548
    Becton Dickinson and Co...........................  5,676     825,120
*   Bio-Rad Laboratories, Inc. Class A................    690      88,051
    Bio-Techne Corp...................................  1,853     153,225
*   Biogen, Inc.......................................  6,912   1,887,391
*   BioMarin Pharmaceutical, Inc......................  2,354     174,243
#*  Bluebird Bio, Inc.................................    688      28,456
*   Boston Scientific Corp............................ 30,346     531,965
    Bristol-Myers Squibb Co........................... 36,209   2,250,751
*   Brookdale Senior Living, Inc......................  2,883      46,935
*   Bruker Corp.......................................  2,980      66,543
    Cardinal Health, Inc..............................  9,840     800,681
*   Celgene Corp...................................... 23,927   2,400,357
#*  Centene Corp......................................  5,858     363,548
*   Cerner Corp.......................................  7,842     454,914
    Cigna Corp........................................  7,178     958,981
*   Community Health Systems, Inc..................... 12,156     261,111
#   Cooper Cos., Inc. (The)...........................  1,792     235,021
    CR Bard, Inc......................................  2,872     526,351
*   DaVita HealthCare Partners, Inc................... 15,708   1,054,321
    DENTSPLY International, Inc.......................  5,577     328,430
*   DexCom, Inc.......................................    748      53,317
*   Edwards Lifesciences Corp.........................  6,588     515,248
    Eli Lilly & Co.................................... 26,294   2,079,855
*   Endo International P.L.C..........................  8,404     466,170
*   Envision Healthcare Holdings, Inc................. 12,562     277,620
*   Express Scripts Holding Co........................ 27,768   1,995,686
    Gilead Sciences, Inc.............................. 50,553   4,195,899
*   HCA Holdings, Inc.................................  8,665     602,911

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
*   Health Net, Inc...................................   4,758 $  315,075
    HealthSouth Corp..................................   5,846    209,228
*   Henry Schein, Inc.................................   4,138    626,659
*   Hologic, Inc......................................  11,393    386,678
*   Horizon Pharma P.L.C..............................   2,352     41,160
    Humana, Inc.......................................   4,332    705,206
*   IDEXX Laboratories, Inc...........................   2,958    207,474
*   Illumina, Inc.....................................   4,469    705,879
*   IMS Health Holdings, Inc..........................  10,784    249,326
*   Incyte Corp.......................................   4,772    336,712
#*  Intercept Pharmaceuticals, Inc....................     300     31,869
#*  Intrexon Corp.....................................   1,902     55,424
*   Intuitive Surgical, Inc...........................     652    352,634
#*  Ionis Pharmaceuticals, Inc........................   1,382     53,801
*   Jazz Pharmaceuticals P.L.C........................   1,771    227,999
    Johnson & Johnson.................................  94,407  9,859,867
*   Laboratory Corp. of America Holdings..............   6,180    694,323
*   Mallinckrodt P.L.C................................   4,464    259,314
    McKesson Corp.....................................   7,944  1,278,825
*   Medivation, Inc...................................   5,030    164,481
*   MEDNAX, Inc.......................................   7,114    494,138
    Medtronic P.L.C...................................  38,221  2,901,738
    Merck & Co., Inc.................................. 111,073  5,628,069
*   Mettler-Toledo International, Inc.................     885    276,872
#*  Molina Healthcare, Inc............................   3,700    203,167
*   Mylan NV..........................................  13,207    695,877
*   Neurocrine Biosciences, Inc.......................   1,924     81,866
#*  OPKO Health, Inc..................................   8,330     66,973
#   Patterson Cos., Inc...............................   9,663    410,291
    PerkinElmer, Inc..................................   4,220    203,910
    Perrigo Co. P.L.C.................................   2,233    322,847
    Pfizer, Inc....................................... 208,870  6,368,446
*   Premier, Inc. Class A.............................   2,399     76,624
    Quest Diagnostics, Inc............................  10,929    717,707
*   Quintiles Transnational Holdings, Inc.............   2,949    179,388
*   Regeneron Pharmaceuticals, Inc....................   2,326    977,129
#   ResMed, Inc.......................................   4,233    240,011
*   Seattle Genetics, Inc.............................   1,371     45,216
*   Sirona Dental Systems, Inc........................   2,770    294,423
    St Jude Medical, Inc..............................  12,965    685,330
#   STERIS P.L.C......................................   4,148    287,208
    Stryker Corp......................................  11,030  1,093,625
*   Taro Pharmaceutical Industries, Ltd...............   1,103    160,817
*   Team Health Holdings, Inc.........................   4,061    165,973
    Teleflex, Inc.....................................   1,590    215,747
*   Tenet Healthcare Corp.............................   6,816    184,850
    Thermo Fisher Scientific, Inc.....................  13,502  1,783,074
*   Ultragenyx Pharmaceutical, Inc....................     324     18,193
*   United Therapeutics Corp..........................   1,353    166,663
    UnitedHealth Group, Inc...........................  36,225  4,171,671
    Universal Health Services, Inc. Class B...........   7,959    896,502
*   Varian Medical Systems, Inc.......................   3,807    293,634
*   VCA, Inc..........................................   5,533    283,677

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
*   Vertex Pharmaceuticals, Inc.......................  4,022 $   364,997
*   Waters Corp.......................................  2,596     314,661
*   WellCare Health Plans, Inc........................  1,901     144,438
    West Pharmaceutical Services, Inc.................  3,823     218,752
    Zimmer Biomet Holdings, Inc.......................  3,001     297,879
    Zoetis, Inc....................................... 16,081     692,287
                                                              -----------
Total Health Care.....................................         91,063,733
                                                              -----------
Industrials -- (12.1%)
    3M Co............................................. 22,046   3,328,946
    Acuity Brands, Inc................................  1,421     287,653
#   ADT Corp. (The)................................... 20,605     609,496
*   AECOM.............................................  9,512     261,009
#   AGCO Corp.........................................  7,025     342,609
    Air Lease Corp....................................  3,866      99,588
    Alaska Air Group, Inc.............................  8,371     589,318
    Allegion P.L.C....................................  3,331     201,725
    Allison Transmission Holdings, Inc................ 16,411     390,418
    AMERCO............................................  1,583     580,407
    American Airlines Group, Inc...................... 22,473     876,222
    AMETEK, Inc....................................... 11,608     546,156
    AO Smith Corp.....................................  3,079     215,068
*   Avis Budget Group, Inc............................ 12,341     324,198
    B/E Aerospace, Inc................................  6,790     274,656
*   Babcock & Wilcox Enterprises, Inc.................  1,255      25,916
    Boeing Co. (The).................................. 22,808   2,739,925
    BWX Technologies, Inc.............................  2,510      75,149
    Carlisle Cos., Inc................................  3,980     333,046
#   Caterpillar, Inc.................................. 26,066   1,622,348
    CH Robinson Worldwide, Inc........................  4,661     301,893
#   Chicago Bridge & Iron Co. NV......................  4,865     188,859
    Cintas Corp.......................................  3,685     316,615
*   Civeo Corp........................................  2,890       3,121
*   Clean Harbors, Inc................................  1,175      52,064
*   Colfax Corp.......................................  2,640      58,450
*   Copart, Inc.......................................  8,538     286,108
    Crane Co..........................................  1,416      67,628
    CSX Corp.......................................... 44,968   1,035,163
    Cummins, Inc......................................  7,384     663,748
    Danaher Corp...................................... 20,343   1,762,721
#   Deere & Co........................................ 13,472   1,037,479
    Delta Air Lines, Inc.............................. 34,057   1,508,385
#   Donaldson Co., Inc................................  9,557     269,316
    Dover Corp........................................ 13,198     771,423
    Dun & Bradstreet Corp. (The)......................  1,694     166,724
    Eaton Corp. P.L.C................................. 14,403     727,496
    Emerson Electric Co............................... 28,303   1,301,372
    Equifax, Inc......................................  4,059     429,442
    Expeditors International of Washington, Inc.......  6,383     288,001
#   Fastenal Co.......................................  9,909     401,909
    FedEx Corp........................................ 10,610   1,409,857
#   Flowserve Corp.................................... 10,802     417,389
    Fluor Corp........................................ 12,226     548,825

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Fortune Brands Home & Security, Inc...............   6,380 $  310,004
    General Dynamics Corp.............................  10,198  1,364,186
    General Electric Co............................... 230,620  6,711,042
*   Genesee & Wyoming, Inc. Class A...................   1,097     54,389
    Graco, Inc........................................   3,982    289,412
*   HD Supply Holdings, Inc...........................   5,443    142,988
*   Hertz Global Holdings, Inc........................  43,209    392,338
    Hexcel Corp.......................................   6,951    287,632
    Honeywell International, Inc......................  27,882  2,877,422
    Hubbell, Inc......................................   3,864    349,422
    Huntington Ingalls Industries, Inc................   3,957    506,021
    IDEX Corp.........................................   4,238    307,297
*   IHS, Inc. Class A.................................   3,930    411,157
    Illinois Tool Works, Inc..........................  10,801    972,846
    Ingersoll-Rand P.L.C..............................  19,294    993,062
    ITT Corp..........................................   2,579     83,689
*   Jacobs Engineering Group, Inc.....................   5,854    229,652
    JB Hunt Transport Services, Inc...................   6,134    445,942
*   JetBlue Airways Corp..............................  26,938    574,049
    Kansas City Southern..............................   7,956    563,921
    KAR Auction Services, Inc.........................  15,654    523,157
    KBR, Inc..........................................   2,124     30,288
*   Kirby Corp........................................   5,215    264,140
    L-3 Communications Holdings, Inc..................   3,334    389,545
    Lennox International, Inc.........................   2,713    325,072
    Lincoln Electric Holdings, Inc....................   5,710    304,000
    Lockheed Martin Corp..............................   9,936  2,096,496
    ManpowerGroup, Inc................................   5,337    407,480
    Masco Corp........................................   8,811    232,522
*   Middleby Corp. (The)..............................   2,081    188,039
#   MSC Industrial Direct Co., Inc. Class A...........   3,127    202,661
    Nielsen Holdings P.L.C............................  17,618    848,483
    Nordson Corp......................................   4,367    263,898
    Norfolk Southern Corp.............................  11,123    784,172
    Northrop Grumman Corp.............................   5,905  1,092,779
*   Old Dominion Freight Line, Inc....................   9,440    517,595
    Orbital ATK, Inc..................................   4,574    412,712
    Oshkosh Corp......................................   2,396     78,900
    Owens Corning.....................................   9,380    433,262
    PACCAR, Inc.......................................  20,111    986,847
    Parker-Hannifin Corp..............................   9,981    969,754
    Pentair P.L.C.....................................  10,774    507,671
#   Pitney Bowes, Inc.................................  13,046    255,441
    Precision Castparts Corp..........................   4,121    968,229
*   Quanta Services, Inc..............................  10,374    193,994
    Raytheon Co.......................................   9,771  1,253,033
    Republic Services, Inc............................  24,825  1,084,853
    Robert Half International, Inc....................   5,089    222,746
    Rockwell Automation, Inc..........................   5,377    513,880
    Rockwell Collins, Inc.............................   5,079    410,790
    Rollins, Inc......................................   5,657    155,850
    Roper Technologies, Inc...........................   2,757    484,322
    RR Donnelley & Sons Co............................   3,166     44,229

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Ryder System, Inc.................................   6,815 $   362,354
*   Sensata Technologies Holding NV...................   7,910     290,297
    Snap-on, Inc......................................   2,708     437,505
    Southwest Airlines Co.............................  34,311   1,290,780
*   Spirit Aerosystems Holdings, Inc. Class A.........   7,504     318,170
*   Spirit Airlines, Inc..............................   6,150     257,070
    Stanley Black & Decker, Inc.......................  11,048   1,042,268
*   Stericycle, Inc...................................   3,555     427,844
*   Swift Transportation Co...........................   5,731      93,473
*   Teledyne Technologies, Inc........................     733      59,556
    Terex Corp........................................   2,690      60,256
    Textron, Inc......................................  19,928     681,936
    Toro Co. (The)....................................   3,400     253,368
*   TransDigm Group, Inc..............................   1,339     300,913
    Trinity Industries, Inc...........................  17,371     372,087
    Tyco International P.L.C..........................  19,740     678,859
    Union Pacific Corp................................  33,910   2,441,520
*   United Continental Holdings, Inc..................  20,148     972,745
    United Parcel Service, Inc. Class B...............  24,916   2,322,171
*   United Rentals, Inc...............................   9,145     438,137
    United Technologies Corp..........................  34,970   3,066,519
#*  USG Corp..........................................   6,991     125,069
*   Vectrus, Inc......................................     279       5,513
*   Verisk Analytics, Inc.............................   5,585     407,705
#*  Veritiv Corp......................................     102       3,147
*   WABCO Holdings, Inc...............................   2,175     194,989
    Wabtec Corp.......................................   4,165     266,352
    Waste Connections, Inc............................  10,354     620,929
    Waste Management, Inc.............................  19,368   1,025,536
    Watsco, Inc.......................................   2,376     276,115
#   WW Grainger, Inc..................................   3,937     774,369
#*  XPO Logistics, Inc................................   2,144      48,990
    Xylem, Inc........................................  11,734     421,837
                                                               -----------
Total Industrials.....................................          83,389,531
                                                               -----------
Information Technology -- (19.8%)
    Accenture P.L.C. Class A..........................  22,495   2,374,122
    Activision Blizzard, Inc..........................  32,215   1,121,726
*   Adobe Systems, Inc................................   8,432     751,544
*   Akamai Technologies, Inc..........................   5,828     265,873
*   Alliance Data Systems Corp........................   2,227     444,932
*   Alphabet, Inc. Class A............................   7,958   6,058,823
*   Alphabet, Inc. Class C............................   8,474   6,295,758
    Amdocs, Ltd.......................................   9,327     510,560
    Amphenol Corp. Class A............................  10,157     503,483
    Analog Devices, Inc...............................   8,365     450,539
*   ANSYS, Inc........................................   3,724     328,420
    Apple, Inc........................................ 252,555  24,583,704
    Applied Materials, Inc............................  47,748     842,752
#*  Arista Networks, Inc..............................   2,978     178,769
#*  ARRIS International P.L.C.........................  14,015     356,962
*   Arrow Electronics, Inc............................   7,362     379,879
*   Aspen Technology, Inc.............................   1,797      58,295

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Atmel Corp........................................   7,895 $   63,634
*   Autodesk, Inc.....................................   3,643    170,565
    Automatic Data Processing, Inc....................  14,190  1,179,047
#   Avago Technologies, Ltd...........................   8,703  1,163,678
    Avnet, Inc........................................   8,488    338,841
*   Blackhawk Network Holdings, Inc...................   1,128     42,514
    Booz Allen Hamilton Holding Corp..................   9,363    264,879
    Broadcom Corp. Class A............................   8,616    471,037
    Broadridge Financial Solutions, Inc...............   4,503    241,181
    Brocade Communications Systems, Inc...............  33,137    264,433
    CA, Inc...........................................  32,591    936,339
*   Cadence Design Systems, Inc.......................  14,530    284,207
*   Cavium, Inc.......................................     600     34,662
    CDK Global, Inc...................................   4,109    181,001
    CDW Corp..........................................  13,793    530,341
    Cisco Systems, Inc................................ 174,115  4,142,196
*   Citrix Systems, Inc...............................   4,815    339,265
    Cognex Corp.......................................   3,900    125,775
*   Cognizant Technology Solutions Corp. Class A......  19,554  1,237,964
*   CommScope Holding Co., Inc........................  14,362    321,996
    Computer Sciences Corp............................   6,595    211,502
    Corning, Inc......................................  24,466    455,312
*   CoStar Group, Inc.................................     431     75,585
*   Cree, Inc.........................................   1,600     44,848
    CSRA, Inc.........................................   5,499    147,263
*   Cypress Semiconductor Corp........................   5,982     47,019
    Dolby Laboratories, Inc. Class A..................   1,759     63,342
    DST Systems, Inc..................................   2,212    233,167
*   eBay, Inc.........................................  37,046    869,099
*   EchoStar Corp. Class A............................   3,087    108,446
*   Electronic Arts, Inc..............................   9,265    598,009
    EMC Corp..........................................  71,606  1,773,681
*   EPAM Systems, Inc.................................   1,500    112,350
*   Euronet Worldwide, Inc............................   3,300    263,241
*   F5 Networks, Inc..................................   2,124    199,189
*   Facebook, Inc. Class A............................  37,257  4,180,608
    FEI Co............................................     417     30,212
    Fidelity National Information Services, Inc.......  20,565  1,228,348
#*  FireEye, Inc......................................   2,423     34,140
*   First Solar, Inc..................................   5,159    354,217
*   Fiserv, Inc.......................................   7,042    665,892
*   FleetCor Technologies, Inc........................   4,333    532,266
*   Flextronics International, Ltd....................  48,428    507,525
    FLIR Systems, Inc.................................  11,180    326,903
*   Fortinet, Inc.....................................   2,163     60,867
*   Gartner, Inc......................................   2,263    198,895
*   Genpact, Ltd......................................  15,655    374,468
    Global Payments, Inc..............................   8,114    478,320
*   Guidewire Software, Inc...........................   2,534    139,471
    Harris Corp.......................................   6,042    525,473
    Hewlett Packard Enterprise Co.....................  79,186  1,089,599
    HP, Inc...........................................  57,937    562,568
    IAC/InterActiveCorp...............................   6,136    318,704

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Ingram Micro, Inc. Class A........................   9,662 $   272,468
*   Integrated Device Technology, Inc.................   1,951      49,712
    Intel Corp........................................ 228,353   7,083,510
    International Business Machines Corp..............  32,292   4,029,719
    Intuit, Inc.......................................   8,498     811,644
#*  IPG Photonics Corp................................   3,874     313,135
    Jabil Circuit, Inc................................  21,173     421,554
    Jack Henry & Associates, Inc......................   4,133     335,517
    Juniper Networks, Inc.............................  18,787     443,373
*   Keysight Technologies, Inc........................  13,519     316,345
    KLA-Tencor Corp...................................   5,111     342,386
    Lam Research Corp.................................   9,874     708,855
    Leidos Holdings, Inc..............................   4,055     187,017
    Linear Technology Corp............................   8,416     359,616
*   LinkedIn Corp. Class A............................   1,419     280,834
*   Lumentum Holdings, Inc............................     523      10,319
*   Manhattan Associates, Inc.........................   4,693     270,551
    Marvell Technology Group, Ltd.....................  24,629     217,967
    MasterCard, Inc. Class A..........................  35,417   3,153,176
    Maxim Integrated Products, Inc....................  10,549     352,337
    MAXIMUS, Inc......................................   4,418     235,789
#   Microchip Technology, Inc.........................  10,228     458,317
*   Micron Technology, Inc............................  39,980     440,979
    Microsoft Corp.................................... 240,995  13,276,415
    Motorola Solutions, Inc...........................   4,182     279,232
    National Instruments Corp.........................   6,049     172,397
*   NCR Corp..........................................   5,671     121,019
    NetApp, Inc.......................................  21,065     461,955
#*  NetSuite, Inc.....................................     974      67,566
*   NeuStar, Inc. Class A.............................   1,135      27,898
*   Nuance Communications, Inc........................  14,710     259,337
    NVIDIA Corp.......................................  26,473     775,394
*   NXP Semiconductors NV.............................   1,134      84,801
*   ON Semiconductor Corp.............................  36,522     312,628
    Oracle Corp....................................... 112,409   4,081,571
*   Palo Alto Networks, Inc...........................     927     138,577
#   Paychex, Inc......................................  11,545     552,544
*   PayPal Holdings, Inc..............................  18,674     674,878
*   PTC, Inc..........................................   1,120      33,163
*   Qorvo, Inc........................................   5,173     204,851
    QUALCOMM, Inc.....................................  48,551   2,201,302
*   Rackspace Hosting, Inc............................  10,039     202,888
*   Red Hat, Inc......................................   4,409     308,850
    Sabre Corp........................................   8,652     221,578
*   salesforce.com, Inc...............................   7,484     509,361
    SanDisk Corp......................................  10,063     711,454
#   Seagate Technology P.L.C..........................  12,680     368,354
*   ServiceNow, Inc...................................   1,939     120,625
    Skyworks Solutions, Inc...........................   5,740     395,601
*   SolarWinds, Inc...................................   1,400      83,930
    Solera Holdings, Inc..............................   1,539      83,506
#*  Splunk, Inc.......................................   1,359      62,908
    SS&C Technologies Holdings, Inc...................   3,860     248,159

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Information Technology -- (Continued)
#*  SunPower Corp.....................................  2,785 $     70,850
    Symantec Corp..................................... 41,727      827,864
*   Synopsys, Inc.....................................  5,722      245,474
*   Syntel, Inc.......................................  2,850      134,919
*   Tableau Software, Inc. Class A....................    780       62,587
    TE Connectivity, Ltd.............................. 12,157      694,894
#*  Teradata Corp.....................................  2,075       50,506
    Teradyne, Inc..................................... 13,180      256,087
    Texas Instruments, Inc............................ 34,634    1,833,178
    Total System Services, Inc........................  8,256      331,561
*   Trimble Navigation, Ltd........................... 15,173      292,687
#*  Twitter, Inc......................................  6,602      110,914
*   Tyler Technologies, Inc...........................  1,468      230,564
#*  Ubiquiti Networks, Inc............................    923       27,330
*   Ultimate Software Group, Inc. (The)...............    727      127,683
*   Vantiv, Inc. Class A..............................  5,248      246,918
*   VeriFone Systems, Inc.............................  5,152      120,505
#*  VeriSign, Inc.....................................  2,910      219,996
#   Visa, Inc. Class A................................ 50,898    3,791,392
*   VMware, Inc. Class A..............................  1,635       74,801
    Western Digital Corp.............................. 13,343      640,197
#   Western Union Co. (The)........................... 20,433      364,525
*   WEX, Inc..........................................  2,148      155,966
*   Workday, Inc. Class A.............................  1,215       76,557
    Xerox Corp........................................ 64,242      626,360
    Xilinx, Inc....................................... 12,433      625,007
*   Yahoo!, Inc....................................... 16,639      491,017
*   Zebra Technologies Corp. Class A..................    580       35,032
#*  Zillow Group, Inc. Class A........................  3,330       72,161
#*  Zillow Group, Inc. Class C........................  6,660      136,530
*   Zynga, Inc. Class A............................... 11,278       27,744
                                                              ------------
Total Information Technology..........................         135,789,893
                                                              ------------
Materials -- (3.7%)
    Air Products & Chemicals, Inc.....................  6,506      824,375
    Airgas, Inc.......................................  5,974      836,360
    Albemarle Corp....................................  4,217      221,983
    Alcoa, Inc........................................ 61,944      451,572
    AptarGroup, Inc...................................  5,409      394,316
    Ashland, Inc......................................  4,047      383,494
    Avery Dennison Corp...............................  5,381      327,649
    Ball Corp.........................................  4,416      295,121
    Bemis Co., Inc.................................... 10,750      514,603
*   Berry Plastics Group, Inc.........................  6,430      199,973
    Celanese Corp. Series A...........................  7,112      452,821
    CF Industries Holdings, Inc....................... 19,398      581,940
    Chemours Co. (The)................................  3,818       15,043
*   Crown Holdings, Inc...............................  4,456      204,441
    Dow Chemical Co. (The)............................ 38,041    1,597,722
    Eagle Materials, Inc..............................  3,056      163,618
    Eastman Chemical Co............................... 12,540      767,573
    Ecolab, Inc.......................................  9,118      983,559
    EI du Pont de Nemours & Co........................ 21,745    1,147,266

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    FMC Corp..........................................   5,654 $   201,961
#   Freeport-McMoRan, Inc.............................  16,151      74,295
    Graphic Packaging Holding Co......................  39,918     453,468
    Huntsman Corp.....................................  27,597     238,162
    International Flavors & Fragrances, Inc...........   2,652     310,178
    International Paper Co............................  40,055   1,370,282
    LyondellBasell Industries NV Class A..............  16,557   1,290,949
    Martin Marietta Materials, Inc....................   2,611     327,889
    Monsanto Co.......................................  14,696   1,331,458
    Mosaic Co. (The)..................................  19,796     477,084
    NewMarket Corp....................................     794     301,140
    Newmont Mining Corp...............................  22,799     455,068
    Nucor Corp........................................  19,696     769,523
    Olin Corp.........................................  25,943     439,474
*   Owens-Illinois, Inc...............................   5,872      75,984
    Packaging Corp. of America........................   6,959     353,726
*   Platform Specialty Products Corp..................   5,743      43,819
    PolyOne Corp......................................   1,543      41,754
    PPG Industries, Inc...............................   7,912     752,589
    Praxair, Inc......................................   9,656     965,600
    Reliance Steel & Aluminum Co......................   5,862     333,782
#   Royal Gold, Inc...................................   1,537      45,787
    RPM International, Inc............................   7,001     274,789
    Scotts Miracle-Gro Co. (The) Class A..............   4,407     302,673
    Sealed Air Corp...................................   6,354     257,528
    Sherwin-Williams Co. (The)........................   2,614     668,321
    Sonoco Products Co................................   9,980     394,310
#   Southern Copper Corp..............................   6,014     155,883
    Steel Dynamics, Inc...............................  14,957     274,461
    Valspar Corp. (The)...............................   3,319     259,977
    Vulcan Materials Co...............................   8,074     712,127
    Westlake Chemical Corp............................   6,039     274,654
    WestRock Co.......................................  10,054     354,705
*   WR Grace & Co.....................................   2,385     193,996
                                                               -----------
Total Materials.......................................          25,140,825
                                                               -----------
Telecommunication Services -- (3.0%)
    AT&T, Inc......................................... 247,771   8,934,622
    CenturyLink, Inc..................................  49,276   1,252,596
    Frontier Communications Corp......................  68,399     311,215
*   Level 3 Communications, Inc.......................  12,111     591,138
*   SBA Communications Corp. Class A..................   3,111     308,860
#*  Sprint Corp.......................................  61,203     184,833
*   T-Mobile US, Inc..................................  11,481     460,962
    Telephone & Data Systems, Inc.....................   1,594      36,965
*   United States Cellular Corp.......................     389      14,642
    Verizon Communications, Inc....................... 174,972   8,743,351
#   Windstream Holdings, Inc..........................   8,932      51,538
                                                               -----------
Total Telecommunication Services......................          20,890,722
                                                               -----------
Utilities -- (2.7%)
    AES Corp..........................................  16,516     156,902

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------ ------------
Utilities -- (Continued)
             AGL Resources, Inc...........................  4,979 $    316,465
             Alliant Energy Corp..........................  2,715      177,398
             Ameren Corp..................................  5,831      261,929
             American Electric Power Co., Inc............. 13,089      798,036
             American Water Works Co., Inc................  4,536      294,432
             Aqua America, Inc............................  8,962      282,572
             Atmos Energy Corp............................  3,765      260,613
*            Calpine Corp................................. 34,528      528,624
             CenterPoint Energy, Inc...................... 10,339      184,758
             CMS Energy Corp..............................  6,473      251,670
             Consolidated Edison, Inc.....................  7,838      543,879
             Dominion Resources, Inc...................... 15,862    1,144,761
             DTE Energy Co................................  4,310      366,393
             Duke Energy Corp............................. 18,501    1,393,125
*            Dynegy, Inc..................................  3,356       39,735
             Edison International.........................  8,661      535,250
             Entergy Corp.................................  4,014      283,308
             Eversource Energy............................  7,634      410,709
             Exelon Corp.................................. 23,106      683,244
             FirstEnergy Corp............................. 10,208      337,477
             Great Plains Energy, Inc.....................  7,564      210,884
             ITC Holdings Corp............................  7,667      305,913
             MDU Resources Group, Inc.....................  1,812       30,587
#            National Fuel Gas Co.........................    992       44,967
             NextEra Energy, Inc.......................... 12,672    1,415,589
             NiSource, Inc................................ 15,254      320,487
             NRG Energy, Inc.............................. 14,347      152,652
#            NRG Yield, Inc. Class A......................  1,335       16,554
#            NRG Yield, Inc. Class C......................  1,335       17,675
             OGE Energy Corp..............................  5,018      131,622
             ONE Gas, Inc.................................    692       39,140
             Pepco Holdings, Inc..........................  3,375       90,045
             PG&E Corp.................................... 12,958      711,524
             Pinnacle West Capital Corp...................  2,489      165,046
             PPL Corp..................................... 18,156      636,549
             Public Service Enterprise Group, Inc......... 13,357      551,644
             Questar Corp.................................  7,098      144,728
             SCANA Corp...................................  3,293      207,294
             Sempra Energy................................  5,643      534,674
             Southern Co. (The)........................... 24,027    1,175,401
             TECO Energy, Inc............................. 10,367      281,153
             UGI Corp..................................... 13,424      456,416
             Vectren Corp.................................  3,008      125,855
             WEC Energy Group, Inc........................  8,187      452,168
             Westar Energy, Inc...........................  5,228      227,732
             Xcel Energy, Inc............................. 13,489      515,550
                                                                  ------------
Total Utilities...........................................          18,213,129
                                                                  ------------
TOTAL COMMON STOCKS.......................................         664,646,832
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Contingent
               Value Rights...............................  4,045           33
(degrees)#*  Safeway Casa Ley Contingent Value Rights.....  6,868        6,970

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE+
                                                      --------- ------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     6,868 $        335
TOTAL RIGHTS/WARRANTS................................                  7,338
                                                                ------------
TOTAL INVESTMENT SECURITIES..........................            664,654,170
                                                                ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid
               Reserves, 0.349%......................   874,924      874,924
                                                                ------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@         DFA Short Term Investment Fund.......... 1,792,703   20,741,569
                                                                ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $705,242,687)^^..           $686,270,663
                                                                ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $102,927,556          --   --    $102,927,556
     Consumer Staples...........   65,567,811          --   --      65,567,811
     Energy.....................   38,664,927          --   --      38,664,927
     Financials.................   82,998,705          --   --      82,998,705
     Health Care................   91,063,733          --   --      91,063,733
     Industrials................   83,389,531          --   --      83,389,531
     Information Technology.....  135,789,893          --   --     135,789,893
     Materials..................   25,140,825          --   --      25,140,825
     Telecommunication Services.   20,890,722          --   --      20,890,722
     Utilities..................   18,213,129          --   --      18,213,129
  Rights/Warrants...............           -- $     7,338   --           7,338
  Temporary Cash Investments....      874,924          --   --         874,924
  Securities Lending Collateral.           --  20,741,569   --      20,741,569
                                 ------------ -----------   --    ------------
  TOTAL......................... $665,521,756 $20,748,907   --    $686,270,663
                                 ============ ===========   ==    ============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (71.9%)

AUSTRALIA -- (2.6%)
Australia & New Zealand Banking Group, Ltd.
   1.250%, 06/13/17........................................ $ 8,000 $ 7,989,816
BHP Billiton Finance USA, Ltd.
   1.625%, 02/24/17........................................   5,000   4,977,140
Commonwealth Bank of Australia
   1.900%, 09/18/17........................................   7,000   7,051,884
Macquarie Group, Ltd.
   3.000%, 12/03/18........................................   3,000   3,032,880
Westpac Banking Corp.
   2.000%, 08/14/17........................................   3,000   3,025,428
                                                                    -----------
TOTAL AUSTRALIA............................................          26,077,148
                                                                    -----------
CANADA -- (4.9%)
Canadian National Railway Co.
   1.450%, 12/15/16........................................   1,000   1,003,710
Canadian Natural Resources, Ltd.
   5.700%, 05/15/17........................................   2,470   2,448,659
Ontario, Province of Canada
   1.100%, 10/25/17........................................  10,000   9,994,270
   1.200%, 02/14/18........................................  15,000  15,006,015
Royal Bank of Canada
   1.500%, 01/16/18........................................   6,180   6,186,947
Thomson Reuters Corp.
   1.650%, 09/29/17........................................   5,092   5,079,173
Toronto-Dominion Bank (The)
   1.400%, 04/30/18........................................  10,000   9,966,350
                                                                    -----------
TOTAL CANADA...............................................          49,685,124
                                                                    -----------
FINLAND -- (1.5%)
Municipality Finance P.L.C.
   2.375%, 05/16/16........................................  15,000  15,072,615
                                                                    -----------
FRANCE -- (1.8%)
BNP Paribas SA
   2.375%, 09/14/17........................................   6,140   6,211,715
Orange SA
   2.750%, 09/14/16........................................   4,000   4,038,196
Societe Generale SA
   2.750%, 10/12/17........................................   7,000   7,121,030
Total Capital International SA
   1.550%, 06/28/17........................................   1,040   1,039,499
                                                                    -----------
TOTAL FRANCE...............................................          18,410,440
                                                                    -----------
GERMANY -- (0.5%)
Deutsche Bank AG
   6.000%, 09/01/17........................................   4,300   4,562,928
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
   3.875%, 01/16/18........................................ $ 1,500 $ 1,537,329
                                                                    -----------
JAPAN -- (3.2%)
Japan Bank for International Cooperation
   1.125%, 07/19/17........................................  15,000  14,981,760
Japan Finance Organization for Municipalities
   1.500%, 09/12/17........................................   9,000   9,011,772
Mizuho Bank, Ltd.
   1.550%, 10/17/17........................................   7,700   7,679,341
Nomura Holdings, Inc.
   2.000%, 09/13/16........................................   1,000   1,003,510
                                                                    -----------
TOTAL JAPAN................................................          32,676,383
                                                                    -----------
NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
   1.375%, 09/27/17........................................  10,000  10,068,300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   1.700%, 03/19/18........................................   2,800   2,807,039
Deutsche Telekom International Finance BV
   5.750%, 03/23/16........................................     760     765,239
Enel Finance International NV
   6.250%, 09/15/17........................................   4,300   4,591,867
Heineken NV
   1.400%, 10/01/17........................................   2,500   2,498,140
Koninklijke Philips NV
   5.750%, 03/11/18........................................   6,725   7,214,513
Shell International Finance BV
   1.900%, 08/10/18........................................   4,000   4,010,668
                                                                    -----------
TOTAL NETHERLANDS..........................................          31,955,766
                                                                    -----------
NORWAY -- (0.1%)
Statoil ASA
   1.950%, 11/08/18........................................   1,035   1,030,239
                                                                    -----------
SPAIN -- (0.7%)
Telefonica Emisiones SAU
   6.221%, 07/03/17........................................   2,000   2,116,800
   3.192%, 04/27/18........................................   4,800   4,882,329
                                                                    -----------
TOTAL SPAIN................................................           6,999,129
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
European Bank for Reconstruction & Development
   0.750%, 09/01/17........................................   5,000   4,998,280
                                                                    -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
   1.625%, 02/13/17........................................ $4,500  $ 4,536,211
Svenska Handelsbanken AB
   3.125%, 07/12/16........................................  1,141    1,152,480
   1.625%, 03/21/18........................................  5,000    4,999,415
                                                                    -----------
TOTAL SWEDEN...............................................          10,688,106
                                                                    -----------
SWITZERLAND -- (0.8%)
Credit Suisse AG New York
   1.375%, 05/26/17........................................  4,000    3,986,720
Credit Suisse New York
   1.700%, 04/27/18........................................  2,000    1,991,596
UBS AG
   1.800%, 03/26/18........................................  2,000    2,002,828
                                                                    -----------
TOTAL SWITZERLAND..........................................           7,981,144
                                                                    -----------
UNITED KINGDOM -- (3.0%)
Barclays Bank P.L.C.
   5.000%, 09/22/16........................................    700      716,893
BP Capital Markets P.L.C.
   2.248%, 11/01/16........................................  5,000    5,033,865
British Telecommunications P.L.C.
   1.250%, 02/14/17........................................  1,200    1,198,294
Diageo Capital P.L.C.
   5.500%, 09/30/16........................................  2,000    2,059,024
   1.500%, 05/11/17........................................  5,500    5,510,615
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17........................................  5,000    5,031,430
Lloyds Bank P.L.C.
   1.750%, 03/16/18........................................  3,015    3,015,383
Rio Tinto Finance USA P.L.C.
   1.625%, 08/21/17........................................  1,525    1,494,500
Vodafone Group P.L.C.
   1.625%, 03/20/17........................................  4,951    4,955,035
   1.625%, 03/20/17........................................  1,000    1,000,815
   1.250%, 09/26/17........................................    750      744,593
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          30,760,447
                                                                    -----------
UNITED STATES -- (47.8%)
Actavis, Inc.
   1.875%, 10/01/17........................................  7,500    7,498,620
Air Products & Chemicals, Inc.
   2.000%, 08/02/16........................................  3,000    3,018,330
American Express Co.
   7.000%, 03/19/18........................................  6,799    7,537,460
American Honda Finance Corp.
   1.550%, 12/11/17........................................  7,605    7,611,738
Amgen, Inc.
   2.125%, 05/15/17........................................  2,500    2,520,460

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Anadarko Petroleum Corp.
   5.950%, 09/15/16........................................ $5,000  $ 5,075,155
Anheuser-Busch Cos., LLC
   5.600%, 03/01/17........................................  5,000    5,222,780
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17........................................  1,000      999,694
Anthem, Inc.
   5.875%, 06/15/17........................................  3,100    3,275,063
Apple, Inc.
   1.000%, 05/03/18........................................  5,000    4,975,320
Assurant, Inc.
   2.500%, 03/15/18........................................    203      203,875
AT&T, Inc.
   1.400%, 12/01/17........................................  3,400    3,386,128
Autodesk, Inc.
   1.950%, 12/15/17........................................  5,650    5,576,544
AutoZone, Inc.
   6.950%, 06/15/16........................................  2,500    2,553,425
Bank of America Corp.
   3.750%, 07/12/16........................................  1,200    1,213,847
   3.875%, 03/22/17........................................  3,600    3,690,889
   2.000%, 01/11/18........................................  1,000      996,804
Baxter International, Inc.
   1.850%, 06/15/18........................................  2,800    2,793,770
BB&T Corp.
   1.450%, 01/12/18........................................  1,250    1,245,738
Becton Dickinson and Co.
   1.750%, 11/08/16........................................  1,500    1,504,044
   1.450%, 05/15/17........................................  2,000    1,997,594
   1.800%, 12/15/17........................................  6,340    6,346,226
Berkshire Hathaway, Inc.
   1.550%, 02/09/18........................................  2,500    2,517,208
Branch Banking & Trust Co.
   1.000%, 04/03/17........................................  2,600    2,593,097
   2.300%, 10/15/18........................................  2,000    2,032,756
Cardinal Health, Inc.
   1.900%, 06/15/17........................................  5,000    5,026,660
   1.700%, 03/15/18........................................  5,239    5,230,041
CenterPoint Energy Resources Corp.
   6.150%, 05/01/16........................................  1,883    1,905,611
Chevron Corp.
   1.718%, 06/24/18........................................  1,425    1,420,037
Citigroup, Inc.
   1.350%, 03/10/17........................................  2,000    1,997,498
Comcast Corp.
   4.950%, 06/15/16........................................  1,700    1,724,691
ConAgra Foods, Inc.
   5.819%, 06/15/17........................................  7,147    7,542,422
   1.900%, 01/25/18........................................  2,594    2,589,352

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
ConocoPhillips Co.
    1.050%, 12/15/17.................................. $ 3,000 $ 2,890,104
    1.500%, 05/15/18..................................   6,500   6,226,935
Coventry Health Care, Inc.
    5.950%, 03/15/17..................................   1,159   1,215,639
    5.950%, 03/15/17..................................   3,150   3,303,937
CSX Corp.
    6.250%, 03/15/18..................................   5,731   6,260,086
CVS Health Corp.
    5.750%, 06/01/17..................................   3,000   3,169,050
Daimler Finance North America LLC
    1.650%, 03/02/18..................................   7,860   7,782,045
Danaher Corp.
    1.650%, 09/15/18..................................   2,000   2,016,664
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
    2.400%, 03/15/17..................................   5,044   5,094,798
Duke Energy Corp.
    1.625%, 08/15/17..................................   1,019   1,016,683
Eastman Chemical Co.
    2.400%, 06/01/17..................................   3,000   3,017,562
eBay, Inc.
    1.350%, 07/15/17..................................   8,000   7,956,720
EMC Corp.
    1.875%, 06/01/18..................................   9,465   9,049,534
Enterprise Products Operating LLC
    1.650%, 05/07/18..................................   2,000   1,943,996
EOG Resources, Inc.
    2.500%, 02/01/16..................................   4,900   4,900,000
Express Scripts Holding Co.
    3.125%, 05/15/16..................................   1,975   1,987,075
Exxon Mobil Corp.
    1.305%, 03/06/18..................................  25,430  25,391,652
Fifth Third Bank
    1.450%, 02/28/18..................................   7,000   6,944,497
Ford Motor Credit Co. LLC
    1.500%, 01/17/17..................................   4,500   4,482,468
    5.000%, 05/15/18..................................   1,500   1,572,266
General Mills, Inc.
    5.700%, 02/15/17..................................   6,450   6,749,693
Gilead Sciences, Inc.
    1.850%, 09/04/18..................................   8,531   8,596,979
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18..................................   1,028   1,126,296
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17..................................   3,000   3,191,112
    5.950%, 01/18/18..................................   2,000   2,146,402
Harris Corp.
    1.999%, 04/27/18..................................   8,500   8,447,623
Hershey Co. (The)
    1.600%, 08/21/18..................................   2,300   2,318,970

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.................................. $ 5,025 $ 4,874,496
HSBC USA, Inc.
    1.625%, 01/16/18..................................   7,675   7,653,978
Intel Corp.
    1.350%, 12/15/17..................................   4,825   4,846,481
John Deere Capital Corp.
    1.200%, 10/10/17..................................     398     397,364
Johnson Controls, Inc.
    2.600%, 12/01/16..................................   3,475   3,501,552
JPMorgan Chase & Co.
    2.000%, 08/15/17..................................   8,750   8,804,337
Kellogg Co.
    1.875%, 11/17/16..................................   1,000   1,005,604
    1.750%, 05/17/17..................................   3,000   3,010,344
KeyBank NA
    1.100%, 11/25/16..................................   2,000   1,999,268
Kraft Foods Group, Inc.
    2.250%, 06/05/17..................................   4,177   4,213,098
Laboratory Corp. of America Holdings
    2.200%, 08/23/17..................................   6,000   6,019,800
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17..................................     680     687,101
Mattel, Inc.
    1.700%, 03/15/18..................................   7,000   6,937,140
McDonald's Corp.
    5.800%, 10/15/17..................................     900     962,511
    5.350%, 03/01/18..................................   2,000   2,147,444
McKesson Corp.
    1.400%, 03/15/18..................................   6,000   5,951,742
Medtronic, Inc.
    1.375%, 04/01/18..................................     300     299,627
Morgan Stanley
    3.800%, 04/29/16..................................   2,400   2,416,944
    4.750%, 03/22/17..................................   2,430   2,516,795
Mylan, Inc.
    1.350%, 11/29/16..................................   7,038   6,988,776
Nucor Corp.
    5.750%, 12/01/17..................................   3,019   3,188,885
NYSE Euronext
    2.000%, 10/05/17..................................   6,730   6,779,829
Occidental Petroleum Corp.
    1.750%, 02/15/17..................................   1,722   1,719,212
Omnicom Group, Inc.
    5.900%, 04/15/16..................................     750     757,260
ONEOK Partners L.P.
    2.000%, 10/01/17..................................   3,220   3,013,678
Oracle Corp.
    1.200%, 10/15/17..................................   3,500   3,510,038
    5.750%, 04/15/18..................................   1,500   1,642,386

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
PACCAR Financial Corp.
      1.750%, 08/14/18................................. $  1,900 $    1,905,837
Pfizer, Inc.
      1.500%, 06/15/18.................................    1,000      1,005,758
Philip Morris International, Inc.
      5.650%, 05/16/18.................................    6,500      7,098,903
Phillips 66
      2.950%, 05/01/17.................................    5,000      5,067,300
Pioneer Natural Resources Co.
      6.650%, 03/15/17.................................    1,780      1,811,769
PNC Bank NA
      1.500%, 02/23/18.................................    8,560      8,519,640
Provident Cos., Inc.
      7.000%, 07/15/18.................................    3,298      3,653,172
Prudential Financial, Inc.
      6.000%, 12/01/17.................................    2,700      2,910,020
QUALCOMM, Inc.
      1.400%, 05/18/18.................................    8,000      7,961,336
Reynolds American, Inc.
      3.500%, 08/04/16.................................    4,000      4,039,596
      6.750%, 06/15/17.................................    4,500      4,787,032
Roper Technologies, Inc.
      2.050%, 10/01/18.................................    1,500      1,498,686
Santander Bank NA
      2.000%, 01/12/18.................................    4,500      4,463,397
Scripps Networks Interactive, Inc.
      2.700%, 12/15/16.................................    5,000      5,046,585
Southern Co. (The)
      1.300%, 08/15/17.................................    3,000      2,985,945
SunTrust Banks, Inc.
      3.600%, 04/15/16.................................    4,000      4,013,000
Symantec Corp.
      2.750%, 06/15/17.................................    7,278      7,342,876
Time Warner Cable, Inc.
      5.850%, 05/01/17.................................    2,047      2,139,680
Total System Services, Inc.
      2.375%, 06/01/18.................................    6,500      6,466,583
Toyota Motor Credit Corp.
      2.000%, 10/24/18.................................    4,149      4,192,585
UnitedHealth Group, Inc.
      1.400%, 12/15/17.................................    7,500      7,513,042
US Bancorp
      1.650%, 05/15/17.................................    2,800      2,817,702
Verizon Communications, Inc.
      3.650%, 09/14/18.................................    5,000      5,233,330
Viacom, Inc.
      3.500%, 04/01/17.................................    1,000      1,018,334
Walt Disney Co. (The)
      1.125%, 02/15/17.................................    1,000      1,002,690
      1.500%, 09/17/18.................................    5,000      5,038,600

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.625%, 12/15/16................................. $  6,000 $    6,090,690
      1.500%, 01/16/18.................................      700        699,471
Western Union Co. (The)
      5.930%, 10/01/16.................................    2,348      2,417,433
Whirlpool Corp.
      1.350%, 03/01/17.................................    2,000      1,993,042
Whirpool Corp.
      1.650%, 11/01/17.................................    7,000      6,982,080
Zoetis, Inc.
      1.875%, 02/01/18.................................    6,564      6,517,179
                                                                 --------------
TOTAL UNITED STATES....................................             482,700,646
                                                                 --------------
TOTAL BONDS............................................             725,135,724
                                                                 --------------
AGENCY OBLIGATIONS -- (1.0%)
Federal Home Loan Bank
      2.250%, 09/08/17 10,000..........................              10,221,860
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (27.1%)

U.S. Treasury Notes
      0.750%, 12/31/17.................................    8,000      7,992,496
++++  1.375%, 06/30/18.................................  144,000    145,732,464
      1.250%, 12/15/18.................................  119,000    119,966,875
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................             273,691,835
                                                                 --------------
TOTAL INVESTMENT SECURITIES............................           1,009,049,419
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,009,959,162)^^..............................          $1,009,049,419
                                                                 ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Bonds
   Australia..................         -- $   26,077,148   --    $   26,077,148
   Canada.....................         --     49,685,124   --        49,685,124
   Finland....................         --     15,072,615   --        15,072,615
   France.....................         --     18,410,440   --        18,410,440
   Germany....................         --      4,562,928   --         4,562,928
   Italy......................         --      1,537,329   --         1,537,329
   Japan......................         --     32,676,383   --        32,676,383
   Netherlands................         --     31,955,766   --        31,955,766
   Norway.....................         --      1,030,239   --         1,030,239
   Spain......................         --      6,999,129   --         6,999,129
   Supranational
     Organization Obligations.         --      4,998,280   --         4,998,280
   Sweden.....................         --     10,688,106   --        10,688,106
   Switzerland................         --      7,981,144   --         7,981,144
   United Kingdom.............         --     30,760,447   --        30,760,447
   United States..............         --    482,700,646   --       482,700,646
Agency Obligations............         --     10,221,860   --        10,221,860
U.S. Treasury Obligations.....         --    273,691,835   --       273,691,835
Swap Agreements**.............         --     13,473,440   --        13,473,440
Futures Contracts**........... $3,013,913             --   --         3,013,913
                               ---------- --------------   --    --------------
TOTAL......................... $3,013,913 $1,022,522,859   --    $1,025,536,772
                               ========== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
AGENCY OBLIGATIONS -- (9.7%)
Federal Home Loan Bank
     2.000%, 09/09/16.................................. $ 91,970 $ 92,714,129
     0.500%, 09/28/16..................................   20,000   19,986,600
     0.500%, 10/17/16..................................   10,000    9,986,980
     1.625%, 12/09/16..................................  148,000  149,220,852
     4.750%, 12/16/16..................................   25,000   25,890,175
     0.875%, 03/10/17..................................   15,000   15,022,920
     4.875%, 05/17/17..................................    2,740    2,885,755
     0.625%, 05/30/17..................................   35,000   34,945,540
     0.750%, 08/28/17..................................   25,000   24,981,775
     0.625%, 10/26/17..................................   36,700   36,582,193
     5.000%, 11/17/17..................................    7,255    7,789,454
Federal Home Loan Mortgage Corporation
     5.000%, 02/16/17..................................   60,000   62,620,200
     0.875%, 02/22/17..................................   20,000   20,030,960
     5.000%, 04/18/17..................................    4,018    4,225,952
     0.750%, 07/14/17..................................   10,000    9,996,890
     1.000%, 07/28/17..................................   10,000   10,034,100
     1.000%, 09/29/17..................................   23,500   23,572,427
     1.000%, 12/15/17..................................   20,000   20,064,600
Federal National Mortgage Association
     1.250%, 01/30/17..................................   55,000   55,304,865
     5.000%, 02/13/17..................................   25,000   26,082,975
     0.750%, 03/14/17..................................   15,000   14,991,975
     1.000%, 09/27/17..................................   32,000   32,100,448
     0.875%, 10/26/17..................................   25,000   25,029,225
     0.875%, 12/20/17..................................   10,849   10,859,187
                                                                 ------------
TOTAL AGENCY OBLIGATIONS...............................           734,920,177
                                                                 ------------
BONDS -- (66.2%)
3M Co.
     1.000%, 06/26/17..................................    6,357    6,369,085
African Development Bank
     0.750%, 11/03/17..................................    3,500    3,489,798
Agence Francaise de Developpement
     1.125%, 10/03/16..................................   17,180   17,207,282
     1.625%, 10/04/17..................................   22,250   22,457,147
Alberta, Province of Canada
     1.000%, 06/21/17..................................   10,897   10,915,852
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17..................................    4,900    4,892,944
Apple, Inc.
#    1.050%, 05/05/17..................................    5,100    5,116,805
#    0.900%, 05/12/17..................................   27,445   27,464,321
Asian Development Bank
     2.250%, 08/18/17..................................   25,000   25,518,875
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17..................................    1,150    1,149,783

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
     1.250%, 06/13/17.................................. $ 35,025 $ 34,980,413
     1.875%, 10/06/17..................................   29,800   29,998,587
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)  0.997%, 01/10/17..................................   17,800   17,800,997
(r)  0.997%, 01/10/17..................................    4,000    4,000,152
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..................................   55,250   55,370,997
     0.625%, 09/15/16..................................   26,600   26,565,580
     5.125%, 10/05/16..................................   11,986   12,332,072
     0.875%, 02/21/17..................................   51,960   51,970,808
     1.375%, 09/27/17..................................   40,000   40,273,200
Bank of Montreal
     1.300%, 07/15/16..................................   13,070   13,095,578
     0.808%, 06/16/17..................................   74,000   73,800,644
(r)  0.894%, 09/01/17..................................   48,700   48,673,994
     1.400%, 09/11/17..................................   27,000   27,055,269
Bank of Montreal Floating Rate Note
(r)  1.142%, 07/15/16..................................   21,211   21,222,857
Bank of Nova Scotia (The)
#    1.375%, 07/15/16..................................   50,283   50,377,381
#    1.100%, 12/13/16..................................   36,825   36,804,709
     2.550%, 01/12/17..................................   12,500   12,667,612
     1.300%, 07/21/17..................................   24,038   24,010,380
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.927%, 04/11/17..................................   24,000   23,946,096
Berkshire Hathaway Finance Corp.
#    1.600%, 05/15/17..................................   58,482   58,957,459
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.792%, 01/13/17..................................   16,500   16,497,426
(r)  0.921%, 01/12/18..................................   16,000   15,976,224
Berkshire Hathaway, Inc.
     1.900%, 01/31/17..................................    6,000    6,058,740
British Columbia, Province of Canada
     1.200%, 04/25/17..................................   24,000   24,094,080
Caisse des Depots et Consignations
     0.875%, 11/07/16..................................   21,200   21,203,244
     1.000%, 03/13/17..................................   18,000   18,017,244
     1.125%, 11/13/17..................................    3,400    3,398,300
Canada Government International Bond
     0.875%, 02/14/17..................................   54,320   54,390,670
Canadian Imperial Bank of Commerce
     0.493%, 10/28/16..................................   25,000   24,973,925
Canadian Imperial Bank of Commerce Floating Rate Note
(r)  1.140%, 07/18/16..................................   57,870   57,934,178
Chevron Corp.
     1.344%, 11/09/17..................................   59,725   59,569,775

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Chevron Corp. Floating Rate Note
(r)   0.478%, 02/22/17.................................. $ 15,400 $ 15,344,699
Cisco Systems, Inc.
#     1.100%, 03/03/17..................................    9,376    9,400,490
#     3.150%, 03/14/17..................................    6,000    6,149,652
Coca-Cola Co. (The)
#     0.750%, 11/01/16..................................    1,628    1,627,922
      0.875%, 10/27/17..................................   31,200   31,150,642
Commonwealth Bank of Australia
      1.900%, 09/18/17..................................   23,133   23,304,462
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
  Floating Rate Note
(r)   0.658%, 11/23/16..................................   48,500   48,484,965
Council Of Europe Development Bank
      1.250%, 09/22/16..................................   28,250   28,334,298
Development Bank of Japan, Inc.
      1.625%, 10/05/16..................................   38,500   38,664,703
      5.125%, 02/01/17..................................   11,500   11,955,181
      5.125%, 02/01/17..................................   54,300   56,449,248
      1.500%, 03/13/17..................................   14,050   14,090,380
Erste Abwicklungsanstalt
      1.000%, 02/27/17..................................  100,200  100,216,433
      1.000%, 10/13/17..................................    6,400    6,387,840
European Bank for Reconstruction & Development
#     1.375%, 10/20/16..................................   47,000   47,397,526
      1.000%, 02/16/17..................................   47,386   47,622,883
European Investment Bank
      1.125%, 12/15/16..................................   19,300   19,361,625
#     1.750%, 03/15/17..................................   69,100   69,807,653
      5.125%, 05/30/17..................................    9,500   10,030,641
      1.625%, 06/15/17..................................   50,000   50,514,350
#     1.000%, 08/17/17..................................    9,200    9,215,456
      1.125%, 09/15/17..................................   48,200   48,349,902
      1.000%, 12/15/17..................................   12,500   12,496,475
Export Development Canada
      0.625%, 04/27/17..................................   22,000   21,953,624
      0.625%, 04/27/17..................................   15,100   15,027,112
      0.750%, 12/15/17..................................   11,000   10,960,840
Exxon Mobil Corp.
      0.921%, 03/15/17..................................   12,500   12,495,500
FMS Wertmanagement AoeR
      0.625%, 01/30/17..................................   23,000   22,945,030
#     1.125%, 09/05/17..................................   89,753   90,010,232
      1.000%, 11/21/17..................................   23,965   23,964,089
GE Capital International Funding Co.
      0.964%, 04/15/16..................................  142,622  142,688,034
General Electric Capital Corp.
      2.950%, 05/09/16..................................   10,000   10,060,350
#     2.900%, 01/09/17..................................      100      101,711

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
      5.625%, 09/15/17.................................. $ 10,000 $ 10,697,120
Inter-American Development Bank
      5.125%, 09/13/16..................................  102,500  105,560,445
      1.125%, 03/15/17..................................   10,000   10,053,270
      1.250%, 01/16/18..................................   41,331   41,632,262
International Bank for Reconstruction & Development
      0.750%, 12/15/16..................................    5,000    5,010,470
      0.625%, 05/02/17..................................   30,000   29,740,530
Japan Bank for International Cooperation
      1.125%, 07/19/17..................................   46,750   46,693,152
Japan Finance Organization for Municipalities
      1.500%, 09/12/17..................................   15,308   15,328,023
KFW
      1.250%, 10/05/16..................................   21,000   21,081,837
      0.625%, 12/15/16..................................    7,500    7,492,178
      0.750%, 03/17/17..................................  120,500  120,378,174
      2.750%, 07/27/17..................................   25,000   25,685,200
      0.875%, 09/05/17..................................   19,000   18,987,194
      0.875%, 11/16/17..................................    5,000    4,991,610
      2.375%, 12/22/17..................................   11,600   11,899,582
Kommunalbanken A.S.
      0.875%, 10/03/16..................................    5,000    5,003,360
      1.375%, 06/08/17..................................   57,800   58,113,103
      1.000%, 09/26/17..................................   20,500   20,504,694
Kommunekredit
      0.875%, 07/29/16..................................   25,000   25,020,750
      1.000%, 01/17/17..................................   16,363   16,408,473
      1.125%, 01/16/18..................................   11,700   11,714,836
Kommuninvest I Sverige AB
      0.875%, 12/13/16..................................   68,200   68,249,445
      1.625%, 02/13/17..................................    8,000    8,064,376
      1.000%, 04/11/17..................................    7,000    7,010,010
      1.000%, 04/11/17..................................   35,000   35,050,050
      1.000%, 10/24/17..................................   23,500   23,492,386
      1.000%, 01/29/18..................................   15,000   14,976,570
Landeskreditbank Baden-Wuerttemberg Foerderbank
      0.625%, 01/26/17..................................   41,650   41,574,613
      0.875%, 04/10/17..................................   21,400   21,409,266
      1.625%, 04/25/17..................................  155,854  157,308,118
Landwirtschaftliche Rentenbank
      0.875%, 09/12/17..................................   30,280   30,263,709
Manitoba, Province of Canada
      4.900%, 12/06/16..................................    1,200    1,240,320
Merck & Co., Inc. Floating Rate Note
#(r)  0.466%, 02/10/17..................................    4,400    4,397,725
Microsoft Corp.
#     0.875%, 11/15/17..................................    4,532    4,530,432

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
Municipality Finance P.L.C.
      1.250%, 09/12/16................................. $ 29,000 $   29,072,413
National Australia Bank, Ltd.
      1.300%, 07/25/16.................................    5,400      5,409,990
      2.750%, 03/09/17.................................   10,930     11,121,647
#     1.250%, 03/17/17.................................    5,000      5,004,565
National Australia Bank, Ltd. Floating Rate Note
#(r)  1.169%, 07/25/16.................................   38,765     38,794,655
(r)   0.846%, 12/02/16.................................    6,675      6,677,844
(r)   0.846%, 12/02/16.................................   15,845     15,851,750
(r)   0.896%, 03/17/17.................................   34,165     34,145,492
Nederlandse Waterschapsbank NV
      0.750%, 03/29/16.................................    6,900      6,901,014
#     2.125%, 06/16/16.................................   17,149     17,244,074
      1.250%, 09/18/17.................................   10,000     10,038,420
      1.250%, 01/16/18.................................   10,000     10,026,520
Nestle Holdings, Inc.
      1.375%, 06/21/17.................................   10,203     10,245,740
Netherlands Government Bond
      1.000%, 02/24/17.................................   25,200     25,266,301
Nordea Bank AB
      3.125%, 03/20/17.................................   12,500     12,754,387
#     3.125%, 03/20/17.................................    7,092      7,236,329
Nordea Bank Finland P.L.C.
      0.639%, 02/13/17.................................  100,000     99,980,700
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.682%, 06/13/16.................................   53,700     53,681,473
Nordic Investment Bank
      1.000%, 03/07/17.................................   38,700     38,793,809
NRW Bank
      1.000%, 05/22/17.................................   10,000     10,005,900
Oesterreichische Kontrollbank AG
      0.750%, 12/15/16.................................   31,000     30,979,757
      0.750%, 05/19/17.................................   74,100     73,999,669
Ontario, Province of Canada
      1.000%, 07/22/16.................................   12,000     12,018,108
      1.600%, 09/21/16.................................   77,600     77,922,273
      4.950%, 11/28/16.................................    1,294      1,336,253
      1.100%, 10/25/17.................................   49,951     49,922,378
#     3.150%, 12/15/17.................................   20,059     20,766,361
Pfizer, Inc.
      1.100%, 05/15/17.................................   11,700     11,718,849
Quebec, Province of Canada
      5.125%, 11/14/16.................................   49,087     50,694,599
Royal Bank of Canada
      0.692%, 12/15/16.................................   25,000     25,008,575
#     1.000%, 04/27/17.................................   48,000     47,926,512
      1.400%, 10/13/17.................................   12,000     11,992,236
Royal Bank of Canada Floating Rate Note
(r)   0.937%, 09/09/16.................................   45,680     45,717,686

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
(r)   0.949%, 01/23/17................................. $ 21,065 $   21,063,947
(r)   0.873%, 02/03/17.................................   73,100     73,002,119
(r)   0.882%, 10/13/17.................................    2,350      2,339,958
Shell International Finance BV
#     1.125%, 08/21/17.................................    3,500      3,484,443
#     1.250%, 11/10/17.................................   17,588     17,546,545
State of North Rhine-Westphalia
      1.125%, 11/21/17.................................   13,300     13,304,894
Statoil ASA
      1.250%, 11/09/17.................................    7,000      6,940,115
Svensk Exportkredit AB
      5.125%, 03/01/17.................................   34,244     35,809,019
      1.750%, 05/30/17.................................   10,000     10,106,460
Svenska Handelsbanken AB
      0.544%, 08/17/16.................................   58,600     58,601,699
Svenska Handelsbanken AB Floating Rate Note
#(r)  1.063%, 09/23/16.................................  150,602    150,800,192
Sweden Government International Bond
      0.875%, 08/15/17.................................   34,500     34,521,321
Toronto-Dominion Bank (The)
#     1.125%, 05/02/17.................................   18,000     17,971,200
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.792%, 07/13/16.................................   60,000     59,950,680
(r)   0.937%, 09/09/16.................................   48,945     49,003,391
(r)   0.872%, 01/06/17.................................   76,000     75,939,960
Total Capital International SA
      1.500%, 02/17/17.................................    5,000      5,001,100
      1.550%, 06/28/17.................................   13,000     12,993,734
Toyota Motor Credit Corp.
      1.125%, 05/16/17.................................   24,900     24,925,597
      1.750%, 05/22/17.................................   38,000     38,279,300
#     1.250%, 10/05/17.................................   17,825     17,767,265
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.693%, 09/23/16.................................   30,000     29,982,390
(r)   0.552%, 02/16/17.................................  113,000    112,900,899
Westpac Banking Corp.
#     1.200%, 05/19/17.................................    8,457      8,461,085
      2.000%, 08/14/17.................................   11,268     11,363,508
      1.500%, 12/01/17.................................   15,000     15,008,190
Westpac Banking Corp. Floating Rate Note
(r)   0.697%, 05/19/17.................................   10,000      9,986,650
(r)   0.784%, 12/01/17.................................   31,277     31,149,577
                                                                 --------------
TOTAL BONDS............................................           5,033,189,231
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (16.9%)
U.S. Treasury Notes
      0.500%, 11/30/16.................................   20,000     19,981,240
      0.625%, 12/15/16.................................   40,000     39,995,320

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
      0.875%, 12/31/16................................. $110,000 $  110,223,410
      0.500%, 01/31/17.................................  151,000    150,764,138
      0.875%, 02/28/17.................................  100,000    100,199,200
      0.750%, 03/15/17.................................   25,000     25,016,600
      0.875%, 04/15/17.................................   29,000     29,063,452
      0.875%, 04/30/17.................................    5,000      5,010,740
      0.875%, 05/15/17.................................   80,000     80,168,720
      0.750%, 06/30/17.................................   45,000     45,010,530
      0.875%, 07/15/17.................................   50,000     50,097,650
      0.500%, 07/31/17.................................   15,000     14,945,505
      0.875%, 08/15/17.................................   10,000     10,017,970
      1.875%, 08/31/17.................................   55,000     55,953,920
      1.000%, 09/15/17.................................   90,000     90,326,970
      0.875%, 10/15/17.................................   45,000     45,070,290
      0.750%, 10/31/17.................................  117,000    116,926,875
      0.875%, 11/15/17.................................   70,000     70,098,420
      2.250%, 11/30/17.................................   60,000     61,565,640
      1.000%, 12/15/17.................................  114,000    114,440,838
      0.750%, 12/31/17.................................   30,000     29,971,860
      0.875%, 01/15/18.................................   15,000     15,018,750
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,279,868,038
                                                                 --------------
TOTAL INVESTMENT SECURITIES............................           7,047,977,446
                                                                 --------------
COMMERCIAL PAPER -- (6.4%)
Apple, Inc.
##    0.450%, 04/06/16.................................   25,000     24,980,497
Bank of Nova Scotia (The)
      0.666%, 12/05/16.................................   74,300     74,271,246
Caisse des Depots et Consignations
##    0.310%, 02/16/16.................................   25,000     24,997,379
Commonwealth Bank of Australia
##    0.400%, 03/02/16.................................   19,500     19,493,351
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
      0.716%, 05/06/16.................................   41,100     41,118,701
Erste Abwicklungsanstalt
##    0.290%, 02/02/16.................................   25,850     25,849,141
##    0.590%, 04/22/16.................................   50,000     49,948,666
Export Development Canada
      0.300%, 02/23/16.................................   25,000     24,994,740
NRW. Bank
##    0.360%, 02/01/16.................................   11,000     10,999,693
Pfizer, Inc.
      0.227%, 02/11/16.................................   50,000     49,995,847
##    0.230%, 02/11/16.................................   15,000     14,998,754
PSP Capital, Inc.
##    0.310%, 02/01/16.................................   26,150     26,149,357
##    0.360%, 02/08/16.................................   25,000     24,997,771
##    0.310%, 02/09/16.................................   15,000     14,998,510

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
Siemens Capital Co. LLC
##    0.530%, 03/29/16................................. $ 15,000 $   14,990,000
##    0.500%, 04/18/16.................................   10,000      9,990,378
Total Capital Canada, Ltd.
##    0.270%, 02/10/16.................................   11,720     11,718,715
Westpac Banking Corp.
##    0.380%, 02/05/16.................................   20,000     19,998,946
TOTAL COMMERCIAL PAPER.................................             484,491,692
                                                                 --------------

                                                         SHARES
                                                        --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.358% 22,716,624..............................              22,716,624
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund 3,747,031.........              43,353,147
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,600,812,175)^^..............................          $7,598,538,909
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Agency Obligations..........          -- $  734,920,177   --    $  734,920,177
 Bonds.......................          --  5,033,189,231   --     5,033,189,231
 U.S. Treasury Obligations...          --  1,279,868,038   --     1,279,868,038
 Commercial Paper............          --    484,491,692   --       484,491,692
 Temporary Cash Investments.. $22,716,624             --   --        22,716,624
 Securities Lending
   Collateral................          --     43,353,147   --        43,353,147
                              ----------- --------------   --    --------------
 TOTAL....................... $22,716,624 $7,575,822,285   --    $7,598,538,909
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
BONDS -- (65.3%)

AUSTRALIA -- (5.3%)
Australia & New Zealand Banking Group, Ltd.
   1.250%, 01/10/17....................................... $23,765 $ 23,760,508
   1.250%, 06/13/17.......................................  54,180   54,111,029
   1.875%, 10/06/17.......................................  22,800   22,951,939
   1.500%, 01/16/18.......................................   1,750    1,746,378
Commonwealth Bank of Australia
   1.125%, 03/13/17.......................................  16,700   16,672,679
   1.400%, 09/08/17.......................................   8,585    8,589,087
   1.900%, 09/18/17.......................................  21,742   21,903,152
National Australia Bank, Ltd.
   2.750%, 03/09/17.......................................  56,525   57,516,109
   1.250%, 03/17/17.......................................  23,245   23,266,223
   1.300%, 06/30/17.......................................   7,670    7,669,693
   1.300%, 06/30/17.......................................   3,100    3,099,876
Westpac Banking Corp.
   1.200%, 05/19/17.......................................  17,603   17,611,502
   2.000%, 08/14/17.......................................   3,364    3,392,513
   1.500%, 12/01/17.......................................  13,244   13,251,231
   1.600%, 01/12/18.......................................   2,500    2,501,645
                                                                   ------------
TOTAL AUSTRALIA...........................................          278,043,564
                                                                   ------------
AUSTRIA -- (1.6%)
Oesterreichische Kontrollbank AG
   0.750%, 12/15/16.......................................  12,865   12,856,599
   5.000%, 04/25/17.......................................   5,000    5,249,375
   0.750%, 05/19/17.......................................  64,800   64,712,261
                                                                   ------------
TOTAL AUSTRIA.............................................           82,818,235
                                                                   ------------
CANADA -- (10.3%)
Alberta, Province of Canada
   1.000%, 06/21/17.......................................  15,400   15,426,642
Bank of Montreal
   1.400%, 09/11/17.......................................  23,200   23,247,490
Bank of Nova Scotia (The)
   2.100%, 11/08/16 CAD...................................  33,000   23,745,913
   1.100%, 12/13/16.......................................   9,986    9,980,498
   1.100%, 12/13/16.......................................     824      823,546
   2.550%, 01/12/17.......................................  15,750   15,961,192
   2.550%, 01/12/17.......................................  10,000   10,134,090
   1.250%, 04/11/17.......................................   6,700    6,703,618
   1.250%, 04/11/17.......................................  21,380   21,386,093
   1.300%, 07/21/17.......................................  17,608   17,587,768
British Columbia, Province of Canada
   1.200%, 04/25/17.......................................  30,769   30,889,615
Export Development Canada
   1.250%, 10/26/16.......................................   8,585    8,617,623
   0.625%, 04/27/17.......................................  13,500   13,471,542
   0.625%, 04/27/17.......................................  20,100   20,002,977

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
CANADA -- (Continued)
   0.750%, 12/15/17....................................... $10,805 $ 10,766,534
Manitoba, Province of Canada
   1.300%, 04/03/17.......................................  14,017   14,077,035
Ontario, Province of Canada
   1.600%, 09/21/16.......................................  18,527   18,603,943
   1.600%, 09/21/16.......................................   1,300    1,305,390
   1.100%, 10/25/17.......................................  45,305   45,279,040
   3.150%, 12/15/17.......................................  16,000   16,564,224
Royal Bank of Canada
   1.200%, 01/23/17.......................................  61,263   61,330,389
   1.000%, 04/27/17.......................................  35,615   35,560,474
   1.250%, 06/16/17.......................................  28,909   28,892,088
   1.400%, 10/13/17.......................................  23,000   22,985,119
   1.500%, 01/16/18.......................................   5,000    5,004,830
Toronto-Dominion Bank (The)
   2.375%, 10/19/16.......................................   4,315    4,358,111
   2.375%, 10/19/16.......................................  11,500   11,614,816
   1.125%, 05/02/17.......................................  31,485   31,434,624
   1.125%, 05/02/17.......................................  13,400   13,378,560
                                                                   ------------
TOTAL CANADA..............................................          539,133,784
                                                                   ------------
DENMARK -- (0.7%)
Denmark Government International Bond
   0.875%, 03/20/17.......................................  20,000   20,034,640
Kommunekredit
   1.000%, 01/17/17.......................................   3,000    3,008,337
   1.125%, 01/16/18.......................................  14,700   14,718,640
                                                                   ------------
TOTAL DENMARK.............................................           37,761,617
                                                                   ------------
FINLAND -- (0.8%)
Municipality Finance P.L.C.
   2.375%, 05/16/16.......................................  14,500   14,570,195
   1.250%, 09/12/16.......................................  29,182   29,254,867
                                                                   ------------
TOTAL FINLAND.............................................           43,825,062
                                                                   ------------
FRANCE -- (3.2%)
Agence Francaise de Developpement
   1.125%, 10/03/16.......................................   9,552    9,567,168
   1.625%, 10/04/17.......................................  26,614   26,861,776
Caisse des Depots et Consignations
   0.875%, 11/07/16.......................................  22,200   22,203,397
   1.000%, 03/13/17.......................................  73,600   73,670,509
   1.125%, 11/13/17.......................................   3,200    3,198,400
Total Capital International SA
   1.500%, 02/17/17.......................................   4,500    4,500,990
   1.500%, 02/17/17.......................................  10,000   10,002,200
   1.550%, 06/28/17.......................................  14,500   14,493,011
                                                                   ------------
TOTAL FRANCE..............................................          164,497,451
                                                                   ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
GERMANY -- (9.2%)
Erste Abwicklungsanstalt
       1.000%, 02/27/17.................................. $ 55,800 $ 55,809,151
       1.000%, 10/13/17..................................    3,800    3,792,780
FMS Wertmanagement AoeR
       0.625%, 01/30/17..................................   28,000   27,933,080
       1.125%, 09/05/17..................................   62,161   62,339,153
       1.000%, 11/21/17..................................   18,977   18,976,279
KFW
       0.750%, 03/17/17..................................   51,400   51,348,035
       2.750%, 07/27/17..................................   30,000   30,822,240
       0.875%, 09/05/17..................................   12,400   12,391,642
       0.875%, 11/16/17..................................   10,000    9,983,220
       2.375%, 12/22/17..................................   18,400   18,875,198
       1.000%, 01/26/18..................................   10,000   10,003,200
Landeskreditbank Baden- Wuerttemberg Foerderbank
       0.625%, 01/26/17..................................    5,350    5,340,317
       0.875%, 04/10/17..................................   30,679   30,692,284
       1.625%, 04/25/17..................................   66,740   67,362,684
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17..................................   12,000   11,993,544
NRW Bank
       1.000%, 05/22/17..................................   32,025   32,043,895
State of North Rhine-Westphalia
       1.125%, 11/21/17..................................   27,000   27,009,936
                                                                   ------------
TOTAL GERMANY............................................           476,716,638
                                                                   ------------
IRELAND -- (1.9%)
GE Capital International Funding Co.
       0.964%, 04/15/16..................................  101,343  101,389,922
                                                                   ------------
JAPAN -- (4.3%)
Development Bank of Japan, Inc.
       1.625%, 10/05/16..................................   21,000   21,089,838
       5.125%, 02/01/17..................................   23,500   24,430,153
       1.500%, 03/13/17..................................   64,030   64,214,022
Japan Bank for International Cooperation
       5.250%, 03/23/16..................................   10,100   10,160,661
       1.125%, 07/19/17..................................   79,600   79,503,206
Japan Finance Organization for Municipalities
       1.500%, 09/12/17..................................   14,090   14,108,430
Nippon Telegraph & Telephone Corp.
       1.400%, 07/18/17..................................    5,000    5,003,060
       1.400%, 07/18/17..................................    3,645    3,647,231
                                                                   ------------
TOTAL JAPAN..............................................           222,156,601
                                                                   ------------

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..................................... $17,100 $ 17,137,449
     0.875%, 02/21/17.....................................  60,782   60,794,643
     1.375%, 09/27/17.....................................  39,250   39,518,078
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16.....................................   8,900    8,901,308
     2.125%, 06/16/16.....................................  10,910   10,970,485
     2.125%, 02/09/17.....................................  21,098   21,363,096
     1.250%, 09/18/17.....................................  27,040   27,143,888
Netherlands Government Bond
     1.000%, 02/24/17.....................................  28,652   28,727,383
Shell International Finance BV
     1.125%, 08/21/17.....................................  17,000   16,924,435
     1.125%, 08/21/17.....................................   2,750    2,737,776
     1.250%, 11/10/17.....................................  27,860   27,794,334
                                                                   ------------
TOTAL NETHERLANDS.........................................          262,012,875
                                                                   ------------
NEW ZEALAND -- (0.3%)
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17.....................................  15,680   15,657,421
                                                                   ------------
NORWAY -- (1.2%)
Kommunalbanken A.S.
     1.375%, 06/08/17.....................................  35,900   36,094,470
     1.000%, 09/26/17.....................................  10,750   10,752,462
Statoil ASA
     3.125%, 08/17/17.....................................   7,281    7,428,899
     1.250%, 11/09/17.....................................   9,000    8,923,005
                                                                   ------------
TOTAL NORWAY..............................................           63,198,836
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.0%)
African Development Bank
     1.125%, 03/15/17.....................................  16,000   16,061,312
     0.750%, 11/03/17.....................................   2,900    2,891,546
Asian Development Bank
     5.500%, 06/27/16.....................................  22,011   22,441,227
     1.125%, 03/15/17.....................................  15,000   15,056,850
     0.750%, 07/28/17.....................................  20,780   20,729,588
     2.250%, 08/18/17.....................................  20,000   20,415,100
Council Of Europe Development Bank
     1.250%, 09/22/16.....................................   8,893    8,919,537
     1.500%, 02/22/17.....................................  16,389   16,510,279
EUROFIMA
     5.000%, 04/03/17.....................................   4,474    4,685,320
European Bank for Reconstruction & Development
#    1.375%, 10/20/16.....................................  32,654   32,930,188
     1.000%, 02/16/17.....................................  48,571   48,813,806
#    0.750%, 09/01/17.....................................  10,000    9,996,560

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.750%, 03/15/17.................................   $ 14,600 $   14,749,519
    1.625%, 06/15/17.................................     50,000     50,514,350
    1.000%, 08/17/17.................................     13,000     13,021,840
    1.125%, 09/15/17.................................     48,000     48,149,280
    1.000%, 12/15/17.................................     20,000     19,994,360
Inter-American Development Bank
    0.875%, 11/15/16.................................      1,192      1,196,161
#   1.000%, 07/14/17.................................     37,365     37,439,730
    1.000%, 07/14/17.................................      5,000      5,010,000
    1.250%, 01/16/18.................................     47,405     47,750,535
International Bank for Reconstruction & Development
    0.875%, 04/17/17.................................     35,000     35,072,100
    0.625%, 05/02/17.................................     15,000     14,870,265
    1.125%, 07/18/17.................................      2,330      2,346,021
Nordic Investment Bank
    1.000%, 03/07/17.................................     10,000     10,024,240
                                                                 --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........               519,589,714
                                                                 --------------
SWEDEN -- (3.6%).....................................
Kommuninvest I Sverige AB
    1.625%, 02/13/17.................................      7,846      7,909,137
    1.000%, 04/11/17.................................      6,500      6,509,295
    1.000%, 04/11/17.................................     20,000     20,028,600
    0.625%, 04/21/17.................................      6,400      6,380,480
    1.000%, 10/24/17.................................     23,300     23,292,451
    1.000%, 01/29/18.................................     16,500     16,474,227
Nordea Bank AB
    3.125%, 03/20/17.................................     32,975     33,646,074
    3.125%, 03/20/17.................................      9,550      9,744,352
    1.250%, 04/04/17.................................      8,780      8,778,121
Svensk Exportkredit AB
    1.125%, 12/15/16................................. GBP 11,000     15,718,907
#   5.125%, 03/01/17.................................     15,000     15,685,530
    5.125%, 03/01/17.................................      3,000      3,137,106
Svenska Handelsbanken AB
    2.875%, 04/04/17.................................     10,090     10,275,949
    1.875%, 08/29/17................................. GBP  6,154      8,846,259
                                                                 --------------
TOTAL SWEDEN.........................................               186,426,488
                                                                 --------------
UNITED STATES -- (7.9%)
Apple, Inc.
    1.050%, 05/05/17.................................     27,107     27,196,318
    0.900%, 05/12/17.................................     20,400     20,414,362
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.................................     18,500     18,650,405
Berkshire Hathaway, Inc.
    1.900%, 01/31/17.................................      5,930      5,988,055
    1.900%, 01/31/17.................................      3,000      3,029,370

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
UNITED STATES -- (Continued)
Chevron Corp.
    1.344%, 11/09/17.................................   $ 42,416 $   42,305,761
Cisco Systems, Inc.
    1.100%, 03/03/17.................................     27,712     27,784,384
    3.150%, 03/14/17.................................      3,000      3,074,826
Coca-Cola Co. (The)
    0.875%, 10/27/17.................................     20,000     19,968,360
Exxon Mobil Corp.
    0.921%, 03/15/17.................................     35,805     35,792,110
International Business Machines Corp.
    5.700%, 09/14/17.................................      4,000      4,285,628
Microsoft Corp.
    0.875%, 11/15/17.................................      4,532      4,530,432
Nestle Holdings, Inc.
    1.375%, 06/21/17.................................     15,939     16,005,768
Pfizer, Inc.
    1.100%, 05/15/17.................................     27,550     27,594,383
Toyota Motor Credit Corp.
    1.125%, 05/16/17.................................     53,911     53,966,420
    1.750%, 05/22/17.................................     18,075     18,207,851
    1.750%, 05/22/17.................................      5,000      5,036,750
    1.250%, 10/05/17.................................     39,975     39,845,521
    1.375%, 01/10/18.................................     12,000     12,016,800
    1.450%, 01/12/18.................................     25,041     25,117,976
                                                                 --------------
TOTAL UNITED STATES..................................               410,811,480
                                                                 --------------
TOTAL BONDS..........................................             3,404,039,688
                                                                 --------------
AGENCY OBLIGATIONS -- (14.9%)
Federal Home Loan Bank
    4.875%, 05/17/17.................................      5,485      5,776,775
    0.625%, 05/30/17.................................     72,000     71,887,968
    1.000%, 06/09/17.................................     80,000     80,245,920
#   1.000%, 06/21/17.................................     18,000     18,061,362
    0.750%, 08/28/17.................................     91,400     91,333,369
#   0.625%, 10/26/17.................................     42,300     42,164,217
#   5.000%, 11/17/17.................................     60,660     65,128,640
Federal Home Loan Mortgage Corporation
#   1.000%, 06/29/17.................................     10,000     10,031,000
#   0.750%, 07/14/17.................................     68,000     67,978,852
    1.000%, 07/28/17.................................     65,200     65,422,332
    1.000%, 09/29/17.................................     40,500     40,624,821
    5.125%, 11/17/17.................................     15,616     16,803,409
    1.000%, 12/15/17.................................     32,800     32,905,944
    0.750%, 01/12/18.................................     15,000     14,967,240
Federal National Mortgage Association
    1.000%, 09/27/17.................................     55,000     55,172,645
    0.875%, 10/26/17.................................     72,000     72,084,168

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
      0.875%, 12/20/17............................... $   27,334 $   27,359,667
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               777,948,329
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (19.2%)
U.S. Treasury Notes
      0.500%, 07/31/17...............................     10,000      9,963,670
      0.875%, 08/15/17...............................    120,000    120,215,640
      1.875%, 08/31/17...............................     65,000     66,127,360
      1.000%, 09/15/17...............................    130,000    130,472,290
      0.625%, 09/30/17...............................     35,000     34,913,865
      0.875%, 10/15/17...............................    135,000    135,210,870
      0.750%, 10/31/17...............................    165,000    164,896,875
      0.875%, 11/15/17...............................    140,000    140,196,840
      2.250%, 11/30/17...............................     50,000     51,304,700
      1.000%, 12/15/17...............................    110,000    110,425,370
      0.750%, 12/31/17...............................     10,000      9,990,620
      0.875%, 01/15/18...............................     25,000     25,031,250
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................               998,749,350
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,180,737,367
                                                                 --------------

                                                       SHARES
                                                      ----------
SECURITIES LENDING COLLATERAL -- (0.6%)
(S)@  DFA Short Term Investment Fund.................  2,683,651     31,049,845
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,220,270,451)^^............................            $5,211,787,212
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 ------- --------------- ------- --------------
Bonds
   Australia....................   --    $   278,043,564   --    $  278,043,564
   Austria......................   --         82,818,235   --        82,818,235
   Canada.......................   --        539,133,784   --       539,133,784
   Denmark......................   --         37,761,617   --        37,761,617
   Finland......................   --         43,825,062   --        43,825,062
   France.......................   --        164,497,451   --       164,497,451
   Germany......................   --        476,716,638   --       476,716,638
   Ireland......................   --        101,389,922   --       101,389,922
   Japan........................   --        222,156,601   --       222,156,601
   Netherlands..................   --        262,012,875   --       262,012,875
   New Zealand..................   --         15,657,421   --        15,657,421
   Norway.......................   --         63,198,836   --        63,198,836
   Supranational Organization
     Obligations................   --        519,589,714   --       519,589,714
   Sweden.......................   --        186,426,488   --       186,426,488
   United States................   --        410,811,480   --       410,811,480
Agency Obligations..............   --        777,948,329   --       777,948,329
U.S. Treasury Obligations.......   --        998,749,350   --       998,749,350
Securities Lending Collateral...   --         31,049,845   --        31,049,845
Forward Currency Contracts**....   --          2,579,401   --         2,579,401
                                   --    ---------------   --    --------------
TOTAL...........................   --    $ 5,214,366,613   --    $5,214,366,613
                                   ==    ===============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 BONDS -- (97.7%)
 AUSTRALIA -- (2.5%)
 Commonwealth Bank of Australia
    2.300%, 03/12/20....................................... $ 3,100 $ 3,105,521
 Macquarie Group, Ltd.
    3.000%, 12/03/18.......................................   4,475   4,524,046
 National Australia Bank, Ltd.
    2.400%, 12/09/19.......................................  15,000  15,136,185
                                                                    -----------
 TOTAL AUSTRALIA...........................................          22,765,752
                                                                    -----------
 CANADA -- (6.8%)
 Bank of Nova Scotia (The)
    2.050%, 06/05/19.......................................  10,000  10,000,720
 Brookfield Asset Management, Inc.
    5.800%, 04/25/17.......................................   4,150   4,299,180
 Cenovus Energy, Inc.
    5.700%, 10/15/19.......................................   5,775   5,724,041
 Royal Bank of Canada
    2.150%, 03/06/20.......................................  17,197  17,256,141
 Thomson Reuters Corp.
    6.500%, 07/15/18.......................................   4,700   5,168,482
 Toronto-Dominion Bank (The)
    1.400%, 04/30/18.......................................  10,605  10,569,314
    2.250%, 11/05/19.......................................   9,000   9,077,571
                                                                    -----------
 TOTAL CANADA..............................................          62,095,449
                                                                    -----------
 FRANCE -- (1.6%)
 BNP Paribas SA
    2.375%, 09/14/17.......................................   6,000   6,070,080
 BPCE SA
    2.500%, 07/15/19.......................................   4,900   4,958,859
    2.250%, 01/27/20.......................................   2,000   2,000,652
 Societe Generale SA
    2.750%, 10/12/17.......................................   1,117   1,136,313
                                                                    -----------
 TOTAL FRANCE..............................................          14,165,904
                                                                    -----------
 GERMANY -- (4.4%)
 Deutsche Bank AG
    6.000%, 09/01/17.......................................   4,000   4,244,584
    2.950%, 08/20/20.......................................   2,000   1,992,972
 FMS Wertmanagement AoeR
    1.000%, 11/21/17.......................................  20,000  19,999,240
 KFW
    1.500%, 04/20/20.......................................  14,000  13,991,320
                                                                    -----------
 TOTAL GERMANY.............................................          40,228,116
                                                                    -----------
 IRELAND -- (0.5%)
 GE Capital International Funding Co.
    2.342%, 11/15/20.......................................   4,715   4,733,289
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 JAPAN -- (2.6%)
 Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19....................................... $ 3,000 $ 3,023,604
 Development Bank of Japan, Inc.
    1.000%, 01/22/18.......................................   7,000   6,974,863
 Japan Finance Organization for Municipalities
    1.375%, 02/05/18.......................................  11,330  11,286,731
 Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.......................................   2,600   2,633,852
                                                                    -----------
 TOTAL JAPAN...............................................          23,919,050
                                                                    -----------
 NETHERLANDS -- (3.4%)
 Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.......................................   5,000   5,034,150
    1.375%, 03/19/18.......................................   5,000   5,022,720
 Cooperatieve Rabobank UA
    2.250%, 01/14/19.......................................   2,070   2,092,631
 Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.......................................   5,000   5,033,850
 Shell International Finance BV
    4.375%, 03/25/20.......................................  10,000  10,699,410
    2.125%, 05/11/20.......................................   3,620   3,545,207
                                                                    -----------
 TOTAL NETHERLANDS.........................................          31,427,968
                                                                    -----------
 NORWAY -- (1.4%)
 Kommunalbanken A.S.
    1.375%, 06/08/17.......................................  10,000  10,054,170
 Statoil ASA
    3.125%, 08/17/17.......................................   2,200   2,244,689
                                                                    -----------
 TOTAL NORWAY..............................................          12,298,859
                                                                    -----------
 SPAIN -- (0.3%)
 Telefonica Emisiones SAU
    3.192%, 04/27/18.......................................   2,500   2,542,880
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.6%)
 African Development Bank
    0.875%, 03/15/18.......................................   8,040   8,016,467
 European Investment Bank
    1.000%, 12/15/17.......................................  15,000  14,995,770
 Inter-American Development Bank
    0.875%, 03/15/18.......................................  10,000   9,986,020
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          32,998,257
                                                                    -----------
 SWEDEN -- (1.5%)
 Kommuninvest I Sverige AB
    1.000%, 10/24/17.......................................   4,000   3,998,704
 Nordea Bank AB
    1.625%, 05/15/18.......................................   3,000   2,990,655

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 SWEDEN -- (Continued)
 Svenska Handelsbanken AB
    2.500%, 01/25/19....................................... $ 6,350 $ 6,460,585
                                                                    -----------
 TOTAL SWEDEN..............................................          13,449,944
                                                                    -----------
 SWITZERLAND -- (1.0%)
 Credit Suisse AG New York
    2.300%, 05/28/19.......................................   5,425   5,451,555
    5.300%, 08/13/19.......................................   3,016   3,329,154
 UBS AG
    2.375%, 08/14/19.......................................     667     669,416
                                                                    -----------
 TOTAL SWITZERLAND.........................................           9,450,125
                                                                    -----------
 UNITED KINGDOM -- (3.9%)
 Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.......................................   5,000   5,034,215
 AstraZeneca P.L.C.
    2.375%, 11/16/20.......................................   5,000   5,013,280
 Barclays P.L.C.
    2.750%, 11/08/19.......................................   8,000   8,024,160
 BP Capital Markets P.L.C.
    2.315%, 02/13/20.......................................   2,600   2,558,405
 Nationwide Building Society
    2.350%, 01/21/20.......................................   1,266   1,270,283
 Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.......................................  10,000   9,960,180
 Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.......................................   3,628   3,555,440
                                                                    -----------
 TOTAL UNITED KINGDOM......................................          35,415,963
                                                                    -----------
 UNITED STATES -- (64.2%)
 Abbott Laboratories
    2.000%, 03/15/20.......................................   8,500   8,571,459
 AbbVie, Inc.
    2.500%, 05/14/20.......................................   3,500   3,476,522
 Actavis, Inc.
    1.875%, 10/01/17.......................................   4,000   3,999,264
 Aetna, Inc.
    2.200%, 03/15/19.......................................   5,000   5,024,340
 Aflac, Inc.
    2.650%, 02/15/17.......................................   2,650   2,697,724
 Agilent Technologies, Inc.
    6.500%, 11/01/17.......................................     596     635,796
 Ameren Corp.
    2.700%, 11/15/20.......................................   1,000   1,009,661
 American Express Co.
    7.000%, 03/19/18.......................................   2,000   2,217,226
 American Express Credit Corp.
    2.250%, 08/15/19.......................................   3,500   3,518,739

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 Amgen, Inc.
    2.200%, 05/22/19....................................... $ 7,700 $ 7,750,127
 Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.......................................   7,000   7,765,296
 Anthem, Inc.
    5.875%, 06/15/17.......................................   3,990   4,215,323
    1.875%, 01/15/18.......................................   4,000   3,991,288
 Apache Corp.
    6.900%, 09/15/18.......................................   4,890   5,320,995
 Arizona Public Service Co.
    8.750%, 03/01/19.......................................   3,000   3,572,022
 Assurant, Inc.
    2.500%, 03/15/18.......................................   5,000   5,021,545
 AT&T, Inc.
    1.400%, 12/01/17.......................................   7,425   7,394,706
 Autodesk, Inc.
    1.950%, 12/15/17.......................................   3,000   2,960,997
 Bank of America Corp.
    2.600%, 01/15/19.......................................   1,670   1,676,637
    2.650%, 04/01/19.......................................   1,000   1,005,000
 Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.......................................   4,030   4,065,674
    2.150%, 02/24/20.......................................   3,600   3,607,520
 Baxter International, Inc.
    1.850%, 06/15/18.......................................   5,000   4,988,875
 Bayer U.S. Finance LLC
    2.375%, 10/08/19.......................................   5,000   5,069,325
 BB&T Corp.
    1.450%, 01/12/18.......................................   4,000   3,986,360
 Becton Dickinson and Co.
    5.000%, 05/15/19.......................................   2,000   2,153,540
    6.375%, 08/01/19.......................................   4,500   5,091,822
 Biogen, Inc.
    2.900%, 09/15/20.......................................   5,000   5,035,645
 Bristol-Myers Squibb Co.
    1.750%, 03/01/19.......................................   5,000   5,056,005
 Buckeye Partners L.P.
    6.050%, 01/15/18.......................................   1,880   1,928,765
 Capital One Financial Corp.
    6.750%, 09/15/17.......................................   4,000   4,302,796
 Cardinal Health, Inc.
    1.700%, 03/15/18.......................................   9,000   8,984,610
 Caterpillar Financial Services Corp.
    2.450%, 09/06/18.......................................   2,880   2,946,125
 CBS Corp.
    2.300%, 08/15/19.......................................   6,638   6,610,811
 Celgene Corp.
    2.250%, 05/15/19.......................................   5,000   5,014,450
 Chevron Corp.
    2.193%, 11/15/19.......................................  10,000  10,033,300

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
CNA Financial Corp.
    7.350%, 11/15/19....................................... $ 3,000 $ 3,454,743
Comerica, Inc.
    2.125%, 05/23/19.......................................     700     700,997
ConocoPhillips
    6.000%, 01/15/20.......................................   1,500   1,592,100
Costco Wholesale Corp.
    1.700%, 12/15/19.......................................   4,000   4,025,388
CR Bard, Inc.
    1.375%, 01/15/18.......................................   5,085   5,046,156
CVS Health Corp.
    2.250%, 08/12/19.......................................   6,000   6,043,416
    2.800%, 07/20/20.......................................   2,665   2,711,046
Daimler Finance North America LLC
    1.650%, 03/02/18.......................................   3,600   3,564,295
Dollar General Corp.
    1.875%, 04/15/18.......................................   5,000   4,972,020
Dominion Resources, Inc.
    2.500%, 12/01/19.......................................   6,167   6,205,821
DTE Energy Co.
    2.400%, 12/01/19.......................................   3,210   3,233,793
eBay, Inc.
    2.200%, 08/01/19.......................................   8,500   8,420,499
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.......................................   2,475   2,702,928
EMC Corp.
    1.875%, 06/01/18.......................................   8,780   8,394,602
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.......................................   1,942   1,986,536
EOG Resources, Inc.
    2.500%, 02/01/16.......................................   2,500   2,500,000
Exelon Generation Co. LLC
    6.200%, 10/01/17.......................................   4,000   4,251,708
Express Scripts Holding Co.
    2.250%, 06/15/19.......................................   5,865   5,823,663
Exxon Mobil Corp.
    1.305%, 03/06/18.......................................  17,440  17,413,700
Fifth Third Bancorp
    2.300%, 03/01/19.......................................   2,270   2,277,975
Fifth Third Bank
    2.375%, 04/25/19.......................................   1,615   1,624,758
FMC Technologies, Inc.
    2.000%, 10/01/17.......................................   5,000   4,808,725
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.......................................   5,000   5,240,885
    2.375%, 03/12/19.......................................   1,000     985,222
GATX Corp.
    2.500%, 03/15/19.......................................   3,000   2,978,880
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.......................................   2,000   2,146,402

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Halliburton Co.
    6.150%, 09/15/19....................................... $ 3,000 $ 3,319,251
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.......................................   5,000   4,955,725
Hershey Co. (The)
    1.600%, 08/21/18.......................................   2,700   2,722,270
Home Depot, Inc. (The)
    2.000%, 06/15/19.......................................   5,000   5,091,360
HSBC USA, Inc.
    2.375%, 11/13/19.......................................   2,000   1,999,380
    2.350%, 03/05/20.......................................   3,825   3,786,670
Humana, Inc.
    2.625%, 10/01/19.......................................   2,000   2,022,260
Huntington Bancshares, Inc.
    2.600%, 08/02/18.......................................   5,000   5,058,750
Illinois Tool Works, Inc.
    1.950%, 03/01/19.......................................   6,150   6,220,909
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.......................................   5,000   5,095,810
International Business Machines Corp.
#   1.950%, 02/12/19.......................................   8,575   8,683,731
Jefferies Group LLC
    5.125%, 04/13/18.......................................   1,875   1,946,850
John Deere Capital Corp.
#   1.950%, 03/04/19.......................................   3,400   3,417,238
JPMorgan Chase & Co.
    6.300%, 04/23/19.......................................     548     616,446
    2.250%, 01/23/20.......................................   4,000   3,967,444
KeyBank NA
    1.650%, 02/01/18.......................................     820     819,295
KeyCorp
    2.900%, 09/15/20.......................................   2,142   2,157,540
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................   2,300   2,319,433
Kroger Co. (The)
    2.300%, 01/15/19.......................................   3,000   3,049,080
L-3 Communications Corp.
    4.750%, 07/15/20.......................................   1,553   1,636,197
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................   2,500   2,508,250
Legg Mason, Inc.
    2.700%, 07/15/19.......................................   2,000   2,023,098
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.......................................   7,800   7,717,187
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.......................................   2,200   2,207,979
MasterCard, Inc.
    2.000%, 04/01/19.......................................   8,500   8,604,881

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Mattel, Inc.
    2.350%, 05/06/19....................................... $6,000  $5,972,568
McDonald's Corp.
    5.350%, 03/01/18.......................................  2,870   3,081,582
McKesson Corp.
    1.400%, 03/15/18.......................................  4,407   4,371,554
Medtronic, Inc.
    2.500%, 03/15/20.......................................  2,000   2,031,284
    4.450%, 03/15/20.......................................  2,000   2,178,498
MetLife, Inc.
    7.717%, 02/15/19.......................................  2,500   2,913,917
Monsanto Co.
    2.125%, 07/15/19.......................................  2,500   2,498,122
Morgan Stanley
    6.250%, 08/28/17.......................................  1,000   1,065,954
    7.300%, 05/13/19.......................................  1,800   2,062,840
    2.375%, 07/23/19.......................................  1,365   1,361,376
MUFG Union Bank NA
    2.625%, 09/26/18.......................................  5,245   5,324,000
Mylan, Inc.
    2.550%, 03/28/19.......................................  4,400   4,377,314
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.......................................  3,850   3,835,239
Nisource Finance Corp.
    6.400%, 03/15/18.......................................  1,194   1,303,897
Nordstrom, Inc.
    4.750%, 05/01/20.......................................  5,225   5,689,304
Nucor Corp.
    5.750%, 12/01/17.......................................  7,160   7,562,908
ONE Gas, Inc.
    2.070%, 02/01/19.......................................  4,944   4,972,962
Oracle Corp.
    5.000%, 07/08/19.......................................  5,000   5,546,200
PACCAR Financial Corp.
    1.750%, 08/14/18.......................................  1,900   1,905,837
PepsiCo, Inc.
    5.000%, 06/01/18.......................................  2,115   2,289,748
    4.500%, 01/15/20.......................................  1,700   1,872,681
PG&E Corp.
    2.400%, 03/01/19.......................................  5,000   5,026,870
Pioneer Natural Resources Co.
    6.650%, 03/15/17.......................................  1,700   1,730,342
    6.875%, 05/01/18.......................................  2,000   2,083,134
PNC Bank NA
    2.400%, 10/18/19.......................................  2,000   2,019,618
    2.600%, 07/21/20.......................................  1,000   1,014,154
Praxair, Inc.
    1.250%, 11/07/18.......................................  4,000   3,967,068
Principal Financial Group, Inc.
    1.850%, 11/15/17.......................................  6,707   6,729,267

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    6.100%, 06/15/17....................................... $1,000  $1,060,332
    6.000%, 12/01/17.......................................  1,300   1,401,121
Qwest Corp.
    6.500%, 06/01/17.......................................  4,000   4,190,000
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.......................................  1,000   1,041,009
Republic Services, Inc.
    3.800%, 05/15/18.......................................  5,427   5,664,486
Reynolds American, Inc.
    2.300%, 08/21/17.......................................  2,000   2,020,124
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.......................................  6,000   5,947,080
Southern Co. (The)
    2.750%, 06/15/20.......................................  5,000   4,994,600
Southwest Airlines Co.
    2.750%, 11/06/19.......................................  5,000   5,085,450
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.......................................  1,000   1,092,135
State Street Corp.
    2.550%, 08/18/20.......................................  2,000   2,040,742
Symantec Corp.
    2.750%, 06/15/17.......................................  4,000   4,035,656
Target Corp.
    2.300%, 06/26/19.......................................  4,135   4,217,700
Tech Data Corp.
    3.750%, 09/21/17.......................................  4,500   4,619,529
Texas Instruments, Inc.
    1.650%, 08/03/19.......................................  5,000   4,981,725
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.......................................  6,599   6,639,689
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.......................................  4,972   4,953,310
Time Warner, Inc.
    4.875%, 03/15/20.......................................  2,635   2,855,987
Tyson Foods, Inc.
    2.650%, 08/15/19.......................................  5,000   5,038,485
Unilever Capital Corp.
    2.200%, 03/06/19.......................................  3,820   3,918,820
Union Pacific Corp.
    1.800%, 02/01/20.......................................  2,498   2,487,761
UnitedHealth Group, Inc.
    2.300%, 12/15/19.......................................  5,000   5,059,250
    2.700%, 07/15/20.......................................  1,930   1,975,131
US Bancorp
    2.200%, 04/25/19.......................................  5,000   5,068,365
Verizon Communications, Inc.
    1.100%, 11/01/17.......................................    410     405,649
    3.650%, 09/14/18.......................................  1,000   1,046,666
    2.550%, 06/17/19.......................................  1,000   1,018,803

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         -------- ------------
UNITED STATES -- (Continued)
Volkswagen Group of America Finance LLC
      2.400%, 05/22/20.................................. $  3,625 $  3,452,417
Wachovia Corp.
      5.750%, 02/01/18..................................    3,000    3,238,638
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19..................................    5,000    5,041,990
Wells Fargo & Co.
      2.125%, 04/22/19..................................    1,000    1,005,985
      2.150%, 01/30/20..................................    3,250    3,239,330
Western Union Co. (The)
      5.930%, 10/01/16..................................    3,950    4,066,805
Wisconsin Electric Power Co.
      1.700%, 06/15/18..................................      535      536,048
Wyndham Worldwide Corp.
      2.500%, 03/01/18..................................    7,405    7,355,024
Xerox Corp.
      2.750%, 03/15/19..................................    6,000    5,847,516
                                                                  ------------
TOTAL UNITED STATES.....................................           587,185,178
                                                                  ------------
TOTAL BONDS.............................................           892,676,734
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
      1.500%, 01/31/19..................................   10,000   10,148,050
      1.125%, 04/30/20..................................    9,300    9,254,951
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................            19,403,001
                                                                  ------------
TOTAL INVESTMENT SECURITIES.............................           912,079,735
                                                                  ------------

                                                         SHARES
                                                         --------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund....................  181,315    2,097,818
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $915,587,766)^^.................................          $914,177,553
                                                                  ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $ 22,765,752   --    $ 22,765,752
   Canada............................   --      62,095,449   --      62,095,449
   France............................   --      14,165,904   --      14,165,904
   Germany...........................   --      40,228,116   --      40,228,116
   Ireland...........................   --       4,733,289   --       4,733,289
   Japan.............................   --      23,919,050   --      23,919,050
   Netherlands.......................   --      31,427,968   --      31,427,968
   Norway............................   --      12,298,859   --      12,298,859
   Spain.............................   --       2,542,880   --       2,542,880
   Supranational Organization
     Obligations.....................   --      32,998,257   --      32,998,257
   Sweden............................   --      13,449,944   --      13,449,944
   Switzerland.......................   --       9,450,125   --       9,450,125
   United Kingdom....................   --      35,415,963   --      35,415,963
   United States.....................   --     587,185,178   --     587,185,178
U.S. Treasury Obligations............   --      19,403,001   --      19,403,001
Securities Lending Collateral........   --       2,097,818   --       2,097,818
Forward Currency Contracts**.........   --       1,555,013   --       1,555,013
                                        --    ------------   --    ------------
TOTAL................................   --    $915,732,566   --    $915,732,566
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
AGENCY OBLIGATIONS -- (21.5%)
Federal Home Loan Bank
   1.375%, 03/09/18.................................. $  145,700 $  147,064,043
   1.250%, 06/08/18..................................     55,075     55,403,853
   4.750%, 06/08/18..................................     18,505     20,132,145
   2.000%, 09/14/18..................................     27,860     28,579,178
   1.750%, 12/14/18..................................     44,850     45,711,837
   1.500%, 03/08/19..................................      7,430      7,510,749
   5.375%, 05/15/19..................................     27,860     31,621,936
   2.000%, 09/13/19..................................     54,640     56,195,273
   2.375%, 12/13/19..................................     25,000     26,050,950
Tennessee Valley Authority
   4.500%, 04/01/18..................................     14,098     15,141,647
   1.750%, 10/15/18..................................     29,380     29,939,895
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               463,351,506
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (78.4%)
U.S. Treasury Notes
   0.750%, 02/28/18..................................    129,398    129,195,381
   2.875%, 03/31/18..................................     69,189     72,159,284
   1.375%, 06/30/18..................................    194,101    196,435,825
   1.375%, 09/30/18..................................    155,745    157,563,899
   1.250%, 11/30/18..................................    129,555    130,592,678
   1.500%, 12/31/18..................................    133,734    135,724,769
   1.500%, 01/31/19..................................    199,673    202,629,057
   1.625%, 04/30/19..................................    101,300    103,159,767
   3.125%, 05/15/19..................................    262,388    279,996,276
   1.750%, 09/30/19..................................    279,690    285,808,219
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             1,693,265,155
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             2,156,616,661
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.194%.............................  1,561,960      1,561,960
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,144,605,150)^^............................            $2,158,178,621
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
Agency Obligations...........         -- $  463,351,506   --    $  463,351,506
U.S. Treasury Obligations....         --  1,693,265,155   --     1,693,265,155
Temporary Cash Investments... $1,561,960             --   --         1,561,960
                              ---------- --------------   --    --------------
TOTAL........................ $1,561,960 $2,156,616,661   --    $2,158,178,621
                              ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                       -------- --------------
BONDS -- (94.8%)

AUSTRALIA -- (9.3%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.................................. $261,561 $  263,858,813
    5.100%, 01/13/20..................................    5,462      6,083,537
    2.700%, 11/16/20..................................   10,850     11,014,030
Commonwealth Bank of Australia
    2.500%, 09/20/18..................................   37,412     38,108,799
    2.250%, 03/13/19..................................   51,512     51,846,983
    2.300%, 09/06/19..................................  110,025    110,659,404
#   2.300%, 03/12/20..................................   77,037     77,174,203
    2.400%, 11/02/20..................................    3,000      2,992,596
National Australia Bank, Ltd.
    2.300%, 07/25/18..................................   12,000     12,144,600
    2.250%, 07/01/19..................................  132,250    132,728,216
    2.400%, 12/09/19..................................    5,000      5,045,395
#   2.625%, 07/23/20..................................   44,007     44,682,596
Westpac Banking Corp.
    2.250%, 07/30/18..................................   32,514     32,916,783
#   2.250%, 01/17/19..................................  144,489    146,198,305
    4.875%, 11/19/19..................................    3,382      3,714,224
    4.875%, 11/19/19..................................    4,219      4,633,226
    2.300%, 05/26/20..................................   83,559     84,593,293
    2.600%, 11/23/20..................................   49,120     49,495,522
                                                                --------------
TOTAL AUSTRALIA.......................................           1,077,890,525
                                                                --------------
AUSTRIA -- (1.1%)
Oesterreichische Kontrollbank AG
#   1.375%, 02/10/20..................................   38,700     38,464,124
    1.500%, 10/21/20..................................   87,830     87,364,325
    1.875%, 01/20/21..................................    5,000      5,041,770
                                                                --------------
TOTAL AUSTRIA.........................................             130,870,219
                                                                --------------
CANADA -- (13.0%)
Alberta, Province of Canada
    1.750%, 08/26/20..................................  206,850    207,634,375
Bank of Nova Scotia (The)
    2.050%, 06/05/19..................................  129,580    129,589,330
    2.350%, 10/21/20..................................   53,580     53,631,812
Manitoba, Province of Canada
    2.050%, 11/30/20..................................  151,000    153,281,912
Ontario, Province of Canada
    1.650%, 09/27/19..................................   84,691     84,614,778
    4.000%, 10/07/19..................................   32,031     34,662,955
    4.400%, 04/14/20..................................   17,500     19,399,153
    1.875%, 05/21/20..................................  154,000    155,288,826
Quebec, Province of Canada
    3.500%, 07/29/20..................................   58,500     62,885,394
Royal Bank of Canada
#   2.200%, 07/27/18..................................   61,980     62,701,571
#   2.150%, 03/15/19..................................  132,695    133,792,918
                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                     ---------- --------------
CANADA -- (Continued)
    2.150%, 03/06/20................................   $ 55,000 $   55,189,145
    2.350%, 10/30/20................................     56,320     56,355,425
Toronto-Dominion Bank (The)
    2.625%, 09/10/18................................     47,384     48,394,985
    2.125%, 07/02/19................................    108,670    109,458,401
    2.250%, 11/05/19................................     58,875     59,382,444
    2.500%, 12/14/20................................     78,300     78,914,107
                                                                --------------
TOTAL CANADA........................................             1,505,177,531
                                                                --------------
FINLAND -- (0.4%)
Finland Government International Bond
    1.625%, 12/15/20................................ GBP  5,000      7,288,003
Municipality Finance P.L.C.
    1.750%, 05/21/19................................     38,800     39,246,666
                                                                --------------
TOTAL FINLAND.......................................                46,534,669
                                                                --------------
FRANCE -- (3.8%)
Agence Francaise de Developpement
    1.625%, 01/21/20................................     95,556     95,358,677
Dexia Credit Local SA
#   2.250%, 01/30/19................................     71,945     72,888,271
    1.875%, 01/29/20................................     40,000     39,722,480
Total Capital International SA
    2.125%, 01/10/19................................    101,000    100,772,649
    2.100%, 06/19/19................................     79,228     78,918,060
Total Capital SA
    4.450%, 06/24/20................................     46,609     50,221,803
                                                                --------------
TOTAL FRANCE........................................               437,881,940
                                                                --------------
GERMANY -- (5.2%)
KFW
    1.500%, 04/20/20................................    305,500    305,310,590
    1.625%, 06/05/20................................ GBP  5,000      7,285,481
NRW Bank
    1.875%, 07/01/19................................     29,400     29,773,086
    2.000%, 09/23/19................................    100,200    101,682,459
State of North Rhine-Westphalia
    1.625%, 01/22/20................................    163,500    163,516,350
                                                                --------------
TOTAL GERMANY.......................................               607,567,966
                                                                --------------
IRELAND -- (1.1%)
GE Capital International Funding Co.
    0.964%, 04/15/16................................     29,007     29,020,430
    2.342%, 11/15/20................................     46,140     46,318,977
    2.342%, 11/15/20................................     51,576     51,776,064
                                                                --------------
TOTAL IRELAND.......................................               127,115,471
                                                                --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                       -------- --------------
JAPAN -- (3.1%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.................................. $  9,000 $    8,978,706
Japan Bank for International Cooperation
    1.750%, 07/31/18..................................   63,060     63,362,058
    1.750%, 11/13/18..................................   29,000     29,098,716
    1.750%, 05/29/19..................................   19,600     19,629,831
    1.750%, 05/29/19..................................   39,280     39,341,473
    1.750%, 05/28/20..................................   85,150     84,493,749
Japan Finance Organization for Municipalities
    2.500%, 09/12/18..................................   15,400     15,707,661
    2.500%, 09/12/18..................................   50,000     50,998,900
    2.125%, 03/06/19..................................   45,000     45,453,735
                                                                --------------
TOTAL JAPAN...........................................             357,064,829
                                                                --------------
NETHERLANDS -- (9.1%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19..................................  122,000    123,868,064
    1.750%, 03/24/20..................................  164,000    164,865,756
Cooperatieve Rabobank UA
    2.250%, 01/14/19..................................  188,125    190,181,771
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19..................................  183,590    186,352,295
    1.750%, 09/05/19..................................   24,000     24,193,920
    1.625%, 03/04/20..................................   59,000     59,034,338
Shell International Finance BV
    1.900%, 08/10/18..................................   64,144     64,315,072
    2.000%, 11/15/18..................................   37,970     37,829,663
    4.300%, 09/22/19..................................   25,000     26,622,350
    4.300%, 09/22/19..................................    6,500      6,921,499
    4.375%, 03/25/20..................................   15,330     16,402,195
    2.125%, 05/11/20..................................   72,475     70,977,594
    2.250%, 11/10/20..................................   88,914     87,112,958
                                                                --------------
TOTAL NETHERLANDS.....................................           1,058,677,475
                                                                --------------
NORWAY -- (3.2%)
Kommunalbanken A.S.
    2.125%, 03/15/19..................................   57,908     59,238,610
    1.750%, 05/28/19..................................   95,500     96,552,410
    1.500%, 10/22/19..................................   46,900     46,942,960
    1.625%, 01/15/20..................................   15,000     15,040,875
Statoil ASA
#   1.150%, 05/15/18..................................   84,826     83,432,733
    2.250%, 11/08/19..................................   62,422     62,243,848
    2.900%, 11/08/20..................................    5,337      5,406,723
                                                                --------------
TOTAL NORWAY..........................................             368,858,159
                                                                --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.8%)
EUROFIMA
    1.750%, 05/29/20..................................  154,390    154,756,522

                                                        FACE
                                                       AMOUNT^      VALUE+
                                                        (000)    ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
#   1.625%, 03/16/20................................   $ 212,000 $213,020,356
    1.625%, 03/16/20................................      16,000   16,075,968
    2.875%, 09/15/20................................      32,433   34,301,108
    1.625%, 12/15/20................................      59,500   59,493,098
Inter-American Development Bank
#   1.875%, 06/16/20................................     157,800  161,091,235
    2.125%, 11/09/20................................      15,000   15,548,550
International Bank for Reconstruction & Development
    2.125%, 11/01/20................................       5,000    5,149,185
    1.375%, 12/15/20................................ GBP  10,000   14,372,631
                                                                 ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS........              673,808,653
                                                                 ------------
SWEDEN -- (8.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19................................     143,950  146,761,487
    2.500%, 12/01/20................................ SEK  94,000   11,832,199
Nordea Bank AB
    2.375%, 04/04/19................................      71,805   72,576,258
    4.875%, 01/27/20................................       8,248    9,093,140
    2.500%, 09/17/20................................      40,080   40,316,031
Svensk Exportkredit AB
    1.875%, 06/17/19................................      94,575   96,035,616
    1.750%, 08/28/20................................     180,170  180,522,953
Svenska Handelsbanken AB
    2.500%, 01/25/19................................     176,256  179,325,498
    2.250%, 06/17/19................................     119,548  120,636,724
    2.400%, 10/01/20................................      26,700   26,815,584
Sweden Government Bond
    5.000%, 12/01/20................................ SEK 674,175   97,608,291
                                                                 ------------
TOTAL SWEDEN........................................              981,523,781
                                                                 ------------
UNITED KINGDOM -- (2.0%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20................................ GBP  18,450   30,267,923
United Kingdom Gilt
    2.000%, 07/22/20................................ GBP 133,300  199,066,023
                                                                 ------------
TOTAL UNITED KINGDOM................................              229,333,946
                                                                 ------------
UNITED STATES -- (29.3%)
3M Co.
    1.625%, 06/15/19................................      23,395   23,634,167
#   2.000%, 08/07/20................................     112,405  114,086,804
Apple, Inc.
    2.100%, 05/06/19................................     202,680  206,467,278
    1.550%, 02/07/20................................      38,312   38,047,111
    2.000%, 05/06/20................................      82,835   83,393,308

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
UNITED STATES -- (Continued)
Automatic Data Processing, Inc.
    2.250%, 09/15/20..................................... $ 43,000 $ 43,632,917
Berkshire Hathaway Finance Corp.
    2.000%, 08/15/18.....................................    7,545    7,704,607
Berkshire Hathaway, Inc.
#   2.100%, 08/14/19.....................................   87,792   89,712,538
Chevron Corp.
    1.718%, 06/24/18.....................................   26,315   26,223,345
    2.193%, 11/15/19.....................................   34,867   34,983,107
    1.961%, 03/03/20.....................................  202,132  199,151,766
    2.427%, 06/24/20.....................................   32,440   32,459,626
    2.419%, 11/17/20.....................................   38,780   38,685,377
Cisco Systems, Inc.
    4.450%, 01/15/20.....................................   51,218   56,328,686
    2.450%, 06/15/20.....................................  254,525  260,167,819
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................  174,400  175,531,158
    2.450%, 11/01/20.....................................    1,600    1,660,418
Eli Lilly & Co.
    1.950%, 03/15/19.....................................    3,050    3,098,178
Exxon Mobil Corp.
    1.819%, 03/15/19.....................................  185,578  186,432,587
    1.912%, 03/06/20.....................................  149,539  149,135,095
International Business Machines Corp.
#   1.950%, 02/12/19.....................................  142,827  144,638,046
    1.875%, 05/15/19.....................................   15,000   15,128,355
    1.625%, 05/15/20.....................................   74,958   73,745,704
Johnson & Johnson
    1.650%, 12/05/18.....................................  102,100  103,518,577
Merck & Co., Inc.
#   1.850%, 02/10/20.....................................  181,223  182,668,616
    1.850%, 02/10/20.....................................   10,000   10,079,140
Merck Sharp & Dohme Corp.
    5.000%, 06/30/19.....................................      460      514,008
    5.000%, 06/30/19.....................................    4,300    4,804,652
Microsoft Corp.
#   1.850%, 02/12/20.....................................  127,160  128,685,284
    3.000%, 10/01/20.....................................    6,000    6,331,230
    2.000%, 11/03/20.....................................  124,250  125,472,620
Novartis Capital Corp.
    4.400%, 04/24/20.....................................   12,378   13,689,758
Pfizer, Inc.
    2.100%, 05/15/19.....................................  239,892  244,704,953
Procter & Gamble Co. (The)
    1.900%, 11/01/19.....................................   65,256   66,542,718
    1.850%, 02/02/21.....................................   30,651   30,776,792
Toyota Motor Credit Corp.
    2.000%, 10/24/18.....................................   75,839   76,635,689
    2.100%, 01/17/19.....................................   51,256   51,953,748
    2.125%, 07/18/19.....................................   33,219   33,578,463

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- ---------------
UNITED STATES -- (Continued)
#     2.150%, 03/12/20............................. $   144,406 $   146,317,069
      4.500%, 06/17/20.............................         287         317,248
US Bank NA
      2.125%, 10/28/19.............................     158,605     159,531,095
Wal-Mart Stores, Inc.
      3.625%, 07/08/20.............................       7,800       8,433,859
      3.250%, 10/25/20.............................       5,814       6,213,218
                                                                ---------------
TOTAL UNITED STATES................................               3,404,816,734
                                                                ---------------
TOTAL BONDS........................................              11,007,121,898
                                                                ---------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Mortgage Corporation
#     1.375%, 05/01/20.............................     150,000     150,476,700
Federal National Mortgage Association
      1.625%, 01/21/20.............................      65,000      65,844,415
#     1.500%, 06/22/20.............................      61,000      61,383,324
      1.500%, 11/30/20.............................      15,000      15,053,760
                                                                ---------------
TOTAL AGENCY OBLIGATIONS...........................                 292,758,199
                                                                ---------------
U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      3.500%, 05/15/20.............................      26,000      28,410,070
      2.000%, 07/31/20.............................      10,000      10,305,080
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS....................                  38,715,150
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              11,338,595,247
                                                                ---------------

                                                      SHARES
                                                    -----------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund...............  23,560,902     272,599,633
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,527,219,949)^^.........................             $11,611,194,880
                                                                ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------
                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                           ------- --------------- ------- ---------------
Bonds
   Australia..............................   --    $ 1,077,890,525   --    $ 1,077,890,525
   Austria................................   --        130,870,219   --        130,870,219
   Canada.................................   --      1,505,177,531   --      1,505,177,531
   Finland................................   --         46,534,669   --         46,534,669
   France.................................   --        437,881,940   --        437,881,940
   Germany................................   --        607,567,966   --        607,567,966
   Ireland................................   --        127,115,471   --        127,115,471
   Japan..................................   --        357,064,829   --        357,064,829
   Netherlands............................   --      1,058,677,475   --      1,058,677,475
   Norway.................................   --        368,858,159   --        368,858,159
   Supranational Organization Obligations.   --        673,808,653   --        673,808,653
   Sweden.................................   --        981,523,781   --        981,523,781
   United Kingdom.........................   --        229,333,946   --        229,333,946
   United States..........................   --      3,404,816,734   --      3,404,816,734
Agency Obligations........................   --        292,758,199   --        292,758,199
U.S. Treasury Obligations.................   --         38,715,150   --         38,715,150
Securities Lending Collateral.............   --        272,599,633   --        272,599,633
Forward Currency Contracts**..............   --          2,944,610   --          2,944,610
                                             --    ---------------   --    ---------------
TOTAL.....................................   --    $11,614,139,490   --    $11,614,139,490
                                             ==    ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
BONDS -- (96.7%)
AUSTRIA -- (3.8%)
Austria Government Bond
       1.650%, 10/21/24................................ EUR  11,150 $13,355,528
       4.850%, 03/15/26................................ EUR   5,750   8,803,862
                                                                    -----------
TOTAL AUSTRIA..........................................              22,159,390
                                                                    -----------
BELGIUM -- (3.9%)
Belgium Government Bond
       2.250%, 06/22/23................................ EUR   4,350   5,402,802
       5.500%, 03/28/28................................ EUR  10,700  17,698,314
                                                                    -----------
TOTAL BELGIUM..........................................              23,101,116
                                                                    -----------
CANADA -- (10.5%)
Alberta, Province of Canada
       2.550%, 12/15/22................................ CAD   8,350   6,194,223
       2.900%, 09/20/29................................ CAD   3,800   2,691,737
British Columbia, Province of Canada
       2.700%, 12/18/22................................ CAD   3,000   2,272,132
       2.850%, 06/18/25................................ CAD  12,000   9,040,303
       5.700%, 06/18/29................................ CAD   2,400   2,295,736
Manitoba, Province of Canada
       2.550%, 06/02/23................................ CAD   4,000   2,950,617
       3.300%, 06/02/24................................ CAD  10,750   8,273,333
       3.250%, 09/05/29................................ CAD  13,100   9,646,721
Ontario, Province of Canada
       1.875%, 05/21/24................................ EUR   6,800   8,074,336
       6.500%, 03/08/29................................ CAD  10,600  10,660,532
                                                                    -----------
TOTAL CANADA...........................................              62,099,670
                                                                    -----------
DENMARK -- (3.9%)
Denmark Government Bond
       1.750%, 11/15/25................................ DKK 143,380  23,018,161
                                                                    -----------
FINLAND -- (3.7%)
Finland Government Bond
       1.500%, 04/15/23................................ EUR   2,000   2,372,818
       2.750%, 07/04/28................................ EUR  14,850  19,593,979
                                                                    -----------
TOTAL FINLAND..........................................              21,966,797
                                                                    -----------
FRANCE -- (20.9%)
Caisse d'Amortissement de la Dette Sociale
       1.375%, 11/25/24................................ EUR  17,450  20,198,828
France Government Bond OAT
       2.250%, 05/25/24................................ EUR  17,750  22,150,672
       0.500%, 05/25/25................................ EUR   7,200   7,747,504
       6.000%, 10/25/25................................ EUR   5,650   9,280,003
       3.500%, 04/25/26................................ EUR  10,800  14,941,194
       2.750%, 10/25/27................................ EUR  23,500  30,706,908

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                     ------------- ------------
FRANCE -- (Continued)
SNCF Mobilites Group
       5.375%, 03/18/27............................. GBP     1,600 $  2,899,818
SNCF Reseau
       5.500%, 12/01/21............................. GBP     3,000    5,159,364
       3.125%, 10/25/28............................. EUR     6,600    8,825,577
UNEDIC
       2.375%, 05/25/24............................. EUR     1,000    1,246,881
                                                                   ------------
TOTAL FRANCE........................................                123,156,749
                                                                   ------------
GERMANY -- (4.2%)
Bundesrepublik Deutschland
       4.750%, 07/04/28............................. EUR     2,950    4,824,494
KFW
       2.125%, 08/15/23............................. EUR     4,000    4,962,738
       2.050%, 02/16/26............................. JPY 1,539,000   15,264,073
                                                                   ------------
TOTAL GERMANY.......................................                 25,051,305
                                                                   ------------
JAPAN -- (3.6%)
Japan Government Ten Year Bond
       1.400%, 03/20/20............................. JPY 1,328,000   11,630,544
       1.200%, 06/20/21............................. JPY 1,055,000    9,309,516
                                                                   ------------
TOTAL JAPAN.........................................                 20,940,060
                                                                   ------------
LUXEMBOURG -- (0.8%)
Grand Duchy of Luxembourg
       2.125%, 07/10/23............................. EUR     3,800    4,752,625
NETHERLANDS -- (7.6%)
Bank Nederlandse Gemeenten NV
       2.250%, 07/17/23............................. EUR     4,000    4,935,681
       1.125%, 09/04/24............................. EUR     6,976    7,945,539
Deutsche Bahn Finance BV
       3.125%, 07/24/26............................. GBP     6,950   10,554,611
Nederlandse Waterschapsbank NV
       3.000%, 11/16/23............................. EUR     4,700    6,103,908
Netherlands Government Bond
       5.500%, 01/15/28............................. EUR     9,150   15,413,865
                                                                   ------------
TOTAL NETHERLANDS...................................                 44,953,604
                                                                   ------------
NORWAY -- (1.8%)
Norway Government Bond
       2.000%, 05/24/23............................. NOK    16,000    1,950,977
       3.000%, 03/14/24............................. NOK    66,000    8,624,032
                                                                   ------------
TOTAL NORWAY........................................                 10,575,009
                                                                   ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                      ----------- ------------
SINGAPORE -- (3.2%)
Singapore Government Bond
     3.250%, 09/01/20................................ SGD   3,800 $  2,847,466
     3.125%, 09/01/22................................ SGD   4,270    3,201,151
     2.750%, 07/01/23................................ SGD  13,180    9,640,292
     3.000%, 09/01/24................................ SGD   1,900    1,414,397
     3.500%, 03/01/27................................ SGD   2,300    1,781,588
                                                                  ------------
TOTAL SINGAPORE......................................               18,884,894
                                                                  ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.2%)
Asian Development Bank
     2.350%, 06/21/27................................ JPY 900,000    9,234,982
European Financial Stability Facility
     1.750%, 06/27/24................................ EUR   6,325    7,629,672
European Investment Bank
     2.500%, 10/31/22................................ GBP   3,780    5,689,751
     1.250%, 05/12/25................................ SEK  66,000    7,560,427
     2.750%, 09/15/25................................ EUR   4,500    5,884,073
     1.900%, 01/26/26................................ JPY 436,000    4,246,989
European Union
     3.000%, 09/04/26................................ EUR   6,925    9,347,267
     2.875%, 04/04/28................................ EUR   3,460    4,661,248
                                                                  ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........               54,254,409
                                                                  ------------
SWEDEN -- (3.7%)
Sweden Government Bond
     1.500%, 11/13/23................................ SEK 167,500   21,099,464
     2.500%, 05/12/25................................ SEK   4,000      544,766
                                                                  ------------
TOTAL SWEDEN.........................................               21,644,230
                                                                  ------------
UNITED KINGDOM -- (15.9%)
United Kingdom Gilt
     2.000%, 09/07/25................................ GBP  32,466   48,028,866
     4.250%, 12/07/27................................ GBP  25,375   45,946,531
                                                                  ------------
TOTAL UNITED KINGDOM.................................               93,975,397
                                                                  ------------
TOTAL BONDS..........................................              570,533,416
                                                                  ------------
AGENCY OBLIGATIONS -- (2.0%)
Federal Home Loan Bank
     5.750%, 06/12/26................................       2,000    2,584,292
Federal National Mortgage Association
     2.625%, 09/06/24................................       3,000    3,128,007
     7.250%, 05/15/30................................       2,000    3,072,090

                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                            ------- ------------
Tennessee Valley Authority
       3.875%, 02/15/21.................................... $3,000  $  3,325,449
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           12,109,838
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (1.3%)
U.S. Treasury Bonds
       6.250%, 05/15/30....................................    800     1,199,938
U.S. Treasury Notes
       1.750%, 05/15/23....................................  6,200     6,219,375
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS............................            7,419,313
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          590,062,567
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $620,378,557)^^....................................         $590,062,567
                                                                    ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
   Austria................................   --    $ 22,159,390   --    $ 22,159,390
   Belgium................................   --      23,101,116   --      23,101,116
   Canada.................................   --      62,099,670   --      62,099,670
   Denmark................................   --      23,018,161   --      23,018,161
   Finland................................   --      21,966,797   --      21,966,797
   France.................................   --     123,156,749   --     123,156,749
   Germany................................   --      25,051,305   --      25,051,305
   Japan..................................   --      20,940,060   --      20,940,060
   Luxembourg.............................   --       4,752,625   --       4,752,625
   Netherlands............................   --      44,953,604   --      44,953,604
   Norway.................................   --      10,575,009   --      10,575,009
   Singapore..............................   --      18,884,894   --      18,884,894
   Supranational Organization Obligations.   --      54,254,409   --      54,254,409
   Sweden.................................   --      21,644,230   --      21,644,230
   United Kingdom.........................   --      93,975,397   --      93,975,397
Agency Obligations........................   --      12,109,838   --      12,109,838
U.S. Treasury Obligations.................   --       7,419,313   --       7,419,313
Forward Currency Contracts**..............   --       4,148,269   --       4,148,269
                                             --    ------------   --    ------------
TOTAL.....................................   --    $594,210,836   --    $594,210,836
                                             ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)        VALUE+
                                                     ---------- --------------
AGENCY OBLIGATIONS -- (46.6%)
Federal Farm Credit Bank
   5.100%, 09/03/19................................. $    6,305 $    7,210,385
   5.320%, 09/03/19.................................     14,921     17,036,604
   5.150%, 11/15/19.................................      7,846      8,961,183
   4.670%, 05/07/20.................................      3,923      4,471,581
   5.350%, 08/07/20.................................      4,693      5,490,294
   3.650%, 12/21/20.................................     30,822     33,966,553
   5.250%, 03/02/21.................................      4,273      4,986,557
   5.220%, 02/22/22.................................      3,503      4,204,066
   5.210%, 12/19/22.................................     14,851     18,084,835
   5.250%, 03/06/23.................................      4,203      5,178,832
   5.220%, 05/15/23.................................     33,694     40,908,761
Federal Home Loan Bank
   1.750%, 12/14/18.................................     13,525     13,784,896
   1.500%, 03/08/19.................................     25,220     25,494,091
   1.875%, 03/08/19.................................     37,125     37,945,425
   5.375%, 05/15/19.................................     34,730     39,419,592
   1.625%, 06/14/19.................................     37,710     38,249,215
   5.125%, 08/15/19.................................      3,710      4,211,941
   1.375%, 09/13/19.................................      3,505      3,528,708
   4.500%, 09/13/19.................................     25,900     28,883,369
   4.125%, 12/13/19.................................     18,215     20,151,036
   1.875%, 03/13/20.................................     86,165     88,105,780
   4.125%, 03/13/20.................................    104,395    116,059,262
   3.000%, 03/18/20.................................     12,665     13,496,926
   3.375%, 06/12/20.................................     19,965     21,652,202
   2.875%, 09/11/20.................................     10,295     10,951,811
   4.625%, 09/11/20.................................     17,970     20,547,114
   3.125%, 12/11/20.................................      4,205      4,532,956
   5.250%, 12/11/20.................................      5,290      6,218,125
   1.750%, 03/12/21.................................     28,330     28,730,105
   5.000%, 03/12/21.................................      3,645      4,246,673
   2.250%, 06/11/21.................................     49,035     50,703,661
   3.625%, 06/11/21.................................      7,030      7,777,394
   5.625%, 06/11/21.................................     25,905     31,332,849
   2.375%, 09/10/21.................................     27,565     28,677,275
   3.000%, 09/10/21.................................     21,875     23,494,888
   2.625%, 12/10/21.................................     75,370     79,257,660
   5.000%, 12/10/21.................................     31,875     37,815,799
   2.250%, 03/11/22.................................      7,005      7,203,620
   2.500%, 03/11/22.................................      7,705      8,005,403
   5.250%, 06/10/22.................................      5,780      6,933,584
   5.750%, 06/10/22.................................     13,660     16,968,220
   2.000%, 09/09/22.................................     11,365     11,486,958
   5.375%, 09/30/22.................................     44,400     54,279,044
   5.250%, 12/09/22.................................     10,510     12,782,840
   4.750%, 03/10/23.................................     34,465     40,876,731
   3.250%, 06/09/23.................................     24,520     26,682,149
   2.875%, 06/14/24.................................     23,000     24,216,056
   5.375%, 08/15/24.................................     29,950     37,298,742
   5.365%, 09/09/24.................................      1,400      1,737,411

                                                        FACE
                                                       AMOUNT
                                                       (000)        VALUE+
                                                     ---------- --------------
   4.375%, 03/13/26................................. $   14,080 $   16,598,447
   5.750%, 06/12/26.................................      8,080     10,440,540
Tennessee Valley Authority
   3.875%, 02/15/21.................................     74,241     82,294,886
   1.875%, 08/15/22.................................     89,450     89,909,057
   2.875%, 09/15/24.................................    117,875    121,549,399
   6.750%, 11/01/25.................................     45,186     61,054,329
   7.125%, 05/01/30.................................     10,000     14,514,120
                                                                --------------
TOTAL AGENCY OBLIGATIONS............................             1,580,599,940
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (53.3%)
U.S. Treasury Bonds
   8.125%, 08/15/19.................................     56,929     70,792,371
   8.750%, 08/15/20.................................     59,683     79,229,714
   8.125%, 05/15/21.................................     86,583    116,041,346
   8.125%, 08/15/21.................................     90,711    122,902,521
   7.250%, 08/15/22.................................     60,541     81,777,227
   6.250%, 08/15/23.................................     81,259    107,423,880
   7.500%, 11/15/24.................................     58,352     85,132,942
   6.875%, 08/15/25.................................     40,630     58,260,468
   6.000%, 02/15/26.................................     44,833     61,441,689
   6.750%, 08/15/26.................................     45,183     65,730,401
   6.625%, 02/15/27.................................     37,828     55,161,649
   5.250%, 11/15/28.................................     44,132     59,585,220
   5.250%, 02/15/29.................................     41,750     56,525,982
   6.125%, 08/15/29.................................     57,528     84,375,167
   6.250%, 05/15/30.................................    107,289    160,925,731
U.S. Treasury Notes
   3.625%, 02/15/20.................................      4,518      4,945,582
   1.125%, 03/31/20.................................     25,919     25,819,583
   1.125%, 04/30/20.................................     14,010     13,942,335
   3.500%, 05/15/20.................................     10,508     11,481,602
   1.875%, 06/30/20.................................     52,538     53,896,785
   2.000%, 07/31/20.................................     54,640     56,306,648
   2.000%, 09/30/20.................................     99,472    102,538,036
   3.125%, 05/15/21.................................    116,635    126,717,295
   2.000%, 10/31/21.................................     64,843     66,613,333
   2.750%, 02/15/24.................................     73,538     78,840,966
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................             1,806,408,473
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             3,387,008,413
                                                                --------------
                                                       SHARES
                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.194%............................  3,170,523      3,170,523
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,289,918,419)^^...........................            $3,390,178,936
                                                                ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------
                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                              ---------- -------------- ------- --------------
Agency Obligations...........................         -- $1,580,599,940   --    $1,580,599,940
U.S. Treasury Obligations....................         --  1,806,408,473   --     1,806,408,473
Temporary Cash Investments................... $3,170,523             --   --         3,170,523
                                              ---------- --------------   --    --------------
TOTAL........................................ $3,170,523 $3,387,008,413   --    $3,390,178,936
                                              ========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
      4.875%, 05/17/17.................................. $ 2,700 $  2,843,627
      5.000%, 11/17/17..................................  13,415   14,403,243
      1.875%, 03/08/19..................................   7,155    7,313,118
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17..................................     982      985,349
      1.000%, 09/29/17..................................     764      766,355
      1.750%, 05/30/19..................................   4,471    4,554,339
Federal National Mortgage Association
#     1.875%, 09/18/18..................................   4,726    4,834,613
      1.875%, 02/19/19..................................   8,942    9,146,539
#     1.500%, 06/22/20..................................  48,451   48,755,466
Tennessee Valley Authority
      1.750%, 10/15/18 8,303............................            8,461,230
                                                                 ------------
TOTAL AGENCY OBLIGATIONS................................          102,063,879
                                                                 ------------
BONDS -- (96.3%)
21st Century Fox America, Inc.
      6.900%, 03/01/19..................................   4,000    4,553,708
      5.650%, 08/15/20..................................   4,210    4,763,476
ABB Finance USA, Inc.
      1.625%, 05/08/17..................................     193      193,466
Abbey National Treasury Services P.L.C.
      2.375%, 03/16/20..................................   2,824    2,843,325
Abbott Laboratories
      5.125%, 04/01/19..................................   1,348    1,484,699
      2.000%, 03/15/20..................................   8,942    9,017,175
AbbVie, Inc.
      2.500%, 05/14/20..................................  24,891   24,724,031
Actavis, Inc.
      1.875%, 10/01/17..................................  14,811   14,808,275
Advance Auto Parts, Inc.
      5.750%, 05/01/20..................................   2,825    3,101,881
Aetna, Inc.
      2.200%, 03/15/19..................................  10,171   10,220,512
      3.950%, 09/01/20..................................   3,000    3,196,386
Aflac, Inc.
      2.650%, 02/15/17..................................  17,575   17,891,508
African Development Bank
      1.125%, 03/15/17..................................   5,811    5,833,268
Agilent Technologies, Inc.
      6.500%, 11/01/17..................................   1,754    1,871,118
      5.000%, 07/15/20..................................   1,690    1,839,628
Air Products & Chemicals, Inc.
      2.000%, 08/02/16..................................  10,669   10,734,188
Airgas, Inc.
      3.050%, 08/01/20..................................   6,528    6,594,840

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
Allergan, Inc.
      5.750%, 04/01/16.................................. $   461 $   464,425
Altria Group, Inc.
      2.625%, 01/14/20..................................   5,000   5,071,390
Amazon.com, Inc.
      2.600%, 12/05/19..................................  11,705  11,936,525
Ameren Corp.
      2.700%, 11/15/20..................................   1,000   1,009,661
American Express Credit Corp.
      2.800%, 09/19/16..................................   6,033   6,101,161
      2.250%, 08/15/19..................................   5,365   5,393,724
      2.600%, 09/14/20..................................  13,925  14,010,959
American Honda Finance Corp.
      2.125%, 10/10/18..................................  25,488  25,841,366
American International Group, Inc.
      2.300%, 07/16/19..................................   9,941   9,975,873
      3.375%, 08/15/20..................................   3,000   3,030,918
      6.400%, 12/15/20..................................  11,283  13,151,341
Ameriprise Financial, Inc.
      5.300%, 03/15/20..................................   4,471   4,988,956
Amgen, Inc.
      2.200%, 05/22/19..................................  11,625  11,700,679
Amphenol Corp.
      2.550%, 01/30/19..................................     452     454,820
Anadarko Petroleum Corp.
      5.950%, 09/15/16..................................  14,824  15,046,820
Anheuser-Busch Cos. LLC
      5.050%, 10/15/16..................................   1,720   1,771,595
Anheuser-Busch InBev Worldwide, Inc.
      1.375%, 07/15/17..................................  17,226  17,220,729
      5.375%, 01/15/20..................................   3,933   4,362,987
Anthem, Inc.
      5.875%, 06/15/17..................................   1,358   1,434,689
      2.250%, 08/15/19..................................   9,271   9,147,631
AP Moeller - Maersk A.S.
      2.875%, 09/28/20..................................   3,000   3,002,379
Apache Corp.
      6.900%, 09/15/18..................................     200     217,628
Apple, Inc.
      1.000%, 05/03/18..................................     696     692,565
      2.100%, 05/06/19..................................  40,239  40,990,906
      2.000%, 05/06/20..................................   2,978   2,998,072
Applied Materials, Inc.
      2.625%, 10/01/20..................................   5,090   5,153,421
Arizona Public Service Co.
      8.750%, 03/01/19..................................   1,788   2,128,925
Asian Development Bank
      1.125%, 03/15/17..................................   4,151   4,166,732
      1.750%, 09/11/18..................................   7,409   7,529,744
      1.875%, 04/12/19..................................  17,884  18,228,589
Associated Banc-Corp
      2.750%, 11/15/19..................................     447     448,881

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
  Assurant, Inc.
     2.500%, 03/15/18.................................... $ 8,303 $ 8,338,778
  AstraZeneca P.L.C.
     1.750%, 11/16/18....................................   2,000   2,002,406
     2.375%, 11/16/20....................................  16,256  16,299,176
  AT&T, Inc.
     1.600%, 02/15/17....................................   4,151   4,161,336
     5.500%, 02/01/18....................................   5,902   6,317,772
     5.800%, 02/15/19....................................   3,751   4,142,072
     2.300%, 03/11/19....................................     600     600,925
  Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19....................................  40,154  40,506,753
  Austria Government International Bond
     1.750%, 06/17/16....................................   2,490   2,500,164
  Autodesk, Inc.
     1.950%, 12/15/17....................................   3,554   3,507,794
     3.125%, 06/15/20....................................   9,337   9,393,050
  Baker Hughes, Inc.
     7.500%, 11/15/18....................................     768     862,722
  Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17....................................  11,622  11,701,378
     1.375%, 03/19/18....................................  20,754  20,848,306
  Bank of America Corp.
     3.750%, 07/12/16....................................   2,725   2,756,444
     2.000%, 01/11/18....................................   4,815   4,799,611
     2.650%, 04/01/19....................................   5,365   5,391,825
     2.625%, 10/19/20....................................   5,000   4,942,505
  Bank of Montreal
     2.375%, 01/25/19....................................     273     276,550
  Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19....................................   3,309   3,669,949
     2.150%, 02/24/20....................................  18,063  18,100,734
  Bank of Nova Scotia (The)
     2.050%, 06/05/19....................................   1,788   1,788,129
  Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
     2.350%, 09/08/19....................................  13,163  13,266,566
  Barclays Bank P.L.C.
     5.000%, 09/22/16....................................     300     307,240
  Barclays P.L.C.
     2.750%, 11/08/19....................................  26,424  26,503,800
  Baxalta, Inc.
     2.875%, 06/23/20....................................   4,024   3,963,217
  Baxter International, Inc.
     1.850%, 06/15/18....................................  16,248  16,211,848
     4.500%, 08/15/19....................................     894     953,159
  Bayer US Finance LLC
     2.375%, 10/08/19....................................   5,616   5,693,866
  BB&T Corp.
     2.150%, 03/22/17....................................   4,774   4,820,986

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
    1.450%, 01/12/18....................................... $ 1,640 $ 1,634,408
    2.450%, 01/15/20.......................................  13,289  13,465,624
 Beam Suntory, Inc.
    1.750%, 06/15/18.......................................  16,605  16,384,320
 Becton Dickinson and Co.
    1.750%, 11/08/16.......................................   2,109   2,114,686
    6.375%, 08/01/19.......................................   2,175   2,461,047
 Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.......................................     258     260,098
    1.300%, 05/15/18.......................................   1,329   1,331,731
 Berkshire Hathaway, Inc.
    2.100%, 08/14/19.......................................  24,591  25,128,953
 BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.......................................   9,566   9,522,264
 Biogen, Inc.
    2.900%, 09/15/20.......................................  19,046  19,181,779
 BlackRock, Inc.
    5.000%, 12/10/19.......................................   3,443   3,838,928
 BNP Paribas SA
    1.250%, 12/12/16.......................................  16,605  16,621,655
    2.375%, 09/14/17.......................................   2,927   2,961,187
    2.450%, 03/17/19.......................................   9,836   9,934,773
 Boeing Capital Corp.
    2.900%, 08/15/18.......................................   6,341   6,595,743
 Boston Scientific Corp.
    2.850%, 05/15/20.......................................   5,469   5,477,876
 BP Capital Markets P.L.C.
    2.248%, 11/01/16.......................................   7,556   7,607,177
    1.846%, 05/05/17.......................................   2,898   2,904,642
    4.750%, 03/10/19.......................................     894     960,074
    2.315%, 02/13/20.......................................  15,559  15,310,087
 BPCE SA
    2.500%, 12/10/18.......................................   2,250   2,285,347
    2.500%, 07/15/19.......................................   4,024   4,072,336
    2.250%, 01/27/20.......................................  18,309  18,314,969
 Branch Banking & Trust Co.
    2.300%, 10/15/18.......................................  12,454  12,657,972
 Bristol-Myers Squibb Co.
    1.750%, 03/01/19.......................................   7,154   7,234,132
 British Columbia, Province of Canada
    1.200%, 04/25/17.......................................   8,303   8,335,548
 British Telecommunications P.L.C.
    1.250%, 02/14/17.......................................   3,155   3,150,514
 Brown-Forman Corp.
    1.000%, 01/15/18.......................................   5,745   5,702,211
 Buckeye Partners L.P.
    2.650%, 11/15/18.......................................   3,030   2,932,598
 Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.......................................   3,514   3,825,175
 Canadian National Railway Co.
    1.450%, 12/15/16.......................................     415     416,540

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.................................. $ 3,803 $ 3,770,142
Canadian Pacific Railway Co.
    7.250%, 05/15/19..................................   2,576   2,955,713
Capital One Bank USA NA
    2.300%, 06/05/19..................................   4,471   4,449,401
Capital One Financial Corp.
    2.450%, 04/24/19..................................  11,883  11,900,147
Cardinal Health, Inc.
    1.700%, 03/15/18..................................   9,758   9,741,314
Caterpillar Financial Services Corp.
    2.650%, 04/01/16..................................   1,590   1,595,066
    1.000%, 11/25/16..................................     490     490,852
    2.450%, 09/06/18..................................   6,330   6,475,337
CBS Corp.
    1.950%, 07/01/17..................................   2,211   2,220,759
    2.300%, 08/15/19..................................  14,110  14,052,205
    5.750%, 04/15/20..................................   1,341   1,489,895
Celgene Corp.
    2.250%, 05/15/19..................................   2,683   2,690,754
Cenovus Energy, Inc.
    5.700%, 10/15/19..................................  14,978  14,845,834
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17..................................     457     486,881
CF Industries, Inc.
    6.875%, 05/01/18..................................  10,594  11,493,123
Charles Schwab Corp. (The)
    2.200%, 07/25/18..................................   4,317   4,364,198
Chevron Corp.
    1.718%, 06/24/18..................................  31,067  30,958,794
Cisco Systems, Inc.
    2.125%, 03/01/19..................................  24,144  24,594,624
    2.450%, 06/15/20..................................   1,788   1,827,640
Citigroup, Inc.
    2.500%, 09/26/18..................................  10,282  10,375,936
    2.550%, 04/08/19..................................   8,942   8,974,701
Citizens Bank NA
    2.450%, 12/04/19..................................   3,733   3,734,437
CNA Financial Corp.
#   7.350%, 11/15/19..................................   7,117   8,195,802
Coca-Cola Co. (The)
    1.150%, 04/01/18..................................   3,593   3,593,762
    1.875%, 10/27/20..................................  10,000  10,064,860
Colgate-Palmolive Co.
    1.750%, 03/15/19..................................   1,565   1,586,905
Comcast Corp.
    6.500%, 01/15/17..................................  11,319  11,899,099
    6.300%, 11/15/17..................................   1,121   1,216,655
    5.700%, 05/15/18..................................   5,811   6,362,371
Comerica, Inc.
    2.125%, 05/23/19..................................   2,057   2,059,929

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Commonwealth Bank of Australia
    2.500%, 09/20/18.................................. $10,627 $10,824,928
    2.250%, 03/13/19..................................   4,471   4,500,075
    2.300%, 09/06/19..................................  38,525  38,747,135
Computer Sciences Corp.
    6.500%, 03/15/18..................................   7,764   8,380,205
ConAgra Foods, Inc.
    1.900%, 01/25/18..................................  17,064  17,033,421
ConocoPhillips
    6.000%, 01/15/20..................................   1,341   1,423,337
ConocoPhillips Co.
    1.050%, 12/15/17..................................  15,482  14,914,863
    1.500%, 05/15/18..................................   1,788   1,712,886
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19..................................  38,949  39,374,829
Corning, Inc.
    4.250%, 08/15/20..................................   2,850   3,029,413
Costco Wholesale Corp.
    1.125%, 12/15/17..................................   9,214   9,240,628
    1.700%, 12/15/19..................................   2,973   2,991,870
CR Bard, Inc.
    1.375%, 01/15/18..................................   3,217   3,192,425
Crane Co.
    2.750%, 12/15/18..................................  13,057  13,171,575
Credit Suisse AG New York
    2.300%, 05/28/19..................................  22,132  22,240,336
    5.300%, 08/13/19..................................   3,130   3,454,991
CVS Health Corp.
    5.750%, 06/01/17..................................     250     264,087
    2.250%, 12/05/18..................................   7,442   7,511,761
    2.250%, 08/12/19..................................   5,370   5,408,857
Daimler Finance North America LLC
    1.650%, 03/02/18..................................  12,161  12,040,387
    2.250%, 03/02/20..................................   9,750   9,620,266
Danaher Corp.
    1.650%, 09/15/18..................................   3,666   3,696,545
Danske Bank A.S.
#   2.750%, 09/17/20..................................  15,822  16,063,792
Deutsche Bank AG
    6.000%, 09/01/17..................................  10,004  10,615,705
    2.500%, 02/13/19..................................   8,942   8,887,069
    2.950%, 08/20/20..................................   1,162   1,157,917
Deutsche Telekom International Finance BV
    6.000%, 07/08/19..................................   6,741   7,603,127
Development Bank of Japan, Inc.
    1.875%, 10/03/18..................................   6,890   6,968,429
Diageo Capital P.L.C.
    1.500%, 05/11/17..................................   5,535   5,545,683
Discovery Communications LLC
    5.050%, 06/01/20..................................   2,000   2,124,354

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Dollar General Corp.
    1.875%, 04/15/18.................................. $10,692 $10,632,168
Dominion Gas Holdings LLC
    2.800%, 11/15/20..................................   5,000   5,082,910
Dominion Resources, Inc.
    1.950%, 08/15/16..................................   9,659   9,700,804
    2.500%, 12/01/19..................................   7,881   7,930,611
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19..................................     939     949,216
    2.000%, 01/15/20..................................     747     739,613
DTE Energy Co.
    2.400%, 12/01/19..................................  18,342  18,477,951
Duke Energy Corp.
    1.625%, 08/15/17..................................   9,216   9,195,043
    2.100%, 06/15/18..................................   1,356   1,360,309
    5.050%, 09/15/19..................................     586     633,821
Eastman Chemical Co.
    2.400%, 06/01/17..................................   5,172   5,202,277
    2.700%, 01/15/20..................................   3,756   3,656,474
eBay, Inc.
    1.350%, 07/15/17..................................   1,424   1,416,296
    2.200%, 08/01/19..................................   4,918   4,872,002
Ecolab, Inc.
    3.000%, 12/08/16..................................     537     544,564
EI du Pont de Nemours & Co.
    6.000%, 07/15/18..................................   8,215   8,971,536
    4.625%, 01/15/20..................................   1,289   1,383,760
EMC Corp.
    1.875%, 06/01/18..................................  31,640  30,251,162
Enbridge Energy Partners L.P.
    5.875%, 12/15/16..................................     830     849,034
Encana Corp.
    6.500%, 05/15/19..................................     447     384,580
Enterprise Products Operating LLC
    3.200%, 02/01/16..................................     671     671,000
    5.250%, 01/31/20..................................   1,788   1,862,669
EOG Resources, Inc.
    2.500%, 02/01/16..................................   1,055   1,055,000
    5.875%, 09/15/17..................................   8,178   8,702,242
ERAC USA Finance LLC
    2.350%, 10/15/19..................................   7,283   7,226,447
European Investment Bank
    4.875%, 01/17/17..................................   4,151   4,311,810
    1.625%, 06/15/17..................................   3,321   3,355,163
    1.125%, 09/15/17..................................   2,490   2,497,744
    1.875%, 03/15/19..................................   4,471   4,548,523
Exelon Generation Co. LLC
    2.950%, 01/15/20..................................   7,064   6,914,674
Export Development Canada
    1.250%, 10/26/16..................................   9,135   9,169,713
Express Scripts Holding Co.
    3.125%, 05/15/16..................................   7,167   7,210,819
    2.250%, 06/15/19..................................   8,933   8,870,040

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Exxon Mobil Corp.
    1.305%, 03/06/18.................................. $14,307 $14,285,425
    1.819%, 03/15/19..................................  23,798  23,907,590
FedEx Corp.
    2.300%, 02/01/20..................................   5,340   5,374,966
Fidelity National Information Services, Inc.
    3.625%, 10/15/20..................................   9,000   9,153,540
Fifth Third Bancorp
    2.300%, 03/01/19..................................   9,810   9,844,463
Fifth Third Bank
    1.450%, 02/28/18..................................   2,683   2,661,726
Fiserv, Inc.
    2.700%, 06/01/20..................................   4,460   4,454,809
FMS Wertmanagement AoeR
    1.000%, 11/21/17..................................  20,755  20,754,211
Ford Motor Credit Co. LLC
    5.000%, 05/15/18..................................  17,685  18,537,010
    2.459%, 03/27/20..................................   5,365   5,223,380
    3.157%, 08/04/20..................................  11,533  11,462,383
GATX Corp.
    2.500%, 03/15/19..................................   6,703   6,655,811
GE Capital International Funding Co.
    0.964%, 04/15/16..................................   7,749   7,752,588
General Dynamics Corp.
    1.000%, 11/15/17..................................   3,710   3,706,913
Gilead Sciences, Inc.
    1.850%, 09/04/18..................................   1,967   1,982,213
    2.050%, 04/01/19..................................   1,498   1,506,856
    2.550%, 09/01/20..................................   2,000   2,025,268
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17..................................  16,491  16,594,662
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17..................................     827     879,683
    2.550%, 10/23/19..................................   6,000   6,006,264
    2.750%, 09/15/20..................................  10,000   9,993,710
Halliburton Co.
    1.000%, 08/01/16..................................   2,762   2,758,686
    2.700%, 11/15/20..................................   1,000     978,906
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20..................................  11,047  10,949,179
Harris Corp.
    2.700%, 04/27/20..................................   4,247   4,218,673
Heineken NV
    1.400%, 10/01/17..................................   1,775   1,773,679
Hershey Co. (The)
    1.500%, 11/01/16..................................     151     151,749
#   1.600%, 08/21/18..................................  12,161  12,261,304
Hess Corp.
    8.125%, 02/15/19..................................   5,131   5,289,096

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Home Depot, Inc. (The)
    2.000%, 06/15/19.................................. $18,484 $18,821,740
HSBC USA, Inc.
    1.625%, 01/16/18..................................  13,118  13,082,070
    2.375%, 11/13/19..................................   2,683   2,682,168
    2.350%, 03/05/20..................................   8,942   8,852,392
Humana, Inc.
    2.625%, 10/01/19..................................   3,845   3,887,795
Huntington Bancshares, Inc.
    2.600%, 08/02/18..................................  22,992  23,262,156
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19..................................   6,662   7,264,012
Illinois Tool Works, Inc.
    1.950%, 03/01/19..................................   2,651   2,681,566
Imperial Tobacco Finance P.L.C.
    2.950%, 07/21/20..................................   3,577   3,624,814
Indiana Michigan Power Co.
    7.000%, 03/15/19..................................   2,236   2,554,912
ING Bank NV
    2.500%, 10/01/19..................................   1,025   1,039,811
Integrys Holding, Inc.
    4.170%, 11/01/20..................................   1,000   1,075,931
Intel Corp.
    2.450%, 07/29/20..................................  12,471  12,731,145
Inter-American Development Bank
    1.125%, 03/15/17..................................     680     683,622
    0.875%, 03/15/18..................................   8,303   8,291,392
    2.125%, 11/09/20..................................  25,000  25,914,250
Intercontinental Exchange, Inc.
    2.500%, 10/15/18..................................  14,221  14,493,503
International Bank for Reconstruction & Development
    #0.875%, 04/17/17.................................   8,845   8,863,221
International Business Machines Corp.
    1.950%, 02/12/19..................................  10,697  10,832,638
    1.875%, 05/15/19..................................   4,511   4,549,601
International Finance Corp.
    0.875%, 06/15/18..................................   2,490   2,478,608
Intesa Sanpaolo SpA
    3.875%, 01/16/18..................................   1,797   1,841,720
Japan Bank for International Cooperation
    1.750%, 07/31/18..................................   4,151   4,170,883
Japan Finance Organization for Municipalities
    2.500%, 09/12/18..................................   6,886   7,023,568
    2.125%, 03/06/19..................................   4,472   4,517,091
Jefferies Group LLC
    5.125%, 04/13/18..................................   1,557   1,616,664
Jersey Central Power & Light Co.
    7.350%, 02/01/19..................................   7,945   8,960,474

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
John Deere Capital Corp.
    2.000%, 01/13/17.................................. $ 4,180 $ 4,220,667
    2.050%, 03/10/20..................................  29,509  29,509,590
Johnson Controls, Inc.
    2.600%, 12/01/16..................................   3,524   3,550,927
JPMorgan Chase & Co.
    3.150%, 07/05/16..................................   7,280   7,348,774
    2.000%, 08/15/17..................................   1,453   1,462,023
    6.300%, 04/23/19..................................   1,964   2,209,306
    2.250%, 01/23/20..................................   6,729   6,674,233
    2.550%, 10/29/20..................................  11,000  10,967,187
Kellogg Co.
    1.875%, 11/17/16..................................   1,305   1,312,313
    1.750%, 05/17/17..................................   4,645   4,661,016
KeyBank NA
    1.650%, 02/01/18..................................   2,000   1,998,280
    2.500%, 12/15/19..................................   4,467   4,525,960
KeyCorp
    2.900%, 09/15/20..................................   6,259   6,304,409
KFW
    4.875%, 01/17/17..................................   4,151   4,312,760
    1.250%, 02/15/17..................................  10,398  10,445,124
    0.875%, 09/05/17..................................   4,151   4,148,202
    1.875%, 04/01/19..................................   6,259   6,369,665
Kimberly-Clark Corp.
    1.900%, 05/22/19..................................   4,203   4,238,511
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16..................................   5,019   5,027,397
KLA-Tencor Corp.
    3.375%, 11/01/19..................................   3,586   3,636,007
Kommunalbanken A.S.
    1.000%, 09/26/17..................................   3,322   3,322,761
    1.000%, 03/15/18..................................  24,908  24,838,158
    1.750%, 05/28/19..................................  17,884  18,081,082
Kommunekredit
    1.125%, 03/15/18..................................   8,303   8,302,867
Kommuninvest I Sverige AB
    1.000%, 10/24/17..................................  20,606  20,599,324
    2.000%, 11/12/19..................................   4,471   4,558,323
Kroger Co. (The)
    2.300%, 01/15/19..................................  13,672  13,895,674
L-3 Communications Corp.
    4.750%, 07/15/20..................................   4,650   4,899,110
Laboratory Corp. of America Holdings
    2.200%, 08/23/17..................................  18,949  19,011,532
    2.625%, 02/01/20..................................   7,623   7,635,281
Lam Research Corp.
    2.750%, 03/15/20..................................   8,942   8,828,553
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16..................................   6,476   6,520,102

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.................................. $10,461 $10,455,372
Legg Mason, Inc.
    2.700%, 07/15/19..................................   4,471   4,522,636
Lloyds Bank P.L.C.
    4.200%, 03/28/17..................................   7,049   7,277,127
    1.750%, 03/16/18..................................   8,692   8,693,104
    2.700%, 08/17/20..................................   1,600   1,627,842
Lockheed Martin Corp.
    2.125%, 09/15/16..................................   1,100   1,107,025
    2.500%, 11/23/20..................................   7,500   7,560,172
Loews Corp.
    5.250%, 03/15/16..................................   1,661   1,669,469
LyondellBasell Industries NV
    5.000%, 04/15/19..................................   7,601   8,020,879
Macquarie Group, Ltd.
    3.000%, 12/03/18..................................  17,235  17,423,896
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21..................................     500     495,411
Manitoba, Province of Canada
    2.050%, 11/30/20..................................   3,800   3,857,426
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19..................................   4,030   4,041,582
    2.100%, 02/06/20..................................  31,557  31,221,959
Marriott International, Inc.
    3.000%, 03/01/19..................................   4,860   4,960,660
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17..................................   6,338   6,404,188
    2.350%, 09/10/19..................................   4,471   4,487,216
    2.350%, 03/06/20..................................   1,000   1,001,289
MasterCard, Inc.
    2.000%, 04/01/19..................................  32,504  32,905,067
Mattel, Inc.
    1.700%, 03/15/18..................................   4,887   4,843,115
    2.350%, 05/06/19..................................  20,051  19,959,327
Maxim Integrated Products, Inc.
    2.500%, 11/15/18..................................   5,464   5,479,545
McDonald's Corp.
    5.350%, 03/01/18..................................   3,314   3,558,315
    3.500%, 07/15/20..................................   5,678   5,914,954
McKesson Corp.
    1.400%, 03/15/18..................................   9,031   8,958,364
Medtronic, Inc.
    2.500%, 03/15/20..................................   5,195   5,276,260
MetLife, Inc.
    7.717%, 02/15/19..................................   5,724   6,671,706
Microsoft Corp.
#   1.625%, 12/06/18..................................   8,227   8,321,092
    1.850%, 02/12/20..................................  21,640  21,899,572
Mizuho Bank, Ltd.
    2.450%, 04/16/19..................................   5,052   5,108,951
#   2.700%, 10/20/20..................................  11,960  12,172,182

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Molson Coors Brewing Co.
    2.000%, 05/01/17.................................. $   818 $   820,409
Mondelez International, Inc.
    2.250%, 02/01/19..................................   1,162   1,171,964
    5.375%, 02/10/20..................................   1,431   1,606,378
Monsanto Co.
    1.850%, 11/15/18..................................  25,011  25,093,211
    2.125%, 07/15/19..................................   2,236   2,234,321
Morgan Stanley
    3.800%, 04/29/16..................................     650     654,589
    4.750%, 03/22/17..................................  18,527  19,188,747
    7.300%, 05/13/19..................................   5,365   6,148,408
MUFG Union Bank NA
    3.000%, 06/06/16..................................  17,247  17,374,076
Municipality Finance P.L.C.
    2.375%, 05/16/16..................................  16,604  16,684,380
    1.125%, 04/17/18..................................  20,755  20,752,551
Mylan NV
    3.750%, 12/15/20..................................   4,965   5,021,556
Mylan, Inc.
    2.550%, 03/28/19..................................  11,964  11,902,314
National Australia Bank, Ltd.
    1.300%, 07/25/16..................................   1,750   1,753,237
    2.250%, 07/01/19..................................  15,626  15,682,504
Nationwide Building Society
    2.350%, 01/21/20..................................     480     481,624
Nederlandse Waterschapsbank NV
#   2.125%, 06/16/16..................................   4,982   5,009,620
    1.875%, 03/13/19..................................  53,652  54,459,248
NetApp, Inc.
    2.000%, 12/15/17..................................   8,303   8,315,953
Newell Rubbermaid, Inc.
    6.250%, 04/15/18..................................  10,793  11,463,936
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19..................................   9,378   9,342,045
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17..................................   1,183   1,183,724
Nisource Finance Corp.
    6.400%, 03/15/18..................................     992   1,083,305
Nomura Holdings, Inc.
    2.000%, 09/13/16..................................   1,339   1,343,700
    2.750%, 03/19/19..................................  17,884  18,175,205
Nordea Bank AB
    1.625%, 05/15/18..................................   1,923   1,917,010
    2.375%, 04/04/19..................................  15,005  15,166,169
Nordic Investment Bank
#   0.750%, 01/17/18..................................   9,133   9,103,226
    1.875%, 06/14/19..................................   9,471   9,654,037
Nordstrom, Inc.
    4.750%, 05/01/20..................................  11,435  12,451,137

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Northrop Grumman Corp.
    1.750%, 06/01/18.................................. $16,915 $16,891,877
NRW Bank
    1.875%, 07/01/19..................................  17,884  18,110,948
Nucor Corp.
    5.750%, 12/01/17..................................   1,992   2,104,094
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16..................................   3,155   3,168,103
    1.125%, 05/29/18..................................  16,605  16,594,157
Ohio Power Co.
    6.000%, 06/01/16..................................   1,661   1,687,048
Omnicom Group, Inc.
    5.900%, 04/15/16..................................   8,198   8,277,357
    4.450%, 08/15/20..................................     550     591,897
ONE Gas, Inc.
    2.070%, 02/01/19..................................   4,199   4,223,598
ONEOK Partners L.P.
    6.150%, 10/01/16..................................   9,699   9,916,413
Ontario, Province of Canada
    1.200%, 02/14/18..................................   7,864   7,867,153
    1.650%, 09/27/19..................................   4,471   4,466,976
Oracle Corp.
    1.200%, 10/15/17..................................   4,234   4,246,143
PACCAR Financial Corp.
    1.600%, 03/15/17..................................     377     378,875
    1.750%, 08/14/18..................................  10,015  10,045,766
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20..................................     828     832,663
PepsiCo, Inc.
    5.000%, 06/01/18..................................   7,777   8,419,559
    4.500%, 01/15/20..................................   1,745   1,922,252
Petro-Canada
    6.050%, 05/15/18..................................   4,982   5,191,922
Pfizer, Inc.
    2.100%, 05/15/19..................................   8,942   9,121,403
PG&E Corp.
    2.400%, 03/01/19..................................   1,462   1,469,857
Philip Morris International, Inc.
    1.625%, 03/20/17..................................   1,851   1,865,031
Pioneer Natural Resources Co.
    6.875%, 05/01/18..................................   6,259   6,519,168
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18..................................   2,488   2,509,126
PNC Bank NA
    1.500%, 02/23/18..................................  14,933  14,862,591
    2.400%, 10/18/19..................................   7,154   7,224,174
    2.300%, 06/01/20..................................   1,200   1,208,009
    2.600%, 07/21/20..................................   5,365   5,440,936
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17..................................   1,433   1,459,396

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Praxair, Inc.
    1.250%, 11/07/18.................................. $10,308 $10,223,134
Progress Energy, Inc.
    4.875%, 12/01/19..................................   4,672   5,075,086
Prudential Financial, Inc.
    3.000%, 05/12/16..................................   4,472   4,497,455
    2.350%, 08/15/19..................................  13,413  13,527,292
    5.375%, 06/21/20..................................   1,700   1,901,815
PSEG Power LLC
    2.450%, 11/15/18..................................   6,831   6,864,137
    5.125%, 04/15/20..................................  11,108  12,019,123
QUALCOMM, Inc.
#   2.250%, 05/20/20..................................   4,592   4,608,747
Questar Corp.
    2.750%, 02/01/16..................................   7,796   7,796,000
Qwest Corp.
    6.500%, 06/01/17..................................     830     869,425
Raytheon Co.
    6.750%, 03/15/18..................................   3,402   3,785,079
Regions Financial Corp.
    2.000%, 05/15/18..................................   2,300   2,286,368
Republic Services, Inc.
    3.800%, 05/15/18..................................   4,507   4,704,226
    5.500%, 09/15/19..................................   5,333   5,891,829
Reynolds American, Inc.
#   2.300%, 08/21/17..................................  11,046  11,157,145
#   2.300%, 06/12/18..................................   1,500   1,514,113
Roper Technologies, Inc.
    2.050%, 10/01/18..................................   1,565   1,563,629
Ryder System, Inc.
    2.500%, 03/01/18..................................   2,902   2,910,430
    2.650%, 03/02/20..................................   7,000   6,871,942
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21..................................  10,000  10,123,540
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19..................................  19,864  19,688,800
Sempra Energy
    6.500%, 06/01/16..................................  10,682  10,870,206
    2.850%, 11/15/20..................................   5,400   5,383,087
Shell International Finance BV
    2.000%, 11/15/18..................................  20,679  20,602,570
    4.300%, 09/22/19..................................   4,471   4,761,141
Societe Generale SA
    2.750%, 10/12/17..................................   6,642   6,756,840
#   2.625%, 09/16/20..................................   7,000   7,073,878
Southern Co. (The)
    2.750%, 06/15/20..................................   9,683   9,672,542
Southwest Airlines Co.
    2.750%, 11/06/19..................................  17,072  17,363,760
    2.650%, 11/05/20..................................   2,000   2,010,804
St Jude Medical, Inc.
    2.800%, 09/15/20..................................   2,490   2,518,635

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Starbucks Corp.
    2.000%, 12/05/18.................................. $16,013 $16,264,452
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18..................................   4,264   4,656,864
State Street Corp.
    2.550%, 08/18/20..................................  14,052  14,338,253
Statoil ASA
    1.200%, 01/17/18..................................   1,955   1,938,132
#   1.150%, 05/15/18..................................  11,682  11,490,123
    1.950%, 11/08/18..................................   8,303   8,264,806
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19..................................  13,616  13,793,280
SunTrust Banks, Inc.
    3.600%, 04/15/16..................................   5,620   5,638,265
    2.500%, 05/01/19..................................   8,348   8,478,563
Svensk Exportkredit AB
    1.875%, 06/17/19..................................   9,836   9,987,907
Svenska Handelsbanken AB
#   2.500%, 01/25/19..................................  27,669  28,150,856
    2.250%, 06/17/19..................................   8,942   9,023,435
Symantec Corp.
    2.750%, 06/15/17..................................   4,151   4,188,002
    4.200%, 09/15/20..................................   5,000   5,205,765
Sysco Corp.
    2.600%, 10/01/20..................................   8,190   8,334,570
Target Corp.
    2.300%, 06/26/19..................................  13,504  13,774,080
TD Ameritrade Holding Corp.
    5.600%, 12/01/19..................................   1,788   2,015,991
Tech Data Corp.
    3.750%, 09/21/17..................................   4,151   4,261,259
Telefonica Emisiones SAU
    3.192%, 04/27/18..................................     950     966,294
    5.134%, 04/27/20..................................  10,180  11,034,947
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18..................................   7,734   7,740,048
    2.400%, 02/01/19..................................   8,455   8,507,134
Thomson Reuters Corp.
    1.300%, 02/23/17..................................   6,724   6,696,687
    1.650%, 09/29/17..................................     800     797,985
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19..................................   9,568   9,532,034
Time Warner Cable, Inc.
    5.000%, 02/01/20..................................   1,180   1,255,158
Time Warner, Inc.
    4.700%, 01/15/21..................................   5,000   5,374,965
Toronto-Dominion Bank (The)
    1.400%, 04/30/18..................................   4,879   4,862,582
    2.625%, 09/10/18..................................   8,303   8,480,153
    2.125%, 07/02/19..................................  31,297  31,524,060

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
Total Capital International SA
     2.125%, 01/10/19................................... $ 9,066 $ 9,045,592
     2.100%, 06/19/19...................................  27,483  27,375,486
Total System Services, Inc.
     2.375%, 06/01/18...................................   4,011   3,990,379
Toyota Motor Credit Corp.
     2.100%, 01/17/19...................................  24,526  24,859,872
     2.125%, 07/18/19...................................  16,055  16,228,731
Tyson Foods, Inc.
     2.650%, 08/15/19...................................  19,752  19,904,031
UBS AG
     2.375%, 08/14/19...................................   3,278   3,289,873
     2.350%, 03/26/20...................................   8,079   8,101,371
Unilever Capital Corp.
     2.200%, 03/06/19...................................   1,162   1,192,060
Union Pacific Corp.
     2.250%, 02/15/19...................................   3,689   3,753,620
     1.800%, 02/01/20...................................   7,154   7,124,676
United Technologies Corp.
     1.800%, 06/01/17...................................   9,773   9,860,586
UnitedHealth Group, Inc.
     6.000%, 06/15/17...................................   1,431   1,522,095
     1.400%, 10/15/17...................................   5,147   5,146,949
     2.300%, 12/15/19...................................   8,191   8,288,063
US Bancorp
     2.200%, 04/25/19...................................  13,413  13,596,396
US Bank NA
     2.125%, 10/28/19...................................  14,432  14,516,268
Valero Energy Corp.
     6.125%, 06/15/17...................................   2,909   3,029,898
     9.375%, 03/15/19...................................   5,009   5,882,815
Verizon Communications, Inc.
     2.000%, 11/01/16...................................  14,450  14,551,020
     3.650%, 09/14/18...................................   9,836  10,295,007
     2.550%, 06/17/19...................................   2,683   2,733,448
Viacom, Inc.
     6.250%, 04/30/16...................................   1,355   1,371,209
     2.500%, 12/15/16...................................   5,642   5,667,485
     2.750%, 12/15/19...................................   6,343   6,279,386
Vodafone Group P.L.C.
     5.450%, 06/10/19...................................   1,732   1,895,662
Volkswagen Group of America Finance LLC
     2.125%, 05/23/19...................................   7,431   7,116,453
     2.400%, 05/22/20...................................   5,911   5,629,583
Walgreen Co.
     5.250%, 01/15/19...................................     610     653,027
Walt Disney Co. (The)
     1.125%, 02/15/17...................................   4,017   4,027,806
     2.150%, 09/17/20...................................   8,942   9,108,312
Waste Management, Inc.
     2.600%, 09/01/16...................................   2,497   2,516,741

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ---------- --------------
WEC Energy Group, Inc.
       2.450%, 06/15/20............................... $   14,176 $   14,321,828
Wells Fargo & Co.
       2.100%, 05/08/17...............................      6,407      6,468,571
       2.125%, 04/22/19...............................     13,413     13,493,277
       2.600%, 07/22/20...............................      8,000      8,070,232
Western Union Co. (The)
       5.930%, 10/01/16...............................      6,570      6,764,281
Westpac Banking Corp.
       4.875%, 11/19/19...............................      2,853      3,133,259
Whirlpool Corp.
       7.750%, 07/15/16...............................      4,151      4,271,852
Wm Wrigley Jr Co.
       2.900%, 10/21/19...............................      1,484      1,511,751
Wyndham Worldwide Corp.
       2.500%, 03/01/18...............................      8,626      8,567,783
Xerox Corp.
       2.750%, 03/15/19...............................     17,578     17,131,273
       5.625%, 12/15/19...............................      5,365      5,757,852
       2.800%, 05/15/20...............................      2,000      1,921,090
Xilinx, Inc.
       2.125%, 03/15/19...............................      5,969      5,965,484
Yum! Brands, Inc.
       6.250%, 04/15/16...............................      7,505      7,566,916
Zimmer Biomet Holdings, Inc.
       2.700%, 04/01/20...............................      3,632      3,615,856
Zoetis, Inc.
       3.450%, 11/13/20...............................      7,400      7,507,929
                                                                  --------------
TOTAL BONDS...........................................             3,851,637,986
                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................             3,953,701,865
                                                                  --------------

                                                         SHARES
                                                       ----------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@   DFA Short Term Investment Fund.................  4,067,741     47,063,758
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,996,808,248)^^.............................            $4,000,765,623
                                                                  ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Agency Obligations..........................................   --    $  102,063,879   --    $  102,063,879
Bonds.......................................................   --     3,851,637,986   --     3,851,637,986
Securities Lending Collateral...............................   --        47,063,758   --        47,063,758
                                                               --    --------------   --    --------------
TOTAL.......................................................   --    $4,000,765,623   --    $4,000,765,623
                                                               ==    ==============   ==    ==============

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
AGENCY OBLIGATIONS -- (5.0%)
Federal Farm Credit Bank
    4.800%, 02/13/23.................................. $   317 $   377,193
    2.630%, 08/03/26..................................   3,173   3,187,367
    5.770%, 01/05/27..................................   1,058   1,389,996
Federal Home Loan Bank
    5.750%, 06/12/26..................................   1,260   1,628,104
Federal Home Loan Mortgage Corporation
#   6.750%, 09/15/29..................................   8,814  13,039,528
Federal National Mortgage Association
    6.250%, 05/15/29..................................  17,628  24,858,935
    7.125%, 01/15/30..................................   3,526   5,343,999
    6.625%, 11/15/30..................................   2,000   2,945,338
Tennessee Valley Authority
    6.750%, 11/01/25..................................   3,596   4,858,836
                                                               -----------
TOTAL AGENCY OBLIGATIONS..............................          57,629,296
                                                               -----------
BONDS -- (87.4%)
21st Century Fox America, Inc.
    3.700%, 09/15/24..................................   2,468   2,492,288
ABB Finance USA, Inc.
    2.875%, 05/08/22..................................   1,921   1,934,622
Abbey National Treasury Services P.L.C.
    4.000%, 03/13/24..................................   3,779   4,015,392
Abbott Laboratories
    2.550%, 03/15/22..................................     344     342,803
    2.950%, 03/15/25..................................   6,870   6,866,998
AbbVie, Inc.
    2.900%, 11/06/22..................................   1,542   1,515,544
ACE INA Holdings, Inc.
    2.700%, 03/13/23..................................   2,820   2,805,720
    3.350%, 05/15/24..................................   2,820   2,887,122
Actavis, Inc.
    3.250%, 10/01/22..................................   4,165   4,156,703
Adobe Systems, Inc.
    3.250%, 02/01/25..................................   1,058   1,064,311
Advance Auto Parts, Inc.
    4.500%, 01/15/22..................................   1,410   1,469,626
    4.500%, 12/01/23..................................   1,500   1,537,072
Aetna, Inc.
    2.750%, 11/15/22..................................   4,583   4,525,763
    3.500%, 11/15/24..................................   2,953   2,924,716
Affiliated Managers Group, Inc.
    3.500%, 08/01/25..................................   1,410   1,365,302
Aflac, Inc.
    3.625%, 06/15/23..................................   2,115   2,198,940
    3.625%, 11/15/24..................................   1,099   1,134,104
    3.250%, 03/17/25..................................   6,064   6,038,149

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
Ahold Finance USA LLC
    6.875%, 05/01/29.................................. $   388 $   487,392
Air Products & Chemicals, Inc.
    2.750%, 02/03/23..................................     538     534,069
Alabama Power Co.
    2.800%, 04/01/25..................................   1,410   1,396,762
Albemarle Corp.
    4.150%, 12/01/24..................................   1,335   1,305,117
Allstate Corp. (The)
    3.150%, 06/15/23..................................   2,468   2,509,035
Altera Corp.
    4.100%, 11/15/23..................................     821     886,852
Altria Group, Inc.
    4.750%, 05/05/21..................................   2,021   2,226,530
Amazon.com, Inc.
    3.800%, 12/05/24..................................   2,679   2,809,891
American Express Co.
    2.650%, 12/02/22..................................     353     343,842
American International Group, Inc.
    4.875%, 06/01/22..................................   1,058   1,128,673
    4.125%, 02/15/24..................................   3,763   3,763,023
    3.750%, 07/10/25..................................   2,000   1,918,938
American Water Capital Corp.
    3.850%, 03/01/24..................................   1,166   1,245,824
Ameriprise Financial, Inc.
    4.000%, 10/15/23..................................     705     744,417
AmerisourceBergen Corp.
    3.400%, 05/15/24..................................     673     670,804
Amgen, Inc.
    3.625%, 05/22/24..................................   3,526   3,575,487
    3.125%, 05/01/25..................................   1,763   1,707,194
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23..................................     141     136,909
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21..................................   1,410   1,539,445
    2.500%, 07/15/22..................................   2,820   2,746,539
Anthem, Inc.
    3.125%, 05/15/22..................................   1,728   1,697,905
    3.500%, 08/15/24..................................   1,491   1,477,310
Aon Corp.
    5.000%, 09/30/20..................................     446     492,797
Aon P.L.C.
    4.000%, 11/27/23..................................   2,203   2,295,782
    3.500%, 06/14/24..................................   3,406   3,388,561
Apache Corp.
    3.250%, 04/15/22..................................   1,763   1,579,734
    2.625%, 01/15/23..................................     871     745,471
Apple, Inc.
    2.400%, 05/03/23..................................   4,231   4,153,425
    3.450%, 05/06/24..................................   8,814   9,143,741
    2.500%, 02/09/25..................................   1,763   1,689,367

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
Applied Materials, Inc.
    4.300%, 06/15/21.................................. $  353 $  383,328
Arizona Public Service Co.
    3.150%, 05/15/25..................................  3,349  3,429,068
Assurant, Inc.
    4.000%, 03/15/23..................................  3,526  3,542,280
AT&T, Inc.
    3.000%, 02/15/22..................................  2,151  2,120,247
    3.400%, 05/15/25..................................  3,882  3,716,988
Autodesk, Inc.
    3.600%, 12/15/22..................................    705    700,149
Automatic Data Processing, Inc.
    3.375%, 09/15/25..................................  5,000  5,186,835
AutoZone, Inc.
    2.875%, 01/15/23..................................  2,087  2,052,433
Baker Hughes, Inc.
    3.200%, 08/15/21..................................    353    348,025
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22..................................  1,773  1,785,808
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23..................................  3,526  3,614,538
Bank of America Corp.
    3.300%, 01/11/23..................................  2,468  2,430,667
    4.000%, 04/01/24..................................  5,993  6,106,100
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24..................................  5,797  6,094,195
#   3.000%, 02/24/25..................................  1,410  1,410,557
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24..................................  1,763  1,794,819
Barclays P.L.C.
    3.650%, 03/16/25..................................  6,080  5,815,970
Bayer U.S. Finance LLC
    3.375%, 10/08/24..................................  6,831  7,036,845
Beam Suntory, Inc.
    3.250%, 06/15/23..................................  2,195  2,148,121
Becton Dickinson and Co.
    3.734%, 12/15/24..................................  1,363  1,394,799
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24..................................    700    682,575
Bemis Co., Inc.
    4.500%, 10/15/21..................................    353    375,081
Berkshire Hathaway Finance Corp.
    3.000%, 05/15/22..................................  1,763  1,835,036
Berkshire Hathaway, Inc.
    3.750%, 08/15/21..................................  1,410  1,523,595
    3.400%, 01/31/22..................................  1,763  1,874,489
    3.000%, 02/11/23..................................  2,468  2,531,635
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21..................................    529    506,909
BNP Paribas SA
    3.250%, 03/03/23..................................  1,058  1,070,387

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
Boeing Co. (The)
    8.750%, 08/15/21.................................. $  538 $  720,467
    2.500%, 03/01/25..................................  3,526  3,449,429
Boston Scientific Corp.
    4.125%, 10/01/23..................................    811    834,843
BP Capital Markets P.L.C.
    2.500%, 11/06/22..................................  1,234  1,147,985
    3.535%, 11/04/24..................................  1,234  1,185,484
BPCE SA
    4.000%, 04/15/24..................................  7,164  7,511,060
Bristol-Myers Squibb Co.
    2.000%, 08/01/22..................................  1,082  1,071,717
British Columbia, Province of Canada
    6.500%, 01/15/26..................................  4,363  5,757,624
Broadcom Corp.
    2.500%, 08/15/22..................................  2,785  2,848,041
Brown & Brown, Inc.
    4.200%, 09/15/24..................................  2,316  2,345,216
Brown-Forman Corp.
    2.250%, 01/15/23..................................    264    257,226
Buckeye Partners L.P.
    4.150%, 07/01/23..................................  1,058    884,558
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25..................................  2,357  2,269,360
    7.000%, 12/15/25..................................    472    602,612
Campbell Soup Co.
    4.250%, 04/15/21..................................    564    604,498
    2.500%, 08/02/22..................................  1,226  1,191,796
    3.300%, 03/19/25..................................  2,229  2,260,070
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21..................................  1,566  1,223,358
    3.800%, 04/15/24..................................  1,763  1,393,942
Canadian Pacific Railway Co.
    2.900%, 02/01/25..................................  1,666  1,574,073
    3.700%, 02/01/26..................................  2,115  2,128,094
Capital One Financial Corp.
    4.750%, 07/15/21..................................  2,256  2,450,359
    3.750%, 04/24/24..................................  1,939  1,949,389
Cardinal Health, Inc.
    4.625%, 12/15/20..................................    353    387,207
    3.200%, 06/15/22..................................  2,115  2,153,207
Caterpillar, Inc.
    2.600%, 06/26/22..................................  1,939  1,938,089
CBS Corp.
    3.375%, 03/01/22..................................  1,907  1,913,951
    3.500%, 01/15/25..................................  1,058  1,020,123
Celgene Corp.
    4.000%, 08/15/23..................................  2,627  2,728,741
    3.625%, 05/15/24..................................  1,763  1,750,386
Cenovus Energy, Inc.
    3.000%, 08/15/22..................................  1,163    966,477

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.................................. $1,058 $1,118,435
CF Industries, Inc.
    3.450%, 06/01/23..................................  3,265  2,977,448
Charles Schwab Corp. (The)
    3.000%, 03/10/25..................................  4,689  4,709,524
Chevron Corp.
    2.355%, 12/05/22..................................  3,526  3,369,294
    3.191%, 06/24/23..................................  8,686  8,743,553
Cigna Corp.
    4.000%, 02/15/22..................................  2,248  2,359,076
Cisco Systems, Inc.
    3.625%, 03/04/24..................................  1,058  1,124,304
Citigroup, Inc.
    4.500%, 01/14/22..................................    811    872,889
    3.750%, 06/16/24..................................  1,410  1,425,633
    3.300%, 04/27/25..................................  4,231  4,130,450
Clorox Co. (The)
    3.500%, 12/15/24..................................  1,763  1,782,899
CME Group, Inc.
    3.000%, 03/15/25..................................    471    473,528
CMS Energy Corp.
    3.875%, 03/01/24..................................    705    734,229
    3.600%, 11/15/25..................................    800    810,995
CNA Financial Corp.
    5.750%, 08/15/21..................................  2,849  3,201,983
Coach, Inc.
    4.250%, 04/01/25..................................  3,534  3,397,492
Coca-Cola Co. (The)
    3.300%, 09/01/21..................................    934    993,673
    3.200%, 11/01/23..................................  7,115  7,484,397
Colgate-Palmolive Co.
    1.950%, 02/01/23..................................  1,058  1,033,325
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22..................................  1,629  2,284,964
Comcast Corp.
    3.375%, 08/15/25..................................  1,234  1,256,298
Commonwealth Bank of Australia
    5.000%, 03/19/20..................................    432    478,787
Computer Sciences Corp.
    4.450%, 09/15/22..................................  1,763  1,791,606
ConAgra Foods, Inc.
    3.200%, 01/25/23..................................  3,268  3,173,940
ConocoPhillips Co.
    2.400%, 12/15/22..................................  1,058    905,005
#   3.350%, 11/15/24..................................  2,468  2,125,676
Consolidated Edison Co. of New York, Inc.
#   3.300%, 12/01/24..................................    705    721,527
Cooperatieve Rabobank UA
    3.875%, 02/08/22..................................  5,606  5,943,784

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
Corning, Inc.
    3.700%, 11/15/23.................................. $1,493 $1,494,919
Cox Communications, Inc.
    3.850%, 02/01/25..................................  3,741  3,505,317
CR Bard, Inc.
    4.400%, 01/15/21..................................    282    304,470
Credit Agricole SA
#   3.875%, 04/15/24..................................  4,678  4,895,985
Credit Suisse New York
    3.000%, 10/29/21..................................  1,639  1,659,492
    3.625%, 09/09/24..................................  4,299  4,420,154
CSX Corp.
    4.250%, 06/01/21..................................  2,468  2,648,453
CVS Health Corp.
    3.375%, 08/12/24..................................  5,243  5,242,476
    3.875%, 07/20/25..................................  1,875  1,938,568
Cytec Industries, Inc.
    3.500%, 04/01/23..................................  2,115  2,028,530
Daimler Finance North America LLC
    3.250%, 08/01/24..................................  1,128  1,117,138
Deutsche Bank AG
    3.700%, 05/30/24..................................  5,311  5,202,714
Devon Energy Corp.
#   3.250%, 05/15/22..................................  2,408  1,914,779
Diageo Investment Corp.
    2.875%, 05/11/22..................................    617    624,569
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.800%, 03/15/22..................................  2,785  2,814,009
Discovery Communications LLC
    3.300%, 05/15/22..................................    776    739,571
    3.250%, 04/01/23..................................    353    318,692
    3.450%, 03/15/25..................................  1,763  1,572,808
Dollar General Corp.
    3.250%, 04/15/23..................................  3,710  3,616,219
Dominion Gas Holdings LLC
    3.600%, 12/15/24..................................  1,763  1,755,659
Dominion Resources, Inc.
    4.450%, 03/15/21..................................    846    912,705
    3.625%, 12/01/24..................................    705    702,287
Dover Corp.
    3.150%, 11/15/25..................................  2,100  2,110,235
Dow Chemical Co. (The)
    3.000%, 11/15/22..................................    353    339,733
#   3.500%, 10/01/24..................................  4,106  3,987,583
DTE Energy Co.
    3.850%, 12/01/23..................................    529    553,266
Duke Energy Corp.
    3.050%, 08/15/22..................................  1,348  1,343,771
    3.750%, 04/15/24..................................  2,468  2,514,092
Eastman Chemical Co.
    4.500%, 01/15/21..................................    699    744,228
    3.600%, 08/15/22..................................    335    324,978

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Eaton Corp.
    2.750%, 11/02/22.................................. $   881 $   861,148
eBay, Inc.
    2.600%, 07/15/22..................................   1,481   1,407,428
EI du Pont de Nemours & Co.
    2.800%, 02/15/23..................................     914     864,973
EMC Corp.
    3.375%, 06/01/23..................................   1,431   1,157,474
EMD Finance LLC
    2.950%, 03/19/22..................................   2,820   2,790,376
Emerson Electric Co.
    3.150%, 06/01/25..................................   2,926   2,960,331
Enbridge Energy Partners L.P.
#   4.200%, 09/15/21..................................     676     647,148
Enbridge, Inc.
    4.000%, 10/01/23..................................   2,468   2,228,355
    3.500%, 06/10/24..................................     705     598,594
Enterprise Products Operating LLC
    3.900%, 02/15/24..................................   1,146   1,065,104
EOG Resources, Inc.
    4.100%, 02/01/21..................................     948     987,079
    3.150%, 04/01/25..................................     978     899,235
ERAC USA Finance LLC
    3.850%, 11/15/24..................................   1,058   1,068,420
European Investment Bank
    3.250%, 01/29/24..................................   1,763   1,919,524
Eversource Energy
    2.800%, 05/01/23..................................   3,454   3,352,736
Exelon Generation Co. LLC
    4.250%, 06/15/22..................................   1,763   1,711,612
Express Scripts Holding Co.
    3.900%, 02/15/22..................................   2,627   2,723,942
    3.500%, 06/15/24..................................   4,596   4,411,618
Exxon Mobil Corp.
    3.176%, 03/15/24..................................  12,692  13,084,919
FedEx Corp.
    2.625%, 08/01/22..................................   2,292   2,261,379
    4.000%, 01/15/24..................................   1,410   1,476,675
    3.200%, 02/01/25..................................   2,062   2,020,088
Fidelity National Information Services, Inc.
    5.000%, 10/15/25..................................   1,000   1,043,933
Fifth Third Bancorp
    3.500%, 03/15/22..................................   2,644   2,734,287
FMC Technologies, Inc.
    3.450%, 10/01/22..................................   3,041   2,725,475
Ford Motor Credit Co. LLC
    4.375%, 08/06/23..................................   4,583   4,680,036
Gap, Inc. (The)
#   5.950%, 04/12/21..................................     881     916,118
GATX Corp.
    3.250%, 03/30/25..................................   2,820   2,620,716

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
General Dynamics Corp.
       2.250%, 11/15/22.................................. $2,644 $2,578,889
General Electric Co.
       3.375%, 03/11/24..................................  1,763  1,858,997
General Mills, Inc.
       3.150%, 12/15/21..................................  1,058  1,090,965
Georgia Power Co.
       2.850%, 05/15/22..................................    899    906,434
Gilead Sciences, Inc.
       3.700%, 04/01/24..................................  6,998  7,283,945
GlaxoSmithKline Capital, Inc.
       2.800%, 03/18/23..................................  3,684  3,730,603
Goldcorp, Inc.
       3.625%, 06/09/21..................................  1,939  1,819,507
Goldman Sachs Group, Inc. (The)
       6.000%, 06/15/20..................................    758    850,869
       5.250%, 07/27/21..................................  1,234  1,369,287
       4.000%, 03/03/24..................................  6,346  6,509,187
Great Plains Energy, Inc.
       4.850%, 06/01/21..................................    705    768,396
Halliburton Co.
       3.500%, 08/01/23..................................  3,526  3,323,544
Harley-Davidson, Inc.
       3.500%, 07/28/25..................................  1,980  2,022,069
Hartford Financial Services Group, Inc. (The)
       5.125%, 04/15/22..................................  2,820  3,101,800
Hershey Co. (The)
       2.625%, 05/01/23..................................  1,067  1,072,399
Hess Corp.
       3.500%, 07/15/24..................................  1,789  1,469,463
Home Depot, Inc. (The)
       2.700%, 04/01/23..................................    705    710,426
       3.350%, 09/15/25..................................  1,403  1,448,728
Hormel Foods Corp.
       4.125%, 04/15/21..................................    814    883,634
HP, Inc.
       4.375%, 09/15/21..................................  6,875  6,931,671
HSBC Holdings P.L.C.
       4.000%, 03/30/22..................................  1,058  1,119,057
HSBC USA, Inc.
       3.500%, 06/23/24..................................  5,760  5,830,284
Humana, Inc.
       3.850%, 10/01/24..................................  4,074  4,145,979
Husky Energy, Inc.
       4.000%, 04/15/24..................................    520    421,154
Hyatt Hotels Corp.
       3.375%, 07/15/23..................................  1,066  1,019,117
Illinois Tool Works, Inc.
       3.500%, 03/01/24..................................  3,526  3,698,160
Ingersoll-Rand Luxembourg Finance SA
       3.550%, 11/01/24..................................  4,280  4,241,964

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
Intel Corp.
    2.700%, 12/15/22.................................. $1,058 $1,063,747
Inter-American Development Bank
    7.000%, 06/15/25..................................  2,115  2,900,560
    6.750%, 07/15/27..................................  1,058  1,477,612
Intercontinental Exchange, Inc.
    4.000%, 10/15/23..................................    556    584,218
International Business Machines Corp.
    3.375%, 08/01/23..................................  2,401  2,448,674
#   3.625%, 02/12/24..................................  5,288  5,466,253
International Paper Co.
    3.650%, 06/15/24..................................  1,058  1,044,750
    3.800%, 01/15/26..................................    578    562,213
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24..................................  2,151  2,148,402
Intesa Sanpaolo SpA
    5.250%, 01/12/24..................................  3,526  3,728,883
ITC Holdings Corp.
    3.650%, 06/15/24..................................  3,173  3,178,673
Janus Capital Group, Inc.
    4.875%, 08/01/25..................................  1,000  1,037,113
JM Smucker Co. (The)
    3.500%, 03/15/25..................................  5,000  5,052,475
John Deere Capital Corp.
    3.350%, 06/12/24..................................    846    870,454
Johnson & Johnson
    3.375%, 12/05/23..................................  3,526  3,825,104
Johnson Controls, Inc.
#   3.625%, 07/02/24..................................    541    533,275
JPMorgan Chase & Co.
    4.350%, 08/15/21..................................  1,481  1,581,772
    3.625%, 05/13/24..................................  4,287  4,338,105
    3.900%, 07/15/25..................................  2,820  2,901,253
Juniper Networks, Inc.
    4.600%, 03/15/21..................................  1,410  1,489,273
    4.500%, 03/15/24..................................  2,327  2,358,028
Kerr-McGee Corp.
    6.950%, 07/01/24..................................  2,433  2,415,200
KeyCorp
    5.100%, 03/24/21..................................  2,468  2,741,785
Kimberly-Clark Corp.
    2.400%, 06/01/23..................................  1,058  1,043,283
KLA-Tencor Corp.
    4.650%, 11/01/24..................................  2,315  2,345,588
Kohl's Corp.
#   3.250%, 02/01/23..................................    705    661,729
    4.750%, 12/15/23..................................  3,526  3,564,846
#   4.250%, 07/17/25..................................  3,964  3,855,414
Koninklijke Philips NV
    3.750%, 03/15/22..................................    819    846,047
Kraft Foods Group, Inc.
    3.500%, 06/06/22..................................  5,040  5,154,237

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
Kroger Co. (The)
    3.850%, 08/01/23.................................. $3,219 $3,380,826
L-3 Communications Corp.
    3.950%, 05/28/24..................................  1,361  1,293,618
Laboratory Corp. of America Holdings
    4.000%, 11/01/23..................................  2,115  2,168,224
Legg Mason, Inc.
    3.950%, 07/15/24..................................  2,609  2,636,796
Liberty Mutual Group, Inc.
    5.000%, 06/01/21..................................  3,672  3,967,937
Lincoln National Corp.
    6.250%, 02/15/20..................................     63     71,150
Lloyds Bank P.L.C.
    3.500%, 05/14/25..................................  1,763  1,792,823
Lockheed Martin Corp.
    2.900%, 03/01/25..................................  2,468  2,406,707
Loews Corp.
    2.625%, 05/15/23..................................  1,010    975,496
Lowe's Cos., Inc.
    3.120%, 04/15/22..................................    705    729,670
    3.875%, 09/15/23..................................    287    308,355
    3.375%, 09/15/25..................................  1,551  1,600,666
LyondellBasell Industries NV
    5.750%, 04/15/24..................................  3,173  3,441,379
Macquarie Bank, Ltd.
#   3.900%, 01/15/26..................................  5,000  4,948,900
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22..................................  4,567  4,498,020
    2.875%, 02/15/23..................................  2,292  2,059,875
    3.625%, 06/01/24..................................  1,763  1,636,401
Magellan Midstream Partners L.P.
    4.250%, 02/01/21..................................    836    847,948
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25..................................  4,372  4,281,403
Marathon Oil Corp.
    2.800%, 11/01/22..................................  2,115  1,422,204
Marathon Petroleum Corp.
    3.625%, 09/15/24..................................  4,513  3,990,562
Markel Corp.
    3.625%, 03/30/23..................................    705    704,865
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24..................................  4,583  4,574,631
MasterCard, Inc.
    3.375%, 04/01/24..................................    984  1,018,760
McDonald's Corp.
    2.625%, 01/15/22..................................  1,022  1,011,256
McKesson Corp.
    3.796%, 03/15/24..................................  1,851  1,875,963
Mead Johnson Nutrition Co.
    4.125%, 11/15/25..................................  4,200  4,306,961
Medtronic, Inc.
    3.125%, 03/15/22..................................  1,201  1,232,060

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
    3.625%, 03/15/24.................................. $  212 $  220,676
Merck & Co., Inc.
    2.800%, 05/18/23..................................  2,820  2,847,379
MetLife, Inc.
    3.600%, 04/10/24..................................  7,166  7,281,380
Microsoft Corp.
    3.625%, 12/15/23..................................  5,118  5,498,078
    2.700%, 02/12/25..................................  1,058  1,050,469
Mobil Corp.
    8.625%, 08/15/21..................................    710    912,273
Molson Coors Brewing Co.
#   3.500%, 05/01/22..................................  2,820  2,873,024
Mondelez International, Inc.
    4.000%, 02/01/24..................................  5,593  5,758,094
Monsanto Co.
    5.500%, 08/15/25..................................  1,234  1,343,645
Morgan Stanley
    5.500%, 07/28/21..................................  1,933  2,161,614
    3.875%, 04/29/24..................................  5,878  5,968,333
Mosaic Co. (The)
    4.250%, 11/15/23..................................  1,939  1,882,352
Motorola Solutions, Inc.
    3.750%, 05/15/22..................................  1,763  1,626,713
    3.500%, 03/01/23..................................  1,763  1,519,020
MUFG Americas Holdings Corp.
    3.500%, 06/18/22..................................  3,014  3,133,351
Mylan, Inc.
    4.200%, 11/29/23..................................  2,468  2,439,539
Nasdaq, Inc.
    4.250%, 06/01/24..................................  1,551  1,583,466
National Australia Bank, Ltd.
    3.000%, 01/20/23..................................  3,526  3,550,728
National Oilwell Varco, Inc.
    2.600%, 12/01/22..................................  5,354  4,739,532
NetApp, Inc.
    3.250%, 12/15/22..................................    599    578,763
Newell Rubbermaid, Inc.
    4.000%, 06/15/22..................................    631    621,348
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21..................................    457    492,815
NiSource Finance Corp.
    6.125%, 03/01/22..................................  2,475  2,862,333
    3.850%, 02/15/23..................................    388    402,370
Noble Energy, Inc.
    4.150%, 12/15/21..................................  3,173  2,868,608
    3.900%, 11/15/24..................................  3,126  2,631,779
Nomura Holdings, Inc.
    6.700%, 03/04/20..................................  2,510  2,909,512
Nordstrom, Inc.
    4.000%, 10/15/21..................................    529    561,929
Norfolk Southern Corp.
    2.903%, 02/15/23..................................  2,468  2,413,161

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
    5.640%, 05/17/29.................................. $2,048 $2,416,339
Novartis Capital Corp.
    3.400%, 05/06/24..................................  3,349  3,526,557
Nucor Corp.
    4.000%, 08/01/23..................................  1,234  1,205,380
O'Reilly Automotive, Inc.
    3.800%, 09/01/22..................................    397    411,825
Occidental Petroleum Corp.
    2.700%, 02/15/23..................................  3,050  2,825,499
Ohio Power Co.
    5.375%, 10/01/21..................................  1,271  1,432,156
Omnicom Group, Inc.
    3.650%, 11/01/24..................................    705    704,057
ONEOK Partners L.P.
    3.375%, 10/01/22..................................    669    520,546
Ontario, Province of Canada
#   2.450%, 06/29/22..................................    599    608,629
Oracle Corp.
    2.500%, 10/15/22..................................  1,058  1,044,460
    2.950%, 05/15/25..................................  5,617  5,498,358
Pacific Gas & Electric Co.
    3.850%, 11/15/23..................................  1,763  1,862,779
    3.750%, 02/15/24..................................  3,582  3,755,809
    3.500%, 06/15/25..................................  2,362  2,441,524
Packaging Corp. of America
#   4.500%, 11/01/23..................................  2,142  2,181,383
Parker-Hannifin Corp.
    3.300%, 11/21/24..................................  3,356  3,457,230
PepsiCo, Inc.
    2.750%, 03/05/22..................................    848    867,928
    2.750%, 03/01/23..................................  2,468  2,507,305
    3.500%, 07/17/25..................................  3,526  3,706,390
Pernod Ricard SA
    4.450%, 01/15/22..................................  3,526  3,730,293
Perrigo Finance P.L.C.
    3.500%, 12/15/21..................................  2,391  2,366,076
    3.900%, 12/15/24..................................  2,115  2,076,334
Pfizer, Inc.
    3.000%, 06/15/23..................................  1,058  1,090,060
    3.400%, 05/15/24..................................  3,526  3,673,940
Philip Morris International, Inc.
    2.500%, 08/22/22..................................    530    533,810
    3.250%, 11/10/24..................................  2,179  2,256,686
Phillips 66
    4.300%, 04/01/22..................................  3,966  4,055,350
Pitney Bowes, Inc.
    4.625%, 03/15/24..................................  3,330  3,285,834
Plains All American Pipeline L.P. / PAA Finance Corp.
    2.850%, 01/31/23..................................  1,410  1,126,092
PNC Bank NA
    3.300%, 10/30/24..................................  1,763  1,792,758
    2.950%, 02/23/25..................................  4,407  4,363,913

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
PNC Funding Corp.
    3.300%, 03/08/22.................................. $  517 $  534,855
PPL Capital Funding, Inc.
    3.400%, 06/01/23..................................  2,676  2,692,024
Praxair, Inc.
    2.200%, 08/15/22..................................    441    430,943
Precision Castparts Corp.
    2.500%, 01/15/23..................................  2,820  2,771,863
Principal Financial Group, Inc.
    3.125%, 05/15/23..................................  4,018  3,981,697
Private Export Funding Corp.
    4.300%, 12/15/21..................................    496    557,289
Prudential Financial, Inc.
    3.500%, 05/15/24..................................  6,738  6,678,955
PSEG Power LLC
#   4.300%, 11/15/23..................................  2,122  2,162,424
QUALCOMM, Inc.
    3.450%, 05/20/25..................................  3,526  3,440,914
Quebec, Province of Canada
    2.625%, 02/13/23..................................  2,468  2,516,032
Quest Diagnostics, Inc.
    4.700%, 04/01/21..................................  2,115  2,271,768
    3.500%, 03/30/25..................................    212    208,324
Raytheon Co.
    2.500%, 12/15/22..................................    776    776,411
Reinsurance Group of America, Inc.
    5.000%, 06/01/21..................................    529    582,060
    4.700%, 09/15/23..................................  2,115  2,231,890
Republic Services, Inc.
    3.550%, 06/01/22..................................  1,410  1,469,702
Reynolds American, Inc.
    6.875%, 05/01/20..................................    705    822,863
    3.250%, 11/01/22..................................  3,016  3,052,774
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22..................................  1,763  1,586,679
Rio Tinto Finance USA, Ltd.
#   4.125%, 05/20/21..................................  1,340  1,327,718
Rockwell Automation, Inc.
    2.875%, 03/01/25..................................    705    703,489
Rogers Communications, Inc.
#   3.000%, 03/15/23..................................    973    962,248
    4.100%, 10/01/23..................................    687    722,879
Sanofi
    4.000%, 03/29/21..................................    687    740,723
Santander Holdings USA, Inc.
    4.500%, 07/17/25..................................  2,000  2,064,652
SCANA Corp.
    4.125%, 02/01/22..................................  1,070  1,078,585
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22..................................  1,516  1,486,124
    3.900%, 11/15/24..................................  2,961  2,869,831
Sempra Energy
    4.050%, 12/01/23..................................  2,316  2,388,549

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
    3.550%, 06/15/24.................................. $3,596 $3,553,880
    3.750%, 11/15/25..................................  1,000  1,002,723
Shell International Finance BV
    3.400%, 08/12/23..................................  5,288  5,169,501
Sherwin-Williams Co.
    3.450%, 08/01/25..................................  3,103  3,208,195
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26..................................  2,080  2,610,385
Spectra Energy Capital LLC
    3.300%, 03/15/23..................................  3,623  3,057,069
Spectra Energy Partners L.P.
    4.750%, 03/15/24..................................  1,763  1,708,100
St Jude Medical, Inc.
    3.250%, 04/15/23..................................  1,763  1,761,988
StanCorp Financial Group, Inc.
    5.000%, 08/15/22..................................  1,763  1,879,778
Staples, Inc.
#   4.375%, 01/12/23..................................    705    690,267
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23..................................  1,763  1,753,339
State Street Corp.
    3.300%, 12/16/24..................................  5,926  6,098,464
Statoil ASA
    2.450%, 01/17/23..................................  3,526  3,274,173
    2.650%, 01/15/24..................................  3,829  3,588,432
Stryker Corp.
    3.375%, 05/15/24..................................    282    285,148
    3.375%, 11/01/25..................................  6,000  5,942,322
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23..................................  3,229  3,445,575
Suncor Energy, Inc.
    3.600%, 12/01/24..................................  4,407  3,934,508
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22..................................  1,021    943,612
SunTrust Bank
    2.750%, 05/01/23..................................  1,728  1,678,037
Sysco Corp.
    3.750%, 10/01/25..................................    700    720,673
Target Corp.
#   2.900%, 01/15/22..................................  1,825  1,876,584
TD Ameritrade Holding Corp.
    2.950%, 04/01/22..................................  2,291  2,321,945
    3.625%, 04/01/25..................................  3,526  3,657,104
Telefonica Emisiones SAU
    4.570%, 04/27/23..................................  2,468  2,607,163
Thomson Reuters Corp.
#   4.300%, 11/23/23..................................  2,820  2,940,783
    3.850%, 09/29/24..................................    365    368,222

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ ----------
TIAA Asset Management Finance Co. LLC
    4.125%, 11/01/24....................................... $3,410 $3,477,429
Time Warner, Inc.
    4.000%, 01/15/22.......................................    635    662,040
    3.550%, 06/01/24.......................................  2,468  2,418,618
TJX Cos., Inc. (The)
    2.500%, 05/15/23.......................................  2,270  2,228,273
Total Capital International SA
    3.750%, 04/10/24.......................................  5,288  5,355,845
Toyota Motor Credit Corp.
    3.300%, 01/12/22.......................................  2,584  2,698,355
    2.625%, 01/10/23.......................................  3,526  3,524,886
TransAlta Corp.
#   4.500%, 11/15/22.......................................  1,713  1,234,484
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.......................................    705    712,474
    2.500%, 08/01/22.......................................  1,802  1,625,622
Tyson Foods, Inc.
    4.500%, 06/15/22.......................................  4,406  4,728,105
Union Pacific Corp.
    2.750%, 04/15/23.......................................    353    353,139
    3.250%, 01/15/25.......................................  8,761  8,984,870
United Technologies Corp.
    7.500%, 09/15/29.......................................    338    463,651
UnitedHealth Group, Inc.
    2.750%, 02/15/23.......................................  4,777  4,763,386
    3.750%, 07/15/25.......................................  1,833  1,908,065
Unum Group
    4.000%, 03/15/24.......................................    705    711,226
    3.875%, 11/05/25.......................................  4,000  3,990,652
Verizon Communications, Inc.
    4.600%, 04/01/21.......................................  1,428  1,554,826
    5.150%, 09/15/23.......................................  4,936  5,462,049
    7.750%, 12/01/30.......................................  2,000  2,610,104
Viacom, Inc.
    4.500%, 03/01/21.......................................  1,022  1,058,923
    4.250%, 09/01/23.......................................    353    338,153
    3.875%, 04/01/24.......................................  1,987  1,816,617
Vodafone Group P.L.C.
    4.375%, 03/16/21.......................................  1,587  1,701,343
    2.500%, 09/26/22.......................................  4,231  3,978,181
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.......................................  3,173  3,188,373
    3.300%, 04/22/24.......................................  2,468  2,587,271
Walgreen Co.
    3.100%, 09/15/22.......................................  2,512  2,442,609
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.......................................  3,349  3,349,961
Walt Disney Co. (The)
    3.150%, 09/17/25.......................................  3,526  3,632,549
Waste Management, Inc.
    4.600%, 03/01/21.......................................  1,008  1,099,187

                                                     FACE
                                                    AMOUNT
                                                    (000)        VALUE+
                                                  ---------- --------------
WEC Energy Group, Inc.
      3.550%, 06/15/25........................... $    3,200 $    3,276,234
Wells Fargo & Co.
      3.500%, 03/08/22...........................      4,830      5,047,505
      3.000%, 02/19/25...........................      3,526      3,447,448
Western Gas Partners L.P.
      4.000%, 07/01/22...........................      1,330      1,112,476
Western Union Co. (The)
      5.253%, 04/01/20...........................      1,258      1,370,372
Whirlpool Corp.
      4.700%, 06/01/22...........................      1,058      1,140,405
      3.700%, 05/01/25...........................      2,468      2,513,406
Wisconsin Electric Power Co.
      3.100%, 06/01/25...........................      1,763      1,787,742
Wyndham Worldwide Corp.
      3.900%, 03/01/23...........................      3,904      3,782,753
Xerox Corp.
      4.500%, 05/15/21...........................      1,763      1,759,793
#     3.800%, 05/15/24...........................      2,468      2,237,126
Zoetis, Inc.
      3.250%, 02/01/23...........................      2,468      2,357,614
                                                             --------------
TOTAL BONDS......................................             1,019,990,618
                                                             --------------
U.S. TREASURY OBLIGATIONS -- (2.2%)
U.S. Treasury Bonds
#     6.250%, 05/15/30...........................     17,000     25,498,674
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             1,103,118,588
                                                             --------------

                                                    SHARES
                                                  ----------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund.............  5,481,056     63,415,818
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,175,898,752)^^....................              $1,166,534,406
                                                             ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   57,629,296   --    $   57,629,296
  Bonds.........................   --     1,019,990,618   --     1,019,990,618
  U.S. Treasury Obligations.....   --        25,498,674   --        25,498,674
  Securities Lending Collateral.   --        63,415,818   --        63,415,818
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,166,534,406   --    $1,166,534,406
                                   ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
BONDS -- (99.7%)
AUSTRALIA -- (2.1%)
Commonwealth Bank of Australia
    2.300%, 03/12/20.................................. $  500  $  500,890
    5.000%, 03/19/20..................................  1,000   1,108,304
Macquarie Group, Ltd.
    6.000%, 01/14/20..................................  1,150   1,273,768
National Australia Bank, Ltd.
    2.625%, 07/23/20..................................    500     507,676
Origin Energy Finance, Ltd.
    3.500%, 10/09/18..................................    835     781,137
Westpac Banking Corp.
    2.300%, 05/26/20..................................    750     759,283
                                                               ----------
TOTAL AUSTRALIA.......................................          4,931,058
                                                               ----------
CANADA -- (3.6%)
Canadian Natural Resources, Ltd.
    6.000%, 08/15/16..................................    750     751,732
Cenovus Energy, Inc.
    5.700%, 10/15/19..................................    800     792,941
Encana Corp.
    6.500%, 05/15/19..................................  1,000     860,358
Goldcorp, Inc.
#   2.125%, 03/15/18..................................    800     777,146
Husky Energy, Inc.
    7.250%, 12/15/19..................................    925     963,670
Petro-Canada
    6.050%, 05/15/18..................................  1,250   1,302,670
Royal Bank of Canada
    2.150%, 03/06/20..................................  1,000   1,003,439
Thomson Reuters Corp.
    6.500%, 07/15/18..................................    500     549,839
Toronto-Dominion Bank (The)
    2.250%, 11/05/19..................................  1,500   1,512,928
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19..................................    200     221,533
                                                               ----------
TOTAL CANADA..........................................          8,736,256
                                                               ----------
DENMARK -- (1.1%)
AP Moeller - Maersk A.S.
    2.875%, 09/28/20..................................  1,000   1,000,793
Danske Bank A.S.
    2.750%, 09/17/20..................................  1,500   1,522,923
                                                               ----------
TOTAL DENMARK.........................................          2,523,716
                                                               ----------
FRANCE -- (1.9%)
BNP Paribas SA
    2.450%, 03/17/19..................................  1,000   1,010,042
BPCE SA
    2.500%, 12/10/18..................................    250     253,928
    2.250%, 01/27/20..................................  1,000   1,000,326

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
FRANCE -- (Continued)
Dexia Credit Local SA
       1.875%, 01/29/20.................................. $  500  $  496,531
Orange SA
       2.750%, 09/14/16..................................    232     234,215
       5.375%, 07/08/19..................................    500     553,970
Societe Generale SA
       2.625%, 09/16/20..................................  1,000   1,010,554
                                                                  ----------
TOTAL FRANCE.............................................          4,559,566
                                                                  ----------
GERMANY -- (0.5%)
Deutsche Bank AG
       6.000%, 09/01/17..................................    280     297,121
       2.950%, 08/20/20..................................  1,000     996,486
                                                                  ----------
TOTAL GERMANY............................................          1,293,607
                                                                  ----------
IRELAND -- (0.9%)
GE Capital International Funding Co.
       0.964%, 04/15/16..................................  1,162   1,162,538
Iberdrola Finance Ireland, Ltd.
       5.000%, 09/11/19..................................    974   1,062,016
                                                                  ----------
TOTAL IRELAND............................................          2,224,554
                                                                  ----------
ITALY -- (0.5%)
Intesa Sanpaolo SpA
       3.875%, 01/15/19..................................  1,075   1,105,759
                                                                  ----------
JAPAN -- (2.1%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
       2.300%, 03/05/20..................................  1,071   1,072,717
Mizuho Bank, Ltd.
       2.450%, 04/16/19..................................  1,000   1,011,273
       2.700%, 10/20/20..................................    500     508,870
Nomura Holdings, Inc.
       6.700%, 03/04/20..................................    500     579,584
       6.700%, 03/04/20..................................    300     347,730
Sumitomo Mitsui Banking Corp.
       2.450%, 01/16/20..................................  1,500   1,514,157
                                                                  ----------
TOTAL JAPAN..............................................          5,034,331
                                                                  ----------
NETHERLANDS -- (3.6%)
ABN AMRO Bank NV
       2.450%, 06/04/20..................................  1,375   1,375,905
Cooperatieve Rabobank UA
       2.250%, 01/14/20..................................  1,000   1,005,528
Deutsche Telekom International Finance BV
       2.250%, 03/06/17..................................    800     806,186
E.ON International Finance BV
       5.800%, 04/30/18..................................    800     859,355

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
NETHERLANDS -- (Continued)
Enel Finance International NV
       6.250%, 09/15/17.................................. $1,200  $1,281,451
Heineken NV
       1.400%, 10/01/17..................................  1,300   1,299,033
ING Bank NV
       2.500%, 10/01/19..................................    250     253,612
LyondellBasell Industries NV
       5.000%, 04/15/19..................................    750     791,430
Shell International Finance BV
       2.125%, 05/11/20..................................  1,000     979,339
                                                                  ----------
TOTAL NETHERLANDS........................................          8,651,839
                                                                  ----------
SPAIN -- (0.5%)
Telefonica Emisiones SAU
       5.134%, 04/27/20..................................  1,000   1,083,983
                                                                  ----------
SWEDEN -- (1.3%)
Nordea Bank AB
       4.875%, 01/27/20..................................  1,000   1,102,532
       2.500%, 09/17/20..................................    500     502,944
Svenska Handelsbanken AB
       5.125%, 03/30/20..................................    500     559,222
       2.400%, 10/01/20..................................  1,000   1,004,329
                                                                  ----------
TOTAL SWEDEN.............................................          3,169,027
                                                                  ----------
SWITZERLAND -- (0.8%)
Credit Suisse AG New York
       2.300%, 05/28/19..................................  1,000   1,004,895
UBS AG
       2.375%, 08/14/19..................................    250     250,906
       2.375%, 08/14/19..................................    750     752,675
                                                                  ----------
TOTAL SWITZERLAND........................................          2,008,476
                                                                  ----------
UNITED KINGDOM -- (5.2%)
Abbey National Treasury Services P.L.C.
       2.375%, 03/16/20..................................  1,000   1,006,843
AstraZeneca P.L.C.
       2.375%, 11/16/20..................................  1,000   1,002,656
Barclays P.L.C.
       2.750%, 11/08/19..................................  1,000   1,003,020
BP Capital Markets P.L.C.
       2.315%, 02/13/20..................................  1,000     983,941
British Telecommunications P.L.C.
       1.250%, 02/14/17..................................    800     798,862
GlaxoSmithKline Capital P.L.C.
       1.500%, 05/08/17..................................    850     855,343
Imperial Tobacco Finance P.L.C.
       2.950%, 07/21/20..................................  1,000   1,013,367
Lloyds Bank P.L.C.
       4.200%, 03/28/17..................................    250     258,091

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
       2.700%, 08/17/20..................................   $ 1,000 $ 1,017,401
Nationwide Building Society
       2.350%, 01/21/20..................................     1,000   1,003,383
Royal Bank of Scotland Group P.L.C.
       6.400%, 10/21/19..................................       500     557,989
Sky P.L.C.
       2.625%, 09/16/19..................................       750     751,309
       2.875%, 11/24/20.................................. GBP   700   1,016,016
Vodafone Group P.L.C.
       5.625%, 02/27/17..................................       400     417,356
       1.250%, 09/26/17..................................       500     496,396
       5.450%, 06/10/19..................................       400     437,797
                                                                    -----------
TOTAL UNITED KINGDOM.....................................            12,619,770
                                                                    -----------
UNITED STATES -- (75.6%)
AbbVie, Inc.
       2.500%, 05/14/20..................................     1,400   1,390,609
Actavis, Inc.
       1.875%, 10/01/17..................................       750     749,862
Advance Auto Parts, Inc.
       5.750%, 05/01/20..................................       985   1,081,541
Aetna, Inc.
       2.200%, 03/15/19..................................     1,000   1,004,868
Agilent Technologies, Inc.
       5.000%, 07/15/20..................................     1,000   1,088,537
Airgas, Inc.
       1.650%, 02/15/18..................................       400     398,060
       3.050%, 08/01/20..................................       700     707,167
Altria Group, Inc.
       2.625%, 01/14/20..................................       800     811,422
Amazon.com, Inc.
       2.600%, 12/05/19..................................     1,007   1,026,918
Ameren Corp.
       2.700%, 11/15/20..................................     1,525   1,539,733
American Express Credit Corp.
       2.250%, 08/15/19..................................     1,000   1,005,354
American Honda Finance Corp.
       1.550%, 12/11/17..................................     1,150   1,151,019
American International Group, Inc.
       2.300%, 07/16/19..................................       500     501,754
Ameriprise Financial, Inc.
       5.300%, 03/15/20..................................        17      18,969
Amgen, Inc.
       2.200%, 05/22/19..................................     1,000   1,006,510
Amphenol Corp.
       2.550%, 01/30/19..................................     1,000   1,006,239
Anadarko Petroleum Corp.
       5.950%, 09/15/16..................................       700     710,522

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Anheuser-Busch InBev Finance, Inc.
       2.150%, 02/01/19.................................. $  400  $  402,647
Anheuser-Busch InBev Worldwide, Inc.
       5.375%, 01/15/20..................................    500     554,664
Anthem, Inc.
       5.875%, 06/15/17..................................    500     528,236
       2.250%, 08/15/19..................................    500     493,347
Associated Banc-Corp
       2.750%, 11/15/19..................................  1,100   1,104,628
Assurant, Inc.
       2.500%, 03/15/18..................................    800     803,447
AT&T, Inc.
       1.400%, 12/01/17..................................  1,150   1,145,308
Autodesk, Inc.
       1.950%, 12/15/17..................................    500     493,500
       3.125%, 06/15/20..................................    750     754,502
AutoZone, Inc.
       1.300%, 01/13/17..................................    100     100,042
Baker Hughes, Inc.
       7.500%, 11/15/18..................................    670     752,635
Bank of America Corp.
       2.650%, 04/01/19..................................    750     753,750
       2.625%, 10/19/20..................................    900     889,651
Bank of New York Mellon Corp. (The)
       2.150%, 02/24/20..................................  1,000   1,002,089
       2.450%, 11/27/20..................................    301     302,575
Baxalta, Inc.
       2.875%, 06/23/20..................................  1,000     984,895
Baxter International, Inc.
       4.500%, 08/15/19..................................    250     266,543
Bayer U.S. Finance LLC
       2.375%, 10/08/19..................................  1,000   1,013,865
BB&T Corp.
       2.450%, 01/15/20..................................  1,000   1,013,291
Beam Suntory, Inc.
       1.750%, 06/15/18..................................    800     789,368
Becton Dickinson and Co.
       6.375%, 08/01/19..................................  1,000   1,131,516
Biogen, Inc.
       2.900%, 09/15/20..................................  1,300   1,309,268
BlackRock, Inc.
       6.250%, 09/15/17..................................    360     388,494
Boston Scientific Corp.
       6.000%, 01/15/20..................................    500     557,840
Buckeye Partners L.P.
       6.050%, 01/15/18..................................    300     307,782
       2.650%, 11/15/18..................................    500     483,927
Burlington Northern Santa Fe LLC
       4.700%, 10/01/19..................................    500     544,276

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
CA, Inc.
       5.375%, 12/01/19.................................. $  700  $  762,600
Capital One Financial Corp.
       6.750%, 09/15/17..................................    700     752,989
       2.450%, 04/24/19..................................    300     300,433
CBS Corp.
       5.750%, 04/15/20..................................  1,125   1,249,912
Celgene Corp.
       2.250%, 05/15/19..................................    800     802,312
CF Industries, Inc.
       6.875%, 05/01/18..................................    750     813,653
Charles Schwab Corp. (The)
       4.450%, 07/22/20..................................  1,000   1,101,221
Chevron Corp.
       1.961%, 03/03/20..................................    500     492,628
Cisco Systems, Inc.
       2.450%, 06/15/20..................................    465     475,309
Citigroup, Inc.
       2.400%, 02/18/20..................................  1,500   1,485,090
Citizens Bank NA
       2.450%, 12/04/19..................................    994     994,383
Clorox Co. (The)
       5.950%, 10/15/17..................................    700     752,041
CMS Energy Corp.
       8.750%, 06/15/19..................................    586     705,985
CNA Financial Corp.
       6.500%, 08/15/16..................................    500     513,058
Comcast Corp.
       6.500%, 01/15/17..................................    150     157,688
Comerica Bank
       2.500%, 06/02/20..................................  1,000   1,000,873
ConAgra Foods, Inc.
       1.900%, 01/25/18..................................    800     798,566
ConocoPhillips
       6.000%, 01/15/20..................................    260     275,964
ConocoPhillips Co.
       1.500%, 05/15/18..................................    500     478,995
Corning, Inc.
       4.250%, 08/15/20..................................  1,000   1,062,952
Costco Wholesale Corp.
       1.700%, 12/15/19..................................    378     380,399
Crane Co.
       2.750%, 12/15/18..................................    433     436,800
CSX Corp.
       6.250%, 03/15/18..................................  1,200   1,310,784
CVS Health Corp.
       2.250%, 08/12/19..................................  1,250   1,259,045
Danaher Corp.
       1.650%, 09/15/18..................................    300     302,500
Devon Energy Corp.
       2.250%, 12/15/18..................................  1,287   1,111,430

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Discovery Communications LLC
       5.625%, 08/15/19.................................. $  650  $  710,885
Dominion Resources, Inc.
       2.500%, 12/01/19..................................  1,195   1,202,523
Dow Chemical Co. (The)
       4.250%, 11/15/20..................................  1,000   1,053,591
Dr. Pepper Snapple Group, Inc.
       2.600%, 01/15/19..................................    410     414,461
       2.000%, 01/15/20..................................  1,000     990,111
DTE Energy Co.
       2.400%, 12/01/19..................................    700     705,188
Duke Energy Corp.
       5.050%, 09/15/19..................................    750     811,204
Eastman Chemical Co.
       2.400%, 06/01/17..................................    500     502,927
eBay, Inc.
       2.200%, 08/01/19..................................  1,150   1,139,244
Ecolab, Inc.
       3.000%, 12/08/16..................................    456     462,423
Edwards Lifesciences Corp.
       2.875%, 10/15/18..................................    500     506,912
EI du Pont de Nemours & Co.
       6.000%, 07/15/18..................................    500     546,046
EMC Corp.
       2.650%, 06/01/20..................................  1,000     883,512
Enbridge Energy Partners L.P.
       5.875%, 12/15/16..................................    295     301,765
Enterprise Products Operating LLC
       3.200%, 02/01/16..................................    500     500,000
       5.250%, 01/31/20..................................    400     416,704
ERAC USA Finance LLC
       2.350%, 10/15/19..................................    370     367,127
Eversource Energy
       1.450%, 05/01/18..................................    500     498,030
       4.500%, 11/15/19..................................    536     578,166
Exelon Generation Co. LLC
       5.200%, 10/01/19..................................    500     533,936
       2.950%, 01/15/20..................................    400     391,544
Express Scripts Holding Co.
       2.650%, 02/15/17..................................    800     808,185
       2.250%, 06/15/19..................................    500     496,476
FedEx Corp.
       2.300%, 02/01/20..................................    905     910,926
Fifth Third Bancorp
       2.300%, 03/01/19..................................  1,138   1,141,998
Fiserv, Inc.
       2.700%, 06/01/20..................................    800     799,069
FMC Technologies, Inc.
       2.000%, 10/01/17..................................    365     351,037
Ford Motor Credit Co. LLC
       5.000%, 05/15/18..................................  1,000   1,048,177

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
GATX Corp.
       3.500%, 07/15/16.................................. $  575  $  579,028
       2.500%, 07/30/19..................................    500     491,978
Georgia Power Co.
       4.250%, 12/01/19..................................    700     751,881
Gilead Sciences, Inc.
       2.550%, 09/01/20..................................  1,000   1,012,634
Goldman Sachs Group, Inc. (The)
       5.950%, 01/18/18..................................    260     279,032
       5.375%, 03/15/20..................................    500     548,275
       6.000%, 06/15/20..................................    300     336,756
Halliburton Co.
       6.150%, 09/15/19..................................    300     331,925
Harley-Davidson Financial Services, Inc.
       2.150%, 02/26/20..................................    755     748,314
Harris Corp.
       2.700%, 04/27/20..................................  1,570   1,559,528
Hartford Financial Services Group, Inc. (The)
       5.500%, 03/30/20..................................    750     827,874
Hess Corp.
       1.300%, 06/15/17..................................    800     776,039
       8.125%, 02/15/19..................................    400     412,325
Home Depot, Inc. (The)
       2.250%, 09/10/18..................................    590     606,882
       2.000%, 06/15/19..................................    600     610,963
HSBC USA, Inc.
       2.350%, 03/05/20..................................    500     494,990
       2.750%, 08/07/20..................................    185     185,112
Huntington National Bank (The)
       2.400%, 04/01/20..................................  1,000     989,194
Indiana Michigan Power Co.
       7.000%, 03/15/19..................................  1,000   1,142,626
Integrys Holding, Inc.
       4.170%, 11/01/20..................................  1,180   1,269,599
Intercontinental Exchange, Inc.
       2.500%, 10/15/18..................................  1,000   1,019,162
JB Hunt Transport Services, Inc.
       2.400%, 03/15/19..................................  1,025   1,032,019
Jefferies Group LLC
       5.125%, 04/13/18..................................    750     778,740
Jersey Central Power & Light Co.
       7.350%, 02/01/19..................................    607     684,582
JM Smucker Co. (The)
       2.500%, 03/15/20..................................  1,300   1,306,820
Johnson Controls, Inc.
       2.600%, 12/01/16..................................  1,000   1,007,641
JPMorgan Chase & Co.
       2.250%, 01/23/20..................................    500     495,931
       2.550%, 10/29/20..................................  1,400   1,395,824

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Kellogg Co.
     3.250%, 05/21/18.................................. $  500  $  515,328
KeyBank NA
     2.500%, 12/15/19..................................    700     709,239
KeyCorp
     2.900%, 09/15/20..................................    700     705,078
KLA-Tencor Corp.
     3.375%, 11/01/19..................................    250     253,486
Kraft Foods Group, Inc.
     2.250%, 06/05/17..................................  1,227   1,237,604
Kroger Co. (The)
     2.200%, 01/15/17..................................    375     378,397
     6.400%, 08/15/17..................................    480     514,871
     2.300%, 01/15/19..................................    500     508,180
L-3 Communications Corp.
     4.750%, 07/15/20..................................  1,000   1,053,572
Laboratory Corp. of America Holdings
     2.625%, 02/01/20..................................    900     901,450
Lam Research Corp.
     2.750%, 03/15/20..................................    750     740,485
Legg Mason, Inc.
     2.700%, 07/15/19..................................    823     832,505
Lincoln National Corp.
     8.750%, 07/01/19..................................    700     843,142
Macy's Retail Holdings, Inc.
     3.450%, 01/15/21..................................  1,500   1,486,233
Manufacturers & Traders Trust Co.
     2.100%, 02/06/20..................................  1,000     989,383
Marathon Oil Corp.
     6.000%, 10/01/17..................................    541     539,420
Markel Corp.
     7.125%, 09/30/19..................................    975   1,127,502
Marriott International, Inc.
     3.000%, 03/01/19..................................    750     765,534
Marsh & McLennan Cos., Inc.
     2.350%, 03/06/20..................................    500     500,645
MasterCard, Inc.
     2.000%, 04/01/19..................................  1,000   1,012,339
Mattel, Inc.
     2.350%, 05/06/19..................................    800     796,342
Maxim Integrated Products, Inc.
     2.500%, 11/15/18..................................    800     802,276
McDonald's Corp.
     5.800%, 10/15/17..................................    210     224,586
     5.350%, 03/01/18..................................    900     966,350
McKesson Corp.
     1.400%, 03/15/18..................................  1,250   1,239,946
Mead Johnson Nutrition Co.
     3.000%, 11/15/20..................................  1,000   1,011,820

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Merck & Co., Inc.
     1.850%, 02/10/20.................................. $  500  $  503,989
MetLife, Inc.
     7.717%, 02/15/19..................................    750     874,175
Molson Coors Brewing Co.
     2.000%, 05/01/17..................................    700     702,061
Mondelez International, Inc.
     5.375%, 02/10/20..................................  1,116   1,252,772
Monsanto Co.
     2.125%, 07/15/19..................................    800     799,399
Morgan Stanley
     7.300%, 05/13/19..................................    700     802,215
     2.375%, 07/23/19..................................    300     299,204
MUFG Union Bank NA
     2.625%, 09/26/18..................................  1,000   1,015,062
Mylan, Inc.
     2.550%, 03/28/19..................................    860     855,566
NASDAQ OMX Group, Inc. (The)
     5.550%, 01/15/20..................................  1,115   1,218,774
Newell Rubbermaid, Inc.
     2.875%, 12/01/19..................................    800     783,585
NextEra Energy Capital Holdings, Inc.
     2.400%, 09/15/19..................................  1,400   1,394,632
NiSource Finance Corp.
     6.400%, 03/15/18..................................    750     819,031
Nordstrom, Inc.
     4.750%, 05/01/20..................................  1,000   1,088,862
Norfolk Southern Corp.
     5.900%, 06/15/19..................................    500     558,774
Northrop Grumman Corp.
     1.750%, 06/01/18..................................    500     499,317
ONEOK Partners L.P.
     2.000%, 10/01/17..................................    856     801,152
Oracle Corp.
     5.000%, 07/08/19..................................    700     776,468
PACCAR Financial Corp.
     1.600%, 03/15/17..................................    185     185,920
Pacific Gas & Electric Co.
     8.250%, 10/15/18..................................    480     562,430
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
     3.050%, 01/09/20..................................  1,323   1,330,451
PepsiCo, Inc.
     2.250%, 01/07/19..................................  1,000   1,020,595
PG&E Corp.
     2.400%, 03/01/19..................................    500     502,687
Phillips 66
     2.950%, 05/01/17..................................    400     405,384
Pioneer Natural Resources Co.
     6.875%, 05/01/18..................................    715     744,720

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Plains All American Pipeline L.P. / PAA Finance Corp.
     6.500%, 05/01/18.................................. $  800  $  806,793
PNC Bank NA
     2.400%, 10/18/19..................................  1,000   1,009,809
Principal Financial Group, Inc.
     8.875%, 05/15/19..................................    849   1,012,449
Prudential Financial, Inc.
     2.350%, 08/15/19..................................    700     705,965
     5.375%, 06/21/20..................................    400     447,486
PSEG Power LLC
     2.450%, 11/15/18..................................  1,163   1,168,642
Quest Diagnostics, Inc.
     2.700%, 04/01/19..................................    200     201,112
     4.750%, 01/30/20..................................  1,000   1,075,519
Regions Financial Corp.
     2.000%, 05/15/18..................................    500     497,037
Reinsurance Group of America, Inc.
     5.625%, 03/15/17..................................  1,125   1,171,135
Republic Services, Inc.
     5.500%, 09/15/19..................................    700     773,351
Reynolds American, Inc.
     6.750%, 06/15/17..................................    750     797,839
     6.875%, 05/01/20..................................    500     583,590
Ryder System, Inc.
     2.500%, 05/11/20..................................  1,250   1,236,431
Santander Bank NA
     2.000%, 01/12/18..................................    500     495,933
Santander Holdings USA, Inc.
     2.650%, 04/17/20..................................    800     787,506
SCANA Corp.
     6.250%, 04/01/20..................................    550     617,232
Scripps Networks Interactive, Inc.
     2.750%, 11/15/19..................................    975     966,400
Sempra Energy
     9.800%, 02/15/19..................................    700     842,348
Southwest Airlines Co.
     2.750%, 11/06/19..................................  1,400   1,423,926
Spectra Energy Capital LLC
     6.200%, 04/15/18..................................    800     844,886
St Jude Medical, Inc.
     2.800%, 09/15/20..................................  1,000   1,011,500
Starwood Hotels & Resorts Worldwide, Inc.
     6.750%, 05/15/18..................................    770     840,944
State Street Corp.
     2.550%, 08/18/20..................................  1,900   1,938,705
SunTrust Banks, Inc.
     2.500%, 05/01/19..................................  1,200   1,218,768
Symantec Corp.
     2.750%, 06/15/17..................................    800     807,131

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
TD Ameritrade Holding Corp.
       5.600%, 12/01/19.................................. $  286  $  322,468
Thermo Fisher Scientific, Inc.
       2.400%, 02/01/19..................................    800     804,933
TIAA Asset Management Finance Co. LLC
       2.950%, 11/01/19..................................  1,050   1,046,053
Time Warner Cable, Inc.
       5.000%, 02/01/20..................................  1,100   1,170,062
Time Warner, Inc.
       2.100%, 06/01/19..................................    105     104,088
Total System Services, Inc.
       2.375%, 06/01/18..................................  1,100   1,094,345
Tyson Foods, Inc.
       2.650%, 08/15/19..................................  1,050   1,058,082
Unilever Capital Corp.
       2.200%, 03/06/19..................................  1,000   1,025,869
Union Pacific Corp.
       1.800%, 02/01/20..................................    750     746,926
United Technologies Corp.
       4.500%, 04/15/20..................................    800     876,657
UnitedHealth Group, Inc.
       2.300%, 12/15/19..................................  1,000   1,011,850
Unum Group
       7.125%, 09/30/16..................................    486     503,607
Valero Energy Corp.
       6.125%, 06/15/17..................................    487     507,240
       6.125%, 02/01/20..................................    500     542,018
Verizon Communications, Inc.
       3.650%, 09/14/18..................................    300     314,000
       2.550%, 06/17/19..................................    800     815,042
Viacom, Inc.
       2.750%, 12/15/19..................................  1,400   1,385,959
Volkswagen Group of America Finance LLC
       2.125%, 05/23/19..................................  1,000     957,671
Walgreens Boots Alliance, Inc.
       2.700%, 11/18/19..................................  1,000   1,008,398
Walt Disney Co. (The)
       2.150%, 09/17/20..................................  1,000   1,018,599
Wells Fargo & Co.
       2.150%, 01/30/20..................................  1,000     996,717
Western Gas Partners L.P.
       2.600%, 08/15/18..................................    700     640,528
Western Union Co. (The)
       5.253%, 04/01/20..................................  1,000   1,089,326
Wm Wrigley Jr Co.
       2.900%, 10/21/19..................................  1,000   1,018,700
Wyndham Worldwide Corp.
       2.500%, 03/01/18..................................    750     744,938
Xerox Corp.
       2.950%, 03/15/17..................................    800     802,000

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.................................. $ 1,000 $    995,555
Zoetis, Inc.
      1.875%, 02/01/18..................................   1,000      992,867
                                                                 ------------
TOTAL UNITED STATES.....................................          181,926,494
                                                                 ------------
TOTAL BONDS.............................................          239,868,436
                                                                 ------------
TOTAL INVESTMENT SECURITIES.............................          239,868,436
                                                                 ------------

                                                         SHARES
                                                         -------
SECURITIES LENDING COLLATERAL -- (0.3%)
(S)@  DFA Short Term Investment Fund....................  56,093      649,000
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $242,096,522)^^.................................         $240,517,436
                                                                 ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  ------- ------------  ------- ------------
   Bonds
      Australia..................   --    $  4,931,058    --    $  4,931,058
      Canada.....................   --       8,736,256    --       8,736,256
      Denmark....................   --       2,523,716    --       2,523,716
      France.....................   --       4,559,566    --       4,559,566
      Germany....................   --       1,293,607    --       1,293,607
      Ireland....................   --       2,224,554    --       2,224,554
      Italy......................   --       1,105,759    --       1,105,759
      Japan......................   --       5,034,331    --       5,034,331
      Netherlands................   --       8,651,839    --       8,651,839
      Spain......................   --       1,083,983    --       1,083,983
      Sweden.....................   --       3,169,027    --       3,169,027
      Switzerland................   --       2,008,476    --       2,008,476
      United Kingdom.............   --      12,619,770    --      12,619,770
      United States..............   --     181,926,494    --     181,926,494
   Securities Lending Collateral.   --         649,000    --         649,000
   Forward Currency Contracts**..   --            (981)   --            (981)
                                    --    ------------    --    ------------
   TOTAL.........................   --    $240,516,455    --    $240,516,455
                                    ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
BONDS -- (56.2%)

AUSTRALIA -- (1.4%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.................................. $ 1,020 $ 1,013,285
    2.250%, 06/13/19..................................   4,751   4,792,738
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17..................................   1,132   1,126,824
    3.250%, 11/21/21..................................     971     930,452
Commonwealth Bank of Australia
    2.500%, 09/20/18..................................   1,257   1,280,412
    2.250%, 03/13/19..................................     529     532,440
    2.300%, 09/06/19..................................   4,558   4,584,281
    5.000%, 03/19/20..................................     793     878,885
#   2.400%, 11/02/20..................................  10,000   9,975,320
Macquarie Bank, Ltd.
#   3.900%, 01/15/26..................................  25,000  24,744,500
Macquarie Group, Ltd.
    3.000%, 12/03/18..................................   2,013   2,035,062
National Australia Bank, Ltd.
    2.250%, 07/01/19..................................   1,849   1,855,686
#   3.000%, 01/20/23..................................   6,474   6,519,402
Rio Tinto Finance USA, Ltd.
#   4.125%, 05/20/21..................................   2,460   2,437,452
Westpac Banking Corp.
#   4.875%, 11/19/19..................................     337     370,105
                                                               -----------
TOTAL AUSTRALIA.......................................          63,076,844
                                                               -----------
AUSTRIA -- (0.1%)
Austria Government International Bond
    1.750%, 06/17/16..................................     295     296,204
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16..................................     373     374,549
    1.125%, 05/29/18..................................   1,964   1,962,718
                                                               -----------
TOTAL AUSTRIA.........................................           2,633,471
                                                               -----------
CANADA -- (2.7%)
Alberta, Province of Canada
#   1.750%, 08/26/20..................................  10,000  10,037,920
Bank of Montreal
    2.375%, 01/25/19..................................      32      32,416
Bank of Nova Scotia (The)
    2.050%, 10/30/18..................................  10,000  10,064,350
    2.050%, 06/05/19..................................     212     212,015
    4.375%, 01/13/21..................................   3,237   3,531,531
British Columbia, Province of Canada
    1.200%, 04/25/17..................................     982     985,849
    6.500%, 01/15/26..................................   8,011  10,571,700

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
CANADA -- (Continued)
Canada Government International Bond
    0.875%, 02/14/17.................................. $   980 $   981,275
Canadian National Railway Co.
    1.450%, 12/15/16..................................      49      49,182
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17..................................     667     661,237
    3.450%, 11/15/21..................................   2,876   2,246,728
#   3.800%, 04/15/24..................................   3,237   2,559,383
Canadian Pacific Railway Co.
#   2.900%, 02/01/25..................................   3,059   2,890,210
    3.700%, 02/01/26..................................   3,885   3,909,052
Cenovus Energy, Inc.
    5.700%, 10/15/19..................................   1,772   1,756,364
    3.000%, 08/15/22..................................   2,137   1,775,892
Enbridge, Inc.
    4.000%, 10/01/23..................................   3,532   3,189,039
    3.500%, 06/10/24..................................   1,295   1,099,546
Encana Corp.
    6.500%, 05/15/19..................................      53      45,599
Export Development Canada
    1.250%, 10/26/16..................................   1,080   1,084,104
Goldcorp, Inc.
    3.625%, 06/09/21..................................   3,561   3,341,550
Husky Energy, Inc.
    4.000%, 04/15/24..................................     955     773,465
Manitoba, Province of Canada
    2.050%, 11/30/20..................................  11,300  11,470,766
Ontario, Province of Canada
    1.200%, 02/14/18..................................   2,705   2,706,085
#   1.650%, 09/27/19..................................     529     528,524
    2.450%, 06/29/22..................................   1,101   1,118,699
Petro-Canada
    6.050%, 05/15/18..................................     589     613,818
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17..................................     169     172,113
Quebec, Province of Canada
    2.625%, 02/13/23..................................   4,532   4,620,202
Rogers Communications, Inc.
    3.000%, 03/15/23..................................   1,786   1,766,265
#   4.100%, 10/01/23..................................   1,263   1,328,960
Royal Bank of Canada
    2.200%, 07/27/18..................................   1,742   1,762,280
    2.350%, 10/30/20..................................   5,000   5,003,145
Suncor Energy, Inc.
#   3.600%, 12/01/24..................................   8,093   7,225,317
Thomson Reuters Corp.
    1.300%, 02/23/17..................................     796     792,767
    4.300%, 11/23/23..................................   5,180   5,401,865
#   3.850%, 09/29/24..................................     670     675,914

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)     VALUE+
                                                       ------- ------------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.................................. $1,760  $  1,754,078
    2.625%, 09/10/18..................................  7,260     7,414,899
    2.125%, 07/02/19..................................  3,703     3,729,865
TransAlta Corp.
#   4.500%, 11/15/22..................................  3,270     2,356,545
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20..................................  1,295     1,308,730
    2.500%, 08/01/22..................................  3,310     2,986,020
                                                               ------------
TOTAL CANADA..........................................          126,535,264
                                                               ------------
DENMARK -- (0.0%)
Danske Bank A.S.
    2.750%, 09/17/20..................................  1,058     1,074,169
Kommunekredit
    1.125%, 03/15/18..................................    982       981,984
                                                               ------------
TOTAL DENMARK.........................................            2,056,153
                                                               ------------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
    2.375%, 05/16/16..................................  1,964     1,973,508
    1.125%, 04/17/18..................................  2,456     2,455,710
                                                               ------------
TOTAL FINLAND.........................................            4,429,218
                                                               ------------
FRANCE -- (1.2%)
BNP Paribas SA
    1.250%, 12/12/16..................................  1,964     1,965,970
    2.375%, 09/14/17..................................    346       350,041
    2.450%, 03/17/19..................................  8,164     8,245,983
#   3.250%, 03/03/23..................................  1,942     1,964,737
BPCE SA
#   2.500%, 07/15/19..................................    476       481,718
#   2.250%, 01/27/20..................................  2,166     2,166,706
#   4.000%, 04/15/24..................................  7,769     8,145,369
Credit Agricole SA
#   3.875%, 04/15/24..................................  8,591     8,991,323
Pernod Ricard SA
#   4.450%, 01/15/22..................................  6,474     6,849,097
Sanofi
    1.250%, 04/10/18..................................  1,022     1,022,840
    4.000%, 03/29/21..................................  1,263     1,361,767
Societe Generale SA
    2.750%, 10/12/17..................................    786       799,590
Total Capital International SA
    2.125%, 01/10/19..................................  1,073     1,070,585
#   2.100%, 06/19/19..................................  3,252     3,239,278
    3.750%, 04/10/24..................................  9,712     9,836,605
                                                               ------------
TOTAL FRANCE..........................................           56,491,609
                                                               ------------

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
GERMANY -- (0.7%)
Deutsche Bank AG
    6.000%, 09/01/17.................................. $ 1,184 $ 1,256,397
    2.500%, 02/13/19..................................  12,945  12,865,971
    2.500%, 02/13/19..................................   1,058   1,051,501
    2.950%, 08/20/20..................................     138     137,515
#   3.700%, 05/30/24..................................   9,754   9,555,126
FMS Wertmanagement AoeR
    1.000%, 11/21/17..................................   2,456   2,455,907
KFW
    2.000%, 06/01/16..................................      98      98,446
    4.875%, 01/17/17..................................     491     510,134
    1.250%, 02/15/17..................................   1,375   1,381,231
    0.875%, 09/05/17..................................     491     490,669
    1.875%, 04/01/19..................................     741     754,101
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16..................................     766     771,216
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17..................................   1,238   1,237,334
NRW Bank
    1.875%, 07/01/19..................................   2,116   2,142,852
                                                               -----------
TOTAL GERMANY.........................................          34,708,400
                                                               -----------
IRELAND -- (0.2%)
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19..................................     788     859,208
Perrigo Finance P.L.C.
    3.500%, 12/15/21..................................   4,392   4,346,218
#   3.900%, 12/15/24..................................   3,885   3,813,974
                                                               -----------
TOTAL IRELAND.........................................           9,019,400
                                                               -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18..................................     213     218,300
    5.250%, 01/12/24..................................   7,664   8,104,979
                                                               -----------
TOTAL ITALY...........................................           8,323,279
                                                               -----------
JAPAN -- (0.7%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19..................................   1,557   1,569,250
#   3.250%, 09/08/24..................................   3,237   3,295,421
Japan Bank for International Cooperation
    1.750%, 07/31/18..................................     491     493,352
Japan Finance Organization for Municipalities
    2.500%, 09/12/18..................................     814     830,262
    2.125%, 03/06/19..................................     528     533,324
Mizuho Bank, Ltd.
#   2.150%, 10/20/18..................................   5,000   5,010,115

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
JAPAN -- (Continued)
    2.450%, 04/16/19.................................. $ 2,323 $ 2,349,187
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17..................................     140     140,086
Nomura Holdings, Inc.
    2.000%, 09/13/16..................................     513     514,801
    2.750%, 03/19/19..................................   2,116   2,150,455
    6.700%, 03/04/20..................................   4,610   5,343,765
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19..................................   2,611   2,644,995
    3.950%, 07/19/23..................................   5,931   6,328,804
                                                               -----------
TOTAL JAPAN...........................................          31,203,817
                                                               -----------
NETHERLANDS -- (1.4%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17..................................   1,376   1,385,398
    1.375%, 03/19/18..................................   2,456   2,467,160
    2.500%, 01/23/23..................................   6,474   6,636,562
Cooperatieve Rabobank UA
    2.250%, 01/14/19..................................   4,608   4,658,379
    3.875%, 02/08/22..................................  10,294  10,914,255
Deutsche Telekom International Finance BV
    6.000%, 07/08/19..................................     798     900,059
Heineken NV
    2.750%, 04/01/23..................................   2,245   2,211,729
Koninklijke Philips Electronics NV
#   3.750%, 03/15/22..................................   1,503   1,552,635
LyondellBasell Industries NV
    5.000%, 04/15/19..................................     899     948,661
#   5.750%, 04/15/24..................................   5,827   6,319,859
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16..................................     589     592,266
    1.875%, 03/13/19..................................   6,348   6,443,512
Shell International Finance BV
    2.000%, 11/15/18..................................   2,447   2,437,956
#   4.300%, 09/22/19..................................     529     563,329
    2.250%, 11/10/20..................................   5,100   4,996,694
    3.400%, 08/12/23..................................   9,712   9,494,364
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26..................................   3,821   4,795,328
                                                               -----------
TOTAL NETHERLANDS.....................................          67,318,146
                                                               -----------
NORWAY -- (0.5%)
Kommunalbanken A.S.
    1.000%, 09/26/17..................................     392     392,090
    1.000%, 03/15/18..................................   2,946   2,937,739
    1.750%, 05/28/19..................................   2,116   2,139,318
Statoil ASA
    1.200%, 01/17/18..................................     231     229,007

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
NORWAY -- (Continued)
#   1.150%, 05/15/18.................................. $1,382  $ 1,359,301
    1.950%, 11/08/18..................................    982      977,483
    2.450%, 01/17/23..................................  8,794    8,165,933
    2.650%, 01/15/24..................................  7,031    6,589,256
                                                               -----------
TOTAL NORWAY..........................................          22,790,127
                                                               -----------
SPAIN -- (0.1%)
Telefonica Emisiones SAU
#   4.570%, 04/27/23..................................  4,532    4,787,546
                                                               -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
African Development Bank
    1.125%, 03/15/17..................................    688      690,636
Asian Development Bank
    1.125%, 03/15/17..................................    491      492,861
    1.750%, 09/11/18..................................    877      891,293
    1.875%, 04/12/19..................................  2,116    2,156,771
European Investment Bank
    4.875%, 01/17/17..................................    491      510,021
    1.625%, 06/15/17..................................    393      397,043
    1.125%, 09/15/17..................................    295      295,917
    1.875%, 03/15/19..................................    529      538,172
    3.250%, 01/29/24..................................  3,237    3,524,391
Inter-American Development Bank
    1.125%, 03/15/17..................................     81       81,432
    0.875%, 03/15/18..................................    982      980,627
    7.000%, 06/15/25..................................  3,885    5,327,978
    6.750%, 07/15/27..................................  1,942    2,712,215
International Bank for Reconstruction & Development
    1.000%, 09/15/16..................................    196      196,857
    0.875%, 04/17/17..................................  1,046    1,048,155
International Finance Corp.
    0.875%, 06/15/18..................................    295      293,650
Nordic Investment Bank
    0.750%, 01/17/18..................................  1,080    1,076,479
    1.875%, 06/14/19..................................    529      539,224
                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........          21,753,722
                                                               -----------
SWEDEN -- (0.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17..................................  2,438    2,437,210
    2.000%, 11/12/19..................................    529      539,332
Nordea Bank AB
    1.625%, 05/15/18..................................    227      226,293
    2.375%, 04/04/19..................................  1,775    1,794,065
Svensk Exportkredit AB
    1.875%, 06/17/19..................................  1,164    1,181,977
Svenska Handelsbanken AB
    2.500%, 01/25/19..................................  3,273    3,329,999

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
SWEDEN -- (Continued)
    2.250%, 06/17/19.................................. $ 1,058 $ 1,067,635
                                                               -----------
TOTAL SWEDEN..........................................          10,576,511
                                                               -----------
SWITZERLAND -- (0.4%)
Credit Suisse AG New York
    2.300%, 05/28/19..................................   2,618   2,630,815
    5.300%, 08/13/19..................................     370     408,417
Credit Suisse New York
    3.000%, 10/29/21..................................   3,011   3,048,647
    3.625%, 09/09/24..................................  12,896  13,259,435
UBS AG
#   2.375%, 08/14/19..................................   1,638   1,643,933
                                                               -----------
TOTAL SWITZERLAND.....................................          20,991,247
                                                               -----------
UNITED KINGDOM -- (1.6%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20..................................     334     336,286
#   4.000%, 03/13/24..................................   6,941   7,375,187
Aon P.L.C.
    4.000%, 11/27/23..................................   4,047   4,217,443
    3.500%, 06/14/24..................................   6,254   6,221,980
Barclays P.L.C.
    2.750%, 11/08/19..................................   3,126   3,135,441
    3.650%, 03/16/25..................................   9,330   8,924,835
BP Capital Markets P.L.C.
    2.248%, 11/01/16..................................     894     900,055
    1.846%, 05/05/17..................................     343     343,786
    4.750%, 03/10/19..................................     106     113,834
    2.315%, 02/13/20..................................   1,841   1,811,548
    2.500%, 11/06/22..................................   2,266   2,108,051
    3.535%, 11/04/24..................................   2,266   2,176,910
British Telecommunications P.L.C.
    1.250%, 02/14/17..................................     373     372,470
    2.350%, 02/14/19..................................  11,040  11,111,672
Diageo Capital P.L.C.
    1.500%, 05/11/17..................................   1,010   1,011,949
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17..................................   1,951   1,963,264
HSBC Holdings P.L.C.
    4.000%, 03/30/22..................................   1,942   2,054,073
Imperial Tobacco Finance P.L.C.
    2.950%, 07/21/20..................................     423     428,654
Lloyds Bank P.L.C.
    4.200%, 03/28/17..................................   1,071   1,105,661
    1.750%, 03/16/18..................................   1,058   1,058,134
#   3.500%, 05/14/25..................................   3,237   3,291,757
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16..................................     452     453,394

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED KINGDOM -- (Continued)
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.................................. $ 3,237 $ 2,913,261
Vodafone Group P.L.C.
    5.450%, 06/10/19..................................     158     172,930
    4.375%, 03/16/21..................................   2,913   3,122,882
    2.500%, 09/26/22..................................   7,769   7,304,771
                                                               -----------
TOTAL UNITED KINGDOM..................................          74,030,228
                                                               -----------
UNITED STATES -- (44.2%)
21st Century Fox America, Inc.
    6.900%, 03/01/19..................................   4,075   4,639,090
    3.700%, 09/15/24..................................  14,532  14,675,009
ABB Finance USA, Inc.
    1.625%, 05/08/17..................................     260     260,627
    2.875%, 05/08/22..................................   5,429   5,467,497
Abbott Laboratories
#   2.000%, 03/15/20..................................   1,058   1,066,895
    2.550%, 03/15/22..................................     631     628,803
    2.950%, 03/15/25..................................  12,615  12,609,487
AbbVie, Inc.
    2.500%, 05/14/20..................................   1,656   1,644,892
    2.900%, 11/06/22..................................   2,833   2,784,394
ACE INA Holdings, Inc.
    2.700%, 03/13/23..................................   5,180   5,153,768
    3.350%, 05/15/24..................................   5,180   5,303,294
Actavis, Inc.
    1.875%, 10/01/17..................................   1,752   1,751,678
    3.250%, 10/01/22..................................   7,650   7,634,761
Adobe Systems, Inc.
    3.250%, 02/01/25..................................   1,942   1,953,584
Advance Auto Parts, Inc.
    4.500%, 01/15/22..................................   2,590   2,699,526
Aetna, Inc.
    2.200%, 03/15/19..................................   1,203   1,208,856
    2.750%, 11/15/22..................................   8,417   8,311,880
    3.500%, 11/15/24..................................   5,422   5,370,068
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25..................................   2,590   2,507,894
Aflac, Inc.
    2.650%, 02/15/17..................................   2,079   2,116,441
    3.625%, 06/15/23..................................   3,885   4,039,188
#   3.250%, 03/17/25..................................  11,136  11,088,527
Agilent Technologies, Inc.
    6.500%, 11/01/17..................................     208     221,889
    5.000%, 07/15/20..................................     339     369,014
Ahold Finance USA LLC
    6.875%, 05/01/29..................................     712     894,390
Air Products & Chemicals, Inc.
    2.000%, 08/02/16..................................   1,262   1,269,711
    2.750%, 02/03/23..................................     987     979,788

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
UNITED STATES -- (Continued)
Airgas, Inc.
    3.050%, 08/01/20.................................. $  772  $  779,905
Alabama Power Co.
    2.800%, 04/01/25..................................  2,590   2,565,682
Albemarle Corp.
#   4.150%, 12/01/24..................................  2,451   2,396,137
Allergan, Inc.
    5.750%, 04/01/16..................................     55      55,409
Allstate Corp. (The)
    3.150%, 06/15/23..................................  5,132   5,217,330
Altera Corp.
    2.500%, 11/15/18..................................  2,832   2,897,382
    4.100%, 11/15/23..................................  1,509   1,630,035
Altria Group, Inc.
#   2.625%, 01/14/20..................................  5,000   5,071,390
    4.750%, 05/05/21..................................  3,710   4,087,296
Amazon.com, Inc.
    2.600%, 12/05/19..................................  1,385   1,412,395
#   3.800%, 12/05/24..................................  4,921   5,161,430
Ameren Corp.
    2.700%, 11/15/20..................................  1,000   1,009,661
American Express Co.
    2.650%, 12/02/22..................................    647     630,216
American Express Credit Corp.
    2.800%, 09/19/16..................................  1,211   1,224,682
    2.250%, 08/15/19..................................    635     638,400
American Honda Finance Corp.
#   2.125%, 10/10/18..................................  3,016   3,057,814
American International Group, Inc.
#   2.300%, 07/16/19..................................  1,176   1,180,125
    4.875%, 06/01/22..................................  1,942   2,071,724
    4.125%, 02/15/24..................................  8,237   8,237,049
American Water Capital Corp.
    3.850%, 03/01/24..................................  2,140   2,286,504
Ameriprise Financial, Inc.
    5.300%, 03/15/20..................................    529     590,284
    4.000%, 10/15/23..................................  1,295   1,367,403
AmerisourceBergen Corp.
    3.400%, 05/15/24..................................  1,237   1,232,964
Amgen, Inc.
    2.200%, 05/22/19..................................  1,375   1,383,951
    3.625%, 05/22/24..................................  6,474   6,564,863
    3.125%, 05/01/25..................................  3,237   3,134,536
Amphenol Corp.
    2.550%, 01/30/19..................................     54      54,337
Anadarko Petroleum Corp.
    5.950%, 09/15/16..................................  1,760   1,786,455
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16..................................    204     210,119

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.................................. $ 3,042 $ 2,953,736
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17..................................   2,057   2,056,371
    5.375%, 01/15/20..................................     317     351,657
#   4.375%, 02/15/21..................................   2,590   2,827,775
    2.500%, 07/15/22..................................   5,180   5,045,061
Anthem, Inc.
    5.875%, 06/15/17..................................     161     170,092
    2.250%, 08/15/19..................................     529     521,961
    3.125%, 05/15/22..................................   3,172   3,116,756
    3.500%, 08/15/24..................................   2,739   2,713,850
Aon Corp.
    5.000%, 09/30/20..................................     819     904,934
Apache Corp.
    3.250%, 04/15/22..................................   3,237   2,900,511
#   2.625%, 01/15/23..................................   1,599   1,368,552
Apple, Inc.
    1.000%, 05/03/18..................................      82      81,595
    2.100%, 05/06/19..................................   4,761   4,849,964
    2.000%, 05/06/20..................................     352     354,372
    2.400%, 05/03/23..................................   7,769   7,626,555
    3.450%, 05/06/24..................................  19,686  20,422,473
    2.500%, 02/09/25..................................   3,237   3,101,803
Applied Materials, Inc.
    4.300%, 06/15/21..................................     647     702,587
Arizona Public Service Co.
#   8.750%, 03/01/19..................................     212     252,423
    3.150%, 05/15/25..................................   6,151   6,298,058
Associated Banc-Corp
    2.750%, 11/15/19..................................      53      53,223
Assurant, Inc.
    2.500%, 03/15/18..................................     982     986,231
    4.000%, 03/15/23..................................   6,474   6,503,890
AT&T, Inc.
    2.400%, 08/15/16..................................     638     642,292
    1.600%, 02/15/17..................................     491     492,223
    5.500%, 02/01/18..................................     698     747,171
    5.800%, 02/15/19..................................     444     490,291
    2.300%, 03/11/19..................................   5,000   5,007,705
    3.000%, 02/15/22..................................   5,949   5,863,947
    3.400%, 05/15/25..................................   7,130   6,826,925
Autodesk, Inc.
    1.950%, 12/15/17..................................     421     415,527
    3.125%, 06/15/20..................................     513     516,080
    3.600%, 12/15/22..................................   1,295   1,286,089
AutoZone, Inc.
    6.950%, 06/15/16..................................      74      75,581
#   2.875%, 01/15/23..................................   3,833   3,769,514
    3.125%, 07/15/23..................................   1,285   1,280,952

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Baker Hughes, Inc.
    7.500%, 11/15/18.................................. $    91 $   102,224
    3.200%, 08/15/21..................................     647     637,882
Baltimore Gas & Electric Co.
    2.800%, 08/15/22..................................   3,256   3,279,521
Bank of America Corp.
    3.750%, 07/12/16..................................     560     566,462
    2.000%, 01/11/18..................................     570     568,178
    2.650%, 04/01/19..................................     635     638,175
    3.300%, 01/11/23..................................   4,532   4,463,444
    4.000%, 04/01/24..................................  11,007  11,214,724
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19..................................     391     433,651
    2.150%, 02/24/20..................................   6,282   6,295,123
    3.650%, 02/04/24..................................  10,647  11,192,840
#   3.000%, 02/24/25..................................   2,590   2,591,023
Baxalta, Inc.
    2.875%, 06/23/20..................................     476     468,810
Baxter International, Inc.
    1.850%, 06/15/18..................................   1,922   1,917,724
    4.500%, 08/15/19..................................     106     113,014
Bayer U.S. Finance LLC
    2.375%, 10/08/19..................................     664     673,206
#   3.375%, 10/08/24..................................  12,544  12,922,001
BB&T Corp.
    2.150%, 03/22/17..................................     565     570,561
    1.450%, 01/12/18..................................     194     193,338
    2.450%, 01/15/20..................................   1,572   1,592,893
Beam Suntory, Inc.
    1.750%, 06/15/18..................................   1,964   1,937,898
    3.250%, 06/15/23..................................   4,030   3,943,931
Becton Dickinson and Co.
    1.750%, 11/08/16..................................     250     250,674
    3.734%, 12/15/24..................................   2,502   2,560,372
Bemis Co., Inc.
    4.500%, 10/15/21..................................     647     687,471
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17..................................      30      30,244
    1.300%, 05/15/18..................................     157     157,323
#   3.000%, 05/15/22..................................   3,237   3,369,264
Berkshire Hathaway, Inc.
    2.100%, 08/14/19..................................   2,909   2,972,637
#   3.750%, 08/15/21..................................   2,590   2,798,661
    3.400%, 01/31/22..................................   3,237   3,441,701
#   3.000%, 02/11/23..................................   4,532   4,648,853
Biogen, Inc.
    2.900%, 09/15/20..................................  14,695  14,799,761
BlackRock, Inc.
    5.000%, 12/10/19..................................     407     453,803
    4.250%, 05/24/21..................................   2,000   2,184,914

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
UNITED STATES -- (Continued)
Boeing Capital Corp.
    2.900%, 08/15/18.................................. $  750  $  780,131
Boeing Co. (The)
    8.750%, 08/15/21..................................    988   1,323,088
    2.500%, 03/01/25..................................  6,474   6,333,411
Boston Scientific Corp.
    6.000%, 01/15/20..................................  1,878   2,095,247
    2.850%, 05/15/20..................................    269     269,437
    4.125%, 10/01/23..................................  1,489   1,532,775
Branch Banking & Trust Co.
    2.300%, 10/15/18..................................  1,473   1,497,125
Bristol-Myers Squibb Co.
    1.750%, 03/01/19..................................    846     855,476
#   2.000%, 08/01/22..................................  1,988   1,969,106
Broadcom Corp.
    2.500%, 08/15/22..................................  5,115   5,230,783
Brown & Brown, Inc.
    4.200%, 09/15/24..................................  4,254   4,307,664
Brown-Forman Corp.
    1.000%, 01/15/18..................................    680     674,935
    2.250%, 01/15/23..................................    486     473,530
Buckeye Partners L.P.
    2.650%, 11/15/18..................................    359     347,460
    4.150%, 07/01/23..................................  1,942   1,623,640
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19..................................    416     452,838
    3.000%, 04/01/25..................................  4,329   4,168,035
    7.000%, 12/15/25..................................    868   1,108,194
Campbell Soup Co.
    4.250%, 04/15/21..................................  1,036   1,110,390
#   2.500%, 08/02/22..................................  2,252   2,189,171
    3.300%, 03/19/25..................................  4,092   4,149,038
Capital One Bank USA NA
    2.300%, 06/05/19..................................    529     526,444
Capital One Financial Corp.
    2.450%, 04/24/19..................................  1,406   1,408,029
    4.750%, 07/15/21..................................  4,144   4,501,014
    3.750%, 04/24/24..................................  3,561   3,580,080
Cardinal Health, Inc.
    1.700%, 03/15/18..................................  1,155   1,153,025
#   4.625%, 12/15/20..................................    647     709,698
    3.200%, 06/15/22..................................  3,885   3,955,183
Caterpillar Financial Services Corp.
    2.650%, 04/01/16..................................    188     188,599
    1.000%, 11/25/16..................................    295     295,513
    2.450%, 09/06/18..................................    749     766,197
Caterpillar, Inc.
#   2.600%, 06/26/22..................................  3,561   3,559,326
    3.400%, 05/15/24..................................  1,844   1,873,384
CBS Corp.
    1.950%, 07/01/17..................................    853     856,765

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
    2.300%, 08/15/19.................................. $ 1,669 $ 1,662,164
    5.750%, 04/15/20..................................     159     176,654
    3.375%, 03/01/22..................................   3,503   3,515,768
    3.500%, 01/15/25..................................   1,942   1,872,474
Celgene Corp.
    2.250%, 05/15/19..................................     317     317,916
    4.000%, 08/15/23..................................   4,823   5,009,790
    3.625%, 05/15/24..................................   3,237   3,213,839
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17..................................      54      57,531
    4.500%, 01/15/21..................................   1,942   2,052,931
CF Industries, Inc.
    6.875%, 05/01/18..................................   1,253   1,359,343
    3.450%, 06/01/23..................................   5,995   5,467,014
Charles Schwab Corp. (The)
    2.200%, 07/25/18..................................     511     516,587
    3.000%, 03/10/25..................................   8,611   8,648,690
Chevron Corp.
    1.718%, 06/24/18..................................  23,141  23,060,400
    2.355%, 12/05/22..................................   6,474   6,186,276
#   3.191%, 06/24/23..................................  15,950  16,055,685
Cigna Corp.
    4.000%, 02/15/22..................................   4,127   4,330,919
Cisco Systems, Inc.
    2.125%, 03/01/19..................................   2,856   2,909,304
    2.450%, 06/15/20..................................     212     216,700
    3.625%, 03/04/24..................................   1,942   2,063,703
Citigroup, Inc.
    2.500%, 09/26/18..................................   1,217   1,228,119
    2.550%, 04/08/19..................................   1,058   1,061,869
#   4.500%, 01/14/22..................................   1,489   1,602,629
    3.750%, 06/16/24..................................   2,590   2,618,715
    3.300%, 04/27/25..................................   7,769   7,584,370
Citizens Bank NA
    2.450%, 12/04/19..................................     442     442,170
Clorox Co. (The)
    3.500%, 12/15/24..................................   3,237   3,273,536
CME Group, Inc.
    3.000%, 03/15/25..................................     866     870,648
CMS Energy Corp.
    3.875%, 03/01/24..................................   1,295   1,348,689
    3.600%, 11/15/25..................................   3,200   3,243,981
CNA Financial Corp.
    7.350%, 11/15/19..................................     842     969,631
    5.750%, 08/15/21..................................   5,233   5,881,353
Coach, Inc.
    4.250%, 04/01/25..................................     981     943,107
Coca-Cola Co. (The)
    1.150%, 04/01/18..................................   1,372   1,372,291
#   1.875%, 10/27/20..................................  20,000  20,129,720

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
    3.300%, 09/01/21.................................. $ 1,716 $ 1,825,635
#   3.200%, 11/01/23..................................  13,065  13,743,309
Colgate-Palmolive Co.
    1.750%, 03/15/19..................................     185     187,589
    1.950%, 02/01/23..................................   1,942   1,896,709
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22..................................   2,991   4,195,413
Comcast Corp.
    6.500%, 01/15/17..................................   1,340   1,408,675
    6.300%, 11/15/17..................................     393     426,535
    5.700%, 05/15/18..................................     688     753,280
    3.375%, 08/15/25..................................   2,266   2,306,947
Comerica, Inc.
    2.125%, 05/23/19..................................     243     243,346
Computer Sciences Corp.
    6.500%, 03/15/18..................................     919     991,938
    4.450%, 09/15/22..................................   3,237   3,289,524
ConAgra Foods, Inc.
    1.900%, 01/25/18..................................   2,019   2,015,382
#   3.200%, 01/25/23..................................   6,000   5,827,308
ConocoPhillips
    6.000%, 01/15/20..................................     159     168,763
ConocoPhillips Co.
    1.050%, 12/15/17..................................   1,832   1,764,890
    1.500%, 05/15/18..................................   1,212   1,161,084
    2.400%, 12/15/22..................................   1,942   1,661,171
#   3.350%, 11/15/24..................................   4,532   3,903,389
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24..................................   1,295   1,325,357
Corning, Inc.
    3.700%, 11/15/23..................................   2,742   2,745,523
Costco Wholesale Corp.
    1.125%, 12/15/17..................................   1,570   1,574,537
    1.700%, 12/15/19..................................     352     354,234
    1.750%, 02/15/20..................................   1,942   1,943,857
Cox Communications, Inc.
#   3.850%, 02/01/25..................................   6,869   6,436,253
CR Bard, Inc.
#   1.375%, 01/15/18..................................     381     378,090
#   4.400%, 01/15/21..................................     518     559,275
Crane Co.
    2.750%, 12/15/18..................................   1,545   1,558,557
CSX Corp.
    4.250%, 06/01/21..................................   4,532   4,863,366
CVS Health Corp.
    5.750%, 06/01/17..................................      30      31,691
    2.250%, 12/05/18..................................   1,880   1,897,623
    2.250%, 08/12/19..................................     635     639,595
    2.800%, 07/20/20..................................   5,000   5,086,390
    3.375%, 08/12/24..................................   9,627   9,626,037

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
UNITED STATES -- (Continued)
Cytec Industries, Inc.
    3.500%, 04/01/23.................................. $ 3,885 $3,726,166
Daimler Finance North America LLC
    1.650%, 03/02/18..................................   1,439  1,424,728
    3.250%, 08/01/24..................................   2,072  2,052,049
Danaher Corp.
#   1.650%, 09/15/18..................................     434    437,616
Devon Energy Corp.
#   3.250%, 05/15/22..................................   4,392  3,492,404
Diageo Investment Corp.
#   2.875%, 05/11/22..................................   1,133  1,146,900
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.800%, 03/15/22..................................   5,115  5,168,278
#   3.950%, 01/15/25..................................  10,000  9,870,430
Discovery Communications LLC
    5.050%, 06/01/20..................................   3,775  4,009,718
    3.300%, 05/15/22..................................   1,424  1,357,152
    3.250%, 04/01/23..................................     647    584,119
#   3.450%, 03/15/25..................................   3,237  2,887,792
Dollar General Corp.
    1.875%, 04/15/18..................................   1,265  1,257,921
    3.250%, 04/15/23..................................   6,812  6,639,806
Dominion Gas Holdings LLC
    2.800%, 11/15/20..................................   7,500  7,624,365
    3.600%, 12/15/24..................................   3,237  3,223,521
Dominion Resources, Inc.
    1.950%, 08/15/16..................................   1,268  1,273,488
    2.500%, 12/01/19..................................     932    937,867
    4.450%, 03/15/21..................................   1,554  1,676,528
#   3.625%, 12/01/24..................................   1,295  1,290,017
Dow Chemical Co. (The)
    3.000%, 11/15/22..................................     647    622,684
#   3.500%, 10/01/24..................................   7,539  7,321,575
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19..................................     111    112,208
    2.000%, 01/15/20..................................      88     87,130
DTE Energy Co.
    2.400%, 12/01/19..................................   2,170  2,186,084
    3.850%, 12/01/23..................................     971  1,015,542
Duke Energy Corp.
    1.625%, 08/15/17..................................   1,090  1,087,521
    5.050%, 09/15/19..................................      69     74,631
    3.050%, 08/15/22..................................   2,475  2,467,236
    3.750%, 04/15/24..................................   4,532  4,616,640
Eastman Chemical Co.
    2.400%, 06/01/17..................................     835    839,888
    2.700%, 01/15/20..................................     444    432,235
    4.500%, 01/15/21..................................   1,284  1,367,080
    3.600%, 08/15/22..................................     615    596,602

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Eaton Corp.
    2.750%, 11/02/22.................................. $ 1,619 $ 1,582,519
eBay, Inc.
    1.350%, 07/15/17..................................     168     167,091
    2.200%, 08/01/19..................................     582     576,557
#   2.600%, 07/15/22..................................   2,719   2,583,928
Ecolab, Inc.
    3.000%, 12/08/16..................................      63      63,887
EI du Pont de Nemours & Co.
    6.000%, 07/15/18..................................     972   1,061,513
    4.625%, 01/15/20..................................     152     163,174
    2.800%, 02/15/23..................................   1,678   1,587,992
EMC Corp.
    1.875%, 06/01/18..................................   3,743   3,578,701
#   3.375%, 06/01/23..................................   4,095   3,312,269
EMD Finance LLC
    2.950%, 03/19/22..................................   5,180   5,125,584
Emerson Electric Co.
#   3.150%, 06/01/25..................................   5,374   5,437,053
Enbridge Energy Partners L.P.
    5.875%, 12/15/16..................................      98     100,247
    4.200%, 09/15/21..................................   1,241   1,188,034
Enterprise Products Operating LLC
    3.200%, 02/01/16..................................      79      79,000
#   5.250%, 01/31/20..................................     212     220,853
    5.200%, 09/01/20..................................   3,000   3,151,371
    3.900%, 02/15/24..................................   2,104   1,955,479
EOG Resources, Inc.
    2.500%, 02/01/16..................................     125     125,000
    5.875%, 09/15/17..................................     967   1,028,989
#   4.100%, 02/01/21..................................   1,742   1,813,810
#   3.150%, 04/01/25..................................   1,797   1,652,275
ERAC USA Finance LLC
    2.350%, 10/15/19..................................     862     855,307
    3.850%, 11/15/24..................................   1,942   1,961,127
Eversource Energy
    2.800%, 05/01/23..................................   6,344   6,158,007
Exelon Generation Co. LLC
#   2.950%, 01/15/20..................................     836     818,328
#   4.250%, 06/15/22..................................   3,237   3,142,648
Express Scripts Holding Co.
    3.125%, 05/15/16..................................   1,203   1,210,355
    2.250%, 06/15/19..................................   1,057   1,049,550
    3.900%, 02/15/22..................................   4,823   5,000,978
    3.500%, 06/15/24..................................   8,439   8,100,444
Exxon Mobil Corp.
    1.305%, 03/06/18..................................   1,693   1,690,447
    1.819%, 03/15/19..................................   2,816   2,828,968
#   3.176%, 03/15/24..................................  23,308  24,029,569
FedEx Corp.
    2.625%, 08/01/22..................................   4,208   4,151,781

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
#   4.000%, 01/15/24.................................. $ 2,590 $ 2,712,473
#   3.200%, 02/01/25..................................   3,788   3,711,005
Fidelity National Information Services, Inc.
    5.000%, 10/15/25..................................   5,000   5,219,665
Fifth Third Bancorp
    2.300%, 03/01/19..................................   1,161   1,165,079
    3.500%, 03/15/22..................................   4,856   5,021,823
Fifth Third Bank
    1.450%, 02/28/18..................................     317     314,487
FMC Technologies, Inc.
    3.450%, 10/01/22..................................   5,584   5,004,621
Ford Motor Credit Co. LLC
    5.000%, 05/15/18..................................   2,092   2,192,786
    2.459%, 03/27/20..................................     635     618,238
    4.375%, 08/06/23..................................   8,417   8,595,213
Gap, Inc. (The)
#   5.950%, 04/12/21..................................   1,619   1,683,537
GATX Corp.
    2.500%, 03/15/19..................................     547     543,149
    3.250%, 03/30/25..................................   5,180   4,813,940
General Dynamics Corp.
    1.000%, 11/15/17..................................     439     438,635
    2.250%, 11/15/22..................................   4,856   4,736,416
General Electric Co.
    5.250%, 12/06/17..................................   1,066   1,146,552
#   3.375%, 03/11/24..................................   3,237   3,413,258
General Mills, Inc.
#   3.150%, 12/15/21..................................   1,942   2,002,509
Georgia Power Co.
#   2.850%, 05/15/22..................................   3,851   3,882,844
Gilead Sciences, Inc.
    1.850%, 09/04/18..................................     233     234,802
    2.050%, 04/01/19..................................     177     178,046
    3.700%, 04/01/24..................................   6,474   6,738,534
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23..................................   6,766   6,851,590
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17..................................      98     104,243
    6.000%, 06/15/20..................................   1,392   1,562,546
    5.250%, 07/27/21..................................   2,266   2,514,428
    4.000%, 03/03/24..................................  11,654  11,953,683
    3.750%, 05/22/25..................................   5,000   5,023,555
Great Plains Energy, Inc.
    4.850%, 06/01/21..................................   1,295   1,411,450
Halliburton Co.
    1.000%, 08/01/16..................................     682     681,182
    3.500%, 08/01/23..................................   6,474   6,102,276
Harley Davidson, Inc.
    3.500%, 07/28/25..................................   3,635   3,712,233

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.................................. $ 1,189 $ 1,178,471
Harris Corp.
    2.700%, 04/27/20..................................     503     499,645
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22..................................   5,180   5,697,632
Hershey Co. (The)
    1.500%, 11/01/16..................................     491     493,434
    1.600%, 08/21/18..................................   1,439   1,450,869
#   2.625%, 05/01/23..................................   1,960   1,969,918
Hess Corp.
    8.125%, 02/15/19..................................     607     625,703
    3.500%, 07/15/24..................................   3,286   2,699,081
Home Depot, Inc. (The)
    2.000%, 06/15/19..................................   2,187   2,226,961
    2.700%, 04/01/23..................................   1,295   1,304,968
Hormel Foods Corp.
    4.125%, 04/15/21..................................   1,496   1,623,977
HP, Inc.
    4.375%, 09/15/21..................................  12,625  12,729,068
HSBC USA, Inc.
#   1.625%, 01/16/18..................................   1,552   1,547,749
    2.375%, 11/13/19..................................     317     316,902
    2.350%, 03/05/20..................................   1,058   1,047,398
    3.500%, 06/23/24..................................  12,740  12,895,453
Humana, Inc.
    2.625%, 10/01/19..................................     455     460,064
    3.850%, 10/01/24..................................   7,916   8,055,860
Huntington Bancshares, Inc.
#   2.600%, 08/02/18..................................   2,720   2,751,960
Hyatt Hotels Corp.
    3.375%, 07/15/23..................................   1,959   1,872,843
Illinois Tool Works, Inc.
    1.950%, 03/01/19..................................     314     317,620
    3.500%, 03/01/24..................................   6,474   6,790,100
Indiana Michigan Power Co.
    7.000%, 03/15/19..................................     264     301,653
Intel Corp.
    2.450%, 07/29/20..................................     529     540,035
#   2.700%, 12/15/22..................................   1,942   1,952,549
Intercontinental Exchange, Inc.
#   2.500%, 10/15/18..................................   1,682   1,714,230
#   4.000%, 10/15/23..................................   1,022   1,073,868
International Business Machines Corp.
    1.950%, 02/12/19..................................   1,266   1,282,053
    1.875%, 05/15/19..................................     534     538,569
    3.375%, 08/01/23..................................   4,409   4,496,545
#   3.625%, 02/12/24..................................   9,712  10,039,382

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
International Paper Co.
    3.650%, 06/15/24.................................. $ 1,942 $ 1,917,678
    3.800%, 01/15/26..................................   1,062   1,032,993
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24..................................   3,949   3,944,230
ITC Holdings Corp.
    3.650%, 06/15/24..................................   9,827   9,844,571
Jefferies Group LLC
    5.125%, 04/13/18..................................     184     191,051
Jersey Central Power & Light Co.
    7.350%, 02/01/19..................................     940   1,060,144
JM Smucker Co. (The)
    3.500%, 03/15/25..................................   5,000   5,052,475
John Deere Capital Corp.
    2.000%, 01/13/17..................................     648     654,304
    2.050%, 03/10/20..................................   3,491   3,491,070
    2.550%, 01/08/21..................................  12,000  12,226,248
#   3.350%, 06/12/24..................................   1,554   1,598,920
Johnson & Johnson
    3.375%, 12/05/23..................................   6,474   7,023,176
Johnson Controls, Inc.
    2.600%, 12/01/16..................................     550     554,203
#   3.625%, 07/02/24..................................     994     979,807
JPMorgan Chase & Co.
    3.150%, 07/05/16..................................     861     869,134
    2.000%, 08/15/17..................................     172     173,068
    2.350%, 01/28/19..................................   2,126   2,144,683
    6.300%, 04/23/19..................................     232     260,977
    2.250%, 01/23/20..................................     796     789,521
    4.350%, 08/15/21..................................   2,719   2,904,009
    3.625%, 05/13/24..................................  12,273  12,419,306
    3.900%, 07/15/25..................................  10,180  10,473,316
Juniper Networks, Inc.
    3.300%, 06/15/20..................................   3,000   3,012,927
    4.600%, 03/15/21..................................   2,590   2,735,615
    4.500%, 03/15/24..................................   4,273   4,329,976
Kellogg Co.
    1.875%, 11/17/16..................................     509     511,852
    1.750%, 05/17/17..................................     431     432,486
Kerr-McGee Corp.
    6.950%, 07/01/24..................................   4,467   4,434,319
KeyBank NA
    2.500%, 12/15/19..................................     528     534,969
KeyCorp
#   2.900%, 09/15/20..................................     741     746,376
#   5.100%, 03/24/21..................................   4,532   5,034,753
Kimberly-Clark Corp.
    1.900%, 05/22/19..................................     497     501,199
    2.400%, 06/01/23..................................   1,942   1,914,987
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16..................................     594     594,994

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
UNITED STATES -- (Continued)
KLA-Tencor Corp.
    3.375%, 11/01/19.................................. $  424  $  429,913
#   4.650%, 11/01/24..................................  4,250   4,306,155
Kohl's Corp.
    3.250%, 02/01/23..................................  1,295   1,215,515
    4.750%, 12/15/23..................................  6,474   6,545,324
    4.250%, 07/17/25..................................  5,890   5,728,655
Kraft Foods Group, Inc.
#   3.500%, 06/06/22..................................  9,255   9,464,774
Kroger Co. (The)
#   2.300%, 01/15/19..................................  1,617   1,643,454
    3.850%, 08/01/23..................................  5,911   6,208,158
L-3 Communications Corp.
    4.750%, 07/15/20..................................    550     579,465
    3.950%, 05/28/24..................................  2,498   2,374,327
Laboratory Corp. of America Holdings
    2.200%, 08/23/17..................................  2,242   2,249,399
    2.625%, 02/01/20..................................    902     903,453
    4.000%, 11/01/23..................................  3,885   3,982,766
Lam Research Corp.
    2.750%, 03/15/20..................................  1,058   1,044,577
Legg Mason, Inc.
    2.700%, 07/15/19..................................    529     535,109
    3.950%, 07/15/24..................................  4,791   4,842,043
Liberty Mutual Group, Inc.
    5.000%, 06/01/21..................................  6,743   7,286,439
Lincoln National Corp.
    6.250%, 02/15/20..................................    117     132,135
Lockheed Martin Corp.
    2.125%, 09/15/16..................................    130     130,830
    2.500%, 11/23/20..................................  7,500   7,560,172
#   2.900%, 03/01/25..................................  4,532   4,419,448
    3.550%, 01/15/26..................................  4,200   4,305,391
Loews Corp.
    5.250%, 03/15/16..................................    196     196,999
    2.625%, 05/15/23..................................  1,855   1,791,629
Lowe's Cos., Inc.
#   3.120%, 04/15/22..................................  1,295   1,340,316
    3.875%, 09/15/23..................................    527     566,213
#   3.375%, 09/15/25..................................  2,849   2,940,231
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22..................................  2,879   2,835,516
    2.875%, 02/15/23..................................  4,208   3,781,831
#   3.625%, 06/01/24..................................  3,237   3,004,554
Magellan Midstream Partners L.P.
    4.250%, 02/01/21..................................  1,534   1,555,924
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19..................................    477     478,371
    2.100%, 02/06/20..................................  3,733   3,693,367
    2.900%, 02/06/25..................................  8,028   7,861,644

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
Marathon Oil Corp.
#  2.800%, 11/01/22.................................... $ 4,885 $ 3,284,855
Marathon Petroleum Corp.
   3.625%, 09/15/24....................................   8,287   7,327,672
Markel Corp.
   3.625%, 03/30/23....................................   1,295   1,294,753
Marriott International, Inc.
   3.000%, 03/01/19....................................     575     586,909
Marsh & McLennan Cos., Inc.
   2.300%, 04/01/17....................................     892     901,315
   2.350%, 09/10/19....................................     529     530,919
   3.500%, 06/03/24....................................   8,417   8,401,631
MasterCard, Inc.
   2.000%, 04/01/19....................................   5,853   5,925,220
   3.375%, 04/01/24....................................   1,808   1,871,868
Mattel, Inc.
   1.700%, 03/15/18....................................     578     572,810
   2.350%, 05/06/19....................................   2,372   2,361,155
Maxim Integrated Products, Inc.
   2.500%, 11/15/18....................................     646     647,838
McDonald's Corp.
   5.350%, 03/01/18....................................     392     420,899
   3.500%, 07/15/20....................................     672     700,044
#  2.625%, 01/15/22....................................   1,878   1,858,257
McKesson Corp.
#  1.400%, 03/15/18....................................   1,068   1,059,410
   3.796%, 03/15/24....................................   3,399   3,444,839
Mead Johnson Nutrition Co.
   4.125%, 11/15/25....................................   6,000   6,152,802
Medtronic, Inc.
   3.125%, 03/15/22....................................   2,206   2,263,052
   3.625%, 03/15/24....................................     388     403,879
   3.500%, 03/15/25....................................   2,000   2,054,144
Merck & Co., Inc.
   2.800%, 05/18/23....................................   5,180   5,230,293
MetLife, Inc.
   7.717%, 02/15/19....................................     444     517,512
   3.600%, 04/10/24....................................  13,159  13,370,873
Microsoft Corp.
   1.625%, 12/06/18....................................     973     984,128
   1.850%, 02/12/20....................................   2,560   2,590,707
   2.000%, 11/03/20....................................  13,700  13,834,808
#  3.625%, 12/15/23....................................   9,398  10,095,924
   2.700%, 02/12/25....................................   1,942   1,928,177
Mobil Corp.
   8.625%, 08/15/21....................................   1,303   1,674,214
Molson Coors Brewing Co.
   2.000%, 05/01/17....................................      97      97,286
   3.500%, 05/01/22....................................   5,180   5,277,400
Mondelez International, Inc.
   2.250%, 02/01/19....................................     138     139,183

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
   5.375%, 02/10/20.................................... $   169 $   189,712
   4.000%, 02/01/24....................................  10,272  10,575,209
Monsanto Co.
   1.850%, 11/15/18....................................   2,959   2,968,726
   2.125%, 07/15/19....................................     264     263,802
   5.500%, 08/15/25....................................   2,266   2,467,341
Morgan Stanley
   4.750%, 03/22/17....................................   2,211   2,289,972
   7.300%, 05/13/19....................................     635     727,724
   5.500%, 07/28/21....................................   5,387   6,024,115
   3.875%, 04/29/24....................................  12,122  12,308,291
Mosaic Co. (The)
   4.250%, 11/15/23....................................   3,561   3,456,965
Motorola Solutions, Inc.
#   3.750%, 05/15/22...................................   3,237   2,986,767
   3.500%, 03/01/23....................................   3,237   2,789,035
MUFG Americas Holdings Corp.
#   3.500%, 06/18/22...................................   5,536   5,755,220
Mylan, Inc.
   2.550%, 03/28/19....................................   1,415   1,407,704
   4.200%, 11/29/23....................................   4,532   4,479,737
Nasdaq, Inc.
   4.250%, 06/01/24....................................   2,849   2,908,635
National Oilwell Varco, Inc.
#  2.600%, 12/01/22....................................   9,831   8,702,716
NetApp, Inc.
   2.000%, 12/15/17....................................     982     983,532
   3.250%, 12/15/22....................................   1,101   1,063,804
Newell Rubbermaid, Inc.
   6.250%, 04/15/18....................................   1,277   1,356,383
   4.000%, 06/15/22....................................   6,559   6,458,667
NextEra Energy Capital Holdings, Inc.
   2.400%, 09/15/19....................................   1,109   1,104,748
   4.500%, 06/01/21....................................     838     903,674
NiSource Finance Corp.
   6.400%, 03/15/18....................................     117     127,769
   6.125%, 03/01/22....................................   4,544   5,255,127
   3.850%, 02/15/23....................................     712     738,370
Noble Energy, Inc.
   4.150%, 12/15/21....................................   5,827   5,268,004
#  3.900%, 11/15/24....................................   5,874   4,945,321
Nordstrom, Inc.
   4.750%, 05/01/20....................................   1,353   1,473,230
   4.000%, 10/15/21....................................     971   1,031,443
Norfolk Southern Corp.
   2.903%, 02/15/23....................................   4,532   4,431,299
Northern Trust Corp.
   3.375%, 08/23/21....................................   1,942   2,052,750
Northrop Grumman Corp.
   1.750%, 06/01/18....................................   2,001   1,998,265

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 Novartis Capital Corp.
    3.400%, 05/06/24....................................... $6,151  $ 6,477,114
 Nucor Corp.
    5.750%, 12/01/17.......................................    236      249,280
    4.000%, 08/01/23.......................................  2,266    2,213,445
 O'Reilly Automotive, Inc.
    3.800%, 09/01/22.......................................    730      757,260
 Occidental Petroleum Corp.
    2.700%, 02/15/23.......................................  5,600    5,187,801
 Ohio Power Co.
    6.000%, 06/01/16.......................................    196      199,074
    5.375%, 10/01/21.......................................  2,335    2,631,066
 Omnicom Group, Inc.
    5.900%, 04/15/16.......................................    970      979,390
    3.650%, 11/01/24.......................................  1,295    1,293,267
 ONE Gas, Inc.
    2.070%, 02/01/19.......................................    497      499,911
 ONEOK Partners L.P.
    6.150%, 10/01/16.......................................  1,147    1,172,711
 #  3.375%, 10/01/22.......................................  1,229      956,279
 Oracle Corp.
 #  1.200%, 10/15/17.......................................    501      502,437
    2.500%, 10/15/22.......................................  1,942    1,917,146
    2.950%, 05/15/25.......................................  1,683    1,647,452
 PACCAR Financial Corp.
    1.600%, 03/15/17.......................................     45       45,224
    1.750%, 08/14/18.......................................  1,185    1,188,640
 Pacific Gas & Electric Co.
    3.850%, 11/15/23.......................................  3,237    3,420,201
    3.750%, 02/15/24.......................................  6,578    6,897,184
 #  3.500%, 06/15/25.......................................  4,338    4,484,052
 Packaging Corp. of America
    4.500%, 11/01/23.......................................  3,933    4,005,312
 Parker-Hannifin Corp.
    3.300%, 11/21/24.......................................  6,164    6,349,931
 Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20.......................................  4,721    4,747,589
 PepsiCo, Inc.
    5.000%, 06/01/18.......................................    920      996,013
    4.500%, 01/15/20.......................................    206      226,925
    2.150%, 10/14/20.......................................  5,738    5,771,475
    2.750%, 03/05/22.......................................  1,556    1,592,566
    2.750%, 03/01/23.......................................  4,532    4,604,177
 #  3.500%, 07/17/25.......................................  6,474    6,805,210
 Pfizer, Inc.
 #  2.100%, 05/15/19.......................................  1,058    1,079,227
    3.000%, 06/15/23.......................................  1,942    2,000,846
 #  3.400%, 05/15/24.......................................  6,474    6,745,630
 PG&E Corp.
    2.400%, 03/01/19.......................................    173      173,930

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 Philip Morris International, Inc.
    1.625%, 03/20/17....................................... $  219  $   220,660
    2.500%, 08/22/22.......................................    974      981,002
    3.250%, 11/10/24.......................................  4,001    4,143,644
 Phillips 66
    4.300%, 04/01/22.......................................  7,284    7,448,101
 Pioneer Natural Resources Co.
    6.875%, 05/01/18.......................................    741      771,801
 Pitney Bowes, Inc.
    4.625%, 03/15/24.......................................  6,114    6,032,910
 Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18.......................................    414      417,515
    2.850%, 01/31/23.......................................  2,590    2,068,496
 PNC Bank NA
    1.500%, 02/23/18.......................................  1,767    1,758,669
    2.400%, 10/18/19.......................................    846      854,298
    2.600%, 07/21/20.......................................    635      643,988
    3.300%, 10/30/24.......................................  3,237    3,291,637
 #  2.950%, 02/23/25.......................................  8,093    8,013,875
 PNC Funding Corp.
    3.300%, 03/08/22.......................................    949      981,775
 PPL Capital Funding, Inc.
    3.400%, 06/01/23.......................................  4,914    4,943,425
 Praxair, Inc.
    1.250%, 11/07/18.......................................  1,219    1,208,964
    2.200%, 08/15/22.......................................    809      790,550
 Precision Castparts Corp.
    2.500%, 01/15/23.......................................  5,180    5,091,577
 Principal Financial Group, Inc.
    3.125%, 05/15/23.......................................  8,378    8,302,305
 Private Export Funding Corp.
    4.300%, 12/15/21.......................................    911    1,023,569
 Procter & Gamble Co. (The)
 #  1.600%, 11/15/18.......................................  2,535    2,565,311
    1.850%, 02/02/21.......................................  1,533    1,539,291
 Progress Energy, Inc.
    4.875%, 12/01/19.......................................    553      600,711
 Progressive Corp. (The)
 #  3.750%, 08/23/21.......................................  4,403    4,700,409
 Prudential Financial, Inc.
    3.000%, 05/12/16.......................................    884      889,032
    2.350%, 08/15/19.......................................  1,587    1,600,523
    5.375%, 06/21/20.......................................    201      224,862
    3.500%, 05/15/24.......................................  9,712    9,626,894
 PSEG Power LLC
    2.450%, 11/15/18.......................................    529      531,566
 #  4.300%, 11/15/23.......................................  3,898    3,972,257
 Puget Energy, Inc.
    6.000%, 09/01/21.......................................  8,992   10,279,529

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
QUALCOMM, Inc.
#   1.400%, 05/18/18.................................. $ 1,000 $   995,167
    2.250%, 05/20/20..................................     543     544,980
    3.450%, 05/20/25..................................   6,474   6,317,776
Quest Diagnostics, Inc.
    4.700%, 04/01/21..................................   3,885   4,172,964
    3.500%, 03/30/25..................................     388     381,272
Questar Corp.
    2.750%, 02/01/16..................................     922     922,000
Qwest Corp.
    6.500%, 06/01/17..................................      98     102,655
Raytheon Co.
    6.750%, 03/15/18..................................     402     447,267
    2.500%, 12/15/22..................................   1,424   1,424,755
Reinsurance Group of America, Inc.
    5.000%, 06/01/21..................................     971   1,068,393
    4.700%, 09/15/23..................................   3,885   4,099,712
Republic Services, Inc.
    3.800%, 05/15/18..................................     533     556,324
    5.500%, 09/15/19..................................     631     697,121
    3.550%, 06/01/22..................................   2,590   2,699,666
Reynolds American, Inc.
    2.300%, 08/21/17..................................   1,307   1,320,151
    6.875%, 05/01/20..................................   1,295   1,511,499
    3.250%, 11/01/22..................................   5,539   5,606,537
Rockwell Automation, Inc.
    2.875%, 03/01/25..................................   1,295   1,292,225
Roper Technologies, Inc.
    2.050%, 10/01/18..................................   1,685   1,683,524
Ryder System, Inc.
    2.500%, 03/01/18..................................     343     343,996
    2.450%, 09/03/19..................................   1,166   1,153,329
SCANA Corp.
    4.125%, 02/01/22..................................   1,965   1,980,765
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19..................................   2,350   2,329,273
#   3.500%, 06/15/22..................................   2,784   2,729,136
    3.900%, 11/15/24..................................   5,439   5,271,533
Sempra Energy
    6.500%, 06/01/16..................................   1,264   1,286,270
    2.850%, 11/15/20..................................   5,400   5,383,087
    4.050%, 12/01/23..................................   4,254   4,387,257
    3.550%, 06/15/24..................................   6,604   6,526,647
Sherwin Williams Co. (The)
    3.450%, 08/01/25..................................   4,597   4,752,843
Southern Co. (The)
    2.750%, 06/15/20..................................   1,146   1,144,762
Southern Power Co.
    4.150%, 12/01/25..................................   1,450   1,478,390
Southwest Airlines Co.
#   2.750%, 11/06/19..................................   7,120   7,241,681

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
    2.650%, 11/05/20.................................. $ 5,200 $ 5,228,090
Spectra Energy Capital LLC
    3.300%, 03/15/23..................................   5,652   4,769,129
Spectra Energy Partners L.P.
    4.750%, 03/15/24..................................   3,237   3,136,200
St Jude Medical, Inc.
    2.800%, 09/15/20..................................     132     133,518
#   3.250%, 04/15/23..................................   3,237   3,235,142
StanCorp Financial Group, Inc.
    5.000%, 08/15/22..................................   3,237   3,451,412
Staples, Inc.
    4.375%, 01/12/23..................................   1,295   1,267,937
Starbucks Corp.
    2.000%, 12/05/18..................................   1,894   1,923,741
    3.850%, 10/01/23..................................   1,245   1,350,015
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18..................................     504     550,436
    3.125%, 02/15/23..................................   8,237   8,191,861
State Street Corp.
    2.875%, 03/07/16..................................     113     113,251
    2.550%, 08/18/20..................................   1,248   1,273,423
    3.300%, 12/16/24..................................  10,883  11,199,728
Stryker Corp.
    3.375%, 05/15/24..................................     518     523,782
    3.375%, 11/01/25..................................   5,985   5,927,466
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22..................................   1,874   1,731,958
SunTrust Bank
    2.750%, 05/01/23..................................   3,172   3,080,285
SunTrust Banks, Inc.
    3.600%, 04/15/16..................................     665     667,161
    2.500%, 05/01/19..................................     952     966,889
Symantec Corp.
    2.750%, 06/15/17..................................     491     495,377
Sysco Corp.
    2.600%, 10/01/20..................................   3,000   3,052,956
Target Corp.
#   2.300%, 06/26/19..................................   1,006   1,026,120
    2.900%, 01/15/22..................................   3,351   3,445,716
TD Ameritrade Holding Corp.
    5.600%, 12/01/19..................................     212     239,033
    2.950%, 04/01/22..................................   4,206   4,262,810
    3.625%, 04/01/25..................................   6,474   6,714,716
Tech Data Corp.
    3.750%, 09/21/17..................................     491     504,042
Texas Instruments, Inc.
    2.375%, 05/16/16..................................     449     451,282
    2.250%, 05/01/23..................................     665     642,533
Thermo Fisher Scientific, Inc.
#   1.850%, 01/15/18..................................     915     915,716

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
    2.400%, 02/01/19.................................. $ 1,000 $ 1,006,166
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19..................................   1,132   1,127,745
    4.125%, 11/01/24..................................   2,590   2,641,215
Time Warner Cable, Inc.
    5.000%, 02/01/20..................................     140     148,917
Time Warner, Inc.
    4.750%, 03/29/21..................................   2,482   2,676,835
    4.000%, 01/15/22..................................   1,165   1,214,608
#   3.550%, 06/01/24..................................   4,532   4,441,319
TJX Cos., Inc.
    2.500%, 05/15/23..................................   4,170   4,093,347
Total System Services, Inc.
    2.375%, 06/01/18..................................     475     472,558
Toyota Motor Credit Corp.
    2.100%, 01/17/19..................................   2,902   2,941,505
    2.125%, 07/18/19..................................   1,900   1,920,560
    3.300%, 01/12/22..................................   6,581   6,872,242
    2.625%, 01/10/23..................................   6,474   6,471,954
Tyson Foods, Inc.
    2.650%, 08/15/19..................................   2,153   2,169,572
    4.500%, 06/15/22..................................   8,092   8,683,574
Unilever Capital Corp.
    2.750%, 02/10/16..................................     231     231,096
    2.200%, 03/06/19..................................     138     141,570
Union Bank NA
    3.000%, 06/06/16..................................   2,632   2,651,393
Union Pacific Corp.
    2.250%, 02/15/19..................................     436     443,637
#   1.800%, 02/01/20..................................     846     842,532
    2.750%, 04/15/23..................................     647     647,256
    3.250%, 01/15/25..................................   9,626   9,871,973
United Technologies Corp.
    1.800%, 06/01/17..................................   1,381   1,393,377
    3.100%, 06/01/22..................................   1,900   1,965,294
    7.500%, 09/15/29..................................     622     853,227
UnitedHealth Group, Inc.
    6.000%, 06/15/17..................................     169     179,758
    1.400%, 10/15/17..................................     609     608,994
    1.625%, 03/15/19..................................   4,422   4,410,326
    2.300%, 12/15/19..................................     969     980,483
    2.750%, 02/15/23..................................   8,773   8,747,997
    3.750%, 07/15/25..................................   3,367   3,504,885
Unum Group
    4.000%, 03/15/24..................................   1,295   1,306,436
    3.875%, 11/05/25..................................   2,000   1,995,326
US Bancorp
    2.200%, 04/25/19..................................   1,587   1,608,699
US Bank NA
    2.125%, 10/28/19..................................   5,708   5,741,329

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
Valero Energy Corp.
    6.125%, 06/15/17.................................. $   344 $   358,297
    9.375%, 03/15/19..................................     593     696,448
Verizon Communications, Inc.
    2.000%, 11/01/16..................................   1,710   1,721,955
    3.650%, 09/14/18..................................   1,164   1,218,319
    2.550%, 06/17/19..................................     317     322,961
    4.600%, 04/01/21..................................   2,622   2,854,870
    5.150%, 09/15/23..................................   9,064  10,029,987
    7.750%, 12/01/30..................................   3,000   3,915,156
Viacom, Inc.
    6.250%, 04/30/16..................................     491     496,873
    2.500%, 12/15/16..................................     786     789,550
    2.750%, 12/15/19..................................     693     686,050
    4.500%, 03/01/21..................................   1,878   1,945,848
    4.250%, 09/01/23..................................     647     619,787
#   3.875%, 04/01/24..................................   3,648   3,335,188
Volkswagen Group of America Finance LLC
    2.125%, 05/23/19..................................     879     841,793
#   2.400%, 05/22/20..................................     699     665,721
Wal-Mart Stores, Inc.
    2.550%, 04/11/23..................................   5,827   5,855,232
#   3.300%, 04/22/24..................................   6,782   7,109,754
Walgreen Co.
    5.250%, 01/15/19..................................      72      77,079
    3.100%, 09/15/22..................................   4,612   4,484,598
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21..................................   6,151   6,152,765
Walt Disney Co. (The)
    1.125%, 02/15/17..................................     594     595,598
    2.150%, 09/17/20..................................   1,058   1,077,678
#   3.150%, 09/17/25..................................   6,474   6,669,631
Waste Management, Inc.
    2.600%, 09/01/16..................................     532     536,206
#   4.600%, 03/01/21..................................   1,852   2,019,537
WEC Energy Group, Inc.
    2.450%, 06/15/20..................................   1,677   1,694,251
Wells Fargo & Co.
    2.100%, 05/08/17..................................     758     765,284
    2.125%, 04/22/19..................................   1,587   1,596,498
    3.500%, 03/08/22..................................   8,870   9,269,434
    3.000%, 02/19/25..................................  14,354  14,034,222
Western Gas Partners L.P.
    4.000%, 07/01/22..................................   2,442   2,042,606
Western Union Co. (The)
    5.930%, 10/01/16..................................     777     799,977
    5.253%, 04/01/20..................................   2,310   2,516,343
Whirlpool Corp.
    7.750%, 07/15/16..................................     491     505,295
    4.700%, 06/01/22..................................   1,942   2,093,259

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)      VALUE+
                                                       ------- --------------
UNITED STATES -- (Continued)
    3.700%, 05/01/25.................................. $12,588 $   12,819,594
Wisconsin Electric Power Co.
#   3.100%, 06/01/25..................................   3,237      3,282,428
Wm Wrigley Jr Co.
    2.900%, 10/21/19..................................     176        179,291
Wyndham Worldwide Corp.
    2.500%, 03/01/18..................................   1,021      1,014,109
    3.900%, 03/01/23..................................   7,169      6,946,352
Xerox Corp.
    2.750%, 03/15/19..................................   1,643      1,601,245
    5.625%, 12/15/19..................................     635        681,498
#   4.500%, 05/15/21..................................   3,237      3,231,112
#   3.800%, 05/15/24..................................   4,532      4,108,045
Xilinx, Inc.
    2.125%, 03/15/19..................................   5,016      5,013,046
Yum! Brands, Inc.
    6.250%, 04/15/16..................................     888        895,326
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20..................................     430        428,089
Zoetis, Inc.
    3.250%, 02/01/23..................................   4,532      4,329,297
                                                               --------------
TOTAL UNITED STATES...................................          2,065,213,137
                                                               --------------
TOTAL BONDS...........................................          2,625,938,119
                                                               --------------
AGENCY OBLIGATIONS -- (18.1%)
Federal Farm Credit Bank
    5.100%, 09/03/19..................................   2,695      3,081,997
    5.320%, 09/03/19..................................   6,379      7,283,459
    5.150%, 11/15/19..................................   3,354      3,830,717
    4.670%, 05/07/20..................................   1,677      1,911,507
    5.350%, 08/07/20..................................   2,007      2,347,969
    3.650%, 12/21/20..................................  13,178     14,522,459
    5.250%, 03/02/21..................................   1,827      2,132,094
    5.220%, 02/22/22..................................   1,497      1,796,599
    5.210%, 12/19/22..................................   6,349      7,731,507
    4.800%, 02/13/23..................................     583        693,701
    5.250%, 03/06/23..................................   1,797      2,214,218
    5.220%, 05/15/23..................................  14,406     17,490,699
    2.630%, 08/03/26..................................   5,827      5,853,385
    5.770%, 01/05/27..................................   1,942      2,551,392
Federal Home Loan Bank
    4.875%, 05/17/17..................................   1,620      1,706,176
    5.000%, 11/17/17..................................   9,620     10,328,677
    0.750%, 12/08/17..................................   3,600      3,593,466
    3.125%, 12/08/17..................................   5,990      6,237,058
    1.375%, 03/09/18..................................  11,185     11,289,714
    1.250%, 06/08/18..................................   9,375      9,430,978
    4.750%, 06/08/18..................................   3,170      3,448,738
    2.000%, 09/14/18..................................  14,660     15,038,433
    1.750%, 12/14/18..................................  16,920     17,245,135

                                                        FACE
                                                       AMOUNT^
                                                        (000)      VALUE+
                                                       ------- --------------
    1.500%, 03/08/19.................................. $11,350 $   11,473,352
    1.875%, 03/08/19..................................  16,720     17,089,495
    5.375%, 05/15/19..................................  16,985     19,278,485
    1.625%, 06/14/19..................................  16,120     16,350,500
    5.125%, 08/15/19..................................   1,585      1,799,441
    1.375%, 09/13/19..................................   1,495      1,505,112
    4.500%, 09/13/19..................................  11,070     12,345,131
    4.125%, 12/13/19..................................   7,785      8,612,452
    1.875%, 03/13/20..................................  36,835     37,664,671
    4.125%, 03/13/20..................................  44,635     49,622,158
    3.000%, 03/18/20..................................   5,415      5,770,695
    3.375%, 06/12/20..................................   8,535      9,256,276
    2.875%, 09/11/20..................................   4,405      4,686,035
    4.625%, 09/11/20..................................   7,680      8,781,404
    3.125%, 12/11/20..................................   1,795      1,934,996
    5.250%, 12/11/20..................................   2,260      2,656,515
    1.750%, 03/12/21..................................  12,110     12,281,029
    5.000%, 03/12/21..................................   1,555      1,811,681
    2.250%, 06/11/21..................................  20,965     21,678,439
    3.625%, 06/11/21..................................   3,005      3,324,477
    5.625%, 06/11/21..................................  11,075     13,395,534
    2.375%, 09/10/21..................................  11,785     12,260,537
    3.000%, 09/10/21..................................   9,355     10,047,756
    2.625%, 12/10/21..................................  32,225     33,887,198
    5.000%, 12/10/21..................................  13,625     16,164,400
    2.250%, 03/11/22..................................   2,995      3,079,920
    2.500%, 03/11/22..................................   3,295      3,423,465
    5.250%, 06/10/22..................................   2,470      2,962,968
    5.750%, 06/10/22..................................   5,840      7,254,349
    2.000%, 09/09/22..................................   4,860      4,912,153
    5.375%, 09/30/22..................................  18,980     23,203,069
    5.250%, 12/09/22..................................   4,490      5,460,985
    4.750%, 03/10/23..................................  14,735     17,476,240
    3.250%, 06/09/23..................................  10,480     11,404,116
    5.375%, 08/15/24..................................   3,855      4,800,890
    5.365%, 09/09/24..................................     600        744,605
    4.375%, 03/13/26..................................   6,020      7,096,779
    5.750%, 06/12/26..................................   4,115      5,317,181
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17..................................     491        493,982
    1.000%, 07/28/17..................................     589        591,008
    1.000%, 09/29/17..................................      90         90,277
    1.750%, 05/30/19..................................     529        538,861
    6.750%, 09/15/29..................................  16,186     23,945,746
Federal National Mortgage Association
    1.875%, 09/18/18..................................     559        571,847
    1.875%, 02/19/19..................................   1,058      1,082,201
#   1.500%, 06/22/20..................................   4,549      4,577,586
    6.250%, 05/15/29..................................  32,372     45,650,865
    7.125%, 01/15/30..................................   6,474      9,811,981
    6.625%, 11/15/30..................................   1,500      2,209,003

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- --------------
Tennessee Valley Authority
      6.250%, 12/15/17............................. $     5,255 $    5,775,035
      4.500%, 04/01/18.............................      14,469     15,540,111
      1.750%, 10/15/18.............................       3,237      3,298,687
      3.875%, 02/15/21.............................      31,741     35,184,359
      1.875%, 08/15/22.............................      38,243     38,439,263
      2.875%, 09/15/24.............................      46,120     47,557,653
      6.750%, 11/01/25.............................      21,623     29,216,522
                                                                --------------
TOTAL AGENCY OBLIGATIONS...........................                847,149,554
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (20.6%)
U.S. Treasury Bonds
      8.125%, 08/15/19.............................      46,571     57,911,535
      8.750%, 08/15/20.............................      25,517     33,873,286
      8.125%, 05/15/21.............................      37,017     49,611,576
      8.125%, 08/15/21.............................      35,789     48,490,179
      7.250%, 08/15/22.............................      23,959     32,363,767
      6.250%, 08/15/23.............................      34,741     45,927,192
#     7.500%, 11/15/24.............................      24,948     36,397,176
      6.875%, 08/15/25.............................      27,371     39,247,792
      6.000%, 02/15/26.............................      19,167     26,268,327
      6.750%, 08/15/26.............................      19,317     28,102,006
#     6.625%, 02/15/27.............................      16,173     23,583,419
      5.250%, 11/15/28.............................      18,868     25,474,608
      5.250%, 02/15/29.............................      17,850     24,166,816
      6.125%, 08/15/29.............................      45,884     67,296,558
      6.250%, 05/15/30.............................      51,011     76,511,921
U.S. Treasury Notes
#     0.750%, 02/28/18.............................      20,603     20,570,319
      2.875%, 03/31/18.............................       5,311      5,539,001
      1.375%, 06/30/18.............................      14,899     15,078,655
      1.375%, 09/30/18.............................      11,955     12,094,837
      1.250%, 11/30/18.............................       9,945     10,024,438
      1.500%, 12/31/18.............................      10,266     10,418,383
      1.500%, 01/31/19.............................      15,327     15,554,018
      3.125%, 05/15/19.............................      15,612     16,660,026
      1.750%, 09/30/19.............................       2,210      2,258,344
      3.625%, 02/15/20.............................      10,482     11,474,739
      1.125%, 03/31/20.............................      11,081     11,038,781
      1.125%, 04/30/20.............................       5,990      5,960,785
      3.500%, 05/15/20.............................       4,492      4,908,823
      1.875%, 06/30/20.............................      22,462     23,042,640
      2.000%, 07/31/20.............................      23,360     24,072,976
      2.000%, 09/30/20.............................      42,528     43,838,404
      3.125%, 05/15/21.............................      49,865     54,175,797
      2.000%, 10/31/21.............................      25,157     25,844,117
      1.750%, 05/15/23.............................      10,000     10,031,250

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- --------------
      2.750%, 02/15/24............................. $    22,462 $   24,081,498
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                961,893,989
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              4,434,981,662
                                                                --------------

                                                      SHARES
                                                    -----------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund...............  20,781,595    240,443,055
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,656,059,181)^^..........................             $4,675,424,717
                                                                ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Bonds
     Australia..................   --    $   63,076,844   --    $   63,076,844
     Austria....................   --         2,633,471   --         2,633,471
     Canada.....................   --       126,535,264   --       126,535,264
     Denmark....................   --         2,056,153   --         2,056,153
     Finland....................   --         4,429,218   --         4,429,218
     France.....................   --        56,491,609   --        56,491,609
     Germany....................   --        34,708,400   --        34,708,400
     Ireland....................   --         9,019,400   --         9,019,400
     Italy......................   --         8,323,279   --         8,323,279
     Japan......................   --        31,203,817   --        31,203,817
     Netherlands................   --        67,318,146   --        67,318,146
     Norway.....................   --        22,790,127   --        22,790,127
     Spain......................   --         4,787,546   --         4,787,546
     Supranational Organization
       Obligations..............   --        21,753,722   --        21,753,722
     Sweden.....................   --        10,576,511   --        10,576,511
     Switzerland................   --        20,991,247   --        20,991,247
     United Kingdom.............   --        74,030,228   --        74,030,228
     United States..............   --     2,065,213,137   --     2,065,213,137
  Agency Obligations............   --       847,149,554   --       847,149,554
  U.S. Treasury Obligations.....   --       961,893,989   --       961,893,989
  Securities Lending Collateral.   --       240,443,055   --       240,443,055
                                   --    --------------   --    --------------
  TOTAL.........................   --    $4,675,424,717   --    $4,675,424,717
                                   ==    ==============   ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         FACE
                                                       AMOUNT^^^
                                                         (000)        VALUE+
                                                       ---------- --------------
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
     1.375%, 01/15/20................................. $   59,300 $   68,573,451
     1.250%, 07/15/20.................................    193,600    222,490,952
     1.125%, 01/15/21.................................    231,500    263,347,800
     0.625%, 07/15/21.................................    210,000    226,843,869
     0.125%, 01/15/22.................................    236,500    245,067,668
     0.125%, 07/15/22.................................    164,500    167,910,615
     0.125%, 01/15/23.................................    192,300    193,257,595
     0.375%, 07/15/23.................................    157,000    159,627,558
     0.625%, 01/15/24.................................    176,000    180,500,530
     0.250%, 01/15/25.................................    170,000    165,867,412
     2.375%, 01/15/25.................................    135,000    196,797,972
     2.000%, 01/15/26.................................    120,800    164,003,288
     2.375%, 01/15/27.................................    108,000    149,915,264
     1.750%, 01/15/28.................................    105,700    133,389,507
     3.625%, 04/15/28.................................    105,500    205,941,049
     2.500%, 01/15/29.................................     92,500    123,370,673
     3.875%, 04/15/29.................................     88,745    177,095,893
     3.375%, 04/15/32.................................     47,000     86,792,195
TOTAL U.S. TREASURY OBLIGATIONS.......................             3,130,793,291

                                                        SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government
       Money Market Fund, 0.194%......................  6,417,277      6,417,277
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,104,645,207)^^.............................            $3,137,210,568
                                                                  ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
 U.S. Treasury Obligations....         -- $3,130,793,291   --    $3,130,793,291
 Temporary Cash Investments... $6,417,277             --   --         6,417,277
                               ---------- --------------   --    --------------
 TOTAL........................ $6,417,277 $3,130,793,291   --    $3,137,210,568
                               ========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
MUNICIPAL BONDS -- (99.2%)

ALABAMA -- (1.1%)
Alabama State (GO) Series A
   5.000%, 08/01/19....................................... $ 4,500 $ 5,134,950
   5.000%, 08/01/20.......................................   5,495   6,461,296
   5.000%, 08/01/21.......................................   1,450   1,748,990
   5.000%, 08/01/21.......................................   6,030   7,273,386
City of Birmingham (GO) Series A (NATL-RE)
   5.000%, 04/01/16.......................................   2,800   2,822,400
                                                                   -----------
TOTAL ALABAMA.............................................          23,441,022
                                                                   -----------
ALASKA -- (0.2%)
Alaska State (GO) Series B
   5.000%, 08/01/20.......................................   3,920   4,609,332
                                                                   -----------
ARIZONA -- (1.1%)
Arizona State Transportation Board (RB)
   5.000%, 07/01/17.......................................   2,105   2,236,794
   5.000%, 07/01/18.......................................   5,050   5,555,454
City of Phoenix (GO)
   4.000%, 07/01/20.......................................   1,085   1,224,108
   4.000%, 07/01/21.......................................   1,470   1,689,162
Madison Elementary School District No. 38 (GO) Series A
   2.000%, 07/01/20.......................................   1,400   1,446,746
Maricopa County Community College District (GO)
   4.000%, 07/01/18.......................................   2,210   2,375,220
   3.000%, 07/01/20.......................................   6,505   7,047,387
Maricopa County School District No. 3 Tempe Elementary
  (GO)
   3.000%, 07/01/21.......................................   1,410   1,538,705
Pima County (GO)
   3.000%, 07/01/16.......................................   1,625   1,643,070
                                                                   -----------
TOTAL ARIZONA.............................................          24,756,646
                                                                   -----------
ARKANSAS -- (1.4%)
Arkansas State (GO)
   5.000%, 04/01/18.......................................   6,890   7,519,608
   5.000%, 04/01/19.......................................   7,240   8,177,508
   5.000%, 04/01/21.......................................   4,300   5,136,737
   5.000%, 06/15/21.......................................   8,730  10,484,293
                                                                   -----------
TOTAL ARKANSAS............................................          31,318,146
                                                                   -----------
COLORADO -- (0.9%)
City & County of Denver (GO) Series A
   5.000%, 08/01/17.......................................   3,110   3,313,767
   5.000%, 08/01/18.......................................   7,745   8,540,721
   5.000%, 08/01/20.......................................   4,920   5,787,544

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
   4.000%, 12/01/18....................................... $ 1,185 $ 1,289,067
                                                                   -----------
TOTAL COLORADO............................................          18,931,099
                                                                   -----------
CONNECTICUT -- (2.6%)
City of Middletown (GO)
   5.000%, 04/01/21.......................................   1,905   2,266,207
Connecticut State (GO) Series A
   5.000%, 10/15/19.......................................   5,350   6,102,317
Connecticut State (GO) Series B (AMBAC)
   5.250%, 06/01/18.......................................  17,310  19,044,635
Connecticut State (GO) Series C
   5.000%, 06/01/18.......................................   9,980  10,922,811
Connecticut State (GO) Series F
   4.000%, 11/15/17.......................................   6,065   6,424,594
Connecticut State Special Tax Revenue (RB)
   5.000%, 01/01/19.......................................  11,000  12,292,940
                                                                   -----------
TOTAL CONNECTICUT.........................................          57,053,504
                                                                   -----------
DELAWARE -- (1.1%)
Delaware State (GO)
   5.000%, 07/01/19.......................................   5,000   5,703,400
Delaware State (GO) Series 2009C
   5.000%, 10/01/17.......................................   1,535   1,646,994
Delaware State (GO) Series A
   4.000%, 08/01/17.......................................   5,100   5,362,293
   5.000%, 08/01/19.......................................   5,745   6,570,556
Delaware State (GO) Series C
   5.000%, 03/01/18.......................................   5,265   5,733,427
                                                                   -----------
TOTAL DELAWARE............................................          25,016,670
                                                                   -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series B (AGM)
   5.250%, 06/01/18.......................................   2,265   2,493,086
                                                                   -----------
FLORIDA -- (2.8%)
Florida State (GO) Series A
   5.000%, 06/01/17.......................................     555     587,928
   5.000%, 06/01/18.......................................   4,000   4,393,480
   5.000%, 06/01/19.......................................  19,310  21,926,891
   5.000%, 06/01/19.......................................  10,100  11,468,752
   5.000%, 06/01/20.......................................   2,850   3,334,272
   5.000%, 01/01/21.......................................   2,340   2,781,277
Florida State (GO) Series B
   5.000%, 06/01/16.......................................   2,500   2,539,200
   5.000%, 06/01/17.......................................   9,700  10,275,501

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/16................................... $ 5,180 $ 5,280,596
                                                                 -----------
TOTAL FLORIDA...........................................          62,587,897
                                                                 -----------
GEORGIA -- (3.9%)
Athens-Clarke County Unified Government Water &
  Sewerage Revenue (RB)
     5.000%, 01/01/17...................................   1,100   1,145,243
City of Albany (GO)
     3.000%, 06/01/17...................................   2,220   2,291,839
De Kalb County School District (GO) (ST AID WITHHLDG)
     4.000%, 11/01/17...................................   8,575   9,078,610
Georgia State (GO) Series A
     5.000%, 07/01/19...................................   7,350   8,375,986
Georgia State (GO) Series A-1
     5.000%, 02/01/20...................................   4,210   4,885,747
Georgia State (GO) Series D
     5.000%, 07/01/17...................................  10,000  10,629,000
     5.000%, 02/01/19...................................   7,970   8,960,990
Georgia State (GO) Series E-1
     4.500%, 07/01/19...................................   6,890   7,736,161
Georgia State (GO) Series I
     5.000%, 07/01/19...................................  20,475  23,333,105
Georgia State Road & Tollway Authority (RB) Series A
     5.000%, 06/01/16...................................     255     258,871
     5.000%, 06/01/17...................................   1,000   1,056,720
Georgia State Road & Tollway Authority (RB) Series B
  (ST GTD)
     5.000%, 10/01/17...................................   8,510   9,130,890
                                                                 -----------
TOTAL GEORGIA...........................................          86,883,162
                                                                 -----------
HAWAII -- (2.2%)
City & County of Honolulu (GO) Series B
     5.000%, 11/01/19...................................   8,000   9,192,160
City & County of Honolulu (GO) Series B (AGM)
     5.250%, 07/01/17...................................   1,175   1,251,140
Hawaii State (GO) Series DK
     5.000%, 05/01/16...................................   6,620   6,698,116
Hawaii State (GO) Series DR
     5.000%, 06/01/19...................................   9,725  11,029,220
Hawaii State (GO) Series EE
     5.000%, 11/01/18...................................  11,495  12,802,786
Hawaii State (GO) Series EO
     5.000%, 08/01/22...................................   6,000   7,378,260
                                                                 -----------
TOTAL HAWAII............................................          48,351,682
                                                                 -----------

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency (RB)
     4.000%, 05/01/18................................... $ 6,195 $ 6,623,570
City of Peoria (GO) Series D
     4.000%, 01/01/17...................................   1,620   1,669,216
Du Page Cook & Will Counties Community College
  District No. 502 (GO)
     5.000%, 06/01/16...................................   5,000   5,076,050
                                                                 -----------
TOTAL ILLINOIS..........................................          13,368,836
                                                                 -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A
     5.000%, 06/01/18...................................   4,185   4,586,467
                                                                 -----------
KANSAS -- (0.8%)
City of Wichita (GO) Series A
     5.000%, 12/01/19...................................   3,960   4,559,821
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
     5.000%, 10/01/17...................................   5,635   6,043,200
Kansas State Department of Transportation (RB) Series
  C
     5.000%, 09/01/19...................................   4,975   5,687,768
Sedgwick County Unified School District No. 266 Maize
  (GO) Series A
     2.000%, 09/01/18...................................   1,000   1,029,780
                                                                 -----------
TOTAL KANSAS............................................          17,320,569
                                                                 -----------
KENTUCKY -- (--%)
Kentucky State Asset Liability Commission (RB)
  Series A (AMBAC)
     5.000%, 10/01/16...................................     500     515,235
                                                                 -----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
     5.000%, 02/01/18...................................   2,000   2,167,960
Louisiana State (GO) Series C
     5.000%, 08/01/21...................................   5,000   5,986,750
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
     5.000%, 03/01/16...................................     930     933,664
                                                                 -----------
TOTAL LOUISIANA.........................................           9,088,374
                                                                 -----------
MARYLAND -- (7.1%)
Anne County Arundel (GO)
     5.000%, 04/01/21...................................  12,740  15,240,225
Baltimore County (GO) Series B
     5.000%, 08/01/17...................................   6,550   6,984,199

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
MARYLAND -- (Continued)
     5.000%, 08/01/18................................... $ 5,000 $  5,522,850
Charles County (GO)
     5.000%, 03/01/19...................................   2,450    2,757,426
Maryland State (GO)
     5.000%, 03/01/19...................................   6,300    7,100,730
     5.000%, 08/01/19...................................   2,000    2,284,440
Maryland State (GO) Series A
     5.000%, 03/01/16...................................   3,900    3,915,990
     5.000%, 08/01/19...................................  20,000   22,844,400
Maryland State (GO) Series B
     5.000%, 08/01/19...................................  11,500   13,135,530
Maryland State (GO) Series C
     5.000%, 03/01/16...................................   1,000    1,004,100
     5.000%, 11/01/18...................................   9,305   10,363,630
Montgomery County (GO) Series B
     5.000%, 12/01/21...................................   4,000    4,875,680
Prince George's County (GO) Series B
     5.000%, 09/15/18...................................  16,190   17,960,538
     4.000%, 03/01/19...................................   9,575   10,501,573
     4.000%, 03/01/20...................................   9,780   10,978,637
Prince George's County (GO) Series C
     5.000%, 08/01/18...................................  10,075   11,128,543
Talbot County
     2.000%, 12/15/21...................................   1,330    1,385,474
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18...................................   2,350    2,580,582
Washington Suburban Sanitary Commission (GO) Series A
     4.000%, 06/01/18...................................   5,000    5,375,450
                                                                 ------------
TOTAL MARYLAND..........................................          155,939,997
                                                                 ------------
MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
     5.000%, 03/01/18...................................   3,960    4,308,876
Commonwealth of Massachusetts (GO) Series A
     5.000%, 04/01/17...................................   5,000    5,261,950
     5.000%, 05/01/21...................................  10,000   11,976,300
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18...................................   3,750    4,140,188
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20...................................   8,500    9,982,485
Commonwealth of Massachusetts (GO) Series D (AMBAC)
     5.500%, 10/01/19...................................   4,220    4,910,856
Commonwealth of Massachusetts (GO) Series E
     5.000%, 12/01/17...................................  15,000   16,189,200

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
MASSACHUSETTS -- (Continued)
Massachusetts Bay Transportation Authority (RB)
  Series A
     5.250%, 07/01/19................................... $ 3,115 $  3,573,684
Massachusetts Clean Water Trust (The) (RB)
     2.000%, 08/01/16...................................  13,000   13,113,620
     5.000%, 08/01/20...................................   5,830    6,860,802
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
     5.250%, 08/01/18...................................  18,000   19,969,560
                                                                 ------------
TOTAL MASSACHUSETTS.....................................          100,287,521
                                                                 ------------
MICHIGAN -- (1.7%)
Chippewa Valley Schools (GO) (Q-SBLF)
     5.000%, 05/01/17...................................   1,000    1,052,150
Michigan Finance Authority (RB) Series A
     5.000%, 07/01/16...................................   2,590    2,640,634
     5.000%, 07/01/18...................................  17,150   18,875,290
Michigan State (GO)
     5.000%, 11/01/19...................................  13,000   14,901,120
                                                                 ------------
TOTAL MICHIGAN..........................................           37,469,194
                                                                 ------------
MINNESOTA -- (3.7%)
City of Minneapolis (GO)
     1.000%, 12/01/16...................................  10,200   10,250,490
     2.000%, 12/01/18...................................   5,085    5,245,127
City of Rochester (GO) Series A
     5.000%, 02/01/18...................................   2,590    2,810,746
Lakeville Independent School District No. 194 (GO)
  Series D (SD CRED PROG)
     5.000%, 02/01/19...................................   4,425    4,952,858
Minnesota State (GO) Series A
     5.000%, 08/01/17...................................  13,665   14,568,803
Minnesota State (GO) Series B
     5.000%, 08/01/19...................................   4,000    4,565,880
     4.000%, 08/01/20...................................   8,800    9,957,464
Minnesota State (GO) Series D
     5.000%, 08/01/21...................................   7,230    8,733,695
Minnesota State (GO) Series E
     2.000%, 08/01/19...................................     725      752,884
Minnesota State (GO) Series F
     5.000%, 10/01/17...................................  12,000   12,873,360
University of Minnesota (RB) Series A (GO OF UNIV)
     5.000%, 12/01/17...................................   6,040    6,518,851
                                                                 ------------
TOTAL MINNESOTA.........................................           81,230,158
                                                                 ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
MISSOURI -- (0.9%)
Jackson County Reorganized School District No. 7 (GO)
     3.000%, 03/01/21................................... $ 2,375 $ 2,593,548
Missouri State (GO) Series A
     4.000%, 10/01/17...................................  11,850  12,518,932
     5.000%, 12/01/20...................................   4,515   5,368,741
                                                                 -----------
TOTAL MISSOURI..........................................          20,481,221
                                                                 -----------
NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16...................................   5,220   5,331,447
                                                                 -----------
NEVADA -- (1.0%)
City of Henderson NV (GO)
     5.000%, 06/01/19...................................   5,295   5,975,302
Clark County (GO)
     5.000%, 11/01/16...................................   7,425   7,676,336
Clark County School District (GO) Series B (AMBAC)
     4.500%, 06/15/17...................................   5,770   6,071,713
Clark County School District (GO) Series C
     5.000%, 06/15/16...................................   1,000   1,017,020
Nevada State (RB)
     5.000%, 12/01/17...................................     500     539,260
Washoe County School District (GO) Series A
     3.000%, 06/01/19...................................   1,125   1,198,451
                                                                 -----------
TOTAL NEVADA............................................          22,478,082
                                                                 -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
     3.000%, 06/15/16...................................   1,850   1,868,630
     3.000%, 06/15/17...................................   1,000   1,033,310
City of Nashua (GO)
     5.000%, 03/15/17...................................   1,400   1,470,868
     4.000%, 07/15/21...................................   1,720   1,981,182
                                                                 -----------
TOTAL NEW HAMPSHIRE.....................................           6,353,990
                                                                 -----------
NEW JERSEY -- (0.6%)
East Windsor Regional School District (GO) (SCH BD
  RES FD)
     3.000%, 03/01/16...................................     625     626,369
Livingston Township (GO)
     3.000%, 01/15/17...................................   1,810   1,853,186
Monmouth County (GO)
     5.000%, 07/15/20...................................   4,540   5,334,954
     5.000%, 07/15/21...................................   3,770   4,550,126
                                                                 -----------
TOTAL NEW JERSEY........................................          12,364,635
                                                                 -----------

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
NEW MEXICO -- (0.9%)
City of Albuquerque (GO) Series A
     5.000%, 07/01/18................................... $ 4,775 $ 5,242,090
New Mexico State (GO)
     5.000%, 03/01/17...................................   4,745   4,973,662
     5.000%, 03/01/19...................................   1,500   1,690,650
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
     5.000%, 07/01/19...................................   6,500   7,376,785
                                                                 -----------
TOTAL NEW MEXICO........................................          19,283,187
                                                                 -----------
NEW YORK -- (7.4%)
Brewster Central School District (GO) (ST AID
  WITHHLDG)
     2.000%, 10/01/19...................................   1,160   1,197,781
City of New York (GO) Series 1
     5.000%, 08/01/17...................................     875     932,601
City of New York (GO) Series A
     2.000%, 02/01/19...................................     500     516,215
City of New York (GO) Series G
     5.000%, 08/01/18...................................   8,000   8,813,520
     5.000%, 08/01/19...................................  15,310  17,402,265
     5.000%, 08/01/21...................................   5,915   7,082,325
City of New York (GO) Series H-2
     3.000%, 06/01/16...................................   4,000   4,036,680
City of New York (GO) Series H-A
     5.000%, 03/01/19...................................  10,105  11,340,134
Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16...................................   3,740   3,765,469
New York State (GO) Series A
     4.000%, 03/01/18...................................     400     427,008
New York State Dormitory Authority (RB) Series A
     5.000%, 03/15/16...................................  20,000  20,114,800
     5.000%, 02/15/18...................................  11,440  12,419,264
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/20...................................  15,000  17,359,500
     5.000%, 02/15/22...................................   4,000   4,843,200
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19...................................     700     788,004
New York State Urban Development Corp. (RB)
     5.000%, 12/15/17...................................   5,765   6,233,983
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/17...................................   2,195   2,306,111
New York State Urban Development Corp. (RB) Series C
     5.000%, 12/15/18...................................     250     279,317
Suffolk County (GO) Series A
     4.000%, 04/01/16...................................   1,035   1,041,282

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
NEW YORK -- (Continued)
     3.000%, 05/15/16................................... $ 3,325 $  3,350,503
Suffolk County (GO) Series B
     3.000%, 10/15/16...................................   2,000    2,033,040
Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16...................................   3,315    3,355,145
Town of Brookhaven (GO) Series A
     3.000%, 02/01/19...................................   5,080    5,397,602
Town of Hempstead (GO) Series B
     5.000%, 02/01/17...................................   5,165    5,398,458
     5.000%, 02/01/18...................................   9,915   10,741,415
Triborough Bridge & Tunnel Authority (RB) Series B
     4.000%, 11/15/18...................................  11,860   12,899,055
                                                                 ------------
TOTAL NEW YORK..........................................          164,074,677
                                                                 ------------
NORTH CAROLINA -- (3.9%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16...................................   2,335    2,371,706
County of Onslow NC (GO)
     4.000%, 12/01/17...................................     525      556,999
Davie County (GO)
     5.000%, 05/01/20...................................   1,595    1,856,564
Mecklenburg County (GO) Series B
     2.000%, 03/01/16...................................   5,000    5,007,800
North Carolina State (GO) Series A
     5.000%, 03/01/17...................................  14,595   15,319,496
     5.000%, 03/01/19...................................   5,000    5,635,500
North Carolina State (GO) Series B
     5.000%, 04/01/16...................................   7,350    7,410,417
     5.000%, 06/01/18...................................  29,730   32,647,107
Wake County (GO)
     5.000%, 03/01/19...................................   7,225    8,143,297
Wake County (GO) Series A
     5.000%, 05/01/17...................................   2,675    2,824,827
Wake County (GO) Series B
     5.000%, 05/01/18...................................   4,625    5,063,774
                                                                 ------------
TOTAL NORTH CAROLINA....................................           86,837,487
                                                                 ------------
OHIO -- (5.1%)
City of Columbus (GO) Series 1
     5.000%, 07/01/20...................................  10,000   11,726,500
City of Columbus (GO) Series A
     5.000%, 02/15/17...................................   8,550    8,953,304
     5.000%, 02/15/19...................................  10,000   11,252,900
     3.000%, 07/01/21...................................  12,830   14,057,574
Greater Cleveland Regional Transit Authority (GO)
  Series B
     5.000%, 12/01/16...................................   2,725    2,828,468
Ohio State (GO)
     5.000%, 09/01/19...................................   4,215    4,818,883

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
OHIO -- (Continued)
Ohio State (GO) Series A
     3.000%, 05/01/20................................... $ 5,000 $  5,399,350
     5.000%, 05/01/20...................................   7,000    8,154,300
     5.000%, 09/15/21...................................   2,335    2,819,746
Ohio State (GO) Series B
     5.000%, 08/01/19...................................   7,270    8,290,417
     5.000%, 08/01/20...................................  10,000   11,729,600
     5.000%, 06/15/21...................................   9,500   11,403,610
Ohio State (GO) Series C
     5.000%, 08/01/17...................................   2,475    2,636,766
     5.000%, 09/15/18...................................   1,300    1,441,804
Ohio State (GO) Series T
     5.000%, 04/01/21...................................   2,040    2,435,821
Ohio State Water Development Authority (RB) Series A
     5.000%, 06/01/16...................................   3,080    3,128,418
     5.000%, 06/01/21...................................   1,825    2,193,340
                                                                 ------------
TOTAL OHIO..............................................          113,270,801
                                                                 ------------
OKLAHOMA -- (1.2%)
Cleveland County Independent School District No. 29
  (GO)
     1.500%, 03/01/16...................................   4,415    4,419,768
     1.500%, 03/01/17...................................   1,465    1,478,508
Payne County Independent School District No. 16
  Stillwater (GO)
     1.500%, 06/01/17...................................   3,355    3,390,395
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
     2.000%, 08/01/17...................................   5,800    5,911,012
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
     1.500%, 07/01/18...................................   6,970    7,081,241
Tulsa County Independent School District No. 3 (GO)
     2.000%, 04/01/16...................................   4,300    4,313,115
                                                                 ------------
TOTAL OKLAHOMA..........................................           26,594,039
                                                                 ------------
OREGON -- (0.6%)
Multnomah County (GO)
     5.000%, 08/01/19...................................   4,580    5,216,071
Oregon State (GO) Series I
     5.000%, 05/01/17...................................   7,565    7,987,732
                                                                 ------------
TOTAL OREGON............................................           13,203,803
                                                                 ------------
PENNSYLVANIA -- (4.9%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18...................................   3,755    4,115,668
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17...................................   9,000    9,461,790

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
PENNSYLVANIA -- (Continued)
    5.000%, 11/15/18.................................. $10,645 $ 11,813,821
    5.000%, 07/01/19..................................   7,655    8,654,513
    5.000%, 04/01/20..................................   8,500    9,792,085
Commonwealth of Pennsylvania (GO) Series 2
    5.000%, 10/15/19..................................   2,250    2,565,517
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/16..................................   7,420    7,433,950
    5.000%, 05/01/16..................................   2,025    2,048,794
    5.000%, 02/15/19..................................   5,010    5,600,879
Conestoga Valley School District (GO) (ST AID
  WITHHLDG)
    4.000%, 01/15/17..................................   2,680    2,766,966
Council Rock School District (GO) Series C (ST AID
  WITHHLDG)
    5.000%, 11/15/17..................................   5,285    5,680,107
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
    5.000%, 07/01/17..................................  19,555   20,782,076
    5.000%, 07/01/19..................................  14,735   16,765,188
                                                               ------------
TOTAL PENNSYLVANIA....................................          107,481,354
                                                               ------------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO)
    5.000%, 08/01/19..................................   4,700    5,352,736
Rhode Island State (GO) Series A
    4.000%, 08/01/17..................................   2,065    2,168,023
                                                               ------------
TOTAL RHODE ISLAND....................................            7,520,759
                                                               ------------
SOUTH CAROLINA -- (4.1%)
Beaufort County School District (GO) Series D (SCSDE)
    5.000%, 03/01/17..................................   6,425    6,736,099
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
    5.000%, 02/01/19..................................   7,595    8,524,932
Clemson University (RB)
    2.000%, 05/01/16..................................   1,355    1,360,989
Darlington County School District (GO) (SCSDE)
    3.000%, 03/01/19..................................   3,000    3,187,980
Dorchester County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 03/01/21..................................   1,885    2,240,907
Florence County (GO) (ST AID WITHHLDG)
    4.000%, 06/01/19..................................  15,000   16,489,800
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/19..................................   3,730    4,191,961

                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
SOUTH CAROLINA -- (Continued)
Lexington & Richland School District No. 5 (GO)
  Series B (SCDSE)
    5.000%, 03/01/21.................................. $ 1,660 $  1,980,662
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/20..................................   5,520    6,380,126
    5.000%, 02/01/21..................................   7,000    8,323,140
Richland County School District No. 2 (GO) Series C
  (SCSDE)
    5.000%, 02/01/16..................................   6,330    6,330,000
    5.000%, 02/01/19..................................   5,740    6,433,736
South Carolina State (GO) Series A
    5.000%, 06/01/20..................................   8,945   10,481,483
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/16..................................   7,415    7,641,973
                                                               ------------
TOTAL SOUTH CAROLINA..................................           90,303,788
                                                               ------------
TENNESSEE -- (4.0%)
City of Chattanooga (GO) Series A
    4.000%, 09/01/18..................................   9,160    9,901,410
City of Kingsport (GO) Series B
    3.000%, 04/01/17..................................   2,005    2,063,426
City of Memphis (GO) (NATL-RE)
    5.250%, 10/01/18..................................   4,000    4,464,320
City of Memphis (GO) Series A
    5.000%, 04/01/17..................................   1,230    1,294,292
    5.000%, 04/01/21..................................   4,550    5,415,228
City of Memphis (GO) Series D
    5.000%, 07/01/19..................................   4,180    4,754,416
Hamilton County (GO) Series A
    5.000%, 05/01/21..................................   3,895    4,678,012
Metropolitan Government Nashville & Davidson County
  Health & Educational Facs Bd (RB) Series E
    4.000%, 10/01/17..................................   1,500    1,584,165
Metropolitan Government of Nashville & Davidson
  County (GO)
    5.000%, 07/01/21..................................   9,055   10,910,369
Shelby County (GO) Series A
    5.000%, 04/01/17..................................  17,400   18,311,586
    5.000%, 04/01/20..................................  18,135   21,084,114
    5.000%, 03/01/21..................................   2,550    3,039,804
                                                               ------------
TOTAL TENNESSEE.......................................           87,501,142
                                                               ------------
TEXAS -- (9.4%)
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
    5.000%, 02/15/16..................................   6,570    6,582,614

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
TEXAS -- (Continued)
City of Allen (GO)
    5.000%, 08/15/21.................................. $ 1,840 $  2,206,694
City of Dallas (GO)
    5.000%, 02/15/19..................................   8,400    9,441,684
City of Dallas (GO) Series A
    5.000%, 02/15/16..................................   2,520    2,524,712
City of Dallas (GO) Series A (ETM)
    5.000%, 02/15/16..................................      10       10,016
City of El Paso (GO)
    3.000%, 08/15/17..................................     500      518,600
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/18..................................  10,690   11,609,554
    5.000%, 02/15/19..................................     830      931,600
City of Frisco (GO) (NATL-RE FGIC)
    5.250%, 02/15/16..................................   1,175    1,177,315
City of Frisco (GO) Series A
    5.000%, 02/15/21..................................   4,825    5,751,738
City of Houston (GO) Series A
    4.000%, 03/01/16..................................   4,500    4,514,445
    5.000%, 03/01/16..................................  17,850   17,922,114
    4.000%, 03/01/18..................................   2,000    2,131,180
City of San Antonio (GO)
    5.000%, 02/01/20..................................   7,350    8,526,588
City of San Antonio Electric & Gas
    5.000%, 02/01/19..................................     700      784,602
City of San Antonio Public Service Board (RB) Series A
    5.000%, 02/01/16..................................   2,875    2,875,000
Comal Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/01/18..................................   3,990    4,320,093
Dallas Area Rapid Transit (RB) Series A
    5.000%, 12/01/16..................................   8,000    8,303,120
Dallas Independent School District (GO) (PSF-GTD)
    5.250%, 02/15/18..................................   2,000    2,181,700
El Paso County (GO) (NATL-RE)
    5.000%, 02/15/16..................................   2,490    2,494,656
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
    5.000%, 08/15/17..................................   1,000    1,067,210
North Texas Municipal Water District (RB)
    5.000%, 06/01/16..................................   2,130    2,163,334
Northside Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/18..................................   1,250    1,357,800
Permanent University Fund (RB)
    5.000%, 07/01/18..................................  12,585   13,860,616

                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
TEXAS -- (Continued)
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17.................................. $   900 $    941,976
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................   2,500    2,895,400
San Jacinto College District (GO)
    5.000%, 02/15/17..................................   5,000    5,234,800
State of Texas (GO)
    5.000%, 10/01/23..................................   1,425    1,782,319
Texas State (GO)
    5.000%, 10/01/16..................................   6,125    6,312,486
    5.000%, 04/01/17..................................  15,000   15,803,850
    5.000%, 04/01/19..................................   4,350    4,907,452
Texas State (GO) Series A
    5.000%, 10/01/21..................................   2,200    2,657,534
Texas State (GO) Series B
    5.000%, 10/01/16..................................  10,070   10,378,243
Texas Tech University (RB) Series 12
    5.000%, 02/15/16..................................   2,095    2,098,918
Texas Tech University (RB) Series A
    5.000%, 08/15/19..................................   3,025    3,438,366
Texas Transportation Commission State Highway Fund
  (RB) Series A
    4.750%, 04/01/17..................................  16,750   17,581,135
    5.000%, 04/01/18..................................   5,000    5,459,150
    5.000%, 04/01/19..................................   5,110    5,766,584
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19..................................   7,975    9,106,573
                                                               ------------
TOTAL TEXAS...........................................          207,621,771
                                                               ------------
UTAH -- (2.3%)
Alpine School District (GO) (SCH BD GTY)
    3.000%, 03/15/16..................................   2,770    2,779,501
    4.500%, 03/15/17..................................   4,000    4,180,240
    5.000%, 03/15/21..................................     940    1,122,933
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/19..................................  16,420   18,653,284
Utah State (GO)
    5.000%, 07/01/22..................................   9,690   11,968,991
Utah State (GO) Series C
    5.000%, 07/01/18..................................   3,150    3,470,072
    4.500%, 07/01/19..................................   6,675    7,497,160
                                                               ------------
TOTAL UTAH............................................           49,672,181
                                                               ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17.................................. $   625 $    667,506
                                                               ------------
VIRGINIA -- (7.8%)
Arlington County (GO) (ST AID WITHHLDG)
    4.000%, 08/15/21..................................   2,125    2,448,765
Chesterfield County (GO) Series A
    5.000%, 01/01/19..................................   3,575    4,005,073
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21..................................   2,700    3,258,387
City of Norfolk (GO) Series A
    4.000%, 03/01/16..................................   2,000    2,006,400
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19..................................   2,500    2,862,475
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20..................................   1,000    1,160,740
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17..................................     145      152,457
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17..................................  10,460   11,082,056
    5.000%, 06/01/19..................................  10,250   11,646,255
    5.000%, 06/01/19..................................   5,705    6,482,135
Fairfax County (GO) Series A (ST AID WITHHLDG)
    4.000%, 04/01/16..................................   3,065    3,084,524
    4.000%, 10/01/18..................................   5,380    5,832,350
    4.000%, 10/01/19..................................  12,300   13,670,097
    4.000%, 10/01/20..................................  15,530   17,638,819
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18..................................  10,000   11,103,600
    4.000%, 04/01/19..................................   7,000    7,688,520
Henrico County (GO)
    5.000%, 07/15/19..................................   5,460    6,230,734
University of Virginia (RB) Series B
    5.000%, 08/01/21..................................  15,000   18,093,000
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18..................................   8,370    9,229,934
Virginia Public School Authority (RB) (ST AID
  WITHHLDG)
    5.000%, 08/01/19..................................  15,580   17,737,986
Virginia Public School Authority (RB) Series A (ST
  AID WITHHLDG)
    4.000%, 08/01/17..................................   6,465    6,796,525
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19..................................   4,875    5,412,420

                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
VIRGINIA -- (Continued)
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
    5.000%, 07/15/19.................................. $ 4,080 $  4,652,954
                                                               ------------
TOTAL VIRGINIA........................................          172,276,206
                                                               ------------
WASHINGTON -- (3.5%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
    5.000%, 02/01/18..................................   3,000    3,252,540
City of Seattle (GO)
    5.000%, 12/01/17..................................   4,050    4,370,315
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19..................................   3,890    4,441,407
King County School District No. 405 Bellevue (GO)
  (SCH BD GTY)
    5.000%, 12/01/18..................................   1,240    1,384,212
King County School District No. 405 Bellevue (GO)
  Series B (SCH BD GTY)
    5.000%, 12/01/16..................................   4,080    4,233,204
King County Sewer Revenue (RB)
    5.000%, 01/01/18..................................   4,670    5,047,710
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18..................................   3,190    3,557,169
    5.000%, 12/01/19..................................   5,810    6,687,659
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
    5.000%, 12/01/18..................................     500      556,215
Washington State (GO)
    5.000%, 07/01/17..................................   4,975    5,285,738
    5.000%, 07/01/20..................................   3,650    4,273,274
Washington State (GO) Series 2010A
    5.000%, 08/01/18..................................   4,500    4,965,840
Washington State (GO) Series 2013A
    5.000%, 08/01/21..................................   4,245    5,105,249
Washington State (GO) Series A
    5.000%, 08/01/18..................................   2,735    3,018,127
Washington State (GO) Series A-1
    5.000%, 08/01/21..................................   1,500    1,803,975
Washington State (GO) Series D
    5.000%, 02/01/19..................................   1,710    1,918,295
Washington State (GO) Series E
    5.000%, 02/01/19..................................   4,080    4,576,985
Washington State (GO) Series R
    5.000%, 07/01/18..................................   7,065    7,773,902

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2010A
       5.000%, 01/01/17............................. $     1,215 $    1,266,917
Washington State (GO) Series R-2015
       5.000%, 07/01/18.............................       4,160      4,577,414
                                                                 --------------
TOTAL WASHINGTON....................................                 78,096,147
                                                                 --------------
WEST VIRGINIA -- (0.5%)
West Virginia State
       5.000%, 06/01/21.............................       9,620     11,545,058
                                                                 --------------
WISCONSIN -- (3.8%)
City of Milwaukee (GO) Series N2
       5.000%, 04/01/17.............................       5,000      5,259,550
       5.000%, 05/01/19.............................      10,010     11,305,494
       5.000%, 04/01/20.............................       5,860      6,794,729
State of Wisconsin (GO) Series 1 (AMBAC)
       5.000%, 05/01/19.............................       3,475      3,931,893
Wisconsin State (GO) Series 1 (AMBAC)
       5.000%, 05/01/16.............................      14,075     14,241,366
       5.000%, 05/01/17.............................       9,000      9,501,750
Wisconsin State (GO) Series 2
       5.000%, 11/01/19.............................       4,000      4,596,080
       5.000%, 11/01/21.............................       5,475      6,636,576
Wisconsin State (GO) Series A
       4.000%, 05/01/16.............................       5,090      5,137,744
       5.000%, 05/01/16.............................       4,780      4,836,500
Wisconsin State (GO) Series B
       5.000%, 05/01/21.............................       9,655     11,563,118
                                                                 --------------
TOTAL WISCONSIN.....................................                 83,804,800
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              2,192,012,678
                                                                 --------------
TOTAL INVESTMENT SECURITIES.........................              2,192,012,678
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
       JPMorgan Tax Free Money Market Fund, 0.010%..  16,635,047     16,635,047
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,187,071,031)^^...........................             $2,208,647,725
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Municipal Bonds............          -- $2,192,012,678   --    $2,192,012,678
 Temporary Cash Investments. $16,635,047             --   --        16,635,047
                             ----------- --------------   --    --------------
 TOTAL...................... $16,635,047 $2,192,012,678   --    $2,208,647,725
                             =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MUNICIPAL BONDS -- (99.5%)

ALABAMA -- (0.3%)
Alabama State (GO) Series A
       5.000%, 08/01/19.................................. $2,600 $ 2,966,860
       5.000%, 08/01/21..................................    250     301,550
                                                                 -----------
TOTAL ALABAMA............................................          3,268,410
                                                                 -----------
ALASKA -- (0.9%)
Borough of North Slope (GO) Series A
       4.000%, 06/30/18..................................    400     429,276
City of Anchorage (GO) Series B
       5.000%, 09/01/21..................................  3,845   4,626,381
       5.000%, 09/01/23..................................    200     249,474
City of Anchorage (GO) Series C
       5.000%, 09/01/24..................................  2,765   3,495,430
                                                                 -----------
TOTAL ALASKA.............................................          8,800,561
                                                                 -----------
ARIZONA -- (0.7%)
Maricopa County Community College District (GO)
       4.000%, 07/01/18..................................  4,000   4,299,040
Maricopa County High School District No. 210-Phoenix
  (GO)
       3.000%, 07/01/23..................................  1,810   1,990,403
Pima County (GO)
       3.000%, 07/01/16..................................    450     455,004
                                                                 -----------
TOTAL ARIZONA............................................          6,744,447
                                                                 -----------
ARKANSAS -- (1.3%)
Arkansas State (GO)
       5.000%, 04/01/18..................................  2,500   2,728,450
       5.000%, 04/01/21..................................  1,000   1,194,590
       5.000%, 06/15/21..................................  3,750   4,503,562
       5.000%, 04/01/22..................................  2,800   3,415,160
Springdale School District No. 50 (GO) Series A (ST
  AID WITHHLDG)
       4.000%, 06/01/16..................................    400     404,952
                                                                 -----------
TOTAL ARKANSAS...........................................         12,246,714
                                                                 -----------
CALIFORNIA -- (1.2%)
California State (GO) Series B
       5.000%, 09/01/25..................................  9,000  11,459,610
                                                                 -----------
COLORADO -- (1.3%)
Adams & Arapahoe Joint School District 28J (GO) (ST
  AID WITHHLDG)
       5.000%, 12/01/21..................................    425     514,569
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
       3.000%, 12/15/16..................................    750     766,785


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
COLORADO -- (Continued)
       5.000%, 12/15/19.................................. $3,115 $ 3,591,533
Boulder County (RB)
       5.000%, 07/15/18..................................    540     594,221
City & County of Denver (GO) Series A
       5.000%, 08/01/19..................................  2,085   2,379,965
Denver City & County School District No 1 (GO) Series
  A (NATL-RE ST AID WITHHLDG)
       5.250%, 12/01/21..................................  2,490   3,063,820
Denver City & County School District No. 1 (GO)
  Series C (ST AID WITHHLDG)
       3.000%, 12/01/23..................................  1,540   1,713,604
                                                                 -----------
TOTAL COLORADO...........................................         12,624,497
                                                                 -----------
CONNECTICUT -- (2.0%)
City of Middletown (GO)
       4.000%, 04/01/22..................................  1,350   1,548,747
Connecticut State (GO) Series A
       5.000%, 10/15/17..................................  2,500   2,684,425
       5.000%, 10/15/18..................................  3,300   3,658,182
       5.000%, 10/15/19..................................    600     684,372
Connecticut State (GO) Series B (AMBAC)
       5.250%, 06/01/18..................................  6,800   7,481,428
Connecticut State (GO) Series E
       5.000%, 08/15/19..................................  2,775   3,150,069
Connecticut State Special Tax Revenue (ST) Revenue
  Series A (AMBAC)
       4.000%, 08/01/16..................................    300     305,541
Town of Trumbull (GO) Series A
       3.000%, 09/01/16..................................    450     456,903
                                                                 -----------
TOTAL CONNECTICUT........................................         19,969,667
                                                                 -----------
DELAWARE -- (1.1%)
Delaware State (GO) Series 2009C
       5.000%, 10/01/17..................................  3,080   3,304,717
Delaware State (GO) Series A
       5.000%, 08/01/23..................................  2,225   2,805,636
Delaware State (GO) Series B
       5.000%, 07/01/18..................................  2,395   2,638,954
New Castle County (GO) Series B
       5.000%, 07/15/22..................................    700     862,666
New County Castle (GO)
       5.000%, 10/01/23..................................  1,000   1,257,330
                                                                 -----------
TOTAL DELAWARE...........................................         10,869,303
                                                                 -----------
DISTRICT OF COLUMBIA -- (1.4%)
District of Columbia (GO) Series A
       5.000%, 06/01/20..................................  3,445   4,024,001

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
DISTRICT OF COLUMBIA -- (Continued)
       5.000%, 06/01/23.................................. $2,000 $ 2,487,140
       5.000%, 06/01/25..................................  1,500   1,906,005
District of Columbia (GO) Series B
       5.000%, 06/01/25..................................  4,500   5,718,015
                                                                 -----------
TOTAL DISTRICT OF COLUMBIA...............................         14,135,161
                                                                 -----------
FLORIDA -- (3.5%)
Board of Governors State University System of Florida
  (RB) Series A
       3.000%, 07/01/24..................................  2,580   2,756,085
City of Jacksonville (RB)
       5.000%, 10/01/18..................................    315     347,477
City of Tallahassee Energy System Revenue (RB)
       5.000%, 10/01/20..................................    250     292,070
Florida State (GO) Series A
       5.000%, 06/01/17..................................    150     158,900
       5.000%, 06/01/18..................................  5,000   5,491,850
       5.000%, 06/01/19..................................  1,860   2,112,067
       5.000%, 06/01/20..................................  4,000   4,679,680
       5.000%, 06/01/24..................................  1,400   1,765,988
Florida State (GO) Series B
       5.000%, 06/01/17..................................    300     317,799
       5.000%, 06/01/20..................................  2,400   2,807,808
       5.000%, 06/01/23..................................    350     435,799
Florida State (GO) Series C
       5.000%, 06/01/20..................................  3,000   3,509,760
Florida State (GO) Series D
       5.000%, 06/01/22..................................  1,000   1,226,080
Pasco County Water & Sewer (RB) Series A
       4.000%, 10/01/17..................................    320     337,955
Peace River/Manasota Regional Water Supply Authority
  (RB)
       5.000%, 10/01/25..................................  2,030   2,554,410
Tampa Bay Water (RB) Series A
       5.000%, 10/01/25..................................  2,850   3,649,539
Tampa Bay Water (RB) Series A (ETM)
       5.000%, 10/01/16..................................    520     535,808
       5.000%, 10/01/16..................................    480     494,592
Tampa Bay Water Supply (RB)
       5.000%, 10/01/19..................................    450     514,894
                                                                 -----------
TOTAL FLORIDA............................................         33,988,561
                                                                 -----------
GEORGIA -- (2.4%)
City of Atlanta (GO)
       5.000%, 12/01/19..................................  5,875   6,755,310
Columbia County School District (GO) (ST AID WITHHLDG)
       5.000%, 04/01/20..................................  1,700   1,977,967

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
GEORGIA -- (Continued)
DeKalb County Water & Sewerage Revenue (RB) Series B
       5.250%, 10/01/24.................................. $2,830 $ 3,612,297
Georgia State (GO) Series A-1
       5.000%, 02/01/22..................................  2,730   3,337,125
Georgia State (GO) Series I
       5.000%, 07/01/19..................................  4,000   4,558,360
       5.000%, 07/01/20..................................    900   1,057,518
Georgia State Road & Tollway Authority (RB) Series A
       5.000%, 06/01/16..................................  1,200   1,218,216
Gordon County School District (GO) (ST AID WITHHLDG)
       3.000%, 09/01/17..................................    250     258,965
Gwinnett County Water & Sewerage Authority (RB) (CNTY
  GTD)
       3.000%, 08/01/17..................................    375     388,312
                                                                 -----------
TOTAL GEORGIA............................................         23,164,070
                                                                 -----------
HAWAII -- (3.0%)
City & County of Honolulu (GO) Series B
       5.000%, 08/01/20..................................  1,470   1,723,546
       5.000%, 10/01/23..................................    200     249,658
       5.000%, 10/01/24..................................  6,870   8,669,596
       5.000%, 10/01/25..................................  4,925   6,286,615
City & County of Honolulu (GO) Series B (AGM)
       5.250%, 07/01/17..................................    545     580,316
City & County of Honolulu (GO) Series C
       2.000%, 11/01/16..................................  1,230   1,244,612
Hawaii State (GO) Series DO
       5.000%, 08/01/16..................................    100     102,315
Hawaii State (GO) Series EA
       5.000%, 12/01/21..................................    850   1,032,869
Hawaii State (GO) Series EE
       5.000%, 11/01/20..................................    515     609,163
Hawaii State (GO) Series EF
       5.000%, 11/01/22..................................  2,240   2,768,573
Hawaii State (GO) Series ET
       3.000%, 10/01/23..................................  3,710   4,071,799
Maui County (GO)
       5.000%, 06/01/18..................................  1,750   1,921,710
                                                                 -----------
TOTAL HAWAII.............................................         29,260,772
                                                                 -----------
ILLINOIS -- (0.1%)
University of Illinois (RB) Series A
       5.000%, 04/01/20..................................    500     570,110
                                                                 -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
       4.000%, 06/01/18.................................. $  700 $   748,027
County of Black Hawk IA (GO) Series A
       5.000%, 06/01/19..................................  1,200   1,358,388
State of Iowa (RB) Series A
       5.000%, 06/01/18..................................    275     301,381
                                                                 -----------
TOTAL IOWA...............................................          2,407,796
                                                                 -----------
KANSAS -- (2.3%)
City of Lenexa (GO) Series A
       5.000%, 09/01/21..................................    525     634,841
City of Wichita (GO) Series A
       5.000%, 12/01/19..................................  3,000   3,454,410
Johnson County (GO) Series B
       3.000%, 09/01/22..................................  2,260   2,499,944
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
       5.000%, 10/01/23..................................    445     558,782
Johnson County Unified School District No. 232 (GO)
  Series A
       5.000%, 09/01/17..................................    400     426,940
Johnson County Unified School District No. 232 (GO)
  Series A-REF
       5.000%, 09/01/20..................................  2,550   2,971,668
Kansas State Department of Transportation (RB) Series
  A
       5.000%, 09/01/17..................................  4,075   4,357,438
Saline County Unified School District No. 305 Salina
  (GO)
       5.000%, 09/01/20..................................  1,860   2,181,148
Sedgwick County (GO) Series B
       3.000%, 08/01/17..................................    500     518,285
Sedgwick County Unified School District No. 260 (GO)
       5.000%, 10/01/21..................................  1,325   1,590,914
State of Kansas Department of Transportation (RB)
  Series A
       5.000%, 09/01/21..................................  2,500   3,018,550
Wyandotte County Unified Government (GO) Series A
       3.000%, 08/01/18..................................    580     609,093
                                                                 -----------
TOTAL KANSAS.............................................         22,822,013
                                                                 -----------
KENTUCKY -- (0.1%)
Louisville Water Co. (RB) Series A
       4.000%, 11/15/21..................................  1,215   1,408,938
                                                                 -----------
LOUISIANA -- (2.4%)
Bossier Parish School Board (GO)
       4.000%, 03/01/17..................................  1,020   1,057,648

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
LOUISIANA -- (Continued)
Lafayette Consolidated Government (RB) Series ST-A
       4.000%, 03/01/17.................................. $ 1,330 $ 1,378,651
Louisiana State (GO) Series A
       5.000%, 11/15/19..................................   2,590   2,970,523
       5.000%, 02/01/24..................................   2,000   2,462,840
Louisiana State (GO) Series C
       5.000%, 07/15/22..................................  12,765  15,528,112
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
       5.000%, 03/01/16..................................     575     577,266
                                                                  -----------
TOTAL LOUISIANA..........................................          23,975,040
                                                                  -----------
MAINE -- (0.4%)
Maine State (GO) Series B
       5.000%, 06/01/20..................................   3,000   3,505,590
                                                                  -----------
MARYLAND -- (5.7%)
Anne Arundel County (GO)
       5.000%, 04/01/22..................................   2,475   3,028,608
Baltimore County (GO)
       5.000%, 08/01/22..................................     400     493,008
Baltimore County (GO) Series B
       5.000%, 08/01/24..................................   5,800   7,376,266
Baltimore County (GO) Series C
       4.000%, 09/01/18..................................   2,410   2,608,295
Carroll County (GO)
       4.000%, 11/01/18..................................   2,890   3,134,754
Charles County (GO)
       5.000%, 03/01/19..................................   2,000   2,250,960
City of Baltimore (GO) Series B
       5.000%, 10/15/22..................................   8,060   9,909,367
Howard County (GO) Series A
       5.000%, 02/15/18..................................   2,000   2,173,320
Maryland State (GO)
       5.000%, 03/01/19..................................   4,680   5,274,828
Maryland State (GO) Series A
       5.000%, 03/01/16..................................   1,000   1,004,100
Maryland State (GO) Series B
       5.000%, 08/01/19..................................   2,500   2,855,550
Maryland State (GO) Series C
       5.000%, 11/01/18..................................   5,000   5,568,850
Prince George's County (GO) Series B
       5.000%, 09/15/18..................................   2,000   2,218,720
       4.000%, 03/01/22..................................   2,480   2,890,564
Town of Ocean City (GO)
       3.000%, 10/01/18..................................     825     872,017
Washington Suburban Sanitary Commission (GO) Series A
       4.000%, 06/01/18..................................   1,550   1,666,389

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MARYLAND -- (Continued)
Worcester County (GO) Series B
       4.000%, 08/01/21.................................. $2,000 $ 2,299,200
                                                                 -----------
TOTAL MARYLAND...........................................         55,624,796
                                                                 -----------
MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
       5.000%, 03/01/20..................................  1,770   2,056,811
City of Boston (GO) Series B
       4.000%, 01/01/23..................................  1,795   2,116,933
       5.000%, 04/01/24..................................  3,000   3,798,390
City of Springfield (GO) Series C (ST AID WITHHLDG)
       4.000%, 08/01/23..................................    150     174,524
City of Woburn (GO)
       4.000%, 09/01/22..................................    350     403,190
Commonwealth of Massachusetts (GO) Series B
       5.000%, 08/01/18..................................  2,500   2,760,125
       5.250%, 08/01/21..................................  5,000   6,091,450
Commonwealth of Massachusetts (GO) Series B (AGM)
       5.250%, 09/01/24..................................  3,700   4,713,726
Commonwealth of Massachusetts (GO) Series C
       5.000%, 08/01/20..................................  2,500   2,936,025
Commonwealth of Massachusetts (GO) Series C (AMBAC)
       5.500%, 12/01/23..................................  3,500   4,515,350
Massachusetts Bay Transportation Authority (RB)
  Series B (NATL-RE)
       5.500%, 07/01/24..................................  3,020   3,924,067
Massachusetts Water Resources Authority (RB) Series A
       5.000%, 08/01/22..................................  3,000   3,691,230
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
       5.250%, 08/01/18..................................  2,000   2,218,840
Town of Auburn (GO)
       2.000%, 03/15/19..................................    750     774,825
Town of Lynnfield (GO)
       4.000%, 07/01/16..................................  1,290   1,310,137
Town of Nantucket (GO)
       3.000%, 10/01/22..................................  1,115   1,231,807
Town of Reading (GO)
       5.000%, 02/01/18..................................  1,065   1,152,660
Town of Westwood (GO)
       3.000%, 06/01/16..................................    600     605,598
                                                                 -----------
TOTAL MASSACHUSETTS......................................         44,475,688
                                                                 -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MICHIGAN -- (1.5%)
Kentwood Public Schools (GO)
       4.000%, 05/01/22.................................. $  500 $   572,630
Michigan Finance Authority (RB) Series A
       5.000%, 07/01/16..................................  2,500   2,548,875
Michigan State (GO)
       5.000%, 11/01/19..................................  4,400   5,043,456
Michigan State Trunk Line Revenue (RB)
       5.000%, 11/15/18..................................  5,000   5,559,250
University of Michigan (RB) Series A
       4.000%, 04/01/23..................................  1,000   1,178,800
                                                                 -----------
TOTAL MICHIGAN...........................................         14,903,011
                                                                 -----------
MINNESOTA -- (2.7%)
City of Edina (GO) Series B
       3.000%, 02/01/19..................................    305     324,816
City of Saint Cloud (GO) Series B
       5.000%, 02/01/21..................................  1,275   1,514,636
Lakeville Minnesota Independent School District
  No. 194 (GO) Series D (SD CRED PROG)
       5.000%, 02/01/22..................................  4,000   4,853,400
Minnesota Public Facilities Authority (RB) Series A
       5.000%, 03/01/18..................................    620     673,680
Minnesota State (GO)
       5.000%, 10/01/21..................................  4,660   5,651,881
Minnesota State (GO) Series A
       5.000%, 08/01/22..................................  3,000   3,701,760
Minnesota State (GO) Series D
       5.000%, 08/01/17..................................  2,700   2,878,578
       5.000%, 08/01/18..................................    485     535,716
Minnesota State (GO) Series E
       2.000%, 08/01/19..................................  1,810   1,879,613
Rochester Independent School District No. 535 (GO)
  Series A (SD CRED PROG)
       3.000%, 02/01/22..................................  1,240   1,358,184
Saint Paul Public Library Agency (GO) Series C
       5.000%, 03/01/20..................................    250     290,402
Stillwater Independent School District No. 834 (GO)
  Series A (SD CRED PROG)
       3.000%, 02/01/16..................................  1,200   1,200,000
University of Minnesota (RB) Series A (GO OF UNIV)
       5.000%, 12/01/17..................................  1,760   1,899,533
                                                                 -----------
TOTAL MINNESOTA..........................................         26,762,199
                                                                 -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MISSISSIPPI -- (1.0%)
Mississippi State (GO) Series F
       5.000%, 11/01/21.................................. $7,750 $9,360,760
                                                                 ----------
MISSOURI -- (1.0%)
City of Kansas City (GO) Series A
       4.000%, 02/01/22..................................  1,150  1,325,628
       5.000%, 02/01/23..................................  3,955  4,870,899
City of Liberty (GO)
       4.000%, 03/01/16..................................    385    386,217
Missouri State (GO) Series A
       4.000%, 10/01/17..................................  3,000  3,169,350
                                                                 ----------
TOTAL MISSOURI...........................................         9,752,094
                                                                 ----------
NEBRASKA -- (0.3%)
Omaha Public Power District (RB) Series B
       5.000%, 02/01/18..................................  2,965  3,214,594
                                                                 ----------
NEVADA -- (0.9%)
City of Henderson NV (GO)
       5.000%, 06/01/21..................................    490    583,860
Clark County (GO) Series A
       5.000%, 07/01/25..................................  2,700  3,436,830
Clark County (RB) (AMBAC)
       5.000%, 07/01/16..................................    400    407,732
Clark County School District (GO) Series A
       5.000%, 06/15/19..................................  1,500  1,698,135
Clark County School District (GO) Series A (NATL-RE
  FGIC)
       4.500%, 06/15/17..................................    400    420,916
Nevada State (GO) Series A
       5.000%, 08/01/19..................................  1,825  2,077,105
Nevada State (GO) Series D
       5.000%, 06/01/17..................................    425    449,867
                                                                 ----------
TOTAL NEVADA.............................................         9,074,445
                                                                 ----------
NEW HAMPSHIRE -- (1.0%)
City of Dover (GO)
       3.000%, 06/15/19..................................    600    636,546
City of Nashua (GO)
       5.000%, 03/15/17..................................    330    346,705
City of Portsmouth (GO)
       4.000%, 09/15/16..................................  1,395  1,426,513
New Hampshire State (GO) Series A
       5.000%, 03/01/23..................................  5,910  7,356,886
                                                                 ----------
TOTAL NEW HAMPSHIRE......................................         9,766,650
                                                                 ----------
NEW JERSEY -- (0.7%)
Essex County (GO) Series A
       5.000%, 08/01/20..................................  1,000  1,172,480

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
NEW JERSEY -- (Continued)
Livingston Township (GO)
       3.000%, 01/15/21.................................. $  350 $  380,891
New Milford School District (GO) (SCH BD RES FD)
       4.000%, 08/15/16..................................    440    448,312
Princeton Regional School District (GO) (ST AID
  WITHHLDG)
       1.750%, 02/01/22..................................  1,095  1,130,379
South Orange & Maplewood School District (GO) (SCH BD
  RES FD)
       3.000%, 03/01/22..................................    350    375,536
Township of North Brunswick (GO)
       2.000%, 08/01/18..................................  1,075  1,101,682
Union County (GO) Series B
       3.000%, 03/01/22..................................  2,315  2,549,949
Union County (GO) Series B (ETM)
       3.000%, 03/01/22..................................     45     49,429
                                                                 ----------
TOTAL NEW JERSEY.........................................         7,208,658
                                                                 ----------
NEW MEXICO -- (0.8%)
Farmington Municipal School District No. 5 (GO) (ST
  AID WITHHLDG)
       4.000%, 09/01/20..................................    945  1,062,964
Las Cruces School District No. 2 (GO) Series A (ST
  AID WITHHLDG)
       4.000%, 08/01/19..................................  1,000  1,107,130
       4.000%, 08/01/20..................................    125    141,383
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
       5.000%, 07/01/19..................................  2,000  2,269,780
Santa Fe County (GO)
       5.000%, 07/01/22..................................  1,000  1,222,060
Santa Fe Public School District (GO) (ST AID WITHHLDG)
       5.000%, 08/01/24..................................  2,000  2,512,780
                                                                 ----------
TOTAL NEW MEXICO.........................................         8,316,097
                                                                 ----------
NEW YORK -- (5.3%)
Albany County (GO) Series B
       4.000%, 11/01/18..................................  2,470  2,677,776
Brewster Central School District (GO) (ST AID
  WITHHLDG)
       2.000%, 10/01/19..................................  1,000  1,032,570
City of New York (GO) Series 1
       5.000%, 08/01/17..................................  1,000  1,065,830
City of New York (GO) Series A
       5.000%, 08/01/24..................................    860  1,076,643
City of New York (GO) Series B
       5.000%, 08/01/19..................................    600    681,996
       5.000%, 08/01/21..................................    450    538,807

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
NEW YORK -- (Continued)
       5.000%, 08/01/22.................................. $   600 $   731,976
City of New York (GO) Series B- Subseries B-7 (AMBAC)
       5.000%, 08/15/18..................................   1,620   1,787,281
City of New York (GO) Series C
       5.250%, 08/01/18..................................     430     476,376
       5.000%, 08/01/20..................................   2,375   2,776,684
City of New York (GO) Series E
       5.000%, 08/01/23..................................   6,000   7,421,040
City of New York (GO) Series G
       5.000%, 08/01/19..................................   3,500   3,978,310
Malverne Union Free School District (GO) (ST AID
  WITHHLDG)
       2.125%, 08/01/17..................................     605     618,340
New York State Dormitory Authority (RB) Series A
       5.000%, 03/15/23..................................     200     248,452
New York State Dormitory Authority (RB) Series B
       5.000%, 02/15/22..................................  10,200  12,350,160
       5.000%, 02/15/24..................................   4,900   6,105,204
New York State Dormitory Authority (RB) Series C
       5.000%, 03/15/19..................................     825     928,719
New York State Urban Dev. Corp. (RB) Series A
       5.000%, 03/15/19..................................   1,630   1,835,999
New York State Urban Development Corp. (RB) Series C
       5.000%, 12/15/18..................................   4,225   4,720,466
Penfield Central School District (GO) (AGC ST AID
  WITHHLDG)
       3.750%, 06/15/19..................................     150     163,727
Sachem Central School District (GO)
       5.000%, 10/15/19..................................     300     342,537
Town of Cheektowaga (GO)
       5.000%, 07/15/23..................................     300     374,229
Town of Huntington (GO)
       2.000%, 12/01/23..................................     100     103,679
                                                                  -----------
TOTAL NEW YORK...........................................          52,036,801
                                                                  -----------
NORTH CAROLINA -- (4.1%)
City of Charlotte (GO) Series A
       5.000%, 07/01/18..................................   4,380   4,820,628
City of High Point (GO)
       5.000%, 03/01/18..................................     700     756,826
Forsyth County (GO)
       4.000%, 12/01/21..................................   3,500   4,058,530
Lincoln County (GO) Series A
       2.000%, 06/01/17..................................     500     509,575
New County Hanover (GO)
       5.000%, 02/01/23..................................     250     311,653

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series B
       5.000%, 06/01/18.................................. $2,000 $ 2,196,240
North Carolina State (GO) Series C
       5.000%, 05/01/21..................................  4,625   5,559,990
North Carolina State (GO) Series D
       4.000%, 06/01/21..................................  5,000   5,737,100
       4.000%, 06/01/23..................................  8,700  10,283,313
Onslow County (GO)
       5.000%, 04/01/17..................................    600     631,362
Wake County (GO)
       5.000%, 09/01/21..................................  1,450   1,755,993
Wake County (GO) Series C
       5.000%, 03/01/24..................................  3,000   3,793,350
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         40,414,560
                                                                 -----------
NORTH DAKOTA -- (--%)
North Dakota State Board of Higher Education (RB)
  Series A
       2.000%, 04/01/16..................................    300     300,855
                                                                 -----------
OHIO -- (3.4%)
City of Columbus (GO) Series 1
       5.000%, 07/01/22..................................  4,100   5,035,866
City of Columbus (GO) Series A
       3.000%, 07/01/21..................................    470     514,970
       3.000%, 07/01/22..................................    700     772,968
       4.000%, 07/01/23..................................  4,995   5,890,753
Hamilton County Sewer System Revenue (RB) Series A
       5.000%, 12/01/21..................................    200     241,524
Oakwood City School District (GO)
       2.000%, 12/01/17..................................    280     286,650
Ohio State (GO)
       5.000%, 09/01/19..................................  6,000   6,859,620
Ohio State (GO) Series A
       5.000%, 09/01/19..................................    550     628,799
       5.000%, 05/01/20..................................  1,555   1,811,419
       3.000%, 02/01/22..................................    500     549,470
       5.000%, 09/15/22..................................    500     616,205
       5.000%, 09/15/22..................................    250     308,103
Ohio State (GO) Series B
       5.000%, 08/01/17..................................    400     426,144
       5.000%, 08/01/19..................................    200     228,072
       5.000%, 06/15/21..................................  1,500   1,800,570
       5.000%, 06/15/22..................................  4,000   4,904,200
Ohio State (GO) Series C
       5.000%, 09/15/21..................................  1,000   1,207,600
Ohio State (RB) Series 1-GARVEE
       5.000%, 12/15/17..................................  1,250   1,349,737
                                                                 -----------
TOTAL OHIO...............................................         33,432,670
                                                                 -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
OKLAHOMA -- (0.4%)
City of Tulsa (GO)
       5.000%, 12/01/17.................................. $   400 $   431,484
       4.000%, 03/01/18..................................   1,500   1,599,990
Cleveland County Independent School District No. 29
  (GO)
       1.500%, 03/01/16..................................   1,250   1,251,350
Tulsa County Independent School District No. 3 (GO)
       2.000%, 04/01/16..................................     425     426,296
                                                                  -----------
TOTAL OKLAHOMA...........................................           3,709,120
                                                                  -----------
OREGON -- (0.9%)
City of Portland (GO)
       4.000%, 06/01/20..................................     935   1,027,630
Deschutes County Administrative School District No. 1
  (GO) (NATL- RE FGIC)
       5.000%, 06/15/16..................................     200     203,464
Lane County School District No. 4J Eugene (GO) Series
  A (SCH BD GTY)
       5.000%, 06/15/23..................................   3,355   4,168,353
Oregon State (GO) Series A
       5.000%, 05/01/21..................................     200     239,526
Portland Community College District (GO)
       5.000%, 06/15/18..................................   2,760   3,031,198
Washington County School District No. 1 (GO) (NATL-RE
  FGIC)
       5.250%, 06/15/17..................................     400     425,332
                                                                  -----------
TOTAL OREGON.............................................           9,095,503
                                                                  -----------
PENNSYLVANIA -- (2.7%)
Commonwealth of Pennsylvania (GO)
       5.000%, 07/01/18..................................   1,500   1,644,075
Commonwealth of Pennsylvania (GO) Series 1
       5.000%, 04/01/22..................................  11,260  13,504,794
Commonwealth of Pennsylvania (GO) Series REF
       5.000%, 07/01/17..................................   1,035   1,098,590
Marple Newtown School District (GO) (AGM ST AID
  WITHHLDG)
       4.000%, 06/01/16..................................     375     379,515
Monroe County (GO)
       4.000%, 12/15/18..................................     400     429,704
Montgomery County (GO)
       5.000%, 05/01/23..................................   5,255   6,504,849
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
       5.000%, 07/01/19..................................   1,300   1,479,114

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
PENNSYLVANIA -- (Continued)
West View Municipal Authority Water Revenue (RB)
       4.000%, 11/15/20.................................. $1,100 $ 1,231,857
                                                                 -----------
TOTAL PENNSYLVANIA.......................................         26,272,498
                                                                 -----------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
       5.000%, 08/01/22..................................  1,605   1,948,069
Rhode Island State (GO) Series D
       5.000%, 08/01/22..................................    685     831,419
                                                                 -----------
TOTAL RHODE ISLAND.......................................          2,779,488
                                                                 -----------
SOUTH CAROLINA -- (3.8%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
       5.000%, 03/01/22..................................  3,485   4,245,253
Berkeley County School District (GO) Series B (SCSDE)
       5.000%, 03/01/22..................................  4,120   5,005,347
Charleston County (GO) Series A
       5.000%, 11/01/22..................................  4,780   5,932,362
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
       5.000%, 02/01/21..................................  2,020   2,400,750
City of North Charleston (GO) (ST AID WITHHLDG)
       5.000%, 06/01/21..................................    385     461,161
Clemson University (RB)
       3.000%, 05/01/21..................................    350     377,482
Dorchester County School District No. 2 (GO) Series B
  (SCSDE)
       5.000%, 03/01/25..................................  1,430   1,814,384
Lexington & Richland School District No. 5 (GO)
  (SCSDE)
       5.000%, 03/01/19..................................    945   1,063,588
Richland County School District No. 1 (GO) Series A
       5.000%, 03/01/20..................................  5,480   6,360,855
Richland County School District No. 2 (GO) Series A
  (SCSDE)
       5.000%, 02/01/21..................................  2,085   2,479,106
South Carolina State (GO) Series A (ST AID WITHHLDG)
       5.000%, 10/01/23..................................  5,500   6,919,880
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         37,060,168
                                                                 -----------
TENNESSEE -- (5.9%)
City of Clarksville Water Sewer & Gas Revenue (RB)
       5.000%, 02/01/20..................................  3,150   3,623,476
City of Johnson City (GO)
       2.000%, 06/01/18..................................  1,000   1,020,160

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TENNESSEE -- (Continued)
       3.000%, 06/01/19.................................. $  875 $   929,469
City of Memphis (GO) Series A
       5.000%, 11/01/22..................................  9,695  11,891,596
       5.000%, 04/01/25..................................  1,945   2,451,595
City of Pigeon Forge (GO)
       4.000%, 06/01/21..................................    670     764,303
Hamilton County (GO) Series B
       3.000%, 03/01/22..................................  4,550   5,011,779
Maury County (GO)
       5.000%, 04/01/21..................................  5,105   6,089,857
Maury County (GO) Series B
       5.000%, 04/01/19..................................  1,000   1,126,820
Metropolitan Government Nashville & Davidson County
  Health & Educational Facs Bd (RB) Series E
       4.000%, 10/01/17..................................  2,000   2,112,220
Metropolitan Government of Nashville & Davidson
  County (GO)
       5.000%, 01/01/18..................................  2,700   2,918,376
       5.000%, 07/01/22..................................  1,000   1,229,640
Putnam County (GO)
       4.000%, 04/01/23..................................    975   1,136,304
Shelby County (GO) Series A
       5.000%, 04/01/20..................................  7,000   8,138,340
Sumner County (GO)
       5.000%, 06/01/21..................................    110     131,823
Tennessee State (GO) Series A
       4.000%, 09/01/18..................................  3,325   3,596,785
Tennessee State (GO) Series B
       5.000%, 08/01/20..................................  1,945   2,288,895
Williamson County (GO)
       4.000%, 03/01/18..................................  1,445   1,541,945
Williamson County (GO) Series A
       4.000%, 05/01/22..................................    300     348,621
Wilson County (GO) Series B
       4.000%, 04/01/20..................................  1,040   1,163,230
                                                                 -----------
TOTAL TENNESSEE..........................................         57,515,234
                                                                 -----------
TEXAS -- (10.3%)
Austin Independent School District (GO) (PSF-GTD)
       5.000%, 08/01/20..................................    350     410,368
City of Denton (GO)
       4.000%, 02/15/22..................................  2,510   2,905,174
City of Fort Worth Water & Sewer System (RB)
       5.000%, 02/15/19..................................    400     448,964
City of Houston (GO) Series A
       5.000%, 03/01/18..................................    750     813,472
       5.000%, 03/01/21..................................  3,100   3,688,690

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
TEXAS -- (Continued)
       5.000%, 03/01/22.................................. $5,890 $7,148,045
City of Lubbock (GO)
       5.000%, 02/15/23..................................  1,000  1,236,550
City of Richardson (GO)
       4.250%, 02/15/18..................................    400    428,112
City of San Antonio (GO)
       5.000%, 02/01/20..................................  1,000  1,160,080
City of San Antonio Electric & Gas
       5.000%, 02/01/19..................................    400    448,344
City of Southlake (GO)
       3.000%, 02/15/23..................................  1,510  1,652,197
Clear Creek Independent School District (GO) Series A
  (PSF-GTD)
       5.000%, 02/15/25..................................  2,175  2,754,942
Dallas Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/19..................................  3,480  3,911,555
El Paso Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/24..................................    500    629,640
Fort Bend Independent School District (GO) (PSF-GTD)
       3.000%, 08/15/17..................................  1,500  1,555,095
Galveston County (GO)
       5.000%, 02/01/22..................................  1,000  1,209,500
Grayson County (GO)
       5.000%, 01/01/21..................................  1,990  2,346,449
Harris County (GO) Series A
       4.000%, 10/01/18..................................    880    952,046
Harris County Metropolitan Transit Authority (RB)
  Series B
       4.000%, 11/01/18..................................    400    433,536
Hays Consolidated Independent School District (GO)
  (PSF-GTD)
       5.000%, 08/15/23..................................  1,355  1,685,078
Hidalgo County Drain District No. 1 (GO)
       5.000%, 09/01/22..................................  1,000  1,214,950
Houston Community College System (GO)
       5.000%, 02/15/17..................................  1,000  1,047,070
Humble Independent School District (GO) Series A
  (PSF-GTD)
       2.000%, 02/15/19..................................    100    103,254
       5.500%, 02/15/25..................................  7,000  9,150,400
La Porte Independent School District (GO)
       5.000%, 02/15/21..................................  1,700  2,012,783
Lake Travis Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/20..................................  2,710  3,132,814

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
TEXAS -- (Continued)
Mansfield Independent School District (GO)
       5.000%, 02/15/20.................................. $ 1,000 $  1,152,590
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
       5.000%, 02/15/22..................................     895    1,085,975
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
       5.000%, 08/15/17..................................   2,270    2,422,567
Northside Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/23..................................   4,535    5,607,754
Northwest Independent School District (GO) Series A
  (PSF-GTD)
       5.000%, 02/15/24..................................   1,695    2,122,004
Pflugerville Independent School District (GO)
  (PSF-GTD)
       5.000%, 08/15/16..................................     350      358,761
San Antonio Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/20..................................   4,100    4,748,456
State of Texas (GO)
       5.000%, 10/01/23..................................   5,315    6,647,736
Tarrant Regional Water District (RB)
       6.000%, 09/01/24..................................   3,450    4,593,675
Texas A&M University (RB) Series B
       5.000%, 05/15/21..................................   4,000    4,791,680
Texas A&M University Fund (RB)
       5.000%, 07/01/23..................................   3,500    4,364,465
Texas State (GO)
       5.000%, 04/01/19..................................   4,500    5,076,675
Texas Transportation Commission State Highway Fund
  (RB)
       5.250%, 04/01/26..................................     300      392,784
Texas Transportation Commission State Highway Fund
  (RB) Series A
       5.000%, 04/01/19..................................   5,000    5,642,450
                                                                  ------------
TOTAL TEXAS..............................................          101,486,680
                                                                  ------------
UTAH -- (2.1%)
Davis County (GO)
       4.000%, 02/01/18..................................     350      371,325
Jordan School District (GO) (SCH BD GTY)
       5.000%, 06/15/17..................................   1,070    1,135,495
North Davis County Sewer District (RB)
       3.000%, 03/01/21..................................   2,135    2,320,446
Utah State (GO)
       5.000%, 07/01/22..................................  11,285   13,939,119

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
UTAH -- (Continued)
Utah State (GO) Series C
       5.000%, 07/01/19.................................. $1,100 $ 1,253,945
Washington County School District Board of
  Education/St George (GO) (SCH BD GTY)
       5.000%, 03/01/18..................................  1,500   1,632,150
                                                                 -----------
TOTAL UTAH...............................................         20,652,480
                                                                 -----------
VERMONT -- (0.4%)
Vermont State (GO) Series B
       5.000%, 08/15/23..................................  1,270   1,597,863
Vermont State (GO) Series C
       4.000%, 08/15/23..................................    225     267,041
Vermont State (GO) Series F
       5.000%, 08/15/17..................................  1,500   1,602,015
                                                                 -----------
TOTAL VERMONT............................................          3,466,919
                                                                 -----------
VIRGINIA -- (3.6%)
City of Hampton (GO) Series B (ST AID WITHHLDG)..........
       5.000%, 09/01/21..................................  3,000   3,620,430
       5.000%, 09/01/22..................................  2,050   2,525,231
City of Newport News (GO) Series A
       2.000%, 07/15/18..................................    515     528,951
City of Norfolk (GO) Series C (ST AID WITHHLDG)
       5.000%, 10/01/19..................................  2,505   2,868,200
City of Richmond (GO) Series A (ST AID WITHHLDG)
       5.000%, 03/01/21..................................  1,370   1,634,643
City of Richmond (GO) Series B (ST AID WITHHLDG)
       5.000%, 07/15/26..................................  3,635   4,686,460
Commonwealth of Virginia (GO) Series B
       4.000%, 06/01/23..................................  2,500   2,951,150
Loudoun County (GO) Series A (ST AID WITHHLDG)
       5.000%, 12/01/22..................................  4,000   4,969,800
Pittsylvania County (GO) (ST AID WITHHLDG)
       5.000%, 02/01/21..................................    250     296,588
University of Virginia (RB) Series B
       5.000%, 08/01/21..................................  6,250   7,538,750
Virginia Resources Authority (RB) Series B
       4.000%, 10/01/19..................................  2,000   2,220,480
Virginia Resources Authority (RB) Series D
       5.000%, 11/01/20..................................    745     880,456

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
VIRGINIA -- (Continued)
Virginia State Public School Authority (RB) Series D
  (ST AID WITHHLDG)
       5.250%, 08/01/18.................................. $  500 $   553,660
                                                                 -----------
TOTAL VIRGINIA...........................................         35,274,799
                                                                 -----------
WASHINGTON -- (8.3%)
Benton County School District No. 400 Richland (GO)
  (SCH BD GTY)
       5.000%, 12/01/22..................................  4,705   5,776,658
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
       5.000%, 02/01/18..................................    250     271,045
City of Seattle (GO)
       5.000%, 12/01/20..................................  2,745   3,249,805
City of Seattle Drainage & Wastewater Revenue (RB)
       5.000%, 09/01/20..................................  3,665   4,322,941
City of Seattle Municipal Light & Power (RB) Series A
       5.000%, 06/01/22..................................    310     379,452
City of Seattle Municipal Light & Power (RB) Series B
       5.000%, 02/01/16..................................    425     425,000
City of Seattle Municipal Light & Power Revenue (RB)
       5.000%, 09/01/20..................................    350     411,289
City of Seattle Water System Revenue (RB)
       5.000%, 09/01/22..................................  6,000   7,369,680
Clark County School District No. 119 Battleground
  (GO) (SCH BD GTY)
       4.000%, 12/01/21..................................  1,000   1,151,050
Clark County School District No.119 Battleground (GO)
  (SCH BD GTY)
       4.000%, 12/01/22..................................  2,630   3,058,848
County of Kitsap WA (GO)
       5.000%, 06/01/21..................................    200     239,108
King County (GO)
       5.000%, 01/01/21..................................    425     504,475
King County (GO) Series A
       5.000%, 07/01/20..................................  2,650   3,105,031
King County School District No. 210 (GO) (SCH BD GTY)
       2.000%, 12/01/18..................................  1,200   1,234,728
King County School District No. 405 Bellevue (GO)
  (SCH BD GTY)
       5.000%, 12/01/18..................................  1,500   1,674,450
King County School District No. 411 Issaquah (GO)
  (SCH BD GTY)
       5.000%, 12/01/23..................................  3,500   4,410,315

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
WASHINGTON -- (Continued)
King County School District No. 412 (GO) (SCH BD GTY)
       4.000%, 12/01/21.................................. $1,000 $1,151,050
North Thurston Public Schools (GO) (SCH BD GTY)
       5.000%, 12/01/20..................................  2,880  3,387,370
Snohomish County Public Utility District No. 1 (RB)
       5.000%, 12/01/19..................................  1,655  1,905,004
Snohomish County School District No. 15 Edmonds (GO)
  (SCH BD GTY)
       5.000%, 12/01/20..................................  2,555  3,015,615
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
       5.000%, 12/01/18..................................  2,000  2,224,860
Spokane County (GO)
       5.000%, 12/01/22..................................  1,025  1,254,733
Tacoma Metropolitan Park District (GO) Series B
       5.000%, 12/01/21..................................    150    180,956
Thurston County School District No. 111 (GO) (SCH BD
  GTY)
       5.000%, 12/01/21..................................    425    512,975
University of Washington (RB) Series A
       5.000%, 07/01/22..................................  6,505  7,976,366
Washington State (GO)
       5.000%, 07/01/17..................................    300    318,738
Washington State (GO) Series 2010A
       5.000%, 08/01/18..................................    500    551,760
Washington State (GO) Series A
       5.000%, 08/01/23..................................    750    931,815
Washington State (GO) Series B-1
       5.000%, 08/01/21..................................  1,300  1,563,445
Washington State (GO) Series D
       5.000%, 02/01/19..................................    900  1,009,629
Washington State (GO) Series E
       5.000%, 02/01/19..................................  2,000  2,243,620
Washington State (GO) Series R
       5.000%, 07/01/23..................................  3,800  4,714,470
Washington State (GO) Series R-2012C
       4.000%, 07/01/21..................................  1,610  1,848,216
Washington State (GO) Series R-2015
       5.000%, 07/01/18..................................  1,000  1,100,340
Washington State (GO) Series R-2015-C
       5.000%, 07/01/20..................................  2,000  2,341,520

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT
                                                        (000)       VALUE+
                                                      ---------- ------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015E
     5.000%, 07/01/21................................ $    5,000 $  6,001,200
                                                                 ------------
TOTAL WASHINGTON.....................................              81,817,557
                                                                 ------------
WEST VIRGINIA -- (1.1%)
Jefferson County Board of Education (GO) (WV BD COMM)
     4.000%, 05/01/20................................        130      143,992
West Virginia State (GO) Series A
     5.000%, 06/01/19................................      9,525   10,805,731
                                                                 ------------
TOTAL WEST VIRGINIA..................................              10,949,723
                                                                 ------------
WISCONSIN -- (2.2%)
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19................................      6,220    6,969,821
City of Oshkosh (GO) Series B
     3.000%, 12/01/23................................        445      487,569
Milwaukee County (GO) Series A
     5.000%, 10/01/16................................        520      535,844
Oregon School District (GO)
     3.000%, 03/01/21................................        430      468,016
State of Wisconsin (GO) Series 1 (AMBAC)
     5.000%, 05/01/19................................      2,150    2,432,682
State of Wisconsin (GO) Series C
     5.000%, 05/01/20................................      3,295    3,841,311
Sun Prairie Area School District (GO)
     4.000%, 03/01/20................................        570      624,025
Swallow School District (GO)
     2.000%, 04/01/16................................        390      391,143
Wisconsin State (GO) Series 2
     5.000%, 11/01/20................................      4,600    5,438,718
                                                                 ------------
TOTAL WISCONSIN......................................              21,189,129
                                                                 ------------
TOTAL MUNICIPAL BONDS................................             977,134,436
                                                                 ------------
TOTAL INVESTMENT SECURITIES..........................             977,134,436
                                                                 ------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
     JPMorgan Tax Free Money Market Fund, 0.010%.....  5,171,081    5,171,081
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $953,279,052)^^..            $982,305,517
                                                                 ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
 Municipal Bonds..................         -- $977,134,436   --    $977,134,436
 Temporary Cash Investments....... $5,171,081           --   --       5,171,081
                                   ---------- ------------   --    ------------
 TOTAL............................ $5,171,081 $977,134,436   --    $982,305,517
                                   ========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................... $ 4,500 $ 4,623,705
            5.000%, 03/01/20...............................   4,500   5,254,785
Anaheim Union High School District (GO)
            5.000%, 08/01/17...............................   1,650   1,759,378
            5.000%, 08/01/19...............................     400     456,440
Bay Area Toll Authority (RB)
            4.000%, 04/01/18...............................   4,430   4,745,948
            5.000%, 04/01/19...............................     775     876,913
            4.000%, 04/01/21...............................     500     574,175
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)..................   7,920   8,636,602
(currency)  5.125%, 04/01/39...............................
            (Pre-refunded @ $100, 4/1/19)..................   8,125   9,211,475
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19...............................     500     551,565
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23...............................     295     368,169
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18...............................     380     422,150
California Educational Facilities Authority (RB)
            5.000%, 10/01/16...............................     700     720,237
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19...............................     850     933,275
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded @ $100, 10/1/18).................  13,705  15,761,572
California Health Facilities Financing Authority (RB)
  Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18).................   9,650  11,098,079
California State (GO)
            5.000%, 02/01/16...............................   1,275   1,275,000
            5.000%, 03/01/16...............................   1,245   1,250,067
            1.000%, 05/01/16...............................   4,495   4,504,215
            3.000%, 09/01/16...............................   1,500   1,523,010
            5.000%, 09/01/16...............................   2,350   2,413,144
            4.000%, 10/01/16...............................   1,175   1,203,059
            5.000%, 10/01/16...............................   1,025   1,056,232
            5.000%, 10/01/16...............................   2,795   2,880,164
            5.000%, 10/01/16...............................   2,090   2,153,682
            5.000%, 11/01/16...............................   3,410   3,526,451
            4.000%, 09/01/17...............................     425     447,793

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
       5.000%, 09/01/17.................................... $ 3,600 $ 3,849,516
       5.000%, 11/01/17....................................     800     860,696
       5.000%, 02/01/18....................................   5,220   5,665,945
       5.500%, 04/01/18....................................  10,945  12,067,300
       5.000%, 08/01/18....................................   5,000   5,522,850
       5.000%, 08/01/18....................................   1,000   1,104,570
       5.000%, 09/01/18....................................   4,500   4,984,875
       5.000%, 09/01/18....................................     250     276,938
       5.000%, 02/01/19....................................   5,840   6,556,918
       5.000%, 04/01/19....................................   4,750   5,361,895
       5.500%, 04/01/19....................................  10,495  12,010,268
       5.000%, 09/01/19....................................   1,000   1,143,650
       5.000%, 10/01/19....................................   5,340   6,122,524
       5.000%, 10/01/19....................................   1,500   1,719,810
       5.000%, 10/01/19....................................   5,000   5,732,700
       5.000%, 11/01/19....................................   2,955   3,396,536
       5.000%, 02/01/20....................................  12,870  14,908,222
       5.000%, 04/01/20....................................   3,705   4,314,102
       5.000%, 04/01/20....................................     325     378,430
       5.000%, 08/01/20....................................   2,415   2,838,519
       5.000%, 09/01/20....................................     700     824,635
       5.000%, 10/01/20....................................   3,410   4,027,926
       5.000%, 10/01/20....................................   1,610   1,901,748
       5.000%, 10/01/20....................................   1,580   1,866,312
       5.000%, 11/01/20....................................   8,000   9,470,880
       5.000%, 02/01/21....................................     650     771,823
       5.000%, 02/01/21....................................   1,575   1,870,186
       5.000%, 04/01/21....................................     795     948,371
       5.000%, 09/01/21....................................   6,200   7,471,062
       5.000%, 03/01/22....................................   1,075   1,307,404
       5.000%, 04/01/22....................................   1,800   2,193,066
       5.250%, 10/01/22....................................     500     623,095
California State (GO) (AMBAC)
       6.000%, 04/01/16....................................   1,265   1,277,258
       6.000%, 02/01/17....................................   1,000   1,055,110
California State (GO) Series A
       5.000%, 07/01/19....................................   6,955   7,933,429
California State (GO) Series B
       5.000%, 09/01/20....................................   3,600   4,240,980
California State Department of Water Resources (RB)
  Series AS
       5.000%, 12/01/22....................................   3,390   4,221,940
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
       5.000%, 05/01/16....................................   1,385   1,401,648
       5.000%, 05/01/17....................................   3,905   4,121,688
       5.000%, 05/01/18....................................   2,680   2,936,798
       5.000%, 05/01/20....................................   2,575   3,010,123

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
            4.000%, 05/01/16............................... $ 2,650 $ 2,675,387
            5.000%, 05/01/16...............................     600     607,212
            5.000%, 05/01/18...............................     500     547,910
            4.000%, 05/01/19...............................   1,515   1,669,439
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
            5.000%, 05/01/21...............................  11,505  13,817,850
California State Public Works Board (RB) Series B (NATL-RE
  FGIC)
            5.000%, 06/01/17...............................   1,275   1,351,181
California State University (RB) Series A
            1.500%, 11/01/16...............................   2,840   2,866,582
            5.000%, 11/01/16...............................   1,030   1,066,441
            5.000%, 11/01/17...............................   1,700   1,834,861
            5.000%, 11/01/18...............................     150     167,327
            5.000%, 11/01/19...............................   3,660   4,220,053
            5.000%, 11/01/19...............................   1,000   1,153,020
California Statewide Communities Dev. Authority (RB) (CA
  MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded @ $100, 8/15/18).................   3,000   3,378,120
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19...............................   1,160   1,249,401
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22...............................   3,050   3,569,567
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17...............................     500     525,715
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17...............................     500     525,330
City & County of San Francisco (GO)
            4.000%, 06/15/16...............................   1,145   1,160,938
            5.000%, 06/15/16...............................     515     524,054
            5.000%, 06/15/16...............................     705     717,394
City & County of San Francisco (GO) Series A
            5.000%, 06/15/17...............................   1,000   1,061,210
            4.000%, 06/15/18...............................     620     667,938
            5.000%, 06/15/20...............................     750     880,673
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/16...............................   5,465   5,562,332
            5.000%, 06/15/20...............................     865   1,015,709
            5.000%, 06/15/21...............................     250     301,688

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
CALIFORNIA -- (Continued)
City and County of San Francisco (GO)
       5.000%, 06/15/21..................................... $2,200 $ 2,656,126
City and County of San Francisco (GO) Series A
       4.750%, 06/15/19.....................................    650     734,877
City and County of San Francisco (GO) Series F&C
       2.000%, 06/15/22.....................................  1,750   1,835,557
City of Long Beach Harbor Revenue (RB) Series B
       5.000%, 05/15/19.....................................    815     926,264
City of Long Beach Harbor Revenue (RB) Series C
       5.000%, 11/15/18.....................................  4,260   4,755,225
City of Los Angeles (GO) Series A
       3.250%, 09/01/16.....................................    500     508,450
       5.000%, 09/01/20.....................................  9,400  11,096,794
City of Los Angeles (GO) Series B
       5.000%, 09/01/16.....................................  6,700   6,885,992
       5.000%, 09/01/18.....................................  7,000   7,759,990
       5.000%, 09/01/21.....................................  1,250   1,514,538
City of Los Angeles CA Solid Waste Resources Revenue
       5.000%, 02/01/17.....................................  3,425   3,580,495
City of Los Angeles Wastewater System Revenue (RB)
  Series 2013-B
       5.000%, 06/01/21.....................................  1,400   1,686,594
City of Los Angeles Wastewater System Revenue (RB)
  Series A
       5.000%, 06/01/16.....................................  1,250   1,269,650
City of Sacramento Unified School District (GO)
       5.000%, 07/01/24.....................................  1,375   1,706,086
City of San Francisco Public Utilities Commission
  Wastewater Revenue (RB) Series A
       5.000%, 10/01/18.....................................    800     889,408
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
       4.000%, 11/01/22.....................................  3,000   3,531,960
       5.000%, 11/01/23.....................................  1,835   2,316,669
City of Saratoga (GO)
       3.000%, 08/01/16.....................................    450     456,044
City of Tulare Sewer Revenue (RB) (AGM)
       3.000%, 11/15/19.....................................    200     215,044
Colton Joint Unified School District (GO)
       5.000%, 08/01/16.....................................  1,000   1,022,550
Colton Joint Unified School District (GO) (AGM)
       4.000%, 08/01/20.....................................  1,000   1,125,420

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18............................... $   700 $   752,507
Contra Costa Community College District (GO) Series A
            2.000%, 08/01/16...............................   6,950   7,009,005
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18...............................     705     783,988
            5.000%, 10/01/19...............................   1,345   1,545,768
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/16...............................     955     968,733
Desert Community College District (GO)
            5.000%, 08/01/21...............................     665     803,699
Desert Sands Unified School District (GO)
            4.000%, 08/01/18...............................   1,375   1,485,234
Dublin Unified School District (GO)
            5.000%, 02/01/19...............................  11,775  13,172,221
East Bay Municipal Utility District Wastewater System
  Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33...............................
            (Pre-refunded @ $100, 6/1/17)..................   2,520   2,670,570
East Bay Municipal Utility District Water System Revenue
  (RB) Series A (NATL)
(currency)  5.000%, 06/01/32
            (Pre-refunded @ $100, 6/1/17)..................   4,000   4,239,000
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21...............................     210     242,735
East Side Union High School District (GO)
            2.000%, 08/01/18...............................   1,215   1,250,332
            2.000%, 08/01/20...............................   1,055   1,099,838
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20...............................     780     873,826
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
            4.000%, 05/01/16...............................   1,625   1,640,324
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
            2.500%, 08/01/16...............................     750     758,220
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 2 (GO)
            5.000%, 10/01/17...............................     845     906,651

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL-RE)
       5.000%, 10/01/16.................................... $   550 $   566,275
Folsom Cordova Unified School District School
  Facilities Impt Dist No. 1 (GO)
       4.000%, 10/01/16....................................     985   1,007,655
Fontana Unified School District (GO)
       5.000%, 08/01/16....................................     955     977,261
       5.000%, 08/01/18....................................   3,140   3,466,717
       5.000%, 08/01/19....................................   1,285   1,466,789
       4.000%, 08/01/20....................................   3,620   4,092,736
       4.000%, 08/01/21....................................     530     610,205
Foothill-De Anza Community College District (GO)
       4.000%, 08/01/19....................................     550     609,323
Fremont Unified School District/ Alameda County (GO)
       5.000%, 08/01/18....................................     750     826,268
Fremont Union High School District (GO)
       5.000%, 08/01/20....................................   1,000   1,180,680
Fresno Unified School District (GO) Series A
       4.000%, 08/01/16....................................   1,695   1,726,137
Fresno Unified School District (GO) Series A (AGM)
       4.000%, 08/01/17....................................   1,820   1,913,603
Gilroy Unified School District (GO) (AGM)
       4.000%, 08/01/23....................................   1,900   2,232,576
Glendora Unified School District (GO)
       4.000%, 08/01/18....................................     890     961,351
Grossmont Union High School District (GO)
       4.000%, 08/01/20....................................   2,420   2,738,303
Huntington Beach Public Financing Authority (RB)
       3.000%, 09/01/16....................................     950     964,687
Kern County (GO)
       7.000%, 06/30/16....................................  28,000  28,787,640
Livermore Valley Joint Unified School District (GO)
       5.000%, 08/01/20....................................     800     938,752
Long Beach Unified School District (GO) Series D
       3.000%, 08/01/16....................................   2,150   2,178,337
Los Altos Elementary School District (GO)
       5.000%, 08/01/19....................................     975   1,114,025

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
       4.000%, 08/01/21.................................... $ 1,550 $ 1,790,808
Los Angeles Community College District (GO)
       5.000%, 08/01/21....................................   2,890   3,497,911
Los Angeles Community College District (GO) Series A
       5.000%, 08/01/20....................................  10,000  11,787,500
       5.000%, 08/01/21....................................   1,875   2,269,406
Los Angeles Community College District (GO) Series C
       5.000%, 08/01/20....................................   1,025   1,208,219
Los Angeles Community College District (GO) Series G
       5.000%, 08/01/23....................................   3,350   4,199,761
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
       5.000%, 08/15/17....................................   1,125   1,200,971
Los Angeles County Capital Asset Leasing Corp. (RB)
  Series A
       3.000%, 06/01/16....................................   3,870   3,904,056
Los Angeles County Metropolitan Transportation
  Authority (RB)
       5.000%, 07/01/18....................................   4,650   5,128,392
       5.000%, 07/01/19....................................   4,000   4,564,160
       5.000%, 07/01/20....................................   3,085   3,629,317
Los Angeles County Metropolitan Transportation
  Authority (RB) Series C
       5.000%, 07/01/21....................................   1,400   1,690,962
Los Angeles County Sanitation Districts Financing
  Authority (RB) Series A (MUN GOVT GTD)
       5.000%, 10/01/16....................................   1,005   1,036,376
Los Angeles Department of Water (RB) Series A
       5.000%, 07/01/16....................................   1,730   1,763,821
       5.000%, 07/01/16....................................   1,290   1,315,220
Los Angeles Department of Water (RB) Series B
       5.000%, 07/01/19....................................   1,000   1,140,680
Los Angeles Department of Water & Power (RB) Series A
       4.000%, 07/01/17....................................     840     881,042
       5.000%, 07/01/18....................................   2,375   2,617,535
       5.000%, 07/01/18....................................     125     137,765
       5.000%, 07/01/19....................................   2,990   3,408,450
       5.000%, 07/01/21....................................   2,000   2,412,140
Los Angeles Municipal Improvement Corp. (RB) Series A
       4.000%, 11/01/16....................................   1,795   1,840,521
       5.000%, 03/01/17....................................   4,300   4,501,025
Los Angeles Municipal Improvement Corp. (RB) Series C
       3.000%, 03/01/16....................................     750     751,703

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17....................................... $5,500 $5,768,730
     5.000%, 07/01/18.......................................  1,000  1,101,100
Los Angeles Unified School District (GO) Series A-1
     4.000%, 07/01/16.......................................  1,800  1,827,792
     5.000%, 07/01/18.......................................    500    550,550
Los Angeles Unified School District (GO) Series A-1 (FGIC)
     5.500%, 07/01/18.......................................  2,745  3,055,267
Los Angeles Unified School District (GO) Series A-2
     5.000%, 07/01/21.......................................  2,200  2,650,780
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22.......................................  1,350  1,661,890
Los Angeles Unified School District (GO) Series C
     2.000%, 07/01/17.......................................  2,800  2,858,184
     5.000%, 07/01/20.......................................    500    586,560
     5.000%, 07/01/23.......................................  2,000  2,506,740
Los Angeles Unified School District (GO) Series G (AMBAC)
     5.000%, 07/01/16.......................................    930    948,182
Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/19.......................................  3,390  3,860,769
Manhattan Beach Unified School District (GO) Series F
     4.000%, 09/01/21.......................................    500    577,650
Metropolitan Water District of Southern California (RB)
  Series C
     5.000%, 07/01/17.......................................  1,220  1,298,165
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19.......................................    500    560,590
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16......................................  2,480  2,623,518
     12.000%, 08/01/17......................................  2,965  3,470,058
     4.000%, 08/01/19.......................................  1,430  1,580,593
New Haven Unified School District (GO) Series B (BAM)
     5.000%, 08/01/21.......................................  3,100  3,715,443
Newark Unified School District (GO) Series B
     2.000%, 08/01/16.......................................    560    564,614
Newhall School District (GO)
     --%,08/01/18...........................................  6,995  6,819,705
Northern California Power Agency (RB) Series A
     5.000%, 07/01/17.......................................  1,000  1,062,750

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Oakland-Alameda County Coliseum Authority (RB) Series A
            5.000%, 02/01/17................................. $3,700 $3,867,980
Oceanside Unified School District (GO) Series A (ASSURED GTY)
            3.000%, 08/01/16.................................    350    354,701
Orange County Public Financing Authority (RB) (NATL-RE)
            5.000%, 07/01/16.................................  3,140  3,201,387
Orange County Sanitation District
(currency)  5.000%, 02/01/25.................................  1,200  1,254,732
Orange County Sanitation District (CP) Series B
            3.000%, 08/01/16.................................  5,000  5,065,400
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.................................  5,295  6,695,369
Palomar Community College District (GO)
            5.000%, 05/01/23.................................    715    890,611
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.................................    250    266,573
Pasadena Unified School District (GO)
            5.000%, 05/01/20.................................    550    643,946
Peralta Community College District (GO)
            5.000%, 08/01/17.................................  1,000  1,066,290
            5.000%, 08/01/18.................................  1,000  1,105,100
            5.000%, 08/01/19.................................  2,220  2,536,550
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.................................  1,845  2,262,376
Pleasanton Unified School District (GO) (AGM)
            5.250%, 08/01/16.................................    500    511,765
Poway Unified School District (GO)
            3.250%, 08/01/18.................................  1,350  1,431,864
Rancho Santiago Community College District (GO)
            3.000%, 09/01/16.................................    430    436,648
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16.................................    300    308,529
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.................................    500    549,305
Sacramento County Sanitation Districts Financing Authority
  (RB) (NATL)
(currency)  5.000%, 12/01/36.................................
            (Pre-refunded @ $100, 6/1/16)....................  4,485  4,553,845

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16................................. $6,610 $6,778,291
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.................................    620    662,166
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/16.................................  3,500  3,589,110
            5.000%, 08/15/21.................................    750    907,500
San Diego County Regional Transportation Commission (RB)
  Series A
            4.000%, 04/01/18.................................    425    455,218
            5.000%, 04/01/18.................................  1,285  1,403,875
San Diego County Water Authority
            5.250%, 05/01/16.................................  7,880  7,979,761
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.................................  1,385  1,619,037
            5.000%, 05/01/21.................................    550    660,567
San Diego County Water Authority Financing Corp. Series 2008
  A-COPS (AGM)
(currency)  5.000%, 05/01/28.................................
            (Pre-refunded @ $100, 5/1/18)....................  5,810  6,366,714
San Diego Public Facilities Financing Authority (RB) Series B
            5.000%, 05/15/16.................................  1,550  1,571,328
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22.................................  4,425  5,442,706
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            5.000%, 05/15/18.................................    350    384,027
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
            5.000%, 05/15/18.................................  3,650  4,004,853
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
            5.000%, 08/01/16.................................  6,200  6,344,522
            5.000%, 08/01/18.................................  1,260  1,391,758
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.................................  2,000  2,505,140
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.................................    300    332,688
San Francisco Community College District (GO)
            5.000%, 06/15/18.................................  5,000  5,495,050

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO) Series A
  (AGM)
       5.000%, 06/15/16.................................... $ 2,495 $ 2,538,862
San Francisco Community College District (GO) Series C
       4.000%, 06/15/16....................................     845     856,762
       4.000%, 06/15/18....................................     485     521,666
San Francisco Unified School District (GO)
       5.000%, 06/15/16....................................     745     758,097
       5.000%, 06/15/18....................................   1,720   1,892,860
San Francisco Unified School District (GO) Series B
       5.000%, 06/15/16....................................  10,700  10,888,106
San Francisco Unified School District (GO) Series E
       5.000%, 06/15/18....................................   1,500   1,650,750
San Jose Evergreen Community College District (GO)
       5.000%, 09/01/21....................................     250     303,663
San Juan Unified School District (GO) Series B
       3.000%, 08/01/16....................................     700     709,401
San Leandro Unified School District (GO) Series B
       4.000%, 08/01/21....................................     265     302,521
San Mateo County Community College District
       4.000%, 09/01/21....................................   1,310   1,520,360
San Mateo County Community College District (GO)
       4.000%, 09/01/18....................................     775     841,053
San Ramon Valley Unified School District (GO)
       4.000%, 08/01/21....................................   4,225   4,896,099
Santa Clara County (GO) Series B
       5.000%, 08/01/18....................................   5,000   5,524,150
Santa Clara County Financing Authority (RB) Series A
       5.000%, 02/01/19....................................   3,610   4,046,305
Santa Clara Unified School District (GO)
       5.000%, 07/01/17....................................  10,480  11,136,153
Santa Clara Valley Transportation Authority (RB) Series
  B
       5.000%, 04/01/18....................................   8,215   8,976,859
Santa Margarita-Dana Point Authority (RB) Series B (GO
  OF DIST)
       4.000%, 08/01/17....................................   1,000   1,051,120
Santa Monica Community College District (GO) Series A
       5.000%, 08/01/19....................................     315     360,266

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Saugus Union School District School Facilities Improvement
  District No. 2014-1 (GO) Series A
            5.000%, 08/01/17............................... $ 1,580 $ 1,684,738
Sequoia Union High School District (GO) Series B (AGM)
(currency)  5.500%, 07/01/35...............................
            (Pre-refunded @ $100, 7/1/16)..................   9,030   9,220,443
Sonoma County (RB)
            5.000%, 09/01/19...............................   6,035   6,922,567
South San Francisco Unified School District (GO) Series G
            3.500%, 07/01/18...............................  27,075  28,823,774
Southern California Public Power Authority (RB)
            5.000%, 07/01/18...............................   1,135   1,248,886
            5.000%, 07/01/18...............................   1,475   1,623,001
            5.000%, 07/01/20...............................   1,175   1,379,532
Southwestern Community College District (GO)
            5.000%, 08/01/19...............................   2,230   2,541,353
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17...............................     275     295,276
Sweetwater Union High School District (GO)
            5.000%, 01/01/18...............................   1,750   1,888,757
Tamalpais Union High School District
            4.000%, 02/01/17...............................     500     517,745
Union Elementary School District (GO) Series A
            3.000%, 09/01/18...............................   1,130   1,194,489
Union Elementary School District (GO) Series B
            2.000%, 09/01/16...............................   2,150   2,170,833
University of California (RB) Series Q
(currency)  5.250%, 05/15/23...............................
            (Pre-refunded @ $101, 5/15/17).................   1,000   1,069,810
Upland Unified School District (GO)
            1.000%, 08/01/16...............................     900     903,204
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17...............................   1,585   1,690,070
            5.000%, 08/01/18...............................   1,415   1,562,599
            5.000%, 08/01/20...............................     820     962,614
            5.000%, 08/01/21...............................   2,350   2,830,387
West Contra Costa Unified School District (GO) (ASSURED
  GTY)
            5.000%, 08/01/17...............................     550     586,460
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21...............................   1,000   1,257,520

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
CALIFORNIA -- (Continued)
Westlands Water District (RB) Series A (AGM)
       4.000%, 09/01/20................................... $ 1,045 $  1,179,930
Whittier Union High School District (GO) Series C
       2.000%, 08/01/18...................................   1,480    1,527,123
Yolo County Washington Unified School District (GO)
       4.000%, 08/01/20...................................   1,000    1,119,360
Yosemite Community College District (GO)
       1.000%, 08/01/17...................................   1,850    1,862,654
                                                                   ------------
TOTAL MUNICIPAL BONDS.....................................          804,734,898
                                                                   ------------

                                                           SHARES
                                                           -------
TEMPORARY CASH INVESTMENTS -- (--%)
       JPMorgan Tax Free Money Market Fund, 0.010%........  17,933       17,933
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $795,644,173)^^...................................         $804,752,831
                                                                   ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
 Municipal Bonds.....................      -- $804,734,898   --    $804,734,898
 Temporary Cash Investments.......... $17,933           --   --          17,933
                                      ------- ------------   --    ------------
 TOTAL............................... $17,933 $804,734,898   --    $804,752,831
                                      ======= ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
MUNICIPAL BONDS -- (99.8%)

CALIFORNIA -- (99.8%)
Albany Unified School District (GO)
            4.000%, 08/01/21................................ $  240 $  275,628
Alhambra Unified School District (GO) Series A (ASSURED GTY)
            5.250%, 08/01/18................................    375    415,050
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21................................    730    874,861
Amador County Unified School District (GO)
            4.000%, 08/01/19................................    385    423,731
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17................................    500    531,985
Anaheim Union High School District (GO)
            5.000%, 08/01/19................................    855    975,640
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24................................    850  1,074,060
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21................................    500    570,225
            5.000%, 08/01/22................................  1,650  2,004,948
Azusa Unified School District (GO)
            5.000%, 07/01/21................................    425    508,377
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17................................    100    106,598
Bay Area Toll Authority (RB)
            4.000%, 04/01/18................................    500    535,660
(currency)  5.000%, 04/01/34................................
            (Pre-refunded @ $100, 4/1/18)...................  1,600  1,744,768
(currency)  5.125%, 04/01/39................................
            (Pre-refunded @ $100, 4/1/19)...................  3,450  3,911,334
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23................................    600    748,818
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18................................    200    222,184
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21................................     75     79,881
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20................................    550    583,924
California Educational Facilities Authority (RB)
            5.000%, 10/01/16................................    500    514,455

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
  Series C
(currency)  6.500%, 10/01/33................................
            (Pre-refunded @ $100, 10/1/18).................. $1,000 $1,150,060
California State (GO)
            5.000%, 11/01/16................................    150    155,123
            5.000%, 02/01/18................................  1,150  1,248,244
            5.000%, 09/01/18................................  1,325  1,467,769
            5.000%, 10/01/18................................    250    277,800
            5.000%, 04/01/19................................  2,000  2,257,640
            5.500%, 04/01/19................................  2,605  2,981,110
            5.000%, 09/01/19................................  1,795  2,052,852
            3.125%, 10/01/19................................    100    107,920
            5.000%, 10/01/19................................    500    573,270
            4.000%, 11/01/19................................    135    150,216
            5.000%, 02/01/20................................  1,000  1,158,370
            5.000%, 04/01/20................................    900  1,047,960
            5.000%, 10/01/20................................    540    637,853
            5.000%, 10/01/20................................    375    442,954
            5.000%, 11/01/20................................    750    887,895
            5.000%, 12/01/20................................    500    593,245
            5.000%, 02/01/21................................    700    831,194
            5.000%, 04/01/21................................    475    566,637
            5.000%, 09/01/21................................  3,705  4,464,562
            5.000%, 02/01/22................................  2,195  2,666,135
            5.000%, 04/01/22................................    500    609,185
            4.000%, 09/01/22................................    525    611,205
            5.250%, 09/01/22................................  2,135  2,655,855
            5.250%, 10/01/22................................  2,380  2,965,932
            5.000%, 12/01/22................................  1,245  1,536,766
            5.000%, 02/01/23................................  1,150  1,422,343
            5.000%, 10/01/23................................    100    124,993
            5.000%, 11/01/23................................    875  1,095,202
California State (GO) Series A
            4.400%, 07/01/18................................    410    446,101
            5.000%, 07/01/19................................  1,400  1,596,952
California State (GO) Series B
            5.000%, 09/01/23................................  2,285  2,852,091
California State Department of Water Resources (RB) Series
  AR
            5.000%, 12/01/22................................  3,210  3,997,766
            5.000%, 12/01/23................................    900  1,139,409
California State Department of Water Resources (RB) Series
  AS
            5.000%, 12/01/22................................  1,500  1,868,115
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
            5.000%, 05/01/17................................    450    474,971
            5.000%, 05/01/18................................    745    816,386
            5.000%, 05/01/20................................  1,600  1,870,368

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
       4.000%, 05/01/19                                   $  455   $  501,383
California State University (RB) Series A
       2.500%, 11/01/18                                    1,500    1,571,580
       5.000%, 11/01/18                                    2,500    2,788,775
       5.000%, 11/01/19                                      450      518,859
California State University (RB) Series C (AGM)
       5.000%, 11/01/22                                      100      124,473
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
       4.000%, 08/01/22                                      170      196,319
Central Marin Sanitation Agency (RB)
       3.000%, 09/01/18                                    1,180    1,248,582
       4.000%, 09/01/21                                    1,425    1,652,986
Chabot-Las Positas Community College District (GO)
       5.000%, 08/01/22                                      900    1,109,268
       4.000%, 08/01/23                                    1,970    2,328,599
Chaffey Community College District (GO) Series E
       4.000%, 06/01/22                                      335      391,320
Chino Hills Financing Authority (RB)
       4.000%, 06/01/18                                      500      536,340
Chino Valley Unified School District (GO) Series A
       4.000%, 08/01/21                                      200      229,576
Chula Vista Elementary School District (GO)
       5.000%, 08/01/22                                    1,835    2,242,462
City & County of San Francisco (GO)
       4.000%, 06/15/20                                      800      905,216
City & County of San Francisco (GO) Series A
       5.000%, 06/15/22                                    2,200    2,715,482
City & County of San Francisco (GO) Series R1
       5.000%, 06/15/21                                      470      567,172
City and County of San Francisco (GO)
       5.000%, 06/15/21                                      230      277,686
City and County of San Francisco (GO) Series A
       4.750%, 06/15/19                                      545      616,166
City and County of San Francisco (GO) Series F&C
       2.000%, 06/15/22                                    1,580    1,657,246
                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
City of Long Beach Harbor Revenue (RB) Series B
       5.000%, 05/15/19                                   $  250   $  284,130
City of Long Beach Harbor Revenue (RB) Series C
       5.000%, 11/15/18                                      500      558,125
City of Los Angeles (GO) Series A
       4.000%, 09/01/18                                      780      844,802
       5.000%, 09/01/20                                      445      525,327
City of Los Angeles (GO) Series B
       5.000%, 09/01/19                                      600      687,786
City of Riverside Water Revenue (RB) Series A
       5.000%, 10/01/18                                      300      332,856
City of Sacramento Unified School District (GO)
       5.000%, 07/01/18                                      300      329,118
       5.000%, 07/01/24                                    1,800    2,233,422
City of San Francisco Public Utilities Commission
  Water Revenue (RB) Series B
       5.000%, 11/01/19                                      420      483,932
Coachella Valley Unified School District (GO) (BAM)
       4.000%, 08/01/22                                      825      955,498
Colton Joint Unified School District (GO)
       5.000%, 08/01/21                                      900    1,079,199
Conejo Valley Unified School District (GO)
       2.000%, 08/01/18                                    2,350    2,410,677
       4.000%, 08/01/18                                      115      123,626
Contra Costa County Walnut Creek Elementary School
  District (GO)
       1.500%, 09/01/17                                      500      507,215
Contra Costa Water District (RB) Series Q
       5.000%, 10/01/18                                      220      244,649
Culver City School Facilities Financing Authority
  (RB) (AGM GO OF DIST)
       5.500%, 08/01/26                                      855    1,136,056
Cupertino Union School District (GO) Series A
       4.000%, 08/01/17                                      275      289,143
Cupertino Union School District (GO) Series B
       4.000%, 08/01/21                                      400      463,304
Davis Joint Unified School District (GO)
       5.000%, 08/01/18                                      420      462,164

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
Davis Joint Unified School District Community
  Facilities District (ST) (AGM)
       3.000%, 08/15/22                                   $1,000   $1,085,870
Davis Joint Unified School District Community
  Facilities District No. 2 (ST) (AGM)
       3.000%, 08/15/19                                      500      531,580
Dublin Unified School District (GO)
       5.000%, 02/01/19                                      425      475,431
       5.000%, 08/01/22                                      875    1,069,294
       5.000%, 08/01/23                                    1,665    2,064,633
East Side Union High School District (GO)
       4.000%, 08/01/21                                      600      690,450
East Side Union High School District (GO) Series D
       3.000%, 08/01/19                                      825      884,169
El Dorado Irrigation District & El Dorado Water
  Agency (CP) Series A (ASSURED GTY)
       4.000%, 08/01/16                                      530      539,333
El Rancho Unified School District (GO) (AGM)
       4.000%, 08/01/21                                    1,285    1,462,548
Enterprise Elementary School District (GO)
       4.000%, 09/01/19                                      500      551,840
Escondido Union School District (GO) Series B
  (NATL-RE FGIC)
       5.000%, 08/01/16                                      400      409,324
Fallbrook Union Elementary School District (GO)
  Series A
       5.000%, 08/01/20                                      200      233,920
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL- RE)
       5.000%, 10/01/16                                      500      514,795
Fontana Unified School District (GO)
       5.000%, 08/01/19                                      600      684,882
       4.000%, 08/01/21                                    1,585    1,824,858
       4.000%, 08/01/22                                      875    1,018,710
Fountain Valley Public Finance Authority (RB) Series A
       5.000%, 07/01/24                                      250      313,955
Franklin-Mckinley School District (GO) (ASSURED GTY)
       5.000%, 08/01/17                                      275      293,145
Fresno Unified School District (GO) Series A (AGM)
       4.500%, 08/01/20                                      480      550,013
                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
Gilroy Unified School District (GO) (AGM)
       4.000%, 08/01/24                                   $2,615   $3,093,388
Gilroy Unified School District (GO) Series A (ASSURED
  GTY)
       5.000%, 08/01/18                                      500      550,845
Grossmont Union High School District (GO) Series A
       5.000%, 08/01/18                                      200      220,862
Hacienda La Puente Unified School District (GO) (NATL)
       5.000%, 08/01/23                                      225      278,467
Huntington Beach Public Financing Authority (RB)
       4.000%, 09/01/18                                      200      215,230
Jurupa Unified School District (GO) (AGM)
       4.000%, 08/01/18                                      235      252,566
       5.000%, 08/01/20                                      725      845,538
Liberty Union High School District (GO)
       5.000%, 08/01/20                                      380      444,813
       4.000%, 08/01/21                                      500      573,365
Lompoc Unified School District (GO) (ASSURED GTY)
       5.250%, 08/01/20                                      540      635,672
Los Altos Elementary School District (GO)
       4.000%, 08/01/21                                      250      288,840
Los Angeles Community College District (GO) Series C
       5.000%, 08/01/25                                    1,240    1,592,371
       5.000%, 06/01/26                                    2,500    3,239,900
Los Angeles Community College District (GO) Series G
       5.000%, 08/01/23                                      650      814,879
Los Angeles Convention & Exhibit Center Authority
  (RB) Series A
       4.500%, 08/15/18                                      300      328,020
Los Angeles County Metropolitan Transportation
  Authority (RB)
       5.000%, 07/01/17                                      525      558,022
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
       5.000%, 07/01/17                                      300      318,870
       5.000%, 07/01/18                                      665      732,231
       5.000%, 07/01/21                                      520      626,548
Los Angeles County Metropolitan Transportation
  Authority (RB) Series B
       5.000%, 07/01/20                                      525      617,631

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
  Authority (RB) Series C
       5.000%, 07/01/20                                   $  525   $  617,631
Los Angeles Department of Water (RB) Series B
       5.000%, 07/01/22                                      435      536,703
Los Angeles Department of Water & Power (RB) Series A
       5.000%, 07/01/19                                      925    1,054,454
       5.000%, 07/01/19                                      370      421,782
       5.000%, 07/01/21                                    1,650    1,990,015
Los Angeles Department of Water & Power (RB) Series D
       4.000%, 07/01/19                                    1,000    1,106,390
Los Angeles Municipal Improvement Corp. (RB) Series A
       5.000%, 09/01/16                                      200      205,162
Los Angeles Municipal Improvement Corp. (RB) Series C
       3.000%, 03/01/16                                      250      250,568
Los Angeles Unified School District (GO) Series A
       3.000%, 07/01/19                                      725      777,040
       5.000%, 07/01/20                                      150      175,968
       2.000%, 07/01/22                                      630      659,415
Los Angeles Unified School District (GO) Series A-2
       5.000%, 07/01/21                                      315      379,544
Los Angeles Unified School District (GO) Series C
       5.000%, 07/01/23                                    3,050    3,822,778
Los Angeles Unified School District (GO) Series D
       4.000%, 07/01/17                                      200      209,772
Los Angeles Unified School District (GO) Series I
       5.000%, 07/01/19                                      750      854,152
Los Angeles Unified School District (GO) Series KRY
       5.000%, 07/01/18                                      750      825,825
Los Rios Community College District (GO) Series B
       5.000%, 08/01/23                                      510      637,724
Lynwood Unified School District (GO) (AGM)
       5.000%, 08/01/21                                      450      535,122
       5.000%, 08/01/22                                      485      586,666
Manhattan Beach Unified School District (GO) Series C
       3.500%, 09/01/21                                    1,185    1,337,083
Manhattan Beach Unified School District (GO) Series E
       3.000%, 09/01/22                                      560      618,710

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
Mendocino-Lake Community College District (GO) Series
  A (NATL-RE)
       5.000%, 08/01/17                                   $  100   $  106,397
Merced Union High School District (GO) Series A
  (ASSURED GTY)
       4.000%, 08/01/18                                      250      268,560
Metropolitan Water District of Southern California
  (RB) Series A
       5.000%, 07/01/19                                    1,090    1,242,949
Montebello Unified School District (GO)
       5.000%, 08/01/20                                      415      484,392
Moreland School District (GO) Series B
       5.000%, 08/01/21                                      500      603,690
Moreno Valley Public Financing Authority (RB)
       5.000%, 11/01/20                                    1,470    1,718,695
Morongo Unified School District (GO)
       3.000%, 08/01/22                                      480      525,643
Mount Diablo Unified School District (GO)
       3.250%, 08/01/19                                      500      538,895
New Haven Unified School District (GO) (ASSURED GTY)
       5.000%, 08/01/19                                      150      170,943
Oakland Joint Powers Financing Authority (RB) Series
  B (ASSURED GTY)
       4.500%, 08/01/18                                      500      542,230
Oceanside Unified School District (GO)
       4.000%, 08/01/17                                      300      315,429
Oxnard Union High School District (GO)
       4.000%, 08/01/21                                      320      365,856
       4.000%, 08/01/22                                      500      579,090
Peralta Community College District (GO)
       5.000%, 08/01/17                                      100      106,552
Placentia-Yorba Linda Unified School District (GO)
  Series A
       5.000%, 08/01/18                                      275      303,036
Plumas Unified School District (GO) (AGM)
       5.250%, 08/01/21                                      800      958,592
Pomona Unified School District (GO) Series C
       4.000%, 08/01/16                                      250      254,340
Porterville Unified School District Facilities
  Improvement District (GO) Series B (AGM)
       5.000%, 08/01/18                                      450      494,703

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT
                                                               (000)      VALUE+
                                                               ------   ----------
CALIFORNIA -- (Continued)
            5.000%, 08/01/19                                   $  325   $  368,456
Poway Unified School District (GO)
            5.000%, 08/01/19                                      200      228,368
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20                                      500      594,355
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22                                    1,290    1,573,594
Roseville City School District (GO)
            5.000%, 08/01/17                                      400      426,516
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17                                      125      133,501
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22                                      465      572,796
San Diego County Regional Transportation Commission (RB)
  Series A
            5.000%, 04/01/18                                      265      289,515
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21                                      310      372,319
San Diego County Water Authority Financing Corp. (RB) Series A
            4.000%, 05/01/17                                      450      470,030
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB)
            5.000%, 05/15/22                                      700      860,993
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series A
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)                      1,975    2,338,815
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series A
            5.000%, 08/01/16                                      400      409,324
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21                                      600      737,952
            5.500%, 07/01/25                                    2,550    3,378,979
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23                                      490      614,293
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19                                      325      360,412
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20                                      860    1,002,743

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------   ----------
CALIFORNIA -- (Continued)
San Jose Evergreen Community College District (GO)
       5.000%, 09/01/21                                   $1,750   $2,125,637
San Juan Unified School District (GO)
       5.000%, 08/01/22                                      800      979,864
San Juan Unified School District (GO) Series B
       3.000%, 08/01/16                                      260      263,492
San Mateo County Community College District (GO)
       4.000%, 09/01/18                                      700      759,661
San Ramon Valley Unified School District (GO)
       4.000%, 08/01/21                                    1,500    1,738,260
Santa Ana Unified School District (GO) Series A
       5.000%, 08/01/18                                      275      302,462
Santa Cruz City High School District (GO)
       4.000%, 08/01/22                                      715      824,266
Santa Monica Community College District (GO) Series A
       5.000%, 08/01/22                                      225      278,424
Santa Monica Public Financing Authority (RB) Series B
       4.000%, 12/01/19                                      175      194,875
Saugus Union School District (GO) (NATL-RE FGIC)
       5.250%, 08/01/17                                      500      535,005
Sequoia Union High School District (GO) Series A
       4.000%, 07/01/16                                      360      365,558
South San Francisco Unified School District (GO)
  Series G
       3.500%, 07/01/18                                    5,600    5,961,704
Southern California Public Power Authority (RB)
       5.000%, 07/01/18                                      250      275,085
       5.000%, 07/01/18                                      150      165,051
       4.000%, 07/01/19                                      575      635,559
Standard Elementary School District (GO) Series A
       4.000%, 08/01/24                                      240      281,210
Stockton Unified School District (GO) (AGM)
       5.000%, 07/01/20                                      150      174,627
Sweetwater Union High School District (GO)
       5.000%, 01/01/18                                    1,200    1,295,148
Tahoe Forest Hospital District (GO)
       4.000%, 08/01/20                                      295      331,586

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
CALIFORNIA -- (Continued)
Val Verde Unified School District (GO) Series B
  (AGM)
         3.000%, 08/01/17................................ $    200 $    207,252
West Contra Costa Unified School District (GO) (AGM)
         5.000%, 08/01/17................................      195      207,927
         5.000%, 08/01/18................................    1,145    1,264,435
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
         5.000%, 08/01/17................................      175      186,601
West Contra Costa Unified School District (GO)
  Series B
         6.000%, 08/01/20................................    1,065    1,296,882
West Covina Unified School District (GO) (AGM)
         5.000%, 08/01/21................................      385      458,951
Western Riverside County Regional Wastewater
  Authority (RB) (ASSURED GTY)
         5.000%, 09/01/19................................      250      282,983
Westside Union School District (GO) Series A
         4.000%, 08/01/23................................      700      817,670
Whittier Union High School District (GO) Series C
         2.000%, 08/01/19................................      645      671,168
Wright Elementary School District (GO) Series A
         3.000%, 08/01/20................................      165      178,710
Yolo County Washington Unified School District (GO)
         4.000%, 08/01/19................................      450      495,432
Yosemite Union High School District (GO) (AGM)
         4.000%, 08/01/19................................      395      431,743
Yuba Community College District (GO) Series B
         4.000%, 08/01/21................................      355      406,479
Yuba Community College District (GO) Series C
         5.000%, 08/01/17................................      240      255,910
                                                                   ------------
TOTAL MUNICIPAL BONDS....................................           202,026,977
                                                                   ------------
TOTAL INVESTMENT SECURITIES..............................           202,026,977
                                                                   ------------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.2%)
         JPMorgan Tax Free Money Market Fund.............  353,849      353,849
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $195,390,933)^^..................................          $202,380,826
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Municipal Bonds....................       -- $202,026,977   --    $202,026,977
 Temporary Cash Investments......... $353,849           --   --         353,849
                                     -------- ------------   --    ------------
 TOTAL.............................. $353,849 $202,026,977   --    $202,380,826
                                     ======== ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
MUNICIPAL BONDS -- (98.5%)

NEW YORK -- (98.5%)
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22................................ $  710 $  766,615
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 08/15/23................................    290    306,008
Babylon Union Free School District
            2.000%, 06/15/17................................    500    509,510
            2.000%, 06/15/20................................    290    300,089
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19................................    100    103,257
City of New York (GO) Series 1
            3.000%, 08/01/17................................    350    362,638
City of New York (GO) Series A
            2.000%, 02/01/19................................    275    283,918
            5.000%, 08/01/24................................    620    776,184
            5.000%, 08/01/25................................    220    277,466
City of New York (GO) Series B
            5.000%, 08/01/21................................  1,000  1,197,350
City of New York (GO) Series F-1
            3.000%, 06/01/17................................    175    180,758
City of New York (GO) Series I- SUBSER 1-I
            5.000%, 03/01/22................................    265    320,740
City of New York Series A
            5.000%, 08/01/23................................  1,200  1,484,208
County of Onondaga
            5.000%, 05/15/19................................    115    130,132
East Islip Union Free School District
            4.000%, 07/01/19................................    240    263,662
Haverstraw-Stony Point Central School District
            3.000%, 08/15/22................................    200    219,912
            3.000%, 08/15/23................................    360    395,903
Herricks Union Free School District
            4.000%, 06/15/21................................    150    172,439
Lindenhurst Union Free School District (GO) (ST AID
  WITHHLDG)
            2.250%, 09/01/23................................    195    203,726
Liverpool Central School District
            4.000%, 06/15/18................................    150    160,863
Metropolitan Transportation Authority (RB) Series B-2
            5.000%, 11/01/16................................    750    775,905
Middletown City School District
            5.000%, 09/15/24................................    130    164,844
New Rochelle City School District
            4.000%, 06/01/18................................    475    508,497
            4.000%, 06/01/20................................    300    336,126

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
NEW YORK -- (Continued)
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24................................
            (Pre-refunded @ $100, 5/1/18)................... $  750 $  817,110
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20................................    750    824,257
New York State (GO) Series A
            4.000%, 03/01/18................................    100    106,752
New York State Series C
            5.000%, 04/15/22................................    600    737,034
New York State Dormitory Authority (RB) Series A
            5.000%, 07/01/20................................    395    460,594
            5.000%, 10/01/22................................    475    589,185
            4.000%, 12/15/22................................    100    116,395
            5.000%, 03/15/23................................    650    807,469
            5.000%, 03/15/23................................    200    248,452
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20................................  2,075  2,401,397
            5.000%, 02/15/22................................  1,000  1,210,800
            5.000%, 02/15/24................................    455    566,912
New York State Dormitory Authority (RB) Series B-GRP A
            5.000%, 02/15/25................................    550    692,466
New York State Environmental Facilities Corp. (RB) Series A
            5.250%, 12/15/18................................    225    252,635
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18................................    400    435,540
New York State Urban Dev. Corp. (RB) Series A
            5.000%, 03/15/19................................    300    337,914
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/22................................    285    294,000
            2.000%, 12/15/23................................    550    570,328
North Tonawanda City School District
            4.000%, 09/15/21................................    650    744,757
Oceanside Union Free School District
            2.500%, 07/01/23................................    520    549,754
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
            3.750%, 06/15/19................................    350    382,028
Pittsford Central School District Series B
            4.000%, 12/15/17................................    100    106,147

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)   VALUE+
                                                          ------ --------
NEW YORK -- (Continued)
Port Authority of New York & New Jersey (RB)
       5.000%, 12/01/17..................................  $750  $808,890
Port Authority of New York & New Jersey (RB) (AGM)
       5.000%, 08/15/17..................................   260   277,475
Riverhead Central School District
       3.000%, 03/15/22..................................   120   131,586
Riverhead Central School District (GO) (ST AID
  WITHHLDG)
       2.000%, 10/15/22..................................   280   289,979
Sachem Central School District (GO)
       5.000%, 10/15/19..................................   200   228,358
Schenectady County (GO)
       5.000%, 06/15/25..................................   140   178,013
Sewanhaka Central High School District of Elmont
       3.000%, 07/15/23..................................   590   651,283
South Huntington Union Free School District
       4.000%, 09/01/17..................................   150   157,947
Spencerport Central School District
       2.000%, 06/15/21..................................   500   526,595
Taconic Hills Central School District at Craryville
       4.000%, 06/15/22..................................   250   287,975
Taconic Hills Central School District at Craryville
  (GO) (ST AID WITHHLDG)
       5.000%, 06/15/20..................................   100   116,628
Town of Babylon (GO)
       3.000%, 07/01/25..................................   375   405,679
Town of Brookhaven (GO) Series A
       3.000%, 03/15/22..................................   650   709,559
Town of Cheektowaga (GO)
       5.000%, 07/15/23..................................   265   330,569
Town of Clarence
       2.000%, 08/01/18..................................   325   334,204
       2.250%, 08/01/24..................................   210   223,035
Town of Huntington (GO)
       2.000%, 12/01/23..................................   220   228,094
Town of LaGrange
       4.000%, 03/01/18..................................   270   287,766
       4.000%, 03/01/19..................................   280   306,379
       4.000%, 03/01/20..................................   220   248,250
Triborough Bridge & Tunnel Authority (RB) Series A
       5.000%, 11/15/18..................................   140   156,110
Triborough Bridge & Tunnel Authority (RB) Series B
       5.000%, 11/15/18..................................   315   351,247
       5.000%, 11/15/22..................................   190   234,527

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                          -------- -----------
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C
       4.000%, 11/15/18.................................. $    100 $   108,761
Tuckahoe Union Free School District
       5.000%, 07/15/19..................................      145     164,566
       5.000%, 07/15/21..................................      230     274,767
Ulster County (GO)
       2.000%, 11/15/22..................................      240     247,709
Vestal Central School District (GO) (AGM ST AID
  WITHHLDG)
       3.750%, 06/15/19..................................      150     163,541
Wantagh Union Free School District
       2.000%, 11/15/22..................................      250     261,325
West Irondequoit Central School District
       4.500%, 06/15/18..................................      125     135,698
Yorktown Central School District
       2.000%, 07/01/21..................................      400     422,100
                                                                   -----------
TOTAL MUNICIPAL BONDS....................................           32,701,291
                                                                   -----------
TOTAL INVESTMENT SECURITIES..............................           32,701,291
                                                                   -----------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (1.5%)
       Federated New York Municipal Cash Trust, 0.010%...  513,044     513,044
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $32,475,618)^^...................................          $33,214,335
                                                                   ===========

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
  -                                   ----------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
  -                                   -------- ----------- ------- -----------
  Municipal Bonds....................       -- $32,701,291   --    $32,701,291
  Temporary Cash Investments......... $513,044          --   --        513,044
                                      -------- -----------   --    -----------
  TOTAL.............................. $513,044 $32,701,291   --    $33,214,335
                                      ======== ===========   ==    ===========

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in DFA Inflation-Protected Securities Portfolio
   of DFA Investment Dimensions Group Inc.................... 82,270 $  954,329
 Investment in DFA One-Year Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc........................... 61,178    630,130
 Investment in U.S. Large Company Portfolio of Dimensional
   Investment Group Inc......................................  7,964    120,900
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc...........................  7,443    120,281
 Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc...........................  4,288     79,334
 Investment in International Core Equity Portfolio of DFA
   Investment Dimensions Group Inc...........................  3,665     39,180
 Investment in Emerging Markets Core Equity Portfolio of DFA
   Investment Dimensions Group Inc...........................  2,004     30,113
                                                                     ----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $1,967,362)......................................         1,974,267
                                                                     ----------
 TEMPORARY CASH INVESTMENTS -- (0.0%)
 State Street Institutional Liquid Reserves, 0.358%
   (Cost $1,166).............................................  1,166      1,166
                                                                     ----------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $1,968,528)^^....................................        $1,975,433
                                                                     ==========

                                     1000

DIMENSIONAL RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------
                                                         LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                        ----------    ------- ------- ----------
Affiliated Investment Companies........................ $1,974,267      --      --    $1,974,267
Temporary Cash Investments.............................      1,166      --      --         1,166
                                                        ----------      --      --    ----------
TOTAL.................................................. $1,975,433      --      --    $1,975,433
                                                        ==========      ==      ==    ==========

                                     1001

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc......................... 117,478 $1,783,320
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................... 110,001  1,777,615
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc......................  63,691  1,178,278
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  54,706    584,807
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  29,889    449,233
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc......................  14,998    149,530
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc......................  13,848    149,422
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $6,016,911)....................................          6,072,205
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $3,289)............................................   3,289      3,289
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%)............................
     (Cost $6,020,200)^^....................................         $6,075,494
                                                                     ==========

                                     1002

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------
                                                         LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                        ----------    ------- ------- ----------
Affiliated Investment Companies........................ $6,072,205      --      --    $6,072,205
Temporary Cash Investments.............................      3,289      --      --         3,289
                                                        ----------      --      --    ----------
TOTAL.................................................. $6,075,494      --      --    $6,075,494
                                                        ==========      ==      ==    ==========

                                     1003

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc......................... 142,910 $2,169,372
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................... 133,306  2,154,229
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc......................  76,530  1,415,797
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  65,806    703,464
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  36,507    548,697
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc......................  18,715    186,586
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc......................  17,262    186,259
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $7,499,170)....................................          7,364,404
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $4,405)............................................   4,405      4,405
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,503,575)^^....................................         $7,368,809
                                                                     ==========

                                     1004

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------
                                                         LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                        ----------    ------- ------- ----------
Affiliated Investment Companies........................ $7,364,404      --      --    $7,364,404
Temporary Cash Investments.............................      4,405      --      --         4,405
                                                        ----------      --      --    ----------
TOTAL.................................................. $7,368,809      --      --    $7,368,809
                                                        ==========      ==      ==    ==========

                                     1005

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES  VALUE+
                                                               ------ --------
  AFFILIATED INVESTMENT COMPANIES -- (99.9%)
  Investment in U.S. Large Company Portfolio of
     Dimensional Investment Group Inc......................... 16,553 $251,281
  Investment in U.S. Core Equity 1 Portfolio of
     DFA Investment Dimensions Group Inc...................... 15,437  249,454
  Investment in Large Cap International Portfolio of
     DFA Investment Dimensions Group Inc......................  8,855  163,825
  Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc......................  7,618   81,435
  Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc......................  4,226   63,522
  Investment in DFA Two-Year Global Fixed Income Portfolio of
     DFA Investment Dimensions Group Inc......................  2,238   22,311
  Investment in DFA Short-Term Extended Quality Portfolio of
     DFA Investment Dimensions Group Inc......................  2,063   22,258
                                                                      --------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $901,209)......................................         854,086
                                                                      --------
  TEMPORARY CASH INVESTMENTS -- (0.1%)
  State Street Institutional Liquid Reserves, 0.358%
     (Cost $843)..............................................    843      843
                                                                      --------
     TOTAL INVESTMENTS -- (100.0%)
       (Cost $902,052)^^......................................        $854,929
                                                                      ========

                                     1006

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ----------------------------------------
                                                        LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                         --------  -------   -------   --------
Affiliated Investment Companies........................ $854,086     --        --      $854,086
Temporary Cash Investments.............................      843     --        --           843
                                                         --------    --        --      --------
TOTAL.................................................. $854,929     --        --      $854,929
                                                         ========    ==        ==      ========

                                     1007

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES  VALUE+
                                                               ------ --------
  AFFILIATED INVESTMENT COMPANIES -- (99.9%)
  Investment in U.S. Large Company Portfolio of
     Dimensional Investment Group Inc......................... 15,290 $232,095
  Investment in U.S. Core Equity 1 Portfolio of
     DFA Investment Dimensions Group Inc...................... 14,233  229,999
  Investment in Large Cap International Portfolio of
     DFA Investment Dimensions Group Inc......................  8,140  150,589
  Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc......................  7,010   74,932
  Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc......................  3,916   58,861
  Investment in DFA Two-Year Global Fixed Income Portfolio of
     DFA Investment Dimensions Group Inc......................  2,107   21,006
  Investment in DFA Short-Term Extended Quality Portfolio of
     DFA Investment Dimensions Group Inc......................  1,943   20,963
                                                                      --------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $848,820)......................................         788,445
                                                                      --------
  TEMPORARY CASH INVESTMENTS -- (0.1%)
  State Street Institutional Liquid Reserves, 0.358%
     (Cost $836)..............................................    836      836
                                                                      --------
     TOTAL INVESTMENTS -- (100.0%)
       (Cost $849,656)^^......................................        $789,281
                                                                      ========

                                     1008

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ----------------------------------------
                                                        LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                         --------  -------   -------   --------
Affiliated Investment Companies........................ $788,445     --        --      $788,445
Temporary Cash Investments.............................      836     --        --           836
                                                         --------    --        --      --------
TOTAL.................................................. $789,281     --        --      $789,281
                                                         ========    ==        ==      ========

                                     1009

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc........................ 127,857 $1,483,137
Investment in DFA One-Year Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc........................  29,549    304,353
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc...........................  10,748    163,161
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................  10,054    162,466
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc........................   5,762    106,595
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................   4,996     53,406
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................   2,727     40,983
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $2,294,514)......................................          2,314,101
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $1,900)..............................................   1,900      1,900
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,296,414)^^......................................         $2,316,001
                                                                       ==========

                                     1010

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------
                                                         LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                        ----------    ------- ------- ----------
Affiliated Investment Companies........................ $2,314,101      --      --    $2,314,101
Temporary Cash Investments.............................      1,900      --      --         1,900
                                                        ----------      --      --    ----------
TOTAL.................................................. $2,316,001      --      --    $2,316,001
                                                        ==========      ==      ==    ==========

                                     1011

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc........................ 448,742 $5,205,409
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc...........................  35,457    538,235
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................  33,152    535,736
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc........................  47,104    412,630
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc........................  19,189    354,997
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................  16,452    175,869
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................   8,983    135,009
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $7,290,692)......................................          7,357,885
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $4,234)..............................................   4,234      4,234
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,294,926)^^......................................         $7,362,119
                                                                       ==========

                                     1012

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------
                                                         LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                        ----------    ------- ------- ----------
Affiliated Investment Companies........................ $7,357,885      --      --    $7,357,885
Temporary Cash Investments.............................      4,234      --      --         4,234
                                                        ----------      --      --    ----------
TOTAL.................................................. $7,362,119      --      --    $7,362,119
                                                        ==========      ==      ==    ==========

                                     1013

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc........................ 884,181 $10,256,494
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc........................ 323,336   2,832,427
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc...........................  82,334   1,249,837
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................  77,017   1,244,588
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc........................  44,640     825,836
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................  38,293     409,349
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................  20,901     314,147
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $16,907,012).....................................          17,132,678
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $8,931)..............................................   8,931       8,931
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $16,915,943)^^.....................................         $17,141,609
                                                                       ===========

                                     1014

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $17,132,678    --      --    $17,132,678
Temporary Cash Investments.............................       8,931    --      --          8,931
                                                        -----------    --      --    -----------
TOTAL.................................................. $17,141,609    --      --    $17,141,609
                                                        ===========    ==      ==    ===========

                                     1015

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc........................ 779,904 $ 9,046,889
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc........................ 958,763   8,398,768
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc........................... 196,742   2,986,548
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................ 183,970   2,972,962
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc........................ 106,410   1,968,581
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................  91,359     976,623
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................  50,050     752,253
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc........................  57,066     568,946
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc........................  52,691     568,534
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $27,857,605).....................................          28,240,104
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $14,887).............................................  14,887      14,887
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $27,872,492)^^.....................................         $28,254,991
                                                                       ===========

                                     1016

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $28,240,104    --      --    $28,240,104
Temporary Cash Investments.............................      14,887    --      --         14,887
                                                        -----------    --      --    -----------
TOTAL.................................................. $28,254,991    --      --    $28,254,991
                                                        ===========    ==      ==    ===========

                                     1017

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                SHARES     VALUE+
                                                               --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc........................ 1,150,473 $10,078,140
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc...........................   287,910   4,370,473
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc........................   269,398   4,353,470
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc........................   156,005   2,886,101
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc........................   234,219   2,716,941
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................   133,894   1,431,325
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc........................   136,197   1,357,885
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc........................   125,729   1,356,614
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................    73,167   1,099,705
                                                                         -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $29,195,985).....................................            29,650,654
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $16,516).............................................    16,516      16,516
                                                                         -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $29,212,501)^^.....................................           $29,667,170
                                                                         ===========

                                     1018

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $29,650,654    --      --    $29,650,654
Temporary Cash Investments.............................      16,516    --      --         16,516
                                                        -----------    --      --    -----------
TOTAL.................................................. $29,667,170    --      --    $29,667,170
                                                        ===========    ==      ==    ===========

                                     1019

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc...................... 572,085 $ 5,011,461
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc......................... 264,824   4,020,029
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................... 247,500   3,999,602
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc...................... 142,823   2,642,235
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc...................... 154,482   1,540,186
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc...................... 142,654   1,539,232
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...................... 122,713   1,311,806
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  67,522   1,014,853
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $20,947,578)...................................          21,079,404
                                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $12,729)...........................................  12,729      12,729
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $20,960,307)^^...................................         $21,092,133
                                                                     ===========

                                     1020

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $21,079,404    --      --    $21,079,404
Temporary Cash Investments.............................      12,729    --      --         12,729
                                                        -----------    --      --    -----------
TOTAL.................................................. $21,092,133    --      --    $21,092,133
                                                        ===========    ==      ==    ===========

                                     1021

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc......................... 223,568 $ 3,393,769
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................... 209,128   3,379,508
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc...................... 120,978   2,238,089
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc...................... 144,915   1,444,801
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc...................... 133,754   1,443,210
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...................... 103,851   1,110,165
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  56,796     853,637
Investment in DFA LTIP Portfolio of
   DFA Investment Dimensions Group Inc......................  64,176     562,183
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $14,365,611)...................................          14,425,362
                                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $9,799)............................................   9,799       9,799
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $14,375,410)^^...................................         $14,435,161
                                                                     ===========

                                     1022

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $14,425,362    --      --    $14,425,362
Temporary Cash Investments.............................       9,799    --      --          9,799
                                                        -----------    --      --    -----------
TOTAL.................................................. $14,435,161    --      --    $14,435,161
                                                        ===========    ==      ==    ===========

                                     1023

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc......................... 275,994 $ 4,189,587
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................... 257,973   4,168,851
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc...................... 148,886   2,754,398
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...................... 127,928   1,367,552
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................  70,343   1,057,251
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc......................  78,828     785,912
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc......................  72,715     784,599
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $15,107,012)...................................          15,108,150
                                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
   (Cost $8,656)............................................   8,656       8,656
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $15,115,668)^^...................................         $15,116,806
                                                                     ===========

                                     1024

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $15,108,150    --      --    $15,108,150
Temporary Cash Investments.............................       8,656    --      --          8,656
                                                        -----------    --      --    -----------
TOTAL.................................................. $15,116,806    --      --    $15,116,806
                                                        ===========    ==      ==    ===========

                                     1025

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
BONDS -- (91.9%)

AUSTRALIA -- (2.6%)
Australia & New Zealand Banking Group, Ltd.
       1.875%, 10/06/17.................................. $  358  $   360,386
       1.450%, 05/15/18..................................    358      355,643
BHP Billiton Finance USA, Ltd.
       1.875%, 11/21/16..................................  1,300    1,299,016
       1.625%, 02/24/17..................................    824      820,233
Commonwealth Bank of Australia
       1.900%, 09/18/17..................................    787      792,833
       2.500%, 09/20/18..................................    916      933,060
       2.250%, 03/13/19..................................  5,000    5,032,515
National Australia Bank, Ltd.
       1.300%, 07/25/16..................................    250      250,463
       2.250%, 07/01/19..................................  3,500    3,512,656
Westpac Banking Corp.
       2.000%, 08/14/17..................................    501      505,246
       2.600%, 11/23/20..................................  6,000    6,045,870
                                                                  -----------
TOTAL AUSTRALIA..........................................          19,907,921
                                                                  -----------
AUSTRIA -- (0.3%)
Austria Government International Bond
       1.750%, 06/17/16..................................    215      215,878
Oesterreichische Kontrollbank AG
       2.000%, 06/03/16..................................    272      273,130
       1.125%, 05/29/18..................................  1,431    1,430,065
                                                                  -----------
TOTAL AUSTRIA............................................           1,919,073
                                                                  -----------
CANADA -- (8.1%)
Bank of Montreal
       2.375%, 01/25/19..................................     24       24,312
Bank of Nova Scotia (The)
       2.350%, 10/21/20..................................  9,655    9,664,336
British Columbia, Province of Canada
       2.100%, 05/18/16..................................    358      359,383
       1.200%, 04/25/17..................................    715      717,803
Canada Government International Bond
       0.875%, 02/14/17..................................    715      715,930
Canadian National Railway Co.
       1.450%, 12/15/16..................................  2,036    2,043,554
Cenovus Energy, Inc.
       5.700%, 10/15/19..................................  2,000    1,982,352
Encana Corp.
       6.500%, 05/15/19..................................  1,300    1,118,465
Export Development Canada
       1.250%, 10/26/16..................................    785      787,983
Goldcorp, Inc.
       2.125%, 03/15/18..................................  2,000    1,942,866

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
CANADA -- (Continued)
Ontario, Province of Canada
       4.950%, 11/28/16.................................. $   715 $   738,347
       1.200%, 02/14/18..................................   2,831   2,832,135
       2.000%, 01/30/19..................................   5,000   5,059,210
Petro-Canada
       6.050%, 05/15/18..................................     429     447,076
Potash Corp. of Saskatchewan, Inc.
       3.250%, 12/01/17..................................     123     125,266
Royal Bank of Canada
       2.300%, 07/20/16..................................     393     395,657
       2.200%, 07/27/18..................................   4,000   4,046,568
       2.150%, 03/15/19..................................   1,700   1,714,066
       2.350%, 10/30/20..................................   6,000   6,003,774
Suncor Energy, Inc.
       6.100%, 06/01/18..................................     707     738,048
Thomson Reuters Corp.
       1.300%, 02/23/17..................................   1,300   1,294,720
Toronto-Dominion Bank (The)
       2.625%, 09/10/18..................................     715     730,255
       2.125%, 07/02/19..................................   7,600   7,655,138
       2.500%, 12/14/20..................................  10,000  10,078,430
                                                                  -----------
TOTAL CANADA.............................................          61,215,674
                                                                  -----------
DENMARK -- (0.5%)
Danske Bank A.S.
       2.750%, 09/17/20..................................   3,000   3,045,846
Kommunekredit
       1.125%, 03/15/18..................................     715     714,989
                                                                  -----------
TOTAL DENMARK............................................           3,760,835
                                                                  -----------
FINLAND -- (0.8%)
Municipality Finance P.L.C.
       1.125%, 04/17/18..................................   5,789   5,788,317
                                                                  -----------
FRANCE -- (2.4%)
BNP Paribas SA
       2.375%, 09/14/17..................................     252     254,943
       2.375%, 05/21/20..................................   3,000   3,003,168
BPCE SA
       2.500%, 12/10/18..................................   2,200   2,234,562
       2.500%, 07/15/19..................................   2,000   2,024,024
Sanofi
       1.250%, 04/10/18..................................     744     744,612
Societe Generale SA
       2.750%, 10/12/17..................................   1,772   1,802,638
Total Capital International SA
       2.125%, 01/10/19..................................     781     779,242
       2.100%, 06/19/19..................................   7,000   6,972,616
                                                                  -----------
TOTAL FRANCE.............................................          17,815,805
                                                                  -----------

                                     1026

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
GERMANY -- (1.5%)
Deutsche Bank AG
     6.000%, 09/01/17.................................. $  862  $   914,708
     2.500%, 02/13/19..................................    777      772,256
     2.950%, 08/20/20..................................  1,900    1,893,323
FMS Wertmanagement AoeR
     1.000%, 11/21/17..................................  5,789    5,788,780
KFW
     2.000%, 06/01/16..................................     72       72,328
     4.875%, 01/17/17..................................    358      371,951
     0.875%, 09/05/17..................................    358      357,759
Landeskreditbank Baden-Wuerttemberg Foerderbank
     2.250%, 07/15/16..................................    558      561,800
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17..................................    901      900,515
                                                                -----------
TOTAL GERMANY..........................................          11,633,420
                                                                -----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..................................  2,000    2,049,772
JAPAN -- (3.1%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
     2.300%, 03/05/20..................................  3,900    3,906,252
Development Bank of Japan, Inc.
     1.875%, 10/03/18..................................    594      600,762
Japan Bank for International Cooperation
     1.750%, 07/31/18..................................    358      359,715
Japan Finance Organization for Municipalities
     1.375%, 02/05/18..................................  5,000    4,980,905
Mizuho Bank, Ltd.
     1.550%, 10/17/17..................................  5,760    5,744,546
Nippon Telegraph & Telephone Corp.
     1.400%, 07/18/17..................................    102      102,062
Nomura Holdings, Inc.
     2.000%, 09/13/16..................................  1,528    1,533,363
     2.750%, 03/19/19..................................  1,500    1,524,365
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19..................................  2,673    2,707,802
     2.450%, 01/16/20..................................  2,000    2,018,876
                                                                -----------
TOTAL JAPAN............................................          23,478,648
                                                                -----------
NETHERLANDS -- (2.7%)
Bank Nederlandse Gemeenten NV
     1.375%, 03/19/18..................................  1,790    1,798,134
     1.875%, 06/11/19..................................  5,000    5,076,560
Cooperatieve Rabobank UA
     2.250%, 01/14/19..................................  3,356    3,392,691

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
NETHERLANDS -- (Continued)
Deutsche Telekom International Finance BV
       6.000%, 07/08/19.................................. $  934  $ 1,053,452
Koninklijke Philips NV
       5.750%, 03/11/18..................................  1,164    1,248,728
LyondellBasell Industries NV
       5.000%, 04/15/19..................................  1,650    1,741,146
Nederlandse Waterschapsbank NV
       2.125%, 06/16/16..................................    429      431,378
Shell International Finance BV
       1.125%, 08/21/17..................................    358      356,409
       2.000%, 11/15/18..................................  5,709    5,687,899
                                                                  -----------
TOTAL NETHERLANDS........................................          20,786,397
                                                                  -----------
NORWAY -- (0.5%)
Kommunalbanken A.S.
       1.000%, 09/26/17..................................    286      286,065
       1.000%, 03/15/18..................................  2,146    2,139,983
Statoil ASA
       1.200%, 01/17/18..................................    168      166,550
       1.150%, 05/15/18..................................    236      232,124
       1.950%, 11/08/18..................................    715      711,711
                                                                  -----------
TOTAL NORWAY.............................................           3,536,433
                                                                  -----------
SPAIN -- (0.6%)
Telefonica Emisiones SAU
       5.134%, 04/27/20..................................  4,250    4,606,928
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.7%)
African Development Bank
       1.125%, 03/15/17..................................    501      502,920
Asian Development Bank
       1.125%, 03/15/17..................................    358      359,357
       1.750%, 09/11/18..................................    639      649,414
       1.875%, 04/12/19..................................  5,000    5,096,340
EUROFIMA
       5.250%, 04/07/16..................................    358      360,796
European Bank for Reconstruction & Development
       1.750%, 06/14/19..................................  5,000    5,090,795
European Investment Bank
#      4.875%, 01/17/17..................................    358      371,869
       1.125%, 09/15/17..................................    215      215,669
       2.875%, 09/15/20..................................  2,000    2,115,048
       1.625%, 12/15/20..................................  3,000    2,999,652
Inter-American Development Bank
       1.125%, 03/15/17..................................     59       59,314
       0.875%, 03/15/18..................................    715      714,000
International Bank for Reconstruction & Development
       1.000%, 09/15/16..................................    143      143,625
       0.875%, 04/17/17..................................    859      860,770

                                     1027

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Finance Corp.
       0.875%, 06/15/18.................................. $  215  $   214,016
Nordic Investment Bank
       0.750%, 01/17/18..................................    787      784,434
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............          20,538,019
                                                                  -----------
SWEDEN -- (0.2%)
Svensk Exportkredit AB
       2.125%, 07/13/16..................................    715      719,333
Svenska Handelsbanken AB
       2.875%, 04/04/17..................................    700      712,900
       2.500%, 01/25/19..................................    358      364,235
                                                                  -----------
TOTAL SWEDEN.............................................           1,796,468
                                                                  -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG New York
       1.375%, 05/26/17..................................  2,000    1,993,360
       2.300%, 05/28/19..................................    625      628,059
UBS AG
       1.375%, 08/14/17..................................  2,000    1,995,950
       2.375%, 08/14/19..................................    667      669,416
                                                                  -----------
TOTAL SWITZERLAND........................................           5,286,785
                                                                  -----------
UNITED KINGDOM -- (2.5%)
Abbey National Treasury Services P.L.C.
       2.375%, 03/16/20..................................  4,600    4,631,478
Barclays P.L.C.
       2.750%, 11/08/19..................................  2,000    2,006,040
BP Capital Markets P.L.C.
       2.248%, 11/01/16..................................     21       21,142
       1.846%, 05/05/17..................................    250      250,573
British Telecommunications P.L.C.
       1.250%, 02/14/17..................................    272      271,613
Diageo Capital P.L.C.
       1.500%, 05/11/17..................................    890      891,718
GlaxoSmithKline Capital P.L.C.
       1.500%, 05/08/17..................................  1,498    1,507,416
Lloyds Bank P.L.C.
       4.200%, 03/28/17..................................    780      805,243
       1.750%, 05/14/18..................................  2,790    2,790,650
Nationwide Building Society
       2.350%, 01/21/20..................................  4,000    4,013,532
Network Rail Infrastructure Finance P.L.C.
       1.250%, 08/31/16..................................    329      330,015
Vodafone Group P.L.C.
       1.250%, 09/26/17..................................  1,500    1,489,187
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          19,008,607
                                                                  -----------

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (62.4%)
ABB Finance USA, Inc.
       1.625%, 05/08/17.................................. $  189  $  189,456
AbbVie, Inc.
       2.500%, 05/14/20..................................  3,000   2,979,876
Actavis, Inc.
       1.875%, 10/01/17..................................  1,276   1,275,765
Aetna, Inc.
       2.200%, 03/15/19..................................  3,340   3,356,259
Aflac, Inc.
       2.650%, 02/15/17..................................  1,515   1,542,284
Agilent Technologies, Inc.
       6.500%, 11/01/17..................................    153     163,216
Air Products & Chemicals, Inc.
       2.000%, 08/02/16..................................    919     924,615
Airgas, Inc.
       2.375%, 02/15/20..................................  4,000   4,002,628
Allergan, Inc.
       5.750%, 04/01/16..................................     40      40,297
Altera Corp.
       2.500%, 11/15/18..................................  3,000   3,069,261
Amazon.com, Inc.
       2.600%, 12/05/19..................................  2,700   2,753,406
American Express Credit Corp.
       2.800%, 09/19/16..................................  1,481   1,497,732
       2.125%, 03/18/19..................................  2,000   2,006,546
       2.375%, 05/26/20..................................    800     798,604
American Honda Finance Corp.
       2.125%, 10/10/18..................................  2,196   2,226,445
       2.450%, 09/24/20..................................  3,000   3,050,823
American International Group, Inc.
       2.300%, 07/16/19..................................  2,062   2,069,233
       3.375%, 08/15/20..................................  3,000   3,030,918
Ameriprise Financial, Inc.
       5.300%, 03/15/20..................................  1,000   1,115,848
Amgen, Inc.
       2.125%, 05/15/17..................................  1,000   1,008,184
       2.200%, 05/22/19..................................  4,311   4,339,065
Amphenol Corp.
       2.550%, 01/30/19..................................  3,800   3,823,708
Anadarko Petroleum Corp.
       5.950%, 09/15/16..................................  1,355   1,375,367
Anheuser-Busch Cos. LLC
       5.050%, 10/15/16..................................    379     390,369
Anheuser-Busch InBev Worldwide, Inc.
       1.375%, 07/15/17..................................  1,717   1,716,475
       5.375%, 01/15/20..................................  1,510   1,675,085
Anthem, Inc.
       5.875%, 06/15/17..................................    117     123,607
       1.875%, 01/15/18..................................  3,000   2,993,466

                                     1028

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Assurant, Inc.
       2.500%, 03/15/18.................................. $  715  $  718,081
AT&T, Inc.
       2.400%, 08/15/16..................................    465     468,128
       1.600%, 02/15/17..................................    358     358,891
       5.800%, 02/15/19..................................  3,000   3,312,774
       2.450%, 06/30/20..................................  1,331   1,312,570
Autodesk, Inc.
       1.950%, 12/15/17..................................     75      74,025
AutoZone, Inc.
       6.950%, 06/15/16..................................     54      55,154
       1.300%, 01/13/17..................................  1,035   1,035,432
Baker Hughes, Inc.
       7.500%, 11/15/18..................................     66      74,140
Bank of America Corp.
       3.750%, 07/12/16..................................    715     723,250
       2.000%, 01/11/18..................................    415     413,674
       2.600%, 01/15/19..................................  2,000   2,007,948
Bank of New York Mellon Corp. (The)
       2.100%, 01/15/19..................................  1,000   1,007,766
       2.200%, 05/15/19..................................  1,500   1,513,278
       4.600%, 01/15/20..................................  1,200   1,318,547
       2.150%, 02/24/20..................................  1,200   1,202,507
Baxter International, Inc.
       1.850%, 06/15/18..................................  4,400   4,390,210
Bayer U.S. Finance LLC
       2.375%, 10/08/19..................................  2,500   2,534,662
BB&T Corp.
       2.150%, 03/22/17..................................    411     415,045
       1.450%, 01/12/18..................................    141     140,519
       6.850%, 04/30/19..................................  2,000   2,292,834
Beam Suntory, Inc.
       1.750%, 06/15/18..................................  1,431   1,411,982
Becton Dickinson and Co.
       1.750%, 11/08/16..................................  1,882   1,887,074
       1.450%, 05/15/17..................................  1,650   1,648,015
Berkshire Hathaway Finance Corp.
       1.600%, 05/15/17..................................     72      72,585
       1.300%, 05/15/18..................................  7,264   7,278,927
Berkshire Hathaway, Inc.
       2.200%, 08/15/16..................................    358     360,966
       1.900%, 01/31/17..................................    358     361,505
BlackRock, Inc.
       5.000%, 12/10/19..................................  2,000   2,229,990
Boeing Capital Corp.
       2.900%, 08/15/18..................................    546     567,935
Boston Scientific Corp.
       2.650%, 10/01/18..................................  2,000   2,025,996
       6.000%, 01/15/20..................................    500     557,840

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Branch Banking & Trust Co.
     2.300%, 10/15/18.................................. $1,073  $1,090,574
Bristol-Myers Squibb Co.
     1.750%, 03/01/19..................................  1,500   1,516,801
Broadcom Corp.
     2.700%, 11/01/18..................................  2,000   2,021,732
Brown-Forman Corp.
     1.000%, 01/15/18..................................    495     491,313
Buckeye Partners L.P.
     6.050%, 01/15/18..................................  1,310   1,343,980
     2.650%, 11/15/18..................................    261     252,610
Campbell Soup Co.
     3.050%, 07/15/17..................................  1,500   1,535,839
Capital One Bank USA NA
     2.300%, 06/05/19..................................  2,000   1,990,338
Capital One Financial Corp.
     2.450%, 04/24/19..................................    900     901,299
Cardinal Health, Inc.
     1.700%, 03/15/18..................................  1,919   1,915,718
Caterpillar Financial Services Corp.
     2.650%, 04/01/16..................................    572     573,822
     1.000%, 11/25/16..................................    715     716,243
     2.450%, 09/06/18..................................    545     557,513
CBS Corp.
     1.950%, 07/01/17..................................    621     623,741
     2.300%, 08/15/19..................................  2,000   1,991,808
Celgene Corp.
     2.250%, 05/15/19..................................  2,000   2,005,780
CenterPoint Energy Resources Corp.
     6.125%, 11/01/17..................................     39      41,550
CF Industries, Inc.
     6.875%, 05/01/18..................................  2,413   2,617,794
Charles Schwab Corp. (The)
     2.200%, 07/25/18..................................    372     376,067
Chevron Corp.
     1.104%, 12/05/17..................................    383     380,160
     1.718%, 06/24/18..................................  1,907   1,900,358
     2.419%, 11/17/20..................................  2,000   1,995,120
Citigroup, Inc.
     2.500%, 09/26/18..................................    501     505,577
     2.400%, 02/18/20..................................  3,000   2,970,180
Clorox Co. (The)
     5.950%, 10/15/17..................................  1,800   1,933,819
Coca-Cola Co. (The)
     1.650%, 11/01/18..................................  2,043   2,071,373
Colgate-Palmolive Co.
     1.500%, 11/01/18..................................  5,393   5,442,556
Comcast Corp.
     6.500%, 01/15/17..................................  1,122   1,179,502
     6.300%, 11/15/17..................................    286     310,404

                                     1029

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
       5.700%, 05/15/18.................................. $  501  $  548,537
Comerica, Inc.
       2.125%, 05/23/19..................................  1,450   1,452,065
Computer Sciences Corp.
       6.500%, 03/15/18..................................    669     722,097
ConAgra Foods, Inc.
       1.900%, 01/25/18..................................  2,171   2,167,110
ConocoPhillips
       6.000%, 01/15/20..................................  1,300   1,379,820
ConocoPhillips Co.
       1.050%, 12/15/17..................................  1,334   1,285,133
Costco Wholesale Corp.
       1.125%, 12/15/17..................................  1,216   1,219,514
       1.750%, 02/15/20..................................  1,775   1,776,697
CR Bard, Inc.
       1.375%, 01/15/18..................................    277     274,884
Crane Co.
       2.750%, 12/15/18..................................    608     613,335
CVS Health Corp.
       5.750%, 06/01/17..................................     22      23,240
       2.250%, 08/12/19..................................  2,500   2,518,090
Daimler Finance North America LLC
       1.450%, 08/01/16..................................  1,500   1,502,691
Danaher Corp.
       1.650%, 09/15/18..................................    990     998,249
Dollar General Corp.
       1.875%, 04/15/18..................................    921     915,846
Dominion Resources, Inc.
       1.950%, 08/15/16..................................  1,073   1,077,644
       2.500%, 12/01/19..................................  3,500   3,522,032
Dr. Pepper Snapple Group, Inc.
       2.600%, 01/15/19..................................  1,000   1,010,880
DTE Energy Co.
       2.400%, 12/01/19..................................  4,000   4,029,648
Duke Energy Corp.
       1.625%, 08/15/17..................................    794     792,194
       2.100%, 06/15/18..................................  1,300   1,304,131
Eastman Chemical Co.
       2.400%, 06/01/17..................................    608     611,559
eBay, Inc.
       1.350%, 07/15/17..................................    123     122,335
       2.200%, 08/01/19..................................  4,346   4,305,352
Ecolab, Inc.
       3.000%, 12/08/16..................................  2,000   2,028,172
Edwards Lifesciences Corp.
       2.875%, 10/15/18..................................  1,000   1,013,824
EI du Pont de Nemours & Co.
       6.000%, 07/15/18..................................    708     773,201
EMC Corp.
       1.875%, 06/01/18..................................  1,767   1,689,438

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Enbridge Energy Partners L.P.
       5.875%, 12/15/16.................................. $   72  $   73,651
Enterprise Products Operating LLC
       6.650%, 04/15/18..................................  2,000   2,154,486
EOG Resources, Inc.
       2.500%, 02/01/16..................................    182     182,000
       5.875%, 09/15/17..................................    705     750,193
Eversource Energy
       1.450%, 05/01/18..................................  1,235   1,230,134
Exelon Generation Co. LLC
       2.950%, 01/15/20..................................  2,600   2,545,039
Express Scripts Holding Co.
       3.125%, 05/15/16..................................  1,930   1,941,800
       2.250%, 06/15/19..................................  2,000   1,985,904
Exxon Mobil Corp.
       0.921%, 03/15/17..................................  2,000   1,999,280
       1.819%, 03/15/19..................................  5,472   5,497,199
       1.912%, 03/06/20..................................  2,400   2,393,518
Fifth Third Bank
       1.450%, 02/28/18..................................  3,000   2,976,213
Fiserv, Inc.
       2.700%, 06/01/20..................................  2,000   1,997,672
FMC Technologies, Inc.
       2.000%, 10/01/17..................................  1,120   1,077,154
Ford Motor Credit Co. LLC
       5.000%, 05/15/18..................................  1,524   1,597,422
       2.375%, 03/12/19..................................  1,300   1,280,789
GATX Corp.
       1.250%, 03/04/17..................................  1,500   1,487,341
       2.500%, 07/30/19..................................    200     196,791
General Dynamics Corp.
       1.000%, 11/15/17..................................    551     550,542
General Electric Capital Corp.
       2.950%, 05/09/16..................................    286     287,726
Georgia Power Co.
       4.250%, 12/01/19..................................  2,130   2,287,867
Gilead Sciences, Inc.
       2.550%, 09/01/20..................................  1,000   1,012,634
Goldman Sachs Group, Inc. (The)
       3.625%, 02/07/16..................................  1,073   1,073,311
       6.250%, 09/01/17..................................  2,381   2,532,679
Halliburton Co.
       1.000%, 08/01/16..................................    651     650,219
       2.000%, 08/01/18..................................  3,970   3,950,694
Harris Corp.
       2.700%, 04/27/20..................................  3,000   2,979,990
Hershey Co. (The)
       1.500%, 11/01/16..................................    358     359,775
Home Depot, Inc. (The)
       5.400%, 03/01/16..................................     64      64,244
       2.250%, 09/10/18..................................  2,000   2,057,226

                                     1030

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
       2.000%, 06/15/19.................................. $3,200  $3,258,470
HSBC USA, Inc.
       1.625%, 01/16/18..................................  1,130   1,126,905
       2.375%, 11/13/19..................................  3,281   3,279,983
Humana, Inc.
       2.625%, 10/01/19..................................  3,000   3,033,390
Huntington Bancshares, Inc.
       2.600%, 08/02/18..................................  1,043   1,055,255
Huntington National Bank (The)
       2.400%, 04/01/20..................................  2,600   2,571,904
Indiana Michigan Power Co.
       7.000%, 03/15/19..................................  2,000   2,285,252
Intel Corp.
       1.350%, 12/15/17..................................  1,900   1,908,459
       2.450%, 07/29/20..................................    127     129,649
International Business Machines Corp.
       1.250%, 02/08/18..................................    100      99,621
       1.950%, 02/12/19..................................    537     543,809
Intuit, Inc.
       5.750%, 03/15/17..................................  1,300   1,359,756
Jefferies Group LLC
       5.125%, 04/13/18..................................    134     139,135
JM Smucker Co. (The)
       2.500%, 03/15/20..................................  3,320   3,337,417
John Deere Capital Corp.
       2.000%, 01/13/17..................................    472     476,592
       1.200%, 10/10/17..................................  1,074   1,072,285
       2.050%, 03/10/20..................................  2,000   2,000,040
Johnson Controls, Inc.
       2.600%, 12/01/16..................................    401     404,064
JPMorgan Chase & Co.
       3.150%, 07/05/16..................................    859     867,115
       2.000%, 08/15/17..................................    125     125,776
       2.350%, 01/28/19..................................  3,000   3,026,364
Kellogg Co.
       1.875%, 11/17/16..................................    371     373,079
       1.750%, 05/17/17..................................    314     315,083
KeyBank NA
       1.100%, 11/25/16..................................    859     858,686
       1.650%, 02/01/18..................................  2,000   1,998,280
KeyCorp
       2.900%, 09/15/20..................................  2,000   2,014,510
Kimberly-Clark Corp.
       1.900%, 05/22/19..................................  2,000   2,016,898
Kinder Morgan Energy Partners L.P.
       3.500%, 03/01/16..................................    787     788,317
KLA-Tencor Corp.
       3.375%, 11/01/19..................................  1,800   1,825,101
Kroger Co. (The)
       1.200%, 10/17/16..................................    480     480,081

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
     6.400%, 08/15/17.................................. $1,170  $1,254,997
Laboratory Corp. of America Holdings
     2.200%, 08/23/17..................................  1,633   1,638,389
Lam Research Corp.
     2.750%, 03/15/20..................................  2,800   2,764,476
Legg Mason, Inc.
     2.700%, 07/15/19..................................  3,000   3,034,647
Lockheed Martin Corp.
     2.125%, 09/15/16..................................     95      95,607
Loews Corp.
     5.250%, 03/15/16..................................    143     143,729
Manufacturers & Traders Trust Co.
     2.100%, 02/06/20..................................  4,225   4,180,143
Marriott International, Inc.
     3.000%, 03/01/19..................................  2,960   3,021,307
Marsh & McLennan Cos., Inc.
     2.300%, 04/01/17..................................    650     656,788
     2.350%, 03/06/20..................................  2,000   2,002,578
MasterCard, Inc.
     2.000%, 04/01/19..................................  4,050   4,099,973
Mattel, Inc.
     2.350%, 05/06/19..................................  5,000   4,977,140
Maxim Integrated Products, Inc.
     2.500%, 11/15/18..................................  2,000   2,005,690
McDonald's Corp.
     5.350%, 03/01/18..................................    286     307,084
     5.000%, 02/01/19..................................  4,506   4,907,156
McKesson Corp.
     1.400%, 03/15/18..................................  2,740   2,717,962
Medtronic, Inc.
     4.450%, 03/15/20..................................  2,525   2,750,354
Microsoft Corp.
     2.000%, 11/03/20..................................  3,500   3,534,440
Molson Coors Brewing Co.
     2.000%, 05/01/17..................................  2,429   2,436,153
Mondelez International, Inc.
     2.250%, 02/01/19..................................  3,000   3,025,725
Monsanto Co.
     1.850%, 11/15/18..................................  2,155   2,162,083
     2.125%, 07/15/19..................................  2,550   2,548,085
Morgan Stanley
     4.750%, 03/22/17..................................  1,829   1,894,328
     2.375%, 07/23/19..................................  3,000   2,992,035
Mylan, Inc.
     2.550%, 03/28/19..................................  1,097   1,091,344
NASDAQ OMX Group, Inc. (The)
     5.550%, 01/15/20..................................  2,484   2,715,188
NetApp, Inc.
     2.000%, 12/15/17..................................    715     716,115

                                     1031

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Newell Rubbermaid, Inc.
       6.250%, 04/15/18.................................. $  930  $  987,813
NextEra Energy Capital Holdings, Inc.
       2.400%, 09/15/19..................................  2,950   2,938,690
NiSource Finance Corp.
       6.400%, 03/15/18..................................     86      93,916
       6.800%, 01/15/19..................................    396     443,482
Nissan Motor Acceptance Corp.
       2.125%, 03/03/20..................................  2,250   2,247,946
Nordstrom, Inc.
       6.250%, 01/15/18..................................  3,094   3,352,281
       4.750%, 05/01/20..................................    350     381,102
Northrop Grumman Corp.
       1.750%, 06/01/18..................................  3,554   3,549,142
Nucor Corp.
       5.750%, 12/01/17..................................  4,612   4,871,526
NYSE Euronext
       2.000%, 10/05/17..................................  1,350   1,359,995
Occidental Petroleum Corp.
       1.750%, 02/15/17..................................    705     703,859
Ohio Power Co.
       6.000%, 06/01/16..................................    143     145,243
Omnicom Group, Inc.
       5.900%, 04/15/16..................................    707     713,844
ONEOK Partners L.P.
       6.150%, 10/01/16..................................    836     854,740
PACCAR Financial Corp.
       1.600%, 03/15/17..................................     33      33,164
       1.400%, 05/18/18..................................  3,250   3,243,744
PepsiCo, Inc.
       5.000%, 06/01/18..................................    670     725,357
       2.250%, 01/07/19..................................  1,000   1,020,595
       2.150%, 10/14/20..................................  3,000   3,017,502
Pfizer, Inc.
       1.500%, 06/15/18..................................  1,252   1,259,209
PG&E Corp.
       2.400%, 03/01/19..................................  2,074   2,085,146
Pioneer Natural Resources Co.
       6.875%, 05/01/18..................................  2,000   2,083,134
PNC Bank NA
       2.400%, 10/18/19..................................  4,000   4,039,236
PNC Funding Corp.
       2.700%, 09/19/16..................................  1,000   1,009,526
Praxair, Inc.
#      1.250%, 11/07/18..................................    888     880,689
Prudential Financial, Inc.
       3.000%, 05/12/16..................................  1,294   1,301,365
       5.375%, 06/21/20..................................  3,000   3,356,145
PSEG Power LLC
       2.450%, 11/15/18..................................  2,499   2,511,123

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
QUALCOMM, Inc.
#      2.250%, 05/20/20.................................. $3,000  $3,010,941
Quest Diagnostics, Inc.
       2.700%, 04/01/19..................................  1,300   1,307,225
       2.500%, 03/30/20..................................  3,630   3,633,579
Questar Corp.
       2.750%, 02/01/16..................................    672     672,000
Qwest Corp.
       6.500%, 06/01/17..................................     72      75,420
Raymond James Financial, Inc.
       4.250%, 04/15/16..................................  1,000   1,005,882
Raytheon Co.
       6.750%, 03/15/18..................................    293     325,993
Republic Services, Inc.
       3.800%, 05/15/18..................................    388     404,979
Reynolds American, Inc.
       2.300%, 08/21/17..................................  1,797   1,815,081
Roper Technologies, Inc.
       2.050%, 10/01/18..................................    135     134,882
Ryder System, Inc.
       2.500%, 03/01/18..................................    250     250,726
       2.350%, 02/26/19..................................  2,000   1,996,560
Scripps Networks Interactive, Inc.
       2.750%, 11/15/19..................................  2,369   2,348,105
Sempra Energy
       6.500%, 06/01/16..................................    921     937,227
Southwest Airlines Co.
       2.750%, 11/06/19..................................    426     433,280
St Jude Medical, Inc.
       2.800%, 09/15/20..................................  3,500   3,540,250
Starbucks Corp.
       2.000%, 12/05/18..................................  1,183   1,201,577
Starwood Hotels & Resorts Worldwide, Inc.
       6.750%, 05/15/18..................................    367     400,814
State Street Corp.
       2.875%, 03/07/16..................................    429     429,955
Stryker Corp.
       1.300%, 04/01/18..................................  1,500   1,491,991
SunTrust Banks, Inc.
       3.600%, 04/15/16..................................    715     717,324
Symantec Corp.
       2.750%, 06/15/17..................................    358     361,191
       4.200%, 09/15/20..................................  2,000   2,082,306
Sysco Corp.
       2.600%, 10/01/20..................................  2,000   2,035,304
Target Corp.
       6.000%, 01/15/18..................................  1,400   1,526,678
       2.300%, 06/26/19..................................  3,000   3,060,000
Tech Data Corp.
       3.750%, 09/21/17..................................    358     367,509

                                     1032

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Thermo Fisher Scientific, Inc.
       1.850%, 01/15/18.................................. $2,166  $2,167,694
TIAA Asset Management Finance Co. LLC
       2.950%, 11/01/19..................................  3,890   3,875,377
Time Warner, Inc.
       2.100%, 06/01/19..................................  2,000   1,982,624
Total System Services, Inc.
       2.375%, 06/01/18..................................  3,000   2,984,577
Toyota Motor Credit Corp.
       2.100%, 01/17/19..................................    572     579,787
Tyson Foods, Inc.
       2.650%, 08/15/19..................................  2,000   2,015,394
Unilever Capital Corp.
       2.750%, 02/10/16..................................    650     650,269
       2.200%, 03/06/19..................................  1,000   1,025,869
Union Pacific Corp.
       2.250%, 02/15/19..................................  1,400   1,424,524
United Technologies Corp.
       1.800%, 06/01/17..................................  1,006   1,015,016
UnitedHealth Group, Inc.
       6.000%, 06/15/17..................................    200     212,732
       1.400%, 10/15/17..................................  1,444   1,443,986
       2.300%, 12/15/19..................................  1,400   1,416,590
US Bancorp
       1.950%, 11/15/18..................................  1,000   1,009,213
       2.200%, 04/25/19..................................  2,000   2,027,346
Valero Energy Corp.
       6.125%, 06/15/17..................................    251     261,432
Verizon Communications, Inc.
       3.650%, 09/14/18..................................    690     722,200
       2.550%, 06/17/19..................................  1,000   1,018,803
Viacom, Inc.
       6.250%, 04/30/16..................................    144     145,723
       2.500%, 12/15/16..................................    572     574,584
       2.200%, 04/01/19..................................  2,000   1,968,874
Volkswagen Group of America Finance LLC
       2.400%, 05/22/20..................................  4,000   3,809,564
Wal-Mart Stores, Inc.
       5.375%, 04/05/17..................................    448     472,061
       1.950%, 12/15/18..................................    490     500,690
Walgreen Co.
       5.250%, 01/15/19..................................      8       8,564
Walgreens Boots Alliance, Inc.
       2.700%, 11/18/19..................................  2,000   2,016,796
Walt Disney Co. (The)
       1.500%, 09/17/18..................................  3,000   3,023,160
Waste Management, Inc.
       2.600%, 09/01/16..................................  1,465   1,476,582
Wells Fargo & Co.
       2.625%, 12/15/16..................................    762     773,518

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
UNITED STATES -- (Continued)
       2.100%, 05/08/17.................................. $   552 $    557,305
       2.150%, 01/30/20..................................   3,000    2,990,151
Western Gas Partners L.P.
       2.600%, 08/15/18..................................   1,875    1,715,700
Western Union Co. (The)
       5.930%, 10/01/16..................................     566      582,737
Whirlpool Corp.
       7.750%, 07/15/16..................................     358      368,423
Wyndham Worldwide Corp.
       2.500%, 03/01/18..................................   1,805    1,792,818
Xerox Corp.
       2.950%, 03/15/17..................................   2,000    2,005,000
Xilinx, Inc.
       2.125%, 03/15/19..................................   2,500    2,498,527
Yum! Brands, Inc.
       6.250%, 04/15/16..................................     647      652,338
                                                                  ------------
TOTAL UNITED STATES......................................          472,403,203
                                                                  ------------
TOTAL BONDS..............................................          695,532,305
                                                                  ------------
AGENCY OBLIGATIONS -- (4.3%)
Federal Home Loan Mortgage Corporation
       1.000%, 09/29/17..................................      66       66,204
       3.750%, 03/27/19..................................   4,000    4,324,296
       1.750%, 05/30/19..................................   4,000    4,074,560
Federal National Mortgage Association
#      1.625%, 01/21/20..................................   3,000    3,038,973
       1.500%, 06/22/20..................................  16,300   16,402,429
#      1.875%, 12/28/20..................................   4,000    4,082,956
Tennessee Valley Authority
       1.750%, 10/15/18..................................     715      728,626
                                                                  ------------
TOTAL AGENCY OBLIGATIONS.................................           32,718,044
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (3.0%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/19..................................   8,066    8,213,889
^^^++  0.125%, 04/15/20..................................  13,308   13,523,224

                                     1033

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         -------- ------------
^^^   1.125%, 01/15/21.................................. $  1,000 $  1,137,488
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................            22,874,601
                                                                  ------------
TOTAL INVESTMENT SECURITIES.............................           751,124,950
                                                                  ------------

                                                         SHARES
                                                         --------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund....................  491,513    5,686,800
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $756,854,397)^^.....          $756,811,750
                                                                  ============

                                     1034

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                           ------- ------------  ------- ------------
Bonds
   Australia..............................   --    $ 19,907,921    --    $ 19,907,921
   Austria................................   --       1,919,073    --       1,919,073
   Canada.................................   --      61,215,674    --      61,215,674
   Denmark................................   --       3,760,835    --       3,760,835
   Finland................................   --       5,788,317    --       5,788,317
   France.................................   --      17,815,805    --      17,815,805
   Germany................................   --      11,633,420    --      11,633,420
   Italy..................................   --       2,049,772    --       2,049,772
   Japan..................................   --      23,478,648    --      23,478,648
   Netherlands............................   --      20,786,397    --      20,786,397
   Norway.................................   --       3,536,433    --       3,536,433
   Spain..................................   --       4,606,928    --       4,606,928
   Supranational Organization Obligations.   --      20,538,019    --      20,538,019
   Sweden.................................   --       1,796,468    --       1,796,468
   Switzerland............................   --       5,286,785    --       5,286,785
   United Kingdom.........................   --      19,008,607    --      19,008,607
   United States..........................   --     472,403,203    --     472,403,203
Agency Obligations........................   --      32,718,044    --      32,718,044
U.S. Treasury Obligations.................   --      22,874,601    --      22,874,601
Securities Lending Collateral.............   --       5,686,800    --       5,686,800
Swap Agreements**.........................   --     (17,402,629)   --     (17,402,629)
                                             --    ------------    --    ------------
TOTAL.....................................   --    $739,409,121    --    $739,409,121
                                             ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1035

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
MUNICIPAL BONDS -- (98.5%)

ALABAMA -- (1.9%)
Alabama State (GO) Series A
     5.000%, 08/01/20................................... $2,250 $2,645,663
     5.000%, 08/01/23...................................  2,200  2,756,292
                                                                ----------
TOTAL ALABAMA...........................................         5,401,955
                                                                ----------
ALASKA -- (2.0%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18...................................    500    524,710
City of Anchorage (GO) Series B
     5.000%, 09/01/21...................................    900  1,082,898
     5.000%, 09/01/23...................................    600    748,422
Municipality of Anchorage (GO) Series D
     5.000%, 09/01/23...................................  2,585  3,224,529
                                                                ----------
TOTAL ALASKA............................................         5,580,559
                                                                ----------
ARIZONA -- (1.7%)
City of Phoenix (GO)
     4.000%, 07/01/20...................................  1,500  1,692,315
City of Tempe (GO) Series C
     4.000%, 07/01/22...................................  1,400  1,618,722
Maricopa County High School District No. 210-Phoenix
(GO)
     3.000%, 07/01/23...................................    650    714,786
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21...................................    805    877,160
                                                                ----------
TOTAL ARIZONA...........................................         4,902,983
                                                                ----------
ARKANSAS -- (1.1%)
Arkansas State (GO)
     5.000%, 04/01/21...................................  2,600  3,105,934
                                                                ----------
CALIFORNIA -- (1.1%)
California State (GO) Series B
     5.000%, 09/01/25...................................  2,500  3,183,225
                                                                ----------
COLORADO -- (1.1%)
Boulder County (RB)
     5.000%, 07/15/18...................................    100    110,041
City & County of Denver (GO) Series A
     5.000%, 08/01/17...................................    200    213,104
Denver City & County School District No. 1 (GO)
Series B (ST AID WITHHLDG)
     4.000%, 12/01/18...................................    300    326,346
     5.000%, 12/01/24...................................    900  1,147,563

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
COLORADO -- (Continued)
Jefferson County School District R-1 (GO) (ST AID
WITHHLDG)
    5.250%, 12/15/24.................................. $1,000 $1,289,120
                                                              ----------
TOTAL COLORADO........................................         3,086,174
                                                              ----------
CONNECTICUT -- (1.0%)
Connecticut State (GO) Series A
    5.000%, 10/15/18..................................    600    665,124
    5.000%, 10/15/19..................................    300    342,186
Connecticut State (GO) Series C
    5.000%, 06/01/18..................................  1,000  1,094,470
Connecticut State (GO) Series E
    4.000%, 08/15/17..................................    700    736,379
                                                              ----------
TOTAL CONNECTICUT.....................................         2,838,159
                                                              ----------
DELAWARE -- (1.7%)
New Castle County (GO) Series B
    5.000%, 07/15/22..................................  1,450  1,786,951
New County Castle (GO)
    5.000%, 10/01/23..................................  2,275  2,860,426
                                                              ----------
TOTAL DELAWARE........................................         4,647,377
                                                              ----------
DISTRICT OF COLUMBIA -- (0.8%)
District of Columbia (GO) Series A
    5.000%, 06/01/20..................................  1,900  2,219,333
                                                              ----------
FLORIDA -- (1.7%)
Florida State (GO) Series B
    5.000%, 06/01/20..................................  3,300  3,860,736
    5.000%, 06/01/23..................................    650    809,341
                                                              ----------
TOTAL FLORIDA.........................................         4,670,077
                                                              ----------
GEORGIA -- (2.7%)
Georgia State (GO) Series C
    5.000%, 07/01/17..................................  1,800  1,913,742
    5.000%, 10/01/21..................................  2,490  3,021,540
Georgia State (GO) Series I
++  5.000%, 07/01/20..................................  2,345  2,755,422
TOTAL GEORGIA.........................................         7,690,704
HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23..................................  2,150  2,683,823
    5.000%, 10/01/25..................................    450    574,412
Hawaii State (GO) Series DK
    5.000%, 05/01/17..................................    700    738,122
Hawaii State (GO) Series EH
    5.000%, 08/01/23..................................  2,500  3,114,050
TOTAL HAWAII..........................................         7,110,407

                                     1036

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
IOWA -- (0.4%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19................................... $  910 $1,032,677
                                                                ----------
KANSAS -- (2.9%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21...................................    600    725,532
City of Lenexa (GO) Series B
     5.000%, 09/01/20...................................  1,610  1,898,238
City of Wichita (GO) Series A
     5.000%, 12/01/20...................................  3,000  3,554,820
Johnson County (GO) Series B
     5.000%, 09/01/22...................................  1,405  1,730,707
Kansas State Department of Transportation (RB) Series
C
     5.000%, 09/01/19...................................    125    142,909
                                                                ----------
TOTAL KANSAS............................................         8,052,206
                                                                ----------
KENTUCKY -- (0.6%)
Louisville Water Co (RB)
     4.000%, 11/15/17...................................  1,605  1,700,754
                                                                ----------
LOUISIANA -- (2.4%)
Louisiana State (GO) Series A
     5.000%, 08/01/18...................................  4,000  4,410,960
Louisiana State (GO) Series C
     5.000%, 07/15/22...................................    250    304,115
     5.000%, 08/01/23...................................  1,100  1,358,775
Louisiana State (GO) Series D-2
     5.000%, 12/01/21...................................    600    723,822
                                                                ----------
TOTAL LOUISIANA.........................................         6,797,672
                                                                ----------
MARYLAND -- (6.9%)
Anne Arundel County (GO)
     5.000%, 04/01/23...................................  4,000  4,984,040
Baltimore County (GO)
     5.000%, 08/01/21...................................    500    603,690
City of Baltimore (GO) Series B
     5.000%, 10/15/22...................................    645    792,995
Harford County (GO) Series A
     5.000%, 09/15/20...................................    900  1,062,018
Maryland State (GO)
     5.000%, 03/01/19...................................  1,000  1,127,100
Maryland State (GO) Series B
     4.000%, 08/01/23...................................    985  1,164,300
Prince George's County (GO) Series B
     5.000%, 09/15/18...................................    650    721,084
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18...................................    650    713,778
     5.000%, 06/01/24...................................  4,325  5,501,919

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ -----------
MARYLAND -- (Continued)
Worcester County (GO) Series B
     4.000%, 08/01/21................................... $2,255 $ 2,592,348
                                                                -----------
TOTAL MARYLAND..........................................         19,263,272
                                                                -----------
MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
     5.000%, 03/01/20...................................  1,200   1,394,448
     5.000%, 04/01/20...................................  1,250   1,455,500
City of Boston (GO) Series B
     5.000%, 04/01/24...................................  3,500   4,431,455
Commonwealth of Massachusetts (GO) Series B
     5.250%, 08/01/21...................................    500     609,145
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20...................................  3,255   3,822,704
Massachusetts Clean Water Trust (The) (RB)
     5.000%, 08/01/20...................................    400     470,724
Town of Medfield (GO)
     3.000%, 09/15/19...................................    510     549,158
                                                                -----------
TOTAL MASSACHUSETTS.....................................         12,733,134
                                                                -----------
MICHIGAN -- (0.3%)
Michigan State (GO)
     5.000%, 11/01/19...................................    700     802,368
                                                                -----------
MINNESOTA -- (2.2%)
City of Edina (GO) Series B
     3.000%, 02/01/19...................................  1,000   1,064,970
City of Rochester (GO) Series A
     5.000%, 02/01/18...................................    650     705,400
Minnesota State (GO) Series A
     5.000%, 08/01/21...................................  1,330   1,606,613
Minnesota State (GO) Series D
     5.000%, 08/01/18...................................    650     717,970
Minnesota State (GO) Series E
     2.000%, 08/01/19...................................  1,000   1,038,460
Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20...................................    900   1,045,449
                                                                -----------
TOTAL MINNESOTA.........................................          6,178,862
                                                                -----------
MISSISSIPPI -- (1.0%)
Madison County School District (GO)
     3.500%, 12/01/19...................................    350     381,671
Mississippi State (GO)
     5.000%, 11/01/20...................................    600     709,092

                                     1037

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ -----------
MISSISSIPPI -- (Continued)
Mississippi State (GO) Series C
     5.000%, 10/01/20................................... $1,565 $ 1,845,464
                                                                -----------
TOTAL MISSISSIPPI.......................................          2,936,227
                                                                -----------
MISSOURI -- (0.6%)
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19...................................  1,525   1,714,146
                                                                -----------
NEVADA -- (1.5%)
City of Henderson NV (GO)
     5.000%, 06/01/21...................................    600     714,930
Nevada State (GO)
     5.000%, 03/01/22...................................  2,000   2,431,080
Washoe County School District (GO) Series F
     5.000%, 06/01/21...................................    900   1,071,882
                                                                -----------
TOTAL NEVADA............................................          4,217,892
                                                                -----------
NEW HAMPSHIRE -- (1.2%)
City of Dover (GO) Series C
     5.000%, 07/01/20...................................    220     255,812
City of Nashua (GO)
     4.000%, 07/15/24...................................  2,000   2,358,900
New Hampshire State (GO) Series B
     5.000%, 06/01/19...................................    540     612,797
                                                                -----------
TOTAL NEW HAMPSHIRE.....................................          3,227,509
                                                                -----------
NEW MEXICO -- (1.4%)
New Mexico State (GO)
     5.000%, 03/01/19...................................  3,500   3,944,850
                                                                -----------
NEW YORK -- (4.8%)
City of New York (GO) Series B
     5.000%, 08/01/17...................................  4,890   5,211,909
City of New York (GO) Series G
     5.000%, 08/01/18...................................  1,600   1,762,704
City of New York (GO) Series J
     5.000%, 08/01/22...................................    650     792,974
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22...................................  2,500   3,027,000
     5.000%, 02/15/24...................................    700     872,172
New York State Urban Development Corp. (RB) Series C
     5.000%, 12/15/18...................................  1,000   1,117,270
Riverhead Central School District (GO) (ST AID
WITHHLDG)
     2.000%, 10/15/22...................................    700     724,948
                                                                -----------
TOTAL NEW YORK..........................................         13,508,977
                                                                -----------

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ -----------
NORTH CAROLINA -- (4.5%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21.................................. $1,800 $ 2,171,988
Forsyth County (GO)
    4.000%, 12/01/21..................................  1,500   1,739,370
Iredell County (GO)
    2.500%, 02/01/24..................................  2,285   2,435,216
North Carolina State (GO) Series A
++  5.000%, 03/01/17..................................    700     734,748
North Carolina State (GO) Series C
    3.750%, 05/01/19..................................  1,500   1,639,905
Wake County (GO)
    5.000%, 03/01/19..................................  1,000   1,127,100
    5.000%, 09/01/21..................................  2,250   2,724,817
                                                              -----------
TOTAL NORTH CAROLINA..................................         12,573,144
                                                              -----------
NORTH DAKOTA -- (0.2%)
North Dakota State University of Agriculture &
Applied Science (RB) Series A
    5.000%, 04/01/21..................................    545     644,141
                                                              -----------
OHIO -- (5.5%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18..................................    525     583,868
City of Columbus (GO) Series 1
    5.000%, 07/01/21..................................  2,775   3,337,132
City of Columbus (GO) Series A
    5.000%, 02/15/20..................................    650     753,922
Cleveland Department of Public Utilities Division of
Water (RB) Series T
    5.000%, 01/01/19..................................  3,050   3,412,218
Ohio State (GO)
    5.000%, 09/15/24..................................  2,000   2,528,720
Ohio State (GO) Series A
    4.000%, 03/01/21..................................  1,475   1,684,111
Ohio State (GO) Series B
    5.000%, 08/01/20..................................    650     762,424
Ohio Water Dev. Authority (RB)
    5.000%, 06/01/19..................................  2,225   2,524,952
                                                              -----------
TOTAL OHIO............................................         15,587,347
                                                              -----------
OKLAHOMA -- (0.7%)
Tulsa County Independent School District No. 1 Tulsa
(GO) Series B
    2.000%, 01/01/19..................................  1,800   1,862,550
                                                              -----------


                                     1038

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ -----------
OREGON -- (0.8%)
Multnomah County School District No. 1 Portland (GO)
Series B (SCH BD GTY)
     5.000%, 06/15/23................................... $1,005 $ 1,256,592
Oregon State (GO) Series A
     5.000%, 05/01/21...................................    800     958,104
                                                                -----------
TOTAL OREGON............................................          2,214,696
                                                                -----------
PENNSYLVANIA -- (0.7%)
Pennsylvania Economic Dev. Financing Authority (RB)
Series A
     5.000%, 01/01/18...................................    650     703,482
     5.000%, 07/01/19...................................  1,000   1,137,780
                                                                -----------
TOTAL PENNSYLVANIA......................................          1,841,262
                                                                -----------
RHODE ISLAND -- (1.1%)
Rhode Island State (GO) Series D
     5.000%, 08/01/22...................................    600     728,250
Rhode State Island (GO) Series A
     5.000%, 08/01/20...................................  1,900   2,221,347
                                                                -----------
TOTAL RHODE ISLAND......................................          2,949,597
                                                                -----------
SOUTH CAROLINA -- (4.1%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
     4.000%, 03/01/22...................................    640     740,256
Charleston County (GO)
     5.000%, 11/01/23...................................  1,000   1,262,490
Charleston County School District Dev. Corp. (GO)
Series A (SCSDE)
     5.000%, 02/01/21...................................    800     950,792
Lexington & Richland School District No. 5 (GO)
(SCSDE)
     5.000%, 03/01/24...................................  2,750   3,460,573
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/23...................................  3,000   3,774,480
Spartanburg County (GO) (ST AID WITHHLDG)
     5.000%, 04/01/19...................................  1,210   1,363,452
                                                                -----------
TOTAL SOUTH CAROLINA....................................         11,552,043
                                                                -----------
TENNESSEE -- (3.9%)
City of Kingsport (GO) Series A
     5.000%, 09/01/21...................................    510     613,642
Hamilton County (GO) Series B
     5.000%, 03/01/22...................................  2,000   2,442,860
Maury County (GO) Series B
     5.000%, 04/01/20...................................  1,205   1,399,354
Nashville & Davidson County (GO)
     5.000%, 07/01/17...................................  1,610   1,710,802

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ -----------
TENNESSEE -- (Continued)
Shelby County (GO) Series A
    5.000%, 04/01/20.................................. $1,500 $ 1,743,930
Sullivan County (GO) Series A
    5.000%, 04/01/21..................................  1,000   1,195,700
Sumner County (GO)
    5.000%, 06/01/21..................................    650     778,954
    5.000%, 12/01/21..................................    900   1,089,108
                                                              -----------
TOTAL TENNESSEE.......................................         10,974,350
                                                              -----------
TEXAS -- (14.6%)
City of Dallas (GO)
    5.000%, 02/15/19..................................  1,600   1,798,416
City of Frisco (GO) Series A
    5.000%, 02/15/25..................................  2,000   2,546,660
City of Garland (GO) Series A
    5.000%, 02/15/24..................................    400     503,168
City of Houston (GO) Series A
    5.000%, 03/01/18..................................    300     325,389
City of Lubbock (GO)
    5.000%, 02/15/23..................................  4,000   4,946,200
City of San Antonio (GO)
    5.000%, 02/01/20..................................  2,500   2,900,200
    5.000%, 02/01/21..................................  2,200   2,625,304
City of San Antonio Electric & Gas
    5.000%, 02/01/19..................................    310     347,467
City of Sugar Land (GO)
    5.000%, 02/15/21..................................  1,050   1,246,571
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24..................................  3,035   3,821,915
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20..................................  2,460   2,890,279
Highland Park Independent School District (GO)
    5.000%, 02/15/23..................................  3,120   3,860,407
Humble Independent School District (GO) Series A
(PSF-GTD)
    2.000%, 02/15/19..................................    660     681,476
Pflugerville Independent School District (GO)
(PSF-GTD)
    4.000%, 08/15/20..................................  2,000   2,255,800
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17..................................    100     104,664
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................  1,790   2,073,106
Texas State (GO)
    5.000%, 04/01/19..................................  1,150   1,297,372
++  5.000%, 10/01/23..................................  4,200   5,253,150

                                     1039

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ -----------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund
(RB) Series A
    4.750%, 04/01/17.................................. $1,000 $ 1,049,620
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19..................................    100     114,189
Ysleta Independent School District (GO) Series A
(PSF-GTD)
    5.000%, 08/15/20..................................    460     538,007
                                                              -----------
TOTAL TEXAS...........................................         41,179,360
                                                              -----------
UTAH -- (2.1%)
Tooele County School District (GO) Series B (SCH BD
GTY)
    5.000%, 06/01/22..................................    650     792,538
Utah State (GO)
    5.000%, 07/01/22..................................  1,500   1,852,785
Utah State (GO) Series C
    5.000%, 07/01/18..................................  1,400   1,542,254
++  5.000%, 07/01/19..................................    900   1,025,955
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21..................................    650     781,749
                                                              -----------
TOTAL UTAH............................................          5,995,281
                                                              -----------
VERMONT -- (0.6%)
Vermont State (GO) Series C
    4.000%, 08/15/23..................................  1,300   1,542,905
                                                              -----------
VIRGINIA -- (2.9%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21..................................  1,040   1,248,250
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21..................................    900   1,073,853
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17..................................    650     683,429
City of Virginia Beach (GO) Series B (ST AID WITHHLDG)
++  5.000%, 09/15/24..................................  3,000   3,820,680
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18..................................    400     444,144
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23..................................    600     746,412
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20..................................    200     236,364
                                                              -----------
TOTAL VIRGINIA........................................          8,253,132
                                                              -----------

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ -----------
WASHINGTON -- (4.5%)
City of Marysville Water & Sewer Revenue (RB)
     5.000%, 04/01/20................................... $  175 $   202,683
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19...................................    190     216,933
Clark County School District No. 119 Battleground
(GO) (SCH BD GTY)
     4.000%, 12/01/21...................................    510     587,035
King & Snohomish Counties School District No. 417
Northshore (GO) (SCH BD GTY)
     5.000%, 12/01/19...................................  2,825   3,244,851
King County (GO) Series A
     5.000%, 07/01/20...................................    700     820,197
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/22...................................  2,080   2,553,762
Washington State (GO) Series A
     5.000%, 07/01/19...................................  1,585   1,801,654
     5.000%, 08/01/21...................................    500     601,325
Washington State (GO) Series R-2012C
     4.000%, 07/01/21...................................    150     172,194
Washington State (GO) Series R-2015
     5.000%, 07/01/18...................................    650     715,221
Washington State (GO) Series R-2015A
     5.000%, 07/01/20...................................  1,560   1,826,386
                                                                -----------
TOTAL WASHINGTON........................................         12,742,241
                                                                -----------
WISCONSIN -- (2.3%)
City of Milwaukee (GO)
     5.000%, 05/01/20...................................  2,370   2,762,946
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19...................................    100     112,055
City of Oshkosh (GO) Series B
     3.000%, 12/01/23...................................    650     712,179
Oregon School District (GO)
     3.000%, 03/01/21...................................  1,900   2,067,979

                                     1040

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.................................. $      800 $    945,864
                                                                  ------------
TOTAL WISCONSIN.......................................               6,601,023
                                                                  ------------
TOTAL MUNICIPAL BONDS.................................             277,060,505
                                                                  ------------
TOTAL INVESTMENT SECURITIES...........................             277,060,505
                                                                  ------------

                                                         SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (1.5%)
    JPMorgan Tax Free Money Market Fund, 0.010%.......  4,089,845    4,089,845
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $276,078,677)^^...............................            $281,150,350
                                                                  ============

                                     1041

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ---------- ------------  ------- ------------
   Municipal Bonds............         -- $277,060,505    --    $277,060,505
   Temporary Cash Investments. $4,089,845           --    --       4,089,845
   Swap Agreements**..........         --   (3,841,090)   --      (3,841,090)
                               ---------- ------------    --    ------------
   TOTAL...................... $4,089,845 $273,219,415    --    $277,309,260
                               ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1042

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
MUNICIPAL BONDS -- (99.1%)
ALABAMA -- (2.0%)
Alabama State (GO) Series A
     5.000%, 08/01/20................................... $  200 $  235,170
     5.000%, 08/01/21...................................  1,000  1,206,200
     5.000%, 08/01/23...................................    300    375,858
Baldwin County (GO)
     4.000%, 05/01/20...................................    610    682,346
                                                                ----------
TOTAL ALABAMA...........................................         2,499,574
                                                                ----------
ALASKA -- (2.0%)
Alaska State (GO) Series B
     3.000%, 08/01/16...................................    700    709,401
     5.000%, 08/01/20...................................    290    340,996
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21...................................    560    642,589
Municipality of Anchorage (GO) Series A
     3.000%, 09/01/22...................................    765    842,158
                                                                ----------
TOTAL ALASKA............................................         2,535,144
                                                                ----------
ARIZONA -- (0.9%)
City of Chandler (GO)
     3.000%, 07/01/20...................................    550    598,345
Maricopa County School District No. 3 Tempe
  Elementary (GO)
     3.000%, 07/01/21...................................    550    600,204
                                                                ----------
TOTAL ARIZONA...........................................         1,198,549
                                                                ----------
ARKANSAS -- (2.6%)
Arkansas State (GO)
     5.000%, 04/01/21...................................    400    477,836
     5.000%, 06/15/21...................................  1,250  1,501,187
     5.000%, 04/01/22...................................  1,110  1,353,867
                                                                ----------
TOTAL ARKANSAS..........................................         3,332,890
                                                                ----------
COLORADO -- (1.4%)
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
     3.000%, 12/15/16...................................    300    306,714
City & County of Denver (GO) Series A
     5.000%, 08/01/17...................................    125    133,190
Denver City & County School District No. 1 (GO)
  Series B (ST AID WITHHLDG)
     5.000%, 12/01/24...................................    550    701,289

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
COLORADO -- (Continued)
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20................................... $  550 $  649,363
                                                                ----------
TOTAL COLORADO..........................................         1,790,556
                                                                ----------
CONNECTICUT -- (1.0%)
Connecticut State (GO) Series E
     4.000%, 09/15/20...................................    550    618,167
Hartford County Metropolitan District (GO)
     5.000%, 03/01/19...................................    600    674,502
                                                                ----------
TOTAL CONNECTICUT.......................................         1,292,669
                                                                ----------
DELAWARE -- (2.0%)
Kent County (GO)
     4.000%, 09/01/24...................................    415    487,986
New County Castle (GO)
     5.000%, 10/01/23...................................  1,600  2,011,728
                                                                ----------
TOTAL DELAWARE..........................................         2,499,714
                                                                ----------
DISTRICT OF COLUMBIA -- (1.1%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18...................................  1,300  1,430,910
                                                                ----------
FLORIDA -- (2.0%)
City of Port State Lucie (GO)
     5.000%, 07/01/20...................................    420    488,955
Flagler County (GO) (BAM)
     5.000%, 07/01/22...................................    465    563,487
Florida State (GO) Series A
     5.000%, 06/01/19...................................    100    113,552
     5.000%, 06/01/24...................................    350    441,497
Palm Beach County (RB)
     5.000%, 11/01/23...................................    810  1,016,534
                                                                ----------
TOTAL FLORIDA...........................................         2,624,025
                                                                ----------
GEORGIA -- (0.4%)
Georgia State (GO) Series A
     5.000%, 07/01/19...................................    500    569,795
                                                                ----------
HAWAII -- (2.6%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23...................................    150    187,243
     5.000%, 10/01/25...................................    725    925,441
Hawaii State (GO) Series DK
     5.000%, 05/01/16...................................    370    374,366
Hawaii State (GO) Series DQ
     5.000%, 06/01/19...................................    300    340,233

                                     1043

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
HAWAII -- (Continued)
Hawaii State (GO) Series EE
    5.000%, 11/01/20.................................. $1,300 $1,537,692
                                                              ----------
TOTAL HAWAII..........................................         3,364,975
                                                              ----------
IOWA -- (0.5%)
State of Iowa (RB) Series A
    5.000%, 06/01/18..................................    540    591,802
                                                              ----------
KANSAS -- (3.6%)
City of Wichita (GO) Series 811
    5.000%, 06/01/22..................................    550    674,724
Johnson County (GO) Series B
    5.000%, 09/01/22..................................    650    800,683
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
    5.000%, 10/01/23..................................    750    941,767
Saline County Unified School District No. 305 Salina
  (GO)
    5.000%, 09/01/20..................................  1,900  2,228,054
                                                              ----------
TOTAL KANSAS..........................................         4,645,228
                                                              ----------
KENTUCKY -- (0.7%)
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21..................................    800    927,696
                                                              ----------
LOUISIANA -- (0.5%)
Louisiana State (GO) Series C
    5.000%, 08/01/23..................................    500    617,625
                                                              ----------
MARYLAND -- (5.9%)
Baltimore County (GO)
    5.000%, 08/01/20..................................    750    882,975
    5.000%, 08/01/22..................................    600    739,512
Carroll County (GO)
    5.000%, 11/01/21..................................    550    667,711
Harford County (GO) Series A
    5.000%, 09/15/20..................................    570    672,611
Maryland State (GO) Series B
    4.000%, 08/01/23..................................    850  1,004,725
Maryland State (GO) Series C
    5.000%, 08/01/22..................................  1,000  1,234,620
Montgomery County (GO) Series B
    5.000%, 12/01/21..................................    350    426,622
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24..................................    655    833,239
Worcester County (GO) Series B
    4.000%, 08/01/21..................................  1,000  1,149,600
                                                              ----------
TOTAL MARYLAND........................................         7,611,615
                                                              ----------

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
MASSACHUSETTS -- (2.9%)
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23.................................. $  250 $  292,072
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23..................................    285    331,595
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24..................................    400    509,592
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20..................................    100    117,441
Tantasqua Regional School District (GO)
    5.000%, 10/01/19..................................  1,360  1,559,825
Town of Holbrook (GO)
    5.000%, 12/01/21..................................    755    913,172
                                                              ----------
TOTAL MASSACHUSETTS...................................         3,723,697
                                                              ----------
MINNESOTA -- (2.8%)
Minnesota State (GO)
    5.000%, 08/01/22..................................    760    937,779
Minnesota State (GO) Series B
    5.000%, 10/01/19..................................    600    688,392
Minnesota State (GO) Series D
    5.000%, 08/01/18..................................    250    276,143
State Paul Independent School District No. 625 (GO)
  Series B (SD CRED PROG)
    5.000%, 02/01/21..................................  1,425  1,689,024
                                                              ----------
TOTAL MINNESOTA.......................................         3,591,338
                                                              ----------
MISSISSIPPI -- (0.5%)
Mississippi State (GO) Series C
    5.000%, 10/01/20..................................    500    589,605
                                                              ----------
NEBRASKA -- (0.4%)
Southern Public Power District (RB)
    5.000%, 12/15/21..................................    400    482,076
                                                              ----------
NEVADA -- (1.2%)
Nevada State (GO)
    5.000%, 03/01/22..................................    250    303,885
Nevada State (GO) Series C
    5.000%, 11/01/24..................................    450    568,094
Nevada State (RB)
    5.000%, 12/01/17..................................    100    107,852
Washoe County School District (GO) Series A
    3.000%, 06/01/19..................................    550    585,909
                                                              ----------
TOTAL NEVADA..........................................         1,565,740
                                                              ----------


                                     1044

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
NEW HAMPSHIRE -- (1.4%)
City of Dover (GO)
    3.000%, 06/15/20.................................. $  610 $  654,146
City of Nashua (GO)
    4.000%, 07/15/24..................................    770    908,176
New Hampshire State (GO) Series B
    5.000%, 06/01/19..................................    250    283,703
                                                              ----------
TOTAL NEW HAMPSHIRE...................................         1,846,025
                                                              ----------
NEW MEXICO -- (0.7%)
Santa Fe County (GO)
    5.000%, 07/01/22..................................    710    867,663
                                                              ----------
NEW YORK -- (3.6%)
City of New York (GO) Series A
    5.000%, 08/01/24..................................    100    125,191
City of New York (GO) Series B
    5.000%, 08/01/19..................................    100    113,666
City of New York (GO) Series E
    5.000%, 08/01/21..................................    265    317,298
City of New York (GO) Series F-1
    3.000%, 06/01/17..................................  1,000  1,032,900
New York State Dormitory Authority (RB) Series A
    5.000%, 03/15/23..................................    600    745,356
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22..................................    800    968,640
    5.000%, 02/15/24..................................    300    373,788
North Shore Central School District (GO) (ST AID
  WITHHLDG)
    2.000%, 12/15/23..................................    315    326,642
Riverhead Central School District (GO) (ST AID
  WITHHLDG)
    2.000%, 10/15/22..................................    540    559,246
                                                              ----------
TOTAL NEW YORK........................................         4,562,727
                                                              ----------
NORTH CAROLINA -- (3.2%)
New County Hanover (GO)
    5.000%, 02/01/23..................................  1,550  1,932,245
North Carolina State (GO) Series D
    4.000%, 06/01/23..................................    350    413,697
Wake County (GO)
    5.000%, 03/01/19..................................    160    180,336
    5.000%, 09/01/21..................................  1,300  1,574,339
                                                              ----------
TOTAL NORTH CAROLINA..................................         4,100,617
                                                              ----------
NORTH DAKOTA -- (1.6%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24..................................  1,150  1,424,792

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
NORTH DAKOTA -- (Continued)
North Dakota State University of Agriculture &
  Applied Science (RB) Series A
    5.000%, 04/01/21.................................. $  500 $  590,955
                                                              ----------
TOTAL NORTH DAKOTA....................................         2,015,747
                                                              ----------
OHIO -- (5.0%)
City of Columbus (GO)
    5.000%, 02/15/23..................................    475    589,513
City of Columbus (GO) Series A
    3.000%, 07/01/22..................................    835    922,040
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21..................................    500    603,810
Ohio State (GO) Series A
    5.000%, 09/15/21..................................    800    966,080
    5.000%, 09/15/22..................................    750    924,308
Ohio State (GO) Series B
    5.000%, 06/15/22..................................    450    551,723
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21..................................  1,550  1,862,836
                                                              ----------
TOTAL OHIO............................................         6,420,310
                                                              ----------
OREGON -- (0.7%)
City of McMinnville (GO)
    5.000%, 02/01/22..................................    290    350,941
Oregon State (GO)
    5.000%, 08/01/21..................................    410    494,054
                                                              ----------
TOTAL OREGON..........................................           844,995
                                                              ----------
PENNSYLVANIA -- (0.9%)
Berks County (GO)
    5.000%, 11/15/22..................................    445    543,163
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/21..................................    550    650,309
                                                              ----------
TOTAL PENNSYLVANIA....................................         1,193,472
                                                              ----------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO)
    5.000%, 08/01/19..................................    300    341,664
                                                              ----------
SOUTH CAROLINA -- (2.7%)
Anderson County School District No. 4 (GO) Series A
  (SCSDE)
    5.000%, 03/01/21..................................    500    595,225
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21..................................    500    598,910

                                     1045

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ -----------
SOUTH CAROLINA -- (Continued)
Lexington & Richland School District No. 5 (GO)
  (SCSDE)
    5.000%, 03/01/19.................................. $1,440 $ 1,620,706
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/20..................................    600     693,492
                                                              -----------
TOTAL SOUTH CAROLINA..................................          3,508,333
                                                              -----------
TENNESSEE -- (8.2%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20..................................    565     649,925
City of Knoxville Wastewater System Revenue (RB)
  Series A
    5.000%, 04/01/19..................................  1,825   2,057,651
City of Knoxville Wastewater System Revenue (RB)
  Series B
    4.000%, 04/01/22..................................    310     358,205
City of Memphis (GO) Series A
    5.000%, 04/01/25..................................  1,250   1,575,575
Hamilton County (GO) Series B
    5.000%, 03/01/22..................................  1,735   2,119,181
Metropolitan Government of Nashville & Davidson
  County (GO)
    5.000%, 07/01/22..................................    650     799,266
Sullivan County (GO) Series A
    5.000%, 04/01/21..................................    450     538,065
Sumner County (GO)
    5.000%, 12/01/21..................................    230     278,327
    5.000%, 12/01/22..................................    640     790,925
Town of Collierville (GO) Series A
    5.000%, 01/01/21..................................  1,095   1,300,915
                                                              -----------
TOTAL TENNESSEE.......................................         10,468,035
                                                              -----------
TEXAS -- (11.1%)
Bexar County (GO)
    5.000%, 06/15/20..................................    500     584,770
    5.000%, 06/15/21..................................  1,275   1,527,539
City of Dallas (GO) Series A
    5.000%, 02/15/21..................................    500     594,145
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19..................................    180     202,034
City of Garland (GO) Series A
    5.000%, 02/15/24..................................    200     251,584
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24..................................    500     629,640
Galveston County (GO) (NATL-RE)
    4.000%, 02/01/17..................................    550     569,465

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ -----------
TEXAS -- (Continued)
Grapevine-Colleyville Independent School District
  (GO) (PSF-GTD)
    2.000%, 08/15/19.................................. $1,500 $ 1,551,945
Highland Park Independent School District (GO)
    5.000%, 02/15/23..................................  2,000   2,474,620
Katy Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/21..................................    400     475,316
Northwest Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/24..................................  1,000   1,251,920
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................    400     463,264
Texas State (GO)
    5.000%, 04/01/19..................................    250     282,038
    5.000%, 10/01/23..................................    375     469,031
    5.000%, 10/01/25..................................    845   1,081,194
Texas State (GO) Series A
    5.000%, 10/01/21..................................    800     966,376
Texas Transportation Commission State Highway Fund
  (RB) Series A
    4.750%, 04/01/17..................................    200     209,924
Travis County (GO) Series A
    3.000%, 03/01/17..................................    600     616,494
                                                              -----------
TOTAL TEXAS...........................................         14,201,299
                                                              -----------
UTAH -- (4.0%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21..................................    550     657,036
Central Utah Water Conservancy District (RB) Series A
    5.000%, 10/01/20..................................    450     527,733
Snyderville Basin Special Recreation District (GO)
  Series B
    4.000%, 12/15/20..................................    540     611,264
Utah State (GO)
    5.000%, 07/01/22..................................    800     988,152
Utah State (GO) Series C
    5.000%, 07/01/18..................................  1,650   1,817,656
    5.000%, 07/01/19..................................    500     569,975
                                                              -----------
TOTAL UTAH............................................          5,171,816
                                                              -----------
VERMONT -- (1.0%)
Vermont State (GO) Series B
    5.000%, 08/15/23..................................  1,000   1,258,160
                                                              -----------


                                     1046

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
VIRGINIA -- (4.9%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.................................. $      840 $  1,013,720
    5.000%, 09/01/22..................................        475      585,115
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20..................................      1,635    1,897,810
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20..................................        550      651,431
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21..................................      1,830    2,171,020
                                                                  ------------
TOTAL VIRGINIA........................................               6,319,096
                                                                  ------------
WASHINGTON -- (9.1%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20..................................        755      874,433
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20..................................      1,500    1,769,280
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20..................................        650      763,821
County of Kitsap WA (GO)
    5.000%, 06/01/21..................................      1,455    1,739,511
King County (GO) Series A
    5.000%, 07/01/20..................................        265      310,503
King County School District No. 411 Issaquah (GO)
  (SCH BD GTY)
    5.000%, 12/01/23..................................      1,440    1,814,530
King County Sewer Revenue (RB)
    5.000%, 01/01/18..................................        550      594,484
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18..................................        895      998,014
Spokane County (GO)
    5.000%, 12/01/20..................................        450      527,891
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21..................................        350      422,230
Washington State (GO) Series 2013A
    5.000%, 08/01/21..................................        200      240,530
Washington State (GO) Series A-1
    5.000%, 08/01/21..................................        800      962,120
Washington State (GO) Series R-2012C
    4.000%, 07/01/21..................................        100      114,796

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.................................. $      400 $    468,304
                                                                  ------------
TOTAL WASHINGTON......................................              11,600,447
                                                                  ------------
WEST VIRGINIA -- (0.7%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20..................................        250      276,908
West Virginia State (GO) Series A
    5.000%, 06/01/19..................................        550      623,953
                                                                  ------------
TOTAL WEST VIRGINIA...................................                 900,861
                                                                  ------------
WISCONSIN -- (3.0%)
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20..................................      1,000    1,163,630
Oak Creek Franklin Joint School District (GO) Series B
    3.000%, 04/01/20..................................        630      679,348
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19..................................      1,310    1,482,239
Wisconsin State (GO) Series B
    5.000%, 05/01/21..................................        400      479,052
                                                                  ------------
TOTAL WISCONSIN.......................................               3,804,269
                                                                  ------------
TOTAL MUNICIPAL BONDS.................................             126,910,759
                                                                  ------------
TOTAL INVESTMENT SECURITIES...........................             126,910,759
                                                                  ------------

                                                         SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    JPMorgan Tax Free Money Market Fund, 0.010%.......  1,216,885    1,216,885
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $125,379,500)^^...............................            $128,127,644
                                                                  ============

                                     1047

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $126,910,759   --    $126,910,759
    Temporary Cash Investments. $1,216,885           --   --       1,216,885
                                ---------- ------------   --    ------------
    TOTAL...................... $1,216,885 $126,910,759   --    $128,127,644
                                ========== ============   ==    ============

                                     1048

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES  VALUE+
                                                       ------ --------
COMMON STOCKS -- (91.4%)

Consumer Discretionary -- (16.2%)
*   1-800-Flowers.com, Inc. Class A...................   600  $  4,263
    A.H. Belo Corp. Class A...........................   600     3,588
    Aaron's, Inc...................................... 1,900    43,472
    Advance Auto Parts, Inc...........................   200    30,410
*   Amazon.com, Inc...................................   700   410,900
    AMC Entertainment Holdings, Inc. Class A..........   467    10,181
*   AMC Networks, Inc. Class A........................   250    18,198
#*  America's Car-Mart, Inc...........................   140     3,284
#*  American Axle & Manufacturing Holdings, Inc.......   800    10,256
#   American Eagle Outfitters, Inc.................... 2,800    40,992
*   American Public Education, Inc....................   300     4,734
#*  Apollo Education Group, Inc....................... 1,300    10,322
    Aramark........................................... 2,508    80,131
#*  Asbury Automotive Group, Inc......................   700    32,956
#*  Ascena Retail Group, Inc.......................... 2,980    21,992
#*  Ascent Capital Group, Inc. Class A................   200     2,278
#   Autoliv, Inc......................................   600    61,668
*   AutoNation, Inc................................... 1,520    65,740
*   Ballantyne Strong, Inc............................   500     2,220
*   Barnes & Noble Education, Inc..................... 1,069    11,780
    Barnes & Noble, Inc............................... 1,693    14,848
    Beasley Broadcast Group, Inc. Class A.............   300     1,041
#*  Bed Bath & Beyond, Inc............................ 1,868    80,642
*   Belmond, Ltd. Class A............................. 1,713    14,492
    Best Buy Co., Inc................................. 2,840    79,321
    Big 5 Sporting Goods Corp.........................   600     7,302
    Big Lots, Inc..................................... 1,158    44,907
*   BJ's Restaurants, Inc.............................   536    22,989
    Bloomin' Brands, Inc.............................. 1,862    32,883
#*  Blue Nile, Inc....................................    47     1,635
    Bob Evans Farms, Inc..............................   400    16,376
    BorgWarner, Inc................................... 1,629    47,827
*   Bravo Brio Restaurant Group, Inc..................   181     1,558
*   Bridgepoint Education, Inc........................   721     4,831
*   Bright Horizons Family Solutions, Inc.............   712    49,961
    Brinker International, Inc........................   525    26,114
    Brunswick Corp.................................... 1,226    48,856
#   Buckle, Inc. (The)................................   400    11,368
*   Buffalo Wild Wings, Inc...........................   200    30,460
*   Build-A-Bear Workshop, Inc........................   500     6,540
#*  Cabela's, Inc.....................................   700    29,449
    Cable One, Inc....................................   199    85,568
    Cablevision Systems Corp. Class A.................   773    24,666
    CalAtlantic Group, Inc............................ 1,848    60,042
    Caleres, Inc......................................   960    25,805
#   Callaway Golf Co..................................   980     8,536
*   Cambium Learning Group, Inc....................... 1,078     4,851
    Capella Education Co..............................   231    10,143
#*  CarMax, Inc....................................... 1,783    78,773
*   Carmike Cinemas, Inc..............................   300     6,654
    Carnival Corp..................................... 1,482    71,329

                                     1049

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.....................    883 $ 11,797
    Carter's, Inc.....................................    800   77,776
    Cato Corp. (The) Class A..........................    700   28,231
*   Cavco Industries, Inc.............................    200   16,772
    CBS Corp. Class B.................................  1,800   85,500
#*  Charter Communications, Inc. Class A..............    200   34,272
#   Cheesecake Factory, Inc. (The)....................  1,265   61,099
    Chico's FAS, Inc..................................  2,100   21,819
    Children's Place, Inc. (The)......................    500   32,550
#   Choice Hotels International, Inc..................    490   21,423
#*  Chuy's Holdings, Inc..............................    602   20,582
    Cinemark Holdings, Inc............................  1,738   51,254
    ClubCorp Holdings, Inc............................    721    8,630
#   Coach, Inc........................................  1,823   67,542
#   Columbia Sportswear Co............................    800   44,144
    Comcast Corp. Class A............................. 16,957  944,674
#*  Conn's, Inc.......................................    989   12,184
    Cooper Tire & Rubber Co...........................  1,440   52,502
    Core-Mark Holding Co., Inc........................    400   32,516
#   Cracker Barrel Old Country Store, Inc.............    400   52,492
*   Crocs, Inc........................................  1,302   11,991
*   Crown Media Holdings, Inc. Class A................  1,152    5,172
    CST Brands, Inc...................................  1,321   51,176
    Culp, Inc.........................................    500   12,660
#   Dana Holding Corp.................................  4,036   47,988
    Darden Restaurants, Inc...........................    964   60,790
#*  Deckers Outdoor Corp..............................    400   19,784
    Delphi Automotive P.L.C...........................    500   32,470
#*  Denny's Corp......................................    998    9,351
    Destination Maternity Corp........................    400    2,676
*   Destination XL Group, Inc.........................    609    2,619
#   DeVry Education Group, Inc........................  1,197   23,820
#*  Diamond Resorts International, Inc................    779   14,349
    Dick's Sporting Goods, Inc........................  1,241   48,498
#   Dillard's, Inc. Class A...........................  1,000   70,410
    DineEquity, Inc...................................    566   48,065
#*  Discovery Communications, Inc. Class A............    700   19,313
*   Discovery Communications, Inc. Class C............  1,800   48,978
*   DISH Network Corp. Class A........................    372   17,956
*   Dixie Group, Inc. (The)...........................    400    1,740
    Dollar General Corp...............................  1,176   88,271
*   Dollar Tree, Inc..................................    986   80,182
    Domino's Pizza, Inc...............................    205   23,356
#*  Dorman Products, Inc..............................    800   34,640
    DR Horton, Inc....................................  2,100   57,771
*   DreamWorks Animation SKG, Inc. Class A............    700   17,948
#   Drew Industries, Inc..............................    407   23,362
    DSW, Inc. Class A.................................    695   16,687
#   Dunkin' Brands Group, Inc.........................    626   24,639
    Entravision Communications Corp. Class A..........     58      433
#   Ethan Allen Interiors, Inc........................    800   21,360
    EW Scripps Co. (The) Class A......................    879   16,683
    Expedia, Inc......................................    641   64,767

                                     1050

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
*   Express, Inc......................................  1,624 $ 27,543
#*  Federal-Mogul Holdings Corp.......................  2,140   10,208
*   Fiesta Restaurant Group, Inc......................    433   15,761
    Finish Line, Inc. (The) Class A...................    700   13,258
#*  Five Below, Inc...................................    467   16,452
    Foot Locker, Inc..................................  1,678  113,366
    Ford Motor Co..................................... 24,533  292,924
#*  Fossil Group, Inc.................................    600   19,560
*   Fox Factory Holding Corp..........................    439    6,493
*   Francesca's Holdings Corp.........................    700   12,761
#*  FTD Cos., Inc.....................................    440   10,868
*   G-III Apparel Group, Ltd..........................  1,200   59,232
#   GameStop Corp. Class A............................  2,894   75,852
#   Gannett Co., Inc..................................  1,031   15,300
#   Gap, Inc. (The)...................................    893   22,075
#   Garmin, Ltd.......................................  1,300   45,734
    General Motors Co.................................  6,984  207,006
#*  Genesco, Inc......................................    400   26,456
    Gentex Corp.......................................  3,360   45,998
*   Gentherm, Inc.....................................    750   30,007
    Genuine Parts Co..................................  1,400  120,638
*   Global Eagle Entertainment, Inc...................    220    2,222
    Goodyear Tire & Rubber Co. (The)..................  2,353   66,849
#*  GoPro, Inc. Class A...............................    300    3,435
#*  Grand Canyon Education, Inc.......................    866   32,605
*   Gray Television, Inc..............................  1,180   15,517
*   Green Brick Partners, Inc.........................     52      306
    Group 1 Automotive, Inc...........................    500   26,825
#*  Groupon, Inc......................................  1,700    4,624
    Guess?, Inc.......................................  1,374   25,474
#   H&R Block, Inc....................................    800   27,240
    Hanesbrands, Inc..................................  1,700   51,969
    Harley-Davidson, Inc..............................  1,818   72,720
    Harman International Industries, Inc..............    466   34,666
    Hasbro, Inc.......................................    400   29,712
    Haverty Furniture Cos., Inc.......................    600   11,370
*   Helen of Troy, Ltd................................    522   46,651
#*  Hibbett Sports, Inc...............................    267    8,587
    Hilton Worldwide Holdings, Inc....................  1,226   21,835
    Home Depot, Inc. (The)............................  2,736  344,079
    Hooker Furniture Corp.............................    200    5,742
*   Horizon Global Corp...............................    182    1,738
*   Houghton Mifflin Harcourt Co......................  1,069   19,071
    HSN, Inc..........................................    596   28,048
#*  Iconix Brand Group, Inc...........................    900    5,976
*   Installed Building Products, Inc..................    475    9,894
    International Speedway Corp. Class A..............    600   20,484
    Interpublic Group of Cos., Inc. (The).............  1,746   39,180
#   Interval Leisure Group, Inc.......................    900   10,602
*   J Alexander's Holdings, Inc.......................    279    2,631
    Jack in the Box, Inc..............................    400   31,056
#*  JAKKS Pacific, Inc................................    662    4,932
#*  JC Penney Co., Inc................................  1,671   12,131

                                     1051

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class A...................   940  $ 39,292
    John Wiley & Sons, Inc. Class B...................    70     2,955
    Johnson Controls, Inc............................. 2,597    93,154
    Journal Media Group, Inc..........................   474     5,697
*   K12, Inc..........................................   700     6,433
#*  Kate Spade & Co...................................   326     5,806
#   KB Home........................................... 1,375    14,933
    Kirkland's, Inc...................................   474     5,607
    Kohl's Corp....................................... 1,807    89,898
#*  Krispy Kreme Doughnuts, Inc.......................   900    13,194
#   L Brands, Inc.....................................   400    38,460
    La-Z-Boy, Inc.....................................   800    17,152
#*  Lakeland Industries, Inc..........................   200     2,586
*   Lands' End, Inc...................................   270     5,881
    Lear Corp......................................... 1,021   106,010
    Leggett & Platt, Inc..............................   460    19,095
#   Lennar Corp. Class A..............................   917    38,652
    Libbey, Inc.......................................   640    10,240
*   Liberty Broadband Corp. Class A...................   185     8,806
*   Liberty Broadband Corp. Class C...................   370    17,390
*   Liberty Interactive Corp., QVC Group Class A...... 2,955    77,007
*   Liberty Media Corp. Class A.......................   740    27,099
*   Liberty Media Corp. Class C....................... 1,480    52,673
*   Liberty TripAdvisor Holdings, Inc. Class A........   620    13,845
*   Liberty Ventures Series A......................... 1,228    48,297
    Lifetime Brands, Inc..............................   500     5,990
#   Lions Gate Entertainment Corp.....................   605    15,821
    Lithia Motors, Inc. Class A.......................   400    30,628
*   Live Nation Entertainment, Inc.................... 1,700    38,590
*   LKQ Corp.......................................... 3,200    87,680
*   Loral Space & Communications, Inc.................   200     6,910
    Lowe's Cos., Inc.................................. 1,781   127,626
*   Luby's, Inc....................................... 1,000     4,320
#*  Lululemon Athletica, Inc..........................   200    12,414
*   Lumber Liquidators Holdings, Inc..................   171     2,208
*   M/I Homes, Inc....................................   500     8,960
#   Macy's, Inc....................................... 1,400    56,574
*   Madison Square Garden Co. (The) Class A...........   183    28,197
    Marcus Corp. (The)................................   500     9,470
*   MarineMax, Inc....................................    15       254
#   Marriott International, Inc. Class A..............   600    36,768
    Marriott Vacations Worldwide Corp.................    70     3,457
#   Mattel, Inc....................................... 2,102    57,994
#*  McClatchy Co. (The) Class A.......................   127       127
    McDonald's Corp................................... 1,800   222,804
#   MDC Holdings, Inc.................................   918    19,976
#*  Media General, Inc................................   700    11,368
    Meredith Corp.....................................   800    33,848
*   Meritage Homes Corp............................... 1,000    33,010
#*  Michael Kors Holdings, Ltd........................   645    25,736
#*  Michaels Cos., Inc. (The).........................   965    21,037
*   Modine Manufacturing Co........................... 1,100     7,062
*   Mohawk Industries, Inc............................   352    58,576

                                     1052

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
#   Monro Muffler Brake, Inc..........................    575 $ 37,806
*   Motorcar Parts of America, Inc....................    400   13,748
    Movado Group, Inc.................................    600   15,420
*   MSG Networks, Inc. Class A........................    550    9,620
*   Murphy USA, Inc...................................    866   50,098
    NACCO Industries, Inc. Class A....................    200    9,518
    National CineMedia, Inc...........................    723   11,308
*   Nautilus, Inc.....................................    477    9,292
*   Netflix, Inc......................................    700   64,288
    New Media Investment Group, Inc...................    253    4,382
#   New York Times Co. (The) Class A..................  1,579   20,874
    Newell Rubbermaid, Inc............................    800   31,024
    News Corp. Class A................................  1,700   22,049
    News Corp. Class B................................    737    9,839
    Nexstar Broadcasting Group, Inc. Class A..........    300   13,563
    NIKE, Inc. Class B................................  2,400  148,824
#   Nordstrom, Inc....................................  1,000   49,100
*   Norwegian Cruise Line Holdings, Ltd...............  1,685   76,448
    Nutrisystem, Inc..................................    600   11,886
*   NVR, Inc..........................................     13   21,463
*   O'Reilly Automotive, Inc..........................    300   78,270
*   Office Depot, Inc................................. 10,039   51,701
#   Omnicom Group, Inc................................    900   66,015
#   Outerwall, Inc....................................    358   12,100
*   Overstock.com, Inc................................    300    3,558
    Oxford Industries, Inc............................    400   27,944
*   Panera Bread Co. Class A..........................    285   55,290
#   Papa John's International, Inc....................    700   33,425
    Penske Automotive Group, Inc......................  2,200   69,014
*   Pep Boys-Manny, Moe & Jack (The)..................  1,200   22,188
    Pier 1 Imports, Inc...............................  1,294    5,202
#   Polaris Industries, Inc...........................    402   29,684
    Pool Corp.........................................    353   29,828
*   Popeyes Louisiana Kitchen, Inc....................    300   18,489
*   Priceline Group, Inc. (The).......................    100  106,497
    PulteGroup, Inc...................................  2,800   46,928
    PVH Corp..........................................    526   38,598
    Ralph Lauren Corp.................................    500   56,250
*   Reading International, Inc. Class A...............     20      217
*   Red Lion Hotels Corp..............................    600    3,390
*   Red Robin Gourmet Burgers, Inc....................    400   24,696
#   Regal Entertainment Group Class A.................    600   10,350
    Rent-A-Center, Inc................................  1,200   16,344
*   Restoration Hardware Holdings, Inc................    300   18,486
    Rocky Brands, Inc.................................    200    2,178
    Ross Stores, Inc..................................  1,000   56,260
    Royal Caribbean Cruises, Ltd......................  1,376  112,777
*   Ruby Tuesday, Inc.................................  1,500    8,175
    Ruth's Hospitality Group, Inc.....................    695   11,294
#   Saga Communications, Inc. Class A.................    133    5,574
    Salem Media Group, Inc............................    400    1,556
#*  Sally Beauty Holdings, Inc........................    900   24,804
#   Scholastic Corp...................................    779   26,743

                                     1053

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    Scripps Networks Interactive, Inc. Class A........   400  $ 24,388
#   SeaWorld Entertainment, Inc....................... 1,500    28,590
*   Select Comfort Corp...............................   580    12,215
    Service Corp. International....................... 3,900    94,341
*   ServiceMaster Global Holdings, Inc................ 2,172    91,680
#*  Shiloh Industries, Inc............................   600     2,358
    Shoe Carnival, Inc................................   500    11,595
#*  Shutterfly, Inc...................................   573    23,865
#   Signet Jewelers, Ltd..............................   533    61,828
#   Sinclair Broadcast Group, Inc. Class A............ 1,300    42,900
#*  Sirius XM Holdings, Inc........................... 3,200    11,840
    Six Flags Entertainment Corp...................... 1,000    50,270
*   Skechers U.S.A., Inc. Class A..................... 1,527    43,046
*   Smith & Wesson Holding Corp....................... 1,129    24,341
#   Sonic Automotive, Inc. Class A....................   900    15,408
#   Sonic Corp........................................   400    11,752
#   Sotheby's.........................................   932    21,893
    Speedway Motorsports, Inc......................... 1,014    19,134
#   Stage Stores, Inc.................................   900     7,470
    Standard Motor Products, Inc......................   448    16,715
    Staples, Inc...................................... 2,435    21,720
    Starbucks Corp.................................... 2,226   135,274
    Starwood Hotels & Resorts Worldwide, Inc..........   500    31,120
*   Starz Class A..................................... 1,190    33,832
    Stein Mart, Inc................................... 1,300     9,568
*   Steven Madden, Ltd................................ 1,023    33,033
#   Strattec Security Corp............................    40     1,919
*   Strayer Education, Inc............................   248    13,241
    Sturm Ruger & Co., Inc............................   300    17,655
    Superior Industries International, Inc............   800    14,728
    Superior Uniform Group, Inc.......................   400     7,132
*   Systemax, Inc.....................................   988     8,398
    Tailored Brands, Inc..............................   922    12,641
*   Tandy Leather Factory, Inc........................   300     2,181
    Target Corp....................................... 2,400   173,808
*   Taylor Morrison Home Corp. Class A................    74       892
    TEGNA, Inc........................................   862    20,697
#*  Tempur Sealy International, Inc...................   600    36,204
*   Tenneco, Inc......................................   600    22,926
#   Texas Roadhouse, Inc..............................   916    33,736
    Thor Industries, Inc..............................   840    44,041
#   Tiffany & Co...................................... 1,200    76,608
    Time Warner Cable, Inc............................ 2,180   396,782
    Time Warner, Inc.................................. 3,690   259,924
    Time, Inc......................................... 1,345    20,175
    TJX Cos., Inc. (The)..............................   885    63,047
*   Toll Brothers, Inc................................ 1,048    28,946
*   TopBuild Corp.....................................   109     2,919
    Tower International, Inc..........................   500    11,510
    Tractor Supply Co.................................   600    52,986
*   TRI Pointe Group, Inc............................. 1,600    16,864
*   TripAdvisor, Inc..................................   300    20,028
*   Tuesday Morning Corp..............................   600     3,342

                                     1054

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#   Tupperware Brands Corp............................   400  $    18,572
    Twenty-First Century Fox, Inc. Class A............ 3,307       89,190
    Twenty-First Century Fox, Inc. Class B............ 1,295       35,094
*   Ulta Salon Cosmetics & Fragrance, Inc.............   200       36,234
#*  Under Armour, Inc. Class A........................   400       34,172
*   Unifi, Inc........................................   666       15,897
*   Universal Electronics, Inc........................   300       15,045
*   Urban Outfitters, Inc............................. 1,900       43,472
    Vail Resorts, Inc.................................   502       62,750
    VF Corp...........................................   600       37,560
    Viacom, Inc. Class B..............................   800       36,512
*   Vista Outdoor, Inc................................   896       43,196
    Visteon Corp......................................   710       47,485
    Walt Disney Co. (The)............................. 5,800      555,756
    Wendy's Co. (The)................................. 5,186       53,053
*   West Marine, Inc..................................   500        4,135
    Whirlpool Corp....................................   900      120,951
#   Williams-Sonoma, Inc..............................   500       25,830
    Winmark Corp......................................    30        2,831
#   Winnebago Industries, Inc.........................   478        8,418
    Wolverine World Wide, Inc......................... 1,128       19,074
    Wyndham Worldwide Corp............................ 1,015       65,873
    Yum! Brands, Inc..................................   600       43,422
#*  Zumiez, Inc.......................................   696       12,605
                                                              -----------
Total Consumer Discretionary..........................         13,825,034
                                                              -----------
Consumer Staples -- (5.9%)
    Alico, Inc........................................   200        6,074
    Andersons, Inc. (The).............................   550       16,121
    Archer-Daniels-Midland Co......................... 2,300       81,305
    B&G Foods, Inc.................................... 1,133       41,264
    Bunge, Ltd........................................   933       57,855
#   Cal-Maine Foods, Inc.............................. 1,200       60,564
    Calavo Growers, Inc...............................   300       15,525
#   Campbell Soup Co.................................. 1,050       59,231
#   Casey's General Stores, Inc.......................   807       97,437
*   Central Garden & Pet Co. Class A..................   198        2,736
*   Chefs' Warehouse, Inc. (The)......................   700        9,205
    Church & Dwight Co., Inc..........................   400       33,600
    Clorox Co. (The)..................................   500       64,525
    Coca-Cola Bottling Co. Consolidated...............   200       35,180
    Coca-Cola Co. (The)............................... 7,711      330,956
    Coca-Cola Enterprises, Inc........................ 1,305       60,578
    Colgate-Palmolive Co.............................. 1,400       94,542
    ConAgra Foods, Inc................................   800       33,312
    Costco Wholesale Corp.............................   800      120,896
*   Darling Ingredients, Inc.......................... 2,800       25,172
    Dean Foods Co..................................... 1,775       35,465
#*  Diamond Foods, Inc................................   327       12,001
    Dr Pepper Snapple Group, Inc......................   884       82,955
    Edgewell Personal Care Co.........................   333       24,645
    Energizer Holdings, Inc...........................   533       17,077
#   Estee Lauder Cos., Inc. (The) Class A.............   400       34,100

                                     1055

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Staples -- (Continued)
#*  Farmer Brothers Co................................    500 $ 13,935
    Flowers Foods, Inc................................  3,300   67,782
#   Fresh Del Monte Produce, Inc......................    837   34,158
*   Fresh Market, Inc. (The)..........................    218    4,177
    General Mills, Inc................................  1,144   64,647
#*  Hain Celestial Group, Inc. (The)..................    800   29,104
#   Hershey Co. (The).................................    183   16,124
    Hormel Foods Corp.................................    877   70,520
*   HRG Group, Inc....................................  2,100   25,494
    Ingles Markets, Inc. Class A......................    300   11,508
    Ingredion, Inc....................................  1,042  104,950
    Inter Parfums, Inc................................    350    9,398
    J&J Snack Foods Corp..............................    400   43,192
    JM Smucker Co. (The)..............................    774   99,320
    John B. Sanfilippo & Son, Inc.....................    200   11,998
    Kellogg Co........................................    544   39,951
    Keurig Green Mountain, Inc........................    314   28,025
    Kimberly-Clark Corp...............................    700   89,894
    Kraft Heinz Co. (The).............................    488   38,093
    Kroger Co. (The)..................................  1,808   70,168
    Lancaster Colony Corp.............................    500   50,840
*   Landec Corp.......................................    800    9,624
#   McCormick & Co., Inc. Non-voting..................    500   43,985
    Medifast, Inc.....................................    300    8,709
    Mondelez International, Inc. Class A..............  6,765  291,571
*   Monster Beverage Corp.............................    133   17,959
*   National Beverage Corp............................    400   16,536
*   Omega Protein Corp................................    700   15,813
#   Orchids Paper Products Co.........................     98    2,891
    PepsiCo, Inc......................................  3,179  315,675
#*  Pilgrim's Pride Corp..............................    621   13,774
    Pinnacle Foods, Inc...............................  2,078   89,125
*   Post Holdings, Inc................................    960   56,160
    PriceSmart, Inc...................................    300   22,968
    Procter & Gamble Co. (The)........................ 10,054  821,311
*   Revlon, Inc. Class A..............................    505   15,014
    Rocky Mountain Chocolate Factory, Inc.............    200    2,092
#   Sanderson Farms, Inc..............................    600   48,732
#   Snyder's-Lance, Inc...............................    887   28,003
    SpartanNash Co....................................    700   14,364
#   Spectrum Brands Holdings, Inc.....................    300   28,512
#*  Sprouts Farmers Market, Inc.......................    884   20,155
*   SUPERVALU, Inc....................................  2,704   12,303
    Sysco Corp........................................  1,100   43,791
#   Tootsie Roll Industries, Inc......................    649   21,300
*   TreeHouse Foods, Inc..............................    642   50,949
    Tyson Foods, Inc. Class A.........................  2,389  127,477
#*  United Natural Foods, Inc.........................    900   31,518
    Wal-Mart Stores, Inc..............................  5,991  397,563
    WD-40 Co..........................................    200   20,660
    Weis Markets, Inc.................................    488   19,823
#*  WhiteWave Foods Co. (The).........................    800   30,200

                                     1056

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
    Whole Foods Market, Inc...........................  1,349 $   39,539
                                                              ----------
Total Consumer Staples................................         5,053,695
                                                              ----------
Energy -- (7.9%)
    Adams Resources & Energy, Inc.....................     49      1,650
    Alon USA Energy, Inc..............................  1,630     20,505
    Anadarko Petroleum Corp...........................  1,300     50,817
    Apache Corp.......................................  1,069     45,475
    Archrock, Inc.....................................  1,611      9,666
#   Atwood Oceanics, Inc..............................  1,150      7,049
    Baker Hughes, Inc.................................  2,161     94,025
#*  Basic Energy Services, Inc........................    800      1,840
#   Bristow Group, Inc................................    560     13,026
#   Cabot Oil & Gas Corp..............................  1,600     33,200
#   California Resources Corp.........................  1,215      1,737
*   Callon Petroleum Co...............................  1,300      8,905
*   Cameron International Corp........................  1,401     91,990
*   Carrizo Oil & Gas, Inc............................  1,101     29,870
#*  Cheniere Energy, Inc..............................    500     15,025
    Chevron Corp......................................  5,923    512,162
    Cimarex Energy Co.................................    415     38,595
#*  Clayton Williams Energy, Inc......................    200      3,436
*   Cobalt International Energy, Inc..................  3,555     13,473
    Columbia Pipeline Group, Inc......................  1,000     18,550
#*  Comstock Resources, Inc...........................    900      1,575
*   Concho Resources, Inc.............................    500     47,565
    ConocoPhillips....................................  5,033    196,690
#*  Continental Resources, Inc........................    600     12,666
#   Core Laboratories NV..............................    309     30,406
#   CVR Energy, Inc...................................    700     24,514
#*  Dawson Geophysical Co.............................    564      1,794
    Delek US Holdings, Inc............................    900     15,318
    Devon Energy Corp.................................  1,032     28,793
#   Diamond Offshore Drilling, Inc....................    885     16,452
#*  Diamondback Energy, Inc...........................    761     57,494
*   Dril-Quip, Inc....................................    500     29,320
#   Energen Corp......................................    458     16,154
#   Energy XXI, Ltd...................................  1,157      1,003
#   EnLink Midstream LLC..............................  1,600     20,240
    EOG Resources, Inc................................  3,542    251,553
    EQT Corp..........................................    400     24,696
*   Era Group, Inc....................................    500      4,590
*   Exterran Corp.....................................    805     13,299
    Exxon Mobil Corp.................................. 21,592  1,680,937
*   FMC Technologies, Inc.............................  1,932     48,590
*   Forum Energy Technologies, Inc....................    495      5,549
#*  Geospace Technologies Corp........................    222      2,400
    Green Plains, Inc.................................    700     13,265
#*  Gulfmark Offshore, Inc. Class A...................    646      2,448
*   Gulfport Energy Corp..............................  1,361     40,218
    Halliburton Co....................................  4,200    133,518
*   Helix Energy Solutions Group, Inc.................  2,011      8,104
#   Helmerich & Payne, Inc............................  1,200     60,960

                                     1057

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Energy -- (Continued)
    Hess Corp.........................................   780  $ 33,150
    HollyFrontier Corp................................ 1,553    54,308
#*  Hornbeck Offshore Services, Inc...................   922     7,496
    Kinder Morgan, Inc................................ 5,539    91,117
#*  Kosmos Energy, Ltd................................ 2,720    12,430
#*  Laredo Petroleum, Inc............................. 1,836    14,247
    Marathon Oil Corp................................. 3,713    36,127
    Marathon Petroleum Corp........................... 4,800   200,592
#*  Matador Resources Co.............................. 1,100    17,633
*   Matrix Service Co.................................   500     9,480
*   Memorial Resource Development Corp................ 2,300    36,593
#   Murphy Oil Corp................................... 1,599    31,356
    Nabors Industries, Ltd............................ 3,694    27,188
    National Oilwell Varco, Inc....................... 1,700    55,318
*   Natural Gas Services Group, Inc...................   200     3,784
*   Newfield Exploration Co...........................   880    25,582
*   Newpark Resources, Inc............................ 1,700     8,279
#   Noble Corp. P.L.C................................. 1,755    13,671
    Noble Energy, Inc................................. 2,499    80,893
    Occidental Petroleum Corp......................... 2,000   137,660
    Oceaneering International, Inc.................... 1,900    64,315
*   Oil States International, Inc.....................   781    22,048
#   ONEOK, Inc........................................   800    19,928
*   Par Pacific Holdings, Inc.........................   511    12,223
*   Parker Drilling Co................................ 3,152     4,318
*   Parsley Energy, Inc. Class A......................   662    12,750
    Patterson-UTI Energy, Inc......................... 2,320    33,362
    PBF Energy, Inc. Class A.......................... 1,270    44,437
*   PDC Energy, Inc...................................   600    34,122
*   PHI, Inc. Non-voting..............................   400     7,252
    Phillips 66....................................... 2,151   172,403
    Pioneer Natural Resources Co......................   658    81,559
    QEP Resources, Inc................................ 1,403    17,986
#   Range Resources Corp.............................. 1,056    31,215
#*  Renewable Energy Group, Inc....................... 1,100     7,623
    Rowan Cos. P.L.C. Class A......................... 1,400    17,710
#   RPC, Inc.......................................... 2,700    33,669
*   RSP Permian, Inc..................................   825    19,429
    Schlumberger, Ltd................................. 5,842   422,201
    Scorpio Tankers, Inc.............................. 1,738    10,602
#*  SEACOR Holdings, Inc..............................   300    13,803
    SemGroup Corp. Class A............................   400     8,856
#*  Seventy Seven Energy, Inc.........................   428       183
#   Ship Finance International, Ltd................... 1,848    24,745
#   SM Energy Co...................................... 1,072    14,987
#*  Southwestern Energy Co............................ 3,127    27,799
#   Spectra Energy Corp...............................   945    25,940
#   Superior Energy Services, Inc..................... 1,956    20,166
*   Synergy Resources Corp............................ 2,234    14,164
    Targa Resources Corp.............................. 1,100    24,717
#   Teekay Corp....................................... 1,300     8,905
    Tesco Corp........................................   818     5,562
    Tesoro Corp....................................... 2,395   208,964

                                     1058

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
*   TETRA Technologies, Inc...........................  1,700 $   10,523
#   Transocean, Ltd...................................  4,138     43,118
#   US Silica Holdings, Inc...........................    438      8,169
#*  Vaalco Energy, Inc................................  1,200      1,692
    Valero Energy Corp................................  3,800    257,906
*   Weatherford International P.L.C...................  4,083     27,519
    Western Refining, Inc.............................  1,947     64,056
*   Whiting Petroleum Corp............................  2,258     16,596
    Williams Cos., Inc. (The).........................  1,522     29,375
    World Fuel Services Corp..........................  1,068     41,599
#*  WPX Energy, Inc...................................  2,000     10,840
                                                              ----------
Total Energy..........................................         6,677,347
                                                              ----------
Financials -- (17.1%)
    1st Source Corp...................................    440     13,297
*   Affiliated Managers Group, Inc....................    500     67,095
    Alexander & Baldwin, Inc..........................  1,017     30,815
*   Alleghany Corp....................................    116     55,439
    Allied World Assurance Co. Holdings AG............  1,272     46,542
    Allstate Corp. (The)..............................  2,000    121,200
#*  Ally Financial, Inc...............................  3,707     58,756
#*  Altisource Asset Management Corp..................     21        324
#*  Altisource Portfolio Solutions SA.................    218      6,300
#   American Equity Investment Life Holding Co........  1,496     27,212
    American Express Co...............................  2,886    154,401
    American Financial Group, Inc.....................  1,300     92,274
    American International Group, Inc.................  3,341    188,700
    American National Insurance Co....................    200     19,436
    Ameriprise Financial, Inc.........................    897     81,313
    Ameris Bancorp....................................    730     21,119
    AMERISAFE, Inc....................................    200     10,202
    AmeriServ Financial, Inc..........................    560      1,747
    AmTrust Financial Services, Inc...................  1,052     60,164
    Aon P.L.C.........................................    738     64,819
*   Arch Capital Group, Ltd...........................    832     56,202
    Argo Group International Holdings, Ltd............    746     42,395
    Arthur J Gallagher & Co...........................    718     27,026
#   Artisan Partners Asset Management, Inc. Class A...    201      6,291
    Aspen Insurance Holdings, Ltd.....................    700     32,557
    Associated Banc-Corp..............................  2,179     38,241
*   Associated Capital Group, Inc. Class A............    200      5,416
    Assured Guaranty, Ltd.............................  2,829     67,274
    Astoria Financial Corp............................  1,500     22,695
    Axis Capital Holdings, Ltd........................    400     21,564
    Banc of California, Inc...........................    400      6,040
    BancFirst Corp....................................    325     18,181
*   Bancorp, Inc. (The)...............................    400      1,800
    BancorpSouth, Inc.................................  1,486     31,028
    Bank Mutual Corp..................................  1,000      7,880
    Bank of America Corp.............................. 27,476    388,511
#   Bank of Hawaii Corp...............................    900     53,937
#   Bank of Marin Bancorp.............................     22      1,188
    Bank of New York Mellon Corp. (The)...............  4,218    152,776

                                     1059

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   Bank of the Ozarks, Inc........................... 1,260  $ 55,868
    BankUnited, Inc................................... 1,201    40,474
    Banner Corp.......................................   471    19,547
    BB&T Corp......................................... 2,209    72,146
    BBCN Bancorp, Inc................................. 1,500    22,800
*   Beneficial Bancorp, Inc........................... 1,319    17,081
*   Berkshire Hathaway, Inc. Class B.................. 2,400   311,448
    Berkshire Hills Bancorp, Inc......................   254     7,056
    BGC Partners, Inc. Class A........................ 2,825    25,849
    BlackRock, Inc....................................   229    71,966
#*  BofI Holding, Inc.................................   872    14,964
#   BOK Financial Corp................................   631    31,556
#   Boston Private Financial Holdings, Inc............ 1,500    15,525
    Bridge Bancorp, Inc...............................   180     5,240
    Brookline Bancorp, Inc............................ 1,601    17,867
    Brown & Brown, Inc................................ 2,525    76,381
    Bryn Mawr Bank Corp...............................   500    13,115
    California First National Bancorp.................     3        41
    Camden National Corp..............................   129     5,414
    Capital Bank Financial Corp. Class A..............    36     1,096
    Capital One Financial Corp........................ 2,200   144,364
#   Capitol Federal Financial, Inc.................... 2,200    26,994
    Cardinal Financial Corp...........................   700    13,349
#   Cash America International, Inc...................   700    20,958
    Cathay General Bancorp............................ 1,247    34,916
    CBOE Holdings, Inc................................   700    46,634
*   CBRE Group, Inc. Class A..........................   863    24,138
    CenterState Banks, Inc............................   371     5,264
    Central Pacific Financial Corp....................   628    13,157
    Charles Schwab Corp. (The)........................ 2,157    55,068
    Chemical Financial Corp...........................   800    25,488
#   Chicopee Bancorp, Inc.............................    89     1,602
    Chubb, Ltd........................................ 1,425   161,125
#   Cincinnati Financial Corp.........................   960    55,325
    CIT Group, Inc.................................... 1,052    30,876
    Citigroup, Inc.................................... 7,934   337,830
    Citizens Community Bancorp, Inc...................   300     2,742
    Citizens Financial Group, Inc.....................   941    19,996
#*  Citizens, Inc..................................... 1,400     9,072
    City Holding Co...................................   400    17,784
    Clifton Bancorp, Inc..............................   214     3,088
    CME Group, Inc....................................   800    71,880
    CNA Financial Corp................................   300     9,969
    CNO Financial Group, Inc.......................... 2,500    43,500
    CoBiz Financial, Inc..............................   861     9,462
    Cohen & Steers, Inc...............................    63     1,904
    Columbia Banking System, Inc...................... 1,146    33,956
    Comerica, Inc..................................... 1,107    37,970
#   Commerce Bancshares, Inc.......................... 1,626    66,877
#   Community Bank System, Inc........................   700    26,348
    Community Trust Bancorp, Inc......................   250     8,710
#*  Cowen Group, Inc. Class A......................... 1,879     5,374
    Crawford & Co. Class A............................   200       882

                                     1060

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES VALUE+
                                                       ------ -------
Financials -- (Continued)
    Crawford & Co. Class B............................   200  $   910
#*  Credit Acceptance Corp............................   345   61,741
*   CU Bancorp........................................   259    5,918
#   Cullen/Frost Bankers, Inc.........................   920   44,031
*   Customers Bancorp, Inc............................     7      176
#   CVB Financial Corp................................ 1,760   26,946
    Dime Community Bancshares, Inc....................   700   12,033
    Discover Financial Services....................... 2,075   95,014
    Donegal Group, Inc. Class A.......................   700    9,877
*   E*TRADE Financial Corp............................ 1,642   38,686
    East West Bancorp, Inc............................ 1,123   36,408
#   Eaton Vance Corp.................................. 1,253   35,911
    EMC Insurance Group, Inc..........................   352    8,188
    Employers Holdings, Inc...........................   251    6,252
#*  Encore Capital Group, Inc.........................   608   13,935
    Endurance Specialty Holdings, Ltd................. 1,059   65,584
*   Enova International, Inc..........................   640    3,565
*   Enstar Group, Ltd.................................   200   31,910
    Enterprise Bancorp, Inc...........................    41      971
    Enterprise Financial Services Corp................   498   14,138
    Erie Indemnity Co. Class A........................   892   85,730
    EverBank Financial Corp...........................   800   11,256
    Evercore Partners, Inc. Class A...................   500   22,585
    Everest Re Group, Ltd.............................   300   53,682
#   FactSet Research Systems, Inc.....................   200   30,140
    FBL Financial Group, Inc. Class A.................   500   30,530
#   Federal Agricultural Mortgage Corp. Class C.......   200    6,522
    Federated Investors, Inc. Class B................. 1,100   27,819
    Federated National Holding Co.....................   200    4,948
    Fidelity Southern Corp............................   491    7,758
    Fifth Third Bancorp............................... 5,181   81,860
#   Financial Engines, Inc............................   400   10,788
    Financial Institutions, Inc.......................   400   10,980
*   First Acceptance Corp............................. 1,000    2,050
#   First American Financial Corp..................... 1,833   63,000
*   First BanCorp.....................................   200      520
    First Bancorp.....................................   600   11,250
#   First Bancorp, Inc................................   147    2,809
    First Busey Corp..................................   566   10,431
#*  First Cash Financial Services, Inc................   644   22,862
    First Commonwealth Financial Corp................. 1,503   13,121
    First Defiance Financial Corp.....................   300   11,679
    First Financial Bancorp........................... 1,100   17,600
#   First Financial Bankshares, Inc...................   800   20,896
    First Financial Corp..............................   300    9,915
    First Financial Northwest, Inc....................   100    1,353
#   First Horizon National Corp....................... 2,926   37,248
    First Interstate BancSystem, Inc. Class A.........   353    9,513
    First Merchants Corp..............................   541   12,367
    First Midwest Bancorp, Inc........................ 1,160   20,219
*   First NBC Bank Holding Co.........................   289    9,072
    First Niagara Financial Group, Inc................ 4,158   40,707
#   First Republic Bank...............................   732   49,776

                                     1061

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    First South Bancorp, Inc..........................    400 $  3,340
    FirstMerit Corp...................................  1,386   26,861
*   Flagstar Bancorp, Inc.............................    450    8,393
    Flushing Financial Corp...........................    700   15,400
    FNB Corp..........................................  2,569   30,956
    FNF Group.........................................  1,043   33,772
#*  FNFV Group........................................  1,618   15,177
    Franklin Resources, Inc...........................  1,592   55,179
    Fulton Financial Corp.............................  3,193   41,030
    Gain Capital Holdings, Inc........................     23      160
    GAMCO Investors, Inc. Class A.....................    200    5,816
#*  Genworth Financial, Inc. Class A..................    978    2,719
    Glacier Bancorp, Inc..............................    800   18,872
*   Global Indemnity P.L.C............................    550   16,539
    Goldman Sachs Group, Inc. (The)...................  1,077  174,000
    Great Southern Bancorp, Inc.......................    200    7,934
*   Green Dot Corp. Class A...........................    141    2,506
    Greenhill & Co., Inc..............................    170    4,043
*   Greenlight Capital Re, Ltd. Class A...............    700   13,594
    Griffin Industrial Realty, Inc....................     93    2,236
    Hancock Holding Co................................  1,536   36,803
    Hanmi Financial Corp..............................    469   10,177
    Hanover Insurance Group, Inc. (The)...............    600   48,894
    Hartford Financial Services Group, Inc. (The).....  2,453   98,562
#   HCI Group, Inc....................................    253    8,412
    Heartland Financial USA, Inc......................    493   14,765
    Heritage Financial Corp...........................    600   10,866
    Heritage Insurance Holdings, Inc..................    500    9,910
    HF Financial Corp.................................     99    1,720
*   HFF, Inc. Class A.................................    650   18,571
*   Hilltop Holdings, Inc.............................  1,349   21,544
    Home Bancorp, Inc.................................    200    5,102
    Home BancShares, Inc..............................  1,200   46,452
*   HomeStreet, Inc...................................    443    9,073
    Horace Mann Educators Corp........................    700   21,504
*   Howard Hughes Corp. (The).........................    389   36,967
#   Huntington Bancshares, Inc........................  5,172   44,376
    Iberiabank Corp...................................    700   33,495
    Independent Bank Corp.............................    618   28,249
    Independent Bank Group, Inc.......................    162    4,845
    Interactive Brokers Group, Inc. Class A...........  1,364   44,016
    Intercontinental Exchange, Inc....................    424  111,851
    International Bancshares Corp.....................  1,357   31,469
*   INTL. FCStone, Inc................................    347    9,782
    Invesco, Ltd......................................  2,351   70,365
#   Investors Bancorp, Inc............................  3,305   38,635
    Janus Capital Group, Inc..........................  2,600   32,734
    Jones Lang LaSalle, Inc...........................    300   42,216
    JPMorgan Chase & Co............................... 12,776  760,172
*   KCG Holdings, Inc. Class A........................     65      664
    Kearny Financial Corp.............................    836   10,107
    Kemper Corp.......................................    900   31,104
    Kennedy-Wilson Holdings, Inc......................    930   18,860

                                     1062

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    KeyCorp........................................... 4,995  $ 55,744
    Lakeland Financial Corp...........................   208     9,108
    LegacyTexas Financial Group, Inc..................   571    11,152
    Legg Mason, Inc...................................   979    29,977
    Leucadia National Corp............................ 1,745    28,897
    Lincoln National Corp............................. 1,414    55,796
    Loews Corp........................................ 2,000    74,020
#   LPL Financial Holdings, Inc....................... 1,367    41,584
    M&T Bank Corp.....................................   488    53,768
#   Maiden Holdings, Ltd.............................. 1,300    16,640
    MainSource Financial Group, Inc...................   700    15,526
*   Marcus & Millichap, Inc...........................   300     7,092
    MarketAxess Holdings, Inc.........................   511    59,394
    Marsh & McLennan Cos., Inc........................ 1,377    73,435
*   Maui Land & Pineapple Co., Inc....................   240     1,272
    MB Financial, Inc................................. 1,304    40,580
    McGraw Hill Financial, Inc........................   500    42,510
    Merchants Bancshares, Inc.........................   114     3,319
#   Mercury General Corp..............................   740    34,358
    Meridian Bancorp, Inc.............................   183     2,571
    MetLife, Inc...................................... 2,727   121,761
    Metro Bancorp, Inc................................    84     2,396
*   MGIC Investment Corp.............................. 3,800    25,156
#   MidSouth Bancorp, Inc.............................    72       554
    Moelis & Co. Class A..............................   197     5,012
    Moody's Corp......................................   400    35,656
    Morgan Stanley.................................... 4,000   103,520
    Morningstar, Inc..................................   400    32,164
    MSCI, Inc.........................................   612    42,130
    Nasdaq, Inc....................................... 1,199    74,338
    National Bank Holdings Corp. Class A..............   600    11,814
#   National Interstate Corp..........................   500    12,265
    National Penn Bancshares, Inc..................... 3,425    39,045
    National Western Life Group, Inc. Class A.........    11     2,538
#*  Nationstar Mortgage Holdings, Inc.................   628     6,343
    Navient Corp...................................... 3,093    29,569
*   Navigators Group, Inc. (The)......................   200    17,522
    NBT Bancorp, Inc.................................. 1,078    27,920
    Nelnet, Inc. Class A..............................   700    22,729
    New York Community Bancorp, Inc................... 1,600    24,768
*   NewStar Financial, Inc............................   868     6,649
    Northeast Community Bancorp, Inc..................   500     3,450
#   Northern Trust Corp............................... 1,480    91,878
    Northfield Bancorp, Inc...........................   134     2,074
    Northwest Bancshares, Inc......................... 2,350    29,540
    Ocean Shore Holding Co............................   183     3,289
#*  Ocwen Financial Corp.............................. 1,500     8,115
    Old National Bancorp.............................. 2,280    28,090
    Old Republic International Corp................... 3,800    68,704
    OneBeacon Insurance Group, Ltd. Class A...........   140     1,798
*   OneMain Holdings, Inc.............................   724    19,135
    Oppenheimer Holdings, Inc. Class A................   400     6,132
    Opus Bank.........................................    62     2,045

                                     1063

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Oritani Financial Corp............................   742  $ 12,406
    Pacific Continental Corp..........................   357     5,762
*   Pacific Mercantile Bancorp........................    91       635
*   Pacific Premier Bancorp, Inc......................   497    10,203
    PacWest Bancorp...................................   791    29,038
    Park National Corp................................   340    29,957
    PartnerRe, Ltd....................................   770   108,108
    Peapack Gladstone Financial Corp..................   234     5,045
#   Penns Woods Bancorp, Inc..........................    71     2,793
*   PennyMac Financial Services, Inc. Class A.........   635     7,563
#   People's United Financial, Inc.................... 3,487    50,108
*   PHH Corp.......................................... 1,109    13,619
    Pinnacle Financial Partners, Inc..................   630    31,405
    PNC Financial Services Group, Inc. (The).......... 1,300   112,645
    Popular, Inc...................................... 1,538    38,665
*   PRA Group, Inc.................................... 1,000    29,750
    Preferred Bank....................................   400    13,000
#   Primerica, Inc.................................... 1,219    54,867
    Principal Financial Group, Inc.................... 2,598    98,724
    PrivateBancorp, Inc............................... 1,429    53,773
    ProAssurance Corp................................. 1,200    60,144
    Progressive Corp. (The)........................... 4,210   131,562
    Prosperity Bancshares, Inc........................ 1,062    45,029
    Provident Financial Services, Inc................. 1,200    23,568
    Prudential Financial, Inc......................... 1,200    84,096
    Pulaski Financial Corp............................   143     2,033
#   Radian Group, Inc................................. 1,100    11,066
    Raymond James Financial, Inc...................... 1,029    45,080
*   Realogy Holdings Corp............................. 1,039    34,079
    Regions Financial Corp............................ 5,743    46,633
    Reinsurance Group of America, Inc.................   370    31,165
    RenaissanceRe Holdings, Ltd.......................   619    69,730
    Renasant Corp.....................................   805    25,559
    Republic Bancorp, Inc. Class A....................   500    13,355
    Resource America, Inc. Class A....................   500     2,180
    Riverview Bancorp, Inc............................   500     2,160
    RLI Corp..........................................   620    36,766
    S&T Bancorp, Inc..................................   700    18,907
#   Safety Insurance Group, Inc.......................   300    16,926
    Sandy Spring Bancorp, Inc.........................   600    15,960
#*  Santander Consumer USA Holdings, Inc.............. 1,248    13,042
*   Seacoast Banking Corp. of Florida.................   520     7,706
    SEI Investments Co................................   664    26,055
    Selective Insurance Group, Inc.................... 1,010    31,623
    ServisFirst Bancshares, Inc.......................   258    10,338
*   Signature Bank....................................   442    61,588
    Simmons First National Corp. Class A..............   300    13,293
*   SLM Corp.......................................... 6,827    43,693
    South State Corp..................................   300    20,055
#*  St Joe Co. (The)..................................   600     9,546
    StanCorp Financial Group, Inc.....................   700    80,262
    State Auto Financial Corp.........................   700    15,281
    State Bank Financial Corp.........................    50       963

                                     1064

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    State Street Corp.................................  1,094 $   60,969
    Sterling Bancorp..................................    393      6,174
    Stewart Information Services Corp.................    400     14,184
*   Stifel Financial Corp.............................    975     32,623
    Stock Yards Bancorp, Inc..........................    300     11,724
    Suffolk Bancorp...................................    200      5,598
    SunTrust Banks, Inc...............................  1,267     46,347
*   SVB Financial Group...............................    400     40,528
    Symetra Financial Corp............................  1,723     55,170
*   Synchrony Financial...............................  5,569    158,271
    Synovus Financial Corp............................  1,727     52,725
#   T Rowe Price Group, Inc...........................    678     48,104
    Talmer Bancorp, Inc. Class A......................    132      2,120
    TCF Financial Corp................................  2,700     32,427
    TD Ameritrade Holding Corp........................    642     17,706
*   Tejon Ranch Co....................................    451      8,822
*   Texas Capital Bancshares, Inc.....................    498     17,779
#   TFS Financial Corp................................  2,603     45,422
#   Tompkins Financial Corp...........................    305     17,086
    Torchmark Corp....................................    454     24,670
    Towne Bank........................................    721     13,749
    Travelers Cos., Inc. (The)........................  2,608    279,160
    Trico Bancshares..................................    166      4,235
    TrustCo Bank Corp. NY.............................  2,597     14,284
#   Trustmark Corp....................................  1,251     27,072
    U.S. Bancorp......................................  8,200    328,492
    UMB Financial Corp................................    600     28,140
    Umpqua Holdings Corp..............................  3,092     44,772
    Union Bankshares Corp.............................  1,129     25,933
    Union Bankshares, Inc.............................     64      1,737
    United Bankshares, Inc............................    820     27,536
    United Community Banks, Inc.......................    223      4,027
    United Financial Bancorp, Inc.....................  1,084     12,249
    United Fire Group, Inc............................    150      5,795
    Universal Insurance Holdings, Inc.................  1,300     24,362
    Univest Corp. of Pennsylvania.....................    423      8,325
    Unum Group........................................  1,500     42,960
    Validus Holdings, Ltd.............................  1,219     53,929
    Valley National Bancorp...........................  4,371     38,465
#   Virtus Investment Partners, Inc...................     67      5,896
    Voya Financial, Inc...............................    820     25,076
#   Waddell & Reed Financial, Inc. Class A............    652     17,891
*   Walker & Dunlop, Inc..............................    600     14,376
    Washington Federal, Inc...........................  1,883     40,202
    Washington Trust Bancorp, Inc.....................    217      8,563
    Waterstone Financial, Inc.........................  1,097     15,193
    Webster Financial Corp............................  1,325     43,950
    Wells Fargo & Co.................................. 23,585  1,184,675
    WesBanco, Inc.....................................    723     20,981
#   Westamerica Bancorporation........................    530     23,145
*   Western Alliance Bancorp..........................  1,457     47,469
    Westwood Holdings Group, Inc......................    267     12,656
    Willis Towers Watson P.L.C........................    815     93,293

                                     1065

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    Wilshire Bancorp, Inc............................. 1,608  $    17,029
    Wintrust Financial Corp...........................   501       21,087
#   WisdomTree Investments, Inc.......................   936       11,232
#   WR Berkley Corp................................... 1,500       75,225
    WSFS Financial Corp...............................   400       11,624
    XL Group P.L.C.................................... 1,823       66,102
    Yadkin Financial Corp.............................   110        2,556
    Zions Bancorporation.............................. 1,100       24,948
                                                              -----------
Total Financials......................................         14,537,353
                                                              -----------
Industrials -- (15.1%)
    3M Co............................................. 1,300      196,300
    AAON, Inc.........................................   740       15,932
    AAR Corp..........................................   800       16,808
    ABM Industries, Inc...............................   800       24,024
*   ACCO Brands Corp..................................   759        4,607
    Actuant Corp. Class A.............................   579       13,479
    Acuity Brands, Inc................................   145       29,352
#   ADT Corp. (The)................................... 2,758       81,582
#   Advanced Drainage Systems, Inc.................... 1,082       24,432
*   Advisory Board Co. (The)..........................   200        9,154
*   AECOM............................................. 2,099       57,597
*   Aegion Corp.......................................   700       12,621
#*  Aerojet Rocketdyne Holdings, Inc.................. 1,200       19,740
#*  Aerovironment, Inc................................   400       10,204
#   AGCO Corp......................................... 1,100       53,647
    Air Lease Corp.................................... 1,400       36,064
*   Air Transport Services Group, Inc.................   451        4,388
    Alamo Group, Inc..................................   200       10,606
    Alaska Air Group, Inc............................. 2,600      183,040
    Albany International Corp. Class A................   486       16,485
    Allegiant Travel Co...............................   200       32,094
    Allegion P.L.C....................................   469       28,403
    Allison Transmission Holdings, Inc................ 2,807       66,779
    Altra Industrial Motion Corp......................   800       17,968
    AMERCO............................................   600      219,990
    American Airlines Group, Inc...................... 1,620       63,164
    American Railcar Industries, Inc..................   600       27,240
*   American Woodmark Corp............................   490       33,810
    AMETEK, Inc....................................... 1,631       76,739
    AO Smith Corp.....................................   346       24,168
    Apogee Enterprises, Inc...........................   600       23,868
#   Applied Industrial Technologies, Inc..............   900       34,596
*   ARC Document Solutions, Inc.......................   900        3,321
    ArcBest Corp......................................   600       12,318
    Argan, Inc........................................   211        6,355
*   Armstrong World Industries, Inc...................   928       35,895
    Astec Industries, Inc.............................   500       18,650
*   Astronics Corp....................................   220        7,093
*   Atlas Air Worldwide Holdings, Inc.................   450       16,528
*   Avis Budget Group, Inc............................ 1,800       47,286
    AZZ, Inc..........................................   600       30,888
#   B/E Aerospace, Inc................................   555       22,450

                                     1066

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   Babcock & Wilcox Enterprises, Inc.................   600  $ 12,390
    Barnes Group, Inc.................................   920    29,909
*   Beacon Roofing Supply, Inc........................   828    33,534
*   Blount International, Inc......................... 1,600    14,880
*   BMC Stock Holdings, Inc...........................   664     9,542
    Boeing Co. (The).................................. 1,200   144,156
    Brady Corp. Class A...............................   700    15,708
    Briggs & Stratton Corp............................   600    11,796
    Brink's Co. (The).................................   997    29,312
*   Builders FirstSource, Inc......................... 1,800    14,454
    BWX Technologies, Inc............................. 1,200    35,928
*   CAI International, Inc............................   600     3,750
    Carlisle Cos., Inc................................   500    41,840
*   Casella Waste Systems, Inc. Class A...............   700     4,165
#   Caterpillar, Inc.................................. 3,404   211,865
*   CBIZ, Inc......................................... 1,100    11,110
    CEB, Inc..........................................   400    23,592
#   CECO Environmental Corp...........................   396     3,089
    Celadon Group, Inc................................   500     3,970
#   CH Robinson Worldwide, Inc........................   500    32,385
    Chicago Bridge & Iron Co. NV...................... 1,616    62,733
#   Cintas Corp.......................................   400    34,368
    CIRCOR International, Inc.........................   300    10,647
*   Civeo Corp........................................ 1,562     1,687
    CLARCOR, Inc......................................   700    32,802
#*  Clean Harbors, Inc................................   400    17,724
*   Colfax Corp....................................... 1,102    24,398
    Columbus McKinnon Corp............................   500     7,150
    Comfort Systems USA, Inc..........................   600    17,004
#   Copa Holdings SA Class A..........................   293    13,800
*   Copart, Inc....................................... 1,561    52,309
    Covanta Holding Corp.............................. 2,083    29,454
*   Covenant Transportation Group, Inc. Class A.......   115     2,246
*   CRA International, Inc............................   300     5,589
    Crane Co..........................................   900    42,984
    CSX Corp.......................................... 6,500   149,630
    Cubic Corp........................................   600    23,976
    Cummins, Inc...................................... 1,066    95,823
    Curtiss-Wright Corp............................... 1,000    69,000
#   Deere & Co........................................   990    76,240
    Delta Air Lines, Inc.............................. 2,800   124,012
#   Deluxe Corp.......................................   880    49,192
*   DigitalGlobe, Inc................................. 1,670    21,877
    Donaldson Co., Inc................................ 1,061    29,899
    Douglas Dynamics, Inc.............................   619    12,293
    Dover Corp........................................ 1,331    77,797
    Dun & Bradstreet Corp. (The)......................   424    41,730
*   DXP Enterprises, Inc..............................   200     3,136
*   Dycom Industries, Inc.............................   700    46,382
    Eastern Co. (The).................................   142     2,359
    Eaton Corp. P.L.C................................. 1,633    82,483
*   Echo Global Logistics, Inc........................   400     8,804
    EMCOR Group, Inc.................................. 1,300    59,410

                                     1067

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Emerson Electric Co...............................  2,215 $101,846
    Encore Wire Corp..................................    400   14,884
*   Energy Recovery, Inc..............................    992    6,150
    EnerSys...........................................  1,000   48,430
    Engility Holdings, Inc............................    266    3,594
    Ennis, Inc........................................    600   11,982
    EnPro Industries, Inc.............................    400   17,788
    Equifax, Inc......................................    500   52,900
    ESCO Technologies, Inc............................    400   13,772
    Essendant, Inc....................................    900   26,874
*   Esterline Technologies Corp.......................    400   31,484
    Expeditors International of Washington, Inc.......    700   31,584
#   Exponent, Inc.....................................    289   14,829
#   Fastenal Co.......................................    600   24,336
    Federal Signal Corp...............................    800   11,832
    FedEx Corp........................................  1,268  168,492
#   Flowserve Corp....................................    901   34,815
    Fluor Corp........................................  1,040   46,686
    Fortune Brands Home & Security, Inc...............    745   36,200
    Forward Air Corp..................................    500   21,580
    Franklin Electric Co., Inc........................    719   19,614
    FreightCar America, Inc...........................    300    5,715
*   FTI Consulting, Inc...............................    920   31,179
#*  Fuel Tech, Inc....................................    600    1,080
    G&K Services, Inc. Class A........................    500   32,190
    GATX Corp.........................................  1,007   41,267
#*  Generac Holdings, Inc.............................    793   22,537
    General Cable Corp................................  1,052   12,329
    General Dynamics Corp.............................    723   96,716
    General Electric Co............................... 10,969  319,198
#*  Genesee & Wyoming, Inc. Class A...................    800   39,664
*   Gibraltar Industries, Inc.........................    800   16,992
    Global Brass & Copper Holdings, Inc...............    441    9,133
    Gorman-Rupp Co. (The).............................    625   15,887
*   GP Strategies Corp................................    600   14,514
#   Graco, Inc........................................    600   43,608
    Granite Construction, Inc.........................    700   27,041
#*  Great Lakes Dredge & Dock Corp....................  1,000    3,440
#   Greenbrier Cos., Inc. (The).......................    700   18,102
    Griffon Corp......................................  1,100   16,698
    H&E Equipment Services, Inc.......................    375    4,369
*   Hawaiian Holdings, Inc............................    600   21,126
#*  HC2 Holdings, Inc.................................     69      262
*   HD Supply Holdings, Inc...........................    815   21,410
    Healthcare Services Group, Inc....................    400   14,148
#   Heartland Express, Inc............................  1,500   25,725
    HEICO Corp........................................    562   31,303
    HEICO Corp. Class A...............................    471   21,854
    Heidrick & Struggles International, Inc...........    400   10,544
*   Heritage-Crystal Clean, Inc.......................     99      944
    Herman Miller, Inc................................    900   23,058
*   Hertz Global Holdings, Inc........................  2,888   26,223
#   Hexcel Corp.......................................  1,373   56,815

                                     1068

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   Hill International, Inc...........................   900  $  3,042
    Hillenbrand, Inc.................................. 1,103    29,869
    HNI Corp..........................................   649    22,079
    Honeywell International, Inc...................... 1,737   179,258
    Houston Wire & Cable Co...........................   221     1,218
*   Hub Group, Inc. Class A...........................   700    21,329
    Hubbell, Inc......................................   764    69,088
    Huntington Ingalls Industries, Inc................   716    91,562
    Hurco Cos., Inc...................................   200     5,400
*   Huron Consulting Group, Inc.......................   413    23,173
    Hyster-Yale Materials Handling, Inc...............   400    20,776
*   ICF International, Inc............................   350    11,973
    IDEX Corp.........................................   986    71,495
*   IHS, Inc. Class A.................................   300    31,386
    Illinois Tool Works, Inc..........................   800    72,056
    Ingersoll-Rand P.L.C.............................. 1,700    87,499
#*  InnerWorkings, Inc................................   640     4,518
*   Innovative Solutions & Support, Inc...............   400     1,056
    Insperity, Inc....................................   400    17,972
    Insteel Industries, Inc...........................   400     9,804
    Interface, Inc.................................... 1,285    21,704
    ITT Corp.......................................... 1,500    48,675
*   Jacobs Engineering Group, Inc..................... 1,233    48,371
    JB Hunt Transport Services, Inc...................   891    64,776
*   JetBlue Airways Corp.............................. 7,800   166,218
    John Bean Technologies Corp.......................   300    13,743
#   Joy Global, Inc...................................   300     2,991
#   Kaman Corp........................................   600    23,904
    Kansas City Southern.............................. 1,000    70,880
    KAR Auction Services, Inc......................... 1,819    60,791
    KBR, Inc..........................................   800    11,408
    Kelly Services, Inc. Class A......................   632    10,479
    Kennametal, Inc................................... 1,500    26,550
    Kforce, Inc.......................................   856    19,089
    Kimball International, Inc. Class B...............   858     8,271
*   Kirby Corp........................................ 1,000    50,650
*   KLX, Inc..........................................   450    13,153
    Knight Transportation, Inc........................ 2,000    48,940
    Knoll, Inc........................................   628    11,524
    Korn/Ferry International..........................   806    24,833
    L-3 Communications Holdings, Inc..................   400    46,736
#   Landstar System, Inc..............................   400    22,964
*   Lawson Products, Inc..............................   185     3,585
#*  Layne Christensen Co..............................   500     2,560
    LB Foster Co. Class A.............................   200     2,306
    Lennox International, Inc.........................   360    43,135
    Lincoln Electric Holdings, Inc....................   996    53,027
    Lindsay Corp......................................   300    21,102
#*  LMI Aerospace, Inc................................   300     2,961
    Lockheed Martin Corp..............................   524   110,564
    LSI Industries, Inc...............................   700     8,078
*   Lydall, Inc.......................................   400    11,300
    Manitowoc Co., Inc. (The)......................... 2,048    32,235

                                     1069

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    ManpowerGroup, Inc................................   888  $ 67,799
    Marten Transport, Ltd.............................   900    15,102
    Masco Corp........................................   985    25,994
*   MasTec, Inc....................................... 1,477    22,805
*   Mastech Holdings, Inc.............................    55       368
    Matson, Inc....................................... 1,017    41,097
    Matthews International Corp. Class A..............   500    24,955
    McGrath RentCorp..................................   700    17,087
*   Meritor, Inc......................................   830     5,669
*   Middleby Corp. (The)..............................   200    18,072
    Miller Industries, Inc............................   300     6,447
*   Mistras Group, Inc................................    69     1,559
#   Mobile Mini, Inc..................................   781    20,244
*   Moog, Inc. Class A................................   700    32,431
    MSA Safety, Inc...................................   740    31,672
#   MSC Industrial Direct Co., Inc. Class A...........   689    44,654
    Mueller Industries, Inc........................... 1,118    28,453
    Mueller Water Products, Inc. Class A.............. 3,445    28,283
#   Multi-Color Corp..................................   432    27,229
*   MYR Group, Inc....................................   119     2,381
*   Navigant Consulting, Inc.......................... 1,100    17,369
    Nielsen Holdings P.L.C............................ 2,393   115,247
    NN, Inc...........................................    92     1,115
#   Nordson Corp......................................   700    42,301
    Norfolk Southern Corp............................. 1,661   117,100
*   Nortek, Inc.......................................   300    11,697
    Northrop Grumman Corp.............................   420    77,725
*   Northwest Pipe Co.................................   100       957
#*  NOW, Inc..........................................   425     5,763
*   Old Dominion Freight Line, Inc.................... 1,019    55,872
    Omega Flex, Inc...................................   169     5,002
*   On Assignment, Inc................................ 1,100    42,515
    Orbital ATK, Inc..................................   928    83,733
#*  Orion Energy Systems, Inc.........................   900     1,827
#*  Orion Marine Group, Inc........................... 1,000     3,610
#   Oshkosh Corp...................................... 1,336    43,994
    Owens Corning..................................... 2,256   104,205
#   PACCAR, Inc....................................... 2,230   109,426
*   PAM Transportation Services, Inc..................   239     6,173
    Park-Ohio Holdings Corp...........................   200     5,706
    Parker-Hannifin Corp.............................. 1,094   106,293
*   Patrick Industries, Inc...........................   625    21,844
#   Pentair P.L.C..................................... 1,388    65,403
*   PGT, Inc..........................................   689     6,752
#   Pitney Bowes, Inc................................. 1,237    24,220
*   Ply Gem Holdings, Inc.............................   169     1,685
    Powell Industries, Inc............................   300     7,512
#*  PowerSecure International, Inc....................   500     5,490
    Precision Castparts Corp..........................   741   174,098
    Preformed Line Products Co........................   191     7,224
#   Primoris Services Corp............................ 1,216    24,794
#*  Proto Labs, Inc...................................   146     8,029
    Quad/Graphics, Inc................................   200     2,016

                                     1070

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Quanex Building Products Corp..................... 1,000  $ 18,510
*   Quanta Services, Inc.............................. 1,200    22,440
#   Raven Industries, Inc.............................   600     9,006
    Raytheon Co....................................... 1,200   153,888
*   RBC Bearings, Inc.................................   300    17,799
    RCM Technologies, Inc.............................   400     1,988
    Regal Beloit Corp.................................   637    35,806
*   Republic Airways Holdings, Inc.................... 1,000     2,130
    Republic Services, Inc............................ 2,910   127,167
*   Rexnord Corp...................................... 1,378    22,558
*   Roadrunner Transportation Systems, Inc............   799     6,328
    Robert Half International, Inc....................   500    21,885
#   Rockwell Automation, Inc..........................   500    47,785
#   Rockwell Collins, Inc.............................   500    40,440
#   Rollins, Inc......................................   790    21,764
    Roper Technologies, Inc...........................   300    52,701
*   RPX Corp..........................................   330     3,821
    RR Donnelley & Sons Co............................ 2,292    32,019
*   Rush Enterprises, Inc. Class A....................   750    14,325
    Ryder System, Inc................................. 1,300    69,121
#*  Saia, Inc.........................................   450     9,625
#*  Sensata Technologies Holding NV...................   389    14,276
    Simpson Manufacturing Co., Inc....................   700    22,841
#   SkyWest, Inc......................................   900    13,518
*   SL Industries, Inc................................   200     6,000
    Snap-on, Inc......................................   500    80,780
#*  SolarCity Corp....................................   204     7,273
    Southwest Airlines Co............................. 4,772   179,523
*   SP Plus Corp......................................   500    11,225
*   Spirit Aerosystems Holdings, Inc. Class A......... 1,192    50,541
#*  Spirit Airlines, Inc..............................   800    33,440
    SPX Corp..........................................   546     5,078
*   SPX FLOW, Inc.....................................   546    13,017
    Standex International Corp........................   300    21,666
    Stanley Black & Decker, Inc....................... 1,100   103,774
    Steelcase, Inc. Class A........................... 1,700    21,692
*   Stericycle, Inc...................................   300    36,105
#   Sun Hydraulics Corp...............................   462    11,763
#*  Swift Transportation Co........................... 1,700    27,727
    TAL International Group, Inc......................   900    10,152
*   Team, Inc.........................................   500    12,000
#*  Teledyne Technologies, Inc........................   600    48,750
    Tennant Co........................................   300    16,233
    Terex Corp........................................ 1,939    43,434
    Tetra Tech, Inc................................... 1,000    26,490
#   Textainer Group Holdings, Ltd.....................   800     8,520
    Textron, Inc...................................... 2,314    79,185
*   Thermon Group Holdings, Inc.......................   500     8,410
    Timken Co. (The).................................. 1,100    29,205
#*  Titan Machinery, Inc..............................   261     2,216
    Toro Co. (The)....................................   400    29,808
#*  TransDigm Group, Inc..............................   100    22,473
*   Trex Co., Inc.....................................   444    16,677

                                     1071

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
*   TriMas Corp.......................................   456  $     7,884
    Trinity Industries, Inc........................... 3,800       81,396
#   Triumph Group, Inc................................   920       23,460
*   TrueBlue, Inc.....................................   575       13,133
    Tyco International P.L.C.......................... 1,952       67,129
*   Ultralife Corp....................................   400        2,252
    UniFirst Corp.....................................   240       25,272
    Union Pacific Corp................................ 4,649      334,728
*   United Continental Holdings, Inc.................. 2,770      133,736
    United Parcel Service, Inc. Class B............... 1,300      121,160
*   United Rentals, Inc...............................   704       33,729
#   United Technologies Corp.......................... 3,860      338,483
    Universal Forest Products, Inc....................   400       27,556
    Universal Truckload Services, Inc.................   325        4,196
#   US Ecology, Inc...................................   400       13,588
*   USG Corp.......................................... 1,543       27,604
    Valmont Industries, Inc...........................   500       53,295
*   Vectrus, Inc......................................   240        4,742
*   Verisk Analytics, Inc.............................   650       47,450
#*  Veritiv Corp......................................    47        1,450
*   Versar, Inc.......................................   300          780
    Viad Corp.........................................   600       17,682
*   Virco Manufacturing Corp..........................   285          883
*   Wabash National Corp.............................. 1,350       14,931
*   WABCO Holdings, Inc...............................   200       17,930
    Wabtec Corp.......................................   400       25,580
    Waste Connections, Inc............................ 1,700      101,949
    Waste Management, Inc............................. 1,386       73,389
    Watsco, Inc.......................................   400       46,484
    Watts Water Technologies, Inc. Class A............   423       20,841
    Werner Enterprises, Inc........................... 1,700       41,055
*   Wesco Aircraft Holdings, Inc......................    52          587
#*  WESCO International, Inc..........................   649       26,207
    West Corp.........................................   508        9,200
    Woodward, Inc..................................... 1,000       46,190
#   WW Grainger, Inc..................................   382       75,136
#*  XPO Logistics, Inc................................   938       21,433
    Xylem, Inc........................................ 1,471       52,882
*   YRC Worldwide, Inc................................   640        6,618
                                                              -----------
Total Industrials.....................................         12,808,673
                                                              -----------
Information Technology -- (18.8%)
#*  3D Systems Corp...................................   300        2,403
    Accenture P.L.C. Class A..........................   633       66,807
*   ACI Worldwide, Inc................................ 1,183       21,176
    Activision Blizzard, Inc.......................... 2,916      101,535
*   Actua Corp........................................   900        8,514
*   Acxiom Corp....................................... 1,000       18,700
*   Adobe Systems, Inc................................   473       42,158
    ADTRAN, Inc.......................................   600       10,896
*   Advanced Energy Industries, Inc...................   676       18,982
*   Akamai Technologies, Inc.......................... 1,295       59,078
*   Alliance Data Systems Corp........................   130       25,973

                                     1072

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A............................    500 $  380,675
*   Alphabet, Inc. Class C............................    601    446,513
    Amdocs, Ltd.......................................  1,200     65,688
*   Amkor Technology, Inc.............................  4,400     27,016
    Amphenol Corp. Class A............................  1,200     59,484
    Analog Devices, Inc...............................    743     40,018
*   Anixter International, Inc........................    536     26,500
*   ANSYS, Inc........................................    500     44,095
    Apple, Inc........................................ 20,186  1,964,905
    Applied Materials, Inc............................  4,132     72,930
#*  Arista Networks, Inc..............................    275     16,508
#*  ARRIS International P.L.C.........................  2,960     75,391
*   Arrow Electronics, Inc............................  1,226     63,262
#*  Aspen Technology, Inc.............................    802     26,017
    Atmel Corp........................................  1,400     11,284
#*  Autodesk, Inc.....................................    300     14,046
    Automatic Data Processing, Inc....................  1,000     83,090
    Avago Technologies, Ltd...........................    600     80,226
*   AVG Technologies NV...............................  1,503     28,362
*   Avid Technology, Inc..............................     62        440
    Avnet, Inc........................................  1,303     52,016
    AVX Corp..........................................  3,100     35,588
*   Aware, Inc........................................    900      2,664
*   Axcelis Technologies, Inc.........................  2,607      6,830
*   AXT, Inc..........................................    300        753
#   Badger Meter, Inc.................................    300     16,749
    Belden, Inc.......................................    400     17,088
*   Benchmark Electronics, Inc........................    868     18,228
    Blackbaud, Inc....................................    583     35,843
*   Blackhawk Network Holdings, Inc...................    850     32,037
#*  Blucora, Inc......................................  1,000      8,630
    Booz Allen Hamilton Holding Corp..................  1,250     35,363
#*  Bottomline Technologies de, Inc...................    261      7,522
    Broadcom Corp. Class A............................    912     49,859
    Broadridge Financial Solutions, Inc...............    772     41,348
    Brocade Communications Systems, Inc...............  5,772     46,061
    Brooks Automation, Inc............................  1,100     10,483
*   BSQUARE Corp......................................    300      1,845
    CA, Inc...........................................  2,897     83,231
*   Cabot Microelectronics Corp.......................    300     12,192
*   CACI International, Inc. Class A..................    606     50,340
*   Cadence Design Systems, Inc.......................  1,591     31,120
*   CalAmp Corp.......................................    500      8,500
*   Calix, Inc........................................    993      7,626
*   Cardtronics, Inc..................................    982     30,255
#*  Cavium, Inc.......................................    200     11,554
    CDK Global, Inc...................................    333     14,669
    CDW Corp..........................................  1,379     53,023
*   Ceva, Inc.........................................     95      2,199
*   CIBER, Inc........................................  2,700      8,775
*   Ciena Corp........................................  1,171     20,809
#*  Cimpress NV.......................................    319     25,048
*   Cirrus Logic, Inc.................................    417     14,478

                                     1073

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
    Cisco Systems, Inc................................ 20,957 $498,567
*   Citrix Systems, Inc...............................    400   28,184
    Cognex Corp.......................................    667   21,511
*   Cognizant Technology Solutions Corp. Class A......    988   62,550
*   Coherent, Inc.....................................    300   23,181
    Cohu, Inc.........................................    600    7,266
*   CommScope Holding Co., Inc........................  2,038   45,692
    Computer Sciences Corp............................  1,000   32,070
    Computer Task Group, Inc..........................    500    2,955
    Comtech Telecommunications Corp...................    287    5,602
#   Convergys Corp....................................  1,717   41,963
*   CoreLogic, Inc....................................  1,279   45,660
    Corning, Inc......................................  3,998   74,403
#*  Covisint Corp.....................................    553    1,167
*   Cray, Inc.........................................    624   24,579
#*  Cree, Inc.........................................    861   24,134
#   CSG Systems International, Inc....................    860   30,048
    CSRA, Inc.........................................  1,000   26,780
*   CyberOptics Corp..................................    300    2,625
#   Cypress Semiconductor Corp........................  1,693   13,307
    Daktronics, Inc...................................    587    4,714
*   DHI Group, Inc....................................  1,000    9,310
#   Diebold, Inc......................................  1,306   36,202
*   Digi International, Inc...........................    900    8,208
*   Diodes, Inc.......................................    900   17,217
#   Dolby Laboratories, Inc. Class A..................    766   27,584
*   DSP Group, Inc....................................    600    5,742
    DST Systems, Inc..................................    620   65,354
    EarthLink Holdings Corp...........................  3,100   18,352
*   eBay, Inc.........................................  2,384   55,929
#   Ebix, Inc.........................................    762   25,999
*   EchoStar Corp. Class A............................    625   21,956
    Electro Rent Corp.................................    677    5,917
*   Electro Scientific Industries, Inc................    800    4,832
*   Electronic Arts, Inc..............................    800   51,636
*   Electronics for Imaging, Inc......................    416   17,214
    EMC Corp..........................................  8,959  221,914
*   Emcore Corp.......................................    300    1,818
#*  EnerNOC, Inc......................................    785    4,121
*   Entegris, Inc.....................................  3,153   36,764
*   Envestnet, Inc....................................    195    4,573
*   EPAM Systems, Inc.................................    278   20,822
    Epiq Systems, Inc.................................    900   11,268
*   ePlus, Inc........................................    109   10,323
*   Euronet Worldwide, Inc............................    500   39,885
*   Exar Corp.........................................  1,140    6,270
*   ExlService Holdings, Inc..........................    500   21,830
#*  F5 Networks, Inc..................................    300   28,134
*   Fabrinet..........................................    700   17,437
*   Facebook, Inc. Class A............................  2,293  257,298
    Fair Isaac Corp...................................    200   19,114
*   Fairchild Semiconductor International, Inc........  1,426   29,219
*   FalconStor Software, Inc..........................    700    1,302

                                     1074

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
#*  FARO Technologies, Inc............................    100 $  2,567
    FEI Co............................................    400   28,980
    Fidelity National Information Services, Inc.......  2,249  134,333
#*  Finisar Corp......................................  1,669   21,196
#*  FireEye, Inc......................................    500    7,045
*   First Solar, Inc..................................    607   41,677
*   Fiserv, Inc.......................................  1,000   94,560
#*  FleetCor Technologies, Inc........................    558   68,545
*   Flextronics International, Ltd....................  3,702   38,797
    FLIR Systems, Inc.................................  1,911   55,878
    Forrester Research, Inc...........................    335   10,710
#*  Fortinet, Inc.....................................    500   14,070
*   Frequency Electronics, Inc........................    300    2,664
*   Gartner, Inc......................................    300   26,367
*   Genpact, Ltd......................................  2,845   68,052
#   Global Payments, Inc..............................  1,350   79,583
#*  GTT Communications, Inc...........................    117    1,742
#*  Guidewire Software, Inc...........................    209   11,503
    Hackett Group, Inc. (The).........................    700   10,339
#*  Harmonic, Inc.....................................  1,360    4,488
    Harris Corp.......................................    800   69,576
    Heartland Payment Systems, Inc....................    628   57,826
    Hewlett Packard Enterprise Co..................... 11,401  156,878
    HP, Inc...........................................  4,301   41,763
    IAC/InterActiveCorp...............................    813   42,227
*   ID Systems, Inc...................................    400    1,604
*   II-VI, Inc........................................  1,177   24,482
    Ingram Micro, Inc. Class A........................  2,108   59,446
*   Innodata, Inc.....................................    200      482
*   Insight Enterprises, Inc..........................    900   21,267
*   Integrated Device Technology, Inc.................  1,200   30,576
    Intel Corp........................................ 29,645  919,588
#   InterDigital, Inc.................................    694   31,258
    International Business Machines Corp..............  2,000  249,580
    Intersil Corp. Class A............................  1,600   20,800
*   IntraLinks Holdings, Inc..........................     96      774
*   IntriCon Corp.....................................    200    1,496
    Intuit, Inc.......................................    400   38,204
#*  IPG Photonics Corp................................    803   64,906
*   Itron, Inc........................................    400   13,184
*   Ixia..............................................  1,573   15,054
#   j2 Global, Inc....................................    850   61,634
#   Jabil Circuit, Inc................................  2,812   55,987
    Jack Henry & Associates, Inc......................  1,056   85,726
    Juniper Networks, Inc.............................  1,989   46,940
*   Keysight Technologies, Inc........................  1,134   26,536
    KLA-Tencor Corp...................................    700   46,893
#*  Knowles Corp......................................    500    6,800
*   Kulicke & Soffa Industries, Inc...................  1,300   13,156
    Lam Research Corp.................................  1,187   85,215
#*  Lattice Semiconductor Corp........................  2,800   13,608
    Leidos Holdings, Inc..............................    934   43,076
    Lexmark International, Inc. Class A...............  1,000   28,210

                                     1075

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
#   Linear Technology Corp............................    740 $   31,620
*   Lionbridge Technologies, Inc......................    322      1,491
    Littelfuse, Inc...................................    400     40,760
*   Lumentum Holdings, Inc............................    359      7,083
#*  M/A-COM Technology Solutions Holdings, Inc........    545     20,983
#*  Magnachip Semiconductor Corp......................    652      2,986
*   Manhattan Associates, Inc.........................  1,280     73,792
    ManTech International Corp. Class A...............    600     17,298
    Marvell Technology Group, Ltd.....................  1,900     16,815
    MasterCard, Inc. Class A..........................  2,000    178,060
    Maxim Integrated Products, Inc....................    578     19,305
    MAXIMUS, Inc......................................  1,000     53,370
    Mentor Graphics Corp..............................  1,956     33,995
*   Mercury Systems, Inc..............................    605     11,549
#   Methode Electronics, Inc..........................    707     18,424
#   Microchip Technology, Inc.........................  1,123     50,322
*   Micron Technology, Inc............................  7,027     77,508
*   Microsemi Corp....................................  1,873     59,374
    Microsoft Corp.................................... 22,691  1,250,047
*   MicroStrategy, Inc. Class A.......................     80     13,801
    MKS Instruments, Inc..............................    900     31,896
*   MoneyGram International, Inc......................  1,107      5,867
    Monolithic Power Systems, Inc.....................    378     23,651
    Monotype Imaging Holdings, Inc....................    300      7,482
*   Monster Worldwide, Inc............................  1,630      8,134
    Motorola Solutions, Inc...........................    347     23,169
    MTS Systems Corp..................................    300     16,020
*   Multi-Fineline Electronix, Inc....................    800     13,384
*   NAPCO Security Technologies, Inc..................    600      3,270
#   National Instruments Corp.........................  1,367     38,960
*   NCR Corp..........................................  1,798     38,369
    NetApp, Inc.......................................  2,261     49,584
*   NETGEAR, Inc......................................    825     30,830
*   NetScout Systems, Inc.............................    917     19,761
*   NeuStar, Inc. Class A.............................    700     17,206
*   Newport Corp......................................    800     12,184
    NIC, Inc..........................................    700     13,853
*   Nuance Communications, Inc........................  2,974     52,432
    NVIDIA Corp.......................................  2,765     80,987
*   NXP Semiconductors NV.............................    211     15,779
#*  Oclaro, Inc.......................................    500      1,730
*   ON Semiconductor Corp.............................  5,502     47,097
    Oracle Corp.......................................  8,569    311,140
*   OSI Systems, Inc..................................    500     27,410
#*  PAR Technology Corp...............................    400      2,328
#   Paychex, Inc......................................    900     43,074
#*  Paycom Software, Inc..............................    315      9,497
*   PayPal Holdings, Inc..............................  1,300     46,982
    PC Connection, Inc................................    590     13,316
    PC-Tel, Inc.......................................    700      3,353
*   PCM, Inc..........................................    400      3,300
*   PDF Solutions, Inc................................    800      8,664
    Pegasystems, Inc..................................    944     22,184

                                     1076

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
*   Perficient, Inc...................................   700  $ 13,335
*   Photronics, Inc................................... 1,100    13,134
    Plantronics, Inc..................................   600    26,898
*   Plexus Corp.......................................   700    24,465
*   Polycom, Inc...................................... 1,800    18,342
    Power Integrations, Inc...........................   228    10,746
*   Progress Software Corp............................   600    15,534
*   PTC, Inc..........................................   700    20,727
    QAD, Inc. Class B.................................   101     1,568
*   QLogic Corp....................................... 1,500    19,230
*   Qorvo, Inc........................................   869    34,412
    QUALCOMM, Inc..................................... 4,600   208,564
*   Qualys, Inc.......................................   360     9,356
*   Rackspace Hosting, Inc............................ 1,100    22,231
*   Rambus, Inc....................................... 1,189    14,553
*   RealD, Inc........................................   141     1,465
*   RealNetworks, Inc................................. 1,200     4,344
*   Red Hat, Inc......................................   628    43,991
    Reis, Inc.........................................   200     4,510
*   Rofin-Sinar Technologies, Inc.....................   400    10,196
*   Rogers Corp.......................................   400    18,988
#*  Rovi Corp.........................................   515    10,022
*   Rudolph Technologies, Inc......................... 1,000    12,810
    Sabre Corp........................................   500    12,805
*   salesforce.com, Inc...............................   300    20,418
    SanDisk Corp...................................... 1,192    84,274
*   Sanmina Corp...................................... 1,100    20,614
*   ScanSource, Inc...................................   400    12,552
    Science Applications International Corp...........   827    35,247
#*  Seachange International, Inc......................   516     3,210
#   Seagate Technology P.L.C.......................... 1,020    29,631
*   Semtech Corp......................................   700    14,070
#*  ServiceSource International, Inc..................    89       344
*   Silicon Laboratories, Inc.........................   400    18,240
    Skyworks Solutions, Inc...........................   982    67,679
*   SolarWinds, Inc...................................   418    25,059
    Solera Holdings, Inc..............................   738    40,044
*   Sonus Networks, Inc...............................   475     2,850
    SS&C Technologies Holdings, Inc...................   965    62,040
*   Stamps.com, Inc...................................   300    28,146
*   StarTek, Inc......................................   300     1,203
#*  Stratasys, Ltd....................................   519     8,460
#*  SunPower Corp..................................... 1,332    33,886
#*  Super Micro Computer, Inc.........................   166     4,943
*   Sykes Enterprises, Inc............................ 1,080    31,795
    Symantec Corp..................................... 5,502   109,160
#*  Synaptics, Inc....................................   401    29,397
#*  Synchronoss Technologies, Inc.....................   162     4,964
    SYNNEX Corp.......................................   700    58,765
*   Synopsys, Inc.....................................   682    29,258
*   Syntel, Inc....................................... 1,064    50,370
#*  Take-Two Interactive Software, Inc................   601    20,855
    TE Connectivity, Ltd.............................. 1,413    80,767

                                     1077

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
*   Tech Data Corp....................................   800  $    49,920
*   Telenav, Inc......................................   500        2,880
    TeleTech Holdings, Inc............................ 1,009       26,950
*   Teradata Corp..................................... 1,241       30,206
    Teradyne, Inc..................................... 2,728       53,005
    Tessco Technologies, Inc..........................   150        2,478
    Tessera Technologies, Inc......................... 1,053       30,347
    Texas Instruments, Inc............................ 2,281      120,733
    Total System Services, Inc........................ 1,512       60,722
#*  Trimble Navigation, Ltd...........................   900       17,361
*   TTM Technologies, Inc............................. 1,827       10,651
#*  Tyler Technologies, Inc...........................   200       31,412
#*  Ubiquiti Networks, Inc............................   700       20,727
#*  Ultimate Software Group, Inc. (The)...............   200       35,126
#*  Ultratech, Inc....................................   600       12,102
*   Unisys Corp.......................................   810        7,954
*   United Online, Inc................................   314        3,332
*   Vantiv, Inc. Class A.............................. 1,667       78,432
#*  Veeco Instruments, Inc............................   700       13,048
#*  VeriFone Systems, Inc............................. 1,600       37,424
*   Verint Systems, Inc...............................   500       18,305
#*  VeriSign, Inc.....................................   300       22,680
#*  ViaSat, Inc.......................................   629       39,313
#*  Viavi Solutions, Inc.............................. 1,795        8,975
    Visa, Inc. Class A................................ 3,800      283,062
#   Vishay Intertechnology, Inc....................... 3,100       35,526
*   Web.com Group, Inc................................   966       18,190
#*  WebMD Health Corp.................................   551       28,162
    Western Digital Corp.............................. 2,000       95,960
#   Western Union Co. (The)........................... 1,501       26,778
#*  WEX, Inc..........................................   500       36,305
#*  Workday, Inc. Class A.............................   125        7,876
    Xerox Corp........................................ 8,600       83,850
    Xilinx, Inc....................................... 1,749       87,922
*   Yahoo!, Inc....................................... 2,370       69,939
#*  Zebra Technologies Corp. Class A..................   573       34,609
*   Zillow Group, Inc. Class A........................   402        8,711
*   Zix Corp.......................................... 1,300        5,837
*   Zynga, Inc. Class A............................... 6,854       16,861
                                                              -----------
Total Information Technology..........................         16,009,362
                                                              -----------
Materials -- (4.5%)
    A Schulman, Inc...................................   719       18,205
    AEP Industries, Inc...............................   200       16,928
    Air Products & Chemicals, Inc.....................   700       88,697
    Airgas, Inc.......................................   800      112,000
    Albemarle Corp....................................   728       38,322
    Alcoa, Inc........................................ 6,318       46,058
#   Allegheny Technologies, Inc.......................   882        8,273
    American Vanguard Corp............................   800        9,008
    AptarGroup, Inc................................... 1,200       87,480
    Ashland, Inc......................................   441       41,789
    Avery Dennison Corp...............................   702       42,745

                                     1078

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Materials -- (Continued)
    Axiall Corp....................................... 1,023  $ 18,342
    Ball Corp.........................................   600    40,098
    Bemis Co., Inc.................................... 2,200   105,314
*   Berry Plastics Group, Inc.........................   800    24,880
*   Boise Cascade Co..................................   301     6,219
    Cabot Corp........................................ 1,196    48,247
    Calgon Carbon Corp................................ 1,200    19,428
#   Carpenter Technology Corp.........................   800    22,208
    Celanese Corp. Series A...........................   844    53,737
*   Century Aluminum Co............................... 1,302     6,145
    CF Industries Holdings, Inc....................... 2,650    79,500
#   Chemours Co. (The)................................   519     2,045
*   Chemtura Corp..................................... 1,694    44,451
*   Clearwater Paper Corp.............................   400    15,664
    Commercial Metals Co.............................. 2,000    27,840
#   Compass Minerals International, Inc...............   700    52,395
*   Core Molding Technologies, Inc....................   300     3,249
*   Crown Holdings, Inc...............................   500    22,940
#   Deltic Timber Corp................................   200    10,984
    Domtar Corp....................................... 1,304    42,054
    Dow Chemical Co. (The)............................ 4,429   186,018
    Eagle Materials, Inc..............................   501    26,824
    Eastman Chemical Co............................... 1,300    79,573
    Ecolab, Inc.......................................   821    88,561
    EI du Pont de Nemours & Co........................ 1,709    90,167
*   Ferro Corp........................................   600     5,574
#*  Flotek Industries, Inc............................   331     2,211
#   FMC Corp..........................................   600    21,432
#   Freeport-McMoRan, Inc............................. 3,166    14,564
    Friedman Industries, Inc..........................   300     1,440
    FutureFuel Corp...................................   801    10,029
    Graphic Packaging Holding Co...................... 6,211    70,557
#   Greif, Inc. Class A...............................   600    15,858
#   Greif, Inc. Class B...............................   234     8,541
    Hawkins, Inc......................................   233     8,731
    Haynes International, Inc.........................   259     8,288
    HB Fuller Co......................................   900    33,498
*   Headwaters, Inc...................................   665    10,620
    Huntsman Corp..................................... 3,684    31,793
    Innophos Holdings, Inc............................   408    10,898
    Innospec, Inc.....................................   558    27,816
#   International Flavors & Fragrances, Inc...........   300    35,088
    International Paper Co............................ 3,347   114,501
    Kaiser Aluminum Corp..............................   224    17,414
    KapStone Paper and Packaging Corp................. 2,800    41,384
    KMG Chemicals, Inc................................   300     6,918
*   Koppers Holdings, Inc.............................   225     3,809
*   Kraton Performance Polymers, Inc..................   400     5,872
    Kronos Worldwide, Inc.............................   564     2,651
#*  Louisiana-Pacific Corp............................ 2,175    34,191
    LyondellBasell Industries NV Class A.............. 1,227    95,669
    Martin Marietta Materials, Inc....................   237    29,762
    Materion Corp.....................................   491    12,025

                                     1079

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
             Mercer International, Inc.......................   800  $    5,880
             Minerals Technologies, Inc......................   600      24,594
             Monsanto Co.....................................   900      81,540
             Mosaic Co. (The)................................ 2,745      66,154
             Myers Industries, Inc...........................   775       8,827
             Neenah Paper, Inc...............................   173      10,456
             NewMarket Corp..................................   100      37,927
             Newmont Mining Corp............................. 3,184      63,553
             Nucor Corp...................................... 2,270      88,689
             Olin Corp....................................... 4,718      79,923
#            Olympic Steel, Inc..............................   300       2,802
*            Owens-Illinois, Inc............................. 3,096      40,062
             Packaging Corp. of America......................   900      45,747
             PH Glatfelter Co................................   800      11,808
#*           Platform Specialty Products Corp................ 1,061       8,095
             PolyOne Corp.................................... 1,211      32,770
             PPG Industries, Inc.............................   680      64,682
             Praxair, Inc....................................   700      70,000
             Quaker Chemical Corp............................   200      15,002
             Reliance Steel & Aluminum Co.................... 1,407      80,115
#*           Rentech, Inc....................................   193         376
#            Royal Gold, Inc.................................   800      23,832
             RPM International, Inc..........................   599      23,511
#            Schnitzer Steel Industries, Inc. Class A........   600       8,070
             Scotts Miracle-Gro Co. (The) Class A............   436      29,944
             Sealed Air Corp.................................   862      34,937
             Sensient Technologies Corp......................   512      30,551
             Sherwin-Williams Co. (The)......................   200      51,134
#            Silgan Holdings, Inc............................ 1,300      68,731
             Sonoco Products Co.............................. 1,434      56,657
#            Southern Copper Corp............................   400      10,368
             Steel Dynamics, Inc............................. 3,110      57,068
             Stepan Co.......................................   600      26,976
#*           Stillwater Mining Co............................ 1,900      12,445
#            TimkenSteel Corp................................   550       4,955
             Tredegar Corp...................................   800      10,504
             United States Lime & Minerals, Inc..............   200      10,994
#*           US Concrete, Inc................................   202       9,187
#            Valspar Corp. (The).............................   500      39,165
             Vulcan Materials Co.............................   694      61,211
#            Westlake Chemical Corp.......................... 1,044      47,481
             WestRock Co.....................................   979      34,539
             Worthington Industries, Inc.....................   900      27,531
*            WR Grace & Co...................................   400      32,536
                                                                     ----------
Total Materials..............................................         3,858,851
                                                                     ----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares...........   900          --

                                     1080

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Other -- (Continued)
(degrees)*  Softbrands, Inc. Escrow Shares...................    600 $       --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Telecommunication Services -- (3.2%)
            AT&T, Inc........................................ 32,987  1,189,511
            Atlantic Tele-Network, Inc.......................    400     30,796
            CenturyLink, Inc.................................  7,300    185,566
*           Cincinnati Bell, Inc.............................  3,500     11,340
#           Cogent Communications Holdings, Inc..............    587     19,612
#           Consolidated Communications Holdings, Inc........    827     16,573
#           Frontier Communications Corp.....................  7,736     35,199
*           General Communication, Inc. Class A..............  1,100     19,932
            IDT Corp. Class B................................    504      6,401
            Inteliquent, Inc.................................    900     15,462
#*          Iridium Communications, Inc......................  1,497     10,419
*           Level 3 Communications, Inc......................  1,581     77,169
*           Lumos Networks Corp..............................    200      2,316
#*          ORBCOMM, Inc.....................................  1,200      8,760
*           SBA Communications Corp. Class A.................    500     49,640
            Shenandoah Telecommunications Co.................  1,422     32,677
*           T-Mobile US, Inc.................................  1,696     68,094
            Telephone & Data Systems, Inc....................  1,913     44,362
*           United States Cellular Corp......................    324     12,195
            Verizon Communications, Inc...................... 16,942    846,592
*           Vonage Holdings Corp.............................  3,429     17,591
#           Windstream Holdings, Inc.........................  1,601      9,238
                                                                     ----------
Total Telecommunication Services.............................         2,709,445
                                                                     ----------
Utilities -- (2.7%)
            AES Corp.........................................  2,191     20,814
            AGL Resources, Inc...............................    710     45,128
#           ALLETE, Inc......................................    400     21,160
            Alliant Energy Corp..............................    400     26,136
            Ameren Corp......................................    900     40,428
            American Electric Power Co., Inc.................    600     36,582
            American States Water Co.........................    600     27,240
            American Water Works Co., Inc....................    506     32,844
            Aqua America, Inc................................  1,625     51,236
            Atmos Energy Corp................................    504     34,887
*           Avangrid, Inc....................................    670     25,761
            Avista Corp......................................    800     29,624
            Black Hills Corp.................................    700     34,496
            California Water Service Group...................    600     15,054
*           Calpine Corp.....................................  3,397     52,008
#           CenterPoint Energy, Inc..........................  1,600     28,592
            Chesapeake Utilities Corp........................    161     10,138
            Cleco Corp.......................................    582     30,927
#           CMS Energy Corp..................................    700     27,216
#           Consolidated Edison, Inc.........................    400     27,756
#           Dominion Resources, Inc..........................  1,000     72,170
            DTE Energy Co....................................    500     42,505
            Duke Energy Corp.................................  1,196     90,059

                                     1081

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Utilities -- (Continued)
*   Dynegy, Inc....................................... 1,300  $ 15,392
    Edison International..............................   500    30,900
    El Paso Electric Co...............................   515    21,079
    Empire District Electric Co. (The)................   500    14,670
    Entergy Corp......................................   300    21,174
    Eversource Energy.................................   787    42,341
    Exelon Corp....................................... 1,149    33,976
    FirstEnergy Corp..................................   500    16,530
    Genie Energy, Ltd. Class B........................   400     3,364
    Great Plains Energy, Inc.......................... 1,400    39,032
    Hawaiian Electric Industries, Inc................. 1,100    32,912
#   IDACORP, Inc......................................   415    28,880
    ITC Holdings Corp.................................   922    36,788
#   Laclede Group, Inc. (The).........................   300    19,182
#   MDU Resources Group, Inc..........................   778    13,133
    MGE Energy, Inc...................................   600    29,070
    Middlesex Water Co................................   300     8,700
#   National Fuel Gas Co..............................   456    20,670
    New Jersey Resources Corp.........................   600    21,132
    NextEra Energy, Inc...............................   700    78,197
    NiSource, Inc..................................... 1,112    23,363
#   Northwest Natural Gas Co..........................   400    20,780
    NorthWestern Corp.................................   500    27,920
    NRG Energy, Inc................................... 2,425    25,802
#   NRG Yield, Inc. Class A...........................   194     2,406
#   NRG Yield, Inc. Class C...........................   194     2,569
    OGE Energy Corp...................................   800    20,984
#   ONE Gas, Inc......................................   621    35,124
    Ormat Technologies, Inc...........................   900    31,860
#   Otter Tail Corp...................................   600    16,704
    Pattern Energy Group, Inc.........................    55     1,042
    PG&E Corp.........................................   600    32,946
    Piedmont Natural Gas Co., Inc.....................   800    47,392
    Pinnacle West Capital Corp........................   300    19,893
    PNM Resources, Inc................................   900    28,269
    Portland General Electric Co......................   700    27,209
    PPL Corp..........................................   800    28,048
    Public Service Enterprise Group, Inc..............   900    37,170
#   Questar Corp...................................... 1,400    28,546
#   SCANA Corp........................................   400    25,180
    Sempra Energy.....................................   400    37,900
    SJW Corp..........................................   211     6,879
    South Jersey Industries, Inc......................   800    19,888
#   Southern Co. (The)................................ 1,400    68,488
    Southwest Gas Corp................................   400    23,532
#*  Talen Energy Corp.................................    99       708
    TECO Energy, Inc.................................. 1,282    34,768
    UGI Corp.......................................... 3,072   104,448
    Unitil Corp.......................................   100     3,875
#   Vectren Corp......................................   600    25,104
    WEC Energy Group, Inc.............................   799    44,129
    Westar Energy, Inc................................   800    34,848
    WGL Holdings, Inc.................................   600    40,074

                                     1082

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Utilities -- (Continued)
             Xcel Energy, Inc..............................     900 $    34,398
             York Water Co. (The)..........................     360       9,601
                                                                    -----------
Total Utilities............................................           2,321,730
                                                                    -----------
TOTAL COMMON STOCKS........................................          77,801,490
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent
               Value Rights................................   2,100       3,969
(degrees)#*  Safeway Casa Ley Contingent Value Rights......   1,200       1,218
(degrees)#*  Safeway PDC, LLC Contingent Value Rights......   1,200          58
TOTAL RIGHTS/WARRANTS......................................               5,245
                                                                    -----------
TOTAL INVESTMENT SECURITIES................................          77,806,735
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid Reserves,
               0.358%...................................... 243,848     243,848
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@         DFA Short Term Investment Fund................ 608,957   7,045,632
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $66,764,417)^^.........         $85,096,215
                                                                    ===========

                                     1083

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary........... $13,825,034         --   --    $13,825,034
   Consumer Staples.................   5,053,695         --   --      5,053,695
   Energy...........................   6,677,347         --   --      6,677,347
   Financials.......................  14,537,353         --   --     14,537,353
   Industrials......................  12,808,673         --   --     12,808,673
   Information Technology...........  16,009,362         --   --     16,009,362
   Materials........................   3,858,851         --   --      3,858,851
   Other............................          --         --   --             --
   Telecommunication Services.......   2,709,445         --   --      2,709,445
   Utilities........................   2,321,730         --   --      2,321,730
Rights/Warrants.....................          -- $    5,245   --          5,245
Temporary Cash Investments..........     243,848         --   --        243,848
Securities Lending Collateral.......          --  7,045,632   --      7,045,632
                                     ----------- ----------   --    -----------
TOTAL............................... $78,045,338 $7,050,877   --    $85,096,215
                                     =========== ==========   ==    ===========

                                     1084

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES VALUE++
                                                       ------ --------
COMMON STOCKS -- (94.9%)

AUSTRALIA -- (5.7%)
    Adelaide Brighton, Ltd............................ 12,382 $ 41,833
    AGL Energy, Ltd...................................  2,454   32,727
#   ALS, Ltd..........................................  6,672   15,820
#   Alumina, Ltd...................................... 44,778   33,517
    Amcor, Ltd........................................  7,623   72,693
    AMP, Ltd.......................................... 54,320  209,330
    APA Group.........................................  8,506   51,854
*   APN News & Media, Ltd.............................  8,425    3,117
*   Aquarius Platinum, Ltd............................ 32,436    5,649
#   ARB Corp., Ltd....................................    443    4,832
#*  Arrium, Ltd....................................... 32,904    1,558
    Asciano, Ltd...................................... 19,708  124,942
    ASX, Ltd..........................................  2,267   68,572
*   Atlas Iron, Ltd................................... 21,286      245
    Aurizon Holdings, Ltd.............................  6,244   16,511
    Ausdrill, Ltd.....................................  3,727      622
#   AusNet Services................................... 21,363   22,372
    Australia & New Zealand Banking Group, Ltd........ 18,347  318,485
*   Australian Agricultural Co., Ltd.................. 10,040    9,581
    Automotive Holdings Group, Ltd....................  7,603   23,570
*   AWE, Ltd.......................................... 11,677    4,361
    Bank of Queensland, Ltd...........................  6,766   63,379
    Beach Energy, Ltd................................. 31,283    8,510
    Beadell Resources, Ltd............................ 38,340    4,202
    Bega Cheese, Ltd..................................  1,674    8,447
    Bendigo and Adelaide Bank, Ltd....................  8,282   63,709
    BHP Billiton, Ltd................................. 20,901  229,534
#   BHP Billiton, Ltd. Sponsored ADR..................  2,200   48,202
*   Billabong International, Ltd......................  2,604    3,007
    BlueScope Steel, Ltd.............................. 11,548   38,640
    Boral, Ltd........................................ 16,241   65,170
#*  Bradken, Ltd......................................  4,982    1,565
    Brambles, Ltd.....................................  8,792   70,234
#   Breville Group, Ltd...............................  2,941   12,765
    Brickworks, Ltd...................................    846    9,134
*   Broadspectrum, Ltd................................ 16,892   14,595
#   Cabcharge Australia, Ltd..........................  1,270    2,831
    Caltex Australia, Ltd.............................    854   22,838
#   Cardno, Ltd.......................................  1,834    1,233
#   carsales.com, Ltd.................................  2,372   20,045
#   Cash Converters International, Ltd................ 15,872    5,915
    Challenger, Ltd................................... 10,518   59,862
    CIMIC Group, Ltd..................................  1,755   30,269
    Cleanaway Waste Management, Ltd................... 19,482   10,234
    Coca-Cola Amatil, Ltd.............................  4,079   24,420
    Commonwealth Bank of Australia....................  3,672  207,562
    Computershare, Ltd................................  5,369   40,084
    Credit Corp. Group, Ltd...........................  1,551   12,434
    CSR, Ltd.......................................... 16,074   29,356
    Domino's Pizza Enterprises, Ltd...................  1,192   51,184
    Downer EDI, Ltd...................................  7,987   17,882

                                     1085

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
AUSTRALIA -- (Continued)
*   Drillsearch Energy, Ltd........................... 10,492 $  3,706
    DuluxGroup, Ltd...................................  8,959   41,520
*   Elders, Ltd.......................................    931    3,107
#*  Energy World Corp., Ltd........................... 12,801    1,953
    Event Hospitality and Entertainment, Ltd..........  1,588   17,125
    Fairfax Media, Ltd................................ 60,766   38,555
    Flight Centre Travel Group, Ltd...................    646   18,053
#   Fortescue Metals Group, Ltd.......................  9,269   11,649
#   GrainCorp, Ltd. Class A...........................  2,948   17,981
    GUD Holdings, Ltd.................................  2,199   10,236
    GWA Group, Ltd....................................  5,307    7,659
    Harvey Norman Holdings, Ltd....................... 12,250   39,062
    Hills, Ltd........................................  5,255      799
*   Horizon Oil, Ltd.................................. 29,979    1,524
    Iluka Resources, Ltd..............................  6,877   26,982
    Incitec Pivot, Ltd................................ 28,258   62,987
    Independence Group NL.............................  3,743    5,933
    Insurance Australia Group, Ltd.................... 37,192  140,673
#   InvoCare, Ltd.....................................  2,186   18,558
    IOOF Holdings, Ltd................................  4,072   23,900
#   IRESS, Ltd........................................  3,256   22,422
    James Hardie Industries P.L.C.....................  2,471   28,633
    James Hardie Industries P.L.C. Sponsored ADR......  3,000   34,290
#   JB Hi-Fi, Ltd.....................................  2,013   33,749
*   Kingsgate Consolidated, Ltd.......................    631      101
    LendLease Group...................................  3,562   33,262
#   M2 Group, Ltd.....................................  4,035   36,417
*   Macmahon Holdings, Ltd............................ 39,034    2,479
    Macquarie Group, Ltd..............................  2,008  103,568
    Magellan Financial Group, Ltd.....................  2,457   40,275
    Melbourne IT, Ltd.................................  5,334    8,119
    Metals X, Ltd.....................................    620      439
#*  Metcash, Ltd...................................... 17,754   22,294
    Mincor Resources NL...............................  4,393      438
#   Mineral Resources, Ltd............................  3,218    8,600
#   MMA Offshore, Ltd.................................  8,708    2,048
    Monadelphous Group, Ltd...........................  1,985    8,880
#*  Mount Gibson Iron, Ltd............................  8,762    1,155
#   Myer Holdings, Ltd................................ 30,365   22,545
    National Australia Bank, Ltd...................... 15,091  299,798
#   Navitas, Ltd......................................  5,275   17,591
    New Hope Corp., Ltd...............................  3,628    4,277
*   Newcrest Mining, Ltd..............................  6,100   57,344
    Northern Star Resources, Ltd......................  9,219   19,438
    Nufarm, Ltd.......................................  5,093   24,981
    Oil Search, Ltd...................................  7,459   35,052
#   Orica, Ltd........................................  5,967   60,809
    Origin Energy, Ltd................................ 14,478   42,850
    Orora, Ltd........................................ 19,908   31,086
    OZ Minerals, Ltd..................................  8,700   23,798
*   Pacific Brands, Ltd............................... 16,041    9,239
#*  Paladin Energy, Ltd...............................  8,694    1,304

                                     1086

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
AUSTRALIA -- (Continued)
    Panoramic Resources, Ltd..........................  3,668 $    216
    Peet, Ltd.........................................  7,973    5,946
    Perpetual, Ltd....................................    794   23,438
    Platinum Asset Management, Ltd....................    591    2,736
    PMP, Ltd.......................................... 15,111    4,909
    Premier Investments, Ltd..........................  1,327   12,477
    Programmed Maintenance Services, Ltd..............  3,981    5,717
    Qantas Airways, Ltd............................... 23,512   65,381
    QBE Insurance Group, Ltd..........................  8,923   69,800
#   Qube Holdings, Ltd................................ 11,747   19,179
*   Ramelius Resources, Ltd........................... 23,490    4,398
    RCR Tomlinson, Ltd................................  7,109    9,148
#   REA Group, Ltd....................................    617   23,420
    Recall Holdings, Ltd..............................    574    2,697
    Reece, Ltd........................................    772   17,671
*   Resolute Mining, Ltd.............................. 10,174    2,347
    Retail Food Group, Ltd............................  4,745   15,309
    Rio Tinto, Ltd....................................  4,438  125,328
    SAI Global, Ltd...................................  5,683   16,452
#*  Salmat, Ltd.......................................  4,935    2,283
    Sandfire Resources NL.............................  1,850    6,699
    Santos, Ltd....................................... 11,740   26,924
#   Seek, Ltd.........................................  3,829   39,863
*   Senex Energy, Ltd................................. 31,081    3,375
#   Seven Group Holdings, Ltd.........................  3,972   13,460
#   Seven West Media, Ltd.............................  6,229    3,710
#   Sims Metal Management, Ltd........................  4,115   20,076
#   Slater & Gordon, Ltd..............................    528      229
    SMS Management & Technology, Ltd..................  2,472    4,239
*   South32, Ltd...................................... 19,895   13,964
*   South32, Ltd. ADR.................................  2,745    9,333
    Southern Cross Media Group, Ltd................... 18,980   15,312
    Spark Infrastructure Group........................ 17,357   24,538
*   St Barbara, Ltd...................................  2,817    2,947
    STW Communications Group, Ltd..................... 10,662    5,760
    Suncorp Group, Ltd................................  8,547   71,304
    Sunland Group, Ltd................................  7,830    8,868
#   Super Retail Group, Ltd...........................  4,028   29,442
    Sydney Airport....................................  3,330   15,681
    Tassal Group, Ltd.................................  6,365   21,818
    Telstra Corp., Ltd................................  9,755   39,306
#*  Ten Network Holdings, Ltd.........................  6,400    5,491
    TFS Corp., Ltd....................................  3,576    3,288
    Tox Free Solutions, Ltd...........................  2,799    5,253
    TPG Telecom, Ltd..................................  2,754   19,842
    Transurban Group..................................  7,199   55,502
*   UGL, Ltd..........................................  1,662    2,617
    UXC, Ltd..........................................  5,788    4,970
    Village Roadshow, Ltd.............................  1,430    7,104
*   Virgin Australia Holdings, Ltd.................... 62,673   21,883
*   Virgin Australia International Holdings - Private. 46,180       --
    Wesfarmers, Ltd...................................  4,590  138,490

                                     1087

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRALIA -- (Continued)
    Westpac Banking Corp. Sponsored ADR............... 7,016  $  154,001
#*  Whitehaven Coal, Ltd.............................. 1,338         398
    Woodside Petroleum, Ltd........................... 7,970     160,630
    Woolworths, Ltd................................... 4,734      82,299
#   WorleyParsons, Ltd................................ 1,744       4,279
                                                              ----------
TOTAL AUSTRALIA.......................................         5,240,423
                                                              ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................   116      10,661
    Andritz AG........................................   480      22,319
    Austria Technologie & Systemtechnik AG............   289       3,753
    BUWOG AG..........................................   481       9,887
*   Conwert Immobilien Invest SE...................... 1,782      25,201
*   Erste Group Bank AG............................... 1,799      51,967
    EVN AG............................................   660       7,294
    Flughafen Wien AG.................................    20       1,758
*   IMMOFINANZ AG..................................... 3,670       6,917
    Mayr Melnhof Karton AG............................   204      23,150
    Oesterreichische Post AG..........................   380      13,487
    OMV AG............................................ 3,438      88,495
    POLYTEC Holding AG................................   317       2,477
*   Raiffeisen Bank International AG.................. 2,065      26,047
    RHI AG............................................   422       7,929
    Schoeller-Bleckmann Oilfield Equipment AG.........   121       6,316
    Semperit AG Holding...............................   156       4,663
    Strabag SE........................................   412      10,057
#   Verbund AG........................................ 1,435      17,348
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   492      12,155
    Voestalpine AG.................................... 1,405      36,950
    Wienerberger AG................................... 2,737      41,884
    Zumtobel Group AG.................................   642      13,324
                                                              ----------
TOTAL AUSTRIA.........................................           444,039
                                                              ----------
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV.........................   593      76,833
    Ageas............................................. 4,207     170,830
    Banque Nationale de Belgique......................     6      20,004
    Bekaert SA........................................   983      31,671
    bpost SA..........................................   173       4,104
    Cie d'Entreprises CFE.............................   220      22,542
    Colruyt SA........................................ 1,737      92,876
    D'ieteren SA......................................   477      15,613
    Delhaize Group.................................... 1,408     147,784
    Delhaize Group Sponsored ADR...................... 4,400     114,928
    Elia System Operator SA...........................   768      37,038
    Euronav NV........................................   852       9,935
    EVS Broadcast Equipment SA........................   132       4,223
#   Exmar NV..........................................   649       6,340
    KBC Groep NV...................................... 1,544      88,482
    Kinepolis Group NV................................   495      20,969
    Melexis NV........................................   479      24,072
*   Mobistar SA....................................... 1,400      29,094

                                     1088

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
#*  Nyrstar NV........................................ 13,738 $   20,158
    Ontex Group NV....................................    160      5,930
    Proximus SADP.....................................  3,128    108,126
    Sipef SA..........................................     98      5,150
    Solvay SA.........................................  1,104     91,459
*   Telenet Group Holding NV..........................    543     28,265
*   Tessenderlo Chemie NV.............................  1,111     29,422
    Umicore SA........................................  2,281     83,862
    Van de Velde NV...................................    446     27,231
*   Viohalco SA.......................................  1,602      2,279
                                                              ----------
TOTAL BELGIUM.........................................         1,319,220
                                                              ----------
CANADA -- (7.4%)
    Absolute Software Corp............................    500      2,381
*   Advantage Oil & Gas, Ltd..........................  4,612     25,185
    Aecon Group, Inc..................................  1,800     18,644
    AGF Management, Ltd. Class B......................  1,754      5,897
    Agnico Eagle Mines, Ltd.(2009823).................    818     24,241
    Agnico Eagle Mines, Ltd.(008474108)...............    943     27,762
    Agrium, Inc.(2213538).............................    800     69,852
    Agrium, Inc.(008916108)...........................    961     83,482
    AGT Food & Ingredients, Inc.......................    615     15,418
    Aimia, Inc........................................  2,960     19,777
*   Air Canada........................................  2,800     15,690
*   Alacer Gold Corp..................................  4,256      6,623
    Alamos Gold, Inc. Class A.........................  5,033     16,420
    Algonquin Power & Utilities Corp..................  3,600     29,552
    Alimentation Couche-Tard, Inc. Class B............  2,467    107,386
    AltaGas, Ltd......................................    882     20,638
    Altus Group, Ltd..................................    530      6,749
    ARC Resources, Ltd................................  2,654     35,673
*   Argonaut Gold, Inc................................    172        131
    Atco, Ltd. Class I................................    600     16,631
#*  Athabasca Oil Corp................................  6,553      6,923
*   ATS Automation Tooling Systems, Inc...............    300      2,279
*   AuRico Metals, Inc................................  2,212        916
#   AutoCanada, Inc...................................    359      5,095
#*  Avigilon Corp.....................................    678      6,340
#*  B2Gold Corp....................................... 21,500     16,422
    Badger Daylighting, Ltd...........................    679     11,686
#*  Ballard Power Systems, Inc........................  2,600      3,489
    Bank of Montreal(063671101).......................    899     48,114
#   Bank of Montreal(2076009).........................  2,768    148,625
    Bank of Nova Scotia (The)(2076281)................  4,072    166,816
    Bank of Nova Scotia (The)(064149107)..............  1,504     61,423
*   Bankers Petroleum, Ltd............................ 10,000      6,353
    Barrick Gold Corp.(067901108).....................  7,482     74,147
    Barrick Gold Corp.(2024644).......................  2,100     20,882
    Baytex Energy Corp................................  1,140      2,409
    BCE, Inc.(05534B760)..............................    604     24,341
    BCE, Inc.(B188TH2)................................    354     14,260
*   Bellatrix Exploration, Ltd........................  1,758      2,158
*   Birchcliff Energy, Ltd............................  2,200      7,899

                                     1089

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Black Diamond Group, Ltd.......................... 1,000  $  4,090
*   BlackBerry, Ltd.(BCBHZ31)......................... 3,458    24,659
*   BlackBerry, Ltd.(09228F103)....................... 3,177    22,620
#*  BlackPearl Resources, Inc......................... 5,400     2,274
    Bonavista Energy Corp............................. 4,473     6,130
    Bonterra Energy Corp..............................   198     2,291
    Boralex, Inc. Class A............................. 2,474    26,985
    Brookfield Asset Management, Inc. Class A......... 1,650    49,810
    CAE, Inc.(124765108).............................. 2,197    22,915
    CAE, Inc.(2162760)................................ 2,040    21,304
#   Calfrac Well Services, Ltd........................ 1,440     1,490
    Cameco Corp.(2166160).............................   842    10,224
    Cameco Corp.(13321L108)........................... 2,707    32,863
    Canaccord Genuity Group, Inc...................... 1,669     5,898
    Canadian Imperial Bank of Commerce(136069101).....   140     9,079
    Canadian Imperial Bank of Commerce(2170525)....... 1,227    79,914
    Canadian National Railway Co.(136375102).......... 1,058    56,592
    Canadian National Railway Co.(2180632)............ 1,200    65,058
    Canadian Natural Resources, Ltd.(136385101)....... 6,871   146,077
    Canadian Natural Resources, Ltd.(2171573)......... 3,474    74,370
    Canadian Oil Sands, Ltd........................... 6,839    45,841
    Canadian Pacific Railway, Ltd.....................   300    36,063
    Canadian Tire Corp., Ltd. Class A.................   596    48,564
    Canadian Utilities, Ltd. Class A..................   600    15,474
#   Canadian Western Bank............................. 1,800    29,501
    Canam Group, Inc.................................. 1,300    12,184
*   Canfor Corp.......................................   830     9,284
    Canfor Pulp Products, Inc......................... 1,000     7,124
    Canyon Services Group, Inc........................   898     2,750
    Capital Power Corp................................ 1,079    14,511
    Capstone Infrastructure Corp...................... 4,729    16,271
*   Capstone Mining Corp.............................. 9,500     2,407
    Cascades, Inc..................................... 2,400    18,023
    CCL Industries, Inc. Class B......................   395    55,687
*   Celestica, Inc.(15101Q108)........................   800     7,248
*   Celestica, Inc.(2263362)..........................   311     2,819
    Cenovus Energy, Inc.(15135U109)................... 2,954    36,305
    Cenovus Energy, Inc.(B57FG04)..................... 2,057    25,344
    Centerra Gold, Inc................................ 2,615    11,909
*   Cequence Energy, Ltd.............................. 3,200       662
#   Cervus Equipment Corp.............................   600     5,568
*   CGI Group, Inc. Class A........................... 1,483    63,559
*   China Gold International Resources Corp., Ltd..... 4,400     6,156
*   Chinook Energy, Inc...............................    61        19
    CI Financial Corp................................. 1,256    27,740
    Cineplex, Inc.....................................   800    27,925
    Cogeco Communications, Inc........................   700    31,605
    Colliers International Group, Inc.................   805    34,983
    COM DEV International, Ltd........................ 3,200    14,025
    Constellation Software, Inc.......................   187    68,078
#   Corus Entertainment, Inc. Class B................. 1,500    10,418
    Cott Corp.(22163N106)............................. 1,102    11,318
    Cott Corp.(2228952)...............................   300     3,077

                                     1090

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
CANADA -- (Continued)
    Crescent Point Energy Corp........................  2,755 $30,537
*   Crew Energy, Inc..................................  2,714   7,478
#*  Denison Mines Corp................................  4,500   2,056
*   Detour Gold Corp..................................  3,400  41,356
    DH Corp...........................................  1,084  24,351
    Dollarama, Inc....................................    700  37,561
    Dominion Diamond Corp.(B95LX89)...................    500   5,336
*   Dominion Diamond Corp.(257287102).................  1,691  18,009
    Dorel Industries, Inc. Class B....................    485   9,538
#*  Dundee Precious Metals, Inc.......................  2,800   2,139
    E-L Financial Corp., Ltd..........................     34  16,394
    Eldorado Gold Corp................................ 13,404  30,427
    Emera, Inc........................................    656  20,918
    Empire Co., Ltd...................................  2,100  39,694
    Enbridge Income Fund Holdings, Inc................  1,225  25,595
    Enbridge, Inc.(29250N105).........................    604  20,898
    Enbridge, Inc.(2466149)...........................  1,248  43,349
    Encana Corp.......................................  7,921  34,773
    EnerCare, Inc.....................................    939  10,671
    Enerflex, Ltd.....................................  1,364  12,512
#*  Energy Fuels, Inc.................................    100     234
    Enerplus Corp.(B584T89)...........................  1,585   5,023
    Enerplus Corp.(292766102).........................  3,726  11,811
    Enghouse Systems, Ltd.............................    272  11,671
    Ensign Energy Services, Inc.......................  3,401  16,096
    Equitable Group, Inc..............................    300  11,134
*   Essential Energy Services Trust...................  4,177   1,610
    Evertz Technologies, Ltd..........................    722   9,122
    Fairfax Financial Holdings, Ltd...................    150  77,234
    Finning International, Inc........................  3,711  47,258
    First Capital Realty, Inc.........................    722   9,648
*   First Majestic Silver Corp........................    521   1,562
    First Quantum Minerals, Ltd.......................  3,789   8,195
    FirstService Corp.................................    805  30,737
#   Fortis, Inc.......................................    900  26,154
*   Fortuna Silver Mines, Inc.........................  3,500   8,894
    Genworth MI Canada, Inc...........................  1,089  18,835
    George Weston, Ltd................................    339  26,137
    Gibson Energy, Inc................................  1,728  19,156
    Gildan Activewear, Inc............................    118   2,978
    Gluskin Sheff + Associates, Inc...................  1,000  14,012
    Goldcorp, Inc.(380956409).........................  1,176  13,336
    Goldcorp, Inc.(2676302)...........................  2,620  29,849
#*  Golden Star Resources, Ltd........................  8,100   1,561
*   Gran Tierra Energy, Inc...........................  5,979  13,658
    Granite Oil Corp..................................  1,838  10,391
    Great-West Lifeco, Inc............................  1,400  34,698
*   Heroux-Devtek, Inc................................  1,000   9,066
    Home Capital Group, Inc...........................    800  16,424
    Horizon North Logistics, Inc......................  4,740   6,192
    HudBay Minerals, Inc..............................  4,699   9,258
#   Husky Energy, Inc.................................  2,554  25,411
*   IAMGOLD Corp.(2446646)............................  2,605   3,793

                                     1091

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
*   IAMGOLD Corp.(450913108)..........................    326 $    473
    IGM Financial, Inc................................    400   10,253
*   IMAX Corp.........................................    733   22,767
*   Imperial Metals Corp..............................  2,300    7,454
    Imperial Oil, Ltd.(453038408).....................    698   21,366
    Imperial Oil, Ltd.(2454241).......................    600   18,395
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  1,873   55,606
#   Innergex Renewable Energy, Inc....................  1,785   14,933
    Intact Financial Corp.............................    943   56,544
    Inter Pipeline, Ltd...............................    800   12,963
*   Interfor Corp.....................................  2,000   15,490
    Intertape Polymer Group, Inc......................  2,000   23,128
*   Ithaca Energy, Inc................................  9,000    2,730
#   Just Energy Group, Inc............................  2,100   13,956
*   Kelt Exploration, Ltd.............................    700    1,939
    Keyera Corp.......................................  1,000   27,411
    Killam Apartment Real Estate Investment Trust.....  1,172    9,102
*   Kingsway Financial Services, Inc..................    425    1,787
*   Kinross Gold Corp................................. 22,680   37,398
*   Kirkland Lake Gold, Inc...........................    500    1,781
*   Lake Shore Gold Corp..............................  9,000    8,159
#   Laurentian Bank of Canada.........................  1,000   34,050
    Leon's Furniture, Ltd.............................    400    3,966
#*  Lightstream Resources, Ltd........................  5,418    1,315
    Linamar Corp......................................  1,008   39,308
#   Liquor Stores N.A., Ltd...........................    758    4,026
    Loblaw Cos., Ltd..................................    900   42,266
#   Long Run Exploration, Ltd.........................  2,737      625
*   Lundin Mining Corp................................ 10,205   25,278
    MacDonald Dettwiler & Associates, Ltd.............    366   22,743
    Magna International, Inc..........................  1,978   68,720
    Major Drilling Group International, Inc...........  2,473    9,427
    Manitoba Telecom Services, Inc....................    500   10,772
    Manulife Financial Corp.(56501R106)...............  5,745   79,626
    Manulife Financial Corp.(2492519).................  6,324   87,892
    Maple Leaf Foods, Inc.............................  3,800   61,900
    Martinrea International, Inc......................  3,400   22,935
*   Maxim Power Corp..................................  1,600    3,449
*   MEG Energy Corp...................................  1,128    4,678
#   Methanex Corp.....................................    555   14,793
    Metro, Inc........................................  3,549  104,907
    Morneau Shepell, Inc..............................    911    9,520
    Mullen Group, Ltd.................................  2,700   28,949
    National Bank of Canada...........................  2,700   77,035
    New Flyer Industries, Inc.........................  1,600   30,472
*   New Gold, Inc.(2826947)...........................  5,860   14,431
*   New Gold, Inc.(644535106).........................  1,500    3,645
    Newalta Corp......................................  1,319    2,657
    North West Co., Inc. (The)........................  1,200   26,152
#   Northland Power, Inc..............................  2,900   40,243
#*  Novagold Resources, Inc...........................  5,164   21,749
*   NuVista Energy, Ltd...............................  2,462    7,908

                                     1092

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    OceanaGold Corp...................................  6,600 $ 13,616
    Open Text Corp....................................    809   39,581
    Osisko Gold Royalties, Ltd........................    848    8,619
#   Pacific Exploration and Production Corp...........  6,323    3,656
    Pan American Silver Corp.(697900108)..............  2,197   14,544
#   Pan American Silver Corp.(2669272)................  1,530   10,159
*   Paramount Resources, Ltd. Class A.................    600    1,970
*   Parex Resources, Inc..............................  3,300   21,742
#   Parkland Fuel Corp................................  1,600   25,355
    Pason Systems, Inc................................    400    5,120
    Pembina Pipeline Corp.(B4PT2P8)...................    300    6,818
    Pembina Pipeline Corp.(B4PPQG5)...................    588   13,371
#   Pengrowth Energy Corp............................. 10,136    8,465
#   Penn West Petroleum, Ltd.(B63FY34)................  4,010    2,891
    Penn West Petroleum, Ltd.(707887105)..............  2,097    1,541
    Peyto Exploration & Development Corp..............  1,508   32,431
    PHX Energy Services Corp..........................    742      794
#   Pizza Pizza Royalty Corp..........................    400    3,615
    Potash Corp. of Saskatchewan, Inc.................    900   14,673
    Precision Drilling Corp.(74022D308)...............  3,099   10,537
    Precision Drilling Corp.(B5YPLH9).................  3,406   11,597
    Premium Brands Holdings Corp......................    700   20,987
#*  Primero Mining Corp...............................  2,884    7,185
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  1,163   32,701
    Progressive Waste Solutions, Ltd.(74339G101)......    400   11,268
    Quebecor, Inc. Class B............................    900   22,807
    Reitmans Canada, Ltd. Class A.....................  1,944    5,551
    Richelieu Hardware, Ltd...........................    300   14,485
*   Richmont Mines, Inc...............................  3,419   12,300
    Ritchie Bros Auctioneers, Inc.....................    369    8,443
*   RMP Energy, Inc...................................  3,700    4,015
    Rogers Communications, Inc. Class B...............    600   20,545
#   Rogers Sugar, Inc.................................    100      298
    RONA, Inc.........................................  3,000   26,340
    Royal Bank of Canada..............................  4,751  246,045
#   Russel Metals, Inc................................  1,200   13,466
    Sandvine Corp.....................................  5,500   13,663
    Saputo, Inc.......................................  2,100   51,567
#   Savanna Energy Services Corp......................  4,900    4,162
    Secure Energy Services, Inc.......................    840    4,491
*   SEMAFO, Inc.......................................  8,300   20,737
    Shaw Communications, Inc. Class B.................  3,396   58,683
    ShawCor, Ltd......................................    752   16,238
    Sherritt International Corp.......................  7,600    3,798
*   Silver Standard Resources, Inc....................    400    1,742
    Silver Wheaton Corp...............................  1,000   11,785
    SNC-Lavalin Group, Inc............................  1,100   31,448
#   Sprott, Inc.......................................  9,450   12,952
    Stantec, Inc......................................  1,000   24,370
    Stella-Jones, Inc.................................  1,000   30,216
#   Student Transportation, Inc.......................    127      449
    Suncor Energy, Inc.(B3NB1P2)......................  8,691  205,844
    Suncor Energy, Inc.(867224107)....................  4,814  113,370

                                     1093

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
*   SunOpta, Inc......................................  1,500 $    8,880
    Superior Plus Corp................................  2,984     22,217
#   Surge Energy, Inc.................................  5,100      8,046
*   Taseko Mines, Ltd.................................  4,300      1,627
#   Teck Resources, Ltd. Class B(2879327).............  3,938     14,702
    Teck Resources, Ltd. Class B(878742204)...........    389      1,451
    TELUS Corp........................................    712     19,806
#*  Teranga Gold Corp.................................  6,408      1,871
*   Thompson Creek Metals Co., Inc....................  5,100        801
#   Thomson Reuters Corp..............................  1,928     72,116
#*  Timmins Gold Corp.................................  4,500        610
    TMX Group, Ltd....................................    201      5,834
    TORC Oil & Gas, Ltd...............................  2,700     10,446
    Toromont Industries, Ltd..........................    600     12,189
    Toronto-Dominion Bank (The)(2897222)..............  4,332    164,356
    Toronto-Dominion Bank (The)(891160509)............  1,378     52,144
    Torstar Corp. Class B.............................  1,100      1,837
    Total Energy Services, Inc........................    194      1,987
*   Tourmaline Oil Corp...............................  1,181     23,548
    TransAlta Corp.(2901628)..........................  4,501     15,808
    TransAlta Corp.(89346D107)........................    777      2,712
    TransCanada Corp..................................  1,448     50,286
    Transcontinental, Inc. Class A....................  1,600     21,061
    TransForce, Inc...................................  1,800     26,983
#   TransGlobe Energy Corp............................  1,844      2,633
#*  Trican Well Service, Ltd..........................  4,600      5,549
    Trinidad Drilling, Ltd............................  5,273      7,377
*   Turquoise Hill Resources, Ltd..................... 10,608     22,187
    Uni-Select, Inc...................................    300     12,977
#   Valener, Inc......................................  1,300     17,817
#   Veresen, Inc......................................  2,373     13,517
#   Vermilion Energy, Inc.............................    458     12,247
*   Wesdome Gold Mines, Ltd...........................  8,700      8,260
    West Fraser Timber Co., Ltd.......................  1,200     41,245
    Western Energy Services Corp......................  2,146      5,699
    Westshore Terminals Investment Corp...............    318      2,976
    Whistler Blackcomb Holdings, Inc..................  1,100     17,581
#   Whitecap Resources, Inc...........................  4,196     22,943
    Wi-Lan, Inc.......................................  2,661      2,925
    Winpak, Ltd.......................................    341     10,903
    WSP Global, Inc...................................    800     22,991
    Yamana Gold, Inc..................................  5,432      9,346
                                                              ----------
TOTAL CANADA..........................................         6,863,133
                                                              ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc............................  1,400        129
                                                              ----------
DENMARK -- (1.2%)
    Alm Brand A.S.....................................  3,000     20,095
    AP Moeller - Maersk A.S. Class A..................     10     12,640
    AP Moeller - Maersk A.S. Class B..................     40     51,465
#*  Bang & Olufsen A.S................................    670      7,068
#*  D/S Norden A.S....................................    429      5,720

                                     1094

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
DENMARK -- (Continued)
    Danske Bank A.S...................................  2,185 $   58,801
    DFDS A.S..........................................    415     14,727
    DSV A.S...........................................  3,026    117,761
#   FLSmidth & Co. A.S................................    809     28,373
*   Jyske Bank A.S....................................  1,470     64,549
    NKT Holding A.S...................................    417     23,181
    Novozymes A.S. Class B............................  1,400     58,435
    Pandora A.S.......................................    755    101,008
    PER Aarsleff A.S. Class B.........................     65     19,929
    Ringkjoebing Landbobank A.S.......................    160     33,274
    Rockwool International A.S. Class B...............    132     19,998
*   Santa Fe Group A.S................................    400      3,791
    Schouw & Co.......................................    300     17,724
    SimCorp A.S.......................................    600     29,438
    Solar A.S. Class B................................    125      7,062
    Spar Nord Bank A.S................................  3,439     28,301
    Sydbank A.S.......................................  2,214     64,648
    TDC A.S........................................... 13,635     58,555
*   Topdanmark A.S....................................  1,775     45,108
    Tryg A.S..........................................  1,150     21,989
    United International Enterprises..................     32      4,608
    Vestas Wind Systems A.S...........................  2,631    172,158
*   Vestjysk Bank A.S.................................    250        287
                                                              ----------
TOTAL DENMARK.........................................         1,090,693
                                                              ----------
FINLAND -- (1.9%)
    Ahlstrom Oyj......................................    445      3,624
    Alma Media Oyj....................................  1,213      4,474
    Amer Sports Oyj...................................  2,402     65,746
    Atria Oyj.........................................    595      5,749
    Cargotec Oyj Class B..............................  1,344     42,843
    Caverion Corp.....................................  1,551     14,778
    Citycon Oyj....................................... 10,416     24,858
    Cramo Oyj.........................................    564     10,848
    Elisa Oyj.........................................  1,889     68,418
    F-Secure Oyj......................................  7,129     19,484
*   Finnair Oyj.......................................  1,332      7,140
    Fiskars Oyj Abp...................................    868     16,808
    Fortum Oyj........................................  4,870     76,578
    Huhtamaki Oyj.....................................  2,364     83,566
    Kemira Oyj........................................  1,740     19,713
    Kesko Oyj Class A.................................    401     15,160
    Kesko Oyj Class B.................................  1,418     56,891
    Kone Oyj Class B..................................  1,636     71,909
#   Konecranes Oyj....................................  1,141     25,322
    Lassila & Tikanoja Oyj............................    606     11,379
    Metsa Board Oyj...................................  2,428     16,237
    Metso Oyj.........................................  1,606     33,138
    Metso Oyj Sponsored ADR...........................  2,800     14,420
    Munksjo Oyj.......................................    245      2,105
    Neste Oyj.........................................  3,538    110,843
    Nokia Oyj(5946455)................................  5,767     41,233
    Nokia Oyj(5902941)................................ 29,908    215,441

                                     1095

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    Nokia Oyj Sponsored ADR...........................  2,585 $   18,612
    Nokian Renkaat Oyj................................  1,840     62,560
#*  Outokumpu Oyj.....................................  5,944     14,613
#   Outotec Oyj.......................................  3,383     13,292
#   PKC Group Oyj.....................................    691     10,730
*   Poyry Oyj.........................................    726      2,753
    Raisio Oyj Class V................................  5,314     23,729
    Ramirent Oyj......................................  1,350      9,024
    Sampo Oyj Class A.................................  1,882     91,135
#   Sanoma Oyj........................................  2,100      9,702
*   Stockmann Oyj Abp.................................  1,273      9,711
*   Stockmann Oyj Abp Class B.........................    646      4,963
    Stora Enso Oyj Class R............................  3,612     29,437
    Stora Enso Oyj Sponsored ADR......................  9,200     74,796
    Technopolis Oyj...................................  2,391      9,445
    Tieto Oyj.........................................  1,749     47,088
    Tikkurila Oyj.....................................  1,187     20,132
    UPM-Kymmene Oyj...................................  3,117     50,797
    UPM-Kymmene Oyj Sponsored ADR.....................  7,100    115,943
    Uponor Oyj........................................    782     12,032
    Vaisala Oyj Class A...............................    214      5,535
    Valmet Oyj........................................    809      8,043
    Wartsila Oyj Abp..................................  1,678     75,371
    YIT Oyj...........................................  1,551      8,263
                                                              ----------
TOTAL FINLAND.........................................         1,806,411
                                                              ----------
FRANCE -- (7.8%)
    Accor SA..........................................    682     25,901
#*  Air France-KLM....................................  2,302     18,485
    Airbus Group SE...................................  1,424     89,564
    Albioma SA........................................  1,147     16,138
#*  Alstom SA.........................................  1,737     46,610
    Altamir...........................................    936     10,202
    Alten SA..........................................    652     36,700
    Altran Technologies SA............................  3,293     41,586
    April SA..........................................    199      2,643
    Arkema SA.........................................  1,060     66,209
    Assystem..........................................    430     10,437
    Atos SE...........................................  1,621    128,146
    AXA SA............................................ 10,250    253,305
    Beneteau SA.......................................    816      9,913
    BNP Paribas SA....................................  4,597    217,768
    Bollore SA........................................ 15,505     62,579
    Bonduelle SCA.....................................    159      4,133
    Bouygues SA.......................................  2,961    115,906
    Bureau Veritas SA.................................    935     17,812
    Cap Gemini SA.....................................    872     79,684
    Carrefour SA......................................  4,908    139,686
#   Casino Guichard Perrachon SA......................    720     32,637
    Cegid Group SA....................................    257     13,949
#   CGG SA Sponsored ADR..............................  3,000      2,970
    Christian Dior SE.................................    181     30,612
    Cie de Saint-Gobain...............................  3,955    163,002

                                     1096

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin..........  2,932 $267,496
    CNP Assurances....................................  2,336   31,238
    Credit Agricole SA................................ 10,096  100,749
    Danone SA.........................................  1,183   81,480
    Dassault Systemes.................................    560   43,284
*   Derichebourg SA...................................  2,685    8,507
    Edenred...........................................  1,696   31,910
    Eiffage SA........................................    799   54,873
    Electricite de France SA..........................  2,202   28,794
    Engie SA.......................................... 16,372  261,225
#*  Eramet............................................     65    1,413
*   Esso SA Francaise.................................     76    3,626
#*  Etablissements Maurel et Prom.....................  3,472   10,362
    Euler Hermes Group................................    391   33,435
    Euronext NV.......................................     19      921
    Eutelsat Communications SA........................  1,990   64,316
    Faiveley Transport SA.............................    384   38,287
    Faurecia..........................................  2,196   79,768
    Gaztransport Et Technigaz SA......................     44    1,645
    Groupe Crit.......................................    186   10,112
    Groupe Eurotunnel SE..............................  5,985   68,775
*   Groupe Fnac SA....................................     77    4,417
    Hermes International..............................     47   15,990
    Iliad SA..........................................    101   25,327
    Imerys SA.........................................    787   48,704
    Ingenico Group SA.................................    467   55,127
    IPSOS.............................................    595   12,202
    JCDecaux SA.......................................  1,302   51,268
    Kering............................................    413   69,600
    L'Oreal SA........................................    377   64,439
    Lagardere SCA.....................................  2,488   70,703
    Lectra............................................    328    4,199
    Legrand SA........................................  1,383   76,176
    LISI..............................................    390    9,555
    LVMH Moet Hennessy Louis Vuitton SE...............    841  135,272
    Mersen............................................    561    8,143
    Metropole Television SA...........................  1,252   19,960
    Natixis SA........................................  7,935   38,823
#*  Naturex...........................................    274   21,350
#   Neopost SA........................................    479   11,464
*   Nexans SA.........................................    940   35,996
    Nexity SA.........................................    653   29,555
    Orange SA......................................... 14,360  254,971
    Orange SA Sponsored ADR...........................  2,675   47,267
*   Parrot SA.........................................    411    9,209
*   Peugeot SA........................................ 10,026  149,084
*   Pierre & Vacances SA..............................    114    3,569
    Plastic Omnium SA.................................  1,743   56,912
    Publicis Groupe SA ADR............................  2,600   38,974
#   Rallye SA.........................................    796   12,183
    Renault SA........................................  1,352  114,721
    Rexel SA..........................................  3,625   42,930
    Rubis SCA.........................................    843   63,070

                                     1097

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Safran SA.........................................    921 $   59,665
    Saft Groupe SA....................................    295      7,711
    Savencia SA.......................................    112      7,099
    Schneider Electric SE(B11BPS1)....................    213     11,324
    Schneider Electric SE(4834108)....................  1,163     62,053
    SCOR SE...........................................  2,614     91,119
    SEB SA............................................    536     52,330
#*  Sequana SA........................................    436      1,496
    SES SA............................................  1,679     43,902
    Societe BIC SA....................................    279     45,440
    Societe Generale SA...............................  3,403    129,816
    Societe Television Francaise 1....................  2,017     22,684
    Sodexo SA.........................................    519     50,830
#*  SOITEC............................................  7,482      4,384
#*  Solocal Group.....................................    168      1,136
    Somfy SA..........................................     55     18,756
    Sopra Steria Group................................    182     19,702
    Stef SA...........................................    282     18,747
    STMicroelectronics NV(2430025)....................  6,800     44,336
    STMicroelectronics NV(5962332)....................  6,164     40,270
    Suez Environnement Co.............................  3,128     57,985
    Technicolor SA....................................  2,639     18,754
    Technip SA........................................    305     14,211
    Technip SA ADR....................................  1,900     22,420
    Teleperformance...................................  1,286    107,143
    Thales SA.........................................    513     39,047
#   Total SA.......................................... 16,503    733,078
#   Total SA Sponsored ADR............................  6,258    277,355
    Trigano SA........................................    655     41,361
*   UBISOFT Entertainment.............................  3,256     89,435
    Valeo SA..........................................    893    116,035
#   Vallourec SA......................................  2,505     10,990
    Veolia Environnement SA...........................  1,171     28,232
    Veolia Environnement SA ADR.......................    635     15,221
    Vicat.............................................    469     25,336
    Vilmorin & Cie SA.................................    213     15,057
    Vinci SA..........................................  3,758    254,594
#   Vivendi SA........................................  5,836    126,873
    Zodiac Aerospace..................................  1,760     36,701
                                                              ----------
TOTAL FRANCE..........................................         7,222,581
                                                              ----------
GERMANY -- (6.2%)
    Aareal Bank AG....................................  1,390     38,038
    Adidas AG.........................................  1,038    106,886
*   Aixtron SE Sponsored ADR..........................    300      1,095
    Allianz SE........................................  1,820    294,542
    Amadeus Fire AG...................................    281     20,228
    Aurubis AG........................................  1,028     41,912
    Axel Springer SE..................................    764     39,783
    BASF SE...........................................  4,646    309,671
    Bauer AG..........................................    343      5,256
    Bayerische Motoren Werke AG.......................  3,356    279,505
    BayWa AG..........................................    360     10,543

                                     1098

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Bechtle AG........................................    306 $ 27,015
    Beiersdorf AG.....................................    364   33,595
    Bertrandt AG......................................     72    7,970
    Bijou Brigitte AG.................................    112    6,790
    Bilfinger SE......................................    761   33,591
    Brenntag AG.......................................  1,227   60,206
    CANCOM SE.........................................  1,006   44,430
    Cewe Stiftung & Co. KGAA..........................    287   15,251
    Comdirect Bank AG.................................  1,445   15,876
*   Commerzbank AG....................................  6,741   54,777
    Continental AG....................................    413   86,667
    CTS Eventim AG & Co. KGaA.........................    714   26,265
    Daimler AG........................................  7,938  555,769
    Deutsche Bank AG(D18190898).......................  5,059   90,505
    Deutsche Bank AG(5750355).........................    233    4,176
    Deutsche Boerse AG................................    795   67,839
    Deutsche EuroShop AG..............................    245   10,478
*   Deutsche Lufthansa AG.............................  5,573   81,721
    Deutsche Post AG..................................  2,363   57,272
    Deutsche Telekom AG............................... 29,042  505,704
*   Deutsche Wohnen AG................................  3,509   89,331
    Deutz AG..........................................  2,362    7,689
*   Dialog Semiconductor P.L.C........................  1,528   46,746
    DMG Mori AG.......................................  1,383   55,291
    Duerr AG..........................................    272   18,418
    E.ON SE...........................................  1,106   11,333
    E.ON SE Sponsored ADR.............................  7,421   75,991
    Elmos Semiconductor AG............................    615    9,371
    ElringKlinger AG..................................    969   24,509
    Fielmann AG.......................................    278   20,976
    Fraport AG Frankfurt Airport Services Worldwide...    799   48,461
    Freenet AG........................................  2,927   91,023
    Fuchs Petrolub SE.................................    430   15,219
    GEA Group AG......................................  1,442   60,496
#   Gerry Weber International AG......................    313    4,185
    GFK SE............................................    297    9,021
    Grammer AG........................................    503   14,781
    Grenkeleasing AG..................................    247   47,530
    Hamburger Hafen und Logistik AG...................    706    9,811
    Hannover Rueck SE.................................    410   43,151
    HeidelbergCement AG...............................  1,047   77,125
#*  Heidelberger Druckmaschinen AG....................  4,410    8,754
    Henkel AG & Co. KGaA..............................    266   24,528
    Hochtief AG.......................................    510   46,842
    Hugo Boss AG......................................    428   34,087
    Indus Holding AG..................................    565   25,804
    Infineon Technologies AG..........................  9,758  130,576
    Jenoptik AG.......................................    847   11,417
    K+S AG............................................  3,195   67,544
    KION Group AG.....................................    155    7,652
#   Kloeckner & Co. SE................................  2,316   20,072
#*  Kontron AG........................................  1,112    4,007
    Krones AG.........................................    229   24,689

                                     1099

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
#   KUKA AG...........................................    521 $   40,055
    KWS Saat SE.......................................     62     17,259
    Lanxess AG........................................  1,758     72,583
    Leoni AG..........................................    751     26,223
    MAN SE............................................    252     25,463
    Metro AG..........................................  2,894     82,002
    MLP AG............................................    505      1,664
    MTU Aero Engines AG...............................    939     86,211
    Muenchener Rueckversicherungs-Gesellschaft AG.....    701    135,063
*   Nordex SE.........................................  1,346     43,626
    Norma Group SE....................................    702     35,165
    Osram Licht AG....................................  1,507     67,264
*   Patrizia Immobilien AG............................  1,286     32,879
    Pfeiffer Vacuum Technology AG.....................    303     27,917
    Puma SE...........................................    101     20,420
#   QSC AG............................................  4,809      7,778
    Rational AG.......................................     59     26,459
    Rheinmetall AG....................................    925     66,091
    RWE AG............................................  8,756    122,650
    SAF-Holland SA....................................  1,209     13,999
    Salzgitter AG.....................................    796     17,003
    SAP SE............................................    896     71,398
    SAP SE Sponsored ADR..............................    187     14,923
    Schaltbau Holding AG..............................    174      9,628
#*  SGL Carbon SE.....................................    671      6,852
    SHW AG............................................    202      4,886
    Sixt SE...........................................    798     37,052
    Software AG.......................................  1,169     39,549
#   Stroeer SE........................................    706     41,548
    Suedzucker AG.....................................  1,926     29,133
    Symrise AG........................................    746     48,377
#   TAG Immobilien AG.................................  1,284     15,116
    Takkt AG..........................................    583     10,826
*   Talanx AG.........................................    863     24,935
    Telefonica Deutschland Holding AG.................  5,114     25,366
    ThyssenKrupp AG...................................  3,084     47,652
#*  Tom Tailor Holding AG.............................    936      4,551
    United Internet AG................................  1,164     60,241
    Volkswagen AG.....................................    339     44,500
    Vonovia SE........................................    386     11,765
*   Vossloh AG........................................    324     18,575
    Wacker Chemie AG..................................    409     29,937
    Wacker Neuson SE..................................    532      7,531
*   Wincor Nixdorf AG.................................    382     19,370
    XING AG...........................................    104     19,920
                                                              ----------
TOTAL GERMANY.........................................         5,731,191
                                                              ----------
GREECE -- (0.0%)
*   T Bank SA.........................................  8,910         --
                                                              ----------
HONG KONG -- (2.4%)
    APT Satellite Holdings, Ltd....................... 19,500     14,272
#   ASM Pacific Technology, Ltd.......................  2,800     20,387

                                     1100

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- -------
HONG KONG -- (Continued)
#   Associated International Hotels, Ltd..............     6,000 $15,415
#   Bank of East Asia, Ltd. (The).....................    14,264  41,837
    BOC Hong Kong Holdings, Ltd.......................    22,500  60,044
#   Brightoil Petroleum Holdings, Ltd.................    42,000  12,485
    Cafe de Coral Holdings, Ltd.......................    10,000  27,530
    Cathay Pacific Airways, Ltd.......................    12,000  18,939
    Cheung Kong Infrastructure Holdings, Ltd..........     6,000  56,471
    Cheung Kong Property Holdings, Ltd................     5,000  27,037
*   China Billion Resources, Ltd......................   112,480      --
*   China Energy Development Holdings, Ltd............   176,000   2,403
    Chow Sang Sang Holdings International, Ltd........     5,000   7,497
#   Chow Tai Fook Jewellery Group, Ltd................     3,200   1,865
    Chuang's Consortium International, Ltd............    93,642  10,799
    CITIC Telecom International Holdings, Ltd.........     8,000   2,772
    CK Hutchison Holdings, Ltd........................     5,000  62,571
    CLP Holdings, Ltd.................................     5,000  41,872
    Dah Sing Banking Group, Ltd.......................     8,960  14,155
    Dah Sing Financial Holdings, Ltd..................     4,576  21,451
    Esprit Holdings, Ltd..............................    35,700  36,915
    Far East Consortium International, Ltd............    37,000  11,892
    FIH Mobile, Ltd...................................    55,000  19,682
    First Pacific Co., Ltd............................    55,600  38,553
#   Future Bright Holdings, Ltd.......................    30,000   2,335
    G-Resources Group, Ltd............................ 1,184,400  27,909
    Giordano International, Ltd.......................    20,000   7,996
*   Global Brands Group Holding, Ltd..................    30,000   4,568
    Guangnan Holdings, Ltd............................    40,000   4,570
    Hang Lung Group, Ltd..............................    12,000  33,153
    Hang Lung Properties, Ltd.........................    16,000  29,638
    Hang Seng Bank, Ltd...............................     3,100  51,586
    Henderson Land Development Co., Ltd...............    17,439  95,217
    Hong Kong & China Gas Co., Ltd....................    16,238  28,667
    Hong Kong Aircraft Engineering Co., Ltd...........     1,200   7,629
    Hong Kong Exchanges and Clearing, Ltd.............     2,560  56,931
    Hongkong & Shanghai Hotels (The)..................    11,096  11,148
    Hopewell Holdings, Ltd............................    14,000  42,486
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................    15,000   4,730
    Hysan Development Co., Ltd........................     8,000  31,152
    Johnson Electric Holdings, Ltd....................     9,375  27,794
    K Wah International Holdings, Ltd.................    45,000  16,082
#   Kerry Logistics Network, Ltd......................     6,500   8,997
    Kerry Properties, Ltd.............................    13,000  29,919
    Kowloon Development Co., Ltd......................    10,000   8,154
    L'Occitane International SA.......................     9,250  16,181
    Lai Sun Development Co., Ltd......................   143,000   1,778
#   Li & Fung, Ltd....................................    30,000  17,257
    Lifestyle International Holdings, Ltd.............     4,500   5,553
    Liu Chong Hing Investment, Ltd....................    12,000  13,117
#   Luk Fook Holdings International, Ltd..............     8,000  14,781
    Man Wah Holdings, Ltd.............................    32,000  34,813
#*  Midland Holdings, Ltd.............................    46,000  15,332
    MTR Corp., Ltd....................................     7,053  32,024
    New World Development Co., Ltd....................    52,385  42,815

                                     1101

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
#   Newocean Energy Holdings, Ltd.....................  42,000 $   14,179
    NWS Holdings, Ltd.................................  35,866     53,940
    Orient Overseas International, Ltd................   6,000     22,351
#   Pacific Basin Shipping, Ltd.......................  42,000      7,668
    Pacific Textiles Holdings, Ltd....................  15,000     21,986
    PCCW, Ltd.........................................  45,000     27,052
    Pico Far East Holdings, Ltd.......................  14,000      3,418
    Power Assets Holdings, Ltd........................   2,500     22,867
#   Prada SpA.........................................   2,700      8,076
#   Regal Hotels International Holdings, Ltd..........  24,600     12,504
#   SA SA International Holdings, Ltd.................  28,000      7,609
    Samsonite International SA........................  17,400     44,989
    Shangri-La Asia, Ltd..............................  33,500     31,382
    Shun Tak Holdings, Ltd............................  27,500      9,226
    Singamas Container Holdings, Ltd..................  42,000      3,912
    Sino Land Co., Ltd................................  28,800     37,150
    SmarTone Telecommunications Holdings, Ltd.........  16,500     25,553
*   SOCAM Development, Ltd............................   4,000      2,208
#   Stella International Holdings, Ltd................  10,000     23,994
    Sun Hung Kai & Co., Ltd...........................  11,619      6,786
    Sun Hung Kai Properties, Ltd......................   6,134     66,351
    Swire Pacific, Ltd. Class A.......................   1,500     14,480
    Swire Pacific, Ltd. Class B.......................   5,000      8,886
    Swire Properties, Ltd.............................  10,000     25,955
    Techtronic Industries Co., Ltd....................  21,500     82,132
    Television Broadcasts, Ltd........................   5,100     17,728
    Texwinca Holdings, Ltd............................  14,000     13,547
    Transport International Holdings, Ltd.............   4,000     10,669
#   Trinity, Ltd......................................  64,000      7,630
#   Value Partners Group, Ltd.........................  40,000     36,389
    Varitronix International, Ltd.....................  17,000     12,068
    Victory City International Holdings, Ltd..........  14,000      1,283
    Vitasoy International Holdings, Ltd...............  18,000     34,035
    VTech Holdings, Ltd...............................   2,200     22,071
    Wharf Holdings, Ltd. (The)........................  12,625     58,835
    Wheelock & Co., Ltd...............................  13,000     49,770
    Xinyi Glass Holdings, Ltd.........................  32,000     16,213
    Yue Yuen Industrial Holdings, Ltd.................  15,000     51,709
                                                               ----------
TOTAL HONG KONG.......................................          2,207,757
                                                               ----------
IRELAND -- (0.6%)
*   Bank of Ireland................................... 153,766     50,713
*   Bank of Ireland Sponsored ADR.....................     330      4,356
    CRH P.L.C.........................................   3,670     97,345
    CRH P.L.C. Sponsored ADR..........................   3,814    102,673
    FBD Holdings P.L.C................................     158      1,105
    Glanbia P.L.C.....................................   1,329     25,232
    Irish Continental Group P.L.C.....................   3,964     22,542
    Kerry Group P.L.C. Class A........................     667     54,159
    Kingspan Group P.L.C.(0492793)....................   1,183     30,401
    Kingspan Group P.L.C.(4491235)....................   2,318     59,690

                                     1102

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.........................  3,976 $ 86,266
                                                              --------
TOTAL IRELAND.........................................         534,482
                                                              --------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd....................  1,975      820
*   Airport City, Ltd.................................  1,190   10,577
*   AudioCodes, Ltd...................................    614    2,648
    Azrieli Group.....................................    825   29,116
    Bank Hapoalim BM..................................  8,228   38,218
*   Bank Leumi Le-Israel BM...........................  8,012   26,386
    Bezeq The Israeli Telecommunication Corp., Ltd.... 18,184   39,200
    Delek Automotive Systems, Ltd.....................    855    7,578
    Delek Group, Ltd..................................     45    7,763
    Delta-Galil Industries, Ltd.......................    374    9,756
    Elbit Systems, Ltd................................    328   28,066
    Electra, Ltd......................................     59    7,472
    Formula Systems 1985, Ltd.........................    173    4,404
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  4,420   16,565
    Israel Chemicals, Ltd.............................  1,084    4,369
*   Israel Discount Bank, Ltd. Class A................ 20,541   33,784
    Ituran Location and Control, Ltd..................    538    9,630
*   Jerusalem Oil Exploration.........................    300   11,400
    Matrix IT, Ltd....................................  1,222    6,946
    Melisron, Ltd.....................................    118    3,744
*   Menorah Mivtachim Holdings, Ltd...................    894    6,842
    Migdal Insurance & Financial Holding, Ltd.........  7,718    5,057
    Mizrahi Tefahot Bank, Ltd.........................  3,321   37,281
*   Naphtha Israel Petroleum Corp., Ltd...............  3,305   14,975
    NICE-Systems, Ltd. Sponsored ADR..................    363   21,972
*   Oil Refineries, Ltd...............................  7,964    3,296
    Osem Investments, Ltd.............................    565    9,454
    Paz Oil Co., Ltd..................................    198   30,765
*   Phoenix Holdings, Ltd. (The)......................  1,952    4,041
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................    280   12,184
    Shikun & Binui, Ltd...............................  5,298    8,251
*   Shufersal, Ltd....................................  4,336   13,740
    Strauss Group, Ltd................................  1,319   18,244
*   Union Bank of Israel..............................  1,193    3,645
                                                              --------
TOTAL ISRAEL..........................................         488,189
                                                              --------
ITALY -- (2.6%)
    A2A SpA........................................... 16,029   19,220
    ACEA SpA..........................................  1,354   20,125
    Ansaldo STS SpA...................................  2,050   21,910
*   Arnoldo Mondadori Editore SpA.....................  1,773    1,615
    Assicurazioni Generali SpA........................  2,591   38,903
#   Astaldi SpA.......................................  1,321    6,656
    Atlantia SpA......................................  2,073   54,318
*   Autogrill SpA.....................................  3,805   32,339
    Azimut Holding SpA................................  1,510   31,795
#*  Banca Carige SpA..................................  6,536    5,144
    Banca Generali SpA................................  1,007   27,465

                                     1103

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
ITALY -- (Continued)
    Banca IFIS SpA....................................     180 $  5,646
    Banca Mediolanum SpA..............................   2,157   14,394
*   Banca Monte dei Paschi di Siena SpA...............   5,060    3,673
    Banca Popolare dell'Emilia Romagna SC.............  10,482   62,847
#*  Banca Popolare dell'Etruria e del Lazio SC........     424       50
    Banca Popolare di Milano Scarl.................... 103,079   84,628
    Banca Popolare di Sondrio SCARL...................   9,550   36,634
*   Banco Popolare SC.................................   7,578   70,587
    Brembo SpA........................................     534   21,910
    Buzzi Unicem SpA..................................   2,089   31,657
    Cementir Holding SpA..............................   2,563   13,752
    CNH Industrial NV.................................   2,621   16,352
    Credito Emiliano SpA..............................   1,807   12,093
*   Credito Valtellinese SC...........................  26,456   24,628
    Danieli & C Officine Meccaniche SpA...............     433    8,400
    De' Longhi SpA....................................     720   17,225
    Enel Green Power SpA..............................  16,762   32,853
    Enel SpA..........................................  14,190   58,260
    Engineering SpA...................................     176   11,206
    Eni SpA...........................................  16,433  238,478
    Eni SpA Sponsored ADR.............................   2,146   62,127
    ERG SpA...........................................   1,082   13,576
*   Ferrari NV(BD6G507)...............................     342   13,560
*   Ferrari NV(N3167Y103).............................     160    6,363
#   Fiat Chrysler Automobiles NV(N31738102)...........   1,600   11,264
    Fiat Chrysler Automobiles NV(BRJFWP3).............   3,434   24,043
*   Finmeccanica SpA..................................   6,992   83,295
#*  Geox SpA..........................................     852    3,303
*   Gruppo Editoriale L'Espresso SpA..................   3,978    3,655
    Hera SpA..........................................  12,421   34,864
*   IMMSI SpA.........................................   4,196    1,561
    Industria Macchine Automatiche SpA................     246   12,026
    Interpump Group SpA...............................   1,758   22,373
    Intesa Sanpaolo SpA...............................  67,726  192,963
    Iren SpA..........................................   8,189   12,097
    Italcementi SpA...................................   2,021   22,656
    Italmobiliare SpA.................................     246    9,295
    Luxottica Group SpA...............................      27    1,688
    Luxottica Group SpA Sponsored ADR.................     355   21,847
    MARR SpA..........................................     686   13,151
    Mediaset SpA......................................  14,069   47,229
    Mediobanca SpA....................................   9,384   75,207
    Parmalat SpA......................................   3,464    9,000
#   Piaggio & C SpA...................................   2,131    4,480
    Prysmian SpA......................................   2,221   45,697
    Reply SpA.........................................     191   25,089
*   Safilo Group SpA..................................   1,177   12,736
#*  Saipem SpA........................................   2,009    1,245
#   Salvatore Ferragamo SpA...........................     861   19,474
*   Saras SpA.........................................   3,877    8,138
    Snam SpA..........................................   8,606   48,287
    Societa Cattolica di Assicurazioni SCRL...........   4,310   30,693
    Societa Iniziative Autostradali e Servizi SpA.....   1,213   11,508

                                     1104

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
ITALY -- (Continued)
*   Telecom Italia SpA................................ 88,857 $   98,896
*   Telecom Italia SpA Sponsored ADR..................  8,020     89,423
    Tenaris SA ADR....................................    331      6,898
    Terna Rete Elettrica Nazionale SpA................  8,437     45,214
#   Tod's SpA.........................................    194     15,353
    UniCredit SpA..................................... 17,348     67,064
    Unione di Banche Italiane SpA..................... 15,735     73,733
    Unipol Gruppo Finanziario SpA.....................  6,471     26,514
    UnipolSai SpA..................................... 19,389     41,199
    Vittoria Assicurazioni SpA........................    877      8,712
*   Yoox Net-A-Porter Group SpA.......................    729     25,083
                                                              ----------
TOTAL ITALY...........................................         2,427,342
                                                              ----------
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)...............................  7,000     32,493
    ABC-Mart, Inc.....................................    100      5,443
    Accordia Golf Co., Ltd............................  2,400     22,206
    Adastria Co., Ltd.................................    300     18,038
    ADEKA Corp........................................  2,100     28,612
#   Aderans Co., Ltd..................................    200      1,002
#   Advantest Corp....................................  2,200     20,473
#   Aeon Co., Ltd..................................... 13,710    182,969
    Aeon Delight Co., Ltd.............................    600     19,783
    Ahresty Corp......................................    800      4,971
    Ai Holdings Corp..................................  1,200     29,313
    Aica Kogyo Co., Ltd...............................  1,000     19,071
    Aichi Bank, Ltd. (The)............................    200      9,592
    Aichi Steel Corp..................................  4,000     15,465
    Aida Engineering, Ltd.............................    500      4,556
    Aisan Industry Co., Ltd...........................  1,300     12,392
    Aisin Seiki Co., Ltd..............................  2,000     84,925
#   Akebono Brake Industry Co., Ltd...................  6,000     12,337
    Akita Bank, Ltd. (The)............................  5,000     14,821
#   Alpen Co., Ltd....................................    700     11,380
    Alpine Electronics, Inc...........................  1,300     14,816
    Alps Electric Co., Ltd............................  1,300     25,774
    Amada Holdings Co., Ltd...........................  1,000      9,445
    Amano Corp........................................  1,700     22,428
    ANA Holdings, Inc.................................  3,000      8,805
    Anritsu Corp......................................  2,900     17,970
    AOKI Holdings, Inc................................  1,200     14,926
    Aomori Bank, Ltd. (The)...........................  2,000      5,929
    Aoyama Trading Co., Ltd...........................  1,200     47,767
    Aozora Bank, Ltd..................................  4,000     13,398
    Arakawa Chemical Industries, Ltd..................    900      8,472
    Arcland Sakamoto Co., Ltd.........................    200      4,224
    Arcs Co., Ltd.....................................    800     16,209
    Asahi Diamond Industrial Co., Ltd.................  1,000      9,912
    Asahi Glass Co., Ltd..............................  9,000     54,875
    Asahi Holdings, Inc...............................    300      4,364
    Asahi Kasei Corp.................................. 15,000     97,461
    Asatsu-DK, Inc....................................    700     15,222
    Asics Corp........................................  1,000     18,565

                                     1105

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Autobacs Seven Co., Ltd...........................    900 $ 15,736
    Avex Group Holdings, Inc..........................  1,200   13,518
    Awa Bank, Ltd. (The)..............................  5,000   27,567
    Axial Retailing, Inc..............................    100    3,217
    Azbil Corp........................................  1,400   32,478
    Bank of Iwate, Ltd. (The).........................    400   15,627
    Bank of Kyoto, Ltd. (The).........................  5,000   38,787
#   Bank of Nagoya, Ltd. (The)........................  4,000   13,862
    Bank of Okinawa, Ltd. (The).......................    600   21,453
    Bank of Saga, Ltd. (The)..........................  1,000    2,069
    Bank of the Ryukyus, Ltd..........................  1,400   18,052
    Bank of Yokohama, Ltd. (The)...................... 10,000   53,337
    Benesse Holdings, Inc.............................    700   19,575
    Best Denki Co., Ltd...............................  8,100    8,712
    Bic Camera, Inc...................................  3,100   27,892
    Bridgestone Corp..................................  2,800  102,010
    Broadleaf Co., Ltd................................    700    6,475
    Brother Industries, Ltd...........................  2,800   28,296
    C Uyemura & Co., Ltd..............................    200    7,927
    Calbee, Inc.......................................    400   16,623
    Calsonic Kansei Corp..............................  6,000   52,701
    Canon Electronics, Inc............................    600    8,719
    Canon Marketing Japan, Inc........................  1,200   21,674
#   Canon, Inc........................................    194    5,421
    Canon, Inc. Sponsored ADR.........................  2,596   72,714
    Capcom Co., Ltd...................................  1,200   26,594
    Casio Computer Co., Ltd...........................  3,200   62,090
    Central Glass Co., Ltd............................  4,000   21,472
    Central Japan Railway Co..........................    300   55,684
    Century Tokyo Leasing Corp........................  1,300   48,136
    Chiba Bank, Ltd. (The)............................  3,000   18,557
    Chiba Kogyo Bank, Ltd. (The)......................  1,500    7,510
    Chiyoda Co., Ltd..................................    700   19,484
    Chubu Electric Power Co., Inc.....................  1,800   23,118
#   Chuetsu Pulp & Paper Co., Ltd.....................  6,000    9,782
    Chugoku Bank, Ltd. (The)..........................  3,300   39,284
    Chugoku Electric Power Co., Inc. (The)............  1,200   15,999
    Chugoku Marine Paints, Ltd........................  2,000   13,929
    Chukyo Bank, Ltd. (The)...........................  7,000   12,600
#   Ci:z Holdings Co., Ltd............................  1,000   16,924
    Citizen Holdings Co., Ltd.........................  2,500   15,254
    CKD Corp..........................................  2,200   20,617
#   CMK Corp..........................................  2,100    5,591
    Coca-Cola East Japan Co., Ltd.....................  1,527   24,641
    Coca-Cola West Co., Ltd...........................  1,500   33,094
    Colowide Co., Ltd.................................    700    9,789
    COMSYS Holdings Corp..............................  1,600   23,354
*   Cosmo Energy Holdings Co., Ltd....................  1,500   16,539
    Dai Nippon Printing Co., Ltd......................  4,000   37,423
    Dai-ichi Life Insurance Co., Ltd. (The)...........  4,300   59,434
    Daibiru Corp......................................  1,500   12,060
    Daicel Corp.......................................  3,100   45,604
    Daido Steel Co., Ltd..............................  7,000   29,102

                                     1106

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Daifuku Co., Ltd..................................  2,000 $33,395
#   Daihatsu Motor Co., Ltd...........................  2,100  32,784
    Daihen Corp.......................................  3,000  15,814
    Daiichikosho Co., Ltd.............................    400  16,124
    Daikin Industries, Ltd............................    700  47,296
    Daikyo, Inc.......................................  5,000   8,078
#   Daio Paper Corp...................................  3,000  26,736
    Daisan Bank, Ltd. (The)...........................  7,000   9,561
    Daiseki Co., Ltd..................................    200   3,103
#   Daishi Bank, Ltd. (The)...........................  8,000  30,424
    Daito Trust Construction Co., Ltd.................    300  38,141
    Daiwa House Industry Co., Ltd.....................  3,000  84,699
    Daiwa Securities Group, Inc.......................  6,000  37,493
    Daiwabo Holdings Co., Ltd.........................  8,000  14,993
    DCM Holdings Co., Ltd.............................  1,800  13,002
    Dena Co., Ltd.....................................  2,900  41,972
    Denka Co., Ltd.................................... 11,000  48,750
    Denso Corp........................................  1,100  47,441
    Dentsu, Inc.......................................    800  42,517
    DIC Corp.......................................... 14,000  36,077
    Disco Corp........................................    400  38,047
    DMG Mori Co., Ltd.................................  1,100  10,688
    Don Quijote Holdings Co., Ltd.....................    600  20,319
    Doutor Nichires Holdings Co., Ltd.................    400   6,094
    Dowa Holdings Co., Ltd............................  2,000  13,564
    DTS Corp..........................................    900  18,708
#   Dunlop Sports Co., Ltd............................  1,100   7,427
    Eagle Industry Co., Ltd...........................  1,300  22,020
    East Japan Railway Co.............................    600  55,151
    Ebara Corp........................................  5,000  22,147
#   EDION Corp........................................  1,800  13,507
#   Ehime Bank, Ltd. (The)............................  6,000  12,150
    Eighteenth Bank, Ltd. (The).......................  4,000  10,795
    Eizo Corp.........................................    500  11,921
    Electric Power Development Co., Ltd...............    600  20,243
    Enplas Corp.......................................    500  17,533
    Exedy Corp........................................  1,000  23,360
    FamilyMart Co., Ltd...............................    600  28,078
    FANUC Corp........................................    300  40,167
    Fast Retailing Co., Ltd...........................    100  32,335
    FCC Co., Ltd......................................  1,000  22,190
*   Felissimo Corp....................................    400   3,330
    FIDEA Holdings Co., Ltd...........................  5,200  10,429
    Foster Electric Co., Ltd..........................    500  10,815
    FP Corp...........................................    500  18,238
    France Bed Holdings Co., Ltd......................  1,200   9,585
#   Fudo Tetra Corp...................................  9,100   9,979
    Fuji Electric Co., Ltd............................  9,000  31,288
    Fuji Heavy Industries, Ltd........................  1,000  40,923
    Fuji Kyuko Co., Ltd...............................  1,000  10,273
    Fuji Oil Co., Ltd.................................  2,200   5,392
    Fuji Oil Holdings, Inc............................  1,100  18,019
    Fuji Seal International, Inc......................    400  12,087

                                     1107

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Fuji Soft, Inc....................................    600 $ 13,515
    Fujibo Holdings, Inc..............................  5,000    8,533
    FUJIFILM Holdings Corp............................  1,300   50,229
    Fujikura, Ltd.....................................  7,000   34,289
    Fujimori Kogyo Co., Ltd...........................    300    7,207
    Fujitec Co., Ltd..................................  1,400   13,202
    Fujitsu General, Ltd..............................  1,000   13,447
    Fujitsu, Ltd...................................... 19,000   79,342
    Fukui Bank, Ltd. (The)............................  7,000   13,118
    Fukuoka Financial Group, Inc......................  3,000   12,732
#   Fukuyama Transporting Co., Ltd....................  5,000   24,623
    Furukawa Electric Co., Ltd........................ 18,000   37,035
#   Futaba Industrial Co., Ltd........................    900    3,735
    Geo Holdings Corp.................................    900   13,909
    Glory, Ltd........................................  1,000   31,979
    GMO internet, Inc.................................  2,700   33,455
    Godo Steel, Ltd...................................  6,000   11,340
    Goldcrest Co., Ltd................................  1,200   20,183
    Gree, Inc.........................................  2,900   12,787
    GS Yuasa Corp.....................................  9,000   31,464
#   Gulliver International Co., Ltd...................  1,200   13,067
#*  GungHo Online Entertainment, Inc..................  3,500    9,306
    Gunma Bank, Ltd. (The)............................  9,000   49,833
    Gunze, Ltd........................................  5,000   14,065
    Gurunavi, Inc.....................................    700   14,120
    H2O Retailing Corp................................  2,945   50,201
    Hachijuni Bank, Ltd. (The)........................  7,000   39,143
    Hakuhodo DY Holdings, Inc.........................  2,200   23,445
    Hankyu Hanshin Holdings, Inc...................... 12,000   74,863
    Hanwa Co., Ltd....................................  4,000   16,794
    Haseko Corp.......................................  2,200   23,042
    Hazama Ando Corp..................................  4,200   20,468
    Heiwa Corp........................................    800   15,582
    Heiwa Real Estate Co., Ltd........................  1,300   13,465
    Heiwado Co., Ltd..................................  1,200   24,587
    Higashi-Nippon Bank, Ltd. (The)...................  6,000   17,087
    Hikari Tsushin, Inc...............................    200   13,202
    Hino Motors, Ltd..................................  1,000   11,348
    Hiroshima Bank, Ltd. (The)........................ 11,000   55,070
    Hitachi Capital Corp..............................  1,300   32,034
    Hitachi Chemical Co., Ltd.........................  1,300   22,855
#   Hitachi Construction Machinery Co., Ltd...........  1,500   21,873
    Hitachi High-Technologies Corp....................    400   11,350
    Hitachi Koki Co., Ltd.............................    600    3,802
    Hitachi Kokusai Electric, Inc.....................  2,000   24,081
    Hitachi Metals, Ltd...............................  2,000   22,503
    Hitachi Transport System, Ltd.....................  1,100   17,924
    Hitachi Zosen Corp................................  3,800   19,347
    Hitachi, Ltd...................................... 41,000  202,623
*   Hokkaido Electric Power Co., Inc..................  1,600   14,908
    Hokkan Holdings, Ltd..............................  5,000   12,627
    Hokkoku Bank, Ltd. (The)..........................  7,000   19,624
    Hokuetsu Bank, Ltd. (The).........................  4,000    7,869

                                     1108

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Hokuetsu Industries Co., Ltd......................    200 $  1,272
    Hokuetsu Kishu Paper Co., Ltd.....................  3,600   21,844
    Hokuhoku Financial Group, Inc..................... 25,000   46,373
    Hokuriku Electric Power Co........................  1,800   25,473
    Hokuto Corp.......................................  1,400   26,839
    Honda Motor Co., Ltd..............................  9,900  268,359
    Honda Motor Co., Ltd. Sponsored ADR...............  3,554   96,029
#   House Foods Group, Inc............................  1,900   37,731
    Hyakugo Bank, Ltd. (The)..........................  4,000   16,873
#   Hyakujushi Bank, Ltd. (The).......................  4,000   12,941
#   Ibiden Co., Ltd...................................  2,800   39,442
    Ichiyoshi Securities Co., Ltd.....................  2,000   18,613
    Idec Corp.........................................  1,300   11,766
    Idemitsu Kosan Co., Ltd...........................  2,500   37,497
    IHI Corp..........................................  7,000   14,958
    Iida Group Holdings Co., Ltd......................  1,624   28,951
    Iino Kaiun Kaisha, Ltd............................  2,500    9,243
    Inaba Denki Sangyo Co., Ltd.......................    600   18,714
    Inabata & Co., Ltd................................    300    2,880
    Inageya Co., Ltd..................................  2,000   20,992
    Internet Initiative Japan, Inc....................    700   13,241
#   Iseki & Co., Ltd..................................  5,000    6,845
    Isetan Mitsukoshi Holdings, Ltd...................  4,340   55,113
*   Ishihara Sangyo Kaisha, Ltd....................... 13,000    9,809
    Isuzu Motors, Ltd.................................  2,000   20,266
    IT Holdings Corp..................................  1,200   26,480
    Ito En, Ltd.......................................  1,000   26,960
    ITOCHU Corp.......................................  5,300   62,290
    Itochu Enex Co., Ltd..............................  1,800   13,789
    Itochu Techno-Solutions Corp......................    800   12,991
    Itoham Foods, Inc.................................  5,000   28,734
    IwaiCosmo Holdings, Inc...........................    900    9,708
    Iwatani Corp......................................  7,000   36,026
    Iyo Bank, Ltd. (The)..............................  4,300   36,451
    J Front Retailing Co., Ltd........................  3,400   46,894
    J-Oil Mills, Inc..................................  3,000    8,640
    Japan Aviation Electronics Industry, Ltd..........  1,000   10,122
    Japan Exchange Group, Inc.........................  3,000   42,651
    Japan Pulp & Paper Co., Ltd.......................  5,000   13,809
    Japan Steel Works, Ltd. (The).....................  8,000   25,540
    Japan Wool Textile Co., Ltd. (The)................  2,000   14,012
#   JFE Holdings, Inc.................................  2,000   27,112
    JGC Corp..........................................  2,000   31,726
#   Jin Co., Ltd......................................    500   21,475
    Joshin Denki Co., Ltd.............................  1,000    8,045
    Joyo Bank, Ltd. (The).............................  6,000   24,367
    JSR Corp..........................................  2,100   30,497
    JTEKT Corp........................................  3,200   51,630
    Juroku Bank, Ltd. (The)...........................  6,000   21,530
#   JVC Kenwood Corp..................................  1,500    3,516
    JX Holdings, Inc.................................. 16,790   64,121
    K's Holdings Corp.................................    700   23,843
*   Kadokawa Dwango...................................    934   13,838

                                     1109

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kaga Electronics Co., Ltd.........................  1,200 $ 15,017
    Kajima Corp.......................................  6,000   33,940
    Kakaku.com, Inc...................................  1,200   23,281
    Kameda Seika Co., Ltd.............................    300   12,494
    Kamigumi Co., Ltd.................................  4,000   36,048
    Kanamoto Co., Ltd.................................    600   14,682
    Kandenko Co., Ltd.................................  4,000   24,378
    Kaneka Corp.......................................  8,000   76,562
    Kanematsu Corp.................................... 12,000   19,115
*   Kansai Electric Power Co., Inc. (The).............  3,300   35,873
    Kansai Paint Co., Ltd.............................  1,000   13,971
    Kao Corp..........................................  1,000   53,665
    Kato Sangyo Co., Ltd..............................    700   17,381
    Kato Works Co., Ltd...............................  2,000    7,480
    Kawasaki Heavy Industries, Ltd....................  5,000   15,482
    Kawasaki Kisen Kaisha, Ltd........................ 14,000   25,133
    KDDI Corp.........................................  6,900  174,726
    Keihan Electric Railway Co., Ltd..................  8,000   50,179
    Keihin Corp.......................................  1,100   17,324
    Keikyu Corp.......................................  3,000   24,862
    Keio Corp.........................................  3,000   26,662
    Keisei Electric Railway Co., Ltd..................  2,000   26,588
    Keiyo Bank, Ltd. (The)............................  6,000   26,008
    Kewpie Corp.......................................  2,200   48,127
    KEY Coffee, Inc...................................    300    4,825
    Kintetsu Group Holdings Co., Ltd..................  7,000   28,865
    Kintetsu World Express, Inc.......................    600    9,823
    Kitz Corp.........................................  3,000   13,426
    Kiyo Bank, Ltd. (The).............................  1,500   19,328
#   Koa Corp..........................................  1,400   10,891
    Kobe Steel, Ltd................................... 58,000   56,362
    Kohnan Shoji Co., Ltd.............................  1,300   18,709
    Koito Manufacturing Co., Ltd......................  1,000   46,333
    Kokuyo Co., Ltd...................................  2,300   24,686
    Komatsu, Ltd......................................  5,100   76,254
    Komeri Co., Ltd...................................    500    9,929
    Konami Holdings Corp..............................  1,400   32,419
    Konica Minolta, Inc...............................  7,300   61,532
#   Konishi Co., Ltd..................................    600   12,102
    Konoike Transport Co., Ltd........................  1,300   16,180
    Kose Corp.........................................    200   18,590
    Kubota Corp. Sponsored ADR........................    500   36,800
    Kurabo Industries, Ltd............................  8,000   13,665
    Kuraray Co., Ltd..................................  2,000   24,124
    Kureha Corp.......................................  5,000   17,665
#   Kurimoto, Ltd.....................................  1,000    1,794
    Kurita Water Industries, Ltd......................  2,100   44,665
    Kuroda Electric Co., Ltd..........................  1,300   21,006
    KYB Corp..........................................  4,000   11,536
    Kyocera Corp. Sponsored ADR.......................  1,196   47,780
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  1,100   10,856
#   Kyokuto Securities Co., Ltd.......................    700    8,026
    Kyoritsu Maintenance Co., Ltd.....................    240   18,082

                                     1110

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kyowa Exeo Corp...................................  2,000 $ 20,584
*   Kyushu Electric Power Co., Inc....................  1,800   19,452
*   Kyushu Financial Group, Inc.......................  6,330   39,484
    Lasertec Corp.....................................    800    7,626
    Lawson, Inc.......................................    300   23,687
*   Leopalace21 Corp..................................  4,000   22,154
    Life Corp.........................................    200    4,421
    Lintec Corp.......................................  1,100   22,310
    Lion Corp.........................................  4,000   37,181
    LIXIL Group Corp..................................  1,700   35,879
    Maeda Corp........................................  1,000    6,178
    Maeda Road Construction Co., Ltd..................  2,000   31,281
    Makino Milling Machine Co., Ltd...................  2,000   13,158
    Makita Corp.......................................    500   28,143
    Marubeni Corp..................................... 13,200   63,134
    Maruha Nichiro Corp...............................  1,200   22,832
    Marui Group Co., Ltd..............................  4,900   77,741
    Marusan Securities Co., Ltd.......................  2,100   21,291
    Max Co., Ltd......................................  1,000   10,029
    Mazda Motor Corp..................................  1,799   32,738
    Megmilk Snow Brand Co., Ltd.......................  1,400   36,554
    Meidensha Corp....................................  3,000   11,633
    Meitec Corp.......................................    400   13,483
    Michinoku Bank, Ltd. (The)........................  2,000    3,286
#   Micronics Japan Co., Ltd..........................    800    7,524
    Milbon Co., Ltd...................................    300   10,895
    Mimasu Semiconductor Industry Co., Ltd............    500    4,351
    Minebea Co., Ltd..................................  1,000    7,837
#   Ministop Co., Ltd.................................    800   14,176
    Mirait Holdings Corp..............................  2,000   15,580
#   Misawa Homes Co., Ltd.............................  1,200    8,319
    MISUMI Group, Inc.................................  3,600   44,025
    Mito Securities Co., Ltd..........................  3,000   10,177
    Mitsuba Corp......................................  1,900   26,354
    Mitsubishi Corp...................................  4,800   76,944
    Mitsubishi Electric Corp..........................  7,000   64,968
    Mitsubishi Estate Co., Ltd........................  2,000   39,593
    Mitsubishi Gas Chemical Co., Inc..................  6,000   28,678
    Mitsubishi Heavy Industries, Ltd.................. 22,598   88,815
    Mitsubishi Logistics Corp.........................  3,000   41,136
    Mitsubishi Materials Corp......................... 15,000   46,269
    Mitsubishi Motors Corp............................  3,700   29,880
    Mitsubishi Nichiyu Forklift Co., Ltd..............  2,000    7,970
*   Mitsubishi Paper Mills, Ltd....................... 10,000    6,904
    Mitsubishi Pencil Co., Ltd........................    600   27,606
    Mitsubishi Shokuhin Co., Ltd......................    400    9,427
    Mitsubishi Steel Manufacturing Co., Ltd...........  2,000    3,517
    Mitsubishi UFJ Financial Group, Inc............... 61,870  317,263
    Mitsuboshi Belting, Ltd...........................  2,000   14,780
    Mitsui & Co., Ltd.................................  5,500   62,517
    Mitsui Chemicals, Inc............................. 18,000   78,799
    Mitsui Engineering & Shipbuilding Co., Ltd........ 18,000   25,078
    Mitsui Fudosan Co., Ltd...........................  2,000   47,082

                                     1111

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Mitsui High-Tec, Inc..............................   2,000 $ 10,236
    Mitsui Mining & Smelting Co., Ltd.................  14,000   22,190
    Mitsui OSK Lines, Ltd.............................  11,000   21,796
    Mitsui Sugar Co., Ltd.............................   3,000   13,724
    Mitsui-Soko Holdings Co., Ltd.....................   2,000    5,487
    Miyazaki Bank, Ltd. (The).........................   5,000   13,889
    Mizuho Financial Group, Inc....................... 146,100  252,785
    Mizuno Corp.......................................   4,000   19,211
    Monex Group, Inc..................................   6,900   17,510
    Morinaga & Co., Ltd...............................   6,000   33,049
    Morinaga Milk Industry Co., Ltd...................   4,000   18,252
    Morita Holdings Corp..............................   1,000   10,141
    MS&AD Insurance Group Holdings, Inc...............   2,764   75,073
    Murata Manufacturing Co., Ltd.....................     400   46,267
    Musashi Seimitsu Industry Co., Ltd................     900   18,124
    Musashino Bank, Ltd. (The)........................     600   18,976
    Nabtesco Corp.....................................   1,200   20,763
    Nachi-Fujikoshi Corp..............................   6,000   23,031
    Nagase & Co., Ltd.................................   3,400   40,725
    Nagoya Railroad Co., Ltd..........................   3,000   13,682
    Nankai Electric Railway Co., Ltd..................   7,000   41,319
    Nanto Bank, Ltd. (The)............................   5,000   14,536
    NEC Corp..........................................  49,000  129,778
    NEC Networks & System Integration Corp............     600    9,929
    NET One Systems Co., Ltd..........................   1,400    7,879
    Neturen Co., Ltd..................................   1,500   11,263
    Nexon Co., Ltd....................................   2,200   35,709
    NGK Spark Plug Co., Ltd...........................     800   18,901
    NH Foods, Ltd.....................................   2,000   38,809
    NHK Spring Co., Ltd...............................   2,000   19,711
    Nichias Corp......................................   3,000   18,388
    Nichicon Corp.....................................   2,400   16,461
    Nichiha Corp......................................     900   13,017
    Nichirei Corp.....................................   6,000   44,685
    Nidec Corp........................................     200   13,646
    Nifco, Inc........................................     900   43,631
    NIFTY Corp........................................     500    4,615
#   Nihon Dempa Kogyo Co., Ltd........................     400    2,422
    Nihon M&A Center, Inc.............................   1,000   47,348
#   Nihon Nohyaku Co., Ltd............................   1,000    6,123
    Nihon Parkerizing Co., Ltd........................   2,000   18,974
#   Nihon Unisys, Ltd.................................   1,200   12,803
    Nikkon Holdings Co., Ltd..........................   1,700   30,695
#   Nikon Corp........................................   3,000   44,134
    Nippo Corp........................................   1,000   14,854
    Nippon Beet Sugar Manufacturing Co., Ltd..........   9,000   15,023
#   Nippon Chemi-Con Corp.............................   3,000    4,651
#   Nippon Concrete Industries Co., Ltd...............   1,100    3,002
*   Nippon Denko Co., Ltd.............................   4,000    6,452
    Nippon Densetsu Kogyo Co., Ltd....................   2,000   38,876
    Nippon Electric Glass Co., Ltd....................   8,000   41,405
    Nippon Express Co., Ltd...........................   9,000   42,158
    Nippon Flour Mills Co., Ltd.......................   3,000   21,839

                                     1112

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd........................................  1,100 $ 24,546
    Nippon Koei Co., Ltd.......................................  1,000    3,542
    Nippon Light Metal Holdings Co., Ltd....................... 10,000   17,316
#   Nippon Paper Industries Co., Ltd...........................  2,300   36,948
    Nippon Pillar Packing Co., Ltd.............................    300    2,319
    Nippon Road Co., Ltd. (The)................................  2,000    9,330
*   Nippon Sheet Glass Co., Ltd................................ 20,000   14,751
    Nippon Shokubai Co., Ltd...................................    400   26,146
    Nippon Signal Co., Ltd.....................................  1,500   14,403
    Nippon Soda Co., Ltd.......................................  5,000   26,936
    Nippon Steel & Sumitomo Metal Corp.........................  5,867  105,162
    Nippon Suisan Kaisha, Ltd..................................  5,500   28,763
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........  2,000   13,951
    Nippon Telegraph & Telephone Corp..........................  1,000   42,573
    Nippon Telegraph & Telephone Corp. ADR.....................    777   33,225
    Nippon Thompson Co., Ltd...................................  3,000   12,018
    Nippon Valqua Industries, Ltd..............................  4,000    9,799
*   Nippon Yakin Kogyo Co., Ltd................................  2,500    2,577
    Nippon Yusen K.K........................................... 17,000   36,471
    Nishi-Nippon City Bank, Ltd. (The)......................... 15,000   33,637
    Nishi-Nippon Railroad Co., Ltd.............................  6,000   37,517
    Nishimatsu Construction Co., Ltd...........................  7,000   25,340
    Nissan Chemical Industries, Ltd............................  1,400   32,412
    Nissan Motor Co., Ltd...................................... 24,200  240,686
    Nissan Shatai Co., Ltd.....................................  1,500   14,577
#   Nissha Printing Co., Ltd...................................    600   10,826
    Nisshin Oillio Group, Ltd. (The)...........................  5,000   20,900
    Nisshin Seifun Group, Inc..................................  2,255   36,505
    Nisshin Steel Co., Ltd.....................................  2,100   19,974
    Nisshinbo Holdings, Inc....................................  2,000   20,137
    Nissin Electric Co., Ltd...................................    900    8,114
    Nissin Kogyo Co., Ltd......................................  1,000   13,988
    Nitta Corp.................................................    500   12,733
    Nittetsu Mining Co., Ltd...................................  3,000   11,595
    Nitto Denko Corp...........................................    900   51,754
    Nitto Kogyo Corp...........................................  1,000   16,560
    NOF Corp...................................................  3,000   21,320
    Nojima Corp................................................    100    1,202
    NOK Corp...................................................    700   14,553
    Nomura Holdings, Inc....................................... 10,800   58,611
    Nomura Holdings, Inc. Sponsored ADR........................  3,400   18,394
    Nomura Real Estate Holdings, Inc...........................  1,800   31,610
    Nomura Research Institute, Ltd.............................    660   23,950
    Noritake Co., Ltd..........................................  5,000   10,733
    Noritz Corp................................................    700   10,836
    North Pacific Bank, Ltd....................................  8,000   24,560
    NS Solutions Corp..........................................    800   18,137
    NSK, Ltd...................................................  2,900   30,053
    NTN Corp................................................... 12,000   45,660
    NTT Data Corp..............................................    900   43,366
    NTT DOCOMO, Inc............................................ 11,100  246,178
    NTT Urban Development Corp.................................  2,100   20,617
    Obara Group, Inc...........................................    100    3,457

                                     1113

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Obayashi Corp.....................................  4,000 $ 36,086
    Obic Co., Ltd.....................................    800   41,440
    Odakyu Electric Railway Co., Ltd..................  2,000   21,273
    Ogaki Kyoritsu Bank, Ltd. (The)................... 10,000   35,041
    Ohsho Food Service Corp...........................    400   13,860
    Oiles Corp........................................  1,440   21,344
    Oita Bank, Ltd. (The).............................  4,000   13,854
    Oji Holdings Corp.................................  6,000   24,231
    Okabe Co., Ltd....................................  1,100    7,955
#   Okamura Corp......................................  2,000   18,177
    Oki Electric Industry Co., Ltd.................... 15,000   16,727
    Okinawa Electric Power Co., Inc. (The)............    600   14,641
#   OKUMA Corp........................................  3,000   22,843
    Okumura Corp......................................  4,000   21,043
    Omron Corp........................................    900   23,391
    Onward Holdings Co., Ltd..........................  4,000   25,080
    Oracle Corp. Japan................................    600   27,249
    Oriental Land Co., Ltd............................    400   25,542
    Osaka Gas Co., Ltd................................  8,000   30,343
#   OSG Corp..........................................    700   11,634
    Pacific Industrial Co., Ltd.......................    600    6,159
#*  Pacific Metals Co., Ltd...........................  6,000   14,772
    Pal Co., Ltd......................................    200    4,144
    PanaHome Corp.....................................  2,000   14,569
    Panasonic Corp....................................  9,000   84,511
    Parco Co., Ltd....................................    300    2,545
    Park24 Co., Ltd...................................    600   16,715
    Penta-Ocean Construction Co., Ltd.................  7,000   28,036
    Pigeon Corp.......................................  1,800   38,651
    Pilot Corp........................................    800   30,293
    Piolax, Inc.......................................    300   15,600
#*  Pioneer Corp......................................  2,500    5,843
    Plenus Co., Ltd...................................    900   13,894
    Pola Orbis Holdings, Inc..........................    300   20,628
    Press Kogyo Co., Ltd..............................  4,000   16,258
    Pressance Corp....................................    300    9,743
    Prima Meat Packers, Ltd...........................  5,000   13,439
    Raito Kogyo Co., Ltd..............................  2,500   21,866
*   Rakuten, Inc......................................  2,100   21,703
    Relo Holdings, Inc................................    400   47,894
    Rengo Co., Ltd....................................  4,000   17,171
#*  Renown, Inc.......................................  2,700    2,483
    Resona Holdings, Inc.............................. 15,200   69,901
    Resorttrust, Inc..................................    900   22,675
    Ricoh Co., Ltd.................................... 12,100  116,989
    Ricoh Leasing Co., Ltd............................    500   15,604
    Riken Corp........................................  4,000   13,601
    Riso Kagaku Corp..................................  1,200   16,578
    Rock Field Co., Ltd...............................    600   15,425
    Roland DG Corp....................................    400    7,934
    Round One Corp....................................    900    4,398
    Ryosan Co., Ltd...................................  1,000   27,085
    Saibu Gas Co., Ltd................................  6,000   13,224

                                     1114

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Saizeriya Co., Ltd................................  1,200 $ 25,272
    Sakai Chemical Industry Co., Ltd..................  3,000    9,272
    Sakata Seed Corp..................................  1,200   29,307
    San-A Co., Ltd....................................    100    4,615
    San-Ai Oil Co., Ltd...............................  2,000   15,509
    San-In Godo Bank, Ltd. (The)......................  3,000   21,661
#   Sanden Holdings Corp..............................  4,000   10,940
    Sangetsu Co., Ltd.................................  1,000   17,161
    Sankyo Co., Ltd...................................    400   15,298
    Sankyo Tateyama, Inc..............................    900   10,803
    Sankyu, Inc.......................................  4,000   19,700
#   Sanrio Co., Ltd...................................    500   11,578
    Sanshin Electronics Co., Ltd......................  1,500   14,519
    Sanwa Holdings Corp...............................  4,000   28,358
    Sanyo Chemical Industries, Ltd....................  2,000   15,528
    Sanyo Electric Railway Co., Ltd...................  3,000   11,526
#   Sanyo Shokai, Ltd.................................  5,000   12,630
    Sanyo Special Steel Co., Ltd......................  3,000   14,600
    Sawada Holdings Co., Ltd..........................  1,400   13,358
    SBI Holdings, Inc.................................  4,470   44,710
#   Scroll Corp.......................................  2,100    7,294
    SCSK Corp.........................................  1,000   43,941
    Sega Sammy Holdings, Inc..........................  2,000   18,847
    Seiko Epson Corp..................................    600    8,414
    Seiko Holdings Corp...............................  6,000   28,538
    Seino Holdings Co., Ltd...........................  4,000   43,573
    Seiren Co., Ltd...................................    400    4,165
    Sekisui Chemical Co., Ltd.........................  4,000   48,888
    Sekisui House, Ltd................................  2,700   42,501
#   Senko Co., Ltd....................................  5,000   32,049
    Senshu Ikeda Holdings, Inc........................  3,000   12,264
#   Senshukai Co., Ltd................................  1,200    7,530
    Seria Co., Ltd....................................    400   19,349
    Seven & I Holdings Co., Ltd.......................  2,600  115,966
    Seven Bank, Ltd...................................  5,200   22,147
#*  Sharp Corp........................................ 24,000   27,811
    Shiga Bank, Ltd. (The)............................  7,000   31,256
    Shikoku Bank, Ltd. (The)..........................  5,000   10,301
    Shikoku Electric Power Co., Inc...................  1,900   27,606
#   Shima Seiki Manufacturing, Ltd....................    400    6,197
    Shimachu Co., Ltd.................................  1,000   22,702
    Shimamura Co., Ltd................................    300   33,558
    Shimano, Inc......................................    300   47,857
    Shimizu Corp......................................  4,000   31,010
    Shin-Etsu Chemical Co., Ltd.......................  1,000   51,076
    Shindengen Electric Manufacturing Co., Ltd........  3,000   10,824
#   Shinko Electric Industries Co., Ltd...............  2,300   14,079
    Shinko Plantech Co., Ltd..........................  1,300   10,215
    Shinko Shoji Co., Ltd.............................    900    9,152
    Shinmaywa Industries, Ltd.........................  4,000   32,310
    Shiseido Co., Ltd.................................  2,500   47,191
    Shizuoka Bank, Ltd. (The).........................  4,000   34,919
    Shizuoka Gas Co., Ltd.............................  2,100   13,839

                                     1115

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#*  Shoko Co., Ltd....................................  5,000 $  3,291
    Showa Corp........................................    800    7,048
    Showa Denko KK.................................... 38,000   41,639
    Showa Shell Sekiyu K.K............................  4,800   39,176
    Sintokogio, Ltd...................................  1,500   11,282
    SKY Perfect JSAT Holdings, Inc....................  3,500   19,860
    SMC Corp..........................................    100   22,648
    SMK Corp..........................................  3,000   14,775
    Sodick Co., Ltd...................................  1,500    9,859
    SoftBank Group Corp...............................  2,761  121,582
    Sojitz Corp....................................... 27,200   58,750
    Sompo Japan Nipponkoa Holdings, Inc...............    500   14,828
#   Sony Corp.........................................  3,300   76,591
    Sony Corp. Sponsored ADR..........................  2,210   52,775
    Sony Financial Holdings, Inc......................  1,400   23,166
    Sotetsu Holdings, Inc.............................  6,000   34,883
    Square Enix Holdings Co., Ltd.....................  1,000   24,031
    St Marc Holdings Co., Ltd.........................    800   21,502
    Stanley Electric Co., Ltd.........................  1,300   28,610
    Star Micronics Co., Ltd...........................    700    7,660
    Start Today Co., Ltd..............................    700   22,295
    Starts Corp., Inc.................................  1,000   19,529
    Sumco Corp........................................  1,100    7,429
    Sumitomo Bakelite Co., Ltd........................  5,000   19,047
#   Sumitomo Corp.....................................  2,200   21,930
    Sumitomo Densetsu Co., Ltd........................  1,300   15,679
    Sumitomo Electric Industries, Ltd.................  4,400   57,974
    Sumitomo Forestry Co., Ltd........................  3,600   45,708
    Sumitomo Heavy Industries, Ltd....................  7,000   27,713
    Sumitomo Metal Mining Co., Ltd....................  4,000   42,444
#   Sumitomo Mitsui Construction Co., Ltd.............  8,100    6,684
    Sumitomo Mitsui Financial Group, Inc..............  7,564  253,762
    Sumitomo Mitsui Trust Holdings, Inc............... 14,940   47,769
    Sumitomo Osaka Cement Co., Ltd.................... 11,000   44,837
    Sumitomo Realty & Development Co., Ltd............  1,000   28,032
    Sumitomo Riko Co., Ltd............................    500    4,558
    Sumitomo Rubber Industries, Ltd...................  1,800   22,845
#   Sumitomo Seika Chemicals Co., Ltd.................  1,000    5,793
    Sumitomo Warehouse Co., Ltd. (The)................  4,000   20,614
#   Sun Frontier Fudousan Co., Ltd....................  1,200   10,189
    Suruga Bank, Ltd..................................  1,300   23,602
    Suzuki Motor Corp.................................  2,300   70,617
*   SWCC Showa Holdings Co., Ltd...................... 14,000    7,248
    T Hasegawa Co., Ltd...............................    800   10,494
    T&D Holdings, Inc.................................  6,400   73,234
    Tachi-S Co., Ltd..................................  1,000   15,339
    Tadano, Ltd.......................................  2,000   20,097
    Taiheiyo Cement Corp.............................. 12,000   34,595
    Taiho Kogyo Co., Ltd..............................  1,300   14,073
    Taikisha, Ltd.....................................    500   10,708
    Taisei Corp.......................................  1,000    6,224
    Taiyo Nippon Sanso Corp...........................    900    8,144
    Taiyo Yuden Co., Ltd..............................  2,000   23,152

                                     1116

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Takara Leben Co., Ltd.............................  1,100 $ 5,655
    Takara Standard Co., Ltd..........................  2,000  14,154
    Takasago International Corp.......................    200   4,435
    Takasago Thermal Engineering Co., Ltd.............  1,900  25,387
    Takashimaya Co., Ltd..............................  3,000  25,694
#*  Takata Corp.......................................  1,000   5,520
    Takeuchi Manufacturing Co., Ltd...................    900  14,060
    Takuma Co., Ltd...................................  4,000  30,989
    TDK Corp..........................................    900  49,436
    TDK Corp. Sponsored ADR...........................    400  22,476
    Teijin, Ltd....................................... 19,000  69,615
    THK Co., Ltd......................................    900  14,381
    Toa Corp..........................................  6,000  15,599
    TOA ROAD Corp.....................................  3,000  10,168
    Toagosei Co., Ltd.................................  3,000  25,071
#*  Tobishima Corp....................................  5,000   7,539
    Tobu Railway Co., Ltd.............................  3,000  14,632
    TOC Co., Ltd......................................  1,200   9,546
    Tochigi Bank, Ltd. (The)..........................  4,000  19,023
    Toda Corp.........................................  6,000  28,963
    Toei Co., Ltd.....................................  1,000   9,413
    Toho Bank, Ltd. (The).............................  5,000  16,918
    Toho Gas Co., Ltd.................................  5,000  32,884
#   Toho Zinc Co., Ltd................................  3,000   6,078
    Tohoku Electric Power Co., Inc....................  2,400  30,140
    Tokai Carbon Co., Ltd.............................  7,000  19,007
    TOKAI Holdings Corp...............................    700   3,277
    Tokai Rika Co., Ltd...............................    900  22,140
    Token Corp........................................    270  20,305
    Tokio Marine Holdings, Inc........................  2,400  85,871
#*  Tokuyama Corp.....................................  8,000  15,816
#   Tokyo Dome Corp...................................  3,000  14,373
*   Tokyo Electric Power Co., Inc.....................  6,200  31,154
    Tokyo Electron, Ltd...............................  1,500  97,126
    Tokyo Gas Co., Ltd................................  5,000  23,038
    Tokyo Seimitsu Co., Ltd...........................    700  15,016
    Tokyo Steel Manufacturing Co., Ltd................  3,700  26,152
    Tokyo Tatemono Co., Ltd...........................  2,000  21,517
    Tokyo TY Financial Group, Inc.....................    259   7,940
    Tokyu Corp........................................  4,000  31,176
    Tokyu Fudosan Holdings Corp.......................  1,700  11,149
    TOMONY Holdings, Inc..............................  3,900  13,410
    Tomy Co., Ltd.....................................  2,600  16,231
    TonenGeneral Sekiyu K.K...........................  2,000  16,304
    Toppan Forms Co., Ltd.............................  2,100  25,230
    Toppan Printing Co., Ltd..........................  3,000  26,106
    Topre Corp........................................  1,400  30,849
    Topy Industries, Ltd..............................  7,000  13,955
    Toray Industries, Inc.............................  9,000  76,291
#*  Toshiba Corp...................................... 28,000  46,750
    Toshiba Machine Co., Ltd..........................  3,000   9,176
#   Toshiba Plant Systems & Services Corp.............    800   9,347
    Toshiba TEC Corp..................................  4,000  12,874

                                     1117

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Tosoh Corp........................................ 12,000 $ 58,071
    Totetsu Kogyo Co., Ltd............................  1,000   24,218
    TOTO, Ltd.........................................  1,000   32,455
    Towa Bank, Ltd. (The)............................. 18,000   14,113
*   Toyo Engineering Corp.............................  4,000    9,919
    Toyo Ink SC Holdings Co., Ltd.....................  6,000   22,606
    Toyo Kanetsu K.K..................................  5,000   10,430
    Toyo Kohan Co., Ltd...............................  4,000   12,962
    Toyo Seikan Group Holdings, Ltd...................  3,000   54,436
#   Toyo Suisan Kaisha, Ltd...........................    200    6,926
    Toyo Tire & Rubber Co., Ltd.......................  2,000   42,789
    Toyobo Co., Ltd................................... 19,000   24,977
    Toyoda Gosei Co., Ltd.............................  1,600   34,665
    Toyota Boshoku Corp...............................  1,100   22,328
    Toyota Motor Corp................................. 14,660  882,965
    Toyota Motor Corp. Sponsored ADR..................  2,966  356,009
    Toyota Tsusho Corp................................  3,700   84,683
#   Trancom Co., Ltd..................................    300   17,920
    Transcosmos, Inc..................................    600   14,840
#*  Trend Micro, Inc..................................    500   21,034
    Trusco Nakayama Corp..............................    300   10,686
    TS Tech Co., Ltd..................................    400    9,923
    Tsubakimoto Chain Co..............................  3,000   21,316
    Tsugami Corp......................................  2,000    7,356
    Tsukuba Bank, Ltd.................................  2,900    9,009
    UACJ Corp.........................................  3,114    6,789
    Ube Industries, Ltd............................... 29,000   56,483
    Ulvac, Inc........................................  1,300   33,118
    Unicharm Corp.....................................  1,500   29,280
    Union Tool Co.....................................    600   14,745
    Unipres Corp......................................  1,100   23,190
    United Arrows, Ltd................................    500   24,184
    Unizo Holdings Co., Ltd...........................    500   18,417
    UNY Group Holdings Co., Ltd.......................  3,700   23,705
*   Usen Corp.........................................  2,900    8,531
    Ushio, Inc........................................  1,700   22,101
    USS Co., Ltd......................................  1,500   23,042
    Valor Holdings Co., Ltd...........................    500   10,825
    VT Holdings Co., Ltd..............................  3,900   22,872
    Wacoal Holdings Corp..............................  2,000   23,383
#   Wacom Co., Ltd....................................  2,900   11,034
    Wakita & Co., Ltd.................................  1,000    7,484
#   West Holdings Corp................................  1,800   12,042
    West Japan Railway Co.............................    500   32,394
    Xebio Holdings Co., Ltd...........................    700   12,344
    Yahoo Japan Corp..................................  5,300   20,219
    Yakult Honsha Co., Ltd............................    300   13,819
    Yamada Denki Co., Ltd............................. 12,700   61,502
#   Yamagata Bank, Ltd. (The).........................  4,000   15,438
    Yamaguchi Financial Group, Inc....................  4,000   43,315
    Yamaha Corp.......................................  1,600   38,189
    Yamaha Motor Co., Ltd.............................  1,300   26,040
    Yamanashi Chuo Bank, Ltd. (The)...................  4,000   18,785

                                     1118

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
#   Yamato Holdings Co., Ltd..........................  1,200 $    26,347
    Yamato Kogyo Co., Ltd.............................    900      21,308
    Yamazaki Baking Co., Ltd..........................  2,000      43,626
    Yamazen Corp......................................    200       1,667
#   Yaskawa Electric Corp.............................  3,100      34,401
    Yellow Hat, Ltd...................................    100       1,931
    Yokogawa Bridge Holdings Corp.....................    300       2,706
#   Yokogawa Electric Corp............................    600       6,718
#   Yokohama Reito Co., Ltd...........................  1,900      16,721
    Yokohama Rubber Co., Ltd. (The)...................  2,500      37,479
    Yorozu Corp.......................................    700      14,980
#   Yoshinoya Holdings Co., Ltd.......................    900      10,920
    Zensho Holdings Co., Ltd..........................  1,300      15,814
    Zeon Corp.........................................  4,000      26,980
                                                              -----------
TOTAL JAPAN...........................................         21,228,948
                                                              -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................  2,548      80,478
    Accell Group......................................    844      17,139
    Aegon NV.......................................... 14,188      80,233
    Akzo Nobel NV.....................................  2,409     154,530
    AMG Advanced Metallurgical Group NV...............  1,751      15,958
#*  APERAM SA.........................................  1,479      46,204
    Arcadis NV........................................  1,720      23,065
    ArcelorMittal.....................................  8,501      32,474
    ASM International NV..............................  1,054      41,982
    ASML Holding NV(B929F46)..........................    870      79,860
    ASML Holding NV(B908F01)..........................    154      14,143
    BE Semiconductor Industries NV....................    935      18,948
    BinckBank NV......................................  1,231       9,817
    Boskalis Westminster..............................  2,285      90,014
    Brunel International NV...........................    272       4,563
    Corbion NV........................................    916      20,364
#   Delta Lloyd NV....................................  5,848      34,595
*   Fugro NV..........................................  1,470      21,658
    Gemalto NV........................................    679      40,802
    ING Groep NV......................................  7,270      82,822
    ING Groep NV Sponsored ADR........................  7,911      91,688
    KAS Bank NV.......................................     70         747
    Kendrion NV.......................................    337       7,909
    Koninklijke Ahold NV..............................  5,695     128,822
*   Koninklijke BAM Groep NV..........................  8,796      47,263
    Koninklijke KPN NV................................ 49,734     192,453
    Koninklijke Vopak NV..............................  1,111      48,323
    NN Group NV.......................................    339      11,485
*   PostNL NV.........................................  9,281      33,774
    Randstad Holding NV...............................  2,485     135,380
    RELX NV...........................................  3,695      61,656
#*  SBM Offshore NV...................................  4,189      55,299
    Sligro Food Group NV..............................    627      22,982
#*  SNS Reaal NV......................................  3,557          --
*   Telegraaf Media Groep NV..........................    853       3,490

                                     1119

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
NETHERLANDS -- (Continued)
    TKH Group NV......................................    877 $   32,593
    TNT Express NV....................................  6,592     56,236
*   TomTom NV.........................................  3,459     35,893
#   Unilever NV(B12T3J1)..............................  2,259     99,123
    Unilever NV(904784709)............................  2,329    103,431
    USG People NV.....................................    877     16,367
    Wessanen..........................................  3,571     30,318
    Wolters Kluwer NV.................................  5,213    177,521
                                                              ----------
TOTAL NETHERLANDS.....................................         2,302,402
                                                              ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.............................. 11,327     21,730
    Auckland International Airport, Ltd............... 16,707     60,274
*   Chorus, Ltd....................................... 10,565     25,758
    Contact Energy, Ltd...............................  7,971     23,826
    Fletcher Building, Ltd.(6341606)..................  4,961     22,240
    Fletcher Building, Ltd.(6341617)..................    913      4,097
    Infratil, Ltd..................................... 10,572     21,260
    Kathmandu Holdings, Ltd...........................  4,918      4,863
    Mainfreight, Ltd..................................  1,051     10,155
    New Zealand Oil & Gas, Ltd........................    583        158
    New Zealand Refining Co., Ltd. (The)..............  4,103      9,869
    Nuplex Industries, Ltd............................  4,883     13,165
#   Port of Tauranga, Ltd.............................  1,104     13,379
    SKY Network Television, Ltd.......................  3,260      9,683
    Spark New Zealand, Ltd............................ 18,634     40,759
    Trade Me Group, Ltd...............................  1,865      4,861
    TrustPower, Ltd...................................  2,795     13,677
*   Xero, Ltd.........................................      3         33
                                                              ----------
TOTAL NEW ZEALAND.....................................           299,787
                                                              ----------
NORWAY -- (0.8%)
#*  Akastor ASA.......................................  4,822      4,849
    Aker ASA Class A..................................    482      8,583
#   Aker Solutions ASA................................    784      2,378
    Atea ASA..........................................  2,400     19,535
    Austevoll Seafood ASA.............................  2,794     17,928
    Bakkafrost P/F....................................    877     29,210
    Bonheur ASA.......................................    128        742
    BW Offshore, Ltd..................................  7,600      1,869
#*  Det Norske Oljeselskap ASA........................    799      4,881
    DNB ASA...........................................  5,149     62,128
#*  DNO ASA...........................................  3,689      2,472
    Ekornes ASA.......................................    300      3,245
*   Fred Olsen Energy ASA.............................    566      2,259
    Frontline, Ltd....................................  3,634      8,010
    Gjensidige Forsikring ASA.........................    752     11,966
    Hoegh LNG Holdings, Ltd...........................    100      1,043
*   Kongsberg Automotive ASA.......................... 28,148     19,118
#   Kongsberg Gruppen ASA.............................    640     10,206
    Kvaerner ASA......................................  6,566      5,112
    Leroy Seafood Group ASA...........................    851     32,637

                                     1120

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
NORWAY -- (Continued)
    Marine Harvest ASA................................   3,748 $ 51,083
#*  Nordic Semiconductor ASA..........................   3,571   16,692
    Norsk Hydro ASA...................................  10,474   34,820
#*  Norske Skogindustrier ASA.........................   7,052    1,794
    Orkla ASA.........................................   3,344   27,091
#   Petroleum Geo-Services ASA........................   5,433   16,579
#   Prosafe SE........................................   3,000    4,888
*   REC Silicon ASA...................................  60,049    9,212
    Salmar ASA........................................     616   12,146
    Schibsted ASA Class A.............................     342   10,038
*   Schibsted ASA Class B.............................     342    9,618
#*  Seadrill, Ltd.(B09RMQ1)...........................     818    1,764
#*  Seadrill, Ltd.(B0HWHV8)...........................   1,658    3,432
*   Sevan Marine ASA..................................     744    1,553
*   Songa Offshore....................................   1,759      180
    SpareBank 1 SR-Bank ASA...........................   3,295   13,638
    Statoil ASA.......................................   6,496   88,888
    Statoil ASA Sponsored ADR.........................   3,231   43,942
    Stolt-Nielsen, Ltd................................     218    2,504
*   Storebrand ASA....................................   9,866   40,187
*   Subsea 7 SA.......................................   2,180   13,054
    Telenor ASA.......................................   2,230   36,376
    TGS Nopec Geophysical Co. ASA.....................   1,477   21,405
    Tomra Systems ASA.................................   2,200   21,358
    Veidekke ASA......................................   1,440   18,039
    Wilh Wilhelmsen ASA...............................   2,050    7,701
    Wilh Wilhelmsen Holding ASA Class A...............     350    5,107
    Yara International ASA............................     602   22,822
                                                               --------
TOTAL NORWAY..........................................          784,082
                                                               --------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................   4,909   19,946
*   Banco BPI SA......................................   5,001    5,473
*   Banco Comercial Portugues SA Class R.............. 790,331   33,433
*   Banco Espirito Santo SA...........................  30,233       --
    EDP - Energias de Portugal SA.....................   9,374   32,735
    EDP Renovaveis SA.................................   4,715   36,634
    Galp Energia SGPS SA..............................   4,613   54,732
    Jeronimo Martins SGPS SA..........................   2,262   31,547
#   Mota-Engil SGPS SA................................   2,737    4,317
    NOS SGPS SA.......................................   3,274   23,762
    Portucel SA.......................................   6,401   21,427
    REN - Redes Energeticas Nacionais SGPS SA.........   3,580   10,761
    Sonae SGPS SA.....................................  13,955   15,649
                                                               --------
TOTAL PORTUGAL........................................          290,416
                                                               --------
SINGAPORE -- (1.0%)
*   Boustead Projects, Ltd............................   4,800    2,276
    Boustead Singapore, Ltd...........................  16,000    8,918
*   Broadway Industrial Group, Ltd....................   3,400      389
    Bukit Sembawang Estates, Ltd......................   2,000    6,162
    CapitaLand, Ltd...................................  22,000   47,824

                                     1121

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- -------
SINGAPORE -- (Continued)
    City Developments, Ltd............................   3,000 $14,716
    ComfortDelGro Corp., Ltd..........................   6,000  11,990
#   Cosco Corp. Singapore, Ltd........................  14,000   3,336
    CSE Global, Ltd...................................  19,000   5,877
#   CWT, Ltd..........................................   9,000  11,632
    DBS Group Holdings, Ltd...........................   5,104  50,741
#   Ezion Holdings, Ltd...............................  24,480   8,989
*   Ezra Holdings, Ltd................................ 104,356   4,232
    Far East Orchard, Ltd.............................   8,000   8,253
    First Resources, Ltd..............................  12,000  14,781
    GL, Ltd...........................................  19,000  11,514
    Global Logistic Properties, Ltd...................  10,000  11,852
    Golden Agri-Resources, Ltd........................  29,000   7,597
    GuocoLand, Ltd....................................  12,000  14,302
    Hongkong Land Holdings, Ltd.......................   3,000  18,902
    Hutchison Port Holdings Trust.....................  50,000  23,890
#   Hyflux, Ltd.......................................  14,000   4,800
    Indofood Agri Resources, Ltd......................   6,000   1,823
    Keppel Corp., Ltd.................................   6,300  22,468
    Keppel Infrastructure Trust.......................  18,264   5,911
    Keppel Telecommunications & Transportation, Ltd...   6,000   5,996
    M1, Ltd...........................................   7,000  11,383
    Midas Holdings, Ltd...............................  30,000   5,401
#*  Neptune Orient Lines, Ltd.........................  19,250  16,753
#   Noble Group, Ltd..................................  70,000  15,472
    OUE, Ltd..........................................   5,000   5,799
    Oversea-Chinese Banking Corp., Ltd................  12,027  67,304
#   Petra Foods, Ltd..................................   3,000   4,869
    Raffles Education Corp., Ltd......................   6,127   1,031
*   S I2I, Ltd........................................   1,230     729
    SATS, Ltd.........................................   6,278  17,176
    SembCorp Industries, Ltd..........................   9,000  16,038
#   SembCorp Marine, Ltd..............................   4,400   4,865
    Sinarmas Land, Ltd................................  33,000   9,778
    Singapore Airlines, Ltd...........................   5,200  40,454
    Singapore Exchange, Ltd...........................   6,000  29,890
    Singapore Post, Ltd...............................  14,000  13,177
    Singapore Press Holdings, Ltd.....................   6,000  15,061
    Singapore Technologies Engineering, Ltd...........   9,000  18,256
    Singapore Telecommunications, Ltd.................  22,000  54,552
#*  Sino Grandness Food Industry Group, Ltd...........  46,000  11,076
    SMRT Corp., Ltd...................................  15,000  16,114
    Stamford Land Corp., Ltd..........................   9,000   3,087
*   Swiber Holdings, Ltd..............................   2,249     292
    Tat Hong Holdings, Ltd............................  10,000   3,282
    United Engineers, Ltd.............................  12,000  15,055
    United Industrial Corp., Ltd......................  15,000  31,689
    United Overseas Bank, Ltd.........................   6,275  79,773
    UOB-Kay Hian Holdings, Ltd........................  12,000  11,688
    UOL Group, Ltd....................................   9,289  36,800
#*  Vard Holdings, Ltd................................  41,000   4,382
    Venture Corp., Ltd................................   7,000  38,351
    Wilmar International, Ltd.........................   3,000   6,065

                                     1122

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SINGAPORE -- (Continued)
    Wing Tai Holdings, Ltd............................ 10,000 $ 10,802
    Yeo Hiap Seng, Ltd................................  1,767    1,619
*   Yongnam Holdings, Ltd............................. 20,750    4,872
                                                              --------
TOTAL SINGAPORE.......................................         952,106
                                                              --------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA.......................  1,279   19,055
    Acciona SA........................................    648   49,781
    Acerinox SA.......................................  3,626   32,700
    ACS Actividades de Construccion y Servicios SA....  1,249   31,722
    Amadeus IT Holding SA Class A.....................  2,255   92,091
    Atresmedia Corp de Medios de Comunicacion SA......  1,085   10,296
    Banco Bilbao Vizcaya Argentaria SA................  4,214   27,122
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.. 11,647   75,355
    Banco de Sabadell SA.............................. 61,535  111,375
    Banco Popular Espanol SA.......................... 10,729   28,988
    Banco Santander SA................................ 34,041  145,882
    Banco Santander SA Sponsored ADR.................. 39,980  167,518
    Bankia SA.........................................  8,460    8,419
    Bankinter SA...................................... 11,695   81,612
    Bolsas y Mercados Espanoles SHMSF SA..............  1,498   45,005
    CaixaBank SA...................................... 12,324   37,445
*   Cementos Portland Valderrivas SA..................    228    1,264
    Cie Automotive SA.................................    590    8,604
    Construcciones y Auxiliar de Ferrocarriles SA.....     52   13,803
    Distribuidora Internacional de Alimentacion SA....  8,452   45,560
    Duro Felguera SA..................................  2,644    3,430
    Ebro Foods SA.....................................    994   19,481
    Elecnor SA........................................    157    1,130
    Enagas SA.........................................  2,634   76,613
    Ence Energia y Celulosa SA........................  3,405   10,858
    Ferrovial SA......................................  1,535   33,636
*   Fomento de Construcciones y Contratas SA..........  2,724   20,546
    Gamesa Corp. Tecnologica SA.......................  6,353  118,728
    Gas Natural SDG SA................................  1,964   38,581
    Grupo Catalana Occidente SA.......................    923   28,332
    Iberdrola SA...................................... 43,471  305,569
*   Indra Sistemas SA.................................  2,869   28,365
    Industria de Diseno Textil SA.....................  1,192   39,228
    Mapfre SA......................................... 19,733   44,325
    Mediaset Espana Comunicacion SA...................  4,163   40,485
    Melia Hotels International SA.....................    953   10,407
    Miquel y Costas & Miquel SA.......................    174    6,551
*   NH Hotel Group SA.................................  2,275    9,452
    Obrascon Huarte Lain SA...........................  2,259   12,087
    Papeles y Cartones de Europa SA...................  1,543    8,155
*   Pescanova SA......................................    468       --
*   Promotora de Informaciones SA Class A.............    966    5,016
*   Realia Business SA................................ 15,894   15,177
    Red Electrica Corp. SA............................    667   54,003
    Repsol SA.........................................  2,361   24,480
    Repsol SA Sponsored ADR...........................  1,876   19,604

                                     1123

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SPAIN -- (Continued)
    Sacyr SA..........................................  7,399 $   12,479
    Tecnicas Reunidas SA..............................    630     20,992
    Telefonica SA.....................................  6,336     66,873
    Telefonica SA Sponsored ADR.......................  6,192     64,954
    Tubacex SA........................................  1,844      3,332
    Tubos Reunidos SA.................................  4,346      2,810
    Vidrala SA........................................    390     19,071
    Viscofan SA.......................................    735     44,054
    Zardoya Otis SA...................................  2,937     30,937
                                                              ----------
TOTAL SPAIN...........................................         2,273,338
                                                              ----------
SWEDEN -- (3.0%)
    AAK AB............................................    887     57,739
    AF AB Class B.....................................  1,570     24,756
    Alfa Laval AB.....................................  2,007     34,603
    Assa Abloy AB Class B.............................  3,063     64,921
    Atlas Copco AB Class A............................  1,384     29,627
    Atlas Copco AB Class B............................    777     15,869
    Avanza Bank Holding AB............................    446     16,824
    Axfood AB.........................................  1,400     24,495
    B&B Tools AB Class B..............................    600      7,679
    Beijer Alma AB....................................    381      8,540
    Bilia AB Class A..................................  1,558     29,221
    BillerudKorsnas AB................................  4,342     69,189
    Boliden AB........................................  5,232     72,791
    Byggmax Group AB..................................  1,675     13,933
    Castellum AB......................................  2,708     40,372
    Clas Ohlson AB Class B............................    566      9,384
    Concentric AB.....................................  1,052     10,690
    Duni AB...........................................  1,648     24,671
    Electrolux AB Series B............................  1,570     34,198
#*  Eniro AB..........................................  9,906      1,014
    Fabege AB.........................................  1,782     27,627
    Haldex AB.........................................  2,000     17,294
    Hennes & Mauritz AB Class B.......................  2,149     70,374
    Hexagon AB Class B................................  1,041     34,714
    Hexpol AB.........................................  4,840     42,949
    HIQ International AB..............................  1,637      9,518
    Holmen AB Class B.................................    995     28,517
    Husqvarna AB Class A..............................    841      5,366
    Husqvarna AB Class B.............................. 10,700     67,964
    ICA Gruppen AB....................................    746     26,384
#   Indutrade AB......................................  1,000     53,238
    Intrum Justitia AB................................  1,646     54,543
    JM AB.............................................  1,200     33,048
    KappAhl AB........................................  3,182     12,670
    Kungsleden AB.....................................  1,106      7,396
    Lindab International AB...........................  1,863     13,454
    Loomis AB Class B.................................  1,303     38,805
#*  Lundin Petroleum AB...............................  1,699     24,428
#   Mekonomen AB......................................    827     16,886
    Millicom International Cellular SA................    425     18,775
    Modern Times Group MTG AB Class B.................    763     20,237

                                     1124

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
    NCC AB Class B....................................  1,600 $   54,319
#   New Wave Group AB Class B.........................  1,962      7,051
    Nibe Industrier AB Class B........................  1,924     55,597
    Nobia AB..........................................  4,200     46,920
    Nordea Bank AB.................................... 10,653    107,273
    Nordnet AB Class B................................  1,809      7,211
    Peab AB...........................................  4,058     30,814
    Ratos AB Class B..................................  5,146     27,591
    Rezidor Hotel Group AB............................  1,026      3,508
    Saab AB Class B...................................  1,477     44,585
    Sandvik AB........................................  8,049     67,356
#*  SAS AB............................................  7,197     20,708
    Securitas AB Class B..............................  6,521     96,120
    Skandinaviska Enskilda Banken AB Class A..........  6,558     63,209
    Skanska AB Class B................................  1,842     35,539
    SKF AB Class A....................................    582      8,849
    SKF AB Class B....................................  2,766     42,186
    SkiStar AB........................................    883     11,956
#*  SSAB AB Class A(B17H0S8)..........................  6,154     14,843
#*  SSAB AB Class A(BPRBWK4)..........................    604      1,453
#*  SSAB AB Class B(B17H3F6)..........................  4,334      9,104
*   SSAB AB Class B(BPRBWM6)..........................  1,541      3,226
    Svenska Cellulosa AB SCA Class A..................    306      9,026
    Svenska Cellulosa AB SCA Class B..................  5,470    162,118
    Svenska Handelsbanken AB Class A..................  5,259     66,171
    Sweco AB..........................................    236      3,460
    Sweco AB Class B..................................     81      1,191
    Swedbank AB Class A...............................  3,804     79,781
    Tele2 AB Class B..................................  7,729     64,270
    Telefonaktiebolaget LM Ericsson Class A...........    436      3,750
    Telefonaktiebolaget LM Ericsson Class B...........  7,036     62,497
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  6,821     60,707
    TeliaSonera AB.................................... 21,953    103,684
    Trelleborg AB Class B.............................  5,898    101,804
    Volvo AB Class A..................................  1,258     11,618
    Volvo AB Class B..................................  7,101     64,497
    Wallenstam AB Class B.............................  3,952     28,152
    Wihlborgs Fastigheter AB..........................  1,441     27,684
                                                              ----------
TOTAL SWEDEN..........................................         2,824,531
                                                              ----------
SWITZERLAND -- (6.0%)
    ABB, Ltd.......................................... 13,615    235,267
    ABB, Ltd. Sponsored ADR...........................  4,791     82,884
    Adecco SA.........................................  1,762    108,169
*   AFG Arbonia-Forster Holding AG....................  1,332     12,879
    Allreal Holding AG................................    202     26,641
    Alpiq Holding AG..................................     27      2,776
    ams AG............................................  2,015     55,643
    Aryzta AG.........................................  1,486     67,989
    Ascom Holding AG..................................  1,349     21,534
    Autoneum Holding AG...............................    124     27,053
    Baloise Holding AG................................    826    101,255
    Bank Coop AG......................................     87      3,520

                                     1125

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise.........................    75  $ 45,280
    Barry Callebaut AG................................    16    18,317
    Belimo Holding AG.................................     7    15,874
    Bell AG...........................................     2     7,022
#   Berner Kantonalbank AG............................   107    20,208
    BKW AG............................................   158     5,774
    Bobst Group SA....................................   277    11,372
    Bossard Holding AG Class A........................    88     8,104
    Bucher Industries AG..............................   173    35,472
    Burckhardt Compression Holding AG.................    52    16,234
    Burkhalter Holding AG.............................   272    28,080
    Chocoladefabriken Lindt & Sprungli AG.............     1    69,066
    Cie Financiere Richemont SA....................... 3,110   202,137
    Clariant AG....................................... 7,890   128,839
    Credit Suisse Group AG............................ 7,126   126,240
    Daetwyler Holding AG..............................   119    15,192
    DKSH Holding AG...................................   628    38,669
    dorma+kaba Holding AG Class B.....................    37    22,857
*   Dufry AG..........................................   515    55,843
    EFG International AG.............................. 1,159    10,104
    Emmi AG...........................................    98    45,211
    EMS-Chemie Holding AG.............................    77    32,320
    Energiedienst Holding AG..........................   604    14,733
    Flughafen Zuerich AG..............................    94    69,308
    Forbo Holding AG..................................    27    28,655
    GAM Holding AG.................................... 4,085    57,070
    Gategroup Holding AG..............................   650    24,028
    Geberit AG........................................   206    73,021
    Georg Fischer AG..................................    84    55,512
    Givaudan SA.......................................    54   101,125
    Gurit Holding AG..................................    16     8,108
    Helvetia Holding AG...............................   138    71,915
    Huber & Suhner AG.................................   335    14,162
    Implenia AG.......................................   444    21,784
    Inficon Holding AG................................    39    11,067
    Interroll Holding AG..............................    14    10,796
    Intershop Holding AG..............................    34    13,740
    Julius Baer Group, Ltd............................ 2,088    88,629
    Kardex AG.........................................   238    17,057
    Komax Holding AG..................................   112    23,775
    Kudelski SA....................................... 1,531    21,021
    Kuehne + Nagel International AG...................   283    37,455
    Kuoni Reisen Holding AG...........................   105    32,683
    LafargeHolcim, Ltd.(7110753)...................... 1,748    73,571
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   126     5,343
    LEM Holding SA....................................     9     6,612
    Liechtensteinische Landesbank AG..................    96     3,391
    Logitech International SA......................... 2,432    38,589
    Luzerner Kantonalbank AG..........................    70    26,000
    Metall Zug AG.....................................    10    24,637
#*  Meyer Burger Technology AG........................ 1,488     8,580
    Micronas Semiconductor Holding AG.................   845     6,097
    Mobimo Holding AG.................................   153    32,302

                                     1126

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Nestle SA......................................... 13,561 $  999,071
    OC Oerlikon Corp. AG..............................  3,935     35,120
*   Orascom Development Holding AG....................    828      7,230
#*  Orell Fuessli Holding AG..........................     31      3,427
    Panalpina Welttransport Holding AG................    238     23,103
    Partners Group Holding AG.........................    205     73,934
    Rieter Holding AG.................................     89     16,497
    Romande Energie Holding SA........................      7      6,355
    Schaffner Holding AG..............................     75     15,756
    Schindler Holding AG..............................    202     31,216
*   Schmolz + Bickenbach AG...........................  7,007      3,364
    Schweiter Technologies AG.........................     17     13,883
    SGS SA............................................     29     56,360
    Sika AG...........................................     18     64,416
    St Galler Kantonalbank AG.........................     45     15,954
    Sulzer AG.........................................    586     53,444
#   Swatch Group AG (The)(7184725)....................    248     84,818
    Swatch Group AG (The)(7184736)....................    611     40,549
    Swiss Life Holding AG.............................    562    143,256
    Swiss Prime Site AG...............................    258     20,647
    Swiss Re AG.......................................  1,684    156,757
    Swisscom AG.......................................    156     77,598
    Syngenta AG.......................................    363    133,662
    Syngenta AG ADR...................................    700     51,716
    Temenos Group AG..................................  1,327     64,501
    U-Blox AG.........................................    187     37,720
    UBS Group AG(BRJL176).............................  6,553    108,289
*   UBS Group AG(H42097107)...........................  8,192    136,315
    Valiant Holding AG................................    314     34,265
    Valora Holding AG.................................     83     17,092
    Vaudoise Assurances Holding SA....................     16      7,824
    Vetropack Holding AG..............................      1      1,386
*   Von Roll Holding AG...............................  3,134      1,890
    Vontobel Holding AG...............................    667     28,098
    Zehnder Group AG..................................    360     12,681
    Zug Estates Holding AG............................      2      2,885
    Zurich Insurance Group AG.........................  1,030    228,315
                                                              ----------
TOTAL SWITZERLAND.....................................         5,533,985
                                                              ----------
UNITED KINGDOM -- (17.3%)
    Aberdeen Asset Management P.L.C...................  9,166     32,309
    Acacia Mining P.L.C...............................  3,666     10,831
    Admiral Group P.L.C...............................  2,727     69,287
    Afren P.L.C....................................... 28,429          3
    Aggreko P.L.C.....................................  5,691     69,470
    Amec Foster Wheeler P.L.C.........................  6,221     36,832
    Amlin P.L.C....................................... 11,811    112,758
    Anglo American P.L.C..............................  6,646     26,509
    Anglo Pacific Group P.L.C.........................  3,296      2,676
    Antofagasta P.L.C.................................  6,377     34,800
    ARM Holdings P.L.C. Sponsored ADR.................  1,380     59,450
#   Ashmore Group P.L.C............................... 10,342     32,523
    Ashtead Group P.L.C............................... 11,656    150,366

                                     1127

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Associated British Foods P.L.C....................    848 $ 38,256
    AVEVA Group P.L.C.................................    701   13,396
    Aviva P.L.C....................................... 45,969  317,039
    Babcock International Group P.L.C.................  6,734   88,246
    BAE Systems P.L.C................................. 23,603  174,564
*   Balfour Beatty P.L.C.............................. 11,524   41,324
    Barclays P.L.C. Sponsored ADR..................... 15,615  168,330
    Barratt Developments P.L.C........................ 18,794  161,210
    BBA Aviation P.L.C................................ 15,420   35,923
    Beazley P.L.C..................................... 16,162   86,901
    Bellway P.L.C.....................................  2,547  101,135
    Berendsen P.L.C...................................  5,958   92,905
    Berkeley Group Holdings P.L.C.....................  2,385  120,577
    BG Group P.L.C.................................... 20,371  308,270
    BG Group P.L.C. Sponsored ADR.....................  7,000  105,553
    BGEO Group P.L.C..................................    560   14,178
    BHP Billiton P.L.C................................  1,689   16,400
    BHP Billiton P.L.C. ADR...........................  4,664   91,648
    Bodycote P.L.C....................................  4,401   34,421
    Booker Group P.L.C................................ 14,954   35,587
    Bovis Homes Group P.L.C...........................  3,407   45,654
    BP P.L.C..........................................  1,706    9,213
    BP P.L.C. Sponsored ADR........................... 18,834  609,657
    Brewin Dolphin Holdings P.L.C.....................  8,248   32,960
    British Polythene Industries P.L.C................    199    1,974
    Britvic P.L.C.....................................  5,064   52,281
    BT Group P.L.C....................................  2,000   13,919
    BT Group P.L.C. Sponsored ADR.....................  2,710   94,471
    Bunzl P.L.C.......................................  1,565   41,868
    Burberry Group P.L.C..............................  2,384   40,855
    Cable & Wireless Communications P.L.C............. 77,419   76,318
    Cape P.L.C........................................  2,763    8,905
    Capita P.L.C......................................  3,947   66,439
    Capital & Counties Properties P.L.C...............  3,114   16,478
#   Carillion P.L.C................................... 11,571   45,475
    Carnival P.L.C. ADR...............................    739   37,194
    Centamin P.L.C.................................... 14,671   14,230
    Centrica P.L.C.................................... 41,041  120,419
    Chemring Group P.L.C..............................  6,635   15,897
    Chesnara P.L.C....................................  3,877   18,085
    Cineworld Group P.L.C.............................  6,417   46,306
    Clarkson P.L.C....................................    149    4,383
    Close Brothers Group P.L.C........................  2,370   43,667
    Cobham P.L.C...................................... 19,869   72,136
    Coca-Cola HBC AG..................................  3,546   72,614
    Compass Group P.L.C...............................  4,151   71,436
    Computacenter P.L.C...............................  2,604   30,710
    Connect Group P.L.C...............................  3,718    7,785
    Cranswick P.L.C...................................    855   25,517
    Croda International P.L.C.........................  2,298   93,850
    Daily Mail & General Trust P.L.C..................  4,069   39,402
    Dairy Crest Group P.L.C...........................  3,431   32,010
    Darty P.L.C....................................... 14,446   20,957

                                     1128

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    DCC P.L.C.........................................  1,532 $118,275
    De La Rue P.L.C...................................  2,442   15,534
    Debenhams P.L.C................................... 22,081   24,792
    Devro P.L.C.......................................  5,357   22,875
    Dialight P.L.C....................................    163    1,042
    Dignity P.L.C.....................................    489   16,420
    Diploma P.L.C.....................................  2,852   27,320
    Direct Line Insurance Group P.L.C................. 15,112   81,175
    Dixons Carphone P.L.C............................. 13,393   90,830
    Domino's Pizza Group P.L.C........................  1,949   27,418
    Drax Group P.L.C..................................  6,750   24,363
    DS Smith P.L.C.................................... 23,943  125,275
    Dunelm Group P.L.C................................    996   12,473
    E2V Technologies P.L.C............................  3,334   10,072
    easyJet P.L.C.....................................  2,947   65,327
    Electrocomponents P.L.C...........................  6,138   18,412
    Elementis P.L.C................................... 10,690   32,830
*   EnQuest P.L.C..................................... 22,302    4,972
*   Enterprise Inns P.L.C............................. 21,041   27,708
    Essentra P.L.C....................................  6,005   63,105
    Euromoney Institutional Investor P.L.C............    183    2,341
*   Evraz P.L.C....................................... 10,158    9,071
    Experian P.L.C....................................  6,398  109,143
    Fenner P.L.C......................................  7,156   10,855
    Fidessa Group P.L.C...............................    721   19,373
*   Findel P.L.C......................................    841    2,338
*   Firstgroup P.L.C.................................. 31,411   41,835
    Fresnillo P.L.C...................................  1,776   18,383
    G4S P.L.C......................................... 34,716  112,702
    Galliford Try P.L.C...............................  1,931   41,040
    Gem Diamonds, Ltd.................................  2,700    4,546
    GKN P.L.C......................................... 29,585  118,374
    Glencore P.L.C.................................... 31,754   40,940
    Go-Ahead Group P.L.C..............................    487   17,099
    Grafton Group P.L.C...............................  4,956   49,813
    Greencore Group P.L.C............................. 15,232   84,613
    Greene King P.L.C.................................  3,513   44,253
    Greggs P.L.C......................................  3,028   45,130
    Halfords Group P.L.C..............................  7,465   40,578
    Hargreaves Lansdown P.L.C.........................  2,141   41,740
    Hays P.L.C........................................ 23,736   43,097
    Helical Bar P.L.C.................................  3,459   19,898
    Henderson Group P.L.C............................. 19,149   76,188
    Hill & Smith Holdings P.L.C.......................  3,928   42,130
    Hilton Food Group P.L.C...........................  1,352   10,053
    Hiscox, Ltd.......................................  6,335   89,978
    Home Retail Group P.L.C........................... 24,821   48,530
    HomeServe P.L.C...................................  6,343   36,723
    Howden Joinery Group P.L.C........................ 13,731   98,351
    HSBC Holdings P.L.C. Sponsored ADR................ 14,529  514,327
    Hunting P.L.C.....................................  2,655   11,699
    Huntsworth P.L.C..................................  9,410    4,865
    ICAP P.L.C........................................ 12,772   88,353

                                     1129

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    IG Group Holdings P.L.C...........................   9,898 $103,838
*   Imagination Technologies Group P.L.C..............   4,772    9,052
    IMI P.L.C.........................................   3,323   38,375
    Inchcape P.L.C....................................   9,922  102,021
    Informa P.L.C.....................................  16,163  146,995
    Inmarsat P.L.C....................................   5,644   88,862
    InterContinental Hotels Group P.L.C. ADR..........     878   29,102
    International Consolidated Airlines Group SA......  10,127   78,309
    Interserve P.L.C..................................   2,216   14,821
    Intertek Group P.L.C..............................   1,135   46,003
    Investec P.L.C....................................  12,086   76,892
    ITE Group P.L.C...................................     779    1,564
    ITV P.L.C.........................................  22,994   87,903
    J D Wetherspoon P.L.C.............................   1,890   18,252
    J Sainsbury P.L.C.................................  17,515   61,497
    James Fisher & Sons P.L.C.........................   1,237   19,068
    Jardine Lloyd Thompson Group P.L.C................   1,972   23,509
    JD Sports Fashion P.L.C...........................   1,956   31,965
    John Menzies P.L.C................................     319    1,864
    John Wood Group P.L.C.............................   7,193   66,487
    Johnson Matthey P.L.C.............................   1,795   63,497
*   Johnston Press P.L.C..............................     194       98
    Jupiter Fund Management P.L.C.....................   8,640   51,425
*   KAZ Minerals P.L.C................................   3,030    4,997
    KCOM Group P.L.C..................................   8,494   14,110
    Keller Group P.L.C................................   1,520   17,781
    Kier Group P.L.C..................................   1,746   33,294
    Kingfisher P.L.C..................................  11,855   55,477
    Laird P.L.C.......................................   6,889   35,033
*   Lamprell P.L.C....................................   3,344    4,001
    Lancashire Holdings, Ltd..........................   2,958   26,442
    Legal & General Group P.L.C.......................  30,411  106,144
*   Liberty Global P.L.C. Class A.....................     331   11,402
*   Liberty Global P.L.C. Series C....................     817   27,230
*   Liberty Global P.L.C. LiLAC Class A...............      17      583
*   Liberty Global P.L.C. LiLAC Class C...............      41    1,506
    Lloyds Banking Group P.L.C........................ 224,117  209,966
    Lloyds Banking Group P.L.C. ADR...................  66,432  253,106
    London Stock Exchange Group P.L.C.................   3,268  115,731
    Lookers P.L.C.....................................   4,741   10,697
    Low & Bonar P.L.C.................................   7,100    6,358
    Man Group P.L.C...................................  41,451   96,940
    Marks & Spencer Group P.L.C.......................  10,233   62,134
    Marshalls P.L.C...................................   2,962   13,028
    McBride P.L.C.....................................   5,164   11,413
    Mears Group P.L.C.................................   3,694   22,423
    Meggitt P.L.C.....................................  17,800   92,578
    Melrose Industries P.L.C..........................   3,086   13,156
    Michael Page International P.L.C..................   4,900   28,454
    Micro Focus International P.L.C...................   2,013   39,872
    Millennium & Copthorne Hotels P.L.C...............   4,587   27,200
    Mitchells & Butlers P.L.C.........................   4,465   18,536
    Mitie Group P.L.C.................................  12,872   52,003

                                     1130

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Mondi P.L.C.......................................  6,454 $105,220
    Moneysupermarket.com Group P.L.C..................  4,756   23,012
    Morgan Advanced Materials P.L.C...................  9,000   27,375
    Morgan Sindall Group P.L.C........................    778    7,939
    N Brown Group P.L.C...............................  2,652   11,790
    National Express Group P.L.C...................... 13,863   60,023
    National Grid P.L.C. Sponsored ADR................  1,384   98,001
    NCC Group P.L.C...................................  2,085    9,407
    Next P.L.C........................................    908   89,998
    Northgate P.L.C...................................  3,835   18,308
    Novae Group P.L.C.................................  2,345   27,426
    Old Mutual P.L.C.................................. 25,796   62,933
*   Ophir Energy P.L.C................................  1,442    1,853
    PayPoint P.L.C....................................    593    6,699
    Pearson P.L.C. Sponsored ADR......................  4,891   54,926
    Pendragon P.L.C................................... 30,527   17,222
    Pennon Group P.L.C................................  6,078   77,041
    Persimmon P.L.C...................................  6,375  186,018
    Petra Diamonds, Ltd...............................  4,104    5,197
    Petrofac, Ltd.....................................  5,259   59,932
*   Petropavlovsk P.L.C...............................  3,187      253
    Phoenix Group Holdings............................  4,723   58,552
    Playtech P.L.C....................................  2,427   26,672
    Premier Farnell P.L.C.............................  3,194    4,592
*   Premier Foods P.L.C............................... 28,858   15,365
*   Premier Oil P.L.C................................. 13,691    3,707
    Prudential P.L.C. ADR.............................  2,454   96,540
*   Punch Taverns P.L.C...............................    614    1,031
    PZ Cussons P.L.C..................................  1,245    4,736
    QinetiQ Group P.L.C............................... 15,195   50,405
    Randgold Resources, Ltd...........................    666   47,266
    Redrow P.L.C......................................  6,636   42,174
    Regus P.L.C....................................... 13,221   55,889
    RELX NV Sponsored ADR.............................  2,928   49,079
    RELX P.L.C........................................  1,825   32,110
#   RELX P.L.C. Sponsored ADR.........................  4,500   80,145
    Renishaw P.L.C....................................    508   13,234
    Rentokil Initial P.L.C............................ 30,662   68,651
    Restaurant Group P.L.C. (The).....................  4,010   30,550
    Rexam P.L.C....................................... 15,461  132,563
    Ricardo P.L.C.....................................     61      691
    Rightmove P.L.C...................................  1,847  105,387
    Rio Tinto P.L.C...................................    948   23,247
#   Rio Tinto P.L.C. Sponsored ADR....................  8,920  219,878
    Rolls-Royce Holdings P.L.C........................  2,585   20,562
    Rotork P.L.C...................................... 15,220   37,265
* Royal Bank of Scotland Group P.L.C. Sponsored ADR. 4,802 35,391 Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 5,982 263,986
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  7,130  313,221
    Royal Mail P.L.C..................................  2,654   17,448
    RPC Group P.L.C...................................  7,231   77,680
    RPS Group P.L.C...................................  5,472   14,306
    RSA Insurance Group P.L.C......................... 17,529  104,653

                                     1131

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Sage Group P.L.C. (The)........................... 17,436 $155,426
    Savills P.L.C.....................................  3,502   37,787
    Schroders P.L.C.(0239581).........................    320    9,347
    Schroders P.L.C.(0240549).........................    817   31,921
    SDL P.L.C.........................................  2,030   13,003
    Senior P.L.C......................................  9,084   28,422
    Severfield P.L.C..................................  5,353    4,506
    Severn Trent P.L.C................................  2,492   78,202
    Shanks Group P.L.C................................ 13,706   17,409
    SIG P.L.C......................................... 12,895   24,751
    Sky P.L.C.........................................  2,707   41,884
    Sky P.L.C. Sponsored ADR..........................    650   40,709
    Soco International P.L.C..........................  5,498   12,633
    Spectris P.L.C....................................  3,001   67,980
    Speedy Hire P.L.C................................. 20,261   11,988
    Spirax-Sarco Engineering P.L.C....................  1,231   53,722
    Spirent Communications P.L.C......................  5,973    6,323
*   Sports Direct International P.L.C.................  1,936   11,512
    SSE P.L.C.........................................  7,784  161,513
    St. Ives P.L.C....................................    388    1,234
    St. James's Place P.L.C...........................  7,870  107,751
    St. Modwen Properties P.L.C.......................  7,361   40,767
    Stagecoach Group P.L.C............................  7,817   31,056
    Standard Chartered P.L.C.......................... 10,091   68,074
    Standard Life P.L.C...............................  9,745   50,916
    SuperGroup P.L.C..................................    668   14,019
    Synthomer P.L.C...................................  9,204   38,688
    TalkTalk Telecom Group P.L.C...................... 10,144   31,795
    Tate & Lyle P.L.C.................................  9,536   85,448
    Taylor Wimpey P.L.C............................... 62,476  172,268
    Telecom Plus P.L.C................................    520    7,476
*   Tesco P.L.C....................................... 60,219  149,832
*   Thomas Cook Group P.L.C........................... 25,906   39,629
    Topps Tiles P.L.C.................................  4,341    8,448
    Travis Perkins P.L.C..............................  4,039  105,680
    Trinity Mirror P.L.C..............................  7,656   16,437
    TT Electronics P.L.C..............................  3,593    8,143
    TUI AG(B11LJN4)...................................  3,032   51,485
    TUI AG(5666292)...................................  2,519   42,622
    Tullett Prebon P.L.C..............................  4,980   23,980
*   Tullow Oil P.L.C..................................  2,740    6,791
    U & I Group P.L.C.................................  8,967   26,979
    UBM P.L.C.........................................  7,909   59,166
    Ultra Electronics Holdings P.L.C..................  1,481   40,295
    Unilever P.L.C. Sponsored ADR.....................  3,231  143,036
    UNITE Group P.L.C. (The)..........................  6,382   58,691
    United Utilities Group P.L.C......................  2,092   28,622
    UTV Media P.L.C...................................  3,910    9,806
#   Vedanta Resources P.L.C...........................  2,812    9,860
    Vesuvius P.L.C....................................  6,354   27,476
    Vodafone Group P.L.C.............................. 16,629   53,452
    Vodafone Group P.L.C. Sponsored ADR...............  8,539  274,968
    Weir Group P.L.C. (The)...........................  3,917   48,498

                                     1132

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
UNITED KINGDOM -- (Continued)
      WH Smith P.L.C....................................   2,310 $    60,956
      Whitbread P.L.C...................................   1,256      71,982
      WM Morrison Supermarkets P.L.C....................  47,152     117,945
      Wolseley P.L.C....................................   1,318      65,385
      Wolseley P.L.C. ADR...............................   2,684      13,498
      WPP P.L.C. Sponsored ADR..........................     717      78,010
      WS Atkins P.L.C...................................   1,777      36,701
      Xchanging P.L.C...................................   9,112      24,622
                                                                 -----------
TOTAL UNITED KINGDOM....................................          16,087,387
                                                                 -----------
UNITED STATES -- (0.1%)
*     ARRIS International P.L.C.........................   1,478      37,679
      Equinix, Inc......................................     180      55,995
                                                                 -----------
TOTAL UNITED STATES.....................................              93,674
                                                                 -----------
TOTAL COMMON STOCKS.....................................          88,046,246
                                                                 -----------
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
      Fuchs Petrolub SE.................................     309      12,673
      Henkel AG & Co. KGaA..............................      60       6,375
      Porsche Automobil Holding SE......................     335      15,193
      Volkswagen AG.....................................     519      60,438
                                                                 -----------
TOTAL GERMANY...........................................              94,679
                                                                 -----------
TOTAL PREFERRED STOCKS..................................              94,679
                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     Lai Sun Development Co., Ltd. Rights 01/29/16.....  71,500          --
                                                                 -----------
ITALY -- (0.0%)
*     Saipem SpA Rights 02/11/16........................   2,009       6,312
                                                                 -----------
SPAIN -- (0.0%)
*     ACS Actividades de Costruction y Servicios SA
        Rights 01/29/16.................................   1,248         554
*     Iberdrola SA Rights 02/01/16......................  43,450       6,070
                                                                 -----------
TOTAL SPAIN.............................................               6,624
                                                                 -----------
TOTAL RIGHTS/WARRANTS...................................              12,936
                                                                 -----------
TOTAL INVESTMENT SECURITIES.............................          88,153,861
                                                                 -----------

                                                                   VALUE+
                                                                 -----------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund.................... 398,589   4,611,672
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $107,886,954)^^.....         $92,765,533
                                                                 ===========

                                     1133

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
 Common Stocks
    Australia...................... $   245,826 $ 4,994,597   --    $ 5,240,423
    Austria........................          --     444,039   --        444,039
    Belgium........................     114,928   1,204,292   --      1,319,220
    Canada.........................   6,861,262       1,871   --      6,863,133
    China..........................          --         129   --            129
    Denmark........................          --   1,090,693   --      1,090,693
    Finland........................     265,004   1,541,407   --      1,806,411
    France.........................     448,543   6,774,038   --      7,222,581
    Germany........................     271,845   5,459,346   --      5,731,191
    Greece.........................          --          --   --             --
    Hong Kong......................          --   2,207,757   --      2,207,757
    Ireland........................     107,029     427,453   --        534,482
    Israel.........................      21,972     466,217   --        488,189
    Italy..........................     225,876   2,201,466   --      2,427,342
    Japan..........................     736,202  20,492,746   --     21,228,948
    Netherlands....................     241,736   2,060,666   --      2,302,402
    New Zealand....................          --     299,787   --        299,787
    Norway.........................      47,374     736,708   --        784,082
    Portugal.......................          --     290,416   --        290,416
    Singapore......................          --     952,106   --        952,106
    Spain..........................     327,431   1,945,907   --      2,273,338
    Sweden.........................      60,707   2,763,824   --      2,824,531
    Switzerland....................     270,915   5,263,070   --      5,533,985
    United Kingdom.................   3,764,947  12,322,440   --     16,087,387
    United States..................      93,674          --   --         93,674
 Preferred Stocks
    Germany........................          --      94,679   --         94,679
 Rights/Warrants
    Hong Kong......................          --          --   --             --
    Italy..........................          --       6,312   --          6,312
    Spain..........................          --       6,624   --          6,624
 Securities Lending Collateral.....          --   4,611,672   --      4,611,672
                                    ----------- -----------   --    -----------
 TOTAL............................. $14,105,271 $78,600,262   --    $92,765,533
                                    =========== ===========   ==    ===========

                                     1134

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc....................... 6,387,348 $103,219,538
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 7,100,919   75,908,821
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc................ 1,316,843   19,792,144
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $224,086,287)................................            198,920,503
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.358%
  (Cost $425,380).......................................   425,380      425,380
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $224,511,667)^^..............................           $199,345,883
                                                                   ============

                                     1135

WORLD CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $198,920,503   --      --    $198,920,503
Temporary Cash Investments...........      425,380   --      --         425,380
                                      ------------   --      --    ------------
TOTAL................................ $199,345,883   --      --    $199,345,883
                                      ============   ==      ==    ============

                                     1136

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)     VALUE+
                                                         --------- -----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
     0.625%, 02/15/43...................................  $15,892  $14,337,385
     1.375%, 02/15/44...................................    6,772    7,212,651
     0.750%, 02/15/45...................................    7,941    7,186,123
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS.........................            28,736,159
                                                                   -----------
TOTAL INVESTMENT SECURITIES.............................            28,736,159
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $27,909,265)^^..................................           $28,736,159
                                                                   ===========


                                     1137

DFA LTIP PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
  U.S. Treasury Obligations...........   --     $28,736,159   --    $28,736,159
                                         --     -----------   --    -----------
  TOTAL...............................   --     $28,736,159   --    $28,736,159
                                         ==     ===========   ==    ===========

                                     1138

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (89.5%)

Consumer Discretionary -- (15.0%)
*   1-800-Flowers.com, Inc. Class A...................  4,043 $   28,726
    A.H. Belo Corp. Class A...........................  1,763     10,543
    Aaron's, Inc......................................  7,257    166,040
    Abercrombie & Fitch Co. Class A...................  5,896    154,711
    Advance Auto Parts, Inc...........................  1,545    234,917
*   Amazon.com, Inc...................................  3,900  2,289,300
    AMC Entertainment Holdings, Inc. Class A..........  2,449     53,388
#*  AMC Networks, Inc. Class A........................  1,195     86,984
#*  America's Car-Mart, Inc...........................  1,100     25,806
*   American Axle & Manufacturing Holdings, Inc.......  7,509     96,265
#   American Eagle Outfitters, Inc.................... 17,493    256,098
#*  American Public Education, Inc....................  2,102     33,170
*   Apollo Education Group, Inc.......................  7,336     58,248
    Aramark........................................... 15,998    511,136
    Arctic Cat, Inc...................................  1,500     18,465
    Ark Restaurants Corp..............................    120      2,587
#*  Asbury Automotive Group, Inc......................  3,749    176,503
*   Ascena Retail Group, Inc.......................... 21,820    161,032
*   Ascent Capital Group, Inc. Class A................    900     10,251
#   Autoliv, Inc......................................  4,570    469,705
*   AutoNation, Inc...................................  8,474    366,500
*   AutoZone, Inc.....................................    400    306,956
*   Ballantyne Strong, Inc............................    900      3,996
*   Barnes & Noble Education, Inc.....................  4,249     46,824
    Barnes & Noble, Inc...............................  7,754     68,003
    Bassett Furniture Industries, Inc.................  1,200     35,892
#*  Beazer Homes USA, Inc.............................  1,140      9,747
#*  Bed Bath & Beyond, Inc............................ 13,917    600,797
*   Belmond, Ltd. Class A............................. 11,073     93,678
    Best Buy Co., Inc................................. 23,322    651,383
    Big 5 Sporting Goods Corp.........................  2,401     29,220
#   Big Lots, Inc.....................................  8,089    313,691
*   Biglari Holdings, Inc.............................     52     19,665
    Bloomin' Brands, Inc.............................. 19,191    338,913
*   Blue Nile, Inc....................................  1,050     36,530
    Bob Evans Farms, Inc..............................  2,625    107,468
#   Bon-Ton Stores, Inc. (The)........................  1,300      2,210
    BorgWarner, Inc................................... 14,632    429,596
*   Bridgepoint Education, Inc........................  6,286     42,116
*   Bright Horizons Family Solutions, Inc.............  4,941    346,710
    Brinker International, Inc........................  3,391    168,668
    Brunswick Corp....................................  7,516    299,513
#   Buckle, Inc. (The)................................  1,193     33,905
*   Build-A-Bear Workshop, Inc........................  2,400     31,392
#*  Burlington Stores, Inc............................  3,083    165,650
#*  Cabela's, Inc.....................................  7,890    331,932
    Cable One, Inc....................................    700    300,993
    Cablevision Systems Corp. Class A................. 10,800    344,628
#   CalAtlantic Group, Inc............................  9,981    324,283
    Caleres, Inc......................................  4,171    112,116
    Callaway Golf Co..................................  5,865     51,084

                                     1139

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.......................   2,515 $   11,318
    Capella Education Co..............................   1,786     78,423
*   Career Education Corp.............................   6,948     20,010
#*  CarMax, Inc.......................................  13,053    576,682
*   Carmike Cinemas, Inc..............................   1,710     37,928
    Carnival Corp.....................................   9,448    454,732
    Carriage Services, Inc............................   1,852     41,096
*   Carrols Restaurant Group, Inc.....................   4,105     54,843
    Carter's, Inc.....................................   3,883    377,505
    Cato Corp. (The) Class A..........................   2,682    108,165
*   Cavco Industries, Inc.............................     680     57,025
#   CBS Corp. Class A.................................     234     12,227
    CBS Corp. Class B.................................   9,928    471,580
*   Charles & Colvard, Ltd............................     612        581
#*  Charter Communications, Inc. Class A..............   1,093    187,296
#   Cheesecake Factory, Inc. (The)....................   6,109    295,065
*   Cherokee, Inc.....................................     813     13,317
    Chico's FAS, Inc..................................  11,022    114,519
    Children's Place, Inc. (The)......................   2,085    135,733
#*  Chipotle Mexican Grill, Inc.......................     300    135,891
    Choice Hotels International, Inc..................   2,560    111,923
#*  Christopher & Banks Corp..........................   3,927      6,794
    Cinemark Holdings, Inc............................  12,924    381,129
    Citi Trends, Inc..................................   1,712     35,370
#   Clear Channel Outdoor Holdings, Inc. Class A......   1,900      9,595
    ClubCorp Holdings, Inc............................   8,457    101,230
#   Coach, Inc........................................  14,194    525,888
    Collectors Universe, Inc..........................     700     10,675
#   Columbia Sportswear Co............................   4,896    270,161
    Comcast Corp. Class A............................. 113,286  6,311,163
#*  Conn's, Inc.......................................   3,060     37,699
    Cooper Tire & Rubber Co...........................   6,800    247,928
#*  Cooper-Standard Holding, Inc......................   1,791    124,045
#   Cracker Barrel Old Country Store, Inc.............   2,323    304,847
*   Crocs, Inc........................................   6,759     62,250
*   Crown Media Holdings, Inc. Class A................  16,972     76,204
#   CSS Industries, Inc...............................     770     21,568
    CST Brands, Inc...................................   9,159    354,820
    Culp, Inc.........................................   1,605     40,639
*   Cumulus Media, Inc. Class A.......................   6,797      1,783
#   Dana Holding Corp.................................  21,346    253,804
#*  Deckers Outdoor Corp..............................   3,337    165,048
    Delphi Automotive P.L.C...........................   3,700    240,278
*   Delta Apparel, Inc................................     600      7,230
#*  Denny's Corp......................................   5,832     54,646
    Destination Maternity Corp........................   1,363      9,118
*   Destination XL Group, Inc.........................   6,077     26,131
#   DeVry Education Group, Inc........................   5,721    113,848
#*  Diamond Resorts International, Inc................   7,373    135,811
    Dick's Sporting Goods, Inc........................   9,103    355,745
#   Dillard's, Inc. Class A...........................   4,423    311,423
    DineEquity, Inc...................................   3,003    255,015
#*  Discovery Communications, Inc. Class A............   6,500    179,335

                                     1140

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class C............  11,919 $  324,316
*   DISH Network Corp. Class A........................   2,947    142,252
#*  Dixie Group, Inc. (The)...........................   1,369      5,955
    Dollar General Corp...............................   7,530    565,202
*   Dollar Tree, Inc..................................   4,785    389,116
    Domino's Pizza, Inc...............................   1,200    136,716
#*  Dorman Products, Inc..............................   4,152    179,782
    DR Horton, Inc....................................  13,343    367,066
*   DreamWorks Animation SKG, Inc. Class A............   6,140    157,430
    Drew Industries, Inc..............................   3,148    180,695
#   DSW, Inc. Class A.................................   8,403    201,756
#   Dunkin' Brands Group, Inc.........................   3,852    151,615
*   Emerson Radio Corp................................   1,100      1,067
*   Entercom Communications Corp. Class A.............   2,874     30,148
    Entravision Communications Corp. Class A..........   7,957     59,359
#   Escalade, Inc.....................................   1,450     17,545
#   Ethan Allen Interiors, Inc........................   2,800     74,760
#*  EVINE Live, Inc...................................   3,340      4,075
    EW Scripps Co. (The) Class A......................   5,597    106,231
    Expedia, Inc......................................   3,382    341,717
*   Express, Inc......................................  11,471    194,548
#*  Famous Dave's of America, Inc.....................     843      5,614
#*  Federal-Mogul Holdings Corp.......................   8,186     39,047
#*  Fiesta Restaurant Group, Inc......................   1,467     53,399
    Finish Line, Inc. (The) Class A...................   5,243     99,302
#*  Five Below, Inc...................................   4,041    142,364
    Flexsteel Industries, Inc.........................     648     28,266
    Foot Locker, Inc..................................   9,022    609,526
    Ford Motor Co..................................... 167,143  1,995,687
#*  Fossil Group, Inc.................................   3,088    100,669
#*  Fox Factory Holding Corp..........................   5,023     74,290
*   Francesca's Holdings Corp.........................   4,910     89,509
#   Fred's, Inc. Class A..............................   4,237     69,911
#*  FTD Cos., Inc.....................................   3,111     76,842
*   G-III Apparel Group, Ltd..........................   4,488    221,528
*   Gaiam, Inc. Class A...............................     597      2,925
#   GameStop Corp. Class A............................  13,200    345,972
*   Gaming Partners International Corp................     400      3,680
#   Gannett Co., Inc..................................  11,467    170,170
#   Gap, Inc. (The)...................................   9,308    230,094
#   Garmin, Ltd.......................................   7,197    253,190
    General Motors Co.................................  54,544  1,616,684
#*  Genesco, Inc......................................   2,574    170,244
#   Gentex Corp.......................................  30,732    420,721
*   Gentherm, Inc.....................................   3,912    156,519
    Genuine Parts Co..................................  10,986    946,664
*   Global Eagle Entertainment, Inc...................   3,800     38,380
    GNC Holdings, Inc. Class A........................  11,330    317,353
    Goodyear Tire & Rubber Co. (The)..................  17,751    504,306
#*  GoPro, Inc. Class A...............................   1,877     21,492
#*  Gordmans Stores, Inc..............................   1,178      2,957
    Graham Holdings Co. Class B.......................     300    145,407
#*  Grand Canyon Education, Inc.......................   6,402    241,035

                                     1141

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc.                               7,293 $   95,903
*   Green Brick Partners, Inc.........................  4,161     24,467
#   Group 1 Automotive, Inc...........................  2,694    144,533
#*  Groupon, Inc...................................... 12,334     33,548
    Guess?, Inc.......................................  6,685    123,940
#   H&R Block, Inc....................................  6,388    217,511
#   Hanesbrands, Inc..................................  9,600    293,472
#   Harley-Davidson, Inc.............................. 14,227    569,080
    Harman International Industries, Inc..............  3,736    277,921
    Harte-Hanks, Inc..................................  7,584     25,937
#   Hasbro, Inc.......................................  2,562    190,305
    Haverty Furniture Cos., Inc.......................  2,057     38,980
*   Helen of Troy, Ltd................................  2,520    225,212
#*  hhgregg, Inc......................................  2,852      5,191
*   Hibbett Sports, Inc...............................  2,337     75,158
    Hilton Worldwide Holdings, Inc.................... 13,134    233,917
    Home Depot, Inc. (The)............................ 13,337  1,677,261
    Hooker Furniture Corp.............................    554     15,905
*   Horizon Global Corp...............................  1,406     13,427
*   Houghton Mifflin Harcourt Co......................  9,870    176,081
    HSN, Inc..........................................  3,549    167,016
*   Hyatt Hotels Corp. Class A........................    906     35,044
#*  Iconix Brand Group, Inc...........................  5,768     38,300
*   Installed Building Products, Inc..................  2,534     52,783
    International Speedway Corp. Class A..............  2,660     90,812
    Interpublic Group of Cos., Inc. (The).............  9,100    204,204
    Interval Leisure Group, Inc.......................  5,640     66,439
*   Intrawest Resorts Holdings, Inc...................  3,742     31,470
#*  iRobot Corp.......................................  1,239     42,039
#*  ITT Educational Services, Inc.....................    800      2,168
#   Jack in the Box, Inc..............................  2,415    187,501
#*  JAKKS Pacific, Inc................................    496      3,695
#*  Jamba, Inc........................................  1,100     14,234
#*  JC Penney Co., Inc................................ 21,941    159,292
    John Wiley & Sons, Inc. Class A...................  5,525    230,945
    John Wiley & Sons, Inc. Class B...................    312     13,170
    Johnson Controls, Inc............................. 21,742    779,886
    Johnson Outdoors, Inc. Class A....................    766     16,469
    Journal Media Group, Inc..........................  1,638     19,689
*   K12, Inc..........................................  4,300     39,517
#*  Kate Spade & Co...................................  3,795     67,589
#   KB Home...........................................  6,016     65,334
    Kirkland's, Inc...................................  2,193     25,943
    Kohl's Corp....................................... 12,893    641,427
*   Krispy Kreme Doughnuts, Inc.......................  4,347     63,727
#   L Brands, Inc.....................................  2,900    278,835
*   La Quinta Holdings, Inc........................... 10,470    118,730
    La-Z-Boy, Inc.....................................  5,515    118,242
*   Lakeland Industries, Inc..........................    300      3,879
*   Lands' End, Inc...................................  1,188     25,875
    Lear Corp.........................................  5,197    539,605
#*  Lee Enterprises, Inc..............................  1,100      1,595
    Leggett & Platt, Inc..............................  3,142    130,424

                                     1142

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A..............................  7,197 $  303,354
    Lennar Corp. Class B..............................    755     26,161
    Libbey, Inc.......................................  2,657     42,512
*   Liberty Broadband Corp. Class A...................  1,120     53,312
*   Liberty Broadband Corp. Class C...................  4,245    199,515
*   Liberty Interactive Corp., QVC Group Class A...... 21,490    560,029
*   Liberty Media Corp. Class A.......................  3,630    132,931
*   Liberty Media Corp. Class C.......................  8,335    296,643
    Liberty Tax, Inc..................................  1,200     25,740
*   Liberty TripAdvisor Holdings, Inc. Class A........  6,812    152,112
*   Liberty TripAdvisor Holdings, Inc. Class B........      6        141
*   Liberty Ventures Series A......................... 13,369    525,803
    Lifetime Brands, Inc..............................  1,597     19,132
#   Lions Gate Entertainment Corp.....................  4,004    104,705
    Lithia Motors, Inc. Class A.......................  2,690    205,973
*   Live Nation Entertainment, Inc.................... 12,530    284,431
*   LKQ Corp.......................................... 15,609    427,687
*   Loral Space & Communications, Inc.................    771     26,638
    Lowe's Cos., Inc.................................. 13,724    983,462
*   Luby's, Inc.......................................  1,850      7,992
#*  Lululemon Athletica, Inc..........................  2,568    159,396
#*  Lumber Liquidators Holdings, Inc..................  1,700     21,947
*   M/I Homes, Inc....................................  2,700     48,384
#   Macy's, Inc.......................................  8,856    357,871
*   Madison Square Garden Co. (The) Class A...........  1,519    234,048
    Marcus Corp. (The)................................  1,500     28,410
    Marine Products Corp..............................    880      6,864
*   MarineMax, Inc....................................  2,363     39,958
#   Marriott International, Inc. Class A..............  4,453    272,880
    Marriott Vacations Worldwide Corp.................  2,857    141,107
#   Mattel, Inc....................................... 16,005    441,578
#*  Mattress Firm Holding Corp........................    851     31,062
#*  McClatchy Co. (The) Class A.......................  6,574      6,574
    McDonald's Corp................................... 10,952  1,355,639
#   MDC Holdings, Inc.................................  5,029    109,431
#*  Media General, Inc................................ 13,638    221,481
    Meredith Corp.....................................  3,898    164,924
*   Meritage Homes Corp...............................  4,326    142,801
#*  Michael Kors Holdings, Ltd........................  5,446    217,295
#*  Michaels Cos., Inc. (The)......................... 10,300    224,540
*   Modine Manufacturing Co...........................  4,909     31,516
*   Mohawk Industries, Inc............................  2,925    486,749
#   Monro Muffler Brake, Inc..........................  2,796    183,837
*   Motorcar Parts of America, Inc....................  2,025     69,599
    Movado Group, Inc.................................  1,800     46,260
*   MSG Networks, Inc. Class A........................  4,558     79,719
*   Murphy USA, Inc...................................  6,295    364,166
    NACCO Industries, Inc. Class A....................    500     23,795
    Nathan's Famous, Inc..............................    600     32,238
    National CineMedia, Inc...........................  5,258     82,235
*   Nautilus, Inc.....................................  4,510     87,855
#*  Netflix, Inc......................................  2,800    257,152
    New Media Investment Group, Inc...................    900     15,588

                                     1143

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
*   New York & Co., Inc...............................  5,501 $ 12,102
#   New York Times Co. (The) Class A.................. 11,858  156,763
    Newell Rubbermaid, Inc............................  5,302  205,612
    News Corp. Class A................................ 11,907  154,434
    News Corp. Class B................................  5,475   73,091
    Nexstar Broadcasting Group, Inc. Class A..........  2,158   97,563
    NIKE, Inc. Class B................................ 11,440  709,394
*   Noodles & Co......................................    700    8,428
#   Nordstrom, Inc....................................  5,569  273,438
#*  Norwegian Cruise Line Holdings, Ltd............... 11,991  544,032
    Nutrisystem, Inc..................................  2,677   53,031
*   NVR, Inc..........................................    199  328,549
*   O'Reilly Automotive, Inc..........................  2,219  578,937
*   Office Depot, Inc................................. 42,218  217,423
#   Omnicom Group, Inc................................  4,822  353,694
#   Outerwall, Inc....................................  1,885   63,713
*   Overstock.com, Inc................................    945   11,208
    Oxford Industries, Inc............................  2,269  158,512
*   Panera Bread Co. Class A..........................  1,780  345,320
    Papa John's International, Inc....................  2,782  132,840
    Penske Automotive Group, Inc...................... 10,075  316,053
*   Pep Boys-Manny, Moe & Jack (The)..................  6,200  114,638
*   Perfumania Holdings, Inc..........................    260      582
*   Perry Ellis International, Inc....................  1,810   34,408
#   PetMed Express, Inc...............................  1,883   33,932
    Pier 1 Imports, Inc...............................  8,159   32,799
#   Polaris Industries, Inc...........................  1,500  110,760
    Pool Corp.........................................  2,790  235,755
*   Popeyes Louisiana Kitchen, Inc....................  1,622   99,964
*   Priceline Group, Inc. (The).......................    661  703,945
    PulteGroup, Inc................................... 19,812  332,049
    PVH Corp..........................................  3,850  282,513
    Ralph Lauren Corp.................................  2,995  336,937
*   Reading International, Inc. Class A...............  2,550   27,693
*   Red Lion Hotels Corp..............................  1,300    7,345
*   Red Robin Gourmet Burgers, Inc....................  1,336   82,485
#   Regal Entertainment Group Class A.................  5,943  102,517
*   Regis Corp........................................  4,906   73,296
    Rent-A-Center, Inc................................  5,611   76,422
#*  Rentrak Corp......................................    600   26,682
#   Restaurant Brands International, Inc..............  2,800   94,024
#*  Restoration Hardware Holdings, Inc................  3,400  209,508
    Rocky Brands, Inc.................................    402    4,378
    Ross Stores, Inc..................................  6,392  359,614
    Royal Caribbean Cruises, Ltd......................  7,893  646,910
*   Ruby Tuesday, Inc.................................  6,655   36,270
#   Saga Communications, Inc. Class A.................    347   14,543
    Salem Media Group, Inc............................  1,500    5,835
#*  Sally Beauty Holdings, Inc........................  6,985  192,507
    Scholastic Corp...................................  3,000  102,990
    Scripps Networks Interactive, Inc. Class A........  2,293  139,804
#   SeaWorld Entertainment, Inc....................... 14,135  269,413
*   Select Comfort Corp...............................  5,337  112,397

                                     1144

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Sequential Brands Group, Inc......................    217 $    1,397
    Service Corp. International....................... 24,389    589,970
*   ServiceMaster Global Holdings, Inc................ 16,098    679,497
*   Shiloh Industries, Inc............................  1,671      6,567
    Shoe Carnival, Inc................................  2,230     51,714
#*  Shutterfly, Inc...................................  2,740    114,121
#   Signet Jewelers, Ltd..............................  4,222    489,752
#   Sinclair Broadcast Group, Inc. Class A............  8,555    282,315
#*  Sirius XM Holdings, Inc........................... 31,815    117,716
#   Six Flags Entertainment Corp......................  5,326    267,738
*   Sizmek, Inc.......................................  2,881      9,824
*   Skechers U.S.A., Inc. Class A..................... 10,736    302,648
*   Skullcandy, Inc...................................  1,600      5,088
*   Skyline Corp......................................    400      1,800
*   Smith & Wesson Holding Corp.......................  8,100    174,636
#   Sonic Automotive, Inc. Class A....................  4,084     69,918
    Sonic Corp........................................  4,075    119,723
#   Sotheby's.........................................  7,252    170,349
    Spartan Motors, Inc...............................  3,249      9,422
    Speedway Motorsports, Inc.........................  3,766     71,064
*   Sportsman's Warehouse Holdings, Inc...............    868     11,379
#   Stage Stores, Inc.................................  3,367     27,946
    Standard Motor Products, Inc......................  2,454     91,559
*   Stanley Furniture Co., Inc........................    661      1,586
    Staples, Inc...................................... 17,922    159,864
    Starbucks Corp.................................... 15,308    930,267
    Starwood Hotels & Resorts Worldwide, Inc..........  3,575    222,508
*   Starz Class A.....................................  5,158    146,642
*   Starz Class B.....................................     87      2,473
    Stein Mart, Inc...................................  6,605     48,613
*   Steven Madden, Ltd................................  6,816    220,089
*   Stoneridge, Inc...................................  2,545     28,784
#   Strattec Security Corp............................    400     19,188
#*  Strayer Education, Inc............................  1,900    101,441
    Sturm Ruger & Co., Inc............................  1,639     96,455
    Superior Industries International, Inc............  2,981     54,880
    Superior Uniform Group, Inc.......................  1,686     30,061
*   Systemax, Inc.....................................  2,256     19,176
    Tailored Brands, Inc..............................  4,405     60,393
    Target Corp....................................... 15,137  1,096,222
*   Taylor Morrison Home Corp. Class A................  4,959     59,756
    TEGNA, Inc........................................ 13,117    314,939
#*  Tempur Sealy International, Inc...................  4,072    245,704
*   Tenneco, Inc......................................  4,872    186,159
#*  Tesla Motors, Inc.................................    280     53,536
#   Texas Roadhouse, Inc..............................  7,000    257,810
    Thor Industries, Inc..............................  5,458    286,163
#   Tiffany & Co......................................  9,147    583,944
*   Tile Shop Holdings, Inc...........................    500      7,555
#*  Tilly's, Inc. Class A.............................    732      4,751
    Time Warner Cable, Inc............................  9,373  1,705,980
    Time Warner, Inc.................................. 26,817  1,888,989
    Time, Inc......................................... 10,559    158,385

                                     1145

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
    TJX Cos., Inc. (The)..............................  7,317 $   521,263
*   Toll Brothers, Inc................................  5,074     140,144
*   TopBuild Corp.....................................  1,133      30,342
    Tower International, Inc..........................  2,423      55,777
    Tractor Supply Co.................................  3,232     285,418
*   Trans World Entertainment Corp....................    200         656
*   TRI Pointe Group, Inc............................. 17,077     179,992
#*  TripAdvisor, Inc..................................  2,369     158,154
#*  Tuesday Morning Corp..............................  1,700       9,469
#*  Tumi Holdings, Inc................................  6,959     120,321
#   Tupperware Brands Corp............................  3,167     147,044
    Twenty-First Century Fox, Inc. Class A............ 21,184     571,332
    Twenty-First Century Fox, Inc. Class B............  7,800     211,380
*   Ulta Salon Cosmetics & Fragrance, Inc.............  3,400     615,978
#*  Under Armour, Inc. Class A........................  2,600     222,118
*   Unifi, Inc........................................  1,402      33,466
*   Universal Electronics, Inc........................  1,382      69,307
    Universal Technical Institute, Inc................  1,356       5,193
#*  Urban Outfitters, Inc............................. 14,395     329,358
*   US Auto Parts Network, Inc........................  1,256       3,454
    Vail Resorts, Inc.................................  3,904     488,000
    VF Corp...........................................  3,356     210,086
    Viacom, Inc. Class A..............................    100       4,854
    Viacom, Inc. Class B..............................  3,419     156,043
#*  Vince Holding Corp................................  1,500       7,755
*   Vista Outdoor, Inc................................  5,115     246,594
    Visteon Corp......................................  4,005     267,854
*   Vitamin Shoppe, Inc...............................  2,642      80,396
*   VOXX International Corp...........................  2,097       8,996
    Walt Disney Co. (The)............................. 27,965   2,679,606
*   WCI Communities, Inc..............................  2,373      49,691
    Wendy's Co. (The)................................. 34,658     354,551
*   West Marine, Inc..................................  2,272      18,789
#   Weyco Group, Inc..................................  1,047      28,060
    Whirlpool Corp....................................  4,120     553,687
*   William Lyon Homes Class A........................  2,672      29,018
#   Williams-Sonoma, Inc..............................  2,819     145,630
#   Winmark Corp......................................    400      37,744
#   Winnebago Industries, Inc.........................  3,180      56,000
    Wolverine World Wide, Inc......................... 10,824     183,034
#   Wyndham Worldwide Corp............................  8,232     534,257
    Yum! Brands, Inc..................................  4,438     321,178
*   Zagg, Inc.........................................  3,143      28,978
#*  Zumiez, Inc.......................................  3,207      58,079
                                                              -----------
Total Consumer Discretionary..........................         89,723,464
                                                              -----------
Consumer Staples -- (6.3%)
#   Alico, Inc........................................    722      21,927
    Andersons, Inc. (The).............................  2,971      87,080
#   Avon Products, Inc................................ 11,332      38,415
#   B&G Foods, Inc....................................  7,413     269,981
    Bunge, Ltd........................................  6,974     432,458
#   Cal-Maine Foods, Inc..............................  4,830     243,770

                                     1146

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
    Calavo Growers, Inc...............................  1,714 $   88,700
#   Campbell Soup Co..................................  7,570    427,024
    Casey's General Stores, Inc.......................  5,256    634,609
*   Central Garden & Pet Co...........................    800     10,792
*   Central Garden & Pet Co. Class A..................  4,600     63,572
#*  Chefs' Warehouse, Inc. (The)......................  2,008     26,405
    Clorox Co. (The)..................................  3,119    402,507
#   Coca-Cola Bottling Co. Consolidated...............    835    146,877
    Coca-Cola Co. (The)............................... 51,918  2,228,321
    Coca-Cola Enterprises, Inc........................  6,485    301,034
    Colgate-Palmolive Co..............................  9,625    649,976
    ConAgra Foods, Inc................................  3,408    141,909
    Costco Wholesale Corp.............................  5,196    785,220
#   Coty, Inc. Class A................................  2,200     54,142
    CVS Health Corp................................... 39,980  3,861,668
*   Darling Ingredients, Inc.......................... 13,939    125,312
#   Dean Foods Co.....................................  8,392    167,672
*   Diamond Foods, Inc................................  3,094    113,550
    Dr Pepper Snapple Group, Inc......................  4,291    402,667
    Edgewell Personal Care Co.........................  3,034    224,546
    Energizer Holdings, Inc...........................  2,567     82,247
#   Estee Lauder Cos., Inc. (The) Class A.............  2,392    203,918
*   Farmer Brothers Co................................  2,029     56,548
    Flowers Foods, Inc................................ 18,695    383,995
    Fresh Del Monte Produce, Inc......................  5,871    239,596
*   Fresh Market, Inc. (The)..........................  3,200     61,312
    General Mills, Inc................................  7,633    431,341
#*  Hain Celestial Group, Inc. (The)..................  5,300    192,814
#*  Herbalife, Ltd....................................  4,380    202,400
    Hormel Foods Corp.................................  5,607    450,859
*   HRG Group, Inc.................................... 16,799    203,940
#   Ingles Markets, Inc. Class A......................  1,571     60,264
    Ingredion, Inc....................................  7,690    774,537
    Inter Parfums, Inc................................  2,557     68,655
#*  Inventure Foods, Inc..............................  2,048     11,510
    J&J Snack Foods Corp..............................  1,979    213,692
    JM Smucker Co. (The)..............................  6,532    838,186
    John B. Sanfilippo & Son, Inc.....................  1,000     59,990
    Kellogg Co........................................  2,818    206,954
    Keurig Green Mountain, Inc........................  1,345    120,041
    Kimberly-Clark Corp...............................  4,048    519,844
    Kraft Heinz Co. (The).............................  3,560    277,894
    Kroger Co. (The).................................. 12,880    499,873
    Lancaster Colony Corp.............................  2,193    222,984
*   Landec Corp.......................................  2,933     35,284
#*  Lifevantage Corp..................................  1,400     11,718
*   Lifeway Foods, Inc................................    300      3,846
#   Limoneira Co......................................  1,022     12,857
*   Mannatech, Inc....................................     40        704
    McCormick & Co., Inc.(579780107)..................     90      7,887
#   McCormick & Co., Inc.(579780206)..................  2,270    199,692
    Mead Johnson Nutrition Co.........................  4,800    347,952
    Medifast, Inc.....................................  1,758     51,035

                                     1147

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
    Mondelez International, Inc. Class A.............. 51,986 $ 2,240,597
*   Monster Beverage Corp.............................    800     108,024
*   National Beverage Corp............................  2,957     122,242
#*  Natural Grocers by Vitamin Cottage, Inc...........  2,621      47,204
    Nature's Sunshine Products, Inc...................  1,300      11,154
#   Nu Skin Enterprises, Inc. Class A.................  4,768     150,907
*   Nutraceutical International Corp..................    930      22,041
    Oil-Dri Corp. of America..........................    300      11,250
*   Omega Protein Corp................................  2,490      56,249
#   Orchids Paper Products Co.........................    952      28,084
    PepsiCo, Inc...................................... 20,764   2,061,865
#*  Pilgrim's Pride Corp..............................  5,562     123,365
    Pinnacle Foods, Inc............................... 11,220     481,226
#*  Post Holdings, Inc................................  7,896     461,916
#   PriceSmart, Inc...................................  2,141     163,915
*   Primo Water Corp..................................  1,203      11,212
    Procter & Gamble Co. (The)........................ 61,871   5,054,242
*   Revlon, Inc. Class A..............................  2,672      79,439
*   Rite Aid Corp..................................... 23,781     185,254
    Rocky Mountain Chocolate Factory, Inc.............    400       4,184
#   Sanderson Farms, Inc..............................  3,290     267,214
*   Seneca Foods Corp. Class A........................  1,000      27,630
#   Snyder's-Lance, Inc...............................  6,789     214,329
    SpartanNash Co....................................  4,100      84,132
#   Spectrum Brands Holdings, Inc.....................  2,587     245,868
#*  Sprouts Farmers Market, Inc.......................  5,288     120,566
*   SUPERVALU, Inc.................................... 18,800      85,540
#   Sysco Corp........................................  9,090     361,873
#   Tootsie Roll Industries, Inc......................  1,656      54,350
*   TreeHouse Foods, Inc..............................  5,472     434,258
    Tyson Foods, Inc. Class A......................... 19,018   1,014,800
#*  United Natural Foods, Inc.........................  3,563     124,776
*   USANA Health Sciences, Inc........................  1,200     152,280
    Village Super Market, Inc. Class A................  1,203      31,591
    Wal-Mart Stores, Inc.............................. 26,300   1,745,268
    Walgreens Boots Alliance, Inc..................... 21,457   1,710,552
    WD-40 Co..........................................  1,300     134,290
    Weis Markets, Inc.................................  2,323      94,360
#*  WhiteWave Foods Co. (The).........................  4,710     177,802
#   Whole Foods Market, Inc...........................  8,985     263,350
                                                              -----------
Total Consumer Staples................................         37,773,702
                                                              -----------
Energy -- (7.0%)
    Adams Resources & Energy, Inc.....................    617      20,774
    Alon USA Energy, Inc..............................  7,498      94,325
    Anadarko Petroleum Corp...........................  7,026     274,646
#   Apache Corp.......................................  7,819     332,620
    Archrock, Inc.....................................  7,171      43,026
#   Atwood Oceanics, Inc..............................  5,597      34,310
    Baker Hughes, Inc................................. 11,739     510,764
#*  Basic Energy Services, Inc........................  3,410       7,843
#   Bristow Group, Inc................................  3,443      80,084
#*  C&J Energy Services, Ltd..........................  4,789      11,781

                                     1148

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
#   Cabot Oil & Gas Corp..............................   8,697 $  180,463
#   California Resources Corp.........................  31,832     45,520
*   Callon Petroleum Co...............................   6,901     47,272
*   Cameron International Corp........................   9,327    612,411
#   CARBO Ceramics, Inc...............................   2,000     33,100
*   Carrizo Oil & Gas, Inc............................   3,439     93,300
#*  Cheniere Energy, Inc..............................   4,300    129,215
#   Chesapeake Energy Corp............................  27,293     92,523
    Chevron Corp......................................  25,080  2,168,668
    Cimarex Energy Co.................................   3,136    291,648
#*  Clayton Williams Energy, Inc......................   1,048     18,005
#*  Clean Energy Fuels Corp...........................   6,207     16,635
#*  Cloud Peak Energy, Inc............................   1,263      1,895
*   Cobalt International Energy, Inc..................  33,373    126,484
    Columbia Pipeline Group, Inc......................   4,677     86,758
*   Concho Resources, Inc.............................   3,761    357,784
    ConocoPhillips....................................  32,769  1,280,613
#   CONSOL Energy, Inc................................   7,580     60,185
#*  Continental Resources, Inc........................   1,400     29,554
#   Core Laboratories NV..............................   2,200    216,480
#   CVR Energy, Inc...................................   4,948    173,279
*   Dawson Geophysical Co.............................   1,562      4,967
    Delek US Holdings, Inc............................   6,686    113,796
#   Denbury Resources, Inc............................   5,869      9,156
    Devon Energy Corp.................................   6,441    179,704
    DHT Holdings, Inc.................................   9,539     55,135
#   Diamond Offshore Drilling, Inc....................  11,460    213,041
#*  Diamondback Energy, Inc...........................   5,518    416,885
#*  Dorian LPG, Ltd...................................   6,121     64,760
#*  Dril-Quip, Inc....................................   3,592    210,635
#   Energen Corp......................................   2,596     91,561
#   Energy XXI, Ltd...................................   6,596      5,719
*   ENGlobal Corp.....................................   1,300      1,179
#   EnLink Midstream LLC..............................   9,217    116,595
    EOG Resources, Inc................................  19,792  1,405,628
#*  EP Energy Corp. Class A...........................   7,018     26,247
    EQT Corp..........................................   2,323    143,422
*   Era Group, Inc....................................   1,769     16,239
    Evolution Petroleum Corp..........................   2,487     11,589
*   Exterran Corp.....................................   3,585     59,224
    Exxon Mobil Corp.................................. 127,953  9,961,141
*   FMC Technologies, Inc.............................  14,864    373,830
#*  Forum Energy Technologies, Inc....................   9,573    107,313
#   GasLog, Ltd.......................................   5,790     43,251
#*  Gastar Exploration, Inc...........................   4,420      5,260
#*  Geospace Technologies Corp........................     961     10,388
    Green Plains, Inc.................................   4,088     77,468
    Gulf Island Fabrication, Inc......................   1,358     11,842
*   Gulfport Energy Corp..............................   7,629    225,437
    Halliburton Co....................................  26,627    846,472
*   Helix Energy Solutions Group, Inc.................   8,387     33,800
#   Helmerich & Payne, Inc............................   8,261    419,659
    Hess Corp.........................................   5,412    230,010

                                     1149

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
    HollyFrontier Corp................................ 10,832 $  378,795
#*  Hornbeck Offshore Services, Inc...................  2,781     22,610
*   ION Geophysical Corp.............................. 16,050      7,221
*   Jones Energy, Inc. Class A........................  1,492      3,148
    Kinder Morgan, Inc................................ 46,578    766,208
#*  Kosmos Energy, Ltd................................ 22,995    105,087
#*  Laredo Petroleum, Inc............................. 15,490    120,202
#   LinnCo LLC........................................  8,628      8,543
    Marathon Oil Corp................................. 18,397    179,003
    Marathon Petroleum Corp........................... 28,887  1,207,188
#*  Matador Resources Co..............................  7,692    123,303
*   Matrix Service Co.................................  2,700     51,192
#*  McDermott International, Inc...................... 15,569     42,970
#*  Memorial Resource Development Corp................ 15,657    249,103
#*  Mitcham Industries, Inc...........................    900      2,457
#   Murphy Oil Corp................................... 12,301    241,223
    Nabors Industries, Ltd............................ 22,327    164,327
    National Oilwell Varco, Inc.......................  8,218    267,414
*   Natural Gas Services Group, Inc...................  1,108     20,963
*   Newfield Exploration Co...........................  7,839    227,880
*   Newpark Resources, Inc............................  8,826     42,983
#   Noble Corp. P.L.C................................. 20,080    156,423
    Noble Energy, Inc................................. 13,302    430,586
#   Nordic American Tankers, Ltd......................    168      2,135
#*  Northern Oil and Gas, Inc.........................  3,834     12,652
#*  Oasis Petroleum, Inc..............................  4,556     24,375
    Occidental Petroleum Corp.........................  9,956    685,271
    Oceaneering International, Inc.................... 11,872    401,867
*   Oil States International, Inc.....................  4,599    129,830
#   ONEOK, Inc........................................ 14,451    359,974
*   Overseas Shipholding Group, Inc. Class A..........    166        443
*   Overseas Shipholding Group, Inc. Class B..........  1,675      5,008
*   Pacific Drilling SA...............................  4,590      1,818
#   Panhandle Oil and Gas, Inc. Class A...............  1,762     25,426
#*  Par Pacific Holdings, Inc.........................  2,760     66,019
*   Parker Drilling Co................................ 12,579     17,233
*   Parsley Energy, Inc. Class A......................  6,046    116,446
    Patterson-UTI Energy, Inc......................... 15,658    225,162
    PBF Energy, Inc. Class A..........................  9,605    336,079
#*  PDC Energy, Inc...................................  4,437    252,332
#   Peabody Energy Corp...............................  1,190      5,296
*   PetroQuest Energy, Inc............................  8,603      4,043
*   PHI, Inc..........................................  1,125     20,396
    Phillips 66....................................... 17,951  1,438,773
*   Pioneer Energy Services Corp......................  5,857      8,024
    Pioneer Natural Resources Co......................  3,731    462,457
    QEP Resources, Inc................................ 13,118    168,173
#   Range Resources Corp..............................  6,260    185,046
#*  Renewable Energy Group, Inc.......................  4,824     33,430
#*  REX American Resources Corp.......................    885     47,286
#*  Rice Energy, Inc.................................. 13,957    162,878
#*  RigNet, Inc.......................................  1,558     22,731
*   Ring Energy, Inc..................................  1,675      9,263

                                     1150

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
    Rowan Cos. P.L.C. Class A.........................  9,795 $   123,907
#   RPC, Inc.......................................... 16,406     204,583
#*  RSP Permian, Inc..................................  8,247     194,217
    Schlumberger, Ltd................................. 36,469   2,635,615
    Scorpio Tankers, Inc.............................. 19,052     116,217
#*  SEACOR Holdings, Inc..............................  1,988      91,468
    SemGroup Corp. Class A............................  3,500      77,490
#   Ship Finance International, Ltd...................  7,432      99,514
#   SM Energy Co......................................  7,275     101,704
#*  Southwestern Energy Co............................ 19,279     171,390
#   Spectra Energy Corp...............................  5,821     159,786
#   Superior Energy Services, Inc..................... 14,577     150,289
*   Synergy Resources Corp............................  9,070      57,504
    Targa Resources Corp..............................  7,358     165,334
#   Teekay Corp.......................................  8,449      57,876
    Teekay Tankers, Ltd. Class A......................  7,654      34,979
    Tesco Corp........................................  3,658      24,874
    Tesoro Corp....................................... 10,088     880,178
*   TETRA Technologies, Inc...........................  8,049      49,823
#   Tidewater, Inc....................................  2,347      12,463
#   Transocean, Ltd................................... 29,824     310,766
*   Triangle Petroleum Corp...........................  6,897       3,130
#*  Ultra Petroleum Corp..............................  3,372       7,621
#*  Unit Corp.........................................  3,669      38,268
#   US Silica Holdings, Inc...........................  2,398      44,723
*   Vaalco Energy, Inc................................  4,700       6,627
    Valero Energy Corp................................ 23,933   1,624,333
*   Weatherford International P.L.C................... 23,700     159,738
    Western Refining, Inc............................. 13,500     444,150
*   Whiting Petroleum Corp............................ 15,481     113,785
    Williams Cos., Inc. (The)......................... 11,887     229,419
    World Fuel Services Corp..........................  5,153     200,709
#*  WPX Energy, Inc................................... 19,946     108,107
                                                              -----------
Total Energy..........................................         41,712,600
                                                              -----------
Financials -- (15.3%)
    1st Source Corp...................................  3,109      93,954
#   Access National Corp..............................  1,067      20,070
*   Affiliated Managers Group, Inc....................  2,928     392,908
    Aflac, Inc........................................ 11,253     652,224
    Alexander & Baldwin, Inc..........................  4,993     151,288
*   Alleghany Corp....................................    610     291,531
    Allied World Assurance Co. Holdings AG............  6,099     223,162
    Allstate Corp. (The).............................. 10,454     633,512
#*  Ally Financial, Inc............................... 33,621     532,893
*   Altisource Asset Management Corp..................     75       1,159
#*  Altisource Portfolio Solutions SA.................  1,456      42,078
#*  Ambac Financial Group, Inc........................  4,054      56,918
#   American Equity Investment Life Holding Co........  9,119     165,875
    American Express Co............................... 19,923   1,065,880
    American Financial Group, Inc.....................  7,161     508,288
    American International Group, Inc................. 16,601     937,624
    American National Bankshares, Inc.................  1,300      32,500

                                     1151

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    American National Insurance Co....................   1,886 $  183,281
    Ameriprise Financial, Inc.........................   7,562    685,495
    Ameris Bancorp....................................   2,798     80,946
    AMERISAFE, Inc....................................   1,512     77,127
    AmeriServ Financial, Inc..........................     300        936
#   AmTrust Financial Services, Inc...................   5,853    334,733
    Aon P.L.C.........................................   4,556    400,153
*   Arch Capital Group, Ltd...........................   4,322    291,951
    Argo Group International Holdings, Ltd............   2,117    120,309
    Arrow Financial Corp..............................   1,332     36,657
    Arthur J Gallagher & Co...........................   7,072    266,190
#   Artisan Partners Asset Management, Inc. Class A...   1,661     51,989
    Aspen Insurance Holdings, Ltd.....................   5,161    240,038
    Associated Banc-Corp..............................   9,691    170,077
*   Associated Capital Group, Inc. Class A............     600     16,248
    Assurant, Inc.....................................   5,743    466,963
    Assured Guaranty, Ltd.............................  16,703    397,197
*   Asta Funding, Inc.................................     707      5,295
    Astoria Financial Corp............................  10,608    160,499
#*  Atlanticus Holdings Corp..........................     886      2,685
*   Atlas Financial Holdings, Inc.....................     566      9,860
*   AV Homes, Inc.....................................     800      8,176
    Axis Capital Holdings, Ltd........................   3,100    167,121
    Baldwin & Lyons, Inc. Class B.....................   1,666     41,200
#   Banc of California, Inc...........................   2,489     37,584
    BancFirst Corp....................................   1,595     89,224
*   Bancorp, Inc. (The)...............................   4,541     20,435
    BancorpSouth, Inc.................................   9,490    198,151
#   Bank Mutual Corp..................................   5,323     41,945
    Bank of America Corp.............................. 174,237  2,463,711
    Bank of Commerce Holdings.........................     300      1,767
#   Bank of Hawaii Corp...............................   4,232    253,624
    Bank of Marin Bancorp.............................     617     33,306
    Bank of New York Mellon Corp. (The)...............  28,971  1,049,330
    Bank of the Ozarks, Inc...........................   5,796    256,995
    BankFinancial Corp................................   2,924     35,877
    BankUnited, Inc...................................   6,779    228,452
    Banner Corp.......................................   2,638    109,477
    Bar Harbor Bankshares.............................     378     13,117
    BB&T Corp.........................................  10,643    347,600
    BBCN Bancorp, Inc.................................   8,289    125,993
*   Beneficial Bancorp, Inc...........................   8,215    106,384
*   Berkshire Hathaway, Inc. Class B..................  16,610  2,155,480
    Berkshire Hills Bancorp, Inc......................   3,138     87,174
    BGC Partners, Inc. Class A........................  11,384    104,164
    BlackRock, Inc....................................   1,588    499,045
    BNC Bancorp.......................................   1,556     36,130
#*  BofI Holding, Inc.................................   6,440    110,510
#   BOK Financial Corp................................   3,330    166,533
#   Boston Private Financial Holdings, Inc............   9,823    101,668
    Bridge Bancorp, Inc...............................   2,044     59,501
    Brookline Bancorp, Inc............................   6,967     77,752
    Brown & Brown, Inc................................  13,725    415,181

                                     1152

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Bryn Mawr Bank Corp...............................  2,028 $   53,194
*   BSB Bancorp, Inc..................................    729     16,111
    C&F Financial Corp................................    500     19,125
    Calamos Asset Management, Inc. Class A............  2,328     22,326
    Camden National Corp..............................    953     39,997
    Cape Bancorp, Inc.................................  1,400     18,550
    Capital Bank Financial Corp. Class A..............  3,168     96,466
    Capital City Bank Group, Inc......................  2,300     32,545
    Capital One Financial Corp........................ 15,067    988,697
    Capitol Federal Financial, Inc.................... 14,898    182,798
    Cardinal Financial Corp...........................  3,700     70,559
*   Cascade Bancorp...................................  4,992     26,957
#   Cash America International, Inc...................  3,229     96,676
    Cathay General Bancorp............................  6,725    188,300
    CBOE Holdings, Inc................................  4,250    283,135
*   CBRE Group, Inc. Class A.......................... 11,089    310,159
    CenterState Banks, Inc............................  4,772     67,715
    Central Pacific Financial Corp....................  2,777     58,178
    Century Bancorp, Inc. Class A.....................    165      6,683
    Charles Schwab Corp. (The)........................ 14,941    381,444
    Charter Financial Corp............................  1,746     23,466
    Chemical Financial Corp...........................  4,344    138,400
    Chubb, Ltd........................................  6,988    790,133
#   Cincinnati Financial Corp.........................  5,879    338,807
    CIT Group, Inc....................................  7,235    212,347
    Citigroup, Inc.................................... 40,020  1,704,052
#   Citizens & Northern Corp..........................  1,435     28,915
    Citizens Holding Co...............................    160      3,698
#*  Citizens, Inc.....................................  3,580     23,198
    City Holding Co...................................  1,381     61,399
#   Clifton Bancorp, Inc..............................  3,131     45,180
    CME Group, Inc....................................  4,200    377,370
    CNA Financial Corp................................  1,186     39,411
    CNB Financial Corp................................  1,592     28,958
    CNO Financial Group, Inc.......................... 13,279    231,055
    CoBiz Financial, Inc..............................  4,125     45,334
    Cohen & Steers, Inc...............................  1,999     60,410
    Columbia Banking System, Inc......................  6,301    186,699
    Comerica, Inc.....................................  5,115    175,445
#   Commerce Bancshares, Inc..........................  9,690    398,550
    Community Bank System, Inc........................  4,081    153,609
*   Community Bankers Trust Corp......................    100        504
    Community Trust Bancorp, Inc......................  2,016     70,237
    ConnectOne Bancorp, Inc...........................  3,612     60,068
#   Consolidated-Tomoka Land Co.......................    400     18,580
*   Consumer Portfolio Services, Inc..................  4,008     17,796
#*  Cowen Group, Inc. Class A......................... 12,908     36,917
    Crawford & Co. Class A............................    900      3,969
#   Crawford & Co. Class B............................  3,450     15,698
#*  Credit Acceptance Corp............................  2,520    450,979
*   CU Bancorp........................................  1,879     42,935
#   Cullen/Frost Bankers, Inc.........................  5,196    248,681
*   Customers Bancorp, Inc............................  2,581     64,783

                                     1153

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   CVB Financial Corp................................ 10,411 $159,392
    Diamond Hill Investment Group, Inc................    295   49,870
    Dime Community Bancshares, Inc....................  4,270   73,401
    Discover Financial Services....................... 18,125  829,944
    DNB Financial Corp................................    400   11,420
    Donegal Group, Inc. Class A.......................  2,143   30,238
*   E*TRADE Financial Corp............................  8,081  190,388
*   Eagle Bancorp, Inc................................  2,928  138,319
    East West Bancorp, Inc............................  6,280  203,598
#   Eaton Vance Corp..................................  9,153  262,325
#*  eHealth, Inc......................................  1,477   15,494
    EMC Insurance Group, Inc..........................  2,214   51,498
#*  Emergent Capital, Inc.............................  2,041    8,980
    Employers Holdings, Inc...........................  3,663   91,245
#*  Encore Capital Group, Inc.........................  2,577   59,065
    Endurance Specialty Holdings, Ltd.................  5,620  348,047
*   Enova International, Inc..........................  4,008   22,325
*   Enstar Group, Ltd.................................  1,511  241,080
    Enterprise Financial Services Corp................  2,161   61,351
    Erie Indemnity Co. Class A........................  5,411  520,051
    ESSA Bancorp, Inc.................................    800   10,808
    EverBank Financial Corp........................... 12,138  170,782
    Evercore Partners, Inc. Class A...................  4,800  216,816
#   Everest Re Group, Ltd.............................  1,309  234,232
#*  Ezcorp, Inc. Class A..............................  1,994    6,062
#   FactSet Research Systems, Inc.....................  1,263  190,334
#*  Farmers Capital Bank Corp.........................    866   23,373
    FBL Financial Group, Inc. Class A.................  1,900  116,014
*   FCB Financial Holdings, Inc. Class A..............  1,641   55,170
#   Federal Agricultural Mortgage Corp. Class C.......    900   29,349
#   Federated Investors, Inc. Class B................. 11,112  281,022
    Federated National Holding Co.....................  1,400   34,636
    Fidelity Southern Corp............................  1,701   26,876
    Fifth Third Bancorp............................... 22,514  355,721
#   Financial Engines, Inc............................  3,258   87,868
    Financial Institutions, Inc.......................  1,544   42,383
*   First Acceptance Corp.............................    900    1,845
#   First American Financial Corp..................... 10,407  357,689
*   First BanCorp..................................... 20,520   53,352
    First Bancorp.....................................  2,500   46,875
    First Bancorp, Inc................................  1,481   28,302
    First Busey Corp..................................  3,143   57,925
    First Business Financial Services, Inc............    800   18,368
*   First Cash Financial Services, Inc................  2,737   97,164
    First Citizens BancShares, Inc. Class A...........    936  230,312
    First Commonwealth Financial Corp.................  9,343   81,564
    First Community Bancshares, Inc...................  1,687   31,294
    First Connecticut Bancorp., Inc...................  1,434   23,331
    First Defiance Financial Corp.....................    812   31,611
    First Financial Bancorp...........................  6,461  103,376
#   First Financial Bankshares, Inc...................  4,584  119,734
    First Financial Corp..............................  1,138   37,611
    First Financial Northwest, Inc....................  1,000   13,530

                                     1154

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   First Horizon National Corp....................... 16,358 $208,237
    First Interstate BancSystem, Inc. Class A.........  2,111   56,891
    First Merchants Corp..............................  3,889   88,903
    First Midwest Bancorp, Inc........................  7,859  136,982
*   First NBC Bank Holding Co.........................  2,000   62,780
    First Niagara Financial Group, Inc................ 28,865  282,588
    First of Long Island Corp. (The)..................  1,307   37,942
    First Republic Bank...............................  5,511  374,748
    First South Bancorp, Inc..........................    100      835
    FirstMerit Corp................................... 11,410  221,126
*   Flagstar Bancorp, Inc.............................  5,795  108,077
    Flushing Financial Corp...........................  3,359   73,898
#   FNB Corp.......................................... 17,350  209,068
    FNF Group.........................................  8,137  263,476
*   FNFV Group........................................  4,175   39,162
#*  Forestar Group, Inc...............................  3,415   31,008
    Fox Chase Bancorp, Inc............................    906   17,730
    Franklin Resources, Inc........................... 12,405  429,957
#*  FRP Holdings, Inc.................................    400   12,144
    Fulton Financial Corp............................. 18,701  240,308
#*  FXCM, Inc. Class A................................    356    4,144
    Gain Capital Holdings, Inc........................  4,356   30,318
    GAMCO Investors, Inc. Class A.....................  1,000   29,080
#*  Genworth Financial, Inc. Class A.................. 40,722  113,207
#   German American Bancorp, Inc......................  1,369   43,562
    Glacier Bancorp, Inc..............................  5,693  134,298
*   Global Indemnity P.L.C............................  1,457   43,812
    Goldman Sachs Group, Inc. (The)...................  5,101  824,118
    Great Southern Bancorp, Inc.......................  1,567   62,163
*   Green Dot Corp. Class A...........................  4,903   87,126
    Greenhill & Co., Inc..............................  2,751   65,419
*   Greenlight Capital Re, Ltd. Class A...............  3,300   64,086
    Griffin Industrial Realty, Inc....................    375    9,015
    Guaranty Bancorp..................................  1,760   27,738
*   Hallmark Financial Services, Inc..................  2,226   24,263
    Hancock Holding Co................................  8,091  193,860
    Hanmi Financial Corp..............................  3,114   67,574
    Hanover Insurance Group, Inc. (The)...............  3,523  287,089
    Hartford Financial Services Group, Inc. (The)..... 10,823  434,868
#   HCI Group, Inc....................................  1,645   54,696
    Heartland Financial USA, Inc......................  2,212   66,249
    Hennessy Advisors, Inc............................    338    9,478
    Heritage Commerce Corp............................  2,700   26,487
    Heritage Financial Corp...........................  3,312   59,980
    Heritage Insurance Holdings, Inc..................    601   11,912
    Heritage Oaks Bancorp.............................  2,652   20,420
*   HFF, Inc. Class A.................................  3,002   85,767
*   Hilltop Holdings, Inc............................. 10,037  160,291
#   Hingham Institution for Savings...................    100   12,301
    Home Bancorp, Inc.................................    500   12,755
    Home BancShares, Inc..............................  6,709  259,705
*   HomeStreet, Inc...................................  2,222   45,507
*   HomeTrust Bancshares, Inc.........................  1,700   31,450

                                     1155

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    HopFed Bancorp, Inc...............................      6 $       69
    Horace Mann Educators Corp........................  4,433    136,182
    Horizon Bancorp...................................    950     24,387
*   Howard Hughes Corp. (The).........................  2,600    247,078
#   Huntington Bancshares, Inc........................ 43,514    373,350
    Iberiabank Corp...................................  3,415    163,408
#   Independence Holding Co...........................  1,191     18,270
    Independent Bank Corp.(453836108).................  2,367    108,196
    Independent Bank Corp.(453838609).................     40        606
    Independent Bank Group, Inc.......................  1,576     47,138
    Interactive Brokers Group, Inc. Class A...........  7,509    242,315
    Intercontinental Exchange, Inc....................  2,132    562,422
    International Bancshares Corp.....................  6,920    160,475
*   INTL. FCStone, Inc................................  1,974     55,647
    Invesco, Ltd...................................... 19,381    580,073
    Investment Technology Group, Inc..................  3,300     56,793
#   Investors Bancorp, Inc............................ 24,659    288,264
    Investors Title Co................................    100      8,650
#   Janus Capital Group, Inc.......................... 12,311    154,995
    Jones Lang LaSalle, Inc...........................  2,267    319,012
    JPMorgan Chase & Co............................... 92,140  5,482,330
*   KCG Holdings, Inc. Class A........................  8,754     89,466
    Kearny Financial Corp.............................  5,534     66,906
    Kemper Corp.......................................  5,552    191,877
    Kennedy-Wilson Holdings, Inc......................  8,813    178,728
    KeyCorp........................................... 29,709    331,552
#*  Ladenburg Thalmann Financial Services, Inc........ 13,293     31,239
    Lake Sunapee Bank Group...........................    300      4,122
    Lakeland Bancorp, Inc.............................  3,554     39,840
    Lakeland Financial Corp...........................  1,443     63,189
    LegacyTexas Financial Group, Inc..................  4,587     89,584
    Legg Mason, Inc...................................  7,282    222,975
#*  LendingTree, Inc..................................    779     57,405
    Leucadia National Corp............................ 11,277    186,747
    Lincoln National Corp.............................  8,694    343,065
    Loews Corp........................................ 10,559    390,789
#   LPL Financial Holdings, Inc....................... 10,065    306,177
    M&T Bank Corp.....................................  2,045    225,318
    Macatawa Bank Corp................................  4,300     25,198
#   Maiden Holdings, Ltd..............................  7,310     93,568
    MainSource Financial Group, Inc...................  2,260     50,127
#   Manning & Napier, Inc.............................    562      4,631
*   Marcus & Millichap, Inc...........................  2,843     67,209
*   Markel Corp.......................................    450    378,207
    MarketAxess Holdings, Inc.........................  2,293    266,515
    Marlin Business Services Corp.....................  1,180     18,491
    Marsh & McLennan Cos., Inc........................  7,781    414,961
    MB Financial, Inc.................................  6,807    211,834
*   MBIA, Inc......................................... 17,849    118,874
*   MBT Financial Corp................................  1,954     15,945
    McGraw Hill Financial, Inc........................  2,980    253,360
    Mercantile Bank Corp..............................  1,997     44,633
    Merchants Bancshares, Inc.........................    444     12,925

                                     1156

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   Mercury General Corp..............................  4,599 $213,532
    Meridian Bancorp, Inc.............................  5,121   71,950
    Meta Financial Group, Inc.........................    854   37,029
    MetLife, Inc...................................... 12,906  576,253
    Metro Bancorp, Inc................................  1,400   39,928
*   MGIC Investment Corp.............................. 12,754   84,431
    MidSouth Bancorp, Inc.............................  1,200    9,228
    MidWestOne Financial Group, Inc...................    817   22,999
    Moelis & Co. Class A..............................  1,611   40,984
    Moody's Corp......................................  1,608  143,337
    Morgan Stanley.................................... 19,464  503,728
    Morningstar, Inc..................................  2,945  236,807
    MSCI, Inc.........................................  3,135  215,813
    MutualFirst Financial, Inc........................    500   12,460
    Nasdaq, Inc.......................................  6,023  373,426
    National Bank Holdings Corp. Class A..............  3,572   70,333
#   National Bankshares, Inc..........................    518   17,918
    National General Holdings Corp....................  2,500   49,475
    National Interstate Corp..........................  1,987   48,741
    National Penn Bancshares, Inc..................... 15,741  179,447
    National Western Life Group, Inc. Class A.........    388   89,523
#*  Nationstar Mortgage Holdings, Inc.................  3,900   39,390
    Navient Corp...................................... 20,429  195,301
*   Navigators Group, Inc. (The)......................  1,618  141,753
    NBT Bancorp, Inc..................................  4,678  121,160
    Nelnet, Inc. Class A..............................  3,531  114,652
    New York Community Bancorp, Inc................... 14,396  222,850
    NewBridge Bancorp.................................  2,551   28,877
*   NewStar Financial, Inc............................  5,176   39,648
*   Nicholas Financial, Inc...........................    801    8,290
*   NMI Holdings, Inc. Class A........................  4,733   24,848
    Northeast Community Bancorp, Inc..................    436    3,008
#   Northern Trust Corp...............................  9,230  572,998
    Northfield Bancorp, Inc...........................  5,307   82,152
    Northrim BanCorp, Inc.............................    900   20,799
#   NorthStar Asset Management Group, Inc.............  3,054   35,243
    Northwest Bancshares, Inc......................... 10,113  127,120
    OceanFirst Financial Corp.........................  1,638   29,025
#*  Ocwen Financial Corp..............................  3,436   18,589
    OFG Bancorp.......................................  4,365   24,531
    Old National Bancorp.............................. 12,027  148,173
    Old Republic International Corp................... 21,694  392,228
*   Old Second Bancorp, Inc...........................  2,390   16,993
    OneBeacon Insurance Group, Ltd. Class A...........  2,219   28,492
*   OneMain Holdings, Inc.............................  8,309  219,607
    Oppenheimer Holdings, Inc. Class A................  1,497   22,949
    Opus Bank.........................................  2,877   94,912
    Oritani Financial Corp............................  4,852   81,125
    Pacific Continental Corp..........................  2,259   36,460
*   Pacific Mercantile Bancorp........................    850    5,933
*   Pacific Premier Bancorp, Inc......................  2,094   42,990
#   PacWest Bancorp...................................  4,198  154,109
    Park National Corp................................  1,052   92,692

                                     1157

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Park Sterling Corp................................  4,874 $ 35,678
    PartnerRe, Ltd....................................    833  116,953
    Peapack Gladstone Financial Corp..................  1,329   28,653
#   Penns Woods Bancorp, Inc..........................    829   32,613
*   PennyMac Financial Services, Inc. Class A.........  2,658   31,657
#   People's United Financial, Inc.................... 20,685  297,243
    Peoples Bancorp, Inc..............................  2,083   35,744
*   PHH Corp..........................................  5,872   72,108
*   Phoenix Cos., Inc. (The)..........................    193    7,093
*   PICO Holdings, Inc................................  2,598   22,810
    Pinnacle Financial Partners, Inc..................  2,728  135,991
*   Piper Jaffray Cos.................................  1,000   34,000
    PNC Financial Services Group, Inc. (The)..........  6,905  598,318
    Popular, Inc......................................  7,262  182,567
#*  PRA Group, Inc....................................  5,218  155,236
    Preferred Bank....................................  1,221   39,683
    Premier Financial Bancorp, Inc....................    681   10,426
#   Primerica, Inc....................................  5,346  240,623
    Principal Financial Group, Inc.................... 15,540  590,520
    PrivateBancorp, Inc...............................  7,432  279,666
    ProAssurance Corp.................................  5,966  299,016
    Progressive Corp. (The)........................... 31,032  969,750
    Prosperity Bancshares, Inc........................  5,623  238,415
    Provident Financial Holdings, Inc.................    600   10,488
    Provident Financial Services, Inc.................  7,108  139,601
    Prudential Bancorp, Inc...........................    845   13,199
    Prudential Financial, Inc.........................  6,480  454,118
    Pulaski Financial Corp............................    751   10,679
    Pzena Investment Management, Inc. Class A.........  1,300   10,010
#   QCR Holdings, Inc.................................    592   13,592
    Radian Group, Inc................................. 10,400  104,624
    Raymond James Financial, Inc......................  7,146  313,066
    RE/MAX Holdings, Inc. Class A.....................  1,261   43,908
*   Realogy Holdings Corp.............................  7,683  252,002
*   Regional Management Corp..........................    715    9,481
    Regions Financial Corp............................ 37,941  308,081
    Reinsurance Group of America, Inc.................  1,858  156,499
    RenaissanceRe Holdings, Ltd.......................  3,940  443,841
    Renasant Corp.....................................  3,653  115,983
    Republic Bancorp, Inc. Class A....................  2,087   55,744
#*  Republic First Bancorp, Inc.......................  1,200    4,944
    Resource America, Inc. Class A....................  2,023    8,820
    Riverview Bancorp, Inc............................    100      432
    RLI Corp..........................................  3,676  217,987
    S&T Bancorp, Inc..................................  3,555   96,021
*   Safeguard Scientifics, Inc........................  2,419   31,447
    Safety Insurance Group, Inc.......................  1,754   98,961
    Sandy Spring Bancorp, Inc.........................  2,710   72,086
#*  Santander Consumer USA Holdings, Inc.............. 13,053  136,404
*   Seacoast Banking Corp. of Florida.................  3,360   49,795
    SEI Investments Co................................  3,712  145,659
    Selective Insurance Group, Inc....................  6,223  194,842
#   ServisFirst Bancshares, Inc.......................  2,081   83,386

                                     1158

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    SI Financial Group, Inc...........................    243 $    3,392
    Sierra Bancorp....................................  1,132     20,602
*   Signature Bank....................................  2,103    293,032
    Silvercrest Asset Management Group, Inc. Class A..    800      8,616
    Simmons First National Corp. Class A..............  3,122    138,336
*   SLM Corp.......................................... 38,429    245,946
    South State Corp..................................  2,389    159,705
    Southside Bancshares, Inc.........................  2,406     54,207
    Southwest Bancorp, Inc............................  2,086     34,920
    State Auto Financial Corp.........................  4,301     93,891
    State Bank Financial Corp.........................  3,121     60,110
    State Street Corp.................................  6,587    367,094
    Sterling Bancorp.................................. 13,110    205,958
    Stewart Information Services Corp.................  2,652     94,040
*   Stifel Financial Corp.............................  4,669    156,225
    Stock Yards Bancorp, Inc..........................  1,400     54,712
    Stonegate Bank....................................    666     21,092
    Suffolk Bancorp...................................    658     18,417
*   Sun Bancorp, Inc..................................  2,206     46,282
    SunTrust Banks, Inc...............................  6,967    254,853
*   SVB Financial Group...............................  2,216    224,525
    Symetra Financial Corp............................ 11,801    377,868
*   Synchrony Financial............................... 20,960    595,683
    Synovus Financial Corp............................  9,208    281,120
    T Rowe Price Group, Inc...........................  5,430    385,259
    Talmer Bancorp, Inc. Class A......................  6,660    106,960
    TCF Financial Corp................................ 18,081    217,153
    TD Ameritrade Holding Corp........................ 14,107    389,071
*   Tejon Ranch Co....................................  2,196     42,954
    Territorial Bancorp, Inc..........................    900     23,985
*   Texas Capital Bancshares, Inc.....................  4,604    164,363
#   TFS Financial Corp................................ 15,250    266,113
#   Tompkins Financial Corp...........................  1,633     91,481
    Torchmark Corp....................................  3,473    188,723
    Towne Bank........................................  4,455     84,957
    Travelers Cos., Inc. (The)........................ 14,602  1,562,998
    Trico Bancshares..................................  2,756     70,306
#*  TriState Capital Holdings, Inc....................  2,788     33,177
    TrustCo Bank Corp. NY............................. 10,464     57,552
    Trustmark Corp....................................  7,190    155,592
    U.S. Bancorp...................................... 44,912  1,799,175
    UMB Financial Corp................................  4,307    201,998
#   Umpqua Holdings Corp.............................. 14,246    206,282
    Union Bankshares Corp.............................  4,633    106,420
#   United Bankshares, Inc............................  5,424    182,138
    United Community Banks, Inc.......................  6,793    122,682
    United Community Financial Corp...................  6,434     39,440
    United Financial Bancorp, Inc.....................  5,508     62,240
    United Fire Group, Inc............................  2,518     97,270
#   United Insurance Holdings Corp....................  1,179     18,310
*   United Security Bancshares........................    387      2,016
#   Universal Insurance Holdings, Inc.................  6,041    113,208
    Univest Corp. of Pennsylvania.....................  2,264     44,556

                                     1159

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Unum Group........................................   7,134 $   204,318
    Validus Holdings, Ltd.............................   5,490     242,878
#   Valley National Bancorp...........................  23,141     203,641
    Value Line, Inc...................................     213       3,574
#   Virtus Investment Partners, Inc...................     732      64,416
    Voya Financial, Inc...............................   7,990     244,334
#   Waddell & Reed Financial, Inc. Class A............   6,482     177,866
*   Walker & Dunlop, Inc..............................   3,040      72,838
    Washington Federal, Inc...........................  13,550     289,293
#   Washington Trust Bancorp, Inc.....................   1,489      58,756
    Waterstone Financial, Inc.........................   3,226      44,680
    Webster Financial Corp............................   6,746     223,765
    Wells Fargo & Co.................................. 129,681   6,513,877
    WesBanco, Inc.....................................   4,170     121,013
#   West BanCorp, Inc.................................   1,799      32,382
#   Westamerica Bancorporation........................   1,988      86,816
*   Western Alliance Bancorp..........................   8,295     270,251
    Westfield Financial, Inc..........................   1,934      15,433
    Westwood Holdings Group, Inc......................   1,057      50,102
    White Mountains Insurance Group, Ltd..............     482     343,709
    Willis Towers Watson P.L.C........................   5,445     623,289
    Wilshire Bancorp, Inc.............................   8,222      87,071
    Wintrust Financial Corp...........................   4,455     187,511
#   WisdomTree Investments, Inc.......................   9,500     114,000
*   World Acceptance Corp.............................     900      26,046
#   WR Berkley Corp...................................   6,950     348,543
    WSFS Financial Corp...............................   3,132      91,016
    XL Group P.L.C....................................   8,666     314,229
#   Yadkin Financial Corp.............................   3,019      70,162
    Zions Bancorporation..............................   7,500     170,100
                                                               -----------
Total Financials......................................          91,224,989
                                                               -----------
Health Care -- (6.4%)
#   Abaxis, Inc.......................................   1,300      56,615
    Abbott Laboratories...............................  18,647     705,789
*   ABIOMED, Inc......................................   1,000      85,330
#*  Acadia Healthcare Co., Inc........................   6,150     375,334
    Aceto Corp........................................   3,079      70,355
*   Acorda Therapeutics, Inc..........................     372      13,697
*   Addus HomeCare Corp...............................   1,100      23,331
    Aetna, Inc........................................  12,700   1,293,368
#*  Air Methods Corp..................................   4,203     163,665
#*  Akorn, Inc........................................   2,900      75,371
#*  Albany Molecular Research, Inc....................   2,219      36,214
*   Alere, Inc........................................   8,442     314,042
*   Alexion Pharmaceuticals, Inc......................   1,006     146,806
#*  Align Technology, Inc.............................   3,888     257,152
*   Alkermes P.L.C....................................   1,168      37,388
*   Alliance HealthCare Services, Inc.................     450       3,366
*   Allscripts Healthcare Solutions, Inc..............  15,212     209,621
*   Almost Family, Inc................................   1,199      45,850
#*  Alnylam Pharmaceuticals, Inc......................     600      41,364
*   Amedisys, Inc.....................................   1,800      64,350

                                     1160

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
    AmerisourceBergen Corp............................    500 $   44,780
    Amgen, Inc........................................ 12,300  1,878,579
*   AMN Healthcare Services, Inc......................  6,118    172,344
*   Amphastar Pharmaceuticals, Inc....................    993     11,966
*   Amsurg Corp.......................................  6,360    465,488
#*  Anacor Pharmaceuticals, Inc.......................    800     60,104
#   Analogic Corp.....................................  1,079     79,922
*   AngioDynamics, Inc................................  3,639     41,193
*   Anika Therapeutics, Inc...........................  2,097     78,889
    Anthem, Inc.......................................  9,060  1,182,239
#*  Assembly Biosciences, Inc.........................  1,358      6,953
#*  athenahealth, Inc.................................  1,048    148,606
    Atrion Corp.......................................    178     66,843
*   Biogen, Inc.......................................  2,328    635,684
*   BioMarin Pharmaceutical, Inc......................    800     59,216
*   BioSpecifics Technologies Corp....................    501     19,128
*   BioTelemetry, Inc.................................  3,056     28,849
#*  Bluebird Bio, Inc.................................    700     28,952
*   Boston Scientific Corp............................  8,900    156,017
*   Bovie Medical Corp................................    200        440
#*  Brookdale Senior Living, Inc...................... 12,072    196,532
*   Bruker Corp.......................................  6,500    145,145
*   Cambrex Corp......................................  3,800    131,632
    Cantel Medical Corp...............................  3,548    210,645
*   Capital Senior Living Corp........................  3,558     65,218
    Cardinal Health, Inc..............................  4,078    331,827
*   Celgene Corp......................................  6,722    674,351
#*  Centene Corp......................................  6,255    388,185
*   Cerner Corp.......................................  2,300    133,423
*   Charles River Laboratories International, Inc.....  3,707    275,171
#   Chemed Corp.......................................  1,787    250,752
    Cigna Corp........................................  4,179    558,314
#   Computer Programs & Systems, Inc..................    864     45,386
*   Concert Pharmaceuticals, Inc......................  1,100     16,797
#   CONMED Corp.......................................  2,606     96,266
*   Corvel Corp.......................................  2,500    114,050
    CR Bard, Inc......................................  1,767    323,838
*   Cross Country Healthcare, Inc.....................  1,942     27,965
    CryoLife, Inc.....................................  2,753     27,062
*   Cumberland Pharmaceuticals, Inc...................  1,600      7,936
*   Cutera, Inc.......................................  1,041     11,701
#*  Cynosure, Inc. Class A............................  2,066     74,789
*   DaVita HealthCare Partners, Inc................... 11,677    783,760
    DENTSPLY International, Inc.......................  5,600    329,784
#*  Depomed, Inc......................................  7,855    120,496
*   DexCom, Inc.......................................    800     57,024
    Digirad Corp......................................    600      2,982
*   Edwards Lifesciences Corp.........................  5,288    413,574
#*  Emergent Biosolutions, Inc........................  3,133    114,668
    Ensign Group, Inc. (The)..........................  5,134    115,258
#*  Envision Healthcare Holdings, Inc.................  9,871    218,149
*   Exactech, Inc.....................................  1,238     24,772
*   ExamWorks Group, Inc..............................  3,816    104,787

                                     1161

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Express Scripts Holding Co........................ 21,634 $1,554,836
*   Five Star Quality Care, Inc.......................  4,100     10,414
    Gilead Sciences, Inc.............................. 15,800  1,311,400
#*  Globus Medical, Inc. Class A......................  7,505    187,250
*   Greatbatch, Inc...................................  1,989     76,795
*   Haemonetics Corp..................................  4,125    130,515
*   Halyard Health, Inc...............................  4,934    122,363
#*  Hanger, Inc.......................................  3,741     50,466
*   Health Net, Inc...................................  4,700    311,234
    HealthSouth Corp..................................  4,861    173,975
*   HealthStream, Inc.................................  2,468     54,049
#*  Healthways, Inc...................................  2,667     31,364
#*  Henry Schein, Inc.................................  4,366    661,187
    Hill-Rom Holdings, Inc............................  2,827    138,184
*   HMS Holdings Corp.................................  6,284     75,722
*   Hologic, Inc...................................... 14,790    501,973
#*  Horizon Pharma P.L.C..............................  5,165     90,387
    Humana, Inc.......................................  4,466    727,020
*   ICU Medical, Inc..................................  1,065    102,506
#*  IDEXX Laboratories, Inc...........................  2,276    159,639
#*  Impax Laboratories, Inc...........................  3,200    119,904
#*  IMS Health Holdings, Inc.......................... 15,063    348,257
*   Incyte Corp.......................................  2,130    150,293
*   Inogen, Inc.......................................  1,168     38,824
#*  Insys Therapeutics, Inc...........................  2,400     41,640
*   Integra LifeSciences Holdings Corp................  2,700    165,915
#*  Intercept Pharmaceuticals, Inc....................    400     42,492
#*  Intrexon Corp.....................................  1,500     43,710
*   Intuitive Surgical, Inc...........................    425    229,861
    Invacare Corp.....................................  3,508     54,058
#*  Ionis Pharmaceuticals, Inc........................    800     31,144
#*  Jazz Pharmaceuticals P.L.C........................  1,148    147,793
*   Kindred Biosciences, Inc..........................  1,800      5,940
    Kindred Healthcare, Inc...........................  8,957     86,525
*   Laboratory Corp. of America Holdings..............  4,479    503,216
    Landauer, Inc.....................................    601     18,415
#*  Lannett Co., Inc..................................  4,500    114,795
    LeMaitre Vascular, Inc............................  1,500     21,900
#*  Lexicon Pharmaceuticals, Inc......................  2,217     22,591
*   LHC Group, Inc....................................  1,626     61,658
#*  Lipocine, Inc.....................................  1,415     12,820
*   LivaNova P.L.C....................................  2,800    156,744
*   Luminex Corp......................................  3,103     59,547
*   Magellan Health, Inc..............................  2,764    157,548
*   Mallinckrodt P.L.C................................  3,540    205,639
*   Masimo Corp.......................................  4,918    180,736
    McKesson Corp.....................................  2,988    481,008
#*  Medicines Co. (The)...............................  6,900    238,464
*   Medivation, Inc...................................  3,536    115,627
    Medtronic P.L.C................................... 22,285  1,691,877
#   Meridian Bioscience, Inc..........................  5,139     98,926
*   Merit Medical Systems, Inc........................  3,800     62,890
*   Mettler-Toledo International, Inc.................    589    184,269

                                     1162

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Health Care -- (Continued)
#*  MiMedx Group, Inc.................................  1,700 $ 14,144
#*  Molina Healthcare, Inc............................  6,138  337,038
*   Myriad Genetics, Inc..............................  2,328   90,722
    National HealthCare Corp..........................  1,375   86,831
    National Research Corp. Class A...................    800   12,072
*   Natus Medical, Inc................................  2,506   88,412
#*  Nektar Therapeutics...............................  5,818   79,358
*   Neogen Corp.......................................  2,207  115,161
*   Neurocrine Biosciences, Inc.......................  1,400   59,570
#*  NewLink Genetics Corp.............................    540   13,154
*   NuVasive, Inc.....................................  4,401  202,974
*   Omnicell, Inc.....................................  3,016   84,418
#*  OPKO Health, Inc..................................  3,931   31,605
#*  OraSure Technologies, Inc.........................  1,425    7,795
*   Orthofix International NV.........................  1,746   68,915
#   Owens & Minor, Inc................................  6,644  230,215
*   PAREXEL International Corp........................  4,309  275,604
#   Patterson Cos., Inc...............................  9,354  397,171
*   PharMerica Corp...................................  2,800   83,132
#   Phibro Animal Health Corp. Class A................    934   31,336
*   Premier, Inc. Class A.............................  1,900   60,686
*   Prestige Brands Holdings, Inc.....................  5,590  260,941
*   Providence Service Corp. (The)....................  1,714   76,102
    Quality Systems, Inc..............................  6,157   80,718
    Quest Diagnostics, Inc............................  7,461  489,964
#*  Quidel Corp.......................................  2,528   43,077
*   Quintiles Transnational Holdings, Inc.............  2,100  127,743
*   RadNet, Inc.......................................  3,296   19,710
*   Regeneron Pharmaceuticals, Inc....................    600  252,054
#   ResMed, Inc.......................................  2,537  143,848
*   Rigel Pharmaceuticals, Inc........................  4,247   11,679
*   RTI Surgical, Inc.................................  3,864   12,403
*   Sagent Pharmaceuticals, Inc.......................  1,800   27,198
*   SciClone Pharmaceuticals, Inc.....................  2,700   21,573
*   SeaSpine Holdings Corp............................    959   13,867
#*  Seattle Genetics, Inc.............................  1,200   39,576
    Select Medical Holdings Corp...................... 13,994  133,363
#*  Sequenom, Inc.....................................  3,199    5,150
    Simulations Plus, Inc.............................    608    6,755
    St Jude Medical, Inc..............................  3,606  190,613
#   STERIS P.L.C......................................  5,381  372,580
    Stryker Corp......................................  5,476  542,945
*   Sucampo Pharmaceuticals, Inc. Class A.............  4,161   52,637
*   Supernus Pharmaceuticals, Inc.....................  2,840   32,206
*   SurModics, Inc....................................  1,299   25,915
*   Symmetry Surgical, Inc............................    838    7,391
#*  Team Health Holdings, Inc.........................  3,700  151,219
#   Teleflex, Inc.....................................    900  122,121
*   Tonix Pharmaceuticals Holding Corp................  1,300    6,292
#*  TransEnterix, Inc.................................  4,200   11,592
#*  Triple-S Management Corp. Class B.................  2,795   62,301
*   Ultragenyx Pharmaceutical, Inc....................    600   33,690
#*  United Therapeutics Corp..........................    800   98,544

                                     1163

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
    UnitedHealth Group, Inc........................... 20,900 $ 2,406,844
#   Universal American Corp...........................  9,293      58,732
    US Physical Therapy, Inc..........................  1,720      87,978
    Utah Medical Products, Inc........................    296      16,686
#*  Varian Medical Systems, Inc.......................  5,549     427,994
*   Vascular Solutions, Inc...........................  1,412      38,632
*   VCA, Inc..........................................  7,349     376,783
#*  Veeva Systems, Inc. Class A.......................  2,151      51,839
#*  Versartis, Inc....................................    300       3,342
*   Vertex Pharmaceuticals, Inc.......................    600      54,450
*   Vocera Communications, Inc........................  1,100      15,829
*   Waters Corp.......................................  1,300     157,573
*   WellCare Health Plans, Inc........................  4,165     316,457
    West Pharmaceutical Services, Inc.................  5,076     290,449
*   Wright Medical Group NV...........................  3,047      60,788
    Zimmer Biomet Holdings, Inc.......................  2,300     228,298
    Zoetis, Inc.......................................  5,060     217,833
                                                              -----------
Total Health Care.....................................         38,600,331
                                                              -----------
Industrials -- (12.3%)
    3M Co.............................................  8,405   1,269,155
#   AAON, Inc.........................................  5,500     118,415
    AAR Corp..........................................  3,999      84,019
    ABM Industries, Inc...............................  5,685     170,721
#   Acacia Research Corp..............................  4,008      14,990
*   ACCO Brands Corp.................................. 11,292      68,542
#   Actuant Corp. Class A.............................  4,300     100,104
#   Acuity Brands, Inc................................    800     161,944
#   ADT Corp. (The)................................... 24,137     713,972
#   Advanced Drainage Systems, Inc....................  8,910     201,188
*   Advisory Board Co. (The)..........................  2,837     129,849
*   AECOM............................................. 10,731     294,459
*   Aegion Corp.......................................  3,771      67,991
#   AGCO Corp.........................................  9,069     442,295
#   Air Lease Corp.................................... 11,616     299,228
*   Air Transport Services Group, Inc.................  7,851      76,390
    Aircastle, Ltd....................................  4,969      85,318
    Alamo Group, Inc..................................    900      47,727
    Alaska Air Group, Inc............................. 14,000     985,600
    Albany International Corp. Class A................  2,900      98,368
    Allegiant Travel Co...............................  1,650     264,776
    Allegion P.L.C....................................  3,703     224,254
    Allied Motion Technologies, Inc...................  1,625      31,753
    Allison Transmission Holdings, Inc................ 19,639     467,212
    Altra Industrial Motion Corp......................  3,013      67,672
    AMERCO............................................  2,427     889,860
*   Ameresco, Inc. Class A............................  3,516      19,162
    American Airlines Group, Inc......................  7,497     292,308
    American Railcar Industries, Inc..................  1,731      78,587
    American Science & Engineering, Inc...............    700      25,123
*   American Woodmark Corp............................  1,528     105,432
    AMETEK, Inc....................................... 12,222     575,045
    AO Smith Corp.....................................  1,800     125,730

                                     1164

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Apogee Enterprises, Inc...........................  3,234 $  128,649
#   Applied Industrial Technologies, Inc..............  3,488    134,079
*   ARC Document Solutions, Inc.......................  6,764     24,959
    ArcBest Corp......................................  1,969     40,424
    Argan, Inc........................................  2,064     62,168
*   Armstrong World Industries, Inc...................  6,077    235,058
    Astec Industries, Inc.............................  2,462     91,833
*   Astronics Corp....................................  2,105     67,865
*   Atlas Air Worldwide Holdings, Inc.................  2,984    109,602
*   Avis Budget Group, Inc............................ 11,621    305,284
    AZZ, Inc..........................................  2,733    140,695
#   B/E Aerospace, Inc................................  4,181    169,121
    Barnes Group, Inc.................................  5,536    179,975
    Barrett Business Services, Inc....................    300     11,751
*   Beacon Roofing Supply, Inc........................  4,701    190,391
*   Blount International, Inc.........................  3,183     29,602
*   BMC Stock Holdings, Inc...........................  2,331     33,496
    Brady Corp. Class A...............................  4,124     92,543
#   Briggs & Stratton Corp............................  5,115    100,561
    Brink's Co. (The).................................  6,604    194,158
*   Builders FirstSource, Inc.........................  9,365     75,201
*   CAI International, Inc............................  1,816     11,350
    Carlisle Cos., Inc................................  2,546    213,049
*   Casella Waste Systems, Inc. Class A...............  3,700     22,015
*   CBIZ, Inc.........................................  6,664     67,306
    CDI Corp..........................................  2,402     12,346
    CEB, Inc..........................................  2,528    149,101
    CECO Environmental Corp...........................  2,785     21,723
    Celadon Group, Inc................................  2,824     22,423
#   CH Robinson Worldwide, Inc........................  3,372    218,404
*   Chart Industries, Inc.............................  3,149     51,045
#   Chicago Bridge & Iron Co. NV......................  6,783    263,316
#   Cintas Corp.......................................  3,157    271,249
    CIRCOR International, Inc.........................  1,665     59,091
*   Civeo Corp........................................  7,798      8,422
#   CLARCOR, Inc......................................  5,012    234,862
#*  Clean Harbors, Inc................................  6,405    283,806
#*  Colfax Corp.......................................  8,659    191,710
    Columbus McKinnon Corp............................  2,111     30,187
    Comfort Systems USA, Inc..........................  4,127    116,959
*   Commercial Vehicle Group, Inc.....................  1,100      3,410
*   Continental Building Products, Inc................  5,600     83,664
#   Copa Holdings SA Class A..........................  2,599    122,413
*   Copart, Inc....................................... 10,100    338,451
    Covanta Holding Corp.............................. 12,472    176,354
*   Covenant Transportation Group, Inc. Class A.......  2,301     44,939
*   CPI Aerostructures, Inc...........................    400      3,504
*   CRA International, Inc............................    600     11,178
    Crane Co..........................................  6,400    305,664
    CSX Corp.......................................... 44,705  1,029,109
    Cummins, Inc......................................  6,521    586,173
    Curtiss-Wright Corp...............................  5,012    345,828
    Danaher Corp...................................... 16,023  1,388,393

                                     1165

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#   Deere & Co........................................  7,870 $  606,069
    Delta Air Lines, Inc.............................. 19,060    844,167
#   Deluxe Corp.......................................  5,832    326,009
#   Donaldson Co., Inc................................  9,379    264,300
    Douglas Dynamics, Inc.............................  2,736     54,337
    Dover Corp........................................ 10,053    587,598
*   Ducommun, Inc.....................................  1,256     18,589
    Dun & Bradstreet Corp. (The)......................  1,684    165,739
*   DXP Enterprises, Inc..............................  1,200     18,816
*   Dycom Industries, Inc.............................  4,466    295,917
#   Dynamic Materials Corp............................  1,500      9,165
    Eastern Co. (The).................................    312      5,182
    Eaton Corp. P.L.C................................. 12,194    615,919
#*  Echo Global Logistics, Inc........................  2,419     53,242
    EMCOR Group, Inc..................................  6,103    278,907
    Emerson Electric Co............................... 16,543    760,647
    Encore Wire Corp..................................  2,272     84,541
*   Energy Recovery, Inc..............................  3,500     21,700
    EnerSys...........................................  4,945    239,486
    Engility Holdings, Inc............................  1,878     25,372
    Ennis, Inc........................................  2,743     54,778
    EnPro Industries, Inc.............................  1,800     80,046
    Equifax, Inc......................................  3,769    398,760
    ESCO Technologies, Inc............................  2,834     97,575
    Espey Manufacturing & Electronics Corp............    200      4,920
    Essendant, Inc....................................  3,886    116,036
*   Esterline Technologies Corp.......................  1,007     79,261
    Expeditors International of Washington, Inc.......  2,830    127,690
    Exponent, Inc.....................................  2,200    112,882
#   Fastenal Co.......................................  5,934    240,683
    Federal Signal Corp...............................  9,980    147,604
    FedEx Corp........................................  9,778  1,299,301
#   Flowserve Corp....................................  8,189    316,423
    Fluor Corp........................................  8,804    395,212
    Fortune Brands Home & Security, Inc...............  6,401    311,025
    Forward Air Corp..................................  3,378    145,794
*   Franklin Covey Co.................................  1,696     30,036
#   Franklin Electric Co., Inc........................  4,121    112,421
    FreightCar America, Inc...........................  1,200     22,860
*   FTI Consulting, Inc...............................  4,499    152,471
*   Fuel Tech, Inc....................................  1,500      2,700
*   Furmanite Corp....................................  3,862     20,237
    G&K Services, Inc. Class A........................  2,201    141,700
#   GATX Corp.........................................  4,312    176,706
#*  Generac Holdings, Inc.............................  5,106    145,113
#   General Cable Corp................................  5,143     60,276
#*  Genesee & Wyoming, Inc. Class A...................  3,914    194,056
*   Gibraltar Industries, Inc.........................  3,616     76,804
    Global Brass & Copper Holdings, Inc...............  2,379     49,269
    Global Power Equipment Group, Inc.................  1,450      3,799
#*  Golden Ocean Group, Ltd...........................  3,722      2,766
*   Goldfield Corp. (The).............................    600        768
    Gorman-Rupp Co. (The).............................  1,946     49,467

                                     1166

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   GP Strategies Corp................................  2,129 $ 51,501
#   Graco, Inc........................................  3,490  253,653
    Graham Corp.......................................    700   12,110
    Granite Construction, Inc.........................  3,858  149,035
*   Great Lakes Dredge & Dock Corp....................  6,473   22,267
#   Greenbrier Cos., Inc. (The).......................  2,478   64,081
#   Griffon Corp......................................  5,226   79,331
    H&E Equipment Services, Inc.......................  3,897   45,400
    Hardinge, Inc.....................................  1,051    9,280
    Harsco Corp....................................... 12,414   79,946
*   Hawaiian Holdings, Inc............................  6,902  243,019
*   HC2 Holdings, Inc.................................    936    3,557
*   HD Supply Holdings, Inc...........................  4,104  107,812
#   Healthcare Services Group, Inc....................  2,476   87,576
#   Heartland Express, Inc............................ 11,366  194,927
    HEICO Corp........................................  2,500  139,250
    HEICO Corp. Class A...............................  3,591  166,622
    Heidrick & Struggles International, Inc...........  1,671   44,048
*   Heritage-Crystal Clean, Inc.......................  2,088   19,920
    Herman Miller, Inc................................  7,882  201,937
*   Hertz Global Holdings, Inc........................ 31,764  288,417
#   Hexcel Corp.......................................  8,124  336,171
*   Hill International, Inc...........................  2,600    8,788
    Hillenbrand, Inc..................................  8,312  225,089
    HNI Corp..........................................  5,724  194,730
    Honeywell International, Inc......................  9,469  977,201
    Houston Wire & Cable Co...........................  1,200    6,612
*   Hub Group, Inc. Class A...........................  3,483  106,127
    Hubbell, Inc......................................  3,923  354,757
*   Hudson Global, Inc................................  2,300    6,210
    Hurco Cos., Inc...................................    500   13,500
*   Huron Consulting Group, Inc.......................  2,502  140,387
    Hyster-Yale Materials Handling, Inc...............  1,249   64,873
*   ICF International, Inc............................  1,939   66,333
    IDEX Corp.........................................  4,931  357,547
*   IHS, Inc. Class A.................................  2,400  251,088
    Illinois Tool Works, Inc..........................  5,161  464,851
    Ingersoll-Rand P.L.C.............................. 12,908  664,375
#*  InnerWorkings, Inc................................  4,367   30,831
*   Innovative Solutions & Support, Inc...............    400    1,056
    Insperity, Inc....................................  2,668  119,873
    Insteel Industries, Inc...........................  1,312   32,157
*   Integrated Electrical Services, Inc...............    315    3,865
    Interface, Inc....................................  6,223  105,106
    ITT Corp..........................................  8,450  274,202
*   Jacobs Engineering Group, Inc.....................  8,200  321,686
    JB Hunt Transport Services, Inc...................  5,012  364,372
*   JetBlue Airways Corp.............................. 33,180  707,066
    John Bean Technologies Corp.......................  2,511  115,029
#   Joy Global, Inc...................................  7,414   73,918
    Kadant, Inc.......................................    500   19,405
    Kaman Corp........................................  2,469   98,365
#   Kansas City Southern..............................  5,470  387,714

                                     1167

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    KAR Auction Services, Inc......................... 14,992 $501,033
    KBR, Inc.......................................... 10,709  152,710
    Kelly Services, Inc. Class A......................  3,623   60,069
    Kennametal, Inc...................................  6,737  119,245
*   Key Technology, Inc...............................    200    1,450
    Kforce, Inc.......................................  3,920   87,416
    Kimball International, Inc. Class B...............  5,025   48,441
#*  Kirby Corp........................................  6,360  322,134
#*  KLX, Inc..........................................  3,858  112,769
#   Knight Transportation, Inc........................ 10,595  259,260
    Knoll, Inc........................................  6,055  111,109
    Korn/Ferry International..........................  3,862  118,988
    Landstar System, Inc..............................  3,330  191,175
*   Lawson Products, Inc..............................    700   13,566
#*  Layne Christensen Co..............................  1,949    9,979
    LB Foster Co. Class A.............................    951   10,965
    Lennox International, Inc.........................  2,366  283,494
    Lincoln Electric Holdings, Inc....................  7,152  380,772
#   Lindsay Corp......................................  1,207   84,900
*   LMI Aerospace, Inc................................    900    8,883
    LS Starrett Co. (The) Class A.....................    230    2,215
    LSI Industries, Inc...............................  1,905   21,984
*   Lydall, Inc.......................................  1,600   45,200
    Manitowoc Co., Inc. (The)......................... 13,368  210,412
    ManpowerGroup, Inc................................  4,927  376,176
    Marten Transport, Ltd.............................  3,597   60,358
    Masco Corp........................................  7,631  201,382
*   MasTec, Inc.......................................  8,732  134,822
    Matson, Inc.......................................  6,252  252,643
    Matthews International Corp. Class A..............  2,539  126,721
    McGrath RentCorp..................................  2,866   69,959
*   Meritor, Inc......................................  6,964   47,564
*   MFRI, Inc.........................................    300    1,920
*   Middleby Corp. (The)..............................  1,500  135,540
    Miller Industries, Inc............................  1,300   27,937
*   Mistras Group, Inc................................  2,322   52,454
#   Mobile Mini, Inc..................................  4,781  123,924
*   Moog, Inc. Class A................................  3,642  168,734
#*  MRC Global, Inc................................... 10,826  108,801
    MSA Safety, Inc...................................  3,967  169,788
#   MSC Industrial Direct Co., Inc. Class A...........  5,466  354,251
    Mueller Industries, Inc...........................  5,524  140,586
    Mueller Water Products, Inc. Class A.............. 21,496  176,482
    Multi-Color Corp..................................  1,844  116,227
*   MYR Group, Inc....................................  2,344   46,903
*   Navigant Consulting, Inc..........................  4,670   73,739
*   NCI Building Systems, Inc.........................  4,080   42,350
    Nielsen Holdings P.L.C............................ 17,082  822,669
*   NL Industries, Inc................................  2,000    4,160
    NN, Inc...........................................  2,533   30,700
#   Nordson Corp......................................  4,243  256,404
    Norfolk Southern Corp.............................  9,406  663,123
*   Nortek, Inc.......................................    919   35,832

                                     1168

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   Northwest Pipe Co.................................    665 $  6,364
#*  NOW, Inc..........................................  2,403   32,585
*   NV5 Global, Inc...................................    528   10,021
*   Old Dominion Freight Line, Inc....................  9,811  537,937
    Omega Flex, Inc...................................    300    8,880
*   On Assignment, Inc................................  5,609  216,788
#*  Orion Energy Systems, Inc.........................    900    1,827
#*  Orion Marine Group, Inc...........................  2,461    8,884
#   Oshkosh Corp......................................  8,932  294,131
    Owens Corning..................................... 11,562  534,049
#   PACCAR, Inc....................................... 20,290  995,630
*   PAM Transportation Services, Inc..................    503   12,992
    Park-Ohio Holdings Corp...........................  1,783   50,869
    Parker-Hannifin Corp..............................  7,847  762,415
*   Patrick Industries, Inc...........................  2,332   81,503
*   Patriot Transportation Holding, Inc...............    133    2,974
*   Pendrell Corp.....................................  6,146    3,318
#   Pentair P.L.C.....................................  8,994  423,797
*   Performant Financial Corp.........................  6,812   11,649
*   PGT, Inc..........................................  9,717   95,227
#   Pitney Bowes, Inc................................. 10,321  202,085
*   Ply Gem Holdings, Inc.............................  4,100   40,877
    Powell Industries, Inc............................    901   22,561
#*  Power Solutions International, Inc................    277    3,310
*   PowerSecure International, Inc....................  1,907   20,939
    Preformed Line Products Co........................    428   16,187
#   Primoris Services Corp............................  6,129  124,970
#*  Proto Labs, Inc...................................    741   40,748
    Quad/Graphics, Inc................................  3,742   37,719
    Quanex Building Products Corp.....................  3,558   65,859
*   Quanta Services, Inc.............................. 15,563  291,028
*   Radiant Logistics, Inc............................  4,889   16,183
#   Raven Industries, Inc.............................  3,272   49,113
#*  RBC Bearings, Inc.................................  2,352  139,544
    RCM Technologies, Inc.............................    300    1,491
    Regal Beloit Corp.................................  3,171  178,242
*   Republic Airways Holdings, Inc....................  5,101   10,865
    Republic Services, Inc............................ 17,195  751,421
    Resources Connection, Inc.........................  3,398   51,344
*   Rexnord Corp...................................... 15,626  255,798
*   Roadrunner Transportation Systems, Inc............  3,928   31,110
    Robert Half International, Inc....................  3,697  161,818
    Rockwell Automation, Inc..........................  3,268  312,323
#   Rockwell Collins, Inc.............................  1,400  113,232
#   Rollins, Inc......................................  4,156  114,498
    Roper Technologies, Inc...........................  1,893  332,543
*   RPX Corp..........................................  5,953   68,936
#   RR Donnelley & Sons Co............................ 15,682  219,078
*   Rush Enterprises, Inc. Class A....................  3,408   65,093
    Ryder System, Inc.................................  7,716  410,260
*   Saia, Inc.........................................  2,876   61,518
#*  Sensata Technologies Holding NV...................  9,400  344,980
*   SIFCO Industries, Inc.............................    157    1,217

                                     1169

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Simpson Manufacturing Co., Inc....................  4,083 $  133,228
#   SkyWest, Inc......................................  5,524     82,970
*   SL Industries, Inc................................    560     16,800
    Snap-on, Inc......................................  2,900    468,524
#*  SolarCity Corp....................................  2,000     71,300
    Southwest Airlines Co............................. 30,247  1,137,892
*   SP Plus Corp......................................  2,236     50,198
*   Spirit Aerosystems Holdings, Inc. Class A.........  7,209    305,662
#*  Spirit Airlines, Inc..............................  5,133    214,559
    SPX Corp..........................................  3,471     32,280
*   SPX FLOW, Inc.....................................  3,471     82,749
    Standex International Corp........................  1,392    100,530
    Stanley Black & Decker, Inc.......................  7,471    704,814
    Steelcase, Inc. Class A........................... 10,033    128,021
*   Stericycle, Inc...................................  2,493    300,033
*   Sterling Construction Co., Inc....................    832      4,476
    Sun Hydraulics Corp...............................  3,588     91,350
    Supreme Industries, Inc. Class A..................  1,500      8,730
#*  Swift Transportation Co........................... 11,388    185,738
    TAL International Group, Inc......................  3,620     40,834
#*  Taser International, Inc..........................  4,043     62,222
#*  Team, Inc.........................................  1,960     47,040
*   Teledyne Technologies, Inc........................  3,821    310,456
    Tennant Co........................................  1,874    101,402
    Terex Corp........................................ 10,133    226,979
    Tetra Tech, Inc...................................  5,759    152,556
#   Textainer Group Holdings, Ltd.....................  5,806     61,834
*   Thermon Group Holdings, Inc.......................  3,194     53,723
    Timken Co. (The)..................................  7,441    197,559
    Titan International, Inc..........................  3,320      9,960
*   Titan Machinery, Inc..............................  1,637     13,898
    Toro Co. (The)....................................  2,757    205,452
#*  TransDigm Group, Inc..............................    878    197,313
*   TRC Cos., Inc.....................................  2,308     20,380
*   Trex Co., Inc.....................................  1,936     72,716
*   TriMas Corp.......................................  4,555     78,756
    Trinity Industries, Inc........................... 19,670    421,331
    Triumph Group, Inc................................  5,287    134,819
*   TrueBlue, Inc.....................................  3,640     83,138
*   Tutor Perini Corp.................................  5,050     66,711
    Twin Disc, Inc....................................  1,100     12,584
    Tyco International P.L.C.......................... 16,054    552,097
*   Ultralife Corp....................................    900      5,067
    UniFirst Corp.....................................  1,405    147,947
    Union Pacific Corp................................ 30,954  2,228,688
*   United Continental Holdings, Inc.................. 19,334    933,446
    United Parcel Service, Inc. Class B...............  6,714    625,745
*   United Rentals, Inc...............................  7,158    342,940
#   United Technologies Corp.......................... 28,566  2,504,953
    Universal Forest Products, Inc....................  2,015    138,813
    Universal Truckload Services, Inc.................  2,487     32,107
#   US Ecology, Inc...................................  2,754     93,553
*   USA Truck, Inc....................................    905     14,634

                                     1170

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
#*  USG Corp..........................................  5,337 $    95,479
    Valmont Industries, Inc...........................  2,358     251,339
*   Vectrus, Inc......................................    582      11,500
#*  Verisk Analytics, Inc.............................  3,938     287,474
#*  Veritiv Corp......................................    833      25,698
    Viad Corp.........................................  2,548      75,090
#*  Vicor Corp........................................  1,600      13,440
*   Volt Information Sciences, Inc....................    639       4,901
    VSE Corp..........................................    500      30,000
*   Wabash National Corp..............................  7,495      82,895
*   WABCO Holdings, Inc...............................  2,234     200,278
#   Wabtec Corp.......................................  2,332     149,131
    Waste Connections, Inc............................ 13,121     786,866
    Waste Management, Inc............................. 10,825     573,184
    Watsco, Inc.......................................  3,318     385,585
    Watts Water Technologies, Inc. Class A............  2,541     125,195
    Werner Enterprises, Inc...........................  7,357     177,672
#*  Wesco Aircraft Holdings, Inc......................  9,659     109,050
#*  WESCO International, Inc..........................  4,700     189,786
    West Corp.........................................  6,127     110,960
*   Willdan Group, Inc................................    911       7,798
*   Willis Lease Finance Corp.........................    400       7,084
    Woodward, Inc.....................................  6,979     322,360
#   WW Grainger, Inc..................................  1,900     373,711
*   Xerium Technologies, Inc..........................  1,405      12,617
#*  XPO Logistics, Inc................................  7,640     174,574
    Xylem, Inc........................................ 12,516     449,950
*   YRC Worldwide, Inc................................  2,988      30,896
                                                              -----------
Total Industrials.....................................         73,309,230
                                                              -----------
Information Technology -- (17.7%)
#*  3D Systems Corp...................................  1,697      13,593
    Accenture P.L.C. Class A..........................  6,635     700,258
*   ACI Worldwide, Inc................................  8,700     155,730
    Activision Blizzard, Inc.......................... 27,130     944,667
*   Actua Corp........................................  4,648      43,970
*   Acxiom Corp.......................................  7,419     138,735
*   Adobe Systems, Inc................................  2,144     191,095
    ADTRAN, Inc.......................................  4,691      85,189
*   Advanced Energy Industries, Inc...................  2,622      73,626
*   Agilysys, Inc.....................................  1,500      14,850
*   Akamai Technologies, Inc.......................... 10,717     488,910
*   Alliance Data Systems Corp........................  1,259     251,536
*   Alliance Fiber Optic Products, Inc................  2,052      29,487
*   Alpha & Omega Semiconductor, Ltd..................  2,773      26,482
*   Alphabet, Inc. Class A............................  3,534   2,690,611
*   Alphabet, Inc. Class C............................  3,973   2,951,740
    Amdocs, Ltd.......................................  6,146     336,432
    American Software, Inc. Class A...................  1,755      17,076
*   Amkor Technology, Inc............................. 19,123     117,415
    Amphenol Corp. Class A............................  5,958     295,338
*   Amtech Systems, Inc...............................    531       3,011
    Analog Devices, Inc...............................  4,788     257,882

                                     1171

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Angie's List, Inc.................................   2,692 $    22,855
*   Anixter International, Inc........................   3,263     161,323
*   ANSYS, Inc........................................   3,625     319,689
    Apple, Inc........................................ 138,338  13,465,821
    Applied Materials, Inc............................  26,736     471,890
#*  Arista Networks, Inc..............................   1,400      84,042
#*  ARRIS International P.L.C.........................  17,640     449,291
*   Arrow Electronics, Inc............................   8,552     441,283
#*  Aspen Technology, Inc.............................   4,012     130,149
    Atmel Corp........................................  14,000     112,840
#*  Autodesk, Inc.....................................   1,900      88,958
    Automatic Data Processing, Inc....................   4,797     398,583
    Avago Technologies, Ltd...........................   3,100     414,501
*   AVG Technologies NV...............................   7,341     138,525
*   Aviat Networks, Inc...............................   3,735       2,753
*   Avid Technology, Inc..............................   2,744      19,482
    Avnet, Inc........................................   8,819     352,054
#   AVX Corp..........................................  12,722     146,049
*   Axcelis Technologies, Inc.........................  13,615      35,671
*   AXT, Inc..........................................   2,400       6,024
#   Badger Meter, Inc.................................   1,667      93,069
*   Bankrate, Inc.....................................   8,276      94,677
    Bel Fuse, Inc. Class B............................   1,200      18,204
    Belden, Inc.......................................   2,262      96,633
*   Benchmark Electronics, Inc........................   4,214      88,494
    Black Box Corp....................................   1,262       9,616
    Blackbaud, Inc....................................   3,632     223,295
*   Blackhawk Network Holdings, Inc...................   5,514     207,823
#*  Blucora, Inc......................................   4,883      42,140
    Booz Allen Hamilton Holding Corp..................   6,189     175,087
#*  Bottomline Technologies de, Inc...................   2,535      73,059
    Broadcom Corp. Class A............................   4,500     246,015
    Broadridge Financial Solutions, Inc...............   3,815     204,331
*   BroadVision, Inc..................................     200       1,130
    Brocade Communications Systems, Inc...............  40,237     321,091
    Brooks Automation, Inc............................   7,292      69,493
*   BSQUARE Corp......................................   1,400       8,610
    CA, Inc...........................................  22,046     633,382
*   Cabot Microelectronics Corp.......................   2,165      87,986
*   CACI International, Inc. Class A..................   2,766     229,772
*   Cadence Design Systems, Inc.......................   6,577     128,646
*   CalAmp Corp.......................................   3,100      52,700
*   Calix, Inc........................................   5,315      40,819
#*  Cardtronics, Inc..................................   6,512     200,635
*   Cascade Microtech, Inc............................   2,099      33,269
#   Cass Information Systems, Inc.....................     876      44,588
#*  Cavium, Inc.......................................     500      28,885
    CDK Global, Inc...................................   2,199      96,866
    CDW Corp..........................................  11,303     434,600
*   Ceva, Inc.........................................   1,827      42,295
    Checkpoint Systems, Inc...........................   4,478      29,017
*   CIBER, Inc........................................   7,882      25,617
#*  Ciena Corp........................................   6,144     109,179

                                     1172

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Cimpress NV.......................................   2,089 $  164,028
*   Cirrus Logic, Inc.................................   6,738    233,943
    Cisco Systems, Inc................................ 131,550  3,129,574
*   Citrix Systems, Inc...............................   3,002    211,521
#*  Clearfield, Inc...................................     600      8,880
    Cognex Corp.......................................   3,516    113,391
*   Cognizant Technology Solutions Corp. Class A......   9,965    630,884
*   Coherent, Inc.....................................   1,988    153,613
    Cohu, Inc.........................................   3,335     40,387
#*  CommScope Holding Co., Inc........................  16,107    361,119
    Communications Systems, Inc.......................     400      2,888
*   CommVault Systems, Inc............................     869     32,605
    Computer Sciences Corp............................   6,933    222,341
    Computer Task Group, Inc..........................   1,668      9,858
    Comtech Telecommunications Corp...................   1,600     31,232
    Concurrent Computer Corp..........................   1,400      7,084
*   Constant Contact, Inc.............................   1,310     41,409
    Convergys Corp....................................   8,388    205,003
*   CoreLogic, Inc....................................   9,208    328,726
#*  CoStar Group, Inc.................................     800    140,296
*   Covisint Corp.....................................   2,639      5,568
*   Cray, Inc.........................................   2,309     90,952
#*  Cree, Inc.........................................   5,708    159,995
#   CSG Systems International, Inc....................   4,164    145,490
    CTS Corp..........................................   1,493     23,515
#   Cypress Semiconductor Corp........................  17,881    140,545
    Daktronics, Inc...................................   2,912     23,383
*   Datalink Corp.....................................   1,905     13,678
*   Demand Media, Inc.................................   2,563     12,918
*   DHI Group, Inc....................................   7,764     72,283
#   Diebold, Inc......................................   6,891    191,019
*   Digi International, Inc...........................   2,826     25,773
*   Digimarc Corp.....................................     400     14,312
*   Diodes, Inc.......................................   3,494     66,840
#   Dolby Laboratories, Inc. Class A..................   3,396    122,290
*   DSP Group, Inc....................................   1,882     18,011
    DST Systems, Inc..................................   4,345    458,006
*   DTS, Inc..........................................   1,597     35,581
    EarthLink Holdings Corp...........................  16,208     95,951
*   eBay, Inc.........................................  16,987    398,515
#   Ebix, Inc.........................................   3,114    106,250
*   EchoStar Corp. Class A............................   4,519    158,752
    Electro Rent Corp.................................   2,186     19,106
*   Electro Scientific Industries, Inc................   3,565     21,533
*   Electronic Arts, Inc..............................   4,650    300,134
*   Electronics for Imaging, Inc......................   3,022    125,050
#*  Ellie Mae, Inc....................................   1,499    104,675
*   eMagin Corp.......................................     200        272
    EMC Corp..........................................  70,135  1,737,244
*   Emcore Corp.......................................   2,998     18,168
#*  EnerNOC, Inc......................................   3,307     17,362
*   Entegris, Inc.....................................  10,747    125,310
*   Envestnet, Inc....................................   1,464     34,331

                                     1173

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   EPAM Systems, Inc.................................  2,093 $  156,766
    Epiq Systems, Inc.................................  4,050     50,706
*   ePlus, Inc........................................    624     59,099
*   Euronet Worldwide, Inc............................  3,499    279,115
*   Exar Corp.........................................  4,467     24,569
*   ExlService Holdings, Inc..........................  2,449    106,923
*   Extreme Networks, Inc.............................  4,120     11,371
#*  F5 Networks, Inc..................................  1,500    140,670
*   Fabrinet..........................................  3,670     91,420
*   Facebook, Inc. Class A............................ 13,695  1,536,716
    Fair Isaac Corp...................................  2,048    195,727
*   Fairchild Semiconductor International, Inc........ 11,196    229,406
*   FalconStor Software, Inc..........................  2,300      4,278
#*  FARO Technologies, Inc............................    900     23,103
#   FEI Co............................................  2,711    196,412
    Fidelity National Information Services, Inc....... 13,480    805,160
#*  Finisar Corp...................................... 10,980    139,446
#*  FireEye, Inc......................................  1,700     23,953
*   First Solar, Inc..................................  4,363    299,564
*   Fiserv, Inc.......................................  5,128    484,904
#*  FleetCor Technologies, Inc........................  4,704    577,839
*   Flextronics International, Ltd.................... 33,122    347,119
    FLIR Systems, Inc................................. 12,300    359,652
*   FormFactor, Inc...................................  5,406     44,924
    Forrester Research, Inc...........................  1,323     42,296
#*  Fortinet, Inc.....................................  1,332     37,482
*   Frequency Electronics, Inc........................    400      3,552
*   Gartner, Inc......................................  1,984    174,374
*   Genpact, Ltd...................................... 18,505    442,640
#   Global Payments, Inc.............................. 12,078    711,998
#*  GrubHub, Inc......................................  4,000     75,400
*   GSI Group, Inc....................................  2,146     26,525
*   GSI Technology, Inc...............................  1,016      3,505
#*  GTT Communications, Inc...........................  2,462     36,659
*   Guidewire Software, Inc...........................  1,784     98,191
    Hackett Group, Inc. (The).........................  3,070     45,344
#*  Harmonic, Inc.....................................  9,892     32,644
    Harris Corp.......................................  5,888    512,079
    Heartland Payment Systems, Inc....................  4,258    392,077
    Hewlett Packard Enterprise Co..................... 81,229  1,117,711
*   Higher One Holdings, Inc..........................  5,300     18,497
    HP, Inc........................................... 66,625    646,929
#*  Hutchinson Technology, Inc........................  2,400      8,880
    IAC/InterActiveCorp...............................  7,280    378,123
*   ID Systems, Inc...................................    100        401
#*  Identiv, Inc......................................    249        473
*   II-VI, Inc........................................  6,190    128,752
*   Imation Corp......................................  1,900      1,595
*   Immersion Corp....................................  1,700     14,416
#*  Infinera Corp.....................................  4,419     67,699
    Ingram Micro, Inc. Class A........................ 13,574    382,787
*   Innodata, Inc.....................................    700      1,687
*   Inphi Corp........................................  2,200     61,050

                                     1174

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc..........................   4,000 $   94,520
*   Integrated Device Technology, Inc.................  11,278    287,363
    Intel Corp........................................ 212,801  6,601,087
#   InterDigital, Inc.................................   5,053    227,587
*   Internap Corp.....................................   7,500     28,950
    International Business Machines Corp..............   9,942  1,240,662
    Intersil Corp. Class A............................  11,304    146,952
*   IntraLinks Holdings, Inc..........................   3,826     30,838
    Intuit, Inc.......................................   2,740    261,697
*   Inuvo, Inc........................................   1,177      2,766
#*  iPass, Inc........................................   2,100      1,890
#*  IPG Photonics Corp................................   4,537    366,726
#*  Itron, Inc........................................   2,965     97,726
*   Ixia..............................................   8,038     76,924
    IXYS Corp.........................................   3,718     44,356
#   j2 Global, Inc....................................   3,921    284,312
    Jabil Circuit, Inc................................  24,166    481,145
    Jack Henry & Associates, Inc......................   5,097    413,774
    Juniper Networks, Inc.............................  11,681    275,672
*   Kemet Corp........................................   3,823      5,658
*   Key Tronic Corp...................................     700      5,306
*   Keysight Technologies, Inc........................  12,214    285,808
*   Kimball Electronics, Inc..........................   3,228     32,409
    KLA-Tencor Corp...................................   4,958    332,136
#*  Knowles Corp......................................   4,538     61,717
*   Kopin Corp........................................   3,322      6,411
*   Kulicke & Soffa Industries, Inc...................   7,775     78,683
*   KVH Industries, Inc...............................     884      8,531
    Lam Research Corp.................................   6,427    461,394
#*  Lattice Semiconductor Corp........................   7,554     36,712
    Leidos Holdings, Inc..............................   5,617    259,056
    Lexmark International, Inc. Class A...............   6,300    177,723
*   Limelight Networks, Inc...........................   9,241     11,551
    Linear Technology Corp............................   4,791    204,719
*   LinkedIn Corp. Class A............................     500     98,955
*   Lionbridge Technologies, Inc......................   7,777     36,008
*   Liquidity Services, Inc...........................   1,759     11,451
    Littelfuse, Inc...................................   2,023    206,144
*   LoJack Corp.......................................   1,205      6,459
*   Lumentum Holdings, Inc............................   3,606     71,146
#*  M/A-COM Technology Solutions Holdings, Inc........   2,973    114,461
#*  Magnachip Semiconductor Corp......................   3,805     17,427
*   Manhattan Associates, Inc.........................   5,332    307,390
    Marchex, Inc. Class B.............................   3,498     13,362
    Marvell Technology Group, Ltd.....................  18,870    167,000
    MasterCard, Inc. Class A..........................  10,640    947,279
*   Mattersight Corp..................................     151        824
*   Mattson Technology, Inc...........................   4,091     14,278
    Maxim Integrated Products, Inc....................   4,658    155,577
    MAXIMUS, Inc......................................   5,634    300,687
*   MaxLinear, Inc. Class A...........................   2,358     36,266
*   Maxwell Technologies, Inc.........................   1,381      9,626
*   MeetMe, Inc.......................................   1,322      4,217

                                     1175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Mentor Graphics Corp..............................  11,265 $  195,786
*   Mercury Systems, Inc..............................   3,426     65,402
#   Mesa Laboratories, Inc............................     256     26,624
    Methode Electronics, Inc..........................   3,800     99,028
#   Microchip Technology, Inc.........................  10,711    479,960
#*  Micron Technology, Inc............................  55,407    611,139
*   Microsemi Corp....................................   8,958    283,969
    Microsoft Corp.................................... 159,309  8,776,333
*   MicroStrategy, Inc. Class A.......................   1,129    194,764
    MKS Instruments, Inc..............................   4,442    157,424
    MOCON, Inc........................................     400      5,244
*   ModusLink Global Solutions, Inc...................   6,108     13,132
*   MoneyGram International, Inc......................   4,487     23,781
    Monolithic Power Systems, Inc.....................   1,836    114,879
    Monotype Imaging Holdings, Inc....................   2,518     62,799
#*  Monster Worldwide, Inc............................  10,323     51,512
*   MoSys, Inc........................................   4,500      4,095
    Motorola Solutions, Inc...........................   2,938    196,170
    MTS Systems Corp..................................   1,699     90,727
*   Multi-Fineline Electronix, Inc....................   2,741     45,857
*   Nanometrics, Inc..................................   2,275     32,146
*   NAPCO Security Technologies, Inc..................     990      5,396
    National Instruments Corp.........................   8,187    233,329
    NCI, Inc. Class A.................................     397      5,010
*   NCR Corp..........................................  10,713    228,615
*   NeoPhotonics Corp.................................   2,479     22,237
    NetApp, Inc.......................................  16,047    351,911
*   NETGEAR, Inc......................................   3,272    122,275
*   NetScout Systems, Inc.............................   2,794     60,211
#*  NetSuite, Inc.....................................     350     24,280
#*  NeuStar, Inc. Class A.............................   2,100     51,618
*   Newport Corp......................................   2,772     42,218
    NIC, Inc..........................................   4,961     98,178
*   Nuance Communications, Inc........................  25,474    449,107
#*  Numerex Corp. Class A.............................     800      4,976
    NVE Corp..........................................     473     23,461
    NVIDIA Corp.......................................  20,860    610,989
*   NXP Semiconductors NV.............................   2,371    177,303
#*  Oclaro, Inc.......................................   4,670     16,158
*   ON Semiconductor Corp.............................  44,617    381,922
    Oracle Corp.......................................  60,798  2,207,575
*   OSI Systems, Inc..................................   1,800     98,676
#*  Palo Alto Networks, Inc...........................   1,100    164,439
*   PAR Technology Corp...............................     700      4,074
    Park Electrochemical Corp.........................   1,965     31,990
#   Paychex, Inc......................................   6,490    310,611
#*  Paycom Software, Inc..............................   3,105     93,616
*   PayPal Holdings, Inc..............................   6,400    231,296
    PC Connection, Inc................................   2,600     58,682
    PC-Tel, Inc.......................................     700      3,353
*   PCM, Inc..........................................     700      5,775
*   PDF Solutions, Inc................................   1,824     19,754
    Pegasystems, Inc..................................   6,742    158,437

                                     1176

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Perceptron, Inc...................................    800 $    5,280
*   Perficient, Inc...................................  3,179     60,560
*   PFSweb, Inc.......................................  1,937     23,980
*   Photronics, Inc...................................  6,844     81,717
*   Planet Payment, Inc...............................  6,963     20,123
    Plantronics, Inc..................................  4,200    188,286
*   Plexus Corp.......................................  3,638    127,148
*   Polycom, Inc...................................... 12,395    126,305
    Power Integrations, Inc...........................  1,553     73,193
*   PRGX Global, Inc..................................  2,000      7,600
*   Progress Software Corp............................  3,875    100,324
*   PTC, Inc..........................................  3,400    100,674
    QAD, Inc. Class A.................................  1,197     22,156
    QAD, Inc. Class B.................................    160      2,483
*   QLogic Corp.......................................  9,117    116,880
*   Qorvo, Inc........................................  4,647    184,021
    QUALCOMM, Inc..................................... 36,409  1,650,784
*   QuinStreet, Inc...................................  2,573      9,803
*   Qumu Corp.........................................    800      2,504
*   Rackspace Hosting, Inc............................  7,138    144,259
*   Radisys Corp......................................  1,829      4,938
#*  Rambus, Inc.......................................  7,258     88,838
*   RealD, Inc........................................  4,435     46,080
*   RealNetworks, Inc.................................  4,961     17,959
*   Red Hat, Inc......................................  3,026    211,971
    Reis, Inc.........................................    600     13,530
*   RetailMeNot, Inc..................................    990      9,009
    Richardson Electronics, Ltd.......................    900      4,635
#*  Rightside Group, Ltd..............................    663      5,967
*   Rofin-Sinar Technologies, Inc.....................  3,619     92,248
*   Rogers Corp.......................................  1,173     55,682
*   Rosetta Stone, Inc................................  1,595     10,623
*   Rovi Corp.........................................  9,224    179,499
*   Ruckus Wireless, Inc..............................  4,829     40,612
*   Rudolph Technologies, Inc.........................  3,235     41,440
    Sabre Corp........................................  4,486    114,886
*   salesforce.com, Inc...............................  2,000    136,120
    SanDisk Corp......................................  5,191    367,004
*   Sanmina Corp......................................  8,815    165,193
*   ScanSource, Inc...................................  3,055     95,866
*   SciQuest, Inc.....................................  1,400     17,822
*   Seachange International, Inc......................  3,525     21,926
#   Seagate Technology P.L.C..........................  6,116    177,670
*   Semtech Corp......................................  4,184     84,098
*   ServiceNow, Inc...................................  1,178     73,283
#*  ServiceSource International, Inc..................  4,300     16,641
*   ShoreTel, Inc.....................................  4,700     38,587
#*  Shutterstock, Inc.................................    849     24,528
*   Sigma Designs, Inc................................  2,476     16,416
*   Silicon Laboratories, Inc.........................  2,570    117,192
#*  Silver Spring Networks, Inc.......................  2,800     32,060
    Skyworks Solutions, Inc...........................  6,269    432,059
*   SMTC Corp.........................................  1,100      1,375

                                     1177

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
*   SolarWinds, Inc...................................  2,300 $137,885
    Solera Holdings, Inc..............................  4,055  220,024
*   Sonus Networks, Inc...............................  5,626   33,756
#*  Splunk, Inc.......................................    800   37,032
    SS&C Technologies Holdings, Inc...................  2,250  144,653
*   Stamps.com, Inc...................................  1,221  114,554
*   StarTek, Inc......................................    700    2,807
#*  Stratasys, Ltd....................................  1,949   31,769
#*  SunPower Corp.....................................  8,403  213,772
*   Super Micro Computer, Inc.........................  3,111   92,646
#*  Support.com, Inc..................................  5,020    4,333
*   Sykes Enterprises, Inc............................  4,659  137,161
    Symantec Corp..................................... 28,546  566,353
#*  Synaptics, Inc....................................  3,600  263,916
#*  Synchronoss Technologies, Inc.....................  4,000  122,560
    SYNNEX Corp.......................................  4,149  348,309
*   Synopsys, Inc.....................................  3,400  145,860
*   Syntel, Inc.......................................  5,908  279,685
*   Tableau Software, Inc. Class A....................    400   32,096
#*  Take-Two Interactive Software, Inc................  4,700  163,090
#*  Tangoe, Inc.......................................    801    6,704
    TE Connectivity, Ltd.............................. 12,535  716,501
*   Tech Data Corp....................................  3,921  244,670
*   TechTarget, Inc...................................  1,000    7,950
*   TeleCommunication Systems, Inc. Class A...........  6,025   29,884
*   Telenav, Inc......................................  4,400   25,344
    TeleTech Holdings, Inc............................  5,417  144,688
#*  Teradata Corp.....................................  9,546  232,350
    Teradyne, Inc..................................... 17,385  337,791
    Tessco Technologies, Inc..........................    672   11,101
    Tessera Technologies, Inc.........................  6,670  192,229
    Texas Instruments, Inc............................ 15,532  822,109
*   TiVo, Inc.........................................  9,568   76,353
    Total System Services, Inc........................ 11,090  445,374
    TransAct Technologies, Inc........................    400    3,092
*   Travelzoo, Inc....................................    900    7,299
#*  Trimble Navigation, Ltd...........................  7,620  146,990
*   TTM Technologies, Inc.............................  9,581   55,857
#*  Twitter, Inc......................................  1,000   16,800
*   Tyler Technologies, Inc...........................  1,117  175,436
#*  Ubiquiti Networks, Inc............................  4,227  125,161
#*  Ultimate Software Group, Inc. (The)...............    680  119,428
*   Ultra Clean Holdings, Inc.........................  3,000   15,480
*   Ultratech, Inc....................................  2,800   56,476
#*  Unisys Corp.......................................  3,288   32,288
*   United Online, Inc................................  1,294   13,729
#*  Universal Display Corp............................    975   47,873
*   Unwired Planet, Inc...............................    268    2,487
*   Vantiv, Inc. Class A..............................  5,116  240,708
#*  Veeco Instruments, Inc............................  3,848   71,727
#*  VeriFone Systems, Inc............................. 10,890  254,717
*   Verint Systems, Inc...............................  2,596   95,040
#*  VeriSign, Inc.....................................  1,800  136,080

                                     1178

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Information Technology -- (Continued)
#*  ViaSat, Inc.......................................  4,821 $    301,312
#*  Viavi Solutions, Inc.............................. 18,400       92,000
*   Virtusa Corp......................................  1,400       62,608
#   Visa, Inc. Class A................................ 19,776    1,473,114
    Vishay Intertechnology, Inc....................... 14,630      167,660
*   Vishay Precision Group, Inc.......................    793        9,373
#*  VMware, Inc. Class A..............................    340       15,555
    Wayside Technology Group, Inc.....................    200        3,650
*   Web.com Group, Inc................................  7,410      139,530
#*  WebMD Health Corp.................................  2,874      146,890
*   Westell Technologies, Inc. Class A................  2,172        2,389
    Western Digital Corp..............................  8,160      391,517
#   Western Union Co. (The)........................... 12,019      214,419
#*  WEX, Inc..........................................  3,436      249,488
*   Workday, Inc. Class A.............................    626       39,444
*   Xcerra Corp.......................................  3,103       17,004
    Xilinx, Inc....................................... 13,073      657,180
*   XO Group, Inc.....................................  1,807       26,924
*   Yahoo!, Inc....................................... 16,038      473,281
#*  Zebra Technologies Corp. Class A..................  1,700      102,680
#*  Zillow Group, Inc. Class A........................  4,406       95,478
#*  Zillow Group, Inc. Class C........................  1,000       20,500
*   Zix Corp..........................................  5,219       23,433
*   Zynga, Inc. Class A............................... 73,876      181,735
                                                              ------------
Total Information Technology..........................         105,877,180
                                                              ------------
Materials -- (4.0%)
    A Schulman, Inc...................................  2,365       59,882
    AEP Industries, Inc...............................    875       74,060
    Air Products & Chemicals, Inc.....................  3,600      456,156
    Albemarle Corp....................................  3,468      182,556
    Alcoa, Inc........................................ 52,542      383,031
#   Allegheny Technologies, Inc.......................  8,216       77,066
#*  AM Castle & Co....................................  1,581        2,909
#   American Vanguard Corp............................  3,400       38,284
    Ampco-Pittsburgh Corp.............................  1,053       10,972
    AptarGroup, Inc...................................  6,795      495,355
    Ashland, Inc......................................  2,540      240,690
    Avery Dennison Corp...............................  2,953      179,808
    Axiall Corp.......................................  5,189       93,039
    Balchem Corp......................................  3,488      195,816
    Ball Corp.........................................  3,274      218,801
    Bemis Co., Inc.................................... 11,636      557,015
*   Berry Plastics Group, Inc.........................  5,370      167,007
*   Boise Cascade Co..................................  4,674       96,565
    Cabot Corp........................................  5,774      232,923
    Calgon Carbon Corp................................  5,733       92,817
#   Carpenter Technology Corp.........................  5,545      153,929
    Celanese Corp. Series A...........................  7,300      464,791
#*  Century Aluminum Co...............................  7,651       36,113
    CF Industries Holdings, Inc....................... 19,825      594,750
#   Chase Corp........................................    998       45,858
#   Chemours Co. (The)................................  2,363        9,310

                                     1179

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
*   Chemtura Corp.....................................  7,486 $  196,433
*   Clearwater Paper Corp.............................  1,919     75,148
*   Codexis, Inc......................................  2,200      8,910
    Commercial Metals Co.............................. 12,372    172,218
#   Compass Minerals International, Inc...............  4,696    351,496
*   Core Molding Technologies, Inc....................    683      7,397
*   Crown Holdings, Inc...............................  3,146    144,338
    Deltic Timber Corp................................    681     37,401
    Domtar Corp.......................................  7,284    234,909
    Dow Chemical Co. (The)............................ 38,029  1,597,218
    Eagle Materials, Inc..............................  4,584    245,427
    Ecolab, Inc.......................................  5,386    580,988
    EI du Pont de Nemours & Co........................ 10,219    539,154
*   Ferro Corp........................................  5,502     51,114
    Ferroglobe P.L.C..................................  6,099     51,841
#*  Flotek Industries, Inc............................  3,205     21,409
#   FMC Corp..........................................  3,376    120,591
#   Freeport-McMoRan, Inc.............................  5,947     27,356
    Friedman Industries, Inc..........................    400      1,920
    FutureFuel Corp...................................  3,113     38,975
    Graphic Packaging Holding Co...................... 42,159    478,926
#   Greif, Inc. Class A...............................  2,800     74,004
#   Greif, Inc. Class B...............................  1,052     38,398
*   Handy & Harman, Ltd...............................    300      5,106
    Hawkins, Inc......................................    817     30,613
    Haynes International, Inc.........................  1,143     36,576
    HB Fuller Co......................................  4,005    149,066
*   Headwaters, Inc...................................  7,392    118,050
#   Hecla Mining Co................................... 26,006     48,371
    Huntsman Corp..................................... 29,869    257,769
    Innophos Holdings, Inc............................  2,105     56,225
    Innospec, Inc.....................................  2,596    129,411
#   International Flavors & Fragrances, Inc...........  1,600    187,136
    International Paper Co............................ 28,627    979,330
*   Intrepid Potash, Inc..............................  5,959     12,991
    Kaiser Aluminum Corp..............................  1,125     87,457
    KapStone Paper and Packaging Corp................. 12,344    182,444
    KMG Chemicals, Inc................................    783     18,056
*   Koppers Holdings, Inc.............................  2,976     50,384
*   Kraton Performance Polymers, Inc..................  3,196     46,917
#   Kronos Worldwide, Inc.............................  5,675     26,673
#*  Louisiana-Pacific Corp............................ 12,991    204,219
#*  LSB Industries, Inc...............................  2,432     13,619
    LyondellBasell Industries NV Class A..............  6,356    495,577
    Martin Marietta Materials, Inc....................  1,763    221,398
    Materion Corp.....................................  2,000     48,980
    Mercer International, Inc.........................  8,133     59,778
    Minerals Technologies, Inc........................  3,338    136,825
    Monsanto Co.......................................  6,200    561,720
    Mosaic Co. (The).................................. 19,089    460,045
    Myers Industries, Inc.............................  4,623     52,656
    Neenah Paper, Inc.................................  2,308    139,496
#   NewMarket Corp....................................    700    265,489

                                     1180

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Materials -- (Continued)
             Newmont Mining Corp............................ 25,496 $   508,900
             Nucor Corp..................................... 17,707     691,812
             Olin Corp...................................... 33,872     573,792
#            Olympic Steel, Inc.............................    600       5,604
*            OMNOVA Solutions, Inc..........................  5,202      27,310
*            Owens-Illinois, Inc............................ 20,794     269,074
#            Packaging Corp. of America.....................  6,986     355,098
             PH Glatfelter Co...............................  4,312      63,645
#*           Platform Specialty Products Corp............... 17,485     133,411
             PolyOne Corp................................... 11,319     306,292
             PPG Industries, Inc............................  3,332     316,940
             Praxair, Inc...................................  4,338     433,800
             Quaker Chemical Corp...........................  1,300      97,513
*            Real Industry, Inc.............................    839       5,370
             Reliance Steel & Aluminum Co...................  7,404     421,584
*            Rentech, Inc...................................    569       1,110
*            Resolute Forest Products, Inc..................  8,723      49,198
#            Royal Gold, Inc................................  4,838     144,124
             RPM International, Inc.........................  8,122     318,788
             Schnitzer Steel Industries, Inc. Class A.......  2,700      36,315
             Scotts Miracle-Gro Co. (The) Class A...........  4,510     309,747
             Sealed Air Corp................................  5,588     226,482
             Sensient Technologies Corp.....................  3,000     179,010
             Sherwin-Williams Co. (The).....................    700     178,969
             Silgan Holdings, Inc...........................  7,824     413,655
             Sonoco Products Co............................. 12,320     486,763
#            Southern Copper Corp...........................  2,900      75,168
             Steel Dynamics, Inc............................ 16,996     311,877
             Stepan Co......................................  1,876      84,345
#*           Stillwater Mining Co........................... 10,155      66,515
             SunCoke Energy, Inc............................  6,774      25,606
             Synalloy Corp..................................    498       3,511
#            TimkenSteel Corp...............................  3,691      33,256
*            Trecora Resources..............................  2,437      25,637
             Tredegar Corp..................................  3,298      43,303
#            Tronox, Ltd. Class A...........................  5,749      20,524
             United States Lime & Minerals, Inc.............    400      21,988
#            United States Steel Corp.......................  7,299      51,093
#*           Universal Stainless & Alloy Products, Inc......    900       6,156
*            US Concrete, Inc...............................  2,301     104,649
             Valspar Corp. (The)............................  2,101     164,571
             Vulcan Materials Co............................  4,711     415,510
#            Westlake Chemical Corp.........................  4,800     218,304
             WestRock Co....................................  7,742     273,138
             Worthington Industries, Inc....................  5,891     180,206
#*           WR Grace & Co..................................  1,636     133,072
                                                                    -----------
Total Materials.............................................         24,150,186
                                                                    -----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares..........  1,200          --
                                                                    -----------
Telecommunication Services -- (3.0%)
#*           8x8, Inc.......................................  1,219      15,311

                                     1181

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
*   Alaska Communications Systems Group, Inc..........   2,160 $     3,499
    AT&T, Inc......................................... 225,436   8,129,222
    Atlantic Tele-Network, Inc........................   1,805     138,967
*   Boingo Wireless, Inc..............................   2,902      17,702
    CenturyLink, Inc..................................  47,241   1,200,866
*   Cincinnati Bell, Inc..............................  18,105      58,660
#   Cogent Communications Holdings, Inc...............   3,222     107,647
#   Consolidated Communications Holdings, Inc.........   6,389     128,036
#*  FairPoint Communications, Inc.....................   2,200      33,000
#   Frontier Communications Corp......................  71,801     326,695
*   General Communication, Inc. Class A...............   5,129      92,937
*   Hawaiian Telcom Holdco, Inc.......................     865      20,639
    IDT Corp. Class B.................................   3,068      38,964
    Inteliquent, Inc..................................   4,793      82,344
#*  Intelsat SA.......................................   4,493      15,007
#*  Iridium Communications, Inc.......................   4,837      33,665
*   Level 3 Communications, Inc.......................   9,472     462,328
*   Lumos Networks Corp...............................   2,200      25,476
#*  NTELOS Holdings Corp..............................   1,700      15,725
*   ORBCOMM, Inc......................................   6,642      48,487
*   SBA Communications Corp. Class A..................   2,317     230,032
    Shenandoah Telecommunications Co..................   8,842     203,189
    Spok Holdings, Inc................................   2,587      46,592
#*  Sprint Corp.......................................  43,419     131,125
*   T-Mobile US, Inc..................................  10,724     430,569
    Telephone & Data Systems, Inc.....................  10,344     239,877
*   United States Cellular Corp.......................   2,120      79,797
    Verizon Communications, Inc....................... 106,903   5,341,943
*   Vonage Holdings Corp..............................  13,116      67,285
#   Windstream Holdings, Inc..........................   7,412      42,767
                                                               -----------
Total Telecommunication Services......................          17,808,353
                                                               -----------
Utilities -- (2.5%)
    AES Corp..........................................  12,991     123,415
    AGL Resources, Inc................................   5,324     338,393
    ALLETE, Inc.......................................   2,920     154,468
    Alliant Energy Corp...............................   2,190     143,095
    Ameren Corp.......................................   4,364     196,031
    American Electric Power Co., Inc..................   4,618     281,559
    American States Water Co..........................   2,900     131,660
    American Water Works Co., Inc.....................   3,382     219,526
    Aqua America, Inc.................................   8,089     255,046
#   Artesian Resources Corp. Class A..................     900      27,279
    Atmos Energy Corp.................................   4,493     311,005
*   Avangrid, Inc.....................................   4,032     155,030
    Avista Corp.......................................   4,382     162,265
    Black Hills Corp..................................   3,248     160,061
    California Water Service Group....................   3,500      87,815
*   Calpine Corp......................................  29,284     448,338
#   CenterPoint Energy, Inc...........................   7,411     132,435
    Chesapeake Utilities Corp.........................   1,346      84,758
    Cleco Corp........................................   2,372     126,048
#   CMS Energy Corp...................................   5,170     201,010

                                     1182

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Utilities -- (Continued)
    Connecticut Water Service, Inc....................    917 $ 39,367
#   Consolidated Edison, Inc..........................  3,460  240,089
    Consolidated Water Co., Ltd.......................    959   11,153
    Delta Natural Gas Co., Inc........................    591   12,890
#   Dominion Resources, Inc...........................  5,442  392,749
    DTE Energy Co.....................................  3,243  275,687
    Duke Energy Corp..................................  5,884  443,065
#*  Dynegy, Inc....................................... 10,579  125,255
    Edison International..............................  2,987  184,597
    El Paso Electric Co...............................  3,000  122,790
    Empire District Electric Co. (The)................  3,337   97,908
    Entergy Corp......................................  2,316  163,463
    Eversource Energy.................................  5,699  306,606
    Exelon Corp.......................................  7,453  220,385
    FirstEnergy Corp..................................  7,459  246,595
    Gas Natural, Inc..................................    700    5,824
#   Genie Energy, Ltd. Class B........................  1,601   13,464
    Great Plains Energy, Inc..........................  6,524  181,889
    Hawaiian Electric Industries, Inc.................  4,869  145,680
    IDACORP, Inc......................................  1,881  130,899
    ITC Holdings Corp.................................  6,925  276,308
    Laclede Group, Inc. (The).........................  3,100  198,214
#   MDU Resources Group, Inc..........................  6,521  110,074
    MGE Energy, Inc...................................  2,563  124,177
#   Middlesex Water Co................................  1,448   41,992
#   National Fuel Gas Co..............................  2,954  133,905
    New Jersey Resources Corp.........................  5,510  194,062
    NextEra Energy, Inc...............................  4,067  454,325
    NiSource, Inc..................................... 14,542  305,527
#   Northwest Natural Gas Co..........................  1,777   92,315
    NorthWestern Corp.................................  2,582  144,179
    NRG Energy, Inc................................... 17,053  181,444
#   NRG Yield, Inc. Class A...........................  1,604   19,890
#   NRG Yield, Inc. Class C...........................  1,604   21,237
    OGE Energy Corp...................................  5,900  154,757
#   ONE Gas, Inc......................................  3,674  207,801
#   Ormat Technologies, Inc...........................  3,572  126,449
    Otter Tail Corp...................................  2,643   73,581
    Pattern Energy Group, Inc.........................  3,649   69,149
    Pepco Holdings, Inc...............................  2,789   74,411
    PG&E Corp.........................................  4,479  245,942
    Piedmont Natural Gas Co., Inc.....................  5,827  345,191
    Pinnacle West Capital Corp........................  1,971  130,697
    PNM Resources, Inc................................  5,929  186,230
    Portland General Electric Co......................  5,000  194,350
    PPL Corp..........................................  6,096  213,726
    Public Service Enterprise Group, Inc..............  4,417  182,422
    Questar Corp......................................  7,960  162,304
    RGC Resources, Inc................................    100    2,120
#   SCANA Corp........................................  2,529  159,201
    Sempra Energy.....................................  2,133  202,102
    SJW Corp..........................................  1,548   50,465
    South Jersey Industries, Inc......................  4,772  118,632

                                     1183

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                     SHARES      VALUE+
                                                    --------- ------------
Utilities -- (Continued)
#            Southern Co. (The)....................     8,312 $    406,623
             Southwest Gas Corp....................     2,701      158,900
#*           Talen Energy Corp.....................       661        4,726
             TECO Energy, Inc......................    10,600      287,472
             UGI Corp..............................    16,660      566,440
             Unitil Corp...........................     1,246       48,283
#            Vectren Corp..........................     3,548      148,448
             WEC Energy Group, Inc.................     5,745      317,296
             Westar Energy, Inc....................     5,593      243,631
             WGL Holdings, Inc.....................     3,001      200,437
             Xcel Energy, Inc......................     8,217      314,054
#            York Water Co. (The)..................       762       20,323
                                                              ------------
Total Utilities....................................             15,013,404
                                                              ------------
TOTAL COMMON STOCKS................................            535,193,439
                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights....     2,300        2,553
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............     1,200        2,268
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................       732           --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..............................    11,539       11,711
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights..............................    11,539          563
TOTAL RIGHTS/WARRANTS..............................                 17,095
                                                              ------------
TOTAL INVESTMENT SECURITIES........................            535,210,534
                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves,
     0.358%.....................................    1,867,240    1,867,240
                                                              ------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@ DFA Short Term Investment Fund................ 5,253,821   60,786,707
                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $527,516,170)^^           $597,864,481
                                                              ============


                                     1184

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                               ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary..... $ 89,723,464          --   --    $ 89,723,464
   Consumer Staples...........   37,773,702          --   --      37,773,702
   Energy.....................   41,712,600          --   --      41,712,600
   Financials.................   91,224,989          --   --      91,224,989
   Health Care................   38,600,331          --   --      38,600,331
   Industrials................   73,309,230          --   --      73,309,230
   Information Technology.....  105,877,180          --   --     105,877,180
   Materials..................   24,150,186          --   --      24,150,186
   Other......................           --          --   --              --
   Telecommunication Services.   17,808,353          --   --      17,808,353
   Utilities..................   15,013,404          --   --      15,013,404
Rights/Warrants...............           -- $    17,095   --          17,095
Temporary Cash Investments....    1,867,240          --   --       1,867,240
Securities Lending Collateral.           --  60,786,707   --      60,786,707
                               ------------ -----------   --    ------------
TOTAL......................... $537,060,679 $60,803,802   --    $597,864,481
                               ============ ===========   ==    ============

                                     1185

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (14.8%)
*   1-800-Flowers.com, Inc. Class A...................  1,900 $   13,500
    A. H. Belo Corp. Class A..........................  1,500      8,970
    Aaron's, Inc......................................  6,323    144,670
#   Abercrombie & Fitch Co. Class A...................  1,702     44,660
    Advance Auto Parts, Inc...........................  2,171    330,101
*   Amazon.com, Inc...................................  7,637  4,482,919
    AMC Entertainment Holdings, Inc. Class A..........  1,300     28,340
#*  AMC Networks, Inc. Class A........................  3,067    223,247
*   America's Car-Mart, Inc...........................    600     14,076
*   American Axle & Manufacturing Holdings, Inc.......  7,524     96,458
#   American Eagle Outfitters, Inc.................... 24,711    361,769
#*  American Public Education, Inc....................    300      4,734
*   Apollo Education Group, Inc.......................  2,326     18,468
    Aramark........................................... 11,051    353,079
    Arctic Cat, Inc...................................    816     10,045
#*  Asbury Automotive Group, Inc......................  2,558    120,431
*   Ascena Retail Group, Inc.......................... 18,785    138,633
#   Autoliv, Inc......................................  2,897    297,754
*   AutoNation, Inc...................................  7,828    338,561
*   AutoZone, Inc.....................................    500    383,695
*   Barnes & Noble Education, Inc.....................  3,570     39,341
    Barnes & Noble, Inc...............................  4,328     37,957
    Bassett Furniture Industries, Inc.................  1,000     29,910
#*  Bed Bath & Beyond, Inc............................ 11,978    517,090
*   Belmond, Ltd. Class A.............................  7,702     65,159
    Best Buy Co., Inc................................. 35,040    978,667
    Big 5 Sporting Goods Corp.........................  1,217     14,811
#   Big Lots, Inc.....................................  9,338    362,128
*   Biglari Holdings, Inc.............................    201     76,014
*   BJ's Restaurants, Inc.............................  1,890     81,062
    Bloomin' Brands, Inc.............................. 15,186    268,185
#*  Blue Nile, Inc....................................  1,171     40,739
    Bob Evans Farms, Inc..............................  2,310     94,571
    BorgWarner, Inc...................................  6,900    202,584
*   Bravo Brio Restaurant Group, Inc..................  1,600     13,776
*   Bridgepoint Education, Inc........................  3,000     20,100
*   Bright Horizons Family Solutions, Inc.............  3,309    232,193
    Brinker International, Inc........................  4,320    214,877
    Brunswick Corp....................................  6,387    254,522
#   Buckle, Inc. (The)................................    933     26,516
#*  Buffalo Wild Wings, Inc...........................  1,776    270,485
*   Build-A-Bear Workshop, Inc........................  1,300     17,004
#*  Burlington Stores, Inc............................  3,909    210,031
#*  Cabela's, Inc.....................................  4,606    193,774
    Cable One, Inc....................................    400    171,996
    Cablevision Systems Corp. Class A................. 10,142    323,631
    CalAtlantic Group, Inc............................  5,051    164,107
    Caleres, Inc......................................  5,000    134,400
    Callaway Golf Co..................................  6,113     53,244
#*  Cambium Learning Group, Inc.......................  3,100     13,950
    Capella Education Co..............................    683     29,991

                                     1186

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Career Education Corp.............................  3,938 $   11,341
#*  CarMax, Inc.......................................  8,115    358,521
*   Carmike Cinemas, Inc..............................  1,357     30,098
    Carnival Corp.....................................  4,446    213,986
#   Carriage Services, Inc............................    682     15,134
*   Carrols Restaurant Group, Inc.....................  3,123     41,723
    Carter's, Inc.....................................  5,949    578,362
    Cato Corp. (The) Class A..........................  2,771    111,754
*   Cavco Industries, Inc.............................    600     50,316
    CBS Corp. Class B.................................  4,949    235,077
#*  Central European Media Enterprises, Ltd. Class A..  2,252      5,810
*   Century Casinos, Inc..............................  1,500     10,140
*   Century Communities, Inc..........................    895     13,237
#*  Charter Communications, Inc. Class A..............  1,884    322,842
#   Cheesecake Factory, Inc. (The)....................  3,997    193,055
*   Cherokee, Inc.....................................    600      9,828
    Chico's FAS, Inc.................................. 12,561    130,509
    Children's Place, Inc. (The)......................  2,479    161,383
#*  Chipotle Mexican Grill, Inc.......................    600    271,782
#   Choice Hotels International, Inc..................  3,869    169,153
#*  Christopher & Banks Corp..........................  2,500      4,325
    Churchill Downs, Inc..............................    534     73,767
#*  Chuy's Holdings, Inc..............................  1,407     48,105
    Cinemark Holdings, Inc............................  9,993    294,694
    Citi Trends, Inc..................................  1,100     22,726
#   Clear Channel Outdoor Holdings, Inc. Class A......  2,200     11,110
    ClubCorp Holdings, Inc............................  4,311     51,603
#   Coach, Inc........................................ 10,131    375,354
    Collectors Universe, Inc..........................    299      4,560
#   Columbia Sportswear Co............................  5,640    311,215
    Comcast Corp. Class A............................. 82,382  4,589,501
#*  Conn's, Inc.......................................  1,344     16,558
    Cooper Tire & Rubber Co...........................  4,449    162,211
*   Cooper-Standard Holding, Inc......................  1,180     81,727
    Core-Mark Holding Co., Inc........................  1,302    105,840
#   Cracker Barrel Old Country Store, Inc.............  2,393    314,033
*   Crocs, Inc........................................  5,800     53,418
*   Crown Media Holdings, Inc. Class A................  8,966     40,257
    CSS Industries, Inc...............................    242      6,778
    CST Brands, Inc...................................  6,232    241,428
    Culp, Inc.........................................    882     22,332
#   Dana Holding Corp................................. 13,377    159,053
    Darden Restaurants, Inc...........................  8,908    561,738
#*  Deckers Outdoor Corp..............................  2,955    146,154
*   Del Frisco's Restaurant Group, Inc................  1,500     23,760
    Delphi Automotive P.L.C...........................  6,940    450,684
*   Delta Apparel, Inc................................    231      2,784
#*  Denny's Corp......................................  4,902     45,932
    Destination Maternity Corp........................    800      5,352
*   Destination XL Group, Inc.........................  3,519     15,132
#   DeVry Education Group, Inc........................  2,799     55,700
#*  Diamond Resorts International, Inc................  5,074     93,463
    Dick's Sporting Goods, Inc........................  6,496    253,864

                                     1187

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   Dillard's, Inc. Class A...........................   2,699 $  190,037
    DineEquity, Inc...................................   1,900    161,348
#*  Discovery Communications, Inc. Class A............   9,300    256,587
*   Discovery Communications, Inc. Class C............  16,748    455,713
*   DISH Network Corp. Class A........................   5,408    261,044
    Dollar General Corp...............................   8,725    654,898
*   Dollar Tree, Inc..................................   8,382    681,624
    Domino's Pizza, Inc...............................   2,436    277,533
#*  Dorman Products, Inc..............................   1,723     74,606
    DR Horton, Inc....................................  15,671    431,109
*   DreamWorks Animation SKG, Inc. Class A............   3,248     83,279
    Drew Industries, Inc..............................   2,029    116,465
    DSW, Inc. Class A.................................   8,852    212,537
#   Dunkin' Brands Group, Inc.........................   3,063    120,560
*   Emerson Radio Corp................................     900        873
*   Entercom Communications Corp. Class A.............   2,402     25,197
    Entravision Communications Corp. Class A..........   5,862     43,731
    Escalade, Inc.....................................     900     10,890
#   Ethan Allen Interiors, Inc........................   2,684     71,663
#*  EVINE Live, Inc...................................     500        610
    EW Scripps Co. (The) Class A......................   6,311    119,783
    Expedia, Inc......................................   3,056    308,778
*   Express, Inc......................................   9,555    162,053
*   Federal-Mogul Holdings Corp.......................   6,121     29,197
#*  Fiesta Restaurant Group, Inc......................   1,713     62,353
    Finish Line, Inc. (The) Class A...................   4,245     80,400
#*  Five Below, Inc...................................   2,158     76,026
    Flexsteel Industries, Inc.........................     561     24,471
    Foot Locker, Inc..................................   5,251    354,758
    Ford Motor Co..................................... 121,480  1,450,471
#*  Fossil Group, Inc.................................   3,034     98,908
*   Fox Factory Holding Corp..........................   1,876     27,746
*   Francesca's Holdings Corp.........................   4,364     79,556
#   Fred's, Inc. Class A..............................   3,928     64,812
*   FTD Cos., Inc.....................................   1,755     43,349
*   Fuel Systems Solutions, Inc.......................     700      2,737
*   G-III Apparel Group, Ltd..........................   3,826    188,851
#*  Gaiam, Inc. Class A...............................     700      3,430
#   GameStop Corp. Class A............................  10,270    269,177
*   Gaming Partners International Corp................     100        920
#   Gannett Co., Inc..................................   7,293    108,228
#   Gap, Inc. (The)...................................  12,040    297,629
#   Garmin, Ltd.......................................   8,745    307,649
    General Motors Co.................................  39,372  1,166,986
#*  Genesco, Inc......................................   2,582    170,773
#   Gentex Corp.......................................  23,000    314,870
*   Gentherm, Inc.....................................   3,242    129,712
    Genuine Parts Co..................................   2,614    225,248
*   Global Eagle Entertainment, Inc...................   3,343     33,764
    GNC Holdings, Inc. Class A........................   8,381    234,752
    Goodyear Tire & Rubber Co. (The)..................  21,734    617,463
#*  GoPro, Inc. Class A...............................   2,700     30,915
    Graham Holdings Co. Class B.......................     400    193,876

                                     1188

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
#*  Grand Canyon Education, Inc.......................  2,003 $   75,413
*   Gray Television, Inc..............................  5,045     66,342
*   Green Brick Partners, Inc.........................  1,732     10,184
#   Group 1 Automotive, Inc...........................  1,917    102,847
#*  Groupon, Inc...................................... 17,800     48,416
#   Guess?, Inc.......................................  8,446    156,589
#   H&R Block, Inc....................................  7,160    243,798
#   Hanesbrands, Inc.................................. 17,992    550,015
#   Harley-Davidson, Inc..............................  5,719    228,760
    Harman International Industries, Inc..............  5,820    432,950
    Harte-Hanks, Inc..................................  6,046     20,677
#   Hasbro, Inc.......................................  5,025    373,257
    Haverty Furniture Cos., Inc.......................  1,894     35,891
*   Helen of Troy, Ltd................................  2,670    238,618
#*  Hibbett Sports, Inc...............................    400     12,864
    Hilton Worldwide Holdings, Inc....................  9,550    170,086
    Home Depot, Inc. (The)............................ 33,479  4,210,319
#   Hooker Furniture Corp.............................    800     22,968
*   Horizon Global Corp...............................  1,067     10,190
*   Houghton Mifflin Harcourt Co......................  7,623    135,994
    HSN, Inc..........................................  3,345    157,416
*   Hyatt Hotels Corp. Class A........................    825     31,911
#*  Iconix Brand Group, Inc...........................  3,188     21,168
*   Installed Building Products, Inc..................  2,100     43,743
#   International Game Technology P.L.C...............    982     14,210
    International Speedway Corp. Class A..............  2,300     78,522
    Interpublic Group of Cos., Inc. (The)............. 15,013    336,892
    Interval Leisure Group, Inc.......................  3,271     38,532
*   Intrawest Resorts Holdings, Inc...................  1,986     16,702
#*  iRobot Corp.......................................  1,368     46,416
*   Isle of Capri Casinos, Inc........................  3,770     47,728
*   J Alexander's Holdings, Inc.......................    367      3,461
#   Jack in the Box, Inc..............................  2,360    183,230
#*  JAKKS Pacific, Inc................................    496      3,695
#*  JC Penney Co., Inc................................ 19,302    140,133
    John Wiley & Sons, Inc. Class A...................  5,483    229,189
    Johnson Controls, Inc............................. 15,587    559,106
    Johnson Outdoors, Inc. Class A....................    600     12,900
    Journal Media Group, Inc..........................    851     10,229
*   K12, Inc..........................................    764      7,021
*   Kate Spade & Co...................................  6,926    123,352
#   KB Home...........................................  3,690     40,073
    Kirkland's, Inc...................................  1,843     21,803
    Kohl's Corp....................................... 12,719    632,770
*   Krispy Kreme Doughnuts, Inc.......................  1,203     17,636
#   L Brands, Inc.....................................  4,900    471,135
*   La Quinta Holdings, Inc...........................  7,403     83,950
    La-Z-Boy, Inc.....................................  4,784    102,569
*   Lands' End, Inc...................................  1,108     24,132
#   Las Vegas Sands Corp..............................  3,441    155,189
    Lear Corp.........................................  1,613    167,478
    Leggett & Platt, Inc..............................  6,869    285,132
#   Lennar Corp. Class A..............................  8,914    375,725

                                     1189

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B..............................    700 $   24,255
    Libbey, Inc.......................................  1,981     31,696
*   Liberty Broadband Corp. Class A...................  1,330     63,308
*   Liberty Broadband Corp. Class C...................  4,009    188,423
*   Liberty Interactive Corp., QVC Group Class A...... 10,673    278,138
*   Liberty Media Corp. Class A.......................  2,899    106,161
*   Liberty Media Corp. Class C.......................  5,863    208,664
#   Liberty Tax, Inc..................................    531     11,390
*   Liberty TripAdvisor Holdings, Inc. Class A........  4,853    108,367
*   Liberty Ventures Series A.........................  6,791    267,090
    Lifetime Brands, Inc..............................  1,200     14,376
#   Lions Gate Entertainment Corp.....................  5,998    156,848
    Lithia Motors, Inc. Class A.......................  2,297    175,881
*   Live Nation Entertainment, Inc.................... 10,415    236,420
*   LKQ Corp.......................................... 15,662    429,139
*   Loral Space & Communications, Inc.................    620     21,421
    Lowe's Cos., Inc.................................. 12,566    900,480
#*  Lululemon Athletica, Inc..........................  1,667    103,471
#*  Lumber Liquidators Holdings, Inc..................    594      7,669
*   M/I Homes, Inc....................................  3,414     61,179
#   Macy's, Inc.......................................  6,965    281,456
*   Madison Square Garden Co. (The) Class A...........  1,628    250,842
*   Malibu Boats, Inc. Class A........................  1,300     16,991
    Marcus Corp. (The)................................  1,600     30,304
#   Marine Products Corp..............................    700      5,460
*   MarineMax, Inc....................................  1,724     29,153
#   Marriott International, Inc. Class A..............  3,525    216,012
    Marriott Vacations Worldwide Corp.................  1,742     86,037
#   Mattel, Inc....................................... 17,878    493,254
#*  McClatchy Co. (The) Class A.......................  2,425      2,425
    McDonald's Corp................................... 15,827  1,959,066
#   MDC Holdings, Inc.................................  5,545    120,659
#*  Media General, Inc................................  7,656    124,333
    Meredith Corp.....................................  2,936    124,222
*   Meritage Homes Corp...............................  4,070    134,351
*   MGM Resorts International......................... 12,257    246,121
#*  Michael Kors Holdings, Ltd........................ 11,611    463,279
#*  Michaels Cos., Inc. (The)......................... 10,800    235,440
*   Modine Manufacturing Co...........................  2,400     15,408
*   Mohawk Industries, Inc............................  3,667    610,225
#   Monro Muffler Brake, Inc..........................  2,190    143,993
*   Motorcar Parts of America, Inc....................    840     28,871
    Movado Group, Inc.................................    805     20,689
*   MSG Networks, Inc. Class A........................  4,886     85,456
*   Murphy USA, Inc...................................  3,791    219,309
    NACCO Industries, Inc. Class A....................    300     14,277
    Nathan's Famous, Inc..............................    200     10,746
    National CineMedia, Inc...........................  4,617     72,210
*   Nautilus, Inc.....................................  3,118     60,739
#*  Netflix, Inc......................................  3,200    293,888
    New Media Investment Group, Inc...................  1,346     23,313
*   New York & Co., Inc...............................  1,300      2,860
#   New York Times Co. (The) Class A.................. 13,757    181,868

                                     1190

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Newell Rubbermaid, Inc............................  3,996 $  154,965
    News Corp. Class A................................ 10,031    130,102
    News Corp. Class B................................  4,746     63,359
    Nexstar Broadcasting Group, Inc. Class A..........  2,169     98,060
    NIKE, Inc. Class B................................ 44,662  2,769,491
#*  Noodles & Co......................................    700      8,428
#   Nordstrom, Inc.................................... 10,662    523,504
#*  Norwegian Cruise Line Holdings, Ltd...............  8,088    366,953
    Nutrisystem, Inc..................................  1,849     36,629
*   NVR, Inc..........................................    200    330,200
*   O'Reilly Automotive, Inc..........................  2,428    633,465
*   Office Depot, Inc................................. 24,090    124,064
#   Omnicom Group, Inc................................  8,763    642,766
#   Outerwall, Inc....................................  1,100     37,180
*   Overstock.com, Inc................................    299      3,546
    Oxford Industries, Inc............................  1,700    118,762
*   Panera Bread Co. Class A..........................  2,704    524,576
#   Papa John's International, Inc....................  2,294    109,539
*   Penn National Gaming, Inc.........................  1,675     23,668
    Penske Automotive Group, Inc......................  6,452    202,399
*   Pep Boys-Manny, Moe & Jack (The)..................  4,600     85,054
*   Perry Ellis International, Inc....................  1,600     30,416
#   PetMed Express, Inc...............................    500      9,010
    Pier 1 Imports, Inc...............................  1,700      6,834
*   Pinnacle Entertainment, Inc.......................  2,285     69,784
#   Polaris Industries, Inc...........................  2,786    205,718
#   Pool Corp.........................................  2,100    177,450
*   Popeyes Louisiana Kitchen, Inc....................  1,467     90,411
*   Priceline Group, Inc. (The).......................    976  1,039,411
    PulteGroup, Inc................................... 14,939    250,378
    PVH Corp..........................................  3,366    246,997
#*  Radio One, Inc. Class D...........................    897      1,292
    Ralph Lauren Corp.................................  1,300    146,250
*   RCI Hospitality Holdings, Inc.....................    288      2,382
*   Reading International, Inc. Class A...............  1,600     17,376
*   Red Lion Hotels Corp..............................  1,771     10,006
*   Red Robin Gourmet Burgers, Inc....................  1,456     89,893
#   Regal Entertainment Group Class A.................  9,895    170,689
*   Regis Corp........................................    798     11,922
#   Rent-A-Center, Inc................................  3,436     46,798
#*  Rentrak Corp......................................    200      8,894
#   Restaurant Brands International, Inc..............  3,300    110,814
#*  Restoration Hardware Holdings, Inc................  3,683    226,946
    Rocky Brands, Inc.................................    600      6,534
    Ross Stores, Inc.................................. 11,266    633,825
    Royal Caribbean Cruises, Ltd......................  3,225    264,321
*   Ruby Tuesday, Inc.................................  5,909     32,204
    Ruth's Hospitality Group, Inc.....................  3,599     58,484
    Saga Communications, Inc. Class A.................    133      5,574
    Salem Media Group, Inc............................    400      1,556
#*  Sally Beauty Holdings, Inc........................  8,906    245,449
    Scholastic Corp...................................  3,401    116,756
#*  Scientific Games Corp. Class A....................  1,408      8,335

                                     1191

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Scripps Networks Interactive, Inc. Class A........  2,264 $  138,036
#*  Sears Hometown and Outlet Stores, Inc.............    528      3,675
#   SeaWorld Entertainment, Inc.......................  6,372    121,450
*   Select Comfort Corp...............................  5,880    123,833
*   Sequential Brands Group, Inc......................     50        322
    Service Corp. International....................... 11,545    279,274
*   ServiceMaster Global Holdings, Inc................ 10,686    451,056
*   Shiloh Industries, Inc............................    200        786
    Shoe Carnival, Inc................................  2,176     50,461
#*  Shutterfly, Inc...................................  1,895     78,927
#   Signet Jewelers, Ltd..............................  2,500    290,000
#   Sinclair Broadcast Group, Inc. Class A............  7,200    237,600
#*  Sirius XM Holdings, Inc........................... 36,864    136,397
#   Six Flags Entertainment Corp......................  5,240    263,415
*   Sizmek, Inc.......................................  1,897      6,469
*   Skechers U.S.A., Inc. Class A..................... 11,499    324,157
*   Smith & Wesson Holding Corp.......................  4,927    106,226
#   Sonic Automotive, Inc. Class A....................  3,308     56,633
#   Sonic Corp........................................  3,600    105,768
#   Sotheby's.........................................  2,320     54,497
    Spartan Motors, Inc...............................    551      1,598
    Speedway Motorsports, Inc.........................  1,799     33,947
*   Sportsman's Warehouse Holdings, Inc...............  1,601     20,989
#   Stage Stores, Inc.................................  2,446     20,302
    Standard Motor Products, Inc......................  1,900     70,889
    Staples, Inc...................................... 26,269    234,319
    Starbucks Corp.................................... 36,946  2,245,208
    Starwood Hotels & Resorts Worldwide, Inc..........  2,655    165,247
*   Starz Class A.....................................  5,035    143,145
*   Starz Class B.....................................     17        483
#   Stein Mart, Inc...................................  5,245     38,603
*   Steven Madden, Ltd................................  5,853    188,993
*   Stoneridge, Inc...................................  2,300     26,013
#   Strattec Security Corp............................    130      6,236
*   Strayer Education, Inc............................    689     36,786
#   Sturm Ruger & Co., Inc............................  1,289     75,858
    Superior Uniform Group, Inc.......................    923     16,457
*   Systemax, Inc.....................................  1,900     16,150
    Tailored Brands, Inc..............................  4,200     57,582
    Target Corp....................................... 15,300  1,108,026
*   Taylor Morrison Home Corp. Class A................  2,700     32,535
    TEGNA, Inc........................................ 26,142    627,669
#*  Tempur Sealy International, Inc...................  3,282    198,036
*   Tenneco, Inc......................................  2,200     84,062
#*  Tesla Motors, Inc.................................    800    152,960
#   Texas Roadhouse, Inc..............................  4,609    169,749
    Thor Industries, Inc..............................  4,337    227,389
#   Tiffany & Co......................................  5,607    357,951
#*  Tilly's, Inc. Class A.............................  1,038      6,737
    Time Warner Cable, Inc............................  5,986  1,089,512
    Time Warner, Inc.................................. 21,923  1,544,256
    Time, Inc.........................................  5,095     76,425
    TJX Cos., Inc. (The).............................. 20,873  1,486,993

                                     1192

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
*   Toll Brothers, Inc................................  7,848 $   216,762
*   TopBuild Corp.....................................  1,509      40,411
    Tower International, Inc..........................  1,897      43,669
#   Tractor Supply Co.................................  5,329     470,604
*   Trans World Entertainment Corp....................  1,000       3,280
*   TRI Pointe Group, Inc............................. 10,926     115,160
#*  TripAdvisor, Inc..................................  2,300     153,548
#*  Tuesday Morning Corp..............................  1,000       5,570
#*  Tumi Holdings, Inc................................  6,658     115,117
#   Tupperware Brands Corp............................  2,350     109,111
#*  Turtle Beach Corp.................................  3,900       5,187
    Twenty-First Century Fox, Inc. Class A............ 30,924     834,020
    Twenty-First Century Fox, Inc. Class B............  8,700     235,770
*   Ulta Salon Cosmetics & Fragrance, Inc.............  1,400     253,638
#*  Under Armour, Inc. Class A........................  3,600     307,548
*   Unifi, Inc........................................    690      16,470
*   Universal Electronics, Inc........................  1,355      67,953
#*  Urban Outfitters, Inc.............................  9,018     206,332
*   US Auto Parts Network, Inc........................    600       1,650
    Vail Resorts, Inc.................................  2,775     346,875
*   Vera Bradley, Inc.................................  1,807      26,707
    VF Corp...........................................  7,111     445,149
    Viacom, Inc. Class A..............................    300      14,562
    Viacom, Inc. Class B..............................  5,822     265,716
*   Vista Outdoor, Inc................................  3,464     166,999
    Visteon Corp......................................  2,240     149,811
*   Vitamin Shoppe, Inc...............................  1,554      47,288
#*  VOXX International Corp...........................    518       2,222
    Walt Disney Co. (The).............................  4,308     412,793
*   WCI Communities, Inc..............................  1,491      31,222
#*  Weight Watchers International, Inc................  1,686      21,395
#   Wendy's Co. (The)................................. 26,415     270,225
*   West Marine, Inc..................................  1,791      14,812
#   Weyco Group, Inc..................................    389      10,425
    Whirlpool Corp....................................  2,200     295,658
*   William Lyon Homes Class A........................  1,600      17,376
#   Williams-Sonoma, Inc..............................  4,117     212,684
#   Winmark Corp......................................    200      18,872
#   Winnebago Industries, Inc.........................  1,598      28,141
    Wolverine World Wide, Inc.........................  9,019     152,511
#   Wyndham Worldwide Corp............................  3,700     240,130
    Yum! Brands, Inc..................................  4,748     343,613
*   Zagg, Inc.........................................  3,300      30,426
#*  Zumiez, Inc.......................................  2,090      37,850
                                                              -----------
Total Consumer Discretionary..........................         88,707,806
                                                              -----------
Consumer Staples -- (7.5%)
    Alico, Inc........................................    529      16,066
    Altria Group, Inc................................. 66,455   4,061,065
    Andersons, Inc. (The).............................  3,024      88,633
    Archer-Daniels-Midland Co.........................  7,139     252,364
#   B&G Foods, Inc....................................  6,581     239,680
*   Boston Beer Co., Inc. (The) Class A...............  1,000     179,250

                                     1193

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
#   Brown-Forman Corp. Class A........................  1,108 $  117,769
#   Brown-Forman Corp. Class B........................  2,950    288,628
    Bunge, Ltd........................................  3,400    210,834
#   Cal-Maine Foods, Inc..............................  1,500     75,705
#   Calavo Growers, Inc...............................  1,237     64,015
#   Campbell Soup Co..................................  7,745    436,895
#   Casey's General Stores, Inc.......................  6,341    765,612
*   Central Garden & Pet Co...........................    300      4,047
*   Central Garden & Pet Co. Class A..................  3,967     54,824
*   Chefs' Warehouse, Inc. (The)......................  2,274     29,903
    Church & Dwight Co., Inc..........................  3,500    294,000
    Clorox Co. (The)..................................  6,458    833,405
#   Coca-Cola Bottling Co. Consolidated...............    937    164,818
    Coca-Cola Co. (The)............................... 36,985  1,587,396
    Coca-Cola Enterprises, Inc........................  9,228    428,364
    Colgate-Palmolive Co.............................. 30,603  2,066,621
    ConAgra Foods, Inc................................  7,208    300,141
    Constellation Brands, Inc. Class A................  3,818    582,169
    Costco Wholesale Corp............................. 14,130  2,135,326
#   Coty, Inc. Class A................................  2,300     56,603
*   Craft Brew Alliance, Inc..........................    500      4,285
    CVS Health Corp................................... 32,829  3,170,953
*   Darling Ingredients, Inc..........................  8,825     79,337
#   Dean Foods Co.....................................  3,636     72,647
#*  Diamond Foods, Inc................................  2,560     93,952
    Dr Pepper Snapple Group, Inc......................  4,797    450,150
    Edgewell Personal Care Co.........................  3,928    290,711
    Energizer Holdings, Inc...........................  3,728    119,445
    Estee Lauder Cos., Inc. (The) Class A.............  7,928    675,862
#*  Farmer Brothers Co................................  1,600     44,592
    Flowers Foods, Inc................................ 16,380    336,445
#   Fresh Del Monte Produce, Inc......................  3,443    140,509
*   Fresh Market, Inc. (The)..........................  1,517     29,066
    General Mills, Inc................................ 10,897    615,789
#*  Hain Celestial Group, Inc. (The)..................  2,254     82,001
#*  Herbalife, Ltd....................................  6,900    318,849
#   Hershey Co. (The).................................  2,111    186,000
    Hormel Foods Corp.................................  3,900    313,599
*   HRG Group, Inc....................................  9,972    121,060
    Ingles Markets, Inc. Class A......................  1,458     55,929
    Ingredion, Inc....................................  1,760    177,267
    Inter Parfums, Inc................................  2,583     69,354
#*  Inventure Foods, Inc..............................    521      2,928
    J&J Snack Foods Corp..............................  1,758    189,829
    JM Smucker Co. (The)..............................  3,894    499,678
    John B. Sanfilippo & Son, Inc.....................    898     53,871
    Kellogg Co........................................  4,640    340,762
    Keurig Green Mountain, Inc........................    950     84,787
    Kimberly-Clark Corp...............................  5,778    742,011
    Kraft Heinz Co. (The)............................. 10,057    785,049
    Kroger Co. (The).................................. 28,200  1,094,442
    Lancaster Colony Corp.............................  2,541    258,369
*   Landec Corp.......................................    900     10,827

                                     1194

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
*   Mannatech, Inc....................................     15 $      264
#   McCormick & Co., Inc.(579780206)..................  5,065    445,568
    McCormick & Co., Inc.(579780107)..................    200     17,526
    Mead Johnson Nutrition Co.........................  4,263    309,025
    Medifast, Inc.....................................  1,161     33,704
#   MGP Ingredients, Inc..............................  1,475     33,011
    Molson Coors Brewing Co. Class B..................  3,970    359,206
    Mondelez International, Inc. Class A..............  5,495    236,834
*   Monster Beverage Corp.............................  1,609    217,263
*   National Beverage Corp............................  2,397     99,092
#*  Natural Grocers by Vitamin Cottage, Inc...........  1,710     30,797
#   Natural Health Trends Corp........................    187      3,731
#   Nu Skin Enterprises, Inc. Class A.................  3,326    105,268
*   Nutraceutical International Corp..................    700     16,590
    Oil-Dri Corp. of America..........................    489     18,338
*   Omega Protein Corp................................  1,408     31,807
#   Orchids Paper Products Co.........................    544     16,048
    PepsiCo, Inc...................................... 27,395  2,720,323
    Philip Morris International, Inc.................. 34,934  3,144,409
#*  Pilgrim's Pride Corp..............................  4,966    110,146
    Pinnacle Foods, Inc...............................  9,534    408,913
#*  Post Holdings, Inc................................  5,528    323,388
#   PriceSmart, Inc...................................  2,746    210,234
*   Primo Water Corp..................................  1,191     11,100
    Procter & Gamble Co. (The)........................ 41,367  3,379,270
#*  Revlon, Inc. Class A..............................  3,494    103,877
    Reynolds American, Inc............................ 17,162    857,242
*   Rite Aid Corp..................................... 18,583    144,762
#   Sanderson Farms, Inc..............................    930     75,535
*   Seneca Foods Corp. Class A........................  1,029     28,431
#   Snyder's-Lance, Inc...............................  7,173    226,452
    SpartanNash Co....................................  2,069     42,456
#   Spectrum Brands Holdings, Inc.....................  3,761    357,445
#*  Sprouts Farmers Market, Inc.......................  7,551    172,163
*   SUPERVALU, Inc.................................... 11,415     51,938
#   Sysco Corp........................................ 10,118    402,798
#   Tootsie Roll Industries, Inc......................  1,388     45,554
*   TreeHouse Foods, Inc..............................  4,826    382,991
    Tyson Foods, Inc. Class A.........................  8,401    448,277
#*  United Natural Foods, Inc.........................  2,811     98,441
#   Universal Corp....................................    427     23,370
#*  USANA Health Sciences, Inc........................    400     50,760
    Vector Group, Ltd.................................  7,581    176,789
    Village Super Market, Inc. Class A................    801     21,034
    Wal-Mart Stores, Inc..............................  7,890    523,580
    Walgreens Boots Alliance, Inc..................... 10,965    874,130
    WD-40 Co..........................................  1,055    108,981
    Weis Markets, Inc.................................  2,276     92,451
#*  WhiteWave Foods Co. (The).........................  3,696    139,524

                                     1195

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
#   Whole Foods Market, Inc........................... 10,622 $   311,331
                                                              -----------
Total Consumer Staples................................         44,886,655
                                                              -----------
Energy -- (5.1%)
#*  Abraxas Petroleum Corp............................  1,350       1,539
    Adams Resources & Energy, Inc.....................    200       6,734
#   Alon USA Energy, Inc..............................  7,537      94,815
    Anadarko Petroleum Corp...........................  4,032     157,611
#   Apache Corp.......................................  6,208     264,088
    Archrock, Inc.....................................  5,588      33,528
#   Atwood Oceanics, Inc..............................  1,834      11,242
    Baker Hughes, Inc.................................  8,042     349,907
#*  Basic Energy Services, Inc........................  4,066       9,352
#   Bristow Group, Inc................................  1,857      43,194
#   Cabot Oil & Gas Corp..............................  7,200     149,400
#   California Resources Corp......................... 18,326      26,206
*   Callon Petroleum Co...............................  7,167      49,094
*   Cameron International Corp........................  5,978     392,516
*   Carrizo Oil & Gas, Inc............................  4,646     126,046
    Cheniere Energy Partners L.P. Holdings LLC........  1,100      16,423
#*  Cheniere Energy, Inc..............................  5,099     153,225
#   Chesapeake Energy Corp............................  6,100      20,679
    Chevron Corp...................................... 11,785   1,019,049
    Cimarex Energy Co.................................  3,858     358,794
#*  Clayton Williams Energy, Inc......................  1,196      20,547
*   Cobalt International Energy, Inc.................. 18,489      70,073
    Columbia Pipeline Group, Inc......................  6,820     126,511
#*  Comstock Resources, Inc...........................  2,145       3,754
*   Concho Resources, Inc.............................  3,500     332,955
    ConocoPhillips.................................... 25,181     984,074
#   CONSOL Energy, Inc................................  6,139      48,744
#*  Continental Resources, Inc........................  2,200      46,442
#   Core Laboratories NV..............................  3,300     324,720
#   CVR Energy, Inc...................................  3,708     129,854
*   Dawson Geophysical Co.............................    759       2,414
    Delek US Holdings, Inc............................  6,020     102,460
    Devon Energy Corp.................................  4,004     111,712
    DHT Holdings, Inc.................................  5,921      34,223
#   Diamond Offshore Drilling, Inc....................  7,300     135,707
#*  Diamondback Energy, Inc...........................  5,400     407,970
#*  Dorian LPG, Ltd...................................  1,187      12,558
#*  Dril-Quip, Inc....................................  4,086     239,603
#   Energen Corp......................................  2,414      85,142
#   Energy XXI, Ltd...................................  4,455       3,863
#   EnLink Midstream LLC..............................  8,742     110,586
    EOG Resources, Inc................................  9,600     681,792
#*  EP Energy Corp. Class A...........................  5,727      21,419
    EQT Corp..........................................  2,610     161,141
*   Era Group, Inc....................................  1,018       9,345
    Evolution Petroleum Corp..........................  3,600      16,776
*   Exterran Corp.....................................  2,794      46,157
    Exxon Mobil Corp.................................. 87,277   6,794,514
*   FMC Technologies, Inc............................. 17,879     449,657

                                     1196

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
#*  Forum Energy Technologies, Inc....................  7,927 $   88,862
#   GasLog, Ltd.......................................  2,569     19,190
#*  Gastar Exploration, Inc...........................  3,806      4,529
#*  Geospace Technologies Corp........................    600      6,486
    Green Plains, Inc.................................  4,165     78,927
    Gulf Island Fabrication, Inc......................    887      7,735
#*  Gulfmark Offshore, Inc. Class A...................  1,300      4,927
*   Gulfport Energy Corp..............................  3,485    102,982
#   Hallador Energy Co................................     68        339
    Halliburton Co.................................... 18,043    573,587
#   Helmerich & Payne, Inc............................  8,404    426,923
    Hess Corp.........................................  5,771    245,268
    HollyFrontier Corp................................  6,627    231,746
#*  Hornbeck Offshore Services, Inc...................  1,690     13,740
*   ION Geophysical Corp..............................  7,078      3,184
*   Isramco, Inc......................................     37      2,932
*   Jones Energy, Inc. Class A........................  1,040      2,194
    Kinder Morgan, Inc................................ 14,142    232,636
#*  Kosmos Energy, Ltd................................ 13,238     60,498
#*  Laredo Petroleum, Inc............................. 15,688    121,739
    Marathon Oil Corp................................. 19,016    185,026
    Marathon Petroleum Corp........................... 21,756    909,183
#*  Matador Resources Co..............................  6,165     98,825
*   Matrix Service Co.................................  2,520     47,779
*   McDermott International, Inc......................  4,380     12,089
#*  Memorial Resource Development Corp................ 17,258    274,575
#   Murphy Oil Corp...................................  5,246    102,874
    Nabors Industries, Ltd............................ 20,773    152,889
    National Oilwell Varco, Inc.......................  2,702     87,923
*   Natural Gas Services Group, Inc...................  1,311     24,804
*   Newfield Exploration Co...........................  4,167    121,135
*   Newpark Resources, Inc............................  3,600     17,532
#   Noble Corp. P.L.C................................. 18,796    146,421
    Noble Energy, Inc.................................  5,873    190,109
#   Nordic American Tankers, Ltd......................     60        763
#*  Oasis Petroleum, Inc..............................  2,309     12,353
    Occidental Petroleum Corp......................... 15,515  1,067,897
    Oceaneering International, Inc....................  9,277    314,026
*   Oil States International, Inc.....................  3,250     91,748
#   ONEOK, Inc........................................  9,252    230,467
    Panhandle Oil and Gas, Inc. Class A...............  1,703     24,574
#*  Par Pacific Holdings, Inc.........................  2,262     54,107
*   Parker Drilling Co................................  9,044     12,390
*   Parsley Energy, Inc. Class A......................  5,799    111,689
    Patterson-UTI Energy, Inc......................... 12,893    185,401
    PBF Energy, Inc. Class A..........................  9,085    317,884
*   PDC Energy, Inc...................................  3,058    173,908
*   PetroQuest Energy, Inc............................  3,994      1,877
*   PHI, Inc..........................................    505      9,156
    Phillips 66.......................................  9,845    789,077
*   Pioneer Energy Services Corp......................  5,101      6,988
    Pioneer Natural Resources Co......................    610     75,610
    QEP Resources, Inc................................  6,500     83,330

                                     1197

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
#   Range Resources Corp..............................  2,900 $    85,724
#*  Renewable Energy Group, Inc.......................  5,330      36,937
*   Rice Energy, Inc..................................  4,134      48,244
#*  RigNet, Inc.......................................  1,071      15,626
    Rowan Cos. P.L.C. Class A......................... 13,291     168,131
#   RPC, Inc.......................................... 14,110     175,952
*   RSP Permian, Inc..................................  5,552     130,750
    Schlumberger, Ltd................................. 36,119   2,610,320
    Scorpio Tankers, Inc.............................. 11,109      67,765
#*  SEACOR Holdings, Inc..............................  1,700      78,217
    SemGroup Corp. Class A............................  2,895      64,095
#*  Seventy Seven Energy, Inc.........................  2,127         912
#   Ship Finance International, Ltd...................  2,989      40,023
#   SM Energy Co......................................  2,809      39,270
#*  Solazyme, Inc.....................................    196         323
#*  Southwestern Energy Co............................ 12,565     111,703
#   Spectra Energy Corp............................... 17,486     479,991
*   Stone Energy Corp.................................  2,106       6,486
#   Superior Energy Services, Inc.....................  9,008      92,873
#*  Synergy Resources Corp............................  5,919      37,526
    Targa Resources Corp..............................  2,284      51,322
#   Teekay Corp.......................................  7,836      53,677
    Teekay Tankers, Ltd. Class A......................  5,794      26,479
    Tesco Corp........................................  2,740      18,632
    Tesoro Corp.......................................  9,900     863,775
*   TETRA Technologies, Inc...........................  7,555      46,765
#   Transocean, Ltd................................... 21,214     221,050
*   Triangle Petroleum Corp...........................  4,158       1,887
#   US Silica Holdings, Inc...........................  1,455      27,136
    Valero Energy Corp................................ 15,388   1,044,384
*   Weatherford International P.L.C................... 45,326     305,497
    Western Refining, Inc............................. 13,200     434,280
*   Whiting Petroleum Corp............................  7,358      54,081
*   Willbros Group, Inc...............................  3,895       7,556
    Williams Cos., Inc. (The).........................  1,100      21,230
#   World Fuel Services Corp..........................  4,212     164,057
#*  WPX Energy, Inc...................................  6,253      33,891
                                                              -----------
Total Energy..........................................         30,627,555
                                                              -----------
Financials -- (13.2%)
    1st Source Corp...................................  2,410      72,830
    A-Mark Precious Metals, Inc.......................    600      10,158
#   Access National Corp..............................    564      10,609
    ACNB Corp.........................................    300       6,459
*   Affiliated Managers Group, Inc....................  1,000     134,190
    Aflac, Inc........................................  7,965     461,651
    Alexander & Baldwin, Inc..........................  3,120      94,536
*   Alleghany Corp....................................    558     266,679
    Allied World Assurance Co. Holdings AG............  3,312     121,186
    Allstate Corp. (The)..............................  9,775     592,365
#*  Ally Financial, Inc............................... 19,751     313,053
*   Altisource Asset Management Corp..................     50         773
#*  Altisource Portfolio Solutions SA.................    500      14,450

                                     1198

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  Ambac Financial Group, Inc........................   3,236 $   45,433
    American Equity Investment Life Holding Co........   9,117    165,838
    American Express Co...............................  17,864    955,724
    American Financial Group, Inc.....................   4,969    352,700
    American International Group, Inc.................  16,375    924,860
    American National Bankshares, Inc.................   1,000     25,000
    American National Insurance Co....................   1,430    138,967
    Ameriprise Financial, Inc.........................   3,088    279,927
    Ameris Bancorp....................................   1,977     57,195
    AMERISAFE, Inc....................................   1,596     81,412
#   AmTrust Financial Services, Inc...................   9,520    544,449
    Aon P.L.C.........................................   2,773    243,553
*   Arch Capital Group, Ltd...........................   4,136    279,387
    Argo Group International Holdings, Ltd............     550     31,257
#   Arrow Financial Corp..............................   1,164     32,033
    Arthur J Gallagher & Co...........................   7,226    271,987
#   Artisan Partners Asset Management, Inc. Class A...   2,160     67,608
    Aspen Insurance Holdings, Ltd.....................   5,284    245,759
#   Associated Banc-Corp..............................   9,704    170,305
*   Associated Capital Group, Inc. Class A............     247      6,689
    Assurant, Inc.....................................   5,047    410,372
    Assured Guaranty, Ltd.............................   6,969    165,723
*   Asta Funding, Inc.................................     300      2,247
    Astoria Financial Corp............................   9,636    145,793
*   Atlantic Coast Financial Corp.....................      39        216
#*  Atlanticus Holdings Corp..........................     202        612
*   Atlas Financial Holdings, Inc.....................     553      9,633
*   AV Homes, Inc.....................................      93        950
    Axis Capital Holdings, Ltd........................   4,899    264,105
    Baldwin & Lyons, Inc. Class B.....................   1,222     30,220
#   Banc of California, Inc...........................   2,682     40,498
    BancFirst Corp....................................   1,214     67,911
*   Bancorp, Inc. (The)...............................   3,441     15,485
    BancorpSouth, Inc.................................   8,266    172,594
#   Bank Mutual Corp..................................   4,446     35,035
    Bank of America Corp.............................. 336,677  4,760,613
#   Bank of Hawaii Corp...............................   3,311    198,428
    Bank of Marin Bancorp.............................     519     28,016
    Bank of New York Mellon Corp. (The)...............  27,905  1,010,719
    Bank of the Ozarks, Inc...........................   4,656    206,447
    BankFinancial Corp................................   1,550     19,019
    BankUnited, Inc...................................   7,430    250,391
    Banner Corp.......................................   2,017     83,706
    Bar Harbor Bankshares.............................     400     13,880
    BB&T Corp.........................................  15,055    491,696
    BBCN Bancorp, Inc.................................   6,352     96,550
*   BBX Capital Corp. Class A.........................      46        617
*   Beneficial Bancorp, Inc...........................   9,276    120,124
*   Berkshire Hathaway, Inc. Class B..................   4,083    529,851
    Berkshire Hills Bancorp, Inc......................   2,823     78,423
    BGC Partners, Inc. Class A........................  16,783    153,564
    BlackRock, Inc....................................     720    226,267
#   Blue Hills Bancorp, Inc...........................   1,836     26,989

                                     1199

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    BNC Bancorp.......................................  1,699 $   39,451
#*  BofI Holding, Inc.................................  4,160     71,386
#   BOK Financial Corp................................  3,343    167,183
    Boston Private Financial Holdings, Inc............  6,556     67,855
    Bridge Bancorp, Inc...............................    588     17,117
    Brookline Bancorp, Inc............................  6,407     71,502
    Brown & Brown, Inc................................ 13,735    415,484
    Bryn Mawr Bank Corp...............................  1,601     41,994
*   BSB Bancorp, Inc..................................    453     10,011
    Calamos Asset Management, Inc. Class A............  1,400     13,426
    Camden National Corp..............................    600     25,182
    Cape Bancorp, Inc.................................  1,200     15,900
    Capital Bank Financial Corp. Class A..............  2,393     72,867
    Capital City Bank Group, Inc......................  1,616     22,866
    Capital One Financial Corp........................ 11,344    744,393
    Capitol Federal Financial, Inc.................... 10,781    132,283
    Cardinal Financial Corp...........................  2,763     52,690
*   Cascade Bancorp...................................  5,552     29,981
    Cash America International, Inc...................  2,107     63,084
    Cathay General Bancorp............................  6,626    185,528
    CBOE Holdings, Inc................................  3,765    250,824
*   CBRE Group, Inc. Class A.......................... 20,148    563,540
    CenterState Banks, Inc............................  3,781     53,652
    Central Pacific Financial Corp....................  3,120     65,364
    Charles Schwab Corp. (The)........................ 15,309    390,839
    Charter Financial Corp............................    849     11,411
    Chemical Financial Corp...........................  3,192    101,697
    Chubb, Ltd........................................  4,194    474,216
#   Cincinnati Financial Corp.........................  4,286    247,002
    CIT Group, Inc....................................  4,226    124,033
    Citigroup, Inc.................................... 62,382  2,656,226
#   Citizens & Northern Corp..........................  1,090     21,964
    Citizens Financial Group, Inc..................... 11,001    233,771
#*  Citizens, Inc.....................................  4,745     30,748
#   City Holding Co...................................    992     44,104
    Clifton Bancorp, Inc..............................  1,950     28,139
    CME Group, Inc....................................  2,963    266,226
    CNA Financial Corp................................  1,100     36,553
    CNB Financial Corp................................    900     16,371
    CNO Financial Group, Inc..........................  7,390    128,586
    CoBiz Financial, Inc..............................  3,019     33,179
    Cohen & Steers, Inc...............................  3,485    105,317
    Columbia Banking System, Inc......................  5,007    148,357
    Comerica, Inc.....................................  3,724    127,733
#   Commerce Bancshares, Inc..........................  7,491    308,105
#   Community Bank System, Inc........................  2,975    111,979
    Community Trust Bancorp, Inc......................  1,498     52,190
    ConnectOne Bancorp, Inc...........................  1,895     31,514
*   Consumer Portfolio Services, Inc..................  1,400      6,216
#*  Cowen Group, Inc. Class A.........................  7,328     20,958
    Crawford & Co. Class A............................  1,114      4,913
#   Crawford & Co. Class B............................  1,786      8,126
#*  Credit Acceptance Corp............................    820    146,747

                                     1200

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
*   CU Bancorp........................................  1,253 $ 28,631
#   Cullen/Frost Bankers, Inc.........................  3,950  189,047
*   Customers Bancorp, Inc............................  2,057   51,631
#   CVB Financial Corp................................  7,011  107,338
#   Diamond Hill Investment Group, Inc................    400   67,620
    Dime Community Bancshares, Inc....................  3,295   56,641
    Discover Financial Services.......................  9,351  428,182
    Donegal Group, Inc. Class A.......................  2,142   30,224
*   E*TRADE Financial Corp............................  6,100  143,716
*   Eagle Bancorp, Inc................................  2,263  106,904
    East West Bancorp, Inc............................  9,239  299,528
#   Eaton Vance Corp.................................. 12,900  369,714
#*  eHealth, Inc......................................  1,600   16,784
    EMC Insurance Group, Inc..........................  2,364   54,987
#*  Emergent Capital, Inc.............................  1,800    7,920
    Employers Holdings, Inc...........................  3,642   90,722
#*  Encore Capital Group, Inc.........................  1,364   31,263
    Endurance Specialty Holdings, Ltd.................  5,356  331,697
*   Enova International, Inc..........................  2,173   12,104
*   Enstar Group, Ltd.................................  1,294  206,458
    Enterprise Financial Services Corp................  1,875   53,231
    Erie Indemnity Co. Class A........................  3,848  369,831
    ESSA Bancorp, Inc.................................    400    5,404
    EverBank Financial Corp........................... 10,386  146,131
    Evercore Partners, Inc. Class A...................  2,955  133,477
    Everest Re Group, Ltd.............................  1,700  304,198
*   Ezcorp, Inc. Class A..............................  1,600    4,864
#   FactSet Research Systems, Inc.....................  2,623  395,286
*   Farmers Capital Bank Corp.........................    454   12,253
    FBL Financial Group, Inc. Class A.................    800   48,848
*   FCB Financial Holdings, Inc. Class A..............  2,400   80,688
    Federal Agricultural Mortgage Corp. Class C.......    638   20,805
#   Federated Investors, Inc. Class B.................  8,560  216,482
    Federated National Holding Co.....................  1,409   34,859
    Fidelity & Guaranty Life..........................    706   17,685
    Fidelity Southern Corp............................  1,866   29,483
    Fifth Third Bancorp...............................  9,349  147,714
#   Financial Engines, Inc............................  1,086   29,289
    Financial Institutions, Inc.......................    804   22,070
*   First Acceptance Corp.............................  1,000    2,050
#   First American Financial Corp..................... 10,465  359,682
*   First BanCorp..................................... 14,889   38,711
    First Bancorp.....................................  1,698   31,838
    First Bancorp, Inc................................    700   13,377
    First Busey Corp..................................  2,309   42,555
    First Business Financial Services, Inc............    600   13,776
*   First Cash Financial Services, Inc................  1,623   57,617
    First Citizens BancShares, Inc. Class A...........    918  225,883
#   First Commonwealth Financial Corp.................  8,041   70,198
    First Community Bancshares, Inc...................  1,568   29,086
    First Connecticut Bancorp., Inc...................  1,375   22,371
    First Defiance Financial Corp.....................    822   32,000
    First Financial Bancorp...........................  5,401   86,416

                                     1201

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Financials -- (Continued)
#           First Financial Bankshares, Inc.................  1,900 $   49,628
            First Financial Corp............................    822     27,167
            First Financial Northwest, Inc..................  1,300     17,589
#           First Horizon National Corp..................... 12,040    153,269
            First Interstate BancSystem, Inc. Class A.......  1,957     52,741
            First Merchants Corp............................  3,476     79,461
            First Midwest Bancorp, Inc......................  6,925    120,703
*           First NBC Bank Holding Co.......................  1,157     36,318
            First Niagara Financial Group, Inc.............. 21,047    206,050
#           First of Long Island Corp. (The)................    970     28,159
(degrees)*  First Place Financial Corp......................    400         --
            First Republic Bank.............................  5,099    346,732
            First South Bancorp, Inc........................    200      1,670
            FirstMerit Corp................................. 10,956    212,327
*           Flagstar Bancorp, Inc...........................  4,974     92,765
            Flushing Financial Corp.........................  2,393     52,646
#           FNB Corp........................................ 14,517    174,930
            FNF Group.......................................  6,386    206,779
*           FNFV Group......................................  2,128     19,961
#*          Forestar Group, Inc.............................  2,548     23,136
            Fox Chase Bancorp, Inc..........................    798     15,617
            Franklin Resources, Inc.........................  7,870    272,774
*           FRP Holdings, Inc...............................    237      7,195
            Fulton Financial Corp........................... 16,398    210,714
            Gain Capital Holdings, Inc......................  4,040     28,118
            GAMCO Investors, Inc. Class A...................  1,001     29,109
#*          Genworth Financial, Inc. Class A................ 28,726     79,858
#           German American Bancorp, Inc....................  1,054     33,538
            Glacier Bancorp, Inc............................  4,733    111,652
*           Global Indemnity P.L.C..........................  1,041     31,303
            Goldman Sachs Group, Inc. (The)................. 10,005  1,616,408
            Great Southern Bancorp, Inc.....................  1,245     49,389
*           Green Dot Corp. Class A.........................  3,361     59,725
            Greenhill & Co., Inc............................  1,879     44,683
*           Greenlight Capital Re, Ltd. Class A.............  3,184     61,833
            Guaranty Bancorp................................  1,220     19,227
*           Hallmark Financial Services, Inc................  1,500     16,350
            Hancock Holding Co..............................  6,819    163,383
            Hanmi Financial Corp............................  2,758     59,849
            Hanover Insurance Group, Inc. (The).............  4,242    345,681
            Hartford Financial Services Group, Inc. (The)... 16,605    667,189
#           HCI Group, Inc..................................    700     23,275
            Heartland Financial USA, Inc....................  1,635     48,968
            Hennessy Advisors, Inc..........................    200      5,608
            Heritage Commerce Corp..........................  2,841     27,870
            Heritage Financial Corp.........................  2,774     50,237
            Heritage Insurance Holdings, Inc................  2,100     41,622
            Heritage Oaks Bancorp...........................  1,022      7,869
*           HFF, Inc. Class A...............................  2,030     57,997
*           Hilltop Holdings, Inc...........................  8,722    139,290
            Home Bancorp, Inc...............................    196      5,000
#           Home BancShares, Inc............................  6,331    245,073
*           HomeStreet, Inc.................................  1,700     34,816

                                     1202

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc.........................  1,696 $   31,376
    Horace Mann Educators Corp........................  3,051     93,727
    Horizon Bancorp...................................    857     21,999
*   Howard Hughes Corp. (The).........................    137     13,019
#   Huntington Bancshares, Inc........................  9,647     82,771
    Iberiabank Corp...................................  3,498    167,379
#   Independence Holding Co...........................    330      5,062
    Independent Bank Corp.............................  2,195    100,333
    Independent Bank Group, Inc.......................  1,400     41,874
    Interactive Brokers Group, Inc. Class A...........  6,202    200,139
    Intercontinental Exchange, Inc....................  1,000    263,800
    International Bancshares Corp.....................  5,497    127,475
*   INTL. FCStone, Inc................................  1,622     45,724
    Invesco, Ltd...................................... 12,986    388,671
    Investment Technology Group, Inc..................  1,876     32,286
#   Investors Bancorp, Inc............................ 18,188    212,618
#   Janus Capital Group, Inc.......................... 12,000    151,080
    Jones Lang LaSalle, Inc...........................  1,700    239,224
    JPMorgan Chase & Co............................... 85,430  5,083,085
*   KCG Holdings, Inc. Class A........................  5,718     58,438
    Kearny Financial Corp.............................  3,527     42,641
#   Kemper Corp.......................................  4,789    165,508
    Kennedy-Wilson Holdings, Inc......................  6,705    135,977
    KeyCorp........................................... 11,798    131,666
#*  Ladenburg Thalmann Financial Services, Inc........ 10,878     25,563
    Lake Sunapee Bank Group...........................    300      4,122
    Lakeland Bancorp, Inc.............................  3,495     39,179
    Lakeland Financial Corp...........................  1,200     52,548
    LegacyTexas Financial Group, Inc..................  3,277     64,000
    Legg Mason, Inc...................................  5,495    168,257
#*  LendingTree, Inc..................................    572     42,151
    Leucadia National Corp............................  4,907     81,260
    Lincoln National Corp.............................  3,281    129,468
    Loews Corp........................................  7,573    280,277
#   LPL Financial Holdings, Inc.......................  8,242    250,722
    M&T Bank Corp.....................................  2,781    306,411
    Macatawa Bank Corp................................  1,900     11,134
#   Maiden Holdings, Ltd..............................  4,672     59,802
    MainSource Financial Group, Inc...................  1,500     33,270
    Manning & Napier, Inc.............................  1,200      9,888
*   Marcus & Millichap, Inc...........................  1,877     44,372
*   Markel Corp.......................................    358    300,885
    MarketAxess Holdings, Inc.........................  1,600    185,968
#   Marlin Business Services Corp.....................    942     14,761
    Marsh & McLennan Cos., Inc........................ 11,545    615,695
*   Maui Land & Pineapple Co., Inc....................    300      1,590
    MB Financial, Inc.................................  5,702    177,446
*   MBIA, Inc......................................... 11,804     78,615
*   MBT Financial Corp................................    319      2,603
    McGraw Hill Financial, Inc........................  5,848    497,197
    Mercantile Bank Corp..............................  1,200     26,820
    Merchants Bancshares, Inc.........................    500     14,555
#   Mercury General Corp..............................  4,503    209,074

                                     1203

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Meridian Bancorp, Inc.............................  3,632 $ 51,030
    Meta Financial Group, Inc.........................    446   19,339
    MetLife, Inc...................................... 21,277  950,018
    Metro Bancorp, Inc................................  1,060   30,231
*   MGIC Investment Corp..............................  3,341   22,117
    MidWestOne Financial Group, Inc...................    502   14,131
    Moelis & Co. Class A..............................  1,034   26,305
    Moody's Corp......................................  3,741  333,473
    Morgan Stanley.................................... 26,625  689,055
    Morningstar, Inc..................................  4,763  382,993
    MSCI, Inc.........................................  3,734  257,049
    Nasdaq, Inc.......................................  3,871  240,002
    National Bank Holdings Corp. Class A..............  2,505   49,323
#   National Bankshares, Inc..........................    229    7,921
    National General Holdings Corp....................  6,803  134,631
    National Interstate Corp..........................  2,305   56,542
    National Penn Bancshares, Inc.....................  8,514   97,060
#*  Nationstar Mortgage Holdings, Inc.................    302    3,050
    Navient Corp...................................... 13,238  126,555
*   Navigators Group, Inc. (The)......................  1,576  138,073
    NBT Bancorp, Inc..................................  3,534   91,531
    Nelnet, Inc. Class A..............................  2,386   77,473
    New York Community Bancorp, Inc................... 13,735  212,618
    NewBridge Bancorp.................................  1,579   17,874
*   NewStar Financial, Inc............................  1,500   11,490
*   Nicholas Financial, Inc...........................  1,083   11,209
*   NMI Holdings, Inc. Class A........................  4,052   21,273
    Northeast Community Bancorp, Inc..................    300    2,070
#   Northern Trust Corp...............................  6,752  419,164
#   Northfield Bancorp, Inc...........................  3,316   51,332
    Northrim BanCorp, Inc.............................    383    8,851
#   NorthStar Asset Management Group, Inc.............  3,894   44,937
    Northwest Bancshares, Inc.........................  7,178   90,227
    OceanFirst Financial Corp.........................  1,110   19,669
#*  Ocwen Financial Corp..............................  2,649   14,331
    OFG Bancorp.......................................  2,401   13,494
    Old National Bancorp..............................  9,595  118,210
    Old Republic International Corp................... 21,576  390,094
*   Old Second Bancorp, Inc...........................  1,941   13,801
    OneBeacon Insurance Group, Ltd. Class A...........  2,297   29,494
*   OneMain Holdings, Inc.............................  6,793  179,539
    Oppenheimer Holdings, Inc. Class A................    950   14,564
    Opus Bank.........................................  1,869   61,658
    Oritani Financial Corp............................  3,375   56,430
    Orrstown Financial Services, Inc..................    700   12,145
    Pacific Continental Corp..........................  1,775   28,649
*   Pacific Premier Bancorp, Inc......................  1,248   25,621
#   PacWest Bancorp...................................  6,506  238,835
    Park National Corp................................    600   52,866
    Park Sterling Corp................................  2,739   20,050
    PartnerRe, Ltd....................................    100   14,040
    Peapack Gladstone Financial Corp..................  1,169   25,204
#   Penns Woods Bancorp, Inc..........................    800   31,472

                                     1204

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
*   PennyMac Financial Services, Inc. Class A.........  1,783 $ 21,236
#   People's United Financial, Inc.................... 20,174  289,900
    Peoples Bancorp, Inc..............................  1,444   24,779
    Peoples Financial Services Corp...................    500   18,500
*   PHH Corp..........................................  2,035   24,990
*   Phoenix Cos., Inc. (The)..........................    130    4,778
*   PICO Holdings, Inc................................  1,541   13,530
    Pinnacle Financial Partners, Inc..................  2,490  124,127
*   Piper Jaffray Cos.................................    400   13,600
    PNC Financial Services Group, Inc. (The)..........  4,191  363,150
    Popular, Inc......................................  5,409  135,982
#*  PRA Group, Inc....................................  5,106  151,904
    Preferred Bank....................................    857   27,853
#   Primerica, Inc....................................  6,192  278,702
    Principal Financial Group, Inc.................... 12,986  493,468
    PrivateBancorp, Inc...............................  6,085  228,979
    ProAssurance Corp.................................  4,394  220,227
    Progressive Corp. (The)........................... 18,840  588,750
#   Prosperity Bancshares, Inc........................  4,618  195,803
    Provident Financial Holdings, Inc.................    301    5,262
    Provident Financial Services, Inc.................  5,612  110,220
    Prudential Financial, Inc......................... 10,495  735,490
    QCR Holdings, Inc.................................    502   11,526
    Radian Group, Inc.................................  1,600   16,096
    Raymond James Financial, Inc......................  4,836  211,865
    RE/MAX Holdings, Inc. Class A.....................  1,110   38,650
*   Regional Management Corp..........................  1,266   16,787
    Regions Financial Corp............................ 40,385  327,926
    Reinsurance Group of America, Inc.................  2,667  224,641
    RenaissanceRe Holdings, Ltd.......................  3,705  417,368
    Renasant Corp.....................................  3,348  106,299
    Republic Bancorp, Inc. Class A....................  1,313   35,070
#*  Republic First Bancorp, Inc.......................    200      824
#   Resource America, Inc. Class A....................    551    2,402
    Riverview Bancorp, Inc............................    100      432
    RLI Corp..........................................  3,161  187,447
    S&T Bancorp, Inc..................................  2,740   74,007
#*  Safeguard Scientifics, Inc........................  1,509   19,617
    Safety Insurance Group, Inc.......................  1,779  100,371
    Sandy Spring Bancorp, Inc.........................  2,604   69,266
#*  Santander Consumer USA Holdings, Inc..............  6,806   71,123
*   Seacoast Banking Corp. of Florida.................  2,339   34,664
    SEI Investments Co................................  6,267  245,917
    Selective Insurance Group, Inc....................  6,234  195,187
#   ServisFirst Bancshares, Inc.......................  1,370   54,896
    SI Financial Group, Inc...........................    863   12,048
    Sierra Bancorp....................................    700   12,740
*   Signature Bank....................................  3,125  435,438
    Simmons First National Corp. Class A..............  2,669  118,263
#*  SLM Corp.......................................... 28,176  180,326
    South State Corp..................................  2,802  187,314
    Southside Bancshares, Inc.........................  1,955   44,046
    Southwest Bancorp, Inc............................  1,400   23,436

                                     1205

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    StanCorp Financial Group, Inc.....................  2,281 $  261,540
#   State Auto Financial Corp.........................  3,125     68,219
    State Bank Financial Corp.........................  2,853     54,949
    State Street Corp................................. 11,295    629,470
    Sterling Bancorp..................................  9,138    143,558
    Stewart Information Services Corp.................  2,309     81,877
*   Stifel Financial Corp.............................  4,623    154,686
#   Stock Yards Bancorp, Inc..........................  1,217     47,560
    Stonegate Bank....................................    332     10,514
    Suffolk Bancorp...................................    720     20,153
#*  Sun Bancorp, Inc..................................  2,215     46,471
    SunTrust Banks, Inc...............................  7,428    271,716
*   SVB Financial Group...............................  3,600    364,752
    Symetra Financial Corp............................  7,550    241,751
*   Synchrony Financial............................... 42,151  1,197,931
    Synovus Financial Corp............................ 10,634    324,656
#   T Rowe Price Group, Inc...........................  7,190    510,131
    Talmer Bancorp, Inc. Class A......................  3,818     61,317
    TCF Financial Corp................................ 13,758    165,234
    TD Ameritrade Holding Corp........................  4,911    135,445
*   Tejon Ranch Co....................................  1,500     29,340
    Territorial Bancorp, Inc..........................    868     23,132
*   Texas Capital Bancshares, Inc.....................  3,827    136,624
    TFS Financial Corp................................  9,209    160,697
#   Tiptree Financial, Inc. Class A...................  1,646     10,584
#   Tompkins Financial Corp...........................  1,120     62,742
    Torchmark Corp....................................  4,639    252,083
    Towne Bank........................................  2,786     53,129
    Travelers Cos., Inc. (The)........................  8,916    954,369
    Trico Bancshares..................................  2,067     52,729
#*  TriState Capital Holdings, Inc....................  1,600     19,040
    TrustCo Bank Corp. NY.............................  9,639     53,015
#   Trustmark Corp....................................  5,670    122,699
    U.S. Bancorp...................................... 24,601    985,516
    UMB Financial Corp................................  4,138    194,072
#   Umpqua Holdings Corp.............................. 15,795    228,712
    Union Bankshares Corp.............................  3,718     85,402
#   United Bankshares, Inc............................  4,961    166,590
    United Community Banks, Inc.......................  5,266     95,104
    United Community Financial Corp...................  4,149     25,433
    United Financial Bancorp, Inc.....................  4,153     46,929
    United Fire Group, Inc............................  2,630    101,597
#   United Insurance Holdings Corp....................  1,545     23,994
#   Universal Insurance Holdings, Inc.................  4,217     79,027
    Univest Corp. of Pennsylvania.....................  1,622     31,921
    Unum Group........................................  6,367    182,351
    Validus Holdings, Ltd.............................  6,629    293,267
#   Valley National Bancorp........................... 20,065    176,572
#   Virtus Investment Partners, Inc...................    305     26,840
    Voya Financial, Inc...............................  4,218    128,986
#   Waddell & Reed Financial, Inc. Class A............  3,597     98,702
*   Walker & Dunlop, Inc..............................  2,284     54,725
    Washington Federal, Inc...........................  4,465     95,328

                                     1206

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    Washington Trust Bancorp, Inc.....................    760 $    29,990
    Waterstone Financial, Inc.........................  2,041      28,268
    Webster Financial Corp............................  2,429      80,570
    Wells Fargo & Co.................................. 87,240   4,382,065
    WesBanco, Inc.....................................  1,859      53,948
#   West BanCorp, Inc.................................    900      16,200
#   Westamerica Bancorporation........................    618      26,988
*   Western Alliance Bancorp..........................  3,896     126,932
    Westfield Financial, Inc..........................    900       7,182
    Westwood Holdings Group, Inc......................    171       8,105
    White Mountains Insurance Group, Ltd..............    388     276,679
    Willis Towers Watson P.L.C........................  3,690     422,394
    Wilshire Bancorp, Inc.............................  3,891      41,206
    Wintrust Financial Corp...........................  1,482      62,377
#   WisdomTree Investments, Inc.......................  1,900      22,800
*   World Acceptance Corp.............................    400      11,576
#   WR Berkley Corp...................................  2,547     127,732
    WSFS Financial Corp...............................  1,479      42,980
    XL Group P.L.C....................................  7,366     267,091
#   Yadkin Financial Corp.............................  2,068      48,060
    Zions Bancorporation..............................  2,549      57,811
                                                              -----------
Total Financials......................................         79,172,994
                                                              -----------
Health Care -- (10.5%)
    Abaxis, Inc.......................................  1,255      54,655
    Abbott Laboratories............................... 18,845     713,283
    AbbVie, Inc....................................... 24,541   1,347,301
#*  ABIOMED, Inc......................................  1,300     110,929
#*  Acadia Healthcare Co., Inc........................  4,556     278,053
    Aceto Corp........................................  1,462      33,407
*   Acorda Therapeutics, Inc..........................  1,202      44,258
*   Addus HomeCare Corp...............................    500      10,605
#*  Adeptus Health, Inc. Class A......................    300      14,154
    Aetna, Inc........................................ 10,331   1,052,109
*   Affymetrix, Inc...................................  3,097      43,451
    Agilent Technologies, Inc......................... 12,179     458,539
#*  Air Methods Corp..................................  3,949     153,774
*   Akebia Therapeutics, Inc..........................     93         682
#*  Akorn, Inc........................................  4,620     120,074
#*  Albany Molecular Research, Inc....................    956      15,602
*   Alere, Inc........................................  4,703     174,952
*   Alexion Pharmaceuticals, Inc......................  1,529     223,127
#*  Align Technology, Inc.............................  4,578     302,789
*   Alkermes P.L.C....................................  1,483      47,471
*   Allergan P.L.C....................................  7,539   2,144,318
*   Alliance HealthCare Services, Inc.................    600       4,488
*   Allscripts Healthcare Solutions, Inc.............. 11,504     158,525
*   Almost Family, Inc................................    816      31,204
#*  Alnylam Pharmaceuticals, Inc......................    926      63,838
*   AMAG Pharmaceuticals, Inc.........................     80       1,833
#*  Amedisys, Inc.....................................  1,824      65,208
    AmerisourceBergen Corp............................  2,108     188,792
    Amgen, Inc........................................ 13,674   2,088,430

                                     1207

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   AMN Healthcare Services, Inc......................  4,371 $  123,131
*   Amphastar Pharmaceuticals, Inc....................  1,659     19,991
*   Amsurg Corp.......................................  4,668    341,651
#*  Anacor Pharmaceuticals, Inc.......................    600     45,078
#   Analogic Corp.....................................    822     60,886
*   AngioDynamics, Inc................................  3,196     36,179
*   Anika Therapeutics, Inc...........................  1,295     48,718
    Anthem, Inc....................................... 10,074  1,314,556
#*  athenahealth, Inc.................................    965    136,837
    Atrion Corp.......................................    122     45,813
    Baxalta, Inc...................................... 10,103    404,221
    Baxter International, Inc......................... 13,203    483,230
#   Becton Dickinson and Co...........................  3,422    497,456
*   Bio-Rad Laboratories, Inc. Class A................  1,402    178,909
    Bio-Techne Corp...................................  1,600    132,304
*   Biogen, Inc.......................................  5,573  1,521,763
*   BioMarin Pharmaceutical, Inc......................    600     44,412
*   BioSpecifics Technologies Corp....................    300     11,454
*   BioTelemetry, Inc.................................  1,340     12,650
#*  Bluebird Bio, Inc.................................    600     24,816
*   Boston Scientific Corp............................ 12,474    218,669
*   Bovie Medical Corp................................    300        660
    Bristol-Myers Squibb Co........................... 13,430    834,809
#*  Brookdale Senior Living, Inc......................  5,023     81,774
*   Bruker Corp.......................................  6,440    143,805
*   Cambrex Corp......................................  2,213     76,658
    Cantel Medical Corp...............................  2,659    157,865
#*  Capital Senior Living Corp........................  2,574     47,181
    Cardinal Health, Inc..............................  6,623    538,914
*   Catalent, Inc.....................................  9,489    223,276
*   Celgene Corp...................................... 24,784  2,486,331
#*  Centene Corp......................................  4,200    260,652
*   Cerner Corp.......................................  2,922    169,505
*   Charles River Laboratories International, Inc.....  3,104    230,410
#   Chemed Corp.......................................  1,400    196,448
    Cigna Corp........................................  5,598    747,893
*   Civitas Solutions, Inc............................  2,303     55,410
*   Community Health Systems, Inc..................... 12,083    259,543
#   Computer Programs & Systems, Inc..................    373     19,594
*   Concert Pharmaceuticals, Inc......................    391      5,971
#   CONMED Corp.......................................  1,261     46,581
#   Cooper Cos., Inc. (The)...........................  1,104    144,790
*   Corvel Corp.......................................  1,936     88,320
    CR Bard, Inc......................................  1,954    358,110
*   Cross Country Healthcare, Inc.....................    700     10,080
#   CryoLife, Inc.....................................  2,000     19,660
*   Cumberland Pharmaceuticals, Inc...................    290      1,438
*   Cutera, Inc.......................................    527      5,923
#*  Cynosure, Inc. Class A............................  1,426     51,621
*   DaVita HealthCare Partners, Inc...................  9,874    662,743
    DENTSPLY International, Inc.......................  3,014    177,494
#*  Depomed, Inc......................................  2,388     36,632
*   DexCom, Inc.......................................  1,770    126,166

                                     1208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Edwards Lifesciences Corp.........................  5,000 $  391,050
    Eli Lilly & Co.................................... 10,835    857,049
#*  Emergent Biosolutions, Inc........................  2,307     84,436
#*  Endo International P.L.C..........................  8,409    466,447
    Ensign Group, Inc. (The)..........................  4,042     90,743
#*  Envision Healthcare Holdings, Inc.................  5,327    117,727
*   Enzo Biochem, Inc.................................    646      3,062
*   Exactech, Inc.....................................    860     17,209
*   ExamWorks Group, Inc..............................  1,745     47,918
*   Express Scripts Holding Co........................ 16,674  1,198,360
*   Five Star Quality Care, Inc.......................  1,814      4,608
*   Genesis Healthcare, Inc...........................    700      1,260
    Gilead Sciences, Inc.............................. 47,421  3,935,943
#*  Globus Medical, Inc. Class A......................  5,401    134,755
*   Greatbatch, Inc...................................  1,802     69,575
*   Haemonetics Corp..................................  3,446    109,031
*   Halyard Health, Inc...............................  2,454     60,859
#*  Hanger, Inc.......................................  2,216     29,894
*   Harvard Bioscience, Inc...........................    600      1,782
*   HCA Holdings, Inc.................................  4,690    326,330
*   Health Net, Inc...................................  3,580    237,068
    HealthSouth Corp..................................  7,038    251,890
*   HealthStream, Inc.................................  1,671     36,595
#*  Healthways, Inc...................................  2,991     35,174
#*  Henry Schein, Inc.................................  1,951    295,459
    Hill-Rom Holdings, Inc............................  3,279    160,278
*   HMS Holdings Corp.................................  4,592     55,334
*   Hologic, Inc......................................  6,769    229,740
#*  Horizon Pharma P.L.C..............................  2,580     45,150
    Humana, Inc.......................................  5,109    831,694
*   ICU Medical, Inc..................................    660     63,525
#*  IDEXX Laboratories, Inc...........................  3,310    232,163
#*  Illumina, Inc.....................................  2,476    391,084
*   Impax Laboratories, Inc...........................  1,528     57,254
*   IMS Health Holdings, Inc..........................  9,238    213,583
*   Incyte Corp.......................................  3,612    254,863
*   Inogen, Inc.......................................    781     25,960
#*  Inovio Pharmaceuticals, Inc.......................  3,400     22,712
#*  Insys Therapeutics, Inc...........................    800     13,880
*   Integra LifeSciences Holdings Corp................  2,283    140,290
#*  Intercept Pharmaceuticals, Inc....................    190     20,184
#*  Intrexon Corp.....................................  1,800     52,452
*   Intuitive Surgical, Inc...........................    400    216,340
    Invacare Corp.....................................  3,514     54,151
#*  Ionis Pharmaceuticals, Inc........................    680     26,472
#*  iRadimed Corp.....................................    400      7,780
#*  Jazz Pharmaceuticals P.L.C........................    700     90,118
    Johnson & Johnson................................. 51,055  5,332,184
#   Kindred Healthcare, Inc...........................  3,963     38,283
*   Laboratory Corp. of America Holdings..............  3,477    390,641
#   Landauer, Inc.....................................    583     17,863
#*  Lannett Co., Inc..................................  1,459     37,219
    LeMaitre Vascular, Inc............................    500      7,300

                                     1209

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Health Care -- (Continued)
#*          Lexicon Pharmaceuticals, Inc....................  1,383 $   14,093
*           LHC Group, Inc..................................  1,389     52,671
*           LifePoint Health, Inc...........................  4,401    307,146
#*          Ligand Pharmaceuticals, Inc.....................    900     89,973
#*          Lipocine, Inc...................................  1,313     11,896
*           LivaNova P.L.C..................................  2,202    123,268
*           Luminex Corp....................................  2,267     43,504
*           Magellan Health, Inc............................  2,125    121,125
*           Mallinckrodt P.L.C..............................  2,864    166,370
*           Masimo Corp.....................................  4,410    162,068
            McKesson Corp...................................  6,233  1,003,388
(degrees)*  Medcath Corp....................................    117         --
#*          Medicines Co. (The).............................  1,638     56,609
*           Medivation, Inc.................................  4,056    132,631
*           MEDNAX, Inc.....................................  5,505    382,377
            Medtronic P.L.C................................. 30,862  2,343,043
            Merck & Co., Inc................................ 33,200  1,682,244
#           Meridian Bioscience, Inc........................  3,917     75,402
*           Merit Medical Systems, Inc......................  3,870     64,049
*           Mettler-Toledo International, Inc...............    700    218,995
#*          Molina Healthcare, Inc..........................  6,136    336,928
*           Momenta Pharmaceuticals, Inc....................  1,446     17,959
*           Mylan NV........................................ 11,219    591,129
*           Myriad Genetics, Inc............................  4,099    159,738
#           National HealthCare Corp........................  1,016     64,160
            National Research Corp. Class A.................    799     12,057
*           Natus Medical, Inc..............................  1,882     66,397
#*          Nektar Therapeutics.............................  3,100     42,284
*           Neogen Corp.....................................  2,214    115,527
*           Neurocrine Biosciences, Inc.....................    800     34,040
#*          NewLink Genetics Corp...........................    185      4,507
*           NuVasive, Inc...................................  2,687    123,924
*           Omnicell, Inc...................................  2,480     69,415
#*          OPKO Health, Inc................................  2,150     17,286
*           OraSure Technologies, Inc.......................  2,225     12,171
*           Orthofix International NV.......................  1,449     57,192
#           Owens & Minor, Inc..............................  5,014    173,735
*           PAREXEL International Corp......................  3,755    240,170
#           Patterson Cos., Inc.............................  5,719    242,829
            PDL BioPharma, Inc..............................  4,450     13,973
            PerkinElmer, Inc................................  2,810    135,779
#           Perrigo Co. P.L.C...............................  1,193    172,484
            Pfizer, Inc..................................... 14,889    453,966
*           PharMerica Corp.................................  2,013     59,766
#           Phibro Animal Health Corp. Class A..............  1,080     36,234
#*          Pozen, Inc......................................    739      4,840
*           Premier, Inc. Class A...........................  2,504     79,978
*           Prestige Brands Holdings, Inc...................  3,700    172,716
#*          Progenics Pharmaceuticals, Inc..................    924      3,853
*           Providence Service Corp. (The)..................  1,346     59,762
            Quality Systems, Inc............................  4,367     57,251
            Quest Diagnostics, Inc..........................  8,573    562,989
*           Quidel Corp.....................................  2,416     41,169

                                     1210

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Quintiles Transnational Holdings, Inc.............  2,893 $  175,981
*   RadNet, Inc.......................................  2,195     13,126
*   Regeneron Pharmaceuticals, Inc....................    854    358,757
*   Repligen Corp.....................................    989     21,906
#   ResMed, Inc.......................................  3,176    180,079
*   Rigel Pharmaceuticals, Inc........................  2,420      6,655
*   RTI Surgical, Inc.................................  2,790      8,956
*   Sagent Pharmaceuticals, Inc.......................    600      9,066
*   SciClone Pharmaceuticals, Inc.....................  1,491     11,913
*   SeaSpine Holdings Corp............................    521      7,534
#*  Seattle Genetics, Inc.............................    992     32,716
#   Select Medical Holdings Corp...................... 11,440    109,023
#*  Sequenom, Inc.....................................  3,215      5,176
    Simulations Plus, Inc.............................    345      3,833
*   Sirona Dental Systems, Inc........................  3,100    329,499
*   Spectrum Pharmaceuticals, Inc.....................  1,060      5,258
    St Jude Medical, Inc..............................  9,330    493,184
    STERIS P.L.C......................................  3,672    254,249
    Stryker Corp......................................  5,609    556,132
*   Sucampo Pharmaceuticals, Inc. Class A.............  1,184     14,978
#*  Supernus Pharmaceuticals, Inc.....................  2,351     26,660
*   Surgical Care Affiliates, Inc.....................  3,451    147,254
*   SurModics, Inc....................................  1,314     26,214
*   Symmetry Surgical, Inc............................    426      3,757
*   Taro Pharmaceutical Industries, Ltd...............  1,162    169,420
#*  Team Health Holdings, Inc.........................  3,051    124,694
#   Teleflex, Inc.....................................  1,514    205,435
#*  Tenet Healthcare Corp.............................  7,979    216,390
#*  Theravance Biopharma, Inc.........................    474      7,783
    Thermo Fisher Scientific, Inc.....................  4,806    634,680
#*  Triple-S Management Corp. Class B.................  1,400     31,206
*   Ultragenyx Pharmaceutical, Inc....................  1,000     56,150
#*  United Therapeutics Corp..........................  1,215    149,664
    UnitedHealth Group, Inc........................... 27,170  3,128,897
    Universal American Corp...........................  5,509     34,817
    Universal Health Services, Inc. Class B...........  3,493    393,452
    US Physical Therapy, Inc..........................    644     32,941
    Utah Medical Products, Inc........................    200     11,274
#*  Varian Medical Systems, Inc.......................  4,385    338,215
*   Vascular Solutions, Inc...........................  1,569     42,928
*   VCA, Inc..........................................  4,571    234,355
#*  Veeva Systems, Inc. Class A.......................  2,388     57,551
*   Vertex Pharmaceuticals, Inc.......................  1,070     97,103
#*  Vitae Pharmaceuticals, Inc........................    700      6,860
*   Waters Corp.......................................  1,800    218,178
*   WellCare Health Plans, Inc........................  2,100    159,558
#   West Pharmaceutical Services, Inc.................  3,700    211,714
*   Wright Medical Group NV...........................  1,890     37,706
#*  Zafgen, Inc.......................................     13         86
    Zimmer Biomet Holdings, Inc.......................  1,244    123,479

                                     1211

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
    Zoetis, Inc....................................... 15,188 $   653,843
                                                              -----------
Total Health Care.....................................         63,214,898
                                                              -----------
Industrials -- (11.8%)
    3M Co............................................. 10,958   1,654,658
    AAON, Inc.........................................  4,498      96,842
    AAR Corp..........................................  2,026      42,566
    ABM Industries, Inc...............................  3,849     115,585
#   Acacia Research Corp..............................  1,906       7,128
*   ACCO Brands Corp.................................. 11,243      68,245
#   Actuant Corp. Class A.............................  3,519      81,922
    Acuity Brands, Inc................................  1,393     281,985
#   ADT Corp. (The)................................... 13,522     399,981
#   Advanced Drainage Systems, Inc....................  1,769      39,944
*   Advisory Board Co. (The)..........................  1,773      81,150
*   AECOM.............................................  4,814     132,096
*   Aegion Corp.......................................  1,353      24,395
*   Aerojet Rocketdyne Holdings, Inc..................  3,475      57,164
#*  Aerovironment, Inc................................  2,565      65,433
#   AGCO Corp.........................................  8,746     426,542
#   Air Lease Corp.................................... 11,557     297,708
*   Air Transport Services Group, Inc.................  3,571      34,746
    Aircastle, Ltd....................................  5,160      88,597
    Alamo Group, Inc..................................    659      34,947
    Alaska Air Group, Inc.............................  4,346     305,958
    Albany International Corp. Class A................  1,947      66,042
    Allegiant Travel Co...............................  1,437     230,595
    Allegion P.L.C....................................  4,586     277,728
    Allied Motion Technologies, Inc...................    833      16,277
    Allison Transmission Holdings, Inc................ 12,260     291,665
    Altra Industrial Motion Corp......................  1,881      42,247
    AMERCO............................................  1,073     393,415
*   Ameresco, Inc. Class A............................  2,446      13,331
    American Airlines Group, Inc...................... 16,249     633,549
    American Railcar Industries, Inc..................    800      36,320
#   American Science & Engineering, Inc...............    600      21,534
*   American Woodmark Corp............................  1,500     103,500
    AMETEK, Inc.......................................  5,321     250,353
    AO Smith Corp.....................................  3,965     276,955
    Apogee Enterprises, Inc...........................  2,000      79,560
#   Applied Industrial Technologies, Inc..............  3,956     152,069
*   ARC Document Solutions, Inc.......................  3,255      12,011
    ArcBest Corp......................................    843      17,307
    Argan, Inc........................................  1,589      47,861
*   Armstrong World Industries, Inc...................  4,181     161,721
    Astec Industries, Inc.............................  1,504      56,099
*   Astronics Corp....................................  1,487      47,941
*   Atlas Air Worldwide Holdings, Inc.................  1,053      38,677
*   Avis Budget Group, Inc............................  6,056     159,091
    AZZ, Inc..........................................  1,609      82,831
#   B/E Aerospace, Inc................................  6,600     266,970
*   Babcock & Wilcox Enterprises, Inc.................  3,474      71,738
    Barnes Group, Inc.................................  3,967     128,967

                                     1212

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Barrett Business Services, Inc....................    297 $   11,634
*   Beacon Roofing Supply, Inc........................  4,807    194,684
*   Blount International, Inc.........................  3,178     29,555
*   BMC Stock Holdings, Inc...........................  2,756     39,604
#   Boeing Co. (The).................................. 19,657  2,361,395
#   Brady Corp. Class A...............................  3,326     74,635
#   Briggs & Stratton Corp............................  3,119     61,320
    Brink's Co. (The).................................  3,532    103,841
*   Builders FirstSource, Inc.........................  9,462     75,980
    BWX Technologies, Inc.............................  3,998    119,700
*   CAI International, Inc............................  1,625     10,156
    Carlisle Cos., Inc................................  3,942    329,867
*   Casella Waste Systems, Inc. Class A...............  2,937     17,475
#   Caterpillar, Inc.................................. 14,649    911,754
*   CBIZ, Inc.........................................  3,591     36,269
    CDI Corp..........................................  1,400      7,196
    CEB, Inc..........................................  2,178    128,458
    CECO Environmental Corp...........................  1,938     15,116
    Celadon Group, Inc................................  1,152      9,147
#   CH Robinson Worldwide, Inc........................  3,298    213,611
*   Chart Industries, Inc.............................  1,706     27,654
    Chicago Bridge & Iron Co. NV......................  6,454    250,544
    Cintas Corp.......................................  1,900    163,248
    CIRCOR International, Inc.........................  1,120     39,749
*   Civeo Corp........................................  4,836      5,223
    CLARCOR, Inc......................................  3,353    157,122
#*  Clean Harbors, Inc................................  2,162     95,798
#*  Colfax Corp.......................................  5,140    113,800
    Columbus McKinnon Corp............................  1,099     15,716
    Comfort Systems USA, Inc..........................  3,055     86,579
*   Commercial Vehicle Group, Inc.....................  3,334     10,335
*   Continental Building Products, Inc................  2,342     34,989
#   Copa Holdings SA Class A..........................    900     42,390
*   Copart, Inc.......................................  9,768    327,326
    Covanta Holding Corp..............................  4,497     63,588
*   Covenant Transportation Group, Inc. Class A.......  1,200     23,436
*   CPI Aerostructures, Inc...........................    300      2,628
*   CRA International, Inc............................    400      7,452
    Crane Co..........................................  4,323    206,466
    CSX Corp.......................................... 12,700    292,354
    Cubic Corp........................................  2,913    116,403
    Cummins, Inc......................................  7,716    693,591
    Curtiss-Wright Corp...............................  4,982    343,758
    Danaher Corp...................................... 11,508    997,168
#   Deere & Co........................................ 11,084    853,579
    Delta Air Lines, Inc.............................. 11,360    503,134
#   Deluxe Corp.......................................  5,958    333,052
*   DigitalGlobe, Inc.................................  6,038     79,098
#   Donaldson Co., Inc................................ 10,653    300,202
    Douglas Dynamics, Inc.............................  2,265     44,983
    Dover Corp........................................  4,321    252,562
*   Ducommun, Inc.....................................    591      8,747
    Dun & Bradstreet Corp. (The)......................  2,482    244,278

                                     1213

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   DXP Enterprises, Inc..............................     600 $    9,408
*   Dycom Industries, Inc.............................   3,727    246,951
#   Dynamic Materials Corp............................     497      3,037
    Eaton Corp. P.L.C.................................  10,126    511,464
#*  Echo Global Logistics, Inc........................     662     14,571
    EMCOR Group, Inc..................................   6,107    279,090
    Emerson Electric Co...............................  24,941  1,146,787
    Encore Wire Corp..................................   1,684     62,662
#*  Energy Recovery, Inc..............................     975      6,045
    EnerSys...........................................   2,500    121,075
    Engility Holdings, Inc............................   2,539     34,302
    Ennis, Inc........................................   2,732     54,558
    EnPro Industries, Inc.............................   1,200     53,364
    Equifax, Inc......................................   2,700    285,660
    ESCO Technologies, Inc............................   1,689     58,152
    Essendant, Inc....................................   4,205    125,561
*   Esterline Technologies Corp.......................   3,097    243,765
#*  ExOne Co. (The)...................................   1,400     10,668
    Expeditors International of Washington, Inc.......   5,800    261,696
#   Exponent, Inc.....................................   1,800     92,358
#   Fastenal Co.......................................   7,833    317,706
    Federal Signal Corp...............................   7,457    110,289
    FedEx Corp........................................   4,158    552,515
#   Flowserve Corp....................................   5,934    229,290
    Fluor Corp........................................   3,880    174,173
    Fortune Brands Home & Security, Inc...............   4,795    232,989
    Forward Air Corp..................................   1,775     76,609
#*  Franklin Covey Co.................................   1,000     17,710
    Franklin Electric Co., Inc........................   2,662     72,619
    FreightCar America, Inc...........................   1,000     19,050
*   FTI Consulting, Inc...............................   3,307    112,074
*   Furmanite Corp....................................   1,258      6,592
    G&K Services, Inc. Class A........................   1,309     84,273
#   GATX Corp.........................................   3,897    159,699
*   Gencor Industries, Inc............................     300      3,537
#*  Generac Holdings, Inc.............................   4,514    128,288
    General Cable Corp................................   2,583     30,273
    General Dynamics Corp.............................   5,879    786,434
    General Electric Co............................... 115,167  3,351,360
#*  Genesee & Wyoming, Inc. Class A...................   1,500     74,370
*   Gibraltar Industries, Inc.........................   2,794     59,345
    Global Brass & Copper Holdings, Inc...............   1,600     33,136
    Gorman-Rupp Co. (The).............................   1,375     34,953
*   GP Strategies Corp................................   1,404     33,963
#   Graco, Inc........................................   4,607    334,837
    Graham Corp.......................................     488      8,442
    Granite Construction, Inc.........................   3,280    126,706
*   Great Lakes Dredge & Dock Corp....................   5,214     17,936
#   Greenbrier Cos., Inc. (The).......................   1,486     38,428
#   Griffon Corp......................................   1,955     29,677
    H&E Equipment Services, Inc.......................   4,560     53,124
    Harsco Corp.......................................   1,803     11,611
*   Hawaiian Holdings, Inc............................   3,677    129,467

                                     1214

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   HD Supply Holdings, Inc...........................  7,536 $197,971
#   Healthcare Services Group, Inc....................  3,343  118,242
#   Heartland Express, Inc............................  4,293   73,625
    HEICO Corp........................................  2,385  132,845
    HEICO Corp. Class A...............................  3,898  180,867
    Heidrick & Struggles International, Inc...........  1,316   34,690
*   Heritage-Crystal Clean, Inc.......................    670    6,392
    Herman Miller, Inc................................  4,931  126,332
*   Hertz Global Holdings, Inc........................ 48,170  437,384
#   Hexcel Corp.......................................  8,556  354,047
*   Hill International, Inc...........................  1,100    3,718
    Hillenbrand, Inc..................................  2,258   61,147
    HNI Corp..........................................  3,430  116,689
    Honeywell International, Inc......................  5,606  578,539
    Houston Wire & Cable Co...........................    600    3,306
*   Hub Group, Inc. Class A...........................  1,731   52,744
    Hubbell, Inc......................................  3,185  288,020
*   Hudson Global, Inc................................    800    2,160
    Huntington Ingalls Industries, Inc................  4,201  537,224
    Hurco Cos., Inc...................................    600   16,200
*   Huron Consulting Group, Inc.......................  1,621   90,954
    Hyster-Yale Materials Handling, Inc...............    900   46,746
*   ICF International, Inc............................  1,464   50,083
    IDEX Corp.........................................  4,548  329,775
*   IHS, Inc. Class A.................................  1,900  198,778
    Illinois Tool Works, Inc..........................  8,832  795,498
    Ingersoll-Rand P.L.C.............................. 12,897  663,809
*   InnerWorkings, Inc................................  4,200   29,652
*   Innovative Solutions & Support, Inc...............    300      792
    Insperity, Inc....................................  1,809   81,278
    Insteel Industries, Inc...........................  1,094   26,814
*   Integrated Electrical Services, Inc...............  1,364   16,736
    Interface, Inc....................................  3,596   60,736
    ITT Corp..........................................  6,339  205,701
*   Jacobs Engineering Group, Inc.....................  9,460  371,116
    JB Hunt Transport Services, Inc...................  2,800  203,560
*   JetBlue Airways Corp.............................. 18,845  401,587
    John Bean Technologies Corp.......................  1,991   91,208
#   Kaman Corp........................................  2,670  106,373
#   Kansas City Southern..............................  3,500  248,080
    KAR Auction Services, Inc......................... 10,972  366,684
    KBR, Inc.......................................... 11,360  161,994
    Kelly Services, Inc. Class A......................  3,001   49,757
    Kennametal, Inc...................................  5,526   97,810
    Kforce, Inc.......................................  2,428   54,144
    Kimball International, Inc. Class B...............  3,379   32,574
#*  Kirby Corp........................................  1,683   85,244
#*  KLX, Inc..........................................  2,601   76,027
#   Knight Transportation, Inc........................  5,782  141,486
    Knoll, Inc........................................  3,652   67,014
    Korn/Ferry International..........................  2,939   90,551
*   Kratos Defense & Security Solutions, Inc..........  6,087   19,418
    L-3 Communications Holdings, Inc..................  2,690  314,300

                                     1215

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Landstar System, Inc..............................  2,375 $  136,349
*   Lawson Products, Inc..............................    196      3,798
#*  Layne Christensen Co..............................    712      3,645
    LB Foster Co. Class A.............................    400      4,612
    Lennox International, Inc.........................  2,471    296,075
    Lincoln Electric Holdings, Inc....................  5,500    292,820
    Lindsay Corp......................................    550     38,687
#*  LMI Aerospace, Inc................................  1,400     13,818
    Lockheed Martin Corp..............................  8,595  1,813,555
    LSI Industries, Inc...............................  1,800     20,772
*   Lydall, Inc.......................................  1,100     31,075
    Manitowoc Co., Inc. (The).........................  7,468    117,546
    ManpowerGroup, Inc................................  4,120    314,562
    Marten Transport, Ltd.............................  2,006     33,661
    Masco Corp........................................ 10,996    290,184
*   MasTec, Inc.......................................  8,536    131,796
    Matson, Inc.......................................  2,515    101,631
    Matthews International Corp. Class A..............  1,731     86,394
    McGrath RentCorp..................................  1,621     39,569
*   Meritor, Inc......................................  6,187     42,257
*   Middleby Corp. (The)..............................  3,808    344,091
    Miller Industries, Inc............................    900     19,341
*   Mistras Group, Inc................................  2,185     49,359
#   Mobile Mini, Inc..................................  3,364     87,195
*   Moog, Inc. Class A................................  3,847    178,232
#*  MRC Global, Inc...................................  5,896     59,255
    MSA Safety, Inc...................................  3,649    156,177
#   MSC Industrial Direct Co., Inc. Class A...........  3,226    209,077
    Mueller Industries, Inc...........................  3,900     99,255
    Mueller Water Products, Inc. Class A.............. 11,394     93,545
    Multi-Color Corp..................................  1,652    104,126
*   MYR Group, Inc....................................  1,912     38,259
#   National Presto Industries, Inc...................    235     18,586
*   Navigant Consulting, Inc..........................  3,515     55,502
*   NCI Building Systems, Inc.........................  1,174     12,186
    Nielsen Holdings P.L.C............................ 11,512    554,418
    NN, Inc...........................................  1,925     23,331
#   Nordson Corp......................................  4,775    288,553
    Norfolk Southern Corp.............................    634     44,697
*   Nortek, Inc.......................................    454     17,701
    Northrop Grumman Corp.............................  4,600    851,276
#*  NOW, Inc..........................................    675      9,153
*   NV5 Global, Inc...................................    353      6,700
*   Old Dominion Freight Line, Inc....................  3,700    202,871
#   Omega Flex, Inc...................................     93      2,753
*   On Assignment, Inc................................  3,288    127,081
    Orbital ATK, Inc..................................  3,390    305,880
#*  Orion Energy Systems, Inc.........................    600      1,218
*   Orion Marine Group, Inc...........................  1,426      5,148
#   Oshkosh Corp......................................  5,419    178,448
    Owens Corning.....................................  5,980    276,216
#   PACCAR, Inc....................................... 23,455  1,150,937

                                     1216

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   PAM Transportation Services, Inc..................    297 $  7,672
    Park-Ohio Holdings Corp...........................    300    8,559
    Parker-Hannifin Corp..............................  5,000  485,800
*   Patrick Industries, Inc...........................  1,565   54,697
#   Pentair P.L.C.....................................  9,636  454,048
#*  PGT, Inc..........................................  5,154   50,509
    Pitney Bowes, Inc................................. 15,470  302,903
*   Ply Gem Holdings, Inc.............................  3,027   30,179
    Powell Industries, Inc............................  1,050   26,292
*   PowerSecure International, Inc....................    800    8,784
    Precision Castparts Corp..........................  1,684  395,656
    Preformed Line Products Co........................    300   11,346
#   Primoris Services Corp............................  4,716   96,159
#*  Proto Labs, Inc...................................    768   42,232
    Quad/Graphics, Inc................................    969    9,768
    Quanex Building Products Corp.....................  2,124   39,315
*   Quanta Services, Inc.............................. 11,833  221,277
*   Radiant Logistics, Inc............................  3,283   10,867
#   Raven Industries, Inc.............................  3,179   47,717
    Raytheon Co.......................................  6,382  818,428
#*  RBC Bearings, Inc.................................  1,338   79,384
    Regal Beloit Corp.................................  2,716  152,666
#*  Republic Airways Holdings, Inc....................  2,233    4,756
    Republic Services, Inc............................ 10,800  471,960
    Resources Connection, Inc.........................  2,938   44,393
*   Rexnord Corp......................................  6,884  112,691
*   Roadrunner Transportation Systems, Inc............  2,213   17,527
    Robert Half International, Inc....................  4,756  208,170
    Rockwell Automation, Inc..........................  6,236  595,975
#   Rockwell Collins, Inc.............................  6,158  498,059
#   Rollins, Inc...................................... 10,479  288,696
    Roper Technologies, Inc...........................  1,720  302,152
*   RPX Corp..........................................  4,018   46,528
#   RR Donnelley & Sons Co............................ 28,472  397,754
#*  Rush Enterprises, Inc. Class A....................  3,287   62,782
    Ryder System, Inc.................................  3,698  196,623
*   Saia, Inc.........................................  1,000   21,390
#*  Sensata Technologies Holding NV...................  6,155  225,889
    Simpson Manufacturing Co., Inc....................  2,517   82,130
#   SkyWest, Inc......................................  2,171   32,608
*   SL Industries, Inc................................    100    3,000
    Snap-on, Inc......................................  2,727  440,574
#*  SolarCity Corp....................................  2,419   86,237
    Southwest Airlines Co............................. 24,471  920,599
*   SP Plus Corp......................................  1,494   33,540
*   Sparton Corp......................................    743   12,735
*   Spirit Aerosystems Holdings, Inc. Class A.........  5,604  237,610
#*  Spirit Airlines, Inc..............................  2,486  103,915
    SPX Corp..........................................  2,340   21,762
*   SPX FLOW, Inc.....................................  2,340   55,786
    Standex International Corp........................    721   52,071
    Stanley Black & Decker, Inc.......................  8,201  773,682
    Steelcase, Inc. Class A...........................  6,036   77,019

                                     1217

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   Stericycle, Inc...................................  1,176 $  141,532
*   Sterling Construction Co., Inc....................    400      2,152
    Sun Hydraulics Corp...............................  1,689     43,002
#*  Swift Transportation Co...........................  1,965     32,049
    TAL International Group, Inc......................  1,901     21,443
#*  Taser International, Inc..........................  1,400     21,546
*   Team, Inc.........................................  1,268     30,432
*   Teledyne Technologies, Inc........................  3,675    298,594
    Tennant Co........................................  1,238     66,988
    Terex Corp........................................  5,091    114,038
    Tetra Tech, Inc...................................  4,157    110,119
#   Textainer Group Holdings, Ltd.....................  1,838     19,575
    Textron, Inc......................................  7,953    272,152
*   Thermon Group Holdings, Inc.......................  1,745     29,351
    Timken Co. (The)..................................  2,900     76,995
    Titan International, Inc..........................  2,616      7,848
*   Titan Machinery, Inc..............................  1,000      8,490
    Toro Co. (The)....................................  2,749    204,855
#*  TransDigm Group, Inc..............................  1,600    359,568
*   TRC Cos., Inc.....................................  1,800     15,894
*   Trex Co., Inc.....................................  2,011     75,533
*   TriMas Corp.......................................  3,269     56,521
*   TriNet Group, Inc.................................  2,703     40,004
    Trinity Industries, Inc........................... 12,200    261,324
    Triumph Group, Inc................................  3,797     96,824
*   TrueBlue, Inc.....................................  2,673     61,051
*   Tutor Perini Corp.................................  5,137     67,860
    Twin Disc, Inc....................................    900     10,296
    Tyco International P.L.C..........................  5,907    203,142
*   Ultralife Corp....................................    200      1,126
    UniFirst Corp.....................................    600     63,180
    Union Pacific Corp................................ 10,692    769,824
*   United Continental Holdings, Inc..................  5,548    267,857
    United Parcel Service, Inc. Class B............... 17,956  1,673,499
*   United Rentals, Inc...............................  8,713    417,440
#   United Technologies Corp.......................... 27,903  2,446,814
    Universal Forest Products, Inc....................  1,525    105,057
    Universal Truckload Services, Inc.................    537      6,933
#   US Ecology, Inc...................................  1,543     52,416
#*  USG Corp..........................................  5,037     90,112
    Valmont Industries, Inc...........................  1,549    165,108
*   Vectrus, Inc......................................    488      9,643
#*  Verisk Analytics, Inc.............................  3,166    231,118
#*  Veritiv Corp......................................    676     20,855
*   Versar, Inc.......................................    489      1,271
    Viad Corp.........................................  1,559     45,944
#*  Vicor Corp........................................    600      5,040
#*  Virgin America, Inc...............................    315      9,718
*   Volt Information Sciences, Inc....................    500      3,835
    VSE Corp..........................................    351     21,060
#*  Wabash National Corp..............................  3,046     33,689
*   WABCO Holdings, Inc...............................  4,200    376,530
    Wabtec Corp.......................................  2,500    159,875

                                     1218

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Waste Connections, Inc............................   6,168 $   369,895
    Waste Management, Inc.............................   4,100     217,095
    Watsco, Inc.......................................   2,518     292,617
    Watts Water Technologies, Inc. Class A............   1,600      78,832
    Werner Enterprises, Inc...........................   3,591      86,723
*   Wesco Aircraft Holdings, Inc......................   2,574      29,060
#*  WESCO International, Inc..........................   2,706     109,268
    West Corp.........................................   4,224      76,497
*   Willis Lease Finance Corp.........................      78       1,381
#   Woodward, Inc.....................................   4,032     186,238
#   WW Grainger, Inc..................................   2,644     520,048
*   Xerium Technologies, Inc..........................     741       6,654
#*  XPO Logistics, Inc................................   2,194      50,133
    Xylem, Inc........................................   8,518     306,222
                                                               -----------
Total Industrials.....................................          70,997,394
                                                               -----------
Information Technology -- (18.1%)
#*  3D Systems Corp...................................   1,800      14,418
    Accenture P.L.C. Class A..........................  17,081   1,802,729
*   ACI Worldwide, Inc................................   8,043     143,970
    Activision Blizzard, Inc..........................  21,576     751,276
*   Actua Corp........................................   2,813      26,611
*   Acxiom Corp.......................................   4,272      79,886
*   Adobe Systems, Inc................................   6,989     622,930
    ADTRAN, Inc.......................................   3,428      62,252
*   Advanced Energy Industries, Inc...................   2,110      59,249
*   Agilysys, Inc.....................................   1,572      15,563
*   Akamai Technologies, Inc..........................   4,132     188,502
*   Alliance Data Systems Corp........................   1,580     315,668
#*  Alliance Fiber Optic Products, Inc................   1,636      23,509
*   Alpha & Omega Semiconductor, Ltd..................     749       7,153
*   Alphabet, Inc. Class A............................   3,413   2,598,488
*   Alphabet, Inc. Class C............................   3,618   2,687,993
    Amdocs, Ltd.......................................   4,795     262,478
    American Software, Inc. Class A...................     400       3,892
*   Amkor Technology, Inc.............................  15,071      92,536
    Amphenol Corp. Class A............................   7,804     386,844
    Analog Devices, Inc...............................   5,587     300,916
*   Anixter International, Inc........................   2,773     137,097
*   ANSYS, Inc........................................   2,037     179,643
    Apple, Inc........................................ 142,709  13,891,294
    Applied Materials, Inc............................  15,282     269,727
#*  Applied Optoelectronics, Inc......................     763      12,490
#*  Arista Networks, Inc..............................   2,827     169,705
#*  ARRIS International P.L.C.........................   8,907     226,861
*   Arrow Electronics, Inc............................   4,168     215,069
#*  Aspen Technology, Inc.............................   6,428     208,524
    Atmel Corp........................................   8,102      65,302
#*  Autodesk, Inc.....................................   4,404     206,195
    Automatic Data Processing, Inc....................  13,922   1,156,779
    Avago Technologies, Ltd...........................     700      93,597
*   AVG Technologies NV...............................   5,557     104,861
*   Avid Technology, Inc..............................   3,011      21,378

                                     1219

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Avnet, Inc........................................   6,262 $  249,979
    AVX Corp..........................................   2,139     24,556
*   Aware, Inc........................................     500      1,480
*   Axcelis Technologies, Inc.........................   9,432     24,712
#   Badger Meter, Inc.................................   1,165     65,042
*   Bankrate, Inc.....................................   7,821     89,472
#*  Barracuda Networks, Inc...........................   1,192     12,611
    Bel Fuse, Inc. Class B............................     378      5,734
    Belden, Inc.......................................   1,290     55,109
*   Benchmark Electronics, Inc........................   1,618     33,978
    Black Box Corp....................................     500      3,810
    Blackbaud, Inc....................................   2,334    143,494
*   Blackhawk Network Holdings, Inc...................   2,838    106,964
#*  Blucora, Inc......................................   2,803     24,190
    Booz Allen Hamilton Holding Corp..................   8,645    244,567
#*  Bottomline Technologies de, Inc...................   1,453     41,875
    Broadcom Corp. Class A............................   5,815    317,906
    Broadridge Financial Solutions, Inc...............   5,823    311,880
    Brocade Communications Systems, Inc...............  38,957    310,877
    Brooks Automation, Inc............................   6,174     58,838
*   BSQUARE Corp......................................     910      5,597
    CA, Inc...........................................  28,004    804,555
*   Cabot Microelectronics Corp.......................   1,868     75,916
*   CACI International, Inc. Class A..................   2,243    186,326
*   Cadence Design Systems, Inc.......................  10,720    209,683
*   CalAmp Corp.......................................   3,600     61,200
*   Calix, Inc........................................   4,547     34,921
#*  Cardtronics, Inc..................................   4,679    144,160
*   Cascade Microtech, Inc............................     640     10,144
#   Cass Information Systems, Inc.....................     442     22,498
#*  Cavium, Inc.......................................   1,182     68,284
    CDK Global, Inc...................................   4,240    186,772
    CDW Corp..........................................  10,909    419,451
*   Ceva, Inc.........................................     819     18,960
    Checkpoint Systems, Inc...........................   1,612     10,446
*   CIBER, Inc........................................   6,692     21,749
#*  Ciena Corp........................................  11,091    197,087
*   Cimpress NV.......................................   2,143    168,268
*   Cirrus Logic, Inc.................................   5,027    174,537
    Cisco Systems, Inc................................ 146,064  3,474,863
*   Citrix Systems, Inc...............................   3,279    231,038
#*  Clearfield, Inc...................................     600      8,880
    Cognex Corp.......................................   3,178    102,490
*   Cognizant Technology Solutions Corp. Class A......   7,230    457,731
*   Coherent, Inc.....................................   1,658    128,114
    Cohu, Inc.........................................   2,223     26,921
#*  CommScope Holding Co., Inc........................  10,139    227,316
    Communications Systems, Inc.......................     300      2,166
*   CommVault Systems, Inc............................   1,101     41,310
    Computer Sciences Corp............................   9,147    293,344
    Computer Task Group, Inc..........................     610      3,605
    Comtech Telecommunications Corp...................   1,486     29,007
*   Constant Contact, Inc.............................     624     19,725

                                     1220

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
    Convergys Corp....................................  4,549 $  111,178
*   CoreLogic, Inc....................................  6,293    224,660
    Corning, Inc...................................... 13,735    255,608
*   CoStar Group, Inc.................................    683    119,778
*   Covisint Corp.....................................  1,348      2,844
*   Cray, Inc.........................................  3,025    119,155
#*  Cree, Inc.........................................  5,400    151,362
#   CSG Systems International, Inc....................  2,340     81,760
    CSRA, Inc.........................................  4,804    128,651
    CTS Corp..........................................    685     10,789
#   Cypress Semiconductor Corp........................ 16,730    131,498
#   Daktronics, Inc...................................  2,457     19,730
*   Datalink Corp.....................................  2,194     15,753
*   Demand Media, Inc.................................  1,900      9,576
*   DHI Group, Inc....................................  7,201     67,041
#   Diebold, Inc......................................  7,411    205,433
*   Digi International, Inc...........................    815      7,433
*   Digimarc Corp.....................................    127      4,544
*   Diodes, Inc.......................................  2,746     52,531
#   Dolby Laboratories, Inc. Class A..................  3,417    123,046
*   DSP Group, Inc....................................    910      8,709
    DST Systems, Inc..................................  2,610    275,120
*   DTS, Inc..........................................    453     10,093
    EarthLink Holdings Corp...........................  7,054     41,760
*   eBay, Inc......................................... 28,244    662,604
#   Ebix, Inc.........................................    960     32,755
*   EchoStar Corp. Class A............................  4,509    158,401
    Electro Rent Corp.................................  1,904     16,641
*   Electro Scientific Industries, Inc................  3,011     18,186
*   Electronic Arts, Inc..............................  5,820    375,652
*   Electronics for Imaging, Inc......................  3,709    153,478
#*  Ellie Mae, Inc....................................    755     52,722
    EMC Corp.......................................... 50,541  1,251,901
*   Emcore Corp.......................................  1,184      7,175
#*  Endurance International Group Holdings, Inc.......    476      4,370
#*  EnerNOC, Inc......................................  1,220      6,405
*   Entegris, Inc.....................................  9,013    105,092
#*  Envestnet, Inc....................................    690     16,181
*   EPAM Systems, Inc.................................  2,595    194,365
    Epiq Systems, Inc.................................  3,607     45,160
*   ePlus, Inc........................................    400     37,884
*   Euronet Worldwide, Inc............................  3,276    261,327
*   Everi Holdings, Inc...............................  4,600     12,926
*   Everyday Health, Inc..............................    827      3,804
*   Exar Corp.........................................  2,220     12,210
*   ExlService Holdings, Inc..........................  1,571     68,590
*   Extreme Networks, Inc.............................  2,741      7,565
#*  F5 Networks, Inc..................................  2,915    273,369
*   Fabrinet..........................................  1,414     35,223
*   Facebook, Inc. Class A............................ 23,773  2,667,568
    Fair Isaac Corp...................................  2,709    258,899
*   Fairchild Semiconductor International, Inc........  3,440     70,486
#*  FARO Technologies, Inc............................    400     10,268

                                     1221

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
#   FEI Co............................................   1,854 $  134,322
    Fidelity National Information Services, Inc.......   7,645    456,636
#*  Finisar Corp......................................   8,734    110,922
#*  FireEye, Inc......................................   3,394     47,821
*   First Solar, Inc..................................   4,864    333,962
*   Fiserv, Inc.......................................   8,561    809,528
#*  FleetCor Technologies, Inc........................   2,464    302,678
    FLIR Systems, Inc.................................   9,194    268,833
*   FormFactor, Inc...................................   4,492     37,329
    Forrester Research, Inc...........................     935     29,892
#*  Fortinet, Inc.....................................   3,205     90,189
*   Gartner, Inc......................................   2,505    220,164
*   Genpact, Ltd......................................  11,273    269,650
*   GigOptix, Inc.....................................   3,800     11,856
#   Global Payments, Inc..............................  14,238    839,330
*   GSI Group, Inc....................................   1,252     15,475
#*  GSI Technology, Inc...............................     381      1,314
*   GTT Communications, Inc...........................   1,500     22,335
*   Guidewire Software, Inc...........................   2,400    132,096
    Hackett Group, Inc. (The).........................   1,600     23,632
*   Harmonic, Inc.....................................   5,753     18,985
    Harris Corp.......................................   4,102    356,751
    Heartland Payment Systems, Inc....................   3,440    316,755
    Hewlett Packard Enterprise Co.....................  78,686  1,082,719
    HP, Inc...........................................  86,281    837,789
    IAC/InterActiveCorp...............................   5,000    259,700
*   ID Systems, Inc...................................     400      1,604
*   II-VI, Inc........................................   4,452     92,602
#*  Infinera Corp.....................................   5,942     91,031
    Ingram Micro, Inc. Class A........................   8,800    248,160
*   Innodata, Inc.....................................     400        964
*   Inphi Corp........................................       6        167
*   Insight Enterprises, Inc..........................   1,499     35,421
*   Integrated Device Technology, Inc.................   3,464     88,263
    Intel Corp........................................ 139,518  4,327,848
#   InterDigital, Inc.................................   3,100    139,624
*   Internap Corp.....................................   4,575     17,660
    International Business Machines Corp..............  20,339  2,538,104
    Intersil Corp. Class A............................  10,827    140,751
#*  Intevac, Inc......................................     500      2,235
*   IntraLinks Holdings, Inc..........................   2,900     23,374
    Intuit, Inc.......................................   6,500    620,815
#*  IPG Photonics Corp................................   3,407    275,388
*   Itron, Inc........................................   2,165     71,358
*   Ixia..............................................   5,511     52,740
    IXYS Corp.........................................   1,534     18,301
    j2 Global, Inc....................................   2,859    207,306
    Jabil Circuit, Inc................................  17,553    349,480
    Jack Henry & Associates, Inc......................   3,359    272,684
    Juniper Networks, Inc.............................  11,906    280,982
*   Kemet Corp........................................     318        471
*   Key Tronic Corp...................................     334      2,532
*   Keysight Technologies, Inc........................  11,760    275,184

                                     1222

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Kimball Electronics, Inc..........................     851 $     8,544
    KLA-Tencor Corp...................................   3,676     246,255
#*  Knowles Corp......................................   2,836      38,570
*   Kopin Corp........................................   1,468       2,833
*   Kulicke & Soffa Industries, Inc...................   3,312      33,517
*   KVH Industries, Inc...............................     799       7,710
    Lam Research Corp.................................   4,838     347,320
#*  Lattice Semiconductor Corp........................   7,926      38,520
    Leidos Holdings, Inc..............................   6,382     294,338
    Lexmark International, Inc. Class A...............   5,416     152,785
*   Limelight Networks, Inc...........................   4,380       5,475
    Linear Technology Corp............................   5,574     238,177
*   LinkedIn Corp. Class A............................     791     156,547
*   Lionbridge Technologies, Inc......................   4,810      22,270
*   Liquidity Services, Inc...........................   2,097      13,651
    Littelfuse, Inc...................................   1,305     132,979
*   Lumentum Holdings, Inc............................   2,409      47,530
#*  M/A-COM Technology Solutions Holdings, Inc........   3,440     132,440
#*  Magnachip Semiconductor Corp......................   1,541       7,058
*   Manhattan Associates, Inc.........................   4,403     253,833
    ManTech International Corp. Class A...............   1,887      54,402
    Marchex, Inc. Class B.............................   1,646       6,288
    Marvell Technology Group, Ltd.....................  25,697     227,418
    MasterCard, Inc. Class A..........................  23,236   2,068,701
*   Mattson Technology, Inc...........................   2,642       9,221
    Maxim Integrated Products, Inc....................   6,639     221,743
    MAXIMUS, Inc......................................   4,844     258,524
*   MaxLinear, Inc. Class A...........................     492       7,567
*   MeetMe, Inc.......................................   3,482      11,108
    Mentor Graphics Corp..............................   9,975     173,365
*   Mercury Systems, Inc..............................   1,795      34,267
#   Mesa Laboratories, Inc............................     200      20,800
    Methode Electronics, Inc..........................   2,900      75,574
#   Microchip Technology, Inc.........................   5,382     241,167
#*  Micron Technology, Inc............................  32,511     358,596
*   Microsemi Corp....................................   7,606     241,110
    Microsoft Corp.................................... 247,043  13,609,599
*   MicroStrategy, Inc. Class A.......................     628     108,336
    MKS Instruments, Inc..............................   3,714     131,624
#*  ModusLink Global Solutions, Inc...................   3,900       8,385
*   MoneyGram International, Inc......................   3,613      19,149
    Monolithic Power Systems, Inc.....................     810      50,682
    Monotype Imaging Holdings, Inc....................   2,750      68,585
#*  Monster Worldwide, Inc............................   9,144      45,629
    Motorola Solutions, Inc...........................   4,427     295,591
    MTS Systems Corp..................................   1,134      60,556
*   Multi-Fineline Electronix, Inc....................   1,990      33,293
*   Nanometrics, Inc..................................   1,227      17,338
    National Instruments Corp.........................   8,343     237,775
    NCI, Inc. Class A.................................     353       4,455
*   NCR Corp..........................................   3,577      76,333
*   NeoPhotonics Corp.................................   1,671      14,989
#   NetApp, Inc.......................................  13,631     298,928

                                     1223

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   NETGEAR, Inc......................................  2,877 $  107,513
*   NetScout Systems, Inc.............................  3,861     83,205
#*  NetSuite, Inc.....................................    849     58,895
#*  NeuStar, Inc. Class A.............................  2,061     50,659
*   Newport Corp......................................  3,290     50,107
    NIC, Inc..........................................  3,623     71,699
*   Nuance Communications, Inc........................ 18,805    331,532
    NVE Corp..........................................    200      9,920
    NVIDIA Corp....................................... 26,341    771,528
*   NXP Semiconductors NV.............................    880     65,806
*   ON Semiconductor Corp............................. 33,858    289,824
    Oracle Corp....................................... 71,287  2,588,431
*   OSI Systems, Inc..................................  1,445     79,215
#*  Palo Alto Networks, Inc...........................    600     89,694
*   PAR Technology Corp...............................    300      1,746
    Park Electrochemical Corp.........................  1,315     21,408
#   Paychex, Inc......................................  9,362    448,065
#*  Paycom Software, Inc..............................  2,622     79,053
*   PayPal Holdings, Inc.............................. 15,893    574,373
    PC Connection, Inc................................  1,860     41,980
*   PDF Solutions, Inc................................  2,192     23,739
    Pegasystems, Inc..................................  5,782    135,877
*   Perceptron, Inc...................................    200      1,320
*   Perficient, Inc...................................  2,324     44,272
*   PFSweb, Inc.......................................    864     10,696
*   Photronics, Inc...................................  4,728     56,452
*   Planet Payment, Inc...............................  5,317     15,366
    Plantronics, Inc..................................  4,028    180,575
*   Plexus Corp.......................................  2,781     97,196
*   Polycom, Inc...................................... 14,140    144,087
    Power Integrations, Inc...........................  1,024     48,261
*   PRGX Global, Inc..................................    400      1,520
*   Progress Software Corp............................  2,823     73,087
*   PTC, Inc..........................................  4,815    142,572
    QAD, Inc. Class A.................................    555     10,273
*   QLogic Corp.......................................  8,956    114,816
*   Qorvo, Inc........................................  3,393    134,363
    QUALCOMM, Inc..................................... 25,086  1,137,399
#*  Qualys, Inc.......................................  1,942     50,473
*   QuinStreet, Inc...................................  1,510      5,753
*   Rackspace Hosting, Inc............................ 11,575    233,931
*   Radisys Corp......................................    732      1,976
*   Rambus, Inc.......................................  6,800     83,232
*   RealD, Inc........................................  2,214     23,003
*   Red Hat, Inc......................................  3,804    266,470
    Reis, Inc.........................................    500     11,275
*   RetailMeNot, Inc..................................  1,837     16,717
    Richardson Electronics, Ltd.......................    500      2,575
*   Rofin-Sinar Technologies, Inc.....................  2,726     69,486
*   Rogers Corp.......................................  1,481     70,303
*   Rosetta Stone, Inc................................  1,153      7,679
*   Rovi Corp.........................................  6,769    131,725
*   Ruckus Wireless, Inc..............................  2,623     22,059

                                     1224

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.........................  2,447 $ 31,346
    Sabre Corp........................................  6,100  156,221
*   salesforce.com, Inc...............................  7,907  538,150
    SanDisk Corp......................................  4,328  305,990
*   Sanmina Corp......................................  6,146  115,176
*   ScanSource, Inc...................................  2,216   69,538
    Science Applications International Corp...........  3,702  157,779
*   SciQuest, Inc.....................................    700    8,911
#*  Seachange International, Inc......................  2,700   16,794
#   Seagate Technology P.L.C..........................  6,300  183,015
*   Semtech Corp......................................  3,795   76,279
*   ServiceNow, Inc...................................  1,300   80,873
#*  ServiceSource International, Inc..................  5,005   19,369
*   ShoreTel, Inc.....................................  2,672   21,937
*   Sigma Designs, Inc................................  1,300    8,619
*   Silicon Laboratories, Inc.........................  2,323  105,929
#*  Silver Spring Networks, Inc.......................  2,886   33,045
    Skyworks Solutions, Inc...........................  5,039  347,288
*   SolarWinds, Inc...................................  4,020  240,999
    Solera Holdings, Inc..............................  7,062  383,184
*   Sonus Networks, Inc...............................  1,682   10,092
#*  Splunk, Inc.......................................  1,500   69,435
    SS&C Technologies Holdings, Inc...................  4,182  268,861
*   Stamps.com, Inc...................................    486   45,597
#*  StarTek, Inc......................................    200      802
#*  SunPower Corp.....................................  5,366  136,511
#*  Super Micro Computer, Inc.........................  4,918  146,458
*   Sykes Enterprises, Inc............................  2,556   75,249
    Symantec Corp..................................... 28,309  561,651
#*  Synaptics, Inc....................................  3,551  260,324
#*  Synchronoss Technologies, Inc.....................  2,629   80,553
#   SYNNEX Corp.......................................  2,919  245,050
*   Synopsys, Inc.....................................  4,683  200,901
*   Syntel, Inc.......................................  4,446  210,474
*   Tableau Software, Inc. Class A....................    500   40,120
#*  Take-Two Interactive Software, Inc................  4,136  143,519
#*  Tangoe, Inc.......................................  2,857   23,913
    TE Connectivity, Ltd..............................  5,696  325,583
*   Tech Data Corp....................................  2,599  162,178
*   TechTarget, Inc...................................  1,500   11,925
*   TeleCommunication Systems, Inc. Class A...........  5,971   29,616
*   Telenav, Inc......................................  2,293   13,208
    TeleTech Holdings, Inc............................  3,475   92,817
*   Teradata Corp.....................................  6,644  161,715
    Teradyne, Inc..................................... 17,077  331,806
    Tessco Technologies, Inc..........................    626   10,342
    Tessera Technologies, Inc.........................  3,994  115,107
    Texas Instruments, Inc............................ 15,376  813,852
    TheStreet, Inc....................................    700      917
*   TiVo, Inc.........................................  8,011   63,928
    Total System Services, Inc........................  5,763  231,442
    TransAct Technologies, Inc........................    300    2,319
    Travelport Worldwide, Ltd.........................  6,800   74,052

                                     1225

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Information Technology -- (Continued)
*   Travelzoo, Inc....................................    400 $      3,244
#*  Trimble Navigation, Ltd........................... 15,916      307,020
#*  TTM Technologies, Inc.............................  8,027       46,797
#*  Twitter, Inc......................................  2,000       33,600
*   Tyler Technologies, Inc...........................  1,000      157,060
#*  Ubiquiti Networks, Inc............................  6,069      179,703
#*  Ultimate Software Group, Inc. (The)...............  1,151      202,150
*   Ultra Clean Holdings, Inc.........................  2,747       14,175
*   Ultratech, Inc....................................  1,961       39,553
#*  Unisys Corp.......................................  2,386       23,431
*   United Online, Inc................................    539        5,719
#*  Universal Display Corp............................  1,200       58,920
#*  Unwired Planet, Inc...............................    170        1,578
*   Vantiv, Inc. Class A..............................  8,799      413,993
#*  VASCO Data Security International, Inc............    600        9,300
#*  Veeco Instruments, Inc............................  2,842       52,975
#*  VeriFone Systems, Inc.............................  7,474      174,817
*   Verint Systems, Inc...............................  2,081       76,185
#*  VeriSign, Inc.....................................  2,924      221,054
#*  ViaSat, Inc.......................................  5,082      317,625
#*  Viavi Solutions, Inc.............................. 18,382       91,910
*   Virtusa Corp......................................  1,604       71,731
#   Visa, Inc. Class A................................ 26,120    1,945,679
#   Vishay Intertechnology, Inc.......................  7,658       87,761
*   Vishay Precision Group, Inc.......................    335        3,960
#*  VMware, Inc. Class A..............................  1,000       45,750
*   Web.com Group, Inc................................  4,583       86,298
*   WebMD Health Corp.................................  1,853       94,707
*   Westell Technologies, Inc. Class A................    700          770
    Western Digital Corp..............................  7,142      342,673
#   Western Union Co. (The)........................... 13,920      248,333
#*  WEX, Inc..........................................  1,550      112,545
*   Workday, Inc. Class A.............................    600       37,806
*   Xcerra Corp.......................................  4,381       24,008
    Xerox Corp........................................ 48,591      473,762
    Xilinx, Inc.......................................  6,194      311,372
*   XO Group, Inc.....................................  1,650       24,585
*   Yahoo!, Inc.......................................  7,763      229,086
#*  Zebra Technologies Corp. Class A..................  1,206       72,842
#*  Zillow Group, Inc. Class A........................  2,600       56,342
#*  Zillow Group, Inc. Class C........................    600       12,300
*   Zix Corp..........................................  1,205        5,410
*   Zynga, Inc. Class A............................... 21,942       53,977
                                                              ------------
Total Information Technology..........................         108,692,390
                                                              ------------
Materials -- (3.6%)
    A Schulman, Inc...................................  1,631       41,297
    AEP Industries, Inc...............................    579       49,007
    Air Products & Chemicals, Inc.....................  2,854      361,630
#   Albemarle Corp....................................  4,210      221,614
    Alcoa, Inc........................................ 21,430      156,225
#   Allegheny Technologies, Inc.......................  4,175       39,162
#*  AM Castle & Co....................................    956        1,759

                                     1226

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
#   American Vanguard Corp............................  2,982 $   33,577
    Ampco-Pittsburgh Corp.............................    957      9,972
    AptarGroup, Inc...................................  4,847    353,346
    Ashland, Inc......................................  1,065    100,919
    Avery Dennison Corp............................... 10,604    645,678
    Axiall Corp.......................................  2,225     39,894
    Balchem Corp......................................  1,834    102,961
    Ball Corp.........................................  6,357    424,838
    Bemis Co., Inc.................................... 10,598    507,326
*   Berry Plastics Group, Inc.........................  7,613    236,764
*   Boise Cascade Co..................................  2,129     43,985
    Cabot Corp........................................  3,659    147,604
    Calgon Carbon Corp................................  3,022     48,926
    Carpenter Technology Corp.........................  1,504     41,751
    Celanese Corp. Series A...........................  4,162    264,995
*   Century Aluminum Co...............................  3,446     16,265
    CF Industries Holdings, Inc.......................  9,510    285,300
#   Chase Corp........................................    274     12,590
#   Chemours Co. (The)................................  1,585      6,245
*   Chemtura Corp.....................................  6,499    170,534
*   Clearwater Paper Corp.............................  1,459     57,134
*   Coeur Mining, Inc.................................  6,164     13,622
    Commercial Metals Co..............................  5,196     72,328
#   Compass Minerals International, Inc...............  3,579    267,888
*   Core Molding Technologies, Inc....................    600      6,498
*   Crown Holdings, Inc...............................  5,684    260,782
#   Deltic Timber Corp................................    900     49,428
    Domtar Corp.......................................  4,500    145,125
    Dow Chemical Co. (The)............................ 23,712    995,904
    Eagle Materials, Inc..............................  4,093    219,139
    Eastman Chemical Co...............................  9,105    557,317
    Ecolab, Inc.......................................  7,414    799,748
    EI du Pont de Nemours & Co........................  7,926    418,176
*   Ferro Corp........................................  4,222     39,222
    Ferroglobe P.L.C..................................  4,347     36,950
#*  Flotek Industries, Inc............................  1,507     10,067
#   FMC Corp..........................................  1,111     39,685
#   Freeport-McMoRan, Inc............................. 30,880    142,048
    FutureFuel Corp...................................  3,504     43,870
    Graphic Packaging Holding Co...................... 43,693    496,353
#   Greif, Inc. Class A...............................  2,039     53,891
    Greif, Inc. Class B...............................    337     12,301
*   Handy & Harman, Ltd...............................    400      6,808
#   Hawkins, Inc......................................    486     18,210
    Haynes International, Inc.........................  1,000     32,000
    HB Fuller Co......................................  1,707     63,535
*   Headwaters, Inc...................................  6,598    105,370
#   Hecla Mining Co................................... 16,958     31,542
    Huntsman Corp.....................................  7,232     62,412
    Innophos Holdings, Inc............................  1,180     31,518
    Innospec, Inc.....................................  1,938     96,609
#   International Flavors & Fragrances, Inc...........  2,523    295,090
    International Paper Co............................ 29,704  1,016,174

                                     1227

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
    Kaiser Aluminum Corp..............................    850 $   66,079
    KapStone Paper and Packaging Corp.................  7,197    106,372
    KMG Chemicals, Inc................................    800     18,448
*   Koppers Holdings, Inc.............................  1,398     23,668
*   Kraton Performance Polymers, Inc..................  1,647     24,178
#   Kronos Worldwide, Inc.............................  3,307     15,543
#*  Louisiana-Pacific Corp............................ 11,064    173,926
    LyondellBasell Industries NV Class A.............. 12,547    978,290
    Martin Marietta Materials, Inc....................  1,976    248,146
    Materion Corp.....................................  1,400     34,286
    Mercer International, Inc.........................  4,858     35,706
    Minerals Technologies, Inc........................  2,000     81,980
    Monsanto Co....................................... 11,386  1,031,572
    Mosaic Co. (The)..................................  6,853    165,157
    Myers Industries, Inc.............................  3,131     35,662
    Neenah Paper, Inc.................................  1,336     80,748
#   NewMarket Corp....................................    600    227,562
    Newmont Mining Corp............................... 12,841    256,306
    Nucor Corp........................................  7,036    274,897
    Olin Corp......................................... 20,592    348,828
    Olympic Steel, Inc................................    300      2,802
*   OMNOVA Solutions, Inc.............................  2,800     14,700
*   Owens-Illinois, Inc............................... 13,540    175,208
#   Packaging Corp. of America........................  5,698    289,629
    PH Glatfelter Co..................................  3,389     50,022
#*  Platform Specialty Products Corp..................  3,136     23,928
    PolyOne Corp......................................  6,859    185,605
    PPG Industries, Inc...............................  6,010    571,671
    Praxair, Inc......................................  3,852    385,200
    Quaker Chemical Corp..............................    795     59,633
*   Real Industry, Inc................................    176      1,126
    Reliance Steel & Aluminum Co......................  3,196    181,980
#*  Rentech, Inc......................................    621      1,211
*   Resolute Forest Products, Inc.....................  6,542     36,897
#   Royal Gold, Inc...................................  2,945     87,732
    RPM International, Inc............................  3,052    119,791
    Schnitzer Steel Industries, Inc. Class A..........  2,115     28,447
    Schweitzer-Mauduit International, Inc.............  2,400    100,800
    Scotts Miracle-Gro Co. (The) Class A..............  4,701    322,865
    Sealed Air Corp................................... 11,732    475,498
    Sensient Technologies Corp........................  1,835    109,494
    Sherwin-Williams Co. (The)........................  2,197    561,707
    Silgan Holdings, Inc..............................  6,720    355,286
    Sonoco Products Co................................ 11,584    457,684
#   Southern Copper Corp..............................  2,150     55,728
    Steel Dynamics, Inc............................... 16,022    294,004
    Stepan Co.........................................  1,666     74,903
*   Stillwater Mining Co..............................  4,770     31,244
    Synalloy Corp.....................................    300      2,115
#   TimkenSteel Corp..................................  1,450     13,065
*   Trecora Resources.................................  1,300     13,676
    Tredegar Corp.....................................  1,817     23,857
#   Tronox, Ltd. Class A..............................  1,900      6,783

                                     1228

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    United States Lime & Minerals, Inc................     200 $    10,994
#   United States Steel Corp..........................     622       4,354
*   Universal Stainless & Alloy Products, Inc.........     400       2,736
*   US Concrete, Inc..................................   1,686      76,679
    Valspar Corp. (The)...............................   3,600     281,988
    Vulcan Materials Co...............................   3,627     319,901
#   Westlake Chemical Corp............................   5,400     245,592
    WestRock Co.......................................  11,857     418,315
    Worthington Industries, Inc.......................   4,500     137,655
#*  WR Grace & Co.....................................     362      29,445
                                                               -----------
Total Materials.......................................          21,730,212
                                                               -----------
Telecommunication Services -- (2.4%)
#*  8x8, Inc..........................................   1,108      13,917
*   Alaska Communications Systems Group, Inc..........   2,700       4,374
    AT&T, Inc......................................... 178,840   6,448,970
    Atlantic Tele-Network, Inc........................   1,500     115,485
*   Boingo Wireless, Inc..............................   2,087      12,731
    CenturyLink, Inc..................................  52,924   1,345,328
*   Cincinnati Bell, Inc..............................  20,838      67,515
    Cogent Communications Holdings, Inc...............   3,866     129,163
#   Consolidated Communications Holdings, Inc.........   5,961     119,459
#*  FairPoint Communications, Inc.....................   1,852      27,780
    Frontier Communications Corp......................  68,255     310,560
*   General Communication, Inc. Class A...............   4,764      86,324
*   Hawaiian Telcom Holdco, Inc.......................     633      15,103
    IDT Corp. Class B.................................   2,278      28,931
    Inteliquent, Inc..................................   3,521      60,491
#*  Iridium Communications, Inc.......................   3,706      25,794
*   Level 3 Communications, Inc.......................  11,735     572,785
*   Lumos Networks Corp...............................   2,464      28,533
#*  NTELOS Holdings Corp..............................     502       4,644
#*  ORBCOMM, Inc......................................   6,700      48,910
*   SBA Communications Corp. Class A..................   4,801     476,643
    Shenandoah Telecommunications Co..................   5,234     120,277
    Spok Holdings, Inc................................   2,326      41,891
#*  Sprint Corp.......................................  31,097      93,913
#*  Straight Path Communications, Inc. Class B........     422       9,495
*   T-Mobile US, Inc..................................   8,321     334,088
    Telephone & Data Systems, Inc.....................  11,438     265,247
*   United States Cellular Corp.......................   2,291      86,233
    Verizon Communications, Inc.......................  71,413   3,568,508
*   Vonage Holdings Corp..............................  14,064      72,148
#   Windstream Holdings, Inc..........................   4,852      27,996
                                                               -----------
Total Telecommunication Services......................          14,563,236
                                                               -----------
Utilities -- (3.2%)
    AES Corp..........................................  14,854     141,113
    AGL Resources, Inc................................   7,052     448,225
    ALLETE, Inc.......................................   4,018     212,552
    Alliant Energy Corp...............................   2,636     172,236
    Ameren Corp.......................................   1,300      58,396

                                     1229

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Utilities -- (Continued)
    American Electric Power Co., Inc..................  6,991 $426,241
    American States Water Co..........................  3,700  167,980
    American Water Works Co., Inc.....................  3,482  226,017
#   Aqua America, Inc................................. 16,028  505,363
#   Artesian Resources Corp. Class A..................    475   14,397
    Atmos Energy Corp.................................  5,668  392,339
*   Avangrid, Inc.....................................  1,864   71,671
    Avista Corp.......................................  2,849  105,498
    Black Hills Corp..................................  4,022  198,204
    California Water Service Group....................  3,050   76,524
*   Calpine Corp...................................... 36,187  554,023
#   CenterPoint Energy, Inc...........................  8,740  156,184
    Chesapeake Utilities Corp.........................  1,519   95,651
    Cleco Corp........................................  2,137  113,560
#   CMS Energy Corp...................................  6,902  268,350
    Connecticut Water Service, Inc....................  1,241   53,276
#   Consolidated Edison, Inc..........................  7,273  504,673
    Consolidated Water Co., Ltd.......................    163    1,896
    Delta Natural Gas Co., Inc........................    149    3,250
#   Dominion Resources, Inc...........................  9,924  716,215
    DTE Energy Co.....................................  3,343  284,188
    Duke Energy Corp..................................  7,139  537,567
*   Dynegy, Inc.......................................  2,711   32,098
    Edison International..............................  5,655  349,479
    El Paso Electric Co...............................  2,820  115,423
    Empire District Electric Co. (The)................  4,190  122,935
    Entergy Corp......................................  2,442  172,356
    Eversource Energy.................................  7,399  398,066
    Exelon Corp....................................... 13,570  401,265
    FirstEnergy Corp.................................. 11,365  375,727
    Gas Natural, Inc..................................    400    3,328
#   Genie Energy, Ltd. Class B........................    400    3,364
    Great Plains Energy, Inc.......................... 11,549  321,986
    Hawaiian Electric Industries, Inc.................  4,762  142,479
#   IDACORP, Inc......................................  4,666  324,707
    ITC Holdings Corp.................................  6,479  258,512
    Laclede Group, Inc. (The).........................  4,169  266,566
#   MDU Resources Group, Inc.......................... 12,818  216,368
    MGE Energy, Inc...................................  3,346  162,114
#   Middlesex Water Co................................  1,557   45,153
#   National Fuel Gas Co..............................  2,149   97,414
    New Jersey Resources Corp.........................  8,200  288,804
    NextEra Energy, Inc...............................  6,899  770,687
    NiSource, Inc..................................... 19,920  418,519
#   Northwest Natural Gas Co..........................  2,526  131,226
#   NorthWestern Corp.................................  3,491  194,937
    NRG Energy, Inc...................................  9,096   96,781
#   NRG Yield, Inc. Class A...........................  1,774   21,998
#   NRG Yield, Inc. Class C...........................  1,774   23,488
    OGE Energy Corp...................................  6,714  176,108
#   ONE Gas, Inc......................................  3,002  169,793
#   Ormat Technologies, Inc...........................  3,261  115,439
    Otter Tail Corp...................................  3,527   98,192

                                     1230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
#            Pattern Energy Group, Inc.................     3,843 $     72,825
             Pepco Holdings, Inc.......................     5,707      152,263
             PG&E Corp.................................     8,401      461,299
             Piedmont Natural Gas Co., Inc.............     6,867      406,801
             Pinnacle West Capital Corp................     3,465      229,764
             PNM Resources, Inc........................     5,877      184,597
             Portland General Electric Co..............     7,294      283,518
             PPL Corp..................................     6,348      222,561
             Public Service Enterprise Group, Inc......     4,700      194,110
#            Questar Corp..............................    15,886      323,916
#            SCANA Corp................................     4,508      283,779
             SJW Corp..................................     1,920       62,592
             South Jersey Industries, Inc..............     6,350      157,861
#            Southern Co. (The)........................     9,604      469,828
             Southwest Gas Corp........................     4,561      268,324
#*           Talen Energy Corp.........................       792        5,663
             TECO Energy, Inc..........................    14,779      400,806
             UGI Corp..................................    14,317      486,778
             Unitil Corp...............................       900       34,875
#            Vectren Corp..............................     6,174      258,320
             WEC Energy Group, Inc.....................     5,849      323,040
             Westar Energy, Inc........................     6,841      297,994
             WGL Holdings, Inc.........................     4,801      320,659
             Xcel Energy, Inc..........................     7,800      298,116
#            York Water Co. (The)......................       800       21,336
                                                                  ------------
Total Utilities........................................             19,042,526
                                                                  ------------
TOTAL COMMON STOCKS....................................            541,635,666
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights.................    11,318           90
(degrees)*   Dyax Corp. Contingent Value Rights........     1,400        1,554
(degrees)*   Furiex Pharmaceuticals Contingent
               Value Rights............................       175           --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.................     1,800        3,402
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16.......................       358           --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..................................    10,882       11,044
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights..................................    10,882          531
TOTAL RIGHTS/WARRANTS..................................                 16,621
                                                                  ------------
TOTAL INVESTMENT SECURITIES............................            541,652,287
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid
               Reserves, 0.358%........................ 3,936,590    3,936,590
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund.................... 4,720,554   54,616,807
                                                                  ------------
                    TOTAL INVESTMENTS -- (100.0%)
                      (Cost $515,042,778)^^............           $600,205,684
                                                                  ============

                                     1231

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 88,707,806          --   --    $ 88,707,806
   Consumer Staples..............   44,886,655          --   --      44,886,655
   Energy........................   30,627,555          --   --      30,627,555
   Financials....................   79,172,994          --   --      79,172,994
   Health Care...................   63,214,898          --   --      63,214,898
   Industrials...................   70,997,394          --   --      70,997,394
   Information Technology........  108,692,390          --   --     108,692,390
   Materials.....................   21,730,212          --   --      21,730,212
   Telecommunication Services....   14,563,236          --   --      14,563,236
   Utilities.....................   19,042,526          --   --      19,042,526
Rights/Warrants..................           -- $    16,621   --          16,621
Temporary Cash Investments.......    3,936,590          --   --       3,936,590
Securities Lending Collateral....           --  54,616,807   --      54,616,807
                                  ------------ -----------   --    ------------
TOTAL............................ $545,572,256 $54,633,428   --    $600,205,684
                                  ============ ===========   ==    ============

                                     1232

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (94.4%)

AUSTRALIA -- (4.8%)
    Adelaide Brighton, Ltd............................  23,834 $   80,523
    AGL Energy, Ltd...................................   8,892    118,585
    Ainsworth Game Technology, Ltd....................  13,420     21,269
#   ALS, Ltd..........................................  15,329     36,347
    Altium, Ltd.......................................   3,254     11,449
#   Alumina, Ltd...................................... 147,539    110,435
    Amcor, Ltd........................................  37,685    359,363
    AMP, Ltd.......................................... 105,198    405,395
    Ansell, Ltd.......................................   7,476    107,443
#   AP Eagers, Ltd....................................   1,880     15,832
#   APA Group.........................................  22,472    136,992
*   APN News & Media, Ltd.............................  17,146      6,344
*   Aquarius Platinum, Ltd............................  11,448      1,994
#   ARB Corp., Ltd....................................   2,584     28,184
    Aristocrat Leisure, Ltd...........................  18,229    133,957
#*  Arrium, Ltd.......................................  76,376      3,617
    Asciano, Ltd......................................  36,684    232,564
    ASX, Ltd..........................................   2,931     88,656
*   Atlas Iron, Ltd...................................  28,989        333
#   AUB Group, Ltd....................................   3,526     21,408
    Aurizon Holdings, Ltd.............................  24,589     65,020
    Ausdrill, Ltd.....................................   7,076      1,181
#   AusNet Services...................................  63,278     66,266
    Australia & New Zealand Banking Group, Ltd........  76,419  1,326,557
*   Australian Agricultural Co., Ltd..................   4,482      4,277
    Australian Pharmaceutical Industries, Ltd.........  40,511     60,433
    Automotive Holdings Group, Ltd....................   7,271     22,541
*   AWE, Ltd..........................................  43,671     16,308
    Bank of Queensland, Ltd...........................   9,307     87,181
*   BC Iron, Ltd......................................   2,827        162
    Beach Energy, Ltd.................................  96,329     26,204
    Bendigo and Adelaide Bank, Ltd....................  19,171    147,471
    BHP Billiton, Ltd.................................  18,467    202,804
#   BHP Billiton, Ltd. Sponsored ADR..................  15,778    345,696
*   Billabong International, Ltd......................   7,680      8,868
#   Blackmores, Ltd...................................     663     90,397
    BlueScope Steel, Ltd..............................  36,236    121,244
    Boral, Ltd........................................  42,438    170,291
#*  Bradken, Ltd......................................   7,516      2,360
    Brambles, Ltd.....................................  72,291    577,488
#   Breville Group, Ltd...............................   3,217     13,963
    Brickworks, Ltd...................................   3,849     41,555
*   Broadspectrum, Ltd................................  16,298     14,082
#   Cabcharge Australia, Ltd..........................   4,103      9,148
    Caltex Australia, Ltd.............................   5,867    156,898
#   Cardno, Ltd.......................................   5,685      3,822
#   carsales.com, Ltd.................................   8,402     71,003
#   Cash Converters International, Ltd................  25,015      9,323
    Cedar Woods Properties, Ltd.......................   2,172      6,794
    Challenger, Ltd...................................  27,119    154,345
    Cleanaway Waste Management, Ltd...................  72,000     37,821

                                     1233

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRALIA -- (Continued)
#   Coca-Cola Amatil, Ltd............................. 32,358 $  193,720
    Cochlear, Ltd.....................................  2,129    142,696
    Collins Foods, Ltd................................ 11,016     40,815
    Commonwealth Bank of Australia.................... 19,986  1,129,721
    Computershare, Ltd................................ 13,373     99,841
#   Cover-More Group, Ltd.............................  6,792      9,613
    Crown Resorts, Ltd................................  6,025     53,142
    CSG, Ltd.......................................... 21,603     26,676
    CSL, Ltd..........................................  6,729    501,237
    CSR, Ltd.......................................... 35,706     65,210
    Decmil Group, Ltd................................. 10,092      7,210
    Domino's Pizza Enterprises, Ltd...................  2,386    102,453
    Downer EDI, Ltd................................... 16,058     35,952
*   Drillsearch Energy, Ltd........................... 23,451      8,284
    DUET Group........................................ 93,357    153,634
    DuluxGroup, Ltd................................... 21,206     98,279
#*  Energy Resources of Australia, Ltd................  5,657      1,387
#   EQT Holdings, Ltd.................................    700      9,413
    Event Hospitality and Entertainment, Ltd..........  2,408     25,967
    Evolution Mining, Ltd............................. 37,109     38,325
    Fairfax Media, Ltd................................ 78,167     49,596
#   Flight Centre Travel Group, Ltd...................  2,265     63,298
#   Fortescue Metals Group, Ltd....................... 95,788    120,379
#   G8 Education, Ltd................................. 10,497     27,016
    GrainCorp, Ltd. Class A...........................  4,641     28,307
    GUD Holdings, Ltd.................................  8,605     40,053
    GWA Group, Ltd....................................  7,916     11,424
    Hansen Technologies, Ltd..........................  3,445      9,017
    Harvey Norman Holdings, Ltd....................... 14,320     45,663
    Hills, Ltd........................................  5,399        821
*   Horizon Oil, Ltd.................................. 50,760      2,580
    Iluka Resources, Ltd.............................. 10,569     41,467
*   Imdex, Ltd........................................ 11,826      1,670
#   IMF Bentham, Ltd..................................  7,011      5,706
    Incitec Pivot, Ltd................................ 88,098    196,369
    Independence Group NL............................. 16,382     25,966
*   Infigen Energy.................................... 28,218      9,511
#   Infomedia, Ltd.................................... 21,693     11,491
    Insurance Australia Group, Ltd.................... 32,230    121,905
#   InvoCare, Ltd.....................................  3,621     30,741
    IOOF Holdings, Ltd................................  1,869     10,970
#   IRESS, Ltd........................................  2,807     19,330
    iSentia Group, Ltd................................  1,305      4,270
    James Hardie Industries P.L.C..................... 19,162    222,045
#   JB Hi-Fi, Ltd.....................................  2,539     42,568
    LendLease Group................................... 15,753    147,103
#   M2 Group, Ltd.....................................  4,609     41,597
*   Macmahon Holdings, Ltd............................ 77,872      4,945
    Macquarie Atlas Roads Group....................... 15,803     48,383
    Macquarie Group, Ltd.............................. 11,122    573,702
    Magellan Financial Group, Ltd.....................  3,755     61,552
*   Mayne Pharma Group, Ltd...........................  7,102      6,657
    McMillan Shakespeare, Ltd.........................  2,558     23,282

                                     1234

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    McPherson's, Ltd..................................   5,484 $    2,689
    Medibank Pvt, Ltd................................. 119,639    214,429
#*  Metcash, Ltd......................................  75,190     94,416
#   Mineral Resources, Ltd............................   7,657     20,464
#   Monadelphous Group, Ltd...........................   2,454     10,979
#*  Mount Gibson Iron, Ltd............................  33,294      4,390
#   Myer Holdings, Ltd................................  27,869     20,692
#   National Australia Bank, Ltd......................  55,466  1,101,888
#   Navitas, Ltd......................................   9,213     30,723
    New Hope Corp., Ltd...............................   4,695      5,535
*   Newcrest Mining, Ltd..............................  18,278    171,826
    nib holdings, Ltd.................................  20,748     52,909
    Nine Entertainment Co. Holdings, Ltd..............   9,533     11,291
    Northern Star Resources, Ltd......................  28,858     60,845
    Nufarm, Ltd.......................................  10,498     51,493
#   Oil Search, Ltd...................................  38,832    182,483
#   Orica, Ltd........................................  10,007    101,980
    Origin Energy, Ltd................................  55,814    165,189
    Orora, Ltd........................................  40,430     63,131
    OZ Minerals, Ltd..................................  30,048     82,193
    OzForex Group, Ltd................................  11,900     26,454
*   Pacific Brands, Ltd...............................  11,725      6,753
    Pact Group Holdings, Ltd..........................   6,028     21,455
#*  Paladin Energy, Ltd...............................  41,883      6,283
    Panoramic Resources, Ltd..........................   2,242        132
    Peet, Ltd.........................................   8,746      6,522
    Perpetual, Ltd....................................   1,371     40,471
*   Perseus Mining, Ltd...............................  15,258      2,990
    Platinum Asset Management, Ltd....................  10,020     46,384
    Premier Investments, Ltd..........................   5,059     47,568
    Prime Media Group, Ltd............................     500        173
    Programmed Maintenance Services, Ltd..............   4,628      6,646
    Qantas Airways, Ltd...............................  53,379    148,438
    QBE Insurance Group, Ltd..........................   9,534     74,579
*   Ramelius Resources, Ltd...........................  11,028      2,065
    Ramsay Health Care, Ltd...........................   1,882     81,710
    RCR Tomlinson, Ltd................................   8,195     10,546
#   REA Group, Ltd....................................   2,140     81,228
    Recall Holdings, Ltd..............................   3,241     15,227
#   Reckon, Ltd.......................................   5,948      8,809
    Reece, Ltd........................................     443     10,140
#   Regis Resources, Ltd..............................  16,081     26,965
*   Resolute Mining, Ltd..............................  19,030      4,391
    Retail Food Group, Ltd............................   6,440     20,778
    Ridley Corp., Ltd.................................  19,171     20,136
    Rio Tinto, Ltd....................................   4,826    136,285
    SAI Global, Ltd...................................   7,061     20,441
    Sandfire Resources NL.............................   6,712     24,306
    Santos, Ltd.......................................  58,250    133,590
*   Saracen Mineral Holdings, Ltd.....................  69,740     35,411
#   Seek, Ltd.........................................   3,431     35,719
    Select Harvests, Ltd..............................   3,235     12,329
*   Senex Energy, Ltd.................................  26,881      2,919

                                     1235

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
#   Seven Group Holdings, Ltd.........................   6,241 $ 21,149
    Seven West Media, Ltd.............................  60,956   36,304
    SG Fleet Group, Ltd...............................   6,145   16,294
    Sigma Pharmaceuticals, Ltd........................  20,948   12,327
*   Silex Systems, Ltd................................   1,748      475
*   Silver Lake Resources, Ltd........................   2,487      402
#   Sims Metal Management, Ltd........................  12,157   59,309
    Sims Metal Management, Ltd. Sponsored ADR.........     819    3,907
    Sirtex Medical, Ltd...............................     888   23,963
#   Slater & Gordon, Ltd..............................  11,800    5,119
    SMS Management & Technology, Ltd..................   9,090   15,586
    Sonic Healthcare, Ltd.............................   6,362   83,873
*   South32, Ltd......................................  39,731   27,886
*   South32, Ltd. ADR.................................   5,856   19,910
    Southern Cross Media Group, Ltd...................  17,971   14,498
    Spark Infrastructure Group........................  76,760  108,518
*   St Barbara, Ltd...................................  19,408   20,301
    Star Entertainment Group, Ltd. (The)..............  28,783  111,100
    Steadfast Group, Ltd..............................  22,309   23,212
#   STW Communications Group, Ltd.....................  25,450   13,748
    Suncorp Group, Ltd................................  16,489  137,560
*   Sundance Energy Australia, Ltd....................  25,130    2,171
#   Super Retail Group, Ltd...........................   3,025   22,111
    Sydney Airport....................................  19,553   92,073
    Tabcorp Holdings, Ltd.............................  21,919   72,058
    Tassal Group, Ltd.................................   9,649   33,074
    Tatts Group, Ltd..................................  52,580  156,411
    Technology One, Ltd...............................  10,734   36,245
    Telstra Corp., Ltd................................ 100,067  403,205
#*  Ten Network Holdings, Ltd.........................   5,478    4,700
    TFS Corp., Ltd....................................   2,886    2,654
    Thorn Group, Ltd..................................  17,790   25,272
*   Tiger Resources, Ltd..............................  41,785    1,524
    Tox Free Solutions, Ltd...........................   9,194   17,254
    TPG Telecom, Ltd..................................  16,349  117,792
    Transurban Group..................................  40,409  311,540
    Treasury Wine Estates, Ltd........................  26,621  173,263
*   UGL, Ltd..........................................   3,425    5,393
    UXC, Ltd..........................................  25,057   21,517
    Village Roadshow, Ltd.............................   3,334   16,563
*   Virgin Australia Holdings, Ltd....................  53,802   18,785
#   Vocus Communications, Ltd.........................   4,839   27,172
    Wesfarmers, Ltd...................................  19,947  601,861
    Western Areas, Ltd................................  11,117   15,127
    Westpac Banking Corp..............................  19,005  420,890
    Westpac Banking Corp. Sponsored ADR...............  13,060  286,667
#*  Whitehaven Coal, Ltd..............................   5,539    1,647
    Woodside Petroleum, Ltd...........................  43,704  880,826
    Woolworths, Ltd...................................  29,670  515,803

                                     1236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
AUSTRALIA -- (Continued)
#   WorleyParsons, Ltd................................  4,344 $    10,658
                                                              -----------
TOTAL AUSTRALIA.......................................         19,192,237
                                                              -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................     20       1,838
    Andritz AG........................................  4,378     203,570
    Atrium European Real Estate, Ltd..................  7,943      27,333
    Austria Technologie & Systemtechnik AG............  1,591      20,660
    BUWOG AG..........................................    916      18,829
    CA Immobilien Anlagen AG..........................  2,908      49,871
*   Conwert Immobilien Invest SE......................  3,795      53,668
    DO & CO AG........................................    463      47,162
*   Erste Group Bank AG...............................  4,040     116,702
    EVN AG............................................  1,917      21,186
    Flughafen Wien AG.................................    262      23,033
*   IMMOFINANZ AG..................................... 11,977      22,572
    Lenzing AG........................................    689      46,061
    Mayr Melnhof Karton AG............................    425      48,229
    Oesterreichische Post AG..........................  1,586      56,288
    OMV AG............................................ 14,145     364,097
    Palfinger AG......................................    699      19,950
    Porr Ag...........................................    822      22,047
*   Raiffeisen Bank International AG..................  3,107      39,190
    Rosenbauer International AG.......................    124       7,274
    S IMMO AG.........................................  3,770      31,339
    Schoeller-Bleckmann Oilfield Equipment AG.........    340      17,748
    Semperit AG Holding...............................    381      11,389
    Strabag SE........................................    904      22,067
    UNIQA Insurance Group AG..........................  7,456      47,168
#   Verbund AG........................................  5,476      66,202
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  1,109      27,398
    Voestalpine AG....................................  7,304     192,089
    Zumtobel Group AG.................................  1,484      30,799
                                                              -----------
TOTAL AUSTRIA.........................................          1,655,759
                                                              -----------
BELGIUM -- (1.4%)
*   Ablynx NV.........................................  1,745      25,424
    Ackermans & van Haaren NV.........................  1,319     170,898
    Ageas.............................................  8,465     343,771
*   AGFA-Gevaert NV...................................  7,268      31,018
    Anheuser-Busch InBev NV...........................  6,608     831,065
    Anheuser-Busch InBev NV Sponsored ADR.............  5,919     744,847
    Banque Nationale de Belgique......................      8      26,673
    Barco NV..........................................    445      27,946
    Bekaert SA........................................  2,518      81,126
    bpost SA..........................................  4,021      95,390
    Cie d'Entreprises CFE.............................    624      63,939
    Cie Immobiliere de Belgique SA....................     49       2,238
    Colruyt SA........................................  4,508     241,039
    D'ieteren SA......................................  2,070      67,753
    Deceuninck NV.....................................  4,912      11,529
    Delhaize Group....................................  4,921     516,508

                                     1237

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Delhaize Group Sponsored ADR......................  8,036 $  209,900
    Econocom Group SA.................................  4,010     37,597
    Elia System Operator SA...........................  1,281     61,778
    Euronav NV........................................  3,615     42,156
    EVS Broadcast Equipment SA........................    396     12,669
    Exmar NV..........................................  1,452     14,184
    Fagron............................................  1,195      8,915
*   Galapagos NV......................................  2,035    101,407
    Ion Beam Applications.............................    741     24,978
    KBC Groep NV......................................  5,665    324,643
    Kinepolis Group NV................................  1,425     60,365
#   Lotus Bakeries....................................     11     20,801
    Melexis NV........................................    824     41,411
*   Mobistar SA.......................................  2,243     46,613
#*  Nyrstar NV........................................ 14,290     20,968
    Ontex Group NV....................................  1,381     51,180
    Proximus SADP..................................... 11,487    397,074
    Recticel SA.......................................  2,769     15,919
#   Resilux...........................................    110     15,244
    Sioen Industries NV...............................    344      6,210
    Sipef SA..........................................    152      7,988
    Solvay SA.........................................  2,604    215,723
*   Telenet Group Holding NV..........................  3,089    160,795
*   Tessenderlo Chemie NV.............................  1,902     50,370
*   ThromboGenics NV..................................  1,084      3,532
    UCB SA............................................  1,664    142,273
    Umicore SA........................................  6,955    255,703
    Van de Velde NV...................................    285     17,401
                                                              ----------
TOTAL BELGIUM.........................................         5,648,961
                                                              ----------
CANADA -- (6.4%)
#*  5N Plus, Inc......................................  1,597      1,596
    Absolute Software Corp............................  3,100     14,760
    Acadian Timber Corp...............................  1,500     19,263
*   Advantage Oil & Gas, Ltd.......................... 10,330     56,410
    Aecon Group, Inc..................................  3,664     37,950
#   Ag Growth International, Inc......................    500     10,179
    AGF Management, Ltd. Class B......................  4,402     14,800
    Agnico Eagle Mines, Ltd.(008474108)...............  1,200     35,328
    Agnico Eagle Mines, Ltd.(2009823).................  3,798    112,565
    Agrium, Inc.(008916108)...........................  3,206    278,505
    Agrium, Inc.(2213538).............................    700     61,121
    AGT Food & Ingredients, Inc.......................  1,200     30,084
    Aimia, Inc........................................  4,823     32,224
*   Air Canada........................................  4,300     24,095
    AirBoss of America Corp...........................    900     11,436
*   Alacer Gold Corp.................................. 18,102     28,169
*   Alamos Gold, Inc. Class A(011532108)..............  3,503     11,348
    Alamos Gold, Inc. Class A(BZ3DNP6)................ 10,028     32,715
    Alaris Royalty Corp...............................  1,289     21,871
    Algonquin Power & Utilities Corp.................. 13,000    106,717
    Alimentation Couche-Tard, Inc. Class B............  2,770    120,576
#   AltaGas, Ltd......................................  9,400    219,953

                                     1238

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Altus Group, Ltd..................................  1,300 $ 16,555
#*  Amaya, Inc........................................  1,783   19,079
    Andrew Peller, Ltd. Class A.......................  1,600   25,641
    ARC Resources, Ltd................................ 30,464  409,478
*   Argonaut Gold, Inc................................  4,400    3,361
    Atco, Ltd. Class I................................  2,400   66,523
#*  Athabasca Oil Corp................................ 10,900   11,515
*   ATS Automation Tooling Systems, Inc...............  3,050   23,165
*   AuRico Metals, Inc.(05157J108)....................  1,541      664
*   AuRico Metals, Inc.(BYR52G5)......................  4,409    1,825
#   AutoCanada, Inc...................................    600    8,515
#*  Avigilon Corp.....................................  1,000    9,351
#*  B2Gold Corp....................................... 57,760   44,117
#   Badger Daylighting, Ltd...........................  1,600   27,537
#   Bank of Montreal(2076009).........................  7,963  427,566
    Bank of Montreal(063671101).......................  1,698   90,877
    Bank of Nova Scotia (The)(064149107)..............  4,195  171,324
#   Bank of Nova Scotia (The)(2076281)................ 11,479  470,255
*   Bankers Petroleum, Ltd............................ 11,300    7,179
    Barrick Gold Corp................................. 15,492  153,526
    Baytex Energy Corp.(B4VGVM3)......................    821    1,735
    Baytex Energy Corp.(07317Q105)....................  1,700    3,604
    BCE, Inc.(B188TH2)................................  2,614  105,295
    BCE, Inc.(05534B760)..............................  5,779  232,894
#*  Bellatrix Exploration, Ltd.(B580BW5)..............  6,232    7,652
*   Bellatrix Exploration, Ltd.(078314101)............  3,101    3,876
*   Birchcliff Energy, Ltd............................ 10,200   36,624
    Bird Construction, Inc............................  1,100    9,077
    Black Diamond Group, Ltd..........................  1,100    4,499
*   BlackBerry, Ltd.(09228F103).......................  9,987   71,107
#*  BlackBerry, Ltd.(BCBHZ31).........................  7,274   51,872
#*  BlackPearl Resources, Inc......................... 23,979   10,099
*   BNK Petroleum, Inc................................ 16,600    2,844
*   Bombardier, Inc. Class B.......................... 20,205   14,134
    Bonavista Energy Corp............................. 11,800   16,172
    Bonterra Energy Corp..............................  1,943   22,483
*   Boulder Energy, Ltd...............................  1,950    2,185
    Brookfield Asset Management, Inc. Class A......... 19,614  592,087
*   BRP, Inc..........................................  1,887   20,905
    CAE, Inc.(2162760)................................ 13,108  136,891
    CAE, Inc.(124765108)..............................  7,157   74,647
#   Calfrac Well Services, Ltd........................  3,616    3,743
    Cameco Corp.......................................  7,403   89,872
    Canaccord Genuity Group, Inc......................  6,570   23,215
*   Canacol Energy, Ltd............................... 10,859   20,309
#   Canadian Energy Services & Technology Corp........ 10,381   28,974
    Canadian Imperial Bank of Commerce(136069101).....  4,702  304,925
    Canadian Imperial Bank of Commerce(2170525).......  6,315  411,293
    Canadian National Railway Co.(136375102)..........  1,992  106,552
    Canadian National Railway Co.(2180632)............    400   21,686
    Canadian Natural Resources, Ltd................... 15,318  325,661
    Canadian Pacific Railway, Ltd.(13645T100).........  2,197  263,047
    Canadian Pacific Railway, Ltd.(2793115)...........    600   72,125

                                     1239

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Canadian Tire Corp., Ltd. Class A.................  4,399 $358,445
    Canadian Utilities, Ltd. Class A..................  1,100   28,370
#   Canadian Western Bank.............................  3,600   59,002
    Canam Group, Inc..................................  2,600   24,369
#   Canexus Corp......................................  3,600    3,187
*   Canfor Corp.......................................  5,114   57,203
    Canfor Pulp Products, Inc.........................  2,179   15,523
    Canyon Services Group, Inc........................  2,800    8,574
    Capital Power Corp................................  4,887   65,723
    Capstone Infrastructure Corp......................  9,519   32,751
*   Capstone Mining Corp.............................. 19,300    4,891
    Cascades, Inc.....................................  2,800   21,026
    CCL Industries, Inc. Class B......................  1,615  227,684
*   Celestica, Inc.(2263362)..........................  1,222   11,078
*   Celestica, Inc.(15101Q108)........................  2,929   26,537
    Cenovus Energy, Inc.(15135U109)................... 11,681  143,559
    Cenovus Energy, Inc.(B57FG04)..................... 11,741  144,657
    Centerra Gold, Inc................................  6,178   28,136
*   Cequence Energy, Ltd..............................  4,200      869
*   CGI Group, Inc. Class A(39945C109)................  7,506  322,007
*   CGI Group, Inc. Class A(2159740)..................  1,300   55,716
*   China Gold International Resources Corp., Ltd.....  2,390    3,344
    CI Financial Corp.................................  2,400   53,006
    Cineplex, Inc.....................................  1,935   67,543
    Clearwater Seafoods, Inc..........................  1,100    8,967
    Cogeco Communications, Inc........................    300   13,545
    Cogeco, Inc.......................................    529   20,221
*   Colliers International Group, Inc.(194693107).....    816   35,300
    Colliers International Group, Inc.(BYL7SB4).......    900   39,112
    COM DEV International, Ltd........................  7,300   31,995
    Computer Modelling Group, Ltd.....................  3,876   25,731
    Constellation Software, Inc.......................    135   49,147
#*  Copper Mountain Mining Corp....................... 14,100    4,227
#   Corus Entertainment, Inc. Class B.................  5,023   34,887
    Cott Corp.........................................  1,772   18,177
    Crescent Point Energy Corp.(22576C101)............ 11,508  127,738
    Crescent Point Energy Corp.(B67C8W8)..............  2,186   24,237
*   Crew Energy, Inc..................................  7,003   19,296
*   Delphi Energy Corp................................  4,200    2,338
#*  Denison Mines Corp................................ 41,771   19,083
*   Descartes Systems Group, Inc. (The)...............  2,800   49,848
*   Detour Gold Corp..................................  7,646   93,003
    DH Corp...........................................  4,179   93,878
    DHX Media, Ltd....................................  2,228   12,660
    Dollarama, Inc....................................  1,100   59,024
    Dominion Diamond Corp.(B95LX89)...................  1,359   14,503
*   Dominion Diamond Corp.(257287102).................  2,500   26,625
    Dorel Industries, Inc. Class B....................  1,700   33,432
#*  Dundee Precious Metals, Inc.......................  3,100    2,368
    Eldorado Gold Corp................................ 35,599   80,809
    Emera, Inc........................................    700   22,321
    Empire Co., Ltd...................................  5,772  109,103
    Enbridge Income Fund Holdings, Inc................  3,200   66,860

                                     1240

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Enbridge, Inc.(29250N105).........................  6,348 $219,641
    Enbridge, Inc.(2466149)...........................  7,370  255,996
    Encana Corp.(292505104)........................... 40,982  179,091
    Encana Corp.(2793193).............................  7,156   31,415
*   Endeavour Mining Corp.............................  2,728   16,671
#*  Endeavour Silver Corp.............................  3,000    3,726
    EnerCare, Inc.....................................  2,749   31,240
    Enerflex, Ltd.....................................  4,465   40,956
#*  Energy Fuels, Inc.................................    205      483
    Enerplus Corp.(292766102).........................  7,797   24,716
    Enerplus Corp.(B584T89)...........................  3,304   10,472
    Enghouse Systems, Ltd.............................    800   34,326
    Ensign Energy Services, Inc.......................  9,444   44,695
    Equitable Group, Inc..............................  1,000   37,112
*   Essential Energy Services Trust................... 12,100    4,664
    Evertz Technologies, Ltd..........................  3,500   44,222
#   Exchange Income Corp..............................    500    8,523
    Exco Technologies, Ltd............................  2,224   23,162
#   Extendicare, Inc..................................  4,400   28,896
    Fairfax Financial Holdings, Ltd...................    800  411,912
    Fiera Capital Corp................................  1,000    7,595
    Finning International, Inc........................  9,696  123,475
    First Capital Realty, Inc.........................  6,686   89,344
#*  First Majestic Silver Corp.(2833583)..............  5,500   16,489
*   First Majestic Silver Corp.(32076V103)............  1,500    4,485
    First National Financial Corp.....................    700   10,983
    First Quantum Minerals, Ltd....................... 14,728   31,855
*   FirstService Corp.(33767E103).....................    816   31,155
    FirstService Corp.(BYL7ZF7).......................    900   34,364
#   Fortis, Inc.......................................  3,500  101,710
*   Fortuna Silver Mines, Inc.........................  6,100   15,501
    Franco-Nevada Corp................................  1,194   52,667
#   Gamehost, Inc.....................................    900    5,204
#   Genworth MI Canada, Inc...........................  2,636   45,592
    George Weston, Ltd................................  2,100  161,911
    Gibson Energy, Inc................................  4,945   54,819
    Gildan Activewear, Inc.(375916103)................  6,242  157,298
    Gildan Activewear, Inc.(2254645)..................  1,350   34,075
    Gluskin Sheff + Associates, Inc...................  1,900   26,624
    GMP Capital, Inc..................................  1,837    5,324
    Goldcorp, Inc.(380956409).........................  5,976   67,768
    Goldcorp, Inc.(2676302)...........................  4,500   51,267
#*  Golden Star Resources, Ltd........................  2,800      540
*   Gran Tierra Energy, Inc........................... 12,376   28,270
    Granite Oil Corp..................................  1,300    7,349
*   Great Canadian Gaming Corp........................  4,400   56,064
    Great-West Lifeco, Inc............................  2,700   66,917
*   Heroux-Devtek, Inc................................  2,177   19,736
    High Liner Foods, Inc.............................  1,530   16,786
#   Home Capital Group, Inc...........................  1,800   36,953
#   Horizon North Logistics, Inc......................  2,100    2,743
    HudBay Minerals, Inc.(B05BDX1)....................  6,400   12,609
    HudBay Minerals, Inc.(B05BQ98)....................  5,109    9,963

                                     1241

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Hudson's Bay Co...................................  2,700 $ 33,343
#   Husky Energy, Inc................................. 14,380  143,089
*   IAMGOLD Corp.(450913108)..........................  6,499    9,424
*   IAMGOLD Corp.(2446646)............................ 19,800   28,833
    IGM Financial, Inc................................  1,800   46,140
*   IMAX Corp.........................................  2,605   80,911
    Imperial Oil, Ltd.(453038408).....................  4,501  137,776
    Imperial Oil, Ltd.(2454241).......................  1,900   58,252
*   Indigo Books & Music, Inc.........................  1,191   10,627
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  2,002   59,435
#   Innergex Renewable Energy, Inc....................  4,300   35,974
    Intact Financial Corp.............................  1,800  107,931
#   Inter Pipeline, Ltd...............................  8,463  137,133
*   Interfor Corp.....................................  5,385   41,707
    Intertape Polymer Group, Inc......................  1,300   15,033
*   Ithaca Energy, Inc................................ 10,634    3,226
    Jean Coutu Group PJC, Inc. (The) Class A..........  3,100   43,571
    Just Energy Group, Inc.(B693818)..................  3,797   25,250
#   Just Energy Group, Inc.(B63MCN1)..................  2,638   17,531
    K-Bro Linen, Inc..................................    600   21,509
*   Katanga Mining, Ltd............................... 20,369    2,472
*   Kelt Exploration, Ltd.............................    600    1,662
    Keyera Corp.......................................  4,100  112,385
    Killam Apartment Real Estate Investment Trust.....  2,800   21,746
*   Kinross Gold Corp.(496902404)..................... 13,576   22,265
*   Kinross Gold Corp.(B03Z841)....................... 27,433   45,235
*   Kirkland Lake Gold, Inc........................... 11,600   41,319
*   Klondex Mines, Ltd................................  6,099   12,669
*   Knight Therapeutics, Inc..........................    200      967
*   Lake Shore Gold Corp..............................  9,481    8,595
    Laurentian Bank of Canada.........................  1,244   42,358
    Leon's Furniture, Ltd.............................    536    5,314
#*  Lightstream Resources, Ltd........................  8,461    2,053
    Linamar Corp......................................  3,357  130,911
#   Liquor Stores N.A., Ltd...........................  2,065   10,967
    Loblaw Cos., Ltd..................................  2,661  124,960
#   Long Run Exploration, Ltd......................... 10,201    2,330
    Lucara Diamond Corp............................... 11,400   18,717
*   Lundin Mining Corp................................ 19,600   48,549
    MacDonald Dettwiler & Associates, Ltd.............  1,843  114,521
    Magna International, Inc.(559222401)..............  1,596   55,206
    Magna International, Inc.(2554475)................  6,000  208,452
#*  Mainstreet Equity Corp............................    540   11,680
    Major Drilling Group International, Inc...........  6,000   22,871
    Mandalay Resources Corp...........................  2,500    1,392
#   Manitoba Telecom Services, Inc....................  1,300   28,006
    Manulife Financial Corp.(56501R106)............... 12,466  172,779
    Manulife Financial Corp.(2492519)................. 22,166  308,068
    Maple Leaf Foods, Inc.............................  4,392   71,544
    Martinrea International, Inc......................  4,814   32,474
    Medical Facilities Corp...........................  1,300   12,945
*   MEG Energy Corp...................................  7,257   30,097
*   Merus Labs International, Inc.....................  6,924   10,132

                                     1242

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Methanex Corp.(59151K108).........................  3,711 $ 98,416
#   Methanex Corp.(2654416)...........................  2,100   55,974
    Metro, Inc........................................  6,573  194,295
*   Migao Corp........................................  3,700    1,294
*   Mitel Networks Corp...............................  3,400   24,804
    Morneau Shepell, Inc..............................  2,791   29,167
    MTY Food Group, Inc...............................    300    6,617
#   Mullen Group, Ltd.................................  6,889   73,862
    National Bank of Canada........................... 14,399  410,827
    Nevsun Resources, Ltd.(64156L101).................  7,157   19,252
    Nevsun Resources, Ltd.(2631486)...................      8       22
    New Flyer Industries, Inc.........................  2,978   56,716
*   New Gold, Inc..................................... 18,199   44,819
    Newalta Corp......................................  5,580   11,232
    Norbord, Inc......................................    900   15,714
    North American Energy Partners, Inc...............  1,900    3,192
    North West Co., Inc. (The)........................  2,105   45,875
    Northland Power, Inc..............................  3,200   44,406
*   NuVista Energy, Ltd...............................  5,700   18,310
    OceanaGold Corp................................... 37,778   77,934
    Onex Corp.........................................  1,300   77,699
    Open Text Corp....................................  2,501  122,199
    Osisko Gold Royalties, Ltd........................  2,400   24,396
#   Pacific Exploration and Production Corp........... 21,429   12,390
*   Painted Pony Petroleum, Ltd.......................  5,840   17,509
    Pan American Silver Corp..........................  8,111   53,695
*   Paramount Resources, Ltd. Class A.................  1,800    5,910
*   Parex Resources, Inc..............................  6,121   40,329
#   Parkland Fuel Corp................................  1,400   22,186
    Pason Systems, Inc................................  4,701   60,168
    Pembina Pipeline Corp.............................  4,435  100,852
#   Pengrowth Energy Corp............................. 18,588   15,524
    Penn West Petroleum, Ltd.(707887105).............. 14,206   10,441
#   Penn West Petroleum, Ltd.(B63FY34)................ 12,096    8,721
*   Performance Sports Group, Ltd.....................    925    6,603
    Peyto Exploration & Development Corp..............  2,442   52,527
#   PHX Energy Services Corp..........................  2,100    2,249
#   Pizza Pizza Royalty Corp..........................    856    7,736
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  9,259  150,922
    Potash Corp. of Saskatchewan, Inc.(2696980).......  8,237  134,294
    Precision Drilling Corp.(74022D308)............... 12,221   41,551
    Precision Drilling Corp.(B5YPLH9)................. 10,033   34,162
    Premium Brands Holdings Corp......................  1,600   47,969
#*  Primero Mining Corp...............................  7,744   19,292
    Progressive Waste Solutions, Ltd.(74339G101)......  4,000  112,680
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  2,143   60,256
    Quebecor, Inc. Class B............................  1,300   32,943
*   Questerre Energy Corp. Class A....................  7,500      937
    Reitmans Canada, Ltd. Class A.....................    700    1,999
    Richelieu Hardware, Ltd...........................    851   41,089
    Ritchie Bros Auctioneers, Inc.....................  1,800   41,091
*   RMP Energy, Inc...................................  7,100    7,704
    Rogers Communications, Inc. Class B............... 12,677  433,427

                                     1243

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
#   Rogers Sugar, Inc.................................  5,600 $   16,709
    RONA, Inc.........................................  2,559     22,468
    Royal Bank of Canada(780087102)................... 15,119    774,698
    Royal Bank of Canada(2754383)..................... 20,704  1,072,222
#   Russel Metals, Inc................................  2,600     29,176
#*  Sandstorm Gold, Ltd...............................  3,900      8,881
    Sandvine Corp.....................................  9,200     22,854
    Saputo, Inc.......................................  3,625     89,014
#   Savanna Energy Services Corp......................  4,268      3,625
#*  Sears Canada, Inc.................................    100        439
    Secure Energy Services, Inc.......................  4,900     26,198
*   SEMAFO, Inc....................................... 18,300     45,721
    Shaw Communications, Inc. Class B(82028K200)......  7,734    133,644
#   Shaw Communications, Inc. Class B(2801836)........  1,951     33,772
    ShawCor, Ltd......................................  2,100     45,346
    Sherritt International Corp....................... 10,000      4,997
    Sienna Senior Living, Inc.........................  1,738     19,850
#*  Sierra Wireless, Inc..............................    995     14,865
*   Silver Standard Resources, Inc.(82823L106)........  2,600     11,336
*   Silver Standard Resources, Inc.(2218458)..........  3,100     13,498
    Silver Wheaton Corp...............................  4,799     56,436
    SNC-Lavalin Group, Inc............................  4,949    141,486
#   Sprott, Inc.......................................  9,600     13,157
    Stantec, Inc.(85472N109)..........................  2,009     48,899
    Stantec, Inc.(2854238)............................  1,758     42,843
    Stella-Jones, Inc.................................  2,000     60,433
    Stuart Olson, Inc.................................  1,000      3,905
#   Student Transportation, Inc.......................  2,312      8,169
    Sun Life Financial, Inc.(866796105)...............  4,997    142,414
#   Sun Life Financial, Inc.(2566124).................  3,599    103,225
    Suncor Energy, Inc.(867224107).................... 12,373    291,384
    Suncor Energy, Inc.(B3NB1P2)...................... 14,330    339,403
*   SunOpta, Inc.(2817510)............................  3,100     18,367
*   SunOpta, Inc.(8676EP108)..........................  3,796     22,472
    Superior Plus Corp................................  8,071     60,090
#   Surge Energy, Inc................................. 22,900     36,126
    Tahoe Resources, Inc..............................  3,076     23,839
*   Taseko Mines, Ltd.................................  5,100      1,929
    Teck Resources, Ltd. Class B(878742204)........... 14,231     53,082
#   Teck Resources, Ltd. Class B(2879327).............  1,399      5,223
    TELUS Corp........................................  4,708    130,966
*   Tembec, Inc.......................................    500        332
*   Teranga Gold Corp................................. 21,700      6,196
*   Thompson Creek Metals Co., Inc....................  7,800      1,225
    Thomson Reuters Corp.(2126067)....................  2,793    104,458
    Thomson Reuters Corp.(2889371)....................  2,276     85,133
    TMX Group, Ltd....................................    800     23,219
    TORC Oil & Gas, Ltd...............................  6,683     25,856
    Toromont Industries, Ltd..........................  2,500     50,789
    Toronto-Dominion Bank (The)(891160509)............ 10,509    397,661
    Toronto-Dominion Bank (The)(2897222).............. 24,340    923,457
    Torstar Corp. Class B.............................  1,400      2,338
    Total Energy Services, Inc........................  1,800     18,438

                                     1244

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
*   Tourmaline Oil Corp...............................  9,093 $   181,291
    TransAlta Corp.(89346D107)........................ 15,646      54,605
    TransAlta Corp.(2901628)..........................  4,800      16,858
#   TransAlta Renewables, Inc.........................  2,700      19,235
    TransCanada Corp.(89353D107)......................  6,715     232,070
    TransCanada Corp.(2665184)........................  6,000     208,366
    Transcontinental, Inc. Class A....................  5,200      68,447
    TransForce, Inc...................................  4,257      63,814
#   TransGlobe Energy Corp............................  3,755       5,361
#*  Trilogy Energy Corp...............................  2,561       6,472
    Trinidad Drilling, Ltd............................  9,958      13,932
    Uni-Select, Inc...................................  1,300      56,235
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................    899      81,108
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  1,798     165,566
#   Valener, Inc......................................  1,900      26,040
#   Veresen, Inc......................................  6,700      38,165
    Vermilion Energy, Inc.(923725105).................  3,401      91,045
#   Vermilion Energy, Inc.(B607XS1)...................    767      20,510
#   Wajax Corp........................................    900      10,016
    West Fraser Timber Co., Ltd.......................  2,600      89,364
    Western Energy Services Corp......................  3,100       8,232
    Western Forest Products, Inc...................... 13,082      19,517
    Westjet Airlines, Ltd.............................  1,100      14,856
    Westshore Terminals Investment Corp...............  2,900      27,139
    Whistler Blackcomb Holdings, Inc..................    791      12,642
#   Whitecap Resources, Inc........................... 12,186      66,632
    Wi-Lan, Inc.......................................  9,000       9,894
    Winpak, Ltd.......................................  1,011      32,324
    WSP Global, Inc...................................  2,900      83,342
*   Xtreme Drilling & Coil Services Corp..............    500         596
    Yamana Gold, Inc.(98462Y100)...................... 10,704      18,197
    Yamana Gold, Inc.(2219279)........................ 25,168      43,297
*   Yellow Pages, Ltd.................................  1,347      15,288
                                                              -----------
TOTAL CANADA..........................................         25,362,024
                                                              -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc............................  2,300         212
                                                              -----------
DENMARK -- (2.0%)
    ALK-Abello A.S....................................     90      12,452
    Alm Brand A.S.....................................  7,943      53,206
#   Ambu A.S. Class B.................................  1,528      47,419
    AP Moeller - Maersk A.S. Class A..................     74      93,534
    AP Moeller - Maersk A.S. Class B..................    144     185,274
#*  Bang & Olufsen A.S................................  1,307      13,787
    Carlsberg A.S. Class B............................  4,002     337,399
    Chr Hansen Holding A.S............................  4,228     258,868
    Coloplast A.S. Class B............................  2,099     172,324
#*  D/S Norden A.S....................................    884      11,786
    Danske Bank A.S................................... 14,047     378,025
    DFDS A.S..........................................  1,845      65,474
    DSV A.S...........................................  4,940     192,247
#   FLSmidth & Co. A.S................................  2,356      82,629

                                     1245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
DENMARK -- (Continued)
*   Genmab A.S........................................  1,512 $  189,872
    GN Store Nord A.S.................................  4,707     88,121
*   H Lundbeck A.S....................................  2,698     87,633
    IC Group A.S......................................    435     14,027
    ISS A.S...........................................  3,568    126,140
*   Jeudan A.S........................................    126     13,622
    Matas A.S.........................................    965     18,236
    NKT Holding A.S...................................  1,148     63,817
    Novo Nordisk A.S. Class B......................... 37,976  2,121,659
    Novo Nordisk A.S. Sponsored ADR................... 14,665    819,334
    Novozymes A.S. Class B............................  9,111    380,286
    Pandora A.S.......................................  4,736    633,608
    PER Aarsleff A.S. Class B.........................    176     53,962
    Ringkjoebing Landbobank A.S.......................    186     38,681
    Rockwool International A.S. Class B...............    168     25,452
    Royal Unibrew A.S.................................  2,130     89,308
    Schouw & Co.......................................  1,062     62,743
    SimCorp A.S.......................................  2,132    104,604
    Solar A.S. Class B................................    372     21,017
    Spar Nord Bank A.S................................  5,069     41,715
    Sydbank A.S.......................................  1,413     41,259
    TDC A.S........................................... 38,120    163,704
*   TK Development A.S................................  6,708      7,019
*   Topdanmark A.S....................................  4,158    105,666
    Tryg A.S..........................................  1,965     37,573
    United International Enterprises..................     46      6,624
    Vestas Wind Systems A.S...........................  6,211    406,412
*   William Demant Holding A.S........................  1,182    104,194
                                                              ----------
TOTAL DENMARK.........................................         7,770,712
                                                              ----------
FINLAND -- (1.5%)
    Ahlstrom Oyj......................................    715      5,822
    Alma Media Oyj....................................  1,118      4,123
    Amer Sports Oyj...................................  6,921    189,437
    Atria Oyj.........................................    677      6,541
#   BasWare Oyj.......................................    629     22,177
    Cargotec Oyj Class B..............................  2,527     80,554
    Caverion Corp.....................................  5,205     49,595
    Citycon Oyj....................................... 13,512     32,246
    Cramo Oyj.........................................    704     13,540
    Elisa Oyj.........................................  5,566    201,596
    F-Secure Oyj......................................  5,286     14,447
*   Finnair Oyj.......................................  5,199     27,869
    Fiskars Oyj Abp...................................  2,051     39,715
    Fortum Oyj........................................ 13,034    204,953
    HKScan Oyj Class A................................  1,428      5,449
    Huhtamaki Oyj.....................................  4,832    170,809
    Kemira Oyj........................................  7,513     85,116
#   Kesko Oyj Class A.................................    985     37,238
    Kesko Oyj Class B.................................  4,642    186,238
#   Kone Oyj Class B.................................. 11,865    521,516
#   Konecranes Oyj....................................  1,777     39,436
    Lassila & Tikanoja Oyj............................  2,236     41,987

                                     1246

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
*   Lemminkainen Oyj..................................     71 $    1,000
    Metsa Board Oyj................................... 12,945     86,569
    Metso Oyj.........................................  6,557    135,297
    Munksjo Oyj.......................................    394      3,385
    Neste Oyj......................................... 12,791    400,733
    Nokia Oyj(5902941)................................ 33,661    242,476
    Nokia Oyj(5946455)................................  4,241     30,322
    Nokia Oyj Sponsored ADR........................... 49,629    357,329
    Nokian Renkaat Oyj................................  7,243    246,264
    Olvi Oyj Class A..................................    837     20,193
*   Oriola-KD Oyj Class B.............................  4,703     21,375
    Orion Oyj Class A.................................    822     26,545
    Orion Oyj Class B.................................  5,203    171,658
#*  Outokumpu Oyj.....................................  9,606     23,616
#   Outotec Oyj.......................................  6,732     26,451
#   PKC Group Oyj.....................................  1,567     24,333
*   Poyry Oyj.........................................    706      2,678
    Raisio Oyj Class V................................  7,663     34,218
    Ramirent Oyj......................................  4,086     27,313
    Sampo Oyj Class A.................................  8,221    398,096
#   Sanoma Oyj........................................  2,591     11,971
#*  Stockmann Oyj Abp Class B.........................  2,314     17,778
    Stora Enso Oyj Class R............................ 40,972    333,911
    Technopolis Oyj...................................  3,759     14,850
    Teleste Oyj.......................................  1,086     10,220
    Tieto Oyj.........................................  1,835     49,403
    Tikkurila Oyj.....................................  1,578     26,763
    UPM-Kymmene Oyj................................... 37,373    609,061
    Uponor Oyj........................................  1,353     20,817
    Vaisala Oyj Class A...............................     69      1,785
    Valmet Oyj........................................  4,261     42,362
    Wartsila Oyj Abp..................................  8,044    361,315
    YIT Oyj...........................................  2,419     12,887
                                                              ----------
TOTAL FINLAND.........................................         5,773,378
                                                              ----------
FRANCE -- (8.8%)
    Accor SA..........................................  6,942    263,645
    Aeroports de Paris................................    921    104,331
*   Air France-KLM....................................  8,068     64,784
    Air Liquide SA....................................  9,604    993,175
    Airbus Group SE................................... 20,960  1,318,301
    Akka Technologies.................................    336      9,666
    Albioma SA........................................  1,225     17,235
#*  Alstom SA.........................................  6,989    187,540
    Alten SA..........................................  1,283     72,217
    Altran Technologies SA............................  7,167     90,509
    April SA..........................................    564      7,492
    Arkema SA.........................................  4,378    273,454
    Atos SE...........................................  5,079    401,513
    AXA SA............................................ 54,337  1,342,816
    AXA SA Sponsored ADR..............................  2,900     71,340
    Axway Software SA.................................    228      5,756
    Beneteau SA.......................................  1,571     19,086

                                     1247

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    BioMerieux........................................    494 $   62,124
    BNP Paribas SA.................................... 29,667  1,405,379
    Boiron SA.........................................    269     20,280
    Bollore SA........................................ 18,567     74,935
    Bonduelle SCA.....................................  1,054     27,398
    Bouygues SA.......................................  8,873    347,326
    Bureau Veritas SA................................. 11,414    217,443
    Cap Gemini SA.....................................  4,094    374,113
#   Carrefour SA...................................... 24,025    683,771
#   Casino Guichard Perrachon SA......................  2,821    127,873
*   Cegedim SA........................................    320      9,557
    Cegid Group SA....................................    638     34,629
#   CGG SA Sponsored ADR..............................  5,600      5,544
    Chargeurs SA......................................  1,125     10,344
    Christian Dior SE.................................  1,847    312,377
    Cie de Saint-Gobain............................... 12,814    528,120
    Cie des Alpes.....................................    550      8,382
    Cie Generale des Etablissements Michelin.......... 12,332  1,125,089
    CNP Assurances....................................  3,094     41,375
*   Coface SA.........................................  1,840     15,091
    Credit Agricole SA................................ 18,054    180,162
    Danone SA......................................... 10,516    724,293
    Dassault Systemes.................................  1,728    133,563
    Dassault Systemes ADR.............................  1,000     77,089
*   Derichebourg SA...................................  4,522     14,327
    Devoteam SA.......................................    372     13,785
    Edenred...........................................  9,866    185,627
    Eiffage SA........................................  2,882    197,926
    Electricite de France SA..........................  2,758     36,065
    Elior.............................................  1,735     34,859
    Engie SA.......................................... 37,769    602,626
    Essilor International SA..........................  7,445    923,640
*   Esso SA Francaise.................................    299     14,267
#*  Etablissements Maurel et Prom.....................  4,987     14,883
    Euler Hermes Group................................    327     27,963
    Eurofins Scientific SE............................    426    139,755
    Euronext NV.......................................  1,112     53,906
    Eutelsat Communications SA........................  7,899    255,292
    Faiveley Transport SA.............................     99      9,871
    Faurecia..........................................  3,563    129,422
    Fimalac...........................................    138     11,521
*   Futuren SA........................................    478        265
#*  GameLoft SE.......................................  5,109     28,041
    Gaztransport Et Technigaz SA......................    415     15,518
    GL Events.........................................    729     12,727
    Groupe Crit.......................................    204     11,091
    Groupe Eurotunnel SE.............................. 11,668    134,080
*   Groupe Fnac SA....................................    574     32,924
    Guerbet...........................................    390     31,991
    Haulotte Group SA.................................    105      1,575
    Havas SA..........................................  1,598     12,733
    Hermes International..............................    441    150,034
    Iliad SA..........................................    517    129,642

                                     1248

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Imerys SA.........................................  2,399 $  148,464
    Ingenico Group SA.................................  2,584    305,028
    Interparfums SA...................................    511     12,328
    Ipsen SA..........................................  1,400     80,695
    IPSOS.............................................  2,411     49,442
    Jacquet Metal Service.............................  1,384     18,744
    JCDecaux SA.......................................  2,368     93,243
    Kering............................................  2,978    501,860
    Korian SA.........................................  2,058     69,644
    L'Oreal SA........................................  6,272  1,072,040
    Lagardere SCA.....................................  7,852    223,137
*   Le Noble Age......................................    374      9,698
    Lectra............................................  2,717     34,780
    Legrand SA........................................  9,815    540,616
    Linedata Services.................................    313     11,002
    LISI..............................................  1,050     25,724
    LVMH Moet Hennessy Louis Vuitton SE...............  7,724  1,242,378
    Maisons France Confort SA.........................    226      9,674
    Manitou BF SA.....................................    582     10,394
    Mersen............................................    738     10,712
    Metropole Television SA...........................  3,017     48,099
    MGI Coutier.......................................  1,450     26,423
    Natixis SA........................................ 34,914    170,820
*   Naturex...........................................    359     27,973
#   Neopost SA........................................  1,054     25,225
*   Nexans SA.........................................  2,304     88,229
    Nexity SA.........................................  1,680     76,037
*   NRJ Group.........................................  2,272     23,824
    Numericable-SFR SAS...............................    305     12,110
#   Oeneo SA..........................................  3,040     23,362
    Orange SA......................................... 44,704    793,748
    Orange SA Sponsored ADR...........................  5,900    104,253
    Orpea.............................................  1,505    119,135
    Pernod Ricard SA..................................  3,232    378,252
*   Peugeot SA........................................ 24,806    368,859
*   Pierre & Vacances SA..............................    625     19,569
    Plastic Omnium SA.................................  3,807    124,305
    Publicis Groupe SA................................  6,656    399,262
#   Rallye SA.........................................  1,419     21,717
    Renault SA........................................  8,740    741,614
    Rexel SA.......................................... 10,923    129,358
    Rubis SCA.........................................  1,805    135,044
    Safran SA.........................................  6,593    427,111
    Saft Groupe SA....................................  1,686     44,070
    Samse SA..........................................      4        485
    Sanofi............................................  9,893    822,708
    Sartorius Stedim Biotech..........................    117     42,669
    Savencia SA.......................................    214     13,565
    Schneider Electric SE(B11BPS1)....................    278     14,840
    Schneider Electric SE(4834108).................... 12,325    657,610
    SCOR SE...........................................  8,577    298,979
    SEB SA............................................  1,533    149,669
#*  Sequana SA........................................    986      3,384

                                     1249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
FRANCE -- (Continued)
    SES SA............................................  8,923 $   233,314
    Societe BIC SA....................................  1,286     209,446
    Societe Generale SA............................... 17,746     676,967
    Societe Television Francaise 1....................  2,666      29,983
    Sodexo SA.........................................  2,178     213,310
#*  SOITEC............................................ 17,198      10,077
#*  Solocal Group.....................................  2,292      15,511
    Somfy SA..........................................     41      13,982
    Sopra Steria Group................................    853      92,464
*   Stallergenes Greer P.L.C..........................    162       4,834
*   Ste Industrielle d'Aviation Latecoere SA..........  5,488      21,630
    Stef SA...........................................    339      22,536
    STMicroelectronics NV(5962332).................... 28,215     184,331
    STMicroelectronics NV(2430025)....................  8,829      57,565
    Suez Environnement Co............................. 15,842     293,671
    Synergie SA.......................................    669      17,514
    Tarkett SA........................................    953      25,325
    Technicolor SA.................................... 13,505      95,971
    Technip SA........................................  6,117     285,019
    Teleperformance...................................  2,961     246,697
    Tessi SA..........................................     91      13,225
    Thales SA.........................................  5,089     387,348
#   Thermador Groupe..................................    126      11,826
    Total Gabon.......................................     24       3,498
    Total SA.......................................... 50,514   2,243,877
#   Total SA Sponsored ADR............................  8,500     376,720
    Trigano SA........................................  1,235      77,986
*   UBISOFT Entertainment.............................  6,818     187,275
    Valeo SA..........................................  5,318     691,012
#   Vallourec SA......................................  5,013      21,994
#*  Valneva SE........................................    115         406
    Veolia Environnement SA........................... 24,398     588,214
    Veolia Environnement SA ADR.......................  1,059      25,384
    Vicat SA..........................................    714      38,571
    VIEL & Cie SA.....................................    300       1,074
    Vilmorin & Cie SA.................................    155      10,943
    Vinci SA.......................................... 12,733     862,625
    Virbac SA.........................................    170      31,231
#   Vivendi SA........................................ 21,279     462,599
*   Worldline SA......................................    474      11,205
    Zodiac Aerospace..................................  5,594     116,652
                                                              -----------
TOTAL FRANCE..........................................         34,731,196
                                                              -----------
GERMANY -- (6.4%)
    Aareal Bank AG....................................  3,892     106,507
    Adidas AG.........................................  7,418     763,851
*   ADVA Optical Networking SE........................  1,788      16,881
#*  AIXTRON SE........................................  8,041      29,093
    Allianz SE........................................  8,005   1,295,500
    Allianz SE Sponsored ADR.......................... 10,000     162,000
    Amadeus Fire AG...................................    211      15,189
    Aurubis AG........................................  2,392      97,523
    Axel Springer SE..................................  2,504     130,389

                                     1250

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
    BASF SE........................................... 15,630 $1,041,789
    Bauer AG..........................................    657     10,068
    Bayer AG..........................................  3,056    343,941
    Bayerische Motoren Werke AG....................... 11,709    975,185
#   BayWa AG..........................................    820     24,015
    Bechtle AG........................................    976     86,165
    Beiersdorf AG.....................................  2,841    262,207
#   Bertrandt AG......................................    374     41,398
    Bijou Brigitte AG.................................    249     15,095
#   Bilfinger SE......................................  2,008     88,635
    Biotest AG........................................    333      5,458
    Borussia Dortmund GmbH & Co. KGaA.................  5,615     23,996
    Brenntag AG.......................................  6,653    326,447
    CANCOM SE.........................................    527     23,275
    Carl Zeiss Meditec AG.............................  1,463     43,247
    Cewe Stiftung & Co. KGAA..........................    374     19,874
    Comdirect Bank AG.................................  2,270     24,940
*   Commerzbank AG.................................... 19,927    161,933
    CompuGroup Medical AG.............................  1,589     63,906
*   Constantin Medien AG..............................  3,713      7,694
    Continental AG....................................  3,052    640,454
*   CropEnergies AG...................................  1,674      7,544
    CTS Eventim AG & Co. KGaA.........................  1,413     51,979
    Daimler AG........................................ 23,667  1,657,015
    Delticom AG.......................................     86      1,690
    Deutsche Bank AG(D18190898)....................... 16,279    291,231
    Deutsche Bank AG(5750355).........................  7,315    131,092
    Deutsche Boerse AG................................  3,237    276,222
*   Deutsche Lufthansa AG.............................  9,000    131,973
    Deutsche Post AG.................................. 20,874    505,919
    Deutsche Telekom AG............................... 64,701  1,126,630
    Deutsche Telekom AG Sponsored ADR.................  6,013    104,746
*   Deutsche Wohnen AG................................ 12,888    328,106
    Deutz AG..........................................  4,780     15,560
*   Dialog Semiconductor P.L.C........................  2,787     85,263
    DIC Asset AG......................................  2,716     26,390
    DMG Mori AG.......................................  2,712    108,423
#   Drillisch AG......................................  2,194     90,272
    Duerr AG..........................................  1,262     85,456
    E.ON SE........................................... 27,008    276,746
    Elmos Semiconductor AG............................  1,078     16,425
    ElringKlinger AG..................................  1,506     38,092
*   Evotec AG.........................................  6,271     23,441
    Fielmann AG.......................................  1,324     99,898
    Fraport AG Frankfurt Airport Services Worldwide...  1,504     91,220
    Freenet AG........................................  5,218    162,269
    Fresenius Medical Care AG & Co. KGaA..............  5,219    463,503
    Fresenius Medical Care AG & Co. KGaA ADR..........  7,913    352,049
    Fresenius SE & Co. KGaA........................... 13,436    891,584
    Fuchs Petrolub SE.................................  1,726     61,090
    GEA Group AG......................................  3,665    153,758
    Gerresheimer AG...................................  1,582    112,401
#   Gerry Weber International AG......................    992     13,262

                                     1251

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Gesco AG..........................................    211 $ 15,590
    GFK SE............................................    679   20,624
    GFT Technologies SE...............................  1,964   58,817
    Grammer AG........................................    916   26,917
    Grenkeleasing AG..................................    342   65,811
*   H&R AG............................................     95      913
    Hamburger Hafen und Logistik AG...................    465    6,462
    Hannover Rueck SE.................................  1,987  209,127
    HeidelbergCement AG...............................  4,214  310,417
#*  Heidelberger Druckmaschinen AG.................... 14,937   29,651
    Henkel AG & Co. KGaA..............................  1,387  127,895
    Hochtief AG.......................................  1,447  132,903
    Hornbach Baumarkt AG..............................    298    8,288
    Hugo Boss AG......................................  2,596  206,752
    Indus Holding AG..................................  1,216   55,536
    Infineon Technologies AG.......................... 16,198  216,753
    Infineon Technologies AG ADR......................  7,164   96,284
    Jenoptik AG.......................................  3,400   45,829
    K+S AG............................................  8,186  173,056
    KION Group AG.....................................  3,894  192,233
#   Kloeckner & Co. SE................................  7,419   64,299
*   Koenig & Bauer AG.................................  1,108   33,701
#*  Kontron AG........................................  4,419   15,922
    Krones AG.........................................    579   62,424
#   KUKA AG...........................................  1,177   90,489
    KWS Saat SE.......................................    115   32,013
    Lanxess AG........................................  4,658  192,315
    LEG Immobilien AG.................................  2,012  163,319
    Leoni AG..........................................  1,659   57,928
    Linde AG..........................................  3,075  418,431
#   LPKF Laser & Electronics AG.......................  1,858   13,652
    MAN SE............................................    361   36,477
#*  Manz AG...........................................    207    6,706
    Merck KGaA........................................  2,074  180,588
    Metro AG.......................................... 13,159  372,863
    MLP AG............................................  4,129   13,605
    MTU Aero Engines AG...............................  2,916  267,722
    Muenchener Rueckversicherungs-Gesellschaft AG.....  3,532  680,515
    Nemetschek AG.....................................    996   45,716
*   Nordex SE.........................................  2,066   66,962
    Norma Group SE....................................  1,455   72,886
    Osram Licht AG....................................  2,726  121,720
*   Patrizia Immobilien AG............................  2,488   63,602
    Pfeiffer Vacuum Technology AG.....................    466   42,934
    PNE Wind AG.......................................  7,350   14,878
    ProSiebenSat.1 Media SE...........................  4,426  221,140
    Puma SE...........................................    191   38,617
*   QIAGEN NV.........................................  2,311   52,483
#   QSC AG............................................  4,612    7,459
#   R Stahl AG........................................    392   12,830
    Rational AG.......................................    165   73,995
    Rheinmetall AG....................................  1,788  127,752
    RHOEN-KLINIKUM AG.................................  2,156   62,612

                                     1252

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
    RTL Group SA......................................   1,247 $   101,005
    RWE AG............................................  18,215     255,147
    SAF-Holland SA....................................   1,934      22,393
    Salzgitter AG.....................................   1,151      24,585
    SAP SE............................................   7,505     598,035
#   SAP SE Sponsored ADR..............................   9,962     794,968
#   Schaltbau Holding AG..............................     344      19,034
#*  SGL Carbon SE.....................................   1,231      12,571
    SHW AG............................................     515      12,457
    Siemens AG........................................   9,128     874,916
    Siemens AG Sponsored ADR..........................   2,787     267,329
    Sixt SE...........................................     979      45,456
#*  SMA Solar Technology AG...........................     500      24,686
    Software AG.......................................   2,593      87,725
    Stada Arzneimittel AG.............................   3,380     117,099
#   Stroeer SE........................................   1,675      98,573
    Suedzucker AG.....................................   2,341      35,411
*   Suess MicroTec AG.................................   1,680      16,262
#   Surteco SE........................................     830      17,941
    Symrise AG........................................   7,743     502,128
#   TAG Immobilien AG.................................   5,248      61,781
    Takkt AG..........................................   1,819      33,778
*   Talanx AG.........................................   3,102      89,629
    Telefonica Deutschland Holding AG.................  15,693      77,839
    ThyssenKrupp AG...................................  12,532     193,635
    United Internet AG................................   3,404     176,169
    Vonovia SE........................................   9,874     300,954
*   Vossloh AG........................................     284      16,282
    VTG AG............................................     506      14,438
#   Wacker Chemie AG..................................   1,150      84,175
    Wacker Neuson SE..................................   1,285      18,191
    Washtec AG........................................     816      24,202
*   Wincor Nixdorf AG.................................     165       8,367
    Wirecard AG.......................................     321      16,233
    XING AG...........................................     154      29,496
    Zeal Network SE...................................     389      14,170
                                                               -----------
TOTAL GERMANY.........................................          25,443,377
                                                               -----------
HONG KONG -- (2.0%)
    AIA Group, Ltd.................................... 100,400     558,821
    Allied Properties HK, Ltd.........................  48,000       8,194
    APT Satellite Holdings, Ltd.......................  29,250      21,409
    Asia Satellite Telecommunications Holdings, Ltd...   3,000       3,828
#   ASM Pacific Technology, Ltd.......................   8,100      58,978
#   Associated International Hotels, Ltd..............   4,000      10,277
#   Bank of East Asia, Ltd. (The).....................  26,778      78,540
    BOC Hong Kong Holdings, Ltd.......................  76,000     202,814
#   Brightoil Petroleum Holdings, Ltd.................  83,000      24,672
#   Cafe de Coral Holdings, Ltd.......................  16,000      44,049
    Cathay Pacific Airways, Ltd.......................  79,000     124,683
    Cheung Kong Infrastructure Holdings, Ltd..........   8,000      75,295
    Cheung Kong Property Holdings, Ltd................  43,204     233,618
#   Chow Sang Sang Holdings International, Ltd........  24,000      35,984

                                     1253

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
#   Chow Tai Fook Jewellery Group, Ltd................    14,200 $  8,278
    CITIC Telecom International Holdings, Ltd.........    88,000   30,497
    CK Hutchison Holdings, Ltd........................    40,204  503,119
    CK Life Sciences Int'l Holdings, Inc..............   286,000   22,646
    CLP Holdings, Ltd.................................    37,500  314,037
    CSI Properties, Ltd...............................   340,000    9,277
#   Dah Sing Banking Group, Ltd.......................    13,600   21,485
    Dah Sing Financial Holdings, Ltd..................    12,000   56,251
    Dickson Concepts International, Ltd...............     6,500    1,911
    Emperor International Holdings, Ltd...............   140,000   22,455
#   Esprit Holdings, Ltd..............................    60,900   62,972
    Fairwood Holdings, Ltd............................     4,500   13,122
    Far East Consortium International, Ltd............    64,000   20,570
    FIH Mobile, Ltd...................................   142,000   50,815
    First Pacific Co., Ltd............................   172,000  119,265
    G-Resources Group, Ltd............................ 1,481,400   34,907
    Galaxy Entertainment Group, Ltd...................    18,000   56,786
    Genting Hong Kong, Ltd............................    96,000   32,822
    Giordano International, Ltd.......................    70,000   27,985
*   Global Brands Group Holding, Ltd..................   297,360   45,274
    Glorious Sun Enterprises, Ltd.....................    14,000    1,811
*   Goldin Financial Holdings, Ltd....................    14,000   15,091
#   Guotai Junan International Holdings, Ltd..........   115,000   30,517
    Haitong International Securities Group, Ltd.......    71,604   35,834
    Hang Lung Group, Ltd..............................    21,000   58,017
    Hang Lung Properties, Ltd.........................    27,000   50,014
    Hang Seng Bank, Ltd...............................    12,700  211,335
    Hanison Construction Holdings, Ltd................    11,871    1,668
    Harbour Centre Development, Ltd...................     2,000    3,369
    Henderson Land Development Co., Ltd...............    38,227  208,721
    HK Electric Investments & HK Electric
      Investments, Ltd................................    29,500   23,090
    HKR International, Ltd............................    48,800   20,656
    HKT Trust & HKT, Ltd..............................   108,000  142,351
    Hong Kong & China Gas Co., Ltd....................   104,105  183,788
    Hong Kong Aircraft Engineering Co., Ltd...........     2,800   17,800
#   Hong Kong Exchanges and Clearing, Ltd.............    18,600  413,640
    Hongkong & Shanghai Hotels (The)..................    18,500   18,586
    Hongkong Chinese, Ltd.............................    58,000    8,923
    Hopewell Holdings, Ltd............................    15,500   47,038
#   Hsin Chong Construction Group, Ltd................   110,000    9,838
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................    76,000   23,965
    Hysan Development Co., Ltd........................    26,000  101,245
    Johnson Electric Holdings, Ltd....................    10,500   31,129
    Kerry Logistics Network, Ltd......................    32,000   44,293
    Kerry Properties, Ltd.............................    36,000   82,853
#*  Kingston Financial Group, Ltd.....................    96,000   29,488
    Kowloon Development Co., Ltd......................    20,000   16,308
    L'Occitane International SA.......................    20,500   35,861
    Lai Sun Development Co., Ltd......................   659,000    8,193
    Li & Fung, Ltd....................................   355,360  204,419
    Lifestyle International Holdings, Ltd.............    21,000   25,916
#   Luk Fook Holdings International, Ltd..............    25,000   46,190
#*  Macau Legend Development, Ltd.....................   228,000   29,508

                                     1254

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
    Man Wah Holdings, Ltd.............................  35,200 $ 38,294
    Melco Crown Entertainment, Ltd. ADR...............   1,858   28,316
#   Melco International Development, Ltd..............  24,000   29,102
    MGM China Holdings, Ltd...........................  12,000   14,508
#*  Midland Holdings, Ltd.............................  18,000    6,000
    MTR Corp., Ltd....................................  15,051   68,338
#   NagaCorp, Ltd.....................................  66,000   40,220
    New World Development Co., Ltd....................  55,914   45,700
#   Newocean Energy Holdings, Ltd.....................  50,000   16,880
    NWS Holdings, Ltd.................................  66,768  100,414
    Orient Overseas International, Ltd................  11,000   40,977
#   Pacific Basin Shipping, Ltd.......................  62,000   11,320
    Pacific Textiles Holdings, Ltd....................  20,000   29,315
    PCCW, Ltd......................................... 101,000   60,716
    Pico Far East Holdings, Ltd.......................  40,000    9,765
    Playmates Toys, Ltd...............................  56,000   12,945
    Power Assets Holdings, Ltd........................  19,500  178,362
#   Prada SpA.........................................  18,000   53,840
    Public Financial Holdings, Ltd....................   6,000    2,695
#   Regal Hotels International Holdings, Ltd..........  26,000   13,216
#   SA SA International Holdings, Ltd.................  38,000   10,327
    Samsonite International SA........................  55,200  142,725
    Sands China, Ltd..................................  13,600   47,413
    SEA Holdings, Ltd.................................  10,000   19,645
    Shangri-La Asia, Ltd..............................  92,000   86,182
#   Shenwan Hongyuan HK, Ltd..........................  20,000    7,896
    Shun Tak Holdings, Ltd............................  41,000   13,756
    Singamas Container Holdings, Ltd..................  96,000    8,941
    Sino Land Co., Ltd................................  90,590  116,853
    Sitoy Group Holdings, Ltd.........................  15,000    5,066
#   SJM Holdings, Ltd.................................  20,000   13,225
    SmarTone Telecommunications Holdings, Ltd.........  17,000   26,327
    Stella International Holdings, Ltd................  24,000   57,585
    Sun Hung Kai & Co., Ltd...........................  50,000   29,204
    Sun Hung Kai Properties, Ltd......................  29,207  315,929
    Swire Pacific, Ltd. Class A.......................  16,000  154,452
    Swire Pacific, Ltd. Class B.......................  22,500   39,988
    Swire Properties, Ltd.............................  17,000   44,124
    Techtronic Industries Co., Ltd....................  32,000  122,243
    Television Broadcasts, Ltd........................  16,200   56,314
    Texwinca Holdings, Ltd............................  40,000   38,706
    Transport International Holdings, Ltd.............  12,000   32,007
#   Trinity, Ltd......................................  12,000    1,431
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  34,000   12,841
*   United Photovoltaics Group, Ltd................... 126,000    9,355
#   Value Partners Group, Ltd.........................  50,000   45,486
    Victory City International Holdings, Ltd..........  41,042    3,761
    Vitasoy International Holdings, Ltd...............  20,000   37,817
    VST Holdings, Ltd.................................  74,400   13,478
    VTech Holdings, Ltd...............................   7,800   78,252
*   WH Group, Ltd..................................... 143,000   82,070
    Wharf Holdings, Ltd. (The)........................  27,000  125,826
    Wheelock & Co., Ltd...............................  15,000   57,427

                                     1255

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
#   Wynn Macau, Ltd...................................     4,800 $    5,210
    Xinyi Glass Holdings, Ltd.........................    66,000     33,439
    Yue Yuen Industrial Holdings, Ltd.................    32,000    110,312
                                                                 ----------
TOTAL HONG KONG.......................................            7,923,627
                                                                 ----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 1,040,458    343,150
    C&C Group P.L.C.(B010DT8).........................     1,711      6,652
    C&C Group P.L.C.(B011Y09).........................     8,343     32,461
    CRH P.L.C.........................................     1,450     38,461
    CRH P.L.C. Sponsored ADR..........................    19,380    521,710
    FBD Holdings P.L.C................................     1,875     13,118
    Glanbia P.L.C.....................................     7,752    147,175
    Irish Continental Group P.L.C.....................     8,676     49,338
*   Kenmare Resources P.L.C...........................       953          7
    Kerry Group P.L.C. Class A........................     4,912    400,538
    Kingspan Group P.L.C..............................     4,331    111,525
    Paddy Power P.L.C.................................       701    104,703
    Smurfit Kappa Group P.L.C.........................    14,540    315,470
                                                                 ----------
TOTAL IRELAND.........................................            2,084,308
                                                                 ----------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd....................     8,946      3,717
*   Airport City, Ltd.................................     2,841     25,256
    Alrov Properties and Lodgings, Ltd................     1,113     22,169
    Amot Investments, Ltd.............................     6,622     21,358
    Azrieli Group, Ltd................................       807     28,481
    Bank Hapoalim BM..................................    23,389    108,639
*   Bank Leumi Le-Israel BM...........................    46,637    153,590
    Bayside Land Corp.................................        71     21,650
#   Bezeq The Israeli Telecommunication Corp., Ltd....    52,652    113,505
*   Ceragon Networks, Ltd.............................     1,170      1,469
*   Clal Insurance Enterprises Holdings, Ltd..........     2,067     22,879
*   Compugen, Ltd.....................................     1,357      6,178
    Delek Automotive Systems, Ltd.....................     1,659     14,704
    Delek Group, Ltd..................................       148     25,533
    Delta-Galil Industries, Ltd.......................       572     14,921
    El Al Israel Airlines.............................    31,402     21,261
    Elbit Systems, Ltd.(M3760D101)....................        94      8,059
    Elbit Systems, Ltd.(6308913)......................       533     45,607
    Electra, Ltd......................................        95     12,031
*   Evogene, Ltd......................................     1,229      8,136
*   EZchip Semiconductor, Ltd.(M4146Y108).............     1,766     44,750
*   EZchip Semiconductor, Ltd.(6554998)...............       325      8,266
    First International Bank Of Israel, Ltd...........     2,054     24,265
    Formula Systems 1985, Ltd.........................       947     24,109
    Frutarom Industries, Ltd..........................     2,422    122,638
    Harel Insurance Investments & Financial Services,
      Ltd.............................................     7,889     29,565
    IDI Insurance Co., Ltd............................       221     10,094
    Israel Chemicals, Ltd.............................    16,450     66,296
*   Israel Discount Bank, Ltd. Class A................     2,038      3,352
    Ituran Location and Control, Ltd..................     1,339     24,397

                                     1256

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
*   Jerusalem Oil Exploration...............................     604 $   22,951
    Matrix IT, Ltd..........................................   3,710     21,089
    Melisron, Ltd...........................................     907     28,779
*   Menorah Mivtachim Holdings, Ltd.........................   1,148      8,785
    Migdal Insurance & Financial Holding, Ltd...............  24,040     15,752
    Mizrahi Tefahot Bank, Ltd...............................   8,534     95,802
*   Naphtha Israel Petroleum Corp., Ltd.....................   1,827      8,278
    NICE-Systems, Ltd. Sponsored ADR........................   1,153     69,791
*   Nova Measuring Instruments, Ltd.........................   2,481     22,779
*   Oil Refineries, Ltd.....................................  68,862     28,498
    Osem Investments, Ltd...................................   1,359     22,739
*   Partner Communications Co., Ltd.........................   6,269     28,413
    Paz Oil Co., Ltd........................................     272     42,263
*   Phoenix Holdings, Ltd. (The)............................   3,883      8,038
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.....     546     23,758
    Shikun & Binui, Ltd.....................................  11,788     18,358
*   Shufersal, Ltd..........................................   8,890     28,170
    Strauss Group, Ltd......................................   1,978     27,360
    Teva Pharmaceutical Industries, Ltd.....................   1,472     90,450
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR......  12,456    765,795
#*  Tower Semiconductor, Ltd................................   2,555     32,116
                                                                     ----------
TOTAL ISRAEL................................................          2,446,839
                                                                     ----------
ITALY -- (2.6%)
    A2A SpA.................................................  82,381     98,783
    ACEA SpA................................................   2,982     44,323
    Alerion Cleanpower SpA..................................   2,105      4,910
    Amplifon SpA............................................   7,609     63,788
    Anima Holding SpA.......................................   2,854     20,986
    Ansaldo STS SpA.........................................   6,924     74,008
*   Arnoldo Mondadori Editore SpA...........................  17,537     15,977
    Assicurazioni Generali SpA..............................  58,707    881,471
#   Astaldi SpA.............................................   3,227     16,259
    Atlantia SpA............................................   3,950    103,499
*   Autogrill SpA...........................................   5,262     44,722
    Azimut Holding SpA......................................   4,861    102,356
*   Banca Carige SpA........................................  13,848     10,899
    Banca Generali SpA......................................   3,746    102,171
    Banca IFIS SpA..........................................   1,361     42,690
*   Banca Monte dei Paschi di Siena SpA.....................  51,898     37,670
    Banca Popolare dell'Emilia Romagna SC...................  35,392    212,200
#*  Banca Popolare dell'Etruria e del Lazio SC..............   1,087        129
    Banca Popolare di Milano Scarl.......................... 227,055    186,412
    Banca Popolare di Sondrio SCARL.........................  29,068    111,505
    Banco di Desio e della Brianza SpA......................   2,917      7,409
*   Banco Popolare SC.......................................   2,995     27,899
    BasicNet SpA............................................   3,053     13,571
    Biesse SpA..............................................   1,067     14,490
    Brembo SpA..............................................   1,780     73,033
#   Brunello Cucinelli SpA..................................     716     11,983
    Buzzi Unicem SpA........................................   3,875     58,722
    Cementir Holding SpA....................................   3,817     20,480
*   CIR-Compagnie Industriali Riunite SpA...................  32,447     31,304

                                     1257

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
ITALY -- (Continued)
    CNH Industrial NV.................................  32,675 $203,849
    Credito Emiliano SpA..............................   4,203   28,128
*   Credito Valtellinese SC...........................  76,092   70,835
    Danieli & C Officine Meccaniche SpA...............     917   17,790
    Datalogic SpA.....................................   1,866   31,433
    Davide Campari-Milano SpA.........................   7,601   66,678
    De' Longhi SpA....................................   4,371  104,568
    DiaSorin SpA......................................     929   48,895
    Ei Towers SpA.....................................     862   50,156
    Enel Green Power SpA..............................  62,045  121,605
    Enel SpA..........................................  95,391  391,645
    Engineering SpA...................................     345   21,966
    Eni SpA...........................................  52,436  760,958
    Eni SpA Sponsored ADR.............................     600   17,370
    ERG SpA...........................................   3,337   41,870
    Esprinet SpA......................................   1,834   14,928
    Falck Renewables SpA..............................  13,913   14,233
*   Ferrari NV........................................   3,624  143,671
    Fiat Chrysler Automobiles NV......................  36,236  253,708
    FinecoBank Banca Fineco SpA.......................   4,894   38,036
*   Finmeccanica SpA..................................  22,279  265,407
#*  Geox SpA..........................................     707    2,741
*   Gruppo Editoriale L'Espresso SpA..................   2,471    2,271
    Gruppo MutuiOnline SpA............................   1,542   12,750
    Hera SpA..........................................  30,460   85,498
*   IMMSI SpA.........................................  13,995    5,206
    Industria Macchine Automatiche SpA................   1,024   50,061
*   Intek Group SpA...................................   9,436    3,144
    Interpump Group SpA...............................   5,042   64,167
    Intesa Sanpaolo SpA............................... 181,387  516,802
    Iren SpA..........................................  22,837   33,735
    Italcementi SpA...................................   7,163   80,298
    Italmobiliare SpA.................................     371   14,018
    Luxottica Group SpA...............................   4,722  295,164
#*  Maire Tecnimont SpA...............................  11,666   27,991
    MARR SpA..........................................   1,526   29,255
    Mediaset SpA......................................  38,468  129,134
    Mediobanca SpA....................................   7,904   63,346
    Moleskine SpA.....................................  12,155   21,365
    Moncler SpA.......................................   6,507   96,476
    Parmalat SpA......................................   9,503   24,690
#   Piaggio & C SpA...................................   7,738   16,267
    Prysmian SpA......................................  12,618  259,617
    Recordati SpA.....................................   4,103  101,693
    Reply SpA.........................................     258   33,890
*   Safilo Group SpA..................................   1,166   12,617
#*  Saipem SpA........................................  10,898    6,755
    Salini Impregilo SpA..............................  12,528   48,779
#   Salvatore Ferragamo SpA...........................   2,777   62,811
*   Saras SpA.........................................  12,869   27,013
    Snam SpA..........................................  50,649  284,185
    Societa Cattolica di Assicurazioni SCRL...........   9,931   70,723
    Societa Iniziative Autostradali e Servizi SpA.....   5,105   48,432

                                     1258

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
*   Sogefi SpA........................................   5,901 $    11,036
    SOL SpA...........................................   1,421      11,285
*   Telecom Italia SpA................................ 639,491     711,743
*   Telecom Italia SpA Sponsored ADR..................   6,420      71,583
    Tenaris SA........................................   6,744      69,840
    Tenaris SA ADR....................................   2,200      45,848
    Terna Rete Elettrica Nazionale SpA................ 108,324     580,507
*   Tiscali SpA....................................... 417,308      21,009
#   Tod's SpA.........................................     420      33,239
#   Trevi Finanziaria Industriale SpA.................   6,311      10,558
    UniCredit SpA..................................... 148,058     572,365
    Unione di Banche Italiane SpA.....................  11,688      54,769
    Unipol Gruppo Finanziario SpA.....................  28,151     115,342
    UnipolSai SpA.....................................  37,625      79,948
    Vittoria Assicurazioni SpA........................   2,148      21,339
*   Yoox Net-A-Porter Group SpA.......................   2,170      74,664
                                                               -----------
TOTAL ITALY...........................................          10,157,347
                                                               -----------
JAPAN -- (22.4%)
    77 Bank, Ltd. (The)...............................  14,000      64,986
    ABC-Mart, Inc.....................................     700      38,101
    Accordia Golf Co., Ltd............................   3,700      34,234
    Achilles Corp.....................................  15,000      18,150
    Adastria Co., Ltd.................................     500      30,063
    ADEKA Corp........................................   4,200      57,224
#   Aderans Co., Ltd..................................   3,400      17,038
    Advan Co., Ltd....................................   1,000       9,568
#   Advantest Corp....................................   6,700      62,349
#   Aeon Co., Ltd.....................................  35,499     473,775
    Aeon Delight Co., Ltd.............................   1,200      39,565
    AEON Financial Service Co., Ltd...................   2,500      57,513
    Ahresty Corp......................................   1,800      11,184
    Ai Holdings Corp..................................   2,100      51,298
    Aica Kogyo Co., Ltd...............................   2,900      55,306
    Aichi Bank, Ltd. (The)............................     800      38,367
    Aichi Steel Corp..................................   9,000      34,795
    Aida Engineering, Ltd.............................   3,100      28,248
    Ain Holdings, Inc.................................   1,200      54,526
    Air Water, Inc....................................  10,000     159,000
    Aisan Industry Co., Ltd...........................   1,700      16,205
    Aisin Seiki Co., Ltd..............................   6,900     292,992
    Ajinomoto Co., Inc................................   6,000     142,705
#   Akebono Brake Industry Co., Ltd...................  12,700      26,113
    Akita Bank, Ltd. (The)............................  10,000      29,642
    Alfresa Holdings Corp.............................   1,200      22,357
#   Alpen Co., Ltd....................................   1,500      24,385
    Alpine Electronics, Inc...........................   2,300      26,213
    Alps Electric Co., Ltd............................   7,000     138,786
    Amada Holdings Co., Ltd...........................  18,500     174,727
    Amano Corp........................................   3,100      40,899
    Amuse, Inc........................................     100       4,335
    ANA Holdings, Inc.................................  19,000      55,766
    Anritsu Corp......................................   5,800      35,941

                                     1259

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    AOKI Holdings, Inc................................  2,600 $ 32,339
    Aomori Bank, Ltd. (The)........................... 10,000   29,643
    Aoyama Trading Co., Ltd...........................  2,300   91,553
    Aozora Bank, Ltd.................................. 11,000   36,845
    Arakawa Chemical Industries, Ltd..................  1,400   13,178
    Arata Corp........................................    500    9,674
    Arcland Sakamoto Co., Ltd.........................    900   19,009
    Arcs Co., Ltd.....................................  2,023   40,989
    Arisawa Manufacturing Co., Ltd....................  1,400    8,093
    As One Corp.......................................    800   27,929
    Asahi Co., Ltd....................................  2,300   28,796
    Asahi Diamond Industrial Co., Ltd.................  3,400   33,700
    Asahi Glass Co., Ltd.............................. 34,000  207,307
    Asahi Group Holdings, Ltd......................... 10,300  330,597
    Asahi Holdings, Inc...............................  1,500   21,822
    Asahi Intecc Co., Ltd.............................  1,600   73,738
    Asahi Kasei Corp.................................. 70,000  454,816
    Asahi Organic Chemicals Industry Co., Ltd.........  4,000    7,053
#   Asanuma Corp......................................  9,000   22,170
    Asatsu-DK, Inc....................................  1,500   32,620
    Ashikaga Holdings Co., Ltd........................  4,100   13,843
    Asics Corp........................................  6,800  126,244
    ASKA Pharmaceutical Co., Ltd......................  2,500   24,893
    ASKUL Corp........................................    800   25,798
    Astellas Pharma, Inc.............................. 38,100  527,554
#   Atom Corp.........................................  2,100   11,912
#   Autobacs Seven Co., Ltd...........................  1,200   20,981
    Avex Group Holdings, Inc..........................  2,300   25,910
    Awa Bank, Ltd. (The).............................. 11,000   60,648
    Axial Retailing, Inc..............................    400   12,870
    Azbil Corp........................................  2,300   53,357
    Bandai Namco Holdings, Inc........................  4,300   97,823
    Bando Chemical Industries, Ltd....................  3,000   11,894
    Bank of Iwate, Ltd. (The).........................    900   35,160
    Bank of Kyoto, Ltd. (The)......................... 15,000  116,361
#   Bank of Nagoya, Ltd. (The)........................  9,000   31,189
    Bank of Okinawa, Ltd. (The).......................    900   32,180
    Bank of Saga, Ltd. (The)..........................  8,000   16,549
    Bank of the Ryukyus, Ltd..........................  1,800   23,210
    Bank of Yokohama, Ltd. (The)...................... 18,000   96,007
#   Belc Co., Ltd.....................................    600   22,467
    Belluna Co., Ltd..................................  2,600   13,319
    Benefit One, Inc..................................    400    8,547
    Benesse Holdings, Inc.............................  6,600  184,566
    Bic Camera, Inc...................................  6,000   53,985
    BML, Inc..........................................    400   12,262
    Bridgestone Corp.................................. 14,600  531,907
    Broadleaf Co., Ltd................................    900    8,325
    Brother Industries, Ltd...........................  8,600   86,909
    Bunka Shutter Co., Ltd............................  6,000   49,352
    C Uyemura & Co., Ltd..............................    400   15,853
    Calbee, Inc.......................................  2,400   99,736
    Calsonic Kansei Corp..............................  8,000   70,268

                                     1260

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Canon Electronics, Inc............................  1,800 $ 26,158
    Canon Marketing Japan, Inc........................  3,600   65,021
    Canon, Inc........................................ 12,700  354,869
    Canon, Inc. Sponsored ADR......................... 14,750  413,147
    Capcom Co., Ltd...................................  1,700   37,674
#   Casio Computer Co., Ltd...........................  9,200  178,509
    Cawachi, Ltd......................................  2,000   33,673
    Central Glass Co., Ltd............................ 11,000   59,048
    Central Japan Railway Co..........................  1,600  296,982
    Century Tokyo Leasing Corp........................  2,400   88,866
    Chiba Bank, Ltd. (The)............................  8,000   49,486
    Chiba Kogyo Bank, Ltd. (The)......................  3,300   16,523
    Chiyoda Co., Ltd..................................  1,200   33,401
    Chiyoda Integre Co., Ltd..........................    500   12,627
    Chori Co., Ltd....................................  1,600   20,551
    Chubu Electric Power Co., Inc.....................  9,100  116,876
    Chubu Shiryo Co., Ltd.............................  1,000    7,539
#   Chuetsu Pulp & Paper Co., Ltd.....................  8,000   13,043
    Chugoku Bank, Ltd. (The)..........................  5,200   61,902
    Chugoku Electric Power Co., Inc. (The)............  4,500   59,995
    Chugoku Marine Paints, Ltd........................  6,000   41,787
    Chukyo Bank, Ltd. (The)...........................  8,000   14,400
    Chuo Spring Co., Ltd..............................  1,000    2,263
#   Ci:z Holdings Co., Ltd............................  1,800   30,464
    Citizen Holdings Co., Ltd......................... 15,800   96,403
    CKD Corp..........................................  5,100   47,793
    Clarion Co., Ltd..................................  7,000   24,307
    Cleanup Corp......................................    600    3,578
#   CMIC Holdings Co., Ltd............................  1,200   14,246
#   CMK Corp..........................................  2,600    6,922
    Coca-Cola East Japan Co., Ltd.....................  3,600   58,094
    Coca-Cola West Co., Ltd...........................  5,900  130,168
    Cocokara fine, Inc................................    400   16,627
    COLOPL, Inc.......................................  2,600   50,241
    Colowide Co., Ltd.................................  4,200   58,736
    COMSYS Holdings Corp..............................  2,700   39,410
#*  COOKPAD, Inc......................................  2,700   35,346
*   Cosmo Energy Holdings Co., Ltd....................  5,400   59,540
#   Cosmos Pharmaceutical Corp........................    500   75,515
    Create Restaurants Holdings, Inc..................    300    7,586
    Create SD Holdings Co., Ltd.......................  1,200   25,934
    CyberAgent, Inc...................................  1,500   70,781
    Dai Nippon Printing Co., Ltd...................... 23,000  215,183
    Dai-Dan Co., Ltd..................................  1,000    6,237
    Dai-ichi Life Insurance Co., Ltd. (The)........... 18,000  248,791
    Daibiru Corp......................................  2,800   22,512
    Daicel Corp....................................... 10,700  157,408
    Daido Metal Co., Ltd..............................  3,000   24,399
    Daido Steel Co., Ltd.............................. 21,000   87,306
    Daidoh, Ltd.......................................    500    2,087
    Daifuku Co., Ltd..................................  2,500   41,744
#   Daihatsu Motor Co., Ltd...........................  6,400   99,912
    Daihen Corp.......................................  2,000   10,543

                                     1261

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Daiho Corp........................................  8,000 $ 37,822
    Daiichi Jitsugyo Co., Ltd.........................  2,000    8,849
    Daiichi Sankyo Co., Ltd...........................  5,000  104,105
    Daiichikosho Co., Ltd.............................  2,400   96,747
    Daiken Corp....................................... 10,000   24,152
    Daikin Industries, Ltd............................  5,700  385,128
    Daikyo, Inc....................................... 12,000   19,387
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  4,000   16,639
#   Daio Paper Corp...................................  4,000   35,648
    Daisan Bank, Ltd. (The)........................... 13,000   17,755
    Daiseki Co., Ltd..................................  1,100   17,065
    Daishi Bank, Ltd. (The)........................... 15,000   57,045
    Daito Pharmaceutical Co., Ltd.....................    500   12,104
    Daito Trust Construction Co., Ltd.................  1,200  152,563
    Daiwa House Industry Co., Ltd..................... 10,300  290,801
    Daiwa Securities Group, Inc....................... 40,000  249,956
    Daiwabo Holdings Co., Ltd.........................  8,000   14,993
    DCM Holdings Co., Ltd.............................  5,800   41,895
    Dena Co., Ltd.....................................  4,500   65,129
    Denka Co., Ltd.................................... 28,000  124,092
    Denso Corp........................................  8,100  349,337
    Dentsu, Inc.......................................  4,700  249,787
    Denyo Co., Ltd....................................  2,000   25,579
    Descente, Ltd.....................................  2,000   30,433
    DIC Corp.......................................... 61,000  157,191
    Digital Garage, Inc...............................  1,300   21,838
    Disco Corp........................................  1,300  123,652
#   DKS Co., Ltd......................................  8,000   23,958
    DMG Mori Co., Ltd.................................  6,900   67,041
    Don Quijote Holdings Co., Ltd.....................  2,600   88,049
    Doshisha Co., Ltd.................................  1,400   27,842
    Doutor Nichires Holdings Co., Ltd.................  1,900   28,948
    Dowa Holdings Co., Ltd............................ 14,000   94,949
    DTS Corp..........................................  1,600   33,259
    Eagle Industry Co., Ltd...........................  1,900   32,183
    Earth Chemical Co., Ltd...........................    900   34,389
    East Japan Railway Co.............................  3,400  312,521
    Ebara Corp........................................ 31,000  137,309
#   EDION Corp........................................  3,900   29,266
#   Ehime Bank, Ltd. (The)............................  8,000   16,200
    Eighteenth Bank, Ltd. (The)....................... 11,000   29,686
    Eiken Chemical Co., Ltd...........................  1,100   23,183
    Eizo Corp.........................................  1,100   26,226
    Elecom Co., Ltd...................................  1,000   12,266
    Electric Power Development Co., Ltd...............  3,100  104,591
    en-japan, Inc.....................................    100    3,379
    Enplas Corp.......................................    300   10,520
    EPS Holdings, Inc.................................  2,000   21,795
    ESPEC Corp........................................  2,200   26,739
    Exedy Corp........................................  1,900   44,383
    Ezaki Glico Co., Ltd..............................  1,500   81,989
#   F@N Communications, Inc...........................  1,600   10,136
    FALCO HOLDINGS Co., Ltd...........................    200    2,191

                                     1262

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    FamilyMart Co., Ltd...............................   1,200 $ 56,156
    Fancl Corp........................................   1,500   19,765
    FANUC Corp........................................   3,900  522,169
    Fast Retailing Co., Ltd...........................     700  226,342
    FCC Co., Ltd......................................   2,100   46,598
    Ferrotec Corp.....................................   3,900   42,127
    FIDEA Holdings Co., Ltd...........................   5,200   10,429
    Fields Corp.......................................   1,900   33,720
    Financial Products Group Co., Ltd.................   5,400   43,003
#   FINDEX, Inc.......................................     600    4,462
    Foster Electric Co., Ltd..........................   1,900   41,098
    FP Corp...........................................   1,000   36,476
#   Fudo Tetra Corp...................................  10,600   11,624
    Fuji Co., Ltd.....................................   1,000   18,811
    Fuji Corp., Ltd...................................   1,100    6,549
    Fuji Electric Co., Ltd............................  25,000   86,910
    Fuji Heavy Industries, Ltd........................  12,600  515,628
#   Fuji Kyuko Co., Ltd...............................   2,000   20,546
    Fuji Media Holdings, Inc..........................   2,800   31,509
    Fuji Oil Co., Ltd.................................   3,700    9,068
    Fuji Oil Holdings, Inc............................   3,300   54,058
    Fuji Seal International, Inc......................   1,300   39,281
    Fuji Soft, Inc....................................   1,700   38,293
    Fujibo Holdings, Inc..............................  10,000   17,067
    FUJIFILM Holdings Corp............................   1,500   57,957
    Fujikura, Ltd.....................................  18,000   88,171
    Fujimi, Inc.......................................     200    2,555
    Fujimori Kogyo Co., Ltd...........................   1,000   24,024
    Fujitec Co., Ltd..................................   6,000   56,580
    Fujitsu Frontech, Ltd.............................   2,400   26,450
    Fujitsu General, Ltd..............................   3,000   40,340
    Fujitsu, Ltd...................................... 105,000  438,472
    FuKoKu Co., Ltd...................................     200    1,619
    Fukui Bank, Ltd. (The)............................  13,000   24,362
    Fukuoka Financial Group, Inc......................  21,000   89,123
    Fukushima Bank, Ltd. (The)........................  33,000   24,434
    Fukushima Industries Corp.........................     800   17,376
#   Fukuyama Transporting Co., Ltd....................   6,000   29,548
    FULLCAST Holdings Co., Ltd........................   4,000   22,156
#   Furukawa Battery Co., Ltd. (The)..................   2,000   11,617
    Furukawa Co., Ltd.................................  17,000   30,177
    Furukawa Electric Co., Ltd........................  29,000   59,668
    Furuno Electric Co., Ltd..........................   2,200   14,605
    Furusato Industries, Ltd..........................   1,600   23,932
    Fuso Chemical Co., Ltd............................     900   12,450
    Fuso Pharmaceutical Industries, Ltd...............   2,000    4,532
#   Futaba Industrial Co., Ltd........................   7,200   29,879
    Future Architect, Inc.............................   3,000   19,711
    Fuyo General Lease Co., Ltd.......................   1,100   54,076
#   G-Tekt Corp.......................................   2,200   27,918
    GCA Savvian Corp..................................     700    6,420
    Gecoss Corp.......................................     800    6,216
    Geo Holdings Corp.................................   1,700   26,272

                                     1263

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    GLOBERIDE, Inc....................................  1,800 $ 23,099
    Glory, Ltd........................................  3,000   95,936
    GMO internet, Inc.................................  2,500   30,977
#   GMO Payment Gateway, Inc..........................  1,300   67,587
    Godo Steel, Ltd...................................  8,000   15,120
    Goldcrest Co., Ltd................................  1,060   17,829
    Gree, Inc.........................................  5,400   23,811
    GS Yuasa Corp..................................... 11,000   38,456
#   Gulliver International Co., Ltd...................  1,500   16,334
    Gun-Ei Chemical Industry Co., Ltd.................  1,000    2,573
#*  GungHo Online Entertainment, Inc.................. 10,800   28,715
    Gunma Bank, Ltd. (The)............................ 14,000   77,518
    Gunze, Ltd........................................  8,000   22,503
    Gurunavi, Inc.....................................  1,600   32,275
    H2O Retailing Corp................................  4,160   70,912
    Hachijuni Bank, Ltd. (The)........................ 17,000   95,062
    Hakuhodo DY Holdings, Inc.........................  7,600   80,991
    Hakuto Co., Ltd...................................    400    3,817
    Hamakyorex Co., Ltd...............................  1,000   17,206
    Hamamatsu Photonics K.K...........................  3,100   77,030
    Hankyu Hanshin Holdings, Inc...................... 21,000  131,010
    Hanwa Co., Ltd.................................... 12,000   50,382
    Happinet Corp.....................................  1,400   12,417
#   Harmonic Drive Systems, Inc.......................  2,100   42,592
    Haseko Corp....................................... 16,100  168,624
    Hazama Ando Corp..................................  8,600   41,910
    Heiwa Corp........................................  1,800   35,060
    Heiwa Real Estate Co., Ltd........................  2,100   21,752
    Heiwado Co., Ltd..................................  1,800   36,880
    HI-LEX Corp.......................................  1,200   33,139
    Hiday Hidaka Corp.................................    960   31,784
    Higashi-Nippon Bank, Ltd. (The)................... 10,000   28,479
    Hikari Tsushin, Inc...............................    700   46,208
    Hino Motors, Ltd.................................. 11,200  127,100
    Hirose Electric Co., Ltd..........................    300   34,091
    Hiroshima Bank, Ltd. (The)........................ 33,000  165,210
    HIS Co., Ltd......................................  1,600   47,491
    Hisamitsu Pharmaceutical Co., Inc.................  1,300   58,492
    Hitachi Capital Corp..............................  3,000   73,925
    Hitachi Chemical Co., Ltd.........................  6,600  116,034
#   Hitachi Construction Machinery Co., Ltd........... 10,900  158,942
    Hitachi High-Technologies Corp....................  4,800  136,205
    Hitachi Koki Co., Ltd.............................  3,900   24,711
    Hitachi Kokusai Electric, Inc.....................  4,000   48,162
    Hitachi Metals, Ltd............................... 13,910  156,509
    Hitachi Transport System, Ltd.....................  1,900   30,959
    Hitachi Zosen Corp................................ 10,000   50,913
    Hitachi, Ltd...................................... 41,000  202,623
    Hitachi, Ltd. ADR.................................  3,100  152,799
    Hogy Medical Co., Ltd.............................    300   14,823
*   Hokkaido Electric Power Co., Inc.................. 10,600   98,762
    Hokkoku Bank, Ltd. (The).......................... 12,000   33,642
    Hokuetsu Bank, Ltd. (The)......................... 16,000   31,477

                                     1264

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Hokuetsu Kishu Paper Co., Ltd.....................  8,400 $ 50,969
    Hokuhoku Financial Group, Inc..................... 11,000   20,404
    Hokuriku Electric Power Co........................  8,700  123,119
    Hokuto Corp.......................................    700   13,420
    Honda Motor Co., Ltd.............................. 27,200  737,310
    Honda Motor Co., Ltd. Sponsored ADR............... 20,519  554,423
    Honeys Co., Ltd...................................  2,200   23,648
    Horiba, Ltd.......................................  1,300   46,276
    Hoshizaki Electric Co., Ltd.......................  1,200   83,917
    Hosokawa Micron Corp..............................  2,000    9,331
    House Foods Group, Inc............................  4,100   81,419
    Hoya Corp.........................................  9,800  378,302
#   Hyakugo Bank, Ltd. (The).......................... 13,000   54,838
    Hyakujushi Bank, Ltd. (The)....................... 11,000   35,589
#   Ibiden Co., Ltd...................................  5,300   74,659
    IBJ Leasing Co., Ltd..............................  1,300   24,918
    Ichibanya Co., Ltd................................    100    4,985
    Ichiyoshi Securities Co., Ltd.....................  2,000   18,613
    Idemitsu Kosan Co., Ltd...........................  7,100  106,492
    IHI Corp.......................................... 65,000  138,895
    Iida Group Holdings Co., Ltd......................  5,220   93,056
    Iino Kaiun Kaisha, Ltd............................  6,200   22,923
    Imasen Electric Industrial........................  2,500   24,296
#   Imperial Hotel, Ltd...............................    400    7,807
    Inaba Denki Sangyo Co., Ltd.......................    800   24,951
    Inabata & Co., Ltd................................  2,200   21,121
    Inageya Co., Ltd..................................  2,000   20,992
    Ines Corp.........................................    500    4,820
    Information Services International-Dentsu, Ltd....  1,400   28,054
    Intage Holdings, Inc..............................    300    3,590
    Internet Initiative Japan, Inc....................  1,900   35,939
    Inui Global Logistics Co., Ltd....................  1,600   12,696
#   Iriso Electronics Co., Ltd........................    600   28,817
#   Iseki & Co., Ltd.................................. 16,000   21,905
    Isetan Mitsukoshi Holdings, Ltd...................  6,840   86,859
*   Ishihara Sangyo Kaisha, Ltd....................... 29,000   21,882
    Isuzu Motors, Ltd................................. 27,800  281,696
    IT Holdings Corp..................................  2,000   44,134
    Ito En, Ltd.......................................  2,800   75,487
    ITOCHU Corp....................................... 28,000  329,082
    Itochu Enex Co., Ltd..............................  4,500   34,472
    Itochu Techno-Solutions Corp......................  3,100   50,339
    Itochu-Shokuhin Co., Ltd..........................    300   10,397
    Itoham Foods, Inc.................................  9,000   51,721
    Itoki Corp........................................  4,700   31,815
    IwaiCosmo Holdings, Inc...........................  1,000   10,787
    Iwasaki Electric Co., Ltd.........................  7,000   12,356
    Iwatani Corp...................................... 12,000   61,759
    Iyo Bank, Ltd. (The).............................. 11,000   93,248
    Izumi Co., Ltd....................................  1,600   62,213
    J Front Retailing Co., Ltd........................ 10,100  139,302
    J Trust Co., Ltd..................................  5,400   38,081
    J-Oil Mills, Inc.................................. 12,000   34,558

                                     1265

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Jaccs Co., Ltd.................................... 10,000 $ 33,726
#   Jamco Corp........................................    700   16,089
#   Japan Airport Terminal Co., Ltd...................  1,300   52,150
    Japan Aviation Electronics Industry, Ltd..........  4,000   40,489
*   Japan Display, Inc................................ 18,800   43,496
#   Japan Drilling Co., Ltd...........................    500   10,334
    Japan Exchange Group, Inc......................... 10,000  142,169
    Japan Pulp & Paper Co., Ltd.......................  5,000   13,809
    Japan Radio Co., Ltd..............................  9,000   24,630
    Japan Securities Finance Co., Ltd.................  6,700   30,610
    Japan Steel Works, Ltd. (The)..................... 14,000   44,695
    Japan Tobacco, Inc................................ 25,200  986,926
    Japan Wool Textile Co., Ltd. (The)................  5,000   35,030
    JCU Corp..........................................    300    9,700
    Jeol, Ltd.........................................  1,000    5,658
#   JFE Holdings, Inc................................. 19,300  261,631
    JGC Corp..........................................  8,000  126,904
    Jimoto Holdings, Inc.............................. 10,800   16,244
#   Jin Co., Ltd......................................    700   30,064
    Joshin Denki Co., Ltd.............................  2,000   16,090
    Joyo Bank, Ltd. (The)............................. 10,000   40,612
    JSP Corp..........................................    800   15,512
    JSR Corp..........................................  9,700  140,866
    JTEKT Corp........................................  7,700  124,236
#   Juki Corp.........................................  1,800   14,468
    Juroku Bank, Ltd. (The)........................... 15,000   53,824
    Justsystems Corp..................................    600    4,408
#   JVC Kenwood Corp..................................  3,820    8,955
    JX Holdings, Inc.................................. 69,020  263,588
    K's Holdings Corp.................................  1,419   48,332
    kabu.com Securities Co., Ltd......................  5,800   17,551
*   Kadokawa Dwango...................................  2,302   34,085
    Kaga Electronics Co., Ltd.........................  1,200   15,017
    Kajima Corp....................................... 22,403  126,727
    Kaken Pharmaceutical Co., Ltd.....................    500   33,026
    Kameda Seika Co., Ltd.............................  1,100   45,811
    Kamei Corp........................................  2,000   18,671
    Kamigumi Co., Ltd.................................  5,000   45,060
    Kanagawa Chuo Kotsu Co., Ltd......................  4,000   24,149
    Kanamoto Co., Ltd.................................  2,000   48,940
    Kandenko Co., Ltd.................................  6,000   36,567
    Kaneka Corp....................................... 19,000  181,836
    Kanematsu Corp.................................... 16,000   25,486
*   Kansai Electric Power Co., Inc. (The)............. 10,800  117,404
    Kansai Paint Co., Ltd.............................  9,000  125,743
    Kansai Urban Banking Corp.........................  3,200   33,453
    Kanto Denka Kogyo Co., Ltd........................  2,000   15,422
    Kao Corp.......................................... 15,200  815,713
    Kasai Kogyo Co., Ltd..............................  1,100   14,385
#   Katakura Industries Co., Ltd......................  1,200   11,691
    Kato Sangyo Co., Ltd..............................    900   22,348
    Kato Works Co., Ltd...............................  5,000   18,700
#   KAWADA TECHNOLOGIES, Inc..........................    200    5,909

                                     1266

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd....................  65,000 $  201,271
    Kawasaki Kisen Kaisha, Ltd........................  53,000     95,148
    KDDI Corp.........................................  52,900  1,339,566
    Keihan Electric Railway Co., Ltd..................   9,000     56,451
    Keihanshin Building Co., Ltd......................   1,700      9,130
    Keihin Corp.......................................   2,700     42,523
    Keikyu Corp.......................................   8,000     66,299
    Keio Corp.........................................   7,000     62,211
    Keisei Electric Railway Co., Ltd..................   8,000    106,353
    Keiyo Bank, Ltd. (The)............................  12,000     52,015
    Kenedix, Inc......................................   7,900     32,098
    Kewpie Corp.......................................   6,400    140,007
    Keyence Corp......................................     400    188,754
    Kikkoman Corp.....................................   4,000    133,336
    Kinden Corp.......................................   3,000     37,203
    Kintetsu Group Holdings Co., Ltd..................  30,000    123,708
    Kintetsu World Express, Inc.......................   1,600     26,194
    Kinugawa Rubber Industrial Co., Ltd...............   2,000     10,481
    Kirin Holdings Co., Ltd...........................  19,900    282,601
    Kita-Nippon Bank, Ltd. (The)......................     600     15,817
    Kitagawa Iron Works Co., Ltd......................   5,000      9,336
    Kitz Corp.........................................   7,500     33,564
    Kiyo Bank, Ltd. (The).............................   3,800     48,965
#*  KLab, Inc.........................................   1,100      6,828
    Koa Corp..........................................   1,400     10,891
    Koatsu Gas Kogyo Co., Ltd.........................   2,000      9,861
    Kobayashi Pharmaceutical Co., Ltd.................     600     51,124
*   Kobe Electric Railway Co., Ltd....................   4,000     11,946
    Kobe Steel, Ltd................................... 264,000    256,543
    Kohnan Shoji Co., Ltd.............................   1,900     27,344
    Koito Manufacturing Co., Ltd......................   1,500     69,500
    Kokuyo Co., Ltd...................................   4,400     47,226
    Komatsu, Ltd......................................  31,000    463,503
    Komeri Co., Ltd...................................   1,300     25,817
    Konami Holdings Corp..............................   2,800     64,838
    Konica Minolta, Inc...............................  18,100    152,564
#   Konishi Co., Ltd..................................     300      6,051
    Konoike Transport Co., Ltd........................   1,000     12,447
    Kose Corp.........................................     900     83,655
    Kubota Corp.......................................  19,000    280,820
    Kubota Corp. Sponsored ADR........................   1,000     73,600
    Kumagai Gumi Co., Ltd.............................  19,000     56,175
    Kura Corp.........................................   1,000     42,150
    Kurabo Industries, Ltd............................  13,000     22,205
    Kuraray Co., Ltd..................................  11,300    136,303
    Kureha Corp.......................................  10,000     35,330
    Kurimoto, Ltd.....................................   8,000     14,353
    Kurita Water Industries, Ltd......................   4,800    102,092
    Kuroda Electric Co., Ltd..........................   1,800     29,085
    Kusuri No Aoki Co., Ltd...........................   1,400     60,465
    KYB Corp..........................................  13,000     37,492
    Kyocera Corp......................................   6,200    258,536
    Kyocera Corp. Sponsored ADR.......................   2,000     79,900

                                     1267

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kyodo Printing Co., Ltd...........................  5,000 $ 13,185
    Kyoei Steel, Ltd..................................  1,500   26,127
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  2,700   26,646
#   Kyokuto Securities Co., Ltd.......................  1,500   17,198
    Kyokuyo Co., Ltd..................................  2,000    4,539
    KYORIN Holdings, Inc..............................  2,000   37,029
    Kyoritsu Maintenance Co., Ltd.....................    960   72,329
    Kyosan Electric Manufacturing Co., Ltd............  2,000    5,666
    Kyowa Exeo Corp...................................  4,900   50,431
    Kyowa Hakko Kirin Co., Ltd........................  3,000   43,491
#   Kyudenko Corp.....................................  4,000   79,746
*   Kyushu Electric Power Co., Inc.................... 11,700  126,435
*   Kyushu Financial Group, Inc.......................  6,440   40,170
#*  Laox Co., Ltd.....................................  6,000    9,266
    Lasertec Corp.....................................  1,500   14,299
    Lawson, Inc.......................................  1,800  142,122
    LEC, Inc..........................................    400    4,384
*   Leopalace21 Corp.................................. 10,800   59,817
    Life Corp.........................................  1,400   30,950
    Lintec Corp.......................................  1,700   34,479
    Lion Corp......................................... 11,000  102,247
    LIXIL Group Corp..................................  7,400  156,178
#   M3, Inc...........................................  4,800  110,090
    Mabuchi Motor Co., Ltd............................    300   16,197
*   Macnica Fuji Electronics Holdings, Inc............  2,500   30,827
#   Maeda Corp........................................  7,000   43,243
    Maeda Road Construction Co., Ltd..................  3,000   46,921
    Makino Milling Machine Co., Ltd...................  7,000   46,053
    Makita Corp.......................................  1,200   67,544
    Mandom Corp.......................................  1,000   41,092
    Mars Engineering Corp.............................    300    5,146
    Marubeni Corp..................................... 45,400  217,143
    Marubun Corp......................................    800    5,470
    Marudai Food Co., Ltd.............................  4,000   14,966
    Maruha Nichiro Corp...............................  2,100   39,956
    Marui Group Co., Ltd..............................  8,300  131,684
    Marusan Securities Co., Ltd.......................  2,500   25,346
    Maruwa Co., Ltd...................................    700   15,231
    Maruzen Showa Unyu Co., Ltd.......................  3,000   10,476
#   Marvelous, Inc....................................  3,000   21,715
    Matsui Securities Co., Ltd........................  2,200   19,040
    Matsuya Co., Ltd..................................  2,200   17,483
    Max Co., Ltd......................................  2,000   20,059
    Mazda Motor Corp.................................. 35,600  647,839
*   McDonald's Holdings Co. Japan, Ltd................  1,100   21,696
    Medipal Holdings Corp.............................  1,500   24,329
#   Megachips Corp....................................  2,600   22,609
    Megmilk Snow Brand Co., Ltd.......................  2,100   54,832
    Meidensha Corp....................................  9,000   34,898
    Meiko Network Japan Co., Ltd......................  1,200   11,221
    Meitec Corp.......................................    300   10,112
    Melco Holdings, Inc...............................  1,400   24,515
    Message Co., Ltd..................................    400   11,599

                                     1268

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
#   Michinoku Bank, Ltd. (The)............................   9,000 $   14,786
#   Micronics Japan Co., Ltd..............................   1,600     15,047
    Mie Bank, Ltd. (The)..................................   6,000     11,765
    Milbon Co., Ltd.......................................     800     29,053
    Mimasu Semiconductor Industry Co., Ltd................   1,000      8,702
    Minato Bank, Ltd. (The)...............................   8,000     13,171
    Minebea Co., Ltd......................................  10,000     78,367
#   Ministop Co., Ltd.....................................     700     12,404
    Miraca Holdings, Inc..................................   2,000     82,539
    Mirait Holdings Corp..................................   2,600     20,254
#   Misawa Homes Co., Ltd.................................   1,700     11,785
    MISUMI Group, Inc.....................................   9,400    114,954
    Mitani Corp...........................................   1,000     25,375
    Mito Securities Co., Ltd..............................     800      2,714
    Mitsuba Corp..........................................   2,000     27,742
    Mitsubishi Chemical Holdings Corp.....................  80,600    449,526
    Mitsubishi Corp.......................................  24,180    387,603
    Mitsubishi Electric Corp..............................  50,000    464,054
    Mitsubishi Estate Co., Ltd............................  17,000    336,543
    Mitsubishi Gas Chemical Co., Inc......................  14,369     68,679
    Mitsubishi Heavy Industries, Ltd......................  78,000    306,555
    Mitsubishi Logistics Corp.............................   3,000     41,136
    Mitsubishi Materials Corp.............................  78,000    240,599
    Mitsubishi Motors Corp................................  25,600    206,735
    Mitsubishi Nichiyu Forklift Co., Ltd..................   2,600     10,361
*   Mitsubishi Paper Mills, Ltd...........................  11,000      7,594
    Mitsubishi Pencil Co., Ltd............................     600     27,606
    Mitsubishi Shokuhin Co., Ltd..........................     100      2,357
    Mitsubishi Steel Manufacturing Co., Ltd...............   3,000      5,276
    Mitsubishi Tanabe Pharma Corp.........................   2,700     44,366
    Mitsubishi UFJ Financial Group, Inc................... 232,800  1,193,774
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR....  27,043    137,108
    Mitsubishi UFJ Lease & Finance Co., Ltd...............  10,800     53,617
    Mitsuboshi Belting, Ltd...............................   4,000     29,561
    Mitsui & Co., Ltd.....................................  15,800    179,593
    Mitsui & Co., Ltd. Sponsored ADR......................     244     55,573
    Mitsui Chemicals, Inc.................................  73,000    319,575
    Mitsui Engineering & Shipbuilding Co., Ltd............  49,000     68,267
    Mitsui Fudosan Co., Ltd...............................   9,000    211,868
    Mitsui High-Tec, Inc..................................   1,100      5,630
    Mitsui Home Co., Ltd..................................   3,000     13,692
    Mitsui Mining & Smelting Co., Ltd.....................  36,000     57,059
#   Mitsui OSK Lines, Ltd.................................  74,000    146,626
    Mitsui Sugar Co., Ltd.................................   8,000     36,598
    Mitsui-Soko Holdings Co., Ltd.........................   7,000     19,204
#   Mitsumi Electric Co., Ltd.............................   4,000     19,027
    Miyazaki Bank, Ltd. (The).............................   7,000     19,445
    Mizuho Financial Group, Inc........................... 389,240    673,471
#   Mizuho Financial Group, Inc. ADR......................  28,400     93,436
    Mizuno Corp...........................................   6,000     28,816
    Mochida Pharmaceutical Co., Ltd.......................     400     30,935
#   Modec, Inc............................................     400      4,747
#   Monex Group, Inc......................................  13,000     32,989

                                     1269

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    MonotaRO Co., Ltd.................................   3,000 $ 69,351
    Morinaga & Co., Ltd...............................  11,000   60,590
    Morinaga Milk Industry Co., Ltd...................  14,000   63,883
    Morita Holdings Corp..............................   3,000   30,423
    Mory Industries, Inc..............................   2,000    5,174
    MS&AD Insurance Group Holdings, Inc...............  10,352  281,171
#   MTI, Ltd..........................................   1,800   11,018
    Murata Manufacturing Co., Ltd.....................   4,500  520,505
    Musashi Seimitsu Industry Co., Ltd................   1,700   34,235
    Musashino Bank, Ltd. (The)........................   1,700   53,766
    Nabtesco Corp.....................................   7,400  128,035
    Nachi-Fujikoshi Corp..............................   9,000   34,547
    Nagano Bank, Ltd. (The)...........................   7,000   10,941
    Nagase & Co., Ltd.................................   4,400   52,703
    Nagoya Railroad Co., Ltd..........................   8,000   36,486
    Nakamuraya Co., Ltd...............................   1,000    3,897
    Nakanishi, Inc....................................   1,000   39,069
    Nankai Electric Railway Co., Ltd..................  21,000  123,957
    Nanto Bank, Ltd. (The)............................  16,000   46,516
    Natori Co., Ltd...................................     500    7,236
    NEC Corp.......................................... 233,000  617,108
    NEC Networks & System Integration Corp............   1,600   26,477
    NET One Systems Co., Ltd..........................   3,200   18,008
    Neturen Co., Ltd..................................   1,300    9,761
    Nexon Co., Ltd....................................   3,700   60,056
    Next Co., Ltd.....................................   2,900   30,336
    NGK Insulators, Ltd...............................   6,000  125,452
    NGK Spark Plug Co., Ltd...........................   8,000  189,011
    NH Foods, Ltd.....................................   8,000  155,234
    NHK Spring Co., Ltd...............................   4,200   41,394
    Nichi-iko Pharmaceutical Co., Ltd.................   2,000   46,129
    Nichia Steel Works, Ltd...........................   1,000    2,277
    Nichias Corp......................................   4,000   24,517
    Nichicon Corp.....................................   2,700   18,518
    Nichiha Corp......................................   2,000   28,927
#   Nichii Gakkan Co..................................   3,100   22,142
    Nichirei Corp.....................................  14,000  104,264
    Nidec Corp........................................   1,800  122,812
    Nidec Corp. Sponsored ADR.........................   7,900  134,774
    Nifco, Inc........................................   3,100  150,286
    Nihon House Holdings Co., Ltd.....................     700    2,468
    Nihon Kohden Corp.................................   2,800   62,964
    Nihon M&A Center, Inc.............................   1,400   66,287
#   Nihon Nohyaku Co., Ltd............................   4,000   24,494
    Nihon Parkerizing Co., Ltd........................   2,800   26,564
#   Nihon Unisys, Ltd.................................   2,700   28,808
    Nihon Yamamura Glass Co., Ltd.....................   3,000    4,264
    Nikkiso Co., Ltd..................................   3,000   19,883
    Nikkon Holdings Co., Ltd..........................   2,700   48,750
    Nikon Corp........................................   6,600   97,096
    Nippo Corp........................................   3,000   44,562
    Nippon Beet Sugar Manufacturing Co., Ltd..........  15,000   25,038
#   Nippon Carbon Co., Ltd............................   9,000   17,797

                                     1270

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Nippon Chemi-Con Corp..................................  6,000 $  9,301
    Nippon Coke & Engineering Co., Ltd.....................  3,500    2,454
*   Nippon Denko Co., Ltd..................................  2,000    3,226
    Nippon Densetsu Kogyo Co., Ltd.........................  2,000   38,876
    Nippon Electric Glass Co., Ltd......................... 22,000  113,865
    Nippon Express Co., Ltd................................ 18,000   84,317
    Nippon Flour Mills Co., Ltd............................  7,000   50,957
    Nippon Gas Co., Ltd....................................  1,900   42,397
    Nippon Kayaku Co., Ltd.................................  7,000   74,996
    Nippon Koei Co., Ltd...................................  4,000   14,167
    Nippon Light Metal Holdings Co., Ltd................... 33,000   57,143
    Nippon Paint Holdings Co., Ltd.........................  2,600   49,697
    Nippon Paper Industries Co., Ltd.......................  4,900   78,715
#   Nippon Parking Development Co., Ltd....................  9,600    9,723
    Nippon Pillar Packing Co., Ltd.........................    800    6,183
    Nippon Road Co., Ltd. (The)............................  5,000   23,325
#*  Nippon Sharyo, Ltd.....................................  8,000   15,968
*   Nippon Sheet Glass Co., Ltd............................ 51,800   38,205
    Nippon Shokubai Co., Ltd...............................  1,600  104,582
    Nippon Signal Co., Ltd.................................  2,700   25,925
    Nippon Soda Co., Ltd...................................  8,000   43,097
    Nippon Steel & Sumikin Bussan Corp.....................  8,000   25,994
    Nippon Steel & Sumitomo Metal Corp..................... 26,710  478,758
    Nippon Suisan Kaisha, Ltd.............................. 14,400   75,308
    Nippon Synthetic Chemical Industry Co., Ltd. (The).....  4,000   27,901
    Nippon Telegraph & Telephone Corp......................  4,900  208,606
    Nippon Telegraph & Telephone Corp. ADR................. 11,312  483,701
    Nippon Thompson Co., Ltd...............................  3,000   12,018
    Nippon Valqua Industries, Ltd..........................  3,000    7,349
#*  Nippon Yakin Kogyo Co., Ltd............................  2,000    2,061
    Nippon Yusen K.K....................................... 63,405  136,025
#   Nipro Corp.............................................  6,600   65,625
    Nishi-Nippon City Bank, Ltd. (The)..................... 32,000   71,759
#   Nishi-Nippon Railroad Co., Ltd......................... 15,000   93,792
    Nishimatsu Construction Co., Ltd....................... 13,000   47,059
    Nishimatsuya Chain Co., Ltd............................  2,600   22,438
    Nishio Rent All Co., Ltd...............................    800   20,779
    Nissan Chemical Industries, Ltd........................  5,700  131,962
    Nissan Motor Co., Ltd.................................. 84,800  843,397
    Nissan Shatai Co., Ltd.................................  4,000   38,871
#   Nissei ASB Machine Co., Ltd............................    100    1,678
#   Nissei Build Kogyo Co., Ltd............................  6,000   18,528
    Nissha Printing Co., Ltd...............................  2,300   41,498
    Nisshin Oillio Group, Ltd. (The)....................... 11,000   45,980
    Nisshin Seifun Group, Inc..............................  3,880   62,810
    Nisshin Steel Co., Ltd.................................  5,300   50,412
    Nisshinbo Holdings, Inc................................  8,000   80,548
    Nissin Corp............................................  4,000   11,559
    Nissin Electric Co., Ltd...............................  6,000   54,092
    Nissin Foods Holdings Co., Ltd.........................    500   25,488
    Nissin Kogyo Co., Ltd..................................  2,100   29,374
    Nitori Holdings Co., Ltd...............................  1,200   97,471
    Nitta Corp.............................................    800   20,373

                                     1271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nittetsu Mining Co., Ltd..........................  3,000 $ 11,595
    Nitto Boseki Co., Ltd.............................  8,000   24,110
    Nitto Denko Corp..................................  5,600  322,023
    Nitto Kogyo Corp..................................    700   11,592
    Nittoc Construction Co., Ltd......................  1,700    6,453
    NOF Corp..........................................  6,000   42,639
    Nohmi Bosai, Ltd..................................  3,000   34,886
    Nojima Corp.......................................  2,400   28,837
    NOK Corp..........................................  6,100  126,819
    Nomura Co., Ltd...................................  1,000   13,096
    Nomura Holdings, Inc.............................. 49,100  266,463
    Nomura Holdings, Inc. Sponsored ADR............... 37,788  204,433
    Nomura Real Estate Holdings, Inc..................  2,400   42,147
    Nomura Research Institute, Ltd....................  2,420   87,817
    Noritake Co., Ltd................................. 10,000   21,466
    Noritz Corp.......................................  2,100   32,508
    North Pacific Bank, Ltd........................... 21,400   65,697
#   NS United Kaiun Kaisha, Ltd.......................  7,000   10,663
    NSD Co., Ltd......................................  1,840   26,750
    NSK, Ltd.......................................... 19,900  206,226
    NTN Corp.......................................... 32,000  121,760
    NTT Data Corp.....................................  4,200  202,373
    NTT DOCOMO, Inc................................... 38,100  844,991
    NTT DOCOMO, Inc. Sponsored ADR....................  6,786  153,024
    NTT Urban Development Corp........................  5,700   55,962
    Obara Group, Inc..................................  1,100   38,030
    Obayashi Corp..................................... 26,000  234,558
    Obic Co., Ltd.....................................    600   31,080
    Odakyu Electric Railway Co., Ltd.................. 10,000  106,364
#   Ogaki Kyoritsu Bank, Ltd. (The)................... 16,000   56,066
    Ohara, Inc........................................    300    1,399
    Ohsho Food Service Corp...........................    600   20,790
    Oiles Corp........................................  1,800   26,680
    Oita Bank, Ltd. (The).............................  6,000   20,782
    Oji Holdings Corp................................. 32,000  129,234
    Okabe Co., Ltd....................................  1,600   11,570
    Okamura Corp......................................  3,000   27,266
    Okasan Securities Group, Inc......................  7,000   38,998
#   Oki Electric Industry Co., Ltd.................... 43,000   47,952
    Okinawa Cellular Telephone Co.....................    700   17,866
    Okinawa Electric Power Co., Inc. (The)............    850   20,742
#   OKUMA Corp........................................  4,000   30,458
    Okumura Corp......................................  7,000   36,826
    Okura Industrial Co., Ltd.........................  2,000    5,184
    Okuwa Co., Ltd....................................  2,000   17,953
    Olympus Corp......................................  8,400  327,548
    Omron Corp........................................  6,900  179,327
    Onoken Co., Ltd...................................  1,100    9,962
    Onward Holdings Co., Ltd..........................  8,000   50,160
    Open House Co., Ltd...............................  1,200   22,641
    Optex Co., Ltd....................................    300    7,552
    Oracle Corp. Japan................................    800   36,333
    Organo Corp.......................................  2,000    7,515

                                     1272

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Oriental Land Co., Ltd............................  1,900 $121,325
#   Origin Electric Co., Ltd..........................  2,000    4,849
    Osaka Gas Co., Ltd................................ 56,000  212,399
    Osaka Soda Co., Ltd...............................  4,000   15,354
    Osaka Steel Co., Ltd..............................    600   10,585
#   OSAKA Titanium Technologies Co., Ltd..............  1,200   19,618
#   Osaki Electric Co., Ltd...........................  1,000    5,048
#   OSG Corp..........................................  5,700   94,730
    Otsuka Corp.......................................  1,800   89,296
    Otsuka Holdings Co., Ltd..........................  4,400  148,023
    Pacific Industrial Co., Ltd.......................  2,100   21,557
#*  Pacific Metals Co., Ltd...........................  7,000   17,234
    Pack Corp. (The)..................................    200    4,057
    Pal Co., Ltd......................................  1,100   22,792
    PALTAC Corp.......................................  2,000   34,631
    PanaHome Corp.....................................  5,000   36,421
    Panasonic Corp.................................... 37,500  352,131
#   Panasonic Corp. Sponsored ADR..................... 24,160  225,654
    Paramount Bed Holdings Co., Ltd...................    800   27,588
    Parco Co., Ltd....................................    900    7,635
    Paris Miki Holdings, Inc..........................  2,800   10,788
    Park24 Co., Ltd...................................  3,600  100,287
    Pasona Group, Inc.................................    500    3,247
#   PC Depot Corp.....................................  3,200   26,914
    Penta-Ocean Construction Co., Ltd................. 18,000   72,092
    Pigeon Corp.......................................  4,200   90,186
    Pilot Corp........................................  1,400   53,013
    Piolax, Inc.......................................    500   26,000
#*  Pioneer Corp...................................... 22,000   51,415
    Plenus Co., Ltd...................................  1,100   16,981
    Pola Orbis Holdings, Inc..........................    600   41,256
    Press Kogyo Co., Ltd..............................  6,000   24,386
    Pressance Corp....................................    100    3,248
    Prestige International, Inc.......................  1,000    9,765
    Prima Meat Packers, Ltd...........................  5,000   13,439
    Pronexus, Inc.....................................    600    4,959
    Raito Kogyo Co., Ltd..............................  3,300   28,863
*   Rakuten, Inc...................................... 13,400  138,488
    Relo Holdings, Inc................................    600   71,841
    Rengo Co., Ltd.................................... 12,000   51,513
    Resona Holdings, Inc.............................. 65,300  300,299
    Resorttrust, Inc..................................  2,800   70,545
    Ricoh Co., Ltd.................................... 36,800  355,801
    Ricoh Leasing Co., Ltd............................    600   18,725
    Riken Corp........................................  5,000   17,001
    Ringer Hut Co., Ltd...............................  2,000   41,124
    Rinnai Corp.......................................  1,000   91,833
    Riso Kagaku Corp..................................  2,800   38,681
    Rohm Co., Ltd.....................................  2,000   90,892
    Rohto Pharmaceutical Co., Ltd.....................  3,000   56,007
    Roland DG Corp....................................    700   13,884
    Round One Corp....................................  8,000   39,091
    Royal Holdings Co., Ltd...........................  1,800   33,278

                                     1273

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Ryobi, Ltd........................................  9,000 $ 37,078
    Ryoden Trading Co., Ltd...........................  2,000   12,443
    Ryohin Keikaku Co., Ltd...........................    700  148,470
    Ryosan Co., Ltd...................................  1,400   37,919
#   S Foods, Inc......................................    600   12,202
    Sac's Bar Holdings, Inc...........................  1,600   23,725
    Saibu Gas Co., Ltd................................ 11,000   24,245
    Saizeriya Co., Ltd................................  1,800   37,908
    Sakai Chemical Industry Co., Ltd..................  7,000   21,634
    Sakata INX Corp...................................    200    1,907
    Sakata Seed Corp..................................  1,800   43,960
    San-A Co., Ltd....................................  1,400   64,612
    San-Ai Oil Co., Ltd...............................  4,000   31,019
#   Sanden Holdings Corp..............................  6,000   16,411
    Sangetsu Co., Ltd.................................  2,000   34,323
    Sanken Electric Co., Ltd..........................  6,000   18,992
    Sankyo Co., Ltd...................................    900   34,420
#   Sankyo Tateyama, Inc..............................  1,400   16,805
    Sankyu, Inc....................................... 11,000   54,176
    Sanoh Industrial Co., Ltd.........................  1,100    6,374
#   Sanrio Co., Ltd...................................  1,400   32,419
    Sanshin Electronics Co., Ltd......................  2,400   23,231
    Santen Pharmaceutical Co., Ltd....................  4,000   63,900
    Sanwa Holdings Corp...............................  7,800   55,298
    Sanyo Chemical Industries, Ltd....................  3,000   23,292
    Sanyo Denki Co., Ltd..............................  2,000   10,382
    Sanyo Electric Railway Co., Ltd...................  7,000   26,894
#   Sanyo Shokai, Ltd.................................  9,000   22,734
    Sanyo Special Steel Co., Ltd......................  9,000   43,801
    Sapporo Holdings, Ltd............................. 21,000   93,651
    Sato Holdings Corp................................    500   10,350
    Sawada Holdings Co., Ltd..........................  1,300   12,403
    Sawai Pharmaceutical Co., Ltd.....................  1,500  104,022
    SBI Holdings, Inc.................................  8,900   89,021
    SCREEN Holdings Co., Ltd.......................... 10,000   77,823
    SCSK Corp.........................................  1,743   76,590
    Secom Co., Ltd....................................  3,400  236,918
    Sega Sammy Holdings, Inc..........................  8,300   78,216
    Seibu Holdings, Inc...............................  2,900   58,001
    Seikitokyu Kogyo Co., Ltd.........................    100      465
    Seiko Epson Corp.................................. 13,600  190,711
    Seiko Holdings Corp...............................  7,000   33,295
    Seino Holdings Co., Ltd...........................  7,800   84,966
    Seiren Co., Ltd...................................  1,800   18,743
    Sekisui Chemical Co., Ltd......................... 29,300  358,107
    Sekisui House, Ltd................................ 30,700  483,248
    Sekisui Jushi Corp................................  2,000   24,091
    Sekisui Plastics Co., Ltd.........................  5,000   16,270
    Senko Co., Ltd....................................  6,320   40,510
    Senshu Ikeda Holdings, Inc........................ 13,800   56,415
#   Senshukai Co., Ltd................................  1,600   10,040
    Septeni Holdings Co., Ltd.........................    600   13,564
    Seria Co., Ltd....................................  1,100   53,209

                                     1274

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Seven & I Holdings Co., Ltd....................... 11,700 $521,849
    Seven Bank, Ltd................................... 11,400   48,552
#*  Sharp Corp........................................ 91,000  105,450
    Shibuya Corp......................................  1,400   17,472
    Shiga Bank, Ltd. (The)............................ 14,000   62,513
    Shikoku Bank, Ltd. (The).......................... 17,000   35,025
    Shikoku Chemicals Corp............................  2,000   17,182
    Shikoku Electric Power Co., Inc...................  5,600   81,364
    Shima Seiki Manufacturing, Ltd....................  1,700   26,336
    Shimachu Co., Ltd.................................  2,900   65,836
    Shimadzu Corp..................................... 12,000  185,805
    Shimano, Inc......................................  1,000  159,525
    Shimizu Bank, Ltd. (The)..........................    500   11,769
    Shimizu Corp......................................  6,000   46,515
    Shin-Etsu Chemical Co., Ltd.......................  6,400  326,888
    Shindengen Electric Manufacturing Co., Ltd........  6,000   21,648
#   Shinko Electric Industries Co., Ltd...............  4,200   25,710
#   Shinko Plantech Co., Ltd..........................  2,900   22,787
    Shinko Shoji Co., Ltd.............................  1,000   10,169
    Shinmaywa Industries, Ltd.........................  4,000   32,310
    Shinoken Group Co., Ltd...........................    300    5,130
    Shinsei Bank, Ltd................................. 25,000   39,074
    Ship Healthcare Holdings, Inc.....................  2,500   59,725
    Shiroki Corp......................................  5,000   15,531
    Shiseido Co., Ltd................................. 15,200  286,919
    Shizuoka Bank, Ltd. (The)......................... 15,000  130,945
    Shizuoka Gas Co., Ltd.............................  3,000   19,770
    Shochiku Co., Ltd.................................  2,000   17,479
    Showa Corp........................................  1,800   15,857
    Showa Denko KK.................................... 84,000   92,043
    Showa Sangyo Co., Ltd.............................  5,000   19,613
    Showa Shell Sekiyu K.K............................  9,600   78,353
#   Siix Corp.........................................    600   17,362
    Sinanen Holdings Co., Ltd.........................  4,000   15,202
    Sinfonia Technology Co., Ltd...................... 11,000   15,846
    Sintokogio, Ltd...................................  4,000   30,086
    SKY Perfect JSAT Holdings, Inc....................  9,100   51,635
    SMC Corp..........................................    600  135,890
    SMK Corp..........................................  2,000    9,850
    SMS Co., Ltd......................................  2,000   39,034
    Sodick Co., Ltd...................................  1,800   11,830
    SoftBank Group Corp............................... 19,084  840,391
    Sogo Medical Co., Ltd.............................    300   10,867
    Sojitz Corp....................................... 62,600  135,212
    Sompo Japan Nipponkoa Holdings, Inc...............  7,200  213,529
#   Sony Corp.........................................  6,900  160,144
    Sony Corp. Sponsored ADR.......................... 13,327  318,249
    Sony Financial Holdings, Inc......................  4,600   76,117
    Sotetsu Holdings, Inc............................. 14,000   81,395
    Sparx Group Co., Ltd..............................  7,000   14,395
    Square Enix Holdings Co., Ltd.....................  2,800   67,286
    St Marc Holdings Co., Ltd.........................  1,200   32,252
    Stanley Electric Co., Ltd.........................  2,300   50,618

                                     1275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Star Micronics Co., Ltd...........................    700 $    7,660
    Start Today Co., Ltd..............................  3,300    105,103
    Starts Corp., Inc.................................  1,600     31,246
    Starzen Co., Ltd..................................    300      8,084
    Sugi Holdings Co., Ltd............................  1,200     62,220
    Sumco Corp........................................ 14,000     94,547
    Suminoe Textile Co., Ltd..........................  5,000     13,133
    Sumitomo Bakelite Co., Ltd........................ 10,000     38,093
    Sumitomo Chemical Co., Ltd........................ 94,231    478,787
#   Sumitomo Corp..................................... 15,000    149,522
#   Sumitomo Dainippon Pharma Co., Ltd................  2,200     24,513
    Sumitomo Densetsu Co., Ltd........................  2,100     25,328
    Sumitomo Electric Industries, Ltd................. 33,900    446,664
    Sumitomo Forestry Co., Ltd........................  9,900    125,698
    Sumitomo Heavy Industries, Ltd.................... 34,000    134,605
    Sumitomo Metal Mining Co., Ltd.................... 18,000    190,999
#   Sumitomo Mitsui Construction Co., Ltd............. 46,800     38,617
    Sumitomo Mitsui Financial Group, Inc.............. 36,700  1,231,234
    Sumitomo Mitsui Trust Holdings, Inc............... 98,000    313,345
    Sumitomo Osaka Cement Co., Ltd.................... 18,000     73,369
    Sumitomo Real Estate Sales Co., Ltd...............    700     14,758
    Sumitomo Realty & Development Co., Ltd............  1,000     28,032
    Sumitomo Riko Co., Ltd............................  2,500     22,788
    Sumitomo Rubber Industries, Ltd................... 10,200    129,456
#   Sumitomo Seika Chemicals Co., Ltd.................  4,000     23,171
    Sumitomo Warehouse Co., Ltd. (The)................  8,000     41,229
#   Sun Frontier Fudousan Co., Ltd....................  1,300     11,038
    Suntory Beverage & Food, Ltd......................  2,500    115,620
    Suruga Bank, Ltd..................................  5,700    103,487
    Suzuken Co., Ltd..................................  3,790    131,096
    Suzuki Motor Corp.................................  6,800    208,780
    Sysmex Corp.......................................  6,500    418,552
    T Hasegawa Co., Ltd...............................  1,500     19,677
    T&D Holdings, Inc................................. 15,500    177,363
    T&K Toka Co., Ltd.................................  1,000      8,544
    T-Gaia Corp.......................................    700      7,597
    Tachi-S Co., Ltd..................................  1,500     23,008
    Tadano, Ltd.......................................  6,000     60,292
    Taihei Dengyo Kaisha, Ltd.........................  3,000     31,263
    Taiheiyo Cement Corp.............................. 65,000    187,391
    Taiho Kogyo Co., Ltd..............................  1,600     17,320
    Taikisha, Ltd.....................................  1,200     25,699
    Taiko Bank, Ltd. (The)............................  7,000     13,318
    Taisei Corp....................................... 33,000    205,377
    Taiyo Holdings Co., Ltd...........................  1,000     33,737
    Taiyo Nippon Sanso Corp...........................  5,100     46,151
    Taiyo Yuden Co., Ltd..............................  5,700     65,983
    Takara Holdings, Inc..............................  4,000     29,968
    Takara Leben Co., Ltd.............................  5,500     28,276
    Takara Standard Co., Ltd..........................  5,000     35,385
    Takasago International Corp.......................    400      8,870
    Takasago Thermal Engineering Co., Ltd.............  3,000     40,085
    Takashimaya Co., Ltd.............................. 15,000    128,471

                                     1276

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#*  Takata Corp.......................................  1,000 $  5,520
    Takeda Pharmaceutical Co., Ltd....................  2,800  135,587
    Takeei Corp.......................................  3,000   22,816
    Takeuchi Manufacturing Co., Ltd...................  1,500   23,434
    Takiron Co., Ltd..................................  2,000    9,760
    Takuma Co., Ltd...................................  2,000   15,495
#   Tamron Co., Ltd...................................  1,000   14,293
    Tamura Corp.......................................  4,000   10,540
    TASAKI & Co., Ltd.................................  1,200   15,418
    Tatsuta Electric Wire and Cable Co., Ltd..........  4,900   16,561
    Tayca Corp........................................  3,000   13,771
#   TDK Corp..........................................  6,300  346,055
    TDK Corp. Sponsored ADR...........................  1,200   67,428
    Teijin, Ltd....................................... 74,000  271,131
    Tekken Corp.......................................  4,000    9,664
    Temp Holdings Co., Ltd............................  4,800   71,017
    Terumo Corp.......................................  7,800  248,006
    THK Co., Ltd......................................  5,200   83,089
    Toa Corp.(6894434)................................    900    9,032
    Toa Corp.(6894508)................................ 13,000   33,798
    TOA ROAD Corp.....................................  3,000   10,168
    Toagosei Co., Ltd.................................  5,100   42,621
#*  Tobishima Corp.................................... 13,200   19,902
    Tobu Railway Co., Ltd.............................  9,000   43,896
    TOC Co., Ltd......................................  2,800   22,273
    Tocalo Co., Ltd...................................    600   11,475
    Tochigi Bank, Ltd. (The)..........................  5,000   23,779
    Toda Corp......................................... 11,000   53,098
    Toei Co., Ltd.....................................  5,000   47,064
    Toenec Corp.......................................  4,000   25,509
    Toho Bank, Ltd. (The)............................. 12,000   40,604
    Toho Co., Ltd.(6895200)...........................  1,700   44,449
    Toho Co., Ltd.(6895211)...........................    200    3,645
#   Toho Gas Co., Ltd................................. 21,000  138,112
#   Toho Holdings Co., Ltd............................  2,900   67,328
*   Toho Titanium Co., Ltd............................  2,300   17,741
    Toho Zinc Co., Ltd................................  5,000   10,130
    Tohoku Electric Power Co., Inc.................... 11,900  149,444
    Tokai Carbon Co., Ltd.............................  8,000   21,722
    Tokai Corp/Gifu...................................    900   24,414
    TOKAI Holdings Corp...............................  4,600   21,537
    Tokai Rika Co., Ltd...............................  2,800   68,879
    Tokai Tokyo Financial Holdings, Inc...............  8,700   48,847
    Token Corp........................................    220   16,545
    Tokio Marine Holdings, Inc........................  7,400  264,769
    Tokushu Tokai Paper Co., Ltd......................  4,000   11,449
#*  Tokuyama Corp..................................... 18,000   35,585
#   Tokyo Dome Corp...................................  8,000   38,328
*   Tokyo Electric Power Co., Inc..................... 12,500   62,811
    Tokyo Electron, Ltd...............................  4,300  278,427
    Tokyo Energy & Systems, Inc.......................  2,000   16,451
    Tokyo Gas Co., Ltd................................ 59,000  271,851
#*  Tokyo Rope Manufacturing Co., Ltd.................  7,000    9,637

                                     1277

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Tokyo Seimitsu Co., Ltd...........................  2,100 $   45,049
    Tokyo Steel Manufacturing Co., Ltd................  4,100     28,979
    Tokyo Tatemono Co., Ltd...........................  6,200     66,702
    Tokyo TY Financial Group, Inc.....................  1,485     45,527
    Tokyotokeiba Co., Ltd.............................  5,000     11,016
    Tokyu Construction Co., Ltd.......................  4,800     32,379
    Tokyu Corp........................................ 19,000    148,084
    Tokyu Fudosan Holdings Corp....................... 14,000     91,815
    TOMONY Holdings, Inc..............................  8,700     29,916
    Tomy Co., Ltd.....................................  7,000     43,700
    Tonami Holdings Co., Ltd..........................  3,000      8,339
    TonenGeneral Sekiyu K.K...........................  8,000     65,218
    Topcon Corp.......................................  3,900     55,334
    Toppan Forms Co., Ltd.............................  4,300     51,661
    Toppan Printing Co., Ltd.......................... 19,000    165,336
    Topre Corp........................................  2,800     61,699
    Topy Industries, Ltd..............................  8,000     15,948
    Toray Industries, Inc............................. 49,000    415,364
    Torii Pharmaceutical Co., Ltd.....................  1,000     22,673
#   Torishima Pump Manufacturing Co., Ltd.............  1,100      8,373
#   Tosei Corp........................................  1,700     10,482
#*  Toshiba Corp...................................... 86,000    143,591
    Toshiba Machine Co., Ltd..........................  8,000     24,470
#   Toshiba Plant Systems & Services Corp.............  2,000     23,368
    Toshiba TEC Corp..................................  6,000     19,311
    Tosoh Corp........................................ 30,000    145,176
    Totetsu Kogyo Co., Ltd............................  1,300     31,484
    TOTO, Ltd.........................................  5,500    178,502
    Towa Bank, Ltd. (The)............................. 35,000     27,441
    Towa Corp.........................................  2,800     16,091
    Towa Pharmaceutical Co., Ltd......................    600     33,418
    Toyo Construction Co., Ltd........................  2,700     12,044
#*  Toyo Engineering Corp.............................  4,000      9,919
    Toyo Ink SC Holdings Co., Ltd.....................  9,000     33,909
#   Toyo Kanetsu K.K..................................  8,000     16,688
    Toyo Kohan Co., Ltd...............................  3,000      9,722
    Toyo Securities Co., Ltd..........................  4,000     12,203
    Toyo Seikan Group Holdings, Ltd...................  7,100    128,833
    Toyo Tanso Co., Ltd...............................  1,200     16,744
    Toyo Tire & Rubber Co., Ltd.......................  6,000    128,366
    Toyobo Co., Ltd................................... 70,000     92,022
    Toyoda Gosei Co., Ltd.............................  3,600     77,996
    Toyota Boshoku Corp...............................  4,500     91,341
    Toyota Motor Corp................................. 37,755  2,273,967
    Toyota Motor Corp. Sponsored ADR.................. 13,028  1,563,751
    Toyota Tsusho Corp................................  7,400    169,366
    TPR Co., Ltd......................................  1,400     37,282
#   Trancom Co., Ltd..................................    800     47,788
    Transcosmos, Inc..................................  1,400     34,626
    Trusco Nakayama Corp..............................    400     14,248
    TS Tech Co., Ltd..................................  2,400     59,537
    Tsubakimoto Chain Co..............................  7,000     49,737
    Tsugami Corp......................................  4,000     14,711

                                     1278

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Tsukishima Kikai Co., Ltd.........................  1,300 $ 12,034
    Tsukuba Bank, Ltd.................................  5,900   18,328
    Tsukui Corp.......................................  4,000   43,553
    Tsumura & Co......................................  2,300   62,651
    Tsuruha Holdings, Inc.............................  1,200   99,582
    Tv Tokyo Holdings Corp............................    700   12,845
#   UACJ Corp......................................... 14,000   30,522
    Ube Industries, Ltd............................... 52,000  101,280
    UKC Holdings Corp.................................    600   12,541
    Ulvac, Inc........................................  4,200  106,995
    Unicharm Corp..................................... 12,400  242,047
    Unipres Corp......................................  1,400   29,514
    United Arrows, Ltd................................  1,600   77,389
    United Super Markets Holdings, Inc................  2,700   24,821
    Universal Entertainment Corp......................  1,200   21,024
    Unizo Holdings Co., Ltd...........................    700   25,783
#   UNY Group Holdings Co., Ltd.......................  7,400   47,410
*   Usen Corp.........................................  9,900   29,124
    Ushio, Inc........................................  7,000   91,004
    USS Co., Ltd......................................  2,200   33,796
    Valor Holdings Co., Ltd...........................  2,300   49,795
    Vital KSK Holdings, Inc...........................  1,000    7,567
    VT Holdings Co., Ltd..............................  6,800   39,880
    Wacoal Holdings Corp..............................  7,000   81,841
#   Wacom Co., Ltd....................................  7,400   28,155
    Wakita & Co., Ltd.................................  2,800   20,955
    Warabeya Nichiyo Co., Ltd.........................  1,000   20,939
*   WATAMI Co., Ltd...................................  1,700   11,894
    Welcia Holdings Co., Ltd..........................    600   32,396
    West Japan Railway Co.............................  2,700  174,930
    Xebio Holdings Co., Ltd...........................  1,700   29,979
    Yahoo Japan Corp.................................. 13,500   51,501
    Yaizu Suisankagaku Industry Co., Ltd..............    200    1,708
    Yakult Honsha Co., Ltd............................  1,300   59,884
    YAMABIKO Corp.....................................  2,800   19,901
    Yamada Denki Co., Ltd............................. 20,300   98,306
#   Yamagata Bank, Ltd. (The)......................... 10,000   38,596
    Yamaguchi Financial Group, Inc.................... 10,000  108,288
    Yamaha Corp.......................................  3,800   90,700
    Yamaha Motor Co., Ltd.............................  5,700  114,175
    Yamaichi Electronics Co., Ltd.....................  3,500   22,105
    Yamanashi Chuo Bank, Ltd. (The)...................  9,000   42,267
#   Yamato Holdings Co., Ltd..........................  3,400   74,650
    Yamato Kogyo Co., Ltd.............................  1,600   37,881
    Yamazaki Baking Co., Ltd..........................  2,000   43,626
    Yamazen Corp......................................  3,900   32,516
    Yaoko Co., Ltd....................................    400   16,754
#   Yaskawa Electric Corp............................. 16,400  181,994
    Yasuda Logistics Corp.............................  1,500    9,960
    Yellow Hat, Ltd...................................    400    7,723
#   Yokogawa Bridge Holdings Corp.....................  2,300   20,747
#   Yokogawa Electric Corp............................ 14,700  164,597
#   Yokohama Reito Co., Ltd...........................  3,900   34,323

                                     1279

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Yokohama Rubber Co., Ltd. (The)...................   5,500 $    82,455
    Yondenko Corp.....................................   2,000       6,443
#   Yondoshi Holdings, Inc............................     900      20,369
    Yorozu Corp.......................................     900      19,260
#   Yoshinoya Holdings Co., Ltd.......................   1,500      18,200
    Yuasa Trading Co., Ltd............................   1,500      33,772
#   Yumeshin Holdings Co., Ltd........................   1,700       8,212
    Yurtec Corp.......................................   3,000      22,940
    Yusen Logistics Co., Ltd..........................     800       9,485
    Zenkoku Hosho Co., Ltd............................   1,000      31,340
#   Zenrin Co., Ltd...................................     600      12,397
    Zensho Holdings Co., Ltd..........................   5,600      68,123
    Zeon Corp.........................................  11,000      74,194
    ZERIA Pharmaceutical Co., Ltd.....................   1,100      12,905
                                                               -----------
TOTAL JAPAN...........................................          88,715,094
                                                               -----------
NETHERLANDS -- (3.1%)
    Aalberts Industries NV............................   6,166     194,752
    Accell Group......................................     679      13,788
    Aegon NV..........................................  81,799     462,571
    Akzo Nobel NV.....................................  18,522   1,188,130
    AMG Advanced Metallurgical Group NV...............   3,569      32,526
    Amsterdam Commodities NV..........................   1,121      27,430
#*  APERAM SA.........................................   3,036      94,844
    Arcadis NV........................................   2,684      35,993
    ArcelorMittal(B295F26)............................  35,056     133,914
#   ArcelorMittal(B03XPL1)............................   4,051      15,369
    ASM International NV..............................   3,186     126,901
#   ASML Holding NV(B908F01)..........................   3,126     287,092
    ASML Holding NV(B929F46)..........................   1,373     126,009
    BE Semiconductor Industries NV....................   1,352      27,399
    Beter Bed Holding NV..............................     515      12,013
    BinckBank NV......................................   5,442      43,397
    Boskalis Westminster..............................   4,599     181,170
#   Brunel International NV...........................   1,064      17,849
    Corbion NV........................................   2,669      59,334
#   Delta Lloyd NV....................................  11,310      66,907
*   Fugro NV..........................................   3,604      53,100
#   Gemalto NV........................................   3,558     213,805
#*  Heijmans NV.......................................   1,353      10,433
    Heineken NV.......................................   4,475     388,574
    Hunter Douglas NV.................................     235       9,434
    ING Groep NV......................................   4,966      56,574
    ING Groep NV Sponsored ADR........................  59,370     688,098
    KAS Bank NV.......................................     625       6,666
    Kendrion NV.......................................   1,050      24,642
    Koninklijke Ahold NV..............................  36,449     824,469
*   Koninklijke BAM Groep NV..........................  12,170      65,393
    Koninklijke DSM NV................................  14,307     693,489
    Koninklijke KPN NV................................ 179,102     693,062
    Koninklijke Philips NV(500472303).................  15,186     405,162
    Koninklijke Philips NV(5986622)...................  17,265     459,762
    Koninklijke Vopak NV..............................   5,382     234,092

                                     1280

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
NETHERLANDS -- (Continued)
    Nederland Apparatenfabriek........................    620 $    20,108
    NN Group NV.......................................  5,340     180,914
*   PostNL NV......................................... 25,820      93,961
    Randstad Holding NV...............................  5,090     277,297
    RELX NV........................................... 44,774     747,119
    RELX NV Sponsored ADR.............................  8,127     136,205
#*  SBM Offshore NV................................... 14,256     188,194
    Sligro Food Group NV..............................  1,668      61,138
*   Telegraaf Media Groep NV..........................    581       2,377
    TKH Group NV......................................  2,234      83,025
    TNT Express NV....................................  8,337      71,123
*   TomTom NV.........................................  4,250      44,101
    Unilever NV(904784709)............................ 33,790   1,500,614
#   Unilever NV(B12T3J1)..............................  3,805     166,961
    USG People NV.....................................  1,366      25,494
    Van Lanschot NV...................................    450      10,870
    Wessanen..........................................  4,831      41,015
    Wolters Kluwer NV................................. 19,600     667,447
                                                              -----------
TOTAL NETHERLANDS.....................................         12,292,106
                                                              -----------
NEW ZEALAND -- (0.3%)
#   Air New Zealand, Ltd.............................. 30,061      57,671
    Auckland International Airport, Ltd............... 19,632      70,829
*   Chorus, Ltd.......................................  5,242      12,780
*   Chorus, Ltd. ADR..................................    880      10,644
    Contact Energy, Ltd............................... 26,952      80,563
*   Diligent Corp.....................................  2,863      11,135
    Ebos Group, Ltd...................................  2,665      23,293
    Fisher & Paykel Healthcare Corp., Ltd............. 25,179     141,544
    Fletcher Building, Ltd.(6341606).................. 13,458      60,333
    Fletcher Building, Ltd.(6341617)..................  1,711       7,677
    Freightways, Ltd..................................  8,232      33,942
    Genesis Energy, Ltd............................... 19,051      23,506
    Infratil, Ltd..................................... 32,214      64,782
    Kathmandu Holdings, Ltd...........................  8,976       8,876
    Mainfreight, Ltd..................................  3,422      33,063
    Metlifecare, Ltd..................................  6,336      18,171
    Mighty River Power, Ltd........................... 14,540      25,055
    New Zealand Refining Co., Ltd. (The)..............  7,267      17,480
    Nuplex Industries, Ltd............................ 14,471      39,015
    Port of Tauranga, Ltd.............................  1,623      19,669
    Restaurant Brands New Zealand, Ltd................  3,600       9,866
    Ryman Healthcare, Ltd.............................  2,962      15,463
    SKY Network Television, Ltd.......................  8,043      23,889
    SKYCITY Entertainment Group, Ltd.................. 23,250      70,567
    Spark New Zealand, Ltd............................ 80,083     175,170
    Steel & Tube Holdings, Ltd........................  4,051       5,631
    Summerset Group Holdings, Ltd..................... 14,795      38,166
    Trade Me Group, Ltd............................... 22,101      57,608
    TrustPower, Ltd...................................  3,375      16,515
    Vector, Ltd....................................... 11,011      23,069

                                     1281

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The).......................  5,791 $   10,066
                                                              ----------
TOTAL NEW ZEALAND.....................................         1,206,038
                                                              ----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA.................... 10,039      6,952
#*  Akastor ASA.......................................  3,915      3,937
    Aker ASA Class A..................................    951     16,934
#   Aker Solutions ASA................................ 12,181     36,944
    American Shipping Co. ASA.........................  3,443     10,093
    Atea ASA..........................................  2,131     17,346
    Austevoll Seafood ASA.............................  5,066     32,506
    Bakkafrost P/F....................................  1,935     64,448
    BW LPG, Ltd.......................................  2,507     19,249
    BW Offshore, Ltd.................................. 28,042      6,898
#*  Det Norske Oljeselskap ASA........................  6,566     40,113
    DNB ASA........................................... 10,893    131,436
#*  DNO ASA........................................... 28,000     18,760
    Ekornes ASA.......................................    454      4,911
    Farstad Shipping ASA..............................    124        220
*   Fred Olsen Energy ASA.............................  3,684     14,703
    Frontline, Ltd....................................  8,734     19,250
    Gjensidige Forsikring ASA.........................  4,722     75,137
    Golar LNG, Ltd....................................    568     10,576
#   Hexagon Composites ASA............................  6,571     15,670
#   Hoegh LNG Holdings, Ltd...........................  1,560     16,265
*   Kongsberg Automotive ASA.......................... 23,789     16,158
#   Kongsberg Gruppen ASA.............................  1,943     30,985
    Kvaerner ASA......................................  5,584      4,348
    Leroy Seafood Group ASA...........................    940     36,051
    Marine Harvest ASA................................  2,735     37,279
#*  Nordic Semiconductor ASA..........................  8,606     40,228
    Norsk Hydro ASA................................... 55,599    184,834
#*  Norske Skogindustrier ASA.........................  2,500        636
#*  Norwegian Air Shuttle ASA.........................  1,098     33,371
#   Ocean Yield ASA...................................  3,191     22,113
#   Opera Software ASA................................  2,172     11,119
    Orkla ASA......................................... 12,452    100,879
#   Petroleum Geo-Services ASA........................ 17,151     52,338
#   Prosafe SE........................................ 16,084     26,207
*   REC Silicon ASA................................... 77,614     11,907
    Salmar ASA........................................  2,031     40,046
    Schibsted ASA Class A.............................  2,038     59,818
*   Schibsted ASA Class B.............................  2,038     57,313
*   Songa Offshore....................................  6,531        667
    SpareBank 1 SMN...................................  2,099     11,380
    SpareBank 1 SR-Bank ASA...........................  6,486     26,846
    Statoil ASA....................................... 25,491    348,805
#   Statoil ASA Sponsored ADR......................... 31,385    426,836
    Stolt-Nielsen, Ltd................................  1,153     13,241
*   Storebrand ASA.................................... 20,185     82,219
*   Subsea 7 SA....................................... 15,884     95,115
    Telenor ASA....................................... 17,226    280,994
    TGS Nopec Geophysical Co. ASA.....................  6,413     92,939

                                     1282

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
    Tomra Systems ASA.................................     4,410 $   42,814
    Veidekke ASA......................................     5,045     63,199
    Wilh Wilhelmsen ASA...............................     3,408     12,803
    Wilh Wilhelmsen Holding ASA Class A...............     1,249     18,223
    Yara International ASA............................     4,192    158,918
                                                                 ----------
TOTAL NORWAY..........................................            3,002,977
                                                                 ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................     8,166     33,179
*   Banco BPI SA......................................    28,012     30,655
*   Banco Comercial Portugues SA Class R.............. 1,071,296     45,319
*   Banco Espirito Santo SA...........................    18,689         --
    CTT-Correios de Portugal SA.......................     2,857     24,818
    EDP - Energias de Portugal SA.....................    72,522    253,251
    EDP Renovaveis SA.................................    14,395    111,844
    Galp Energia SGPS SA..............................    31,505    373,795
    Jeronimo Martins SGPS SA..........................    17,795    248,175
#   Mota-Engil SGPS SA................................     4,412      6,960
    NOS SGPS SA.......................................    10,831     78,603
    Portucel SA.......................................    21,719     72,706
    REN - Redes Energeticas Nacionais SGPS SA.........    13,627     40,962
    Sonae SGPS SA.....................................    43,528     48,813
                                                                 ----------
TOTAL PORTUGAL........................................            1,369,080
                                                                 ----------
SINGAPORE -- (1.0%)
    Banyan Tree Holdings, Ltd.........................    47,000     12,365
*   Biosensors International Group, Ltd...............    28,000     15,182
*   Boustead Projects, Ltd............................     5,100      2,418
    Boustead Singapore, Ltd...........................    17,000      9,476
    Bukit Sembawang Estates, Ltd......................     5,000     15,406
*   Bund Center Investment, Ltd.......................    21,000      2,459
    CapitaLand, Ltd...................................    59,000    128,254
    China Merchants Holdings Pacific, Ltd.............    26,400     14,601
    Chip Eng Seng Corp., Ltd..........................    45,000     20,465
    City Developments, Ltd............................    17,000     83,391
    ComfortDelGro Corp., Ltd..........................    81,000    161,861
#   Cosco Corp. Singapore, Ltd........................    21,000      5,004
    CSE Global, Ltd...................................    38,000     11,753
#   CWT, Ltd..........................................    21,000     27,142
    Dairy Farm International Holdings, Ltd............     7,100     44,016
    DBS Group Holdings, Ltd...........................    13,191    131,136
*   Del Monte Pacific, Ltd............................    92,600     22,917
#   Ezion Holdings, Ltd...............................   105,800     38,848
*   Ezra Holdings, Ltd................................    75,402      3,058
    First Resources, Ltd..............................    33,000     40,649
    Frasers Centrepoint, Ltd..........................     9,000     10,440
    Genting Singapore P.L.C...........................    36,500     18,206
    GL, Ltd...........................................    43,000     26,058
    Global Logistic Properties, Ltd...................    42,300     50,133
*   GMG Global, Ltd...................................    30,400      6,625
    Golden Agri-Resources, Ltd........................   142,900     37,433
    Great Eastern Holdings, Ltd.......................     2,000     28,153

                                     1283

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
SINGAPORE -- (Continued)
    GuocoLand, Ltd....................................  17,666 $ 21,055
    Ho Bee Land, Ltd..................................  17,000   22,465
    Hongkong Land Holdings, Ltd.......................   5,700   35,915
    Hutchison Port Holdings Trust..................... 263,600  125,950
#   Hyflux, Ltd.......................................  26,000    8,915
    Indofood Agri Resources, Ltd......................  18,000    5,468
    Jardine Cycle & Carriage, Ltd.....................   1,888   49,884
    k1 Ventures, Ltd..................................   4,200    2,820
    Keppel Corp., Ltd.................................  59,900  213,621
    Keppel Infrastructure Trust.......................  82,785   26,794
    Keppel Telecommunications & Transportation, Ltd...   3,000    2,998
    Lian Beng Group, Ltd..............................  30,000    8,960
    M1, Ltd...........................................  11,000   17,888
    Mandarin Oriental International, Ltd..............   6,800    9,203
    Midas Holdings, Ltd...............................  71,000   12,782
    Nam Cheong, Ltd...................................  80,000    5,747
#   Noble Group, Ltd.................................. 191,000   42,216
    NSL, Ltd..........................................   2,000    2,136
    Olam International, Ltd...........................  14,000   16,004
#   OSIM International, Ltd...........................  15,000   10,736
    OUE, Ltd..........................................  13,000   15,078
    Oversea-Chinese Banking Corp., Ltd................  43,886  245,590
    Oxley Holdings, Ltd...............................  33,700    9,995
#   Petra Foods, Ltd..................................  28,200   45,766
    Raffles Education Corp., Ltd......................   5,310      893
    Raffles Medical Group, Ltd........................  13,144   37,536
    Religare Health Trust.............................  15,400   10,192
    SATS, Ltd.........................................  32,460   88,805
    SembCorp Industries, Ltd..........................  61,000  108,701
#   SembCorp Marine, Ltd..............................  53,500   59,156
    Sheng Siong Group, Ltd............................  39,700   23,322
    SIA Engineering Co., Ltd..........................   9,700   23,609
    Sinarmas Land, Ltd................................  66,000   19,556
    Singapore Airlines, Ltd...........................  24,400  189,821
    Singapore Exchange, Ltd...........................  17,500   87,180
    Singapore Post, Ltd...............................  45,900   43,203
    Singapore Press Holdings, Ltd.....................  28,200   70,786
    Singapore Technologies Engineering, Ltd...........  40,000   81,139
    Singapore Telecommunications, Ltd................. 160,900  398,976
    SMRT Corp., Ltd...................................  48,700   52,318
    Stamford Land Corp., Ltd..........................  32,000   10,977
    StarHub, Ltd......................................  24,700   58,886
    Super Group, Ltd..................................  18,000    9,601
#*  Swiber Holdings, Ltd..............................  50,250    6,527
    Tat Hong Holdings, Ltd............................  24,000    7,878
    United Engineers, Ltd.............................  16,000   20,074
    United Industrial Corp., Ltd......................  35,700   75,419
    United Overseas Bank, Ltd.........................  16,359  207,968
    UOB-Kay Hian Holdings, Ltd........................  11,000   10,714
    UOL Group, Ltd....................................  14,451   57,250
#*  Vard Holdings, Ltd................................  23,000    2,458
    Venture Corp., Ltd................................  10,600   58,075

                                     1284

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Wheelock Properties Singapore, Ltd................  12,900 $   12,386
    Wilmar International, Ltd.........................  17,000     34,371
    Wing Tai Holdings, Ltd............................  16,910     18,266
*   Yongnam Holdings, Ltd.............................  28,250      6,632
                                                               ----------
TOTAL SINGAPORE.......................................          3,818,110
                                                               ----------
SPAIN -- (2.9%)
    Abertis Infraestructuras SA.......................  15,813    235,588
    Acciona SA........................................   1,891    145,272
    Acerinox SA.......................................   6,387     57,599
    ACS Actividades de Construccion y Servicios SA....   7,446    189,157
    Adveo Group International SA......................     590      3,680
    Almirall SA.......................................   2,902     56,028
#   Amadeus IT Holding SA Class A.....................  13,072    533,844
    Applus Services SA................................   1,476     12,048
    Atresmedia Corp de Medios de Comunicacion SA......   2,220     21,067
    Banco Bilbao Vizcaya Argentaria SA................  33,012    212,482
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..  94,554    611,766
    Banco de Sabadell SA.............................. 224,469    406,274
    Banco Popular Espanol SA..........................  76,133    205,706
    Banco Santander SA................................ 257,363  1,102,910
    Banco Santander SA Sponsored ADR..................  95,174    398,780
    Bankia SA......................................... 106,115    105,600
    Bankinter SA......................................  38,647    269,692
*   Baron de Ley......................................     128     13,408
#   Bolsas y Mercados Espanoles SHMSF SA..............   4,251    127,714
    CaixaBank SA......................................  81,971    249,049
*   Caja de Ahorros del Mediterraneo..................     233         --
*   Cementos Portland Valderrivas SA..................     155        860
    Cia de Distribucion Integral Logista Holdings SA..     703     14,655
    Cie Automotive SA.................................   2,547     37,143
    Construcciones y Auxiliar de Ferrocarriles SA.....      77     20,438
    Distribuidora Internacional de Alimentacion SA....  29,797    160,619
    Ebro Foods SA.....................................   1,697     33,259
    Elecnor SA........................................       3         22
    Enagas SA.........................................  14,582    424,134
    Ence Energia y Celulosa SA........................  11,101     35,399
    Endesa SA.........................................   6,909    133,753
    Faes Farma SA.....................................   8,590     25,178
    Ferrovial SA......................................   8,461    185,404
*   Fomento de Construcciones y Contratas SA..........   1,468     11,073
    Gamesa Corp. Tecnologica SA.......................   9,484    177,242
    Gas Natural SDG SA................................  17,762    348,918
    Grifols SA........................................  12,668    264,397
    Grupo Catalana Occidente SA.......................   1,384     42,483
    Iberdrola SA...................................... 137,665    967,684
*   Indra Sistemas SA.................................   3,186     31,499
    Industria de Diseno Textil SA.....................  15,197    500,121
*   Inmobiliaria Colonial SA..........................  82,553     55,302
    Laboratorios Farmaceuticos Rovi SA................   1,523     23,119
*   Liberbank SA......................................  20,113     27,855
    Mapfre SA.........................................  73,204    164,435
    Mediaset Espana Comunicacion SA...................   7,933     77,147

                                     1285

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Melia Hotels International SA.....................   3,189 $    34,825
    Miquel y Costas & Miquel SA.......................     531      19,991
*   NH Hotel Group SA.................................   8,316      34,550
    Obrascon Huarte Lain SA...........................   7,119      38,090
    Papeles y Cartones de Europa SA...................   2,451      12,952
*   Pescanova SA......................................   1,279          --
*   Promotora de Informaciones SA Class A.............     880       4,570
    Prosegur Cia de Seguridad SA......................  11,835      53,089
*   Realia Business SA................................  12,564      11,997
    Red Electrica Corp. SA............................   4,379     354,541
    Repsol SA.........................................  21,064     218,400
    Repsol SA Sponsored ADR...........................   5,075      53,034
    Sacyr SA..........................................  11,109      18,736
    Tecnicas Reunidas SA..............................   1,644      54,780
    Telefonica SA..................................... 108,260   1,142,631
    Telefonica SA Sponsored ADR.......................  23,967     251,414
    Tubacex SA........................................   5,015       9,063
    Tubos Reunidos SA.................................   1,662       1,075
    Vidrala SA........................................     520      25,445
    Viscofan SA.......................................   2,065     123,772
*   Vocento SA........................................     844       1,130
    Zardoya Otis SA...................................   9,073      95,580
                                                               -----------
TOTAL SPAIN...........................................          11,279,468
                                                               -----------
SWEDEN -- (3.1%)
    AAK AB............................................   1,283      83,517
    Acando AB.........................................  12,563      24,950
    AddTech AB Class B................................   2,966      40,578
    AF AB Class B.....................................   3,170      49,986
    Alfa Laval AB.....................................  10,288     177,377
    Assa Abloy AB Class B.............................  23,253     492,850
    Atlas Copco AB Class A............................  17,376     371,964
    Atlas Copco AB Class B............................  10,812     220,819
#   Atrium Ljungberg AB Class B.......................   2,034      29,416
    Avanza Bank Holding AB............................   1,203      45,378
    Axfood AB.........................................   2,764      48,360
    B&B Tools AB Class B..............................   1,109      14,194
    Beijer Alma AB....................................   1,735      38,890
    Beijer Ref AB Class B.............................     522      11,406
    Betsson AB........................................   3,966      63,395
    Bilia AB Class A..................................   1,984      37,211
    BillerudKorsnas AB................................   2,884      45,956
    BioGaia AB Class B................................     462      13,861
    Bjorn Borg AB.....................................     385       1,351
    Boliden AB........................................  18,626     259,136
#   Bulten AB.........................................   2,524      22,868
    Byggmax Group AB..................................   3,589      29,854
    Castellum AB......................................   1,653      24,644
    Clas Ohlson AB Class B............................   1,454      24,107
*   Cloetta AB Class B................................   6,574      21,136
    Com Hem Holding AB................................   3,623      30,617
    Concentric AB.....................................   1,936      19,673
*   Doro AB...........................................   4,193      28,386

                                     1286

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Duni AB...........................................  2,923 $ 43,757
    Electrolux AB Series B............................  8,615  187,654
#   Elekta AB Class B................................. 23,332  174,000
#*  Eniro AB.......................................... 10,524    1,077
    Fabege AB.........................................  7,102  110,106
#*  Fingerprint Cards AB Class B......................  1,485   80,362
    Getinge AB Class B................................ 10,868  239,382
    Gunnebo AB........................................  1,977    9,851
    Haldex AB.........................................  3,031   26,209
    Hemfosa Fastigheter AB............................  3,886   38,400
    Hennes & Mauritz AB Class B....................... 24,420  799,687
    Hexagon AB Class B................................  7,616  253,966
    Hexpol AB......................................... 17,026  151,085
    HIQ International AB..............................  2,384   13,862
    Holmen AB Class B.................................  3,679  105,442
    Hufvudstaden AB Class A...........................    111    1,530
    Husqvarna AB Class A..............................  3,992   25,472
    Husqvarna AB Class B.............................. 23,254  147,703
    ICA Gruppen AB....................................  3,806  134,608
#   Indutrade AB......................................  1,191   63,406
    Intrum Justitia AB................................  3,214  106,501
    ITAB Shop Concept AB Class B......................    431   12,645
    JM AB.............................................  4,593  126,490
    Klovern AB Class B................................ 13,548   13,523
    Kungsleden AB.....................................  6,798   45,461
    Lagercrantz Group AB Class B......................  1,440   11,282
    Lindab International AB...........................  2,338   16,884
    Loomis AB Class B.................................  2,177   64,833
#*  Lundin Petroleum AB...............................  5,299   76,187
    Meda AB Class A...................................  9,469  101,903
*   Medivir AB Class B................................  1,257    9,850
#   Mekonomen AB......................................  1,588   32,424
    Millicom International Cellular SA................  1,764   77,929
    Modern Times Group MTG AB Class B.................  1,582   41,959
    Mycronic AB.......................................  9,882   88,625
    NCC AB Class A....................................    392   13,253
    NCC AB Class B....................................  5,374  182,444
    NetEnt AB.........................................  1,119   55,963
#   New Wave Group AB Class B.........................  2,987   10,734
    Nibe Industrier AB Class B........................  4,348  125,643
    Nobia AB..........................................  6,331   70,726
    Nolato AB Class B.................................  1,124   29,687
    Nordea Bank AB.................................... 45,824  461,434
    Nordnet AB Class B................................  4,675   18,635
    Peab AB........................................... 11,052   83,923
    Proact IT Group AB................................  1,939   27,553
    Ratos AB Class B.................................. 11,171   59,895
    Rezidor Hotel Group AB............................  6,804   23,264
    Saab AB Class B...................................  2,478   74,801
    Sagax AB Class B..................................  1,654   12,116
#   Sandvik AB........................................ 39,660  331,887
#*  SAS AB............................................  6,947   19,989
    Securitas AB Class B.............................. 20,750  305,857

                                     1287

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
SWEDEN -- (Continued)
#*  Sensys Gatso Group AB............................. 29,499 $     9,193
    Skandinaviska Enskilda Banken AB Class A.......... 27,564     265,676
    Skanska AB Class B................................ 11,826     228,166
    SKF AB Class A....................................  2,127      32,342
    SKF AB Class B.................................... 18,753     286,013
    SkiStar AB........................................  1,243      16,831
#*  SSAB AB Class A(BPRBWK4)..........................  1,911       4,600
#*  SSAB AB Class A(B17H0S8)..........................  9,370      22,600
*   SSAB AB Class B(BPRBWM6)..........................  4,879      10,216
#*  SSAB AB Class B(B17H3F6)..........................  8,498      17,851
    Svenska Cellulosa AB SCA Class A..................  1,455      42,917
    Svenska Cellulosa AB SCA Class B.................. 21,843     647,375
    Svenska Handelsbanken AB Class A.................. 14,511     182,583
    Sweco AB..........................................  1,027      15,078
    Sweco AB Class B..................................  1,119      16,456
    Swedbank AB Class A............................... 15,868     332,796
    Swedish Match AB.................................. 10,627     378,032
*   Swedish Orphan Biovitrum AB.......................  3,041      38,491
    Systemair AB......................................    348       4,519
    Tele2 AB Class B..................................  8,177      67,995
    Telefonaktiebolaget LM Ericsson Class A...........  1,595      13,720
    Telefonaktiebolaget LM Ericsson Class B........... 51,438     456,897
    Telefonaktiebolaget LM Ericsson Sponsored ADR..... 39,710     353,419
    TeliaSonera AB.................................... 73,390     346,620
    Trelleborg AB Class B.............................  7,922     136,740
    Unibet Group P.L.C................................  9,920     112,280
    Vitrolife AB......................................  1,098      34,589
    Volvo AB Class A..................................  9,893      91,368
    Volvo AB Class B.................................. 42,453     385,594
    Wallenstam AB Class B.............................  7,446      53,042
    Wihlborgs Fastigheter AB..........................  2,227      42,785
                                                              -----------
TOTAL SWEDEN..........................................         12,260,523
                                                              -----------
SWITZERLAND -- (7.8%)
    ABB, Ltd.......................................... 37,898     654,878
#   ABB, Ltd. Sponsored ADR........................... 37,621     650,843
    Actelion, Ltd.....................................  2,103     277,132
    Adecco SA......................................... 10,371     636,677
*   AFG Arbonia-Forster Holding AG....................  2,304      22,276
    Allreal Holding AG................................    691      91,134
    Alpiq Holding AG..................................    430      44,203
    ams AG............................................  2,742      75,718
    APG SGA SA........................................     33      12,833
    Ascom Holding AG..................................  2,178      34,767
    Autoneum Holding AG...............................    181      39,489
    Baloise Holding AG................................  1,892     231,930
    Bank Coop AG......................................    211       8,536
    Banque Cantonale Vaudoise.........................    147      88,750
    Barry Callebaut AG................................     47      53,805
    Basler Kantonalbank...............................    208      13,930
    Belimo Holding AG.................................     13      29,480
    Bell AG...........................................      7      24,577
#   Berner Kantonalbank AG............................    289      54,579

                                     1288

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
    BKW AG............................................    325 $ 11,877
    Bobst Group SA....................................    718   29,478
    Bossard Holding AG Class A........................    343   31,586
    Bucher Industries AG..............................    385   78,940
    Burckhardt Compression Holding AG.................    214   66,810
    Burkhalter Holding AG.............................    229   23,641
    Calida Holding AG.................................    274    8,220
    Cembra Money Bank AG..............................  1,306   78,579
*   Charles Voegele Holding AG........................    527    3,829
    Chocoladefabriken Lindt & Sprungli AG.............      2  138,133
    Cie Financiere Richemont SA.......................  9,547  620,516
    Cie Financiere Tradition SA.......................    164    9,760
    Clariant AG....................................... 15,673  255,931
    Coltene Holding AG................................    282   17,044
    Conzzeta AG.......................................     72   43,425
*   Cosmo Pharmaceuticals SA..........................    145   21,287
    Credit Suisse Group AG............................ 25,496  451,671
    Credit Suisse Group AG Sponsored ADR..............  2,817   50,143
    Daetwyler Holding AG..............................    441   56,298
    DKSH Holding AG...................................  1,238   76,230
    dorma+kaba Holding AG Class B.....................    165  101,928
*   Dufry AG..........................................    960  104,095
    Emmi AG...........................................    147   67,817
    EMS-Chemie Holding AG.............................    477  200,215
    Energiedienst Holding AG..........................    195    4,756
    Feintool International Holding AG.................    280   21,283
    Flughafen Zuerich AG..............................    211  155,575
    Forbo Holding AG..................................     58   61,556
    Galenica AG.......................................    238  332,531
    GAM Holding AG....................................  2,563   35,807
    Gategroup Holding AG..............................  2,603   96,223
    Geberit AG........................................  1,394  494,129
    Georg Fischer AG..................................    218  144,068
    Givaudan SA.......................................    392  734,092
    Gurit Holding AG..................................     43   21,791
    Helvetia Holding AG...............................    337  175,619
    Huber & Suhner AG.................................    684   28,915
    Implenia AG.......................................    843   41,361
    Inficon Holding AG................................    144   40,864
    Interroll Holding AG..............................     58   44,728
    Intershop Holding AG..............................     64   25,864
    Julius Baer Group, Ltd............................  4,837  205,315
    Kardex AG.........................................    470   33,683
    Komax Holding AG..................................    142   30,144
    Kudelski SA.......................................  2,490   34,188
    Kuehne + Nagel International AG...................  1,872  247,759
    Kuoni Reisen Holding AG...........................    260   80,928
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  5,710  242,144
    LafargeHolcim, Ltd.(7110753)......................  9,065  381,536
    LEM Holding SA....................................     36   26,447
    Liechtensteinische Landesbank AG..................    694   24,512
    Logitech International SA(H50430232)..............  1,998   31,668
    Logitech International SA(B18ZRK2)................  7,268  115,323

                                     1289

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Lonza Group AG....................................  2,815 $  431,256
    Luzerner Kantonalbank AG..........................    147     54,599
    Metall Zug AG.....................................      9     22,173
#*  Meyer Burger Technology AG........................  3,607     20,799
    Mobilezone Holding AG.............................  2,139     30,035
    Mobimo Holding AG.................................    342     72,205
    Nestle SA......................................... 37,801  2,784,889
    Novartis AG....................................... 13,637  1,056,505
    Novartis AG Sponsored ADR......................... 25,482  1,986,832
    OC Oerlikon Corp. AG..............................  1,482     13,227
*   Orascom Development Holding AG....................    654      5,711
    Orior AG..........................................    397     23,566
    Panalpina Welttransport Holding AG................    379     36,789
    Partners Group Holding AG.........................    705    254,261
    Phoenix Mecano AG.................................     30     12,812
*   Plazza AG.........................................     72     13,955
    PSP Swiss Property AG.............................  1,412    120,324
    Rieter Holding AG.................................    198     36,702
    Roche Holding AG(7108918).........................    997    256,509
    Roche Holding AG(7110388)......................... 24,266  6,285,480
    Schindler Holding AG..............................    551     85,148
    Schweiter Technologies AG.........................     58     47,497
    SFS Group AG......................................    836     54,312
    SGS SA............................................    190    369,256
    Siegfried Holding AG..............................    195     35,939
    Sika AG...........................................    182    651,312
    Sonova Holding AG.................................  4,213    506,052
    St Galler Kantonalbank AG.........................     77     27,300
    Straumann Holding AG..............................    509    154,544
    Sulzer AG.........................................  1,178    107,436
#   Swatch Group AG (The)(7184725)....................  1,279    437,428
    Swatch Group AG (The)(7184736)....................  1,373     91,120
    Swiss Life Holding AG.............................  1,203    306,650
    Swiss Re AG.......................................  7,767    723,001
    Swisscom AG.......................................  1,415    703,855
    Swissquote Group Holding SA.......................    501     12,873
    Syngenta AG.......................................  1,903    700,713
    Syngenta AG ADR...................................  4,200    310,296
    Tamedia AG........................................    125     20,798
    Tecan Group AG....................................    432     62,382
    Temenos Group AG..................................  2,679    130,217
    U-Blox AG.........................................    336     67,774
    UBS Group AG(BRJL176)............................. 25,595    422,961
*   UBS Group AG(H42097107)........................... 34,938    581,368
    Valiant Holding AG................................    838     91,445
    Valora Holding AG.................................    187     38,508
    Vaudoise Assurances Holding SA....................     47     22,983
    Vetropack Holding AG..............................      6      8,316
*   Von Roll Holding AG...............................  4,126      2,488
    Vontobel Holding AG...............................  1,601     67,444
    VP Bank AG........................................     13      1,068
    VZ Holding AG.....................................     71     18,999
    Walliser Kantonalbank.............................    150     11,173

                                     1290

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
SWITZERLAND -- (Continued)
    Walter Meier AG...................................    300 $    10,328
    Warteck Invest AG.................................      6      10,199
    Zehnder Group AG..................................    480      16,908
    Zug Estates Holding AG............................      5       7,212
    Zuger Kantonalbank AG.............................      2       9,338
    Zurich Insurance Group AG.........................  3,945     874,470
                                                              -----------
TOTAL SWITZERLAND.....................................         30,825,539
                                                              -----------
UNITED KINGDOM -- (15.2%)
    888 Holdings P.L.C................................  5,803      14,511
    A.G.BARR P.L.C....................................  3,860      29,037
    Aberdeen Asset Management P.L.C................... 62,354     219,789
    Acacia Mining P.L.C...............................    156         461
    Admiral Group P.L.C...............................  9,283     235,861
    Afren P.L.C....................................... 43,528           4
    Aggreko P.L.C..................................... 12,095     147,640
    Amec Foster Wheeler P.L.C......................... 23,077     136,631
    Amlin P.L.C....................................... 14,651     139,871
    Anglo American P.L.C.............................. 28,008     111,716
    Anglo Pacific Group P.L.C......................... 11,214       9,105
    Antofagasta P.L.C................................. 14,119      77,050
    ARM Holdings P.L.C................................  3,952      56,377
    ARM Holdings P.L.C. Sponsored ADR.................  4,970     214,108
#   Ashmore Group P.L.C............................... 20,885      65,678
    Ashtead Group P.L.C............................... 23,762     306,536
    Associated British Foods P.L.C....................    490      22,106
    AstraZeneca P.L.C. Sponsored ADR.................. 52,846   1,702,698
    AVEVA Group P.L.C.................................  1,017      19,434
    Aviva P.L.C....................................... 60,473     417,071
    Aviva P.L.C. Sponsored ADR........................  6,293      86,843
    Avon Rubber P.L.C.................................    439       4,986
    B&M European Value Retail SA......................  2,530      10,163
    Babcock International Group P.L.C................. 14,816     194,157
    BAE Systems P.L.C................................. 83,632     618,529
*   Balfour Beatty P.L.C.............................. 35,417     127,002
    Barclays P.L.C.................................... 23,186      62,043
    Barclays P.L.C. Sponsored ADR..................... 63,125     680,487
    Barratt Developments P.L.C........................ 52,337     448,932
    BBA Aviation P.L.C................................ 33,706      78,524
    Beazley P.L.C..................................... 27,575     148,267
    Bellway P.L.C.....................................  8,060     320,044
    Berendsen P.L.C...................................  9,729     151,707
    Berkeley Group Holdings P.L.C.....................  8,921     451,015
    Betfair Group P.L.C...............................    668      41,825
    BG Group P.L.C.................................... 65,877     996,903
    BGEO Group P.L.C..................................  1,539      38,965
    BHP Billiton P.L.C. ADR........................... 35,040     688,536
    Bloomsbury Publishing P.L.C.......................  3,636       7,772
    Bodycote P.L.C.................................... 10,372      81,121
    Booker Group P.L.C................................ 21,258      50,589
    Bovis Homes Group P.L.C...........................  5,933      79,502
    BP P.L.C. Sponsored ADR........................... 32,346   1,047,040
    Brammer P.L.C.....................................  6,600      15,970

                                     1291

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Brewin Dolphin Holdings P.L.C.....................  11,579 $   46,271
    British American Tobacco P.L.C....................   8,306    462,839
    British American Tobacco P.L.C. Sponsored ADR.....  23,582  2,617,838
    British Polythene Industries P.L.C................   1,104     10,951
    Britvic P.L.C.....................................  12,846    132,623
    BT Group P.L.C.................................... 132,417    921,570
    BT Group P.L.C. Sponsored ADR.....................   1,200     41,832
*   BTG P.L.C.........................................   7,993     66,986
    Bunzl P.L.C.......................................   9,827    262,897
    Burberry Group P.L.C..............................  13,682    234,469
    Bwin Party Digital Entertainment P.L.C............   8,620     15,439
    Cable & Wireless Communications P.L.C............. 173,161    170,699
    Cape P.L.C........................................   5,529     17,819
    Capita P.L.C......................................  18,336    308,646
#   Carillion P.L.C...................................  11,868     46,642
    Carnival P.L.C. ADR...............................   4,272    215,010
    Centamin P.L.C....................................  60,983     59,148
    Centrica P.L.C.................................... 133,423    391,477
    Chemring Group P.L.C..............................   7,438     17,821
    Chesnara P.L.C....................................   5,426     25,311
    Cineworld Group P.L.C.............................   8,907     64,274
    Close Brothers Group P.L.C........................   7,731    142,442
*   CLS Holdings P.L.C................................     557     12,854
    Cobham P.L.C......................................  64,866    235,503
    Coca-Cola HBC AG..................................   7,781    159,337
    Communisis P.L.C..................................  24,464     15,533
    Compass Group P.L.C...............................  35,564    612,056
    Computacenter P.L.C...............................   4,785     56,427
    Connect Group P.L.C...............................   6,231     13,046
    Consort Medical P.L.C.............................   1,846     26,728
    Costain Group P.L.C...............................   2,451     12,278
    Cranswick P.L.C...................................   2,118     63,210
    Croda International P.L.C.........................  10,901    445,193
    Daily Mail & General Trust P.L.C..................  14,971    144,969
    Dairy Crest Group P.L.C...........................   3,168     29,556
    DCC P.L.C.........................................   2,739    211,459
    De La Rue P.L.C...................................   2,414     15,355
    Debenhams P.L.C...................................  27,433     30,801
    Dechra Pharmaceuticals P.L.C......................   3,333     47,608
    Devro P.L.C.......................................  12,274     52,410
    Diageo P.L.C......................................   9,540    256,831
    Diageo P.L.C. Sponsored ADR.......................  15,704  1,690,850
    Dignity P.L.C.....................................   1,526     51,229
    Diploma P.L.C.....................................   2,091     20,030
    Direct Line Insurance Group P.L.C.................  31,298    168,116
    Dixons Carphone P.L.C.............................  16,356    110,924
    Domino's Pizza Group P.L.C........................   7,241    101,863
    Drax Group P.L.C..................................  20,830     75,182
    DS Smith P.L.C....................................  53,440    279,611
    Dunelm Group P.L.C................................   2,770     34,689
    E2V Technologies P.L.C............................   3,925     11,857
    easyJet P.L.C.....................................   3,573     79,202
    Electrocomponents P.L.C...........................  13,882     41,643

                                     1292

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C...................................  28,161 $   86,484
*   EnQuest P.L.C.....................................  34,923      7,786
*   Enterprise Inns P.L.C.............................  18,852     24,826
    Essentra P.L.C....................................  17,134    180,058
    Euromoney Institutional Investor P.L.C............     754      9,645
*   Evraz P.L.C.......................................  12,350     11,029
    Experian P.L.C....................................  28,731    490,118
    Fenner P.L.C......................................   8,735     13,250
    Ferrexpo P.L.C....................................  10,562      2,612
    Fidessa Group P.L.C...............................     883     23,726
*   Findel P.L.C......................................   1,988      5,525
*   Firstgroup P.L.C..................................   1,273      1,695
    Fortune Oil CVR...................................  50,047         64
    Fresnillo P.L.C...................................   4,173     43,194
    Fuller Smith & Turner P.L.C. Class A..............     636     10,445
    G4S P.L.C.........................................  89,283    289,849
    Galliford Try P.L.C...............................   3,318     70,519
    Gem Diamonds, Ltd.................................   3,300      5,556
    Genus P.L.C.......................................   1,417     29,082
    GKN P.L.C.........................................  87,994    352,078
    GlaxoSmithKline P.L.C.............................   6,325    130,298
    GlaxoSmithKline P.L.C. Sponsored ADR..............  38,453  1,587,724
    Glencore P.L.C.................................... 137,567    177,364
    Go-Ahead Group P.L.C..............................   1,837     64,497
    Grafton Group P.L.C...............................   9,346     93,937
    Greencore Group P.L.C.............................  20,358    113,088
    Greene King P.L.C.................................   6,844     86,206
    Greggs P.L.C......................................   6,774    100,962
    Halfords Group P.L.C..............................  12,696     69,013
    Halma P.L.C.......................................  20,385    243,931
    Hargreaves Lansdown P.L.C.........................  11,285    220,007
    Hays P.L.C........................................  74,969    136,121
    Headlam Group P.L.C...............................     999      7,001
    Helical Bar P.L.C.................................   4,365     25,110
    Henderson Group P.L.C.............................  34,976    139,160
    Hikma Pharmaceuticals P.L.C.......................   5,968    172,259
    Hill & Smith Holdings P.L.C.......................   3,774     40,478
    Hiscox, Ltd.......................................  15,205    215,953
*   Hochschild Mining P.L.C...........................   1,823      1,226
    Home Retail Group P.L.C...........................  31,451     61,493
    HomeServe P.L.C...................................   3,471     20,095
    Howden Joinery Group P.L.C........................  34,473    246,920
    HSBC Holdings P.L.C...............................  16,383    115,541
    HSBC Holdings P.L.C. Sponsored ADR................  26,078    923,161
    Hunting P.L.C.....................................   7,261     31,996
    ICAP P.L.C........................................  24,324    168,266
    IG Group Holdings P.L.C...........................  20,805    218,260
*   Imagination Technologies Group P.L.C..............   4,965      9,418
    IMI P.L.C.........................................  12,477    144,078
    Imperial Tobacco Group P.L.C......................  30,833  1,669,471
    Inchcape P.L.C....................................  24,950    256,543
    Indivior P.L.C....................................  13,473     29,167
    Informa P.L.C.....................................  17,293    157,272

                                     1293

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C....................................  14,112 $222,186
    InterContinental Hotels Group P.L.C. ADR..........   6,824  226,157
    International Consolidated Airlines Group SA......  15,887  122,849
    Interserve P.L.C..................................   3,474   23,235
    Intertek Group P.L.C..............................   6,963  282,217
    Investec P.L.C....................................  25,486  162,144
*   IP Group P.L.C....................................   4,878   12,939
    ITE Group P.L.C...................................   6,026   12,095
    ITV P.L.C.........................................  72,400  276,776
    J D Wetherspoon P.L.C.............................   5,996   57,903
    J Sainsbury P.L.C.................................  71,302  250,347
    James Fisher & Sons P.L.C.........................   2,477   38,183
    Jardine Lloyd Thompson Group P.L.C................   6,010   71,649
    JD Sports Fashion P.L.C...........................   3,215   52,540
    John Menzies P.L.C................................   2,917   17,043
    John Wood Group P.L.C.............................  21,726  200,821
    Johnson Matthey P.L.C.............................  13,377  473,205
    Jupiter Fund Management P.L.C.....................  21,459  127,723
*   KAZ Minerals P.L.C................................   2,895    4,775
    KCOM Group P.L.C..................................  20,072   33,343
    Keller Group P.L.C................................   3,054   35,725
    Kier Group P.L.C..................................   2,508   47,825
    Kingfisher P.L.C..................................  44,331  207,452
    Ladbrokes P.L.C...................................   4,695    8,554
    Laird P.L.C.......................................   7,873   40,037
*   Lamprell P.L.C....................................  15,273   18,273
    Lancashire Holdings, Ltd..........................   4,724   42,229
    Legal & General Group P.L.C....................... 198,527  692,922
*   Liberty Global P.L.C. Class A.....................     118    4,068
*   Liberty Global P.L.C. Series C....................     292    9,714
*   Liberty Global P.L.C. LiLAC Class A...............       6      208
*   Liberty Global P.L.C. LiLAC Class C...............      15      537
    Lloyds Banking Group P.L.C........................ 550,001  515,272
#   Lloyds Banking Group P.L.C. ADR...................  42,774  162,969
    London Stock Exchange Group P.L.C.................   3,842  136,040
    Lookers P.L.C.....................................   8,574   19,346
    Low & Bonar P.L.C.................................  19,043   17,054
    Man Group P.L.C...................................  41,046   95,993
    Marks & Spencer Group P.L.C.......................  62,577  379,962
    Marshalls P.L.C...................................   2,042    8,982
    Marston's P.L.C...................................  32,058   72,274
    McBride P.L.C.....................................   7,116   15,727
    Mears Group P.L.C.................................   3,263   19,807
    Meggitt P.L.C.....................................  36,215  188,354
    Melrose Industries P.L.C..........................   5,116   21,813
    Merlin Entertainments P.L.C.......................   9,566   56,707
    Michael Page International P.L.C..................  14,037   81,511
    Micro Focus International P.L.C...................   4,777   94,625
    Millennium & Copthorne Hotels P.L.C...............   1,077    6,387
    Mitchells & Butlers P.L.C.........................   9,901   41,104
    Mitie Group P.L.C.................................  16,416   66,321
    Mondi P.L.C.......................................  16,324  266,130
    Moneysupermarket.com Group P.L.C..................  14,416   69,753

                                     1294

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
UNITED KINGDOM -- (Continued)
    Morgan Advanced Materials P.L.C................... 14,219 $   43,250
    Morgan Sindall Group P.L.C........................  2,809     28,665
    N Brown Group P.L.C...............................  7,241     32,191
    National Express Group P.L.C...................... 15,437     66,838
    National Grid P.L.C...............................  5,727     80,686
    National Grid P.L.C. Sponsored ADR................ 11,274    798,312
    Next P.L.C........................................  4,390    435,121
    Northgate P.L.C...................................  3,633     17,343
    Novae Group P.L.C.................................  2,062     24,116
    Old Mutual P.L.C.................................. 46,749    114,052
    OneSavings Bank P.L.C.............................  1,877      8,191
*   Ophir Energy P.L.C................................  4,078      5,243
    Oxford Instruments P.L.C..........................    349      3,654
    PayPoint P.L.C....................................  1,450     16,381
    Pearson P.L.C.....................................    850      9,596
    Pearson P.L.C. Sponsored ADR...................... 28,261    317,371
    Pennon Group P.L.C................................ 10,646    134,942
    Persimmon P.L.C................................... 21,976    641,244
    Petra Diamonds, Ltd............................... 10,992     13,919
    Petrofac, Ltd..................................... 21,706    247,363
*   Petropavlovsk P.L.C...............................  2,951        235
    Phoenix Group Holdings............................  7,466     92,558
    Photo-Me International P.L.C......................  6,351     14,015
    Playtech P.L.C....................................  6,282     69,036
    Premier Farnell P.L.C............................. 22,991     33,054
*   Premier Foods P.L.C............................... 48,501     25,824
*   Premier Oil P.L.C................................. 13,915      3,767
    Provident Financial P.L.C.........................  1,026     43,157
    Prudential P.L.C.................................. 14,127    277,542
    Prudential P.L.C. ADR............................. 16,525    650,093
    PZ Cussons P.L.C..................................  7,054     26,835
    QinetiQ Group P.L.C............................... 15,359     50,949
    Randgold Resources, Ltd...........................  4,174    296,230
    Rank Group P.L.C..................................  4,297     17,131
*   Raven Russia, Ltd.................................  5,054      2,424
    Reckitt Benckiser Group P.L.C..................... 13,473  1,198,302
    Redrow P.L.C......................................  8,714     55,381
    Regus P.L.C....................................... 35,552    150,289
    RELX P.L.C........................................ 12,196    214,582
#   RELX P.L.C. Sponsored ADR......................... 36,054    642,122
    Renishaw P.L.C....................................  1,838     47,882
    Rentokil Initial P.L.C............................ 77,757    174,094
    Restaurant Group P.L.C. (The).....................  8,057     61,382
    Rexam P.L.C....................................... 28,054    240,540
    Ricardo P.L.C.....................................  1,818     20,597
    Rightmove P.L.C...................................  4,333    247,235
#   Rio Tinto P.L.C. Sponsored ADR.................... 10,882    268,241
    Rolls-Royce Holdings P.L.C........................ 33,307    264,942
    Rotork P.L.C...................................... 39,520     96,761
*   Royal Bank of Scotland Group P.L.C................  2,095      7,584
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.  2,075     15,293
    Royal Dutch Shell P.L.C. Class A..................  2,231     48,737
    Royal Dutch Shell P.L.C. Class B..................  2,289     49,873

                                     1295

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 17,163 $757,403 Royal Dutch Shell P.L.C. Sponsored ADR(780259206). 22,567 991,368
    Royal Mail P.L.C..................................  36,266  238,426
    RPC Group P.L.C...................................  20,863  224,123
    RPS Group P.L.C...................................   6,932   18,123
    RSA Insurance Group P.L.C.........................  47,775  285,237
    SABMiller P.L.C...................................  10,515  629,668
    Sage Group P.L.C. (The)...........................  12,091  107,780
    Savills P.L.C.....................................   6,177   66,650
    Schroders P.L.C.(0239581).........................   1,391   40,628
    Schroders P.L.C.(0240549).........................   2,501   97,717
    SDL P.L.C.........................................   2,041   13,074
    Senior P.L.C......................................  23,911   74,813
*   Serco Group P.L.C.................................  12,629   15,416
    Severfield P.L.C..................................  19,906   16,757
    Severn Trent P.L.C................................   7,999  251,017
    Shanks Group P.L.C................................  20,199   25,656
    Shire P.L.C.......................................   3,752  210,457
    Shire P.L.C. ADR..................................   1,889  317,919
    SIG P.L.C.........................................  12,191   23,400
    Sky P.L.C.........................................  29,987  463,977
    Sky P.L.C. Sponsored ADR..........................   2,100  131,523
*   Skyepharma P.L.C..................................   3,733   21,030
    Smith & Nephew P.L.C. Sponsored ADR...............  22,655  760,302
    Smiths Group P.L.C................................  35,991  486,928
    Soco International P.L.C..........................  21,233   48,788
    Spectris P.L.C....................................   7,078  160,333
    Speedy Hire P.L.C.................................  13,614    8,055
    Spirax-Sarco Engineering P.L.C....................   3,455  150,802
    Spire Healthcare Group P.L.C......................   2,032    9,400
    Spirent Communications P.L.C......................   8,253    8,737
*   Sports Direct International P.L.C.................  13,700   81,465
    SSE P.L.C.........................................  34,019  705,872
    SSP Group P.L.C...................................   4,817   19,667
    St. Ives P.L.C....................................   1,554    4,944
    St. James's Place P.L.C...........................  11,067  151,522
    St. Modwen Properties P.L.C.......................   5,130   28,411
    Stagecoach Group P.L.C............................  19,898   79,052
    Standard Chartered P.L.C..........................  32,405  218,604
    Standard Life P.L.C...............................  31,463  164,391
    Sthree P.L.C......................................   2,477   10,858
    Stobart Group, Ltd................................   1,489    2,180
    SuperGroup P.L.C..................................     690   14,481
    Synthomer P.L.C...................................  11,780   49,516
    TalkTalk Telecom Group P.L.C......................  23,171   72,626
    Tate & Lyle P.L.C.................................   4,832   43,298
    Taylor Wimpey P.L.C............................... 160,252  441,869
    Ted Baker P.L.C...................................     921   39,454
    Telecom Plus P.L.C................................   1,277   18,358
#*  Tesco P.L.C....................................... 111,751  278,050
*   Thomas Cook Group P.L.C...........................  52,643   80,530
    Topps Tiles P.L.C.................................   4,626    9,003
    Travis Perkins P.L.C..............................  16,668  436,118

                                     1296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
    Trinity Mirror P.L.C..............................  16,585 $     35,606
    TT Electronics P.L.C..............................  11,738       26,603
    TUI AG(5666292)...................................   4,115       69,627
    TUI AG(B11LJN4)...................................   3,998       67,897
    Tullett Prebon P.L.C..............................   1,288        6,202
*   Tullow Oil P.L.C..................................  17,973       44,546
    U & I Group P.L.C.................................   8,103       24,380
    UBM P.L.C.........................................  19,033      142,382
    UDG Healthcare P.L.C..............................   9,461       70,722
    Ultra Electronics Holdings P.L.C..................   3,594       97,785
    Unilever P.L.C....................................   2,038       89,600
    Unilever P.L.C. Sponsored ADR.....................  17,262      764,189
    UNITE Group P.L.C. (The)..........................  11,473      105,510
    United Utilities Group P.L.C......................  33,924      464,136
    UTV Media P.L.C...................................   2,842        7,127
*   Vectura Group P.L.C...............................   4,989       11,983
    Vedanta Resources P.L.C...........................   3,226       11,312
    Vesuvius P.L.C....................................   2,319       10,028
    Victrex P.L.C.....................................   3,848       85,424
    Vodafone Group P.L.C.............................. 104,639      336,345
    Vodafone Group P.L.C. Sponsored ADR...............   2,548       82,051
    Weir Group P.L.C. (The)...........................   5,488       67,949
    WH Smith P.L.C....................................   5,987      157,983
    Whitbread P.L.C...................................   3,853      220,816
    William Hill P.L.C................................   9,838       54,770
*   Wincanton P.L.C...................................   3,865        9,266
    WM Morrison Supermarkets P.L.C.................... 125,902      314,929
    Wolseley P.L.C....................................   7,106      352,484
    WPP P.L.C.........................................  10,357      225,239
    WPP P.L.C. Sponsored ADR..........................   6,805      740,384
    WS Atkins P.L.C...................................   6,281      129,724
    Xaar P.L.C........................................   1,636       11,199
    Xchanging P.L.C...................................   3,063        8,277
    XP Power, Ltd.....................................     435        9,461
    Zoopla Property Group P.L.C.......................   2,903        8,889
                                                               ------------
TOTAL UNITED KINGDOM..................................           60,097,088
                                                               ------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C.........................   3,110       79,210
    Equinix, Inc......................................     406      126,036
    STERIS P.L.C......................................     689       47,727
                                                               ------------
TOTAL UNITED STATES...................................              252,973
                                                               ------------
TOTAL COMMON STOCKS...................................          373,308,973
                                                               ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Bayerische Motoren Werke AG.......................     991       68,233
    Draegerwerk AG & Co. KGaA.........................     123        8,212
    Fuchs Petrolub SE.................................   3,657      149,984
    Henkel AG & Co. KGaA..............................   2,317      246,185

                                     1297

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
      Jungheinrich AG...................................       999 $     79,722
      Porsche Automobil Holding SE......................     2,792      126,623
      Sartorius AG......................................       232       59,674
      Sixt SE...........................................     1,046       38,929
      STO SE & Co. KGaA.................................       152       16,694
      Villeroy & Boch AG................................       866       11,431
                                                                   ------------
TOTAL GERMANY...........................................                805,687
                                                                   ------------
TOTAL PREFERRED STOCKS..................................                805,687
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights...............................       265           --
                                                                   ------------
HONG KONG -- (0.0%)
*     Hanison Construction Holdings, Ltd. Rights
        02/05/16........................................     5,935           41
*     Lai Sun Development Co., Ltd. Rights..............   329,500           --
                                                                   ------------
TOTAL HONG KONG.........................................                     41
                                                                   ------------
ITALY -- (0.0%)
*     Saipem SpA Rights 02/11/16........................    10,898       34,237
                                                                   ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 01/29/16.................................     7,445        3,307
*     Iberdrola SA Rights 02/01/16......................   137,650       19,230
                                                                   ------------
TOTAL SPAIN.............................................                 22,537
                                                                   ------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.............       150           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 56,815
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            374,171,475
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund.................... 1,859,422   21,513,514
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $409,852,027)^^.....           $395,684,989
                                                                   ============


                                     1298

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   665,593 $ 18,526,644   --    $ 19,192,237
     Austria....................          --    1,655,759   --       1,655,759
     Belgium....................     954,747    4,694,214   --       5,648,961
     Canada.....................  25,362,024           --   --      25,362,024
     China......................          --          212   --             212
     Denmark....................     819,334    6,951,378   --       7,770,712
     Finland....................     387,651    5,385,727   --       5,773,378
     France.....................     717,895   34,013,301   --      34,731,196
     Germany....................   2,449,196   22,994,181   --      25,443,377
     Hong Kong..................      28,316    7,895,311   --       7,923,627
     Ireland....................     521,710    1,562,598   --       2,084,308
     Israel.....................     944,908    1,501,931   --       2,446,839
     Italy......................     278,472    9,878,875   --      10,157,347
     Japan......................   4,711,000   84,004,094   --      88,715,094
     Netherlands................   3,151,085    9,141,021   --      12,292,106
     New Zealand................      10,644    1,195,394   --       1,206,038
     Norway.....................     437,412    2,565,565   --       3,002,977
     Portugal...................          --    1,369,080   --       1,369,080
     Singapore..................          --    3,818,110   --       3,818,110
     Spain......................   1,314,994    9,964,474   --      11,279,468
     Sweden.....................     353,419   11,907,104   --      12,260,523
     Switzerland................   3,622,323   27,203,216   --      30,825,539
     United Kingdom.............  19,136,351   40,960,737   --      60,097,088
     United States..............     252,973           --   --         252,973
  Preferred Stocks
     Germany....................          --      805,687   --         805,687
  Rights/Warrants
     Austria....................          --           --   --              --
     Hong Kong..................          --           41   --              41
     Italy......................          --       34,237   --          34,237
     Spain......................          --       22,537   --          22,537
     Switzerland................          --           --   --              --
  Securities Lending Collateral.          --   21,513,514   --      21,513,514
                                 ----------- ------------   --    ------------
  TOTAL......................... $66,120,047 $329,564,942   --    $395,684,989
                                 =========== ============   ==    ============

                                     1299

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------ ----------
COMMON STOCKS -- (96.0%)

AUSTRALIA -- (4.8%)
    Aurizon Holdings, Ltd.............................  7,342 $   19,414
    Australia & New Zealand Banking Group, Ltd........ 11,233    194,994
    Bank of Queensland, Ltd...........................  6,312     59,126
    Bendigo and Adelaide Bank, Ltd....................  5,841     44,931
    BHP Billiton, Ltd................................. 54,185    595,057
    Boral, Ltd........................................ 11,087     44,489
#   Fortescue Metals Group, Ltd....................... 43,729     54,955
    Incitec Pivot, Ltd................................ 24,219     53,984
    LendLease Group...................................  1,277     11,925
    Macquarie Group, Ltd..............................  1,116     57,542
    National Australia Bank, Ltd......................  2,216     44,023
*   Newcrest Mining, Ltd.............................. 25,116    236,108
#   Orica, Ltd........................................  6,233     63,520
    Origin Energy, Ltd................................ 20,568     60,875
    QBE Insurance Group, Ltd.......................... 17,908    140,085
    Rio Tinto, Ltd....................................  8,780    247,945
    Santos, Ltd....................................... 52,567    120,557
*   South32, Ltd...................................... 26,474     18,582
    Star Entertainment Group, Ltd. (The).............. 12,178     47,006
    Suncorp Group, Ltd................................ 20,553    171,465
    Treasury Wine Estates, Ltd........................ 13,911     90,540
    Wesfarmers, Ltd...................................  5,116    154,365
    Woodside Petroleum, Ltd........................... 22,662    456,738
                                                              ----------
TOTAL AUSTRALIA.......................................         2,988,226
                                                              ----------
AUSTRIA -- (0.0%)
    OMV AG............................................    282      7,259
                                                              ----------
BELGIUM -- (1.7%)
    Ageas.............................................  4,546    184,625
    Colruyt SA........................................    401     21,441
    Delhaize Group....................................  3,211    337,027
    KBC Groep NV......................................  2,991    171,405
    Proximus SADP.....................................  2,094     72,384
    Solvay SA.........................................  1,860    154,088
    UCB SA............................................    665     56,858
    Umicore SA........................................  2,129     78,273
                                                              ----------
TOTAL BELGIUM.........................................         1,076,101
                                                              ----------
CANADA -- (7.2%)
    Agnico Eagle Mines, Ltd...........................  5,452    160,507
    Bank of Montreal..................................  9,338    499,770
    Barrick Gold Corp................................. 11,911    118,038
#*  BlackBerry, Ltd................................... 10,589     75,511
    Cameco Corp.(13321L108)...........................  3,491     42,381
    Cameco Corp.(2166160).............................  4,527     54,968
    Canadian Natural Resources, Ltd.(136385101)....... 15,335    326,022
    Canadian Natural Resources, Ltd.(2171573)......... 11,405    244,154
    Canadian Tire Corp., Ltd. Class A.................    900     73,335
    Cenovus Energy, Inc...............................  3,334     40,975

                                     1300

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Crescent Point Energy Corp.(B67C8W8).............. 12,856 $  142,518
    Crescent Point Energy Corp.(22576C101)............  5,154     57,209
    Eldorado Gold Corp.(284902103)....................  2,845      6,373
    Eldorado Gold Corp.(2307873)......................  3,127      7,098
    Empire Co., Ltd...................................  6,973    131,805
    Encana Corp....................................... 30,779    134,504
    Fairfax Financial Holdings, Ltd...................    534    274,951
    Finning International, Inc........................  5,140     65,456
    First Quantum Minerals, Ltd....................... 11,339     24,525
#   Genworth MI Canada, Inc...........................    742     12,834
    Goldcorp, Inc.(380956409).........................  5,356     60,737
    Goldcorp, Inc.(2676302)...........................  3,343     38,086
#   Husky Energy, Inc.................................  9,029     89,842
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  1,800     53,438
*   Kinross Gold Corp................................. 20,200     33,309
*   Lundin Mining Corp................................  7,637     18,917
    Manulife Financial Corp........................... 30,909    429,580
    Maple Leaf Foods, Inc.............................  1,500     24,434
*   MEG Energy Corp...................................  2,200      9,124
    Precision Drilling Corp...........................    191        649
    Silver Wheaton Corp...............................  4,742     55,766
#   Sun Life Financial, Inc...........................  4,337    124,392
    Suncor Energy, Inc.(B3NB1P2)...................... 32,505    769,874
    Suncor Energy, Inc.(867224107)....................  2,296     54,071
#   Teck Resources, Ltd. Class B......................  7,945     29,661
*   Tourmaline Oil Corp...............................  5,226    104,192
*   Turquoise Hill Resources, Ltd..................... 15,197     31,785
#   Whitecap Resources, Inc...........................  3,300     18,044
    WSP Global, Inc...................................    800     22,991
    Yamana Gold, Inc.................................. 15,600     26,837
                                                              ----------
TOTAL CANADA..........................................         4,488,663
                                                              ----------
DENMARK -- (1.9%)
    AP Moeller - Maersk A.S. Class A..................     61     77,102
    AP Moeller - Maersk A.S. Class B..................    160    205,860
    Carlsberg A.S. Class B............................  2,098    176,877
    Danske Bank A.S...................................  4,912    132,189
    DSV A.S...........................................  3,047    118,578
*   H Lundbeck A.S....................................  1,354     43,979
    ISS A.S...........................................  2,504     88,524
*   Jyske Bank A.S....................................    656     28,806
    Vestas Wind Systems A.S...........................  4,518    295,632
                                                              ----------
TOTAL DENMARK.........................................         1,167,547
                                                              ----------
FINLAND -- (0.6%)
    Fortum Oyj........................................  4,341     68,260
    Stora Enso Oyj Class R............................ 19,211    156,565
    UPM-Kymmene Oyj...................................  7,656    124,768
                                                              ----------
TOTAL FINLAND.........................................           349,593
                                                              ----------
FRANCE -- (9.1%)
    AXA SA............................................  6,741    166,588

                                     1301

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    AXA SA Sponsored ADR.............................. 22,449 $  552,245
    BNP Paribas SA....................................  4,649    220,232
    Bollore SA........................................  2,957     11,934
    Bouygues SA.......................................  5,573    218,150
#   Casino Guichard Perrachon SA......................  1,584     71,801
    Cie de Saint-Gobain............................... 13,010    536,197
    Cie Generale des Etablissements Michelin..........  1,987    181,281
    CNP Assurances....................................  4,443     59,414
    Credit Agricole SA................................  3,970     39,617
    Eiffage SA........................................    362     24,861
    Electricite de France SA..........................  4,582     59,916
    Engie SA.......................................... 27,688    441,778
    Natixis SA........................................ 15,617     76,407
    Orange SA......................................... 41,374    734,622
*   Peugeot SA........................................ 12,741    189,456
    Renault SA........................................  5,352    454,133
    SCOR SE...........................................  1,823     63,547
    Societe Generale SA............................... 13,626    519,799
    STMicroelectronics NV............................. 16,130    105,379
    Total SA.......................................... 18,817    835,868
#   Vivendi SA........................................  5,285    114,896
                                                              ----------
TOTAL FRANCE..........................................         5,678,121
                                                              ----------
GERMANY -- (7.5%)
    Allianz SE........................................  7,432  1,202,767
    Bayerische Motoren Werke AG.......................  7,086    590,158
*   Commerzbank AG.................................... 10,619     86,297
    Daimler AG........................................ 19,561  1,369,539
    Deutsche Bank AG.................................. 18,348    328,246
*   Deutsche Lufthansa AG.............................  7,972    116,899
    E.ON SE........................................... 16,143    165,414
    Fraport AG Frankfurt Airport Services Worldwide...    497     30,144
    Hannover Rueck SE.................................    544     57,255
    HeidelbergCement AG...............................  2,485    183,053
    K+S AG............................................  3,890     82,237
    Metro AG..........................................  4,340    122,975
    Muenchener Rueckversicherungs-Gesellschaft AG.....    854    164,541
    RWE AG............................................  1,672     23,420
*   Talanx AG.........................................  1,387     40,076
    Telefonica Deutschland Holding AG.................  9,483     47,037
    Volkswagen AG.....................................    624     81,911
                                                              ----------
TOTAL GERMANY.........................................         4,691,969
                                                              ----------
HONG KONG -- (2.4%)
#   Bank of East Asia, Ltd. (The)..................... 24,600     72,152
    Cathay Pacific Airways, Ltd....................... 23,000     36,300
    CK Hutchison Holdings, Ltd........................ 12,072    151,071
    FIH Mobile, Ltd................................... 46,000     16,461
    Hang Lung Group, Ltd.............................. 19,000     52,492
    Hang Lung Properties, Ltd......................... 48,000     88,915
    Henderson Land Development Co., Ltd...............  4,736     25,859
    Hongkong & Shanghai Hotels (The)..................  3,500      3,516

                                     1302

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    Hopewell Holdings, Ltd............................   5,000 $   15,173
    Kerry Properties, Ltd.............................  10,000     23,015
    MTR Corp., Ltd....................................  23,500    106,700
    New World Development Co., Ltd.................... 179,865    147,007
    NWS Holdings, Ltd.................................  23,000     34,590
    Orient Overseas International, Ltd................   6,000     22,351
    Shangri-La Asia, Ltd..............................  34,000     31,850
    Sino Land Co., Ltd................................  40,000     51,597
    Sun Hung Kai Properties, Ltd......................  26,093    282,245
    Swire Pacific, Ltd. Class A.......................  14,000    135,145
    Swire Pacific, Ltd. Class B.......................  15,000     26,659
    Wharf Holdings, Ltd. (The)........................  20,000     93,204
    Wheelock & Co., Ltd...............................  19,000     72,741
    Yue Yuen Industrial Holdings, Ltd.................   4,500     15,513
                                                               ----------
TOTAL HONG KONG.......................................          1,504,556
                                                               ----------
IRELAND -- (0.2%)
*   Bank of Ireland................................... 396,667    130,823
    CRH P.L.C. Sponsored ADR..........................     592     15,937
                                                               ----------
TOTAL IRELAND.........................................            146,760
                                                               ----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM..................................  19,826     92,089
*   Bank Leumi Le-Israel BM...........................  14,021     46,175
    Mizrahi Tefahot Bank, Ltd.........................   3,111     34,924
    NICE-Systems, Ltd. Sponsored ADR..................     672     40,676
                                                               ----------
TOTAL ISRAEL..........................................            213,864
                                                               ----------
ITALY -- (1.6%)
*   Banca Monte dei Paschi di Siena SpA...............  20,713     15,035
*   Banco Popolare SC.................................   1,362     12,686
    Eni SpA...........................................  32,343    469,366
    Mediobanca SpA....................................   6,273     50,274
    UniCredit SpA.....................................  83,592    323,151
    Unione di Banche Italiane SpA.....................  21,188     99,286
                                                               ----------
TOTAL ITALY...........................................            969,798
                                                               ----------
JAPAN -- (21.4%)
#   Aeon Co., Ltd.....................................  19,500    260,250
    Aisin Seiki Co., Ltd..............................   4,000    169,851
    Amada Holdings Co., Ltd...........................   3,300     31,167
    Aoyama Trading Co., Ltd...........................     600     23,883
    Asahi Glass Co., Ltd..............................  16,000     97,556
    Asahi Kasei Corp..................................  30,000    194,921
    Bank of Kyoto, Ltd. (The).........................   4,000     31,030
    Bank of Yokohama, Ltd. (The)......................  22,000    117,342
    Brother Industries, Ltd...........................   4,500     45,475
    Canon Marketing Japan, Inc........................   1,500     27,092
    Chiba Bank, Ltd. (The)............................   6,000     37,115
    Chugoku Bank, Ltd. (The)..........................   1,400     16,666
    Citizen Holdings Co., Ltd.........................   4,700     28,677
    Coca-Cola East Japan Co., Ltd.....................     200      3,227

                                     1303

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Coca-Cola West Co., Ltd...........................  1,800 $ 39,712
*   Cosmo Energy Holdings Co., Ltd....................    864    9,522
    Dai Nippon Printing Co., Ltd......................  3,000   28,067
    Dai-ichi Life Insurance Co., Ltd. (The)...........  6,800   93,988
    Daido Steel Co., Ltd..............................  4,000   16,630
#   Daihatsu Motor Co., Ltd...........................  4,200   65,567
    Denka Co., Ltd....................................  4,000   17,727
    DIC Corp..........................................  3,000    7,731
    Ebara Corp........................................  8,000   35,435
    FUJIFILM Holdings Corp............................  3,500  135,232
    Fukuoka Financial Group, Inc......................  9,000   38,196
    Glory, Ltd........................................  1,800   57,562
    Gunma Bank, Ltd. (The)............................  2,735   15,144
    H2O Retailing Corp................................  1,000   17,046
    Hachijuni Bank, Ltd. (The)........................  7,000   39,143
    Hankyu Hanshin Holdings, Inc...................... 20,000  124,771
    Hiroshima Bank, Ltd. (The)........................  5,000   25,032
    Hitachi Capital Corp..............................  1,000   24,642
    Hitachi Chemical Co., Ltd.........................  2,400   42,194
#   Hitachi Construction Machinery Co., Ltd...........  2,900   42,287
    Hitachi High-Technologies Corp....................  1,100   31,214
    Hitachi Metals, Ltd...............................  4,500   50,632
    Hitachi, Ltd...................................... 78,000  385,478
    Hokuhoku Financial Group, Inc..................... 20,000   37,098
    Honda Motor Co., Ltd.............................. 26,600  721,046
    House Foods Group, Inc............................    100    1,986
#   Ibiden Co., Ltd...................................  3,500   49,303
    Idemitsu Kosan Co., Ltd...........................  1,400   20,998
    Inpex Corp........................................ 17,600  156,700
    ITOCHU Corp....................................... 25,400  298,524
    Iyo Bank, Ltd. (The)..............................  4,000   33,908
    J Front Retailing Co., Ltd........................  6,500   89,650
#   JFE Holdings, Inc................................. 10,300  139,627
    Joyo Bank, Ltd. (The).............................  8,000   32,489
    JSR Corp..........................................  2,100   30,497
    JX Holdings, Inc.................................. 17,040   65,076
    Kamigumi Co., Ltd.................................  2,000   18,024
    Kaneka Corp.......................................  9,000   86,133
    Kawasaki Kisen Kaisha, Ltd........................ 17,000   30,519
    Kinden Corp.......................................  2,000   24,802
    Kobe Steel, Ltd................................... 82,000   79,684
    Komatsu, Ltd...................................... 13,500  201,848
    Konica Minolta, Inc............................... 13,500  113,791
    Kuraray Co., Ltd..................................  6,400   77,198
    Kurita Water Industries, Ltd......................    400    8,508
    Kyocera Corp......................................  1,100   45,869
*   Kyushu Financial Group, Inc.......................  1,374    8,572
    LIXIL Group Corp..................................  3,500   73,868
    Marubeni Corp..................................... 34,000  162,618
    Mitsubishi Chemical Holdings Corp................. 46,500  259,342
    Mitsubishi Corp...................................  7,000  112,209
    Mitsubishi Gas Chemical Co., Inc..................  3,000   14,339
    Mitsubishi Heavy Industries, Ltd.................. 45,000  176,859

                                     1304

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Mitsubishi Materials Corp.........................  37,000 $  114,130
    Mitsubishi UFJ Financial Group, Inc............... 196,200  1,006,093
    Mitsubishi UFJ Lease & Finance Co., Ltd...........   2,500     12,411
    Mitsui & Co., Ltd.................................   4,600     52,287
    Mitsui Chemicals, Inc.............................  22,000     96,310
#   Mitsui OSK Lines, Ltd.............................  18,000     35,666
    Mizuho Financial Group, Inc....................... 407,500    705,064
    MS&AD Insurance Group Holdings, Inc...............   4,819    130,889
    NEC Corp..........................................  73,000    193,343
    NH Foods, Ltd.....................................   1,000     19,404
    NHK Spring Co., Ltd...............................   2,500     24,639
#   Nikon Corp........................................   3,600     52,961
    Nippon Electric Glass Co., Ltd....................   3,000     15,527
    Nippon Express Co., Ltd...........................  24,000    112,422
    Nippon Paper Industries Co., Ltd..................   3,600     57,831
    Nippon Shokubai Co., Ltd..........................     400     26,146
    Nippon Steel & Sumitomo Metal Corp................  15,700    281,411
    Nippon Yusen K.K..................................  58,000    124,429
    Nissan Motor Co., Ltd.............................  47,100    468,443
    Nisshinbo Holdings, Inc...........................   3,000     30,205
    NOK Corp..........................................   2,300     47,817
    Nomura Holdings, Inc..............................  36,900    200,254
    Nomura Real Estate Holdings, Inc..................   1,200     21,073
    NTN Corp..........................................   9,000     34,245
    Oji Holdings Corp.................................  24,000     96,926
    Otsuka Holdings Co., Ltd..........................   1,200     40,370
    Resona Holdings, Inc..............................  34,700    159,577
    Ricoh Co., Ltd....................................  23,600    228,177
    Rohm Co., Ltd.....................................     800     36,357
    Sankyo Co., Ltd...................................     400     15,298
    SBI Holdings, Inc.................................   4,100     41,010
    Sega Sammy Holdings, Inc..........................   2,700     25,444
    Sekisui Chemical Co., Ltd.........................   2,000     24,444
    Sekisui House, Ltd................................   7,800    122,780
    Shinsei Bank, Ltd.................................  15,000     23,444
    Shizuoka Bank, Ltd. (The).........................   3,000     26,189
    Showa Denko KK....................................  30,000     32,873
    SKY Perfect JSAT Holdings, Inc....................   4,600     26,101
    Sojitz Corp.......................................  16,100     34,775
    Sompo Japan Nipponkoa Holdings, Inc...............   2,000     59,314
    Sony Corp. Sponsored ADR..........................   1,470     35,104
    Sumitomo Chemical Co., Ltd........................  51,000    259,131
#   Sumitomo Corp.....................................   3,300     32,895
    Sumitomo Electric Industries, Ltd.................  25,100    330,716
    Sumitomo Forestry Co., Ltd........................   2,700     34,281
    Sumitomo Heavy Industries, Ltd....................  10,000     39,590
    Sumitomo Metal Mining Co., Ltd....................  11,000    116,722
    Sumitomo Mitsui Financial Group, Inc..............  22,100    741,424
    Sumitomo Mitsui Trust Holdings, Inc...............  33,000    105,514
    Sumitomo Rubber Industries, Ltd...................   2,700     34,268
    T&D Holdings, Inc.................................  14,900    170,497
    Takashimaya Co., Ltd..............................   6,000     51,388
    TDK Corp..........................................   3,500    192,253

                                     1305

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Teijin, Ltd.......................................  22,000 $    80,606
    THK Co., Ltd......................................   1,400      22,370
    Tokai Rika Co., Ltd...............................     600      14,760
    Toppan Printing Co., Ltd..........................   4,000      34,808
#*  Toshiba Corp......................................  83,000     138,582
    Tosoh Corp........................................  11,000      53,231
    Toyo Seikan Group Holdings, Ltd...................   1,551      28,144
    Toyoda Gosei Co., Ltd.............................     300       6,500
    Toyota Tsusho Corp................................   7,000     160,211
    Ube Industries, Ltd...............................  16,000      31,163
    UNY Group Holdings Co., Ltd.......................   6,250      40,042
    Wacoal Holdings Corp..............................   2,000      23,383
    Yamada Denki Co., Ltd.............................   9,000      43,584
    Yamaguchi Financial Group, Inc....................   2,000      21,658
    Yamaha Corp.......................................   1,100      26,255
    Yokohama Rubber Co., Ltd. (The)...................   1,400      20,988
                                                               -----------
TOTAL JAPAN...........................................          13,344,436
                                                               -----------
NETHERLANDS -- (2.8%)
    Aegon NV..........................................  15,439      87,307
#   ArcelorMittal(B03XPL1)............................  17,931      68,026
    ArcelorMittal(B295F26)............................  14,502      55,398
    Boskalis Westminster..............................   1,261      49,675
    ING Groep NV......................................  53,705     611,823
    Koninklijke DSM NV................................   5,423     262,863
    Koninklijke Philips NV(5986622)...................   8,413     224,036
    Koninklijke Philips NV(500472303).................  14,666     391,289
    NN Group NV.......................................      95       3,218
                                                               -----------
TOTAL NETHERLANDS.....................................           1,753,635
                                                               -----------
NEW ZEALAND -- (0.1%)
    Fletcher Building, Ltd............................   8,551      38,334
                                                               -----------
NORWAY -- (0.6%)
    DNB ASA...........................................   8,145      98,278
    Norsk Hydro ASA...................................  14,417      47,928
#*  Seadrill, Ltd.....................................   3,913       8,100
    Statoil ASA.......................................  10,714     146,605
    Statoil ASA Sponsored ADR.........................   1,206      16,402
*   Storebrand ASA....................................   7,005      28,533
*   Subsea 7 SA.......................................   2,943      17,623
    Yara International ASA............................     791      29,986
                                                               -----------
TOTAL NORWAY..........................................             393,455
                                                               -----------
PORTUGAL -- (0.1%)
    EDP Renovaveis SA.................................   4,290      33,332
                                                               -----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd...................................  16,300      35,433
    City Developments, Ltd............................   7,000      34,338
    Golden Agri-Resources, Ltd........................ 137,000      35,888
    Hutchison Port Holdings Trust..................... 124,100      59,296
    Keppel Corp., Ltd.................................   5,200      18,545

                                     1306

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Oversea-Chinese Banking Corp., Ltd................  13,700 $   76,666
    SembCorp Industries, Ltd..........................  20,900     37,243
    Singapore Airlines, Ltd...........................  21,000    163,371
    United Industrial Corp., Ltd......................  11,000     23,238
    United Overseas Bank, Ltd.........................   6,300     80,090
    UOL Group, Ltd....................................   4,000     15,847
    Wilmar International, Ltd.........................  34,000     68,743
                                                               ----------
TOTAL SINGAPORE.......................................            648,698
                                                               ----------
SPAIN -- (2.8%)
    Acciona SA........................................     890     68,372
    Banco de Sabadell SA..............................  49,446     89,494
    Banco Popular Espanol SA..........................  27,847     75,241
    Banco Santander SA................................ 154,552    662,324
    Iberdrola SA......................................  99,945    702,539
    Mapfre SA.........................................  19,525     43,858
    Repsol SA.........................................  10,287    106,661
                                                               ----------
TOTAL SPAIN...........................................          1,748,489
                                                               ----------
SWEDEN -- (3.0%)
    Boliden AB........................................   8,318    115,725
    ICA Gruppen AB....................................     656     23,201
    Meda AB Class A...................................   1,449     15,594
    Nordea Bank AB....................................  21,545    216,952
    Skandinaviska Enskilda Banken AB Class A..........  35,139    338,688
    Svenska Cellulosa AB SCA Class A..................     637     18,789
    Svenska Cellulosa AB SCA Class B..................  14,403    426,871
    Svenska Handelsbanken AB Class A..................   2,071     26,058
    Swedbank AB Class A...............................   2,198     46,098
    Tele2 AB Class B..................................   6,857     57,019
    Telefonaktiebolaget LM Ericsson Class B...........  44,110    391,806
    TeliaSonera AB....................................  35,087    165,715
                                                               ----------
TOTAL SWEDEN..........................................          1,842,516
                                                               ----------
SWITZERLAND -- (9.0%)
    ABB, Ltd..........................................  40,876    706,337
    Adecco SA.........................................   4,944    303,513
    Baloise Holding AG................................   1,176    144,160
    Cie Financiere Richemont SA.......................   9,480    616,161
    Clariant AG.......................................   6,581    107,464
    Credit Suisse Group AG............................  10,389    184,045
#   Credit Suisse Group AG Sponsored ADR..............   6,124    109,007
*   Dufry AG..........................................     317     34,373
    Julius Baer Group, Ltd............................   2,098     89,053
    LafargeHolcim, Ltd.(7110753)......................   5,356    225,428
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   4,186    177,516
    Lonza Group AG....................................     793    121,487
    Novartis AG.......................................   6,641    514,501
    Swatch Group AG (The)(7184736)....................   1,378     91,451
#   Swatch Group AG (The)(7184725)....................     919    314,306
    Swiss Life Holding AG.............................     377     96,099

                                     1307

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Swiss Re AG.......................................   6,293 $   585,792
    UBS Group AG(BRJL176).............................  23,233     383,929
*   UBS Group AG(H42097107)...........................  11,931     198,532
    Zurich Insurance Group AG.........................   2,879     638,175
                                                               -----------
TOTAL SWITZERLAND.....................................           5,641,329
                                                               -----------
UNITED KINGDOM -- (17.9%)
    Anglo American P.L.C..............................  18,799      74,984
    Aviva P.L.C.......................................   6,330      43,658
    Barclays P.L.C....................................  41,183     110,200
    Barclays P.L.C. Sponsored ADR.....................  27,724     298,865
    Barratt Developments P.L.C........................   3,393      29,104
    BP P.L.C..........................................  28,985     156,525
    BP P.L.C. Sponsored ADR...........................  64,548   2,089,419
#   Carnival P.L.C. ADR...............................   2,038     102,573
    Glencore P.L.C....................................  81,166     104,647
    HSBC Holdings P.L.C...............................  51,530     363,416
    HSBC Holdings P.L.C. Sponsored ADR................  42,713   1,512,040
    Investec P.L.C....................................   3,602      22,916
    J Sainsbury P.L.C.................................  46,892     164,642
    Kingfisher P.L.C..................................  51,633     241,622
    Old Mutual P.L.C..................................  89,944     219,433
*   Royal Bank of Scotland Group P.L.C................  28,961     104,847
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.  12,586      92,759
    Royal Dutch Shell P.L.C. Class A..................   7,490     163,623
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...  28,341   1,250,688
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  32,435   1,424,870
    Royal Mail P.L.C..................................   9,698      63,758
    Standard Chartered P.L.C..........................  25,627     172,879
    Vodafone Group P.L.C.............................. 468,782   1,506,828
    Vodafone Group P.L.C. Sponsored ADR...............  25,258     813,302
    WM Morrison Supermarkets P.L.C....................  29,172      72,970
                                                               -----------
TOTAL UNITED KINGDOM..................................          11,200,568
                                                               -----------
TOTAL COMMON STOCKS...................................          59,927,249
                                                               -----------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
    Bayerische Motoren Werke AG.......................   1,244      85,653
    Porsche Automobil Holding SE......................   1,333      60,454
    Volkswagen AG.....................................   2,806     326,763
                                                               -----------
TOTAL GERMANY.........................................             472,870
                                                               -----------
TOTAL PREFERRED STOCKS................................             472,870
                                                               -----------

                                     1308

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Iberdrola SA Rights 02/01/16......................  99,900 $    13,956
                                                                 -----------
TOTAL INVESTMENT SECURITIES.............................          60,414,075
                                                                 -----------

                                                                   VALUE+
                                                                 -----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund.................... 174,020   2,013,411
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,309,813)^^..................................         $62,427,486
                                                                 ===========

                                     1309

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia..................          -- $ 2,988,226   --    $ 2,988,226
      Austria....................          --       7,259   --          7,259
      Belgium....................          --   1,076,101   --      1,076,101
      Canada..................... $ 4,488,663          --   --      4,488,663
      Denmark....................          --   1,167,547   --      1,167,547
      Finland....................          --     349,593   --        349,593
      France.....................     552,245   5,125,876   --      5,678,121
      Germany....................     328,246   4,363,723   --      4,691,969
      Hong Kong..................          --   1,504,556   --      1,504,556
      Ireland....................      15,937     130,823   --        146,760
      Israel.....................      40,676     173,188   --        213,864
      Italy......................          --     969,798   --        969,798
      Japan......................      35,104  13,309,332   --     13,344,436
      Netherlands................     446,687   1,306,948   --      1,753,635
      New Zealand................          --      38,334   --         38,334
      Norway.....................      24,502     368,953   --        393,455
      Portugal...................          --      33,332   --         33,332
      Singapore..................          --     648,698   --        648,698
      Spain......................          --   1,748,489   --      1,748,489
      Sweden.....................          --   1,842,516   --      1,842,516
      Switzerland................     307,539   5,333,790   --      5,641,329
      United Kingdom.............   7,584,516   3,616,052   --     11,200,568
   Preferred Stocks
      Germany....................          --     472,870   --        472,870
   Rights/Warrants
      Spain......................          --      13,956   --         13,956
   Securities Lending Collateral.          --   2,013,411   --      2,013,411
                                  ----------- -----------   --    -----------
   TOTAL......................... $13,824,115 $48,603,371   --    $62,427,486
                                  =========== ===========   ==    ===========

                                     1310

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (5.8%)
    Adelaide Brighton, Ltd............................  46,171 $  155,989
    AGL Energy, Ltd...................................   9,418    125,600
#   ALS, Ltd..........................................  42,833    101,563
    Altium, Ltd.......................................   6,607     23,246
#   Alumina, Ltd...................................... 252,315    188,862
    AMA Group, Ltd....................................   5,769      3,784
    Amcor, Ltd........................................  27,336    260,675
    AMP, Ltd.......................................... 168,228    648,290
    AP Eagers, Ltd....................................   3,748     31,563
#   APA Group.........................................  35,817    218,344
*   APN News & Media, Ltd.............................  45,653     16,892
#   ARB Corp., Ltd....................................   4,130     45,047
    Ardent Leisure Group..............................  18,346     26,909
#*  Arrium, Ltd.......................................  91,938      4,354
    Asciano, Ltd......................................  69,465    440,385
*   ASG Group, Ltd....................................  29,610     24,250
    ASX, Ltd..........................................  11,474    347,064
*   Atlas Iron, Ltd...................................  50,565        582
#   AUB Group, Ltd....................................   6,209     37,698
    Aurizon Holdings, Ltd.............................  88,081    232,910
#   Ausdrill, Ltd.....................................  31,689      5,289
#   AusNet Services...................................  86,184     90,254
*   Austin Engineering, Ltd...........................   4,843        583
    Australia & New Zealand Banking Group, Ltd........  74,515  1,293,505
*   Australian Agricultural Co., Ltd..................  42,738     40,786
    Australian Pharmaceutical Industries, Ltd.........  38,132     56,884
    Automotive Holdings Group, Ltd....................  32,529    100,844
    Aveo Group........................................   6,895     14,665
*   AWE, Ltd..........................................  57,918     21,628
#   Bank of Queensland, Ltd...........................  35,285    330,525
*   BC Iron, Ltd......................................   4,113        236
    Beach Energy, Ltd................................. 113,964     31,001
    Beadell Resources, Ltd............................  18,149      1,989
    Bega Cheese, Ltd..................................   5,491     27,709
    Bendigo and Adelaide Bank, Ltd....................  40,147    308,827
    BHP Billiton, Ltd................................. 134,618  1,478,369
    BHP Billiton, Ltd. Sponsored ADR..................     254      5,565
*   Billabong International, Ltd......................   5,101      5,890
#   Blackmores, Ltd...................................     633     86,306
    BlueScope Steel, Ltd..............................  66,713    223,219
*   Boart Longyear, Ltd...............................  21,171        751
    Boral, Ltd........................................  77,903    312,601
#*  Bradken, Ltd......................................   8,625      2,709
    Brambles, Ltd.....................................  37,267    297,703
#   Breville Group, Ltd...............................   7,096     30,800
    Brickworks, Ltd...................................   7,265     78,436
*   Broadspectrum, Ltd................................  40,387     34,896
    BT Investment Management, Ltd.....................   4,719     36,092
#   Cabcharge Australia, Ltd..........................  10,304     22,972
    Caltex Australia, Ltd.............................   7,323    195,836
#   Cardno, Ltd.......................................   6,970      4,686

                                     1311

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   carsales.com, Ltd.................................  17,747 $  149,975
#   Cash Converters International, Ltd................  34,080     12,701
    Cedar Woods Properties, Ltd.......................   3,941     12,327
    CIMIC Group, Ltd..................................   6,469    111,573
    Cleanaway Waste Management, Ltd................... 149,685     78,628
    Coca-Cola Amatil, Ltd.............................  24,485    146,586
    Cochlear, Ltd.....................................   2,811    188,407
    Collins Foods, Ltd................................   5,964     22,097
    Commonwealth Bank of Australia....................  17,964  1,015,426
    Computershare, Ltd................................  17,771    132,676
#   Corporate Travel Management, Ltd..................   2,968     25,303
#   Cover-More Group, Ltd.............................  12,150     17,196
    Credit Corp. Group, Ltd...........................   1,010      8,097
    CSG, Ltd..........................................  30,846     38,089
    CSR, Ltd..........................................  53,095     96,968
    Decmil Group, Ltd.................................  10,789      7,708
    Domino's Pizza Enterprises, Ltd...................   5,014    215,298
    Downer EDI, Ltd...................................  46,111    103,236
*   Drillsearch Energy, Ltd...........................  30,464     10,761
    DuluxGroup, Ltd...................................  29,266    135,633
#*  Energy Resources of Australia, Ltd................  13,961      3,424
#*  Energy World Corp., Ltd...........................  19,261      2,939
#   EQT Holdings, Ltd.................................     676      9,090
    ERM Power, Ltd....................................  11,026     11,427
    Event Hospitality and Entertainment, Ltd..........   7,229     77,956
    Evolution Mining, Ltd.............................  81,637     84,311
    Fairfax Media, Ltd................................ 291,705    185,083
    Finbar Group, Ltd.................................   8,281      5,879
*   Fleetwood Corp., Ltd..............................     779        652
    FlexiGroup, Ltd...................................  16,788     33,810
#   Flight Centre Travel Group, Ltd...................   3,435     95,995
#   Fortescue Metals Group, Ltd....................... 137,534    172,842
#   G8 Education, Ltd.................................  18,006     46,342
    GBST Holdings, Ltd................................   1,530      4,659
#   GrainCorp, Ltd. Class A...........................  18,245    111,281
#   Greencross, Ltd...................................   7,545     38,713
    GUD Holdings, Ltd.................................   9,711     45,201
    GWA Group, Ltd....................................  17,580     25,370
    Hansen Technologies, Ltd..........................   8,682     22,723
    Harvey Norman Holdings, Ltd.......................  48,506    154,674
    Hills, Ltd........................................  18,019      2,740
*   Horizon Oil, Ltd..................................  94,750      4,816
    Iluka Resources, Ltd..............................  21,603     84,758
*   Imdex, Ltd........................................   3,611        510
    Incitec Pivot, Ltd................................ 152,092    339,010
    Independence Group NL.............................  18,676     29,602
*   Infigen Energy....................................  12,200      4,112
#   Infomedia, Ltd....................................  19,244     10,194
    Insurance Australia Group, Ltd.................... 105,675    399,699
#   InvoCare, Ltd.....................................  10,303     87,468
    IOOF Holdings, Ltd................................  20,187    118,487
#   IRESS, Ltd........................................   7,225     49,755
*   iSelect, Ltd......................................   8,736      5,559

                                     1312

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
    James Hardie Industries P.L.C.....................  21,122 $244,757
#   JB Hi-Fi, Ltd.....................................   7,664  128,490
*   Kingsgate Consolidated, Ltd.......................  33,671    5,373
    LendLease Group...................................  48,539  453,261
*   Lynas Corp., Ltd.................................. 963,840   65,604
#   M2 Group, Ltd.....................................  10,411   93,961
    MACA, Ltd.........................................   8,396    4,179
*   Macmahon Holdings, Ltd............................  25,813    1,639
    Macquarie Group, Ltd..............................  18,234  940,554
    Magellan Financial Group, Ltd.....................   7,068  115,858
    Mantra Group, Ltd.................................   4,033   13,927
    MaxiTRANS Industries, Ltd.........................  11,936    3,986
*   Mayne Pharma Group, Ltd...........................  36,028   33,769
    McMillan Shakespeare, Ltd.........................   5,192   47,255
    Medibank Pvt, Ltd.................................  67,207  120,455
*   Medusa Mining, Ltd................................     788      212
    Metals X, Ltd.....................................  19,748   13,968
    Mincor Resources NL...............................   3,984      397
#   Mineral Resources, Ltd............................  12,379   33,084
    Mirvac Group......................................  91,946  125,545
#   MMA Offshore, Ltd.................................  12,228    2,876
#   Monadelphous Group, Ltd...........................   9,318   41,687
#   Mortgage Choice, Ltd..............................   2,795    3,536
#*  Mount Gibson Iron, Ltd............................  26,826    3,537
#   Myer Holdings, Ltd................................  69,683   51,737
    MyState, Ltd......................................   2,139    6,923
    National Australia Bank, Ltd......................  49,538  984,122
#   Navitas, Ltd......................................  23,128   77,125
*   NetComm Wireless, Ltd.............................   5,013    8,471
    New Hope Corp., Ltd...............................  16,892   19,915
*   Newcrest Mining, Ltd..............................  26,425  248,413
    nib holdings, Ltd.................................  27,163   69,268
    Northern Star Resources, Ltd......................  40,580   85,560
*   NRW Holdings, Ltd.................................  23,027      803
    Nufarm, Ltd.......................................  16,221   79,564
    Oil Search, Ltd...................................  52,256  245,566
#   Orica, Ltd........................................  29,022  295,760
    Origin Energy, Ltd................................  49,055  145,185
#*  Orocobre, Ltd.....................................   8,159   14,530
    Orora, Ltd........................................  96,489  150,667
    OZ Minerals, Ltd..................................  35,440   96,942
    OzForex Group, Ltd................................   8,349   18,560
*   Pacific Brands, Ltd...............................  80,238   46,216
    Pact Group Holdings, Ltd..........................   4,849   17,258
#*  Paladin Energy, Ltd............................... 157,449   23,620
    Panoramic Resources, Ltd..........................   9,832      578
    Peet, Ltd.........................................   4,909    3,661
    Perpetual, Ltd....................................   2,770   81,769
*   Perseus Mining, Ltd...............................  60,427   11,842
    Platinum Asset Management, Ltd....................  13,014   60,244
    Premier Investments, Ltd..........................  10,340   97,224
    Prime Media Group, Ltd............................  19,595    6,773
    Programmed Maintenance Services, Ltd..............  22,039   31,651

                                     1313

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
    Qantas Airways, Ltd...............................  78,783 $219,080
    QBE Insurance Group, Ltd..........................  47,190  369,142
#   Qube Holdings, Ltd................................  55,310   90,303
    RCR Tomlinson, Ltd................................   9,186   11,821
#   REA Group, Ltd....................................   2,678  101,649
    Recall Holdings, Ltd..............................   1,582    7,433
#   Reckon, Ltd.......................................   6,209    9,195
#   Regis Resources, Ltd..............................  21,378   35,847
    Reject Shop, Ltd. (The)...........................   5,557   41,471
*   Resolute Mining, Ltd..............................  51,480   11,878
    Retail Food Group, Ltd............................   2,999    9,676
    Ridley Corp., Ltd.................................  37,057   38,923
    Rio Tinto, Ltd....................................  17,677  499,194
    SAI Global, Ltd...................................  24,347   70,484
    Sandfire Resources NL.............................  15,902   57,585
    Santos, Ltd.......................................  84,475  193,735
*   Saracen Mineral Holdings, Ltd.....................  90,687   46,047
    Seek, Ltd.........................................  18,710  194,784
    Select Harvests, Ltd..............................   8,570   32,660
*   Senex Energy, Ltd.................................  31,721    3,444
    Servcorp, Ltd.....................................   5,319   27,952
#   Seven Group Holdings, Ltd.........................   9,767   33,097
#   Seven West Media, Ltd............................. 104,320   62,131
    Sigma Pharmaceuticals, Ltd........................ 122,239   71,930
    Silver Chef, Ltd..................................   1,565    9,620
#*  Silver Lake Resources, Ltd........................  47,532    7,692
#   Sims Metal Management, Ltd........................  19,344   94,372
    Sirtex Medical, Ltd...............................   2,829   76,343
#   Slater & Gordon, Ltd..............................  28,214   12,240
    SMS Management & Technology, Ltd..................   9,154   15,696
    Sonic Healthcare, Ltd.............................  11,144  146,915
*   South32, Ltd...................................... 131,103   92,019
*   South32, Ltd. ADR.................................   3,651   12,413
    Southern Cross Media Group, Ltd...................  61,186   49,362
    Spark Infrastructure Group........................ 104,171  147,270
*   St Barbara, Ltd...................................  10,906   11,408
    STW Communications Group, Ltd.....................  68,187   36,834
    Suncorp Group, Ltd................................  45,021  375,590
*   Sundance Energy Australia, Ltd....................  27,367    2,364
    Sunland Group, Ltd................................   6,809    7,712
#   Super Retail Group, Ltd...........................  11,158   81,558
    Sydney Airport....................................  17,558   82,679
*   Tap Oil, Ltd......................................  21,973    1,635
    Tassal Group, Ltd.................................  17,196   58,944
    Technology One, Ltd...............................  14,423   48,701
    Telstra Corp., Ltd................................  41,101  165,610
#*  Ten Network Holdings, Ltd.........................   7,026    6,028
#   TFS Corp., Ltd....................................   9,688    8,908
    Thorn Group, Ltd..................................   4,148    5,892
*   Tiger Resources, Ltd.............................. 219,444    8,001
    Tox Free Solutions, Ltd...........................  14,188   26,626
    TPG Telecom, Ltd..................................  12,199   87,892
    Transurban Group..................................  36,496  281,372

                                     1314

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
*   Troy Resources, Ltd...............................     443 $        71
#*  UGL, Ltd..........................................  20,063      31,589
    UXC, Ltd..........................................  23,733      20,380
    Village Roadshow, Ltd.............................   8,808      43,757
*   Virgin Australia Holdings, Ltd.................... 108,136      37,756
#   Virtus Health, Ltd................................   6,841      31,001
#   Vocus Communications, Ltd.........................  12,006      67,415
    Watpac, Ltd.......................................  27,091      20,384
    Webjet, Ltd.......................................   2,599       9,940
    Wesfarmers, Ltd...................................  15,400     464,664
    Western Areas, Ltd................................  10,742      14,617
    Westpac Banking Corp..............................  46,758   1,035,515
#*  Whitehaven Coal, Ltd..............................  55,612      16,535
    Woodside Petroleum, Ltd...........................  55,804   1,124,694
#   Woolworths, Ltd...................................  17,194     298,912
#   WorleyParsons, Ltd................................   9,130      22,400
                                                               -----------
TOTAL AUSTRALIA.......................................          25,791,973
                                                               -----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG............................     125      11,488
#   AMAG Austria Metall AG............................     373      11,916
    Andritz AG........................................   3,135     145,772
    Atrium European Real Estate, Ltd..................   9,121      31,387
    Austria Technologie & Systemtechnik AG............   3,324      43,165
    BUWOG AG..........................................   2,737      56,261
    CA Immobilien Anlagen AG..........................   3,775      64,740
*   Conwert Immobilien Invest SE......................   5,541      78,360
    DO & CO AG........................................     270      27,502
*   Erste Group Bank AG...............................   7,417     214,252
#   EVN AG............................................   2,411      26,645
*   FACC AG...........................................   1,487       7,964
    Flughafen Wien AG.................................     509      44,748
*   IMMOFINANZ AG.....................................  56,022     105,582
    Kapsch TrafficCom AG..............................     788      27,793
    Lenzing AG........................................     882      58,964
    Mayr Melnhof Karton AG............................     755      85,677
    Oesterreichische Post AG..........................   2,467      87,556
    OMV AG............................................  18,948     487,728
    Palfinger AG......................................     416      11,873
    POLYTEC Holding AG................................     362       2,829
    Porr Ag...........................................     848      22,744
*   Raiffeisen Bank International AG..................   9,204     116,094
    RHI AG............................................   3,247      61,011
    Rosenbauer International AG.......................     131       7,685
    S IMMO AG.........................................   4,456      37,042
    Schoeller-Bleckmann Oilfield Equipment AG.........     459      23,959
    Semperit AG Holding...............................   1,281      38,292
    Strabag SE........................................   1,732      42,278
    Telekom Austria AG................................   1,920      10,580
    UNIQA Insurance Group AG..........................   7,215      45,643
#   Verbund AG........................................   3,423      41,382
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   1,985      49,040
    Voestalpine AG....................................  11,179     293,998

                                     1315

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
    Wienerberger AG...................................  7,724 $  118,198
    Zumtobel Group AG.................................  1,877     38,955
                                                              ----------
TOTAL AUSTRIA.........................................         2,579,103
                                                              ----------
BELGIUM -- (1.3%)
#*  Ablynx NV.........................................  1,906     27,770
    Ackermans & van Haaren NV.........................  2,314    299,816
    Ageas............................................. 16,474    669,024
*   AGFA-Gevaert NV................................... 19,738     84,237
    Banque Nationale de Belgique......................     19     63,347
    Barco NV..........................................  1,098     68,954
    Bekaert SA........................................  3,883    125,105
*   BHF Kleinwort Benson Group........................ 11,050     68,654
    bpost SA..........................................    808     19,168
    Cie d'Entreprises CFE.............................    814     83,407
    Cie Immobiliere de Belgique SA....................    213      9,728
    Colruyt SA........................................  7,077    378,401
    D'ieteren SA......................................  3,335    109,158
    Deceuninck NV.....................................  5,234     12,285
    Delhaize Group....................................  8,987    943,276
    Delhaize Group Sponsored ADR......................  2,176     56,837
    Econocom Group SA.................................  6,240     58,506
    Elia System Operator SA...........................  2,099    101,228
    Euronav NV........................................ 12,141    141,582
    EVS Broadcast Equipment SA........................    367     11,741
#   Exmar NV..........................................  3,996     39,034
    Fagron............................................  2,168     16,175
*   Galapagos NV......................................  1,876     93,483
*   Galapagos NV Sponsored ADR........................    300     14,676
    Ion Beam Applications.............................    595     20,056
    KBC Groep NV......................................  7,241    414,958
    Kinepolis Group NV................................  1,256     53,206
#   Lotus Bakeries....................................     25     47,274
    Melexis NV........................................    974     48,949
*   Mobistar SA.......................................  4,432     92,104
#*  Nyrstar NV........................................ 32,923     48,308
    Ontex Group NV....................................  1,985     73,564
    Picanol...........................................    183      8,168
    Proximus SADP..................................... 10,524    363,786
    Recticel SA.......................................  3,942     22,663
    Resilux...........................................    108     14,967
    Sioen Industries NV...............................  1,485     26,807
    Sipef SA..........................................    498     26,171
    Solvay SA.........................................  6,246    517,438
*   Telenet Group Holding NV..........................  2,367    123,212
*   Tessenderlo Chemie NV.............................  3,117     82,546
*   ThromboGenics NV..................................    592      1,929
    Umicore SA........................................  9,628    353,977

                                     1316

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
BELGIUM -- (Continued)
    Van de Velde NV...................................     784 $   47,868
                                                               ----------
TOTAL BELGIUM.........................................          5,883,543
                                                               ----------
CANADA -- (8.3%)
#*  5N Plus, Inc......................................   4,100      4,097
    Absolute Software Corp............................   2,400     11,427
    Acadian Timber Corp...............................     700      8,989
*   Advantage Oil & Gas, Ltd.(00765F101)..............   3,399     18,559
*   Advantage Oil & Gas, Ltd.(B66PKS8)................  18,220     99,495
    Aecon Group, Inc..................................   6,295     65,201
#   Ag Growth International, Inc......................   1,000     20,358
    AGF Management, Ltd. Class B......................   3,745     12,591
    Agnico Eagle Mines, Ltd...........................  15,126    445,309
    Agrium, Inc.......................................   6,579    571,518
    AGT Food & Ingredients, Inc.......................   3,100     77,716
    Aimia, Inc........................................  13,859     92,598
*   Air Canada........................................   5,800     32,501
    AirBoss of America Corp...........................   3,978     50,545
*   Alacer Gold Corp..................................  29,796     46,367
*   Alamos Gold, Inc. Class A(011532108)..............  13,292     43,065
    Alamos Gold, Inc. Class A(BZ3DNP6)................   5,033     16,420
    Alaris Royalty Corp...............................   2,100     35,632
*   Alexco Resource Corp..............................   1,285        482
    Algonquin Power & Utilities Corp..................  14,120    115,911
    Alimentation Couche-Tard, Inc. Class B............   5,865    255,299
    AltaGas, Ltd......................................   9,737    227,838
    Altus Group, Ltd..................................   1,950     24,833
    ARC Resources, Ltd................................  14,623    196,553
*   Argonaut Gold, Inc................................  18,272     13,956
*   Asanko Gold, Inc..................................   1,442      2,069
    Atco, Ltd. Class I................................   3,264     90,471
#*  Athabasca Oil Corp................................  20,099     21,234
*   ATS Automation Tooling Systems, Inc...............   8,297     63,017
*   AuRico Metals, Inc.(05157J108)....................   5,845      2,518
*   AuRico Metals, Inc.(BYR52G5)......................   2,212        916
#   AutoCanada, Inc...................................   1,954     27,729
#*  Avigilon Corp.....................................   3,373     31,541
*   B2Gold Corp....................................... 103,493     79,047
#   Badger Daylighting, Ltd...........................   3,950     67,981
    Bank of Montreal..................................  14,125    755,970
    Bank of Nova Scotia (The).........................  25,169  1,027,902
*   Bankers Petroleum, Ltd............................  30,800     19,567
    Barrick Gold Corp.(2024644).......................  34,082    338,898
    Barrick Gold Corp.(067901108).....................  46,629    462,093
    Baytex Energy Corp.(B4VGVM3)......................   2,926      6,182
    Baytex Energy Corp.(07317Q105)....................   2,602      5,516
    BCE, Inc.(B188TH2)................................   1,475     59,415
    BCE, Inc.(05534B760)..............................   2,798    112,759
*   Bellatrix Exploration, Ltd.(078314101)............   7,797      9,746
#*  Bellatrix Exploration, Ltd.(B580BW5)..............   3,612      4,435
*   Birchcliff Energy, Ltd............................   7,593     27,263
    Bird Construction, Inc............................   5,089     41,994
    Black Diamond Group, Ltd..........................   3,642     14,897

                                     1317

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
*   BlackBerry, Ltd.(BCBHZ31).........................  5,600 $   39,934
*   BlackBerry, Ltd.(09228F103)....................... 21,014    149,620
#*  BlackPearl Resources, Inc......................... 32,381     13,637
*   BNK Petroleum, Inc................................  9,658      1,655
#*  Bombardier, Inc. Class B.......................... 69,800     48,829
    Bonavista Energy Corp............................. 11,720     16,063
    Bonterra Energy Corp..............................  2,280     26,382
    Boralex, Inc. Class A.............................  3,200     34,903
*   Boulder Energy, Ltd...............................  2,900      3,250
    Brookfield Asset Management, Inc. Class A.........  7,675    231,691
*   BRP, Inc..........................................  2,200     24,373
#   Calfrac Well Services, Ltd........................  5,454      5,645
    Cameco Corp....................................... 14,192    172,291
    Canaccord Genuity Group, Inc...................... 12,583     44,461
*   Canacol Energy, Ltd............................... 17,800     33,290
#   Canadian Energy Services & Technology Corp........ 20,070     56,017
    Canadian Imperial Bank of Commerce................  6,765    438,710
    Canadian National Railway Co......................  9,292    497,029
    Canadian Natural Resources, Ltd................... 53,582  1,139,153
    Canadian Oil Sands, Ltd........................... 22,249    149,131
    Canadian Pacific Railway, Ltd.....................  2,100    251,433
#   Canadian Tire Corp., Ltd. Class A.................  4,768    388,513
    Canadian Utilities, Ltd. Class A..................  2,050     52,871
#   Canadian Western Bank.............................  9,694    158,879
    Canam Group, Inc..................................  6,800     63,733
#   Canexus Corp......................................  8,060      7,134
*   Canfor Corp.......................................  9,366    104,765
    Canfor Pulp Products, Inc.........................  3,791     27,007
#   CanWel Building Materials Group, Ltd..............  1,900      5,818
    Canyon Services Group, Inc........................  7,376     22,588
    Capital Power Corp................................  4,665     62,737
    Capstone Infrastructure Corp...................... 13,353     45,943
*   Capstone Mining Corp.............................. 20,200      5,119
    Cascades, Inc..................................... 10,300     77,347
    CCL Industries, Inc. Class B......................  2,170    305,928
*   Celestica, Inc....................................  8,145     73,794
    Cenovus Energy, Inc............................... 32,519    399,658
    Centerra Gold, Inc................................ 17,742     80,801
*   Cequence Energy, Ltd.............................. 30,508      6,315
    Cervus Equipment Corp.............................  1,200     11,136
*   CGI Group, Inc. Class A...........................  8,717    373,959
*   China Gold International Resources Corp., Ltd.....  8,852     12,385
    CI Financial Corp.................................  2,200     48,589
    Cineplex, Inc.....................................  2,883    100,634
    Clearwater Seafoods, Inc..........................  1,677     13,671
    Cogeco Communications, Inc........................  2,982    134,636
    Cogeco, Inc.......................................  1,076     41,131
*   Colliers International Group, Inc.................  1,720     74,407
    COM DEV International, Ltd........................ 10,341     45,324
    Computer Modelling Group, Ltd.....................  7,490     49,723
    Constellation Software, Inc.......................  1,400    509,672
#*  Copper Mountain Mining Corp....................... 22,194      6,654
#   Corus Entertainment, Inc. Class B.................  9,513     66,073

                                     1318

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Cott Corp.(2228952)...............................  3,356 $ 34,425
    Cott Corp.(22163N106).............................  6,307   64,773
    Crescent Point Energy Corp.(22576C101)............  6,810   75,586
    Crescent Point Energy Corp.(B67C8W8).............. 13,178  146,093
*   Crew Energy, Inc.................................. 14,833   40,870
*   Delphi Energy Corp................................  8,492    4,728
#*  Denison Mines Corp................................  3,500    1,599
*   Descartes Systems Group, Inc. (The)(249906108)....  1,400   24,920
*   Descartes Systems Group, Inc. (The)(2141941)......    100    1,780
*   Detour Gold Corp.................................. 20,100  244,489
    DH Corp...........................................  7,650  171,851
    DirectCash Payments, Inc..........................  1,393   10,789
    Dollarama, Inc....................................  5,600  300,487
*   Dominion Diamond Corp.............................  8,601   91,601
    Dorel Industries, Inc. Class B....................  3,747   73,688
#*  Dundee Precious Metals, Inc....................... 11,518    8,797
    Eldorado Gold Corp.(284902103)....................  7,243   16,224
    Eldorado Gold Corp.(2307873)...................... 47,391  107,576
    Emera, Inc........................................  1,300   41,453
    Empire Co., Ltd...................................  7,590  143,467
#   Enbridge Income Fund Holdings, Inc................ 10,800  225,652
    Enbridge, Inc.(2466149)...........................  1,500   52,102
    Enbridge, Inc.(29250N105).........................  6,108  211,337
    Encana Corp....................................... 56,119  245,240
*   Endeavour Mining Corp............................. 10,650   65,075
#*  Endeavour Silver Corp.(2980003)...................  5,300    6,583
*   Endeavour Silver Corp.(29258Y103).................  4,949    6,137
    EnerCare, Inc.....................................  9,400  106,823
    Enerflex, Ltd.....................................  7,082   64,961
*   Energy Fuels, Inc.................................  2,154    5,074
    Enerplus Corp..................................... 11,838   37,526
    Enghouse Systems, Ltd.............................  1,600   68,653
    Ensign Energy Services, Inc....................... 12,296   58,193
#*  Epsilon Energy, Ltd...............................  5,703   10,992
    Equitable Group, Inc..............................  1,307   48,505
*   Essential Energy Services Trust................... 19,400    7,478
    Evertz Technologies, Ltd..........................  1,400   17,689
    Exchange Income Corp..............................  1,362   23,217
    Exco Technologies, Ltd............................  2,011   20,944
#   Extendicare, Inc..................................  6,349   41,695
    Fairfax Financial Holdings, Ltd...................    947  487,601
    Fiera Capital Corp................................  2,526   19,185
    Finning International, Inc........................ 16,795  213,879
    First Capital Realty, Inc.........................  4,115   54,988
*   First Majestic Silver Corp.(2833583)..............  4,769   14,298
*   First Majestic Silver Corp.(32076V103)............  7,108   21,253
    First Quantum Minerals, Ltd....................... 44,095   95,373
*   FirstService Corp.................................  1,720   65,670
#   Fortis, Inc.......................................  5,053  146,840
*   Fortuna Silver Mines, Inc.(349915108).............  1,312    3,346
*   Fortuna Silver Mines, Inc.(2383033)...............  7,299   18,548
    Franco-Nevada Corp................................    742   32,730
    Freehold Royalties, Ltd...........................  3,400   25,993

                                     1319

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Genworth MI Canada, Inc...........................  3,342 $ 57,803
    George Weston, Ltd................................  2,234  172,242
    Gibson Energy, Inc................................ 10,292  114,094
    Gildan Activewear, Inc............................  3,004   75,701
    Gluskin Sheff + Associates, Inc...................  1,400   19,617
    GMP Capital, Inc..................................  5,000   14,491
    Goldcorp, Inc..................................... 23,406  265,424
#*  Golden Star Resources, Ltd........................ 12,402    2,390
*   Gran Tierra Energy, Inc.(38500T101)...............  2,706    6,197
*   Gran Tierra Energy, Inc.(B2PPCS5)................. 30,130   68,824
    Granite Oil Corp..................................  3,733   21,105
*   Great Panther Silver, Ltd.........................    753      387
    Great-West Lifeco, Inc............................  4,512  111,826
*   Heroux-Devtek, Inc................................  2,214   20,071
    High Liner Foods, Inc.............................  2,850   31,269
#   Horizon North Logistics, Inc...................... 10,800   14,108
    HudBay Minerals, Inc.(B05BDX1)....................  3,724    7,337
    HudBay Minerals, Inc.(B05BQ98).................... 19,343   37,719
    Hudson's Bay Co...................................  9,000  111,143
#   Husky Energy, Inc................................. 14,711  146,385
*   IAMGOLD Corp.(450913108)..........................  4,292    6,223
*   IAMGOLD Corp.(2446646)............................ 39,525   57,557
    IGM Financial, Inc................................  3,045   78,054
*   IMAX Corp.........................................  4,098  127,284
#*  Imperial Metals Corp..............................  1,400    4,537
    Imperial Oil, Ltd.................................  8,827  270,194
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  7,318  217,257
#   Innergex Renewable Energy, Inc....................  6,245   52,246
    Intact Financial Corp.............................  2,474  148,345
    Inter Pipeline, Ltd...............................  6,435  104,272
*   Interfor Corp.....................................  7,840   60,721
    Intertape Polymer Group, Inc......................  6,800   78,635
#*  Ithaca Energy, Inc................................ 43,625   13,235
    Jean Coutu Group PJC, Inc. (The) Class A..........  4,300   60,438
    Just Energy Group, Inc.(B693818)..................  4,023   26,753
#   Just Energy Group, Inc.(B63MCN1).................. 12,596   83,710
    K-Bro Linen, Inc..................................    600   21,509
*   Kelt Exploration, Ltd.............................  2,720    7,533
    Keyera Corp.......................................  3,871  106,108
    Killam Apartment Real Estate Investment Trust.....  3,100   24,076
*   Kinross Gold Corp.(B03Z841)....................... 86,297  142,299
*   Kinross Gold Corp.(496902404)..................... 27,330   44,821
*   Kirkland Lake Gold, Inc...........................  9,317   33,187
*   Klondex Mines, Ltd................................  5,200   10,802
*   Knight Therapeutics, Inc..........................    400    1,933
    Labrador Iron Ore Royalty Corp....................    709    4,494
*   Lake Shore Gold Corp.............................. 50,205   45,514
    Laurentian Bank of Canada.........................  3,246  110,525
    Leon's Furniture, Ltd.............................  1,806   17,907
#*  Lightstream Resources, Ltd........................ 18,784    4,559
    Linamar Corp......................................  4,050  157,935
    Loblaw Cos., Ltd..................................  3,684  173,030
#   Long Run Exploration, Ltd.........................  7,084    1,618

                                     1320

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Lucara Diamond Corp............................... 35,089 $   57,609
*   Lundin Mining Corp................................ 59,787    148,091
    MacDonald Dettwiler & Associates, Ltd.............  1,600     99,422
    Magellan Aerospace Corp...........................    993     10,136
    Magna International, Inc..........................  6,398    221,307
*   Mainstreet Equity Corp............................    500     10,814
    Major Drilling Group International, Inc...........  6,620     25,234
    Mandalay Resources Corp........................... 36,500     20,323
#   Manitoba Telecom Services, Inc....................  3,243     69,865
    Manulife Financial Corp........................... 35,723    495,121
    Maple Leaf Foods, Inc.............................  7,700    125,429
    Martinrea International, Inc......................  9,805     66,141
    Mediagrif Interactive Technologies, Inc...........    800      8,726
#   Medical Facilities Corp...........................  5,950     59,249
*   MEG Energy Corp................................... 14,043     58,241
    Melcor Developments, Ltd..........................    200      1,997
    Methanex Corp.....................................  8,906    236,187
    Metro, Inc........................................ 37,277  1,101,892
*   Mitel Networks Corp...............................  7,900     57,633
    Morneau Shepell, Inc..............................  6,900     72,108
    MTY Food Group, Inc...............................    700     15,440
#   Mullen Group, Ltd.................................  9,613    103,067
    National Bank of Canada........................... 22,057    629,323
    Nevsun Resources, Ltd............................. 20,561     55,919
    New Flyer Industries, Inc.........................  7,176    136,666
*   New Gold, Inc.(644535106).........................  4,011      9,747
*   New Gold, Inc.(2826947)........................... 19,898     49,003
    Newalta Corp......................................  5,173     10,413
    Norbord, Inc......................................  2,757     48,137
    North American Energy Partners, Inc...............  2,400      4,032
    North West Co., Inc. (The)........................  3,084     67,210
#   Northland Power, Inc..............................  5,764     79,986
*   NuVista Energy, Ltd............................... 11,685     37,535
    OceanaGold Corp................................... 75,090    154,908
    Onex Corp.........................................  3,400    203,214
    Open Text Corp....................................  1,994     97,427
    Osisko Gold Royalties, Ltd........................  5,281     53,685
#   Pacific Exploration and Production Corp........... 22,765     13,163
*   Painted Pony Petroleum, Ltd.......................  8,100     24,284
    Pan American Silver Corp.......................... 18,080    119,690
*   Paramount Resources, Ltd. Class A.................    500      1,642
*   Parex Resources, Inc.............................. 13,430     88,485
#   Parkland Fuel Corp................................  5,600     88,743
    Pason Systems, Inc................................  5,198     66,529
    Pembina Pipeline Corp.............................  4,402    100,101
    Pengrowth Energy Corp.(70706P104).................  4,002      3,322
#   Pengrowth Energy Corp.(B67M828)................... 39,023     32,591
    Penn West Petroleum, Ltd.......................... 20,635     15,167
*   Performance Sports Group, Ltd.....................  1,200      8,566
#   Peyto Exploration & Development Corp..............  9,128    196,321
    PHX Energy Services Corp..........................  3,238      3,467
    Pizza Pizza Royalty Corp..........................  2,400     21,689
    Potash Corp. of Saskatchewan, Inc................. 12,697    206,961

                                     1321

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Precision Drilling Corp.(B5YPLH9).................  8,196 $   27,907
    Precision Drilling Corp.(74022D308)............... 19,847     67,480
    Premium Brands Holdings Corp......................  1,450     43,472
*   Pretium Resources, Inc............................  9,400     40,059
*   Primero Mining Corp.(74164W106)...................  9,167     22,917
*   Primero Mining Corp.(B4Z8FV2)..................... 16,100     40,109
    Progressive Waste Solutions, Ltd.................. 10,870    306,208
#   Pulse Seismic, Inc................................  4,200      6,836
    Quebecor, Inc. Class B............................  4,250    107,699
    Reitmans Canada, Ltd. Class A.....................  5,200     14,848
    Richelieu Hardware, Ltd...........................    936     45,193
*   Richmont Mines, Inc...............................  8,853     31,850
    Ritchie Bros Auctioneers, Inc.....................  2,701     61,799
*   RMP Energy, Inc...................................  7,017      7,614
*   Rock Energy, Inc..................................  4,000      3,598
#   Rocky Mountain Dealerships, Inc...................  3,078     14,238
    Rogers Communications, Inc. Class B...............  4,076    139,358
#   Rogers Sugar, Inc.................................  6,720     20,051
    RONA, Inc......................................... 12,696    111,472
    Royal Bank of Canada.............................. 24,345  1,247,438
#   Russel Metals, Inc................................  8,571     96,178
#*  Sandstorm Gold, Ltd...............................  6,700     15,257
    Sandvine Corp.....................................  6,606     16,410
    Saputo, Inc.......................................  6,750    165,751
#   Savanna Energy Services Corp......................  8,000      6,796
#*  Sears Canada, Inc.................................  1,813      7,959
    Secure Energy Services, Inc.......................  2,358     12,607
*   SEMAFO, Inc....................................... 49,798    124,415
    Shaw Communications, Inc. Class B................. 10,419    180,040
    ShawCor, Ltd......................................  5,905    127,508
    Sherritt International Corp....................... 24,429     12,207
    Sienna Senior Living, Inc.........................  4,500     51,396
#*  Sierra Wireless, Inc..............................  1,995     29,805
*   Silver Standard Resources, Inc.(2218458)..........  2,563     11,160
*   Silver Standard Resources, Inc.(82823L106)........  7,380     32,177
    Silver Wheaton Corp............................... 10,507    123,562
    SNC-Lavalin Group, Inc............................ 12,110    346,210
*   Solium Capital, Inc...............................  1,700      7,876
#   Sprott, Inc....................................... 11,800     16,172
    Stantec, Inc......................................  5,203    126,641
    Stella-Jones, Inc.................................  2,600     78,562
    Stuart Olson, Inc.................................  1,300      5,076
#   Student Transportation, Inc.(B1FQZ15).............  5,999     21,197
    Student Transportation, Inc.(86388A108)...........    700      2,464
    Sun Life Financial, Inc........................... 11,897    339,064
    Suncor Energy, Inc................................ 71,552  1,685,050
*   SunOpta, Inc.(8676EP108)..........................  4,680     27,706
*   SunOpta, Inc.(2817510)............................  1,492      8,840
    Superior Plus Corp................................ 14,414    107,315
#   Surge Energy, Inc................................. 26,835     42,334
    Tahoe Resources, Inc..............................  6,785     52,584
*   Taseko Mines, Ltd................................. 11,862      4,488
    Teck Resources, Ltd. Class B...................... 19,154     71,444

                                     1322

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
    TELUS Corp........................................  1,498 $    41,671
#*  Tembec, Inc.......................................  7,455       4,949
#*  Teranga Gold Corp................................. 57,500      16,418
*   Thompson Creek Metals Co., Inc.(2439806)..........  9,099       1,429
*   Thompson Creek Metals Co., Inc.(884768102)........  6,318       1,048
    Thomson Reuters Corp..............................  4,105     153,527
#*  Timmins Gold Corp................................. 18,699       2,536
    TMX Group, Ltd....................................  1,105      32,072
    TORC Oil & Gas, Ltd............................... 11,081      42,872
    Toromont Industries, Ltd..........................  8,142     165,409
    Toronto-Dominion Bank (The)....................... 34,519   1,306,199
    Torstar Corp. Class B.............................  2,714       4,533
    Total Energy Services, Inc........................  4,000      40,974
*   Tourmaline Oil Corp............................... 20,003     398,811
    TransAlta Corp.................................... 31,016     108,246
#   TransAlta Renewables, Inc.........................  2,500      17,810
    TransCanada Corp..................................  9,006     311,247
    Transcontinental, Inc. Class A.................... 10,852     142,844
    TransForce, Inc...................................  9,677     145,062
    TransGlobe Energy Corp.(893662106)................    500         720
    TransGlobe Energy Corp.(2470548)..................  1,000       1,428
#*  Trican Well Service, Ltd..........................  4,500       5,429
#*  Trilogy Energy Corp...............................  4,600      11,624
    Trinidad Drilling, Ltd............................  9,718      13,596
*   Turquoise Hill Resources, Ltd.(900435108).........  3,396       6,996
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 24,599      51,449
    Uni-Select, Inc...................................  1,000      43,258
#   Valener, Inc......................................  1,400      19,188
#   Veresen, Inc...................................... 24,002     136,723
    Vermilion Energy, Inc.(923725105).................  2,873      76,910
#   Vermilion Energy, Inc.(B607XS1)...................  2,700      72,198
#   Wajax Corp........................................  1,100      12,241
    West Fraser Timber Co., Ltd.......................  4,744     163,055
    Western Energy Services Corp......................  7,800      20,712
    Western Forest Products, Inc...................... 36,907      55,061
    Westjet Airlines, Ltd.............................  1,307      17,652
    Westshore Terminals Investment Corp...............  2,100      19,652
    Whistler Blackcomb Holdings, Inc..................  2,401      38,374
#   Whitecap Resources, Inc........................... 24,855     135,905
    Wi-Lan, Inc....................................... 13,600      14,950
    Winpak, Ltd.......................................  1,378      44,058
    WSP Global, Inc...................................  6,600     189,675
    Yamana Gold, Inc.(2219279)........................ 15,436      26,555
    Yamana Gold, Inc.(98462Y100)...................... 14,406      24,490
*   Yellow Pages, Ltd.................................  2,929      33,244
    ZCL Composites, Inc...............................  2,626      13,347
                                                              -----------
TOTAL CANADA..........................................         36,433,583
                                                              -----------
CHINA -- (0.0%)
    Nexteer Automotive Group, Ltd..................... 32,000      33,214
                                                              -----------
DENMARK -- (1.5%)
    ALK-Abello A.S....................................    540      74,712

                                     1323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
DENMARK -- (Continued)
    Alm Brand A.S.....................................  9,122 $   61,104
#   Ambu A.S. Class B.................................  2,772     86,024
#*  Bang & Olufsen A.S................................  2,210     23,312
    BankNordik P/F....................................    549      9,617
*   Bavarian Nordic A.S...............................  2,341     98,182
*   BoConcept Holding A.S. Class B....................    200     12,618
    Chr Hansen Holding A.S............................  5,133    314,279
    Coloplast A.S. Class B............................  1,093     89,733
#*  D/S Norden A.S....................................  2,616     34,877
    Danske Bank A.S................................... 12,084    325,198
    DFDS A.S..........................................  4,120    146,207
    DSV A.S........................................... 14,932    581,099
#   FLSmidth & Co. A.S................................  4,622    162,102
*   Genmab A.S........................................  3,413    428,594
    GN Store Nord A.S................................. 15,123    283,121
*   H Lundbeck A.S....................................  5,422    176,110
*   H+H International A.S. Class B....................  2,105     25,447
    IC Group A.S......................................    908     29,279
    ISS A.S...........................................  4,028    142,403
*   Jyske Bank A.S....................................  6,258    274,796
    Matas A.S.........................................    825     15,591
    NKT Holding A.S...................................  2,633    146,368
    Pandora A.S.......................................  5,781    773,414
    PER Aarsleff A.S. Class B.........................    239     73,279
    Ringkjoebing Landbobank A.S.......................    312     64,885
    Rockwool International A.S. Class A...............     20      2,976
    Rockwool International A.S. Class B...............  1,088    164,831
*   Santa Fe Group A.S................................  1,591     15,077
    Schouw & Co.......................................  1,501     88,680
    SimCorp A.S.......................................  4,141    203,173
    Solar A.S. Class B................................    683     38,587
    Spar Nord Bank A.S................................  5,030     41,394
    Sydbank A.S.......................................  8,796    256,841
    TDC A.S........................................... 63,051    270,769
*   TK Development A.S................................  5,396      5,646
*   Topdanmark A.S....................................  7,139    181,422
    Tryg A.S..........................................  4,911     93,904
    United International Enterprises..................    225     32,399
    Vestas Wind Systems A.S...........................  6,761    442,401
*   William Demant Holding A.S........................  2,337    206,009
                                                              ----------
TOTAL DENMARK.........................................         6,496,460
                                                              ----------
FINLAND -- (1.6%)
    Aktia Bank Oyj....................................  1,256     13,716
    Amer Sports Oyj................................... 13,279    363,465
    Aspo Oyj..........................................  3,410     25,730
    BasWare Oyj.......................................    708     24,962
    Cargotec Oyj Class B..............................  4,230    134,841
    Caverion Corp.....................................  8,485     80,847
    Citycon Oyj....................................... 36,634     87,427
    Comptel Oyj.......................................  9,619     15,131
    Cramo Oyj.........................................  3,736     71,855
    Elisa Oyj......................................... 10,902    394,861

                                     1324

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    F-Secure Oyj......................................  5,330 $   14,568
*   Finnair Oyj.......................................  5,464     29,289
    Fiskars Oyj Abp...................................  3,605     69,807
    Fortum Oyj........................................ 23,504    369,588
    HKScan Oyj Class A................................  4,861     18,549
    Huhtamaki Oyj..................................... 13,829    488,849
    Kemira Oyj........................................ 12,227    138,522
#   Kesko Oyj Class A.................................  1,108     41,888
    Kesko Oyj Class B.................................  9,213    369,628
#   Konecranes Oyj....................................  5,858    130,003
    Lassila & Tikanoja Oyj............................  4,444     83,448
    Metsa Board Oyj................................... 27,753    185,596
    Metso Oyj.........................................  8,943    184,530
    Neste Oyj......................................... 18,400    576,459
    Nokian Renkaat Oyj................................  9,679    329,088
*   Oriola-KD Oyj Class B............................. 14,358     65,256
#*  Outokumpu Oyj..................................... 20,833     51,216
#   Outotec Oyj....................................... 18,535     72,827
#   PKC Group Oyj.....................................  2,540     39,442
    Ponsse Oy.........................................  1,526     30,064
*   Poyry Oyj.........................................    493      1,870
    Raisio Oyj Class V................................ 14,942     66,722
    Ramirent Oyj......................................  9,374     62,661
    Revenio Group Oyj.................................    343     10,380
    Sampo Oyj Class A................................. 13,008    629,903
#   Sanoma Oyj........................................ 11,194     51,717
    Sponda Oyj........................................ 13,317     54,470
    SRV Group Oyj.....................................  3,102      9,652
#*  Stockmann Oyj Abp Class B.........................  3,309     25,422
    Stora Enso Oyj Class R............................  8,434     68,735
    Technopolis Oyj................................... 10,210     40,334
    Teleste Oyj.......................................  1,197     11,264
    Tieto Oyj.........................................  5,962    160,514
    Tikkurila Oyj.....................................  6,249    105,985
    UPM-Kymmene Oyj................................... 57,273    933,368
    Uponor Oyj........................................  5,194     79,912
    Vaisala Oyj Class A...............................    133      3,440
    Valmet Oyj........................................  1,141     11,344
    YIT Oyj........................................... 10,563     56,275
                                                              ----------
TOTAL FINLAND.........................................         6,885,420
                                                              ----------
FRANCE -- (7.4%)
    ABC Arbitrage.....................................    925      5,000
    Accor SA..........................................  9,735    369,718
    Aeroports de Paris................................    963    109,089
    Air Liquide SA....................................  5,386    556,963
    Airbus Group SE...................................  6,999    440,210
    Akka Technologies.................................  1,415     40,706
    Albioma SA........................................  2,563     36,060
#*  Alstom SA.........................................  3,030     81,306
    Alten SA..........................................  3,037    170,946
    Altran Technologies SA............................ 11,924    150,583
    April SA..........................................  1,193     15,848

                                     1325

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Arkema SA.........................................  6,460 $  403,497
    Assystem..........................................    402      9,758
    Atos SE...........................................  7,538    595,906
    AXA SA............................................ 47,127  1,164,637
    Axway Software SA.................................    579     14,618
    Beneteau SA.......................................    497      6,038
    BioMerieux........................................  1,713    215,422
    BNP Paribas SA.................................... 18,315    867,615
    Boiron SA.........................................    620     46,742
    Bonduelle SCA.....................................  1,635     42,501
    Bouygues SA....................................... 10,963    429,137
    Bureau Veritas SA................................. 10,227    194,830
    Burelle SA........................................     39     33,567
    Cap Gemini SA.....................................  2,861    261,440
#   Carrefour SA...................................... 20,411    580,913
#   Casino Guichard Perrachon SA......................  3,489    158,153
*   Cegedim SA........................................    334      9,975
    Cegid Group SA....................................    726     39,405
#*  CGG SA............................................ 20,200     16,950
    Chargeurs SA......................................  2,820     25,930
    Christian Dior SE.................................    970    164,053
    Cie de Saint-Gobain............................... 23,557    970,884
    Cie des Alpes.....................................    975     14,859
    Cie Generale des Etablissements Michelin.......... 13,015  1,187,402
    CNP Assurances.................................... 14,770    197,512
*   Coface SA.........................................  2,072     16,993
    Credit Agricole SA................................ 18,837    187,976
    Danone SA.........................................  8,665    596,805
    Dassault Systemes.................................  2,282    176,384
*   Derichebourg SA................................... 13,919     44,101
    Devoteam SA.......................................    814     30,163
    Edenred...........................................  7,756    145,928
    Eiffage SA........................................  5,831    400,454
    Electricite de France SA.......................... 11,210    146,588
    Elior.............................................  3,129     62,868
    Engie SA.......................................... 43,432    692,982
#*  Eramet............................................    319      6,934
    Essilor International SA..........................  4,502    558,526
*   Esso SA Francaise.................................    343     16,367
#*  Etablissements Maurel et Prom.....................  6,911     20,625
    Euler Hermes Group................................  1,383    118,264
    Euronext NV.......................................  1,332     64,571
    Eutelsat Communications SA........................ 15,760    509,355
    Faiveley Transport SA.............................    228     22,733
    Faurecia..........................................  8,262    300,109
    Fimalac...........................................    134     11,187
#*  GameLoft SE.......................................  5,602     30,746
    GFI Informatique SA...............................  1,368     12,484
    GL Events.........................................    728     12,710
    Groupe Crit.......................................    441     23,976
    Groupe Eurotunnel SE.............................. 12,743    146,434
*   Groupe Fnac SA....................................  1,250     71,698
    Groupe Gorge......................................    802     19,682

                                     1326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Guerbet...........................................    699 $   57,337
    Haulotte Group SA.................................  1,255     18,822
    Havas SA..........................................  5,502     43,841
    Hermes International..............................    269     91,520
*   Hipay Group SA....................................    608      5,608
    Iliad SA..........................................    722    181,047
    Imerys SA.........................................  2,646    163,749
    Ingenico Group SA.................................  2,454    289,683
    Interparfums SA...................................  1,070     25,808
    Ipsen SA..........................................  1,832    105,596
    IPSOS.............................................  4,292     88,015
    Jacquet Metal Service.............................  1,075     14,559
    JCDecaux SA.......................................  3,553    139,903
    Kering............................................  2,820    475,234
    Korian SA.........................................  3,628    122,770
    L'Oreal SA........................................  2,445    417,911
    Lagardere SCA..................................... 10,901    309,782
*   Le Noble Age......................................    495     12,835
    Lectra............................................  1,033     13,224
    Legrand SA........................................  6,233    343,317
    Linedata Services.................................    592     20,808
    LISI..............................................  2,076     50,861
    LVMH Moet Hennessy Louis Vuitton SE...............  4,434    713,193
    Maisons France Confort SA.........................    251     10,744
    Manitou BF SA.....................................  1,257     22,448
    Mersen............................................  1,444     20,960
#*  METabolic EXplorer SA.............................  2,577      6,058
    Metropole Television SA...........................  4,186     66,736
    MGI Coutier.......................................  1,593     29,029
    Natixis SA........................................ 29,169    142,712
#*  Naturex...........................................    514     40,051
#   Neopost SA........................................  3,101     74,215
*   Nexans SA.........................................  3,928    150,419
    Nexity SA.........................................  3,074    139,130
*   NRJ Group.........................................  1,371     14,376
    Numericable-SFR SAS...............................  1,064     42,245
#   Oeneo SA..........................................  2,943     22,616
    Orange SA......................................... 72,587  1,288,829
    Orpea.............................................  2,246    177,792
*   Parrot SA.........................................    437      9,791
*   Peugeot SA........................................ 36,461    542,166
*   Pierre & Vacances SA..............................    700     21,918
    Plastic Omnium SA.................................  6,824    222,816
    Plastivaloire.....................................    169     11,918
    PSB Industries SA.................................    175      9,311
    Publicis Groupe SA................................  4,225    253,438
#   Rallye SA.........................................  2,374     36,333
    Rexel SA.......................................... 21,316    252,439
    Rothschild & Co...................................    163      3,769
    Rubis SCA.........................................  2,824    211,282
    Saft Groupe SA....................................  2,924     76,430
    Savencia SA.......................................    249     15,783

                                     1327

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
FRANCE -- (Continued)
    SCOR SE........................................... 14,049 $   489,723
    SEB SA............................................  2,743     267,803
    SES SA............................................  8,743     228,607
    Societe BIC SA....................................  1,160     188,925
    Societe Generale SA............................... 18,815     717,747
    Societe Television Francaise 1....................  8,654      97,325
    Sodexo SA.........................................  2,597     254,346
#*  SOITEC............................................ 20,285      11,885
#*  Solocal Group.....................................  2,652      17,951
    Somfy SA..........................................    112      38,195
    Sopra Steria Group................................  1,416     153,439
*   Stallergenes Greer P.L.C..........................    337      10,055
#*  Ste Industrielle d'Aviation Latecoere SA..........  9,368      36,923
    Stef SA...........................................    571      37,959
    STMicroelectronics NV(2430025)....................  3,197      20,844
    STMicroelectronics NV(5962332).................... 54,622     356,850
*   Store Electronic..................................    567      11,004
    Suez Environnement Co............................. 10,358     192,011
    Synergie SA.......................................  1,688      44,192
    Tarkett SA........................................    662      17,592
    Technicolor SA.................................... 23,046     163,772
    Technip SA........................................  9,630     448,706
    Teleperformance...................................  6,595     549,464
    Tessi SA..........................................    127      18,457
    Thermador Groupe..................................    236      22,150
    Total Gabon.......................................     46       6,704
    Total SA.......................................... 77,183   3,428,538
    Total SA Sponsored ADR............................  1,765      78,225
    Trigano SA........................................  1,173      74,071
*   UBISOFT Entertainment............................. 14,365     394,574
    Union Financiere de France BQE SA.................    410      10,365
    Valeo SA..........................................  2,568     333,682
#   Vallourec SA......................................  8,005      35,121
#*  Valneva SE........................................  6,822      24,111
    Veolia Environnement SA...........................  8,919     215,029
    Veolia Environnement SA ADR.......................  1,130      27,086
    Vicat SA..........................................    986      53,265
    Vilmorin & Cie SA.................................    609      43,030
    Vinci SA.......................................... 10,373     702,742
    Virbac SA.........................................    188      34,537
#   Vivendi SA........................................ 33,115     719,923
*   Worldline SA......................................    799      18,887
    Zodiac Aerospace..................................  9,481     197,707
                                                              -----------
TOTAL FRANCE..........................................         32,490,515
                                                              -----------
GERMANY -- (5.9%)
    Aareal Bank AG....................................  7,122     194,899
    Adler Modemaerkte AG..............................  1,392      13,829
*   ADVA Optical Networking SE........................  3,274      30,910
#*  AIXTRON SE........................................  9,653      34,925
    Allianz SE........................................  8,175   1,323,012
    Amadeus Fire AG...................................    412      29,658
    Aurubis AG........................................  3,930     160,227

                                     1328

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Axel Springer SE..................................   3,234 $  168,402
#   Balda AG..........................................   8,657     23,412
    BASF SE...........................................  29,579  1,971,534
    Bayerische Motoren Werke AG.......................  17,821  1,484,223
#   BayWa AG..........................................   1,736     50,840
    Bechtle AG........................................   1,233    108,854
#   Bertrandt AG......................................     429     47,486
    Bijou Brigitte AG.................................     354     21,460
#   Bilfinger SE......................................   2,403    106,071
    Biotest AG........................................   1,074     17,603
    Borussia Dortmund GmbH & Co. KGaA.................  10,444     44,632
    Brenntag AG.......................................   6,899    338,518
    CANCOM SE.........................................   1,268     56,001
    Carl Zeiss Meditec AG.............................   2,414     71,359
    CENIT AG..........................................     720     14,901
    CENTROTEC Sustainable AG..........................   1,427     19,620
    Cewe Stiftung & Co. KGAA..........................     784     41,662
    Comdirect Bank AG.................................   2,126     23,358
*   Commerzbank AG....................................  30,412    247,143
    CompuGroup Medical AG.............................   1,461     58,759
    Continental AG....................................   1,855    389,267
*   CropEnergies AG...................................   3,497     15,759
    CTS Eventim AG & Co. KGaA.........................   3,590    132,062
    Delticom AG.......................................     534     10,493
    Deutsche Bank AG..................................  26,499    474,067
    Deutsche Boerse AG................................   4,264    363,858
    Deutsche EuroShop AG..............................   3,259    139,385
    Deutsche Telekom AG............................... 109,639  1,909,129
*   Deutsche Wohnen AG................................  14,525    369,769
*   Dialog Semiconductor P.L.C........................   5,119    156,606
    DIC Asset AG......................................   5,386     52,334
#   DMG Mori AG.......................................   5,319    212,648
    Dr Hoenle AG......................................     513     13,170
    Draegerwerk AG & Co. KGaA.........................     215     13,124
#   Drillisch AG......................................   2,707    111,380
    Duerr AG..........................................   1,547    104,754
    E.ON SE...........................................  43,874    449,569
    Eckert & Ziegler AG...............................     144      2,852
    Elmos Semiconductor AG............................   1,399     21,316
    ElringKlinger AG..................................   4,461    112,833
*   Euromicron AG.....................................     463      3,484
*   Evotec AG.........................................   4,707     17,595
    Fielmann AG.......................................   1,780    134,304
    Fraport AG Frankfurt Airport Services Worldwide...   3,984    241,636
    Freenet AG........................................   9,137    284,141
    Fresenius Medical Care AG & Co. KGaA..............   5,967    529,934
    Fuchs Petrolub SE.................................   1,860     65,833
    GEA Group AG......................................   5,529    231,959
    Gerresheimer AG...................................   3,788    269,136
#   Gerry Weber International AG......................   1,999     26,725
    Gesco AG..........................................     125      9,236
    GFK SE............................................   1,682     51,090
    GFT Technologies SE...............................   1,156     34,620

                                     1329

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Grammer AG........................................  2,325 $ 68,321
*   H&R AG............................................  3,048   29,289
    Hamburger Hafen und Logistik AG...................  2,912   40,468
    Hannover Rueck SE.................................  2,043  215,021
    HeidelbergCement AG...............................  4,706  346,659
#*  Heidelberger Druckmaschinen AG.................... 32,271   64,060
    Henkel AG & Co. KGaA..............................  1,236  113,971
    Hochtief AG.......................................  2,360  216,760
    Hornbach Baumarkt AG..............................    657   18,272
    Hugo Boss AG......................................  2,770  220,610
    Indus Holding AG..................................  2,330  106,414
    Infineon Technologies AG.......................... 29,009  388,182
    Isra Vision AG....................................    295   19,316
    Jenoptik AG.......................................  5,116   68,959
#   K+S AG............................................ 11,836  250,219
    Kabel Deutschland Holding AG......................    350   44,844
    KION Group AG.....................................  3,529  174,214
#   Kloeckner & Co. SE................................ 15,471  134,083
*   Koenig & Bauer AG.................................  1,220   37,107
#*  Kontron AG........................................  4,757   17,140
    Krones AG.........................................  1,097  118,271
#   KUKA AG...........................................  1,814  139,462
    KWS Saat SE.......................................    192   53,448
    Lanxess AG........................................  8,290  342,270
    Leifheit AG.......................................    196    9,935
    Leoni AG..........................................  3,806  132,895
    Linde AG..........................................  3,585  487,829
#*  Manz AG...........................................    224    7,257
    Metro AG.......................................... 21,023  595,691
    MLP AG............................................  1,362    4,488
    MTU Aero Engines AG...............................  5,372  493,210
    Muenchener Rueckversicherungs-Gesellschaft AG.....  2,889  556,628
    Nemetschek AG.....................................  1,564   71,787
*   Nordex SE.........................................  4,366  141,509
    Norma Group SE....................................  3,278  164,206
    OHB SE............................................    906   19,561
    Osram Licht AG....................................  6,432  287,166
*   Patrizia Immobilien AG............................  3,515   89,868
    Pfeiffer Vacuum Technology AG.....................  1,197  110,284
#   PNE Wind AG.......................................  5,986   12,117
    ProSiebenSat.1 Media SE...........................  4,092  204,452
#   Puma SE...........................................    253   51,152
*   QIAGEN NV(2437907)................................    526   11,945
*   QIAGEN NV(5732825)................................ 15,308  349,704
#   QSC AG............................................ 19,099   30,890
#   R Stahl AG........................................    573   18,754
    Rational AG.......................................    217   97,315
    RTL Group SA......................................    661   53,540
    RWE AG............................................ 38,832  543,939
    S&T AG............................................  2,382   14,337
    SAF-Holland SA....................................  3,516   40,711
    Salzgitter AG.....................................  4,229   90,332
    SAP SE............................................  5,344  425,836

                                     1330

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
    SAP SE Sponsored ADR..............................     555 $    44,289
    Schaltbau Holding AG..............................     890      49,244
#*  SGL Carbon SE.....................................   3,213      32,812
    SHW AG............................................     419      10,135
    Siemens AG........................................  15,099   1,447,235
#*  SMA Solar Technology AG...........................   1,104      54,507
    Softing AG........................................     978      11,483
    Software AG.......................................   3,424     115,839
*   Solarworld AG.....................................      19         174
    Stada Arzneimittel AG.............................   8,166     282,908
#   Stroeer SE........................................   1,993     117,287
    Suedzucker AG.....................................   9,880     149,449
*   Suess MicroTec AG.................................   1,897      18,363
    Surteco SE........................................     767      16,579
    Symrise AG........................................   5,390     349,537
#   TAG Immobilien AG.................................   4,014      47,254
    Takkt AG..........................................   3,803      70,620
*   Talanx AG.........................................   4,459     128,838
    Technotrans AG....................................     778      15,065
    Telefonica Deutschland Holding AG.................  23,268     115,411
    ThyssenKrupp AG...................................   9,025     139,448
#*  Tom Tailor Holding AG.............................   1,823       8,864
#*  Tomorrow Focus AG.................................   2,016       6,703
    United Internet AG................................   4,026     208,359
    Vonovia SE........................................   5,823     177,478
*   Vossloh AG........................................   1,231      70,575
#   VTG AG............................................   1,400      39,948
#   Wacker Chemie AG..................................   1,788     130,875
    Wacker Neuson SE..................................   3,055      43,249
    Washtec AG........................................   1,577      46,774
*   Wincor Nixdorf AG.................................   1,995     101,159
    Wirecard AG.......................................   1,068      54,010
    XING AG...........................................     257      49,224
                                                               -----------
TOTAL GERMANY.........................................          26,155,759
                                                               -----------
HONG KONG -- (2.5%)
    AIA Group, Ltd.................................... 232,600   1,294,640
    APT Satellite Holdings, Ltd.......................  40,750      29,826
    Asia Satellite Telecommunications Holdings, Ltd...   3,000       3,828
#   ASM Pacific Technology, Ltd.......................  19,300     140,527
    Aupu Group Holding Co., Ltd.......................  72,000      19,219
#   Bank of East Asia, Ltd. (The).....................  60,453     177,310
    BOC Hong Kong Holdings, Ltd....................... 102,500     273,532
    Bonjour Holdings, Ltd............................. 234,000      10,920
    Brightoil Petroleum Holdings, Ltd................. 172,000      51,128
*   Burwill Holdings, Ltd............................. 460,000      15,487
    Cafe de Coral Holdings, Ltd.......................  16,000      44,049
    Cathay Pacific Airways, Ltd.......................  72,000     113,635
    Cheung Kong Infrastructure Holdings, Ltd..........  13,000     122,355
    Cheung Kong Property Holdings, Ltd................  45,308     244,995
    Chevalier International Holdings, Ltd.............   4,000       5,862
*   China Energy Development Holdings, Ltd............ 412,000       5,625
    Chinese Estates Holdings, Ltd.....................   7,500      17,139

                                     1331

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
#   Chow Sang Sang Holdings International, Ltd........    31,000 $ 46,479
#   Chow Tai Fook Jewellery Group, Ltd................    58,400   34,044
    Chuang's Consortium International, Ltd............   140,000   16,145
    CITIC Telecom International Holdings, Ltd.........   148,000   51,291
    CK Hutchison Holdings, Ltd........................    45,308  566,991
    CK Life Sciences Int'l Holdings, Inc..............   244,000   19,320
    CLP Holdings, Ltd.................................    23,000  192,609
    CSI Properties, Ltd...............................   390,000   10,641
    Dah Sing Banking Group, Ltd.......................    32,928   52,019
    Dah Sing Financial Holdings, Ltd..................    16,520   77,440
    Emperor Capital Group, Ltd........................   366,000   29,315
    Emperor Watch & Jewellery, Ltd....................   520,000   10,546
#   Esprit Holdings, Ltd..............................   174,900  180,851
#   Fairwood Holdings, Ltd............................     5,500   16,038
    Far East Consortium International, Ltd............   153,692   49,397
    FIH Mobile, Ltd...................................   201,000   71,928
    First Pacific Co., Ltd............................   218,000  151,162
#   Future Bright Holdings, Ltd.......................    48,000    3,736
    G-Resources Group, Ltd............................ 1,170,600   27,584
#*  GCL New Energy Holdings, Ltd......................   264,000   13,017
    Get Nice Holdings, Ltd............................   540,000   19,287
#   Giordano International, Ltd.......................   166,000   66,364
*   Global Brands Group Holding, Ltd..................   528,000   80,390
    Haitong International Securities Group, Ltd.......   122,149   61,129
    Hang Lung Group, Ltd..............................    68,000  187,865
    Hang Lung Properties, Ltd.........................    98,000  181,534
    Hang Seng Bank, Ltd...............................    17,500  291,209
    Hanison Construction Holdings, Ltd................    17,710    2,489
*   Hi-Level Technology Holdings, Ltd.................     4,608      210
    HKR International, Ltd............................    72,800   30,815
    Hong Kong & China Gas Co., Ltd....................    76,692  135,393
    Hong Kong Aircraft Engineering Co., Ltd...........     3,200   20,343
    Hong Kong Exchanges and Clearing, Ltd.............     9,277  206,309
    Hongkong & Shanghai Hotels (The)..................    34,500   34,661
    Hongkong Chinese, Ltd.............................    30,000    4,615
    Hopewell Holdings, Ltd............................    38,000  115,319
#   Hsin Chong Construction Group, Ltd................   202,000   18,066
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   190,000   59,913
    Hysan Development Co., Ltd........................    21,000   81,775
*   Imagi International Holdings, Ltd.................   840,000   11,571
*   International Standard Resources Holdings, Ltd....   500,000    8,096
    IT, Ltd...........................................    56,000   13,613
    ITC Corp., Ltd....................................   190,000   16,177
    Johnson Electric Holdings, Ltd....................    34,875  103,393
    K Wah International Holdings, Ltd.................   132,463   47,338
#   Kerry Logistics Network, Ltd......................    44,000   60,903
    Kerry Properties, Ltd.............................    55,000  126,581
    Kowloon Development Co., Ltd......................    32,000   26,093
    L'Occitane International SA.......................    26,000   45,483
    Lai Sun Development Co., Ltd...................... 1,331,000   16,548
    Li & Fung, Ltd....................................   336,000  193,282
    Lifestyle International Holdings, Ltd.............    46,500   57,384
    Lippo China Resources, Ltd........................   210,000    6,214

                                     1332

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
    Liu Chong Hing Investment, Ltd....................  16,000 $ 17,489
#   Luk Fook Holdings International, Ltd..............  36,000   66,513
    Magnificent Hotel Investment, Ltd................. 102,000    2,322
    Man Wah Holdings, Ltd.............................  70,400   76,589
#*  Mason Financial Holdings, Ltd..................... 120,000    4,276
*   Midland Holdings, Ltd.............................  64,000   21,332
    Miramar Hotel & Investment........................  10,000   16,528
*   Mongolian Mining Corp.............................  90,000      432
    MTR Corp., Ltd....................................  25,000  113,511
    New World Development Co., Ltd.................... 234,622  191,761
#   Newocean Energy Holdings, Ltd..................... 120,000   40,512
    NWS Holdings, Ltd.................................  55,614   83,639
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 320,000   22,555
    Orient Overseas International, Ltd................  21,000   78,228
#   Pacific Basin Shipping, Ltd....................... 223,000   40,716
    Pacific Textiles Holdings, Ltd....................  52,000   76,219
    PCCW, Ltd......................................... 385,000  231,441
    Pico Far East Holdings, Ltd.......................  32,000    7,812
    Playmates Holdings, Ltd...........................  14,000   15,747
    Playmates Toys, Ltd...............................  96,000   22,192
    Polytec Asset Holdings, Ltd....................... 160,000   14,001
    Power Assets Holdings, Ltd........................  19,500  178,362
#   Prada SpA.........................................  15,500   46,362
#   Regal Hotels International Holdings, Ltd..........  30,000   15,249
#   SA SA International Holdings, Ltd.................  68,444   18,601
    Samsonite International SA........................  75,300  194,696
    SAS Dragon Holdings, Ltd..........................  64,000   11,631
#   SEA Holdings, Ltd.................................   8,000   15,716
    Shangri-La Asia, Ltd.............................. 162,000  151,756
#   Shenwan Hongyuan HK, Ltd..........................  67,500   26,649
*   Shun Ho Technology Holdings, Ltd..................   1,683      531
    Shun Tak Holdings, Ltd............................ 148,000   49,654
    Singamas Container Holdings, Ltd.................. 136,000   12,666
    Sino Land Co., Ltd................................  89,931  116,003
    Sitoy Group Holdings, Ltd.........................  46,000   15,535
    SmarTone Telecommunications Holdings, Ltd.........  38,000   58,848
*   SOCAM Development, Ltd............................  24,000   13,248
    Soundwill Holdings, Ltd...........................   6,000    6,815
#   Stella International Holdings, Ltd................  40,000   95,976
    Sun Hung Kai & Co., Ltd...........................  59,000   34,460
    Sun Hung Kai Properties, Ltd......................  34,196  369,894
    Swire Pacific, Ltd. Class A.......................  25,500  246,158
    Swire Pacific, Ltd. Class B.......................  27,500   48,875
    Swire Properties, Ltd.............................  14,400   37,375
*   Symphony Holdings, Ltd............................ 110,000   10,820
    Techtronic Industries Co., Ltd....................  57,000  217,746
    Television Broadcasts, Ltd........................  34,600  120,275
    Texwinca Holdings, Ltd............................  58,000   56,124
    Tradelink Electronic Commerce, Ltd................ 100,000   20,809
    Transport International Holdings, Ltd.............  14,400   38,409
#   Trinity, Ltd......................................  32,000    3,815
*   TSC Group Holdings, Ltd...........................  51,000    7,934
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  58,000   21,905

                                     1333

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
#   Value Partners Group, Ltd.........................    94,000 $    85,514
    Varitronix International, Ltd.....................    38,000      26,976
    Victory City International Holdings, Ltd..........   166,662      15,274
    Vitasoy International Holdings, Ltd...............    52,000      98,325
#   VST Holdings, Ltd.................................    70,000      12,681
    VTech Holdings, Ltd...............................     8,300      83,269
    Wharf Holdings, Ltd. (The)........................    40,000     186,409
    Wheelock & Co., Ltd...............................    40,000     153,139
    Xinyi Glass Holdings, Ltd.........................   178,000      90,185
    Yue Yuen Industrial Holdings, Ltd.................    55,000     189,598
                                                                 -----------
TOTAL HONG KONG.......................................            10,869,074
                                                                 -----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 1,159,451     382,394
    CRH P.L.C.........................................     3,476      92,199
    CRH P.L.C. Sponsored ADR..........................    21,179     570,139
    Datalex P.L.C.....................................     3,572      10,404
    FBD Holdings P.L.C................................     1,219       8,529
    Glanbia P.L.C.....................................     7,840     148,845
*   Independent News & Media P.L.C....................    56,438       9,649
    Irish Continental Group P.L.C.....................     3,203      18,215
    Kerry Group P.L.C. Class A........................     3,798     309,699
    Kingspan Group P.L.C..............................    15,043     387,365
    Smurfit Kappa Group P.L.C.........................    16,287     353,374
                                                                 -----------
TOTAL IRELAND.........................................             2,290,812
                                                                 -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd....................................     2,124      21,256
#*  Africa Israel Investments, Ltd....................    13,388       5,563
    Africa Israel Properties, Ltd.....................       766       8,686
*   Airport City, Ltd.................................     5,049      44,880
*   Allot Communications, Ltd.........................       721       3,594
    Alrov Properties and Lodgings, Ltd................       511      10,171
    Amot Investments, Ltd.............................    13,239      42,699
    Avgol Industries 1953, Ltd........................    10,837      10,048
    Azrieli Group.....................................     2,261      79,797
    Bank Hapoalim BM..................................    34,245     159,063
*   Bank Leumi Le-Israel BM...........................    44,180     145,499
    Bayside Land Corp.................................        42      12,807
#   Bezeq The Israeli Telecommunication Corp., Ltd....    65,094     140,327
    Big Shopping Centers, Ltd.........................       224      10,858
    Blue Square Real Estate, Ltd......................       266       8,990
*   Brack Capital Properties NV.......................       173      10,808
*   Cellcom Israel, Ltd...............................     1,000       6,540
*   Ceragon Networks, Ltd.............................       170         213
*   Clal Biotechnology Industries, Ltd................     6,520       5,090
*   Clal Insurance Enterprises Holdings, Ltd..........     1,499      16,592
*   Compugen, Ltd.....................................       637       2,900
    Delek Automotive Systems, Ltd.....................     3,382      29,975
    Delek Group, Ltd..................................       184      31,744
    Delta-Galil Industries, Ltd.......................     1,086      28,328
    Direct Insurance Financial Investments, Ltd.......     2,037      12,971

                                     1334

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ISRAEL -- (Continued)
    El Al Israel Airlines.............................  29,444 $   19,935
    Electra, Ltd......................................     214     27,101
*   Equital, Ltd......................................     561      9,201
*   Evogene, Ltd......................................     341      2,257
*   EZchip Semiconductor, Ltd.........................   4,115    104,274
    First International Bank Of Israel, Ltd...........   4,178     49,357
    Formula Systems 1985, Ltd.........................     973     24,770
    Fox Wizel, Ltd....................................     845     11,794
    Frutarom Industries, Ltd..........................   2,055    104,055
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  13,869     51,976
    IDI Insurance Co., Ltd............................     315     14,388
    Israel Chemicals, Ltd.............................   9,540     38,448
*   Israel Discount Bank, Ltd. Class A................  87,778    144,367
    Ituran Location and Control, Ltd..................   1,042     18,985
*   Jerusalem Oil Exploration.........................   1,238     47,042
*   Kamada, Ltd.......................................   2,567      9,510
    Matrix IT, Ltd....................................   3,922     22,295
#*  Mazor Robotics, Ltd. Sponsored ADR................   1,767     18,182
    Melisron, Ltd.....................................   1,013     32,142
*   Menorah Mivtachim Holdings, Ltd...................   2,952     22,591
    Migdal Insurance & Financial Holding, Ltd.........  30,414     19,928
    Mivtach Shamir Holdings, Ltd......................     361      6,539
    Mizrahi Tefahot Bank, Ltd.........................  12,348    138,617
*   Naphtha Israel Petroleum Corp., Ltd...............   3,347     15,165
    NICE-Systems, Ltd. Sponsored ADR..................   1,566     94,790
*   Nova Measuring Instruments, Ltd...................   2,172     19,942
*   Oil Refineries, Ltd............................... 135,456     56,058
    Osem Investments, Ltd.............................   1,244     20,815
*   Partner Communications Co., Ltd...................   9,429     42,735
*   Partner Communications Co., Ltd. ADR..............   1,321      5,931
    Paz Oil Co., Ltd..................................     581     90,275
*   Phoenix Holdings, Ltd. (The)......................     361        747
    Plasson Industries, Ltd...........................     286      7,146
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     443     19,276
    Sapiens International Corp. NV....................   1,873     18,685
    Shikun & Binui, Ltd...............................  15,055     23,446
*   Shufersal, Ltd....................................  10,246     32,467
    Strauss Group, Ltd................................   1,469     20,319
*   Summit Real Estate Holdings, Ltd..................   2,822     12,504
#*  Tower Semiconductor, Ltd.(M87915274)..............   1,998     25,115
*   Tower Semiconductor, Ltd.(6320605)................     392      4,974
                                                               ----------
TOTAL ISRAEL..........................................          2,297,543
                                                               ----------
ITALY -- (3.0%)
    A2A SpA........................................... 105,533    126,544
    ACEA SpA..........................................   3,539     52,602
    Amplifon SpA......................................   4,092     34,304
    Anima Holding SpA.................................   5,222     38,398
    Ansaldo STS SpA...................................   5,803     62,022
*   Arnoldo Mondadori Editore SpA.....................  26,239     23,904
    Ascopiave SpA.....................................   4,239     10,143
    Assicurazioni Generali SpA........................  40,068    601,611

                                     1335

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
#   Astaldi SpA.......................................   7,476 $   37,668
    Atlantia SpA......................................  10,047    263,244
*   Autogrill SpA.....................................   8,558     72,735
    Azimut Holding SpA................................   8,978    189,046
#*  Banca Carige SpA..................................   6,000      4,722
    Banca Generali SpA................................   5,023    137,000
    Banca IFIS SpA....................................   1,607     50,406
    Banca Mediolanum SpA..............................   8,732     58,270
*   Banca Monte dei Paschi di Siena SpA...............  61,644     44,744
    Banca Popolare dell'Emilia Romagna SC.............  51,583    309,276
#*  Banca Popolare dell'Etruria e del Lazio SC........  25,725      3,046
    Banca Popolare di Milano Scarl.................... 503,831    413,645
    Banca Popolare di Sondrio SCARL...................  33,657    129,109
    Banco di Desio e della Brianza SpA................   2,839      7,211
*   Banco Popolare SC.................................  35,400    329,730
    BasicNet SpA......................................   5,935     26,382
    Biesse SpA........................................   1,697     23,046
    Brembo SpA........................................   2,039     83,659
#   Brunello Cucinelli SpA............................   1,103     18,460
    Buzzi Unicem SpA..................................   8,557    129,673
    Cementir Holding SpA..............................   7,248     38,889
    Cerved Information Solutions SpA..................   5,934     49,043
*   CIR-Compagnie Industriali Riunite SpA.............  43,582     42,047
    Credito Emiliano SpA..............................  11,252     75,304
*   Credito Valtellinese SC........................... 125,243    116,590
*   d'Amico International Shipping SA.................  18,243      9,590
    Danieli & C Officine Meccaniche SpA...............   1,892     36,705
    Datalogic SpA.....................................   1,853     31,214
    De' Longhi SpA....................................   3,469     82,989
    DiaSorin SpA......................................   1,826     96,107
    Ei Towers SpA.....................................     626     36,424
    Enel Green Power SpA.............................. 177,574    348,035
    Enel SpA..........................................  64,524    264,915
    Engineering SpA...................................     453     28,842
    Eni SpA...........................................  94,489  1,371,236
    Eni SpA Sponsored ADR.............................   3,109     90,006
    ERG SpA...........................................   6,352     79,699
    Esprinet SpA......................................   4,821     39,242
    Falck Renewables SpA..............................  15,891     16,256
*   Ferrari NV........................................   4,711    186,789
    Fiat Chrysler Automobiles NV......................  47,111    329,850
    FinecoBank Banca Fineco SpA.......................   9,079     70,561
    FNM SpA...........................................  35,502     15,951
*   Geox SpA..........................................   1,759      6,819
*   Gruppo Editoriale L'Espresso SpA..................  13,362     12,278
    Gruppo MutuiOnline SpA............................   1,329     10,989
    Hera SpA..........................................  47,779    134,110
*   IMMSI SpA.........................................  14,941      5,557
    Industria Macchine Automatiche SpA................   1,155     56,465
*   Intek Group SpA...................................  25,413      8,468
    Interpump Group SpA...............................   5,384     68,520
    Intesa Sanpaolo SpA............................... 252,291    718,820
    Iren SpA..........................................  39,880     58,912

                                     1336

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
    Italcementi SpA...................................  20,651 $   231,499
    Italmobiliare SpA.................................     631      23,841
*   Juventus Football Club SpA........................  81,554      22,387
    La Doria SpA......................................   1,769      23,255
    Luxottica Group SpA...............................   1,826     114,140
    Luxottica Group SpA Sponsored ADR.................     763      46,955
#*  Maire Tecnimont SpA...............................   5,901      14,159
    MARR SpA..........................................   2,612      50,074
    Mediaset SpA......................................  51,556     173,070
    Mediobanca SpA....................................  44,350     355,438
    Moleskine SpA.....................................   6,484      11,397
    Moncler SpA.......................................   2,409      35,717
    Parmalat SpA......................................  24,905      64,708
#   Piaggio & C SpA...................................   8,440      17,743
    Prima Industrie SpA...............................     595       7,330
    Prysmian SpA......................................  11,564     237,931
    Recordati SpA.....................................   6,600     163,582
    Reply SpA.........................................     331      43,480
*   Safilo Group SpA..................................   3,432      37,138
#*  Saipem SpA........................................   9,560       5,925
    Salini Impregilo SpA..............................  35,532     138,346
#   Salvatore Ferragamo SpA...........................   3,179      71,904
*   Saras SpA.........................................  42,932      90,116
    SAVE SpA..........................................     709       9,664
    Snam SpA..........................................  35,090     196,885
    Societa Cattolica di Assicurazioni SCRL...........  17,048     121,406
    Societa Iniziative Autostradali e Servizi SpA.....   9,193      87,216
*   Sogefi SpA........................................   7,836      14,655
    SOL SpA...........................................   2,335      18,544
*   Telecom Italia SpA................................ 789,841     879,080
    Tenaris SA........................................   8,547      88,512
    Tenaris SA ADR....................................     440       9,170
    Terna Rete Elettrica Nazionale SpA................  64,082     343,415
*   Tiscali SpA....................................... 259,219      13,050
#   Tod's SpA.........................................     835      66,083
#   Trevi Finanziaria Industriale SpA.................   7,195      12,037
    UniCredit SpA..................................... 135,322     523,130
    Unione di Banche Italiane SpA.....................  65,335     306,156
    Unipol Gruppo Finanziario SpA.....................  49,535     202,960
    UnipolSai SpA..................................... 122,700     260,721
*   Yoox Net-A-Porter Group SpA.......................   3,481     119,772
    Zignago Vetro SpA.................................   1,654       9,793
                                                               -----------
TOTAL ITALY...........................................          13,080,206
                                                               -----------
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)...............................  30,000     139,256
    ABC-Mart, Inc.....................................     600      32,658
    Accordia Golf Co., Ltd............................   4,100      37,934
    Achilles Corp.....................................  21,000      25,410
*   Acom Co., Ltd.....................................   3,200      14,541
    Adastria Co., Ltd.................................   1,590      95,601
    ADEKA Corp........................................   8,100     110,361
#   Aderans Co., Ltd..................................   1,300       6,515

                                     1337

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Advan Co., Ltd....................................    900 $  8,611
#   Advantest Corp.................................... 10,500   97,711
#   Aeon Co., Ltd..................................... 52,366  698,878
    Aeon Delight Co., Ltd.............................  1,500   49,457
#   Aeon Fantasy Co., Ltd.............................  1,100   21,030
    Agro-Kanesho Co., Ltd.............................    300    2,321
    Ahresty Corp......................................  2,700   16,776
    Ai Holdings Corp..................................  2,200   53,740
    Aica Kogyo Co., Ltd...............................  3,100   59,120
    Aichi Bank, Ltd. (The)............................    700   33,571
    Aichi Corp........................................  2,000   13,375
    Aichi Steel Corp.................................. 11,000   42,528
    Aida Engineering, Ltd.............................  5,900   53,762
    Ain Holdings, Inc.................................  1,500   68,158
    Air Water, Inc.................................... 10,000  159,000
    Airport Facilities Co., Ltd.......................  2,000    9,691
    Aisan Industry Co., Ltd...........................  4,000   38,129
    Aisin Seiki Co., Ltd.............................. 11,400  484,074
    Aizawa Securities Co., Ltd........................    500    2,850
    Ajinomoto Co., Inc................................  7,000  166,489
#   Akebono Brake Industry Co., Ltd................... 12,600   25,908
    Akita Bank, Ltd. (The)............................ 19,000   56,320
    Alconix Corp......................................  1,800   21,684
    Alfresa Holdings Corp............................. 11,200  208,669
    Alinco, Inc.......................................  1,300   11,633
#   Alpen Co., Ltd....................................  1,800   29,262
    Alpine Electronics, Inc...........................  4,400   50,147
    Alps Electric Co., Ltd............................  5,900  116,976
    Alps Logistics Co., Ltd...........................    900    9,658
    Amada Holdings Co., Ltd........................... 18,600  175,671
    Amano Corp........................................  4,700   62,008
    Amiyaki Tei Co., Ltd..............................    600   23,509
    ANA Holdings, Inc................................. 17,000   49,896
    Anest Iwata Corp..................................  2,400   18,908
    Anritsu Corp...................................... 13,500   83,655
    AOKI Holdings, Inc................................  5,800   72,141
    Aomori Bank, Ltd. (The)........................... 24,000   71,144
    Aoyama Trading Co., Ltd...........................  4,600  183,105
    Aozora Bank, Ltd.................................. 21,000   70,340
    Arakawa Chemical Industries, Ltd..................  1,700   16,002
    Arata Corp........................................  1,000   19,349
    Arcland Sakamoto Co., Ltd.........................  1,200   25,346
    Arcs Co., Ltd.....................................  2,800   56,732
    Arisawa Manufacturing Co., Ltd....................  3,400   19,654
    Artnature, Inc....................................  3,000   22,730
    As One Corp.......................................    800   27,929
    Asahi Co., Ltd....................................  1,700   21,284
    Asahi Diamond Industrial Co., Ltd.................  4,400   43,612
#   Asahi Glass Co., Ltd.............................. 46,000  280,474
    Asahi Holdings, Inc...............................  3,000   43,644
    Asahi Intecc Co., Ltd.............................  1,200   55,303
    Asahi Kasei Corp.................................. 84,000  545,779
    Asahi Organic Chemicals Industry Co., Ltd.........  8,000   14,106

                                     1338

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Asanuma Corp...................................... 11,000 $ 27,097
    Asatsu-DK, Inc....................................  3,600   78,287
    Ashimori Industry Co., Ltd........................ 11,000   16,144
#*  Asia Growth Capital, Ltd.......................... 18,900   13,736
    Asics Corp........................................  2,600   48,270
#   Atom Corp.........................................  2,200   12,479
    Atsugi Co., Ltd................................... 26,000   24,147
    Autobacs Seven Co., Ltd...........................  5,000   87,421
#   Avex Group Holdings, Inc..........................  4,000   45,061
    Awa Bank, Ltd. (The).............................. 25,000  137,836
    Axell Corp........................................  1,700   14,208
    Axial Retailing, Inc..............................  1,600   51,478
    Azbil Corp........................................  4,700  109,033
    Bandai Namco Holdings, Inc........................  5,000  113,748
    Bando Chemical Industries, Ltd....................  6,000   23,789
    Bank of Iwate, Ltd. (The).........................  2,000   78,133
    Bank of Kochi, Ltd. (The).........................  3,000    3,102
    Bank of Kyoto, Ltd. (The)......................... 26,000  201,692
#   Bank of Nagoya, Ltd. (The)........................ 19,000   65,844
    Bank of Okinawa, Ltd. (The).......................  2,400   85,813
    Bank of Saga, Ltd. (The).......................... 10,000   20,686
    Bank of the Ryukyus, Ltd..........................  3,900   50,288
    Bank of Yokohama, Ltd. (The)...................... 36,000  192,014
#   Belc Co., Ltd.....................................  1,100   41,189
    Belluna Co., Ltd..................................  4,800   24,589
    Benefit One, Inc..................................  2,600   55,558
    Benesse Holdings, Inc.............................  4,700  131,433
    Bic Camera, Inc...................................  7,900   71,080
    BML, Inc..........................................    900   27,589
    Bookoff Corp......................................  3,100   24,854
    Broadleaf Co., Ltd................................  2,600   24,051
    Bunka Shutter Co., Ltd............................  4,000   32,901
    C Uyemura & Co., Ltd..............................    300   11,890
    Calbee, Inc.......................................  1,300   54,024
    Calsonic Kansei Corp.............................. 16,000  140,536
    Canon Electronics, Inc............................  1,700   24,705
    Canon Marketing Japan, Inc........................  3,200   57,796
    Canon, Inc........................................ 25,400  709,738
    Capcom Co., Ltd...................................  3,300   73,132
#   Casio Computer Co., Ltd...........................  5,600  108,657
    Cawachi, Ltd......................................  1,400   23,571
    Central Glass Co., Ltd............................ 22,000  118,096
    Central Japan Railway Co..........................  1,100  204,175
    Central Sports Co., Ltd...........................    700   13,688
    Century Tokyo Leasing Corp........................  4,300  159,219
    Chiba Bank, Ltd. (The)............................ 23,000  142,274
    Chiba Kogyo Bank, Ltd. (The)......................  7,600   38,052
    Chiyoda Co., Ltd..................................  2,200   61,236
    Chiyoda Integre Co., Ltd..........................  1,100   27,780
    Chofu Seisakusho Co., Ltd.........................  2,200   45,428
    Chori Co., Ltd....................................  1,600   20,551
    Chubu Electric Power Co., Inc.....................  9,100  116,876
    Chubu Shiryo Co., Ltd.............................  4,100   30,910

                                     1339

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Chudenko Corp.....................................  4,200 $ 90,603
#   Chuetsu Pulp & Paper Co., Ltd.....................  7,000   11,412
    Chugai Pharmaceutical Co., Ltd....................  1,300   39,825
    Chugai Ro Co., Ltd................................  2,000    3,788
    Chugoku Bank, Ltd. (The).......................... 13,400  159,518
    Chugoku Electric Power Co., Inc. (The)............  4,200   55,995
    Chugoku Marine Paints, Ltd........................  7,000   48,752
    Chukyo Bank, Ltd. (The)........................... 13,000   23,401
#   Ci:z Holdings Co., Ltd............................  1,800   30,464
    Citizen Holdings Co., Ltd......................... 22,200  135,453
    CKD Corp..........................................  4,900   45,919
    Cleanup Corp......................................  2,800   16,697
#   CMIC Holdings Co., Ltd............................  1,800   21,370
#   CMK Corp..........................................  1,500    3,994
    Coca-Cola East Japan Co., Ltd.....................  6,474  104,472
    Coca-Cola West Co., Ltd...........................  6,800  150,024
    Cocokara fine, Inc................................  1,500   62,351
    COLOPL, Inc.......................................  1,900   36,715
    Computer Engineering & Consulting, Ltd............  1,300   13,571
    COMSYS Holdings Corp..............................  9,300  135,747
    CONEXIO Corp......................................  4,000   35,648
#*  COOKPAD, Inc......................................  1,800   23,564
    Corona Corp.......................................  1,000    8,860
*   Cosmo Energy Holdings Co., Ltd....................  5,800   63,950
#   Cosmos Pharmaceutical Corp........................    300   45,309
    Create SD Holdings Co., Ltd.......................  3,000   64,834
    Credit Saison Co., Ltd............................  1,200   22,562
#   CROOZ, Inc........................................    600   12,878
    CTI Engineering Co., Ltd..........................  1,300   11,782
    CyberAgent, Inc...................................  1,300   61,343
    DA Consortium, Inc................................  5,400   28,725
    Dai Nippon Printing Co., Ltd...................... 18,000  168,404
    Dai Nippon Toryo Co., Ltd......................... 21,000   40,406
    Dai-ichi Life Insurance Co., Ltd. (The)........... 16,100  222,530
    Dai-ichi Seiko Co., Ltd...........................  1,300   15,713
    Daibiru Corp......................................  6,300   50,651
    Daicel Corp....................................... 13,000  191,244
    Daido Kogyo Co., Ltd..............................  5,000    8,631
    Daido Metal Co., Ltd..............................  3,000   24,399
    Daido Steel Co., Ltd.............................. 31,000  128,880
    Daifuku Co., Ltd..................................  6,300  105,194
    Daihatsu Diesel Manufacturing Co., Ltd............  2,000   11,585
    Daihen Corp.......................................  8,000   42,172
    Daiho Corp........................................ 10,000   47,277
    Daiichi Jitsugyo Co., Ltd.........................  5,000   22,121
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............    300   10,562
    Daiichikosho Co., Ltd.............................  3,500  141,089
    Daiken Corp.......................................  7,000   16,906
#   Daiken Medical Co., Ltd...........................  2,300   18,097
    Daikokutenbussan Co., Ltd.........................  1,000   35,663
    Daikyo, Inc....................................... 31,000   50,082
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  9,000   37,438
#   Daio Paper Corp................................... 10,800   96,250

                                     1340

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Daisan Bank, Ltd. (The)........................... 16,000 $ 21,853
    Daiseki Co., Ltd..................................  2,900   44,989
#   Daishi Bank, Ltd. (The)........................... 32,000  121,695
#*  Daishinku Corp....................................  3,000    5,013
    Daito Pharmaceutical Co., Ltd.....................  1,100   26,629
    Daito Trust Construction Co., Ltd.................  1,600  203,417
    Daiwa House Industry Co., Ltd.....................  9,900  279,508
    Daiwa Industries, Ltd.............................    700    5,140
    Daiwa Securities Group, Inc....................... 45,000  281,201
    Daiwabo Holdings Co., Ltd......................... 33,000   61,848
    DCM Holdings Co., Ltd.............................  9,800   70,788
    Dena Co., Ltd..................................... 10,500  151,968
    Denka Co., Ltd.................................... 39,000  172,842
    Denso Corp........................................  8,600  370,901
    Dentsu, Inc.......................................  2,400  127,551
    Denyo Co., Ltd....................................  2,100   26,858
    Descente, Ltd.....................................  2,100   31,954
    DIC Corp.......................................... 88,000  226,767
    Disco Corp........................................  1,300  123,652
#   DKS Co., Ltd......................................  6,000   17,969
    DMG Mori Co., Ltd................................. 11,800  114,649
    Don Quijote Holdings Co., Ltd.....................  2,000   67,730
    Doshisha Co., Ltd.................................  1,600   31,819
    Doutor Nichires Holdings Co., Ltd.................  2,600   39,613
    Dowa Holdings Co., Ltd............................ 21,000  142,423
    DTS Corp..........................................  2,200   45,731
#   Dunlop Sports Co., Ltd............................    400    2,701
    Duskin Co., Ltd...................................  1,700   30,289
#   Dydo Drinco, Inc..................................    800   36,125
    Eagle Industry Co., Ltd...........................  2,800   47,428
    Earth Chemical Co., Ltd...........................    700   26,747
    East Japan Railway Co.............................  2,600  238,986
    Ebara Corp........................................ 37,000  163,885
#   EDION Corp........................................  9,500   71,289
#   Ehime Bank, Ltd. (The)............................ 15,000   30,374
    Eidai Co., Ltd....................................  3,000   10,362
    Eighteenth Bank, Ltd. (The)....................... 19,000   51,275
    Eiken Chemical Co., Ltd...........................    500   10,538
    Eizo Corp.........................................  1,700   40,531
    Elecom Co., Ltd...................................  1,500   18,399
    Electric Power Development Co., Ltd...............  2,500   84,347
    Elematec Corp.....................................    600   11,994
    en-japan, Inc.....................................  1,300   43,930
    Endo Lighting Corp................................  1,300   11,756
    Enplas Corp.......................................  1,100   38,572
    EPS Holdings, Inc.................................  2,700   29,423
#   Excel Co., Ltd....................................  1,300   15,783
    Exedy Corp........................................  2,900   67,743
    Ezaki Glico Co., Ltd..............................  2,000  109,319
#   F-Tech, Inc.......................................    400    3,637
#   F@N Communications, Inc...........................  1,400    8,869
    FamilyMart Co., Ltd...............................  3,000  140,389
    Fancl Corp........................................  1,300   17,129

                                     1341

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    FANUC Corp........................................   1,400 $187,445
    Fast Retailing Co., Ltd...........................     500  161,673
    FCC Co., Ltd......................................   2,900   64,350
    Ferrotec Corp.....................................   3,400   36,726
    FIDEA Holdings Co., Ltd...........................  16,700   33,493
    Financial Products Group Co., Ltd.................   7,800   62,116
#   FINDEX, Inc.......................................   1,800   13,387
    Foster Electric Co., Ltd..........................   2,600   56,239
    FP Corp...........................................   2,100   76,599
    France Bed Holdings Co., Ltd......................   1,800   14,378
#   Fudo Tetra Corp...................................  24,400   26,758
    Fuji Co., Ltd.....................................   1,600   30,097
    Fuji Corp., Ltd...................................   3,900   23,220
    Fuji Electric Co., Ltd............................  58,000  201,632
    Fuji Kiko Co., Ltd................................   3,000   10,799
#   Fuji Kyuko Co., Ltd...............................   4,000   41,092
    Fuji Machine Manufacturing Co., Ltd...............   1,200   11,563
    Fuji Media Holdings, Inc..........................   3,700   41,637
    Fuji Oil Co., Ltd.................................   8,000   19,607
    Fuji Oil Holdings, Inc............................   6,000   98,287
    Fuji Pharma Co., Ltd..............................     400    7,523
    Fuji Seal International, Inc......................   1,600   48,346
    Fuji Soft, Inc....................................   1,100   24,778
    Fujibo Holdings, Inc..............................   9,000   15,360
    Fujicco Co., Ltd..................................   1,000   18,597
    FUJIFILM Holdings Corp............................   7,600  293,647
    Fujikura Kasei Co., Ltd...........................   3,000   13,504
#   Fujikura Rubber, Ltd..............................   2,100    9,224
    Fujikura, Ltd.....................................  29,000  142,054
    Fujimi, Inc.......................................   1,800   22,998
    Fujimori Kogyo Co., Ltd...........................   1,100   26,427
#*  Fujisash Co., Ltd.................................  13,200   10,441
    Fujita Kanko, Inc.................................   7,000   32,648
    Fujitec Co., Ltd..................................   6,600   62,238
    Fujitsu Frontech, Ltd.............................   1,500   16,531
    Fujitsu General, Ltd..............................   7,000   94,127
    Fujitsu, Ltd...................................... 116,000  484,407
    FuKoKu Co., Ltd...................................   1,300   10,522
    Fukuda Corp.......................................   2,000   17,397
    Fukui Bank, Ltd. (The)............................  28,000   52,472
    Fukuoka Financial Group, Inc......................  23,000   97,611
    Fukushima Bank, Ltd. (The)........................  22,000   16,289
    Fukushima Industries Corp.........................   1,100   23,891
#   Fukuyama Transporting Co., Ltd....................  11,000   54,171
    FULLCAST Holdings Co., Ltd........................   2,200   12,186
#   Funai Electric Co., Ltd...........................     800    5,750
    Funai Soken Holdings, Inc.........................     720    9,131
#   Furukawa Battery Co., Ltd. (The)..................   4,000   23,234
    Furukawa Electric Co., Ltd........................  78,000  160,487
    Furuno Electric Co., Ltd..........................   2,100   13,942
    Furusato Industries, Ltd..........................     800   11,966
    Fuso Chemical Co., Ltd............................   1,000   13,834
#   Fuso Pharmaceutical Industries, Ltd...............   6,000   13,596

                                     1342

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Futaba Corp.......................................  4,200 $ 53,254
#   Futaba Industrial Co., Ltd........................  5,000   20,749
    Future Architect, Inc.............................  2,100   13,797
    Fuyo General Lease Co., Ltd.......................    300   14,748
    G-7 Holdings, Inc.................................    500    6,276
    G-Tekt Corp.......................................  2,200   27,918
    Gakken Holdings Co., Ltd..........................  8,000   16,499
    GCA Savvian Corp..................................  2,700   24,763
    Gecoss Corp.......................................  1,500   11,655
    Geo Holdings Corp.................................  4,000   61,817
    GLOBERIDE, Inc....................................  1,800   23,099
    Glory, Ltd........................................  5,100  163,091
    GMO internet, Inc.................................  4,200   52,041
#   GMO Payment Gateway, Inc..........................  1,000   51,990
    Godo Steel, Ltd................................... 12,000   22,680
    Goldcrest Co., Ltd................................  2,300   38,685
    Gree, Inc......................................... 13,000   57,323
    GS Yuasa Corp..................................... 43,000  150,329
#   Gulliver International Co., Ltd...................  3,200   34,845
    Gun-Ei Chemical Industry Co., Ltd.................  8,000   20,581
#*  GungHo Online Entertainment, Inc.................. 15,200   40,414
    Gunma Bank, Ltd. (The)............................ 30,000  166,109
    Gunze, Ltd........................................ 14,000   39,381
    Gurunavi, Inc.....................................  2,200   44,378
#   H-One Co., Ltd....................................  3,000   14,528
    H2O Retailing Corp................................  5,360   91,368
    Hachijuni Bank, Ltd. (The)........................ 33,000  184,533
    Hagiwara Electric Co., Ltd........................    200    3,483
    Hakuhodo DY Holdings, Inc.........................  7,500   79,926
    Hakuto Co., Ltd...................................  1,700   16,223
    Hamakyorex Co., Ltd...............................  2,000   34,413
    Hamamatsu Photonics K.K...........................  2,400   59,636
    Hankyu Hanshin Holdings, Inc...................... 54,000  336,882
    Hanwa Co., Ltd.................................... 22,000   92,367
    Happinet Corp.....................................  1,300   11,530
#   Harmonic Drive Systems, Inc.......................  1,800   36,508
    Haseko Corp.......................................  9,400   98,451
    Hazama Ando Corp.................................. 18,300   89,181
    Heiwa Real Estate Co., Ltd........................  3,700   38,324
    Heiwado Co., Ltd..................................  2,800   57,369
    HI-LEX Corp.......................................  2,200   60,756
    Hibiya Engineering, Ltd...........................  2,100   26,777
    Hiday Hidaka Corp.................................  1,320   43,702
    Higashi-Nippon Bank, Ltd. (The)................... 13,000   37,022
    Hikari Tsushin, Inc...............................    500   33,006
    Hioki EE Corp.....................................    300    5,523
    Hiramatsu, Inc....................................  3,100   17,644
    Hiroshima Bank, Ltd. (The)........................ 43,000  215,274
    HIS Co., Ltd......................................  2,400   71,237
    Hisaka Works, Ltd.................................    500    3,537
    Hisamitsu Pharmaceutical Co., Inc.................  1,500   67,491
    Hitachi Koki Co., Ltd.............................  4,900   31,047
    Hitachi Kokusai Electric, Inc.....................  6,000   72,243

                                     1343

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Hitachi Zosen Corp................................ 22,200 $  113,027
    Hochiki Corp......................................  2,000     16,977
    Hogy Medical Co., Ltd.............................  1,100     54,352
*   Hokkaido Electric Power Co., Inc.................. 10,400     96,899
    Hokkan Holdings, Ltd..............................  5,000     12,627
    Hokkoku Bank, Ltd. (The).......................... 33,000     92,515
    Hokuetsu Bank, Ltd. (The)......................... 23,000     45,248
    Hokuetsu Industries Co., Ltd......................  1,600     10,177
    Hokuetsu Kishu Paper Co., Ltd..................... 15,300     92,837
    Hokuhoku Financial Group, Inc..................... 92,000    170,651
    Hokuriku Electric Industry Co., Ltd............... 10,000     12,215
    Hokuriku Electric Power Co........................  7,100    100,476
    Hokuto Corp.......................................  1,700     32,590
    Honda Motor Co., Ltd.............................. 64,100  1,737,558
    Honeys Co., Ltd...................................    950     10,212
    Hoosiers Holdings.................................  5,200     22,726
    Horiba, Ltd.......................................  2,900    103,231
    Hoshizaki Electric Co., Ltd.......................    700     48,952
    Hosiden Corp......................................  6,800     32,380
    Hosokawa Micron Corp..............................  5,000     23,328
#   House Foods Group, Inc............................  4,400     87,377
    Hoya Corp.........................................  2,900    111,947
    Hyakugo Bank, Ltd. (The).......................... 25,000    105,457
    Hyakujushi Bank, Ltd. (The)....................... 30,000     97,060
    I-Net Corp........................................  1,300     12,253
#   Ibiden Co., Ltd................................... 12,000    169,039
    Ichibanya Co., Ltd................................    100      4,985
    Ichikoh Industries, Ltd...........................  9,000     15,947
    Ichinen Holdings Co., Ltd.........................  1,300     11,480
    Ichiyoshi Securities Co., Ltd.....................  4,900     45,602
    Idec Corp.........................................  2,000     18,101
    Idemitsu Kosan Co., Ltd...........................  7,800    116,991
    Ihara Chemical Industry Co., Ltd..................  3,000     36,665
    IHI Corp.......................................... 94,000    200,863
    Iida Group Holdings Co., Ltd......................  4,740     84,500
    Iino Kaiun Kaisha, Ltd............................  7,500     27,730
    Imasen Electric Industrial........................  1,900     18,465
    Inaba Denki Sangyo Co., Ltd.......................  1,800     56,141
#   Inaba Seisakusho Co., Ltd.........................    300      3,020
    Inabata & Co., Ltd................................  3,800     36,482
    Inageya Co., Ltd..................................  1,300     13,645
    Ines Corp.........................................  3,800     36,630
    Infocom Corp......................................  2,400     31,989
#   Information Services International-Dentsu, Ltd....  1,400     28,054
    Inpex Corp........................................  5,900     52,530
    Intage Holdings, Inc..............................  2,400     28,719
    Internet Initiative Japan, Inc....................  3,300     62,420
    Iriso Electronics Co., Ltd........................  1,100     52,832
#   Iseki & Co., Ltd.................................. 16,000     21,905
    Isetan Mitsukoshi Holdings, Ltd...................  8,900    113,019
*   Ishihara Sangyo Kaisha, Ltd....................... 44,000     33,200
    IT Holdings Corp..................................  7,200    158,882
    Ito En, Ltd.......................................  4,500    121,319

                                     1344

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    ITOCHU Corp....................................... 37,300 $438,384
    Itochu Enex Co., Ltd..............................  6,700   51,325
    Itochu Techno-Solutions Corp......................  3,400   55,210
#   Itoham Foods, Inc................................. 13,000   74,708
    Itoki Corp........................................  3,700   25,046
    IwaiCosmo Holdings, Inc...........................  1,900   20,494
    Iwasaki Electric Co., Ltd......................... 11,000   19,416
    Iwatani Corp...................................... 21,000  108,077
    Iyo Bank, Ltd. (The).............................. 18,500  156,825
    Izumi Co., Ltd....................................  2,200   85,543
    J Front Retailing Co., Ltd........................ 12,800  176,541
    J Trust Co., Ltd..................................  1,400    9,873
    J-Oil Mills, Inc.................................. 11,000   31,678
#   Jamco Corp........................................    400    9,194
#*  Janome Sewing Machine Co., Ltd....................  2,500   13,827
    Japan Airlines Co., Ltd...........................  1,700   63,807
#   Japan Airport Terminal Co., Ltd...................  1,100   44,127
    Japan Aviation Electronics Industry, Ltd..........  6,000   60,733
#*  Japan Communications, Inc.........................  6,500    9,665
#   Japan Drilling Co., Ltd...........................    600   12,401
    Japan Exchange Group, Inc.........................  9,600  136,483
    Japan Pulp & Paper Co., Ltd.......................  2,000    5,524
#   Japan Radio Co., Ltd..............................  6,000   16,420
    Japan Securities Finance Co., Ltd.................    800    3,655
    Japan Steel Works, Ltd. (The)..................... 25,000   79,812
    Japan Transcity Corp..............................  2,000    6,467
    Japan Wool Textile Co., Ltd. (The)................  5,000   35,030
    JBCC Holdings, Inc................................  1,700    9,742
    JCU Corp..........................................    400   12,933
    Jeol, Ltd.........................................  7,000   39,605
#   JFE Holdings, Inc................................. 22,800  309,077
    JGC Corp.......................................... 14,000  222,081
    Jimoto Holdings, Inc..............................  8,700   13,086
#   Jin Co., Ltd......................................    600   25,770
    JMS Co., Ltd......................................  2,000    4,774
#   Joban Kosan Co., Ltd.............................. 17,000   21,580
    Joshin Denki Co., Ltd.............................  4,000   32,180
    Joyo Bank, Ltd. (The)............................. 55,000  223,365
    JP-Holdings, Inc..................................  7,900   20,535
    JSP Corp..........................................  1,200   23,268
    JSR Corp.......................................... 12,900  187,338
    JTEKT Corp........................................ 14,300  230,724
#   Juki Corp.........................................  3,500   28,133
    Juroku Bank, Ltd. (The)........................... 33,000  118,413
    Justsystems Corp..................................  1,200    8,815
#   JVC Kenwood Corp.................................. 14,000   32,819
    JX Holdings, Inc.................................. 75,400  287,953
    K&O Energy Group, Inc.............................  1,700   21,783
    K's Holdings Corp.................................  3,900  132,837
    kabu.com Securities Co., Ltd...................... 20,200   61,126
*   Kadokawa Dwango...................................  1,485   21,989
    Kaga Electronics Co., Ltd.........................  1,200   15,017
    Kajima Corp....................................... 19,000  107,478

                                     1345

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kakaku.com, Inc...................................  3,000 $ 58,203
    Kakiyasu Honten Co., Ltd..........................  1,100   17,991
    Kameda Seika Co., Ltd.............................    500   20,823
    Kamei Corp........................................  3,900   36,408
    Kamigumi Co., Ltd................................. 18,000  162,216
    Kanamoto Co., Ltd.................................  3,500   85,645
    Kandenko Co., Ltd................................. 11,000   67,039
    Kaneka Corp....................................... 25,000  239,257
    Kanematsu Corp.................................... 41,000   65,308
*   Kansai Electric Power Co., Inc. (The).............  8,900   96,749
    Kansai Paint Co., Ltd.............................  7,500  104,786
    Kansai Urban Banking Corp.........................  2,600   27,181
    Kanto Denka Kogyo Co., Ltd........................  8,000   61,689
    Kao Corp..........................................  4,200  225,394
    Kasai Kogyo Co., Ltd..............................  2,300   30,078
#   Katakura Industries Co., Ltd......................  2,500   24,356
    Kato Sangyo Co., Ltd..............................  2,000   49,661
    Kato Works Co., Ltd...............................  6,000   22,440
    KAWADA TECHNOLOGIES, Inc..........................    700   20,683
    Kawai Musical Instruments Manufacturing Co., Ltd..  1,100   18,772
    Kawasaki Heavy Industries, Ltd.................... 44,000  136,245
    Kawasumi Laboratories, Inc........................  3,000   25,661
    KDDI Corp......................................... 23,400  592,549
    Keihan Electric Railway Co., Ltd.................. 27,000  169,354
    Keihanshin Building Co., Ltd......................  2,700   14,501
    Keihin Corp.......................................  3,900   61,423
    Keikyu Corp.......................................  7,000   58,011
    Keio Corp.........................................  7,000   62,211
    Keisei Electric Railway Co., Ltd.................. 10,000  132,941
    Keiyo Bank, Ltd. (The)............................ 25,000  108,365
#   Keiyo Co., Ltd....................................  2,800   11,811
    Kenko Mayonnaise Co., Ltd.........................  1,000   19,502
    Kewpie Corp.......................................  6,900  150,945
    KEY Coffee, Inc...................................  1,600   25,735
    Keyence Corp......................................    200   94,377
    Kikkoman Corp.....................................  1,000   33,334
    Kimoto Co., Ltd...................................  4,300    8,249
    Kinden Corp.......................................  9,700  120,290
*   Kintetsu Department Store Co., Ltd................  3,000    7,993
    Kintetsu Group Holdings Co., Ltd.................. 23,000   94,843
    Kintetsu World Express, Inc.......................  2,400   39,291
    Kinugawa Rubber Industrial Co., Ltd...............  6,000   31,442
    Kita-Nippon Bank, Ltd. (The)......................  1,200   31,635
    Kitagawa Iron Works Co., Ltd......................  9,000   16,805
    Kitano Construction Corp..........................  4,000    9,892
    Kito Corp.........................................  1,600   13,012
    Kitz Corp......................................... 10,900   48,780
    Kiyo Bank, Ltd. (The).............................  4,800   61,851
#*  KLab, Inc.........................................  3,600   22,346
*   KNT-CT Holdings Co., Ltd.......................... 13,000   22,401
#   Koa Corp..........................................  2,600   20,227
    Koatsu Gas Kogyo Co., Ltd.........................  1,000    4,930
    Kobayashi Pharmaceutical Co., Ltd.................    700   59,645

                                     1346

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
*   Kobe Electric Railway Co., Ltd....................   3,000 $  8,960
    Kobe Steel, Ltd................................... 241,000  234,193
    Kohnan Shoji Co., Ltd.............................   1,000   14,391
    Koito Manufacturing Co., Ltd......................   3,400  157,534
    Kokuyo Co., Ltd...................................   6,600   70,839
#   KOMAIHALTEC, Inc..................................   5,000    9,663
    Komeri Co., Ltd...................................   2,500   49,647
    Komori Corp.......................................   2,300   25,940
    Konaka Co., Ltd...................................   1,800    9,244
    Kondotec, Inc.....................................   3,600   22,533
    Konica Minolta, Inc...............................  28,800  242,754
#   Konishi Co., Ltd..................................   1,300   26,221
    Konoike Transport Co., Ltd........................   1,900   23,648
    Kose Corp.........................................     500   46,475
    Krosaki Harima Corp...............................  11,000   23,309
    KU Holdings Co., Ltd..............................   3,800   25,374
    Kubota Corp.......................................  13,000  192,140
    Kubota Corp. Sponsored ADR........................     196   14,426
    Kumagai Gumi Co., Ltd.............................  45,000  133,045
    Kura Corp.........................................     400   16,860
    Kurabo Industries, Ltd............................  23,000   39,287
    Kuraray Co., Ltd..................................  11,900  143,541
    Kureha Corp.......................................  19,000   67,126
    Kurimoto, Ltd.....................................  13,000   23,324
    Kurita Water Industries, Ltd......................   6,600  140,376
    Kuroda Electric Co., Ltd..........................   3,800   61,401
    KYB Corp..........................................  29,000   83,636
    Kyocera Corp......................................   5,100  212,667
#   Kyodo Printing Co., Ltd...........................   9,000   23,732
    Kyoei Steel, Ltd..................................   2,200   38,320
    Kyokuto Kaihatsu Kogyo Co., Ltd...................   3,200   31,580
#   Kyokuto Securities Co., Ltd.......................   2,200   25,224
    Kyokuyo Co., Ltd..................................  10,000   22,694
    KYORIN Holdings, Inc..............................   4,400   81,464
    Kyoritsu Maintenance Co., Ltd.....................   1,440  108,494
    Kyosan Electric Manufacturing Co., Ltd............   6,000   16,998
    Kyowa Electronic Instruments Co., Ltd.............   5,000   15,349
    Kyowa Exeo Corp...................................   9,800  100,862
    Kyowa Hakko Kirin Co., Ltd........................   5,000   72,485
#   Kyudenko Corp.....................................   6,000  119,619
*   Kyushu Electric Power Co., Inc....................   6,900   74,564
*   Kyushu Financial Group, Inc.......................  34,650  216,134
#*  Laox Co., Ltd.....................................   7,000   10,810
    Lasertec Corp.....................................   2,900   27,645
    Lawson, Inc.......................................   1,200   94,748
*   Leopalace21 Corp..................................  20,000  110,772
    Life Corp.........................................   1,100   24,318
    Lintec Corp.......................................   4,000   81,126
    Lion Corp.........................................  11,000  102,247
    LIXIL Group Corp..................................   9,300  196,278
#   M3, Inc...........................................   3,200   73,394
*   Macnica Fuji Electronics Holdings, Inc............   3,750   46,240
#   Maeda Corp........................................  14,000   86,486

                                     1347

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Maeda Kosen Co., Ltd..............................  2,000 $ 19,138
    Maeda Road Construction Co., Ltd..................  5,000   78,201
    Maezawa Kasei Industries Co., Ltd.................    500    4,311
    Maezawa Kyuso Industries Co., Ltd.................    200    2,360
    Makino Milling Machine Co., Ltd...................  9,000   59,211
    Mandom Corp.......................................  1,000   41,092
    Mani, Inc.........................................  1,200   19,162
    Marubeni Corp..................................... 75,300  360,151
    Marubun Corp......................................  1,500   10,255
    Marudai Food Co., Ltd............................. 11,000   41,156
    Maruha Nichiro Corp...............................  3,200   60,886
    Marui Group Co., Ltd.............................. 14,100  223,704
    Marusan Securities Co., Ltd.......................  5,000   50,693
    Maruwa Co., Ltd...................................  1,000   21,758
    Maruyama Manufacturing Co., Inc...................  6,000    9,367
    Maruzen Showa Unyu Co., Ltd.......................  6,000   20,953
#   Marvelous, Inc....................................  1,500   10,858
    Matsuda Sangyo Co., Ltd...........................    700    8,208
    Matsui Construction Co., Ltd......................  3,000   16,770
    Matsui Securities Co., Ltd........................  3,700   32,021
    Matsumotokiyoshi Holdings Co., Ltd................  2,800  131,035
    Matsuya Foods Co., Ltd............................    300    7,139
    Max Co., Ltd......................................  3,000   30,088
    Maxvalu Nishinihon Co., Ltd.......................    900   12,499
    Maxvalu Tokai Co., Ltd............................  1,100   16,930
    Mazda Motor Corp.................................. 34,300  624,182
#*  McDonald's Holdings Co. Japan, Ltd................  1,500   29,585
    MEC Co., Ltd......................................  2,200   14,011
    Medical System Network Co., Ltd...................  1,400    6,574
    Medipal Holdings Corp.............................  9,200  149,221
#   Megachips Corp....................................  1,600   13,913
    Megmilk Snow Brand Co., Ltd.......................  3,900  101,830
    Meidensha Corp.................................... 17,000   65,919
    MEIJI Holdings Co., Ltd...........................  1,600  134,301
    Meiko Network Japan Co., Ltd......................  1,300   12,156
    Meisei Industrial Co., Ltd........................  4,000   14,929
    Meitec Corp.......................................  1,000   33,708
    Meito Sangyo Co., Ltd.............................    200    2,264
    Meiwa Corp........................................  3,500   11,395
    Melco Holdings, Inc...............................  2,100   36,773
    Message Co., Ltd..................................  1,100   31,897
    Michinoku Bank, Ltd. (The)........................ 12,000   19,715
#   Micronics Japan Co., Ltd..........................  3,400   31,975
    Mie Bank, Ltd. (The).............................. 12,000   23,529
    Milbon Co., Ltd...................................    540   19,611
    Mimasu Semiconductor Industry Co., Ltd............  2,400   20,884
    Minato Bank, Ltd. (The)........................... 17,000   27,989
    Minebea Co., Ltd.................................. 17,000  133,224
#   Ministop Co., Ltd.................................  1,400   24,808
    Miraca Holdings, Inc..............................  3,800  156,824
    Mirait Holdings Corp..............................  7,400   57,646
#   Misawa Homes Co., Ltd.............................  3,600   24,957
    MISUMI Group, Inc.................................  7,600   92,942

                                     1348

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Mitani Corp.......................................   1,300 $   32,987
    Mito Securities Co., Ltd..........................   8,300     28,157
    Mitsuba Corp......................................   5,200     72,128
    Mitsubishi Corp...................................  23,700    379,909
    Mitsubishi Electric Corp..........................  57,000    529,022
    Mitsubishi Estate Co., Ltd........................   9,000    178,170
    Mitsubishi Gas Chemical Co., Inc..................  31,000    148,169
    Mitsubishi Heavy Industries, Ltd..................  94,000    369,438
    Mitsubishi Logistics Corp.........................   8,000    109,696
    Mitsubishi Materials Corp.........................  83,000    256,022
    Mitsubishi Nichiyu Forklift Co., Ltd..............   2,600     10,361
*   Mitsubishi Paper Mills, Ltd.......................  32,000     22,092
    Mitsubishi Pencil Co., Ltd........................   1,000     46,010
    Mitsubishi Research Institute, Inc................     500     14,933
    Mitsubishi Steel Manufacturing Co., Ltd...........  14,000     24,621
    Mitsubishi UFJ Financial Group, Inc............... 306,500  1,571,700
    Mitsubishi UFJ Lease & Finance Co., Ltd...........   4,800     23,830
    Mitsuboshi Belting, Ltd...........................   7,000     51,732
    Mitsui Chemicals, Inc.............................  91,000    398,374
    Mitsui Fudosan Co., Ltd...........................   5,000    117,704
    Mitsui High-Tec, Inc..............................   2,700     13,819
    Mitsui Home Co., Ltd..............................   3,000     13,692
    Mitsui Matsushima Co., Ltd........................  28,000     29,160
    Mitsui Mining & Smelting Co., Ltd.................  66,000    104,608
    Mitsui OSK Lines, Ltd.............................  88,000    174,366
    Mitsui Sugar Co., Ltd.............................   9,000     41,172
    Mitsui-Soko Holdings Co., Ltd.....................  12,000     32,921
    Mitsuuroko Group Holdings Co., Ltd................     500      2,369
    Miura Co., Ltd....................................   5,000     66,788
#   Miyaji Engineering Group, Inc.....................  15,000     22,154
    Miyazaki Bank, Ltd. (The).........................  14,000     38,889
#   Miyoshi Oil & Fat Co., Ltd........................   7,000      7,195
    Mizuho Financial Group, Inc....................... 616,499  1,066,678
    Mizuno Corp.......................................  10,000     48,027
    Monex Group, Inc..................................  17,100     43,393
    Monogatari Corp. (The)............................     600     25,614
    MonotaRO Co., Ltd.................................   2,200     50,858
#   MORESCO Corp......................................   1,700     22,062
    Morinaga & Co., Ltd...............................  15,000     82,623
    Morinaga Milk Industry Co., Ltd...................  19,000     86,698
    Morita Holdings Corp..............................   2,000     20,282
    MS&AD Insurance Group Holdings, Inc...............   7,600    206,424
    MTI, Ltd..........................................   5,800     35,502
    Murata Manufacturing Co., Ltd.....................   1,400    161,935
    Musashi Seimitsu Industry Co., Ltd................   2,400     48,331
    Musashino Bank, Ltd. (The)........................   3,600    113,858
    Mutoh Holdings Co., Ltd...........................   2,000      4,140
    Nabtesco Corp.....................................   7,400    128,035
#   NAC Co., Ltd......................................   1,500     11,268
    Nachi-Fujikoshi Corp..............................  21,000     80,609
    Nafco Co., Ltd....................................   1,700     26,331
#   Nagano Bank, Ltd. (The)...........................  10,000     15,630
    Nagase & Co., Ltd.................................  12,300    147,328

                                     1349

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nagatanien Holdings Co., Ltd......................  3,000 $ 26,047
    Nagoya Railroad Co., Ltd.......................... 30,000  136,821
    Nakamuraya Co., Ltd...............................  2,000    7,794
    Nakanishi, Inc....................................    500   19,534
*   Nakayama Steel Works, Ltd......................... 30,000   16,535
    Nankai Electric Railway Co., Ltd.................. 18,000  106,249
    Nanto Bank, Ltd. (The)............................ 26,000   75,589
    NDS Co., Ltd......................................  4,000   10,056
    NEC Networks & System Integration Corp............  2,700   44,679
    NET One Systems Co., Ltd..........................  5,800   32,640
    Neturen Co., Ltd..................................  2,500   18,772
    Nexon Co., Ltd....................................  3,500   56,809
    Next Co., Ltd.....................................  6,400   66,948
    NGK Insulators, Ltd...............................  3,000   62,726
    NGK Spark Plug Co., Ltd...........................  4,000   94,506
    NH Foods, Ltd.....................................  5,000   97,021
    NHK Spring Co., Ltd............................... 14,400  141,922
    Nice Holdings, Inc................................  2,000    2,628
    Nichi-iko Pharmaceutical Co., Ltd.................  2,700   62,274
    Nichias Corp...................................... 11,000   67,422
    Nichicon Corp.....................................  5,800   39,780
    Nichiha Corp......................................  2,000   28,927
#   Nichii Gakkan Co..................................  3,900   27,856
    Nichirei Corp..................................... 24,000  178,739
    Nichireki Co., Ltd................................  2,000   15,150
    Nidec Corp........................................  1,600  109,166
    Nidec Corp. Sponsored ADR.........................    776   13,239
    Nifco, Inc........................................  2,800  135,742
    NIFTY Corp........................................  1,000    9,230
#   Nihon Dempa Kogyo Co., Ltd........................  3,900   23,617
#   Nihon House Holdings Co., Ltd.....................  5,000   17,628
    Nihon Kohden Corp.................................  3,400   76,457
    Nihon M&A Center, Inc.............................  1,500   71,022
#   Nihon Nohyaku Co., Ltd............................  5,900   36,128
    Nihon Parkerizing Co., Ltd........................  6,200   58,820
    Nihon Tokushu Toryo Co., Ltd......................  1,400   11,567
    Nihon Trim Co., Ltd...............................    700   24,162
#   Nihon Unisys, Ltd.................................  6,100   65,084
    Nihon Yamamura Glass Co., Ltd.....................  7,000    9,949
    Nikkiso Co., Ltd..................................  5,700   37,779
    Nikko Co., Ltd....................................  5,000   15,313
    Nikkon Holdings Co., Ltd..........................  6,300  113,751
#   Nikon Corp........................................  9,800  144,172
    Nippo Corp........................................  7,000  103,977
    Nippon Beet Sugar Manufacturing Co., Ltd.......... 20,000   33,384
    Nippon Carbide Industries Co., Inc................  9,000   10,087
#   Nippon Carbon Co., Ltd............................ 18,000   35,594
    Nippon Chemi-Con Corp............................. 11,000   17,053
    Nippon Chemical Industrial Co., Ltd............... 18,000   35,763
    Nippon Chemiphar Co., Ltd.........................  5,000   23,618
    Nippon Coke & Engineering Co., Ltd................ 19,000   13,324
#   Nippon Concrete Industries Co., Ltd...............  5,000   13,646
*   Nippon Denko Co., Ltd.............................  8,000   12,903

                                     1350

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nippon Densetsu Kogyo Co., Ltd....................  3,900 $ 75,808
    Nippon Electric Glass Co., Ltd.................... 32,000  165,621
    Nippon Express Co., Ltd........................... 29,000  135,843
    Nippon Flour Mills Co., Ltd....................... 10,000   72,796
    Nippon Gas Co., Ltd...............................  2,200   49,091
    Nippon Hume Corp..................................  4,000   22,014
    Nippon Koei Co., Ltd..............................  7,000   24,793
    Nippon Light Metal Holdings Co., Ltd.............. 49,200   85,195
    Nippon Paint Holdings Co., Ltd....................  2,200   42,051
    Nippon Paper Industries Co., Ltd.................. 12,300  197,590
#   Nippon Parking Development Co., Ltd............... 20,100   20,358
    Nippon Pillar Packing Co., Ltd....................  2,000   15,457
    Nippon Piston Ring Co., Ltd.......................    500    7,791
    Nippon Road Co., Ltd. (The).......................  5,000   23,325
#*  Nippon Sharyo, Ltd................................  5,000    9,980
#*  Nippon Sheet Glass Co., Ltd....................... 65,000   47,940
    Nippon Shokubai Co., Ltd..........................  1,800  117,655
    Nippon Signal Co., Ltd............................  4,300   41,287
    Nippon Soda Co., Ltd.............................. 16,000   86,194
    Nippon Steel & Sumikin Bussan Corp................ 21,000   68,234
    Nippon Steel & Sumitomo Metal Corp................ 32,340  579,671
    Nippon Suisan Kaisha, Ltd......................... 32,300  168,919
    Nippon Synthetic Chemical Industry Co., Ltd. (The)  3,000   20,926
    Nippon Telegraph & Telephone Corp.................  5,600  238,407
    Nippon Telegraph & Telephone Corp. ADR............  1,189   50,842
    Nippon Thompson Co., Ltd..........................  7,000   28,042
    Nippon Valqua Industries, Ltd.....................  8,000   19,598
#*  Nippon Yakin Kogyo Co., Ltd.......................  8,600    8,864
    Nippon Yusen K.K.................................. 77,000  165,191
    Nishi-Nippon City Bank, Ltd. (The)................ 67,000  150,245
    Nishi-Nippon Railroad Co., Ltd.................... 21,000  131,309
    Nishikawa Rubber Co., Ltd.........................    400    6,164
    Nishimatsu Construction Co., Ltd.................. 29,000  104,978
    Nishimatsuya Chain Co., Ltd.......................  1,400   12,082
    Nishio Rent All Co., Ltd..........................  1,200   31,169
    Nissan Chemical Industries, Ltd...................  6,500  150,483
    Nissan Shatai Co., Ltd............................  6,800   66,081
#   Nissei ASB Machine Co., Ltd.......................  1,500   25,177
#   Nissei Build Kogyo Co., Ltd.......................  8,000   24,704
    Nissei Plastic Industrial Co., Ltd................  2,700   19,771
#   Nissha Printing Co., Ltd..........................  2,500   45,107
    Nisshin Oillio Group, Ltd. (The).................. 14,000   58,520
    Nisshin Seifun Group, Inc......................... 14,040  227,283
    Nisshin Steel Co., Ltd............................ 11,200  106,530
    Nisshinbo Holdings, Inc........................... 14,000  140,959
    Nissin Corp....................................... 10,000   28,897
    Nissin Electric Co., Ltd..........................  5,000   45,077
    Nissin Foods Holdings Co., Ltd....................  1,100   56,074
    Nissin Kogyo Co., Ltd.............................  4,000   55,950
    Nissin Sugar Co., Ltd.............................    300   11,232
    Nissui Pharmaceutical Co., Ltd....................  1,400   15,648
    Nitori Holdings Co., Ltd..........................  1,100   89,348
    Nitta Corp........................................    700   17,826

                                     1351

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Nittetsu Mining Co., Ltd..........................  6,000 $   23,189
    Nitto Boseki Co., Ltd............................. 14,000     42,193
    Nitto Denko Corp..................................  2,900    166,762
    Nitto Kogyo Corp..................................  2,700     44,712
    Nitto Kohki Co., Ltd..............................  1,300     24,740
    Nittoc Construction Co., Ltd......................  6,700     25,432
#   Nittoku Engineering Co., Ltd......................    500      4,387
    NOF Corp.......................................... 11,000     78,172
    Nohmi Bosai, Ltd..................................  2,600     30,234
    Nojima Corp.......................................  3,300     39,651
    NOK Corp..........................................  5,900    122,661
#   Nomura Co., Ltd...................................  1,300     17,025
    Nomura Holdings, Inc.............................. 70,100    380,429
    Nomura Real Estate Holdings, Inc.................. 10,300    180,880
    Nomura Research Institute, Ltd....................  2,530     91,809
    Noritake Co., Ltd................................. 10,000     21,466
    Noritz Corp.......................................  2,500     38,701
    North Pacific Bank, Ltd........................... 35,700    109,598
    NS Solutions Corp.................................  3,000     68,015
#   NS United Kaiun Kaisha, Ltd....................... 11,000     16,756
    NSD Co., Ltd......................................  1,100     15,992
    NSK, Ltd.......................................... 15,500    160,629
    NTN Corp.......................................... 51,000    194,056
    NTT Data Corp.....................................  3,100    149,371
    NTT DOCOMO, Inc................................... 55,700  1,235,328
    NTT Urban Development Corp........................  5,400     53,016
    Nuflare Technology, Inc...........................    500     24,305
    Obara Group, Inc..................................  1,000     34,573
    Obayashi Corp..................................... 14,000    126,300
    Obayashi Road Corp................................  5,000     31,584
    Obic Co., Ltd.....................................  1,300     67,340
    Odakyu Electric Railway Co., Ltd.................. 10,000    106,364
    Odelic Co., Ltd...................................    700     21,872
    Ogaki Kyoritsu Bank, Ltd. (The)................... 31,000    108,628
    Ohashi Technica, Inc..............................  1,900     20,042
    Ohsho Food Service Corp...........................  1,300     45,046
    Oiles Corp........................................  1,740     25,790
    Oita Bank, Ltd. (The)............................. 17,000     58,881
    Oji Holdings Corp................................. 47,000    189,813
    Okabe Co., Ltd....................................  2,800     20,248
    Okamura Corp......................................  4,000     36,354
#   Oki Electric Industry Co., Ltd.................... 93,000    103,710
    Okinawa Cellular Telephone Co.....................  1,000     25,523
    Okinawa Electric Power Co., Inc. (The)............  1,500     36,603
#   OKK Corp.......................................... 18,000     19,022
#   OKUMA Corp........................................ 10,000     76,144
    Okumura Corp...................................... 17,000     89,433
    Okura Industrial Co., Ltd.........................  8,000     20,736
    Okuwa Co., Ltd....................................  2,000     17,953
    Olympus Corp......................................  2,000     77,988
    Omron Corp........................................  4,900    127,348
    Onoken Co., Ltd...................................  1,700     15,397
    Onward Holdings Co., Ltd.......................... 13,000     81,511

                                     1352

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Open House Co., Ltd...............................     600 $ 11,321
    Optex Co., Ltd....................................   1,500   37,761
    Oracle Corp. Japan................................     700   31,791
    Organo Corp.......................................   5,000   18,788
    Oriental Land Co., Ltd............................   1,600  102,168
#   Origin Electric Co., Ltd..........................   7,000   16,972
    ORIX Corp.........................................  15,300  216,380
    Osaka Gas Co., Ltd................................  30,000  113,785
    Osaka Soda Co., Ltd...............................   5,000   19,193
    Osaka Steel Co., Ltd..............................   1,400   24,698
#   OSAKA Titanium Technologies Co., Ltd..............   1,300   21,253
#   Osaki Electric Co., Ltd...........................   5,000   25,239
#   OSG Corp..........................................   9,300  154,560
    Otsuka Corp.......................................     300   14,883
    Otsuka Holdings Co., Ltd..........................   6,300  211,942
    Oyo Corp..........................................   2,200   21,580
    Pacific Industrial Co., Ltd.......................   4,000   41,062
#*  Pacific Metals Co., Ltd...........................  16,000   39,393
    Pack Corp. (The)..................................   1,000   20,286
    Pal Co., Ltd......................................   1,600   33,152
    PALTAC Corp.......................................   4,300   74,457
    PanaHome Corp.....................................   9,000   65,558
    Panasonic Industrial Devices SUNX Co., Ltd........   2,800   14,542
    Paramount Bed Holdings Co., Ltd...................   1,300   44,830
    Parco Co., Ltd....................................   2,500   21,209
    Park24 Co., Ltd...................................   3,100   86,358
    Pasco Corp........................................   4,000   16,337
    Pasona Group, Inc.................................   4,200   27,278
    Penta-Ocean Construction Co., Ltd.................  34,300  137,376
    Pigeon Corp.......................................   4,800  103,069
    Pilot Corp........................................   2,000   75,733
    Piolax, Inc.......................................     700   36,400
#*  Pioneer Corp......................................  38,200   89,275
    Plenus Co., Ltd...................................   1,900   29,331
    Pocket Card Co., Ltd..............................     500    2,166
    Pola Orbis Holdings, Inc..........................     600   41,256
    Poletowin Pitcrew Holdings, Inc...................   1,300   11,442
    Press Kogyo Co., Ltd..............................   9,000   36,580
    Pressance Corp....................................     800   25,982
    Prestige International, Inc.......................   1,800   17,577
    Prima Meat Packers, Ltd...........................  14,000   37,629
#   Proto Corp........................................     800   11,406
    Qol Co., Ltd......................................   4,000   58,609
    Raito Kogyo Co., Ltd..............................   5,100   44,607
*   Rakuten, Inc......................................   8,400   86,813
    Relo Holdings, Inc................................     400   47,894
    Renaissance, Inc..................................   2,600   27,052
    Rengo Co., Ltd....................................  22,000   94,441
    Resona Holdings, Inc.............................. 104,700  481,490
    Resorttrust, Inc..................................   1,600   40,311
    Rheon Automatic Machinery Co., Ltd................   2,500   15,876
    Ricoh Co., Ltd....................................  53,400  516,299
    Ricoh Leasing Co., Ltd............................   1,800   56,176

                                     1353

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Right On Co., Ltd.................................  3,300 $ 41,604
    Riken Corp........................................  8,000   27,201
    Riken Technos Corp................................  5,000   15,829
#   Riken Vitamin Co., Ltd............................    500   16,074
    Ringer Hut Co., Ltd...............................  1,500   30,843
    Rinnai Corp.......................................    800   73,467
    Rion Co., Ltd.....................................  1,900   30,395
    Riso Kagaku Corp..................................  1,800   24,866
    Rock Field Co., Ltd...............................    300    7,713
    Rohm Co., Ltd.....................................    800   36,357
    Rohto Pharmaceutical Co., Ltd.....................  6,100  113,881
    Roland DG Corp....................................  1,400   27,767
    Round One Corp.................................... 10,800   52,773
    Royal Holdings Co., Ltd...........................  1,900   35,127
    Ryobi, Ltd........................................ 17,000   70,036
    Ryoden Trading Co., Ltd...........................  5,000   31,107
    Ryohin Keikaku Co., Ltd...........................    400   84,840
    Ryosan Co., Ltd...................................  3,800  102,922
#   Ryoyo Electro Corp................................  2,200   21,803
#   S Foods, Inc......................................  1,400   28,471
    Sac's Bar Holdings, Inc...........................  1,200   17,794
    Saibu Gas Co., Ltd................................ 21,000   46,286
    Sakai Chemical Industry Co., Ltd.................. 10,000   30,906
    Sakai Moving Service Co., Ltd.....................  1,000   23,921
    Sakai Ovex Co., Ltd............................... 15,000   26,405
    Sakata INX Corp...................................  4,800   45,757
    Sakata Seed Corp..................................  2,200   53,729
#   SAMTY Co., Ltd....................................  1,300   12,759
    San-A Co., Ltd....................................  1,400   64,612
    San-Ai Oil Co., Ltd...............................  6,000   46,528
    San-In Godo Bank, Ltd. (The)...................... 12,000   86,645
#   Sanden Holdings Corp.............................. 16,000   43,762
    Sangetsu Co., Ltd.................................  5,400   92,671
#   Sanken Electric Co., Ltd.......................... 11,000   34,819
    Sankyo Seiko Co., Ltd.............................  3,700   13,101
#   Sankyo Tateyama, Inc..............................  2,200   26,408
    Sankyu, Inc....................................... 27,000  132,976
    Sanoh Industrial Co., Ltd.........................  1,500    8,692
#   Sanrio Co., Ltd...................................  2,400   55,576
    Sanshin Electronics Co., Ltd......................  3,200   30,974
    Santen Pharmaceutical Co., Ltd....................  3,500   55,912
    Sanwa Holdings Corp............................... 19,900  141,081
    Sanyo Chemical Industries, Ltd....................  9,000   69,877
    Sanyo Denki Co., Ltd..............................  5,000   25,956
    Sanyo Electric Railway Co., Ltd...................  6,000   23,052
#   Sanyo Shokai, Ltd................................. 13,000   32,839
    Sanyo Special Steel Co., Ltd...................... 17,000   82,736
    Sato Holdings Corp................................  3,400   70,382
    Sato Restaurant Systems Co., Ltd..................  1,100    8,146
    Satori Electric Co., Ltd..........................  3,200   19,037
    Sawada Holdings Co., Ltd..........................  2,100   20,036
    Sawai Pharmaceutical Co., Ltd.....................  2,400  166,436
    SBI Holdings, Inc................................. 21,900  219,051

                                     1354

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    SBS Holdings, Inc.................................  3,100 $ 21,651
    SCREEN Holdings Co., Ltd.......................... 15,000  116,734
    SCSK Corp.........................................  1,200   52,730
    Secom Co., Ltd....................................  2,300  160,268
    Seibu Holdings, Inc...............................  1,300   26,000
    Seika Corp........................................  2,000    4,704
    Seikitokyu Kogyo Co., Ltd.........................  3,600   16,732
    Seiko Epson Corp.................................. 17,800  249,607
    Seiko Holdings Corp............................... 15,000   71,346
    Seino Holdings Co., Ltd........................... 13,700  149,236
    Seiren Co., Ltd...................................  3,600   37,485
    Sekisui Chemical Co., Ltd......................... 24,000  293,330
    Sekisui House, Ltd................................ 17,500  275,467
    Sekisui Jushi Corp................................  2,600   31,319
    Sekisui Plastics Co., Ltd.........................  4,000   13,016
#   Senko Co., Ltd.................................... 13,000   83,328
    Senshu Ikeda Holdings, Inc........................ 27,400  112,012
#   Senshukai Co., Ltd................................  3,800   23,844
    Seria Co., Ltd....................................  1,600   77,395
    Seven & I Holdings Co., Ltd.......................  9,000  401,422
    Seven Bank, Ltd................................... 13,200   56,219
    Shibusawa Warehouse Co., Ltd. (The)...............  2,000    4,983
    Shibuya Corp......................................  1,600   19,968
    Shidax Corp.......................................  2,500   10,966
    Shiga Bank, Ltd. (The)............................ 28,000  125,026
    Shikoku Bank, Ltd. (The).......................... 27,000   55,627
    Shikoku Chemicals Corp............................  5,000   42,956
    Shikoku Electric Power Co., Inc...................  7,300  106,064
    Shima Seiki Manufacturing, Ltd....................  3,200   49,574
    Shimachu Co., Ltd.................................  4,500  102,159
    Shimamura Co., Ltd................................  1,600  178,977
    Shimano, Inc......................................    600   95,715
    Shimizu Bank, Ltd. (The)..........................    700   16,477
    Shimizu Corp...................................... 12,000   93,029
    Shin Nippon Air Technologies Co., Ltd.............    400    3,332
    Shin-Etsu Chemical Co., Ltd.......................  7,900  403,503
    Shinagawa Refractories Co., Ltd...................  5,000   10,171
    Shindengen Electric Manufacturing Co., Ltd........  7,000   25,256
*   Shinkawa, Ltd.....................................  2,200    9,833
#   Shinko Electric Industries Co., Ltd...............  7,100   43,463
    Shinko Plantech Co., Ltd..........................  2,800   22,001
    Shinko Shoji Co., Ltd.............................  2,700   27,457
    Shinmaywa Industries, Ltd.........................  9,000   72,697
    Shinnihon Corp....................................  6,200   29,998
    Shinsei Bank, Ltd................................. 54,000   84,400
    Shinsho Corp......................................  2,000    3,691
    Shionogi & Co., Ltd...............................  4,200  183,286
    Ship Healthcare Holdings, Inc.....................  4,100   97,950
    Shiroki Corp......................................  7,000   21,744
    Shiseido Co., Ltd.................................  7,200  135,909
    Shizuoka Bank, Ltd. (The)......................... 18,000  157,134
    Shizuoka Gas Co., Ltd.............................  6,600   43,493
#   Shoei Foods Corp..................................  1,000   12,320

                                     1355

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Shofu, Inc........................................   1,000 $   11,030
#*  Shoko Co., Ltd....................................  14,000      9,214
    Showa Corp........................................   5,500     48,453
    Showa Denko KK.................................... 137,000    150,118
    Showa Sangyo Co., Ltd.............................  11,000     43,148
    Showa Shell Sekiyu K.K............................  10,000     81,618
#   Siix Corp.........................................   1,900     54,978
    Sinanen Holdings Co., Ltd.........................   3,000     11,401
    Sinfonia Technology Co., Ltd......................  16,000     23,049
    Sinko Industries, Ltd.............................   1,100     14,330
    Sintokogio, Ltd...................................   5,100     38,359
    SKY Perfect JSAT Holdings, Inc....................  15,700     89,085
    SMC Corp..........................................     400     90,593
    SMK Corp..........................................   6,000     29,549
    SMS Co., Ltd......................................   1,800     35,130
    Sodick Co., Ltd...................................   3,700     24,318
    SoftBank Group Corp...............................   9,100    400,723
    Software Service, Inc.............................     100      3,335
    Sogo Medical Co., Ltd.............................   1,600     57,958
    Sohgo Security Services Co., Ltd..................   2,300    112,362
    Sompo Japan Nipponkoa Holdings, Inc...............   8,300    246,151
    Sotetsu Holdings, Inc.............................  20,000    116,278
    Sparx Group Co., Ltd..............................   1,600      3,290
    Square Enix Holdings Co., Ltd.....................   3,300     79,301
    Srg Takamiya Co., Ltd.............................   1,100      3,751
    St Marc Holdings Co., Ltd.........................   2,200     59,129
    Stanley Electric Co., Ltd.........................   9,700    213,477
#   Star Micronics Co., Ltd...........................   2,200     24,073
    Start Today Co., Ltd..............................   2,300     73,254
    Starts Corp., Inc.................................   3,000     58,586
    Starzen Co., Ltd..................................     500     13,473
    Stella Chemifa Corp...............................     800     13,842
    Studio Alice Co., Ltd.............................   1,400     24,204
    Sugi Holdings Co., Ltd............................   1,100     57,035
    Sumco Corp........................................  12,200     82,391
    Sumida Corp.......................................   2,700     14,681
    Suminoe Textile Co., Ltd..........................   8,000     21,012
#   Sumitomo Corp.....................................  19,800    197,369
    Sumitomo Densetsu Co., Ltd........................   1,900     22,916
    Sumitomo Electric Industries, Ltd.................  34,500    454,570
    Sumitomo Forestry Co., Ltd........................  12,400    157,439
    Sumitomo Heavy Industries, Ltd....................  47,000    186,072
    Sumitomo Metal Mining Co., Ltd....................  24,000    254,666
#   Sumitomo Mitsui Construction Co., Ltd.............  60,200     49,674
    Sumitomo Mitsui Financial Group, Inc..............  32,500  1,090,330
    Sumitomo Mitsui Trust Holdings, Inc...............  63,000    201,436
    Sumitomo Osaka Cement Co., Ltd....................  40,000    163,043
    Sumitomo Precision Products Co., Ltd..............   6,000     19,620
    Sumitomo Real Estate Sales Co., Ltd...............   1,220     25,721
    Sumitomo Realty & Development Co., Ltd............   2,000     56,065
    Sumitomo Riko Co., Ltd............................   3,300     30,080
    Sumitomo Rubber Industries, Ltd...................  20,600    261,451
    Sumitomo Seika Chemicals Co., Ltd.................   7,000     40,550

                                     1356

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Sumitomo Warehouse Co., Ltd. (The)................  16,000 $ 82,457
#   Sun Frontier Fudousan Co., Ltd....................   2,200   18,679
    Sundrug Co., Ltd..................................   1,200   79,499
    Suruga Bank, Ltd..................................   4,700   85,331
    Suzuken Co., Ltd..................................   6,050  209,269
    Suzuki Motor Corp.................................  10,800  331,592
*   SWCC Showa Holdings Co., Ltd......................  31,000   16,049
    Sysmex Corp.......................................   2,600  167,421
    Systena Corp......................................   2,100   27,289
    T Hasegawa Co., Ltd...............................   2,000   26,236
    T RAD Co., Ltd....................................   8,000   12,581
    T&D Holdings, Inc.................................  19,400  221,990
    T&K Toka Co., Ltd.................................   1,400   11,961
    T-Gaia Corp.......................................   2,200   23,876
    Tabuchi Electric Co., Ltd.........................   3,000   17,038
    Tachi-S Co., Ltd..................................   3,600   55,220
    Tachibana Eletech Co., Ltd........................   1,080   10,690
    Tadano, Ltd.......................................  13,000  130,633
    Taiheiyo Cement Corp.............................. 117,000  337,303
    Taiho Kogyo Co., Ltd..............................   1,600   17,320
#   Taikisha, Ltd.....................................   2,200   47,114
    Taiko Bank, Ltd. (The)............................  13,000   24,734
#   Taiko Pharmaceutical Co., Ltd.....................   1,500   18,118
    Taisei Corp.......................................   8,000   49,788
    Taisei Lamick Co., Ltd............................     200    5,023
    Taiyo Holdings Co., Ltd...........................   1,300   43,859
    Taiyo Yuden Co., Ltd..............................  11,600  134,282
#   Takagi Securities Co., Ltd........................   9,000   12,523
    Takaoka Toko Co., Ltd.............................     400    4,680
    Takara Leben Co., Ltd.............................   9,900   50,898
    Takara Standard Co., Ltd..........................   9,000   63,693
    Takasago International Corp.......................   1,600   35,479
    Takasago Thermal Engineering Co., Ltd.............   3,900   52,111
    Takashima & Co., Ltd..............................   6,000    9,701
    Takashimaya Co., Ltd..............................  25,000  214,119
#*  Takata Corp.......................................   3,800   20,977
    Take And Give Needs Co., Ltd......................     700    3,705
    Takeda Pharmaceutical Co., Ltd....................   5,200  251,804
    Takeei Corp.......................................   1,700   12,929
    Takeuchi Manufacturing Co., Ltd...................   3,300   51,555
    Takihyo Co., Ltd..................................   3,000   11,698
    Takiron Co., Ltd..................................   6,000   29,279
    Takisawa Machine Tool Co., Ltd....................   7,000    7,958
    Takuma Co., Ltd...................................   5,000   38,737
#   Tama Home Co., Ltd................................   4,700   16,349
#   Tamron Co., Ltd...................................   1,800   25,728
    Tamura Corp.......................................   7,000   18,444
    Tanseisha Co., Ltd................................   5,400   34,456
    Tatsuta Electric Wire and Cable Co., Ltd..........   2,100    7,098
    Tayca Corp........................................   4,000   18,362
    TBK Co., Ltd......................................   3,000   11,122
#   TDK Corp..........................................   7,000  384,505
    Teijin, Ltd.......................................  97,000  355,401

                                     1357

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Teikoku Electric Manufacturing Co., Ltd...........  2,000 $ 14,631
    Temp Holdings Co., Ltd............................  1,600   23,672
    Terumo Corp.......................................  4,000  127,182
    THK Co., Ltd...................................... 10,300  164,580
#   Toa Corp.(6894434)................................  2,500   25,090
    Toa Corp.(6894508)................................ 20,000   51,997
#   Toa Oil Co., Ltd.................................. 10,000   11,055
    TOA ROAD Corp.....................................  7,000   23,724
    Toagosei Co., Ltd................................. 11,100   92,763
#*  Tobishima Corp.................................... 14,400   21,711
    Tobu Railway Co., Ltd............................. 18,000   87,791
    TOC Co., Ltd......................................  2,400   19,092
    Tocalo Co., Ltd...................................  2,100   40,163
    Tochigi Bank, Ltd. (The)..........................  8,000   38,046
    Toda Corp......................................... 19,000   91,715
#   Toda Kogyo Corp...................................  8,000   18,656
    Toei Co., Ltd.....................................  8,000   75,302
    Toenec Corp.......................................  5,000   31,887
    Togami Electric Manufacturing Co., Ltd............  5,000   22,584
    Toho Bank, Ltd. (The)............................. 21,000   71,057
    Toho Co., Ltd.(6895211)...........................    600   10,935
    Toho Co., Ltd.(6895200)...........................  1,600   41,834
    Toho Gas Co., Ltd................................. 19,000  124,959
#   Toho Holdings Co., Ltd............................  4,800  111,439
    Toho Zinc Co., Ltd................................ 13,000   26,337
    Tohoku Bank, Ltd. (The)...........................  7,000    8,658
    Tohoku Electric Power Co., Inc....................  7,700   96,699
    Tokai Carbon Co., Ltd............................. 26,000   70,598
    Tokai Corp/Gifu...................................    400   10,851
#   TOKAI Holdings Corp............................... 11,500   53,842
    Tokai Rika Co., Ltd...............................  4,200  103,319
    Token Corp........................................    510   38,354
    Tokio Marine Holdings, Inc........................  9,000  322,017
    Tokushu Tokai Paper Co., Ltd...................... 14,000   40,071
#*  Tokuyama Corp..................................... 24,000   47,447
    Tokyo Broadcasting System Holdings, Inc...........    400    6,092
#   Tokyo Dome Corp................................... 17,000   81,448
*   Tokyo Electric Power Co., Inc..................... 20,200  101,503
#   Tokyo Electron Device, Ltd........................  2,000   26,215
    Tokyo Electron, Ltd...............................  2,400  155,401
    Tokyo Energy & Systems, Inc.......................  2,000   16,451
    Tokyo Gas Co., Ltd................................ 30,000  138,229
    Tokyo Keiki, Inc.................................. 10,000   17,081
#*  Tokyo Rope Manufacturing Co., Ltd................. 18,000   24,780
    Tokyo Seimitsu Co., Ltd...........................  3,500   75,082
    Tokyo Steel Manufacturing Co., Ltd................  9,000   63,612
    Tokyo Tatemono Co., Ltd........................... 15,100  162,451
    Tokyo Tekko Co., Ltd..............................  5,000   21,007
#   Tokyo Theatres Co., Inc...........................  8,000    8,370
    Tokyo TY Financial Group, Inc.....................  2,022   61,990
    Tokyu Construction Co., Ltd.......................  2,740   18,483
    Tokyu Corp........................................ 14,000  109,114
    Tokyu Fudosan Holdings Corp....................... 16,843  110,460

                                     1358

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Toli Corp.........................................   4,000 $ 10,478
    Tomoe Corp........................................   5,400   14,659
#   Tomoe Engineering Co., Ltd........................     900   11,104
#   Tomoku Co., Ltd...................................   2,000    4,209
    TOMONY Holdings, Inc..............................  16,800   57,768
    Tomy Co., Ltd.....................................   7,300   45,573
    Tonami Holdings Co., Ltd..........................   6,000   16,678
    TonenGeneral Sekiyu K.K...........................   4,000   32,609
    Topcon Corp.......................................   4,200   59,590
    Toppan Forms Co., Ltd.............................   5,300   63,675
    Toppan Printing Co., Ltd..........................  18,000  156,634
    Topre Corp........................................   4,100   90,344
#   Topy Industries, Ltd..............................  19,000   37,877
    Toray Industries, Inc.............................  33,000  279,735
    Toridoll.corp.....................................   1,100   20,101
#   Torishima Pump Manufacturing Co., Ltd.............   2,900   22,073
#   Tosei Corp........................................   2,900   17,882
#*  Toshiba Corp...................................... 208,000  347,289
    Toshiba Machine Co., Ltd..........................  13,000   39,764
#   Toshiba Plant Systems & Services Corp.............   2,700   31,547
    Toshiba TEC Corp..................................  19,000   61,153
#   Tosho Co., Ltd....................................     900   26,281
    Tosho Printing Co., Ltd...........................   5,000   21,027
    Tosoh Corp........................................  52,000  251,639
    Totetsu Kogyo Co., Ltd............................   1,700   41,171
    TOTO, Ltd.........................................   2,499   81,105
    Tottori Bank, Ltd. (The)..........................   3,000    4,997
    Towa Bank, Ltd. (The).............................  30,000   23,521
    Towa Corp.........................................   4,100   23,562
    Towa Pharmaceutical Co., Ltd......................     900   50,126
    Toyo Construction Co., Ltd........................  10,400   46,392
#   Toyo Denki Seizo K.K..............................   4,000   11,611
#*  Toyo Engineering Corp.............................  10,000   24,799
    Toyo Ink SC Holdings Co., Ltd.....................  19,000   71,585
    Toyo Kanetsu K.K..................................   8,000   16,688
    Toyo Kohan Co., Ltd...............................   4,600   14,906
    Toyo Securities Co., Ltd..........................   7,000   21,355
    Toyo Seikan Group Holdings, Ltd...................  12,100  219,560
#   Toyo Suisan Kaisha, Ltd...........................   3,000  103,892
    Toyo Tanso Co., Ltd...............................   1,400   19,535
    Toyo Tire & Rubber Co., Ltd.......................   6,900  147,621
    Toyo Wharf & Warehouse Co., Ltd...................  15,000   21,653
    Toyobo Co., Ltd................................... 101,000  132,775
    Toyoda Gosei Co., Ltd.............................   7,900  171,157
    Toyota Boshoku Corp...............................   6,300  127,877
    Toyota Tsusho Corp................................  16,300  373,063
    TPR Co., Ltd......................................   2,400   63,913
    Trancom Co., Ltd..................................     300   17,920
    Transcosmos, Inc..................................     900   22,260
#*  Trend Micro, Inc..................................   1,900   79,930
    Trusco Nakayama Corp..............................   1,700   60,553
    TS Tech Co., Ltd..................................   4,700  116,593
    TSI Holdings Co., Ltd.............................   9,800   70,402

                                     1359

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Tsubakimoto Chain Co..............................  16,000 $113,684
    Tsugami Corp......................................   6,000   22,067
    Tsukada Global Holdings, Inc......................   1,700   10,398
    Tsukishima Kikai Co., Ltd.........................   3,600   33,326
    Tsukuba Bank, Ltd.................................   6,800   21,124
    Tsukui Corp.......................................   3,500   38,109
    Tsumura & Co......................................   4,600  125,302
    Tsuruha Holdings, Inc.............................   1,100   91,283
    Tsurumi Manufacturing Co., Ltd....................   2,000   30,226
    Tsutsumi Jewelry Co., Ltd.........................     300    6,037
#   Tyo, Inc..........................................  13,700   20,878
#   U-Shin, Ltd.......................................   1,400    7,742
    UACJ Corp.........................................  25,000   54,504
    Ube Industries, Ltd............................... 140,000  272,676
    Uchida Yoko Co., Ltd..............................   7,000   25,552
    UKC Holdings Corp.................................   1,600   33,443
    Ulvac, Inc........................................   4,900  124,828
    Unicharm Corp.....................................   2,800   54,656
    Uniden Holdings Corp..............................  10,000   10,197
    Union Tool Co.....................................   1,200   29,491
    Unipres Corp......................................   4,900  103,300
    United Arrows, Ltd................................   1,700   82,226
    United Super Markets Holdings, Inc................     800    7,354
#*  Unitika, Ltd......................................  22,000    9,224
    Unizo Holdings Co., Ltd...........................   1,400   51,567
    UNY Group Holdings Co., Ltd.......................  17,400  111,477
*   Usen Corp.........................................   6,500   19,122
    Ushio, Inc........................................  10,400  135,206
    USS Co., Ltd......................................   3,500   53,766
#*  UT Group Co., Ltd.................................   2,700   12,127
    Valor Holdings Co., Ltd...........................   4,600   99,590
    Vital KSK Holdings, Inc...........................   5,400   40,861
    VT Holdings Co., Ltd..............................   7,500   43,985
    Wacoal Holdings Corp..............................  11,000  128,607
#   Wacom Co., Ltd....................................  14,000   53,265
    Wakachiku Construction Co., Ltd...................  15,000   16,460
    Wakita & Co., Ltd.................................   3,600   26,943
    Warabeya Nichiyo Co., Ltd.........................   1,700   35,596
*   WATAMI Co., Ltd...................................   2,300   16,092
    Weathernews, Inc..................................     900   29,992
    Welcia Holdings Co., Ltd..........................   1,065   57,502
#   West Holdings Corp................................   3,200   21,408
    West Japan Railway Co.............................   2,200  142,535
    Wowow, Inc........................................   1,000   23,975
    Xebio Holdings Co., Ltd...........................   2,700   47,614
    Yahagi Construction Co., Ltd......................   2,300   14,396
    Yahoo Japan Corp..................................  11,800   45,016
    Yakult Honsha Co., Ltd............................     800   36,852
    YAMABIKO Corp.....................................   2,400   17,058
    Yamada Denki Co., Ltd.............................  54,500  263,925
    Yamagata Bank, Ltd. (The).........................  16,000   61,753
    Yamaguchi Financial Group, Inc....................  15,000  162,431
    Yamaichi Electronics Co., Ltd.....................   3,000   18,947

                                     1360

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)................... 18,000 $    84,534
    Yamatane Corp..................................... 14,000      20,460
#   Yamato Holdings Co., Ltd..........................  5,100     111,974
    Yamato Kogyo Co., Ltd.............................  3,800      89,969
    Yamazaki Baking Co., Ltd.......................... 10,000     218,129
    Yamazen Corp......................................  4,500      37,518
    Yaoko Co., Ltd....................................  1,400      58,639
#   Yaskawa Electric Corp............................. 13,900     154,251
    Yasuda Logistics Corp.............................    600       3,984
    Yellow Hat, Ltd...................................  2,000      38,614
    Yodogawa Steel Works, Ltd.........................  3,200      59,275
#   Yokogawa Bridge Holdings Corp.....................  3,600      32,473
#   Yokogawa Electric Corp............................ 15,900     178,034
#   Yokohama Reito Co., Ltd...........................  3,400      29,923
    Yokohama Rubber Co., Ltd. (The)................... 11,000     164,909
    Yondoshi Holdings, Inc............................  1,300      29,421
    Yorozu Corp.......................................  2,100      44,940
#   Yoshinoya Holdings Co., Ltd.......................  1,600      19,413
    Yuasa Trading Co., Ltd............................  1,500      33,772
#   Yumeshin Holdings Co., Ltd........................  2,600      12,560
    Yurtec Corp.......................................  4,000      30,586
    Yusen Logistics Co., Ltd..........................  1,400      16,599
    Yushiro Chemical Industry Co., Ltd................  2,000      22,123
    Yutaka Giken Co., Ltd.............................    200       3,954
    Zenkoku Hosho Co., Ltd............................    400      12,536
    Zenrin Co., Ltd...................................  2,300      47,521
    Zensho Holdings Co., Ltd..........................  9,400     114,350
    Zeon Corp......................................... 14,000      94,429
    ZERIA Pharmaceutical Co., Ltd.....................  2,300      26,983
    Zojirushi Corp....................................  4,000      57,295
    Zuken, Inc........................................    500       4,722
                                                              -----------
TOTAL JAPAN...........................................         94,212,718
                                                              -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................ 12,072     381,292
    Accell Group......................................  2,133      43,313
    Aegon NV.......................................... 68,284     386,144
    Akzo Nobel NV..................................... 16,084   1,031,739
    AMG Advanced Metallurgical Group NV...............  3,771      34,367
    Amsterdam Commodities NV..........................  2,100      51,385
#*  APERAM SA.........................................  5,079     158,668
    Arcadis NV........................................  8,029     107,669
    ASM International NV..............................  5,441     216,719
    ASML Holding NV...................................  2,452     225,182
    BE Semiconductor Industries NV....................  3,932      79,684
    Beter Bed Holding NV..............................  1,401      32,680
    BinckBank NV......................................  7,357      58,669
    Boskalis Westminster..............................  8,986     353,988
#   Brunel International NV...........................  2,935      49,236
    Corbion NV........................................  7,422     164,998
#   Delta Lloyd NV.................................... 20,263     119,870
    DOCdata NV........................................    449         482
*   Fugro NV..........................................  6,233      91,835

                                     1361

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
#   Gemalto NV........................................   6,481 $   389,451
*   Heijmans NV.......................................   1,782      13,741
    Hunter Douglas NV.................................      40       1,606
    IMCD Group NV.....................................   1,125      39,882
    ING Groep NV......................................  68,097     775,781
    ING Groep NV Sponsored ADR........................     924      10,709
    KAS Bank NV.......................................   1,078      11,498
    Kendrion NV.......................................   1,490      34,968
    Koninklijke Ahold NV..............................  50,822   1,149,576
*   Koninklijke BAM Groep NV..........................  31,174     167,507
    Koninklijke KPN NV................................ 207,549     803,142
    Koninklijke Vopak NV..............................  10,451     454,570
    Nederland Apparatenfabriek........................     310      10,054
    NN Group NV.......................................   6,215     210,558
*   Ordina NV.........................................   9,133       9,659
    Randstad Holding NV...............................   6,438     350,734
    RELX NV...........................................  24,292     405,347
    RELX NV Sponsored ADR.............................   1,443      24,179
#*  SBM Offshore NV...................................  23,130     305,341
    Sligro Food Group NV..............................   2,401      88,006
*   Telegraaf Media Groep NV..........................     752       3,077
    TKH Group NV......................................   4,517     167,871
*   TomTom NV.........................................  11,766     122,092
    Unilever NV.......................................  20,396     905,786
    USG People NV.....................................   6,449     120,358
    Van Lanschot NV...................................     566      13,672
    Wessanen..........................................   8,129      69,015
    Wolters Kluwer NV.................................  21,857     744,306
                                                               -----------
TOTAL NETHERLANDS.....................................          10,990,406
                                                               -----------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd..............................  52,992     101,662
    Auckland International Airport, Ltd...............  60,650     218,810
*   Chorus, Ltd.......................................  10,829      26,402
    Contact Energy, Ltd...............................  48,151     143,929
*   Diligent Corp.....................................   2,932      11,404
    Ebos Group, Ltd...................................   2,111      18,451
    Fisher & Paykel Healthcare Corp., Ltd.............  30,399     170,889
    Fletcher Building, Ltd............................  36,973     165,751
    Freightways, Ltd..................................   8,155      33,625
    Genesis Energy, Ltd...............................   9,108      11,238
    Infratil, Ltd.....................................  39,735      79,907
    Kathmandu Holdings, Ltd...........................   8,507       8,412
#   Mainfreight, Ltd..................................   8,770      84,734
    Meridian Energy, Ltd..............................   2,732       4,175
    Metlifecare, Ltd..................................  11,749      33,695
    New Zealand Refining Co., Ltd. (The)..............   4,942      11,887
    Nuplex Industries, Ltd............................  18,776      50,622
#   Port of Tauranga, Ltd.............................   3,937      47,712
    Restaurant Brands New Zealand, Ltd................   3,694      10,124
    Ryman Healthcare, Ltd.............................  14,109      73,653
    Skellerup Holdings, Ltd...........................  11,366      10,640
    SKY Network Television, Ltd.......................  39,110     116,165

                                     1362

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Spark New Zealand, Ltd............................ 119,070 $  260,449
    Summerset Group Holdings, Ltd.....................  12,634     32,591
    Tower, Ltd........................................  17,032     20,161
    Trade Me Group, Ltd...............................  34,995     91,217
#   TrustPower, Ltd...................................   3,203     15,674
    Vector, Ltd.......................................  12,512     26,213
    Warehouse Group, Ltd. (The).......................   9,073     15,771
*   Xero, Ltd.........................................     584      6,387
                                                               ----------
TOTAL NEW ZEALAND.....................................          1,902,350
                                                               ----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA....................  18,293     12,668
    AF Gruppen ASA....................................     821     11,881
#*  Akastor ASA.......................................  13,509     13,585
    Aker ASA Class A..................................   3,339     59,455
#   Aker Solutions ASA................................  13,014     39,470
    American Shipping Co. ASA.........................   2,375      6,963
    Atea ASA..........................................   9,674     78,743
    Austevoll Seafood ASA.............................  11,022     70,723
    Bakkafrost P/F....................................   2,763     92,026
    Bonheur ASA.......................................   1,193      6,919
    Borregaard ASA....................................   7,109     36,079
    BW LPG, Ltd.......................................   5,863     45,018
    BW Offshore, Ltd..................................  42,234     10,388
#*  Det Norske Oljeselskap ASA........................  11,645     71,141
    DNB ASA...........................................  19,226    231,982
#*  DNO ASA...........................................  34,782     23,304
    Ekornes ASA.......................................   2,881     31,163
*   Fred Olsen Energy ASA.............................   4,932     19,684
    Frontline, Ltd....................................  20,095     44,290
    Gjensidige Forsikring ASA.........................   3,708     59,002
    Grieg Seafood ASA.................................   2,851      9,508
#   Hexagon Composites ASA............................   3,890      9,277
#   Hoegh LNG Holdings, Ltd...........................   2,182     22,751
*   Kongsberg Automotive ASA..........................  69,568     47,251
    Kvaerner ASA......................................  23,002     17,910
    Leroy Seafood Group ASA...........................   1,710     65,582
    Marine Harvest ASA................................   8,978    122,365
#*  Nordic Semiconductor ASA..........................   8,150     38,096
    Norsk Hydro ASA...................................  63,760    211,965
#*  Norske Skogindustrier ASA.........................  31,267      7,956
#*  Norwegian Air Shuttle ASA.........................   2,308     70,147
*   Odfjell SE Class A................................     203        564
#   Opera Software ASA................................   9,437     48,309
    Orkla ASA.........................................   7,127     57,739
#   Petroleum Geo-Services ASA........................  24,611     75,103
#   Prosafe SE........................................  16,952     27,622
*   REC Silicon ASA................................... 334,585     51,329
    Salmar ASA........................................   2,265     44,659
    Schibsted ASA Class A.............................   1,268     37,217
*   Schibsted ASA Class B.............................   1,832     51,520
#*  Seadrill, Ltd.(B09RMQ1)...........................  15,042     32,437
#*  Seadrill, Ltd.(B0HWHV8)...........................   8,487     17,568

                                     1363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
    Solstad Offshore ASA..............................       578 $    1,151
*   Songa Offshore....................................   103,912     10,615
    SpareBank 1 SR-Bank ASA...........................    15,996     66,208
    Statoil ASA.......................................    42,113    576,252
    Statoil ASA Sponsored ADR.........................     3,101     42,174
    Stolt-Nielsen, Ltd................................     2,560     29,399
*   Storebrand ASA....................................    39,285    160,018
*   Subsea 7 SA.......................................    21,738    130,170
    Telenor ASA.......................................     8,755    142,814
    TGS Nopec Geophysical Co. ASA.....................    11,599    168,096
    Tomra Systems ASA.................................     6,595     64,026
    Veidekke ASA......................................     5,525     69,212
    Yara International ASA............................     5,025    190,496
                                                                 ----------
TOTAL NORWAY..........................................            3,681,990
                                                                 ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA.....................................    17,850     72,526
*   Banco BPI SA......................................    56,401     61,723
#*  Banco Comercial Portugues SA Class R.............. 2,191,127     92,691
*   Banco Espirito Santo SA...........................   114,362         --
    CTT-Correios de Portugal SA.......................     5,670     49,253
    EDP - Energias de Portugal SA.....................    42,388    148,022
    EDP Renovaveis SA.................................    23,708    184,202
    Galp Energia SGPS SA..............................    37,970    450,500
    Jeronimo Martins SGPS SA..........................    13,449    187,564
#   Mota-Engil SGPS SA................................    17,035     26,871
    NOS SGPS SA.......................................    21,745    157,799
    Portucel SA.......................................    42,396    141,926
    REN - Redes Energeticas Nacionais SGPS SA.........    17,419     52,361
    Sonae SGPS SA.....................................    88,773     99,552
    Teixeira Duarte SA................................    12,108      3,856
                                                                 ----------
TOTAL PORTUGAL........................................            1,728,846
                                                                 ----------
SINGAPORE -- (1.2%)
*   Ausgroup, Ltd.....................................    14,000      1,132
*   Biosensors International Group, Ltd...............   107,600     58,340
*   Boustead Projects, Ltd............................     2,700      1,280
    Boustead Singapore, Ltd...........................    31,600     17,613
    Breadtalk Group, Ltd..............................    12,000      8,711
    Bukit Sembawang Estates, Ltd......................     8,400     25,883
    CapitaLand, Ltd...................................    69,600    151,297
    Centurion Corp., Ltd..............................    37,000      9,282
    China Merchants Holdings Pacific, Ltd.............    45,150     24,971
    Chip Eng Seng Corp., Ltd..........................    30,000     13,643
    City Developments, Ltd............................    10,200     50,035
    ComfortDelGro Corp., Ltd..........................    74,600    149,072
    CSE Global, Ltd...................................    44,000     13,609
#   CWT, Ltd..........................................    22,000     28,434
    DBS Group Holdings, Ltd...........................    36,811    365,951
*   Del Monte Pacific, Ltd............................    53,748     13,302
#   Dyna-Mac Holdings, Ltd............................    42,000      3,997
#   Ezion Holdings, Ltd...............................   129,040     47,381

                                     1364

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
SINGAPORE -- (Continued)
*   Ezra Holdings, Ltd................................ 190,010 $  7,705
    Falcon Energy Group, Ltd..........................  77,000    9,528
    First Resources, Ltd..............................  68,800   84,747
    Fragrance Group, Ltd..............................  64,000    8,408
    Frasers Centrepoint, Ltd..........................  12,900   14,964
*   Gallant Venture, Ltd..............................  52,000    8,056
    GL, Ltd...........................................  45,000   27,270
    Global Logistic Properties, Ltd...................  52,300   61,985
    Global Premium Hotels, Ltd........................   5,120    1,048
*   GMG Global, Ltd...................................  16,300    3,552
    Golden Agri-Resources, Ltd........................ 438,500  114,867
    Great Eastern Holdings, Ltd.......................   1,600   22,522
#   GuocoLand, Ltd....................................   5,000    5,959
    Ho Bee Land, Ltd..................................  17,000   22,465
    Hong Fok Corp., Ltd...............................  23,000   11,177
    Hongkong Land Holdings, Ltd.......................  10,000   63,008
    Hutchison Port Holdings Trust..................... 225,900  107,936
#   Hyflux, Ltd.......................................  43,000   14,744
    Indofood Agri Resources, Ltd......................  50,000   15,189
    Interplex Holdings, Ltd...........................  19,400   10,874
    Jardine Cycle & Carriage, Ltd.....................   3,866  102,146
    k1 Ventures, Ltd..................................  16,400   11,010
    Keppel Corp., Ltd.................................  75,800  270,325
    Keppel Infrastructure Trust.......................  62,725   20,301
    Lian Beng Group, Ltd..............................  48,000   14,337
    M1, Ltd...........................................  15,000   24,393
    Mermaid Maritime PCL..............................  43,000    3,641
    Midas Holdings, Ltd............................... 112,000   20,163
    Nam Cheong, Ltd................................... 118,000    8,477
#*  Neptune Orient Lines, Ltd.........................  93,200   81,112
#   Noble Group, Ltd.................................. 383,700   84,808
    Olam International, Ltd...........................  25,300   28,922
#   OSIM International, Ltd...........................  40,400   28,915
*   Otto Marine, Ltd..................................  22,500    3,722
    OUE, Ltd..........................................  21,900   25,401
    Oversea-Chinese Banking Corp., Ltd................ 107,660  602,475
    Oxley Holdings, Ltd...............................  35,000   10,380
    Pan-United Corp., Ltd.............................  16,800    6,991
    Penguin International, Ltd........................  86,000    8,101
#   Petra Foods, Ltd..................................  26,800   43,494
    QAF, Ltd..........................................  29,082   21,178
    Raffles Education Corp., Ltd...................... 103,000   17,330
    Rotary Engineering, Ltd...........................  10,000    2,147
    SATS, Ltd.........................................  37,000  101,226
    SembCorp Industries, Ltd..........................  79,800  142,203
#   SembCorp Marine, Ltd..............................  62,600   69,219
    Sheng Siong Group, Ltd............................  39,000   22,911
    Sinarmas Land, Ltd................................ 116,000   34,371
    Singapore Airlines, Ltd...........................  38,500  299,513
    Singapore Exchange, Ltd...........................  13,000   64,762
    Singapore Post, Ltd...............................  71,600   67,393
    Singapore Press Holdings, Ltd.....................  31,500   79,069
    Singapore Telecommunications, Ltd................. 103,300  256,148

                                     1365

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
#*  Sino Grandness Food Industry Group, Ltd...........  46,000 $   11,076
    SMRT Corp., Ltd...................................  52,500     56,401
    Stamford Land Corp., Ltd..........................  35,000     12,006
    StarHub, Ltd......................................  26,600     63,416
    Sunningdale Tech, Ltd.............................  26,600     15,095
*   SunVic Chemical Holdings, Ltd.....................  63,000      6,269
    Super Group, Ltd..................................  34,000     18,135
#*  Swiber Holdings, Ltd..............................  23,999      3,117
    Tat Hong Holdings, Ltd............................   5,000      1,641
    Tuan Sing Holdings, Ltd........................... 103,000     22,520
    UMS Holdings, Ltd.................................  22,000      7,826
    United Engineers, Ltd.............................  37,800     47,424
    United Industrial Corp., Ltd......................   7,000     14,788
    United Overseas Bank, Ltd.........................  26,833    341,122
    UOB-Kay Hian Holdings, Ltd........................   4,000      3,896
    UOL Group, Ltd....................................  35,351    140,050
#*  Vard Holdings, Ltd................................  60,000      6,413
    Venture Corp., Ltd................................  25,200    138,064
    Vibrant Group, Ltd................................  65,537     14,349
    Wee Hur Holdings, Ltd.............................  81,000     14,927
    Wilmar International, Ltd.........................  32,000     64,699
    Wing Tai Holdings, Ltd............................  36,000     38,887
*   Yongnam Holdings, Ltd.............................  26,500      6,221
                                                               ----------
TOTAL SINGAPORE.......................................          5,224,863
                                                               ----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA.......................  11,097    165,327
    Acciona SA........................................   3,255    250,058
    Acerinox SA.......................................  13,899    125,355
    ACS Actividades de Construccion y Servicios SA....  11,933    303,168
    Adveo Group International SA......................      65        406
    Almirall SA.......................................   6,103    117,829
    Amadeus IT Holding SA Class A.....................   9,286    379,229
    Applus Services SA................................   1,432     11,689
    Atresmedia Corp de Medios de Comunicacion SA......   3,836     36,403
    Banco Bilbao Vizcaya Argentaria SA................ 180,138  1,159,472
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   2,421     15,667
    Banco de Sabadell SA.............................. 406,532    735,796
    Banco Popular Espanol SA.......................... 141,794    383,120
    Banco Santander SA................................ 369,581  1,583,812
    Bankia SA......................................... 147,248    146,533
    Bankinter SA......................................  29,615    206,664
#   Bolsas y Mercados Espanoles SHMSF SA..............   6,068    182,303
    CaixaBank SA......................................  84,356    256,296
*   Cementos Portland Valderrivas SA..................     950      5,268
    Cia de Distribucion Integral Logista Holdings SA..   1,937     40,380
    Cie Automotive SA.................................   6,579     95,942
    Construcciones y Auxiliar de Ferrocarriles SA.....     177     46,982
    Distribuidora Internacional de Alimentacion SA....  47,365    255,319
    Duro Felguera SA..................................   4,050      5,255
    Ebro Foods SA.....................................   4,864     95,337
    Elecnor SA........................................     708      5,097
    Enagas SA.........................................  14,364    417,794

                                     1366

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Ence Energia y Celulosa SA........................  17,819 $    56,824
    Endesa SA.........................................   7,394     143,142
*   Ercros SA.........................................  15,303       8,250
    Faes Farma SA.....................................  10,479      30,717
    Ferrovial SA......................................   5,907     129,439
#   Fluidra SA........................................   2,916       9,783
*   Fomento de Construcciones y Contratas SA..........   6,943      52,369
    Gamesa Corp. Tecnologica SA.......................  21,617     403,991
    Gas Natural SDG SA................................  11,027     216,615
    Grupo Catalana Occidente SA.......................   3,235      99,300
    Iberdrola SA...................................... 164,179   1,154,057
*   Indra Sistemas SA.................................   5,559      54,960
    Industria de Diseno Textil SA.....................   9,283     305,496
*   Inmobiliaria Colonial SA..........................  40,598      27,196
*   Liberbank SA......................................  17,680      24,485
    Mapfre SA......................................... 104,471     234,668
    Mediaset Espana Comunicacion SA...................  14,442     140,447
    Melia Hotels International SA.....................   5,483      59,876
*   NH Hotel Group SA.................................  11,941      49,611
    Obrascon Huarte Lain SA...........................  15,732      84,174
    Papeles y Cartones de Europa SA...................   6,990      36,932
*   Pharma Mar SA.....................................   7,549      19,172
*   Promotora de Informaciones SA Class A.............   3,939      20,455
    Prosegur Cia de Seguridad SA......................  24,821     111,342
*   Realia Business SA................................  19,186      18,320
    Red Electrica Corp. SA............................   3,673     297,381
    Repsol SA.........................................  32,344     335,361
#   Sacyr SA..........................................  29,237      49,311
    Tecnicas Reunidas SA..............................   3,066     102,163
    Telefonica SA.....................................  77,207     814,880
    Telefonica SA Sponsored ADR.......................   2,080      21,819
    Tubacex SA........................................   6,641      12,001
#   Tubos Reunidos SA.................................   7,475       4,833
    Vidrala SA........................................   1,713      83,875
    Viscofan SA.......................................   3,048     182,691
    Zardoya Otis SA...................................  11,991     126,318
                                                               -----------
TOTAL SPAIN...........................................          12,548,755
                                                               -----------
SWEDEN -- (2.9%)
    AAK AB............................................   2,268     147,635
    Acando AB.........................................  15,009      29,807
    AddTech AB Class B................................   3,883      53,124
    AF AB Class B.....................................   4,591      72,393
    Alfa Laval AB.....................................   7,473     128,843
    Assa Abloy AB Class B.............................  20,950     444,038
    Atrium Ljungberg AB Class B.......................   2,696      38,990
    Avanza Bank Holding AB............................   1,534      57,864
    Axfood AB.........................................   4,784      83,703
    B&B Tools AB Class B..............................   1,178      15,077
    Beijer Alma AB....................................   2,417      54,177
    Bilia AB Class A..................................   7,303     136,970
    BillerudKorsnas AB................................  19,385     308,899
    BioGaia AB Class B................................     926      27,782

                                     1367

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Boliden AB........................................ 30,871 $429,497
#   Bulten AB.........................................  2,126   19,262
    Bure Equity AB....................................  5,231   39,014
    Byggmax Group AB..................................  7,731   64,309
    Castellum AB...................................... 10,831  161,475
    Clas Ohlson AB Class B............................  5,681   94,190
*   Cloetta AB Class B................................ 20,574   66,148
    Concentric AB.....................................  9,782   99,401
    Dios Fastigheter AB...............................  4,730   31,098
*   Doro AB...........................................  2,536   17,168
    Duni AB...........................................  4,409   66,003
    Electrolux AB Series B............................  7,668  167,026
#   Elekta AB Class B................................. 16,032  119,560
    Enea AB...........................................  2,198   23,315
#*  Eniro AB.......................................... 18,768    1,921
    Fabege AB.........................................  9,332  144,679
    Fagerhult AB......................................    775   12,920
*   Fastighets AB Balder..............................  2,728   60,954
    Getinge AB Class B................................ 12,083  266,144
    Gunnebo AB........................................  3,716   18,516
    Haldex AB.........................................  5,611   48,519
    Hemfosa Fastigheter AB............................  3,668   36,245
    Hennes & Mauritz AB Class B.......................  9,465  309,952
    Hexagon AB Class B................................  5,049  168,366
    Hexpol AB......................................... 17,085  151,608
    HIQ International AB..............................  5,035   29,276
    Holmen AB Class B.................................  6,683  191,537
    Hufvudstaden AB Class A...........................  2,046   28,194
    Husqvarna AB Class A..............................  3,743   23,883
    Husqvarna AB Class B.............................. 39,355  249,973
    ICA Gruppen AB....................................  3,953  139,807
#   Indutrade AB......................................  3,160  168,232
    Intrum Justitia AB................................  4,904  162,501
    Inwido AB.........................................    286    3,170
    ITAB Shop Concept AB Class B......................    282    8,274
    JM AB.............................................  9,141  251,740
#   KappAhl AB........................................  5,682   22,624
*   Karolinska Development AB Class B.................  2,570    2,815
    Klovern AB Class B................................ 36,412   36,346
    KNOW IT AB........................................  1,527   10,105
    Kungsleden AB..................................... 14,455   96,666
    Lagercrantz Group AB Class B......................  3,867   30,298
    Lindab International AB...........................  8,854   63,939
    Loomis AB Class B.................................  7,048  209,897
#*  Lundin Petroleum AB...............................  5,054   72,664
    Meda AB Class A................................... 20,947  225,427
*   Medivir AB Class B................................  2,235   17,513
#   Mekonomen AB......................................  2,474   50,515
    Millicom International Cellular SA................  3,366  148,701
    Modern Times Group MTG AB Class B.................  5,356  142,056
    MQ Holding AB.....................................  4,787   23,890
    Mycronic AB.......................................  9,725   87,217
    NCC AB Class A....................................    374   12,645

                                     1368

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
    NCC AB Class B....................................   6,486 $   220,195
*   Net Insight AB Class B............................  41,405      30,051
#   New Wave Group AB Class B.........................   4,131      14,845
    Nibe Industrier AB Class B........................   5,849     169,018
    Nobia AB..........................................  15,853     177,099
    Nolato AB Class B.................................   3,468      91,596
    Nordea Bank AB....................................  48,894     492,348
    Nordnet AB Class B................................   5,225      20,827
    OEM International AB Class B......................     160       2,407
    Peab AB...........................................  20,246     153,737
*   Pricer AB Class B.................................  19,106      18,201
    Proact IT Group AB................................     795      11,297
    Ratos AB Class B..................................  23,927     128,288
*   RaySearch Laboratories AB.........................     965      11,002
    Rezidor Hotel Group AB............................   8,921      30,503
    Sagax AB Class B..................................   1,961      14,365
#   Sandvik AB........................................  28,022     234,496
#*  SAS AB............................................  23,872      68,687
    Scandi Standard AB................................   4,400      28,253
    Sectra AB Class B.................................   2,309      28,435
    Securitas AB Class B..............................  21,227     312,888
    Semcon AB.........................................   1,792       8,570
    Skandinaviska Enskilda Banken AB Class A..........  30,135     290,456
    Skanska AB Class B................................   9,319     179,797
    SkiStar AB........................................     194       2,627
#*  SSAB AB Class A(BPRBWK4)..........................   2,180       5,246
#*  SSAB AB Class A(B17H0S8)..........................  15,487      37,354
*   SSAB AB Class B(BPRBWM6)..........................   5,564      11,652
#*  SSAB AB Class B(B17H3F6)..........................  12,275      25,785
    Svenska Cellulosa AB SCA Class A..................   1,418      41,826
    Svenska Cellulosa AB SCA Class B..................  22,167     656,978
    Svenska Handelsbanken AB Class A..................  24,823     312,333
    Svenska Handelsbanken AB Class B..................   1,524      19,906
    Sweco AB..........................................     321       4,717
    Sweco AB Class B..................................   3,074      45,207
    Swedbank AB Class A...............................  18,377     385,417
*   Swedish Orphan Biovitrum AB.......................   3,961      50,136
    Systemair AB......................................     168       2,182
    Tele2 AB Class B..................................  31,209     259,516
    TeliaSonera AB.................................... 140,557     663,848
    Trelleborg AB Class B.............................  25,415     438,682
*   Victoria Park AB Class B..........................   9,440      16,211
    Wallenstam AB Class B.............................  13,930      99,230
    Wihlborgs Fastigheter AB..........................   4,910      94,331
                                                               -----------
TOTAL SWEDEN..........................................          12,637,042
                                                               -----------
SWITZERLAND -- (5.3%)
    ABB, Ltd..........................................  70,125   1,211,760
    ABB, Ltd. Sponsored ADR...........................   5,293      91,569
    Actelion, Ltd.....................................   2,380     313,635
    Adecco SA.........................................   9,525     584,741
*   AFG Arbonia-Forster Holding AG....................   3,998      38,655
    Allreal Holding AG................................   1,581     208,513

                                     1369

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
    Alpiq Holding AG..................................    542 $ 55,716
    ams AG............................................  6,101  168,474
    APG SGA SA........................................     94   36,553
    Aryzta AG.........................................  6,697  306,408
    Ascom Holding AG..................................  5,628   89,838
    Autoneum Holding AG...............................    464  101,230
    Baloise Holding AG................................  6,088  746,296
    Bank Coop AG......................................    318   12,865
    Banque Cantonale de Geneve........................     19    4,918
    Banque Cantonale Vaudoise.........................    454  274,097
    Basler Kantonalbank...............................    117    7,836
    Belimo Holding AG.................................     42   95,244
    Bell AG...........................................     13   45,644
    Bellevue Group AG.................................    470    6,573
#   Berner Kantonalbank AG............................    217   40,982
    BKW AG............................................  1,274   46,558
    Bobst Group SA....................................    987   40,522
    Bossard Holding AG Class A........................    885   81,497
    Bucher Industries AG..............................    742  152,140
    Burckhardt Compression Holding AG.................    339  105,834
    Burkhalter Holding AG.............................    390   40,262
    Calida Holding AG.................................    368   11,040
    Carlo Gavazzi Holding AG..........................     35    7,253
    Cembra Money Bank AG..............................  1,033   62,153
    Cham Paper Holding AG.............................      3      727
*   Charles Voegele Holding AG........................  1,259    9,148
    Chocoladefabriken Lindt & Sprungli AG.............      2  138,133
    Cie Financiere Richemont SA....................... 15,377  999,442
    Cie Financiere Tradition SA.......................     83    4,939
    Clariant AG....................................... 31,948  521,692
    Coltene Holding AG................................    595   35,962
    Conzzeta AG.......................................     57   34,378
*   Cosmo Pharmaceuticals SA..........................    100   14,681
    Credit Suisse Group AG............................ 15,099  267,484
    Credit Suisse Group AG Sponsored ADR.............. 29,768  529,870
    Daetwyler Holding AG..............................    974  124,342
    DKSH Holding AG...................................  4,027  247,963
    dorma+kaba Holding AG Class B.....................    277  171,116
    EFG International AG..............................  5,422   47,268
    Emmi AG...........................................    230  106,107
    EMS-Chemie Holding AG.............................    377  158,241
    Energiedienst Holding AG..........................    346    8,440
    Feintool International Holding AG.................    276   20,979
    Flughafen Zuerich AG..............................    458  337,693
    Forbo Holding AG..................................    138  146,461
    Galenica AG.......................................    427  596,599
    GAM Holding AG.................................... 16,315  227,930
    Gategroup Holding AG..............................  3,941  145,684
    Geberit AG........................................    945  334,973
    Georg Fischer AG..................................    504  333,074
    Givaudan SA.......................................    219  410,118
    Gurit Holding AG..................................     46   23,311
    Helvetia Holding AG...............................    687  358,012

                                     1370

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    HOCHDORF Holding AG...............................     33 $    5,548
    Huber & Suhner AG.................................  1,081     45,698
    Implenia AG.......................................  1,595     78,256
    Inficon Holding AG................................    215     61,012
    Interroll Holding AG..............................     89     68,634
    Intershop Holding AG..............................    103     41,625
    Julius Baer Group, Ltd............................ 17,411    739,041
    Kardex AG.........................................  1,084     77,687
    Komax Holding AG..................................    476    101,046
    Kudelski SA.......................................  4,432     60,852
    Kuehne + Nagel International AG...................  1,563    206,863
    Kuoni Reisen Holding AG...........................    452    140,691
    LEM Holding SA....................................     41     30,120
    Liechtensteinische Landesbank AG..................  1,066     37,651
    Logitech International SA(B18ZRK2)................  3,482     55,249
    Logitech International SA(H50430232)..............  9,093    144,124
    Luzerner Kantonalbank AG..........................    296    109,942
    MCH Group AG......................................     97      5,791
    Metall Zug AG.....................................     21     51,738
#*  Meyer Burger Technology AG........................  9,014     51,978
    Micronas Semiconductor Holding AG.................  2,725     19,662
    Mobilezone Holding AG.............................  1,960     27,522
    Mobimo Holding AG.................................    834    176,078
    OC Oerlikon Corp. AG.............................. 20,628    184,107
*   Orascom Development Holding AG....................  1,275     11,133
*   Orell Fuessli Holding AG..........................     12      1,327
    Orior AG..........................................    610     36,210
    Partners Group Holding AG.........................    866    312,327
    Phoenix Mecano AG.................................     35     14,948
*   Plazza AG.........................................     40      7,753
    PSP Swiss Property AG.............................  1,863    158,757
    Rieter Holding AG.................................    450     83,414
    Romande Energie Holding SA........................      3      2,723
    Schaffner Holding AG..............................     96     20,168
*   Schmolz + Bickenbach AG........................... 51,419     24,686
    Schweiter Technologies AG.........................    107     87,963
    SGS SA............................................    142    275,970
    Siegfried Holding AG..............................    506     93,257
    Sika AG...........................................    127    454,487
    Sonova Holding AG.................................  3,225    387,377
    St Galler Kantonalbank AG.........................    177     62,754
    Straumann Holding AG..............................    676    205,249
    Sulzer AG.........................................  2,017    183,954
#   Swatch Group AG (The)(7184725)....................  1,438    491,808
    Swatch Group AG (The)(7184736)....................  2,559    169,829
    Swiss Life Holding AG.............................  2,866    730,556
    Swiss Prime Site AG...............................  2,393    191,507
    Swiss Re AG....................................... 10,252    954,320
    Swisscom AG.......................................    928    461,609
    Swissquote Group Holding SA.......................    701     18,011
    Syngenta AG.......................................  3,528  1,299,063
    Tamedia AG........................................    246     40,931
    Temenos Group AG..................................  4,193    203,807

                                     1371

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
SWITZERLAND -- (Continued)
    U-Blox AG.........................................    460 $    92,786
*   UBS Group AG(H42097107)........................... 60,036     998,999
    UBS Group AG(BRJL176).............................  1,185      19,582
    Valiant Holding AG................................  1,562     170,450
    Valora Holding AG.................................    431      88,753
    Vaudoise Assurances Holding SA....................    120      58,680
    Vetropack Holding AG..............................      6       8,316
    Vontobel Holding AG...............................  2,788     117,447
    VP Bank AG........................................     92       7,558
    VZ Holding AG.....................................     71      18,999
    Walliser Kantonalbank.............................     10         745
    Walter Meier AG...................................     85       2,926
    Ypsomed Holding AG................................    205      28,576
    Zehnder Group AG..................................  1,200      42,270
    Zug Estates Holding AG............................     17      24,520
    Zuger Kantonalbank AG.............................      6      28,015
    Zurich Insurance Group AG.........................  2,784     617,116
                                                              -----------
TOTAL SWITZERLAND.....................................         23,176,124
                                                              -----------
UNITED KINGDOM -- (17.5%)
    A.G.BARR P.L.C.................................... 10,038      75,510
    AA P.L.C..........................................  6,183      26,063
    Aberdeen Asset Management P.L.C................... 53,862     189,856
    Acacia Mining P.L.C............................... 17,598      51,994
    Acal P.L.C........................................  2,600       9,619
    Admiral Group P.L.C............................... 11,259     286,067
#   Afren P.L.C....................................... 38,660           4
    Aggreko P.L.C..................................... 21,874     267,015
    Amec Foster Wheeler P.L.C......................... 37,626     222,770
    Amlin P.L.C....................................... 38,185     364,545
    Anglo American P.L.C.............................. 49,061     195,690
    Anglo Pacific Group P.L.C.........................  4,249       3,450
    Antofagasta P.L.C................................. 33,245     181,424
    ARM Holdings P.L.C. Sponsored ADR.................  5,913     254,732
#   Ashmore Group P.L.C............................... 31,150      97,958
    Ashtead Group P.L.C............................... 43,574     562,117
    Associated British Foods P.L.C....................  3,237     146,033
    AVEVA Group P.L.C.................................  3,450      65,928
    Aviva P.L.C....................................... 36,650     252,766
#   Aviva P.L.C. Sponsored ADR........................ 55,842     770,620
    Avon Rubber P.L.C.................................  2,375      26,973
*   Balfour Beatty P.L.C.............................. 67,741     242,913
    Barclays P.L.C. Sponsored ADR..................... 84,118     906,792
    Barratt Developments P.L.C........................ 64,539     553,597
    BBA Aviation P.L.C................................ 88,099     205,242
    Beazley P.L.C..................................... 57,199     307,552
    Bellway P.L.C..................................... 12,275     487,412
    Berendsen P.L.C................................... 23,725     369,950
    Berkeley Group Holdings P.L.C..................... 12,664     640,248
    BG Group P.L.C.................................... 91,584   1,385,922
    BGEO Group P.L.C..................................  2,770      70,132
    BHP Billiton P.L.C. ADR........................... 12,249     240,693
    Bloomsbury Publishing P.L.C.......................    364         778

                                     1372

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C....................................  20,835 $  162,955
    Bovis Homes Group P.L.C...........................  12,298    164,793
    BP P.L.C.......................................... 369,911  1,997,600
    BP P.L.C. Sponsored ADR...........................  83,655  2,707,912
    Braemar Shipping Services P.L.C...................     266      1,756
    Brammer P.L.C.....................................   7,778     18,820
    Brewin Dolphin Holdings P.L.C.....................  34,210    136,707
    British Polythene Industries P.L.C................   1,323     13,124
    Britvic P.L.C.....................................  20,320    209,785
    BT Group P.L.C....................................  89,504    622,912
    BT Group P.L.C. Sponsored ADR.....................   1,608     56,055
*   BTG P.L.C.........................................  12,529    105,000
    Bunzl P.L.C.......................................  10,422    278,815
    Burberry Group P.L.C..............................   8,955    153,462
    Cable & Wireless Communications P.L.C............. 370,484    365,217
*   Cairn Energy P.L.C................................  15,820     32,338
    Cape P.L.C........................................  19,349     62,358
    Capita P.L.C......................................  17,824    300,027
    Capital & Counties Properties P.L.C...............  33,247    175,933
    Card Factory P.L.C................................   1,904      9,477
#   Carillion P.L.C...................................  38,413    150,966
#   Carnival P.L.C. ADR...............................   4,741    238,615
*   Carpetright P.L.C.................................     246      1,390
    Centamin P.L.C.................................... 148,759    144,284
    Centrica P.L.C.................................... 189,336    555,532
    Chesnara P.L.C....................................   4,234     19,751
    Cineworld Group P.L.C.............................  26,025    187,800
    Clarkson P.L.C....................................     750     22,063
    Close Brothers Group P.L.C........................  14,415    265,593
    Cobham P.L.C......................................  74,637    270,977
    Coca-Cola HBC AG..................................  17,059    349,328
    Communisis P.L.C..................................  19,147     12,157
    Compass Group P.L.C...............................  19,651    338,194
    Computacenter P.L.C...............................   8,802    103,801
    Connect Group P.L.C...............................  18,166     38,035
    Consort Medical P.L.C.............................   2,681     38,818
    Costain Group P.L.C...............................  13,037     65,306
    Cranswick P.L.C...................................   3,618    107,975
    Crest Nicholson Holdings P.L.C....................   1,320     10,794
    Croda International P.L.C.........................   7,572    309,238
    Daily Mail & General Trust P.L.C..................  20,066    194,306
    Dairy Crest Group P.L.C...........................  18,743    174,865
    Darty P.L.C.......................................  22,589     32,770
    DCC P.L.C.........................................   5,065    391,033
    De La Rue P.L.C...................................  12,322     78,380
    Debenhams P.L.C................................... 113,383    127,305
    Dechra Pharmaceuticals P.L.C......................   8,908    127,241
    Devro P.L.C.......................................  19,407     82,869
#   Dialight P.L.C....................................   2,572     16,437
    Dignity P.L.C.....................................   4,226    141,901
    Diploma P.L.C.....................................  15,145    145,076
    Direct Line Insurance Group P.L.C................. 116,370    625,080
    Dixons Carphone P.L.C.............................  67,817    459,929

                                     1373

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Domino's Pizza Group P.L.C........................  13,497 $  189,870
    Drax Group P.L.C..................................  29,812    107,601
    DS Smith P.L.C....................................  95,846    501,489
    Dunelm Group P.L.C................................   7,511     94,062
    E2V Technologies P.L.C............................  10,701     32,328
    easyJet P.L.C.....................................   6,175    136,879
    Electrocomponents P.L.C...........................  45,823    137,457
    Elementis P.L.C...................................  48,642    149,383
*   EnQuest P.L.C.....................................  98,787     22,024
    esure Group P.L.C.................................   3,827     13,713
    Euromoney Institutional Investor P.L.C............   3,359     42,966
*   Evraz P.L.C.......................................  44,279     39,541
    Experian P.L.C....................................  24,897    424,714
    Fenner P.L.C......................................  14,960     22,692
    Ferrexpo P.L.C....................................  16,143      3,992
    Fidessa Group P.L.C...............................   3,792    101,892
*   Findel P.L.C......................................   3,077      8,552
*   Firstgroup P.L.C..................................  81,254    108,219
    Fortune Oil CVR...................................  39,408         51
    Foxtons Group P.L.C...............................   7,759     18,710
    Fresnillo P.L.C...................................  10,219    105,776
    G4S P.L.C......................................... 138,039    448,131
    Galliford Try P.L.C...............................   7,702    163,694
    Gem Diamonds, Ltd.................................   9,072     15,275
    Genus P.L.C.......................................   4,083     83,797
    GKN P.L.C......................................... 120,982    484,068
    Glencore P.L.C.................................... 124,785    160,884
    Go-Ahead Group P.L.C..............................   3,069    107,753
    Grafton Group P.L.C...............................  16,125    162,074
    Grainger P.L.C....................................  12,285     40,578
    Greencore Group P.L.C.............................  50,731    281,809
    Greggs P.L.C......................................  13,269    197,766
    Halfords Group P.L.C..............................  27,607    150,067
    Halma P.L.C.......................................  43,647    522,289
    Hargreaves Lansdown P.L.C.........................  11,616    226,460
    Hays P.L.C........................................ 102,191    185,547
    Headlam Group P.L.C...............................   2,088     14,633
    Helical Bar P.L.C.................................   8,751     50,341
    Henderson Group P.L.C.............................  79,879    317,816
    Henry Boot P.L.C..................................   3,282     10,429
    Hill & Smith Holdings P.L.C.......................   7,674     82,308
    Hiscox, Ltd.......................................  30,963    439,768
*   Hochschild Mining P.L.C...........................  15,460     10,400
    Home Retail Group P.L.C...........................  68,339    133,617
    HomeServe P.L.C...................................  36,102    209,013
    Howden Joinery Group P.L.C........................  50,656    362,835
    HSBC Holdings P.L.C. Sponsored ADR................  66,777  2,363,906
    Hunting P.L.C.....................................  10,822     47,688
    ICAP P.L.C........................................  49,616    343,228
    IG Group Holdings P.L.C...........................  42,022    440,843
*   Imagination Technologies Group P.L.C..............  19,547     37,080
    IMI P.L.C.........................................  22,840    263,740
    Inchcape P.L.C....................................  37,967    390,387

                                     1374

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Indivior P.L.C....................................   7,597 $   16,446
    Informa P.L.C.....................................  59,294    539,252
    Inmarsat P.L.C....................................  39,606    623,576
    InterContinental Hotels Group P.L.C...............   2,307     75,798
    InterContinental Hotels Group P.L.C. ADR..........   4,854    160,854
    Intermediate Capital Group P.L.C..................   3,651     30,435
    International Consolidated Airlines Group SA......  30,325    234,493
    Interserve P.L.C..................................  13,928     93,156
    Intertek Group P.L.C..............................  14,063    569,987
    Investec P.L.C....................................  42,354    269,460
*   IP Group P.L.C....................................   5,573     14,783
    ITE Group P.L.C...................................  38,638     77,553
    ITV P.L.C.........................................  99,384    379,932
    J Sainsbury P.L.C................................. 128,874    452,487
    James Fisher & Sons P.L.C.........................   5,552     85,584
    Jardine Lloyd Thompson Group P.L.C................  10,055    119,872
    JD Sports Fashion P.L.C...........................  10,441    170,630
    John Menzies P.L.C................................   7,892     46,110
    John Wood Group P.L.C.............................  32,694    302,202
    Johnson Matthey P.L.C.............................   5,079    179,663
*   Johnston Press P.L.C..............................   4,678      2,365
    Jupiter Fund Management P.L.C.....................  42,018    250,090
#*  KAZ Minerals P.L.C................................  28,842     47,568
    KCOM Group P.L.C..................................  49,969     83,007
    Keller Group P.L.C................................   7,675     89,780
    Kier Group P.L.C..................................  12,204    232,717
    Kingfisher P.L.C..................................  56,838    265,979
    Laird P.L.C.......................................  27,188    138,262
*   Lamprell P.L.C....................................  19,335     23,133
    Lancashire Holdings, Ltd..........................  16,965    151,653
    Laura Ashley Holdings P.L.C.......................  24,240      8,765
    Lavendon Group P.L.C..............................   9,762     18,871
    Legal & General Group P.L.C....................... 230,105    803,140
*   Liberty Global P.L.C. Class A.....................     731     25,143
*   Liberty Global P.L.C. Series C....................   1,803     60,049
*   Liberty Global P.L.C. LiLAC Class A...............      37      1,286
*   Liberty Global P.L.C. LiLAC Class C...............      90      3,321
    Lloyds Banking Group P.L.C........................ 524,074    490,982
#   Lloyds Banking Group P.L.C. ADR................... 394,879  1,504,489
    London Stock Exchange Group P.L.C.................   6,972    246,884
    Lookers P.L.C.....................................  48,675    109,828
    Low & Bonar P.L.C.................................  25,791     23,097
    LSL Property Services P.L.C.......................   4,044     14,488
    Man Group P.L.C................................... 130,893    306,114
    Marks & Spencer Group P.L.C....................... 101,105    613,901
    Marshalls P.L.C...................................  17,896     78,715
    McBride P.L.C.....................................  23,441     51,808
    Mears Group P.L.C.................................   6,031     36,609
    Melrose Industries P.L.C..........................  11,084     47,254
    Merlin Entertainments P.L.C.......................   9,774     57,940
    Michael Page International P.L.C..................  18,087    105,029
    Micro Focus International P.L.C...................   9,678    191,700

                                     1375

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Millennium & Copthorne Hotels P.L.C...............  14,939 $   88,587
    Mitie Group P.L.C.................................  43,866    177,219
    Mondi P.L.C.......................................  24,251    395,364
    Moneysupermarket.com Group P.L.C..................  35,734    172,903
    Morgan Advanced Materials P.L.C...................  33,389    101,559
    Morgan Sindall Group P.L.C........................   3,994     40,757
*   Mothercare P.L.C..................................  11,590     34,645
    N Brown Group P.L.C...............................  16,501     73,357
    National Express Group P.L.C......................  45,465    196,850
    National Grid P.L.C. Sponsored ADR................   6,390    452,476
    NCC Group P.L.C...................................   3,164     14,276
    Next P.L.C........................................   3,714    368,118
    Norcros P.L.C.....................................   6,916     17,818
    Northgate P.L.C...................................  16,341     78,009
    Novae Group P.L.C.................................   3,127     36,572
*   Ocado Group P.L.C.................................   2,291      8,667
    Old Mutual P.L.C.................................. 198,676    484,702
*   Ophir Energy P.L.C................................  56,780     72,992
    Oxford Instruments P.L.C..........................   2,965     31,043
    PayPoint P.L.C....................................   5,924     66,926
    Pearson P.L.C. Sponsored ADR......................  24,285    272,721
    Pendragon P.L.C...................................  44,546     25,130
    Pennon Group P.L.C................................  27,757    351,829
    Persimmon P.L.C...................................  22,430    654,491
    Petra Diamonds, Ltd...............................  38,411     48,640
    Petrofac, Ltd.....................................  25,655    292,366
*   Petropavlovsk P.L.C...............................  19,536      1,553
    Pets at Home Group P.L.C..........................   6,100     22,418
    Phoenix Group Holdings............................  18,286    226,696
    Photo-Me International P.L.C......................  27,819     61,388
    Premier Farnell P.L.C.............................  52,707     75,777
*   Premier Foods P.L.C...............................  93,180     49,612
*   Premier Oil P.L.C.................................  48,544     13,142
    Provident Financial P.L.C.........................   2,055     86,440
    Prudential P.L.C. ADR.............................  15,675    616,654
    PZ Cussons P.L.C..................................  21,025     79,984
    Randgold Resources, Ltd...........................   6,847    485,934
    Rathbone Brothers P.L.C...........................     569     18,339
*   Raven Russia, Ltd.................................  20,145      9,660
    Redrow P.L.C......................................  25,082    159,406
    Regus P.L.C.......................................  88,832    375,520
#   RELX P.L.C. Sponsored ADR.........................  28,588    509,152
    Renishaw P.L.C....................................   3,935    102,511
*   Renold P.L.C......................................   9,728      6,637
    Rentokil Initial P.L.C............................ 141,327    316,424
    Rexam P.L.C.......................................  56,242    482,228
    Ricardo P.L.C.....................................   6,075     68,826
    Rightmove P.L.C...................................   6,948    396,443
#   Rio Tinto P.L.C. Sponsored ADR....................  39,094    963,667
    Rolls-Royce Holdings P.L.C........................  82,001    652,280
    Rotork P.L.C......................................  98,308    240,699
* Royal Bank of Scotland Group P.L.C. Sponsored ADR. 26,885 198,142 Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 36,193 1,597,197

                                     1376

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  56,329 $2,474,533
    Royal Mail P.L.C..................................  60,748    399,379
    RPC Group P.L.C...................................  32,568    349,865
    RPS Group P.L.C...................................  21,041     55,010
    RSA Insurance Group P.L.C.........................  74,887    447,106
    Saga P.L.C........................................   1,243      3,493
    Sage Group P.L.C. (The)...........................  36,430    324,740
    Savills P.L.C.....................................  17,110    184,617
    Schroders P.L.C.(0239581).........................   2,603     76,029
    Schroders P.L.C.(0240549).........................   3,180    124,247
    SDL P.L.C.........................................   6,858     43,929
    Senior P.L.C......................................  46,933    146,845
    Sepura P.L.C......................................   4,663     11,579
*   Serco Group P.L.C.................................  12,942     15,798
    Severfield P.L.C..................................  12,669     10,665
    Severn Trent P.L.C................................  10,066    315,881
    Shanks Group P.L.C................................  47,748     60,648
    Shire P.L.C.......................................   6,445    361,513
    SIG P.L.C.........................................  45,486     87,308
    Sky P.L.C.........................................  24,774    383,319
*   Skyepharma P.L.C..................................  10,240     57,688
    Smith & Nephew P.L.C..............................  26,296    438,033
    Smith & Nephew P.L.C. Sponsored ADR...............     750     25,170
    Smiths Group P.L.C................................  45,012    608,975
    Soco International P.L.C..........................  16,515     37,947
    Spectris P.L.C....................................  11,352    257,149
    Speedy Hire P.L.C.................................  39,882     23,597
    Spirax-Sarco Engineering P.L.C....................   8,571    374,100
    Spire Healthcare Group P.L.C......................      66        305
    Spirent Communications P.L.C......................  27,560     29,176
*   Sports Direct International P.L.C.................  29,312    174,299
    SSE P.L.C.........................................  39,767    825,139
    SSP Group P.L.C...................................   9,438     38,534
    St. Ives P.L.C....................................   2,904      9,239
    St. James's Place P.L.C...........................  38,766    530,758
    St. Modwen Properties P.L.C.......................  16,551     91,664
    Stagecoach Group P.L.C............................  35,993    142,996
    Standard Chartered P.L.C..........................  73,483    495,716
    Standard Life P.L.C...............................  52,969    276,757
    Sthree P.L.C......................................   5,020     22,005
    Stobart Group, Ltd................................   6,398      9,368
    SuperGroup P.L.C..................................   5,656    118,700
    Synthomer P.L.C...................................  39,571    166,332
    TalkTalk Telecom Group P.L.C......................  37,069    116,187
    Tate & Lyle P.L.C.................................  38,670    346,507
    Taylor Wimpey P.L.C............................... 209,117    576,607
    Ted Baker P.L.C...................................   1,985     85,034
    Telecom Plus P.L.C................................   4,516     64,923
*   Tesco P.L.C....................................... 292,812    728,552
*   Thomas Cook Group P.L.C........................... 123,818    189,408
    Topps Tiles P.L.C.................................  16,151     31,432
    Travis Perkins P.L.C..............................  19,835    518,983
    Trifast P.L.C.....................................   6,091      9,936

                                     1377

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
    Trinity Mirror P.L.C..............................  44,827 $     96,239
    TT Electronics P.L.C..............................  14,705       33,327
    TUI AG(B11LJN4)...................................   8,571      145,558
    TUI AG(5666292)...................................  17,393      294,294
    Tullett Prebon P.L.C..............................  22,204      106,918
*   Tullow Oil P.L.C..................................  16,836       41,728
    U & I Group P.L.C.................................   8,612       25,911
    UBM P.L.C.........................................  32,779      245,213
    UDG Healthcare P.L.C..............................  24,106      180,194
    Unilever P.L.C....................................   3,266      143,589
    Unilever P.L.C. Sponsored ADR.....................  13,942      617,212
    UNITE Group P.L.C. (The)..........................  20,206      185,821
    United Utilities Group P.L.C......................  25,600      350,250
    UTV Media P.L.C...................................   3,863        9,688
*   Vectura Group P.L.C...............................  12,906       30,998
    Vedanta Resources P.L.C...........................   7,796       27,337
    Vesuvius P.L.C....................................  18,094       78,242
    Victrex P.L.C.....................................  10,290      228,433
    Vitec Group P.L.C. (The)..........................     435        3,466
    Vodafone Group P.L.C.............................. 504,139    1,620,478
    Weir Group P.L.C. (The)...........................  11,310      140,034
    WH Smith P.L.C....................................   9,488      250,367
    Whitbread P.L.C...................................   5,259      301,395
*   Wincanton P.L.C...................................   8,819       21,142
    WM Morrison Supermarkets P.L.C.................... 281,675      704,577
    Wolseley P.L.C....................................   9,044      448,633
    WPP P.L.C.........................................  34,825      757,356
    WS Atkins P.L.C...................................   8,405      173,591
    Xaar P.L.C........................................   1,394        9,542
    Xchanging P.L.C...................................  14,556       39,332
    XP Power, Ltd.....................................       9          196
    Zoopla Property Group P.L.C.......................   4,172       12,775
                                                               ------------
TOTAL UNITED KINGDOM..................................           77,397,897
                                                               ------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C.........................   5,491      139,898
    Equinix, Inc......................................     672      208,734
    STERIS P.L.C......................................   2,551      176,721
                                                               ------------
TOTAL UNITED STATES...................................              525,353
                                                               ------------
TOTAL COMMON STOCKS...................................          415,313,549
                                                               ------------
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Bayerische Motoren Werke AG.......................   1,564      107,686
    Draegerwerk AG & Co. KGaA.........................     355       23,703
    Fuchs Petrolub SE.................................   3,754      153,962
    Henkel AG & Co. KGaA..............................   1,404      149,177
    Jungheinrich AG...................................   2,066      164,871
    STO SE & Co. KGaA.................................     292       32,070

                                     1378

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
      Villeroy & Boch AG................................     1,064 $     14,044
                                                                   ------------
TOTAL GERMANY...........................................                645,513
                                                                   ------------
TOTAL PREFERRED STOCKS..................................                645,513
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     GCL New Energy Holdings, Ltd. Rights 01/27/16.....    99,000           --
*     Hanison Construction Holdings, Ltd. Rights
        02/05/16........................................     8,855           62
*     International Standard Resources Holdings, Ltd.
        Warrants 11/30/16...............................   100,000          424
*     Lai Sun Development Co., Ltd. Rights 01/29/16.....   665,500           --
                                                                   ------------
TOTAL HONG KONG.........................................                    486
                                                                   ------------
ITALY -- (0.0%)
#*    Saipem SpA Rights 02/11/16........................     9,560       30,033
                                                                   ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 01/29/16.................................    11,933        5,300
*     Iberdrola SA Rights 02/01/16......................   164,150       22,932
                                                                   ------------
TOTAL SPAIN.............................................                 28,232
                                                                   ------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.............        10           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 58,751
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            416,017,813
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@  DFA Short Term Investment Fund.................... 2,197,537   25,425,508
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $494,918,089)^^.................................           $441,443,321
                                                                   ============


                                     1379

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $    27,068 $ 25,764,905   --    $ 25,791,973
     Austria....................          --    2,579,103   --       2,579,103
     Belgium....................      71,513    5,812,030   --       5,883,543
     Canada.....................  36,433,583           --   --      36,433,583
     China......................          --       33,214   --          33,214
     Denmark....................          --    6,496,460   --       6,496,460
     Finland....................          --    6,885,420   --       6,885,420
     France.....................     126,155   32,364,360   --      32,490,515
     Germany....................     900,070   25,255,689   --      26,155,759
     Hong Kong..................         210   10,868,864   --      10,869,074
     Ireland....................     570,139    1,720,673   --       2,290,812
     Israel.....................     273,817    2,023,726   --       2,297,543
     Italy......................     391,190   12,689,016   --      13,080,206
     Japan......................      78,507   94,134,211   --      94,212,718
     Netherlands................   1,165,856    9,824,550   --      10,990,406
     New Zealand................          --    1,902,350   --       1,902,350
     Norway.....................      59,742    3,622,248   --       3,681,990
     Portugal...................          --    1,728,846   --       1,728,846
     Singapore..................          --    5,224,863   --       5,224,863
     Spain......................      37,486   12,511,269   --      12,548,755
     Sweden.....................          --   12,637,042   --      12,637,042
     Switzerland................   1,765,307   21,410,817   --      23,176,124
     United Kingdom.............  17,021,391   60,376,506   --      77,397,897
     United States..............     525,353           --   --         525,353
  Preferred Stocks
     Germany....................          --      645,513   --         645,513
  Rights/Warrants
     Hong Kong..................          --          486   --             486
     Italy......................          --       30,033   --          30,033
     Spain......................          --       28,232   --          28,232
     Switzerland................          --           --   --              --
  Securities Lending Collateral.          --   25,425,508   --      25,425,508
                                 ----------- ------------   --    ------------
  TOTAL......................... $59,447,387 $384,995,934   --    $441,443,321
                                 =========== ============   ==    ============

                                     1380

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (92.9%)

BRAZIL -- (5.1%)
    AES Tiete Energia SA.............................. 112,101 $  367,990
    Aliansce Shopping Centers SA......................  56,891    149,394
    Alupar Investimento SA............................  48,956    151,566
    Arezzo Industria e Comercio SA....................  32,028    152,531
*   B2W Cia Digital...................................  61,521    204,631
    Banco Bradesco SA................................. 218,980  1,078,888
    Banco do Brasil SA................................ 387,582  1,351,314
    Banco Santander Brasil SA......................... 103,484    339,725
    BB Seguridade Participacoes SA.................... 199,400  1,157,371
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 462,410  1,193,751
    BR Malls Participacoes SA......................... 264,052    787,327
*   Brasil Brokers Participacoes SA...................  95,800     33,784
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.......................................  11,000     26,131
#   Braskem SA Sponsored ADR..........................  64,833    777,348
    BRF SA............................................ 205,074  2,475,442
    BRF SA ADR........................................  52,139    632,446
    CCR SA............................................ 421,203  1,351,159
*   Centrais Eletricas Brasileiras SA................. 105,282    153,743
    Centrais Eletricas Brasileiras SA ADR.............  17,139     43,190
    CETIP SA - Mercados Organizados................... 144,246  1,383,716
#   Cia Brasileira de Distribuicao ADR................  19,886    189,911
    Cia de Saneamento Basico do Estado de Sao Paulo... 100,736 538,898 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................  37,154    197,288
    Cia de Saneamento de Minas Gerais-COPASA..........  33,700    108,587
    Cia Energetica de Minas Gerais....................  22,409     32,571
    Cia Hering........................................ 111,348    360,971
    Cia Paranaense de Energia.........................  10,700     38,673
    Cia Paranaense de Energia Sponsored ADR...........  12,235     67,170
    Cia Siderurgica Nacional SA.......................  73,600     65,764
#   Cia Siderurgica Nacional SA Sponsored ADR......... 411,608    316,938
    Cielo SA.......................................... 233,883  1,989,654
    Cosan Logistica SA................................  21,528      2,802
    Cosan SA Industria e Comercio.....................  56,472    356,175
*   CPFL Energia SA................................... 108,073    439,222
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes................................... 177,500    317,850
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes...................................   2,400      5,267
    Direcional Engenharia SA..........................  40,100     33,134
    Duratex SA........................................ 209,226    277,795
    EcoRodovias Infraestrutura e Logistica SA......... 124,736    124,796
    EDP - Energias do Brasil SA....................... 156,013    474,104
    Embraer SA ADR....................................  72,322  2,081,427
    Equatorial Energia SA.............................  91,663    830,542
    Estacio Participacoes SA.......................... 192,879    565,952
    Eternit SA........................................  66,332     30,368
    Even Construtora e Incorporadora SA............... 115,100    119,027
    Ez Tec Empreendimentos e Participacoes SA.........  37,866    117,098
    Fibria Celulose SA................................  63,100    695,302
    Fibria Celulose SA Sponsored ADR..................  39,736    439,083
    Fleury SA.........................................  38,500    140,752

                                     1381

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
BRAZIL -- (Continued)
*   Gafisa SA......................................... 189,100 $  111,524
*   Gafisa SA ADR.....................................  62,034     71,959
    Gerdau SA.........................................  59,500     38,738
    Gerdau SA Sponsored ADR........................... 388,350    353,399
    Gol Linhas Aereas Inteligentes SA ADR.............   7,500      4,125
    Grendene SA.......................................  52,300    199,645
    Guararapes Confeccoes SA..........................   5,306     53,591
    Helbor Empreendimentos SA.........................  80,190     30,079
*   Hypermarcas SA.................................... 114,561    642,465
    Iguatemi Empresa de Shopping Centers SA...........  53,704    271,272
*   International Meal Co Alimentacao SA..............  53,486     48,140
*   International Meal Co. Alimentacao SA.............  42,200     38,009
    Iochpe Maxion SA..................................  50,000    133,819
    Itau Unibanco Holding SA..........................  67,467    382,909
    JBS SA............................................ 459,288  1,244,274
*   JHSF Participacoes SA.............................   6,000      1,877
    JSL SA............................................  45,100     77,985
    Kepler Weber SA...................................   9,972     29,993
    Klabin SA......................................... 176,153    925,984
    Kroton Educacional SA............................. 599,470  1,278,712
    Light SA..........................................  57,398    116,722
    Linx SA...........................................  10,800    135,377
    Localiza Rent a Car SA............................ 101,996    560,169
*   Log-in Logistica Intermodal SA....................  29,700      6,185
    Lojas Americanas SA...............................  78,757    226,673
    Lojas Renner SA................................... 370,685  1,647,731
    LPS Brasil Consultoria de Imoveis SA..............  30,900     20,507
    M Dias Branco SA..................................  18,100    262,983
*   Magnesita Refratarios SA..........................  24,617     91,149
    Mahle-Metal Leve SA...............................  28,637    173,712
*   Marfrig Global Foods SA........................... 272,450    416,887
    Marisa Lojas SA...................................  20,771     22,987
*   Mills Estruturas e Servicos de Engenharia SA......  69,900     43,582
*   Minerva SA........................................  82,845    254,855
    MRV Engenharia e Participacoes SA................. 245,054    562,293
    Multiplan Empreendimentos Imobiliarios SA.........  20,992    218,017
    Multiplus SA......................................  32,500    257,656
    Natura Cosmeticos SA..............................  90,900    510,027
    Odontoprev SA..................................... 178,732    451,582
*   Oi SA.............................................  61,325     33,665
*   Oi SA ADR(670851302)..............................     199        116
*   Paranapanema SA................................... 103,114     49,036
*   PDG Realty SA Empreendimentos e Participacoes.....  10,665      5,398
*   Petroleo Brasileiro SA............................ 340,700    595,218
#*  Petroleo Brasileiro SA Sponsored ADR.............. 218,298    757,494
    Porto Seguro SA...................................  55,440    363,240
    Portobello SA.....................................  16,200      7,054
    QGEP Participacoes SA.............................  69,500     72,670
    Qualicorp SA...................................... 173,133    585,428
    Raia Drogasil SA..................................  74,814    777,283
*   Restoque Comercio e Confeccoes de Roupas SA.......  48,200     28,510

                                     1382

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
BRAZIL -- (Continued)
    Rodobens Negocios Imobiliarios SA.................      8,300 $     9,030
*   Rumo Logistica Operadora Multimodal SA............     65,624      31,143
    Santos Brasil Participacoes SA....................     29,800      88,886
    Sao Martinho SA...................................     34,884     417,583
    SLC Agricola SA...................................     41,300     169,270
    Smiles SA.........................................     30,600     218,316
    Sonae Sierra Brasil SA............................     13,700      51,842
*   Springs Global Participacoes SA...................      5,385       3,218
    Sul America SA....................................    159,847     723,604
    Technos SA........................................     11,755       9,086
    Tecnisa SA........................................     90,200      52,852
    Tegma Gestao Logistica............................     16,397      13,428
    Telefonica Brasil SA ADR..........................      9,305      81,140
*   Tereos Internacional SA...........................        216       2,893
    Tim Participacoes SA..............................    220,732     353,046
    Tim Participacoes SA ADR..........................     24,081     190,481
    Totvs SA..........................................    102,948     835,226
    TPI - Triunfo Participacoes e Investimentos SA....     12,300      13,967
    Tractebel Energia SA..............................     50,549     429,048
    Transmissora Alianca de Energia Eletrica SA.......    141,568     616,471
    Ultrapar Participacoes SA.........................    137,884   2,053,536
    Ultrapar Participacoes SA Sponsored ADR...........     18,730     280,014
    Usinas Siderurgicas de Minas Gerais SA............     20,600      16,472
    Vale SA...........................................    128,900     315,315
#   Vale SA Sponsored ADR.............................    104,614     256,304
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................     58,737     586,352
*   Vanguarda Agro SA.................................      2,410       3,756
    WEG SA............................................    168,563     652,240
                                                                  -----------
TOTAL BRAZIL..........................................             48,435,792
                                                                  -----------
CHILE -- (1.6%)
    AES Gener SA......................................    979,279     429,749
    Aguas Andinas SA Class A..........................  1,098,530     551,308
#   Banco de Chile ADR................................     10,958     684,424
    Banco de Credito e Inversiones....................     14,472     558,527
    Banco Santander Chile ADR.........................     52,092     900,671
    Banmedica SA......................................     75,213     104,108
    Besalco SA........................................     75,179      23,175
    CAP SA............................................     53,402     110,105
    Cencosud SA.......................................    273,545     558,632
    Cencosud SA ADR...................................      9,745      61,394
*   Cia Sud Americana de Vapores SA...................  3,009,677      57,020
    Colbun SA.........................................  2,819,902     715,149
    Corpbanca SA...................................... 80,762,123     612,872
    Corpbanca SA ADR..................................      4,431      51,178
    E.CL SA...........................................    289,752     400,274
    Embotelladora Andina SA Class B ADR...............     12,124     204,047
    Empresa Nacional de Electricidad SA...............     19,665      25,614
    Empresa Nacional de Electricidad SA Sponsored ADR.     30,083   1,167,220

                                     1383

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CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHILE -- (Continued)
    Empresa Nacional de Telecomunicaciones SA.........     72,698 $   711,701
*   Empresas AquaChile SA.............................     68,763      19,072
    Empresas CMPC SA..................................    421,776     957,122
    Empresas COPEC SA.................................     65,487     564,436
    Empresas Hites SA.................................     72,367      22,510
*   Empresas La Polar SA..............................    973,306      46,449
    Enersis SA........................................    405,985      96,777
    Enersis SA Sponsored ADR..........................    167,299   1,972,455
    Forus SA..........................................     39,901      88,678
    Gasco SA..........................................      9,193      65,559
    Grupo Security SA.................................    194,242      51,713
    Inversiones Aguas Metropolitanas SA...............    320,527     435,705
    Inversiones La Construccion SA....................     16,490     164,258
*   Latam Airlines Group SA...........................     21,221      83,721
#*  Latam Airlines Group SA Sponsored ADR.............     76,071     389,484
    Masisa SA.........................................    769,822      17,539
*   Molibdenos y Metales SA...........................      4,602      26,134
    Multiexport Foods SA..............................    117,053      14,229
    Parque Arauco SA..................................    321,155     500,232
    PAZ Corp. SA......................................     93,709      48,629
    Ripley Corp. SA...................................    551,409     217,918
    SACI Falabella....................................     66,772     440,359
    Salfacorp SA......................................    124,641      62,213
    Sigdo Koppers SA..................................    111,976     128,833
    Sociedad Matriz SAAM SA...........................  1,816,261     113,133
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     27,234     442,008
    Socovesa SA.......................................    139,493      22,079
    Sonda SA..........................................    250,240     395,683
*   Tech Pack SA......................................     11,501       3,303
                                                                  -----------
TOTAL CHILE...........................................             15,317,399
                                                                  -----------
CHINA -- (13.4%)
    361 Degrees International, Ltd....................    274,000      90,140
    AAC Technologies Holdings, Inc....................    160,000   1,026,199
#   Agile Property Holdings, Ltd......................    656,749     317,231
    Agricultural Bank of China, Ltd. Class H..........  3,329,000   1,196,954
    Air China, Ltd. Class H...........................    268,000     173,890
    Ajisen China Holdings, Ltd........................    161,000      65,154
#*  Alibaba Health Information Technology, Ltd........    178,000      90,266
*   Alibaba Pictures Group, Ltd.......................    920,000     186,805
*   Aluminum Corp. of China, Ltd. ADR.................      8,700      65,511
#*  Aluminum Corp. of China, Ltd. Class H.............    142,000      43,340
    AMVIG Holdings, Ltd...............................     98,000      37,840
#   Angang Steel Co., Ltd. Class H....................    282,000     123,768
#   Anhui Conch Cement Co., Ltd. Class H..............    117,000     229,408
    Anhui Expressway Co., Ltd. Class H................    172,000     136,432
    Anta Sports Products, Ltd.........................    200,000     483,998
*   Anxin-China Holdings, Ltd.........................    784,000       7,275
#   Asia Cement China Holdings Corp...................    158,000      32,531
    AVIC International Holdings, Ltd. Class H.........    100,000      45,139
    Bank of China, Ltd. Class H....................... 10,148,356   3,973,800
    Bank of Communications Co., Ltd. Class H..........    811,580     496,183
#   Baoxin Auto Group, Ltd............................    217,500     124,486

                                     1384

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CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
    Baoye Group Co., Ltd. Class H.....................    100,000 $   60,087
    BBMG Corp. Class H................................    245,141    138,078
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................    178,000    161,710
    Beijing Capital Land, Ltd. Class H................    376,000    140,988
#   Beijing Enterprises Water Group, Ltd..............    374,000    187,115
#   Beijing Jingneng Clean Energy Co., Ltd. Class H...    346,000    102,125
    Beijing North Star Co., Ltd. Class H..............    224,000     63,598
    Belle International Holdings, Ltd.................  1,266,000    851,343
#   Biostime International Holdings, Ltd..............     78,500    228,932
#   Bloomage Biotechnology Corp., Ltd.................     50,000    114,567
#   Boer Power Holdings, Ltd..........................     96,000    169,065
#   Bolina Holding Co., Ltd...........................    108,000     25,575
#   Bosideng International Holdings, Ltd..............  1,098,000     86,440
    Brilliance China Automotive Holdings, Ltd.........    314,000    302,744
*   BYD Electronic International Co., Ltd.............    287,500    121,908
    C C Land Holdings, Ltd............................    505,125    157,516
    Cabbeen Fashion, Ltd..............................     64,000     31,710
    Carrianna Group Holdings Co., Ltd.................    102,000      9,789
    CECEP COSTIN New Materials Group, Ltd.............    186,000     14,901
    Central China Real Estate, Ltd....................    181,194     33,080
#   Changshouhua Food Co., Ltd........................    110,000     49,731
#*  Chaoda Modern Agriculture Holdings, Ltd...........    600,243     14,613
#*  Chaowei Power Holdings, Ltd.......................     98,000     58,286
*   Chia Tai Enterprises International, Ltd...........     10,620      2,653
*   Chigo Holding, Ltd................................  1,680,000     21,107
#   China Aerospace International Holdings, Ltd.......    764,000     87,333
#*  China Agri-Industries Holdings, Ltd...............    876,800    238,044
    China All Access Holdings, Ltd....................    266,000     91,368
    China Aoyuan Property Group, Ltd..................    385,000     71,082
*   China Automation Group, Ltd.......................    134,000     13,683
    China BlueChemical, Ltd. Class H..................    637,143    133,906
    China Child Care Corp., Ltd.......................    112,000      8,963
*   China CITIC Bank Corp., Ltd. Class H..............  1,117,000    652,651
#   China Coal Energy Co., Ltd. Class H...............    578,000    197,963
    China Communications Services Corp., Ltd. Class H.    980,800    381,169
    China Construction Bank Corp. Class H............. 15,774,990  9,671,271
    China Culiangwang Beverages Holdings, Ltd.........    119,720      2,108
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................    641,000     73,068
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................    197,000     33,739
*   China Dynamics Holdings, Ltd......................    600,000     20,344
#*  China Eastern Airlines Corp., Ltd. Class H........    302,000    147,844
    China Everbright Bank Co., Ltd. Class H...........    479,000    226,266
    China Everbright International, Ltd...............    524,000    556,558
*   China Fiber Optic Network System Group, Ltd.......    396,000     24,921
#*  China Foods, Ltd..................................    234,000     75,294
    China Galaxy Securities Co., Ltd. Class H.........    674,500    497,207
#   China Gas Holdings, Ltd...........................    268,000    342,381
*   China Glass Holdings, Ltd.........................    200,000     21,074
*   China High Precision Automation Group, Ltd........     73,000      2,146
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................    319,993    245,186
#   China Hongqiao Group, Ltd.........................    488,000    266,763
*   China Household Holdings, Ltd.....................    550,000      6,160
*   China Huiyuan Juice Group, Ltd....................    251,000     91,897

                                     1385

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CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    China International Marine Containers Group Co.,
      Ltd. Class H....................................    50,600 $   79,877
*   China ITS Holdings Co., Ltd.......................   164,000     12,551
    China Jinmao Holdings Group, Ltd.................. 1,425,120    374,840
    China Lesso Group Holdings, Ltd...................   285,000    156,948
    China Life Insurance Co., Ltd. ADR................    57,804    699,428
    China Life Insurance Co., Ltd. Class H............    61,000    148,208
    China Lilang, Ltd.................................   135,000     77,710
    China Longevity Group Co., Ltd....................    30,000        991
    China Longyuan Power Group Corp., Ltd. Class H....   556,000    332,217
#*  China Lumena New Materials Corp...................   936,000         --
    China Medical System Holdings, Ltd................   278,000    327,179
    China Mengniu Dairy Co., Ltd......................   285,000    398,343
    China Merchants Bank Co., Ltd. Class H............   615,598  1,196,644
    China Merchants Holdings International Co., Ltd...   263,801    728,123
#   China Merchants Land, Ltd.........................   406,000     57,041
#*  China Metal Recycling Holdings, Ltd...............   130,581     29,671
    China Minsheng Banking Corp., Ltd. Class H........   873,600    776,433
    China Mobile, Ltd.................................    70,500    777,095
    China Mobile, Ltd. Sponsored ADR..................   155,765  8,493,865
#   China Modern Dairy Holdings, Ltd..................   614,000    112,612
#   China Molybdenum Co., Ltd. Class H................   363,000     53,548
    China National Materials Co., Ltd. Class H........   395,000     68,780
*   China New Town Development Co., Ltd...............   416,254     12,922
#*  China Oil & Gas Group, Ltd........................ 2,090,000    120,468
#   China Oilfield Services, Ltd. Class H.............   360,000    261,842
#   China Overseas Grand Oceans Group, Ltd............   327,500    111,860
    China Overseas Land & Investment, Ltd.............   814,000  2,383,495
*   China Overseas Property Holdings, Ltd.............   292,000     35,268
    China Pacific Insurance Group Co., Ltd. Class H...   212,200    751,522
    China Pioneer Pharma Holdings, Ltd................   119,000     27,980
    China Power International Development, Ltd........   829,000    370,258
#   China Power New Energy Development Co., Ltd....... 1,500,000    115,009
#*  China Precious Metal Resources Holdings Co., Ltd.. 1,426,000     47,109
*   China Properties Group, Ltd.......................   128,000     22,837
    China Railway Construction Corp., Ltd. Class H....   304,000    306,091
    China Railway Group, Ltd. Class H.................   258,000    188,325
*   China Rare Earth Holdings, Ltd....................   771,200     45,529
    China Resources Cement Holdings, Ltd..............   698,000    169,101
    China Resources Gas Group, Ltd....................   188,000    472,548
    China Resources Land, Ltd.........................   440,222  1,091,404
    China Resources Power Holdings Co., Ltd...........   343,903    587,681
#*  China Sanjiang Fine Chemicals Co., Ltd............   181,000     17,381
    China SCE Property Holdings, Ltd..................   369,600     79,539
#*  China Shanshui Cement Group, Ltd..................   660,790    175,795
    China Shenhua Energy Co., Ltd. Class H............   301,384    455,845
    China Shineway Pharmaceutical Group, Ltd..........   100,000    114,791
#   China Shipping Development Co., Ltd. Class H......   357,654    225,562
    China Singyes Solar Technologies Holdings, Ltd....   175,000     83,601
#   China South City Holdings, Ltd....................   842,000    158,755
#   China Southern Airlines Co., Ltd. Class H.........   228,000    138,556
    China Southern Airlines Co., Ltd. Sponsored ADR... 6,230 186,651 China State Construction International Holdings,
      Ltd.............................................   235,919    380,982
#   China Suntien Green Energy Corp., Ltd. Class H....   647,000     72,918

                                     1386

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd..............   134,000 $    3,487
*   China Taiping Insurance Holdings Co., Ltd.........   184,212    390,793
    China Telecom Corp., Ltd. ADR.....................    16,786    786,256
    China Telecom Corp., Ltd. Class H.................    86,000     40,562
#*  China Tian Lun Gas Holdings, Ltd..................    79,500     61,274
    China Tianyi Holdings, Ltd........................   108,000     16,656
    China Travel International Investment Hong Kong,
      Ltd.............................................   388,000    132,096
    China Unicom Hong Kong, Ltd....................... 1,390,000  1,545,395
    China Unicom Hong Kong, Ltd. ADR..................    98,464  1,091,966
*   China Vanadium Titano - Magnetite Mining Co., Ltd.   249,000      7,446
    China Vanke Co., Ltd. Class H.....................   282,400    649,062
    China Water Affairs Group, Ltd....................   266,000    113,377
#*  China Water Industry Group, Ltd...................   216,000     40,205
#   China Yongda Automobiles Services Holdings, Ltd...   112,500     69,436
#*  China Yurun Food Group, Ltd.......................   581,000     79,870
    China ZhengTong Auto Services Holdings, Ltd.......   293,500    108,507
#   China Zhongwang Holdings, Ltd.....................   659,118    299,365
#*  Chinasoft International, Ltd......................   216,000     76,035
*   Chongqing Iron & Steel Co., Ltd. Class H..........    72,000      9,042
    Chongqing Machinery & Electric Co., Ltd. Class H..   476,000     51,371
#   Chongqing Rural Commercial Bank Co., Ltd. Class H.   764,000    387,081
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................    92,000     12,290
#   CIMC Enric Holdings, Ltd..........................   138,000     69,554
*   CITIC Dameng Holdings, Ltd........................    40,000      1,823
#*  CITIC Resources Holdings, Ltd..................... 1,074,000     82,288
    CITIC Securities Co., Ltd. Class H................   325,000    633,146
    CITIC, Ltd........................................   954,433  1,355,802
#*  Citychamp Watch & Jewellery Group, Ltd............   700,000    102,495
    Clear Media, Ltd..................................    22,000     19,166
    CNOOC, Ltd........................................   866,000    886,014
#   CNOOC, Ltd. Sponsored ADR.........................    38,445  3,904,859
#   Comba Telecom Systems Holdings, Ltd...............   443,796     67,641
*   Comtec Solar Systems Group, Ltd...................   278,000     20,556
#   Concord New Energy Group, Ltd..................... 1,314,648     57,943
*   Coolpad Group, Ltd................................   880,000    134,619
    COSCO Pacific, Ltd................................   485,051    549,927
*   Coslight Technology International Group Co., Ltd..    52,000     17,476
    Country Garden Holdings Co., Ltd.................. 1,556,000    599,043
    CP Pokphand Co., Ltd.............................. 1,498,000    124,404
    CPMC Holdings, Ltd................................   201,000    102,214
    CSPC Pharmaceutical Group, Ltd....................   538,000    453,605
*   DaChan Food Asia, Ltd.............................    57,000      5,414
#   Dah Chong Hong Holdings, Ltd......................   370,000    140,722
#   Dalian Port PDA Co., Ltd. Class H.................   116,000     47,045
#*  Daphne International Holdings, Ltd................   418,000     56,817
    Datang International Power Generation Co., Ltd.
      Class H.........................................   546,000    144,451
    Dawnrays Pharmaceutical Holdings, Ltd.............   124,000     83,461
#*  DBA Telecommunication Asia Holdings, Ltd..........   112,000        944
    Digital China Holdings, Ltd.......................   305,000    317,380
#   Dongfang Electric Corp., Ltd. Class H.............    66,000     53,559
    Dongyue Group, Ltd................................   418,000     80,545
    Embry Holdings, Ltd...............................    14,000      6,862
#   ENN Energy Holdings, Ltd..........................   174,000    787,969

                                     1387

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CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
    EVA Precision Industrial Holdings, Ltd............    342,000 $   49,094
#   Evergrande Real Estate Group, Ltd.................  2,202,000  1,473,731
    Fantasia Holdings Group Co., Ltd..................    615,000     66,457
    Far East Horizon, Ltd.............................    195,000    150,500
    First Tractor Co., Ltd. Class H...................     68,000     36,169
#   Fosun International, Ltd..........................    215,455    284,899
#   Fufeng Group, Ltd.................................    384,400    123,562
#   GCL-Poly Energy Holdings, Ltd.....................  4,307,000    555,440
#   Geely Automobile Holdings, Ltd....................  1,155,000    494,222
*   Global Bio-Chem Technology Group Co., Ltd.........    482,800     10,657
*   Glorious Property Holdings, Ltd...................    918,000     96,035
#   Golden Eagle Retail Group, Ltd....................    169,000    187,965
#*  Goldin Properties Holdings, Ltd...................     94,000     64,947
    Goldlion Holdings, Ltd............................     61,152     22,688
    Goldpac Group, Ltd................................     53,000     15,891
    GOME Electrical Appliances Holding, Ltd...........  4,139,940    580,305
    Good Friend International Holdings, Inc...........     22,000      5,155
#*  Goodbaby International Holdings, Ltd..............    170,000     72,490
    Greatview Aseptic Packaging Co., Ltd..............    169,000     70,917
#*  Greenland Hong Kong Holdings, Ltd.................    241,000     67,242
*   Greentown China Holdings, Ltd.....................    258,000    193,902
    Guangdong Investment, Ltd.........................    580,000    741,325
*   Guangdong Land Holdings, Ltd......................    142,000     34,640
#   Guangshen Railway Co., Ltd. Class H...............    150,000     64,023
    Guangshen Railway Co., Ltd. Sponsored ADR.........      6,762    142,813
    Guangzhou Automobile Group Co., Ltd. Class H......    139,740    117,985
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H....................................     20,000     44,438
#   Guangzhou R&F Properties Co., Ltd. Class H........    360,400    389,952
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................    235,000     16,485
    Haier Electronics Group Co., Ltd..................    271,000    478,417
    Haitian International Holdings, Ltd...............    117,000    140,936
    Haitong Securities Co., Ltd. Class H..............    440,000    671,220
#*  Hanergy Thin Film Power Group, Ltd................  1,016,000     27,798
    Hengan International Group Co., Ltd...............    121,500  1,091,533
    Hengdeli Holdings, Ltd............................    967,200    105,022
*   Hidili Industry International Development, Ltd....    374,000      7,010
#   Hilong Holding, Ltd...............................    351,000     43,989
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.........................................     53,000     20,721
*   HKC Holdings, Ltd.................................  1,068,098     17,588
    HNA Infrastructure Co., Ltd. Class H..............     65,000     74,787
#*  Honghua Group, Ltd................................    834,000     38,638
#   Hopewell Highway Infrastructure, Ltd..............    267,972    123,397
#*  Hopson Development Holdings, Ltd..................    251,000    233,497
#   HOSA International, Ltd...........................     48,000     15,857
    Huadian Power International Corp., Ltd. Class H...    336,000    201,296
    Huaneng Power International, Inc. Class H.........    254,000    207,992
    Huaneng Power International, Inc. Sponsored ADR...      6,108    201,808
    Huaneng Renewables Corp., Ltd. Class H............  1,194,000    258,034
#   Huishang Bank Corp., Ltd. Class H.................    132,000     59,206
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 14,820,017  7,712,942
    Inspur International, Ltd.........................     45,000      7,521
#   Intime Retail Group Co., Ltd......................    269,000    205,806
    Jiangnan Group, Ltd...............................    460,000     68,530

                                     1388

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
#   Jiangsu Expressway Co., Ltd. Class H..............   270,000 $  325,220
    Jiangxi Copper Co., Ltd. Class H..................   306,000    311,643
    Ju Teng International Holdings, Ltd...............   316,000    125,048
*   Kai Yuan Holdings, Ltd............................ 1,320,000     10,600
#*  Kaisa Group Holdings, Ltd.........................   662,000     24,886
    Kingboard Chemical Holdings, Ltd..................   259,400    398,889
    Kingboard Laminates Holdings, Ltd.................   302,473    122,090
#   Kingdee International Software Group Co., Ltd.....   316,000    110,983
    Kunlun Energy Co., Ltd............................ 1,122,000    846,557
    KWG Property Holding, Ltd.........................   464,330    298,563
#*  Labixiaoxin Snacks Group, Ltd.....................    73,000      7,452
    Lai Fung Holdings, Ltd............................ 1,735,000     27,422
    Le Saunda Holdings, Ltd...........................    92,400     18,599
    Lee & Man Chemical Co., Ltd.......................    28,000      6,739
    Lee & Man Paper Manufacturing, Ltd................   428,000    242,555
#   Lee's Pharmaceutical Holdings, Ltd................    14,000     12,947
    Lenovo Group, Ltd................................. 1,836,000  1,640,878
    Leoch International Technology, Ltd...............   148,000     11,068
#*  Lianhua Supermarket Holdings Co., Ltd. Class H....   163,200     53,343
    Logan Property Holdings Co., Ltd..................   154,000     46,252
    Longfor Properties Co., Ltd.......................   368,000    471,569
    Lonking Holdings, Ltd.............................   817,000    105,805
#*  Loudong General Nice Resources China Holdings,
      Ltd.............................................   399,600     34,127
#*  Maanshan Iron & Steel Co., Ltd. Class H...........   464,000     85,855
    Maoye International Holdings, Ltd.................   441,000     47,923
    Metallurgical Corp. of China, Ltd. Class H........   391,000     91,347
#*  Microport Scientific Corp.........................    77,000     36,477
*   MIE Holdings Corp.................................   306,000     32,680
    MIN XIN Holdings, Ltd.............................    66,000     58,845
#*  Mingfa Group International Co., Ltd...............   374,000     91,590
    Minmetals Land, Ltd...............................   347,644     32,961
    Minth Group, Ltd..................................    96,000    175,737
#*  MMG, Ltd..........................................   592,000    108,984
    MOBI Development Co., Ltd.........................   100,000     14,292
    Nature Home Holding Co., Ltd......................    19,000      2,359
#   NetDragon Websoft, Inc............................    30,500     78,293
    New China Life Insurance Co., Ltd. Class H........    87,400    300,495
    New World China Land, Ltd.........................   677,189    658,377
    New World Department Store China, Ltd.............   120,000     16,158
    Nine Dragons Paper Holdings, Ltd..................   601,000    379,777
#*  North Mining Shares Co., Ltd...................... 1,710,000     20,359
*   NVC Lighting Holdings, Ltd........................   403,000     42,695
*   O-Net Technologies Group, Ltd.....................    65,000     16,181
    Overseas Chinese Town Asia Holdings, Ltd..........   154,000     56,728
#   Pacific Online, Ltd...............................   219,000     57,805
#   Parkson Retail Group, Ltd.........................   467,000     53,827
#   PAX Global Technology, Ltd........................    82,000     83,229
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.........................................   635,000    254,716
#   Phoenix Healthcare Group Co., Ltd.................    43,500     37,968
    Phoenix Satellite Television Holdings, Ltd........   372,000     74,475
    PICC Property & Casualty Co., Ltd. Class H........   778,388  1,331,475
    Ping An Insurance Group Co. of China, Ltd. Class H   791,500  3,596,267
#   Poly Property Group Co., Ltd......................   809,111    221,260

                                     1389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
#*  Pou Sheng International Holdings, Ltd.............   364,687 $ 64,156
    Powerlong Real Estate Holdings, Ltd...............   391,000   70,047
*   Prosperity International Holdings HK, Ltd.........   700,000   19,021
*   Qunxing Paper Holdings Co., Ltd...................   124,416    6,044
#   Real Nutriceutical Group, Ltd.....................   341,000   31,322
#*  Renhe Commercial Holdings Co., Ltd................ 6,321,854  262,413
    Road King Infrastructure, Ltd.....................    98,000   78,457
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   344,000   69,670
*   Scud Group, Ltd...................................   206,000    5,163
*   Semiconductor Manufacturing International Corp.... 5,259,000  463,471
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    35,721  153,958
    Shandong Chenming Paper Holdings, Ltd. Class H....   173,500  111,046
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................   228,000  147,016
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    39,500   95,064
    Shanghai Industrial Urban Development Group, Ltd.. 636,000 111,654 Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................   260,000   96,488
    Shanghai Prime Machinery Co., Ltd. Class H........   194,000   24,891
*   Shanghai Zendai Property, Ltd.....................   205,000    4,843
*   Shengli Oil & Gas Pipe Holdings, Ltd..............   144,000    5,640
    Shenguan Holdings Group, Ltd......................   550,000   60,552
    Shenzhen Expressway Co., Ltd. Class H.............   214,000  170,715
#   Shenzhen International Holdings, Ltd..............   288,887  453,893
    Shenzhen Investment, Ltd.......................... 1,088,961  420,946
    Shenzhou International Group Holdings, Ltd........    95,000  510,625
    Shimao Property Holdings, Ltd.....................   553,856  786,636
*   Shougang Concord International Enterprises Co.,
      Ltd............................................. 1,692,000   43,953
#   Shougang Fushan Resources Group, Ltd.............. 1,016,000  110,587
#   Shui On Land, Ltd................................. 1,323,021  322,630
*   Shunfeng International Clean Energy, Ltd..........   438,000   63,358
#   Sichuan Expressway Co., Ltd. Class H..............   284,000   83,977
    Sino Biopharmaceutical, Ltd.......................   786,000  540,600
*   Sino Oil And Gas Holdings, Ltd.................... 4,120,000  101,575
    Sino-Ocean Land Holdings, Ltd.....................   975,503  494,593
    Sinofert Holdings, Ltd............................   996,000  134,364
#   SinoMedia Holding, Ltd............................   118,644   30,462
#*  Sinopec Oilfield Service Corp. Class H............   236,000   52,219
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H..   290,000  117,968
    Sinopharm Group Co., Ltd. Class H.................   208,400  740,258
#   Sinosoft Technology Group, Ltd....................    78,000   36,048
    Sinotrans Shipping, Ltd...........................   454,173   71,286
    Sinotrans, Ltd. Class H...........................   418,000  191,742
    Sinotruk Hong Kong, Ltd...........................   263,500   87,495
#   SITC International Holdings Co., Ltd..............   228,000  105,529
    Skyworth Digital Holdings, Ltd....................   606,412  314,329
#   SMI Holdings Group, Ltd...........................   408,000   42,384
#   SOHO China, Ltd...................................   758,912  355,077
*   Solargiga Energy Holdings, Ltd....................   265,000    5,439
#*  Sparkle Roll Group, Ltd...........................   456,000   26,219
    Springland International Holdings, Ltd............   136,000   26,910
#*  SPT Energy Group, Inc.............................   270,000   21,329
*   SRE Group, Ltd.................................... 1,658,857   63,665
#   SSY Group, Ltd....................................   627,719  163,501
#   Sun Art Retail Group, Ltd.........................   566,500  318,125

                                     1390

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
#   Sunac China Holdings, Ltd.........................   686,000 $   428,233
#   Sunny Optical Technology Group Co., Ltd...........   182,000     390,139
    TCC International Holdings, Ltd...................   620,692      90,758
#   TCL Communication Technology Holdings, Ltd........   243,000     180,690
#   TCL Multimedia Technology Holdings, Ltd...........   140,000      75,225
#*  Technovator International, Ltd....................    76,000      34,541
    Tencent Holdings, Ltd.............................   636,200  11,952,093
#   Tenfu Cayman Holdings Co., Ltd....................    34,000      11,751
    Texhong Textile Group, Ltd........................   125,000      81,378
#   Tian An China Investment Co., Ltd.................    62,000      30,511
    Tian Shan Development Holdings, Ltd...............    36,000      14,595
    Tiangong International Co., Ltd...................   536,000      36,057
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H...............................    40,000      25,759
*   Tianjin Jinran Public Utilities Co., Ltd. Class H.    50,000       4,007
    Tianjin Port Development Holdings, Ltd............   744,000     103,506
*   Tianneng Power International, Ltd.................   154,000     115,550
    Tingyi Cayman Islands Holding Corp................   522,000     598,422
    Tomson Group, Ltd.................................    66,969      15,232
    Tong Ren Tang Technologies Co., Ltd. Class H......   119,000     183,334
#   Tongda Group Holdings, Ltd........................ 1,170,000     187,456
    Tonly Electronics Holdings, Ltd...................    22,200      11,637
#   Towngas China Co., Ltd............................   352,000     169,489
    TPV Technology, Ltd...............................   253,412      28,270
    Travelsky Technology, Ltd. Class H................   136,500     208,823
#   Trigiant Group, Ltd...............................   190,000      34,009
#   Truly International Holdings, Ltd.................   525,140     119,337
    Uni-President China Holdings, Ltd.................   224,966     145,679
*   United Energy Group, Ltd..........................   808,000      41,422
#   Universal Health International Group Holding, Ltd.   392,000      49,183
#   Want Want China Holdings, Ltd..................... 1,207,000     794,492
    Wasion Group Holdings, Ltd........................   110,000      68,259
#   Weichai Power Co., Ltd. Class H...................   195,560     187,647
    Weiqiao Textile Co. Class H.......................   223,500      99,868
    Welling Holding, Ltd..............................   388,800      63,275
#   West China Cement, Ltd............................   636,000     131,136
#   Wisdom Sports Group...............................   124,000      66,637
#   Xiamen International Port Co., Ltd. Class H.......   360,000      63,737
    Xingda International Holdings, Ltd................   363,000      67,833
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    56,000      73,307
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.   236,000      19,887
    Xiwang Special Steel Co., Ltd.....................   160,000      20,663
    XTEP International Holdings, Ltd..................   128,000      57,365
*   Yanchang Petroleum International, Ltd............. 2,200,000      51,282
#   Yanzhou Coal Mining Co., Ltd. Class H.............   226,000      92,589
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......    17,888      71,552
    Yingde Gases Group Co., Ltd.......................   380,500     143,962
    Yip's Chemical Holdings, Ltd......................    88,000      25,079
    Youyuan International Holdings, Ltd...............    62,920      19,118
    Yuanda China Holdings, Ltd........................   334,000      13,439
    Yuexiu Property Co., Ltd.......................... 2,895,292     421,077
    Yuexiu Transport Infrastructure, Ltd..............   176,752     103,686
#   Yuzhou Properties Co., Ltd........................   453,200     105,192
#   Zall Development Group, Ltd.......................   621,000     123,390

                                     1391

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
CHINA -- (Continued)
#   Zhaojin Mining Industry Co., Ltd. Class H.........   289,500 $    165,024
    Zhejiang Expressway Co., Ltd. Class H.............   370,000      325,450
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.........................................    37,200       13,788
*   Zhong An Real Estate, Ltd.........................   245,000       23,183
#   Zhongsheng Group Holdings, Ltd....................   235,000      119,468
    Zhuzhou CSR Times Electric Co., Ltd. Class H......    79,250      409,429
#   Zijin Mining Group Co., Ltd. Class H..............   478,000      108,705
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H...............................   318,200       83,656
#   ZTE Corp. Class H.................................    71,520      130,343
                                                                 ------------
TOTAL CHINA...........................................            127,287,246
                                                                 ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA................................    56,848      236,224
    Banco de Bogota SA................................     6,775      115,170
    Bancolombia SA....................................    67,600      465,426
    Bancolombia SA Sponsored ADR......................    40,099    1,182,921
    Celsia SA ESP.....................................   115,849      107,820
    Cementos Argos SA.................................    74,090      221,198
*   Cemex Latam Holdings SA...........................    81,853      241,881
    Constructora Conconcreto SA.......................     2,809          924
    Corp. Financiera Colombiana SA(B000C92)...........    14,121      160,461
*   Corp. Financiera Colombiana SA(BYPK1V0)...........       363        3,844
    Ecopetrol SA...................................... 1,022,994      321,000
    Ecopetrol SA Sponsored ADR........................    47,013      302,764
    Empresa de Energia de Bogota SA ESP...............   339,656      171,768
    Empresa de Telecomunicaciones de Bogota...........   193,442       32,118
    Grupo Aval Acciones y Valores SA ADR..............     9,139       59,952
    Grupo de Inversiones Suramericana SA..............    29,249      318,999
    Grupo Nutresa SA..................................    46,178      331,159
    Interconexion Electrica SA ESP....................   130,809      293,299
    Isagen SA ESP.....................................   350,719      419,901
    Mineros SA........................................     5,269        3,162
                                                                 ------------
TOTAL COLOMBIA........................................              4,989,991
                                                                 ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................    63,342    1,053,403
    Komercni banka as.................................     2,603      547,388
    Pegas Nonwovens SA................................     4,854      136,541
*   Unipetrol A.S.....................................    17,641      111,822
                                                                 ------------
TOTAL CZECH REPUBLIC..................................              1,849,154
                                                                 ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR.......   196,694      764,380
*   Egyptian Financial Group-Hermes Holding Co. GDR...     1,061        1,705
*   Global Telecom Holding SAE GDR....................   128,853      147,021
                                                                 ------------
TOTAL EGYPT...........................................                913,106
                                                                 ------------
GREECE -- (0.3%)
    Aegean Airlines SA................................    14,009      113,496
*   Alpha Bank AE.....................................    11,944       24,224
    Athens Water Supply & Sewage Co. SA (The).........     9,282       47,018
    Bank of Greece....................................        93          949

                                     1392

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GREECE -- (Continued)
*   Ellaktor SA.......................................  37,044 $   47,800
    FF Group..........................................  11,777    184,989
*   Fourlis Holdings SA...............................  16,770     48,218
*   Frigoglass SAIC...................................   9,710     17,074
*   GEK Terna Holding Real Estate Construction SA.....  19,516     29,044
    Hellenic Exchanges - Athens Stock Exchange SA.....  17,189     84,249
*   Hellenic Petroleum SA.............................  13,422     56,693
    Hellenic Telecommunications Organization SA.......  74,208    646,122
*   Intracom Holdings SA..............................  23,370      8,642
*   JUMBO SA..........................................  30,650    325,546
*   Lamda Development SA..............................  10,911     44,902
*   Marfin Investment Group Holdings SA............... 371,966     28,815
    Metka SA..........................................  13,580    102,827
    Motor Oil Hellas Corinth Refineries SA............  20,574    221,677
    Mytilineos Holdings SA............................   9,396     32,693
*   National Bank of Greece SA........................  18,817      5,201
*   Piraeus Bank SA...................................   3,803        763
    Piraeus Port Authority SA.........................     988     14,486
    Public Power Corp. SA.............................  23,407     89,117
    Terna Energy SA...................................  15,305     35,847
    Titan Cement Co. SA...............................   9,067    174,840
                                                               ----------
TOTAL GREECE..........................................          2,385,232
                                                               ----------
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C...........................   6,863     18,635
*   Magyar Telekom Telecommunications P.L.C........... 232,203    320,542
    MOL Hungarian Oil & Gas P.L.C.....................  21,025  1,022,270
    OTP Bank P.L.C....................................  52,426  1,115,247
                                                               ----------
TOTAL HUNGARY.........................................          2,476,694
                                                               ----------
INDIA -- (11.4%)
*   3M India, Ltd.....................................     359     52,869
    Aarti Industries..................................  15,895    116,360
    Aban Offshore, Ltd................................  10,632     30,038
    ABB India, Ltd....................................   6,497     93,378
    ACC, Ltd..........................................  17,177    314,649
    Adani Enterprises, Ltd............................  75,237     81,362
    Adani Ports & Special Economic Zone, Ltd.......... 241,763    757,052
*   Adani Power, Ltd.................................. 433,006    183,956
*   Adani Transmissions, Ltd..........................  75,237     40,854
    Aditya Birla Fashion & Retail..................... 134,550    440,654
    Aditya Birla Nuvo, Ltd............................  25,875    334,261
*   Advanta, Ltd......................................  13,810     90,226
    Aegis Logistics, Ltd..............................  80,682    123,916
    Agro Tech Foods, Ltd..............................   1,273      9,119
    AIA Engineering, Ltd..............................  18,729    226,979
    Ajanta Pharma, Ltd................................  12,996    246,408
    Akzo Nobel India, Ltd.............................   6,702    132,093
    Alembic Pharmaceuticals, Ltd......................  27,495    252,678
    Allahabad Bank....................................  86,468     68,640
    Allcargo Logistics, Ltd...........................  28,076     77,597
*   Alok Industries, Ltd.............................. 324,602     24,828

                                     1393

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Alstom India, Ltd.................................  10,571 $   99,337
    Alstom T&D India, Ltd.............................   3,465     22,868
    Amara Raja Batteries, Ltd.........................  22,814    283,866
    Ambuja Cements, Ltd............................... 162,313    471,737
*   Amtek Auto, Ltd...................................  52,973     29,678
    Anant Raj, Ltd....................................  45,218     25,441
    Andhra Bank....................................... 120,102     92,680
    Apar Industries, Ltd..............................   7,842     57,312
    Apollo Tyres, Ltd................................. 217,099    475,999
*   Arvind Infrastructure, Ltd........................   7,671     11,790
    Arvind, Ltd....................................... 109,265    528,199
*   Asahi India Glass, Ltd............................   9,483     21,250
    Ashok Leyland, Ltd................................ 383,855    510,473
    Ashoka Buildcon, Ltd..............................   6,122     17,499
    Asian Paints, Ltd.................................  95,820  1,236,604
    Astral Polytechnik, Ltd...........................   3,489     21,442
    Atul, Ltd.........................................   7,223    154,898
    Axis Bank, Ltd.................................... 347,480  2,114,113
    Bajaj Auto, Ltd...................................  39,552  1,379,641
    Bajaj Corp., Ltd..................................  29,693    168,350
    Bajaj Electricals, Ltd............................   7,154     19,260
    Bajaj Finance, Ltd................................   7,770    681,183
    Bajaj Finserv, Ltd................................  18,927    521,308
*   Bajaj Hindusthan, Ltd............................. 170,130     42,450
    Bajaj Holdings & Investment, Ltd..................  16,214    358,059
    Balkrishna Industries, Ltd........................  22,976    206,587
    Ballarpur Industries, Ltd......................... 146,169     34,309
    Balmer Lawrie & Co., Ltd..........................   7,131     60,891
*   Balrampur Chini Mills, Ltd........................  57,266     75,275
    Bank of Baroda.................................... 187,122    346,948
    Bank of India.....................................  64,420     96,056
    Bank Of Maharashtra...............................  36,741     16,163
    Bannari Amman Sugars, Ltd.........................     894     14,137
    BASF India, Ltd...................................   4,569     53,395
    Bata India, Ltd...................................  27,156    192,439
    BEML, Ltd.........................................   8,527    131,845
    Berger Paints India, Ltd..........................  75,832    296,545
*   BGR Energy Systems, Ltd...........................   7,400     12,525
    Bharat Forge, Ltd.................................  67,209    834,442
    Bharat Petroleum Corp., Ltd.......................  59,694    784,053
    Bharti Airtel, Ltd................................ 305,052  1,323,067
    Biocon, Ltd.......................................  37,418    272,039
    Birla Corp., Ltd..................................   9,090     51,500
    Blue Star, Ltd....................................  13,962     76,508
    Bombay Dyeing & Manufacturing Co., Ltd............  82,115     64,857
    Bosch, Ltd........................................   1,403    363,009
    Brigade Enterprises, Ltd..........................  10,446     24,007
    Britannia Industries, Ltd.........................   7,586    301,956
    Cairn India, Ltd.................................. 179,504    326,187
    Canara Bank.......................................  57,905    165,522
    Carborundum Universal, Ltd........................  35,694     91,276
*   Castex Technologies, Ltd..........................  36,365      5,929
    CCL Products India, Ltd...........................  31,588     78,584

                                     1394

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Ceat, Ltd.........................................  16,732 $234,680
    Central Bank Of India.............................  43,628   40,285
    Century Plyboards India, Ltd......................  37,659   84,328
    Century Textiles & Industries, Ltd................  18,507  144,007
    Cera Sanitaryware, Ltd............................   1,034   26,865
    CESC, Ltd.........................................  37,489  251,612
    Chambal Fertilizers and Chemicals, Ltd............ 104,527   88,878
*   Chennai Petroleum Corp., Ltd......................  35,002   96,603
    Chennai Super Kings Cricket, Ltd.................. 130,176    4,315
    Cholamandalam Investment and Finance Co., Ltd.....  11,144  103,907
    City Union Bank, Ltd..............................  90,113  105,838
    Clariant Chemicals India, Ltd.....................   4,445   47,168
    Colgate-Palmolive India, Ltd......................  34,720  440,897
    Container Corp. Of India, Ltd.....................  17,716  311,058
    Coromandel International, Ltd.....................  43,846  109,274
    Corp. Bank........................................  78,153   45,011
    Cox & Kings, Ltd..................................  51,200  174,000
    Credit Analysis & Research, Ltd...................   8,268  147,569
    CRISIL, Ltd.......................................   8,350  227,883
    Crompton Greaves, Ltd............................. 196,701  500,074
    Cummins India, Ltd................................  26,126  356,840
    Cyient, Ltd.......................................  22,530  145,918
    Dabur India, Ltd.................................. 162,530  605,955
    Dalmia Bharat, Ltd................................  25,540  274,385
    DB Corp., Ltd.....................................   3,444   16,172
*   DB Realty, Ltd....................................  62,003   46,958
*   DCB Bank, Ltd..................................... 106,692  123,515
    DCM Shriram, Ltd..................................  36,958   69,702
    Deepak Fertilisers & Petrochemicals Corp., Ltd....  12,197   26,816
*   DEN Networks, Ltd.................................  39,169   48,536
    Dena Bank......................................... 122,178   65,204
    Dewan Housing Finance Corp., Ltd..................  88,918  243,074
*   Dish TV India, Ltd................................ 220,035  298,333
    Dishman Pharmaceuticals & Chemicals, Ltd..........  24,707  121,529
    Divi's Laboratories, Ltd..........................  41,416  699,391
    DLF, Ltd.......................................... 115,703  166,487
*   Dynamatic Technologies, Ltd.......................   1,869   54,405
    eClerx Services, Ltd..............................  12,563  258,698
    Edelweiss Financial Services, Ltd................. 144,874  112,093
    Eicher Motors, Ltd................................   2,287  563,247
    EID Parry India, Ltd..............................  39,453  107,059
    EIH, Ltd..........................................  44,017   75,349
    Emami, Ltd........................................  26,654  394,306
    Engineers India, Ltd..............................  59,697  169,347
    Entertainment Network India, Ltd..................   2,514   27,246
*   Eros International Media, Ltd.....................  11,209   28,059
    Escorts, Ltd......................................  35,569   71,522
    Essel Propack, Ltd................................  39,874   96,562
    Exide Industries, Ltd............................. 173,083  308,847
    FAG Bearings India, Ltd...........................   3,585  207,816
    FDC, Ltd..........................................  17,942   51,727
    Federal Bank, Ltd................................. 665,094  454,650
*   Federal-Mogul Goetze India, Ltd...................   3,768   16,991

                                     1395

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Finolex Cables, Ltd...............................  37,138 $  126,563
    Finolex Industries, Ltd...........................  22,600    106,585
*   Firstsource Solutions, Ltd........................ 194,063    107,551
*   Future Consumer Enterprise, Ltd................... 239,940     76,148
    Future Retail, Ltd................................  74,309    154,437
    Gabriel India, Ltd................................  52,321     68,054
    GAIL India, Ltd................................... 107,932    588,739
    Gateway Distriparks, Ltd..........................  52,907    236,195
    GIC Housing Finance, Ltd..........................   4,352     14,332
    Gillette India, Ltd...............................     610     40,384
*   Global Offshore Services, Ltd.....................   5,814     28,664
*   GMR Infrastructure, Ltd........................... 731,708    141,117
    Godrej Consumer Products, Ltd.....................  38,583    698,111
    Godrej Industries, Ltd............................  23,580    124,258
    Godrej Properties, Ltd............................  29,930    133,123
    Granules India, Ltd...............................  66,237    114,784
    Graphite India, Ltd...............................  13,004     14,167
    Grasim Industries, Ltd............................   3,807    190,447
    Great Eastern Shipping Co., Ltd. (The)............  40,071    199,854
    Greaves Cotton, Ltd...............................  54,231    103,602
    Gruh Finance, Ltd.................................  57,703    225,125
    Gujarat Alkalies & Chemicals, Ltd.................  10,847     29,384
    Gujarat Fluorochemicals, Ltd......................  12,879     90,435
    Gujarat Gas, Ltd..................................  14,084    119,464
    Gujarat Mineral Development Corp., Ltd............  44,395     40,686
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................  14,377     17,592
*   Gujarat Pipavav Port, Ltd......................... 103,339    249,890
    Gujarat State Fertilizers & Chemicals, Ltd........  73,343     76,076
    Gujarat State Petronet, Ltd....................... 106,230    223,581
*   GVK Power & Infrastructure, Ltd................... 350,798     40,543
*   Hathway Cable & Datacom, Ltd...................... 113,680     63,666
    Havells India, Ltd................................ 122,416    539,132
*   HCL Infosystems, Ltd..............................  59,391     40,242
    HCL Technologies, Ltd............................. 173,864  2,232,150
    HDFC Bank, Ltd.................................... 198,696  3,101,393
    HEG, Ltd..........................................   2,331      4,694
*   HeidelbergCement India, Ltd.......................  39,068     40,626
    Hero MotoCorp, Ltd................................  47,152  1,787,753
*   Hexa Tradex, Ltd..................................   6,867      1,667
    Hexaware Technologies, Ltd........................  80,122    274,198
*   Himachal Futuristic Communications, Ltd........... 371,413    115,366
    Hindalco Industries, Ltd.......................... 503,931    527,040
*   Hindustan Construction Co., Ltd................... 110,597     35,954
    Hindustan Petroleum Corp., Ltd....................  31,581    381,375
    Hindustan Unilever, Ltd........................... 176,338  2,132,647
    Honeywell Automation India, Ltd...................     764     97,721
*   Housing Development & Infrastructure, Ltd......... 167,132    183,065
    HSIL, Ltd.........................................  16,110     65,419
    HT Media, Ltd.....................................  27,555     31,751
    Huhtamaki PPL, Ltd................................   4,221     13,684
    ICICI Bank, Ltd................................... 385,967  1,308,003
    ICICI Bank, Ltd. Sponsored ADR.................... 150,395  1,000,127
    ICRA, Ltd.........................................     195     11,178

                                     1396

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    IDBI Bank, Ltd.................................... 318,828 $  277,292
    Idea Cellular, Ltd................................ 552,762    848,993
*   IDFC Bank, Ltd....................................  88,855     69,052
    IDFC, Ltd.........................................  88,855     53,325
*   IFB Industries, Ltd...............................   3,858     23,544
    IFCI, Ltd......................................... 279,043     93,256
*   IIFL Holdings, Ltd................................ 106,618    330,709
    IL&FS Transportation Networks, Ltd................  25,540     30,211
*   India Cements, Ltd. (The)......................... 130,176    181,536
    Indiabulls Housing Finance, Ltd...................  95,664  1,008,219
    Indian Bank.......................................  61,452     83,512
*   Indian Hotels Co., Ltd............................ 144,123    238,790
    Indian Oil Corp., Ltd............................. 103,793    612,767
*   Indian Overseas Bank.............................. 122,529     45,760
    Indoco Remedies, Ltd..............................  16,097     76,955
    Indraprastha Gas, Ltd.............................  22,704    188,042
    IndusInd Bank, Ltd................................  70,465    973,688
    Infosys, Ltd...................................... 492,849  8,480,318
    Infosys, Ltd. Sponsored ADR....................... 127,060  2,275,645
    Ingersoll-Rand India, Ltd.........................   3,519     35,297
*   Inox Leisure, Ltd.................................   9,791     31,636
*   Intellect Design Arena, Ltd.......................  24,242     83,644
    IRB Infrastructure Developers, Ltd................  92,461    333,663
*   ITD Cementation India, Ltd........................  17,120     25,458
    J Kumar Infraprojects, Ltd........................   1,226      6,549
    Jagran Prakashan, Ltd.............................  59,409    144,153
    Jain Irrigation Systems, Ltd...................... 225,802    213,846
*   Jaiprakash Associates, Ltd........................ 438,975     57,044
*   Jaiprakash Power Ventures, Ltd.................... 256,079     23,014
    Jammu & Kashmir Bank, Ltd. (The).................. 177,886    188,625
*   Jaypee Infratech, Ltd............................. 255,716     40,673
    JB Chemicals & Pharmaceuticals, Ltd...............  23,425     92,381
    JBF Industries, Ltd...............................  18,685     61,978
    Jindal Saw, Ltd................................... 110,767     82,070
*   Jindal South West Holdings, Ltd...................   1,476     22,135
*   Jindal Steel & Power, Ltd......................... 163,456    155,791
    JK Cement, Ltd....................................   9,514     70,013
    JK Lakshmi Cement, Ltd............................  21,717     97,009
    JK Tyre & Industries, Ltd.........................  53,863     72,780
    JM Financial, Ltd................................. 146,499     85,488
    JSW Energy, Ltd................................... 288,819    329,179
    JSW Steel, Ltd....................................  69,930  1,099,381
    Jubilant Foodworks, Ltd...........................  15,797    297,372
    Just Dial, Ltd....................................  10,284     92,703
    Jyothy Laboratories, Ltd..........................  18,325     77,396
    Kajaria Ceramics, Ltd.............................  27,919    401,808
    Kalpataru Power Transmission, Ltd.................  32,612     95,843
    Kansai Nerolac Paints, Ltd........................  58,807    227,396
    Karnataka Bank, Ltd. (The)........................  78,824    115,376
    Karur Vysya Bank, Ltd. (The)......................  33,205    220,602
    Kaveri Seed Co., Ltd..............................  18,752     89,967
    KEC International, Ltd............................  50,704     92,315
*   Kesoram Industries, Ltd...........................  15,907     21,912

                                     1397

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Kirloskar Oil Engines, Ltd........................  38,849 $  138,765
    Kitex Garments, Ltd...............................  14,215     92,158
    Kolte-Patil Developers, Ltd.......................  12,988     20,337
    Kotak Mahindra Bank, Ltd..........................  85,318    862,841
    KPIT Technologies, Ltd............................  80,994    175,122
    KRBL, Ltd.........................................  42,041    150,719
    L&T Finance Holdings, Ltd......................... 161,416    139,639
    Lakshmi Machine Works, Ltd........................   1,990    104,649
    Lakshmi Vilas Bank, Ltd. (The)....................  60,292     83,363
    LIC Housing Finance, Ltd.......................... 144,135  1,021,810
*   Mahanagar Telephone Nigam, Ltd.................... 114,360     32,377
    Maharashtra Seamless, Ltd.........................  11,573     25,359
*   Mahindra CIE Automotive, Ltd......................  35,615    123,530
    Manappuram Finance, Ltd........................... 128,185     54,523
    Marico, Ltd....................................... 180,600    597,769
    Marksans Pharma, Ltd..............................  93,249     88,937
    Maruti Suzuki India, Ltd..........................  26,589  1,617,809
    McLeod Russel India, Ltd..........................  29,962     68,859
    Merck, Ltd........................................   4,599     49,077
    MindTree, Ltd.....................................  33,431    727,610
    Monsanto India, Ltd...............................   3,142    105,902
    Motherson Sumi Systems, Ltd....................... 127,020    505,079
    Motilal Oswal Financial Services, Ltd.............   3,427     14,500
    Mphasis, Ltd......................................  34,071    230,863
    MRF, Ltd..........................................     684    360,830
    Muthoot Finance, Ltd..............................  15,787     44,573
    National Aluminium Co., Ltd....................... 172,406     88,078
    Navneet Education, Ltd............................  34,539     46,362
    NCC, Ltd.......................................... 287,799    276,657
    NESCO, Ltd........................................     447     10,725
    Nestle India, Ltd.................................   5,986    484,371
    NHPC, Ltd......................................... 549,770    170,780
    NIIT Technologies, Ltd............................  27,351    221,970
*   Nirvikara Paper Mills, Ltd........................   1,398      1,188
    Nitin Fire Protection Industries, Ltd.............  16,307      9,589
    NTPC, Ltd......................................... 274,322    576,372
    Oberoi Realty, Ltd................................  39,670    142,926
    OCL India, Ltd....................................   2,401     17,044
    OMAXE, Ltd........................................  36,339     72,468
    Oracle Financial Services Software, Ltd...........   6,868    370,475
    Orient Cement, Ltd................................  10,368     21,912
    Oriental Bank of Commerce.........................  33,504     55,721
    Page Industries, Ltd..............................   1,865    332,270
*   Parsvnath Developers, Ltd.........................  25,750      7,233
    PC Jeweller, Ltd..................................  32,989    205,095
    Peninsula Land, Ltd...............................  17,769      5,354
    Persistent Systems, Ltd...........................  17,337    171,394
    Petronet LNG, Ltd................................. 116,465    424,306
    Phoenix Mills, Ltd. (The).........................  15,628     69,005
    PI Industries, Ltd................................  36,621    349,198
    Pidilite Industries, Ltd..........................  49,845    419,436
*   Pipavav Defence & Offshore Engineering Co., Ltd...  43,598     47,300
    Polaris Consulting & Services, Ltd................  56,082    178,180

                                     1398

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Power Finance Corp., Ltd.......................... 143,346 $372,155
    Power Grid Corp. of India, Ltd.................... 255,437  558,515
    Praj Industries, Ltd..............................  59,266   85,697
    Prestige Estates Projects, Ltd....................  26,799   73,402
*   Prism Cement, Ltd.................................  30,789   34,696
    Procter & Gamble Hygiene & Health Care, Ltd.......   2,802  230,580
    PTC India Financial Services, Ltd................. 117,889   60,767
    PTC India, Ltd.................................... 143,472  137,155
*   Punj Lloyd, Ltd...................................  67,418   25,831
    Punjab National Bank..............................  10,000   13,488
    Puravankara Projects, Ltd.........................  19,821   14,915
    PVR, Ltd..........................................  15,671  177,147
    Rain Industries, Ltd..............................  82,651   43,682
    Rallis India, Ltd.................................  50,467  123,657
    Ramco Cements, Ltd. (The).........................  34,166  195,455
    Ratnamani Metals & Tubes, Ltd.....................   3,628   26,789
    Raymond, Ltd......................................  21,233  128,888
    Redington India, Ltd.............................. 108,607  167,164
*   REI Agro, Ltd..................................... 150,380    1,343
    Relaxo Footwears, Ltd.............................  12,869   88,698
*   Reliance Communications, Ltd...................... 559,610  513,494
    Reliance Infrastructure, Ltd......................  62,292  435,176
    Reliance Power, Ltd............................... 312,852  234,416
    Repco Home Finance, Ltd...........................  13,814  131,132
    Rolta India, Ltd..................................  50,676   63,108
    Ruchi Soya Industries, Ltd........................  54,303   19,325
    Rural Electrification Corp., Ltd.................. 145,278  413,751
    Sadbhav Engineering, Ltd..........................  13,589   61,852
    Sanghvi Movers, Ltd...............................   5,653   28,513
*   Shipping Corp. of India, Ltd...................... 105,640  128,732
    Shree Cement, Ltd.................................   2,788  441,651
*   Shree Renuka Sugars, Ltd.......................... 246,330   44,897
    Shriram Transport Finance Co., Ltd................  31,791  393,241
*   Shyam Century Ferrous, Ltd........................   6,270      560
    Siemens, Ltd......................................  23,330  350,278
    Simplex Infrastructures, Ltd......................   4,571   18,915
    Sintex Industries, Ltd............................ 199,900  234,328
*   SITI Cable Network, Ltd...........................  51,673   27,778
    SJVN, Ltd......................................... 208,681   89,037
    SKF India, Ltd....................................   6,173  106,265
    SML ISUZU, Ltd....................................   2,236   31,401
    Sobha, Ltd........................................  31,119  132,632
    Solar Industries India, Ltd.......................     979   44,951
    Sona Koyo Steering Systems, Ltd...................  12,655    9,931
    Sonata Software, Ltd..............................  45,467  109,770
    South Indian Bank, Ltd. (The)..................... 605,434  166,111
    SREI Infrastructure Finance, Ltd..................  89,588   82,371
    SRF, Ltd..........................................  11,737  202,238
    Star Ferro and Cement, Ltd........................   6,270   11,512
    State Bank of Bikaner & Jaipur....................   9,672   75,789
    State Bank of India............................... 240,706  642,130
    State Bank of India GDR...........................   2,394   64,555
    State Bank of Travancore..........................   7,047   41,361

                                     1399

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Sterlite Technologies, Ltd........................  93,582 $  121,230
    Strides Shasun, Ltd...............................   8,227    141,367
    Sun TV Network, Ltd...............................  41,829    234,913
    Sundram Fasteners, Ltd............................  46,822    107,514
    Supreme Industries, Ltd...........................  22,231    244,025
    Syndicate Bank.................................... 123,713    123,125
    Tata Chemicals, Ltd...............................  57,988    304,120
    Tata Communications, Ltd..........................  45,978    272,749
    Tata Consultancy Services, Ltd.................... 141,624  4,998,617
    Tata Elxsi, Ltd...................................  10,339    320,860
    Tata Global Beverages, Ltd........................ 215,107    403,877
    Tata Power Co., Ltd............................... 479,674    426,563
    Tata Sponge Iron, Ltd.............................   2,770     16,881
    Tata Steel, Ltd................................... 151,269    558,894
*   Tata Teleservices Maharashtra, Ltd................ 327,863     32,792
    Tech Mahindra, Ltd................................ 240,674  1,786,631
    Techno Electric & Engineering Co., Ltd............   5,326     40,243
    Texmaco Rail & Engineering, Ltd...................  43,198     91,017
    Thermax, Ltd......................................  12,597    156,101
    Tide Water Oil Co India, Ltd......................     109     40,410
*   Timken India, Ltd.................................  11,657     83,244
    Titagarh Wagons, Ltd..............................  39,663     82,044
    Titan Co., Ltd....................................  62,104    336,473
    Torrent Pharmaceuticals, Ltd......................  22,185    459,927
    Torrent Power, Ltd................................  71,034    247,837
    Transport Corp. of India, Ltd.....................  20,072     74,370
    Tree House Education and Accessories, Ltd.........   8,793     18,389
    Trent, Ltd........................................   2,317     53,067
    Triveni Turbine, Ltd..............................  39,695     58,743
    TTK Prestige, Ltd.................................   1,452     95,221
    Tube Investments of India, Ltd....................  25,207    155,980
*   TV18 Broadcast, Ltd............................... 398,425    258,299
    TVS Motor Co., Ltd................................ 105,715    459,402
    UCO Bank.......................................... 126,036     68,624
    Uflex, Ltd........................................  10,981     28,082
    Ultratech Cement, Ltd.............................   9,046    379,647
    Unichem Laboratories, Ltd.........................  21,504     76,105
    Union Bank of India............................... 143,549    278,106
*   Unitech, Ltd...................................... 832,060     69,815
    UPL, Ltd.......................................... 185,607  1,205,684
    V-Guard Industries, Ltd...........................   5,253     69,834
    VA Tech Wabag, Ltd................................  16,956    147,874
    Vakrangee, Ltd.................................... 101,200    272,609
    Vardhman Textiles, Ltd............................  11,921    139,429
    Vedanta, Ltd...................................... 373,188    401,396
    Videocon Industries, Ltd..........................  65,856    110,208
    Vijaya Bank....................................... 103,884     47,987
    VIP Industries, Ltd...............................  45,337     67,758
    Voltas, Ltd.......................................  62,080    263,903
    WABCO India, Ltd..................................   1,975    164,384
    Welspun Corp., Ltd................................  57,937     87,340
*   Welspun Enterprises, Ltd..........................  26,652     19,952
    Welspun India, Ltd................................  18,714    231,015

                                     1400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
*   Whirlpool of India, Ltd...........................      7,599 $     66,326
    Wipro, Ltd........................................    168,307    1,403,379
    Yes Bank, Ltd.....................................     96,634    1,073,732
    Zee Entertainment Enterprises, Ltd................    174,546    1,086,280
    Zensar Technologies, Ltd..........................     13,222      176,142
    Zydus Wellness, Ltd...............................      5,297       58,802
                                                                  ------------
TOTAL INDIA...........................................             109,102,221
                                                                  ------------
INDONESIA -- (3.5%)
    Ace Hardware Indonesia Tbk PT.....................  5,519,300      322,510
    Adaro Energy Tbk PT............................... 10,659,900      411,589
    Adhi Karya Persero Tbk PT.........................  1,833,225      342,997
*   Agung Podomoro Land Tbk PT........................  5,883,000      132,895
    AKR Corporindo Tbk PT.............................    505,600      271,430
    Alam Sutera Realty Tbk PT......................... 11,785,400      278,014
*   Aneka Tambang Persero Tbk PT......................  6,864,689      165,406
    Arwana Citramulia Tbk PT..........................  2,961,500      104,844
    Asahimas Flat Glass Tbk PT........................      2,000          921
    Astra Agro Lestari Tbk PT.........................    245,500      307,076
    Astra Graphia Tbk PT..............................    236,000       29,329
    Astra International Tbk PT........................  4,080,700    1,940,157
*   Bakrie and Brothers Tbk PT........................ 10,309,000       37,419
*   Bakrie Telecom Tbk PT.............................  4,450,000       16,152
*   Bakrieland Development Tbk PT.....................  8,497,250          617
    Bank Bukopin Tbk..................................  2,711,400      124,395
    Bank Central Asia Tbk PT..........................  2,348,400    2,251,742
    Bank Danamon Indonesia Tbk PT.....................  1,335,042      395,391
    Bank Mandiri Persero Tbk PT.......................  2,204,072    1,556,520
    Bank Negara Indonesia Persero Tbk PT..............  2,162,700      779,839
*   Bank Pan Indonesia Tbk PT.........................  1,444,000       72,163
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  2,128,600      135,028
    Bank Permata Tbk PT...............................      7,500          367
    Bank Rakyat Indonesia Persero Tbk PT..............  3,247,400    2,678,220
    Bank Tabungan Negara Persero Tbk PT...............  3,929,373      393,055
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    413,000       64,679
*   Barito Pacific Tbk PT.............................    711,500       10,962
*   Bayan Resources Tbk PT............................     13,000        7,580
    Bekasi Fajar Industrial Estate Tbk PT.............  1,403,100       24,658
    Benakat Integra Tbk PT............................  5,686,600       20,784
*   Berau Coal Energy Tbk PT..........................    848,500        3,788
*   Berlian Laju Tanker Tbk PT........................  2,525,666           --
    BISI International Tbk PT.........................    954,900       88,709
*   Bumi Resources Minerals Tbk PT....................  1,984,200        7,204
    Bumi Serpong Damai Tbk PT.........................  3,675,400      467,912
    Charoen Pokphand Indonesia Tbk PT.................  2,376,515      585,339
    Ciputra Development Tbk PT........................  5,299,553      493,849
    Ciputra Property Tbk PT...........................  1,904,817       49,801
    Ciputra Surya Tbk PT..............................    521,884       81,699
*   Citra Marga Nusaphala Persada Tbk PT..............    754,375      122,465
*   Darma Henwa Tbk PT................................  3,026,500       11,864
*   Delta Dunia Makmur Tbk PT.........................  3,131,000       12,141
*   Eagle High Plantations Tbk PT.....................  7,343,000       92,661
    Elnusa Tbk PT.....................................  2,806,600       47,367

                                     1401

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
INDONESIA -- (Continued)
*   Energi Mega Persada Tbk PT........................ 19,727,600 $   71,800
    Erajaya Swasembada Tbk PT.........................    991,900     38,128
*   Exploitasi Energi Indonesia Tbk PT................  1,976,500      7,175
    Fajar Surya Wisesa Tbk PT.........................    146,000     11,546
    Gajah Tunggal Tbk PT..............................  1,479,700     54,678
*   Garuda Indonesia Persero Tbk PT...................  2,980,246     85,823
    Global Mediacom Tbk PT............................  4,612,800    269,866
*   Golden Eagle Energy Tbk PT........................    120,750      1,050
*   Hanson International Tbk PT.......................  4,652,600    227,072
*   Harum Energy Tbk PT...............................    645,200     29,108
    Hexindo Adiperkasa Tbk PT.........................    121,000     10,611
    Indah Kiat Pulp & Paper Corp. Tbk PT..............    872,300     59,208
*   Indika Energy Tbk PT..............................    589,500      4,901
    Indo Tambangraya Megah Tbk PT.....................    326,000    115,069
    Indocement Tunggal Prakarsa Tbk PT................    453,500    656,143
    Indofood CBP Sukses Makmur Tbk PT.................    478,200    506,468
    Indofood Sukses Makmur Tbk PT.....................  2,611,900  1,188,464
*   Indosat Tbk PT....................................    422,200    168,231
*   Inovisi Infracom Tbk PT...........................    668,445      1,065
    Intiland Development Tbk PT.......................  7,023,900    241,152
*   Japfa Comfeed Indonesia Tbk PT....................  2,841,800    152,704
    Jasa Marga Persero Tbk PT.........................    848,400    357,072
    Kalbe Farma Tbk PT................................  8,647,000    845,488
    Kawasan Industri Jababeka Tbk PT.................. 10,290,630    176,535
*   Krakatau Steel Persero Tbk PT.....................  1,122,400     25,582
*   Lippo Cikarang Tbk PT.............................    330,400    146,382
*   Malindo Feedmill Tbk PT...........................    449,100     43,677
    Matahari Putra Prima Tbk PT.......................    726,800     89,090
    Mayora Indah Tbk PT...............................    121,333    238,424
    Medco Energi Internasional Tbk PT.................    969,700     50,075
    Media Nusantara Citra Tbk PT......................  2,863,100    250,468
*   Mitra Adiperkasa Tbk PT...........................    561,400    153,548
    MNC Investama Tbk PT.............................. 13,427,000    127,310
*   MNC Sky Vision Tbk PT.............................    269,000     23,453
    Modernland Realty Tbk PT..........................  5,425,200    167,868
    Multipolar Tbk PT.................................  5,278,800     83,034
    Multistrada Arah Sarana Tbk PT....................     33,500        505
    Nippon Indosari Corpindo Tbk PT...................    562,100     55,276
*   Nusantara Infrastructure Tbk PT...................  8,822,000     52,803
    Pakuwon Jati Tbk PT............................... 14,496,800    477,601
    Pan Brothers Tbk PT...............................  3,077,600     95,156
*   Panin Financial Tbk PT............................ 12,139,700    137,469
*   Paninvest Tbk PT..................................    992,000     36,314
    Pembangunan Perumahan Persero Tbk PT..............  1,493,500    425,419
    Perusahaan Gas Negara Persero Tbk.................  2,968,000    524,590
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  3,696,000    386,873
    Ramayana Lestari Sentosa Tbk PT...................  1,926,700     84,971
*   Resource Alam Indonesia Tbk PT....................    116,500      3,347
    Salim Ivomas Pratama Tbk PT.......................  2,650,900     62,210
    Samindo Resources Tbk PT..........................     62,250      2,091
    Sampoerna Agro PT.................................    572,600     75,409
    Sawit Sumbermas Sarana Tbk PT.....................  1,524,300    220,257
    Selamat Sempurna Tbk PT...........................    292,400     90,997

                                     1402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
INDONESIA -- (Continued)
    Semen Baturaja Persero Tbk PT.....................  1,485,800 $    32,994
    Semen Indonesia Persero Tbk PT....................  1,225,000     994,234
    Sentul City Tbk PT................................ 21,702,400      89,045
    Sinar Mas Agro Resources & Technology Tbk PT......     36,000      10,257
    Sinar Mas Multiartha Tbk PT.......................     16,500       6,049
    Sri Rejeki Isman Tbk PT...........................  8,312,300     161,860
*   Sugih Energy Tbk PT...............................  5,670,200     153,601
    Sumber Alfaria Trijaya Tbk PT.....................    821,500      36,288
    Summarecon Agung Tbk PT...........................  4,460,664     475,578
    Surya Citra Media Tbk PT..........................  2,469,200     489,350
    Surya Semesta Internusa Tbk PT....................  2,767,200     131,431
*   Suryainti Permata Tbk PT..........................  1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT........    578,621     188,979
    Telekomunikasi Indonesia Persero Tbk PT...........    686,900     168,523
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     51,126   2,505,174
*   Tiga Pilar Sejahtera Food Tbk.....................  1,483,000     112,226
    Timah Persero Tbk PT..............................  2,740,931     104,405
    Tiphone Mobile Indonesia Tbk PT...................  1,208,700      61,762
    Total Bangun Persada Tbk PT.......................    519,900      22,034
*   Tower Bersama Infrastructure Tbk PT...............    896,500     413,960
*   Trada Maritime Tbk PT.............................    946,500       3,440
*   Truba Alam Manunggal Engineering PT...............  3,328,000       1,208
    Tunas Baru Lampung Tbk PT.........................    917,400      34,490
    Tunas Ridean Tbk PT...............................    238,000      12,961
*   Ultrajaya Milk Industry & Trading Co. Tbk PT......    203,000      54,714
    Unilever Indonesia Tbk PT.........................    343,800     922,240
    United Tractors Tbk PT............................    892,495   1,140,667
*   Vale Indonesia Tbk PT.............................  1,433,700     152,939
*   Visi Media Asia Tbk PT............................  4,089,200      79,122
    Waskita Karya Persero Tbk PT......................  1,059,543     134,549
    Wijaya Karya Persero Tbk PT.......................  1,099,100     225,412
*   XL Axiata Tbk PT..................................  1,931,200     518,364
                                                                  -----------
TOTAL INDONESIA.......................................             33,788,950
                                                                  -----------
MALAYSIA -- (4.3%)
#   Aeon Co. M Bhd....................................    324,200     195,695
    Aeon Credit Service M Bhd.........................     11,760      31,060
    Affin Holdings Bhd................................    289,270     150,798
#   AirAsia BHD.......................................  1,242,400     427,052
*   AirAsia X Bhd.....................................  1,690,000     100,243
*   Alam Maritim Resources Bhd........................    319,500      30,253
#   Alliance Financial Group Bhd......................    595,700     489,702
#   AMMB Holdings Bhd.................................  1,024,775   1,079,159
    Amway Malaysia Holdings Bhd.......................     16,600      37,177
    Ann Joo Resources Bhd.............................     54,000       8,486
    APM Automotive Holdings Bhd.......................     22,800      21,169
#   Astro Malaysia Holdings Bhd.......................    589,700     397,039
    Axiata Group Bhd..................................    781,425   1,058,006
    Barakah Offshore Petroleum Bhd....................    138,300      25,168
    Batu Kawan Bhd....................................     36,900     157,155
    Benalec Holdings Bhd..............................    227,000      29,303
    BIMB Holdings Bhd.................................    334,631     280,691
    Bonia Corp. Bhd...................................    304,400      51,215

                                     1403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
MALAYSIA -- (Continued)
    Boustead Holdings Bhd.............................    31,000 $   29,079
#*  Bumi Armada Bhd................................... 1,254,600    316,205
#   Bursa Malaysia Bhd................................   243,300    490,222
    Cahya Mata Sarawak Bhd............................   238,700    297,363
    Can-One Bhd.......................................    18,800     19,823
    CB Industrial Product Holding Bhd.................   161,780     78,425
#   CIMB Group Holdings Bhd...........................   999,909  1,003,262
    Coastal Contracts Bhd.............................   176,800     69,416
    Cypark Resources Bhd..............................    54,200     21,871
    Daibochi Plastic & Packaging Industry Bhd.........     2,100      2,700
#   Datasonic Group Bhd...............................   375,000    109,744
*   Daya Materials Bhd................................   274,800      6,399
#   Dayang Enterprise Holdings Bhd....................   229,650     62,888
    Dialog Group Bhd.................................. 1,127,014    430,534
#   DiGi.Com Bhd......................................   922,100  1,085,385
    DKSH Holdings Malaysia Bhd........................    15,200     14,773
    DRB-Hicom Bhd.....................................   641,500    161,228
    Dutch Lady Milk Industries Bhd....................     4,900     56,381
#*  Eastern & Oriental Bhd............................   580,538    204,065
*   Evergreen Fibreboard Bhd..........................   445,200    132,468
    Felda Global Ventures Holdings Bhd................   494,300    205,930
#   Gamuda Bhd........................................   519,900    572,950
#   Genting Plantations Bhd...........................    55,800    153,626
#   Globetronics Technology Bhd.......................   148,600    195,906
    Glomac Bhd........................................   176,400     35,408
    Goldis Bhd........................................    10,502      5,506
    GuocoLand Malaysia Bhd............................    34,800      9,234
    Hai-O Enterprise Bhd..............................    39,400     22,303
#   HAP Seng Consolidated Bhd.........................   279,820    485,487
    Hap Seng Plantations Holdings Bhd.................    90,600     51,022
    Hartalega Holdings Bhd............................   281,400    366,052
    Hock Seng LEE Bhd.................................    61,600     28,984
    Hong Leong Bank Bhd...............................   209,990    663,258
    Hong Leong Financial Group Bhd....................   137,013    456,712
    Hong Leong Industries Bhd.........................    40,300     52,260
    Hovid Bhd.........................................   216,200     24,354
    Hua Yang Bhd......................................    96,533     41,961
    Hume Industries Bhd...............................    39,208     27,568
    Hup Seng Industries Bhd...........................   218,300     65,981
    I-Bhd.............................................    59,800      6,785
    IJM Corp. Bhd..................................... 1,459,214  1,215,180
    IJM Plantations Bhd...............................    99,000     85,883
#   Inari Amertron Bhd................................   444,921    347,262
    Insas Bhd.........................................   438,113     72,669
    IOI Corp. Bhd.....................................   894,005  1,047,725
#   IOI Properties Group Bhd..........................   353,769    182,137
#*  Iris Corp. Bhd....................................   736,100     34,752
*   Iskandar Waterfront City Bhd......................   289,100     58,626
*   JAKS Resources Bhd................................   166,000     41,803
    Jaya Tiasa Holdings BHD...........................   264,705     92,878
    JCY International Bhd.............................   485,500     82,337
    K&N Kenanga Holdings Bhd..........................    81,000      9,380
*   Kian JOO CAN Factory BHD..........................   114,600     89,270

                                     1404

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
MALAYSIA -- (Continued)
    Kim Loong Resources Bhd...........................    50,920 $   37,294
    Kimlun Corp. Bhd..................................    45,400     16,308
#*  KNM Group Bhd.....................................   885,384    105,751
#   KSL Holdings BHD..................................   414,364    126,806
#   Kuala Lumpur Kepong Bhd...........................    72,450    417,941
#   Kulim Malaysia BHD................................   321,800    293,908
*   Kumpulan Europlus Bhd.............................    56,300     12,914
    Kumpulan Perangsang Selangor Bhd..................   161,900     40,272
    Land & General BHD................................   632,900     53,539
*   Landmarks Bhd.....................................   139,100     32,506
    LBS Bina Group Bhd................................   168,400     55,187
    Lingkaran Trans Kota Holdings Bhd.................    97,600    117,886
*   Lion Industries Corp. Bhd.........................   240,400     13,396
    LPI Capital Bhd...................................    28,300    106,334
    Mah Sing Group Bhd................................   835,352    257,913
#   Malayan Banking Bhd............................... 1,221,507  2,529,908
    Malayan Flour Mills Bhd...........................    90,600     27,743
#   Malaysia Airports Holdings Bhd....................   297,267    416,059
    Malaysia Building Society Bhd.....................   166,500     58,160
#*  Malaysia Marine and Heavy Engineering Holdings Bhd   213,400     49,594
#   Malaysian Bulk Carriers Bhd.......................   271,325     46,849
    Malaysian Pacific Industries Bhd..................    67,663    132,465
#   Malaysian Resources Corp. Bhd.....................   805,300    227,565
    Malton Bhd........................................   177,500     30,232
    Matrix Concepts Holdings Bhd......................   223,800    127,821
#   Maxis Bhd.........................................   463,600    640,349
    MBM Resources BHD.................................    80,330     43,462
    Media Chinese International, Ltd..................   100,600     15,777
    Media Prima Bhd...................................   465,000    143,402
    Mega First Corp. Bhd..............................    46,000     25,234
    Mitrajaya Holdings Bhd............................   367,000    101,648
    MK Land Holdings Bhd..............................   360,900     31,444
    MKH Bhd...........................................    96,960     50,065
    MMC Corp. Bhd.....................................   527,100    235,663
*   MNRB Holdings Bhd.................................    38,900     28,506
#*  MPHB Capital Bhd..................................    39,500     13,789
*   Mudajaya Group Bhd................................   129,600     37,718
    Muhibbah Engineering M Bhd........................   253,600    139,247
*   Mulpha International Bhd..........................   877,200     53,048
    My EG Services Bhd................................   766,600    423,674
#   Naim Holdings Bhd.................................   123,300     72,380
    Nestle Malaysia Bhd...............................     2,300     40,975
    Oldtown Bhd.......................................   210,925     82,574
    Oriental Holdings Bhd.............................    12,000     19,071
    OSK Holdings BHD..................................   381,409    141,483
#   Padini Holdings Bhd...............................   392,800    190,975
    Panasonic Manufacturing Malaysia Bhd..............    13,100     77,139
    Pantech Group Holdings Bhd........................    84,032     11,481
    Paramount Corp. Bhd...............................   131,100     49,411
#*  Parkson Holdings Bhd..............................   333,624     78,514
*   Perisai Petroleum Teknologi Bhd...................   275,800     19,171
    Pharmaniaga Bhd...................................    44,200     65,515
    Pos Malaysia Bhd..................................   244,000    132,866

                                     1405

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
MALAYSIA -- (Continued)
    PPB Group Bhd.....................................   128,000 $  512,657
    Press Metal Bhd...................................   331,500    149,242
#   Prestariang Bhd...................................   201,400    134,190
    Protasco Bhd......................................   130,400     45,565
    Public Bank Bhd...................................   624,370  2,770,678
    Puncak Niaga Holdings Bhd.........................   104,100     28,172
    QL Resources Bhd..................................   294,850    323,662
#   RHB Capital Bhd...................................   249,841    328,506
*   Rimbunan Sawit Bhd................................   239,000     30,579
    Salcon Bhd........................................   362,900     50,962
#   Sapurakencana Petroleum Bhd....................... 2,021,411    925,727
    Sarawak Oil Palms Bhd.............................    24,900     24,532
    Sarawak Plantation Bhd............................     6,400      2,935
    Scientex Bhd......................................    75,200    190,374
*   Scomi Energy Services Bhd.........................   387,900     20,700
    Selangor Dredging Bhd.............................   150,900     33,770
    Selangor Properties Bhd...........................     2,100      2,734
    Shangri-La Hotels Malaysia Bhd....................   101,700    139,728
*   Shell Refining Co. Federation of Malaya Bhd.......    14,900     17,771
    SHL Consolidated Bhd..............................    98,500     65,357
#   Sime Darby Bhd....................................   712,803  1,385,750
    SP Setia Bhd Group................................   197,189    137,745
    Star Media Group Bhd..............................   114,600     64,314
    Sunway Bhd........................................   431,100    306,439
#*  Sunway Construction Group Bhd.....................    38,710     12,707
    Supermax Corp. Bhd................................   283,850    203,594
    Suria Capital Holdings Bhd........................    18,100      9,786
#   Syarikat Takaful Malaysia Bhd.....................   201,300    183,434
    Symphony Life Bhd.................................    59,865     10,405
    Ta Ann Holdings Bhd...............................   116,189    140,741
    TA Enterprise Bhd.................................   620,300     77,835
    TA Global Bhd.....................................   448,080     24,846
*   Talam Transform Bhd...............................   182,500      2,443
    Tambun Indah Land Bhd.............................   121,700     37,236
    TAN Chong Motor Holdings Bhd......................   103,100     65,647
    Tasek Corp. Bhd...................................     7,400     26,199
#   Telekom Malaysia Bhd..............................   336,160    527,688
#   Tenaga Nasional Bhd...............................   684,700  2,246,270
    TH Plantations Bhd................................    61,320     18,159
    Tiong NAM Logistics Holdings......................    55,000     15,777
#   Top Glove Corp. Bhd...............................   509,800    666,874
#   Tropicana Corp. Bhd...............................   357,285     85,403
#   TSH Resources Bhd.................................   272,900    133,624
#   Tune Protect Group Bhd............................   247,600     69,204
    Uchi Technologies Bhd.............................    51,700     19,586
#   UEM Edgenta Bhd...................................   164,900    124,585
#   UEM Sunrise Bhd................................... 1,051,064    250,980
#   UMW Holdings Bhd..................................   309,700    524,650
#*  UMW Oil & Gas Corp. Bhd...........................   194,800     48,329
    Unisem M Bhd......................................   365,830    173,114
    United Malacca Bhd................................    20,100     28,756
    United Plantations Bhd............................    21,300    127,689
    United U-Li Corp. Bhd.............................    47,000     57,475

                                     1406

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
MALAYSIA -- (Continued)
#   UOA Development Bhd...............................   266,800 $   133,090
*   Uzma Bhd..........................................    75,200      32,149
#   VS Industry Bhd...................................   485,025     157,218
    Wah Seong Corp. Bhd...............................   276,305      56,382
#   WCT Holdings Bhd..................................   635,591     253,430
    Wellcall Holdings Bhd.............................   181,700     109,042
#   Westports Holdings Bhd............................   418,100     409,527
    Wing Tai Malaysia Bhd.............................    20,100       5,671
    WTK Holdings Bhd..................................   175,000      58,733
    Yinson Holdings Bhd...............................   102,600      67,433
*   YNH Property Bhd..................................   171,938      74,989
    YTL Corp. Bhd..................................... 2,906,864   1,094,475
    YTL E-Solutions Bhd...............................    48,400       6,004
*   YTL Land & Development Bhd........................    61,900       9,711
#   YTL Power International Bhd.......................   715,351     253,459
    Zhulian Corp. Bhd.................................    58,200      19,758
                                                                 -----------
TOTAL MALAYSIA........................................            40,637,919
                                                                 -----------
MEXICO -- (6.0%)
    Alfa S.A.B. de C.V. Class A....................... 1,608,203   2,996,026
    Alpek S.A.B. de C.V...............................   387,556     499,996
#   Alsea S.A.B. de C.V...............................   355,643   1,263,534
    America Movil S.A.B. de C.V. Series L............. 5,099,603   3,604,466
    America Movil S.A.B. de C.V. Series L ADR.........   116,929   1,653,376
    Arca Continental S.A.B. de C.V....................   197,460   1,186,213
#*  Axtel S.A.B. de C.V...............................   671,761     297,404
#   Banregio Grupo Financiero S.A.B. de C.V...........   161,833     762,155
*   Bio Pappel S.A.B. de C.V..........................    22,232      21,083
    Bolsa Mexicana de Valores S.A.B. de C.V...........   226,705     308,102
*   Cemex S.A.B. de C.V............................... 1,736,364     784,045
*   Cemex S.A.B. de C.V. Sponsored ADR................   212,468     962,478
#*  Cia Minera Autlan S.A.B. de C.V. Series B.........    31,640      10,990
    Coca-Cola Femsa S.A.B. de C.V. Series L...........    21,690     152,674
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......    14,061     986,239
#   Consorcio ARA S.A.B. de C.V. Series *.............   659,141     194,423
*   Corp. Actinver S.A.B. de C.V......................     9,800       7,672
#   Corp. Inmobiliaria Vesta S.A.B. de C.V............   353,518     506,759
    Corp. Moctezuma S.A.B. de C.V. Series *...........    87,200     250,166
    Credito Real S.A.B. de C.V. SOFOM ER..............    94,630     199,301
*   Desarrolladora Homex S.A.B. de C.V................     4,510       1,002
    El Puerto de Liverpool S.A.B. de C.V..............    22,407     267,521
#*  Empresas ICA S.A.B. de C.V........................    72,400      19,320
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR.........    61,340      62,567
*   Financiera Independencia SAB de C.V. SOFOM ENR....    21,447       3,902
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................    43,290   4,104,758
#*  Genomma Lab Internacional S.A.B. de C.V. Class B..   294,398     198,508
    Gentera S.A.B. de C.V.............................   629,468   1,129,296
    Gruma S.A.B. de C.V. Class B......................   114,301   1,722,920
#*  Grupo Aeromexico S.A.B. de C.V....................   122,757     268,691
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V.............................................   130,232     605,144
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................     7,415     623,157
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................   107,610     906,255

                                     1407

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR 6,717 $ 918,214 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B.........................................    29,606     405,133
*   Grupo Bimbo S.A.B. de C.V. Series A...............   470,002   1,312,489
    Grupo Carso S.A.B. de C.V. Series A1..............   172,925     699,222
    Grupo Comercial Chedraui S.A. de C.V..............   248,753     650,075
#   Grupo Elektra S.A.B. de C.V.......................    23,126     435,305
*   Grupo Famsa S.A.B. de C.V. Class A................   315,808     225,655
    Grupo Financiero Banorte S.A.B. de C.V............   678,173   3,533,368
    Grupo Financiero Inbursa S.A.B. de C.V............   628,180   1,013,733
#   Grupo Financiero Interacciones SA de C.V..........    62,626     336,648
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................   238,397     368,023
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................    40,684     312,046
    Grupo Herdez S.A.B. de C.V. Series *..............   174,359     417,975
    Grupo Industrial Saltillo S.A.B. de C.V...........     5,000       8,135
    Grupo KUO S.A.B. de C.V. Series B.................    28,600      49,670
    Grupo Mexico S.A.B. de C.V. Series B.............. 1,644,499   3,189,672
*   Grupo Pochteca S.A.B. de C.V......................    35,990      23,454
    Grupo Sanborns S.A.B. de C.V......................    94,069     121,880
#*  Grupo Simec S.A.B. de C.V. Series B...............    77,543     163,955
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR..........     2,821      17,575
*   Grupo Sports World S.A.B. de C.V..................    42,700      45,978
    Grupo Televisa S.A.B. Series CPO..................   577,199   3,056,606
    Grupo Televisa S.A.B. Sponsored ADR...............    76,164   2,016,823
#*  Hoteles City Express S.A.B. de C.V................   100,594     118,299
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................   202,744     241,669
    Industrias Bachoco S.A.B. de C.V. ADR.............     3,663     158,681
    Industrias Bachoco S.A.B. de C.V. Series B........    89,229     321,982
#*  Industrias CH S.A.B. de C.V. Series B.............   160,067     469,935
    Industrias Penoles S.A.B. de C.V..................    45,463     433,581
#   Infraestructura Energetica Nova S.A.B. de C.V.....    95,828     376,227
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...   721,660   1,722,411
#*  La Comer S.A.B. de C.V............................   309,798     276,701
#*  Maxcom Telecomunicaciones S.A.B. de C.V...........    38,800       1,771
    Megacable Holdings S.A.B. de C.V..................   213,873     781,783
    Mexichem S.A.B. de C.V............................   455,721     939,696
#*  Minera Frisco S.A.B. de C.V.......................   168,558      74,810
*   OHL Mexico S.A.B. de C.V..........................   660,802     618,987
    Organizacion Cultiba S.A.B. de C.V................    24,314      33,366
*   Organizacion Soriana S.A.B. de C.V. Class B.......   240,563     515,935
#   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................    87,163   1,001,826
*   Qualitas Controladora S.A.B. de C.V...............    39,987      44,093
#*  Telesites SAB de CV...............................   371,909     225,552
#   TV Azteca S.A.B. de C.V...........................   459,604      51,693
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   102,404          61
#   Vitro S.A.B. de C.V. Series A.....................    82,421     239,478
    Wal-Mart de Mexico S.A.B. de C.V.................. 1,221,226   3,065,563
                                                                 -----------
TOTAL MEXICO..........................................            57,595,877
                                                                 -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR........................     4,500      28,215
*   Cia de Minas Buenaventura SAA ADR.................    15,794      63,176
    Credicorp, Ltd....................................    16,147   1,636,660

                                     1408

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR.................    16,032 $   35,272
                                                                 ----------
TOTAL PERU............................................            1,763,323
                                                                 ----------
PHILIPPINES -- (1.7%)
    Aboitiz Equity Ventures, Inc......................   478,800    588,704
    Aboitiz Power Corp................................   365,000    319,495
*   Atlas Consolidated Mining & Development Corp......   168,700     14,218
    Ayala Corp........................................    39,501    565,673
    Ayala Land, Inc................................... 1,478,960    981,441
    Bank of the Philippine Islands....................   173,866    320,558
    BDO Unibank, Inc..................................   387,626    833,752
    Belle Corp........................................ 3,191,000    159,448
    Cebu Air, Inc.....................................   183,620    297,778
    Century Properties Group, Inc.....................   500,000      5,254
    China Banking Corp................................   109,404     79,580
    Cosco Capital, Inc................................   338,100     52,446
    D&L Industries, Inc............................... 1,337,800    228,351
    DMCI Holdings, Inc................................ 1,754,450    422,031
*   East West Banking Corp............................    67,900     22,710
    EEI Corp..........................................   232,900     27,410
*   Empire East Land Holdings, Inc.................... 1,223,000     20,352
    Energy Development Corp........................... 5,636,700    652,424
    Filinvest Land, Inc............................... 8,256,000    257,257
    First Gen Corp....................................   781,300    302,790
    First Philippine Holdings Corp....................   169,010    198,398
    Globe Telecom, Inc................................    10,465    411,209
    GT Capital Holdings, Inc..........................    18,720    508,967
    JG Summit Holdings, Inc...........................   354,530    500,523
    Jollibee Foods Corp...............................   134,000    579,116
*   Lepanto Consolidated Mining Co.................... 1,834,182      6,983
    Lopez Holdings Corp............................... 1,395,300    152,363
    Manila Electric Co................................    62,270    406,093
    Manila Water Co., Inc.............................   725,600    370,816
*   Megawide Construction Corp........................   140,174     16,287
    Megaworld Corp.................................... 5,658,500    426,891
    Metropolitan Bank & Trust Co......................   114,382    170,910
    Pepsi-Cola Products Philippines, Inc..............   737,300     45,880
    Petron Corp.......................................   728,000     99,826
    Philippine Long Distance Telephone Co.............    16,410    766,780
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................    11,344    532,261
*   Philippine National Bank..........................   201,162    211,407
    Philippine Stock Exchange, Inc. (The).............     5,304     30,056
    Phoenix Petroleum Philippines, Inc................   136,240     10,037
    Puregold Price Club, Inc..........................   495,500    343,210
    RFM Corp..........................................   532,000     42,440
    Rizal Commercial Banking Corp.....................   201,164    138,731
    Robinsons Land Corp...............................   927,100    488,482
    Robinsons Retail Holdings, Inc....................   138,880    173,019
    San Miguel Corp...................................   262,860    403,162
    Security Bank Corp................................   166,516    497,701
    Semirara Mining & Power Corp......................   132,360    331,175
    SM Investments Corp...............................    20,400    356,786
    SM Prime Holdings, Inc............................ 1,532,212    685,361

                                     1409

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
PHILIPPINES -- (Continued)
*   Top Frontier Investment Holdings, Inc.............    10,142 $    22,352
    Trans-Asia Oil & Energy Development Corp..........   388,000      17,147
    Union Bank of the Philippines.....................    98,142     117,158
    Universal Robina Corp.............................   171,340     696,907
    Vista Land & Lifescapes, Inc...................... 3,673,400     289,918
                                                                 -----------
TOTAL PHILIPPINES.....................................            16,200,024
                                                                 -----------
POLAND -- (1.9%)
    Action SA.........................................     2,972      17,283
*   Agora SA..........................................    20,446      57,567
*   Alior Bank SA.....................................    21,132     312,737
    Amica Wronki SA...................................     1,837      74,895
*   AmRest Holdings SE................................     5,958     270,902
    Apator SA.........................................     3,816      25,072
    Asseco Poland SA..................................    27,971     385,870
    Bank Handlowy w Warszawie SA......................    15,469     284,358
#*  Bank Millennium SA................................   223,588     296,273
    Bank Pekao SA.....................................    13,235     445,293
*   Bank Zachodni WBK SA..............................    10,644     682,616
*   Bioton SA.........................................    23,777      66,304
    Boryszew SA.......................................    95,717     100,858
    Budimex SA........................................     6,889     324,630
    CCC SA............................................     8,799     258,020
#*  CD Projekt Red SA.................................    44,539     252,558
*   Ciech SA..........................................    17,408     333,757
*   Cyfrowy Polsat SA.................................    67,466     356,239
*   Elektrobudowa SA..................................        39       1,079
    Emperia Holding SA................................     5,724      93,891
    Enea SA...........................................   135,371     390,500
    Energa SA.........................................    52,409     174,213
    Eurocash SA.......................................    54,344     735,697
    Fabryki Mebli Forte SA............................     7,472      87,939
*   Famur SA..........................................    20,638       8,437
    Firma Oponiarska Debica SA........................     1,289      27,789
*   Getin Holding SA..................................   119,831      39,300
#*  Getin Noble Bank SA...............................   372,849      41,303
*   Grupa Azoty SA....................................    22,627     573,792
    Grupa Azoty Zaklady Chemiczne Police SA...........     3,091      18,736
    Grupa Kety SA.....................................     5,141     350,088
*   Grupa Lotos SA....................................    67,613     425,043
*   Impexmetal SA.....................................    60,302      30,059
    ING Bank Slaski SA................................     7,883     211,020
#*  Integer.pl SA.....................................     1,454      26,921
    Inter Cars SA.....................................     1,832     104,299
*   Jastrzebska Spolka Weglowa SA.....................    19,362      41,884
    Kernel Holding SA.................................    33,318     367,370
    KGHM Polska Miedz SA..............................    62,815     889,205
    Kopex SA..........................................     6,846       5,654
    KRUK SA...........................................     5,049     202,577
*   LC Corp. SA.......................................    15,461       6,494
#   LPP SA............................................       344     453,179
    Lubelski Wegiel Bogdanka SA.......................     4,077      30,795
#*  mBank SA..........................................     4,560     353,563

                                     1410

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
POLAND -- (Continued)
*   Midas SA.......................................... 172,874 $    29,757
    Netia SA.......................................... 168,653     230,759
    Neuca SA..........................................   1,621     129,773
    Orange Polska SA.................................. 257,497     409,719
    Orbis SA..........................................   5,719      89,349
    Pelion SA.........................................   2,616      34,502
    PGE Polska Grupa Energetyczna SA.................. 446,043   1,516,098
*   Polnord SA........................................  22,132      68,141
*   Polski Koncern Miesny Duda SA.....................   3,271       4,211
#   Polski Koncern Naftowy Orlen SA................... 143,721   2,204,125
    Polskie Gornictwo Naftowe i Gazownictwo SA........ 456,050     582,055
*   Powszechna Kasa Oszczednosci Bank Polski SA....... 141,475     856,804
    Powszechny Zaklad Ubezpieczen SA.................. 120,720     961,889
*   Rafako SA.........................................  13,729      24,151
    Stalprodukt SA....................................     290      15,930
    Synthos SA........................................ 294,362     279,431
    Tauron Polska Energia SA.......................... 598,808     398,769
*   Trakcja SA........................................  23,580      72,312
*   Vistula Group SA..................................  60,958      40,887
    Warsaw Stock Exchange.............................  11,916     101,084
    Wawel SA..........................................     202      49,592
    Zespol Elektrowni Patnow Adamow Konin SA..........   2,460       4,709
                                                               -----------
TOTAL POLAND..........................................          18,340,106
                                                               -----------
RUSSIA -- (1.2%)
    Etalon Group, Ltd.................................  52,035      85,106
    Gazprom PAO Sponsored ADR......................... 780,773   2,820,820
*   Globaltrans Investment P.L.C......................  24,527      95,921
    Lukoil PJSC.......................................  34,269   1,165,867
    Magnitogorsk Iron & Steel Works OJSC GDR..........  47,794     151,968
*   Mail.ru Group, Ltd. GDR...........................   6,577     143,189
*   Mechel Sponsored ADR..............................   4,538       9,076
    MegaFon PJSC GDR..................................  17,294     207,563
    MMC Norilsk Nickel PJSC ADR.......................  70,866     821,113
    Novolipetsk Steel AO GDR..........................  27,125     235,819
    O'Key Group SA GDR................................   6,334      10,707
    Phosagro OAO GDR..................................  15,640     186,092
*   PIK Group PJSC GDR................................  32,068      88,352
    Rosneft OAO GDR................................... 154,292     554,415
    Rostelecom PJSC Sponsored ADR.....................  19,115     127,138
    RusHydro PJSC ADR................................. 311,587     273,477
    Sberbank of Russia PJSC Sponsored ADR............. 271,139   1,501,176
    Severstal PAO GDR.................................  70,573     572,521
    Tatneft PAO Sponsored ADR.........................  51,778   1,413,591
    TMK OAO GDR.......................................  13,562      37,328
    VimpelCom, Ltd. Sponsored ADR..................... 166,085     546,420
    VTB Bank PJSC GDR................................. 216,214     407,607
*   X5 Retail Group NV GDR............................  21,974     406,327
                                                               -----------
TOTAL RUSSIA..........................................          11,861,593
                                                               -----------
SOUTH AFRICA -- (7.6%)
    Adcorp Holdings, Ltd..............................  61,325      68,334

                                     1411

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SOUTH AFRICA -- (Continued)
    Advtech, Ltd......................................   140,037 $  123,344
    Aeci, Ltd.........................................    83,078    434,587
*   African Bank Investments, Ltd.....................   282,387      1,033
    African Oxygen, Ltd...............................    36,963     37,398
    African Rainbow Minerals, Ltd.....................    38,510    139,579
*   Anglo American Platinum, Ltd......................    21,105    310,126
*   AngloGold Ashanti, Ltd. Sponsored ADR.............   320,438  2,717,314
#*  ArcelorMittal South Africa, Ltd...................    80,972     31,009
    Assore, Ltd.......................................    18,877     98,204
    Astral Foods, Ltd.................................    37,295    229,773
*   Attacq, Ltd.......................................   216,072    229,793
*   Aveng, Ltd........................................   235,423     35,522
    AVI, Ltd..........................................   250,129  1,255,017
    Barclays Africa Group, Ltd........................   137,375  1,253,070
    Barloworld, Ltd...................................   185,712    832,074
    Bidvest Group, Ltd. (The).........................   164,686  3,803,112
    Blue Label Telecoms, Ltd..........................   181,406    140,574
*   Brait SE..........................................    90,142    939,511
    Capitec Bank Holdings, Ltd........................    16,924    515,436
    Cashbuild, Ltd....................................    16,072    277,570
    Caxton and CTP Publishers and Printers, Ltd.......    26,485     25,965
    City Lodge Hotels, Ltd............................    25,860    237,558
    Clicks Group, Ltd.................................   177,248    970,914
    Clover Industries, Ltd............................    65,657     61,527
*   Consolidated Infrastructure Group, Ltd............    48,599     82,525
    Coronation Fund Managers, Ltd.....................   136,564    526,483
    DataTec, Ltd......................................   149,569    397,142
    Discovery, Ltd....................................   165,189  1,346,706
*   Distribution and Warehousing Network, Ltd.........    43,764     13,715
    DRDGOLD, Ltd......................................   241,377     67,727
    DRDGOLD, Ltd. Sponsored ADR.......................     1,600      4,480
    EOH Holdings, Ltd.................................    60,455    512,663
*   Eqstra Holdings, Ltd..............................   158,948     24,620
*   Evraz Highveld Steel and Vanadium, Ltd............     5,882         59
#   Exxaro Resources, Ltd.............................    95,831    370,846
    Famous Brands, Ltd................................    51,937    380,855
    FirstRand, Ltd.................................... 1,317,207  3,736,763
    Foschini Group, Ltd. (The)........................   118,927    928,123
    Gold Fields, Ltd..................................     8,786     30,150
    Gold Fields, Ltd. Sponsored ADR...................   547,167  1,860,368
    Grand Parade Investments, Ltd.....................   131,391     31,096
    Grindrod, Ltd.....................................   400,122    250,004
    Group Five, Ltd...................................    72,783     72,454
    Growthpoint Properties, Ltd.......................    45,686     65,881
*   Harmony Gold Mining Co., Ltd......................   132,290    243,029
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......   152,302    272,621
    Holdsport, Ltd....................................    17,779     57,046
*   Howden Africa Holdings, Ltd.......................     3,943      6,096
    Hudaco Industries, Ltd............................    21,252    134,161
    Hulamin, Ltd......................................    71,054     30,221
    Illovo Sugar, Ltd.................................   159,461    189,134
*   Impala Platinum Holdings, Ltd.....................   166,852    348,576
    Imperial Holdings, Ltd............................   141,506  1,086,745

                                     1412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH AFRICA -- (Continued)
    Investec, Ltd.....................................  93,007 $  605,334
    Invicta Holdings, Ltd.............................  13,603     34,753
    JSE, Ltd..........................................  27,751    226,123
    KAP Industrial Holdings, Ltd...................... 481,968    179,070
#   Kumba Iron Ore, Ltd...............................  22,050     48,643
#   Lewis Group, Ltd..................................  66,807    184,009
    Liberty Holdings, Ltd.............................  89,348    629,625
    Massmart Holdings, Ltd............................  77,472    442,436
    Merafe Resources, Ltd............................. 213,666     10,123
    Metair Investments, Ltd........................... 118,479    175,627
    MMI Holdings, Ltd................................. 696,732    998,065
    Mondi, Ltd........................................  61,143  1,011,722
    Mpact, Ltd........................................ 127,812    343,702
    Mr. Price Group, Ltd.............................. 143,420  1,480,150
    Murray & Roberts Holdings, Ltd.................... 222,324    111,067
    Nampak, Ltd....................................... 255,024    315,325
    Naspers, Ltd. Class N.............................  40,935  5,173,080
    Nedbank Group, Ltd................................  81,530    968,539
#*  Northam Platinum, Ltd............................. 264,482    526,487
    Oceana Group, Ltd.................................  37,367    263,459
#   Omnia Holdings, Ltd...............................  41,378    306,682
    Peregrine Holdings, Ltd........................... 161,655    278,428
    Petmin, Ltd.......................................  40,487      2,869
#   Pick n Pay Stores, Ltd............................ 139,634    516,720
*   Pinnacle Holdings, Ltd............................  68,212     44,052
    Pioneer Foods Group, Ltd..........................  48,628    405,818
    PPC, Ltd.......................................... 511,227    423,870
    PSG Group, Ltd....................................  33,981    391,153
*   Quantum Foods Holdings, Ltd.......................  31,128      4,509
    Raubex Group, Ltd.................................  94,910     83,901
    RCL Foods, Ltd....................................  19,226     14,811
    Reunert, Ltd...................................... 132,636    536,542
*   Royal Bafokeng Platinum, Ltd......................  27,830     49,719
    Sanlam, Ltd....................................... 525,048  1,933,394
    Santam, Ltd.......................................  22,871    257,265
*   Sappi, Ltd........................................ 274,155  1,248,808
*   Sappi, Ltd. Sponsored ADR......................... 140,883    626,648
    Sasol, Ltd........................................  17,950    472,202
    Sasol, Ltd. Sponsored ADR......................... 190,429  4,951,154
    Shoprite Holdings, Ltd............................ 200,768  1,853,855
    Sibanye Gold, Ltd................................. 336,928    749,954
    Sibanye Gold, Ltd. Sponsored ADR..................  60,267    533,966
    Spar Group, Ltd. (The)............................  95,293  1,101,970
    Spur Corp., Ltd...................................  38,177     69,759
    Standard Bank Group, Ltd.......................... 370,245  2,636,139
    Steinhoff International Holdings NV............... 647,431  3,109,739
*   Super Group, Ltd.................................. 301,726    741,617
    Telkom SA SOC, Ltd................................ 171,882    696,172
    Tiger Brands, Ltd.................................  60,187  1,105,876
    Tiso Blackstar Group SE...........................   3,023      1,714
    Tongaat Hulett, Ltd...............................  84,505    474,827
    Trencor, Ltd......................................  89,973    214,832
    Truworths International, Ltd...................... 213,836  1,328,089

                                     1413

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH AFRICA -- (Continued)
    Vodacom Group, Ltd................................ 110,639 $ 1,015,102
    Wilson Bayly Holmes-Ovcon, Ltd....................  36,370     246,309
    Woolworths Holdings, Ltd.......................... 396,806   2,347,808
                                                               -----------
TOTAL SOUTH AFRICA....................................          72,342,245
                                                               -----------
SOUTH KOREA -- (14.1%)
*   Able C&C Co., Ltd.................................   1,923      38,322
#*  Advanced Process Systems Corp.....................   3,786      56,192
*   Aekyung Petrochemical Co., Ltd....................     614      26,477
#*  AfreecaTV Co., Ltd................................   5,664     111,367
#*  Agabang&Company...................................   8,058      78,700
*   Ahn-Gook Pharmaceutical Co., Ltd..................   1,301      20,751
#*  Ahnlab, Inc.......................................     934      53,193
#*  AJ Rent A Car Co., Ltd............................   8,768      82,613
#*  AK Holdings, Inc..................................   1,579      62,307
#*  ALUKO Co., Ltd....................................  14,441      87,663
*   Aminologics Co., Ltd..............................  21,772      21,205
*   Amorepacific Corp.................................   5,640   1,922,398
*   AMOREPACIFIC Group................................   6,272     786,224
*   Amotech Co., Ltd..................................   3,455      49,415
*   Anam Electronics Co., Ltd.........................  10,750      13,180
*   Anapass, Inc......................................   4,285      62,004
*   Asia Cement Co., Ltd..............................     525      40,572
*   ASIA Holdings Co., Ltd............................     865      71,581
*   Asia Paper Manufacturing Co., Ltd.................   3,151      42,861
*   Asiana Airlines, Inc..............................  41,324     158,405
*   AtlasBX Co., Ltd..................................   3,493     114,826
*   AUK Corp..........................................   5,660      11,137
*   Autech Corp.......................................   3,629      14,527
*   Avaco Co., Ltd....................................   7,631      34,428
*   Baiksan Co., Ltd..................................   4,640      19,390
#*  Basic House Co., Ltd. (The).......................   4,018      29,122
*   BH Co., Ltd.......................................   5,471      23,927
*   Binggrae Co., Ltd.................................   1,526      91,418
*   Bioland, Ltd......................................   2,817      66,573
#*  Bluecom Co., Ltd..................................   3,649      33,166
*   BNK Financial Group, Inc.......................... 133,049   1,005,655
*   Boryung Medience Co., Ltd.........................   1,601      29,436
*   Boryung Pharmaceutical Co., Ltd...................     892      48,347
*   Bubang Co., Ltd...................................   5,398      18,400
    Bukwang Pharmaceutical Co., Ltd...................   3,837     103,638
*   Busan City Gas Co., Ltd...........................     621      16,724
*   BYC Co., Ltd......................................      40      16,985
*   Byucksan Corp.....................................   7,087      49,621
#*  CammSys Corp......................................  24,019      75,132
#*  Capro Corp........................................  11,976      25,270
    Cell Biotech Co., Ltd.............................     751      43,033
*   Celltrion Pharm, Inc..............................   1,748      24,907
#*  Celltrion, Inc....................................   6,250     590,518
#   Cheil Worldwide, Inc..............................  16,505     313,907
*   Chemtronics Co., Ltd..............................   2,909      15,358
#*  China Great Star International, Ltd...............  44,063      74,967

                                     1414

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
#*  China Ocean Resources Co., Ltd.................... 49,842 $  127,071
*   Chokwang Paint, Ltd...............................  2,052     22,316
*   Chong Kun Dang Pharmaceutical Corp................    960    116,682
*   Chongkundang Holdings Corp........................    871     84,909
*   Choong Ang Vaccine Laboratory.....................  1,502     20,379
*   Chosun Refractories Co., Ltd......................    128      8,643
#*  CJ CGV Co., Ltd...................................  5,424    615,045
*   CJ CheilJedang Corp...............................  3,496  1,203,504
*   CJ Corp...........................................  4,149  1,025,127
*   CJ E&M Corp.......................................  5,773    446,421
*   CJ Freshway Corp..................................    979     64,734
*   CJ Korea Express Corp.............................  1,117    205,474
*   CJ O Shopping Co., Ltd............................  1,739    261,432
*   CJ Seafood Corp...................................  9,592     29,974
*   CKD Bio Corp......................................  1,321     29,051
#*  Com2uSCorp........................................  3,446    393,206
*   Cosmax BTI, Inc...................................    654     40,361
*   Cosmax, Inc.......................................  1,632    257,902
*   Cosmochemical Co., Ltd............................  2,170      9,128
*   Coway Co., Ltd.................................... 12,617  1,038,262
    Credu Corp........................................    719     27,044
*   Crown Confectionery Co., Ltd......................    339    167,370
*   D.I Corp..........................................  2,657     13,106
*   Dae Dong Industrial Co., Ltd......................  2,845     21,420
*   Dae Han Flour Mills Co., Ltd......................    482     73,956
*   Dae Won Chemical Co., Ltd.........................  7,752     19,646
*   Dae Won Kang Up Co., Ltd..........................  7,054     27,208
*   Dae Young Packaging Co., Ltd...................... 31,775     27,677
*   Dae-Il Corp.......................................  4,150     28,584
*   Daea TI Co., Ltd.................................. 18,837     21,766
*   Daechang Co., Ltd................................. 19,890     15,823
*   Daeduck Electronics Co............................ 16,579    109,480
*   Daeduck GDS Co., Ltd.............................. 10,025     80,322
    Daegu Department Store............................  3,040     37,686
*   Daehan Steel Co., Ltd.............................  5,070     33,178
*   Daekyung Machinery & Engineering Co.,
      Ltd.(6249067)................................... 11,720     10,582
    Daekyung Machinery & Engineering Co., Ltd.........  3,426        786
*   Daelim Industrial Co., Ltd........................ 11,275    742,382
*   Daeryuk Can Co., Ltd..............................  2,034     11,487
#*  Daesang Corp......................................  7,994    254,681
#*  Daesang Holdings Co., Ltd.........................  4,981     71,866
*   Daewon Cable Co., Ltd.............................  9,519     17,049
*   Daewon Pharmaceutical Co., Ltd....................  2,131     33,592
*   Daewon San Up Co., Ltd............................  3,198     16,315
*   Daewoo Engineering & Construction Co., Ltd........ 21,482     99,865
*   Daewoo Securities Co., Ltd........................ 61,064    406,351
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd. 42,856    151,909
*   Daewoong Co., Ltd.................................    414     22,289
*   Daewoong Pharmaceutical Co., Ltd..................  1,072     77,059
*   Daihan Pharmaceutical Co., Ltd....................  1,880     38,579
*   Daishin Securities Co., Ltd....................... 24,273    245,821
*   Daou Technology, Inc..............................  6,528    112,316
#*  Dasan Networks, Inc...............................  9,337     52,825

                                     1415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
#*  Dawonsys Co., Ltd.................................  4,841 $  114,639
#   Dayou Automotive Seat Technology Co., Ltd......... 27,800     46,548
*   DCM Corp..........................................  1,241      9,977
*   DGB Financial Group, Inc.......................... 79,104    591,760
    DHP Korea Co., Ltd................................  2,047     19,101
*   Digital Chosun Co., Ltd...........................  4,780     20,443
*   Digital Power Communications Co., Ltd.............  5,176     18,112
*   Display Tech Co., Ltd.............................    696      2,417
*   DNF Co., Ltd......................................  3,085     31,389
*   Dong Ah Tire & Rubber Co., Ltd....................  3,230     61,850
*   Dong-Ah Geological Engineering Co., Ltd...........  1,200      7,551
*   Dong-Il Corp......................................     91      4,578
#*  Dongaone Co., Ltd.................................  8,260     22,708
#*  Dongbu HiTek Co., Ltd.............................  9,281    107,764
*   Dongbu Insurance Co., Ltd......................... 19,005  1,079,475
*   Dongbu Securities Co., Ltd........................ 17,601     51,742
#*  Dongbu Steel Co., Ltd.............................  6,368     21,280
*   Dongil Industries Co., Ltd........................    510     23,098
*   Dongjin Semichem Co., Ltd......................... 14,745     56,446
*   Dongkook Industrial Co., Ltd......................  2,420      4,855
*   DongKook Pharmaceutical Co., Ltd..................    969     52,811
*   Dongkuk Industries Co., Ltd....................... 12,588     36,460
*   Dongkuk Steel Mill Co., Ltd....................... 31,729    136,545
*   Dongkuk Structures & Construction Co., Ltd........ 16,978     65,948
    Dongsuh Cos., Inc.................................  2,652     69,744
*   DONGSUNG Corp..................................... 12,411     69,572
*   Dongwha Enterprise Co., Ltd.......................    583     16,220
*   Dongwha Pharm Co., Ltd............................  7,521     57,561
*   Dongwon F&B Co., Ltd..............................    484    155,001
#*  Dongwon Industries Co., Ltd.......................    414     90,935
*   Dongyang E&P, Inc.................................  3,315     34,795
#*  Doosan Corp.......................................  4,386    280,797
#*  Doosan Engine Co., Ltd............................ 14,892     32,001
*   Doosan Engineering & Construction Co., Ltd........  1,599      5,861
#*  Doosan Heavy Industries & Construction Co., Ltd... 26,104    369,998
*   Dragonfly GF Co., Ltd.............................  1,460      5,908
    DRB Holding Co., Ltd..............................  1,970     20,108
*   Duk San Neolux Co., Ltd...........................  2,245     52,440
*   Duksan Hi-Metal Co., Ltd..........................  1,648     12,655
    DuzonBIzon Co., Ltd...............................  8,849    161,262
*   DY Corp........................................... 15,106     72,443
    e Tec E&C, Ltd....................................    408     32,998
*   e-LITECOM Co., Ltd................................  4,314     51,693
    E-MART Inc........................................  4,340    595,919
*   e-Starco Co., Ltd................................. 11,043     12,095
*   E1 Corp...........................................  1,099     50,906
*   Eagon Industrial, Ltd.............................  3,370     29,366
#*  Easy Bio, Inc..................................... 21,977    107,059
*   Ecopro Co., Ltd...................................  3,593     33,693
*   EG Corp...........................................    835      7,416
*   Ehwa Technologies Information Co., Ltd............ 40,567     16,276
#*  ELK Corp..........................................  9,669     21,880
*   EM-Tech Co., Ltd..................................  1,264      9,264

                                     1416

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
#*  EMKOREA Co., Ltd..................................  5,967 $   21,410
*   ENF Technology Co., Ltd...........................  4,574     60,782
#*  Eo Technics Co., Ltd..............................  2,962    311,727
*   Eugene Corp....................................... 19,325     65,800
*   Eugene Investment & Securities Co., Ltd........... 42,469     85,766
    Eugene Technology Co., Ltd........................  4,095     48,128
*   Eusu Holdings Co., Ltd............................  5,554     32,231
*   EVERDIGM Corp.....................................  5,254     38,106
*   F&F Co., Ltd......................................  1,487     18,814
*   Farmsco...........................................  1,782     20,586
#*  Fila Korea, Ltd...................................  2,546    206,897
*   Fine Technix Co., Ltd.............................  3,186      7,622
#*  Finetex EnE, Inc..................................  4,280     32,319
*   Foosung Co., Ltd..................................  8,501     30,340
*   Fursys, Inc.......................................  1,797     53,094
#*  Gamevil, Inc......................................  1,073     71,502
*   Gaon Cable Co., Ltd...............................    930     14,429
#*  Genic Co., Ltd....................................  1,158     22,756
*   GIIR, Inc.........................................  2,100     15,948
*   Global & Yuasa Battery Co., Ltd...................  3,063     99,703
*   Global Display Co., Ltd...........................  6,155     17,952
*   GNCO Co., Ltd..................................... 18,494     23,723
    Golfzon Co., Ltd..................................  1,284     83,749
#   Golfzon Yuwon Holdings Co., Ltd...................  6,253     42,292
#*  GS Engineering & Construction Corp................ 22,271    475,539
*   GS Global Corp....................................  7,260     29,330
*   GS Holdings Corp.................................. 19,642    831,419
*   GS Home Shopping, Inc.............................    833    113,568
#*  GS Retail Co., Ltd................................  5,907    323,982
    Gwangju Shinsegae Co., Ltd........................    188     39,944
#*  Halla Corp........................................  8,194     27,462
#*  Halla Holdings Corp...............................  3,343    174,909
*   Han Kuk Carbon Co., Ltd........................... 15,211     85,638
    Hana Financial Group, Inc......................... 62,820  1,130,486
*   Hana Micron, Inc.................................. 11,094     46,876
#   Hana Tour Service, Inc............................  3,641    298,863
*   Hancom, Inc.......................................  5,785    108,401
*   Handok, Inc.......................................  1,292     39,327
*   Handsome Co., Ltd.................................  2,820     96,037
*   Hanil Cement Co., Ltd.............................  1,489    122,645
#*  Hanjin Heavy Industries & Construction Co., Ltd... 31,758     86,308
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................  6,254     23,228
#*  Hanjin Kal Corp................................... 12,210    160,713
*   Hanjin Shipping Co., Ltd.......................... 18,724     47,319
*   Hanjin Transportation Co., Ltd....................  3,621    157,668
    Hankook Shell Oil Co., Ltd........................    326    131,766
*   Hankook Tire Co., Ltd............................. 23,197    904,637
*   Hankuk Glass Industries, Inc......................    192      3,819
*   Hankuk Paper Manufacturing Co., Ltd...............    770     19,315
*   Hanmi Semiconductor Co., Ltd......................  2,926     30,800
*   Hanon Systems.....................................  9,185    402,212
#*  Hansae Co., Ltd...................................  7,474    375,632
#*  Hansae Yes24 Holdings Co., Ltd....................  6,460    141,866

                                     1417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Hanshin Construction..............................    967 $   14,503
*   Hansol Chemical Co., Ltd..........................  2,464    123,657
*   Hansol Holdings Co., Ltd.......................... 15,003     92,896
#*  Hansol HomeDeco Co., Ltd.......................... 40,610     52,095
*   Hansol Logistics Co., Ltd.........................  3,697     10,308
*   Hansol Paper Co., Ltd.............................  7,582    134,876
*   Hansol Technics Co., Ltd..........................  2,789     54,728
#*  Hanssem Co., Ltd..................................  2,793    639,525
*   Hanwha Chemical Corp.............................. 42,918    944,245
*   Hanwha Galleria Timeworld Co., Ltd................    646     38,136
*   Hanwha General Insurance Co., Ltd................. 16,316    101,003
*   Hanwha Investment & Securities Co., Ltd........... 30,410     88,906
*   Hanwha Life Insurance Co., Ltd.................... 81,447    471,546
*   Hanyang Eng Co., Ltd..............................  5,602     53,596
*   Hanyang Securities Co., Ltd.......................  1,030      5,987
*   Harim Co., Ltd....................................  5,229     17,214
*   Harim Holdings Co., Ltd........................... 17,931     61,665
#*  Heung-A Shipping Co., Ltd......................... 25,938     33,859
*   High Tech Pharm Co., Ltd..........................  1,281     16,091
*   HMC Investment Securities Co., Ltd................  7,873     62,164
#   Hotel Shilla Co., Ltd.............................  9,442    517,218
*   HS Industries Co., Ltd............................ 10,816     64,872
*   HS R&A Co., Ltd...................................  2,433     73,883
#*  Huchems Fine Chemical Corp........................  7,590    106,663
*   Humax Co., Ltd....................................  7,255     91,370
*   Huons Co., Ltd....................................  1,903    130,799
*   Huvis Corp........................................  5,498     32,600
*   Huvitz Co., Ltd...................................  1,959     25,775
*   Hwa Shin Co., Ltd................................. 11,649     54,242
*   HwaSung Industrial Co., Ltd.......................  3,833     38,986
*   Hy-Lok Corp.......................................  3,117     69,667
*   Hyosung Corp...................................... 10,454    957,427
*   Hyundai BNG Steel Co., Ltd........................  4,392     33,537
*   Hyundai C&F, Inc..................................  1,575     38,112
*   Hyundai Corp......................................  2,292     47,137
*   Hyundai Department Store Co., Ltd.................  5,580    597,900
*   Hyundai Development Co-Engineering & Construction.  8,974    341,043
*   Hyundai Engineering & Construction Co., Ltd....... 25,240    778,616
*   Hyundai Engineering Plastics Co., Ltd.............  8,090     64,278
#*  Hyundai Glovis Co., Ltd...........................  5,610    963,030
*   Hyundai Greenfood Co., Ltd........................ 16,366    310,017
#*  Hyundai Heavy Industries Co., Ltd.................  7,772    604,289
*   Hyundai Home Shopping Network Corp................  1,726    161,451
*   Hyundai Hy Communications & Networks Co., Ltd..... 14,610     38,217
*   Hyundai Livart Furniture Co., Ltd.................  3,328    108,287
*   Hyundai Marine & Fire Insurance Co., Ltd.......... 26,359    713,663
#*  Hyundai Merchant Marine Co., Ltd.................. 15,292     36,714
*   Hyundai Mobis Co., Ltd............................ 12,558  2,728,239
#*  Hyundai Rotem Co., Ltd............................  6,311     64,383
#*  Hyundai Securities Co., Ltd....................... 70,201    317,725
    Hyundai Steel Co.................................. 22,746    934,965
*   Hyundai Wia Corp..................................  4,888    433,703

                                     1418

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   HyVision System, Inc..............................  2,485 $   18,775
*   i-SENS, Inc.......................................  1,125     36,313
*   ICD Co., Ltd......................................  3,057     18,469
*   Iljin Electric Co., Ltd...........................  9,122     34,862
*   Iljin Holdings Co., Ltd...........................  4,660     45,625
*   Iljin Materials Co., Ltd..........................  2,416     24,301
*   Ilshin Spinning Co., Ltd..........................    586     71,971
*   IM Co., Ltd.......................................  5,419     17,236
*   iMarketKorea, Inc.................................  4,690     86,534
*   InBody Co., Ltd...................................  2,789    127,315
*   Industrial Bank of Korea.......................... 47,121    455,916
#*  Infinitt Healthcare Co., Ltd......................  5,114     41,682
*   Infopia Co., Ltd..................................  2,026     10,917
*   Infraware, Inc....................................  5,651     22,394
#*  InkTec Co., Ltd...................................  2,097     10,488
*   Innochips Technology, Inc.........................  2,027     15,139
*   InnoWireless, Inc.................................  1,034      7,889
*   Innox Corp........................................  4,610     47,933
#*  Insun ENT Co., Ltd................................ 10,668     55,394
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................  2,551     38,097
*   Interflex Co., Ltd................................  5,193     46,364
*   Interojo Co., Ltd.................................  2,364     87,153
*   Interpark Holdings Corp........................... 14,449    130,979
    INTOPS Co., Ltd...................................  2,444     40,155
*   Inzi Controls Co., Ltd............................  2,210      9,152
*   INZI Display Co., Ltd.............................  5,255      6,789
*   Iones Co., Ltd....................................  1,008     19,527
*   IS Dongseo Co., Ltd...............................  4,318    134,425
    ISC Co., Ltd......................................  1,461     28,958
*   ISU Chemical Co., Ltd.............................  5,540     44,268
#*  IsuPetasys Co., Ltd............................... 15,340     58,028
*   Jahwa Electronics Co., Ltd........................  8,378    110,849
*   JB Financial Group Co., Ltd....................... 33,893    146,468
*   Jcontentree Corp.................................. 33,392    155,446
*   Jinsung T.E.C.....................................  1,807      8,019
*   Jusung Engineering Co., Ltd.......................  9,399     62,528
*   JVM Co., Ltd......................................  1,013     44,335
*   JYP Entertainment Corp............................  2,036      7,710
#*  Kakao Corp........................................  2,449    225,299
*   Kangnam Jevisco Co., Ltd..........................  1,359     39,782
*   KB Capital Co., Ltd...............................  4,325     68,703
*   KB Financial Group, Inc........................... 27,100    693,213
*   KB Financial Group, Inc. ADR...................... 47,792  1,202,447
*   KB Insurance Co., Ltd............................. 22,704    565,297
*   KC Cottrell Co., Ltd..............................  2,610     13,158
*   KC Green Holdings Co., Ltd........................  5,270     34,785
#*  KC Tech Co., Ltd..................................  8,788     86,677
    KCC Corp..........................................    651    239,632
*   KCC Engineering & Construction Co., Ltd...........  4,872     35,887
#*  KCP Co., Ltd......................................  4,719     86,007
*   KEC Corp..........................................  5,232      4,410
*   KEPCO Engineering & Construction Co., Inc.........  1,082     26,423
*   KEPCO Plant Service & Engineering Co., Ltd........  5,542    462,146

                                     1419

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Keyang Electric Machinery Co., Ltd................  3,516 $   13,917
#*  KEYEAST Co., Ltd.................................. 16,950     48,360
*   KG Chemical Corp..................................  4,307     51,205
*   KG Eco Technology Service Co., Ltd................  1,015      2,389
#*  KGMobilians Co., Ltd..............................  4,423     43,736
#*  KH Vatec Co., Ltd.................................  7,375    119,471
*   KISCO Corp........................................  1,661     51,645
*   KISCO Holdings Co., Ltd...........................    508     25,335
    Kishin Corp.......................................    757      3,936
*   KISWIRE, Ltd......................................  3,350    100,118
*   KIWOOM Securities Co., Ltd........................  4,062    187,842
*   KMH Co., Ltd......................................  4,639     31,671
#*  KMW Co., Ltd......................................  4,421     29,504
*   Koentec Co., Ltd.................................. 13,257     26,226
*   Koh Young Technology, Inc.........................  4,480    137,245
#   Kolao Holdings....................................  4,818     40,104
*   Kolon Corp........................................  1,151     71,644
*   Kolon Industries, Inc.............................  7,466    371,176
#*  Kolon Life Science, Inc...........................  1,524    281,713
*   KONA I Co., Ltd...................................  4,582    107,882
    Korea Cast Iron Pipe Industries Co., Ltd..........  1,683     15,415
*   Korea Circuit Co., Ltd............................  7,389     68,693
*   Korea District Heating Corp.......................  1,606     79,982
*   Korea Electric Power Corp......................... 15,780    692,714
*   Korea Electric Power Corp. Sponsored ADR.......... 56,037  1,221,607
    Korea Electric Terminal Co., Ltd..................  1,985    166,176
#*  Korea Electronic Certification Authority, Inc.....  4,271     30,827
*   Korea Electronic Power Industrial Development
      Co., Ltd........................................  5,312     20,185
*   Korea Flange Co., Ltd.............................  2,351     24,847
*   Korea Gas Corp....................................  9,730    305,302
#*  Korea Information & Communications Co, Ltd........  3,785     40,470
*   Korea Investment Holdings Co., Ltd................ 11,215    438,785
#*  Korea Kolmar Co., Ltd.............................  4,975    424,025
*   Korea Kolmar Holdings Co., Ltd....................  1,344     66,490
#*  Korea Line Corp...................................  6,199     89,643
#*  Korea PetroChemical Ind Co., Ltd..................  1,205    202,286
*   Korea United Pharm, Inc...........................  2,571     42,373
*   Korea Zinc Co., Ltd...............................  1,495    545,776
*   Korean Air Lines Co., Ltd......................... 13,995    291,141
*   Korean Reinsurance Co............................. 33,660    373,839
    Kortek Corp.......................................  2,429     23,665
    KPX Chemical Co., Ltd.............................    618     23,261
    KT Corp...........................................  2,060     47,496
*   KT Corp. Sponsored ADR............................ 50,580    623,146
*   KT Hitel Co., Ltd.................................  1,730     12,751
    KT Skylife Co., Ltd...............................  9,968    125,305
#*  KTB Investment & Securities Co., Ltd.............. 28,137     52,999
    Kukdo Chemical Co., Ltd...........................  1,317     66,576
*   Kukdong Oil & Chemicals Co., Ltd..................    505     15,136
*   Kumho Electric Co., Ltd...........................  1,900     19,636
*   Kumho Petrochemical Co., Ltd......................  4,274    182,040
#*  Kumho Tire Co., Inc............................... 45,837    240,028
*   Kumkang Kind Co., Ltd.............................    967     27,903

                                     1420

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
*   Kwang Dong Pharmaceutical Co., Ltd................  10,097 $  105,095
#*  Kwang Myung Electric Engineering Co., Ltd.........  10,100     18,005
*   Kwangju Bank......................................   9,756     60,701
*   Kyeryong Construction Industrial Co., Ltd.........   1,581     12,047
#*  Kyobo Securities Co., Ltd.........................  11,174     83,155
#*  Kyung Dong Navien Co., Ltd........................   1,630     40,059
#*  Kyung-In Synthetic Corp...........................   7,428     21,229
#*  Kyungbang, Ltd....................................     320     53,373
*   Kyungchang Industrial Co., Ltd....................   7,192     32,845
*   KyungDong City Gas Co., Ltd.......................     888     56,961
*   Kyungdong Pharm Co., Ltd..........................   2,090     32,671
#*  LB Semicon, Inc...................................  16,693     19,207
#   LEENO Industrial, Inc.............................   4,085    132,560
*   LF Corp...........................................   7,256    157,473
    LG Chem, Ltd......................................   7,438  1,861,214
    LG Display Co., Ltd...............................  36,833    676,969
*   LG Display Co., Ltd. ADR.......................... 172,648  1,562,464
#   LG Hausys, Ltd....................................   2,844    282,530
    LG Household & Health Care, Ltd...................   2,027  1,689,742
#   LG Innotek Co., Ltd...............................   6,283    436,300
#*  LG International Corp.............................  13,208    343,368
#*  LG Life Sciences, Ltd.............................   3,152    184,682
    LG Uplus Corp..................................... 108,252    877,948
*   LMS Co., Ltd......................................   3,047     23,154
*   Lock&Lock Co., Ltd................................   4,513     48,748
*   Loen Entertainment, Inc...........................     264     17,526
*   Lotte Chemical Corp...............................   4,787  1,113,354
*   Lotte Food Co., Ltd...............................     203    160,858
*   LOTTE Himart Co., Ltd.............................   3,499    165,262
#*  Lotte Non-Life Insurance Co., Ltd.................  29,631     68,067
#*  Lotte Shopping Co., Ltd...........................   2,486    494,539
*   LS Corp...........................................   8,618    271,239
#*  Lumens Co., Ltd...................................  25,336    110,481
#   Macquarie Korea Infrastructure Fund...............  98,886    674,003
#*  Macrogen, Inc.....................................   2,610     81,297
*   Maeil Dairy Industry Co., Ltd.....................   2,055     70,347
#*  Mando Corp........................................   1,781    254,641
*   Mcnex Co., Ltd....................................   1,630     38,298
*   MDS Technology Co., Ltd...........................   1,077     19,833
#   Medy-Tox, Inc.....................................     909    394,767
*   MegaStudy Co., Ltd................................   1,272     41,125
*   MegaStudyEdu Co., Ltd.............................     693     33,709
*   Melfas, Inc.......................................   8,686     40,186
#*  Meritz Finance Group, Inc.........................  14,701    151,864
#*  Meritz Fire & Marine Insurance Co., Ltd...........  33,955    425,028
*   Meritz Securities Co., Ltd........................  83,673    258,727
*   Mirae Asset Securities Co., Ltd...................  23,964    380,466
*   Miwon Specialty Chemical Co., Ltd.................      84     21,434
*   MK Electron Co., Ltd..............................   3,143     16,143
*   MNTech Co., Ltd...................................   4,699     19,438
*   Modetour Network, Inc.............................   3,499     93,742
*   Monalisa Co., Ltd.................................   4,836     15,661
*   Moorim P&P Co., Ltd...............................  11,756     41,659

                                     1421

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Moorim Paper Co., Ltd.............................  5,772 $   13,826
*   Motonic Corp......................................  2,770     23,162
*   Namhae Chemical Corp..............................  4,178     32,868
*   Namsun Aluminum Co., Ltd..........................  9,779      9,249
*   Namyang Dairy Products Co., Ltd...................     64     40,589
*   Nanos Co., Ltd....................................    730      4,713
*   Naturalendo Tech Co., Ltd.........................  2,765     42,380
    NAVER Corp........................................  4,974  2,622,639
    NCSoft Corp.......................................  3,539    696,705
#*  Neowiz Games Corp.................................  5,241     71,310
*   NEPES Corp........................................ 10,486     49,099
*   Nexen Corp........................................    995     59,108
*   Nexen Tire Corp................................... 18,210    175,115
#*  Nexolon Co., Ltd..................................  3,343      2,332
#*  Nexon GT Co., Ltd.................................  5,925     55,682
*   NH Investment & Securities Co., Ltd............... 39,276    316,649
#*  NHN Entertainment Corp............................  4,633    186,846
*   NICE Holdings Co., Ltd............................  9,254    160,699
#*  NICE Information Service Co., Ltd................. 21,377    173,430
#*  NK Co., Ltd.......................................  3,712     21,019
*   Nong Shim Holdings Co., Ltd.......................    910    124,740
    Nong Woo Bio Co., Ltd.............................  2,138     41,238
    NongShim Co., Ltd.................................    891    348,320
*   Noroo Holdings Co., Ltd...........................  1,493     29,214
*   NOROO Paint & Coatings Co., Ltd...................  3,900     37,919
*   NPC...............................................    363      2,265
#*  OCI Co., Ltd......................................  6,127    342,754
*   OCI Materials Co., Ltd............................  2,306    215,459
#*  OPTRON-TEC, Inc...................................  5,461     27,990
*   Orion Corp........................................    807    697,217
*   Osstem Implant Co., Ltd...........................  4,499    311,922
#*  Ottogi Corp.......................................    253    299,268
*   Pan Ocean Co., Ltd................................  1,502      3,856
#*  Pan-Pacific Co., Ltd..............................  8,935     31,773
#*  PaperCorea, Inc................................... 55,279     33,503
#   Partron Co., Ltd.................................. 21,564    196,010
*   Paru Co., Ltd..................................... 10,865     50,711
#   Posco M-Tech Co., Ltd............................. 17,041     33,918
*   Power Logics Co., Ltd............................. 10,464     30,954
*   PSK, Inc..........................................  1,006      7,166
*   Pulmuone Co., Ltd.................................    425     69,406
*   Pyeong Hwa Automotive Co., Ltd....................  5,629     60,710
#*  Redrover Co., Ltd.................................  8,113     60,962
*   RFsemi Technologies, Inc..........................  3,027     18,853
*   RFTech Co., Ltd...................................  2,754     15,729
*   Romanson Co., Ltd.................................  1,768     15,307
*   S&C Engine Group, Ltd............................. 29,984     43,166
*   S&T Corp..........................................    669     12,911
    S&T Holdings Co., Ltd.............................  1,995     50,651
*   S&T Motiv Co., Ltd................................  3,016    213,336
    S-1 Corp..........................................  3,773    321,821
*   S-Energy Co., Ltd.................................  3,611     21,183
*   S-MAC Co., Ltd....................................  6,155     15,455

                                     1422

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SOUTH KOREA -- (Continued)
    S-Oil Corp........................................  8,108 $   533,806
*   Sajo Industries Co., Ltd..........................  1,099      57,257
*   SAJOHAEPYO Corp...................................    466       6,809
*   Sam Yung Trading Co., Ltd.........................  2,370      44,128
*   Samchully Co., Ltd................................  1,080      83,485
*   Samchuly Bicycle Co., Ltd.........................    879      14,606
*   Samho Development Co., Ltd........................  6,107      17,386
*   Samho International Co., Ltd......................  2,508      32,952
*   SAMHWA Paints Industrial Co., Ltd.................  3,040      29,524
#*  Samick Musical Instruments Co., Ltd............... 14,805      38,037
    Samick THK Co., Ltd...............................  4,280      32,097
*   Samjin Pharmaceutical Co., Ltd....................  3,398      76,998
    Samkwang Glass....................................    673      48,551
*   Samlip General Foods Co., Ltd.....................    861     231,868
    Samsung Card Co., Ltd.............................  6,759     215,382
#   Samsung Electro-Mechanics Co., Ltd................ 18,118     841,192
    Samsung Electronics Co., Ltd...................... 19,890  19,242,623
    Samsung Electronics Co., Ltd. GDR................. 16,921   8,029,269
#*  Samsung Engineering Co., Ltd......................  3,766      40,046
#   Samsung Fine Chemicals Co., Ltd...................  7,369     233,236
    Samsung Fire & Marine Insurance Co., Ltd.......... 10,006   2,497,693
#*  Samsung Heavy Industries Co., Ltd................. 49,503     436,121
    Samsung Life Insurance Co., Ltd................... 13,014   1,198,677
    Samsung SDI Co., Ltd.............................. 10,268     812,336
*   Samsung Securities Co., Ltd....................... 17,171     546,267
*   SAMT Co., Ltd.....................................  7,876      12,052
*   Samyang Holdings Corp.............................  1,484     220,317
*   Samyang Tongsang Co., Ltd.........................    241       8,838
*   Samyoung Chemical Co., Ltd........................  6,670       9,898
#*  Sangbo Corp.......................................  5,778      15,703
    Sangsin Brake.....................................    245       1,342
#*  Sansung Life & Science Co., Ltd...................  4,610     109,901
*   SBS Contents Hub Co., Ltd.........................  1,410      15,750
*   SBS Media Holdings Co., Ltd....................... 22,546      66,629
*   Seah Besteel Corp.................................  6,200     131,382
*   SeAH Holdings Corp................................    419      49,336
*   SeAH Steel Corp...................................  1,827      77,021
*   Sebang Co., Ltd...................................  5,070      64,389
#*  Seegene, Inc......................................  1,896      61,355
*   Sejong Industrial Co., Ltd........................  6,842      54,579
*   Sekonix Co., Ltd..................................    357       4,704
*   Sempio Foods Co...................................    710      29,147
#*  Seobu T&D.........................................  4,048      68,146
*   Seohan Co., Ltd................................... 15,536      21,966
*   Seohee Construction Co., Ltd...................... 48,053      40,190
#*  Seoul Semiconductor Co., Ltd...................... 15,450     202,070
*   SEOWONINTECH Co., Ltd.............................  4,409      38,301
*   Seoyon Co., Ltd...................................  6,326      61,977
*   Sewon Cellontech Co., Ltd......................... 11,429      34,999
    Sewon Precision Industry Co., Ltd.................  1,917      32,081
#*  SEWOONMEDICAL Co., Ltd............................ 10,144      42,270
#*  SFA Engineering Corp..............................  2,564     113,999
#*  SG Corp........................................... 77,870      75,987

                                     1423

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
*   SH Energy & Chemical Co., Ltd.....................  45,156 $   50,176
*   Shin-heung Machine Co., Ltd.......................   1,336      7,063
*   Shinhan Financial Group Co., Ltd..................  38,789  1,253,772
*   Shinhan Financial Group Co., Ltd. ADR.............  24,568    784,702
    Shinsegae Co., Ltd................................   2,897    516,113
#   Shinsegae Engineering & Construction Co., Ltd.....   1,481     54,347
    Shinsegae Information & Communication Co., Ltd....     372     32,451
    Shinsegae International, Inc......................     432     32,953
*   Shinsung Solar Energy Co., Ltd....................  31,936     48,547
#*  Shinsung Tongsang Co., Ltd........................  52,297     58,233
*   Shinwha Intertek Corp.............................   7,862     13,199
*   Shinwon Corp......................................  19,797     29,154
*   SHOWBOX Corp......................................  10,454     74,940
*   Signetics Corp....................................  17,527     23,193
*   SIGONG TECH Co., Ltd..............................   6,507     33,909
*   Silicon Works Co., Ltd............................   3,521     82,815
*   Silla Co., Ltd....................................   3,715     45,494
*   SIMMTECH HOLDINGS Co., Ltd........................  23,961     44,162
*   SIMPAC, Inc.......................................   5,344     24,099
*   SJM Co., Ltd......................................   3,600     17,878
#*  SK Chemicals Co., Ltd.............................   5,684    383,141
#*  SK Communications Co., Ltd........................   4,426     13,237
#*  SK Gas, Ltd.......................................   2,018    122,674
*   SK Holdings Co., Ltd..............................   9,260  1,831,477
    SK Hynix, Inc..................................... 174,014  4,016,419
*   SK Innovation Co., Ltd............................  12,572  1,389,377
#*  SK Networks Co., Ltd..............................  55,978    256,221
#*  SK Securities Co., Ltd............................  90,181     80,305
    SK Telecom Co., Ltd...............................   1,994    349,770
*   SKC Co., Ltd......................................   9,186    239,242
*   SL Corp...........................................   6,142     90,199
#*  SM Culture & Contents Co., Ltd....................  13,542     30,013
#*  SM Entertainment Co...............................   5,480    199,299
*   Solborn, Inc......................................   3,048     14,416
*   Solid, Inc........................................   6,454     34,333
*   Songwon Industrial Co., Ltd.......................   6,210     77,962
*   Soulbrain Co., Ltd................................   3,851    122,369
*   Ssangyong Cement Industrial Co., Ltd..............   7,736    110,223
#*  STS Semiconductor & Telecommunications............  25,047     47,638
*   STX Corp..........................................   1,655      4,197
#   Suheung Co., Ltd..................................   1,935     60,669
*   Sunchang Corp.....................................   4,035     39,886
*   Sung Kwang Bend Co., Ltd..........................   8,934     65,931
#*  Sungchang Enterprise Holdings, Ltd................   2,311     77,326
*   Sungshin Cement Co., Ltd..........................   7,455     50,862
*   Sungwoo Hitech Co., Ltd...........................  18,826    130,295
*   Sunjin Co., Ltd...................................   1,592     37,452
#*  Suprema HQ, Inc...................................   2,939     39,958
*   Synopex, Inc......................................  28,253     36,666
*   Taekwang Industrial Co., Ltd......................     177    146,877
*   Taewoong Co., Ltd.................................   5,397     61,936
*   Taeyoung Engineering & Construction Co., Ltd......  18,899     76,045

                                     1424

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SOUTH KOREA -- (Continued)
*   Taihan Textile Co., Ltd...........................      62 $  2,851
*   Tailim Packaging Industrial Co., Ltd..............  15,780   38,928
#*  TechWing, Inc.....................................   5,460   39,887
*   Tera Semicon Co., Ltd.............................     573   12,521
    TES Co., Ltd......................................   2,982   35,370
*   TK Chemical Corp..................................  26,714   51,779
#   TK Corp...........................................   8,295   58,711
*   Tokai Carbon Korea Co., Ltd.......................     717   16,356
*   Tongyang Life Insurance Co, Ltd...................  18,048  154,242
*   Top Engineering Co., Ltd..........................   3,447   15,883
*   Toptec Co., Ltd...................................   2,868   64,916
    Tovis Co., Ltd....................................   8,227   52,564
*   TS Corp...........................................   1,940   36,782
*   UBCare Co., Ltd...................................   3,672   12,616
*   Ubiquoss, Inc.....................................   4,502   44,717
*   Ubivelox, Inc.....................................   1,255   13,153
*   Uju Electronics Co., Ltd..........................   3,162   42,431
*   Unid Co., Ltd.....................................   2,292   80,789
*   Uniquest Corp.....................................   2,220    6,150
*   Unison Co., Ltd...................................   6,034    7,398
#*  Value Added Technologies Co., Ltd.................   3,058  123,585
*   Vieworks Co., Ltd.................................   3,242  135,817
#*  Visang Education, Inc.............................   4,557   30,480
#*  Webzen, Inc.......................................   5,851  112,324
#*  WeMade Entertainment Co., Ltd.....................   1,072   35,830
*   Whanin Pharmaceutical Co., Ltd....................     590   10,064
    WillBes & Co. (The)...............................  16,224   29,301
*   Winix, Inc........................................   2,076   20,562
    WiSoL Co., Ltd....................................   6,120   74,000
*   WIZIT Co., Ltd....................................   9,117   11,025
*   WONIK CUBE Corp...................................   3,316    7,745
#*  Wonik IPS Co., Ltd................................  27,505  244,936
#*  Wonik Materials Co., Ltd..........................     810   43,860
*   Wonik QnC Corp....................................     613    8,569
*   Woojeon & Handan Co., Ltd.........................   8,429    7,330
*   Woongjin Co., Ltd.................................  17,063   42,932
#*  Woongjin Energy Co., Ltd..........................  14,020   19,236
*   Woongjin Thinkbig Co., Ltd........................   7,573   75,931
*   Wooree ETI Co., Ltd...............................  15,808   37,960
    Woori Bank........................................  52,434  387,566
    Woori Bank Sponsored ADR..........................   3,029   66,668
#*  Woori Investment Bank Co., Ltd.................... 291,324  125,790
*   Y G-1 Co., Ltd....................................   5,966   52,143
*   YeaRimDang Publishing Co., Ltd....................   3,338   11,438
*   YESCO Co., Ltd....................................     510   15,069
#*  YG Entertainment, Inc.............................   2,213   81,253
*   Yoosung Enterprise Co., Ltd.......................  10,361   31,602
*   Youlchon Chemical Co., Ltd........................   3,560   33,862
*   Young Heung Iron & Steel Co., Ltd.................  13,310   25,966
*   Young Poong Corp..................................     101   80,481
*   Young Poong Precision Corp........................   6,555   44,568
*   Youngone Corp.....................................   6,998  299,431
*   Youngone Holdings Co., Ltd........................   2,290  132,409

                                     1425

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
SOUTH KOREA -- (Continued)
#*  Yuanta Securities Korea Co., Ltd..................  11,199 $     29,454
                                                               ------------
TOTAL SOUTH KOREA.....................................          134,192,767
                                                               ------------
TAIWAN -- (14.3%)
#   A-DATA Technology Co., Ltd........................ 104,605      110,875
    Ability Enterprise Co., Ltd....................... 135,508       80,268
    AcBel Polytech, Inc............................... 198,685      143,667
#   Accton Technology Corp............................ 246,858      253,515
#*  Acer, Inc......................................... 990,287      343,652
    ACES Electronic Co., Ltd..........................  58,000       51,907
    ACHEM TECHNOLOGY Corp.............................  93,526       30,041
*   Acme Electronics Corp.............................  26,000       11,480
    Acter Co., Ltd....................................  13,000       30,904
*   Action Electronics Co., Ltd.......................  45,408        5,059
    Actron Technology Corp............................  33,000      117,311
#   Adlink Technology, Inc............................  38,814       81,070
    Advanced Ceramic X Corp...........................  17,000       99,016
*   Advanced Connectek, Inc........................... 122,000       23,737
    Advanced International Multitech Co., Ltd.........  42,000       23,097
    Advanced Semiconductor Engineering, Inc........... 617,774      663,594
    Advanced Semiconductor Engineering, Inc. ADR...... 165,684      886,409
    Advanced Wireless Semiconductor Co................  58,000      139,794
    Advancetek Enterprise Co., Ltd....................  87,580       43,907
#   Advantech Co., Ltd................................  60,555      363,727
*   AGV Products Corp................................. 283,914       68,739
#   Airtac International Group........................  43,450      207,052
    Alcor Micro Corp..................................  17,000        9,817
#   ALI Corp.......................................... 157,000      113,428
    Alltek Technology Corp............................  24,150       18,442
    Alpha Networks, Inc............................... 130,500       61,964
#   Altek Corp........................................ 117,727       91,895
    Ambassador Hotel (The)............................  50,000       39,972
    AMPOC Far-East Co., Ltd...........................  31,000       19,706
#   AmTRAN Technology Co., Ltd........................ 307,907      142,223
    Anpec Electronics Corp............................  53,454       32,088
    Apacer Technology, Inc............................  82,846       40,330
    APCB, Inc.........................................  70,000       25,092
    Apex Biotechnology Corp...........................  35,477       45,107
    Apex International Co., Ltd.......................  49,710       53,339
    Apex Medical Corp.................................  21,000       23,737
    Apex Science & Engineering........................  68,848       19,303
    Arcadyan Technology Corp..........................  51,859       58,858
#   Ardentec Corp..................................... 199,417      130,117
*   Arima Communications Corp......................... 106,087       21,522
#   Asia Cement Corp.................................. 440,696      346,652
*   Asia Optical Co., Inc............................. 132,000      123,427
    Asia Plastic Recycling Holding, Ltd...............  70,377       36,517
    Asia Polymer Corp................................. 154,560       83,878
#   Asia Vital Components Co., Ltd.................... 148,278      125,432
    ASMedia Technology, Inc...........................   4,000       25,184

                                     1426

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    ASPEED Technology, Inc............................     9,599 $   96,835
    ASROCK, Inc.......................................    20,000     23,553
    Asustek Computer, Inc.............................   133,996  1,086,310
    Aten International Co., Ltd.......................    39,000     79,944
#   AU Optronics Corp................................. 3,684,000    958,038
    AU Optronics Corp. Sponsored ADR..................    78,775    200,089
    Audix Corp........................................    52,800     51,042
#   Aurora Corp.......................................    33,693     53,487
    AV Tech Corp......................................    10,000      7,554
    Avermedia Technologies............................    55,690     16,756
*   Avision, Inc......................................    64,693     14,173
#   AVY Precision Technology, Inc.....................    37,060     52,622
    Awea Mechantronic Co., Ltd........................    12,600     11,748
    Bank of Kaohsiung Co., Ltd........................   141,479     36,736
    BenQ Materials Corp...............................    87,000     49,676
    BES Engineering Corp..............................   788,000    146,652
    Bionime Corp......................................     7,000     10,992
*   Biostar Microtech International Corp..............    73,000     15,419
    Bioteque Corp.....................................    12,010     51,666
#   Bizlink Holding, Inc..............................    39,098    189,264
    Boardtek Electronics Corp.........................    63,000     52,041
    Bright Led Electronics Corp.......................    76,100     21,148
    C Sun Manufacturing, Ltd..........................    68,000     24,439
    Capital Securities Corp...........................   944,731    247,297
#   Career Technology MFG. Co., Ltd...................   156,000    102,262
*   Carnival Industrial Corp..........................    65,000      9,807
    Casetek Holdings, Ltd.............................    36,000    186,792
#   Catcher Technology Co., Ltd.......................   162,509  1,209,116
    Cathay Financial Holding Co., Ltd................. 1,382,125  1,509,455
    Cathay Real Estate Development Co., Ltd...........   381,000    148,230
#   Chailease Holding Co., Ltd........................   178,000    283,862
    ChainQui Construction Development Co., Ltd........    48,000     31,162
*   Champion Building Materials Co., Ltd..............   168,000     33,721
#   Chang Hwa Commercial Bank, Ltd.................... 1,073,293    537,860
    Chang Wah Electromaterials, Inc...................    17,249     41,135
    Channel Well Technology Co., Ltd..................    54,000     34,890
    Charoen Pokphand Enterprise.......................   106,160     70,638
    Chaun-Choung Technology Corp......................    37,000    163,980
    CHC Resources Corp................................    27,618     49,230
    Chen Full International Co., Ltd..................    46,000     59,695
    Chenbro Micom Co., Ltd............................    37,000     43,708
    Cheng Loong Corp..................................   444,480    145,568
#   Cheng Shin Rubber Industry Co., Ltd...............   441,808    682,731
    Cheng Uei Precision Industry Co., Ltd.............   234,159    300,042
*   Chenming Mold Industry Corp.......................    41,000     20,692
    Chia Chang Co., Ltd...............................    89,000     57,738
#   Chicony Electronics Co., Ltd......................   169,575    352,116
    Chien Kuo Construction Co., Ltd...................   138,675     35,403
#   Chilisin Electronics Corp.........................    50,324     97,538
    Chime Ball Technology Co., Ltd....................     9,000     14,885
#   Chimei Materials Technology Corp..................   155,250     89,333
    Chin-Poon Industrial Co., Ltd.....................   171,113    270,720
*   China Airlines, Ltd............................... 1,307,062    444,969

                                     1427

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    China Bills Finance Corp..........................   127,000 $   43,585
    China Chemical & Pharmaceutical Co., Ltd..........   125,000     72,034
    China Development Financial Holding Corp.......... 2,682,579    641,412
    China Ecotek Corp.................................    10,000     16,233
*   China Electric Manufacturing Corp.................   103,000     22,459
    China General Plastics Corp.......................   170,872     71,961
    China Glaze Co., Ltd..............................    61,000     18,304
    China Life Insurance Co., Ltd.....................   935,002    664,077
    China Metal Products..............................   136,190    103,413
#*  China Petrochemical Development Corp.............. 1,132,092    271,419
#   China Steel Chemical Corp.........................    55,227    179,068
#   China Steel Corp.................................. 1,967,940  1,051,987
    China Steel Structure Co., Ltd....................    36,000     20,535
    China Synthetic Rubber Corp.......................   253,681    175,359
    China Wire & Cable Co., Ltd.......................    21,600      7,886
    Chinese Maritime Transport, Ltd...................    33,000     20,139
    Chipbond Technology Corp..........................   266,000    377,208
    Chlitina Holding, Ltd.............................     8,000     78,861
    Chong Hong Construction Co., Ltd..................    58,361     75,122
#   Chroma ATE, Inc...................................    73,466    145,866
    Chun YU Works & Co., Ltd..........................   122,000     50,796
    Chun Yuan Steel...................................   207,999     55,252
*   Chung Hung Steel Corp.............................   438,889     67,924
    Chung Hwa Pulp Corp...............................   206,246     56,785
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................   212,000    108,250
    Chunghwa Telecom Co., Ltd.........................   214,800    665,511
    Chunghwa Telecom Co., Ltd. ADR....................    35,415  1,102,115
#   Chyang Sheng Dyeing & Finishing Co., Ltd..........    53,000     25,690
    Cleanaway Co., Ltd................................    21,000    104,529
    Clevo Co..........................................   232,869    221,185
*   CMC Magnetics Corp................................ 1,061,642    104,036
*   CoAsia Microelectronics Corp......................    63,000     36,198
#   Compal Electronics, Inc........................... 1,666,086    970,245
    Compeq Manufacturing Co., Ltd.....................   509,000    293,053
*   Concord Securities Co., Ltd.......................   276,000     57,696
*   Continental Holdings Corp.........................   229,250     66,076
    Coretronic Corp...................................   292,000    229,481
    Cowealth Medical Holding Co., Ltd.................     6,000      9,535
    Coxon Precise Industrial Co., Ltd.................    59,000     80,011
    Crystalwise Technology, Inc.......................    59,115     18,609
#   CSBC Corp. Taiwan.................................   235,440    105,323
    CTBC Financial Holding Co., Ltd................... 2,793,160  1,311,924
    CTCI Corp.........................................   174,555    193,480
#   Cub Elecparts, Inc................................    13,663    157,090
    CviLux Corp.......................................    39,329     26,571
    Cyberlink Corp....................................    23,356     47,894
    CyberPower Systems, Inc...........................    16,000     55,998
    CyberTAN Technology, Inc..........................   139,576     89,515
#*  D-Link Corp.......................................   419,148    130,918
    DA CIN Construction Co., Ltd......................    71,000     30,715
    Da-Li Development Co., Ltd........................    77,356     44,645
    Dafeng TV, Ltd....................................     9,130     13,764
#*  Danen Technology Corp.............................   188,000     54,727

                                     1428

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CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    Darfon Electronics Corp...........................   109,000 $   56,819
    Darwin Precisions Corp............................   196,000     50,266
*   Delpha Construction Co., Ltd......................    60,639     29,527
#   Delta Electronics, Inc............................   264,940  1,121,392
    Depo Auto Parts Ind Co., Ltd......................    48,000    164,435
    DFI, Inc..........................................    16,460     21,626
    Dimerco Express Corp..............................    34,000     16,037
    Dynacolor, Inc....................................    16,000     25,229
*   Dynamic Electronics Co., Ltd......................   146,006     40,297
    Dynapack International Technology Corp............    75,000    104,381
*   E Ink Holdings, Inc...............................   404,000    175,307
    E-Lead Electronic Co., Ltd........................    39,000     42,507
    E-Life Mall Corp..................................    30,000     49,689
#*  E-Ton Solar Tech Co., Ltd.........................   123,032     41,981
    E.Sun Financial Holding Co., Ltd.................. 1,369,129    710,621
*   Eastern Media International Corp..................   181,406     35,340
    Eclat Textile Co., Ltd............................    47,096    671,077
    Edimax Technology Co., Ltd........................    91,044     34,665
    Edison Opto Corp..................................    54,000     25,483
#   Edom Technology Co., Ltd..........................    72,740     38,536
    eGalax_eMPIA Technology, Inc......................    20,257     31,112
#   Elan Microelectronics Corp........................   131,370    167,725
    Elite Advanced Laser Corp.........................    43,200    165,541
    Elite Material Co., Ltd...........................   118,909    206,783
#   Elite Semiconductor Memory Technology, Inc........   122,000    102,010
    Elitegroup Computer Systems Co., Ltd..............   161,235     95,589
#   eMemory Technology, Inc...........................    23,000    267,879
    ENG Electric Co., Ltd.............................    56,180     29,483
    EnTie Commercial Bank Co., Ltd....................   103,500     44,099
*   Entire Technology Co., Ltd........................    33,000     25,993
*   Episil Holdings, Inc..............................    58,000     13,837
#   Epistar Corp......................................   506,954    431,381
    Eson Precision Ind. Co., Ltd......................    30,000     24,960
    Eternal Materials Co., Ltd........................   247,042    240,333
#   Etron Technology, Inc.............................   212,000     81,704
*   Eva Airways Corp..................................   770,906    405,922
    Everest Textile Co., Ltd..........................   127,000     56,354
    Evergreen International Storage & Transport Corp..   285,000    111,367
#   Everlight Electronics Co., Ltd....................   170,149    284,704
*   Everspring Industry Co., Ltd......................    30,000     17,300
    Excelsior Medical Co., Ltd........................    44,800     67,617
    Far Eastern Department Stores, Ltd................   455,370    228,843
#   Far Eastern International Bank.................... 1,047,414    292,328
    Far Eastern New Century Corp......................   672,560    481,035
    Far EasTone Telecommunications Co., Ltd...........   408,000    843,243
    Faraday Technology Corp...........................    63,442     84,968
*   Farglory F T Z Investment Holding Co., Ltd........    24,000     10,491
#   Farglory Land Development Co., Ltd................   164,442    161,183
    Federal Corp......................................   226,205    101,522
    Feedback Technology Corp..........................    12,000     21,291
    Feng Hsin Steel Co., Ltd..........................   182,550    204,863
    Feng TAY Enterprise Co., Ltd......................   100,096    538,389
    First Copper Technology Co., Ltd..................    36,000      6,828

                                     1429

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   First Financial Holding Co., Ltd.................. 1,766,739 $  806,434
    First Hotel.......................................    71,226     40,057
    First Insurance Co, Ltd. (The)....................    93,606     30,679
    First Steamship Co., Ltd..........................   178,595     46,465
#   FLEXium Interconnect, Inc.........................   125,949    303,500
    Flytech Technology Co., Ltd.......................    41,373    125,709
    FocalTech Systems Co., Ltd........................    80,792     68,930
    Formosa Advanced Technologies Co., Ltd............    74,000     42,820
    Formosa Chemicals & Fibre Corp....................   349,378    754,020
#   Formosa International Hotels Corp.................    16,905    109,828
    Formosa Oilseed Processing Co., Ltd...............    67,000     51,743
    Formosa Optical Technology Co., Ltd...............     7,000     16,893
    Formosa Petrochemical Corp........................   121,000    299,487
    Formosa Plastics Corp.............................   449,134  1,044,514
    Formosan Rubber Group, Inc........................   200,000    102,298
    Formosan Union Chemical...........................    95,266     41,988
    Fortune Electric Co., Ltd.........................    37,000     17,090
    Founding Construction & Development Co., Ltd......    68,058     34,477
    Foxconn Technology Co., Ltd.......................   180,373    349,417
    Foxlink Image Technology Co., Ltd.................    63,000     30,175
    Froch Enterprise Co., Ltd.........................    56,713     15,544
    FSP Technology, Inc...............................    65,886     41,814
    Fubon Financial Holding Co., Ltd.................. 1,266,896  1,398,797
    Fulgent Sun International Holding Co., Ltd........    20,000     31,574
    Fullerton Technology Co., Ltd.....................    69,000     46,886
    Fulltech Fiber Glass Corp.........................   117,544     35,028
    Fwusow Industry Co., Ltd..........................    31,442     12,606
    G Shank Enterprise Co., Ltd.......................    63,382     41,933
*   G Tech Optoelectronics Corp.......................    74,000     25,416
    Gallant Precision Machining Co., Ltd..............    76,000     33,296
    Gamania Digital Entertainment Co., Ltd............    43,000     50,519
    Gemtek Technology Corp............................   160,574     93,480
#*  Genesis Photonics, Inc............................   170,520     41,407
*   Genius Electronic Optical Co., Ltd................    39,071     63,522
    GeoVision, Inc....................................    32,110     68,969
    Getac Technology Corp.............................   197,000    119,600
    Giant Manufacturing Co., Ltd......................    53,287    351,873
*   Giantplus Technology Co., Ltd.....................   118,000     68,917
    Giga Solution Tech Co., Ltd.......................    54,000     30,725
    Gigabyte Technology Co., Ltd......................   304,000    314,791
    Gigasolar Materials Corp..........................     8,280    167,970
#*  Gigastorage Corp..................................   154,213    150,219
    Ginko International Co., Ltd......................    12,000    142,503
#*  Gintech Energy Corp...............................   217,670    211,336
*   Global Brands Manufacture, Ltd....................   101,666     20,344
    Global Lighting Technologies, Inc.................    38,000     74,406
    Global Mixed Mode Technology, Inc.................    29,000     50,643
    Global Unichip Corp...............................    31,000     60,459
    Globe Union Industrial Corp.......................   128,518     54,744
    Gloria Material Technology Corp...................   243,950    124,090
    Glory Science Co., Ltd............................    32,467     47,862
*   Gold Circuit Electronics, Ltd.....................   232,263     63,207
    Goldsun Building Materials Co., Ltd...............   641,730    148,074

                                     1430

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    Good Will Instrument Co., Ltd.....................     6,533 $    3,379
#   Gourmet Master Co., Ltd...........................    28,000    187,034
    Grand Ocean Retail Group, Ltd.....................    28,000     19,771
    Grand Pacific Petrochemical.......................   456,000    211,995
    Grand Plastic Technology Corp.....................    10,000     70,166
#   Grape King Bio, Ltd...............................    42,000    230,433
    Great China Metal Industry........................    90,000     74,826
    Great Taipei Gas Co., Ltd.........................   105,000     69,959
    Great Wall Enterprise Co., Ltd....................   298,682    179,850
#   Greatek Electronics, Inc..........................   131,000    135,477
#*  Green Energy Technology, Inc......................   132,537     87,690
*   GTM Holdings Corp.................................    39,000     13,471
    Hakers Enterprise Co., Ltd........................     6,300     14,380
    Hannstar Board Corp...............................   185,681     55,318
#*  HannStar Display Corp............................. 1,489,667    188,392
*   HannsTouch Solution, Inc..........................   225,743     59,557
    Harvatek Corp.....................................    83,052     31,494
    Hi-Clearance, Inc.................................     5,000     14,683
    Highwealth Construction Corp......................   278,918    259,017
#   Hiroca Holdings, Ltd..............................    24,728     93,027
#   HiTi Digital, Inc.................................    79,956     29,269
    Hitron Technology, Inc............................   128,000     82,032
#   Hiwin Technologies Corp...........................    65,941    243,512
#*  Ho Tung Chemical Corp.............................   469,993     97,438
    Hocheng Corp......................................   137,300     33,241
    Holiday Entertainment Co., Ltd....................    25,000     39,508
#   Holtek Semiconductor, Inc.........................    89,000    131,992
    Holy Stone Enterprise Co., Ltd....................   103,500    100,939
#   Hon Hai Precision Industry Co., Ltd............... 3,292,545  7,746,056
    Hon Hai Precision Industry Co., Ltd. GDR..........   157,070    741,617
    Hong TAI Electric Industrial......................    80,000     19,508
#   Horizon Securities Co., Ltd.......................   220,000     42,121
    Hota Industrial Manufacturing Co., Ltd............    69,919    293,882
    Hotai Motor Co., Ltd..............................    50,000    514,825
    Hsin Kuang Steel Co., Ltd.........................    92,788     34,203
    Hsin Yung Chien Co., Ltd..........................    15,900     35,247
#   Hu Lane Associate, Inc............................    38,151    157,064
*   HUA ENG Wire & Cable..............................   157,000     30,930
#   Hua Nan Financial Holdings Co., Ltd............... 1,071,237    478,036
    Huaku Development Co., Ltd........................   129,465    206,251
    Huang Hsiang Construction Corp....................    60,000     36,495
    Hung Ching Development & Construction Co., Ltd....    68,000     30,977
    Hung Poo Real Estate Development Corp.............   129,609     79,635
    Hung Sheng Construction, Ltd......................   254,000    106,768
    Huxen Corp........................................    10,000     13,203
    Hwa Fong Rubber Co., Ltd..........................   144,540     50,543
*   Hwacom Systems, Inc...............................    43,000     13,111
    I-Chiun Precision Industry Co., Ltd...............    53,000     14,879
    I-Sheng Electric Wire & Cable Co., Ltd............    30,000     30,406
#   Ibase Technology, Inc.............................    54,400     84,607
#   Ichia Technologies, Inc...........................   168,897     79,066
    Ideal Bike Corp...................................    68,000     29,455
    IEI Integration Corp..............................    48,000     57,653

                                     1431

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    ILI Technology Corp...............................    30,748 $   45,558
    Infortrend Technology, Inc........................   110,798     57,795
    Innolux Corp...................................... 4,060,461  1,160,517
#*  Inotera Memories, Inc............................. 1,178,000  1,015,331
    Inpaq Technology Co., Ltd.........................    45,000     27,562
    Intai Technology Corp.............................    14,000     51,518
    Inventec Corp.....................................   924,181    693,227
    Iron Force Industrial Co., Ltd....................    10,000     52,403
    ITE Technology, Inc...............................    63,202     51,920
    ITEQ Corp.........................................   118,299     84,212
    Jentech Precision Industrial Co., Ltd.............    24,000     29,542
    Jess-Link Products Co., Ltd.......................    50,500     41,791
    Jih Sun Financial Holdings Co., Ltd...............   780,151    159,688
#   Johnson Health Tech Co., Ltd......................    38,948     58,642
    K Laser Technology, Inc...........................    55,000     21,096
    Kang Na Hsiung Enterprise Co., Ltd................    59,000     20,477
*   Kao Hsing Chang Iron & Steel......................    91,000     23,068
#   Kaori Heat Treatment Co., Ltd.....................    23,983     32,553
    Kaulin Manufacturing Co., Ltd.....................    60,000     28,559
    KD Holding Corp...................................     6,000     28,599
#   KEE TAI Properties Co., Ltd.......................   170,226     72,106
    Kenda Rubber Industrial Co., Ltd..................   197,511    281,033
    Kenmec Mechanical Engineering Co., Ltd............    86,000     31,772
    Kerry TJ Logistics Co., Ltd.......................    82,000     91,196
    Kindom Construction Corp..........................   163,000     68,721
    King Slide Works Co., Ltd.........................    16,050    208,571
    King Yuan Electronics Co., Ltd....................   564,529    376,245
#   King's Town Bank Co., Ltd.........................   408,000    258,198
    King's Town Construction Co., Ltd.................    62,348     34,457
    Kinik Co..........................................    64,000     96,306
*   Kinko Optical Co., Ltd............................    53,000     23,905
*   Kinpo Electronics.................................   602,028    179,418
    Kinsus Interconnect Technology Corp...............   142,009    298,503
    KMC Kuei Meng International, Inc..................    15,106     55,559
    KS Terminals, Inc.................................    41,760     44,435
    Kung Long Batteries Industrial Co., Ltd...........    32,000    131,750
*   Kung Sing Engineering Corp........................   108,000     35,279
#   Kuo Toong International Co., Ltd..................    89,627     78,386
    Kuoyang Construction Co., Ltd.....................   209,450     66,108
    Kwong Fong Industries Corp........................    71,856     37,267
    KYE Systems Corp..................................   146,426     42,671
    LAN FA Textile....................................   155,277     48,935
    Lanner Electronics, Inc...........................    30,589     36,596
    Largan Precision Co., Ltd.........................    17,306  1,242,108
*   LCY Chemical Corp.................................   241,799    222,240
    Leader Electronics, Inc...........................    67,602     16,744
    Leadtrend Technology Corp.........................     4,159      3,486
    Lealea Enterprise Co., Ltd........................   416,981    111,586
    Ledlink Optics, Inc...............................    23,100     30,516
    Ledtech Electronics Corp..........................    19,000      5,545
    LEE CHI Enterprises Co., Ltd......................   103,000     34,906
    Lelon Electronics Corp............................    38,250     35,427
    Leofoo Development Co., Ltd.......................   135,000     41,700

                                     1432

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
*   LES Enphants Co., Ltd.............................    53,901 $   25,061
    Lextar Electronics Corp...........................   202,000     96,570
*   Li Peng Enterprise Co., Ltd.......................   277,806     66,292
    Lian HWA Food Corp................................    13,305     11,737
    Lien Chang Electronic Enter.......................    63,000     26,866
    Lien Hwa Industrial Corp..........................   314,837    177,506
#   Lingsen Precision Industries, Ltd.................   185,000     45,688
    Lite-On Semiconductor Corp........................   132,213     92,104
    Lite-On Technology Corp...........................   819,707    872,150
    Long Bon International Co., Ltd...................   164,000     89,663
    Long Chen Paper Co., Ltd..........................   234,348     70,409
    Longwell Co.......................................    52,000     46,984
#   Lotes Co., Ltd....................................    36,631    134,033
    Lucky Cement Corp.................................   112,000     32,157
    Lumax International Corp., Ltd....................    48,325     61,638
    Lung Yen Life Service Corp........................    41,000     70,890
    LuxNet Corp.......................................    20,899     47,278
    Macauto Industrial Co., Ltd.......................    17,000     91,077
    Macroblock, Inc...................................     5,000      6,172
#*  Macronix International............................ 2,071,048    245,053
    Mag Layers Scientific-Technics Co., Ltd...........    11,550     12,786
#   Makalot Industrial Co., Ltd.......................    49,941    337,280
    Marketech International Corp......................    58,000     38,322
    Masterlink Securities Corp........................   566,073    150,352
    Mayer Steel Pipe Corp.............................    78,259     29,680
#   MediaTek, Inc.....................................   242,360  1,576,300
    Mega Financial Holding Co., Ltd................... 1,457,669    929,377
    Mercuries & Associates Holding, Ltd...............   187,460    108,540
#   Mercuries Life Insurance Co., Ltd.................   308,276    161,121
#   Merida Industry Co., Ltd..........................    53,415    236,248
#   Merry Electronics Co., Ltd........................    73,906    124,885
    Micro-Star International Co., Ltd.................   362,233    459,639
*   Microbio Co., Ltd.................................   128,572     96,415
*   Microelectronics Technology, Inc..................    24,119      8,967
    Microlife Corp....................................    12,600     32,489
    Mildef Crete, Inc.................................    28,000     33,779
    MIN AIK Technology Co., Ltd.......................    58,000     87,209
    Mirle Automation Corp.............................    70,398     70,106
#   Mitac Holdings Corp...............................   239,483    162,401
    Mobiletron Electronics Co., Ltd...................    24,000     30,405
#*  Motech Industries, Inc............................   156,000    190,425
    MPI Corp..........................................    35,000     61,820
    Nak Sealing Technologies Corp.....................    25,000     61,337
#   Namchow Chemical Industrial Co., Ltd..............    71,000    129,580
*   Nan Kang Rubber Tire Co., Ltd.....................    96,139     78,823
    Nan Liu Enterprise Co., Ltd.......................     6,000     27,081
    Nan Ren Lake Leisure Amusement Co., Ltd...........    99,000     24,134
    Nan Ya Plastics Corp..............................   515,674    902,402
    Nan Ya Printed Circuit Board Corp.................   118,072    116,850
    Nantex Industry Co., Ltd..........................    67,950     49,326
    National Petroleum Co., Ltd.......................    37,000     39,811
#   Neo Solar Power Corp..............................   356,477    234,211

                                     1433

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
    Netronix, Inc.....................................  18,000 $   28,367
    New Asia Construction & Development Corp..........  43,880      8,188
    New Era Electronics Co., Ltd......................  39,000     26,522
*   Newmax Technology Co., Ltd........................  49,077     21,538
#   Nexcom International Co., Ltd.....................  30,000     25,193
    Nichidenbo Corp...................................  28,975     18,956
    Nien Hsing Textile Co., Ltd....................... 125,476     81,266
    Nishoku Technology, Inc...........................   9,000     11,117
#   Novatek Microelectronics Corp..................... 182,000    763,013
    Nuvoton Technology Corp...........................  26,000     23,952
#*  Ocean Plastics Co., Ltd...........................  51,000     37,528
    OptoTech Corp..................................... 256,000     76,999
    Orient Europharma Co., Ltd........................  10,000     15,677
*   Orient Semiconductor Electronics, Ltd............. 278,000     92,840
#   Oriental Union Chemical Corp...................... 238,821    139,314
    Pacific Construction Co........................... 167,000     74,331
    Pacific Hospital Supply Co., Ltd..................  28,000     70,189
    Paiho Shih Holdings Corp..........................  16,000     15,603
    Pan Jit International, Inc........................ 197,000     79,490
    Pan-International Industrial Corp................. 191,514     69,734
#   Parade Technologies, Ltd..........................  26,400    210,227
    Paragon Technologies Co., Ltd.....................  30,762     24,836
#   PChome Online, Inc................................  24,885    225,702
#   Pegatron Corp..................................... 632,037  1,444,313
    Phihong Technology Co., Ltd....................... 128,584     44,500
    Phison Electronics Corp...........................  41,000    298,282
    Phoenix Tours International, Inc..................  14,700     15,988
    Pixart Imaging, Inc...............................  39,030     88,286
    Polytronics Technology Corp.......................  25,000     46,460
    Portwell, Inc.....................................  52,000     66,055
    Posiflex Technology, Inc..........................  19,671     93,595
    Pou Chen Corp..................................... 627,144    785,011
    Power Mate Technology Co., Ltd....................  10,000     17,444
    Power Quotient International Co., Ltd.............  66,800     20,960
    Powertech Industrial Co., Ltd.....................  16,000      6,020
    Powertech Technology, Inc......................... 377,400    792,608
    Poya International Co., Ltd.......................  23,443    215,889
#   President Chain Store Corp........................ 118,000    780,281
    President Securities Corp......................... 375,932    142,422
*   Prime Electronics Satellitics, Inc................  57,750     12,833
    Prince Housing & Development Corp................. 573,087    159,165
*   Princeton Technology Corp......................... 105,000     20,543
    Promate Electronic Co., Ltd.......................  63,000     56,735
    Promise Technology, Inc...........................  76,000     48,495
#   Qisda Corp........................................ 819,439    248,323
    Qualipoly Chemical Corp.(6422318).................  36,000     34,654
    Qualipoly Chemical Corp...........................   2,285        130
#   Quanta Computer, Inc.............................. 543,715    866,650
*   Quintain Steel Co., Ltd...........................  63,748     13,011
#   Radiant Opto-Electronics Corp..................... 160,144    313,056
    Radium Life Tech Co., Ltd......................... 324,056     99,791
    Ralec Electronic Corp.............................  16,000     23,456
    Realtek Semiconductor Corp........................ 125,268    311,673

                                     1434

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Rechi Precision Co., Ltd..........................   152,173 $110,867
#   Rich Development Co., Ltd.........................   300,254   78,934
    Richtek Technology Corp...........................    24,022  138,953
#*  Ritek Corp........................................ 1,371,117  110,374
    Rotam Global Agrosciences, Ltd....................    37,830   33,131
    Ruentex Development Co., Ltd......................   232,340  268,812
    Ruentex Engineering & Construction Co.............    11,000   12,740
    Ruentex Industries, Ltd...........................    81,235  133,448
    Run Long Construction Co., Ltd....................    65,242   48,912
    Sampo Corp........................................   225,000   78,346
    San Fang Chemical Industry Co., Ltd...............    68,925   75,013
    San Shing Fastech Corp............................    35,479   68,150
#*  Sanyang Motor Co., Ltd............................   207,684  132,359
    SCI Pharmtech, Inc................................    23,000   51,391
#   Scientech Corp....................................    13,000   26,786
    ScinoPharm Taiwan, Ltd............................    21,840   33,035
    SDI Corp..........................................    52,000   40,048
    Sea Sonic Electronics Co., Ltd....................    15,000   13,694
    Senao International Co., Ltd......................    29,000   34,751
    Sercomm Corp......................................    98,000  240,114
    Sesoda Corp.......................................    71,074   66,595
    Sheng Yu Steel Co., Ltd...........................    49,000   24,897
    ShenMao Technology, Inc...........................    35,435   26,609
    Shih Her Technologies, Inc........................    20,000   20,459
    Shih Wei Navigation Co., Ltd......................   117,980   40,401
    Shihlin Electric & Engineering Corp...............    95,000  113,001
*   Shihlin Paper Corp................................    22,000   19,033
#   Shin Kong Financial Holding Co., Ltd.............. 2,614,235  501,888
    Shin Zu Shing Co., Ltd............................    60,149  224,742
    Shinih Enterprise Co., Ltd........................    17,000   10,923
*   Shining Building Business Co., Ltd................   165,874   47,014
    Shinkong Insurance Co., Ltd.......................   108,000   72,405
    Shinkong Synthetic Fibers Corp....................   685,191  177,994
    Shinkong Textile Co., Ltd.........................    45,800   48,346
    Shiny Chemical Industrial Co., Ltd................    24,112   28,419
*   Shuttle, Inc......................................   200,000   47,263
    Sigurd Microelectronics Corp......................   182,559  115,618
    Siliconware Precision Industries Co., Ltd.........   164,800  255,210
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................    32,444  248,845
    Silitech Technology Corp..........................    56,396   30,103
    Simplo Technology Co., Ltd........................   106,000  320,812
    Sinbon Electronics Co., Ltd.......................    79,532  147,812
    Sincere Navigation Corp...........................   161,350   94,652
*   Singatron Enterprise Co., Ltd.....................    15,000    3,561
    Sinher Technology, Inc............................    11,000   13,298
    Sinmag Equipment Corp.............................    15,169   40,969
    Sino-American Silicon Products, Inc...............   298,000  381,577
    Sinon Corp........................................   181,000   69,140
#   SinoPac Financial Holdings Co., Ltd............... 1,812,895  487,467
    Sinphar Pharmaceutical Co., Ltd...................    49,000   40,734
    Sinyi Realty, Inc.................................    67,011   52,380
#   Sirtec International Co., Ltd.....................    59,000   61,814
    Sitronix Technology Corp..........................    58,434  173,492

                                     1435

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Siward Crystal Technology Co., Ltd................   111,000 $ 63,754
    Solar Applied Materials Technology Co.............   165,000   90,051
    Solartech Energy Corp.............................   173,000   97,290
    Sonix Technology Co., Ltd.........................    67,000   71,738
    Southeast Cement Co., Ltd.........................   137,000   56,938
#   Sporton International, Inc........................    28,044  168,820
    St Shine Optical Co., Ltd.........................    21,000  407,767
#   Standard Chemical & Pharmaceutical Co., Ltd.......    51,000   52,952
#   Standard Foods Corp...............................    98,200  235,724
    Stark Technology, Inc.............................    39,000   28,656
    Sunonwealth Electric Machine Industry Co., Ltd....    79,000   47,554
    Sunrex Technology Corp............................   105,310   46,447
#   Sunspring Metal Corp..............................    34,000   45,730
    Supreme Electronics Co., Ltd......................   131,022   52,979
#   Swancor Ind Co., Ltd..............................    18,435   88,241
    Sweeten Construction Co., Ltd.....................    31,381   14,569
    Syncmold Enterprise Corp..........................    56,000   77,719
    Synnex Technology International Corp..............   401,874  378,018
    Sysage Technology Co., Ltd........................    36,325   27,528
    T-Mac Techvest PCB Co., Ltd.......................    61,000   18,986
#   TA Chen Stainless Pipe............................   301,199  130,386
*   Ta Chong Bank, Ltd................................   823,057  318,510
    Ta Chong Securities Co., Ltd......................    69,000   18,551
*   Ta Ya Electric Wire & Cable.......................   209,174   27,230
    TA-I Technology Co., Ltd..........................    57,828   25,668
    Tah Hsin Industrial Corp..........................    45,000   30,533
    Tai Tung Communication Co., Ltd...................    31,373   19,814
#   Taichung Commercial Bank Co., Ltd.................   981,404  271,140
    TaiDoc Technology Corp............................    24,000   68,458
    Taiflex Scientific Co., Ltd.......................    77,000   84,074
    Taimide Tech, Inc.................................    27,000   20,391
    Tainan Enterprises Co., Ltd.......................    67,000   76,296
#   Tainan Spinning Co., Ltd..........................   577,568  235,987
    Tainergy Tech Co., Ltd............................    58,000   36,380
    Taishin Financial Holding Co., Ltd................ 2,025,481  658,193
*   Taisun Enterprise Co., Ltd........................   116,670   41,452
*   Taita Chemical Co., Ltd...........................    63,000   14,082
    Taiwan Acceptance Corp............................    54,000  111,735
*   Taiwan Business Bank.............................. 1,328,464  321,033
    Taiwan Cement Corp................................ 1,031,375  829,678
#   Taiwan Chinsan Electronic Industrial Co., Ltd.....    47,000   57,605
    Taiwan Cogeneration Corp..........................   194,077  134,844
    Taiwan Cooperative Financial Holding Co., Ltd..... 1,450,279  602,941
    Taiwan Fertilizer Co., Ltd........................   239,000  302,717
    Taiwan Fire & Marine Insurance Co., Ltd...........    80,520   50,668
    Taiwan FU Hsing Industrial Co., Ltd...............    72,000   97,394
#*  Taiwan Glass Industry Corp........................   447,532  160,859
#   Taiwan Hon Chuan Enterprise Co., Ltd..............   147,455  199,508
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.....    71,000   40,688
*   Taiwan Kolin Co., Ltd.............................   292,000       --
#   Taiwan Land Development Corp......................   298,741   92,799
    Taiwan Line Tek Electronic........................    53,196   26,518
    Taiwan Mobile Co., Ltd............................   253,800  763,631

                                     1436

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
    Taiwan Navigation Co., Ltd........................    71,000 $    26,675
    Taiwan Paiho, Ltd.................................   111,068     277,821
#   Taiwan PCB Techvest Co., Ltd......................   129,733     122,393
*   Taiwan Prosperity Chemical Corp...................    62,000      28,633
*   Taiwan Pulp & Paper Corp..........................   139,000      44,355
    Taiwan Sakura Corp................................    92,000      50,261
    Taiwan Sanyo Electric Co., Ltd....................    23,800      16,995
#   Taiwan Secom Co., Ltd.............................    71,795     200,409
    Taiwan Semiconductor Co., Ltd.....................   118,000     116,032
    Taiwan Semiconductor Manufacturing Co., Ltd....... 2,070,214   8,914,190
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................   496,210  11,090,293
    Taiwan Shin Kong Security Co., Ltd................   107,150     123,813
#*  Taiwan Styrene Monomer............................   223,164     114,101
    Taiwan Surface Mounting Technology Corp...........   145,845     121,941
#   Taiwan TEA Corp...................................   323,648     132,840
    Taiwan Union Technology Corp......................   102,000      74,833
    Taiyen Biotech Co., Ltd...........................    72,712      71,340
*   Tatung Co., Ltd................................... 1,046,688     163,677
    Te Chang Construction Co., Ltd....................    23,058      16,588
    Teco Electric and Machinery Co., Ltd..............   643,000     504,772
*   Tekcore Co., Ltd..................................    12,000       1,258
    Test Research, Inc................................    78,571     107,919
    Test Rite International Co., Ltd..................   130,568      78,044
    Tex-Ray Industrial Co., Ltd.......................    85,000      40,562
    Thinking Electronic Industrial Co., Ltd...........    43,000      65,651
    Thye Ming Industrial Co., Ltd.....................    46,125      39,112
#   Ton Yi Industrial Corp............................   342,300     151,402
#   Tong Hsing Electronic Industries, Ltd.............    75,009     158,781
    Tong Yang Industry Co., Ltd.......................   197,640     274,566
    Tong-Tai Machine & Tool Co., Ltd..................   104,711      74,421
    Topco Scientific Co., Ltd.........................    61,186      98,143
    Topco Technologies Corp...........................    17,000      31,599
    Topoint Technology Co., Ltd.......................    56,540      36,811
#   Toung Loong Textile Manufacturing.................    30,000      84,232
#   TPK Holding Co., Ltd..............................   124,000     256,401
    Transasia Airways Corp............................   114,127      25,188
    Transcend Information, Inc........................    47,890     129,737
    Tripod Technology Corp............................   236,170     389,928
    TrueLight Corp....................................    41,000     108,292
    Tsann Kuen Enterprise Co., Ltd....................    32,000      19,584
    TSC Auto ID Technology Co., Ltd...................    10,700      91,517
#   TSRC Corp.........................................   277,452     198,179
    Ttet Union Corp...................................    19,000      42,351
    TTFB Co., Ltd.....................................     5,000      31,820
#   Tung Ho Steel Enterprise Corp.....................   401,654     203,525
#   Tung Thih Electronic Co., Ltd.....................    23,073     261,039
#   TURVO International Co., Ltd......................    31,250      68,628
    TXC Corp..........................................   164,204     173,258
    TYC Brother Industrial Co., Ltd...................   104,091      74,444
*   Tycoons Group Enterprise..........................   221,000      24,736
    Tyntek Corp.......................................   133,922      58,404
    U-Ming Marine Transport Corp......................   188,000     139,628
    Uni-President Enterprises Corp.................... 1,171,577   1,959,158

                                     1437

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   Unimicron Technology Corp.........................   736,312 $  295,609
    Union Bank Of Taiwan..............................   689,484    191,053
    Union Insurance Co., Ltd..........................    39,397     17,099
    Unitech Computer Co., Ltd.........................    38,000     17,777
    Unitech Printed Circuit Board Corp................   290,979    101,598
    United Integrated Services Co., Ltd...............    82,000    106,152
#   United Microelectronics Corp...................... 4,969,081  1,936,299
#   United Microelectronics Corp. Sponsored ADR.......   146,700    287,532
    United Orthopedic Corp............................    13,973     29,080
#   Unity Opto Technology Co., Ltd....................   121,593     68,071
    Universal Cement Corp.............................   199,051    122,205
    Universal Microwave Technology, Inc...............     9,000     17,188
#   Unizyx Holding Corp...............................   190,118     75,878
    UPC Technology Corp...............................   384,458    101,163
    USI Corp..........................................   414,372    160,909
    Usun Technology Co., Ltd..........................    22,000     36,429
    Vanguard International Semiconductor Corp.........   308,000    442,163
    Ve Wong Corp......................................    34,000     23,083
    Viking Tech Corp..................................    26,000     18,725
    Visual Photonics Epitaxy Co., Ltd.................    75,677    116,248
    Vivotek, Inc......................................    38,160     93,470
#*  Wafer Works Corp..................................   214,381     75,469
    Wah Hong Industrial Corp..........................    19,694     10,904
    Wah Lee Industrial Corp...........................   103,000    134,140
#*  Walsin Lihwa Corp................................. 1,428,000    306,881
    Walsin Technology Corp............................   230,947    130,880
    Walton Advanced Engineering, Inc..................   178,000     43,301
    WAN HWA Enterprise Co.............................    11,334      4,932
#*  Wei Chuan Foods Corp..............................   147,000     77,923
*   Wei Mon Industry Co., Ltd.........................    72,277      1,951
    Weikeng Industrial Co., Ltd.......................    72,750     40,960
    Well Shin Technology Co., Ltd.....................    29,160     42,660
#   Win Semiconductors Corp...........................   230,457    367,270
#*  Winbond Electronics Corp.......................... 1,497,000    399,174
    Wintek Corp.......................................   461,871      4,753
#   Wisdom Marine Lines Co., Ltd......................   134,060    143,630
#   Wistron Corp......................................   914,650    519,743
    Wistron NeWeb Corp................................   103,939    264,891
    WPG Holdings, Ltd.................................   571,847    556,765
#   WT Microelectronics Co., Ltd......................   191,412    199,140
#   WUS Printed Circuit Co., Ltd......................   152,000    119,910
    X-Legend Entertainment Co., Ltd...................     7,033     14,863
    XAC Automation Corp...............................    18,000     37,539
#   Xxentria Technology Materials Corp................    33,211     86,107
    Yageo Corp........................................   232,682    367,289
    YC Co., Ltd.......................................   172,043     61,231
    YC INOX Co., Ltd..................................   174,000     99,676
    YCC Parts Manufacturing Co., Ltd..................     7,000     11,679
#   Yeong Guan Energy Technology Group Co., Ltd.......    22,212    140,375
    YFY, Inc..........................................   635,891    193,346
#   Yi Jinn Industrial Co., Ltd.......................   129,000     44,947
    Yieh Phui Enterprise Co., Ltd.....................   505,274    110,602
    Yonyu Plastics Co., Ltd...........................    23,000     16,342

                                     1438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
TAIWAN -- (Continued)
*   Young Fast Optoelectronics Co., Ltd...............    50,298 $     15,832
    Young Optics, Inc.................................    15,000       15,340
    Youngtek Electronics Corp.........................    57,257       80,434
#   Yuanta Financial Holding Co., Ltd................. 1,706,761      529,991
    Yulon Motor Co., Ltd..............................   316,783      281,879
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    25,362       54,732
    Yungshin Construction & Development Co., Ltd......    32,400       25,563
    YungShin Global Holding Corp......................    63,000       89,323
#   Yungtay Engineering Co., Ltd......................   165,000      215,137
    Zeng Hsing Industrial Co., Ltd....................    27,837      119,233
    Zenitron Corp.....................................   104,000       49,445
    Zhen Ding Technology Holding, Ltd.................   149,000      316,749
#   Zig Sheng Industrial Co., Ltd.....................   205,231       56,106
#   Zinwell Corp......................................    97,010      163,180
    Zippy Technology Corp.............................    55,000       67,795
    ZongTai Real Estate Development Co., Ltd..........    83,495       29,693
                                                                 ------------
TOTAL TAIWAN..........................................            136,670,081
                                                                 ------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL.................................    84,120       24,483
    Advanced Info Service PCL.........................   228,000    1,078,346
    Advanced Information Technology PCL...............    14,700       11,108
    Airports of Thailand PCL..........................   102,900    1,088,538
*   AJ Plast PCL......................................    60,300        9,788
    Amata Corp. PCL...................................   388,600      133,766
    Ananda Development PCL............................   999,400       96,773
    AP Thailand PCL...................................   914,402      142,026
    Asia Aviation PCL................................. 1,276,600      203,641
    Asia Green Energy PCL.............................   102,314        3,465
    Asia Plus Group Holdings PCL......................   736,000       70,855
    Asian Insulators PCL..............................   955,920       15,249
    Bangchak Petroleum PCL (The)......................   280,700      229,776
    Bangkok Aviation Fuel Services PCL................   114,950       94,900
    Bangkok Bank PCL(6077019).........................     9,800       42,099
    Bangkok Bank PCL(6368360).........................    67,100      286,371
*   Bangkok Expressway & Metro PCL.................... 2,043,535      305,965
    Bangkok Insurance PCL.............................     3,580       35,767
    Bangkok Land PCL.................................. 5,903,500      236,256
    Bangkok Life Assurance PCL........................   149,340      197,476
    Banpu PCL(BJFHBT4)................................   349,900      164,509
    Banpu PCL(6368348)................................    21,000        9,873
    Beauty Community PCL.............................. 1,159,400      168,723
    BEC World PCL.....................................   306,600      257,413
    Berli Jucker PCL..................................   238,200      223,318
    Big C Supercenter PCL(6368434)....................    83,000      520,311
    Big C Supercenter PCL(6763932)....................    22,000      137,914
    Cal-Comp Electronics Thailand PCL................. 1,098,044      106,324
    Central Pattana PCL...............................   414,600      519,229
    Central Plaza Hotel PCL...........................   283,100      312,949
    CH Karnchang PCL..................................   197,972      142,665
    Charoen Pokphand Foods PCL........................   776,393      423,694
    Charoong Thai Wire & Cable PCL....................    88,000       20,564
*   Christiani & Nielsen Thai.........................    91,300        7,921

                                     1439

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
THAILAND -- (Continued)
    Chularat Hospital PCL............................. 1,734,700 $  117,483
    CK Power PCL...................................... 1,375,100     80,045
*   Country Group Development PCL..................... 1,768,300     58,395
    CP ALL PCL........................................   724,700    826,461
    CS Loxinfo PCL....................................    30,600      5,181
    Delta Electronics Thailand PCL....................   108,200    239,973
    Demco PCL.........................................    84,400     16,888
    Dhipaya Insurance PCL.............................    63,400     66,092
    Diamond Building Products PCL.....................   265,800     30,052
    DSG International Thailand PCL....................    93,800      7,928
    Dynasty Ceramic PCL............................... 1,193,500    143,624
    Eastern Water Resources Development and
      Management PCL..................................   271,000     89,493
    Energy Absolute PCL...............................   299,400    186,850
    Erawan Group PCL (The)............................   598,800     64,685
*   Esso Thailand PCL.................................   810,000    110,169
*   G J Steel PCL..................................... 1,140,750      4,150
    GFPT PCL..........................................   373,500    127,523
    Glow Energy PCL...................................   144,400    309,147
    Golden Land Property Development PCL..............   244,800     40,078
    Grand Canal Land PCL..............................   605,900     48,157
    Grande Asset Hotels & Property PCL................   558,600     12,819
    Hana Microelectronics PCL.........................   127,901    109,172
    Home Product Center PCL........................... 2,041,927    388,585
    ICC International PCL.............................    27,800     29,759
    Indorama Ventures PCL.............................   695,400    408,687
    Intouch Holdings PCL..............................    98,000    154,271
    IRPC PCL.......................................... 3,008,500    358,671
*   Italian-Thai Development PCL......................   276,166     53,714
*   JAS Asset PCL.....................................    16,707      1,655
    Jasmine International PCL......................... 1,666,100    145,476
    Jay Mart PCL......................................   181,950     39,208
    Karmarts PCL......................................    77,100     16,399
    Kasikornbank PCL(6364766).........................   227,200  1,077,742
    Kasikornbank PCL(6888794).........................    94,500    450,913
    KCE Electronics PCL...............................   161,300    344,200
    KGI Securities Thailand PCL.......................   632,600     61,609
    Khon Kaen Sugar Industry PCL......................   584,640     60,865
    Kiatnakin Bank PCL................................   241,900    269,097
    Krung Thai Bank PCL...............................   785,950    382,720
    Krungthai Card PCL................................    99,400    242,015
    Land & Houses PCL................................. 1,194,220    294,106
    Lanna Resources PCL...............................    67,200     16,926
    LH Financial Group PCL............................ 3,533,800    154,278
    Loxley PCL........................................   552,270     41,730
    LPN Development PCL...............................   394,200    162,170
    Major Cineplex Group PCL..........................   254,100    199,113
    Maybank Kim Eng Securities Thailand PCL...........    40,700     26,311
    MBK PCL...........................................   251,000     97,639
    MCOT PCL..........................................   120,300     29,458
    Mega Lifesciences PCL.............................    23,800     10,590
*   Millcon Steel PCL.................................   409,800     13,304
    Minor International PCL...........................   274,186    258,974
    MK Restaurants Group PCL..........................    67,600    101,213

                                     1440

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
THAILAND -- (Continued)
    Modernform Group PCL..............................    18,700 $    4,056
    Namyong Terminal PCL..............................    65,100     26,417
    Nation Multimedia Group PCL.......................   753,500     28,890
    Polyplex Thailand PCL.............................   144,500     26,083
*   Precious Shipping PCL.............................   398,350     54,849
    Premier Marketing PCL.............................   180,500     51,019
    Property Perfect PCL.............................. 2,873,200     63,523
    Pruksa Real Estate PCL............................   475,200    335,795
    PTG Energy PCL....................................   371,900    144,670
    PTT Exploration & Production PCL..................   869,086  1,386,354
    PTT Global Chemical PCL...........................   359,356    540,555
    PTT PCL(6420390)..................................   366,900  2,423,239
    PTT PCL(6420408)..................................    28,700    189,553
    Quality Houses PCL................................ 3,068,513    187,207
*   Raimon Land PCL................................... 1,142,800     41,577
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................   117,800    164,012
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    63,600     88,550
    Ratchthani Leasing PCL............................   866,500     80,509
    Regional Container Lines PCL......................   247,200     36,666
    Robinson Department Store PCL.....................    97,300    104,836
    Rojana Industrial Park PCL........................   469,632     67,029
    RS PCL............................................   305,200     77,725
*   Sahaviriya Steel Industries PCL................... 5,877,500      6,579
    Samart Corp. PCL..................................   276,800    147,183
    Samart I-Mobile PCL............................... 1,001,300     32,225
    Samart Telcoms PCL................................   219,900     98,465
    Sansiri PCL....................................... 3,705,233    156,577
    SC Asset Corp PCL................................. 1,048,696     85,111
    Siam Cement PCL (The)(6609906)....................    10,000    120,898
    Siam Cement PCL (The)(6609928)....................    72,450    875,908
    Siam City Cement PCL..............................    42,500    329,462
    Siam Commercial Bank PCL (The)....................   268,000    975,023
    Siam Future Development PCL.......................   559,350     96,271
    Siam Global House PCL.............................   318,409     80,198
    Siamgas & Petrochemicals PCL......................   277,900     80,883
    Sino-Thai Engineering & Construction PCL..........   161,842     97,832
    SNC Former PCL....................................    42,000     16,103
    Somboon Advance Technology PCL....................   131,150     56,156
    SPCG PCL..........................................   254,100    145,068
    Sri Ayudhya Capital PCL...........................    20,800     20,374
    Sri Trang Agro-Industry PCL.......................   422,000    122,824
    Sriracha Construction PCL.........................    90,600     32,201
    Srithai Superware PCL.............................   898,400     53,805
    STP & I PCL.......................................   503,080    140,087
    Supalai PCL.......................................   466,400    237,556
    Susco PCL.........................................    46,500      3,722
*   SVI PCL...........................................   236,485     37,062
    Symphony Communication PCL........................    14,600      3,514
    Syntec Construction PCL...........................   273,200     23,090
*   Tata Steel Thailand PCL........................... 1,019,200     14,547
    Thai Agro Energy PCL..............................    13,440      1,219
*   Thai Airways International PCL....................   657,200    151,736
    Thai Carbon Black PCL.............................    27,200     15,453

                                     1441

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
THAILAND -- (Continued)
    Thai Central Chemical PCL.........................    23,300 $    16,465
    Thai Oil PCL......................................   147,700     265,577
*   Thai Reinsurance PCL..............................   149,200      11,274
    Thai Rung Union Car PCL...........................   116,640      12,600
    Thai Stanley Electric PCL.........................    11,300      55,342
    Thai Union Group PCL..............................   787,532     405,530
    Thai Vegetable Oil PCL............................   319,800     204,951
    Thai-German Ceramic Industry PCL..................   208,400      14,814
    Thaicom PCL.......................................   263,300     197,111
    Thanachart Capital PCL............................   241,800     255,452
    Thitikorn PCL.....................................    50,500      13,991
    Thoresen Thai Agencies PCL........................   544,956     117,433
    Ticon Industrial Connection PCL...................   289,104      93,853
*   TIPCO Foods PCL...................................    34,300      16,030
    Tisco Financial Group PCL.........................   174,700     206,565
    TMB Bank PCL...................................... 4,617,400     333,391
    Total Access Communication PCL....................   391,400     366,946
    TPI Polene PCL.................................... 3,422,700     214,562
*   True Corp. PCL.................................... 3,527,987     701,006
    TTCL PCL(B5ML0D8).................................    25,329      10,916
    TTCL PCL(BWY4Y10).................................    78,710      33,922
    TTW PCL...........................................   674,700     190,708
    Union Mosaic Industry PCL (The)...................    67,500       7,518
    Unique Engineering & Construction PCL.............   249,050     122,669
    Univanich Palm Oil PCL............................    37,000       7,093
    Univentures PCL...................................   249,500      41,895
    Vanachai Group PCL................................   359,520     146,897
    VGI Global Media PCL.............................. 1,265,400     135,986
    Vinythai PCL......................................   159,500      43,298
    Workpoint Entertainment PCL.......................    43,260      46,610
                                                                 -----------
TOTAL THAILAND........................................            30,578,469
                                                                 -----------
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A.................    40,598      80,827
#   Adel Kalemcilik Ticaret ve Sanayi A.S.............     2,091      40,750
#*  Afyon Cimento Sanayi TAS..........................    35,951      72,025
    Akbank TAS........................................   505,431   1,235,152
    Akcansa Cimento A.S...............................    40,917     182,533
#*  Akenerji Elektrik Uretim A.S......................   134,047      40,911
#   Akfen Holding A.S.................................    46,043     202,850
#   Aksa Akrilik Kimya Sanayii AS.....................    47,277     164,925
    Aksigorta A.S.....................................    59,107      32,089
#   Alarko Holding A.S................................    85,944     105,884
#   Alkim Alkali Kimya A.S............................     2,621      12,188
    Anadolu Anonim Tuerk Sigorta Sirketi..............   121,131      66,453
*   Anadolu Cam Sanayii A.S...........................   120,450      69,533
    Anadolu Hayat Emeklilik A.S.......................    41,462      77,322
    Arcelik A.S.......................................   132,623     692,824
*   Asya Katilim Bankasi A.S..........................   202,146      38,884
#   Bagfas Bandirma Gubre Fabrikalari A.S.............    12,674      56,565
    Baticim Bati Anadolu Cimento Sanayii A.S..........    18,986      41,672
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   136,253     137,384

                                     1442

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
    BIM Birlesik Magazalar A.S........................  68,684 $1,162,445
    Bolu Cimento Sanayii A.S..........................  59,537    102,933
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....  48,179    102,222
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.......   2,373     67,339
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...  35,621     88,427
    Bursa Cimento Fabrikasi A.S.......................  15,037     20,639
    Celebi Hava Servisi A.S...........................   7,371     89,000
    Cimsa Cimento Sanayi VE Ticaret A.S...............  41,101    200,531
#   Coca-Cola Icecek A.S..............................  21,008    233,410
*   Dogan Sirketler Grubu Holding A.S................. 634,356    116,318
#   Dogus Otomotiv Servis ve Ticaret A.S..............  51,987    191,959
    EGE Endustri VE Ticaret A.S.......................   1,584    167,732
#   EGE Seramik Sanayi ve Ticaret A.S.................  25,836     36,743
    Enka Insaat ve Sanayi A.S.........................  82,073    122,201
    Eregli Demir ve Celik Fabrikalari TAS............. 713,780    749,274
#*  Fenerbahce Futbol A.S.............................   8,101    115,173
    Ford Otomotiv Sanayi A.S..........................  32,437    355,243
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar
      A.S.............................................   2,187     12,426
#*  Global Yatirim Holding A.S........................ 182,666    101,172
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................   6,973    180,093
    Goodyear Lastikleri TAS...........................   3,776     95,223
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....  68,781     49,028
#   GSD Holding A.S................................... 176,329     59,313
#   Gubre Fabrikalari TAS.............................  66,014    125,070
*   Hurriyet Gazetecilik ve Matbaacilik A.S........... 135,284     25,728
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi
      ve Ticaret A.S..................................   5,919     12,875
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.............................................  37,047     13,962
    Is Finansal Kiralama A.S.......................... 220,423     61,207
#*  Izmir Demir Celik Sanayi A.S......................  45,358     30,789
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 515,436    190,996
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.................................... 107,910     50,551
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................  57,973     31,940
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............  93,327     45,343
*   Kartonsan Karton Sanayi ve Ticaret A.S............     381     36,612
    KOC Holding A.S...................................  70,508    282,996
#   Konya Cimento Sanayii A.S.........................     785     85,284
    Koza Altin Isletmeleri A.S........................  30,583    130,280
    Mardin Cimento Sanayii ve Ticaret A.S.............  29,074     35,046
*   Metro Ticari ve Mali Yatirimlar Holding A.S.......  47,720     10,199
#*  Migros Ticaret A.S................................  24,636    133,588
#*  Netas Telekomunikasyon A.S........................  27,362     97,160
    Nuh Cimento Sanayi A.S............................  29,066     99,797
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................  65,181     53,801
*   Petkim Petrokimya Holding A.S..................... 137,224    162,176
    Pinar Entegre Et ve Un Sanayi A.S.................   5,800     21,820
    Pinar SUT Mamulleri Sanayii A.S...................   4,613     22,960
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................  46,672     56,426
*   Sekerbank TAS..................................... 349,792    181,712
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........  93,926     73,846
    Soda Sanayii A.S.................................. 138,016    216,330
*   Tat Gida Sanayi AS................................  55,108     98,467

                                     1443

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S.....................    73,702 $    437,382
#   Tekfen Holding A.S................................   100,935      131,920
#   Teknosa Ic Ve Dis Ticaret A.S.....................    16,869       34,920
    Tofas Turk Otomobil Fabrikasi A.S.................    62,180      430,007
#   Trakya Cam Sanayii A.S............................   213,484      121,781
*   Tupras Turkiye Petrol Rafinerileri A.S............    33,891      861,499
    Turcas Petrol A.S.................................    85,228       41,908
    Turk Telekomunikasyon A.S.........................   119,241      218,429
    Turk Traktor ve Ziraat Makineleri A.S.............     9,594      235,843
    Turkcell Iletisim Hizmetleri A.S..................   214,728      765,957
    Turkcell Iletisim Hizmetleri A.S. ADR.............    24,748      219,267
    Turkiye Garanti Bankasi A.S.......................   572,519    1,446,808
    Turkiye Halk Bankasi A.S..........................   333,888    1,155,688
    Turkiye Is Bankasi Class C........................   482,435      757,601
    Turkiye Sinai Kalkinma Bankasi A.S................   342,883      170,916
#   Turkiye Sise ve Cam Fabrikalari A.S...............   521,948      529,580
#   Turkiye Vakiflar Bankasi Tao Class D..............   350,089      448,726
    Ulker Biskuvi Sanayi A.S..........................    80,344      514,055
#*  Vestel Elektronik Sanayi ve Ticaret A.S...........    37,442       65,746
#   Yapi ve Kredi Bankasi A.S.........................   312,071      393,403
#*  Zorlu Enerji Elektrik Uretim A.S..................   107,751       56,315
                                                                 ------------
TOTAL TURKEY..........................................             19,194,327
                                                                 ------------
TOTAL COMMON STOCKS...................................            885,922,516
                                                                 ------------
PREFERRED STOCKS -- (2.1%)

BRAZIL -- (2.0%)
    Alpargatas SA.....................................   109,508      199,837
    Banco ABC Brasil SA...............................    53,861      108,630
    Banco Bradesco SA.................................   691,448    3,159,053
    Banco Daycoval SA.................................    21,100       46,186
    Banco do Estado do Rio Grande do Sul SA Class B...   141,361      157,733
    Banco Pan SA......................................    92,332       40,430
    Banco Pine SA.....................................     6,310        5,719
    Centrais Eletricas Brasileiras SA Class B.........   118,100      297,602
    Centrais Eletricas Santa Catarina.................     6,450       14,782
    Cia Brasileira de Distribuicao....................    62,914      602,752
    Cia de Gas de Sao Paulo - COMGAS Class A..........    13,121      132,778
    Cia de Saneamento do Parana.......................       100           66
    Cia de Transmissao de Energia Eletrica Paulista...    22,835      260,865
    Cia Energetica de Minas Gerais....................   392,503      581,415
    Cia Energetica de Sao Paulo Class B...............   109,200      361,356
    Cia Energetica do Ceara Class A...................     4,482       36,672
    Cia Ferro Ligas da Bahia - Ferbasa................    24,100       37,195
    Cia Paranaense de Energia.........................    48,968      270,837
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................    80,195      158,411
    Eucatex SA Industria e Comercio...................     6,800        4,040
*   Gol Linhas Aereas Inteligentes SA.................    56,900       21,848
    Itau Unibanco Holding SA.......................... 1,005,395    6,315,578
    Itau Unibanco Holding SA ADR......................   247,298    1,555,502
    Lojas Americanas SA...............................   237,036    1,107,690
    Marcopolo SA......................................   326,211      165,983

                                     1444

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
*   Oi SA.............................................  23,871 $     9,877
*   Petroleo Brasileiro SA............................ 673,593     821,527
*   Petroleo Brasileiro SA Sponsored ADR.............. 176,992     430,091
    Randon SA Implementos e Participacoes............. 106,526      58,661
    Suzano Papel e Celulose SA Class A................ 146,108     582,787
    Telefonica Brasil SA..............................  91,469     796,793
    Usinas Siderurgicas de Minas Gerais SA Class A.... 318,700      68,109
    Vale SA........................................... 112,749     205,255
    Vale SA Sponsored ADR............................. 243,245     450,003
                                                               -----------
TOTAL BRAZIL..........................................          19,066,063
                                                               -----------
CHILE -- (0.0%)
    Embotelladora Andina SA...........................  18,695      45,361
    Embotelladora Andina SA Class B...................  64,098     180,292
                                                               -----------
TOTAL CHILE...........................................             225,653
                                                               -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA............................... 177,354      83,477
    Banco Davivienda SA...............................  37,207     262,518
    Grupo Aval Acciones y Valores SA.................. 537,790     172,846
    Grupo de Inversiones Suramericana SA..............  14,935     156,971
                                                               -----------
TOTAL COLOMBIA........................................             675,812
                                                               -----------
TOTAL PREFERRED STOCKS................................          19,967,528
                                                               -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 04/02/16...............   3,070         880
*   Banco Bradesco SA Rights 02/05/16(BDDWN60)........  22,650       5,096
*   Banco Bradesco SA Rights 02/05/16(BDDWL33)........   7,173         717
*   Minerva SA Rights 02/25/16........................  43,036         108
                                                               -----------
TOTAL BRAZIL..........................................               6,801
                                                               -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16........  58,309         135
*   Coolpad Group, Ltd. Rights 03/02/16............... 132,000       1,357
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................  39,500         508
                                                               -----------
TOTAL CHINA...........................................               2,000
                                                               -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19........................................  12,047       1,000
*   LBS Bina Group Bhd Warrants 10/04/20..............  29,525       1,848
*   O.S.K. Holdings Bhd Warrants 07/22/20.............  83,452       5,523
*   VS Industry Bhd Warrants 01/06/19................. 121,256      12,111

                                     1445

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*     WCT Holdings Bhd Warrants 08/27/20...............    125,860 $      5,453
                                                                   ------------
TOTAL MALAYSIA.........................................                  25,935
                                                                   ------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15..........................     30,550           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*     Samsung Engineering Co., Ltd. Rights 02/12/16....     12,710       48,130
                                                                   ------------
TAIWAN -- (0.0%)
*     Eclat Textile Co., Ltd. Rights 02/16/16..........      1,083        4,920
*     Wafer Works Corp. Rights 06/21/19................     13,428          121
                                                                   ------------
TOTAL TAIWAN...........................................                   5,041
                                                                   ------------
THAILAND -- (0.0%)
*     Jay Mart PCL Rights 10/30/15.....................     24,790           --
                                                                   ------------
TOTAL THAILAND.........................................                      --
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                  87,907
                                                                   ------------
BONDS -- (0.0%)

INDIA -- (0.0%)
NTPC, Ltd.
   8.490%, 03/25/25.................................    $    5,047       79,833
                                                                   ------------
TOTAL INVESTMENT SECURITIES............................             906,057,784
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund...................  4,137,855   47,874,988
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,118,835,285)^^..            $953,932,772
                                                                   ============

                                     1446

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Brazil..................... $  7,155,964 $ 41,279,828   --    $ 48,435,792
    Chile......................    5,956,602    9,360,797   --      15,317,399
    China......................   15,817,431  111,469,815   --     127,287,246
    Colombia...................    4,989,991           --   --       4,989,991
    Czech Republic.............           --    1,849,154   --       1,849,154
    Egypt......................           --      913,106   --         913,106
    Greece.....................           --    2,385,232   --       2,385,232
    Hungary....................           --    2,476,694   --       2,476,694
    India......................    3,344,824  105,757,397   --     109,102,221
    Indonesia..................    2,578,483   31,210,467   --      33,788,950
    Malaysia...................           --   40,637,919   --      40,637,919
    Mexico.....................   57,595,816           61   --      57,595,877
    Peru.......................    1,763,323           --   --       1,763,323
    Philippines................      532,261   15,667,763   --      16,200,024
    Poland.....................           --   18,340,106   --      18,340,106
    Russia.....................      555,496   11,306,097   --      11,861,593
    South Africa...............   14,076,290   58,265,955   --      72,342,245
    South Korea................    5,461,034  128,731,733   --     134,192,767
    Taiwan.....................   13,815,413  122,854,668   --     136,670,081
    Thailand...................   30,563,220       15,249   --      30,578,469
    Turkey.....................      219,267   18,975,060   --      19,194,327
 Preferred Stocks
    Brazil.....................    2,435,598   16,630,465   --      19,066,063
    Chile......................           --      225,653   --         225,653
    Colombia...................      675,812           --   --         675,812
 Rights/Warrants
    Brazil.....................           --        6,801   --           6,801
    China......................           --        2,000   --           2,000
    Malaysia...................           --       25,935   --          25,935
    Poland.....................           --           --   --              --
    South Korea................           --       48,130   --          48,130
    Taiwan.....................           --        5,041   --           5,041
    Thailand...................           --           --   --              --
 Bonds
    India......................           --       79,833   --          79,833
 Securities Lending Collateral.           --   47,874,988   --      47,874,988
                                ------------ ------------   --    ------------
 TOTAL......................... $167,536,825 $786,395,947   --    $953,932,772
                                ============ ============   ==    ============

                                     1447

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company............................ $3,542,248,583
                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANY (Cost $2,287,004,255)^^................................ $3,542,248,583
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1448

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ -----------
COMMON STOCKS -- (91.0%)

Consumer Discretionary -- (12.7%)
*   1-800-Flowers.com, Inc. Class A...................  3,914 $    27,809
    Aaron's, Inc......................................  7,750     177,320
#   Abercrombie & Fitch Co. Class A...................  8,850     232,224
    Advance Auto Parts, Inc...........................  7,900   1,201,195
*   Amazon.com, Inc................................... 49,432  29,016,584
    AMC Entertainment Holdings, Inc. Class A..........  2,903      63,285
#*  AMC Networks, Inc. Class A........................  7,581     551,821
*   America's Car-Mart, Inc...........................  1,100      25,806
*   American Axle & Manufacturing Holdings, Inc.......  7,152      91,689
#   American Eagle Outfitters, Inc.................... 21,200     310,368
#*  American Public Education, Inc....................  2,200      34,716
*   Apollo Education Group, Inc....................... 10,210      81,067
    Aramark........................................... 27,135     866,963
    Arctic Cat, Inc...................................  2,500      30,775
#*  Asbury Automotive Group, Inc......................  2,900     136,532
*   Ascena Retail Group, Inc.......................... 21,519     158,810
#*  Ascent Capital Group, Inc. Class A................  1,135      12,928
#   Autoliv, Inc...................................... 10,143   1,042,498
#*  AutoNation, Inc...................................  8,573     370,782
#*  AutoZone, Inc.....................................  3,800   2,916,082
*   Barnes & Noble Education, Inc.....................  4,113      45,325
    Barnes & Noble, Inc...............................  6,422      56,321
    Bassett Furniture Industries, Inc.................    306       9,152
    Beasley Broadcast Group, Inc. Class A.............    325       1,128
#*  Beazer Homes USA, Inc.............................    779       6,660
#*  Bed Bath & Beyond, Inc............................ 22,104     954,230
*   Belmond, Ltd. Class A............................. 12,057     102,002
    Best Buy Co., Inc................................. 36,420   1,017,211
    Big 5 Sporting Goods Corp.........................  2,146      26,117
    Big Lots, Inc.....................................  5,898     228,724
*   Biglari Holdings, Inc.............................      7       2,647
*   BJ's Restaurants, Inc.............................  3,098     132,873
    Bloomin' Brands, Inc.............................. 13,822     244,097
#*  Blue Nile, Inc....................................  1,407      48,950
    Bob Evans Farms, Inc..............................  3,500     143,290
#   BorgWarner, Inc................................... 25,687     754,170
#*  Boyd Gaming Corp..................................  5,900     105,079
*   Bravo Brio Restaurant Group, Inc..................  1,543      13,285
*   Bridgepoint Education, Inc........................  1,683      11,276
*   Bright Horizons Family Solutions, Inc.............  6,000     421,020
#   Brinker International, Inc........................  7,728     384,391
    Brunswick Corp.................................... 10,948     436,278
#   Buckle, Inc. (The)................................  3,112      88,443
#*  Buffalo Wild Wings, Inc...........................  2,300     350,290
*   Build-A-Bear Workshop, Inc........................  2,400      31,392
#*  Burlington Stores, Inc............................  9,700     521,181
#*  Cabela's, Inc.....................................  5,919     249,012
    Cable One, Inc....................................    700     300,993
    Cablevision Systems Corp. Class A................. 23,295     743,343
#   CalAtlantic Group, Inc............................  8,144     264,599
    Caleres, Inc......................................  5,187     139,427

                                     1449

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Callaway Golf Co..................................  13,384 $   116,575
*   Cambium Learning Group, Inc.......................  11,314      50,913
    Capella Education Co..............................   1,400      61,474
*   Career Education Corp.............................   6,800      19,584
#*  CarMax, Inc.......................................  24,738   1,092,925
*   Carmike Cinemas, Inc..............................   3,469      76,942
    Carnival Corp.....................................  49,596   2,387,055
#   Carriage Services, Inc............................   2,167      48,086
*   Carrols Restaurant Group, Inc.....................   4,867      65,023
    Carter's, Inc.....................................   6,400     622,208
    Cato Corp. (The) Class A..........................   2,761     111,351
*   Cavco Industries, Inc.............................   1,157      97,026
#   CBS Corp. Class A.................................   5,128     267,938
    CBS Corp. Class B.................................  51,658   2,453,755
#*  Central European Media Enterprises, Ltd. Class A..     524       1,352
#*  Charter Communications, Inc. Class A..............  10,510   1,800,994
#   Cheesecake Factory, Inc. (The)....................   5,550     268,065
*   Cherokee, Inc.....................................     542       8,878
#   Chico's FAS, Inc..................................  18,000     187,020
    Children's Place, Inc. (The)......................   2,340     152,334
#*  Chipotle Mexican Grill, Inc.......................   3,774   1,709,509
    Choice Hotels International, Inc..................   5,483     239,717
#*  Christopher & Banks Corp..........................     817       1,413
    Churchill Downs, Inc..............................   1,444     199,474
#*  Chuy's Holdings, Inc..............................   2,100      71,799
    Cinemark Holdings, Inc............................  12,617     372,075
    Citi Trends, Inc..................................   1,200      24,792
#   Clear Channel Outdoor Holdings, Inc. Class A......   3,850      19,443
    ClubCorp Holdings, Inc............................   5,517      66,038
#   Coach, Inc........................................  31,617   1,171,410
    Collectors Universe, Inc..........................     600       9,150
#   Columbia Sportswear Co............................   3,554     196,110
    Comcast Corp. Class A............................. 296,598  16,523,475
#*  Conn's, Inc.......................................   2,882      35,506
    Cooper Tire & Rubber Co...........................   6,429     234,401
#*  Cooper-Standard Holding, Inc......................     404      27,981
    Core-Mark Holding Co., Inc........................   2,700     219,483
#   Cracker Barrel Old Country Store, Inc.............   2,300     301,829
#*  Crocs, Inc........................................   9,700      89,337
*   Crown Media Holdings, Inc. Class A................     130         584
    CSS Industries, Inc...............................   1,250      35,012
    CST Brands, Inc...................................   9,481     367,294
    Culp, Inc.........................................   1,492      37,777
*   Cumulus Media, Inc. Class A.......................   4,000       1,049
#   Dana Holding Corp.................................  18,876     224,436
#   Darden Restaurants, Inc...........................  13,662     861,526
#*  Deckers Outdoor Corp..............................   4,300     212,678
#*  Del Frisco's Restaurant Group, Inc................   1,881      29,795
    Delphi Automotive P.L.C...........................  33,909   2,202,050
#*  Denny's Corp......................................  13,180     123,497
*   Destination XL Group, Inc.........................   4,200      18,060
#   DeVry Education Group, Inc........................   5,279     105,052
#*  Diamond Resorts International, Inc................   6,168     113,615

                                     1450

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   Dick's Sporting Goods, Inc........................  11,039 $  431,404
#   Dillard's, Inc. Class A...........................   3,453    243,126
    DineEquity, Inc...................................   2,200    186,824
#*  Discovery Communications, Inc. Class A............  18,981    523,686
*   Discovery Communications, Inc. Class C............  31,398    854,340
*   DISH Network Corp. Class A........................  26,948  1,300,780
    Dollar General Corp...............................  34,201  2,567,127
#*  Dollar Tree, Inc..................................  26,875  2,185,475
    Domino's Pizza, Inc...............................   6,704    763,787
#*  Dorman Products, Inc..............................   2,578    111,627
#   DR Horton, Inc....................................  36,547  1,005,408
*   DreamWorks Animation SKG, Inc. Class A............   7,680    196,915
    Drew Industries, Inc..............................   2,871    164,795
    DSW, Inc. Class A.................................   9,116    218,875
#   Dunkin' Brands Group, Inc.........................  11,985    471,730
*   Entercom Communications Corp. Class A.............   2,510     26,330
    Entravision Communications Corp. Class A..........   7,308     54,518
#   Ethan Allen Interiors, Inc........................   2,900     77,430
#*  EVINE Live, Inc...................................   3,000      3,660
    EW Scripps Co. (The) Class A......................   5,927    112,494
    Expedia, Inc......................................  15,324  1,548,337
#*  Express, Inc......................................   8,200    139,072
#*  Famous Dave's of America, Inc.....................   1,098      7,313
#*  Federal-Mogul Holdings Corp.......................   2,362     11,267
#*  Fiesta Restaurant Group, Inc......................   2,996    109,054
    Finish Line, Inc. (The) Class A...................   5,300    100,382
#*  Five Below, Inc...................................   7,221    254,396
    Flexsteel Industries, Inc.........................     300     13,086
    Foot Locker, Inc..................................  16,311  1,101,971
    Ford Motor Co..................................... 450,254  5,376,033
#*  Fossil Group, Inc.................................   5,703    185,918
#*  Francesca's Holdings Corp.........................   5,163     94,121
#   Fred's, Inc. Class A..............................   3,670     60,555
*   FTD Cos., Inc.....................................   3,370     83,239
*   Fuel Systems Solutions, Inc.......................   1,392      5,443
*   G-III Apparel Group, Ltd..........................   4,400    217,184
#*  Gaiam, Inc. Class A...............................   1,309      6,414
#   GameStop Corp. Class A............................  12,940    339,157
*   Gaming Partners International Corp................     800      7,360
#   Gannett Co., Inc..................................  11,949    177,323
#   Gap, Inc. (The)...................................  27,680    684,250
#   Garmin, Ltd.......................................  12,906    454,033
    General Motors Co................................. 170,716  5,060,022
#*  Genesco, Inc......................................   2,400    158,736
#   Gentex Corp.......................................  35,690    488,596
*   Gentherm, Inc.....................................   4,803    192,168
#   Genuine Parts Co..................................  17,417  1,500,823
#   GNC Holdings, Inc. Class A........................  10,132    283,797
    Goodyear Tire & Rubber Co. (The)..................  31,675    899,887
#*  GoPro, Inc. Class A...............................   8,418     96,386
#*  Gordmans Stores, Inc..............................     279        700
    Graham Holdings Co. Class B.......................     700    339,283
#*  Grand Canyon Education, Inc.......................   5,508    207,376

                                     1451

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc..............................   8,032 $   105,621
#   Group 1 Automotive, Inc...........................   2,780     149,147
#*  Groupon, Inc......................................  42,624     115,937
#   Guess?, Inc.......................................   6,590     122,179
#   H&R Block, Inc....................................  32,192   1,096,138
#   Hanesbrands, Inc..................................  46,000   1,406,220
#   Harley-Davidson, Inc..............................  24,000     960,000
    Harman International Industries, Inc..............   8,449     628,521
    Harte-Hanks, Inc..................................   3,368      11,519
#   Hasbro, Inc.......................................  13,323     989,632
    Haverty Furniture Cos., Inc.......................   1,700      32,215
*   Helen of Troy, Ltd................................   4,100     366,417
#*  hhgregg, Inc......................................   2,516       4,579
#*  Hibbett Sports, Inc...............................   2,888      92,878
    Hilton Worldwide Holdings, Inc....................  55,913     995,811
#   Home Depot, Inc. (The)............................ 157,169  19,765,573
    Hooker Furniture Corp.............................   1,300      37,323
*   Horizon Global Corp...............................   1,471      14,048
#*  Houghton Mifflin Harcourt Co......................  15,145     270,187
    HSN, Inc..........................................   4,220     198,593
#*  Hyatt Hotels Corp. Class A........................   4,993     193,129
#*  Iconix Brand Group, Inc...........................   7,198      47,795
#*  Installed Building Products, Inc..................     817      17,018
    International Game Technology P.L.C...............   5,056      73,160
#   International Speedway Corp. Class A..............   2,075      70,840
    Interpublic Group of Cos., Inc. (The).............  47,016   1,055,039
#   Interval Leisure Group, Inc.......................   4,458      52,515
#*  iRobot Corp.......................................   2,767      93,884
*   Isle of Capri Casinos, Inc........................   3,400      43,044
#*  ITT Educational Services, Inc.....................   1,300       3,523
*   J Alexander's Holdings, Inc.......................   1,458      13,749
#   Jack in the Box, Inc..............................   4,400     341,616
#*  JAKKS Pacific, Inc................................   2,151      16,025
#*  JC Penney Co., Inc................................  31,446     228,298
    John Wiley & Sons, Inc. Class A...................   5,120     214,016
#   Johnson Controls, Inc.............................  76,196   2,733,151
    Johnson Outdoors, Inc. Class A....................   1,187      25,520
    Journal Media Group, Inc..........................   1,815      21,816
*   K12, Inc..........................................   2,215      20,356
#*  Kate Spade & Co...................................  14,485     257,978
#   KB Home...........................................   8,900      96,654
    Kirkland's, Inc...................................   1,502      17,769
    Kohl's Corp.......................................  23,760   1,182,060
#*  Kona Grill, Inc...................................   1,120      18,211
*   Krispy Kreme Doughnuts, Inc.......................   5,319      77,977
#   L Brands, Inc.....................................  29,943   2,879,019
*   La Quinta Holdings, Inc...........................   3,297      37,388
    La-Z-Boy, Inc.....................................   6,000     128,640
#*  Lakeland Industries, Inc..........................   1,000      12,930
*   Lands' End, Inc...................................   1,303      28,379
#   Las Vegas Sands Corp..............................  46,189   2,083,124
    Lear Corp.........................................   8,900     924,087
    Leggett & Platt, Inc..............................  16,377     679,809

                                     1452

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A..............................  19,916 $   839,459
    Lennar Corp. Class B..............................   1,241      43,001
    Libbey, Inc.......................................   2,200      35,200
*   Liberty Broadband Corp. Class A...................   2,694     128,234
*   Liberty Broadband Corp. Class C...................   8,036     377,692
*   Liberty Interactive Corp., QVC Group Class A......  55,690   1,451,281
*   Liberty Media Corp. Class A.......................  10,779     394,727
*   Liberty Media Corp. Class B.......................     200       7,513
*   Liberty Media Corp. Class C.......................  22,658     806,398
*   Liberty TripAdvisor Holdings, Inc. Class A........   6,644     148,361
*   Liberty Ventures Series A.........................  14,561     572,684
    Lifetime Brands, Inc..............................     300       3,594
#   Lions Gate Entertainment Corp.....................  11,942     312,283
    Lithia Motors, Inc. Class A.......................   2,987     228,715
#*  Live Nation Entertainment, Inc....................  17,886     406,012
*   LKQ Corp..........................................  34,847     954,808
*   Loral Space & Communications, Inc.................   1,300      44,915
    Lowe's Cos., Inc.................................. 112,432   8,056,877
*   Luby's, Inc.......................................   1,849       7,988
#*  Lululemon Athletica, Inc..........................  11,930     740,495
#*  Lumber Liquidators Holdings, Inc..................   2,649      34,199
*   M/I Homes, Inc....................................   2,750      49,280
#   Macy's, Inc.......................................  38,835   1,569,322
*   Madison Square Garden Co. (The) Class A...........   2,400     369,792
    Marcus Corp. (The)................................   2,400      45,456
    Marine Products Corp..............................   1,898      14,804
*   MarineMax, Inc....................................   1,700      28,747
#   Marriott International, Inc. Class A..............  26,226   1,607,129
    Marriott Vacations Worldwide Corp.................   2,389     117,993
#   Mattel, Inc.......................................  40,265   1,110,911
#*  McClatchy Co. (The) Class A.......................   4,300       4,300
    McDonald's Corp................................... 113,460  14,044,079
#   MDC Holdings, Inc.................................   4,445      96,723
#*  Media General, Inc................................   3,778      61,355
    Meredith Corp.....................................   3,107     131,457
*   Meritage Homes Corp...............................   3,700     122,137
*   MGM Resorts International.........................  40,164     806,493
*   Michael Kors Holdings, Ltd........................  21,453     855,975
#*  Michaels Cos., Inc. (The).........................   7,385     160,993
*   Modine Manufacturing Co...........................   3,907      25,083
*   Mohawk Industries, Inc............................   7,194   1,197,154
*   Monarch Casino & Resort, Inc......................   1,845      38,191
#   Monro Muffler Brake, Inc..........................   3,878     254,978
*   Motorcar Parts of America, Inc....................   2,528      86,887
    Movado Group, Inc.................................   2,362      60,703
*   MSG Networks, Inc. Class A........................   7,200     125,928
*   Murphy USA, Inc...................................   4,848     280,457
    NACCO Industries, Inc. Class A....................     287      13,658
    Nathan's Famous, Inc..............................     509      27,349
    National CineMedia, Inc...........................   6,419     100,393
*   Nautilus, Inc.....................................   4,149      80,823
#*  Netflix, Inc......................................  49,329   4,530,375
*   New York & Co., Inc...............................   5,059      11,130

                                     1453

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    New York Times Co. (The) Class A..................  14,000 $   185,080
    Newell Rubbermaid, Inc............................  30,834   1,195,743
    News Corp. Class A................................  45,104     584,999
#   News Corp. Class B................................  11,390     152,056
    Nexstar Broadcasting Group, Inc. Class A..........   2,793     126,272
#   NIKE, Inc. Class B................................ 166,035  10,295,830
#   Nordstrom, Inc....................................  17,146     841,869
#*  Norwegian Cruise Line Holdings, Ltd...............  18,543     841,296
    Nutrisystem, Inc..................................   2,651      52,516
*   NVR, Inc..........................................     500     825,500
*   O'Reilly Automotive, Inc..........................  12,850   3,352,565
*   Office Depot, Inc.................................  52,875     272,306
    Omnicom Group, Inc................................  28,835   2,115,047
#   Outerwall, Inc....................................   2,800      94,640
*   Overstock.com, Inc................................   1,830      21,704
    Oxford Industries, Inc............................   1,382      96,547
*   Panera Bread Co. Class A..........................   3,075     596,550
#   Papa John's International, Inc....................   3,800     181,450
#*  Penn National Gaming, Inc.........................   6,827      96,466
    Penske Automotive Group, Inc......................   4,700     147,439
*   Pep Boys-Manny, Moe & Jack (The)..................   4,332      80,099
*   Perry Ellis International, Inc....................     969      18,421
#   PetMed Express, Inc...............................   2,200      39,644
#   Pier 1 Imports, Inc...............................  10,500      42,210
*   Pinnacle Entertainment, Inc.......................   5,500     167,970
#   Polaris Industries, Inc...........................   6,994     516,437
#   Pool Corp.........................................   5,100     430,950
*   Popeyes Louisiana Kitchen, Inc....................   2,600     160,238
*   Priceline Group, Inc. (The).......................   6,082   6,477,148
#   PulteGroup, Inc...................................  36,663     614,472
    PVH Corp..........................................   8,755     642,442
#   Ralph Lauren Corp.................................   6,732     757,350
*   RCI Hospitality Holdings, Inc.....................   1,000       8,270
*   Red Lion Hotels Corp..............................   2,034      11,492
*   Red Robin Gourmet Burgers, Inc....................   1,300      80,262
#   Regal Entertainment Group Class A.................   9,436     162,771
*   Regis Corp........................................   4,556      68,067
    Rent-A-Center, Inc................................   6,145      83,695
#*  Rentrak Corp......................................   1,137      50,562
#   Restaurant Brands International, Inc..............  23,594     792,287
#*  Restoration Hardware Holdings, Inc................   4,568     281,480
    Rocky Brands, Inc.................................     231       2,516
    Ross Stores, Inc..................................  49,300   2,773,618
    Royal Caribbean Cruises, Ltd......................  21,000   1,721,160
*   Ruby Tuesday, Inc.................................   5,370      29,266
    Ruth's Hospitality Group, Inc.....................   4,284      69,615
#   Saga Communications, Inc. Class A.................     676      28,331
    Salem Media Group, Inc............................     400       1,556
#*  Sally Beauty Holdings, Inc........................  17,735     488,777
    Scholastic Corp...................................   2,600      89,258
#*  Scientific Games Corp. Class A....................   5,774      34,182
#   Scripps Networks Interactive, Inc. Class A........   9,189     560,253
    SeaWorld Entertainment, Inc.......................   6,236     118,858

                                     1454

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Select Comfort Corp...............................   5,594 $   117,810
*   Sequential Brands Group, Inc......................     194       1,249
    Service Corp. International.......................  22,783     551,121
*   ServiceMaster Global Holdings, Inc................  16,415     692,877
*   Shiloh Industries, Inc............................   1,564       6,147
    Shoe Carnival, Inc................................     771      17,879
#*  Shutterfly, Inc...................................   3,662     152,522
    Signet Jewelers, Ltd..............................   8,700   1,009,200
    Sinclair Broadcast Group, Inc. Class A............   7,300     240,900
#*  Sirius XM Holdings, Inc........................... 290,576   1,075,131
#   Six Flags Entertainment Corp......................   8,578     431,216
*   Sizmek, Inc.......................................   2,200       7,502
*   Skechers U.S.A., Inc. Class A.....................  14,100     397,479
*   Skyline Corp......................................     800       3,600
*   Smith & Wesson Holding Corp.......................   5,464     117,804
#   Sonic Automotive, Inc. Class A....................   4,001      68,497
    Sonic Corp........................................   6,463     189,883
#   Sotheby's.........................................   7,207     169,292
    Spartan Motors, Inc...............................   3,375       9,788
    Speedway Motorsports, Inc.........................   2,352      44,382
#   Stage Stores, Inc.................................   3,250      26,975
    Standard Motor Products, Inc......................   1,900      70,889
*   Stanley Furniture Co., Inc........................     637       1,529
    Staples, Inc......................................  72,877     650,063
#   Starbucks Corp.................................... 183,515  11,152,207
    Starwood Hotels & Resorts Worldwide, Inc..........  21,047   1,309,965
*   Starz Class A.....................................  11,477     326,291
*   Starz Class B.....................................     200       5,686
    Stein Mart, Inc...................................   3,347      24,634
*   Steven Madden, Ltd................................   6,892     222,543
*   Stoneridge, Inc...................................   3,400      38,454
#*  Strayer Education, Inc............................   1,137      60,704
#   Sturm Ruger & Co., Inc............................   1,900     111,815
    Superior Industries International, Inc............   2,200      40,502
    Superior Uniform Group, Inc.......................     324       5,777
*   Systemax, Inc.....................................     373       3,171
    Tailored Brands, Inc..............................   5,635      77,256
*   Tandy Leather Factory, Inc........................     663       4,820
    Target Corp.......................................  66,062   4,784,210
*   Taylor Morrison Home Corp. Class A................   2,813      33,897
    TEGNA, Inc........................................  23,899     573,815
#*  Tempur Sealy International, Inc...................   7,223     435,836
*   Tenneco, Inc......................................   6,595     251,995
#*  Tesla Motors, Inc.................................  12,204   2,333,405
#   Texas Roadhouse, Inc..............................   6,800     250,444
    Thor Industries, Inc..............................   5,769     302,469
#   Tiffany & Co......................................  14,475     924,084
#*  Tile Shop Holdings, Inc...........................   1,665      25,158
    Time Warner Cable, Inc............................  30,963   5,635,576
    Time Warner, Inc..................................  98,792   6,958,908
    Time, Inc.........................................  12,349     185,235
    TJX Cos., Inc. (The)..............................  82,742   5,894,540
#*  Toll Brothers, Inc................................  20,185     557,510

                                     1455

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
*   TopBuild Corp.....................................   4,258 $    114,029
    Tower International, Inc..........................   2,300       52,946
    Tractor Supply Co.................................  15,888    1,403,069
*   TRI Pointe Group, Inc.............................   3,981       41,960
#*  TripAdvisor, Inc..................................  13,517      902,395
#*  Tuesday Morning Corp..............................   3,200       17,824
#*  Tumi Holdings, Inc................................   5,091       88,023
#   Tupperware Brands Corp............................   6,100      283,223
    Twenty-First Century Fox, Inc. Class A............ 144,268    3,890,908
    Twenty-First Century Fox, Inc. Class B............  52,605    1,425,595
*   Ulta Salon Cosmetics & Fragrance, Inc.............   7,189    1,302,431
#*  Under Armour, Inc. Class A........................  21,645    1,849,132
*   Unifi, Inc........................................   1,766       42,154
*   Universal Electronics, Inc........................   1,700       85,255
    Universal Technical Institute, Inc................   2,300        8,809
#*  Urban Outfitters, Inc.............................  12,450      284,856
    Vail Resorts, Inc.................................   4,601      575,125
*   Vera Bradley, Inc.................................   2,206       32,605
#   VF Corp...........................................  40,900    2,560,340
    Viacom, Inc. Class A..............................   1,192       57,860
    Viacom, Inc. Class B..............................  40,574    1,851,797
*   Vista Outdoor, Inc................................   7,300      351,933
    Visteon Corp......................................   4,607      308,116
*   Vitamin Shoppe, Inc...............................   2,565       78,053
#   Walt Disney Co. (The)............................. 192,594   18,454,357
#*  Weight Watchers International, Inc................   2,900       36,801
#   Wendy's Co. (The).................................  26,524      271,341
#*  West Marine, Inc..................................   2,681       22,172
    Whirlpool Corp....................................   9,105    1,223,621
*   William Lyon Homes Class A........................     418        4,539
#   Williams-Sonoma, Inc..............................  10,060      519,700
#   Winmark Corp......................................     300       28,308
    Winnebago Industries, Inc.........................   2,736       48,181
    Wolverine World Wide, Inc.........................  10,800      182,628
#   Wyndham Worldwide Corp............................  15,302      993,100
#   Wynn Resorts, Ltd.................................   8,681      584,579
    Yum! Brands, Inc..................................  53,041    3,838,577
*   Zagg, Inc.........................................     171        1,577
#*  Zumiez, Inc.......................................   2,400       43,464
                                                               ------------
Total Consumer Discretionary..........................          329,222,143
                                                               ------------
Consumer Staples -- (9.1%)
    Alico, Inc........................................     496       15,064
*   Alliance One International, Inc...................     876        8,532
    Altria Group, Inc................................. 242,444   14,815,753
    Andersons, Inc. (The).............................   2,677       78,463
    Archer-Daniels-Midland Co.........................  71,490    2,527,172
#   Avon Products, Inc................................  44,150      149,669
    B&G Foods, Inc....................................   8,042      292,890
#*  Boston Beer Co., Inc. (The) Class A...............   1,085      194,486
#   Brown-Forman Corp. Class A........................   7,551      802,596
#   Brown-Forman Corp. Class B........................  13,394    1,310,469
    Bunge, Ltd........................................  16,135    1,000,531

                                     1456

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
#   Cal-Maine Foods, Inc..............................   4,200 $   211,974
    Calavo Growers, Inc...............................   2,564     132,687
#   Campbell Soup Co..................................  21,836   1,231,769
    Casey's General Stores, Inc.......................   4,702     567,719
*   Central Garden & Pet Co...........................   1,175      15,851
*   Central Garden & Pet Co. Class A..................   3,229      44,625
#*  Chefs' Warehouse, Inc. (The)......................   1,231      16,188
#   Church & Dwight Co., Inc..........................  15,091   1,267,644
    Clorox Co. (The)..................................  15,429   1,991,112
#   Coca-Cola Bottling Co. Consolidated...............     781     137,378
    Coca-Cola Co. (The)............................... 509,214  21,855,465
#   Coca-Cola Enterprises, Inc........................  27,588   1,280,635
    Colgate-Palmolive Co.............................. 103,193   6,968,623
    ConAgra Foods, Inc................................  53,608   2,232,237
    Constellation Brands, Inc. Class A................  21,403   3,263,529
    Costco Wholesale Corp.............................  54,199   8,190,553
#   Coty, Inc. Class A................................  10,593     260,694
    CVS Health Corp................................... 132,004  12,750,266
*   Darling Ingredients, Inc..........................  14,890     133,861
    Dean Foods Co.....................................  10,084     201,478
*   Diamond Foods, Inc................................   2,340      85,878
    Dr Pepper Snapple Group, Inc......................  22,678   2,128,104
#   Edgewell Personal Care Co.........................   7,514     556,111
    Energizer Holdings, Inc...........................   7,200     230,688
#   Estee Lauder Cos., Inc. (The) Class A.............  27,019   2,303,370
*   Farmer Brothers Co................................   1,300      36,231
#   Flowers Foods, Inc................................  22,804     468,394
#   Fresh Del Monte Produce, Inc......................   3,973     162,138
#*  Fresh Market, Inc. (The)..........................   4,133      79,188
#   General Mills, Inc................................  72,881   4,118,505
#*  Hain Celestial Group, Inc. (The)..................  12,400     451,112
#*  Herbalife, Ltd....................................   8,600     397,406
#   Hershey Co. (The).................................  17,222   1,517,430
#   Hormel Foods Corp.................................  17,227   1,385,223
*   HRG Group, Inc....................................  10,900     132,326
    Ingles Markets, Inc. Class A......................   1,110      42,580
    Ingredion, Inc....................................   8,795     885,832
    Inter Parfums, Inc................................   1,760      47,256
#*  Inventure Foods, Inc..............................   1,529       8,593
    J&J Snack Foods Corp..............................   1,991     214,988
    JM Smucker Co. (The)..............................  13,289   1,705,244
    John B. Sanfilippo & Son, Inc.....................   1,301      78,047
    Kellogg Co........................................  32,155   2,361,463
#   Keurig Green Mountain, Inc........................  13,562   1,210,409
    Kimberly-Clark Corp...............................  44,923   5,769,012
    Kraft Heinz Co. (The).............................  72,677   5,673,167
#   Kroger Co. (The).................................. 113,690   4,412,309
    Lancaster Colony Corp.............................   2,100     213,528
#*  Landec Corp.......................................   3,992      48,024
#*  Lifeway Foods, Inc................................     315       4,038
#   McCormick & Co., Inc. Non-voting..................  13,903   1,223,047
    McCormick & Co., Inc. Voting......................     607      53,191
    Mead Johnson Nutrition Co.........................  23,572   1,708,734

                                     1457

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CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Medifast, Inc.....................................   2,100 $     60,963
#   MGP Ingredients, Inc..............................     233        5,215
#   Molson Coors Brewing Co. Class B..................  16,805    1,520,516
    Mondelez International, Inc. Class A.............. 194,142    8,367,520
*   Monster Beverage Corp.............................  17,375    2,346,146
*   National Beverage Corp............................   1,044       43,159
*   Natural Alternatives International, Inc...........   1,000        7,950
#   Nu Skin Enterprises, Inc. Class A.................   6,221      196,895
*   Nutraceutical International Corp..................   1,459       34,578
    Oil-Dri Corp. of America..........................     641       24,038
*   Omega Protein Corp................................   2,100       47,439
    PepsiCo, Inc...................................... 180,101   17,884,029
    Philip Morris International, Inc.................. 191,933   17,275,889
*   Pilgrim's Pride Corp..............................   7,683      170,409
    Pinnacle Foods, Inc...............................  12,638      542,044
*   Post Holdings, Inc................................   7,167      419,270
    PriceSmart, Inc...................................   2,200      168,432
    Procter & Gamble Co. (The)........................ 326,828   26,698,579
#*  Revlon, Inc. Class A..............................   1,909       56,755
    Reynolds American, Inc............................ 104,119    5,200,744
*   Rite Aid Corp..................................... 114,155      889,267
    Rocky Mountain Chocolate Factory, Inc.............     950        9,937
#   Sanderson Farms, Inc..............................   2,050      166,501
*   Seneca Foods Corp. Class A........................     500       13,815
#   Snyder's-Lance, Inc...............................   4,973      156,998
    SpartanNash Co....................................   4,621       94,823
#   Spectrum Brands Holdings, Inc.....................   2,950      280,368
#*  Sprouts Farmers Market, Inc.......................  16,414      374,239
*   SUPERVALU, Inc....................................  23,835      108,449
#   Sysco Corp........................................  68,862    2,741,396
#   Tootsie Roll Industries, Inc......................   2,110       69,250
*   TreeHouse Foods, Inc..............................   5,408      429,179
    Tyson Foods, Inc. Class A.........................  35,188    1,877,632
#*  United Natural Foods, Inc.........................   6,000      210,120
    United-Guardian, Inc..............................     600       11,982
    Universal Corp....................................   2,600      142,298
*   USANA Health Sciences, Inc........................     800      101,520
    Vector Group, Ltd.................................  10,288      239,916
#   Wal-Mart Stores, Inc.............................. 187,261   12,426,640
    Walgreens Boots Alliance, Inc..................... 110,292    8,792,478
    WD-40 Co..........................................   1,600      165,280
    Weis Markets, Inc.................................   1,930       78,397
#*  WhiteWave Foods Co. (The).........................  21,611      815,815
    Whole Foods Market, Inc...........................  39,715    1,164,047
                                                               ------------
Total Consumer Staples................................          236,092,396
                                                               ------------
Energy -- (5.7%)
    Adams Resources & Energy, Inc.....................     300       10,101
    Alon USA Energy, Inc..............................   1,957       24,619
    Anadarko Petroleum Corp...........................  59,485    2,325,269
#   Apache Corp.......................................  46,000    1,956,840
    Archrock, Inc.....................................   6,100       36,600
#   Atwood Oceanics, Inc..............................   6,359       38,981

                                     1458

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
    Baker Hughes, Inc.................................  46,579 $ 2,026,652
#*  Basic Energy Services, Inc........................   4,300       9,890
#*  Bill Barrett Corp.................................   5,020      18,574
#*  Bonanza Creek Energy, Inc.........................   2,888       8,231
#   Bristow Group, Inc................................   3,865      89,900
#*  C&J Energy Services, Ltd..........................   3,963       9,749
    Cabot Oil & Gas Corp..............................  48,800   1,012,600
#   California Resources Corp.........................  34,622      49,509
*   Callon Petroleum Co...............................   6,510      44,593
*   Cameron International Corp........................  23,759   1,560,016
#   CARBO Ceramics, Inc...............................   2,120      35,086
*   Carrizo Oil & Gas, Inc............................   5,283     143,328
#*  Cheniere Energy, Inc..............................  26,259     789,083
#   Chesapeake Energy Corp............................  68,738     233,022
    Chevron Corp...................................... 230,479  19,929,519
    Cimarex Energy Co.................................  11,091   1,031,463
#*  Clayton Williams Energy, Inc......................     500       8,590
#*  Clean Energy Fuels Corp...........................   7,414      19,870
#*  Cloud Peak Energy, Inc............................   5,872       8,808
#*  Cobalt International Energy, Inc..................  28,179     106,798
    Columbia Pipeline Group, Inc......................  34,684     643,388
*   Concho Resources, Inc.............................  14,930   1,420,291
    ConocoPhillips.................................... 150,184   5,869,191
#   CONSOL Energy, Inc................................  24,000     190,560
*   Contango Oil & Gas Co.............................     316       2,026
#*  Continental Resources, Inc........................   9,380     198,012
#   Core Laboratories NV..............................   5,577     548,777
#   CVR Energy, Inc...................................   2,684      93,994
*   Dawson Geophysical Co.............................   1,639       5,212
    Delek US Holdings, Inc............................   5,595      95,227
#   Denbury Resources, Inc............................   7,200      11,232
    Devon Energy Corp.................................  44,659   1,245,986
    DHT Holdings, Inc.................................   6,363      36,778
#   Diamond Offshore Drilling, Inc....................   7,128     132,510
#*  Diamondback Energy, Inc...........................   8,098     611,804
*   Dril-Quip, Inc....................................   4,231     248,106
#   Energen Corp......................................   9,912     349,596
    EnLink Midstream LLC..............................   5,400      68,310
    EOG Resources, Inc................................  66,615   4,730,997
#*  EP Energy Corp. Class A...........................   3,876      14,496
#   EQT Corp..........................................  17,499   1,080,388
*   Era Group, Inc....................................   2,200      20,196
*   Exterran Corp.....................................   3,050      50,386
    Exxon Mobil Corp.................................. 505,963  39,389,220
#*  FMC Technologies, Inc.............................  27,320     687,098
#*  Forum Energy Technologies, Inc....................   2,493      27,947
#   GasLog, Ltd.......................................   2,473      18,473
#*  Geospace Technologies Corp........................   1,000      10,810
    Green Plains, Inc.................................   3,514      66,590
    Gulf Island Fabrication, Inc......................   1,100       9,592
#*  Gulfmark Offshore, Inc. Class A...................   2,675      10,138
*   Gulfport Energy Corp..............................  10,750     317,662
    Halliburton Co.................................... 101,457   3,225,318

                                     1459

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Helix Energy Solutions Group, Inc.................  10,766 $    43,387
#   Helmerich & Payne, Inc............................  12,291     624,383
#   Hess Corp.........................................  31,422   1,335,435
    HollyFrontier Corp................................  22,236     777,593
#*  Hornbeck Offshore Services, Inc...................   3,129      25,439
*   ION Geophysical Corp..............................  12,540       5,642
    Kinder Morgan, Inc................................ 212,727   3,499,359
#*  Kosmos Energy, Ltd................................  11,757      53,729
#*  Laredo Petroleum, Inc.............................   6,417      49,796
#   LinnCo LLC........................................  12,996      12,869
    Marathon Oil Corp.................................  75,073     730,460
    Marathon Petroleum Corp...........................  66,828   2,792,742
#*  Matador Resources Co..............................   8,015     128,480
*   Matrix Service Co.................................   3,244      61,506
#*  McDermott International, Inc......................  24,310      67,096
#*  Memorial Resource Development Corp................  12,624     200,848
#*  Mitcham Industries, Inc...........................   1,264       3,451
#   Murphy Oil Corp...................................  19,314     378,748
#   Nabors Industries, Ltd............................  35,307     259,860
#   National Oilwell Varco, Inc.......................  45,185   1,470,320
*   Natural Gas Services Group, Inc...................   1,600      30,272
*   Newfield Exploration Co...........................  18,789     546,196
*   Newpark Resources, Inc............................   9,500      46,265
#   Noble Corp. P.L.C.................................  26,000     202,540
    Noble Energy, Inc.................................  49,461   1,601,053
#*  Nordic American Offshore, Ltd.....................      19          77
#   Nordic American Tankers, Ltd......................   2,265      28,788
#*  Oasis Petroleum, Inc..............................  10,181      54,468
    Occidental Petroleum Corp.........................  93,356   6,425,693
    Oceaneering International, Inc....................  11,442     387,312
*   Oil States International, Inc.....................   5,700     160,911
#   ONEOK, Inc........................................  23,356     581,798
#*  Overseas Shipholding Group, Inc. Class A..........     269         718
*   Overseas Shipholding Group, Inc. Class B..........   2,700       8,073
    Panhandle Oil and Gas, Inc. Class A...............   2,000      28,860
*   Parker Drilling Co................................   9,114      12,486
*   Parsley Energy, Inc. Class A......................  11,187     215,462
#   Patterson-UTI Energy, Inc.........................  15,402     221,481
    PBF Energy, Inc. Class A..........................  10,971     383,875
*   PDC Energy, Inc...................................   4,527     257,450
#   Peabody Energy Corp...............................   1,846       8,215
*   PetroQuest Energy, Inc............................   5,600       2,632
*   PHI, Inc. Non-voting..............................   1,795      32,543
    Phillips 66.......................................  62,627   5,019,554
#*  Pioneer Energy Services Corp......................   8,743      11,978
    Pioneer Natural Resources Co......................  18,089   2,242,132
#   QEP Resources, Inc................................  18,400     235,888
#   Range Resources Corp..............................  17,614     520,670
#*  RigNet, Inc.......................................   1,066      15,553
    Rowan Cos. P.L.C. Class A.........................  13,381     169,270
#   RPC, Inc..........................................   9,225     115,036
#   Schlumberger, Ltd................................. 153,372  11,084,194
    Scorpio Tankers, Inc..............................  18,204     111,044

                                     1460

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CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  SEACOR Holdings, Inc..............................   2,200 $    101,222
    SemGroup Corp. Class A............................   4,659      103,150
#   Ship Finance International, Ltd...................   6,400       85,696
#   SM Energy Co......................................   7,000       97,860
#*  Southwestern Energy Co............................  38,383      341,225
#   Spectra Energy Corp...............................  79,130    2,172,118
    Superior Energy Services, Inc.....................  16,418      169,270
#*  Synergy Resources Corp............................   7,259       46,022
#   Targa Resources Corp..............................   4,587      103,070
#   Teekay Corp.......................................   4,349       29,791
    Teekay Tankers, Ltd. Class A......................   2,298       10,502
    Tesco Corp........................................   2,270       15,436
    Tesoro Corp.......................................  14,426    1,258,668
*   TETRA Technologies, Inc...........................   8,150       50,448
#   Transocean, Ltd...................................  41,056      427,803
#*  Ultra Petroleum Corp..............................  16,709       37,762
#*  Unit Corp.........................................   4,580       47,769
#   US Silica Holdings, Inc...........................   5,584      104,142
*   Vaalco Energy, Inc................................   5,480        7,727
    Valero Energy Corp................................  58,700    3,983,969
#*  W&T Offshore, Inc.................................   3,644        7,106
#*  Weatherford International P.L.C...................  80,380      541,761
    Western Refining, Inc.............................   9,794      322,223
#*  Westmoreland Coal Co..............................     837        4,670
*   Whiting Petroleum Corp............................  22,238      163,449
    Williams Cos., Inc. (The).........................  82,857    1,599,140
    World Fuel Services Corp..........................   8,045      313,353
#*  WPX Energy, Inc...................................  21,687      117,544
                                                               ------------
Total Energy..........................................          148,504,528
                                                               ------------
Financials -- (12.9%)
    1st Source Corp...................................   2,189       66,152
*   Affiliated Managers Group, Inc....................   6,380      856,132
    Aflac, Inc........................................  49,194    2,851,284
    Alexander & Baldwin, Inc..........................   4,971      150,621
*   Alleghany Corp....................................   1,869      893,233
    Allied World Assurance Co. Holdings AG............  11,100      406,149
    Allstate Corp. (The)..............................  48,557    2,942,554
#*  Ally Financial, Inc...............................  49,552      785,399
#*  Altisource Asset Management Corp..................     240        3,708
#*  Altisource Portfolio Solutions SA.................   2,400       69,360
#*  Ambac Financial Group, Inc........................   5,480       76,939
#   American Equity Investment Life Holding Co........   9,548      173,678
    American Express Co............................... 108,733    5,817,216
    American Financial Group, Inc.....................   8,269      586,934
    American International Group, Inc................. 153,979    8,696,734
    American National Insurance Co....................   1,954      189,890
*   American River Bankshares.........................     882        9,049
    Ameriprise Financial, Inc.........................  21,340    1,934,471
    Ameris Bancorp....................................   3,851      111,409
    AMERISAFE, Inc....................................   2,573      131,249
    AmeriServ Financial, Inc..........................     100          312
    AmTrust Financial Services, Inc...................   5,255      300,533

                                     1461

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CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Aon P.L.C.........................................    33,234 $ 2,918,942
*   Arch Capital Group, Ltd...........................    13,956     942,728
    Argo Group International Holdings, Ltd............     4,331     246,131
#   Arrow Financial Corp..............................       943      25,951
    Arthur J Gallagher & Co...........................    20,171     759,236
#   Artisan Partners Asset Management, Inc. Class A...     4,407     137,939
    Aspen Insurance Holdings, Ltd.....................     7,426     345,383
#   Associated Banc-Corp..............................    17,760     311,688
*   Associated Capital Group, Inc. Class A............       467      12,646
    Assurant, Inc.....................................     9,500     772,445
    Assured Guaranty, Ltd.............................    18,300     435,174
*   Asta Funding, Inc.................................       400       2,996
    Astoria Financial Corp............................     9,842     148,909
*   Atlantic Coast Financial Corp.....................       137         760
*   Atlanticus Holdings Corp..........................     1,196       3,624
#*  AV Homes, Inc.....................................     1,000      10,220
    Axis Capital Holdings, Ltd........................    12,640     681,422
    Baldwin & Lyons, Inc. Class B.....................       562      13,898
#   Banc of California, Inc...........................       451       6,810
    BancFirst Corp....................................       700      39,158
#*  Bancorp, Inc. (The)...............................     4,099      18,446
    BancorpSouth, Inc.................................    10,334     215,774
    Bank Mutual Corp..................................     6,120      48,226
    Bank of America Corp.............................. 1,272,250  17,989,615
#   Bank of Hawaii Corp...............................     5,000     299,650
    Bank of New York Mellon Corp. (The)...............   129,549   4,692,265
    Bank of the Ozarks, Inc...........................     9,976     442,336
    BankFinancial Corp................................     2,730      33,497
#   BankUnited, Inc...................................    12,135     408,950
    Banner Corp.......................................     3,961     164,382
    BB&T Corp.........................................    94,199   3,076,539
    BBCN Bancorp, Inc.................................    10,613     161,318
*   Beneficial Bancorp, Inc...........................     6,294      81,507
*   Berkshire Hathaway, Inc. Class B..................   229,745  29,814,009
    Berkshire Hills Bancorp, Inc......................     3,350      93,063
    BGC Partners, Inc. Class A........................    25,928     237,241
    BlackRock, Inc....................................    15,131   4,755,068
    BNC Bancorp.......................................       964      22,384
#*  BofI Holding, Inc.................................     7,924     135,976
#   BOK Financial Corp................................     2,703     135,177
    Boston Private Financial Holdings, Inc............     8,785      90,925
    Bridge Bancorp, Inc...............................       439      12,779
    Brookline Bancorp, Inc............................     6,047      67,485
#   Brown & Brown, Inc................................    15,100     456,775
    Bryn Mawr Bank Corp...............................     1,149      30,138
    Calamos Asset Management, Inc. Class A............     1,676      16,073
    Camden National Corp..............................       600      25,182
#   Capital Bank Financial Corp. Class A..............     2,011      61,235
#   Capital City Bank Group, Inc......................     1,069      15,126
    Capital One Financial Corp........................    63,960   4,197,055
    Capitol Federal Financial, Inc....................    16,210     198,897
    Cardinal Financial Corp...........................     5,005      95,445
*   Cascade Bancorp...................................     4,228      22,831

                                     1462

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Cash America International, Inc...................   2,940 $    88,024
    Cathay General Bancorp............................  10,064     281,792
#   CBOE Holdings, Inc................................  10,290     685,520
*   CBRE Group, Inc. Class A..........................  37,154   1,039,197
    CenterState Banks, Inc............................   3,151      44,713
    Central Pacific Financial Corp....................   1,299      27,214
    Charles Schwab Corp. (The)........................ 142,194   3,630,213
    Chemical Financial Corp...........................   4,450     141,777
    Chubb, Ltd........................................  55,611   6,287,936
#   Cincinnati Financial Corp.........................  17,109     985,992
#   CIT Group, Inc....................................  23,481     689,167
    Citigroup, Inc.................................... 362,613  15,440,062
    Citizens Community Bancorp, Inc...................     600       5,484
#   Citizens Financial Group, Inc.....................  53,158   1,129,608
#*  Citizens, Inc.....................................   4,015      26,017
#   City Holding Co...................................   1,857      82,562
#   Clifton Bancorp, Inc..............................   1,417      20,447
    CME Group, Inc....................................  39,465   3,545,930
#   CNA Financial Corp................................   6,959     231,248
    CNB Financial Corp................................     280       5,093
    CNO Financial Group, Inc..........................  21,200     368,880
    CoBiz Financial, Inc..............................   3,100      34,069
#   Cohen & Steers, Inc...............................   2,055      62,102
    Columbia Banking System, Inc......................   6,012     178,136
#   Comerica, Inc.....................................  19,755     677,597
#   Commerce Bancshares, Inc..........................  10,927     449,428
#   Community Bank System, Inc........................   5,081     191,249
    Community Trust Bancorp, Inc......................   1,749      60,935
    ConnectOne Bancorp, Inc...........................   3,250      54,048
#   Consolidated-Tomoka Land Co.......................     681      31,632
*   Consumer Portfolio Services, Inc..................   1,025       4,551
#*  Cowen Group, Inc. Class A.........................   4,050      11,583
    Crawford & Co. Class A............................   3,717      16,392
#   Crawford & Co. Class B............................   1,800       8,190
#*  Credit Acceptance Corp............................     897     160,527
#   Cullen/Frost Bankers, Inc.........................   6,821     326,453
*   Customers Bancorp, Inc............................   1,544      38,754
    CVB Financial Corp................................  11,960     183,108
#   Diamond Hill Investment Group, Inc................     293      49,532
    Dime Community Bancshares, Inc....................   5,980     102,796
    Discover Financial Services.......................  51,900   2,376,501
    Donegal Group, Inc. Class A.......................   1,374      19,387
*   E*TRADE Financial Corp............................  32,990     777,244
*   Eagle Bancorp, Inc................................   2,868     135,484
    East West Bancorp, Inc............................  17,146     555,873
#   Eaton Vance Corp..................................  14,485     415,140
#*  eHealth, Inc......................................   2,800      29,372
    EMC Insurance Group, Inc..........................   1,299      30,215
    Employers Holdings, Inc...........................   3,900      97,149
#*  Encore Capital Group, Inc.........................   2,794      64,038
    Endurance Specialty Holdings, Ltd.................   7,396     458,034
*   Enova International, Inc..........................   2,690      14,983
*   Enstar Group, Ltd.................................   1,077     171,835

                                     1463

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CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Enterprise Financial Services Corp................  1,766 $   50,137
#   Erie Indemnity Co. Class A........................  3,100    297,941
    ESSA Bancorp, Inc.................................    707      9,552
#   EverBank Financial Corp...........................  8,017    112,799
    Evercore Partners, Inc. Class A...................  5,080    229,464
#   Everest Re Group, Ltd.............................  6,000  1,073,640
#*  Ezcorp, Inc. Class A..............................  4,723     14,358
#   FactSet Research Systems, Inc.....................  4,650    700,755
    FBL Financial Group, Inc. Class A.................  2,100    128,226
*   FCB Financial Holdings, Inc. Class A..............  1,575     52,952
#   Federal Agricultural Mortgage Corp. Class C.......  1,380     45,002
#   Federated Investors, Inc. Class B................. 12,401    313,621
    Federated National Holding Co.....................  1,029     25,457
    Fidelity Southern Corp............................  1,153     18,217
    Fifth Third Bancorp............................... 92,901  1,467,836
#   Financial Engines, Inc............................  5,316    143,373
    Financial Institutions, Inc.......................  1,243     34,120
*   First Acceptance Corp.............................    181        371
#   First American Financial Corp..................... 13,379    459,836
*   First BanCorp(318672706)..........................  8,881     23,091
    First Bancorp(318910106)..........................  1,500     28,125
    First Busey Corp..................................  2,339     43,108
#*  First Cash Financial Services, Inc................  3,000    106,500
    First Citizens BancShares, Inc. Class A...........    822    202,261
#   First Commonwealth Financial Corp.................  9,645     84,201
    First Community Bancshares, Inc...................  1,700     31,535
    First Defiance Financial Corp.....................  1,538     59,874
    First Financial Bancorp...........................  7,926    126,816
#   First Financial Bankshares, Inc...................  7,170    187,280
    First Financial Corp..............................  1,100     36,355
    First Financial Northwest, Inc....................  2,411     32,621
#   First Horizon National Corp....................... 26,242    334,061
    First Interstate BancSystem, Inc. Class A.........  1,219     32,852
    First Merchants Corp..............................  3,650     83,439
    First Midwest Bancorp, Inc........................ 10,332    180,087
*   First NBC Bank Holding Co.........................  1,667     52,327
    First Niagara Financial Group, Inc................ 42,517    416,241
    First Republic Bank............................... 16,818  1,143,624
    First South Bancorp, Inc..........................  1,685     14,070
    FirstMerit Corp................................... 19,271    373,472
*   Flagstar Bancorp, Inc.............................  1,679     31,313
    Flushing Financial Corp...........................  2,863     62,986
#   FNB Corp.......................................... 20,407    245,904
    FNF Group......................................... 25,329    820,153
#*  FNFV Group........................................  8,442     79,186
*   Forest City Realty Trust, Inc. Class B............  1,486     29,170
#*  Forestar Group, Inc...............................  3,501     31,789
    Fox Chase Bancorp, Inc............................    800     15,656
    Franklin Resources, Inc........................... 46,420  1,608,917
    Fulton Financial Corp............................. 20,459    262,898
    GAMCO Investors, Inc. Class A.....................    467     13,580
#*  Genworth Financial, Inc. Class A.................. 57,056    158,616
#   German American Bancorp, Inc......................  1,398     44,484

                                     1464

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Glacier Bancorp, Inc..............................   8,340 $   196,741
*   Global Indemnity P.L.C............................   1,204      36,204
    Goldman Sachs Group, Inc. (The)...................  46,482   7,509,632
    Great Southern Bancorp, Inc.......................   1,100      43,637
*   Green Dot Corp. Class A...........................   2,200      39,094
#   Greenhill & Co., Inc..............................   2,931      69,699
#*  Greenlight Capital Re, Ltd. Class A...............   2,682      52,084
    Guaranty Bancorp..................................     319       5,027
*   Hallmark Financial Services, Inc..................   1,034      11,271
    Hancock Holding Co................................   8,126     194,699
    Hanmi Financial Corp..............................   4,412      95,740
    Hanover Insurance Group, Inc. (The)...............   4,956     403,864
    Hartford Financial Services Group, Inc. (The).....  49,236   1,978,303
#   HCI Group, Inc....................................   1,104      36,708
    Heartland Financial USA, Inc......................   1,732      51,873
    Heritage Commerce Corp............................   2,541      24,927
#   Heritage Financial Corp...........................   2,274      41,182
*   HFF, Inc. Class A.................................   4,757     135,908
*   Hilltop Holdings, Inc.............................   7,641     122,027
    Home BancShares, Inc..............................   7,174     277,706
*   HomeStreet, Inc...................................     784      16,056
*   HomeTrust Bancshares, Inc.........................   1,062      19,647
    HopFed Bancorp, Inc...............................     208       2,386
    Horace Mann Educators Corp........................   3,472     106,660
#*  Howard Hughes Corp. (The).........................   4,311     409,674
#   Huntington Bancshares, Inc........................  90,200     773,916
    Iberiabank Corp...................................   4,544     217,430
    Independence Holding Co...........................   2,640      40,498
    Independent Bank Corp.............................   2,038      93,157
    Independent Bank Group, Inc.......................   1,100      32,901
    Infinity Property & Casualty Corp.................     800      63,512
    Interactive Brokers Group, Inc. Class A...........   7,303     235,668
    Intercontinental Exchange, Inc....................  14,478   3,819,296
    International Bancshares Corp.....................   6,326     146,700
*   INTL. FCStone, Inc................................   1,015      28,613
#   Invesco, Ltd......................................  48,960   1,465,373
    Investment Technology Group, Inc..................   3,824      65,811
#   Investors Bancorp, Inc............................  37,700     440,713
    Janus Capital Group, Inc..........................  17,800     224,102
    Jones Lang LaSalle, Inc...........................   5,500     773,960
    JPMorgan Chase & Co............................... 450,970  26,832,715
*   KCG Holdings, Inc. Class A........................   2,082      21,278
    Kearny Financial Corp.............................   3,928      47,490
    Kemper Corp.......................................   4,800     165,888
    Kennedy-Wilson Holdings, Inc......................   9,928     201,340
    KeyCorp...........................................  99,458   1,109,951
    Lakeland Bancorp, Inc.............................   3,852      43,181
    Lakeland Financial Corp...........................   1,700      74,443
    LegacyTexas Financial Group, Inc..................   3,595      70,210
    Legg Mason, Inc...................................  13,474     412,574
#*  LendingTree, Inc..................................     721      53,131
#   Leucadia National Corp............................  35,095     581,173
    Lincoln National Corp.............................  28,868   1,139,131

                                     1465

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Loews Corp........................................  35,005 $1,295,535
#   LPL Financial Holdings, Inc.......................   9,983    303,683
#   M&T Bank Corp.....................................  19,416  2,139,255
    Macatawa Bank Corp................................     886      5,192
    Maiden Holdings, Ltd..............................   8,450    108,160
    MainSource Financial Group, Inc...................   1,600     35,488
*   Marcus & Millichap, Inc...........................   1,064     25,153
*   Markel Corp.......................................   1,531  1,286,744
    MarketAxess Holdings, Inc.........................   4,555    529,428
#   Marlin Business Services Corp.....................   1,200     18,804
    Marsh & McLennan Cos., Inc........................  64,189  3,423,199
    MB Financial, Inc.................................   7,788    242,363
#*  MBIA, Inc.........................................  14,600     97,236
    McGraw Hill Financial, Inc........................  32,864  2,794,097
    Mercantile Bank Corp..............................     285      6,370
    Merchants Bancshares, Inc.........................     694     20,202
    Mercury General Corp..............................   3,136    145,605
    Meridian Bancorp, Inc.............................   4,269     59,979
    MetLife, Inc...................................... 114,595  5,116,667
    Metro Bancorp, Inc................................   1,694     48,313
*   MGIC Investment Corp..............................  15,500    102,610
    MidSouth Bancorp, Inc.............................     900      6,921
#   Moelis & Co. Class A..............................     842     21,420
#   Moody's Corp......................................  21,472  1,914,014
    Morgan Stanley.................................... 174,526  4,516,733
    Morningstar, Inc..................................   2,287    183,898
    MSCI, Inc.........................................  12,894    887,623
    Nasdaq, Inc.......................................  13,831    857,522
    National Bank Holdings Corp. Class A..............   1,497     29,476
    National General Holdings Corp....................      54      1,069
#   National Interstate Corp..........................     588     14,424
    National Penn Bancshares, Inc.....................  12,482    142,295
    Navient Corp......................................  47,447    453,593
*   Navigators Group, Inc. (The)......................   1,805    158,136
    NBT Bancorp, Inc..................................   3,984    103,186
    Nelnet, Inc. Class A..............................   3,140    101,956
    New York Community Bancorp, Inc...................  54,572    844,775
*   NewStar Financial, Inc............................   3,834     29,368
    Northeast Community Bancorp, Inc..................   1,626     11,219
#   Northern Trust Corp...............................  24,817  1,540,639
    Northfield Bancorp, Inc...........................   5,064     78,391
    Northrim BanCorp, Inc.............................     600     13,866
#   NorthStar Asset Management Group, Inc.............  21,618    249,472
    Northwest Bancshares, Inc.........................  10,509    132,098
    OceanFirst Financial Corp.........................   1,629     28,866
#*  Ocwen Financial Corp..............................  12,045     65,163
    OFG Bancorp.......................................   3,500     19,670
    Old National Bancorp..............................   9,703    119,541
    Old Republic International Corp...................  26,882    486,027
    OneBeacon Insurance Group, Ltd. Class A...........   3,161     40,587
*   OneMain Holdings, Inc.............................   7,140    188,710
#   Oppenheimer Holdings, Inc. Class A................     765     11,727
    Opus Bank.........................................     389     12,833

                                     1466

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Oritani Financial Corp............................   6,231 $  104,182
    Pacific Continental Corp..........................   1,300     20,982
*   Pacific Mercantile Bancorp........................   1,425      9,947
*   Pacific Premier Bancorp, Inc......................   1,357     27,859
#   PacWest Bancorp...................................  13,037    478,588
    Park National Corp................................   1,100     96,921
    Park Sterling Corp................................   1,320      9,662
    PartnerRe, Ltd....................................   5,942    834,257
*   Patriot National Bancorp, Inc.....................      20        283
    Peapack Gladstone Financial Corp..................   1,562     33,677
*   PennyMac Financial Services, Inc. Class A.........     230      2,739
#   People's United Financial, Inc....................  35,258    506,657
#   Peoples Bancorp, Inc..............................   1,197     20,541
*   PHH Corp..........................................   5,033     61,805
*   Phoenix Cos., Inc. (The)..........................     418     15,362
*   PICO Holdings, Inc................................   1,800     15,804
    Pinnacle Financial Partners, Inc..................   4,063    202,541
*   Piper Jaffray Cos.................................   1,704     57,936
    PNC Financial Services Group, Inc. (The)..........  61,780  5,353,237
    Popular, Inc......................................  11,367    285,766
#*  PRA Group, Inc....................................   5,700    169,575
    Preferred Bank....................................     453     14,723
#   Primerica, Inc....................................   5,082    228,741
    Principal Financial Group, Inc....................  32,139  1,221,282
    PrivateBancorp, Inc...............................   8,071    303,712
    ProAssurance Corp.................................   6,800    340,816
    Progressive Corp. (The)...........................  68,999  2,156,219
    Prosperity Bancshares, Inc........................   7,608    322,579
    Provident Financial Services, Inc.................   5,262    103,346
    Prudential Financial, Inc.........................  54,475  3,817,608
    Pulaski Financial Corp............................     342      4,863
    Pzena Investment Management, Inc. Class A.........     566      4,358
    Radian Group, Inc.................................   9,498     95,550
    Raymond James Financial, Inc......................  14,829    649,659
    RE/MAX Holdings, Inc. Class A.....................     500     17,410
*   Realogy Holdings Corp.............................  17,722    581,282
#*  Regional Management Corp..........................     133      1,764
    Regions Financial Corp............................ 148,572  1,206,405
    Reinsurance Group of America, Inc.................   7,890    664,575
    RenaissanceRe Holdings, Ltd.......................   5,405    608,873
    Renasant Corp.....................................   3,486    110,681
    Republic Bancorp, Inc. Class A....................     805     21,502
#*  Republic First Bancorp, Inc.......................     500      2,060
    Resource America, Inc. Class A....................   2,228      9,714
    Riverview Bancorp, Inc............................   1,205      5,206
    RLI Corp..........................................   4,500    266,850
    S&T Bancorp, Inc..................................   2,523     68,146
#*  Safeguard Scientifics, Inc........................   1,767     22,971
    Safety Insurance Group, Inc.......................   1,800    101,556
    Sandy Spring Bancorp, Inc.........................   1,969     52,375
#*  Santander Consumer USA Holdings, Inc..............  11,747    122,756
*   Seacoast Banking Corp. of Florida.................   1,185     17,562
    SEI Investments Co................................  17,903    702,514

                                     1467

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   Selective Insurance Group, Inc....................   5,977 $  187,140
    ServisFirst Bancshares, Inc.......................     200      8,014
    SI Financial Group, Inc...........................   1,347     18,804
    Sierra Bancorp....................................     240      4,368
*   Signature Bank....................................   5,848    814,860
    Simmons First National Corp. Class A..............   2,871    127,214
#*  SLM Corp..........................................  53,247    340,781
    South State Corp..................................   2,610    174,479
    Southside Bancshares, Inc.........................   3,061     68,964
    Southwest Bancorp, Inc............................   1,600     26,784
    StanCorp Financial Group, Inc.....................   4,400    504,504
    State Auto Financial Corp.........................   1,800     39,294
    State Bank Financial Corp.........................     555     10,689
#   State Street Corp.................................  48,206  2,686,520
    Sterling Bancorp..................................  12,280    192,919
    Stewart Information Services Corp.................   1,894     67,161
#*  Stifel Financial Corp.............................   7,249    242,552
#   Stock Yards Bancorp, Inc..........................   1,733     67,726
    Suffolk Bancorp...................................   1,838     51,446
#*  Sun Bancorp, Inc..................................     427      8,958
    SunTrust Banks, Inc...............................  61,612  2,253,767
*   SVB Financial Group...............................   6,092    617,241
    Symetra Financial Corp............................   7,540    241,431
*   Synchrony Financial............................... 198,279  5,635,089
    Synovus Financial Corp............................  14,407    439,846
#   T Rowe Price Group, Inc...........................  29,965  2,126,017
    Talmer Bancorp, Inc. Class A......................   4,771     76,622
    TCF Financial Corp................................  18,696    224,539
    TD Ameritrade Holding Corp........................  32,812    904,955
*   Tejon Ranch Co....................................   1,649     32,254
    Territorial Bancorp, Inc..........................     840     22,386
#*  Texas Capital Bancshares, Inc.....................   4,803    171,467
#   TFS Financial Corp................................  11,114    193,939
    Tompkins Financial Corp...........................     868     48,625
    Torchmark Corp....................................  14,850    806,949
    Towne Bank........................................   2,502     47,713
    Travelers Cos., Inc. (The)........................  38,902  4,164,070
    Trico Bancshares..................................   1,628     41,530
    TrustCo Bank Corp. NY.............................   7,300     40,150
#   Trustmark Corp....................................   7,311    158,210
#   U.S. Bancorp...................................... 214,997  8,612,780
    UMB Financial Corp................................   4,167    195,432
    Umpqua Holdings Corp..............................  23,669    342,727
    Union Bankshares Corp.............................   4,955    113,816
#   United Bankshares, Inc............................   7,583    254,637
    United Community Banks, Inc.......................   5,559    100,396
    United Community Financial Corp...................     596      3,653
    United Financial Bancorp, Inc.....................   5,504     62,195
    United Fire Group, Inc............................   2,765    106,812
*   United Security Bancshares........................   1,786      9,305
#   Universal Insurance Holdings, Inc.................   3,536     66,265
    Univest Corp. of Pennsylvania.....................   1,893     37,254
    Unum Group........................................  29,554    846,427

                                     1468

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CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
    Validus Holdings, Ltd.............................   9,464 $    418,687
#   Valley National Bancorp...........................  23,806      209,493
    Value Line, Inc...................................     400        6,712
    Virtus Investment Partners, Inc...................     750       66,000
    Voya Financial, Inc...............................  24,481      748,629
    Waddell & Reed Financial, Inc. Class A............   9,308      255,412
*   Walker & Dunlop, Inc..............................   2,388       57,216
    Washington Federal, Inc...........................  14,508      309,746
    Washington Trust Bancorp, Inc.....................   1,700       67,082
    Waterstone Financial, Inc.........................   1,767       24,473
    Webster Financial Corp............................  10,115      335,515
    Wells Fargo & Co.................................. 589,399   29,605,512
    WesBanco, Inc.....................................   2,465       71,534
#   West BanCorp, Inc.................................   2,033       36,594
#   Westamerica Bancorporation........................   3,200      139,744
*   Western Alliance Bancorp..........................   9,287      302,570
    Westfield Financial, Inc..........................   4,099       32,710
    Westwood Holdings Group, Inc......................     700       33,180
    White Mountains Insurance Group, Ltd..............     700      499,163
    Willis Towers Watson P.L.C........................  18,356    2,101,211
    Wilshire Bancorp, Inc.............................  10,861      115,018
    Wintrust Financial Corp...........................   4,686      197,234
#   WisdomTree Investments, Inc.......................  14,488      173,856
#*  World Acceptance Corp.............................     100        2,894
#   WR Berkley Corp...................................  12,332      618,450
    WSFS Financial Corp...............................   4,531      131,671
    XL Group P.L.C....................................  34,713    1,258,693
#   Yadkin Financial Corp.............................   2,044       47,503
    Zions Bancorporation..............................  22,985      521,300
                                                               ------------
Total Financials......................................          335,011,559
                                                               ------------
Health Care -- (13.3%)
#   Abaxis, Inc.......................................   2,236       97,378
    Abbott Laboratories............................... 182,537    6,909,025
    AbbVie, Inc....................................... 200,097   10,985,325
#*  ABIOMED, Inc......................................   4,889      417,178
#*  Acadia Healthcare Co., Inc........................   7,073      431,665
    Aceto Corp........................................   4,554      104,059
*   Acorda Therapeutics, Inc..........................   4,300      158,326
*   Addus HomeCare Corp...............................     340        7,211
#   Aetna, Inc........................................  40,876    4,162,812
#*  Affymetrix, Inc...................................  12,765      179,093
    Agilent Technologies, Inc.........................  40,366    1,519,780
#*  Air Methods Corp..................................   3,900      151,866
#*  Akorn, Inc........................................  10,057      261,381
#*  Albany Molecular Research, Inc....................   3,400       55,488
*   Alere, Inc........................................   9,719      361,547
*   Alexion Pharmaceuticals, Inc......................  27,796    4,056,270
#*  Align Technology, Inc.............................   8,711      576,146
*   Alkermes P.L.C....................................  18,800      601,788
*   Allergan P.L.C....................................  46,361   13,186,459
*   Alliance HealthCare Services, Inc.................   1,000        7,480
*   Allscripts Healthcare Solutions, Inc..............  22,760      313,633

                                     1469

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Almost Family, Inc................................     812 $    31,051
#*  Alnylam Pharmaceuticals, Inc......................   8,827     608,533
*   AMAG Pharmaceuticals, Inc.........................   2,000      45,820
#*  Amedisys, Inc.....................................   3,037     108,573
    AmerisourceBergen Corp............................  25,180   2,255,121
    Amgen, Inc........................................  92,784  14,170,900
*   AMN Healthcare Services, Inc......................   6,328     178,260
*   Amsurg Corp.......................................   6,800     497,692
#*  Anacor Pharmaceuticals, Inc.......................   4,860     365,132
    Analogic Corp.....................................   1,300      96,291
*   AngioDynamics, Inc................................   1,572      17,795
*   Anika Therapeutics, Inc...........................   1,888      71,027
    Anthem, Inc.......................................  32,544   4,246,667
#*  ArQule, Inc.......................................   2,900       5,075
#*  athenahealth, Inc.................................   4,698     666,176
    Atrion Corp.......................................     200      75,104
    Baxalta, Inc......................................  65,553   2,622,776
    Baxter International, Inc.........................  64,802   2,371,753
#   Becton Dickinson and Co...........................  25,946   3,771,770
*   Bio-Rad Laboratories, Inc. Class A................   2,623     334,721
#   Bio-Techne Corp...................................   4,471     369,707
*   Biogen, Inc.......................................  27,457   7,497,408
*   BioMarin Pharmaceutical, Inc......................  19,280   1,427,106
#*  BioScrip, Inc.....................................   6,872      12,301
*   BioSpecifics Technologies Corp....................     324      12,370
*   Biota Pharmaceuticals, Inc........................     488         786
*   BioTelemetry, Inc.................................   3,663      34,579
#*  Bluebird Bio, Inc.................................   4,000     165,440
*   Boston Scientific Corp............................ 164,648   2,886,279
    Bristol-Myers Squibb Co........................... 206,306  12,823,981
#*  Brookdale Senior Living, Inc......................  18,906     307,790
*   Bruker Corp.......................................  14,667     327,514
#*  Cambrex Corp......................................   3,827     132,567
    Cantel Medical Corp...............................   4,250     252,322
*   Capital Senior Living Corp........................   3,849      70,552
    Cardinal Health, Inc..............................  40,392   3,286,697
*   Catalent, Inc.....................................  10,400     244,712
    Catalyst Biosciences, Inc.........................     263         581
*   Celgene Corp......................................  97,193   9,750,402
#*  Centene Corp......................................  13,647     846,933
#*  Cerner Corp.......................................  36,920   2,141,729
*   Charles River Laboratories International, Inc.....   6,100     452,803
#   Chemed Corp.......................................   2,300     322,736
    Cigna Corp........................................  29,209   3,902,322
#*  Community Health Systems, Inc.....................  13,689     294,040
#   Computer Programs & Systems, Inc..................   1,145      60,147
*   Concert Pharmaceuticals, Inc......................   2,800      42,756
    CONMED Corp.......................................   3,600     132,984
#   Cooper Cos., Inc. (The)...........................   5,565     729,850
*   Corvel Corp.......................................   1,800      82,116
    CR Bard, Inc......................................   8,574   1,571,357
*   Cross Country Healthcare, Inc.....................   1,700      24,480
#   CryoLife, Inc.....................................   3,061      30,090

                                     1470

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Cumberland Pharmaceuticals, Inc...................   2,792 $    13,848
*   Cutera, Inc.......................................   1,850      20,794
*   Cynosure, Inc. Class A............................   3,165     114,573
*   DaVita HealthCare Partners, Inc...................  20,640   1,385,357
    DENTSPLY International, Inc.......................  16,218     955,078
#*  Depomed, Inc......................................   8,100     124,254
*   DexCom, Inc.......................................   9,540     680,011
*   Edwards Lifesciences Corp.........................  25,636   2,004,992
    Eli Lilly & Co.................................... 123,044   9,732,780
*   Emergent Biosolutions, Inc........................   3,398     124,367
#*  Endo International P.L.C..........................  23,869   1,324,013
    Ensign Group, Inc. (The)..........................   6,268     140,717
#*  Envision Healthcare Holdings, Inc.................  21,334     471,481
*   Enzo Biochem, Inc.................................   3,718      17,623
*   Exactech, Inc.....................................   1,400      28,014
#*  ExamWorks Group, Inc..............................   4,044     111,048
*   Express Scripts Holding Co........................  83,093   5,971,894
*   Five Star Quality Care, Inc.......................   4,366      11,090
*   Genesis Healthcare, Inc...........................   2,400       4,320
    Gilead Sciences, Inc.............................. 178,160  14,787,280
*   Globus Medical, Inc. Class A......................   8,757     218,487
*   Greatbatch, Inc...................................   2,750     106,178
#*  Haemonetics Corp..................................   5,600     177,184
*   Halyard Health, Inc...............................   5,003     124,074
#*  Hanger, Inc.......................................   3,139      42,345
#*  Harvard Bioscience, Inc...........................   4,139      12,293
*   HCA Holdings, Inc.................................  39,683   2,761,143
*   Health Net, Inc...................................   8,691     575,518
    HealthSouth Corp..................................  10,319     369,317
*   HealthStream, Inc.................................   2,809      61,517
#*  Healthways, Inc...................................   3,100      36,456
#*  Henry Schein, Inc.................................   9,846   1,491,078
    Hill-Rom Holdings, Inc............................   7,528     367,969
*   HMS Holdings Corp.................................  10,350     124,718
*   Hologic, Inc......................................  29,351     996,173
#*  Horizon Pharma P.L.C..............................  15,973     279,527
    Humana, Inc.......................................  17,105   2,784,523
*   ICU Medical, Inc..................................   1,850     178,063
#*  IDEXX Laboratories, Inc...........................  11,600     813,624
#*  Illumina, Inc.....................................  18,172   2,870,267
*   Impax Laboratories, Inc...........................   7,940     297,512
#*  IMS Health Holdings, Inc..........................  18,773     434,032
#*  Incyte Corp.......................................  20,359   1,436,531
*   Inogen, Inc.......................................   1,400      46,536
#*  Insys Therapeutics, Inc...........................   2,202      38,205
*   Integra LifeSciences Holdings Corp................   3,500     215,075
#*  Intercept Pharmaceuticals, Inc....................   1,955     207,680
#*  Intrexon Corp.....................................   4,900     142,786
*   Intuitive Surgical, Inc...........................   4,338   2,346,207
#*  Ionis Pharmaceuticals, Inc........................  13,738     534,820
#*  Jazz Pharmaceuticals P.L.C........................   7,046     907,102
#   Johnson & Johnson................................. 338,595  35,362,862
#   Kindred Healthcare, Inc...........................   6,692      64,645

                                     1471

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Laboratory Corp. of America Holdings...........  11,684 $ 1,312,697
            Landauer, Inc..................................     917      28,097
#*          Lannett Co., Inc...............................   2,787      71,096
#           LeMaitre Vascular, Inc.........................   2,283      33,332
*           LHC Group, Inc.................................   1,463      55,477
*           LifePoint Health, Inc..........................   5,824     406,457
#*          Ligand Pharmaceuticals, Inc....................   1,893     189,243
*           LivaNova P.L.C.................................   2,900     162,342
*           Luminex Corp...................................   3,762      72,193
*           Magellan Health, Inc...........................   2,600     148,200
*           Mallinckrodt P.L.C.............................  12,872     747,734
*           Masimo Corp....................................   5,278     193,967
            McKesson Corp..................................  27,814   4,477,498
(degrees)*  Medcath Corp...................................   1,565          --
#*          Medicines Co. (The)............................   7,340     253,670
#*          MediciNova, Inc................................     500       2,015
*           Medivation, Inc................................  20,174     659,690
*           MEDNAX, Inc....................................  11,228     779,897
            Medtronic P.L.C................................ 172,046  13,061,732
            Merck & Co., Inc............................... 340,045  17,230,080
#           Meridian Bioscience, Inc.......................   4,363      83,988
*           Merit Medical Systems, Inc.....................   4,472      74,012
#*          Mettler-Toledo International, Inc..............   3,200   1,001,120
#*          Molina Healthcare, Inc.........................   4,711     258,681
*           Momenta Pharmaceuticals, Inc...................   4,800      59,616
*           Mylan NV.......................................  50,501   2,660,898
*           Myriad Genetics, Inc...........................   9,000     350,730
            National HealthCare Corp.......................   1,000      63,150
            National Research Corp. Class A................     600       9,054
            National Research Corp. Class B................     100       3,361
*           Natus Medical, Inc.............................   4,206     148,388
#*          Nektar Therapeutics............................  15,500     211,420
*           Neogen Corp....................................   3,711     193,640
*           Neurocrine Biosciences, Inc....................  10,157     432,180
#*          NuVasive, Inc..................................   5,417     249,832
*           Omnicell, Inc..................................   4,051     113,387
#*          OPKO Health, Inc...............................  34,357     276,230
#*          OraSure Technologies, Inc......................   4,876      26,672
*           Orthofix International NV......................   2,122      83,755
#           Owens & Minor, Inc.............................   6,767     234,477
#*          Pain Therapeutics, Inc.........................   2,000       3,240
*           PAREXEL International Corp.....................   6,325     404,547
#           Patterson Cos., Inc............................  10,936     464,343
            PDL BioPharma, Inc.............................  14,616      45,894
            PerkinElmer, Inc...............................  13,500     652,320
#           Perrigo Co. P.L.C..............................  14,542   2,102,482
            Pfizer, Inc.................................... 752,753  22,951,439
*           PharMerica Corp................................   2,600      77,194
#           Phibro Animal Health Corp. Class A.............   1,175      39,421
#*          Pozen, Inc.....................................   3,692      24,183
#*          Premier, Inc. Class A..........................   4,900     156,506
*           Prestige Brands Holdings, Inc..................   5,511     257,253
#*          Progenics Pharmaceuticals, Inc.................   3,300      13,761

                                     1472

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   ProPhase Labs, Inc................................     350 $       427
*   Providence Service Corp. (The)....................   1,602      71,129
#*  pSivida Corp......................................   1,029       3,509
    Quality Systems, Inc..............................   4,000      52,440
    Quest Diagnostics, Inc............................  16,526   1,085,262
*   Quidel Corp.......................................   2,861      48,751
*   Quintiles Transnational Holdings, Inc.............  10,840     659,397
*   RadNet, Inc.......................................   1,992      11,912
#*  Regeneron Pharmaceuticals, Inc....................   9,500   3,990,855
*   Repligen Corp.....................................   3,600      79,740
#   ResMed, Inc.......................................  16,541     937,875
*   Rigel Pharmaceuticals, Inc........................   5,853      16,096
*   RTI Surgical, Inc.................................   5,843      18,756
*   Sagent Pharmaceuticals, Inc.......................     432       6,528
*   SciClone Pharmaceuticals, Inc.....................   2,710      21,653
*   SeaSpine Holdings Corp............................     866      12,522
#*  Seattle Genetics, Inc.............................  13,184     434,808
#   Select Medical Holdings Corp......................   6,947      66,205
*   Sirona Dental Systems, Inc........................   6,195     658,467
#*  Spectrum Pharmaceuticals, Inc.....................   6,160      30,554
    St Jude Medical, Inc..............................  33,716   1,782,228
    STERIS P.L.C......................................   6,866     475,402
#   Stryker Corp......................................  40,471   4,012,700
*   Sucampo Pharmaceuticals, Inc. Class A.............   3,016      38,152
*   Supernus Pharmaceuticals, Inc.....................   3,645      41,334
*   Surgical Care Affiliates, Inc.....................   3,214     137,141
*   SurModics, Inc....................................   1,400      27,930
*   Symmetry Surgical, Inc............................     825       7,277
*   Taro Pharmaceutical Industries, Ltd...............   1,627     237,217
#*  Team Health Holdings, Inc.........................   7,980     326,143
#   Teleflex, Inc.....................................   4,773     647,648
#*  Tenet Healthcare Corp.............................  11,700     317,304
    Thermo Fisher Scientific, Inc.....................  48,620   6,420,757
#*  Triple-S Management Corp. Class B.................   2,513      56,015
#*  Ultragenyx Pharmaceutical, Inc....................   3,419     191,977
#*  United Therapeutics Corp..........................   5,400     665,172
#   UnitedHealth Group, Inc........................... 114,581  13,195,148
#   Universal American Corp...........................   3,113      19,674
    Universal Health Services, Inc. Class B...........  10,800   1,216,512
    US Physical Therapy, Inc..........................     902      46,137
    Utah Medical Products, Inc........................     276      15,558
*   Varian Medical Systems, Inc.......................  11,557     891,391
*   Vascular Solutions, Inc...........................   1,700      46,512
*   VCA, Inc..........................................   9,932     509,214
#*  Veeva Systems, Inc. Class A.......................  10,582     255,026
*   Vertex Pharmaceuticals, Inc.......................  29,233   2,652,895
*   Waters Corp.......................................   9,674   1,172,586
#*  WellCare Health Plans, Inc........................   4,900     372,302
#   West Pharmaceutical Services, Inc.................   8,590     491,520
*   Wright Medical Group NV...........................   7,847     156,548
    Zimmer Biomet Holdings, Inc.......................  20,832   2,067,784

                                     1473

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Health Care -- (Continued)
    Zoetis, Inc....................................... 57,289 $  2,466,291
                                                              ------------
Total Health Care.....................................         344,548,537
                                                              ------------
Industrials -- (9.9%)
    3M Co............................................. 76,129   11,495,479
#   AAON, Inc.........................................  6,918      148,945
    AAR Corp..........................................  3,583       75,279
    ABM Industries, Inc...............................  5,315      159,609
#   Acacia Research Corp..............................  4,362       16,314
*   ACCO Brands Corp.................................. 14,620       88,743
    Acme United Corp..................................    400        5,540
    Actuant Corp. Class A.............................  7,200      167,616
    Acuity Brands, Inc................................  5,282    1,069,235
#   ADT Corp. (The)................................... 20,202      597,575
#*  Advisory Board Co. (The)..........................  4,814      220,337
*   AECOM............................................. 18,022      494,524
*   Aegion Corp.......................................  6,240      112,507
#*  Aerojet Rocketdyne Holdings, Inc..................  5,859       96,381
#*  Aerovironment, Inc................................  2,727       69,566
#   AGCO Corp......................................... 10,140      494,528
#   Air Lease Corp.................................... 11,893      306,364
*   Air Transport Services Group, Inc.................  3,656       35,573
    Alamo Group, Inc..................................    789       41,841
    Alaska Air Group, Inc............................. 14,864    1,046,426
    Albany International Corp. Class A................  4,033      136,799
    Allegiant Travel Co...............................  1,647      264,294
    Allegion P.L.C.................................... 12,131      734,653
    Allison Transmission Holdings, Inc................ 19,770      470,328
    Altra Industrial Motion Corp......................  4,206       94,467
    AMERCO............................................  1,054      386,449
*   Ameresco, Inc. Class A............................  1,700        9,265
    American Airlines Group, Inc...................... 81,400    3,173,786
#   American Railcar Industries, Inc..................  1,606       72,912
#   American Science & Engineering, Inc...............  1,029       36,931
*   American Woodmark Corp............................  1,645      113,505
    AMETEK, Inc....................................... 28,023    1,318,482
#   AO Smith Corp.....................................  9,832      686,765
    Apogee Enterprises, Inc...........................  3,751      149,215
    Applied Industrial Technologies, Inc..............  4,082      156,912
*   ARC Document Solutions, Inc.......................  3,000       11,070
    ArcBest Corp......................................  3,000       61,590
    Argan, Inc........................................  1,347       40,572
#*  Armstrong World Industries, Inc...................  5,335      206,358
    Astec Industries, Inc.............................  2,360       88,028
*   Astronics Corp....................................  2,458       79,246
#*  Astronics Corp. Class B...........................    952       30,869
*   Atlas Air Worldwide Holdings, Inc.................  2,609       95,829
*   Avis Budget Group, Inc............................ 11,377      298,874
    AZZ, Inc..........................................  3,800      195,624
#   B/E Aerospace, Inc................................ 12,803      517,881
*   Babcock & Wilcox Enterprises, Inc.................  5,834      120,472
    Barnes Group, Inc.................................  5,300      172,303
#   Barrett Business Services, Inc....................    825       32,315

                                     1474

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Beacon Roofing Supply, Inc........................   6,843 $  277,142
*   Blount International, Inc.........................   5,320     49,476
#   Boeing Co. (The)..................................  78,682  9,452,069
    Brady Corp. Class A...............................   5,080    113,995
    Briggs & Stratton Corp............................   4,639     91,203
    Brink's Co. (The).................................   6,859    201,655
#*  Builders FirstSource, Inc.........................   7,816     62,762
    BWX Technologies, Inc.............................  12,816    383,711
*   CAI International, Inc............................   1,400      8,750
    Carlisle Cos., Inc................................   7,798    652,537
*   Casella Waste Systems, Inc. Class A...............   3,338     19,861
#   Caterpillar, Inc..................................  66,924  4,165,350
*   CBIZ, Inc.........................................   5,600     56,560
    CDI Corp..........................................   1,100      5,654
    CEB, Inc..........................................   4,388    258,804
    CECO Environmental Corp...........................   1,246      9,719
    Celadon Group, Inc................................   3,823     30,355
#   CH Robinson Worldwide, Inc........................  17,200  1,114,044
*   Chart Industries, Inc.............................   3,200     51,872
#   Chicago Bridge & Iron Co. NV......................  11,265    437,307
    Cintas Corp.......................................  11,500    988,080
    CIRCOR International, Inc.........................   1,580     56,074
*   Civeo Corp........................................  11,400     12,312
#   CLARCOR, Inc......................................   6,100    285,846
#*  Clean Harbors, Inc................................   6,136    271,886
#*  Colfax Corp.......................................   8,888    196,780
    Columbus McKinnon Corp............................   2,000     28,600
    Comfort Systems USA, Inc..........................   4,929    139,688
#*  Command Security Corp.............................   1,531      3,812
*   Commercial Vehicle Group, Inc.....................   2,700      8,370
*   Continental Building Products, Inc................   2,401     35,871
#   Copa Holdings SA Class A..........................   3,120    146,952
*   Copart, Inc.......................................  14,003    469,241
    Covanta Holding Corp..............................  14,735    208,353
*   Covenant Transportation Group, Inc. Class A.......     779     15,214
*   CPI Aerostructures, Inc...........................     541      4,739
*   CRA International, Inc............................   1,100     20,493
    Crane Co..........................................   4,900    234,024
    CSX Corp.......................................... 117,673  2,708,832
    Cubic Corp........................................   1,635     65,335
#   Cummins, Inc......................................  19,589  1,760,855
    Curtiss-Wright Corp...............................   5,700    393,300
    Danaher Corp......................................  75,531  6,544,761
#   Deere & Co........................................  37,000  2,849,370
    Delta Air Lines, Inc..............................  93,317  4,133,010
#   Deluxe Corp.......................................   5,900    329,810
*   DigitalGlobe, Inc.................................   7,382     96,704
#   Donaldson Co., Inc................................  16,100    453,698
    Douglas Dynamics, Inc.............................   3,141     62,380
#   Dover Corp........................................  19,380  1,132,761
*   Ducommun, Inc.....................................   1,100     16,280
    Dun & Bradstreet Corp. (The)......................   4,600    452,732
*   DXP Enterprises, Inc..............................     999     15,664

                                     1475

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CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Dycom Industries, Inc.............................     3,988 $   264,245
    Eastern Co. (The).................................       600       9,966
    Eaton Corp. P.L.C.................................    54,616   2,758,654
#*  Echo Global Logistics, Inc........................     2,925      64,379
    EMCOR Group, Inc..................................     7,159     327,166
    Emerson Electric Co...............................    78,189   3,595,130
    Encore Wire Corp..................................     1,900      70,699
#*  Energy Recovery, Inc..............................     2,000      12,400
    EnerSys...........................................     5,200     251,836
    Engility Holdings, Inc............................     1,259      17,009
    Ennis, Inc........................................     2,716      54,239
    EnPro Industries, Inc.............................     3,100     137,857
    Equifax, Inc......................................    13,883   1,468,821
    ESCO Technologies, Inc............................     2,486      85,593
    Essendant, Inc....................................     3,629     108,362
*   Esterline Technologies Corp.......................     3,200     251,872
    Expeditors International of Washington, Inc.......    22,436   1,012,312
    Exponent, Inc.....................................     3,054     156,701
    Fastenal Co.......................................    32,907   1,334,708
    Federal Signal Corp...............................     6,721      99,404
    FedEx Corp........................................    32,029   4,256,014
#   Flowserve Corp....................................    16,800     649,152
    Fluor Corp........................................    16,532     742,121
#   Fortune Brands Home & Security, Inc...............    19,072     926,708
    Forward Air Corp..................................     4,083     176,222
#*  Franklin Covey Co.................................     1,500      26,565
#   Franklin Electric Co., Inc........................     5,400     147,312
    FreightCar America, Inc...........................     1,200      22,860
*   FTI Consulting, Inc...............................     4,300     145,727
*   Fuel Tech, Inc....................................     1,700       3,060
*   Furmanite Corp....................................     3,300      17,292
    G&K Services, Inc. Class A........................     2,500     160,950
#   GATX Corp.........................................     4,700     192,606
*   Gencor Industries, Inc............................       400       4,716
#*  Generac Holdings, Inc.............................     6,865     195,103
#   General Cable Corp................................     5,029      58,940
    General Dynamics Corp.............................    32,435   4,338,830
#   General Electric Co............................... 1,156,066  33,641,521
#*  Genesee & Wyoming, Inc. Class A...................     6,826     338,433
*   Gibraltar Industries, Inc.........................     3,140      66,694
    Global Brass & Copper Holdings, Inc...............     2,967      61,447
    Global Power Equipment Group, Inc.................     1,290       3,380
*   Goldfield Corp. (The).............................     1,983       2,538
#   Gorman-Rupp Co. (The).............................     2,441      62,050
*   GP Strategies Corp................................     1,842      44,558
#   Graco, Inc........................................     7,425     539,649
#   Graham Corp.......................................     1,500      25,950
    Granite Construction, Inc.........................     4,185     161,667
*   Great Lakes Dredge & Dock Corp....................     6,665      22,928
#   Greenbrier Cos., Inc. (The).......................     2,169      56,090
#   Griffon Corp......................................     5,003      75,946
    H&E Equipment Services, Inc.......................     3,255      37,921
    Hardinge, Inc.....................................       700       6,181

                                     1476

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CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Harsco Corp.......................................  8,088 $   52,087
*   Hawaiian Holdings, Inc............................  5,638    198,514
*   HC2 Holdings, Inc.................................    900      3,420
*   HD Supply Holdings, Inc........................... 25,171    661,242
#   Healthcare Services Group, Inc....................  7,963    281,651
#   Heartland Express, Inc............................  5,162     88,528
    HEICO Corp........................................  2,900    161,530
    HEICO Corp. Class A...............................  4,551    211,166
    Heidrick & Struggles International, Inc...........  1,861     49,056
    Herman Miller, Inc................................  6,453    165,326
*   Hertz Global Holdings, Inc........................ 36,477    331,211
#   Hexcel Corp....................................... 10,870    449,801
*   Hill International, Inc...........................  4,200     14,196
    Hillenbrand, Inc..................................  6,405    173,447
    HNI Corp..........................................  5,673    192,995
    Honeywell International, Inc...................... 88,987  9,183,458
    Houston Wire & Cable Co...........................  2,370     13,059
*   Hub Group, Inc. Class A...........................  4,335    132,087
    Hubbell, Inc......................................  6,430    581,465
*   Hudson Global, Inc................................  3,600      9,720
    Huntington Ingalls Industries, Inc................  5,491    702,189
    Hurco Cos., Inc...................................    883     23,841
*   Huron Consulting Group, Inc.......................  2,384    133,766
    Hyster-Yale Materials Handling, Inc...............  1,066     55,368
*   ICF International, Inc............................  1,750     59,868
#   IDEX Corp.........................................  9,441    684,567
*   IHS, Inc. Class A.................................  7,964    833,194
    Illinois Tool Works, Inc.......................... 40,188  3,619,733
    Ingersoll-Rand P.L.C.............................. 30,166  1,552,644
#*  InnerWorkings, Inc................................  5,543     39,134
*   Innovative Solutions & Support, Inc...............  1,906      5,032
    Insperity, Inc....................................  2,127     95,566
    Insteel Industries, Inc...........................  2,000     49,020
*   Integrated Electrical Services, Inc...............    858     10,528
    Interface, Inc....................................  7,269    122,773
*   Intersections, Inc................................  1,231      3,188
    ITT Corp..........................................  9,589    311,163
*   Jacobs Engineering Group, Inc..................... 13,400    525,682
    JB Hunt Transport Services, Inc................... 10,657    774,764
*   JetBlue Airways Corp.............................. 35,600    758,636
    John Bean Technologies Corp.......................  2,998    137,338
#   Joy Global, Inc................................... 10,525    104,934
    Kadant, Inc.......................................    900     34,929
#   Kaman Corp........................................  3,749    149,360
#   Kansas City Southern.............................. 12,659    897,270
    KAR Auction Services, Inc......................... 15,484    517,475
    KBR, Inc.......................................... 15,190    216,609
    Kelly Services, Inc. Class A......................  2,711     44,948
    Kennametal, Inc...................................  8,500    150,450
*   Key Technology, Inc...............................    744      5,394
    Kforce, Inc.......................................  2,790     62,217
    Kimball International, Inc. Class B...............  2,500     24,100
#*  Kirby Corp........................................  5,899    298,784

                                     1477

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CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#*  KLX, Inc..........................................  5,451 $  159,333
#   Knight Transportation, Inc........................  5,768    141,143
    Knoll, Inc........................................  5,103     93,640
    Korn/Ferry International..........................  4,871    150,076
#*  Kratos Defense & Security Solutions, Inc..........  3,728     11,892
    L-3 Communications Holdings, Inc..................  9,787  1,143,513
    Landstar System, Inc..............................  4,810    276,142
*   Lawson Products, Inc..............................    649     12,578
#*  Layne Christensen Co..............................  1,700      8,704
    LB Foster Co. Class A.............................    581      6,699
#   Lennox International, Inc.........................  5,200    623,064
    Lincoln Electric Holdings, Inc....................  8,460    450,410
#   Lindsay Corp......................................  1,349     94,889
    Lockheed Martin Corp.............................. 34,131  7,201,641
    LSI Industries, Inc...............................  2,400     27,696
*   Lydall, Inc.......................................  1,419     40,087
    Manitowoc Co., Inc. (The)......................... 13,600    214,064
    ManpowerGroup, Inc................................  8,313    634,698
    Marten Transport, Ltd.............................  3,358     56,347
    Masco Corp........................................ 40,426  1,066,842
*   MasTec, Inc.......................................  6,300     97,272
    Matson, Inc.......................................  4,200    169,722
    Matthews International Corp. Class A..............  2,886    144,040
    McGrath RentCorp..................................  2,486     60,683
*   Meritor, Inc......................................  9,997     68,280
*   MFRI, Inc.........................................  1,091      6,982
#*  Middleby Corp. (The)..............................  7,043    636,405
    Miller Industries, Inc............................  1,421     30,537
*   Mistras Group, Inc................................    203      4,586
#   Mobile Mini, Inc..................................  3,845     99,662
*   Moog, Inc. Class A................................  3,953    183,143
*   MRC Global, Inc...................................  6,559     65,918
    MSA Safety, Inc...................................  3,481    148,987
#   MSC Industrial Direct Co., Inc. Class A...........  5,217    338,114
    Mueller Industries, Inc...........................  5,800    147,610
    Mueller Water Products, Inc. Class A.............. 15,235    125,079
#   Multi-Color Corp..................................  1,486     93,663
*   MYR Group, Inc....................................  2,509     50,205
    National Presto Industries, Inc...................    737     58,289
*   Navigant Consulting, Inc..........................  4,323     68,260
*   NCI Building Systems, Inc.........................  3,774     39,174
    Nielsen Holdings P.L.C............................ 42,211  2,032,882
*   NL Industries, Inc................................  4,704      9,784
#   NN, Inc...........................................  1,461     17,707
    Nordson Corp......................................  6,470    390,982
    Norfolk Southern Corp............................. 34,166  2,408,703
#*  Nortek, Inc.......................................    786     30,646
    Northrop Grumman Corp............................. 21,819  4,037,824
#*  NOW, Inc.......................................... 11,296    153,174
#*  Old Dominion Freight Line, Inc....................  7,700    422,191
    Omega Flex, Inc...................................    302      8,939
*   On Assignment, Inc................................  4,685    181,075
    Orbital ATK, Inc..................................  6,815    614,917

                                     1478

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CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#*  Orion Energy Systems, Inc.........................    230 $      467
*   Orion Marine Group, Inc...........................  2,500      9,025
#   Oshkosh Corp......................................  9,200    302,956
    Owens Corning..................................... 12,844    593,264
#   PACCAR, Inc....................................... 40,896  2,006,767
*   PAM Transportation Services, Inc..................    391     10,100
    Park-Ohio Holdings Corp...........................  1,300     37,089
    Parker-Hannifin Corp.............................. 16,190  1,573,020
*   Patrick Industries, Inc...........................    900     31,455
*   Pendrell Corp..................................... 12,128      6,548
    Pentair P.L.C..................................... 22,197  1,045,923
*   PGT, Inc..........................................  3,609     35,368
#   Pitney Bowes, Inc................................. 24,413    478,007
    Powell Industries, Inc............................    700     17,528
*   PowerSecure International, Inc....................  2,600     28,548
    Precision Castparts Corp.......................... 15,985  3,755,676
    Primoris Services Corp............................  3,064     62,475
#*  Proto Labs, Inc...................................  1,323     72,752
    Quad/Graphics, Inc................................  2,303     23,214
    Quanex Building Products Corp.....................  3,800     70,338
*   Quanta Services, Inc.............................. 22,667    423,873
    Raven Industries, Inc.............................  5,746     86,247
    Raytheon Co....................................... 36,415  4,669,860
#*  RBC Bearings, Inc.................................  2,240    132,899
    RCM Technologies, Inc.............................    395      1,963
    Regal Beloit Corp.................................  4,600    258,566
*   Republic Airways Holdings, Inc....................  4,358      9,283
    Republic Services, Inc............................ 31,237  1,365,057
    Resources Connection, Inc.........................  4,266     64,459
*   Rexnord Corp......................................  9,016    147,592
*   Roadrunner Transportation Systems, Inc............  1,537     12,173
    Robert Half International, Inc.................... 15,593    682,506
#   Rockwell Automation, Inc.......................... 15,420  1,473,689
#   Rockwell Collins, Inc............................. 15,432  1,248,140
#   Rollins, Inc...................................... 12,600    347,130
#   Roper Technologies, Inc........................... 12,044  2,115,770
*   RPX Corp..........................................  2,672     30,942
#   RR Donnelley & Sons Co............................ 25,252    352,770
*   Rush Enterprises, Inc. Class A....................  2,675     51,093
    Ryder System, Inc.................................  6,088    323,699
*   Saia, Inc.........................................  2,325     49,732
#*  Sensata Technologies Holding NV................... 20,030    735,101
*   SIFCO Industries, Inc.............................    100        775
    Simpson Manufacturing Co., Inc....................  3,827    124,875
    SkyWest, Inc......................................  4,969     74,634
    Snap-on, Inc......................................  6,986  1,128,658
#*  SolarCity Corp....................................  7,188    256,252
    Southwest Airlines Co............................. 81,139  3,052,449
*   SP Plus Corp......................................  2,343     52,600
*   Sparton Corp......................................    400      6,856
*   Spirit Aerosystems Holdings, Inc. Class A......... 17,100    725,040
#*  Spirit Airlines, Inc..............................  8,024    335,403
    SPX Corp..........................................  3,900     36,270

                                     1479

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   SPX FLOW, Inc.....................................   3,900 $   92,976
    Standex International Corp........................   1,820    131,440
    Stanley Black & Decker, Inc.......................  16,997  1,603,497
    Steelcase, Inc. Class A...........................  13,910    177,492
#*  Stericycle, Inc...................................  10,204  1,228,051
*   Sterling Construction Co., Inc....................   1,440      7,747
    Sun Hydraulics Corp...............................   2,235     56,903
#*  Swift Transportation Co...........................   9,100    148,421
    TAL International Group, Inc......................   3,192     36,006
#*  Taser International, Inc..........................   5,800     89,262
*   Team, Inc.........................................   1,992     47,808
*   Teledyne Technologies, Inc........................   3,700    300,625
    Tennant Co........................................   1,603     86,738
    Terex Corp........................................  11,602    259,885
    Tetra Tech, Inc...................................   6,326    167,576
#   Textainer Group Holdings, Ltd.....................   2,100     22,365
    Textron, Inc......................................  30,800  1,053,976
*   Thermon Group Holdings, Inc.......................   2,619     44,052
    Timken Co. (The)..................................   8,560    227,268
    Titan International, Inc..........................   4,800     14,400
*   Titan Machinery, Inc..............................   1,496     12,701
    Toro Co. (The)....................................   6,400    476,928
#*  TransDigm Group, Inc..............................   6,100  1,370,853
*   TRC Cos., Inc.....................................   3,000     26,490
*   Trex Co., Inc.....................................   2,928    109,976
*   TriMas Corp.......................................   3,678     63,593
    Trinity Industries, Inc...........................  16,800    359,856
#   Triumph Group, Inc................................   5,222    133,161
*   TrueBlue, Inc.....................................   4,300     98,212
#*  Tutor Perini Corp.................................   3,160     41,744
    Twin Disc, Inc....................................     668      7,642
    Tyco International P.L.C..........................  49,979  1,718,778
*   Ultralife Corp....................................   2,100     11,823
    UniFirst Corp.....................................   1,540    162,162
    Union Pacific Corp................................ 101,964  7,341,408
*   United Continental Holdings, Inc..................  45,006  2,172,890
    United Parcel Service, Inc. Class B...............  86,240  8,037,568
#*  United Rentals, Inc...............................  10,912    522,794
#   United Technologies Corp.......................... 102,934  9,026,282
    Universal Forest Products, Inc....................   1,800    124,002
    Universal Truckload Services, Inc.................     888     11,464
#   US Ecology, Inc...................................   1,848     62,777
*   USA Truck, Inc....................................   1,235     19,970
#*  USG Corp..........................................  10,369    185,501
    Valmont Industries, Inc...........................   2,500    266,475
*   Vectrus, Inc......................................   1,092     21,578
#*  Verisk Analytics, Inc.............................  18,210  1,329,330
#*  Veritiv Corp......................................     831     25,636
*   Versar, Inc.......................................   1,500      3,900
    Viad Corp.........................................   1,850     54,520
#*  Vicor Corp........................................   1,200     10,080
*   Virco Manufacturing Corp..........................   1,718      5,326
    VSE Corp..........................................     800     48,000

                                     1480

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CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
#*  Wabash National Corp..............................   6,947 $     76,834
*   WABCO Holdings, Inc...............................   7,200      645,480
    Wabtec Corp.......................................  12,107      774,243
    Waste Connections, Inc............................  15,240      913,943
    Waste Management, Inc.............................  54,724    2,897,636
    Watsco, Inc.......................................   3,200      371,872
    Watts Water Technologies, Inc. Class A............   2,870      141,405
    Werner Enterprises, Inc...........................   4,400      106,260
*   Wesco Aircraft Holdings, Inc......................   7,013       79,177
#*  WESCO International, Inc..........................   4,987      201,375
    West Corp.........................................   3,908       70,774
*   Willis Lease Finance Corp.........................     400        7,084
#   Woodward, Inc.....................................   6,716      310,212
#   WW Grainger, Inc..................................   6,800    1,337,492
#*  XPO Logistics, Inc................................  10,177      232,544
    Xylem, Inc........................................  22,233      799,276
#*  YRC Worldwide, Inc................................   3,260       33,708
                                                               ------------
Total Industrials.....................................          257,888,728
                                                               ------------
Information Technology -- (19.1%)
#*  3D Systems Corp...................................  10,300       82,503
    Accenture P.L.C. Class A..........................  77,415    8,170,379
#*  ACI Worldwide, Inc................................  14,954      267,677
    Activision Blizzard, Inc..........................  62,085    2,161,800
*   Actua Corp........................................   3,900       36,894
#*  Acxiom Corp.......................................   7,928      148,254
*   ADDvantage Technologies Group, Inc................     400          700
*   Adobe Systems, Inc................................  61,622    5,492,369
    ADTRAN, Inc.......................................   5,562      101,006
*   Advanced Energy Industries, Inc...................   4,259      119,593
*   Agilysys, Inc.....................................   2,000       19,800
*   Akamai Technologies, Inc..........................  20,469      933,796
#*  Alliance Data Systems Corp........................   7,487    1,495,828
*   Alpha & Omega Semiconductor, Ltd..................     640        6,112
*   Alphabet, Inc. Class A............................  36,099   27,483,974
*   Alphabet, Inc. Class C............................  38,578   28,661,525
    Amdocs, Ltd.......................................  17,472      956,417
    American Software, Inc. Class A...................   2,676       26,037
*   Amkor Technology, Inc.............................  11,015       67,632
#   Amphenol Corp. Class A............................  36,888    1,828,538
    Analog Devices, Inc...............................  37,585    2,024,328
*   Anixter International, Inc........................   3,000      148,320
#*  ANSYS, Inc........................................  10,792      951,746
    Apple, Inc........................................ 682,513   66,435,815
    Applied Materials, Inc............................ 136,992    2,417,909
#*  Arista Networks, Inc..............................   4,492      269,655
#*  ARRIS International P.L.C.........................  16,650      424,076
*   Arrow Electronics, Inc............................  11,300      583,080
#*  Aspen Technology, Inc.............................  11,112      360,473
    Atmel Corp........................................  46,749      376,797
#*  Autodesk, Inc.....................................  26,909    1,259,879
    Automatic Data Processing, Inc....................  57,135    4,747,347
#   Avago Technologies, Ltd...........................  34,248    4,579,300

                                     1481

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   AVG Technologies NV...............................   8,712 $   164,395
*   Aviat Networks, Inc...............................   6,079       4,481
#*  Avid Technology, Inc..............................   3,971      28,194
    Avnet, Inc........................................  15,500     618,760
#   AVX Corp..........................................   6,815      78,236
*   Aware, Inc........................................   2,752       8,146
*   Axcelis Technologies, Inc.........................   4,358      11,418
#   Badger Meter, Inc.................................   1,600      89,328
*   Bankrate, Inc.....................................   3,008      34,412
#*  Barracuda Networks, Inc...........................     226       2,391
    Bel Fuse, Inc. Class B............................   1,175      17,825
    Belden, Inc.......................................   4,749     202,877
*   Benchmark Electronics, Inc........................   4,988     104,748
    Black Box Corp....................................   2,047      15,598
    Blackbaud, Inc....................................   6,100     375,028
#*  Blackhawk Network Holdings, Inc...................   6,606     248,980
#*  Blucora, Inc......................................   5,747      49,597
    Booz Allen Hamilton Holding Corp..................  14,385     406,952
#*  Bottomline Technologies de, Inc...................   3,763     108,450
#   Broadcom Corp. Class A............................  58,795   3,214,323
    Broadridge Financial Solutions, Inc...............  14,590     781,440
    Brocade Communications Systems, Inc...............  52,771     421,113
    Brooks Automation, Inc............................   1,861      17,735
    CA, Inc...........................................  35,472   1,019,111
*   Cabot Microelectronics Corp.......................   2,700     109,728
*   CACI International, Inc. Class A..................   2,335     193,968
#*  Cadence Design Systems, Inc.......................  36,622     716,326
*   CalAmp Corp.......................................   5,287      89,879
*   Calix, Inc........................................   3,886      29,844
#*  Cardtronics, Inc..................................   5,453     168,007
*   Cascade Microtech, Inc............................   1,242      19,686
#   Cass Information Systems, Inc.....................   1,118      56,906
#*  Cavium, Inc.......................................   6,685     386,192
    CDK Global, Inc...................................  16,506     727,089
    CDW Corp..........................................  17,656     678,873
*   Ceva, Inc.........................................   1,916      44,355
    Checkpoint Systems, Inc...........................   2,685      17,399
*   CIBER, Inc........................................  16,532      53,729
*   Ciena Corp........................................  15,452     274,582
*   Cimpress NV.......................................   3,805     298,769
*   Cirrus Logic, Inc.................................   7,925     275,156
    Cisco Systems, Inc................................ 621,364  14,782,250
*   Citrix Systems, Inc...............................  19,517   1,375,168
#*  Clearfield, Inc...................................     574       8,495
    Cognex Corp.......................................  11,136     359,136
*   Cognizant Technology Solutions Corp. Class A......  74,875   4,740,336
*   Coherent, Inc.....................................   3,048     235,519
    Cohu, Inc.........................................   1,500      18,165
#*  CommScope Holding Co., Inc........................  17,125     383,943
    Communications Systems, Inc.......................   1,155       8,339
*   CommVault Systems, Inc............................   4,695     176,156
    Computer Sciences Corp............................  16,353     524,441
    Computer Task Group, Inc..........................   1,400       8,274

                                     1482

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Comtech Telecommunications Corp...................   1,794 $    35,019
*   Constant Contact, Inc.............................   3,432     108,486
    Convergys Corp....................................  11,700     285,948
*   CoreLogic, Inc....................................  10,349     369,459
    Corning, Inc...................................... 144,231   2,684,139
*   CoStar Group, Inc.................................   4,087     716,737
*   Covisint Corp.....................................   2,786       5,878
*   Cray, Inc.........................................   5,750     226,493
*   Cree, Inc.........................................  11,750     329,353
#   CSG Systems International, Inc....................   3,600     125,784
    CSRA, Inc.........................................  16,353     437,933
    CTS Corp..........................................   5,571      87,743
*   CyberOptics Corp..................................   1,199      10,491
    Cypress Semiconductor Corp........................  36,041     283,282
    Daktronics, Inc...................................   4,150      33,325
*   Datalink Corp.....................................   1,423      10,217
*   Demand Media, Inc.................................     553       2,787
*   DHI Group, Inc....................................   4,237      39,446
#   Diebold, Inc......................................   7,100     196,812
*   Digi International, Inc...........................   2,040      18,605
#*  Digimarc Corp.....................................     858      30,699
*   Diodes, Inc.......................................   3,450      65,999
#   Dolby Laboratories, Inc. Class A..................   6,760     243,428
*   DSP Group, Inc....................................   3,109      29,753
    DST Systems, Inc..................................   4,093     431,443
*   DTS, Inc..........................................   2,882      64,211
    EarthLink Holdings Corp...........................  14,869      88,024
*   eBay, Inc......................................... 128,597   3,016,886
#   Ebix, Inc.........................................   5,000     170,600
*   EchoStar Corp. Class A............................   5,601     196,763
*   Edgewater Technology, Inc.........................   1,000       7,790
    Electro Rent Corp.................................   2,590      22,637
*   Electro Scientific Industries, Inc................   2,430      14,677
#*  Electronic Arts, Inc..............................  37,521   2,421,793
*   Electronics for Imaging, Inc......................   5,000     206,900
#*  Ellie Mae, Inc....................................   1,400      97,762
#*  eMagin Corp.......................................   2,210       3,006
    EMC Corp.......................................... 223,348   5,532,330
*   Emcore Corp.......................................     827       5,012
#*  EnerNOC, Inc......................................   2,080      10,920
*   Entegris, Inc.....................................  13,900     162,074
*   Envestnet, Inc....................................   3,212      75,321
*   EPAM Systems, Inc.................................   5,535     414,572
    Epiq Systems, Inc.................................   4,051      50,719
*   ePlus, Inc........................................     500      47,355
*   Euronet Worldwide, Inc............................   6,400     510,528
#*  Everi Holdings, Inc...............................   5,930      16,663
*   ExlService Holdings, Inc..........................   4,142     180,840
*   Extreme Networks, Inc.............................   6,199      17,109
#*  F5 Networks, Inc..................................   8,448     792,253
*   Fabrinet..........................................   3,226      80,360
*   Facebook, Inc. Class A............................ 266,209  29,871,312
    Fair Isaac Corp...................................   4,225     403,783

                                     1483

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Fairchild Semiconductor International, Inc........  13,385 $   274,259
*   FARO Technologies, Inc............................   2,100      53,907
    FEI Co............................................   4,865     352,469
    Fidelity National Information Services, Inc.......  34,273   2,047,126
*   Finisar Corp......................................  10,015     127,191
#*  FireEye, Inc......................................  13,300     187,397
*   First Solar, Inc..................................   9,139     627,484
*   Fiserv, Inc.......................................  28,600   2,704,416
#*  FleetCor Technologies, Inc........................   9,315   1,144,255
*   Flextronics International, Ltd....................  60,599     635,078
    FLIR Systems, Inc.................................  16,900     494,156
*   FormFactor, Inc...................................   6,406      53,234
    Forrester Research, Inc...........................   1,137      36,350
#*  Fortinet, Inc.....................................  18,461     519,493
*   Frequency Electronics, Inc........................     798       7,086
*   Gartner, Inc......................................  10,000     878,900
*   Genpact, Ltd......................................  22,351     534,636
#   Global Payments, Inc..............................  16,792     989,888
#*  Glu Mobile, Inc...................................   1,098       2,427
#*  GrubHub, Inc......................................   4,905      92,459
*   GSE Systems, Inc..................................   1,745       3,682
*   GSI Group, Inc....................................   1,769      21,865
*   GSI Technology, Inc...............................   2,032       7,010
*   GTT Communications, Inc...........................   2,997      44,625
#*  Guidewire Software, Inc...........................   8,235     453,254
    Hackett Group, Inc. (The).........................   5,500      81,235
#*  Harmonic, Inc.....................................  10,205      33,677
    Harris Corp.......................................  14,654   1,274,458
    Heartland Payment Systems, Inc....................   4,300     395,944
    Hewlett Packard Enterprise Co..................... 212,428   2,923,009
    HP, Inc........................................... 222,328   2,158,805
*   Hutchinson Technology, Inc........................   1,900       7,030
    IAC/InterActiveCorp...............................   8,868     460,604
*   ID Systems, Inc...................................   1,700       6,817
*   IEC Electronics Corp..............................     638       2,150
*   II-VI, Inc........................................   4,886     101,629
#*  Imation Corp......................................   2,440       2,049
*   Immersion Corp....................................     597       5,063
#*  Infinera Corp.....................................  13,690     209,731
    Ingram Micro, Inc. Class A........................  18,040     508,728
*   Innodata, Inc.....................................   2,754       6,637
*   Inphi Corp........................................   1,500      41,625
*   Insight Enterprises, Inc..........................   4,020      94,993
*   Integrated Device Technology, Inc.................  17,881     455,608
    Intel Corp........................................ 576,343  17,878,160
    InterDigital, Inc.................................   4,500     202,680
#*  Internap Corp.....................................   7,852      30,309
    International Business Machines Corp.............. 111,813  13,953,144
    Intersil Corp. Class A............................  12,140     157,820
*   Intevac, Inc......................................   2,384      10,656
*   IntraLinks Holdings, Inc..........................   1,193       9,616
*   IntriCon Corp.....................................     800       5,984
    Intuit, Inc.......................................  30,298   2,893,762

                                     1484

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  IPG Photonics Corp................................   4,276 $   345,629
*   Iteris, Inc.......................................     600       1,278
*   Itron, Inc........................................   2,634      86,817
*   Ixia..............................................   4,546      43,505
    IXYS Corp.........................................   2,391      28,525
    j2 Global, Inc....................................   5,583     404,823
    Jabil Circuit, Inc................................  19,112     380,520
#   Jack Henry & Associates, Inc......................   9,690     786,634
    Juniper Networks, Inc.............................  49,530   1,168,908
*   Kemet Corp........................................   2,594       3,839
*   Key Tronic Corp...................................     749       5,677
*   Keysight Technologies, Inc........................  19,561     457,727
*   Kimball Electronics, Inc..........................   1,875      18,825
    KLA-Tencor Corp...................................  17,570   1,177,014
#*  Knowles Corp......................................   9,690     131,784
#*  Kopin Corp........................................   8,696      16,783
*   Kulicke & Soffa Industries, Inc...................   6,752      68,330
*   KVH Industries, Inc...............................   2,000      19,300
    Lam Research Corp.................................  16,902   1,213,395
*   Lattice Semiconductor Corp........................   8,552      41,563
    Leidos Holdings, Inc..............................   7,400     341,288
    Lexmark International, Inc. Class A...............   7,972     224,890
#   Linear Technology Corp............................  28,437   1,215,113
*   LinkedIn Corp. Class A............................  14,055   2,781,625
*   Lionbridge Technologies, Inc......................   5,700      26,391
*   Liquidity Services, Inc...........................     652       4,245
    Littelfuse, Inc...................................   2,879     293,370
*   LoJack Corp.......................................   2,400      12,864
#*  Lumentum Holdings, Inc............................   5,060      99,834
#*  M/A-COM Technology Solutions Holdings, Inc........   2,012      77,462
#*  Magnachip Semiconductor Corp......................   2,100       9,618
*   Manhattan Associates, Inc.........................   8,776     505,936
    ManTech International Corp. Class A...............   2,440      70,345
    Marchex, Inc. Class B.............................   3,183      12,159
    Marvell Technology Group, Ltd.....................  49,822     440,925
    MasterCard, Inc. Class A.......................... 122,280  10,886,588
#*  Mattersight Corp..................................     500       2,730
*   Mattson Technology, Inc...........................     200         698
    Maxim Integrated Products, Inc....................  32,128   1,073,075
    MAXIMUS, Inc......................................   7,600     405,612
*   MaxLinear, Inc. Class A...........................   2,448      37,650
#*  Maxwell Technologies, Inc.........................     703       4,900
    Mentor Graphics Corp..............................  12,551     218,136
*   Mercury Systems, Inc..............................   2,500      47,725
#   Mesa Laboratories, Inc............................     300      31,200
    Methode Electronics, Inc..........................   5,669     147,734
#   Microchip Technology, Inc.........................  24,123   1,080,952
*   Micron Technology, Inc............................ 115,231   1,270,998
*   Microsemi Corp....................................  13,004     412,227
    Microsoft Corp.................................... 936,929  51,615,419
*   MicroStrategy, Inc. Class A.......................   1,168     201,492
    MKS Instruments, Inc..............................   5,048     178,901
    MOCON, Inc........................................     535       7,014

                                     1485

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  ModusLink Global Solutions, Inc...................   5,100 $    10,965
*   MoneyGram International, Inc......................   1,383       7,330
    Monolithic Power Systems, Inc.....................   3,320     207,732
    Monotype Imaging Holdings, Inc....................   4,300     107,242
#*  Monster Worldwide, Inc............................  12,900      64,371
#*  MoSys, Inc........................................   3,108       2,828
    Motorola Solutions, Inc...........................  23,741   1,585,187
    MTS Systems Corp..................................   1,700      90,780
*   Multi-Fineline Electronix, Inc....................   1,672      27,973
#*  Nanometrics, Inc..................................   2,297      32,457
#   National Instruments Corp.........................  11,075     315,638
    NCI, Inc. Class A.................................   1,200      15,144
#*  NCR Corp..........................................  19,970     426,160
#*  NeoPhotonics Corp.................................     780       6,997
#   NetApp, Inc.......................................  35,539     779,370
*   NETGEAR, Inc......................................   3,951     147,649
#*  NetScout Systems, Inc.............................  11,014     237,352
#*  NetSuite, Inc.....................................   4,746     329,230
#*  NeuStar, Inc. Class A.............................   7,800     191,724
*   Newport Corp......................................   5,630      85,745
    NIC, Inc..........................................   5,718     113,159
*   Nuance Communications, Inc........................  28,092     495,262
#*  Numerex Corp. Class A.............................     700       4,354
#   NVIDIA Corp.......................................  65,700   1,924,353
*   NXP Semiconductors NV.............................   4,182     312,730
#*  Oclaro, Inc.......................................   4,000      13,840
*   ON Semiconductor Corp.............................  48,843     418,096
    Optical Cable Corp................................   1,300       3,120
    Oracle Corp....................................... 412,709  14,985,464
*   OSI Systems, Inc..................................   2,078     113,916
#*  Palo Alto Networks, Inc...........................   8,767   1,310,579
*   PAR Technology Corp...............................   1,750      10,185
    Park Electrochemical Corp.........................   2,544      41,416
#   Paychex, Inc......................................  39,639   1,897,123
#*  Paycom Software, Inc..............................   3,922     118,248
*   PayPal Holdings, Inc.............................. 132,845   4,801,018
    PC Connection, Inc................................   1,900      42,883
    PC-Tel, Inc.......................................   2,700      12,933
*   PCM, Inc..........................................   1,468      12,111
*   PDF Solutions, Inc................................   3,109      33,670
    Pegasystems, Inc..................................   3,390      79,665
*   Perceptron, Inc...................................     528       3,485
*   Perficient, Inc...................................   2,556      48,692
*   Photronics, Inc...................................   5,488      65,527
    Plantronics, Inc..................................   4,499     201,690
*   Plexus Corp.......................................   2,860      99,957
*   Polycom, Inc......................................  18,000     183,420
    Power Integrations, Inc...........................   2,919     137,572
*   PRGX Global, Inc..................................   2,100       7,980
*   Progress Software Corp............................   6,750     174,758
*   PTC, Inc..........................................  13,909     411,845
    QAD, Inc. Class A.................................     739      13,679
    QAD, Inc. Class B.................................     184       2,856

                                     1486

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   QLogic Corp.......................................   7,416 $   95,073
*   Qorvo, Inc........................................  16,501    653,440
    QUALCOMM, Inc..................................... 185,425  8,407,169
#*  QuinStreet, Inc...................................   2,500      9,525
*   Qumu Corp.........................................   1,254      3,925
#*  Rackspace Hosting, Inc............................  13,000    262,730
*   Radisys Corp......................................   2,460      6,642
*   Rambus, Inc.......................................  11,313    138,471
*   RealD, Inc........................................   2,400     24,936
*   RealNetworks, Inc.................................   3,050     11,041
*   Red Hat, Inc......................................  21,317  1,493,256
    Reis, Inc.........................................   1,130     25,482
*   RetailMeNot, Inc..................................   1,320     12,012
#*  Rightside Group, Ltd..............................     553      4,977
*   Rofin-Sinar Technologies, Inc.....................   2,867     73,080
*   Rogers Corp.......................................   1,570     74,528
*   Rosetta Stone, Inc................................   1,296      8,631
*   Rovi Corp.........................................  11,513    224,043
#*  Ruckus Wireless, Inc..............................   5,936     49,922
*   Rudolph Technologies, Inc.........................   2,529     32,396
    Sabre Corp........................................  17,794    455,704
*   salesforce.com, Inc...............................  77,995  5,308,340
    SanDisk Corp......................................  25,120  1,775,984
*   Sanmina Corp......................................   7,765    145,516
*   ScanSource, Inc...................................   2,184     68,534
    Science Applications International Corp...........   4,228    180,197
*   SciQuest, Inc.....................................   3,307     42,098
#*  Seachange International, Inc......................   3,000     18,660
#   Seagate Technology P.L.C..........................  35,310  1,025,755
*   Semtech Corp......................................   7,320    147,132
#*  ServiceNow, Inc...................................  17,966  1,117,665
*   ShoreTel, Inc.....................................   4,620     37,930
#*  Shutterstock, Inc.................................     900     26,001
*   Sigma Designs, Inc................................   2,500     16,575
#*  Silicon Graphics International Corp...............   1,172      6,886
*   Silicon Laboratories, Inc.........................   4,220    192,432
#*  Silver Spring Networks, Inc.......................     389      4,454
    Skyworks Solutions, Inc...........................  22,403  1,544,015
*   SolarWinds, Inc...................................   7,737    463,833
    Solera Holdings, Inc..............................   7,592    411,942
#*  Splunk, Inc.......................................  15,481    716,615
#   SS&C Technologies Holdings, Inc...................  10,681    686,681
#*  Stamps.com, Inc...................................   1,538    144,295
*   StarTek, Inc......................................   2,385      9,564
#*  Stratasys, Ltd....................................   3,698     60,277
#*  SunPower Corp.....................................   5,642    143,532
*   Super Micro Computer, Inc.........................   3,909    116,410
*   Sykes Enterprises, Inc............................   3,800    111,872
    Symantec Corp.....................................  73,841  1,465,005
#*  Synaptics, Inc....................................   3,900    285,909
#*  Synchronoss Technologies, Inc.....................   3,466    106,198
    SYNNEX Corp.......................................   3,205    269,060
*   Synopsys, Inc.....................................  16,668    715,057

                                     1487

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Syntel, Inc.......................................   4,000 $   189,360
#*  Tableau Software, Inc. Class A....................   6,314     506,635
#*  Take-Two Interactive Software, Inc................   8,400     291,480
    TE Connectivity, Ltd..............................  46,494   2,657,597
*   Tech Data Corp....................................   4,313     269,131
*   TeleCommunication Systems, Inc. Class A...........   4,140      20,534
    TeleTech Holdings, Inc............................   2,400      64,104
*   Teradata Corp.....................................  15,885     386,641
    Teradyne, Inc.....................................  23,067     448,192
    Tessco Technologies, Inc..........................   1,314      21,707
    Tessera Technologies, Inc.........................   4,753     136,981
    Texas Instruments, Inc............................ 124,431   6,586,133
*   TiVo, Inc.........................................  11,267      89,911
    Total System Services, Inc........................  18,983     762,357
    TransAct Technologies, Inc........................     600       4,638
    Travelport Worldwide, Ltd.........................     754       8,211
*   Travelzoo, Inc....................................     400       3,244
#*  Trimble Navigation, Ltd...........................  27,364     527,852
#*  TTM Technologies, Inc.............................   6,116      35,656
#*  Twitter, Inc......................................  51,177     859,774
*   Tyler Technologies, Inc...........................   4,125     647,872
#*  Ubiquiti Networks, Inc............................   3,500     103,635
#*  Ultimate Software Group, Inc. (The)...............   3,196     561,313
*   Ultra Clean Holdings, Inc.........................   2,422      12,498
#*  Ultratech, Inc....................................   2,900      58,493
#*  Unisys Corp.......................................   4,732      46,468
*   United Online, Inc................................   1,335      14,164
*   Unwired Planet, Inc...............................     479       4,445
#*  USA Technologies, Inc.............................     346       1,114
*   Vantiv, Inc. Class A..............................  17,628     829,397
#*  Veeco Instruments, Inc............................   3,900      72,696
#*  VeriFone Systems, Inc.............................  12,403     290,106
*   Verint Systems, Inc...............................   6,479     237,196
#*  VeriSign, Inc.....................................  14,623   1,105,499
#*  ViaSat, Inc.......................................   5,643     352,688
#*  Viavi Solutions, Inc..............................  25,300     126,500
*   Vicon Industries, Inc.............................     900       1,485
*   Virtusa Corp......................................   3,423     153,077
#   Visa, Inc. Class A................................ 238,882  17,794,320
#   Vishay Intertechnology, Inc.......................  12,724     145,817
*   Vishay Precision Group, Inc.......................   1,973      23,321
#*  VMware, Inc. Class A..............................   9,342     427,397
    Wayside Technology Group, Inc.....................     152       2,774
*   Web.com Group, Inc................................   4,205      79,180
#*  WebMD Health Corp.................................   4,023     205,616
*   Westell Technologies, Inc. Class A................   5,426       5,969
#   Western Digital Corp..............................  24,715   1,185,826
#   Western Union Co. (The)...........................  63,452   1,131,984
#*  WEX, Inc..........................................   4,640     336,910
#*  Workday, Inc. Class A.............................  12,545     790,460
*   Xcerra Corp.......................................   4,140      22,687
#   Xerox Corp........................................ 117,387   1,144,523
    Xilinx, Inc.......................................  30,218   1,519,059

                                     1488

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
*   XO Group, Inc.....................................   4,000 $     59,600
*   Yahoo!, Inc....................................... 109,339    3,226,594
#*  Zebra Technologies Corp. Class A..................   5,922      357,689
#*  Zillow Group, Inc. Class A........................   5,900      127,853
#*  Zillow Group, Inc. Class C........................   6,000      123,000
*   Zix Corp..........................................   4,055       18,207
*   Zynga, Inc. Class A...............................  88,653      218,086
                                                               ------------
Total Information Technology..........................          494,694,351
                                                               ------------
Materials -- (2.7%)
    A Schulman, Inc...................................   3,119       78,973
    AEP Industries, Inc...............................     422       35,718
    Air Products & Chemicals, Inc.....................  24,922    3,157,867
    Airgas, Inc.......................................   7,460    1,044,400
#*  AK Steel Holding Corp.............................   7,657       15,620
    Albemarle Corp....................................  13,035      686,162
#   Alcoa, Inc........................................ 150,443    1,096,729
#   Allegheny Technologies, Inc.......................  11,087      103,996
#*  AM Castle & Co....................................   1,388        2,554
#   American Vanguard Corp............................   2,950       33,217
#   AptarGroup, Inc...................................   7,800      568,620
    Ashland, Inc......................................   7,907      749,267
    Avery Dennison Corp...............................  11,501      700,296
    Axiall Corp.......................................   8,057      144,462
    Balchem Corp......................................   4,312      242,076
    Ball Corp.........................................  15,487    1,034,996
    Bemis Co., Inc....................................  11,191      535,713
*   Berry Plastics Group, Inc.........................  14,758      458,974
*   Boise Cascade Co..................................   4,103       84,768
    Cabot Corp........................................   8,136      328,206
    Calgon Carbon Corp................................   5,900       95,521
#   Carpenter Technology Corp.........................   4,801      133,276
#   Celanese Corp. Series A...........................  17,730    1,128,869
*   Century Aluminum Co...............................   6,661       31,440
    CF Industries Holdings, Inc.......................  30,115      903,450
#   Chase Corp........................................   1,300       59,735
#   Chemours Co. (The)................................  20,385       80,317
*   Chemtura Corp.....................................  10,398      272,844
*   Clearwater Paper Corp.............................   2,200       86,152
*   Codexis, Inc......................................   1,220        4,941
*   Coeur Mining, Inc.................................   9,600       21,216
    Commercial Metals Co..............................  14,074      195,910
#   Compass Minerals International, Inc...............   3,958      296,256
*   Core Molding Technologies, Inc....................     389        4,213
*   Crown Holdings, Inc...............................  16,614      762,250
#   Deltic Timber Corp................................   1,282       70,407
    Domtar Corp.......................................   7,486      241,424
    Dow Chemical Co. (The)............................ 106,435    4,470,270
    Eagle Materials, Inc..............................   5,564      297,897
    Eastman Chemical Co...............................  17,099    1,046,630
#   Ecolab, Inc.......................................  32,593    3,515,807
#   EI du Pont de Nemours & Co........................ 101,926    5,377,616
*   Ferro Corp........................................   7,900       73,391

                                     1489

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Ferroglobe P.L.C..................................   6,858 $   58,293
#*  Flotek Industries, Inc............................   5,082     33,948
#   FMC Corp..........................................  15,700    560,804
#   Freeport-McMoRan, Inc............................. 111,158    511,327
    Friedman Industries, Inc..........................     599      2,875
    FutureFuel Corp...................................   1,256     15,725
    Graphic Packaging Holding Co......................  39,100    444,176
    Greif, Inc. Class A...............................   2,500     66,075
#   Hawkins, Inc......................................     888     33,273
    Haynes International, Inc.........................   1,800     57,600
    HB Fuller Co......................................   5,400    200,988
*   Headwaters, Inc...................................   7,800    124,566
#   Hecla Mining Co...................................  28,200     52,452
    Huntsman Corp.....................................  21,532    185,821
    Innophos Holdings, Inc............................   2,500     66,775
    Innospec, Inc.....................................   2,400    119,640
    International Flavors & Fragrances, Inc...........   9,544  1,116,266
    International Paper Co............................  46,300  1,583,923
*   Intrepid Potash, Inc..............................   5,600     12,208
    Kaiser Aluminum Corp..............................   1,800    139,932
    KapStone Paper and Packaging Corp.................   8,598    127,078
    KMG Chemicals, Inc................................   1,500     34,590
*   Koppers Holdings, Inc.............................   1,980     33,521
*   Kraton Performance Polymers, Inc..................   3,187     46,785
#   Kronos Worldwide, Inc.............................   2,426     11,402
#*  Louisiana-Pacific Corp............................  14,700    231,084
#*  LSB Industries, Inc...............................   2,000     11,200
    LyondellBasell Industries NV Class A..............  47,192  3,679,560
#   Martin Marietta Materials, Inc....................   6,130    769,805
    Materion Corp.....................................   1,659     40,629
#   McEwen Mining, Inc................................  13,772     16,940
    Mercer International, Inc.........................   3,588     26,372
    Minerals Technologies, Inc........................   3,500    143,465
    Monsanto Co.......................................  53,588  4,855,073
#   Mosaic Co. (The)..................................  36,121    870,516
    Myers Industries, Inc.............................   3,889     44,296
    Neenah Paper, Inc.................................   1,500     90,660
#   NewMarket Corp....................................   1,212    459,675
    Newmont Mining Corp...............................  56,375  1,125,245
*   Northern Technologies International Corp..........     300      3,120
    Nucor Corp........................................  35,984  1,405,895
    Olin Corp.........................................  80,739  1,367,719
*   OMNOVA Solutions, Inc.............................   3,300     17,325
#*  Owens-Illinois, Inc...............................  17,100    221,274
#   Packaging Corp. of America........................  11,500    584,545
    PH Glatfelter Co..................................   4,200     61,992
#*  Platform Specialty Products Corp..................  14,504    110,666
#   PolyOne Corp......................................  10,028    271,358
    PPG Industries, Inc...............................  30,700  2,920,184
#   Praxair, Inc......................................  34,625  3,462,500
    Quaker Chemical Corp..............................   1,414    106,064
    Reliance Steel & Aluminum Co......................   8,000    455,520
*   Rentech, Inc......................................   2,291      4,467

                                     1490

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
#            Royal Gold, Inc...............................   6,800 $   202,572
#            RPM International, Inc........................  16,418     644,406
             Schnitzer Steel Industries, Inc. Class A......   1,159      15,589
             Schweitzer-Mauduit International, Inc.........   3,186     133,812
             Scotts Miracle-Gro Co. (The) Class A..........   5,209     357,754
             Sealed Air Corp...............................  23,412     948,888
             Sensient Technologies Corp....................   5,521     329,438
             Sherwin-Williams Co. (The)....................   9,577   2,448,552
#            Silgan Holdings, Inc..........................   5,600     296,072
             Sonoco Products Co............................  11,072     437,455
#            Southern Copper Corp..........................  18,041     467,623
             Steel Dynamics, Inc...........................  28,500     522,975
             Stepan Co.....................................   1,746      78,500
#*           Stillwater Mining Co..........................  11,244      73,648
             SunCoke Energy, Inc...........................   6,923      26,169
             Synalloy Corp.................................     737       5,196
#            TimkenSteel Corp..............................   4,280      38,563
*            Trecora Resources.............................     613       6,449
             Tredegar Corp.................................   2,230      29,280
#            United States Lime & Minerals, Inc............     353      19,404
#            United States Steel Corp......................  14,600     102,200
*            Universal Stainless & Alloy Products, Inc.....     545       3,728
*            US Concrete, Inc..............................   1,426      64,854
             Valspar Corp. (The)...........................   9,315     729,644
             Vulcan Materials Co...........................  15,188   1,339,582
#            Westlake Chemical Corp........................   5,260     239,225
             WestRock Co...................................  30,506   1,076,252
             Worthington Industries, Inc...................   5,620     171,916
#*           WR Grace & Co.................................   8,700     707,658
                                                                    -----------
Total Materials............................................          70,787,042
                                                                    -----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares.........   2,901          --
(degrees)*   Petrocorp, Inc. Escrow Shares.................     100          --
                                                                    -----------
Total Other................................................                  --
                                                                    -----------
Telecommunication Services -- (2.3%)
#*           8x8, Inc......................................   3,443      43,244
*            Alaska Communications Systems Group, Inc......   1,400       2,268
             AT&T, Inc..................................... 752,600  27,138,756
             Atlantic Tele-Network, Inc....................   1,149      88,462
*            Boingo Wireless, Inc..........................   1,200       7,320
#            CenturyLink, Inc..............................  63,542   1,615,238
*            Cincinnati Bell, Inc..........................  35,400     114,696
             Cogent Communications Holdings, Inc...........   5,580     186,428
#            Consolidated Communications Holdings, Inc.....   5,787     115,971
#*           FairPoint Communications, Inc.................   1,044      15,660
#            Frontier Communications Corp.................. 136,638     621,703
*            General Communication, Inc. Class A...........   3,550      64,326
             IDT Corp. Class B.............................   1,800      22,860
             Inteliquent, Inc..............................   2,700      46,386
#*           Iridium Communications, Inc...................   4,218      29,357

                                     1491

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
*   Level 3 Communications, Inc.......................  35,934 $ 1,753,939
*   Lumos Networks Corp...............................   2,000      23,160
#*  NTELOS Holdings Corp..............................   2,000      18,500
#*  ORBCOMM, Inc......................................   2,121      15,483
*   SBA Communications Corp. Class A..................  14,400   1,429,632
    Shenandoah Telecommunications Co..................   3,860      88,703
    Spok Holdings, Inc................................   2,839      51,130
#*  Sprint Corp.......................................  89,897     271,489
#*  Straight Path Communications, Inc. Class B........     900      20,250
#*  T-Mobile US, Inc..................................  33,732   1,354,340
    Telephone & Data Systems, Inc.....................  10,495     243,379
*   United States Cellular Corp.......................   1,000      37,640
#   Verizon Communications, Inc....................... 492,718  24,621,118
*   Vonage Holdings Corp..............................  16,854      86,461
#   Windstream Holdings, Inc..........................  10,046      57,965
                                                               -----------
Total Telecommunication Services......................          60,185,864
                                                               -----------
Utilities -- (3.3%)
    AES Corp..........................................  84,027     798,257
    AGL Resources, Inc................................  13,934     885,645
    ALLETE, Inc.......................................   5,781     305,815
    Alliant Energy Corp...............................  14,600     953,964
    Ameren Corp.......................................  29,063   1,305,510
#   American Electric Power Co., Inc..................  59,569   3,631,922
    American States Water Co..........................   4,400     199,760
    American Water Works Co., Inc.....................  21,747   1,411,598
#   Aqua America, Inc.................................  21,779     686,692
#   Artesian Resources Corp. Class A..................     471      14,276
    Atmos Energy Corp.................................  12,602     872,310
*   Avangrid, Inc.....................................   5,631     216,512
#   Avista Corp.......................................   8,019     296,944
    Black Hills Corp..................................   6,409     315,836
    California Water Service Group....................   6,569     164,816
*   Calpine Corp......................................  36,997     566,424
#   CenterPoint Energy, Inc...........................  48,100     859,547
    Chesapeake Utilities Corp.........................   2,134     134,378
    Cleco Corp........................................   6,582     349,768
#   CMS Energy Corp...................................  32,492   1,263,289
    Connecticut Water Service, Inc....................   1,422      61,046
#   Consolidated Edison, Inc..........................  35,448   2,459,737
    Consolidated Water Co., Ltd.......................     777       9,037
    Delta Natural Gas Co., Inc........................     720      15,703
#   Dominion Resources, Inc...........................  73,515   5,305,578
#   DTE Energy Co.....................................  21,719   1,846,332
    Duke Energy Corp..................................  85,412   6,431,524
#*  Dynegy, Inc.......................................  11,135     131,838
    Edison International..............................  39,368   2,432,942
    El Paso Electric Co...............................   4,800     196,464
    Empire District Electric Co. (The)................   6,870     201,566
#   Entergy Corp......................................  21,800   1,538,644
    Eversource Energy.................................  38,288   2,059,894
#   Exelon Corp....................................... 111,437   3,295,192
    FirstEnergy Corp..................................  49,627   1,640,669

                                     1492

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Utilities -- (Continued)
    Gas Natural, Inc..................................     850 $    7,072
#   Genie Energy, Ltd. Class B........................   1,800     15,138
#   Great Plains Energy, Inc..........................  19,000    529,720
    Hawaiian Electric Industries, Inc.................  10,300    308,176
#   IDACORP, Inc......................................   6,282    437,164
#   ITC Holdings Corp.................................  18,700    746,130
#   Laclede Group, Inc. (The).........................   4,761    304,418
#   MDU Resources Group, Inc..........................  22,707    383,294
    MGE Energy, Inc...................................   3,789    183,577
#   Middlesex Water Co................................   1,620     46,980
#   National Fuel Gas Co..............................   7,985    361,960
    New Jersey Resources Corp.........................  10,608    373,614
    NextEra Energy, Inc...............................  56,524  6,314,296
    NiSource, Inc.....................................  38,075    799,956
    Northwest Natural Gas Co..........................   2,797    145,304
#   NorthWestern Corp.................................   6,038    337,162
    NRG Energy, Inc...................................  35,895    381,923
#   NRG Yield, Inc. Class A...........................   3,885     48,174
#   NRG Yield, Inc. Class C...........................   3,885     51,437
    OGE Energy Corp...................................  24,108    632,353
#   ONE Gas, Inc......................................   5,950    336,532
#   Ormat Technologies, Inc...........................   1,700     60,180
#   Otter Tail Corp...................................   3,400     94,656
    Pattern Energy Group, Inc.........................   7,387    139,984
    Pepco Holdings, Inc...............................  24,900    664,332
    PG&E Corp.........................................  59,516  3,268,024
    Piedmont Natural Gas Co., Inc.....................   8,696    515,151
    Pinnacle West Capital Corp........................  13,115    869,656
    PNM Resources, Inc................................   8,746    274,712
    Portland General Electric Co......................  10,407    404,520
    PPL Corp..........................................  82,274  2,884,526
    Public Service Enterprise Group, Inc..............  61,207  2,527,849
#   Questar Corp......................................  19,300    393,527
    RGC Resources, Inc................................     200      4,240
#   SCANA Corp........................................  15,773    992,910
    Sempra Energy.....................................  28,672  2,716,672
    SJW Corp..........................................   2,210     72,046
    South Jersey Industries, Inc......................   6,600    164,076
    Southern Co. (The)................................ 112,364  5,496,847
    Southwest Gas Corp................................   6,069    357,039
#*  Talen Energy Corp.................................   9,163     65,515
    TECO Energy, Inc..................................  27,860    755,563
    UGI Corp..........................................  20,312    690,608
    Unitil Corp.......................................   1,200     46,500
    Vectren Corp......................................  10,340    432,626
#   WEC Energy Group, Inc.............................  38,410  2,121,384
    Westar Energy, Inc................................  16,889    735,685
    WGL Holdings, Inc.................................   5,799    387,315
    Xcel Energy, Inc..................................  61,611  2,354,772

                                     1493

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
             York Water Co. (The)..................        900 $       24,003
                                                               --------------
Total Utilities....................................                85,118,727
                                                               --------------
TOTAL COMMON STOCKS................................             2,362,053,875
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights.............     27,224            218
(degrees)*   Dyax Corp. Contingent Value Rights....     15,701         17,428
(degrees)*   Furiex Pharmaceuticals Contingent
               Value Rights........................        833             --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............      7,025         13,277
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      1,430             --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..............................     26,773         27,172
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights..............................     26,773          1,306
TOTAL RIGHTS/WARRANTS..............................                    59,401
                                                               --------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    ----------
BONDS -- (0.0%)
Health Care -- (0.0%)
(z)(degrees) Catalyst Biosciences, Inc., 0.000%....      1,992          1,952
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             2,362,115,228
                                                               --------------

                                                      SHARES
                                                    ----------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@ DFA Short Term Investment Fund................ 20,307,203    234,954,344
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,565,080,058)^^..........................            $2,597,069,572
                                                               ==============


                                     1494

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  329,222,143           --   --    $  329,222,143
   Consumer Staples...........    236,092,396           --   --       236,092,396
   Energy.....................    148,504,528           --   --       148,504,528
   Financials.................    335,011,559           --   --       335,011,559
   Health Care................    344,548,537           --   --       344,548,537
   Industrials................    257,888,728           --   --       257,888,728
   Information Technology.....    494,694,351           --   --       494,694,351
   Materials..................     70,787,042           --   --        70,787,042
   Other......................             --           --   --                --
   Telecommunication Services.     60,185,864           --   --        60,185,864
   Utilities..................     85,118,727           --   --        85,118,727
Rights/Warrants...............             -- $     59,401   --            59,401
Bonds
   Health Care................             --        1,952   --             1,952
Securities Lending Collateral.             --  234,954,344   --       234,954,344
                               -------------- ------------   --    --------------
TOTAL......................... $2,362,053,875 $235,015,697   --    $2,597,069,572
                               ============== ============   ==    ==============

                                     1495

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)



                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (89.4%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A................... 137,199 $  974,799
    A.H. Belo Corp. Class A...........................  51,284    306,678
    Aaron's, Inc......................................  92,878  2,125,049
#   Abercrombie & Fitch Co. Class A...................  21,420    562,061
    AMCON Distributing Co.............................     388     28,043
#*  America's Car-Mart, Inc...........................  44,364  1,040,779
#   American Eagle Outfitters, Inc.................... 123,455  1,807,381
*   American Public Education, Inc....................   1,668     26,321
*   Apollo Education Group, Inc....................... 106,553    846,031
#   Arctic Cat, Inc...................................  21,276    261,908
    Ark Restaurants Corp..............................  11,046    238,152
#*  Asbury Automotive Group, Inc......................     761     35,828
*   Ascena Retail Group, Inc.......................... 332,243  2,451,953
#*  Ascent Capital Group, Inc. Class A................  26,670    303,771
*   Ballantyne Strong, Inc............................  83,735    371,783
*   Barnes & Noble Education, Inc..................... 157,043  1,730,614
    Barnes & Noble, Inc............................... 197,235  1,729,751
    Bassett Furniture Industries, Inc.................  44,555  1,332,640
    Beasley Broadcast Group, Inc. Class A.............  41,387    143,613
*   Beazer Homes USA, Inc.............................  11,351     97,051
#   bebe stores, Inc.................................. 116,960     45,170
*   Belmond, Ltd. Class A............................. 259,778  2,197,722
    Big 5 Sporting Goods Corp.........................  37,635    458,018
*   Biglari Holdings, Inc.............................     784    296,493
#*  BJ's Restaurants, Inc.............................  50,432  2,163,028
    Bob Evans Farms, Inc..............................  85,312  3,492,673
    Bowl America, Inc. Class A........................  11,489    164,293
#*  Boyd Gaming Corp.................................. 179,677  3,200,047
*   Bridgepoint Education, Inc........................  30,910    207,097
*   Bright Horizons Family Solutions, Inc.............   9,909    695,315
*   Build-A-Bear Workshop, Inc........................  89,058  1,164,879
#*  Cabela's, Inc..................................... 208,284  8,762,508
    Cable One, Inc....................................  12,803  5,505,162
    CalAtlantic Group, Inc............................  75,803  2,462,839
    Caleres, Inc...................................... 191,145  5,137,978
    Callaway Golf Co.................................. 269,842  2,350,324
*   Cambium Learning Group, Inc.......................  56,997    256,487
    Canterbury Park Holding Corp......................   7,625     76,403
*   Career Education Corp............................. 107,015    308,203
*   Carmike Cinemas, Inc..............................   9,630    213,593
#   Carriage Services, Inc............................ 147,027  3,262,529
*   Carrols Restaurant Group, Inc.....................  65,275    872,074
    Cato Corp. (The) Class A..........................   6,937    279,769
*   Cavco Industries, Inc.............................  22,377  1,876,535
*   Century Casinos, Inc..............................     501      3,387
*   Century Communities, Inc..........................   2,063     30,512
*   Charles & Colvard, Ltd............................  33,996     32,296
    Chico's FAS, Inc..................................  70,284    730,251
    Children's Place, Inc. (The)......................  29,455  1,917,520
#*  Christopher & Banks Corp..........................  13,549     23,440
    Churchill Downs, Inc..............................  56,570  7,814,580

                                     1496

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Citi Trends, Inc..................................  19,627 $   405,494
#   Clear Channel Outdoor Holdings, Inc. Class A......  31,420     158,671
#   Columbia Sportswear Co............................   9,424     520,016
#*  Conn's, Inc....................................... 159,725   1,967,812
    Cooper Tire & Rubber Co........................... 109,321   3,985,844
*   Cooper-Standard Holding, Inc......................   1,155      79,995
#   Core-Mark Holding Co., Inc........................ 101,757   8,271,827
#   CSS Industries, Inc...............................  39,334   1,101,745
    Culp, Inc.........................................  36,886     933,954
    Darden Restaurants, Inc........................... 102,117   6,439,498
#*  Deckers Outdoor Corp..............................  74,131   3,666,519
#*  Del Frisco's Restaurant Group, Inc................   3,876      61,396
*   Del Taco Restaurants, Inc.........................   3,505      33,893
*   Delta Apparel, Inc................................  17,375     209,369
*   Destination XL Group, Inc.........................  76,413     328,576
#   DeVry Education Group, Inc........................  92,499   1,840,730
#   Dillard's, Inc. Class A........................... 169,983  11,968,503
#   DineEquity, Inc...................................  55,864   4,743,971
*   Dixie Group, Inc. (The)...........................  70,400     306,240
#*  Dorman Products, Inc.............................. 107,020   4,633,966
    Dover Motorsports, Inc............................ 109,057     242,107
*   DreamWorks Animation SKG, Inc. Class A............ 162,850   4,175,474
    Drew Industries, Inc..............................     245      14,063
    Educational Development Corp......................   2,276      23,966
*   Eldorado Resorts, Inc.............................  53,685     554,029
*   Emerson Radio Corp................................ 224,588     217,850
*   Entercom Communications Corp. Class A.............  31,434     329,743
#   Escalade, Inc.....................................  24,227     293,147
#   Ethan Allen Interiors, Inc........................  16,388     437,560
#*  EVINE Live, Inc...................................  12,362      15,082
    EW Scripps Co. (The) Class A...................... 354,768   6,733,497
*   Express, Inc......................................  51,211     868,539
#*  Federal-Mogul Holdings Corp.......................  95,790     456,918
    Finish Line, Inc. (The) Class A...................  87,295   1,653,367
    Flanigan's Enterprises, Inc.......................   5,016     105,587
    Flexsteel Industries, Inc.........................  26,545   1,157,893
#   Fred's, Inc. Class A.............................. 185,225   3,056,212
#*  FTD Cos., Inc.....................................  81,169   2,004,874
#*  Fuel Systems Solutions, Inc.......................  39,812     155,665
*   G-III Apparel Group, Ltd.......................... 130,886   6,460,533
*   Gaiam, Inc. Class A...............................  44,567     218,378
#   GameStop Corp. Class A............................ 431,501  11,309,641
*   Gaming Partners International Corp................     100         920
#   Gannett Co., Inc.................................. 206,000   3,057,040
*   Genesco, Inc......................................  87,141   5,763,506
    Goodyear Tire & Rubber Co. (The).................. 104,678   2,973,902
    Graham Holdings Co. Class B.......................  12,803   6,205,486
*   Gray Television, Inc.............................. 226,443   2,977,725
*   Gray Television, Inc. Class A.....................   2,809      31,559
    Group 1 Automotive, Inc........................... 122,299   6,561,341
#   Guess?, Inc....................................... 103,626   1,921,226
    Harte-Hanks, Inc.................................. 129,286     442,158
    Haverty Furniture Cos., Inc....................... 108,607   2,058,103

                                     1497

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc. Class A..............     700 $    12,891
*   Helen of Troy, Ltd................................ 137,895  12,323,676
#*  hhgregg, Inc......................................  56,146     102,186
#   Hooker Furniture Corp.............................  53,234   1,528,348
*   Horizon Global Corp...............................  48,029     458,677
#*  Houghton Mifflin Harcourt Co......................   8,068     143,933
#*  Iconix Brand Group, Inc........................... 136,394     905,656
    International Speedway Corp. Class A.............. 125,710   4,291,739
#   Interval Leisure Group, Inc.......................   1,116      13,146
*   Intrawest Resorts Holdings, Inc...................     388       3,263
*   Isle of Capri Casinos, Inc........................  95,360   1,207,258
*   J Alexander's Holdings, Inc.......................   5,262      49,621
#*  JAKKS Pacific, Inc................................  25,725     191,651
    Johnson Outdoors, Inc. Class A.................... 100,746   2,166,039
    Journal Media Group, Inc.......................... 107,214   1,288,712
*   K12, Inc..........................................   5,499      50,536
    Kirkland's, Inc...................................  53,915     637,814
#*  Kona Grill, Inc...................................   1,474      23,967
    La-Z-Boy, Inc..................................... 211,867   4,542,428
*   Lakeland Industries, Inc..........................  20,007     258,691
*   Lands' End, Inc...................................     368       8,015
    Lear Corp......................................... 124,888  12,967,121
    Lennar Corp. Class B..............................  58,931   2,041,959
*   Liberty TripAdvisor Holdings, Inc. Class A........  92,638   2,068,607
*   Liberty Ventures Series A.........................  23,715     932,711
    Lifetime Brands, Inc..............................  61,457     736,255
*   Lincoln Educational Services Corp.................   2,094       5,968
    Lithia Motors, Inc. Class A.......................  73,939   5,661,509
*   Live Nation Entertainment, Inc.................... 315,715   7,166,730
*   Loral Space & Communications, Inc.................  13,751     475,097
*   Luby's, Inc....................................... 127,683     551,591
*   M/I Homes, Inc....................................  95,252   1,706,916
*   Madison Square Garden Co. (The) Class A...........  32,186   4,959,219
    Marcus Corp. (The)................................ 108,304   2,051,278
*   MarineMax, Inc.................................... 127,066   2,148,686
    Marriott Vacations Worldwide Corp.................  71,901   3,551,190
*   McClatchy Co. (The) Class A....................... 144,978     144,978
#   MDC Holdings, Inc................................. 114,899   2,500,202
#*  Media General, Inc................................ 109,358   1,775,974
    Meredith Corp.....................................  51,557   2,181,377
*   Meritage Homes Corp...............................  78,899   2,604,456
*   Modine Manufacturing Co........................... 147,459     946,687
*   Monarch Casino & Resort, Inc......................   8,637     178,786
#*  Motorcar Parts of America, Inc....................  56,988   1,958,678
    Movado Group, Inc................................. 105,959   2,723,146
*   MSG Networks, Inc. Class A........................  63,560   1,111,664
*   Murphy USA, Inc...................................  22,484   1,300,699
    NACCO Industries, Inc. Class A....................  24,983   1,188,941
    Nathan's Famous, Inc..............................   8,610     462,615
*   Nautilus, Inc.....................................  32,258     628,386
    New Media Investment Group, Inc...................     702      12,159
*   New York & Co., Inc............................... 107,073     235,561
#   New York Times Co. (The) Class A..................  61,531     813,440

                                     1498

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#*  Norwegian Cruise Line Holdings, Ltd...............     3,895 $   176,716
*   Office Depot, Inc................................. 1,398,222   7,200,843
*   P&F Industries, Inc. Class A......................     1,423      11,967
    Penske Automotive Group, Inc......................   236,131   7,407,429
*   Pep Boys-Manny, Moe & Jack (The)..................   171,425   3,169,648
*   Perfumania Holdings, Inc..........................    27,270      61,085
*   Perry Ellis International, Inc....................    81,166   1,542,966
*   Pinnacle Entertainment, Inc.......................    45,175   1,379,645
    PulteGroup, Inc...................................   643,046  10,777,451
    PVH Corp..........................................    16,256   1,192,865
#*  Radio One, Inc. Class D...........................    50,923      73,329
*   RCI Hospitality Holdings, Inc.....................    49,664     410,721
*   Reading International, Inc. Class A...............     7,185      78,029
#*  Reading International, Inc. Class B...............     6,238      85,149
*   Red Lion Hotels Corp..............................    91,026     514,297
*   Red Robin Gourmet Burgers, Inc....................    59,273   3,659,515
*   Regis Corp........................................   117,902   1,761,456
    Rent-A-Center, Inc................................   152,726   2,080,128
    Rocky Brands, Inc.................................    18,704     203,687
*   Ruby Tuesday, Inc.................................   156,506     852,958
#   Saga Communications, Inc. Class A.................    34,254   1,435,585
    Salem Media Group, Inc............................    50,625     196,931
#   Scholastic Corp...................................   140,916   4,837,646
*   Sequential Brands Group, Inc......................       612       3,941
    Service Corp. International.......................   469,211  11,350,214
*   Shiloh Industries, Inc............................   155,895     612,667
    Shoe Carnival, Inc................................   115,172   2,670,839
#*  Shutterfly, Inc...................................    40,136   1,671,664
*   Sizmek, Inc.......................................    67,582     230,455
#*  Skechers U.S.A., Inc. Class A.....................   400,891  11,301,117
*   Skullcandy, Inc...................................    17,653      56,137
*   Skyline Corp......................................    29,726     133,767
#   Sonic Automotive, Inc. Class A....................    56,588     968,787
*   Spanish Broadcasting System, Inc. Class A.........     4,503      18,868
#   Spartan Motors, Inc...............................    92,329     267,754
    Speedway Motorsports, Inc.........................   190,035   3,585,960
#   Stage Stores, Inc.................................    79,888     663,070
    Standard Motor Products, Inc......................   123,563   4,610,136
*   Stanley Furniture Co., Inc........................    57,224     137,338
#   Stein Mart, Inc...................................    77,389     569,583
*   Stoneridge, Inc...................................    67,036     758,177
#   Strattec Security Corp............................    16,028     768,863
    Superior Industries International, Inc............   138,538   2,550,485
    Superior Uniform Group, Inc.......................    78,672   1,402,722
*   Sypris Solutions, Inc.............................    22,393      21,723
*   Systemax, Inc.....................................   245,635   2,087,897
    Tailored Brands, Inc..............................   150,581   2,064,466
*   Tandy Leather Factory, Inc........................    44,974     326,961
    TEGNA, Inc........................................   412,001   9,892,144
    Thor Industries, Inc..............................     3,380     177,213
#*  Tilly's, Inc. Class A.............................     4,562      29,607
#   Time, Inc.........................................   140,311   2,104,665
*   Toll Brothers, Inc................................   318,885   8,807,604

                                     1499

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp....................    62,666 $    205,544
*   TRI Pointe Group, Inc.............................   107,436    1,132,375
#*  Tuesday Morning Corp..............................   189,888    1,057,676
*   UCP, Inc. Class A.................................    16,426       97,242
*   Unifi, Inc........................................    94,608    2,258,293
*   Universal Electronics, Inc........................    25,611    1,284,392
    Universal Technical Institute, Inc................     5,631       21,567
    Vail Resorts, Inc.................................    39,741    4,967,625
*   Vera Bradley, Inc.................................     2,527       37,349
*   Vista Outdoor, Inc................................    38,155    1,839,453
#*  Vitamin Shoppe, Inc...............................    30,145      917,312
#*  VOXX International Corp...........................    58,400      250,536
*   WCI Communities, Inc..............................    12,118      253,751
    Wendy's Co. (The)................................. 1,383,503   14,153,236
*   West Marine, Inc..................................   106,611      881,673
#   Weyco Group, Inc..................................    11,936      319,885
#*  William Lyon Homes Class A........................    16,669      181,025
*   Zagg, Inc.........................................     3,136       28,914
                                                                 ------------
Total Consumer Discretionary..........................            443,393,992
                                                                 ------------
Consumer Staples -- (3.5%)
#   Alico, Inc........................................     8,414      255,533
*   Alliance One International, Inc...................    18,920      184,281
    Andersons, Inc. (The).............................   126,005    3,693,207
*   Bridgford Foods Corp..............................     2,376       20,695
#   Cal-Maine Foods, Inc..............................     6,788      342,590
    Casey's General Stores, Inc.......................    17,471    2,109,449
*   CCA Industries, Inc...............................     9,592       32,517
*   Central Garden & Pet Co...........................    68,266      920,908
*   Central Garden & Pet Co. Class A..................   176,558    2,440,032
#*  Chefs' Warehouse, Inc. (The)......................     8,108      106,620
#   Coca-Cola Bottling Co. Consolidated...............     5,966    1,049,419
#*  Craft Brew Alliance, Inc..........................    90,069      771,891
*   Darling Ingredients, Inc..........................   118,305    1,063,562
#   Dean Foods Co.....................................   105,223    2,102,356
*   Diamond Foods, Inc................................     4,551      167,022
    Edgewell Personal Care Co.........................    12,003      888,342
    Energizer Holdings, Inc...........................    12,003      384,576
*   Farmer Brothers Co................................    49,159    1,370,061
#   Fresh Del Monte Produce, Inc......................   253,809   10,357,945
    Golden Enterprises, Inc...........................    27,634      129,603
#*  Hain Celestial Group, Inc. (The)..................   181,064    6,587,108
    Ingles Markets, Inc. Class A......................    64,005    2,455,232
    Ingredion, Inc....................................   176,275   17,754,418
    Inter Parfums, Inc................................    18,741      503,196
    J&J Snack Foods Corp..............................       800       86,384
    John B. Sanfilippo & Son, Inc.....................    47,866    2,871,481
*   Landec Corp.......................................   114,200    1,373,826
#   Limoneira Co......................................       500        6,290
*   Mannatech, Inc....................................     8,479      149,230
    MGP Ingredients, Inc..............................    75,349    1,686,311
*   Natural Alternatives International, Inc...........     9,338       74,237
*   Nutraceutical International Corp..................    63,201    1,497,864

                                     1500

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Oil-Dri Corp. of America..........................  28,763 $  1,078,613
*   Omega Protein Corp................................ 123,884    2,798,540
    Orchids Paper Products Co.........................  18,908      557,786
    Pinnacle Foods, Inc............................... 239,432   10,269,238
*   Post Holdings, Inc................................ 168,647    9,865,849
*   Primo Water Corp..................................   1,862       17,354
#   Sanderson Farms, Inc..............................  30,733    2,496,134
*   Seaboard Corp.....................................   2,639    7,592,403
*   Seneca Foods Corp. Class A........................  30,926      854,485
*   Seneca Foods Corp. Class B........................   1,786       57,206
#   Snyder's-Lance, Inc...............................  39,850    1,258,064
    SpartanNash Co.................................... 230,863    4,737,309
#   Spectrum Brands Holdings, Inc.....................  55,368    5,262,175
*   TreeHouse Foods, Inc..............................  45,157    3,583,660
#*  United Natural Foods, Inc.........................  25,356      887,967
#   Universal Corp.................................... 108,949    5,962,779
    Village Super Market, Inc. Class A................  11,652      305,982
    Weis Markets, Inc.................................  47,949    1,947,688
                                                               ------------
Total Consumer Staples................................          122,969,418
                                                               ------------
Energy -- (4.1%)
    Adams Resources & Energy, Inc.....................  23,737      799,225
#   Alon USA Energy, Inc.............................. 159,753    2,009,693
*   Approach Resources, Inc...........................  24,268       31,306
    Archrock, Inc..................................... 135,270      811,620
#   Atwood Oceanics, Inc..............................   6,145       37,669
*   Barnwell Industries, Inc..........................  24,887       40,068
#*  Basic Energy Services, Inc........................ 102,777      236,387
#*  Bonanza Creek Energy, Inc.........................  59,400      169,290
    Bristow Group, Inc................................  98,600    2,293,436
#*  C&J Energy Services, Ltd..........................  33,286       81,884
#   California Resources Corp.........................  18,945       27,091
*   Callon Petroleum Co............................... 196,678    1,347,244
#*  Clayton Williams Energy, Inc......................  21,738      373,459
#*  Cloud Peak Energy, Inc............................  86,854      130,281
*   Contango Oil & Gas Co.............................  20,887      133,886
#   CVR Energy, Inc...................................  37,785    1,323,231
*   Dawson Geophysical Co.............................  50,716      161,277
    Delek US Holdings, Inc............................ 148,191    2,522,211
    DHT Holdings, Inc................................. 209,088    1,208,529
#   Diamond Offshore Drilling, Inc.................... 231,790    4,308,976
#*  Dorian LPG, Ltd...................................  29,930      316,659
#   EnLink Midstream LLC.............................. 137,887    1,744,271
#*  EP Energy Corp. Class A...........................  41,473      155,109
*   Era Group, Inc....................................  66,942      614,528
*   Exterran Corp..................................... 134,036    2,214,275
*   Forum Energy Technologies, Inc.................... 105,677    1,184,639
#   GasLog, Ltd.......................................     559        4,176
#   Green Plains, Inc................................. 135,748    2,572,425
    Gulf Island Fabrication, Inc......................  32,287      281,543
#*  Gulfmark Offshore, Inc. Class A...................  69,856      264,754
#*  Harvest Natural Resources, Inc.................... 142,122       76,433
#*  Helix Energy Solutions Group, Inc................. 241,177      971,943

                                     1501

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#   Helmerich & Payne, Inc............................ 253,627 $12,884,252
    HollyFrontier Corp................................ 198,014   6,924,550
#*  Hornbeck Offshore Services, Inc...................  76,861     624,880
*   Jones Energy, Inc. Class A........................   1,141       2,408
*   Kosmos Energy, Ltd................................   2,610      11,928
#*  Matador Resources Co..............................  69,594   1,115,592
*   Matrix Service Co.................................  62,839   1,191,427
*   McDermott International, Inc......................  19,911      54,954
#*  Mitcham Industries, Inc...........................  50,002     136,505
    Nabors Industries, Ltd............................ 645,847   4,753,434
*   Natural Gas Services Group, Inc...................  67,821   1,283,173
*   Newfield Exploration Co........................... 255,709   7,433,461
*   Newpark Resources, Inc............................ 389,467   1,896,704
#   Noble Corp. P.L.C................................. 431,647   3,362,530
#*  Northern Oil and Gas, Inc.........................  49,133     162,139
#*  Oasis Petroleum, Inc..............................  11,680      62,488
    Oceaneering International, Inc....................  43,150   1,460,627
*   Oil States International, Inc.....................  37,100   1,047,333
#*  Overseas Shipholding Group, Inc. Class A..........     545       1,455
*   Overseas Shipholding Group, Inc. Class B..........   5,455      16,310
#   Panhandle Oil and Gas, Inc. Class A...............     700      10,101
*   Parker Drilling Co................................ 307,912     421,839
    Patterson-UTI Energy, Inc......................... 403,317   5,799,698
    PBF Energy, Inc. Class A.......................... 171,669   6,006,698
*   PDC Energy, Inc................................... 112,618   6,404,586
*   PHI, Inc. Non-voting..............................  76,308   1,383,464
*   PHI, Inc. Voting..................................     787      13,922
*   Pioneer Energy Services Corp...................... 169,386     232,059
#   Range Resources Corp.............................. 194,117   5,738,099
#*  Renewable Energy Group, Inc....................... 141,361     979,632
#*  REX American Resources Corp.......................  43,724   2,336,173
*   Rice Energy, Inc..................................   6,808      79,449
*   Ring Energy, Inc..................................   3,150      17,419
    Rowan Cos. P.L.C. Class A......................... 287,682   3,639,177
#   RPC, Inc..........................................  25,233     314,656
#*  RSP Permian, Inc.................................. 187,468   4,414,871
    Scorpio Tankers, Inc.............................. 440,217   2,685,324
#*  SEACOR Holdings, Inc..............................  69,960   3,218,860
#   SemGroup Corp. Class A............................  53,820   1,191,575
#   Ship Finance International, Ltd...................  53,723     719,351
#   SM Energy Co......................................  87,034   1,216,735
#   Superior Energy Services, Inc..................... 338,612   3,491,090
#*  Synergy Resources Corp............................  72,929     462,370
#   Teekay Corp.......................................  74,600     511,010
    Teekay Tankers, Ltd. Class A......................   1,666       7,614
    Tesco Corp........................................  81,954     557,287
    Tesoro Corp.......................................  68,302   5,959,349
*   TETRA Technologies, Inc........................... 195,950   1,212,930
#   Transocean, Ltd................................... 221,989   2,313,125
#*  Unit Corp......................................... 110,765   1,155,279
    Western Refining, Inc............................. 228,917   7,531,369
*   Whiting Petroleum Corp............................ 450,950   3,314,482
#*  Willbros Group, Inc............................... 125,894     244,234

                                     1502

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
    World Fuel Services Corp..........................   5,085 $    198,061
#*  WPX Energy, Inc...................................  58,104      314,924
                                                               ------------
Total Energy..........................................          146,970,480
                                                               ------------
Financials -- (26.7%)
*   1st Constitution Bancorp..........................     865       10,504
    1st Source Corp................................... 226,704    6,850,995
#   Access National Corp..............................  12,288      231,137
    Alexander & Baldwin, Inc.......................... 199,071    6,031,851
*   Alleghany Corp....................................  20,085    9,599,023
    Allied World Assurance Co. Holdings AG............ 454,224   16,620,056
*   Ambac Financial Group, Inc........................  53,870      756,335
#   American Equity Investment Life Holding Co........ 349,240    6,352,676
    American Financial Group, Inc..................... 370,385   26,289,927
*   American Independence Corp........................   4,603       92,474
    American National Bankshares, Inc.................  15,485      387,125
    American National Insurance Co....................  41,466    4,029,666
*   American River Bankshares.........................   8,728       89,549
    Ameris Bancorp....................................  72,601    2,100,347
    AMERISAFE, Inc....................................  88,937    4,536,676
    AmeriServ Financial, Inc.......................... 178,820      557,918
*   Arch Capital Group, Ltd........................... 119,597    8,078,777
    Argo Group International Holdings, Ltd............ 171,838    9,765,554
    Arrow Financial Corp..............................   1,177       32,391
    Aspen Insurance Holdings, Ltd..................... 254,728   11,847,399
    Associated Banc-Corp.............................. 376,043    6,599,555
    Assurant, Inc..................................... 319,133   25,948,704
    Assured Guaranty, Ltd............................. 443,839   10,554,491
*   Asta Funding, Inc.................................  54,947      411,553
    Astoria Financial Corp............................ 315,078    4,767,130
    Atlantic American Corp............................   9,523       41,520
*   Atlantic Coast Financial Corp.....................   6,282       34,865
*   Atlanticus Holdings Corp..........................  57,981      175,682
    Auburn National Bancorporation, Inc...............     513       13,943
#*  AV Homes, Inc.....................................  32,260      329,697
    Axis Capital Holdings, Ltd........................ 302,382   16,301,414
    Baldwin & Lyons, Inc. Class A.....................     276        6,583
    Baldwin & Lyons, Inc. Class B.....................  58,678    1,451,107
#   Banc of California, Inc...........................  28,517      430,607
    BancFirst Corp....................................   5,568      311,474
    Bancorp of New Jersey, Inc........................     541        5,718
*   Bancorp, Inc. (The)...............................  86,980      391,410
#   BancorpSouth, Inc................................. 287,709    6,007,364
    Bank Mutual Corp.................................. 143,472    1,130,559
    Bank of Commerce Holdings.........................   3,841       22,624
#   Bank of Marin Bancorp.............................     395       21,322
    Bank of the Ozarks, Inc...........................   4,805      213,054
    BankFinancial Corp................................ 106,736    1,309,651
    Banner Corp.......................................  42,187    1,750,761
#   Bar Harbor Bankshares.............................  20,276      703,577
    BBCN Bancorp, Inc................................. 223,613    3,398,918
*   BBX Capital Corp. Class A.........................     329        4,412
    BCB Bancorp, Inc..................................   6,576       68,851

                                     1503

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#*  Bear State Financial, Inc.........................     9,438 $    83,526
*   Beneficial Bancorp, Inc...........................    74,099     959,582
    Berkshire Bancorp, Inc............................     2,534      19,639
    Berkshire Hills Bancorp, Inc......................   135,562   3,765,912
#*  BofI Holding, Inc.................................   227,512   3,904,106
#   BOK Financial Corp................................    47,332   2,367,073
#   Boston Private Financial Holdings, Inc............   246,430   2,550,551
#   Bridge Bancorp, Inc...............................     1,743      50,739
    Brookline Bancorp, Inc............................   208,294   2,324,561
    Bryn Mawr Bank Corp...............................    25,161     659,973
    C&F Financial Corp................................     4,020     153,765
    Calamos Asset Management, Inc. Class A............    27,968     268,213
    California First National Bancorp.................    17,918     244,760
    Camden National Corp..............................    24,991   1,048,872
    Cape Bancorp, Inc.................................    10,245     135,746
    Capital Bank Financial Corp. Class A..............    21,709     661,039
    Capital City Bank Group, Inc......................    37,417     529,451
    Capitol Federal Financial, Inc....................   299,489   3,674,730
    Cardinal Financial Corp...........................   123,698   2,358,921
*   Cascade Bancorp...................................   141,007     761,438
#   Cash America International, Inc...................   124,596   3,730,404
    Cathay General Bancorp............................   299,120   8,375,360
    CenterState Banks, Inc............................    49,568     703,370
    Central Pacific Financial Corp....................    31,717     664,471
#   Century Bancorp, Inc. Class A.....................     3,160     127,980
    Charter Financial Corp............................     1,865      25,066
    Chemical Financial Corp...........................    82,472   2,627,558
    Chicopee Bancorp, Inc.............................     8,359     150,462
#   Cincinnati Financial Corp.........................    93,979   5,416,010
    CIT Group, Inc....................................       287       8,423
#   Citizens & Northern Corp..........................     1,100      22,165
    Citizens Community Bancorp, Inc...................    29,400     268,716
    Citizens Holding Co...............................     1,122      25,929
#*  Citizens, Inc.....................................   167,031   1,082,361
    City Holding Co...................................     9,868     438,731
#   Clifton Bancorp, Inc..............................    17,609     254,098
#   CNB Financial Corp................................     2,957      53,788
    CNO Financial Group, Inc.......................... 1,201,584  20,907,562
    CoBiz Financial, Inc..............................   131,357   1,443,613
    Codorus Valley Bancorp, Inc.......................     5,572     113,836
*   Colony Bankcorp, Inc..............................     4,653      43,319
    Columbia Banking System, Inc......................   124,991   3,703,483
    Commercial National Financial Corp................       959      20,139
#   Community Bank System, Inc........................   101,253   3,811,163
    Community Trust Bancorp, Inc......................    36,430   1,269,221
    Community West Bancshares.........................    16,252     114,089
    ConnectOne Bancorp, Inc...........................    42,304     703,516
#   Consolidated-Tomoka Land Co.......................     3,222     149,662
*   Consumer Portfolio Services, Inc..................    85,246     378,492
#*  Cowen Group, Inc. Class A.........................   236,383     676,055
*   Customers Bancorp, Inc............................    14,357     360,361
#   CVB Financial Corp................................   102,503   1,569,321
    Dime Community Bancshares, Inc....................    72,468   1,245,725

                                     1504

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
            Donegal Group, Inc. Class A..................  69,213 $   976,595
            Donegal Group, Inc. Class B..................   6,424      99,251
*           E*TRADE Financial Corp....................... 290,073   6,834,120
*           Eagle Bancorp, Inc...........................     585      27,635
            East West Bancorp, Inc.......................     850      27,557
            Eastern Virginia Bankshares, Inc.............   9,379      63,121
            EMC Insurance Group, Inc..................... 206,253   4,797,445
#*          Emergent Capital, Inc........................   4,306      18,946
            Employers Holdings, Inc......................  68,682   1,710,869
#*          Encore Capital Group, Inc....................  80,657   1,848,658
            Endurance Specialty Holdings, Ltd............ 348,737  21,597,282
*           Enova International, Inc.....................  18,900     105,273
#*          Enstar Group, Ltd............................   3,501     558,585
#           Enterprise Bancorp, Inc......................   7,556     179,002
            Enterprise Financial Services Corp...........  36,742   1,043,105
            ESSA Bancorp, Inc............................  21,306     287,844
            Evans Bancorp, Inc...........................   8,434     210,428
#           EverBank Financial Corp...................... 127,748   1,797,414
            Everest Re Group, Ltd........................  51,102   9,144,192
#*          Ezcorp, Inc. Class A.........................  35,898     109,130
#*          Farmers Capital Bank Corp....................   6,260     168,957
            FBL Financial Group, Inc. Class A............ 127,105   7,761,031
            Federal Agricultural Mortgage Corp. Class A..   2,471      66,099
            Federal Agricultural Mortgage Corp. Class C..  43,772   1,427,405
            Federated National Holding Co................  55,257   1,367,058
            Fidelity & Guaranty Life.....................   4,011     100,476
            Fidelity Southern Corp.......................  33,265     525,587
            Financial Institutions, Inc..................  25,514     700,359
*           First Acceptance Corp........................ 101,596     208,272
#           First American Financial Corp................ 291,331  10,013,046
*           First BanCorp(318672706)..................... 126,207     328,138
            First Bancorp(318910106).....................  68,195   1,278,656
            First Bancorp, Inc...........................  18,788     359,039
*           First Bancshares, Inc........................   2,300      19,895
            First Bancshares, Inc. (The).................     271       4,648
            First Busey Corp.............................  32,648     601,703
            First Business Financial Services, Inc.......   4,588     105,340
            First Citizens BancShares, Inc. Class A......  20,291   4,992,803
            First Commonwealth Financial Corp............ 285,908   2,495,977
            First Community Bancshares, Inc..............  39,339     729,738
            First Connecticut Bancorp., Inc..............   4,583      74,565
            First Defiance Financial Corp................  36,856   1,434,804
            First Federal of Northern Michigan Bancorp,
              Inc........................................   5,000      31,000
            First Financial Bancorp......................  84,560   1,352,960
            First Financial Corp.........................  45,672   1,509,460
            First Financial Northwest, Inc............... 111,813   1,512,830
#           First Horizon National Corp.................. 119,916   1,526,531
            First Interstate BancSystem, Inc. Class A....  41,819   1,127,022
            First Merchants Corp......................... 196,698   4,496,516
            First Midwest Bancorp, Inc................... 241,942   4,217,049
*           First NBC Bank Holding Co....................   5,983     187,806
            First Niagara Financial Group, Inc...........  60,828     595,506
(degrees)*  First Place Financial Corp................... 114,087          --

                                     1505

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    First South Bancorp, Inc..........................     967 $     8,074
*   First United Corp.................................   3,679      35,613
    FirstMerit Corp................................... 344,666   6,679,627
*   Flagstar Bancorp, Inc.............................  67,807   1,264,601
    Flushing Financial Corp........................... 119,416   2,627,152
#   FNB Corp.......................................... 505,970   6,096,939
    FNF Group.........................................  91,432   2,960,568
#*  FNFV Group........................................  30,474     285,846
#*  Forestar Group, Inc...............................  83,068     754,257
    Fox Chase Bancorp, Inc............................  19,983     391,067
*   FRP Holdings, Inc.................................  26,146     793,793
    Fulton Financial Corp............................. 552,259   7,096,528
    Gain Capital Holdings, Inc........................  22,443     156,203
#*  Genworth Financial, Inc. Class A..................  57,515     159,892
    German American Bancorp, Inc......................  61,710   1,963,612
    Glacier Bancorp, Inc..............................  99,908   2,356,830
*   Global Indemnity P.L.C............................  60,021   1,804,831
    Great Southern Bancorp, Inc.......................  26,760   1,061,569
*   Green Dot Corp. Class A...........................  70,201   1,247,472
*   Greenlight Capital Re, Ltd. Class A...............  62,494   1,213,634
    Griffin Industrial Realty, Inc....................   9,402     226,024
    Guaranty Bancorp..................................  37,974     598,470
    Guaranty Federal Bancshares, Inc..................  14,051     212,170
*   Hallmark Financial Services, Inc.................. 105,817   1,153,405
    Hancock Holding Co................................ 163,510   3,917,700
    Hanmi Financial Corp..............................  61,466   1,333,812
    Hanover Insurance Group, Inc. (The)............... 140,426  11,443,315
    Harleysville Savings Financial Corp...............   1,426      26,025
    Hawthorn Bancshares, Inc..........................   9,493     145,053
#   HCI Group, Inc....................................  30,002     997,567
    Heartland Financial USA, Inc......................  10,901     326,485
    Heritage Commerce Corp............................  50,957     499,888
    Heritage Financial Corp...........................  34,256     620,376
    HF Financial Corp.................................  12,333     214,224
*   Hilltop Holdings, Inc............................. 271,731   4,339,544
#   Hingham Institution for Savings...................   1,253     154,132
*   HMN Financial, Inc................................  24,144     278,139
#   Home Bancorp, Inc.................................   5,323     135,790
*   HomeStreet, Inc...................................  30,328     621,117
*   HomeTrust Bancshares, Inc.........................  13,464     249,084
    HopFed Bancorp, Inc...............................  28,533     327,274
    Horace Mann Educators Corp........................ 251,498   7,726,019
    Horizon Bancorp...................................  10,929     280,547
#   Huntington Bancshares, Inc........................   1,986      17,040
    Iberiabank Corp................................... 103,931   4,973,098
    Independence Holding Co...........................  47,444     727,791
    Independent Bank Corp.(453836108).................  66,239   3,027,785
#   Independent Bank Corp.(453838609).................  43,229     654,487
    Independent Bank Group, Inc.......................   3,030      90,627
    Infinity Property & Casualty Corp.................  91,923   7,297,767
    Interactive Brokers Group, Inc. Class A...........  60,692   1,958,531
    International Bancshares Corp..................... 172,454   3,999,208
*   INTL. FCStone, Inc................................  39,944   1,126,021

                                     1506

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Investment Technology Group, Inc..................  96,034 $ 1,652,745
#   Investors Bancorp, Inc............................ 840,942   9,830,612
    Investors Title Co................................   7,764     671,586
#   Janus Capital Group, Inc.......................... 430,097   5,414,921
*   KCG Holdings, Inc. Class A........................  86,794     887,035
    Kemper Corp....................................... 205,023   7,085,595
    Kentucky First Federal Bancorp....................     496       4,613
    Kingstone Cos., Inc...............................   1,214       9,821
*   Ladenburg Thalmann Financial Services, Inc........  17,957      42,199
    Lake Shore Bancorp, Inc...........................   1,066      14,306
    Lake Sunapee Bank Group...........................  16,158     222,011
    Lakeland Bancorp, Inc............................. 136,571   1,530,961
    Lakeland Financial Corp...........................  22,403     981,027
    Landmark Bancorp, Inc.............................   2,823      70,406
    LegacyTexas Financial Group, Inc..................  46,776     913,535
    Legg Mason, Inc................................... 349,011  10,686,717
#*  LendingTree, Inc..................................  24,085   1,774,824
    Leucadia National Corp............................  74,210   1,228,918
    Macatawa Bank Corp................................ 101,517     594,890
    Mackinac Financial Corp...........................  14,051     147,536
    Madison County Financial, Inc.....................     700      14,560
*   Magyar Bancorp, Inc...............................   6,751      66,160
#   Maiden Holdings, Ltd.............................. 201,351   2,577,293
    MainSource Financial Group, Inc................... 118,760   2,634,097
*   Malvern Bancorp, Inc..............................     743      12,475
*   Markel Corp.......................................   2,511   2,110,395
    Marlin Business Services Corp.....................  61,664     966,275
    MB Financial, Inc................................. 211,236   6,573,664
*   MBIA, Inc......................................... 587,849   3,915,074
*   MBT Financial Corp................................  54,563     445,234
    Mercantile Bank Corp..............................  38,174     853,189
    Merchants Bancshares, Inc.........................  13,907     404,833
#   Mercury General Corp..............................  13,235     614,501
    Meridian Bancorp, Inc.............................  66,984     941,125
    Meta Financial Group, Inc.........................  10,537     456,884
    Metro Bancorp, Inc................................  65,882   1,878,955
*   MGIC Investment Corp.............................. 394,009   2,608,340
    Mid Penn Bancorp, Inc.............................     262       4,074
#   MidSouth Bancorp, Inc.............................  29,233     224,802
    MidWestOne Financial Group, Inc...................  16,967     477,621
*   MSB Financial Corp................................   3,419      42,361
    MutualFirst Financial, Inc........................  17,676     440,486
    Nasdaq, Inc....................................... 101,383   6,285,746
    National Bank Holdings Corp. Class A..............  41,666     820,404
#   National Interstate Corp..........................  48,648   1,193,335
    National Penn Bancshares, Inc..................... 364,038   4,150,033
    National Security Group, Inc. (The)...............     193       2,903
    National Western Life Group, Inc. Class A.........   5,667   1,307,547
    Navient Corp...................................... 311,642   2,979,298
*   Navigators Group, Inc. (The)......................  76,756   6,724,593
    NBT Bancorp, Inc..................................  34,924     904,532
    Nelnet, Inc. Class A.............................. 109,310   3,549,296
    New York Community Bancorp, Inc................... 511,964   7,925,203

                                     1507

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    NewBridge Bancorp.................................  52,916 $   599,009
#*  NewStar Financial, Inc............................ 209,849   1,607,443
*   Nicholas Financial, Inc...........................   7,550      78,143
*   NMI Holdings, Inc. Class A........................  30,497     160,109
    Northeast Bancorp.................................     522       5,272
    Northeast Community Bancorp, Inc..................  49,444     341,164
    Northfield Bancorp, Inc...........................  95,745   1,482,133
    Northrim BanCorp, Inc.............................  24,258     560,602
    Northwest Bancshares, Inc......................... 263,550   3,312,824
    Norwood Financial Corp............................   2,565      71,204
    Ocean Shore Holding Co............................   5,467      98,242
    OceanFirst Financial Corp.........................  34,409     609,727
#*  Ocwen Financial Corp..............................  62,000     335,420
    OFG Bancorp....................................... 124,853     701,674
    Ohio Valley Banc Corp.............................   1,614      37,493
    Old Line Bancshares, Inc..........................   2,048      35,717
    Old National Bancorp.............................. 221,788   2,732,428
    Old Republic International Corp................... 703,034  12,710,855
*   Old Second Bancorp, Inc...........................  44,785     318,421
    OneBeacon Insurance Group, Ltd. Class A...........  71,265     915,043
#   Oppenheimer Holdings, Inc. Class A................  11,737     179,928
    Opus Bank.........................................   2,953      97,419
    Oritani Financial Corp............................  73,469   1,228,402
    Pacific Continental Corp..........................  29,261     472,273
*   Pacific Mercantile Bancorp........................  52,859     368,956
*   Pacific Premier Bancorp, Inc......................  17,590     361,123
#   PacWest Bancorp................................... 248,331   9,116,231
    Park Sterling Corp................................  90,477     662,292
    Parke Bancorp, Inc................................     700       8,904
    PartnerRe, Ltd.................................... 163,753  22,990,921
*   Patriot National Bancorp, Inc.....................     720      10,181
    Peapack Gladstone Financial Corp..................  27,286     588,286
#   Penns Woods Bancorp, Inc..........................   1,635      64,321
#   People's United Financial, Inc.................... 830,491  11,934,156
    Peoples Bancorp of North Carolina, Inc............   4,643      88,960
    Peoples Bancorp, Inc..............................  38,483     660,368
    Peoples Financial Services Corp...................     341      12,617
*   PHH Corp.......................................... 125,196   1,537,407
*   Phoenix Cos., Inc. (The)..........................  26,303     966,635
*   PICO Holdings, Inc................................  55,800     489,924
    Pinnacle Financial Partners, Inc.................. 146,960   7,325,956
*   Piper Jaffray Cos.................................  42,749   1,453,466
    Popular, Inc......................................  73,326   1,843,416
    Preferred Bank....................................  16,923     549,998
    Premier Financial Bancorp, Inc....................  17,193     263,225
#   Primerica, Inc....................................  68,316   3,074,903
    PrivateBancorp, Inc............................... 122,799   4,620,926
    ProAssurance Corp................................. 100,392   5,031,647
#   Prosperity Bancshares, Inc........................ 128,578   5,451,707
    Provident Financial Holdings, Inc.................  26,149     457,085
    Provident Financial Services, Inc................. 227,791   4,473,815
    Prudential Bancorp, Inc...........................     156       2,437
    Pulaski Financial Corp............................  44,928     638,876

                                     1508

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    QC Holdings, Inc.................................. 104,573 $    65,881
#   QCR Holdings, Inc.................................   3,576      82,105
#   Radian Group, Inc................................. 439,207   4,418,422
*   Regional Management Corp..........................   7,019      93,072
    Reinsurance Group of America, Inc................. 235,808  19,862,108
#   RenaissanceRe Holdings, Ltd....................... 129,437  14,581,078
    Renasant Corp..................................... 137,344   4,360,672
    Republic Bancorp, Inc. Class A....................  15,600     416,676
#*  Republic First Bancorp, Inc.......................   4,394      18,103
    Resource America, Inc. Class A....................  89,599     390,652
    Riverview Bancorp, Inc............................  33,968     146,742
#   RLI Corp..........................................  74,578   4,422,475
*   Royal Bancshares of Pennsylvania, Inc. Class A....   5,264      10,896
    S&T Bancorp, Inc..................................  85,632   2,312,920
#*  Safeguard Scientifics, Inc........................  63,230     821,990
#   Safety Insurance Group, Inc.......................  70,391   3,971,460
    Salisbury Bancorp, Inc............................     490      14,460
    Sandy Spring Bancorp, Inc.........................  95,300   2,534,980
    SB Financial Group, Inc...........................   1,320      13,979
*   Seacoast Banking Corp. of Florida.................   4,533      67,179
*   Security National Financial Corp. Class A.........  10,210      56,462
*   Select Bancorp, Inc...............................   6,103      49,678
    Selective Insurance Group, Inc.................... 222,371   6,962,436
    Shore Bancshares, Inc.............................   5,614      64,112
    SI Financial Group, Inc...........................  19,230     268,451
#   Sierra Bancorp....................................   8,712     158,558
    Simmons First National Corp. Class A.............. 115,564   5,120,641
    South State Corp..................................  61,821   4,132,734
*   Southcoast Financial Corp.........................  19,116     259,786
*   Southern First Bancshares, Inc....................  14,863     336,647
    Southern Missouri Bancorp, Inc....................   2,162      51,348
#   Southern National Bancorp of Virginia, Inc........   1,185      15,512
    Southside Bancshares, Inc.........................  50,734   1,143,037
    Southwest Bancorp, Inc............................  85,900   1,437,966
    Southwest Georgia Financial Corp..................     731      10,731
    StanCorp Financial Group, Inc.....................  97,902  11,225,443
#   State Auto Financial Corp......................... 156,245   3,410,828
    State Bank Financial Corp.........................  30,373     584,984
    Sterling Bancorp.................................. 284,825   4,474,601
    Stewart Information Services Corp.................  63,392   2,247,880
#   Stock Yards Bancorp, Inc..........................     500      19,540
*   Stratus Properties, Inc...........................  42,734   1,020,488
#   Suffolk Bancorp...................................  62,080   1,737,619
*   Sun Bancorp, Inc..................................  10,910     228,892
    Sussex Bancorp....................................   7,441      95,245
    Symetra Financial Corp............................ 255,024   8,165,869
    Synovus Financial Corp............................ 320,536   9,785,964
    Talmer Bancorp, Inc. Class A......................   3,607      57,928
    TCF Financial Corp................................ 443,573   5,327,312
    Territorial Bancorp, Inc..........................  11,999     319,773
*   Texas Capital Bancshares, Inc.....................   4,464     159,365
    Timberland Bancorp, Inc...........................  59,092     738,059
#   Tompkins Financial Corp...........................  15,008     840,748

                                     1509

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
#   Towne Bank........................................  56,914 $  1,085,350
    Trico Bancshares..................................  36,438      929,533
#*  Trinity Place Holdings, Inc.......................  25,941      155,127
#*  TriState Capital Holdings, Inc....................   7,982       94,986
    TrustCo Bank Corp. NY............................. 183,586    1,009,723
#   Trustmark Corp.................................... 145,478    3,148,144
    UMB Financial Corp................................  43,401    2,035,507
#   Umpqua Holdings Corp.............................. 487,973    7,065,849
*   Unico American Corp...............................  35,600      365,968
    Union Bankshares Corp............................. 200,632    4,608,517
    United Bancshares, Inc............................     590        9,747
#   United Bankshares, Inc............................ 130,881    4,394,984
    United Community Bancorp..........................     870       11,936
    United Community Banks, Inc.......................  39,716      717,271
    United Community Financial Corp................... 198,712    1,218,105
    United Financial Bancorp, Inc..................... 141,505    1,599,007
    United Fire Group, Inc............................ 108,057    4,174,242
*   United Security Bancshares........................   1,607        8,372
    Unity Bancorp, Inc................................  24,614      283,799
#   Universal Insurance Holdings, Inc.................  49,436      926,431
    Univest Corp. of Pennsylvania.....................  21,012      413,516
    Validus Holdings, Ltd............................. 236,712   10,472,139
#   Valley National Bancorp........................... 434,045    3,819,596
    VSB Bancorp, Inc..................................   1,262       15,409
*   Walker & Dunlop, Inc..............................  78,645    1,884,334
    Washington Federal, Inc........................... 326,323    6,966,996
    Washington Trust Bancorp, Inc.....................  17,053      672,911
    Waterstone Financial, Inc.........................  25,778      357,025
    Wayne Savings Bancshares, Inc.....................   1,300       16,341
    Webster Financial Corp............................ 209,439    6,947,092
    WesBanco, Inc..................................... 204,893    5,945,995
#   West BanCorp, Inc.................................  90,568    1,630,224
#   Westamerica Bancorporation........................     551       24,062
*   Western Alliance Bancorp.......................... 109,770    3,576,307
    Westfield Financial, Inc.......................... 110,146      878,965
    White Mountains Insurance Group, Ltd..............     496      353,693
    Wilshire Bancorp, Inc............................. 178,254    1,887,710
    Wintrust Financial Corp........................... 176,339    7,422,109
    WR Berkley Corp................................... 223,655   11,216,298
    WSFS Financial Corp...............................  25,495      740,885
    WVS Financial Corp................................   1,304       15,009
#   Yadkin Financial Corp.............................  10,218      237,466
    Zions Bancorporation.............................. 531,110   12,045,575
                                                               ------------
Total Financials......................................          947,193,295
                                                               ------------
Health Care -- (5.6%)
    Aceto Corp........................................ 162,117    3,704,373
*   Acorda Therapeutics, Inc..........................   4,607      169,630
#*  Addus HomeCare Corp...............................  60,958    1,292,919
#*  Affymetrix, Inc................................... 317,986    4,461,344
#*  Air Methods Corp..................................  10,298      401,004
#*  Albany Molecular Research, Inc.................... 137,879    2,250,185
*   Alere, Inc........................................ 177,374    6,598,313

                                     1510

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
*   Allied Healthcare Products, Inc...................  26,236 $   23,875
*   Allscripts Healthcare Solutions, Inc..............  31,082    428,310
*   Almost Family, Inc................................  17,019    650,807
*   Alphatec Holdings, Inc............................  72,624     30,829
#*  Amedisys, Inc.....................................  97,525  3,486,519
*   American Shared Hospital Services.................   8,624     13,540
*   AMN Healthcare Services, Inc......................  66,419  1,871,023
*   Amsurg Corp....................................... 132,700  9,712,313
#   Analogic Corp.....................................  14,466  1,071,497
*   AngioDynamics, Inc................................  69,831    790,487
*   Anika Therapeutics, Inc...........................  68,061  2,560,455
*   Arrhythmia Research Technology, Inc...............   1,132      4,913
*   Bio-Rad Laboratories, Inc. Class A................   5,100    650,811
#*  BioScrip, Inc.....................................  62,302    111,521
*   BioTelemetry, Inc................................. 104,382    985,366
*   Cambrex Corp...................................... 172,443  5,973,425
    Cantel Medical Corp............................... 162,405  9,641,985
*   Capital Senior Living Corp........................ 157,375  2,884,684
    Catalyst Biosciences, Inc.........................   2,409      5,324
*   Community Health Systems, Inc..................... 270,719  5,815,044
    CONMED Corp....................................... 176,339  6,513,963
*   Cross Country Healthcare, Inc..................... 137,558  1,980,835
    CryoLife, Inc.....................................  58,911    579,095
*   Cumberland Pharmaceuticals, Inc...................  75,105    372,521
*   Cutera, Inc.......................................  67,351    757,025
#*  Cynosure, Inc. Class A............................  52,524  1,901,369
    Digirad Corp......................................  50,370    250,339
*   Emergent Biosolutions, Inc........................  71,221  2,606,689
    Ensign Group, Inc. (The)..........................  12,114    271,959
*   Enzo Biochem, Inc.................................  83,686    396,672
*   Exactech, Inc.....................................   8,697    174,027
*   ExamWorks Group, Inc..............................  14,415    395,836
*   Five Star Quality Care, Inc....................... 108,485    275,552
*   Genesis Healthcare, Inc...........................  22,784     41,011
*   Greatbatch, Inc................................... 126,414  4,880,845
#*  Haemonetics Corp..................................  79,262  2,507,850
*   Halyard Health, Inc...............................  22,172    549,866
#*  Hanger, Inc.......................................  37,891    511,150
*   Harvard Bioscience, Inc........................... 134,004    397,992
*   Health Net, Inc...................................  34,840  2,307,105
#*  Healthways, Inc................................... 110,668  1,301,456
*   HMS Holdings Corp.................................  16,886    203,476
*   Hologic, Inc...................................... 192,158  6,521,842
*   ICU Medical, Inc..................................   7,144    687,610
#*  Idera Pharmaceuticals, Inc........................  28,380     55,057
*   Impax Laboratories, Inc...........................  13,337    499,737
#*  InfuSystems Holdings, Inc.........................   6,891     19,295
*   Integra LifeSciences Holdings Corp................  33,202  2,040,263
*   Interpace Diagnostics Group, Inc..................  86,304     23,302
    Invacare Corp.....................................  91,592  1,411,433
*   Iridex Corp.......................................  10,837    104,360
*   Juniper Pharmaceuticals, Inc......................   3,041     24,146
    Kewaunee Scientific Corp..........................  10,051    169,259

                                     1511

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
#           Kindred Healthcare, Inc...................... 205,085 $  1,981,121
#*          Lannett Co., Inc.............................  82,573    2,106,437
            LeMaitre Vascular, Inc.......................  69,901    1,020,555
*           LHC Group, Inc...............................  28,926    1,096,874
*           LifePoint Health, Inc........................ 217,249   15,161,808
*           Luminex Corp.................................   2,063       39,589
*           Magellan Health, Inc.........................  76,461    4,358,277
(degrees)*  Medcath Corp................................. 116,120           --
*           Medicines Co. (The)..........................   9,328      322,376
#*          MediciNova, Inc..............................  18,247       73,535
*           Merit Medical Systems, Inc...................  59,691      987,886
*           Misonix, Inc.................................  28,468      218,634
#*          Molina Healthcare, Inc....................... 127,094    6,978,731
            National HealthCare Corp.....................   5,522      348,714
*           Natus Medical, Inc........................... 114,130    4,026,506
#*          NuVasive, Inc................................  35,338    1,629,789
*           Omnicell, Inc................................  96,323    2,696,081
*           OraSure Technologies, Inc....................  16,660       91,130
*           Orthofix International NV....................   7,277      287,223
#           Owens & Minor, Inc........................... 143,585    4,975,220
*           Paratek Pharmaceuticals, Inc.................     437        6,389
            PDL BioPharma, Inc........................... 109,859      344,957
*           PharMerica Corp.............................. 150,112    4,456,825
*           Prestige Brands Holdings, Inc................ 268,318   12,525,084
#*          Providence Service Corp. (The)...............  29,383    1,304,605
#*          Quidel Corp..................................  15,384      262,143
*           Repligen Corp................................  68,649    1,520,575
*           RTI Surgical, Inc............................ 145,737      467,816
*           SciClone Pharmaceuticals, Inc................ 188,035    1,502,400
*           SeaSpine Holdings Corp.......................   7,485      108,233
#           Select Medical Holdings Corp................. 187,249    1,784,483
#*          Sorrento Therapeutics, Inc...................  26,050      136,762
            Span-America Medical Systems, Inc............  12,454      240,362
*           Stemline Therapeutics, Inc...................   7,479       37,694
            STERIS P.L.C.................................   3,332      230,708
#*          Sucampo Pharmaceuticals, Inc. Class A........  36,738      464,736
*           SunLink Health Systems, Inc..................   9,835        6,884
*           SurModics, Inc...............................  14,010      279,499
*           Symmetry Surgical, Inc.......................  37,559      331,270
#           Teleflex, Inc................................  63,027    8,552,134
#*          Tenax Therapeutics, Inc......................   2,650        6,969
*           Tetraphase Pharmaceuticals, Inc..............  24,450      133,008
#*          Triple-S Management Corp. Class B............  89,437    1,993,551
#           Universal American Corp...................... 351,038    2,218,560
            Utah Medical Products, Inc...................   1,047       59,019
*           VCA, Inc.....................................  69,829    3,580,133
*           WellCare Health Plans, Inc...................  11,235      853,635
*           Wright Medical Group NV......................  29,904      596,585
                                                                  ------------
Total Health Care........................................          198,728,938
                                                                  ------------
Industrials -- (17.0%)
            AAR Corp..................................... 164,871    3,463,940
            ABM Industries, Inc..........................  63,913    1,919,307

                                     1512

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Acacia Research Corp..............................   8,485 $    31,734
*   ACCO Brands Corp.................................. 231,728   1,406,589
    Acme United Corp..................................   2,645      36,633
    Actuant Corp. Class A.............................  73,561   1,712,500
#   ADT Corp. (The)................................... 400,539  11,847,944
#*  AECOM............................................. 387,589  10,635,442
*   Aegion Corp....................................... 121,114   2,183,685
*   AeroCentury Corp..................................   9,884     106,945
#*  Aerovironment, Inc................................  91,834   2,342,685
#   AGCO Corp......................................... 218,857  10,673,656
#   Air Lease Corp.................................... 220,732   5,686,056
*   Air Transport Services Group, Inc................. 233,206   2,269,094
    Alamo Group, Inc..................................  66,141   3,507,457
    Alaska Air Group, Inc............................. 160,320  11,286,528
    Albany International Corp. Class A................  64,876   2,200,594
    Allied Motion Technologies, Inc...................   1,975      38,592
    Altra Industrial Motion Corp...................... 123,243   2,768,038
    AMERCO............................................  72,026  26,408,333
#*  Ameresco, Inc. Class A............................   7,445      40,575
    American Railcar Industries, Inc.................. 107,451   4,878,275
    American Science & Engineering, Inc...............   1,580      56,706
*   American Woodmark Corp............................  46,160   3,185,040
*   AMREP Corp........................................   8,943      35,057
    Apogee Enterprises, Inc........................... 131,315   5,223,711
#   Applied Industrial Technologies, Inc..............  86,538   3,326,521
*   ARC Document Solutions, Inc.......................  88,494     326,543
    ArcBest Corp...................................... 102,821   2,110,915
    Argan, Inc........................................   2,703      81,414
    Astec Industries, Inc.............................  38,545   1,437,728
*   Atlas Air Worldwide Holdings, Inc.................  71,696   2,633,394
*   Avalon Holdings Corp. Class A.....................  12,727      21,318
*   Avis Budget Group, Inc............................ 417,565  10,969,433
    AZZ, Inc..........................................  12,191     627,593
*   Babcock & Wilcox Enterprises, Inc.................   3,207      66,225
    Barnes Group, Inc.................................  95,353   3,099,926
#   Barrett Business Services, Inc....................   9,363     366,749
*   Beacon Roofing Supply, Inc........................  66,669   2,700,094
*   BlueLinx Holdings, Inc............................ 101,135      39,443
    Brady Corp. Class A...............................  35,550     797,742
#   Briggs & Stratton Corp............................ 151,729   2,982,992
    Brink's Co. (The).................................  23,821     700,337
    BWX Technologies, Inc.............................   6,415     192,065
*   CAI International, Inc............................  36,436     227,725
*   CBIZ, Inc......................................... 168,665   1,703,516
    CDI Corp..........................................  86,800     446,152
    CECO Environmental Corp...........................  26,222     204,532
    Celadon Group, Inc................................  89,330     709,280
*   Chart Industries, Inc.............................  24,294     393,806
#   Chicago Bridge & Iron Co. NV...................... 138,582   5,379,753
    Chicago Rivet & Machine Co........................   1,983      47,661
    CIRCOR International, Inc.........................  59,669   2,117,653
*   Clean Harbors, Inc................................  86,429   3,829,669
    Columbus McKinnon Corp............................  53,255     761,546

                                     1513

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Comfort Systems USA, Inc..........................  58,459 $ 1,656,728
*   Commercial Vehicle Group, Inc.....................   3,500      10,850
    Compx International, Inc..........................   5,744      58,014
*   Continental Building Products, Inc................   9,061     135,371
*   Continental Materials Corp........................   1,419      15,049
#   Copa Holdings SA Class A..........................  42,245   1,989,739
#   Covanta Holding Corp.............................. 277,700   3,926,678
*   Covenant Transportation Group, Inc. Class A.......  76,284   1,489,827
*   CPI Aerostructures, Inc...........................  26,377     231,063
*   CRA International, Inc............................  44,458     828,253
    Crane Co..........................................   9,638     460,311
    Cubic Corp........................................  10,771     430,409
    Curtiss-Wright Corp............................... 182,346  12,581,874
*   DigitalGlobe, Inc.................................  96,457   1,263,587
    Douglas Dynamics, Inc.............................  67,044   1,331,494
*   Ducommun, Inc.....................................  40,101     593,495
*   Dycom Industries, Inc............................. 161,441  10,697,081
    Dynamic Materials Corp............................  12,521      76,503
    Eastern Co. (The).................................  34,260     569,059
    Ecology and Environment, Inc. Class A.............   7,348      72,966
    EMCOR Group, Inc..................................  23,858   1,090,311
    Encore Wire Corp.................................. 119,350   4,441,013
#*  Energy Recovery, Inc..............................  19,957     123,733
    EnerSys...........................................  84,683   4,101,198
    Engility Holdings, Inc............................  25,320     342,073
    Ennis, Inc........................................ 132,806   2,652,136
    EnPro Industries, Inc.............................  71,278   3,169,733
    ESCO Technologies, Inc............................  72,124   2,483,229
#   Espey Manufacturing & Electronics Corp............  13,355     328,533
    Essendant, Inc....................................  35,023   1,045,787
*   Esterline Technologies Corp....................... 124,499   9,799,316
    Federal Signal Corp............................... 341,285   5,047,605
    Fluor Corp........................................ 207,395   9,309,962
*   Franklin Covey Co.................................  93,603   1,657,709
    Franklin Electric Co., Inc........................   2,865      78,157
    FreightCar America, Inc...........................  53,166   1,012,812
*   FTI Consulting, Inc............................... 144,771   4,906,289
*   Fuel Tech, Inc....................................  11,945      21,501
*   Furmanite Corp....................................  70,098     367,314
    G&K Services, Inc. Class A........................  81,583   5,252,314
#   GATX Corp......................................... 210,036   8,607,275
*   Gencor Industries, Inc............................  32,703     385,568
#   General Cable Corp................................ 123,904   1,452,155
#*  Genesee & Wyoming, Inc. Class A...................  42,435   2,103,927
*   Gibraltar Industries, Inc......................... 148,815   3,160,831
    Global Power Equipment Group, Inc.................   2,000       5,240
*   Goldfield Corp. (The).............................  10,575      13,536
*   GP Strategies Corp................................  88,223   2,134,114
    Granite Construction, Inc......................... 151,342   5,846,341
#*  Great Lakes Dredge & Dock Corp.................... 186,302     640,879
#   Greenbrier Cos., Inc. (The)....................... 116,098   3,002,294
    Griffon Corp...................................... 277,994   4,219,949
#   H&E Equipment Services, Inc....................... 141,763   1,651,539

                                     1514

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Hardinge, Inc.....................................    62,749 $   554,074
*   Hawaiian Holdings, Inc............................   169,532   5,969,222
    Heidrick & Struggles International, Inc...........    19,613     516,999
*   Heritage-Crystal Clean, Inc.......................     3,997      38,131
*   Hertz Global Holdings, Inc........................    21,995     199,715
*   Hill International, Inc...........................    99,231     335,401
    Houston Wire & Cable Co...........................    99,680     549,237
*   Hub Group, Inc. Class A...........................   105,793   3,223,513
*   Hudson Global, Inc................................    55,855     150,809
*   Hudson Technologies, Inc..........................    37,176     110,413
    Hurco Cos., Inc...................................    31,863     860,301
*   Huron Consulting Group, Inc.......................    34,265   1,922,609
    Hyster-Yale Materials Handling, Inc...............    48,502   2,519,194
*   ICF International, Inc............................    50,659   1,733,044
#*  InnerWorkings, Inc................................    16,874     119,130
*   Innovative Solutions & Support, Inc...............     8,421      22,231
    Insteel Industries, Inc...........................    72,966   1,788,397
*   Integrated Electrical Services, Inc...............     1,429      17,534
#*  Intersections, Inc................................    65,410     169,412
    ITT Corp..........................................     7,503     243,472
*   Jacobs Engineering Group, Inc.....................   353,436  13,865,294
*   JetBlue Airways Corp.............................. 1,104,346  23,533,613
    Kadant, Inc.......................................    64,437   2,500,800
#   Kaman Corp........................................    40,830   1,626,667
    KAR Auction Services, Inc.........................    22,900     765,318
    Kelly Services, Inc. Class A......................    94,419   1,565,467
    Kennametal, Inc...................................    68,587   1,213,990
*   Key Technology, Inc...............................    13,376      96,976
    Kforce, Inc.......................................     1,297      28,923
    Kimball International, Inc. Class B...............   137,692   1,327,351
*   Kirby Corp........................................   138,699   7,025,104
#*  KLX, Inc..........................................    29,445     860,677
#   Knight Transportation, Inc........................   107,374   2,627,442
    Korn/Ferry International..........................   115,628   3,562,499
#*  Kratos Defense & Security Solutions, Inc..........    81,591     260,275
#*  Lawson Products, Inc..............................    34,477     668,164
#*  Layne Christensen Co..............................    40,147     205,553
    LB Foster Co. Class A.............................    22,726     262,031
#*  LMI Aerospace, Inc................................    48,967     483,304
    LS Starrett Co. (The) Class A.....................    16,217     156,170
    LSI Industries, Inc...............................   111,727   1,289,330
*   Lydall, Inc.......................................   107,340   3,032,355
#   Manitowoc Co., Inc. (The).........................   143,424   2,257,494
    ManpowerGroup, Inc................................    63,615   4,857,005
    Marten Transport, Ltd.............................   243,892   4,092,508
*   MasTec, Inc.......................................   189,760   2,929,894
*   Mastech Holdings, Inc.............................       508       3,399
    Matson, Inc.......................................   196,521   7,941,414
    Matthews International Corp. Class A..............    51,420   2,566,372
    McGrath RentCorp..................................    67,228   1,641,035
*   MFRI, Inc.........................................    51,844     331,802
    Miller Industries, Inc............................    59,589   1,280,568
#   Mobile Mini, Inc..................................   206,174   5,344,030

                                     1515

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Moog, Inc. Class A................................  53,446 $ 2,476,153
*   Moog, Inc. Class B................................   3,308     149,025
#*  MRC Global, Inc................................... 248,712   2,499,556
    Mueller Industries, Inc........................... 141,238   3,594,507
    Mueller Water Products, Inc. Class A.............. 318,498   2,614,869
#   Multi-Color Corp..................................  36,176   2,280,173
*   MYR Group, Inc....................................  70,256   1,405,823
    National Presto Industries, Inc...................   1,658     131,131
*   Navigant Consulting, Inc.......................... 119,415   1,885,563
*   NL Industries, Inc................................  37,233      77,445
#   NN, Inc........................................... 139,284   1,688,122
*   Northwest Pipe Co.................................  26,617     254,725
*   On Assignment, Inc................................ 187,664   7,253,214
    Orbital ATK, Inc.................................. 102,899   9,284,577
#*  Orion Energy Systems, Inc.........................  13,385      27,172
#*  Orion Marine Group, Inc...........................  28,928     104,430
#   Oshkosh Corp......................................  93,447   3,077,210
    Owens Corning..................................... 367,806  16,988,959
*   PAM Transportation Services, Inc..................  47,902   1,237,309
    Park-Ohio Holdings Corp...........................   1,185      33,808
*   Patrick Industries, Inc...........................  10,855     379,382
#*  Patriot Transportation Holding, Inc...............   8,714     194,845
#   Powell Industries, Inc............................  20,520     513,821
*   PowerSecure International, Inc....................  77,807     854,321
#   Preformed Line Products Co........................  18,392     695,585
    Providence and Worcester Railroad Co..............  13,495     175,435
    Quad/Graphics, Inc................................  92,412     931,513
    Quanex Building Products Corp.....................  58,339   1,079,855
*   Quanta Services, Inc.............................. 344,068   6,434,072
*   Radiant Logistics, Inc............................   9,836      32,557
#   Raven Industries, Inc.............................   6,000      90,060
*   RBC Bearings, Inc.................................   1,986     117,829
    RCM Technologies, Inc.............................  92,190     458,184
    Regal Beloit Corp.................................  76,464   4,298,041
*   Republic Airways Holdings, Inc.................... 124,014     264,150
    Resources Connection, Inc.........................  76,822   1,160,780
*   Roadrunner Transportation Systems, Inc............  38,057     301,411
*   RPX Corp..........................................  47,109     545,522
#   RR Donnelley & Sons Co............................   1,935      27,032
*   Rush Enterprises, Inc. Class A.................... 197,465   3,771,581
*   Rush Enterprises, Inc. Class B....................  51,902     974,720
    Ryder System, Inc................................. 233,530  12,416,790
#*  Saia, Inc......................................... 134,141   2,869,276
    Servotronics, Inc.................................   6,561      49,043
*   SIFCO Industries, Inc.............................  14,049     108,880
    Simpson Manufacturing Co., Inc....................  62,803   2,049,262
#   SkyWest, Inc...................................... 240,109   3,606,437
*   SL Industries, Inc................................  12,775     383,250
*   Sparton Corp......................................  56,079     961,194
    SPX Corp..........................................  66,528     618,710
    Standex International Corp........................  68,740   4,964,403
    Steelcase, Inc. Class A........................... 206,657   2,636,943
*   Sterling Construction Co., Inc....................  44,174     237,656

                                     1516

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A..................  31,849 $    185,361
    TAL International Group, Inc...................... 110,498    1,246,417
*   Taylor Devices, Inc...............................     806       11,244
*   Team, Inc.........................................  13,160      315,840
    Terex Corp........................................ 202,016    4,525,158
    Tetra Tech, Inc...................................  93,485    2,476,418
*   Thermon Group Holdings, Inc.......................  29,331      493,347
    Titan International, Inc..........................  95,759      287,277
#*  Titan Machinery, Inc..............................  52,582      446,421
*   TRC Cos., Inc.....................................  75,917      670,347
*   TriMas Corp....................................... 120,439    2,082,390
    Trinity Industries, Inc........................... 554,828   11,884,416
    Triumph Group, Inc................................ 104,943    2,676,046
*   TrueBlue, Inc.....................................  29,649      677,183
#*  Tutor Perini Corp................................. 142,444    1,881,685
    Twin Disc, Inc....................................  43,496      497,594
*   Ultralife Corp....................................  41,058      231,157
    UniFirst Corp.....................................  54,384    5,726,635
*   United Rentals, Inc...............................  42,570    2,039,529
    Universal Forest Products, Inc....................  87,386    6,020,022
    Universal Truckload Services, Inc.................  11,902      153,655
*   USA Truck, Inc....................................  62,991    1,018,564
    Valmont Industries, Inc...........................  10,914    1,163,323
*   Vectrus, Inc......................................   5,877      116,130
#*  Veritiv Corp......................................   3,103       95,728
*   Versar, Inc.......................................   4,045       10,517
    Viad Corp......................................... 103,803    3,059,074
*   Virco Manufacturing Corp..........................  23,168       71,821
#*  Volt Information Sciences, Inc....................   2,400       18,408
    VSE Corp..........................................   3,624      217,440
#*  Wabash National Corp.............................. 122,237    1,351,941
    Waste Connections, Inc............................ 266,793   15,999,576
    Watts Water Technologies, Inc. Class A............ 112,276    5,531,839
    Werner Enterprises, Inc........................... 126,975    3,066,446
#*  Wesco Aircraft Holdings, Inc......................  87,956      993,023
#*  WESCO International, Inc..........................  22,512      909,035
*   Willdan Group, Inc................................  16,551      141,677
*   Willis Lease Finance Corp.........................  36,581      647,850
#*  XPO Logistics, Inc................................  35,301      806,628
                                                               ------------
Total Industrials.....................................          603,378,700
                                                               ------------
Information Technology -- (12.1%)
*   Actua Corp........................................ 277,212    2,622,426
*   Acxiom Corp.......................................  59,500    1,112,650
    ADTRAN, Inc.......................................  45,824      832,164
*   Advanced Energy Industries, Inc...................  74,513    2,092,325
*   Agilysys, Inc..................................... 115,206    1,140,539
#*  Alpha & Omega Semiconductor, Ltd..................  25,049      239,218
#   American Software, Inc. Class A...................  19,941      194,026
*   Amkor Technology, Inc............................. 161,539      991,849
#*  Amtech Systems, Inc...............................  35,701      202,425
*   ANADIGICS, Inc....................................  35,492       24,493
*   Anixter International, Inc........................   4,313      213,235

                                     1517

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  ARRIS International P.L.C......................... 449,224 $11,441,735
*   Arrow Electronics, Inc............................ 351,633  18,144,263
    Astro-Med, Inc....................................  24,190     379,541
*   Aviat Networks, Inc...............................  94,018      69,310
#*  Avid Technology, Inc..............................   1,356       9,628
    Avnet, Inc........................................ 387,402  15,465,088
#   AVX Corp.......................................... 131,391   1,508,369
*   Aware, Inc........................................  46,523     137,708
*   Axcelis Technologies, Inc......................... 188,271     493,270
*   AXT, Inc.......................................... 149,108     374,261
*   Bankrate, Inc.....................................   2,474      28,303
    Bel Fuse, Inc. Class A............................  11,057     151,370
    Bel Fuse, Inc. Class B............................  28,964     439,384
*   Benchmark Electronics, Inc........................ 255,083   5,356,743
    Black Box Corp....................................  34,593     263,599
*   Blucora, Inc...................................... 185,711   1,602,686
*   BroadVision, Inc..................................  17,483      98,779
    Brocade Communications Systems, Inc............... 627,030   5,003,699
    Brooks Automation, Inc............................ 157,481   1,500,794
*   BSQUARE Corp......................................  33,534     206,234
*   Cabot Microelectronics Corp.......................   2,795     113,589
*   CACI International, Inc. Class A.................. 127,408  10,583,783
*   Calix, Inc........................................  45,588     350,116
*   Cascade Microtech, Inc............................  70,739   1,121,213
*   Ceva, Inc.........................................     810      18,752
    Checkpoint Systems, Inc...........................  82,607     535,293
*   CIBER, Inc........................................ 315,394   1,025,031
#*  Cirrus Logic, Inc................................. 127,401   4,423,363
    ClearOne, Inc.....................................     500       6,030
*   Coherent, Inc.....................................  36,123   2,791,224
    Cohu, Inc.........................................  83,131   1,006,716
    Communications Systems, Inc.......................  41,562     300,078
    Computer Sciences Corp............................   5,353     171,671
    Computer Task Group, Inc..........................   2,134      12,612
    Comtech Telecommunications Corp...................  47,097     919,333
    Concurrent Computer Corp..........................  33,012     167,041
#   Convergys Corp.................................... 496,845  12,142,892
*   CoreLogic, Inc.................................... 130,275   4,650,817
#*  Covisint Corp.....................................  20,310      42,854
*   Cray, Inc.........................................  66,170   2,606,436
#*  Cree, Inc......................................... 168,405   4,720,392
#   CSG Systems International, Inc....................  49,487   1,729,076
    CSP, Inc..........................................   4,766      26,690
    CSRA, Inc.........................................   5,353     143,353
    CTS Corp..........................................  83,220   1,310,715
*   CyberOptics Corp..................................  65,502     573,143
#   Cypress Semiconductor Corp........................  49,805     391,467
#   Daktronics, Inc...................................  23,824     191,307
*   Datalink Corp.....................................  67,209     482,561
*   Datawatch Corp....................................   1,956       8,039
#*  Demand Media, Inc................................. 106,155     535,021
*   DHI Group, Inc.................................... 181,201   1,686,981
*   Digi International, Inc........................... 134,407   1,225,792

                                     1518

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Diodes, Inc.......................................  78,076 $ 1,493,594
*   DSP Group, Inc.................................... 104,784   1,002,783
    DST Systems, Inc..................................     419      44,167
*   DTS, Inc..........................................   9,789     218,099
    EarthLink Holdings Corp........................... 430,910   2,550,987
*   EchoStar Corp. Class A............................ 130,677   4,590,683
*   Edgewater Technology, Inc.........................  73,779     574,738
    Electro Rent Corp.................................  98,309     859,221
*   Electro Scientific Industries, Inc................  96,486     582,775
*   Electronics for Imaging, Inc...................... 174,353   7,214,727
*   Emcore Corp.......................................  50,469     305,842
#*  EnerNOC, Inc......................................  51,169     268,637
*   Entegris, Inc..................................... 215,535   2,513,138
    Epiq Systems, Inc................................. 141,149   1,767,185
*   ePlus, Inc........................................  38,358   3,632,886
*   Euronet Worldwide, Inc............................  76,188   6,077,517
*   Everi Holdings, Inc...............................  39,588     111,242
*   Exar Corp......................................... 110,178     605,979
*   ExlService Holdings, Inc..........................   4,788     209,044
*   Extreme Networks, Inc.............................  90,664     250,233
*   Fabrinet..........................................  52,731   1,313,529
*   Fairchild Semiconductor International, Inc........ 375,794   7,700,019
#*  FARO Technologies, Inc............................   1,757      45,102
#*  Finisar Corp...................................... 165,973   2,107,857
*   First Solar, Inc.................................. 266,945  18,328,444
*   Flextronics International, Ltd.................... 729,468   7,644,825
*   FormFactor, Inc................................... 159,648   1,326,675
*   Frequency Electronics, Inc........................  28,958     257,147
*   GSE Systems, Inc..................................  46,149      97,374
*   GSI Group, Inc....................................  28,105     347,378
#*  GSI Technology, Inc...............................  63,460     218,937
    Hackett Group, Inc. (The)......................... 215,781   3,187,085
#*  Harmonic, Inc..................................... 241,647     797,435
*   Higher One Holdings, Inc..........................  13,601      47,467
#*  Hutchinson Technology, Inc........................  65,098     240,863
    IAC/InterActiveCorp............................... 161,827   8,405,294
*   ID Systems, Inc...................................  34,883     139,881
*   IEC Electronics Corp..............................   6,001      20,223
*   II-VI, Inc........................................  10,190     211,952
*   Imation Corp...................................... 105,548      88,629
    Ingram Micro, Inc. Class A........................ 553,452  15,607,346
*   Innodata, Inc.....................................     600       1,446
*   Inphi Corp........................................   3,069      85,165
*   Insight Enterprises, Inc.......................... 137,520   3,249,598
*   Integrated Device Technology, Inc................. 409,921  10,444,787
#*  Internap Corp..................................... 251,967     972,593
    Intersil Corp. Class A............................ 260,571   3,387,423
*   Intevac, Inc......................................  98,759     441,453
*   IntraLinks Holdings, Inc..........................  70,995     572,220
*   IntriCon Corp.....................................  13,375     100,045
*   Iteris, Inc.......................................     600       1,278
*   Itron, Inc........................................  11,523     379,798
*   Ixia..............................................  47,192     451,627

                                     1519

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    IXYS Corp......................................... 108,516 $1,294,596
    Jabil Circuit, Inc................................ 467,483  9,307,587
*   Kemet Corp........................................  63,539     94,038
*   Key Tronic Corp...................................  54,827    415,589
*   Kimball Electronics, Inc.......................... 103,269  1,036,821
#*  Knowles Corp......................................  14,076    191,434
*   Kopin Corp........................................ 142,271    274,583
*   Kulicke & Soffa Industries, Inc................... 173,914  1,760,010
*   KVH Industries, Inc...............................  85,160    821,794
#*  Lattice Semiconductor Corp........................ 311,711  1,514,915
    Leidos Holdings, Inc..............................   5,850    269,802
    Lexmark International, Inc. Class A............... 177,850  5,017,148
*   LGL Group, Inc. (The).............................   9,533     34,605
*   Limelight Networks, Inc........................... 197,283    246,604
*   Liquidity Services, Inc...........................  68,900    448,539
*   Lumentum Holdings, Inc............................     528     10,417
#*  Magnachip Semiconductor Corp......................   3,368     15,425
#   ManTech International Corp. Class A...............  61,395  1,770,018
    Marchex, Inc. Class B.............................  81,138    309,947
    Marvell Technology Group, Ltd..................... 827,739  7,325,490
*   Mattson Technology, Inc...........................  34,221    119,431
*   MaxLinear, Inc. Class A...........................   4,091     62,920
*   Maxwell Technologies, Inc.........................   9,295     64,786
*   MeetMe, Inc.......................................  27,050     86,290
    Mentor Graphics Corp.............................. 199,457  3,466,563
*   Mercury Systems, Inc..............................  96,603  1,844,151
    Methode Electronics, Inc.......................... 159,696  4,161,678
*   Microsemi Corp.................................... 136,043  4,312,563
    MKS Instruments, Inc.............................. 162,319  5,752,585
    MOCON, Inc........................................   1,300     17,043
#*  ModusLink Global Solutions, Inc................... 162,761    349,936
#*  Monster Worldwide, Inc............................ 256,639  1,280,629
*   Multi-Fineline Electronix, Inc....................  34,530    577,687
*   Nanometrics, Inc..................................  22,339    315,650
*   NAPCO Security Technologies, Inc..................  41,796    227,788
    NCI, Inc. Class A.................................   1,000     12,620
*   NCR Corp..........................................  10,754    229,490
*   NeoPhotonics Corp.................................  22,159    198,766
*   NETGEAR, Inc......................................  69,528  2,598,261
*   NetScout Systems, Inc.............................   6,955    149,880
*   Newport Corp...................................... 156,673  2,386,130
#*  Novatel Wireless, Inc.............................   4,481      4,839
    NVE Corp..........................................     502     24,899
*   ON Semiconductor Corp............................. 108,843    931,696
    Optical Cable Corp................................  59,643    143,143
*   OSI Systems, Inc..................................  39,225  2,150,314
*   PAR Technology Corp...............................  60,369    351,348
    Park Electrochemical Corp.........................  11,210    182,499
    PC Connection, Inc................................ 227,256  5,129,168
    PC-Tel, Inc.......................................  84,265    403,629
*   PCM, Inc.......................................... 111,274    918,011
*   PDF Solutions, Inc................................   1,800     19,494
*   Perceptron, Inc...................................  77,411    510,913

                                     1520

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Perficient, Inc...................................  61,304 $ 1,167,841
*   Photronics, Inc................................... 235,286   2,809,315
    Plantronics, Inc..................................   4,915     220,339
*   Plexus Corp.......................................  53,023   1,853,154
*   Polycom, Inc...................................... 260,222   2,651,662
*   PRGX Global, Inc..................................   3,599      13,676
*   Progress Software Corp............................  35,754     925,671
    QAD, Inc. Class B.................................     465       7,217
*   QLogic Corp....................................... 112,192   1,438,301
*   Qorvo, Inc........................................  16,690     660,924
*   Qualstar Corp.....................................  88,900      61,341
*   Qumu Corp.........................................  18,670      58,437
#*  Radisys Corp......................................  82,728     223,366
*   Rambus, Inc.......................................   7,206      88,201
*   RealNetworks, Inc................................. 179,855     651,075
    Reis, Inc.........................................  48,098   1,084,610
*   RetailMeNot, Inc..................................  33,109     301,292
#   RF Industries, Ltd................................  21,697      89,609
    Richardson Electronics, Ltd.......................  31,512     162,287
*   Rofin-Sinar Technologies, Inc.....................  36,888     940,275
*   Rogers Corp.......................................   9,095     431,740
#*  Rovi Corp......................................... 143,940   2,801,072
*   Rudolph Technologies, Inc......................... 145,735   1,866,865
*   Sanmina Corp...................................... 275,108   5,155,524
*   ScanSource, Inc...................................  60,292   1,891,963
*   SciQuest, Inc.....................................   2,162      27,522
*   Seachange International, Inc...................... 178,075   1,107,627
*   ShoreTel, Inc.....................................  37,239     305,732
*   Sigma Designs, Inc................................  95,475     632,999
#*  Silicon Laboratories, Inc.........................   7,237     330,007
*   SMTC Corp.........................................   8,347      10,434
*   Sonus Networks, Inc...............................  21,726     130,356
*   StarTek, Inc......................................  84,732     339,775
*   SunEdison, Inc.................................... 237,203     742,445
#*  SunPower Corp..................................... 185,231   4,712,277
#*  Super Micro Computer, Inc.........................  48,195   1,435,247
#*  Support.com, Inc..................................  42,064      36,305
*   Sykes Enterprises, Inc............................  98,681   2,905,169
#   SYNNEX Corp....................................... 181,005  15,195,370
#*  Take-Two Interactive Software, Inc................ 129,643   4,498,612
*   Tangoe, Inc.......................................   6,118      51,208
*   Tech Data Corp.................................... 163,716  10,215,878
*   TechTarget, Inc...................................     874       6,948
*   TeleCommunication Systems, Inc. Class A........... 176,504     875,460
*   Telenav, Inc......................................   3,684      21,220
    Teradyne, Inc.....................................  46,699     907,362
    Tessco Technologies, Inc..........................  37,440     618,509
    Tessera Technologies, Inc......................... 138,192   3,982,693
    TheStreet, Inc.................................... 173,890     227,796
*   Tremor Video, Inc.................................   7,262      13,507
*   TSR, Inc..........................................   1,733       6,499
#*  TTM Technologies, Inc............................. 245,713   1,432,507
*   Ultra Clean Holdings, Inc.........................  44,347     228,831

                                     1521

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Ultratech, Inc....................................    68,506 $  1,381,766
*   United Online, Inc................................    71,086      754,222
*   Universal Security Instruments, Inc...............       793        3,235
#*  Veeco Instruments, Inc............................    80,628    1,502,906
#*  VeriFone Systems, Inc.............................    28,723      671,831
#*  ViaSat, Inc.......................................     2,228      139,250
#*  Viavi Solutions, Inc..............................    59,469      297,345
*   Vicon Industries, Inc.............................    30,165       49,772
#*  Virtusa Corp......................................   264,346   11,821,553
#   Vishay Intertechnology, Inc.......................   376,613    4,315,985
*   Vishay Precision Group, Inc.......................    40,885      483,261
#   Wayside Technology Group, Inc.....................     1,089       19,874
*   Web.com Group, Inc................................     4,664       87,823
*   Westell Technologies, Inc. Class A................     5,497        6,047
*   Xcerra Corp.......................................    60,796      333,162
*   XO Group, Inc.....................................    40,494      603,361
*   Xplore Technologies Corp..........................     1,000        4,090
*   YuMe, Inc.........................................     3,500       11,025
*   Zynga, Inc. Class A............................... 2,408,672    5,925,333
                                                                 ------------
Total Information Technology..........................            429,557,922
                                                                 ------------
Materials -- (6.2%)
    A Schulman, Inc...................................   174,907    4,428,645
#*  AgroFresh Solutions, Inc..........................     5,993       32,902
    Airgas, Inc.......................................   139,912   19,587,680
    Albemarle Corp....................................    97,516    5,133,242
    Alcoa, Inc........................................   252,582    1,841,323
#   Allegheny Technologies, Inc.......................    20,036      187,938
#*  AM Castle & Co....................................    62,568      115,125
*   American Biltrite, Inc............................        43       16,297
#   American Vanguard Corp............................    30,680      345,457
    Ampco-Pittsburgh Corp.............................    24,201      252,174
    AptarGroup, Inc...................................     4,780      348,462
    Ashland, Inc......................................    86,923    8,236,824
    Axiall Corp.......................................   127,503    2,286,129
    Bemis Co., Inc....................................   222,539   10,652,942
*   Boise Cascade Co..................................    45,513      940,299
    Cabot Corp........................................    68,149    2,749,131
    Calgon Carbon Corp................................    44,383      718,561
#   Carpenter Technology Corp.........................    56,382    1,565,164
#*  Century Aluminum Co...............................   235,731    1,112,650
    Chase Corp........................................    18,375      844,331
*   Chemtura Corp.....................................   186,005    4,880,771
*   Clearwater Paper Corp.............................    12,437      487,033
*   Coeur Mining, Inc.................................    28,642       63,299
    Commercial Metals Co..............................   399,069    5,555,041
*   Core Molding Technologies, Inc....................    23,022      249,328
    Domtar Corp.......................................   246,334    7,944,272
*   Ferro Corp........................................    83,666      777,257
    Ferroglobe P.L.C..................................     1,236       10,506
    Friedman Industries, Inc..........................    51,479      247,099
    FutureFuel Corp...................................    32,395      405,585
    Graphic Packaging Holding Co......................   541,242    6,148,509

                                     1522

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    Greif, Inc. Class A...............................  22,968 $   607,044
    Greif, Inc. Class B...............................     965      35,223
*   Handy & Harman, Ltd...............................     800      13,616
    Hawkins, Inc......................................     300      11,241
    Haynes International, Inc.........................  25,100     803,200
    HB Fuller Co......................................  96,391   3,587,673
*   Headwaters, Inc................................... 190,585   3,043,642
#*  Horsehead Holding Corp............................  78,813      20,294
    Huntsman Corp..................................... 412,710   3,561,687
    Innophos Holdings, Inc............................  15,770     421,217
    Innospec, Inc.....................................  51,142   2,549,429
    Kaiser Aluminum Corp..............................  70,836   5,506,791
    KapStone Paper and Packaging Corp................. 378,704   5,597,245
    KMG Chemicals, Inc................................  12,543     289,242
*   Kraton Performance Polymers, Inc..................  19,544     286,906
#*  Louisiana-Pacific Corp............................ 520,460   8,181,631
#*  LSB Industries, Inc...............................  11,376      63,706
    Martin Marietta Materials, Inc....................  46,687   5,862,953
    Materion Corp.....................................  87,213   2,135,846
    Mercer International, Inc......................... 186,841   1,373,281
    Minerals Technologies, Inc........................ 106,056   4,347,235
    Myers Industries, Inc............................. 163,529   1,862,595
    Neenah Paper, Inc.................................  46,921   2,835,905
*   Northern Technologies International Corp..........  20,514     213,346
    Olin Corp.........................................  48,342     818,913
#   Olympic Steel, Inc................................  42,600     397,884
#*  OMNOVA Solutions, Inc.............................  30,198     158,540
    PH Glatfelter Co.................................. 220,312   3,251,805
#*  Platform Specialty Products Corp.................. 133,211   1,016,400
    PolyOne Corp...................................... 133,580   3,614,675
#   Quaker Chemical Corp..............................  38,327   2,874,908
*   Real Industry, Inc................................   5,893      37,715
    Reliance Steel & Aluminum Co...................... 209,770  11,944,304
*   Resolute Forest Products, Inc.....................  28,718     161,970
#   Royal Gold, Inc...................................  56,713   1,689,480
    Schnitzer Steel Industries, Inc. Class A..........  77,251   1,039,026
    Schweitzer-Mauduit International, Inc.............  13,544     568,848
    Sensient Technologies Corp........................  53,688   3,203,563
    Sonoco Products Co................................ 127,819   5,050,129
    Steel Dynamics, Inc............................... 602,318  11,052,535
    Stepan Co.........................................   7,405     332,929
#*  Stillwater Mining Co..............................  68,983     451,839
    SunCoke Energy, Inc............................... 138,094     521,995
    Synalloy Corp.....................................  24,237     170,871
#   TimkenSteel Corp..................................  18,448     166,216
*   Trecora Resources.................................  19,226     202,258
    Tredegar Corp..................................... 147,206   1,932,815
#   Tronox, Ltd. Class A..............................  23,392      83,509
*   UFP Technologies, Inc.............................     600      13,002
#   United States Lime & Minerals, Inc................   4,293     235,986
#   United States Steel Corp.......................... 251,409   1,759,863
#*  Universal Stainless & Alloy Products, Inc.........  24,366     166,663
    Vulcan Materials Co............................... 125,383  11,058,781

                                     1523

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
#           Westlake Chemical Corp....................    56,414 $    2,565,709
            WestRock Co...............................   204,936      7,230,142
            Worthington Industries, Inc...............   159,664      4,884,122
                                                                 --------------
Total Materials.......................................              220,032,319
                                                                 --------------
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares.............       400             --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.....   182,700             --
(degrees)*  Petrocorp, Inc. Escrow Shares.............     4,900             --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Telecommunication Services -- (1.0%)
*           Alaska Communications Systems Group, Inc..    31,851         51,599
            Atlantic Tele-Network, Inc................    11,125        856,514
*           Boingo Wireless, Inc......................    68,070        415,227
#           Consolidated Communications Holdings, Inc.    47,440        950,698
#           Frontier Communications Corp.............. 2,665,101     12,126,210
*           General Communication, Inc. Class A.......   157,174      2,847,993
*           Hawaiian Telcom Holdco, Inc...............     4,828        115,196
#           IDT Corp. Class B.........................    19,608        249,022
            Inteliquent, Inc..........................    83,474      1,434,083
#*          Iridium Communications, Inc...............   145,080      1,009,757
*           Lumos Networks Corp.......................    10,044        116,309
#*          ORBCOMM, Inc..............................   148,048      1,080,750
            Shenandoah Telecommunications Co..........   186,140      4,277,497
            Spok Holdings, Inc........................    44,053        793,394
#*          Straight Path Communications, Inc.
              Class B.................................     6,406        144,135
            Telephone & Data Systems, Inc.............   249,349      5,782,403
*           United States Cellular Corp...............    56,113      2,112,093
*           Vonage Holdings Corp......................    39,758        203,959
#           Windstream Holdings, Inc..................   154,043        888,828
                                                                 --------------
Total Telecommunication Services......................               35,455,667
                                                                 --------------
Utilities -- (0.7%)
*           Calpine Corp..............................   379,997      5,817,754
#           Consolidated Water Co., Ltd...............    14,573        169,484
*           Dynegy, Inc...............................     4,423         52,368
            Genie Energy, Ltd. Class B................    49,345        414,992
            NRG Energy, Inc...........................   397,396      4,228,293
#           Ormat Technologies, Inc...................    37,652      1,332,881
            UGI Corp..................................   401,079     13,636,686
                                                                 --------------
Total Utilities.......................................               25,652,458
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,173,333,189
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Furiex Pharmaceuticals Contingent Value
              Rights..................................     8,033             --
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights.................   106,992        202,215

                                     1524

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- --------------
(degrees)#*    Magnum Hunter Resources Corp.
                 Warrants 04/15/16.................      3,960 $           --
TOTAL RIGHTS/WARRANTS..............................                   202,215
                                                               --------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    ----------
BONDS -- (0.0%)
Health Care -- (0.0%)
(z)(degrees)#  Catalyst Biosciences, Inc...........     18,220         17,856
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             3,173,553,260
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
               State Street Institutional Liquid
                 Reserves, 0.358%.................. 55,642,182     55,642,182
                                                               --------------

                                                      SHARES
                                                    ----------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@           DFA Short Term Investment Fund...... 27,638,669    319,779,400
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,594,869,676)^^........................            $3,548,974,842
                                                               ==============

                                     1525

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary. $  443,393,992           --   --    $  443,393,992
    Consumer Staples.......    122,969,418           --   --       122,969,418
    Energy.................    146,970,480           --   --       146,970,480
    Financials.............    947,193,295           --   --       947,193,295
    Health Care............    198,728,938           --   --       198,728,938
    Industrials............    603,378,700           --   --       603,378,700
    Information Technology.    429,557,922           --   --       429,557,922
    Materials..............    220,032,319           --   --       220,032,319
    Other..................             --           --   --                --
    Telecommunication
      Services.............     35,455,667           --   --        35,455,667
    Utilities..............     25,652,458           --   --        25,652,458
 Rights/Warrants...........             -- $    202,215   --           202,215
 Bonds
    Health Care............             --       17,856   --            17,856
 Temporary Cash
   Investments.............     55,642,182           --   --        55,642,182
 Securities Lending
   Collateral..............             --  319,779,400   --       319,779,400
 Futures Contracts**.......        834,708           --   --           834,708
                            -------------- ------------   --    --------------
 TOTAL..................... $3,229,810,079 $319,999,471   --    $3,549,809,550
                            ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1526

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (88.6%)

Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A...................  68,093 $  483,801
    A.H. Belo Corp. Class A...........................  46,600    278,668
    Aaron's, Inc......................................  84,396  1,930,980
#   Abercrombie & Fitch Co. Class A...................  58,342  1,530,894
    AMC Entertainment Holdings, Inc. Class A..........  29,176    636,037
    AMCON Distributing Co.............................     300     21,683
#*  America's Car-Mart, Inc...........................  25,524    598,793
*   American Axle & Manufacturing Holdings, Inc....... 117,566  1,507,196
#   American Eagle Outfitters, Inc.................... 258,195  3,779,975
*   American Public Education, Inc....................  19,084    301,146
*   Apollo Education Group, Inc....................... 120,867    959,684
#   Arctic Cat, Inc...................................  28,530    351,204
    Ark Restaurants Corp..............................   4,323     93,204
#*  Asbury Automotive Group, Inc......................  46,541  2,191,150
#*  Ascena Retail Group, Inc.......................... 226,131  1,668,847
#*  Ascent Capital Group, Inc. Class A................  11,130    126,771
*   Ballantyne Strong, Inc............................  19,505     86,602
*   Barnes & Noble Education, Inc.....................  73,416    809,044
    Barnes & Noble, Inc...............................  95,071    833,773
    Bassett Furniture Industries, Inc.................  26,661    797,431
    Beasley Broadcast Group, Inc. Class A.............  15,564     54,007
#*  Beazer Homes USA, Inc.............................  20,824    178,045
#   bebe stores, Inc..................................  55,697     21,510
*   Belmond, Ltd. Class A............................. 115,502    977,147
#   Big 5 Sporting Goods Corp.........................  31,001    377,282
#   Big Lots, Inc.....................................  87,036  3,375,256
*   Biglari Holdings, Inc.............................      14      5,295
*   BJ's Restaurants, Inc.............................  43,479  1,864,814
    Bloomin' Brands, Inc.............................. 110,142  1,945,108
#*  Blue Nile, Inc....................................  18,361    638,779
    Bob Evans Farms, Inc..............................  44,644  1,827,725
#   Bon-Ton Stores, Inc. (The)........................  18,489     31,431
    Bowl America, Inc. Class A........................   1,400     20,020
#*  Boyd Gaming Corp..................................  69,502  1,237,831
*   Bravo Brio Restaurant Group, Inc..................  21,853    188,154
*   Bridgepoint Education, Inc........................  41,695    279,357
*   Bright Horizons Family Solutions, Inc.............  14,860  1,042,726
    Brinker International, Inc........................ 108,953  5,419,322
#   Buckle, Inc. (The)................................  31,524    895,912
#*  Buffalo Wild Wings, Inc...........................  25,056  3,816,029
*   Build-A-Bear Workshop, Inc........................  39,037    510,604
#*  Cabela's, Inc.....................................  22,425    943,420
    Cable One, Inc....................................     422    181,456
#*  Caesars Entertainment Corp........................   3,527     24,442
    CalAtlantic Group, Inc............................ 117,649  3,822,416
    Caleres, Inc......................................  81,772  2,198,031
    Callaway Golf Co.................................. 182,682  1,591,160
*   Cambium Learning Group, Inc.......................  19,198     86,391
    Canterbury Park Holding Corp......................   6,569     65,821
    Capella Education Co..............................  17,452    766,317
*   Career Education Corp.............................  56,671    163,212

                                     1527

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc..............................  48,064 $1,066,060
    Carriage Services, Inc............................  46,003  1,020,807
*   Carrols Restaurant Group, Inc.....................  74,064    989,495
    Cato Corp. (The) Class A..........................  46,910  1,891,880
*   Cavco Industries, Inc.............................  17,485  1,466,292
*   Century Casinos, Inc..............................   4,960     33,530
*   Century Communities, Inc..........................     793     11,728
*   Charles & Colvard, Ltd............................  19,124     18,168
#   Cheesecake Factory, Inc. (The)....................  72,263  3,490,303
*   Cherokee, Inc.....................................  16,547    271,040
    Chico's FAS, Inc.................................. 160,009  1,662,494
    Children's Place, Inc. (The)......................  38,725  2,520,997
    Choice Hotels International, Inc..................  56,081  2,451,861
    Churchill Downs, Inc..............................  21,618  2,986,311
#*  Chuy's Holdings, Inc..............................  25,952    887,299
#*  Cinedigm Corp. Class A............................  62,670     18,425
    Citi Trends, Inc..................................  26,899    555,733
    ClubCorp Holdings, Inc............................  46,963    562,147
    Collectors Universe, Inc..........................  20,036    305,549
#   Columbia Sportswear Co............................  42,155  2,326,113
#*  Conn's, Inc.......................................  71,920    886,054
    Cooper Tire & Rubber Co........................... 111,483  4,064,670
#*  Cooper-Standard Holding, Inc......................   5,239    362,853
#   Core-Mark Holding Co., Inc........................  57,794  4,698,074
#   Cracker Barrel Old Country Store, Inc.............  28,821  3,782,180
#*  Crocs, Inc........................................  68,100    627,201
*   Crown Media Holdings, Inc. Class A................  55,635    249,801
    CSS Industries, Inc...............................  17,516    490,623
    CST Brands, Inc...................................  96,166  3,725,471
    Culp, Inc.........................................  35,956    910,406
*   Cumulus Media, Inc. Class A.......................  32,414      8,502
    Dana Holding Corp.................................     100      1,189
#*  Deckers Outdoor Corp..............................  34,685  1,715,520
*   Del Frisco's Restaurant Group, Inc................  25,786    408,450
*   Delta Apparel, Inc................................   4,288     51,670
*   Denny's Corp......................................  28,387    265,986
    Destination Maternity Corp........................  18,105    121,122
*   Destination XL Group, Inc......................... 114,725    493,318
#   DeVry Education Group, Inc........................  75,387  1,500,201
#   Dillard's, Inc. Class A...........................     273     19,222
#   DineEquity, Inc...................................  31,288  2,656,977
#*  Dixie Group, Inc. (The)...........................  17,430     75,821
#*  Dorman Products, Inc..............................  58,084  2,515,037
    Dover Motorsports, Inc............................  26,237     58,246
*   DreamWorks Animation SKG, Inc. Class A............  41,851  1,073,060
    Drew Industries, Inc..............................  44,007  2,526,002
#   DSW, Inc. Class A.................................  69,646  1,672,200
    Educational Development Corp......................   1,901     20,018
*   Eldorado Resorts, Inc.............................  11,503    118,711
*   Emerson Radio Corp................................  37,654     36,524
*   Entercom Communications Corp. Class A.............  35,561    373,035
    Entravision Communications Corp. Class A.......... 112,884    842,115
    Escalade, Inc.....................................  10,576    127,970

                                     1528

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   Ethan Allen Interiors, Inc........................  49,978 $1,334,413
#*  EVINE Live, Inc...................................  31,796     38,791
#   EW Scripps Co. (The) Class A...................... 155,344  2,948,429
#*  Express, Inc...................................... 164,668  2,792,769
#*  Famous Dave's of America, Inc.....................  19,657    130,916
#*  Federal-Mogul Holdings Corp.......................  23,530    112,238
*   Fiesta Restaurant Group, Inc......................  47,558  1,731,111
    Finish Line, Inc. (The) Class A...................  96,347  1,824,812
#*  Five Below, Inc...................................  14,081    496,074
    Flanigan's Enterprises, Inc.......................   1,877     39,511
    Flexsteel Industries, Inc.........................   8,083    352,580
*   Fox Factory Holding Corp..........................  17,537    259,372
*   Francesca's Holdings Corp.........................  76,834  1,400,684
#   Fred's, Inc. Class A..............................  81,823  1,350,079
#*  FTD Cos., Inc.....................................  44,580  1,101,126
*   Fuel Systems Solutions, Inc.......................  19,234     75,205
*   G-III Apparel Group, Ltd..........................  82,878  4,090,858
#*  Gaiam, Inc. Class A...............................  19,111     93,644
*   Gaming Partners International Corp................  15,986    147,071
#   Gannett Co., Inc..................................  19,924    295,672
#*  Genesco, Inc......................................  36,744  2,430,248
*   Gentherm, Inc.....................................  72,886  2,916,169
#*  Gordmans Stores, Inc..............................   9,387     23,561
#*  Grand Canyon Education, Inc.......................  69,435  2,614,228
*   Gray Television, Inc.............................. 134,064  1,762,942
*   Gray Television, Inc. Class A.....................     912     10,246
*   Green Brick Partners, Inc.........................   6,663     39,178
    Group 1 Automotive, Inc...........................  40,048  2,148,575
#   Guess?, Inc....................................... 104,294  1,933,611
    Harte-Hanks, Inc..................................  77,706    265,755
#   Haverty Furniture Cos., Inc.......................  44,570    844,601
    Haverty Furniture Cos., Inc. Class A..............     457      8,416
*   Helen of Troy, Ltd................................  45,519  4,068,033
#*  hhgregg, Inc......................................  27,843     50,674
#*  Hibbett Sports, Inc...............................  24,729    795,285
#   Hooker Furniture Corp.............................  16,492    473,485
*   Horizon Global Corp...............................  22,806    217,797
*   Houghton Mifflin Harcourt Co...................... 137,504  2,453,071
    HSN, Inc..........................................   3,000    141,180
#*  Iconix Brand Group, Inc...........................  54,888    364,456
#*  Installed Building Products, Inc..................   9,858    205,342
#   International Speedway Corp. Class A..............  42,546  1,452,520
    Interval Leisure Group, Inc.......................  66,869    787,717
*   Intrawest Resorts Holdings, Inc...................   2,044     17,190
#*  iRobot Corp.......................................  22,972    779,440
*   Isle of Capri Casinos, Inc........................  36,409    460,938
#   Jack in the Box, Inc..............................  50,226  3,899,547
#*  JAKKS Pacific, Inc................................  10,774     80,266
#*  Jamba, Inc........................................  32,557    421,288
#*  JC Penney Co., Inc................................ 105,987    769,466
    John Wiley & Sons, Inc. Class A...................  15,275    638,495
    Johnson Outdoors, Inc. Class A....................  16,903    363,415
    Journal Media Group, Inc..........................  45,837    550,961

                                     1529

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   K12, Inc..........................................  27,961 $  256,962
#   KB Home...........................................  96,431  1,047,241
    Kirkland's, Inc...................................  46,173    546,227
#*  Kona Grill, Inc...................................  11,058    179,803
*   Koss Corp.........................................     735      1,382
#*  Krispy Kreme Doughnuts, Inc....................... 137,728  2,019,092
*   La Quinta Holdings, Inc...........................  11,414    129,435
    La-Z-Boy, Inc..................................... 116,492  2,497,588
#*  Lakeland Industries, Inc..........................   6,559     84,808
    Libbey, Inc.......................................  47,888    766,208
#   Liberty Tax, Inc..................................   4,268     91,549
*   Liberty TripAdvisor Holdings, Inc. Class A........  27,314    609,922
#   Lifetime Brands, Inc..............................  27,425    328,552
#   Lithia Motors, Inc. Class A.......................  51,735  3,961,349
*   Live Nation Entertainment, Inc....................  60,797  1,380,092
*   Loral Space & Communications, Inc.................   8,532    294,781
*   Luby's, Inc.......................................  56,361    243,480
*   M/I Homes, Inc....................................  52,243    936,195
*   Malibu Boats, Inc. Class A........................   2,075     27,120
    Marcus Corp. (The)................................  41,404    784,192
    Marine Products Corp..............................  58,687    457,759
#*  MarineMax, Inc....................................  56,073    948,194
    Marriott Vacations Worldwide Corp.................  41,241  2,036,893
*   McClatchy Co. (The) Class A.......................  17,330     17,330
#   MDC Holdings, Inc.................................  82,148  1,787,540
#*  Media General, Inc................................  64,715  1,050,972
    Meredith Corp.....................................  58,099  2,458,169
*   Meritage Homes Corp...............................  45,594  1,505,058
*   Modine Manufacturing Co...........................  56,329    361,632
*   Monarch Casino & Resort, Inc......................  36,281    751,017
#   Monro Muffler Brake, Inc..........................  32,229  2,119,057
#*  Motorcar Parts of America, Inc....................  35,501  1,220,169
    Movado Group, Inc.................................  45,116  1,159,481
*   MSG Networks, Inc. Class A........................   6,900    120,681
*   Murphy USA, Inc...................................  58,483  3,383,242
    NACCO Industries, Inc. Class A....................  14,400    685,296
    Nathan's Famous, Inc..............................  14,980    804,875
    National CineMedia, Inc........................... 109,046  1,705,479
*   Nautilus, Inc.....................................  79,994  1,558,283
    New Media Investment Group, Inc...................   4,953     85,786
*   New York & Co., Inc...............................  57,478    126,452
#   New York Times Co. (The) Class A.................. 241,803  3,196,636
    Nexstar Broadcasting Group, Inc. Class A..........  38,798  1,754,058
*   Nobility Homes, Inc...............................   2,012     26,055
    Nutrisystem, Inc..................................  53,592  1,061,658
*   Office Depot, Inc................................. 836,472  4,307,831
#   Outerwall, Inc....................................  10,200    344,760
*   Overstock.com, Inc................................  23,562    279,445
    Oxford Industries, Inc............................  25,607  1,788,905
    Papa John's International, Inc....................  45,840  2,188,860
#*  Papa Murphy's Holdings, Inc.......................   3,866     36,688
#*  Penn National Gaming, Inc.........................  63,987    904,136
    Penske Automotive Group, Inc......................  41,933  1,315,438

                                     1530

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Pep Boys-Manny, Moe & Jack (The)..................  72,926 $1,348,402
*   Perfumania Holdings, Inc..........................   8,879     19,889
*   Perry Ellis International, Inc....................  38,211    726,391
#   PetMed Express, Inc...............................  50,778    915,020
    Pier 1 Imports, Inc...............................  91,827    369,145
*   Pinnacle Entertainment, Inc.......................  72,817  2,223,831
#   Pool Corp.........................................  41,444  3,502,018
*   Popeyes Louisiana Kitchen, Inc....................  27,483  1,693,777
*   RCI Hospitality Holdings, Inc.....................  19,708    162,985
*   Reading International, Inc. Class A...............  13,658    148,326
*   Reading International, Inc. Class B...............   2,340     31,941
*   Red Lion Hotels Corp..............................  22,922    129,509
*   Red Robin Gourmet Burgers, Inc....................  31,187  1,925,485
#   Regal Entertainment Group Class A................. 136,431  2,353,435
*   Regis Corp........................................  77,811  1,162,496
    Rent-A-Center, Inc................................  61,603    839,033
*   Rentrak Corp......................................   9,956    442,743
    Rocky Brands, Inc.................................   9,983    108,715
*   Ruby Tuesday, Inc.................................  66,009    359,749
    Ruth's Hospitality Group, Inc.....................  87,901  1,428,391
    Saga Communications, Inc. Class A.................  15,886    665,782
    Salem Media Group, Inc............................   8,426     32,777
#   Scholastic Corp...................................  34,145  1,172,198
#*  Scientific Games Corp. Class A....................  48,728    288,470
#*  Sears Hometown and Outlet Stores, Inc.............     720      5,011
#   SeaWorld Entertainment, Inc....................... 125,768  2,397,138
*   Select Comfort Corp...............................  89,608  1,887,144
*   Sequential Brands Group, Inc......................   3,479     22,405
*   Shiloh Industries, Inc............................  31,236    122,757
    Shoe Carnival, Inc................................  48,652  1,128,240
#*  Shutterfly, Inc...................................  68,596  2,857,023
    Sinclair Broadcast Group, Inc. Class A............  96,532  3,185,556
*   Sizmek, Inc.......................................  49,530    168,897
#*  Skechers U.S.A., Inc. Class A.....................  70,830  1,996,698
*   Skullcandy, Inc...................................  36,241    115,246
*   Skyline Corp......................................  11,206     50,427
*   Smith & Wesson Holding Corp.......................  23,603    508,881
    Sonic Automotive, Inc. Class A....................  60,497  1,035,709
#   Sonic Corp........................................ 128,846  3,785,495
#   Sotheby's.........................................  79,852  1,875,723
*   Spanish Broadcasting System, Inc. Class A.........   4,462     18,696
#   Spartan Motors, Inc...............................  31,278     90,706
    Speedway Motorsports, Inc.........................  46,760    882,361
*   Sportsman's Warehouse Holdings, Inc...............  18,735    245,616
#   Stage Stores, Inc.................................  44,773    371,616
    Standard Motor Products, Inc......................  57,284  2,137,266
*   Stanley Furniture Co., Inc........................   8,005     19,212
*   Starz Class A.....................................   4,207    119,605
#   Stein Mart, Inc...................................  76,380    562,157
*   Steven Madden, Ltd................................  82,515  2,664,409
*   Stoneridge, Inc...................................  69,986    791,542
#   Strattec Security Corp............................   5,703    273,573
#*  Strayer Education, Inc............................  18,810  1,004,266

                                     1531

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
    Sturm Ruger & Co., Inc............................  31,391 $  1,847,360
    Superior Industries International, Inc............  45,688      841,116
    Superior Uniform Group, Inc.......................  18,072      322,224
*   Sypris Solutions, Inc.............................  25,625       24,859
*   Systemax, Inc.....................................  66,100      561,850
    Tailored Brands, Inc..............................  68,686      941,685
*   Tandy Leather Factory, Inc........................  22,365      162,594
#*  Taylor Morrison Home Corp. Class A................  36,368      438,234
#*  Tempur Sealy International, Inc...................  16,600    1,001,644
*   Tenneco, Inc......................................  56,484    2,158,254
    Texas Roadhouse, Inc.............................. 103,127    3,798,167
    Thor Industries, Inc..............................  81,561    4,276,243
#*  Tile Shop Holdings, Inc...........................   4,897       73,994
#   Time, Inc.........................................  48,411      726,165
*   TopBuild Corp.....................................   1,521       40,732
    Tower International, Inc..........................  39,117      900,473
#*  Town Sports International Holdings, Inc...........  24,154       29,468
*   Trans World Entertainment Corp....................  15,000       49,200
*   TRI Pointe Group, Inc............................. 141,763    1,494,182
#*  Tuesday Morning Corp..............................  62,219      346,560
#*  Tumi Holdings, Inc................................  80,872    1,398,277
#   Tupperware Brands Corp............................  13,916      646,120
*   UCP, Inc. Class A.................................   3,195       18,914
*   Unifi, Inc........................................  37,068      884,813
#*  Universal Electronics, Inc........................  27,988    1,403,598
    Universal Technical Institute, Inc................   6,500       24,895
*   US Auto Parts Network, Inc........................  16,516       45,419
    Vail Resorts, Inc.................................  41,800    5,225,000
*   Vera Bradley, Inc.................................  20,418      301,778
*   Vista Outdoor, Inc................................  56,493    2,723,528
#*  Vitamin Shoppe, Inc...............................  34,917    1,062,524
#*  VOXX International Corp...........................  30,048      128,906
*   WCI Communities, Inc..............................   5,996      125,556
#   Wendy's Co. (The)................................. 299,439    3,063,261
*   West Marine, Inc..................................  48,991      405,156
    Weyco Group, Inc..................................  10,727      287,484
#*  William Lyon Homes Class A........................  13,545      147,099
    Winmark Corp......................................   8,419      794,417
#   Winnebago Industries, Inc.........................  48,808      859,509
    Wolverine World Wide, Inc......................... 132,641    2,242,959
#*  Zagg, Inc.........................................  56,654      522,350
#*  Zumiez, Inc.......................................  33,787      611,883
                                                               ------------
Total Consumer Discretionary..........................          322,219,961
                                                               ------------
Consumer Staples -- (4.0%)
    Alico, Inc........................................   7,814      237,311
*   Alliance One International, Inc...................   2,961       28,840
    Andersons, Inc. (The).............................  36,662    1,074,563
#   B&G Foods, Inc....................................  81,354    2,962,913
#*  Boston Beer Co., Inc. (The) Class A...............   8,600    1,541,550
*   Bridgford Foods Corp..............................   6,838       59,559
#   Cal-Maine Foods, Inc..............................  61,231    3,090,329
#   Calavo Growers, Inc...............................  28,073    1,452,778

                                     1532

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Staples -- (Continued)
    Casey's General Stores, Inc.......................  41,226 $4,977,627
*   CCA Industries, Inc...............................  12,833     43,504
*   Central Garden & Pet Co...........................  27,336    368,763
*   Central Garden & Pet Co. Class A..................  76,906  1,062,841
#*  Chefs' Warehouse, Inc. (The)......................  20,332    267,366
#   Coca-Cola Bottling Co. Consolidated...............  12,876  2,264,888
#*  Craft Brew Alliance, Inc..........................  43,879    376,043
*   Darling Ingredients, Inc.......................... 144,415  1,298,291
#   Dean Foods Co..................................... 174,725  3,491,005
*   Diamond Foods, Inc................................  39,195  1,438,457
#*  Elizabeth Arden, Inc..............................   3,396     27,168
#*  Farmer Brothers Co................................  26,804    747,027
#   Fresh Del Monte Produce, Inc......................  91,010  3,714,118
#   Golden Enterprises, Inc...........................   3,061     14,356
*   HRG Group, Inc....................................  81,668    991,450
#   Ingles Markets, Inc. Class A......................  31,886  1,223,147
    Inter Parfums, Inc................................  63,168  1,696,061
#*  Inventure Foods, Inc..............................   3,653     20,530
    J&J Snack Foods Corp..............................  26,004  2,807,912
    John B. Sanfilippo & Son, Inc.....................  18,497  1,109,635
    Lancaster Colony Corp.............................  25,029  2,544,949
*   Landec Corp.......................................  62,762    755,027
#*  Lifevantage Corp..................................   3,000     25,110
*   Lifeway Foods, Inc................................  28,187    361,357
    Limoneira Co......................................     483      6,076
*   Mannatech, Inc....................................     840     14,784
    Medifast, Inc.....................................  34,611  1,004,757
#   MGP Ingredients, Inc..............................  41,536    929,576
#*  National Beverage Corp............................  81,150  3,354,741
*   Natural Alternatives International, Inc...........  14,504    115,307
#*  Natural Grocers by Vitamin Cottage, Inc...........   3,047     54,876
    Nature's Sunshine Products, Inc...................   2,185     18,747
#   Nu Skin Enterprises, Inc. Class A.................  12,563    397,619
*   Nutraceutical International Corp..................  26,269    622,575
    Oil-Dri Corp. of America..........................  12,831    481,163
*   Omega Protein Corp................................  49,304  1,113,777
#   Orchids Paper Products Co.........................  14,323    422,529
*   Post Holdings, Inc................................  82,864  4,847,544
#   PriceSmart, Inc...................................  42,197  3,230,602
*   Primo Water Corp..................................  11,055    103,033
*   Revlon, Inc. Class A..............................  77,452  2,302,648
    Rocky Mountain Chocolate Factory, Inc.............   9,933    103,899
#   Sanderson Farms, Inc..............................  32,064  2,604,238
*   Seaboard Corp.....................................      99    284,823
*   Seneca Foods Corp. Class A........................  20,571    568,377
*   Seneca Foods Corp. Class B........................   1,443     46,219
    Snyder's-Lance, Inc...............................  99,256  3,133,512
    SpartanNash Co....................................  76,960  1,579,219
*   SUPERVALU, Inc.................................... 260,886  1,187,031
*   Tofutti Brands, Inc...............................   7,749     25,959
#   Tootsie Roll Industries, Inc......................  34,996  1,148,569
*   TreeHouse Foods, Inc..............................  50,410  4,000,538
#*  United Natural Foods, Inc.........................  11,925    417,614

                                     1533

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    United-Guardian, Inc..............................  13,162 $   262,845
#   Universal Corp....................................  33,750   1,847,137
*   USANA Health Sciences, Inc........................  26,952   3,420,209
    Vector Group, Ltd................................. 111,196   2,593,091
    Village Super Market, Inc. Class A................   9,854     258,766
    WD-40 Co..........................................  17,475   1,805,167
    Weis Markets, Inc.................................  31,449   1,277,458
                                                               -----------
Total Consumer Staples................................          87,659,500
                                                               -----------
Energy -- (3.0%)
    Adams Resources & Energy, Inc.....................   7,953     267,778
#   Alon USA Energy, Inc.............................. 123,958   1,559,392
    Archrock, Inc.....................................  79,065     474,390
#   Atwood Oceanics, Inc..............................  37,919     232,443
*   Barnwell Industries, Inc..........................   8,064      12,983
#*  Basic Energy Services, Inc........................  46,461     106,860
#*  Bill Barrett Corp.................................  26,982      99,833
#*  Bonanza Creek Energy, Inc......................... 112,175     319,699
#   Bristow Group, Inc................................  38,152     887,416
#*  C&J Energy Services, Ltd..........................  45,306     111,453
#   California Resources Corp......................... 148,521     212,385
*   Callon Petroleum Co............................... 157,437   1,078,443
#   CARBO Ceramics, Inc...............................  18,738     310,114
*   Carrizo Oil & Gas, Inc............................ 108,518   2,944,093
#*  Clayton Williams Energy, Inc......................  17,125     294,208
#*  Clean Energy Fuels Corp...........................  63,636     170,544
#*  Cloud Peak Energy, Inc............................  13,800      20,700
*   Contango Oil & Gas Co.............................   9,060      58,075
*   Dawson Geophysical Co.............................  13,173      41,890
    Delek US Holdings, Inc............................  85,275   1,451,381
    DHT Holdings, Inc................................. 106,329     614,582
#   Diamond Offshore Drilling, Inc....................  27,686     514,683
#*  Dorian LPG, Ltd...................................   1,533      16,219
*   Dril-Quip, Inc....................................  51,459   3,017,556
#   Energy XXI, Ltd...................................  38,484      33,369
*   ENGlobal Corp.....................................  46,636      42,294
#   EnLink Midstream LLC..............................  89,120   1,127,368
*   Era Group, Inc....................................  17,656     162,082
    Evolution Petroleum Corp..........................  16,274      75,837
*   Exterran Corp.....................................  45,712     755,162
*   FieldPoint Petroleum Corp.........................   6,462       2,843
#*  Forum Energy Technologies, Inc....................  39,528     443,109
#   GasLog, Ltd.......................................  52,543     392,496
#*  Geospace Technologies Corp........................  13,874     149,978
    Green Plains, Inc.................................  69,992   1,326,348
    Gulf Island Fabrication, Inc......................  12,282     107,099
#*  Gulfmark Offshore, Inc. Class A...................   3,170      12,014
*   Gulfport Energy Corp..............................  12,319     364,026
#   Hallador Energy Co................................   2,560      12,749
#*  Harvest Natural Resources, Inc....................  29,348      15,783
*   Helix Energy Solutions Group, Inc................. 117,127     472,022
#*  HKN, Inc..........................................     853      19,193
#*  Hornbeck Offshore Services, Inc...................  39,200     318,696

                                     1534

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
#*  Key Energy Services, Inc..........................  19,192 $    6,155
#*  Kosmos Energy, Ltd................................  32,263    147,442
#*  Laredo Petroleum, Inc.............................  46,321    359,451
#*  Matador Resources Co.............................. 112,397  1,801,724
*   Matrix Service Co.................................  65,962  1,250,640
*   Mitcham Industries, Inc...........................   7,721     21,078
*   Natural Gas Services Group, Inc...................  27,719    524,443
#*  Newpark Resources, Inc............................ 152,274    741,574
#   Noble Corp. P.L.C................................. 178,562  1,390,998
#*  Nordic American Offshore, Ltd.....................     113        458
#*  Northern Oil and Gas, Inc.........................  46,277    152,714
#*  Oil States International, Inc.....................  33,306    940,228
*   Overseas Shipholding Group, Inc. Class A..........   3,171      8,467
*   Overseas Shipholding Group, Inc. Class B..........  31,716     94,831
    Panhandle Oil and Gas, Inc. Class A...............  29,766    429,523
#*  Par Pacific Holdings, Inc.........................   8,260    197,579
*   Parker Drilling Co................................ 152,042    208,298
*   Parsley Energy, Inc. Class A...................... 176,689  3,403,030
    Patterson-UTI Energy, Inc......................... 154,870  2,227,031
    PBF Energy, Inc. Class A.......................... 149,766  5,240,312
#*  PDC Energy, Inc................................... 108,505  6,170,679
*   PetroQuest Energy, Inc............................  30,350     14,265
*   PHI, Inc. Non-voting..............................  18,284    331,489
*   PHI, Inc. Voting..................................     200      3,538
*   Pioneer Energy Services Corp......................  55,374     75,862
    QEP Resources, Inc................................  51,997    666,602
*   Renewable Energy Group, Inc.......................  60,977    422,571
#*  REX American Resources Corp.......................  18,425    984,448
*   Rice Energy, Inc..................................  32,575    380,150
#*  RigNet, Inc.......................................  12,911    188,371
*   Ring Energy, Inc..................................   4,991     27,600
    Rowan Cos. P.L.C. Class A......................... 142,324  1,800,399
#   RPC, Inc.......................................... 103,642  1,292,416
#*  RSP Permian, Inc..................................  53,330  1,255,922
    Scorpio Tankers, Inc.............................. 209,367  1,277,139
#*  SEACOR Holdings, Inc..............................  19,648    904,004
    SemGroup Corp. Class A............................  42,292    936,345
#   Ship Finance International, Ltd...................  79,086  1,058,962
#   SM Energy Co......................................  29,731    415,639
#*  Stone Energy Corp.................................  62,964    193,929
#   Superior Energy Services, Inc.....................  32,796    338,127
#*  Synergy Resources Corp............................ 185,619  1,176,824
#   Teekay Corp.......................................  13,734     94,078
    Teekay Tankers, Ltd. Class A......................  85,177    389,259
#   Tesco Corp........................................  30,635    208,318
*   TETRA Technologies, Inc........................... 116,548    721,432
#   Tidewater, Inc....................................  16,185     85,942
#*  Unit Corp.........................................  17,359    181,054
#   US Silica Holdings, Inc...........................   7,707    143,736
#*  Vaalco Energy, Inc................................  12,828     18,087
#*  W&T Offshore, Inc.................................  34,763     67,788
    Western Refining, Inc............................. 111,876  3,680,720
#*  Westmoreland Coal Co..............................   3,351     18,699

                                     1535

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Willbros Group, Inc...............................  10,964 $    21,270
    World Fuel Services Corp..........................  10,400     405,080
#*  WPX Energy, Inc...................................  61,155     331,460
                                                               -----------
Total Energy..........................................          66,077,768
                                                               -----------
Financials -- (19.8%)
*   1st Constitution Bancorp..........................     170       2,065
    1st Source Corp...................................  55,678   1,682,589
    A-Mark Precious Metals, Inc.......................     900      15,237
#   Access National Corp..............................   7,530     141,639
    Alexander & Baldwin, Inc..........................  81,053   2,455,906
#*  Altisource Asset Management Corp..................   2,193      33,882
#*  Altisource Portfolio Solutions SA.................  23,871     689,872
#*  Ambac Financial Group, Inc........................  46,918     658,729
#   American Equity Investment Life Holding Co........ 137,440   2,500,034
*   American Independence Corp........................   1,081      21,717
    American National Bankshares, Inc.................   4,836     120,900
    American National Insurance Co....................   5,234     508,640
*   American River Bankshares.........................   1,668      17,114
    Ameris Bancorp....................................  61,629   1,782,927
    AMERISAFE, Inc....................................  45,008   2,295,858
    AmeriServ Financial, Inc..........................  62,491     194,972
#   AmTrust Financial Services, Inc...................  33,103   1,893,161
    Argo Group International Holdings, Ltd............  47,584   2,704,199
    Arrow Financial Corp..............................  30,081     827,829
#   Artisan Partners Asset Management, Inc. Class A...   2,916      91,271
    Aspen Insurance Holdings, Ltd..................... 110,444   5,136,750
#   Associated Banc-Corp.............................. 294,434   5,167,317
*   Associated Capital Group, Inc. Class A............   4,608     124,785
*   Asta Funding, Inc.................................  33,832     253,402
    Astoria Financial Corp............................ 171,851   2,600,106
    Atlantic American Corp............................   4,900      21,364
*   Atlantic Coast Financial Corp.....................   2,377      13,192
*   Atlanticus Holdings Corp..........................  19,846      60,133
*   Atlas Financial Holdings, Inc.....................   1,900      33,098
    Auburn National Bancorporation, Inc...............     300       8,154
#*  AV Homes, Inc.....................................   9,668      98,807
    Baldwin & Lyons, Inc. Class A.....................     550      13,118
    Baldwin & Lyons, Inc. Class B.....................  18,373     454,364
#   Banc of California, Inc...........................  15,737     237,629
    BancFirst Corp....................................  21,645   1,210,821
*   Bancorp, Inc. (The)...............................  55,286     248,787
    BancorpSouth, Inc................................. 172,465   3,601,069
    Bank Mutual Corp..................................  33,824     266,533
    Bank of Commerce Holdings.........................     400       2,356
#   Bank of Hawaii Corp...............................  77,207   4,627,016
#   Bank of Marin Bancorp.............................   1,028      55,491
    Bank of the Ozarks, Inc...........................  96,918   4,297,344
    BankFinancial Corp................................  31,569     387,352
    Banner Corp.......................................  47,446   1,969,009
#   Bar Harbor Bankshares.............................   6,345     220,172
    BBCN Bancorp, Inc................................. 137,841   2,095,183
#*  BBX Capital Corp. Class A.........................     232       3,111

                                     1536

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    BCB Bancorp, Inc..................................   3,171 $   33,200
*   Bear State Financial, Inc.........................     439      3,885
*   Beneficial Bancorp, Inc...........................  95,280  1,233,876
    Berkshire Bancorp, Inc............................     150      1,163
    Berkshire Hills Bancorp, Inc......................  44,532  1,237,099
    BGC Partners, Inc. Class A........................ 233,242  2,134,164
    BNC Bancorp.......................................   6,089    141,387
#*  BofI Holding, Inc................................. 104,916  1,800,359
#   Boston Private Financial Holdings, Inc............ 191,899  1,986,155
#   Bridge Bancorp, Inc...............................   3,288     95,714
    Brookline Bancorp, Inc............................ 132,821  1,482,282
    Bryn Mawr Bank Corp...............................  27,745    727,751
*   BSB Bancorp, Inc..................................     501     11,072
    C&F Financial Corp................................     384     14,688
#   Calamos Asset Management, Inc. Class A............  29,630    284,152
    California First National Bancorp.................   3,097     42,305
#   Camden National Corp..............................  12,552    526,807
    Cape Bancorp, Inc.................................   2,957     39,180
    Capital Bank Financial Corp. Class A..............  16,543    503,734
    Capital City Bank Group, Inc......................   9,087    128,581
*   Capital Properties, Inc. Class A..................     550      5,775
    Capitol Federal Financial, Inc.................... 238,874  2,930,984
    Cardinal Financial Corp...........................  72,600  1,384,482
*   Cascade Bancorp...................................  63,778    344,401
#   Cash America International, Inc...................  54,688  1,637,359
    Cathay General Bancorp............................ 161,692  4,527,376
    CenterState Banks, Inc............................  45,486    645,446
    Central Pacific Financial Corp....................  30,557    640,169
    Century Bancorp, Inc. Class A.....................   1,209     48,965
    Charter Financial Corp............................   6,556     88,113
    Chemical Financial Corp...........................  39,379  1,254,615
    Chicopee Bancorp, Inc.............................   2,287     41,166
#   Citizens & Northern Corp..........................   2,220     44,733
    Citizens Community Bancorp, Inc...................  17,782    162,527
    Citizens Holding Co...............................     592     13,681
#*  Citizens, Inc..................................... 100,100    648,648
    City Holding Co...................................  36,845  1,638,129
    CKX Lands, Inc....................................     702      6,774
    Clifton Bancorp, Inc..............................  53,560    772,871
#   CNB Financial Corp................................  10,688    194,415
#   CNO Financial Group, Inc.......................... 336,171  5,849,375
    CoBiz Financial, Inc..............................  90,061    989,770
    Codorus Valley Bancorp, Inc.......................   1,825     37,285
    Cohen & Steers, Inc...............................   4,311    130,278
*   Colony Bankcorp, Inc..............................   1,629     15,166
    Columbia Banking System, Inc...................... 108,910  3,227,003
    Commercial National Financial Corp................     700     14,700
    Community Bank System, Inc........................  67,280  2,532,419
#   Community Trust Bancorp, Inc......................  42,011  1,463,663
    Community West Bancshares.........................   1,200      8,424
    ConnectOne Bancorp, Inc...........................  37,010    615,476
#   Consolidated-Tomoka Land Co.......................  13,475    625,914
*   Consumer Portfolio Services, Inc..................  43,017    190,995

                                     1537

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  Cowen Group, Inc. Class A......................... 226,061 $  646,534
    Crawford & Co. Class A............................  62,652    276,295
#   Crawford & Co. Class B............................  49,714    226,199
#*  Credit Acceptance Corp............................   4,645    831,269
*   CU Bancorp........................................     526     12,019
*   Customers Bancorp, Inc............................  24,531    615,728
#   CVB Financial Corp................................ 183,749  2,813,197
#   Diamond Hill Investment Group, Inc................   6,604  1,116,406
    Dime Community Bancshares, Inc....................  76,658  1,317,751
    Donegal Group, Inc. Class A.......................  42,554    600,437
    Donegal Group, Inc. Class B.......................     870     13,442
#*  Eagle Bancorp, Inc................................  12,086    570,943
    Eastern Virginia Bankshares, Inc..................     822      5,532
#*  eHealth, Inc......................................  44,212    463,784
    EMC Insurance Group, Inc..........................  42,825    996,110
#*  Emergent Capital, Inc.............................   1,624      7,146
    Employers Holdings, Inc...........................  54,960  1,369,054
#*  Encore Capital Group, Inc.........................  43,194    990,006
    Endurance Specialty Holdings, Ltd................. 121,838  7,545,427
*   Enova International, Inc..........................  31,344    174,586
*   Enstar Group, Ltd.................................  16,091  2,567,319
#   Enterprise Bancorp, Inc...........................   2,244     53,160
    Enterprise Financial Services Corp................  37,667  1,069,366
    ESSA Bancorp, Inc.................................  11,338    153,176
    Evans Bancorp, Inc................................   1,635     40,793
#   EverBank Financial Corp........................... 129,837  1,826,807
    Evercore Partners, Inc. Class A...................  39,579  1,787,783
#*  Ezcorp, Inc. Class A..............................  43,828    133,237
#*  Farmers Capital Bank Corp.........................   2,243     60,539
    FBL Financial Group, Inc. Class A.................  40,672  2,483,432
#   Federal Agricultural Mortgage Corp. Class A.......   1,115     29,826
    Federal Agricultural Mortgage Corp. Class C.......  23,362    761,835
    Federated Investors, Inc. Class B.................  65,759  1,663,045
    Federated National Holding Co.....................  26,636    658,975
    Fidelity Southern Corp............................  18,306    289,235
    Financial Institutions, Inc.......................  26,721    733,491
*   First Acceptance Corp............................. 115,914    237,624
    First American Financial Corp..................... 120,655  4,146,912
*   First BanCorp(318672706)..........................  92,151    239,593
    First Bancorp(318910106)..........................  18,060    338,625
    First Bancorp, Inc................................   5,940    113,513
    First Bancshares, Inc. (The)......................     300      5,145
    First Busey Corp..................................  49,828    918,330
    First Business Financial Services, Inc............   1,400     32,144
#*  First Cash Financial Services, Inc................  35,962  1,276,651
    First Citizens BancShares, Inc. Class A...........   4,345  1,069,131
    First Commonwealth Financial Corp................. 158,595  1,384,534
    First Community Bancshares, Inc...................  37,579    697,090
    First Connecticut Bancorp., Inc...................   2,967     48,273
    First Defiance Financial Corp.....................  24,297    945,882
    First Federal of Northern Michigan Bancorp, Inc...   2,000     12,400
    First Financial Bancorp........................... 102,695  1,643,120
#   First Financial Bankshares, Inc...................  62,558  1,634,015

                                     1538

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    First Financial Corp..............................  25,478 $  842,048
    First Financial Northwest, Inc....................  33,971    459,628
#   First Horizon National Corp....................... 285,059  3,628,801
    First Interstate BancSystem, Inc. Class A.........  36,356    979,794
    First Merchants Corp..............................  71,810  1,641,577
    First Midwest Bancorp, Inc........................ 143,072  2,493,745
*   First NBC Bank Holding Co.........................  13,366    419,559
    First Niagara Financial Group, Inc................ 248,404  2,431,875
    First of Long Island Corp. (The)..................     941     27,317
    First South Bancorp, Inc..........................   4,756     39,713
*   First United Corp.................................   1,700     16,456
    FirstMerit Corp................................... 191,608  3,713,363
*   Flagstar Bancorp, Inc.............................  45,594    850,328
    Flushing Financial Corp...........................  75,448  1,659,856
#   FNB Corp.......................................... 335,151  4,038,570
#*  Forestar Group, Inc...............................  39,279    356,653
    Fox Chase Bancorp, Inc............................  33,410    653,834
*   FRP Holdings, Inc.................................  15,659    475,407
    Fulton Financial Corp............................. 322,255  4,140,977
#   Gain Capital Holdings, Inc........................  50,905    354,299
    GAMCO Investors, Inc. Class A.....................   4,608    134,001
#   German American Bancorp, Inc......................  29,938    952,627
    Glacier Bancorp, Inc.............................. 132,652  3,129,261
*   Global Indemnity P.L.C............................  23,251    699,158
    Great Southern Bancorp, Inc.......................  30,592  1,213,585
#*  Green Dot Corp. Class A...........................  65,251  1,159,510
#   Greenhill & Co., Inc..............................  21,434    509,701
*   Greenlight Capital Re, Ltd. Class A...............  37,150    721,453
    Griffin Industrial Realty, Inc....................   3,886     93,419
    Guaranty Bancorp..................................  18,072    284,815
    Guaranty Federal Bancshares, Inc..................   2,022     30,532
*   Hallmark Financial Services, Inc..................  34,269    373,532
#   Hancock Holding Co................................  89,012  2,132,728
    Hanmi Financial Corp..............................  80,861  1,754,684
    Hanover Insurance Group, Inc. (The)...............  63,118  5,143,486
    Harleysville Savings Financial Corp...............     101      1,843
    Hawthorn Bancshares, Inc..........................   1,880     28,726
#   HCI Group, Inc....................................  32,112  1,067,724
    Heartland Financial USA, Inc......................  35,926  1,075,984
    Heritage Commerce Corp............................  28,037    275,043
    Heritage Financial Corp...........................  35,011    634,049
    Heritage Oaks Bancorp.............................   1,500     11,550
    HF Financial Corp.................................   2,659     46,187
*   HFF, Inc. Class A.................................  61,259  1,750,170
*   Hilltop Holdings, Inc............................. 158,593  2,532,730
#   Hingham Institution for Savings...................     559     68,763
*   HMN Financial, Inc................................   2,746     31,634
    Home Bancorp, Inc.................................   1,082     27,602
    Home BancShares, Inc.............................. 117,838  4,561,509
*   HomeStreet, Inc...................................  19,536    400,097
*   HomeTrust Bancshares, Inc.........................   5,482    101,417
    HopFed Bancorp, Inc...............................   5,577     63,968
    Horace Mann Educators Corp........................  77,779  2,389,371

                                     1539

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Horizon Bancorp...................................   4,175 $  107,172
    Iberiabank Corp...................................  73,207  3,502,955
    Independence Holding Co...........................  14,440    221,510
    Independent Bank Corp.(453836108).................  41,100  1,878,681
#   Independent Bank Corp.(453838609).................  21,971    332,641
    Independent Bank Group, Inc.......................   3,564    106,599
    Infinity Property & Casualty Corp.................  17,124  1,359,474
    Interactive Brokers Group, Inc. Class A........... 101,363  3,270,984
    International Bancshares Corp.....................  99,068  2,297,387
*   INTL. FCStone, Inc................................  33,417    942,025
    Investment Technology Group, Inc..................  50,219    864,269
    Investors Title Co................................   1,371    118,592
    Janus Capital Group, Inc.......................... 197,324  2,484,309
*   KCG Holdings, Inc. Class A........................  61,129    624,738
    Kearny Financial Corp.............................  84,032  1,015,947
    Kemper Corp.......................................  84,651  2,925,539
    Kennedy-Wilson Holdings, Inc......................  80,525  1,633,047
    Kentucky First Federal Bancorp....................   3,402     31,639
#*  Ladenburg Thalmann Financial Services, Inc........  41,777     98,176
    Lake Shore Bancorp, Inc...........................     338      4,536
    Lake Sunapee Bank Group...........................   2,734     37,565
    Lakeland Bancorp, Inc.............................  73,196    820,527
    Lakeland Financial Corp...........................  40,295  1,764,518
    Landmark Bancorp, Inc.............................   2,712     67,637
    LegacyTexas Financial Group, Inc..................  85,389  1,667,647
#*  LendingTree, Inc..................................  16,526  1,217,801
    Macatawa Bank Corp................................  45,865    268,769
    Mackinac Financial Corp...........................   7,750     81,375
*   Magyar Bancorp, Inc...............................     809      7,928
#   Maiden Holdings, Ltd.............................. 129,486  1,657,421
#   MainSource Financial Group, Inc...................  45,181  1,002,115
    Manning & Napier, Inc.............................   8,300     68,392
*   Marcus & Millichap, Inc...........................   3,592     84,915
    MarketAxess Holdings, Inc.........................  48,452  5,631,576
    Marlin Business Services Corp.....................  30,229    473,688
#   MB Financial, Inc................................. 131,678  4,097,819
#*  MBIA, Inc......................................... 195,999  1,305,353
*   MBT Financial Corp................................   3,735     30,478
#   Mercantile Bank Corp..............................  12,831    286,773
    Merchants Bancshares, Inc.........................  14,947    435,107
#   Mercury General Corp..............................  71,834  3,335,253
    Meridian Bancorp, Inc.............................  83,747  1,176,645
    Meta Financial Group, Inc.........................   5,184    224,778
    Metro Bancorp, Inc................................  33,736    962,151
*   MGIC Investment Corp.............................. 216,764  1,434,978
    MidSouth Bancorp, Inc.............................  11,937     91,796
    MidWestOne Financial Group, Inc...................   4,319    121,580
    Moelis & Co. Class A..............................     496     12,618
    MutualFirst Financial, Inc........................   5,459    136,038
    National Bank Holdings Corp. Class A..............  26,731    526,333
#   National Bankshares, Inc..........................     300     10,377
    National General Holdings Corp....................  27,407    542,385
    National Interstate Corp..........................  37,492    919,679

                                     1540

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    National Penn Bancshares, Inc..................... 255,480 $2,912,472
    National Security Group, Inc. (The)...............   1,000     15,040
    National Western Life Group, Inc. Class A.........   1,800    415,314
#*  Nationstar Mortgage Holdings, Inc.................     658      6,646
*   Navigators Group, Inc. (The)......................  21,435  1,877,920
    NBT Bancorp, Inc..................................  58,981  1,527,608
    Nelnet, Inc. Class A..............................  59,149  1,920,568
    NewBridge Bancorp.................................  24,373    275,902
*   NewStar Financial, Inc............................ 112,087    858,586
*   Nicholas Financial, Inc...........................   1,591     16,467
*   NMI Holdings, Inc. Class A........................   4,452     23,373
    Northeast Community Bancorp, Inc..................  33,757    232,923
    Northfield Bancorp, Inc...........................  78,040  1,208,059
    Northrim BanCorp, Inc.............................   5,677    131,195
    Northwest Bancshares, Inc......................... 164,679  2,070,015
    Norwood Financial Corp............................     633     17,572
    Ocean Shore Holding Co............................     205      3,684
    OceanFirst Financial Corp.........................  42,221    748,156
    OFG Bancorp.......................................  50,685    284,850
    Ohio Valley Banc Corp.............................     600     13,938
    Old Line Bancshares, Inc..........................     391      6,819
    Old National Bancorp.............................. 199,189  2,454,008
*   Old Second Bancorp, Inc...........................  10,484     74,541
    OneBeacon Insurance Group, Ltd. Class A...........  39,102    502,070
#   Oppenheimer Holdings, Inc. Class A................   6,114     93,728
    Opus Bank.........................................   1,465     48,330
    Oritani Financial Corp............................  82,720  1,383,078
    Pacific Continental Corp..........................  40,343    651,136
*   Pacific Mercantile Bancorp........................  21,505    150,105
*   Pacific Premier Bancorp, Inc......................  19,016    390,398
#   PacWest Bancorp...................................  44,968  1,650,775
    Park National Corp................................  15,289  1,347,114
    Park Sterling Corp................................  45,291    331,530
    Peapack Gladstone Financial Corp..................   8,007    172,631
#   Penns Woods Bancorp, Inc..........................   3,062    120,459
*   PennyMac Financial Services, Inc. Class A.........     630      7,503
    Peoples Bancorp of North Carolina, Inc............     986     18,892
#   Peoples Bancorp, Inc..............................  16,850    289,146
*   PHH Corp..........................................  56,830    697,872
*   Phoenix Cos., Inc. (The)..........................   3,700    135,975
*   PICO Holdings, Inc................................  21,913    192,396
    Pinnacle Financial Partners, Inc..................  76,811  3,829,028
*   Piper Jaffray Cos.................................  17,595    598,230
    Popular, Inc......................................  58,785  1,477,855
#*  PRA Group, Inc....................................  56,103  1,669,064
    Preferred Bank....................................   9,942    323,115
    Premier Financial Bancorp, Inc....................   7,377    112,942
#   Primerica, Inc....................................  85,405  3,844,079
    PrivateBancorp, Inc............................... 130,534  4,911,994
    ProAssurance Corp.................................  66,665  3,341,250
#   Prosperity Bancshares, Inc........................   8,768    371,763
    Provident Financial Holdings, Inc.................   3,948     69,011
#   Provident Financial Services, Inc.................  98,410  1,932,772

                                     1541

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Prudential Bancorp, Inc...........................   1,711 $   26,726
    Pulaski Financial Corp............................  10,509    149,438
    Pzena Investment Management, Inc. Class A.........  18,833    145,014
    QC Holdings, Inc..................................  11,794      7,430
#   Radian Group, Inc................................. 324,032  3,259,762
*   Regional Management Corp..........................   4,871     64,589
    RenaissanceRe Holdings, Ltd.......................  22,144  2,494,522
    Renasant Corp.....................................  78,372  2,488,311
    Republic Bancorp, Inc. Class A....................  38,176  1,019,681
#*  Republic First Bancorp, Inc.......................  13,084     53,906
    Resource America, Inc. Class A....................  24,524    106,925
    Riverview Bancorp, Inc............................   6,295     27,194
#   RLI Corp..........................................  70,858  4,201,879
*   Royal Bancshares of Pennsylvania, Inc. Class A....  11,622     24,058
#   S&T Bancorp, Inc..................................  61,185  1,652,607
#*  Safeguard Scientifics, Inc........................  50,075    650,975
    Safety Insurance Group, Inc.......................  33,272  1,877,206
    Salisbury Bancorp, Inc............................     276      8,145
    Sandy Spring Bancorp, Inc.........................  56,056  1,491,090
#*  Seacoast Banking Corp. of Florida.................  20,249    300,090
*   Security National Financial Corp. Class A.........   3,166     17,507
*   Select Bancorp, Inc...............................   1,478     12,031
    Selective Insurance Group, Inc....................  77,245  2,418,541
    ServisFirst Bancshares, Inc.......................   2,075     83,145
    Shore Bancshares, Inc.............................   2,555     29,178
    SI Financial Group, Inc...........................  34,659    483,840
*   Siebert Financial Corp............................   7,500      8,700
    Sierra Bancorp....................................  19,374    352,607
    Silvercrest Asset Management Group, Inc. Class A..   1,000     10,770
#   Simmons First National Corp. Class A..............  42,274  1,873,161
    South State Corp..................................  44,862  2,999,025
*   Southern First Bancshares, Inc....................   2,435     55,153
    Southern Missouri Bancorp, Inc....................     800     19,000
#   Southern National Bancorp of Virginia, Inc........     342      4,477
    Southside Bancshares, Inc.........................  62,457  1,407,156
    Southwest Bancorp, Inc............................  39,847    667,039
    Southwest Georgia Financial Corp..................   1,439     21,125
    StanCorp Financial Group, Inc.....................  65,152  7,470,328
    State Auto Financial Corp.........................  33,371    728,489
    State Bank Financial Corp.........................  13,201    254,251
    Sterling Bancorp.................................. 179,631  2,822,003
    Stewart Information Services Corp.................  40,713  1,443,683
#*  Stifel Financial Corp.............................  65,436  2,189,489
    Stock Yards Bancorp, Inc..........................  29,595  1,156,573
*   Stratus Properties, Inc...........................  11,662    278,489
    Suffolk Bancorp...................................  17,676    494,751
    Summit State Bank.................................     800     11,016
*   Sun Bancorp, Inc..................................  12,015    252,075
    Sussex Bancorp....................................   1,111     14,221
    Symetra Financial Corp............................ 175,375  5,615,507
    Synovus Financial Corp............................  47,535  1,451,244
    Talmer Bancorp, Inc. Class A......................  15,256    245,011
    TCF Financial Corp................................ 287,338  3,450,929

                                     1542

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
*   Tejon Ranch Co....................................  33,100 $    647,436
    Territorial Bancorp, Inc..........................  18,609      495,930
*   Texas Capital Bancshares, Inc.....................  82,386    2,941,180
    Timberland Bancorp, Inc...........................   7,280       90,927
#   Tompkins Financial Corp...........................  26,611    1,490,748
    Towne Bank........................................  41,383      789,174
#   Trico Bancshares..................................  34,902      890,350
#*  TriState Capital Holdings, Inc....................   4,271       50,825
#   TrustCo Bank Corp. NY............................. 211,333    1,162,332
    Trustmark Corp.................................... 137,901    2,984,178
    UMB Financial Corp................................  64,887    3,043,200
#   Umpqua Holdings Corp.............................. 151,578    2,194,849
*   Unico American Corp...............................   4,300       44,204
    Union Bankshares Corp.............................  92,172    2,117,191
    United Bancshares, Inc............................     110        1,817
#   United Bankshares, Inc............................ 121,967    4,095,652
    United Community Banks, Inc.......................  79,436    1,434,614
    United Community Financial Corp...................  34,354      210,590
    United Financial Bancorp, Inc..................... 147,770    1,669,801
    United Fire Group, Inc............................  35,514    1,371,906
#   United Insurance Holdings Corp....................  22,706      352,624
*   United Security Bancshares........................   6,906       35,980
    Unity Bancorp, Inc................................   6,362       73,354
#   Universal Insurance Holdings, Inc.................  95,055    1,781,331
    Univest Corp. of Pennsylvania.....................  19,759      388,857
    Validus Holdings, Ltd.............................   8,280      366,307
#   Valley National Bancorp........................... 319,136    2,808,397
    Value Line, Inc...................................   4,536       76,114
#   Virtus Investment Partners, Inc...................  11,998    1,055,824
    VSB Bancorp, Inc..................................     478        5,836
*   Walker & Dunlop, Inc..............................  53,374    1,278,841
    Washington Federal, Inc........................... 166,115    3,546,555
#   Washington Trust Bancorp, Inc.....................  37,010    1,460,415
    Waterstone Financial, Inc.........................  82,974    1,149,190
    Wayne Savings Bancshares, Inc.....................     132        1,659
    Webster Financial Corp............................ 144,207    4,783,346
    WesBanco, Inc.....................................  66,703    1,935,721
    West BanCorp, Inc.................................  39,760      715,680
#   Westamerica Bancorporation........................  36,473    1,592,776
*   Western Alliance Bancorp.......................... 163,870    5,338,885
    Westfield Financial, Inc..........................  22,034      175,831
    Westwood Holdings Group, Inc......................  14,454      685,120
    Wilshire Bancorp, Inc............................. 187,313    1,983,645
    Wintrust Financial Corp...........................  93,419    3,932,006
#   WisdomTree Investments, Inc....................... 145,834    1,750,008
*   World Acceptance Corp.............................  21,517      622,702
    WSFS Financial Corp...............................  24,620      715,457
    WVS Financial Corp................................     700        8,057
#   Yadkin Financial Corp.............................   6,643      154,383
                                                               ------------
Total Financials......................................          436,249,179
                                                               ------------
Health Care -- (8.5%)
#   Abaxis, Inc.......................................  20,277      883,063

                                     1543

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
#   Aceto Corp........................................  70,011 $1,599,751
*   Acorda Therapeutics, Inc..........................  28,629  1,054,120
*   Adamas Pharmaceuticals, Inc.......................   3,672     62,938
#   Adcare Health Systems, Inc........................   1,300      2,847
#*  Addus HomeCare Corp...............................  23,575    500,026
#*  Advaxis, Inc......................................   6,664     45,448
#*  Affymetrix, Inc................................... 186,852  2,621,534
#*  Air Methods Corp..................................  71,850  2,797,839
#*  Akorn, Inc........................................  44,725  1,162,403
#*  Albany Molecular Research, Inc....................  84,130  1,373,002
*   Alere, Inc........................................  40,491  1,506,265
*   Alliance HealthCare Services, Inc.................   8,794     65,779
*   Allscripts Healthcare Solutions, Inc.............. 351,457  4,843,077
*   Almost Family, Inc................................  16,204    619,641
*   Alphatec Holdings, Inc............................  89,321     37,917
*   AMAG Pharmaceuticals, Inc.........................  18,629    426,790
#*  Amedisys, Inc.....................................  64,588  2,309,021
*   AMN Healthcare Services, Inc......................  86,819  2,445,691
*   Amphastar Pharmaceuticals, Inc....................   2,754     33,186
*   Amsurg Corp.......................................  71,995  5,269,314
#*  Anacor Pharmaceuticals, Inc.......................   2,760    207,359
#   Analogic Corp.....................................  22,277  1,650,057
*   AngioDynamics, Inc................................  56,468    639,218
*   Anika Therapeutics, Inc...........................  38,035  1,430,877
*   Arrhythmia Research Technology, Inc...............   6,700     29,078
*   Assembly Biosciences, Inc.........................   2,702     13,834
#   Atrion Corp.......................................   3,399  1,276,392
#*  BioScrip, Inc.....................................  49,383     88,396
*   BioSpecifics Technologies Corp....................   8,554    326,592
*   BioTelemetry, Inc.................................  60,872    574,632
*   Bovie Medical Corp................................  18,586     40,889
#*  Cambrex Corp......................................  72,842  2,523,247
    Cantel Medical Corp...............................  83,217  4,940,593
#*  Capital Senior Living Corp........................  75,382  1,381,752
    Catalyst Biosciences, Inc.........................     590      1,304
*   Charles River Laboratories International, Inc.....  70,800  5,255,484
    Chemed Corp.......................................  23,651  3,318,708
#   Computer Programs & Systems, Inc..................  14,301    751,232
*   Concert Pharmaceuticals, Inc......................  18,416    281,212
    CONMED Corp.......................................  45,317  1,674,010
*   Corvel Corp.......................................  44,234  2,017,955
*   Cross Country Healthcare, Inc.....................  55,302    796,349
#   CryoLife, Inc.....................................  75,867    745,773
*   Cumberland Pharmaceuticals, Inc...................  43,160    214,074
*   Cutera, Inc.......................................  35,410    398,008
*   Cynosure, Inc. Class A............................  45,467  1,645,905
#*  Depomed, Inc......................................  43,350    664,989
    Digirad Corp......................................  38,425    190,972
*   Emergent Biosolutions, Inc........................  71,805  2,628,063
    Ensign Group, Inc. (The)..........................  86,718  1,946,819
*   Enzo Biochem, Inc.................................  64,715    306,749
*   Exactech, Inc.....................................  29,065    581,591
#*  ExamWorks Group, Inc..............................  36,009    988,807

                                     1544

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
*           Five Star Quality Care, Inc.....................  68,444 $  173,848
#*          Fluidigm Corp...................................  16,055    107,729
#*          Genesis Healthcare, Inc.........................  16,676     30,017
#*          Globus Medical, Inc. Class A.................... 100,118  2,497,944
*           Greatbatch, Inc.................................  61,421  2,371,465
*           Haemonetics Corp................................  61,105  1,933,362
#*          Halyard Health, Inc.............................  20,173    500,290
*           Hanger, Inc.....................................  39,017    526,339
*           Harvard Bioscience, Inc.........................  68,472    203,362
*           Health Net, Inc.................................  96,107  6,364,206
*           HealthStream, Inc...............................  59,755  1,308,635
*           Healthways, Inc.................................  68,220    802,267
            Hill-Rom Holdings, Inc..........................  87,572  4,280,519
*           HMS Holdings Corp...............................  66,987    807,193
*           Icad, Inc.......................................   2,400     10,848
*           ICU Medical, Inc................................  25,867  2,489,699
#*          Idera Pharmaceuticals, Inc......................  16,789     32,571
*           Ignyta, Inc.....................................   2,777     27,714
*           Impax Laboratories, Inc......................... 107,250  4,018,657
#*          InfuSystems Holdings, Inc.......................   3,700     10,360
#*          Inovio Pharmaceuticals, Inc.....................  12,483     83,386
#*          Insys Therapeutics, Inc.........................  34,000    589,900
*           Integra LifeSciences Holdings Corp..............  57,119  3,509,963
*           Interpace Diagnostics Group, Inc................  33,451      9,032
            Invacare Corp...................................  39,741    612,409
*           Iridex Corp.....................................  11,951    115,088
*           Juniper Pharmaceuticals, Inc....................   4,251     33,753
*           Karyopharm Therapeutics, Inc....................   4,609     28,668
            Kewaunee Scientific Corp........................   2,000     33,680
#           Kindred Healthcare, Inc......................... 105,492  1,019,053
            Landauer, Inc...................................  10,211    312,865
#*          Lannett Co., Inc................................  69,926  1,783,812
            LeMaitre Vascular, Inc..........................  36,572    533,951
*           LHC Group, Inc..................................  32,478  1,231,566
*           LifePoint Health, Inc...........................  34,497  2,407,546
#*          Ligand Pharmaceuticals, Inc.....................  27,605  2,759,672
#*          Lipocine, Inc...................................  15,402    139,542
*           LivaNova P.L.C..................................  27,950  1,564,641
#*          Luminex Corp....................................  39,456    757,161
*           Magellan Health, Inc............................  41,634  2,373,138
*           Masimo Corp.....................................  56,906  2,091,295
(degrees)*  Medcath Corp....................................  41,900         --
#*          Medicines Co. (The)............................. 124,873  4,315,611
*           MediciNova, Inc.................................  10,669     42,996
#           Meridian Bioscience, Inc........................  64,370  1,239,123
*           Merit Medical Systems, Inc......................  78,906  1,305,894
*           Misonix, Inc....................................   1,809     13,893
#*          Molina Healthcare, Inc..........................  72,840  3,999,644
*           Myriad Genetics, Inc............................  97,907  3,815,436
            National HealthCare Corp........................  22,690  1,432,874
            National Research Corp. Class A.................  35,889    541,565
            National Research Corp. Class B.................   5,881    197,660
*           Natus Medical, Inc..............................  81,179  2,863,995

                                     1545

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Neogen Corp.......................................  39,215 $  2,046,239
#*  NuVasive, Inc.....................................  68,798    3,172,964
*   Omnicell, Inc.....................................  93,919    2,628,793
#*  OraSure Technologies, Inc.........................  51,569      282,082
*   Orthofix International NV.........................  33,375    1,317,311
#   Owens & Minor, Inc................................ 115,152    3,990,017
#*  PAREXEL International Corp........................  71,310    4,560,988
    PDL BioPharma, Inc................................ 116,390      365,465
#*  Pernix Therapeutics Holdings, Inc.................   4,466        9,736
*   PharMerica Corp...................................  58,383    1,733,391
#*  Pozen, Inc........................................  32,829      215,030
*   Prestige Brands Holdings, Inc..................... 110,081    5,138,581
#*  Progenics Pharmaceuticals, Inc....................  37,511      156,421
#*  Providence Service Corp. (The)....................  33,131    1,471,016
#*  pSivida Corp......................................   1,119        3,816
    Quality Systems, Inc..............................  40,100      525,711
#*  Quidel Corp.......................................  56,818      968,179
*   RadNet, Inc.......................................  72,814      435,428
*   Repligen Corp.....................................  70,302    1,557,189
*   Rigel Pharmaceuticals, Inc........................ 111,270      305,993
*   RTI Surgical, Inc................................. 126,607      406,408
*   Sagent Pharmaceuticals, Inc.......................  39,011      589,456
*   SciClone Pharmaceuticals, Inc..................... 141,394    1,129,738
#*  SeaSpine Holdings Corp............................  16,173      233,862
    Select Medical Holdings Corp...................... 183,153    1,745,448
    Simulations Plus, Inc.............................   4,596       51,062
    Span-America Medical Systems, Inc.................   5,507      106,285
#*  Spectrum Pharmaceuticals, Inc.....................  56,682      281,143
#*  Sucampo Pharmaceuticals, Inc. Class A.............  64,097      810,827
*   Surgical Care Affiliates, Inc.....................  23,938    1,021,434
*   SurModics, Inc....................................  42,438      846,638
*   Symmetry Surgical, Inc............................  21,650      190,953
#*  Tonix Pharmaceuticals Holding Corp................   7,452       36,068
#*  Triple-S Management Corp. Class B.................  36,746      819,068
    Universal American Corp........................... 123,870      782,858
    US Physical Therapy, Inc..........................  29,093    1,488,107
#   Utah Medical Products, Inc........................   8,858      499,325
*   Vascular Solutions, Inc...........................  36,394      995,740
#*  Vital Therapies, Inc..............................   3,800       34,770
*   WellCare Health Plans, Inc........................  34,000    2,583,320
#   West Pharmaceutical Services, Inc.................  15,800      904,076
*   Wright Medical Group NV...........................  21,207      423,080
                                                               ------------
Total Health Care.....................................          186,310,425
                                                               ------------
Industrials -- (15.2%)
#   AAON, Inc......................................... 102,100    2,198,213
    AAR Corp..........................................  61,984    1,302,284
    ABM Industries, Inc............................... 105,080    3,155,552
#   Acacia Research Corp..............................  40,041      149,753
*   ACCO Brands Corp.................................. 157,717      957,342
    Acme United Corp..................................   9,349      129,484
#   Actuant Corp. Class A.............................  92,351    2,149,931
#*  Advisory Board Co. (The)..........................  58,786    2,690,635

                                     1546

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Aegion Corp.......................................  68,967 $1,243,475
*   AeroCentury Corp..................................     761      8,234
#*  Aerojet Rocketdyne Holdings, Inc.................. 102,089  1,679,364
#*  Aerovironment, Inc................................  35,108    895,605
    Air Lease Corp....................................  10,664    274,705
*   Air Transport Services Group, Inc................. 123,338  1,200,079
    Alamo Group, Inc..................................  26,675  1,414,575
    Albany International Corp. Class A................  43,611  1,479,285
    Allegiant Travel Co...............................  23,627  3,791,425
    Allied Motion Technologies, Inc...................  10,686    208,804
    Altra Industrial Motion Corp......................  65,956  1,481,372
    AMERCO............................................  15,314  5,614,878
*   Ameresco, Inc. Class A............................   2,977     16,225
    American Railcar Industries, Inc..................  53,313  2,420,410
#   American Science & Engineering, Inc...............  10,456    375,266
*   American Woodmark Corp............................  32,851  2,266,719
*   AMREP Corp........................................   2,776     10,882
    Apogee Enterprises, Inc...........................  71,177  2,831,421
#   Applied Industrial Technologies, Inc..............  61,112  2,349,145
*   ARC Document Solutions, Inc.......................  56,363    207,979
    ArcBest Corp......................................  53,407  1,096,446
    Argan, Inc........................................  29,608    891,793
#*  Armstrong World Industries, Inc...................  64,806  2,506,696
    Astec Industries, Inc.............................  34,511  1,287,260
*   Astronics Corp....................................  24,715    796,812
*   Astronics Corp. Class B...........................  16,052    520,486
*   Atlas Air Worldwide Holdings, Inc.................  28,213  1,036,263
    AZZ, Inc..........................................  43,542  2,241,542
*   Babcock & Wilcox Enterprises, Inc.................  17,935    370,358
    Barnes Group, Inc.................................  89,005  2,893,553
#   Barrett Business Services, Inc....................   5,696    223,112
*   Beacon Roofing Supply, Inc........................  91,472  3,704,616
*   Blount International, Inc.........................  88,141    819,711
*   BlueLinx Holdings, Inc............................  43,700     17,043
*   BMC Stock Holdings, Inc...........................   9,208    132,319
    Brady Corp. Class A...............................  53,643  1,203,749
#   Briggs & Stratton Corp............................  78,708  1,547,399
    Brink's Co. (The).................................  60,744  1,785,874
#*  Builders FirstSource, Inc.........................  41,898    336,441
    BWX Technologies, Inc............................. 102,985  3,083,371
*   CAI International, Inc............................  37,454    234,087
*   Casella Waste Systems, Inc. Class A...............  89,862    534,679
*   CBIZ, Inc......................................... 114,558  1,157,036
    CDI Corp..........................................  20,169    103,669
    CEB, Inc..........................................  33,037  1,948,522
    CECO Environmental Corp...........................  40,059    312,460
    Celadon Group, Inc................................  43,650    346,581
#*  Chart Industries, Inc.............................  25,840    418,866
    Chicago Rivet & Machine Co........................     700     16,824
    CIRCOR International, Inc.........................  27,785    986,090
#   CLARCOR, Inc......................................  54,209  2,540,234
#*  Clean Harbors, Inc................................  23,457  1,039,380
    Columbus McKinnon Corp............................  43,089    616,173

                                     1547

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Comfort Systems USA, Inc..........................  81,966 $2,322,916
#*  Command Security Corp.............................  15,882     39,546
*   Commercial Vehicle Group, Inc.....................  34,302    106,336
    Compx International, Inc..........................   2,107     21,281
*   Continental Building Products, Inc................  34,176    510,589
*   Continental Materials Corp........................     135      1,432
#   Covanta Holding Corp.............................. 158,155  2,236,312
*   Covenant Transportation Group, Inc. Class A.......  27,300    533,169
*   CPI Aerostructures, Inc...........................  14,926    130,752
*   CRA International, Inc............................  22,109    411,891
    Crane Co..........................................  31,263  1,493,121
    Cubic Corp........................................  35,974  1,437,521
    Curtiss-Wright Corp...............................  57,577  3,972,813
#   Deluxe Corp.......................................  69,066  3,860,789
*   DigitalGlobe, Inc.................................  81,980  1,073,938
    Douglas Dynamics, Inc.............................  49,881    990,637
*   Ducommun, Inc.....................................  20,354    301,239
*   DXP Enterprises, Inc..............................  31,485    493,685
*   Dycom Industries, Inc.............................  72,056  4,774,431
    Dynamic Materials Corp............................  13,446     82,155
    Eastern Co. (The).................................   4,559     75,725
#*  Echo Global Logistics, Inc........................  44,246    973,854
    Ecology and Environment, Inc. Class A.............     920      9,136
    EMCOR Group, Inc.................................. 113,450  5,184,665
    Encore Wire Corp..................................  41,411  1,540,903
#*  Energy Recovery, Inc..............................  52,288    324,186
    EnerSys...........................................  68,976  3,340,508
    Engility Holdings, Inc............................   7,252     97,975
    Ennis, Inc........................................  54,205  1,082,474
#   EnPro Industries, Inc.............................  41,842  1,860,714
    EnviroStar, Inc...................................     837      3,248
    ESCO Technologies, Inc............................  37,397  1,287,579
    Espey Manufacturing & Electronics Corp............   5,593    137,588
    Essendant, Inc....................................  60,072  1,793,750
*   Esterline Technologies Corp.......................  48,126  3,787,997
#*  ExOne Co. (The)...................................     600      4,572
    Exponent, Inc.....................................  41,202  2,114,075
    Federal Signal Corp............................... 148,867  2,201,743
    Forward Air Corp..................................  34,406  1,484,963
*   Franklin Covey Co.................................  41,060    727,173
#   Franklin Electric Co., Inc........................  68,182  1,860,005
    FreightCar America, Inc...........................  24,294    462,801
*   FTI Consulting, Inc...............................  68,376  2,317,263
*   Fuel Tech, Inc....................................  30,604     55,087
*   Furmanite Corp....................................  79,194    414,977
    G&K Services, Inc. Class A........................  33,391  2,149,713
#   GATX Corp.........................................  48,828  2,000,971
#*  Genco Shipping & Trading, Ltd.....................   5,704      5,761
*   Gencor Industries, Inc............................  10,941    128,994
#*  Generac Holdings, Inc.............................  47,280  1,343,698
    General Cable Corp................................  55,869    654,785
*   Gibraltar Industries, Inc.........................  65,935  1,400,459
    Global Brass & Copper Holdings, Inc...............  43,317    897,095

                                     1548

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#   Gorman-Rupp Co. (The).............................  35,697 $  907,418
*   GP Strategies Corp................................  44,418  1,074,471
    Graham Corp.......................................  19,937    344,910
    Granite Construction, Inc.........................  61,471  2,374,625
*   Great Lakes Dredge & Dock Corp.................... 104,612    359,865
#   Greenbrier Cos., Inc. (The).......................  60,056  1,553,048
#   Griffon Corp......................................  91,355  1,386,769
#   H&E Equipment Services, Inc.......................  77,349    901,116
    Hardinge, Inc.....................................  17,812    157,280
    Harsco Corp.......................................  52,172    335,988
*   Hawaiian Holdings, Inc............................ 137,064  4,826,023
#   Healthcare Services Group, Inc....................  52,321  1,850,594
#   Heartland Express, Inc............................ 120,527  2,067,038
    HEICO Corp........................................  31,479  1,753,380
#   HEICO Corp. Class A...............................  43,519  2,019,282
    Heidrick & Struggles International, Inc...........  39,264  1,034,999
*   Heritage-Crystal Clean, Inc.......................   1,472     14,043
    Herman Miller, Inc................................  84,012  2,152,387
*   Hill International, Inc...........................  24,935     84,280
    Hillenbrand, Inc..................................  77,974  2,111,536
    HNI Corp..........................................  49,554  1,685,827
    Houston Wire & Cable Co...........................   4,468     24,619
*   Hub Group, Inc. Class A...........................  69,570  2,119,798
*   Hudson Global, Inc................................  26,007     70,219
#*  Hudson Technologies, Inc..........................  17,970     53,371
    Hurco Cos., Inc...................................  16,988    458,676
*   Huron Consulting Group, Inc.......................  37,025  2,077,473
    Hyster-Yale Materials Handling, Inc...............  22,582  1,172,909
*   ICF International, Inc............................  44,438  1,520,224
#*  InnerWorkings, Inc................................  53,735    379,369
*   Innovative Solutions & Support, Inc...............  19,757     52,158
    Insperity, Inc....................................  28,515  1,281,179
    Insteel Industries, Inc...........................  33,274    815,546
*   Integrated Electrical Services, Inc...............  17,521    214,983
    Interface, Inc.................................... 122,955  2,076,710
#*  Intersections, Inc................................  17,187     44,514
*   JetBlue Airways Corp.............................. 324,746  6,920,337
    John Bean Technologies Corp.......................  62,171  2,848,053
    Kadant, Inc.......................................  23,091    896,162
#   Kaman Corp........................................  39,267  1,564,397
    KBR, Inc.......................................... 153,107  2,183,306
    Kelly Services, Inc. Class A......................  38,362    636,042
    Kennametal, Inc...................................  91,685  1,622,824
*   Key Technology, Inc...............................  12,633     91,589
    Kforce, Inc.......................................  80,120  1,786,676
    Kimball International, Inc. Class B...............  69,730    672,197
#*  KLX, Inc..........................................   6,797    198,676
#   Knight Transportation, Inc........................ 159,597  3,905,339
    Knoll, Inc........................................  64,123  1,176,657
    Korn/Ferry International..........................  95,666  2,947,469
#*  Kratos Defense & Security Solutions, Inc..........  65,481    208,884
#   Landstar System, Inc..............................  45,016  2,584,369
#*  Lawson Products, Inc..............................  14,484    280,700

                                     1549

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#*  Layne Christensen Co..............................   3,514 $   17,992
#   Lindsay Corp......................................  14,054    988,558
*   LMI Aerospace, Inc................................   8,960     88,435
    LS Starrett Co. (The) Class A.....................   5,520     53,158
    LSI Industries, Inc...............................  39,146    451,745
*   Lydall, Inc.......................................  40,300  1,138,475
    Manitowoc Co., Inc. (The)......................... 160,050  2,519,187
#   Marten Transport, Ltd.............................  79,149  1,328,120
#*  MasTec, Inc....................................... 114,165  1,762,708
    Matson, Inc.......................................  73,401  2,966,134
    Matthews International Corp. Class A..............  56,057  2,797,805
    McGrath RentCorp..................................  31,476    768,329
#*  Meritor, Inc...................................... 161,950  1,106,118
*   MFRI, Inc.........................................  11,947     76,461
    Miller Industries, Inc............................  28,045    602,687
*   Mistras Group, Inc................................  40,956    925,196
#   Mobile Mini, Inc..................................  72,636  1,882,725
*   Moog, Inc. Class A................................  52,461  2,430,518
*   Moog, Inc. Class B................................     488     21,984
*   MRC Global, Inc...................................  40,202    404,030
    MSA Safety, Inc...................................  44,387  1,899,764
    Mueller Industries, Inc...........................  97,911  2,491,835
    Mueller Water Products, Inc. Class A.............. 218,949  1,797,571
    Multi-Color Corp..................................  32,495  2,048,160
*   MYR Group, Inc....................................  49,036    981,210
    National Presto Industries, Inc...................   7,876    622,913
*   Navigant Consulting, Inc..........................  77,996  1,231,557
*   NCI Building Systems, Inc.........................  17,046    176,937
*   NL Industries, Inc................................ 109,437    227,629
    NN, Inc...........................................  44,380    537,886
#*  Nortek, Inc.......................................     344     13,413
*   Northwest Pipe Co.................................  10,880    104,122
*   NV5 Global, Inc...................................   4,684     88,902
    Omega Flex, Inc...................................  20,621    610,382
*   On Assignment, Inc................................ 101,799  3,934,531
    Orbital ATK, Inc..................................  17,526  1,581,371
#*  Orion Energy Systems, Inc.........................  18,929     38,426
#*  Orion Marine Group, Inc...........................  28,209    101,834
    Oshkosh Corp......................................   5,954    196,065
*   PAM Transportation Services, Inc..................  16,373    422,915
    Park-Ohio Holdings Corp...........................  31,470    897,839
*   Patrick Industries, Inc...........................  34,912  1,220,174
#*  Patriot Transportation Holding, Inc...............   5,218    116,674
#*  PGT, Inc.......................................... 114,940  1,126,412
*   Ply Gem Holdings, Inc.............................  20,628    205,661
    Powell Industries, Inc............................  27,318    684,043
#*  Power Solutions International, Inc................     464      5,545
*   PowerSecure International, Inc....................  40,151    440,858
    Preformed Line Products Co........................   4,200    158,844
#   Primoris Services Corp............................  74,513  1,519,320
    Providence and Worcester Railroad Co..............   1,886     24,518
    Quad/Graphics, Inc................................  13,907    140,183
    Quanex Building Products Corp.....................  66,078  1,223,104

                                     1550

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Radiant Logistics, Inc............................  21,425 $   70,917
#   Raven Industries, Inc.............................  65,620    984,956
#*  RBC Bearings, Inc.................................  30,823  1,828,729
    RCM Technologies, Inc.............................  22,513    111,890
    Regal Beloit Corp.................................   8,360    469,916
*   Republic Airways Holdings, Inc....................  45,694     97,328
    Resources Connection, Inc.........................  91,168  1,377,548
*   Rexnord Corp......................................  99,167  1,623,364
*   Roadrunner Transportation Systems, Inc............  35,192    278,721
*   RPX Corp..........................................  56,400    653,112
#   RR Donnelley & Sons Co............................  88,457  1,235,744
#*  Rush Enterprises, Inc. Class A....................  44,647    852,758
*   Rush Enterprises, Inc. Class B....................  18,930    355,505
*   Saia, Inc.........................................  61,297  1,311,143
    Servotronics, Inc.................................   4,083     30,520
*   SIFCO Industries, Inc.............................  11,271     87,350
    Simpson Manufacturing Co., Inc....................  89,882  2,932,850
    SkyWest, Inc......................................  58,064    872,121
*   SL Industries, Inc................................  14,437    433,110
*   SP Plus Corp......................................  27,963    627,769
*   Sparton Corp......................................  25,636    439,401
    Standex International Corp........................  32,398  2,339,784
    Steelcase, Inc. Class A........................... 164,056  2,093,355
*   Sterling Construction Co., Inc....................  14,271     76,778
#   Sun Hydraulics Corp...............................  39,087    995,155
    Supreme Industries, Inc. Class A..................   6,592     38,365
#*  Swift Transportation Co...........................  91,199  1,487,456
    TAL International Group, Inc......................  54,651    616,463
#*  Taser International, Inc.......................... 117,616  1,810,110
#*  Team, Inc.........................................  41,632    999,168
#*  Teledyne Technologies, Inc........................  14,770  1,200,062
    Tennant Co........................................  22,536  1,219,423
    Terex Corp........................................  78,600  1,760,640
    Tetra Tech, Inc................................... 107,483  2,847,225
#   Textainer Group Holdings, Ltd.....................  44,141    470,102
*   Thermon Group Holdings, Inc.......................  34,071    573,074
    Timken Co. (The)..................................  51,101  1,356,732
#   Titan International, Inc..........................  57,267    171,801
#*  Titan Machinery, Inc..............................  20,226    171,719
    Toro Co. (The)....................................   7,915    589,826
*   TRC Cos., Inc.....................................  52,505    463,619
#*  Trex Co., Inc.....................................  29,232  1,097,954
*   TriMas Corp.......................................  57,015    985,789
#   Triumph Group, Inc................................  35,894    915,297
*   TrueBlue, Inc.....................................  72,527  1,656,517
#*  Tutor Perini Corp.................................  71,882    949,561
    Twin Disc, Inc....................................  18,414    210,656
*   Ultralife Corp....................................  13,852     77,987
    UniFirst Corp.....................................  27,864  2,934,079
    Universal Forest Products, Inc....................  30,181  2,079,169
    Universal Truckload Services, Inc.................  24,733    319,303
#   US Ecology, Inc...................................  44,741  1,519,852
*   USA Truck, Inc....................................  22,813    368,886

                                     1551

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
    Valmont Industries, Inc...........................  22,898 $  2,440,698
*   Vectrus, Inc......................................   3,101       61,276
#*  Veritiv Corp......................................   4,054      125,066
*   Versar, Inc.......................................  13,985       36,361
    Viad Corp.........................................  43,595    1,284,745
#*  Vicor Corp........................................  24,406      205,010
*   Virco Manufacturing Corp..........................   6,861       21,269
*   Volt Information Sciences, Inc....................   6,104       46,818
#   VSE Corp..........................................   8,148      488,880
#*  Wabash National Corp.............................. 100,657    1,113,266
    Watsco, Inc. Class B..............................   1,348      156,725
#   Watts Water Technologies, Inc. Class A............  48,698    2,399,350
#   Werner Enterprises, Inc........................... 129,369    3,124,261
#*  Wesco Aircraft Holdings, Inc......................  58,528      660,781
#*  WESCO International, Inc..........................   5,030      203,111
    West Corp.........................................  43,446      786,807
*   Willdan Group, Inc................................   7,195       61,589
*   Willis Lease Finance Corp.........................  11,622      205,826
#   Woodward, Inc.....................................  51,226    2,366,129
*   Xerium Technologies, Inc..........................   6,819       61,235
#*  XPO Logistics, Inc................................  46,793    1,069,220
#*  YRC Worldwide, Inc................................  46,115      476,829
                                                               ------------
Total Industrials.....................................          335,318,655
                                                               ------------
Information Technology -- (14.5%)
*   ACI Worldwide, Inc................................ 131,762    2,358,540
*   Actua Corp........................................  81,802      773,847
*   Acxiom Corp....................................... 130,214    2,435,002
*   ADDvantage Technologies Group, Inc................     924        1,617
    ADTRAN, Inc.......................................  54,486      989,466
*   Advanced Energy Industries, Inc...................  84,045    2,359,984
*   Agilysys, Inc.....................................  35,749      353,915
#*  Alliance Fiber Optic Products, Inc................  28,957      416,112
*   Alpha & Omega Semiconductor, Ltd..................   9,405       89,818
    American Software, Inc. Class A...................  55,346      538,517
*   Amkor Technology, Inc............................. 181,319    1,113,299
*   Amtech Systems, Inc...............................  19,414      110,077
*   Anixter International, Inc........................  32,927    1,627,911
#*  ARRIS International P.L.C.........................   8,928      227,396
#*  Aspen Technology, Inc.............................  18,271      592,711
    Astro-Med, Inc....................................   5,157       80,913
*   AVG Technologies NV...............................  55,298    1,043,473
*   Aviat Networks, Inc...............................  13,482        9,939
#*  Avid Technology, Inc..............................  42,457      301,445
    AVX Corp..........................................  39,050      448,294
*   Aware, Inc........................................  31,813       94,167
*   Axcelis Technologies, Inc......................... 164,292      430,445
*   AXT, Inc..........................................  69,496      174,435
#   Badger Meter, Inc.................................  31,786    1,774,612
*   Bankrate, Inc.....................................  37,517      429,195
#*  Barracuda Networks, Inc...........................  19,249      203,654
#   Bel Fuse, Inc. Class A............................   3,112       42,603
    Bel Fuse, Inc. Class B............................  12,225      185,453

                                     1552

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Belden, Inc.......................................  43,692 $1,866,522
*   Benchmark Electronics, Inc........................  66,556  1,397,676
    Black Box Corp....................................  15,848    120,762
    Blackbaud, Inc....................................  53,593  3,294,898
#*  Blackhawk Network Holdings, Inc...................  76,389  2,879,101
#*  Blucora, Inc......................................  98,115    846,732
#*  Bottomline Technologies de, Inc...................  37,887  1,091,903
#*  Brightcove, Inc...................................   5,662     31,368
#*  BroadSoft, Inc....................................   5,752    196,776
*   BroadVision, Inc..................................   4,587     25,917
    Brooks Automation, Inc............................ 110,737  1,055,324
*   BSQUARE Corp......................................  22,650    139,298
*   Cabot Microelectronics Corp.......................  46,058  1,871,797
*   CACI International, Inc. Class A..................  38,166  3,170,450
*   CalAmp Corp.......................................  89,314  1,518,338
*   Calix, Inc........................................  61,918    475,530
#*  Cardtronics, Inc..................................  44,602  1,374,188
*   Cascade Microtech, Inc............................  24,650    390,703
#   Cass Information Systems, Inc.....................  23,268  1,184,341
*   Ceva, Inc.........................................  37,919    877,825
    Checkpoint Systems, Inc...........................  40,838    264,630
*   CIBER, Inc........................................  92,762    301,477
#*  Ciena Corp........................................ 190,546  3,386,002
#*  Cimpress NV.......................................  36,971  2,902,963
#*  Cirrus Logic, Inc................................. 125,945  4,372,810
#*  Clearfield, Inc...................................  30,926    457,705
#   Cognex Corp.......................................  74,527  2,403,496
*   Coherent, Inc.....................................  33,866  2,616,826
    Cohu, Inc.........................................  39,297    475,887
    Communications Systems, Inc.......................  19,815    143,064
*   CommVault Systems, Inc............................   8,290    311,041
    Computer Task Group, Inc..........................  28,282    167,147
    Comtech Telecommunications Corp...................  23,764    463,873
    Concurrent Computer Corp..........................  10,672     54,000
*   Constant Contact, Inc.............................  53,345  1,686,236
    Convergys Corp.................................... 170,395  4,164,454
*   CoreLogic, Inc.................................... 106,141  3,789,234
*   Covisint Corp.....................................  17,280     36,461
*   Cray, Inc.........................................  93,041  3,664,885
*   Cree, Inc.........................................  11,267    315,814
#   CSG Systems International, Inc....................  71,089  2,483,850
    CSP, Inc..........................................   1,770      9,912
#   CTS Corp..........................................  68,434  1,077,836
*   CyberOptics Corp..................................  19,769    172,979
#   Cypress Semiconductor Corp........................ 233,093  1,832,111
#   Daktronics, Inc...................................  84,044    674,873
*   Datalink Corp.....................................  44,686    320,846
*   Datawatch Corp....................................   2,100      8,631
*   Demand Media, Inc.................................  34,731    175,044
#*  Determine, Inc....................................   1,042      2,532
*   DHI Group, Inc.................................... 110,294  1,026,837
#   Diebold, Inc......................................  52,906  1,466,554
*   Digi International, Inc...........................  39,512    360,349

                                     1553

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
#*  Digimarc Corp.....................................   4,760 $  170,313
*   Diodes, Inc.......................................  53,868  1,030,495
*   DSP Group, Inc....................................  52,899    506,243
*   DTS, Inc..........................................  39,711    884,761
    EarthLink Holdings Corp........................... 203,537  1,204,939
#   Ebix, Inc.........................................  42,888  1,463,339
*   Edgewater Technology, Inc.........................  10,739     83,657
#   Electro Rent Corp.................................  28,442    248,583
*   Electro Scientific Industries, Inc................   9,442     57,030
*   Electronics for Imaging, Inc......................  66,927  2,769,439
#*  Ellie Mae, Inc....................................  22,063  1,540,659
#*  eMagin Corp.......................................  18,056     24,556
*   Emcore Corp.......................................  36,583    221,693
#*  EnerNOC, Inc......................................  37,166    195,122
*   Entegris, Inc..................................... 223,804  2,609,555
*   Envestnet, Inc....................................  21,270    498,782
*   EPAM Systems, Inc.................................  39,497  2,958,325
    Epiq Systems, Inc.................................  66,890    837,463
*   ePlus, Inc........................................  19,530  1,849,686
*   Euronet Worldwide, Inc............................  57,470  4,584,382
*   Everi Holdings, Inc...............................  88,715    249,289
*   Everyday Health, Inc..............................   4,690     21,574
    Evolving Systems, Inc.............................   1,888     10,025
*   Exar Corp......................................... 106,170    583,935
*   ExlService Holdings, Inc..........................  38,784  1,693,309
*   Extreme Networks, Inc............................. 159,840    441,158
*   Fabrinet..........................................  46,867  1,167,457
    Fair Isaac Corp...................................  47,990  4,586,404
*   Fairchild Semiconductor International, Inc........ 219,234  4,492,105
#*  FARO Technologies, Inc............................  32,318    829,603
#   FEI Co............................................   1,700    123,165
#*  Finisar Corp...................................... 111,988  1,422,248
*   FormFactor, Inc...................................  84,904    705,552
    Forrester Research, Inc...........................  35,124  1,122,914
*   Frequency Electronics, Inc........................  18,265    162,193
*   GigOptix, Inc.....................................  16,122     50,301
    GlobalScape, Inc..................................  12,700     43,180
#*  GrubHub, Inc......................................  29,954    564,633
*   GSE Systems, Inc..................................  28,150     59,397
*   GSI Group, Inc....................................  65,199    805,860
*   GSI Technology, Inc...............................  38,850    134,033
#*  GTT Communications, Inc...........................  26,469    394,123
    Hackett Group, Inc. (The).........................  96,523  1,425,645
#*  Harmonic, Inc..................................... 147,900    488,070
#   Harris Corp.......................................   5,722    497,642
    Heartland Payment Systems, Inc....................  47,898  4,410,448
*   Higher One Holdings, Inc..........................   1,678      5,856
#*  Hutchinson Technology, Inc........................  28,499    105,446
#*  ID Systems, Inc...................................  17,982     72,108
*   IEC Electronics Corp..............................  12,004     40,454
*   II-VI, Inc........................................  70,886  1,474,429
*   Image Sensing Systems, Inc........................   3,500     11,200
#*  Imation Corp......................................  28,813     24,194

                                     1554

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Immersion Corp....................................  22,956 $  194,667
#*  Infinera Corp.....................................  76,400  1,170,448
*   Innodata, Inc.....................................  45,079    108,640
*   Inphi Corp........................................  31,556    875,679
*   Insight Enterprises, Inc..........................  61,539  1,454,167
*   Integrated Device Technology, Inc................. 216,250  5,510,050
#   InterDigital, Inc.................................  49,707  2,238,803
*   Internap Corp..................................... 124,537    480,713
    Intersil Corp. Class A............................ 206,754  2,687,802
*   Intevac, Inc......................................  14,418     64,449
*   IntraLinks Holdings, Inc..........................  75,661    609,828
*   IntriCon Corp.....................................  16,201    121,184
*   Inuvo, Inc........................................  22,409     52,661
*   Iteris, Inc.......................................  41,957     89,368
#*  Itron, Inc........................................  38,977  1,284,682
*   Ixia.............................................. 135,619  1,297,874
    IXYS Corp.........................................  67,866    809,641
    j2 Global, Inc....................................  52,240  3,787,922
*   Kemet Corp........................................   5,780      8,554
*   Key Tronic Corp...................................  23,300    176,614
*   Kimball Electronics, Inc..........................  52,116    523,245
#*  Knowles Corp......................................  26,378    358,741
#*  Kopin Corp........................................ 115,530    222,973
*   Kulicke & Soffa Industries, Inc................... 123,276  1,247,553
*   KVH Industries, Inc...............................  35,503    342,604
#*  Lattice Semiconductor Corp........................ 253,404  1,231,543
    Lexmark International, Inc. Class A...............  74,985  2,115,327
*   LGL Group, Inc. (The).............................   1,474      5,351
*   Limelight Networks, Inc........................... 154,369    192,961
*   Lionbridge Technologies, Inc...................... 101,464    469,778
*   Liquidity Services, Inc...........................  12,871     83,790
    Littelfuse, Inc...................................  29,200  2,975,480
*   LoJack Corp.......................................  35,423    189,867
#*  M/A-COM Technology Solutions Holdings, Inc........  32,156  1,238,006
*   Manhattan Associates, Inc......................... 103,202  5,949,595
    ManTech International Corp. Class A...............  35,854  1,033,671
    Marchex, Inc. Class B.............................  19,022     72,664
*   Mattersight Corp..................................   8,111     44,286
*   Mattson Technology, Inc...........................  66,111    230,727
    MAXIMUS, Inc......................................   8,797    469,496
*   MaxLinear, Inc. Class A...........................  29,847    459,047
#*  Maxwell Technologies, Inc.........................  32,591    227,159
*   MeetMe, Inc.......................................   2,142      6,833
    Mentor Graphics Corp.............................. 201,971  3,510,256
*   Mercury Systems, Inc..............................  64,744  1,235,963
#   Mesa Laboratories, Inc............................   6,345    659,880
    Methode Electronics, Inc..........................  97,435  2,539,156
*   Microsemi Corp.................................... 141,539  4,486,786
*   MicroStrategy, Inc. Class A.......................   3,200    552,032
    MKS Instruments, Inc..............................  99,223  3,516,463
    MOCON, Inc........................................  11,568    151,657
#*  ModusLink Global Solutions, Inc...................  61,099    131,363
*   MoneyGram International, Inc......................  19,318    102,385

                                     1555

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Monolithic Power Systems, Inc.....................  67,412 $4,217,969
    Monotype Imaging Holdings, Inc....................  71,866  1,792,338
#*  Monster Worldwide, Inc............................ 114,932    573,511
#   MTS Systems Corp..................................  22,955  1,225,797
*   Multi-Fineline Electronix, Inc....................  33,128    554,231
#*  Nanometrics, Inc..................................  40,128    567,009
*   NAPCO Security Technologies, Inc..................  24,639    134,283
    NCI, Inc. Class A.................................   7,049     88,958
*   NeoPhotonics Corp.................................  21,289    190,962
#*  NETGEAR, Inc......................................  60,312  2,253,859
*   NetScout Systems, Inc.............................  74,333  1,601,876
*   Newport Corp......................................  69,913  1,064,775
    NIC, Inc..........................................  29,701    587,783
#*  Novatel Wireless, Inc.............................  12,348     13,336
#*  Numerex Corp. Class A.............................  25,228    156,918
    NVE Corp..........................................   1,185     58,776
#*  Onvia, Inc........................................   3,803     13,234
    Optical Cable Corp................................  17,561     42,146
*   OSI Systems, Inc..................................  37,310  2,045,334
*   PAR Technology Corp...............................   9,176     53,404
    Park Electrochemical Corp.........................  21,130    343,996
#*  Paycom Software, Inc..............................  57,850  1,744,178
    PC Connection, Inc................................  61,775  1,394,262
    PC-Tel, Inc.......................................  25,090    120,181
*   PCM, Inc..........................................  28,324    233,673
*   PDF Solutions, Inc................................  51,186    554,344
    Pegasystems, Inc..................................  45,428  1,067,558
*   Perceptron, Inc...................................  24,048    158,717
*   Perficient, Inc...................................  76,927  1,465,459
*   PFSweb, Inc.......................................  23,290    288,330
*   Photronics, Inc................................... 150,307  1,794,666
*   Planet Payment, Inc...............................  21,669     62,623
    Plantronics, Inc..................................  47,493  2,129,111
*   Plexus Corp.......................................  53,558  1,871,852
*   Polycom, Inc...................................... 219,893  2,240,710
    Power Integrations, Inc...........................  32,553  1,534,223
*   PRGX Global, Inc..................................  10,132     38,502
*   Progress Software Corp............................  90,334  2,338,747
#   QAD, Inc. Class A.................................  25,004    462,824
    QAD, Inc. Class B.................................   4,173     64,765
*   QLogic Corp....................................... 127,005  1,628,204
*   Qualstar Corp.....................................  12,400      8,556
#*  QuinStreet, Inc...................................  17,123     65,239
*   Qumu Corp.........................................  17,188     53,798
#*  Rambus, Inc....................................... 135,419  1,657,529
*   RealD, Inc........................................  17,462    181,430
*   RealNetworks, Inc.................................  58,241    210,832
    Reis, Inc.........................................  17,553    395,820
*   Relm Wireless Corp................................  29,676    116,923
*   RetailMeNot, Inc..................................  27,328    248,685
#   RF Industries, Ltd................................   9,264     38,260
    Richardson Electronics, Ltd.......................  17,100     88,065
*   Rofin-Sinar Technologies, Inc.....................  41,245  1,051,335

                                     1556

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Rogers Corp.......................................  27,924 $1,325,552
*   Rosetta Stone, Inc................................   9,240     61,538
*   Rovi Corp.........................................  90,866  1,768,252
#*  Ruckus Wireless, Inc..............................  41,859    352,034
*   Rudolph Technologies, Inc.........................  71,086    910,612
*   Sanmina Corp...................................... 148,533  2,783,508
*   ScanSource, Inc...................................  40,563  1,272,867
    Science Applications International Corp...........  51,220  2,182,996
*   SciQuest, Inc.....................................   5,600     71,288
#*  Seachange International, Inc......................  66,605    414,283
*   Semtech Corp......................................  69,465  1,396,247
*   Sevcon, Inc.......................................   4,832     46,001
*   ShoreTel, Inc..................................... 120,378    988,303
*   Sigma Designs, Inc................................  64,761    429,365
#*  Silicon Laboratories, Inc.........................  58,169  2,652,506
#*  Silver Spring Networks, Inc.......................   1,800     20,610
*   SolarWinds, Inc...................................  20,160  1,208,592
#*  Sonus Networks, Inc...............................  82,972    497,832
#   SS&C Technologies Holdings, Inc...................   1,375     88,399
*   Stamps.com, Inc...................................  27,639  2,593,091
*   StarTek, Inc......................................  24,159     96,878
#*  SunPower Corp.....................................  20,122    511,904
#*  Super Micro Computer, Inc.........................  74,933  2,231,505
*   Support.com, Inc..................................  29,323     25,309
*   Sykes Enterprises, Inc............................  74,225  2,185,184
#*  Synaptics, Inc....................................  51,017  3,740,056
#*  Synchronoss Technologies, Inc.....................  42,269  1,295,122
    SYNNEX Corp.......................................  63,951  5,368,687
#*  Take-Two Interactive Software, Inc................ 153,713  5,333,841
#*  Tangoe, Inc.......................................   9,500     79,515
*   Tech Data Corp....................................  67,291  4,198,958
*   TechTarget, Inc...................................   9,914     78,816
*   TeleCommunication Systems, Inc. Class A........... 116,306    576,878
*   Telenav, Inc......................................  44,711    257,535
    TeleTech Holdings, Inc............................  66,645  1,780,088
    Tessco Technologies, Inc..........................  19,087    315,317
    Tessera Technologies, Inc.........................  72,842  2,099,306
    TheStreet, Inc....................................  35,261     46,192
*   TiVo, Inc......................................... 118,079    942,270
    TransAct Technologies, Inc........................  19,291    149,119
*   Travelzoo, Inc....................................   9,516     77,175
#*  TTM Technologies, Inc.............................  88,018    513,145
*   Tyler Technologies, Inc...........................  20,938  3,288,522
#*  Ubiquiti Networks, Inc............................  23,967    709,663
*   Ultra Clean Holdings, Inc.........................  33,472    172,716
*   Ultratech, Inc....................................  39,724    801,233
#*  Unisys Corp.......................................  44,296    434,987
*   United Online, Inc................................  31,842    337,844
#*  Universal Display Corp............................  12,091    593,668
#*  Veeco Instruments, Inc............................  48,581    905,550
*   Verint Systems, Inc...............................  57,164  2,092,774
#*  ViaSat, Inc.......................................  67,898  4,243,625
#*  Viavi Solutions, Inc.............................. 198,571    992,855

                                     1557

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Vicon Industries, Inc.............................     6,594 $     10,880
*   Virtusa Corp......................................    63,293    2,830,463
#   Vishay Intertechnology, Inc.......................   196,240    2,248,910
*   Vishay Precision Group, Inc.......................    12,904      152,525
    Wayside Technology Group, Inc.....................    12,677      231,355
*   Web.com Group, Inc................................    54,626    1,028,608
*   WebMD Health Corp.................................    12,606      644,293
*   Xcerra Corp.......................................    68,676      376,345
*   XO Group, Inc.....................................    64,966      967,993
*   YuMe, Inc.........................................     6,128       19,303
*   Zix Corp..........................................   117,982      529,739
*   Zynga, Inc. Class A............................... 1,488,945    3,662,805
                                                                 ------------
Total Information Technology..........................            319,297,232
                                                                 ------------
Materials -- (4.1%)
    A Schulman, Inc...................................    56,979    1,442,708
    AEP Industries, Inc...............................    15,313    1,296,092
#   Alcoa, Inc........................................   102,948      750,491
#*  AM Castle & Co....................................     3,965        7,296
#   American Vanguard Corp............................    41,179      463,676
    Ampco-Pittsburgh Corp.............................     1,388       14,463
    Axiall Corp.......................................    57,372    1,028,680
#   Balchem Corp......................................    44,231    2,483,128
*   Berry Plastics Group, Inc.........................    52,540    1,633,994
*   Boise Cascade Co..................................    49,467    1,021,988
    Cabot Corp........................................    72,120    2,909,321
    Calgon Carbon Corp................................    71,690    1,160,661
#   Carpenter Technology Corp.........................    22,096      613,385
#*  Century Aluminum Co...............................    99,592      470,074
    Chase Corp........................................    19,295      886,605
*   Chemtura Corp.....................................   175,823    4,613,596
*   Clearwater Paper Corp.............................    25,884    1,013,617
*   Codexis, Inc......................................     7,602       30,788
    Commercial Metals Co..............................   198,664    2,765,403
#   Compass Minerals International, Inc...............    44,386    3,322,292
*   Contango ORE, Inc.................................     2,399        7,797
*   Core Molding Technologies, Inc....................    24,525      265,606
#   Deltic Timber Corp................................    18,940    1,040,185
    Domtar Corp.......................................    71,029    2,290,685
    Eagle Materials, Inc..............................     8,864      474,579
*   Ferro Corp........................................   102,164      949,104
    Ferroglobe P.L.C..................................    83,625      710,813
#*  Flotek Industries, Inc............................    39,200      261,856
    Friedman Industries, Inc..........................     6,930       33,264
    FutureFuel Corp...................................    52,686      659,629
    Graphic Packaging Holding Co......................   116,963    1,328,700
#   Greif, Inc. Class A...............................    13,837      365,712
*   Handy & Harman, Ltd...............................     1,805       30,721
    Hawkins, Inc......................................    22,677      849,707
    Haynes International, Inc.........................    22,213      710,816
    HB Fuller Co......................................    83,805    3,119,222
*   Headwaters, Inc...................................   117,709    1,879,813
#*  Horsehead Holding Corp............................    58,513       15,067

                                     1558

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
             Innophos Holdings, Inc.......................  31,492 $   841,151
             Innospec, Inc................................  46,918   2,338,862
             Kaiser Aluminum Corp.........................  33,977   2,641,372
             KapStone Paper and Packaging Corp............ 152,404   2,252,531
             KMG Chemicals, Inc...........................  27,369     631,129
*            Koppers Holdings, Inc........................  23,491     397,703
*            Kraton Performance Polymers, Inc.............  35,367     519,188
#            Kronos Worldwide, Inc........................  23,404     109,999
#*           Louisiana-Pacific Corp....................... 261,688   4,113,735
#*           LSB Industries, Inc..........................  26,327     147,431
             Materion Corp................................  42,709   1,045,943
             Mercer International, Inc....................  90,527     665,373
             Minerals Technologies, Inc...................  44,730   1,833,483
             Myers Industries, Inc........................  89,037   1,014,131
             Neenah Paper, Inc............................  39,603   2,393,605
*            Northern Technologies International Corp.....   7,993      83,127
             Olin Corp.................................... 106,018   1,795,945
#            Olympic Steel, Inc...........................  12,215     114,088
*            OMNOVA Solutions, Inc........................  60,882     319,631
             PH Glatfelter Co.............................  71,213   1,051,104
             PolyOne Corp................................. 144,802   3,918,342
             Quaker Chemical Corp.........................  33,824   2,537,138
*            Real Industry, Inc...........................   3,639      23,290
*            Resolute Forest Products, Inc................  30,357     171,213
             Schnitzer Steel Industries, Inc. Class A.....  32,815     441,362
             Schweitzer-Mauduit International, Inc........  55,848   2,345,616
             Sensient Technologies Corp...................  77,189   4,605,868
#            Silgan Holdings, Inc.........................   7,138     377,386
             Stepan Co....................................  31,075   1,397,132
#*           Stillwater Mining Co......................... 151,220     990,491
             SunCoke Energy, Inc..........................  72,880     275,486
             Synalloy Corp................................  11,737      82,746
#            TimkenSteel Corp.............................  18,143     163,468
*            Trecora Resources............................  24,111     253,648
             Tredegar Corp................................  30,500     400,465
#            Tronox, Ltd. Class A.........................  39,171     139,840
*            UFP Technologies, Inc........................     947      20,521
             United States Lime & Minerals, Inc...........  12,780     702,517
*            Universal Stainless & Alloy Products, Inc....   5,805      39,706
*            US Concrete, Inc.............................  19,220     874,126
             Worthington Industries, Inc..................  98,879   3,024,709
                                                                   -----------
Total Materials...........................................          90,016,135
                                                                   -----------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares................     700          --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares........  58,381          --
(degrees)*   Petrocorp, Inc. Escrow Shares................   5,200          --
                                                                   -----------
Total Other...............................................                  --
                                                                   -----------
Telecommunication Services -- (0.9%)
#*           8x8, Inc.....................................  38,147     479,126
             Atlantic Tele-Network, Inc...................  26,846   2,066,874

                                     1559

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
*   Boingo Wireless, Inc..............................  50,525 $   308,202
*   Cincinnati Bell, Inc.............................. 358,897   1,162,826
#   Cogent Communications Holdings, Inc...............  35,153   1,174,462
#   Consolidated Communications Holdings, Inc.........  82,155   1,646,386
#*  FairPoint Communications, Inc.....................   6,491      97,365
*   General Communication, Inc. Class A...............  92,715   1,679,996
*   Hawaiian Telcom Holdco, Inc.......................   3,202      76,400
    IDT Corp. Class B.................................  47,769     606,666
    Inteliquent, Inc..................................  72,812   1,250,910
#*  Iridium Communications, Inc....................... 112,323     781,768
*   Lumos Networks Corp...............................  24,955     288,979
#*  NTELOS Holdings Corp..............................  28,762     266,049
#*  ORBCOMM, Inc...................................... 102,159     745,761
    Shenandoah Telecommunications Co.................. 103,180   2,371,076
    Spok Holdings, Inc................................  49,865     898,069
#*  Straight Path Communications, Inc. Class B........  11,554     259,965
    Telephone & Data Systems, Inc..................... 101,690   2,358,191
*   United States Cellular Corp.......................   4,708     177,209
*   Vonage Holdings Corp.............................. 386,922   1,984,910
                                                               -----------
Total Telecommunication Services......................          20,681,190
                                                               -----------
Utilities -- (4.0%)
    ALLETE, Inc.......................................  64,025   3,386,922
    American States Water Co..........................  61,894   2,809,988
#   Artesian Resources Corp. Class A..................  17,365     526,333
*   Avangrid, Inc.....................................  77,556   2,982,028
#   Avista Corp....................................... 106,134   3,930,142
    Black Hills Corp..................................  53,374   2,630,271
    California Water Service Group....................  84,987   2,132,324
    Chesapeake Utilities Corp.........................  33,157   2,087,896
    Cleco Corp........................................  22,755   1,209,201
#   Connecticut Water Service, Inc....................  20,421     876,674
    Consolidated Water Co., Ltd.......................  22,624     263,117
    Delta Natural Gas Co., Inc........................  17,638     384,685
#*  Dynegy, Inc.......................................   8,456     100,119
    El Paso Electric Co...............................  68,846   2,817,867
    Empire District Electric Co. (The)................  69,344   2,034,553
    Gas Natural, Inc..................................  13,086     108,875
#   Genie Energy, Ltd. Class B........................  42,916     360,924
    Hawaiian Electric Industries, Inc.................  33,010     987,659
#   IDACORP, Inc......................................  64,563   4,492,939
#   Laclede Group, Inc. (The).........................  73,831   4,720,754
    MGE Energy, Inc...................................  49,729   2,409,370
    Middlesex Water Co................................  34,446     998,934
    New Jersey Resources Corp......................... 145,601   5,128,067
#   Northwest Natural Gas Co..........................  46,618   2,421,805
#   NorthWestern Corp.................................  67,590   3,774,226
#   ONE Gas, Inc......................................  73,184   4,139,287
#   Ormat Technologies, Inc...........................  24,410     864,114
    Otter Tail Corp...................................  45,838   1,276,130
#   Pattern Energy Group, Inc.........................  24,149     457,624
    Piedmont Natural Gas Co., Inc.....................  68,042   4,030,808
    PNM Resources, Inc................................ 135,652   4,260,829

                                     1560

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
#             Portland General Electric Co.........     98,225 $    3,818,006
              RGC Resources, Inc...................     13,188        279,586
              SJW Corp.............................     40,978      1,335,883
              South Jersey Industries, Inc.........     98,964      2,460,245
              Southwest Gas Corp...................     70,456      4,144,926
              Unitil Corp..........................     30,882      1,196,677
              WGL Holdings, Inc....................     82,214      5,491,073
#             York Water Co. (The).................     26,512        707,075
                                                               --------------
Total Utilities....................................                88,037,936
                                                               --------------
TOTAL COMMON STOCKS................................             1,951,867,981
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*    Capital Bank Corp. Contingent Value
                Rights.............................      3,283             --
(degrees)*    Community Health Systems, Inc.
                Contingent Value Rights............     13,875            111
(degrees)*    Furiex Pharmaceuticals Contingent
                Value Rights.......................      8,889             --
(degrees)#*   Magnum Hunter Resources Corp.
                Warrants 04/15/16..................     20,175             --
(degrees)#*   Trius Therapeutics, Inc. Contingent
                Value Rights.......................      6,973             --
TOTAL RIGHTS/WARRANTS..............................                       111
                                                               --------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    ----------
BONDS -- (0.0%)
Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc., 0.000%...      4,464          4,375
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,951,872,467
                                                               --------------

                                                      SHARES
                                                    ----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
              State Street Institutional Liquid
                Reserves, 0.355%................... 10,270,675     10,270,675
                                                               --------------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@          DFA Short Term Investment Fund....... 20,828,135    240,981,523
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,551,442,960)^^............................            $2,203,124,665
                                                               ==============

                                     1561

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  322,219,961           --   --    $  322,219,961
   Consumer Staples.........     87,659,500           --   --        87,659,500
   Energy...................     66,077,768           --   --        66,077,768
   Financials...............    436,249,179           --   --       436,249,179
   Health Care..............    186,310,425           --   --       186,310,425
   Industrials..............    335,318,655           --   --       335,318,655
   Information Technology...    319,297,232           --   --       319,297,232
   Materials................     90,016,135           --   --        90,016,135
   Other....................             --           --   --                --
   Telecommunication
     Services...............     20,681,190           --   --        20,681,190
   Utilities................     88,037,936           --   --        88,037,936
Rights/Warrants.............             -- $        111   --               111
Bonds
   Health Care..............             --        4,375   --             4,375
Temporary Cash Investments..     10,270,675           --   --        10,270,675
Securities Lending
  Collateral................             --  240,981,523   --       240,981,523
                             -------------- ------------   --    --------------
TOTAL....................... $1,962,138,656 $240,986,009   --    $2,203,124,665
                             ============== ============   ==    ==============

                                     1562

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (91.0%)

Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A...................  34,083 $   242,160
    A.H. Belo Corp. Class A...........................  17,110     102,318
    Aaron's, Inc......................................  61,573   1,408,790
#   Abercrombie & Fitch Co. Class A...................  37,949     995,782
    Advance Auto Parts, Inc...........................  12,339   1,876,145
*   Amazon.com, Inc...................................  26,206  15,382,922
    AMC Entertainment Holdings, Inc. Class A..........  17,168     374,262
#*  AMC Networks, Inc. Class A........................  18,528   1,348,653
    AMCON Distributing Co.............................     116       8,384
#*  America's Car-Mart, Inc...........................   8,804     206,542
*   American Axle & Manufacturing Holdings, Inc.......  60,669     777,777
#   American Eagle Outfitters, Inc.................... 170,692   2,498,931
#*  American Public Education, Inc....................  11,958     188,697
#*  Apollo Education Group, Inc.......................  38,894     308,818
    Aramark...........................................  47,462   1,516,411
    Arctic Cat, Inc...................................   8,750     107,713
    Ark Restaurants Corp..............................   2,015      43,443
#*  Asbury Automotive Group, Inc......................  32,033   1,508,114
#*  Ascena Retail Group, Inc.......................... 165,526   1,221,582
#*  Ascent Capital Group, Inc. Class A................   8,082      92,054
#   Autoliv, Inc......................................  32,652   3,355,973
*   AutoNation, Inc...................................  71,863   3,108,075
#*  AutoZone, Inc.....................................   2,987   2,292,194
*   Ballantyne Strong, Inc............................   7,721      34,281
*   Barnes & Noble Education, Inc.....................  46,927     517,136
    Barnes & Noble, Inc...............................  90,225     791,273
    Bassett Furniture Industries, Inc.................   6,115     182,900
    Beasley Broadcast Group, Inc. Class A.............   2,443       8,477
#*  Beazer Homes USA, Inc.............................   9,480      81,054
#   bebe stores, Inc..................................  18,957       7,321
#*  Bed Bath & Beyond, Inc............................  46,397   2,002,958
*   Belmond, Ltd. Class A............................. 100,565     850,780
#   Best Buy Co., Inc................................. 162,625   4,542,116
    Big 5 Sporting Goods Corp.........................  24,918     303,252
    Big Lots, Inc.....................................  63,051   2,445,118
*   Biglari Holdings, Inc.............................     556     210,268
#*  BJ's Restaurants, Inc.............................  23,712   1,017,008
    Bloomin' Brands, Inc.............................. 161,966   2,860,320
*   Blue Nile, Inc....................................   7,032     244,643
#   Bob Evans Farms, Inc..............................  20,977     858,798
#   Bon-Ton Stores, Inc. (The)........................   9,305      15,819
#   BorgWarner, Inc...................................  80,647   2,367,796
    Bowl America, Inc. Class A........................   1,280      18,304
#*  Boyd Gaming Corp..................................  22,632     403,076
*   Bravo Brio Restaurant Group, Inc..................  22,019     189,584
*   Bridgepoint Education, Inc........................  22,146     148,378
*   Bright Horizons Family Solutions, Inc.............  25,711   1,804,141
#   Brinker International, Inc........................  33,703   1,676,387
    Brunswick Corp....................................  57,470   2,290,179
#   Buckle, Inc. (The)................................  14,000     397,880
#*  Buffalo Wild Wings, Inc...........................  14,047   2,139,358

                                     1563

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc........................  23,422 $   306,360
#*  Burlington Stores, Inc............................  26,179   1,406,598
#*  Cabela's, Inc.....................................  63,955   2,690,587
    Cable One, Inc....................................   4,636   1,993,434
    Cablevision Systems Corp. Class A.................  71,554   2,283,288
#*  CafePress, Inc....................................   1,005       3,678
    CalAtlantic Group, Inc............................  74,389   2,416,899
    Caleres, Inc......................................  40,544   1,089,823
    Callaway Golf Co..................................  59,390     517,287
*   Cambium Learning Group, Inc.......................  38,040     171,180
    Canterbury Park Holding Corp......................     200       2,004
    Capella Education Co..............................  15,212     667,959
*   Career Education Corp.............................  75,415     217,195
#*  CarMax, Inc.......................................  97,481   4,306,711
*   Carmike Cinemas, Inc..............................  18,243     404,630
    Carnival Corp.....................................  72,072   3,468,825
    Carriage Services, Inc............................  16,183     359,101
*   Carrols Restaurant Group, Inc.....................  37,693     503,578
    Carter's, Inc.....................................  32,552   3,164,705
    Cato Corp. (The) Class A..........................  24,257     978,285
*   Cavco Industries, Inc.............................   6,607     554,063
    CBS Corp. Class A.................................   3,886     203,043
    CBS Corp. Class B................................. 146,185   6,943,787
*   Century Casinos, Inc..............................   3,288      22,227
*   Century Communities, Inc..........................   5,562      82,262
*   Charles & Colvard, Ltd............................  12,152      11,544
#*  Charter Communications, Inc. Class A..............  18,345   3,143,599
#   Cheesecake Factory, Inc. (The)....................  62,573   3,022,276
*   Cherokee, Inc.....................................   8,013     131,253
#   Chico's FAS, Inc.................................. 109,578   1,138,515
    Children's Place, Inc. (The)......................  18,850   1,227,135
*   Chipotle Mexican Grill, Inc.......................   4,600   2,083,662
    Choice Hotels International, Inc..................  23,511   1,027,901
    Churchill Downs, Inc..............................  12,105   1,672,185
#*  Chuy's Holdings, Inc..............................  16,892     577,537
    Cinemark Holdings, Inc............................  92,124   2,716,737
    Citi Trends, Inc..................................  18,615     384,586
#   Clear Channel Outdoor Holdings, Inc. Class A......  22,155     111,883
    ClubCorp Holdings, Inc............................  61,649     737,939
#   Coach, Inc........................................  69,903   2,589,906
    Collectors Universe, Inc..........................   4,045      61,686
#   Columbia Sportswear Co............................  44,528   2,457,055
    Comcast Corp. Class A............................. 935,332  52,107,346
#*  Conn's, Inc.......................................  23,510     289,643
    Cooper Tire & Rubber Co...........................  58,127   2,119,310
#*  Cooper-Standard Holding, Inc......................   4,857     336,396
#   Core-Mark Holding Co., Inc........................  20,466   1,663,681
#   Cracker Barrel Old Country Store, Inc.............  22,541   2,958,055
#*  Crocs, Inc........................................  47,895     441,113
*   Crown Media Holdings, Inc. Class A................  48,444     217,514
    CSS Industries, Inc...............................     200       5,602
    CST Brands, Inc...................................  79,067   3,063,056
    Culp, Inc.........................................  13,309     336,984

                                     1564

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Dana Holding Corp.................................   146,863 $ 1,746,201
    Darden Restaurants, Inc...........................    56,551   3,566,106
*   Dave & Buster's Entertainment, Inc................     1,492      54,115
*   Deckers Outdoor Corp..............................    28,554   1,412,281
#*  Del Frisco's Restaurant Group, Inc................    13,142     208,169
    Delphi Automotive P.L.C...........................    20,328   1,320,100
*   Delta Apparel, Inc................................     6,071      73,156
#*  Denny's Corp......................................    41,465     388,527
    Destination Maternity Corp........................     9,223      61,702
*   Destination XL Group, Inc.........................    43,380     186,534
#   DeVry Education Group, Inc........................    51,155   1,017,984
#*  Diamond Resorts International, Inc................    43,101     793,920
    Dick's Sporting Goods, Inc........................   101,368   3,961,461
#   Dillard's, Inc. Class A...........................    39,857   2,806,331
    DineEquity, Inc...................................    26,234   2,227,791
#*  Discovery Communications, Inc. Class A............    68,150   1,880,258
*   Discovery Communications, Inc. Class B............     1,077      30,689
*   Discovery Communications, Inc. Class C............    53,769   1,463,054
*   DISH Network Corp. Class A........................    21,300   1,028,151
#*  Dixie Group, Inc. (The)...........................     7,544      32,816
    Dollar General Corp...............................   106,699   8,008,827
*   Dollar Tree, Inc..................................    66,085   5,374,032
    Domino's Pizza, Inc...............................    19,800   2,255,814
#*  Dorman Products, Inc..............................    28,336   1,226,949
    DR Horton, Inc....................................   119,728   3,293,717
*   DreamWorks Animation SKG, Inc. Class A............    46,198   1,184,517
    Drew Industries, Inc..............................    26,584   1,525,922
    DSW, Inc. Class A.................................    57,294   1,375,629
#   Dunkin' Brands Group, Inc.........................    50,812   1,999,960
    Educational Development Corp......................     1,000      10,530
*   Eldorado Resorts, Inc.............................     9,052      93,417
*   Emerson Radio Corp................................    11,467      11,123
*   Emmis Communications Corp. Class A................     9,895       5,081
*   Entercom Communications Corp. Class A.............    20,872     218,947
    Entravision Communications Corp. Class A..........    82,351     614,338
#   Escalade, Inc.....................................     7,797      94,344
#   Ethan Allen Interiors, Inc........................    21,856     583,555
*   EVINE Live, Inc...................................    25,699      31,353
    EW Scripps Co. (The) Class A......................    46,896     890,086
    Expedia, Inc......................................    17,015   1,719,196
#*  Express, Inc......................................    99,222   1,682,805
#*  Famous Dave's of America, Inc.....................     4,600      30,636
#*  Federal-Mogul Holdings Corp.......................    51,880     247,468
#*  Fiesta Restaurant Group, Inc......................    13,382     487,105
    Finish Line, Inc. (The) Class A...................    52,667     997,513
#*  Five Below, Inc...................................    31,121   1,096,393
    Flexsteel Industries, Inc.........................     3,793     165,451
    Foot Locker, Inc..................................    96,404   6,513,054
    Ford Motor Co..................................... 1,287,935  15,377,944
#*  Fossil Group, Inc.................................    24,432     796,483
*   Fox Factory Holding Corp..........................    21,622     319,789
*   Francesca's Holdings Corp.........................    34,793     634,276
    Fred's, Inc. Class A..............................    44,798     739,167

                                     1565

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  FTD Cos., Inc.....................................  20,311 $   501,682
*   Fuel Systems Solutions, Inc.......................  18,012      70,427
*   Full House Resorts, Inc...........................   5,091       7,331
*   G-III Apparel Group, Ltd..........................  39,798   1,964,429
*   Gaiam, Inc. Class A...............................   9,924      48,628
#   GameStop Corp. Class A............................ 107,858   2,826,958
*   Gaming Partners International Corp................   3,430      31,556
#   Gannett Co., Inc..................................  72,328   1,073,348
#   Gap, Inc. (The)...................................  59,744   1,476,872
#   Garmin, Ltd.......................................  58,421   2,055,251
    General Motors Co................................. 350,419  10,386,419
#*  Genesco, Inc......................................  22,582   1,493,573
#   Gentex Corp....................................... 231,788   3,173,178
*   Gentherm, Inc.....................................  35,045   1,402,150
    Genuine Parts Co..................................  70,323   6,059,733
    GNC Holdings, Inc. Class A........................  73,561   2,060,444
    Goodyear Tire & Rubber Co. (The).................. 146,555   4,163,628
#*  GoPro, Inc. Class A...............................  32,907     376,785
    Graham Holdings Co. Class B.......................   4,575   2,217,457
#*  Grand Canyon Education, Inc.......................  54,596   2,055,539
*   Gray Television, Inc..............................  57,253     752,877
*   Gray Television, Inc. Class A.....................   2,300      25,841
*   Green Brick Partners, Inc.........................   4,722      27,765
    Group 1 Automotive, Inc...........................  22,824   1,224,508
#*  Groupon, Inc......................................  69,375     188,700
    Guess?, Inc.......................................  71,151   1,319,140
#   H&R Block, Inc....................................  41,708   1,420,157
    Hanesbrands, Inc..................................  70,548   2,156,652
#   Harley-Davidson, Inc..............................  96,626   3,865,040
    Harman International Industries, Inc..............  25,925   1,928,561
    Harte-Hanks, Inc..................................  33,425     114,314
#   Hasbro, Inc.......................................  18,667   1,386,585
    Haverty Furniture Cos., Inc.......................  16,765     317,697
    Haverty Furniture Cos., Inc. Class A..............     717      13,204
*   Helen of Troy, Ltd................................  22,083   1,973,558
#*  Hibbett Sports, Inc...............................  18,677     600,652
    Hilton Worldwide Holdings, Inc....................  96,841   1,724,738
#   Home Depot, Inc. (The)............................ 110,670  13,917,859
    Hooker Furniture Corp.............................   8,563     245,844
*   Horizon Global Corp...............................  11,125     106,244
#*  Houghton Mifflin Harcourt Co......................  92,502   1,650,236
    HSN, Inc..........................................  26,405   1,242,619
#*  Hyatt Hotels Corp. Class A........................  10,629     411,130
#*  Iconix Brand Group, Inc...........................  37,481     248,874
#*  Ignite Restaurant Group, Inc......................     960       3,706
*   Installed Building Products, Inc..................   4,703      97,963
#   International Game Technology P.L.C...............  12,301     177,995
    International Speedway Corp. Class A..............  21,644     738,926
    Interpublic Group of Cos., Inc. (The)............. 154,532   3,467,698
    Interval Leisure Group, Inc.......................  44,689     526,436
*   Intrawest Resorts Holdings, Inc...................   5,243      44,094
#*  iRobot Corp.......................................  14,269     484,147
*   Isle of Capri Casinos, Inc........................  10,913     138,159

                                     1566

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc.......................   8,076 $    76,157
#   Jack in the Box, Inc..............................  34,320   2,664,605
#*  JAKKS Pacific, Inc................................   8,687      64,718
#*  Jamba, Inc........................................   8,857     114,610
*   Jarden Corp.......................................  63,090   3,346,924
#*  JC Penney Co., Inc................................ 220,130   1,598,144
    John Wiley & Sons, Inc. Class A...................  43,404   1,814,287
    John Wiley & Sons, Inc. Class B...................   2,517     106,243
    Johnson Controls, Inc............................. 142,618   5,115,708
    Johnson Outdoors, Inc. Class A....................   3,558      76,497
    Journal Media Group, Inc..........................  23,245     279,405
*   K12, Inc..........................................  24,135     221,801
#*  Kate Spade & Co...................................  28,439     506,499
#   KB Home...........................................  49,212     534,442
    Kirkland's, Inc...................................  21,981     260,035
#   Kohl's Corp....................................... 104,486   5,198,178
#*  Kona Grill, Inc...................................   5,314      86,406
#*  Krispy Kreme Doughnuts, Inc.......................  50,368     738,395
#   L Brands, Inc.....................................  46,785   4,498,378
*   La Quinta Holdings, Inc...........................  62,659     710,553
    La-Z-Boy, Inc.....................................  47,466   1,017,671
*   Lakeland Industries, Inc..........................   2,263      29,261
*   Lands' End, Inc...................................  10,001     217,822
#   Las Vegas Sands Corp..............................  37,764   1,703,156
    Lear Corp.........................................  37,974   3,942,840
    Leggett & Platt, Inc..............................  63,610   2,640,451
#   Lennar Corp. Class A..............................  63,002   2,655,534
    Lennar Corp. Class B..............................  14,859     514,864
    Libbey, Inc.......................................  38,116     609,856
*   Liberty Broadband Corp. Class A...................  17,531     834,476
*   Liberty Broadband Corp. Class B...................     145       8,661
*   Liberty Broadband Corp. Class C...................  46,867   2,202,749
*   Liberty Interactive Corp., QVC Group Class A...... 226,805   5,910,538
*   Liberty Interactive Corp., QVC Group Class B......     600      15,111
*   Liberty Media Corp. Class A.......................  47,725   1,747,689
*   Liberty Media Corp. Class B.......................     581      21,825
*   Liberty Media Corp. Class C.......................  96,612   3,438,421
    Liberty Tax, Inc..................................   4,561      97,833
*   Liberty TripAdvisor Holdings, Inc. Class A........  53,621   1,197,357
*   Liberty TripAdvisor Holdings, Inc. Class B........     110       2,592
*   Liberty Ventures Series A.........................  83,290   3,275,796
#   Lifetime Brands, Inc..............................  13,213     158,292
#   Lions Gate Entertainment Corp.....................  40,733   1,065,168
    Lithia Motors, Inc. Class A.......................  24,992   1,913,637
*   Live Nation Entertainment, Inc.................... 137,598   3,123,475
*   LKQ Corp.......................................... 117,166   3,210,348
*   Loral Space & Communications, Inc.................  10,511     363,155
    Lowe's Cos., Inc.................................. 216,161  15,490,097
*   Luby's, Inc.......................................  24,827     107,253
#*  Lululemon Athletica, Inc..........................  17,574   1,090,818
*   Lumber Liquidators Holdings, Inc..................  11,988     154,765
*   M/I Homes, Inc....................................  27,979     501,384
#   Macy's, Inc....................................... 127,411   5,148,679

                                     1567

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Madison Square Garden Co. (The) Class A...........  17,661 $ 2,721,207
*   Malibu Boats, Inc. Class A........................   2,195      28,689
    Marcus Corp. (The)................................  12,065     228,511
    Marine Products Corp..............................  19,424     151,507
*   MarineMax, Inc....................................  18,362     310,501
#   Marriott International, Inc. Class A..............  21,551   1,320,645
    Marriott Vacations Worldwide Corp.................  25,549   1,261,865
#   Mattel, Inc....................................... 136,937   3,778,092
#*  Mattress Firm Holding Corp........................     256       9,344
#*  McClatchy Co. (The) Class A.......................  45,840      45,840
    McDonald's Corp................................... 102,238  12,655,020
    MDC Holdings, Inc.................................  52,480   1,141,965
#*  Media General, Inc................................  38,671     628,017
    Meredith Corp.....................................  30,181   1,276,958
#*  Meritage Homes Corp...............................  50,049   1,652,117
*   MGM Resorts International......................... 191,385   3,843,011
#*  Michael Kors Holdings, Ltd........................  45,962   1,833,884
#*  Michaels Cos., Inc. (The).........................  38,416     837,469
*   Modine Manufacturing Co...........................  43,122     276,843
*   Mohawk Industries, Inc............................  25,390   4,225,150
*   Monarch Casino & Resort, Inc......................   4,305      89,114
    Monro Muffler Brake, Inc..........................  25,600   1,683,200
#*  Motorcar Parts of America, Inc....................  20,256     696,199
    Movado Group, Inc.................................  12,456     320,119
*   MSG Networks, Inc. Class A........................  45,325     792,734
*   Murphy USA, Inc...................................  46,520   2,691,182
    NACCO Industries, Inc. Class A....................   6,383     303,767
    Nathan's Famous, Inc..............................   3,311     177,900
    National CineMedia, Inc...........................  37,370     584,467
*   Nautilus, Inc.....................................  34,983     681,469
#*  Netflix, Inc......................................  22,400   2,057,216
*   New York & Co., Inc...............................  40,255      88,561
    New York Times Co. (The) Class A..................  96,441   1,274,950
    Newell Rubbermaid, Inc............................  72,243   2,801,584
    News Corp. Class A................................ 120,630   1,564,571
    News Corp. Class B................................  59,622     795,954
    Nexstar Broadcasting Group, Inc. Class A..........  17,939     811,022
    NIKE, Inc. Class B................................  79,584   4,935,004
*   Nobility Homes, Inc...............................   1,152      14,918
#   Nordstrom, Inc....................................  34,023   1,670,529
#*  Norwegian Cruise Line Holdings, Ltd...............  85,974   3,900,640
    Nutrisystem, Inc..................................  23,167     458,938
*   NVR, Inc..........................................   2,277   3,759,327
*   O'Reilly Automotive, Inc..........................  38,194   9,964,815
*   Office Depot, Inc................................. 401,534   2,067,900
    Omnicom Group, Inc................................  39,896   2,926,372
#   Outerwall, Inc....................................  18,448     623,542
*   Overstock.com, Inc................................   6,747      80,019
    Oxford Industries, Inc............................  19,365   1,352,839
#*  Panera Bread Co. Class A..........................  16,011   3,106,134
#   Papa John's International, Inc....................  28,426   1,357,341
#*  Papa Murphy's Holdings, Inc.......................   6,677      63,365
#*  Penn National Gaming, Inc.........................  37,631     531,726

                                     1568

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
    Penske Automotive Group, Inc......................  81,763 $2,564,905
*   Pep Boys-Manny, Moe & Jack (The)..................  35,528    656,913
*   Perfumania Holdings, Inc..........................   1,922      4,305
*   Perry Ellis International, Inc....................  10,487    199,358
#   PetMed Express, Inc...............................  13,560    244,351
    Pier 1 Imports, Inc...............................  58,387    234,716
*   Pinnacle Entertainment, Inc.......................  36,985  1,129,522
#   Polaris Industries, Inc...........................  11,300    834,392
    Pool Corp.........................................  24,941  2,107,514
*   Popeyes Louisiana Kitchen, Inc....................  14,682    904,852
*   Priceline Group, Inc. (The).......................   4,200  4,472,874
    PulteGroup, Inc................................... 210,129  3,521,762
    PVH Corp..........................................  36,111  2,649,825
#*  Radio One, Inc. Class D...........................     841      1,211
    Ralph Lauren Corp.................................  20,549  2,311,762
*   RCI Hospitality Holdings, Inc.....................  11,193     92,566
*   Reading International, Inc. Class A...............  15,735    170,882
*   Red Lion Hotels Corp..............................  21,513    121,548
#*  Red Robin Gourmet Burgers, Inc....................  13,291    820,586
#   Regal Entertainment Group Class A.................  59,771  1,031,050
*   Regis Corp........................................  39,149    584,886
    Rent-A-Center, Inc................................  40,650    553,653
#*  Rentrak Corp......................................   5,384    239,426
#   Restaurant Brands International, Inc..............  11,300    379,454
#*  Restoration Hardware Holdings, Inc................  19,965  1,230,243
    Rocky Brands, Inc.................................   6,987     76,088
#   Ross Stores, Inc..................................  68,236  3,838,957
    Royal Caribbean Cruises, Ltd......................  94,154  7,716,862
*   Ruby Tuesday, Inc.................................  61,984    337,813
    Ruth's Hospitality Group, Inc.....................  48,637    790,351
    Saga Communications, Inc. Class A.................   1,505     63,075
    Salem Media Group, Inc............................   8,669     33,722
#*  Sally Beauty Holdings, Inc........................  51,479  1,418,761
#   Scholastic Corp...................................  13,187    452,710
#*  Scientific Games Corp. Class A....................  21,656    128,204
    Scripps Networks Interactive, Inc. Class A........  16,900  1,030,393
#*  Sears Hometown and Outlet Stores, Inc.............   1,300      9,048
#   SeaWorld Entertainment, Inc.......................  98,943  1,885,854
*   Select Comfort Corp...............................  61,140  1,287,608
*   Sequential Brands Group, Inc......................   1,378      8,874
    Service Corp. International....................... 187,444  4,534,270
*   ServiceMaster Global Holdings, Inc................  83,977  3,544,669
*   Shiloh Industries, Inc............................  12,091     47,518
    Shoe Carnival, Inc................................  18,656    432,633
#*  Shutterfly, Inc...................................  26,029  1,084,108
    Signet Jewelers, Ltd..............................  29,861  3,463,876
#   Sinclair Broadcast Group, Inc. Class A............  71,759  2,368,047
#*  Sirius XM Holdings, Inc........................... 139,702    516,897
#   Six Flags Entertainment Corp......................  41,784  2,100,482
*   Sizmek, Inc.......................................  28,312     96,544
*   Skechers U.S.A., Inc. Class A.....................  95,503  2,692,230
*   Skullcandy, Inc...................................  20,834     66,252
*   Skyline Corp......................................   1,175      5,288

                                     1569

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Smith & Wesson Holding Corp.......................  61,673 $ 1,329,670
    Sonic Automotive, Inc. Class A....................  39,469     675,709
    Sonic Corp........................................  33,893     995,776
    Sotheby's.........................................  55,262   1,298,104
    Spartan Motors, Inc...............................  17,705      51,345
    Speedway Motorsports, Inc.........................  30,374     573,157
*   Sportsman's Warehouse Holdings, Inc...............  15,205     199,338
#   Stage Stores, Inc.................................  20,604     171,013
    Standard Motor Products, Inc......................  21,248     792,763
*   Stanley Furniture Co., Inc........................   4,426      10,622
    Staples, Inc...................................... 114,862   1,024,569
    Starbucks Corp....................................  84,400   5,128,988
    Starwood Hotels & Resorts Worldwide, Inc..........  24,752   1,540,564
*   Starz Class A.....................................  59,655   1,695,992
*   Starz Class B.....................................     581      16,518
    Stein Mart, Inc...................................  52,781     388,468
#*  Steven Madden, Ltd................................  58,611   1,892,549
*   Stoneridge, Inc...................................  31,652     357,984
    Strattec Security Corp............................   3,527     169,190
#*  Strayer Education, Inc............................  12,199     651,305
    Sturm Ruger & Co., Inc............................  14,435     849,500
    Superior Industries International, Inc............  22,424     412,826
    Superior Uniform Group, Inc.......................  11,512     205,259
*   Sypris Solutions, Inc.............................   8,523       8,268
*   Systemax, Inc.....................................  21,834     185,589
*   Tailored Brands, Inc..............................  33,695     461,958
*   Tandy Leather Factory, Inc........................   9,590      69,719
    Target Corp....................................... 153,340  11,104,883
*   Taylor Morrison Home Corp. Class A................  20,084     242,012
    TEGNA, Inc........................................ 141,487   3,397,103
#*  Tempur Sealy International, Inc...................  21,502   1,297,431
*   Tenneco, Inc......................................  26,665   1,018,870
#*  Tesla Motors, Inc.................................   7,091   1,355,799
#   Texas Roadhouse, Inc..............................  63,815   2,350,306
#   Thor Industries, Inc..............................  48,311   2,532,946
    Tiffany & Co......................................  48,414   3,090,750
#*  Tilly's, Inc. Class A.............................   6,424      41,692
    Time Warner Cable, Inc............................  88,298  16,071,119
    Time Warner, Inc.................................. 218,287  15,376,136
    Time, Inc.........................................  52,922     793,830
    TJX Cos., Inc. (The)..............................  56,625   4,033,965
*   Toll Brothers, Inc................................  90,752   2,506,570
*   TopBuild Corp.....................................   8,710     233,254
    Tower International, Inc..........................  17,201     395,967
#*  Town Sports International Holdings, Inc...........  12,890      15,726
#   Tractor Supply Co.................................  49,600   4,380,176
*   Trans World Entertainment Corp....................     900       2,952
*   TRI Pointe Group, Inc.............................  66,052     696,188
#*  TripAdvisor, Inc..................................  13,565     905,599
#*  Tuesday Morning Corp..............................  18,100     100,817
#*  Tumi Holdings, Inc................................  53,918     932,242
    Tupperware Brands Corp............................  14,754     685,028
    Twenty-First Century Fox, Inc. Class A............ 210,181   5,668,582

                                     1570

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CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
    Twenty-First Century Fox, Inc. Class B............  61,450 $  1,665,295
*   UCP, Inc. Class A.................................   1,400        8,288
*   Ulta Salon Cosmetics & Fragrance, Inc.............  19,777    3,582,999
#*  Under Armour, Inc. Class A........................  25,200    2,152,836
*   Unifi, Inc........................................  12,128      289,495
*   Universal Electronics, Inc........................  12,278      615,742
    Universal Technical Institute, Inc................  13,926       53,337
#*  Urban Outfitters, Inc............................. 106,627    2,439,626
*   US Auto Parts Network, Inc........................  16,002       44,006
    Vail Resorts, Inc.................................  29,350    3,668,750
*   Vera Bradley, Inc.................................   3,986       58,913
    VF Corp...........................................  53,460    3,346,596
    Viacom, Inc. Class A..............................   1,366       66,306
    Viacom, Inc. Class B..............................  50,371    2,298,932
*   Vista Outdoor, Inc................................  45,987    2,217,033
    Visteon Corp......................................  43,332    2,898,044
#*  Vitamin Shoppe, Inc...............................  21,113      642,469
*   VOXX International Corp...........................  18,800       80,652
    Walt Disney Co. (The)............................. 365,590   35,030,834
*   WCI Communities, Inc..............................   6,422      134,477
#   Wendy's Co. (The)................................. 270,852    2,770,816
*   West Marine, Inc..................................  18,750      155,063
    Weyco Group, Inc..................................   5,289      141,745
    Whirlpool Corp....................................  34,149    4,589,284
#*  William Lyon Homes Class A........................  14,589      158,437
#   Williams-Sonoma, Inc..............................  38,882    2,008,644
#   Winmark Corp......................................   2,732      257,792
    Winnebago Industries, Inc.........................  33,304      586,483
    Wolverine World Wide, Inc.........................  82,415    1,393,638
#   Wyndham Worldwide Corp............................  55,000    3,569,500
#   Wynn Resorts, Ltd.................................   5,888      396,498
    Yum! Brands, Inc..................................  33,855    2,450,086
#*  Zagg, Inc.........................................  33,184      305,956
#*  Zumiez, Inc.......................................  20,676      374,442
                                                               ------------
Total Consumer Discretionary..........................          791,429,029
                                                               ------------
Consumer Staples -- (7.0%)
    Alico, Inc........................................   5,242      159,200
#*  Alliance One International, Inc...................   5,671       55,236
    Altria Group, Inc................................. 141,174    8,627,143
    Andersons, Inc. (The).............................  24,504      718,212
    Archer-Daniels-Midland Co......................... 143,454    5,071,099
    B&G Foods, Inc....................................  68,258    2,485,956
#*  Boston Beer Co., Inc. (The) Class A...............   4,562      817,738
*   Bridgford Foods Corp..............................   2,509       21,853
#   Brown-Forman Corp. Class A........................   5,843      621,052
#   Brown-Forman Corp. Class B........................   8,062      788,786
    Bunge, Ltd........................................  55,740    3,456,437
#   Cal-Maine Foods, Inc..............................  38,344    1,935,222
#   Calavo Growers, Inc...............................  12,466      645,115
#   Campbell Soup Co..................................  49,790    2,808,654
#   Casey's General Stores, Inc.......................  42,229    5,098,729
*   CCA Industries, Inc...............................   3,031       10,275

                                     1571

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
*   Central Garden & Pet Co...........................  10,091 $   136,128
*   Central Garden & Pet Co. Class A..................  30,294     418,663
#*  Chefs' Warehouse, Inc. (The)......................   9,034     118,797
    Church & Dwight Co., Inc..........................  36,688   3,081,792
    Clorox Co. (The)..................................  21,350   2,755,217
    Coca-Cola Bottling Co. Consolidated...............   8,466   1,489,169
    Coca-Cola Co. (The)............................... 357,404  15,339,780
    Coca-Cola Enterprises, Inc........................  90,124   4,183,556
    Colgate-Palmolive Co..............................  76,902   5,193,192
    ConAgra Foods, Inc................................ 121,864   5,074,417
    Constellation Brands, Inc. Class A................  78,551  11,977,456
    Constellation Brands, Inc. Class B................   1,902     286,841
    Costco Wholesale Corp.............................  41,646   6,293,544
#   Coty, Inc. Class A................................  14,900     366,689
#*  Craft Brew Alliance, Inc..........................  11,063      94,810
*   Crimson Wine Group, Ltd...........................   9,858      80,638
    CVS Health Corp................................... 308,752  29,822,356
*   Darling Ingredients, Inc.......................... 134,798   1,211,834
#   Dean Foods Co.....................................  76,861   1,535,683
#*  Diamond Foods, Inc................................  23,169     850,302
    Dr Pepper Snapple Group, Inc......................  62,606   5,874,947
    Edgewell Personal Care Co.........................  41,178   3,047,584
    Energizer Holdings, Inc...........................  28,345     908,174
#   Estee Lauder Cos., Inc. (The) Class A.............  17,200   1,466,300
#*  Farmer Brothers Co................................  16,643     463,840
    Flowers Foods, Inc................................ 128,589   2,641,218
    Fresh Del Monte Produce, Inc......................  49,348   2,013,892
*   Fresh Market, Inc. (The)..........................   8,840     169,374
    General Mills, Inc................................  54,138   3,059,338
    Golden Enterprises, Inc...........................   1,623       7,612
#*  Hain Celestial Group, Inc. (The)..................  63,955   2,326,683
#*  Herbalife, Ltd....................................  33,642   1,554,597
#   Hershey Co. (The).................................   6,900     607,959
    Hormel Foods Corp.................................  76,062   6,116,145
*   HRG Group, Inc....................................  87,623   1,063,743
    Ingles Markets, Inc. Class A......................  14,528     557,294
    Ingredion, Inc....................................  60,426   6,086,107
    Inter Parfums, Inc................................  23,482     630,492
#*  Inventure Foods, Inc..............................   6,441      36,198
    J&J Snack Foods Corp..............................  17,878   1,930,466
    JM Smucker Co. (The)..............................  42,558   5,461,043
    John B. Sanfilippo & Son, Inc.....................   5,285     317,047
    Kellogg Co........................................  21,066   1,547,087
    Keurig Green Mountain, Inc........................  13,801   1,231,739
    Kimberly-Clark Corp...............................  30,133   3,869,680
    Kraft Heinz Co. (The).............................  91,292   7,126,254
    Kroger Co. (The).................................. 154,486   5,995,602
    Lancaster Colony Corp.............................  19,955   2,029,024
#*  Landec Corp.......................................  27,028     325,147
*   Lifeway Foods, Inc................................   2,867      36,755
#   Limoneira Co......................................   2,654      33,387
*   Mannatech, Inc....................................     600      10,560
    McCormick & Co., Inc. Non-voting..................  16,806   1,478,424

                                     1572

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CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    McCormick & Co., Inc. Voting......................   1,509 $   132,234
    Mead Johnson Nutrition Co.........................  30,600   2,218,194
    Medifast, Inc.....................................  15,903     461,664
#   MGP Ingredients, Inc..............................  14,773     330,620
    Molson Coors Brewing Co. Class A..................     266      24,487
    Molson Coors Brewing Co. Class B..................  68,183   6,169,198
    Mondelez International, Inc. Class A.............. 433,015  18,662,946
*   Monster Beverage Corp.............................  27,273   3,682,673
#*  National Beverage Corp............................  23,726     980,833
*   Natural Alternatives International, Inc...........   2,465      19,597
#*  Natural Grocers by Vitamin Cottage, Inc...........   9,887     178,065
#   Natural Health Trends Corp........................   6,437     128,418
    Nature's Sunshine Products, Inc...................   2,146      18,413
#   Nu Skin Enterprises, Inc. Class A.................  34,626   1,095,913
*   Nutraceutical International Corp..................   8,355     198,014
    Oil-Dri Corp. of America..........................   4,293     160,988
*   Omega Protein Corp................................  20,671     466,958
#   Orchids Paper Products Co.........................   6,973     205,703
    PepsiCo, Inc...................................... 155,127  15,404,111
#   Philip Morris International, Inc.................. 104,931   9,444,839
#*  Pilgrim's Pride Corp..............................  89,398   1,982,848
    Pinnacle Foods, Inc............................... 106,803   4,580,781
*   Post Holdings, Inc................................  48,648   2,845,908
#   PriceSmart, Inc...................................  15,543   1,189,972
*   Primo Water Corp..................................   7,238      67,458
    Procter & Gamble Co. (The)........................ 558,831  45,650,904
#*  Revlon, Inc. Class A..............................  22,518     669,460
    Reynolds American, Inc............................ 141,623   7,074,069
*   Rite Aid Corp..................................... 267,434   2,083,311
    Rocky Mountain Chocolate Factory, Inc.............   4,490      46,965
#   Sanderson Farms, Inc..............................  25,997   2,111,476
*   Seaboard Corp.....................................     346     995,442
*   Seneca Foods Corp. Class A........................   6,775     187,193
*   Seneca Foods Corp. Class B........................     283       9,064
    Snyder's-Lance, Inc...............................  59,799   1,887,854
    SpartanNash Co....................................  27,359     561,407
#   Spectrum Brands Holdings, Inc.....................  45,860   4,358,534
#*  Sprouts Farmers Market, Inc.......................  59,477   1,356,076
*   SUPERVALU, Inc.................................... 173,792     790,754
    Sysco Corp........................................  43,612   1,736,194
#   Tootsie Roll Industries, Inc......................  26,397     866,350
*   TreeHouse Foods, Inc..............................  36,169   2,870,372
#   Tyson Foods, Inc. Class A......................... 140,474   7,495,693
#*  United Natural Foods, Inc.........................  29,396   1,029,448
    United-Guardian, Inc..............................   1,431      28,577
    Universal Corp....................................  14,346     785,157
#*  USANA Health Sciences, Inc........................   9,882   1,254,026
    Vector Group, Ltd.................................  62,593   1,459,669
    Village Super Market, Inc. Class A................   7,180     188,547
    Wal-Mart Stores, Inc.............................. 422,794  28,056,610
    Walgreens Boots Alliance, Inc..................... 142,390  11,351,331
    WD-40 Co..........................................  11,814   1,220,386
    Weis Markets, Inc.................................  18,204     739,446

                                     1573

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
*   WhiteWave Foods Co. (The).........................  54,703 $  2,065,038
    Whole Foods Market, Inc...........................  54,286    1,591,123
                                                               ------------
Total Consumer Staples................................          394,826,594
                                                               ------------
Energy -- (6.3%)
#*  Abraxas Petroleum Corp............................  16,753       19,098
    Adams Resources & Energy, Inc.....................   3,511      118,215
    Alon USA Energy, Inc..............................  58,308      733,515
    Anadarko Petroleum Corp...........................  73,150    2,859,433
#*  Antero Resources Corp.............................  20,857      566,685
    Apache Corp.......................................  44,003    1,871,888
    Archrock, Inc.....................................  44,829      268,974
#   Atwood Oceanics, Inc..............................  30,128      184,685
    Baker Hughes, Inc.................................  74,114    3,224,700
*   Barnwell Industries, Inc..........................   1,657        2,668
#*  Basic Energy Services, Inc........................  16,109       37,051
#   Bristow Group, Inc................................  18,707      435,125
    Cabot Oil & Gas Corp.............................. 111,368    2,310,886
#   California Resources Corp.........................  59,376       84,908
*   Callon Petroleum Co...............................  77,865      533,375
*   Cameron International Corp........................  71,494    4,694,296
#   CARBO Ceramics, Inc...............................   6,300      104,265
*   Carrizo Oil & Gas, Inc............................  41,187    1,117,403
    Cheniere Energy Partners L.P. Holdings LLC........   1,604       23,948
#*  Cheniere Energy, Inc..............................  39,587    1,189,589
    Chevron Corp...................................... 342,238   29,593,320
    Cimarex Energy Co.................................  33,911    3,153,723
#*  Clayton Williams Energy, Inc......................  12,230      210,111
#*  Clean Energy Fuels Corp...........................  20,700       55,476
*   Cobalt International Energy, Inc.................. 268,350    1,017,047
    Columbia Pipeline Group, Inc......................  38,085      706,477
*   Concho Resources, Inc.............................  24,044    2,287,306
    ConocoPhillips.................................... 259,134   10,126,957
#*  Continental Resources, Inc........................  53,877    1,137,343
#   Core Laboratories NV..............................  15,494    1,524,610
#   CVR Energy, Inc...................................  38,443    1,346,274
#*  Dawson Geophysical Co.............................  12,469       39,651
    Delek US Holdings, Inc............................  53,388      908,664
    Devon Energy Corp.................................  42,464    1,184,746
    DHT Holdings, Inc.................................  78,175      451,852
#   Diamond Offshore Drilling, Inc....................  10,739      199,638
#*  Diamondback Energy, Inc...........................  43,524    3,288,238
#*  Dorian LPG, Ltd...................................   8,582       90,798
#*  Dril-Quip, Inc....................................  28,905    1,694,989
#   Energen Corp......................................  30,345    1,070,268
*   ENGlobal Corp.....................................  13,358       12,114
#   EnLink Midstream LLC..............................  47,468      600,470
    EOG Resources, Inc................................ 142,659   10,131,642
#*  EP Energy Corp. Class A...........................  18,710       69,975
    EQT Corp..........................................  21,627    1,335,251
*   Era Group, Inc....................................  15,982      146,715
    Evolution Petroleum Corp..........................  12,134       56,544
*   Exterran Corp.....................................  22,414      370,279

                                     1574

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
    Exxon Mobil Corp.................................. 1,242,880 $96,758,208
*   FieldPoint Petroleum Corp.........................     3,800       1,672
*   FMC Technologies, Inc.............................   117,463   2,954,194
#*  Forum Energy Technologies, Inc....................    11,960     134,072
#   GasLog, Ltd.......................................    17,398     129,963
#*  Gastar Exploration, Inc...........................    26,086      31,042
#*  Geospace Technologies Corp........................     8,662      93,636
    Green Plains, Inc.................................    28,206     534,504
    Gulf Island Fabrication, Inc......................    11,186      97,542
*   Gulfport Energy Corp..............................    55,499   1,639,995
    Halliburton Co....................................   180,377   5,734,185
#*  Harvest Natural Resources, Inc....................    16,817       9,044
*   Helix Energy Solutions Group, Inc.................    33,654     135,626
#   Helmerich & Payne, Inc............................    76,103   3,866,032
    Hess Corp.........................................    50,346   2,139,705
    HollyFrontier Corp................................    99,896   3,493,363
#*  Hornbeck Offshore Services, Inc...................    12,293      99,942
*   ION Geophysical Corp..............................    23,576      10,607
    Kinder Morgan, Inc................................   331,763   5,457,501
#*  Kosmos Energy, Ltd................................   135,726     620,268
#*  Laredo Petroleum, Inc.............................    50,622     392,827
    Marathon Oil Corp.................................   127,897   1,244,438
    Marathon Petroleum Corp...........................   230,268   9,622,900
#*  Matador Resources Co..............................    62,911   1,008,463
*   Matrix Service Co.................................    22,162     420,192
#*  Memorial Resource Development Corp................   135,424   2,154,596
#*  Mitcham Industries, Inc...........................     4,347      11,867
#   Murphy Oil Corp...................................    62,633   1,228,233
    Nabors Industries, Ltd............................   105,151     773,911
#   National Oilwell Varco, Inc.......................    84,521   2,750,313
*   Natural Gas Services Group, Inc...................    12,471     235,951
*   Newfield Exploration Co...........................    94,469   2,746,214
*   Newpark Resources, Inc............................    58,100     282,947
#   Noble Corp. P.L.C.................................   172,593   1,344,499
    Noble Energy, Inc.................................   117,214   3,794,217
#*  Northern Oil and Gas, Inc.........................     7,558      24,941
#*  Oasis Petroleum, Inc..............................     6,600      35,310
    Occidental Petroleum Corp.........................   122,573   8,436,700
#   Oceaneering International, Inc....................    85,341   2,888,793
*   Oil States International, Inc.....................    34,419     971,648
#   ONEOK, Inc........................................    49,749   1,239,248
    Panhandle Oil and Gas, Inc. Class A...............    12,558     181,212
#*  Par Pacific Holdings, Inc.........................     6,534     156,293
#*  Parker Drilling Co................................    78,611     107,697
*   Parsley Energy, Inc. Class A......................    77,414   1,490,994
    Patterson-UTI Energy, Inc.........................   140,685   2,023,050
    PBF Energy, Inc. Class A..........................    85,211   2,981,533
#*  PDC Energy, Inc...................................    35,454   2,016,269
*   PetroQuest Energy, Inc............................    39,125      18,389
*   PHI, Inc. Non-voting..............................     8,107     146,980
*   PHI, Inc. Voting..................................       212       3,750
    Phillips 66.......................................   121,817   9,763,633
*   Pioneer Energy Services Corp......................     6,600       9,042

                                     1575

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
    Pioneer Natural Resources Co......................  30,649 $  3,798,944
#   QEP Resources, Inc................................  50,411      646,269
#   Range Resources Corp..............................  49,607    1,466,383
#*  Renewable Energy Group, Inc.......................  47,028      325,904
#*  REX American Resources Corp.......................   5,662      302,521
#*  Rex Energy Corp...................................  11,986        8,908
#*  Rice Energy, Inc..................................  53,628      625,839
#*  RigNet, Inc.......................................  14,746      215,144
*   Ring Energy, Inc..................................   4,134       22,861
#   Rowan Cos. P.L.C. Class A.........................  87,895    1,111,872
#   RPC, Inc.......................................... 135,339    1,687,677
#*  RSP Permian, Inc..................................  23,494      553,284
#   Schlumberger, Ltd................................. 338,808   24,485,654
    Scorpio Tankers, Inc.............................. 192,036    1,171,420
#*  SEACOR Holdings, Inc..............................  16,024      737,264
    SemGroup Corp. Class A............................  29,805      659,883
#   Ship Finance International, Ltd...................  57,055      763,966
#   SM Energy Co......................................  49,236      688,319
#*  Southwestern Energy Co............................   7,000       62,230
#   Spectra Energy Corp...............................  47,389    1,300,828
*   Steel Excel, Inc..................................   6,180       88,312
#*  Stone Energy Corp.................................   7,900       24,332
    Superior Energy Services, Inc.....................  70,159      723,339
#*  Synergy Resources Corp............................  84,867      538,057
#*  Synthesis Energy Systems, Inc.....................   9,454        6,051
#   Targa Resources Corp..............................  28,158      632,710
#   Teekay Corp.......................................  54,053      370,263
    Teekay Tankers, Ltd. Class A......................  45,610      208,438
#   Tesco Corp........................................  21,030      143,004
    Tesoro Corp.......................................  90,159    7,866,373
*   TETRA Technologies, Inc...........................  84,315      521,910
#   Transocean, Ltd................................... 250,308    2,608,209
#*  Unit Corp.........................................     876        9,137
#   US Silica Holdings, Inc...........................  11,672      217,683
*   Vaalco Energy, Inc................................  31,137       43,903
    Valero Energy Corp................................ 198,320   13,459,978
#*  W&T Offshore, Inc.................................   2,426        4,731
#*  Weatherford International P.L.C................... 231,366    1,559,407
    Western Refining, Inc............................. 103,947    3,419,856
#*  Whiting Petroleum Corp............................  23,180      170,373
#*  Willbros Group, Inc...............................  17,887       34,701
    Williams Cos., Inc. (The).........................  88,285    1,703,900
    World Fuel Services Corp..........................  44,069    1,716,488
#*  WPX Energy, Inc...................................  60,429      327,525
*   Yuma Energy, Inc..................................   1,933          421
                                                               ------------
Total Energy..........................................          354,673,607
                                                               ------------
Financials -- (16.1%)
    1st Source Corp...................................  23,987      724,887
    A-Mark Precious Metals, Inc.......................     519        8,787
#   Access National Corp..............................   4,611       86,733
*   Affiliated Managers Group, Inc....................  21,204    2,845,365
    Aflac, Inc........................................  89,101    5,164,294

                                     1576

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Alexander & Baldwin, Inc..........................    55,434 $ 1,679,650
*   Alleghany Corp....................................     7,207   3,444,369
    Allied World Assurance Co. Holdings AG............    74,679   2,732,505
    Allstate Corp. (The)..............................   108,567   6,579,160
#*  Ally Financial, Inc...............................   270,376   4,285,460
#*  Altisource Asset Management Corp..................       743      11,479
#*  Altisource Portfolio Solutions SA.................    10,584     305,878
#*  Ambac Financial Group, Inc........................    17,852     250,642
    American Equity Investment Life Holding Co........    88,915   1,617,364
    American Express Co...............................   241,203  12,904,360
    American Financial Group, Inc.....................    68,646   4,872,493
*   American Independence Corp........................        75       1,507
    American International Group, Inc.................   269,115  15,199,615
    American National Bankshares, Inc.................     3,521      88,025
    American National Insurance Co....................    16,693   1,622,226
*   American River Bankshares.........................     2,071      21,248
    Ameriprise Financial, Inc.........................    49,955   4,528,421
    Ameris Bancorp....................................    30,319     877,129
    AMERISAFE, Inc....................................    19,835   1,011,783
    AmeriServ Financial, Inc..........................     3,367      10,505
    AmTrust Financial Services, Inc...................    67,049   3,834,532
    Aon P.L.C.........................................    39,459   3,465,684
*   Arch Capital Group, Ltd...........................    57,133   3,859,334
    Argo Group International Holdings, Ltd............    24,191   1,374,775
    Arrow Financial Corp..............................     9,512     261,770
    Arthur J Gallagher & Co...........................    46,479   1,749,470
#   Artisan Partners Asset Management, Inc. Class A...    14,277     446,870
    Aspen Insurance Holdings, Ltd.....................    55,604   2,586,142
    Associated Banc-Corp..............................   113,610   1,993,855
*   Associated Capital Group, Inc. Class A............     4,711     127,574
    Assurant, Inc.....................................    51,999   4,228,039
    Assured Guaranty, Ltd.............................   130,351   3,099,747
*   Asta Funding, Inc.................................     6,257      46,865
    Astoria Financial Corp............................   117,692   1,780,680
*   Atlantic Coast Financial Corp.....................     1,768       9,812
#*  Atlanticus Holdings Corp..........................    12,895      39,072
*   Atlas Financial Holdings, Inc.....................     3,252      56,650
    Auburn National Bancorporation, Inc...............       757      20,575
#*  AV Homes, Inc.....................................     4,357      44,529
    Axis Capital Holdings, Ltd........................    59,651   3,215,785
    Baldwin & Lyons, Inc. Class A.....................       298       7,107
    Baldwin & Lyons, Inc. Class B.....................     7,538     186,415
    Banc of California, Inc...........................    12,033     181,698
    BancFirst Corp....................................    13,593     760,392
*   Bancorp, Inc. (The)...............................    28,559     128,516
    BancorpSouth, Inc.................................    92,038   1,921,753
    Bank Mutual Corp..................................    43,660     344,041
    Bank of America Corp.............................. 1,703,565  24,088,409
    Bank of Commerce Holdings.........................     4,204      24,762
#   Bank of Hawaii Corp...............................    41,687   2,498,302
#   Bank of Marin Bancorp.............................     2,768     149,417
    Bank of New York Mellon Corp. (The)...............   161,097   5,834,933
    Bank of the Ozarks, Inc...........................    65,508   2,904,625

                                     1577

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    BankFinancial Corp................................  25,109 $   308,087
    BankUnited, Inc...................................  68,137   2,296,217
    Banner Corp.......................................  25,441   1,055,801
#   Bar Harbor Bankshares.............................   3,157     109,548
    BB&T Corp......................................... 146,736   4,792,398
    BBCN Bancorp, Inc................................. 100,546   1,528,299
*   BBX Capital Corp. Class A.........................   1,030      13,812
    BCB Bancorp, Inc..................................   2,691      28,175
*   Bear State Financial, Inc.........................     110         974
*   Beneficial Bancorp, Inc...........................  67,408     872,934
*   Berkshire Hathaway, Inc. Class B.................. 124,721  16,185,044
    Berkshire Hills Bancorp, Inc......................  32,947     915,268
    BGC Partners, Inc. Class A........................ 265,542   2,429,709
    BlackRock, Inc....................................  23,004   7,229,237
    BNC Bancorp.......................................   7,132     165,605
#*  BofI Holding, Inc.................................  55,788     957,322
#   BOK Financial Corp................................  39,251   1,962,943
    Boston Private Financial Holdings, Inc............ 105,155   1,088,354
    Bridge Bancorp, Inc...............................   4,164     121,214
    Brookline Bancorp, Inc............................  85,451     953,633
    Brown & Brown, Inc................................ 107,972   3,266,153
    Bryn Mawr Bank Corp...............................  16,383     429,726
    C&F Financial Corp................................     353      13,502
    Calamos Asset Management, Inc. Class A............  16,584     159,041
    California First National Bancorp.................   1,859      25,394
    Camden National Corp..............................   7,134     299,414
    Cape Bancorp, Inc.................................   6,708      88,881
    Capital Bank Financial Corp. Class A..............  14,927     454,527
    Capital City Bank Group, Inc......................   9,210     130,322
    Capital One Financial Corp........................ 121,877   7,997,569
#   Capitol Federal Financial, Inc.................... 147,859   1,814,230
    Cardinal Financial Corp...........................  33,261     634,287
*   Carolina Bank Holdings, Inc.......................     900      15,075
*   Cascade Bancorp...................................  24,141     130,361
#   Cash America International, Inc...................  32,186     963,649
    Cathay General Bancorp............................  75,004   2,100,112
    CBOE Holdings, Inc................................  32,258   2,149,028
*   CBRE Group, Inc. Class A..........................  83,463   2,334,460
    CenterState Banks, Inc............................  41,237     585,153
    Central Pacific Financial Corp....................  23,859     499,846
    Century Bancorp, Inc. Class A.....................   1,308      52,974
    Charles Schwab Corp. (The)........................ 114,256   2,916,956
    Charter Financial Corp............................   4,251      57,133
    Chemical Financial Corp...........................  30,903     984,570
    Chicopee Bancorp, Inc.............................   3,900      70,200
    Chubb, Ltd........................................  88,808  10,041,521
#   Cincinnati Financial Corp.........................  69,527   4,006,841
    CIT Group, Inc....................................  67,470   1,980,244
    Citigroup, Inc.................................... 539,405  22,967,865
    Citizens & Northern Corp..........................   4,076      82,131
    Citizens Community Bancorp, Inc...................   1,100      10,054
    Citizens Financial Group, Inc.....................   4,506      95,753
    Citizens Holding Co...............................     200       4,622

                                     1578

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  Citizens, Inc.....................................  28,479 $  184,544
    City Holding Co...................................  12,822    570,066
    CKX Lands, Inc....................................      39        376
    Clifton Bancorp, Inc..............................  31,379    452,799
    CME Group, Inc....................................  63,511  5,706,463
    CNA Financial Corp................................  71,240  2,367,305
    CNB Financial Corp................................   6,178    112,378
#   CNO Financial Group, Inc.......................... 150,916  2,625,938
    CoBiz Financial, Inc..............................  39,013    428,753
    Codorus Valley Bancorp, Inc.......................     593     12,115
    Cohen & Steers, Inc...............................  15,502    468,470
*   Colony Bankcorp, Inc..............................     327      3,044
    Columbia Banking System, Inc......................  66,541  1,971,610
    Comerica, Inc.....................................  77,565  2,660,479
#   Commerce Bancshares, Inc..........................  76,911  3,163,349
    Commercial National Financial Corp................     923     19,383
    Community Bank System, Inc........................  39,873  1,500,820
*   Community Bankers Trust Corp......................     700      3,528
    Community Trust Bancorp, Inc......................  19,219    669,590
    ConnectOne Bancorp, Inc...........................  15,832    263,286
#   Consolidated-Tomoka Land Co.......................   5,164    239,868
*   Consumer Portfolio Services, Inc..................  34,102    151,413
#*  Cowen Group, Inc. Class A.........................  83,302    238,244
    Crawford & Co. Class A............................  16,580     73,118
    Crawford & Co. Class B............................  16,901     76,900
#*  Credit Acceptance Corp............................  19,353  3,463,413
*   CU Bancorp........................................     899     20,542
#   Cullen/Frost Bankers, Inc.........................  45,690  2,186,723
*   Customers Bancorp, Inc............................  19,370    486,187
    CVB Financial Corp................................  94,047  1,439,860
#   Diamond Hill Investment Group, Inc................   2,203    372,417
    Dime Community Bancshares, Inc....................  44,912    772,037
    Discover Financial Services....................... 127,515  5,838,912
    Donegal Group, Inc. Class A.......................  16,420    231,686
    Donegal Group, Inc. Class B.......................   1,947     30,081
*   E*TRADE Financial Corp............................ 169,915  4,003,197
#*  Eagle Bancorp, Inc................................  15,679    740,676
    East West Bancorp, Inc............................  90,804  2,943,866
    Eastern Virginia Bankshares, Inc..................     889      5,983
#   Eaton Vance Corp..................................  69,868  2,002,417
#*  eHealth, Inc......................................  11,757    123,331
    EMC Insurance Group, Inc..........................  15,711    365,438
#*  Emergent Capital, Inc.............................   3,823     16,821
    Employers Holdings, Inc...........................  36,599    911,681
#*  Encore Capital Group, Inc.........................  29,133    667,728
    Endurance Specialty Holdings, Ltd.................  56,900  3,523,817
*   Enova International, Inc..........................  20,941    116,641
#*  Enstar Group, Ltd.................................  10,517  1,677,987
    Enterprise Bancorp, Inc...........................   3,460     81,967
    Enterprise Financial Services Corp................  17,320    491,715
    Erie Indemnity Co. Class A........................  30,211  2,903,579
    ESSA Bancorp, Inc.................................   7,111     96,070
    Evans Bancorp, Inc................................     807     20,135

                                     1579

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   EverBank Financial Corp...........................  58,738 $  826,444
    Evercore Partners, Inc. Class A...................  42,861  1,936,031
    Everest Re Group, Ltd.............................  24,621  4,405,682
#*  Ezcorp, Inc. Class A..............................  16,836     51,181
#   FactSet Research Systems, Inc.....................  14,215  2,142,200
#*  Farmers Capital Bank Corp.........................   4,507    121,644
    Farmers National Banc Corp........................     490      4,033
    FBL Financial Group, Inc. Class A.................  19,223  1,173,756
*   FCB Financial Holdings, Inc. Class A..............   9,901    332,872
    Federal Agricultural Mortgage Corp. Class A.......     635     16,986
    Federal Agricultural Mortgage Corp. Class C.......   9,092    296,490
#   Federated Investors, Inc. Class B.................  94,354  2,386,213
    Federated National Holding Co.....................  17,267    427,186
    Fidelity & Guaranty Life..........................   2,628     65,831
    Fidelity Southern Corp............................  21,633    341,801
    Fifth Third Bancorp............................... 331,250  5,233,750
#   Financial Engines, Inc............................   7,304    196,989
    Financial Institutions, Inc.......................  12,812    351,689
*   First Acceptance Corp.............................  16,289     33,392
#   First American Financial Corp.....................  85,258  2,930,317
*   First BanCorp(318672706)..........................  62,228    161,793
    First Bancorp(318910106)..........................  13,065    244,969
    First Bancorp, Inc................................   3,862     73,803
    First Busey Corp..................................  23,748    437,676
    First Business Financial Services, Inc............   5,567    127,818
#*  First Cash Financial Services, Inc................  27,205    965,778
    First Citizens BancShares, Inc. Class A...........   6,827  1,679,852
    First Commonwealth Financial Corp.................  88,042    768,607
    First Community Bancshares, Inc...................  12,273    227,664
    First Connecticut Bancorp., Inc...................   2,621     42,644
    First Defiance Financial Corp.....................   6,553    255,108
    First Financial Bancorp...........................  68,495  1,095,920
#   First Financial Bankshares, Inc...................  42,226  1,102,943
    First Financial Corp..............................   7,979    263,706
    First Financial Northwest, Inc....................  12,791    173,062
#   First Horizon National Corp....................... 175,264  2,231,111
    First Interstate BancSystem, Inc. Class A.........  24,131    650,330
    First Merchants Corp..............................  38,043    869,663
    First Midwest Bancorp, Inc........................  81,937  1,428,162
*   First NBC Bank Holding Co.........................  11,854    372,097
    First Niagara Financial Group, Inc................ 228,417  2,236,202
    First of Long Island Corp. (The)..................   3,331     96,699
    First Republic Bank...............................  37,743  2,566,524
    First South Bancorp, Inc..........................   4,040     33,734
*   First United Corp.................................   1,100     10,648
    FirstMerit Corp................................... 115,025  2,229,184
*   Flagstar Bancorp, Inc.............................  41,237    769,070
    Flushing Financial Corp...........................  34,568    760,496
    FNB Corp.......................................... 133,544  1,609,205
    FNF Group......................................... 140,300  4,542,914
#*  FNFV Group........................................  46,761    438,618
*   Forest City Realty Trust, Inc. Class B............   1,096     21,514
#*  Forestar Group, Inc...............................  40,465    367,422

                                     1580

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Fox Chase Bancorp, Inc............................  11,706 $   229,086
    Franklin Resources, Inc...........................  61,777   2,141,191
#*  FRP Holdings, Inc.................................   5,382     163,398
    Fulton Financial Corp............................. 183,620   2,359,517
    Gain Capital Holdings, Inc........................  43,022     299,433
    GAMCO Investors, Inc. Class A.....................   4,711     136,996
#*  Genworth Financial, Inc. Class A.................. 172,843     480,504
#   German American Bancorp, Inc......................  10,778     342,956
    Glacier Bancorp, Inc..............................  66,791   1,575,600
*   Global Indemnity P.L.C............................  12,712     382,250
    Goldman Sachs Group, Inc. (The)...................  78,303  12,650,633
    Great Southern Bancorp, Inc.......................  14,349     569,225
#*  Green Dot Corp. Class A...........................  48,036     853,600
#   Greenhill & Co., Inc..............................  23,083     548,914
#*  Greenlight Capital Re, Ltd. Class A...............  27,194     528,107
    Griffin Industrial Realty, Inc....................   2,369      56,951
    Guaranty Bancorp..................................  17,142     270,158
*   Hallmark Financial Services, Inc..................  16,716     182,204
    Hancock Holding Co................................  65,436   1,567,847
    Hanmi Financial Corp..............................  34,269     743,637
    Hanover Insurance Group, Inc. (The)...............  37,423   3,049,600
    Harleysville Savings Financial Corp...............   1,326      24,200
    Hartford Financial Services Group, Inc. (The)..... 201,230   8,085,421
    Hawthorn Bancshares, Inc..........................     260       3,973
#   HCI Group, Inc....................................  15,928     529,606
    Heartland Financial USA, Inc......................  16,676     499,446
    Heritage Commerce Corp............................  27,093     265,782
#   Heritage Financial Corp...........................  27,285     494,131
    Heritage Insurance Holdings, Inc..................   5,165     102,370
    HF Financial Corp.................................     761      13,219
*   HFF, Inc. Class A.................................  23,651     675,709
*   Hilltop Holdings, Inc.............................  87,866   1,403,220
#   Hingham Institution for Savings...................     248      30,506
*   HMN Financial, Inc................................     212       2,442
    Home Bancorp, Inc.................................   3,783      96,504
    Home BancShares, Inc..............................  60,191   2,329,994
*   HomeStreet, Inc...................................  21,631     443,003
*   HomeTrust Bancshares, Inc.........................   6,307     116,680
    HopFed Bancorp, Inc...............................   1,664      19,086
    Horace Mann Educators Corp........................  33,385   1,025,587
    Horizon Bancorp...................................   4,889     125,501
*   Howard Hughes Corp. (The).........................  27,641   2,626,724
    Huntington Bancshares, Inc........................ 359,754   3,086,689
    Iberiabank Corp...................................  30,893   1,478,230
    Independence Holding Co...........................   7,404     113,577
    Independent Bank Corp.............................  23,260   1,063,215
#   Independent Bank Group, Inc.......................   7,345     219,689
    Infinity Property & Casualty Corp.................   7,323     581,373
    Interactive Brokers Group, Inc. Class A...........  63,383   2,045,369
    Intercontinental Exchange, Inc....................  21,406   5,646,903
    International Bancshares Corp.....................  60,475   1,402,415
*   INTL. FCStone, Inc................................  22,739     641,012
    Invesco, Ltd...................................... 180,449   5,400,839

                                     1581

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Investment Technology Group, Inc..................  28,559 $   491,500
#   Investors Bancorp, Inc............................ 249,550   2,917,239
    Investors Title Co................................     675      58,388
    Janus Capital Group, Inc.......................... 126,443   1,591,917
    Jones Lang LaSalle, Inc...........................  26,326   3,704,595
    JPMorgan Chase & Co............................... 881,154  52,428,663
#*  KCG Holdings, Inc. Class A........................  44,359     453,349
    Kearny Financial Corp.............................  52,959     640,274
    Kemper Corp.......................................  54,792   1,893,612
    Kennedy-Wilson Holdings, Inc......................  57,496   1,166,019
    Kentucky First Federal Bancorp....................   1,549      14,406
    KeyCorp........................................... 362,394   4,044,317
#*  Ladenburg Thalmann Financial Services, Inc........  61,209     143,841
    Lake Shore Bancorp, Inc...........................     125       1,678
    Lake Sunapee Bank Group...........................   2,140      29,404
    Lakeland Bancorp, Inc.............................  25,875     290,059
    Lakeland Financial Corp...........................  15,824     692,933
#   Landmark Bancorp, Inc.............................   1,403      34,991
    LegacyTexas Financial Group, Inc..................  37,290     728,274
    Legg Mason, Inc...................................  86,474   2,647,834
#*  LendingTree, Inc..................................   7,617     561,297
    Leucadia National Corp............................ 108,884   1,803,119
    Lincoln National Corp............................. 105,037   4,144,760
    Loews Corp........................................ 102,505   3,793,710
#   LPL Financial Holdings, Inc....................... 102,729   3,125,016
    M&T Bank Corp.....................................  47,957   5,283,902
    Macatawa Bank Corp................................  18,166     106,453
    Mackinac Financial Corp...........................   1,448      15,204
    Maiden Holdings, Ltd..............................  72,371     926,349
    MainSource Financial Group, Inc...................  17,966     398,486
    Manning & Napier, Inc.............................   4,660      38,398
*   Marcus & Millichap, Inc...........................  20,972     495,778
*   Markel Corp.......................................   6,509   5,470,554
    MarketAxess Holdings, Inc.........................  18,326   2,130,031
    Marlin Business Services Corp.....................  14,523     227,575
    Marsh & McLennan Cos., Inc........................  55,808   2,976,241
*   Maui Land & Pineapple Co., Inc....................   1,700       9,010
    MB Financial, Inc.................................  69,284   2,156,118
#*  MBIA, Inc......................................... 166,900   1,111,554
*   MBT Financial Corp................................   3,975      32,436
    McGraw Hill Financial, Inc........................  20,001   1,700,485
    Mercantile Bank Corp..............................   9,020     201,597
    Merchants Bancshares, Inc.........................   2,632      76,618
    Mercury General Corp..............................  39,957   1,855,204
    Meridian Bancorp, Inc.............................  39,567     555,916
    Meta Financial Group, Inc.........................   5,980     259,293
    MetLife, Inc...................................... 165,434   7,386,628
    Metro Bancorp, Inc................................  13,124     374,296
*   MGIC Investment Corp.............................. 111,894     740,738
    MidSouth Bancorp, Inc.............................   7,404      56,937
    MidWestOne Financial Group, Inc...................   6,223     175,177
#   Moelis & Co. Class A..............................  11,401     290,041
    Moody's Corp......................................  27,726   2,471,496

                                     1582

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Morgan Stanley.................................... 254,510 $6,586,719
    Morningstar, Inc..................................  19,947  1,603,938
*   MSB Financial Corp................................     782      9,689
    MSCI, Inc.........................................  67,973  4,679,261
    MutualFirst Financial, Inc........................   1,660     41,367
    Nasdaq, Inc.......................................  75,383  4,673,746
    National Bank Holdings Corp. Class A..............  23,165    456,119
    National General Holdings Corp....................   9,482    187,649
    National Interstate Corp..........................  16,556    406,119
    National Penn Bancshares, Inc..................... 137,574  1,568,344
    National Western Life Group, Inc. Class A.........   1,043    240,651
#*  Nationstar Mortgage Holdings, Inc.................   6,015     60,752
    Navient Corp...................................... 171,241  1,637,064
*   Navigators Group, Inc. (The)......................  13,888  1,216,728
    NBT Bancorp, Inc..................................  38,199    989,354
    Nelnet, Inc. Class A..............................  32,990  1,071,185
    New York Community Bancorp, Inc................... 138,758  2,147,974
    NewBridge Bancorp.................................  13,336    150,964
*   NewStar Financial, Inc............................  34,788    266,476
*   Nicholas Financial, Inc...........................     945      9,781
*   NMI Holdings, Inc. Class A........................  29,207    153,337
    Northeast Community Bancorp, Inc..................   5,046     34,817
#   Northern Trust Corp...............................  66,135  4,105,661
#   Northfield Bancorp, Inc...........................  56,741    878,351
    Northrim BanCorp, Inc.............................   5,749    132,859
#   NorthStar Asset Management Group, Inc.............  38,677    446,333
    Northwest Bancshares, Inc......................... 116,842  1,468,704
    Norwood Financial Corp............................      71      1,971
    Ocean Shore Holding Co............................   3,233     58,097
    OceanFirst Financial Corp.........................  16,152    286,213
#*  Ocwen Financial Corp..............................  62,760    339,532
    OFG Bancorp.......................................  30,447    171,112
    Ohio Valley Banc Corp.............................   1,078     25,042
    Old Line Bancshares, Inc..........................      98      1,709
    Old National Bancorp.............................. 133,396  1,643,439
    Old Republic International Corp................... 188,994  3,417,012
*   Old Second Bancorp, Inc...........................   9,603     68,277
    OneBeacon Insurance Group, Ltd. Class A...........  23,662    303,820
*   OneMain Holdings, Inc.............................  42,391  1,120,394
#   Oppenheimer Holdings, Inc. Class A................  12,812    196,408
    Opus Bank.........................................   4,620    152,414
    Oritani Financial Corp............................  52,393    876,011
    Pacific Continental Corp..........................  13,760    222,086
*   Pacific Mercantile Bancorp........................   4,434     30,949
*   Pacific Premier Bancorp, Inc......................  22,206    455,889
    PacWest Bancorp...................................  77,109  2,830,671
    Park National Corp................................   9,540    840,569
    Park Sterling Corp................................  18,146    132,829
    PartnerRe, Ltd....................................  37,587  5,277,215
    Peapack Gladstone Financial Corp..................   8,813    190,008
    Penns Woods Bancorp, Inc..........................   2,817    110,821
*   PennyMac Financial Services, Inc. Class A.........   6,397     76,188
#   People's United Financial, Inc.................... 224,184  3,221,524

                                     1583

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Peoples Bancorp of North Carolina, Inc............     126 $    2,414
#   Peoples Bancorp, Inc..............................  12,052    206,812
    Peoples Financial Services Corp...................     759     28,083
*   PHH Corp..........................................  35,479    435,682
*   Phoenix Cos., Inc. (The)..........................   3,177    116,755
*   PICO Holdings, Inc................................  11,444    100,478
    Pinnacle Financial Partners, Inc..................  29,487  1,469,927
*   Piper Jaffray Cos.................................  10,445    355,130
    PNC Financial Services Group, Inc. (The)..........  90,112  7,808,205
    Popular, Inc......................................  74,878  1,882,433
#*  PRA Group, Inc....................................  43,323  1,288,859
    Preferred Bank....................................   7,618    247,585
    Premier Financial Bancorp, Inc....................   1,908     29,211
#   Primerica, Inc....................................  52,427  2,359,739
    Principal Financial Group, Inc.................... 133,424  5,070,112
    PrivateBancorp, Inc...............................  61,830  2,326,663
    ProAssurance Corp.................................  46,279  2,319,503
    Progressive Corp. (The)........................... 221,290  6,915,312
    Prosperity Bancshares, Inc........................  50,673  2,148,535
    Provident Financial Holdings, Inc.................   6,300    110,124
#   Provident Financial Services, Inc.................  57,300  1,125,372
    Prudential Bancorp, Inc...........................   1,572     24,555
    Prudential Financial, Inc.........................  78,816  5,523,425
    Pulaski Financial Corp............................   4,605     65,483
    Pzena Investment Management, Inc. Class A.........   7,948     61,200
    QC Holdings, Inc..................................   6,412      4,040
    QCR Holdings, Inc.................................   2,086     47,895
    Radian Group, Inc.................................  80,134    806,148
    Raymond James Financial, Inc......................  55,106  2,414,194
    RE/MAX Holdings, Inc. Class A.....................   6,610    230,160
*   Realogy Holdings Corp.............................  69,317  2,273,598
#*  Regional Management Corp..........................   8,646    114,646
    Regions Financial Corp............................ 562,877  4,570,561
    Reinsurance Group of America, Inc.................  37,409  3,150,960
    RenaissanceRe Holdings, Ltd.......................  41,644  4,691,197
    Renasant Corp.....................................  31,469    999,141
    Republic Bancorp, Inc. Class A....................  14,570    389,165
#*  Republic First Bancorp, Inc.......................   8,744     36,025
    Resource America, Inc. Class A....................  14,603     63,669
    Riverview Bancorp, Inc............................   5,533     23,903
    RLI Corp..........................................  35,939  2,131,183
*   Royal Bancshares of Pennsylvania, Inc. Class A....   4,578      9,476
    S&T Bancorp, Inc..................................  30,713    829,558
#*  Safeguard Scientifics, Inc........................  25,845    335,985
    Safety Insurance Group, Inc.......................  20,969  1,183,071
    Salisbury Bancorp, Inc............................     300      8,853
    Sandy Spring Bancorp, Inc.........................  21,310    566,846
#*  Santander Consumer USA Holdings, Inc.............. 127,965  1,337,234
    SB Financial Group, Inc...........................     600      6,354
*   Seacoast Banking Corp. of Florida.................  23,003    340,904
    SEI Investments Co................................  33,229  1,303,906
#   Selective Insurance Group, Inc....................  45,237  1,416,370
    ServisFirst Bancshares, Inc.......................   7,111    284,938

                                     1584

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Shore Bancshares, Inc.............................   1,418 $    16,194
    SI Financial Group, Inc...........................   4,396      61,368
    Sierra Bancorp....................................   8,846     160,997
*   Signature Bank....................................  35,450   4,939,603
    Simmons First National Corp. Class A..............  26,447   1,171,867
#*  SLM Corp.......................................... 393,064   2,515,610
    South State Corp..................................  21,303   1,424,106
*   Southcoast Financial Corp.........................   1,309      17,789
*   Southern First Bancshares, Inc....................      18         408
    Southern Missouri Bancorp, Inc....................     130       3,088
    Southern National Bancorp of Virginia, Inc........     417       5,459
    Southside Bancshares, Inc.........................  18,655     420,297
    Southwest Bancorp, Inc............................  23,593     394,947
#*  St Joe Co. (The)..................................  18,693     297,406
    StanCorp Financial Group, Inc.....................  34,695   3,978,129
    State Auto Financial Corp.........................  27,200     593,776
    State Bank Financial Corp.........................  13,974     269,139
    State Street Corp.................................  81,901   4,564,343
    Sterling Bancorp.................................. 106,554   1,673,963
    Stewart Information Services Corp.................  26,212     929,478
#*  Stifel Financial Corp.............................  46,240   1,547,190
    Stock Yards Bancorp, Inc..........................  15,361     600,308
    Stonegate Bank....................................   1,021      32,335
*   Stratus Properties, Inc...........................     271       6,471
    Suffolk Bancorp...................................  11,127     311,445
    Summit State Bank.................................     361       4,971
#*  Sun Bancorp, Inc..................................  10,228     214,583
    SunTrust Banks, Inc...............................  88,716   3,245,231
*   SVB Financial Group...............................  32,341   3,276,790
    Symetra Financial Corp............................  93,522   2,994,574
*   Synchrony Financial............................... 559,035  15,887,775
    Synovus Financial Corp............................  95,419   2,913,142
#   T Rowe Price Group, Inc...........................  41,199   2,923,069
    Talmer Bancorp, Inc. Class A......................  20,805     334,128
    TCF Financial Corp................................ 148,946   1,788,841
    TD Ameritrade Holding Corp........................ 121,664   3,355,493
#*  Tejon Ranch Co....................................  15,567     304,491
    Territorial Bancorp, Inc..........................  11,411     304,103
#   Teton Advisors, Inc. Class A......................      29       1,464
#*  Texas Capital Bancshares, Inc.....................  32,651   1,165,641
#   TFS Financial Corp................................ 140,255   2,447,450
    Timberland Bancorp, Inc...........................     899      11,229
#   Tompkins Financial Corp...........................  13,928     780,247
    Torchmark Corp....................................  46,106   2,505,400
    Towne Bank........................................  20,844     397,495
*   Transcontinental Realty Investors, Inc............     860       8,342
    Travelers Cos., Inc. (The)........................ 112,519  12,044,034
    Trico Bancshares..................................  21,503     548,542
*   Trinity Place Holdings, Inc.......................     699       4,180
#*  TriState Capital Holdings, Inc....................  17,856     212,486
    TrustCo Bank Corp. NY............................. 118,791     653,351
    Trustmark Corp....................................  69,683   1,507,940
    U.S. Bancorp...................................... 381,670  15,289,700

                                     1585

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    UMB Financial Corp................................    41,646 $  1,953,197
    Umpqua Holdings Corp..............................   159,325    2,307,026
    Union Bankshares Corp.............................    36,012      827,196
    Union Bankshares, Inc.............................       337        9,146
    United Bancshares, Inc............................       606       10,011
#   United Bankshares, Inc............................    56,827    1,908,251
    United Community Banks, Inc.......................    49,866      900,580
    United Community Financial Corp...................    31,095      190,612
    United Financial Bancorp, Inc.....................    48,512      548,186
    United Fire Group, Inc............................    16,701      645,160
#   United Insurance Holdings Corp....................     7,302      113,400
*   United Security Bancshares........................     2,118       11,035
    Unity Bancorp, Inc................................     2,462       28,387
#   Universal Insurance Holdings, Inc.................    55,727    1,044,324
    Univest Corp. of Pennsylvania.....................    15,869      312,302
    Unum Group........................................   116,597    3,339,338
    Validus Holdings, Ltd.............................    69,026    3,053,710
#   Valley National Bancorp...........................   184,348    1,622,262
    Value Line, Inc...................................     1,300       21,814
#   Virtus Investment Partners, Inc...................     6,864      604,032
    Voya Financial, Inc...............................    63,558    1,943,604
#   Waddell & Reed Financial, Inc. Class A............    39,058    1,071,752
*   Walker & Dunlop, Inc..............................    40,443      969,014
#   Washington Federal, Inc...........................   123,188    2,630,064
    Washington Trust Bancorp, Inc.....................    13,874      547,468
    Waterstone Financial, Inc.........................    31,997      443,158
    Wayne Savings Bancshares, Inc.....................       243        3,055
    Webster Financial Corp............................    73,199    2,428,011
    Wells Fargo & Co.................................. 1,199,886   60,270,274
    WesBanco, Inc.....................................    33,139      961,694
    West BanCorp, Inc.................................    14,921      268,578
#   Westamerica Bancorporation........................    27,883    1,217,651
*   Western Alliance Bancorp..........................    78,593    2,560,560
    Westfield Financial, Inc..........................    18,225      145,436
    Westwood Holdings Group, Inc......................     7,713      365,596
    White Mountains Insurance Group, Ltd..............     2,566    1,829,789
    Willis Towers Watson P.L.C........................    38,554    4,413,276
    Wilshire Bancorp, Inc.............................    86,809      919,307
    Wintrust Financial Corp...........................    40,741    1,714,789
#   WisdomTree Investments, Inc.......................    64,470      773,640
#*  World Acceptance Corp.............................     8,220      237,887
#   WR Berkley Corp...................................    60,320    3,025,048
    WSFS Financial Corp...............................    21,551      626,272
    WVS Financial Corp................................       757        8,713
    XL Group P.L.C....................................   118,012    4,279,115
#   Yadkin Financial Corp.............................    13,981      324,918
    Zions Bancorporation..............................    98,552    2,235,159
                                                                 ------------
Total Financials......................................            904,388,208
                                                                 ------------
Health Care -- (10.4%)
#   Abaxis, Inc.......................................    10,884      473,998
    Abbott Laboratories...............................   211,126    7,991,119
    AbbVie, Inc.......................................   109,207    5,995,464

                                     1586

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*  ABIOMED, Inc......................................   7,900 $   674,107
#*  Acadia Healthcare Co., Inc........................  45,315   2,765,574
#*  ACADIA Pharmaceuticals, Inc.......................   2,585      53,484
    Aceto Corp........................................  27,066     618,458
*   Acorda Therapeutics, Inc..........................  25,017     921,126
*   Adamas Pharmaceuticals, Inc.......................   4,117      70,565
    Adcare Health Systems, Inc........................   2,885       6,318
#*  Addus HomeCare Corp...............................  10,769     228,410
#*  Adeptus Health, Inc. Class A......................   2,100      99,078
    Aetna, Inc........................................ 103,394  10,529,645
#*  Affymetrix, Inc...................................  49,700     697,291
    Agilent Technologies, Inc.........................  92,958   3,499,869
#*  Air Methods Corp..................................  40,384   1,572,553
#*  Akorn, Inc........................................  43,352   1,126,718
#*  Albany Molecular Research, Inc....................  19,802     323,169
*   Alere, Inc........................................  60,074   2,234,753
*   Alexion Pharmaceuticals, Inc......................  14,497   2,115,547
#*  Align Technology, Inc.............................  36,980   2,445,857
*   Alkermes P.L.C....................................  16,011     512,512
*   Allergan P.L.C....................................  62,046  17,647,744
*   Alliance HealthCare Services, Inc.................   3,441      25,739
*   Allied Healthcare Products, Inc...................     500         455
*   Allscripts Healthcare Solutions, Inc.............. 132,175   1,821,371
*   Almost Family, Inc................................   9,837     376,167
#*  Alnylam Pharmaceuticals, Inc......................  14,740   1,016,176
*   AMAG Pharmaceuticals, Inc.........................   7,668     175,674
#*  Amedisys, Inc.....................................  23,177     828,578
    AmerisourceBergen Corp............................  29,592   2,650,260
    Amgen, Inc........................................  94,613  14,450,243
*   AMN Healthcare Services, Inc......................  49,083   1,382,668
*   Amphastar Pharmaceuticals, Inc....................   1,118      13,472
*   Amsurg Corp.......................................  55,757   4,080,855
#*  Anacor Pharmaceuticals, Inc.......................   5,456     409,909
    Analogic Corp.....................................   8,681     643,002
*   AngioDynamics, Inc................................  30,341     343,460
*   Anika Therapeutics, Inc...........................  16,224     610,347
    Anthem, Inc.......................................  83,721  10,924,753
#*  Assembly Biosciences, Inc.........................   5,469      28,001
#*  athenahealth, Inc.................................   6,828     968,210
#   Atrion Corp.......................................   1,573     590,693
    Baxalta, Inc......................................  48,294   1,932,243
    Baxter International, Inc.........................  85,768   3,139,109
#   Becton Dickinson and Co...........................  13,515   1,964,676
*   Bio-Rad Laboratories, Inc. Class A................  16,852   2,150,484
*   Bio-Rad Laboratories, Inc. Class B................     630      81,651
#   Bio-Techne Corp...................................  14,952   1,236,381
*   Biogen, Inc.......................................  16,395   4,476,819
*   BioMarin Pharmaceutical, Inc......................  15,781   1,168,110
#*  BioScrip, Inc.....................................  29,191      52,252
*   BioSpecifics Technologies Corp....................   3,854     147,146
*   BioTelemetry, Inc.................................  25,434     240,097
#*  Bluebird Bio, Inc.................................   5,225     216,106
*   Boston Scientific Corp............................ 257,387   4,511,994

                                     1587

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Bovie Medical Corp................................   6,717 $    14,777
    Bristol-Myers Squibb Co...........................  95,632   5,944,485
*   Brookdale Senior Living, Inc......................  76,117   1,239,185
*   Bruker Corp.......................................  48,734   1,088,230
#*  Cambrex Corp......................................  29,573   1,024,409
    Cantel Medical Corp...............................  27,844   1,653,098
*   Capital Senior Living Corp........................  34,466     631,762
    Cardinal Health, Inc..............................  31,700   2,579,429
*   Catalent, Inc.....................................  65,681   1,545,474
    Catalyst Biosciences, Inc.........................   1,430       3,160
*   Celgene Corp......................................  53,962   5,413,468
#*  Centene Corp......................................  61,758   3,832,701
*   Cerner Corp.......................................  28,400   1,647,484
*   Charles River Laboratories International, Inc.....  44,923   3,334,634
#   Chemed Corp.......................................  13,279   1,863,309
    Cigna Corp........................................  70,425   9,408,780
*   Civitas Solutions, Inc............................   1,328      31,952
#*  Clovis Oncology, Inc..............................   2,110      44,141
*   Community Health Systems, Inc..................... 131,067   2,815,319
#   Computer Programs & Systems, Inc..................   7,100     372,963
*   Concert Pharmaceuticals, Inc......................   6,875     104,981
    CONMED Corp.......................................  18,255     674,340
#   Cooper Cos., Inc. (The)...........................  19,448   2,550,605
*   Corvel Corp.......................................  16,326     744,792
    CR Bard, Inc......................................  11,679   2,140,410
*   Cross Country Healthcare, Inc.....................  21,341     307,310
    CryoLife, Inc.....................................  25,587     251,520
#*  Cumberland Pharmaceuticals, Inc...................  12,297      60,993
#*  Cutera, Inc.......................................   8,996     101,115
#*  Cynosure, Inc. Class A............................  14,888     538,946
*   DaVita HealthCare Partners, Inc................... 123,398   8,282,474
    DENTSPLY International, Inc.......................  36,585   2,154,491
#*  Depomed, Inc......................................  78,423   1,203,009
*   DexCom, Inc.......................................   9,406     670,460
    Digirad Corp......................................   8,621      42,846
*   Edwards Lifesciences Corp.........................  35,600   2,784,276
    Eli Lilly & Co....................................  54,013   4,272,428
#*  Emergent Biosolutions, Inc........................  29,833   1,091,888
#*  Endo International P.L.C..........................  45,930   2,547,737
    Ensign Group, Inc. (The)..........................  49,316   1,107,144
*   Envision Healthcare Holdings, Inc.................  75,413   1,666,627
*   Enzo Biochem, Inc.................................  22,936     108,717
*   Exactech, Inc.....................................  10,037     200,840
*   ExamWorks Group, Inc..............................  27,297     749,576
*   Express Scripts Holding Co........................ 187,197  13,453,848
*   Five Star Quality Care, Inc.......................  44,314     112,558
#*  Genesis Healthcare, Inc...........................  15,517      27,931
    Gilead Sciences, Inc.............................. 109,368   9,077,544
#*  Globus Medical, Inc. Class A......................  65,974   1,646,051
#*  Greatbatch, Inc...................................  17,820     688,030
#*  Haemonetics Corp..................................  34,528   1,092,466
*   Halyard Health, Inc...............................  15,613     387,202
#*  Hanger, Inc.......................................  25,138     339,112

                                     1588

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
*           Harvard Apparatus Regenerative Technology,
              Inc.........................................   4,721 $     7,601
#*          Harvard Bioscience, Inc.......................  31,221      92,726
*           HCA Holdings, Inc.............................  21,318   1,483,306
*           Health Net, Inc...............................  56,130   3,716,929
            HealthSouth Corp..............................  51,102   1,828,941
*           HealthStream, Inc.............................  32,726     716,699
#*          Healthways, Inc...............................  29,211     343,521
#*          Henry Schein, Inc.............................  28,323   4,289,235
            Hill-Rom Holdings, Inc........................  64,252   3,140,638
*           HMS Holdings Corp.............................  27,241     328,254
*           Hologic, Inc.................................. 116,533   3,955,130
#*          Horizon Pharma P.L.C.......................... 100,700   1,762,250
            Humana, Inc...................................  62,179  10,122,119
*           ICU Medical, Inc..............................  10,064     968,660
#*          Idera Pharmaceuticals, Inc....................  10,351      20,081
#*          IDEXX Laboratories, Inc.......................  26,214   1,838,650
#*          Illumina, Inc.................................   8,304   1,311,617
#*          Impax Laboratories, Inc.......................  48,223   1,806,916
*           IMS Health Holdings, Inc......................  46,709   1,079,912
#*          Incyte Corp...................................  30,212   2,131,759
*           Inogen, Inc...................................   9,499     315,747
#*          Insys Therapeutics, Inc.......................   9,373     162,622
*           Integra LifeSciences Holdings Corp............  25,389   1,560,154
#*          Intercept Pharmaceuticals, Inc................   3,431     364,475
#*          Intrexon Corp.................................  11,525     335,839
*           Intuitive Surgical, Inc.......................   3,021   1,633,908
            Invacare Corp.................................  32,928     507,420
#*          Ionis Pharmaceuticals, Inc....................   6,900     268,617
*           Iridex Corp...................................   3,478      33,493
#*          Jazz Pharmaceuticals P.L.C....................  10,459   1,346,492
            Johnson & Johnson............................. 406,645  42,470,004
*           Juniper Pharmaceuticals, Inc..................   3,200      25,408
            Kewaunee Scientific Corp......................   1,276      21,488
            Kindred Healthcare, Inc.......................  60,537     584,787
*           Laboratory Corp. of America Holdings..........  40,433   4,542,648
            Landauer, Inc.................................   4,479     137,237
#*          Lannett Co., Inc..............................  35,863     914,865
            LeMaitre Vascular, Inc........................  15,526     226,680
#*          Lexicon Pharmaceuticals, Inc..................   1,446      14,735
*           LHC Group, Inc................................  14,477     548,968
*           LifePoint Health, Inc.........................  46,813   3,267,079
#*          Ligand Pharmaceuticals, Inc...................  11,658   1,165,450
#*          Lipocine, Inc.................................  16,503     149,517
*           LivaNova P.L.C................................  20,601   1,153,244
#*          Luminex Corp..................................  28,320     543,461
*           Magellan Health, Inc..........................  26,057   1,485,249
*           Mallinckrodt P.L.C............................  36,373   2,112,908
*           Masimo Corp...................................  40,186   1,476,835
            McKesson Corp.................................  22,964   3,696,745
(degrees)*  Medcath Corp..................................   9,997          --
#*          Medicines Co. (The)...........................  68,711   2,374,652
#*          MediciNova, Inc...............................   4,504      18,151
*           Medivation, Inc...............................  23,264     760,733

                                     1589

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
*   MEDNAX, Inc.......................................    63,776 $ 4,429,881
    Medtronic P.L.C...................................   190,286  14,446,513
    Merck & Co., Inc..................................   600,469  30,425,764
#   Meridian Bioscience, Inc..........................    39,617     762,627
*   Merit Medical Systems, Inc........................    36,000     595,800
*   Mettler-Toledo International, Inc.................     4,295   1,343,691
*   Misonix, Inc......................................       434       3,333
#*  Molina Healthcare, Inc............................    52,582   2,887,278
*   Momenta Pharmaceuticals, Inc......................    13,135     163,137
*   Mylan NV..........................................    55,296   2,913,546
*   Myriad Genetics, Inc..............................    57,031   2,222,498
    National HealthCare Corp..........................    10,043     634,215
    National Research Corp. Class A...................     8,340     125,851
    National Research Corp. Class B...................     1,390      46,718
*   Natus Medical, Inc................................    23,699     836,101
#*  Nektar Therapeutics...............................    65,503     893,461
*   Neogen Corp.......................................    22,624   1,180,520
*   Neurocrine Biosciences, Inc.......................    11,815     502,728
*   NewLink Genetics Corp.............................     3,592      87,501
*   NuVasive, Inc.....................................    35,146   1,620,934
*   Ohr Pharmaceutical, Inc...........................     3,900      15,327
*   Omnicell, Inc.....................................    26,428     739,720
#*  OPKO Health, Inc..................................    75,685     608,507
#*  OraSure Technologies, Inc.........................    30,930     169,187
*   Orthofix International NV.........................    12,863     507,703
    Owens & Minor, Inc................................    57,503   1,992,479
#*  Pain Therapeutics, Inc............................    21,212      34,363
*   Paratek Pharmaceuticals, Inc......................       790      11,550
*   PAREXEL International Corp........................    49,066   3,138,261
#   Patterson Cos., Inc...............................    74,073   3,145,140
    PDL BioPharma, Inc................................    55,904     175,539
    PerkinElmer, Inc..................................    64,288   3,106,396
#*  Pernix Therapeutics Holdings, Inc.................     2,817       6,141
#   Perrigo Co. P.L.C.................................    13,081   1,891,251
    Pfizer, Inc....................................... 1,336,317  40,744,305
*   PharMerica Corp...................................    26,461     785,627
#   Phibro Animal Health Corp. Class A................     8,844     296,716
#*  Pozen, Inc........................................    19,179     125,622
*   Premier, Inc. Class A.............................    15,085     481,815
*   Prestige Brands Holdings, Inc.....................    49,203   2,296,796
#*  Progenics Pharmaceuticals, Inc....................    40,462     168,727
*   Providence Service Corp. (The)....................    16,836     747,518
#*  pSivida Corp......................................     4,893      16,685
    Quality Systems, Inc..............................    38,810     508,799
    Quest Diagnostics, Inc............................    62,366   4,095,575
#*  Quidel Corp.......................................    20,544     350,070
*   Quintiles Transnational Holdings, Inc.............    17,195   1,045,972
#*  Radius Health, Inc................................     2,398      76,808
*   RadNet, Inc.......................................    30,644     183,251
#*  Regeneron Pharmaceuticals, Inc....................    10,000   4,200,900
#*  Repligen Corp.....................................    20,912     463,201
#   ResMed, Inc.......................................    46,588   2,641,540
*   Rigel Pharmaceuticals, Inc........................    50,486     138,837

                                     1590

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   RTI Surgical, Inc.................................  58,638 $   188,228
*   Sagent Pharmaceuticals, Inc.......................  15,246     230,367
*   SciClone Pharmaceuticals, Inc.....................  37,986     303,508
*   SeaSpine Holdings Corp............................   6,547      94,670
#*  Seattle Genetics, Inc.............................  19,300     636,514
#   Select Medical Holdings Corp...................... 111,879   1,066,207
#*  Sequenom, Inc.....................................   3,146       5,065
    Simulations Plus, Inc.............................   6,152      68,349
*   Sirona Dental Systems, Inc........................  30,162   3,205,919
    Span-America Medical Systems, Inc.................   1,468      28,332
#*  Spectrum Pharmaceuticals, Inc.....................  20,600     102,176
    St Jude Medical, Inc..............................  69,631   3,680,695
#   STERIS P.L.C......................................  41,703   2,887,516
    Stryker Corp......................................  22,435   2,224,430
#*  Sucampo Pharmaceuticals, Inc. Class A.............  35,622     450,618
#*  Supernus Pharmaceuticals, Inc.....................  21,303     241,576
*   Surgical Care Affiliates, Inc.....................  31,255   1,333,651
*   SurModics, Inc....................................  15,209     303,420
*   Symmetry Surgical, Inc............................   7,787      68,681
#*  Synthetic Biologics, Inc..........................   1,710       2,719
*   Taro Pharmaceutical Industries, Ltd...............   8,549   1,246,444
#*  Team Health Holdings, Inc.........................  26,681   1,090,452
#   Teleflex, Inc.....................................  31,841   4,320,505
#*  Tenet Healthcare Corp.............................  68,727   1,863,876
#*  Theravance Biopharma, Inc.........................   1,483      24,351
    Thermo Fisher Scientific, Inc.....................  81,454  10,756,815
#*  Tonix Pharmaceuticals Holding Corp................   1,949       9,433
#*  Triple-S Management Corp. Class B.................  21,467     478,499
#*  Ultragenyx Pharmaceutical, Inc....................   4,840     271,766
#*  United Therapeutics Corp..........................  21,048   2,592,693
    UnitedHealth Group, Inc........................... 220,408  25,382,185
#   Universal American Corp...........................  74,211     469,014
    Universal Health Services, Inc. Class B...........  53,642   6,042,235
#   US Physical Therapy, Inc..........................  14,695     751,649
    Utah Medical Products, Inc........................   2,338     131,793
#*  Varian Medical Systems, Inc.......................  15,476   1,193,664
*   Vascular Solutions, Inc...........................  16,244     444,436
*   VCA, Inc..........................................  69,362   3,556,190
#*  Veeva Systems, Inc. Class A.......................  15,860     382,226
#*  Versartis, Inc....................................   2,405      26,792
*   Vertex Pharmaceuticals, Inc.......................  13,281   1,205,251
#*  Vitae Pharmaceuticals, Inc........................   6,892      67,542
*   Vocera Communications, Inc........................   1,872      26,938
*   VWR Corp..........................................   1,827      44,688
*   Waters Corp.......................................  10,200   1,236,342
#*  WellCare Health Plans, Inc........................  38,418   2,919,000
#   West Pharmaceutical Services, Inc.................  47,387   2,711,484
#*  Wright Medical Group NV...........................  41,211     822,159
    Zimmer Biomet Holdings, Inc.......................  34,007   3,375,535

                                     1591

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
    Zoetis, Inc....................................... 102,206 $  4,399,968
                                                               ------------
Total Health Care.....................................          582,095,033
                                                               ------------
Industrials -- (12.8%)
    3M Co.............................................  52,642    7,948,942
    AAON, Inc.........................................  45,088      970,745
    AAR Corp..........................................  26,892      565,001
    ABM Industries, Inc...............................  51,409    1,543,812
#   Acacia Research Corp..............................  10,141       37,927
*   ACCO Brands Corp..................................  99,328      602,921
*   Accuride Corp.....................................  30,833       25,931
    Acme United Corp..................................   1,355       18,767
#   Actuant Corp. Class A.............................  41,665      969,961
    Acuity Brands, Inc................................  20,372    4,123,904
#   ADT Corp. (The)................................... 175,514    5,191,704
#   Advanced Drainage Systems, Inc....................  11,710      264,412
#*  Advisory Board Co. (The)..........................  26,328    1,205,033
#*  AECOM............................................. 113,342    3,110,104
*   Aegion Corp.......................................  27,957      504,065
#*  Aerojet Rocketdyne Holdings, Inc..................  46,040      757,358
#*  Aerovironment, Inc................................  22,431      572,215
#   AGCO Corp.........................................  69,900    3,409,023
    Air Lease Corp.................................... 102,657    2,644,444
*   Air Transport Services Group, Inc.................  61,061      594,124
    Alamo Group, Inc..................................   8,210      435,376
    Alaska Air Group, Inc............................. 101,132    7,119,693
    Albany International Corp. Class A................  20,193      684,947
    Allegiant Travel Co...............................  16,425    2,635,720
    Allegion P.L.C....................................  23,005    1,393,183
    Allied Motion Technologies, Inc...................   8,963      175,137
    Allison Transmission Holdings, Inc................ 150,722    3,585,676
    Altra Industrial Motion Corp......................  30,832      692,487
    AMERCO............................................  15,147    5,553,648
*   Ameresco, Inc. Class A............................  10,244       55,830
    American Airlines Group, Inc......................  69,511    2,710,234
#   American Railcar Industries, Inc..................  15,398      699,069
#   American Science & Engineering, Inc...............   4,792      171,985
*   American Woodmark Corp............................  16,393    1,131,117
    AMETEK, Inc.......................................  87,206    4,103,042
*   AMREP Corp........................................   2,552       10,004
    AO Smith Corp.....................................  48,518    3,388,982
    Apogee Enterprises, Inc...........................  27,370    1,088,779
#   Applied Industrial Technologies, Inc..............  30,473    1,171,382
*   ARC Document Solutions, Inc.......................  43,728      161,356
    ArcBest Corp......................................  18,043      370,423
    Argan, Inc........................................  20,811      626,827
#*  Armstrong World Industries, Inc...................  43,882    1,697,356
#*  Arotech Corp......................................   3,575        7,400
    Astec Industries, Inc.............................  20,847      777,593
*   Astronics Corp....................................  13,944      449,555
*   Astronics Corp. Class B...........................   6,031      195,555
*   Atlas Air Worldwide Holdings, Inc.................  17,982      660,479
*   Avis Budget Group, Inc............................  82,870    2,176,995

                                     1592

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    AZZ, Inc..........................................  23,966 $ 1,233,770
#   B/E Aerospace, Inc................................  35,497   1,435,854
*   Babcock & Wilcox Enterprises, Inc.................  46,550     961,258
    Barnes Group, Inc.................................  45,353   1,474,426
    Barrett Business Services, Inc....................   5,822     228,048
*   Beacon Roofing Supply, Inc........................  35,653   1,443,947
*   Blount International, Inc.........................  28,057     260,930
*   Blue Bird Corp....................................   1,952      19,130
#*  BlueLinx Holdings, Inc............................  24,060       9,383
*   BMC Stock Holdings, Inc...........................   8,151     117,130
#   Boeing Co. (The)..................................  49,793   5,981,633
    Brady Corp. Class A...............................  29,531     662,676
    Briggs & Stratton Corp............................  35,271     693,428
    Brink's Co. (The).................................  55,483   1,631,200
#*  Builders FirstSource, Inc.........................  55,229     443,489
    BWX Technologies, Inc.............................  88,203   2,640,798
*   CAI International, Inc............................  12,710      79,438
    Carlisle Cos., Inc................................  46,196   3,865,681
*   Casella Waste Systems, Inc. Class A...............  33,065     196,737
    Caterpillar, Inc.................................. 197,251  12,276,902
*   CBIZ, Inc.........................................  56,683     572,498
    CDI Corp..........................................   9,228      47,432
    CEB, Inc..........................................  18,636   1,099,151
    CECO Environmental Corp...........................  12,718      99,200
    Celadon Group, Inc................................  23,158     183,875
#   CH Robinson Worldwide, Inc........................  20,708   1,341,257
*   Chart Industries, Inc.............................  22,185     359,619
#   Chicago Bridge & Iron Co. NV...................... 103,984   4,036,659
    Cintas Corp.......................................  43,381   3,727,296
    CIRCOR International, Inc.........................  12,889     457,431
*   Civeo Corp........................................  41,048      44,332
#   CLARCOR, Inc......................................  40,292   1,888,083
#*  Clean Harbors, Inc................................  53,589   2,374,529
#*  Colfax Corp.......................................  73,503   1,627,356
    Columbus McKinnon Corp............................  16,129     230,645
    Comfort Systems USA, Inc..........................  35,113     995,102
#*  Command Security Corp.............................     800       1,992
*   Commercial Vehicle Group, Inc.....................  22,752      70,531
    Compx International, Inc..........................     294       2,969
*   Continental Building Products, Inc................  36,606     546,894
#   Copa Holdings SA Class A..........................   1,482      69,802
*   Copart, Inc.......................................  75,454   2,528,464
#   Covanta Holding Corp..............................  98,325   1,390,316
*   Covenant Transportation Group, Inc. Class A.......  15,180     296,465
*   CPI Aerostructures, Inc...........................   5,837      51,132
*   CRA International, Inc............................   6,409     119,400
    Crane Co..........................................  44,789   2,139,123
    CSX Corp.......................................... 390,930   8,999,209
    Cubic Corp........................................  19,124     764,195
    Cummins, Inc......................................  59,739   5,369,939
    Curtiss-Wright Corp...............................  43,004   2,967,276
    Danaher Corp...................................... 129,584  11,228,454
#   Deere & Co........................................  64,673   4,980,468

                                     1593

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Delta Air Lines, Inc..............................   246,711 $10,926,830
#   Deluxe Corp.......................................    49,822   2,785,050
*   DigitalGlobe, Inc.................................    54,591     715,142
    Donaldson Co., Inc................................    62,221   1,753,388
    Douglas Dynamics, Inc.............................    31,451     624,617
#   Dover Corp........................................    75,406   4,407,481
*   Ducommun, Inc.....................................     6,406      94,809
    Dun & Bradstreet Corp. (The)......................    13,496   1,328,276
*   DXP Enterprises, Inc..............................     9,719     152,394
#*  Dycom Industries, Inc.............................    34,279   2,271,327
    Dynamic Materials Corp............................     5,421      33,122
    Eastern Co. (The).................................     2,778      46,143
    Eaton Corp. P.L.C.................................   111,044   5,608,832
#*  Echo Global Logistics, Inc........................    21,255     467,823
    Ecology and Environment, Inc. Class A.............       903       8,967
    EMCOR Group, Inc..................................    57,537   2,629,441
    Emerson Electric Co...............................    97,148   4,466,865
    Encore Wire Corp..................................    17,382     646,784
*   Energy Focus, Inc.................................     3,046      32,592
#*  Energy Recovery, Inc..............................    25,110     155,682
    EnerSys...........................................    37,574   1,819,709
    Engility Holdings, Inc............................    14,317     193,423
    Ennis, Inc........................................    27,324     545,660
    EnPro Industries, Inc.............................    13,848     615,821
    Equifax, Inc......................................    42,708   4,518,506
    ESCO Technologies, Inc............................    21,100     726,473
    Espey Manufacturing & Electronics Corp............     1,611      39,631
    Essendant, Inc....................................    32,292     964,239
*   Esterline Technologies Corp.......................    21,888   1,722,804
#   Expeditors International of Washington, Inc.......    28,280   1,275,994
    Exponent, Inc.....................................    23,049   1,182,644
#   Fastenal Co.......................................    48,988   1,986,953
    Federal Signal Corp...............................    71,942   1,064,022
    FedEx Corp........................................    73,835   9,811,195
#   Flowserve Corp....................................    55,092   2,128,755
    Fluor Corp........................................    72,433   3,251,517
#   Fortune Brands Home & Security, Inc...............    53,072   2,578,768
    Forward Air Corp..................................    23,929   1,032,776
*   Franklin Covey Co.................................    13,311     235,738
    Franklin Electric Co., Inc........................    32,700     892,056
    FreightCar America, Inc...........................    11,747     223,780
*   FTI Consulting, Inc...............................    43,306   1,467,640
*   Fuel Tech, Inc....................................    11,434      20,581
*   Furmanite Corp....................................    25,983     136,151
    G&K Services, Inc. Class A........................    18,172   1,169,913
    GATX Corp.........................................    31,809   1,303,533
#*  Gencor Industries, Inc............................     1,500      17,685
#*  Generac Holdings, Inc.............................    37,541   1,066,915
    General Cable Corp................................    45,132     528,947
    General Dynamics Corp.............................    64,163   8,583,085
    General Electric Co............................... 1,383,002  40,245,358
#*  Genesee & Wyoming, Inc. Class A...................    31,447   1,559,142
*   Gibraltar Industries, Inc.........................    28,317     601,453

                                     1594

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#   Global Brass & Copper Holdings, Inc...............  16,484 $  341,384
*   Goldfield Corp. (The).............................   6,617      8,470
    Gorman-Rupp Co. (The).............................  17,357    441,215
*   GP Strategies Corp................................  19,005    459,731
#   Graco, Inc........................................  27,795  2,020,141
    Graham Corp.......................................   6,321    109,353
    Granite Construction, Inc.........................  32,203  1,244,002
#*  Great Lakes Dredge & Dock Corp....................  45,806    157,573
#   Greenbrier Cos., Inc. (The).......................  19,443    502,796
    Griffon Corp......................................  40,850    620,103
    H&E Equipment Services, Inc.......................  33,322    388,201
    Hardinge, Inc.....................................   8,244     72,795
    Harsco Corp.......................................  17,282    111,296
*   Hawaiian Holdings, Inc............................  72,003  2,535,226
#*  HD Supply Holdings, Inc...........................  56,441  1,482,705
#   Healthcare Services Group, Inc....................  22,603    799,468
#   Heartland Express, Inc............................  99,699  1,709,838
    HEICO Corp........................................  19,526  1,087,598
    HEICO Corp. Class A...............................  29,227  1,356,133
    Heidrick & Struggles International, Inc...........  16,909    445,721
*   Heritage-Crystal Clean, Inc.......................   6,925     66,065
    Herman Miller, Inc................................  62,567  1,602,967
*   Hertz Global Holdings, Inc........................ 243,823  2,213,913
#   Hexcel Corp.......................................  69,593  2,879,758
*   Hill International, Inc...........................  30,527    103,181
    Hillenbrand, Inc..................................  66,881  1,811,137
    HNI Corp..........................................  49,521  1,684,704
    Honeywell International, Inc......................  75,037  7,743,818
    Houston Wire & Cable Co...........................  12,789     70,467
*   Hub Group, Inc. Class A...........................  32,097    977,996
    Hubbell, Inc......................................  42,593  3,851,685
*   Hudson Global, Inc................................  18,692     50,468
    Huntington Ingalls Industries, Inc................  41,775  5,342,187
    Hurco Cos., Inc...................................   7,108    191,916
*   Huron Consulting Group, Inc.......................  18,876  1,059,132
    Hyster-Yale Materials Handling, Inc...............  10,622    551,707
*   ICF International, Inc............................  17,027    582,494
    IDEX Corp.........................................  48,140  3,490,631
*   IHS, Inc. Class A.................................  15,204  1,590,642
    Illinois Tool Works, Inc..........................  40,408  3,639,549
    Ingersoll-Rand P.L.C.............................. 102,324  5,266,616
#*  InnerWorkings, Inc................................  32,607    230,205
*   Innovative Solutions & Support, Inc...............  12,137     32,042
    Insperity, Inc....................................  26,173  1,175,953
    Insteel Industries, Inc...........................  16,138    395,542
*   Integrated Electrical Services, Inc...............   3,196     39,215
    Interface, Inc....................................  52,803    891,843
#   International Shipholding Corp....................   2,771      3,741
#*  Intersections, Inc................................  10,290     26,651
    ITT Corp..........................................  81,911  2,658,012
*   Jacobs Engineering Group, Inc.....................  92,918  3,645,173
    JB Hunt Transport Services, Inc...................  20,895  1,519,067
*   JetBlue Airways Corp.............................. 269,585  5,744,856

                                     1595

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    John Bean Technologies Corp.......................  20,762 $  951,107
#   Joy Global, Inc...................................   4,339     43,260
    Kadant, Inc.......................................   6,702    260,105
    Kaman Corp........................................  33,678  1,341,732
    Kansas City Southern..............................  45,300  3,210,864
    KAR Auction Services, Inc......................... 117,282  3,919,564
    KBR, Inc..........................................  87,193  1,243,372
    Kelly Services, Inc. Class A......................  30,609    507,497
    Kennametal, Inc...................................  73,463  1,300,295
*   Key Technology, Inc...............................   1,967     14,261
    Kforce, Inc.......................................  36,010    803,023
    Kimball International, Inc. Class B...............  42,700    411,628
#*  Kirby Corp........................................  54,896  2,780,482
#*  KLX, Inc..........................................  30,134    880,817
#   Knight Transportation, Inc........................  93,678  2,292,301
    Knoll, Inc........................................  56,136  1,030,096
    Korn/Ferry International..........................  38,828  1,196,291
#*  Kratos Defense & Security Solutions, Inc..........  39,085    124,681
    L-3 Communications Holdings, Inc..................  41,925  4,898,517
#   Landstar System, Inc..............................  25,129  1,442,656
*   Lawson Products, Inc..............................   5,694    110,350
#*  Layne Christensen Co..............................   2,729     13,972
    LB Foster Co. Class A.............................   5,708     65,813
    Lennox International, Inc.........................  19,222  2,303,180
    Lincoln Electric Holdings, Inc....................  64,236  3,419,925
#   Lindsay Corp......................................   8,438    593,529
*   LMI Aerospace, Inc................................  14,946    147,517
    Lockheed Martin Corp..............................  22,200  4,684,200
    LS Starrett Co. (The) Class A.....................   2,592     24,961
    LSI Industries, Inc...............................  23,078    266,320
*   Lydall, Inc.......................................  13,188    372,561
    Manitowoc Co., Inc. (The).........................  88,621  1,394,895
    ManpowerGroup, Inc................................  45,721  3,490,798
    Marten Transport, Ltd.............................  25,020    419,836
    Masco Corp........................................  55,907  1,475,386
#*  MasTec, Inc.......................................  72,057  1,112,560
    Matson, Inc.......................................  55,766  2,253,504
    Matthews International Corp. Class A..............  22,801  1,137,998
    McGrath RentCorp..................................  19,802    483,367
#*  Meritor, Inc......................................  73,747    503,692
*   MFRI, Inc.........................................   2,769     17,722
#*  Middleby Corp. (The)..............................  22,500  2,033,100
    Miller Industries, Inc............................  10,037    215,695
*   Mistras Group, Inc................................  20,003    451,868
#   Mobile Mini, Inc..................................  42,267  1,095,561
*   Moog, Inc. Class A................................  30,254  1,401,668
*   Moog, Inc. Class B................................   2,329    104,921
#*  MRC Global, Inc...................................  73,512    738,796
    MSA Safety, Inc...................................  34,935  1,495,218
#   MSC Industrial Direct Co., Inc. Class A...........  36,650  2,375,286
    Mueller Industries, Inc...........................  50,730  1,291,079
    Mueller Water Products, Inc. Class A.............. 192,261  1,578,463
#   Multi-Color Corp..................................  15,611    983,961

                                     1596

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#*  MYR Group, Inc....................................  21,882 $  437,859
#   National Presto Industries, Inc...................   4,062    321,264
*   Navigant Consulting, Inc..........................  47,730    753,657
*   NCI Building Systems, Inc.........................   8,726     90,576
    Nielsen Holdings P.L.C............................ 121,965  5,873,834
*   NL Industries, Inc................................  26,125     54,340
    NN, Inc...........................................  22,161    268,591
    Nordson Corp......................................  32,551  1,967,057
    Norfolk Southern Corp.............................  77,653  5,474,536
*   Nortek, Inc.......................................   1,748     68,155
    Northrop Grumman Corp.............................  40,050  7,411,653
*   Northwest Pipe Co.................................   3,724     35,639
#*  NOW, Inc..........................................  33,931    460,104
*   NV5 Global, Inc...................................   5,467    103,764
#*  Old Dominion Freight Line, Inc....................  75,584  4,144,271
    Omega Flex, Inc...................................   3,089     91,434
*   On Assignment, Inc................................  43,469  1,680,077
    Orbital ATK, Inc..................................  47,449  4,281,323
#*  Orion Energy Systems, Inc.........................  12,381     25,133
*   Orion Marine Group, Inc...........................  10,946     39,515
#   Oshkosh Corp......................................  78,392  2,581,449
    Owens Corning.....................................  93,307  4,309,850
#   PACCAR, Inc....................................... 128,439  6,302,502
#*  PAM Transportation Services, Inc..................   5,858    151,312
    Park-Ohio Holdings Corp...........................  10,605    302,561
#   Parker-Hannifin Corp..............................  57,409  5,577,858
*   Patrick Industries, Inc...........................  26,795    936,485
#*  Patriot Transportation Holding, Inc...............   1,695     37,900
#*  Pendrell Corp.....................................  18,245      9,850
    Pentair P.L.C.....................................  70,577  3,325,588
#*  Performant Financial Corp.........................  58,118     99,382
#*  PGT, Inc..........................................  75,704    741,899
#   Pitney Bowes, Inc.................................  74,597  1,460,609
*   Ply Gem Holdings, Inc.............................  27,615    275,322
    Powell Industries, Inc............................   8,287    207,506
#*  Power Solutions International, Inc................     216      2,581
*   PowerSecure International, Inc....................  18,472    202,823
    Precision Castparts Corp..........................  27,735  6,516,338
    Preformed Line Products Co........................   3,262    123,369
    Primoris Services Corp............................  47,810    974,846
#*  Proto Labs, Inc...................................   6,599    362,879
    Providence and Worcester Railroad Co..............     361      4,693
    Quad/Graphics, Inc................................  10,939    110,265
    Quanex Building Products Corp.....................  32,095    594,078
#*  Quanta Services, Inc..............................  98,415  1,840,361
*   Radiant Logistics, Inc............................  36,742    121,616
    Raven Industries, Inc.............................  21,039    315,795
    Raytheon Co.......................................  53,816  6,901,364
#*  RBC Bearings, Inc.................................  15,860    940,974
    RCM Technologies, Inc.............................   6,052     30,078
    Regal Beloit Corp.................................  28,872  1,622,895
*   Republic Airways Holdings, Inc....................  32,734     69,723
    Republic Services, Inc............................ 134,583  5,881,277

                                     1597

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Resources Connection, Inc.........................  30,868 $   466,415
*   Rexnord Corp......................................  84,052   1,375,931
*   Roadrunner Transportation Systems, Inc............  30,169     238,938
    Robert Half International, Inc....................  26,403   1,155,659
#   Rockwell Automation, Inc..........................  24,820   2,372,047
#   Rockwell Collins, Inc.............................  23,866   1,930,282
    Rollins, Inc......................................  57,217   1,576,328
#   Roper Technologies, Inc...........................  27,331   4,801,237
*   RPX Corp..........................................  49,227     570,049
    RR Donnelley & Sons Co............................ 134,208   1,874,886
*   Rush Enterprises, Inc. Class A....................  24,373     465,524
#*  Rush Enterprises, Inc. Class B....................   1,308      24,564
    Ryder System, Inc.................................  66,219   3,520,864
#*  Saia, Inc.........................................  25,595     547,477
#*  Sensata Technologies Holding NV...................  41,281   1,515,013
*   SIFCO Industries, Inc.............................   1,400      10,850
    Simpson Manufacturing Co., Inc....................  32,799   1,070,231
    SkyWest, Inc......................................  15,209     228,439
*   SL Industries, Inc................................   4,400     132,000
    Snap-on, Inc......................................  35,034   5,660,093
#*  SolarCity Corp....................................  17,600     627,440
    Southwest Airlines Co............................. 327,864  12,334,244
*   SP Plus Corp......................................  12,397     278,313
*   Sparton Corp......................................   8,228     141,028
*   Spirit Aerosystems Holdings, Inc. Class A.........  77,839   3,300,374
#*  Spirit Airlines, Inc..............................  52,599   2,198,638
    SPX Corp..........................................  22,350     207,855
*   SPX FLOW, Inc.....................................  29,155     695,055
    Standex International Corp........................  11,674     843,096
    Stanley Black & Decker, Inc.......................  59,107   5,576,154
    Steelcase, Inc. Class A...........................  89,286   1,139,289
#*  Stericycle, Inc...................................  10,331   1,243,336
*   Sterling Construction Co., Inc....................  22,504     121,072
    Sun Hydraulics Corp...............................  22,027     560,807
#*  Swift Transportation Co...........................  88,891   1,449,812
*   TAL International Group, Inc......................  22,200     250,416
#*  Taser International, Inc..........................  35,700     549,423
#*  Team, Inc.........................................  17,922     430,128
*   Teledyne Technologies, Inc........................  32,150   2,612,187
    Tennant Co........................................  16,608     898,659
    Terex Corp........................................  74,412   1,666,829
    Tetra Tech, Inc...................................  54,989   1,456,659
#   Textainer Group Holdings, Ltd.....................  30,674     326,678
    Textron, Inc...................................... 125,397   4,291,085
*   Thermon Group Holdings, Inc.......................  20,533     345,365
    Timken Co. (The)..................................  56,700   1,505,385
    Titan International, Inc..........................  21,640      64,920
#*  Titan Machinery, Inc..............................  12,396     105,242
    Toro Co. (The)....................................  20,800   1,550,016
*   TransDigm Group, Inc..............................   7,520   1,689,970
*   TRC Cos., Inc.....................................  31,815     280,926
#*  Trex Co., Inc.....................................  20,479     769,191
*   TriMas Corp.......................................  28,418     491,347

                                     1598

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
#*  TriNet Group, Inc.................................  18,903 $    279,764
    Trinity Industries, Inc........................... 131,325    2,812,981
    Triumph Group, Inc................................  45,328    1,155,864
*   TrueBlue, Inc.....................................  29,296      669,121
#*  Tutor Perini Corp.................................  39,928      527,449
#   Twin Disc, Inc....................................   8,316       95,135
    Tyco International P.L.C..........................  77,928    2,679,944
*   Ultralife Corp....................................   4,610       25,954
    UniFirst Corp.....................................  10,783    1,135,450
    Union Pacific Corp................................ 241,043   17,355,096
*   United Continental Holdings, Inc.................. 149,985    7,241,276
    United Parcel Service, Inc. Class B...............  47,991    4,472,761
*   United Rentals, Inc...............................  53,702    2,572,863
#   United Technologies Corp.......................... 220,024   19,293,905
    Universal Forest Products, Inc....................  15,654    1,078,404
    Universal Truckload Services, Inc.................  15,186      196,051
#   US Ecology, Inc...................................  24,866      844,698
*   USA Truck, Inc....................................   9,202      148,796
#*  USG Corp..........................................  68,395    1,223,587
    Valmont Industries, Inc...........................  21,127    2,251,927
*   Vectrus, Inc......................................   6,952      137,372
#*  Verisk Analytics, Inc.............................  24,233    1,769,009
#*  Veritiv Corp......................................   2,841       87,645
*   Versar, Inc.......................................   2,944        7,654
    Viad Corp.........................................  14,753      434,771
#*  Vicor Corp........................................  14,805      124,362
*   Virco Manufacturing Corp..........................   2,861        8,869
*   Volt Information Sciences, Inc....................   9,139       70,096
    VSE Corp..........................................   4,427      265,620
*   Wabash National Corp..............................  72,618      803,155
*   WABCO Holdings, Inc...............................  27,751    2,487,877
#   Wabtec Corp.......................................  29,479    1,885,182
    Waste Connections, Inc............................ 102,851    6,167,974
    Waste Management, Inc.............................  99,177    5,251,422
    Watsco, Inc.......................................  23,954    2,783,694
    Watsco, Inc. Class B..............................   1,750      203,464
    Watts Water Technologies, Inc. Class A............  19,431      957,365
    Werner Enterprises, Inc...........................  64,709    1,562,722
#*  Wesco Aircraft Holdings, Inc......................  84,732      956,624
#*  WESCO International, Inc..........................  36,724    1,482,915
    West Corp.........................................  42,528      770,182
*   Willdan Group, Inc................................   6,300       53,928
*   Willis Lease Finance Corp.........................   4,123       73,018
    Woodward, Inc.....................................  58,604    2,706,919
#   WW Grainger, Inc..................................  11,050    2,173,424
*   Xerium Technologies, Inc..........................   8,112       72,846
#*  XPO Logistics, Inc................................  44,999    1,028,227
    Xylem, Inc........................................  89,170    3,205,661
#*  YRC Worldwide, Inc................................  26,391      272,883
                                                               ------------
Total Industrials.....................................          721,583,422
                                                               ------------
Information Technology -- (15.9%)
#*  3D Systems Corp...................................  25,017      200,386

                                     1599

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Accenture P.L.C. Class A..........................    51,880 $  5,475,415
#*  ACI Worldwide, Inc................................   100,702    1,802,566
    Activision Blizzard, Inc..........................   186,632    6,498,526
*   Actua Corp........................................    50,987      482,337
*   Acxiom Corp.......................................    50,697      948,034
*   ADDvantage Technologies Group, Inc................     2,391        4,184
*   Adobe Systems, Inc................................    24,312    2,166,929
    ADTRAN, Inc.......................................    46,364      841,970
*   Advanced Energy Industries, Inc...................    28,122      789,666
*   Agilysys, Inc.....................................    19,367      191,733
*   Akamai Technologies, Inc..........................    42,726    1,949,160
*   Alliance Data Systems Corp........................    12,645    2,526,345
#*  Alliance Fiber Optic Products, Inc................    17,013      244,477
*   Alpha & Omega Semiconductor, Ltd..................    14,535      138,809
*   Alphabet, Inc. Class A............................    27,256   20,751,356
*   Alphabet, Inc. Class C............................    29,089   21,611,673
    Amdocs, Ltd.......................................    55,413    3,033,308
    American Software, Inc. Class A...................    16,422      159,786
*   Amkor Technology, Inc.............................   113,380      696,153
#   Amphenol Corp. Class A............................    43,144    2,138,648
#*  Amtech Systems, Inc...............................     4,680       26,536
*   ANADIGICS, Inc....................................    44,528       30,729
    Analog Devices, Inc...............................    84,340    4,542,552
*   Angie's List, Inc.................................    18,044      153,194
*   Anixter International, Inc........................    22,140    1,094,602
*   ANSYS, Inc........................................    27,161    2,395,329
    Apple, Inc........................................ 1,054,807  102,674,913
    Applied Materials, Inc............................   164,824    2,909,144
#*  Applied Optoelectronics, Inc......................     2,097       34,328
#*  Arista Networks, Inc..............................    27,180    1,631,615
#*  ARRIS International P.L.C.........................   149,898    3,817,902
*   Arrow Electronics, Inc............................    76,010    3,922,116
#*  Aspen Technology, Inc.............................    30,643      994,059
    Astro-Med, Inc....................................     3,998       62,729
    Atmel Corp........................................   136,487    1,100,085
#*  Autodesk, Inc.....................................    16,100      753,802
    Automatic Data Processing, Inc....................    30,864    2,564,490
    Avago Technologies, Ltd...........................    14,099    1,885,177
*   AVG Technologies NV...............................    54,998    1,037,812
#*  Avid Technology, Inc..............................    20,205      143,455
    Avnet, Inc........................................    91,664    3,659,227
#   AVX Corp..........................................   114,773    1,317,594
*   Aware, Inc........................................     4,426       13,101
*   Axcelis Technologies, Inc.........................    93,510      244,996
*   AXT, Inc..........................................    39,645       99,509
#   Badger Meter, Inc.................................    12,973      724,283
*   Bankrate, Inc.....................................    47,533      543,778
#*  Barracuda Networks, Inc...........................    11,848      125,352
    Bel Fuse, Inc. Class A............................     1,600       21,904
    Bel Fuse, Inc. Class B............................     7,648      116,020
    Belden, Inc.......................................    27,251    1,164,163
*   Benchmark Electronics, Inc........................    42,700      896,700
    Black Box Corp....................................     9,900       75,438

                                     1600

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Blackbaud, Inc....................................    27,523 $ 1,692,114
#*  Blackhawk Network Holdings, Inc...................    44,445   1,675,132
#*  Blucora, Inc......................................    27,868     240,501
    Booz Allen Hamilton Holding Corp..................    51,159   1,447,288
#*  Bottomline Technologies de, Inc...................    21,510     619,918
    Broadcom Corp. Class A............................    33,294   1,820,183
    Broadridge Financial Solutions, Inc...............    58,348   3,125,119
#*  BroadSoft, Inc....................................     7,976     272,859
    Brocade Communications Systems, Inc...............   332,202   2,650,972
    Brooks Automation, Inc............................    59,002     562,289
*   BSQUARE Corp......................................    12,344      75,916
    CA, Inc...........................................   197,761   5,681,674
*   Cabot Microelectronics Corp.......................    17,381     706,364
*   CACI International, Inc. Class A..................    20,701   1,719,632
#*  Cadence Design Systems, Inc.......................    98,619   1,928,988
*   CalAmp Corp.......................................    23,085     392,445
*   Calix, Inc........................................    50,422     387,241
*   Carbonite, Inc....................................     6,154      55,201
#*  Cardtronics, Inc..................................    50,799   1,565,117
#*  Cascade Microtech, Inc............................    11,260     178,471
    Cass Information Systems, Inc.....................     9,061     461,205
#*  Cavium, Inc.......................................     8,640     499,133
    CDK Global, Inc...................................    20,788     915,711
    CDW Corp..........................................    75,620   2,907,589
*   Ceva, Inc.........................................    13,751     318,336
    Checkpoint Systems, Inc...........................    28,824     186,780
*   CIBER, Inc........................................    88,457     287,485
#*  Ciena Corp........................................    61,662   1,095,734
#*  Cimpress NV.......................................    14,546   1,142,152
#*  Cirrus Logic, Inc.................................    45,978   1,596,356
    Cisco Systems, Inc................................ 1,122,112  26,695,044
*   Citrix Systems, Inc...............................    23,543   1,658,840
#*  Clearfield, Inc...................................     7,734     114,463
    Cognex Corp.......................................    49,051   1,581,895
*   Cognizant Technology Solutions Corp. Class A......    33,419   2,115,757
*   Coherent, Inc.....................................    16,277   1,257,724
    Cohu, Inc.........................................    19,505     236,206
*   CommScope Holding Co., Inc........................   127,239   2,852,698
    Communications Systems, Inc.......................     6,432      46,439
*   CommVault Systems, Inc............................     7,416     278,248
    Computer Sciences Corp............................    85,624   2,745,962
    Computer Task Group, Inc..........................    11,157      65,938
    Comtech Telecommunications Corp...................    10,997     214,661
    Concurrent Computer Corp..........................     5,474      27,698
*   Constant Contact, Inc.............................    14,788     467,449
    Convergys Corp....................................    76,211   1,862,597
*   CoreLogic, Inc....................................    68,056   2,429,599
    Corning, Inc......................................   290,852   5,412,756
#*  CoStar Group, Inc.................................    11,808   2,070,769
*   Covisint Corp.....................................    19,645      41,451
*   Cray, Inc.........................................    27,200   1,071,408
#*  Cree, Inc.........................................    56,716   1,589,749
    CSG Systems International, Inc....................    31,534   1,101,798

                                     1601

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    CSRA, Inc.........................................  78,785 $ 2,109,862
    CTS Corp..........................................  21,166     333,364
*   CyberOptics Corp..................................   1,680      14,700
#*  Cypress Semiconductor Corp........................ 193,282   1,519,196
    Daktronics, Inc...................................  31,536     253,234
*   Datalink Corp.....................................  19,740     141,733
*   Demand Media, Inc.................................  24,296     122,452
*   DHI Group, Inc....................................  60,736     565,452
    Diebold, Inc......................................  53,510   1,483,297
*   Digi International, Inc...........................  19,889     181,388
#*  Digimarc Corp.....................................   3,690     132,028
*   Diodes, Inc.......................................  35,680     682,558
#   Dolby Laboratories, Inc. Class A..................  37,561   1,352,572
*   DSP Group, Inc....................................  21,098     201,908
    DST Systems, Inc..................................  34,221   3,607,236
*   DTS, Inc..........................................  13,004     289,729
    EarthLink Holdings Corp........................... 123,324     730,078
*   eBay, Inc......................................... 117,921   2,766,427
#   Ebix, Inc.........................................  21,473     732,659
*   EchoStar Corp. Class A............................  39,128   1,374,567
*   Edgewater Technology, Inc.........................   4,254      33,139
    Electro Rent Corp.................................  17,870     156,184
*   Electro Scientific Industries, Inc................  19,500     117,780
#*  Electronic Arts, Inc..............................  40,781   2,632,210
*   Electronics for Imaging, Inc......................  33,068   1,368,354
#*  Ellie Mae, Inc....................................   7,987     557,732
#*  eMagin Corp.......................................   6,351       8,637
    EMC Corp.......................................... 508,394  12,592,919
*   Emcore Corp.......................................  26,550     160,893
#*  Endurance International Group Holdings, Inc.......   1,600      14,688
#*  EnerNOC, Inc......................................  14,402      75,610
*   Entegris, Inc..................................... 100,362   1,170,221
*   Envestnet, Inc....................................   6,398     150,033
*   EPAM Systems, Inc.................................  24,174   1,810,633
    Epiq Systems, Inc.................................  27,219     340,782
*   ePlus, Inc........................................   5,292     501,205
*   Euronet Worldwide, Inc............................  38,112   3,040,194
*   Everi Holdings, Inc...............................  59,631     167,563
*   Everyday Health, Inc..............................   2,275      10,465
    Evolving Systems, Inc.............................   1,300       6,903
*   Exar Corp.........................................  29,148     160,314
*   ExlService Holdings, Inc..........................  22,324     974,666
*   Extreme Networks, Inc.............................  59,549     164,355
#*  F5 Networks, Inc..................................   9,960     934,049
*   Fabrinet..........................................  24,003     597,915
*   Facebook, Inc. Class A............................ 107,554  12,068,634
    Fair Isaac Corp...................................  28,227   2,697,654
*   Fairchild Semiconductor International, Inc........ 106,394   2,180,013
#*  FalconStor Software, Inc..........................  19,668      36,582
#*  FARO Technologies, Inc............................  11,101     284,963
    FEI Co............................................  24,237   1,755,971
    Fidelity National Information Services, Inc....... 123,557   7,380,060
#*  Finisar Corp......................................  74,687     948,525

                                     1602

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  FireEye, Inc......................................    21,556 $   303,724
*   First Solar, Inc..................................    65,568   4,501,899
#*  Fiserv, Inc.......................................    84,364   7,977,460
#*  FleetCor Technologies, Inc........................    36,898   4,532,550
*   Flextronics International, Ltd....................   245,387   2,571,656
    FLIR Systems, Inc.................................   111,310   3,254,704
*   FormFactor, Inc...................................    52,245     434,156
    Forrester Research, Inc...........................    13,150     420,405
#*  Fortinet, Inc.....................................    18,711     526,528
*   Frequency Electronics, Inc........................     4,145      36,808
*   Gartner, Inc......................................    13,847   1,217,013
#*  Genpact, Ltd......................................   129,022   3,086,206
*   GigOptix, Inc.....................................    23,900      74,568
#   Global Payments, Inc..............................    90,430   5,330,848
    GlobalScape, Inc..................................     3,392      11,533
#*  Glu Mobile, Inc...................................    22,287      49,254
#*  GrubHub, Inc......................................    15,158     285,728
*   GSE Systems, Inc..................................     8,763      18,490
*   GSI Group, Inc....................................    23,974     296,319
#*  GSI Technology, Inc...............................     9,727      33,558
#*  GTT Communications, Inc...........................    17,709     263,687
*   Guidewire Software, Inc...........................    19,032   1,047,521
    Hackett Group, Inc. (The).........................    29,909     441,756
#*  Harmonic, Inc.....................................    89,929     296,766
    Harris Corp.......................................    36,070   3,137,008
    Heartland Payment Systems, Inc....................    31,326   2,884,498
    Hewlett Packard Enterprise Co.....................   616,923   8,488,860
*   Higher One Holdings, Inc..........................     8,598      30,007
    HP, Inc...........................................   507,950   4,932,194
#*  Hutchinson Technology, Inc........................    15,121      55,948
    IAC/InterActiveCorp...............................    74,565   3,872,906
*   ID Systems, Inc...................................     4,988      20,002
*   IEC Electronics Corp..............................     4,588      15,462
*   II-VI, Inc........................................    41,992     873,434
*   Imation Corp......................................    24,504      20,576
*   Immersion Corp....................................    13,356     113,259
#*  Infinera Corp.....................................    64,074     981,614
    Ingram Micro, Inc. Class A........................   116,673   3,290,179
*   Innodata, Inc.....................................    15,241      36,731
*   Inphi Corp........................................    13,373     371,101
*   Insight Enterprises, Inc..........................    35,050     828,231
*   Integrated Device Technology, Inc.................   100,218   2,553,555
    Intel Corp........................................ 1,669,447  51,786,246
    InterDigital, Inc.................................    41,337   1,861,818
#*  Internap Corp.....................................    59,193     228,485
    International Business Machines Corp..............    72,831   9,088,580
    Intersil Corp. Class A............................    84,052   1,092,676
*   Intevac, Inc......................................    12,535      56,031
*   IntraLinks Holdings, Inc..........................    41,821     337,077
*   IntriCon Corp.....................................     3,283      24,557
    Intuit, Inc.......................................    19,574   1,869,513
#*  Inuvo, Inc........................................    32,403      76,147
#*  IPG Photonics Corp................................    38,485   3,110,743

                                     1603

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Iteris, Inc.......................................     3,900 $     8,307
#*  Itron, Inc........................................    17,524     577,591
*   Ixia..............................................    58,625     561,041
    IXYS Corp.........................................    28,558     340,697
    j2 Global, Inc....................................    37,435   2,714,412
    Jabil Circuit, Inc................................   185,080   3,684,943
    Jack Henry & Associates, Inc......................    43,188   3,506,002
    Juniper Networks, Inc.............................   118,865   2,805,214
*   Kemet Corp........................................     9,746      14,424
*   Key Tronic Corp...................................     5,745      43,547
*   Keysight Technologies, Inc........................    86,862   2,032,571
*   Kimball Electronics, Inc..........................    16,164     162,287
    KLA-Tencor Corp...................................    47,962   3,212,974
#*  Knowles Corp......................................    23,178     315,221
#*  Kopin Corp........................................    50,150      96,789
*   Kulicke & Soffa Industries, Inc...................    56,200     568,744
*   KVH Industries, Inc...............................    15,137     146,072
    Lam Research Corp.................................    53,326   3,828,274
#*  Lattice Semiconductor Corp........................    91,252     443,485
    Leidos Holdings, Inc..............................    51,192   2,360,975
    Lexmark International, Inc. Class A...............    54,418   1,535,132
*   Limelight Networks, Inc...........................    34,393      42,991
#   Linear Technology Corp............................    36,065   1,541,057
*   LinkedIn Corp. Class A............................       540     106,871
*   Lionbridge Technologies, Inc......................    70,898     328,258
*   Liquidity Services, Inc...........................    14,160      92,182
    Littelfuse, Inc...................................    16,057   1,636,208
*   LoJack Corp.......................................    17,765      95,220
#*  Lumentum Holdings, Inc............................    28,910     570,394
#*  M/A-COM Technology Solutions Holdings, Inc........    34,321   1,321,358
#*  Magnachip Semiconductor Corp......................    26,027     119,204
#*  Manhattan Associates, Inc.........................    52,380   3,019,707
    ManTech International Corp. Class A...............    22,544     649,944
    Marchex, Inc. Class B.............................    22,415      85,625
*   Marin Software, Inc...............................     2,028       6,875
    Marvell Technology Group, Ltd.....................   199,476   1,765,363
    MasterCard, Inc. Class A..........................    76,191   6,783,285
*   Mattersight Corp..................................     2,980      16,271
*   Mattson Technology, Inc...........................    51,736     180,559
    Maxim Integrated Products, Inc....................    86,501   2,889,133
    MAXIMUS, Inc......................................    60,433   3,225,309
*   MaxLinear, Inc. Class A...........................    19,090     293,604
*   Maxwell Technologies, Inc.........................    16,511     115,082
*   MeetMe, Inc.......................................     4,777      15,239
    Mentor Graphics Corp..............................   104,144   1,810,023
#*  Mercury Systems, Inc..............................    24,677     471,084
#   Mesa Laboratories, Inc............................     3,090     321,360
    Methode Electronics, Inc..........................    28,150     733,589
#   Microchip Technology, Inc.........................    70,749   3,170,263
*   Micron Technology, Inc............................   396,174   4,369,799
*   Microsemi Corp....................................    85,890   2,722,713
    Microsoft Corp.................................... 1,187,445  65,416,345
*   MicroStrategy, Inc. Class A.......................     7,275   1,255,010

                                     1604

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    MKS Instruments, Inc..............................  44,922 $ 1,592,036
    MOCON, Inc........................................   3,290      43,132
#*  ModusLink Global Solutions, Inc...................  53,705     115,466
*   MoneyGram International, Inc......................  32,790     173,787
    Monolithic Power Systems, Inc.....................  24,423   1,528,147
    Monotype Imaging Holdings, Inc....................  24,397     608,461
#*  Monster Worldwide, Inc............................ 101,431     506,141
#*  MoSys, Inc........................................  23,590      21,467
    Motorola Solutions, Inc...........................  35,174   2,348,568
    MTS Systems Corp..................................  14,040     749,736
*   Multi-Fineline Electronix, Inc....................  23,466     392,586
#*  Nanometrics, Inc..................................  16,934     239,277
*   NAPCO Security Technologies, Inc..................   7,089      38,635
#   National Instruments Corp.........................  66,945   1,907,932
    NCI, Inc. Class A.................................   5,052      63,756
#*  NCR Corp..........................................  72,949   1,556,732
#*  NeoPhotonics Corp.................................  24,178     216,877
#   NetApp, Inc....................................... 107,635   2,360,436
*   NETGEAR, Inc......................................  29,261   1,093,484
#*  NetScout Systems, Inc.............................  30,610     659,645
#*  NetSuite, Inc.....................................   5,504     381,812
#*  NeuStar, Inc. Class A.............................  20,843     512,321
*   Newport Corp......................................  32,028     487,786
    NIC, Inc..........................................  37,218     736,544
#*  Novatel Wireless, Inc.............................  20,282      21,905
#*  Nuance Communications, Inc........................ 216,331   3,813,916
#*  Numerex Corp. Class A.............................   7,077      44,019
    NVE Corp..........................................   1,207      59,867
    NVIDIA Corp....................................... 162,000   4,744,980
*   NXP Semiconductors NV.............................  11,590     866,700
#*  Oclaro, Inc.......................................   2,852       9,868
*   ON Semiconductor Corp............................. 358,728   3,070,712
#*  Onvia, Inc........................................     521       1,813
    Optical Cable Corp................................   2,727       6,545
    Oracle Corp....................................... 475,083  17,250,264
*   OSI Systems, Inc..................................  14,423     790,669
#*  Palo Alto Networks, Inc...........................   4,471     668,370
*   PAR Technology Corp...............................   8,391      48,836
    Park Electrochemical Corp.........................  17,676     287,765
#   Paychex, Inc......................................  62,809   3,006,039
#*  Paycom Software, Inc..............................  26,870     810,130
*   PayPal Holdings, Inc.............................. 111,862   4,042,693
    PC Connection, Inc................................  17,950     405,131
    PC-Tel, Inc.......................................  14,847      71,117
*   PCM, Inc..........................................   6,559      54,112
*   PDF Solutions, Inc................................  18,725     202,792
    Pegasystems, Inc..................................  44,089   1,036,091
*   Perceptron, Inc...................................   9,758      64,403
*   Perficient, Inc...................................  26,435     503,587
*   PFSweb, Inc.......................................  14,575     180,438
*   Photronics, Inc...................................  50,899     607,734
*   Planet Payment, Inc...............................  43,657     126,169
    Plantronics, Inc..................................  30,422   1,363,818

                                     1605

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Plexus Corp.......................................  30,695 $1,072,790
*   Polycom, Inc...................................... 112,062  1,141,912
    Power Integrations, Inc...........................  18,346    864,647
*   PRGX Global, Inc..................................  15,202     57,768
*   Progress Software Corp............................  37,131    961,322
*   PTC, Inc..........................................  53,366  1,580,167
    QAD, Inc. Class A.................................   9,685    179,269
    QAD, Inc. Class B.................................   1,920     29,798
*   QLogic Corp.......................................  73,953    948,077
*   Qorvo, Inc........................................  79,280  3,139,488
    QUALCOMM, Inc..................................... 219,886  9,969,631
*   Qualys, Inc.......................................   3,980    103,440
#*  QuinStreet, Inc...................................  11,598     44,188
*   Qumu Corp.........................................   5,408     16,927
#*  Rackspace Hosting, Inc............................  75,473  1,525,309
*   Radisys Corp......................................  27,404     73,991
#*  Rambus, Inc.......................................  79,978    978,931
*   RealD, Inc........................................  24,436    253,890
*   RealNetworks, Inc.................................  68,817    249,118
*   RealPage, Inc.....................................   4,895     94,425
*   Red Hat, Inc......................................  18,723  1,311,546
    Reis, Inc.........................................   6,963    157,016
*   Relm Wireless Corp................................     766      3,018
#   RF Industries, Ltd................................   3,883     16,037
    Richardson Electronics, Ltd.......................   8,608     44,331
#*  Rightside Group, Ltd..............................   2,793     25,137
#*  Rofin-Sinar Technologies, Inc.....................  25,258    643,826
*   Rogers Corp.......................................  11,783    559,339
*   Rosetta Stone, Inc................................   7,639     50,876
#*  Rovi Corp.........................................  74,414  1,448,096
#*  Ruckus Wireless, Inc..............................  29,828    250,853
*   Rudolph Technologies, Inc.........................  35,027    448,696
    Sabre Corp........................................  33,600    860,496
#*  salesforce.com, Inc...............................  27,620  1,879,817
    SanDisk Corp......................................  57,050  4,033,435
*   Sanmina Corp......................................  77,408  1,450,626
*   ScanSource, Inc...................................  25,058    786,320
    Science Applications International Corp...........  45,136  1,923,696
*   SciQuest, Inc.....................................   2,528     32,181
#*  Seachange International, Inc......................  36,377    226,265
#   Seagate Technology P.L.C..........................  60,324  1,752,412
*   Semtech Corp......................................  31,993    643,059
*   ServiceNow, Inc...................................   8,113    504,710
*   ShoreTel, Inc.....................................  42,758    351,043
*   Sigma Designs, Inc................................  25,465    168,833
#*  Silicon Graphics International Corp...............  10,401     61,106
*   Silicon Laboratories, Inc.........................  28,916  1,318,570
#*  Silver Spring Networks, Inc.......................   4,691     53,712
    Skyworks Solutions, Inc...........................  88,647  6,109,551
*   SMTC Corp.........................................   8,334     10,417
*   SolarWinds, Inc...................................  28,490  1,707,975
    Solera Holdings, Inc..............................  28,555  1,549,394
#*  Sonus Networks, Inc...............................  55,307    331,842

                                     1606

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
#*  Splunk, Inc.......................................   7,085 $  327,965
    SS&C Technologies Holdings, Inc...................  41,766  2,685,136
*   Stamps.com, Inc...................................  10,182    955,275
*   StarTek, Inc......................................   7,712     30,925
#*  SunPower Corp.....................................  80,210  2,040,542
#*  Super Micro Computer, Inc.........................  39,586  1,178,871
*   Support.com, Inc..................................  26,618     22,974
*   Sykes Enterprises, Inc............................  36,885  1,085,894
    Symantec Corp..................................... 225,406  4,472,055
#*  Synaptics, Inc....................................  28,285  2,073,573
#*  Synchronoss Technologies, Inc.....................  26,626    815,821
    SYNNEX Corp.......................................  35,986  3,021,025
*   Synopsys, Inc.....................................  56,600  2,428,140
*   Syntel, Inc.......................................  38,811  1,837,313
#*  Tableau Software, Inc. Class A....................   2,969    238,233
#*  Take-Two Interactive Software, Inc................ 112,651  3,908,990
#*  Tangoe, Inc.......................................   4,628     38,736
    TE Connectivity, Ltd.............................. 106,361  6,079,595
#*  Tech Data Corp....................................  35,034  2,186,122
*   TechTarget, Inc...................................   8,856     70,405
*   TeleCommunication Systems, Inc. Class A...........  54,546    270,548
#*  Telenav, Inc......................................  32,643    188,024
    TeleTech Holdings, Inc............................  44,536  1,189,557
#*  Teradata Corp.....................................  55,289  1,345,734
    Teradyne, Inc..................................... 147,059  2,857,356
    Tessco Technologies, Inc..........................   6,720    111,014
    Tessera Technologies, Inc.........................  58,282  1,679,687
    Texas Instruments, Inc............................ 105,315  5,574,323
    TheStreet, Inc....................................  12,656     16,579
*   TiVo, Inc.........................................  87,716    699,974
    Total System Services, Inc........................ 129,183  5,187,989
    TransAct Technologies, Inc........................   6,652     51,420
    Travelport Worldwide, Ltd.........................  20,119    219,096
*   Travelzoo, Inc....................................   4,425     35,887
*   Tremor Video, Inc.................................  12,246     22,778
#*  Trimble Navigation, Ltd...........................  66,298  1,278,888
#*  TTM Technologies, Inc.............................  75,221    438,538
#*  Twitter, Inc......................................  11,000    184,800
*   Tyler Technologies, Inc...........................  18,173  2,854,251
#*  Ubiquiti Networks, Inc............................  25,292    748,896
#*  Ultimate Software Group, Inc. (The)...............   6,315  1,109,103
*   Ultra Clean Holdings, Inc.........................  13,820     71,311
#*  Ultratech, Inc....................................  26,246    529,382
#*  Unisys Corp.......................................  12,062    118,449
*   United Online, Inc................................   9,323     98,917
#*  Universal Display Corp............................  14,522    713,030
*   Vantiv, Inc. Class A..............................  62,995  2,963,915
#*  VASCO Data Security International, Inc............   7,646    118,513
#*  Veeco Instruments, Inc............................  24,881    463,782
#*  VeriFone Systems, Inc.............................  85,972  2,010,885
*   Verint Systems, Inc...............................  23,260    851,549
#*  VeriSign, Inc.....................................  14,100  1,065,960
#*  ViaSat, Inc.......................................  36,873  2,304,562

                                     1607

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
#*  Viavi Solutions, Inc.............................. 144,553 $    722,765
*   Virtusa Corp......................................  21,489      960,988
#   Visa, Inc. Class A................................ 285,324   21,253,785
#   Vishay Intertechnology, Inc....................... 131,644    1,508,640
*   Vishay Precision Group, Inc.......................  10,529      124,453
#*  VMware, Inc. Class A..............................   3,400      155,550
    Wayside Technology Group, Inc.....................   3,335       60,864
*   Web.com Group, Inc................................  59,392    1,118,351
*   WebMD Health Corp.................................  21,671    1,107,605
*   Westell Technologies, Inc. Class A................  24,316       26,748
    Western Digital Corp..............................  69,975    3,357,400
#   Western Union Co. (The)...........................  87,164    1,555,006
#*  WEX, Inc..........................................  27,393    1,989,006
#*  Workday, Inc. Class A.............................   2,820      177,688
*   Xcerra Corp.......................................  31,104      170,450
    Xerox Corp........................................ 539,868    5,263,713
    Xilinx, Inc.......................................  95,771    4,814,408
*   XO Group, Inc.....................................  17,814      265,429
*   Yahoo!, Inc.......................................  94,588    2,791,292
#*  Zebra Technologies Corp. Class A..................  33,076    1,997,790
#*  Zillow Group, Inc. Class A........................  25,437      551,220
*   Zillow Group, Inc. Class C........................   4,740       97,170
*   Zix Corp..........................................  36,892      165,645
*   Zynga, Inc. Class A............................... 768,742    1,891,105
                                                               ------------
Total Information Technology..........................          893,942,561
                                                               ------------
Materials -- (3.7%)
    A Schulman, Inc...................................  20,711      524,403
    AEP Industries, Inc...............................   7,461      631,499
    Air Products & Chemicals, Inc.....................  24,398    3,091,471
    Airgas, Inc.......................................  39,801    5,572,140
#   Albemarle Corp....................................  53,480    2,815,187
#   Alcoa, Inc........................................ 487,396    3,553,117
#   Allegheny Technologies, Inc.......................  42,356      397,299
#   American Vanguard Corp............................  28,694      323,094
    Ampco-Pittsburgh Corp.............................   4,586       47,786
    AptarGroup, Inc...................................  59,468    4,335,217
    Ashland, Inc......................................  34,927    3,309,683
    Avery Dennison Corp...............................  79,803    4,859,205
    Axiall Corp.......................................  26,756      479,735
    Balchem Corp......................................  26,553    1,490,685
#   Ball Corp.........................................  22,000    1,470,260
    Bemis Co., Inc....................................  93,726    4,486,664
*   Berry Plastics Group, Inc.........................  45,412    1,412,313
*   Boise Cascade Co..................................  36,485      753,780
    Cabot Corp........................................  45,643    1,841,239
    Calgon Carbon Corp................................  38,832      628,690
#   Carpenter Technology Corp.........................  39,467    1,095,604
    Celanese Corp. Series A...........................  81,762    5,205,787
*   Century Aluminum Co...............................  28,266      133,416
    CF Industries Holdings, Inc....................... 150,930    4,527,900
#   Chase Corp........................................   5,249      241,192
#   Chemours Co. (The)................................  23,849       93,965

                                     1608

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
*   Chemtura Corp.....................................  69,113 $ 1,813,525
*   Clearwater Paper Corp.............................  15,320     599,931
#*  Coeur Mining, Inc.................................  67,205     148,523
    Commercial Metals Co.............................. 106,203   1,478,346
#   Compass Minerals International, Inc...............  32,231   2,412,490
#*  Contango ORE, Inc.................................     780       2,535
*   Core Molding Technologies, Inc....................   6,178      66,908
*   Crown Holdings, Inc...............................  21,066     966,508
#   Deltic Timber Corp................................   6,480     355,882
    Domtar Corp.......................................  58,658   1,891,721
    Dow Chemical Co. (The)............................ 290,047  12,181,974
    Eagle Materials, Inc..............................  38,603   2,066,805
    Eastman Chemical Co...............................  83,561   5,114,769
    Ecolab, Inc.......................................  30,645   3,305,676
    EI du Pont de Nemours & Co........................  60,546   3,194,407
*   Ferro Corp........................................ 109,934   1,021,287
    Ferroglobe P.L.C..................................  51,291     435,974
#*  Flotek Industries, Inc............................  25,460     170,073
#   FMC Corp..........................................  38,525   1,376,113
#   Freeport-McMoRan, Inc.............................  90,411     415,891
    Friedman Industries, Inc..........................   5,121      24,581
    FutureFuel Corp...................................  38,192     478,164
    Graphic Packaging Holding Co...................... 371,345   4,218,479
    Greif, Inc. Class A...............................  21,202     560,369
#   Greif, Inc. Class B...............................   9,382     342,443
*   Handy & Harman, Ltd...............................   1,912      32,542
    Hawkins, Inc......................................   7,743     290,130
    Haynes International, Inc.........................   8,308     265,856
    HB Fuller Co......................................  36,688   1,365,527
*   Headwaters, Inc...................................  49,356     788,215
#   Hecla Mining Co................................... 148,692     276,567
#*  Horsehead Holding Corp............................  15,800       4,069
    Huntsman Corp..................................... 155,050   1,338,082
    Innophos Holdings, Inc............................  18,488     493,814
    Innospec, Inc.....................................  19,269     960,560
#   International Flavors & Fragrances, Inc...........  12,090   1,414,046
    International Paper Co............................ 145,276   4,969,892
    Kaiser Aluminum Corp..............................  12,565     976,803
    KapStone Paper and Packaging Corp.................  74,743   1,104,702
    KMG Chemicals, Inc................................   9,223     212,682
*   Koppers Holdings, Inc.............................  24,108     408,148
*   Kraton Performance Polymers, Inc..................  29,835     437,978
#   Kronos Worldwide, Inc.............................  30,976     145,587
#*  Louisiana-Pacific Corp............................  95,527   1,501,684
#*  LSB Industries, Inc...............................  11,488      64,333
    LyondellBasell Industries NV Class A..............  55,933   4,361,096
    Martin Marietta Materials, Inc....................  26,524   3,330,884
    Materion Corp.....................................  20,039     490,755
    Mercer International, Inc.........................  54,382     399,708
    Minerals Technologies, Inc........................  24,853   1,018,724
    Monsanto Co.......................................  37,757   3,420,784
    Mosaic Co. (The)..................................  93,985   2,265,039
    Myers Industries, Inc.............................  38,665     440,394

                                     1609

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Neenah Paper, Inc.................................  18,967 $1,146,365
    NewMarket Corp....................................   6,400  2,427,328
    Newmont Mining Corp............................... 159,753  3,188,670
*   Northern Technologies International Corp..........     929      9,662
    Nucor Corp........................................ 121,004  4,727,626
    Olin Corp......................................... 259,683  4,399,030
    Olympic Steel, Inc................................  10,572     98,742
#*  OMNOVA Solutions, Inc.............................  40,851    214,468
*   Owens-Illinois, Inc............................... 160,965  2,082,887
    Packaging Corp. of America........................  57,304  2,912,762
    PH Glatfelter Co..................................  32,370    477,781
#*  Platform Specialty Products Corp..................  43,822    334,362
#   PolyOne Corp......................................  76,587  2,072,444
    PPG Industries, Inc...............................  21,580  2,052,690
    Praxair, Inc......................................  32,224  3,222,400
    Quaker Chemical Corp..............................  12,117    908,896
*   Real Industry, Inc................................  10,927     69,933
    Reliance Steel & Aluminum Co......................  64,377  3,665,626
#*  Resolute Forest Products, Inc.....................   4,347     24,517
#   Royal Gold, Inc...................................  34,071  1,014,975
    RPM International, Inc............................  60,593  2,378,275
    Schnitzer Steel Industries, Inc. Class A..........  32,252    433,789
#   Schweitzer-Mauduit International, Inc.............  20,896    877,632
    Scotts Miracle-Gro Co. (The) Class A..............  31,859  2,188,076
    Sealed Air Corp...................................  75,798  3,072,093
    Sensient Technologies Corp........................  32,867  1,961,174
    Sherwin-Williams Co. (The)........................   8,800  2,249,896
    Silgan Holdings, Inc..............................  50,934  2,692,881
    Sonoco Products Co................................  96,196  3,800,704
#   Southern Copper Corp..............................  15,070    390,614
    Steel Dynamics, Inc............................... 171,745  3,151,521
    Stepan Co.........................................  16,134    725,385
#*  Stillwater Mining Co..............................  83,332    545,825
    SunCoke Energy, Inc...............................  20,403     77,123
    Synalloy Corp.....................................   4,403     31,041
#   TimkenSteel Corp..................................  28,643    258,073
#*  Trecora Resources.................................  12,556    132,089
    Tredegar Corp.....................................  15,339    201,401
    United States Lime & Minerals, Inc................   3,394    186,568
#   United States Steel Corp..........................  23,136    161,952
#*  Universal Stainless & Alloy Products, Inc.........   1,587     10,855
#*  US Concrete, Inc..................................  18,545    843,427
#   Valspar Corp. (The)...............................  39,280  3,076,802
    Vulcan Materials Co...............................  38,638  3,407,872
#   Westlake Chemical Corp............................  79,109  3,597,877
    WestRock Co....................................... 125,334  4,421,784
    Worthington Industries, Inc.......................  47,138  1,441,951

                                     1610

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
*            WR Grace & Co..............................    16,004 $  1,301,765
                                                                   ------------
Total Materials.........................................            209,412,915
                                                                   ------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    12,557           --
                                                                   ------------
Telecommunication Services -- (2.6%)
#*           8x8, Inc...................................    29,171      366,388
*            Alaska Communications Systems Group, Inc...    38,907       63,029
             AT&T, Inc.................................. 1,899,271   68,487,712
             Atlantic Tele-Network, Inc.................    11,255      866,522
*            Boingo Wireless, Inc.......................    26,412      161,113
             CenturyLink, Inc...........................   312,393    7,941,030
*            Cincinnati Bell, Inc.......................   170,915      553,765
             Cogent Communications Holdings, Inc........    25,095      838,424
#            Consolidated Communications Holdings, Inc..    48,334      968,613
#*           FairPoint Communications, Inc..............     9,880      148,200
             Frontier Communications Corp...............   481,849    2,192,413
*            General Communication, Inc. Class A........    48,048      870,630
*            Hawaiian Telcom Holdco, Inc................     1,676       39,989
             IDT Corp. Class B..........................    24,032      305,206
             Inteliquent, Inc...........................    40,522      696,168
#*           Intelsat SA................................     3,235       10,805
#*           Iridium Communications, Inc................    44,017      306,358
*            Level 3 Communications, Inc................   109,831    5,360,851
*            Lumos Networks Corp........................    17,448      202,048
#*           NTELOS Holdings Corp.......................    12,978      120,047
#*           ORBCOMM, Inc...............................    62,757      458,126
*            SBA Communications Corp. Class A...........    21,982    2,182,373
             Shenandoah Telecommunications Co...........    69,896    1,606,210
             Spok Holdings, Inc.........................    19,485      350,925
#*           Sprint Corp................................   280,894      848,300
#*           Straight Path Communications, Inc. Class B.     6,154      138,465
*            T-Mobile US, Inc...........................    90,279    3,624,702
             Telephone & Data Systems, Inc..............    80,557    1,868,117
*            United States Cellular Corp................    20,182      759,651
#            Verizon Communications, Inc................   832,077   41,578,888
*            Vonage Holdings Corp.......................   144,148      739,479
#            Windstream Holdings, Inc...................    52,701      304,085
                                                                   ------------
Total Telecommunication Services........................            144,958,632
                                                                   ------------
Utilities -- (2.1%)
             AES Corp...................................   116,671    1,108,374
             AGL Resources, Inc.........................    39,438    2,506,679
             ALLETE, Inc................................    23,303    1,232,729
             Alliant Energy Corp........................    16,746    1,094,184
             Ameren Corp................................    34,291    1,540,352
             American Electric Power Co., Inc...........    34,200    2,085,174
             American States Water Co...................    23,884    1,084,334
             American Water Works Co., Inc..............    25,436    1,651,051
#            Aqua America, Inc..........................    60,722    1,914,565
#            Artesian Resources Corp. Class A...........     5,942      180,102
             Atmos Energy Corp..........................    35,933    2,487,282

                                     1611

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Utilities -- (Continued)
*   Avangrid, Inc.....................................  31,899 $1,226,517
#   Avista Corp.......................................  39,964  1,479,867
    Black Hills Corp..................................  23,088  1,137,777
    California Water Service Group....................  26,497    664,810
*   Calpine Corp...................................... 220,108  3,369,853
#   CenterPoint Energy, Inc...........................  61,546  1,099,827
    Chesapeake Utilities Corp.........................  10,263    646,261
    Cleco Corp........................................  21,400  1,137,196
#   CMS Energy Corp...................................  39,100  1,520,208
    Connecticut Water Service, Inc....................   8,526    366,021
#   Consolidated Edison, Inc..........................  36,546  2,535,927
    Consolidated Water Co., Ltd.......................   8,030     93,389
    Delta Natural Gas Co., Inc........................   2,958     64,514
#   Dominion Resources, Inc...........................  41,411  2,988,632
    DTE Energy Co.....................................  21,533  1,830,520
    Duke Energy Corp..................................  47,917  3,608,150
#*  Dynegy, Inc.......................................  73,641    871,909
    Edison International..............................  20,476  1,265,417
    El Paso Electric Co...............................  25,995  1,063,975
    Empire District Electric Co. (The)................  26,321    772,258
    Entergy Corp......................................  24,155  1,704,860
    Eversource Energy.................................  33,691  1,812,576
    Exelon Corp.......................................  37,036  1,095,155
    FirstEnergy Corp..................................  39,376  1,301,771
    Gas Natural, Inc..................................   5,877     48,897
#*  Genie Energy, Ltd. Class B........................  12,764    107,345
    Great Plains Energy, Inc..........................  57,324  1,598,193
    Hawaiian Electric Industries, Inc.................  43,152  1,291,108
#   IDACORP, Inc......................................  27,260  1,897,023
    ITC Holdings Corp.................................  57,978  2,313,322
    Laclede Group, Inc. (The).........................  23,955  1,531,683
#   MDU Resources Group, Inc..........................  67,992  1,147,705
    MGE Energy, Inc...................................  22,065  1,069,049
    Middlesex Water Co................................  10,603    307,487
#   National Fuel Gas Co..............................  25,196  1,142,135
    New Jersey Resources Corp.........................  49,762  1,752,618
    NextEra Energy, Inc...............................  32,070  3,582,540
    NiSource, Inc..................................... 106,538  2,238,363
#   Northwest Natural Gas Co..........................  16,164    839,720
    NorthWestern Corp.................................  23,729  1,325,027
    NRG Energy, Inc................................... 111,607  1,187,498
#   NRG Yield, Inc. Class A...........................   6,297     78,083
#   NRG Yield, Inc. Class C...........................  11,313    149,784
    OGE Energy Corp...................................  61,233  1,606,142
#   ONE Gas, Inc......................................  29,343  1,659,640
    Ormat Technologies, Inc...........................  24,692    874,097
#   Otter Tail Corp...................................  22,637    630,214
#   Pattern Energy Group, Inc.........................  43,636    826,902
    Pepco Holdings, Inc...............................  32,515    867,500
    PG&E Corp.........................................  30,807  1,691,612
    Piedmont Natural Gas Co., Inc.....................  38,354  2,272,091
    Pinnacle West Capital Corp........................  15,991  1,060,363
    PNM Resources, Inc................................  48,335  1,518,202

                                     1612

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
               Portland General Electric Co..........     46,304 $    1,799,836
               PPL Corp..............................     46,676      1,636,461
               Public Service Enterprise Group, Inc..     50,049      2,067,024
#              Questar Corp..........................     96,766      1,973,059
               RGC Resources, Inc....................        678         14,374
               SCANA Corp............................     20,231      1,273,541
               Sempra Energy.........................     15,080      1,428,830
               SJW Corp..............................     14,096        459,530
               South Jersey Industries, Inc..........     38,830        965,314
#              Southern Co. (The)....................     63,291      3,096,196
               Southwest Gas Corp....................     25,612      1,506,754
#*             Talen Energy Corp.....................      4,156         29,715
               TECO Energy, Inc......................     84,049      2,279,409
               UGI Corp..............................    135,135      4,594,590
               Unitil Corp...........................     12,123        469,766
               Vectren Corp..........................     30,704      1,284,655
#              WEC Energy Group, Inc.................     42,285      2,335,401
               Westar Energy, Inc....................     30,202      1,315,599
               WGL Holdings, Inc.....................     28,898      1,930,097
               Xcel Energy, Inc......................     56,192      2,147,658
               York Water Co. (The)..................      8,223        219,307
                                                                 --------------
Total Utilities......................................               119,983,675
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,117,293,676
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*     Community Health Systems, Inc. Rights
                 12/31/49............................    137,366          1,099
(degrees)*     Dyax Corp. Contingent Value Rights....     15,216         16,890
(degrees)*     Furiex Pharmaceuticals Contingent
                 Value Rights........................      5,764             --
(degrees)*     Leap Wireless International, Inc.
                 Contingent Value Rights.............     42,008         79,395
(degrees)#*    Magnum Hunter Resources Corp.
                 Warrants 04/15/16...................      9,520             --
(degrees)#*    Safeway Casa Ley Contingent Value
                 Rights..............................     95,306         96,726
(degrees)*     Safeway PDC, LLC Contingent Value
                 Rights..............................     95,306          4,651
TOTAL RIGHTS/WARRANTS................................                   198,761
                                                                 --------------

                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                      ----------
BONDS -- (0.0%)

Health Care -- (0.0%)
(z)(degrees)#  Catalyst Biosciences, Inc.............     10,817         10,601
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,117,503,038
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
               State Street Institutional Liquid
                 Reserves, 0.358%.................... 62,003,677     62,003,677
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@           DFA Short Term Investment Fund........ 38,301,689    443,150,545
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,076,921,933)^^............................            $5,622,657,260
                                                                 ==============

                                     1613

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  791,429,029           --   --    $  791,429,029
   Consumer Staples...........    394,826,594           --   --       394,826,594
   Energy.....................    354,673,607           --   --       354,673,607
   Financials.................    904,388,208           --   --       904,388,208
   Health Care................    582,095,033           --   --       582,095,033
   Industrials................    721,583,422           --   --       721,583,422
   Information Technology.....    893,942,561           --   --       893,942,561
   Materials..................    209,412,915           --   --       209,412,915
   Other......................             --           --   --                --
   Telecommunication Services.    144,958,632                         144,958,632
   Utilities..................    119,983,675           --   --       119,983,675
Rights/Warrants...............             -- $    198,761   --           198,761
Bonds
   Health Care................             --       10,601   --            10,601
Temporary Cash Investments....     62,003,677           --   --        62,003,677
Securities Lending Collateral.             --  443,150,545   --       443,150,545
Futures Contracts**...........        400,079           --   --           400,079
                               -------------- ------------   --    --------------
TOTAL......................... $5,179,697,432 $443,359,907   --    $5,623,057,339
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1614

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- ------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (5.0%)
    Asciano, Ltd...................................... 1,426,870 $  9,045,873
    Aurizon Holdings, Ltd.............................   727,335    1,923,267
    Australia & New Zealand Banking Group, Ltd........   230,879    4,007,827
    Bank of Queensland, Ltd...........................   270,592    2,534,717
    Bendigo and Adelaide Bank, Ltd....................   334,672    2,574,435
    BHP Billiton, Ltd................................. 1,504,508   16,522,444
#   BHP Billiton, Ltd. Sponsored ADR..................   563,499   12,346,263
    Boral, Ltd........................................   414,885    1,664,806
#   Fortescue Metals Group, Ltd....................... 1,551,046    1,949,235
    Harvey Norman Holdings, Ltd.......................    51,324      163,660
    Incitec Pivot, Ltd................................ 1,286,816    2,868,288
    Macquarie Group, Ltd..............................    64,627    3,333,569
    National Australia Bank, Ltd......................     9,486      188,449
*   Newcrest Mining, Ltd..............................   914,714    8,598,952
    Oil Search, Ltd...................................    23,582      110,819
    Orica, Ltd........................................   142,589    1,453,110
    Origin Energy, Ltd................................   674,251    1,995,539
    QBE Insurance Group, Ltd..........................   689,410    5,392,890
    Rio Tinto, Ltd....................................   383,954   10,842,768
    Santos, Ltd....................................... 1,799,680    4,127,378
*   South32, Ltd......................................   949,273      666,278
*   South32, Ltd. ADR.................................   213,802      726,927
    Star Entertainment Group, Ltd. (The)..............    61,041      235,614
    Suncorp Group, Ltd................................   900,751    7,514,568
    Tabcorp Holdings, Ltd.............................   146,976      483,177
    Tatts Group, Ltd.................................. 1,185,925    3,527,795
    Treasury Wine Estates, Ltd........................    45,965      299,164
    Wesfarmers, Ltd...................................   315,095    9,507,356
    Woodside Petroleum, Ltd...........................   757,654   15,270,032
                                                                 ------------
TOTAL AUSTRALIA.......................................            129,875,200
                                                                 ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG...............................    48,334    1,396,205
    OMV AG............................................    53,961    1,388,973
                                                                 ------------
TOTAL AUSTRIA.........................................              2,785,178
                                                                 ------------
BELGIUM -- (1.9%)
    Ageas.............................................   217,008    8,812,894
    Colruyt SA........................................    29,330    1,568,250
    Delhaize Group....................................    99,532   10,446,881
    Delhaize Group Sponsored ADR......................    42,400    1,107,488
    KBC Groep NV......................................   197,642   11,326,226
    Proximus SADP.....................................    78,566    2,715,810
    Solvay SA.........................................    87,295    7,231,782
    UCB SA............................................    49,940    4,269,915
    Umicore SA........................................    61,534    2,262,322
                                                                 ------------
TOTAL BELGIUM.........................................             49,741,568
                                                                 ------------
CANADA -- (7.5%)
    Agnico Eagle Mines, Ltd...........................   276,023    8,126,117

                                     1615

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
    AltaGas, Ltd......................................     4,600 $    107,637
    Bank of Montreal..................................   382,730   20,483,710
    Barrick Gold Corp.................................   716,442    7,099,940
*   BlackBerry, Ltd.(09228F103).......................    36,453      259,545
*   BlackBerry, Ltd.(BCBHZ31).........................   298,507    2,128,692
    Cameco Corp.(13321L108)...........................   258,817    3,142,038
    Cameco Corp.(2166160).............................    55,352      672,095
    Canadian Natural Resources, Ltd.(136385101).......   717,719   15,258,706
    Canadian Natural Resources, Ltd.(2171573).........   440,539    9,430,912
    Canadian Oil Sands, Ltd...........................   624,404    4,185,276
    Canadian Tire Corp., Ltd. Class A.................    35,317    2,877,747
    Cenovus Energy, Inc...............................   508,928    6,254,725
    Crescent Point Energy Corp.(22576C101)............   332,293    3,688,452
    Crescent Point Energy Corp.(B67C8W8)..............   197,496    2,189,387
*   Detour Gold Corp..................................    34,700      422,077
    E-L Financial Corp., Ltd..........................       100       48,219
    Eldorado Gold Corp.(2307873)......................   212,021      481,281
    Eldorado Gold Corp.(284902103)....................     9,235       20,686
    Empire Co., Ltd...................................   257,695    4,870,986
    Enbridge Income Fund Holdings, Inc................     7,687      160,610
    Encana Corp.......................................   614,295    2,684,469
    Fairfax Financial Holdings, Ltd...................    25,613   13,187,889
    Finning International, Inc........................   153,558    1,955,511
    First Quantum Minerals, Ltd.......................   456,957      988,349
#   Genworth MI Canada, Inc...........................    42,919      742,328
    Goldcorp, Inc.(380956409).........................   397,204    4,504,293
    Goldcorp, Inc.(2676302)...........................    88,894    1,012,741
    Hudson's Bay Co...................................    26,231      323,932
    Husky Energy, Inc.................................   472,269    4,699,432
    Industrial Alliance Insurance & Financial
      Services, Inc...................................    99,488    2,953,605
*   Kinross Gold Corp.................................   455,547      751,170
*   Lundin Mining Corp................................   273,628      677,771
    Manulife Financial Corp.(56501R106)...............   133,028    1,843,768
    Manulife Financial Corp.(2492519).................   982,780   13,658,881
    Maple Leaf Foods, Inc.............................    29,428      479,368
*   MEG Energy Corp...................................    96,058      398,385
#   Pacific Exploration and Production Corp...........    32,827       18,981
    Silver Wheaton Corp...............................   175,677    2,065,962
    Sun Life Financial, Inc.(866796105)...............    34,062      970,767
    Sun Life Financial, Inc.(2566124).................   214,163    6,142,529
    Suncor Energy, Inc.(867224107)....................   498,567   11,741,253
    Suncor Energy, Inc.(B3NB1P2)...................... 1,078,999   25,555,848
#   Teck Resources, Ltd. Class B......................    97,700      364,745
    TMX Group, Ltd....................................       400       11,610
*   Tourmaline Oil Corp...............................   148,016    2,951,022
*   Turquoise Hill Resources, Ltd.....................   203,626      425,886
    Whitecap Resources, Inc...........................   224,230    1,226,070
    WSP Global, Inc...................................    32,356      929,868
    Yamana Gold, Inc..................................     2,500        4,301
                                                                 ------------
TOTAL CANADA..........................................            195,179,572
                                                                 ------------
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A..................     2,605    3,292,635

                                     1616

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    AP Moeller - Maersk A.S. Class B....................     5,274 $  6,785,649
    Carlsberg A.S. Class B..............................    60,497    5,100,353
    Danske Bank A.S.....................................   207,721    5,590,074
    DSV A.S.............................................    81,868    3,186,006
*   H Lundbeck A.S......................................    17,769      577,148
    ISS A.S.............................................    59,071    2,088,351
*   Jyske Bank A.S......................................    24,399    1,071,389
    Rockwool International A.S. Class B.................       708      107,261
    TDC A.S.............................................   792,611    3,403,824
    Tryg A.S............................................    12,648      241,844
    Vestas Wind Systems A.S.............................   248,599   16,266,900
                                                                   ------------
TOTAL DENMARK...........................................             47,711,434
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj..........................................   284,659    4,476,109
    Neste Oyj...........................................    50,406    1,579,185
    Stora Enso Oyj Class R..............................   573,012    4,669,902
    UPM-Kymmene Oyj.....................................   385,629    6,284,527
                                                                   ------------
TOTAL FINLAND...........................................             17,009,723
                                                                   ------------
FRANCE -- (10.0%)
    AXA SA..............................................   789,249   19,504,496
    AXA SA Sponsored ADR................................   394,508    9,704,897
    BNP Paribas SA......................................   339,459   16,080,787
*   Bollore SA(BZ0G303).................................     2,718       10,788
    Bollore SA(4572709).................................   488,065    1,969,796
    Bouygues SA.........................................   185,628    7,266,245
#   Casino Guichard Perrachon SA........................    41,114    1,863,654
#   CGG SA Sponsored ADR................................    21,119       20,908
    Cie de Saint-Gobain.................................   606,622   25,001,475
    Cie Generale des Etablissements Michelin............    74,433    6,790,771
    CNP Assurances......................................   182,294    2,437,727
    Credit Agricole SA..................................   275,871    2,752,935
    Eiffage SA..........................................    16,826    1,155,555
    Electricite de France SA............................   188,405    2,463,677
    Engie SA............................................ 1,142,718   18,232,716
    Lagardere SCA.......................................     3,794      107,817
    Natixis SA..........................................   644,051    3,151,073
    Orange SA........................................... 1,778,494   31,578,305
*   Peugeot SA..........................................   541,969    8,058,947
    Renault SA..........................................   244,726   20,765,713
    Rexel SA............................................    84,606    1,001,963
    SCOR SE.............................................   107,372    3,742,798
    Societe Generale SA.................................   670,289   25,569,909
    STMicroelectronics NV...............................   418,470    2,733,902
                                                                   ------------
#   Total SA............................................ 1,059,440   47,061,277
                                                                   ------------
TOTAL FRANCE............................................            259,028,131
                                                                   ------------
GERMANY -- (7.4%)
    Allianz SE..........................................   217,369   35,178,198
    Allianz SE Sponsored ADR............................   716,588   11,608,726
    Bayerische Motoren Werke AG.........................   291,133   24,247,030

                                     1617

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
GERMANY -- (Continued)
*   Commerzbank AG....................................    401,297 $  3,261,134
    Daimler AG........................................    739,542   51,778,103
    Deutsche Bank AG(5750355).........................     43,973      788,038
#   Deutsche Bank AG(D18190898).......................    326,750    5,845,558
*   Deutsche Lufthansa AG.............................    244,957    3,591,965
    E.ON SE...........................................    886,206    9,080,785
    Fraport AG Frankfurt Airport Services Worldwide...     36,156    2,192,921
    Hannover Rueck SE.................................     28,455    2,994,820
    HeidelbergCement AG...............................    121,611    8,958,253
    K+S AG............................................    159,941    3,381,238
    Metro AG..........................................    178,862    5,068,089
    Muenchener Rueckversicherungs-Gesellschaft AG.....     64,175   12,364,686
    Osram Licht AG....................................      5,820      259,842
    RWE AG............................................    174,770    2,448,092
*   Talanx AG.........................................     64,359    1,859,581
    Telefonica Deutschland Holding AG.................    455,234    2,258,003
    Volkswagen AG.....................................     28,585    3,752,286
                                                                  ------------
TOTAL GERMANY.........................................             190,917,348
                                                                  ------------
HONG KONG -- (2.3%)
#   Bank of East Asia, Ltd. (The).....................    109,800      322,046
    Cathay Pacific Airways, Ltd.......................  1,226,000    1,934,949
    CK Hutchison Holdings, Ltd........................    557,348    6,974,736
    FIH Mobile, Ltd...................................  2,078,000      743,616
    Guoco Group, Ltd..................................      6,000       60,707
    Hang Lung Group, Ltd..............................    573,000    1,583,037
    Hang Lung Properties, Ltd.........................  1,233,000    2,283,994
    Henderson Land Development Co., Ltd...............    181,164      989,161
    Hongkong & Shanghai Hotels (The)..................    332,918      334,473
    Hopewell Holdings, Ltd............................    330,831    1,003,974
    Kerry Properties, Ltd.............................    572,500    1,317,590
    MTR Corp., Ltd....................................    523,686    2,377,757
    New World Development Co., Ltd....................  7,173,603    5,863,121
    NWS Holdings, Ltd.................................    514,744      774,134
    Orient Overseas International, Ltd................    162,048      603,653
    Shangri-La Asia, Ltd..............................  1,380,000    1,292,733
    Sino Land Co., Ltd................................  1,537,241    1,982,911
    Sun Hung Kai Properties, Ltd......................  1,057,434   11,438,135
    Swire Pacific, Ltd. Class A.......................    586,500    5,661,625
    Swire Pacific, Ltd. Class B.......................    352,500      626,483
#   Tsim Sha Tsui Properties, Ltd.....................    259,630      717,442
    Wharf Holdings, Ltd. (The)........................  1,130,000    5,266,055
    Wheelock & Co., Ltd...............................  1,122,000    4,295,541
    Yue Yuen Industrial Holdings, Ltd.................     74,500      256,819
                                                                  ------------
TOTAL HONG KONG.......................................              58,704,692
                                                                  ------------
IRELAND -- (0.2%)
*   Bank of Ireland................................... 13,700,088    4,518,377
*   Bank of Ireland Sponsored ADR.....................     36,719      484,691

                                     1618

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR.............................    25,104 $   675,800
                                                                    -----------
TOTAL IRELAND............................................             5,678,868
                                                                    -----------
ISRAEL -- (0.4%)
    Azrieli Group........................................    13,825     487,920
    Bank Hapoalim BM.....................................   899,961   4,180,190
*   Bank Leumi Le-Israel BM..............................   850,665   2,801,506
    Delek Group, Ltd.....................................       355      61,245
    Mizrahi Tefahot Bank, Ltd............................   128,980   1,447,916
    Paz Oil Co., Ltd.....................................       270      41,952
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...    29,587   1,819,009
                                                                    -----------
TOTAL ISRAEL.............................................            10,839,738
                                                                    -----------
ITALY -- (1.5%)
*   Banco Popolare SC....................................   112,479   1,047,680
    Eni SpA.............................................. 1,173,638  17,031,979
    Mediobanca SpA.......................................   109,491     877,504
*   Telecom Italia SpA Sponsored ADR.....................   111,949   1,248,231
    UniCredit SpA........................................ 3,923,002  15,165,616
    Unione di Banche Italiane SpA........................ 1,053,933   4,938,675
                                                                    -----------
TOTAL ITALY..............................................            40,309,685
                                                                    -----------
JAPAN -- (22.4%)
    77 Bank, Ltd. (The)..................................    97,000     450,261
    Aeon Co., Ltd........................................   844,200  11,266,822
    Aisin Seiki Co., Ltd.................................   192,300   8,165,564
    Alfresa Holdings Corp................................    16,200     301,824
    Amada Holdings Co., Ltd..............................   219,200   2,070,278
    Aoyama Trading Co., Ltd..............................    13,400     533,393
    Asahi Glass Co., Ltd.................................   879,000   5,359,484
    Asahi Kasei Corp..................................... 1,399,000   9,089,820
    Autobacs Seven Co., Ltd..............................     4,700      82,176
    Bank of Kyoto, Ltd. (The)............................   148,000   1,148,095
    Bank of Yokohama, Ltd. (The).........................   814,000   4,341,646
    Brother Industries, Ltd..............................   205,200   2,073,679
    Canon Marketing Japan, Inc...........................    39,500     713,425
    Chiba Bank, Ltd. (The)...............................   421,000   2,604,225
    Chugoku Bank, Ltd. (The).............................    91,100   1,084,483
    Citizen Holdings Co., Ltd............................   193,200   1,178,807
    Coca-Cola East Japan Co., Ltd........................    18,900     304,992
    Coca-Cola West Co., Ltd..............................    45,700   1,008,252
    COMSYS Holdings Corp.................................    18,500     270,034
*   Cosmo Energy Holdings Co., Ltd.......................     4,500      49,616
    Credit Saison Co., Ltd...............................    31,500     592,254
    Dai Nippon Printing Co., Ltd.........................   299,000   2,797,380
    Dai-ichi Life Insurance Co., Ltd. (The)..............   427,600   5,910,178
    Daido Steel Co., Ltd.................................   209,000     868,900
    Daihatsu Motor Co., Ltd..............................   218,800   3,415,741
    Daiichi Sankyo Co., Ltd..............................   139,600   2,906,613
    Denka Co., Ltd.......................................   234,000   1,037,052
    DIC Corp.............................................   363,000     935,414

                                     1619

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Ebara Corp........................................   215,000 $   952,307
    Fuji Media Holdings, Inc..........................    34,200     384,861
    FUJIFILM Holdings Corp............................   221,500   8,558,278
    Fukuoka Financial Group, Inc......................   394,000   1,672,124
    Furukawa Electric Co., Ltd........................   118,000     242,787
    Glory, Ltd........................................    42,500   1,359,094
    Gunma Bank, Ltd. (The)............................   208,000   1,151,691
    H2O Retailing Corp................................    46,400     790,947
    Hachijuni Bank, Ltd. (The)........................   217,000   1,213,443
    Hankyu Hanshin Holdings, Inc......................   710,000   4,429,374
    Hiroshima Bank, Ltd. (The)........................   196,000     981,248
    Hitachi Capital Corp..............................    34,600     852,606
    Hitachi Chemical Co., Ltd.........................    71,600   1,258,789
    Hitachi Construction Machinery Co., Ltd...........   116,500   1,698,789
    Hitachi High-Technologies Corp....................    37,335   1,059,420
    Hitachi Metals, Ltd...............................    84,700     953,006
    Hitachi Transport System, Ltd.....................    15,585     253,947
    Hitachi, Ltd...................................... 3,157,000  15,601,973
    Hokuhoku Financial Group, Inc.....................   791,000   1,467,227
    Honda Motor Co., Ltd.............................. 1,200,200  32,533,805
#   Ibiden Co., Ltd...................................   144,200   2,031,281
    Idemitsu Kosan Co., Ltd...........................    53,200     797,937
    Iida Group Holdings Co., Ltd......................    54,500     971,567
    ITOCHU Corp....................................... 1,171,200  13,765,021
    Iyo Bank, Ltd. (The)..............................   127,118   1,077,586
    J Front Retailing Co., Ltd........................   224,400   3,094,987
    JFE Holdings, Inc.................................   505,100   6,847,148
    Joyo Bank, Ltd. (The).............................   324,887   1,319,427
    JSR Corp..........................................    82,800   1,202,447
    JTEKT Corp........................................    53,900     869,651
    JX Holdings, Inc.................................. 1,337,386   5,107,480
    Kamigumi Co., Ltd.................................   136,000   1,225,635
    Kaneka Corp.......................................   280,000   2,679,684
    Kawasaki Kisen Kaisha, Ltd........................   842,000   1,511,589
    Keiyo Bank, Ltd. (The)............................    12,000      52,015
    Kinden Corp.......................................    23,000     285,225
    Kobe Steel, Ltd................................... 3,940,000   3,828,717
    Komatsu, Ltd......................................   439,400   6,569,776
    Konica Minolta, Inc...............................   612,400   5,161,902
    Kuraray Co., Ltd..................................   369,700   4,459,407
    Kyocera Corp......................................    67,600   2,818,877
    Kyocera Corp. Sponsored ADR.......................       555      22,172
*   Kyushu Financial Group, Inc.......................   149,510     932,590
    LIXIL Group Corp..................................   139,140   2,936,572
    Maeda Road Construction Co., Ltd..................     5,000      78,201
    Marubeni Corp..................................... 1,355,600   6,483,670
    Medipal Holdings Corp.............................    57,000     924,521
    Mitsubishi Chemical Holdings Corp................. 1,991,500  11,107,079
    Mitsubishi Corp...................................   353,900   5,672,988
    Mitsubishi Gas Chemical Co., Inc..................   246,000   1,175,796
    Mitsubishi Heavy Industries, Ltd.................. 1,925,000   7,565,622
    Mitsubishi Logistics Corp.........................    42,000     575,904
    Mitsubishi Materials Corp......................... 1,534,000   4,731,773

                                     1620

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mitsubishi UFJ Financial Group, Inc.................  4,974,134 $25,506,836
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR..  1,691,580   8,576,311
    Mitsui & Co., Ltd...................................    359,900   4,090,862
    Mitsui & Co., Ltd. Sponsored ADR....................      4,829   1,099,853
    Mitsui Chemicals, Inc...............................    811,000   3,550,342
    Mitsui OSK Lines, Ltd...............................    672,000   1,331,524
    Mizuho Financial Group, Inc......................... 17,491,900  30,264,823
    MS&AD Insurance Group Holdings, Inc.................    137,491   3,734,392
    Nagase & Co., Ltd...................................     25,400     304,238
    NEC Corp............................................  3,146,000   8,332,283
    NHK Spring Co., Ltd.................................    131,000   1,291,094
#   Nikon Corp..........................................    251,700   3,702,876
    Nippo Corp..........................................     51,000     757,548
    Nippon Electric Glass Co., Ltd......................    119,000     615,905
    Nippon Express Co., Ltd.............................    870,000   4,075,302
    Nippon Paper Industries Co., Ltd....................    114,700   1,842,566
    Nippon Shokubai Co., Ltd............................     17,200   1,124,259
    Nippon Steel & Sumitomo Metal Corp..................    614,700  11,018,060
    Nippon Yusen K.K....................................  2,155,000   4,623,194
    Nissan Motor Co., Ltd...............................  1,904,600  18,942,607
    Nisshinbo Holdings, Inc.............................    107,000   1,077,328
    NOK Corp............................................     88,200   1,833,680
    Nomura Holdings, Inc................................  1,044,600   5,668,985
    Nomura Real Estate Holdings, Inc....................      6,300     110,635
    NTN Corp............................................    508,000   1,932,948
    Obayashi Corp.......................................     67,000     604,437
    Oji Holdings Corp...................................  1,074,000   4,337,431
    Otsuka Holdings Co., Ltd............................     79,500   2,674,502
    Resona Holdings, Inc................................  1,548,300   7,120,261
    Ricoh Co., Ltd......................................  1,023,200   9,892,821
    Rohm Co., Ltd.......................................     37,500   1,704,218
    Sankyo Co., Ltd.....................................     15,200     581,307
    SBI Holdings, Inc...................................    136,800   1,368,317
    Sega Sammy Holdings, Inc............................     96,000     904,666
    Seino Holdings Co., Ltd.............................     69,100     752,716
    Sekisui Chemical Co., Ltd...........................     79,000     965,545
    Sekisui House, Ltd..................................    505,200   7,952,336
    Shiga Bank, Ltd. (The)..............................     34,000     151,817
    Shinsei Bank, Ltd...................................  1,031,000   1,611,419
    Shizuoka Bank, Ltd. (The)...........................    303,000   2,645,095
    Showa Denko KK......................................  1,686,000   1,847,435
    Showa Shell Sekiyu K.K..............................    131,500   1,073,271
    SKY Perfect JSAT Holdings, Inc......................    130,400     739,919
    Sojitz Corp.........................................    547,200   1,181,919
    Sompo Japan Nipponkoa Holdings, Inc.................    113,200   3,357,146
    Sony Corp. Sponsored ADR............................    101,191   2,416,441
    Sumitomo Chemical Co., Ltd..........................  2,166,000  11,005,433
    Sumitomo Corp.......................................    298,200   2,972,500
    Sumitomo Dainippon Pharma Co., Ltd..................     48,000     534,827
    Sumitomo Electric Industries, Ltd...................    834,000  10,988,734
    Sumitomo Forestry Co., Ltd..........................    147,900   1,877,846
    Sumitomo Heavy Industries, Ltd......................    542,000   2,145,766
    Sumitomo Metal Mining Co., Ltd......................    548,000   5,814,865

                                     1621

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
JAPAN -- (Continued)
    Sumitomo Mitsui Financial Group, Inc..............   942,227 $ 31,610,404
    Sumitomo Mitsui Trust Holdings, Inc............... 1,714,000    5,480,339
    Sumitomo Osaka Cement Co., Ltd....................    97,000      395,380
    Sumitomo Rubber Industries, Ltd...................   164,500    2,087,800
    Suzuken Co., Ltd..................................    23,400      809,405
    T&D Holdings, Inc.................................   599,000    6,854,214
    Takashimaya Co., Ltd..............................   218,000    1,867,114
    TDK Corp..........................................   170,900    9,387,419
    Teijin, Ltd....................................... 1,217,000    4,458,999
    THK Co., Ltd......................................    80,000    1,278,294
    Tokai Rika Co., Ltd...............................    45,200    1,111,904
    Toppan Printing Co., Ltd..........................   173,000    1,505,427
*   Toshiba Corp...................................... 2,493,000    4,162,455
    Tosoh Corp........................................   524,000    2,535,748
    Toyo Seikan Group Holdings, Ltd...................    66,700    1,210,304
    Toyobo Co., Ltd...................................    48,000       63,101
    Toyoda Gosei Co., Ltd.............................    64,100    1,388,755
    Toyota Tsusho Corp................................   278,500    6,374,109
    Ube Industries, Ltd...............................   713,000    1,388,701
    UNY Group Holdings Co., Ltd.......................    58,500      374,792
    Ushio, Inc........................................     6,200       80,603
    Wacoal Holdings Corp..............................    13,000      151,990
    Yamada Denki Co., Ltd.............................   425,200    2,059,101
    Yamaguchi Financial Group, Inc....................   107,000    1,158,677
    Yokohama Rubber Co., Ltd. (The)...................    81,600    1,223,327
    Zeon Corp.........................................    20,000      134,898
                                                                 ------------
TOTAL JAPAN...........................................            579,645,072
                                                                 ------------
NETHERLANDS -- (2.8%)
    Aegon NV..........................................   844,535    4,775,823
    Akzo Nobel NV.....................................    62,836    4,030,737
    ArcelorMittal(B03XPL1)............................ 1,047,720    3,974,796
#   ArcelorMittal(B295F26)............................   202,952      775,277
    Boskalis Westminster..............................    57,714    2,273,542
    ING Groep NV...................................... 1,482,595   16,890,151
    ING Groep NV Sponsored ADR........................   207,810    2,408,518
    Koninklijke Ahold NV..............................    11,770      266,238
    Koninklijke DSM NV................................   216,445   10,491,520
    Koninklijke KPN NV................................   439,387    1,700,274
    Koninklijke Philips NV(500472303).................   133,453    3,560,526
    Koninklijke Philips NV(5986622)...................   721,376   19,210,043
    NN Group NV.......................................    69,111    2,341,410
                                                                 ------------
TOTAL NETHERLANDS.....................................             72,698,855
                                                                 ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............    74,137      267,467
    Fletcher Building, Ltd............................   312,376    1,400,390
                                                                 ------------
TOTAL NEW ZEALAND.....................................              1,667,857
                                                                 ------------
NORWAY -- (0.6%)
    DNB ASA...........................................   267,353    3,225,897
    Norsk Hydro ASA...................................   823,822    2,738,728

                                     1622

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
NORWAY -- (Continued)
#*  Seadrill, Ltd.....................................   111,426 $   230,652
    Statoil ASA.......................................   324,947   4,446,402
#   Statoil ASA Sponsored ADR.........................   181,129   2,463,354
*   Storebrand ASA....................................   135,512     551,975
*   Subsea 7 SA.......................................    76,598     458,679
    Yara International ASA............................    54,358   2,060,696
                                                                 -----------
TOTAL NORWAY..........................................            16,176,383
                                                                 -----------
PORTUGAL -- (0.1%)
*   Banco Comercial Portugues SA Class R..............   556,334      23,534
*   Banco Espirito Santo SA...........................   865,680          --
    EDP Renovaveis SA.................................   171,817   1,334,951
                                                                 -----------
TOTAL PORTUGAL........................................             1,358,485
                                                                 -----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd................................... 1,062,600   2,309,882
    City Developments, Ltd............................   352,100   1,727,182
    DBS Group Holdings, Ltd...........................   336,805   3,348,292
    Frasers Centrepoint, Ltd..........................   251,800     292,091
    Golden Agri-Resources, Ltd........................ 1,152,700     301,955
    Hutchison Port Holdings Trust..................... 6,111,000   2,919,872
    Keppel Corp., Ltd.................................   248,500     886,223
#   Noble Group, Ltd.................................. 3,208,500     709,163
    Olam International, Ltd...........................   457,800     523,344
    Oversea-Chinese Banking Corp., Ltd................   161,717     904,982
    SembCorp Industries, Ltd..........................   861,700   1,535,539
    Singapore Airlines, Ltd...........................   668,100   5,197,527
    United Industrial Corp., Ltd......................   384,602     812,503
    UOL Group, Ltd....................................   195,707     775,331
    Wilmar International, Ltd......................... 1,432,000   2,895,280
                                                                 -----------
TOTAL SINGAPORE.......................................            25,139,166
                                                                 -----------
SPAIN -- (3.0%)
    Acciona SA........................................    16,161   1,241,531
    Banco de Sabadell SA.............................. 1,894,662   3,429,215
    Banco Popular Espanol SA..........................   939,831   2,539,371
    Banco Santander SA................................ 7,225,955  30,966,294
    Banco Santander SA Sponsored ADR..................     2,050       8,589
    CaixaBank SA......................................    60,770     184,634
    Iberdrola SA...................................... 4,153,846  29,198,457
    Mapfre SA.........................................   969,771   2,178,350
    Repsol SA.........................................   735,028   7,621,124
                                                                 -----------
TOTAL SPAIN...........................................            77,367,565
                                                                 -----------
SWEDEN -- (3.1%)
    Boliden AB........................................   333,548   4,640,527
    ICA Gruppen AB....................................    11,896     420,730
    Meda AB Class A...................................   112,336   1,208,937
    Nordea Bank AB.................................... 1,254,951  12,636,982
    Skandinaviska Enskilda Banken AB Class A.......... 1,140,610  10,993,774
    Skandinaviska Enskilda Banken AB Class C..........     6,988      69,712
    Svenska Cellulosa AB SCA Class A..................     5,730     169,015

                                     1623

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
    Svenska Cellulosa AB SCA Class B..................   603,156 $ 17,876,122
    Svenska Handelsbanken AB Class A..................   146,717    1,846,052
    Swedbank AB Class A...............................   220,748    4,629,705
    Tele2 AB Class B..................................   351,705    2,924,573
    Telefonaktiebolaget LM Ericsson Class B........... 1,804,113   16,024,993
    TeliaSonera AB.................................... 1,720,529    8,126,030
                                                                 ------------
TOTAL SWEDEN..........................................             81,567,152
                                                                 ------------
SWITZERLAND -- (8.7%)
    ABB, Ltd.......................................... 1,795,508   31,026,387
    Adecco SA.........................................   210,289   12,909,673
    Aryzta AG.........................................    49,533    2,266,288
    Baloise Holding AG................................    37,774    4,630,519
    Cie Financiere Richemont SA.......................   432,894   28,136,328
    Clariant AG.......................................   316,201    5,163,378
    Credit Suisse Group AG............................   522,699    9,259,804
    Credit Suisse Group AG Sponsored ADR..............    64,829    1,153,956
*   Dufry AG..........................................     4,495      487,403
    Galenica AG.......................................       421      588,216
    Helvetia Holding AG...............................       500      260,562
    Julius Baer Group, Ltd............................   109,729    4,657,646
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   123,917    5,254,953
    LafargeHolcim, Ltd.(7110753)......................   188,393    7,929,257
    Lonza Group AG....................................    30,015    4,598,278
    Novartis AG.......................................    56,743    4,396,074
    Sulzer AG.........................................     9,410      858,209
    Swatch Group AG (The)(7184725)....................    39,176   13,398,512
    Swatch Group AG (The)(7184736)....................    31,856    2,114,135
    Swiss Life Holding AG.............................    27,202    6,933,911
    Swiss Re AG.......................................   347,731   32,368,966
    UBS Group AG(BRJL176)............................. 1,169,374   19,324,091
*   UBS Group AG(H42097107)...........................   174,186    2,898,455
    Zurich Insurance Group AG.........................   111,445   24,703,495
                                                                 ------------
TOTAL SWITZERLAND.....................................            225,318,496
                                                                 ------------
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C..............................   933,137    3,722,023
    Barclays P.L.C.................................... 1,993,522    5,334,408
    Barclays P.L.C. Sponsored ADR..................... 1,133,172   12,215,594
    Barratt Developments P.L.C........................   172,399    1,478,789
    BP P.L.C. Sponsored ADR........................... 3,011,984   97,497,922
    Carnival P.L.C....................................    29,025    1,447,902
#   Carnival P.L.C. ADR...............................    65,355    3,289,317
    Glencore P.L.C.................................... 4,572,676    5,895,519
    HSBC Holdings P.L.C............................... 2,913,787   20,549,534
    HSBC Holdings P.L.C. Sponsored ADR................ 1,512,452   53,540,801
    Investec P.L.C....................................   226,845    1,443,210
    J Sainsbury P.L.C................................. 1,594,876    5,599,744
    Kingfisher P.L.C.................................. 2,177,337   10,189,079
    Lloyds Banking Group P.L.C........................   359,161      336,482
    Lloyds Banking Group P.L.C. ADR...................    22,568       85,984

                                     1624

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Old Mutual P.L.C...............................  2,872,170 $    7,007,113
      Pearson P.L.C. Sponsored ADR...................      6,835         76,757
*     Royal Bank of Scotland Group P.L.C.............    479,707      1,736,661
#*    Royal Bank of Scotland Group P.L.C. Sponsored
        ADR..........................................    477,776      3,521,209
      Royal Dutch Shell P.L.C. Class A...............    290,894      6,354,722
      Royal Dutch Shell P.L.C. Sponsored ADR.........
        (B03MM73)....................................  1,051,737     46,413,154
      Royal Dutch Shell P.L.C. Sponsored
        ADR(780259206)...............................    975,148     42,838,252
      Royal Mail P.L.C...............................    304,102      1,999,279
      Standard Chartered P.L.C.......................  1,341,889      9,052,372
      Vodafone Group P.L.C........................... 24,834,340     79,826,235
      Vodafone Group P.L.C. Sponsored ADR............    741,273     23,868,979
      WM Morrison Supermarkets P.L.C.................  1,747,488      4,371,135
                                                                 --------------
TOTAL UNITED KINGDOM.................................               449,692,176
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,538,412,344
                                                                 --------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
      Bayerische Motoren Werke AG....................     23,167      1,595,106
      Porsche Automobil Holding SE...................     62,179      2,819,955
      Volkswagen AG..................................    152,281     17,733,363
                                                                 --------------
TOTAL GERMANY........................................                22,148,424
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                22,148,424
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Iberdrola SA Rights 02/01/16...................  4,994,400        697,730
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             2,561,258,498
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@  DFA Short Term Investment Fund.................  2,443,212     28,267,961
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,961,507,597)^^............................            $2,589,526,459
                                                                 ==============

                                     1625

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Australia............... $ 13,073,190 $  116,802,010   --    $  129,875,200
    Austria.................           --      2,785,178   --         2,785,178
    Belgium.................    1,107,488     48,634,080   --        49,741,568
    Canada..................  195,179,572             --   --       195,179,572
    Denmark.................           --     47,711,434   --        47,711,434
    Finland.................           --     17,009,723   --        17,009,723
    France..................    9,725,805    249,302,326   --       259,028,131
    Germany.................   17,454,284    173,463,064   --       190,917,348
    Hong Kong...............           --     58,704,692   --        58,704,692
    Ireland.................    1,160,491      4,518,377   --         5,678,868
    Israel..................    1,819,009      9,020,729   --        10,839,738
    Italy...................    1,248,231     39,061,454   --        40,309,685
    Japan...................   12,114,777    567,530,295   --       579,645,072
    Netherlands.............    6,744,321     65,954,534   --        72,698,855
    New Zealand.............           --      1,667,857   --         1,667,857
    Norway..................    2,694,006     13,482,377   --        16,176,383
    Portugal................           --      1,358,485   --         1,358,485
    Singapore...............           --     25,139,166   --        25,139,166
    Spain...................        8,589     77,358,976   --        77,367,565
    Sweden..................           --     81,567,152   --        81,567,152
    Switzerland.............    4,052,411    221,266,085   --       225,318,496
    United Kingdom..........  283,347,969    166,344,207   --       449,692,176
 Preferred Stocks
    Germany.................           --     22,148,424   --        22,148,424
 Rights/Warrants
    Spain...................           --        697,730   --           697,730
 Securities Lending
   Collateral...............           --     28,267,961   --        28,267,961
 Futures Contracts**........      165,202             --   --           165,202
                             ------------ --------------   --    --------------
 TOTAL...................... $549,895,345 $2,039,796,316   --    $2,589,691,661
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1626

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)


                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (97.2%)

AUSTRALIA -- (4.5%)
    Acrux, Ltd........................................  19,585 $    9,800
    Adelaide Brighton, Ltd............................ 170,983    577,667
    AGL Energy, Ltd...................................  33,912    452,257
    Ainsworth Game Technology, Ltd....................  40,248     63,788
    ALS, Ltd.......................................... 116,513    276,267
    Altium, Ltd.......................................   4,668     16,424
#   Alumina, Ltd...................................... 864,256    646,910
    Alumina, Ltd. Sponsored ADR.......................  14,400     41,904
    AMA Group, Ltd....................................  49,451     32,437
    Amcor, Ltd........................................ 147,315  1,404,791
    AMP, Ltd.......................................... 635,522  2,449,073
    Ansell, Ltd.......................................  33,858    486,598
    AP Eagers, Ltd....................................  15,769    132,795
    APA Group......................................... 108,072    658,819
*   APN News & Media, Ltd............................. 304,713    112,745
*   Aquarius Platinum, Ltd............................  55,434      9,654
    ARB Corp., Ltd....................................  11,535    125,816
    Ardent Leisure Group.............................. 104,657    153,507
    Aristocrat Leisure, Ltd...........................  82,577    606,822
*   Arrium, Ltd....................................... 983,356     46,567
    Asciano, Ltd...................................... 206,634  1,309,990
*   ASG Group, Ltd....................................  64,798     53,069
    ASX, Ltd..........................................   4,495    135,964
*   Atlas Iron, Ltd...................................   9,006        104
    AUB Group, Ltd....................................   7,864     47,746
    Aurizon Holdings, Ltd............................. 302,927    801,020
    Ausdrill, Ltd.....................................  76,045     12,692
    AusNet Services................................... 306,607    321,087
    Austal, Ltd.......................................  43,318     40,553
*   Austin Engineering, Ltd...........................   7,586        913
    Australia & New Zealand Banking Group, Ltd........ 220,631  3,829,932
*   Australian Agricultural Co., Ltd.................. 108,168    103,227
    Australian Pharmaceutical Industries, Ltd......... 112,013    167,096
    Auswide Bank, Ltd.................................   1,410      5,283
    Automotive Holdings Group, Ltd....................  86,438    267,968
    AVJennings, Ltd...................................   8,932      3,413
*   AWE, Ltd.......................................... 193,218     72,153
    Bank of Queensland, Ltd........................... 131,853  1,235,107
    Beach Energy, Ltd................................. 505,851    137,605
    Beadell Resources, Ltd............................ 320,143     35,090
    Bega Cheese, Ltd..................................  15,864     80,053
    Bendigo and Adelaide Bank, Ltd.................... 161,289  1,240,702
    BHP Billiton, Ltd................................. 328,023  3,602,335
#   BHP Billiton, Ltd. Sponsored ADR..................  44,166    967,677
*   Billabong International, Ltd......................  38,785     44,782
    Blackmores, Ltd...................................   2,266    308,958
    BlueScope Steel, Ltd.............................. 224,573    751,411
    Boral, Ltd........................................ 253,759  1,018,257
*   Bradken, Ltd......................................  54,874     17,233
    Brambles, Ltd.....................................  75,149    600,318
    Breville Group, Ltd...............................  19,698     85,498

                                     1627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd...................................  11,696 $  126,274
*   Broadspectrum, Ltd................................ 168,601    145,679
    BT Investment Management, Ltd.....................  18,036    137,943
    Burson Group, Ltd.................................  14,784     44,174
*   Buru Energy, Ltd..................................  92,278     14,436
#   Cabcharge Australia, Ltd..........................  41,051     91,522
    Caltex Australia, Ltd.............................  22,574    603,686
    Cardno, Ltd.......................................  30,889     20,766
*   Carnarvon Petroleum, Ltd.......................... 111,869      6,632
    carsales.com, Ltd.................................  43,518    367,758
    Cash Converters International, Ltd................  96,321     35,898
    Cedar Woods Properties, Ltd.......................   7,144     22,346
    Challenger, Ltd................................... 135,304    770,069
    CIMIC Group, Ltd..................................   4,669     80,527
    Cleanaway Waste Management, Ltd................... 582,104    305,774
    Coca-Cola Amatil, Ltd.............................  71,839    430,085
    Cochlear, Ltd.....................................  10,902    730,705
    Collins Foods, Ltd................................  24,536     90,907
    Commonwealth Bank of Australia....................  63,713  3,601,418
    Computershare, Ltd................................  58,836    439,261
    Corporate Travel Management, Ltd..................   8,432     71,884
    Cover-More Group, Ltd.............................  46,116     65,270
    Credit Corp. Group, Ltd...........................  19,040    152,639
    Crown Resorts, Ltd................................  13,523    119,277
    CSG, Ltd..........................................  17,556     21,678
    CSL, Ltd..........................................  29,062  2,164,801
    CSR, Ltd.......................................... 178,377    325,772
    Data#3, Ltd.......................................   8,941      7,530
    Decmil Group, Ltd.................................  35,216     25,159
    Domino's Pizza Enterprises, Ltd...................  11,496    493,632
    Downer EDI, Ltd................................... 178,145    398,842
*   Drillsearch Energy, Ltd........................... 138,058     48,766
    DUET Group........................................ 211,273    347,684
    DuluxGroup, Ltd...................................  80,610    373,586
    DWS, Ltd..........................................  11,284      8,242
*   Emeco Holdings, Ltd............................... 196,879      5,458
*   Energy Resources of Australia, Ltd................  55,774     13,677
*   Energy World Corp., Ltd........................... 154,243     23,534
    Equity Trustees, Ltd..............................     574      7,719
    ERM Power, Ltd....................................  37,573     38,939
    Event Hospitality and Entertainment, Ltd..........  22,951    247,497
    Evolution Mining, Ltd............................. 295,364    305,040
    Fairfax Media, Ltd................................ 703,729    446,506
*   Fleetwood Corp., Ltd..............................  11,993     10,032
#   Flight Centre Travel Group, Ltd...................   9,755    272,615
#   Fortescue Metals Group, Ltd....................... 444,566    558,696
#   G8 Education, Ltd.................................  84,825    218,312
    GrainCorp, Ltd. Class A...........................  62,953    383,966
    Grange Resources, Ltd............................. 167,580     10,332
#   Greencross, Ltd...................................  24,393    125,159
    GUD Holdings, Ltd.................................  12,181     56,698
    GWA Group, Ltd....................................  59,547     85,935
    Hansen Technologies, Ltd..........................  37,799     98,931

                                     1628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Harvey Norman Holdings, Ltd....................... 140,826 $  449,060
    HFA Holdings, Ltd.................................  13,456     25,634
    Hills, Ltd........................................  49,659      7,552
*   Horizon Oil, Ltd.................................. 251,263     12,771
    Iluka Resources, Ltd..............................  58,258    228,573
*   Imdex, Ltd........................................  46,977      6,634
    IMF Bentham, Ltd..................................  27,826     22,648
    Incitec Pivot, Ltd................................ 376,532    839,283
    Independence Group NL.............................  79,758    126,418
*   Infigen Energy....................................  86,150     29,039
    Infomedia, Ltd....................................  91,828     48,644
    Insurance Australia Group, Ltd.................... 109,781    415,229
    InvoCare, Ltd.....................................  21,457    182,160
    IOOF Holdings, Ltd................................  42,129    247,275
    IRESS, Ltd........................................  25,300    174,227
*   iSelect, Ltd......................................  57,728     36,732
    iSentia Group, Ltd................................  19,797     64,777
    James Hardie Industries P.L.C.....................  43,395    502,851
    James Hardie Industries P.L.C. Sponsored ADR......   6,180     70,637
#   JB Hi-Fi, Ltd.....................................  20,325    340,758
*   Kingsgate Consolidated, Ltd.......................  46,498      7,419
    LendLease Group...................................  82,920    774,314
*   Lonestar Resources, Ltd...........................     977      3,122
*   Lynas Corp., Ltd.................................. 714,623     48,641
    M2 Group, Ltd.....................................  31,594    285,142
    MACA, Ltd.........................................  26,145     13,014
*   Macmahon Holdings, Ltd............................ 196,207     12,460
    Macquarie Atlas Roads Group.......................  64,324    196,938
    Macquarie Group, Ltd..............................  70,545  3,638,836
    Magellan Financial Group, Ltd.....................  21,332    349,673
    MaxiTRANS Industries, Ltd.........................  33,340     11,134
*   Mayne Pharma Group, Ltd...........................  73,005     68,428
    McMillan Shakespeare, Ltd.........................  12,096    110,093
    McPherson's, Ltd..................................   5,740      2,815
    Medibank Pvt, Ltd................................. 350,542    628,277
*   Medusa Mining, Ltd................................  24,852      6,688
    Melbourne IT, Ltd.................................  27,781     42,287
*   Mesoblast, Ltd....................................  14,846     16,178
    Metals X, Ltd..................................... 105,919     74,918
#*  Metcash, Ltd...................................... 325,201    408,355
    Mincor Resources NL...............................  43,402      4,326
*   Mineral Deposits, Ltd.............................  31,741      4,733
    Mineral Resources, Ltd............................  46,993    125,591
    MMA Offshore, Ltd.................................   9,243      2,174
#   Monadelphous Group, Ltd...........................  22,533    100,807
    Mortgage Choice, Ltd..............................  11,330     14,335
*   Mount Gibson Iron, Ltd............................ 401,939     52,997
    Myer Holdings, Ltd................................ 273,965    203,410
    National Australia Bank, Ltd......................  64,806  1,287,436
    Navitas, Ltd......................................  46,502    155,071
*   NetComm Wireless, Ltd.............................  20,389     34,452
    New Hope Corp., Ltd...............................  32,366     38,159
*   Newcrest Mining, Ltd.............................. 110,615  1,039,858

                                     1629

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    nib holdings, Ltd.................................  88,252 $  225,049
    Nine Entertainment Co. Holdings, Ltd.............. 201,170    238,263
    Northern Star Resources, Ltd...................... 135,385    285,451
*   NRW Holdings, Ltd.................................  64,898      2,263
    Nufarm, Ltd.......................................  54,958    269,570
    Oil Search, Ltd................................... 152,464    716,472
    Orica, Ltd........................................ 119,973  1,222,632
    Origin Energy, Ltd................................ 165,757    490,581
*   Orocobre, Ltd.....................................  29,368     52,302
    Orora, Ltd........................................ 288,391    450,322
    OZ Minerals, Ltd..................................  92,541    253,135
    OzForex Group, Ltd................................  23,995     53,341
*   Pacific Brands, Ltd............................... 322,529    185,772
    Pacific Current Group, Ltd........................   3,721     18,065
    Pact Group Holdings, Ltd..........................  24,166     86,010
*   Paladin Energy, Ltd............................... 836,713    125,519
    Panoramic Resources, Ltd..........................  75,563      4,444
    Patties Foods, Ltd................................   1,438      1,161
    Peet, Ltd.........................................  33,433     24,932
    Perpetual, Ltd....................................   9,233    272,553
*   Perseus Mining, Ltd............................... 127,012     24,890
    Platinum Asset Management, Ltd....................  45,122    208,877
    PMP, Ltd..........................................  73,062     23,736
    Premier Investments, Ltd..........................  33,580    315,743
    Primary Health Care, Ltd.......................... 175,977    310,138
*   Prime AET&D Holdings No.1, Ltd....................       4         --
    Prime Media Group, Ltd............................  58,679     20,282
    Programmed Maintenance Services, Ltd..............  76,459    109,803
    Qantas Airways, Ltd............................... 334,671    930,656
    QBE Insurance Group, Ltd.......................... 105,069    821,899
    Qube Holdings, Ltd................................ 156,266    255,132
    Ramsay Health Care, Ltd...........................   8,906    386,666
    RCG Corp., Ltd....................................   4,861      5,492
    RCR Tomlinson, Ltd................................  48,729     62,707
    REA Group, Ltd....................................   4,246    161,166
    Recall Holdings, Ltd..............................   5,744     26,987
    Reckon, Ltd.......................................   7,215     10,685
    Reece Australia, Ltd..............................     591     13,528
    Regis Resources, Ltd..............................  79,059    132,567
    Reject Shop, Ltd. (The)...........................  10,302     76,882
*   Resolute Mining, Ltd.............................. 241,826     55,794
    Retail Food Group, Ltd............................  31,877    102,848
    Ridley Corp., Ltd.................................  50,890     53,452
    Rio Tinto, Ltd....................................  65,955  1,862,553
    Ruralco Holdings, Ltd.............................   2,394      5,595
    SAI Global, Ltd...................................  46,770    135,398
*   Salmat, Ltd.......................................  11,000      5,089
*   Samson Oil & Gas, Ltd. Sponsored ADR..............   1,270        876
    Sandfire Resources NL.............................  64,530    233,678
    Santos, Ltd....................................... 207,653    476,230
*   Saracen Mineral Holdings, Ltd..................... 354,155    179,824
    Sedgman, Ltd......................................  11,987      9,154
    Seek, Ltd.........................................  56,971    593,108

                                     1630

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Select Harvests, Ltd..............................  14,269 $   54,379
*   Senex Energy, Ltd................................. 190,124     20,645
    Servcorp, Ltd.....................................   9,992     52,509
#   Seven Group Holdings, Ltd.........................  28,812     97,634
    Seven West Media, Ltd............................. 435,437    259,340
    SG Fleet Group, Ltd...............................  11,694     31,008
    Sigma Pharmaceuticals, Ltd........................ 145,434     85,578
    Silver Chef, Ltd..................................   6,551     40,267
*   Silver Lake Resources, Ltd........................ 254,382     41,165
    Sims Metal Management, Ltd........................  67,033    327,028
    Sirtex Medical, Ltd...............................  11,633    313,926
#   Slater & Gordon, Ltd.............................. 101,180     43,894
    SMS Management & Technology, Ltd..................  19,539     33,502
    Sonic Healthcare, Ltd.............................  46,422    611,998
*   South32, Ltd...................................... 328,023    230,234
*   South32, Ltd. ADR.................................  47,819    162,585
    Southern Cross Media Group, Ltd................... 211,419    170,563
    Spark Infrastructure Group........................ 281,030    397,302
*   Specialty Fashion Group, Ltd......................   8,094      2,942
    Spotless Group Holdings, Ltd......................  25,804     19,278
*   St Barbara, Ltd...................................  97,768    102,265
    Star Entertainment Grp, Ltd. (The)................ 272,629  1,052,330
    Steadfast Group, Ltd.............................. 110,443    114,914
    STW Communications Group, Ltd..................... 136,482     73,726
    Suncorp Group, Ltd................................  95,866    799,768
*   Sundance Energy Australia, Ltd.................... 146,012     12,612
    Sunland Group, Ltd................................  21,844     24,740
    Super Retail Group, Ltd...........................  44,252    323,456
    Sydney Airport....................................  73,615    346,645
    Tabcorp Holdings, Ltd............................. 283,898    933,303
*   Tap Oil, Ltd......................................  49,618      3,692
    Tassal Group, Ltd.................................  47,886    164,141
    Tatts Group, Ltd.................................. 385,640  1,147,171
    Technology One, Ltd...............................  52,967    178,849
    Telstra Corp., Ltd................................ 114,821    462,654
    Telstra Corp., Ltd. ADR...........................     600     11,958
*   Ten Network Holdings, Ltd.........................  73,201     62,808
    TFS Corp., Ltd....................................  84,177     77,401
    Thorn Group, Ltd..................................   5,639      8,011
*   Tiger Resources, Ltd.............................. 202,588      7,387
    Tox Free Solutions, Ltd...........................  41,675     78,209
    TPG Telecom, Ltd..................................  83,028    598,204
    Transurban Group..................................  96,237    741,956
    Treasury Wine Estates, Ltd........................ 156,226  1,016,799
*   Troy Resources, Ltd............................... 128,999     20,580
*   UGL, Ltd..........................................  73,461    115,663
    UXC, Ltd..........................................  56,149     48,217
    Villa World, Ltd..................................   8,253     11,893
    Village Roadshow, Ltd.............................  16,637     82,650
*   Virgin Australia Holdings, Ltd.(B43DQC7).......... 255,702     89,280
*   Virgin Australia Holdings, Ltd.()................. 312,963         --
    Virtus Health, Ltd................................  14,926     67,640
    Vita Group, Ltd...................................  23,833     42,708

                                     1631

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
    Vocus Communications, Ltd.........................  29,694 $   166,736
    Washington H Soul Pattinson & Co., Ltd............   7,638      91,104
    Watpac, Ltd.......................................  32,558      24,497
    Webjet, Ltd.......................................  13,416      51,309
    Wesfarmers, Ltd...................................  41,851   1,262,756
    Western Areas, Ltd................................  52,802      71,849
    Westpac Banking Corp.............................. 191,330   4,237,243
#*  Whitehaven Coal, Ltd.............................. 221,391      65,827
    Woodside Petroleum, Ltd........................... 175,053   3,528,081
    Woolworths, Ltd...................................  63,180   1,098,364
    WorleyParsons, Ltd................................  53,657     131,648
                                                               -----------
TOTAL AUSTRALIA.......................................          89,930,621
                                                               -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................     753      69,206
    AMAG Austria Metall AG............................     875      27,954
    Andritz AG........................................  10,750     499,858
    Atrium European Real Estate, Ltd..................  38,404     132,154
    Austria Technologie & Systemtechnik AG............   9,739     126,469
    BUWOG AG..........................................   4,739      97,414
    CA Immobilien Anlagen AG..........................  19,079     327,198
*   Conwert Immobilien Invest SE......................  17,033     240,877
    DO & CO AG........................................     897      91,369
*   Erste Group Bank AG...............................  30,864     891,556
    EVN AG............................................   6,366      70,354
    Flughafen Wien AG.................................   1,135      99,782
*   IMMOFINANZ AG.....................................  51,917      97,845
    Kapsch TrafficCom AG..............................     655      23,102
    Lenzing AG........................................   3,488     233,180
    Mayr Melnhof Karton AG............................   2,507     284,492
    Oesterreichische Post AG..........................   7,933     281,548
    OMV AG............................................  62,394   1,606,042
    Palfinger AG......................................   1,362      38,873
    POLYTEC Holding AG................................   1,501      11,728
    Porr Ag...........................................     865      23,200
*   Raiffeisen Bank International AG..................  39,874     502,948
    RHI AG............................................   6,143     115,426
    Rosenbauer International AG.......................     731      42,883
    S IMMO AG.........................................  10,687      88,839
    Schoeller-Bleckmann Oilfield Equipment AG.........     813      42,438
    Semperit AG Holding...............................   3,249      97,120
    Strabag SE........................................   6,439     157,177
    Telekom Austria AG................................   4,379      24,130
    UNIQA Insurance Group AG..........................  23,889     151,125
#   Verbund AG........................................  10,538     127,398
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   6,529     161,300
    Voestalpine AG....................................  26,566     698,662
    Wienerberger AG...................................  22,757     348,244

                                     1632

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
    Zumtobel Group AG.................................  4,824 $  100,118
                                                              ----------
TOTAL AUSTRIA.........................................         7,932,009
                                                              ----------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV.........................  9,241  1,197,322
    Ageas............................................. 43,758  1,777,044
*   AGFA-Gevaert NV................................... 72,890    311,078
    Anheuser-Busch InBev NV........................... 43,008  5,408,967
    Anheuser-Busch InBev NV Sponsored ADR............. 13,736  1,728,538
    Atenor Group......................................     67      3,224
    Banque Nationale de Belgique......................     55    183,373
    Barco NV..........................................  3,253    204,287
    Bekaert SA........................................ 11,199    360,816
    bpost SA..........................................  9,457    224,348
*   Celyad SA.........................................    933     32,637
    Cie d'Entreprises CFE.............................  2,964    303,709
    Colruyt SA........................................ 22,901  1,224,497
    D'ieteren SA......................................  6,039    197,662
    Deceuninck NV..................................... 18,601     43,658
    Delhaize Group.................................... 21,713  2,278,997
    Delhaize Group Sponsored ADR...................... 44,956  1,174,251
    Econocom Group SA................................. 32,081    300,789
    Elia System Operator SA...........................  6,629    319,695
    Euronav NV........................................ 31,723    369,936
    EVS Broadcast Equipment SA........................  1,521     48,660
    Exmar NV..........................................  7,097     69,326
    Fagron............................................  5,029     37,519
*   Galapagos NV......................................  6,731    335,414
    Ion Beam Applications.............................  6,562    221,191
    Jensen-Group NV...................................    324      8,371
    KBC Groep NV...................................... 17,673  1,012,783
    Kinepolis Group NV................................  7,850    332,539
    Lotus Bakeries....................................     44     83,203
    Melexis NV........................................  4,562    229,266
*   Mobistar SA....................................... 13,897    288,802
*   Nyrstar NV........................................ 77,835    114,208
    Ontex Group NV.................................... 10,171    376,935
    Picanol...........................................    274     12,230
    Proximus SADP..................................... 24,706    854,018
    RealDolmen........................................    455      8,643
    Recticel SA.......................................  6,887     39,593
    Resilux...........................................    440     60,976
*   Roularta Media Group NV...........................  1,508     37,750
    Sioen Industries NV...............................  4,172     75,313
    Sipef SA..........................................    565     29,692
    Solvay SA......................................... 23,613  1,956,172
*   Telenet Group Holding NV..........................  7,889    410,654
*   Tessenderlo Chemie NV............................. 15,206    402,694
*   ThromboGenics NV..................................  3,244     10,571
    UCB SA............................................  9,727    831,667
    Umicore SA........................................ 23,662    869,943
    Van de Velde NV...................................  2,567    156,729

                                     1633

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
BELGIUM -- (Continued)
*   Viohalco SA.......................................  20,959 $    29,816
                                                               -----------
TOTAL BELGIUM.........................................          26,589,506
                                                               -----------
BRAZIL -- (1.0%)
    AES Tiete Energia SA..............................  40,500     132,949
    Aliansce Shopping Centers SA......................  32,879      86,339
    Alupar Investimento SA............................  17,600      54,489
    AMBEV SA..........................................  24,800     116,059
    AMBEV SA ADR...................................... 107,421     501,656
    Arezzo Industria e Comercio SA....................  17,650      84,057
*   B2W Cia Digital...................................  60,726     201,989
    Banco Alfa de Investimento SA.....................  14,300      19,842
    Banco Bradesco SA.................................  37,954     186,995
    Banco do Brasil SA................................  37,484     130,689
    Banco Santander Brasil SA.........................  23,765      78,018
    BB Seguridade Participacoes SA....................  36,500     211,856
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 582,214   1,503,036
    BR Malls Participacoes SA.........................  81,000     241,519
*   Brasil Brokers Participacoes SA...................  61,000      21,511
#   Braskem SA Sponsored ADR..........................  23,556     282,436
    BRF SA............................................  32,816     396,121
    BRF SA ADR........................................  12,343     149,721
    CCR SA............................................  70,662     226,674
*   Centrais Eletricas Brasileiras SA.................  39,900      58,266
    CETIP SA - Mercados Organizados...................  66,833     641,113
#   Cia Brasileira de Distribuicao ADR................   7,747      73,984
    Cia de Saneamento Basico do Estado de Sao Paulo... 23,700 126,786 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................  25,800     136,998
    Cia de Saneamento de Minas Gerais-COPASA..........  13,200      42,533
    Cia Energetica de Minas Gerais....................   7,639      11,103
    Cia Hering........................................  83,599     271,013
    Cia Paranaense de Energia.........................   2,400       8,674
    Cia Siderurgica Nacional SA....................... 120,100     107,313
#   Cia Siderurgica Nacional SA Sponsored ADR......... 222,689     171,471
    Cielo SA..........................................  24,823     211,172
    Cosan Logistica SA................................  29,400       3,826
    Cosan SA Industria e Comercio.....................  50,330     317,436
*   CPFL Energia SA...................................  28,584     116,169
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................  95,421     170,871
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes...................................     300         658
    Direcional Engenharia SA..........................  19,404      16,033
    Duratex SA........................................ 108,206     143,668
    EcoRodovias Infraestrutura e Logistica SA.........  67,520      67,552
    EDP - Energias do Brasil SA.......................  51,600     156,806
    Embraer SA ADR....................................  24,238     697,570
    Equatorial Energia SA.............................  39,532     358,192
    Estacio Participacoes SA..........................  98,108     287,872
    Eternit SA........................................  53,144      24,331
    Even Construtora e Incorporadora SA............... 102,300     105,790
    Ez Tec Empreendimentos e Participacoes SA.........  14,525      44,918
    Fibria Celulose SA................................  19,883     219,092
    Fibria Celulose SA Sponsored ADR..................  29,555     326,583

                                     1634

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
BRAZIL -- (Continued)
    Fleury SA.........................................  37,600 $137,462
*   Gafisa SA.........................................  86,400   50,955
*   Gafisa SA ADR.....................................  54,377   63,077
    Gerdau SA.........................................   3,300    2,148
    Gerdau SA Sponsored ADR........................... 134,698  122,575
    Grendene SA.......................................  26,900  102,686
    Guararapes Confeccoes SA..........................   4,700   47,470
    Helbor Empreendimentos SA.........................  52,475   19,683
*   Hypermarcas SA....................................  29,698  166,548
    Iguatemi Empresa de Shopping Centers SA...........  17,900   90,417
*   International Meal Co Alimentacao SA..............  33,745   30,372
*   International Meal Co. Alimentacao SA.............  20,000   18,014
    Iochpe Maxion SA..................................  47,137  126,157
    Itau Unibanco Holding SA..........................  30,518  173,205
    JBS SA............................................ 169,133  458,204
*   JHSF Participacoes SA.............................  23,200    7,257
    JSL SA............................................  23,100   39,944
    Kepler Weber SA...................................   4,800   14,437
    Klabin SA.........................................  93,277  490,330
    Kroton Educacional SA............................. 385,720  822,768
    Light SA..........................................  26,507   53,904
    Linx SA...........................................   5,100   63,928
    Localiza Rent a Car SA............................  50,104  275,175
*   Log-in Logistica Intermodal SA....................  15,500    3,228
    Lojas Americanas SA...............................  28,578   82,251
    Lojas Renner SA................................... 152,460  677,700
    LPS Brasil Consultoria de Imoveis SA..............   4,600    3,053
    M Dias Branco SA..................................   9,616  139,715
*   Magnesita Refratarios SA..........................   5,786   21,422
    Mahle-Metal Leve SA...............................   9,900   60,053
*   Marfrig Global Foods SA........................... 114,300  174,895
    Marisa Lojas SA...................................  19,360   21,425
*   Mills Estruturas e Servicos de Engenharia SA......  33,057   20,611
*   Minerva SA........................................  35,600  109,516
    MRV Engenharia e Participacoes SA................. 159,837  366,757
    Multiplan Empreendimentos Imobiliarios SA.........  14,775  153,449
    Multiplus SA......................................  11,200   88,792
    Natura Cosmeticos SA..............................  22,996  129,027
    Odontoprev SA.....................................  52,600  132,899
*   Oi SA.............................................  25,310   13,894
*   Paranapanema SA...................................  51,280   24,386
*   Petroleo Brasileiro SA............................ 193,906  338,762
*   Petroleo Brasileiro SA Sponsored ADR..............  19,287   66,926
    Porto Seguro SA...................................  41,477  271,755
    Portobello SA.....................................   9,400    4,093
    QGEP Participacoes SA.............................  36,600   38,269
    Qualicorp SA......................................  87,226  294,944
    Raia Drogasil SA..................................  35,950  373,504
*   Restoque Comercio e Confeccoes de Roupas SA.......  25,600   15,142
    Rodobens Negocios Imobiliarios SA.................   6,300    6,854
*   Rumo Logistica Operadora Multimodal SA............  24,992   11,861
    Santos Brasil Participacoes SA....................  17,850   53,242
    Sao Martinho SA...................................  16,000  191,530

                                     1635

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    SLC Agricola SA...................................  34,600 $   141,809
    Smiles SA.........................................   8,000      57,076
    Sonae Sierra Brasil SA............................   5,937      22,466
    Sul America SA....................................  85,678     387,850
    Tecnisa SA........................................  29,500      17,285
    Tegma Gestao Logistica............................   8,250       6,756
    Telefonica Brasil SA ADR..........................  12,260     106,907
    Tempo Participacoes SA............................  15,600      15,592
    Tim Participacoes SA..............................  72,021     115,193
    Tim Participacoes SA ADR..........................   6,220      49,200
    Totvs SA..........................................  40,182     325,997
    Tractebel Energia SA..............................  13,700     116,282
    Transmissora Alianca de Energia Eletrica SA.......  32,033     139,491
    Ultrapar Participacoes SA.........................   2,500      37,233
    Ultrapar Participacoes SA Sponsored ADR...........  28,612     427,749
    Usinas Siderurgicas de Minas Gerais SA............  23,560      18,839
    Vale SA........................................... 181,082     442,963
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................  31,193     311,389
*   Vanguarda Agro SA.................................   1,407       2,193
    WEG SA............................................  57,532     222,615
                                                               -----------
TOTAL BRAZIL..........................................          19,775,305
                                                               -----------
CANADA -- (5.3%)
*   5N Plus, Inc......................................  20,100      20,087
    Absolute Software Corp............................  10,380      49,422
*   Advantage Oil & Gas, Ltd..........................  46,763     255,362
    Aecon Group, Inc..................................  24,581     254,601
    Ag Growth International, Inc......................   2,000      40,717
    AGF Management, Ltd. Class B......................  30,628     102,975
    Agnico Eagle Mines, Ltd.(2009823).................  19,962     591,650
    Agnico Eagle Mines, Ltd.(008474108)...............   2,958      87,084
    Agrium, Inc.(008916108)...........................   9,921     861,837
    Agrium, Inc.(2213538).............................  10,637     928,773
    AGT Food & Ingredients, Inc.......................   5,018     125,799
    Aimia, Inc........................................  19,730     131,824
*   Air Canada........................................  10,733      60,143
    AirBoss of America Corp...........................   7,093      90,125
*   Alacer Gold Corp..................................  97,602     151,883
*   Alamos Gold, Inc. Class A(011532108)..............  30,824      99,870
    Alamos Gold, Inc. Class A(BZ3DNP6)................  66,374     216,524
    Alaris Royalty Corp...............................  10,159     172,375
    Algoma Central Corp...............................   3,600      33,947
    Algonquin Power & Utilities Corp..................  46,726     383,574
    Alimentation Couche-Tard, Inc. Class B............  32,955   1,434,503
    AltaGas, Ltd......................................  23,503     549,952
*   Alterra Power Corp................................  20,706       6,725
    Altus Group, Ltd..................................   8,555     108,945
*   Amaya, Inc.(BT8J595)..............................   2,097      22,438
*   Amaya, Inc.(02314M108)............................  17,085     180,418
*   Amerigo Resources, Ltd............................  42,500       3,489
    ARC Resources, Ltd................................  58,335     784,102
*   Argonaut Gold, Inc................................  45,196      34,520

                                     1636

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Atco, Ltd. Class I................................  10,200 $  282,723
*   Athabasca Oil Corp................................ 137,160    144,905
*   ATS Automation Tooling Systems, Inc...............  19,657    149,297
*   AuRico Metals, Inc.(05157J108)....................  13,553      5,839
*   AuRico Metals, Inc.(BYR52G5)......................  29,187     12,084
    AutoCanada, Inc...................................   4,011     56,920
#*  Avigilon Corp.....................................   5,838     54,592
*   B2Gold Corp....................................... 329,230    251,464
    Badger Daylighting, Ltd...........................   7,590    130,627
    Bank of Montreal(2076009).........................  43,584  2,340,202
    Bank of Montreal(063671101).......................     800     42,816
    Bank of Nova Scotia (The)(2076281)................  46,481  1,904,165
    Bank of Nova Scotia (The)(064149107)..............  16,411    670,225
*   Bankers Petroleum, Ltd............................ 106,109     67,412
    Barrick Gold Corp................................. 108,748  1,077,693
    Baytex Energy Corp.(B4VGVM3)......................   1,522      3,216
    Baytex Energy Corp.(07317Q105)....................  22,889     48,525
    BCE, Inc..........................................  14,400    580,056
*   Bellatrix Exploration, Ltd.(B580BW5)..............  49,851     61,206
*   Bellatrix Exploration, Ltd.(078314101)............   8,926     11,158
*   Birchcliff Energy, Ltd............................  41,142    147,722
    Bird Construction, Inc............................  11,216     92,553
    Black Diamond Group, Ltd..........................  13,816     56,511
*   BlackBerry, Ltd...................................  33,625    239,410
*   BlackPearl Resources, Inc.........................  53,132     22,377
*   Bombardier, Inc. Class B..........................  84,005     58,766
    Bonavista Energy Corp.............................  70,105     96,082
    Bonterra Energy Corp..............................  10,650    123,233
    Boralex, Inc. Class A.............................  11,100    121,071
*   Boulder Energy, Ltd...............................  17,747     19,889
    Brookfield Asset Management, Inc. Class A.........   8,850    267,162
*   BRP, Inc..........................................   6,448     71,435
    CAE, Inc.(2162760)................................  26,952    281,467
    CAE, Inc.(124765108)..............................   3,000     31,290
    Calfrac Well Services, Ltd........................  21,241     21,985
    Calian Technologies, Ltd..........................   1,800     20,571
    Cameco Corp.......................................  32,075    389,461
    Canaccord Genuity Group, Inc......................  38,015    134,324
*   Canacol Energy, Ltd...............................  51,084     95,539
    Canadian Energy Services & Technology Corp........  25,217     70,382
    Canadian Imperial Bank of Commerce................  18,470  1,202,943
    Canadian National Railway Co.(2180632)............  13,000    704,797
    Canadian National Railway Co.(136375102)..........   4,838    258,785
    Canadian Natural Resources, Ltd.(136385101).......  84,975  1,806,569
    Canadian Natural Resources, Ltd.(2171573).........  41,220    882,424
    Canadian Oil Sands, Ltd........................... 112,232    752,272
    Canadian Pacific Railway, Ltd.....................   9,072  1,090,531
    Canadian Tire Corp., Ltd. Class A.................  12,043    981,304
    Canadian Utilities, Ltd. Class A..................  18,114    467,170
    Canadian Western Bank.............................  42,776    701,076
    Canam Group, Inc..................................  16,666    156,203
    Canexus Corp......................................  66,064     58,476
*   Canfor Corp.......................................  22,004    246,129

                                     1637

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Canfor Pulp Products, Inc.........................  15,606 $  111,177
    Canyon Services Group, Inc........................  17,800     54,509
    Capital Power Corp................................  18,713    251,662
    Capstone Infrastructure Corp......................  39,393    135,537
*   Capstone Mining Corp..............................  94,459     23,937
    Cascades, Inc.....................................  30,187    226,688
    Cathedral Energy Services, Ltd....................     416        105
    CCL Industries, Inc. Class B......................   5,735    808,525
*   Celestica, Inc....................................  29,554    267,759
    Cenovus Energy, Inc...............................  36,156    444,357
    Centerra Gold, Inc................................  66,598    303,302
*   Cequence Energy, Ltd..............................  42,205      8,737
    Cervus Equipment Corp.............................     815      7,563
*   CGI Group, Inc. Class A...........................  27,460  1,176,885
*   China Gold International Resources Corp., Ltd.....  60,512     84,662
    CI Financial Corp.................................   7,852    173,418
    Cineplex, Inc.....................................   8,595    300,018
*   Claude Resources, Inc.............................  32,900     23,015
    Clearwater Seafoods, Inc..........................   2,100     17,119
    Cogeco Communications, Inc........................   7,351    331,894
    Cogeco, Inc.......................................   3,326    127,138
*   Colliers International Group, Inc.(194693107).....   3,783    163,653
    Colliers International Group, Inc.(BYL7SB4).......   2,200     95,607
    COM DEV International, Ltd........................  25,528    111,887
    Computer Modelling Group, Ltd.....................  17,124    113,679
    Constellation Software, Inc.......................   2,091    761,232
*   Copper Mountain Mining Corp.......................  31,221      9,360
    Corby Spirit and Wine, Ltd........................   1,600     21,015
*   Corridor Resources, Inc...........................  15,700      4,595
    Corus Entertainment, Inc. Class B.................  21,700    150,718
    Cott Corp.(22163N106).............................  11,701    120,169
    Cott Corp.(2228952)...............................  26,799    274,896
    Crescent Point Energy Corp........................  40,270    446,997
*   Crew Energy, Inc..................................  54,214    149,380
*   Delphi Energy Corp................................  68,100     37,917
*   Denison Mines Corp................................ 103,818     47,429
*   Descartes Systems Group, Inc. (The)...............   9,700    172,688
*   Detour Gold Corp..................................  69,263    842,488
    DH Corp...........................................  20,498    460,470
    DHX Media, Ltd.(BRF12N3)..........................   3,051     17,162
    DHX Media, Ltd.(BRF12P5)..........................   9,900     56,252
    DirectCash Payments, Inc..........................   3,427     26,542
    Dollarama, Inc....................................  13,114    703,676
*   Dominion Diamond Corp.(257287102).................  16,248    173,041
    Dominion Diamond Corp.(B95LX89)...................  20,000    213,434
    Dorel Industries, Inc. Class B....................   6,880    135,302
*   Dundee Precious Metals, Inc.......................  28,720     21,936
    E-L Financial Corp., Ltd..........................     184     88,723
    Eldorado Gold Corp.(284902103)....................  22,591     50,604
    Eldorado Gold Corp.(2307873)...................... 155,589    353,182
    Emera, Inc........................................   5,459    174,069
    Empire Co., Ltd...................................  23,736    448,661
    Enbridge Income Fund Holdings, Inc................  22,889    478,236

                                     1638

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Enbridge, Inc.(2466149)........................... 16,824 $  584,379
    Enbridge, Inc.(29250N105).........................  4,298    148,711
    Encana Corp....................................... 62,855    274,676
*   Endeavour Mining Corp............................. 18,919    115,604
*   Endeavour Silver Corp............................. 32,540     40,417
    EnerCare, Inc..................................... 22,444    255,056
    Enerflex, Ltd..................................... 26,907    246,809
    Enerplus Corp..................................... 42,278    134,021
    Enghouse Systems, Ltd.............................  3,722    159,704
    Ensign Energy Services, Inc....................... 44,391    210,088
*   Epsilon Energy, Ltd............................... 14,800     28,525
    Equitable Group, Inc..............................  5,200    192,982
*   Essential Energy Services Trust................... 38,149     14,705
    Evertz Technologies, Ltd..........................  4,665     58,941
    Exchange Income Corp..............................  2,557     43,587
    Exco Technologies, Ltd............................  8,490     88,421
*   EXFO, Inc.........................................     33        100
    Extendicare, Inc.................................. 20,535    134,858
    Fairfax Financial Holdings, Ltd...................  3,077  1,584,318
    Fiera Capital Corp................................  3,600     27,342
    Finning International, Inc........................ 55,369    705,106
    First Capital Realty, Inc......................... 15,000    200,443
*   First Majestic Silver Corp.(2833583).............. 47,438    142,223
*   First Majestic Silver Corp.(32076V103)............  9,100     27,209
    First National Financial Corp.....................  1,500     23,535
    First Quantum Minerals, Ltd....................... 62,178    134,484
*   FirstService Corp.(33767E103).....................  3,783    144,435
    FirstService Corp.(BYL7ZF7).......................  2,200     84,002
    Fortis, Inc....................................... 13,429    390,245
*   Fortress Paper, Ltd. Class A......................  1,649      5,167
*   Fortuna Silver Mines, Inc......................... 54,140    137,582
    Gamehost, Inc.....................................  1,925     11,130
    Genesis Land Development Corp..................... 12,700     19,763
    Genworth MI Canada, Inc........................... 12,059    208,573
    George Weston, Ltd................................ 11,061    852,808
    Gibson Energy, Inc................................ 39,531    438,230
    Gildan Activewear, Inc............................ 21,696    547,627
    Glacier Media, Inc................................  1,400        770
    Gluskin Sheff + Associates, Inc...................  5,675     79,521
    GMP Capital, Inc..................................  9,669     28,022
    Goldcorp, Inc.(380956409)......................... 57,852    656,042
    Goldcorp, Inc.(2676302)........................... 17,818    202,995
*   Gran Tierra Energy, Inc.(38500T101)...............    444      1,017
*   Gran Tierra Energy, Inc.(B2PPCS5)................. 94,348    215,514
    Granite Oil Corp.................................. 19,930    112,673
*   Great Canadian Gaming Corp........................ 11,000    140,160
    Great-West Lifeco, Inc............................ 14,700    364,326
*   Heroux-Devtek, Inc................................  6,091     55,219
    High Liner Foods, Inc.............................  6,362     69,801
    HNZ Group, Inc....................................    700      5,516
    Home Capital Group, Inc........................... 22,100    453,706
    Horizon North Logistics, Inc...................... 56,814     74,216
    HudBay Minerals, Inc.(B05BQ98).................... 37,299     72,733

                                     1639

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    HudBay Minerals, Inc.(B05BDX1)....................  31,534 $   62,127
    Hudson's Bay Co...................................  33,828    417,749
    Husky Energy, Inc.................................  47,420    471,867
*   IAMGOLD Corp.(450913108)..........................  35,221     51,070
*   IAMGOLD Corp.(2446646)............................  81,063    118,045
    IGM Financial, Inc................................   6,883    176,436
*   IMAX Corp.........................................  11,043    342,996
*   Imperial Metals Corp..............................   9,500     30,787
    Imperial Oil, Ltd.................................   6,747    206,526
*   Indigo Books & Music, Inc.........................   1,800     16,061
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  21,474    637,521
    Innergex Renewable Energy, Inc....................  23,110    193,339
    Intact Financial Corp.............................   7,700    461,703
    Inter Pipeline, Ltd...............................  10,109    163,805
*   Interfor Corp.....................................  25,281    195,802
    Intertape Polymer Group, Inc......................  12,470    144,203
*   Ithaca Energy, Inc................................ 127,326     38,628
    Jean Coutu Group PJC, Inc. (The) Class A..........  14,900    209,423
    Just Energy Group, Inc............................  24,526    162,993
    K-Bro Linen, Inc..................................   1,229     44,058
*   Katanga Mining, Ltd...............................  78,989      9,585
*   Kelt Exploration, Ltd.............................  10,095     27,960
    Keyera Corp.......................................  15,544    426,076
    Killam Apartment Real Estate Investment Trust.....  20,568    159,740
*   Kinross Gold Corp.(496902404).....................   7,412     12,156
*   Kinross Gold Corp.(B03Z841)....................... 271,884    448,320
*   Kirkland Lake Gold, Inc...........................  28,733    102,347
*   Klondex Mines, Ltd................................  38,975     80,960
*   Lake Shore Gold Corp.............................. 174,976    158,626
    Laurentian Bank of Canada.........................   9,807    333,924
    Leon's Furniture, Ltd.............................   4,744     47,037
*   Lightstream Resources, Ltd........................  52,634     12,774
    Linamar Corp......................................  14,854    579,252
    Liquor Stores N.A., Ltd...........................  12,291     65,276
    Loblaw Cos., Ltd..................................  15,350    720,858
    Long Run Exploration, Ltd.........................  34,503      7,881
    Lucara Diamond Corp............................... 108,914    178,815
*   Lundin Mining Corp................................ 203,111    503,102
    MacDonald Dettwiler & Associates, Ltd.............   5,145    319,703
    Magellan Aerospace Corp...........................   6,000     61,246
    Magna International, Inc..........................  50,544  1,755,997
*   Mainstreet Equity Corp............................   1,610     34,823
    Major Drilling Group International, Inc...........  29,897    113,962
    Mandalay Resources Corp...........................  88,385     49,211
    Manitoba Telecom Services, Inc....................  11,911    256,602
    Manulife Financial Corp.(2492519).................  70,641    981,783
    Manulife Financial Corp.(56501R106)...............   5,703     79,044
    Maple Leaf Foods, Inc.............................  20,344    331,394
    Martinrea International, Inc......................  38,841    262,008
    McCoy Global, Inc.................................     700      1,049
    Medical Facilities Corp...........................  13,342    132,858
*   MEG Energy Corp...................................  35,941    149,059
*   Mercator Minerals, Ltd............................  15,420         --

                                     1640

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Merus Labs International, Inc.....................  25,999 $   38,046
    Methanex Corp.(2654416)...........................  18,500    493,104
    Methanex Corp.(59151K108).........................   1,299     34,450
    Metro, Inc........................................  59,384  1,755,365
*   Migao Corp........................................   3,621      1,267
*   Mitel Networks Corp...............................  21,777    158,870
    Morneau Shepell, Inc..............................   8,975     93,793
    MTY Food Group, Inc...............................   1,200     26,469
    Mullen Group, Ltd.................................  32,938    353,151
    National Bank of Canada...........................  55,291  1,577,544
    Nevsun Resources, Ltd.(64156L101).................  11,137     29,959
    Nevsun Resources, Ltd.(2631486)...................  76,601    208,330
    New Flyer Industries, Inc.........................  11,365    216,445
*   New Gold, Inc..................................... 158,221    389,651
    Newalta Corp......................................  18,260     36,757
    Norbord, Inc......................................   4,362     76,168
    North West Co., Inc. (The)........................   9,620    209,650
    Northland Power, Inc..............................  21,367    296,505
*   NuVista Energy, Ltd...............................  52,069    167,257
    OceanaGold Corp................................... 187,198    386,182
    Onex Corp.........................................  13,600    812,855
    Open Text Corp....................................   9,200    450,116
*   Orbite Technologies, Inc..........................  52,000     11,878
    Osisko Gold Royalties, Ltd........................  17,158    174,407
#   Pacific Exploration and Production Corp...........  97,743     56,515
*   Painted Pony Petroleum, Ltd.......................  41,052    123,077
    Pan American Silver Corp..........................  48,957    324,095
*   Paramount Resources, Ltd. Class A.................   3,700     12,149
*   Parex Resources, Inc..............................  31,286    206,132
    Parkland Fuel Corp................................  15,022    238,053
    Pason Systems, Inc................................  14,630    187,248
    Pembina Pipeline Corp.............................   3,787     86,072
    Pengrowth Energy Corp............................. 175,841    146,858
    Penn West Petroleum, Ltd.(707887105)..............  26,052     19,148
    Penn West Petroleum, Ltd.(B63FY34)................ 150,123    108,233
*   Performance Sports Group, Ltd.....................   4,400     31,408
    Peyto Exploration & Development Corp..............  21,031    452,326
    PHX Energy Services Corp..........................   8,919      9,550
    Pizza Pizza Royalty Corp..........................   5,300     47,896
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  71,029  1,157,773
    Potash Corp. of Saskatchewan, Inc.(2696980).......  10,800    176,081
    Precision Drilling Corp.(74022D308)...............  24,082     81,879
    Precision Drilling Corp.(B5YPLH9).................  61,261    208,591
    Premium Brands Holdings Corp......................   4,100    122,921
*   Primero Mining Corp...............................  72,454    180,500
    Progressive Waste Solutions, Ltd.(74339G101)......   4,548    128,117
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  23,419    658,487
    Pulse Seismic, Inc................................  22,820     37,140
    Quebecor, Inc. Class B............................  18,000    456,135
*   Questerre Energy Corp. Class A....................  32,700      4,085
*   Redknee Solutions, Inc............................   9,400     18,385
    Reitmans Canada, Ltd. Class A.....................  14,404     41,128
    Richelieu Hardware, Ltd...........................   2,868    138,476

                                     1641

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Richmont Mines, Inc...............................   8,700 $   31,300
    Ritchie Bros Auctioneers, Inc.(767744105).........   2,595     59,374
    Ritchie Bros Auctioneers, Inc.(2345390)...........   7,600    173,494
*   RMP Energy, Inc...................................  31,901     34,613
*   Rock Energy, Inc..................................  21,532     19,366
    Rocky Mountain Dealerships, Inc...................   3,991     18,461
    Rogers Communications, Inc. Class B(775109200)....   4,474    152,966
    Rogers Communications, Inc. Class B(2169051)......   4,600    157,514
    Rogers Sugar, Inc.................................  21,981     65,587
    RONA, Inc.........................................  36,726    322,457
    Royal Bank of Canada(2754383).....................  55,774  2,888,432
    Royal Bank of Canada(780087102)...................  11,324    580,242
    Russel Metals, Inc................................  16,127    180,967
*   Sandstorm Gold, Ltd...............................  34,045     77,524
    Sandvine Corp.....................................  27,800     69,058
    Saputo, Inc.......................................  14,340    352,128
    Savanna Energy Services Corp......................   7,687      6,530
    Secure Energy Services, Inc.......................  22,537    120,496
*   SEMAFO, Inc....................................... 114,114    285,102
    Shaw Communications, Inc. Class B(82028K200)......  21,978    379,780
    Shaw Communications, Inc. Class B(2801836)........  10,510    181,931
    ShawCor, Ltd......................................   6,498    140,313
    Sherritt International Corp....................... 124,603     62,262
    Sienna Senior Living, Inc.........................   6,709     76,625
*   Sierra Wireless, Inc..............................   7,200    107,365
*   Silver Standard Resources, Inc.(82823L106)........   7,287     31,771
*   Silver Standard Resources, Inc.(2218458)..........  16,076     70,000
    Silver Wheaton Corp.(828336107)...................  26,657    313,486
    Silver Wheaton Corp.(B058ZX6).....................   3,698     43,582
    SNC-Lavalin Group, Inc............................  28,606    817,810
    Sprott, Inc.......................................  33,600     46,050
    Stantec, Inc.(2854238)............................  16,542    403,129
    Stantec, Inc.(85472N109)..........................     700     17,038
    Stella-Jones, Inc.................................   4,406    133,133
    Strad Energy Services, Ltd........................     100        126
    Stuart Olson, Inc.................................   1,740      6,794
    Student Transportation, Inc.......................  29,696    104,929
    Sun Life Financial, Inc...........................  15,000    430,223
    Suncor Energy, Inc.(867224107)....................  85,563  2,015,009
    Suncor Energy, Inc.(B3NB1P2)...................... 108,988  2,581,356
*   SunOpta, Inc.(8676EP108)..........................  14,894     88,173
*   SunOpta, Inc.(2817510)............................   4,800     28,439
    Superior Plus Corp................................  48,729    362,798
    Surge Energy, Inc.................................  87,542    138,103
    Tahoe Resources, Inc..............................  53,034    411,016
*   Taseko Mines, Ltd.................................  52,413     19,829
    Teck Resources, Ltd. Class B(878742204)...........  12,699     47,367
#   Teck Resources, Ltd. Class B(2879327).............  39,360    146,943
    TELUS Corp........................................  24,664    686,099
*   Tembec, Inc.......................................  11,264      7,478
*   Teranga Gold Corp.(B5TDK82)....................... 158,173     45,163
*   Teranga Gold Corp.(B4L8QT1).......................  13,832      4,038
*   Thompson Creek Metals Co., Inc.(884768102)........  11,912      1,976

                                     1642

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CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
*   Thompson Creek Metals Co., Inc.(2439806)..........    32,347 $      5,080
#   Thomson Reuters Corp..............................    24,281      908,219
*   Timmins Gold Corp.................................    29,347        3,980
    TMX Group, Ltd....................................     8,470      245,835
    TORC Oil & Gas, Ltd...............................    45,381      175,576
    Toromont Industries, Ltd..........................    13,559      275,458
    Toronto-Dominion Bank (The).......................    92,478    3,508,606
    Torstar Corp. Class B.............................    16,400       27,394
    Total Energy Services, Inc........................    11,297      115,720
*   Tourmaline Oil Corp...............................    23,084      460,240
    TransAlta Corp.(89346D107)........................    33,238      116,001
    TransAlta Corp.(2901628)..........................    23,790       83,551
    TransAlta Renewables, Inc.........................     7,415       52,824
    TransCanada Corp..................................    35,211    1,222,796
    Transcontinental, Inc. Class A....................    27,408      360,771
    TransForce, Inc...................................    27,926      418,621
    TransGlobe Energy Corp.(893662106)................     1,119        1,611
    TransGlobe Energy Corp.(2470548)..................    21,290       30,395
*   Trican Well Service, Ltd..........................    35,598       42,944
*   Trilogy Energy Corp...............................     7,200       18,194
    Trinidad Drilling, Ltd............................    77,193      108,000
*   Turquoise Hill Resources, Ltd.....................   100,337      209,856
    Twin Butte Energy, Ltd............................    90,818        4,862
    Uni-Select, Inc...................................     4,657      201,452
*   Valeant Pharmaceuticals International, Inc........    16,415    1,511,553
    Valener, Inc......................................     9,034      123,815
    Veresen, Inc......................................    48,250      274,848
    Vermilion Energy, Inc.(923725105).................     7,102      190,121
    Vermilion Energy, Inc.(B607XS1)...................     3,800      101,612
    Wajax Corp........................................     6,684       74,383
*   Wesdome Gold Mines, Ltd...........................     7,360        6,988
    West Fraser Timber Co., Ltd.......................    17,554      603,344
    Western Energy Services Corp......................    27,766       73,731
    Western Forest Products, Inc......................   124,325      185,480
#*  Westport Innovations, Inc.........................     7,700       14,840
    Westshore Terminals Investment Corp...............     7,037       65,854
    Whistler Blackcomb Holdings, Inc..................     7,903      126,310
    Whitecap Resources, Inc...........................    80,664      441,061
    Wi-Lan, Inc.......................................    57,968       63,724
    Winpak, Ltd.......................................     6,400      204,623
    WSP Global, Inc...................................    13,378      384,466
    Yamana Gold, Inc.(98462Y100)......................     8,700       14,790
    Yamana Gold, Inc.(2219279)........................   285,394      490,970
*   Yellow Pages, Ltd.................................     7,636       86,667
    ZCL Composites, Inc...............................     2,700       13,723
                                                                 ------------
TOTAL CANADA..........................................            105,301,620
                                                                 ------------
CHILE -- (0.3%)
    AES Gener SA......................................   182,432       80,059
    Aguas Andinas SA Class A..........................   383,805      192,616
    Banco de Chile ADR................................     1,509       94,252
    Banco de Credito e Inversiones....................     5,413      208,907
    Banco Santander Chile............................. 1,227,899       53,121

                                     1643

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CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
CHILE -- (Continued)
    Banco Santander Chile ADR.........................      6,627 $  114,574
    Banmedica SA......................................     34,214     47,358
    Besalco SA........................................     67,710     20,872
    CAP SA............................................     21,697     44,735
    Cencosud SA.......................................     75,701    154,596
    Cia Cervecerias Unidas SA Sponsored ADR...........      8,000    172,720
*   Cia Sud Americana de Vapores SA...................    193,299      3,662
    Colbun SA.........................................    556,632    141,166
    Corpbanca SA...................................... 16,198,544    122,925
    Corpbanca SA ADR..................................      9,675    111,746
    Cristalerias de Chile SA..........................      2,000     12,620
    E.CL SA...........................................     99,395    137,308
    Embotelladora Andina SA Class B ADR...............      4,903     82,518
    Empresa Nacional de Electricidad SA Sponsored ADR.      7,303    283,356
    Empresa Nacional de Telecomunicaciones SA.........     43,084    421,785
*   Empresas AquaChile SA.............................     28,692      7,958
    Empresas CMPC SA..................................     96,475    218,928
    Empresas COPEC SA.................................     17,923    154,479
    Empresas Hites SA.................................     30,027      9,340
*   Empresas La Polar SA..............................     88,819      4,239
    Enersis SA........................................    368,503     87,842
    Enersis SA Sponsored ADR..........................     47,492    559,931
    Forus SA..........................................     17,454     38,791
    Gasco SA..........................................      1,627     11,603
    Grupo Security SA.................................    147,850     39,362
    Inversiones Aguas Metropolitanas SA...............    200,457    272,489
    Inversiones La Construccion SA....................      8,703     86,691
*   Latam Airlines Group SA...........................     11,067     43,662
#*  Latam Airlines Group SA Sponsored ADR.............     13,318     68,188
    Masisa SA.........................................    586,512     13,363
*   Molibdenos y Metales SA...........................      1,797     10,205
    Multiexport Foods SA..............................     68,000      8,266
    Parque Arauco SA..................................     58,903     91,747
    PAZ Corp. SA......................................     30,769     15,967
    Ripley Corp. SA...................................    201,528     79,644
    SACI Falabella....................................      6,227     41,067
    Salfacorp SA......................................     22,708     11,334
    Sigdo Koppers SA..................................     78,916     90,796
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................      5,679     92,170
    Socovesa SA.......................................    110,770     17,532
    Sonda SA..........................................    110,638    174,942
    Vina Concha y Toro SA.............................    106,813    170,120
    Vina Concha y Toro SA Sponsored ADR...............        800     25,288
                                                                  ----------
TOTAL CHILE...........................................             4,946,840
                                                                  ----------
CHINA -- (4.8%)
    361 Degrees International, Ltd....................    298,000     98,036
#   AAC Technologies Holdings, Inc....................     93,500    599,685
    Agile Property Holdings, Ltd......................    644,749    311,434
    Agricultural Bank of China, Ltd. Class H..........  2,792,000  1,003,874
    Air China, Ltd. Class H...........................    218,000    141,448
    Ajisen China Holdings, Ltd........................    159,000     64,345
*   Alibaba Health Information Technology, Ltd........     94,000     47,669

                                     1644

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
#*  Alibaba Pictures Group, Ltd.......................   650,000 $  131,982
*   Aluminum Corp. of China, Ltd. ADR.................     4,650     35,015
*   Aluminum Corp. of China, Ltd. Class H.............   178,000     54,328
    AMVIG Holdings, Ltd...............................   130,000     50,195
    Angang Steel Co., Ltd. Class H....................   264,000    115,868
    Anhui Conch Cement Co., Ltd. Class H..............    60,000    117,645
    Anhui Expressway Co., Ltd. Class H................   110,000     87,253
    Anta Sports Products, Ltd.........................   176,000    425,918
#*  Anton Oilfield Services Group.....................   574,000     48,752
*   Anxin-China Holdings, Ltd.........................   816,000      7,572
#   Asia Cement China Holdings Corp...................   143,500     29,545
*   Ausnutria Dairy Corp., Ltd........................    41,000     13,224
    AVIC International Holdings, Ltd. Class H.........   110,000     49,653
    AviChina Industry & Technology Co., Ltd. Class H..   456,000    318,017
    Bank of China, Ltd. Class H....................... 6,209,800  2,431,577
    Bank of Chongqing Co., Ltd. Class H...............   162,000    126,882
    Bank of Communications Co., Ltd. Class H..........   715,695    437,561
*   Baofeng Modern International Holdings Co., Ltd....   134,000     12,673
#   Baoxin Auto Group, Ltd............................   209,500    119,907
    Baoye Group Co., Ltd. Class H.....................    87,040     52,300
    BBMG Corp. Class H................................   134,500     75,759
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   456,000    414,269
    Beijing Capital Land, Ltd. Class H................   436,000    163,486
    Beijing Enterprises Holdings, Ltd.................    78,500    394,989
    Beijing Enterprises Water Group, Ltd..............    83,000     41,526
    Beijing Jingneng Clean Energy Co., Ltd. Class H...   200,000     59,032
    Beijing North Star Co., Ltd. Class H..............   358,000    101,643
#*  Beijing Properties Holdings, Ltd..................   382,000     22,523
    Belle International Holdings, Ltd................. 1,151,000    774,010
    Besunyen Holdings Co., Ltd........................   170,000     17,389
#   Biostime International Holdings, Ltd..............    78,000    227,474
#   Bloomage Biotechnology Corp., Ltd.................    15,000     34,370
#   Boer Power Holdings, Ltd..........................    43,000     75,727
#   Bolina Holding Co., Ltd...........................    70,000     16,577
#   Bosideng International Holdings, Ltd.............. 1,138,000     89,589
#   Boyaa Interactive International, Ltd..............    53,000     18,442
    Bracell, Ltd......................................   194,000     17,552
    Brilliance China Automotive Holdings, Ltd.........   216,000    208,257
*   Byd Co., Ltd. Class H.............................    13,500     62,105
*   BYD Electronic International Co., Ltd.............   293,000    124,241
    C C Land Holdings, Ltd............................   514,883    160,559
*   C.banner International Holdings, Ltd..............    94,000     35,390
#   Cabbeen Fashion, Ltd..............................    40,000     19,819
    Carrianna Group Holdings Co., Ltd.................    26,000      2,495
    CECEP COSTIN New Materials Group, Ltd.............   120,000      9,613
    Central China Real Estate, Ltd....................   203,696     37,188
    Century Sunshine Group Holdings, Ltd..............   310,000     15,238
    Changshouhua Food Co., Ltd........................    87,000     39,333
#*  Chaoda Modern Agriculture Holdings, Ltd...........   547,200     13,321
*   Chaowei Power Holdings, Ltd.......................    61,000     36,280
*   Chia Tai Enterprises International, Ltd...........    13,460      3,363
*   Chigo Holding, Ltd................................ 1,272,000     15,981
#   China Aerospace International Holdings, Ltd.......   848,000     96,935

                                     1645

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CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
#*  China Agri-Industries Holdings, Ltd...............   757,700 $  205,709
    China All Access Holdings, Ltd....................   118,000     40,532
*   China Animal Healthcare, Ltd......................    47,000      5,889
    China Aoyuan Property Group, Ltd..................   359,000     66,282
    China BlueChemical, Ltd. Class H..................   622,000    130,723
    China Child Care Corp., Ltd.......................   117,000      9,363
*   China CITIC Bank Corp., Ltd. Class H.............. 1,055,000    616,425
    China Coal Energy Co., Ltd. Class H...............   624,000    213,718
    China Communications Construction Co., Ltd.
      Class H.........................................   150,000    133,988
    China Communications Services Corp., Ltd.
      Class H.........................................   852,000    331,113
    China Conch Venture Holdings, Ltd.................    31,000     50,139
    China Construction Bank Corp. Class H............. 9,844,200  6,035,245
#*  China COSCO Holdings Co., Ltd. Class H............   539,000    192,959
    China Culiangwang Beverages Holdings, Ltd.........    75,600      1,331
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................   559,000     63,721
#*  China Daye Non-Ferrous Metals Mining, Ltd......... 3,026,163     48,837
*   China Dredging Environment Protection Holdings,
      Ltd.............................................    44,000      7,536
#*  China Dynamics Holdings, Ltd...................... 1,050,000     35,601
*   China Eastern Airlines Corp., Ltd. ADR............     2,373     57,308
*   China Eastern Airlines Corp., Ltd. Class H........    82,000     40,143
#   China Electronics Corp. Holdings Co., Ltd.........   122,000     36,416
    China Everbright Bank Co., Ltd. Class H...........   269,000    127,068
    China Everbright International, Ltd...............   194,000    206,054
#*  China Fiber Optic Network System Group, Ltd.......   521,599     32,825
#*  China Foods, Ltd..................................   134,000     43,117
    China Galaxy Securities Co., Ltd. Class H.........   697,000    513,793
#   China Gas Holdings, Ltd...........................   184,000    235,068
*   China Glass Holdings, Ltd.........................   262,000     27,607
#   China Harmony New Energy Auto Holding, Ltd........   145,000     92,161
*   China High Precision Automation Group, Ltd........   127,000      3,734
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................   404,000    309,555
#   China Hongqiao Group, Ltd.........................   529,500    289,449
*   China Household Holdings, Ltd..................... 1,150,000     12,880
#   China Huishan Dairy Holdings Co., Ltd.............   963,000    364,830
*   China Huiyuan Juice Group, Ltd....................   268,000     98,121
    China International Marine Containers Group Co.,
      Ltd. Class H....................................    18,900     29,836
*   China ITS Holdings Co., Ltd.......................   291,000     22,270
#   China Jinmao Holdings Group, Ltd.................. 1,342,000    352,977
    China Lesso Group Holdings, Ltd...................   320,000    176,223
    China Life Insurance Co., Ltd. ADR................    11,032    133,487
    China Lilang, Ltd.................................   141,000     81,164
    China Longyuan Power Group Corp., Ltd. Class H....   344,000    205,544
#*  China Lumena New Materials Corp...................   752,000         --
    China Machinery Engineering Corp. Class H.........   199,000    137,792
    China Medical System Holdings, Ltd................   133,000    156,528
    China Mengniu Dairy Co., Ltd......................    94,000    131,383
    China Merchants Bank Co., Ltd. Class H............   358,201    696,297
    China Merchants Holdings International Co., Ltd...   261,155    720,820
#   China Merchants Land, Ltd.........................   388,000     54,512
*   China Metal Recycling Holdings, Ltd...............    89,400     20,314
    China Minsheng Banking Corp., Ltd. Class H........   672,600    597,789
    China Mobile, Ltd.................................   152,000  1,675,439
    China Mobile, Ltd. Sponsored ADR..................    73,952  4,032,603

                                     1646

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CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
#   China Modern Dairy Holdings, Ltd..................   481,000 $   88,219
    China National Building Material Co., Ltd.
      Class H......................................... 1,268,000    527,176
    China National Materials Co., Ltd. Class H........   437,000     76,093
*   China New Town Development Co., Ltd............... 1,093,883     33,957
*   China Oil & Gas Group, Ltd........................ 1,784,000    102,830
    China Oilfield Services, Ltd. Class H.............   372,000    270,570
    China Overseas Grand Oceans Group, Ltd............   328,250    112,116
    China Overseas Land & Investment, Ltd.............   462,827  1,355,216
*   China Overseas Property Holdings, Ltd.............   154,275     18,634
    China Pacific Insurance Group Co., Ltd. Class H...    20,800     73,665
    China Petroleum & Chemical Corp. ADR..............    12,059    679,014
    China Petroleum & Chemical Corp. Class H..........   541,400    305,858
    China Pioneer Pharma Holdings, Ltd................    59,000     13,872
    China Power International Development, Ltd........   560,000    250,114
#   China Power New Energy Development Co., Ltd.......   960,000     73,606
#*  China Precious Metal Resources Holdings Co., Ltd.. 1,348,000     44,532
*   China Properties Group, Ltd.......................   173,000     30,865
    China Railway Construction Corp., Ltd. Class H....    75,000     75,516
*   China Rare Earth Holdings, Ltd....................   746,000     44,041
*   China Resources and Transportation Group, Ltd.....   840,000      9,437
    China Resources Beer Holdings Company, Ltd........    50,222     79,831
    China Resources Cement Holdings, Ltd..............   680,610    164,888
    China Resources Gas Group, Ltd....................   154,000    387,087
    China Resources Land, Ltd.........................   310,444    769,657
    China Resources Power Holdings Co., Ltd...........   122,678    209,639
*   China Ruifeng Renewable Energy Holdings, Ltd......   300,000     31,116
#*  China Sanjiang Fine Chemicals Co., Ltd............   185,000     17,765
    China SCE Property Holdings, Ltd..................   488,600    105,148
#*  China Shanshui Cement Group, Ltd..................   593,000    157,760
*   China Shengmu Organic Milk, Ltd...................   388,000     89,260
    China Shenhua Energy Co., Ltd. Class H............    97,116    146,889
    China Shineway Pharmaceutical Group, Ltd..........    77,000     88,389
#*  China Shipping Container Lines Co., Ltd. Class H..   943,000    184,681
    China Shipping Development Co., Ltd. Class H......   453,752    286,169
#   China Silver Group, Ltd...........................    82,000     16,987
    China Singyes Solar Technologies Holdings, Ltd....   119,000     56,849
#   China South City Holdings, Ltd....................   744,000    140,278
    China Southern Airlines Co., Ltd. Class H.........   370,000    224,849
    China Southern Airlines Co., Ltd. Sponsored ADR... 3,231 96,801 China State Construction International Holdings,
      Ltd.............................................   199,600    322,331
    China Suntien Green Energy Corp., Ltd. Class H....   428,000     48,236
*   China Taifeng Beddings Holdings, Ltd..............    44,000      1,145
*   China Taiping Insurance Holdings Co., Ltd.........   268,906    570,465
    China Telecom Corp., Ltd. ADR.....................     3,368    157,757
    China Telecom Corp., Ltd. Class H.................   254,000    119,798
#*  China Tian Lun Gas Holdings, Ltd..................    58,500     45,088
    China Tianyi Holdings, Ltd........................   136,000     20,975
*   China Traditional Chinese Medicine Co., Ltd.......    74,000     40,936
    China Travel International Investment Hong Kong,
      Ltd.............................................   630,000    214,485
    China Unicom Hong Kong, Ltd.......................   718,000    798,269
    China Unicom Hong Kong, Ltd. ADR..................    88,795    984,737
*   China Vanadium Titano--Magnetite Mining Co., Ltd..   296,000      8,852
    China Vanke Co., Ltd. Class H.....................   150,000    344,757

                                     1647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    China Water Affairs Group, Ltd....................   310,000 $  132,131
    China Yongda Automobiles Services Holdings, Ltd...    66,500     41,045
#*  China Yurun Food Group, Ltd.......................   590,000     81,107
*   China Zenith Chemical Group, Ltd..................   270,000     24,120
    China ZhengTong Auto Services Holdings, Ltd.......   341,500    126,253
#   China Zhongwang Holdings, Ltd.....................   508,400    230,910
#*  Chinasoft International, Ltd......................   266,000     93,636
*   Chinese People Holdings Co., Ltd..................   452,587      7,380
    Chongqing Machinery & Electric Co., Ltd. Class H..   499,925     53,953
    Chongqing Rural Commercial Bank Co., Ltd. Class H.   805,000    407,854
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................    49,000      6,546
    CIFI Holdings Group Co., Ltd...................... 1,020,000    195,993
#   CIMC Enric Holdings, Ltd..........................   180,000     90,722
*   CITIC Dameng Holdings, Ltd........................   361,000     16,452
#*  CITIC Resources Holdings, Ltd.....................   994,000     76,159
    CITIC Securities Co., Ltd. Class H................   185,500    361,380
    CITIC, Ltd........................................ 1,097,000  1,558,323
*   Citychamp Watch & Jewellery Group, Ltd............   450,000     65,890
    Clear Media, Ltd..................................    29,000     25,264
    CNOOC, Ltd........................................   862,000    881,921
    CNOOC, Ltd. Sponsored ADR.........................    21,163  2,149,526
*   Coastal Greenland, Ltd............................   123,000      2,945
#   Comba Telecom Systems Holdings, Ltd...............   502,009     76,514
*   Comtec Solar Systems Group, Ltd...................   208,000     15,380
#   Concord New Energy Group, Ltd..................... 1,630,000     71,842
*   Coolpad Group, Ltd................................   904,000    138,291
    COSCO Pacific, Ltd................................   592,674    671,944
*   Coslight Technology International Group Co., Ltd..    54,000     18,148
    Country Garden Holdings Co., Ltd.................. 2,179,786    839,194
#   CP Pokphand Co., Ltd.............................. 2,018,000    167,589
    CPMC Holdings, Ltd................................   118,000     60,006
#   CRRC Corp, Ltd. Class H...........................    66,000     61,767
    CSPC Pharmaceutical Group, Ltd....................   310,000    261,371
#   CT Environmental Group, Ltd.......................   376,000    109,656
    Da Ming International Holdings, Ltd...............    42,000     10,573
*   DaChan Food Asia, Ltd.............................   128,000     12,159
#   Dah Chong Hong Holdings, Ltd......................   306,000    116,381
    Dalian Port PDA Co., Ltd. Class H.................   254,000    103,012
#*  Daphne International Holdings, Ltd................   350,000     47,574
    Datang International Power Generation Co., Ltd.
      Class H.........................................   316,000     83,602
    Dawnrays Pharmaceutical Holdings, Ltd.............    56,000     37,692
#*  DBA Telecommunication Asia Holdings, Ltd..........    72,000        607
    Digital China Holdings, Ltd.......................   131,000    136,317
    Dongfang Electric Corp., Ltd. Class H.............    94,800     76,930
    Dongfeng Motor Group Co., Ltd. Class H............   220,000    262,759
    Dongyue Group, Ltd................................   421,000     81,123
#*  Dynasty Fine Wines Group, Ltd.....................   114,000      3,956
    ENN Energy Holdings, Ltd..........................    98,000    443,799
    EVA Precision Industrial Holdings, Ltd............   284,000     40,768
#   Evergrande Real Estate Group, Ltd................. 2,598,000  1,738,761
    Fantasia Holdings Group Co., Ltd..................   564,000     60,946
    Far East Horizon, Ltd.............................   567,000    437,609
    Fosun International, Ltd..........................   126,392    167,130

                                     1648

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CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
    Freetech Road Recycling Technology Holdings, Ltd..    84,000 $  7,748
    Fu Shou Yuan International Group, Ltd.............    39,000   28,113
#   Fufeng Group, Ltd.................................   335,600  107,875
    Fuguiniao Co., Ltd. Class H.......................    53,000   31,450
*   Fullshare Holdings, Ltd........................... 1,492,500  349,924
#   Future Land Development Holdings, Ltd.............   572,000   69,807
#   GCL-Poly Energy Holdings, Ltd..................... 3,697,000  476,773
#   Geely Automobile Holdings, Ltd.................... 2,045,000  875,050
*   Global Bio-Chem Technology Group Co., Ltd.........   500,000   11,037
*   Glorious Property Holdings, Ltd...................   938,000   98,127
    Goldbond Group Holdings, Ltd......................   330,000   11,055
#   Golden Eagle Retail Group, Ltd....................   145,000  161,272
    Golden Meditech Holdings, Ltd.....................   342,877   45,733
#*  Goldin Properties Holdings, Ltd...................   152,000  105,021
    Goldlion Holdings, Ltd............................   162,000   60,102
    Goldpac Group, Ltd................................    33,000    9,894
    GOME Electrical Appliances Holding, Ltd........... 2,608,060  365,578
*   Goodbaby International Holdings, Ltd..............   104,000   44,347
    Great Wall Motor Co., Ltd. Class H................   405,000  313,749
#   Greatview Aseptic Packaging Co., Ltd..............   226,000   94,836
#*  Greenland Hong Kong Holdings, Ltd.................   229,000   63,894
*   Greentown China Holdings, Ltd.....................   260,000  195,405
    Guangdong Investment, Ltd.........................   204,000  260,742
*   Guangdong Land Holdings, Ltd......................   208,000   50,740
    Guangdong Yueyun Transportation Co., Ltd. Class H.    64,000   40,587
    Guangshen Railway Co., Ltd. Class H...............    46,000   19,634
    Guangshen Railway Co., Ltd. Sponsored ADR.........     6,099  128,811
    Guangzhou R&F Properties Co., Ltd. Class H........   437,200  473,049
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................   236,000   16,555
    Haier Electronics Group Co., Ltd..................   163,000  287,756
    Haitian International Holdings, Ltd...............    95,000  114,435
    Haitong Securities Co., Ltd. Class H..............   283,600  432,632
#*  Hanergy Thin Film Power Group, Ltd................   710,000   19,426
    Harbin Electric Co., Ltd. Class H.................   280,236  101,497
    Hengan International Group Co., Ltd...............    42,000  377,320
#   Hengdeli Holdings, Ltd............................ 1,021,400  110,907
#*  Hi Sun Technology China, Ltd......................   372,000   54,955
*   Hidili Industry International Development, Ltd....   268,000    5,023
#   Hilong Holding, Ltd...............................   264,000   33,086
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.........................................    40,000   15,639
*   HKC Holdings, Ltd.................................   393,477    6,479
*   HNA International Investment Holdings, Ltd........ 1,383,200   59,018
#*  Honghua Group, Ltd................................   628,000   29,095
#   Hopewell Highway Infrastructure, Ltd..............   186,475   85,869
*   Hopson Development Holdings, Ltd..................   206,000  191,635
#   HOSA International, Ltd...........................   102,000   33,696
#   Hua Han Health Industry Holdings, Ltd. Class H.... 1,321,842  134,208
    Huabao International Holdings, Ltd................   773,000  289,184
    Huadian Fuxin Energy Corp., Ltd. Class H..........   552,000  108,307
    Huadian Power International Corp., Ltd. Class H...   274,000  164,152
    Huaneng Power International, Inc. Class H.........    58,000   47,494
    Huaneng Power International, Inc. Sponsored ADR...     3,000   99,120
    Huaneng Renewables Corp., Ltd. Class H............ 1,362,000  294,340

                                     1649

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CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
    Huishang Bank Corp., Ltd. Class H.................    137,000 $   61,449
    Hydoo International Holding, Ltd..................    146,000     16,044
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 10,068,460  5,240,038
    Intime Retail Group Co., Ltd......................    248,500    190,122
    Jiangnan Group, Ltd...............................    596,000     88,791
    Jiangsu Expressway Co., Ltd. Class H..............     58,000     69,862
    Jiangxi Copper Co., Ltd. Class H..................    301,000    306,551
*   Jinchuan Group International Resources Co., Ltd...    352,000     11,997
    Ju Teng International Holdings, Ltd...............    358,000    141,668
    Jutal Offshore Oil Services, Ltd..................     64,000      4,269
*   Kai Yuan Holdings, Ltd............................  1,980,000     15,900
#*  Kaisa Group Holdings, Ltd.........................    530,000     19,924
*   Kasen International Holdings, Ltd.................     30,000      4,000
    Kingboard Chemical Holdings, Ltd..................    210,000    322,925
    Kingboard Laminates Holdings, Ltd.................    297,000    119,881
#   Kingdee International Software Group Co., Ltd.....    169,600     59,566
    Kunlun Energy Co., Ltd............................  1,342,000  1,012,548
    KWG Property Holding, Ltd.........................    387,900    249,419
#*  Labixiaoxin Snacks Group, Ltd.....................    200,000     20,416
    Lai Fung Holdings, Ltd............................  1,378,000     21,779
*   Landing International Development, Ltd............  2,505,000     35,595
    Le Saunda Holdings, Ltd...........................    138,600     27,898
    Lee & Man Chemical Co., Ltd.......................     48,300     11,624
    Lee & Man Paper Manufacturing, Ltd................    230,600    130,685
    Lee's Pharmaceutical Holdings, Ltd................      5,000      4,624
    Lenovo Group, Ltd.................................    936,000    836,526
*   Lianhua Supermarket Holdings Co., Ltd. Class H....    172,400     56,350
#*  Lifetech Scientific Corp..........................    304,000     51,088
*   Lingbao Gold Co., Ltd. Class H....................     28,000      4,986
    Livzon Pharmaceutical Group, Inc. Class H.........        780      3,525
    Logan Property Holdings Co., Ltd..................    254,000     76,285
    Longfor Properties Co., Ltd.......................    401,500    514,497
    Lonking Holdings, Ltd.............................    758,000     98,164
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................    288,600     24,647
#*  Maanshan Iron & Steel Co., Ltd. Class H...........    362,000     66,982
    Maoye International Holdings, Ltd.................    445,000     48,357
    Metallurgical Corp. of China, Ltd. Class H........      5,000      1,168
*   Microport Scientific Corp.........................      3,000      1,421
*   MIE Holdings Corp.................................    304,000     32,466
    MIN XIN Holdings, Ltd.............................     34,000     30,314
#*  Mingfa Group International Co., Ltd...............    589,000    144,242
    Minmetals Land, Ltd...............................    482,000     45,700
    Minth Group, Ltd..................................     66,000    120,819
#*  MMG, Ltd..........................................    656,000    120,766
    MOBI Development Co., Ltd.........................    124,000     17,722
    Nature Home Holding Co., Ltd......................     29,000      3,600
#   NetDragon Websoft, Inc............................     10,500     26,953
    New China Life Insurance Co., Ltd. Class H........     32,700    112,428
    New World China Land, Ltd.........................    669,800    651,194
    New World Department Store China, Ltd.............    223,000     30,027
    Nexteer Automotive Group, Ltd.....................    112,000    116,249
    Nine Dragons Paper Holdings, Ltd..................    508,000    321,009
#*  North Mining Shares Co., Ltd......................  3,240,000     38,575

                                     1650

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CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
CHINA -- (Continued)
*   NVC Lighting Holdings, Ltd........................   320,000 $ 33,902
*   O-Net Technologies Group, Ltd.....................    52,000   12,945
    Overseas Chinese Town Asia Holdings, Ltd..........   104,000   38,310
#   Pacific Online, Ltd...............................   210,000   55,429
#   Parkson Retail Group, Ltd.........................   351,500   40,515
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.........................................   847,000  339,755
    PetroChina Co., Ltd. ADR..........................     9,000  550,080
    PetroChina Co., Ltd. Class H......................   330,000  204,862
    Phoenix Satellite Television Holdings, Ltd........   142,000   28,428
    PICC Property & Casualty Co., Ltd. Class H........   258,502  442,182
    Ping An Insurance Group Co. of China, Ltd.
      Class H.........................................   196,500  892,819
#   Poly Property Group Co., Ltd......................   742,000  202,908
#*  Pou Sheng International Holdings, Ltd.............   564,000   99,220
    Powerlong Real Estate Holdings, Ltd...............   418,000   74,884
#*  Prosperity International Holdings HK, Ltd......... 1,680,000   45,650
*   PW Medtech Group, Ltd.............................   219,000   46,773
*   Qunxing Paper Holdings Co., Ltd...................   147,174    7,150
*   Real Gold Mining, Ltd.............................    19,000      642
#*  Renhe Commercial Holdings Co., Ltd................ 6,012,000  249,551
#   REXLot Holdings, Ltd.............................. 3,354,266   71,130
    Road King Infrastructure, Ltd.....................    71,000   56,841
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   315,000   63,797
*   Semiconductor Manufacturing International Corp.... 3,871,000  341,148
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    12,050   51,936
    Shandong Chenming Paper Holdings, Ltd. Class H....    80,000   51,203
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................   216,000  139,278
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H.. 32,000 17,251 Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    18,000   43,320
    Shanghai Industrial Holdings, Ltd.................   166,000  362,509
# Shanghai Industrial Urban Development Group, Ltd.. 660,000 115,867 Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................   348,000  129,145
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.........................................   124,800  243,072
    Shanghai Prime Machinery Co., Ltd. Class H........   322,000   41,313
*   Shanghai Zendai Property, Ltd..................... 1,505,000   35,555
*   Shengli Oil & Gas Pipe Holdings, Ltd..............   262,500   10,281
    Shenguan Holdings Group, Ltd......................   446,000   49,103
    Shenzhen Expressway Co., Ltd. Class H.............   100,000   79,773
    Shenzhen International Holdings, Ltd..............   275,343  432,613
    Shenzhen Investment, Ltd.......................... 1,124,345  434,623
    Shenzhou International Group Holdings, Ltd........    78,000  419,250
    Shimao Property Holdings, Ltd.....................   588,000  835,131
*   Shougang Concord International Enterprises Co.,
      Ltd............................................. 1,812,000   47,071
#   Shougang Fushan Resources Group, Ltd..............   848,000   92,301
#   Shui On Land, Ltd................................. 1,406,156  342,903
*   Shunfeng International Clean Energy, Ltd..........   532,000   76,956
    Sichuan Expressway Co., Ltd. Class H..............   204,000   60,321
    Sihuan Pharmaceutical Holdings Group, Ltd.........   716,000   75,862
*   SIM Technology Group, Ltd.........................   400,000   16,939
    Sino Biopharmaceutical, Ltd.......................   875,998  602,500
#*  Sino Oil And Gas Holdings, Ltd.................... 4,585,000  113,039
    Sino-Ocean Land Holdings, Ltd.....................   772,332  391,583
    Sinofert Holdings, Ltd............................   652,000   87,957
    Sinopec Engineering Group Co., Ltd. Class H.......   361,500  304,474

                                     1651

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CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    Sinopec Kantons Holdings, Ltd.....................   238,000 $  123,885
#*  Sinopec Oilfield Service Corp. Class H............   192,000     42,483
*   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................     4,550    182,637
    Sinopharm Group Co., Ltd. Class H.................   116,000    412,044
    Sinosoft Technology Group, Ltd....................    50,000     23,108
    Sinotrans, Ltd. Class H...........................   316,000    144,953
    Sinotruk Hong Kong, Ltd...........................   254,000     84,340
    SITC International Holdings Co., Ltd..............   149,000     68,964
    Skyworth Digital Holdings, Ltd....................   697,888    361,745
    SOHO China, Ltd...................................   672,000    314,413
*   Solargiga Energy Holdings, Ltd....................   246,000      5,049
#*  Sparkle Roll Group, Ltd...........................   312,000     17,939
    Springland International Holdings, Ltd............   378,000     74,794
#*  SPT Energy Group, Inc.............................   416,000     32,863
*   SRE Group, Ltd.................................... 1,064,285     40,846
#   SSY Group, Ltd....................................   599,042    156,031
#   Sun Art Retail Group, Ltd.........................   353,500    198,512
    Sunac China Holdings, Ltd.........................   616,000    384,536
#   Sunny Optical Technology Group Co., Ltd...........    78,000    167,202
*   Superb Summit International Group, Ltd............   825,000     29,031
#   TCC International Holdings, Ltd...................   625,000     91,388
#   TCL Communication Technology Holdings, Ltd........   258,000    191,844
#   TCL Multimedia Technology Holdings, Ltd...........    82,000     44,060
#*  Technovator International, Ltd....................   126,000     57,265
    Tencent Holdings, Ltd.............................   150,500  2,827,397
#   Tenwow International Holdings, Ltd................    59,000     16,204
    Texhong Textile Group, Ltd........................   138,000     89,841
    Tian An China Investment Co., Ltd.................    67,000     32,971
    Tian Shan Development Holdings, Ltd...............    66,000     26,758
    Tiangong International Co., Ltd...................   492,000     33,097
    Tianjin Port Development Holdings, Ltd............   772,000    107,401
*   Tianneng Power International, Ltd.................   236,000    177,076
    Tibet 5100 Water Resources Holdings, Ltd..........   209,000     69,310
    Tingyi Cayman Islands Holding Corp................   118,000    135,276
    Tomson Group, Ltd.................................    98,360     22,372
    Tong Ren Tang Technologies Co., Ltd. Class H......   109,000    167,927
    Tongda Group Holdings, Ltd........................   530,000     84,916
    Tonly Electronics Holdings, Ltd...................    31,200     16,354
    Top Spring International Holdings, Ltd............   107,600     49,729
#   Towngas China Co., Ltd............................   191,000     91,967
    TPV Technology, Ltd...............................   422,000     47,076
    Travelsky Technology, Ltd. Class H................   218,471    334,225
    Trigiant Group, Ltd...............................   360,000     64,437
#   Truly International Holdings, Ltd.................   608,000    138,167
    Tsingtao Brewery Co., Ltd. Class H................    24,000     85,387
    Uni-President China Holdings, Ltd.................   182,400    118,115
*   United Energy Group, Ltd..........................   794,000     40,704
#   Universal Health International Group Holding,
      Ltd.............................................   328,000     41,153
#   V1 Group, Ltd..................................... 1,149,800     58,941
#   Want Want China Holdings, Ltd.....................   422,000    277,776
    Wasion Group Holdings, Ltd........................    84,000     52,125
    Weichai Power Co., Ltd. Class H...................   169,440    162,584
    Weiqiao Textile Co. Class H.......................   132,500     59,206

                                     1652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
    Welling Holding, Ltd..............................   394,400 $    64,186
    West China Cement, Ltd............................   894,000     184,332
#   Wisdom Sports Group...............................   115,000      61,801
#*  Wuzhou International Holdings, Ltd................   340,000      35,430
    Xiamen International Port Co., Ltd. Class H.......   394,000      69,757
#*  Xinchen China Power Holdings, Ltd.................    64,000       9,726
    Xingda International Holdings, Ltd................   275,000      51,388
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H.........................................   155,000     124,811
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    51,400      67,285
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H.........................................   228,000      19,213
    Xinyi Solar Holdings, Ltd.........................   370,000     118,908
    Xiwang Special Steel Co., Ltd.....................   185,000      23,891
    XTEP International Holdings, Ltd..................    91,500      41,007
*   Yanchang Petroleum International, Ltd............. 1,360,000      31,701
    Yanlord Land Group, Ltd...........................    71,000      51,054
#   Yanzhou Coal Mining Co., Ltd. Class H.............    56,000      22,942
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......    18,500      74,000
#   Yestar International Holdings Co., Ltd............   105,000      40,285
    Yingde Gases Group Co., Ltd.......................   460,500     174,230
    Yip's Chemical Holdings, Ltd......................    96,000      27,359
    Youyuan International Holdings, Ltd...............   155,510      47,251
    Yuanda China Holdings, Ltd........................ 1,038,000      41,764
    Yuexiu Property Co., Ltd.......................... 2,525,720     367,328
    Yuexiu Transport Infrastructure, Ltd..............   138,639      81,328
#   Yuzhou Properties Co., Ltd........................   388,000      90,059
#   Zall Development Group, Ltd.......................   384,000      76,299
    Zhaojin Mining Industry Co., Ltd. Class H.........   185,000     105,456
    Zhejiang Expressway Co., Ltd. Class H.............   192,000     168,882
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.........................................    16,600       6,153
*   Zhong An Real Estate, Ltd.........................   146,000      13,815
#   Zhongsheng Group Holdings, Ltd....................   270,000     137,261
    Zhuhai Holdings Investment Group, Ltd.............   196,000      31,765
    Zhuzhou CSR Times Electric Co., Ltd. Class H......    35,000     180,820
    Zijin Mining Group Co., Ltd. Class H..............   269,000      61,175
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H...............................   388,800     102,217
    ZTE Corp. Class H.................................    24,404      44,476
                                                                 -----------
TOTAL CHINA...........................................            94,886,811
                                                                 -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA................................    17,924      74,481
    Banco de Bogota SA................................     1,407      23,918
    Bancolombia SA....................................    25,569     176,042
    Bancolombia SA Sponsored ADR......................     9,801     289,130
    Celsia SA ESP.....................................    23,037      21,440
    Cementos Argos SA.................................    14,282      42,639
    Corp. Financiera Colombiana SA(B000C92)...........     4,636      52,680
*   Corp. Financiera Colombiana SA(BYPK1V0)...........        22         235
    Corp. Financiera Colombiana SA(BYM2N02)...........     2,384      26,335
    Ecopetrol SA......................................   116,153      36,447
    Ecopetrol SA Sponsored ADR........................    10,314      66,422
    Empresa de Telecomunicaciones de Bogota...........    40,000       6,641
    Grupo Aval Acciones y Valores SA ADR..............     2,187      14,347
    Grupo de Inversiones Suramericana SA..............     9,338     101,843

                                     1653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
COLOMBIA -- (Continued)
    Grupo Nutresa SA..................................  5,596 $   40,131
    Interconexion Electrica SA ESP.................... 49,754    111,558
    Isagen SA ESP..................................... 98,052    117,394
                                                              ----------
TOTAL COLOMBIA........................................         1,201,683
                                                              ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S........................................... 11,693    194,459
    Komercni banka A.S................................    318     66,873
    Pegas Nonwovens SA................................  2,000     56,259
    Philip Morris CR A.S..............................    100     52,082
*   Unipetrol A.S..................................... 11,278     71,488
                                                              ----------
TOTAL CZECH REPUBLIC..................................           441,161
                                                              ----------
DENMARK -- (1.4%)
    ALK-Abello A.S....................................  1,220    168,794
    Alm Brand A.S..................................... 25,630    171,682
    Ambu A.S. Class B.................................  7,992    248,018
    AP Moeller - Maersk A.S. Class A..................    262    331,160
    AP Moeller - Maersk A.S. Class B..................    571    734,662
#*  Bang & Olufsen A.S................................ 12,488    131,730
*   Bavarian Nordic A.S...............................  6,528    273,786
    Carlsberg A.S. Class B............................  9,195    775,208
    Chr Hansen Holding A.S............................ 24,228  1,483,410
    Coloplast A.S. Class B............................  4,082    335,125
#*  D/S Norden A.S....................................  8,102    108,019
    Danske Bank A.S................................... 24,000    645,875
    DFDS A.S..........................................  9,725    345,112
    DSV A.S........................................... 51,759  2,014,273
#   FLSmidth & Co. A.S................................ 15,418    540,738
*   Genmab A.S........................................  5,095    639,814
    GN Store Nord A.S................................. 48,850    914,533
*   H Lundbeck A.S.................................... 11,835    384,408
*   H+H International A.S. Class B....................  2,233     26,994
    IC Group A.S......................................  2,723     87,806
    ISS A.S........................................... 20,663    730,504
*   Jeudan A.S........................................    397     42,920
*   Jyske Bank A.S.................................... 29,030  1,274,741
    Matas A.S......................................... 11,989    226,563
    NKT Holding A.S...................................  7,976    443,384
    Nordjyske Bank A.S................................  2,948     44,678
    Novo Nordisk A.S. Class B......................... 61,513  3,436,633
    Novo Nordisk A.S. Sponsored ADR................... 20,820  1,163,213
    Novozymes A.S. Class B............................ 23,159    966,638
    Pandora A.S....................................... 18,262  2,443,191
*   Parken Sport & Entertainment A.S..................  1,975     16,491
    PER Aarsleff A.S. Class B.........................    698    214,011
    Ringkjoebing Landbobank A.S.......................  1,230    255,795
    Rockwool International A.S. Class B...............  2,710    410,561
    Royal Unibrew A.S................................. 13,435    563,310
    RTX A.S...........................................  2,243     25,770
*   Santa Fe Group A.S................................  5,671     53,742
    Schouw & Co.......................................  3,100    183,149

                                     1654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
    SimCorp A.S.......................................  11,800 $   578,951
    Solar A.S. Class B................................   2,004     113,219
    Spar Nord Bank A.S................................  12,953     106,596
    Sydbank A.S.......................................  21,250     620,495
    TDC A.S........................................... 159,600     685,393
    Tivoli A.S........................................       8       4,241
*   TK Development A.S................................   8,577       8,975
*   Topdanmark A.S....................................  25,711     653,389
    Tryg A.S..........................................  16,772     320,699
    United International Enterprises..................     860     123,838
    Vestas Wind Systems A.S...........................  10,531     689,089
*   Vestjysk Bank A.S.................................   5,218       5,984
*   William Demant Holding A.S........................   6,501     573,069
#*  Zealand Pharma A.S................................   3,026      55,991
                                                               -----------
TOTAL DENMARK.........................................          27,396,370
                                                               -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR.......  25,338      98,467
*   Global Telecom Holding SAE GDR....................  18,270      20,846
                                                               -----------
TOTAL EGYPT...........................................             119,313
                                                               -----------
FINLAND -- (1.4%)
    Ahlstrom Oyj......................................   7,221      58,797
    Alma Media Oyj....................................   3,037      11,201
    Amer Sports Oyj...................................  44,342   1,213,703
    Aspo Oyj..........................................   6,086      45,922
    Atria Oyj.........................................   2,101      20,300
    BasWare Oyj.......................................   1,070      37,726
*   Biotie Therapies Oyj..............................  19,018       5,893
    Bittium Oyj.......................................   6,367      43,206
    Cargotec Oyj Class B..............................  14,413     459,447
    Caverion Corp.....................................  19,094     181,933
    Citycon Oyj....................................... 103,166     246,206
    Comptel Oyj.......................................  10,166      15,992
    Cramo Oyj.........................................  14,158     272,301
    Elisa Oyj.........................................  32,593   1,180,491
    F-Secure Oyj......................................  21,049      57,529
*   Finnair Oyj.......................................  18,798     100,764
    Fiskars Oyj Abp...................................  10,974     212,499
    Fortum Oyj........................................  36,193     569,115
    HKScan Oyj Class A................................   9,570      36,519
    Huhtamaki Oyj.....................................  38,214   1,350,847
    Kemira Oyj........................................  42,249     478,647
    Kesko Oyj Class A.................................   6,764     255,714
    Kesko Oyj Class B.................................  24,740     992,576
    Kone Oyj Class B..................................  22,183     975,034
    Konecranes Oyj....................................   9,577     212,536
    Lassila & Tikanoja Oyj............................  11,538     216,657
*   Lemminkainen Oyj..................................     971      13,671
    Metsa Board Oyj...................................  80,239     536,592
    Metso Oyj.........................................  21,535     444,354
    Metso Oyj Sponsored ADR...........................     800       4,120

                                     1655

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
    Munksjo Oyj.......................................   3,996 $    34,332
    Neste Oyj.........................................  50,918   1,595,226
    Nokia Oyj(5902941)................................ 368,602   2,655,211
    Nokia Oyj(5946455)................................ 150,663   1,077,208
    Nokian Renkaat Oyj................................  11,880     403,922
    Okmetic Oyj.......................................   4,178      30,689
    Olvi Oyj Class A..................................   3,955      95,418
*   Oriola-KD Oyj Class B.............................  34,758     157,973
    Orion Oyj Class A.................................   4,886     157,787
    Orion Oyj Class B.................................  21,344     704,185
#*  Outokumpu Oyj.....................................  68,849     169,260
#   Outotec Oyj.......................................  51,665     203,000
    PKC Group Oyj.....................................   8,416     130,688
    Ponsse Oy.........................................   1,987      39,147
*   Poyry Oyj.........................................   5,709      21,651
    Raisio Oyj Class V................................  50,845     227,042
    Ramirent Oyj......................................  28,261     188,913
    Revenio Group Oyj.................................     670      20,276
    Sampo Oyj Class A.................................  25,994   1,258,740
    Sanoma Oyj........................................  36,233     167,398
    SRV Group Oyj.....................................   3,551      11,049
*   Stockmann Oyj Abp Class B.........................   9,922      76,227
    Stora Enso Oyj Class R............................ 222,343   1,812,039
    Stora Enso Oyj Sponsored ADR......................   1,800      14,634
*   Talvivaara Mining Co. P.L.C....................... 136,822         845
    Technopolis Oyj...................................  32,902     129,976
    Tieto Oyj.........................................  21,406     576,311
    Tikkurila Oyj.....................................  10,157     172,266
    UPM-Kymmene Oyj................................... 202,883   3,306,348
    UPM-Kymmene Oyj Sponsored ADR.....................   1,300      21,229
    Uponor Oyj........................................  17,236     265,184
    Vaisala Oyj Class A...............................   1,077      27,856
    Valmet Oyj........................................  20,461     203,419
    Wartsila Oyj Abp..................................  17,603     790,681
    YIT Oyj...........................................  48,840     260,199
                                                               -----------
TOTAL FINLAND.........................................          27,256,621
                                                               -----------
FRANCE -- (5.6%)
    Accor SA..........................................  33,436   1,269,841
    Actia Group.......................................   1,316       8,151
    Aeroports de Paris................................   2,219     251,368
*   Air France-KLM....................................  36,000     289,073
    Air Liquide SA....................................   8,915     921,895
    Airbus Group SE...................................  24,049   1,512,587
    Akka Technologies.................................   1,839      52,904
    Albioma SA........................................   7,343     103,313
#*  Alstom SA.........................................  18,328     491,807
    Alten SA..........................................   8,829     496,965
    Altran Technologies SA............................  40,760     514,739
    April SA..........................................   3,147      41,804
*   Archos............................................   2,165       3,042
    Arkema SA.........................................  25,648   1,601,997
    Assystem..........................................   3,266      79,275

                                     1656

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Atos SE...........................................  21,607 $1,708,110
    Aubay.............................................     778     16,813
    AXA SA............................................  74,985  1,853,084
    AXA SA Sponsored ADR..............................   5,414    133,184
    Axway Software SA.................................   1,277     32,241
    Beneteau SA.......................................   3,617     43,943
    BioMerieux........................................   4,402    553,583
    BNP Paribas SA....................................  40,958  1,940,255
    Boiron SA.........................................   1,642    123,791
    Bollore SA........................................ 159,527    643,839
    Bonduelle SCA.....................................   4,965    129,063
    Bouygues SA.......................................  42,186  1,651,334
    Bureau Veritas SA.................................  15,901    302,923
    Burelle SA........................................      45     38,731
    Cap Gemini SA.....................................  18,385  1,680,035
    Carrefour SA......................................  93,548  2,662,451
    Casino Guichard Perrachon SA......................  15,049    682,155
*   Cegedim SA........................................     878     26,223
    Cegid Group SA....................................   2,254    122,341
#*  CGG SA............................................ 108,004     90,628
#   CGG SA Sponsored ADR..............................  23,995     23,755
    Chargeurs SA......................................  13,753    126,460
    Christian Dior SE.................................   3,321    561,669
    Cie de Saint-Gobain...............................  82,244  3,389,625
    Cie Generale des Etablissements Michelin..........  36,347  3,316,058
    CNP Assurances....................................  24,296    324,898
*   Coface SA.........................................  10,468     85,852
    Credit Agricole SA................................  72,678    725,258
    Danone SA.........................................  19,220  1,323,784
    Danone SA Sponsored ADR...........................     600      8,298
    Dassault Systemes.................................   3,682    284,595
    Dassault Systemes ADR.............................   1,228     94,665
*   Derichebourg SA...................................  35,689    113,076
    Devoteam SA.......................................   2,730    101,161
    Edenred...........................................  25,701    483,559
    Eiffage SA........................................  18,238  1,252,526
    Electricite de France SA..........................  34,066    445,464
    Elior.............................................  26,737    537,196
    Engie SA.......................................... 232,710  3,713,021
#*  Eramet............................................   1,419     30,842
    Essilor International SA..........................  13,092  1,624,217
*   Esso SA Francaise.................................   1,078     51,438
#*  Etablissements Maurel et Prom.....................  38,170    113,914
    Euler Hermes Group................................   3,547    303,313
    Eurofins Scientific SE............................   1,562    512,436
    Euronext NV.......................................   5,877    284,896
    Eutelsat Communications SA........................  37,859  1,223,583
    Exel Industries Class A...........................     289     21,975
    Faiveley Transport SA.............................   1,094    109,079
    Faurecia..........................................  25,241    916,855
    Fimalac...........................................     516     43,077
    Fleury Michon SA..................................     371     24,741
*   Futuren SA........................................  18,523     10,264

                                     1657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
*   GameLoft SE.......................................  12,299 $   67,503
    Gaztransport Et Technigaz SA......................   4,500    168,265
    GL Events.........................................   3,809     66,501
    Groupe Crit.......................................   1,156     62,849
    Groupe Eurotunnel SE..............................  84,383    969,670
*   Groupe Flo........................................   1,396      2,865
*   Groupe Fnac SA....................................   3,295    188,996
    Groupe Gorge......................................     566     13,890
    Guerbet...........................................   2,049    168,074
    Haulotte Group SA.................................   4,444     66,650
    Havas SA..........................................  28,291    225,427
    Hermes International..............................     651    221,482
*   Hipay Group SA....................................   2,042     18,838
    Iliad SA..........................................   1,366    342,536
    Imerys SA.........................................  10,713    662,980
    Ingenico Group SA.................................   6,146    725,505
    Interparfums SA...................................   2,156     52,005
    Ipsen SA..........................................   3,728    214,880
    IPSOS.............................................  13,770    282,379
    Jacquet Metal Service.............................   5,045     68,325
    JCDecaux SA.......................................  11,153    439,162
    Kering............................................   6,960  1,172,917
    Korian SA.........................................  12,156    411,366
    L'Oreal SA........................................   4,603    786,766
    Lagardere SCA.....................................  37,726  1,072,090
    Laurent-Perrier...................................     664     58,795
*   Le Noble Age......................................   1,043     27,045
    Lectra............................................   1,700     21,762
    Legrand SA........................................  14,410    793,711
    LISI..............................................   6,351    155,595
    LVMH Moet Hennessy Louis Vuitton SE...............  11,021  1,772,689
    Maisons France Confort SA.........................     535     22,900
    Manitou BF SA.....................................   2,706     48,326
    Manutan International.............................     734     40,763
    Mersen............................................   5,087     73,839
#*  METabolic EXplorer SA.............................   4,118      9,681
    Metropole Television SA...........................  10,628    169,438
    MGI Coutier.......................................   4,240     77,265
    Natixis SA........................................  64,660    316,354
*   Naturex...........................................   1,459    113,685
    Neopost SA........................................  14,136    338,310
*   Nexans SA.........................................   5,053    193,499
    Nexity SA.........................................  12,666    573,265
#*  Nicox.............................................   4,348     35,653
*   NRJ Group.........................................   4,409     46,232
    Numericable-SFR SAS...............................   3,028    120,225
    Oeneo SA..........................................   2,265     17,406
    Orange SA......................................... 252,114  4,476,446
    Orange SA Sponsored ADR...........................  26,020    459,773
    Orpea.............................................   7,493    593,140
*   Parrot SA.........................................   3,660     82,004
    Pernod Ricard SA..................................  11,956  1,399,252

                                     1658

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
*   Peugeot SA........................................ 112,075 $1,666,528
*   Pierre & Vacances SA..............................   1,648     51,601
    Plastic Omnium SA.................................  22,695    741,032
    Plastivaloire.....................................     197     13,893
    Publicis Groupe SA................................  12,559    753,356
    Publicis Groupe SA ADR............................   1,600     23,984
#   Rallye SA.........................................   8,358    127,917
*   Recylex SA........................................   5,815     15,905
    Renault SA........................................  22,350  1,896,462
    Rexel SA..........................................  78,074    924,607
    Rubis SCA.........................................   8,525    637,813
    Safran SA.........................................  13,595    880,718
    Saft Groupe SA....................................   8,063    210,758
    Sanofi............................................  39,043  3,246,842
    Sanofi ADR........................................  39,660  1,651,442
    Sartorius Stedim Biotech..........................     779    284,098
    Savencia SA.......................................   1,129     71,563
    Schneider Electric SE(B11BPS1)....................   1,444     76,927
    Schneider Electric SE(4834108)....................  30,730  1,639,622
    SCOR SE...........................................  48,074  1,675,775
    SEB SA............................................   6,376    622,499
    Seche Environnement SA............................     824     21,873
*   Sequana SA........................................  11,045     37,907
    SES SA............................................  19,167    501,168
    Societe BIC SA....................................   3,399    553,583
    Societe Generale SA...............................  52,687  2,009,882
*   Societe Internationale de Plantations d'Heveas
      SA..............................................     245      6,913
    Societe Television Francaise 1....................  27,609    310,498
    Sodexo SA.........................................   4,695    459,821
#*  Solocal Group.....................................   7,072     47,869
    Somfy SA..........................................     158     53,882
    Sopra Steria Group................................   4,492    486,874
*   Stallergenes Greer P.L.C..........................     398     11,876
*   Ste Industrielle d'Aviation Latecoere SA..........  25,338     99,867
    Stef SA...........................................   1,461     97,123
    STMicroelectronics NV(5962332).................... 204,953  1,338,976
#   STMicroelectronics NV(2430025)....................  37,473    244,324
    Suez Environnement Co.............................  35,668    661,195
    Sword Group.......................................   1,588     42,742
    Synergie SA.......................................   5,958    155,979
    Tarkett SA........................................   5,564    147,856
    Technicolor SA....................................  47,505    337,586
    Technip SA........................................  23,505  1,095,205
    Teleperformance...................................  18,488  1,540,333
    Tessi SA..........................................      80     11,626
    Thales SA.........................................  10,191    775,686
    Total Gabon.......................................      81     11,805
    Total SA.......................................... 204,076  9,065,239
    Total SA Sponsored ADR............................   5,325    236,004
*   Touax SA..........................................      25        238
    Trigano SA........................................   2,400    151,553
*   UBISOFT Entertainment.............................  39,703  1,090,552
    Valeo SA..........................................  12,678  1,647,357

                                     1659

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ ------------
FRANCE -- (Continued)
    Vallourec SA...................................... 26,458 $    116,081
*   Valneva SE........................................  1,012        3,577
    Veolia Environnement SA........................... 39,060      941,702
    Veolia Environnement SA ADR....................... 13,366      320,383
    Vetoquinol SA.....................................    532       21,208
    Vicat SA..........................................  3,427      185,132
    VIEL & Cie SA..................................... 13,569       48,591
    Vilmorin & Cie SA.................................  1,915      135,376
    Vinci SA.......................................... 37,019    2,507,934
    Virbac SA.........................................    896      164,603
    Vivendi SA........................................ 16,995      369,475
    Vranken-Pommery Monopole SA.......................    106        2,720
*   Worldline SA......................................  5,960      140,886
    Zodiac Aerospace.................................. 32,659      681,038
                                                              ------------
TOTAL FRANCE..........................................         110,869,452
                                                              ------------
GERMANY -- (5.1%)
    Aareal Bank AG.................................... 21,031      575,528
    Adidas AG......................................... 17,702    1,822,822
    Adler Modemaerkte AG..............................  2,793       27,747
*   ADVA Optical Networking SE........................ 17,734      167,428
*   AIXTRON SE........................................ 16,599       60,056
    Allgeier SE.......................................  1,637       27,782
    Allianz SE........................................ 15,067    2,438,388
    Allianz SE Sponsored ADR.......................... 36,967      598,865
    Amadeus Fire AG...................................    675       48,591
    Aurubis AG........................................ 12,506      509,874
    Axel Springer SE.................................. 11,760      612,372
    BASF SE........................................... 97,349    6,488,620
    BASF SE Sponsored ADR.............................  1,000       66,570
    Bauer AG..........................................  4,794       73,461
    Bayer AG.......................................... 23,166    2,607,246
    Bayer AG Sponsored ADR............................    200       22,476
    Bayerische Motoren Werke AG....................... 49,017    4,082,384
    BayWa AG..........................................  6,350      185,966
    Bechtle AG........................................  3,005      265,294
    Beiersdorf AG.....................................  4,330      399,633
    Bertrandt AG......................................  1,271      140,686
    Bijou Brigitte AG.................................    921       55,832
    Bilfinger SE...................................... 14,926      658,851
    Biotest AG........................................  2,019       33,091
    Borussia Dortmund GmbH & Co. KGaA................. 36,264      154,974
    Brenntag AG....................................... 27,624    1,355,446
    CANCOM SE.........................................  3,759      166,016
    Carl Zeiss Meditec AG.............................  7,097      209,792
    CENIT AG..........................................  4,236       87,666
    CENTROTEC Sustainable AG..........................  4,859       66,808
    Cewe Stiftung & Co. KGAA..........................  2,229      118,449
    Comdirect Bank AG................................. 10,665      117,173
*   Commerzbank AG.................................... 84,791      689,052
    CompuGroup Medical AG.............................  4,683      188,341
*   Constantin Medien AG..............................    444          920
    Continental AG....................................  6,411    1,345,331

                                     1660

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
*   CropEnergies AG...................................   8,062 $   36,331
    CTS Eventim AG & Co. KGaA.........................   9,615    353,697
    Daimler AG........................................ 118,785  8,316,582
*   DEAG Deutsche Entertainment AG....................   5,236     18,267
    Delticom AG.......................................     285      5,600
    Deutsche Bank AG..................................  63,303  1,132,491
    Deutsche Boerse AG................................   9,564    816,121
*   Deutsche Lufthansa AG.............................  89,490  1,312,251
    Deutsche Post AG..................................  38,018    921,435
    Deutsche Telekom AG............................... 235,891  4,107,538
    Deutsche Telekom AG Sponsored ADR................. 104,159  1,814,450
*   Deutsche Wohnen AG................................  43,141  1,098,257
    Deutz AG..........................................  40,350    131,349
*   Dialog Semiconductor P.L.C........................  11,423    349,466
    DIC Asset AG......................................   8,443     82,037
    DMG Mori AG.......................................  13,507    539,995
    Dr Hoenle AG......................................     518     13,298
    Draegerwerk AG & Co. KGaA.........................     972     59,334
#   Drillisch AG......................................   9,662    397,544
    Duerr AG..........................................   5,414    366,606
    E.ON SE........................................... 238,089  2,439,653
    E.ON SE Sponsored ADR.............................   3,600     36,864
    Eckert & Ziegler AG...............................     831     16,461
    Elmos Semiconductor AG............................   3,059     46,609
    ElringKlinger AG..................................  10,967    277,390
*   Euromicron AG.....................................   1,356     10,204
*   Evotec AG.........................................   7,781     29,085
    Fielmann AG.......................................   4,315    325,575
*   First Sensor AG...................................     945     11,210
    Francotyp-Postalia Holding AG Class A.............   3,372     16,105
    Fraport AG Frankfurt Airport Services Worldwide...  12,475    756,629
    Freenet AG........................................  32,223  1,002,067
    Fresenius Medical Care AG & Co. KGaA..............  20,668  1,835,541
    Fresenius SE & Co. KGaA...........................  58,466  3,879,677
    Fuchs Petrolub SE.................................   4,941    174,881
    GEA Group AG......................................   5,538    232,336
    Gerresheimer AG...................................  12,028    854,586
    Gerry Weber International AG......................   5,150     68,852
    Gesco AG..........................................     578     42,706
    GFK SE............................................   2,790     84,745
    GFT Technologies SE...............................   4,170    124,882
    Grammer AG........................................   7,527    221,182
    Grenkeleasing AG..................................   1,294    249,004
*   H&R AG............................................   2,744     26,368
    Hamburger Hafen und Logistik AG...................  10,530    146,336
    Hannover Rueck SE.................................   2,963    311,849
    HeidelbergCement AG...............................  12,165    896,113
#*  Heidelberger Druckmaschinen AG....................  33,666     66,829
    Henkel AG & Co. KGaA..............................   3,035    279,856
    Highlight Communications AG.......................   2,399     14,700
    Hochtief AG.......................................   2,930    269,113
    Homag Group AG....................................     737     28,610
    Hornbach Baumarkt AG..............................     762     21,192

                                     1661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Hugo Boss AG......................................   5,937 $  472,838
    Indus Holding AG..................................   6,439    294,077
    Infineon Technologies AG..........................  66,375    888,193
    Infineon Technologies AG ADR......................  51,213    688,303
    Init Innovation In Traffic Systems AG.............   1,003     15,130
    Isra Vision AG....................................     823     53,889
    Jenoptik AG.......................................  15,465    208,453
    K+S AG............................................  48,091  1,016,669
    KION Group AG.....................................  22,236  1,097,712
    Kloeckner & Co. SE................................  35,324    306,144
*   Koenig & Bauer AG.................................   5,554    168,930
*   Kontron AG........................................  18,410     66,335
    Krones AG.........................................   4,409    475,347
    KSB AG............................................      38     14,776
#   KUKA AG...........................................   6,263    481,505
    KWS Saat SE.......................................     722    200,988
    Lanxess AG........................................  26,536  1,095,596
    LEG Immobilien AG.................................  10,111    820,733
    Leifheit AG.......................................     268     13,584
    Leoni AG..........................................  11,807    412,269
    Linde AG..........................................  15,298  2,081,677
    LPKF Laser & Electronics AG.......................   4,377     32,161
    MAN SE............................................   2,854    288,377
*   Manz AG...........................................     880     28,509
*   Medigene AG.......................................   2,880     24,352
    Merck KGaA........................................   4,695    408,806
    Metro AG..........................................  62,485  1,770,525
    MLP AG............................................  11,364     37,445
    MTU Aero Engines AG...............................  17,987  1,651,409
    Muenchener Rueckversicherungs-Gesellschaft AG.....   7,007  1,350,048
    MVV Energie AG....................................   1,519     36,131
    Nemetschek AG.....................................   4,409    202,373
    Nexus AG..........................................     982     18,603
*   Nordex SE.........................................  13,855    449,063
    Norma Group SE....................................   6,415    321,348
    OHB SE............................................   1,700     36,704
    Osram Licht AG....................................  21,021    938,518
    paragon AG........................................     720     23,379
*   Patrizia Immobilien AG............................   9,704    248,103
    Pfeiffer Vacuum Technology AG.....................   2,070    190,717
    PNE Wind AG.......................................  19,757     39,992
    ProSiebenSat.1 Media SE...........................  12,095    604,313
    Puma SE...........................................   1,031    208,450
*   PVA TePla AG......................................   1,103      3,613
*   QIAGEN NV.........................................  34,885    796,932
    QSC AG............................................  23,437     37,906
#   R Stahl AG........................................     845     27,656
    Rational AG.......................................     425    190,593
    Rheinmetall AG....................................  13,892    992,582
    RHOEN-KLINIKUM AG.................................   8,529    247,689
#   RIB Software AG...................................   3,584     38,134
    RTL Group SA......................................   2,061    166,937
    RWE AG............................................ 106,628  1,493,592

                                     1662

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ ------------
GERMANY -- (Continued)
    SAF-Holland SA.................................... 19,185 $    222,140
    Salzgitter AG..................................... 14,489      309,486
    SAP SE............................................ 11,432      910,958
#   SAP SE Sponsored ADR..............................  9,200      734,160
    Schaltbau Holding AG..............................  1,314       72,705
#*  SGL Carbon SE.....................................  7,545       77,052
    SHW AG............................................  2,328       56,310
    Siemens AG........................................ 43,047    4,126,044
    Sixt SE...........................................  5,937      275,663
*   SKW Stahl-Metallurgie Holding AG..................  1,468        6,233
#*  SMA Solar Technology AG...........................  4,385      216,496
*   SMT Scharf AG.....................................  1,160       11,247
    Software AG....................................... 15,798      534,468
    Stada Arzneimittel AG............................. 24,978      865,354
    STRATEC Biomedical AG.............................    978       57,427
#   Stroeer SE........................................  4,716      277,534
    Suedzucker AG..................................... 33,285      503,482
*   Suess MicroTec AG................................. 10,380      100,477
    Surteco SE........................................  1,373       29,678
    Symrise AG........................................ 11,992      777,672
    TAG Immobilien AG................................. 18,812      221,459
    Takkt AG.......................................... 13,209      245,284
*   Talanx AG......................................... 12,154      351,176
    Telefonica Deutschland Holding AG................. 33,885      168,073
    ThyssenKrupp AG...................................  5,941       91,796
*   Tom Tailor Holding AG.............................  3,636       17,679
*   Tomorrow Focus AG.................................  3,932       13,074
    United Internet AG................................ 16,617      859,987
    VERBIO Vereinigte BioEnergie AG...................  6,059       38,446
    Volkswagen AG.....................................  4,093      537,279
    Vonovia SE........................................ 21,309      649,474
*   Vossloh AG........................................  2,182      125,097
    VTG AG............................................  5,010      142,955
    Wacker Chemie AG..................................  5,631      412,167
    Wacker Neuson SE..................................  9,196      130,186
    Washtec AG........................................  1,256       37,253
*   Wincor Nixdorf AG.................................  7,817      396,370
    XING AG...........................................    656      125,646
    Zeal Network SE...................................  1,644       59,885
                                                              ------------
TOTAL GERMANY.........................................         101,705,370
                                                              ------------
GREECE -- (0.1%)
    Aegean Airlines SA................................  4,941       40,030
*   Alpha Bank AE.....................................  2,364        4,795
    Athens Water Supply & Sewage Co. SA (The).........  6,973       35,322
    Bank of Greece....................................  2,794       28,497
*   Ellaktor SA....................................... 21,206       27,364
    FF Group..........................................  3,954       62,108
*   Fourlis Holdings SA...............................  8,683       24,966
*   Frigoglass SAIC...................................  9,752       17,148
*   GEK Terna Holding Real Estate Construction SA..... 10,261       15,271
    Hellenic Exchanges--Athens Stock Exchange SA...... 18,545       90,895
*   Hellenic Petroleum SA............................. 16,443       69,454

                                     1663

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
GREECE -- (Continued)
    Hellenic Telecommunications Organization SA.......    24,316 $  211,717
*   Intralot SA-Integrated Lottery Systems & Services.    32,611     42,231
*   JUMBO SA..........................................    22,397    237,888
*   Marfin Investment Group Holdings SA...............   175,597     13,603
    Metka SA..........................................     9,244     69,995
    Motor Oil Hellas Corinth Refineries SA............    13,959    150,403
    Mytilineos Holdings SA............................    18,198     63,320
*   National Bank of Greece SA........................     2,447        676
    OPAP SA...........................................    17,826    132,139
*   Piraeus Bank SA...................................       575        115
    Piraeus Port Authority SA.........................     2,736     40,115
    Public Power Corp. SA.............................    13,423     51,105
    Terna Energy SA...................................     9,557     22,384
    Titan Cement Co. SA...............................    10,553    203,494
                                                                 ----------
TOTAL GREECE..........................................            1,655,035
                                                                 ----------
HONG KONG -- (2.2%)
    Agritrade Resources, Ltd..........................   340,000     65,702
    AIA Group, Ltd....................................   729,000  4,057,576
    Allied Group, Ltd.................................     4,000     17,260
*   Apac Resources, Ltd...............................   106,752        885
    APT Satellite Holdings, Ltd.......................   161,250    118,022
    Asia Financial Holdings, Ltd......................    32,000     11,595
    Asia Satellite Telecommunications Holdings, Ltd...    39,000     49,763
    Asia Standard International Group, Ltd............    80,000     12,650
#   ASM Pacific Technology, Ltd.......................    56,800    413,573
    Associated International Hotels, Ltd..............    38,000     97,629
    Aupu Group Holding Co., Ltd.......................   136,000     36,303
#   Bank of East Asia, Ltd. (The).....................   218,439    640,687
*   Bestway International Holdings, Ltd...............   210,000     19,339
#   BOC Hong Kong Holdings, Ltd.......................   334,500    892,649
    Bonjour Holdings, Ltd.............................   737,000     34,393
    Bright Smart Securities & Commodities Group, Ltd..   124,000     33,450
    Brightoil Petroleum Holdings, Ltd.................   567,000    168,544
*   Brockman Mining, Ltd..............................   896,780     12,801
*   Burwill Holdings, Ltd............................. 1,216,000     40,940
    Cafe de Coral Holdings, Ltd.......................    58,000    159,676
    Cathay Pacific Airways, Ltd.......................   348,000    549,235
    Chen Hsong Holdings...............................    66,000     13,987
    Cheuk Nang Holdings, Ltd..........................    21,211     13,099
    Cheung Kong Infrastructure Holdings, Ltd..........    23,000    216,474
    Cheung Kong Property Holdings, Ltd................   200,760  1,085,574
*   Cheung Wo International Holdings, Ltd.............   162,000     21,100
    Chevalier International Holdings, Ltd.............    34,349     50,340
*   China Energy Development Holdings, Ltd............ 3,908,000     53,356
*   China Environmental Energy Investment, Ltd........ 1,380,000     16,499
    China Metal International Holdings, Inc...........   190,000     52,568
#*  China Public Procurement, Ltd..................... 2,672,000     51,007
#*  China Smarter Energy Group Holdings, Ltd..........   304,000     35,131
*   China Star Entertainment, Ltd.....................    92,000      7,562
*   China Ting Group Holdings, Ltd....................   358,000     14,779
    Chinese Estates Holdings, Ltd.....................     6,500     14,854
#   Chow Sang Sang Holdings International, Ltd........   126,000    188,916

                                     1664

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
#   Chow Tai Fook Jewellery Group, Ltd................   195,200 $  113,791
    Chu Kong Shipping Enterprise Group Co., Ltd.......   180,000     50,319
    Chuang's Consortium International, Ltd............   280,000     32,289
    CITIC Telecom International Holdings, Ltd.........   531,000    184,024
    CK Hutchison Holdings, Ltd........................    96,760  1,210,869
    CK Life Sciences Int'l Holdings, Inc..............   908,000     71,896
    CLP Holdings, Ltd.................................    44,500    372,657
*   Convoy Financial Holdings, Ltd....................   330,000     13,961
*   CP Lotus Corp.....................................    80,000      1,670
*   Crocodile Garments................................   177,000     25,450
#   CW Group Holdings, Ltd............................    80,000     24,442
    Dah Sing Banking Group, Ltd.......................   145,596    230,010
    Dah Sing Financial Holdings, Ltd..................    65,900    308,914
    Emperor Capital Group, Ltd........................   633,000     50,701
    Emperor Entertainment Hotel, Ltd..................   215,000     38,399
#   Emperor International Holdings, Ltd...............   613,333     98,373
    Emperor Watch & Jewellery, Ltd.................... 1,360,000     27,582
#   Esprit Holdings, Ltd..............................   772,882    799,181
    Fairwood Holdings, Ltd............................    21,000     61,236
#   Far East Consortium International, Ltd............   664,968    213,721
    FIH Mobile, Ltd...................................   850,000    304,174
    First Pacific Co., Ltd............................   810,400    561,935
    First Shanghai Investments, Ltd...................   360,000     51,556
    Fountain SET Holdings, Ltd........................   320,000     33,969
    Future Bright Holdings, Ltd.......................   150,000     11,675
    G-Resources Group, Ltd............................ 8,248,800    194,373
    Galaxy Entertainment Group, Ltd...................   196,000    618,332
#*  GCL New Energy Holdings, Ltd......................   480,000     23,668
#   Genting Hong Kong, Ltd............................   281,000     96,074
    Get Nice Holdings, Ltd............................ 3,221,000    115,042
#   Giordano International, Ltd.......................   550,000    219,880
*   Global Brands Group Holding, Ltd.................. 2,456,000    373,934
    Glorious Sun Enterprises, Ltd.....................   170,000     21,988
    Gold Peak Industries Holdings, Ltd................   262,000     26,732
*   Goldin Financial Holdings, Ltd....................    24,000     25,870
    Guangnan Holdings, Ltd............................    54,000      6,170
#   Guotai Junan International Holdings, Ltd..........   570,000    151,261
    Haitong International Securities Group, Ltd.......   415,703    208,038
    Hang Lung Group, Ltd..............................   154,000    425,458
    Hang Lung Properties, Ltd.........................   197,000    364,920
    Hang Seng Bank, Ltd...............................    65,400  1,088,291
    Hanison Construction Holdings, Ltd................    91,472     12,855
    Hanny Holdings, Ltd............................... 1,850,000      9,152
*   Hao Tian Development Group, Ltd...................   613,800     24,096
#   Harbour Centre Development, Ltd...................    21,000     35,370
    Henderson Land Development Co., Ltd...............   101,029    551,622
*   Hi-Level Technology Holdings, Ltd.................    15,552        710
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   259,000    202,720
    HKR International, Ltd............................   376,000    159,153
    HKT Trust & HKT, Ltd..............................   523,000    689,347
    Hon Kwok Land Investment Co., Ltd.................    20,000      6,767
    Hong Kong & China Gas Co., Ltd....................   243,511    429,898
    Hong Kong Aircraft Engineering Co., Ltd...........    10,400     66,116

                                     1665

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    Hong Kong Exchanges and Clearing, Ltd.............    43,219 $961,135
    Hong Kong Ferry Holdings Co., Ltd.................    27,000   29,968
*   Hong Kong Television Network, Ltd. ADR............     3,847   11,856
    Hongkong & Shanghai Hotels (The)..................    87,307   87,715
    Hongkong Chinese, Ltd.............................   184,495   28,384
    Hopewell Holdings, Ltd............................   160,000  485,553
#   Hsin Chong Construction Group, Ltd................   876,000   78,345
    Hung Hing Printing Group, Ltd.....................    92,000   11,034
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   535,000  168,703
    Hysan Development Co., Ltd........................    53,000  206,385
*   I-CABLE Communications, Ltd.......................   374,000   20,448
*   Imagi International Holdings, Ltd................. 2,464,000   33,940
*   International Standard Resources Holdings, Ltd....   550,000    8,906
*   iOne Holdings, Ltd................................   480,000   11,963
    IPE Group, Ltd....................................   220,000   43,688
*   IRC, Ltd..........................................   420,533    7,379
    IT, Ltd...........................................   128,000   31,116
    ITC Corp., Ltd....................................   587,951   50,058
    Johnson Electric Holdings, Ltd....................   138,625  410,976
    K Wah International Holdings, Ltd.................   354,722  126,767
    Kerry Logistics Network, Ltd......................   168,750  233,578
    Kerry Properties, Ltd.............................   181,000  416,566
    Kingmaker Footwear Holdings, Ltd..................   186,000   45,039
#*  Kingston Financial Group, Ltd..................... 1,169,000  359,072
*   Ko Yo Chemical Group, Ltd.........................   688,000   35,872
    Kowloon Development Co., Ltd......................   141,000  114,972
    L'Occitane International SA.......................    97,750  170,998
#   Lai Sun Development Co., Ltd...................... 2,984,000   37,099
#   Li & Fung, Ltd.................................... 1,184,000  681,090
    Lifestyle International Holdings, Ltd.............   183,500  226,453
    Lippo China Resources, Ltd........................ 1,144,000   33,852
    Lisi Group Holdings, Ltd..........................   390,000   20,104
    Liu Chong Hing Investment, Ltd....................    86,000   94,003
#   Luk Fook Holdings International, Ltd..............   134,000  247,578
    Lung Kee Bermuda Holdings.........................    40,000   10,344
#*  Macau Legend Development, Ltd.....................   730,000   94,476
    Magnificent Hotel Investment, Ltd.................   500,000   11,380
    Man Wah Holdings, Ltd.............................   288,800  314,187
#*  Mason Financial Holdings, Ltd.....................   300,000   10,690
    Melco Crown Entertainment, Ltd. ADR...............    11,953  182,164
#   Melco International Development, Ltd..............   141,000  170,973
    MGM China Holdings, Ltd...........................    89,200  107,847
#*  Midland Holdings, Ltd.............................   166,666   55,551
    Ming Fai International Holdings, Ltd..............   107,000    9,812
#   Miramar Hotel & Investment........................    31,000   51,237
*   Mongolian Mining Corp............................. 1,658,500    7,953
    MTR Corp., Ltd....................................    95,620  434,156
    NagaCorp, Ltd.....................................   554,000  337,601
    National Electronic Hldgs.........................    30,800    3,549
*   Neo-Neon Holdings, Ltd............................   136,500   18,545
*   Neptune Group, Ltd................................ 1,010,000    8,631
    New World Development Co., Ltd....................   830,439  678,733
#   Newocean Energy Holdings, Ltd.....................   466,000  157,321

                                     1666

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
    Next Digital, Ltd.................................   124,000 $    6,838
    NWS Holdings, Ltd.................................   375,699    565,021
*   O Luxe Holdings, Ltd..............................   346,500      9,239
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................   340,000     23,965
    Orient Overseas International, Ltd................    84,000    312,913
    Oriental Watch Holdings...........................    96,400     11,630
*   Pacific Andes International Holdings, Ltd......... 1,128,607     21,177
#   Pacific Basin Shipping, Ltd.......................   837,000    152,821
    Pacific Textiles Holdings, Ltd....................   198,000    290,218
    Paliburg Holdings, Ltd............................    52,000     15,406
#   Paradise Entertainment, Ltd.......................   132,000     18,350
    PCCW, Ltd......................................... 1,117,511    671,786
*   Pearl Oriental Oil, Ltd...........................   638,000     27,148
    Perfect Shape PRC Holdings, Ltd...................    88,000     10,573
    Pico Far East Holdings, Ltd.......................   314,000     76,658
    Playmates Holdings, Ltd...........................    58,000     65,238
    Playmates Toys, Ltd...............................   332,000     76,747
*   PME Group, Ltd.................................... 1,470,000     26,894
    Polytec Asset Holdings, Ltd.......................   610,000     53,378
    Power Assets Holdings, Ltd........................    53,000    484,780
#   Prada SpA.........................................    47,700    142,675
#   Public Financial Holdings, Ltd....................    72,000     32,342
    PYI Corp., Ltd.................................... 1,406,000     21,590
    Regal Hotels International Holdings, Ltd..........   142,000     72,180
#   SA SA International Holdings, Ltd.................   253,036     68,767
    Samsonite International SA........................   310,200    802,054
    Sands China, Ltd..................................    66,000    230,091
    SAS Dragon Holdings, Ltd..........................   216,000     39,255
    SEA Holdings, Ltd.................................    72,000    141,447
    Shangri-La Asia, Ltd..............................   653,166    611,862
#   Shenwan Hongyuan HK, Ltd..........................   112,500     44,414
*   Shougang Concord Grand Group, Ltd.................   374,000     13,785
*   Shun Ho Technology Holdings, Ltd..................     8,250      2,604
    Shun Tak Holdings, Ltd............................   581,499    195,095
    Sing Tao News Corp., Ltd..........................    64,000      9,852
    Singamas Container Holdings, Ltd..................   524,000     48,803
    Sino Land Co., Ltd................................   237,820    306,768
    Sitoy Group Holdings, Ltd.........................   105,000     35,461
#   SJM Holdings, Ltd.................................   695,301    459,766
    SmarTone Telecommunications Holdings, Ltd.........   152,586    236,301
*   SOCAM Development, Ltd............................    88,444     48,820
*   Solartech International Hldgs, Ltd................   540,000     17,516
    Soundwill Holdings, Ltd...........................     6,000      6,815
*   South China Holdings Co., Ltd.....................   928,000     72,055
#   Stella International Holdings, Ltd................   141,000    338,315
    Stelux Holdings International, Ltd................    43,000      2,914
    Sun Hung Kai & Co., Ltd...........................   306,529    179,036
    Sun Hung Kai Properties, Ltd......................   121,588  1,315,203
    Swire Pacific, Ltd. Class A.......................    82,000    791,566
    Swire Pacific, Ltd. Class B.......................   102,500    182,169
    Swire Properties, Ltd.............................    49,600    128,737
*   Symphony Holdings, Ltd............................   320,000     31,478
    Tai Sang Land Development, Ltd....................    20,710     10,500

                                     1667

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
#   Tan Chong International, Ltd......................    24,000 $     7,415
    Tao Heung Holdings, Ltd...........................     2,000         513
#   Techtronic Industries Co., Ltd....................   312,500   1,193,781
    Television Broadcasts, Ltd........................   108,000     375,424
    Texwinca Holdings, Ltd............................   266,000     257,394
*   Titan Petrochemicals Group, Ltd...................   380,000          24
    Tradelink Electronic Commerce, Ltd................   144,000      29,965
    Transport International Holdings, Ltd.............    46,800     124,829
#   Trinity, Ltd......................................   416,000      49,597
*   TSC Group Holdings, Ltd...........................   199,000      30,960
#   Tsui Wah Holdings, Ltd............................   126,000      23,484
#*  United Laboratories International Holdings, Ltd.
      (The)...........................................   220,500      83,278
*   United Photovoltaics Group, Ltd...................   378,000      28,064
*   Up Energy Development Group, Ltd..................   524,000      25,446
*   Value Convergence Holdings, Ltd...................    64,000      13,079
#   Value Partners Group, Ltd.........................   249,000     226,521
*   Vanke Property Overseas, Ltd......................     2,000       1,368
    Varitronix International, Ltd.....................   113,000      80,220
    Victory City International Holdings, Ltd..........   637,284      58,404
    Vitasoy International Holdings, Ltd...............   172,000     325,228
    VST Holdings, Ltd.................................   291,600      52,825
    VTech Holdings, Ltd...............................    28,900     289,935
*   WH Group, Ltd..................................... 1,158,500     664,878
    Wharf Holdings, Ltd. (The)........................   114,000     531,266
    Wheelock & Co., Ltd...............................   117,000     447,931
*   Winfull Group Holdings, Ltd.......................   280,000       6,250
    Wing On Co. International, Ltd....................    32,000      92,536
#   Wing Tai Properties, Ltd..........................   102,000      55,449
#   Wynn Macau, Ltd...................................   159,200     172,793
    Xinyi Glass Holdings, Ltd.........................   760,000     385,059
    Yeebo International Holdings, Ltd.................   106,000      20,128
    YGM Trading, Ltd..................................    20,000      11,166
    Yue Yuen Industrial Holdings, Ltd.................   203,500     701,513
                                                                 -----------
TOTAL HONG KONG.......................................            44,432,033
                                                                 -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C...........................     6,244      16,954
*   Magyar Telekom Telecommunications P.L.C...........    74,888     103,378
*   Magyar Telekom Telecommunications P.L.C.
      Sponsored ADR...................................     4,178      28,411
    MOL Hungarian Oil & Gas P.L.C.....................     6,662     323,918
    OTP Bank P.L.C....................................    25,534     543,179
    Richter Gedeon Nyrt...............................    15,943     311,138
                                                                 -----------
TOTAL HUNGARY.........................................             1,326,978
                                                                 -----------
INDIA -- (2.1%)
    Aarti Industries..................................     7,537      55,175
    Aban Offshore, Ltd................................     7,592      21,449
    ABB India, Ltd....................................     1,905      27,379
    ACC, Ltd..........................................     6,260     114,671
    Adani Enterprises, Ltd............................    48,713      52,678
    Adani Ports & Special Economic Zone, Ltd..........    84,017     263,090
*   Adani Power, Ltd..................................   224,063      95,190

                                     1668

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
*   Adani Transmissions, Ltd..........................  48,713 $   26,451
    Aditya Birla Fashion & Retail.....................  73,294    240,039
    Aditya Birla Nuvo, Ltd............................  14,095    182,084
    Aegis Logistics, Ltd..............................  36,650     56,289
    AIA Engineering, Ltd..............................   3,923     47,543
    Ajanta Pharma, Ltd................................   3,425     64,939
    Akzo Nobel India, Ltd.............................     399      7,864
    Alembic Pharmaceuticals, Ltd......................   9,657     88,747
    Allahabad Bank....................................  40,781     32,373
    Allcargo Logistics, Ltd...........................   1,972      5,450
*   Alok Industries, Ltd..............................  90,000      6,884
    Alstom India, Ltd.................................   2,497     23,465
    Alstom T&D India, Ltd.............................   2,769     18,275
    Amara Raja Batteries, Ltd.........................  11,770    146,450
    Ambuja Cements, Ltd...............................  97,375    283,005
*   Amtek Auto, Ltd...................................  48,317     27,069
    Anant Raj, Ltd....................................  27,862     15,676
    Andhra Bank.......................................  42,383     32,706
    Apollo Hospitals Enterprise, Ltd..................  11,454    250,881
    Apollo Tyres, Ltd.................................  90,043    197,423
*   Arvind Infrastructure, Ltd........................   4,747      7,296
    Arvind, Ltd.......................................  57,700    278,928
    Ashok Leyland, Ltd................................ 209,639    278,790
    Ashoka Buildcon, Ltd..............................  18,131     51,824
    Asian Paints, Ltd.................................  15,640    201,842
    Atul, Ltd.........................................   3,454     74,071
    Aurobindo Pharma, Ltd............................. 106,747  1,325,130
    Axis Bank, Ltd....................................  95,600    581,643
    Bajaj Auto, Ltd...................................   3,566    124,388
    Bajaj Corp., Ltd..................................   2,421     13,726
    Bajaj Electricals, Ltd............................   4,500     12,115
    Bajaj Finance, Ltd................................   2,807    246,085
    Bajaj Finserv, Ltd................................   7,080    195,005
*   Bajaj Hindusthan Sugar, Ltd.......................  80,199     20,011
    Bajaj Holdings & Investment, Ltd..................   7,265    160,435
    Balkrishna Industries, Ltd........................   7,920     71,212
    Ballarpur Industries, Ltd.........................  70,689     16,592
    Balmer Lawrie & Co., Ltd..........................   2,289     19,545
*   Balrampur Chini Mills, Ltd........................  21,074     27,701
    Bank of Baroda....................................  52,985     98,241
    Bank of India.....................................  44,069     65,711
    Bank Of Maharashtra...............................  32,893     14,470
    BASF India, Ltd...................................     998     11,663
    Bata India, Ltd...................................  13,096     92,804
    BEML, Ltd.........................................   5,064     78,300
    Berger Paints India, Ltd..........................  53,120    207,729
*   BGR Energy Systems, Ltd...........................   2,982      5,047
    Bharat Electronics, Ltd...........................   9,711    176,620
    Bharat Forge, Ltd.................................  14,420    179,033
    Bharat Heavy Electricals, Ltd.....................  46,324     95,220
    Bharat Petroleum Corp., Ltd.......................  21,693    284,928
    Bharti Airtel, Ltd................................  72,132    312,850
    Biocon, Ltd.......................................  20,373    148,117

                                     1669

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
INDIA -- (Continued)
    Birla Corp., Ltd..................................  4,033 $ 22,849
    Blue Dart Express, Ltd............................    403   37,646
    Blue Star, Ltd....................................  2,257   12,368
    Bombay Dyeing & Manufacturing Co., Ltd............ 20,078   15,858
    Bosch, Ltd........................................    259   67,013
    Britannia Industries, Ltd.........................  2,752  109,542
    Cadila Healthcare, Ltd............................ 41,130  186,347
    Cairn India, Ltd.................................. 77,169  140,228
    Canara Bank....................................... 23,955   68,476
    Carborundum Universal, Ltd........................  4,300   10,996
*   Castex Technologies, Ltd.......................... 22,737    3,707
    CCL Products India, Ltd........................... 13,096   32,580
    Ceat, Ltd.........................................  7,440  104,352
    Central Bank Of India............................. 53,793   49,671
    Century Plyboards India, Ltd......................  6,288   14,080
    Century Textiles & Industries, Ltd................ 13,610  105,902
    CESC, Ltd......................................... 16,500  110,742
    Chambal Fertilizers and Chemicals, Ltd............ 50,908   43,286
*   Chennai Petroleum Corp., Ltd...................... 11,326   31,259
    Chennai Super Kings Cricket, Ltd.................. 65,357    2,166
    Cipla, Ltd........................................ 18,686  163,515
    City Union Bank, Ltd.............................. 34,156   40,116
    Clariant Chemicals India, Ltd.....................  2,206   23,409
    Colgate-Palmolive India, Ltd......................  9,498  120,612
    Container Corp. Of India, Ltd.....................  7,656  134,419
    Coromandel International, Ltd..................... 20,716   51,629
    Corp. Bank........................................ 47,980   27,633
    Cox & Kings, Ltd.................................. 30,427  103,404
    Credit Analysis & Research, Ltd...................    854   15,242
    CRISIL, Ltd.......................................    848   23,143
    Crompton Greaves, Ltd............................. 78,725  200,143
    Cummins India, Ltd................................  9,452  129,099
    Cyient, Ltd.......................................  4,225   27,364
    Dabur India, Ltd.................................. 30,848  115,010
    Dalmia Bharat, Ltd................................  1,105   11,871
*   DB Realty, Ltd.................................... 17,964   13,605
*   DCB Bank, Ltd..................................... 51,948   60,139
    Deepak Fertilisers & Petrochemicals Corp., Ltd....  3,118    6,855
    Delta Corp., Ltd.................................. 30,239   33,583
*   DEN Networks, Ltd.................................  8,119   10,061
    Dena Bank......................................... 73,169   39,049
    Dewan Housing Finance Corp., Ltd.................. 56,098  153,354
*   Dish TV India, Ltd................................ 76,802  104,132
    Dishman Pharmaceuticals & Chemicals, Ltd..........  7,157   35,204
    Divi's Laboratories, Ltd..........................  9,180  155,022
    DLF, Ltd.......................................... 47,483   68,324
    Dr Reddy's Laboratories, Ltd. ADR................. 12,143  545,585
    eClerx Services, Ltd..............................  2,108   43,409
    Edelweiss Financial Services, Ltd.................  6,232    4,822
    Eicher Motors, Ltd................................  2,071  510,050
    EID Parry India, Ltd.............................. 15,662   42,500
    EIH, Ltd.......................................... 28,044   48,006
    Emami, Ltd........................................  4,358   64,471

                                     1670

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Engineers India, Ltd..............................  19,629 $ 55,683
*   Eros International Media, Ltd.....................  10,555   26,422
    Escorts, Ltd......................................  17,824   35,840
    Essel Propack, Ltd................................   7,352   17,804
    Eveready Industries India, Ltd....................   7,591   27,977
    Exide Industries, Ltd.............................  63,662  113,598
    FAG Bearings India, Ltd...........................     224   12,985
    FDC, Ltd..........................................   3,431    9,892
    Federal Bank, Ltd................................. 315,748  215,841
    Finolex Cables, Ltd...............................  13,626   46,436
    Finolex Industries, Ltd...........................  15,310   72,204
*   Firstsource Solutions, Ltd........................  78,398   43,449
*   Fortis Healthcare, Ltd............................  40,536  107,411
*   Future Consumer Enterprise, Ltd................... 100,564   31,915
*   Future Lifestyle Fashions, Ltd....................      --       --
    Future Retail, Ltd................................  41,879   87,037
    GAIL India, Ltd...................................  33,718  183,922
    Gateway Distriparks, Ltd..........................  19,428   86,733
    Gati, Ltd.........................................   6,028   10,254
    GHCL, Ltd.........................................  19,423   34,450
    Glenmark Pharmaceuticals, Ltd.....................  11,592  134,020
*   Global Offshore Services, Ltd.....................   3,483   17,172
*   GMR Infrastructure, Ltd........................... 322,692   62,234
    Godfrey Phillips India, Ltd.......................   1,680   30,434
    Godrej Consumer Products, Ltd.....................   1,252   22,653
    Godrej Industries, Ltd............................  16,321   86,006
    Godrej Properties, Ltd............................  17,152   76,289
    Granules India, Ltd...............................  17,848   30,929
    Grasim Industries, Ltd............................   5,183  259,282
    Great Eastern Shipping Co., Ltd. (The)............  24,793  123,655
    Greaves Cotton, Ltd...............................  19,528   37,306
    Gruh Finance, Ltd.................................  10,568   41,231
    Gujarat Alkalies & Chemicals, Ltd.................   5,058   13,702
    Gujarat Fluorochemicals, Ltd......................   3,905   27,420
    Gujarat Gas, Ltd..................................   7,972   67,621
    Gujarat Mineral Development Corp., Ltd............  12,483   11,440
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................   2,664    3,260
*   Gujarat Pipavav Port, Ltd.........................  17,640   42,656
    Gujarat State Fertilizers & Chemicals, Ltd........  40,083   41,577
    Gujarat State Petronet, Ltd.......................  65,874  138,644
*   GVK Power & Infrastructure, Ltd...................  63,703    7,362
*   Hathway Cable & Datacom, Ltd......................   8,515    4,769
    Havells India, Ltd................................  29,435  129,635
*   HCL Infosystems, Ltd..............................  22,200   15,042
    HCL Technologies, Ltd.............................  34,608  444,314
    HDFC Bank, Ltd....................................  51,927  810,515
    HDFC Bank, Ltd. ADR...............................   2,000  120,660
*   HeidelbergCement India, Ltd.......................   7,778    8,088
    Hero MotoCorp, Ltd................................   3,652  138,464
*   Hexa Tradex, Ltd..................................   5,313    1,290
    Hexaware Technologies, Ltd........................  34,366  117,609
*   Himachal Futuristic Communications, Ltd........... 241,925   75,145
    Hindalco Industries, Ltd.......................... 223,861  234,127

                                     1671

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd................... 129,998 $   42,261
    Hindustan Petroleum Corp., Ltd....................  14,756    178,195
    Hindustan Unilever, Ltd...........................   4,577     55,355
    Honeywell Automation India, Ltd...................     588     75,209
*   Housing Development & Infrastructure, Ltd......... 110,205    120,711
    Housing Development Finance Corp., Ltd............  17,771    310,295
    HSIL, Ltd.........................................  13,542     54,991
    ICICI Bank, Ltd...................................  45,800    155,212
    ICICI Bank, Ltd. Sponsored ADR....................  88,280    587,062
    IDBI Bank, Ltd.................................... 117,600    102,280
    Idea Cellular, Ltd................................ 146,697    225,314
*   IDFC Bank, Ltd.................................... 142,144    110,465
    IDFC, Ltd......................................... 142,144     85,306
    IFCI, Ltd......................................... 169,690     56,710
*   IIFL Holdings, Ltd................................  60,428    187,437
*   India Cements, Ltd. (The).........................  65,357     91,143
    Indiabulls Housing Finance, Ltd...................  32,150    338,834
    Indian Bank.......................................  21,645     29,415
*   Indian Hotels Co., Ltd............................  66,755    110,603
    Indian Oil Corp., Ltd.............................  11,712     69,145
*   Indian Overseas Bank..............................  44,957     16,790
    Indoco Remedies, Ltd..............................   2,590     12,382
    Indraprastha Gas, Ltd.............................  10,376     85,937
    IndusInd Bank, Ltd................................  10,188    140,778
    Infosys, Ltd......................................  92,926  1,598,952
    Infosys, Ltd. Sponsored ADR.......................  11,240    201,308
    Ingersoll-Rand India, Ltd.........................   1,721     17,262
*   Intellect Design Arena, Ltd.......................  12,479     43,057
    Ipca Laboratories, Ltd............................   9,259     91,874
    IRB Infrastructure Developers, Ltd................  21,395     77,208
    ITC, Ltd..........................................  50,309    236,542
    Jagran Prakashan, Ltd.............................  14,570     35,353
    Jain Irrigation Systems, Ltd...................... 130,917    123,985
*   Jaiprakash Associates, Ltd........................ 294,915     38,324
    Jammu & Kashmir Bank, Ltd. (The)..................  85,852     91,035
*   Jaypee Infratech, Ltd.............................  64,208     10,213
    JB Chemicals & Pharmaceuticals, Ltd...............   7,549     29,771
    JBF Industries, Ltd...............................   4,529     15,023
    Jindal Poly Films, Ltd............................   3,631     27,717
    Jindal Saw, Ltd...................................  62,028     45,958
*   Jindal Steel & Power, Ltd.........................  79,009     75,304
    JK Cement, Ltd....................................   6,182     45,493
    JK Lakshmi Cement, Ltd............................   4,965     22,179
    JK Tyre & Industries, Ltd.........................  17,615     23,802
    JM Financial, Ltd.................................  70,734     41,276
    JSW Energy, Ltd................................... 118,798    135,399
    JSW Steel, Ltd....................................  32,589    512,338
    Jubilant Foodworks, Ltd...........................   3,004     56,549
    Jubilant Life Sciences, Ltd.......................  10,260     53,346
    Just Dial, Ltd....................................   1,095      9,871
    Jyothy Laboratories, Ltd..........................   3,882     16,396
    Kajaria Ceramics, Ltd.............................     392      5,642
    Kakinada Fertilizers, Ltd.........................  69,051      2,138

                                     1672

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Kalpataru Power Transmission, Ltd.................  14,040 $ 41,262
    Karnataka Bank, Ltd. (The)........................  33,495   49,027
    Karur Vysya Bank, Ltd. (The)......................  13,394   88,985
    Kaveri Seed Co., Ltd..............................   3,867   18,553
    KEC International, Ltd............................  22,398   40,779
*   Kesoram Industries, Ltd...........................   6,410    8,830
    Kolte-Patil Developers, Ltd.......................   4,030    6,310
    Kotak Mahindra Bank, Ltd..........................  65,068  658,048
    KPIT Technologies, Ltd............................  24,990   54,032
    KRBL, Ltd.........................................  14,914   53,467
    L&T Finance Holdings, Ltd......................... 137,729  119,147
    Lakshmi Machine Works, Ltd........................     692   36,390
    Lakshmi Vilas Bank, Ltd. (The)....................  14,735   20,374
    Larsen & Toubro, Ltd..............................  19,119  311,912
    LIC Housing Finance, Ltd..........................  63,876  452,833
    Lupin, Ltd........................................  12,300  310,722
*   Mahanagar Telephone Nigam, Ltd....................  64,508   18,263
    Maharashtra Seamless, Ltd.........................   6,338   13,888
    Mahindra & Mahindra Financial Services, Ltd.......  38,440  118,673
    Mahindra & Mahindra, Ltd..........................  48,494  883,933
    Mahindra & Mahindra, Ltd. GDR.....................  12,272  221,109
*   Mahindra CIE Automotive, Ltd......................  13,377   46,398
    Mahindra Lifespace Developers, Ltd................   3,460   23,554
    Manappuram Finance, Ltd........................... 137,230   58,370
*   Mangalore Refinery & Petrochemicals, Ltd..........  34,112   32,869
    Marico, Ltd.......................................  13,148   43,519
    Maruti Suzuki India, Ltd..........................   7,420  451,470
    MAX India, Ltd.(B1TJG95)..........................  26,905  145,833
    MAX India, Ltd.().................................  26,905   49,712
    Max Ventures & Industries, Ltd....................   5,381    5,622
    McLeod Russel India, Ltd..........................  16,505   37,932
    Merck, Ltd........................................   2,147   22,911
    MindTree, Ltd.....................................  15,524  337,873
    Monsanto India, Ltd...............................      98    3,303
    Motherson Sumi Systems, Ltd.......................  44,051  175,161
    Motilal Oswal Financial Services, Ltd.............   6,733   28,488
    Mphasis, Ltd......................................   5,725   38,792
    MRF, Ltd..........................................     486  256,379
    Muthoot Finance, Ltd..............................   6,741   19,033
    Natco Pharma, Ltd.................................  12,555   98,342
    National Aluminium Co., Ltd.......................  94,420   48,237
    Nava Bharat Ventures, Ltd.........................   1,957    4,523
    Navneet Education, Ltd............................  17,351   23,290
    NCC, Ltd.......................................... 121,616  116,908
    NHPC, Ltd......................................... 121,665   37,794
    NIIT Technologies, Ltd............................  12,245   99,376
*   NIIT, Ltd.........................................  17,885   22,770
    Nilkamal, Ltd.....................................   1,989   39,629
*   Nirvikara Paper Mills, Ltd........................     839      713
    NTPC, Ltd.........................................  43,244   90,859
    Oberoi Realty, Ltd................................  15,372   55,383
    Oil & Natural Gas Corp., Ltd......................  19,773   66,186
    Oil India, Ltd....................................  13,111   67,986

                                     1673

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    OMAXE, Ltd........................................  14,260 $ 28,438
    Oracle Financial Services Software, Ltd...........   2,808  151,470
    Orient Cement, Ltd................................   9,034   19,093
    Oriental Bank of Commerce.........................  23,491   39,069
    Page Industries, Ltd..............................     362   64,494
    PC Jeweller, Ltd..................................   6,284   39,068
    Peninsula Land, Ltd...............................  10,444    3,147
    Persistent Systems, Ltd...........................   7,632   75,450
    Petronet LNG, Ltd.................................  47,982  174,808
    Pfizer, Ltd.......................................   2,026   66,784
    Phoenix Mills, Ltd. (The).........................   5,631   24,863
    PI Industries, Ltd................................   2,250   21,455
    Pidilite Industries, Ltd..........................  11,464   96,467
*   Pipavav Defence & Offshore Engineering Co., Ltd...  25,205   27,345
    Polaris Consulting & Services, Ltd................  31,098   98,803
    Power Grid Corp. of India, Ltd....................  37,509   82,014
    Praj Industries, Ltd..............................  38,085   55,070
    Prestige Estates Projects, Ltd....................   5,299   14,514
    PTC India Financial Services, Ltd.................  51,751   26,676
    PTC India, Ltd....................................  75,922   72,579
*   Punj Lloyd, Ltd...................................  71,973   27,576
    Punjab National Bank..............................   9,075   12,240
    PVR, Ltd..........................................   3,383   38,242
    Radico Khaitan, Ltd...............................   6,715   11,395
    Rain Industries, Ltd..............................  12,419    6,564
    Rallis India, Ltd.................................  14,230   34,867
    Ramco Cements, Ltd. (The).........................  15,000   85,811
    Raymond, Ltd......................................  13,999   84,976
    Redington India, Ltd..............................  44,129   67,922
*   REI Agro, Ltd.....................................  71,019      634
    Relaxo Footwears, Ltd.............................   3,596   24,785
*   Reliance Communications, Ltd...................... 294,535  270,263
    Reliance Industries, Ltd..........................  39,118  600,338
    Reliance Industries, Ltd. GDR.....................   9,355  284,373
    Reliance Infrastructure, Ltd......................  18,343  128,145
    Reliance Power, Ltd............................... 123,191   92,305
    Repco Home Finance, Ltd...........................   5,419   51,441
    Rolta India, Ltd..................................  34,772   43,302
    Ruchi Soya Industries, Ltd........................  16,055    5,714
    Rural Electrification Corp., Ltd..................  13,757   39,180
    Sanofi India, Ltd.................................   1,238   77,338
*   Shipping Corp. of India, Ltd......................  48,621   59,249
    Shree Cement, Ltd.................................   1,212  191,995
    Shriram City Union Finance, Ltd...................     902   18,773
    Shriram Transport Finance Co., Ltd................   9,542  118,030
*   Shyam Century Ferrous, Ltd........................   6,288      561
    Siemens, Ltd......................................   1,769   26,560
    Sintex Industries, Ltd............................  99,586  116,737
    SJVN, Ltd.........................................  29,837   12,731
    SKF India, Ltd....................................   3,176   54,673
    Sobha, Ltd........................................  12,527   53,391
    Sonata Software, Ltd..............................  14,463   34,918
    South Indian Bank, Ltd. (The)..................... 282,917   77,623

                                     1674

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    SRF, Ltd..........................................   8,369 $144,205
    Star Ferro and Cement, Ltd........................   6,288   11,545
    State Bank of Bikaner & Jaipur....................   6,124   47,987
    State Bank of India...............................  63,980  170,679
    State Bank of India GDR...........................     226    6,094
    Sterlite Technologies, Ltd........................  45,756   59,274
*   Sun Pharma Advanced Research Co., Ltd.............   7,780   35,902
    Sun Pharmaceutical Industries, Ltd................  41,082  534,835
    Sun TV Network, Ltd...............................  28,173  158,221
    Sundram Fasteners, Ltd............................   4,488   10,305
    Supreme Industries, Ltd...........................  13,945  153,071
*   Suzlon Energy, Ltd................................ 268,067   81,648
    Syndicate Bank....................................  56,680   56,411
    Tamil Nadu Newsprint & Papers, Ltd................  12,488   46,067
    Tata Chemicals, Ltd...............................  27,797  145,782
    Tata Communications, Ltd..........................  12,550   74,449
    Tata Consultancy Services, Ltd....................  10,810  381,531
    Tata Elxsi, Ltd...................................   4,728  146,729
    Tata Global Beverages, Ltd........................ 113,462  213,032
*   Tata Motors, Ltd.................................. 134,041  672,425
    Tata Power Co., Ltd............................... 119,400  106,180
    Tata Steel, Ltd................................... 114,871  424,414
*   Tata Teleservices Maharashtra, Ltd................  65,868    6,588
    Tech Mahindra, Ltd................................  45,860  340,439
    Thermax, Ltd......................................   3,685   45,664
    Time Technoplast, Ltd.............................  16,187   12,779
*   Timken India, Ltd.................................   5,879   41,983
    Titagarh Wagons, Ltd..............................  15,510   32,083
    Titan Co., Ltd....................................   9,863   53,437
    Torrent Pharmaceuticals, Ltd......................   8,466  175,512
    Torrent Power, Ltd................................  19,842   69,229
    Transport Corp. of India, Ltd.....................   1,434    5,313
    Trent, Ltd........................................     655   15,002
    Triveni Turbine, Ltd..............................  34,817   51,524
    Tube Investments of India, Ltd....................  18,724  115,864
*   TV18 Broadcast, Ltd............................... 190,935  123,783
    TVS Motor Co., Ltd................................  34,636  150,517
    UCO Bank..........................................  79,300   43,177
    Uflex, Ltd........................................  15,054   38,498
    Ultratech Cement, Ltd.............................   4,462  187,263
    Unichem Laboratories, Ltd.........................   2,817    9,970
    Union Bank of India...............................  49,767   96,417
*   Unitech, Ltd...................................... 475,609   39,907
    United Breweries, Ltd.............................   4,407   50,423
    UPL, Ltd..........................................  74,807  485,939
    V-Guard Industries, Ltd...........................   1,328   17,655
    VA Tech Wabag, Ltd................................   2,988   26,059
    Vakrangee, Ltd....................................  37,386  100,709
    Vardhman Textiles, Ltd............................   4,278   50,036
    Vedanta, Ltd...................................... 133,851  143,969
    Vedanta, Ltd. ADR.................................  16,541   72,617
    Videocon Industries, Ltd..........................  32,482   54,358
    Vijaya Bank.......................................  34,615   15,990

                                     1675

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    VIP Industries, Ltd...............................    10,856 $    16,225
    Voltas, Ltd.......................................    27,567     117,188
    WABCO India, Ltd..................................       137      11,403
    Welspun Corp., Ltd................................    36,901      55,628
*   Welspun Enterprises, Ltd..........................     9,144       6,845
    Welspun India, Ltd................................     5,895      72,771
    Wipro, Ltd........................................    56,124     467,975
*   Wockhardt, Ltd....................................     9,139     173,056
    Yes Bank, Ltd.....................................    65,619     729,114
    Zee Entertainment Enterprises, Ltd................    10,458      65,085
    Zensar Technologies, Ltd..........................     4,461      59,429
                                                                 -----------
TOTAL INDIA...........................................            41,811,934
                                                                 -----------
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT.....................   836,600      48,885
    Adaro Energy Tbk PT............................... 6,360,800     245,596
    Adhi Karya Persero Tbk PT.........................   784,987     146,871
*   Agung Podomoro Land Tbk PT........................ 2,441,400      55,151
    AKR Corporindo Tbk PT.............................    66,400      35,647
    Alam Sutera Realty Tbk PT......................... 4,425,100     104,387
*   Aneka Tambang Persero Tbk PT...................... 2,494,720      60,111
    Arwana Citramulia Tbk PT..........................   232,600       8,235
    Asahimas Flat Glass Tbk PT........................    86,500      39,844
    Astra Agro Lestari Tbk PT.........................   160,600     200,881
    Astra International Tbk PT........................   953,900     453,529
*   Bakrie Telecom Tbk PT............................. 4,680,500      16,989
    Bank Bukopin Tbk.................................. 1,262,200      57,908
    Bank Central Asia Tbk PT..........................   256,000     245,463
    Bank Danamon Indonesia Tbk PT.....................   704,663     208,696
    Bank Mandiri Persero Tbk PT.......................   221,609     156,501
    Bank Negara Indonesia Persero Tbk PT..............   543,120     195,841
*   Bank Pan Indonesia Tbk PT......................... 1,316,000      65,766
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................   738,500      46,847
    Bank Permata Tbk PT...............................     1,500          73
    Bank Rakyat Indonesia Persero Tbk PT.............. 1,015,700     837,676
    Bank Tabungan Negara Persero Tbk PT............... 1,103,441     110,377
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    54,000       8,457
*   Bayan Resources Tbk PT............................    16,000       9,329
    Bekasi Fajar Industrial Estate Tbk PT............. 1,060,300      18,634
    Benakat Integra Tbk PT............................ 3,406,400      12,450
*   Berlian Laju Tanker Tbk PT........................   514,666          --
    BISI International Tbk PT.........................   468,500      43,523
    Bumi Serpong Damai Tbk PT......................... 1,679,200     213,777
    Charoen Pokphand Indonesia Tbk PT.................   659,000     162,313
    Ciputra Development Tbk PT........................ 2,801,873     261,098
    Ciputra Property Tbk PT...........................   444,600      11,624
    Ciputra Surya Tbk PT..............................   279,888      43,815
*   Citra Marga Nusaphala Persada Tbk PT..............   435,000      70,618
*   Darma Henwa Tbk PT................................ 3,062,000      12,003
*   Eagle High Plantations Tbk PT..................... 3,299,500      41,636
    Elnusa Tbk PT..................................... 1,814,900      30,630
*   Energi Mega Persada Tbk PT........................ 6,952,500      25,304
    Erajaya Swasembada Tbk PT.........................   382,200      14,692

                                     1676

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
INDONESIA -- (Continued)
*   Eureka Prima Jakarta Tbk PT.......................   764,400 $ 27,578
*   Exploitasi Energi Indonesia Tbk PT................ 1,212,500    4,402
    Gajah Tunggal Tbk PT..............................   689,200   25,467
    Global Mediacom Tbk PT............................ 2,061,500  120,606
    Gudang Garam Tbk PT...............................    22,300   95,089
*   Hanson International Tbk PT....................... 1,657,600   80,900
*   Harum Energy Tbk PT...............................   224,000   10,106
    Hexindo Adiperkasa Tbk PT.........................    75,000    6,577
    Holcim Indonesia Tbk PT...........................   435,500   28,688
    Indah Kiat Pulp & Paper Corp. Tbk PT..............   573,600   38,934
*   Indika Energy Tbk PT..............................   671,800    5,585
    Indo Tambangraya Megah Tbk PT.....................   141,800   50,052
    Indocement Tunggal Prakarsa Tbk PT................   121,500  175,791
    Indofood CBP Sukses Makmur Tbk PT.................    19,000   20,123
    Indofood Sukses Makmur Tbk PT..................... 1,242,500  565,361
*   Indosat Tbk PT....................................   176,750   70,428
*   Inovisi Infracom Tbk PT...........................     7,778       12
    Intiland Development Tbk PT....................... 1,745,200   59,918
*   Japfa Comfeed Indonesia Tbk PT.................... 1,488,900   80,006
    Jasa Marga Persero Tbk PT.........................   239,500  100,800
    Kalbe Farma Tbk PT................................ 2,130,000  208,268
    Kawasan Industri Jababeka Tbk PT.................. 5,906,873  101,332
*   Krakatau Steel Persero Tbk PT.....................   970,300   22,115
*   Lippo Cikarang Tbk PT.............................   220,300   97,603
    Lippo Karawaci Tbk PT............................. 3,788,750  291,468
*   Malindo Feedmill Tbk PT...........................   371,200   36,101
    Matahari Department Store Tbk PT..................    17,600   20,662
    Matahari Putra Prima Tbk PT.......................   267,600   32,802
    Mayora Indah Tbk PT...............................   124,833  245,302
    Medco Energi Internasional Tbk PT.................   367,100   18,957
    Media Nusantara Citra Tbk PT......................   613,000   53,626
*   Mitra Adiperkasa Tbk PT...........................   208,500   57,027
    MNC Investama Tbk PT.............................. 5,059,700   47,974
    Modernland Realty Tbk PT.......................... 2,774,000   85,834
*   Nirvana Development Tbk PT........................   911,900    6,653
*   Nusantara Infrastructure Tbk PT................... 3,043,000   18,214
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   313,000   11,238
    Pakuwon Jati Tbk PT............................... 3,888,700  128,114
    Pan Brothers Tbk PT............................... 1,291,500   39,932
*   Panin Financial Tbk PT............................ 5,154,600   58,370
    Pembangunan Perumahan Persero Tbk PT..............   475,000  135,302
    Perusahaan Gas Negara Persero Tbk.................   421,000   74,411
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT.......................................... 1,154,300  120,825
    Ramayana Lestari Sentosa Tbk PT................... 1,460,024   64,390
*   Resource Alam Indonesia Tbk PT....................    57,000    1,638
*   Sekawan Intipratama Tbk PT........................ 1,471,800    8,868
    Semen Indonesia Persero Tbk PT....................   282,400  229,201
    Sentul City Tbk PT................................ 9,187,800   37,697
    Sri Rejeki Isman Tbk PT........................... 3,898,800   75,919
*   Sugih Energy Tbk PT............................... 1,969,100   53,341
    Summarecon Agung Tbk PT........................... 3,131,000  333,814
    Surya Citra Media Tbk PT..........................   205,000   40,627
    Surya Semesta Internusa Tbk PT....................   812,400   38,586

                                     1677

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
INDONESIA -- (Continued)
    Tambang Batubara Bukit Asam Persero Tbk PT........   286,900 $    93,702
    Telekomunikasi Indonesia Persero Tbk PT...........    35,000       8,587
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     5,755     281,995
    Tempo Scan Pacific Tbk PT.........................   206,900      26,510
*   Tiga Pilar Sejahtera Food Tbk.....................   512,000      38,746
    Timah Persero Tbk PT.............................. 1,015,156      38,669
    Tiphone Mobile Indonesia Tbk PT...................   784,500      40,086
*   Tower Bersama Infrastructure Tbk PT...............   102,500      47,329
*   Trada Maritime Tbk PT.............................   441,000       1,603
*   Truba Alam Manunggal Engineering PT............... 2,841,000       1,031
    Tunas Baru Lampung Tbk PT.........................   326,500      12,275
    Tunas Ridean Tbk PT...............................   537,500      29,270
    Unilever Indonesia Tbk PT.........................    41,600     111,592
    United Tractors Tbk PT............................   243,324     310,984
*   Vale Indonesia Tbk PT.............................   716,800      76,464
*   Visi Media Asia Tbk PT............................ 1,219,300      23,592
    Waskita Karya Persero Tbk PT...................... 1,097,963     139,428
    Wijaya Karya Persero Tbk PT.......................    92,400      18,950
*   XL Axiata Tbk PT..................................   435,100     116,788
                                                                 -----------
TOTAL INDONESIA.......................................            10,101,412
                                                                 -----------
IRELAND -- (0.4%)
*   Bank of Ireland................................... 3,283,548   1,082,935
*   Bank of Ireland Sponsored ADR.....................     1,400      18,480
    C&C Group P.L.C...................................   106,987     416,263
    CRH P.L.C.........................................     1,971      52,280
    CRH P.L.C. Sponsored ADR..........................    56,586   1,523,295
    FBD Holdings P.L.C................................     6,284      43,965
    Glanbia P.L.C.....................................    27,365     519,535
    IFG Group P.L.C...................................    10,052      21,876
    Irish Continental Group P.L.C.....................    26,462     150,483
*   Kenmare Resources P.L.C...........................    77,286         587
    Kerry Group P.L.C. Class A........................    14,315   1,167,284
    Kingspan Group P.L.C..............................    50,428   1,298,546
    Paddy Power P.L.C.................................     6,548     977,952
    Smurfit Kappa Group P.L.C.........................    55,531   1,204,838
                                                                 -----------
TOTAL IRELAND.........................................             8,478,319
                                                                 -----------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd....................    44,678      18,564
    Africa Israel Properties, Ltd.....................     1,753      19,878
*   Airport City, Ltd.................................    13,886     123,431
*   Allot Communications, Ltd.........................       931       4,640
    Alrov Properties and Lodgings, Ltd................     2,406      47,929
    Amot Investments, Ltd.............................     8,416      27,144
*   AudioCodes, Ltd...................................     7,800      33,638
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................    10,744       7,372
    Azrieli Group, Ltd................................     2,009      70,903
    Bank Hapoalim BM..................................    68,569     318,493
*   Bank Leumi Le-Israel BM...........................    85,413     281,292
    Bayside Land Corp.................................       109      33,238
    Bezeq The Israeli Telecommunication Corp., Ltd....   265,698     572,781

                                     1678

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
ISRAEL -- (Continued)
    Blue Square Real Estate, Ltd......................     229 $  7,722
*   Cellcom Israel, Ltd...............................  11,167   73,032
*   Ceragon Networks, Ltd.............................   2,962    3,719
*   Clal Biotechnology Industries, Ltd................  14,222   11,102
*   Clal Insurance Enterprises Holdings, Ltd..........   6,662   73,740
*   Compugen, Ltd.....................................   2,287   10,412
    Delek Automotive Systems, Ltd.....................   8,604   76,257
    Delek Group, Ltd..................................     838  144,573
    Delta-Galil Industries, Ltd.......................   5,332  139,084
    Direct Insurance Financial Investments, Ltd.......   6,685   42,568
    El Al Israel Airlines............................. 108,280   73,311
    Elbit Systems, Ltd.(M3760D101)....................   1,800  154,314
    Elbit Systems, Ltd.(6308913)......................   2,679  229,233
    Electra, Ltd......................................     693   87,762
*   Equital, Ltd......................................     537    8,808
*   Evogene, Ltd......................................     952    6,302
*   EZchip Semiconductor, Ltd.(M4146Y108).............  10,756  272,557
*   EZchip Semiconductor, Ltd.(6554998)...............      23      585
    First International Bank Of Israel, Ltd...........  16,639  196,571
    Formula Systems 1985, Ltd.........................   1,997   50,839
    Fox Wizel, Ltd....................................   1,437   20,057
    Frutarom Industries, Ltd..........................   8,502  430,499
*   Gilat Satellite Networks, Ltd.....................   7,960   28,424
*   Hadera Paper, Ltd.................................     279    7,524
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  25,790   96,652
    Hilan, Ltd........................................     664    8,268
    IDI Insurance Co., Ltd............................   1,208   55,175
    Industrial Buildings Corp., Ltd...................   9,822    7,505
    Israel Chemicals, Ltd.............................  36,123  145,582
*   Israel Discount Bank, Ltd. Class A................ 260,709  428,785
    Ituran Location and Control, Ltd..................   3,383   60,555
*   Jerusalem Oil Exploration.........................   4,473  169,970
*   Kamada, Ltd.......................................   6,921   25,639
    Matrix IT, Ltd....................................  14,912   84,767
    Melisron, Ltd.....................................   2,429   77,060
*   Menorah Mivtachim Holdings, Ltd...................   6,823   52,215
    Migdal Insurance & Financial Holding, Ltd.........  92,558   60,647
    Mivtach Shamir Holdings, Ltd......................   1,032   18,694
    Mizrahi Tefahot Bank, Ltd.........................  21,400  240,234
*   Naphtha Israel Petroleum Corp., Ltd...............   6,735   30,516
    Neto ME Holdings, Ltd.............................     124    7,280
    NICE-Systems, Ltd. Sponsored ADR..................   7,239  438,177
*   Nova Measuring Instruments, Ltd...................   5,411   49,681
*   Oil Refineries, Ltd............................... 400,288  165,658
    Osem Investments, Ltd.............................   3,812   63,783
*   Partner Communications Co., Ltd...................  27,177  123,173
*   Partner Communications Co., Ltd. ADR..............   1,600    7,184
    Paz Oil Co., Ltd..................................   1,784  277,195
*   Phoenix Holdings, Ltd. (The)......................  20,145   41,702
    Plasson Industries, Ltd...........................     634   15,842
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................   1,225   53,304
    Sapiens International Corp. NV....................   3,081   30,736

                                     1679

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
ISRAEL -- (Continued)
    Shikun & Binui, Ltd...............................    59,172 $    92,150
*   Shufersal, Ltd....................................    21,302      67,500
    Strauss Group, Ltd................................     4,340      60,030
    Teva Pharmaceutical Industries, Ltd. Sponsored
      ADR.............................................    67,449   4,146,764
*   Tower Semiconductor, Ltd..........................     4,323      54,850
*   Union Bank of Israel..............................     4,714      14,405
                                                                 -----------
TOTAL ISRAEL..........................................            10,979,976
                                                                 -----------
ITALY -- (2.0%)
    A2A SpA...........................................   276,376     331,401
    ACEA SpA..........................................    11,829     175,820
    Alerion Cleanpower SpA............................     2,913       6,795
    Amplifon SpA......................................    20,340     170,516
    Anima Holding SpA.................................    22,993     169,069
    Ansaldo STS SpA...................................    24,656     263,522
*   Arnoldo Mondadori Editore SpA.....................    71,829      65,438
    Ascopiave SpA.....................................    15,279      36,560
    Assicurazioni Generali SpA........................   190,018   2,853,073
#   Astaldi SpA.......................................    22,586     113,799
    Atlantia SpA......................................    27,083     709,627
*   Autogrill SpA.....................................    24,680     209,757
    Azimut Holding SpA................................    17,346     365,247
*   Banca Carige SpA..................................    61,864      48,690
    Banca Generali SpA................................    11,534     314,585
    Banca IFIS SpA....................................     4,716     147,924
    Banca Mediolanum SpA..............................    36,154     241,260
*   Banca Monte dei Paschi di Siena SpA...............   302,599     219,643
    Banca Popolare dell'Emilia Romagna SC.............   133,569     800,841
*   Banca Popolare dell'Etruria e del Lazio SC........    52,566       6,224
    Banca Popolare di Milano Scarl.................... 1,133,505     930,606
    Banca Popolare di Sondrio SCARL...................   170,955     655,786
    Banca Profilo SpA.................................    61,003      15,273
    Banco di Desio e della Brianza SpA................    12,951      32,896
*   Banco Popolare SC.................................   100,512     936,215
    BasicNet SpA......................................     9,483      42,154
    Biesse SpA........................................     3,608      48,998
    Brembo SpA........................................     7,759     318,349
*   Brioschi Sviluppo Immobiliare SpA.................   129,433      10,426
    Brunello Cucinelli SpA............................       982      16,435
    Buzzi Unicem SpA..................................    26,107     395,627
    Cementir Holding SpA..............................    17,955      96,336
*   CIR-Compagnie Industriali Riunite SpA.............   143,454     138,402
    CNH Industrial NV.................................    48,834     304,659
    Credito Emiliano SpA..............................    25,381     169,862
*   Credito Valtellinese SC...........................   315,367     293,577
*   d'Amico International Shipping SA.................    69,418      36,493
    Danieli & C Officine Meccaniche SpA...............     4,275      82,935
    Datalogic SpA.....................................     3,555      59,885
    Davide Campari-Milano SpA.........................    56,414     494,880
    De' Longhi SpA....................................     9,056     216,647
    DiaSorin SpA......................................     4,723     248,583
    Ei Towers SpA.....................................     2,704     157,334
    Enel Green Power SpA..............................   428,218     839,284

                                     1680

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    Enel SpA.......................................... 163,323 $  670,552
    Engineering SpA...................................   1,791    114,030
    Eni SpA........................................... 231,731  3,362,909
    Eni SpA Sponsored ADR.............................  26,710    773,255
    ERG SpA...........................................  24,058    301,859
    Esprinet SpA......................................  11,424     92,990
*   Eurotech SpA......................................  11,463     16,927
    Falck Renewables SpA..............................  61,984     63,409
*   Ferrari NV........................................  17,952    711,791
    Fiat Chrysler Automobiles NV...................... 179,524  1,256,947
    FinecoBank Banca Fineco SpA.......................  30,388    236,172
*   Finmeccanica SpA.................................. 110,299  1,313,980
    FNM SpA...........................................  37,047     16,645
*   Geox SpA..........................................   8,258     32,014
*   Gruppo Editoriale L'Espresso SpA..................  33,656     30,926
    Hera SpA.......................................... 129,288    362,896
*   IMMSI SpA.........................................  84,673     31,495
    Industria Macchine Automatiche SpA................   3,521    172,134
*   Intek Group SpA...................................  98,399     32,787
    Interpump Group SpA...............................  17,064    217,165
    Intesa Sanpaolo SpA............................... 458,985  1,307,726
    Iren SpA.......................................... 108,074    159,649
    Italcementi SpA...................................  42,024    471,093
    Italmobiliare SpA.................................   2,248     84,937
*   Juventus Football Club SpA........................ 149,340     40,994
    La Doria SpA......................................   4,431     58,250
*   Landi Renzo SpA...................................   9,013      6,328
    Luxottica Group SpA...............................   8,362    522,695
    Luxottica Group SpA Sponsored ADR.................   2,300    141,542
*   Maire Tecnimont SpA...............................  24,395     58,533
    MARR SpA..........................................   4,985     95,566
    Mediaset SpA...................................... 170,153    571,191
    Mediobanca SpA.................................... 107,467    861,283
    Moleskine SpA.....................................  18,513     32,540
    Nice SpA..........................................   2,500      6,129
    Parmalat SpA...................................... 102,276    265,732
    Piaggio & C SpA...................................  31,537     66,298
    Prima Industrie SpA...............................   1,431     17,630
    Prysmian SpA......................................  45,328    932,629
*   RCS MediaGroup SpA................................  34,372     21,264
    Recordati SpA.....................................  19,414    481,179
    Reply SpA.........................................     882    115,858
*   Retelit SpA.......................................  46,396     26,050
    Sabaf SpA.........................................   1,349     15,152
    SAES Getters SpA..................................   2,892     38,942
*   Safilo Group SpA..................................   8,418     91,093
#*  Saipem SpA........................................  51,240     31,759
    Salini Impregilo SpA..............................  99,517    387,476
    Salvatore Ferragamo SpA...........................   6,735    152,334
*   Saras SpA......................................... 100,321    210,579
    SAVE SpA..........................................   1,963     26,757
*   Snai SpA..........................................   8,960      6,975
    Snam SpA..........................................  97,484    546,969

                                     1681

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
ITALY -- (Continued)
    Societa Cattolica di Assicurazioni SCRL...........    42,332 $   301,463
    Societa Iniziative Autostradali e Servizi SpA.....    24,963     236,830
*   Sogefi SpA........................................    11,540      21,582
    SOL SpA...........................................    10,344      82,148
*   Telecom Italia SpA................................ 1,585,426   1,764,554
*   Telecom Italia SpA Sponsored ADR..................    48,868     544,878
    Tenaris SA ADR....................................     8,006     166,845
    Terna Rete Elettrica Nazionale SpA................   183,955     985,812
*   Tiscali SpA.......................................   763,357      38,431
    Tod's SpA.........................................     1,023      80,962
    Trevi Finanziaria Industriale SpA.................    34,212      57,234
    UniCredit SpA.....................................   306,214   1,183,768
    Unione di Banche Italiane SpA.....................   216,180   1,013,008
    Unipol Gruppo Finanziario SpA.....................   161,151     660,286
    UnipolSai SpA.....................................   236,498     502,527
    Vittoria Assicurazioni SpA........................     8,898      88,395
*   Yoox Net-A-Porter Group SpA.......................     6,522     224,404
    Zignago Vetro SpA.................................     5,465      32,357
                                                                 -----------
TOTAL ITALY...........................................            39,440,932
                                                                 -----------
JAPAN -- (18.0%)
    77 Bank, Ltd. (The)...............................   104,000     482,754
    A&D Co., Ltd......................................     5,400      17,966
    ABC-Mart, Inc.....................................     3,400     185,064
    Accordia Golf Co., Ltd............................    26,100     241,485
    Achilles Corp.....................................    56,000      67,761
*   Acom Co., Ltd.....................................     9,900      44,987
    Adastria Co., Ltd.................................     6,440     387,215
    ADEKA Corp........................................    29,900     407,381
    Aderans Co., Ltd..................................     9,500      47,607
    Advan Co., Ltd....................................     7,000      66,975
    Advantest Corp....................................    32,200     299,647
    Advantest Corp. ADR...............................       596       5,483
    Aeon Co., Ltd.....................................   196,905   2,627,924
    Aeon Delight Co., Ltd.............................     5,400     178,044
#   Aeon Fantasy Co., Ltd.............................     3,700      70,738
    AEON Financial Service Co., Ltd...................     7,100     163,336
    Aeon Hokkaido Corp................................     2,500      11,156
    Aeon Mall Co., Ltd................................    12,280     187,680
    Ahresty Corp......................................     9,700      60,270
    Ai Holdings Corp..................................     8,200     200,305
    Aica Kogyo Co., Ltd...............................    12,200     232,666
    Aichi Bank, Ltd. (The)............................     2,700     129,488
    Aichi Corp........................................    11,300      75,571
    Aichi Steel Corp..................................    42,000     162,378
    Aichi Tokei Denki Co., Ltd........................     7,000      18,273
    Aida Engineering, Ltd.............................    17,000     154,909
    Ain Holdings, Inc.................................     8,800     399,858
    Air Water, Inc....................................    38,000     604,199
    Airport Facilities Co., Ltd.......................     7,400      35,856
    Aisan Industry Co., Ltd...........................    15,500     147,751
    Aisin Seiki Co., Ltd..............................    40,900   1,736,722
    Ajinomoto Co., Inc................................    18,000     428,114

                                     1682

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Akebono Brake Industry Co., Ltd...................  38,100 $   78,339
    Akita Bank, Ltd. (The)............................  63,000    186,744
    Alconix Corp......................................   4,200     50,596
    Alfresa Holdings Corp.............................   2,700     50,304
    Alinco, Inc.......................................   5,400     48,323
    Alpen Co., Ltd....................................   4,800     78,032
    Alpine Electronics, Inc...........................  15,000    170,955
    Alps Electric Co., Ltd............................  38,900    771,251
    Alps Logistics Co., Ltd...........................   2,200     23,609
    Altech Corp.......................................     300      5,286
    Amada Holdings Co., Ltd...........................  60,700    573,293
    Amano Corp........................................  18,800    248,033
    Amiyaki Tei Co., Ltd..............................   1,300     50,936
    Amuse, Inc........................................   1,100     47,688
    ANA Holdings, Inc.................................  51,000    149,687
    Anest Iwata Corp..................................  11,600     91,390
    Anritsu Corp......................................  43,300    268,315
    AOI Pro, Inc......................................   2,300     19,817
    AOKI Holdings, Inc................................  19,000    236,325
    Aomori Bank, Ltd. (The)...........................  69,000    204,539
    Aoyama Trading Co., Ltd...........................  10,500    417,957
    Aozora Bank, Ltd.................................. 156,000    522,524
    Arakawa Chemical Industries, Ltd..................   4,400     41,418
    Arata Corp........................................   2,000     38,698
    Arcland Sakamoto Co., Ltd.........................   5,400    114,056
    Arcs Co., Ltd.....................................   8,400    170,196
    Ardepro Co., Ltd..................................  41,800     40,824
    Ariake Japan Co., Ltd.............................   3,200    179,399
    Arisawa Manufacturing Co., Ltd....................   9,200     53,181
    Artnature, Inc....................................   4,200     31,822
    As One Corp.......................................   2,400     83,786
    Asahi Co., Ltd....................................   4,100     51,332
    Asahi Diamond Industrial Co., Ltd.................  14,400    142,729
    Asahi Glass Co., Ltd.............................. 155,000    945,074
    Asahi Group Holdings, Ltd.........................  12,200    391,581
    Asahi Holdings, Inc...............................   8,800    128,023
    Asahi Intecc Co., Ltd.............................   4,600    211,996
    Asahi Kasei Corp.................................. 319,000  2,072,661
    Asahi Kogyosha Co., Ltd...........................   6,000     21,850
    Asahi Organic Chemicals Industry Co., Ltd.........  16,000     28,211
    Asanuma Corp......................................  18,000     44,340
    Asax Co., Ltd.....................................     100      1,171
    Ashikaga Holdings Co., Ltd........................  43,900    148,224
    Ashimori Industry Co., Ltd........................  33,000     48,432
*   Asia Growth Capital, Ltd..........................  50,200     36,484
    Asia Pile Holdings Corp...........................   7,800     32,156
    Asics Corp........................................  17,400    323,035
    ASKA Pharmaceutical Co., Ltd......................   7,000     69,701
    ASKUL Corp........................................   2,300     74,169
    Astellas Pharma, Inc..............................  28,000    387,704
    Asunaro Aoki Construction Co., Ltd................   2,000     12,332
    Atom Corp.........................................   9,500     53,888
    Autobacs Seven Co., Ltd...........................  17,200    300,730

                                     1683

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
      Avex Group Holdings, Inc..........................  16,400 $  184,749
      Awa Bank, Ltd. (The)..............................  80,000    441,074
      Axell Corp........................................   2,500     20,894
      Axial Retailing, Inc..............................   3,600    115,826
      Azbil Corp........................................  11,400    264,463
      Bandai Namco Holdings, Inc........................  18,800    427,692
      Bando Chemical Industries, Ltd....................  28,000    111,015
      Bank of Iwate, Ltd. (The).........................   6,500    253,931
      Bank of Kochi, Ltd. (The).........................  13,000     13,444
      Bank of Kyoto, Ltd. (The).........................  89,000    690,408
      Bank of Nagoya, Ltd. (The)........................  59,000    204,464
      Bank of Okinawa, Ltd. (The).......................   5,200    185,928
      Bank of Saga, Ltd. (The)..........................  49,000    101,363
      Bank of the Ryukyus, Ltd..........................  11,700    150,864
      Bank of Yokohama, Ltd. (The)...................... 108,000    576,041
      Belc Co., Ltd.....................................   3,600    134,802
      Belluna Co., Ltd..................................  14,200     72,743
      Benefit One, Inc..................................   1,600     34,189
      Benesse Holdings, Inc.............................  15,800    441,839
      Best Denki Co., Ltd...............................  13,000     13,982
      Bic Camera, Inc...................................  29,300    263,626
      Biofermin Pharmaceutical Co., Ltd.................   1,100     35,881
      BML, Inc..........................................   4,000    122,617
      Bookoff Corp......................................   3,500     28,061
      BP Castrol KK.....................................   3,500     33,540
      Bridgestone Corp..................................  31,000  1,129,391
      Broadleaf Co., Ltd................................   7,800     72,153
      Broccoli Co., Ltd.................................  12,000     32,430
      BRONCO BILLY Co., Ltd.............................     800     18,246
      Brother Industries, Ltd...........................  70,500    712,448
      Bunka Shutter Co., Ltd............................  20,000    164,505
      C Uyemura & Co., Ltd..............................     600     23,780
      Calbee, Inc.......................................   7,900    328,298
      Calsonic Kansei Corp..............................  53,000    465,526
      Can Do Co., Ltd...................................   3,400     43,214
      Canon Electronics, Inc............................   6,900    100,272
      Canon Marketing Japan, Inc........................  17,800    321,493
      Canon, Inc........................................  39,900  1,114,903
      Canon, Inc. Sponsored ADR.........................   9,399    263,266
      Capcom Co., Ltd...................................  13,800    305,826
      Carlit Holdings Co., Ltd..........................     700      3,045
      Casio Computer Co., Ltd...........................  26,000    504,481
      Cawachi, Ltd......................................   4,800     80,816
      Central Glass Co., Ltd............................  70,000    375,759
      Central Japan Railway Co..........................   3,700    686,770
      Central Sports Co., Ltd...........................   2,500     48,887
      Century Tokyo Leasing Corp........................  16,700    618,361
      Chiba Bank, Ltd. (The)............................  55,000    340,219
      Chiba Kogyo Bank, Ltd. (The)......................  19,200     96,132
      Chino Corp........................................   1,000      8,719
      Chiyoda Co., Ltd..................................   2,800     77,936
      Chiyoda Integre Co., Ltd..........................   5,200    131,324
      Chori Co., Ltd....................................   3,500     44,955

                                     1684

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Chubu Electric Power Co., Inc.....................  35,600 $  457,227
    Chubu Shiryo Co., Ltd.............................   8,200     61,819
    Chuetsu Pulp & Paper Co., Ltd.....................  44,000     71,736
    Chugai Ro Co., Ltd................................  20,000     37,875
    Chugoku Bank, Ltd. (The)..........................  43,100    513,076
    Chugoku Electric Power Co., Inc. (The)............  15,000    199,982
    Chugoku Marine Paints, Ltd........................  19,000    132,327
    Chukyo Bank, Ltd. (The)...........................  21,000     37,801
    Chuo Spring Co., Ltd..............................   4,000      9,051
    Ci:z Holdings Co., Ltd............................   4,800     81,237
    Citizen Holdings Co., Ltd.........................  67,700    413,071
    CKD Corp..........................................  19,600    183,675
    Clarion Co., Ltd..................................  73,000    253,490
    Cleanup Corp......................................   5,800     34,586
    CMIC Holdings Co., Ltd............................   3,700     43,926
    CMK Corp..........................................  14,100     37,540
    Coca-Cola East Japan Co., Ltd.....................  16,018    258,484
    Coca-Cola West Co., Ltd...........................  20,700    456,692
    Cocokara fine, Inc................................   5,000    207,838
    COLOPL, Inc.......................................   5,300    102,415
    Colowide Co., Ltd.................................  11,100    155,232
    Computer Engineering & Consulting, Ltd............   6,400     66,812
    COMSYS Holdings Corp..............................  24,500    357,612
    CONEXIO Corp......................................   6,300     56,146
*   COOKPAD, Inc......................................   8,700    113,892
*   Cosmo Energy Holdings Co., Ltd....................  18,600    205,081
*   Cosmos Initia Co., Ltd............................   2,200      8,895
    Cosmos Pharmaceutical Corp........................     900    135,927
    Create SD Holdings Co., Ltd.......................   9,000    194,503
    Credit Saison Co., Ltd............................  33,500    629,857
    CROOZ, Inc........................................   1,200     25,756
    CTI Engineering Co., Ltd..........................   4,800     43,503
    CyberAgent, Inc...................................   4,500    212,343
    DA Consortium, Inc................................   5,100     27,129
    Dai Nippon Printing Co., Ltd......................  42,000    392,943
    Dai Nippon Toryo Co., Ltd.........................  43,000     82,735
    Dai-Dan Co., Ltd..................................   9,000     56,135
    Dai-ichi Life Insurance Co., Ltd. (The)...........  42,100    581,895
    Dai-ichi Seiko Co., Ltd...........................   3,500     42,304
    Daibiru Corp......................................  17,800    143,110
    Daicel Corp.......................................  75,000  1,103,331
    Daido Kogyo Co., Ltd..............................  11,553     19,943
    Daido Metal Co., Ltd..............................  14,000    113,861
    Daido Steel Co., Ltd.............................. 107,000    444,843
    Daidoh, Ltd.......................................   4,000     16,692
    Daifuku Co., Ltd..................................  22,700    379,034
    Daihatsu Diesel Manufacturing Co., Ltd............   3,000     17,378
    Daihatsu Motor Co., Ltd...........................  49,300    769,635
    Daihen Corp.......................................  31,000    163,416
    Daiho Corp........................................  26,000    122,921
    Daiichi Jitsugyo Co., Ltd.........................  12,000     53,091
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............   1,200     42,248
    Daiichi Sankyo Co., Ltd...........................  20,100    418,502

                                     1685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Daiichikosho Co., Ltd.............................  11,000 $  443,424
    Daiken Corp.......................................  20,000     48,304
    Daiken Medical Co., Ltd...........................   1,200      9,442
    Daiki Aluminium Industry Co., Ltd.................  10,000     24,932
    Daikin Industries, Ltd............................   7,000    472,965
    Daikoku Denki Co., Ltd............................   2,600     34,459
    Daikokutenbussan Co., Ltd.........................   1,800     64,193
    Daikyo, Inc....................................... 112,000    180,942
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  27,000    112,315
#   Daio Paper Corp...................................  30,000    267,362
    Daisan Bank, Ltd. (The)...........................  57,000     77,850
    Daiseki Co., Ltd..................................  11,600    179,956
    Daiseki Eco. Solution Co., Ltd....................   2,700     26,211
    Daishi Bank, Ltd. (The)...........................  85,000    323,252
*   Daishinku Corp....................................  13,000     21,722
    Daisyo Corp.......................................   1,500     18,564
    Daito Pharmaceutical Co., Ltd.....................   4,180    101,188
    Daito Trust Construction Co., Ltd.................   4,700    597,539
    Daiwa House Industry Co., Ltd.....................  46,000  1,298,723
    Daiwa Securities Group, Inc....................... 258,000  1,612,219
    Daiwabo Holdings Co., Ltd.........................  68,000    127,445
    DC Co., Ltd.......................................   3,800      9,784
    DCM Holdings Co., Ltd.............................  29,700    214,531
    Dena Co., Ltd.....................................  23,900    345,907
    Denka Co., Ltd.................................... 164,000    726,823
    Denso Corp........................................  16,200    698,673
    Dentsu, Inc.......................................   7,700    409,226
    Denyo Co., Ltd....................................   5,400     69,064
    Descente, Ltd.....................................  11,000    167,380
    DIC Corp.......................................... 222,000    572,071
    Disco Corp........................................   3,700    351,932
    DKS Co., Ltd......................................  21,000     62,890
    Don Quijote Holdings Co., Ltd.....................   6,400    216,736
    Doshisha Co., Ltd.................................     900     17,898
    Doutor Nichires Holdings Co., Ltd.................   8,000    121,885
    Dowa Holdings Co., Ltd............................ 100,000    678,205
    DTS Corp..........................................   5,100    106,012
    Dunlop Sports Co., Ltd............................   3,300     22,282
    Eagle Industry Co., Ltd...........................   8,000    135,508
    East Japan Railway Co.............................   8,700    799,685
    Ebara Corp........................................ 138,000    611,248
    Ebara Jitsugyo Co., Ltd...........................     900      9,629
    EDION Corp........................................  31,600    237,128
    Ehime Bank, Ltd. (The)............................  63,000    127,572
    Eidai Co., Ltd....................................   7,000     24,178
    Eighteenth Bank, Ltd. (The).......................  50,000    134,935
    Eiken Chemical Co., Ltd...........................   6,200    130,666
    Eizo Corp.........................................   5,800    138,281
    Elecom Co., Ltd...................................   7,400     90,767
    Electric Power Development Co., Ltd...............   5,400    182,191
    Elematec Corp.....................................   1,652     33,022
    en-japan, Inc.....................................   2,800     94,617
    Endo Lighting Corp................................   3,500     31,649

                                     1686

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Enplas Corp.......................................   4,800 $168,316
*   Enshu, Ltd........................................   3,000    2,107
    EPS Holdings, Inc.................................   9,600  104,614
    ES-CON JAPAN, Ltd.................................  16,900   31,611
    ESPEC Corp........................................   5,600   68,062
    Excel Co., Ltd....................................   5,400   65,558
    Exedy Corp........................................  11,600  270,972
    Ezaki Glico Co., Ltd..............................   9,500  519,265
    F-Tech, Inc.......................................   1,300   11,820
    F@N Communications, Inc...........................  10,300   65,251
    FALCO HOLDINGS Co., Ltd...........................     500    5,479
    FamilyMart Co., Ltd...............................   4,200  196,545
    Fancl Corp........................................  11,500  151,529
    FANUC Corp........................................   3,700  495,392
    Fast Retailing Co., Ltd...........................   1,500  485,019
    FCC Co., Ltd......................................  11,500  255,180
#*  FDK Corp..........................................  21,000   17,743
    Feed One Co., Ltd.................................  37,880   40,001
    Ferrotec Corp.....................................  13,000  140,424
    FIDEA Holdings Co., Ltd...........................  64,300  128,958
    Fields Corp.......................................   6,700  118,906
    Financial Products Group Co., Ltd.................  14,000  111,490
    FINDEX, Inc.......................................   4,200   31,235
    FJ Next Co., Ltd..................................   2,000    8,633
    Foster Electric Co., Ltd..........................   8,600  186,021
    FP Corp...........................................   6,400  233,444
    France Bed Holdings Co., Ltd......................   5,400   43,135
    FTGroup Co., Ltd..................................   3,000   16,818
    Fudo Tetra Corp...................................  68,700   75,340
    Fuji Co., Ltd.....................................   6,100  114,746
    Fuji Corp., Ltd...................................  11,200   66,682
    Fuji Electric Co., Ltd............................ 151,000  524,939
    Fuji Furukawa Engineering & Construction Co.,
      Ltd.............................................   1,000    2,479
    Fuji Heavy Industries, Ltd........................  20,900  855,288
    Fuji Kiko Co., Ltd................................   4,000   14,399
    Fuji Kyuko Co., Ltd...............................   9,000   92,457
    Fuji Media Holdings, Inc..........................  13,200  148,543
    Fuji Oil Co., Ltd.................................  13,700   33,576
    Fuji Oil Holdings, Inc............................  16,300  267,012
    Fuji Pharma Co., Ltd..............................   3,100   58,301
    Fuji Seal International, Inc......................   7,000  211,514
    Fuji Soft, Inc....................................   7,200  162,183
    Fujibo Holdings, Inc..............................  38,000   64,854
    Fujicco Co., Ltd..................................   4,000   74,389
    FUJIFILM Holdings Corp............................  15,300  591,159
    Fujikura Kasei Co., Ltd...........................   5,300   23,857
    Fujikura Rubber, Ltd..............................   7,500   32,943
    Fujikura, Ltd..................................... 114,000  558,419
    Fujimi, Inc.......................................   4,600   58,773
    Fujimori Kogyo Co., Ltd...........................   6,000  144,147
*   Fujisash Co., Ltd.................................  55,900   44,214
    Fujishoji Co., Ltd................................   1,500   13,048
    Fujitec Co., Ltd..................................  20,300  191,428

                                     1687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.............................   5,600 $   61,717
    Fujitsu General, Ltd..............................  18,000    242,041
    Fujitsu, Ltd...................................... 321,500  1,342,558
    FuKoKu Co., Ltd...................................   1,400     11,332
    Fukuda Corp.......................................  10,000     86,987
    Fukui Bank, Ltd. (The)............................  88,000    164,912
    Fukuoka Financial Group, Inc...................... 175,400    744,392
    Fukushima Bank, Ltd. (The)........................ 120,000     88,852
    Fukushima Industries Corp.........................   5,200    112,941
    Fukuyama Transporting Co., Ltd....................  47,000    231,458
    FULLCAST Holdings Co., Ltd........................   6,800     37,665
    Funai Soken Holdings, Inc.........................   4,440     56,307
    Furukawa Battery Co., Ltd. (The)..................   3,000     17,426
    Furukawa Co., Ltd.................................  73,000    129,583
    Furukawa Electric Co., Ltd........................ 257,000    528,783
    Furuno Electric Co., Ltd..........................   6,600     43,817
    Furusato Industries, Ltd..........................   1,500     22,437
    Furuya Metal Co., Ltd.............................     100      1,202
    Fuso Chemical Co., Ltd............................   3,000     41,501
    Fuso Pharmaceutical Industries, Ltd...............  14,000     31,723
    Futaba Industrial Co., Ltd........................  23,100     95,861
    Future Architect, Inc.............................   8,300     54,533
    Fuyo General Lease Co., Ltd.......................   6,400    314,626
    G-Tekt Corp.......................................   7,800     98,981
    Gakken Holdings Co., Ltd..........................  21,000     43,310
    GCA Savvian Corp..................................   5,700     52,278
    Gecoss Corp.......................................   7,400     57,499
    Genky Stores, Inc.................................   2,500     59,077
    Geo Holdings Corp.................................  12,700    196,269
    Giken, Ltd........................................   2,800     43,396
    GLOBERIDE, Inc....................................   2,800     35,931
    Glory, Ltd........................................  15,800    505,263
    GMO internet, Inc.................................  16,400    203,209
    GMO Payment Gateway, Inc..........................   3,800    197,562
    Godo Steel, Ltd...................................  57,000    107,730
    Goldcrest Co., Ltd................................   6,610    111,176
    Gree, Inc.........................................  46,300    204,157
    GS Yuasa Corp..................................... 130,000    454,483
    GSI Creos Corp....................................  29,000     34,714
    Gulliver International Co., Ltd...................  13,700    149,182
    Gun-Ei Chemical Industry Co., Ltd.................   5,000     12,863
#*  GungHo Online Entertainment, Inc..................  40,100    106,619
    Gunma Bank, Ltd. (The)............................ 101,000    559,235
    Gunze, Ltd........................................  58,000    163,150
    Gurunavi, Inc.....................................   5,600    112,962
    H-One Co., Ltd....................................   3,700     17,918
    H2O Retailing Corp................................  23,225    395,900
    Hachijuni Bank, Ltd. (The)........................ 106,000    592,742
    Hagihara Industries, Inc..........................     200      3,722
    Hakudo Co., Ltd...................................   2,800     28,269
    Hakuhodo DY Holdings, Inc.........................  42,700    455,044
    Hakuto Co., Ltd...................................   5,400     51,532
    Hamakyorex Co., Ltd...............................   5,400     92,915

                                     1688

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hamamatsu Photonics K.K...........................  11,000 $  273,332
    Hankyu Hanshin Holdings, Inc...................... 189,000  1,179,087
    Hanwa Co., Ltd....................................  53,000    222,520
    Happinet Corp.....................................   8,600     76,273
    Hard Off Corp. Co., Ltd...........................     700      8,868
    Harima Chemicals Group, Inc.......................     700      3,383
#   Harmonic Drive Systems, Inc.......................   3,100     62,874
    Haseko Corp.......................................  53,600    561,381
    Hazama Ando Corp..................................  56,620    275,924
    Heiwa Corp........................................  17,700    344,759
    Heiwa Real Estate Co., Ltd........................  10,600    109,794
    Heiwado Co., Ltd..................................   9,300    190,548
    HI-LEX Corp.......................................   4,200    115,988
    Hiday Hidaka Corp.................................   4,147    137,299
    Higashi-Nippon Bank, Ltd. (The)...................  64,000    182,263
    Hikari Tsushin, Inc...............................   4,000    264,046
    Hino Motors, Ltd..................................  18,000    204,268
    Hioki EE Corp.....................................   2,200     40,503
    Hiramatsu, Inc....................................   4,800     27,320
    Hirose Electric Co., Ltd..........................     700     79,546
    Hiroshima Bank, Ltd. (The)........................ 109,000    545,694
    Hiroshima Gas Co., Ltd............................  10,500     36,124
    HIS Co., Ltd......................................   4,800    142,473
    Hisamitsu Pharmaceutical Co., Inc.................     300     13,498
    Hitachi Capital Corp..............................  18,000    443,552
    Hitachi Chemical Co., Ltd.........................  23,400    411,392
    Hitachi Construction Machinery Co., Ltd...........  38,000    554,111
    Hitachi High-Technologies Corp....................  14,400    408,615
    Hitachi Koki Co., Ltd.............................  13,800     87,439
    Hitachi Kokusai Electric, Inc.....................  23,000    276,931
    Hitachi Metals, Ltd...............................  48,410    544,687
    Hitachi Transport System, Ltd.....................  13,800    224,862
    Hitachi Zosen Corp................................  52,300    266,276
    Hitachi, Ltd...................................... 546,000  2,698,346
    Hitachi, Ltd. ADR.................................  10,080    496,843
    Hochiki Corp......................................   8,900     75,549
    Hodogaya Chemical Co., Ltd........................  28,000     49,029
    Hogy Medical Co., Ltd.............................   2,700    133,410
*   Hokkaido Electric Power Co., Inc..................  32,800    305,604
    Hokkaido Gas Co., Ltd.............................   7,000     16,115
    Hokkan Holdings, Ltd..............................  15,000     37,881
    Hokko Chemical Industry Co., Ltd..................   7,000     21,459
    Hokkoku Bank, Ltd. (The)..........................  97,000    271,937
    Hokuetsu Bank, Ltd. (The).........................  53,000    104,267
    Hokuetsu Industries Co., Ltd......................   7,000     44,523
    Hokuetsu Kishu Paper Co., Ltd.....................  52,100    316,130
    Hokuhoku Financial Group, Inc..................... 315,000    584,294
    Hokuriku Electric Industry Co., Ltd...............  25,000     30,539
    Hokuriku Electric Power Co........................  21,200    300,014
    Hokuto Corp.......................................   5,300    101,605
    Honda Motor Co., Ltd.............................. 146,500  3,971,173
    Honda Motor Co., Ltd. Sponsored ADR...............  37,467  1,012,358
    Honeys Co., Ltd...................................   4,400     47,297

                                     1689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hoosiers Holdings.................................  11,900 $   52,007
    Horiba, Ltd.......................................   9,500    338,172
    Hoshizaki Electric Co., Ltd.......................   4,100    286,718
    Hosokawa Micron Corp..............................  12,000     55,988
    Howa Machinery, Ltd...............................   4,600     22,310
    Hoya Corp.........................................  16,300    629,217
    Hulic Co., Ltd....................................  12,200    105,197
    Hyakugo Bank, Ltd. (The)..........................  94,000    396,519
    Hyakujushi Bank, Ltd. (The).......................  98,000    317,063
    I-Net Corp........................................   3,300     31,103
#   Ibiden Co., Ltd...................................  40,300    567,688
    IBJ Leasing Co., Ltd..............................   8,400    161,007
    Ichibanya Co., Ltd................................     300     14,956
    Ichiken Co., Ltd..................................  11,000     35,543
    Ichikoh Industries, Ltd...........................  24,000     42,525
    Ichinen Holdings Co., Ltd.........................   5,400     47,686
    Ichiyoshi Securities Co., Ltd.....................  10,400     96,787
    Idec Corp.........................................   6,400     57,923
    Idemitsu Kosan Co., Ltd...........................  21,300    319,475
    Ihara Chemical Industry Co., Ltd..................  11,000    134,437
    IHI Corp.......................................... 447,000    955,170
    Iida Group Holdings Co., Ltd......................   8,816    157,166
    Iino Kaiun Kaisha, Ltd............................  31,100    114,987
    IJT Technology Holdings Co., Ltd..................   3,000      7,908
    Ikegami Tsushinki Co., Ltd........................  36,000     44,967
    Imasen Electric Industrial........................   6,800     66,086
    Imperial Hotel, Ltd...............................     600     11,711
    Inaba Denki Sangyo Co., Ltd.......................   8,800    274,465
    Inabata & Co., Ltd................................  13,200    126,726
    Inageya Co., Ltd..................................   5,200     54,578
    Ines Corp.........................................   8,100     78,079
    Infocom Corp......................................   4,900     65,310
    Information Services International-Dentsu, Ltd....   3,600     72,138
    Innotech Corp.....................................   9,600     39,841
    Intage Holdings, Inc..............................   3,800     45,472
    Internet Initiative Japan, Inc....................   9,300    175,911
    Inui Global Logistics Co., Ltd....................   1,800     14,283
    Iriso Electronics Co., Ltd........................   3,200    153,693
    Ise Chemicals Corp................................   3,000     13,630
    Iseki & Co., Ltd..................................  68,000     93,095
    Isetan Mitsukoshi Holdings, Ltd...................  17,400    220,958
*   Ishihara Sangyo Kaisha, Ltd....................... 139,000    104,883
    Isuzu Motors, Ltd................................. 111,800  1,132,863
    IT Holdings Corp..................................  25,500    562,707
    Ito En, Ltd.......................................   9,800    264,205
    ITOCHU Corp.......................................  59,900    704,000
    Itochu Enex Co., Ltd..............................  20,000    153,209
    Itochu Techno-Solutions Corp......................  11,200    181,869
    Itochu-Shokuhin Co., Ltd..........................   1,400     48,519
    Itoham Foods, Inc.................................  19,000    109,189
    Itoki Corp........................................  15,800    106,954
    IwaiCosmo Holdings, Inc...........................   7,200     77,663
    Iwasaki Electric Co., Ltd.........................  37,000     65,310

                                     1690

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Iwatani Corp......................................  73,000 $  375,698
    Iyo Bank, Ltd. (The)..............................  66,643    564,936
    Izumi Co., Ltd....................................   6,200    241,077
*   Izutsuya Co., Ltd.................................  71,000     32,044
    J Front Retailing Co., Ltd........................  59,800    824,778
    J Trust Co., Ltd..................................  17,700    124,822
    J-Oil Mills, Inc..................................  33,000     95,035
    Jaccs Co., Ltd....................................  55,000    185,495
    Jalux, Inc........................................     800     15,175
#   Jamco Corp........................................   2,000     45,969
*   Janome Sewing Machine Co., Ltd....................   5,100     28,208
#   Japan Airport Terminal Co., Ltd...................   7,200    288,831
    Japan Aviation Electronics Industry, Ltd..........  25,000    253,054
    Japan Cash Machine Co., Ltd.......................   4,500     37,380
#*  Japan Display, Inc................................ 120,400    278,562
    Japan Drilling Co., Ltd...........................   1,900     39,270
    Japan Exchange Group, Inc.........................  31,800    452,099
    Japan Material Co., Ltd...........................   1,900     36,373
    Japan Property Management Center Co., Ltd.........   2,900     32,520
    Japan Pulp & Paper Co., Ltd.......................  19,000     52,474
    Japan Radio Co., Ltd..............................  23,000     62,944
    Japan Securities Finance Co., Ltd.................  33,000    150,766
    Japan Steel Works, Ltd. (The).....................  97,000    309,671
    Japan Tobacco, Inc................................  30,000  1,174,912
    Japan Transcity Corp..............................  10,000     32,335
    Japan Wool Textile Co., Ltd. (The)................  25,000    175,151
    JBCC Holdings, Inc................................   2,800     16,046
    JCU Corp..........................................   2,100     67,900
    Jeol, Ltd.........................................  33,000    186,711
    JFE Holdings, Inc.................................  73,032    990,024
    JGC Corp..........................................  44,000    697,970
    Jin Co., Ltd......................................   3,200    137,437
    JK Holdings Co., Ltd..............................     700      2,829
    JMS Co., Ltd......................................   5,000     11,936
    Joban Kosan Co., Ltd..............................   9,000     11,425
    Joshin Denki Co., Ltd.............................  16,000    128,718
    Joyo Bank, Ltd. (The)............................. 159,000    645,729
    JP-Holdings, Inc..................................   7,700     20,015
    JSP Corp..........................................   4,400     85,317
    JSR Corp..........................................  37,000    537,325
    JTEKT Corp........................................  35,700    576,003
    Juki Corp.........................................  15,100    121,374
    Juroku Bank, Ltd. (The)........................... 122,000    437,768
    Justsystems Corp..................................   8,400     61,705
    JVC Kenwood Corp..................................  47,000    110,178
    JX Holdings, Inc.................................. 181,868    694,554
    K&O Energy Group, Inc.............................   3,800     48,692
    K's Holdings Corp.................................  11,780    401,237
    kabu.com Securities Co., Ltd......................  52,000    157,355
*   Kadokawa Dwango...................................   4,443     65,800
    Kaga Electronics Co., Ltd.........................   8,000    100,116
    Kagome Co., Ltd...................................   4,500     77,725
    Kajima Corp.......................................   8,000     45,254

                                     1691

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kakaku.com, Inc...................................  17,700 $  343,398
    Kaken Pharmaceutical Co., Ltd.....................   6,000    396,315
    Kakiyasu Honten Co., Ltd..........................   1,200     19,626
    Kameda Seika Co., Ltd.............................   2,500    104,116
    Kamei Corp........................................  10,900    101,755
    Kamigumi Co., Ltd.................................  56,000    504,673
    Kanagawa Chuo Kotsu Co., Ltd......................   7,000     42,261
    Kanamoto Co., Ltd.................................  10,000    244,700
    Kandenko Co., Ltd.................................  31,000    188,927
    Kaneka Corp.......................................  74,000    708,202
    Kanematsu Corp.................................... 158,000    251,676
*   Kansai Electric Power Co., Inc. (The).............  35,700    388,084
    Kansai Paint Co., Ltd.............................  27,000    377,229
    Kansai Urban Banking Corp.........................  11,500    120,223
    Kanto Denka Kogyo Co., Ltd........................  12,000     92,534
    Kao Corp..........................................  13,800    740,582
*   Kappa Create Co., Ltd.............................   2,900     29,434
    Kasai Kogyo Co., Ltd..............................   9,600    125,543
    Kato Sangyo Co., Ltd..............................   8,100    201,128
    Kato Works Co., Ltd...............................  21,000     78,541
    KAWADA TECHNOLOGIES, Inc..........................   1,200     35,457
    Kawai Musical Instruments Manufacturing Co., Ltd..   4,300     73,382
    Kawasaki Heavy Industries, Ltd.................... 150,000    464,471
    Kawasaki Kisen Kaisha, Ltd........................ 330,000    592,428
    Kawasumi Laboratories, Inc........................   1,000      8,554
    KDDI Corp.........................................  65,400  1,656,098
    Keihan Electric Railway Co., Ltd.................. 126,000    790,317
    Keihanshin Building Co., Ltd......................  12,700     68,209
    Keihin Co., Ltd...................................  29,000     40,853
    Keihin Corp.......................................  15,900    250,415
    Keikyu Corp.......................................  23,000    190,609
    Keio Corp.........................................  30,000    266,619
    Keisei Electric Railway Co., Ltd..................  32,000    425,413
    Keiyo Bank, Ltd. (The)............................  87,000    377,109
    Keiyo Co., Ltd....................................   3,500     14,764
    Kenedix, Inc......................................  53,600    217,778
    Kewpie Corp.......................................  17,800    389,394
    KEY Coffee, Inc...................................   4,400     70,771
    Keyence Corp......................................     452    213,292
*   KI Holdings Co., Ltd..............................   2,000      6,798
    Kikkoman Corp.....................................  13,000    433,342
    Kimoto Co., Ltd...................................   9,200     17,649
    Kinden Corp.......................................  29,000    359,631
*   Kintetsu Department Store Co., Ltd................   3,000      7,993
    Kintetsu Group Holdings Co., Ltd..................  86,000    354,629
    Kintetsu World Express, Inc.......................  12,000    196,457
    Kinugawa Rubber Industrial Co., Ltd...............  17,000     89,086
    Kirin Holdings Co., Ltd...........................  83,740  1,189,196
    Kita-Nippon Bank, Ltd. (The)......................   2,100     55,361
    Kitagawa Iron Works Co., Ltd......................  44,000     82,156
    Kitano Construction Corp..........................  11,000     27,203
    Kito Corp.........................................   5,400     43,914
    Kitz Corp.........................................  24,900    111,433

                                     1692

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The).............................  26,200 $  337,602
*   KLab, Inc.........................................   4,100     25,450
*   KNT-CT Holdings Co., Ltd..........................  29,000     49,972
    Koa Corp..........................................  10,500     81,685
    Koatsu Gas Kogyo Co., Ltd.........................   8,000     39,443
    Kobayashi Pharmaceutical Co., Ltd.................   2,600    221,537
    Kobe Bussan Co., Ltd..............................     800     18,918
    Kobe Steel, Ltd................................... 475,000    461,584
    Kohnan Shoji Co., Ltd.............................  11,700    168,380
    Kohsoku Corp......................................   2,200     18,087
    Koito Manufacturing Co., Ltd......................  19,000    880,335
*   Kojima Co., Ltd...................................   8,800     20,154
    Kokusai Co., Ltd..................................   3,100     39,090
    Kokuyo Co., Ltd...................................  32,000    343,460
    KOMAIHALTEC, Inc..................................  12,000     23,191
    Komatsu Wall Industry Co., Ltd....................   3,200     49,668
    Komatsu, Ltd......................................  68,100  1,018,211
    Komehyo Co., Ltd..................................   3,500     52,574
    Komeri Co., Ltd...................................  12,800    254,194
    Konaka Co., Ltd...................................   7,400     38,003
    Konami Holdings Corp..............................  14,600    338,086
    Kondotec, Inc.....................................   4,500     28,166
    Konica Minolta, Inc...............................  82,100    692,019
    Konishi Co., Ltd..................................   6,200    125,053
    Konoike Transport Co., Ltd........................   7,300     90,860
    Kose Corp.........................................   2,600    241,669
    Kosei Securities Co., Ltd.........................   9,000     12,354
    Koshidaka Holdings Co., Ltd.......................   2,200     40,095
    Kotobuki Spirits Co., Ltd.........................     500     22,915
    Krosaki Harima Corp...............................  29,000     61,450
    KRS Corp..........................................   2,700     58,015
    Kubota Corp.......................................  19,000    280,820
    Kubota Corp. Sponsored ADR........................   4,000    294,400
    Kumagai Gumi Co., Ltd............................. 108,000    319,308
    Kumiai Chemical Industry Co., Ltd.................   7,900     86,787
    Kura Corp.........................................   4,200    177,032
    Kurabo Industries, Ltd............................  69,000    117,860
    Kuraray Co., Ltd..................................  31,900    384,785
    Kureha Corp.......................................  60,000    211,978
    Kurimoto, Ltd.....................................  51,000     91,503
    Kurita Water Industries, Ltd......................  22,000    467,921
    Kuriyama Holdings Corp............................     900     11,095
    Kuroda Electric Co., Ltd..........................   9,700    156,734
    Kusuri No Aoki Co., Ltd...........................   3,600    155,482
    KYB Corp..........................................  74,000    213,416
    Kyocera Corp......................................   9,300    387,804
    Kyocera Corp. Sponsored ADR.......................   6,742    269,343
    Kyodo Printing Co., Ltd...........................  22,000     58,012
    Kyoei Steel, Ltd..................................   6,600    114,959
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  11,000    108,557
    Kyokuto Securities Co., Ltd.......................   6,600     75,673
    Kyokuyo Co., Ltd..................................  24,000     54,465
    KYORIN Holdings, Inc..............................   8,000    148,117

                                     1693

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kyoritsu Maintenance Co., Ltd.....................   3,960 $  298,358
    Kyoritsu Printing Co., Ltd........................   3,500      8,729
    Kyosan Electric Manufacturing Co., Ltd............  12,000     33,996
    Kyoto Kimono Yuzen Co., Ltd.......................   1,900     13,624
    Kyowa Exeo Corp...................................  30,500    313,907
    Kyowa Hakko Kirin Co., Ltd........................   5,000     72,485
    Kyowa Leather Cloth Co., Ltd......................   2,000     14,561
    Kyudenko Corp.....................................  15,000    299,047
*   Kyushu Electric Power Co., Inc....................  19,000    205,322
*   Kyushu Financial Group, Inc.......................  99,050    617,838
    LAC Co., Ltd......................................   3,800     46,925
    Lasertec Corp.....................................   7,500     71,496
    Lawson, Inc.......................................   3,500    276,347
    LEC, Inc..........................................   1,400     15,346
*   Leopalace21 Corp..................................  71,100    393,794
    Life Corp.........................................   7,400    163,593
    Lintec Corp.......................................  13,800    279,885
    Lion Corp.........................................  36,000    334,626
    LIXIL Group Corp..................................  37,700    795,664
    Look, Inc.........................................   8,000     10,244
    M3, Inc...........................................   8,600    197,245
*   Macnica Fuji Electronics Holdings, Inc............  12,250    151,051
    Maeda Corp........................................  47,000    290,345
    Maeda Kosen Co., Ltd..............................   4,900     46,888
    Maeda Road Construction Co., Ltd..................  18,000    281,525
    Makino Milling Machine Co., Ltd...................  33,000    217,109
    Makita Corp.......................................   7,500    422,150
    Makita Corp. Sponsored ADR........................   5,012    280,146
    Mamezou Holdings Co., Ltd.........................   6,100     34,693
    Mamiya-Op Co., Ltd................................   8,000     11,405
    Mandom Corp.......................................   3,000    123,277
    Mani, Inc.........................................   2,400     38,324
    Marubeni Corp..................................... 218,800  1,046,494
    Marubun Corp......................................   4,300     29,399
    Marudai Food Co., Ltd.............................  38,000    142,176
#*  Maruei Department Store Co., Ltd..................   5,000      4,010
    Marufuji Sheet Piling Co., Ltd....................   3,000      6,102
    Maruha Nichiro Corp...............................   8,500    161,729
    Maruka Machinery Co., Ltd.........................   2,500     30,761
    Marusan Securities Co., Ltd.......................   5,900     59,818
    Maruwa Co., Ltd...................................   3,400     73,978
    Maruyama Manufacturing Co., Inc...................  14,000     21,856
*   Maruzen CHI Holdings Co., Ltd.....................   3,700     10,240
    Maruzen Showa Unyu Co., Ltd.......................  13,000     45,397
    Marvelous, Inc....................................   6,100     44,154
    Matsuda Sangyo Co., Ltd...........................   5,700     66,840
    Matsui Construction Co., Ltd......................   7,200     40,248
    Matsui Securities Co., Ltd........................   8,000     69,235
    Matsumotokiyoshi Holdings Co., Ltd................   9,800    458,624
    Matsuya Co., Ltd..................................   5,100     40,529
    Matsuya Foods Co., Ltd............................   3,000     71,395
    Max Co., Ltd......................................  12,000    120,353
    Maxvalu Tokai Co., Ltd............................   1,600     24,625

                                     1694

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Mazda Motor Corp..................................  92,500 $1,683,289
*   McDonald's Holdings Co. Japan, Ltd................   1,300     25,640
    MEC Co., Ltd......................................   6,900     43,945
    Medical System Network Co., Ltd...................  10,600     49,772
    Medipal Holdings Corp.............................  19,400    314,662
#   Megachips Corp....................................   8,700     75,653
    Megmilk Snow Brand Co., Ltd.......................  15,400    402,099
    Meidensha Corp....................................  71,000    275,308
    MEIJI Holdings Co., Ltd...........................   9,774    820,410
    Meiji Shipping Co., Ltd...........................   7,600     26,487
    Meiko Network Japan Co., Ltd......................   2,000     18,701
    Meisei Industrial Co., Ltd........................  14,100     52,624
    Meitec Corp.......................................   3,700    124,719
    Meiwa Corp........................................   3,900     12,697
    Meiwa Estate Co., Ltd.............................   2,200      9,367
    Melco Holdings, Inc...............................   1,100     19,262
    Message Co., Ltd..................................   5,200    150,786
    Michinoku Bank, Ltd. (The)........................  51,000     83,789
    Micronics Japan Co., Ltd..........................  13,300    125,079
    Mie Bank, Ltd. (The)..............................  27,000     52,941
    Mikuni Corp.......................................   7,500     24,347
    Milbon Co., Ltd...................................   1,696     61,592
    Mimasu Semiconductor Industry Co., Ltd............   5,200     45,249
    Minato Bank, Ltd. (The)...........................  54,000     88,907
    Minebea Co., Ltd..................................  68,000    532,895
    Ministop Co., Ltd.................................   6,400    113,406
    Miraca Holdings, Inc..............................  10,700    441,582
    Mirait Holdings Corp..............................  21,780    169,667
    Miroku Jyoho Service Co., Ltd.....................     600      4,383
    Misawa Homes Co., Ltd.............................  10,500     72,790
    MISUMI Group, Inc.................................  19,500    238,469
    Mitani Corp.......................................   3,700     93,886
    Mitani Sekisan Co., Ltd...........................   1,200     15,331
    Mito Securities Co., Ltd..........................  14,700     49,869
    Mitsuba Corp......................................  14,800    205,287
    Mitsubishi Chemical Holdings Corp................. 373,000  2,080,312
    Mitsubishi Corp...................................  54,700    876,837
    Mitsubishi Electric Corp.......................... 143,000  1,327,195
    Mitsubishi Estate Co., Ltd........................  18,000    356,340
    Mitsubishi Gas Chemical Co., Inc..................  89,000    425,389
    Mitsubishi Heavy Industries, Ltd.................. 321,500  1,263,557
    Mitsubishi Kakoki Kaisha, Ltd.....................  35,000     62,264
    Mitsubishi Logistics Corp.........................  19,000    260,528
    Mitsubishi Materials Corp......................... 282,000    869,857
    Mitsubishi Motors Corp............................ 113,300    914,962
    Mitsubishi Nichiyu Forklift Co., Ltd..............  15,800     62,964
*   Mitsubishi Paper Mills, Ltd....................... 113,000     78,013
    Mitsubishi Pencil Co., Ltd........................   3,400    156,435
    Mitsubishi Research Institute, Inc................   2,200     65,705
    Mitsubishi Shokuhin Co., Ltd......................   2,800     65,989
    Mitsubishi Steel Manufacturing Co., Ltd...........  49,000     86,172
    Mitsubishi Tanabe Pharma Corp.....................  13,000    213,614
    Mitsubishi UFJ Financial Group, Inc............... 359,200  1,841,940

                                     1695

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Mitsubishi UFJ Financial Group, Inc. Sponsored
      ADR.............................................   398,245 $2,019,102
    Mitsubishi UFJ Lease & Finance Co., Ltd...........    92,300    458,231
    Mitsuboshi Belting, Ltd...........................    18,000    133,024
    Mitsui & Co., Ltd.................................    54,800    622,893
    Mitsui & Co., Ltd. Sponsored ADR..................       919    209,311
    Mitsui Chemicals, Inc.............................   215,000    941,213
    Mitsui Engineering & Shipbuilding Co., Ltd........   298,000    415,172
    Mitsui Fudosan Co., Ltd...........................    11,000    258,950
    Mitsui High-Tec, Inc..............................     8,800     45,040
    Mitsui Home Co., Ltd..............................     9,000     41,077
    Mitsui Matsushima Co., Ltd........................    44,000     45,823
    Mitsui Mining & Smelting Co., Ltd.................   210,000    332,844
    Mitsui OSK Lines, Ltd.............................   286,000    566,690
    Mitsui Sugar Co., Ltd.............................    21,000     96,069
    Mitsui-Soko Holdings Co., Ltd.....................    44,000    120,709
    Mitsumi Electric Co., Ltd.........................    34,100    162,207
    Miura Co., Ltd....................................     1,800     24,044
    Miyaji Engineering Group, Inc.....................    17,000     25,108
    Miyazaki Bank, Ltd. (The).........................    56,000    155,558
    Miyoshi Oil & Fat Co., Ltd........................    18,000     18,503
    Mizuho Financial Group, Inc....................... 1,805,055  3,123,141
    Mizuho Financial Group, Inc. ADR..................     5,047     16,605
    Mizuno Corp.......................................    44,000    211,319
    Mochida Pharmaceutical Co., Ltd...................     2,700    208,811
    Modec, Inc........................................     8,600    102,062
    Monex Group, Inc..................................    70,500    178,903
    MONEY SQUARE HOLDINGS, Inc........................     1,300     14,189
    Monogatari Corp. (The)............................     1,300     55,498
    MonotaRO Co., Ltd.................................    12,400    286,653
    MORESCO Corp......................................     1,900     24,657
    Mori Seiki Co., Ltd...............................    42,900    416,819
    Morinaga & Co., Ltd...............................    49,000    269,903
    Morinaga Milk Industry Co., Ltd...................    72,000    328,539
    Morita Holdings Corp..............................     9,000     91,268
    Morito Co., Ltd...................................     2,700     19,762
    Morozoff, Ltd.....................................     6,000     21,426
    Mory Industries, Inc..............................     2,000      5,174
*   Mr Max Corp.......................................     8,300     21,428
    MS&AD Insurance Group Holdings, Inc...............    20,113    546,289
    MTI, Ltd..........................................    14,200     86,920
    Murata Manufacturing Co., Ltd.....................     6,600    763,408
    Musashi Seimitsu Industry Co., Ltd................     8,500    171,173
    Musashino Bank, Ltd. (The)........................    12,400    392,177
    Mutoh Holdings Co., Ltd...........................     8,000     16,558
    Nabtesco Corp.....................................    16,300    282,024
    NAC Co., Ltd......................................     6,500     48,827
    Nachi-Fujikoshi Corp..............................    72,000    276,375
    Nagaileben Co., Ltd...............................     2,000     31,940
    Nagano Bank, Ltd. (The)...........................    36,000     56,269
    Nagase & Co., Ltd.................................    37,900    453,962
    Nagatanien Holdings Co., Ltd......................     3,000     26,047
    Nagawa Co., Ltd...................................     1,200     34,817
    Nagoya Railroad Co., Ltd..........................    81,000    369,417

                                     1696

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nakabayashi Co., Ltd..............................   4,000 $    9,036
    Nakamuraya Co., Ltd...............................   8,917     34,751
    Nakanishi, Inc....................................   1,500     58,603
    Nakano Corp.......................................   3,500     19,380
*   Nakayama Steel Works, Ltd.........................  61,000     33,620
    Nankai Electric Railway Co., Ltd..................  60,000    354,162
    Nanto Bank, Ltd. (The)............................  61,000    177,344
    Natori Co., Ltd...................................     500      7,236
    NDS Co., Ltd......................................   9,000     22,625
    NEC Capital Solutions, Ltd........................   2,800     39,849
    NEC Corp.......................................... 619,000  1,639,442
    NEC Networks & System Integration Corp............   8,400    139,002
    NET One Systems Co., Ltd..........................  20,800    117,052
    Neturen Co., Ltd..................................  10,000     75,088
*   New Japan Chemical Co., Ltd.......................   8,500     10,570
*   New Japan Radio Co., Ltd..........................   7,500     28,728
    Nexon Co., Ltd....................................  16,100    261,323
    Next Co., Ltd.....................................   9,800    102,515
    NGK Insulators, Ltd...............................  26,000    543,624
    NGK Spark Plug Co., Ltd...........................  16,000    378,023
    NH Foods, Ltd.....................................  43,000    834,384
    NHK Spring Co., Ltd...............................  46,700    460,260
    Nice Holdings, Inc................................  16,000     21,023
    Nichi-iko Pharmaceutical Co., Ltd.................  12,400    285,999
    Nichias Corp......................................  24,000    147,103
    Nichiban Co., Ltd.................................   1,000      5,004
    Nichicon Corp.....................................  21,900    150,204
    Nichiha Corp......................................   9,600    138,847
    Nichii Gakkan Co..................................   9,000     64,283
    Nichimo Co., Ltd..................................   7,000     10,056
    Nichirei Corp.....................................  97,000    722,402
    Nichireki Co., Ltd................................   9,000     68,177
    Nidec Corp........................................   3,618    246,879
    Nidec Corp. Sponsored ADR.........................   8,634    147,296
    Nifco, Inc........................................  14,200    688,407
    NIFTY Corp........................................   1,300     11,999
    Nihon Chouzai Co., Ltd............................     260     10,326
    Nihon Dempa Kogyo Co., Ltd........................   4,600     27,856
    Nihon Eslead Corp.................................   1,000      9,029
    Nihon Flush Co., Ltd..............................   2,300     21,038
    Nihon House Holdings Co., Ltd.....................  17,500     61,700
    Nihon Kohden Corp.................................  14,100    317,071
    Nihon M&A Center, Inc.............................   6,100    288,821
    Nihon Nohyaku Co., Ltd............................  18,500    113,282
    Nihon Parkerizing Co., Ltd........................  27,500    260,896
    Nihon Plast Co., Ltd..............................   6,200     48,519
    Nihon Trim Co., Ltd...............................   2,500     86,291
    Nihon Unisys, Ltd.................................  19,700    210,190
    Nihon Yamamura Glass Co., Ltd.....................  33,000     46,903
    Nikkiso Co., Ltd..................................  18,600    123,277
    Nikko Co., Ltd....................................   5,000     15,313
    Nikkon Holdings Co., Ltd..........................  20,900    377,364
    Nikon Corp........................................  30,500    448,700

                                     1697

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nippo Corp........................................  20,000 $  297,077
    Nippon Air Conditioning Services Co., Ltd.........   1,400     14,408
    Nippon Beet Sugar Manufacturing Co., Ltd..........  47,000     78,453
    Nippon Carbide Industries Co., Inc................  32,000     35,865
    Nippon Carbon Co., Ltd............................  29,000     57,345
    Nippon Chemi-Con Corp.............................  58,000     89,914
    Nippon Chemiphar Co., Ltd.........................   9,000     42,512
    Nippon Chutetsukan K.K............................   4,000      5,086
    Nippon Coke & Engineering Co., Ltd................  81,900     57,433
    Nippon Concrete Industries Co., Ltd...............  13,100     35,752
*   Nippon Denko Co., Ltd.............................  47,865     77,203
    Nippon Densetsu Kogyo Co., Ltd....................  11,800    229,368
    Nippon Electric Glass Co., Ltd....................  84,000    434,756
    Nippon Express Co., Ltd........................... 114,000    534,005
    Nippon Fine Chemical Co., Ltd.....................   1,900     12,500
    Nippon Flour Mills Co., Ltd.......................  43,000    313,021
    Nippon Gas Co., Ltd...............................   7,500    167,357
    Nippon Hume Corp..................................   6,700     36,874
    Nippon Kanzai Co., Ltd............................   4,400     67,591
    Nippon Kayaku Co., Ltd............................  42,000    449,974
*   Nippon Kinzoku Co., Ltd...........................  14,000     13,167
    Nippon Kodoshi Corp...............................   2,600     20,454
    Nippon Koei Co., Ltd..............................  22,000     77,920
    Nippon Koshuha Steel Co., Ltd.....................  20,000     13,545
    Nippon Light Metal Holdings Co., Ltd.............. 185,300    320,866
    Nippon Paint Holdings Co., Ltd....................   9,300    177,763
    Nippon Paper Industries Co., Ltd..................  36,500    586,344
    Nippon Parking Development Co., Ltd...............  60,400     61,174
    Nippon Pillar Packing Co., Ltd....................   6,200     47,917
    Nippon Piston Ring Co., Ltd.......................   3,700     57,653
    Nippon Road Co., Ltd. (The).......................  23,000    107,296
    Nippon Seisen Co., Ltd............................   4,000     16,367
*   Nippon Sharyo, Ltd................................  25,000     49,899
*   Nippon Sheet Glass Co., Ltd....................... 302,000    222,738
    Nippon Shokubai Co., Ltd..........................   6,400    418,329
    Nippon Signal Co., Ltd............................   9,300     89,296
    Nippon Soda Co., Ltd..............................  47,000    253,195
    Nippon Steel & Sumikin Bussan Corp................  61,520    199,893
    Nippon Steel & Sumitomo Metal Corp................  81,002  1,451,903
    Nippon Suisan Kaisha, Ltd.........................  88,600    463,351
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)...........................................  21,000    146,481
    Nippon Telegraph & Telephone Corp.................   5,200    221,378
    Nippon Telegraph & Telephone Corp. ADR............  12,740    544,762
    Nippon Thompson Co., Ltd..........................  24,000     96,145
    Nippon Valqua Industries, Ltd.....................  31,000     75,943
*   Nippon Yakin Kogyo Co., Ltd.......................  55,300     56,999
    Nippon Yusen K.K.................................. 417,000    894,604
    Nipro Corp........................................  45,100    448,438
    Nishi-Nippon City Bank, Ltd. (The)................ 160,000    358,794
    Nishi-Nippon Railroad Co., Ltd....................  69,000    431,442
    Nishikawa Rubber Co., Ltd.........................     200      3,082
    Nishimatsu Construction Co., Ltd..................  91,000    329,414
    Nishimatsuya Chain Co., Ltd.......................  12,200    105,284

                                     1698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
      Nishio Rent All Co., Ltd..........................   5,600 $  145,455
      Nissan Chemical Industries, Ltd...................  19,100    442,188
      Nissan Motor Co., Ltd............................. 336,000  3,341,760
      Nissan Shatai Co., Ltd............................  13,300    129,246
      Nissan Tokyo Sales Holdings Co., Ltd..............   3,000      7,561
      Nissei ASB Machine Co., Ltd.......................   3,100     52,033
      Nissei Build Kogyo Co., Ltd.......................  22,000     67,935
      Nissei Plastic Industrial Co., Ltd................   3,900     28,558
      Nissha Printing Co., Ltd..........................   7,600    137,125
      Nisshin Oillio Group, Ltd. (The)..................  43,000    179,739
      Nisshin Seifun Group, Inc.........................   3,930     63,620
      Nisshin Steel Co., Ltd............................  36,740    349,458
      Nisshinbo Holdings, Inc...........................  50,000    503,424
      Nissin Corp.......................................  35,000    101,140
      Nissin Electric Co., Ltd..........................  12,000    108,185
      Nissin Foods Holdings Co., Ltd....................     100      5,098
      Nissin Kogyo Co., Ltd.............................  15,800    221,004
      Nitori Holdings Co., Ltd..........................   3,700    300,535
      Nitta Corp........................................   2,600     66,212
      Nitta Gelatin, Inc................................   4,400     25,041
      Nittetsu Mining Co., Ltd..........................  26,000    100,487
      Nitto Boseki Co., Ltd.............................  46,000    138,634
      Nitto Denko Corp..................................  16,700    960,320
      Nitto Kogyo Corp..................................   8,000    132,480
      Nitto Kohki Co., Ltd..............................   2,500     47,577
      Nittoc Construction Co., Ltd......................  12,900     48,966
      Noevir Holdings Co., Ltd..........................   1,900     52,492
      NOF Corp..........................................  38,000    270,048
      Nohmi Bosai, Ltd..................................   8,400     97,680
      Nojima Corp.......................................   4,300     51,667
      NOK Corp..........................................  30,800    640,333
      Nomura Co., Ltd...................................   6,700     87,743
      Nomura Holdings, Inc.............................. 156,900    851,487
      Nomura Holdings, Inc. Sponsored ADR............... 119,749    647,842
      Nomura Real Estate Holdings, Inc..................  32,100    563,712
      Nomura Research Institute, Ltd....................   3,630    131,726
      Noritake Co., Ltd.................................  42,000     90,157
      Noritz Corp.......................................  10,300    159,446
      North Pacific Bank, Ltd........................... 107,300    329,407
      NS Solutions Corp.................................   8,800    199,511
      NS United Kaiun Kaisha, Ltd.......................  47,000     71,593
      NSD Co., Ltd......................................   6,930    100,750
      NSK, Ltd..........................................  82,200    851,850
      NTN Corp.......................................... 183,000    696,318
      NTT Data Corp.....................................  10,600    510,752
      NTT DOCOMO, Inc................................... 149,700  3,320,082
      NTT DOCOMO, Inc. Sponsored ADR....................   9,600    216,480
      NTT Urban Development Corp........................  15,300    150,213
      Nuflare Technology, Inc...........................     600     29,166
      OAK Capital Corp..................................  20,300     33,072
      Obara Group, Inc..................................   5,500    190,150
      Obayashi Corp.....................................  33,000    297,708
      Obayashi Road Corp................................  10,000     63,168

                                     1699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Obic Co., Ltd.....................................   7,400 $  383,319
    Odakyu Electric Railway Co., Ltd..................  23,000    244,638
    Odelic Co., Ltd...................................   1,200     37,495
    Oenon Holdings, Inc...............................  33,000     57,325
    Ogaki Kyoritsu Bank, Ltd. (The)................... 113,000    395,968
    Ohsho Food Service Corp...........................   3,800    131,672
    Oiles Corp........................................   5,184     76,838
    Oita Bank, Ltd. (The).............................  46,000    159,325
    Oji Holdings Corp................................. 195,000    787,522
    Okabe Co., Ltd....................................  14,000    101,240
    Okamoto Industries, Inc...........................  10,000     82,108
    Okamoto Machine Tool Works, Ltd...................  24,000     27,950
    Okamura Corp......................................  11,300    102,701
    Okasan Securities Group, Inc......................  58,000    323,129
    Oki Electric Industry Co., Ltd.................... 333,000    371,350
    Okinawa Cellular Telephone Co.....................   2,300     58,703
    Okinawa Electric Power Co., Inc. (The)............   5,100    124,450
    OKK Corp..........................................  17,000     17,965
    OKUMA Corp........................................  41,000    312,191
    Okumura Corp......................................  32,000    168,345
    Okura Industrial Co., Ltd.........................  12,000     31,104
    Okuwa Co., Ltd....................................   4,000     35,907
    Olympic Group Corp................................   1,500      7,566
    Olympus Corp......................................  12,800    499,121
    Omron Corp........................................  13,100    340,462
    ONO Sokki Co., Ltd................................   2,500     15,597
    Onoken Co., Ltd...................................   4,100     37,133
    Onward Holdings Co., Ltd..........................  49,000    307,233
    Open House Co., Ltd...............................   2,100     39,622
    OPT Holding, Inc..................................   5,600     29,470
    Optex Co., Ltd....................................   1,300     32,726
    Oracle Corp. Japan................................   2,400    108,998
    Organo Corp.......................................   7,000     26,304
    Oriental Land Co., Ltd............................   4,800    306,505
    Origin Electric Co., Ltd..........................   8,000     19,396
    Osaka Gas Co., Ltd................................  91,000    345,148
    Osaka Organic Chemical Industry, Ltd..............   1,400      7,730
    Osaka Soda Co., Ltd...............................  23,000     88,288
    Osaka Steel Co., Ltd..............................   5,900    104,084
    OSAKA Titanium Technologies Co., Ltd..............   3,200     52,315
    Osaki Electric Co., Ltd...........................  13,000     65,622
    OSG Corp..........................................  28,200    468,666
    OSJB Holdings Corp................................  28,200     52,184
    Otsuka Corp.......................................   3,300    163,709
    Otsuka Holdings Co., Ltd..........................   9,200    309,502
    Outsourcing, Inc..................................     800     22,382
    Pacific Industrial Co., Ltd.......................  14,800    151,928
*   Pacific Metals Co., Ltd...........................  59,000    145,262
    Pack Corp. (The)..................................   3,300     66,943
    Pal Co., Ltd......................................   5,200    107,744
    PALTAC Corp.......................................  12,750    220,774
    PanaHome Corp.....................................  24,000    174,822
    Panasonic Corp.................................... 163,300  1,533,412

                                     1700

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Panasonic Corp. Sponsored ADR.....................  64,414 $  601,627
    Panasonic Industrial Devices SUNX Co., Ltd........   5,800     30,123
    Paramount Bed Holdings Co., Ltd...................   5,000    172,424
    Parco Co., Ltd....................................  10,500     89,076
    Park24 Co., Ltd...................................  13,100    364,933
    Pasco Corp........................................  12,000     49,012
    Pasona Group, Inc.................................  10,000     64,947
    PC Depot Corp.....................................   4,600     38,688
    Pegasus Sewing Machine Manufacturing Co., Ltd.....   2,500     10,588
    Penta-Ocean Construction Co., Ltd.................  70,500    282,361
    Pigeon Corp.......................................  11,700    251,231
    Pilot Corp........................................   6,600    249,919
    Piolax, Inc.......................................   3,500    182,001
*   Pioneer Corp...................................... 129,700    303,114
    Plenus Co., Ltd...................................   6,400     98,799
    Pocket Card Co., Ltd..............................   9,100     39,427
    Pola Orbis Holdings, Inc..........................   2,400    165,025
    Poletowin Pitcrew Holdings, Inc...................   4,500     39,608
    Press Kogyo Co., Ltd..............................  40,300    163,796
    Pressance Corp....................................   3,300    107,174
    Prestige International, Inc.......................   7,300     71,283
    Prima Meat Packers, Ltd...........................  49,000    131,703
    Proto Corp........................................   3,600     51,325
    PS Mitsubishi Construction Co., Ltd...............   8,600     26,488
    Qol Co., Ltd......................................   1,800     26,374
    Raito Kogyo Co., Ltd..............................  17,000    148,690
*   Rakuten, Inc......................................  21,800    225,301
*   Rasa Industries, Ltd..............................  39,000     38,161
    Raysum Co., Ltd...................................   4,300     37,263
    Relo Holdings, Inc................................   2,600    311,310
    Renaissance, Inc..................................     500      5,202
    Rengo Co., Ltd....................................  70,000    300,493
    Resona Holdings, Inc.............................. 299,000  1,375,029
    Resorttrust, Inc..................................  14,600    367,842
    Rheon Automatic Machinery Co., Ltd................   6,100     38,736
    Ricoh Co., Ltd.................................... 168,481  1,628,960
    Ricoh Leasing Co., Ltd............................   5,900    184,131
    Right On Co., Ltd.................................   7,700     97,075
    Riken Corp........................................  33,000    112,205
    Riken Technos Corp................................  10,600     33,557
    Riken Vitamin Co., Ltd............................   1,900     61,082
    Ringer Hut Co., Ltd...............................   2,600     53,461
    Rinnai Corp.......................................   1,600    146,933
    Riso Kagaku Corp..................................   7,360    101,675
*   Riso Kyoiku Co., Ltd..............................   7,600     20,611
    Rock Field Co., Ltd...............................   2,800     71,983
    Rohm Co., Ltd.....................................   9,500    431,735
    Rohto Pharmaceutical Co., Ltd.....................  17,600    328,574
    Rokko Butter Co., Ltd.............................   2,100     27,062
    Roland DG Corp....................................   5,300    105,119
    Round One Corp....................................  26,200    128,023
    Royal Holdings Co., Ltd...........................   7,100    131,265
    Ryobi, Ltd........................................  55,000    226,589

                                     1701

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Ryoden Trading Co., Ltd...........................   9,000 $ 55,992
    Ryohin Keikaku Co., Ltd...........................   2,500  530,251
    Ryosan Co., Ltd...................................   9,900  268,140
    S Foods, Inc......................................   4,500   91,515
    Sac's Bar Holdings, Inc...........................   5,350   79,331
    Saibu Gas Co., Ltd................................  78,000  171,918
    Saizeriya Co., Ltd................................   8,300  174,800
    Sakai Chemical Industry Co., Ltd..................  28,000   86,537
    Sakai Heavy Industries, Ltd.......................  16,000   26,358
    Sakai Moving Service Co., Ltd.....................   4,000   95,683
#   Sakai Ovex Co., Ltd...............................  19,000   33,446
    Sakata INX Corp...................................  16,800  160,150
    Sala Corp.........................................   3,000   16,208
    SAMTY Co., Ltd....................................   5,500   53,980
    San-A Co., Ltd....................................   5,000  230,759
    San-Ai Oil Co., Ltd...............................  19,000  147,340
    San-In Godo Bank, Ltd. (The)......................  39,000  281,596
    Sanden Holdings Corp..............................  35,000   95,729
    Sanei Architecture Planning Co., Ltd..............   1,300   12,891
    Sangetsu Co., Ltd.................................  11,800  202,504
    Sanken Electric Co., Ltd..........................  48,000  151,935
    Sanko Metal Industrial Co., Ltd...................   4,000    8,098
    Sankyo Co., Ltd...................................   7,100  271,532
    Sankyo Tateyama, Inc..............................   8,700  104,430
    Sankyu, Inc.......................................  87,000  428,480
    Sanoh Industrial Co., Ltd.........................  10,500   60,841
    Sanrio Co., Ltd...................................   6,100  141,256
    Sansha Electric Manufacturing Co., Ltd............   6,400   35,510
    Sanshin Electronics Co., Ltd......................   9,600   92,923
    Santen Pharmaceutical Co., Ltd....................  15,500  247,611
    Sanwa Holdings Corp...............................  66,200  469,325
    Sanyo Chemical Industries, Ltd....................  23,000  178,574
    Sanyo Denki Co., Ltd..............................  17,000   88,251
    Sanyo Electric Railway Co., Ltd...................   3,000   11,526
    Sanyo Housing Nagoya Co., Ltd.....................   1,700   14,781
    Sanyo Shokai, Ltd.................................  38,000   95,990
    Sanyo Special Steel Co., Ltd......................  44,000  214,140
    Sanyo Trading Co., Ltd............................   3,500   38,300
    Sapporo Holdings, Ltd............................. 136,000  606,501
    Sata Construction Co., Ltd........................   2,600    8,860
    Sato Holdings Corp................................   5,700  117,994
    Sato Restaurant Systems Co., Ltd..................   5,400   39,990
    Satori Electric Co., Ltd..........................   4,700   27,960
    Sawada Holdings Co., Ltd..........................   7,000   66,788
    Sawai Pharmaceutical Co., Ltd.....................   6,800  471,568
    Saxa Holdings, Inc................................  23,000   37,286
    SBI Holdings, Inc.................................  68,730  687,459
    SBS Holdings, Inc.................................   8,400   58,667
    SCREEN Holdings Co., Ltd..........................  48,000  373,550
    Scroll Corp.......................................  19,900   69,121
    SCSK Corp.........................................   4,900  215,313
    Secom Co., Ltd....................................   7,000  487,772
    Sega Sammy Holdings, Inc..........................  49,500  466,468

                                     1702

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Seika Corp........................................  16,000 $   37,629
    Seikagaku Corp....................................   6,100     88,272
    Seikitokyu Kogyo Co., Ltd.........................  16,300     75,757
    Seiko Epson Corp..................................  59,700    837,165
    Seiko Holdings Corp...............................  51,000    242,576
    Seino Holdings Co., Ltd...........................  53,700    584,961
    Seiren Co., Ltd...................................  14,100    146,818
    Sekisui Chemical Co., Ltd.........................  72,000    879,991
    Sekisui House, Ltd................................  71,000  1,117,609
    Sekisui Jushi Corp................................  10,000    120,456
    Sekisui Plastics Co., Ltd.........................  18,000     58,571
    Senko Co., Ltd....................................  33,000    211,526
    Senshu Electric Co., Ltd..........................   1,300     17,405
    Senshu Ikeda Holdings, Inc........................  97,240    397,520
    Senshukai Co., Ltd................................   8,000     50,198
    Seria Co., Ltd....................................   3,600    174,140
    Seven & I Holdings Co., Ltd.......................  29,900  1,333,614
    Seven Bank, Ltd...................................  40,700    173,341
#*  Sharp Corp........................................ 291,000    337,208
    Shibaura Mechatronics Corp........................  13,000     23,713
    Shibuya Corp......................................   5,000     62,399
    Shidax Corp.......................................   1,700      7,457
    Shiga Bank, Ltd. (The)............................  81,000    361,682
    Shikibo, Ltd......................................  29,000     26,558
    Shikoku Bank, Ltd. (The)..........................  85,000    175,123
    Shikoku Chemicals Corp............................  11,000     94,503
    Shikoku Electric Power Co., Inc...................  24,000    348,705
    Shima Seiki Manufacturing, Ltd....................   9,100    140,977
    Shimachu Co., Ltd.................................  17,000    385,933
    Shimadzu Corp.....................................  28,000    433,546
    Shimano, Inc......................................   2,900    462,622
    Shimizu Bank, Ltd. (The)..........................   1,800     42,370
    Shimizu Corp......................................  27,000    209,315
    Shimojima Co., Ltd................................     700      6,171
    Shin Nippon Air Technologies Co., Ltd.............   3,500     29,157
    Shin-Etsu Chemical Co., Ltd.......................  21,400  1,093,032
    Shin-Keisei Electric Railway Co., Ltd.............   7,000     24,745
    Shinagawa Refractories Co., Ltd...................  17,000     34,582
    Shindengen Electric Manufacturing Co., Ltd........  24,000     86,592
    Shinko Electric Industries Co., Ltd...............  26,400    161,608
    Shinko Plantech Co., Ltd..........................  12,500     98,220
    Shinko Shoji Co., Ltd.............................   6,300     64,066
    Shinmaywa Industries, Ltd.........................  24,000    193,858
    Shinnihon Corp....................................  17,200     83,220
    Shinoken Group Co., Ltd...........................   1,700     29,067
    Shinsei Bank, Ltd................................. 160,000    250,075
    Shinsho Corp......................................   8,000     14,764
    Shionogi & Co., Ltd...............................   5,500    240,017
    Ship Healthcare Holdings, Inc.....................   9,400    224,567
    Shiroki Corp......................................  13,000     40,381
    Shiseido Co., Ltd.................................  31,300    590,826
    Shizuoka Bank, Ltd. (The).........................  50,000    436,484
    Shizuoka Gas Co., Ltd.............................  26,400    173,973

                                     1703

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    SHO-BOND Holdings Co., Ltd........................   2,100 $   72,020
    Shochiku Co., Ltd.................................   9,000     78,656
    Shoei Foods Corp..................................   1,900     23,407
*   Shoko Co., Ltd....................................  25,000     16,454
    Showa Aircraft Industry Co., Ltd..................   2,000     19,130
    Showa Corp........................................  19,200    169,146
    Showa Denko KK.................................... 553,000    605,950
    Showa Sangyo Co., Ltd.............................  28,000    109,830
    Showa Shell Sekiyu K.K............................  45,500    371,360
    Siix Corp.........................................   7,200    208,339
    Sinanen Holdings Co., Ltd.........................  10,000     38,004
    Sinfonia Technology Co., Ltd......................  39,000     56,182
    Sinko Industries, Ltd.............................   4,800     62,533
    SKY Perfect JSAT Holdings, Inc....................  55,000    312,082
    SMC Corp..........................................   1,100    249,131
    SMK Corp..........................................  22,000    108,346
    SMS Co., Ltd......................................   4,200     81,970
    Soda Nikka Co., Ltd...............................   3,000     12,573
    Sodick Co., Ltd...................................  16,000    105,158
    SoftBank Group Corp...............................  35,596  1,567,487
    Software Service, Inc.............................     300     10,005
    Sogo Medical Co., Ltd.............................   3,200    115,917
    Sojitz Corp....................................... 265,800    574,112
    Sompo Japan Nipponkoa Holdings, Inc...............  14,975    444,110
    Sony Corp.........................................  56,400  1,309,005
    Sony Corp. Sponsored ADR..........................  51,518  1,230,250
    Sony Financial Holdings, Inc......................   3,200     52,951
    Sotetsu Holdings, Inc.............................  48,000    279,067
    Space Co., Ltd....................................   4,200     42,594
    Sparx Group Co., Ltd..............................   7,000     14,395
    Square Enix Holdings Co., Ltd.....................   5,900    141,780
    ST Corp...........................................   1,400     12,984
    St Marc Holdings Co., Ltd.........................   5,400    145,136
    Stanley Electric Co., Ltd.........................  24,700    543,596
    Star Micronics Co., Ltd...........................  11,300    123,648
    Start Today Co., Ltd..............................   6,000    191,097
    Starts Corp., Inc.................................   5,000     97,643
    Starzen Co., Ltd..................................   2,500     67,367
    Stella Chemifa Corp...............................   2,500     43,255
    Studio Alice Co., Ltd.............................   3,400     58,781
    Sugi Holdings Co., Ltd............................   3,300    171,104
    Sumco Corp........................................  61,700    416,682
    Sumida Corp.......................................  10,100     54,917
    Suminoe Textile Co., Ltd..........................  13,000     34,145
    Sumitomo Bakelite Co., Ltd........................  57,000    217,130
    Sumitomo Chemical Co., Ltd........................ 333,355  1,693,775
    Sumitomo Corp.....................................  43,400    432,617
    Sumitomo Dainippon Pharma Co., Ltd................   9,000    100,280
    Sumitomo Densetsu Co., Ltd........................   8,200     98,900
    Sumitomo Electric Industries, Ltd................. 113,000  1,488,881
    Sumitomo Forestry Co., Ltd........................  47,900    608,173
    Sumitomo Heavy Industries, Ltd.................... 163,000    645,313
    Sumitomo Metal Mining Co., Ltd....................  75,000    795,830

                                     1704

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sumitomo Mitsui Construction Co., Ltd............. 371,600 $  306,626
    Sumitomo Mitsui Financial Group, Inc.............. 110,183  3,696,486
    Sumitomo Mitsui Trust Holdings, Inc............... 146,440    468,227
    Sumitomo Osaka Cement Co., Ltd.................... 140,000    570,652
    Sumitomo Precision Products Co., Ltd..............  12,000     39,240
    Sumitomo Real Estate Sales Co., Ltd...............   3,400     71,682
    Sumitomo Realty & Development Co., Ltd............   9,000    252,291
    Sumitomo Riko Co., Ltd............................  14,700    133,992
    Sumitomo Rubber Industries, Ltd...................  60,500    767,853
    Sumitomo Seika Chemicals Co., Ltd.................  20,000    115,857
    Sumitomo Warehouse Co., Ltd. (The)................  42,000    216,450
    Sun Corp..........................................   7,200     46,848
    Sun Frontier Fudousan Co., Ltd....................  12,700    107,831
    Sun-Wa Technos Corp...............................   3,400     24,128
    Sundrug Co., Ltd..................................   4,500    298,121
    Suntory Beverage & Food, Ltd......................   4,100    189,617
    Suruga Bank, Ltd..................................  25,000    453,889
    Suzuken Co., Ltd..................................  10,460    361,811
    Suzuki Motor Corp.................................  32,200    988,636
*   SWCC Showa Holdings Co., Ltd...................... 102,000     52,807
    Sysmex Corp.......................................   7,800    502,262
    Systena Corp......................................   2,400     31,187
    T Hasegawa Co., Ltd...............................   8,200    107,568
    T RAD Co., Ltd....................................  26,000     40,890
    T&D Holdings, Inc.................................  44,300    506,914
    T&K Toka Co., Ltd.................................   5,600     47,846
    T-Gaia Corp.......................................   4,300     46,667
    Tabuchi Electric Co., Ltd.........................  10,600     60,200
    Tachi-S Co., Ltd..................................   7,900    121,177
    Tachibana Eletech Co., Ltd........................   3,120     30,882
    Tadano, Ltd.......................................  43,000    432,094
    Taihei Dengyo Kaisha, Ltd.........................   8,000     83,368
    Taiheiyo Cement Corp.............................. 311,000    896,592
    Taiho Kogyo Co., Ltd..............................   6,900     74,694
    Taikisha, Ltd.....................................   5,600    119,927
    Taiko Bank, Ltd. (The)............................   1,000      1,903
#   Taiko Pharmaceutical Co., Ltd.....................   4,000     48,314
    Taisei Corp.......................................  45,000    280,060
    Taisei Lamick Co., Ltd............................   1,100     27,625
    Taiyo Holdings Co., Ltd...........................   2,800     94,465
    Taiyo Nippon Sanso Corp...........................  68,700    621,679
    Taiyo Yuden Co., Ltd..............................  37,900    438,732
#   Takagi Securities Co., Ltd........................  10,000     13,914
    Takaoka Toko Co., Ltd.............................   1,980     23,165
    Takara Holdings, Inc..............................  10,000     74,919
    Takara Leben Co., Ltd.............................  36,800    189,195
    Takara Standard Co., Ltd..........................  30,000    212,309
    Takasago International Corp.......................   6,400    141,917
    Takasago Thermal Engineering Co., Ltd.............   9,700    129,609
    Takashima & Co., Ltd..............................  16,000     25,870
    Takashimaya Co., Ltd..............................  72,000    616,661
#*  Takata Corp.......................................  11,500     63,484
    Take And Give Needs Co., Ltd......................   1,920     10,162

                                     1705

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Takeda Pharmaceutical Co., Ltd....................   2,100 $101,690
    Takeei Corp.......................................  10,100   76,816
    Takeuchi Manufacturing Co., Ltd...................  11,100  173,412
    Takihyo Co., Ltd..................................   5,000   19,497
    Takiron Co., Ltd..................................  19,000   92,718
    Takisawa Machine Tool Co., Ltd....................  14,000   15,916
    Takuma Co., Ltd...................................  21,000  162,694
    Tama Home Co., Ltd................................  10,000   34,786
    Tamron Co., Ltd...................................   3,700   52,886
    Tamura Corp.......................................  28,000   73,778
    Tanseisha Co., Ltd................................   7,800   49,770
    TASAKI & Co., Ltd.................................   3,000   38,545
    Tatsuta Electric Wire and Cable Co., Ltd..........  15,000   50,698
    Tayca Corp........................................  13,000   59,676
    TBK Co., Ltd......................................   7,000   25,950
    TDK Corp..........................................  14,900  818,447
    TDK Corp. Sponsored ADR...........................   7,012  394,004
    Teijin, Ltd....................................... 252,000  923,310
    Tekken Corp.......................................  43,000  103,888
    Terumo Corp.......................................  12,500  397,445
    THK Co., Ltd......................................  29,600  472,969
    Toa Corp.(6894508)................................  68,000  176,791
    Toa Corp.(6894434)................................   6,000   60,215
    Toa Oil Co., Ltd..................................   6,000    6,633
    TOA ROAD Corp.....................................  18,000   61,005
    Toagosei Co., Ltd.................................  43,200  361,023
*   Tobishima Corp....................................  31,100   46,890
    Tobu Railway Co., Ltd.............................  43,000  209,724
    Tobu Store Co., Ltd...............................  10,000   25,155
    TOC Co., Ltd......................................   8,800   70,002
    Tocalo Co., Ltd...................................   5,400  103,277
    Tochigi Bank, Ltd. (The)..........................  31,000  147,428
    Toda Corp.........................................  56,000  270,317
    Toda Kogyo Corp...................................  13,000   30,316
    Toei Co., Ltd.....................................  12,000  112,953
    Toenec Corp.......................................  17,000  108,414
    Togami Electric Manufacturing Co., Ltd............   4,000   18,067
    Toho Bank, Ltd. (The).............................  76,000  257,158
    Toho Co., Ltd.(6895200)...........................   5,200  135,962
    Toho Co., Ltd.(6895211)...........................   1,800   32,805
    Toho Gas Co., Ltd.................................  54,000  355,146
    Toho Holdings Co., Ltd............................   7,600  176,446
*   Toho Titanium Co., Ltd............................  12,600   97,189
    Toho Zinc Co., Ltd................................  62,000  125,609
    Tohoku Bank, Ltd. (The)...........................  19,000   23,501
    Tohoku Electric Power Co., Inc....................  23,700  297,632
    Tokai Carbon Co., Ltd.............................  77,000  209,079
    Tokai Corp/Gifu...................................   2,100   56,967
    TOKAI Holdings Corp...............................  27,400  128,284
    Tokai Lease Co., Ltd..............................   2,000    3,633
    Tokai Rika Co., Ltd...............................  17,700  435,414
    Tokai Tokyo Financial Holdings, Inc...............  61,900  347,542
    Token Corp........................................   2,220  166,954

                                     1706

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc........................  26,800 $  958,894
    Toko, Inc.........................................  19,000     60,882
    Tokushu Tokai Paper Co., Ltd......................  39,000    111,627
*   Tokuyama Corp.....................................  94,000    185,833
    Tokyo Dome Corp...................................  54,000    258,716
*   Tokyo Electric Power Co., Inc.....................  54,388    273,294
    Tokyo Electron Device, Ltd........................   3,600     47,186
    Tokyo Electron, Ltd...............................  14,000    906,507
    Tokyo Energy & Systems, Inc.......................   7,000     57,577
    Tokyo Gas Co., Ltd................................  98,000    451,549
    Tokyo Keiki, Inc..................................  18,000     30,746
    Tokyo Ohka Kogyo Co., Ltd.........................   8,000    249,992
    Tokyo Rakutenchi Co., Ltd.........................   7,000     28,414
*   Tokyo Rope Manufacturing Co., Ltd.................  52,000     71,587
    Tokyo Sangyo Co., Ltd.............................   4,000     15,452
    Tokyo Seimitsu Co., Ltd...........................  12,000    257,424
    Tokyo Steel Manufacturing Co., Ltd................  27,700    195,785
    Tokyo Tatemono Co., Ltd...........................  53,300    573,420
    Tokyo Tekko Co., Ltd..............................  12,000     50,416
    Tokyo Theatres Co., Inc...........................  21,000     21,971
    Tokyo TY Financial Group, Inc.....................   9,013    276,307
    Tokyotokeiba Co., Ltd.............................  49,000    107,953
    Tokyu Construction Co., Ltd.......................  16,500    111,303
    Tokyu Corp........................................  49,000    381,901
    Tokyu Fudosan Holdings Corp....................... 125,025    819,944
    Toli Corp.........................................  17,000     44,532
    Tomato Bank, Ltd..................................  11,000     15,190
    Tomen Devices Corp................................     100      1,572
    Tomoe Corp........................................   9,500     25,789
    Tomoe Engineering Co., Ltd........................   2,100     25,910
    Tomoegawa Co., Ltd................................   7,000     12,584
    Tomoku Co., Ltd...................................  21,000     44,195
    TOMONY Holdings, Inc..............................  54,000    185,683
    Tomy Co., Ltd.....................................  30,000    187,286
    Tonami Holdings Co., Ltd..........................  16,000     44,473
    TonenGeneral Sekiyu K.K...........................  11,000     89,674
    Topcon Corp.......................................  16,200    229,849
    Toppan Forms Co., Ltd.............................  16,000    192,226
    Toppan Printing Co., Ltd..........................  44,000    382,883
    Topre Corp........................................  13,700    301,882
    Topy Industries, Ltd..............................  71,000    141,540
    Toray Industries, Inc............................. 167,000  1,415,628
    Toridoll.corp.....................................   4,800     87,715
    Torii Pharmaceutical Co., Ltd.....................   3,700     83,892
    Torishima Pump Manufacturing Co., Ltd.............   6,800     51,758
    Tosei Corp........................................  14,600     90,026
*   Toshiba Corp...................................... 262,000    437,450
    Toshiba Machine Co., Ltd..........................  41,000    125,411
    Toshiba Plant Systems & Services Corp.............   9,400    109,830
    Toshiba TEC Corp..................................  60,000    193,114
    Tosho Co., Ltd....................................   1,600     46,722
    Tosho Printing Co., Ltd...........................  11,000     46,260
    Tosoh Corp........................................ 194,000    938,808

                                     1707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Totetsu Kogyo Co., Ltd............................   7,700 $  186,482
    TOTO, Ltd.........................................  12,500    405,687
    Tottori Bank, Ltd. (The)..........................  13,000     21,654
    Towa Bank, Ltd. (The).............................  97,000     76,051
    Towa Corp.........................................   6,900     39,653
    Towa Pharmaceutical Co., Ltd......................   3,100    172,657
    Toyo Construction Co., Ltd........................  26,300    117,317
    Toyo Denki Seizo K.K..............................  13,000     37,736
*   Toyo Engineering Corp.............................  25,000     61,996
    Toyo Ink SC Holdings Co., Ltd.....................  55,000    207,220
    Toyo Kanetsu K.K..................................  27,000     56,321
    Toyo Kohan Co., Ltd...............................  21,000     68,051
    Toyo Securities Co., Ltd..........................  21,000     64,065
    Toyo Seikan Group Holdings, Ltd...................  13,500    244,964
    Toyo Suisan Kaisha, Ltd...........................   5,800    200,858
    Toyo Tanso Co., Ltd...............................   2,900     40,465
    Toyo Tire & Rubber Co., Ltd.......................  21,500    459,978
    Toyo Wharf & Warehouse Co., Ltd...................  13,000     18,766
    Toyobo Co., Ltd................................... 321,000    421,988
    Toyoda Gosei Co., Ltd.............................  26,100    565,468
    Toyota Boshoku Corp...............................  20,100    407,988
    Toyota Motor Corp................................. 146,955  8,851,035
    Toyota Motor Corp. Sponsored ADR..................  41,028  4,924,591
    Toyota Tsusho Corp................................  47,300  1,082,569
    TPR Co., Ltd......................................   7,900    210,380
    Trancom Co., Ltd..................................   2,000    119,469
    Transcosmos, Inc..................................   5,800    143,451
*   Trend Micro, Inc..................................   7,700    323,928
    Trusco Nakayama Corp..............................   6,100    217,280
    TS Tech Co., Ltd..................................  17,800    441,565
    Tsubakimoto Chain Co..............................  50,000    355,263
#*  Tsudakoma Corp....................................  12,000     11,350
    Tsugami Corp......................................  11,000     40,456
    Tsukada Global Holdings, Inc......................   2,000     12,233
    Tsukishima Kikai Co., Ltd.........................   9,100     84,241
    Tsukuba Bank, Ltd.................................  32,200    100,029
    Tsukui Corp.......................................  12,000    130,658
    Tsumura & Co......................................  14,900    405,870
    Tsuruha Holdings, Inc.............................   5,000    414,924
    Tsurumi Manufacturing Co., Ltd....................   6,100     92,188
    Tv Tokyo Holdings Corp............................   5,300     97,252
    Tyo, Inc..........................................  25,300     38,555
#   U-Shin, Ltd.......................................   7,200     39,818
    UACJ Corp.........................................  89,908    196,015
    Ube Industries, Ltd............................... 391,200    761,935
    Uchida Yoko Co., Ltd..............................   5,000     18,251
    Uchiyama Holdings Co., Ltd........................   1,500      6,199
    UKC Holdings Corp.................................   3,500     73,156
    Ulvac, Inc........................................  14,900    379,579
    Unicharm Corp.....................................  12,200    238,143
    Uniden Holdings Corp..............................  12,000     12,236
    Union Tool Co.....................................   2,100     51,609
    Unipres Corp......................................  13,100    276,169

                                     1708

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    United Arrows, Ltd................................   3,800 $183,799
    United Super Markets Holdings, Inc................  20,300  186,615
*   Unitika, Ltd...................................... 264,000  110,690
    Universal Entertainment Corp......................   7,600  133,153
    Unizo Holdings Co., Ltd...........................   3,800  139,967
    UNY Group Holdings Co., Ltd.......................  76,600  490,753
*   Usen Corp.........................................  32,570   95,813
    Ushio, Inc........................................  26,000  338,014
    USS Co., Ltd......................................  12,400  190,484
*   UT Group Co., Ltd.................................   5,700   25,602
    Utoc Corp.........................................   2,600    8,395
    V Technology Co., Ltd.............................   1,100   36,270
    Valor Holdings Co., Ltd...........................  12,100  261,965
    Village Vanguard Co., Ltd.........................   2,800   35,368
    Vital KSK Holdings, Inc...........................  12,300   93,072
    Vitec Holdings Co., Ltd...........................   4,800   47,154
    VT Holdings Co., Ltd..............................  16,800   98,527
    Wacoal Holdings Corp..............................  43,000  502,737
    Wacom Co., Ltd....................................  52,000  197,843
    Wakachiku Construction Co., Ltd...................  48,000   52,673
    Wakita & Co., Ltd.................................  16,200  121,242
    Warabeya Nichiyo Co., Ltd.........................   5,200  108,881
*   WATAMI Co., Ltd...................................   8,800   61,569
    Weathernews, Inc..................................   1,400   46,654
    Welcia Holdings Co., Ltd..........................   4,300  232,169
    West Holdings Corp................................   8,600   57,533
    West Japan Railway Co.............................   7,300  472,959
    Wood One Co., Ltd.................................   7,000   14,090
    Wowow, Inc........................................   3,400   81,515
    Xebio Holdings Co., Ltd...........................   8,300  146,368
    Yahagi Construction Co., Ltd......................  11,100   69,477
    Yahoo Japan Corp..................................  36,500  139,244
    Yaizu Suisankagaku Industry Co., Ltd..............     500    4,269
    Yakult Honsha Co., Ltd............................   1,900   87,523
    YAMABIKO Corp.....................................   8,400   59,703
    Yamada Denki Co., Ltd.............................  52,000  251,819
    Yamagata Bank, Ltd. (The).........................  40,000  154,383
    Yamaguchi Financial Group, Inc....................  47,000  508,952
    Yamaha Corp.......................................  19,500  465,434
    Yamaha Motor Co., Ltd.............................  27,900  558,854
    Yamaichi Electronics Co., Ltd.....................   9,600   60,631
    Yamanashi Chuo Bank, Ltd. (The)...................  58,000  272,387
    Yamatane Corp.....................................  46,000   67,225
    Yamato Holdings Co., Ltd..........................  29,700  652,086
    Yamato Kogyo Co., Ltd.............................  15,000  355,139
    Yamaya Corp.......................................   2,500   42,707
    Yamazaki Baking Co., Ltd..........................  31,000  676,201
    Yamazen Corp......................................  17,100  142,569
    Yaoko Co., Ltd....................................   3,800  159,164
    Yaskawa Electric Corp.............................  31,800  352,890
    Yellow Hat, Ltd...................................   5,500  106,188
    Yokogawa Bridge Holdings Corp.....................  11,700  105,538
    Yokogawa Electric Corp............................  27,500  307,920

                                     1709

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Yokohama Reito Co., Ltd...........................  12,300 $    108,250
    Yokohama Rubber Co., Ltd. (The)...................  44,600      668,632
    Yokowo Co., Ltd...................................   3,300       17,902
    Yomiuri Land Co., Ltd.............................  14,000       48,291
    Yondoshi Holdings, Inc............................   1,600       36,211
    Yonekyu Corp......................................     400        8,366
    Yorozu Corp.......................................   6,900      147,659
    Yoshinoya Holdings Co., Ltd.......................   6,700       81,292
    Yuasa Trading Co., Ltd............................   4,000       90,057
    Yuken Kogyo Co., Ltd..............................   9,000       17,760
    Yurtec Corp.......................................  16,000      122,344
    Yusen Logistics Co., Ltd..........................   8,800      104,336
    Yushin Precision Equipment Co., Ltd...............   1,200       19,232
    Yushiro Chemical Industry Co., Ltd................   3,700       40,928
*   Zenitaka Corp. (The)..............................  10,000       43,845
    Zenkoku Hosho Co., Ltd............................   2,000       62,681
    Zenrin Co., Ltd...................................   5,700      117,770
    Zensho Holdings Co., Ltd..........................  40,500      492,678
    Zeon Corp.........................................  52,000      350,735
    ZERIA Pharmaceutical Co., Ltd.....................   4,200       49,273
    Zojirushi Corp....................................   3,000       42,971
    Zuiko Corp........................................     500       17,213
                                                               ------------
TOTAL JAPAN...........................................          356,355,965
                                                               ------------
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd.................................... 120,000       72,435
    Affin Holdings Bhd................................ 109,590       57,130
    AirAsia Bhd....................................... 453,200      155,779
*   Alam Maritim Resources Bhd........................ 106,700       10,103
    Alliance Financial Group Bhd...................... 293,300      241,111
    AMMB Holdings Bhd................................. 321,200      338,246
    APM Automotive Holdings Bhd.......................  34,700       32,218
    Astro Malaysia Holdings Bhd.......................  35,600       23,969
    Axiata Group Bhd.................................. 141,577      191,688
    Batu Kawan Bhd....................................  30,000      127,768
    Benalec Holdings Bhd..............................  48,000        6,196
    Berjaya Auto Bhd..................................  22,100       11,573
#   Berjaya Corp. Bhd................................. 857,000       75,627
*   Berjaya Land Bhd..................................  76,000       12,971
    Berjaya Sports Toto Bhd...........................  97,159       73,232
    BIMB Holdings Bhd................................. 110,500       92,688
    Bonia Corp. Bhd...................................  82,000       13,797
    Boustead Holdings Bhd............................. 112,704      105,719
    Boustead Plantations Bhd..........................  22,500        8,077
    British American Tobacco Malaysia Bhd.............   8,100      113,036
#*  Bumi Armada Bhd................................... 421,400      106,208
    Bursa Malaysia Bhd................................  60,400      121,699
#   Cahya Mata Sarawak Bhd............................ 134,100      167,057
    Carlsberg Brewery Malaysia Bhd Class B............  30,500       85,893
    CB Industrial Product Holding Bhd................. 102,800       49,833
    CIMB Group Holdings Bhd........................... 346,970      348,133
    Coastal Contracts Bhd.............................  42,800       16,804
    CSC Steel Holdings Bhd............................  47,300       13,819

                                     1710

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
MALAYSIA -- (Continued)
    Cypark Resources Bhd..............................  22,100 $  8,918
    Dayang Enterprise Holdings Bhd....................  54,439   14,908
#   Dialog Group Bhd.................................. 390,658  149,236
#   DiGi.Com Bhd......................................  61,000   71,802
    DKSH Holdings Malaysia Bhd........................  22,800   22,160
    DRB-Hicom Bhd..................................... 336,400   84,547
    Dutch Lady Milk Industries Bhd....................   2,400   27,615
*   Eastern & Oriental Bhd............................ 218,229   76,710
*   Eco World Development Group Bhd................... 121,800   37,943
*   Evergreen Fibreboard Bhd.......................... 210,750   62,708
    Felda Global Ventures Holdings Bhd................ 314,600  131,065
    Gadang Holdings Bhd...............................  78,500   41,468
#   Gamuda Bhd........................................ 209,400  230,767
    Genting Bhd....................................... 132,500  251,838
    Genting Malaysia Bhd.............................. 149,900  161,795
    Genting Plantations Bhd...........................   9,300   25,604
    Globetronics Technology Bhd.......................  37,900   49,965
    Glomac Bhd........................................  86,600   17,383
    Guinness Anchor Bhd...............................  23,000   73,877
#   HAP Seng Consolidated Bhd......................... 242,580  420,876
    Hap Seng Plantations Holdings Bhd.................  72,400   40,773
#   Hartalega Holdings Bhd............................  64,000   83,253
    Hock Seng LEE Bhd.................................  55,900   26,302
    Hong Leong Bank Bhd...............................  71,432  225,620
    Hong Leong Financial Group Bhd....................  45,453  151,511
    Hong Leong Industries Bhd.........................  31,400   40,718
    Hua Yang Bhd......................................  48,800   21,213
    IJM Corp. Bhd..................................... 983,720  819,206
    IJM Plantations Bhd...............................  72,500   62,894
    Inari Amertron Bhd................................  64,546   50,378
    Insas Bhd......................................... 128,000   21,231
    IOI Corp. Bhd.....................................  81,326   95,310
    IOI Properties Group Bhd..........................  29,180   15,023
*   Iris Corp. Bhd.................................... 271,500   12,818
*   Iskandar Waterfront City Bhd......................  91,000   18,454
#   Jaya Tiasa Holdings Bhd...........................  89,500   31,403
    JCY International Bhd............................. 139,200   23,607
*   Kian JOO CAN Factory Bhd..........................  56,700   44,168
    KLCCP Stapled Group...............................  52,600   88,927
#*  KNM Group Bhd..................................... 535,830   64,000
    Kossan Rubber Industries..........................  59,300  101,586
#   KPJ Healthcare Bhd................................  66,550   69,372
#   KSL Holdings Bhd.................................. 149,692   45,810
    Kuala Lumpur Kepong Bhd...........................  27,100  156,331
    Kulim Malaysia Bhd................................ 119,700  109,325
    Kumpulan Perangsang Selangor Bhd..................  43,300   10,771
#   Lafarge Malaysia Bhd..............................  54,000  119,419
    Land & General Bhd................................ 224,700   19,008
*   Landmarks Bhd.....................................  74,700   17,457
    LBS Bina Group Bhd................................  88,200   28,905
    Lingkaran Trans Kota Holdings Bhd.................  39,000   47,106
*   Lion Industries Corp. Bhd......................... 118,500    6,603
    LPI Capital Bhd...................................  12,720   47,794

                                     1711

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
MALAYSIA -- (Continued)
    Magnum Bhd........................................  70,400 $ 41,886
    Mah Sing Group Bhd................................ 620,440  191,559
#   Malayan Banking Bhd............................... 351,537  728,081
    Malaysia Airports Holdings Bhd.................... 145,492  203,633
    Malaysia Building Society Bhd.....................  94,214   32,910
#   Malaysian Bulk Carriers Bhd.......................  65,400   11,292
    Malaysian Pacific Industries Bhd..................  25,375   49,677
#   Malaysian Resources Corp. Bhd..................... 395,950  111,889
    Malton Bhd........................................  43,400    7,392
    Matrix Concepts Holdings Bhd......................  51,800   29,585
    Maxis Bhd.........................................  54,500   75,278
    MBM Resources Bhd.................................   9,610    5,199
    Media Prima Bhd................................... 173,900   53,629
    Mega First Corp. Bhd..............................  18,600   10,203
    MISC Bhd..........................................  78,080  165,328
    Mitrajaya Holdings Bhd............................ 126,000   34,898
    MK Land Holdings Bhd.............................. 131,800   11,483
    MKH Bhd...........................................  67,480   34,843
    MMC Corp. Bhd..................................... 284,000  126,974
*   MNRB Holdings Bhd.................................  17,800   13,044
*   Mudajaya Group Bhd................................  54,900   15,978
    Muhibbah Engineering M Bhd........................ 115,700   63,529
*   Mulpha International Bhd.......................... 518,800   31,374
    My EG Services Bhd................................ 194,000  107,217
    Naim Holdings Bhd.................................  48,600   28,529
    Nestle Malaysia Bhd...............................   2,400   42,757
    Oldtown Bhd.......................................  93,900   36,760
    Oriental Holdings Bhd.............................   6,200    9,853
    Padini Holdings Bhd............................... 269,400  130,979
    Pantech Group Holdings Bhd........................  52,217    7,134
    Paramount Corp. Bhd...............................  32,600   12,287
*   Parkson Holdings Bhd.............................. 209,432   49,287
*   Perisai Petroleum Teknologi Bhd................... 389,200   27,053
    Petronas Chemicals Group Bhd...................... 153,700  266,826
    Petronas Dagangan Bhd.............................  17,100  105,213
    Petronas Gas Bhd..................................  25,100  138,901
    Pharmaniaga Bhd...................................  29,900   44,319
    Pos Malaysia Bhd.................................. 110,100   59,953
    PPB Group Bhd.....................................  59,840  239,667
    Press Metal Bhd................................... 122,800   55,285
    Protasco Bhd......................................  96,000   33,545
    Public Bank Bhd...................................  88,140  391,126
    Puncak Niaga Holdings Bhd.........................  15,500    4,195
    QL Resources Bhd..................................  84,050   92,263
    RCE Capital Bhd................................... 301,100   18,629
    RHB Capital Bhd...................................  59,641   78,419
    Salcon Bhd........................................ 181,700   25,516
#   Sapurakencana Petroleum Bhd....................... 330,643  151,422
    Sarawak Oil Palms Bhd.............................  31,000   30,542
    Scientex Bhd......................................  24,000   60,758
*   Scomi Energy Services Bhd......................... 213,100   11,372
*   Scomi Group Bhd................................... 335,900   13,057

                                     1712

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
MALAYSIA -- (Continued)
    Selangor Properties Bhd...........................    24,800 $    32,285
    Shangri-La Hotels Malaysia Bhd....................     6,900       9,480
*   Shell Refining Co. Federation of Malaya Bhd.......    15,500      18,487
#   Sime Darby Bhd....................................   161,919     314,784
    SP Setia Bhd Group................................    52,243      36,494
    Star Media Group Bhd..............................    50,500      28,341
*   Sumatec Resources Bhd.............................   598,000      17,524
    Sunway Bhd........................................   219,800     156,240
*   Sunway Construction Group Bhd.....................    21,980       7,215
    Supermax Corp. Bhd................................    95,200      68,283
    Suria Capital Holdings Bhd........................    16,100       8,705
#   Syarikat Takaful Malaysia Bhd.....................    60,000      54,675
    Ta Ann Holdings Bhd...............................    66,881      81,013
    TA Enterprise Bhd.................................   333,600      41,860
    Taliworks Corp. Bhd...............................    90,300      30,452
    Tambun Indah Land Bhd.............................    80,300      24,569
    TAN Chong Motor Holdings Bhd......................   100,000      63,674
    TDM Bhd...........................................   124,400      20,205
    Telekom Malaysia Bhd..............................   103,348     162,231
    Tenaga Nasional Bhd...............................    71,550     234,732
    Top Glove Corp. Bhd...............................   209,600     274,180
#   Tropicana Corp. Bhd...............................    45,179      10,799
    TSH Resources Bhd.................................   164,100      80,351
    Tune Protect Group Bhd............................    43,500      12,158
    Uchi Technologies Bhd.............................    34,000      12,880
    UEM Edgenta Bhd...................................    98,900      74,721
    UEM Sunrise Bhd...................................   449,458     107,325
    UMW Holdings Bhd..................................   136,500     231,239
*   UMW Oil & Gas Corp. Bhd...........................    35,300       8,758
    Unisem M Bhd......................................   147,200      69,656
    United Plantations Bhd............................    11,300      67,741
    UOA Development Bhd...............................    49,900      24,892
*   Uzma Bhd..........................................    60,100      25,694
    VS Industry Bhd...................................   263,500      85,412
    Wah Seong Corp. Bhd...............................    72,098      14,712
#   WCT Holdings Bhd..................................   321,990     128,387
    WTK Holdings Bhd..................................    72,500      24,332
    Yinson Holdings Bhd...............................    37,600      24,712
*   YNH Property Bhd..................................   102,638      44,765
    YTL Corp. Bhd..................................... 1,453,783     547,370
    YTL Power International Bhd.......................   196,350      69,570
    Zhulian Corp. Bhd.................................    45,600      15,481
                                                                 -----------
TOTAL MALAYSIA........................................            15,039,202
                                                                 -----------
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A.......................   588,810   1,096,933
    Alpek S.A.B. de C.V...............................   100,529     129,695
#   Alsea S.A.B. de C.V...............................   113,347     402,702
    America Movil S.A.B. de C.V. Series L.............   494,914     349,812
    America Movil S.A.B. de C.V. Series L ADR.........    23,684     334,892
    Arca Continental S.A.B. de C.V....................   114,633     688,642
*   Axtel S.A.B. de C.V...............................   301,200     133,348
#   Banregio Grupo Financiero S.A.B. de C.V...........    85,788     404,020

                                     1713

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
MEXICO -- (Continued)
    Bolsa Mexicana de Valores S.A.B. de C.V...........    63,291 $   86,015
*   Cemex S.A.B. de C.V............................... 1,458,253    658,466
    Coca-Cola Femsa S.A.B. de C.V. Series L...........     7,700     54,200
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     4,452    312,263
    Consorcio ARA S.A.B. de C.V. Series *.............   208,133     61,392
    Corp. Inmobiliaria Vesta S.A.B. de C.V............    91,961    131,824
    Corp. Moctezuma S.A.B. de C.V. Series *...........    73,800    211,723
    Credito Real S.A.B. de C.V. SOFOM ER..............    36,910     77,736
#*  Empresas ICA S.A.B. de C.V........................   117,564     31,372
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR.........    16,200     16,524
*   Financiera Independencia SAB de C.V. SOFOM ENR....    32,800      5,968
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................    21,098  2,000,512
*   Genomma Lab Internacional S.A.B. de C.V. Class B..   238,441    160,777
    Gentera S.A.B. de C.V.............................   285,396    512,014
    Gruma S.A.B. de C.V. Class B......................    70,384  1,060,936
*   Grupo Aeromexico S.A.B. de C.V....................    63,856    139,768
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V.............................................    34,200    158,916
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................     9,537    801,490
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................    24,482    206,179
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR.............................................     5,100    697,170
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B.........................................     2,400     32,842
*   Grupo Bimbo S.A.B. de C.V. Series A...............   157,200    438,984
    Grupo Carso S.A.B. de C.V. Series A1..............    97,100    392,624
    Grupo Cementos de Chihuahua S.A.B. de C.V.........     1,100      2,648
    Grupo Comercial Chedraui S.A. de C.V..............    76,693    200,424
    Grupo Elektra S.A.B. de C.V.......................       634     11,934
*   Grupo Famsa S.A.B. de C.V. Class A................    66,508     47,522
    Grupo Financiero Banorte S.A.B. de C.V............   197,896  1,031,064
    Grupo Financiero Inbursa S.A.B. de C.V............   195,740    315,878
    Grupo Financiero Interacciones SA de C.V..........    23,264    125,056
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................   151,808    234,352
    Grupo Herdez S.A.B. de C.V. Series *..............    58,212    139,546
    Grupo Lamosa S.A.B. de C.V........................    34,927     70,286
    Grupo Mexico S.A.B. de C.V. Series B..............   411,837    798,800
*   Grupo Pochteca S.A.B. de C.V......................     3,616      2,356
    Grupo Sanborns S.A.B. de C.V......................    32,918     42,650
*   Grupo Simec S.A.B. de C.V. Series B...............    30,216     63,888
*   Grupo Simec S.A.B. de C.V. Sponsored ADR..........     1,049      6,535
    Grupo Televisa S.A.B. Series CPO..................    73,269    388,002
    Grupo Televisa S.A.B. Sponsored ADR...............    23,672    626,835
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................   126,300    150,548
    Industrias Bachoco S.A.B. de C.V. ADR.............       742     32,143
    Industrias Bachoco S.A.B. de C.V. Series B........    56,734    204,724
*   Industrias CH S.A.B. de C.V. Series B.............    67,813    199,090
    Industrias Penoles S.A.B. de C.V..................     5,130     48,925
    Infraestructura Energetica Nova S.A.B. de C.V.....    20,968     82,322
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...   235,012    560,911
*   La Comer S.A.B. de C.V............................   137,995    123,252
*   Maxcom Telecomunicaciones S.A.B. de C.V...........    53,100      2,424
    Megacable Holdings S.A.B. de C.V..................    76,369    279,156
    Mexichem S.A.B. de C.V............................   261,964    540,169
*   Minera Frisco S.A.B. de C.V.......................    70,600     31,334
*   OHL Mexico S.A.B. de C.V..........................    19,400     18,172

                                     1714

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
MEXICO -- (Continued)
*   Organizacion Soriana S.A.B. de C.V. Class B....... 155,527 $   333,558
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................  34,957     401,786
*   Qualitas Controladora S.A.B. de C.V...............  36,600      40,358
*   Telesites SAB de CV...............................  48,429      29,371
    TV Azteca S.A.B. de C.V........................... 202,217      22,744
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............  84,222          51
    Vitro S.A.B. de C.V. Series A.....................   7,884      22,907
    Wal-Mart de Mexico S.A.B. de C.V.................. 155,904     391,356
                                                               -----------
TOTAL MEXICO..........................................          19,412,816
                                                               -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV............................  36,955   1,167,218
    Accell Group......................................   9,451     191,915
    Aegon NV(007924103)...............................  84,395     479,362
    Aegon NV(5927375).................................  48,913     276,602
    AFC Ajax NV.......................................     546       4,951
    Akzo Nobel NV.....................................  49,493   3,174,825
    Akzo Nobel NV Sponsored ADR.......................   1,500      32,130
    AMG Advanced Metallurgical Group NV...............   9,178      83,643
    Amsterdam Commodities NV..........................   6,538     159,980
*   APERAM SA.........................................  20,072     627,048
    Arcadis NV........................................  21,828     292,715
    ArcelorMittal(B03XPL1)............................  13,068      49,577
#   ArcelorMittal(B295F26)............................  88,034     336,290
    ASM International NV..............................  14,751     587,543
    ASML Holding NV...................................   9,664     887,496
    BE Semiconductor Industries NV....................  11,114     225,232
    Beter Bed Holding NV..............................   5,444     126,989
    BinckBank NV......................................  20,989     167,377
    Boskalis Westminster..............................  29,642   1,167,695
    Brunel International NV...........................   6,552     109,912
    Corbion NV........................................  24,222     538,479
    Delta Lloyd NV....................................  73,653     435,711
*   Fugro NV..........................................  22,625     333,349
    Gemalto NV........................................  12,786     768,327
*   Heijmans NV.......................................   7,697      59,352
    Heineken NV.......................................   8,080     701,604
    Hunter Douglas NV.................................     788      31,632
    ING Groep NV Sponsored ADR........................ 157,227   1,822,261
    KAS Bank NV.......................................   4,269      45,533
    Kendrion NV.......................................   4,432     104,012
    Koninklijke Ahold NV.............................. 130,183   2,944,704
    Koninklijke Ahold NV Sponsored ADR................     369       8,348
*   Koninklijke BAM Groep NV..........................  97,240     522,497
    Koninklijke DSM NV................................  51,138   2,478,761
    Koninklijke KPN NV................................ 708,216   2,740,548
    Koninklijke Philips NV(500472303).................  70,011   1,867,893
    Koninklijke Philips NV(5986622)...................  34,916     929,803
    Koninklijke Vopak NV..............................  23,994   1,043,628
    Nederland Apparatenfabriek........................     514      16,670
    NN Group NV.......................................  21,881     741,306
*   Ordina NV.........................................  31,120      32,911
*   PostNL NV......................................... 114,016     414,915

                                     1715

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    Randstad Holding NV...............................  31,876 $ 1,736,565
    RELX NV...........................................  60,337   1,006,811
    RELX NV Sponsored ADR.............................  12,919     216,526
*   SBM Offshore NV...................................  80,084   1,057,195
    Sligro Food Group NV..............................   6,414     235,097
*   SNS Reaal NV......................................  38,309          --
*   Telegraaf Media Groep NV..........................   4,962      20,304
    TKH Group NV......................................  12,901     479,457
    TNT Express NV.................................... 161,511   1,377,842
*   TomTom NV.........................................  14,193     147,276
    Unilever NV(904784709)............................  33,228   1,475,655
    Unilever NV(B12T3J1)..............................  13,702     601,234
    USG People NV.....................................  19,791     369,360
    Wessanen..........................................  12,173     103,348
    Wolters Kluwer NV.................................  70,283   2,393,378
                                                               -----------
TOTAL NETHERLANDS.....................................          39,950,792
                                                               -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd..................................  18,321      22,367
    Air New Zealand, Ltd.............................. 219,465     421,033
    Auckland International Airport, Ltd............... 241,092     869,800
*   Chorus, Ltd....................................... 116,510     284,057
*   Chorus, Ltd. ADR..................................   2,187      26,452
    Contact Energy, Ltd............................... 113,590     339,535
*   Diligent Corp.....................................   9,276      36,078
    Ebos Group, Ltd...................................  13,932     121,771
    Fisher & Paykel Healthcare Corp., Ltd.............  88,801     499,197
    Fletcher Building, Ltd.(6341606).................. 134,212     601,676
    Fletcher Building, Ltd.(6341617)..................  12,299      55,184
    Freightways, Ltd..................................  30,285     124,871
    Genesis Energy, Ltd...............................  90,815     112,052
    Hallenstein Glasson Holdings, Ltd.................     609       1,296
    Heartland New Zealand, Ltd........................  13,478      10,839
    Infratil, Ltd.....................................  73,154     147,112
    Kathmandu Holdings, Ltd...........................   9,448       9,342
    Mainfreight, Ltd..................................  21,978     212,346
    Metlifecare, Ltd..................................  37,464     107,443
    Mighty River Power, Ltd...........................  96,051     165,513
    New Zealand Oil & Gas, Ltd........................  51,054      13,795
    New Zealand Refining Co., Ltd. (The)..............  51,054     122,805
    Nuplex Industries, Ltd............................  63,072     170,048
    NZX, Ltd..........................................  14,855      10,038
    PGG Wrightson, Ltd................................   8,757       2,332
    Port of Tauranga, Ltd.............................  16,991     205,914
    Restaurant Brands New Zealand, Ltd................   7,686      21,065
    Ryman Healthcare, Ltd.............................  13,385      69,874
    Sanford, Ltd......................................  12,229      45,238
    SKY Network Television, Ltd....................... 112,753     334,900
    SKYCITY Entertainment Group, Ltd.................. 196,617     596,763
    Spark New Zealand, Ltd............................ 421,958     922,973
    Summerset Group Holdings, Ltd.....................  43,869     113,166
    Tower, Ltd........................................  42,638      50,471
    Trade Me, Ltd..................................... 108,438     282,651

                                     1716

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    TrustPower, Ltd...................................  13,045 $   63,835
    Vector, Ltd.......................................  54,504    114,190
    Warehouse Group, Ltd. (The).......................  43,907     76,322
*   Xero, Ltd.........................................   2,961     32,384
    Z Energy, Ltd.....................................  12,889     56,274
                                                               ----------
TOTAL NEW ZEALAND.....................................          7,473,002
                                                               ----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA....................  85,601     59,278
#*  Akastor ASA.......................................  25,495     25,639
    Aker ASA Class A..................................   8,325    148,237
    Aker Solutions ASA................................  25,495     77,324
    American Shipping Co. ASA.........................   4,970     14,570
*   Archer, Ltd.......................................  10,225      5,356
    Atea ASA..........................................  30,080    244,842
    Austevoll Seafood ASA.............................  33,395    214,279
    Bakkafrost P/F....................................   7,072    235,545
    Bonheur ASA.......................................   2,286     13,258
    Borregaard ASA....................................  11,363     57,669
    BW LPG, Ltd.......................................  23,419    179,817
    BW Offshore, Ltd.................................. 146,716     36,088
*   Deep Sea Supply P.L.C.............................  40,840      5,908
*   Det Norske Oljeselskap ASA........................  43,708    267,020
    DNB ASA...........................................  43,175    520,952
#*  DNO ASA........................................... 107,000     71,691
*   DOF ASA...........................................  10,562      4,705
    Ekornes ASA.......................................   9,692    104,836
    Farstad Shipping ASA..............................   1,296      2,297
*   Fred Olsen Energy ASA.............................   5,732     22,877
    Frontline, Ltd....................................  43,410     95,678
    Gjensidige Forsikring ASA.........................   8,699    138,419
    Golar LNG, Ltd....................................   3,007     55,990
    Grieg Seafood ASA.................................   4,605     15,358
    Hexagon Composites ASA............................  21,960     52,369
    Hoegh LNG Holdings, Ltd...........................   1,777     18,528
*   Kongsberg Automotive ASA.......................... 153,481    104,245
    Kongsberg Gruppen ASA.............................   4,332     69,083
    Kvaerner ASA......................................  58,803     45,784
    Leroy Seafood Group ASA...........................   6,888    264,167
    Marine Harvest ASA................................  23,685    322,804
#*  Nordic Semiconductor ASA..........................  18,887     88,285
    Norsk Hydro ASA................................... 266,678    886,549
    Norsk Hydro ASA Sponsored ADR.....................     800      2,624
*   Norske Skogindustrier ASA.........................  49,653     12,634
#*  Norwegian Air Shuttle ASA.........................   4,346    132,088
#   Ocean Yield ASA...................................  14,899    103,248
*   Odfjell SE Class A................................   2,716      7,539
#   Opera Software ASA................................  27,392    140,222
#   Petroleum Geo-Services ASA........................  87,100    265,796
    Prosafe SE........................................  87,005    141,766
*   Q-Free ASA........................................   7,742      8,475
*   REC Silicon ASA................................... 693,725    106,425
    Salmar ASA........................................   8,154    160,774

                                     1717

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
NORWAY -- (Continued)
    Schibsted ASA Class A.............................     3,700 $   108,599
*   Schibsted ASA Class B.............................     3,700     104,053
#*  Seadrill, Ltd.(B0HWHV8)...........................    66,958     138,603
#*  Seadrill, Ltd.(B09RMQ1)...........................    11,860      25,575
    Solstad Offshore ASA..............................       465         926
*   Songa Offshore....................................    71,183       7,272
    SpareBank 1 SMN...................................    19,156     103,861
    SpareBank 1 SR-Bank ASA...........................    45,651     188,950
    Statoil ASA.......................................    94,291   1,290,228
#   Statoil ASA Sponsored ADR.........................    50,912     692,403
    Stolt-Nielsen, Ltd................................     9,886     113,532
*   Storebrand ASA....................................    99,505     405,310
*   Subsea 7 SA.......................................    69,917     418,672
    Telenor ASA.......................................    29,211     476,496
    TGS Nopec Geophysical Co. ASA.....................    35,152     509,433
    Tomra Systems ASA.................................    30,975     300,716
    Veidekke ASA......................................    16,742     209,729
    Wilh Wilhelmsen ASA...............................    22,907      86,055
    Wilh Wilhelmsen Holding ASA Class A...............     3,841      56,040
    Yara International ASA............................    15,955     604,850
                                                                 -----------
TOTAL NORWAY..........................................            11,392,341
                                                                 -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR........................     3,386      21,231
    Credicorp, Ltd....................................     3,175     321,818
    Grana y Montero SAA Sponsored ADR.................    10,766      23,685
                                                                 -----------
TOTAL PERU............................................               366,734
                                                                 -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc......................    96,000     118,036
    Aboitiz Power Corp................................   185,200     162,111
    Alliance Global Group, Inc........................   568,200     176,793
*   Atlas Consolidated Mining & Development Corp......   113,900       9,599
    Ayala Corp........................................    11,560     165,545
    Ayala Land, Inc...................................   233,300     154,818
    Bank of the Philippine Islands....................    40,205      74,126
    BDO Unibank, Inc..................................   193,725     416,685
    Belle Corp........................................   564,800      28,222
    Bloomberry Resorts Corp...........................   556,700      48,121
    Cebu Air, Inc.....................................    72,700     117,898
    Century Properties Group, Inc.....................   730,005       7,670
    China Banking Corp................................    87,336      63,528
    D&L Industries, Inc...............................   405,200      69,164
    DMCI Holdings, Inc................................   862,650     207,509
    EEI Corp..........................................   181,100      21,313
    Emperador, Inc....................................   194,100      29,962
*   Empire East Land Holdings, Inc.................... 1,000,000      16,641
    Energy Development Corp........................... 2,480,900     287,154
    Filinvest Land, Inc............................... 2,734,000      85,192
    First Gen Corp....................................   225,500      87,392
    First Philippine Holdings Corp....................    96,560     113,350
    Globe Telecom, Inc................................     5,830     229,083

                                     1718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
PHILIPPINES -- (Continued)
    GT Capital Holdings, Inc..........................     4,030 $  109,569
    International Container Terminal Services, Inc....    91,130    116,721
    JG Summit Holdings, Inc...........................    75,950    107,226
    Jollibee Foods Corp...............................    30,800    133,110
*   Lepanto Consolidated Mining Co....................   269,000      1,024
    Lopez Holdings Corp...............................   713,700     77,934
    LT Group, Inc.....................................   266,700     89,161
    Manila Electric Co................................    11,290     73,628
    Manila Water Co., Inc.............................   220,300    112,584
    Megaworld Corp.................................... 2,671,000    201,507
*   Melco Crown Philippines Resorts Corp..............   425,000     20,323
    Metro Pacific Investments Corp.................... 1,038,000    120,431
    Metropolitan Bank & Trust Co......................     9,762     14,586
    Pepsi-Cola Products Philippines, Inc..............   343,700     21,387
    Philippine Long Distance Telephone Co.............     1,650     77,099
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     1,000     46,920
*   Philippine National Bank..........................    95,595    100,463
    Philippine Stock Exchange, Inc. (The).............       312      1,768
    Philweb Corp......................................    57,200     24,060
    Puregold Price Club, Inc..........................    85,700     59,360
    RFM Corp..........................................   196,000     15,636
    Rizal Commercial Banking Corp.....................    90,960     62,730
    Robinsons Land Corp...............................   401,900    211,758
    Robinsons Retail Holdings, Inc....................    51,200     63,786
    San Miguel Corp...................................    79,630    122,133
    Security Bank Corp................................    80,544    240,739
    Semirara Mining & Power Corp......................    47,880    119,799
    SM Investments Corp...............................     3,270     57,191
    SM Prime Holdings, Inc............................   136,926     61,247
*   Top Frontier Investment Holdings, Inc.............     3,465      7,637
    Trans-Asia Oil & Energy Development Corp..........   357,000     15,777
    Union Bank of the Philippines.....................    70,785     84,501
    Universal Robina Corp.............................    67,390    274,101
    Vista Land & Lifescapes, Inc...................... 1,418,100    111,922
                                                                 ----------
TOTAL PHILIPPINES.....................................            5,647,730
                                                                 ----------
POLAND -- (0.3%)
*   Agora SA..........................................     8,317     23,417
*   Alior Bank SA.....................................     9,259    137,026
*   AmRest Holdings SE................................     2,020     91,847
    Asseco Poland SA..................................    11,064    152,632
    Bank Handlowy w Warszawie SA......................     1,501     27,592
*   Bank Millennium SA................................   134,769    178,580
    Bank Pekao SA.....................................     1,979     66,584
*   Bank Zachodni WBK SA..............................     1,804    115,693
*   Bioton SA.........................................     9,806     27,345
    Boryszew SA.......................................    30,133     31,751
    Budimex SA........................................     2,209    104,095
    CCC SA............................................     2,271     66,594
*   CD Projekt Red SA.................................     8,254     46,804
*   Ciech SA..........................................    10,050    192,685
*   Cyfrowy Polsat SA.................................    24,429    128,992
    Emperia Holding SA................................     2,574     42,221

                                     1719

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
POLAND -- (Continued)
    Enea SA...........................................     35,913 $  103,597
    Energa SA.........................................      8,241     27,394
    Eurocash SA.......................................     13,468    182,327
*   Famur SA..........................................      6,474      2,647
*   Farmacol SA.......................................      2,588     34,977
*   Getin Holding SA..................................     65,107     21,353
*   Getin Noble Bank SA...............................    326,189     36,134
*   Grupa Azoty SA....................................      6,113    155,018
    Grupa Kety SA.....................................      2,152    146,545
*   Grupa Lotos SA....................................     27,538    173,115
*   Impexmetal SA.....................................     16,373      8,161
    ING Bank Slaski SA................................      4,367    116,900
    Inter Cars SA.....................................      1,704     97,012
    Kernel Holding SA.................................     19,833    218,682
    KGHM Polska Miedz SA..............................     32,315    457,449
    Kopex SA..........................................      7,393      6,106
    KRUK SA...........................................        396     15,888
*   LC Corp. SA.......................................     51,834     21,771
    LPP SA............................................         85    111,977
    Lubelski Wegiel Bogdanka SA.......................      1,646     12,433
*   mBank SA..........................................      1,468    113,822
    Netia SA..........................................     88,492    121,079
    Neuca SA..........................................        155     12,409
    Orange Polska SA..................................     70,702    112,498
    Orbis SA..........................................      4,643     72,539
    Pelion SA.........................................      1,918     25,296
    PGE Polska Grupa Energetyczna SA..................    125,553    426,754
*   Polnord SA........................................      9,078     27,950
    Polski Koncern Naftowy Orlen SA...................     53,743    824,210
    Polskie Gornictwo Naftowe i Gazownictwo SA........    101,680    129,774
*   Powszechna Kasa Oszczednosci Bank Polski SA.......     35,904    217,443
    Powszechny Zaklad Ubezpieczen SA..................     18,680    148,841
*   Rafako SA.........................................      2,291      4,030
*   Sygnity SA........................................      4,962     10,340
    Synthos SA........................................    180,014    170,883
    Tauron Polska Energia SA..........................    234,657    156,267
*   Trakcja SA........................................     14,934     45,796
    Warsaw Stock Exchange.............................      5,032     42,687
                                                                  ----------
TOTAL POLAND..........................................             6,045,962
                                                                  ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.....................................     42,109    171,093
*   Banco BPI SA......................................    117,003    128,044
*   Banco Comercial Portugues SA Class R.............. 12,552,036    530,987
*   Banco Espirito Santo SA...........................    499,965         --
    CTT-Correios de Portugal SA.......................     21,026    182,645
    EDP - Energias de Portugal SA.....................    150,256    524,703
    EDP Renovaveis SA.................................     41,975    326,129
    Galp Energia SGPS SA..............................     81,676    969,055
    Jeronimo Martins SGPS SA..........................     31,231    435,557
#   Mota-Engil SGPS SA................................     17,204     27,138
    NOS SGPS SA.......................................     69,039    501,013
    Portucel SA.......................................    121,116    405,450

                                     1720

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
PORTUGAL -- (Continued)
    REN - Redes Energeticas Nacionais SGPS SA.........    71,755 $  215,693
*   Sonae Industria SGPS SA........................... 2,616,000     13,362
    Sonae SGPS SA.....................................   347,339    389,514
    Teixeira Duarte SA................................    25,644      8,166
                                                                 ----------
TOTAL PORTUGAL........................................            4,828,549
                                                                 ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd.................................    12,702     20,775
*   Exillon Energy P.L.C..............................     3,012      3,477
    Gazprom PAO Sponsored ADR.........................   383,157  1,384,291
*   Globaltrans Investment P.L.C......................    12,202     47,720
    LUKOIL PJSC.......................................     4,384    149,148
    Magnitogorsk Iron & Steel Works OJSC GDR..........    38,822    123,440
*   Mail.ru Group, Ltd. GDR...........................     1,529     33,288
*   Mechel Sponsored ADR..............................    16,260     32,520
    MegaFon PJSC GDR..................................     2,709     32,513
    MMC Norilsk Nickel PJSC ADR.......................     9,287    107,607
    NOVATEK OAO GDR...................................       838     72,827
    Novolipetsk Steel AO GDR..........................    16,393    142,517
    Phosagro OAO GDR..................................     4,488     53,400
*   PIK Group PJSC GDR................................    13,885     38,255
    Rosneft OAO GDR...................................    56,263    202,169
    Rostelecom PJSC Sponsored ADR.....................     5,104     33,948
    RusHydro PJSC ADR.................................   218,605    191,868
    Sberbank of Russia PJSC Sponsored ADR.............    96,521    534,394
    Severstal PAO GDR.................................    15,052    122,109
    Tatneft PAO Sponsored ADR.........................    24,677    673,707
    TMK PAO GDR.......................................     3,193      8,788
    VimpelCom, Ltd. Sponsored ADR.....................    49,326    162,283
    VTB Bank PJSC GDR.................................    24,916     46,972
*   X5 Retail Group NV GDR............................    12,244    226,407
                                                                 ----------
TOTAL RUSSIA..........................................            4,444,423
                                                                 ----------
SINGAPORE -- (0.9%)
*   Abterra, Ltd......................................    32,000     11,113
    Amara Holdings, Ltd...............................    25,000      6,930
    ASL Marine Holdings, Ltd..........................    32,200      7,497
    Aspial Corp., Ltd.................................    58,100     12,036
*   Ausgroup, Ltd.....................................   184,000     14,879
    Banyan Tree Holdings, Ltd.........................    54,000     14,207
*   Biosensors International Group, Ltd...............   466,600    252,989
    Bonvests Holdings, Ltd............................    22,000     18,336
*   Boustead Projects, Ltd............................    15,189      7,201
    Boustead Singapore, Ltd...........................    86,133     48,009
    Breadtalk Group, Ltd..............................    27,000     19,600
*   Broadway Industrial Group, Ltd....................    55,533      6,348
    Bukit Sembawang Estates, Ltd......................    22,000     67,787
*   Bund Center Investment, Ltd.......................   259,000     30,322
    CapitaLand, Ltd...................................   152,500    331,505
    Centurion Corp., Ltd..............................    35,000      8,780
    China Aviation Oil Singapore Corp., Ltd...........    33,600     15,375
*   China Everbright Water, Ltd.......................   127,600     42,441

                                     1721

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
    China Merchants Holdings Pacific, Ltd.............   158,995 $   87,937
    Chip Eng Seng Corp., Ltd..........................   230,000    104,599
    City Developments, Ltd............................    27,000    132,445
    ComfortDelGro Corp., Ltd..........................   235,000    469,595
#   Cosco Corp. Singapore, Ltd........................   376,000     89,588
    CSE Global, Ltd...................................   225,000     69,591
#   CWT, Ltd..........................................   119,200    154,063
    Dairy Farm International Holdings, Ltd............    15,400     95,471
    DBS Group Holdings, Ltd...........................   132,383  1,316,064
*   Del Monte Pacific, Ltd............................   179,159     44,339
#   Dyna-Mac Holdings, Ltd............................   150,000     14,274
    Elec & Eltek International Co., Ltd...............     5,000      3,138
    Eu Yan Sang International, Ltd....................    10,000      2,977
#   Ezion Holdings, Ltd...............................   547,580    201,061
#*  Ezra Holdings, Ltd................................   767,465     31,120
    Falcon Energy Group, Ltd..........................    66,000      8,167
    Far East Orchard, Ltd.............................    34,076     35,155
    First Resources, Ltd..............................   163,000    200,781
*   FJ Benjamin Holdings, Ltd.........................    34,000      1,880
*   Food Empire Holdings, Ltd.........................    19,000      2,743
    Fragrance Group, Ltd..............................   206,000     27,063
    Frasers Centrepoint, Ltd..........................    10,900     12,644
*   Gallant Venture, Ltd..............................   119,000     18,436
    Genting Singapore P.L.C...........................   192,700     96,116
    GL, Ltd...........................................   132,000     79,991
    Global Logistic Properties, Ltd...................    98,000    116,147
    Global Premium Hotels, Ltd........................    11,680      2,390
*   GMG Global, Ltd...................................   123,600     26,936
    Golden Agri-Resources, Ltd........................ 1,289,200    337,711
    Great Eastern Holdings, Ltd.......................     4,000     56,306
    GuocoLand, Ltd....................................    69,666     83,031
    Hi-P International, Ltd...........................   139,000     39,904
    Hiap Hoe, Ltd.....................................    39,000     18,760
    Ho Bee Land, Ltd..................................    78,800    104,132
    Hong Fok Corp., Ltd...............................   109,200     53,067
    Hong Leong Asia, Ltd..............................    42,000     22,650
    Hongkong Land Holdings, Ltd.......................    14,000     88,212
    Hotel Grand Central, Ltd..........................    37,639     30,787
*   HTL International Holdings, Ltd...................    66,000     30,663
    Hutchison Port Holdings Trust..................... 1,067,000    509,819
#   Hyflux, Ltd.......................................   107,900     36,998
    Indofood Agri Resources, Ltd......................   175,000     53,162
*   InnoTek, Ltd......................................    46,000      5,545
    Innovalues, Ltd...................................    36,000     21,430
    Interplex Holdings, Ltd...........................    66,000     36,994
*   Interra Resources, Ltd............................    39,300      1,571
    IPC Corp., Ltd....................................     7,200      9,820
    Jardine Cycle & Carriage, Ltd.....................     8,255    218,111
    k1 Ventures, Ltd..................................    75,000     50,349
    Keppel Corp., Ltd.................................   285,700  1,018,889
#   Keppel Infrastructure Trust.......................   322,657    104,430
    Keppel Telecommunications & Transportation, Ltd...    14,500     14,490
    Koh Brothers Group, Ltd...........................    48,000      9,124

                                     1722

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
    KSH Holdings, Ltd.................................    52,800 $   18,722
    Lian Beng Group, Ltd..............................   154,500     46,146
*   Linc Energy, Ltd..................................    21,321      1,293
    Low Keng Huat Singapore, Ltd......................    66,000     26,998
    M1, Ltd...........................................    47,000     76,432
*   Marco Polo Marine, Ltd............................    72,000      9,606
    Mermaid Maritime PCL..............................   142,000     12,024
    Mewah International, Inc..........................    80,000     16,409
    Midas Holdings, Ltd...............................   237,000     42,667
    Nam Cheong, Ltd...................................   302,000     21,695
#*  Neptune Orient Lines, Ltd.........................   324,100    282,065
    Nera Telecommunications, Ltd......................    53,000     22,619
#   Noble Group, Ltd.................................. 1,264,300    279,443
    Olam International, Ltd...........................   138,000    157,758
#   OSIM International, Ltd...........................   102,200     73,147
*   OUE Hospitality Trust.............................         1         --
    OUE, Ltd..........................................   121,500    140,922
    Oversea-Chinese Banking Corp., Ltd................   278,582  1,558,969
    Oxley Holdings, Ltd...............................    80,000     23,726
    Pan-United Corp., Ltd.............................    43,000     17,893
    Penguin International, Ltd........................   125,000     11,774
    Petra Foods, Ltd..................................     7,000     11,360
    Q&M Dental Group Singapore, Ltd...................    60,300     28,698
    QAF, Ltd..........................................    36,907     26,877
    Raffles Education Corp., Ltd......................   110,370     18,570
    Raffles Medical Group, Ltd........................    59,471    169,836
    Religare Health Trust.............................    93,300     61,750
    Rotary Engineering, Ltd...........................    55,000     11,811
    SATS, Ltd.........................................   135,870    371,719
    SBS Transit, Ltd..................................    11,500     15,766
#   SembCorp Industries, Ltd..........................   339,000    604,094
#   SembCorp Marine, Ltd..............................   222,000    245,471
    Sheng Siong Group, Ltd............................   131,200     77,076
    SHS Holdings, Ltd.................................    97,000     18,815
*   SIIC Environment Holdings, Ltd....................   132,800     61,239
    Sim Lian Group, Ltd...............................    42,000     23,654
    Sinarmas Land, Ltd................................   473,600    140,330
    Sing Holdings, Ltd................................    16,000      3,549
    Singapore Airlines, Ltd...........................    97,000    754,618
    Singapore Exchange, Ltd...........................    59,000    293,920
    Singapore Post, Ltd...............................   222,000    208,955
    Singapore Press Holdings, Ltd.....................    87,100    218,632
    Singapore Technologies Engineering, Ltd...........    98,000    198,789
    Singapore Telecommunications, Ltd.................   390,000    967,063
*   Sino Grandness Food Industry Group, Ltd...........   156,000     37,563
#   SMRT Corp., Ltd...................................   144,000    154,699
    Stamford Land Corp., Ltd..........................   150,000     51,453
    StarHub, Ltd......................................    42,800    102,037
    Sunningdale Tech, Ltd.............................    38,000     21,564
*   SunVic Chemical Holdings, Ltd.....................    69,000      6,866
    Super Group, Ltd..................................   166,000     88,539
#*  Swiber Holdings, Ltd..............................   105,749     13,735
    Swissco Holdings, Ltd.............................    57,000      7,783

                                     1723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SINGAPORE -- (Continued)
    Tat Hong Holdings, Ltd............................ 151,000 $    49,564
    Tiong Woon Corp. Holding, Ltd.....................  31,000       3,044
    Tuan Sing Holdings, Ltd........................... 136,107      29,758
    UMS Holdings, Ltd................................. 156,000      55,496
    United Engineers, Ltd............................. 150,600     188,944
    United Industrial Corp., Ltd...................... 109,813     231,989
    United Overseas Bank, Ltd.........................  74,987     953,293
    UOB-Kay Hian Holdings, Ltd........................  73,490      71,578
    UOL Group, Ltd.................................... 102,455     405,896
    UPP Holdings, Ltd.................................  64,000       7,180
#*  Vard Holdings, Ltd................................ 105,300      11,255
    Venture Corp., Ltd................................  22,200     121,628
    Vibrant Group, Ltd................................  38,717       8,477
    Wee Hur Holdings, Ltd............................. 112,500      20,732
    Wilmar International, Ltd.........................  52,400     105,945
    Wing Tai Holdings, Ltd............................ 113,421     122,518
    Yeo Hiap Seng, Ltd................................   7,068       6,476
*   Yongnam Holdings, Ltd.............................  83,250      19,545
                                                               -----------
TOTAL SINGAPORE.......................................          17,586,478
                                                               -----------
SOUTH AFRICA -- (1.5%)
*   Abdee RF, Ltd.....................................   4,879       8,392
    Adcock Ingram Holdings, Ltd.......................  27,649      68,268
    Adcorp Holdings, Ltd..............................  30,200      33,652
    Advtech, Ltd......................................  91,117      80,256
    Aeci, Ltd.........................................  41,125     215,128
*   African Bank Investments, Ltd..................... 160,097         586
    African Oxygen, Ltd...............................  21,153      21,402
    African Rainbow Minerals, Ltd.....................  31,896     115,606
*   Anglo American Platinum, Ltd......................   1,090      16,017
*   AngloGold Ashanti, Ltd............................   2,804      24,210
*   AngloGold Ashanti, Ltd. Sponsored ADR............. 171,502   1,454,337
*   ArcelorMittal South Africa, Ltd...................  22,619       8,662
    Ascendis Health, Ltd..............................  18,774      21,413
    Aspen Pharmacare Holdings, Ltd....................  16,002     272,437
    Assore, Ltd.......................................   5,799      30,168
    Astral Foods, Ltd.................................  14,829      91,361
*   Attacq, Ltd.......................................  62,711      66,693
*   Aveng, Ltd........................................  76,749      11,580
    AVI, Ltd.......................................... 123,756     620,943
    Barclays Africa Group, Ltd........................  56,670     516,917
    Barloworld, Ltd...................................  99,329     445,039
    Bidvest Group, Ltd. (The).........................  63,969   1,477,243
    Blue Label Telecoms, Ltd..........................  72,891      56,484
*   Brait SE..........................................  43,494     453,319
    Capitec Bank Holdings, Ltd........................  14,213     432,870
    Cashbuild, Ltd....................................   8,310     143,517
    Caxton and CTP Publishers and Printers, Ltd.......   3,193       3,130
    City Lodge Hotels, Ltd............................   3,620      33,255
    Clicks Group, Ltd.................................  53,010     290,374
*   Consolidated Infrastructure Group, Ltd............  10,002      16,984
    Coronation Fund Managers, Ltd.....................  32,137     123,895
    DataTec, Ltd......................................  90,498     240,294

                                     1724

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH AFRICA -- (Continued)
    Discovery, Ltd....................................  87,048 $  709,660
    Distell Group, Ltd................................   5,376     53,683
*   Distribution and Warehousing Network, Ltd.........  53,514     16,771
    DRDGOLD, Ltd......................................  84,168     23,616
    EOH Holdings, Ltd.................................  34,170    289,764
*   Eqstra Holdings, Ltd..............................  14,728      2,281
*   Evraz Highveld Steel and Vanadium, Ltd............   4,215         42
    Exxaro Resources, Ltd.............................  20,185     78,112
    Famous Brands, Ltd................................  23,381    171,453
    FirstRand, Ltd.................................... 270,073    766,166
    Foschini Group, Ltd. (The)........................  67,537    527,068
    Gold Fields, Ltd. Sponsored ADR................... 303,492  1,031,873
    Grand Parade Investments, Ltd.....................  20,425      4,834
    Grindrod, Ltd..................................... 161,412    100,853
    Group Five, Ltd...................................  29,546     29,412
    Growthpoint Properties, Ltd.......................  60,188     86,793
*   Harmony Gold Mining Co., Ltd......................  14,209     26,103
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......  97,449    174,434
    Hudaco Industries, Ltd............................  10,278     64,883
    Illovo Sugar, Ltd.................................  95,068    112,759
*   Impala Platinum Holdings, Ltd.....................   7,454     15,572
    Imperial Holdings, Ltd............................  63,126    484,798
    Investec, Ltd.....................................  38,315    249,372
    JSE, Ltd..........................................  14,705    119,820
    KAP Industrial Holdings, Ltd......................  94,649     35,166
    Lewis Group, Ltd..................................  40,038    110,278
    Liberty Holdings, Ltd.............................  37,510    264,329
    Life Healthcare Group Holdings, Ltd............... 170,308    376,193
    Massmart Holdings, Ltd............................  21,152    120,797
    Mediclinic International, Ltd.....................  55,398    421,244
    Merafe Resources, Ltd............................. 389,559     18,457
    Metair Investments, Ltd...........................  52,738     78,176
    MMI Holdings, Ltd................................. 340,322    487,509
    Mondi, Ltd........................................  24,210    400,599
    Mpact, Ltd........................................  45,658    122,780
    Mr. Price Group, Ltd..............................  33,297    343,638
    MTN Group, Ltd.................................... 127,314  1,125,062
    Murray & Roberts Holdings, Ltd.................... 129,849     64,869
    Nampak, Ltd....................................... 176,790    218,592
    Naspers, Ltd. Class N.............................   1,799    227,345
    Nedbank Group, Ltd................................  34,358    408,157
    Netcare, Ltd...................................... 253,546    539,491
*   Northam Platinum, Ltd.............................  75,526    150,345
    Oceana Group, Ltd.................................  11,953     84,276
    Omnia Holdings, Ltd...............................  26,191    194,120
    Peregrine Holdings, Ltd...........................  64,465    111,032
    Pick n Pay Stores, Ltd............................  51,127    189,197
*   Pinnacle Holdings, Ltd............................  38,098     24,604
    Pioneer Foods Group, Ltd..........................  19,187    160,122
    PPC, Ltd.......................................... 145,848    120,926
    PSG Group, Ltd....................................  36,708    422,543
*   Quantum Foods Holdings, Ltd.......................  19,187      2,780
    Raubex Group, Ltd.................................  31,926     28,223

                                     1725

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH AFRICA -- (Continued)
    RCL Foods, Ltd....................................  37,465 $    28,862
    Reunert, Ltd......................................  72,688     294,039
    Sanlam, Ltd....................................... 288,271   1,061,506
    Santam, Ltd.......................................  12,089     135,983
*   Sappi, Ltd........................................ 184,671     841,198
*   Sappi, Ltd. Sponsored ADR.........................  35,009     155,720
    Sasol, Ltd........................................   3,423      90,047
    Sasol, Ltd. Sponsored ADR.........................  61,411   1,596,686
    Shoprite Holdings, Ltd............................  36,188     334,153
    Sibanye Gold, Ltd................................. 238,835     531,613
    Sibanye Gold, Ltd. Sponsored ADR..................  20,552     182,091
    Spar Group, Ltd. (The)............................  37,112     429,164
    Spur Corp., Ltd...................................  10,572      19,318
    Standard Bank Group, Ltd.......................... 111,084     790,916
*   Stefanutti Stocks Holdings, Ltd...................  21,041       4,522
    Steinhoff International Holdings NV............... 314,204   1,509,184
    Sun International, Ltd............................  30,539     150,468
*   Super Group, Ltd.................................. 152,784     375,530
    Telkom SA SOC, Ltd................................  92,081     372,955
    Telkom SA SOC, Ltd. Sponsored ADR.................   1,800      29,092
    Tiger Brands, Ltd.................................  21,031     386,424
    Tiso Blackstar Group SE...........................      86          49
    Tongaat Hulett, Ltd...............................  34,307     192,769
    Trencor, Ltd......................................  20,950      50,023
    Truworths International, Ltd......................  86,997     540,319
    Tsogo Sun Holdings, Ltd........................... 109,137     155,985
    Vodacom Group, Ltd................................  18,968     174,030
    Wilson Bayly Holmes-Ovcon, Ltd....................  19,229     130,225
    Woolworths Holdings, Ltd.......................... 117,532     695,409
                                                               -----------
TOTAL SOUTH AFRICA....................................          30,643,684
                                                               -----------
SOUTH KOREA -- (4.0%)
*   Able C&C Co., Ltd.................................   1,655      32,976
*   Advanced Process Systems Corp.....................   4,039      59,947
*   Aekyung Petrochemical Co., Ltd....................     652      28,119
*   AfreecaTV Co., Ltd................................   1,311      25,777
*   Ahnlab, Inc.......................................     579      32,975
*   AJ Rent A Car Co., Ltd............................   6,524      61,470
*   AK Holdings, Inc..................................   1,291      50,942
#*  Amorepacific Corp.................................   1,320     449,923
*   AMOREPACIFIC Group................................   5,630     705,746
*   Amotech Co., Ltd..................................   3,651      52,218
*   Anapass, Inc......................................   1,105      15,989
*   Asia Cement Co., Ltd..............................     490      37,896
*   ASIA Holdings Co., Ltd............................     778      64,346
*   Asia Paper Manufacturing Co., Ltd.................   1,774      24,131
*   Asiana Airlines, Inc..............................  40,479     155,165
*   AtlasBX Co., Ltd..................................   2,108      69,297
*   AUK Corp..........................................   7,540      14,837
*   Avatec Co., Ltd...................................   4,139      26,351
*   Basic House Co., Ltd. (The).......................   5,201      37,697
*   BH Co., Ltd.......................................   3,736      16,339
*   Bioland, Ltd......................................   1,729      40,861

                                     1726

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Bluecom Co., Ltd..................................  3,526 $ 32,048
*   BNK Financial Group, Inc.......................... 78,148  590,688
*   Bohae Brewery Co., Ltd............................ 17,410   28,745
*   Boryung Medience Co., Ltd.........................  1,631   29,987
*   Boryung Pharmaceutical Co., Ltd...................    827   44,824
*   Bubang Co., Ltd...................................  7,152   24,378
    Bukwang Pharmaceutical Co., Ltd...................  4,662  125,916
*   Byucksan Corp.....................................  4,818   33,734
*   CammSys Corp...................................... 14,666   45,876
*   Capro Corp........................................ 15,677   33,080
    Cell Biotech Co., Ltd.............................    416   23,837
*   Celltrion Pharm, Inc..............................  2,200   31,348
*   Celltrion, Inc....................................  2,775  262,190
*   Chabiotech Co., Ltd...............................  5,500   70,446
*   Chadiostech Co., Ltd..............................  1,052    5,211
    Cheil Worldwide, Inc..............................  9,650  183,533
*   Chemtronics Co., Ltd..............................  2,829   14,936
*   China Great Star International, Ltd............... 36,692   62,427
#*  China Ocean Resources Co., Ltd.................... 31,470   80,232
    Chinyang Holdings Corp............................  6,039   16,033
*   Chong Kun Dang Pharmaceutical Corp................  1,501  182,438
*   CJ CGV Co., Ltd...................................  2,736  310,244
*   CJ CheilJedang Corp...............................  1,826  628,604
*   CJ Corp...........................................  3,789  936,179
*   CJ E&M Corp.......................................  5,469  422,913
*   CJ Freshway Corp..................................    405   26,780
*   CJ Hellovision Co., Ltd...........................  4,495   45,289
*   CJ Korea Express Corp.............................    674  123,984
*   CJ O Shopping Co., Ltd............................  1,355  203,704
#*  Com2uSCorp........................................  1,828  208,584
*   Cosmochemical Co., Ltd............................  3,760   15,817
*   Coway Co., Ltd....................................  5,146  423,468
*   Crown Confectionery Co., Ltd......................    181   89,363
*   Dae Dong Industrial Co., Ltd......................  1,610   12,122
*   Dae Won Chemical Co., Ltd.........................  6,000   15,206
*   Dae Won Kang Up Co., Ltd..........................  9,910   38,224
*   Dae Young Packaging Co., Ltd...................... 26,795   23,339
*   Dae-Il Corp.......................................  7,510   51,727
*   Daechang Co., Ltd................................. 10,260    8,162
*   Daeduck Electronics Co............................ 11,360   75,016
*   Daeduck GDS Co., Ltd..............................  3,358   26,905
*   Daehan Steel Co., Ltd.............................  5,480   35,861
*   Daekyung Machinery & Engineering Co., Ltd.........  4,760    4,298
*   Daelim Industrial Co., Ltd........................  8,179  538,532
*   Daeryuk Can Co., Ltd..............................  3,847   21,727
*   Daesang Corp......................................  5,527  176,085
*   Daesang Holdings Co., Ltd.........................  5,320   76,757
*   Daewon Pharmaceutical Co., Ltd....................  2,237   35,263
*   Daewoo Engineering & Construction Co., Ltd........ 28,310  131,607
    Daewoo International Corp......................... 13,323  172,896
*   Daewoo Securities Co., Ltd........................ 43,545  289,771
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd. 36,833  130,559
*   Daewoong Co., Ltd.................................    602   32,410

                                     1727

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Daewoong Pharmaceutical Co., Ltd..................    956 $ 68,688
*   Daihan Pharmaceutical Co., Ltd....................  1,049   21,526
*   Daishin Securities Co., Ltd....................... 16,021  162,250
*   Danal Co., Ltd....................................  1,047    7,127
    Dayou Automotive Seat Technology Co., Ltd......... 17,848   29,885
*   DGB Financial Group, Inc.......................... 55,971  418,706
*   DIO Corp..........................................  1,639   49,613
*   Display Tech Co., Ltd.............................  6,360   22,088
*   DK UIL Co., Ltd...................................  2,653   24,483
*   Dong Ah Tire & Rubber Co., Ltd....................  3,857   73,856
*   Dong-A Socio Holdings Co., Ltd....................    370   66,491
*   Dong-A ST Co., Ltd................................    517   69,337
*   Dong-Il Corp......................................    161    8,099
*   Dongbang Transport Logistics Co., Ltd.............  7,998   14,356
*   Dongbu HiTek Co., Ltd.............................  9,811  113,918
*   Dongbu Insurance Co., Ltd......................... 12,076  685,911
*   Dongbu Securities Co., Ltd........................ 20,826   61,222
*   Dongil Industries Co., Ltd........................    419   18,976
*   Dongjin Semichem Co., Ltd......................... 11,572   44,299
*   DongKook Pharmaceutical Co., Ltd..................    327   17,822
*   Dongkuk Industries Co., Ltd.......................  6,319   18,303
*   Dongkuk Steel Mill Co., Ltd....................... 17,371   74,756
*   DONGSUNG Corp.....................................  4,337   24,312
*   Dongwon F&B Co., Ltd..............................    458  146,675
*   Dongwon Industries Co., Ltd.......................    550  120,808
*   Dongyang E&P, Inc.................................  1,741   18,274
#*  Doosan Corp.......................................  3,852  246,609
*   Doosan Engine Co., Ltd............................  5,570   11,969
*   Doosan Engineering & Construction Co., Ltd........    408    1,495
#*  Doosan Heavy Industries & Construction Co., Ltd... 16,245  230,257
#*  Doosan Infracore Co., Ltd......................... 36,768  130,025
*   Dragonfly GF Co., Ltd.............................  2,683   10,857
    DRB Holding Co., Ltd..............................  4,369   44,595
*   Duk San Neolux Co., Ltd...........................    505   11,789
    DuzonBIzon Co., Ltd...............................  4,560   83,100
*   DY Corp...........................................  8,589   41,192
    e Tec E&C, Ltd....................................    651   52,651
*   e-LITECOM Co., Ltd................................  3,410   40,861
    E-MART, Inc.......................................  6,010  825,223
*   E1 Corp...........................................    840   38,909
*   Eagon Industrial, Ltd.............................  2,350   20,478
#*  Easy Bio, Inc..................................... 14,232   69,330
#*  Ecopro Co., Ltd...................................  3,871   36,299
*   ELK Corp..........................................  4,974   11,256
*   EM-Tech Co., Ltd..................................  2,896   21,225
*   ENF Technology Co., Ltd...........................  2,889   38,390
#*  Eo Technics Co., Ltd..............................  1,515  159,442
*   Eugene Corp....................................... 15,424   52,518
*   Eugene Investment & Securities Co., Ltd........... 27,282   55,096
    Eugene Technology Co., Ltd........................  1,646   19,345
*   Eusu Holdings Co., Ltd............................  6,296   36,533
*   EVERDIGM Corp.....................................  5,587   40,521

                                     1728

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Farmsco...........................................  1,871 $ 21,615
*   Fila Korea, Ltd...................................  1,938  157,489
*   Fursys, Inc.......................................  1,941   57,349
*   Gaon Cable Co., Ltd...............................  1,340   20,790
*   Global & Yuasa Battery Co., Ltd...................  3,172  103,251
*   Global Display Co., Ltd...........................  5,442   15,872
    Golfzon Co., Ltd..................................    455   29,664
#   GOLFZONYUWONHOLDINGS Co., Ltd..................... 11,193   75,703
    Grand Korea Leisure Co., Ltd......................  2,950   56,748
*   Green Cross Corp..................................    899  162,732
*   Green Cross Holdings Corp.........................  5,200  210,600
#*  GS Engineering & Construction Corp................ 15,000  320,285
*   GS Global Corp....................................  2,780   11,231
*   GS Holdings Corp.................................. 16,076  680,475
*   GS Home Shopping, Inc.............................    946  128,974
*   GS Retail Co., Ltd................................  5,253  288,112
*   Halla Corp........................................  3,187   10,681
*   Halla Holdings Corp...............................  2,199  115,054
*   Han Kuk Carbon Co., Ltd...........................  9,360   52,697
#   Hana Financial Group, Inc......................... 28,751  517,391
*   Hana Micron, Inc..................................  5,142   21,727
    Hana Tour Service, Inc............................  1,419  116,475
*   Hancom, Inc.......................................  2,680   50,219
*   Handok, Inc.......................................    929   28,278
*   Hanil Cement Co., Ltd.............................  1,122   92,417
*   Hanjin Heavy Industries & Construction Co., Ltd... 23,224   63,116
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................  4,374   16,245
*   Hanjin Kal Corp................................... 10,809  142,272
*   Hanjin Shipping Co., Ltd.......................... 47,647  120,412
*   Hanjin Transportation Co., Ltd....................  2,853  124,227
    Hankook Shell Oil Co., Ltd........................    167   67,500
*   Hankook Tire Co., Ltd............................. 23,141  902,453
#*  Hanmi Pharm Co., Ltd..............................  1,107  658,036
*   Hanmi Science Co., Ltd............................  1,206  160,942
#*  Hanmi Semiconductor Co., Ltd......................  6,243   65,716
*   Hanon Systems.....................................  4,010  175,598
*   Hansae Co., Ltd...................................  1,440   72,372
*   Hansae Yes24 Holdings Co., Ltd....................  3,090   67,858
*   Hanshin Construction..............................  1,319   19,782
*   Hansol Chemical Co., Ltd..........................  1,636   82,103
*   Hansol Holdings Co., Ltd.......................... 12,273   75,996
*   Hansol HomeDeco Co., Ltd.......................... 25,503   32,716
*   Hansol Logistics Co., Ltd.........................  5,313   14,814
*   Hansol Paper Co., Ltd.............................  5,227   92,983
#*  Hanssem Co., Ltd..................................  1,492  341,630
*   Hanwha Chemical Corp.............................. 16,197  356,352
*   Hanwha Corp....................................... 21,014  648,219
*   Hanwha Galleria Timeworld Co., Ltd................    469   27,687
*   Hanwha General Insurance Co., Ltd................. 17,523  108,475
*   Hanwha Investment & Securities Co., Ltd........... 16,209   47,388
*   Hanwha Life Insurance Co., Ltd.................... 45,527  263,583
*   Hanwha Techwin Co., Ltd...........................  6,762  184,305
*   Hanyang Eng Co., Ltd..............................  3,452   33,026

                                     1729

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Hanyang Securities Co., Ltd.......................  1,630 $    9,475
*   Harim Holdings Co., Ltd........................... 16,954     58,305
*   Heung-A Shipping Co., Ltd......................... 22,060     28,797
*   Hite Jinro Co., Ltd...............................  7,642    190,782
*   Hitejinro Holdings Co., Ltd.......................  3,737     49,841
*   HMC Investment Securities Co., Ltd................  6,193     48,899
    Hotel Shilla Co., Ltd.............................  5,490    300,734
*   HS Industries Co., Ltd............................ 11,008     66,024
*   HS R&A Co., Ltd...................................  1,311     39,811
*   Huchems Fine Chemical Corp........................  4,489     63,084
*   Humax Co., Ltd....................................  4,280     53,903
*   Huons Co., Ltd....................................  1,093     75,125
*   Husteel Co., Ltd..................................  1,170     14,231
*   Huvis Corp........................................  4,510     26,742
*   Hwa Shin Co., Ltd.................................  8,784     40,902
*   HwaSung Industrial Co., Ltd.......................  2,406     24,472
*   Hy-Lok Corp.......................................  2,898     64,772
*   Hyosung Corp......................................  6,747    617,923
*   Hyundai BNG Steel Co., Ltd........................  4,605     35,164
*   Hyundai C&F, Inc..................................  1,010     24,449
*   Hyundai Corp......................................  1,469     30,210
*   Hyundai Department Store Co., Ltd.................  3,692    395,600
*   Hyundai Development Co-Engineering & Construction.  9,412    357,688
#*  Hyundai Elevator Co., Ltd.........................  3,637    149,152
*   Hyundai Engineering & Construction Co., Ltd....... 16,237    500,887
*   Hyundai Engineering Plastics Co., Ltd.............  5,366     42,635
*   Hyundai Glovis Co., Ltd...........................    440     75,532
#*  Hyundai Greenfood Co., Ltd........................  7,583    143,643
*   Hyundai Heavy Industries Co., Ltd.................  4,689    364,580
*   Hyundai Home Shopping Network Corp................  1,440    134,698
*   Hyundai Hy Communications & Networks Co., Ltd.....  9,650     25,243
*   Hyundai Livart Furniture Co., Ltd.................  4,100    133,406
*   Hyundai Marine & Fire Insurance Co., Ltd.......... 18,993    514,230
*   Hyundai Merchant Marine Co., Ltd..................  8,553     20,535
    Hyundai Motor Co.................................. 13,001  1,457,836
*   Hyundai Rotem Co., Ltd............................  8,277     84,439
*   Hyundai Securities Co., Ltd....................... 48,070    217,561
    Hyundai Steel Co.................................. 13,469    553,653
*   Hyundai Wia Corp..................................  4,758    422,167
*   HyVision System, Inc..............................  2,300     17,377
*   IHQ, Inc.......................................... 13,879     23,726
*   Iljin Display Co., Ltd............................  8,706     34,672
*   Iljin Electric Co., Ltd...........................  5,010     19,147
*   Iljin Holdings Co., Ltd...........................  6,463     63,278
*   Iljin Materials Co., Ltd..........................  6,983     70,237
*   Ilshin Spinning Co., Ltd..........................    509     62,514
*   iMarketKorea, Inc.................................    640     11,809
*   InBody Co., Ltd...................................  1,399     63,863
*   Industrial Bank of Korea.......................... 22,670    219,342
*   InnoWireless, Inc.................................    699      5,333
*   Innox Corp........................................  1,728     17,967
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................    461      6,885
*   Interflex Co., Ltd................................  2,782     24,838

                                     1730

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Interojo Co., Ltd.................................    825 $ 30,415
*   Interpark Holdings Corp........................... 13,064  118,424
*   Inzi Controls Co., Ltd............................  2,340    9,690
*   INZI Display Co., Ltd.............................  6,794    8,777
*   IS Dongseo Co., Ltd...............................  3,728  116,058
    ISC Co., Ltd......................................  1,201   23,805
*   ISU Chemical Co., Ltd.............................  3,690   29,485
*   IsuPetasys Co., Ltd............................... 14,830   56,098
*   Jahwa Electronics Co., Ltd........................  6,340   83,884
*   JB Financial Group Co., Ltd....................... 32,837  141,903
*   Jcontentree Corp.................................. 10,157   47,283
*   Jusung Engineering Co., Ltd.......................  7,166   47,673
*   JVM Co., Ltd......................................    239   10,460
*   JW Pharmaceutical Corp............................  1,657   58,135
*   Kangnam Jevisco Co., Ltd..........................  1,443   42,241
*   Kangwon Land, Inc.................................  8,480  292,904
*   KB Capital Co., Ltd...............................  3,043   48,338
*   KB Financial Group, Inc........................... 15,280  390,860
*   KB Financial Group, Inc. ADR...................... 13,208  332,313
*   KB Insurance Co., Ltd............................. 14,710  366,258
*   KC Green Holdings Co., Ltd........................  5,380   35,511
*   KC Tech Co., Ltd..................................  4,453   43,920
    KCC Corp..........................................  1,623  597,423
*   KCC Engineering & Construction Co., Ltd...........  2,612   19,240
*   KCP Co., Ltd......................................    702   12,795
*   KEPCO Plant Service & Engineering Co., Ltd........  1,610  134,257
*   Keyang Electric Machinery Co., Ltd................  7,846   31,056
*   KEYEAST Co., Ltd.................................. 20,377   58,137
*   KG Chemical Corp..................................  2,734   32,504
*   KG Eco Technology Service Co., Ltd................  5,045   11,876
*   Kginicis Co., Ltd.................................  2,499   29,010
*   KGMobilians Co., Ltd..............................  1,075   10,630
*   KH Vatec Co., Ltd.................................  4,940   80,025
    Kia Motors Corp................................... 21,237  806,324
*   KISCO Corp........................................  1,549   48,162
    Kishin Corp.......................................  5,120   26,620
*   KISWIRE, Ltd......................................  2,592   77,465
*   KIWOOM Securities Co., Ltd........................  3,693  170,778
*   KMH Co., Ltd......................................  4,832   32,989
*   Koh Young Technology, Inc.........................  1,344   41,173
    Kolao Holdings....................................  3,520   29,299
*   Kolon Corp........................................  1,704  106,066
*   Kolon Industries, Inc.............................  6,444  320,366
*   Kolon Life Science, Inc...........................    571  105,550
*   KONA I Co., Ltd...................................  1,983   46,689
*   Kook Soon Dang Brewery Co., Ltd...................  3,104   19,293
*   Korea Aerospace Industries, Ltd...................  2,430  145,100
*   Korea Alcohol Industrial Co., Ltd.................  4,177   23,563
*   Korea Circuit Co., Ltd............................  3,237   30,093
*   Korea District Heating Corp.......................    772   38,447
*   Korea Electric Power Corp. Sponsored ADR.......... 11,977  261,099
    Korea Electric Terminal Co., Ltd..................  1,892  158,390
*   Korea Export Packaging Industrial Co., Ltd........  1,272   20,104

                                     1731

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
*   Korea Flange Co., Ltd.............................   1,430 $   15,113
*   Korea Gas Corp....................................   3,822    119,925
*   Korea Information & Communications Co, Ltd........   4,831     51,655
*   Korea Investment Holdings Co., Ltd................  10,480    410,028
*   Korea Kolmar Co., Ltd.............................   1,358    115,744
*   Korea Kolmar Holdings Co., Ltd....................     383     18,948
*   Korea Line Corp...................................   5,298     76,613
*   Korea Petrochemical Ind Co., Ltd..................   1,545    259,363
*   Korea United Pharm, Inc...........................   1,346     22,184
*   Korea Zinc Co., Ltd...............................     699    255,182
*   Korean Air Lines Co., Ltd.........................  13,678    284,547
*   Korean Reinsurance Co.............................  22,374    248,493
    Kortek Corp.......................................   2,391     23,295
    KPX Chemical Co., Ltd.............................   1,049     39,484
*   KT Corp. Sponsored ADR............................  14,332    176,570
*   KT Hitel Co., Ltd.................................   2,844     20,961
    KT Skylife Co., Ltd...............................   5,981     75,186
    KT&G Corp.........................................   9,033    782,295
*   KTB Investment & Securities Co., Ltd..............  11,483     21,629
    Kukdo Chemical Co., Ltd...........................   1,090     55,101
*   Kumho Electric Co., Ltd...........................     690      7,131
*   Kumho Industrial Co., Ltd.........................   1,571     14,514
*   Kumho Petrochemical Co., Ltd......................   3,848    163,896
#*  Kumho Tire Co., Inc...............................  36,253    189,841
*   Kumkang Kind Co., Ltd.............................     850     24,527
*   Kwang Dong Pharmaceutical Co., Ltd................   7,180     74,733
*   Kwang Myung Electric Engineering Co., Ltd.........   4,580      8,165
*   Kwangju Bank......................................   7,297     45,402
*   Kyobo Securities Co., Ltd.........................   6,450     48,000
*   Kyung Dong Navien Co., Ltd........................     590     14,500
*   Kyung-In Synthetic Corp...........................   6,361     18,179
*   Kyungbang, Ltd....................................     211     35,193
*   Kyungchang Industrial Co., Ltd....................   5,099     23,286
*   KyungDong City Gas Co., Ltd.......................     197     12,637
*   Kyungdong Pharm Co., Ltd..........................   1,450     22,666
*   LB Semicon, Inc...................................   4,067      4,680
    LEADCORP, Inc. (The)..............................   3,179     23,928
    LEENO Industrial, Inc.............................   1,757     57,015
*   LF Corp...........................................   4,880    105,908
    LG Chem, Ltd......................................   2,474    619,070
*   LG Corp...........................................   3,964    245,277
    LG Display Co., Ltd...............................   4,840     88,956
*   LG Display Co., Ltd. ADR.......................... 139,806  1,265,244
    LG Electronics, Inc...............................  30,577  1,490,813
    LG Hausys, Ltd....................................   2,283    226,798
    LG Household & Health Care, Ltd...................     649    541,017
    LG Innotek Co., Ltd...............................   3,123    216,865
*   LG International Corp.............................   6,785    176,389
*   LG Life Sciences, Ltd.............................   1,620     94,919
    LG Uplus Corp.....................................  64,280    521,325
*   Lotte Chemical Corp...............................   1,867    434,224
*   Lotte Chilsung Beverage Co., Ltd..................      88    160,243
*   Lotte Food Co., Ltd...............................     134    106,182

                                     1732

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   LOTTE Himart Co., Ltd.............................  1,473 $ 69,571
*   Lotte Non-Life Insurance Co., Ltd................. 19,194   44,091
*   Lotte Shopping Co., Ltd...........................  1,158  230,408
*   LS Corp...........................................  6,726  211,691
*   LS Industrial Systems Co., Ltd....................  2,396   81,785
    Macquarie Korea Infrastructure Fund............... 29,144  198,644
*   Macrogen, Inc.....................................    637   19,842
*   Maeil Dairy Industry Co., Ltd.....................  1,665   56,996
*   Mando Corp........................................  3,019  431,653
*   Mcnex Co., Ltd....................................    943   22,156
*   MDS Technology Co., Ltd...........................  1,513   27,861
#   Medy-Tox, Inc.....................................    997  432,984
*   MegaStudy Co., Ltd................................  1,522   49,207
*   MegaStudyEdu Co., Ltd.............................    508   24,720
*   Melfas, Inc.......................................  5,717   26,450
*   Meritz Finance Group, Inc.........................  9,650   99,687
#*  Meritz Fire & Marine Insurance Co., Ltd........... 19,112  239,233
*   Meritz Securities Co., Ltd........................ 89,143  275,641
*   Mirae Asset Securities Co., Ltd................... 18,195  288,875
*   MNTech Co., Ltd...................................  5,018   20,758
*   Modetour Network, Inc.............................  1,277   34,212
*   Moorim P&P Co., Ltd...............................  8,640   30,617
*   Moorim Paper Co., Ltd............................. 13,596   32,567
*   Muhak Co., Ltd....................................  3,676   93,869
*   Namyang Dairy Products Co., Ltd...................    127   80,544
*   Nanos Co., Ltd....................................    678    4,377
    NAVER Corp........................................    794  418,652
    NCSoft Corp.......................................  1,673  329,355
*   NEPES Corp........................................  6,920   32,402
*   Nexen Corp........................................    619   36,787
*   Nexen Tire Corp................................... 11,493  110,522
*   Nexon GT Co., Ltd.................................  2,809   26,398
*   NH Investment & Securities Co., Ltd............... 36,636  295,362
*   NHN Entertainment Corp............................  3,989  160,874
*   NICE Holdings Co., Ltd............................  5,870  101,935
*   NICE Information Service Co., Ltd................. 12,936  104,949
*   NK Co., Ltd.......................................  2,093   11,850
*   Nong Shim Holdings Co., Ltd.......................    277   37,970
    NongShim Co., Ltd.................................    525  205,239
*   Noroo Holdings Co., Ltd...........................  1,230   24,068
#*  OCI Co., Ltd......................................  5,754  321,888
*   OCI Materials Co., Ltd............................  1,887  176,310
*   Opto Device Technology Co., Ltd...................  4,368   27,356
*   OPTRON-TEC, Inc...................................  1,515    7,765
*   Orion Corp........................................    374  323,122
*   Osstem Implant Co., Ltd...........................  3,554  246,404
*   Ottogi Corp.......................................    244  288,622
*   Pan-Pacific Co., Ltd.............................. 12,857   45,720
    Pang Rim Co., Ltd.................................  1,543   31,660
*   PaperCorea, Inc................................... 47,423   28,742
*   Paradise Co., Ltd.................................  4,924   61,529
    Partron Co., Ltd.................................. 15,366  139,672
*   Paru Co., Ltd.....................................  5,012   23,393

                                     1733

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Poongsan Corp.....................................  9,041 $  184,196
*   Poongsan Holdings Corp............................  1,456     46,807
    POSCO ADR......................................... 33,942  1,258,909
    POSCO Chemtech Co., Ltd...........................  4,610     45,867
*   Posco ICT Co., Ltd................................  7,848     30,094
*   Power Logics Co., Ltd.............................  6,846     20,252
*   PSK, Inc..........................................  1,727     12,301
*   Pulmuone Co., Ltd.................................     78     12,738
*   Pyeong Hwa Automotive Co., Ltd....................  6,035     65,089
*   RFTech Co., Ltd...................................  5,230     29,870
*   S&T Corp..........................................    636     12,274
*   S&T Dynamics Co., Ltd.............................  8,545     89,745
    S&T Holdings Co., Ltd.............................  3,104     78,807
*   S&T Motiv Co., Ltd................................  2,830    200,179
    S-1 Corp..........................................  1,719    146,623
*   S-MAC Co., Ltd....................................  7,741     19,437
    S-Oil Corp........................................  4,121    271,314
*   Saeron Automotive Corp............................  3,700     24,693
*   Sajo Industries Co., Ltd..........................    870     45,326
*   Samchully Co., Ltd................................    607     46,921
*   Samchuly Bicycle Co., Ltd.........................  1,364     22,664
*   Samho Development Co., Ltd........................ 10,884     30,985
*   SAMHWA Paints Industrial Co., Ltd.................  1,500     14,568
    Samick THK Co., Ltd...............................  1,380     10,349
*   Samjin Pharmaceutical Co., Ltd....................  2,222     50,350
    Samkwang Glass....................................    254     18,324
*   Samlip General Foods Co., Ltd.....................    205     55,207
    Samsung Card Co., Ltd.............................  7,571    241,257
#   Samsung Electro-Mechanics Co., Ltd................ 15,458    717,692
    Samsung Electronics Co., Ltd......................  5,671  5,486,414
    Samsung Electronics Co., Ltd. GDR.................  8,033  3,811,779
*   Samsung Engineering Co., Ltd......................  6,478     68,884
    Samsung Fine Chemicals Co., Ltd...................  5,287    167,338
    Samsung Fire & Marine Insurance Co., Ltd..........  4,584  1,144,256
#*  Samsung Heavy Industries Co., Ltd................. 44,718    393,965
    Samsung Life Insurance Co., Ltd...................  3,127    288,087
*   Samsung Securities Co., Ltd....................... 12,452    396,140
*   SAMT Co., Ltd.....................................  8,498     13,004
*   Samyang Holdings Corp.............................  1,504    223,228
    Sangsin Brake.....................................  3,721     20,386
*   Sansung Life & Science Co., Ltd...................  2,486     59,265
*   SAVEZONE I&C CORP.................................  7,320     32,035
*   SBS Contents Hub Co., Ltd.........................    831      9,283
*   SBS Media Holdings Co., Ltd....................... 17,020     50,298
*   Seah Besteel Corp.................................  4,880    103,411
*   SeAH Holdings Corp................................    341     40,152
*   SeAH Steel Corp...................................  1,222     51,516
*   Sebang Co., Ltd...................................  4,599     58,407
*   Sejong Industrial Co., Ltd........................  4,410     35,179
*   Sekonix Co., Ltd..................................  3,205     42,234
*   Seobu T&D.........................................    837     14,091
*   Seohan Co., Ltd................................... 38,454     54,369

                                     1734

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Seohee Construction Co., Ltd...................... 59,786 $   50,003
*   Seoul Semiconductor Co., Ltd......................  9,386    122,759
*   SEOWONINTECH Co., Ltd.............................  3,718     32,298
*   Seoyon Co., Ltd...................................  5,173     50,684
*   Sewon Cellontech Co., Ltd.........................  3,420     10,473
    Sewon Precision Industry Co., Ltd.................    410      6,861
*   SFA Engineering Corp..............................  2,051     91,190
*   SG Corp........................................... 58,439     57,026
*   SH Energy & Chemical Co., Ltd..................... 23,126     25,697
*   Shinhan Financial Group Co., Ltd.................. 11,050    357,168
*   Shinhan Financial Group Co., Ltd. ADR............. 18,630    595,042
    Shinsegae Co., Ltd................................  1,666    296,805
    Shinsegae Engineering & Construction Co., Ltd.....  1,204     44,182
    Shinsegae Information & Communication Co., Ltd....    188     16,400
    Shinsegae International, Inc......................    500     38,140
*   Shinsung Tongsang Co., Ltd........................ 24,154     26,896
*   Shinwon Corp...................................... 18,733     27,587
*   SHOWBOX Corp......................................  6,388     45,793
*   Signetics Corp.................................... 13,123     17,365
*   Silicon Works Co., Ltd............................  3,171     74,583
*   Silla Co., Ltd....................................  1,850     22,655
*   SIMMTECH HOLDINGS Co., Ltd........................ 25,789     47,530
#*  SK Chemicals Co., Ltd.............................  3,539    238,553
#*  SK Gas, Ltd.......................................  2,127    129,300
*   SK Holdings Co., Ltd..............................  2,674    528,874
    SK Hynix, Inc..................................... 69,101  1,594,921
*   SK Innovation Co., Ltd............................  6,981    771,495
*   SK Networks Co., Ltd.............................. 32,770    149,994
#*  SK Securities Co., Ltd............................ 97,610     86,921
    SK Telecom Co., Ltd...............................    786    137,873
*   SKC Co., Ltd......................................  6,996    182,205
*   SL Corp...........................................  5,700     83,708
*   SM Entertainment Co...............................  2,832    102,995
*   Songwon Industrial Co., Ltd.......................  5,192     65,182
*   Soulbrain Co., Ltd................................  4,051    128,724
*   Ssangyong Cement Industrial Co., Ltd..............  4,260     60,697
*   STS Semiconductor & Telecommunications............ 13,061     24,841
*   STX Engine Co., Ltd...............................    370      1,633
    Suheung Co., Ltd..................................    930     29,159
*   Sunchang Corp.....................................  2,805     27,727
*   Sung Kwang Bend Co., Ltd..........................  8,124     59,953
*   Sungchang Enterprise Holdings, Ltd................    536     17,935
*   Sungshin Cement Co., Ltd..........................  3,440     23,470
*   Sungwoo Hitech Co., Ltd........................... 17,305    119,768
*   Suprema HQ, Inc...................................  1,355     18,422
*   Taekwang Industrial Co., Ltd......................    174    144,387
*   Taewoong Co., Ltd.................................  4,708     54,029
*   Taeyoung Engineering & Construction Co., Ltd...... 14,580     58,666
*   Taihan Textile Co., Ltd...........................    426     19,590
*   Tailim Packaging Industrial Co., Ltd..............  8,600     21,216
*   TK Chemical Corp.................................. 11,104     21,523
    TK Corp...........................................  6,005     42,503
*   Tongyang Life Insurance Co, Ltd................... 15,186    129,783

                                     1735

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
*   Top Engineering Co., Ltd..........................     1,477 $     6,806
    Tovis Co., Ltd....................................     8,847      56,525
*   TS Corp...........................................     1,989      37,711
*   Uju Electronics Co., Ltd..........................     2,871      38,526
*   Unid Co., Ltd.....................................     2,011      70,885
*   Value Added Technologies Co., Ltd.................     2,003      80,949
*   Vieworks Co., Ltd.................................       893      37,410
*   Webzen, Inc.......................................     1,165      22,365
*   Whanin Pharmaceutical Co., Ltd....................     3,611      61,596
    WillBes & Co. (The)...............................    12,360      22,323
    WiSoL Co., Ltd....................................     3,666      44,330
#*  Wonik IPS Co., Ltd................................    19,862     176,874
*   Wonik Materials Co., Ltd..........................       483      26,154
*   Wonik QnC Corp....................................     1,507      21,067
*   Woongjin Co., Ltd.................................    20,020      50,372
*   Woongjin Thinkbig Co., Ltd........................     2,791      27,984
*   Wooree ETI Co., Ltd...............................     9,835      23,617
    Woori Bank........................................    24,909     184,115
    Woori Bank Sponsored ADR..........................     1,175      25,854
*   Woori Investment Bank Co., Ltd....................    22,642       9,777
*   Y G-1 Co., Ltd....................................     4,426      38,683
*   YeaRimDang Publishing Co., Ltd....................     7,920      27,139
*   Yoosung Enterprise Co., Ltd.......................     6,049      18,450
*   Youlchon Chemical Co., Ltd........................     1,990      18,929
*   Young Poong Corp..................................       115      91,637
*   Young Poong Precision Corp........................     4,325      29,406
*   Youngone Corp.....................................     8,136     348,124
*   Youngone Holdings Co., Ltd........................     2,254     130,328
*   Yuanta Securities Korea Co., Ltd..................    18,304      48,142
                                                                 -----------
TOTAL SOUTH KOREA.....................................            78,413,407
                                                                 -----------
SPAIN -- (1.8%)
    Abertis Infraestructuras SA.......................     3,163      47,116
    Acciona SA........................................     9,834     755,474
    Acerinox SA.......................................    34,185     308,305
    ACS Actividades de Construccion y Servicios SA....    13,038     331,237
    Adveo Group International SA......................     2,149      13,403
    Almirall SA.......................................    11,664     225,193
    Amadeus IT Holding SA Class A.....................    31,104   1,270,248
    Applus Services SA................................    22,283     181,890
    Atresmedia Corp de Medios de Comunicacion SA......     9,022      85,617
    Banco Bilbao Vizcaya Argentaria SA................   477,049   3,070,562
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   166,960   1,080,233
    Banco de Sabadell SA.............................. 1,183,709   2,142,436
    Banco Popular Espanol SA..........................   392,838   1,061,426
    Banco Santander SA................................   764,094   3,274,468
    Banco Santander SA Sponsored ADR..................   230,248     964,739
    Bankia SA.........................................   380,338     378,491
    Bankinter SA......................................    96,243     671,618
*   Baron de Ley......................................       913      95,635
#   Bolsas y Mercados Espanoles SHMSF SA..............    18,297     549,703
    CaixaBank SA......................................   261,474     794,426

                                     1736

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SPAIN -- (Continued)
*   Caja de Ahorros del Mediterraneo..................   4,397 $       --
*   Cementos Portland Valderrivas SA..................   4,770     26,452
    Cia de Distribucion Integral Logista Holdings SA..   4,935    102,879
    Cie Automotive SA.................................  13,931    203,157
    Construcciones y Auxiliar de Ferrocarriles SA.....     622    165,100
    Distribuidora Internacional de Alimentacion SA.... 116,034    625,475
    Duro Felguera SA..................................  17,931     23,265
    Ebro Foods SA.....................................  14,826    290,573
    Elecnor SA........................................   4,850     34,916
    Enagas SA.........................................  41,365  1,203,149
    Ence Energia y Celulosa SA........................  43,027    137,211
    Endesa SA.........................................  25,180    487,466
*   Ercros SA.........................................  16,413      8,848
    Faes Farma SA.....................................  65,561    192,172
    Ferrovial SA......................................   4,811    105,423
    Fluidra SA........................................   4,609     15,463
*   Fomento de Construcciones y Contratas SA..........  21,768    164,191
    Gamesa Corp. Tecnologica SA.......................  75,988  1,420,107
    Gas Natural SDG SA................................  35,634    699,996
    Grifols SA........................................  23,100    482,126
    Grupo Catalana Occidente SA.......................  11,982    367,794
*   Grupo Ezentis SA..................................  18,044      7,663
    Iberdrola SA...................................... 274,890  1,932,273
*   Indra Sistemas SA.................................   5,052     49,947
    Industria de Diseno Textil SA.....................  27,302    898,488
*   Inmobiliaria Colonial SA.......................... 520,478    348,665
*   Liberbank SA...................................... 166,700    230,862
    Mapfre SA......................................... 340,171    764,110
    Mediaset Espana Comunicacion SA...................  65,145    633,527
    Melia Hotels International SA.....................   9,731    106,265
    Miquel y Costas & Miquel SA.......................   3,443    129,619
*   NH Hotel Group SA.................................  24,003     99,725
    Obrascon Huarte Lain SA...........................  47,224    252,673
    Papeles y Cartones de Europa SA...................  22,430    118,509
*   Pescanova SA......................................   2,936         --
*   Pharma Mar SA.....................................  39,763    100,984
*   Promotora de Informaciones SA Class A.............  13,947     72,426
    Prosegur Cia de Seguridad SA......................  46,799    209,931
*   Realia Business SA................................  30,466     29,091
    Red Electrica Corp. SA............................  11,186    905,663
    Repsol SA.........................................  36,327    376,660
    Repsol SA Sponsored ADR...........................  47,261    493,877
#   Sacyr SA..........................................  63,227    106,639
    Tecnicas Reunidas SA..............................   6,519    217,222
*   Tecnocom Telecomunicaciones y Energia SA..........   8,716     11,034
    Telefonica SA..................................... 180,467  1,904,731
    Telefonica SA Sponsored ADR.......................  45,611    478,459
    Tubacex SA........................................  36,604     66,148
    Tubos Reunidos SA.................................  30,261     19,565
    Vidrala SA........................................   5,432    265,923
    Viscofan SA.......................................   8,630    517,265
*   Vocento SA........................................   6,696      8,965

                                     1737

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Zardoya Otis SA...................................  28,397 $   299,154
                                                               -----------
TOTAL SPAIN...........................................          35,714,046
                                                               -----------
SWEDEN -- (2.3%)
    AAK AB............................................   8,110     527,918
    Acando AB.........................................  19,699      39,122
    AddTech AB Class B................................   4,134      56,558
    AF AB Class B.....................................  14,876     234,572
    Alfa Laval AB.....................................  22,725     391,805
*   Arcam AB..........................................   3,205      65,736
    Assa Abloy AB Class B.............................  69,273   1,468,250
    Atlas Copco AB Class A............................  17,565     376,009
    Atlas Copco AB Class B............................   9,205     187,998
    Atrium Ljungberg AB Class B.......................   5,914      85,529
    Avanza Bank Holding AB............................   5,322     200,751
    Axfood AB.........................................  14,412     252,160
    B&B Tools AB Class B..............................   8,607     110,157
    Beijer Alma AB....................................   5,851     131,150
    Beijer Electronics AB.............................   1,176       6,738
    Beijer Ref AB Class B.............................   2,908      63,541
    Betsson AB........................................  35,928     574,299
    Bilia AB Class A..................................  17,626     330,582
    BillerudKorsnas AB................................  42,906     683,704
    BioGaia AB Class B................................   3,197      95,915
    Bjorn Borg AB.....................................   4,436      15,563
    Boliden AB........................................  76,472   1,063,926
    Bulten AB.........................................   5,056      45,809
    Byggmax Group AB..................................  22,164     184,366
    Castellum AB......................................  15,010     223,778
    Clas Ohlson AB Class B............................  12,567     208,359
*   Cloetta AB Class B................................  71,559     230,070
    Com Hem Holding AB................................  21,946     185,460
    Concentric AB.....................................  13,233     134,469
    Corem Property Group AB Class B...................   1,440       4,538
    Dios Fastigheter AB...............................  14,808      97,357
*   Doro AB...........................................   6,914      46,806
    Duni AB...........................................  10,582     158,413
    Electrolux AB Series B............................  43,531     948,201
    Elekta AB Class B.................................  35,637     265,766
    Enea AB...........................................   6,373      67,602
#*  Eniro AB.......................................... 107,205      10,974
    Fabege AB.........................................  23,823     369,340
*   Fastighets AB Balder..............................  11,128     248,643
#*  Fingerprint Cards AB Class B......................   3,804     205,856
    Getinge AB Class B................................  29,119     641,385
    Gunnebo AB........................................  15,413      76,798
    Haldex AB.........................................  20,108     173,875
    Hemfosa Fastigheter AB............................  23,891     236,080
    Hennes & Mauritz AB Class B.......................  28,325     927,565
    Hexagon AB Class B................................  30,337   1,011,628
    Hexpol AB.........................................  59,221     525,513
    HIQ International AB..............................  13,808      80,286
    Holmen AB Class B.................................  16,217     464,785

                                     1738

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
    Hufvudstaden AB Class A...........................  18,953 $  261,173
    Husqvarna AB Class A..............................  20,121    128,388
    Husqvarna AB Class B.............................. 101,112    642,238
    ICA Gruppen AB....................................  11,117    393,179
    Indutrade AB......................................   7,662    407,908
    Intrum Justitia AB................................  17,478    579,159
    JM AB.............................................  30,338    835,499
    KappAhl AB........................................  16,275     64,801
    Klovern AB Class B................................ 115,813    115,602
    KNOW IT AB........................................   7,176     47,488
    Kungsleden AB.....................................  34,272    229,189
    Lagercrantz Group AB Class B......................   9,072     71,079
    Lindab International AB...........................  23,544    170,022
    Loomis AB Class B.................................  20,874    621,651
    Meda AB Class A...................................  52,908    569,385
*   Medivir AB Class B................................  11,136     87,261
    Mekonomen AB......................................   8,628    176,168
    Millicom International Cellular SA................   6,790    299,965
    Modern Times Group MTG AB Class B.................  15,331    406,621
    MQ Holding AB.....................................  17,227     85,972
    Mycronic AB.......................................  28,090    251,920
    NCC AB Class A....................................   2,685     90,778
    NCC AB Class B....................................  25,519    866,353
    Nederman Holding AB...............................      53      1,378
*   Net Insight AB Class B............................  64,475     46,795
    NetEnt AB.........................................   5,323    266,213
    New Wave Group AB Class B.........................  15,359     55,195
    Nibe Industrier AB Class B........................  22,304    644,515
    Nobia AB..........................................  42,949    479,798
    Nolato AB Class B.................................  14,618    386,086
    Nordea Bank AB.................................... 147,534  1,485,623
    Nordnet AB Class B................................  34,956    139,338
    Peab AB...........................................  51,796    393,310
*   Pricer AB Class B.................................  33,823     32,222
*   Qliro Group AB....................................  39,381     32,210
    Ratos AB Class B..................................  78,756    422,260
*   RaySearch Laboratories AB.........................   4,505     51,360
    Rezidor Hotel Group AB............................  34,331    117,386
    Saab AB Class B...................................  17,966    542,324
    Sagax AB Class B..................................   4,530     33,184
    Sandvik AB........................................  83,367    697,640
#*  SAS AB............................................  56,251    161,852
    Sectra AB Class B.................................     495      6,096
    Securitas AB Class B..............................  69,799  1,028,845
    Semcon AB.........................................   3,284     15,705
#*  Sensys Gatso Group AB............................. 102,807     32,037
    Skandinaviska Enskilda Banken AB Class A..........  56,298    542,628
    Skandinaviska Enskilda Banken AB Class C..........     886      8,839
    Skanska AB Class B................................  70,080  1,352,095
    SKF AB Class A....................................   1,436     21,835
    SKF AB Class B....................................  32,301    492,641
    SkiStar AB........................................   4,567     61,841
*   SSAB AB Class A(BPRBWK4)..........................  13,020     31,337

                                     1739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
#*  SSAB AB Class A(B17H0S8)..........................  71,803 $   173,187
*   SSAB AB Class B(BPRBWM6)..........................  33,238      69,596
*   SSAB AB Class B(B17H3F6)..........................  61,127     128,404
    Svenska Cellulosa AB SCA Class A..................   3,976     117,278
    Svenska Cellulosa AB SCA Class B..................  79,422   2,353,881
    Svenska Handelsbanken AB Class A..................  67,220     845,789
    Svenska Handelsbanken AB Class B..................   2,424      31,661
    Sweco AB..........................................   3,837      56,323
    Sweco AB Class B..................................   4,239      62,339
    Swedbank AB Class A...............................  26,534     556,492
    Swedish Match AB..................................  23,762     845,280
*   Swedish Orphan Biovitrum AB.......................   3,016      38,175
    Systemair AB......................................     682       8,857
    Tele2 AB Class B.................................. 125,481   1,043,427
    Telefonaktiebolaget LM Ericsson Class A...........   9,033      77,702
    Telefonaktiebolaget LM Ericsson Class B........... 123,302   1,095,227
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  90,500     805,450
    TeliaSonera AB.................................... 349,694   1,651,599
*   Transcom Worldwide AB.............................   1,831      17,960
    Trelleborg AB Class B.............................  56,922     982,517
    Unibet Group P.L.C................................  63,608     719,952
*   Victoria Park AB Class B..........................  29,250      50,230
    Vitrolife AB......................................   3,397     107,011
    Volvo AB Class A..................................  36,187     334,209
    Volvo AB Class B.................................. 179,880   1,633,822
*   Volvo AB Sponsored ADR............................   1,200      10,841
    Wallenstam AB Class B.............................  16,653     118,627
    Wihlborgs Fastigheter AB..........................  15,339     294,693
                                                               -----------
TOTAL SWEDEN..........................................          45,950,621
                                                               -----------
SWITZERLAND -- (5.7%)
    ABB, Ltd.......................................... 219,337   3,790,144
#   ABB, Ltd. Sponsored ADR...........................  55,400     958,420
    Actelion, Ltd.....................................  10,350   1,363,919
    Adecco SA.........................................  24,042   1,475,942
*   AFG Arbonia-Forster Holding AG....................   9,132      88,293
    Allreal Holding AG................................   4,476     590,324
    Alpiq Holding AG..................................   1,297     133,328
    ams AG............................................  16,159     446,218
    APG SGA SA........................................     363     141,157
    Aryzta AG.........................................  23,150   1,059,184
    Ascom Holding AG..................................  19,142     305,556
    Autoneum Holding AG...............................   1,294     282,310
    Bachem Holding AG Class B.........................     471      23,937
    Baloise Holding AG................................  15,814   1,938,556
    Bank Coop AG......................................   1,545      62,506
    Banque Cantonale de Geneve........................     133      34,429
    Banque Cantonale Vaudoise.........................     759     458,237
    Barry Callebaut AG................................     728     833,412
    Basler Kantonalbank...............................     198      13,260
    Belimo Holding AG.................................     112     253,983
    Bell AG...........................................      39     136,932
    Bellevue Group AG.................................     767      10,727

                                     1740

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Berner Kantonalbank AG............................   1,140 $  215,295
    BKW AG............................................   3,217    117,565
    Bobst Group SA....................................   2,987    122,633
    Bossard Holding AG Class A........................   2,397    220,733
    Bucher Industries AG..............................   3,092    633,983
    Burckhardt Compression Holding AG.................     988    308,449
    Burkhalter Holding AG.............................     988    101,998
    Calida Holding AG.................................   2,049     61,470
    Carlo Gavazzi Holding AG..........................      41      8,497
    Cembra Money Bank AG..............................   8,060    484,949
*   Charles Voegele Holding AG........................   3,510     25,505
    Chocoladefabriken Lindt & Sprungli AG.............       5    345,331
    Cie Financiere Richemont SA.......................  53,482  3,476,110
    Cie Financiere Tradition SA.......................     500     29,755
    Clariant AG....................................... 135,347  2,210,138
    Coltene Holding AG................................   1,253     75,731
    Conzzeta AG.......................................     320    192,998
*   Cosmo Pharmaceuticals SA..........................     592     86,910
    Credit Suisse Group AG............................  42,102    745,852
    Credit Suisse Group AG Sponsored ADR..............  48,657    866,095
    Daetwyler Holding AG..............................   2,012    256,854
    DKSH Holding AG...................................   7,686    473,266
    dorma+kaba Holding AG Class B.....................     937    578,829
*   Dufry AG..........................................   7,806    846,423
    Edmond de Rothschild Suisse SA....................       1     15,531
    EFG International AG..............................  24,441    213,071
    Emmi AG...........................................     875    403,670
    EMS-Chemie Holding AG.............................     886    371,888
    Energiedienst Holding AG..........................   1,334     32,539
    Feintool International Holding AG.................     262     19,915
    Flughafen Zuerich AG..............................   1,956  1,442,200
    Forbo Holding AG..................................     529    561,433
    Galenica AG.......................................   1,636  2,285,798
    GAM Holding AG....................................  54,613    762,974
    Gategroup Holding AG..............................  10,384    383,858
    Geberit AG........................................   3,490  1,237,096
    Georg Fischer AG..................................   1,506    995,256
    Givaudan SA.......................................     993  1,859,575
    Gurit Holding AG..................................     219    110,983
    Helvetia Holding AG...............................   1,921  1,001,078
    HOCHDORF Holding AG...............................     255     42,872
    Huber & Suhner AG.................................     627     26,506
    Implenia AG.......................................   4,688    230,010
    Inficon Holding AG................................     668    189,562
    Interroll Holding AG..............................     225    173,513
    Intershop Holding AG..............................     240     96,990
    Julius Baer Group, Ltd............................  42,750  1,814,601
    Kardex AG.........................................   2,423    173,648
    Komax Holding AG..................................   1,805    383,166
    Kudelski SA.......................................  18,111    248,668
    Kuehne + Nagel International AG...................   2,593    343,183
    Kuoni Reisen Holding AG...........................   1,494    465,026
    LafargeHolcim, Ltd.(7110753)......................  28,673  1,206,815

                                     1741

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  23,757 $ 1,007,464
    LEM Holding SA....................................      68      49,956
    Liechtensteinische Landesbank AG..................     270       9,536
*   LifeWatch AG......................................   1,086      17,501
    Logitech International SA(H50430232)..............  18,686     296,173
    Logitech International SA(B18ZRK2)................  20,701     328,466
    Lonza Group AG....................................  15,598   2,389,603
    Luzerner Kantonalbank AG..........................   1,099     408,196
    Metall Zug AG.....................................      62     152,750
#*  Meyer Burger Technology AG........................  20,799     119,934
    Micronas Semiconductor Holding AG.................  10,500      75,763
    Mobilezone Holding AG.............................   4,831      67,835
    Mobimo Holding AG.................................   1,948     411,272
    Nestle SA......................................... 261,736  19,282,709
    Novartis AG.......................................   9,303     720,735
    Novartis AG Sponsored ADR......................... 117,451   9,157,655
    OC Oerlikon Corp. AG..............................  59,261     528,911
*   Orascom Development Holding AG....................     761       6,645
*   Orell Fuessli Holding AG..........................     152      16,802
    Orior AG..........................................   1,969     116,882
    Panalpina Welttransport Holding AG................   2,264     219,765
    Partners Group Holding AG.........................   2,215     798,850
    Phoenix Mecano AG.................................     139      59,364
*   Plazza AG.........................................     244      47,291
    PSP Swiss Property AG.............................   7,397     630,340
    Rieter Holding AG.................................   1,488     275,822
    Roche Holding AG(7108918).........................     781     200,936
    Roche Holding AG(7110388).........................  19,398   5,024,551
    Romande Energie Holding SA........................      49      44,481
    Schaffner Holding AG..............................     215      45,168
    Schindler Holding AG..............................   1,376     212,639
*   Schmolz + Bickenbach AG........................... 157,591      75,657
    Schweiter Technologies AG.........................     401     329,653
    SFS Group AG......................................   1,084      70,423
    SGS SA............................................     275     534,449
    Siegfried Holding AG..............................   1,609     296,543
    Sika AG...........................................     560   2,004,037
    Sonova Holding AG.................................   9,168   1,101,232
    St Galler Kantonalbank AG.........................     859     304,550
    Straumann Holding AG..............................   1,547     469,704
    Sulzer AG.........................................   6,667     608,043
    Swatch Group AG (The)(7184725)....................   3,993   1,365,639
    Swatch Group AG (The)(7184736)....................   6,758     448,497
    Swiss Life Holding AG.............................   8,107   2,066,511
    Swiss Re AG.......................................  27,430   2,553,355
    Swisscom AG.......................................   2,083   1,036,134
    Swissquote Group Holding SA.......................   3,140      80,678
    Syngenta AG.......................................  10,331   3,804,030
    Syngenta AG ADR...................................  13,102     967,976
    Tamedia AG........................................     430      71,547
    Tecan Group AG....................................   1,906     275,232
    Temenos Group AG..................................  14,082     684,475
*   Tornos Holding AG.................................   1,468       4,285

                                     1742

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
SWITZERLAND -- (Continued)
    U-Blox AG.........................................   1,839 $    370,942
    UBS Group AG(BRJL176).............................   2,937       48,534
*   UBS Group AG(H42097107)........................... 159,324    2,651,151
    Valiant Holding AG................................   6,361      694,131
    Valora Holding AG.................................   1,479      304,560
    Vaudoise Assurances Holding SA....................     317      155,012
    Vetropack Holding AG..............................      57       79,002
*   Von Roll Holding AG...............................  14,867        8,966
    Vontobel Holding AG...............................  11,479      483,565
    VP Bank AG........................................     253       20,785
    VZ Holding AG.....................................     403      107,841
    Walter Meier AG...................................     480       16,525
    Ypsomed Holding AG................................     537       74,856
    Zehnder Group AG..................................   2,943      103,667
    Zug Estates Holding AG............................      36       51,924
    Zuger Kantonalbank AG.............................      25      116,728
    Zurich Insurance Group AG.........................   7,649    1,695,518
                                                               ------------
TOTAL SWITZERLAND.....................................          112,837,920
                                                               ------------
TAIWAN -- (3.5%)
    A-DATA Technology Co., Ltd........................  62,503       66,249
    Ability Enterprise Co., Ltd....................... 113,695       67,347
    AcBel Polytech, Inc............................... 108,540       78,484
    Accton Technology Corp............................ 173,929      178,620
#*  Acer, Inc......................................... 805,521      279,534
    ACES Electronic Co., Ltd..........................  43,000       38,483
    ACHEM TECHNOLOGY Corp.............................  82,579       26,524
*   Acme Electronics Corp.............................  19,000        8,389
    Acter Co., Ltd....................................  10,000       23,772
*   Action Electronics Co., Ltd.......................  61,921        6,899
    Actron Technology Corp............................  15,000       53,323
    Adlink Technology, Inc............................  20,933       43,722
    Advanced Ceramic X Corp...........................   8,000       46,596
*   Advanced Connectek, Inc...........................  40,000        7,783
    Advanced Semiconductor Engineering, Inc........... 509,644      547,445
    Advanced Semiconductor Engineering, Inc. ADR......  36,804      196,901
#   Advanced Wireless Semiconductor Co................  71,000      171,128
    Advancetek Enterprise Co., Ltd....................  36,000       18,048
    Advantech Co., Ltd................................  31,443      188,864
*   AGV Products Corp................................. 162,969       39,457
#   Airtac International Group........................  28,500      135,811
    ALI Corp..........................................  79,000       57,075
    Allis Electric Co., Ltd...........................   8,000        1,927
    Alpha Networks, Inc............................... 115,200       54,699
    Altek Corp........................................  67,648       52,805
    Ambassador Hotel (The)............................  55,000       43,970
    AMPOC Far-East Co., Ltd...........................  24,000       15,256
    AmTRAN Technology Co., Ltd........................ 269,823      124,632
    Anpec Electronics Corp............................  26,402       15,849
    Apacer Technology, Inc............................  25,450       12,389
    APCB, Inc.........................................  39,000       13,980
    Apex Biotechnology Corp...........................  31,226       39,702
    Apex International Co., Ltd.......................  22,000       23,606

                                     1743

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Apex Medical Corp.................................     7,000 $  7,912
    Apex Science & Engineering........................    75,920   21,286
    Arcadyan Technology Corp..........................    28,674   32,544
    Ardentec Corp.....................................   200,119  130,575
*   Arima Communications Corp.........................    58,708   11,910
#   Asia Cement Corp..................................   212,029  166,782
*   Asia Optical Co., Inc.............................    51,000   47,688
    Asia Plastic Recycling Holding, Ltd...............    50,690   26,302
    Asia Vital Components Co., Ltd....................   128,053  108,322
    ASPEED Technology, Inc............................     4,000   40,352
    ASROCK, Inc.......................................     6,000    7,066
#   Asustek Computer, Inc.............................    36,502  295,923
    Aten International Co., Ltd.......................    35,000   71,744
#   AU Optronics Corp................................. 3,746,980  974,416
    AU Optronics Corp. Sponsored ADR..................    19,522   49,586
    Audix Corp........................................    47,200   45,629
    Aurora Corp.......................................    33,000   52,387
    AV Tech Corp......................................    12,000    9,064
    Bank of Kaohsiung Co., Ltd........................   152,053   39,481
    BenQ Materials Corp...............................    69,000   39,398
    BES Engineering Corp..............................   415,000   77,234
    Bioteque Corp.....................................     6,000   25,812
#   Bizlink Holding, Inc..............................    32,720  158,390
#   Boardtek Electronics Corp.........................    47,000   38,825
    C Sun Manufacturing, Ltd..........................    26,000    9,344
    Capital Securities Corp...........................   524,000  137,164
#   Career Technology MFG. Co., Ltd...................   147,000   96,362
    Casetek Holdings, Ltd.............................     5,000   25,943
#   Catcher Technology Co., Ltd.......................    59,360  441,656
    Cathay Financial Holding Co., Ltd.................   406,692  444,159
    Cathay Real Estate Development Co., Ltd...........   309,000  120,218
    Central Reinsurance Co., Ltd......................    28,560   12,502
#   Chailease Holding Co., Ltd........................    75,000  119,605
*   Champion Building Materials Co., Ltd..............    74,526   14,959
    Chang Hwa Commercial Bank, Ltd....................   477,097  239,088
    Chang Wah Electromaterials, Inc...................    17,682   42,167
    Channel Well Technology Co., Ltd..................    85,000   54,920
    Charoen Pokphand Enterprise.......................    73,920   49,186
    Chaun-Choung Technology Corp......................    25,000  110,797
    CHC Resources Corp................................    22,000   39,215
    Chen Full International Co., Ltd..................    17,000   22,061
    Chenbro Micom Co., Ltd............................    14,000   16,538
    Cheng Loong Corp..................................   309,360  101,316
    Cheng Shin Rubber Industry Co., Ltd...............   137,341  212,235
#   Cheng Uei Precision Industry Co., Ltd.............   153,051  196,114
    Chia Chang Co., Ltd...............................    24,000   15,570
#   Chicony Electronics Co., Ltd......................    68,699  142,652
    Chien Kuo Construction Co., Ltd...................    75,250   19,211
    Chilisin Electronics Corp.........................    45,560   88,304
    Chimei Materials Technology Corp..................   117,100   67,381
    Chin-Poon Industrial Co., Ltd.....................   143,126  226,441
*   China Airlines, Ltd............................... 1,005,019  342,143
    China Bills Finance Corp..........................   134,000   45,987

                                     1744

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    China Chemical & Pharmaceutical Co., Ltd..........    99,000 $ 57,051
    China Development Financial Holding Corp.......... 1,154,412  276,023
    China Ecotek Corp.................................    11,000   17,857
*   China Electric Manufacturing Corp.................    73,000   15,917
    China General Plastics Corp.......................   129,396   54,494
    China Glaze Co., Ltd..............................    29,599    8,882
    China Life Insurance Co., Ltd.....................   539,239  382,990
    China Metal Products..............................   104,290   79,191
#*  China Petrochemical Development Corp..............   792,031  189,889
#   China Steel Chemical Corp.........................    27,000   87,545
#   China Steel Corp..................................   889,881  475,697
    China Steel Structure Co., Ltd....................    24,000   13,690
    China Synthetic Rubber Corp.......................   185,544  128,259
    China Wire & Cable Co., Ltd.......................    48,800   17,815
    Chinese Maritime Transport, Ltd...................    41,000   25,021
    Chipbond Technology Corp..........................   217,000  307,723
    Chong Hong Construction Co., Ltd..................    67,941   87,453
#   Chroma ATE, Inc...................................    65,560  130,168
    Chun Yuan Steel...................................   160,570   42,653
*   Chung Hung Steel Corp.............................   221,212   34,235
    Chung Hwa Pulp Corp...............................   145,629   40,095
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................   194,000   99,059
*   Chunghwa Picture Tubes, Ltd.......................   951,656   21,224
    Chunghwa Telecom Co., Ltd.........................    74,727  231,525
    Chunghwa Telecom Co., Ltd. ADR....................     3,011   93,702
    Cleanaway Co., Ltd................................     9,000   44,798
    Clevo Co..........................................   158,401  150,453
*   CMC Magnetics Corp................................   893,101   87,519
*   CoAsia Microelectronics Corp......................    57,000   32,750
    Coland Holdings, Ltd..............................    11,000   17,283
    Compal Electronics, Inc........................... 1,134,747  660,820
    Compeq Manufacturing Co., Ltd.....................   396,000  227,994
*   Continental Holdings Corp.........................   130,200   37,527
#   Coretronic Corp...................................   186,750  146,766
    Coxon Precise Industrial Co., Ltd.................    40,000   54,245
    Crystalwise Technology, Inc.......................    48,000   15,110
    CSBC Corp. Taiwan.................................    45,740   20,462
    CTBC Financial Holding Co., Ltd................... 1,044,792  490,730
    CTCI Corp.........................................   134,444  149,020
    Cub Elecparts, Inc................................     5,276   60,661
    CviLux Corp.......................................    15,000   10,134
    Cyberlink Corp....................................    23,535   48,261
    CyberTAN Technology, Inc..........................    42,424   27,208
*   D-Link Corp.......................................   313,976   98,068
    DA CIN Construction Co., Ltd......................    36,000   15,574
    Da-Li Development Co., Ltd........................    33,596   19,390
    Dafeng TV, Ltd....................................     8,200   12,362
*   Danen Technology Corp.............................    65,000   18,922
    Darfon Electronics Corp...........................    73,000   38,053
    Darwin Precisions Corp............................   146,000   37,443
#   De Licacy Industrial Co., Ltd.....................    39,000   38,757
*   Delpha Construction Co., Ltd......................    53,321   25,964
#   Delta Electronics, Inc............................    47,699  201,892

                                     1745

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Depo Auto Parts Ind Co., Ltd......................    32,000 $109,624
    DFI, Inc..........................................    18,000   23,649
    Dynacolor, Inc....................................    17,000   26,806
*   Dynamic Electronics Co., Ltd......................    68,183   18,818
    Dynapack International Technology Corp............    57,000   79,330
*   E Ink Holdings, Inc...............................   204,000   88,521
    E-Lead Electronic Co., Ltd........................    42,000   45,777
    E-Life Mall Corp..................................    18,000   29,813
#*  E-Ton Solar Tech Co., Ltd.........................   148,022   50,508
    E.Sun Financial Holding Co., Ltd.................. 1,231,932  639,412
*   Eastern Media International Corp..................   136,330   26,559
    Eclat Textile Co., Ltd............................    34,640  493,598
    Edimax Technology Co., Ltd........................    52,313   19,918
    Edison Opto Corp..................................    40,000   18,876
    Edom Technology Co., Ltd..........................    49,239   26,086
    eGalax_eMPIA Technology, Inc......................    22,062   33,884
    Elan Microelectronics Corp........................   118,000  150,655
    Elite Advanced Laser Corp.........................    34,800  133,352
    Elite Material Co., Ltd...........................    84,162  146,358
#   Elite Semiconductor Memory Technology, Inc........   114,000   95,321
    Elitegroup Computer Systems Co., Ltd..............   127,087   75,344
#   eMemory Technology, Inc...........................    13,000  151,410
    ENG Electric Co., Ltd.............................    53,000   27,814
    EnTie Commercial Bank Co., Ltd....................   165,000   70,302
*   Entire Technology Co., Ltd........................    28,000   22,055
*   Episil Holdings, Inc..............................    65,500   15,626
#   Epistar Corp......................................   337,743  287,395
    Eson Precision Ind. Co., Ltd......................    15,000   12,480
    Eternal Materials Co., Ltd........................   187,604  182,510
#   Etron Technology, Inc.............................   155,000   59,736
*   Eva Airways Corp..................................   438,699  230,998
    Everest Textile Co., Ltd..........................    69,000   30,617
    Evergreen International Storage & Transport Corp..   209,000   81,669
    Evergreen Marine Corp. Taiwan, Ltd................   445,812  156,262
    Everlight Chemical Industrial Corp................   109,672   67,709
#   Everlight Electronics Co., Ltd....................   154,225  258,059
    Excelsior Medical Co., Ltd........................    32,172   48,558
    Far Eastern Department Stores, Ltd................   325,249  163,452
#   Far Eastern International Bank....................   721,784  201,446
    Far Eastern New Century Corp......................   396,625  283,678
    Far EasTone Telecommunications Co., Ltd...........   116,000  239,746
    Faraday Technology Corp...........................    41,637   55,764
    Farglory Land Development Co., Ltd................   115,575  113,284
    Federal Corp......................................   170,164   76,371
    Feedback Technology Corp..........................     9,000   15,968
    Feng Hsin Steel Co., Ltd..........................   122,000  136,912
    Feng TAY Enterprise Co., Ltd......................    40,137  215,888
    First Copper Technology Co., Ltd..................    49,000    9,294
    First Financial Holding Co., Ltd.................. 1,086,040  495,727
    First Hotel.......................................    55,789   31,376
    First Insurance Co, Ltd. (The)....................    35,000   11,471
    First Steamship Co., Ltd..........................   145,509   37,857
#   FLEXium Interconnect, Inc.........................    95,095  229,151

                                     1746

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Flytech Technology Co., Ltd.......................    18,312 $ 55,640
    FocalTech Systems Co., Ltd........................    70,814   60,417
    Formosa Advanced Technologies Co., Ltd............    66,000   38,191
    Formosa Chemicals & Fibre Corp....................    62,821  135,579
    Formosa International Hotels Corp.................     9,246   60,071
    Formosa Petrochemical Corp........................    27,000   66,828
    Formosan Rubber Group, Inc........................   135,000   69,051
    Formosan Union Chemical...........................    67,167   29,604
    Founding Construction & Development Co., Ltd......    43,056   21,812
    Foxconn Technology Co., Ltd.......................   176,373  341,668
    Foxlink Image Technology Co., Ltd.................    30,000   14,369
    Fubon Financial Holding Co., Ltd..................   521,019  575,264
    Fulgent Sun International Holding Co., Ltd........    17,000   26,838
    Fulltech Fiber Glass Corp.........................   120,965   36,048
    Fwusow Industry Co., Ltd..........................    69,625   27,915
*   G Tech Optoelectronics Corp.......................    67,000   23,012
    Gallant Precision Machining Co., Ltd..............    44,000   19,276
    Gemtek Technology Corp............................    41,348   24,071
*   Genesis Photonics, Inc............................    79,059   19,198
*   Genius Electronic Optical Co., Ltd................    17,000   27,639
    GeoVision, Inc....................................    16,324   35,062
    Getac Technology Corp.............................   159,000   96,530
    Giant Manufacturing Co., Ltd......................    18,760  123,879
    Giga Solution Tech Co., Ltd.......................    41,000   23,328
    Gigabyte Technology Co., Ltd......................   122,000  126,330
    Gigasolar Materials Corp..........................     3,600   73,031
#*  Gigastorage Corp..................................   155,450  151,424
    Ginko International Co., Ltd......................     7,000   83,127
*   Gintech Energy Corp...............................    72,472   70,363
*   Global Brands Manufacture, Ltd....................   122,000   24,412
    Global Lighting Technologies, Inc.................    29,000   56,784
    Global Mixed Mode Technology, Inc.................    17,000   29,687
    Global Unichip Corp...............................    19,000   37,056
    Globe Union Industrial Corp.......................   129,075   54,981
    Gloria Material Technology Corp...................   187,150   95,198
*   Gold Circuit Electronics, Ltd.....................   171,000   46,535
#   Goldsun Building Materials Co., Ltd...............   523,624  120,822
    Gourmet Master Co., Ltd...........................    11,000   73,478
    Grand Pacific Petrochemical.......................   366,000  170,154
    Grand Plastic Technology Corp.....................     8,000   56,133
    Grape King Bio, Ltd...............................    14,000   76,811
    Great China Metal Industry........................    26,000   21,617
    Great Taipei Gas Co., Ltd.........................    41,000   27,317
#   Great Wall Enterprise Co., Ltd....................   214,427  129,116
    Greatek Electronics, Inc..........................   116,000  119,964
#*  Green Energy Technology, Inc......................   111,581   73,825
    Green Seal Holding, Ltd...........................     7,000   23,471
*   GTM Holdings Corp.................................    27,000    9,326
    Hannstar Board Corp...............................   166,096   49,484
#*  HannStar Display Corp............................. 1,058,135  133,818
*   HannsTouch Solution, Inc..........................   181,465   47,875
    Harvatek Corp.....................................    58,239   22,085
    Hey Song Corp.....................................    83,500   83,448

                                     1747

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   Highwealth Construction Corp......................   167,478 $  155,528
    Hiroca Holdings, Ltd..............................    12,795     48,135
    Hitron Technology, Inc............................    97,000     62,165
#   Hiwin Technologies Corp...........................    20,350     75,150
#*  Ho Tung Chemical Corp.............................   263,955     54,722
    Hocheng Corp......................................    66,000     15,979
    Holiday Entertainment Co., Ltd....................    12,000     18,964
    Holtek Semiconductor, Inc.........................    63,000     93,433
    Holy Stone Enterprise Co., Ltd....................    69,878     68,149
    Hon Hai Precision Industry Co., Ltd............... 1,064,066  2,503,327
    Hon Hai Precision Industry Co., Ltd. GDR..........    44,536    210,280
    Hong YI Fiber Industry Co.........................    28,000     18,800
    Horizon Securities Co., Ltd.......................   142,000     27,187
#   Hota Industrial Manufacturing Co., Ltd............    21,665     91,062
    Hotai Motor Co., Ltd..............................    28,000    288,302
    Hsin Kuang Steel Co., Ltd.........................    73,000     26,909
    Hsin Yung Chien Co., Ltd..........................     8,800     19,508
#   HTC Corp..........................................   158,522    379,166
#   Hu Lane Associate, Inc............................    27,431    112,931
*   HUA ENG Wire & Cable..............................    39,000      7,683
#   Hua Nan Financial Holdings Co., Ltd...............   848,825    378,786
    Huaku Development Co., Ltd........................   118,540    188,846
    Huang Hsiang Construction Corp....................    49,000     29,804
    Hung Poo Real Estate Development Corp.............   116,695     71,700
    Hung Sheng Construction, Ltd......................   165,500     69,567
    Hwa Fong Rubber Co., Ltd..........................    95,397     33,358
    I-Chiun Precision Industry Co., Ltd...............    61,000     17,125
    I-Sheng Electric Wire & Cable Co., Ltd............    25,000     25,338
    Ibase Technology, Inc.............................    31,993     49,758
#   Ichia Technologies, Inc...........................   139,000     65,070
    Ideal Bike Corp...................................    53,000     22,957
    IEI Integration Corp..............................    29,000     34,832
    ILI Technology Corp...............................    20,000     29,633
    Infortrend Technology, Inc........................    60,320     31,464
    Innolux Corp...................................... 1,969,685    562,954
#*  Inotera Memories, Inc.............................   623,634    537,517
#   Inpaq Technology Co., Ltd.........................    27,000     16,537
    Inventec Corp.....................................   576,945    432,765
    ITE Technology, Inc...............................    53,193     43,697
    ITEQ Corp.........................................    79,835     56,831
    Jentech Precision Industrial Co., Ltd.............    23,000     28,311
    Jess-Link Products Co., Ltd.......................    25,000     20,689
    Jih Sun Financial Holdings Co., Ltd...............   568,855    116,438
    Johnson Health Tech Co., Ltd......................    17,959     27,040
    K Laser Technology, Inc...........................    36,000     13,808
*   Kao Hsing Chang Iron & Steel......................    44,850     11,369
    Kaori Heat Treatment Co., Ltd.....................    15,147     20,560
    Kaulin Manufacturing Co., Ltd.....................    16,000      7,616
    KD Holding Corp...................................     7,000     33,366
    KEE TAI Properties Co., Ltd.......................   186,790     79,123
#   Kenda Rubber Industrial Co., Ltd..................   159,632    227,137
    Kenmec Mechanical Engineering Co., Ltd............    68,000     25,122
    Kerry TJ Logistics Co., Ltd.......................    38,000     42,262

                                     1748

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Kindom Construction Corp..........................   122,000 $ 51,435
    King Slide Works Co., Ltd.........................     9,000  116,956
    King Yuan Electronics Co., Ltd....................   479,545  319,605
#   King's Town Bank Co., Ltd.........................   302,000  191,117
    Kinik Co..........................................    26,000   39,124
*   Kinko Optical Co., Ltd............................    62,000   27,964
#*  Kinpo Electronics.................................   358,000  106,692
    Kinsus Interconnect Technology Corp...............    82,000  172,364
    KMC Kuei Meng International, Inc..................     4,316   15,874
    KS Terminals, Inc.................................    15,162   16,133
    Kung Long Batteries Industrial Co., Ltd...........    26,000  107,047
*   Kung Sing Engineering Corp........................    91,000   29,726
#   Kuo Toong International Co., Ltd..................    44,813   39,193
    Kuoyang Construction Co., Ltd.....................   147,387   46,519
    Kwong Fong Industries Corp........................    69,680   36,138
    Kwong Lung Enterprise Co., Ltd....................    19,000   30,992
    KYE Systems Corp..................................    72,910   21,247
    LAN FA Textile....................................    88,922   28,023
    Lanner Electronics, Inc...........................     6,294    7,530
    Largan Precision Co., Ltd.........................     5,000  358,866
*   LCY Chemical Corp.................................   117,286  107,799
    Leader Electronics, Inc...........................    40,000    9,908
    Lealea Enterprise Co., Ltd........................   259,933   69,559
    LEE CHI Enterprises Co., Ltd......................    96,000   32,534
    Lelon Electronics Corp............................    29,750   27,554
    Leofoo Development Co., Ltd.......................    71,000   21,931
    Lextar Electronics Corp...........................   137,500   65,734
*   Li Peng Enterprise Co., Ltd.......................   295,366   70,482
    Lian HWA Food Corp................................     8,467    7,469
#   Lien Hwa Industrial Corp..........................   225,975  127,405
    Lingsen Precision Industries, Ltd.................   142,000   35,069
    Lite-On Semiconductor Corp........................    73,448   51,166
    Lite-On Technology Corp...........................   587,234  624,804
    Long Bon International Co., Ltd...................   155,000   84,742
    Long Chen Paper Co., Ltd..........................   201,314   60,484
    Longwell Co.......................................    41,000   37,045
    Lotes Co., Ltd....................................    15,000   54,885
    Lumax International Corp., Ltd....................    26,705   34,062
    Lung Yen Life Service Corp........................    31,000   53,600
    Macauto Industrial Co., Ltd.......................     6,000   32,145
    Macroblock, Inc...................................     4,000    4,937
#*  Macronix International............................ 1,137,909  134,641
#   Makalot Industrial Co., Ltd.......................    31,528  212,926
    Marketech International Corp......................    45,000   29,733
    Masterlink Securities Corp........................   409,471  108,758
    Mayer Steel Pipe Corp.............................    29,700   11,264
#   MediaTek, Inc.....................................    79,048  514,125
    Mega Financial Holding Co., Ltd...................   727,365  463,752
    Mercuries & Associates Holding, Ltd...............   108,322   62,718
#   Mercuries Life Insurance Co., Ltd.................   202,258  105,711
    Merida Industry Co., Ltd..........................    20,790   91,952
    Merry Electronics Co., Ltd........................    63,734  107,697
#   Micro-Star International Co., Ltd.................   263,394  334,222

                                     1749

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
*   Microbio Co., Ltd.................................  89,881 $ 67,401
#*  Microelectronics Technology, Inc..................  87,213   32,425
    Microlife Corp....................................  17,000   43,835
    MIN AIK Technology Co., Ltd.......................  42,000   63,151
    Mirle Automation Corp.............................  48,830   48,627
#   Mitac Holdings Corp............................... 145,520   98,681
#*  Motech Industries, Inc............................ 107,000  130,612
#   MPI Corp..........................................  21,000   37,092
    Nak Sealing Technologies Corp.....................  10,000   24,535
    Namchow Chemical Industrial Co., Ltd..............  36,000   65,702
*   Nan Kang Rubber Tire Co., Ltd.....................  73,183   60,002
    Nan Liu Enterprise Co., Ltd.......................   7,000   31,595
    Nan Ren Lake Leisure Amusement Co., Ltd...........  50,000   12,189
#   Nan Ya Plastics Corp.............................. 148,187  259,319
    Nan Ya Printed Circuit Board Corp.................  91,214   90,270
    Nantex Industry Co., Ltd..........................  44,179   32,070
#   Nanya Technology Corp.............................  43,110   51,770
    National Petroleum Co., Ltd.......................  67,000   72,090
#   Neo Solar Power Corp.............................. 260,669  171,264
    New Era Electronics Co., Ltd......................  16,000   10,881
*   Newmax Technology Co., Ltd........................  12,523    5,496
    Nexcom International Co., Ltd.....................   5,000    4,199
    Nichidenbo Corp...................................  24,696   16,157
    Nien Hsing Textile Co., Ltd.......................  96,271   62,351
#   Novatek Microelectronics Corp.....................  95,000  398,276
    Nuvoton Technology Corp...........................  19,000   17,503
*   Ocean Plastics Co., Ltd...........................  29,000   21,339
    OptoTech Corp..................................... 184,000   55,343
*   Orient Semiconductor Electronics, Ltd............. 103,000   34,397
#   Oriental Union Chemical Corp...................... 212,992  124,247
    Pacific Hospital Supply Co., Ltd..................  24,000   60,162
    Paiho Shih Holdings Corp..........................  33,000   32,181
    Pan Jit International, Inc........................ 158,940   64,133
    Pan-International Industrial Corp.................  89,000   32,407
    Parade Technologies, Ltd..........................   6,000   47,779
    Paragon Technologies Co., Ltd.....................  20,423   16,489
#   PChome Online, Inc................................  13,166  119,413
    Pegatron Corp..................................... 408,261  932,947
    Phihong Technology Co., Ltd.......................  71,000   24,571
    Phison Electronics Corp...........................  39,000  283,732
    Phoenix Tours International, Inc..................   7,350    7,994
    Pixart Imaging, Inc...............................   7,000   15,834
    Polytronics Technology Corp.......................   8,000   14,867
    Portwell, Inc.....................................  35,000   44,460
    Posiflex Technology, Inc..........................   8,321   39,592
    Pou Chen Corp..................................... 294,528  368,668
    Power Quotient International Co., Ltd.............  50,000   15,689
    Powertech Technology, Inc......................... 208,900  438,728
    Poya International Co., Ltd.......................   9,251   85,193
    President Chain Store Corp........................  25,768  170,392
    President Securities Corp......................... 293,422  111,163
*   Prime Electronics Satellitics, Inc................  29,400    6,533
    Prince Housing & Development Corp................. 469,000  130,256

                                     1750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Promate Electronic Co., Ltd.......................    59,000 $ 53,133
    Promise Technology, Inc...........................    34,874   22,253
#   Qisda Corp........................................   715,875  216,939
    Qualipoly Chemical Corp.(6422318).................    39,000   37,542
    Qualipoly Chemical Corp.()........................     2,475      141
    Quanta Computer, Inc..............................   285,007  454,285
*   Quintain Steel Co., Ltd...........................    62,050   12,664
#   Radiant Opto-Electronics Corp.....................   123,782  241,974
    Radium Life Tech Co., Ltd.........................   285,030   87,773
    Ralec Electronic Corp.............................     8,000   11,728
    Realtek Semiconductor Corp........................    60,098  149,528
    Rechi Precision Co., Ltd..........................    75,185   54,777
    Rich Development Co., Ltd.........................   222,814   58,576
    Richtek Technology Corp...........................    14,486   83,793
#*  Ritek Corp........................................ 1,144,759   92,152
    Rotam Global Agrosciences, Ltd....................    21,319   18,671
    Ruentex Development Co., Ltd......................   135,585  156,869
    Ruentex Engineering & Construction Co.............    13,000   15,056
#   Ruentex Industries, Ltd...........................   101,501  166,740
    Run Long Construction Co., Ltd....................    19,204   14,397
    Sampo Corp........................................   174,000   60,588
    San Fang Chemical Industry Co., Ltd...............    58,882   64,083
*   San Far Property, Ltd.............................    44,745   15,551
    San Shing Fastech Corp............................    26,565   51,028
#*  Sanyang Motor Co., Ltd............................   227,900  145,243
    SCI Pharmtech, Inc................................     9,450   21,115
    Scientech Corp....................................     8,000   16,484
    SDI Corp..........................................    35,000   26,955
    Senao International Co., Ltd......................    13,000   15,578
    Sercomm Corp......................................    78,000  191,111
    Sesoda Corp.......................................    42,831   40,132
    ShenMao Technology, Inc...........................    14,922   11,205
    Shih Her Technologies, Inc........................    21,000   21,481
    Shih Wei Navigation Co., Ltd......................    87,254   29,879
    Shihlin Electric & Engineering Corp...............    31,000   36,874
*   Shihlin Paper Corp................................    16,000   13,842
    Shin Kong Financial Holding Co., Ltd.............. 1,963,176  376,896
    Shin Zu Shing Co., Ltd............................    53,549  200,082
    Shinih Enterprise Co., Ltd........................    24,000   15,421
*   Shining Building Business Co., Ltd................   120,062   34,029
    Shinkong Insurance Co., Ltd.......................    75,000   50,282
    Shinkong Synthetic Fibers Corp....................   388,799  100,999
    Shinkong Textile Co., Ltd.........................    59,000   62,280
*   Shuttle, Inc......................................   166,000   39,228
    Sigurd Microelectronics Corp......................   156,000   98,798
    Silergy Corp......................................     5,000   63,619
    Siliconware Precision Industries Co., Ltd.........    98,033  151,814
    Silitech Technology Corp..........................    23,001   12,277
    Simplo Technology Co., Ltd........................    84,000  254,228
    Sinbon Electronics Co., Ltd.......................    73,415  136,443
    Sincere Navigation Corp...........................   129,125   75,748
    Sinmag Equipment Corp.............................     8,649   23,360
    Sino-American Silicon Products, Inc...............   224,000  286,823

                                     1751

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Sinon Corp........................................   145,000 $ 55,388
#   SinoPac Financial Holdings Co., Ltd............... 1,246,112  335,065
    Sinphar Pharmaceutical Co., Ltd...................    33,632   27,958
    Sinyi Realty, Inc.................................    34,262   26,781
    Sirtec International Co., Ltd.....................    41,000   42,956
    Sitronix Technology Corp..........................    33,000   97,978
    Siward Crystal Technology Co., Ltd................    48,000   27,569
    Soft-World International Corp.....................    24,000   50,323
    Solar Applied Materials Technology Co.............   103,000   56,214
    Solartech Energy Corp.............................   120,296   67,651
    Sonix Technology Co., Ltd.........................    63,000   67,455
    Southeast Cement Co., Ltd.........................    33,000   13,715
    Sporton International, Inc........................    15,699   94,505
    St Shine Optical Co., Ltd.........................     9,000  174,757
    Standard Chemical & Pharmaceutical Co., Ltd.......    20,330   21,108
    Standard Foods Corp...............................    40,718   97,741
    Stark Technology, Inc.............................    41,000   30,125
    Sunonwealth Electric Machine Industry Co., Ltd....    39,000   23,476
    Sunrex Technology Corp............................    69,040   30,450
    Sunspring Metal Corp..............................    22,000   29,590
#   Supreme Electronics Co., Ltd......................   154,632   62,526
    Swancor Ind Co., Ltd..............................     8,000   38,293
    Sweeten Construction Co., Ltd.....................    27,052   12,560
    Syncmold Enterprise Corp..........................    43,000   59,677
#   Synnex Technology International Corp..............   271,248  255,146
    Sysage Technology Co., Ltd........................    13,200   10,003
    T-Mac Techvest PCB Co., Ltd.......................    42,000   13,072
#   TA Chen Stainless Pipe............................   199,688   86,443
*   Ta Chong Bank, Ltd................................   648,392  250,917
    Ta Chong Securities Co., Ltd......................   108,000   29,037
    TA-I Technology Co., Ltd..........................    37,000   16,423
    Tah Hsin Industrial Corp..........................     9,900    6,717
#   Tai Tung Communication Co., Ltd...................    38,000   24,000
#   Taichung Commercial Bank Co., Ltd.................   827,292  228,562
    TaiDoc Technology Corp............................    10,000   28,524
    Taiflex Scientific Co., Ltd.......................    82,000   89,534
    Taimide Tech, Inc.................................    21,000   15,860
    Tainan Enterprises Co., Ltd.......................    21,000   23,914
    Tainan Spinning Co., Ltd..........................   459,171  187,611
    Tainergy Tech Co., Ltd............................    38,000   23,835
    Taishin Financial Holding Co., Ltd................   656,225  213,245
*   Taisun Enterprise Co., Ltd........................    47,741   16,962
*   Taita Chemical Co., Ltd...........................    60,424   13,506
    Taiwan Acceptance Corp............................    38,000   78,628
*   Taiwan Business Bank..............................   882,787  213,332
#   Taiwan Cement Corp................................   508,137  408,765
    Taiwan Chinsan Electronic Industrial Co., Ltd.....    14,000   17,159
    Taiwan Cogeneration Corp..........................    77,993   54,189
    Taiwan Cooperative Financial Holding Co., Ltd.....   879,774  365,759
    Taiwan FamilyMart Co., Ltd........................     2,000   12,078
    Taiwan Fertilizer Co., Ltd........................   194,000  245,720
    Taiwan Fire & Marine Insurance Co., Ltd...........    50,040   31,488
    Taiwan FU Hsing Industrial Co., Ltd...............    32,000   43,286

                                     1752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
*   Taiwan Glass Industry Corp........................ 183,142 $   65,828
#   Taiwan Hon Chuan Enterprise Co., Ltd.............. 104,421    141,283
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.....  85,000     48,710
    Taiwan Land Development Corp...................... 258,130     80,184
    Taiwan Line Tek Electronic........................  10,498      5,233
    Taiwan Mobile Co., Ltd............................  39,800    119,750
    Taiwan Navigation Co., Ltd........................  34,000     12,774
    Taiwan Paiho, Ltd.................................  80,892    202,340
    Taiwan PCB Techvest Co., Ltd......................  87,800     82,832
*   Taiwan Prosperity Chemical Corp...................  40,000     18,473
*   Taiwan Pulp & Paper Corp..........................  93,280     29,766
    Taiwan Sakura Corp................................  58,140     31,763
    Taiwan Sanyo Electric Co., Ltd....................  12,750      9,104
    Taiwan Secom Co., Ltd.............................  22,330     62,332
    Taiwan Semiconductor Co., Ltd..................... 108,000    106,199
    Taiwan Semiconductor Manufacturing Co., Ltd....... 454,465  1,956,893
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR................................... 116,749  2,609,340
    Taiwan Shin Kong Security Co., Ltd................  63,630     73,525
#*  Taiwan Styrene Monomer............................ 203,833    104,217
    Taiwan Surface Mounting Technology Corp........... 100,867     84,335
#   Taiwan TEA Corp................................... 287,704    118,087
    Taiwan Union Technology Corp......................  86,000     63,094
    Taiyen Biotech Co., Ltd...........................  48,000     47,094
*   Tatung Co., Ltd................................... 596,452     93,271
    Te Chang Construction Co., Ltd....................  31,500     22,661
#   Teco Electric and Machinery Co., Ltd.............. 469,000    368,177
    Test Research, Inc................................  47,532     65,286
    Test Rite International Co., Ltd.................. 119,389     71,362
    Tex-Ray Industrial Co., Ltd.......................  59,000     28,155
    Thinking Electronic Industrial Co., Ltd...........  15,000     22,901
    Thye Ming Industrial Co., Ltd.....................  45,850     38,879
#   Ton Yi Industrial Corp............................ 291,200    128,800
#   Tong Hsing Electronic Industries, Ltd.............  38,000     80,440
    Tong Yang Industry Co., Ltd....................... 171,041    237,614
    Tong-Tai Machine & Tool Co., Ltd..................  76,160     54,129
    Topco Scientific Co., Ltd.........................  44,589     71,521
    Topoint Technology Co., Ltd.......................  47,494     30,921
    Toung Loong Textile Manufacturing.................  14,000     39,308
#   TPK Holding Co., Ltd..............................  75,000    155,081
    Transasia Airways Corp............................  40,399      8,916
    Transcend Information, Inc........................  45,483    123,216
    Tripod Technology Corp............................ 193,970    320,254
    TrueLight Corp....................................   5,000     13,206
    Tsann Kuen Enterprise Co., Ltd....................  12,913      7,903
    TSC Auto ID Technology Co., Ltd...................   3,300     28,225
#   TSRC Corp......................................... 156,717    111,940
    Ttet Union Corp...................................  10,000     22,290
    TTY Biopharm Co., Ltd.............................  16,267     57,258
    Tung Ho Steel Enterprise Corp..................... 279,254    141,503
#   Tung Thih Electronic Co., Ltd.....................  20,492    231,839
    TURVO International Co., Ltd......................   5,776     12,686
    TXC Corp.......................................... 118,411    124,940
    TYC Brother Industrial Co., Ltd...................  67,000     47,917

                                     1753

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
*   Tycoons Group Enterprise..........................   127,354 $   14,254
    Tyntek Corp.......................................   103,167     44,992
    U-Ming Marine Transport Corp......................   151,000    112,148
    Uni-President Enterprises Corp....................   366,948    613,625
#   Unimicron Technology Corp.........................   530,356    212,923
    Union Bank Of Taiwan..............................   306,103     84,820
    Union Insurance Co., Ltd..........................     5,324      2,311
    Unitech Printed Circuit Board Corp................   219,629     76,685
    United Integrated Services Co., Ltd...............    69,000     89,323
#   United Microelectronics Corp...................... 2,770,453  1,079,561
#   Unity Opto Technology Co., Ltd....................    91,929     51,464
    Universal Cement Corp.............................   126,147     77,446
    Unizyx Holding Corp...............................   133,000     53,081
    UPC Technology Corp...............................   215,472     56,697
    USI Corp..........................................   239,518     93,010
    Usun Technology Co., Ltd..........................    22,000     36,429
    Vanguard International Semiconductor Corp.........   129,000    185,192
    Victory New Materials, Ltd. Co....................    14,000     26,496
    Viking Tech Corp..................................    36,000     25,927
    Visual Photonics Epitaxy Co., Ltd.................    75,300    115,670
    Vivotek, Inc......................................    20,964     51,350
#*  Wafer Works Corp..................................   174,998     61,605
    Wah Hong Industrial Corp..........................     3,423      1,895
    Wah Lee Industrial Corp...........................    62,000     80,745
#*  Walsin Lihwa Corp................................. 1,039,000    223,284
    Walton Advanced Engineering, Inc..................    69,385     16,879
    Wan Hai Lines, Ltd................................   226,557    120,777
*   Wei Chuan Foods Corp..............................    93,000     49,299
*   Wei Mon Industry Co., Ltd.........................    51,912      1,401
    Weikeng Industrial Co., Ltd.......................    86,300     48,589
    Well Shin Technology Co., Ltd.....................    44,000     64,371
    Win Semiconductors Corp...........................   148,036    235,919
#*  Winbond Electronics Corp.......................... 1,176,000    313,580
    Wintek Corp.......................................   312,087      3,212
    Wisdom Marine Lines Co., Ltd......................   109,146    116,938
#   Wistron Corp......................................   684,600    389,019
#   Wistron NeWeb Corp................................    73,355    186,947
    WPG Holdings, Ltd.................................   398,301    387,796
#   WT Microelectronics Co., Ltd......................   173,661    180,673
    WUS Printed Circuit Co., Ltd......................    85,000     67,055
    X-Legend Entertainment Co., Ltd...................     3,126      6,606
    XAC Automation Corp...............................    21,000     43,795
    Xxentria Technology Materials Corp................    29,306     75,982
#   Yageo Corp........................................   192,885    304,469
*   Yang Ming Marine Transport Corp...................   446,558    106,494
    YC Co., Ltd.......................................   116,277     41,383
    YC INOX Co., Ltd..................................   102,000     58,431
    Yeong Guan Energy Technology Group Co., Ltd.......     8,432     53,288
#   YFY, Inc..........................................   469,000    142,602
    Yi Jinn Industrial Co., Ltd.......................    73,000     25,435
    Yieh Phui Enterprise Co., Ltd.....................   347,110     75,981
    Yonyu Plastics Co., Ltd...........................     8,400      5,968
    Young Optics, Inc.................................     9,000      9,204

                                     1754

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
    Youngtek Electronics Corp.........................    51,120 $    71,813
    Yuanta Financial Holding Co., Ltd................. 1,112,100     345,335
    Yulon Motor Co., Ltd..............................   207,223     184,391
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    32,000      69,057
    Yungshin Construction & Development Co., Ltd......    24,000      18,935
    YungShin Global Holding Corp......................    40,950      58,060
#   Yungtay Engineering Co., Ltd......................   104,000     135,601
    Zeng Hsing Industrial Co., Ltd....................    16,423      70,344
    Zenitron Corp.....................................    87,000      41,363
    Zhen Ding Technology Holding, Ltd.................   123,650     262,859
    Zig Sheng Industrial Co., Ltd.....................   138,543      37,875
    Zinwell Corp......................................    46,000      77,376
    Zippy Technology Corp.............................    12,000      14,792
    ZongTai Real Estate Development Co., Ltd..........    60,753      21,605
                                                                 -----------
TOTAL TAIWAN..........................................            69,183,565
                                                                 -----------
THAILAND -- (0.5%)
    Advanced Info Service PCL.........................    16,300      77,092
    Advanced Information Technology PCL...............    27,600      20,855
    Airports of Thailand PCL..........................    21,100     223,209
*   AJ Plast PCL......................................    42,900       6,963
    Amata Corp. PCL...................................   229,600      79,034
    Ananda Development PCL............................   520,700      50,420
    AP Thailand PCL...................................   542,404      84,247
    Asia Aviation PCL.................................   627,800     100,146
    Asia Plus Group Holdings PCL......................   247,700      23,846
    Asian Insulators PCL..............................   416,640       6,646
    Bangchak Petroleum PCL (The)......................   173,300     141,860
    Bangkok Aviation Fuel Services PCL................    44,250      36,532
    Bangkok Bank PCL..................................    26,400     113,409
    Bangkok Chain Hospital PCL........................   245,675      56,722
    Bangkok Dusit Medical Services PCL................   297,700     183,290
*   Bangkok Expressway & Metro PCL....................   969,402     145,142
    Bangkok Land PCL.................................. 1,308,300      52,358
    Bangkok Life Assurance PCL........................    78,400     103,670
    Banpu PCL.........................................   136,500      64,177
    BEC World PCL.....................................    66,900      56,167
    Berli Jucker PCL..................................    92,000      86,252
    Big C Supercenter PCL.............................    46,100     288,992
    Bumrungrad Hospital PCL...........................    20,000     123,137
    Cal-Comp Electronics Thailand PCL.................   604,518      58,536
    Central Pattana PCL...............................   136,400     170,822
    Central Plaza Hotel PCL...........................   177,700     196,436
    Charoen Pokphand Foods PCL........................   253,500     138,340
*   Christiani & Nielsen Thai.........................    85,000       7,374
*   Country Group Development PCL.....................   645,200      21,307
    CP ALL PCL........................................    78,500      89,523
    Delta Electronics Thailand PCL....................    46,600     103,353
    Diamond Building Products PCL.....................    76,000       8,593
    DSG International Thailand PCL....................   117,660       9,944
    Dynasty Ceramic PCL...............................   508,800      61,228
    Eastern Water Resources Development and
      Management PCL..................................   230,000      75,953
    Electricity Generating PCL........................    13,300      61,973

                                     1755

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
THAILAND -- (Continued)
    Energy Absolute PCL...............................    45,100 $ 28,146
    Erawan Group PCL (The)............................   152,700   16,495
*   Esso Thailand PCL.................................   372,700   50,691
    GFPT PCL..........................................   173,500   59,237
    Glow Energy PCL...................................    46,000   98,482
    Golden Land Property Development PCL..............    70,800   11,591
    Grand Canal Land PCL..............................   102,200    8,123
    Grande Asset Hotels & Property PCL................   128,100    2,940
    Hana Microelectronics PCL.........................    59,200   50,531
    Home Product Center PCL...........................   427,857   81,423
    Indorama Ventures PCL.............................   147,600   86,745
    Intouch Holdings PCL..............................    37,900   59,662
    IRPC PCL.......................................... 1,168,900  139,355
*   Italian-Thai Development PCL......................   202,054   39,300
    Jasmine International PCL.........................   543,900   47,491
    Kang Yong Electric PCL............................     1,400   11,245
    Kasikornbank PCL(6888794).........................    26,900  128,355
    Kasikornbank PCL(6364766).........................    76,200  361,461
    KCE Electronics PCL...............................    68,400  145,960
    KGI Securities Thailand PCL.......................   355,800   34,651
    Khon Kaen Sugar Industry PCL......................   241,440   25,136
    Kiatnakin Bank PCL................................    82,500   91,776
    Krung Thai Bank PCL...............................   109,475   53,309
    Krungthai Card PCL................................    26,500   64,521
    Land & Houses PCL.................................   181,600   44,723
    Lanna Resources PCL...............................    48,450   12,203
    LH Financial Group PCL............................ 1,168,700   51,023
    Loxley PCL........................................   278,775   21,065
    LPN Development PCL...............................   159,800   65,740
    Major Cineplex Group PCL..........................   122,200   95,756
    MBK PCL...........................................   183,000   71,187
    MCOT PCL..........................................    60,600   14,839
    Minor International PCL...........................   116,856  110,373
    Polyplex Thailand PCL.............................     4,000      722
*   Precious Shipping PCL.............................   247,500   34,078
    Premier Marketing PCL.............................    60,100   16,988
    Property Perfect PCL..............................   613,500   13,564
    Pruksa Real Estate PCL............................   211,800  149,666
    PTT Exploration & Production PCL..................   163,085  260,151
    PTT Global Chemical PCL...........................    86,945  130,785
    PTT PCL(6420390)..................................   107,194  707,977
    PTT PCL(6420408)..................................    18,900  124,828
    Quality Houses PCL................................ 1,454,942   88,764
*   Raimon Land PCL...................................   477,500   17,372
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    12,000   16,707
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................    27,099   37,730
    Ratchthani Leasing PCL............................   440,400   40,919
    Regional Container Lines PCL......................   173,100   25,675
    Rojana Industrial Park PCL........................   239,990   34,253
    RS PCL............................................   136,700   34,813
    Samart Corp. PCL..................................   159,200   84,651
    Samart I-Mobile PCL...............................   467,600   15,049
    Samart Telcoms PCL................................    79,600   35,643

                                     1756

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
THAILAND -- (Continued)
    Sansiri PCL....................................... 1,529,733 $ 64,644
    SC Asset Corp PCL.................................   434,362   35,252
    Siam Cement PCL (The).............................    11,400  137,824
    Siam City Cement PCL..............................    13,200  102,327
    Siam Commercial Bank PCL (The)(6889935)...........    29,000  105,506
    Siam Commercial Bank PCL (The)(6363172)...........    30,100  109,508
    Siam Future Development PCL.......................   177,360   30,526
    Siam Global House PCL.............................   171,066   43,087
    Siamgas & Petrochemicals PCL......................   130,200   37,895
*   Singha Estate PCL.................................   211,700   33,178
    Sino-Thai Engineering & Construction PCL(6541473).    67,200   40,622
    Sino-Thai Engineering & Construction PCL(6541484).    83,571   50,518
    SNC Former PCL....................................     8,800    3,374
    Somboon Advance Technology PCL....................    37,250   15,950
    SPCG PCL..........................................   115,600   65,997
    Sri Ayudhya Capital PCL...........................     6,800    6,661
    Sri Trang Agro-Industry PCL.......................   105,300   30,648
    Sriracha Construction PCL.........................    44,200   15,709
    Srisawad Power 1979 PCL Class F...................    35,200   46,300
    Srithai Superware PCL.............................   372,000   22,279
    STP & I PCL.......................................   269,720   75,106
    Supalai PCL.......................................   263,100  134,007
*   SVI PCL...........................................   167,500   26,251
*   Tata Steel Thailand PCL........................... 1,030,600   14,709
    Thai Agro Energy PCL..............................     9,690      879
*   Thai Airways International PCL(6888868)...........   139,800   32,277
*   Thai Airways International PCL(6364971)...........    60,600   13,991
    Thai Oil PCL......................................   128,000  230,155
    Thai Stanley Electric PCL.........................     9,600   47,016
    Thai Union Group PCL..............................   383,040  197,242
    Thai Vegetable Oil PCL............................    59,100   37,876
    Thaicom PCL.......................................   109,200   81,749
    Thanachart Capital PCL............................   148,200  156,568
    Thoresen Thai Agencies PCL........................   232,351   50,069
    Ticon Industrial Connection PCL...................   103,950   33,746
    Tisco Financial Group PCL.........................   111,900  132,310
    TMB Bank PCL...................................... 2,018,200  145,720
    Total Access Communication PCL(B231MK7)...........   114,100  106,971
    Total Access Communication PCL(B1YWK08)...........    46,900   43,970
    TPI Polene PCL.................................... 1,043,600   65,421
*   True Corp. PCL(6363923)...........................   737,136  146,468
*   True Corp. PCL(BYM8V06)...........................   367,800   73,081
    TTCL PCL..........................................    19,363    8,345
    TTW PCL...........................................   294,200   83,157
    Union Mosaic Industry PCL (The)...................    76,125    8,479
    Unique Engineering & Construction PCL.............   167,945   82,721
    Univentures PCL...................................    39,200    6,582
    Vanachai Group PCL................................   192,900   78,817
    VGI Global Media PCL..............................   219,900   23,632
    Vibhavadi Medical Center PCL...................... 1,436,000   83,590

                                     1757

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
THAILAND -- (Continued)
    Vinythai PCL...................................... 124,200 $    33,716
                                                               -----------
TOTAL THAILAND........................................          10,433,844
                                                               -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A.................  20,624      41,060
    Akbank TAS........................................  27,035      66,068
    Akcansa Cimento A.S...............................  16,983      75,762
*   Akenerji Elektrik Uretim A.S......................  69,462      21,200
    Akfen Holding A.S.................................  24,783     109,186
    Aksa Akrilik Kimya Sanayii A.S....................  33,706     117,583
    Aksigorta A.S.....................................  34,947      18,973
    Alarko Holding A.S................................  40,910      50,402
    Albaraka Turk Katilim Bankasi A.S................. 107,822      52,564
    Anadolu Anonim Tuerk Sigorta Sirketi..............  54,184      29,725
*   Anadolu Cam Sanayii A.S...........................  77,814      44,921
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   7,085      43,932
    Arcelik A.S.......................................  51,966     271,471
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........  28,662     175,874
*   Asya Katilim Bankasi A.S.......................... 117,229      22,550
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.  29,034      29,275
    BIM Birlesik Magazalar A.S........................  12,320     208,510
    Bolu Cimento Sanayii A.S..........................  27,500      47,545
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....   6,391      13,560
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.......   1,996      56,641
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...   3,057       7,589
    Bursa Cimento Fabrikasi A.S.......................   6,211       8,525
    Cimsa Cimento Sanayi VE Ticaret A.S...............  15,721      76,703
    Coca-Cola Icecek A.S..............................   6,843      76,029
*   Deva Holding A.S..................................  41,856      55,990
*   Dogan Sirketler Grubu Holding A.S................. 384,691      70,539
    Dogus Otomotiv Servis ve Ticaret A.S..............  31,661     116,906
    EGE Seramik Sanayi ve Ticaret A.S.................  19,423      27,623
    Enka Insaat ve Sanayi A.S.........................  18,863      28,086
    Eregli Demir ve Celik Fabrikalari TAS............. 368,970     387,318
*   Fenerbahce Futbol A.S.............................   1,276      18,141
    Ford Otomotiv Sanayi A.S..........................   9,472     103,735
*   Global Yatirim Holding A.S........................  67,511      37,392
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................   2,317      59,842
    Goodyear Lastikleri TAS...........................   1,597      40,273
    GSD Holding A.S...................................  50,000      16,819
#   Gubre Fabrikalari TAS.............................  42,998      81,464
*   Ihlas Holding A.S................................. 197,201      15,305
    Is Finansal Kiralama A.S..........................  34,151       9,483
*   Izmir Demir Celik Sanayi A.S......................  29,613      20,101
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A....................................  70,697      33,118
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................  53,420      29,432
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 301,511     111,726
*   Karsan Otomotiv Sanayii Ve Ticaret A.S............  71,629      34,801
    KOC Holding A.S...................................  11,665      46,818
    Konya Cimento Sanayii A.S.........................     356      38,676
    Koza Altin Isletmeleri A.S........................   8,332      35,493
    Mardin Cimento Sanayii ve Ticaret A.S.............  20,420      24,614
*   Migros Ticaret A.S................................   6,594      35,756

                                     1758

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
*   NET Holding A.S...................................  27,936 $   30,606
    Nuh Cimento Sanayi A.S............................  11,765     40,395
    Otokar Otomotiv Ve Savunma Sanayi A.S.............   1,350     44,000
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................  24,287     20,047
*   Petkim Petrokimya Holding A.S.....................  73,263     86,585
    Pinar Entegre Et ve Un Sanayi A.S.................     487      1,832
    Pinar SUT Mamulleri Sanayii A.S...................   3,514     17,490
*   Sekerbank TAS..................................... 183,545     95,349
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........  40,239     31,637
    Soda Sanayii A.S..................................  77,842    122,012
*   Tat Gida Sanayi A.S...............................  14,877     26,582
    TAV Havalimanlari Holding A.S.....................  18,112    107,486
    Tekfen Holding A.S................................  20,947     27,377
    Tofas Turk Otomobil Fabrikasi A.S.................  14,097     97,488
    Trakya Cam Sanayii A.S............................ 133,180     75,972
*   Tupras Turkiye Petrol Rafinerileri A.S............   9,392    238,742
    Turcas Petrol A.S.................................  17,539      8,624
*   Turk Hava Yollari AO.............................. 226,248    561,825
    Turk Telekomunikasyon A.S.........................   7,248     13,277
    Turk Traktor ve Ziraat Makineleri A.S.............   1,005     24,705
    Turkcell Iletisim Hizmetleri A.S..................  14,852     52,979
    Turkcell Iletisim Hizmetleri A.S. ADR.............   9,157     81,131
    Turkiye Garanti Bankasi A.S....................... 162,082    409,596
    Turkiye Halk Bankasi A.S..........................  28,989    100,340
    Turkiye Is Bankasi Class C........................ 174,798    274,497
    Turkiye Sinai Kalkinma Bankasi A.S................ 214,178    106,761
    Turkiye Sise ve Cam Fabrikalari A.S............... 249,243    252,887
    Turkiye Vakiflar Bankasi Tao Class D.............. 154,771    198,378
    Ulker Biskuvi Sanayi A.S..........................  18,064    115,576
*   Vestel Elektronik Sanayi ve Ticaret A.S...........  29,976     52,636
    Yapi ve Kredi Bankasi A.S.........................  21,715     27,374
*   Zorlu Enerji Elektrik Uretim A.S..................  44,214     23,108
                                                               ----------
TOTAL TURKEY..........................................          6,512,393
                                                               ----------
UNITED KINGDOM -- (13.6%)
    4imprint Group P.L.C..............................     532      8,970
    888 Holdings P.L.C................................  98,636    246,656
    A.G.BARR P.L.C....................................  13,693    103,004
    AA P.L.C..........................................   9,770     41,183
    Aberdeen Asset Management P.L.C................... 211,758    746,416
    Acacia Mining P.L.C...............................  61,563    181,891
    Acal P.L.C........................................   6,517     24,111
    Admiral Group P.L.C...............................  27,690    703,542
    Afren P.L.C....................................... 357,576         36
    Aggreko P.L.C.....................................  57,187    698,069
    Amec Foster Wheeler P.L.C.........................  77,269    457,483
    Amlin P.L.C....................................... 127,594  1,218,118
    Anglo American P.L.C.............................. 139,396    556,011
    Anglo Pacific Group P.L.C.........................  14,802     12,018
    Anglo-Eastern Plantations P.L.C...................     542      4,109
    Antofagasta P.L.C.................................  84,589    461,618
    ARM Holdings P.L.C................................  33,625    479,673
    ARM Holdings P.L.C. Sponsored ADR.................   7,813    336,584

                                     1759

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Ashmore Group P.L.C...............................   127,529 $   401,045
    Ashtead Group P.L.C...............................   118,226   1,525,149
    Associated British Foods P.L.C....................    21,288     960,377
    AstraZeneca P.L.C.................................     1,641     105,665
    AstraZeneca P.L.C. Sponsored ADR..................   107,620   3,467,516
    AVEVA Group P.L.C.................................    13,180     251,863
    Aviva P.L.C.......................................   181,293   1,250,333
    B&M European Value Retail SA......................    35,917     144,276
    Babcock International Group P.L.C.................   123,335   1,616,250
    BAE Systems P.L.C.................................   290,388   2,147,664
*   Balfour Beatty P.L.C..............................   230,218     825,539
    Barclays P.L.C....................................   458,755   1,227,569
    Barclays P.L.C. Sponsored ADR.....................    81,494     878,505
    Barratt Developments P.L.C........................   276,246   2,369,559
    BBA Aviation P.L.C................................   277,237     645,869
    Beazley P.L.C.....................................   182,657     982,124
    Bellway P.L.C.....................................    42,532   1,688,847
    Berendsen P.L.C...................................    73,289   1,142,814
    Berkeley Group Holdings P.L.C.....................    42,017   2,124,235
    Betfair Group P.L.C...............................     4,999     312,993
    BG Group P.L.C....................................   331,326   5,013,890
    BGEO Group P.L.C..................................     7,575     191,788
    BHP Billiton P.L.C................................    51,865     503,616
    BHP Billiton P.L.C. ADR...........................    75,383   1,481,276
    Bloomsbury Publishing P.L.C.......................     5,758      12,307
    Bodycote P.L.C....................................    75,289     588,850
    Booker Group P.L.C................................   338,947     806,619
    Bovis Homes Group P.L.C...........................    39,982     535,757
    BP P.L.C..........................................     1,306       7,053
    BP P.L.C. Sponsored ADR...........................   392,753  12,713,415
    Braemar Shipping Services P.L.C...................       660       4,358
    Brammer P.L.C.....................................    11,343      27,447
    Brewin Dolphin Holdings P.L.C.....................    76,784     306,839
    British American Tobacco P.L.C....................    12,488     695,874
    British American Tobacco P.L.C. Sponsored ADR.....    16,764   1,860,972
    British Polythene Industries P.L.C................     3,700      36,703
    Britvic P.L.C.....................................    57,492     593,551
    BT Group P.L.C....................................   112,078     780,018
    BT Group P.L.C. Sponsored ADR.....................    35,000   1,220,100
*   BTG P.L.C.........................................    50,010     419,111
    Bunzl P.L.C.......................................    37,449   1,001,856
    Burberry Group P.L.C..............................    48,041     823,279
    Bwin Party Digital Entertainment P.L.C............   195,059     349,370
    Cable & Wireless Communications P.L.C............. 1,170,003   1,153,370
    Cape P.L.C........................................    49,047     158,069
    Capita P.L.C......................................    39,768     669,406
    Capital & Counties Properties P.L.C...............   110,562     585,061
    Card Factory P.L.C................................    11,479      57,135
#   Carillion P.L.C...................................   149,590     587,901
    Carnival P.L.C....................................    12,171     607,146
*   Carpetright P.L.C.................................     4,624      26,126
    Carr's Group P.L.C................................     9,590      21,693
    Castings P.L.C....................................     1,976      13,225

                                     1760

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Centamin P.L.C.................................... 484,800 $  470,215
    Centrica P.L.C.................................... 530,239  1,555,777
    Charles Stanley Group P.L.C.......................     382      1,683
    Chemring Group P.L.C..............................  65,790    157,629
    Chesnara P.L.C....................................  25,292    117,981
    Cineworld Group P.L.C.............................  72,955    526,453
    Clarkson P.L.C....................................   2,283     67,160
    Close Brothers Group P.L.C........................  58,188  1,072,099
    Cobham P.L.C...................................... 252,109    915,307
    Coca-Cola HBC AG..................................  48,919  1,001,746
    Communisis P.L.C..................................  17,311     10,992
    Compass Group P.L.C...............................  96,103  1,653,912
    Computacenter P.L.C...............................  20,176    237,941
    Connect Group P.L.C...............................  55,168    115,507
    Consort Medical P.L.C.............................  10,213    147,872
    Costain Group P.L.C...............................  12,970     64,971
    Countrywide P.L.C.................................   6,595     33,081
    Cranswick P.L.C...................................  14,578    435,065
    Crest Nicholson Holdings P.L.C....................  23,844    194,986
    Croda International P.L.C.........................  28,646  1,169,893
    Daily Mail & General Trust P.L.C..................  61,849    598,905
    Dairy Crest Group P.L.C...........................  64,944    605,902
    Darty P.L.C.......................................  87,142    126,417
    DCC P.L.C.........................................  19,589  1,512,329
    De La Rue P.L.C...................................  32,122    204,327
    Debenhams P.L.C................................... 375,056    421,108
    Dechra Pharmaceuticals P.L.C......................  29,248    417,776
    Devro P.L.C.......................................  60,611    258,811
    Diageo P.L.C......................................  19,831    533,880
    Diageo P.L.C. Sponsored ADR.......................   8,182    880,956
    Dialight P.L.C....................................   7,092     45,323
    Dignity P.L.C.....................................  12,869    432,131
    Diploma P.L.C.....................................  35,768    342,628
    Direct Line Insurance Group P.L.C................. 257,583  1,383,607
    Dixons Carphone P.L.C............................. 211,750  1,436,068
    Domino's Pizza Group P.L.C........................  36,370    511,636
    Drax Group P.L.C.................................. 111,531    402,549
    DS Smith P.L.C.................................... 327,829  1,715,279
    Dunelm Group P.L.C................................   8,715    109,140
    E2V Technologies P.L.C............................  21,031     63,535
    easyJet P.L.C.....................................  35,052    776,989
    Electrocomponents P.L.C........................... 186,102    558,259
    Elementis P.L.C................................... 192,523    591,251
*   EnQuest P.L.C..................................... 340,983     76,019
*   Enterprise Inns P.L.C............................. 254,877    335,640
    Essentra P.L.C....................................  83,889    881,573
    esure Group P.L.C.................................   3,258     11,674
    Euromoney Institutional Investor P.L.C............  11,864    151,755
*   Evraz P.L.C....................................... 107,225     95,752
    Experian P.L.C....................................  61,660  1,051,849
    Fenner P.L.C......................................  54,652     82,899
    Ferrexpo P.L.C....................................  61,953     15,320
    Fidessa Group P.L.C...............................   8,958    240,704

                                     1761

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
*   Findel P.L.C......................................   9,252 $   25,714
*   Firstgroup P.L.C.................................. 478,654    637,498
    Fortune Oil CVR................................... 131,020        168
    Foxtons Group P.L.C...............................  10,259     24,738
    Fresnillo P.L.C...................................  19,968    206,687
    G4S P.L.C......................................... 379,685  1,232,613
    Galliford Try P.L.C...............................  27,004    573,927
    Gem Diamonds, Ltd.................................  33,740     56,808
    Genus P.L.C.......................................  12,185    250,076
    GKN P.L.C......................................... 322,582  1,290,700
    GlaxoSmithKline P.L.C.............................  15,015    309,316
    GlaxoSmithKline P.L.C. Sponsored ADR..............  56,544  2,334,702
    Glencore P.L.C.................................... 553,539    713,674
    Go-Ahead Group P.L.C..............................   9,949    349,310
    Grafton Group P.L.C...............................  62,797    631,178
    Greencore Group P.L.C............................. 165,859    921,342
    Greene King P.L.C.................................  92,883  1,170,008
    Greggs P.L.C......................................  44,470    662,798
    Halfords Group P.L.C..............................  91,559    497,699
    Halma P.L.C....................................... 139,141  1,664,990
    Hargreaves Lansdown P.L.C.........................  29,987    584,612
    Hays P.L.C........................................ 336,497    610,975
    Headlam Group P.L.C...............................  13,408     93,965
    Helical Bar P.L.C.................................  36,245    208,501
    Henderson Group P.L.C............................. 272,410  1,083,842
    Hikma Pharmaceuticals P.L.C.......................  37,256  1,075,347
    Hill & Smith Holdings P.L.C.......................  21,801    233,828
    Hiscox, Ltd.......................................  88,559  1,257,813
*   Hochschild Mining P.L.C...........................  63,363     42,625
    Hogg Robinson Group P.L.C.........................   5,845      5,871
    Home Retail Group P.L.C........................... 236,553    462,510
    HomeServe P.L.C...................................  85,740    496,387
    Howden Joinery Group P.L.C........................ 143,776  1,029,827
    HSBC Holdings P.L.C............................... 286,122  2,017,880
    HSBC Holdings P.L.C. Sponsored ADR................ 138,043  4,886,722
    Hunting P.L.C.....................................  41,971    184,948
    Huntsworth P.L.C..................................  53,480     27,648
    ICAP P.L.C........................................ 198,801  1,375,245
    IG Group Holdings P.L.C........................... 139,292  1,461,279
*   Imagination Technologies Group P.L.C..............  42,538     80,693
    IMI P.L.C.........................................  44,294    511,465
    Imperial Tobacco Group P.L.C......................  55,627  3,011,957
    Inchcape P.L.C.................................... 173,802  1,787,082
    Indivior P.L.C.................................... 128,535    278,257
    Informa P.L.C..................................... 176,934  1,609,133
    Inmarsat P.L.C.................................... 123,680  1,947,276
    InterContinental Hotels Group P.L.C...............  18,265    600,230
    InterContinental Hotels Group P.L.C. ADR..........  14,863    492,547
    International Consolidated Airlines Group
      SA(B5282K0).....................................  10,448     80,636
    International Consolidated Airlines Group
      SA(B5M6XQ7)..................................... 197,808  1,529,583
*   International Ferro Metals, Ltd...................  99,556        965
    Interserve P.L.C..................................  42,965    287,366
    Intertek Group P.L.C..............................  36,030  1,460,330

                                     1762

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Investec P.L.C.................................... 155,047 $  986,426
*   IP Group P.L.C....................................  26,845     71,207
    ITE Group P.L.C...................................  63,549    127,554
    ITV P.L.C......................................... 517,943  1,980,029
    J D Wetherspoon P.L.C.............................  45,456    438,968
    J Sainsbury P.L.C................................. 385,074  1,352,027
    James Fisher & Sons P.L.C.........................  15,526    239,332
    Jardine Lloyd Thompson Group P.L.C................  25,774    307,268
    JD Sports Fashion P.L.C...........................  31,287    511,301
    John Menzies P.L.C................................  16,607     97,028
    John Wood Group P.L.C............................. 110,385  1,020,327
    Johnson Matthey P.L.C.............................  50,968  1,802,964
*   Johnston Press P.L.C..............................     238        120
    Jupiter Fund Management P.L.C..................... 147,800    879,701
    Just Retirement Group P.L.C.......................   6,328     13,371
#*  KAZ Minerals P.L.C................................ 112,829    186,085
    KCOM Group P.L.C.................................. 128,696    213,785
    Keller Group P.L.C................................  24,830    290,456
    Kier Group P.L.C..................................  24,704    471,079
    Kingfisher P.L.C.................................. 168,890    790,339
    Ladbrokes P.L.C................................... 357,091    650,560
    Laird P.L.C.......................................  85,445    434,522
*   Lamprell P.L.C....................................  62,935     75,298
    Lancashire Holdings, Ltd..........................  55,810    498,896
    Laura Ashley Holdings P.L.C.......................  51,893     18,764
    Lavendon Group P.L.C..............................  42,045     81,276
    Legal & General Group P.L.C....................... 544,931  1,901,982
*   Liberty Global P.L.C. Class A.....................   2,572     88,488
*   Liberty Global P.L.C. Series C....................   6,344    211,334
*   Liberty Global P.L.C. LiLAC Class A...............     129      4,526
*   Liberty Global P.L.C. LiLAC Class C...............     317     11,690
    Lloyds Banking Group P.L.C........................  29,629     27,758
#   Lloyds Banking Group P.L.C. ADR................... 449,871  1,714,009
    London Stock Exchange Group P.L.C.................  13,124    464,713
    Lookers P.L.C.....................................  67,593    152,514
    Low & Bonar P.L.C.................................  44,867     40,180
    Man Group P.L.C................................... 488,677  1,142,848
    Management Consulting Group P.L.C.................  25,041      5,236
    Marks & Spencer Group P.L.C....................... 181,594  1,102,623
    Marshalls P.L.C...................................  43,319    190,537
    Marston's P.L.C................................... 193,686    436,661
    McBride P.L.C.....................................  48,409    106,991
    Mears Group P.L.C.................................  23,736    144,082
    Meggitt P.L.C..................................... 230,927  1,201,048
    Melrose Industries P.L.C..........................  40,632    173,231
    Merlin Entertainments P.L.C.......................   3,133     18,572
    Michael Page International P.L.C..................  74,283    431,351
    Micro Focus International P.L.C...................  36,142    715,870
    Millennium & Copthorne Hotels P.L.C...............  51,316    304,298
    Mitchells & Butlers P.L.C.........................  69,621    289,032
    Mitie Group P.L.C................................. 161,786    653,616
    Mondi P.L.C.......................................  88,836  1,448,293
    Moneysupermarket.com Group P.L.C.................. 102,313    495,052

                                     1763

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Morgan Advanced Materials P.L.C................... 125,068 $  380,418
    Morgan Sindall Group P.L.C........................  10,734    109,536
*   Mothercare P.L.C..................................  31,221     93,326
    N Brown Group P.L.C...............................  54,111    240,556
    National Express Group P.L.C...................... 181,070    783,980
    National Grid P.L.C...............................   3,445     48,536
    National Grid P.L.C. Sponsored ADR................  19,273  1,364,721
    NCC Group P.L.C...................................   8,560     38,622
    Next P.L.C........................................  12,985  1,287,027
    Northgate P.L.C...................................  39,666    189,357
    Novae Group P.L.C.................................   8,589    100,452
*   Ocado Group P.L.C.................................  51,585    195,141
    Old Mutual P.L.C.................................. 604,129  1,473,868
    OneSavings Bank P.L.C.............................   5,281     23,046
    Oxford Instruments P.L.C..........................  10,980    114,959
    PayPoint P.L.C....................................   7,756     87,623
    Pearson P.L.C.....................................   3,121     35,235
    Pearson P.L.C. Sponsored ADR......................  42,001    471,671
    Pendragon P.L.C................................... 223,487    126,078
    Pennon Group P.L.C................................  85,677  1,085,985
    Persimmon P.L.C...................................  70,407  2,054,425
    Petra Diamonds, Ltd...............................  97,529    123,502
    Petrofac, Ltd.....................................  56,333    641,975
*   Petropavlovsk P.L.C............................... 787,495     62,589
    Pets at Home Group P.L.C..........................  25,192     92,585
    Phoenix Group Holdings............................  88,663  1,099,177
    Photo-Me International P.L.C......................  46,648    102,938
    Playtech P.L.C....................................  36,199    397,809
    Polypipe Group P.L.C..............................   1,581      7,072
    Premier Farnell P.L.C............................. 110,768    159,252
*   Premier Foods P.L.C............................... 304,015    161,867
*   Premier Oil P.L.C................................. 126,042     34,123
    Provident Financial P.L.C.........................  10,122    425,763
    Prudential P.L.C..................................  55,523  1,090,815
    Prudential P.L.C. ADR.............................  23,605    928,621
*   Punch Taverns P.L.C...............................   7,917     13,289
    PZ Cussons P.L.C..................................  53,903    205,059
    QinetiQ Group P.L.C............................... 229,274    760,549
    Randgold Resources, Ltd...........................  19,762  1,402,515
    Rank Group P.L.C..................................  37,741    150,467
*   Raven Russia, Ltd.................................  28,783     13,803
    Reckitt Benckiser Group P.L.C.....................  15,321  1,362,666
    Redrow P.L.C......................................  77,018    489,480
    Regus P.L.C....................................... 256,445  1,084,070
    RELX P.L.C........................................  19,573    344,376
#   RELX P.L.C. Sponsored ADR.........................  24,440    435,276
    Renishaw P.L.C....................................   9,502    247,537
*   Renold P.L.C......................................   4,231      2,887
    Rentokil Initial P.L.C............................ 393,216    880,390
    Restaurant Group P.L.C. (The)..................... 105,981    807,416
    Rexam P.L.C....................................... 225,845  1,936,432
    Ricardo P.L.C.....................................  11,315    128,192

                                     1764

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Rightmove P.L.C...................................  21,562 $1,230,298
    Rio Tinto P.L.C...................................  18,769    460,249
#   Rio Tinto P.L.C. Sponsored ADR.................... 112,860  2,781,999
    RM P.L.C..........................................  10,751     24,748
    Robert Walters P.L.C..............................  18,804     88,833
    Rolls-Royce Holdings P.L.C........................ 204,344  1,625,463
    Rotork P.L.C...................................... 196,040    479,988
*   Royal Bank of Scotland Group P.L.C................ 102,482    371,012
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.  19,222    141,666
    Royal Dutch Shell P.L.C.(B03MLX2).................   7,106    155,234
    Royal Dutch Shell P.L.C.(B03MM40).................  35,290    768,896
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206). 124,167  5,454,656
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 149,242  6,586,050
    Royal Mail P.L.C.................................. 170,765  1,122,671
    RPC Group P.L.C................................... 105,766  1,136,202
    RPS Group P.L.C...................................  66,156    172,960
    RSA Insurance Group P.L.C......................... 215,283  1,285,329
    SABMiller P.L.C...................................  24,523  1,468,507
    Saga P.L.C........................................  16,680     46,869
    Sage Group P.L.C. (The)........................... 217,428  1,938,172
    Savills P.L.C.....................................  56,874    613,671
    Schroders P.L.C.(0239581).........................   8,330    243,303
    Schroders P.L.C.(0240549).........................  11,854    463,151
    SDL P.L.C.........................................  18,264    116,991
    Senior P.L.C...................................... 141,014    441,208
    Sepura P.L.C......................................   3,814      9,471
*   Serco Group P.L.C.................................  42,024     51,298
    Severfield P.L.C..................................  55,690     46,881
    Severn Trent P.L.C................................  29,306    919,652
    Shanks Group P.L.C................................ 157,113    199,560
    Shire P.L.C.......................................  16,942    950,311
#   Shire P.L.C. ADR..................................   3,900    656,370
    SIG P.L.C......................................... 158,258    303,767
    Sky P.L.C.........................................  33,203    513,737
#   Sky P.L.C. Sponsored ADR..........................   4,853    303,943
*   Skyepharma P.L.C..................................   1,283      7,228
    Smith & Nephew P.L.C..............................  22,900    381,463
    Smith & Nephew P.L.C. Sponsored ADR...............  18,108    607,688
    Smiths Group P.L.C................................ 121,817  1,648,083
    Soco International P.L.C..........................  82,347    189,211
    Spectris P.L.C....................................  45,266  1,025,381
    Speedy Hire P.L.C................................. 108,594     64,252
    Spirax-Sarco Engineering P.L.C....................  20,262    884,373
    Spire Healthcare Group P.L.C......................   2,600     12,028
    Spirent Communications P.L.C......................  63,612     67,342
*   Sports Direct International P.L.C.................  43,228    257,049
    SSE P.L.C......................................... 105,098  2,180,715
    SSP Group P.L.C...................................  32,805    133,938
    St. Ives P.L.C....................................  14,743     46,904
    St. James's Place P.L.C........................... 125,210  1,714,290
    St. Modwen Properties P.L.C.......................  58,126    321,919
    Stagecoach Group P.L.C............................ 100,526    399,378
    Standard Chartered P.L.C.......................... 152,919  1,031,590

                                     1765

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Standard Life P.L.C............................... 140,059 $  731,789
    Sthree P.L.C......................................  10,289     45,102
    Stobart Group, Ltd................................  27,073     39,642
    SuperGroup P.L.C..................................  18,382    385,775
    Synthomer P.L.C................................... 103,585    435,407
    TalkTalk Telecom Group P.L.C...................... 122,081    382,644
    Tate & Lyle P.L.C................................. 131,856  1,181,512
    Taylor Wimpey P.L.C............................... 746,436  2,058,179
    Ted Baker P.L.C...................................   3,974    170,239
    Telecom Plus P.L.C................................  20,352    292,586
*   Tesco P.L.C....................................... 569,567  1,417,152
*   Thomas Cook Group P.L.C........................... 503,623    770,407
    Topps Tiles P.L.C.................................  22,737     44,249
    Travis Perkins P.L.C..............................  62,098  1,624,795
    Trifast P.L.C.....................................   8,295     13,531
    Trinity Mirror P.L.C.............................. 178,060    382,276
    TT Electronics P.L.C..............................  46,202    104,711
    TUI AG(5666292)...................................  63,010  1,066,144
    TUI AG(B11LJN4)...................................  41,904    711,643
    Tullett Prebon P.L.C..............................  67,660    325,800
*   Tullow Oil P.L.C..................................  57,288    141,989
    U & I Group P.L.C.................................  16,443     49,473
    UBM P.L.C......................................... 110,429    826,097
    UDG Healthcare P.L.C..............................  72,965    545,419
    Ultra Electronics Holdings P.L.C..................  18,453    502,068
    Unilever P.L.C....................................   9,090    399,639
    Unilever P.L.C. Sponsored ADR.....................  23,312  1,032,022
    UNITE Group P.L.C. (The)..........................  63,696    585,770
    United Utilities Group P.L.C......................  87,349  1,195,077
    United Utilities Group P.L.C. ADR.................     154      4,207
    UTV Media P.L.C...................................  16,663     41,787
*   Vectura Group P.L.C...............................  57,716    138,625
    Vedanta Resources P.L.C...........................  31,877    111,779
    Vesuvius P.L.C....................................  67,651    292,538
    Victrex P.L.C.....................................  29,981    665,563
    Vitec Group P.L.C. (The)..........................   9,130     72,743
    Vodafone Group P.L.C.............................. 485,520  1,560,632
    Vodafone Group P.L.C. Sponsored ADR............... 137,812  4,437,561
*   Volex P.L.C.......................................   1,437        927
    Weir Group P.L.C. (The)...........................  39,259    486,083
    WH Smith P.L.C....................................  26,244    692,519
    Whitbread P.L.C...................................  31,532  1,807,107
    William Hill P.L.C................................ 349,049  1,943,207
    Wilmington P.L.C..................................   2,776     10,389
*   Wincanton P.L.C...................................  14,780     35,433
    WM Morrison Supermarkets P.L.C.................... 759,515  1,899,837
    Wolseley P.L.C....................................  36,508  1,811,039
    Wolseley P.L.C. ADR...............................     925      4,654
    WPP P.L.C.........................................  10,700    232,698
    WPP P.L.C. Sponsored ADR..........................  17,868  1,944,038
    WS Atkins P.L.C...................................  25,453    525,689
    Xaar P.L.C........................................  12,942     88,589

                                     1766

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE++
                                                       ------- --------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C...................................  61,017 $      164,876
                                                               --------------
TOTAL UNITED KINGDOM..................................            268,886,294
                                                               --------------
UNITED STATES -- (0.1%)
*   ARRIS International P.L.C.........................  21,971        559,596
    Equinix, Inc......................................   2,506        778,481
    STERIS P.L.C......................................   7,276        503,993
                                                               --------------
TOTAL UNITED STATES...................................              1,842,070
                                                               --------------
TOTAL COMMON STOCKS...................................          1,925,541,139
                                                               --------------
PREFERRED STOCKS -- (0.6%)

BRAZIL -- (0.3%)
    Alpargatas SA.....................................  56,007        102,206
    Banco ABC Brasil SA...............................  27,621         55,707
    Banco Bradesco SA.................................  81,319        371,526
    Banco Bradesco SA ADR.............................  47,605        217,553
    Banco Daycoval SA.................................   3,700          8,099
    Banco do Estado do Rio Grande do Sul SA Class B...  73,294         81,783
    Banco Pan SA......................................  66,997         29,337
    Braskem SA Class A................................  14,800         89,121
    Centrais Eletricas Brasileiras SA Class B.........  49,900        125,744
    Centrais Eletricas Santa Catarina.................   2,600          5,959
    Cia Brasileira de Distribuicao....................   8,425         80,716
    Cia de Gas de Sao Paulo - COMGAS Class A..........   5,100         51,610
    Cia de Saneamento do Parana.......................     200            132
    Cia de Transmissao de Energia Eletrica Paulista...   9,749        111,371
    Cia Energetica de Minas Gerais....................  61,437         91,007
    Cia Energetica de Sao Paulo Class B...............  17,900         59,233
    Cia Energetica do Ceara Class A...................   2,332         19,080
    Cia Ferro Ligas da Bahia - Ferbasa................  11,500         17,749
    Cia Paranaense de Energia.........................  14,705         81,332
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................  21,846         43,153
    Eucatex SA Industria e Comercio...................   4,600          2,733
*   Gol Linhas Aereas Inteligentes SA.................  18,600          7,142
    Itau Unibanco Holding SA.......................... 283,448      1,780,532
    Itau Unibanco Holding SA ADR......................  19,858        124,907
    Lojas Americanas SA...............................  72,960        340,948
    Marcopolo SA...................................... 151,400         77,035
*   Oi SA.............................................  52,052         21,537
    Parana Banco SA...................................  12,000         21,122
*   Petroleo Brasileiro SA............................ 148,563        181,190
*   Petroleo Brasileiro SA Sponsored ADR..............  72,469        176,100
    Randon SA Implementos e Participacoes............. 105,900         58,316
    Suzano Papel e Celulose SA Class A................  78,725        314,014
    Telefonica Brasil SA..............................   7,400         64,462
    Usinas Siderurgicas de Minas Gerais SA Class A.... 167,105         35,712

                                     1767

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    Vale SA........................................... 158,800 $   289,089
                                                               -----------
TOTAL BRAZIL..........................................           5,137,257
                                                               -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................  17,884      50,303
                                                               -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA...............................  56,456      26,573
    Banco Davivienda SA...............................  15,303     107,972
    Grupo Aval Acciones y Valores SA..................  34,933      11,227
    Grupo de Inversiones Suramericana SA..............   3,227      33,917
                                                               -----------
TOTAL COLOMBIA........................................             179,689
                                                               -----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................   7,698     530,027
    Biotest AG........................................     828      10,966
    Draegerwerk AG & Co. KGaA.........................   1,935     129,198
    Fuchs Petrolub SE.................................  11,114     455,816
    Henkel AG & Co. KGaA..............................   3,488     370,606
    Jungheinrich AG...................................   5,535     441,703
    Porsche Automobil Holding SE......................  11,895     539,464
    Sartorius AG......................................     646     166,160
    Sixt SE...........................................   7,753     288,543
    STO SE & Co. KGaA.................................     467      51,290
    Villeroy & Boch AG................................   1,995      26,333
    Volkswagen AG.....................................  18,237   2,123,728
                                                               -----------
TOTAL GERMANY.........................................           5,133,834
                                                               -----------
TOTAL PREFERRED STOCKS................................          10,501,083
                                                               -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights...............................   4,255          --
                                                               -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16...............   1,979         567
*   Banco Bradesco SA Rights 02/05/16.................   2,664         600
*   Banco Bradesco SA Rights 02/05/16.................   1,931         193
*   Minerva SA Rights 02/25/16........................  18,493          46
                                                               -----------
TOTAL BRAZIL..........................................               1,406
                                                               -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16........  74,129         172
*   Coolpad Group, Ltd. Rights 03/02/16............... 135,600       1,394
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................  34,250         440
                                                               -----------
TOTAL CHINA...........................................               2,006
                                                               -----------
HONG KONG -- (0.0%)
*   GCL New Energy Holdings, Ltd. Rights.............. 180,001          --
*   Hanison Construction Holdings, Ltd. Rights
      02/05/16........................................  45,736         317
*   International Standard Resources Holdings, Ltd.
      Warrants 11/30/16............................... 110,000         467

                                     1768

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES       VALUE++
                                                    --------- --------------
HONG KONG -- (Continued)
*     Lai Sun Development Co., Ltd. Rights......... 2,437,000 $           --
                                                              --------------
TOTAL HONG KONG....................................                      784
                                                              --------------
ITALY -- (0.0%)
*     Saipem SpA Rights 02/11/16...................    51,240        160,974
                                                              --------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants
        11/06/19...................................    17,133          1,422
*     LBS Bina Group Bhd Warrants 10/04/20.........    22,050          1,380
*     VS Industry Bhd Warrants 01/06/19............    65,875          6,580
                                                              --------------
TOTAL MALAYSIA.....................................                    9,382
                                                              --------------
SOUTH KOREA -- (0.0%)
      Daekyung Machinery & Engineering Co., Ltd.
        Rights 03/04/2016..........................     1,391            319
                                                              --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA Rights 01/29/16.........................    13,038          5,790
*     Iberdrola SA Rights 02/01/16.................   672,500         93,950
                                                              --------------
TOTAL SPAIN........................................                   99,740
                                                              --------------
TAIWAN -- (0.0%)
*     Eclat Textile Co., Ltd. Rights 02/16/16796...                    3,619
*     Wafer Works Corp. Rights10,961...............                       99
                                                              --------------
TOTAL TAIWAN.......................................                    3,718
                                                              --------------
TOTAL RIGHTS/WARRANTS..............................                  278,329
                                                              --------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                    ---------
BONDS -- (0.0%)

INDIA -- (0.0%)
      NTPC, Ltd., 8.490%........................... 1,014,412         16,044
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,936,336,595
                                                              --------------

                                                     SHARES      VALUE+
                                                    --------- --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund............... 3,823,360     44,236,278
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,970,239,205)^^........................             $1,980,572,873
                                                              ==============

                                     1769

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                     LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                   ------------ ------------ ------- ------------
Common Stocks
   Australia...................................... $  1,263,356 $ 88,667,265   --    $ 89,930,621
   Austria........................................           --    7,932,009   --       7,932,009
   Belgium........................................    2,902,789   23,686,717   --      26,589,506
   Brazil.........................................    3,360,016   16,415,289   --      19,775,305
   Canada.........................................  105,297,582        4,038   --     105,301,620
   Chile..........................................    1,648,405    3,298,435   --       4,946,840
   China..........................................    9,569,346   85,317,465   --      94,886,811
   Colombia.......................................    1,201,683           --   --       1,201,683
   Czech Republic.................................           --      441,161   --         441,161
   Denmark........................................    1,163,213   26,233,157   --      27,396,370
   Egypt..........................................           --      119,313   --         119,313
   Finland........................................    1,117,191   26,139,430   --      27,256,621
   France.........................................    3,195,812  107,673,640   --     110,869,452
   Germany........................................    6,192,436   95,512,934   --     101,705,370
   Greece.........................................           --    1,655,035   --       1,655,035
   Hong Kong......................................      194,730   44,237,303   --      44,432,033
   Hungary........................................       28,411    1,298,567   --       1,326,978
   India..........................................    1,637,697   40,174,237   --      41,811,934
   Indonesia......................................      312,018    9,789,394   --      10,101,412
   Ireland........................................    1,541,775    6,936,544   --       8,478,319
   Israel.........................................    5,092,028    5,887,948   --      10,979,976
   Italy..........................................    2,579,571   36,861,361   --      39,440,932
   Japan..........................................   13,573,709  342,782,256   --     356,355,965
   Malaysia.......................................           --   15,039,202   --      15,039,202
   Mexico.........................................   19,412,765           51   --      19,412,816
   Netherlands....................................    7,125,961   32,824,831   --      39,950,792
   New Zealand....................................       26,452    7,446,550   --       7,473,002
   Norway.........................................      889,620   10,502,721   --      11,392,341
   Peru...........................................      366,734           --   --         366,734
   Philippines....................................       46,920    5,600,810   --       5,647,730
   Poland.........................................           --    6,045,962   --       6,045,962
   Portugal.......................................           --    4,828,549   --       4,828,549
   Russia.........................................      194,803    4,249,620   --       4,444,423
   Singapore......................................           --   17,586,478   --      17,586,478
   South Africa...................................    6,133,417   24,510,267   --      30,643,684
   South Korea....................................    3,915,031   74,498,376   --      78,413,407
   Spain..........................................    3,017,308   32,696,738   --      35,714,046
   Sweden.........................................      805,450   45,145,171   --      45,950,621
   Switzerland....................................   14,897,470   97,940,450   --     112,837,920
   Taiwan.........................................    2,949,670   66,233,895   --      69,183,565
   Thailand.......................................   10,427,198        6,646   --      10,433,844
   Turkey.........................................       81,131    6,431,262   --       6,512,393
   United Kingdom.................................   59,738,485  209,147,809   --     268,886,294
   United States..................................    1,842,070           --   --       1,842,070
Preferred Stocks
   Brazil.........................................      518,560    4,618,697   --       5,137,257
   Chile..........................................           --       50,303   --          50,303
   Colombia.......................................      179,689           --   --         179,689
   Germany........................................           --    5,133,834   --       5,133,834
Rights/Warrants
   Austria........................................           --           --   --              --
   Brazil.........................................           --        1,406   --           1,406
   China..........................................           --        2,006   --           2,006
   Hong Kong......................................           --          784   --             784
   Italy..........................................           --      160,974   --         160,974
   Malaysia.......................................           --        9,382   --           9,382

                                     1770

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
   South Korea....................................           --            319   --               319
   Spain..........................................           --         99,740   --            99,740
   Taiwan.........................................           --          3,718   --             3,718
Bonds
   India..........................................           --         16,044   --            16,044
Securities Lending Collateral.....................           --     44,236,278   --        44,236,278
                                                   ------------ --------------   --    --------------
TOTAL............................................. $294,440,502 $1,686,132,371   --    $1,980,572,873
                                                   ============ ==============   ==    ==============

                                     1771

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                VALUE+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $50,660,782
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $55,271,471)^^.............................. $50,660,782
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1772

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)



                                                               SHARES  VALUE+
                                                               ------ --------
COMMON STOCKS -- (87.6%)

Consumer Discretionary -- (11.5%)
*           1-800-Flowers.com, Inc. Class A...................  4,717 $ 33,514
            A.H. Belo Corp. Class A...........................  5,125   30,647
            Aaron's, Inc......................................  9,873  225,894
#           Abercrombie & Fitch Co. Class A...................  9,449  247,942
            AMC Entertainment Holdings, Inc. Class A..........    816   17,789
#           American Eagle Outfitters, Inc....................  8,629  126,329
#*          American Public Education, Inc....................  2,434   38,409
*           Apollo Education Group, Inc.......................  2,226   17,674
            Arctic Cat, Inc...................................  1,934   23,808
            Ark Restaurants Corp..............................    411    8,861
*           Ascena Retail Group, Inc.......................... 25,434  187,703
#*          Ascent Capital Group, Inc. Class A................  1,823   20,764
*           AutoNation, Inc...................................  8,710  376,707
*           Ballantyne Strong, Inc............................  3,604   16,002
*           Barnes & Noble Education, Inc.....................  6,844   75,421
            Barnes & Noble, Inc............................... 10,830   94,979
            Bassett Furniture Industries, Inc.................  2,400   71,784
            Beasley Broadcast Group, Inc. Class A.............  1,850    6,420
#           bebe stores, Inc.................................. 13,290    5,133
*           Belmond, Ltd. Class A............................. 16,070  135,952
(degrees)*  Big 4 Ranch, Inc..................................    300       --
            Big 5 Sporting Goods Corp.........................  2,817   34,283
*           Biglari Holdings, Inc.............................      1      378
            Bowl America, Inc. Class A........................    120    1,716
*           Bridgepoint Education, Inc........................  7,705   51,623
*           Build-A-Bear Workshop, Inc........................    924   12,086
            CalAtlantic Group, Inc............................ 11,059  359,307
            Caleres, Inc......................................  7,849  210,981
            Callaway Golf Co.................................. 15,213  132,505
            Canterbury Park Holding Corp......................    332    3,327
*           Career Education Corp.............................  9,820   28,282
*           Carmike Cinemas, Inc..............................  3,296   73,105
#           Carriage Services, Inc............................  3,463   76,844
*           Carrols Restaurant Group, Inc.....................  5,283   70,581
            Cato Corp. (The) Class A..........................  3,482  140,429
*           Cavco Industries, Inc.............................  1,434  120,255
*           Century Casinos, Inc..............................  2,707   18,299
*           Century Communities, Inc..........................  1,604   23,723
*           Charles & Colvard, Ltd............................    863      820
            Chico's FAS, Inc.................................. 19,950  207,280
            Children's Place, Inc. (The)......................  3,052  198,685
#*          Christopher & Banks Corp..........................    100      173
            Citi Trends, Inc..................................  3,036   62,724
#*          Conn's, Inc.......................................    100    1,232
            Cooper Tire & Rubber Co...........................  9,868  359,787
*           Cooper-Standard Holding, Inc......................  2,365  163,800
            Core-Mark Holding Co., Inc........................  3,692  300,123
            CSS Industries, Inc...............................  2,121   59,409
            Culp, Inc.........................................  1,384   35,043
*           Cumulus Media, Inc. Class A....................... 27,627    7,247
#           Dana Holding Corp................................. 12,542  149,124

                                     1773

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
#*  Deckers Outdoor Corp..............................  5,108 $252,642
#*  Del Frisco's Restaurant Group, Inc................  3,119   49,405
*   Delta Apparel, Inc................................  1,640   19,762
*   Destination XL Group, Inc.........................  4,837   20,799
#   DeVry Education Group, Inc........................  8,006  159,319
#   Dillard's, Inc. Class A...........................  5,255  370,005
*   Dixie Group, Inc. (The)...........................  3,300   14,355
    Dover Motorsports, Inc............................  3,360    7,459
    DSW, Inc. Class A................................. 11,170  268,192
*   Eldorado Resorts, Inc.............................  1,650   17,028
*   Emerson Radio Corp................................  2,934    2,846
*   Entercom Communications Corp. Class A.............  4,099   42,999
    Escalade, Inc.....................................    794    9,607
#   Ethan Allen Interiors, Inc........................  4,213  112,487
    EW Scripps Co. (The) Class A...................... 12,533  237,876
*   Express, Inc...................................... 13,499  228,943
#*  Federal-Mogul Holdings Corp....................... 11,550   55,093
    Finish Line, Inc. (The) Class A...................  6,374  120,724
    Flexsteel Industries, Inc.........................    745   32,497
#   Fred's, Inc. Class A..............................  4,642   76,593
#*  FTD Cos., Inc.....................................  3,929   97,046
*   Fuel Systems Solutions, Inc.......................  5,203   20,344
#   GameStop Corp. Class A............................ 17,536  459,619
*   Gaming Partners International Corp................    300    2,760
#   Gannett Co., Inc.................................. 17,778  263,826
*   Genesco, Inc......................................  3,705  245,049
#   Gentex Corp....................................... 15,682  214,687
*   Global Eagle Entertainment, Inc...................  1,124   11,352
    Goodyear Tire & Rubber Co. (The)..................  3,929  111,623
    Graham Holdings Co. Class B.......................    786  380,966
*   Gray Television, Inc.............................. 13,862  182,285
*   Gray Television, Inc. Class A.....................    700    7,864
*   Green Brick Partners, Inc.........................  4,874   28,659
    Group 1 Automotive, Inc...........................  4,085  219,160
#   Guess?, Inc....................................... 13,543  251,087
    Harte-Hanks, Inc.................................. 10,685   36,543
    Haverty Furniture Cos., Inc.......................  3,937   74,606
*   Helen of Troy, Ltd................................  1,209  108,048
*   Here Media, Inc...................................    340       --
*   Here Media, Inc. Special Shares...................    340       --
#*  hhgregg, Inc......................................  1,188    2,162
    Hooker Furniture Corp.............................  2,723   78,177
*   Horizon Global Corp...............................    653    6,236
*   Houghton Mifflin Harcourt Co......................    920   16,413
#*  Iconix Brand Group, Inc...........................  6,906   45,856
    International Speedway Corp. Class A..............  4,822  164,623
    Interval Leisure Group, Inc.......................    618    7,280
*   Intrawest Resorts Holdings, Inc...................  4,061   34,153
#*  JAKKS Pacific, Inc................................    539    4,016
#*  JC Penney Co., Inc................................ 50,043  363,312
    John Wiley & Sons, Inc. Class A...................  8,112  339,082
    Johnson Outdoors, Inc. Class A....................  2,148   46,182
    Journal Media Group, Inc..........................  4,325   51,986

                                     1774

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   K12, Inc..........................................  2,849 $   26,182
*   La Quinta Holdings, Inc........................... 13,672    155,040
    La-Z-Boy, Inc.....................................  8,934    191,545
*   Lakeland Industries, Inc..........................  1,020     13,189
#*  LGI Homes, Inc....................................    773     16,975
*   Liberty TripAdvisor Holdings, Inc. Class A........  8,297    185,272
*   Liberty Ventures Series A......................... 22,200    873,126
    Lifetime Brands, Inc..............................  3,091     37,030
*   Live Nation Entertainment, Inc....................  3,327     75,523
*   Luby's, Inc.......................................  7,944     34,318
*   M/I Homes, Inc....................................  4,302     77,092
*   Madison Square Garden Co. (The) Class A...........  2,872    442,518
    Marcus Corp. (The)................................  3,591     68,014
*   MarineMax, Inc....................................  5,308     89,758
    Marriott Vacations Worldwide Corp.................  5,061    249,963
#*  McClatchy Co. (The) Class A.......................  4,850      4,850
#   MDC Holdings, Inc.................................  8,426    183,350
#*  Media General, Inc................................ 11,816    191,892
    Meredith Corp.....................................  5,832    246,752
*   Meritage Homes Corp...............................  6,393    211,033
*   Modine Manufacturing Co...........................  6,957     44,664
*   Monarch Casino & Resort, Inc......................  2,145     44,401
*   Motorcar Parts of America, Inc....................  2,230     76,645
    Movado Group, Inc.................................  3,197     82,163
*   MSG Networks, Inc. Class A........................  7,073    123,707
    New Media Investment Group, Inc...................  1,801     31,193
*   New York & Co., Inc...............................  5,000     11,000
    New York Times Co. (The) Class A.................. 17,813    235,488
*   Office Depot, Inc.................................  1,231      6,340
#*  Papa Murphy's Holdings, Inc.......................  1,285     12,195
    Penske Automotive Group, Inc...................... 15,624    490,125
*   Pep Boys-Manny, Moe & Jack (The).................. 10,862    200,838
*   Perry Ellis International, Inc....................  3,029     57,581
    PulteGroup, Inc................................... 61,444  1,029,801
#*  Radio One, Inc. Class D...........................  3,383      4,872
*   RCI Hospitality Holdings, Inc.....................  2,700     22,329
#*  Reading International, Inc. Class A...............  2,416     26,238
*   Red Lion Hotels Corp..............................  4,230     23,899
*   Red Robin Gourmet Burgers, Inc....................  2,007    123,912
*   Regis Corp........................................ 11,475    171,436
    Rent-A-Center, Inc................................  7,671    104,479
    Rocky Brands, Inc.................................  1,900     20,691
*   Ruby Tuesday, Inc................................. 13,057     71,161
#   Saga Communications, Inc. Class A.................  1,966     82,395
    Salem Media Group, Inc............................  4,900     19,061
    Scholastic Corp...................................  5,289    181,571
*   Shiloh Industries, Inc............................  5,891     23,152
    Shoe Carnival, Inc................................  4,498    104,309
#*  Shutterfly, Inc...................................    841     35,028
    Sinclair Broadcast Group, Inc. Class A............  6,390    210,870
*   Sizmek, Inc.......................................  7,844     26,748
*   Skullcandy, Inc...................................  6,409     20,381
*   Skyline Corp......................................  1,691      7,609

                                     1775

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A....................  5,430 $    92,962
#   Sotheby's......................................... 10,729     252,024
*   Spanish Broadcasting System, Inc. Class A.........     78         327
    Spartan Motors, Inc...............................  7,754      22,487
    Speedway Motorsports, Inc.........................  9,146     172,585
#   Stage Stores, Inc.................................  5,727      47,534
    Standard Motor Products, Inc......................  4,436     165,507
*   Stanley Furniture Co., Inc........................  3,305       7,932
    Stein Mart, Inc...................................    700       5,152
*   Stoneridge, Inc...................................  3,786      42,820
    Superior Industries International, Inc............  4,701      86,545
    Superior Uniform Group, Inc.......................  3,972      70,821
*   Sypris Solutions, Inc.............................  6,800       6,597
*   Systemax, Inc.....................................  2,377      20,204
    Tailored Brands, Inc..............................  6,990      95,833
*   Tandy Leather Factory, Inc........................  2,694      19,585
    TEGNA, Inc........................................ 38,257     918,551
    Thor Industries, Inc..............................  7,573     397,052
#*  Tilly's, Inc. Class A.............................    892       5,789
    Time, Inc......................................... 16,634     249,510
*   Toll Brothers, Inc................................ 26,856     741,763
*   TopBuild Corp.....................................  2,885      77,260
*   Trans World Entertainment Corp....................  8,600      28,208
*   TRI Pointe Group, Inc............................. 25,899     272,975
*   Tumi Holdings, Inc................................ 11,564     199,942
*   UCP, Inc. Class A.................................  2,130      12,610
*   Unifi, Inc........................................  4,207     100,421
    Universal Technical Institute, Inc................  1,400       5,362
*   Vera Bradley, Inc.................................  4,648      68,697
*   Vitamin Shoppe, Inc...............................  4,124     125,493
#*  VOXX International Corp...........................  4,853      20,819
*   WCI Communities, Inc..............................  3,007      62,967
#   Wendy's Co. (The)................................. 41,991     429,568
*   West Marine, Inc..................................  5,325      44,038
#   Weyco Group, Inc..................................    493      13,212
*   William Lyon Homes Class A........................  3,688      40,052
#   Winnebago Industries, Inc.........................  3,265      57,497
    Wolverine World Wide, Inc......................... 14,083     238,144
*   Zagg, Inc.........................................  4,307      39,711
#*  Zumiez, Inc.......................................  3,631      65,757
                                                              -----------
Total Consumer Discretionary..........................         23,062,553
                                                              -----------
Consumer Staples -- (3.3%)
#   Alico, Inc........................................  1,067      32,405
*   Alliance One International, Inc...................  1,736      16,909
    Andersons, Inc. (The).............................  4,912     143,971
#   Cal-Maine Foods, Inc..............................  1,748      88,222
#   Casey's General Stores, Inc.......................    412      49,745
*   CCA Industries, Inc...............................    400       1,356
*   Central Garden & Pet Co...........................  2,954      39,849
*   Central Garden & Pet Co. Class A..................  8,305     114,775
*   Chefs' Warehouse, Inc. (The)......................    751       9,876
#   Coca-Cola Bottling Co. Consolidated...............    774     136,147

                                     1776

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc..........................  3,112 $   26,670
*   Darling Ingredients, Inc.......................... 23,051    207,228
#   Dean Foods Co..................................... 15,337    306,433
#*  Diamond Foods, Inc................................  4,019    147,497
    Energizer Holdings, Inc...........................    152      4,870
#   Fresh Del Monte Produce, Inc...................... 11,335    462,581
    Golden Enterprises, Inc...........................    678      3,180
    Ingles Markets, Inc. Class A......................  2,684    102,958
    Ingredion, Inc.................................... 10,598  1,067,431
    Inter Parfums, Inc................................  4,520    121,362
    John B. Sanfilippo & Son, Inc.....................  1,551     93,044
*   Landec Corp.......................................  4,972     59,813
#   Limoneira Co......................................  1,546     19,449
*   Mannatech, Inc....................................    682     12,003
#   MGP Ingredients, Inc..............................  3,567     79,829
*   Nutraceutical International Corp..................  2,600     61,620
    Oil-Dri Corp. of America..........................    882     33,075
*   Omega Protein Corp................................  5,772    130,389
#   Orchids Paper Products Co.........................    836     24,662
    Pinnacle Foods, Inc............................... 19,297    827,648
*   Post Holdings, Inc................................ 10,967    641,570
#   Sanderson Farms, Inc..............................  3,077    249,914
*   Seaboard Corp.....................................    144    414,288
*   Seneca Foods Corp. Class A........................  1,129     31,194
#   Snyder's-Lance, Inc...............................  9,684    305,724
    SpartanNash Co....................................  7,655    157,081
#   Universal Corp....................................  3,119    170,703
    Village Super Market, Inc. Class A................  1,226     32,195
    Weis Markets, Inc.................................  4,515    183,399
                                                              ----------
Total Consumer Staples................................         6,611,065
                                                              ----------
Energy -- (5.6%)
#*  Abraxas Petroleum Corp............................  4,857      5,537
    Adams Resources & Energy, Inc.....................    489     16,465
#   Alon USA Energy, Inc.............................. 10,886    136,946
    Archrock, Inc..................................... 13,497     80,982
#   Atwood Oceanics, Inc..............................  8,645     52,994
*   Barnwell Industries, Inc..........................    480        773
#*  Basic Energy Services, Inc........................  8,584     19,743
#*  Bill Barrett Corp.................................  4,418     16,347
#*  Bonanza Creek Energy, Inc.........................  6,197     17,661
#   Bristow Group, Inc................................  4,846    112,718
#*  C&J Energy Services, Ltd..........................  6,114     15,040
#   California Resources Corp......................... 31,228     44,656
*   Callon Petroleum Co...............................  9,677     66,287
*   Carrizo Oil & Gas, Inc............................  4,280    116,116
#*  Clayton Williams Energy, Inc......................  1,771     30,426
#*  Cloud Peak Energy, Inc............................  8,161     12,241
#*  Comstock Resources, Inc........................... 11,486     20,100
*   Contango Oil & Gas Co.............................  1,493      9,570
#   CVR Energy, Inc...................................  6,958    243,669
*   Dawson Geophysical Co.............................  3,898     12,396
    Delek US Holdings, Inc............................  8,298    141,232

                                     1777

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Energy -- (Continued)
#   Denbury Resources, Inc............................ 38,791 $ 60,514
    DHT Holdings, Inc................................. 13,062   75,498
#   Diamond Offshore Drilling, Inc.................... 18,122  336,888
#*  Dorian LPG, Ltd...................................  4,826   51,059
#*  Dril-Quip, Inc....................................  6,240  365,914
#   Energy XXI, Ltd...................................  1,500    1,301
*   ENGlobal Corp.....................................  2,200    1,995
#   EnLink Midstream LLC..............................  6,787   85,856
#*  EP Energy Corp. Class A........................... 13,063   48,856
*   Era Group, Inc....................................  3,499   32,121
*   Exterran Corp.....................................  6,748  111,477
*   Forum Energy Technologies, Inc....................  9,408  105,464
#   GasLog, Ltd.......................................  8,799   65,728
#*  Gastar Exploration, Inc...........................  7,600    9,044
#*  Geospace Technologies Corp........................    364    3,935
    Green Plains, Inc.................................  7,463  141,424
    Gulf Island Fabrication, Inc......................  2,703   23,570
#*  Gulfmark Offshore, Inc. Class A...................  4,796   18,177
*   Gulfport Energy Corp..............................    561   16,578
#   Hallador Energy Co................................     83      413
*   Helix Energy Solutions Group, Inc................. 13,392   53,970
#   Helmerich & Payne, Inc............................ 18,608  945,286
    HollyFrontier Corp................................ 10,618  371,311
#*  Hornbeck Offshore Services, Inc...................  5,318   43,235
*   Jones Energy, Inc. Class A........................  1,078    2,275
*   Matrix Service Co.................................  4,504   85,396
*   McDermott International, Inc...................... 17,791   49,103
#*  Mitcham Industries, Inc...........................  1,387    3,786
    Nabors Industries, Ltd............................ 48,740  358,726
*   Natural Gas Services Group, Inc...................  2,866   54,225
*   Newpark Resources, Inc............................ 12,173   59,282
#   Noble Corp. P.L.C................................. 38,412  299,229
#   Nordic American Tankers, Ltd......................    841   10,689
#*  Northern Oil and Gas, Inc.........................  7,771   25,644
#*  Oasis Petroleum, Inc..............................  7,617   40,751
    Oceaneering International, Inc.................... 17,366  587,839
*   Oil States International, Inc.....................  6,507  183,693
#*  Overseas Shipholding Group, Inc. Class A..........    231      617
*   Overseas Shipholding Group, Inc. Class B..........  2,316    6,925
*   Pacific Drilling SA............................... 11,342    4,493
    Panhandle Oil and Gas, Inc. Class A...............  1,390   20,058
*   Parker Drilling Co................................ 26,597   36,438
    Patterson-UTI Energy, Inc......................... 21,390  307,588
    PBF Energy, Inc. Class A.......................... 15,859  554,906
*   PDC Energy, Inc...................................  6,695  380,745
#   Peabody Energy Corp...............................  1,520    6,764
*   PHI, Inc. Non-voting..............................  2,327   42,188
*   Pioneer Energy Services Corp...................... 12,134   16,624
#   Range Resources Corp..............................  3,836  113,392
*   Renewable Energy Group, Inc.......................  9,690   67,152
*   REX American Resources Corp.......................  1,792   95,747
#*  Rex Energy Corp...................................  8,678    6,449
*   Rice Energy, Inc.................................. 18,124  211,507

                                     1778

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
*   Ring Energy, Inc..................................  2,440 $    13,493
    Rowan Cos. P.L.C. Class A......................... 19,670     248,825
#   RPC, Inc.......................................... 26,906     335,518
*   RSP Permian, Inc.................................. 12,238     288,205
    Scorpio Tankers, Inc.............................. 28,121     171,538
#*  SEACOR Holdings, Inc..............................  3,442     158,366
    SemGroup Corp. Class A............................  2,811      62,235
#*  Seventy Seven Energy, Inc.........................  4,101       1,758
#   Ship Finance International, Ltd...................  9,581     128,290
#   SM Energy Co......................................  9,415     131,622
*   Steel Excel, Inc..................................  3,594      51,358
#*  Stone Energy Corp.................................  8,274      25,484
#   Superior Energy Services, Inc..................... 21,007     216,582
#*  Synergy Resources Corp............................ 16,026     101,605
    Targa Resources Corp..............................  3,429      77,050
#   Teekay Corp.......................................    400       2,740
    Teekay Tankers, Ltd. Class A...................... 14,556      66,521
    Tesco Corp........................................  7,002      47,614
*   TETRA Technologies, Inc........................... 14,556      90,102
#   Tidewater, Inc....................................  6,303      33,469
#   Transocean, Ltd................................... 36,842     383,894
*   Triangle Petroleum Corp........................... 11,055       5,017
#*  Unit Corp.........................................  7,421      77,401
*   Vaalco Energy, Inc................................  7,136      10,062
    Western Refining, Inc............................. 16,805     552,884
*   Whiting Petroleum Corp............................ 24,361     179,053
#*  WPX Energy, Inc................................... 24,868     134,785
                                                              -----------
Total Energy..........................................         11,369,215
                                                              -----------
Financials -- (24.9%)
    1st Source Corp...................................  6,479     195,795
#   Access National Corp..............................  1,470      27,651
    Alexander & Baldwin, Inc..........................  8,419     255,096
    Allied World Assurance Co. Holdings AG............ 15,099     552,472
*   Ambac Financial Group, Inc........................  6,010      84,380
    American Equity Investment Life Holding Co........ 13,974     254,187
    American Financial Group, Inc..................... 14,567   1,033,966
#   American National Bankshares, Inc.................    702      17,550
    American National Insurance Co....................  3,763     365,688
*   American River Bankshares.........................    100       1,026
    Ameris Bancorp....................................  4,643     134,322
    AMERISAFE, Inc....................................  3,060     156,091
    AmeriServ Financial, Inc..........................  6,300      19,656
*   Arch Capital Group, Ltd...........................  1,937     130,844
    Argo Group International Holdings, Ltd............  4,681     266,021
#   Arrow Financial Corp..............................    742      20,420
    Aspen Insurance Holdings, Ltd..................... 10,631     494,448
    Associated Banc-Corp.............................. 25,893     454,422
    Assurant, Inc..................................... 11,668     948,725
    Assured Guaranty, Ltd............................. 24,956     593,454
*   Asta Funding, Inc.................................  1,714      12,838
    Astoria Financial Corp............................ 18,463     279,345
*   Atlanticus Holdings Corp..........................  2,898       8,781

                                     1779

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
*   Atlas Financial Holdings, Inc.....................  1,260 $ 21,949
    Auburn National Bancorporation, Inc...............     44    1,196
*   AV Homes, Inc.....................................  1,654   16,904
    Axis Capital Holdings, Ltd........................ 17,090  921,322
    Baldwin & Lyons, Inc. Class B.....................  2,584   63,902
#   Banc of California, Inc...........................  4,066   61,397
    BancFirst Corp....................................  1,596   89,280
*   Bancorp, Inc. (The)...............................  4,716   21,222
    BancorpSouth, Inc.................................  8,155  170,276
#   Bank Mutual Corp..................................  7,255   57,169
    Bank of Commerce Holdings.........................  1,233    7,262
    BankFinancial Corp................................  4,311   52,896
    Banner Corp.......................................    458   19,007
    Bar Harbor Bankshares.............................    480   16,656
    BBCN Bancorp, Inc................................. 12,345  187,644
*   BBX Capital Corp. Class A.........................    558    7,483
    BCB Bancorp, Inc..................................    994   10,407
*   Bear State Financial, Inc.........................    622    5,505
*   Beneficial Bancorp, Inc........................... 13,562  175,628
    Berkshire Hills Bancorp, Inc......................  5,729  159,152
#   Blue Hills Bancorp, Inc...........................  3,035   44,614
    BNC Bancorp.......................................  4,235   98,337
#   BOK Financial Corp................................  9,299  465,043
    Boston Private Financial Holdings, Inc............ 13,080  135,378
    Brookline Bancorp, Inc............................ 15,214  169,788
    Bryn Mawr Bank Corp...............................  2,109   55,319
    C&F Financial Corp................................    179    6,847
    Calamos Asset Management, Inc. Class A............  3,248   31,148
    California First National Bancorp.................  1,000   13,660
    Camden National Corp..............................    773   32,443
    Cape Bancorp, Inc.................................    439    5,817
    Capital Bank Financial Corp. Class A..............  4,659  141,867
#   Capital City Bank Group, Inc......................  1,869   26,446
#   Capitol Federal Financial, Inc.................... 23,417  287,327
    Cardinal Financial Corp...........................  6,408  122,201
*   Cascade Bancorp...................................  9,223   49,804
    Cash America International, Inc...................  3,812  114,131
    Cathay General Bancorp............................  7,241  202,748
    CenterState Banks, Inc............................  6,782   96,237
    Central Pacific Financial Corp....................  4,611   96,600
    Century Bancorp, Inc. Class A.....................    134    5,427
    Chemical Financial Corp...........................  5,998  191,096
    Citizens Community Bancorp, Inc...................  2,054   18,774
    Citizens Holding Co...............................    171    3,952
    City Holding Co...................................  1,230   54,686
#   Clifton Bancorp, Inc..............................  3,280   47,330
    CNB Financial Corp................................    439    7,985
    CNO Financial Group, Inc.......................... 28,026  487,652
    CoBiz Financial, Inc..............................  6,391   70,237
    Columbia Banking System, Inc......................  9,486  281,070
#   Community Bank System, Inc........................  6,553  246,655
#   Community Trust Bancorp, Inc......................  2,728   95,044
    ConnectOne Bancorp, Inc...........................  3,579   59,519

                                     1780

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   Consolidated-Tomoka Land Co.......................    108 $  5,017
*   Consumer Portfolio Services, Inc..................  5,621   24,957
#*  Cowen Group, Inc. Class A......................... 17,247   49,326
*   Customers Bancorp, Inc............................  4,060  101,906
#   CVB Financial Corp................................ 17,150  262,566
    Dime Community Bancshares, Inc....................  5,364   92,207
    Donegal Group, Inc. Class A.......................  4,597   64,864
#   Donegal Group, Inc. Class B.......................    592    9,146
*   Eagle Bancorp, Inc................................  2,461  116,258
    EMC Insurance Group, Inc..........................  4,869  113,253
#*  Emergent Capital, Inc.............................    183      805
    Employers Holdings, Inc...........................  4,818  120,016
#*  Encore Capital Group, Inc.........................  3,776   86,546
    Endurance Specialty Holdings, Ltd................. 11,483  711,142
*   Enstar Group, Ltd.................................  1,122  179,015
#   Enterprise Bancorp, Inc...........................    338    8,007
    Enterprise Financial Services Corp................  2,976   84,489
    ESSA Bancorp, Inc.................................  1,308   17,671
    EverBank Financial Corp........................... 20,763  292,135
*   Ezcorp, Inc. Class A..............................  5,837   17,744
#*  Farmers Capital Bank Corp.........................  1,442   38,920
    FBL Financial Group, Inc. Class A.................  4,662  284,662
*   FCB Financial Holdings, Inc. Class A..............  4,562  153,374
    Federal Agricultural Mortgage Corp. Class C.......  1,100   35,871
    Federated National Holding Co.....................  1,665   41,192
    Fidelity & Guaranty Life..........................  3,407   85,345
    Fidelity Southern Corp............................  3,130   49,454
    Financial Institutions, Inc.......................  1,451   39,830
*   First Acceptance Corp.............................  5,500   11,275
*   First BanCorp(318672706).......................... 19,195   49,907
    First Bancorp(318910106)..........................  3,069   57,544
    First Bancorp, Inc................................  1,060   20,257
    First Busey Corp..................................  4,492   82,788
    First Business Financial Services, Inc............    600   13,776
    First Citizens BancShares, Inc. Class A...........    533  131,150
    First Commonwealth Financial Corp................. 14,047  122,630
    First Community Bancshares, Inc...................  2,358   43,741
    First Connecticut Bancorp., Inc...................    718   11,682
    First Defiance Financial Corp.....................  2,005   78,055
    First Federal of Northern Michigan Bancorp, Inc...    200    1,240
    First Financial Bancorp...........................  9,487  151,792
    First Financial Corp..............................  1,400   46,270
    First Financial Northwest, Inc....................  3,232   43,729
    First Interstate BancSystem, Inc. Class A.........  3,266   88,019
*   First Marblehead Corp. (The)......................    786    2,971
    First Merchants Corp..............................  8,252  188,641
    First Midwest Bancorp, Inc........................ 13,098  228,298
*   First NBC Bank Holding Co.........................  2,791   87,609
    First South Bancorp, Inc..........................    720    6,012
    FirstMerit Corp................................... 28,758  557,330
*   Flagstar Bancorp, Inc.............................  8,811  164,325
    Flushing Financial Corp...........................  3,958   87,076
#   FNB Corp.......................................... 28,784  346,847

                                     1781

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#*  Forestar Group, Inc...............................  4,995 $ 45,355
    Fox Chase Bancorp, Inc............................    289    5,656
#*  FRP Holdings, Inc.................................    536   16,273
    Fulton Financial Corp............................. 28,902  371,391
    Gain Capital Holdings, Inc........................  5,614   39,073
#   German American Bancorp, Inc......................  2,375   75,572
    Glacier Bancorp, Inc.............................. 12,717  299,994
*   Global Indemnity P.L.C............................  1,977   59,448
    Great Southern Bancorp, Inc.......................  2,001   79,380
#*  Green Dot Corp. Class A...........................  8,271  146,976
*   Greenlight Capital Re, Ltd. Class A...............  4,064   78,923
    Guaranty Bancorp..................................  2,411   37,997
    Guaranty Federal Bancshares, Inc..................    100    1,510
*   Hallmark Financial Services, Inc..................  3,963   43,197
    Hancock Holding Co................................ 13,356  320,010
    Hanmi Financial Corp..............................  4,820  104,594
    Hanover Insurance Group, Inc. (The)...............  7,863  640,756
#   HCI Group, Inc....................................  1,513   50,307
    Heartland Financial USA, Inc......................  2,138   64,033
    Heritage Commerce Corp............................  4,200   41,202
    Heritage Financial Corp...........................  3,836   69,470
    Heritage Insurance Holdings, Inc..................  1,942   38,490
    HF Financial Corp.................................    363    6,305
*   Hilltop Holdings, Inc............................. 16,193  258,602
#   Hingham Institution for Savings...................     94   11,563
*   HMN Financial, Inc................................    750    8,640
    Home Bancorp, Inc.................................    724   18,469
*   HomeStreet, Inc...................................  2,792   57,180
*   HomeTrust Bancshares, Inc.........................  1,929   35,686
    HopFed Bancorp, Inc...............................    683    7,834
    Horace Mann Educators Corp........................  5,699  175,073
    Horizon Bancorp...................................    401   10,294
    Iberiabank Corp...................................  7,130  341,170
    Independence Holding Co...........................  6,112   93,758
    Independent Bank Corp.(453836108).................  4,094  187,137
    Independent Bank Corp.(453838609).................    340    5,148
    Independent Bank Group, Inc.......................    634   18,963
    Infinity Property & Casualty Corp.................  2,098  166,560
    Interactive Brokers Group, Inc. Class A...........  2,023   65,282
    International Bancshares Corp..................... 11,356  263,346
*   INTL. FCStone, Inc................................  2,659   74,957
    Investment Technology Group, Inc..................  4,583   78,873
#   Investors Bancorp, Inc............................ 58,296  681,480
    Investors Title Co................................    125   10,812
#   Janus Capital Group, Inc.......................... 31,284  393,866
*   KCG Holdings, Inc. Class A........................ 14,783  151,082
    Kearny Financial Corp.............................  9,203  111,264
    Kemper Corp.......................................  8,313  287,297
    Kentucky First Federal Bancorp....................    120    1,116
*   Ladenburg Thalmann Financial Services, Inc........  8,223   19,324
    Lake Sunapee Bank Group...........................    200    2,748
    Lakeland Bancorp, Inc.............................  6,717   75,298
    Lakeland Financial Corp...........................  2,558  112,015

                                     1782

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Landmark Bancorp, Inc.............................    187 $  4,664
    LegacyTexas Financial Group, Inc..................  7,750  151,357
    Legg Mason, Inc................................... 18,819  576,238
#*  LendingTree, Inc..................................    400   29,476
    Macatawa Bank Corp................................  4,800   28,128
    Mackinac Financial Corp...........................  1,448   15,204
#   Maiden Holdings, Ltd.............................. 11,560  147,968
    MainSource Financial Group, Inc...................  3,835   85,060
    Marlin Business Services Corp.....................  2,600   40,742
    MB Financial, Inc................................. 12,714  395,660
#*  MBIA, Inc......................................... 26,280  175,025
*   MBT Financial Corp................................  4,052   33,064
    Mercantile Bank Corp..............................  1,220   27,267
    Merchants Bancshares, Inc.........................    591   17,204
    Meridian Bancorp, Inc.............................  8,220  115,491
    Meta Financial Group, Inc.........................     85    3,686
    Metro Bancorp, Inc................................  2,783   79,371
    MidSouth Bancorp, Inc.............................  2,318   17,825
    MidWestOne Financial Group, Inc...................     88    2,477
    MutualFirst Financial, Inc........................    414   10,317
    Nasdaq, Inc.......................................  5,664  351,168
    National Bank Holdings Corp. Class A..............  4,766   93,843
    National General Holdings Corp.................... 14,839  293,664
    National Penn Bancshares, Inc..................... 20,403  232,594
    National Western Life Group, Inc. Class A.........    420   96,907
    Navient Corp...................................... 34,362  328,501
*   Navigators Group, Inc. (The)......................  2,683  235,058
    NBT Bancorp, Inc..................................  6,890  178,451
    Nelnet, Inc. Class A..............................  5,239  170,110
    NewBridge Bancorp.................................  3,600   40,752
*   NewStar Financial, Inc............................  5,045   38,645
*   Nicholas Financial, Inc...........................    247    2,556
*   NMI Holdings, Inc. Class A........................  7,955   41,764
    Northeast Bancorp.................................  1,166   11,777
    Northeast Community Bancorp, Inc..................  4,400   30,360
#   Northfield Bancorp, Inc...........................  6,785  105,032
    Northrim BanCorp, Inc.............................    474   10,954
    Northwest Bancshares, Inc......................... 17,066  214,520
#   Norwood Financial Corp............................     44    1,221
    OceanFirst Financial Corp.........................  2,040   36,149
    OFG Bancorp.......................................  6,618   37,193
    Ohio Valley Banc Corp.............................    197    4,576
    Old National Bancorp.............................. 19,083  235,103
    Old Republic International Corp................... 44,397  802,698
*   Old Second Bancorp, Inc...........................  1,922   13,665
    OneBeacon Insurance Group, Ltd. Class A...........  1,647   21,147
    Oppenheimer Holdings, Inc. Class A................  1,595   24,451
    Opus Bank.........................................  4,445  146,641
    Oritani Financial Corp............................  6,745  112,776
#   Pacific Continental Corp..........................  1,612   26,018
*   Pacific Mercantile Bancorp........................  2,264   15,803
*   Pacific Premier Bancorp, Inc......................  2,714   55,718
    PacWest Bancorp................................... 16,233  595,913

                                     1783

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Park National Corp................................    370 $ 32,601
    Park Sterling Corp................................  6,031   44,147
    PartnerRe, Ltd....................................  6,995  982,098
*   Patriot National Bancorp, Inc.....................     60      848
    Peapack Gladstone Financial Corp..................  1,644   35,445
#   Penns Woods Bancorp, Inc..........................    225    8,852
#   People's United Financial, Inc.................... 54,261  779,731
    Peoples Bancorp, Inc..............................  2,428   41,664
*   PHH Corp..........................................  7,188   88,269
*   PICO Holdings, Inc................................  3,461   30,388
    Pinnacle Financial Partners, Inc..................  6,724  335,191
*   Piper Jaffray Cos.................................  1,891   64,294
    Popular, Inc...................................... 17,409  437,662
    Preferred Bank....................................  1,912   62,140
    Premier Financial Bancorp, Inc....................    658   10,074
#   Primerica, Inc....................................  7,975  358,955
    ProAssurance Corp.................................  8,297  415,846
    Prosperity Bancshares, Inc........................ 11,947  506,553
    Provident Financial Holdings, Inc.................  2,100   36,708
    Provident Financial Services, Inc................. 10,677  209,696
    Prudential Bancorp, Inc...........................     88    1,375
    Pulaski Financial Corp............................  1,241   17,647
    QCR Holdings, Inc.................................    225    5,166
*   Realogy Holdings Corp............................. 24,257  795,630
*   Regional Management Corp..........................  1,461   19,373
    Reinsurance Group of America, Inc................. 11,668  982,796
#   RenaissanceRe Holdings, Ltd.......................  7,595  855,577
    Renasant Corp.....................................  6,425  203,994
    Republic Bancorp, Inc. Class A....................  2,281   60,926
#*  Republic First Bancorp, Inc.......................    425    1,751
#   Resource America, Inc. Class A....................  5,304   23,125
    Riverview Bancorp, Inc............................  4,200   18,144
#   RLI Corp..........................................  1,823  108,104
    S&T Bancorp, Inc..................................  5,748  155,253
    Sandy Spring Bancorp, Inc.........................  3,742   99,537
*   Seacoast Banking Corp. of Florida.................  4,202   62,274
    Selective Insurance Group, Inc....................  9,400  294,314
#   ServisFirst Bancshares, Inc.......................    772   30,934
    Shore Bancshares, Inc.............................    479    5,470
    SI Financial Group, Inc...........................  1,191   16,626
    Sierra Bancorp....................................    974   17,727
    Simmons First National Corp. Class A..............  4,691  207,858
    South State Corp..................................  4,152  277,561
*   Southern First Bancshares, Inc....................    266    6,025
    Southern Missouri Bancorp, Inc....................    320    7,600
    Southside Bancshares, Inc.........................    543   12,234
#   Southwest Bancorp, Inc............................  3,939   65,939
    Southwest Georgia Financial Corp..................     98    1,439
    StanCorp Financial Group, Inc.....................  5,949  682,112
    State Auto Financial Corp.........................  9,437  206,010
    State Bank Financial Corp.........................  5,364  103,311
    Sterling Bancorp.................................. 21,766  341,944
    Stewart Information Services Corp.................  3,920  139,003

                                     1784

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
*   Stifel Financial Corp............................. 11,328 $   379,035
    Stock Yards Bancorp, Inc..........................    700      27,356
*   Stratus Properties, Inc...........................    650      15,522
    Suffolk Bancorp...................................  2,821      78,960
*   Sun Bancorp, Inc..................................  1,027      21,546
    Symetra Financial Corp............................ 16,656     533,325
    Synovus Financial Corp............................  9,870     301,331
    Talmer Bancorp, Inc. Class A...................... 10,101     162,222
    TCF Financial Corp................................ 28,735     345,107
    Territorial Bancorp, Inc..........................    408      10,873
*   Texas Capital Bancshares, Inc.....................  7,356     262,609
    Timberland Bancorp, Inc...........................    400       4,996
#   Tompkins Financial Corp...........................  1,461      81,845
#   Towne Bank........................................  4,151      79,160
    Trico Bancshares..................................  3,339      85,178
*   TriState Capital Holdings, Inc....................  1,743      20,742
    TrustCo Bank Corp. NY............................. 13,277      73,023
#   Trustmark Corp.................................... 10,937     236,677
    UMB Financial Corp................................  8,127     381,156
#   Umpqua Holdings Corp.............................. 38,099     551,674
*   Unico American Corp...............................  1,400      14,392
    Union Bankshares Corp.............................  7,253     166,601
#   United Bankshares, Inc............................  4,409     148,054
    United Community Banks, Inc.......................  9,579     172,997
    United Community Financial Corp...................  4,552      27,904
    United Financial Bancorp, Inc.....................  6,976      78,829
    United Fire Group, Inc............................  4,955     191,412
    United Insurance Holdings Corp....................  2,512      39,011
    Unity Bancorp, Inc................................    594       6,849
#   Universal Insurance Holdings, Inc.................    620      11,619
    Univest Corp. of Pennsylvania.....................  2,456      48,334
    Validus Holdings, Ltd............................. 14,221     629,137
#   Valley National Bancorp........................... 36,206     318,613
    Virtus Investment Partners, Inc...................  1,346     118,448
*   Walker & Dunlop, Inc..............................  4,605     110,336
    Washington Federal, Inc........................... 18,069     385,773
#   Washington Trust Bancorp, Inc.....................  2,119      83,616
    Waterstone Financial, Inc.........................  4,039      55,940
    WesBanco, Inc.....................................  5,990     173,830
#   West BanCorp, Inc.................................  4,792      86,256
    Westfield Financial, Inc..........................  4,449      35,503
    White Mountains Insurance Group, Ltd..............    561     400,043
    Wilshire Bancorp, Inc............................. 11,696     123,861
    Wintrust Financial Corp...........................  8,032     338,067
    WR Berkley Corp................................... 11,024     552,854
    WSFS Financial Corp...............................  4,495     130,625
#   Yadkin Financial Corp.............................  4,462     103,697
    Zions Bancorporation.............................. 35,848     813,033
                                                              -----------
Total Financials......................................         50,095,912
                                                              -----------
Health Care -- (4.3%)
    Aceto Corp........................................  6,383     145,852
*   Acorda Therapeutics, Inc..........................  2,137      78,684

                                     1785

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
#*           Addus HomeCare Corp...............................  3,301 $ 70,014
#*           Affymetrix, Inc................................... 12,819  179,851
#*           Air Methods Corp..................................  6,642  258,639
*            Allied Healthcare Products, Inc...................  1,700    1,547
*            Allscripts Healthcare Solutions, Inc.............. 23,477  323,513
*            Almost Family, Inc................................  2,016   77,092
*            Amedisys, Inc.....................................  4,724  168,883
*            American Shared Hospital Services.................    400      628
*            Amsurg Corp.......................................  9,709  710,602
#            Analogic Corp.....................................  2,077  153,843
*            AngioDynamics, Inc................................  6,071   68,724
*            Anika Therapeutics, Inc...........................  2,099   78,964
*            Arrhythmia Research Technology, Inc...............    291    1,263
*            Cambrex Corp......................................    895   31,003
             Catalyst Biosciences, Inc.........................    642    1,419
*            Community Health Systems, Inc..................... 18,612  399,786
#            CONMED Corp.......................................  4,593  169,665
*            Cross Country Healthcare, Inc.....................  5,661   81,518
             CryoLife, Inc.....................................  5,333   52,423
#*           Cumberland Pharmaceuticals, Inc...................  3,402   16,874
*            Cynosure, Inc. Class A............................  3,886  140,673
             Digirad Corp......................................  3,300   16,401
#*           Emergent Biosolutions, Inc........................  6,567  240,352
*            Exactech, Inc.....................................  1,341   26,833
*            Five Star Quality Care, Inc....................... 10,700   27,178
*            Genesis Healthcare, Inc...........................    298      536
*            Greatbatch, Inc...................................  5,226  201,776
*            Haemonetics Corp..................................  8,449  267,326
*            Halyard Health, Inc...............................  2,638   65,422
*            Hanger, Inc.......................................  2,855   38,514
*            Harvard Bioscience, Inc...........................  4,641   13,784
#*           Healthways, Inc...................................  4,876   57,342
*            HMS Holdings Corp.................................  2,592   31,234
*            ICU Medical, Inc..................................  1,555  149,669
#*           InfuSystems Holdings, Inc.........................  2,347    6,572
*            Integra LifeSciences Holdings Corp................  2,968  182,384
*            Interpace Diagnostics Group, Inc..................  3,900    1,053
             Invacare Corp.....................................  6,639  102,307
             Kewaunee Scientific Corp..........................    170    2,863
             Kindred Healthcare, Inc........................... 12,053  116,432
             LeMaitre Vascular, Inc............................  3,115   45,479
*            LHC Group, Inc....................................  2,768  104,963
*            LifePoint Health, Inc.............................  7,240  505,280
*            Luminex Corp......................................  5,561  106,716
*            Magellan Health, Inc..............................  4,731  269,667
(degrees)#*  Medcath Corp......................................  5,455       --
*            Medicines Co. (The)...............................  7,892  272,748
*            Merit Medical Systems, Inc........................  6,450  106,748
*            Misonix, Inc......................................    900    6,912
#*           Molina Healthcare, Inc............................ 10,040  551,296
             National HealthCare Corp..........................  1,536   96,998
*            Natus Medical, Inc................................    805   28,400
*            Omnicell, Inc.....................................  5,562  155,680

                                     1786

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   OraSure Technologies, Inc.........................  6,100 $   33,367
*   Orthofix International NV.........................  2,702    106,648
#   Owens & Minor, Inc................................ 10,308    357,172
*   PharMerica Corp...................................  6,154    182,712
*   Prestige Brands Holdings, Inc.....................  8,858    413,491
*   Providence Service Corp. (The)....................  2,302    102,209
*   RTI Surgical, Inc.................................  7,580     24,332
*   SciClone Pharmaceuticals, Inc.....................  6,788     54,236
*   SeaSpine Holdings Corp............................  1,528     22,095
    Select Medical Holdings Corp...................... 20,298    193,440
    Span-America Medical Systems, Inc.................    363      7,006
*   SunLink Health Systems, Inc.......................    887        621
*   Symmetry Surgical, Inc............................  2,128     18,769
#*  Triple-S Management Corp. Class B.................  4,208     93,796
#   Universal American Corp........................... 17,094    108,034
                                                              ----------
Total Health Care.....................................         8,728,253
                                                              ----------
Industrials -- (19.0%)
    AAR Corp..........................................  6,561    137,847
    ABM Industries, Inc...............................  9,338    280,420
*   ACCO Brands Corp.................................. 16,192     98,285
    Acme United Corp..................................    100      1,385
#   Actuant Corp. Class A............................. 10,397    242,042
#   ADT Corp. (The)................................... 29,717    879,029
*   AECOM............................................. 26,973    740,139
*   Aegion Corp.......................................  6,770    122,063
#*  Aerovironment, Inc................................  4,122    105,152
#   AGCO Corp......................................... 14,864    724,917
#   Air Lease Corp.................................... 17,358    447,142
*   Air Transport Services Group, Inc................. 12,084    117,577
    Aircastle, Ltd.................................... 11,147    191,394
    Alamo Group, Inc..................................  2,045    108,446
    Alaska Air Group, Inc.............................  7,975    561,440
#   Albany International Corp. Class A................  4,508    152,911
    Altra Industrial Motion Corp......................  4,361     97,948
    AMERCO............................................  2,264    830,096
*   Ameresco, Inc. Class A............................  3,550     19,348
#   American Railcar Industries, Inc..................  3,348    151,999
    American Science & Engineering, Inc...............     19        682
*   AMREP Corp........................................    600      2,352
#   Applied Industrial Technologies, Inc..............  6,645    255,434
*   ARC Document Solutions, Inc.......................  4,326     15,963
    ArcBest Corp......................................  3,763     77,254
    Argan, Inc........................................  2,191     65,993
#*  Arotech Corp......................................  3,700      7,659
    Astec Industries, Inc.............................  3,903    145,582
*   Atlas Air Worldwide Holdings, Inc.................  3,624    133,110
*   Avis Budget Group, Inc............................ 16,880    443,438
    AZZ, Inc..........................................  3,012    155,058
*   Babcock & Wilcox Enterprises, Inc.................  5,108    105,480
    Barnes Group, Inc.................................  8,971    291,647
*   Beacon Roofing Supply, Inc........................  8,460    342,630
    Brady Corp. Class A...............................  4,227     94,854

                                     1787

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#   Briggs & Stratton Corp............................  6,452 $  126,846
*   CAI International, Inc............................  2,631     16,444
*   CBIZ, Inc.........................................  8,824     89,122
    CDI Corp..........................................  4,466     22,955
#   CECO Environmental Corp...........................  1,872     14,602
    Celadon Group, Inc................................  3,326     26,408
*   Chart Industries, Inc.............................    826     13,389
    Chicago Bridge & Iron Co. NV...................... 15,021    583,115
    CIRCOR International, Inc.........................  2,165     76,836
*   Civeo Corp........................................  6,350      6,858
#*  Clean Harbors, Inc................................  9,413    417,090
    Columbus McKinnon Corp............................  3,608     51,594
    Comfort Systems USA, Inc..........................  4,839    137,137
*   Commercial Vehicle Group, Inc.....................    777      2,409
    Compx International, Inc..........................    200      2,020
*   Continental Building Products, Inc................  5,270     78,734
#   Copa Holdings SA Class A..........................  4,627    217,932
#   Covanta Holding Corp.............................. 21,961    310,529
*   Covenant Transportation Group, Inc. Class A.......  2,210     43,161
*   CPI Aerostructures, Inc...........................    800      7,008
*   CRA International, Inc............................  1,273     23,716
    Crane Co..........................................  4,752    226,956
    Cubic Corp........................................  3,866    154,485
    Curtiss-Wright Corp...............................  8,472    584,568
*   DigitalGlobe, Inc.................................  9,752    127,751
    Douglas Dynamics, Inc.............................  3,360     66,730
*   Ducommun, Inc.....................................  2,336     34,573
*   Dycom Industries, Inc.............................  4,632    306,916
#   Dynamic Materials Corp............................  1,500      9,165
    Eastern Co. (The).................................    510      8,471
*   Echo Global Logistics, Inc........................  3,346     73,645
    Ecology and Environment, Inc. Class A.............    210      2,085
    EMCOR Group, Inc..................................  8,404    384,063
    Encore Wire Corp..................................  3,696    137,528
    EnerSys...........................................  6,804    329,518
    Engility Holdings, Inc............................  4,992     67,442
    Ennis, Inc........................................  5,015    100,150
    EnPro Industries, Inc.............................  3,662    162,849
    ESCO Technologies, Inc............................  3,832    131,936
    Essendant, Inc....................................  5,622    167,873
    Federal Signal Corp............................... 18,356    271,485
    Fluor Corp........................................ 24,784  1,112,554
    Forward Air Corp..................................  1,172     50,584
*   Franklin Covey Co.................................  3,400     60,214
    Franklin Electric Co., Inc........................  7,762    211,747
    FreightCar America, Inc...........................    152      2,896
*   FTI Consulting, Inc...............................  6,663    225,809
*   Fuel Tech, Inc....................................  1,990      3,582
*   Furmanite Corp....................................  2,586     13,551
    G&K Services, Inc. Class A........................  1,635    105,261
#   GATX Corp.........................................  8,248    338,003
*   Gencor Industries, Inc............................    600      7,074
#   General Cable Corp................................  7,128     83,540

                                     1788

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#*  Genesee & Wyoming, Inc. Class A...................  8,899 $  441,212
*   Gibraltar Industries, Inc.........................  5,999    127,419
    Global Power Equipment Group, Inc.................  1,267      3,320
#*  Golden Ocean Group, Ltd...........................  8,200      6,093
*   Goldfield Corp. (The).............................  2,600      3,328
*   GP Strategies Corp................................  1,107     26,778
    Granite Construction, Inc.........................  6,861    265,040
*   Great Lakes Dredge & Dock Corp....................  8,738     30,059
    Greenbrier Cos., Inc. (The).......................  4,175    107,966
#   Griffon Corp...................................... 10,396    157,811
    H&E Equipment Services, Inc.......................  5,698     66,382
    Hardinge, Inc.....................................  3,769     33,280
*   Hawaiian Holdings, Inc............................  3,437    121,017
#   Heartland Express, Inc............................  7,183    123,188
    Heidrick & Struggles International, Inc...........  3,465     91,337
*   Hertz Global Holdings, Inc........................ 17,140    155,631
*   Hill International, Inc...........................  5,419     18,316
    Houston Wire & Cable Co...........................  4,069     22,420
*   Hub Group, Inc. Class A...........................  5,726    174,471
*   Hudson Global, Inc................................  1,700      4,590
#*  Hudson Technologies, Inc..........................  4,957     14,722
    Hurco Cos., Inc...................................  1,730     46,710
*   Huron Consulting Group, Inc.......................  3,618    203,006
    Hyster-Yale Materials Handling, Inc...............  1,767     91,778
*   ICF International, Inc............................  3,572    122,198
*   InnerWorkings, Inc................................  3,409     24,068
    Insteel Industries, Inc...........................  3,260     79,903
#*  Intersections, Inc................................  2,527      6,545
    ITT Corp.......................................... 13,844    449,238
*   Jacobs Engineering Group, Inc..................... 22,010    863,452
*   JetBlue Airways Corp.............................. 43,209    920,784
    Kadant, Inc.......................................  1,982     76,921
#   Kaman Corp........................................  4,453    177,408
    Kelly Services, Inc. Class A......................  6,363    105,499
*   Key Technology, Inc...............................    987      7,156
*   KEYW Holding Corp. (The)..........................  1,744      8,197
    Kimball International, Inc. Class B...............  4,051     39,052
*   Kirby Corp........................................  9,069    459,345
*   KLX, Inc..........................................  6,573    192,129
#   Knight Transportation, Inc........................ 13,814    338,029
    Korn/Ferry International..........................  9,143    281,696
#*  Kratos Defense & Security Solutions, Inc.......... 12,683     40,459
*   Lawson Products, Inc..............................  1,607     31,144
#*  Layne Christensen Co..............................  5,272     26,993
    LB Foster Co. Class A.............................  1,738     20,039
#*  LMI Aerospace, Inc................................  2,100     20,727
    LS Starrett Co. (The) Class A.....................    489      4,709
    LSI Industries, Inc...............................  5,575     64,336
*   Lydall, Inc.......................................  3,051     86,191
#*  Manitex International, Inc........................    195        995
    Manitowoc Co., Inc. (The)......................... 18,924    297,864
    ManpowerGroup, Inc................................ 13,167  1,005,300
    Marten Transport, Ltd.............................  8,530    143,133

                                     1789

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   MasTec, Inc....................................... 12,567 $194,035
    Matson, Inc.......................................  7,577  306,187
    Matthews International Corp. Class A..............  5,551  277,050
    McGrath RentCorp..................................  3,805   92,880
*   MFRI, Inc.........................................  1,500    9,600
    Miller Industries, Inc............................  2,674   57,464
*   Mistras Group, Inc................................  3,966   89,592
#   Mobile Mini, Inc..................................  6,997  181,362
*   Moog, Inc. Class A................................  5,995  277,748
*   MRC Global, Inc................................... 13,957  140,268
#   MSC Industrial Direct Co., Inc. Class A...........  3,251  210,697
    Mueller Industries, Inc...........................  9,945  253,100
    Multi-Color Corp..................................    268   16,892
*   MYR Group, Inc....................................  3,242   64,872
#   National Presto Industries, Inc...................    238   18,823
*   Navigant Consulting, Inc..........................  9,670  152,689
*   NL Industries, Inc................................ 13,210   27,477
    NN, Inc...........................................  3,518   42,638
*   Northwest Pipe Co.................................  2,413   23,092
*   On Assignment, Inc................................  7,212  278,744
    Orbital ATK, Inc..................................  2,741  247,320
#*  Orion Energy Systems, Inc.........................  5,713   11,597
*   Orion Marine Group, Inc...........................  3,785   13,664
#   Oshkosh Corp...................................... 12,330  406,027
    Owens Corning..................................... 19,679  908,973
#*  PAM Transportation Services, Inc..................  2,433   62,844
    Park-Ohio Holdings Corp...........................    540   15,406
*   Patriot Transportation Holding, Inc...............    178    3,980
*   Pendrell Corp.....................................  4,995    2,697
    Powell Industries, Inc............................  1,718   43,019
*   PowerSecure International, Inc....................  2,906   31,908
    Preformed Line Products Co........................    707   26,739
#   Primoris Services Corp............................  8,780  179,024
    Providence and Worcester Railroad Co..............    200    2,600
    Quad/Graphics, Inc................................  4,483   45,189
    Quanex Building Products Corp.....................  5,475  101,342
*   Quanta Services, Inc.............................. 29,506  551,762
#   Raven Industries, Inc.............................  5,911   88,724
#*  RBC Bearings, Inc.................................  2,988  177,278
    RCM Technologies, Inc.............................  4,177   20,760
    Regal Beloit Corp.................................  7,300  410,333
*   Republic Airways Holdings, Inc....................  9,518   20,273
    Resources Connection, Inc.........................  6,775  102,370
*   Rexnord Corp......................................    818   13,391
*   Roadrunner Transportation Systems, Inc............  4,859   38,483
*   RPX Corp..........................................  6,739   78,038
*   Rush Enterprises, Inc. Class A....................  5,346  102,109
*   Rush Enterprises, Inc. Class B....................  1,650   30,987
    Ryder System, Inc.................................  7,712  410,047
*   Saia, Inc.........................................  3,680   78,715
*   SIFCO Industries, Inc.............................    659    5,107
    Simpson Manufacturing Co., Inc....................  8,310  271,155
#   SkyWest, Inc......................................  9,550  143,441

                                     1790

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
*   SL Industries, Inc................................    502 $    15,060
*   SP Plus Corp......................................    703      15,782
*   Sparton Corp......................................  2,441      41,839
    Standex International Corp........................    774      55,898
*   Sterling Construction Co., Inc....................  1,634       8,791
    Supreme Industries, Inc. Class A..................  1,383       8,049
    TAL International Group, Inc......................  4,811      54,268
*   Team, Inc.........................................  2,995      71,880
    Terex Corp........................................ 11,384     255,002
    Tetra Tech, Inc................................... 10,585     280,397
*   Thermon Group Holdings, Inc.......................  4,455      74,933
    Titan International, Inc..........................  6,460      19,380
*   Titan Machinery, Inc..............................  2,923      24,816
*   TRC Cos., Inc.....................................  3,043      26,870
*   TriMas Corp.......................................  6,286     108,685
    Trinity Industries, Inc........................... 27,146     581,467
#   Triumph Group, Inc................................  7,220     184,110
*   TrueBlue, Inc.....................................  7,408     169,199
*   Tutor Perini Corp.................................  8,673     114,570
    Twin Disc, Inc....................................    322       3,684
*   Ultralife Corp....................................    969       5,455
    UniFirst Corp.....................................  2,513     264,619
*   United Rentals, Inc............................... 14,942     715,871
    Universal Forest Products, Inc....................  3,237     222,997
    US Ecology, Inc...................................  2,379      80,815
*   USA Truck, Inc....................................  2,492      40,296
    Valmont Industries, Inc...........................  3,562     379,674
#*  Veritiv Corp......................................    808      24,927
*   Versar, Inc.......................................    700       1,820
    Viad Corp.........................................  2,902      85,522
*   Virco Manufacturing Corp..........................  4,400      13,640
*   Volt Information Sciences, Inc....................    371       2,846
#   VSE Corp..........................................    571      34,260
*   Wabash National Corp.............................. 10,277     113,664
    Waste Connections, Inc............................ 20,519   1,230,524
    Watts Water Technologies, Inc. Class A............  4,832     238,073
    Werner Enterprises, Inc........................... 11,855     286,298
*   Wesco Aircraft Holdings, Inc...................... 17,418     196,649
#*  WESCO International, Inc..........................  6,153     248,458
*   Willis Lease Finance Corp.........................  2,293      40,609
#   Woodward, Inc.....................................  7,167     331,044
                                                              -----------
Total Industrials.....................................         38,240,262
                                                              -----------
Information Technology -- (11.7%)
*   Actua Corp........................................  6,764      63,987
#*  Acxiom Corp....................................... 12,502     233,787
*   ADDvantage Technologies Group, Inc................  1,399       2,448
    ADTRAN, Inc.......................................  7,109     129,099
*   Advanced Energy Industries, Inc...................    411      11,541
#*  Alpha & Omega Semiconductor, Ltd..................  2,562      24,467
*   Amkor Technology, Inc............................. 25,868     158,830
*   Anixter International, Inc........................  5,426     268,261
#*  ARRIS International P.L.C......................... 24,785     631,274

                                     1791

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
*           Arrow Electronics, Inc............................ 17,105 $882,618
            Astro-Med, Inc....................................  1,475   23,143
*           Aviat Networks, Inc...............................  8,260    6,089
            Avnet, Inc........................................ 23,983  957,401
#           AVX Corp.......................................... 24,806  284,773
*           Aware, Inc........................................  2,090    6,186
*           Axcelis Technologies, Inc......................... 15,008   39,321
*           AXT, Inc..........................................  7,116   17,861
*           Bankrate, Inc..................................... 10,417  119,170
            Bel Fuse, Inc. Class B............................  2,080   31,554
*           Benchmark Electronics, Inc........................  9,349  196,329
            Black Box Corp....................................  2,926   22,296
#*          Blucora, Inc......................................  7,771   67,064
(degrees)*  Bogen Corp........................................  1,000       --
*           BroadVision, Inc..................................  1,325    7,486
            Brooks Automation, Inc............................ 15,210  144,951
*           BSQUARE Corp......................................    300    1,845
*           Cabot Microelectronics Corp.......................  3,752  152,481
*           CACI International, Inc. Class A..................  4,226  351,054
*           Calix, Inc........................................  5,854   44,959
*           Cascade Microtech, Inc............................  3,735   59,200
            Checkpoint Systems, Inc...........................  7,181   46,533
*           CIBER, Inc........................................ 15,529   50,469
*           Cirrus Logic, Inc................................. 11,253  390,704
*           Coherent, Inc.....................................  5,498  424,830
            Cohu, Inc.........................................  3,748   45,388
            Communications Systems, Inc.......................  2,300   16,606
            Computer Sciences Corp............................  8,127  260,633
            Computer Task Group, Inc..........................    292    1,726
            Comtech Telecommunications Corp...................  2,813   54,910
#           Convergys Corp.................................... 13,532  330,722
#*          Cree, Inc......................................... 16,149  452,656
#           CSG Systems International, Inc....................  1,615   56,428
            CSP, Inc..........................................     66      370
            CTS Corp..........................................  5,770   90,878
*           CyberOptics Corp..................................  1,091    9,546
            Daktronics, Inc...................................  5,341   42,888
*           Datalink Corp.....................................  4,830   34,679
*           Demand Media, Inc.................................  5,723   28,844
*           DHI Group, Inc....................................  8,405   78,251
*           Digi International, Inc...........................  5,135   46,831
*           Diodes, Inc.......................................  7,036  134,599
*           DTS, Inc..........................................  2,265   50,464
            EarthLink Holdings Corp........................... 15,099   89,386
*           EchoStar Corp. Class A............................  7,584  266,426
*           Edgewater Technology, Inc.........................  3,967   30,903
#           Electro Rent Corp.................................  7,110   62,141
*           Electro Scientific Industries, Inc................  6,690   40,408
*           Electronics for Imaging, Inc......................  6,781  280,598
*           Emcore Corp.......................................  3,590   21,755
#*          EnerNOC, Inc......................................  3,005   15,776
*           Entegris, Inc..................................... 24,647  287,384
            Epiq Systems, Inc.................................  6,563   82,169

                                     1792

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   ePlus, Inc........................................  1,426 $  135,056
*   Everi Holdings, Inc...............................  9,908     27,841
*   ExlService Holdings, Inc..........................  4,572    199,614
*   Fabrinet..........................................  5,780    143,980
*   Fairchild Semiconductor International, Inc........ 17,877    366,300
*   FARO Technologies, Inc............................    696     17,866
#*  Finisar Corp...................................... 15,517    197,066
*   First Solar, Inc.................................. 17,203  1,181,158
*   Flextronics International, Ltd.................... 98,476  1,032,028
*   FormFactor, Inc...................................  8,116     67,444
*   Frequency Electronics, Inc........................  2,659     23,612
*   GigOptix, Inc.....................................    613      1,913
*   GSE Systems, Inc..................................  2,922      6,165
*   GSI Technology, Inc...............................  2,792      9,632
    Hackett Group, Inc. (The).........................  7,272    107,407
*   Harmonic, Inc..................................... 12,015     39,650
*   Higher One Holdings, Inc..........................  1,295      4,520
#*  Hutchinson Technology, Inc........................  7,181     26,570
    IAC/InterActiveCorp...............................  2,756    143,147
*   II-VI, Inc........................................  9,442    196,394
*   Imation Corp......................................  9,733      8,173
    Ingram Micro, Inc. Class A........................ 26,938    759,652
*   Insight Enterprises, Inc..........................  8,734    206,384
*   Internap Corp.....................................  5,426     20,944
    Intersil Corp. Class A............................ 23,144    300,872
*   Intevac, Inc......................................  5,464     24,424
*   IntraLinks Holdings, Inc..........................  7,454     60,079
*   IntriCon Corp.....................................    700      5,236
#*  Itron, Inc........................................  6,122    201,781
*   Ixia.............................................. 12,398    118,649
    IXYS Corp.........................................  6,677     79,657
    Jabil Circuit, Inc................................ 33,751    671,982
*   Kemet Corp........................................  5,338      7,900
*   Key Tronic Corp...................................  2,718     20,602
*   Kimball Electronics, Inc..........................  2,613     26,235
#*  Knowles Corp......................................  5,635     76,636
*   Kulicke & Soffa Industries, Inc................... 11,177    113,111
    Lexmark International, Inc. Class A...............  9,598    270,760
*   Limelight Networks, Inc........................... 15,365     19,206
*   Liquidity Services, Inc...........................  2,928     19,061
    Littelfuse, Inc...................................  2,458    250,470
    ManTech International Corp. Class A...............  3,527    101,683
    Marchex, Inc. Class B.............................  2,900     11,078
    Marvell Technology Group, Ltd..................... 69,722    617,040
*   MaxLinear, Inc. Class A...........................  3,890     59,828
*   Mercury Systems, Inc..............................  5,749    109,748
    Methode Electronics, Inc..........................  2,625     68,408
*   Microsemi Corp....................................  8,142    258,101
    MKS Instruments, Inc..............................  9,769    346,213
#*  ModusLink Global Solutions, Inc................... 11,199     24,078
*   Monster Worldwide, Inc............................ 13,556     67,644
*   Multi-Fineline Electronix, Inc....................  3,611     60,412
*   NAPCO Security Technologies, Inc..................  3,972     21,647

                                     1793

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
    NCI, Inc. Class A.................................    266 $  3,357
*   NeoPhotonics Corp.................................  5,116   45,891
*   NETGEAR, Inc......................................  5,556  207,628
*   Newport Corp......................................  5,700   86,811
#*  Oclaro, Inc.......................................  3,894   13,473
*   ON Semiconductor Corp............................. 15,473  132,449
    Optical Cable Corp................................  1,600    3,840
*   OSI Systems, Inc..................................  2,991  163,967
*   PAR Technology Corp...............................  4,662   27,133
    Park Electrochemical Corp.........................  3,104   50,533
    PC Connection, Inc................................  5,294  119,486
    PC-Tel, Inc.......................................  4,282   20,511
*   PCM, Inc..........................................  2,562   21,137
*   Perficient, Inc...................................  5,322  101,384
*   Photronics, Inc................................... 13,208  157,704
*   Plexus Corp.......................................  4,970  173,702
*   Polycom, Inc...................................... 21,039  214,387
*   PRGX Global, Inc..................................  2,300    8,740
*   Progress Software Corp............................  4,083  105,709
*   QLogic Corp....................................... 13,780  176,660
*   Qualstar Corp.....................................  4,358    3,007
*   Radisys Corp......................................  6,105   16,484
*   Rambus, Inc....................................... 12,398  151,752
*   RealNetworks, Inc.................................  5,224   18,911
    Reis, Inc.........................................    442    9,967
*   RetailMeNot, Inc..................................  4,280   38,948
#   RF Industries, Ltd................................    681    2,813
    Richardson Electronics, Ltd.......................  3,224   16,604
*   Rofin-Sinar Technologies, Inc.....................  4,507  114,883
*   Rogers Corp.......................................  2,806  133,201
*   Rovi Corp......................................... 13,694  266,485
*   Rudolph Technologies, Inc.........................  4,094   52,444
*   Sanmina Corp...................................... 13,274  248,755
*   ScanSource, Inc...................................  4,084  128,156
*   SciQuest, Inc.....................................    800   10,184
*   Seachange International, Inc......................  7,472   46,476
*   Semtech Corp......................................  2,288   45,989
*   ShoreTel, Inc.....................................  4,671   38,349
*   Sigma Designs, Inc................................  7,808   51,767
*   SMTC Corp.........................................  1,377    1,721
*   Sonus Networks, Inc...............................  5,156   30,936
*   StarTek, Inc......................................  5,100   20,451
#*  Super Micro Computer, Inc.........................  7,927  236,066
*   Support.com, Inc..................................  7,652    6,604
*   Sykes Enterprises, Inc............................  7,269  213,999
#   SYNNEX Corp.......................................  5,185  435,281
#*  Tangoe, Inc.......................................    999    8,362
*   Tech Data Corp....................................  6,335  395,304
*   TechTarget, Inc...................................  3,389   26,943
*   TeleCommunication Systems, Inc. Class A........... 12,028   59,659
*   Telenav, Inc......................................  2,378   13,697
    Tessco Technologies, Inc..........................  1,784   29,472
    TheStreet, Inc....................................  6,043    7,916

                                     1794

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Tremor Video, Inc.................................     780 $     1,451
#*  TTM Technologies, Inc.............................  14,347      83,643
*   Ultra Clean Holdings, Inc.........................   3,812      19,670
*   Ultratech, Inc....................................   3,857      77,796
*   United Online, Inc................................   3,447      36,573
#*  Veeco Instruments, Inc............................   2,134      39,778
*   Viavi Solutions, Inc..............................  35,222     176,110
*   Vicon Industries, Inc.............................   1,400       2,310
#   Vishay Intertechnology, Inc.......................  24,011     275,166
*   Vishay Precision Group, Inc.......................   2,563      30,295
*   Westell Technologies, Inc. Class A................   6,981       7,679
*   Xcerra Corp.......................................   7,107      38,946
*   XO Group, Inc.....................................   3,062      45,624
*   Zynga, Inc. Class A............................... 121,155     298,041
                                                               -----------
Total Information Technology..........................          23,549,603
                                                               -----------
Materials -- (5.2%)
    A Schulman, Inc...................................   5,440     137,741
    Airgas, Inc.......................................  11,328   1,585,920
    Albemarle Corp....................................  18,335     965,154
#   Allegheny Technologies, Inc.......................  15,128     141,901
#*  AM Castle & Co....................................   4,052       7,456
#   American Vanguard Corp............................   3,068      34,546
    Ampco-Pittsburgh Corp.............................   1,688      17,589
    Axiall Corp.......................................   9,765     175,086
*   Boise Cascade Co..................................   5,915     122,204
    Cabot Corp........................................   5,434     219,208
    Calgon Carbon Corp................................   7,659     123,999
#   Carpenter Technology Corp.........................   5,438     150,959
#*  Century Aluminum Co...............................  12,571      59,335
#   Chase Corp........................................   1,329      61,068
*   Chemtura Corp.....................................  12,114     317,871
*   Clearwater Paper Corp.............................   2,904     113,721
#*  Coeur Mining, Inc.................................  12,671      28,003
    Commercial Metals Co..............................  19,626     273,194
*   Core Molding Technologies, Inc....................   1,192      12,909
    Domtar Corp.......................................  10,293     331,949
    Ferroglobe P.L.C..................................   6,528      55,488
    Friedman Industries, Inc..........................   1,905       9,144
    FutureFuel Corp...................................   5,468      68,459
    Graphic Packaging Holding Co......................   6,447      73,238
    Greif, Inc. Class A...............................   3,639      96,179
    Greif, Inc. Class B...............................     400      14,600
    Hawkins, Inc......................................     556      20,833
    Haynes International, Inc.........................     742      23,744
    HB Fuller Co......................................   8,462     314,956
#   Hecla Mining Co...................................  11,270      20,962
    Huntsman Corp.....................................  35,418     305,657
    Innophos Holdings, Inc............................   2,842      75,910
    Innospec, Inc.....................................   4,251     211,912
    Kaiser Aluminum Corp..............................     495      38,481
    KapStone Paper and Packaging Corp.................  15,385     227,390
    KMG Chemicals, Inc................................   1,201      27,695

                                     1795

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
*            Kraton Performance Polymers, Inc.............   4,397 $    64,548
#            Kronos Worldwide, Inc........................   3,420      16,074
#*           LSB Industries, Inc..........................   2,806      15,714
             Materion Corp................................   3,954      96,833
             Mercer International, Inc....................   8,217      60,395
             Minerals Technologies, Inc...................   5,640     231,184
             Noranda Aluminum Holding Corp................   1,101         330
             Olin Corp....................................   6,776     114,785
             Olympic Steel, Inc...........................   1,817      16,971
#*           OMNOVA Solutions, Inc........................   5,599      29,395
             PH Glatfelter Co.............................   7,227     106,671
             Reliance Steel & Aluminum Co.................  12,960     737,942
*            Resolute Forest Products, Inc................  12,581      70,957
             Schnitzer Steel Industries, Inc. Class A.....   4,428      59,557
             Schweitzer-Mauduit International, Inc........   4,702     197,484
             Sonoco Products Co...........................  11,310     446,858
             Steel Dynamics, Inc..........................  43,312     794,775
             Stepan Co....................................   3,565     160,282
#*           Stillwater Mining Co.........................   4,913      32,180
             SunCoke Energy, Inc..........................   9,442      35,691
             Synalloy Corp................................     842       5,936
#            TimkenSteel Corp.............................   3,807      34,301
*            Trecora Resources............................   1,418      14,917
             Tredegar Corp................................   5,374      70,561
#            Tronox, Ltd. Class A.........................   8,062      28,781
#            United States Lime & Minerals, Inc...........     801      44,031
#            United States Steel Corp.....................  19,951     139,657
*            Universal Stainless & Alloy Products, Inc....   1,734      11,861
             Worthington Industries, Inc..................  10,467     320,186
                                                                   -----------
Total Materials...........................................          10,423,318
                                                                   -----------
Other -- (0.0%)
(degrees)*   Concord Camera Corp. Escrow Shares...........   2,105          --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares........   6,375          --
(degrees)*   Petrocorp, Inc. Escrow Shares................   1,700          --
                                                                   -----------
Total Other...............................................                  --
                                                                   -----------
Telecommunication Services -- (1.3%)
             Atlantic Tele-Network, Inc...................   2,551     196,402
*            Boingo Wireless, Inc.........................   4,503      27,468
#            Consolidated Communications Holdings, Inc....   7,602     152,344
#            Frontier Communications Corp................. 201,110     915,051
*            General Communication, Inc. Class A..........   8,770     158,912
*            Hawaiian Telcom Holdco, Inc..................     204       4,867
             IDT Corp. Class B............................   1,942      24,663
#*           Iridium Communications, Inc..................  10,366      72,147
*            Lumos Networks Corp..........................   2,477      28,684
*            ORBCOMM, Inc.................................   8,308      60,648
             Shenandoah Telecommunications Co.............   8,696     199,834
             Spok Holdings, Inc...........................   4,392      79,100
             Telephone & Data Systems, Inc................  16,845     390,636
*            United States Cellular Corp..................   3,895     146,608

                                     1796

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
*             Vonage Holdings Corp.....................    15,199 $     77,971
#             Windstream Holdings, Inc.................    15,623       90,145
                                                                  ------------
Total Telecommunication Services.......................              2,625,480
                                                                  ------------
Utilities -- (0.8%)
*             Calpine Corp.............................     9,546      146,149
              Consolidated Water Co., Ltd..............     2,550       29,657
              Genie Energy, Ltd. Class B...............     1,745       14,675
              NRG Energy, Inc..........................    24,550      261,212
#             Ormat Technologies, Inc..................     4,795      169,743
              UGI Corp.................................    29,550    1,004,700
                                                                  ------------
Total Utilities........................................              1,626,136
                                                                  ------------
TOTAL COMMON STOCKS....................................            176,331,797
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*   Magnum Hunter Resources Corp. Warrants
                04/15/16...............................     1,011           --
                                                                  ------------

                                                          FACE
                                                         AMOUNT
                                                         (000)
                                                        ---------
BONDS -- (0.0%)

Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc................     4,860        4,763
                                                                  ------------
TOTAL INVESTMENT SECURITIES............................            176,336,560
                                                                  ------------

                                                         SHARES
                                                        ---------
TEMPORARY CASH INVESTMENTS -- (0.4%)
              State Street Institutional Liquid
                Reserves, 0.358%.......................   788,660      788,660
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@          DFA Short Term Investment Fund........... 2,084,415   24,116,682
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $212,172,433)^^..............................             $201,241,902
                                                                  ============


                                     1797

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary......................... $ 23,062,553          --   --    $ 23,062,553
   Consumer Staples...............................    6,611,065          --   --       6,611,065
   Energy.........................................   11,369,215          --   --      11,369,215
   Financials.....................................   50,095,912          --   --      50,095,912
   Health Care....................................    8,728,253          --   --       8,728,253
   Industrials....................................   38,240,262          --   --      38,240,262
   Information Technology.........................   23,549,603          --   --      23,549,603
   Materials......................................   10,423,318          --   --      10,423,318
   Other..........................................           --          --   --              --
   Telecommunication Services.....................    2,625,480          --   --       2,625,480
   Utilities......................................    1,626,136          --   --       1,626,136
   Rights/Warrants................................           --          --   --              --
Bonds
   Health Care....................................           -- $     4,763   --           4,763
Temporary Cash Investments........................      788,660          --   --         788,660
Securities Lending Collateral.....................           --  24,116,682   --      24,116,682
                                                   ------------ -----------   --    ------------
TOTAL............................................. $177,120,457 $24,121,445   --    $201,241,902
                                                   ============ ===========   ==    ============

                                     1798

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (97.3%)

Consumer Discretionary -- (13.2%)
*   AutoNation, Inc...................................     326 $    14,100
#   Best Buy Co., Inc.................................  17,019     475,341
    Carnival Corp.....................................  12,172     585,838
#   CBS Corp. Class A.................................     200      10,450
    Comcast Corp. Class A............................. 135,846   7,567,981
#   Dillard's, Inc. Class A...........................     388      27,319
    DR Horton, Inc....................................  22,605     621,864
    Ford Motor Co..................................... 178,787   2,134,717
#   GameStop Corp. Class A............................   4,358     114,223
#   Garmin, Ltd.......................................   6,194     217,905
    General Motors Co.................................  65,260   1,934,306
    Goodyear Tire & Rubber Co. (The)..................  15,379     436,917
    Graham Holdings Co. Class B.......................     258     125,050
    Harman International Industries, Inc..............      46       3,422
    Hilton Worldwide Holdings, Inc....................   7,282     129,692
    Johnson Controls, Inc.............................   5,528     198,289
#   Kohl's Corp.......................................  15,803     786,199
#   Lennar Corp. Class A..............................  13,724     578,467
    Lennar Corp. Class B..............................     200       6,930
*   Liberty Broadband Corp. Class A...................   1,000      47,600
*   Liberty Broadband Corp. Class C...................   2,849     133,903
*   Liberty Interactive Corp., QVC Group Class A......  28,331     738,306
*   Liberty Media Corp. Class A.......................   2,140      78,367
*   Liberty Media Corp. Class C.......................   6,909     245,891
*   Liberty Ventures Series A.........................   6,043     237,671
*   Madison Square Garden Co. (The) Class A...........     122      18,798
*   MGM Resorts International.........................  29,476     591,878
*   Mohawk Industries, Inc............................   3,196     531,846
    News Corp. Class A................................  10,744     139,350
    News Corp. Class B................................   1,165      15,553
    Penske Automotive Group, Inc......................   3,348     105,027
    PulteGroup, Inc...................................  13,002     217,914
    PVH Corp..........................................   2,726     200,034
    Ralph Lauren Corp.................................   1,064     119,700
    Royal Caribbean Cruises, Ltd......................  11,687     957,867
    Service Corp. International.......................     123       2,975
    Staples, Inc......................................  23,644     210,904
    TEGNA, Inc........................................   5,003     120,122
    Time Warner Cable, Inc............................  20,790   3,783,988
    Time Warner, Inc..................................  47,918   3,375,344
*   Toll Brothers, Inc................................   5,980     165,168
    Visteon Corp......................................   1,883     125,935
    Whirlpool Corp....................................   3,450     463,645
                                                               -----------
Total Consumer Discretionary..........................          28,596,796
                                                               -----------
Consumer Staples -- (5.8%)
    Archer-Daniels-Midland Co.........................  26,634     941,512
    Bunge, Ltd........................................  10,865     673,739
    CVS Health Corp...................................  43,727   4,223,591
    Ingredion, Inc....................................   1,763     177,569
    JM Smucker Co. (The)..............................   6,219     798,022

                                     1799

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B..................   7,374 $   667,200
    Mondelez International, Inc. Class A..............  61,695   2,659,054
    Pinnacle Foods, Inc...............................   8,438     361,906
    Reynolds American, Inc............................   7,022     350,749
*   Seaboard Corp.....................................      12      34,524
#   Tyson Foods, Inc. Class A.........................  23,525   1,255,294
    Wal-Mart Stores, Inc..............................   7,798     517,475
                                                               -----------
Total Consumer Staples................................          12,660,635
                                                               -----------
Energy -- (15.1%)
    Anadarko Petroleum Corp...........................  20,402     797,514
    Apache Corp.......................................  11,083     471,471
    Baker Hughes, Inc.................................  21,515     936,118
#   Chesapeake Energy Corp............................   4,422      14,991
    Chevron Corp......................................  69,306   5,992,890
*   Concho Resources, Inc.............................   2,861     272,167
    ConocoPhillips....................................  63,291   2,473,412
    Devon Energy Corp.................................   9,770     272,583
    EOG Resources, Inc................................  17,294   1,228,220
    Exxon Mobil Corp.................................. 108,566   8,451,863
    Halliburton Co....................................  10,760     342,060
#   Helmerich & Payne, Inc............................   8,159     414,477
    Hess Corp.........................................  16,480     700,400
    HollyFrontier Corp................................  10,761     376,312
    Marathon Oil Corp.................................  39,285     382,243
    Marathon Petroleum Corp...........................  26,741   1,117,506
#   Murphy Oil Corp...................................   9,705     190,315
    National Oilwell Varco, Inc.......................  19,350     629,649
*   Newfield Exploration Co...........................   2,222      64,594
    Noble Energy, Inc.................................   7,041     227,917
    Occidental Petroleum Corp.........................  22,765   1,566,915
    Phillips 66.......................................  24,421   1,957,343
    Pioneer Natural Resources Co......................   2,885     357,596
    Tesoro Corp.......................................  10,142     884,889
#   Transocean, Ltd...................................  14,888     155,133
    Valero Energy Corp................................  31,170   2,115,508
*   Weatherford International P.L.C...................  43,409     292,577
                                                               -----------
Total Energy..........................................          32,686,663
                                                               -----------
Financials -- (21.0%)
    Aflac, Inc........................................  13,189     764,434
*   Alleghany Corp....................................     328     156,758
    Allied World Assurance Co. Holdings AG............   5,234     191,512
    Allstate Corp. (The)..............................  18,122   1,098,193
*   Ally Financial, Inc...............................  17,251     273,428
    American Financial Group, Inc.....................   4,802     340,846
    American International Group, Inc.................  33,331   1,882,535
    Assurant, Inc.....................................   3,668     298,245
    Axis Capital Holdings, Ltd........................   5,705     307,557
    Bank of America Corp.............................. 173,842   2,458,126
    Bank of New York Mellon Corp. (The)...............  38,150   1,381,793
    BB&T Corp.........................................  20,405     666,427

                                     1800

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Capital One Financial Corp........................  24,451 $1,604,475
    Chubb, Ltd........................................   6,016    680,229
#   Cincinnati Financial Corp.........................   3,619    208,563
    CIT Group, Inc....................................   4,956    145,459
    Citigroup, Inc....................................  64,508  2,746,751
    CME Group, Inc....................................   8,016    720,238
    CNA Financial Corp................................   3,404    113,115
    Comerica, Inc.....................................   1,994     68,394
*   E*TRADE Financial Corp............................   3,600     84,816
    Endurance Specialty Holdings, Ltd.................   1,441     89,241
    Everest Re Group, Ltd.............................   3,039    543,799
    Fifth Third Bancorp...............................  45,251    714,966
    FNF Group.........................................   2,800     90,664
    Goldman Sachs Group, Inc. (The)...................  16,497  2,665,255
    Hartford Financial Services Group, Inc. (The).....  29,561  1,187,761
    Huntington Bancshares, Inc........................  26,051    223,518
    Invesco, Ltd......................................   5,000    149,650
#   Investors Bancorp, Inc............................   4,600     53,774
    JPMorgan Chase & Co............................... 124,231  7,391,744
    KeyCorp...........................................  23,465    261,869
    Legg Mason, Inc...................................   5,988    183,353
    Leucadia National Corp............................   6,361    105,338
    Lincoln National Corp.............................  13,849    546,482
    Loews Corp........................................  15,312    566,697
    M&T Bank Corp.....................................   3,977    438,186
    MetLife, Inc......................................  19,163    855,628
    Morgan Stanley....................................  30,821    797,647
    Nasdaq, Inc.......................................   8,336    516,832
    New York Community Bancorp, Inc...................   5,794     89,691
    Old Republic International Corp...................   9,266    167,529
    PacWest Bancorp...................................   2,823    103,632
    PartnerRe, Ltd....................................   3,457    485,363
#   People's United Financial, Inc....................   5,909     84,912
    PNC Financial Services Group, Inc. (The)..........  15,500  1,343,075
    Principal Financial Group, Inc....................  19,102    725,876
    Prudential Financial, Inc.........................   7,478    524,058
    Raymond James Financial, Inc......................   1,581     69,264
    Regions Financial Corp............................  62,211    505,153
    Reinsurance Group of America, Inc.................   3,578    301,375
#   RenaissanceRe Holdings, Ltd.......................   2,550    287,257
*   Santander Consumer USA Holdings, Inc..............   4,806     50,223
    State Street Corp.................................   5,483    305,568
    SunTrust Banks, Inc...............................  16,243    594,169
*   Synchrony Financial...............................  40,655  1,155,415
    Synovus Financial Corp............................   1,350     41,215
    Travelers Cos., Inc. (The)........................  14,243  1,524,571
    Unum Group........................................  13,454    385,323
    Voya Financial, Inc...............................   6,430    196,629
    Wells Fargo & Co..................................  41,229  2,070,933
    White Mountains Insurance Group, Ltd..............      28     19,966
#   WR Berkley Corp...................................   3,665    183,800
    XL Group P.L.C....................................  13,379    485,123

                                     1801

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Zions Bancorporation..............................   8,125 $   184,275
                                                               -----------
Total Financials......................................          45,458,693
                                                               -----------
Health Care -- (10.5%)
    Aetna, Inc........................................  22,358   2,276,939
*   Allergan P.L.C....................................   6,107   1,737,014
    Anthem, Inc.......................................  16,612   2,167,700
*   Boston Scientific Corp............................  40,709     713,629
    Cigna Corp........................................   3,559     475,483
*   DaVita HealthCare Partners, Inc...................   2,470     165,787
*   Express Scripts Holding Co........................  31,513   2,264,839
*   Hologic, Inc......................................   9,379     318,323
    Humana, Inc.......................................   7,894   1,285,064
*   Laboratory Corp. of America Holdings..............   2,703     303,682
*   Mallinckrodt P.L.C................................   2,403     139,590
    Medtronic P.L.C...................................  17,911   1,359,803
*   Mylan NV..........................................   2,021     106,487
    Perrigo Co. P.L.C.................................   1,176     170,026
    Pfizer, Inc....................................... 214,964   6,554,252
    Quest Diagnostics, Inc............................   8,942     587,221
#   Teleflex, Inc.....................................   1,412     191,594
    Thermo Fisher Scientific, Inc.....................  12,872   1,699,876
    UnitedHealth Group, Inc...........................   1,900     218,804
    Zimmer Biomet Holdings, Inc.......................     974      96,679
                                                               -----------
Total Health Care.....................................          22,832,792
                                                               -----------
Industrials -- (12.0%)
#   ADT Corp. (The)...................................  14,301     423,024
*   AECOM.............................................   1,505      41,297
#   AGCO Corp.........................................   4,620     225,317
*   Avis Budget Group, Inc............................   4,724     124,100
    Carlisle Cos., Inc................................   1,896     158,657
#   Caterpillar, Inc..................................  16,219   1,009,471
    Chicago Bridge & Iron Co. NV......................   2,787     108,191
    CSX Corp..........................................  59,904   1,378,990
    Cummins, Inc......................................   2,347     210,972
    Danaher Corp......................................   4,137     358,471
    Dover Corp........................................   7,597     444,045
    Eaton Corp. P.L.C.................................  18,170     917,767
    FedEx Corp........................................  10,034   1,333,318
    Fluor Corp........................................   4,296     192,847
    General Electric Co............................... 143,254   4,168,691
*   Hertz Global Holdings, Inc........................  23,665     214,878
    Ingersoll-Rand P.L.C..............................   6,657     342,636
*   Jacobs Engineering Group, Inc.....................   5,998     235,302
*   JetBlue Airways Corp..............................  30,632     652,768
    Kansas City Southern..............................   4,498     318,818
    L-3 Communications Holdings, Inc..................   4,691     548,096
    ManpowerGroup, Inc................................   2,664     203,396
    Norfolk Southern Corp.............................  17,791   1,254,266
    Northrop Grumman Corp.............................   6,143   1,136,824
    Owens Corning.....................................   8,954     413,585

                                     1802

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    PACCAR, Inc.......................................   5,600 $   274,792
#   Pentair P.L.C.....................................  13,383     630,607
    Precision Castparts Corp..........................   2,454     576,567
    Republic Services, Inc............................  26,786   1,170,548
    Southwest Airlines Co.............................  43,565   1,638,915
    Stanley Black & Decker, Inc.......................  13,721   1,294,439
    Textron, Inc......................................   7,675     262,639
    Union Pacific Corp................................  37,960   2,733,120
*   United Continental Holdings, Inc..................   7,610     367,411
*   United Rentals, Inc...............................   1,531      73,350
    Waste Connections, Inc............................   8,500     509,745
                                                               -----------
Total Industrials.....................................          25,947,860
                                                               -----------
Information Technology -- (10.9%)
    Activision Blizzard, Inc..........................  35,260   1,227,753
#*  ARRIS International P.L.C.........................   1,064      27,100
*   Arrow Electronics, Inc............................   8,344     430,550
    Avnet, Inc........................................  12,553     501,116
    Brocade Communications Systems, Inc...............  16,952     135,277
    CA, Inc...........................................  35,939   1,032,527
    Cisco Systems, Inc................................ 187,340   4,456,819
    Computer Sciences Corp............................   3,590     115,131
    Corning, Inc......................................  38,052     708,148
    CSRA, Inc.........................................   3,590      96,140
*   EchoStar Corp. Class A............................   2,788      97,942
    EMC Corp..........................................  59,307   1,469,034
    Fidelity National Information Services, Inc.......  17,792   1,062,716
*   First Solar, Inc..................................   3,424     235,092
*   Flextronics International, Ltd....................   8,791      92,130
    Hewlett Packard Enterprise Co..................... 106,724   1,468,522
    HP, Inc........................................... 106,724   1,036,290
    IAC/InterActiveCorp...............................   3,001     155,872
    Ingram Micro, Inc. Class A........................   7,945     224,049
    Intel Corp........................................ 130,830   4,058,347
#   Jabil Circuit, Inc................................   4,670      92,980
    Juniper Networks, Inc.............................   6,831     161,212
    Lam Research Corp.................................   7,424     532,969
    Marvell Technology Group, Ltd.....................  12,733     112,687
*   Micron Technology, Inc............................  38,087     420,100
    NetApp, Inc.......................................   4,348      95,352
    NVIDIA Corp.......................................  22,756     666,523
*   Qorvo, Inc........................................   2,900     114,840
    QUALCOMM, Inc.....................................   5,626     255,083
    SanDisk Corp......................................   1,841     130,159
    Symantec Corp.....................................  27,175     539,152
*   Synopsys, Inc.....................................     628      26,941
    TE Connectivity, Ltd..............................   7,051     403,035
    Western Digital Corp..............................   8,536     409,557
    Xerox Corp........................................  71,389     696,043

                                     1803

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc........................................    14,597 $    430,757
                                                                  ------------
Total Information Technology...........................             23,717,945
                                                                  ------------
Materials -- (3.2%)
    Airgas, Inc........................................     1,430      200,200
    Alcoa, Inc.........................................    60,545      441,373
    Ashland, Inc.......................................     5,366      508,482
    Bemis Co., Inc.....................................       266       12,734
    CF Industries Holdings, Inc........................     5,867      176,010
    Dow Chemical Co. (The).............................     7,551      317,142
    Eastman Chemical Co................................     6,899      422,288
#   Freeport-McMoRan, Inc..............................    31,643      145,558
    International Paper Co.............................    26,560      908,618
#   Martin Marietta Materials, Inc.....................     1,302      163,505
    Mosaic Co. (The)...................................    20,583      496,050
    Newmont Mining Corp................................    30,670      612,173
    Nucor Corp.........................................    25,339      989,995
    Reliance Steel & Aluminum Co.......................     4,377      249,226
    Steel Dynamics, Inc................................    10,979      201,465
    Vulcan Materials Co................................     6,402      564,656
    Westlake Chemical Corp.............................     3,502      159,271
    WestRock Co........................................     9,200      324,576
                                                                  ------------
Total Materials........................................              6,893,322
                                                                  ------------
Telecommunication Services -- (5.2%)
    AT&T, Inc..........................................   254,252    9,168,327
    CenturyLink, Inc...................................    34,478      876,431
    Frontier Communications Corp.......................    52,082      236,973
*   Level 3 Communications, Inc........................     8,839      431,431
#*  Sprint Corp........................................    33,154      100,125
*   T-Mobile US, Inc...................................    11,931      479,030
                                                                  ------------
Total Telecommunication Services.......................             11,292,317
                                                                  ------------
Utilities -- (0.4%)
*   Calpine Corp.......................................    17,216      263,577
    NRG Energy, Inc....................................    20,677      220,003
    UGI Corp...........................................    11,768      400,112
                                                                  ------------
Total Utilities........................................                883,692
                                                                  ------------
TOTAL COMMON STOCKS....................................            210,970,715
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   State Street Institutional Liquid Reserves, 0.355%   1,116,231    1,116,231
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@ DFA Short Term Investment Fund....................   418,451    4,841,483
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $189,634,179)^^....           $216,928,429
                                                                  ============


                                     1804

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 28,596,796         --   --    $ 28,596,796
   Consumer Staples...............   12,660,635         --   --      12,660,635
   Energy.........................   32,686,663         --   --      32,686,663
   Financials.....................   45,458,693         --   --      45,458,693
   Health Care....................   22,832,792         --   --      22,832,792
   Industrials....................   25,947,860         --   --      25,947,860
   Information Technology.........   23,717,945         --   --      23,717,945
   Materials......................    6,893,322         --   --       6,893,322
   Telecommunication Services.....   11,292,317         --   --      11,292,317
   Utilities......................      883,692         --   --         883,692
Temporary Cash Investments........    1,116,231         --   --       1,116,231
Securities Lending Collateral.....           -- $4,841,483   --       4,841,483
                                   ------------ ----------   --    ------------
TOTAL............................. $212,086,946 $4,841,483   --    $216,928,429
                                   ============ ==========   ==    ============

                                     1805

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (96.1%)

AUSTRALIA -- (5.1%)
    Aurizon Holdings, Ltd.............................  51,550 $  136,312
    Australia & New Zealand Banking Group, Ltd........  39,583    687,121
#   Bank of Queensland, Ltd...........................  10,621     99,490
    Bendigo and Adelaide Bank, Ltd....................  13,914    107,032
    BHP Billiton, Ltd................................. 136,342  1,497,302
#   BHP Billiton, Ltd. Sponsored ADR..................   1,200     26,292
    Boral, Ltd........................................  28,197    113,146
#   Fortescue Metals Group, Ltd....................... 214,276    269,286
    Incitec Pivot, Ltd................................  50,399    112,338
    Macquarie Group, Ltd..............................   2,571    132,608
    National Australia Bank, Ltd......................   3,464     68,816
*   Newcrest Mining, Ltd..............................  50,958    479,041
    Oil Search, Ltd...................................   8,897     41,810
#   Orica, Ltd........................................  12,473    127,111
    Origin Energy, Ltd................................  40,331    119,365
    QBE Insurance Group, Ltd..........................  46,090    360,538
    Rio Tinto, Ltd....................................  21,462    606,082
    Santos, Ltd....................................... 107,371    246,244
*   South32, Ltd......................................  38,453     26,990
*   South32, Ltd. ADR.................................     480      1,632
    Star Entertainment Group, Ltd. (The)..............  17,525     67,645
    Suncorp Group, Ltd................................  40,680    339,375
    Tatts Group, Ltd..................................  19,169     57,022
    Treasury Wine Estates, Ltd........................  21,869    142,335
    Wesfarmers, Ltd...................................  18,201    549,163
    Woodside Petroleum, Ltd...........................  53,066  1,069,511
                                                               ----------
TOTAL AUSTRALIA.......................................          7,483,607
                                                               ----------
AUSTRIA -- (0.0%)
    OMV AG............................................   1,368     35,213
*   Raiffeisen Bank International AG..................   1,217     15,350
                                                               ----------
TOTAL AUSTRIA.........................................             50,563
                                                               ----------
BELGIUM -- (1.6%)
    Ageas.............................................   7,291    296,086
    Colruyt SA........................................   1,641     87,743
    Delhaize Group....................................   6,502    682,450
    KBC Groep NV......................................   7,435    426,076
    Proximus SADP.....................................   4,450    153,824
    Solvay SA.........................................   4,955    410,487
    UCB SA............................................   1,386    118,504
    Umicore SA........................................   5,531    203,350
                                                               ----------
TOTAL BELGIUM.........................................          2,378,520
                                                               ----------
CANADA -- (7.6%)
    Agnico Eagle Mines, Ltd...........................  14,302    421,051
    AltaGas, Ltd......................................   2,279     53,327
    Bank of Montreal..................................  20,714  1,108,613
    Barrick Gold Corp.................................  48,315    478,802
*   BlackBerry, Ltd.(09228F103).......................  24,876    177,117
#*  BlackBerry, Ltd.(BCBHZ31).........................   4,071     29,031

                                     1806

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
    Cameco Corp....................................... 16,776 $   203,661
    Canadian Natural Resources, Ltd.(136385101)....... 57,482   1,222,067
    Canadian Natural Resources, Ltd.(2171573).........  2,781      59,535
    Canadian Oil Sands, Ltd........................... 38,132     255,592
#   Canadian Tire Corp., Ltd. Class A.................  3,138     255,695
    Cenovus Energy, Inc............................... 45,294     556,663
    Crescent Point Energy Corp.(22576C101)............ 11,872     131,779
#   Crescent Point Energy Corp.(B67C8W8).............. 22,411     248,442
    Eldorado Gold Corp................................ 15,995      35,829
    Empire Co., Ltd................................... 16,101     304,343
    Encana Corp....................................... 56,704     247,796
    Fairfax Financial Holdings, Ltd...................  1,347     693,557
    Finning International, Inc........................  8,549     108,869
    First Quantum Minerals, Ltd....................... 28,330      61,275
#   Genworth MI Canada, Inc...........................  2,485      42,981
    Goldcorp, Inc.(380956409)......................... 13,824     156,764
    Goldcorp, Inc.(2676302)...........................  4,000      45,571
    Hudson's Bay Co...................................  2,100      25,933
#   Husky Energy, Inc................................. 19,761     196,638
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  4,574     135,793
*   Kinross Gold Corp................................. 34,783      57,355
*   Lundin Mining Corp................................ 15,090      37,378
    Manulife Financial Corp.(56501R106)............... 31,087     430,866
    Manulife Financial Corp.(2492519)................. 36,620     508,952
    Maple Leaf Foods, Inc.............................  2,967      48,331
*   MEG Energy Corp...................................  8,298      34,414
#   Pacific Exploration and Production Corp........... 15,451       8,934
    Silver Wheaton Corp...............................  8,589     101,007
    SNC-Lavalin Group, Inc............................  1,700      48,601
#   Sun Life Financial, Inc........................... 13,504     387,316
    Suncor Energy, Inc.(867224107).................... 35,374     833,058
    Suncor Energy, Inc.(B3NB1P2)...................... 44,654   1,057,620
    Teck Resources, Ltd. Class B(878742204)...........  3,149      11,746
#   Teck Resources, Ltd. Class B(2879327)............. 14,790      55,216
*   Tourmaline Oil Corp............................... 10,473     208,802
*   Turquoise Hill Resources, Ltd..................... 38,520      80,565
#   Whitecap Resources, Inc........................... 12,035      65,806
    WSP Global, Inc...................................  1,503      43,194
    Yamana Gold, Inc.................................. 24,000      41,288
                                                              -----------
TOTAL CANADA..........................................         11,317,173
                                                              -----------
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A..................    131     165,580
    AP Moeller - Maersk A.S. Class B..................    250     321,656
    Carlsberg A.S. Class B............................  4,901     413,191
    Danske Bank A.S................................... 12,117     326,086
    DSV A.S...........................................  6,450     251,011
*   H Lundbeck A.S....................................  1,633      53,041
    ISS A.S...........................................  5,070     179,241
*   Jyske Bank A.S....................................  1,470      64,550
    TDC A.S........................................... 27,225     116,916
    Vestas Wind Systems A.S........................... 10,975     718,141

                                     1807

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
DENMARK -- (Continued)
*   William Demant Holding A.S........................    618 $    54,477
                                                              -----------
TOTAL DENMARK.........................................          2,663,890
                                                              -----------
FINLAND -- (0.6%)
    Fortum Oyj........................................ 14,634     230,112
    Neste Oyj.........................................  2,951      92,453
    Stora Enso Oyj Class R............................ 36,977     301,353
    UPM-Kymmene Oyj................................... 16,536     269,484
                                                              -----------
TOTAL FINLAND.........................................            893,402
                                                              -----------
FRANCE -- (9.1%)
    AXA SA............................................ 63,232   1,562,635
    BNP Paribas SA.................................... 18,138     859,230
    Bollore SA........................................ 24,448      98,670
    Bouygues SA....................................... 12,585     492,629
#   Casino Guichard Perrachon SA......................  3,630     164,544
    Cie de Saint-Gobain............................... 30,917   1,274,221
    Cie Generale des Etablissements Michelin..........  2,923     266,675
    CNP Assurances.................................... 11,476     153,463
    Credit Agricole SA................................ 13,214     131,863
    Eiffage SA........................................    524      35,987
    Electricite de France SA..........................  7,469      97,668
    Engie SA.......................................... 57,812     922,423
    Natixis SA........................................ 31,366     153,461
    Orange SA......................................... 83,508   1,482,738
*   Peugeot SA........................................ 26,590     395,387
    Renault SA........................................ 12,571   1,066,686
    SCOR SE...........................................  4,801     167,354
    Societe Generale SA............................... 30,614   1,167,850
    STMicroelectronics NV............................. 35,091     229,253
#   Total SA.......................................... 55,076   2,446,526
#   Vallourec SA......................................  5,254      23,051
#   Vivendi SA........................................ 14,287     310,601
                                                              -----------
TOTAL FRANCE..........................................         13,502,915
                                                              -----------
GERMANY -- (7.5%)
    Allianz SE........................................ 12,806   2,072,476
    Allianz SE Sponsored ADR.......................... 37,493     607,387
    Bayerische Motoren Werke AG....................... 15,976   1,330,562
*   Commerzbank AG.................................... 25,181     204,633
    Daimler AG........................................ 39,844   2,789,628
    Deutsche Bank AG(5750355)......................... 11,239     201,414
#   Deutsche Bank AG(D18190898)....................... 17,969     321,465
*   Deutsche Lufthansa AG............................. 13,926     204,206
    E.ON SE........................................... 44,873     459,805
    Fraport AG Frankfurt Airport Services Worldwide...  2,342     142,046
    Hannover Rueck SE.................................  1,277     134,401
    HeidelbergCement AG...............................  5,904     434,907
    K+S AG............................................  8,296     175,382
    Metro AG..........................................  9,051     256,462
    Muenchener Rueckversicherungs-Gesellschaft AG.....  2,898     558,362
    Osram Licht AG....................................    390      17,412

                                     1808

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    RWE AG.................................................  60,150 $   842,552
*   Talanx AG..............................................   3,757     108,554
    Telefonica Deutschland Holding AG......................  21,792     108,090
    Volkswagen AG..........................................   1,159     152,139
                                                                    -----------
TOTAL GERMANY..............................................          11,121,883
                                                                    -----------
HONG KONG -- (2.2%)
    Bank of East Asia, Ltd. (The)..........................  17,800      52,208
    Cathay Pacific Airways, Ltd............................  75,000     118,370
    CK Hutchison Holdings, Ltd.............................  24,012     300,490
    FIH Mobile, Ltd........................................ 138,000      49,383
    Guoco Group, Ltd.......................................   1,000      10,118
    Hang Lung Group, Ltd...................................  40,000     110,509
    Hang Lung Properties, Ltd.............................. 103,000     190,796
    Hongkong & Shanghai Hotels (The).......................  10,552      10,601
    Hopewell Holdings, Ltd.................................  19,000      57,659
    Kerry Logistics Network, Ltd...........................   7,750      10,727
    Kerry Properties, Ltd..................................  26,500      60,989
    MTR Corp., Ltd.........................................  52,378     237,818
    New World Development Co., Ltd......................... 424,737     347,145
    NWS Holdings, Ltd......................................  60,896      91,583
    Orient Overseas International, Ltd.....................   9,000      33,526
    Shangri-La Asia, Ltd...................................  76,000      71,194
    Sino Land Co., Ltd.....................................  73,388      94,664
    Sun Hung Kai Properties, Ltd...........................  56,362     609,661
    Swire Pacific, Ltd. Class A............................  29,500     284,771
    Swire Pacific, Ltd. Class B............................  40,000      71,090
    Wharf Holdings, Ltd. (The).............................  52,635     245,291
    Wheelock & Co., Ltd....................................  53,000     202,909
    Yue Yuen Industrial Holdings, Ltd......................  15,000      51,709
                                                                    -----------
TOTAL HONG KONG............................................           3,313,211
                                                                    -----------
IRELAND -- (0.2%)
*   Bank of Ireland........................................ 522,026     172,168
*   Bank of Ireland Sponsored ADR..........................   5,075      66,990
    CRH P.L.C. Sponsored ADR...............................   3,656      98,419
                                                                    -----------
TOTAL IRELAND..............................................             337,577
                                                                    -----------
ISRAEL -- (0.6%)
    Azrieli Group..........................................     963      33,987
    Bank Hapoalim BM.......................................  64,982     301,832
*   Bank Leumi Le-Israel BM................................  45,259     149,052
    Mizrahi Tefahot Bank, Ltd..............................   9,872     110,822
    NICE-Systems, Ltd. Sponsored ADR.......................     775      46,911
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.....   3,769     231,718
                                                                    -----------
TOTAL ISRAEL...............................................             874,322
                                                                    -----------
ITALY -- (1.5%)
*   Banca Monte dei Paschi di Siena SpA....................  53,549      38,869
*   Banco Popolare SC......................................   4,918      45,808
    Eni SpA................................................  67,664     981,948
*   Telecom Italia SpA.....................................   5,815       6,472

                                     1809

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
*   Telecom Italia SpA Sponsored ADR..................  21,000 $  234,150
    UniCredit SpA..................................... 182,300    704,739
    Unione di Banche Italiane SpA.....................  35,753    167,537
                                                               ----------
TOTAL ITALY...........................................          2,179,523
                                                               ----------
JAPAN -- (21.5%)
    77 Bank, Ltd. (The)...............................   9,000     41,777
    Aeon Co., Ltd.....................................  43,800    584,562
    Aisin Seiki Co., Ltd..............................   9,200    390,656
    Amada Holdings Co., Ltd...........................   8,800     83,113
    Aoyama Trading Co., Ltd...........................   1,900     75,630
    Asahi Glass Co., Ltd..............................  43,000    262,182
    Asahi Kasei Corp..................................  67,000    435,324
    Bank of Kyoto, Ltd. (The).........................   8,000     62,059
    Bank of Yokohama, Ltd. (The)......................  46,000    245,351
    Brother Industries, Ltd...........................  12,900    130,363
    Canon Marketing Japan, Inc........................   2,000     36,123
    Chiba Bank, Ltd. (The)............................  22,000    136,088
    Chugoku Bank, Ltd. (The)..........................   4,700     55,950
    Citizen Holdings Co., Ltd.........................  11,700     71,387
    Coca-Cola East Japan Co., Ltd.....................   2,800     45,184
    Coca-Cola West Co., Ltd...........................   2,800     61,775
    COMSYS Holdings Corp..............................   4,600     67,144
    Credit Saison Co., Ltd............................   3,100     58,285
    Dai Nippon Printing Co., Ltd......................  13,000    121,625
    Dai-ichi Life Insurance Co., Ltd. (The)...........  27,500    380,098
    Daido Steel Co., Ltd..............................  15,000     62,361
#   Daihatsu Motor Co., Ltd...........................   9,500    148,307
    Denka Co., Ltd....................................  16,000     70,910
    DIC Corp..........................................  25,000     64,422
    Ebara Corp........................................  55,000    243,613
    Fuji Media Holdings, Inc..........................   1,800     20,256
    FUJIFILM Holdings Corp............................  11,500    444,335
    Fujikura, Ltd.....................................   5,000     24,492
    Fukuoka Financial Group, Inc......................  22,000     93,367
    Glory, Ltd........................................   1,200     38,374
    Gunma Bank, Ltd. (The)............................  12,000     66,444
    H2O Retailing Corp................................   4,100     69,890
    Hachijuni Bank, Ltd. (The)........................  15,000     83,879
    Hankyu Hanshin Holdings, Inc......................  33,000    205,872
    Hitachi Capital Corp..............................   6,500    160,172
    Hitachi Chemical Co., Ltd.........................   4,000     70,323
#   Hitachi Construction Machinery Co., Ltd...........   7,000    102,073
    Hitachi High-Technologies Corp....................   2,200     62,427
    Hitachi Metals, Ltd...............................   7,200     81,011
    Hitachi Transport System, Ltd.....................     900     14,665
    Hitachi, Ltd...................................... 176,000    869,796
    Hokuhoku Financial Group, Inc.....................  46,000     85,325
    Honda Motor Co., Ltd..............................  61,000  1,653,526
#   Ibiden Co., Ltd...................................   5,300     74,659
    Idemitsu Kosan Co., Ltd...........................   4,300     64,495
    Iida Group Holdings Co., Ltd......................   5,800    103,396
    Inpex Corp........................................  32,200    286,690

                                     1810

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    ITOCHU Corp.......................................  54,600 $  641,710
    Iyo Bank, Ltd. (The)..............................   7,000     59,339
    J Front Retailing Co., Ltd........................  13,000    179,300
#   JFE Holdings, Inc.................................  22,800    309,077
    Joyo Bank, Ltd. (The).............................  12,000     48,734
    JSR Corp..........................................   6,800     98,752
    JX Holdings, Inc..................................  54,027    206,329
    K's Holdings Corp.................................     700     23,843
    Kamigumi Co., Ltd.................................   8,000     72,096
    Kaneka Corp.......................................  36,000    344,531
    Kawasaki Kisen Kaisha, Ltd........................  60,000    107,714
    Kinden Corp.......................................   2,000     24,802
    Kobe Steel, Ltd................................... 220,000    213,786
    Komatsu, Ltd......................................  35,400    529,290
    Konica Minolta, Inc...............................  27,100    228,425
    Kuraray Co., Ltd..................................  19,600    236,420
    Kyocera Corp......................................   3,800    158,458
*   Kyushu Financial Group, Inc.......................   5,550     34,619
    LIXIL Group Corp..................................   9,000    189,946
    Marubeni Corp.....................................  48,000    229,578
    Medipal Holdings Corp.............................   3,300     53,525
    Mitsubishi Chemical Holdings Corp.................  92,900    518,126
    Mitsubishi Corp...................................  18,700    299,760
    Mitsubishi Gas Chemical Co., Inc..................  11,000     52,576
    Mitsubishi Heavy Industries, Ltd.................. 105,000    412,670
    Mitsubishi Logistics Corp.........................   2,000     27,424
    Mitsubishi Materials Corp.........................  64,000    197,414
    Mitsubishi UFJ Financial Group, Inc............... 360,700  1,849,632
    Mitsubishi UFJ Lease & Finance Co., Ltd...........   3,500     17,376
    Mitsui & Co., Ltd.................................  17,200    195,507
    Mitsui Chemicals, Inc.............................  49,000    214,509
    Mitsui OSK Lines, Ltd.............................  26,000     51,517
    Mizuho Financial Group, Inc....................... 863,500  1,494,044
    MS&AD Insurance Group Holdings, Inc...............  10,450    283,832
    Nagase & Co., Ltd.................................   1,100     13,176
    NEC Corp.......................................... 129,000    341,661
    NHK Spring Co., Ltd...............................   8,700     85,744
#   Nikon Corp........................................  12,600    185,364
    Nippo Corp........................................   2,000     29,708
    Nippon Electric Glass Co., Ltd....................  14,000     72,459
    Nippon Express Co., Ltd...........................  56,000    262,318
    Nippon Paper Industries Co., Ltd..................   4,100     65,863
    Nippon Shokubai Co., Ltd..........................   2,200    143,801
    Nippon Steel & Sumitomo Metal Corp................  28,218    505,788
    Nippon Yusen K.K.................................. 101,000    216,679
    Nishi-Nippon City Bank, Ltd. (The)................  18,000     40,364
    Nissan Motor Co., Ltd.............................  96,000    954,789
    Nisshinbo Holdings, Inc...........................   3,000     30,205
    NOK Corp..........................................   5,200    108,108
    Nomura Holdings, Inc.............................. 132,900    721,241
    Nomura Real Estate Holdings, Inc..................   6,300    110,635
    NTN Corp..........................................  23,000     87,515
    Obayashi Corp.....................................   9,000     81,193

                                     1811

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Oji Holdings Corp.................................  46,000 $   185,775
    Otsuka Holdings Co., Ltd..........................   1,800      60,555
    Resona Holdings, Inc..............................  68,200     313,635
    Ricoh Co., Ltd....................................  48,900     472,790
    Rohm Co., Ltd.....................................   2,400     109,070
    Sankyo Co., Ltd...................................   1,800      68,839
    SBI Holdings, Inc.................................   7,180      71,817
    Sega Sammy Holdings, Inc..........................   5,400      50,887
    Seino Holdings Co., Ltd...........................   5,000      54,466
    Sekisui House, Ltd................................  32,800     516,304
    Shinsei Bank, Ltd................................. 116,000     181,304
    Shizuoka Bank, Ltd. (The).........................   4,000      34,919
    Showa Denko KK....................................  77,000      84,373
    SKY Perfect JSAT Holdings, Inc....................   2,300      13,051
    Sojitz Corp.......................................  34,370      74,237
    Sompo Japan Nipponkoa Holdings, Inc...............   5,600     166,078
    Sumitomo Chemical Co., Ltd........................  98,000     497,937
#   Sumitomo Corp.....................................  14,200     141,548
    Sumitomo Electric Industries, Ltd.................  40,400     532,308
    Sumitomo Forestry Co., Ltd........................   6,300      79,989
    Sumitomo Heavy Industries, Ltd....................  21,000      83,139
    Sumitomo Metal Mining Co., Ltd....................  23,000     244,055
    Sumitomo Mitsui Financial Group, Inc..............  48,000   1,610,333
    Sumitomo Mitsui Trust Holdings, Inc...............  90,030     287,862
    Sumitomo Rubber Industries, Ltd...................   7,600      96,458
    Suzuki Motor Corp.................................   4,500     138,163
    T&D Holdings, Inc.................................  36,900     422,238
    Taisho Pharmaceutical Holdings Co., Ltd...........     500      33,709
    Takashimaya Co., Ltd..............................  22,000     188,424
#   TDK Corp..........................................   7,700     422,956
    Teijin, Ltd.......................................  59,000     216,172
    THK Co., Ltd......................................   1,200      19,174
    Tokai Rika Co., Ltd...............................   6,700     164,818
    Tokio Marine Holdings, Inc........................   2,300      82,293
    Toppan Printing Co., Ltd..........................  14,000     121,826
#*  Toshiba Corp...................................... 193,000     322,244
    Tosoh Corp........................................  31,000     150,016
    Toyo Seikan Group Holdings, Ltd...................   5,100      92,542
    Toyoda Gosei Co., Ltd.............................   6,400     138,659
    Toyota Industries Corp............................   2,300     115,437
    Toyota Tsusho Corp................................  14,000     320,422
    TS Tech Co., Ltd..................................   1,800      44,653
    Ube Industries, Ltd...............................  42,000      81,803
    UNY Group Holdings Co., Ltd.......................   5,300      33,956
    Wacoal Holdings Corp..............................   2,000      23,383
    Yamada Denki Co., Ltd.............................  17,800      86,199
    Yamaguchi Financial Group, Inc....................   6,000      64,973
    Yokohama Rubber Co., Ltd. (The)...................   3,000      44,975
    Zeon Corp.........................................  17,000     114,664
                                                               -----------
TOTAL JAPAN...........................................          31,746,456
                                                               -----------
NETHERLANDS -- (2.8%)
    Aegon NV..........................................  46,736     264,291

                                     1812

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NETHERLANDS -- (Continued)
#   ArcelorMittal(B03XPL1)............................  36,292 $  137,683
#   ArcelorMittal(B295F26)............................  31,129    118,913
    Boskalis Westminster..............................   3,998    157,494
    ING Groep NV......................................  95,778  1,091,131
    ING Groep NV Sponsored ADR........................  18,092    209,686
    Koninklijke DSM NV................................  11,324    548,897
    Koninklijke KPN NV................................  50,188    194,210
    Koninklijke Philips NV(5986622)...................  19,984    532,168
    Koninklijke Philips NV(500472303).................  29,573    789,007
    NN Group NV.......................................   2,523     85,477
    TNT Express NV....................................   3,513     29,969
                                                               ----------
TOTAL NETHERLANDS.....................................          4,158,926
                                                               ----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............  10,500     37,882
    Fletcher Building, Ltd............................  12,046     54,002
                                                               ----------
TOTAL NEW ZEALAND.....................................             91,884
                                                               ----------
NORWAY -- (0.6%)
    DNB ASA...........................................  19,193    231,584
    Norsk Hydro ASA...................................  62,250    206,945
    Petroleum Geo-Services ASA........................   2,320      7,080
#*  Seadrill, Ltd.....................................  14,728     30,487
    Statoil ASA.......................................  24,197    331,099
*   Storebrand ASA....................................  20,270     82,565
*   Subsea 7 SA.......................................   8,987     53,815
                                                               ----------
TOTAL NORWAY..........................................            943,575
                                                               ----------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA...........................  40,541         --
    EDP Renovaveis SA.................................   7,795     60,564
                                                               ----------
TOTAL PORTUGAL........................................             60,564
                                                               ----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd...................................  41,200     89,560
    City Developments, Ltd............................  15,800     77,505
    DBS Group Holdings, Ltd...........................   5,900     58,654
    Golden Agri-Resources, Ltd........................ 242,500     63,524
    Hutchison Port Holdings Trust..................... 275,100    131,444
    Olam International, Ltd...........................  13,000     14,861
    Oversea-Chinese Banking Corp., Ltd................  53,381    298,725
    SembCorp Industries, Ltd..........................  40,700     72,527
    Singapore Airlines, Ltd...........................  32,200    250,502
    United Industrial Corp., Ltd......................  19,000     40,139
    United Overseas Bank, Ltd.........................   9,000    114,415
    UOL Group, Ltd....................................  23,399     92,700
    Wilmar International, Ltd.........................  50,800    102,710
                                                               ----------
TOTAL SINGAPORE.......................................          1,407,266
                                                               ----------
SPAIN -- (3.1%)
    Acciona SA........................................     930     71,445
    Banco de Sabadell SA.............................. 133,885    242,323

                                     1813

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Banco Popular Espanol SA..........................  51,101 $   138,072
    Banco Santander SA................................ 411,646   1,764,077
    CaixaBank SA......................................   8,418      25,576
    Iberdrola SA...................................... 247,528   1,739,939
    Mapfre SA.........................................  66,932     150,346
    Repsol SA.........................................  42,184     437,385
                                                               -----------
TOTAL SPAIN...........................................           4,569,163
                                                               -----------
SWEDEN -- (3.0%)
    Boliden AB........................................  20,869     290,342
    ICA Gruppen AB....................................   1,636      57,861
    Nordea Bank AB....................................  57,139     575,373
    Skandinaviska Enskilda Banken AB Class A..........  60,757     585,607
    Svenska Cellulosa AB SCA Class A..................     318       9,380
    Svenska Cellulosa AB SCA Class B..................  37,150   1,101,038
    Svenska Handelsbanken AB Class A..................   6,779      85,296
    Swedbank AB Class A...............................  15,917     333,824
    Tele2 AB Class B..................................  18,428     153,236
    Telefonaktiebolaget LM Ericsson Class A...........     164       1,411
    Telefonaktiebolaget LM Ericsson Class B...........  57,559     511,267
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  27,013     240,416
    TeliaSonera AB.................................... 101,066     477,333
                                                               -----------
TOTAL SWEDEN..........................................           4,422,384
                                                               -----------
SWITZERLAND -- (8.5%)
    ABB, Ltd..........................................  95,921   1,657,515
    Adecco SA.........................................  10,508     645,088
    Aryzta AG.........................................   2,768     126,645
    Baloise Holding AG................................   2,271     278,390
    Cie Financiere Richemont SA.......................  22,439   1,458,443
    Clariant AG.......................................  19,316     315,419
    Credit Suisse Group AG............................  41,805     740,591
*   Dufry AG..........................................     740      80,240
    Helvetia Holding AG...............................      59      30,746
    Julius Baer Group, Ltd............................   5,658     240,164
    LafargeHolcim, Ltd.(7110753)......................  12,033     506,456
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   8,340     353,675
    Lonza Group AG....................................   1,702     260,745
    Novartis AG.......................................   4,137     320,507
    Swatch Group AG (The)(7184736)....................   2,778     184,363
#   Swatch Group AG (The)(7184725)....................   2,051     701,459
    Swiss Life Holding AG.............................     756     192,708
    Swiss Re AG.......................................  17,407   1,620,352
    UBS Group AG(BRJL176).............................  45,288     748,391
*   UBS Group AG(H42097107)...........................  37,591     625,514
    Zurich Insurance Group AG.........................   6,382   1,414,668
                                                               -----------
TOTAL SWITZERLAND.....................................          12,502,079
                                                               -----------
UNITED KINGDOM -- (17.7%)
    Anglo American P.L.C..............................  54,333     216,719
    Aviva P.L.C.......................................  28,927     199,505
    Barclays P.L.C....................................     293         784

                                     1814

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C. Sponsored ADR.....................   103,262 $  1,113,164
    Barratt Developments P.L.C........................    16,534      141,824
    BP P.L.C. Sponsored ADR...........................   170,802    5,528,861
    Carnival P.L.C....................................     2,639      131,646
#   Carnival P.L.C. ADR...............................     2,554      128,543
    Glencore P.L.C....................................   164,680      212,321
    HSBC Holdings P.L.C. Sponsored ADR................   124,281    4,399,547
    Investec P.L.C....................................     6,563       41,754
    J Sainsbury P.L.C.................................   101,495      356,357
    Kingfisher P.L.C..................................   114,815      537,289
    Lloyds Banking Group P.L.C. ADR...................     9,440       35,966
    Old Mutual P.L.C..................................    89,197      217,609
*   Royal Bank of Scotland Group P.L.C................    91,714      332,028
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.    20,712      152,647
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...    53,014    2,339,508
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).    85,274    3,746,087
    Royal Mail P.L.C..................................    19,917      130,942
    Standard Chartered P.L.C..........................    71,892      484,983
    Vodafone Group P.L.C.............................. 1,463,266    4,703,447
    Vodafone Group P.L.C. Sponsored ADR...............    22,008      708,652
    WM Morrison Supermarkets P.L.C....................   112,357      281,048
                                                                 ------------
TOTAL UNITED KINGDOM..................................             26,141,231
                                                                 ------------
TOTAL COMMON STOCKS...................................            142,160,114
                                                                 ------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
    Bayerische Motoren Werke AG.......................     2,564      176,538
    Porsche Automobil Holding SE......................     2,456      111,385
    Volkswagen AG.....................................     5,931      690,674
                                                                 ------------
TOTAL GERMANY.........................................                978,597
                                                                 ------------
TOTAL PREFERRED STOCKS................................                978,597
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*   Iberdrola SA Rights 02/01/16......................   247,500       34,577
                                                                 ------------
TOTAL INVESTMENT SECURITIES...........................            143,173,288
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund...................   411,217    4,757,778
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $184,514,815)^^...           $147,931,066
                                                                 ============


                                     1815

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $    27,924 $  7,455,683   --    $  7,483,607
     Austria....................          --       50,563   --          50,563
     Belgium....................          --    2,378,520   --       2,378,520
     Canada.....................  11,317,173           --   --      11,317,173
     Denmark....................          --    2,663,890   --       2,663,890
     Finland....................          --      893,402   --         893,402
     France.....................          --   13,502,915   --      13,502,915
     Germany....................     928,852   10,193,031   --      11,121,883
     Hong Kong..................          --    3,313,211   --       3,313,211
     Ireland....................     165,409      172,168   --         337,577
     Israel.....................     278,629      595,693   --         874,322
     Italy......................     234,150    1,945,373   --       2,179,523
     Japan......................          --   31,746,456   --      31,746,456
     Netherlands................   1,117,606    3,041,320   --       4,158,926
     New Zealand................          --       91,884   --          91,884
     Norway.....................      30,487      913,088   --         943,575
     Portugal...................          --       60,564   --          60,564
     Singapore..................          --    1,407,266   --       1,407,266
     Spain......................          --    4,569,163   --       4,569,163
     Sweden.....................     240,416    4,181,968   --       4,422,384
     Switzerland................     625,514   11,876,565   --      12,502,079
     United Kingdom.............  18,152,975    7,988,256   --      26,141,231
  Preferred Stocks
     Germany....................          --      978,597   --         978,597
  Rights/Warrants
     Spain......................          --       34,577   --          34,577
  Securities Lending Collateral.          --    4,757,778   --       4,757,778
                                 ----------- ------------   --    ------------
  TOTAL......................... $33,119,135 $114,811,931   --    $147,931,066
                                 =========== ============   ==    ============

                                     1816

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------- --------
COMMON STOCKS -- (90.4%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd............................  31,770 $107,335
*   AED Oil, Ltd......................................   4,139       --
    Ainsworth Game Technology, Ltd....................   8,468   13,421
*   Alkane Resources, Ltd.............................  19,700    2,864
#   ALS, Ltd..........................................  25,014   59,311
    Altium, Ltd.......................................  10,936   38,477
#   Alumina, Ltd...................................... 201,027  150,472
    Ansell, Ltd.......................................   9,060  130,208
    AP Eagers, Ltd....................................   2,704   22,771
*   APN News & Media, Ltd.............................  73,867   27,331
#*  Aquarius Platinum, Ltd............................  55,455    9,658
#   ARB Corp., Ltd....................................   6,754   73,668
    Ardent Leisure Group..............................  34,120   50,046
#*  Arrium, Ltd....................................... 211,294   10,006
*   Atlas Iron, Ltd...................................  49,744      572
    AUB Group, Ltd....................................   3,950   23,982
    Ausdrill, Ltd.....................................  21,215    3,541
    AusNet Services...................................  50,794   53,193
    Austal, Ltd.......................................  11,584   10,844
*   Austin Engineering, Ltd...........................   1,619      195
*   Australian Agricultural Co., Ltd..................  35,981   34,337
    Australian Pharmaceutical Industries, Ltd.........  47,133   70,311
    Auswide Bank, Ltd.................................     777    2,911
    Automotive Holdings Group, Ltd....................  13,530   41,945
    Aveo Group........................................  14,969   31,839
    AVJennings, Ltd...................................  30,044   11,480
*   AWE, Ltd..........................................  53,433   19,953
    Bank of Queensland, Ltd...........................  18,079  169,351
*   BC Iron, Ltd......................................  16,407      940
    Beach Energy, Ltd................................. 107,977   29,373
    Beadell Resources, Ltd............................  69,221    7,587
#   Bega Cheese, Ltd..................................   9,353   47,197
    Bellamy's Australia, Ltd..........................   1,630   16,038
*   Billabong International, Ltd......................   8,658    9,997
#   Blackmores, Ltd...................................   1,296  176,703
    BlueScope Steel, Ltd..............................  44,400  148,560
*   Boart Longyear, Ltd...............................  30,454    1,081
    Boral, Ltd........................................  22,578   90,599
#*  Bradken, Ltd......................................  21,442    6,734
#   Breville Group, Ltd...............................   7,643   33,174
    Brickworks, Ltd...................................   2,575   27,801
*   Broadspectrum, Ltd................................  31,504   27,221
    BT Investment Management, Ltd.....................   7,784   59,534
#   Cabcharge Australia, Ltd..........................   9,538   21,265
#   Cardno, Ltd.......................................  11,480    7,718
*   Carnarvon Petroleum, Ltd..........................   6,703      397
#   carsales.com, Ltd.................................   9,629   81,372
#   Cash Converters International, Ltd................  15,875    5,917
    Cedar Woods Properties, Ltd.......................   6,587   20,603
    Challenger, Ltd...................................  33,835  192,568
    Cleanaway Waste Management, Ltd................... 140,011   73,547

                                     1817

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
*   Coal of Africa, Ltd...............................  22,474 $    641
    Cochlear, Ltd.....................................   2,064  138,339
    Codan, Ltd........................................   2,725    1,161
#   Corporate Travel Management, Ltd..................   4,043   34,464
#   Cover-More Group, Ltd.............................  17,721   25,081
    Credit Corp. Group, Ltd...........................   3,078   24,676
    CSG, Ltd..........................................  15,131   18,684
    CSR, Ltd..........................................  30,757   56,172
#*  Cudeco, Ltd.......................................   4,262    2,413
    Decmil Group, Ltd.................................   8,327    5,949
#   Dick Smith Holdings, Ltd..........................  10,562    2,654
    Domino's Pizza Enterprises, Ltd...................   4,296  184,468
    Downer EDI, Ltd...................................  28,150   63,024
*   Drillsearch Energy, Ltd...........................  45,211   15,970
    DuluxGroup, Ltd...................................  23,068  106,908
*   Elders, Ltd.......................................   1,583    5,285
#*  Energy World Corp., Ltd...........................  50,545    7,712
    EQT Holdings, Ltd.................................   1,194   16,056
#   ERM Power, Ltd....................................  19,540   20,250
    Event Hospitality and Entertainment, Ltd..........   5,533   59,666
    Evolution Mining, Ltd.............................  37,766   39,003
    Fairfax Media, Ltd................................ 198,477  125,931
*   Fleetwood Corp., Ltd..............................   6,315    5,283
#   FlexiGroup, Ltd...................................  16,190   32,605
#   Flight Centre Travel Group, Ltd...................   2,680   74,896
    Fortescue Metals Group, Ltd.......................  20,817   26,161
#   G8 Education, Ltd.................................  16,743   43,091
#   GrainCorp, Ltd. Class A...........................  16,241   99,058
    Greencross, Ltd...................................   2,164   11,103
    GUD Holdings, Ltd.................................   6,288   29,268
    GWA Group, Ltd....................................  23,855   34,426
#   Harvey Norman Holdings, Ltd.......................  26,190   83,513
    Healthscope, Ltd..................................  41,831   66,127
    Hills, Ltd........................................  26,079    3,966
*   Horizon Oil, Ltd..................................  75,236    3,824
    Iluka Resources, Ltd..............................  24,969   97,965
*   Imdex, Ltd........................................  13,781    1,946
#   IMF Bentham, Ltd..................................  13,775   11,212
    Independence Group NL.............................  19,463   30,849
*   Infigen Energy....................................  14,000    4,719
    Infomedia, Ltd....................................  29,538   15,647
#   InvoCare, Ltd.....................................   5,155   43,764
#   IOOF Holdings, Ltd................................  15,998   93,900
#   IRESS, Ltd........................................   7,509   51,710
    iSentia Group, Ltd................................   1,623    5,311
#   JB Hi-Fi, Ltd.....................................   6,123  102,655
#*  Karoon Gas Australia, Ltd.........................   5,930    6,826
*   Kingsgate Consolidated, Ltd.......................  11,507    1,836
#*  Lynas Corp., Ltd..................................  10,000      681
#   M2 Group, Ltd.....................................  10,687   96,452
    MACA, Ltd.........................................   3,463    1,724
*   Macmahon Holdings, Ltd............................  69,831    4,434
    Macquarie Atlas Roads Group.......................  28,473   87,174

                                     1818

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
    Magellan Financial Group, Ltd.....................   6,604 $108,252
    Mantra Group, Ltd.................................   6,031   20,827
*   Mayne Pharma Group, Ltd...........................  67,597   63,359
    McMillan Shakespeare, Ltd.........................   8,031   73,095
*   Medusa Mining, Ltd................................   7,354    1,979
*   Mesoblast, Ltd....................................   7,543    8,220
#*  Metcash, Ltd......................................  81,663  102,544
    Mincor Resources NL...............................  14,047    1,400
#   Mineral Resources, Ltd............................  13,856   37,031
#   MMA Offshore, Ltd.................................  18,410    4,330
#   Monadelphous Group, Ltd...........................   4,023   17,998
#   Mortgage Choice, Ltd..............................  10,500   13,285
#*  Mount Gibson Iron, Ltd............................  65,404    8,624
#   Myer Holdings, Ltd................................  70,147   52,082
#   Navitas, Ltd......................................  10,909   36,378
    New Hope Corp., Ltd...............................  15,030   17,720
    nib holdings, Ltd.................................  27,676   70,576
#   Nine Entertainment Co. Holdings, Ltd..............  21,285   25,210
    Northern Star Resources, Ltd......................  37,669   79,423
*   NRW Holdings, Ltd.................................  16,092      561
    Nufarm, Ltd.......................................  15,520   76,126
#*  Orocobre, Ltd.....................................   7,187   12,799
    Orora, Ltd........................................  63,879   99,747
    OZ Minerals, Ltd..................................  27,601   75,499
    OzForex Group, Ltd................................  19,585   43,537
*   Pacific Brands, Ltd...............................  98,336   56,640
    Pact Group Holdings, Ltd..........................   5,715   20,341
#*  Paladin Energy, Ltd............................... 190,272   28,544
    Panoramic Resources, Ltd..........................   8,860      521
    Peet, Ltd.........................................  19,305   14,396
    Perpetual, Ltd....................................   2,211   65,268
*   Perseus Mining, Ltd...............................  28,599    5,604
    Platinum Asset Management, Ltd....................  14,364   66,493
*   Platinum Australia, Ltd...........................  23,193       --
    PMP, Ltd..........................................  17,571    5,708
    Premier Investments, Ltd..........................   8,397   78,954
#   Primary Health Care, Ltd..........................  40,247   70,931
    Prime Media Group, Ltd............................  30,543   10,557
    Programmed Maintenance Services, Ltd..............  27,228   39,103
#   Qube Holdings, Ltd................................  51,105   83,438
    RCG Corp., Ltd....................................  24,487   27,667
    RCR Tomlinson, Ltd................................  10,693   13,760
#   Reckon, Ltd.......................................   1,448    2,144
#   Regis Resources, Ltd..............................  22,571   37,847
    Reject Shop, Ltd. (The)...........................   1,897   14,157
*   Resolute Mining, Ltd..............................  79,046   18,238
    Retail Food Group, Ltd............................   7,962   25,689
    Ridley Corp., Ltd.................................  33,330   35,008
    SAI Global, Ltd...................................  17,990   52,081
*   Salmat, Ltd.......................................   3,642    1,685
    Sandfire Resources NL.............................  10,113   36,621
*   Saracen Mineral Holdings, Ltd.....................  36,822   18,697

                                     1819

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   Seek, Ltd.........................................  15,133 $  157,545
    Select Harvests, Ltd..............................   4,176     15,915
*   Senex Energy, Ltd.................................  69,792      7,578
    Servcorp, Ltd.....................................   1,569      8,245
    Service Stream, Ltd...............................  25,993      9,140
#   Seven Group Holdings, Ltd.........................   8,164     27,665
    Seven West Media, Ltd............................. 111,722     66,540
    Sigma Pharmaceuticals, Ltd........................  96,815     56,969
*   Silex Systems, Ltd................................   1,112        302
*   Silver Lake Resources, Ltd........................  25,841      4,182
#   Sims Metal Management, Ltd........................  10,833     52,850
    Sirtex Medical, Ltd...............................   3,818    103,032
#   Slater & Gordon, Ltd..............................  22,893      9,931
    SMS Management & Technology, Ltd..................   6,207     10,643
    Southern Cross Media Group, Ltd...................  67,418     54,390
    Spark Infrastructure Group........................ 101,734    143,825
*   Specialty Fashion Group, Ltd......................  19,600      7,125
    Spotless Group Holdings, Ltd......................  10,010      7,478
*   St Barbara, Ltd...................................  26,761     27,992
    Star Entertainment Grp, Ltd. (The)................  49,338    190,441
    Steadfast Group, Ltd..............................  35,764     37,212
    STW Communications Group, Ltd.....................  29,890     16,146
*   Sundance Energy Australia, Ltd....................  47,232      4,080
    Sunland Group, Ltd................................  14,139     16,014
#   Super Retail Group, Ltd...........................   9,227     67,444
    Tabcorp Holdings, Ltd.............................  62,084    204,099
*   Tap Oil, Ltd......................................  20,587      1,532
    Tassal Group, Ltd.................................  11,741     40,245
    Technology One, Ltd...............................  18,475     62,383
#*  Ten Network Holdings, Ltd.........................  22,220     19,065
#   TFS Corp., Ltd....................................  32,166     29,577
    Thorn Group, Ltd..................................  15,487     22,000
*   Tiger Resources, Ltd.............................. 149,819      5,463
    Tox Free Solutions, Ltd...........................   8,871     16,648
    Treasury Wine Estates, Ltd........................  17,011    110,716
*   Troy Resources, Ltd...............................   2,843        454
*   UGL, Ltd..........................................   8,011     12,613
    UXC, Ltd..........................................  17,099     14,684
    Veda Group, Ltd...................................  33,498     67,030
    Village Roadshow, Ltd.............................   7,008     34,814
*   Virgin Australia Holdings, Ltd.(B43DQC7)..........  62,219     21,724
*   Virgin Australia Holdings, Ltd.()................. 110,192         --
#   Virtus Health, Ltd................................   4,930     22,341
#   Vocus Communications, Ltd.........................   4,114     23,101
    Watpac, Ltd.......................................   6,412      4,825
    Western Areas, Ltd................................  16,576     22,555
*   White Energy Co., Ltd.............................   9,723        692
#*  Whitehaven Coal, Ltd..............................  44,128     13,121
#   WorleyParsons, Ltd................................   2,614      6,413
                                                               ----------
TOTAL AUSTRALIA.......................................          8,122,054
                                                               ----------
AUSTRIA -- (1.1%)
    Agrana Beteiligungs AG............................     319     29,318

                                     1820

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
    Andritz AG........................................  1,695 $   78,815
    Atrium European Real Estate, Ltd.................. 11,257     38,737
    Austria Technologie & Systemtechnik AG............  2,825     36,685
    BUWOG AG..........................................  3,359     69,047
    CA Immobilien Anlagen AG..........................  5,928    101,663
*   Conwert Immobilien Invest SE......................  7,656    108,270
    DO & CO AG........................................    419     42,680
#   EVN AG............................................  2,083     23,020
    Flughafen Wien AG.................................    149     13,099
*   IMMOFINANZ AG..................................... 37,883     71,396
    Kapsch TrafficCom AG..............................    127      4,479
    Lenzing AG........................................    773     51,677
    Mayr Melnhof Karton AG............................    651     73,875
    Oberbank AG.......................................  1,169     71,542
    Oesterreichische Post AG..........................  1,784     63,316
    Palfinger AG......................................  1,513     43,182
    Porr Ag...........................................    636     17,058
*   Raiffeisen Bank International AG..................  4,147     52,308
    RHI AG............................................  2,079     39,064
    Rosenbauer International AG.......................    167      9,797
    S IMMO AG.........................................  5,806     48,264
    Schoeller-Bleckmann Oilfield Equipment AG.........    838     43,743
    Semperit AG Holding...............................  1,085     32,433
    Strabag SE........................................  1,012     24,703
    Telekom Austria AG................................    357      1,967
    UNIQA Insurance Group AG..........................  9,006     56,973
#   Verbund AG........................................  1,621     19,597
    Voestalpine AG....................................    657     17,279
    Wienerberger AG...................................  9,106    139,347
    Zumtobel Group AG.................................  2,862     59,398
                                                              ----------
TOTAL AUSTRIA.........................................         1,482,732
                                                              ----------
BELGIUM -- (1.6%)
*   Ablynx NV.........................................  4,354     63,437
    Ackermans & van Haaren NV.........................  1,790    231,924
*   AGFA-Gevaert NV................................... 15,370     65,596
    Banque Nationale de Belgique......................     20     66,681
    Barco NV..........................................  1,156     72,596
    Bekaert SA........................................  3,353    108,029
*   BHF Kleinwort Benson Group........................  1,854     11,519
    bpost SA..........................................  3,129     74,229
    Cie d'Entreprises CFE.............................    637     65,271
    Cie Immobiliere de Belgique SA....................    200      9,135
    D'ieteren SA......................................  2,276     74,496
    Deceuninck NV.....................................  6,500     15,256
    Econocom Group SA.................................  7,084     66,419
    Elia System Operator SA...........................  2,587    124,763
    Euronav NV........................................  8,197     95,589
    EVS Broadcast Equipment SA........................    766     24,506
    Exmar NV..........................................  2,768     27,039
    Fagron............................................  2,764     20,621
*   Galapagos NV(B07Q2V5).............................  1,286     64,083
*   Galapagos NV(B083BK7).............................    974     48,647

                                     1821

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Gimv NV...........................................    227 $   10,939
    Ion Beam Applications.............................  1,765     59,494
    Kinepolis Group NV................................  1,047     44,353
    Lotus Bakeries....................................     24     45,383
    Melexis NV........................................  1,117     56,135
*   Mobistar SA.......................................  2,853     59,290
#*  Nyrstar NV........................................ 24,034     35,265
    Ontex Group NV....................................  2,383     88,313
    Recticel SA.......................................  2,553     14,677
*   Roularta Media Group NV...........................    455     11,390
    Sipef SA..........................................    540     28,378
*   Telenet Group Holding NV..........................    496     25,819
*   Tessenderlo Chemie NV.............................  2,976     78,812
*   ThromboGenics NV..................................  2,924      9,528
    Umicore SA........................................  6,669    245,188
    Van de Velde NV...................................    433     26,437
*   Viohalco SA.......................................  9,200     13,088
                                                              ----------
TOTAL BELGIUM.........................................         2,182,325
                                                              ----------
CANADA -- (6.3%)
#*  5N Plus, Inc......................................  2,300      2,299
    Absolute Software Corp............................  2,400     11,427
    Acadian Timber Corp...............................    500      6,421
*   Advantage Oil & Gas, Ltd.......................... 16,379     89,442
    Aecon Group, Inc..................................  5,091     52,731
#   Ag Growth International, Inc......................  1,006     20,481
    AGF Management, Ltd. Class B......................  7,733     25,999
    AGT Food & Ingredients, Inc.......................  1,730     43,370
    Aimia, Inc........................................ 11,200     74,832
    AirBoss of America Corp...........................  2,200     27,953
    AKITA Drilling, Ltd. Class A......................  1,200      5,568
*   Alacer Gold Corp.................................. 19,885     30,944
    Alamos Gold, Inc. Class A......................... 21,890     71,408
#   Alaris Royalty Corp...............................    900     15,271
    Algonquin Power & Utilities Corp.................. 13,049    107,119
#   Altius Minerals Corp..............................  1,000      5,889
    Altus Group, Ltd..................................  2,300     29,290
*   Amaya, Inc........................................  2,200     23,541
*   Argonaut Gold, Inc................................  9,592      7,326
*   Asanko Gold, Inc..................................  2,901      4,162
#*  Athabasca Oil Corp................................ 13,445     14,204
*   ATS Automation Tooling Systems, Inc...............  7,560     57,419
*   AuRico Metals, Inc................................  9,625      3,985
#   AutoCanada, Inc...................................  1,300     18,448
#*  Avigilon Corp.....................................  3,800     35,534
    Axia NetMedia Corp................................  4,000      8,195
#*  B2Gold Corp....................................... 53,814     41,103
#   Badger Daylighting, Ltd...........................  1,800     30,979
#*  Ballard Power Systems, Inc........................  3,700      4,965
*   Bankers Petroleum, Ltd............................ 32,396     20,581
#*  Bellatrix Exploration, Ltd........................ 11,156     13,697
*   Birchcliff Energy, Ltd............................  7,200     25,852
    Bird Construction, Inc............................  3,138     25,894

                                     1822

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Black Diamond Group, Ltd..........................  2,510 $ 10,266
#*  BlackPearl Resources, Inc......................... 31,370   13,212
#   BMTC Group, Inc...................................    850    8,131
    Bonavista Energy Corp.............................  9,378   12,853
    Bonterra Energy Corp..............................  2,261   26,162
    Boralex, Inc. Class A.............................  2,200   23,996
*   Boulder Energy, Ltd...............................  4,850    5,435
*   BRP, Inc..........................................  2,600   28,804
#   Calfrac Well Services, Ltd........................  5,244    5,428
    Canaccord Genuity Group, Inc......................  9,250   32,684
#*  Canacol Energy, Ltd...............................  8,550   15,990
#   Canadian Energy Services & Technology Corp........ 14,133   39,446
#   Canadian Western Bank.............................  4,716   77,293
    Canam Group, Inc..................................  3,600   33,741
#   Canexus Corp...................................... 23,272   20,599
*   Canfor Corp.......................................  3,000   33,557
    Canfor Pulp Products, Inc.........................  3,143   22,391
    Canyon Services Group, Inc........................  5,900   18,068
    Capital Power Corp................................  4,880   65,629
    Capstone Infrastructure Corp...................... 10,094   34,730
*   Capstone Mining Corp.............................. 29,312    7,428
    Cascades, Inc.....................................  7,385   55,457
    Cathedral Energy Services, Ltd....................    511      130
*   Celestica, Inc....................................  6,395   57,975
    Centerra Gold, Inc................................ 13,811   62,898
*   Cequence Energy, Ltd.............................. 13,468    2,788
*   China Gold International Resources Corp., Ltd.....  9,700   13,571
*   Chinook Energy, Inc...............................  6,624    2,104
    Cineplex, Inc.....................................  3,452  120,496
    Clearwater Seafoods, Inc..........................  1,700   13,858
    Cogeco Communications, Inc........................  1,154   52,103
    Cogeco, Inc.......................................    400   15,290
    Colliers International Group, Inc.................  2,646  114,989
    COM DEV International, Ltd........................  4,500   19,723
    Computer Modelling Group, Ltd.....................  7,062   46,882
#*  Copper Mountain Mining Corp....................... 12,235    3,668
    Corby Spirit and Wine, Ltd........................    900   11,821
*   Corridor Resources, Inc...........................  2,900      849
#   Corus Entertainment, Inc. Class B.................  6,396   44,424
    Cott Corp.........................................  9,010   92,424
*   Crew Energy, Inc.................................. 13,428   36,999
*   Delphi Energy Corp................................ 16,088    8,958
#*  Denison Mines Corp................................ 20,344    9,294
*   Descartes Systems Group, Inc. (The)...............  5,100   90,795
*   Detour Gold Corp..................................  9,924  120,712
    DirectCash Payments, Inc..........................    100      775
    Dominion Diamond Corp.............................  4,954   52,868
    Dorel Industries, Inc. Class B....................  2,700   53,098
#*  Dundee Precious Metals, Inc.......................  8,155    6,229
    E-L Financial Corp., Ltd..........................    104   50,148
#*  Eastern Platinum, Ltd.............................  3,990    2,150
    Enbridge Income Fund Holdings, Inc................  3,595   75,113

                                     1823

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
*   Endeavour Mining Corp.............................  1,831 $ 11,190
#*  Endeavour Silver Corp.............................  7,916    9,832
    EnerCare, Inc.....................................  5,149   58,514
    Enerflex, Ltd.....................................  6,568   60,246
#*  Energy Fuels, Inc.................................    331      779
    Enerplus Corp.....................................  9,600   30,426
    Enghouse Systems, Ltd.............................  1,900   81,525
    Ensign Energy Services, Inc.......................  8,200   38,808
    Equitable Group, Inc..............................    600   22,267
*   Essential Energy Services Trust................... 11,693    4,507
    Evertz Technologies, Ltd..........................  3,700   46,749
#   Exchange Income Corp..............................    743   12,665
    Exco Technologies, Ltd............................  2,400   24,995
#   Extendicare, Inc..................................  9,010   59,171
    Fiera Capital Corp................................  1,900   14,431
#*  First Majestic Silver Corp........................ 13,200   39,575
    FirstService Corp.................................  2,646  101,031
*   Fortuna Silver Mines, Inc......................... 15,900   40,405
#   Genworth MI Canada, Inc...........................  2,070   35,803
    Gibson Energy, Inc................................  8,625   95,614
    Glacier Media, Inc................................  1,800      989
    Gluskin Sheff + Associates, Inc...................  3,294   46,157
    GMP Capital, Inc..................................  2,541    7,364
*   Golden Star Resources, Ltd........................ 13,100    2,525
*   Gran Tierra Energy, Inc........................... 18,587   42,457
    Granite Oil Corp..................................  3,233   18,278
*   Great Canadian Gaming Corp........................  4,300   54,790
*   Great Panther Silver, Ltd.........................  9,200    4,728
*   Guyana Goldfields, Inc............................  3,229    8,459
*   Heroux-Devtek, Inc................................  2,400   21,757
    High Liner Foods, Inc.............................    800    8,777
#   Home Capital Group, Inc...........................  4,200   86,225
#   Horizon North Logistics, Inc......................  8,717   11,387
    HudBay Minerals, Inc.............................. 15,707   30,945
*   IAMGOLD Corp...................................... 30,000   43,686
*   IMAX Corp.........................................  4,095  127,191
*   Imperial Metals Corp..............................  5,000   16,204
#   Innergex Renewable Energy, Inc....................  6,310   52,790
*   Interfor Corp.....................................  5,200   40,274
*   International Tower Hill Mines, Ltd...............  1,260      283
    Intertape Polymer Group, Inc......................  5,844   67,580
#*  Ithaca Energy, Inc................................ 31,528    9,565
#   Just Energy Group, Inc............................ 10,855   72,139
    K-Bro Linen, Inc..................................    300   10,755
*   Kelt Exploration, Ltd.............................  1,500    4,154
    Killam Apartment Real Estate Investment Trust.....  5,329   41,387
*   Kingsway Financial Services, Inc..................    600    2,523
*   Kinross Gold Corp................................. 10,200   16,819
*   Kirkland Lake Gold, Inc...........................  5,200   18,522
*   Knight Therapeutics, Inc..........................  4,310   20,829
*   Lake Shore Gold Corp.............................. 34,900   31,639
    Laurentian Bank of Canada.........................  2,800   95,339
    Leon's Furniture, Ltd.............................  2,400   23,796

                                     1824

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#*  Lightstream Resources, Ltd........................ 22,801 $  5,534
#   Liquor Stores N.A., Ltd...........................  2,666   14,159
#   Long Run Exploration, Ltd......................... 20,937    4,782
    Lucara Diamond Corp............................... 25,900   42,523
    MacDonald Dettwiler & Associates, Ltd.............  1,372   85,254
    Major Drilling Group International, Inc...........  6,773   25,818
#   Manitoba Telecom Services, Inc....................  3,332   71,782
    Maple Leaf Foods, Inc.............................  6,540  106,534
    Martinrea International, Inc......................  6,733   45,419
*   Maxim Power Corp..................................  1,300    2,803
    Medical Facilities Corp...........................  3,200   31,865
*   Mitel Networks Corp...............................  4,780   34,872
    Morneau Shepell, Inc..............................  3,901   40,767
    MTY Food Group, Inc...............................  1,000   22,057
#   Mullen Group, Ltd.................................  7,051   75,599
*   Nautilus Minerals, Inc............................  5,100    1,038
    Nevsun Resources, Ltd............................. 16,235   44,154
    New Flyer Industries, Inc.........................  5,010   95,415
*   New Gold, Inc..................................... 21,148   52,081
    Newalta Corp......................................  5,065   10,196
    Norbord, Inc......................................  2,710   47,320
    North American Energy Partners, Inc...............  1,500    2,527
    North West Co., Inc. (The)........................  4,181   91,117
#*  Northern Dynasty Minerals, Ltd....................  2,375      644
#   Northland Power, Inc..............................  8,254  114,539
#*  Novagold Resources, Inc........................... 12,550   52,855
*   NuVista Energy, Ltd............................... 11,660   37,455
    OceanaGold Corp................................... 30,853   63,649
    Osisko Gold Royalties, Ltd........................    994   10,100
*   Ovivo, Inc. Class A...............................    781    1,160
*   Painted Pony Petroleum, Ltd.......................  9,134   27,384
#   Pan American Silver Corp..........................  9,758   64,779
*   Parex Resources, Inc.............................. 11,740   77,350
#   Parkland Fuel Corp................................  4,559   72,246
    Pason Systems, Inc................................  6,503   83,231
#   Pengrowth Energy Corp............................. 35,612   29,742
#   PHX Energy Services Corp..........................  3,600    3,855
#   Pizza Pizza Royalty Corp..........................  1,000    9,037
#*  Polymet Mining Corp............................... 10,894    8,088
    Precision Drilling Corp........................... 15,590   53,083
    Premium Brands Holdings Corp......................  1,330   39,874
*   Pretium Resources, Inc............................  4,400   18,751
#*  Primero Mining Corp............................... 19,303   48,088
*   QLT, Inc..........................................  5,800   14,553
#*  Questerre Energy Corp. Class A....................  6,950      868
    Reitmans Canada, Ltd. Class A.....................  4,500   12,849
    Richelieu Hardware, Ltd...........................  1,000   48,283
*   RMP Energy, Inc................................... 11,827   12,833
#   Rogers Sugar, Inc.................................  5,100   15,217
    RONA, Inc......................................... 10,485   92,059
#*  Rubicon Minerals Corp.............................  8,300      178
#   Russel Metals, Inc................................  5,700   63,962
#*  Sabina Gold & Silver Corp.........................  5,619    2,607

                                     1825

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#*  Sandstorm Gold, Ltd...............................  7,400 $ 16,851
    Sandvine Corp..................................... 13,900   34,529
#   Savanna Energy Services Corp...................... 10,182    8,649
    Secure Energy Services, Inc.......................  6,124   32,742
*   SEMAFO, Inc....................................... 29,100   72,703
    ShawCor, Ltd......................................  4,801  103,669
    Sherritt International Corp....................... 27,937   13,960
    Sienna Senior Living, Inc.........................  1,171   13,374
#*  Sierra Wireless, Inc..............................  3,100   46,227
*   Silver Standard Resources, Inc....................  6,506   28,329
#*  Sprott Resource Corp..............................  6,554    1,965
#   Sprott, Inc....................................... 12,583   17,246
*   St Andrew Goldfields, Ltd......................... 13,300    4,272
    Stantec, Inc......................................  4,600  112,102
    Stella-Jones, Inc.................................  4,000  120,865
    Stuart Olson, Inc.................................  1,045    4,080
#   Student Transportation, Inc.......................  5,497   19,423
*   SunOpta, Inc......................................  4,443   26,324
    Superior Plus Corp................................  7,514   55,943
#   Surge Energy, Inc................................. 19,006   29,983
    Tahoe Resources, Inc..............................  8,129   63,133
*   Taseko Mines, Ltd................................. 16,000    6,053
#*  Tembec, Inc.......................................  1,115      740
*   Teranga Gold Corp.................................  1,000      286
*   Thompson Creek Metals Co., Inc.................... 14,933    2,345
*   Timminco, Ltd.....................................  6,400        5
#*  Timmins Gold Corp.................................  6,306      855
    TMX Group, Ltd....................................  1,733   50,299
    TORC Oil & Gas, Ltd...............................  8,774   33,947
*   Torex Gold Resources, Inc......................... 18,100   16,280
    Toromont Industries, Ltd..........................  6,151  124,961
    Torstar Corp. Class B.............................  4,700    7,851
    Total Energy Services, Inc........................  1,737   17,793
    TransAlta Corp.................................... 14,000   49,168
#   TransAlta Renewables, Inc.........................  4,936   35,164
    Transcontinental, Inc. Class A....................  5,005   65,881
    TransForce, Inc...................................  3,851   57,728
#   TransGlobe Energy Corp............................  6,000    8,566
#*  Trican Well Service, Ltd.......................... 20,324   24,518
#*  Trilogy Energy Corp...............................  5,469   13,820
    Trinidad Drilling, Ltd............................ 17,364   24,294
*   TVA Group, Inc. Class B...........................  1,200    3,855
    Uni-Select, Inc...................................  1,100   47,584
#   Valener, Inc......................................  3,700   50,710
#   Wajax Corp........................................  1,263   14,055
*   Wesdome Gold Mines, Ltd...........................  3,085    2,929
    Western Energy Services Corp......................  4,624   12,279
    Western Forest Products, Inc...................... 24,430   36,447
    Westjet Airlines, Ltd.............................  1,600   21,609
#*  Westport Innovations, Inc.........................  4,800    9,251
    Westshore Terminals Investment Corp...............  3,842   35,954
    Whistler Blackcomb Holdings, Inc..................  3,600   57,537
    Wi-Lan, Inc....................................... 10,900   11,982

                                     1826

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Winpak, Ltd.......................................   2,400 $   76,734
*   Xtreme Drilling & Coil Services Corp..............   1,900      2,265
    Yamana Gold, Inc..................................  37,721     64,892
*   Yellow Pages, Ltd.................................     640      7,264
    Zenith Epigenetics Corp...........................   1,300         75
                                                               ----------
TOTAL CANADA..........................................          8,414,887
                                                               ----------
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd......... 216,000      3,486
*   Hanfeng Evergreen, Inc............................   2,400        222
*   HNA International Investment Holdings, Ltd........ 210,000      8,960
    Nexteer Automotive Group, Ltd.....................  21,000     21,797
                                                               ----------
TOTAL CHINA...........................................             34,465
                                                               ----------
DENMARK -- (1.9%)
    ALK-Abello A.S....................................     378     52,298
    Alm Brand A.S.....................................   7,780     52,114
#   Ambu A.S. Class B.................................   1,479     45,898
#*  Bang & Olufsen A.S................................   2,970     31,329
*   Bavarian Nordic A.S...............................   1,620     67,943
#*  D/S Norden A.S....................................   2,352     31,358
    DFDS A.S..........................................   3,765    133,609
#   FLSmidth & Co. A.S................................   3,408    119,525
*   Genmab A.S........................................   2,467    309,798
    GN Store Nord A.S.................................   7,090    132,734
*   H Lundbeck A.S....................................   2,012     65,351
    IC Group A.S......................................     310      9,996
*   Jyske Bank A.S....................................   4,459    195,800
    Matas A.S.........................................     633     11,962
    NKT Holding A.S...................................   1,810    100,618
    Nordjyske Bank A.S................................     422      6,396
*   Parken Sport & Entertainment A.S..................     400      3,340
    PER Aarsleff A.S. Class B.........................     187     57,335
    Ringkjoebing Landbobank A.S.......................     346     71,955
    Rockwool International A.S. Class A...............      88     13,094
    Rockwool International A.S. Class B...............     664    100,595
    Royal Unibrew A.S.................................   3,200    134,171
*   Santa Fe Group A.S................................   1,200     11,372
    Schouw & Co.......................................   1,317     77,809
    SimCorp A.S.......................................   2,317    113,680
    Solar A.S. Class B................................     268     15,141
    Spar Nord Bank A.S................................   7,042     57,952
    Sydbank A.S.......................................   4,651    135,808
    TDC A.S...........................................   6,078     26,102
*   TK Development A.S................................   5,947      6,223
*   Topdanmark A.S....................................   4,103    104,269
    Tryg A.S..........................................   3,370     64,438
    United International Enterprises..................     127     18,288
*   Vestjysk Bank A.S.................................     725        831
*   William Demant Holding A.S........................   1,212    106,839

                                     1827

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
DENMARK -- (Continued)
#*  Zealand Pharma A.S................................     93 $    1,721
                                                              ----------
TOTAL DENMARK.........................................         2,487,692
                                                              ----------
FINLAND -- (2.4%)
    Ahlstrom Oyj......................................  1,260     10,260
    Aktia Bank Oyj....................................  1,849     20,192
    Alma Media Oyj....................................  4,469     16,482
    Amer Sports Oyj...................................  9,341    255,676
    Aspo Oyj..........................................  2,685     20,260
#   BasWare Oyj.......................................    944     33,283
    Cargotec Oyj Class B..............................  2,714     86,515
    Caverion Corp.....................................  6,102     58,141
    Citycon Oyj....................................... 22,615     53,971
    Cramo Oyj.........................................  2,518     48,429
    Elisa Oyj.........................................  9,007    326,226
    F-Secure Oyj......................................  5,200     14,212
*   Finnair Oyj.......................................  6,835     36,638
    Fiskars Oyj Abp...................................  3,172     61,422
    HKScan Oyj Class A................................  1,550      5,915
    Huhtamaki Oyj.....................................  7,365    260,349
    Kemira Oyj........................................  7,312     82,839
#   Kesko Oyj Class A.................................  1,487     56,216
    Kesko Oyj Class B.................................  4,716    189,207
#   Konecranes Oyj....................................  3,486     77,363
    Lassila & Tikanoja Oyj............................  2,180     40,935
*   Lemminkainen Oyj..................................    590      8,307
    Metsa Board Oyj................................... 15,332    102,532
    Metso Oyj.........................................  3,987     82,268
    Munksjo Oyj.......................................    697      5,988
    Nokian Renkaat Oyj................................  6,746    229,365
    Olvi Oyj Class A..................................  1,278     30,833
*   Oriola-KD Oyj Class B.............................  9,036     41,068
    Orion Oyj Class A.................................  2,683     86,644
    Orion Oyj Class B.................................  5,629    185,713
#*  Outokumpu Oyj..................................... 15,138     37,216
#   Outotec Oyj....................................... 10,098     39,677
#   PKC Group Oyj.....................................  2,465     38,278
    Ponsse Oy.........................................  1,180     23,248
*   Poyry Oyj.........................................  3,314     12,568
    Raisio Oyj Class V................................  9,632     43,011
    Ramirent Oyj......................................  5,266     35,201
    Rapala VMC Oyj....................................  1,900      9,350
#   Sanoma Oyj........................................ 10,553     48,755
    Sponda Oyj........................................  9,113     37,274
*   Stockmann Oyj Abp.................................  1,299      9,909
*   Stockmann Oyj Abp Class B.........................  2,495     19,168
*   Talvivaara Mining Co. P.L.C....................... 22,722        140
    Technopolis Oyj................................... 11,111     43,893
    Tieto Oyj.........................................  3,276     88,199
    Tikkurila Oyj.....................................  3,326     56,410
    Uponor Oyj........................................  4,164     64,065
    Vaisala Oyj Class A...............................    700     18,105

                                     1828

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    YIT Oyj...........................................  9,771 $   52,056
                                                              ----------
TOTAL FINLAND.........................................         3,203,772
                                                              ----------
FRANCE -- (4.5%)
#*  Air France-KLM.................................... 11,075     88,930
    Akka Technologies.................................    402     11,565
    Albioma SA........................................  1,336     18,797
    Altamir...........................................    960     10,463
    Alten SA..........................................  1,558     87,696
    Altran Technologies SA............................ 11,720    148,006
    April SA..........................................  1,417     18,823
    Arkema SA.........................................  3,373    210,681
    Assystem..........................................    808     19,612
    Axway Software SA.................................    500     12,624
#   Beneteau SA.......................................  4,056     49,276
    BioMerieux........................................    825    103,750
    Boiron SA.........................................    603     45,460
    Bonduelle SCA.....................................  1,088     28,282
#   Bourbon SA........................................  1,115     14,524
    Burelle SA........................................     18     15,492
*   Cegedim SA........................................     83      2,479
    Cegid Group SA....................................    250     13,569
#*  CGG SA............................................  7,340      6,159
*   Derichebourg SA...................................  7,894     25,011
    Edenred...........................................  8,930    168,016
    Eiffage SA........................................  3,144    215,920
    Electricite de Strasbourg SA......................    132     14,289
    Elior.............................................  2,953     59,331
#*  Eramet............................................    664     14,432
*   Esso SA Francaise.................................    197      9,400
#*  Etablissements Maurel et Prom.....................  5,116     15,268
    Euler Hermes Group................................    922     78,843
    Eurofins Scientific SE............................    581    190,605
    Euronext NV.......................................  1,918     92,978
    Faiveley Transport SA.............................    702     69,994
    Faurecia..........................................  3,901    141,700
    Fimalac...........................................    506     42,242
*   Futuren SA........................................  1,674        928
*   GameLoft SE.......................................  5,457     29,951
    Gaumont SA........................................    129      7,656
    Gaztransport Et Technigaz SA......................    968     36,196
    GL Events.........................................    619     10,807
    Groupe Crit.......................................    231     12,559
*   Groupe Fnac SA....................................    853     48,927
    Guerbet...........................................    488     40,029
    Haulotte Group SA.................................  1,014     15,208
    Havas SA.......................................... 11,054     88,080
    Herige SADCS......................................    186      3,832
    Imerys SA.........................................  1,912    118,325
    Interparfums SA...................................    518     12,494
    Ipsen SA..........................................  2,284    131,649
    IPSOS.............................................  2,606     53,441
    Jacquet Metal Service.............................    672      9,101

                                     1829

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
FRANCE -- (Continued)
    Korian SA.........................................  2,757 $ 93,298
    Lagardere SCA.....................................  8,092  229,957
    Laurent-Perrier...................................    195   17,266
    Lectra............................................  1,418   18,152
    LISI..............................................  2,061   50,493
    Manitou BF SA.....................................  1,600   28,574
    Manutan International.............................    508   28,212
    Mersen............................................  1,047   15,198
    Metropole Television SA...........................  3,670   58,510
#*  Naturex...........................................    484   37,713
#   Neopost SA........................................  2,327   55,691
*   Nexans SA.........................................  3,061  117,218
    Nexity SA.........................................  2,492  112,788
*   NRJ Group.........................................  2,200   23,069
    Orpea.............................................  2,368  187,449
*   Parrot SA.........................................    570   12,771
*   Pierre & Vacances SA..............................    387   12,117
    Plastic Omnium SA.................................  3,726  121,661
#   Rallye SA.........................................  1,932   29,569
*   Recylex SA........................................  1,500    4,103
    Rexel SA.......................................... 11,012  130,412
    Rothschild & Co...................................    165    3,815
    Rubis SCA.........................................  2,507  187,566
    Saft Groupe SA....................................  2,990   78,155
    Samse SA..........................................    132   16,017
    Sartorius Stedim Biotech..........................    306  111,597
    Savencia SA.......................................    669   42,405
    SEB SA............................................  1,479  144,397
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................    283   10,004
    Societe Television Francaise 1....................  8,040   90,420
#*  SOITEC............................................ 23,083   13,525
#*  Solocal Group.....................................  3,303   22,360
    Somfy SA..........................................    212   72,298
    Sopra Steria Group................................  1,069  115,878
*   Stallergenes Greer P.L.C..........................    209    6,236
#*  Ste Industrielle d'Aviation Latecoere SA..........  4,872   19,202
    Stef SA...........................................    287   19,079
    STMicroelectronics NV.............................  2,388   15,601
    Synergie SA.......................................    659   17,252
    Tarkett SA........................................    496   13,181
    Technicolor SA.................................... 17,993  127,864
    Technip SA........................................  2,837  132,189
    Teleperformance...................................  3,757  313,016
    TFF Group.........................................     12    1,260
    Thermador Groupe..................................    157   14,735
    Total Gabon.......................................     25    3,643
    Trigano SA........................................  1,363   86,069
*   UBISOFT Entertainment.............................  6,345  174,283
#*  Valneva SE........................................  1,226    4,333
    Vicat SA..........................................  1,332   71,957
    VIEL & Cie SA.....................................  4,347   15,567
    Vilmorin & Cie SA.................................    497   35,134

                                     1830

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Virbac SA.........................................    239 $   43,906
                                                              ----------
TOTAL FRANCE..........................................         6,070,565
                                                              ----------
GERMANY -- (5.4%)
    Aareal Bank AG....................................  4,094    112,035
*   ADVA Optical Networking SE........................  3,107     29,333
#*  AIXTRON SE........................................  8,383     30,330
    Amadeus Fire AG...................................    465     33,474
    Aurubis AG........................................  2,557    104,250
    Axel Springer SE..................................  2,531    131,795
    Balda AG..........................................    916      2,477
    Bauer AG..........................................    422      6,466
#   BayWa AG..........................................  1,355     39,682
    Bechtle AG........................................    986     87,048
#   Bertrandt AG......................................    351     38,852
    Bijou Brigitte AG.................................    274     16,610
#   Bilfinger SE......................................  2,513    110,927
    Biotest AG........................................  1,179     19,324
    Borussia Dortmund GmbH & Co. KGaA.................  8,179     34,953
    CANCOM SE.........................................  1,419     62,670
    Carl Zeiss Meditec AG.............................  2,614     77,272
    CENTROTEC Sustainable AG..........................  1,248     17,159
    Cewe Stiftung & Co. KGAA..........................    476     25,295
    Comdirect Bank AG.................................  2,500     27,467
    CompuGroup Medical AG.............................  2,314     93,064
*   Constantin Medien AG..............................  3,300      6,838
    CTS Eventim AG & Co. KGaA.........................  2,188     80,488
    Delticom AG.......................................    212      4,166
    Deutsche Beteiligungs AG..........................    329      9,799
    Deutsche EuroShop AG..............................  2,372    101,468
    Deutz AG..........................................  7,018     22,845
*   Dialog Semiconductor P.L.C........................  4,518    138,220
    DIC Asset AG......................................  1,918     18,636
#   DMG Mori AG.......................................  2,097     83,836
#   Drillisch AG......................................  2,679    110,228
    Duerr AG..........................................  1,588    107,531
    Elmos Semiconductor AG............................    624      9,508
    ElringKlinger AG..................................  2,610     66,015
    Fielmann AG.......................................  1,483    111,895
    Fraport AG Frankfurt Airport Services Worldwide...  1,512     91,705
    Freenet AG........................................  8,771    272,760
    Fuchs Petrolub SE.................................  1,824     64,558
    Gerresheimer AG...................................  1,966    139,684
#   Gerry Weber International AG......................  2,328     31,124
    Gesco AG..........................................    111      8,201
    GFK SE............................................  1,560     47,384
    GFT Technologies SE...............................  1,914     57,320
    Grammer AG........................................  1,330     39,082
    Grenkeleasing AG..................................    405     77,934
    Hamburger Hafen und Logistik AG...................  2,121     29,476
#*  Heidelberger Druckmaschinen AG.................... 17,995     35,721
    Hochtief AG.......................................    571     52,445

                                     1831

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Hornbach Baumarkt AG..............................   478  $ 13,294
    Indus Holding AG.................................. 2,104    96,092
    Isra Vision AG....................................   280    18,334
    Jenoptik AG....................................... 5,015    67,597
    K+S AG............................................ 3,105    65,641
    KION Group AG..................................... 2,816   139,016
#   Kloeckner & Co. SE................................ 8,318    72,090
*   Koenig & Bauer AG................................. 1,126    34,248
#*  Kontron AG........................................ 3,829    13,797
    Krones AG......................................... 1,070   115,360
    KSB AG............................................    31    12,054
#   KUKA AG........................................... 1,857   142,768
    KWS Saat SE.......................................   187    52,056
#   Lanxess AG........................................ 6,091   251,480
    LEG Immobilien AG................................. 3,122   253,420
    Leoni AG.......................................... 2,277    79,507
#   LPKF Laser & Electronics AG....................... 1,968    14,460
#*  Manz AG...........................................   281     9,103
    MLP AG............................................ 3,534    11,645
    MTU Aero Engines AG............................... 2,855   262,121
    Nemetschek AG..................................... 2,828   129,805
*   Nordex SE......................................... 4,088   132,499
    Norma Group SE.................................... 1,997   100,036
    Osram Licht AG.................................... 4,218   188,319
*   Patrizia Immobilien AG............................ 2,712    69,328
    Pfeiffer Vacuum Technology AG.....................   952    87,711
#   PNE Wind AG....................................... 6,074    12,295
    Puma SE...........................................   210    42,458
*   QIAGEN NV......................................... 9,651   220,473
#   QSC AG............................................ 8,683    14,044
    Rational AG.......................................   178    79,825
    Rheinmetall AG.................................... 2,860   204,347
    RHOEN-KLINIKUM AG................................. 3,558   103,327
    SAF-Holland SA.................................... 2,801    32,432
    Salzgitter AG..................................... 1,976    42,207
    Schaltbau Holding AG..............................   277    15,327
#*  SGL Carbon SE..................................... 3,415    34,875
    SHW AG............................................   529    12,795
#   Sixt SE........................................... 1,196    55,532
#*  SMA Solar Technology AG........................... 1,123    55,445
    Software AG....................................... 3,599   121,759
*   Solarworld AG.....................................    26       237
    Stada Arzneimittel AG............................. 4,467   154,758
    STRATEC Biomedical AG.............................   474    27,833
#   Stroeer SE........................................ 1,864   109,695
    Suedzucker AG..................................... 5,698    86,190
*   Suess MicroTec AG.................................   651     6,302
    Surteco SE........................................   689    14,893
#   TAG Immobilien AG................................. 6,218    73,200
    Takkt AG.......................................... 2,567    47,668
    Technotrans AG....................................   637    12,335
    TLG Immobilien AG.................................   200     3,816
#*  Tom Tailor Holding AG.............................   856     4,162

                                     1832

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
GERMANY -- (Continued)
*   Vossloh AG........................................       724 $   41,508
    VTG AG............................................       666     19,004
    Wacker Chemie AG..................................       901     65,950
    Wacker Neuson SE..................................     2,250     31,853
    Washtec AG........................................       509     15,097
*   Wincor Nixdorf AG.................................     1,671     84,730
    XING AG...........................................       282     54,013
    Zeal Network SE...................................       472     17,193
                                                                 ----------
TOTAL GERMANY.........................................            7,268,709
                                                                 ----------
HONG KONG -- (2.9%)
    Alco Holdings, Ltd................................    68,000     21,372
    Allied Group, Ltd.................................    13,600     58,684
    Allied Properties HK, Ltd.........................   219,416     37,454
*   Apac Resources, Ltd...............................    65,694        545
    APT Satellite Holdings, Ltd.......................    43,500     31,838
#   Asia Financial Holdings, Ltd......................    54,874     19,884
    Asia Satellite Telecommunications Holdings, Ltd...    11,500     14,674
    Asia Standard International Group, Ltd............    24,940      3,944
#   ASM Pacific Technology, Ltd.......................    13,100     95,384
    Associated International Hotels, Ltd..............    28,000     71,937
    BEP International Holdings, Ltd...................   270,000     23,865
    Bonjour Holdings, Ltd.............................    61,600      2,875
    Bright Smart Securities & Commodities Group, Ltd..     6,000      1,619
    Brightoil Petroleum Holdings, Ltd.................   109,000     32,401
#*  Brockman Mining, Ltd..............................   256,330      3,659
    Cafe de Coral Holdings, Ltd.......................    22,000     60,567
    Century City International Holdings, Ltd..........    43,340      2,581
*   Champion Technology Holdings, Ltd.................    88,591      1,199
    Chen Hsong Holdings...............................    30,000      6,358
    Chevalier International Holdings, Ltd.............     4,000      5,862
*   China Energy Development Holdings, Ltd............   162,000      2,212
#*  China Public Procurement, Ltd..................... 1,164,000     22,220
#*  China Smarter Energy Group Holdings, Ltd..........   300,000     34,669
#*  China Strategic Holdings, Ltd.....................   551,250     12,156
    Chow Sang Sang Holdings International, Ltd........    27,000     40,482
    Chu Kong Shipping Enterprise Group Co., Ltd.......    24,000      6,709
    CITIC Telecom International Holdings, Ltd.........   139,000     48,172
    CK Life Sciences Int'l Holdings, Inc..............   352,000     27,871
*   Convoy Financial Holdings, Ltd....................   516,000     21,830
*   CP Lotus Corp.....................................   290,000      6,053
    Cross-Harbour Holdings, Ltd. (The)................    30,658     37,498
    CSI Properties, Ltd...............................    89,543      2,443
*   CST Mining Group, Ltd............................. 2,064,000     20,214
    Dah Sing Banking Group, Ltd.......................    38,528     60,866
    Dah Sing Financial Holdings, Ltd..................    13,006     60,967
    Dickson Concepts International, Ltd...............    14,500      4,264
*   EganaGoldpfeil Holdings, Ltd......................    85,130         --
    Emperor Capital Group, Ltd........................   144,000     11,534
    Emperor Entertainment Hotel, Ltd..................    40,000      7,144
#   Emperor International Holdings, Ltd...............   100,333     16,092
    Emperor Watch & Jewellery, Ltd....................   210,000      4,259
#   Esprit Holdings, Ltd..............................   121,250    125,376

                                     1833

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
#   Fairwood Holdings, Ltd............................     5,000 $ 14,580
    Far East Consortium International, Ltd............    95,560   30,713
    FIH Mobile, Ltd...................................   164,000   58,688
    First Pacific Co., Ltd............................    90,000   62,406
    Fountain SET Holdings, Ltd........................    28,000    2,972
    G-Resources Group, Ltd............................ 2,118,000   49,908
#*  GCL New Energy Holdings, Ltd......................   280,000   13,806
    Get Nice Holdings, Ltd............................   651,000   23,251
#   Giordano International, Ltd.......................    86,000   34,381
*   Global Brands Group Holding, Ltd..................   496,000   75,518
    Glorious Sun Enterprises, Ltd.....................    48,000    6,208
*   Grande Holdings, Ltd. (The).......................    28,000      277
    Great Eagle Holdings, Ltd.........................     9,000   25,453
#   Guotai Junan International Holdings, Ltd..........   154,400   40,973
    Haitong International Securities Group, Ltd.......   113,967   57,035
    Hanison Construction Holdings, Ltd................    18,132    2,548
*   Hao Tian Development Group, Ltd...................   343,200   13,473
    Harbour Centre Development, Ltd...................    13,500   22,738
    HKR International, Ltd............................    74,533   31,548
    Hong Kong Aircraft Engineering Co., Ltd...........     2,400   15,258
    Hong Kong Ferry Holdings Co., Ltd.................    12,000   13,319
*   Hong Kong Television Network, Ltd.................    32,239    5,007
    Hongkong & Shanghai Hotels (The)..................    25,500   25,619
#   Hongkong Chinese, Ltd.............................    90,000   13,846
    Hopewell Holdings, Ltd............................    33,666  102,166
#   Hsin Chong Construction Group, Ltd................   214,000   19,139
*   Hua Hong Semiconductor, Ltd.......................     1,000      774
    Hung Hing Printing Group, Ltd.....................    29,815    3,576
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   118,000   37,209
*   Imagi International Holdings, Ltd.................   608,000    8,375
    IT, Ltd...........................................    54,000   13,127
    Johnson Electric Holdings, Ltd....................    21,375   63,370
#   K Wah International Holdings, Ltd.................    90,839   32,463
    Kerry Logistics Network, Ltd......................    27,000   37,373
#*  Ko Yo Chemical Group, Ltd.........................    80,000    4,171
*   Kong Sun Holdings, Ltd............................    75,000    5,449
    Kowloon Development Co., Ltd......................    28,000   22,831
    L'Occitane International SA.......................    14,000   24,491
#   Lai Sun Development Co., Ltd......................   885,416   11,008
    Lifestyle International Holdings, Ltd.............    39,000   48,129
    Lippo China Resources, Ltd........................   586,000   17,340
    Liu Chong Hing Investment, Ltd....................    18,000   19,675
#   Luk Fook Holdings International, Ltd..............    26,000   48,038
    Lung Kee Bermuda Holdings.........................    26,000    6,723
*   Macau Legend Development, Ltd.....................   108,000   13,977
    Magnificent Hotel Investment, Ltd.................   336,000    7,647
    Man Wah Holdings, Ltd.............................    45,200   49,173
#*  Mason Financial Holdings, Ltd.....................   880,000   31,358
#   Melco International Development, Ltd..............    53,000   64,266
*   Midland Holdings, Ltd.............................    60,000   19,999
    Ming Fai International Holdings, Ltd..............    44,000    4,035
#   Miramar Hotel & Investment........................    20,000   33,056
*   Mongolian Mining Corp.............................   171,249      821

                                     1834

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- -------
HONG KONG -- (Continued)
#   NagaCorp, Ltd.....................................  92,000 $56,064
*   New Times Energy Corp., Ltd.......................  34,800     590
#   Newocean Energy Holdings, Ltd..................... 110,000  37,136
    Next Digital, Ltd.................................  38,000   2,095
*   O Luxe Holdings, Ltd..............................  45,000   1,200
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 115,000   8,106
#   Orient Overseas International, Ltd................  19,500  72,640
    Oriental Watch Holdings...........................  14,000   1,689
*   Pacific Andes International Holdings, Ltd......... 126,000   2,364
#   Pacific Basin Shipping, Ltd....................... 157,000  28,665
    Pacific Textiles Holdings, Ltd....................  43,000  63,027
    Paliburg Holdings, Ltd............................  26,000   7,703
#   Paradise Entertainment, Ltd.......................  40,000   5,561
    Pico Far East Holdings, Ltd.......................  96,000  23,437
    Playmates Toys, Ltd...............................  60,000  13,870
*   PME Group, Ltd.................................... 510,000   9,331
    Polytec Asset Holdings, Ltd.......................  30,000   2,625
    Public Financial Holdings, Ltd....................  24,000  10,781
    PYI Corp., Ltd.................................... 169,839   2,608
#   Regal Hotels International Holdings, Ltd..........  29,000  14,741
#   SA SA International Holdings, Ltd................. 114,074  31,002
#   SEA Holdings, Ltd.................................  38,000  74,653
#   Shangri-La Asia, Ltd..............................  88,000  82,435
#   Shenwan Hongyuan HK, Ltd..........................  25,000   9,870
*   Shun Ho Technology Holdings, Ltd..................   5,544   1,750
    Shun Tak Holdings, Ltd............................ 130,000  43,615
    Sing Tao News Corp., Ltd..........................  14,000   2,155
    Singamas Container Holdings, Ltd.................. 132,000  12,294
    SmarTone Telecommunications Holdings, Ltd.........  34,000  52,654
*   SOCAM Development, Ltd............................  28,127  15,526
*   Solomon Systech International, Ltd................  58,000   2,485
    Soundwill Holdings, Ltd...........................   4,000   4,543
    Stella International Holdings, Ltd................  31,000  74,381
    Sun Hung Kai & Co., Ltd...........................  50,464  29,475
    TAI Cheung Holdings, Ltd..........................  25,000  18,565
    Tao Heung Holdings, Ltd...........................  17,000   4,363
    Television Broadcasts, Ltd........................  16,800  58,399
    Texwinca Holdings, Ltd............................  58,000  56,124
*   Titan Petrochemicals Group, Ltd................... 160,000      10
    Transport International Holdings, Ltd.............  30,000  80,018
#   Trinity, Ltd......................................  58,000   6,915
*   TSC Group Holdings, Ltd...........................  39,000   6,067
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  45,000  16,996
*   United Photovoltaics Group, Ltd................... 148,000  10,988
    Upbest Group, Ltd.................................  74,000  17,424
#   Value Partners Group, Ltd.........................  53,000  48,215
    Varitronix International, Ltd.....................  20,009  14,205
    Victory City International Holdings, Ltd..........  36,937   3,385
    Vitasoy International Holdings, Ltd...............  44,000  83,198
    VST Holdings, Ltd.................................  57,600  10,435
    VTech Holdings, Ltd...............................   8,200  82,265
    Wai Kee Holdings, Ltd.............................  52,000  15,923
    Wing On Co. International, Ltd....................  18,000  52,051

                                     1835

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    Wing Tai Properties, Ltd..........................   6,000 $    3,262
    Xinyi Glass Holdings, Ltd......................... 154,000     78,025
    YGM Trading, Ltd..................................   4,000      2,233
                                                               ----------
TOTAL HONG KONG.......................................          3,929,154
                                                               ----------
IRELAND -- (0.6%)
    C&C Group P.L.C...................................  18,373     71,485
    FBD Holdings P.L.C.(4330231)......................   1,355      9,480
    FBD Holdings P.L.C.(0329028)......................   1,308      8,997
    Glanbia P.L.C.....................................   7,132    135,404
    Irish Continental Group P.L.C.(BLP5857)...........   6,015     34,206
    Irish Continental Group P.L.C.(BLP59W1)...........   3,760     20,698
*   Kenmare Resources P.L.C...........................  51,008        387
    Kingspan Group P.L.C.(4491235)....................   3,605     92,831
    Kingspan Group P.L.C.(0492793)....................   5,394    138,614
    Paddy Power P.L.C.(BWXC0Z1).......................     772    116,031
    Paddy Power P.L.C.(BWT6H89).......................     333     49,738
    Smurfit Kappa Group P.L.C.........................   4,588     99,544
                                                               ----------
TOTAL IRELAND.........................................            777,415
                                                               ----------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd....................   2,681      1,114
*   Airport City, Ltd.................................   6,889     61,237
*   Allot Communications, Ltd.........................   3,228     16,089
    Amot Investments, Ltd.............................   3,536     11,404
*   AudioCodes, Ltd...................................   1,200      5,175
*   Cellcom Israel, Ltd...............................   5,134     33,302
*   Clal Biotechnology Industries, Ltd................   4,323      3,374
*   Clal Insurance Enterprises Holdings, Ltd..........   1,159     12,829
*   Compugen, Ltd.....................................   3,299     15,019
    Delek Automotive Systems, Ltd.....................   4,148     36,764
    Delta-Galil Industries, Ltd.......................     357      9,312
    Electra, Ltd......................................      90     11,398
*   EZchip Semiconductor, Ltd.........................   2,235     56,847
    First International Bank Of Israel, Ltd...........   1,950     23,036
    Frutarom Industries, Ltd..........................   1,944     98,435
*   Gilat Satellite Networks, Ltd.....................   1,752      6,256
*   Hadera Paper, Ltd.................................     146      3,937
    Harel Insurance Investments & Financial Services,
      Ltd.............................................   6,624     24,824
*   Israel Discount Bank, Ltd. Class A................  18,996     31,242
    Ituran Location and Control, Ltd..................   1,452     25,991
*   Jerusalem Oil Exploration.........................     820     31,159
*   Kamada, Ltd.......................................   1,265      4,686
    Matrix IT, Ltd....................................   1,899     10,795
*   Mazor Robotics, Ltd...............................   1,564      8,495
*   Mazor Robotics, Ltd. Sponsored ADR................     900      9,261
    Melisron, Ltd.....................................   1,177     37,346
*   Menorah Mivtachim Holdings, Ltd...................   3,053     23,364
    Migdal Insurance & Financial Holding, Ltd.........  34,652     22,705
*   Naphtha Israel Petroleum Corp., Ltd...............   1,752      7,938
*   Nova Measuring Instruments, Ltd...................   1,136     10,430
*   Oil Refineries, Ltd...............................  86,916     35,970

                                     1836

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
ISRAEL -- (Continued)
    Osem Investments, Ltd.............................   1,088 $ 18,205
*   Partner Communications Co., Ltd...................   7,236   32,795
    Paz Oil Co., Ltd..................................     419   65,104
*   Phoenix Holdings, Ltd. (The)......................   4,361    9,028
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     415   18,058
    Shikun & Binui, Ltd...............................   9,961   15,513
*   Shufersal, Ltd....................................   4,123   13,065
    Strauss Group, Ltd................................   2,520   34,856
#*  Tower Semiconductor, Ltd..........................   3,073   38,999
                                                               --------
TOTAL ISRAEL..........................................          935,357
                                                               --------
ITALY -- (3.6%)
    A2A SpA...........................................  77,745   93,224
    ACEA SpA..........................................   3,393   50,432
    Amplifon SpA......................................   9,533   79,918
    Anima Holding SpA.................................   8,963   65,906
    Ansaldo STS SpA...................................  10,015  107,040
*   Arnoldo Mondadori Editore SpA.....................   7,418    6,758
#   Astaldi SpA.......................................   5,928   29,868
*   Autogrill SpA.....................................   7,575   64,381
    Azimut Holding SpA................................   7,759  163,378
#*  Banca Carige SpA..................................  13,880   10,924
    Banca Generali SpA................................   3,372   91,970
    Banca IFIS SpA....................................   1,366   42,847
    Banca Mediolanum SpA..............................   9,961   66,471
    Banca Popolare dell'Emilia Romagna SC.............  36,675  219,892
#*  Banca Popolare dell'Etruria e del Lazio SC........  25,255    2,990
    Banca Popolare di Milano Scarl.................... 330,269  271,150
    Banca Popolare di Sondrio SCARL...................  26,600  102,038
    Banca Profilo SpA.................................  12,870    3,222
    Banco di Desio e della Brianza SpA................   5,000   12,700
*   Banco Popolare SC.................................  18,509  172,403
    Brembo SpA........................................   1,837   75,371
#   Brunello Cucinelli SpA............................   2,157   36,100
    Buzzi Unicem SpA..................................   4,611   69,875
*   Caltagirone Editore SpA...........................   3,000    2,989
*   Carraro SpA.......................................   1,070    1,757
    Cementir Holding SpA..............................   3,618   19,412
    Cerved Information Solutions SpA..................   4,212   34,811
*   CIR-Compagnie Industriali Riunite SpA.............  36,555   35,268
    Credito Emiliano SpA..............................   5,806   38,857
*   Credito Valtellinese SC...........................  95,790   89,172
    Danieli & C Officine Meccaniche SpA...............   1,158   22,465
    Datalogic SpA.....................................   1,800   30,321
    Davide Campari-Milano SpA.........................  19,493  170,998
    De' Longhi SpA....................................   3,720   88,994
    DiaSorin SpA......................................   1,114   58,633
    Ei Towers SpA.....................................   1,471   85,591
    Engineering SpA...................................     287   18,273
    ERG SpA...........................................   6,483   81,343
    Esprinet SpA......................................   2,060   16,768
    Falck Renewables SpA..............................   2,864    2,930
    FinecoBank Banca Fineco SpA.......................   5,121   39,800

                                     1837

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
#*  Geox SpA..........................................   3,764 $   14,592
*   Gruppo Editoriale L'Espresso SpA..................   7,849      7,212
    Hera SpA..........................................  42,702    119,858
*   IMMSI SpA.........................................   8,658      3,220
    Industria Macchine Automatiche SpA................     912     44,586
*   Intek Group SpA...................................  17,854      5,949
    Interpump Group SpA...............................   4,598     58,517
    Iren SpA..........................................  50,122     74,041
    Italcementi SpA...................................  11,076    124,163
    Italmobiliare SpA.................................     273     10,315
*   Landi Renzo SpA...................................   1,740      1,222
#*  Maire Tecnimont SpA...............................   9,016     21,633
    MARR SpA..........................................   3,575     68,535
    Mediaset SpA......................................  52,344    175,715
    Moncler SpA.......................................   5,762     85,430
    Parmalat SpA......................................  14,277     37,094
#   Piaggio & C SpA...................................  11,804     24,815
    Prysmian SpA......................................  12,247    251,984
#*  RCS MediaGroup SpA................................  22,007     13,615
    Recordati SpA.....................................   7,452    184,699
    Reply SpA.........................................     480     63,052
    Sabaf SpA.........................................     217      2,437
    SAES Getters SpA..................................     616      8,295
*   Safilo Group SpA..................................   2,996     32,420
#*  Saipem SpA........................................  15,509      9,613
    Salini Impregilo SpA..............................  18,202     70,871
#   Salvatore Ferragamo SpA...........................   2,957     66,882
*   Saras SpA.........................................  34,552     72,526
    Societa Cattolica di Assicurazioni SCRL...........  11,252     80,130
    Societa Iniziative Autostradali e Servizi SpA.....   5,499     52,170
*   Sogefi SpA........................................   3,015      5,639
    SOL SpA...........................................   2,651     21,053
    Tamburi Investment Partners SpA...................   5,222     17,107
*   Tiscali SpA....................................... 110,959      5,586
#   Tod's SpA.........................................     778     61,572
#   Trevi Finanziaria Industriale SpA.................   6,018     10,068
    Unipol Gruppo Finanziario SpA.....................  31,950    130,909
    Vittoria Assicurazioni SpA........................   2,848     28,293
*   Yoox Net-A-Porter Group SpA.......................   3,036    104,460
    Zignago Vetro SpA.................................   1,896     11,225
                                                               ----------
TOTAL ITALY...........................................          4,858,743
                                                               ----------
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)...............................   4,000     18,567
    Accordia Golf Co., Ltd............................     700      6,477
    Achilles Corp.....................................   6,000      7,260
    Adastria Co., Ltd.................................   1,020     61,329
    ADEKA Corp........................................   5,600     76,299
    Aderans Co., Ltd..................................   1,700      8,519
#   Advantest Corp....................................   5,800     53,974
    Aeon Delight Co., Ltd.............................   1,100     36,268
    Ahresty Corp......................................     700      4,349
    Ai Holdings Corp..................................   1,600     39,084

                                     1838

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Aica Kogyo Co., Ltd...............................  3,000 $ 57,213
    Aichi Bank, Ltd. (The)............................    800   38,367
    Aichi Steel Corp..................................  7,000   27,063
    Aichi Tokei Denki Co., Ltd........................  3,000    7,831
    Aida Engineering, Ltd.............................  4,000   36,449
    Ain Holdings, Inc.................................  1,200   54,526
#   Aiphone Co., Ltd..................................  1,100   17,956
    Aisan Industry Co., Ltd...........................  2,770   26,405
#   Akebono Brake Industry Co., Ltd...................  6,500   13,365
    Akita Bank, Ltd. (The)............................ 15,000   44,463
#   Alpen Co., Ltd....................................    800   13,005
    Alpine Electronics, Inc...........................  3,800   43,309
    Alps Logistics Co., Ltd...........................  1,000   10,732
    Amano Corp........................................  4,200   55,412
    Anest Iwata Corp..................................  3,000   23,635
    Anritsu Corp......................................  7,300   45,235
    AOKI Holdings, Inc................................  3,200   39,802
    Aomori Bank, Ltd. (The)........................... 17,000   50,394
    Aoyama Trading Co., Ltd...........................  3,100  123,397
    Arakawa Chemical Industries, Ltd..................  1,800   16,944
    Arata Corp........................................    400    7,740
    Arcland Sakamoto Co., Ltd.........................  1,500   31,682
    Arcs Co., Ltd.....................................  2,200   44,575
    Ariake Japan Co., Ltd.............................    900   50,456
    Arisawa Manufacturing Co., Ltd....................  5,100   29,481
    Artnature, Inc....................................  1,000    7,577
    As One Corp.......................................    990   34,562
    Asahi Diamond Industrial Co., Ltd.................  4,500   44,603
    Asahi Holdings, Inc...............................  1,400   20,367
    Asahi Intecc Co., Ltd.............................  1,800   82,955
    Asahi Kogyosha Co., Ltd...........................  3,000   10,925
    Asahi Organic Chemicals Industry Co., Ltd.........  3,000    5,290
    Asatsu-DK, Inc....................................  2,100   45,667
#   Ashimori Industry Co., Ltd........................  3,000    4,403
    ASKA Pharmaceutical Co., Ltd......................  2,000   19,915
    ASKUL Corp........................................  1,100   35,472
    Asunaro Aoki Construction Co., Ltd................  1,800   11,099
    Atsugi Co., Ltd................................... 15,000   13,931
    Autobacs Seven Co., Ltd...........................  4,500   78,679
    Avex Group Holdings, Inc..........................  2,100   23,657
    Awa Bank, Ltd. (The).............................. 11,000   60,648
    Axial Retailing, Inc..............................  1,200   38,609
    Azbil Corp........................................  2,200   51,037
    Bando Chemical Industries, Ltd....................  5,000   19,824
    Bank of Iwate, Ltd. (The).........................  1,300   50,786
#   Bank of Nagoya, Ltd. (The)........................  9,000   31,189
    Bank of Okinawa, Ltd. (The).......................  1,300   46,482
    Bank of Saga, Ltd. (The).......................... 16,000   33,098
    Bank of the Ryukyus, Ltd..........................  3,600   46,420
    Belc Co., Ltd.....................................  1,000   37,445
    Belluna Co., Ltd..................................  2,800   14,344
    Benefit One, Inc..................................  1,900   40,600
    Best Denki Co., Ltd...............................  2,500    2,689

                                     1839

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Bic Camera, Inc...................................  4,500 $ 40,489
    BML, Inc..........................................  1,000   30,654
    Bookoff Corp......................................  1,000    8,017
    Broadleaf Co., Ltd................................  1,400   12,951
    Bunka Shutter Co., Ltd............................  2,984   24,544
    C Uyemura & Co., Ltd..............................    400   15,853
    CAC Holdings Corp.................................  1,700   12,627
    Calsonic Kansei Corp.............................. 12,000  105,402
    Canon Electronics, Inc............................  1,500   21,798
    Capcom Co., Ltd...................................  2,200   48,755
    Cawachi, Ltd......................................  1,300   21,888
    Central Glass Co., Ltd............................ 17,000   91,256
    Chiba Kogyo Bank, Ltd. (The)......................  3,200   16,022
    Chiyoda Co., Ltd..................................  1,700   47,318
    Chiyoda Corp......................................  2,000   14,650
    Chiyoda Integre Co., Ltd..........................    600   15,153
    Chofu Seisakusho Co., Ltd.........................  1,800   37,168
    Chori Co., Ltd....................................    500    6,422
    Chudenko Corp.....................................  2,200   47,459
#   Chuetsu Pulp & Paper Co., Ltd.....................  8,000   13,043
*   Chugai Mining Co., Ltd............................  5,000      911
    Chugai Ro Co., Ltd................................  7,000   13,256
    Chugoku Marine Paints, Ltd........................  5,000   34,823
    Chukyo Bank, Ltd. (The)...........................  7,000   12,600
    Chuo Spring Co., Ltd..............................  5,000   11,314
#   Ci:z Holdings Co., Ltd............................  1,400   23,694
    CKD Corp..........................................  4,700   44,045
    Clarion Co., Ltd..................................  6,000   20,835
    Cleanup Corp......................................  2,000   11,926
#   CMIC Holdings Co., Ltd............................    600    7,123
#   CMK Corp..........................................  2,000    5,325
    Coca-Cola East Japan Co., Ltd.....................  2,970   47,927
    Coca-Cola West Co., Ltd...........................  3,300   72,806
    Cocokara fine, Inc................................  2,379   98,889
    COLOPL, Inc.......................................    200    3,865
    Colowide Co., Ltd.................................  2,100   29,368
    Computer Engineering & Consulting, Ltd............  1,500   15,659
    COMSYS Holdings Corp..............................  1,000   14,596
    CONEXIO Corp......................................  1,300   11,586
#*  COOKPAD, Inc......................................  3,000   39,273
    Corona Corp.......................................  1,300   11,518
    Cosel Co., Ltd....................................  1,600   13,234
*   Cosmo Energy Holdings Co., Ltd....................  4,700   51,822
    Create Restaurants Holdings, Inc..................    700   17,701
    Create SD Holdings Co., Ltd.......................  2,400   51,867
#   CROOZ, Inc........................................    600   12,878
    Dai Nippon Toryo Co., Ltd......................... 11,000   21,165
    Dai-Dan Co., Ltd..................................  3,000   18,712
    Dai-ichi Seiko Co., Ltd...........................  1,400   16,922
    Daibiru Corp......................................  2,900   23,316
    Daido Metal Co., Ltd..............................  3,000   24,399
    Daido Steel Co., Ltd.............................. 13,000   54,046
    Daifuku Co., Ltd..................................  5,400   90,167

                                     1840

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Daihen Corp....................................... 11,000 $57,986
    Daiho Corp........................................  8,000  37,822
    Daiichi Jitsugyo Co., Ltd.........................  4,000  17,697
    Daiichikosho Co., Ltd.............................  1,100  44,342
    Daiken Corp.......................................  7,000  16,906
    Daiki Aluminium Industry Co., Ltd.................  3,000   7,480
    Daikoku Denki Co., Ltd............................    900  11,928
    Daikokutenbussan Co., Ltd.........................    500  17,831
    Daikyo, Inc....................................... 15,000  24,233
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  8,000  33,278
#   Daio Paper Corp...................................  4,800  42,778
    Daisan Bank, Ltd. (The)........................... 20,000  27,316
    Daiseki Co., Ltd..................................  2,130  33,044
    Daishi Bank, Ltd. (The)........................... 23,000  87,468
    Daito Bank, Ltd. (The)............................ 10,000  16,407
    Daito Pharmaceutical Co., Ltd.....................    550  13,314
    Daiwa Industries, Ltd.............................  3,000  22,030
    Daiwabo Holdings Co., Ltd......................... 22,000  41,232
    DCM Holdings Co., Ltd.............................  5,200  37,561
    Denka Co., Ltd.................................... 11,000  48,750
    Denki Kogyo Co., Ltd..............................  3,000  12,113
    Denyo Co., Ltd....................................  2,000  25,579
    Descente, Ltd.....................................  3,300  50,214
    Digital Garage, Inc...............................  1,400  23,518
    DMG Mori Co., Ltd.................................  6,000  58,296
    Doshisha Co., Ltd.................................  1,700  33,808
    Doutor Nichires Holdings Co., Ltd.................  2,212  33,701
    Dowa Holdings Co., Ltd............................  1,000   6,782
    DTS Corp..........................................  1,000  20,787
    Duskin Co., Ltd...................................  2,700  48,106
    Dydo Drinco, Inc..................................    500  22,578
    Eagle Industry Co., Ltd...........................  2,000  33,877
    Earth Chemical Co., Ltd...........................  1,100  42,031
    Ebara Corp........................................  6,000  26,576
#   EDION Corp........................................  8,900  66,786
#   Ehime Bank, Ltd. (The)............................ 20,000  40,499
    Eighteenth Bank, Ltd. (The)....................... 16,000  43,179
    Eiken Chemical Co., Ltd...........................  2,000  42,150
    Eizo Corp.........................................  1,500  35,762
    en-japan, Inc.....................................    800  27,034
    Enplas Corp.......................................    700  24,546
    EPS Holdings, Inc.................................  2,000  21,795
    ESPEC Corp........................................  2,000  24,308
    Exedy Corp........................................  1,800  42,047
#   F@N Communications, Inc...........................  1,800  11,403
    Fancl Corp........................................  2,700  35,576
    FCC Co., Ltd......................................  2,100  46,598
    Feed One Co., Ltd.................................  4,400   4,646
    FIDEA Holdings Co., Ltd........................... 17,300  34,696
    Fields Corp.......................................  1,100  19,522
    Financial Products Group Co., Ltd.................  2,600  20,705
    Foster Electric Co., Ltd..........................  2,000  43,261
    FP Corp...........................................  1,800  65,656

                                     1841

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    France Bed Holdings Co., Ltd......................  1,600 $ 12,781
    Fuji Co., Ltd.....................................  1,500   28,216
    Fuji Corp., Ltd...................................  3,000   17,861
    Fuji Kosan Co., Ltd...............................    600    2,148
    Fuji Kyuko Co., Ltd...............................  4,000   41,092
    Fuji Machine Manufacturing Co., Ltd...............  1,500   14,454
    Fuji Oil Co., Ltd.................................  1,800    4,411
    Fuji Oil Holdings, Inc............................  3,500   57,334
    Fuji Seal International, Inc......................  1,200   36,260
    Fuji Soft, Inc....................................  2,200   49,556
    Fujibo Holdings, Inc..............................  8,000   13,653
    Fujicco Co., Ltd..................................  1,400   26,036
    Fujikura Kasei Co., Ltd...........................  2,000    9,003
    Fujikura, Ltd..................................... 22,000  107,765
    Fujimi, Inc.......................................  1,400   17,887
    Fujimori Kogyo Co., Ltd...........................    800   19,220
    Fujitec Co., Ltd..................................  4,000   37,720
    Fujitsu General, Ltd..............................  4,000   53,787
    Fukui Bank, Ltd. (The)............................ 16,000   29,984
    Fukushima Bank, Ltd. (The)........................ 14,000   10,366
    Fukushima Industries Corp.........................  1,500   32,579
    Fukuyama Transporting Co., Ltd....................  7,000   34,472
#   Funai Electric Co., Ltd...........................    600    4,312
    Funai Soken Holdings, Inc.........................    240    3,044
    Furukawa Co., Ltd................................. 18,000   31,952
    Furukawa Electric Co., Ltd........................ 36,000   74,071
    Furuno Electric Co., Ltd..........................  3,500   23,236
    Furusato Industries, Ltd..........................  1,000   14,958
    Fuso Pharmaceutical Industries, Ltd...............  5,000   11,330
    Futaba Corp.......................................  1,500   19,019
#   Futaba Industrial Co., Ltd........................  3,500   14,524
    Future Architect, Inc.............................    800    5,256
    Fuyo General Lease Co., Ltd.......................  1,000   49,160
    G-Tekt Corp.......................................  1,800   22,842
    Gakken Holdings Co., Ltd..........................  3,000    6,187
#   Genky Stores, Inc.................................    600   14,179
    Geo Holdings Corp.................................  3,000   46,363
    GLOBERIDE, Inc....................................  1,000   12,833
    Glory, Ltd........................................  1,700   54,364
    GMO internet, Inc.................................  4,200   52,041
#   GMO Payment Gateway, Inc..........................    800   41,592
    Godo Steel, Ltd...................................  6,000   11,340
    Goldcrest Co., Ltd................................  1,190   20,015
    Gree, Inc......................................... 10,400   45,858
    GS Yuasa Corp..................................... 14,000   48,944
#   Gulliver International Co., Ltd...................  2,200   23,956
    Gun-Ei Chemical Industry Co., Ltd.................  7,000   18,008
    Gunze, Ltd........................................ 19,000   53,446
    Gurunavi, Inc.....................................  1,000   20,172
    Hakuto Co., Ltd...................................  1,400   13,360
    Hamakyorex Co., Ltd...............................    800   13,765
    Hanwa Co., Ltd.................................... 18,000   75,573
    Happinet Corp.....................................  1,800   15,964

                                     1842

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Harmonic Drive Systems, Inc.......................    800 $16,226
    Hazama Ando Corp..................................  7,210  35,136
    Heiwa Corp........................................  2,800  54,538
    Heiwa Real Estate Co., Ltd........................  3,600  37,288
    Heiwado Co., Ltd..................................  2,500  51,223
    HI-LEX Corp.......................................  1,100  30,378
    Hibiya Engineering, Ltd...........................  2,400  30,602
    Hiday Hidaka Corp.................................    720  23,838
    Higashi-Nippon Bank, Ltd. (The)................... 10,000  28,479
    Hioki EE Corp.....................................    300   5,523
#   Hisaka Works, Ltd.................................  2,000  14,148
    Hitachi Koki Co., Ltd.............................  4,100  25,978
    Hitachi Kokusai Electric, Inc.....................  2,000  24,081
    Hitachi Transport System, Ltd.....................  2,200  35,848
    Hitachi Zosen Corp................................ 12,900  65,678
    Hodogaya Chemical Co., Ltd........................  4,000   7,004
    Hogy Medical Co., Ltd.............................  1,100  54,352
    Hokkaido Coca-Cola Bottling Co., Ltd..............  3,000  14,133
*   Hokkaido Electric Power Co., Inc..................  9,700  90,377
#   Hokkaido Gas Co., Ltd.............................  4,000   9,208
    Hokkan Holdings, Ltd..............................  6,000  15,152
    Hokkoku Bank, Ltd. (The).......................... 22,000  61,676
    Hokuetsu Bank, Ltd. (The)......................... 23,000  45,248
    Hokuetsu Kishu Paper Co., Ltd.....................  9,600  58,251
    Hokuriku Electric Industry Co., Ltd...............  4,000   4,886
    Hokuto Corp.......................................  1,600  30,673
    Honeys Co., Ltd...................................    770   8,277
    Hoosiers Holdings.................................    700   3,059
    Horiba, Ltd.......................................  2,200  78,314
    Hosiden Corp......................................  3,100  14,761
#   Hosokawa Micron Corp..............................  2,000   9,331
#   House Foods Group, Inc............................  4,000  79,433
    Howa Machinery, Ltd...............................    500   2,425
    Hyakugo Bank, Ltd. (The).......................... 19,000  80,147
    Hyakujushi Bank, Ltd. (The)....................... 22,000  71,177
    IBJ Leasing Co., Ltd..............................    900  17,251
    Ichibanya Co., Ltd................................    100   4,985
    Ichikoh Industries, Ltd...........................  4,000   7,087
    Ichiyoshi Securities Co., Ltd.....................  4,100  38,156
    Icom, Inc.........................................    700  12,374
    Idec Corp.........................................  1,600  14,481
    Ihara Chemical Industry Co., Ltd..................  3,100  37,887
    Iino Kaiun Kaisha, Ltd............................  7,300  26,990
    Imasen Electric Industrial........................    801   7,784
    Inaba Denki Sangyo Co., Ltd.......................  1,400  43,665
#   Inaba Seisakusho Co., Ltd.........................    200   2,014
    Inabata & Co., Ltd................................  4,000  38,402
    Inageya Co., Ltd..................................  2,000  20,992
    Ines Corp.........................................  3,600  34,702
    Intage Holdings, Inc..............................    800   9,573
    Internet Initiative Japan, Inc....................  1,300  24,590
    Inui Global Logistics Co., Ltd....................    525   4,166
#   Iriso Electronics Co., Ltd........................    900  43,226

                                     1843

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Iseki & Co., Ltd.................................. 14,000 $ 19,167
*   Ishihara Sangyo Kaisha, Ltd....................... 24,000   18,109
    IT Holdings Corp..................................  4,600  101,508
    Itochu Enex Co., Ltd..............................  4,000   30,642
    Itochu-Shokuhin Co., Ltd..........................    600   20,794
    Itoham Foods, Inc.................................  8,631   49,600
    Itoki Corp........................................  3,000   20,308
    IwaiCosmo Holdings, Inc...........................    900    9,708
    Iwasaki Electric Co., Ltd.........................  4,000    7,061
    Iwatani Corp......................................  9,000   46,319
*   Iwatsu Electric Co., Ltd..........................  3,000    1,800
    J Trust Co., Ltd..................................  4,700   33,145
    J-Oil Mills, Inc..................................  6,000   17,279
    Jafco Co., Ltd....................................  1,700   55,148
#   Jamco Corp........................................  1,500   34,477
#*  Janome Sewing Machine Co., Ltd....................  2,299   12,716
    Japan Aviation Electronics Industry, Ltd..........  4,000   40,489
#*  Japan Communications, Inc......................... 10,600   15,761
    Japan Digital Laboratory Co., Ltd.................  2,300   30,609
#*  Japan Display, Inc................................  3,400    7,866
#   Japan Drilling Co., Ltd...........................    600   12,401
    Japan Medical Dynamic Marketing, Inc..............    770    4,645
    Japan Petroleum Exploration Co., Ltd..............  1,600   41,561
    Japan Pulp & Paper Co., Ltd.......................  5,000   13,809
    Japan Securities Finance Co., Ltd.................  2,900   13,249
    Japan Steel Works, Ltd. (The)..................... 20,000   63,850
    Japan Transcity Corp..............................  3,000    9,700
    Japan Wool Textile Co., Ltd. (The)................  6,000   42,036
    JBCC Holdings, Inc................................  2,000   11,462
    JCU Corp..........................................    300    9,700
    Jeol, Ltd.........................................  9,000   50,921
    Jimoto Holdings, Inc.............................. 10,000   15,041
#   Jin Co., Ltd......................................    600   25,770
    Joshin Denki Co., Ltd.............................  2,000   16,090
    JSP Corp..........................................  1,300   25,207
#   Juki Corp.........................................  2,200   17,684
    Juroku Bank, Ltd. (The)........................... 19,000   68,177
#   JVC Kenwood Corp.................................. 13,070   30,639
    K&O Energy Group, Inc.............................  1,000   12,814
    K's Holdings Corp.................................  2,100   71,528
    kabu.com Securities Co., Ltd......................  8,100   24,511
*   Kadokawa Dwango...................................  4,169   61,736
    Kaga Electronics Co., Ltd.........................    900   11,263
#   Kagome Co., Ltd...................................  2,300   39,726
    Kameda Seika Co., Ltd.............................    600   24,988
    Kamei Corp........................................  2,000   18,671
#   Kanagawa Chuo Kotsu Co., Ltd......................  4,000   24,149
    Kanamoto Co., Ltd.................................  2,000   48,940
    Kandenko Co., Ltd.................................  5,000   30,472
    Kanematsu Corp.................................... 37,025   58,977
    Kanematsu Electronics, Ltd........................    500    8,479
    Kansai Urban Banking Corp.........................  1,100   11,500
    Kanto Denka Kogyo Co., Ltd........................  4,000   30,845

                                     1844

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#*  Kappa Create Co., Ltd.............................    400 $  4,060
    Kasai Kogyo Co., Ltd..............................    400    5,231
#   Katakura Industries Co., Ltd......................    900    8,768
    Kato Sangyo Co., Ltd..............................  2,000   49,661
    Kato Works Co., Ltd...............................  4,000   14,960
    KAWADA TECHNOLOGIES, Inc..........................    200    5,909
    Kawai Musical Instruments Manufacturing Co., Ltd..    500    8,533
    Kawasaki Kisen Kaisha, Ltd........................ 16,000   28,724
    Keihin Corp.......................................  2,900   45,673
    Keiyo Bank, Ltd. (The)............................ 12,000   52,015
#   Keiyo Co., Ltd....................................  2,000    8,437
    Kenedix, Inc......................................  2,500   10,158
    KEY Coffee, Inc...................................  1,300   20,910
    Kintetsu World Express, Inc.......................  2,400   39,291
    Kinugawa Rubber Industrial Co., Ltd...............  3,000   15,721
    Kissei Pharmaceutical Co., Ltd....................  1,100   25,139
    Kita-Nippon Bank, Ltd. (The)......................    400   10,545
    Kitagawa Iron Works Co., Ltd......................  7,000   13,070
    Kitz Corp.........................................  4,500   20,139
    Kiyo Bank, Ltd. (The).............................  4,800   61,851
#*  KLab, Inc.........................................  2,400   14,898
*   KNT-CT Holdings Co., Ltd..........................  6,000   10,339
    Koa Corp..........................................  3,500   27,228
    Kobe Bussan Co., Ltd..............................  1,000   23,648
#   Kohnan Shoji Co., Ltd.............................  2,000   28,783
    Koike Sanso Kogyo Co., Ltd........................  4,000   10,166
*   Kojima Co., Ltd...................................  2,300    5,268
    Kokuyo Co., Ltd...................................  5,900   63,325
    Komatsu Seiren Co., Ltd...........................  4,000   21,057
    Komeri Co., Ltd...................................  2,400   47,661
    Komori Corp.......................................  3,200   36,091
    Konaka Co., Ltd...................................  1,760    9,039
    Konishi Co., Ltd..................................  2,000   40,340
    Kumagai Gumi Co., Ltd............................. 21,000   62,088
    Kura Corp.........................................    500   21,075
    Kurabo Industries, Ltd............................ 18,000   30,746
    Kureha Corp....................................... 12,000   42,396
    Kurimoto, Ltd..................................... 11,000   19,736
    Kuroda Electric Co., Ltd..........................  2,400   38,779
    Kusuri No Aoki Co., Ltd...........................  1,000   43,189
    KYB Corp.......................................... 12,000   34,608
    Kyodo Printing Co., Ltd...........................  9,000   23,732
    Kyoei Steel, Ltd..................................  1,200   20,902
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  2,300   22,698
#   Kyokuto Securities Co., Ltd.......................  2,600   29,811
    Kyokuyo Co., Ltd.................................. 11,000   24,963
    KYORIN Holdings, Inc..............................  2,900   53,692
#   Kyoritsu Maintenance Co., Ltd.....................    400   30,137
    Kyosan Electric Manufacturing Co., Ltd............  5,000   14,165
    Kyowa Exeo Corp...................................  6,200   63,811
#   Kyudenko Corp.....................................  3,000   59,809
*   Kyushu Financial Group, Inc....................... 23,810  148,518
    Lasertec Corp.....................................    800    7,626

                                     1845

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
*   Leopalace21 Corp.................................. 15,000 $83,079
    Life Corp.........................................  1,200  26,529
    Lintec Corp.......................................  2,700  54,760
*   Macnica Fuji Electronics Holdings, Inc............  1,999  24,649
#   Maeda Corp........................................  7,000  43,243
    Maeda Road Construction Co., Ltd..................  3,000  46,921
    Maezawa Kasei Industries Co., Ltd.................  1,200  10,346
    Maezawa Kyuso Industries Co., Ltd.................  1,200  14,163
    Makino Milling Machine Co., Ltd...................  7,000  46,053
    Mandom Corp.......................................  1,100  45,202
    Mani, Inc.........................................  1,500  23,953
    Mars Engineering Corp.............................    700  12,008
    Marubun Corp......................................  1,900  12,990
    Marudai Food Co., Ltd............................. 13,000  48,639
    Maruha Nichiro Corp...............................  2,253  42,858
    Marusan Securities Co., Ltd.......................  4,100  41,568
    Maruwa Co., Ltd...................................    700  15,231
    Maruyama Manufacturing Co., Inc...................  3,000   4,683
#*  Maruzen CHI Holdings Co., Ltd.....................    400   1,107
    Maruzen Showa Unyu Co., Ltd.......................  6,000  20,953
#   Marvelous, Inc....................................  3,300  23,887
    Matsuda Sangyo Co., Ltd...........................  1,225  14,365
    Max Co., Ltd......................................  4,000  40,118
#   Megachips Corp....................................  1,600  13,913
    Megmilk Snow Brand Co., Ltd.......................  3,100  80,942
    Meidensha Corp.................................... 12,000  46,531
    Meiko Network Japan Co., Ltd......................  2,600  24,312
    Meisei Industrial Co., Ltd........................  5,000  18,661
    Meitec Corp.......................................  1,500  50,562
    Meito Sangyo Co., Ltd.............................  1,200  13,585
    Michinoku Bank, Ltd. (The)........................  9,000  14,786
#   Micronics Japan Co., Ltd..........................  4,000  37,618
    Mie Bank, Ltd. (The)..............................  5,000   9,804
    Milbon Co., Ltd...................................    800  29,053
    Mimasu Semiconductor Industry Co., Ltd............  1,219  10,607
    Minato Bank, Ltd. (The)........................... 21,000  34,575
#   Ministop Co., Ltd.................................  1,500  26,579
    Mirait Holdings Corp..............................  4,400  34,276
#   Misawa Homes Co., Ltd.............................  2,000  13,865
    Mitani Corp.......................................  1,200  30,450
    Mito Securities Co., Ltd..........................  4,000  13,570
    Mitsuba Corp......................................  3,400  47,161
*   Mitsubishi Paper Mills, Ltd....................... 13,000   8,975
    Mitsubishi Pencil Co., Ltd........................    900  41,409
    Mitsubishi Shokuhin Co., Ltd......................    800  18,854
    Mitsubishi Steel Manufacturing Co., Ltd........... 14,000  24,621
    Mitsuboshi Belting, Ltd...........................  3,000  22,171
    Mitsui Engineering & Shipbuilding Co., Ltd........ 57,000  79,412
    Mitsui High-Tec, Inc..............................  3,300  16,890
    Mitsui Matsushima Co., Ltd........................ 10,000  10,414
    Mitsui Mining & Smelting Co., Ltd................. 38,000  60,229
    Mitsui Sugar Co., Ltd.............................  6,000  27,448
    Mitsui-Soko Holdings Co., Ltd..................... 10,000  27,434

                                     1846

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Mitsumi Electric Co., Ltd.........................  7,500 $ 35,676
    Mitsuuroko Group Holdings Co., Ltd................  3,000   14,212
    Miyazaki Bank, Ltd. (The)......................... 11,000   30,556
    Mizuno Corp.......................................  9,000   43,224
    Mochida Pharmaceutical Co., Ltd...................    600   46,402
#   Modec, Inc........................................  2,600   30,856
    Monex Group, Inc.................................. 10,600   26,899
    Morinaga & Co., Ltd...............................  8,000   44,066
    Morinaga Milk Industry Co., Ltd................... 14,000   63,883
    Morita Holdings Corp..............................  4,000   40,564
    Musashi Seimitsu Industry Co., Ltd................  1,200   24,166
    Musashino Bank, Ltd. (The)........................  2,200   69,580
    Nachi-Fujikoshi Corp..............................  8,000   30,708
    Nafco Co., Ltd....................................    400    6,195
    Nagaileben Co., Ltd...............................    800   12,776
#   Nagano Bank, Ltd. (The)...........................  6,000    9,378
    Nagase & Co., Ltd.................................  6,500   77,856
    Nagatanien Holdings Co., Ltd......................  2,000   17,365
    Nakamuraya Co., Ltd...............................  3,000   11,692
    Nakanishi, Inc....................................  1,000   39,069
*   Nakayama Steel Works, Ltd.........................  5,000    2,756
    Namura Shipbuilding Co., Ltd......................  4,096   29,921
    Nanto Bank, Ltd. (The)............................ 19,000   55,238
    NDS Co., Ltd......................................  5,000   12,570
    NEC Networks & System Integration Corp............  1,700   28,131
    NET One Systems Co., Ltd..........................  4,000   22,510
    Neturen Co., Ltd..................................  2,600   19,523
#   Next Co., Ltd.....................................  6,600   69,040
    Nichi-iko Pharmaceutical Co., Ltd.................  2,050   47,282
    Nichias Corp......................................  6,000   36,776
#   Nichicon Corp.....................................  4,800   32,921
    Nichiha Corp......................................  1,500   21,695
#   Nichii Gakkan Co..................................  2,900   20,713
    Nichirei Corp..................................... 15,000  111,712
    Nichireki Co., Ltd................................  2,000   15,150
    Nifco, Inc........................................  2,200  106,655
#   Nihon Dempa Kogyo Co., Ltd........................    600    3,633
    Nihon Eslead Corp.................................  1,000    9,029
#   Nihon House Holdings Co., Ltd.....................  2,000    7,051
    Nihon Kohden Corp.................................  3,000   67,462
    Nihon M&A Center, Inc.............................  1,700   80,491
#   Nihon Nohyaku Co., Ltd............................  2,600   15,921
    Nihon Parkerizing Co., Ltd........................  4,000   37,949
    Nihon Trim Co., Ltd...............................    500   17,258
#   Nihon Unisys, Ltd.................................  4,200   44,812
    Nihon Yamamura Glass Co., Ltd.....................  8,000   11,370
    Nikkiso Co., Ltd..................................  4,000   26,511
    Nikkon Holdings Co., Ltd..........................  4,000   72,223
    Nippo Corp........................................  3,000   44,562
    Nippon Beet Sugar Manufacturing Co., Ltd..........  5,000    8,346
#   Nippon Carbon Co., Ltd............................  6,000   11,864
#   Nippon Ceramic Co., Ltd...........................  1,000   15,244
#   Nippon Chemi-Con Corp............................. 20,000   31,005

                                     1847

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nippon Chemical Industrial Co., Ltd...............  2,000 $  3,974
    Nippon Coke & Engineering Co., Ltd................ 12,500    8,766
#   Nippon Concrete Industries Co., Ltd...............  3,000    8,188
*   Nippon Denko Co., Ltd............................. 10,600   17,097
    Nippon Densetsu Kogyo Co., Ltd....................  3,100   60,258
    Nippon Flour Mills Co., Ltd.......................  8,000   58,236
#   Nippon Gas Co., Ltd...............................  2,000   44,628
    Nippon Kasei Chemical Co., Ltd....................  5,000    4,958
    Nippon Kayaku Co., Ltd............................  7,000   74,996
#*  Nippon Kinzoku Co., Ltd...........................  3,000    2,822
    Nippon Koei Co., Ltd..............................  5,000   17,709
#   Nippon Koshuha Steel Co., Ltd..................... 10,000    6,773
    Nippon Light Metal Holdings Co., Ltd.............. 31,000   53,680
    Nippon Paper Industries Co., Ltd..................  4,200   67,470
#   Nippon Parking Development Co., Ltd...............  9,800    9,926
    Nippon Pillar Packing Co., Ltd....................  2,000   15,457
    Nippon Piston Ring Co., Ltd.......................    700   10,907
    Nippon Road Co., Ltd. (The).......................  4,000   18,660
    Nippon Seiki Co., Ltd.............................  2,000   43,921
#*  Nippon Sharyo, Ltd................................  4,000    7,984
*   Nippon Sheet Glass Co., Ltd....................... 79,000   58,266
    Nippon Signal Co., Ltd............................  4,500   43,208
    Nippon Soda Co., Ltd.............................. 13,000   70,033
    Nippon Steel & Sumikin Bussan Corp................ 12,480   40,551
    Nippon Suisan Kaisha, Ltd......................... 22,800  119,237
    Nippon Synthetic Chemical Industry Co., Ltd. (The)  3,000   20,926
    Nippon Thompson Co., Ltd..........................  7,000   28,042
    Nippon Valqua Industries, Ltd.....................  6,000   14,699
#*  Nippon Yakin Kogyo Co., Ltd....................... 10,600   10,926
#   Nipro Corp........................................  6,600   65,625
    Nishi-Nippon Railroad Co., Ltd.................... 23,000  143,814
    Nishimatsu Construction Co., Ltd.................. 19,000   68,779
    Nishimatsuya Chain Co., Ltd.......................  3,000   25,890
    Nishio Rent All Co., Ltd..........................  1,300   33,766
    Nissan Shatai Co., Ltd............................  2,500   24,294
    Nissei Corp.......................................    400    3,127
#   Nissha Printing Co., Ltd..........................  1,500   27,064
    Nisshin Fudosan Co................................  2,800    9,241
    Nisshin Oillio Group, Ltd. (The).................. 10,000   41,800
    Nisshin Steel Co., Ltd............................  5,648   53,722
    Nisshinbo Holdings, Inc...........................  6,000   60,411
    Nissin Corp.......................................  5,000   14,449
    Nissin Electric Co., Ltd..........................  2,000   18,031
    Nissin Kogyo Co., Ltd.............................  3,300   46,159
    Nitta Corp........................................  1,300   33,106
    Nittan Valve Co., Ltd.............................  2,000    5,572
    Nittetsu Mining Co., Ltd..........................  3,000   11,595
    Nitto Boseki Co., Ltd.............................  8,000   24,110
    Nitto Kogyo Corp..................................  1,600   26,496
    Nitto Kohki Co., Ltd..............................  1,300   24,740
    Nitto Seiko Co., Ltd..............................  3,000    7,296
    Noevir Holdings Co., Ltd..........................  1,100   30,390
    NOF Corp..........................................  9,000   63,959

                                     1848

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Nohmi Bosai, Ltd..................................  2,800 $32,560
    Nojima Corp.......................................  2,500  30,039
    Nomura Co., Ltd...................................  3,200  41,907
    Noritake Co., Ltd.................................  8,000  17,173
    Noritsu Koki Co., Ltd.............................  1,200   5,459
    Noritz Corp.......................................  2,000  30,960
    North Pacific Bank, Ltd........................... 25,700  78,898
    NS Solutions Corp.................................  2,200  49,878
#   NS United Kaiun Kaisha, Ltd.......................  9,000  13,709
    NSD Co., Ltd......................................  3,730  54,227
    NTN Corp..........................................  1,000   3,805
    Nuflare Technology, Inc...........................    300  14,583
    Obara Group, Inc..................................    600  20,744
    Oenon Holdings, Inc...............................  5,000   8,686
    Ogaki Kyoritsu Bank, Ltd. (The)................... 22,000  77,091
    Ohsho Food Service Corp...........................    700  24,255
    Oiles Corp........................................    773  11,457
    Oita Bank, Ltd. (The)............................. 16,000  55,418
    Okabe Co., Ltd....................................  4,000  28,926
#   Okamoto Industries, Inc...........................  6,000  49,265
    Okamura Corp......................................  7,300  66,346
    Okasan Securities Group, Inc......................  6,000  33,427
#   Oki Electric Industry Co., Ltd.................... 41,000  45,722
    Okinawa Electric Power Co., Inc. (The)............  1,665  40,629
    OKK Corp..........................................  5,000   5,284
#   OKUMA Corp........................................  9,000  68,530
    Okumura Corp...................................... 12,000  63,129
    Okura Industrial Co., Ltd.........................  4,000  10,368
    Okuwa Co., Ltd....................................  2,000  17,953
    Onward Holdings Co., Ltd..........................  9,000  56,431
    Optex Co., Ltd....................................  1,100  27,691
    Organo Corp.......................................  4,000  15,031
    Origin Electric Co., Ltd..........................  3,000   7,273
    Osaka Soda Co., Ltd............................... 10,000  38,386
    Osaka Steel Co., Ltd..............................    900  15,877
#   OSAKA Titanium Technologies Co., Ltd..............  1,600  26,157
#   Osaki Electric Co., Ltd...........................  3,000  15,144
#   OSG Corp..........................................  4,100  68,139
    Outsourcing, Inc..................................    600  16,786
    Oyo Corp..........................................    900   8,828
    Pacific Industrial Co., Ltd.......................  4,000  41,062
#*  Pacific Metals Co., Ltd........................... 10,000  24,621
    Pack Corp. (The)..................................    700  14,200
    Pal Co., Ltd......................................    900  18,648
    PALTAC Corp.......................................  2,500  43,289
    PanaHome Corp.....................................  6,000  43,705
    Paramount Bed Holdings Co., Ltd...................  1,100  37,933
    Parco Co., Ltd....................................    400   3,393
    Paris Miki Holdings, Inc..........................  1,000   3,853
    Pasco Corp........................................  1,000   4,084
    Penta-Ocean Construction Co., Ltd................. 18,000  72,092
    Pilot Corp........................................  1,600  60,586
    Piolax, Inc.......................................    500  26,000

                                     1849

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
*   Pioneer Corp...................................... 21,000 $ 49,078
    Press Kogyo Co., Ltd..............................  9,000   36,580
    Pressance Corp....................................    900   29,229
    Prima Meat Packers, Ltd........................... 15,000   40,317
    Raito Kogyo Co., Ltd..............................  4,700   41,108
*   Rasa Industries, Ltd..............................  3,000    2,935
    Relo Holdings, Inc................................    600   71,841
    Rengo Co., Ltd.................................... 17,000   72,977
#*  Renown, Inc.......................................  3,000    2,759
    Retail Partners Co., Ltd..........................  2,000   18,513
    Rheon Automatic Machinery Co., Ltd................  2,000   12,700
    Rhythm Watch Co., Ltd............................. 10,000   12,289
    Ricoh Leasing Co., Ltd............................  1,000   31,209
    Right On Co., Ltd.................................  1,125   14,183
    Riken Corp........................................  7,000   23,801
    Riken Technos Corp................................  5,000   15,829
    Riken Vitamin Co., Ltd............................  1,700   54,652
    Ringer Hut Co., Ltd...............................  1,400   28,787
    Riso Kagaku Corp..................................  1,700   23,485
    Rock Field Co., Ltd...............................    300    7,713
    Rohto Pharmaceutical Co., Ltd.....................  5,500  102,679
    Roland DG Corp....................................  1,200   23,801
    Round One Corp....................................  5,300   25,898
    Royal Holdings Co., Ltd...........................  2,000   36,976
    Ryobi, Ltd........................................ 11,000   45,318
    Ryoden Trading Co., Ltd...........................  3,000   18,664
    Ryosan Co., Ltd...................................  2,800   75,837
#   Ryoyo Electro Corp................................  2,000   19,821
    Sac's Bar Holdings, Inc...........................  1,650   24,466
    Saibu Gas Co., Ltd................................ 24,000   52,898
    Saizeriya Co., Ltd................................  1,900   40,014
    Sakai Chemical Industry Co., Ltd..................  7,000   21,634
    Sakai Moving Service Co., Ltd.....................    800   19,137
    Sakata INX Corp...................................  3,000   28,598
    Sakata Seed Corp..................................  2,000   48,845
    San-A Co., Ltd....................................  1,000   46,152
    San-Ai Oil Co., Ltd...............................  4,000   31,019
    San-In Godo Bank, Ltd. (The)...................... 11,000   79,425
#   Sanden Holdings Corp.............................. 10,000   27,351
    Sangetsu Co., Ltd.................................  2,600   44,620
#   Sanken Electric Co., Ltd..........................  6,000   18,992
    Sanki Engineering Co., Ltd........................  5,000   40,748
#   Sankyo Seiko Co., Ltd.............................  4,000   14,163
    Sankyo Tateyama, Inc..............................  2,800   33,610
    Sankyu, Inc....................................... 19,000   93,576
    Sanoh Industrial Co., Ltd.........................  3,000   17,383
    Sanshin Electronics Co., Ltd......................  2,000   19,359
    Sanwa Holdings Corp............................... 11,600   82,238
    Sanyo Chemical Industries, Ltd....................  3,000   23,292
    Sanyo Denki Co., Ltd..............................  4,000   20,765
    Sanyo Electric Railway Co., Ltd...................  6,000   23,052
#   Sanyo Shokai, Ltd................................. 11,000   27,786
    Sanyo Special Steel Co., Ltd...................... 14,000   68,135

                                     1850

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Sapporo Holdings, Ltd............................. 20,000 $89,191
    Sato Holdings Corp................................  1,900  39,331
    Sato Restaurant Systems Co., Ltd..................  2,200  16,292
    Satori Electric Co., Ltd..........................  1,000   5,949
    Sawada Holdings Co., Ltd..........................  3,300  31,486
    Saxa Holdings, Inc................................  4,000   6,484
    SCREEN Holdings Co., Ltd..........................  9,000  70,041
    Secom Joshinetsu Co., Ltd.........................    900  26,963
    Seiko Holdings Corp............................... 10,000  47,564
    Seiren Co., Ltd...................................  3,300  34,362
    Sekisui Jushi Corp................................  2,700  32,523
    Sekisui Plastics Co., Ltd.........................  7,000  22,777
    Senko Co., Ltd....................................  6,000  38,459
#   Senshu Electric Co., Ltd..........................    700   9,372
    Senshu Ikeda Holdings, Inc........................ 17,500  71,541
    Senshukai Co., Ltd................................  3,000  18,824
    Seria Co., Ltd....................................    900  43,535
#*  Sharp Corp........................................ 77,000  89,227
    Shibaura Mechatronics Corp........................  4,000   7,296
    Shibusawa Warehouse Co., Ltd. (The)...............  6,000  14,949
    Shibuya Corp......................................  1,200  14,976
    Shiga Bank, Ltd. (The)............................ 12,000  53,582
    Shikibo, Ltd......................................  9,000   8,242
    Shikoku Bank, Ltd. (The).......................... 12,000  24,723
    Shikoku Chemicals Corp............................  3,000  25,774
    Shima Seiki Manufacturing, Ltd....................  1,400  21,689
    Shimachu Co., Ltd.................................  3,100  70,376
    Shimizu Bank, Ltd. (The)..........................    400   9,416
    Shin-Etsu Polymer Co., Ltd........................  5,000  27,711
    Shinagawa Refractories Co., Ltd...................  5,000  10,171
    Shindengen Electric Manufacturing Co., Ltd........  8,000  28,864
#*  Shinkawa, Ltd.....................................  1,000   4,470
#   Shinko Electric Industries Co., Ltd...............  6,300  38,566
    Shinko Plantech Co., Ltd..........................  3,000  23,573
    Shinko Shoji Co., Ltd.............................  2,000  20,338
    Shinmaywa Industries, Ltd.........................  5,000  40,387
    Shinnihon Corp....................................  1,000   4,838
    Ship Healthcare Holdings, Inc.....................  1,700  40,613
    Shiroki Corp......................................  7,000  21,744
    Shizuoka Gas Co., Ltd.............................  5,000  32,949
    Shobunsha Publications, Inc.......................  1,300   7,619
    Showa Corp........................................  5,400  47,572
    Showa Denko KK.................................... 31,000  33,968
    Showa Sangyo Co., Ltd.............................  5,000  19,613
#   Siix Corp.........................................  1,900  54,978
    Sinanen Holdings Co., Ltd.........................  3,000  11,401
    Sinfonia Technology Co., Ltd......................  6,000   8,643
    Sinko Industries, Ltd.............................  2,400  31,266
    Sintokogio, Ltd...................................  3,938  29,619
    SKY Perfect JSAT Holdings, Inc....................  8,700  49,366
    SMK Corp..........................................  5,000  24,624
    SMS Co., Ltd......................................  2,100  40,985
    Sodick Co., Ltd...................................  4,100  26,947

                                     1851

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Sogo Medical Co., Ltd.............................    700 $25,357
    Sparx Group Co., Ltd.............................. 11,800  24,266
    SRA Holdings......................................  1,000  23,456
    St Marc Holdings Co., Ltd.........................  1,000  26,877
#   Star Micronics Co., Ltd...........................  3,100  33,921
    Starts Corp., Inc.................................  1,500  29,293
    Starzen Co., Ltd..................................    400  10,779
    Stella Chemifa Corp...............................    900  15,572
    Sumida Corp.......................................  1,100   5,981
    Suminoe Textile Co., Ltd..........................  5,000  13,133
    Sumitomo Bakelite Co., Ltd........................ 15,000  57,139
    Sumitomo Densetsu Co., Ltd........................  1,100  13,267
#   Sumitomo Mitsui Construction Co., Ltd............. 39,460  32,560
    Sumitomo Osaka Cement Co., Ltd.................... 23,000  93,750
    Sumitomo Precision Products Co., Ltd..............  2,000   6,540
    Sumitomo Real Estate Sales Co., Ltd...............  1,200  25,300
    Sumitomo Riko Co., Ltd............................  2,700  24,611
    Sumitomo Seika Chemicals Co., Ltd.................  4,000  23,171
    Sumitomo Warehouse Co., Ltd. (The)................ 11,000  56,689
#   Sun Frontier Fudousan Co., Ltd....................  1,500  12,736
*   SWCC Showa Holdings Co., Ltd...................... 12,000   6,213
    Systena Corp......................................  1,300  16,893
    T Hasegawa Co., Ltd...............................  1,600  20,989
    T RAD Co., Ltd....................................  5,000   7,863
    T&K Toka Co., Ltd.................................  1,000   8,544
    T-Gaia Corp.......................................  1,300  14,109
    Tabuchi Electric Co., Ltd.........................  3,000  17,038
    Tachi-S Co., Ltd..................................  2,100  32,212
    Tadano, Ltd.......................................  6,000  60,292
    Taihei Dengyo Kaisha, Ltd.........................  3,000  31,263
    Taiho Kogyo Co., Ltd..............................  1,900  20,568
    Taikisha, Ltd.....................................  2,000  42,831
    Taiko Bank, Ltd. (The)............................  4,000   7,610
    Taiyo Holdings Co., Ltd...........................    800  26,990
    Taiyo Yuden Co., Ltd..............................  6,200  71,771
    Takamatsu Construction Group Co., Ltd.............  1,600  30,533
    Takaoka Toko Co., Ltd.............................    400   4,680
    Takara Holdings, Inc..............................  8,700  65,179
    Takara Leben Co., Ltd.............................  4,100  21,079
    Takara Standard Co., Ltd..........................  7,000  49,539
    Takasago International Corp.......................  1,400  31,044
    Takasago Thermal Engineering Co., Ltd.............  4,100  54,783
#*  Takata Corp.......................................  4,900  27,050
    Takeei Corp.......................................  1,900  14,450
    Takeuchi Manufacturing Co., Ltd...................  2,100  32,808
    Takiron Co., Ltd..................................  3,000  14,640
    Takuma Co., Ltd...................................  2,000  15,495
#   Tamron Co., Ltd...................................  1,500  21,440
    Tamura Corp.......................................  4,000  10,540
    Tatsuta Electric Wire and Cable Co., Ltd..........  2,000   6,760
#*  Teac Corp.........................................  5,000   1,963
    Teikoku Tsushin Kogyo Co., Ltd....................  4,000   6,237
    Tenma Corp........................................  2,000  36,826

                                     1852

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    TKC Corp..........................................  1,600 $39,003
    Toa Corp.(6894508)................................ 18,000  46,798
    Toa Corp.(6894434)................................  2,600  26,093
    TOA ROAD Corp.....................................  3,000  10,168
    Toagosei Co., Ltd.................................  9,500  79,392
#*  Tobishima Corp.................................... 17,200  25,933
    TOC Co., Ltd......................................  5,000  39,774
    Tocalo Co., Ltd...................................  1,000  19,125
    Tochigi Bank, Ltd. (The).......................... 10,000  47,557
    Toda Corp......................................... 17,000  82,061
    Toei Co., Ltd.....................................  5,000  47,064
    Toenec Corp.......................................  3,000  19,132
    Toho Bank, Ltd. (The)............................. 16,000  54,138
#   Toho Holdings Co., Ltd............................  3,300  76,615
    Toho Zinc Co., Ltd................................ 12,000  24,311
    Tohoku Bank, Ltd. (The)...........................  8,000   9,895
    Tokai Carbon Co., Ltd............................. 16,000  43,445
    Tokai Corp/Gifu...................................    900  24,414
#   TOKAI Holdings Corp...............................  9,000  42,137
    Tokai Rika Co., Ltd...............................  2,600  63,959
    Tokai Tokyo Financial Holdings, Inc...............  9,300  52,216
    Token Corp........................................    480  36,098
    Tokushu Tokai Paper Co., Ltd......................  5,189  14,852
#*  Tokuyama Corp..................................... 32,000  63,262
#   Tokyo Dome Corp................................... 14,000  67,074
    Tokyo Energy & Systems, Inc.......................  2,000  16,451
*   Tokyo Kikai Seisakusho, Ltd.......................  6,000   2,049
    Tokyo Ohka Kogyo Co., Ltd.........................  2,700  84,372
*   Tokyo Rope Manufacturing Co., Ltd.................  4,000   5,507
    Tokyo Seimitsu Co., Ltd...........................  2,900  62,211
    Tokyo Steel Manufacturing Co., Ltd................  8,200  57,958
    Tokyo Tekko Co., Ltd..............................  3,000  12,604
    Tokyo Theatres Co., Inc...........................  6,000   6,278
    Tokyo TY Financial Group, Inc.....................  2,224  68,183
    Tokyotokeiba Co., Ltd............................. 10,000  22,031
#   Tokyu Recreation Co., Ltd.........................  3,000  18,084
    Toli Corp.........................................  6,000  15,717
    Tomato Bank, Ltd..................................  9,000  12,428
    TOMONY Holdings, Inc.............................. 14,500  49,859
    Tomy Co., Ltd.....................................  5,617  35,066
    Tonami Holdings Co., Ltd..........................  3,000   8,339
    Topcon Corp.......................................  2,700  38,308
    Toppan Forms Co., Ltd.............................  2,600  31,237
    Topre Corp........................................  2,100  46,274
    Topy Industries, Ltd.............................. 20,000  39,871
    Toridoll.corp.....................................  1,300  23,756
    Torii Pharmaceutical Co., Ltd.....................  1,200  27,208
#   Torishima Pump Manufacturing Co., Ltd.............  2,000  15,223
#   Tosei Corp........................................  4,200  25,898
    Toshiba Machine Co., Ltd.......................... 10,000  30,588
#   Toshiba Plant Systems & Services Corp.............  4,000  46,736
    Toshiba TEC Corp..................................  8,000  25,749
    Tosho Printing Co., Ltd...........................  5,000  21,027

                                     1853

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Totetsu Kogyo Co., Ltd............................  1,700 $ 41,171
    Tottori Bank, Ltd. (The)..........................  6,000    9,994
    Towa Bank, Ltd. (The)............................. 13,000   10,192
    Towa Pharmaceutical Co., Ltd......................    500   27,848
    Toyo Construction Co., Ltd........................  7,400   33,009
    Toyo Corp.........................................  3,000   27,707
    Toyo Denki Seizo K.K..............................  5,000   14,514
#*  Toyo Engineering Corp............................. 12,000   29,758
    Toyo Ink SC Holdings Co., Ltd..................... 15,000   56,515
    Toyo Kanetsu K.K.................................. 12,000   25,032
    Toyo Kohan Co., Ltd...............................  3,000    9,722
    Toyo Securities Co., Ltd..........................  5,000   15,254
    Toyo Tanso Co., Ltd...............................    300    4,186
    Toyobo Co., Ltd................................... 58,000   76,247
    TPR Co., Ltd......................................  1,300   34,619
    Transcosmos, Inc..................................  1,900   46,992
    Trusco Nakayama Corp..............................  1,400   49,868
    TS Tech Co., Ltd..................................  1,800   44,653
    TSI Holdings Co., Ltd.............................  6,525   46,874
    Tsubakimoto Chain Co..............................  9,000   63,947
    Tsugami Corp......................................  5,000   18,389
#   Tsukishima Kikai Co., Ltd.........................  3,000   27,772
    Tsukuba Bank, Ltd.................................  5,500   17,086
    Tsukui Corp.......................................  2,600   28,309
    Tsumura & Co......................................  3,900  106,234
    Tsurumi Manufacturing Co., Ltd....................  2,000   30,226
    Tsutsumi Jewelry Co., Ltd.........................    800   16,098
    TV Asahi Holdings Corp............................  1,200   21,854
#   U-Shin, Ltd.......................................  2,000   11,061
    UACJ Corp......................................... 24,034   52,398
    Ube Industries, Ltd............................... 60,400  117,640
    Uchida Yoko Co., Ltd..............................  4,000   14,601
    UKC Holdings Corp.................................    300    6,270
    Ulvac, Inc........................................  3,700   94,258
    Uniden Holdings Corp..............................  2,000    2,039
    Union Tool Co.....................................    400    9,830
    Unipres Corp......................................  2,300   48,488
    United Arrows, Ltd................................  1,600   77,389
    United Super Markets Holdings, Inc................  1,900   17,466
#*  Unitika, Ltd...................................... 52,000   21,802
    Universal Entertainment Corp......................  1,500   26,280
    Unizo Holdings Co., Ltd...........................    800   29,467
    UNY Group Holdings Co., Ltd....................... 15,800  101,226
*   Usen Corp.........................................  8,870   26,093
    Ushio, Inc........................................  6,400   83,204
    Valor Holdings Co., Ltd...........................  2,000   43,300
    Vital KSK Holdings, Inc...........................  2,800   21,187
    VT Holdings Co., Ltd..............................  6,900   40,467
    Wacoal Holdings Corp..............................  6,000   70,149
#   Wacom Co., Ltd.................................... 11,800   44,895
    Wakita & Co., Ltd.................................  4,500   33,678
    Warabeya Nichiyo Co., Ltd.........................  1,200   25,126
#*  WATAMI Co., Ltd...................................  1,400    9,795

                                     1854

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    Wood One Co., Ltd.................................  3,000 $     6,038
    Xebio Holdings Co., Ltd...........................  1,500      26,452
    Yahagi Construction Co., Ltd......................  1,500       9,389
    YAMABIKO Corp.....................................  2,460      17,485
    Yamagata Bank, Ltd. (The)......................... 11,000      42,455
    Yamaichi Electronics Co., Ltd.....................  1,600      10,105
    Yamanashi Chuo Bank, Ltd. (The)................... 14,000      65,749
    Yamato Kogyo Co., Ltd.............................  2,200      52,087
    Yamazen Corp......................................  3,000      25,012
    Yaoko Co., Ltd....................................  1,000      41,885
    Yasuda Logistics Corp.............................  2,000      13,280
    Yellow Hat, Ltd...................................  1,800      34,752
    Yodogawa Steel Works, Ltd.........................  1,800      33,342
#   Yokogawa Bridge Holdings Corp.....................  3,300      29,767
#   Yokohama Reito Co., Ltd...........................  3,000      26,402
    Yokowo Co., Ltd...................................  1,700       9,222
    Yomeishu Seizo Co., Ltd...........................  1,000      16,484
    Yondenko Corp.....................................  2,100       6,765
    Yondoshi Holdings, Inc............................  1,159      26,230
    Yorozu Corp.......................................  1,900      40,660
    Yoshinoya Holdings Co., Ltd.......................  5,200      63,092
    Yuasa Trading Co., Ltd............................  1,000      22,514
    Yurtec Corp.......................................  4,000      30,586
    Yusen Logistics Co., Ltd..........................    600       7,114
    Yushiro Chemical Industry Co., Ltd................  1,000      11,062
    Zenrin Co., Ltd...................................  1,800      37,190
    Zensho Holdings Co., Ltd..........................  4,300      52,309
    Zeon Corp.........................................  4,000      26,980
    ZERIA Pharmaceutical Co., Ltd.....................  2,200      25,809
    Zojirushi Corp....................................  2,000      28,648
    Zuken, Inc........................................  2,000      18,889
                                                              -----------
TOTAL JAPAN...........................................         28,159,926
                                                              -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................  6,383     201,606
    Accell Group......................................  2,819      57,243
    AMG Advanced Metallurgical Group NV...............  1,768      16,113
    Amsterdam Commodities NV..........................  1,493      36,532
#*  APERAM SA.........................................  3,795     118,555
    Arcadis NV........................................  3,887      52,125
    ASM International NV..............................  3,340     133,035
    BE Semiconductor Industries NV....................  3,299      66,856
    Beter Bed Holding NV..............................  1,357      31,654
    BinckBank NV......................................  5,344      42,616
    Boskalis Westminster..............................  4,127     162,576
#   Brunel International NV...........................  1,227      20,583
    Corbion NV........................................  4,897     108,865
#   Delta Lloyd NV.................................... 12,728      75,295
*   Fugro NV..........................................  3,143      46,308
#   Gemalto NV........................................  2,100     126,192
#*  Heijmans NV.......................................  1,624      12,523
    Hunter Douglas NV.................................    130       5,219
    IMCD Group NV.....................................    302      10,706

                                     1855

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
NETHERLANDS -- (Continued)
    KAS Bank NV.......................................    488 $    5,205
    Kendrion NV.......................................  1,006     23,609
*   Koninklijke BAM Groep NV.......................... 19,826    106,531
    Koninklijke Vopak NV..............................  2,077     90,340
*   Ordina NV.........................................  2,349      2,484
*   PostNL NV......................................... 33,579    122,197
#*  SBM Offshore NV................................... 13,376    176,577
    Sligro Food Group NV..............................  1,416     51,902
#*  SNS Reaal NV...................................... 15,156         --
*   Telegraaf Media Groep NV..........................  1,964      8,036
    TKH Group NV......................................  3,206    119,149
    TNT Express NV.................................... 27,007    230,395
*   TomTom NV.........................................  9,430     97,852
    USG People NV.....................................  5,476    102,199
    Wessanen..........................................  8,503     72,190
                                                              ----------
TOTAL NETHERLANDS.....................................         2,533,268
                                                              ----------
NEW ZEALAND -- (1.3%)
#*  a2 Milk Co., Ltd.................................. 16,703     20,391
    Air New Zealand, Ltd.............................. 41,085     78,820
    Briscoe Group, Ltd................................ 15,371     28,383
*   Chorus, Ltd....................................... 27,692     67,515
    Contact Energy, Ltd............................... 38,559    115,258
*   Diligent Corp.....................................  2,758     10,727
    Ebos Group, Ltd...................................  6,927     60,544
    Fisher & Paykel Healthcare Corp., Ltd............. 33,890    190,514
    Freightways, Ltd.................................. 12,116     49,957
    Genesis Energy, Ltd............................... 32,503     40,104
    Hallenstein Glasson Holdings, Ltd.................  5,327     11,335
    Heartland Bank, Ltd............................... 21,704     17,455
    Infratil, Ltd..................................... 46,774     94,062
    Kathmandu Holdings, Ltd...........................  8,788      8,690
#   Mainfreight, Ltd..................................  6,428     62,106
    Metlifecare, Ltd.................................. 17,037     48,860
    Mighty River Power, Ltd........................... 31,859     54,899
    New Zealand Refining Co., Ltd. (The).............. 13,533     32,552
    Nuplex Industries, Ltd............................ 14,414     38,861
    NZX, Ltd..........................................  4,430      2,993
    PGG Wrightson, Ltd................................ 10,577      2,816
    Port of Tauranga, Ltd.............................  6,153     74,568
    Restaurant Brands New Zealand, Ltd................  9,560     26,201
    Ryman Healthcare, Ltd............................. 23,264    121,445
    Sanford, Ltd......................................  6,562     24,274
    SKY Network Television, Ltd....................... 23,513     69,839
    SKYCITY Entertainment Group, Ltd.................. 35,334    107,244
    Steel & Tube Holdings, Ltd........................  5,579      7,755
    Summerset Group Holdings, Ltd..................... 22,761     58,715
    Tower, Ltd........................................ 13,924     16,482
    Trade Me Group, Ltd............................... 32,478     84,656
#   TrustPower, Ltd...................................  4,827     23,621
    Vector, Ltd....................................... 23,021     48,231
    Warehouse Group, Ltd. (The).......................  5,475      9,517
*   Xero, Ltd.........................................  4,066     44,469

                                     1856

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd.....................................   7,524 $   32,850
                                                               ----------
TOTAL NEW ZEALAND.....................................          1,786,709
                                                               ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA....................  24,317     16,839
#*  Akastor ASA.......................................   9,797      9,852
    Aker ASA Class A..................................   2,100     37,393
    American Shipping Co. ASA.........................   2,165      6,347
    Atea ASA..........................................   5,000     40,698
    Austevoll Seafood ASA.............................   5,800     37,216
    Bakkafrost P/F....................................   2,040     67,946
    Bonheur ASA.......................................      83        481
    Borregaard ASA....................................   4,109     20,854
    BW LPG, Ltd.......................................   2,493     19,142
    BW Offshore, Ltd..................................  39,005      9,594
#*  Det Norske Oljeselskap ASA........................   6,639     40,559
#*  DNO ASA...........................................  21,858     14,645
    Ekornes ASA.......................................   1,600     17,307
    Farstad Shipping ASA..............................     800      1,418
*   Fred Olsen Energy ASA.............................   3,343     13,342
    Frontline, Ltd....................................   7,708     16,989
    Ganger Rolf ASA...................................   1,960      9,921
#   Hexagon Composites ASA............................   6,540     15,596
#   Hoegh LNG Holdings, Ltd...........................   4,064     42,374
*   Kongsberg Automotive ASA..........................  47,061     31,964
    Kvaerner ASA......................................  10,879      8,470
    Leroy Seafood Group ASA...........................     355     13,615
#*  Nordic Semiconductor ASA..........................   6,143     28,715
#*  Norske Skogindustrier ASA.........................   7,000      1,781
#*  Norwegian Air Shuttle ASA.........................   1,507     45,802
*   Odfjell SE Class A................................   1,000      2,776
#   Opera Software ASA................................   6,271     32,102
#   Petroleum Geo-Services ASA........................  13,760     41,990
#   Prosafe SE........................................  16,087     26,212
*   REC Silicon ASA................................... 140,159     21,502
    Salmar ASA........................................   2,871     56,608
*   Sevan Marine ASA..................................   1,337      2,791
    Solstad Offshore ASA..............................   1,000      1,992
*   Songa Offshore....................................  22,582      2,307
    SpareBank 1 SMN...................................   8,057     43,684
    SpareBank 1 SR-Bank ASA...........................   8,340     34,519
    Stolt-Nielsen, Ltd................................   1,022     11,737
*   Storebrand ASA....................................  13,943     56,793
    Tomra Systems ASA.................................   9,922     96,326
    Veidekke ASA......................................   4,900     61,383
    Wilh Wilhelmsen ASA...............................   1,741      6,540
    Wilh Wilhelmsen Holding ASA Class A...............   2,050     29,910
                                                               ----------
TOTAL NORWAY..........................................          1,098,032
                                                               ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA.....................................   7,954     32,318
*   Banco BPI SA......................................  40,060     43,840

                                     1857

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                       --------- --------
PORTUGAL -- (Continued)
#*  Banco Comercial Portugues SA Class R.............. 1,264,869 $ 53,508
    CTT-Correios de Portugal SA.......................     3,136   27,241
    EDP Renovaveis SA.................................     9,839   76,445
#   Mota-Engil SGPS SA................................     8,817   13,908
    NOS SGPS SA.......................................    11,746   85,243
    Portucel SA.......................................    32,374  108,374
    REN - Redes Energeticas Nacionais SGPS SA.........    23,089   69,405
    Semapa-Sociedade de Investimento e Gestao.........       344    4,140
    Sonae SGPS SA.....................................    54,351   60,950
                                                                 --------
TOTAL PORTUGAL........................................            575,372
                                                                 --------
SINGAPORE -- (1.3%)
    Ascendas India Trust..............................    16,000    9,011
*   Ausgroup, Ltd.....................................    44,000    3,558
    Banyan Tree Holdings, Ltd.........................     7,000    1,842
*   Biosensors International Group, Ltd...............   111,000   60,184
*   Boustead Projects, Ltd............................     6,600    3,129
    Boustead Singapore, Ltd...........................    22,000   12,262
    Bukit Sembawang Estates, Ltd......................    10,500   32,353
*   Bund Center Investment, Ltd.......................   108,000   12,644
    China Aviation Oil Singapore Corp., Ltd...........     9,600    4,393
    China Merchants Holdings Pacific, Ltd.............    45,045   24,913
    Chip Eng Seng Corp., Ltd..........................    45,000   20,465
    Chuan Hup Holdings, Ltd...........................    87,000   16,289
#   Cosco Corp. Singapore, Ltd........................    76,000   18,108
*   Creative Technology, Ltd..........................     2,650    2,018
    CSE Global, Ltd...................................    40,000   12,372
#   CWT, Ltd..........................................    12,000   15,510
*   Del Monte Pacific, Ltd............................    72,000   17,819
#   Ezion Holdings, Ltd...............................    79,400   29,154
*   Ezra Holdings, Ltd................................   234,044    9,490
    Falcon Energy Group, Ltd..........................    21,000    2,598
    Far East Orchard, Ltd.............................    11,239   11,595
    First Resources, Ltd..............................    28,300   34,859
    Fragrance Group, Ltd..............................    82,000   10,773
    Frasers Centrepoint, Ltd..........................     9,000   10,440
    GK Goh Holdings, Ltd..............................    17,813    9,732
    GL, Ltd...........................................    53,000   32,117
    Global Premium Hotels, Ltd........................     6,560    1,342
*   GMG Global, Ltd...................................    27,500    5,993
    Golden Agri-Resources, Ltd........................   361,300   94,644
#   GuocoLand, Ltd....................................     5,000    5,959
    Haw Par Corp., Ltd................................       900    4,882
    Hi-P International, Ltd...........................    23,000    6,603
    Ho Bee Land, Ltd..................................    14,000   18,501
    Hong Fok Corp., Ltd...............................    49,200   23,909
    Hong Leong Asia, Ltd..............................     8,000    4,314
    Hotel Grand Central, Ltd..........................    39,135   32,011
    Hwa Hong Corp., Ltd...............................    59,000   11,925
#   Hyflux, Ltd.......................................    27,500    9,430
    Indofood Agri Resources, Ltd......................    28,000    8,506
    k1 Ventures, Ltd..................................    24,000   16,112
    Keppel Infrastructure Trust.......................   137,674   44,559

                                     1858

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    M1, Ltd...........................................  18,500 $   30,085
    Mandarin Oriental International, Ltd..............  13,800     18,677
    Metro Holdings, Ltd...............................  49,200     28,946
    Midas Holdings, Ltd............................... 114,000     20,523
    Nam Cheong, Ltd...................................  67,000      4,813
#*  Neptune Orient Lines, Ltd.........................  46,800     40,730
#   Noble Group, Ltd.................................. 229,800     50,792
    Olam International, Ltd...........................   9,600     10,974
#   OSIM International, Ltd...........................  18,000     12,883
    OUE, Ltd..........................................  23,000     26,677
    Oxley Holdings, Ltd...............................  57,000     16,905
#   Petra Foods, Ltd..................................  20,200     32,783
    Raffles Education Corp., Ltd......................  49,200      8,278
    Raffles Medical Group, Ltd........................  21,233     60,637
    Religare Health Trust.............................  16,600     10,987
    Rotary Engineering, Ltd...........................  17,000      3,651
    SATS, Ltd.........................................  29,400     80,434
    SBS Transit, Ltd..................................  23,000     31,532
    SembCorp Industries, Ltd..........................   7,300     13,009
#   SembCorp Marine, Ltd..............................  39,100     43,234
    Sheng Siong Group, Ltd............................  37,000     21,736
*   SIIC Environment Holdings, Ltd....................  21,700     10,007
    Sinarmas Land, Ltd................................ 108,000     32,001
    Singapore Post, Ltd...............................  68,500     64,475
    SMRT Corp., Ltd...................................  56,000     60,161
    Stamford Land Corp., Ltd..........................  21,000      7,203
*   SunVic Chemical Holdings, Ltd.....................  40,000      3,980
    Super Group, Ltd..................................  46,000     24,535
*   Swiber Holdings, Ltd..............................  17,249      2,240
#   Swissco Holdings, Ltd.............................  15,000      2,048
    Tat Hong Holdings, Ltd............................  35,000     11,488
    Tuan Sing Holdings, Ltd...........................  44,628      9,757
    United Engineers, Ltd.............................  34,000     42,657
    United Industrial Corp., Ltd......................   6,600     13,943
    UOB-Kay Hian Holdings, Ltd........................  32,422     31,579
#*  Vard Holdings, Ltd................................  33,000      3,527
    Venture Corp., Ltd................................  17,800     97,522
    Wheelock Properties Singapore, Ltd................  20,000     19,204
    Wing Tai Holdings, Ltd............................  45,970     49,657
    Yeo Hiap Seng, Ltd................................   2,482      2,274
*   Yongnam Holdings, Ltd.............................  17,500      4,109
                                                               ----------
TOTAL SINGAPORE.......................................          1,766,971
                                                               ----------
SPAIN -- (2.0%)
    Acciona SA........................................   1,954    150,111
    Acerinox SA.......................................   8,883     80,110
    Adveo Group International SA......................     770      4,800
    Almirall SA.......................................   4,299     82,999
    Atresmedia Corp de Medios de Comunicacion SA......   4,815     45,694
    Azkoyen SA........................................   2,184     10,238
*   Baron de Ley......................................      67      7,018
#   Bolsas y Mercados Espanoles SHMSF SA..............   4,600    138,199
*   Cementos Portland Valderrivas SA..................   1,167      6,472

                                     1859

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SPAIN -- (Continued)
    Cie Automotive SA.................................  3,637 $   53,039
    Construcciones y Auxiliar de Ferrocarriles SA.....    152     40,346
    Distribuidora Internacional de Alimentacion SA.... 35,836    193,172
    Duro Felguera SA..................................  7,718     10,014
    Ebro Foods SA.....................................  6,598    129,313
    Elecnor SA........................................  1,707     12,289
    Ence Energia y Celulosa SA........................ 19,515     62,233
*   Ercros SA.........................................  3,027      1,632
    Faes Farma SA..................................... 24,697     72,393
*   Fomento de Construcciones y Contratas SA..........  8,698     65,607
    Gamesa Corp. Tecnologica SA....................... 12,857    240,279
    Grupo Catalana Occidente SA.......................  2,884     88,526
*   Grupo Ezentis SA..................................  6,877      2,921
    Iberpapel Gestion SA..............................    936     17,108
#*  Indra Sistemas SA.................................  6,332     62,602
*   Inmobiliaria Colonial SA.......................... 96,104     64,379
*   Liberbank SA...................................... 37,803     52,354
    Mediaset Espana Comunicacion SA...................  9,781     95,119
    Melia Hotels International SA.....................  5,653     61,732
    Miquel y Costas & Miquel SA.......................    740     27,859
*   NH Hotel Group SA................................. 16,473     68,440
    Obrascon Huarte Lain SA...........................  9,477     50,707
    Papeles y Cartones de Europa SA...................  2,989     15,792
*   Pescanova SA......................................  1,077         --
*   Pharma Mar SA..................................... 15,603     39,626
*   Promotora de Informaciones SA Class A.............  3,874     20,117
    Prosegur Cia de Seguridad SA...................... 17,048     76,474
*   Realia Business SA................................  6,280      5,997
#   Sacyr SA.......................................... 23,862     40,246
    Tecnicas Reunidas SA..............................  2,130     70,974
    Tubacex SA........................................  5,465      9,876
#   Tubos Reunidos SA.................................  8,287      5,358
    Vidrala SA........................................  1,515     74,169
    Viscofan SA.......................................  2,819    168,965
    Zardoya Otis SA...................................  8,078     85,100
                                                              ----------
TOTAL SPAIN...........................................         2,610,399
                                                              ----------
SWEDEN -- (3.4%)
    AAK AB............................................  1,800    117,171
    AddTech AB Class B................................  4,997     68,364
    AF AB Class B.....................................  5,364     84,582
*   Arcam AB..........................................    630     12,922
#   Atrium Ljungberg AB Class B.......................  2,399     34,694
    Avanza Bank Holding AB............................  1,713     64,616
    Axfood AB.........................................  1,599     27,977
    B&B Tools AB Class B..............................  2,500     31,996
    Beijer Alma AB....................................  1,700     38,105
    Beijer Ref AB Class B.............................  1,786     39,025
    Betsson AB........................................  7,041    112,548
    Bilia AB Class A..................................  4,130     77,460
    BillerudKorsnas AB................................ 10,447    166,472
    BioGaia AB Class B................................  1,689     50,673
    Bure Equity AB....................................  1,767     13,179

                                     1860

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Byggmax Group AB..................................  7,775 $ 64,674
    Castellum AB......................................  9,541  142,243
#   Catena AB.........................................  1,487   19,869
    Clas Ohlson AB Class B............................  2,530   41,947
*   Cloetta AB Class B................................ 22,873   73,539
    Concentric AB.....................................  3,360   34,143
    Dios Fastigheter AB...............................  3,244   21,328
    Duni AB...........................................  3,495   52,320
#   Elekta AB Class B................................. 11,467   85,516
#*  Eniro AB.......................................... 30,666    3,139
    Fabege AB.........................................  9,193  142,524
*   Fastighets AB Balder..............................  4,383   97,933
#*  Fingerprint Cards AB Class B......................    961   52,005
    Granges AB........................................  1,905   14,792
    Gunnebo AB........................................  3,000   14,948
    Haldex AB.........................................  3,360   29,054
    Hemfosa Fastigheter AB............................  4,341   42,896
    Hexpol AB.........................................  7,629   67,698
    HIQ International AB..............................  4,214   24,502
    Holmen AB Class B.................................  4,045  115,931
    Hufvudstaden AB Class A...........................  3,851   53,067
#   Indutrade AB......................................  1,819   96,840
    Intrum Justitia AB................................  4,262  141,228
    Inwido AB.........................................    573    6,351
    ITAB Shop Concept AB Class B......................    505   14,816
    JM AB.............................................  4,116  113,353
    KappAhl AB........................................  6,122   24,376
#*  Karolinska Development AB Class B.................  1,741    1,907
#   Klovern AB Class B................................ 27,646   27,596
    Kungsleden AB..................................... 11,062   73,975
    Lagercrantz Group AB Class B......................  7,500   58,763
    Lindab International AB...........................  4,854   35,053
    Loomis AB Class B.................................  3,503  104,323
*   Medivir AB Class B................................  1,986   15,562
#   Mekonomen AB......................................  1,956   39,938
    Modern Times Group MTG AB Class B.................  3,275   86,862
    Mycronic AB.......................................  8,284   74,294
    NCC AB Class B....................................  4,278  145,235
*   Net Insight AB Class B............................ 11,409    8,280
    NetEnt AB.........................................  1,952   97,623
#   New Wave Group AB Class B.........................  2,000    7,187
    Nibe Industrier AB Class B........................  4,106  118,650
    Nobia AB..........................................  8,067   90,119
    Nolato AB Class B.................................  2,054   54,250
    Nordnet AB Class B................................  9,555   38,087
#*  Oriflame Holding AG...............................  2,508   35,328
    Peab AB........................................... 11,220   85,199
*   Qliro Group AB....................................  3,088    2,526
    Ratos AB Class B.................................. 18,033   96,686
*   RaySearch Laboratories AB.........................  1,416   16,143
    Rezidor Hotel Group AB............................  7,735   26,448
    Saab AB Class B...................................  3,810  115,009
    Sagax AB Class B..................................  1,910   13,991

                                     1861

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
#*  SAS AB............................................  7,999 $   23,016
    SkiStar AB........................................  1,500     20,311
#*  SSAB AB Class A(B17H0S8).......................... 10,488     25,297
#*  SSAB AB Class A(BPRBWK4)..........................  3,811      9,172
#*  SSAB AB Class B(B17H3F6)..........................  5,703     11,980
*   SSAB AB Class B(BPRBWM6)..........................  9,728     20,369
    Sweco AB..........................................  1,769     25,962
    Sweco AB Class B..................................  2,865     42,133
    Systemair AB......................................    107      1,390
    Thule Group AB (The)..............................  2,310     27,564
    Unibet Group P.L.C................................ 14,128    159,909
    Vitrolife AB......................................  1,018     32,069
    Wallenstam AB Class B............................. 11,522     82,077
    Wihlborgs Fastigheter AB..........................  4,598     88,337
                                                              ----------
TOTAL SWEDEN..........................................         4,569,436
                                                              ----------
SWITZERLAND -- (5.1%)
*   AFG Arbonia-Forster Holding AG....................  2,652     25,641
    Allreal Holding AG................................    904    119,225
    Alpiq Holding AG..................................    101     10,383
    ams AG............................................  4,508    124,485
    APG SGA SA........................................     64     24,887
    Ascom Holding AG..................................  3,915     62,494
    Autoneum Holding AG...............................    308     67,196
    Bachem Holding AG Class B.........................    343     17,432
    Baloise Holding AG................................  2,445    299,720
    Bank Coop AG......................................    580     23,465
    Banque Cantonale de Geneve........................     85     22,003
    Banque Cantonale Vaudoise.........................    150     90,561
    Barry Callebaut AG................................    116    132,796
    Belimo Holding AG.................................     33     74,834
    Bell AG...........................................     14     49,155
    Bellevue Group AG.................................    298      4,168
#   Berner Kantonalbank AG............................    278     52,502
    BKW AG............................................  1,235     45,133
    Bobst Group SA....................................    800     32,844
#   Bossard Holding AG Class A........................    359     33,059
    Bucher Industries AG..............................    430     88,167
    Burckhardt Compression Holding AG.................    171     53,385
    Burkhalter Holding AG.............................    185     19,099
    Cembra Money Bank AG..............................    928     55,835
*   Charles Voegele Holding AG........................    750      5,450
    Cie Financiere Tradition SA.......................     66      3,928
    Clariant AG....................................... 13,904    227,044
    Coltene Holding AG................................    250     15,110
    Conzzeta AG.......................................     84     50,662
*   Cosmo Pharmaceuticals SA..........................     32      4,698
    Daetwyler Holding AG..............................    502     64,086
    DKSH Holding AG...................................  1,553     95,626
    dorma+kaba Holding AG Class B.....................    194    119,843
*   Dufry AG..........................................  1,410    152,890
    Edmond de Rothschild Suisse SA....................      1     15,531
    EFG International AG..............................  4,617     40,250

                                     1862

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
    Emmi AG...........................................    195 $ 89,961
    Energiedienst Holding AG..........................  1,000   24,392
    Flughafen Zuerich AG..............................    262  193,178
    Forbo Holding AG..................................    139  147,522
    Galenica AG.......................................     86  120,158
    GAM Holding AG.................................... 11,069  154,640
    Gategroup Holding AG..............................  2,087   77,149
    Georg Fischer AG..................................    269  177,772
    Gurit Holding AG..................................     25   12,669
    Helvetia Holding AG...............................    478  249,097
    Huber & Suhner AG.................................    743   31,409
    Implenia AG.......................................  1,185   58,140
    Inficon Holding AG................................    149   42,283
    Interroll Holding AG..............................     59   45,499
    Intershop Holding AG..............................    111   44,858
    Jungfraubahn Holding AG...........................     31    2,855
    Kardex AG.........................................    792   56,760
    Komax Holding AG..................................    407   86,398
    Kudelski SA.......................................  4,680   64,257
    Kuoni Reisen Holding AG...........................    287   89,332
    LEM Holding SA....................................     41   30,120
    Liechtensteinische Landesbank AG..................    783   27,656
    Logitech International SA......................... 10,282  163,146
    Luzerner Kantonalbank AG..........................    219   81,342
    MCH Group AG......................................     12      716
    Metall Zug AG.....................................     19   46,811
#*  Meyer Burger Technology AG........................  5,000   28,832
    Micronas Semiconductor Holding AG.................  2,979   21,495
    Mobilezone Holding AG.............................  2,585   36,298
    Mobimo Holding AG.................................    639  134,909
    OC Oerlikon Corp. AG.............................. 12,397  110,645
*   Orascom Development Holding AG....................    935    8,164
    Orior AG..........................................    485   28,790
    Panalpina Welttransport Holding AG................    762   73,967
    Phoenix Mecano AG.................................     50   21,354
*   Plazza AG.........................................     84   16,280
    PSP Swiss Property AG.............................  2,405  204,943
    Rieter Holding AG.................................    205   38,000
    Romande Energie Holding SA........................     27   24,510
*   Schmolz + Bickenbach AG........................... 47,389   22,751
    Schweiter Technologies AG.........................     84   69,055
    Siegfried Holding AG..............................    420   77,407
    St Galler Kantonalbank AG.........................    198   70,199
    Straumann Holding AG..............................    643  195,229
    Sulzer AG.........................................  1,065   97,130
    Swiss Prime Site AG...............................  3,707  296,664
    Swissquote Group Holding SA.......................    538   13,823
    Tamedia AG........................................    249   41,430
    Tecan Group AG....................................    666   96,172
    Temenos Group AG..................................  3,300  160,401
    U-Blox AG.........................................    460   92,786
    Valiant Holding AG................................  1,014  110,651
    Valora Holding AG.................................    199   40,979

                                     1863

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Vaudoise Assurances Holding SA....................      75 $   36,675
    Vetropack Holding AG..............................      17     23,562
*   Von Roll Holding AG...............................   1,435        865
    Vontobel Holding AG...............................   1,933     81,430
    VP Bank AG........................................      38      3,122
    VZ Holding AG.....................................      84     22,478
    Walliser Kantonalbank.............................     150     11,173
    Warteck Invest AG.................................       2      3,400
    Ypsomed Holding AG................................     227     31,643
    Zehnder Group AG..................................   1,193     42,023
    Zug Estates Holding AG............................      12     17,308
    Zuger Kantonalbank AG.............................       8     37,353
                                                               ----------
TOTAL SWITZERLAND.....................................          6,885,603
                                                               ----------
UNITED KINGDOM -- (16.1%)
    4imprint Group P.L.C..............................     620     10,453
    888 Holdings P.L.C................................   5,052     12,633
    A.G.BARR P.L.C....................................   6,780     51,002
    AA P.L.C..........................................   2,719     11,461
    Acacia Mining P.L.C...............................  12,404     36,648
    Afren P.L.C.......................................  57,931          6
    Amec Foster Wheeler P.L.C.........................  12,067     71,445
    Amlin P.L.C.......................................  23,661    225,887
    Anglo Pacific Group P.L.C.........................  11,773      9,558
    Anglo-Eastern Plantations P.L.C...................     186      1,410
    Arrow Global Group P.L.C..........................   1,830      5,869
#   Ashmore Group P.L.C...............................  14,773     46,457
    AVEVA Group P.L.C.................................   1,910     36,499
    Avon Rubber P.L.C.................................   1,029     11,686
    B&M European Value Retail SA......................   3,904     15,682
*   Balfour Beatty P.L.C..............................  57,629    206,652
    BBA Aviation P.L.C................................  67,499    157,249
    Beazley P.L.C.....................................  34,508    185,545
    Bellway P.L.C.....................................  10,350    410,974
    Berendsen P.L.C...................................  11,728    182,878
    Betfair Group P.L.C...............................   2,909    182,133
    BGEO Group P.L.C..................................   2,027     51,321
    Bloomsbury Publishing P.L.C.......................   3,174      6,784
    Bodycote P.L.C....................................  11,574     90,523
    Booker Group P.L.C................................  79,780    189,859
    Bovis Homes Group P.L.C...........................  15,605    209,106
    Brammer P.L.C.....................................  10,209     24,703
    Brewin Dolphin Holdings P.L.C.....................  25,189    100,658
    British Polythene Industries P.L.C................   2,000     19,840
    Britvic P.L.C.....................................  15,134    156,244
*   BTG P.L.C.........................................  10,097     84,618
    Bwin Party Digital Entertainment P.L.C............  45,519     81,529
    Cable & Wireless Communications P.L.C............. 131,205    129,340
*   Cairn Energy P.L.C................................  29,108     59,501
    Cambian Group P.L.C...............................   1,788      2,975
    Cape P.L.C........................................   6,374     20,542
    Capital & Counties Properties P.L.C...............  11,845     62,680
#   Carillion P.L.C...................................  31,663    124,438

                                     1864

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Castings P.L.C....................................  4,744 $ 31,750
    Centamin P.L.C.................................... 92,292   89,516
    Chemring Group P.L.C.............................. 15,420   36,946
    Chesnara P.L.C....................................  3,745   17,470
    Cineworld Group P.L.C............................. 11,143   80,409
    Clarkson P.L.C....................................    606   17,827
    Close Brothers Group P.L.C........................ 12,747  234,860
*   CLS Holdings P.L.C................................    110    2,538
    Cobham P.L.C...................................... 61,105  221,848
    Communisis P.L.C..................................  4,956    3,147
    Computacenter P.L.C...............................  5,283   62,305
    Connect Group P.L.C............................... 13,916   29,136
    Consort Medical P.L.C.............................  2,504   36,255
    Countrywide P.L.C.................................  6,154   30,869
    Cranswick P.L.C...................................  3,951  117,913
    Crest Nicholson Holdings P.L.C....................  1,218    9,960
    Croda International P.L.C.........................  4,866  198,726
    Daejan Holdings P.L.C.............................    303   26,497
    Daily Mail & General Trust P.L.C.................. 16,246  157,316
    Dairy Crest Group P.L.C........................... 15,198  141,791
    Darty P.L.C....................................... 16,202   23,504
    DCC P.L.C.........................................  4,270  329,657
    De La Rue P.L.C...................................  5,731   36,455
    Debenhams P.L.C................................... 96,901  108,799
    Dechra Pharmaceuticals P.L.C......................  4,897   69,948
    Devro P.L.C....................................... 16,040   68,491
    Dialight P.L.C....................................  1,573   10,052
    Dignity P.L.C.....................................  2,685   90,157
    Diploma P.L.C..................................... 10,562  101,176
    Domino's Pizza Group P.L.C........................  7,036   98,979
    Drax Group P.L.C.................................. 20,019   72,255
    DS Smith P.L.C.................................... 75,229  393,616
    Dunelm Group P.L.C................................    394    4,934
    E2V Technologies P.L.C............................  8,031   24,262
    Electrocomponents P.L.C........................... 37,814  113,432
    Elementis P.L.C................................... 34,278  105,270
*   EnQuest P.L.C..................................... 53,104   11,839
*   Enterprise Inns P.L.C............................. 42,171   55,534
    Essentra P.L.C.................................... 14,785  155,373
    esure Group P.L.C................................. 13,328   47,758
    Euromoney Institutional Investor P.L.C............  4,036   51,625
*   Evraz P.L.C.......................................  9,367    8,365
    Fenner P.L.C...................................... 15,676   23,778
    Ferrexpo P.L.C.................................... 14,004    3,463
    Fidessa Group P.L.C...............................  3,854  103,558
*   Findel P.L.C......................................  2,049    5,693
*   Firstgroup P.L.C.................................. 95,248  126,857
*   Flybe Group P.L.C.................................  9,733   10,291
    Fortune Oil CVR................................... 16,855       22
    Fuller Smith & Turner P.L.C. Class A..............  3,070   50,417
*   Future P.L.C...................................... 13,448    1,851
    Galliford Try P.L.C...............................  5,057  107,478

                                     1865

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Games Workshop Group P.L.C........................    510 $  3,820
    Gem Diamonds, Ltd.................................  5,200    8,755
    Genus P.L.C.......................................  5,380  110,415
    Go-Ahead Group P.L.C..............................  2,988  104,909
    Grafton Group P.L.C............................... 13,360  134,283
    Grainger P.L.C.................................... 18,275   60,363
    Greencore Group P.L.C............................. 37,791  209,928
    Greene King P.L.C................................. 20,249  255,069
    Greggs P.L.C......................................  4,959   73,911
    Halfords Group P.L.C.............................. 14,015   76,183
    Halma P.L.C....................................... 26,320  314,951
    Hays P.L.C........................................ 83,554  151,708
    Headlam Group P.L.C...............................  3,793   26,582
    Helical Bar P.L.C.................................  9,778   56,248
    Henderson Group P.L.C............................. 72,990  290,407
    Henry Boot P.L.C..................................  3,595   11,424
    Hill & Smith Holdings P.L.C.......................  6,597   70,757
    Hilton Food Group P.L.C...........................    123      915
    Hiscox, Ltd....................................... 17,329  246,130
*   Hochschild Mining P.L.C........................... 22,160   14,907
    Home Retail Group P.L.C........................... 49,961   97,684
    HomeServe P.L.C................................... 11,333   65,613
    Howden Joinery Group P.L.C........................ 42,954  307,667
    Hunting P.L.C..................................... 14,421   63,547
    Huntsworth P.L.C..................................  6,947    3,591
    ICAP P.L.C........................................ 34,293  237,229
    IG Group Holdings P.L.C........................... 21,847  229,192
*   Imagination Technologies Group P.L.C.............. 20,586   39,051
    IMI P.L.C.........................................  2,516   29,053
    Inchcape P.L.C.................................... 25,389  261,057
    Indivior P.L.C.................................... 23,356   50,562
    Informa P.L.C..................................... 26,210  238,368
    Intermediate Capital Group P.L.C.................. 13,578  113,188
*   International Ferro Metals, Ltd...................  5,038       49
    International Personal Finance P.L.C.............. 10,952   37,761
    Interserve P.L.C.................................. 17,760  118,786
*   IP Group P.L.C.................................... 26,402   70,032
    ITE Group P.L.C................................... 26,658   53,507
    J D Wetherspoon P.L.C.............................  5,912   57,092
    James Fisher & Sons P.L.C.........................  3,677   56,681
    Jardine Lloyd Thompson Group P.L.C................ 12,567  149,819
    JD Sports Fashion P.L.C...........................  2,521   41,199
    John Menzies P.L.C................................  3,000   17,528
    John Wood Group P.L.C............................. 21,408  197,882
*   Johnston Press P.L.C..............................    693      351
    Jupiter Fund Management P.L.C..................... 21,592  128,515
#*  KAZ Minerals P.L.C................................ 22,228   36,660
    KCOM Group P.L.C.................................. 50,188   83,371
    Keller Group P.L.C................................  7,196   84,177
    Kier Group P.L.C..................................  7,445  141,968
    Ladbrokes P.L.C................................... 55,207  100,578
    Laird P.L.C....................................... 18,315   93,139
*   Lamprell P.L.C.................................... 23,029   27,553

                                     1866

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Lancashire Holdings, Ltd.......................... 11,107 $ 99,288
    Lavendon Group P.L.C..............................  5,479   10,591
    Lookers P.L.C..................................... 23,097   52,115
    Low & Bonar P.L.C.................................  8,760    7,845
    LSL Property Services P.L.C.......................  2,132    7,638
    Macfarlane Group P.L.C............................  6,000    4,743
    Man Group P.L.C................................... 98,644  230,695
    Management Consulting Group P.L.C................. 25,424    5,316
    Marshalls P.L.C................................... 11,710   51,506
    Marston's P.L.C................................... 36,443   82,160
    McBride P.L.C.....................................  6,500   14,366
    Mears Group P.L.C.................................  7,017   42,594
    Melrose Industries P.L.C..........................  6,431   27,420
    Michael Page International P.L.C.................. 16,361   95,006
    Micro Focus International P.L.C...................  7,021  139,066
    Millennium & Copthorne Hotels P.L.C............... 11,865   70,358
    Mitchells & Butlers P.L.C......................... 13,334   55,356
    Mitie Group P.L.C................................. 28,935  116,897
    Moneysupermarket.com Group P.L.C.................. 18,999   91,929
    Morgan Advanced Materials P.L.C................... 25,810   78,506
    Morgan Sindall Group P.L.C........................  1,492   15,225
*   Mothercare P.L.C..................................  6,281   18,775
    N Brown Group P.L.C...............................  9,038   40,179
    National Express Group P.L.C...................... 47,751  206,748
    NCC Group P.L.C................................... 13,259   59,824
*   New World Resources P.L.C. Class A................  1,390        3
    Northgate P.L.C...................................  8,805   42,033
    Novae Group P.L.C.................................  2,610   30,525
*   Ocado Group P.L.C.................................  8,719   32,983
    OneSavings Bank P.L.C.............................  3,289   14,352
*   Ophir Energy P.L.C................................ 10,245   13,170
    Oxford Instruments P.L.C..........................  4,189   43,858
    Paragon Group of Cos. P.L.C. (The)................  7,718   34,786
    PayPoint P.L.C....................................  3,824   43,201
    Pendragon P.L.C................................... 71,768   40,487
    Pennon Group P.L.C................................ 23,088  292,648
    Petra Diamonds, Ltd............................... 38,369   48,587
    Petrofac, Ltd..................................... 10,857  123,727
*   Petropavlovsk P.L.C...............................  9,965      792
    Pets at Home Group P.L.C..........................  1,173    4,311
    Phoenix Group Holdings............................  8,004   99,228
    Photo-Me International P.L.C...................... 11,000   24,274
    Playtech P.L.C.................................... 10,496  115,346
    Poundland Group P.L.C.............................  3,762    7,640
    Premier Farnell P.L.C............................. 29,123   41,870
*   Premier Foods P.L.C............................... 58,728   31,269
*   Premier Oil P.L.C................................. 28,641    7,754
*   Punch Taverns P.L.C...............................  2,054    3,447
    PZ Cussons P.L.C.................................. 15,366   58,456
    QinetiQ Group P.L.C............................... 32,441  107,614
    Rank Group P.L.C..................................  8,059   32,130
    Rathbone Brothers P.L.C...........................  2,435   78,482
*   Raven Russia, Ltd................................. 13,465    6,457

                                     1867

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Redrow P.L.C...................................... 19,223 $122,170
    Regus P.L.C....................................... 40,642  171,806
    Renishaw P.L.C....................................  2,961   77,137
    Rentokil Initial P.L.C............................ 94,387  211,328
    Restaurant Group P.L.C. (The).....................  8,036   61,222
    Rexam P.L.C....................................... 24,146  207,032
    Ricardo P.L.C.....................................  3,538   40,083
    Rightmove P.L.C...................................  6,175  352,337
    RM P.L.C..........................................  5,224   12,025
    Rotork P.L.C...................................... 85,396  209,085
    RPC Group P.L.C................................... 24,610  264,375
    RPS Group P.L.C................................... 16,770   43,844
    Savills P.L.C.....................................  8,832   95,297
    SDL P.L.C.........................................  6,280   40,227
    Senior P.L.C...................................... 33,393  104,481
    Sepura P.L.C......................................  2,544    6,317
    Severfield P.L.C..................................  6,026    5,073
    Shanks Group P.L.C................................ 42,387   53,839
    SIG P.L.C......................................... 49,947   95,870
*   Skyepharma P.L.C..................................  3,403   19,171
    Soco International P.L.C.......................... 14,452   33,207
    Spectris P.L.C....................................  9,134  206,906
    Speedy Hire P.L.C................................. 25,705   15,209
    Spirax-Sarco Engineering P.L.C....................  4,752  207,427
    Spirent Communications P.L.C...................... 47,040   49,798
*   Sports Direct International P.L.C.................  4,590   27,294
    SSP Group P.L.C...................................  1,023    4,177
    St. Ives P.L.C....................................  3,000    9,544
    St. Modwen Properties P.L.C....................... 17,882   99,036
    Stagecoach Group P.L.C............................ 22,281   88,520
    Sthree P.L.C......................................  8,744   38,330
    SuperGroup P.L.C..................................  2,900   60,861
    Synthomer P.L.C................................... 19,135   80,432
    T Clarke P.L.C....................................  3,989    4,944
    TalkTalk Telecom Group P.L.C...................... 23,918   74,967
    Tate & Lyle P.L.C................................. 21,580  193,370
    Ted Baker P.L.C...................................  3,437  147,235
    Telecom Plus P.L.C................................  4,485   64,478
*   Thomas Cook Group P.L.C........................... 57,015   87,218
    Topps Tiles P.L.C................................. 10,400   20,240
    Tribal Group P.L.C................................  1,493      524
    Trinity Mirror P.L.C.............................. 25,964   55,742
    TT Electronics P.L.C.............................. 10,027   22,725
    Tullett Prebon P.L.C.............................. 14,365   69,171
*   Tullow Oil P.L.C.................................. 13,547   33,576
    U & I Group P.L.C.................................  5,838   17,565
    UBM P.L.C......................................... 24,041  179,846
    UDG Healthcare P.L.C.............................. 19,119  142,916
    Ultra Electronics Holdings P.L.C..................  7,343  199,788
    UNITE Group P.L.C. (The).......................... 20,904  192,240
    UTV Media P.L.C...................................  2,430    6,094
*   Vectura Group P.L.C............................... 20,878   50,146
    Vedanta Resources P.L.C...........................  8,318   29,168

                                     1868

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
    Vesuvius P.L.C....................................  14,873 $     64,314
    Victrex P.L.C.....................................   5,898      130,933
    Vitec Group P.L.C. (The)..........................   2,000       15,935
*   Volex P.L.C.......................................   1,534          990
    WH Smith P.L.C....................................   6,554      172,945
    William Hill P.L.C................................  53,746      299,212
    Wilmington P.L.C..................................   6,879       25,744
*   Wincanton P.L.C...................................   5,790       13,881
    WM Morrison Supermarkets P.L.C....................  82,933      207,447
    WS Atkins P.L.C...................................   8,387      173,219
    Xaar P.L.C........................................  10,372       70,997
    Xchanging P.L.C...................................  11,978       32,366
    XP Power, Ltd.....................................     132        2,871
                                                               ------------
TOTAL UNITED KINGDOM..................................           21,622,714
                                                               ------------
UNITED STATES -- (0.2%)
*   ARRIS International P.L.C.........................   2,155       54,960
    Equinix, Inc......................................     332      103,193
    STERIS P.L.C......................................   1,992      137,987
                                                               ------------
TOTAL UNITED STATES...................................              296,140
                                                               ------------
TOTAL COMMON STOCKS...................................          121,672,440
                                                               ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
#   Biotest AG........................................   1,086       14,383
    Draegerwerk AG & Co. KGaA.........................     315       21,032
    Fuchs Petrolub SE.................................   2,618      107,372
    Jungheinrich AG...................................   1,200       95,762
    Sartorius AG......................................     451      116,004
    Sixt SE...........................................   1,265       47,079
    STO SE & Co. KGaA.................................      74        8,127
                                                               ------------
TOTAL GERMANY.........................................              409,759
                                                               ------------
TOTAL PREFERRED STOCKS................................              409,759
                                                               ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
#*  Intercell AG Rights...............................   2,073           --
                                                               ------------
HONG KONG -- (0.0%)
#*  GCL New Energy Holdings, Ltd. Rights.............. 105,000           --
*   Hanison Construction Holdings, Ltd. Rights
      02/05/16........................................   9,066           63

                                     1869

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
*     Lai Sun Development Co., Ltd. Rights 01/26/16.....   442,708 $         --
                                                                   ------------
TOTAL HONG KONG.........................................                     63
                                                                   ------------
ITALY -- (0.0%)
#*    Saipem SpA Rights 02/11/16........................    15,509       48,723
                                                                   ------------
SWITZERLAND -- (0.0%)
*     Walliser Kantonalbank Rights 02/10/16.............       150           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 48,786
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            122,130,985
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund.................... 1,080,937   12,506,438
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $145,113,259)^^.....           $134,637,423
                                                                   ============


                                     1870

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------
                                          LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ---------- ------------ ------- ------------
Common Stocks
   Australia............................ $   16,056 $  8,105,998   --    $  8,122,054
   Austria..............................         --    1,482,732   --       1,482,732
   Belgium..............................         --    2,182,325   --       2,182,325
   Canada...............................  8,414,812           75   --       8,414,887
   China................................         --       34,465   --          34,465
   Denmark..............................         --    2,487,692   --       2,487,692
   Finland..............................         --    3,203,772   --       3,203,772
   France...............................         --    6,070,565   --       6,070,565
   Germany..............................         --    7,268,709   --       7,268,709
   Hong Kong............................         --    3,929,154   --       3,929,154
   Ireland..............................         --      777,415   --         777,415
   Israel...............................      9,261      926,096   --         935,357
   Italy................................     66,471    4,792,272   --       4,858,743
   Japan................................         --   28,159,926   --      28,159,926
   Netherlands..........................         --    2,533,268   --       2,533,268
   New Zealand..........................         --    1,786,709   --       1,786,709
   Norway...............................         --    1,098,032   --       1,098,032
   Portugal.............................         --      575,372   --         575,372
   Singapore............................         --    1,766,971   --       1,766,971
   Spain................................         --    2,610,399   --       2,610,399
   Sweden...............................         --    4,569,436   --       4,569,436
   Switzerland..........................     11,173    6,874,430   --       6,885,603
   United Kingdom.......................         --   21,622,714   --      21,622,714
   United States........................    296,140           --   --         296,140
Preferred Stocks
   Germany..............................         --      409,759   --         409,759
Rights/Warrants
   Austria..............................         --           --   --              --
   Hong Kong............................         --           63   --              63
   Italy................................         --       48,723   --          48,723
   Switzerland..........................         --           --   --              --
Securities Lending Collateral...........         --   12,506,438   --      12,506,438
                                         ---------- ------------   --    ------------
TOTAL................................... $8,813,913 $125,823,510   --    $134,637,423
                                         ========== ============   ==    ============

                                     1871

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ -----------
AGENCY OBLIGATIONS -- (6.2%)
Federal Home Loan Bank
     1.000%, 06/09/17.................................. $  700 $   702,152
     0.750%, 08/28/17..................................  2,300   2,298,323
     0.625%, 10/26/17..................................  1,150   1,146,309
     5.000%, 11/17/17..................................    510     547,570
Federal Home Loan Mortgage Corporation
     0.750%, 07/14/17..................................    500     499,845
     1.000%, 07/28/17..................................  1,900   1,906,479
     1.000%, 09/29/17..................................  1,000   1,003,082
     5.125%, 11/17/17..................................  1,425   1,533,354
     1.000%, 12/15/17..................................    200     200,646
Federal National Mortgage Association
     1.000%, 09/27/17..................................  1,500   1,504,708
     0.875%, 12/20/17..................................    780     780,732
                                                               -----------
TOTAL AGENCY OBLIGATIONS...............................         12,123,200
                                                               -----------
BONDS -- (76.4%)
3M Co.
     1.000%, 06/26/17..................................  1,000   1,001,901
Agence Francaise de Developpement
     1.125%, 10/03/16..................................  1,000   1,001,588
Alberta, Province of Canada
     1.000%, 06/21/17..................................  1,332   1,334,304
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17..................................    900     898,704
Apple, Inc.
#    1.050%, 05/05/17..................................    500     501,648
     0.900%, 05/12/17..................................  2,800   2,801,971
Asian Development Bank
     5.250%, 06/12/17..................................  1,500   1,588,305
Australia & New Zealand Banking Group, Ltd.
#    1.250%, 01/10/17..................................  1,500   1,499,716
     1.875%, 10/06/17..................................    400     402,666
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)  0.997%, 01/10/17..................................  2,800   2,800,138
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..................................    600     601,314
     0.625%, 09/15/16..................................  2,400   2,396,894
     5.125%, 10/05/16..................................    200     205,775
     0.875%, 02/21/17..................................  1,896   1,896,394
     1.375%, 09/27/17..................................    250     251,708
Bank of Montreal
     1.300%, 07/15/16..................................  2,000   2,003,914
     0.808%, 06/16/17..................................  1,000     997,306
(r)  0.894%, 09/01/17..................................  1,300   1,299,306
     1.400%, 09/11/17..................................  1,200   1,202,456

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
Bank of Nova Scotia (The)
#    1.375%, 07/15/16.................................. $2,240 $2,244,204
     1.300%, 07/21/17..................................    700    699,196
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.927%, 04/11/17..................................  2,010  2,005,486
Berkshire Hathaway Finance Corp.
     1.600%, 05/15/17..................................    500    504,065
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.767%, 01/10/17..................................    902    901,632
(r)  0.792%, 01/13/17..................................  1,500  1,499,766
(r)  0.921%, 01/12/18..................................  2,000  1,997,028
Caisse des Depots et Consignations
     0.875%, 11/07/16..................................  1,200  1,200,184
Canada Government International Bond
     0.875%, 02/14/17..................................    500    500,651
Chevron Corp.
     1.344%, 11/09/17..................................  4,100  4,089,344
Chevron Corp. Floating Rate Note
(r)  0.478%, 02/22/17..................................  1,300  1,295,332
Cisco Systems, Inc.
     3.150%, 03/14/17..................................    500    512,471
Coca-Cola Co. (The)
     0.875%, 10/27/17..................................    600    599,051
Commonwealth Bank of Australia
     1.900%, 09/18/17..................................  1,000  1,007,412
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
  Floating Rate Note
(r)  0.658%, 11/23/16..................................    900    899,721
Denmark Government International Bond
     0.875%, 03/20/17..................................    500    500,866
Development Bank of Japan, Inc.
     5.125%, 02/01/17..................................  1,500  1,559,371
     1.500%, 03/13/17..................................    500    501,437
Erste Abwicklungsanstalt
     1.000%, 02/27/17..................................  3,400  3,400,558
     1.000%, 10/13/17..................................    400    399,240
European Bank for Reconstruction & Development
     1.000%, 02/16/17..................................  1,857  1,866,283
European Investment Bank
     1.750%, 03/15/17..................................  2,800  2,828,675
     5.125%, 05/30/17..................................    500    527,928
     1.000%, 08/17/17..................................    400    400,672
     1.125%, 09/15/17..................................    500    501,555
     1.000%, 12/15/17..................................    700    699,803
Export Development Canada
     0.625%, 04/27/17..................................    500    497,587
     0.750%, 12/15/17..................................    750    747,330

                                     1872

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
Exxon Mobil Corp.
     0.921%, 03/15/17.................................. $1,000 $  999,640
FMS Wertmanagement AoeR
     0.625%, 01/30/17..................................  1,000    997,610
     1.125%, 09/05/17..................................  2,900  2,908,311
GE Capital International Funding Co.
     0.964%, 04/15/16..................................  5,476  5,478,535
Inter-American Development Bank
     1.250%, 01/16/18..................................    270    271,968
International Bank for Reconstruction & Development
     0.625%, 05/02/17..................................  1,000    991,351
International Business Machines Corp.
     5.700%, 09/14/17..................................  1,667  1,786,035
Japan Bank for International Cooperation
     1.125%, 07/19/17..................................  2,000  1,997,568
Japan Finance Organization for Municipalities
     1.500%, 09/12/17..................................  1,000  1,001,308
KFW
     0.750%, 03/17/17..................................  3,800  3,796,158
     0.875%, 09/05/17..................................  1,000    999,326
     2.375%, 12/22/17..................................    200    205,165
Kommunalbanken A.S.
     0.875%, 10/03/16..................................  1,000  1,000,672
     1.375%, 06/08/17..................................    500    502,709
Kommunekredit
     1.125%, 01/16/18..................................  1,500  1,501,902
Kommuninvest I Sverige AB
     1.625%, 02/13/17..................................  1,000  1,008,047
     1.000%, 04/11/17..................................  1,000  1,001,430
     1.000%, 10/24/17..................................  2,000  1,999,352
Landeskreditbank Baden-Wuerttemberg Foerderbank
     0.625%, 01/26/17..................................    800    798,552
     0.875%, 03/20/17..................................  1,000  1,001,303
     0.875%, 04/10/17..................................  1,400  1,400,606
     1.625%, 04/25/17..................................  1,137  1,147,608
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17..................................    500    499,731
Manitoba, Province of Canada
     4.900%, 12/06/16..................................  1,000  1,033,600
Merck & Co., Inc. Floating Rate Note
(r)  0.466%, 02/10/17..................................  1,600  1,599,173
Municipality Finance P.L.C.
     1.250%, 09/12/16..................................    500    501,249
National Australia Bank, Ltd.
#    1.300%, 07/25/16..................................    500    500,925
     1.250%, 03/17/17..................................  1,000  1,000,913
     1.300%, 06/30/17..................................    394    393,984

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
National Australia Bank, Ltd. Floating Rate Note
#(r)  1.169%, 07/25/16.................................. $  500 $  500,383
(r)   0.846%, 12/02/16..................................    500    500,213
(r)   0.896%, 03/17/17..................................  1,000    999,429
Nestle Holdings, Inc.
      1.375%, 06/21/17..................................  2,008  2,016,412
Netherlands Government Bond
      1.000%, 02/24/17..................................    500    501,316
Nordea Bank AB
      3.125%, 03/20/17..................................  1,770  1,806,021
Nordea Bank Finland P.L.C.
      0.639%, 02/13/17..................................  2,500  2,499,517
Nordic Investment Bank
      1.000%, 03/07/17..................................    300    300,727
NRW Bank
      1.000%, 05/22/17..................................    500    500,295
Oesterreichische Kontrollbank AG
      0.750%, 12/15/16..................................  2,120  2,118,616
      0.750%, 05/19/17..................................  2,000  1,997,292
Ontario, Province of Canada
      1.600%, 09/21/16..................................  1,000  1,004,153
      1.100%, 10/25/17..................................  4,080  4,077,662
      3.150%, 12/15/17..................................    404    418,247
Pfizer, Inc.
      1.100%, 05/15/17..................................    800    801,289
Royal Bank of Canada
      1.000%, 04/27/17..................................    400    399,388
#     1.250%, 06/16/17..................................    800    799,532
      1.400%, 10/13/17..................................  1,000    999,353
#     1.500%, 01/16/18..................................  1,000  1,000,966
Royal Bank of Canada Floating Rate Note
(r)   0.873%, 02/03/17..................................  1,500  1,497,991
Shell International Finance BV
#     1.125%, 08/21/17..................................  1,500  1,493,332
      1.250%, 11/10/17..................................  1,500  1,496,464
State of North Rhine-Westphalia
      1.125%, 11/21/17..................................  1,000  1,000,368
Statoil ASA
      3.125%, 08/17/17..................................  1,660  1,693,720
Svensk Exportkredit AB
      5.125%, 03/01/17..................................  1,961  2,050,622
Svenska Handelsbanken AB
      0.544%, 08/17/16..................................    500    500,015
      2.875%, 04/04/17..................................    600    611,057
Svenska Handelsbanken AB Floating Rate Note
(r)   1.063%, 09/23/16..................................  2,900  2,903,816
Toronto-Dominion Bank (The)
      1.500%, 09/09/16..................................  1,000  1,002,857
      1.125%, 05/02/17..................................    900    898,560

                                     1873

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------ ------------
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.872%, 01/06/17.................................. $1,500 $  1,498,815
Total Capital International SA
     1.500%, 02/17/17..................................  1,225    1,225,269
     1.550%, 06/28/17..................................    300      299,855
Toyota Motor Credit Corp.
     1.125%, 05/16/17..................................    650      650,668
     1.750%, 05/22/17..................................  1,000    1,007,350
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.693%, 09/23/16..................................  2,000    1,998,826
(r)  0.552%, 02/16/17..................................  2,000    1,998,246
Westpac Banking Corp.
     1.500%, 12/01/17..................................  1,500    1,500,819
Westpac Banking Corp. Floating Rate Note
(r)  0.784%, 12/01/17..................................  2,898    2,886,194
                                                               ------------
TOTAL BONDS............................................         148,853,242
                                                               ------------
U.S. TREASURY OBLIGATIONS -- (3.2%)
U.S. Treasury Notes
     0.625%, 09/30/17..................................    500      498,769
     0.750%, 10/31/17..................................  1,900    1,898,812
     2.250%, 11/30/17..................................    800      820,875
     1.000%, 12/15/17..................................  2,800    2,810,828
     0.750%, 12/31/17..................................    300      299,719
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS........................           6,329,003
                                                               ------------
TOTAL INVESTMENT SECURITIES............................         167,305,445
                                                               ------------
COMMERCIAL PAPER -- (10.6%)
Apple, Inc.
##   0.450%, 04/06/16..................................  2,000    1,998,440
Bank of Nova Scotia (The)
     0.666%, 12/05/16..................................    700      699,729
Caisse des Depots et Consignations
##   0.310%, 02/16/16..................................  1,000      999,895
COCA-COLA Co.
##   0.430%, 03/21/16..................................  1,000      999,369
     0.440%, 03/23/16..................................    500      499,664
##   0.450%, 03/23/16..................................  2,000    1,998,656
##   0.500%, 04/26/16..................................    333      332,594
Commonwealth Bank of Australia
##   0.400%, 03/02/16..................................    500      499,829
CPPIB CAPITAL, Inc.
##   0.500%, 04/22/16..................................    890      889,086
INTL BUS MACH Corp.
##   0.400%, 02/24/16..................................  2,150    2,149,523
##   0.450%, 03/22/16..................................  1,500    1,499,088

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Pfizer, Inc.
##    0.230%, 02/11/16.................................. $  1,600 $  1,599,867
PSP Capital, Inc.
##    0.310%, 02/01/16..................................    4,000    3,999,902
Siemens Capital Co. LLC
##    0.530%, 03/29/16..................................      800      799,467
##    0.500%, 04/18/16..................................    1,000      999,038
SIEMENS CAPTAL CO. LLC
      0.470%, 04/01/16..................................      700      699,504
TOTAL COMMERCIAL PAPER..................................            20,663,651
                                                                  ------------

                                                          SHARES
                                                         -------- ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.358%  994,964      994,964
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund....................  511,663    5,919,945
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $194,975,515)^^............................................ $194,884,005
                                                                  ============

                                     1874

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------
                                                        LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                                        -------- ------------ ------- ------------
Agency Obligations.....................................       -- $ 12,123,200   --    $ 12,123,200
Bonds..................................................       --  148,853,242   --     148,853,242
U.S. Treasury Obligations..............................       --    6,329,003   --       6,329,003
Commercial Paper.......................................       --   20,663,651   --      20,663,651
Temporary Cash Investments............................. $994,964           --   --         994,964
Securities Lending Collateral..........................       --    5,919,945   --       5,919,945
                                                        -------- ------------   --    ------------
TOTAL.................................................. $994,964 $193,889,041   --    $194,884,005
                                                        ======== ============   ==    ============

                                     1875

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
BONDS -- (98.6%)
AUSTRALIA -- (9.5%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19.................................. $3,838  $ 3,871,717
     2.700%, 11/16/20..................................  1,000    1,015,118
Commonwealth Bank of Australia
     2.500%, 09/20/18..................................    900      916,762
     2.250%, 03/13/19..................................  4,500    4,529,263
     2.300%, 09/06/19..................................    500      502,883
     2.300%, 03/12/20..................................    500      500,891
National Australia Bank, Ltd.
     2.250%, 07/01/19..................................    500      501,808
     2.400%, 12/09/19..................................  1,500    1,513,618
     2.625%, 07/23/20..................................  3,050    3,096,824
Westpac Banking Corp.
     2.250%, 01/17/19..................................  4,800    4,856,784
     2.300%, 05/26/20..................................  2,000    2,024,756
                                                                -----------
TOTAL AUSTRALIA........................................          23,330,424
                                                                -----------
CANADA -- (12.5%)
Alberta, Province of Canada
     1.750%, 08/26/20..................................  4,000    4,015,168
Bank of Nova Scotia (The)
     2.050%, 06/05/19..................................  3,500    3,500,252
     2.350%, 10/21/20..................................    500      500,484
Manitoba, Province of Canada
     2.050%, 11/30/20..................................  4,300    4,364,982
Ontario, Province of Canada
     4.000%, 10/07/19..................................  1,600    1,731,470
     4.400%, 04/14/20..................................    500      554,262
     1.875%, 05/21/20..................................  2,500    2,520,922
Quebec, Province of Canada
     3.500%, 07/29/20..................................  1,500    1,612,446
Royal Bank of Canada
     2.150%, 03/15/19..................................  1,000    1,008,274
     2.150%, 03/06/20..................................  3,094    3,104,640
     2.350%, 10/30/20..................................  1,369    1,369,861
Toronto-Dominion Bank (The)
     2.625%, 09/10/18..................................  1,500    1,532,004
     2.125%, 07/02/19..................................  3,000    3,021,765
     2.250%, 11/05/19..................................  1,000    1,008,619
     2.500%, 12/14/20..................................    800      806,274
                                                                -----------
TOTAL CANADA...........................................          30,651,423
                                                                -----------
FRANCE -- (5.2%)
Agence Francaise de Developpement
     1.625%, 01/21/20..................................  5,600    5,588,436
Dexia Credit Local SA
     2.250%, 01/30/19..................................  2,000    2,026,222

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
FRANCE -- (Continued)
Total Capital International SA
       2.100%, 06/19/19..................................   $ 2,650 $ 2,639,633
Total Capital SA
       2.125%, 08/10/18..................................     1,300   1,302,794
       4.450%, 06/24/20..................................     1,000   1,077,513
                                                                    -----------
TOTAL FRANCE.............................................            12,634,598
                                                                    -----------
GERMANY -- (5.1%)
KFW
       1.500%, 04/20/20..................................     4,500   4,497,210
NRW Bank
       1.875%, 07/01/19..................................     1,700   1,721,573
       2.000%, 09/23/19..................................     3,200   3,247,344
State of North Rhine-Westphalia
       1.625%, 01/22/20..................................     3,000   3,000,300
                                                                    -----------
TOTAL GERMANY............................................            12,466,427
                                                                    -----------
IRELAND -- (2.5%)
GE Capital International Funding Co.
       2.342%, 11/15/20..................................     2,800   2,810,861
       2.342%, 11/15/20..................................     1,600   1,606,206
GE Capital UK Funding
       5.875%, 11/04/20.................................. GBP 1,000   1,672,624
                                                                    -----------
TOTAL IRELAND............................................             6,089,691
                                                                    -----------
JAPAN -- (2.7%)
Development Bank of Japan, Inc.
       1.625%, 09/25/19..................................     1,000     997,634
Japan Bank for International Cooperation
       1.750%, 07/31/18..................................     1,540   1,547,376
       1.750%, 05/29/19..................................     2,030   2,033,177
       1.750%, 05/29/19..................................       400     400,609
Japan Finance Organization for Municipalities
       2.125%, 03/06/19..................................     1,700   1,717,141
                                                                    -----------
TOTAL JAPAN..............................................             6,695,937
                                                                    -----------
NETHERLANDS -- (6.1%)
Bank Nederlandse Gemeenten NV
       1.750%, 03/24/20..................................     3,000   3,015,837
Cooperatieve Rabobank UA
       2.250%, 01/14/19..................................     4,535   4,584,581
Nederlandse Waterschapsbank NV
       1.750%, 09/05/19..................................     1,000   1,008,080
Shell International Finance BV
       2.000%, 11/15/18..................................     1,300   1,295,195
       4.300%, 09/22/19..................................       500     532,423
       4.375%, 03/25/20..................................       485     518,922

                                     1876

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                       ---------- -----------
NETHERLANDS -- (Continued)
       2.125%, 05/11/20...............................   $  2,200 $ 2,154,546
       2.250%, 11/10/20...............................      2,000   1,959,488
                                                                  -----------
TOTAL NETHERLANDS.....................................             15,069,072
                                                                  -----------
NORWAY -- (3.1%)
Kommunalbanken A.S.
       1.750%, 05/28/19...............................      2,500   2,527,550
       1.500%, 10/22/19...............................        300     300,275
Statoil ASA
       1.950%, 11/08/18...............................      1,100   1,094,940
       2.250%, 11/08/19...............................      3,650   3,639,583
                                                                  -----------
TOTAL NORWAY..........................................              7,562,348
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
EUROFIMA
       1.750%, 05/29/20...............................      5,500   5,513,057
European Investment Bank
       1.625%, 03/16/20...............................      3,500   3,516,845
       1.625%, 03/16/20...............................      1,000   1,004,748
       1.625%, 12/15/20...............................      2,500   2,499,710
Inter-American Development Bank
       1.875%, 06/16/20...............................      2,700   2,756,314
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........             15,290,674
                                                                  -----------
SWEDEN -- (9.9%)
Kommuninvest I Sverige AB
       2.000%, 11/12/19...............................      2,250   2,293,945
Nordea Bank AB
       2.375%, 04/04/19...............................      4,000   4,042,964
       2.500%, 09/17/20...............................      3,000   3,017,667
Svensk Exportkredit AB
       1.875%, 06/17/19...............................      2,200   2,233,977
       1.750%, 08/28/20...............................      3,300   3,306,465
Svenska Handelsbanken AB
       2.500%, 01/25/19...............................      3,000   3,052,245
       2.250%, 06/17/19...............................      2,750   2,775,044
       2.400%, 10/01/20...............................        500     502,164
Sweden Government Bond
       5.000%, 12/01/20............................... SEK 20,750   3,004,223
                                                                  -----------
TOTAL SWEDEN..........................................             24,228,694
                                                                  -----------
UNITED KINGDOM -- (2.0%)
Network Rail Infrastructure Finance P.L.C.
       4.625%, 07/21/20............................... GBP    850   1,394,457
United Kingdom Gilt
       2.000%, 07/22/20............................... GBP  2,400   3,584,085
                                                                  -----------
TOTAL UNITED KINGDOM..................................              4,978,542
                                                                  -----------

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (33.8%)
3M Co.
       1.625%, 06/15/19.................................. $  850  $  858,690
       2.000%, 08/07/20..................................  3,500   3,552,367
Apple, Inc.
       2.100%, 05/06/19..................................  4,150   4,227,547
       1.550%, 02/07/20..................................  1,700   1,688,246
       2.000%, 05/06/20..................................  1,000   1,006,740
Automatic Data Processing, Inc.
       2.250%, 09/15/20..................................  3,739   3,794,034
Berkshire Hathaway, Inc.
       2.100%, 08/14/19..................................  5,200   5,313,755
Chevron Corp.
       1.718%, 06/24/18..................................    173     172,397
       2.193%, 11/15/19..................................  2,000   2,006,660
       1.961%, 03/03/20..................................  4,300   4,236,601
       2.427%, 06/24/20..................................    500     500,303
Cisco Systems, Inc.
       4.450%, 01/15/20..................................  1,263   1,389,026
       2.450%, 06/15/20..................................  4,201   4,294,136
Coca-Cola Co. (The)
       1.875%, 10/27/20..................................  4,000   4,025,944
       3.150%, 11/15/20..................................    630     666,902
Eli Lilly & Co.
       1.950%, 03/15/19..................................  1,000   1,015,796
Exxon Mobil Corp.
       1.819%, 03/15/19..................................  3,300   3,315,197
       1.912%, 03/06/20..................................  3,000   2,991,897
International Business Machines Corp.
#      1.950%, 02/12/19..................................  2,200   2,227,896
       1.875%, 05/15/19..................................  1,000   1,008,514
Johnson & Johnson
       1.650%, 12/05/18..................................    850     861,810
Merck & Co., Inc.
       1.850%, 02/10/20..................................  6,904   6,959,073
Microsoft Corp.
       1.850%, 02/12/20..................................  4,800   4,857,576
       2.000%, 11/03/20..................................  1,000   1,009,840
Novartis Capital Corp.
       4.400%, 04/24/20..................................  2,000   2,211,950
Pfizer, Inc.
       2.100%, 05/15/19..................................  6,550   6,681,413
Procter & Gamble Co. (The)
       1.900%, 11/01/19..................................  2,300   2,345,351
       1.850%, 02/02/21..................................    307     308,260
Toyota Motor Credit Corp.
       2.125%, 07/18/19..................................  4,250   4,295,989
       2.150%, 03/12/20..................................  1,300   1,317,204
US Bank NA
       2.125%, 10/28/19..................................  1,500   1,508,759

                                     1877

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         -------- ------------
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      3.625%, 07/08/20.................................. $  2,200 $  2,378,781
                                                                  ------------
TOTAL UNITED STATES.....................................            83,028,654
                                                                  ------------
TOTAL BONDS.............................................           242,026,484
                                                                  ------------
AGENCY OBLIGATIONS -- (0.6%)
Federal National Mortgage Association
      1.500%, 11/30/20..................................    1,500    1,505,376
                                                                  ------------
TOTAL INVESTMENT SECURITIES.............................           243,531,860
                                                                  ------------

                                                         SHARES
                                                         --------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund....................  179,343    2,075,000
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $243,883,506)^^...................................          $245,606,860
                                                                  ============

                                     1878

VA GLOBAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
   Australia..............................   --    $ 23,330,424   --    $ 23,330,424
   Canada.................................   --      30,651,423   --      30,651,423
   France.................................   --      12,634,598   --      12,634,598
   Germany................................   --      12,466,427   --      12,466,427
   Ireland................................   --       6,089,691   --       6,089,691
   Japan..................................   --       6,695,937   --       6,695,937
   Netherlands............................   --      15,069,072   --      15,069,072
   Norway.................................   --       7,562,348   --       7,562,348
   Supranational Organization Obligations.   --      15,290,674   --      15,290,674
   Sweden.................................   --      24,228,694   --      24,228,694
   United Kingdom.........................   --       4,978,542   --       4,978,542
   United States..........................   --      83,028,654   --      83,028,654
Agency Obligations........................   --       1,505,376   --       1,505,376
Securities Lending Collateral.............   --       2,075,000   --       2,075,000
Forward Currency Contracts**..............   --          76,111   --          76,111
                                             --    ------------   --    ------------
TOTAL.....................................   --    $245,682,971   --    $245,682,971
                                             ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1879

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^
                                                               (000)     VALUE+
                                                             --------- -----------
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
   1.125%, 01/15/21.........................................  $ 1,207  $ 1,373,049
   0.625%, 07/15/21.........................................    1,185    1,280,048
   0.125%, 01/15/22.........................................    2,009    2,081,780
   0.125%, 07/15/22.........................................      495      505,263
   0.125%, 01/15/23.........................................    2,055    2,065,233
   0.375%, 07/15/23.........................................      590      599,874
   0.625%, 01/15/24.........................................    1,580    1,620,402
   0.250%, 01/15/25.........................................    1,725    1,683,066
   2.375%, 01/15/25.........................................      950    1,384,875
   2.000%, 01/15/26.........................................      355      481,963
   2.375%, 01/15/27.........................................      525      728,755
   1.750%, 01/15/28.........................................      480      605,742
   3.625%, 04/15/28.........................................      332      648,080
   2.500%, 01/15/29.........................................      300      400,121
   3.875%, 04/15/29.........................................      250      498,890
   3.375%, 04/15/32.........................................      190      350,862
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS.............................            16,308,003
                                                                       -----------
TOTAL INVESTMENT SECURITIES.................................            16,308,003
                                                                       -----------

                                                              SHARES
                                                             ---------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money Market
     Fund, 0.194%...........................................   46,443       46,443
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,308,068)^^..........           $16,354,446
                                                                       ===========

                                     1880

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
U.S. Treasury Obligations...................................      --  $16,308,003   --    $16,308,003
Temporary Cash Investments.................................. $46,443           --   --         46,443
                                                             -------  -----------   --    -----------
TOTAL....................................................... $46,443  $16,308,003   --    $16,354,446
                                                             =======  ===========   ==    ===========

                                     1881

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                       --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc................................ 1,877,241 $28,815,643
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................................ 1,249,349  13,355,542
Investment in VA Global Bond Portfolio of
   DFA Investment Dimensions Group Inc................................ 1,153,461  12,434,306
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc................................ 1,340,490  12,426,345
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc................................   624,586  10,093,315
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc................................   501,000   4,994,966
Investment in VA Short-Term Fixed Portfolio of
   DFA Investment Dimensions Group Inc................................   489,711   4,990,155
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................................   258,232   3,881,222
Investment in VA U.S. Large Value Portfolio of
   DFA Investment Dimensions Group Inc................................   103,264   1,985,772
Investment in VA International Value Portfolio of
   DFA Investment Dimensions Group Inc................................   148,163   1,444,592
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc................................    45,026   1,442,193
                                                                                 -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $100,076,395)..............................................            95,864,051
                                                                                 -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358% (Cost $61,645).....    61,645      61,645
                                                                                 -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $100,138,040)^^................           $95,925,696
                                                                                 ===========

                                     1882

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        -----------  ------- ------- -----------
Affiliated Investment Companies........................ $95,864,051    --      --    $95,864,051
Temporary Cash Investments.............................      61,645    --      --         61,645
                                                        -----------    --      --    -----------
TOTAL.................................................. $95,925,696    --      --    $95,925,696
                                                        ===========    ==      ==    ===========

                                     1883

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (90.8%)

Consumer Discretionary -- (21.7%)
    Advance Auto Parts, Inc...........................  12,842 $ 1,952,626
*   Amazon.com, Inc...................................  32,433  19,038,171
    Aramark...........................................  63,200   2,019,240
*   AutoNation, Inc...................................   2,307      99,778
#*  Bed Bath & Beyond, Inc............................  60,429   2,608,720
    BorgWarner, Inc...................................  27,153     797,212
    Brinker International, Inc........................   6,353     315,998
    Brunswick Corp....................................   5,070     202,040
#*  Burlington Stores, Inc............................   7,791     418,610
#*  CarMax, Inc.......................................  30,192   1,333,883
    Carter's, Inc.....................................  10,696   1,039,865
    CBS Corp. Class B.................................  27,229   1,293,378
#*  Charter Communications, Inc. Class A..............  11,869   2,033,872
#*  Chipotle Mexican Grill, Inc.......................   1,512     684,891
    Cinemark Holdings, Inc............................  13,423     395,844
#   Coach, Inc........................................  41,366   1,532,610
    Delphi Automotive P.L.C...........................  23,292   1,512,583
    Dick's Sporting Goods, Inc........................  13,380     522,890
#*  Discovery Communications, Inc. Class A............  10,017     276,369
#*  Discovery Communications, Inc. Class C............  16,354     444,992
*   DISH Network Corp. Class A........................  15,878     766,431
    Dollar General Corp...............................  40,468   3,037,528
*   Dollar Tree, Inc..................................  22,938   1,865,318
#   DSW, Inc. Class A.................................   2,910      69,869
#   Dunkin' Brands Group, Inc.........................   4,050     159,408
    Expedia, Inc......................................   8,988     908,148
    Foot Locker, Inc..................................  17,785   1,201,555
#*  Fossil Group, Inc.................................  12,275     400,165
#   Gap, Inc. (The)...................................  81,469   2,013,914
#   Gentex Corp.......................................   8,976     122,881
#   Genuine Parts Co..................................  18,651   1,607,157
    GNC Holdings, Inc. Class A........................  13,400     375,334
    H&R Block, Inc....................................  55,958   1,905,370
#   Hanesbrands, Inc..................................  41,918   1,281,433
#   Harley-Davidson, Inc..............................  35,319   1,412,760
#   Hasbro, Inc.......................................  17,864   1,326,938
    Home Depot, Inc. (The)............................ 137,967  17,350,730
    HSN, Inc..........................................   1,838      86,496
#   International Game Technology P.L.C...............   4,204      60,832
    Interpublic Group of Cos., Inc. (The).............  89,343   2,004,857
#   Las Vegas Sands Corp..............................  25,220   1,137,422
    Leggett & Platt, Inc..............................  18,440     765,444
#   Lions Gate Entertainment Corp.....................   5,684     148,637
    Lowe's Cos., Inc..................................  94,896   6,800,247
#*  Lululemon Athletica, Inc..........................   9,206     571,416
#   Macy's, Inc.......................................  44,470   1,797,033
#   Mattel, Inc.......................................  43,508   1,200,386
    McDonald's Corp...................................  94,101  11,647,822
#*  Michael Kors Holdings, Ltd........................  22,439     895,316
    Newell Rubbermaid, Inc............................  50,241   1,948,346
    NIKE, Inc. Class B................................  59,436   3,685,626

                                     1884

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
#   Nordstrom, Inc....................................  55,559 $  2,727,947
*   NVR, Inc..........................................     787    1,299,337
*   O'Reilly Automotive, Inc..........................  15,770    4,114,393
#   Omnicom Group, Inc................................  66,550    4,881,443
*   Panera Bread Co. Class A..........................   3,512      681,328
#   Polaris Industries, Inc...........................  11,178      825,384
*   Priceline Group, Inc. (The).......................   1,834    1,953,155
    Ralph Lauren Corp.................................   1,975      222,188
    Ross Stores, Inc..................................  63,156    3,553,157
#   Scripps Networks Interactive, Inc. Class A........  22,709    1,384,568
*   ServiceMaster Global Holdings, Inc................  27,863    1,176,097
#*  Sirius XM Holdings, Inc........................... 375,090    1,387,833
#   Six Flags Entertainment Corp......................  18,733      941,708
    Starbucks Corp.................................... 165,298   10,045,159
    Starwood Hotels & Resorts Worldwide, Inc..........  34,263    2,132,529
*   Starz Class A.....................................  15,249      433,529
#*  Tempur Sealy International, Inc...................  13,366      806,504
    Tiffany & Co......................................  17,868    1,140,693
    TJX Cos., Inc. (The)..............................  62,442    4,448,368
#   Tractor Supply Co.................................  18,451    1,629,408
#*  TripAdvisor, Inc..................................   7,708      514,586
    Twenty-First Century Fox, Inc. Class A............   3,751      101,164
*   Ulta Salon Cosmetics & Fragrance, Inc.............   5,086      921,431
#*  Under Armour, Inc. Class A........................   4,196      358,464
#*  Urban Outfitters, Inc.............................  21,667      495,741
    Vail Resorts, Inc.................................   1,400      175,000
    VF Corp...........................................  11,899      744,877
    Viacom, Inc. Class A..............................     167        8,106
    Viacom, Inc. Class B..............................  33,753    1,540,487
    Walt Disney Co. (The)............................. 107,926   10,341,469
#   Williams-Sonoma, Inc..............................  20,148    1,040,846
    Wyndham Worldwide Corp............................  31,061    2,015,859
#   Wynn Resorts, Ltd.................................   1,795      120,875
    Yum! Brands, Inc..................................  35,209    2,548,075
                                                               ------------
Total Consumer Discretionary..........................          173,790,099
                                                               ------------
Consumer Staples -- (14.0%)
    Altria Group, Inc................................. 226,774   13,858,159
#   Brown-Forman Corp. Class A........................     718       76,316
#   Brown-Forman Corp. Class B........................  11,023    1,078,490
#   Campbell Soup Co..................................  60,036    3,386,631
    Church & Dwight Co., Inc..........................  18,220    1,530,480
    Clorox Co. (The)..................................  26,457    3,414,276
    Coca-Cola Co. (The)............................... 328,890   14,115,959
    Coca-Cola Enterprises, Inc........................  84,166    3,906,986
    Colgate-Palmolive Co..............................  96,740    6,532,852
    Costco Wholesale Corp.............................  31,955    4,829,040
#   Coty, Inc. Class A................................  22,471      553,011
    Dr Pepper Snapple Group, Inc......................  45,612    4,280,230
#   Estee Lauder Cos., Inc. (The) Class A.............  16,560    1,411,740
#   Flowers Foods, Inc................................  26,026      534,574
    General Mills, Inc................................  59,781    3,378,224
#   Hershey Co. (The).................................   9,129      804,356

                                     1885

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Kellogg Co........................................  21,431 $  1,573,893
#   Keurig Green Mountain, Inc........................  11,800    1,053,150
    Kimberly-Clark Corp...............................  33,093    4,249,803
    Kraft Heinz Co. (The).............................  41,834    3,265,562
    Kroger Co. (The).................................. 112,447    4,364,068
#   McCormick & Co., Inc.(579780206)..................  10,784      948,669
    McCormick & Co., Inc.(579780107)..................     100        8,763
    Mead Johnson Nutrition Co.........................  39,048    2,830,590
*   Monster Beverage Corp.............................  11,080    1,496,132
#   Nu Skin Enterprises, Inc. Class A.................   3,901      123,467
    PepsiCo, Inc...................................... 125,741   12,486,081
#*  Pilgrim's Pride Corp..............................  35,602      789,652
    Reynolds American, Inc............................  43,264    2,161,037
*   Rite Aid Corp..................................... 233,046    1,815,428
#   Spectrum Brands Holdings, Inc.....................   6,912      656,917
#*  Sprouts Farmers Market, Inc.......................   3,945       89,946
#   Sysco Corp........................................  42,909    1,708,207
    Wal-Mart Stores, Inc.............................. 103,332    6,857,112
#*  WhiteWave Foods Co. (The).........................  20,591      777,310
#   Whole Foods Market, Inc...........................  32,413      950,025
                                                               ------------
Total Consumer Staples................................          111,897,136
                                                               ------------
Energy -- (0.5%)
#   Cabot Oil & Gas Corp..............................  11,241      233,251
#   Core Laboratories NV..............................   3,608      355,027
*   FMC Technologies, Inc.............................  24,386      613,308
    Oceaneering International, Inc....................   1,726       58,425
#   ONEOK, Inc........................................  39,627      987,109
    Schlumberger, Ltd.................................  14,349    1,037,002
    Targa Resources Corp..............................   3,402       76,443
#   Teekay Corp.......................................   5,964       40,853
    Western Refining, Inc.............................   7,561      248,757
    Williams Cos., Inc. (The).........................   8,130      156,909
                                                               ------------
Total Energy..........................................            3,807,084
                                                               ------------
Financials -- (2.4%)
*   Affiliated Managers Group, Inc....................     554       74,341
#*  Altisource Portfolio Solutions SA.................   1,149       33,206
    American Express Co...............................  76,244    4,079,054
    Aon P.L.C.........................................  19,125    1,679,749
    CBOE Holdings, Inc................................  22,731    1,514,339
*   CBRE Group, Inc. Class A..........................  53,681    1,501,458
#*  Credit Acceptance Corp............................   3,718      665,373
#   Eaton Vance Corp..................................  23,499      673,481
    Erie Indemnity Co. Class A........................  11,388    1,094,501
#   FactSet Research Systems, Inc.....................  10,033    1,511,973
#   LPL Financial Holdings, Inc.......................  11,038      335,776
    Marsh & McLennan Cos., Inc........................  33,970    1,811,620
    McGraw Hill Financial, Inc........................  26,112    2,220,042
    Moody's Corp......................................     699       62,309
*   Realogy Holdings Corp.............................     354       11,611
    SEI Investments Co................................  10,420      408,881

                                     1886

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#*  SLM Corp..........................................  22,834 $   146,138
#   T Rowe Price Group, Inc...........................  17,323   1,229,067
    TD Ameritrade Holding Corp........................   4,684     129,185
#   Waddell & Reed Financial, Inc. Class A............  11,783     323,325
                                                               -----------
Total Financials......................................          19,505,429
                                                               -----------
Health Care -- (11.2%)
    Abbott Laboratories...............................   1,464      55,412
    AbbVie, Inc....................................... 135,452   7,436,315
    AmerisourceBergen Corp............................  12,025   1,076,959
    Amgen, Inc........................................  14,473   2,210,461
    Baxalta, Inc......................................  46,952   1,878,550
    Baxter International, Inc.........................  28,152   1,030,363
*   Biogen, Inc.......................................  19,365   5,287,807
    Cardinal Health, Inc..............................  20,538   1,671,177
*   Celgene Corp......................................  52,178   5,234,497
#*  Centene Corp......................................  16,917   1,049,869
    CR Bard, Inc......................................   7,735   1,417,593
*   DaVita HealthCare Partners, Inc...................   2,082     139,744
*   Edwards Lifesciences Corp.........................  35,940   2,810,867
    Eli Lilly & Co....................................   4,420     349,622
    Gilead Sciences, Inc.............................. 179,073  14,863,059
    HealthSouth Corp..................................  22,702     812,505
#*  IDEXX Laboratories, Inc...........................  18,127   1,271,428
#*  Illumina, Inc.....................................   5,040     796,068
#*  IMS Health Holdings, Inc..........................   6,512     150,557
#*  Incyte Corp.......................................   7,135     503,446
#*  Jazz Pharmaceuticals P.L.C........................   4,082     525,517
    Johnson & Johnson................................. 231,347  24,161,881
*   Laboratory Corp. of America Holdings..............   3,609     405,471
    McKesson Corp.....................................  15,389   2,477,321
*   Medivation, Inc...................................  22,276     728,425
*   Mettler-Toledo International, Inc.................   5,596   1,750,709
#*  Mylan NV..........................................  20,491   1,079,671
*   Regeneron Pharmaceuticals, Inc....................   2,555   1,073,330
    St Jude Medical, Inc..............................  21,790   1,151,819
*   Taro Pharmaceutical Industries, Ltd...............   2,771     404,012
#*  Team Health Holdings, Inc.........................  11,942     488,070
#*  Tenet Healthcare Corp.............................  22,617     613,373
#*  United Therapeutics Corp..........................   2,317     285,408
#*  Varian Medical Systems, Inc.......................  14,924   1,151,088
*   Waters Corp.......................................   5,852     709,321
    Zoetis, Inc.......................................  63,890   2,750,464
                                                               -----------
Total Health Care.....................................          89,802,179
                                                               -----------
Industrials -- (13.9%)
    3M Co.............................................  70,576  10,656,976
    Allegion P.L.C....................................  22,021   1,333,592
    Allison Transmission Holdings, Inc................  15,723     374,050
    American Airlines Group, Inc......................  57,886   2,256,975
#   B/E Aerospace, Inc................................  23,216     939,087
#   Boeing Co. (The)..................................  72,062   8,656,808

                                     1887

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    BWX Technologies, Inc.............................   4,857 $  145,419
#   CH Robinson Worldwide, Inc........................  25,413  1,646,000
#   Cintas Corp.......................................  15,863  1,362,949
*   Copart, Inc.......................................   6,094    204,210
    Cummins, Inc......................................   7,017    630,758
#   Deere & Co........................................  36,696  2,825,959
    Delta Air Lines, Inc.............................. 102,131  4,523,382
#   Donaldson Co., Inc................................  22,571    636,051
    Emerson Electric Co...............................  50,976  2,343,877
    Equifax, Inc......................................  17,559  1,857,742
#   Expeditors International of Washington, Inc.......  26,172  1,180,881
#   Fastenal Co.......................................  61,780  2,505,797
#   Flowserve Corp....................................  24,236    936,479
    General Dynamics Corp.............................  22,845  3,055,976
#   Graco, Inc........................................   5,141    373,648
#   Hexcel Corp.......................................   9,467    391,744
    Honeywell International, Inc......................  51,048  5,268,154
    Hubbell, Inc......................................     200     18,086
    Huntington Ingalls Industries, Inc................  11,491  1,469,469
    IDEX Corp.........................................   7,775    563,765
    Illinois Tool Works, Inc..........................  30,273  2,726,689
    JB Hunt Transport Services, Inc...................  35,889  2,609,130
    Lennox International, Inc.........................   9,473  1,135,055
    Lincoln Electric Holdings, Inc....................   8,931    475,486
    Lockheed Martin Corp..............................  26,475  5,586,225
    Masco Corp........................................  59,092  1,559,438
*   Middleby Corp. (The)..............................   1,106     99,938
#   MSC Industrial Direct Co., Inc. Class A...........   1,904    123,398
#   Nordson Corp......................................  12,083    730,176
    Northrop Grumman Corp.............................  21,179  3,919,386
*   Old Dominion Freight Line, Inc....................   7,755    425,207
    Parker-Hannifin Corp..............................   1,353    131,457
#   Pitney Bowes, Inc.................................  40,156    786,254
    Raytheon Co.......................................  11,380  1,459,371
    Robert Half International, Inc....................  25,250  1,105,193
#   Rockwell Automation, Inc..........................  26,251  2,508,808
#   Rockwell Collins, Inc.............................  29,306  2,370,269
    Rollins, Inc......................................  26,497    729,992
#*  Sensata Technologies Holding NV...................   5,094    186,950
    Snap-on, Inc......................................   7,946  1,283,756
#*  Spirit Airlines, Inc..............................   5,705    238,469
#*  Swift Transportation Co...........................  17,574    286,632
    Toro Co. (The)....................................   8,069    601,302
#*  TransDigm Group, Inc..............................     376     84,498
*   United Continental Holdings, Inc..................  83,512  4,031,959
    United Parcel Service, Inc. Class B...............  80,515  7,503,998
*   United Rentals, Inc...............................   2,381    114,074
#   United Technologies Corp..........................  22,496  1,972,674
#*  USG Corp..........................................   6,849    122,529
#*  Verisk Analytics, Inc.............................  30,455  2,223,215
*   WABCO Holdings, Inc...............................  11,179  1,002,197
    Wabtec Corp.......................................  12,722    813,572
    Waste Management, Inc.............................  45,904  2,430,617

                                     1888

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
    Watsco, Inc.......................................   4,004 $    465,305
#   WW Grainger, Inc..................................  14,289    2,810,503
                                                               ------------
Total Industrials.....................................          110,811,556
                                                               ------------
Information Technology -- (19.3%)
    Accenture P.L.C. Class A..........................  71,205    7,514,976
*   Alliance Data Systems Corp........................  12,873    2,571,897
    Amphenol Corp. Class A............................  33,010    1,636,306
    Apple, Inc........................................ 268,826   26,167,523
    Automatic Data Processing, Inc....................  28,064    2,331,838
#   Avago Technologies, Ltd...........................  16,599    2,219,452
    Booz Allen Hamilton Holding Corp..................  28,249      799,164
    Broadridge Financial Solutions, Inc...............  24,843    1,330,591
    CDK Global, Inc...................................   4,922      216,814
    CDW Corp..........................................  58,824    2,261,783
*   Citrix Systems, Inc...............................   5,484      386,403
#*  CommScope Holding Co., Inc........................  23,220      520,592
    DST Systems, Inc..................................   1,094      115,318
*   eBay, Inc.........................................  88,930    2,086,298
*   Electronic Arts, Inc..............................  10,565      681,918
*   Euronet Worldwide, Inc............................     600       47,862
#*  F5 Networks, Inc..................................  11,511    1,079,501
*   Fiserv, Inc.......................................  48,037    4,542,379
*   Gartner, Inc......................................     139       12,217
#   Global Payments, Inc..............................  20,034    1,181,004
    Harris Corp.......................................  28,307    2,461,860
    International Business Machines Corp.............. 113,338   14,143,449
    Intuit, Inc.......................................  16,629    1,588,236
#*  IPG Photonics Corp................................   2,529      204,419
    Jack Henry & Associates, Inc......................  18,976    1,540,472
*   Keysight Technologies, Inc........................  55,283    1,293,622
    King Digital Entertainment P.L.C..................  25,145      450,850
    KLA-Tencor Corp...................................  37,991    2,545,017
    Linear Technology Corp............................  48,982    2,093,001
#*  Manhattan Associates, Inc.........................  23,240    1,339,786
    MasterCard, Inc. Class A.......................... 119,072   10,600,980
    MAXIMUS, Inc......................................   8,966      478,515
*   Micron Technology, Inc............................  28,697      316,528
    Microsoft Corp.................................... 547,319   30,151,804
    Motorola Solutions, Inc...........................     233       15,557
*   NCR Corp..........................................     336        7,170
    NetApp, Inc.......................................  16,724      366,757
#*  NeuStar, Inc. Class A.............................   1,000       24,580
    Oracle Corp....................................... 201,189    7,305,173
#   Paychex, Inc......................................  62,724    3,001,971
#*  Rackspace Hosting, Inc............................  18,295      369,742
    Sabre Corp........................................  43,182    1,105,891
#   Seagate Technology P.L.C..........................  99,716    2,896,750
    Skyworks Solutions, Inc...........................  25,632    1,766,557
*   Syntel, Inc.......................................   2,402      113,711
#*  Teradata Corp.....................................  11,680      284,291
    Texas Instruments, Inc............................ 102,986    5,451,049
    Total System Services, Inc........................  24,532      985,205

                                     1889

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CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*     Vantiv, Inc. Class A.............................    33,186 $  1,561,401
#     Western Union Co. (The)..........................   138,436    2,469,698
                                                                  ------------
Total Information Technology...........................            154,637,878
                                                                  ------------
Materials -- (4.6%)
      AptarGroup, Inc..................................     6,194      451,543
      Avery Dennison Corp..............................    32,599    1,984,953
      Ball Corp........................................    25,173    1,682,312
*     Berry Plastics Group, Inc........................    13,398      416,678
      Celanese Corp. Series A..........................    10,590      674,265
*     Crown Holdings, Inc..............................    24,056    1,103,689
      Ecolab, Inc......................................    17,963    1,937,669
      EI du Pont de Nemours & Co.......................    54,900    2,896,524
      Graphic Packaging Holding Co.....................    60,342      685,485
#     International Flavors & Fragrances, Inc..........     5,745      671,935
      LyondellBasell Industries NV Class A.............    60,249    4,697,615
      Monsanto Co......................................    46,463    4,209,548
#     NewMarket Corp...................................     2,713    1,028,959
*     Owens-Illinois, Inc..............................     5,812       75,207
#     Packaging Corp. of America.......................    22,408    1,138,999
      PPG Industries, Inc..............................    19,510    1,855,791
      Praxair, Inc.....................................    35,188    3,518,800
      RPM International, Inc...........................    19,500      765,375
      Scotts Miracle-Gro Co. (The) Class A.............     6,900      473,892
      Sealed Air Corp..................................    34,865    1,413,078
      Sherwin-Williams Co. (The).......................     7,437    1,901,418
#     Southern Copper Corp.............................    14,194      367,908
#     Valspar Corp. (The)..............................    19,896    1,558,454
#*    WR Grace & Co....................................    17,773    1,445,656
                                                                  ------------
Total Materials........................................             36,955,753
                                                                  ------------
Telecommunication Services -- (3.2%)
      Verizon Communications, Inc......................   513,712   25,670,189
                                                                  ------------
TOTAL COMMON STOCKS....................................            726,877,303
                                                                  ------------
TOTAL INVESTMENT SECURITIES............................            726,877,303
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.358%......................................... 2,229,623    2,229,623
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund................... 6,186,264   71,575,075
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $766,897,821)^^....           $800,682,001
                                                                  ============

                                     1890

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CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                             ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary................................... $173,790,099          --   --    $173,790,099
   Consumer Staples.........................................  111,897,136          --   --     111,897,136
   Energy...................................................    3,807,084          --   --       3,807,084
   Financials...............................................   19,505,429          --   --      19,505,429
   Health Care..............................................   89,802,179          --   --      89,802,179
   Industrials..............................................  110,811,556          --   --     110,811,556
   Information Technology...................................  154,637,878          --   --     154,637,878
   Materials................................................   36,955,753          --   --      36,955,753
   Telecommunication Services...............................   25,670,189          --   --      25,670,189
Temporary Cash Investments..................................    2,229,623          --   --       2,229,623
Securities Lending Collateral...............................           -- $71,575,075   --      71,575,075
                                                             ------------ -----------   --    ------------
TOTAL....................................................... $729,106,926 $71,575,075   --    $800,682,001
                                                             ============ ===========   ==    ============

                                     1891

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (83.7%)

Consumer Discretionary -- (20.3%)
*   1-800-Flowers.com, Inc. Class A................... 12,196 $   86,653
*   American Axle & Manufacturing Holdings, Inc....... 30,616    392,497
#   American Eagle Outfitters, Inc.................... 34,734    508,506
*   American Public Education, Inc....................  4,671     73,708
#   Arctic Cat, Inc...................................  2,771     34,111
#*  Asbury Automotive Group, Inc...................... 11,003    518,021
*   Ascena Retail Group, Inc..........................  5,927     43,741
#   Big Lots, Inc..................................... 21,779    844,590
*   BJ's Restaurants, Inc............................. 10,882    466,729
    Bloomin' Brands, Inc.............................. 44,602    787,671
*   Blue Nile, Inc....................................  3,481    121,104
    Bob Evans Farms, Inc..............................  9,789    400,762
*   Bravo Brio Restaurant Group, Inc..................  6,912     59,512
*   Bright Horizons Family Solutions, Inc............. 18,788  1,318,354
    Brinker International, Inc........................ 13,008    647,018
#   Buckle, Inc. (The)................................ 12,177    346,070
#*  Buffalo Wild Wings, Inc...........................  8,119  1,236,524
*   Build-A-Bear Workshop, Inc........................  6,200     81,096
#*  Burlington Stores, Inc............................  4,432    238,131
    Cable One, Inc....................................  2,700  1,160,973
    CalAtlantic Group, Inc............................  6,425    208,748
    Caleres, Inc...................................... 17,106    459,809
    Capella Education Co..............................  3,395    149,074
*   Carmike Cinemas, Inc..............................  5,393    119,617
#   Carriage Services, Inc............................  3,860     85,653
*   Carrols Restaurant Group, Inc.....................  9,409    125,704
    Cato Corp. (The) Class A..........................  8,568    345,547
*   Cavco Industries, Inc.............................    700     58,702
#   Cheesecake Factory, Inc. (The).................... 23,039  1,112,784
#*  Chegg, Inc........................................  3,700     21,460
*   Cherokee, Inc.....................................  1,840     30,139
    Chico's FAS, Inc.................................. 55,040    571,866
    Children's Place, Inc. (The)......................  1,840    119,784
#*  Christopher & Banks Corp..........................  5,648      9,771
    Churchill Downs, Inc..............................  2,054    283,740
#*  Chuy's Holdings, Inc..............................  3,394    116,041
    ClubCorp Holdings, Inc............................ 15,900    190,323
    Collectors Universe, Inc..........................  4,098     62,495
#   Columbia Sportswear Co............................  8,636    476,534
#*  Conn's, Inc.......................................    778      9,585
    Cooper Tire & Rubber Co........................... 20,135    734,122
*   Cooper-Standard Holding, Inc......................    831     57,555
    Core-Mark Holding Co., Inc........................  9,266    753,233
#   Cracker Barrel Old Country Store, Inc.............  8,955  1,175,165
#*  Crocs, Inc........................................ 32,634    300,559
*   Crown Media Holdings, Inc. Class A................  5,866     26,338
    CST Brands, Inc................................... 27,193  1,053,457
    Culp, Inc.........................................  5,728    145,033
#   Dana Holding Corp................................. 39,695    471,974
*   Deckers Outdoor Corp.............................. 11,685    577,940
*   Del Frisco's Restaurant Group, Inc................  4,623     73,228

                                     1892

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Denny's Corp...................................... 22,171 $  207,742
*   Destination XL Group, Inc......................... 19,000     81,700
#*  Diamond Resorts International, Inc................ 24,396    449,374
    DineEquity, Inc...................................  8,628    732,690
#*  Diversified Restaurant Holdings, Inc..............  2,334      4,108
*   Dixie Group, Inc. (The)...........................    700      3,045
*   Dorman Products, Inc.............................. 11,095    480,414
    Drew Industries, Inc..............................  7,888    452,771
#   DSW, Inc. Class A................................. 24,023    576,792
    Entravision Communications Corp. Class A..........  4,253     31,727
#   Ethan Allen Interiors, Inc........................  3,785    101,060
#*  EVINE Live, Inc...................................  4,380      5,344
    EW Scripps Co. (The) Class A...................... 22,468    426,443
    Expedia, Inc......................................  5,722    578,151
*   Express, Inc...................................... 30,112    510,700
#*  Famous Dave's of America, Inc.....................    600      3,996
*   Fiesta Restaurant Group, Inc......................  9,056    329,638
#*  Five Below, Inc................................... 19,935    702,310
*   Fox Factory Holding Corp..........................  3,196     47,269
*   Francesca's Holdings Corp.........................  4,371     79,683
*   G-III Apparel Group, Ltd.......................... 16,929    835,615
*   Gentherm, Inc..................................... 12,965    518,730
*   Global Eagle Entertainment, Inc...................  3,701     37,380
#*  Grand Canyon Education, Inc....................... 19,879    748,444
*   Helen of Troy, Ltd................................ 13,118  1,172,356
#*  Hibbett Sports, Inc...............................  7,800    250,848
*   Horizon Global Corp...............................  3,716     35,488
    HSN, Inc.......................................... 19,600    922,376
#*  Ignite Restaurant Group, Inc......................    294      1,135
*   Installed Building Products, Inc..................  2,395     49,888
#   Interval Leisure Group, Inc....................... 19,405    228,591
#*  iRobot Corp.......................................  7,459    253,084
    Jack in the Box, Inc.............................. 13,414  1,041,463
#*  Jamba, Inc........................................  6,285     81,328
    John Wiley & Sons, Inc. Class A................... 11,668    487,722
*   Kate Spade & Co................................... 44,965    800,827
#   KB Home........................................... 27,579    299,508
    Kirkland's, Inc...................................  7,523     88,997
#*  Kona Grill, Inc...................................    700     11,382
*   Krispy Kreme Doughnuts, Inc....................... 17,292    253,501
*   La Quinta Holdings, Inc...........................  6,398     72,553
    La-Z-Boy, Inc..................................... 22,109    474,017
    Libbey, Inc.......................................  9,883    158,128
    Liberty Tax, Inc..................................    750     16,088
#*  LifeLock, Inc.....................................  6,079     72,826
    Lithia Motors, Inc. Class A.......................  9,426    721,749
*   Malibu Boats, Inc. Class A........................  3,772     49,300
    Marine Products Corp..............................  5,277     41,161
*   MarineMax, Inc....................................    907     15,337
    Marriott Vacations Worldwide Corp.................  5,313    262,409
#*  Mattress Firm Holding Corp........................  4,220    154,030
*   Modine Manufacturing Co...........................  2,379     15,273
#   Monro Muffler Brake, Inc.......................... 12,847    844,690

                                     1893

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Motorcar Parts of America, Inc....................  7,587 $  260,765
*   Murphy USA, Inc................................... 15,696    908,014
    Nathan's Famous, Inc..............................  1,228     65,980
*   Nautilus, Inc..................................... 14,238    277,356
*   New York & Co., Inc...............................  2,603      5,727
#   New York Times Co. (The) Class A.................. 73,204    967,757
    Nexstar Broadcasting Group, Inc. Class A.......... 10,961    495,547
    Nutrisystem, Inc..................................  6,624    131,221
#   Outerwall, Inc....................................  4,206    142,163
*   Overstock.com, Inc................................  5,980     70,923
    Oxford Industries, Inc............................  4,764    332,813
    Papa John's International, Inc.................... 18,257    871,772
#   PetMed Express, Inc...............................  1,588     28,616
    Pool Corp......................................... 14,387  1,215,701
*   Popeyes Louisiana Kitchen, Inc....................  9,549    588,505
*   Potbelly Corp.....................................    750      8,025
*   Reading International, Inc. Class A............... 10,431    113,281
*   Red Robin Gourmet Burgers, Inc....................  5,614    346,608
*   Restoration Hardware Holdings, Inc................  2,747    169,270
    Ruth's Hospitality Group, Inc..................... 11,454    186,128
#   SeaWorld Entertainment, Inc....................... 40,932    780,164
*   Select Comfort Corp............................... 20,820    438,469
#*  Shutterfly, Inc................................... 15,936    663,734
#   Sinclair Broadcast Group, Inc. Class A............ 24,941    823,053
*   Skechers U.S.A., Inc. Class A..................... 36,012  1,015,178
*   Smith & Wesson Holding Corp....................... 16,238    350,091
    Sonic Corp........................................ 16,741    491,851
#   Sotheby's......................................... 22,314    524,156
    Standard Motor Products, Inc......................  5,262    196,325
*   Starz Class A..................................... 19,676    559,389
    Stein Mart, Inc................................... 21,078    155,134
*   Steven Madden, Ltd................................ 28,434    918,134
*   Stoneridge, Inc................................... 10,000    113,100
#   Strattec Security Corp............................    107      5,133
#*  Strayer Education, Inc............................  3,087    164,815
    Sturm Ruger & Co., Inc............................  1,530     90,041
    Superior Uniform Group, Inc.......................  6,400    114,112
    Tailored Brands, Inc.............................. 15,682    215,000
*   Taylor Morrison Home Corp. Class A................ 14,905    179,605
*   Tenneco, Inc...................................... 21,349    815,745
#   Texas Roadhouse, Inc.............................. 27,488  1,012,383
    Thor Industries, Inc.............................. 23,358  1,224,660
*   Tile Shop Holdings, Inc........................... 13,943    210,679
    Tower International, Inc..........................  7,767    178,796
#*  Tumi Holdings, Inc................................ 22,629    391,255
#   Tupperware Brands Corp............................ 17,932    832,583
*   Universal Electronics, Inc........................  6,426    322,264
*   US Auto Parts Network, Inc........................  4,700     12,925
    Vail Resorts, Inc.................................  7,925    990,625
*   Vera Bradley, Inc.................................  2,379     35,162
*   Vista Outdoor, Inc................................  2,345    113,052
*   Vitamin Shoppe, Inc...............................  8,397    255,521
    Wendy's Co. (The)................................. 83,245    851,596

                                     1894

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
    Winmark Corp......................................  1,277 $   120,498
#   Winnebago Industries, Inc.........................  7,864     138,485
#   World Wrestling Entertainment, Inc. Class A.......  1,300      23,270
#*  Zumiez, Inc.......................................  6,422     116,302
                                                              -----------
Total Consumer Discretionary..........................         58,742,389
                                                              -----------
Consumer Staples -- (4.0%)
#   Alico, Inc........................................  2,096      63,656
#   B&G Foods, Inc.................................... 27,084     986,399
#*  Boston Beer Co., Inc. (The) Class A...............  3,370     604,072
#   Cal-Maine Foods, Inc.............................. 20,665   1,042,963
    Calavo Growers, Inc...............................  2,769     143,296
#   Casey's General Stores, Inc.......................  8,630   1,041,986
#*  Chefs' Warehouse, Inc. (The)...................... 10,608     139,495
#   Coca-Cola Bottling Co. Consolidated...............  1,607     282,671
#   Dean Foods Co..................................... 43,567     870,469
*   Diamond Foods, Inc................................  1,037      38,058
*   Farmer Brothers Co................................  4,811     134,083
#*  Fresh Market, Inc. (The).......................... 15,766     302,077
    Inter Parfums, Inc................................  9,553     256,498
#*  Inventure Foods, Inc..............................  4,216      23,694
    J&J Snack Foods Corp..............................  8,867     957,459
    Lancaster Colony Corp............................. 10,237   1,040,898
    Medifast, Inc.....................................  5,600     162,568
    MGP Ingredients, Inc..............................  3,308      74,033
*   National Beverage Corp............................  7,565     312,737
#*  Natural Grocers by Vitamin Cottage, Inc...........  4,512      81,261
#   Nu Skin Enterprises, Inc. Class A................. 11,457     362,614
    Oil-Dri Corp. of America..........................  1,477      55,387
#   Orchids Paper Products Co.........................  1,600      47,200
#   PriceSmart, Inc................................... 12,678     970,628
    Rocky Mountain Chocolate Factory, Inc.............  2,500      26,150
#   Sanderson Farms, Inc..............................  3,378     274,361
    Vector Group, Ltd................................. 35,800     834,856
    WD-40 Co..........................................  4,657     481,068
                                                              -----------
Total Consumer Staples................................         11,610,637
                                                              -----------
Energy -- (1.0%)
*   Carrizo Oil & Gas, Inc............................  7,951     215,711
#   EnLink Midstream LLC..............................  3,600      45,540
#*  Gastar Exploration, Inc........................... 13,440      15,994
#*  Isramco, Inc......................................    192      15,216
#*  Matador Resources Co.............................. 23,302     373,531
*   Memorial Resource Development Corp................  2,829      45,009
#   Panhandle Oil and Gas, Inc. Class A...............  1,398      20,173
*   Par Pacific Holdings, Inc.........................  2,364      56,547
*   Parsley Energy, Inc. Class A...................... 46,208     889,966
*   PDC Energy, Inc...................................  5,516     313,695
#*  RigNet, Inc.......................................  4,073      59,425
#   RPC, Inc.......................................... 19,148     238,776
    SemGroup Corp. Class A............................  8,043     178,072
#*  Synergy Resources Corp............................ 26,654     168,986

                                     1895

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
#   Teekay Corp.......................................  6,857 $   46,970
#   US Silica Holdings, Inc........................... 16,970    316,491
                                                              ----------
Total Energy..........................................         3,000,102
                                                              ----------
Financials -- (6.3%)
#*  Altisource Portfolio Solutions SA.................  6,549    189,266
    Ameris Bancorp....................................  5,050    146,096
#   Artisan Partners Asset Management, Inc. Class A... 13,912    435,446
*   Associated Capital Group, Inc. Class A............  1,484     40,187
#   Bank of Hawaii Corp............................... 18,251  1,093,782
    Bank of the Ozarks, Inc........................... 24,488  1,085,798
    Banner Corp....................................... 15,709    651,923
    BGC Partners, Inc. Class A........................ 71,568    654,847
    BNC Bancorp.......................................  1,668     38,731
#*  BofI Holding, Inc................................. 19,692    337,915
    Bridge Bancorp, Inc...............................    412     11,993
    CKX Lands, Inc....................................    892      8,608
    Cohen & Steers, Inc...............................  6,685    202,021
#   Crawford & Co. Class B............................  1,463      6,657
#*  Credit Acceptance Corp............................  5,801  1,038,147
    Diamond Hill Investment Group, Inc................  1,241    209,791
*   Eagle Bancorp, Inc................................  8,238    389,163
#*  eHealth, Inc......................................  1,006     10,553
    Evercore Partners, Inc. Class A................... 14,110    637,349
#   Federated Investors, Inc. Class B................. 17,116    432,864
    Federated National Holding Co.....................    841     20,806
*   First Cash Financial Services, Inc................  8,944    317,512
    GAMCO Investors, Inc. Class A.....................  1,484     43,155
    Greenhill & Co., Inc..............................  7,364    175,116
#   HCI Group, Inc....................................  3,331    110,756
    Hennessy Advisors, Inc............................    548     15,366
*   HFF, Inc. Class A................................. 12,667    361,896
    Home BancShares, Inc.............................. 23,164    896,678
    Interactive Brokers Group, Inc. Class A........... 29,750    960,032
    Kennedy-Wilson Holdings, Inc...................... 34,204    693,657
#*  Ladenburg Thalmann Financial Services, Inc........ 21,929     51,533
    Manning & Napier, Inc.............................  2,585     21,300
*   Marcus & Millichap, Inc...........................  8,752    206,897
    MarketAxess Holdings, Inc......................... 12,086  1,404,756
    Moelis & Co. Class A..............................  4,289    109,112
    Morningstar, Inc..................................  2,416    194,271
*   PennyMac Financial Services, Inc. Class A.........    542      6,455
    Pinnacle Financial Partners, Inc..................  7,383    368,043
    Pzena Investment Management, Inc. Class A.........  2,300     17,710
    RE/MAX Holdings, Inc. Class A.....................  2,074     72,217
#   RLI Corp.......................................... 16,675    988,827
    ServisFirst Bancshares, Inc.......................  2,619    104,943
    Silvercrest Asset Management Group, Inc. Class A..  3,500     37,695
    Simmons First National Corp. Class A..............  8,618    381,864
*   Texas Capital Bancshares, Inc.....................  8,835    315,409
    Universal Insurance Holdings, Inc................. 16,590    310,897
    Value Line, Inc...................................    238      3,994
    Virtus Investment Partners, Inc...................  1,535    135,080

                                     1896

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    West BanCorp, Inc.................................  7,900 $   142,200
#   Westamerica Bancorporation........................  7,779     339,709
*   Western Alliance Bancorp.......................... 30,452     992,126
    Westwood Holdings Group, Inc......................  2,294     108,736
#   WisdomTree Investments, Inc....................... 53,961     647,532
                                                              -----------
Total Financials......................................         18,177,417
                                                              -----------
Health Care -- (11.1%)
#*  Acadia Healthcare Co., Inc........................  2,791     170,335
    Aceto Corp........................................ 13,859     316,678
*   Acorda Therapeutics, Inc.......................... 10,208     375,859
*   Adamas Pharmaceuticals, Inc.......................  1,574      26,978
#*  Addus HomeCare Corp...............................    544      11,538
#*  Adeptus Health, Inc. Class A......................  1,747      82,423
#*  Affymetrix, Inc................................... 37,156     521,299
#*  Air Methods Corp.................................. 16,585     645,820
#*  Akorn, Inc........................................ 20,023     520,398
#*  Albany Molecular Research, Inc.................... 12,976     211,768
*   Amedisys, Inc.....................................  4,046     144,644
*   AMN Healthcare Services, Inc...................... 22,282     627,684
*   Amsurg Corp....................................... 13,200     966,108
*   Anika Therapeutics, Inc...........................  7,067     265,861
    Atrion Corp.......................................    547     205,409
*   BioSpecifics Technologies Corp....................  2,294      87,585
*   BioTelemetry, Inc................................. 12,499     117,991
*   Bruker Corp....................................... 20,066     448,074
*   Cambrex Corp...................................... 15,503     537,024
    Cantel Medical Corp............................... 18,361   1,090,093
#*  Capital Senior Living Corp........................ 14,745     270,276
*   Catalent, Inc..................................... 15,673     368,786
*   Charles River Laboratories International, Inc.....  9,788     726,563
#   Chemed Corp.......................................  6,660     934,531
*   Civitas Solutions, Inc............................    459      11,044
#   Computer Programs & Systems, Inc..................  3,368     176,921
*   Corvel Corp.......................................  5,818     265,417
    CryoLife, Inc.....................................  1,000       9,830
*   Cynosure, Inc. Class A............................  1,038      37,576
#*  Depomed, Inc...................................... 21,140     324,288
*   Emergent Biosolutions, Inc........................ 12,376     452,962
#*  Endo International P.L.C..........................    594      32,949
    Ensign Group, Inc. (The).......................... 20,536     461,033
*   ExamWorks Group, Inc.............................. 13,854     380,431
*   Globus Medical, Inc. Class A...................... 28,002     698,650
*   Greatbatch, Inc................................... 14,257     550,463
*   Haemonetics Corp.................................. 13,419     424,577
    HealthSouth Corp.................................. 16,447     588,638
*   HealthStream, Inc................................. 14,618     320,134
#*  Healthways, Inc...................................    199       2,340
    Hill-Rom Holdings, Inc............................ 23,531   1,150,195
*   HMS Holdings Corp.................................  1,312      15,810
*   ICU Medical, Inc..................................  7,464     718,410
*   Impax Laboratories, Inc........................... 17,552     657,673
*   Integra LifeSciences Holdings Corp................ 12,787     785,761

                                     1897

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
*   IRIDEX Corp.......................................  3,943 $    37,971
    Kindred Healthcare, Inc...........................  1,599      15,446
#   Landauer, Inc.....................................  1,390      42,590
#*  Lannett Co., Inc.................................. 12,777     325,941
    LeMaitre Vascular, Inc............................    206       3,008
*   LHC Group, Inc....................................  3,666     139,015
#*  Ligand Pharmaceuticals, Inc.......................  6,474     647,206
*   LivaNova P.L.C.................................... 10,287     575,866
*   Luminex Corp......................................  8,955     171,846
*   Masimo Corp....................................... 20,324     746,907
#*  Medidata Solutions, Inc...........................    659      28,159
#   Meridian Bioscience, Inc.......................... 14,470     278,547
*   Merit Medical Systems, Inc........................  2,881      47,681
#*  Molina Healthcare, Inc............................ 15,197     834,467
*   Myriad Genetics, Inc.............................. 27,993   1,090,887
    National Research Corp. Class A...................  4,028      60,783
    National Research Corp. Class B...................    150       5,042
*   Natus Medical, Inc................................ 15,640     551,779
#*  Nektar Therapeutics............................... 15,067     205,514
*   NuVasive, Inc..................................... 19,712     909,117
*   Omnicell, Inc..................................... 16,011     448,148
#   Owens & Minor, Inc................................ 18,865     653,672
*   PAREXEL International Corp........................  9,615     614,975
#   Phibro Animal Health Corp. Class A................  2,772      93,001
*   Prestige Brands Holdings, Inc..................... 25,206   1,176,616
*   Providence Service Corp. (The)....................  4,698     208,591
    Psychemedics Corp.................................    800       7,512
    Quality Systems, Inc.............................. 19,790     259,447
#*  Quidel Corp.......................................  9,787     166,770
*   Repligen Corp..................................... 11,086     245,555
*   Sagent Pharmaceuticals, Inc....................... 11,048     166,935
*   SciClone Pharmaceuticals, Inc..................... 22,941     183,299
*   SeaSpine Holdings Corp............................    716      10,353
    Select Medical Holdings Corp...................... 26,443     252,002
*   Sharps Compliance Corp............................  2,000      12,200
    Simulations Plus, Inc.............................  3,317      36,852
    STERIS P.L.C...................................... 10,583     732,767
#*  Sucampo Pharmaceuticals, Inc. Class A............. 21,400     270,710
*   Supernus Pharmaceuticals, Inc..................... 12,730     144,358
*   Surgical Care Affiliates, Inc..................... 13,275     566,444
*   SurModics, Inc....................................  5,984     119,381
#*  Team Health Holdings, Inc.........................  1,320      53,948
    US Physical Therapy, Inc..........................  4,031     206,186
    Utah Medical Products, Inc........................    899      50,677
*   Vascular Solutions, Inc...........................  2,818      77,100
    West Pharmaceutical Services, Inc................. 11,662     667,300
*   Wright Medical Group NV........................... 19,297     384,975
                                                              -----------
Total Health Care.....................................         32,266,373
                                                              -----------
Industrials -- (15.5%)
#   AAON, Inc......................................... 19,248     414,409
*   Accuride Corp..................................... 15,642      13,155
#   Advanced Drainage Systems, Inc....................  4,846     109,423

                                     1898

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#*  Advisory Board Co. (The).......................... 17,043 $  780,058
    Albany International Corp. Class A................  6,777    229,876
    Allegiant Travel Co...............................  6,565  1,053,486
    Allied Motion Technologies, Inc...................  4,293     83,885
    Altra Industrial Motion Corp......................  7,543    169,416
#   American Science & Engineering, Inc...............  1,649     59,183
*   American Woodmark Corp............................  5,730    395,370
    Apogee Enterprises, Inc........................... 14,462    575,298
    Applied Industrial Technologies, Inc.............. 10,456    401,929
*   ARC Document Solutions, Inc....................... 10,084     37,210
    Argan, Inc........................................  4,990    150,299
*   Armstrong World Industries, Inc................... 21,856    845,390
*   Astronics Corp....................................  4,872    157,073
    AZZ, Inc.......................................... 12,197    627,902
    Barrett Business Services, Inc....................  1,414     55,386
*   Beacon Roofing Supply, Inc........................ 19,029    770,674
*   Blount International, Inc......................... 15,808    147,014
*   BMC Stock Holdings, Inc...........................  5,644     81,104
    Brink's Co. (The)................................. 24,014    706,012
*   Builders FirstSource, Inc......................... 34,153    274,249
    BWX Technologies, Inc.............................  2,426     72,634
*   Casella Waste Systems, Inc. Class A...............  6,920     41,174
    CEB, Inc.......................................... 13,800    813,924
#   CECO Environmental Corp...........................    878      6,848
    CLARCOR, Inc...................................... 11,184    524,082
#*  Clean Harbors, Inc................................ 19,748    875,034
    Columbus McKinnon Corp............................    958     13,699
    Comfort Systems USA, Inc.......................... 11,973    339,315
*   Continental Building Products, Inc................  9,881    147,622
    Crane Co.......................................... 18,422    879,835
#   Deluxe Corp....................................... 20,645  1,154,055
    Douglas Dynamics, Inc.............................    890     17,675
*   Dycom Industries, Inc............................. 15,491  1,026,434
*   Echo Global Logistics, Inc........................  8,429    185,522
    EnerSys........................................... 13,641    660,634
    EnPro Industries, Inc.............................  7,553    335,882
    Exponent, Inc.....................................  8,284    425,052
    Federal Signal Corp............................... 29,551    437,059
    Forward Air Corp.................................. 14,461    624,137
*   Franklin Covey Co.................................  3,547     62,817
    Franklin Electric Co., Inc........................ 16,069    438,362
*   Furmanite Corp....................................  4,334     22,710
    G&K Services, Inc. Class A........................  9,752    627,834
#*  Generac Holdings, Inc............................. 19,506    554,361
    Global Brass & Copper Holdings, Inc...............  2,736     56,663
*   Goldfield Corp. (The).............................  4,847      6,204
    Gorman-Rupp Co. (The).............................  6,177    157,019
*   GP Strategies Corp................................  7,857    190,061
    Graham Corp.......................................    715     12,370
    H&E Equipment Services, Inc....................... 11,322    131,901
    Harsco Corp....................................... 31,390    202,152
*   Hawaiian Holdings, Inc............................  5,847    205,873
#   Healthcare Services Group, Inc.................... 25,444    899,954

                                     1899

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#   Heartland Express, Inc............................ 29,914 $  513,025
    HEICO Corp........................................  9,194    512,106
    HEICO Corp. Class A...............................  6,638    308,003
    Herman Miller, Inc................................ 19,657    503,612
    Hillenbrand, Inc.................................. 20,485    554,734
    HNI Corp.......................................... 19,984    679,856
*   Hub Group, Inc. Class A...........................  5,212    158,810
*   Huron Consulting Group, Inc.......................  7,477    419,534
    Hyster-Yale Materials Handling, Inc...............  3,811    197,943
    Insperity, Inc.................................... 12,267    551,156
    Insteel Industries, Inc...........................  1,500     36,765
    Interface, Inc.................................... 24,305    410,511
    ITT Corp.......................................... 19,494    632,580
    John Bean Technologies Corp....................... 10,147    464,834
#   Kaman Corp........................................  5,738    228,602
    Kforce, Inc.......................................  9,472    211,226
    Kimball International, Inc. Class B............... 18,922    182,408
#   Knight Transportation, Inc........................ 32,954    806,384
    Knoll, Inc........................................ 15,668    287,508
    Korn/Ferry International.......................... 15,444    475,830
    Landstar System, Inc.............................. 18,667  1,071,672
*   Lawson Products, Inc..............................  4,035     78,198
#   Lindsay Corp......................................  3,120    219,461
    Manitowoc Co., Inc. (The)......................... 38,648    608,320
    Matson, Inc....................................... 11,953    483,021
    Matthews International Corp. Class A..............  8,587    428,577
*   Mistras Group, Inc................................  1,990     44,954
*   Moog, Inc. Class A................................  1,481     68,615
    MSA Safety, Inc................................... 13,844    592,523
    Mueller Industries, Inc........................... 20,646    525,441
    Mueller Water Products, Inc. Class A.............. 80,199    658,434
    Multi-Color Corp..................................  8,137    512,875
    NN, Inc...........................................    357      4,327
#*  Nortek, Inc.......................................  5,246    204,542
*   NV5 Global, Inc...................................    872     16,551
#   Omega Flex, Inc...................................  1,300     38,480
*   On Assignment, Inc................................ 19,165    740,727
    Park-Ohio Holdings Corp...........................  2,936     83,764
*   Patrick Industries, Inc...........................  6,225    217,564
#*  PGT, Inc.......................................... 16,855    165,179
#*  Power Solutions International, Inc................    441      5,270
#   Primoris Services Corp............................ 14,383    293,269
#*  Proto Labs, Inc...................................  8,119    446,464
#   Raven Industries, Inc.............................  8,811    132,253
*   RBC Bearings, Inc.................................  7,637    453,103
*   Rexnord Corp...................................... 39,949    653,965
#   RR Donnelley & Sons Co............................ 70,763    988,559
*   SL Industries, Inc................................    338     10,140
*   SP Plus Corp......................................  1,472     33,046
*   Sparton Corp......................................    800     13,712
#*  Spirit Airlines, Inc.............................. 11,229    469,372
    Standex International Corp........................  6,275    453,180
    Steelcase, Inc. Class A........................... 37,606    479,853

                                     1900

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
    Sun Hydraulics Corp...............................  8,383 $   213,431
#*  Swift Transportation Co........................... 24,389     397,785
#*  Taser International, Inc.......................... 15,345     236,160
*   Team, Inc.........................................  6,068     145,632
    Tennant Co........................................  6,001     324,714
*   Thermon Group Holdings, Inc.......................  6,882     115,755
*   Trex Co., Inc..................................... 13,135     493,351
*   TrueBlue, Inc..................................... 12,108     276,547
    Universal Truckload Services, Inc.................  6,740      87,013
    US Ecology, Inc...................................  8,051     273,492
*   USA Truck, Inc....................................    351       5,676
*   USG Corp.......................................... 31,520     563,893
    Valmont Industries, Inc...........................  2,900     309,111
*   Vicor Corp........................................  7,981      67,040
#*  Wabash National Corp.............................. 26,093     288,589
    Watts Water Technologies, Inc. Class A............  1,800      88,686
    Werner Enterprises, Inc........................... 10,566     255,169
*   Willdan Group, Inc................................  3,212      27,495
    Woodward, Inc..................................... 24,905   1,150,362
                                                              -----------
Total Industrials.....................................         44,937,438
                                                              -----------
Information Technology -- (20.3%)
*   ACI Worldwide, Inc................................ 55,524     993,880
*   Acxiom Corp....................................... 14,973     279,995
*   Advanced Energy Industries, Inc...................  1,893      53,155
#*  Alliance Fiber Optic Products, Inc................  4,769      68,531
    American Software, Inc. Class A...................  8,189      79,679
*   Amkor Technology, Inc.............................    654       4,016
*   Anixter International, Inc........................  6,058     299,508
    Atmel Corp........................................ 38,941     313,864
*   AVG Technologies NV............................... 21,795     411,272
#   Badger Meter, Inc.................................  4,717     263,350
    Belden, Inc.......................................  8,453     361,112
    Blackbaud, Inc.................................... 17,450   1,072,826
*   Blackhawk Network Holdings, Inc................... 22,734     856,844
    Booz Allen Hamilton Holding Corp.................. 19,433     549,760
#*  Bottomline Technologies de, Inc................... 16,058     462,792
#*  BroadSoft, Inc....................................  7,811     267,214
*   BSQUARE Corp......................................  1,459       8,973
*   Cabot Microelectronics Corp.......................  8,402     341,457
*   CalAmp Corp....................................... 16,774     285,158
*   Carbonite, Inc....................................    288       2,583
#*  Cardtronics, Inc.................................. 17,131     527,806
*   Cascade Microtech, Inc............................  1,200      19,020
#   Cass Information Systems, Inc.....................  3,716     189,144
*   Ciena Corp........................................ 53,074     943,125
#*  Cimpress NV....................................... 12,510     982,285
*   Cirrus Logic, Inc................................. 31,547   1,095,312
#*  Clearfield, Inc...................................  1,000      14,800
    Cognex Corp....................................... 19,501     628,907
*   Coherent, Inc.....................................    367      28,358
*   CommVault Systems, Inc............................  3,978     149,255
    Concurrent Computer Corp..........................    857       4,336

                                     1901

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Constant Contact, Inc.............................  3,517 $  111,172
*   CoreLogic, Inc.................................... 35,241  1,258,104
#*  Cray, Inc......................................... 14,824    583,917
#   CSG Systems International, Inc.................... 16,063    561,241
    Daktronics, Inc...................................  7,802     62,650
*   Datalink Corp.....................................  1,065      7,647
*   DHI Group, Inc.................................... 25,287    235,422
#   Diebold, Inc...................................... 21,794    604,130
*   Digimarc Corp.....................................    497     17,783
*   DTS, Inc..........................................  2,667     59,421
    EarthLink Holdings Corp........................... 48,833    289,091
*   Electronics for Imaging, Inc...................... 22,884    946,940
#*  Ellie Mae, Inc....................................  3,425    239,168
*   Entegris, Inc..................................... 66,443    774,725
*   EPAM Systems, Inc................................. 16,356  1,225,064
*   Euronet Worldwide, Inc............................ 21,657  1,727,579
*   Everi Holdings, Inc...............................  2,371      6,663
    Evolving Systems, Inc.............................  2,526     13,413
*   ExlService Holdings, Inc..........................  9,671    422,236
    Fair Isaac Corp................................... 14,570  1,392,455
*   FARO Technologies, Inc............................  5,138    131,892
#   FEI Co............................................ 13,347    966,990
    Forrester Research, Inc...........................  1,015     32,450
    GlobalScape, Inc.................................. 11,631     39,545
#*  GrubHub, Inc...................................... 15,746    296,812
#*  GTT Communications, Inc...........................  6,092     90,710
    Hackett Group, Inc. (The).........................  2,785     41,134
    Heartland Payment Systems, Inc.................... 16,919  1,557,902
*   Immersion Corp....................................  8,442     71,588
*   Infinera Corp.....................................  9,639    147,670
*   Integrated Device Technology, Inc................. 70,135  1,787,040
#   InterDigital, Inc................................. 14,574    656,413
*   Internap Corp..................................... 27,281    105,305
*   IntriCon Corp.....................................    700      5,236
*   Inuvo, Inc........................................  6,300     14,805
#*  InvenSense, Inc................................... 11,200     91,952
*   Ixia.............................................. 16,651    159,350
    j2 Global, Inc.................................... 10,591    767,953
    Leidos Holdings, Inc.............................. 16,878    778,413
*   Lionbridge Technologies, Inc...................... 28,357    131,293
    Littelfuse, Inc...................................  8,968    913,839
*   LoJack Corp.......................................  2,600     13,936
#   LRAD Corp.........................................  4,431      7,178
*   Lumentum Holdings, Inc............................ 17,281    340,954
#*  M/A-COM Technology Solutions Holdings, Inc........ 12,960    498,960
*   Manhattan Associates, Inc......................... 23,897  1,377,662
*   Mattson Technology, Inc...........................  9,559     33,361
    MAXIMUS, Inc...................................... 15,975    852,586
    Mentor Graphics Corp.............................. 42,576    739,971
#   Mesa Laboratories, Inc............................  1,112    115,648
    Methode Electronics, Inc.......................... 16,197    422,094
*   Microsemi Corp.................................... 30,992    982,446
*   MicroStrategy, Inc. Class A.......................  2,899    500,107

                                     1902

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
    Monotype Imaging Holdings, Inc.................... 12,299 $  306,737
    MTS Systems Corp..................................  4,753    253,810
*   NAPCO Security Technologies, Inc..................  3,838     20,917
*   NetScout Systems, Inc............................. 13,398    288,727
*   Newport Corp......................................  7,456    113,555
    NIC, Inc.......................................... 22,239    440,110
#*  Numerex Corp. Class A.............................  1,101      6,848
    NVE Corp..........................................    616     30,554
*   OSI Systems, Inc..................................  5,591    306,499
#*  Paycom Software, Inc.............................. 19,154    577,493
*   PDF Solutions, Inc................................  4,325     46,840
    Pegasystems, Inc.................................. 25,368    596,148
*   Perficient, Inc...................................  3,979     75,800
*   Planet Payment, Inc...............................  1,874      5,416
    Plantronics, Inc.................................. 17,442    781,925
    Power Integrations, Inc........................... 12,430    585,826
*   Progress Software Corp............................ 16,732    433,192
    QAD, Inc. Class A.................................  3,079     56,992
*   Qorvo, Inc........................................  8,879    351,608
#*  Rambus, Inc....................................... 45,912    561,963
*   RealD, Inc........................................  4,837     50,256
#*  RealPage, Inc..................................... 20,639    398,126
    Reis, Inc.........................................  5,500    124,025
*   Rogers Corp.......................................  4,041    191,826
#*  Ruckus Wireless, Inc.............................. 17,579    147,839
    Science Applications International Corp........... 18,688    796,483
*   Semtech Corp...................................... 13,864    278,666
*   ShoreTel, Inc..................................... 22,583    185,406
*   Sigma Designs, Inc................................  6,470     42,896
*   Silicon Laboratories, Inc......................... 16,987    774,607
*   SolarWinds, Inc................................... 13,022    780,669
    Solera Holdings, Inc..............................  6,286    341,078
*   Spark Networks, Inc...............................  1,800      6,318
*   Stamps.com, Inc...................................  1,909    179,102
#*  Super Micro Computer, Inc......................... 17,448    519,601
#*  Synaptics, Inc.................................... 14,172  1,038,949
#*  Synchronoss Technologies, Inc..................... 14,495    444,127
#*  Take-Two Interactive Software, Inc................ 31,630  1,097,561
#*  Tangoe, Inc.......................................  1,100      9,207
    TeleTech Holdings, Inc............................ 23,000    614,330
    Tessera Technologies, Inc......................... 24,620    709,548
*   TiVo, Inc......................................... 42,058    335,623
*   Travelzoo, Inc....................................  1,534     12,441
*   Tyler Technologies, Inc...........................  8,756  1,375,217
#*  Ubiquiti Networks, Inc............................ 18,005    533,128
#*  Universal Display Corp............................  9,530    467,923
*   VeriFone Systems, Inc............................. 26,699    624,490
*   Verint Systems, Inc............................... 12,416    454,550
#*  ViaSat, Inc....................................... 21,680  1,355,000
*   Virtusa Corp...................................... 11,161    499,120
*   Web.com Group, Inc................................ 18,850    354,946
#*  WebMD Health Corp................................. 13,572    693,665
*   XO Group, Inc.....................................  8,055    120,020

                                     1903

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
*   Xura, Inc.........................................  2,103 $    45,130
#*  Zebra Technologies Corp. Class A..................  8,662     523,185
*   Zix Corp.......................................... 15,342      68,886
                                                              -----------
Total Information Technology..........................         58,805,237
                                                              -----------
Materials -- (4.3%)
    A Schulman, Inc...................................  3,301      83,581
    AEP Industries, Inc...............................  2,038     172,496
    Balchem Corp...................................... 10,398     583,744
*   Berry Plastics Group, Inc.........................  7,339     228,243
*   Boise Cascade Co.................................. 13,332     275,439
    Calgon Carbon Corp................................ 16,690     270,211
#   Chase Corp........................................  3,223     148,097
*   Chemtura Corp..................................... 23,266     610,500
#   Compass Minerals International, Inc............... 15,133   1,132,705
#   Deltic Timber Corp................................  5,448     299,204
    Eagle Materials, Inc.............................. 10,442     559,065
*   Ferro Corp........................................ 28,419     264,013
    Ferroglobe P.L.C.................................. 24,103     204,876
#*  Flotek Industries, Inc............................ 14,549      97,187
    FutureFuel Corp...................................  1,120      14,022
    Hawkins, Inc......................................    560      20,983
    HB Fuller Co...................................... 10,429     388,167
*   Headwaters, Inc................................... 34,543     551,652
    Innophos Holdings, Inc............................  7,502     200,379
    Innospec, Inc.....................................  5,433     270,835
    KapStone Paper and Packaging Corp................. 26,940     398,173
*   Koppers Holdings, Inc.............................  7,216     122,167
    Mercer International, Inc.........................    659       4,844
    Minerals Technologies, Inc........................  8,771     359,523
    Myers Industries, Inc............................. 15,389     175,281
    Neenah Paper, Inc.................................  7,880     476,267
*   OMNOVA Solutions, Inc.............................  3,201      16,805
*   Owens-Illinois, Inc...............................  7,087      91,706
    PolyOne Corp...................................... 34,681     938,468
    Quaker Chemical Corp..............................  4,227     317,067
    Schweitzer-Mauduit International, Inc.............  6,918     290,556
    Sensient Technologies Corp........................ 18,557   1,107,296
    Silgan Holdings, Inc..............................  9,907     523,783
    Stepan Co.........................................  3,643     163,789
#*  Stillwater Mining Co..............................  5,149      33,726
*   Trecora Resources.................................  2,505      26,353
    United States Lime & Minerals, Inc................  1,260      69,262
*   US Concrete, Inc..................................  2,993     136,122
    Worthington Industries, Inc....................... 21,883     669,401
                                                              -----------
Total Materials.......................................         12,295,988
                                                              -----------
Telecommunication Services -- (0.9%)
#*  8x8, Inc.......................................... 33,286     418,072
*   Boingo Wireless, Inc.............................. 14,058      85,754
#   Cogent Communications Holdings, Inc............... 19,649     656,473
#   Consolidated Communications Holdings, Inc......... 12,797     256,452

                                     1904

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
#*    FairPoint Communications, Inc....................     4,194 $     62,910
*     General Communication, Inc. Class A..............    17,100      309,852
      IDT Corp. Class B................................     9,229      117,208
      Inteliquent, Inc.................................    15,500      266,290
#*    NTELOS Holdings Corp.............................     4,994       46,194
      Shenandoah Telecommunications Co.................     3,447       79,212
*     Vonage Holdings Corp.............................    55,181      283,079
                                                                  ------------
Total Telecommunication Services.......................              2,581,496
                                                                  ------------
TOTAL COMMON STOCKS....................................            242,417,077
                                                                  ------------
TOTAL INVESTMENT SECURITIES............................            242,417,077
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves,
        0.358%......................................... 3,124,432    3,124,432
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................... 3,812,744   44,113,450
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $281,662,543)^^....           $289,654,959
                                                                  ============

                                     1905

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------------
                                                          LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                        ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.............................. $ 58,742,389          --   --    $ 58,742,389
   Consumer Staples....................................   11,610,637          --   --      11,610,637
   Energy..............................................    3,000,102          --   --       3,000,102
   Financials..........................................   18,177,417          --   --      18,177,417
   Health Care.........................................   32,266,373          --   --      32,266,373
   Industrials.........................................   44,937,438          --   --      44,937,438
   Information Technology..............................   58,805,237          --   --      58,805,237
   Materials...........................................   12,295,988          --   --      12,295,988
   Telecommunication Services..........................    2,581,496          --   --       2,581,496
Temporary Cash Investments.............................    3,124,432          --   --       3,124,432
Securities Lending Collateral..........................           -- $44,113,450   --      44,113,450
                                                        ------------ -----------   --    ------------
TOTAL.................................................. $245,541,509 $44,113,450   --    $289,654,959
                                                        ============ ===========   ==    ============

                                     1906

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES    VALUE++
                                                       ------- -----------
COMMON STOCKS -- (94.8%)

AUSTRALIA -- (5.9%)
    Amcor, Ltd........................................  95,933 $   914,814
    AMP, Ltd.......................................... 233,216     898,731
    Aristocrat Leisure, Ltd...........................  55,446     407,449
    Brambles, Ltd..................................... 130,783   1,044,744
    Coca-Cola Amatil, Ltd.............................  39,383     235,777
    Cochlear, Ltd.....................................   4,766     319,441
#   Commonwealth Bank of Australia....................  41,828   2,364,354
    Computershare, Ltd................................  19,313     144,188
    CSL, Ltd..........................................  17,390   1,295,365
    Domino's Pizza Enterprises, Ltd...................   2,330     100,049
    Macquarie Group, Ltd..............................   2,774     143,087
    Medibank Pvt, Ltd................................. 124,742     223,575
    Platinum Asset Management, Ltd....................  12,357      57,202
    Qantas Airways, Ltd............................... 116,484     323,920
    Ramsay Health Care, Ltd...........................  11,937     518,261
#   REA Group, Ltd....................................   4,622     175,438
    Seek, Ltd.........................................  14,881     154,922
    Tabcorp Holdings, Ltd.............................  76,576     251,740
    Telstra Corp., Ltd................................ 163,042     656,954
    TPG Telecom, Ltd..................................  15,461     111,394
    Woolworths, Ltd...................................  50,695     881,316
                                                               -----------
TOTAL AUSTRALIA.......................................          11,222,721
                                                               -----------
AUSTRIA -- (0.1%).....................................
    Andritz AG........................................   2,842     132,148
    Voestalpine AG....................................   1,918      50,442
                                                               -----------
TOTAL AUSTRIA.........................................             182,590
                                                               -----------
BELGIUM -- (0.6%)
    Anheuser-Busch InBev NV...........................   7,195     904,890
    Colruyt SA........................................   5,553     296,914
                                                               -----------
TOTAL BELGIUM.........................................           1,201,804
                                                               -----------
CANADA -- (7.4%)
    Agrium, Inc.......................................   1,916     166,443
    Alimentation Couche-Tard, Inc. Class B............  15,770     686,455
    BCE, Inc..........................................   8,601     346,459
*   Bombardier, Inc. Class B..........................   5,898       4,126
    CAE, Inc.(124765108)..............................   6,588      68,713
    CAE, Inc.(2162760)................................   2,400      25,064
    Canadian National Railway Co......................  27,879   1,491,248
    Canadian Pacific Railway, Ltd.....................   4,276     511,965
#   Canadian Tire Corp., Ltd. Class A.................   4,100     334,082
    CCL Industries, Inc. Class B......................   1,400     197,373
*   CGI Group, Inc. Class A(2159740)..................   8,794     376,895
*   CGI Group, Inc. Class A(39945C109)................   5,229     224,324
    CI Financial Corp.................................  15,700     346,747
    Cineplex, Inc.....................................     400      13,962
    Cogeco Communications, Inc........................   1,200      54,179
*   Colliers International Group, Inc.................   2,144      92,749
    Constellation Software, Inc.......................   1,545     562,460

                                     1907

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
    Dollarama, Inc....................................  9,200 $   493,657
*   FirstService Corp.................................  2,144      81,858
    George Weston, Ltd................................  5,500     424,052
    Gildan Activewear, Inc............................  1,803      45,436
    Inter Pipeline, Ltd...............................  6,000      97,223
    Jean Coutu Group PJC, Inc. (The) Class A..........  2,800      39,355
    Keyera Corp.......................................  6,600     180,912
    Linamar Corp......................................  4,353     169,751
    Magna International, Inc.(2554475)................ 11,200     389,110
    Magna International, Inc.(559222401)..............  2,735      94,604
    Methanex Corp.....................................    413      10,953
    Metro, Inc........................................ 10,100     298,552
#   Northland Power, Inc..............................  2,800      38,855
    Onex Corp.........................................  6,600     394,473
    Open Text Corp....................................  6,098     297,948
#   Peyto Exploration & Development Corp.............. 11,587     249,209
    Potash Corp. of Saskatchewan, Inc................. 21,890     356,807
    Progressive Waste Solutions, Ltd..................  7,396     207,958
    Quebecor, Inc. Class B............................  5,700     144,443
    Ritchie Bros Auctioneers, Inc.....................  1,600      36,608
    Rogers Communications, Inc. Class B............... 15,584     532,817
    Royal Bank of Canada(780087102)...................  3,700     189,588
    Royal Bank of Canada(2754383)..................... 24,590   1,273,470
    Saputo, Inc....................................... 12,600     309,401
    Shaw Communications, Inc. Class B................. 36,226     625,985
    Stella-Jones, Inc.................................  1,300      39,281
    TELUS Corp........................................  7,311     203,376
    Thomson Reuters Corp.............................. 11,382     425,687
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................    944      85,168
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  8,400     773,503
    Vermilion Energy, Inc.............................     63       1,685
                                                              -----------
TOTAL CANADA..........................................         14,014,969
                                                              -----------
DENMARK -- (1.4%)
#   Novo Nordisk A.S. Class B......................... 47,900   2,676,097
                                                              -----------
FINLAND -- (1.1%)
    Elisa Oyj.........................................  5,856     212,099
#   Kone Oyj Class B.................................. 12,772     561,382
    Nokia Oyj(5902941)................................ 57,751     416,007
    Nokia Oyj(5946455)................................ 76,722     548,546
    Orion Oyj Class A.................................    609      19,667
    Orion Oyj Class B.................................  2,720      89,739
    Wartsila Oyj Abp..................................  4,091     183,757
                                                              -----------
TOTAL FINLAND.........................................          2,031,197
                                                              -----------
FRANCE -- (8.7%)
    Accor SA.......................................... 12,075     458,588
    Aeroports de Paris................................  1,405     159,158
    Air Liquide SA.................................... 11,746   1,214,647
    Airbus Group SE................................... 21,050   1,323,962
    Atos SE...........................................  3,655     288,941
    Bureau Veritas SA................................. 17,272     329,041

                                     1908

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
#   Carrefour SA......................................  59,990 $ 1,707,364
    Christian Dior SE.................................   2,512     424,846
    Danone SA.........................................  13,599     936,636
    Dassault Systemes.................................   2,594     200,499
    Essilor International SA..........................   5,954     738,664
    Eutelsat Communications SA........................  18,203     588,311
    Hermes International..............................     941     320,141
    Iliad SA..........................................   1,998     501,015
    Ingenico Group SA.................................   1,892     223,341
    Legrand SA........................................   9,340     514,452
    LVMH Moet Hennessy Louis Vuitton SE...............   9,641   1,550,721
    Numericable-SFR SAS...............................     672      26,681
    Safran SA.........................................  19,586   1,268,830
    SEB SA............................................     146      14,254
    SES SA............................................  20,579     538,089
    Societe BIC SA....................................     908     147,883
    Sodexo SA.........................................   4,306     421,723
    Thales SA.........................................   7,486     569,795
    Valeo SA..........................................   6,237     810,425
    Vinci SA..........................................  17,144   1,161,458
                                                               -----------
TOTAL FRANCE..........................................          16,439,465
                                                               -----------
GERMANY -- (7.2%)
    Bayer AG..........................................  22,535   2,536,229
    Beiersdorf AG.....................................   2,236     206,369
    Brenntag AG.......................................   6,146     301,570
    Continental AG....................................   5,077   1,065,395
    Deutsche Boerse AG................................   6,946     592,720
    Deutsche Post AG..................................  38,199     925,822
    Deutsche Telekom AG............................... 162,035   2,821,494
    Fielmann AG.......................................   1,071      80,809
    Fresenius SE & Co. KGaA...........................  18,234   1,209,969
    Fuchs Petrolub SE.................................   1,057      37,411
    Hugo Boss AG......................................   4,476     356,480
    Infineon Technologies AG..........................  44,276     592,477
    Merck KGaA........................................   1,072      93,342
    ProSiebenSat.1 Media SE...........................  16,934     846,088
    RTL Group SA......................................   2,938     237,972
    SAP SE............................................  12,313     981,161
    Symrise AG........................................   2,728     176,909
    United Internet AG................................  10,255     530,731
                                                               -----------
TOTAL GERMANY.........................................          13,592,948
                                                               -----------
HONG KONG -- (2.4%)
    AIA Group, Ltd.................................... 248,400   1,382,582
    Galaxy Entertainment Group, Ltd................... 150,000     473,214
    Hong Kong Exchanges and Clearing, Ltd.............  31,307     696,227
    L'Occitane International SA.......................  40,750      71,286
    Li & Fung, Ltd.................................... 440,000     253,108
    Melco Crown Entertainment, Ltd. ADR...............   5,836      88,941
    MGM China Holdings, Ltd...........................  87,600     105,912
    PCCW, Ltd......................................... 359,976     216,398

                                     1909

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
HONG KONG -- (Continued)
#   Prada SpA............................................  46,100 $  137,889
    Samsonite International SA........................... 103,800    268,385
    Sands China, Ltd.....................................  95,200    331,889
    Techtronic Industries Co., Ltd.......................  93,000    355,269
#   Wynn Macau, Ltd...................................... 133,200    144,573
                                                                  ----------
TOTAL HONG KONG..........................................          4,525,673
                                                                  ----------
IRELAND -- (0.3%)
    Kerry Group P.L.C. Class A...........................   2,914    237,615
    Smurfit Kappa Group P.L.C............................  14,839    321,957
                                                                  ----------
TOTAL IRELAND............................................            559,572
                                                                  ----------
ISRAEL -- (0.7%)
#   Bezeq The Israeli Telecommunication Corp., Ltd....... 263,904    568,913
    Elbit Systems, Ltd...................................     400     34,292
    Frutarom Industries, Ltd.............................   2,654    134,385
    Teva Pharmaceutical Industries, Ltd..................   2,817    173,097
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   7,742    475,978
                                                                  ----------
TOTAL ISRAEL.............................................          1,386,665
                                                                  ----------
ITALY -- (1.8%)
    Assicurazioni Generali SpA...........................  17,462    262,187
    Atlantia SpA.........................................  21,884    573,413
    Banca Mediolanum SpA.................................  13,251     88,426
    CNH Industrial NV....................................  58,264    363,490
    Enel Green Power SpA.................................  68,777    134,799
*   Ferrari NV...........................................   5,441    215,737
    Fiat Chrysler Automobiles NV.........................  54,412    380,969
*   Finmeccanica SpA.....................................  10,948    130,422
    Luxottica Group SpA..................................   4,550    284,413
    Mediaset SpA.........................................  46,113    154,798
*   Telecom Italia SpA................................... 677,088    753,588
                                                                  ----------
TOTAL ITALY..............................................          3,342,242
                                                                  ----------
JAPAN -- (21.4%)
    ABC-Mart, Inc........................................     900     48,988
    AEON Financial Service Co., Ltd......................   6,000    138,030
    Air Water, Inc.......................................  10,000    159,000
    Ajinomoto Co., Inc...................................  12,000    285,409
    Alps Electric Co., Ltd...............................  15,400    305,328
    Asahi Group Holdings, Ltd............................  11,700    375,532
    Asahi Intecc Co., Ltd................................   3,600    165,910
    Asics Corp...........................................   6,600    122,531
    Astellas Pharma, Inc.................................  17,700    245,084
    Bandai Namco Holdings, Inc...........................  14,000    318,494
    Bridgestone Corp.....................................  26,287    957,687
    Calbee, Inc..........................................   3,400    141,293
#   Canon, Inc...........................................  23,000    642,676
#   Casio Computer Co., Ltd..............................   7,600    147,464
    COLOPL, Inc..........................................   3,900     75,362
#   Cosmos Pharmaceutical Corp...........................     800    120,824
    CyberAgent, Inc......................................   5,400    254,811

                                     1910

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Daicel Corp.......................................  22,800 $  335,412
    Daiichikosho Co., Ltd.............................   2,800    112,871
    Daikin Industries, Ltd............................   8,900    601,341
    Daito Trust Construction Co., Ltd.................   6,000    762,816
    Daiwa House Industry Co., Ltd.....................  19,100    539,252
    Disco Corp........................................   1,600    152,187
    Don Quijote Holdings Co., Ltd.....................   5,600    189,644
    FamilyMart Co., Ltd...............................   4,700    219,943
    FANUC Corp........................................   2,900    388,280
    Fast Retailing Co., Ltd...........................   1,400    452,685
    Fuji Heavy Industries, Ltd........................  22,900    937,134
    Fujitsu, Ltd...................................... 216,000    901,999
#*  GungHo Online Entertainment, Inc..................  25,000     66,471
    Haseko Corp.......................................  29,300    306,874
    Hikari Tsushin, Inc...............................   1,000     66,011
    Hino Motors, Ltd..................................  34,600    392,648
    HIS Co., Ltd......................................   1,000     29,682
    Hoshizaki Electric Co., Ltd.......................     900     62,938
    Hoya Corp.........................................  14,200    548,152
    Ito En, Ltd.......................................   4,000    107,839
    Itochu Techno-Solutions Corp......................   4,700     76,320
    Izumi Co., Ltd....................................   2,900    112,762
#   Japan Airport Terminal Co., Ltd...................   1,100     44,127
    Japan Exchange Group, Inc.........................  26,000    369,641
    Japan Tobacco, Inc................................  34,400  1,347,232
    Kakaku.com, Inc...................................  11,500    223,112
    Kaken Pharmaceutical Co., Ltd.....................   2,300    151,921
    Kao Corp..........................................  15,600    837,179
    Kawasaki Heavy Industries, Ltd.................... 161,000    498,532
    KDDI Corp.........................................  74,100  1,876,405
    Keihan Electric Railway Co., Ltd..................  30,000    188,171
    Kewpie Corp.......................................   3,400     74,379
    Kirin Holdings Co., Ltd...........................  20,400    289,701
    Koito Manufacturing Co., Ltd......................   9,200    426,267
    Kose Corp.........................................   1,500    139,425
    Kubota Corp.......................................  24,000    354,720
    Lawson, Inc.......................................   5,400    426,365
    Lion Corp.........................................   5,000     46,476
    LIXIL Group Corp..................................   6,600    139,294
    M3, Inc...........................................  14,600    334,858
    Matsui Securities Co., Ltd........................   9,400     81,351
    Mazda Motor Corp..................................  14,600    265,687
    MEIJI Holdings Co., Ltd...........................   4,400    369,327
    Minebea Co., Ltd..................................  36,000    282,121
    Miraca Holdings, Inc..............................   4,000    165,077
    MISUMI Group, Inc.................................   5,700     69,706
    MonotaRO Co., Ltd.................................   4,000     92,469
    Murata Manufacturing Co., Ltd.....................   5,200    601,473
    Nabtesco Corp.....................................   4,700     81,320
    NGK Insulators, Ltd...............................  20,000    418,173
    NGK Spark Plug Co., Ltd...........................   9,100    215,000
    Nidec Corp........................................   3,000    204,686
    Nifco, Inc........................................   3,900    189,069

                                     1911

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Nissan Chemical Industries, Ltd...................  5,400 $  125,016
    Nitori Holdings Co., Ltd..........................  2,700    219,310
    Nitto Denko Corp.................................. 10,200    586,543
    Nomura Research Institute, Ltd....................  3,100    112,493
    NSK, Ltd.......................................... 11,400    118,140
    NTT Data Corp.....................................  8,100    390,292
    NTT DOCOMO, Inc................................... 52,800  1,171,011
    Olympus Corp...................................... 11,100    432,832
    Omron Corp........................................  9,100    236,504
    Oracle Corp. Japan................................  2,700    122,622
*   Orient Corp....................................... 24,600     46,371
    Oriental Land Co., Ltd............................  5,000    319,276
    Otsuka Corp.......................................  1,800     89,296
    Panasonic Corp.................................... 87,882    825,226
    Park24 Co., Ltd...................................  7,400    206,146
    Pigeon Corp.......................................  7,500    161,046
*   Rakuten, Inc...................................... 29,900    309,013
    Ryohin Keikaku Co., Ltd...........................  1,100    233,311
    Sanrio Co., Ltd...................................  3,900     90,311
    Santen Pharmaceutical Co., Ltd.................... 23,300    372,215
    Sanwa Holdings Corp............................... 14,700    104,216
    Sawai Pharmaceutical Co., Ltd.....................  1,800    124,827
    SCSK Corp.........................................  2,500    109,853
    Secom Co., Ltd....................................  4,800    334,472
    Seibu Holdings, Inc...............................  4,000     80,001
    Seiko Epson Corp..................................  9,900    138,826
    Seven & I Holdings Co., Ltd....................... 19,600    874,208
    Seven Bank, Ltd................................... 26,000    110,734
    Shimano, Inc......................................  1,300    207,382
    Showa Shell Sekiyu K.K............................  1,400     11,426
    Skylark Co., Ltd..................................  5,600     64,899
    SoftBank Group Corp............................... 47,440  2,089,043
#   Sohgo Security Services Co., Ltd..................  1,500     73,280
    Start Today Co., Ltd..............................  4,900    156,062
    Sugi Holdings Co., Ltd............................    600     31,110
    Sumco Corp........................................ 15,500    104,677
    Sumitomo Realty & Development Co., Ltd............ 10,000    280,323
    Sundrug Co., Ltd..................................  1,700    112,623
    Suntory Beverage & Food, Ltd......................  7,400    342,236
    Suruga Bank, Ltd..................................  6,600    119,827
    Suzuki Motor Corp................................. 18,000    552,653
    Sysmex Corp.......................................  9,900    637,487
    Taisei Corp....................................... 48,000    298,730
    Temp Holdings Co., Ltd............................  4,800     71,017
    Terumo Corp.......................................  7,800    248,006
    Tokyo Electron, Ltd............................... 12,000    777,006
    Toray Industries, Inc............................. 50,000    423,841
    TOTO, Ltd.........................................  6,499    210,925
#   Toyo Tire & Rubber Co., Ltd.......................  8,200    175,433
#   Toyota Boshoku Corp...............................  5,900    119,758
    Toyota Motor Corp. Sponsored ADR..................  4,527    543,376
*   Trend Micro, Inc..................................  4,800    201,929
    Tsuruha Holdings, Inc.............................  1,600    132,776

                                     1912

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Unicharm Corp.....................................   8,200 $   160,063
    USS Co., Ltd......................................   9,300     142,863
    Welcia Holdings Co., Ltd..........................     600      32,396
#   Yahoo Japan Corp..................................  48,600     185,405
    Yamaha Motor Co., Ltd.............................  22,100     442,677
#   Yamato Holdings Co., Ltd..........................  15,200     333,727
    Yamazaki Baking Co., Ltd..........................   7,000     152,690
#   Yaskawa Electric Corp.............................  18,700     207,517
#   Yokogawa Electric Corp............................   5,800      64,943
    Zenkoku Hosho Co., Ltd............................   3,900     122,228
                                                               -----------
TOTAL JAPAN...........................................          40,545,393
                                                               -----------
NETHERLANDS -- (2.7%)
    Heineken NV.......................................   5,005     434,595
    Koninklijke Ahold NV..............................  30,952     700,125
    RELX NV........................................... 101,704   1,697,079
#   Unilever NV(B12T3J1)..............................   9,659     423,830
    Unilever NV(904784709)............................  31,670   1,406,465
    Wolters Kluwer NV.................................  13,089     445,726
                                                               -----------
TOTAL NETHERLANDS.....................................           5,107,820
                                                               -----------
NORWAY -- (0.4%)
    Gjensidige Forsikring ASA.........................   6,693     106,500
#   Kongsberg Gruppen ASA.............................   1,492      23,793
    Leroy Seafood Group ASA...........................   1,434      54,996
    Salmar ASA........................................   2,108      41,564
    Schibsted ASA Class A.............................   1,586      46,551
*   Schibsted ASA Class B.............................   1,586      44,602
    Telenor ASA.......................................  28,213     460,217
                                                               -----------
TOTAL NORWAY..........................................             778,223
                                                               -----------
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd............  19,400     120,269
    Great Eastern Holdings, Ltd.......................   4,300      60,529
    Jardine Cycle & Carriage, Ltd.....................   9,644     254,811
    Keppel Corp., Ltd.................................  17,700      63,123
    Oversea-Chinese Banking Corp., Ltd................  44,379     248,349
    SATS, Ltd.........................................  11,800      32,283
    SembCorp Industries, Ltd..........................   7,800      13,900
    SembCorp Marine, Ltd..............................  67,000      74,084
    Singapore Exchange, Ltd...........................  58,700     292,425
    Singapore Technologies Engineering, Ltd........... 103,900     210,757
    Singapore Telecommunications, Ltd................. 170,800     423,524
    StarHub, Ltd......................................  37,000      88,210
                                                               -----------
TOTAL SINGAPORE.......................................           1,882,264
                                                               -----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA.......................  12,976     193,328
    ACS Actividades de Construccion y Servicios SA....     224       5,686
#   Amadeus IT Holding SA Class A.....................  32,321   1,319,949
    Enagas SA.........................................   7,591     220,793
    Endesa SA.........................................  11,920     230,762

                                     1913

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Gas Natural SDG SA................................  12,659 $   248,674
    Grifols SA........................................   5,294     110,492
    Industria de Diseno Textil SA.....................  13,682     450,264
    Red Electrica Corp. SA............................   5,183     419,636
    Telefonica SA..................................... 185,463   1,957,465
    Zardoya Otis SA...................................   6,155      64,843
                                                               -----------
TOTAL SPAIN...........................................           5,221,892
                                                               -----------
SWEDEN -- (2.4%)
    Alfa Laval AB.....................................  14,689     253,255
    Assa Abloy AB Class B.............................  15,665     332,022
    Atlas Copco AB Class A............................  13,678     292,801
    Atlas Copco AB Class B............................   7,999     163,368
    Axfood AB.........................................   4,412      77,195
    BillerudKorsnas AB................................   3,602      57,398
    Electrolux AB Series B............................  18,596     405,062
#*  Fingerprint Cards AB Class B......................   2,037     110,234
    Hennes & Mauritz AB Class B.......................  26,344     862,692
    Hexpol AB.........................................   5,500      48,806
    Husqvarna AB Class B..............................   6,499      41,280
    Millicom International Cellular SA................   4,025     177,814
    NCC AB Class B....................................   5,786     196,431
#   Sandvik AB........................................  61,600     515,487
    Securitas AB Class B..............................  18,796     277,055
    SKF AB Class A....................................     994      15,114
    SKF AB Class B....................................  19,769     301,508
    Swedish Match AB..................................  10,725     381,518
                                                               -----------
TOTAL SWEDEN..........................................           4,509,040
                                                               -----------
SWITZERLAND -- (8.0%)
    Actelion, Ltd.....................................   5,892     776,445
    Chocoladefabriken Lindt & Sprungli AG.............       1      69,066
    EMS-Chemie Holding AG.............................     592     248,485
    Galenica AG.......................................     275     384,226
    Geberit AG........................................   2,058     729,496
    Givaudan SA.......................................     606   1,134,846
    Kuehne + Nagel International AG...................   2,797     370,183
    Partners Group Holding AG.........................     968     349,114
    Roche Holding AG(7108918).........................     863     222,033
    Roche Holding AG(7110388).........................  23,582   6,108,308
    Schindler Holding AG..............................   1,430     220,984
    SGS SA............................................     366     711,303
    Sika AG...........................................     241     862,451
    Sonova Holding AG.................................   3,363     403,953
    Swisscom AG.......................................   1,986     987,884
    Syngenta AG.......................................   4,072   1,499,372
                                                               -----------
TOTAL SWITZERLAND.....................................          15,078,149
                                                               -----------
UNITED KINGDOM -- (18.6%)
    Admiral Group P.L.C...............................   9,586     243,559
    Aggreko P.L.C.....................................      --          --
    Ashtead Group P.L.C...............................  39,474     509,226

                                     1914

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C.................................   5,212 $    335,603
    AstraZeneca P.L.C. Sponsored ADR..................  53,316    1,717,842
    BAE Systems P.L.C................................. 267,866    1,981,095
    British American Tobacco P.L.C....................  21,589    1,203,014
    British American Tobacco P.L.C. Sponsored ADR.....  24,093    2,674,564
    BT Group P.L.C.................................... 318,901    2,219,424
    Bunzl P.L.C.......................................   7,606      203,480
    Burberry Group P.L.C..............................  13,850      237,348
    Capita P.L.C......................................  38,821      653,465
    Centrica P.L.C.................................... 378,014    1,109,133
    Compass Group P.L.C...............................  87,759    1,510,312
    Croda International P.L.C.........................   9,697      396,022
    Diageo P.L.C......................................  16,150      434,782
    Diageo P.L.C. Sponsored ADR.......................  11,388    1,226,146
    easyJet P.L.C.....................................   8,149      180,637
    Experian P.L.C....................................  61,861    1,055,278
    G4S P.L.C......................................... 100,158      325,154
    GKN P.L.C.........................................  10,656       42,636
    GlaxoSmithKline P.L.C. Sponsored ADR..............  91,966    3,797,276
    Hargreaves Lansdown P.L.C.........................  21,629      421,694
    Imperial Tobacco Group P.L.C......................  28,508    1,543,582
    Inmarsat P.L.C....................................  34,482      542,901
    International Consolidated Airlines Group SA......  65,803      508,832
    Intertek Group P.L.C..............................  12,751      516,810
    ITV P.L.C......................................... 242,747      927,990
    Johnson Matthey P.L.C.............................   8,942      316,319
*   Liberty Global P.L.C. Class A.....................     866       29,792
*   Liberty Global P.L.C. Series C....................   2,136       71,151
*   Liberty Global P.L.C. LiLAC Class A...............      43        1,524
*   Liberty Global P.L.C. LiLAC Class C...............     107        3,936
    Merlin Entertainments P.L.C.......................  30,652      181,705
    Mondi P.L.C.......................................  17,040      277,803
    Next P.L.C........................................  12,502    1,239,154
    Provident Financial P.L.C.........................   6,443      271,013
    Reckitt Benckiser Group P.L.C.....................  11,553    1,027,536
    RELX P.L.C........................................  74,160    1,304,805
    RELX P.L.C. Sponsored ADR.........................   1,628       28,995
    Rexam P.L.C.......................................  21,492      184,276
    Rightmove P.L.C...................................   6,640      378,869
    Sage Group P.L.C. (The)...........................  38,892      346,687
    Sky P.L.C.........................................  55,248      854,831
    TUI AG............................................  31,018      526,772
    Unilever P.L.C....................................     712       31,303
    Unilever P.L.C. Sponsored ADR.....................  25,106    1,111,443
    Wolseley P.L.C....................................  11,571      573,998
                                                               ------------
TOTAL UNITED KINGDOM..................................           35,279,717
                                                               ------------
TOTAL COMMON STOCKS...................................          179,578,441
                                                               ------------

                                     1915

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Fuchs Petrolub SE.................................   3,032 $    124,351
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 01/29/16.................................   3,484        1,547
                                                                 ------------
TOTAL INVESTMENT SECURITIES.............................          179,704,339
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund.................... 835,439    9,666,034
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $194,295,015)^^.....         $189,370,373
                                                                 ============

                                     1916

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                             ----------- ------------ ------- ------------
Common Stocks
   Australia................................................          -- $ 11,222,721   --    $ 11,222,721
   Austria..................................................          --      182,590   --         182,590
   Belgium..................................................          --    1,201,804   --       1,201,804
   Canada................................................... $14,014,969           --   --      14,014,969
   Denmark..................................................          --    2,676,097   --       2,676,097
   Finland..................................................     548,546    1,482,651   --       2,031,197
   France...................................................          --   16,439,465   --      16,439,465
   Germany..................................................          --   13,592,948   --      13,592,948
   Hong Kong................................................      88,941    4,436,732   --       4,525,673
   Ireland..................................................          --      559,572   --         559,572
   Israel...................................................     510,270      876,395   --       1,386,665
   Italy....................................................     304,163    3,038,079   --       3,342,242
   Japan....................................................     543,376   40,002,017   --      40,545,393
   Netherlands..............................................   1,406,465    3,701,355   --       5,107,820
   Norway...................................................          --      778,223   --         778,223
   Singapore................................................          --    1,882,264   --       1,882,264
   Spain....................................................          --    5,221,892   --       5,221,892
   Sweden...................................................          --    4,509,040   --       4,509,040
   Switzerland..............................................          --   15,078,149   --      15,078,149
   United Kingdom...........................................  10,662,669   24,617,048   --      35,279,717
Preferred Stocks
   Germany..................................................          --      124,351   --         124,351
Rights/Warrants
   Spain....................................................          --        1,547   --           1,547
Securities Lending Collateral...............................          --    9,666,034   --       9,666,034
                                                             ----------- ------------   --    ------------
TOTAL....................................................... $28,079,399 $161,290,974   --    $189,370,373
                                                             =========== ============   ==    ============

                                     1917

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                       SHARES VALUE++
                                                       ------ --------
COMMON STOCKS -- (89.9%)

AUSTRALIA -- (5.9%)
#   Acrux, Ltd........................................ 30,615 $ 15,319
#   Adelaide Brighton, Ltd............................ 60,109  203,079
#   Ainsworth Game Technology, Ltd.................... 12,620   20,001
    ALS, Ltd..........................................  6,213   14,732
    Altium, Ltd....................................... 11,627   40,908
    Ansell, Ltd....................................... 12,112  174,070
#   ARB Corp., Ltd....................................  9,406  102,594
    Automotive Holdings Group, Ltd.................... 19,987   61,962
    Bellamy's Australia, Ltd..........................  5,888   57,933
#   Blackmores, Ltd...................................  1,342  182,975
#   Breville Group, Ltd............................... 10,779   46,786
    BT Investment Management, Ltd..................... 18,603  142,279
#   carsales.com, Ltd................................. 24,967  210,989
    Cochlear, Ltd.....................................  4,620  309,655
    Collins Foods, Ltd................................  9,332   34,575
#   Cover-More Group, Ltd............................. 31,111   44,033
    Credit Corp. Group, Ltd...........................  6,299   50,498
    Dick Smith Holdings, Ltd.......................... 13,091    3,289
    Domino's Pizza Enterprises, Ltd...................  8,362  359,059
    DuluxGroup, Ltd................................... 53,983  250,183
    Event Hospitality and Entertainment, Ltd..........  7,587   81,816
#   FlexiGroup, Ltd................................... 22,673   45,661
#   Flight Centre Travel Group, Ltd...................  6,009  167,929
#   G8 Education, Ltd................................. 32,703   84,167
    GBST Holdings, Ltd................................  2,768    8,430
    GWA Group, Ltd.................................... 17,414   25,131
    Hansen Technologies, Ltd.......................... 24,259   63,493
    Independence Group NL............................. 26,597   42,157
    Infomedia, Ltd.................................... 45,242   23,966
#   InvoCare, Ltd..................................... 12,131  102,987
#   IRESS, Ltd........................................ 17,068  117,538
    iSentia Group, Ltd................................ 15,513   50,759
#   JB Hi-Fi, Ltd..................................... 11,250  188,611
#   M2 Group, Ltd..................................... 19,467  175,693
    Magellan Financial Group, Ltd..................... 13,669  224,061
    McMillan Shakespeare, Ltd.........................  8,974   81,678
#   Monadelphous Group, Ltd...........................  8,935   39,973
#   Mortgage Choice, Ltd..............................  3,804    4,813
#   Navitas, Ltd...................................... 29,932   99,814
*   Nearmap, Ltd...................................... 56,987   15,379
*   NetComm Wireless, Ltd.............................  6,386   10,791
    nib holdings, Ltd................................. 47,994  122,388
    Northern Star Resources, Ltd...................... 64,004  134,949
    OzForex Group, Ltd................................ 23,002   51,133
    Pact Group Holdings, Ltd.......................... 16,813   59,840
#   Perpetual, Ltd....................................  5,726  169,028
    Platinum Asset Management, Ltd.................... 27,472  127,172
#   RCG Corp., Ltd.................................... 38,274   43,245
    Reckon, Ltd.......................................  7,098   10,512
    Regis Healthcare, Ltd.............................  7,435   30,566
#   Regis Resources, Ltd.............................. 28,041   47,019

                                     1918

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRALIA -- (Continued)
    Reject Shop, Ltd. (The)...........................  4,062 $   30,314
    SAI Global, Ltd................................... 27,178     78,680
    Sandfire Resources NL............................. 16,287     58,979
#   Seek, Ltd.........................................  4,603     47,920
    Servcorp, Ltd.....................................  1,083      5,691
    SG Fleet Group, Ltd...............................  9,728     25,795
    Silver Chef, Ltd..................................  1,820     11,187
    Sirtex Medical, Ltd...............................  7,571    204,310
#   Slater & Gordon, Ltd.............................. 35,293     15,311
    SMS Management & Technology, Ltd..................  6,919     11,863
    Spotless Group Holdings, Ltd...................... 68,983     51,537
*   St Barbara, Ltd................................... 63,165     66,071
#   Super Retail Group, Ltd........................... 16,174    118,222
    Tabcorp Holdings, Ltd............................. 88,340    290,414
    Technology One, Ltd............................... 36,003    121,568
    Tox Free Solutions, Ltd...........................  8,865     16,636
    Veda Group, Ltd................................... 33,702     67,439
#   Village Roadshow, Ltd............................. 13,638     67,751
    Webjet, Ltd.......................................  9,731     37,216
                                                              ----------
TOTAL AUSTRALIA.......................................         6,102,522
                                                              ----------
AUSTRIA -- (0.9%)
    Andritz AG........................................  8,306    386,216
    DO & CO AG........................................    769     78,331
    Lenzing AG........................................    158     10,563
    Mayr Melnhof Karton AG............................    303     34,384
    Oesterreichische Post AG..........................  5,562    197,399
    Rosenbauer International AG.......................    604     35,433
    Semperit AG Holding...............................    775     23,167
    Telekom Austria AG................................  9,287     51,174
    Zumtobel Group AG.................................  4,377     90,840
                                                              ----------
TOTAL AUSTRIA.........................................           907,507
                                                              ----------
BELGIUM -- (1.4%)
*   AGFA-Gevaert NV................................... 23,930    102,128
    bpost SA..........................................  9,082    215,452
    Cie d'Entreprises CFE.............................  1,026    105,130
    Econocom Group SA.................................  6,567     61,572
    EVS Broadcast Equipment SA........................  1,947     62,289
    Fagron............................................  3,527     26,313
    Ion Beam Applications.............................  2,380     80,225
    Kinepolis Group NV................................  2,310     97,855
    Lotus Bakeries....................................     32     60,511
    Melexis NV........................................  2,734    137,399
*   Mobistar SA.......................................  4,333     90,047
    Ontex Group NV....................................  7,194    266,608
    Resilux...........................................     99     13,720
*   Tessenderlo Chemie NV.............................  4,576    121,184

                                     1919

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Van de Velde NV...................................  1,055 $   64,413
                                                              ----------
TOTAL BELGIUM.........................................         1,504,846
                                                              ----------
CANADA -- (6.0%)
    Ag Growth International, Inc......................  1,230     25,041
    AGT Food & Ingredients, Inc.......................  2,700     67,688
    Aimia, Inc........................................ 17,497    116,905
    AirBoss of America Corp...........................  1,900     24,142
    Algonquin Power & Utilities Corp.................. 20,526    168,498
    Altus Group, Ltd..................................  2,730     34,766
*   ATS Automation Tooling Systems, Inc...............  7,939     60,298
#   AutoCanada, Inc...................................  2,100     29,801
#*  Avigilon Corp.....................................  3,700     34,599
#   Badger Daylighting, Ltd...........................  4,038     69,495
    Bird Construction, Inc............................  4,300     35,483
    Black Diamond Group, Ltd..........................  3,937     16,103
#   BMTC Group, Inc...................................    100        957
    Bonterra Energy Corp..............................  2,473     28,615
    Boralex, Inc. Class A.............................  3,800     41,448
*   BRP, Inc..........................................  5,174     57,321
#   Canadian Energy Services & Technology Corp........ 20,856     58,210
*   Canfor Corp.......................................  7,438     83,199
    Canfor Pulp Products, Inc.........................  2,672     19,035
*   Celestica, Inc.................................... 11,252    102,006
    Cineplex, Inc.....................................  7,209    251,638
    Clearwater Seafoods, Inc..........................  1,900     15,489
*   Cogeco Communications, Inc........................  2,003     90,435
    Cogeco, Inc.......................................  1,000     38,225
    Colliers International Group, Inc.................  3,909    169,876
    Computer Modelling Group, Ltd..................... 10,156     67,422
    Corby Spirit and Wine, Ltd........................  1,200     15,761
    Cott Corp......................................... 11,816    121,205
    DHX Media, Ltd....................................  9,800     55,684
    DirectCash Payments, Inc..........................  1,573     12,183
    EnerCare, Inc.....................................  8,723     99,129
    Enghouse Systems, Ltd.............................  2,107     90,407
    Equitable Group, Inc..............................    200      7,422
    Evertz Technologies, Ltd..........................  3,300     41,695
    Exco Technologies, Ltd............................  4,161     43,336
    Extendicare, Inc..................................  8,325     54,672
    Fiera Capital Corp................................  2,100     15,950
    First National Financial Corp.....................  1,100     17,259
    FirstService Corp.................................  3,609    137,801
*   Fortuna Silver Mines, Inc......................... 16,700     42,438
#   Gamehost, Inc.....................................    100        578
#   Gibson Energy, Inc................................ 12,218    135,446
    Gluskin Sheff + Associates, Inc...................  3,747     52,505
*   Great Canadian Gaming Corp........................  5,500     70,080
    High Liner Foods, Inc.............................  3,616     39,673
#   Home Capital Group, Inc...........................  1,999     41,039
    Horizon North Logistics, Inc......................  7,940     10,372
*   IMAX Corp.........................................  6,684    207,605
#   Innergex Renewable Energy, Inc.................... 10,200     85,334

                                     1920

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
    Intertape Polymer Group, Inc......................     7,146 $   82,636
    K-Bro Linen, Inc..................................       803     28,786
*   Kirkland Lake Gold, Inc...........................     7,093     25,265
*   Klondex Mines, Ltd................................    14,738     30,614
    Leon's Furniture, Ltd.............................     2,432     24,113
    Logistec Corp. Class B............................       300      8,133
    Lucara Diamond Corp...............................    41,900     68,792
    MacDonald Dettwiler & Associates, Ltd.............     3,381    210,091
    Magellan Aerospace Corp...........................     2,900     29,602
#   Manitoba Telecom Services, Inc....................     3,115     67,107
    Martinrea International, Inc......................    10,585     71,403
    Mediagrif Interactive Technologies, Inc...........       800      8,726
    Medical Facilities Corp...........................     3,447     34,325
*   Mitel Networks Corp...............................     1,625     11,855
    Morneau Shepell, Inc..............................     4,800     50,162
    MTY Food Group, Inc...............................     1,800     39,703
#   Mullen Group, Ltd.................................     9,454    101,363
    New Flyer Industries, Inc.........................     3,683     70,142
    North West Co., Inc. (The)........................     5,293    115,351
#   Northland Power, Inc..............................    13,327    184,936
    OceanaGold Corp...................................    56,114    115,761
    Pason Systems, Inc................................     8,002    102,417
    Premium Brands Holdings Corp......................     2,000     59,961
*   Redknee Solutions, Inc............................     9,300     18,190
    Richelieu Hardware, Ltd...........................     2,000     96,567
*   Richmont Mines, Inc...............................     3,900     14,031
    Rogers Sugar, Inc.................................     6,100     18,201
    Russel Metals, Inc................................     3,567     40,027
    Sandvine Corp.....................................    14,532     36,099
*   SEMAFO, Inc.......................................    28,600     71,454
    Sienna Senior Living, Inc.........................     2,700     30,837
    Stantec, Inc......................................     9,360    228,104
    Stella-Jones, Inc.................................     5,300    160,146
#   Student Transportation, Inc.......................     7,455     26,342
    Superior Plus Corp................................    13,538    100,793
    Toromont Industries, Ltd..........................     9,053    183,916
    Total Energy Services, Inc........................     1,161     11,893
    Transcontinental, Inc. Class A....................     5,700     75,029
    TransForce, Inc...................................     8,287    124,225
#*  Trilogy Energy Corp...............................     4,992     12,615
#   Wajax Corp........................................     1,408     15,669
#   Western Forest Products, Inc......................    45,028     67,177
    Westjet Airlines, Ltd.............................       700      9,454
    Westshore Terminals Investment Corp...............     6,441     60,277
    Whistler Blackcomb Holdings, Inc..................     2,300     36,760
    Winpak, Ltd.......................................     3,600    115,100
    ZCL Composites, Inc...............................     1,000      5,082
                                                                 ----------
TOTAL CANADA..........................................            6,203,501
                                                                 ----------
CHINA -- (0.1%)
*   HNA International Investment Holdings, Ltd........ 1,040,000     44,375

                                     1921

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CHINA -- (Continued)
    Nexteer Automotive Group, Ltd..................... 75,000 $   77,845
                                                              ----------
TOTAL CHINA...........................................           122,220
                                                              ----------
DENMARK -- (1.8%)
#   Ambu A.S. Class B.................................  3,772    117,057
    DFDS A.S..........................................  3,783    134,248
    GN Store Nord A.S................................. 22,057    412,935
*   H+H International A.S. Class B....................  2,233     26,994
    IC Group A.S......................................    770     24,829
    PER Aarsleff A.S. Class B.........................    227     69,599
    Royal Unibrew A.S.................................  5,905    247,588
    SimCorp A.S.......................................  6,294    308,807
*   Topdanmark A.S.................................... 11,942    303,480
*   William Demant Holding A.S........................  3,015    265,775
                                                              ----------
TOTAL DENMARK.........................................         1,911,312
                                                              ----------
FINLAND -- (2.2%)
    Caverion Corp.....................................  8,881     84,620
    Elisa Oyj......................................... 16,557    599,681
    Huhtamaki Oyj.....................................  8,546    302,097
#   Konecranes Oyj....................................  3,363     74,633
    Lassila & Tikanoja Oyj............................  3,399     63,825
    Metso Oyj.........................................  6,272    129,417
*   Oriola-KD Oyj Class B............................. 17,922     81,454
    Orion Oyj Class A.................................  3,737    120,682
    Orion Oyj Class B................................. 13,580    448,034
    Ponsse Oy.........................................  1,593     31,384
    Ramirent Oyj......................................  5,723     38,256
    Revenio Group Oyj.................................    746     22,576
    Tieto Oyj.........................................  6,259    168,510
    Tikkurila Oyj.....................................  5,110     86,667
    Uponor Oyj........................................  6,098     93,820
                                                              ----------
TOTAL FINLAND.........................................         2,345,656
                                                              ----------
FRANCE -- (4.4%)
    Akka Technologies.................................    806     23,187
    Albioma SA........................................    577      8,118
    Alten SA..........................................  3,083    173,535
    Altran Technologies SA............................  5,442     68,724
    Bastide le Confort Medical........................    488      9,492
    BioMerieux........................................  1,509    189,768
    Boiron SA.........................................    704     53,075
    Burelle SA........................................     13     11,189
*   Cegedim SA........................................    589     17,591
    Cegid Group SA....................................    618     33,543
    Elior.............................................  6,677    134,153
    Eurofins Scientific SE............................    591    193,886
    Euronext NV.......................................  6,887    333,857
    Faurecia..........................................  7,509    272,757
#*  GameLoft SE.......................................  4,576     25,115
    Gaztransport Et Technigaz SA......................  2,153     80,506
    GFI Informatique SA...............................    761      6,945

                                     1922

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Groupe Crit.......................................    163 $    8,862
    Guerbet...........................................  1,092     89,574
    Havas SA.......................................... 11,508     91,698
*   ID Logistics Group................................    186     21,176
    Imerys SA.........................................    412     25,497
    Ipsen SA..........................................    315     18,156
    Lectra............................................  3,152     40,349
    LISI..............................................  1,963     48,092
    Metropole Television SA...........................  6,497    103,579
#   Oeneo SA..........................................  3,833     29,456
    Orpea.............................................  2,873    227,424
    Plastic Omnium SA.................................  6,978    227,844
    Sartorius Stedim Biotech..........................    337    122,902
    SEB SA............................................  2,416    235,878
    Sopra Steria Group................................    899     97,451
*   Stallergenes Greer P.L.C..........................     98      2,924
#*  Ste Industrielle d'Aviation Latecoere SA..........  6,672     26,297
    Stef SA...........................................    147      9,772
    Synergie SA.......................................  1,429     37,411
    Tarkett SA........................................  1,829     48,603
    Technicolor SA.................................... 41,918    297,883
    Teleperformance...................................  6,804    566,877
    Thermador Groupe..................................    181     16,988
*   UBISOFT Entertainment............................. 11,755    322,883
    Vilmorin & Cie SA.................................    370     26,156
    Virbac SA.........................................    442     81,199
*   Worldline SA......................................  3,917     92,593
                                                              ----------
TOTAL FRANCE..........................................         4,552,965
                                                              ----------
GERMANY -- (5.3%)
    Amadeus Fire AG...................................    719     51,758
    Axel Springer SE..................................  3,642    189,648
    Basler AG.........................................    591     32,680
    Bechtle AG........................................    321     28,339
#   Bertrandt AG......................................    537     59,440
    BRAAS Monier Building Group SA....................    585     14,329
    CANCOM SE.........................................  1,636     72,254
    CENIT AG..........................................    804     16,639
    Cewe Stiftung & Co. KGAA..........................    665     35,338
    CompuGroup Medical AG.............................  3,549    142,734
*   Constantin Medien AG..............................  1,889      3,914
    CTS Eventim AG & Co. KGaA.........................  6,196    227,926
    Delticom AG.......................................    277      5,443
*   Dialog Semiconductor P.L.C........................  9,177    280,754
    Dr Hoenle AG......................................    472     12,117
#   Drillisch AG......................................  6,362    261,765
    Duerr AG..........................................  3,063    207,409
    Fielmann AG.......................................  3,292    248,388
    Fuchs Petrolub SE.................................  3,249    114,995
    Gerresheimer AG...................................  3,697    262,671
    GFT Technologies SE...............................  3,181     95,264
    Hamburger Hafen und Logistik AG...................  1,280     17,788
*   Heidelberger Druckmaschinen AG.................... 11,873     23,569

                                     1923

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
GERMANY -- (Continued)
    Homag Group AG....................................       657 $   25,504
    Hugo Boss AG......................................     3,108    247,529
#   Init Innovation In Traffic Systems AG.............       385      5,808
    KION Group AG.....................................     2,517    124,255
    Krones AG.........................................     1,723    185,761
#   KUKA AG...........................................     3,204    246,326
    KWS Saat SE.......................................       107     29,786
    MTU Aero Engines AG...............................     5,740    526,997
    Nemetschek AG.....................................     3,181    146,008
*   Nordex SE.........................................     8,381    271,642
    Norma Group SE....................................     3,608    180,736
    OHB SE............................................       467     10,083
    Pfeiffer Vacuum Technology AG.....................       258     23,770
#   R Stahl AG........................................       254      8,313
    Rational AG.......................................       440    197,320
    SAF-Holland SA....................................     4,600     53,263
#   Schaltbau Holding AG..............................       791     43,767
#   Sixt SE...........................................     1,101     51,121
*   Stabilus SA.......................................       969     42,034
    Stada Arzneimittel AG.............................     2,567     88,933
    STRATEC Biomedical AG.............................       253     14,856
#   Stroeer SE........................................     2,646    155,716
    Takkt AG..........................................     4,021     74,668
    Washtec AG........................................     1,821     54,011
*   Wincor Nixdorf AG.................................     3,832    194,306
    XING AG...........................................       336     64,355
    Zeal Network SE...................................       686     24,988
                                                                 ----------
TOTAL GERMANY.........................................            5,497,018
                                                                 ----------
HONG KONG -- (2.7%)
    APT Satellite Holdings, Ltd.......................    45,750     33,485
    Asia Satellite Telecommunications Holdings, Ltd...       500        638
#   ASM Pacific Technology, Ltd.......................    26,500    192,952
    Aupu Group Holding Co., Ltd.......................    60,000     16,016
*   Auto Italia Holdings..............................   300,000      7,789
    BEP International Holdings, Ltd...................   840,000     74,248
    Bonjour Holdings, Ltd.............................    77,000      3,593
    Bright Smart Securities & Commodities Group, Ltd..    98,000     26,436
    Brightoil Petroleum Holdings, Ltd.................   141,000     41,913
    Cafe de Coral Holdings, Ltd.......................    42,000    115,628
*   CAR, Inc..........................................    33,000     41,476
*   China Smarter Energy Group Holdings, Ltd..........   354,000     40,909
#   Chow Sang Sang Holdings International, Ltd........    30,000     44,980
    CITIC Telecom International Holdings, Ltd.........   148,000     51,291
*   COL Capital, Ltd..................................   210,000     12,096
*   Convoy Financial Holdings, Ltd.................... 1,014,000     42,898
#   CW Group Holdings, Ltd............................    22,500      6,874
*   Differ Group Holding Co., Ltd.....................    40,000      3,689
    Emperor Capital Group, Ltd........................   150,000     12,015
#   Fairwood Holdings, Ltd............................     8,000     23,328
    Future Bright Holdings, Ltd.......................    30,000      2,335
#*  GCL New Energy Holdings, Ltd......................   342,000     16,863
    Giordano International, Ltd.......................   132,000     52,771

                                     1924

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
#   Guotai Junan International Holdings, Ltd.......... 239,000 $   63,423
    Haitong International Securities Group, Ltd....... 162,162     81,154
#   Hang Fat Ginseng Holdings Co., Ltd................ 430,000      1,879
    Hong Kong Aircraft Engineering Co., Ltd...........   3,200     20,343
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................. 130,000     40,993
    IGG, Inc..........................................   4,000      1,851
*   iOne Holdings, Ltd................................ 180,000      4,486
    Johnson Electric Holdings, Ltd....................  38,375    113,769
    L'Occitane International SA.......................  38,500     67,350
*   L'sea Resources International Holdings, Ltd....... 430,000     14,032
    Lifestyle International Holdings, Ltd.............  63,500     78,364
#   Luk Fook Holdings International, Ltd..............  42,000     77,599
#*  Macau Legend Development, Ltd..................... 193,000     24,978
    Man Wah Holdings, Ltd.............................  61,200     66,580
#*  Mason Financial Holdings, Ltd..................... 680,000     24,231
    NagaCorp, Ltd..................................... 138,000     84,096
    Newocean Energy Holdings, Ltd.....................  92,000     31,059
    Pacific Textiles Holdings, Ltd....................  87,000    127,520
#   Paradise Entertainment, Ltd.......................  36,000      5,005
#   SA SA International Holdings, Ltd................. 122,370     33,256
#   Shenwan Hongyuan HK, Ltd..........................  35,000     13,818
    Sitoy Group Holdings, Ltd.........................  26,000      8,781
    SmarTone Telecommunications Holdings, Ltd.........  39,500     61,171
#   Stella International Holdings, Ltd................  53,500    128,368
    Television Broadcasts, Ltd........................  39,200    136,265
    Texwinca Holdings, Ltd............................  72,000     69,671
    Tradelink Electronic Commerce, Ltd................  60,000     12,485
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  24,000      9,064
#   Value Partners Group, Ltd.........................  91,000     82,785
    Varitronix International, Ltd.....................  17,000     12,068
    Vitasoy International Holdings, Ltd...............  98,000    185,304
    VTech Holdings, Ltd...............................  19,300    193,625
    Xinyi Glass Holdings, Ltd......................... 212,000    107,411
                                                               ----------
TOTAL HONG KONG.......................................          2,847,007
                                                               ----------
IRELAND -- (1.0%)
    Glanbia P.L.C.....................................   4,714     89,497
    Irish Continental Group P.L.C.....................  19,445    110,579
    Paddy Power P.L.C.................................   5,762    860,597
                                                               ----------
TOTAL IRELAND.........................................          1,060,673
                                                               ----------
ISRAEL -- (0.6%)
*   Cellcom Israel, Ltd...............................   4,942     32,056
    Delek Automotive Systems, Ltd.....................   5,430     48,126
    Delta-Galil Industries, Ltd.......................     822     21,442
    Electra, Ltd......................................      87     11,018
*   EZchip Semiconductor, Ltd.........................     888     22,586
    Frutarom Industries, Ltd..........................   2,116    107,144
    IDI Insurance Co., Ltd............................     100      4,567
    Ituran Location and Control, Ltd..................   1,416     25,346
    Matrix IT, Ltd....................................   3,585     20,379
*   Naphtha Israel Petroleum Corp., Ltd...............   1,629      7,381

                                     1925

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
ISRAEL -- (Continued)
*   Oil Refineries, Ltd............................... 87,374 $   36,159
    Osem Investments, Ltd.............................  2,056     34,402
*   Partner Communications Co., Ltd...................  6,476     29,351
    Paz Oil Co., Ltd..................................    325     50,498
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................    573     24,933
    Sapiens International Corp. NV....................  1,504     15,004
    Shikun & Binui, Ltd............................... 27,147     42,277
*   Shufersal, Ltd....................................  3,705     11,740
    Strauss Group, Ltd................................  3,719     51,441
                                                              ----------
TOTAL ISRAEL..........................................           595,850
                                                              ----------
ITALY -- (3.7%)
    Amplifon SpA...................................... 11,932    100,029
*   Autogrill SpA..................................... 20,239    172,013
    Azimut Holding SpA................................ 16,503    347,496
    Banca Generali SpA................................  8,183    223,188
    Banca IFIS SpA....................................  2,809     88,108
    BasicNet SpA......................................  7,389     32,846
    Biesse SpA........................................  2,003     27,202
    Brembo SpA........................................  4,505    184,838
#   Brunello Cucinelli SpA............................  3,099     51,865
    Cerved Information Solutions SpA.................. 15,137    125,103
    De' Longhi SpA....................................  7,296    174,543
    DiaSorin SpA......................................  3,063    161,213
    FinecoBank Banca Fineco SpA....................... 28,686    222,945
#   Gruppo MutuiOnline SpA............................  1,552     12,833
    Industria Macchine Automatiche SpA................  2,491    121,779
*   Juventus Football Club SpA........................ 44,082     12,100
    La Doria SpA......................................  2,347     30,854
*   Maire Tecnimont SpA............................... 14,631     35,105
    MARR SpA..........................................  5,424    103,982
    Mediaset SpA...................................... 14,328     48,098
    Moleskine SpA.....................................  5,735     10,080
    Moncler SpA....................................... 18,214    270,049
#   Piaggio & C SpA................................... 21,993     46,234
    Prysmian SpA...................................... 25,609    526,908
#*  RCS MediaGroup SpA................................ 16,150      9,991
    Recordati SpA..................................... 13,126    325,330
    Reply SpA.........................................    688     90,374
    Salini Impregilo SpA.............................. 15,710     61,168
#   Salvatore Ferragamo SpA...........................  6,603    149,349
    SAVE SpA..........................................  1,629     22,205
*   Sogefi SpA........................................  8,295     15,514
*   Yoox Net-A-Porter Group SpA.......................  1,655     56,944
    Zignago Vetro SpA.................................  1,559      9,230
                                                              ----------
TOTAL ITALY...........................................         3,869,516
                                                              ----------
JAPAN -- (22.9%)
    Accordia Golf Co., Ltd............................  9,600     88,822
    Adastria Co., Ltd.................................  1,900    114,241
    Aderans Co., Ltd..................................  1,900      9,521
    Advan Co., Ltd....................................  2,500     23,920

                                     1926

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd.............................  2,600 $ 85,725
#   Aeon Fantasy Co., Ltd.............................    500    9,559
    Ai Holdings Corp..................................  5,400  131,908
    Aica Kogyo Co., Ltd...............................  6,400  122,054
    Ain Holdings, Inc.................................  2,500  113,596
#   Akebono Brake Industry Co., Ltd...................  7,200   14,804
    Alinco, Inc.......................................  1,100    9,844
    Altech Corp.......................................  1,000   17,618
    Amano Corp........................................  6,600   87,075
    Amiyaki Tei Co., Ltd..............................    300   11,754
    Amuse, Inc........................................  1,300   56,359
    Anest Iwata Corp..................................  3,900   30,726
*   Anicom Holdings, Inc..............................  1,200   30,311
    Anritsu Corp......................................  7,200   44,616
    ARCLAND SERVICE Co., Ltd..........................  1,400   32,948
    Artnature, Inc....................................  1,400   10,607
    Asahi Co., Ltd....................................    900   11,268
    Asahi Holdings, Inc...............................  3,100   45,099
    Asahi Intecc Co., Ltd.............................  3,000  138,258
#   Asanuma Corp......................................  8,000   19,707
    ASKUL Corp........................................  2,800   90,293
    Ateam, Inc........................................    400    5,698
#   Atom Corp......................................... 10,100   57,292
    Avex Group Holdings, Inc..........................  6,000   67,591
    Axial Retailing, Inc..............................  1,800   57,913
#   Belc Co., Ltd.....................................  1,000   37,445
    Benefit One, Inc..................................  1,800   38,463
    Bic Camera, Inc................................... 10,400   93,574
    Biofermin Pharmaceutical Co., Ltd.................    400   13,047
    BML, Inc..........................................  1,200   36,785
    Broadleaf Co., Ltd................................  3,300   30,526
#   BRONCO BILLY Co., Ltd.............................  1,400   31,931
    Bunka Shutter Co., Ltd............................  8,000   65,802
    C Uyemura & Co., Ltd..............................    500   19,817
    Calsonic Kansei Corp.............................. 12,000  105,402
#   Can Do Co., Ltd...................................  1,100   13,981
    Canon Electronics, Inc............................  1,200   17,439
    Capcom Co., Ltd...................................  6,300  139,616
    Central Sports Co., Ltd...........................    900   17,599
    CHIMNEY Co., Ltd..................................  1,500   35,905
#   Ci:z Holdings Co., Ltd............................  3,600   60,928
    CKD Corp..........................................  7,100   66,535
    Clarion Co., Ltd.................................. 14,000   48,615
    CMIC Holdings Co., Ltd............................    600    7,123
    Cocokara fine, Inc................................  1,700   70,665
    COLOPL, Inc.......................................  5,200  100,482
#   Colowide Co., Ltd.................................  7,600  106,285
    COMSYS Holdings Corp..............................    400    5,839
    CONEXIO Corp......................................  3,900   34,757
#*  COOKPAD, Inc......................................  5,100   66,764
    Create Restaurants Holdings, Inc..................  1,600   40,460
    Create SD Holdings Co., Ltd.......................  3,000   64,834
    Cresco., Ltd......................................    700   10,755

                                     1927

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   CROOZ, Inc........................................    700 $ 15,024
    DA Consortium, Inc................................  3,300   17,554
    Dai Nippon Toryo Co., Ltd......................... 14,000   26,937
    Daido Metal Co., Ltd..............................  3,500   28,465
    Daifuku Co., Ltd.................................. 11,400  190,352
    Daihen Corp....................................... 12,000   63,258
    Daiho Corp........................................  9,000   42,550
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............    200    7,041
    Daiichikosho Co., Ltd.............................  4,800  193,494
#   Daiken Medical Co., Ltd...........................    800    6,295
    Daikokutenbussan Co., Ltd.........................    700   24,964
    Daikyonishikawa Corp..............................  1,600   26,099
#   Daio Paper Corp...................................  9,000   80,209
    Daito Pharmaceutical Co., Ltd.....................  1,100   26,629
    Dena Co., Ltd.....................................  1,500   21,710
    Denka Co., Ltd.................................... 35,000  155,115
    Descente, Ltd.....................................  5,300   80,647
    Digital Arts, Inc.................................  2,100   37,985
    Digital Garage, Inc...............................  5,300   89,033
    Dip Corp..........................................  3,300   70,826
    DMG Mori Co., Ltd................................. 11,600  112,706
    Dowa Holdings Co., Ltd............................ 17,000  115,295
    DTS Corp..........................................  2,400   49,888
    Eagle Industry Co., Ltd...........................  3,000   50,816
    eGuarantee, Inc...................................    600   12,559
    Elecom Co., Ltd...................................  3,500   42,930
    Elematec Corp.....................................  1,000   19,989
    en-japan, Inc.....................................  1,400   47,309
    Enplas Corp.......................................  1,300   45,586
    EPS Holdings, Inc.................................  2,900   31,602
#   F@N Communications, Inc...........................  4,600   29,141
#   FCC Co., Ltd......................................  3,200   71,007
#*  FDK Corp.......................................... 17,000   14,363
    Fields Corp.......................................  1,800   31,945
    Financial Products Group Co., Ltd.................  8,100   64,505
#   FINDEX, Inc.......................................    900    6,693
    Foster Electric Co., Ltd..........................  2,600   56,239
    FP Corp...........................................  3,100  113,074
#   Fudo Tetra Corp................................... 25,500   27,964
    Fuji Co., Ltd.....................................  1,900   35,741
#   Fuji Kyuko Co., Ltd...............................  7,000   71,911
    Fuji Pharma Co., Ltd..............................    700   13,165
    Fuji Seal International, Inc......................  3,000   90,649
    Fujibo Holdings, Inc.............................. 15,000   25,600
    Fujimori Kogyo Co., Ltd...........................  1,300   31,232
    Fujita Kanko, Inc.................................  6,000   27,984
    Fujitec Co., Ltd..................................  9,400   88,641
    Fujitsu General, Ltd..............................  8,000  107,574
*   Fujiya Co., Ltd................................... 11,000   17,401
    Fukuda Corp.......................................  2,000   17,397
    Fukuda Denshi Co., Ltd............................    900   44,781
    Fukushima Industries Corp.........................  1,400   30,407
    FULLCAST Holdings Co., Ltd........................  2,100   11,632

                                     1928

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Funai Soken Holdings, Inc.........................  2,520 $ 31,958
#   Furukawa Battery Co., Ltd. (The)..................  4,000   23,234
    Furukawa Co., Ltd................................. 30,000   53,253
    Fuso Chemical Co., Ltd............................  1,500   20,750
    Future Architect, Inc.............................  1,700   11,169
    GCA Savvian Corp..................................  1,000    9,172
    Gecoss Corp.......................................    700    5,439
#   Genky Stores, Inc.................................    600   14,179
    Geo Holdings Corp.................................  5,000   77,271
    Giken, Ltd........................................  1,000   15,499
#   GLOBERIDE, Inc....................................  2,100   26,949
    Glory, Ltd........................................  1,900   60,760
    GMO internet, Inc.................................  9,800  121,430
    GMO Payment Gateway, Inc..........................  1,800   93,582
    Gree, Inc......................................... 11,500   50,709
    GS Yuasa Corp..................................... 35,000  122,361
#   Gulliver International Co., Ltd...................  8,500   92,558
    Gurunavi, Inc.....................................  2,800   56,481
    Halows Co., Ltd...................................    100    2,476
    Hamakyorex Co., Ltd...............................  1,500   25,810
#   Harmonic Drive Systems, Inc.......................  3,300   66,931
    Hazama Ando Corp.................................. 22,100  107,699
    Heiwa Corp........................................  5,800  112,972
    Heiwado Co., Ltd..................................  4,300   88,103
    Hiday Hidaka Corp.................................  1,700   56,283
    Hioki EE Corp.....................................    600   11,046
    Hiramatsu, Inc....................................  2,000   11,383
    HIS Co., Ltd......................................  4,900  145,442
    Hitachi Kokusai Electric, Inc.....................  8,000   96,324
    Hitachi Transport System, Ltd.....................  5,400   87,989
    Hochiki Corp......................................  3,000   25,466
    Hokuetsu Industries Co., Ltd......................  3,000   19,081
    Hokuto Corp.......................................  2,400   46,010
    Horiba, Ltd.......................................  4,600  163,746
    I-Net Corp........................................  1,400   13,195
    Ichibanya Co., Ltd................................    182    9,073
    Ichikoh Industries, Ltd...........................  7,000   12,403
    Ichinen Holdings Co., Ltd.........................  1,400   12,363
    Iino Kaiun Kaisha, Ltd............................  7,900   29,209
    Infocom Corp......................................  2,500   33,322
#   Information Services International-Dentsu, Ltd....  1,800   36,069
    Intage Holdings, Inc..............................  1,900   22,736
    Internet Initiative Japan, Inc....................  3,600   68,095
#   Iriso Electronics Co., Ltd........................  1,100   52,832
    IT Holdings Corp..................................  7,700  169,915
    Ito En, Ltd.......................................  7,300  196,806
    Itochu Enex Co., Ltd..............................  4,900   37,536
    Iwatani Corp...................................... 22,000  113,224
    Jafco Co., Ltd....................................    600   19,464
    Jalux, Inc........................................  1,300   24,659
#   Jamco Corp........................................  1,600   36,775
*   Janome Sewing Machine Co., Ltd....................  1,600    8,849
    Japan Aviation Electronics Industry, Ltd..........  7,000   70,855

                                     1929

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Japan Material Co., Ltd...........................  1,400 $ 26,801
    Japan Property Management Center Co., Ltd.........  1,100   12,335
    JCU Corp..........................................    300    9,700
    Jeol, Ltd......................................... 13,000   73,553
#   Jin Co., Ltd......................................  1,100   47,244
    JP-Holdings, Inc..................................  2,700    7,018
#   Juki Corp.........................................  2,999   24,106
    Justsystems Corp..................................  5,800   42,606
    K's Holdings Corp.................................  5,100  173,710
    kabu.com Securities Co., Ltd...................... 25,100   75,954
    Kakiyasu Honten Co., Ltd..........................  1,500   24,533
    Kameda Seika Co., Ltd.............................  1,800   74,963
    Kanamoto Co., Ltd.................................  3,000   73,410
    Kanematsu Corp.................................... 23,000   36,636
    Kanematsu Electronics, Ltd........................  1,500   25,438
    Kanto Denka Kogyo Co., Ltd........................  6,000   46,267
#*  Kappa Create Co., Ltd.............................  2,100   21,315
    Kasai Kogyo Co., Ltd..............................  3,600   47,078
    Kawai Musical Instruments Manufacturing Co., Ltd..    300    5,120
    Kenko Mayonnaise Co., Ltd.........................  1,500   29,252
*   Kintetsu Department Store Co., Ltd................  8,000   21,315
    Kinugawa Rubber Industrial Co., Ltd...............  5,000   26,202
    Kito Corp.........................................  3,000   24,397
#*  KLab, Inc.........................................  4,700   29,174
*   KNT-CT Holdings Co., Ltd.......................... 23,000   39,633
#   Kobe Bussan Co., Ltd..............................  1,600   37,837
    Kobelco Eco-Solutions Co., Ltd....................  3,000   11,311
    Komehyo Co., Ltd..................................    500    7,511
    Komeri Co., Ltd...................................  3,100   61,563
    Koshidaka Holdings Co., Ltd.......................  1,100   20,047
    Kotobuki Spirits Co., Ltd.........................  1,300   59,578
    Kourakuen Holdings Corp...........................    900   11,442
    Kumagai Gumi Co., Ltd............................. 42,000  124,175
    Kura Corp.........................................  1,400   59,011
    Kuroda Electric Co., Ltd..........................  3,000   48,474
    Kusuri No Aoki Co., Ltd...........................  2,000   86,379
#   Kyokuto Securities Co., Ltd.......................  2,500   28,664
    Kyokuyo Co., Ltd..................................  7,000   15,886
#   Kyoritsu Maintenance Co., Ltd.....................  1,560  117,535
#   Kyudenko Corp.....................................  5,000   99,682
#   LAC Co., Ltd......................................    800    9,879
    Lasertec Corp.....................................  2,600   24,785
*   Leopalace21 Corp.................................. 31,200  172,804
    Life Corp.........................................  2,800   61,900
#   Link And Motivation, Inc.......................... 13,100   12,600
    Maeda Road Construction Co., Ltd..................  7,000  109,482
    Mandom Corp.......................................    400   16,437
    Mani, Inc.........................................  3,000   47,905
    Maruha Nichiro Corp...............................  1,800   34,248
#   Marvelous, Inc....................................  4,000   28,954
#   Matsuya Co., Ltd..................................  4,100   32,582
#   MEC Co., Ltd......................................  2,800   17,833
#   Megmilk Snow Brand Co., Ltd.......................  4,600  120,107

                                     1930

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Meidensha Corp.................................... 23,000 $ 89,184
    Meiji Shipping Co., Ltd...........................  5,700   19,865
    Meiko Network Japan Co., Ltd......................  2,100   19,636
    Meitec Corp.......................................  3,800  128,090
    Message Co., Ltd..................................  1,100   31,897
#   Micronics Japan Co., Ltd..........................  3,800   35,737
    Milbon Co., Ltd...................................  1,280   46,485
    Ministop Co., Ltd.................................    900   15,948
    Miroku Jyoho Service Co., Ltd.....................    800    5,844
#   Misawa Homes Co., Ltd.............................  1,900   13,172
    Mitani Sekisan Co., Ltd...........................    700    8,943
    Mitsuba Corp......................................  3,400   47,161
    Mitsubishi Pencil Co., Ltd........................  2,300  105,824
    Mitsubishi Research Institute, Inc................  1,100   32,853
    Mochida Pharmaceutical Co., Ltd...................    900   69,604
    Monogatari Corp. (The)............................    300   12,807
#   MORESCO Corp......................................  1,000   12,977
    Morinaga & Co., Ltd............................... 24,000  132,197
#   Morita Holdings Corp..............................  2,800   28,395
    MTI, Ltd..........................................  4,000   24,484
    Musashi Seimitsu Industry Co., Ltd................  2,300   46,317
    Nachi-Fujikoshi Corp.............................. 19,000   72,932
    Nagawa Co., Ltd...................................    400   11,606
    Nakanishi, Inc....................................  2,700  105,486
    NEC Networks & System Integration Corp............  2,100   34,751
*   New Japan Radio Co., Ltd..........................  4,000   15,322
    Next Co., Ltd.....................................  6,100   63,810
    Nichi-iko Pharmaceutical Co., Ltd.................  5,700  131,467
    Nichias Corp...................................... 11,000   67,422
    Nichirei Corp..................................... 29,000  215,976
    Nifco, Inc........................................  4,900  237,549
#   Nihon Chouzai Co., Ltd............................  1,200   47,658
    Nihon House Holdings Co., Ltd.....................  7,400   26,090
    Nihon Kohden Corp.................................  9,400  211,380
    Nihon M&A Center, Inc.............................  4,000  189,391
#   Nihon Nohyaku Co., Ltd............................  6,200   37,965
#   Nihon Unisys, Ltd.................................  9,100   97,093
    Nikkiso Co., Ltd..................................  4,800   31,814
    Nippon Chemiphar Co., Ltd.........................  5,000   23,618
    Nippon Gas Co., Ltd...............................  3,600   80,331
    Nippon Kanzai Co., Ltd............................  1,400   21,506
    Nippon Kayaku Co., Ltd............................ 18,000  192,846
#   Nippon Parking Development Co., Ltd............... 35,900   36,360
    Nippon Suisan Kaisha, Ltd......................... 33,600  175,718
#   Nipro Corp........................................ 15,100  150,142
    Nishio Rent All Co., Ltd..........................  1,500   38,961
#   Nissei ASB Machine Co., Ltd.......................    800   13,428
    Nissei Build Kogyo Co., Ltd.......................  6,000   18,528
#   Nissha Printing Co., Ltd..........................  3,000   54,128
    Nissin Kogyo Co., Ltd.............................  3,700   51,754
    Nitto Boseki Co., Ltd............................. 14,000   42,193
    Nitto Kogyo Corp..................................  2,600   43,056
    Nittoc Construction Co., Ltd......................  2,300    8,730

                                     1931

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nohmi Bosai, Ltd..................................   3,000 $ 34,886
    Nojima Corp.......................................   2,900   34,845
#   Nomura Co., Ltd...................................   5,100   66,790
    NS Solutions Corp.................................   3,400   77,084
    Nuflare Technology, Inc...........................     300   14,583
    Obara Group, Inc..................................   1,700   58,774
#   Obayashi Road Corp................................   2,000   12,634
    Ohashi Technica, Inc..............................   1,000   10,548
    Ohsho Food Service Corp...........................   1,700   58,906
#   Okasan Securities Group, Inc......................   7,000   38,998
#   Oki Electric Industry Co., Ltd.................... 109,000  121,553
    Okinawa Cellular Telephone Co.....................   1,100   28,075
#   OKUMA Corp........................................  18,000  137,060
    Open House Co., Ltd...............................   3,000   56,604
    OSAKA Titanium Technologies Co., Ltd..............   2,100   34,332
#   OSG Corp..........................................   9,500  157,884
#   Outsourcing, Inc..................................   1,200   33,573
    Pack Corp. (The)..................................   1,500   30,428
    Pal Co., Ltd......................................   1,700   35,224
    Paramount Bed Holdings Co., Ltd...................     300   10,345
    Pasona Group, Inc.................................   2,300   14,938
#   PC Depot Corp.....................................   3,500   29,437
    Penta-Ocean Construction Co., Ltd.................  35,500  142,182
    PIA Corp..........................................     600   11,672
    Pilot Corp........................................   4,100  155,253
*   Pioneer Corp......................................  30,100   70,345
    Plenus Co., Ltd...................................   2,500   38,593
    Pressance Corp....................................     800   25,982
    Prestige International, Inc.......................   2,000   19,530
    Prima Meat Packers, Ltd...........................  24,000   64,508
#   Proto Corp........................................     700    9,980
#   Qol Co., Ltd......................................     800   11,722
    Raito Kogyo Co., Ltd..............................   5,300   46,356
#*  Rasa Industries, Ltd..............................  10,000    9,785
#   Raysum Co., Ltd...................................   2,000   17,331
    Relo Holdings, Inc................................   1,400  167,629
    Renaissance, Inc..................................   1,100   11,445
    Ringer Hut Co., Ltd...............................   2,200   45,236
    Rohto Pharmaceutical Co., Ltd.....................  10,500  196,024
    Rokko Butter Co., Ltd.............................     900   11,598
    Roland DG Corp....................................     900   17,850
    Round One Corp....................................   5,300   25,898
    Royal Holdings Co., Ltd...........................   3,500   64,708
#   S Foods, Inc......................................   1,700   34,572
#   Sac's Bar Holdings, Inc...........................   2,600   38,553
    Saizeriya Co., Ltd................................   3,800   80,029
    Sakai Moving Service Co., Ltd.....................   1,600   38,273
    Sakata INX Corp...................................     600    5,720
    San-A Co., Ltd....................................   2,500  115,379
#   Sanken Electric Co., Ltd..........................  12,000   37,984
    Sankyu, Inc.......................................  33,000  162,527
    Sanrio Co., Ltd...................................   4,900  113,468
    Sanwa Holdings Corp...............................  24,400  172,984

                                     1932

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Sapporo Holdings, Ltd.............................  37,000 $165,004
#   Sato Holdings Corp................................   3,400   70,382
    Sato Restaurant Systems Co., Ltd..................   4,700   34,806
    SBS Holdings, Inc.................................   1,700   11,873
    SCREEN Holdings Co., Ltd..........................  25,000  194,558
    Seikitokyu Kogyo Co., Ltd.........................   6,400   29,745
    Seiko Holdings Corp...............................  19,000   90,371
    Seiren Co., Ltd...................................   6,300   65,599
#   Senko Co., Ltd....................................  11,000   70,509
    Septeni Holdings Co., Ltd.........................   3,200   72,344
    Seria Co., Ltd....................................   2,600  125,768
    Shibuya Corp......................................   1,100   13,728
    Shinmaywa Industries, Ltd.........................  10,000   80,774
    Shinnihon Corp....................................   6,000   29,030
    Shinoken Group Co., Ltd...........................   2,300   39,326
    Shinwa Co., Ltd...................................     400    4,946
    Ship Healthcare Holdings, Inc.....................   5,200  124,229
    Shoei Co., Ltd....................................   1,200   21,701
    Showa Sangyo Co., Ltd.............................   6,000   23,535
#   Siix Corp.........................................   2,200   63,659
#   Sinko Industries, Ltd.............................   2,400   31,266
    SMK Corp..........................................   4,000   19,699
    SMS Co., Ltd......................................   2,200   42,937
    Software Service, Inc.............................     300   10,005
    Sogo Medical Co., Ltd.............................   1,200   43,469
    Sparx Group Co., Ltd..............................  16,500   33,931
    SRA Holdings......................................     800   18,765
    St Marc Holdings Co., Ltd.........................   1,600   43,003
    Starts Corp., Inc.................................   3,800   74,209
    Studio Alice Co., Ltd.............................   1,300   22,475
    Sumco Corp........................................  10,500   70,910
    Sumida Corp.......................................   1,500    8,156
    Sumitomo Densetsu Co., Ltd........................     800    9,649
#   Sumitomo Mitsui Construction Co., Ltd............. 118,900   98,110
    Sumitomo Osaka Cement Co., Ltd....................  42,000  171,195
    Sumitomo Real Estate Sales Co., Ltd...............   2,100   44,274
#   Sun Frontier Fudousan Co., Ltd....................   1,900   16,132
    Systena Corp......................................   3,300   42,883
    T-Gaia Corp.......................................   4,800   52,093
    Tabuchi Electric Co., Ltd.........................   3,800   21,581
    Tadano, Ltd.......................................  14,000  140,682
    Taisei Lamick Co., Ltd............................     600   15,068
    Taiyo Holdings Co., Ltd...........................   1,900   64,101
    Taiyo Yuden Co., Ltd..............................  13,600  157,434
    Takara Leben Co., Ltd.............................  12,100   62,208
    Takeuchi Manufacturing Co., Ltd...................   4,800   74,989
    Takuma Co., Ltd...................................   8,000   61,979
#   Tamron Co., Ltd...................................   1,900   27,158
#   TASAKI & Co., Ltd.................................   2,500   32,121
    Tatsuta Electric Wire and Cable Co., Ltd..........   4,200   14,195
    Techno Medica Co., Ltd............................     900   19,347
#*  Tobishima Corp....................................  29,600   44,628
    Tocalo Co., Ltd...................................   1,600   30,601

                                     1933

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Togami Electric Manufacturing Co., Ltd............  5,000 $ 22,584
*   Toho Titanium Co., Ltd............................  3,300   25,454
    Tokai Corp/Gifu...................................  1,400   37,978
    TOKAI Holdings Corp...............................  8,100   37,923
    Tokai Tokyo Financial Holdings, Inc............... 24,700  138,680
    Token Corp........................................  1,140   85,733
    Toko, Inc.........................................  4,000   12,817
#   Tokyo Dome Corp................................... 19,000   91,030
    Tokyo Individualized Educational Institute, Inc...  3,400   20,015
#*  Tokyo Rope Manufacturing Co., Ltd................. 15,000   20,650
    Tokyo Seimitsu Co., Ltd...........................  3,700   79,372
    Tokyo Steel Manufacturing Co., Ltd................ 10,900   77,042
    Tokyu Construction Co., Ltd.......................  8,400   56,664
    Tomy Co., Ltd..................................... 10,700   66,799
    Topcon Corp.......................................  9,500  134,788
    Topre Corp........................................  3,500   77,123
    Toridoll.corp.....................................  2,300   42,030
    Toshiba TEC Corp.................................. 15,000   48,279
    Tosho Co., Ltd....................................    800   23,361
    Totetsu Kogyo Co., Ltd............................  2,900   70,233
    Towa Pharmaceutical Co., Ltd......................  1,100   61,265
    Toyo Construction Co., Ltd........................  7,600   33,902
    Toyobo Co., Ltd................................... 91,000  119,629
    TPR Co., Ltd......................................  2,800   74,565
    Trancom Co., Ltd..................................  1,000   59,734
    TS Tech Co., Ltd..................................  5,300  131,477
    Tsubakimoto Chain Co.............................. 15,000  106,579
    Tsugami Corp......................................  6,000   22,067
    Tsukada Global Holdings, Inc......................  3,000   18,350
    Tsukui Corp.......................................  3,200   34,842
    Tsumura & Co......................................  2,100   57,203
    Ulvac, Inc........................................  5,300  135,018
    United Arrows, Ltd................................  2,900  140,267
    United Super Markets Holdings, Inc................  4,400   40,449
    Unizo Holdings Co., Ltd...........................  1,300   47,884
*   Usen Corp......................................... 15,150   44,568
#*  UT Group Co., Ltd.................................  2,900   13,026
    V Technology Co., Ltd.............................    400   13,189
    Valor Holdings Co., Ltd...........................  3,900   84,435
    VT Holdings Co., Ltd.............................. 10,500   61,580
#   Wacom Co., Ltd.................................... 20,000   76,093
    Warabeya Nichiyo Co., Ltd.........................  1,700   35,596
#*  WATAMI Co., Ltd...................................  1,500   10,495
    Weathernews, Inc..................................    600   19,995
    Wellnet Corp......................................    800   21,957
#   West Holdings Corp................................  1,300    8,697
    Wowow, Inc........................................    800   19,180
    Yahagi Construction Co., Ltd......................  2,700   16,900
    YAMABIKO Corp.....................................  3,600   25,587
    Yamaichi Electronics Co., Ltd.....................  1,200    7,579
    Yamazen Corp......................................  4,800   40,019
    Yaoko Co., Ltd....................................  1,800   75,393
#   Yomiuri Land Co., Ltd.............................  3,000   10,348

                                     1934

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    Yonekyu Corp......................................  1,100 $    23,008
    Yuasa Trading Co., Ltd............................  1,499      33,749
    Yumeshin Holdings Co., Ltd........................  4,900      23,671
    Zenkoku Hosho Co., Ltd............................  2,000      62,681
    Zenrin Co., Ltd...................................  2,200      45,455
    Zensho Holdings Co., Ltd.......................... 11,900     144,762
    Zojirushi Corp....................................  1,800      25,783
                                                              -----------
TOTAL JAPAN...........................................         23,783,400
                                                              -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................ 13,450     424,816
    AMG Advanced Metallurgical Group NV...............  1,976      18,008
    Amsterdam Commodities NV..........................  2,241      54,836
    Arcadis NV........................................  6,727      90,209
    BE Semiconductor Industries NV....................  3,788      76,766
    Beter Bed Holding NV..............................  1,428      33,310
#   Brunel International NV...........................  1,480      24,828
    Corbion NV........................................  7,514     167,044
    IMCD Group NV.....................................  4,608     163,357
    Kendrion NV.......................................  1,589      37,291
    Koninklijke Vopak NV..............................  8,125     353,400
    Nederland Apparatenfabriek........................    477      15,470
    Sligro Food Group NV..............................  3,130     114,726
    TKH Group NV......................................  4,908     182,403
*   TomTom NV.........................................  9,448      98,039
    USG People NV.....................................  3,566      66,552
    Wessanen..........................................  2,852      24,213
                                                              -----------
TOTAL NETHERLANDS.....................................          1,945,268
                                                              -----------
NEW ZEALAND -- (1.1%)
#*  a2 Milk Co., Ltd.................................. 86,157     105,182
*   Diligent Corp.....................................  5,884      22,885
#   Fisher & Paykel Healthcare Corp., Ltd............. 86,830     488,117
    Freightways, Ltd.................................. 21,627      89,172
    Mainfreight, Ltd.................................. 10,881     105,130
    NZX, Ltd.......................................... 30,863      20,855
    Restaurant Brands New Zealand, Ltd................  9,690      26,557
    SKYCITY Entertainment Group, Ltd.................. 80,007     242,834
    Warehouse Group, Ltd. (The).......................  3,001       5,216
    Z Energy, Ltd..................................... 13,590      59,335
                                                              -----------
TOTAL NEW ZEALAND.....................................          1,165,283
                                                              -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA.................... 28,711      19,882
    Atea ASA..........................................  8,444      68,732
    Bakkafrost P/F....................................  4,006     133,426
    Borregaard ASA....................................  5,036      25,558
#*  Det Norske Oljeselskap ASA........................  5,673      34,657
    Ekornes ASA.......................................  1,958      21,179
    Frontline, Ltd.................................... 12,211      26,914
    Grieg Seafood ASA.................................  2,031       6,774
#   Hexagon Composites ASA............................ 10,728      25,584

                                     1935

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
NORWAY -- (Continued)
*   Kongsberg Automotive ASA..........................  26,375 $ 17,914
#*  Nordic Semiconductor ASA..........................  11,766   54,999
*   Norwegian Air Shuttle ASA.........................   1,301   39,541
#   Opera Software ASA................................   5,602   28,677
    Salmar ASA........................................   2,503   49,352
    Tomra Systems ASA.................................  14,249  138,334
    Veidekke ASA......................................   8,895  111,429
                                                               --------
TOTAL NORWAY..........................................          802,952
                                                               --------
PORTUGAL -- (0.5%)
    Altri SGPS SA.....................................  14,257   57,927
    CTT-Correios de Portugal SA.......................  14,150  122,916
    NOS SGPS SA.......................................  20,994  152,352
    Portucel SA.......................................  50,630  169,489
                                                               --------
TOTAL PORTUGAL........................................          502,684
                                                               --------
SINGAPORE -- (0.9%)
*   Boustead Projects, Ltd............................   9,510    4,509
    Boustead Singapore, Ltd...........................  31,700   17,669
    Breadtalk Group, Ltd..............................  10,600    7,695
    CSE Global, Ltd...................................  16,000    4,949
#   CWT, Ltd..........................................  26,000   33,604
    Ezion Holdings, Ltd............................... 133,780   49,122
    First Resources, Ltd..............................  63,100   77,726
    Innovalues, Ltd...................................  10,500    6,250
    M1, Ltd...........................................  51,000   82,936
    Mandarin Oriental International, Ltd..............   1,900    2,571
    Nam Cheong, Ltd...................................  80,000    5,747
    Olam International, Ltd...........................   8,400    9,603
#   OSIM International, Ltd...........................  24,000   17,177
    Oxley Holdings, Ltd...............................  21,900    6,495
#   Petra Foods, Ltd..................................  46,100   74,816
    Q&M Dental Group Singapore, Ltd...................  40,500   19,275
    QAF, Ltd..........................................   9,300    6,772
    Riverstone Holdings, Ltd..........................  29,200   21,777
    SATS, Ltd.........................................  81,900  224,065
    Sheng Siong Group, Ltd............................  45,000   26,436
    Singapore Post, Ltd............................... 211,500  199,072
    Super Group, Ltd..................................  43,400   23,148
                                                               --------
TOTAL SINGAPORE.......................................          921,414
                                                               --------
SPAIN -- (1.8%)
#   Bolsas y Mercados Espanoles SHMSF SA..............  10,746  322,846
    Cia de Distribucion Integral Logista Holdings SA..   5,495  114,553
    Cie Automotive SA.................................   6,425   93,696
    Distribuidora Internacional de Alimentacion SA....  86,347  465,449
*   Fomento de Construcciones y Contratas SA..........   3,798   28,647
    Mediaset Espana Comunicacion SA...................  22,852  222,233
*   Pharma Mar SA.....................................   2,443    6,204
    Prosegur Cia de Seguridad SA......................  36,188  162,332
    Tecnicas Reunidas SA..............................   3,953  131,744

                                     1936

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SPAIN -- (Continued)
    Viscofan SA.......................................     808 $   48,430
    Zardoya Otis SA...................................  22,991    242,206
                                                               ----------
TOTAL SPAIN...........................................          1,838,340
                                                               ----------
SWEDEN -- (2.6%)
    AddTech AB Class B................................   7,817    106,945
    Avanza Bank Holding AB............................   2,649     99,923
    Axfood AB.........................................   7,944    138,992
    Betsson AB........................................   9,350    149,457
    Bilia AB Class A..................................   5,295     99,310
    BioGaia AB Class B................................   1,635     49,053
    Byggmax Group AB..................................   7,122     59,243
    Clas Ohlson AB Class B............................   4,060     67,314
    Concentric AB.....................................   4,270     43,390
#   Indutrade AB......................................   3,697    196,820
    Intrum Justitia AB................................   9,133    302,635
    ITAB Shop Concept AB Class B......................     912     26,757
    JM AB.............................................   8,640    237,943
    Lagercrantz Group AB Class B......................   5,239     41,048
    Loomis AB Class B.................................   5,560    165,583
    Mycronic AB.......................................   9,499     85,190
    NetEnt AB.........................................   3,102    155,137
    Nobia AB..........................................  13,178    147,216
*   Oriflame Holding AG...............................   3,427     48,273
    Proact IT Group AB................................   1,363     19,368
*   RaySearch Laboratories AB.........................   3,468     39,537
    Sectra AB Class B.................................     444      5,468
#*  Sensys Gatso Group AB............................. 100,599     31,349
*   Sweco AB..........................................     649      9,529
    Sweco AB Class B..................................   7,435    109,340
    Unibet Group P.L.C................................  26,512    300,078
                                                               ----------
TOTAL SWEDEN..........................................          2,734,898
                                                               ----------
SWITZERLAND -- (4.6%)
*   AFG Arbonia-Forster Holding AG....................   4,038     39,042
    ams AG............................................   9,256    255,597
    APG SGA SA........................................     186     72,329
    Ascom Holding AG..................................   5,479     87,459
    Autoneum Holding AG...............................     303     66,105
    Belimo Holding AG.................................      54    122,456
#   Bossard Holding AG Class A........................     829     76,341
    Bucher Industries AG..............................     708    145,168
    Burckhardt Compression Holding AG.................     366    114,264
    Burkhalter Holding AG.............................     471     48,624
    Calida Holding AG.................................     540     16,200
    Cembra Money Bank AG..............................   2,463    148,192
    Clariant AG.......................................  24,426    398,862
    Coltene Holding AG................................     294     17,769
*   Cosmo Pharmaceuticals SA..........................     622     91,314
    Daetwyler Holding AG..............................     521     66,511
    DKSH Holding AG...................................   2,164    133,249
    dorma+kaba Holding AG Class B.....................     403    248,952

                                     1937

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Feintool International Holding AG.................     214 $   16,266
    Galenica AG.......................................      99    138,322
    Gategroup Holding AG..............................   3,103    114,707
    Georg Fischer AG..................................     538    355,543
    Implenia AG.......................................     793     38,907
    Inficon Holding AG................................     196     55,620
    Interroll Holding AG..............................      57     43,957
    Kardex AG.........................................     822     58,910
    Kuoni Reisen Holding AG...........................     164     51,047
    LEM Holding SA....................................      97     71,260
*   LifeWatch AG......................................     588      9,476
    Logitech International SA.........................  13,946    221,284
    Mobilezone Holding AG.............................   1,731     24,306
    OC Oerlikon Corp. AG..............................  14,487    129,298
    Panalpina Welttransport Holding AG................   1,485    144,148
    Rieter Holding AG.................................     397     73,590
    Schaffner Holding AG..............................      87     18,277
    Straumann Holding AG..............................   1,397    424,161
    Temenos Group AG..................................   7,977    387,733
    U-Blox AG.........................................     777    156,727
    VZ Holding AG.....................................     247     66,096
    Ypsomed Holding AG................................     348     48,510
                                                               ----------
TOTAL SWITZERLAND.....................................          4,796,579
                                                               ----------
UNITED KINGDOM -- (16.4%)
    4imprint Group P.L.C..............................   2,544     42,892
    888 Holdings P.L.C................................  22,456     56,155
    A.G.BARR P.L.C....................................   8,671     65,227
    Ashmore Group P.L.C...............................  21,430     67,392
    AVEVA Group P.L.C.................................   6,641    126,906
    Avon Rubber P.L.C.................................   2,500     28,392
    Berendsen P.L.C...................................  19,793    308,637
    Betfair Group P.L.C...............................   8,515    533,171
    Booker Group P.L.C................................ 193,745    461,070
    Brewin Dolphin Holdings P.L.C.....................   8,871     35,450
    British Polythene Industries P.L.C................   2,094     20,772
    Britvic P.L.C.....................................  29,959    309,298
    Cable & Wireless Communications P.L.C.............  39,909     39,342
    Card Factory P.L.C................................   7,184     35,757
*   Carpetright P.L.C.................................   4,847     27,386
    Cineworld Group P.L.C.............................   7,817     56,408
    Computacenter P.L.C...............................   6,715     79,193
    Connect Group P.L.C...............................  26,764     56,037
    Costain Group P.L.C...............................   6,093     30,522
    Croda International P.L.C.........................  11,494    469,411
    Daily Mail & General Trust P.L.C..................  33,822    327,510
    Dairy Crest Group P.L.C...........................  13,927    129,933
    Dechra Pharmaceuticals P.L.C......................   4,994     71,334
    Devro P.L.C.......................................  12,582     53,726
    Dignity P.L.C.....................................   6,156    206,696
    Diploma P.L.C.....................................  14,294    136,925
    Domino's Pizza Group P.L.C........................  21,204    298,288
    DS Smith P.L.C....................................  72,668    380,216

                                     1938

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Dunelm Group P.L.C................................  10,593 $132,659
    E2V Technologies P.L.C............................  15,158   45,792
    Electrocomponents P.L.C...........................  46,194  138,570
    Essentra P.L.C....................................  21,434  225,246
    esure Group P.L.C.................................  23,702   84,931
    Euromoney Institutional Investor P.L.C............   4,727   60,464
    FDM Group Holdings P.L.C..........................   5,751   41,805
    Fidessa Group P.L.C...............................   4,830  129,783
    Foxtons Group P.L.C...............................  19,863   47,897
    Go-Ahead Group P.L.C..............................   5,772  202,655
    Greencore Group P.L.C.............................  50,322  279,537
    Greggs P.L.C......................................  12,442  185,440
    Halma P.L.C.......................................  46,577  557,350
    Hays P.L.C........................................ 174,680  317,165
    Henderson Group P.L.C.............................  78,039  310,495
    Hill & Smith Holdings P.L.C.......................   7,638   81,922
    Hilton Food Group P.L.C...........................   1,961   14,582
    HomeServe P.L.C...................................  27,968  161,919
    Howden Joinery Group P.L.C........................  81,812  585,996
    ICAP P.L.C........................................  27,112  187,553
    IG Group Holdings P.L.C...........................  44,349  465,255
    IMI P.L.C.........................................  26,588  307,016
    ITE Group P.L.C...................................  27,903   56,006
    J D Wetherspoon P.L.C.............................  10,600  102,364
    James Fisher & Sons P.L.C.........................   3,628   55,925
    Jardine Lloyd Thompson Group P.L.C................  15,821  188,612
    JD Sports Fashion P.L.C...........................   5,679   92,808
    John Menzies P.L.C................................   8,444   49,335
    Jupiter Fund Management P.L.C.....................  36,255  215,789
    KCOM Group P.L.C..................................  68,621  113,991
    Kier Group P.L.C..................................     233    4,443
    Ladbrokes P.L.C...................................  92,986  169,405
    LSL Property Services P.L.C.......................   8,046   28,826
    Marshalls P.L.C...................................  15,479   68,084
    McBride P.L.C.....................................  19,580   43,275
    Michael Page International P.L.C..................  35,512  206,213
    Micro Focus International P.L.C...................   7,971  157,876
    Mitie Group P.L.C.................................   6,321   25,537
    Moneysupermarket.com Group P.L.C..................  52,652  254,762
    Morgan Advanced Materials P.L.C...................  41,824  127,216
*   Mothercare P.L.C..................................   9,383   28,048
    NCC Group P.L.C...................................   6,123   27,627
#*  Ocado Group P.L.C.................................  26,974  102,040
    OneSavings Bank P.L.C.............................   4,812   20,998
    PayPoint P.L.C....................................   7,167   80,969
    Photo-Me International P.L.C......................  15,654   34,544
    Playtech P.L.C....................................  14,335  157,535
    Premier Farnell P.L.C.............................  48,145   69,218
    PZ Cussons P.L.C..................................   3,886   14,783
    QinetiQ Group P.L.C...............................  61,238  203,139
    Rank Group P.L.C..................................  13,059   52,064
    Regus P.L.C.......................................  77,100  325,925
    Renishaw P.L.C....................................   3,141   81,826

                                     1939

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
UNITED KINGDOM -- (Continued)
    Rentokil Initial P.L.C............................ 186,985 $   418,649
    Restaurant Group P.L.C. (The).....................  25,094     191,179
    Ricardo P.L.C.....................................   6,234      70,627
    Rightmove P.L.C...................................  11,287     644,021
    Robert Walters P.L.C..............................   1,516       7,162
    Rotork P.L.C...................................... 105,280     257,769
    RPC Group P.L.C...................................   2,340      25,138
    Savills P.L.C.....................................  14,308     154,383
    Senior P.L.C......................................  28,247      88,380
*   Skyepharma P.L.C..................................   7,750      43,661
    Spirax-Sarco Engineering P.L.C....................   8,946     390,456
    SSP Group P.L.C...................................  23,893      97,552
    Stagecoach Group P.L.C............................  51,434     204,341
    Sthree P.L.C......................................   7,824      34,297
    SuperGroup P.L.C..................................   4,294      90,116
    Synthomer P.L.C...................................  33,453     140,616
#   TalkTalk Telecom Group P.L.C......................  62,051     194,489
    Ted Baker P.L.C...................................   3,621     155,117
    Telecom Plus P.L.C................................   5,559      79,918
*   Thomas Cook Group P.L.C........................... 175,693     268,763
    Topps Tiles P.L.C.................................  17,582      34,217
    UDG Healthcare P.L.C..............................   2,627      19,637
    Victrex P.L.C.....................................   9,976     221,462
    WH Smith P.L.C....................................  13,431     354,413
    William Hill P.L.C................................  59,196     329,553
    WS Atkins P.L.C...................................  12,245     252,900
    Xaar P.L.C........................................   5,102      34,923
    XP Power, Ltd.....................................     787      17,117
    Zoopla Property Group P.L.C.......................  17,947      54,954
                                                               -----------
TOTAL UNITED KINGDOM..................................          17,053,071
                                                               -----------
UNITED STATES -- (0.4%)
*   ARRIS International P.L.C.........................   5,157     131,347
    Equinix, Inc......................................     830     257,832
                                                               -----------
TOTAL UNITED STATES...................................             389,179
                                                               -----------
TOTAL COMMON STOCKS...................................          93,453,661
                                                               -----------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
    Fuchs Petrolub SE.................................   8,477     347,666
    Sartorius AG......................................     885     227,635
    Sixt SE...........................................     604      22,479
    Villeroy & Boch AG................................   1,484      19,588
                                                               -----------
TOTAL GERMANY.........................................             617,368
                                                               -----------
TOTAL PREFERRED STOCKS................................             617,368
                                                               -----------

                                     1940

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     GCL New Energy Holdings, Ltd. Rights 01/27/16..... 128,249 $         --
                                                                 ------------
TOTAL INVESTMENT SECURITIES.............................           94,071,029
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund.................... 852,551    9,864,014
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $104,087,215)^^.....         $103,935,043
                                                                 ============

                                     1941

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ---------- ----------- ------- ------------
   Common Stocks
      Australia..................         -- $ 6,102,522   --    $  6,102,522
      Austria....................         --     907,507   --         907,507
      Belgium....................         --   1,504,846   --       1,504,846
      Canada..................... $6,203,501          --   --       6,203,501
      China......................         --     122,220   --         122,220
      Denmark....................         --   1,911,312   --       1,911,312
      Finland....................         --   2,345,656   --       2,345,656
      France.....................         --   4,552,965   --       4,552,965
      Germany....................         --   5,497,018   --       5,497,018
      Hong Kong..................         --   2,847,007   --       2,847,007
      Ireland....................         --   1,060,673   --       1,060,673
      Israel.....................         --     595,850   --         595,850
      Italy......................         --   3,869,516   --       3,869,516
      Japan......................         --  23,783,400   --      23,783,400
      Netherlands................         --   1,945,268   --       1,945,268
      New Zealand................         --   1,165,283   --       1,165,283
      Norway.....................         --     802,952   --         802,952
      Portugal...................         --     502,684   --         502,684
      Singapore..................         --     921,414   --         921,414
      Spain......................         --   1,838,340   --       1,838,340
      Sweden.....................         --   2,734,898   --       2,734,898
      Switzerland................         --   4,796,579   --       4,796,579
      United Kingdom.............         --  17,053,071   --      17,053,071
      United States..............    389,179          --   --         389,179
   Preferred Stocks
      Germany....................         --     617,368   --         617,368
   Rights/Warrants
      Hong Kong..................         --          --   --              --
   Securities Lending Collateral.         --   9,864,014   --       9,864,014
                                  ---------- -----------   --    ------------
   TOTAL......................... $6,592,680 $97,342,363   --    $103,935,043
                                  ========== ===========   ==    ============

                                     1942

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2016, the Fund consists of ninety-four operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (World ex U.S. Value Portfolio, Selectively Hedged Global Equity, International Small Company Portfolio, DFA Global Real Estate Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds'/Underlying Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and Dimensional Emerging Markets Value Fund ("DEM")), Selectively Hedged Global Equity Portfolio, World Core Equity Portfolio (except The Emerging Markets Series), and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value as reported by their administrator. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (World ex U.S. Value Portfolio, International Small Company Portfolio and World Core Equity Portfolio) investments reflect each of their proportionate interests in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core

                                     1943

1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA LTIP Portfolio, and DFA Commodity Strategy Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued

                                     1944
at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board of Directors. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2016, the DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $34,726 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.


                                     1945

At January 31, 2016, the following Portfolios had outstanding forward currency contracts (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                            UNREALIZED
                                                                                 VALUE AT     FOREIGN
SETTLEMENT   CURRENCY                                                 CONTRACT  JANUARY 31,  EXCHANGE
DATE         AMOUNT**       CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
----------  ----------  ----------------- --------------------------- --------  ----------- -----------
02/19/2016      (5,422) Canadian Dollar   Citibank, N.A.              $ (3,727)  $ (3,871)     $(144)
02/29/2016      (9,690) Denmark Krone     Citibank, N.A.                (1,417)    (1,408)         9
02/02/2016      19,229  Euro              JP Morgan                     20,834     20,830         (4)
02/02/2016     (19,229) Euro              Bank of America Corp.        (20,902)   (20,830)        72
03/04/2016     (18,449) Euro              JP Morgan                    (20,005)   (20,001)         4
02/01/2016   2,177,000  Japanese Yen      JP Morgan                     18,313     17,982       (331)
02/01/2016  (2,177,000) Japanese Yen      State Street Bank and Trust  (18,075)   (17,982)        93
03/03/2016  (2,062,557) Japanese Yen      JP Morgan                    (17,359)   (17,046)       313
02/25/2016     (18,669) Swedish Krona     Bank of America Corp.         (2,186)    (2,176)        10
03/01/2016      (5,125) Swiss Franc       JP Morgan                     (5,056)    (5,008)        48
02/25/2016      (8,724) UK Pound Sterling Bank of America Corp.        (12,375)   (12,432)       (57)
                                                                      --------   --------      -----
                                                                      $(61,955)  $(61,942)     $  13
                                                                      ========   ========      =====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                         UNREALIZED
                                                                              VALUE AT     FOREIGN
SETTLEMENT  CURRENCY                                               CONTRACT  JANUARY 31,  EXCHANGE
DATE        AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
----------  -------- ----------------- --------------------------- --------  ----------- -----------
02/19/2016    5,061  Canadian Dollar   Bank of America Corp.       $  3,790   $  3,613     $ (177)
02/19/2016    5,091  Canadian Dollar   Bank of America Corp.          3,707      3,634        (73)
02/19/2016  (43,641) Canadian Dollar   JP Morgan                    (32,770)   (31,152)     1,618
02/08/2016    9,456  UK Pound Sterling State Street Bank and Trust   13,654     13,473       (181)
02/08/2016    5,016  UK Pound Sterling Citibank, N.A.                 7,202      7,147        (55)
02/08/2016  (23,111) UK Pound Sterling JP Morgan                    (33,908)   (32,931)       977
02/09/2016   11,501  UK Pound Sterling JP Morgan                     16,439     16,388        (51)
02/09/2016  (11,848) UK Pound Sterling JP Morgan                    (17,343)   (16,883)       460
04/22/2016   (8,294) UK Pound Sterling Citibank, N.A.               (11,881)   (11,820)        61
                                                                   --------   --------     ------
                                                                   $(51,110)  $(48,531)    $2,579
                                                                   ========   ========     ======

                                     1946

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                              VALUE AT    EXCHANGE
SETTLEMENT  CURRENCY                                                CONTRACT JANUARY 31,    GAIN
DATE        AMOUNT**      CURRENCY             COUNTERPARTY          AMOUNT     2016       (LOSS)
----------  -------- ------------------ --------------------------- -------- ----------- ----------
03/01/2016  126,342  Australian Dollar  RBS                         $ 88,582  $ 89,298     $  716
02/22/2016   63,761  New Zealand Dollar RBS                           41,292    41,241        (51)
03/01/2016   71,869  New Zealand Dollar State Street Bank and Trust   46,645    46,462       (183)
02/10/2016  240,215  Norwegian Krone    Morgan Stanley and Co.        26,880    27,667        787
02/29/2016  248,215  Norwegian Krone    UBS AG                        28,610    28,583        (27)
02/10/2016   17,757  Singapore Dollar   State Street Bank and Trust   12,449    12,464         15
02/11/2016   25,655  Singapore Dollar   State Street Bank and Trust   17,807    18,007        200
02/23/2016   14,932  Singapore Dollar   State Street Bank and Trust   10,567    10,478        (89)
02/24/2016   12,155  Singapore Dollar   RBS                            8,424     8,529        105
02/29/2016   19,008  Singapore Dollar   RBS                           13,422    13,336        (86)
03/01/2016   18,328  Singapore Dollar   RBS                           12,836    12,858         22
03/18/2016   19,155  Singapore Dollar   RBS                           13,288    13,434        146
                                                                    --------  --------     ------
                                                                    $320,802  $322,357     $1,555
                                                                    ========  ========     ======

                                     1947

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                VALUE AT    EXCHANGE
SETTLEMENT  CURRENCY                                                 CONTRACT  JANUARY 31,    GAIN
DATE        AMOUNT**      CURRENCY             COUNTERPARTY           AMOUNT      2016       (LOSS)
----------  --------  ----------------- --------------------------- ---------  ----------- ----------
04/12/2016  (947,276) Swedish Krona     State Street Bank and Trust $(111,426)  $(110,609)   $  817
02/05/2016   (15,556) UK Pound Sterling Bank of America Corp.         (22,049)    (22,166)     (117)
02/05/2016   (15,499) UK Pound Sterling JP Morgan                     (22,669)    (22,085)      584
02/05/2016   (16,400) UK Pound Sterling State Street Bank and Trust   (23,246)    (23,368)     (122)
02/05/2016   (19,738) UK Pound Sterling JP Morgan                     (28,659)    (28,125)      534
02/05/2016   (19,925) UK Pound Sterling JP Morgan                     (28,779)    (28,391)      388
02/05/2016   (19,883) UK Pound Sterling JP Morgan                     (28,916)    (28,331)      585
04/21/2016   (14,127) UK Pound Sterling JP Morgan                     (20,135)    (20,132)        3
04/21/2016   (14,632) UK Pound Sterling JP Morgan                     (21,012)    (20,853)      159
04/21/2016   (14,986) UK Pound Sterling JP Morgan                     (21,303)    (21,358)      (55)
04/21/2016   (15,138) UK Pound Sterling Morgan Stanley and Co.        (21,742)    (21,574)      168
04/21/2016   (15,314) UK Pound Sterling JP Morgan                     (21,826)    (21,825)        1
                                                                    ---------   ---------    ------
                                                                    $(371,762)  $(368,817)   $2,945
                                                                    =========   =========    ======

                                     1948

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                                             UNREALIZED
                                                                                  VALUE AT     FOREIGN
SETTLEMENT   CURRENCY                                                  CONTRACT  JANUARY 31,  EXCHANGE
DATE         AMOUNT**       CURRENCY             COUNTERPARTY           AMOUNT      2016     GAIN (LOSS)
----------  ----------  ----------------- --------------------------- ---------  ----------- -----------
02/12/2016       2,256  Australian Dollar Citibank, N.A.              $   1,559   $   1,596    $   37
02/12/2016      (2,256) Australian Dollar Citibank, N.A.                 (1,645)     (1,596)       49
03/04/2016      (3,907) Canadian Dollar   State Street Bank and Trust    (2,741)     (2,789)      (48)
03/04/2016     (72,216) Canadian Dollar   JP Morgan                     (51,915)    (51,550)      365
02/09/2016      (2,011) Denmark Krone     Citibank, N.A.                   (291)       (292)       (1)
02/09/2016      (7,847) Denmark Krone     Bank of America Corp.          (1,135)     (1,139)       (4)
02/09/2016    (148,118) Denmark Krone     JP Morgan                     (21,350)    (21,505)     (155)
03/31/2016      (1,527) Euro              State Street Bank and Trust    (1,661)     (1,656)        5
03/31/2016      (9,517) Euro              State Street Bank and Trust   (10,287)    (10,326)      (39)
03/31/2016    (115,038) Euro              State Street Bank and Trust  (125,489)   (124,812)      677
04/20/2016    (118,961) Euro              State Street Bank and Trust  (130,222)   (129,146)    1,076
04/08/2016      52,672  Japanese Yen      ANZ Securities                    451         436       (15)
04/08/2016     (93,940) Japanese Yen      Bank of America Corp.            (796)       (777)       19
04/08/2016     (99,607) Japanese Yen      Bank of America Corp.            (842)       (824)       18
04/08/2016    (204,460) Japanese Yen      Bank of America Corp.          (1,744)     (1,692)       52
04/08/2016    (254,224) Japanese Yen      Bank of America Corp.          (2,164)     (2,104)       60
04/08/2016  (5,425,211) Japanese Yen      UBS AG                        (45,837)    (44,891)      946
04/27/2016     (91,905) Norwegian Krone   JP Morgan                     (10,590)    (10,578)       12
02/23/2016       4,252  Singapore Dollar  State Street Bank and Trust     2,990       2,984        (6)
02/23/2016        (299) Singapore Dollar  State Street Bank and Trust      (209)       (210)       (1)
02/23/2016     (30,925) Singapore Dollar  State Street Bank and Trust   (21,737)    (21,700)       37
02/05/2016      (3,484) Swedish Krona     State Street Bank and Trust      (406)       (406)       --
02/05/2016     (18,380) Swedish Krona     State Street Bank and Trust    (2,157)     (2,141)       16
02/05/2016     (19,743) Swedish Krona     Bank of America Corp.          (2,320)     (2,300)       20
02/05/2016    (210,385) Swedish Krona     Bank of America Corp.         (24,952)    (24,511)      441
04/22/2016       1,504  UK Pound Sterling JP Morgan                       2,144       2,144        --
04/22/2016        (831) UK Pound Sterling JP Morgan                      (1,188)     (1,184)        4
04/22/2016     (83,332) UK Pound Sterling Citibank, N.A.               (119,346)   (118,763)      583
                                                                      ---------   ---------    ------
                                                                      $(573,880)  $(569,732)   $4,148
                                                                      =========   =========    ======

                                     1949

DFA TARGETED CREDIT PORTFOLIO

                                                                                        UNREALIZED
                                                                                         FOREIGN
                                                                             VALUE AT    EXCHANGE
SETTLEMENT  CURRENCY                                               CONTRACT JANUARY 31,    GAIN
DATE        AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT     2016       (LOSS)
----------  -------- ----------------- --------------------------- -------- ----------- ----------
04/27/2016    (720)  UK Pound Sterling State Street Bank and Trust $(1,025)   $(1,026)     $(1)

VA GLOBAL BOND PORTFOLIO

                                                                                             UNREALIZED
                                                                                              FOREIGN
                                                                                  VALUE AT    EXCHANGE
                 CURRENCY                                               CONTRACT JANUARY 31,    GAIN
SETTLEMENT DATE  AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT     2016       (LOSS)
---------------  -------- ----------------- --------------------------- -------- ----------- ----------
  04/12/2016     (26,017) Swedish Krona     Citibank, N.A.              $(3,059)   $(3,038)     $21
  02/05/2016        (527) UK Pound Sterling Citibank, N.A.                 (747)      (751)      (4)
  02/05/2016        (930) UK Pound Sterling Citibank, N.A.               (1,326)    (1,326)      --
  02/05/2016      (1,001) UK Pound Sterling State Street Bank and Trust  (1,445)    (1,426)      19
  02/05/2016      (1,033) UK Pound Sterling JP Morgan                    (1,512)    (1,472)      40
  02/05/2016      (1,187) UK Pound Sterling Citibank, N.A.               (1,692)    (1,692)      --
                                                                        -------    -------      ---
                                                                        $(9,781)   $(9,705)     $76
                                                                        =======    =======      ===

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

                                     1950

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

                                     1951

5. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate, commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At January 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                        APPROXIMATE
                                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                            DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                       -------------------    ---------- --------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio. S&P 500 Index(R)        03/17/16     406    $195,905  $(13,851)    $   --

                                                                                                        APPROXIMATE
                                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                            DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                       -------------------    ---------- --------- -------- ----------- -----------
U.S. Targeted Value Portfolio......... S&P 500 Emini Index(R)  03/18/16     600    $ 57,903  $   (167)    $2,760

                                     1952

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Small Cap Value Portfolio. Russell 2000 Index(R)   03/18/16    1,361   $140,374   $ 1,681     $7,349

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Core Equity 1 Portfolio... S&P 500 Emini Index(R)  03/18/16      890   $ 85,889   $ 1,379     $   --

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Core Equity 2 Portfolio... S&P 500 Emini Index(R)  03/18/16    1,000   $ 96,505   $ 1,596     $4,600

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Vector Equity Portfolio... S&P 500 Emini Index(R)  03/18/16      230   $ 22,196   $   181     $1,058

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Small Cap Portfolio....... Russell 2000 Index(R)   03/18/16      632   $ 65,185   $ 2,181     $4,170
U.S. Small Cap Portfolio....... S&P 500 Emini Index(R)  03/18/16      515     49,700    (2,044)     3,179
                                                                            --------   -------     ------
                                                                            $114,885   $   137     $7,349
                                                                            ========   =======     ======

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                -------------------    ---------- --------- -------- ----------- -----------
U.S. Micro Cap Portfolio....... Russell 2000 Index(R)   03/18/16    1,139   $117,476   $ 1,880     $2,911

                                     1953

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
DFA Real Estate Securities Portfolio..... S&P 500 Emini Index(R)   03/18/16      672   $ 64,851   $  496      $1,435

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
Large Cap International Portfolio........ Mini MSCI EAFE Index(R)  03/18/16       93   $  7,447   $   43      $  355
Large Cap International Portfolio........ S&P 500 Emini Index(R)   03/18/16      170     16,406      162         782
                                                                                       --------   ------      ------
                                                                                       $ 23,853   $  205      $1,137
                                                                                       ========   ======      ======

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
International Core Equity Portfolio...... S&P 500 Emini Index(R)   03/18/16    1,144   $110,402   $1,356      $5,262

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
International Small Company Portfolio.... Russell 2000 Index(R)    03/18/16      446   $ 46,000   $  576      $1,868

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
DFA International Real Estate Securities
  Portfolio.............................. S&P 500 Emini Index(R)   03/18/16      188   $ 18,143   $  450      $  865

                                                                                                            APPROXIMATE
                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                          --------------------    ---------- --------- -------- ----------- -----------
DFA International Small Cap Value
  Portfolio.............................. Russell 2000 Index(R)    03/18/16      937   $ 96,642   $1,250      $5,060

                                     1954

                                                                                                       APPROXIMATE
                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                     --------------------    ---------- --------- -------- ----------- -----------
Selectively Hedged Global Equity
  Portfolio......................... S&P 500 Emini Index(R)   03/18/16      134   $ 12,932   $ (807)     $  621

                                                                                                       APPROXIMATE
                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                     --------------------    ---------- --------- -------- ----------- -----------
Emerging Markets Core Equity         Mini MSCI Emerging
  Portfolio......................... Markets Index(R)         03/18/16    2,779   $103,907   $4,226      $5,010
Emerging Markets Core Equity
  Portfolio......................... S&P 500 Emini Index(R)   03/18/16       82      7,913      225         382
                                                                                  --------   ------      ------
                                                                                  $111,820   $4,451      $5,392
                                                                                  ========   ======      ======

                                                                                                       APPROXIMATE
                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                     --------------------    ---------- --------- -------- ----------- -----------
Tax-Managed U.S. Targeted Value
  Portfolio......................... S&P 500 Emini Index(R)   03/18/16      258   $ 24,898   $  835      $1,187

                                                                                                       APPROXIMATE
                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                     --------------------    ---------- --------- -------- ----------- -----------
T.A. U.S. Core Equity 2 Portfolio... S&P 500 Emini Index(R)   03/18/16      370   $ 35,707   $  400      $1,702

                                                                                                       APPROXIMATE
                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                     --------------------    ---------- --------- -------- ----------- -----------
Tax-Managed DFA International Value
  Portfolio......................... Mini MSCI EAFE Index(R)  03/18/16      200   $ 16,016   $   77      $  729
Tax-Managed DFA International Value
  Portfolio......................... S&P 500 Emini Index(R)   03/18/16       55      5,308       88         242
                                                                                  --------   ------      ------
                                                                                  $ 21,324   $  165      $  971
                                                                                  ========   ======      ======

                                     1955

At January 31, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
 Brent Crude Oil Futures............  03/31/16     193    $ 7,106    $  883
 Coffee 'C' Futures.................  03/18/16      45      1,963        12
 Copper Futures.....................  03/29/16     130      6,718       201
 Corn Futures.......................  03/14/16     369      6,863       127
 Cotton No.2 Futures................  03/08/16      43      1,314       (25)
 Gasoline RBOB Futures..............  02/29/16      66      3,139        72
 Gold 100 oz Futures................  04/27/16      92     10,272       170
 KC HRW Wheat Futures...............  03/14/16      44      1,038         6
 LME Nickel Futures.................  03/14/16      78      4,027        (2)
 LME Nickel Futures.................  03/14/16     (37)    (1,910)       11
 LME Prime Aluminum Futures.........  03/14/16     238      9,019       122
 LME Prime Aluminum Futures.........  03/14/16    (127)    (4,813)      (36)
 LME Zinc Futures...................  03/14/16     120      4,866       276
 LME Zinc Futures...................  03/14/16     (62)    (2,514)      (69)
 Lean Hogs Futures..................  04/14/16      75      2,121        88
 Live Cattle Futures................  04/29/16      58      3,109        32
 NY Harbor ULSD Futures.............  02/29/16      74      3,353       340
 Natural Gas Futures................  02/25/16     327      7,514       328
 Silver Futures.....................  03/29/16      53      3,774        32
 Soybean Futures....................  03/14/16     117      5,161        50
 Soybean Meal Futures...............  03/14/16      94      2,561        19
 Soybean Oil Futures................  03/14/16     141      2,612        61
 Sugar #11 Futures..................  02/29/16     199      2,929      (292)
 WTI Crude Futures..................  02/22/16     188      6,321       572
 Wheat Futures(cbt).................  03/14/16     127      3,043        36
                                                          -------    ------
                                                          $89,586    $3,014
                                                          -------    ------

Securities have been segregated as collateral for open futures contracts.

6. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and the Subsidiary. As of January 31, 2016, the DFA Commodity Strategy Portfolio held $251,173,727 in the Subsidiary, representing 23.03% of DFA Commodity Strategy Portfolio's total assets.

At January 31, 2016, the Subsidiary had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                        COMMODITY EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY            EXPOSURE     DATE    CURRENCY   AMOUNT   (DEPRECIATION)
------------            --------- ---------- -------- ---------  --------------
Bank of America Corp...   Index**  03/31/16    USD     (196,651)    $ 2,646
Citibank, N.A..........   Index**  03/31/16    USD     (189,144)      2,545
Credit Suisse..........   Index**  02/29/16    USD     (190,349)      2,555
Deutsche Bank AG,
  London Branch........   Index**  02/29/16    USD     (196,771)      2,641
UBS AG.................   Index**  04/29/16    USD     (224,370)      3,086
                                                      ---------     -------
                                                      $(997,285)    $13,473
                                                      =========     =======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.


                                     1956

7. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to

                                     1957
receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

At January 31, 2016, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
 COUNTERPARTY       MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
 ------------     -------- -------- ---------- -------- -------- --------------
 Bank of America
   Corp..........  1.733%    CPI    11/07/2017   USD    $40,000     $(1,174)
 Bank of America
   Corp..........  1.593%    CPI    01/04/2021   USD     14,000        (105)
 Bank of America
   Corp..........  1.435%    CPI    10/30/2020   USD     30,000         (82)

                                     1958

 Bank of America Corp............. 1.371% CPI 08/26/2020 USD   32,000      (60)
 Citibank, N.A.................... 2.215% CPI 07/25/2018 USD   28,000   (1,524)
 Citibank, N.A.................... 1.985% CPI 03/14/2017 USD   19,000     (649)
 Citibank, N.A.................... 1.975% CPI 02/13/2017 USD   27,000     (880)
 Citibank, N.A.................... 1.864% CPI 11/13/2016 USD   26,000     (795)
 Citibank, N.A.................... 1.800% CPI 06/02/2020 USD   42,000     (834)
 Citibank, N.A.................... 1.790% CPI 11/19/2018 USD   31,000   (1,053)
 Citibank, N.A.................... 1.320% CPI 01/20/2019 USD   30,000     (307)
 Credit Suisse.................... 1.968% CPI 02/24/2017 USD   19,000     (625)
 Credit Suisse.................... 1.837% CPI 04/28/2019 USD   42,000     (755)
 Credit Suisse.................... 1.735% CPI 03/05/2019 USD   33,000     (662)
 Credit Suisse.................... 0.025% CPI 05/08/2018 USD   21,000     (926)
 Deutsche Bank AG, London Branch.. 2.242% CPI 06/12/2019 USD   26,000   (1,596)
 Deutsche Bank AG, London Branch.. 2.178% CPI 06/20/2017 USD   26,000   (1,145)
 Deutsche Bank AG, London Branch.. 1.945% CPI 01/08/2017 USD   23,000     (723)
 Deutsche Bank AG, London Branch.. 1.930% CPI 02/05/2017 USD   18,000     (557)
 Deutsche Bank AG, London Branch.. 1.870% CPI 04/07/2017 USD   21,000     (659)
 Deutsche Bank AG, London Branch.. 1.868% CPI 03/31/2017 USD   21,000     (654)
 Deutsche Bank AG, London Branch.. 1.765% CPI 03/03/2019 USD   40,000     (871)
 Deutsche Bank AG, London Branch.. 1.753% CPI 06/29/2018 USD   43,000     (589)
 Deutsche Bank AG, London Branch.. 1.429% CPI 10/20/2020 USD   42,000     (136)
 Deutsche Bank AG, London Branch.. 1.388% CPI 09/24/2020 USD   24,000      (67)
 Deutsche Bank AG, London Branch.. 1.348% CPI 01/28/2020 USD   14,000       25
                                                             -------- --------
                                                             $732,000 $(17,403)
                                                             -------- --------

At January 31, 2016, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
 COUNTERPARTY       MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
 ------------     -------- -------- ---------- -------- -------- --------------
 Bank of America
   Corp..........  1.885%    CPI    06/25/2020   USD    $ 9,000      $(210)
 Bank of America
   Corp..........  1.833%    CPI    07/15/2020   USD     10,000       (218)
 Bank of America
   Corp..........  1.814%    CPI    07/24/2021   USD     11,000       (251)
 Bank of America
   Corp..........  1.630%    CPI    07/30/2020   USD     16,000       (209)
 Bank of America
   Corp..........  1.619%    CPI    10/14/2022   USD     12,000       (125)
 Bank of America
   Corp..........  1.610%    CPI    12/31/2020   USD     20,000       (169)
 Bank of America
   Corp..........  1.580%    CPI    12/30/2020   USD     14,000        (97)

                                     1959

 Bank of America Corp.............. 1.580% CPI 08/07/2020 USD   19,000    (211)
 Bank of America Corp.............. 1.570% CPI 02/26/2019 USD    6,000     (89)
 Bank of America Corp.............. 1.550% CPI 01/26/2021 USD    6,000     (98)
 Bank of America Corp.............. 1.548% CPI 01/08/2021 USD    8,000     (41)
 Bank of America Corp.............. 1.530% CPI 12/24/2020 USD   19,000     (84)
 Bank of America Corp.............. 1.520% CPI 12/23/2020 USD   14,000     (55)
 Bank of America Corp.............. 1.507% CPI 08/18/2020 USD   10,000     (82)
 Bank of America Corp.............. 1.365% CPI 01/21/2019 USD    5,000     (59)
 Citibank, N.A..................... 1.940% CPI 05/20/2022 USD    8,000    (247)
 Citibank, N.A..................... 1.935% CPI 11/07/2019 USD   20,000    (872)
 Citibank, N.A..................... 1.823% CPI 04/16/2021 USD    7,000    (141)
 Citibank, N.A..................... 1.818% CPI 12/01/2019 USD    3,000    (111)
 Citibank, N.A..................... 1.778% CPI 02/11/2021 USD    6,000    (168)
 Citibank, N.A..................... 1.581% CPI 12/28/2020 USD   10,000     (70)
 Citibank, N.A..................... 1.577% CPI 11/18/2021 USD   10,000     (66)
 Citibank, N.A..................... 1.555% CPI 12/11/2020 USD   10,000     (58)
 Citibank, N.A..................... 1.533% CPI 11/10/2020 USD   10,000     (66)
 Citibank, N.A..................... 1.494% CPI 01/08/2021 USD    4,000     (61)
 Citibank, N.A..................... 1.253% CPI 01/20/2019 USD   12,000      17
                                                              -------- -------
                                                              $279,000 $(3,841)
                                                              -------- -------

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was:

 Enhanced U.S. Large Company Portfolio......................... $   189,394,988
 U.S. Large Cap Value Portfolio................................  11,517,615,716
 U.S. Targeted Value Portfolio.................................   7,464,275,277
 U.S. Small Cap Value Portfolio................................  10,835,576,268
 U.S. Core Equity 1 Portfolio..................................  11,234,614,713
 U.S. Core Equity 2 Portfolio..................................  12,700,613,572
 U.S. Vector Equity Portfolio..................................   3,226,548,368
 U.S. Small Cap Portfolio......................................  10,837,211,397
 U.S. Micro Cap Portfolio......................................   4,103,904,972
 DFA Real Estate Securities Portfolio..........................   4,990,194,962
 Large Cap International Portfolio.............................   3,017,467,320
 International Core Equity Portfolio...........................  15,337,979,009
 International Small Company Portfolio.........................   8,604,548,690
 Japanese Small Company Portfolio..............................     398,684,203
 Asia Pacific Small Company Portfolio..........................     255,639,959
 United Kingdom Small Company Portfolio........................      25,492,238
 Continental Small Company Portfolio...........................     268,805,334
 DFA International Real Estate Securities Portfolio............   3,885,057,999
 DFA Global Real Estate Securities Portfolio...................   3,660,131,200
 DFA International Small Cap Value Portfolio...................  12,300,854,966
 International Vector Equity Portfolio.........................   1,789,737,200
 World ex U.S. Value Portfolio.................................     167,178,267
 World ex U.S. Targeted Value Portfolio........................     228,190,225
 World ex U.S. Core Equity Portfolio...........................   1,474,225,609
 Selectively Hedged Global Equity Portfolio....................     236,714,451
 Emerging Markets Portfolio....................................   3,979,445,520
 Emerging Markets Small Cap Portfolio..........................   5,163,580,280

                                     1960

 Emerging Markets Value Portfolio............................... 17,786,423,747
 Emerging Markets Core Equity Portfolio......................... 17,066,251,146
 U.S. Large Cap Equity Portfolio................................    705,463,424
 DFA Commodity Strategy Portfolio...............................  1,009,959,162
 DFA One-Year Fixed Income Portfolio............................  7,600,812,175
 DFA Two-Year Global Fixed Income Portfolio.....................  5,220,275,249
 DFA Selectively Hedged Global Fixed Income Portfolio...........    915,587,766
 DFA Short-Term Government Portfolio............................  2,144,605,150
 DFA Five-Year Global Fixed Income Portfolio.................... 11,528,002,138
 DFA World ex U.S. Government Fixed Income Portfolio............    620,378,557
 DFA Intermediate Government Fixed Income Portfolio.............  3,290,363,163
 DFA Short-Term Extended Quality Portfolio......................  3,996,808,248
 DFA Intermediate-Term Extended Quality Portfolio...............  1,175,898,753
 DFA Investment Grade Portfolio.................................  4,656,059,181
 DFA Inflation-Protected Securities Portfolio...................  3,106,532,227
 DFA Short-Term Municipal Bond Portfolio........................  2,187,073,370
 DFA Intermediate-Term Municipal Bond Portfolio.................    953,279,053
 DFA California Short-Term Municipal Bond Portfolio.............    795,644,173
 DFA California Intermediate-Term Municipal Bond Portfolio......    195,390,933
 DFA NY Municipal Bond Portfolio................................     32,475,617
 Dimensional Retirement Income Fund.............................      1,968,528
 Dimensional 2045 Target Date Retirement Income Fund............      6,020,200
 Dimensional 2050 Target Date Retirement Income Fund............      7,503,575
 Dimensional 2055 Target Date Retirement Income Fund............        902,052
 Dimensional 2060 Target Date Retirement Income Fund............        849,656
 Dimensional 2005 Target Date Retirement Income Fund............      2,296,414
 Dimensional 2010 Target Date Retirement Income Fund............      7,294,926
 Dimensional 2015 Target Date Retirement Income Fund............     16,915,943
 Dimensional 2020 Target Date Retirement Income Fund............     27,872,492
 Dimensional 2025 Target Date Retirement Income Fund............     29,212,501
 Dimensional 2030 Target Date Retirement Income Fund............     20,960,307
 Dimensional 2035 Target Date Retirement Income Fund............     14,375,410
 Dimensional 2040 Target Date Retirement Income Fund............     15,115,668
 DFA Short-Duration Real Return Portfolio.......................    756,971,739
 DFA Municipal Real Return Portfolio............................    276,078,677
 CSTG&E U.S. Social Core Equity 2 Portfolio.....................     66,767,969
 CSTG&E International Social Core Equity Portfolio..............    107,952,246
 World Core Equity Portfolio....................................    225,381,549
 DFA LTIP Portfolio.............................................     27,916,013
 U.S. Social Core Equity 2 Portfolio............................    527,549,064
 U.S. Sustainability Core 1 Portfolio...........................    515,085,784
 International Sustainability Core 1 Portfolio..................    410,461,273
 DFA International Value ex Tobacco Portfolio...................     74,416,774
 International Social Core Equity Portfolio.....................    495,124,390
 Emerging Markets Social Core Equity Portfolio..................  1,120,977,473
 Tax Managed U.S. Marketwide Value Portfolio....................  2,287,454,769
 Tax Managed U.S. Equity Portfolio..............................  1,565,337,112
 Tax Managed U.S. Targeted Value Portfolio......................  2,595,288,919
 Tax Managed U.S. Small Cap Portfolio...........................  1,551,733,449
 T.A. U.S. Core Equity 2 Portfolio..............................  4,079,801,579
 Tax-Managed DFA International Value Portfolio..................  2,965,774,561
 T.A. World ex U.S. Core Equity Portfolio.......................  1,974,862,867
 LWAS/DFA International High Book to Market Portfolio...........     55,369,408
 VA U.S. Targeted Value Portfolio...............................    212,369,961
 VA U.S. Large Value Portfolio..................................    189,936,143
 VA International Value Portfolio...............................    184,706,236

                                     1961

 VA International Small Portfolio.................................. 145,849,529
 VA Short-Term Fixed Portfolio..................................... 194,975,515
 VA Global Bond Portfolio.......................................... 243,883,506
 VIT Inflation-Protected Securities................................  16,310,939
 DFA VA Global Moderate Allocation Portfolio....................... 100,280,093
 U.S. Large Cap Growth Portfolio................................... 766,906,745
 U.S. Small Cap Growth Portfolio................................... 281,667,779
 International Large Cap Growth Portfolio.......................... 194,456,536
 International Small Cap Growth Portfolio.......................... 104,093,935
 DFA Targeted Credit Portfolio..................................... 242,096,522

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio arising from the Lawsuits. Until the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amounts would be less than 1% of the respective net asset values of the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio.

                                     1962

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1963

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (96.6%)

Consumer Discretionary -- (13.1%)
*   AutoNation, Inc..................................     51,029 $    2,207,004
#   Best Buy Co., Inc................................  1,040,256     29,054,350
    Cable One, Inc...................................     28,936     12,442,191
    Carnival Corp....................................    952,418     45,839,878
#   CBS Corp. Class A................................      7,236        378,081
    Comcast Corp. Class A............................ 11,245,897    626,508,922
#   Dillard's, Inc. Class A..........................     85,091      5,991,257
    DR Horton, Inc...................................  1,493,663     41,090,669
#   Ford Motor Co.................................... 14,411,800    172,076,892
#   GameStop Corp. Class A...........................    483,057     12,660,924
#   Garmin, Ltd......................................    189,155      6,654,473
    General Motors Co................................  5,492,031    162,783,799
    Goodyear Tire & Rubber Co. (The).................  1,126,381     32,000,484
    Graham Holdings Co. Class B......................     28,200     13,668,258
    Harman International Industries, Inc.............      7,543        561,124
#*  Hyatt Hotels Corp. Class A.......................     26,622      1,029,739
#   Johnson Controls, Inc............................    567,307     20,349,302
#   Kohl's Corp......................................  1,326,479     65,992,330
    Lear Corp........................................     64,573      6,704,615
#   Lennar Corp. Class A.............................    857,396     36,139,241
    Lennar Corp. Class B.............................      4,312        149,411
*   Liberty Broadband Corp. Class A..................     27,953      1,330,563
*   Liberty Broadband Corp. Class C..................     85,576      4,022,072
*   Liberty Interactive Corp., QVC Group Class A.....  2,538,156     66,144,345
*   Liberty Media Corp. Class A......................    156,789      5,741,613
*   Liberty Media Corp. Class C......................    313,578     11,160,241
*   Liberty Ventures Series A........................    536,223     21,089,651
*   Madison Square Garden Co. (The) Class A..........      6,379        982,876
#*  MGM Resorts International........................  2,324,079     46,667,506
*   Mohawk Industries, Inc...........................    283,553     47,186,055
    News Corp. Class A...............................    290,667      3,769,951
#   News Corp. Class B...............................     31,823        424,837
#   Penske Automotive Group, Inc.....................    274,842      8,621,794
#   PulteGroup, Inc..................................    786,899     13,188,427
    PVH Corp.........................................    152,277     11,174,086
#   Ralph Lauren Corp................................     51,388      5,781,150
#   Royal Caribbean Cruises, Ltd.....................  1,051,952     86,217,986
    Service Corp. International......................    152,642      3,692,410
    Staples, Inc.....................................  1,966,011     17,536,818
#   TEGNA, Inc.......................................    277,844      6,671,035
    Time Warner Cable, Inc...........................  1,876,119    341,472,419
    Time Warner, Inc.................................  3,948,043    278,100,149
#*  Toll Brothers, Inc...............................    329,804      9,109,187
#   Visteon Corp.....................................     83,658      5,595,047
    Whirlpool Corp...................................    199,266     26,779,358
                                                                 --------------
Total Consumer Discretionary.........................             2,316,742,520
                                                                 --------------
Consumer Staples -- (6.2%)
    Archer-Daniels-Midland Co........................  2,748,548     97,161,172
    Bunge, Ltd.......................................    785,148     48,687,027
    Constellation Brands, Inc. Class A...............    276,038     42,090,274

                                     1964

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp.................................. 3,613,015 $  348,981,119
    Ingredion, Inc...................................   158,658     15,980,034
    JM Smucker Co. (The).............................   558,187     71,626,556
    Kraft Heinz Co. (The)............................   138,795     10,834,338
    Molson Coors Brewing Co. Class B.................   733,307     66,349,617
    Mondelez International, Inc. Class A............. 5,093,977    219,550,409
    Pinnacle Foods, Inc..............................   437,642     18,770,465
    Reynolds American, Inc...........................   111,055      5,547,197
*   Seaboard Corp....................................        13         37,401
#   Spectrum Brands Holdings, Inc....................     2,502        237,790
#   Tyson Foods, Inc. Class A........................ 1,957,913    104,474,238
    Wal-Mart Stores, Inc.............................   698,064     46,323,527
    Walgreens Boots Alliance, Inc....................    51,922      4,139,222
                                                                --------------
Total Consumer Staples...............................            1,100,790,386
                                                                --------------
Energy -- (15.1%)
    Anadarko Petroleum Corp.......................... 1,968,362     76,943,271
#   Apache Corp......................................   798,537     33,969,764
    Baker Hughes, Inc................................ 1,938,026     84,323,511
#   California Resources Corp........................   558,622        798,830
#   Chesapeake Energy Corp........................... 1,961,939      6,650,973
    Chevron Corp..................................... 5,689,032    491,930,597
    Cimarex Energy Co................................   155,458     14,457,594
#*  Concho Resources, Inc............................   117,652     11,192,235
#   ConocoPhillips................................... 5,279,592    206,326,455
    Devon Energy Corp................................   812,393     22,665,765
#   EOG Resources, Inc............................... 1,357,767     96,428,612
#   Exxon Mobil Corp................................. 8,650,708    673,457,618
*   FMC Technologies, Inc............................     1,100         27,665
    Halliburton Co...................................   544,609     17,313,120
#   Helmerich & Payne, Inc...........................   574,414     29,180,231
#   Hess Corp........................................ 1,472,316     62,573,430
    HollyFrontier Corp...............................   644,305     22,531,346
#   Marathon Oil Corp................................ 3,266,531     31,783,347
    Marathon Petroleum Corp.......................... 2,312,389     96,634,736
#   Murphy Oil Corp..................................   728,510     14,286,081
#   Nabors Industries, Ltd...........................   481,335      3,542,626
#   National Oilwell Varco, Inc...................... 1,745,118     56,786,140
*   Newfield Exploration Co..........................   167,299      4,863,382
    Noble Energy, Inc................................   189,616      6,137,870
    Occidental Petroleum Corp........................ 1,857,300    127,837,959
#   Phillips 66...................................... 2,055,820    164,773,973
    Pioneer Natural Resources Co.....................   155,570     19,282,902
#   Range Resources Corp.............................    66,898      1,977,505
#   Schlumberger, Ltd................................   105,041      7,591,313
    Tesoro Corp......................................   668,185     58,299,141
#   Transocean, Ltd.................................. 1,340,027     13,963,081
    Valero Energy Corp............................... 2,806,975    190,509,393
#*  Weatherford International P.L.C.................. 2,942,972     19,835,631

                                     1965

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  Whiting Petroleum Corp...........................    218,861 $    1,608,628
                                                                 --------------
Total Energy.........................................             2,670,484,725
                                                                 --------------
Financials -- (20.6%)
    Aflac, Inc.......................................  1,018,975     59,059,791
*   Alleghany Corp...................................     11,044      5,278,148
    Allied World Assurance Co. Holdings AG...........    463,017     16,941,792
    Allstate Corp. (The).............................  1,383,297     83,827,798
#*  Ally Financial, Inc..............................  1,125,791     17,843,787
    American Financial Group, Inc....................    426,655     30,283,972
    American International Group, Inc................  2,735,967    154,527,416
    Assurant, Inc....................................    330,179     26,846,855
    Assured Guaranty, Ltd............................    203,216      4,832,476
    Axis Capital Holdings, Ltd.......................    459,271     24,759,300
    Bank of America Corp............................. 14,959,787    211,531,388
    Bank of New York Mellon Corp. (The)..............  2,942,428    106,574,742
    BB&T Corp........................................  1,551,308     50,665,719
    BlackRock, Inc...................................      8,808      2,768,002
#   BOK Financial Corp...............................      4,796        239,848
    Capital One Financial Corp.......................  2,036,842    133,657,572
    Chubb, Ltd.......................................    307,632     34,783,950
#   Cincinnati Financial Corp........................     52,042      2,999,180
    CIT Group, Inc...................................    341,837     10,032,916
    Citigroup, Inc...................................  4,734,668    201,602,163
    CME Group, Inc...................................    722,112     64,881,763
#   CNA Financial Corp...............................    412,926     13,721,531
#   Comerica, Inc....................................     81,794      2,805,534
#   Cullen/Frost Bankers, Inc........................      3,749        179,427
*   E*TRADE Financial Corp...........................    116,129      2,735,999
    Endurance Specialty Holdings, Ltd................      6,320        391,398
#   Everest Re Group, Ltd............................    220,574     39,469,512
    Fifth Third Bancorp..............................  3,412,290     53,914,182
#   First American Financial Corp....................     12,359        424,779
#*  Genworth Financial, Inc. Class A.................  1,013,673      2,818,011
    Goldman Sachs Group, Inc. (The)..................  1,354,171    218,779,867
    Hartford Financial Services Group, Inc. (The)....  2,619,909    105,267,944
#   Huntington Bancshares, Inc.......................  1,840,863     15,794,605
#   Invesco, Ltd.....................................     99,521      2,978,664
    JPMorgan Chase & Co..............................  9,998,898    594,934,431
#   KeyCorp..........................................  1,072,181     11,965,540
    Legg Mason, Inc..................................    516,746     15,822,763
#   Leucadia National Corp...........................    153,878      2,548,220
    Lincoln National Corp............................  1,164,852     45,965,060
    Loews Corp.......................................  1,684,881     62,357,446
#   M&T Bank Corp....................................    326,468     35,970,244
    MetLife, Inc.....................................  2,038,507     91,019,338
    Morgan Stanley...................................  3,249,559     84,098,587
    Nasdaq, Inc......................................    752,985     46,685,070
    New York Community Bancorp, Inc..................    405,598      6,278,657
    Old Republic International Corp..................    632,434     11,434,407
#   PacWest Bancorp..................................     70,564      2,590,404
    PartnerRe, Ltd...................................    197,083     27,670,453
#   People's United Financial, Inc...................    145,708      2,093,824

                                     1966

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The).........  1,273,146 $  110,318,101
#   Principal Financial Group, Inc...................  1,423,787     54,103,906
#   Prudential Financial, Inc........................  1,096,602     76,849,868
#   Regions Financial Corp...........................  5,273,107     42,817,629
    Reinsurance Group of America, Inc................    312,945     26,359,357
#   RenaissanceRe Holdings, Ltd......................     86,989      9,799,311
    State Street Corp................................    314,860     17,547,148
    SunTrust Banks, Inc..............................  1,252,716     45,824,351
*   Synchrony Financial..............................  3,944,982    112,116,388
    Travelers Cos., Inc. (The).......................  1,130,153    120,971,577
#   Unum Group.......................................  1,162,077     33,281,885
    Validus Holdings, Ltd............................    167,263      7,399,715
    Voya Financial, Inc..............................    113,438      3,468,934
    Wells Fargo & Co.................................  3,277,117    164,609,587
    Willis Towers Watson P.L.C.......................      2,445        279,879
#   WR Berkley Corp..................................    214,424     10,753,364
    XL Group P.L.C...................................  1,261,223     45,731,946
#   Zions Bancorporation.............................    710,094     16,104,932
                                                                 --------------
Total Financials.....................................             3,642,992,353
                                                                 --------------
Health Care -- (10.7%)
    Aetna, Inc.......................................  1,902,630    193,763,839
*   Alere, Inc.......................................      8,494        315,977
*   Allergan P.L.C...................................    496,938    141,344,075
*   Amsurg Corp......................................     15,357      1,123,979
    Anthem, Inc......................................  1,445,532    188,627,471
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        155,940
*   Boston Scientific Corp...........................  3,281,621     57,526,816
    Cigna Corp.......................................    320,341     42,797,558
#*  Community Health Systems, Inc....................    438,693      9,423,126
*   DaVita HealthCare Partners, Inc..................    102,334      6,868,658
*   Express Scripts Holding Co.......................  2,739,577    196,893,399
*   Hologic, Inc.....................................    573,079     19,450,301
    Humana, Inc......................................    707,042    115,099,367
#*  Laboratory Corp. of America Holdings.............     71,097      7,987,748
*   Mallinckrodt P.L.C...............................     61,080      3,548,137
#*  MEDNAX, Inc......................................      4,300        298,678
    Medtronic P.L.C..................................  1,295,770     98,374,858
#   Perrigo Co. P.L.C................................     13,380      1,934,480
    Pfizer, Inc...................................... 18,523,388    564,778,100
    Quest Diagnostics, Inc...........................    577,821     37,945,505
#   Teleflex, Inc....................................     92,013     12,485,244
    Thermo Fisher Scientific, Inc....................  1,060,444    140,042,235
    UnitedHealth Group, Inc..........................    427,665     49,249,901
#*  WellCare Health Plans, Inc.......................      6,100        463,478
    Zimmer Biomet Holdings, Inc......................     36,800      3,652,768
                                                                 --------------
Total Health Care....................................             1,894,151,638
                                                                 --------------
Industrials -- (11.7%)
#   ADT Corp. (The)..................................    828,257     24,499,842
#*  AECOM............................................    131,051      3,596,039
#   AGCO Corp........................................    384,188     18,736,849

                                     1967

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    AMERCO...........................................        474 $      173,792
#*  Avis Budget Group, Inc...........................    387,739     10,185,904
    Carlisle Cos., Inc...............................     77,340      6,471,811
#   Caterpillar, Inc.................................  1,339,351     83,361,206
#   Chicago Bridge & Iron Co. NV.....................    228,793      8,881,744
#*  Colfax Corp......................................     58,125      1,286,887
    CSX Corp.........................................  5,234,843    120,506,086
    Cummins, Inc.....................................     75,958      6,827,865
    Danaher Corp.....................................    365,547     31,674,648
#   Dover Corp.......................................    419,306     24,508,436
    Eaton Corp. P.L.C................................  1,260,415     63,663,562
#   FedEx Corp.......................................    841,039    111,757,262
#   Fluor Corp.......................................    267,967     12,029,039
#   General Electric Co.............................. 12,776,901    371,807,819
#*  Hertz Global Holdings, Inc.......................  1,345,507     12,217,204
    Ingersoll-Rand P.L.C.............................    434,487     22,363,046
#*  Jacobs Engineering Group, Inc....................    206,007      8,081,655
*   JetBlue Airways Corp.............................  1,847,009     39,359,762
#   Kansas City Southern.............................    234,875     16,647,940
    KAR Auction Services, Inc........................      9,789        327,148
#*  Kirby Corp.......................................     20,039      1,014,975
    L-3 Communications Holdings, Inc.................    381,253     44,545,600
    Manpowergroup, Inc...............................    190,823     14,569,336
    Nielsen Holdings P.L.C...........................    168,861      8,132,346
    Norfolk Southern Corp............................  1,598,000    112,659,000
    Northrop Grumman Corp............................    554,629    102,639,643
    Orbital ATK, Inc.................................     52,588      4,745,015
    Owens Corning....................................    608,832     28,121,950
#   PACCAR, Inc......................................    369,332     18,123,121
#   Pentair P.L.C....................................    929,305     43,788,852
    Precision Castparts Corp.........................    244,284     57,394,526
#*  Quanta Services, Inc.............................    381,907      7,141,661
    Republic Services, Inc...........................  2,072,867     90,584,288
#   Ryder System, Inc................................    126,616      6,732,173
    Southwest Airlines Co............................  3,733,160    140,441,479
    Stanley Black & Decker, Inc......................  1,095,910    103,388,149
    Textron, Inc.....................................    550,119     18,825,072
#   Trinity Industries, Inc..........................    236,607      5,068,122
#   Union Pacific Corp...............................  2,906,293    209,253,096
*   United Continental Holdings, Inc.................    339,080     16,370,782
#*  United Rentals, Inc..............................    151,173      7,242,698
    Waste Connections, Inc...........................    475,433     28,511,717
                                                                 --------------
Total Industrials....................................             2,068,259,147
                                                                 --------------
Information Technology -- (10.8%)
    Activision Blizzard, Inc.........................  2,987,304    104,017,925
    Amdocs, Ltd......................................     53,167      2,910,362
#*  ARRIS International P.L.C........................     53,138      1,353,425
*   Arrow Electronics, Inc...........................    572,564     29,544,302
    Avnet, Inc.......................................    694,662     27,730,907
    Brocade Communications Systems, Inc..............  1,391,533     11,104,433
#   CA, Inc..........................................  2,510,454     72,125,343
    Cisco Systems, Inc............................... 15,152,145    360,469,530

                                     1968

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Computer Sciences Corp...........................    318,655 $   10,219,266
    Corning, Inc.....................................  3,676,381     68,417,450
    CSRA, Inc........................................    318,655      8,533,581
*   EchoStar Corp. Class A...........................      2,635         92,568
    EMC Corp.........................................  6,310,731    156,316,807
    Fidelity National Information Services, Inc......  1,453,689     86,828,844
*   First Solar, Inc.................................    154,302     10,594,375
*   Flextronics International, Ltd...................    352,389      3,693,037
    Hewlett Packard Enterprise Co....................  9,619,949    132,370,498
    HP, Inc..........................................  9,619,949     93,409,705
    IAC/InterActiveCorp..............................    120,638      6,265,938
    Ingram Micro, Inc. Class A.......................    715,108     20,166,046
    Intel Corp....................................... 10,985,132    340,758,795
#   Jabil Circuit, Inc...............................    403,242      8,028,548
    Juniper Networks, Inc............................    675,762     15,947,983
    Lam Research Corp................................    555,768     39,898,585
#   Marvell Technology Group, Ltd....................    398,733      3,528,787
*   Micron Technology, Inc...........................  3,135,684     34,586,594
#   NetApp, Inc......................................    285,358      6,257,901
#*  Nuance Communications, Inc.......................     44,349        781,873
#   NVIDIA Corp......................................  1,824,559     53,441,333
*   Qorvo, Inc.......................................    171,000      6,771,600
    QUALCOMM, Inc....................................    250,667     11,365,242
    Symantec Corp....................................  1,982,737     39,337,502
*   Synopsys, Inc....................................      8,433        361,776
    TE Connectivity, Ltd.............................    429,693     24,561,252
    Western Digital Corp.............................    564,843     27,101,167
#   Xerox Corp.......................................  5,860,019     57,135,185
*   Yahoo!, Inc......................................    877,399     25,892,044
                                                                 --------------
Total Information Technology.........................             1,901,920,509
                                                                 --------------
Materials -- (2.9%)
    Airgas, Inc......................................     19,336      2,707,040
#   Albemarle Corp...................................      9,464        498,185
#   Alcoa, Inc.......................................  4,826,610     35,185,987
    Ashland, Inc.....................................    381,999     36,198,225
    Bemis Co., Inc...................................    100,429      4,807,536
    CF Industries Holdings, Inc......................    392,811     11,784,330
    Dow Chemical Co. (The)...........................    822,454     34,543,068
#   Eastman Chemical Co..............................    425,200     26,026,492
#   Freeport-McMoRan, Inc............................  2,572,724     11,834,530
#   International Paper Co...........................  2,002,636     68,510,178
#   Martin Marietta Materials, Inc...................     60,975      7,657,241
#   Mosaic Co. (The).................................  1,558,227     37,553,271
    Newmont Mining Corp..............................  2,143,745     42,789,150
    Nucor Corp.......................................  1,855,602     72,498,370
    Olin Corp........................................    315,745      5,348,720
    Reliance Steel & Aluminum Co.....................    359,269     20,456,777
#   Sonoco Products Co...............................     12,855        507,901
    Steel Dynamics, Inc..............................    886,631     16,269,679
    Vulcan Materials Co..............................    576,239     50,824,280
#   Westlake Chemical Corp...........................     80,586      3,665,051

                                     1969

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
Materials -- (Continued)
              WestRock Co..........................     755,145 $    26,641,516
                                                                ---------------
Total Materials....................................                 516,307,527
                                                                ---------------
Telecommunication Services -- (5.2%)
              AT&T, Inc............................  20,870,290     752,582,657
#             CenturyLink, Inc.....................   2,463,153      62,613,349
#             Frontier Communications Corp.........   2,746,305      12,495,688
*             Level 3 Communications, Inc..........     725,529      35,413,070
#*            Sprint Corp..........................   2,011,161       6,073,706
#*            T-Mobile US, Inc.....................     768,418      30,851,983
*             United States Cellular Corp..........     203,140       7,646,190
                                                                ---------------
Total Telecommunication Services...................                 907,676,643
                                                                ---------------
Utilities -- (0.3%)
*             Calpine Corp.........................     916,143      14,026,149
              NRG Energy, Inc......................   1,541,737      16,404,082
#             UGI Corp.............................     633,387      21,535,158
                                                                ---------------
Total Utilities....................................                  51,965,389
                                                                ---------------
TOTAL COMMON STOCKS................................              17,071,290,837
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
              Safeway Casa Ley Contingent Value
(degrees)#*     Rights.............................     196,076         198,998
              Safeway PDC, LLC Contingent Value
(degrees)#*     Rights.............................     196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                     208,566
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              17,071,499,403
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
              State Street Institutional Liquid
                Reserves, 0.358%................... 232,455,911     232,455,911
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@          DFA Short Term Investment Fund.......  32,070,525     371,055,969
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,019,483,763)^^.........................             $17,675,011,283
                                                                ===============

                                     1970

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,316,742,520           --   --    $ 2,316,742,520
   Consumer Staples...........   1,100,790,386           --   --      1,100,790,386
   Energy.....................   2,670,484,725           --   --      2,670,484,725
   Financials.................   3,642,992,353           --   --      3,642,992,353
   Health Care................   1,894,151,638           --   --      1,894,151,638
   Industrials................   2,068,259,147           --   --      2,068,259,147
   Information Technology.....   1,901,920,509           --   --      1,901,920,509
   Materials..................     516,307,527           --   --        516,307,527
   Telecommunication Services.     907,676,643           --   --        907,676,643
   Utilities..................      51,965,389           --   --         51,965,389
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     232,455,911           --   --        232,455,911
Securities Lending Collateral.              --  371,055,969   --        371,055,969
Futures Contracts**...........       1,482,076           --   --          1,482,076
                               --------------- ------------   --    ---------------
TOTAL......................... $17,305,228,824 $371,264,535   --    $17,676,493,359
                               =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1971

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.7%)

AUSTRALIA -- (5.3%)
    Asciano, Ltd........................................ 4,216,676 $ 26,732,298
    Aurizon Holdings, Ltd............................... 2,344,584    6,199,705
    Australia & New Zealand Banking Group, Ltd.......... 1,201,497   20,856,778
#   Bank of Queensland, Ltd.............................   571,051    5,349,208
#   Bendigo and Adelaide Bank, Ltd......................   852,012    6,554,028
    BHP Billiton, Ltd................................... 5,172,675   56,806,100
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,465,288   32,104,460
    Boral, Ltd.......................................... 1,650,081    6,621,269
#   Fortescue Metals Group, Ltd......................... 4,822,118    6,060,066
    Harvey Norman Holdings, Ltd.........................   715,856    2,282,689
    Incitec Pivot, Ltd.................................. 4,336,440    9,665,840
    LendLease Group.....................................   177,464    1,657,173
    Macquarie Group, Ltd................................   213,984   11,037,634
    National Australia Bank, Ltd........................   317,804    6,313,494
*   Newcrest Mining, Ltd................................ 3,067,204   28,833,864
#   Orica, Ltd..........................................   448,848    4,574,163
    Origin Energy, Ltd.................................. 3,783,368   11,197,396
    Qantas Airways, Ltd................................. 2,217,337    6,165,989
    QBE Insurance Group, Ltd............................ 2,266,393   17,728,795
    Rio Tinto, Ltd...................................... 1,128,973   31,881,923
    Santos, Ltd......................................... 6,995,133   16,042,608
*   South32, Ltd........................................ 2,385,878    1,674,605
*   South32, Ltd. ADR...................................   354,708    1,206,007
    Star Entertainment Group, Ltd. (The)................ 1,664,347    6,424,269
    Suncorp Group, Ltd.................................. 2,699,267   22,518,794
    Tabcorp Holdings, Ltd...............................   507,886    1,669,654
    Tatts Group, Ltd.................................... 3,418,019   10,167,651
    Treasury Wine Estates, Ltd..........................   998,012    6,495,576
    Washington H Soul Pattinson & Co., Ltd..............    72,967      870,332
    Wesfarmers, Ltd..................................... 1,260,787   38,041,680
    Woodside Petroleum, Ltd............................. 2,452,631   49,431,211
                                                                   ------------
TOTAL AUSTRALIA.........................................            453,165,259
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   144,232    4,166,372
    OMV AG..............................................   117,337    3,020,292
*   Raiffeisen Bank International AG....................    57,158      720,959
                                                                   ------------
TOTAL AUSTRIA...........................................              7,907,623
                                                                   ------------
BELGIUM -- (1.5%)
    Ageas...............................................   579,966   23,552,952
    Colruyt SA..........................................    41,465    2,217,098
    Delhaize Group......................................   246,555   25,878,418
    Delhaize Group Sponsored ADR........................   211,600    5,526,992
    KBC Groep NV........................................   386,154   22,129,241
    Proximus SADP.......................................   248,671    8,595,871
    Solvay SA...........................................   247,775   20,526,430
    UCB SA..............................................   128,640   10,998,835

                                     1972

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Umicore SA..........................................   187,273 $  6,885,167
                                                                   ------------
TOTAL BELGIUM...........................................            126,311,004
                                                                   ------------
CANADA -- (7.0%)
    Agnico Eagle Mines, Ltd.............................   463,830   13,655,155
    AltaGas, Ltd........................................    39,700      928,950
    Bank of Montreal.................................... 1,105,966   59,191,300
    Barrick Gold Corp.(2024644).........................   136,652    1,358,814
    Barrick Gold Corp.(067901108)....................... 2,894,530   28,684,792
*   BlackBerry, Ltd.(09228F103).........................   284,796    2,027,748
#*  BlackBerry, Ltd.(BCBHZ31)........................... 1,130,411    8,061,108
    Cameco Corp.(13321L108).............................   494,945    6,008,632
    Cameco Corp.(2166160)...............................   506,586    6,151,066
#   Canadian Natural Resources, Ltd.(136385101)......... 1,624,266   34,531,895
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   39,589,626
    Canadian Oil Sands, Ltd.............................   606,916    4,068,057
#   Canadian Tire Corp., Ltd. Class A...................   225,109   18,342,631
    Cenovus Energy, Inc................................. 1,052,649   12,937,056
    Crescent Point Energy Corp.(22576C101)..............   637,777    7,079,328
#   Crescent Point Energy Corp.(B67C8W8)................   374,472    4,151,296
    Eldorado Gold Corp.(2307873)........................   881,059    1,999,977
    Eldorado Gold Corp.(284902103)......................   109,318      244,872
    Empire Co., Ltd.....................................   744,835   14,078,971
#   Enbridge Income Fund Holdings, Inc..................    34,200      714,565
    Encana Corp......................................... 3,223,216   14,085,454
    Enerplus Corp.......................................    29,993       95,060
    Fairfax Financial Holdings, Ltd.....................    83,365   42,923,841
    Finning International, Inc..........................   495,472    6,309,673
    First Quantum Minerals, Ltd.........................   202,255      437,456
#   Genworth MI Canada, Inc.............................   112,861    1,952,047
    Goldcorp, Inc.(380956409)...........................   707,416    8,022,097
    Goldcorp, Inc.(2676302).............................   668,943    7,621,051
    Hudson's Bay Co.....................................    86,528    1,068,552
#   Husky Energy, Inc................................... 1,181,401   11,755,821
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   292,812    8,693,020
*   Kinross Gold Corp................................... 2,903,895    4,788,349
#*  Lundin Mining Corp..................................   904,499    2,240,425
    Manulife Financial Corp.(2492519)................... 3,287,435   45,689,456
    Manulife Financial Corp.(56501R106).................   625,728    8,672,590
    Maple Leaf Foods, Inc...............................   103,843    1,691,553
*   MEG Energy Corp.....................................   187,963      779,545
#   Pacific Exploration and Production Corp.............   483,824      279,747
    Silver Wheaton Corp.................................   758,845    8,924,017
    SNC-Lavalin Group, Inc..............................    16,100      460,279
#   Sun Life Financial, Inc.............................   866,399   24,849,677
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370   88,826,666
    Suncor Energy, Inc.(867224107)......................   985,458   23,207,536
#   Teck Resources, Ltd. Class B........................ 1,123,435    4,194,136
*   Tourmaline Oil Corp.................................   466,540    9,301,493
    TransAlta Corp......................................    44,534      155,424
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      262,407
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............. 1,293,025    2,704,378
    West Fraser Timber Co., Ltd.........................    11,349      390,074

                                     1973

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Whitecap Resources, Inc.............................   675,235 $  3,692,127
    WSP Global, Inc.....................................   123,318    3,543,995
    Yamana Gold, Inc.................................... 1,426,728    2,454,433
                                                                   ------------
TOTAL CANADA............................................            603,878,218
                                                                   ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A....................     7,706    9,740,134
    AP Moeller - Maersk A.S. Class B....................    19,275   24,799,654
    Carlsberg A.S. Class B..............................   305,857   25,786,051
    Danske Bank A.S.....................................   640,273   17,230,676
    DSV A.S.............................................   219,411    8,538,682
*   H Lundbeck A.S......................................    93,064    3,022,775
    ISS A.S.............................................   122,640    4,335,721
*   Jyske Bank A.S......................................    46,778    2,054,076
    TDC A.S............................................. 1,611,058    6,918,600
    Tryg A.S............................................     9,846      188,266
    Vestas Wind Systems A.S.............................   721,756   47,227,595
                                                                   ------------
TOTAL DENMARK...........................................            149,842,230
                                                                   ------------
FINLAND -- (0.6%)
    Fortum Oyj..........................................   840,555   13,217,274
    Kesko Oyj Class B...................................    39,416    1,581,381
    Neste Oyj...........................................   258,152    8,087,724
    Stora Enso Oyj Class R.............................. 1,827,123   14,890,588
    Stora Enso Oyj Sponsored ADR........................    91,500      743,895
    UPM-Kymmene Oyj.....................................   915,357   14,917,408
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,131,669
                                                                   ------------
TOTAL FINLAND...........................................             54,569,939
                                                                   ------------
FRANCE -- (9.4%)
    AXA SA.............................................. 4,004,754   98,968,397
    AXA SA Sponsored ADR................................   140,900    3,466,140
    BNP Paribas SA...................................... 1,037,040   49,126,460
*   Bollore SA(BZ0G303).................................     7,465       29,629
    Bollore SA(4572709)................................. 1,581,085    6,381,148
    Bouygues SA.........................................   709,374   27,767,823
#   Casino Guichard Perrachon SA........................   178,667    8,098,785
#   CGG SA Sponsored ADR................................   115,396      114,242
    Cie de Saint-Gobain................................. 1,789,605   73,757,241
    Cie Generale des Etablissements Michelin............   334,818   30,546,563
    CNP Assurances......................................   408,378    5,461,035
    Credit Agricole SA..................................   927,429    9,254,874
    Eiffage SA..........................................    46,924    3,222,587
    Electricite de France SA............................   538,044    7,035,730
    Engie SA............................................ 3,394,255   54,157,271
    Lagardere SCA.......................................   172,212    4,893,886
    Natixis SA.......................................... 2,133,151   10,436,619
    Orange SA........................................... 4,969,645   88,239,243
*   Peugeot SA.......................................... 1,466,532   21,806,973
    Renault SA..........................................   683,589   58,004,515
    Rexel SA............................................   292,347    3,462,178
    SCOR SE.............................................   318,283   11,094,784

                                     1974

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Societe Generale SA................................  1,935,625 $ 73,839,427
    STMicroelectronics NV..............................  1,904,563   12,442,679
#   Total SA...........................................  3,344,231  148,553,748
#   Vallourec SA.......................................    252,263    1,106,770
                                                                   ------------
TOTAL FRANCE...........................................             811,268,747
                                                                   ------------
GERMANY -- (7.1%)
    Allianz SE.........................................    730,758  118,263,182
    Allianz SE Sponsored ADR...........................  2,811,910   45,552,942
    Bayerische Motoren Werke AG........................    912,756   76,018,940
*   Commerzbank AG.....................................  1,603,495   13,030,779
    Daimler AG.........................................  2,297,288  160,841,731
    Deutsche Bank AG(5750355)..........................    993,371   17,802,160
#   Deutsche Bank AG(D18190898)........................    771,660   13,804,997
*   Deutsche Lufthansa AG..............................    895,598   13,132,742
    E.ON SE............................................  3,054,144   31,295,235
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,450,241
    Hannover Rueck SE..................................     42,216    4,443,132
    HeidelbergCement AG................................    382,751   28,194,656
    K+S AG.............................................    444,055    9,387,559
    Metro AG...........................................    341,209    9,668,223
    Muenchener Rueckversicherungs-Gesellschaft AG......    179,694   34,621,893
    Osram Licht AG.....................................      4,587      204,793
    RWE AG.............................................     94,829    1,328,318
*   Talanx AG..........................................    152,697    4,412,009
    Telefonica Deutschland Holding AG..................  1,391,339    6,901,171
#   Volkswagen AG......................................     80,837   10,611,282
                                                                   ------------
TOTAL GERMANY..........................................             605,965,985
                                                                   ------------
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)......................    581,800    1,706,433
    Cathay Pacific Airways, Ltd........................  4,530,000    7,149,525
    CK Hutchison Holdings, Ltd.........................  1,809,484   22,644,153
    FIH Mobile, Ltd....................................  3,246,000    1,161,586
    Great Eagle Holdings, Ltd..........................    576,101    1,629,308
    Guoco Group, Ltd...................................      6,000       60,707
    Hang Lung Group, Ltd...............................  1,393,000    3,848,465
    Hang Lung Properties, Ltd..........................  4,048,000    7,498,466
    Henderson Land Development Co., Ltd................    780,712    4,262,713
    Hongkong & Shanghai Hotels (The)...................  1,104,131    1,109,287
    Hopewell Holdings, Ltd.............................  1,086,669    3,297,719
    Kerry Logistics Network, Ltd.......................    232,000      321,127
    Kerry Properties, Ltd..............................  2,404,000    5,532,728
    MTR Corp., Ltd.....................................    928,124    4,214,078
    New World Development Co., Ltd..................... 24,265,125   19,832,343
    NWS Holdings, Ltd..................................  1,779,496    2,676,220
    Orient Overseas International, Ltd.................    709,500    2,642,994
    Shangri-La Asia, Ltd...............................  4,298,000    4,026,207
    Sino Land Co., Ltd.................................  6,013,765    7,757,249
    Sun Hung Kai Properties, Ltd.......................  3,449,920   37,317,366
    Swire Pacific, Ltd. Class A........................  1,945,000   18,775,552
    Swire Pacific, Ltd. Class B........................    745,000    1,324,056

                                     1975

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#   Wharf Holdings, Ltd. (The).........................  3,880,990 $ 18,086,290
    Wheelock & Co., Ltd................................  3,582,000   13,713,572
    Yue Yuen Industrial Holdings, Ltd..................    160,000      551,558
                                                                   ------------
TOTAL HONG KONG........................................             191,139,702
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 33,479,054   11,041,609
    CRH P.L.C..........................................    295,666    7,842,408
    CRH P.L.C. Sponsored ADR...........................    215,216    5,793,615
                                                                   ------------
TOTAL IRELAND..........................................              24,677,632
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077      920,324
    Bank Hapoalim BM...................................  3,220,797   14,960,142
*   Bank Leumi Le-Israel BM............................  3,064,622   10,092,760
    Elbit Systems, Ltd.................................      1,144       97,888
    Mizrahi Tefahot Bank, Ltd..........................    333,698    3,746,058
    NICE-Systems, Ltd. Sponsored ADR...................     13,689      828,595
                                                                   ------------
TOTAL ISRAEL...........................................              30,645,767
                                                                   ------------
ITALY -- (1.5%)
*   Banca Monte dei Paschi di Siena SpA................  1,493,590    1,084,131
*   Banco Popolare SC..................................    614,278    5,721,650
    Eni SpA............................................  2,937,995   42,636,544
    Mediobanca SpA.....................................    520,196    4,169,056
#*  Telecom Italia SpA Sponsored ADR...................  1,850,938   20,637,959
    UniCredit SpA...................................... 10,827,146   41,855,788
    Unione di Banche Italiane SpA......................  3,409,526   15,976,861
                                                                   ------------
TOTAL ITALY............................................             132,081,989
                                                                   ------------
JAPAN -- (21.6%)
    77 Bank, Ltd. (The)................................    431,372    2,002,369
#   Aeon Co., Ltd......................................  2,539,900   33,897,893
    Aisin Seiki Co., Ltd...............................    472,800   20,076,332
    Amada Holdings Co., Ltd............................    542,100    5,119,970
    Aoyama Trading Co., Ltd............................      7,700      306,502
    Asahi Glass Co., Ltd...............................  2,690,000   16,401,608
#   Asahi Kasei Corp...................................  3,727,000   24,215,697
    Bank of Kyoto, Ltd. (The)..........................    621,400    4,820,446
    Bank of Yokohama, Ltd. (The).......................  2,338,000   12,470,232
    Brother Industries, Ltd............................    628,600    6,352,411
    Canon Marketing Japan, Inc.........................    131,800    2,380,491
    Chiba Bank, Ltd. (The).............................    873,000    5,400,211
    Chugoku Bank, Ltd. (The)...........................    310,800    3,699,860
    Citizen Holdings Co., Ltd..........................    689,600    4,207,584
#   Coca-Cola East Japan Co., Ltd......................     75,500    1,218,353
    Coca-Cola West Co., Ltd............................    159,107    3,510,284
#   COMSYS Holdings Corp...............................     56,400      823,238
*   Cosmo Energy Holdings Co., Ltd.....................     59,436      655,338
    Credit Saison Co., Ltd.............................     69,800    1,312,359
    Dai Nippon Printing Co., Ltd.......................  1,013,000    9,477,413
    Dai-ichi Life Insurance Co., Ltd. (The)............  1,249,100   17,264,742

                                     1976

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Daido Steel Co., Ltd................................    675,000 $ 2,806,255
#   Daihatsu Motor Co., Ltd.............................    581,500   9,077,941
    Denka Co., Ltd......................................    992,000   4,396,390
    DIC Corp............................................  1,683,000   4,336,920
    Ebara Corp..........................................    673,000   2,980,941
    Fuji Media Holdings, Inc............................     74,400     837,242
    FUJIFILM Holdings Corp..............................    754,600  29,156,101
    Fukuoka Financial Group, Inc........................  1,218,000   5,169,156
    Fukuyama Transporting Co., Ltd......................     55,000     270,855
    Furukawa Electric Co., Ltd..........................    633,000   1,302,410
    Glory, Ltd..........................................    185,800   5,941,640
    Gunma Bank, Ltd. (The)..............................    650,397   3,601,234
    H2O Retailing Corp..................................    198,900   3,390,503
    Hachijuni Bank, Ltd. (The)..........................    620,231   3,468,271
    Hankyu Hanshin Holdings, Inc........................  1,799,000  11,223,159
    Hiroshima Bank, Ltd. (The)..........................    637,000   3,189,058
    Hitachi Capital Corp................................     58,400   1,439,080
    Hitachi Chemical Co., Ltd...........................    266,500   4,685,298
#   Hitachi Construction Machinery Co., Ltd.............    384,700   5,609,648
    Hitachi High-Technologies Corp......................    101,600   2,883,008
    Hitachi Metals, Ltd.................................     96,200   1,082,399
    Hitachi Transport System, Ltd.......................    105,000   1,710,905
    Hitachi, Ltd........................................  9,929,000  49,069,367
    Hokuhoku Financial Group, Inc.......................  1,919,000   3,559,556
    Honda Motor Co., Ltd................................  3,438,900  93,218,215
    House Foods Group, Inc..............................     65,300   1,296,748
#   Ibiden Co., Ltd.....................................    459,900   6,478,407
    Idemitsu Kosan Co., Ltd.............................    154,596   2,318,756
    Iida Group Holdings Co., Ltd........................    163,700   2,918,265
    Inpex Corp..........................................  1,934,100  17,220,108
    Isetan Mitsukoshi Holdings, Ltd.....................    148,800   1,889,574
    ITOCHU Corp.........................................  3,608,800  42,413,943
    Iyo Bank, Ltd. (The)................................    476,000   4,035,076
    J Front Retailing Co., Ltd..........................    832,300  11,479,313
#   JFE Holdings, Inc...................................  1,464,900  19,858,221
#   Joyo Bank, Ltd. (The)...............................  1,145,000   4,650,058
    JSR Corp............................................    117,500   1,706,371
    JTEKT Corp..........................................     80,600   1,300,443
    JX Holdings, Inc....................................  3,944,433  15,063,799
#   K's Holdings Corp...................................     71,300   2,428,539
    Kamigumi Co., Ltd...................................    442,000   3,983,312
    Kaneka Corp.........................................  1,045,542  10,006,151
    Kawasaki Kisen Kaisha, Ltd..........................  4,013,000   7,204,285
    Keiyo Bank, Ltd. (The)..............................    168,000     728,210
    Kinden Corp.........................................    207,000   2,567,022
    Kobe Steel, Ltd..................................... 14,072,000  13,674,543
    Komatsu, Ltd........................................  1,388,000  20,752,957
    Konica Minolta, Inc.................................  1,745,500  14,712,770
    Kuraray Co., Ltd....................................  1,181,800  14,255,145
    Kurita Water Industries, Ltd........................      7,500     159,519
    Kyocera Corp........................................    229,500   9,570,005
    Kyocera Corp. Sponsored ADR.........................     25,197   1,006,620
*   Kyushu Financial Group, Inc.........................    528,349   3,295,650

                                     1977

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    LIXIL Group Corp...................................    445,400 $  9,400,238
    Maeda Road Construction Co., Ltd...................     25,000      391,007
#   Marubeni Corp......................................  3,901,000   18,658,009
#   Maruichi Steel Tube, Ltd...........................     15,200      430,421
    Medipal Holdings Corp..............................    142,100    2,304,815
    Mitsubishi Chemical Holdings Corp..................  6,451,800   35,983,255
    Mitsubishi Corp....................................  1,128,300   18,086,558
    Mitsubishi Gas Chemical Co., Inc...................    609,000    2,910,811
    Mitsubishi Heavy Industries, Ltd...................  5,312,000   20,877,185
    Mitsubishi Logistics Corp..........................     31,000      425,072
    Mitsubishi Materials Corp..........................  5,182,000   15,984,385
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  110,042,088
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.  4,781,372   24,241,556
    Mitsubishi UFJ Lease & Finance Co., Ltd............    142,800      708,942
    Mitsui & Co., Ltd..................................  1,230,500   13,986,678
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    2,670,031
    Mitsui Chemicals, Inc..............................  3,169,800   13,876,541
    Mitsui OSK Lines, Ltd..............................  2,191,000    4,341,324
    Mizuho Financial Group, Inc........................ 51,633,200   89,336,760
#   Mizuho Financial Group, Inc. ADR...................    205,757      676,941
    MS&AD Insurance Group Holdings, Inc................    588,653   15,988,399
    Nagase & Co., Ltd..................................     97,089    1,162,921
    NEC Corp........................................... 10,595,101   28,061,468
    NH Foods, Ltd......................................    179,536    3,483,767
    NHK Spring Co., Ltd................................    455,600    4,490,248
#   Nikon Corp.........................................    740,200   10,889,428
    Nippo Corp.........................................    148,000    2,198,374
    Nippon Electric Glass Co., Ltd.....................    633,000    3,276,199
    Nippon Express Co., Ltd............................  3,185,238   14,920,466
#   Nippon Paper Industries Co., Ltd...................    334,100    5,367,055
    Nippon Shokubai Co., Ltd...........................     58,600    3,830,324
    Nippon Steel & Sumitomo Metal Corp.................  2,021,593   36,235,616
    Nippon Yusen K.K...................................  7,713,000   16,546,957
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,185,437
    Nissan Motor Co., Ltd..............................  5,844,900   58,131,705
    Nisshinbo Holdings, Inc............................    305,000    3,070,887
    NOK Corp...........................................    273,720    5,690,646
    Nomura Holdings, Inc...............................  3,494,100   18,962,281
    Nomura Real Estate Holdings, Inc...................    112,500    1,975,627
    NTN Corp...........................................  1,462,000    5,562,933
    Obayashi Corp......................................    279,682    2,523,138
    Oji Holdings Corp..................................  3,534,000   14,272,330
    Otsuka Holdings Co., Ltd...........................    264,000    8,881,364
    Resona Holdings, Inc...............................  4,349,300   20,001,388
#   Ricoh Co., Ltd.....................................  3,215,400   31,088,132
    Rohm Co., Ltd......................................    104,600    4,753,631
    Sankyo Co., Ltd....................................     82,500    3,155,123
    SBI Holdings, Inc..................................    363,400    3,634,843
    Sega Sammy Holdings, Inc...........................    260,600    2,455,792
    Seino Holdings Co., Ltd............................    264,400    2,880,145
    Sekisui Chemical Co., Ltd..........................    105,000    1,283,320
#   Sekisui House, Ltd.................................  1,546,100   24,337,107
    Shiga Bank, Ltd. (The).............................    204,185      911,728

                                     1978

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd................................. 2,649,000 $    4,140,299
    Shizuoka Bank, Ltd. (The).........................   948,000      8,275,742
#   Showa Denko KK.................................... 5,905,000      6,470,406
    Showa Shell Sekiyu K.K............................   231,300      1,887,815
    SKY Perfect JSAT Holdings, Inc....................   524,100      2,973,860
    Sojitz Corp....................................... 1,906,800      4,118,574
    Sompo Japan Nipponkoa Holdings, Inc...............   270,800      8,031,054
    Sony Corp. Sponsored ADR..........................   660,298     15,767,916
    Sumitomo Chemical Co., Ltd........................ 6,896,000     35,038,535
#   Sumitomo Corp.....................................   923,900      9,209,565
#   Sumitomo Dainippon Pharma Co., Ltd................   139,000      1,548,770
    Sumitomo Electric Industries, Ltd................. 2,774,300     36,554,012
    Sumitomo Forestry Co., Ltd........................   493,000      6,259,487
    Sumitomo Heavy Industries, Ltd.................... 1,822,000      7,213,257
    Sumitomo Metal Mining Co., Ltd.................... 1,044,000     11,077,954
    Sumitomo Mitsui Financial Group, Inc.............. 2,749,100     92,228,476
    Sumitomo Mitsui Trust Holdings, Inc............... 4,659,629     14,898,686
    Sumitomo Rubber Industries, Ltd...................   503,000      6,383,971
    Suzuken Co., Ltd..................................   122,000      4,219,976
    Suzuki Motor Corp.................................   106,700      3,276,007
    T&D Holdings, Inc................................. 2,073,500     23,726,565
    Taisho Pharmaceutical Holdings Co., Ltd...........    28,299      1,907,873
    Takashimaya Co., Ltd..............................   753,634      6,454,681
    TDK Corp..........................................   492,800     27,069,165
    Teijin, Ltd....................................... 3,858,450     14,137,079
    THK Co., Ltd......................................   120,100      1,919,039
    Tokai Rika Co., Ltd...............................   165,500      4,071,242
    Tokyo Broadcasting System Holdings, Inc...........    20,600        313,758
    Toppan Printing Co., Ltd..........................   936,000      8,144,967
#*  Toshiba Corp...................................... 6,343,000     10,590,635
    Tosoh Corp........................................ 1,636,000      7,916,954
    Toyo Seikan Group Holdings, Ltd...................   284,849      5,168,723
    Toyoda Gosei Co., Ltd.............................   203,600      4,411,085
    Toyota Tsusho Corp................................   923,500     21,136,409
    Ube Industries, Ltd............................... 3,078,000      5,994,979
    Ushio, Inc........................................    36,800        478,420
    Wacoal Holdings Corp..............................   172,000      2,010,950
#   Yamada Denki Co., Ltd............................. 1,254,400      6,074,639
#   Yamaguchi Financial Group, Inc....................   358,148      3,878,297
    Yamaha Corp.......................................    66,700      1,592,022
    Yamato Kogyo Co., Ltd.............................    40,700        963,611
    Yokohama Rubber Co., Ltd. (The)...................   266,800      3,999,798
    Zeon Corp.........................................    61,000        411,440
                                                                 --------------
TOTAL JAPAN...........................................            1,856,480,784
                                                                 --------------
NETHERLANDS -- (2.9%)
#   Aegon NV.......................................... 3,034,518     17,160,118
    Akzo Nobel NV.....................................    32,447      2,081,376
#   ArcelorMittal(B03XPL1)............................ 3,474,174     13,180,175
#   ArcelorMittal(B295F26)............................   638,488      2,439,024
    Boskalis Westminster..............................   192,237      7,572,840
    ING Groep NV...................................... 6,261,830     71,336,577
    ING Groep NV Sponsored ADR........................ 1,202,410     13,935,932

                                     1979

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV.................................    700,750 $ 33,966,747
    Koninklijke KPN NV.................................  3,251,631   12,582,673
    Koninklijke Philips NV(5986622)....................  2,290,182   60,986,911
    Koninklijke Philips NV(500472303)..................    482,898   12,883,719
    NN Group NV........................................    125,411    4,248,797
    TNT Express NV.....................................     72,118      615,235
                                                                   ------------
TOTAL NETHERLANDS......................................             252,990,124
                                                                   ------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd................    629,301    2,270,364
#   Fletcher Building, Ltd.............................    824,808    3,697,637
    Fonterra Co-operative Group, Ltd...................     24,059       92,417
                                                                   ------------
TOTAL NEW ZEALAND......................................               6,060,418
                                                                   ------------
NORWAY -- (0.6%)
    DNB ASA............................................    887,006   10,702,664
    Norsk Hydro ASA....................................  2,517,143    8,368,033
    Norsk Hydro ASA Sponsored ADR......................     59,900      196,472
#*  Seadrill, Ltd.(B0HWHV8)............................    846,533    1,752,323
#*  Seadrill, Ltd.(B09RMQ1)............................     26,421       56,975
    Statoil ASA........................................  1,375,001   18,814,781
#   Statoil ASA Sponsored ADR..........................    592,648    8,060,013
*   Storebrand ASA.....................................    777,915    3,168,649
#*  Subsea 7 SA........................................    462,245    2,767,984
    Yara International ASA.............................     22,709      860,892
                                                                   ------------
TOTAL NORWAY...........................................              54,748,786
                                                                   ------------
PORTUGAL -- (0.1%)
#*  Banco Comercial Portugues SA Class R...............  6,525,893      276,064
*   Banco Espirito Santo SA............................  2,631,973           --
    EDP Renovaveis SA..................................    541,158    4,204,586
                                                                   ------------
TOTAL PORTUGAL.........................................               4,480,650
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd....................................  3,709,100    8,062,848
    City Developments, Ltd.............................  1,110,600    5,447,907
    DBS Group Holdings, Ltd............................    153,787    1,528,848
    Frasers Centrepoint, Ltd...........................    453,300      525,834
    Golden Agri-Resources, Ltd......................... 13,223,300    3,463,900
    Hutchison Port Holdings Trust...................... 16,251,500    7,765,064
#   Keppel Corp., Ltd..................................    969,100    3,456,091
#   Noble Group, Ltd................................... 11,193,900    2,474,146
    Olam International, Ltd............................    530,200      606,110
    Oversea-Chinese Banking Corp., Ltd.................  1,820,979   10,190,355
#   SembCorp Industries, Ltd...........................  2,711,000    4,830,971
    Singapore Airlines, Ltd............................  2,607,700   20,286,769
    United Industrial Corp., Ltd.......................  1,994,413    4,213,358
    United Overseas Bank, Ltd..........................     38,200      485,628
    UOL Group, Ltd.....................................  1,101,564    4,364,061
    Wheelock Properties Singapore, Ltd.................    274,700      263,760

                                     1980

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#   Wilmar International, Ltd..........................  4,154,000 $  8,398,737
                                                                   ------------
TOTAL SINGAPORE........................................              86,364,387
                                                                   ------------
SPAIN -- (2.9%)
    Acciona SA.........................................     94,122    7,230,700
    Banco de Sabadell SA...............................  8,951,876   16,202,313
    Banco Popular Espanol SA...........................  3,665,652    9,904,386
#   Banco Santander SA................................. 23,317,262   99,924,395
#   Banco Santander SA Sponsored ADR...................    784,463    3,286,900
    CaixaBank SA.......................................    288,130      875,413
    Iberdrola SA....................................... 13,295,035   93,454,243
    Mapfre SA..........................................  1,275,685    2,865,509
    Repsol SA..........................................  1,903,632   19,737,777
                                                                   ------------
TOTAL SPAIN............................................             253,481,636
                                                                   ------------
SWEDEN -- (3.1%)
    Boliden AB.........................................  1,273,315   17,715,150
    Holmen AB Class A..................................      4,960      143,576
    ICA Gruppen AB.....................................      2,667       94,325
    Meda AB Class A....................................    288,268    3,102,280
    Nordea Bank AB.....................................  3,886,422   39,135,112
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   36,689,293
#   Skandinaviska Enskilda Banken AB Class C...........     23,992      239,343
    Svenska Cellulosa AB SCA Class A...................     69,959    2,063,548
    Svenska Cellulosa AB SCA Class B...................  2,234,256   66,218,081
    Svenska Handelsbanken AB Class A...................    544,381    6,849,618
    Svenska Handelsbanken AB Class B...................      1,981       25,875
    Swedbank AB Class A................................    214,941    4,507,916
    Tele2 AB Class B...................................    840,482    6,988,956
#   Telefonaktiebolaget LM Ericsson Class A............     28,098      241,699
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   43,341,400
#   Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    7,427,762
    TeliaSonera AB.....................................  5,789,696   27,344,638
                                                                   ------------
TOTAL SWEDEN...........................................             262,128,572
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,800,878   82,959,195
#   ABB, Ltd. Sponsored ADR............................    271,992    4,705,462
    Adecco SA..........................................    640,328   39,309,832
    Aryzta AG..........................................    167,457    7,661,677
    Baloise Holding AG.................................    200,163   24,536,943
    Banque Cantonale Vaudoise..........................        468      282,550
    Cie Financiere Richemont SA........................  1,271,917   82,669,369
    Clariant AG........................................    951,816   15,542,601
    Credit Suisse Group AG.............................  1,070,238   18,959,659
#   Credit Suisse Group AG Sponsored ADR...............  1,058,153   18,835,123
*   Dufry AG...........................................      8,748      948,566
    Julius Baer Group, Ltd.............................    175,211    7,437,148
    LafargeHolcim, Ltd.(7110753).......................    932,270   39,238,235
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    490,757   20,811,551
    Lonza Group AG.....................................    110,023   16,855,450
    Novartis AG........................................    257,959   19,984,964

                                     1981

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ---------- --------------
SWITZERLAND -- (Continued)
    Sulzer AG...........................................     41,192 $    3,756,786
    Swatch Group AG (The)(7184736)......................    128,903      8,554,694
#   Swatch Group AG (The)(7184725)......................    121,282     41,479,434
    Swiss Life Holding AG...............................     71,448     18,212,414
    Swiss Re AG.........................................  1,037,390     96,566,717
    UBS Group AG(BRJL176)...............................  3,448,485     56,986,761
*   UBS Group AG(H42097107).............................    500,015      8,320,250
    Zurich Insurance Group AG...........................    343,651     76,175,519
                                                                    --------------
TOTAL SWITZERLAND.......................................               710,790,900
                                                                    --------------
UNITED KINGDOM -- (17.0%)
#   Anglo American P.L.C................................  3,418,604     13,635,846
    Aviva P.L.C.........................................  1,417,456      9,775,857
    Barclays P.L.C......................................  3,516,286      9,409,128
    Barclays P.L.C. Sponsored ADR.......................  5,022,571     54,143,315
    Barratt Developments P.L.C..........................  1,006,942      8,637,259
    BP P.L.C............................................  1,912,816     10,329,625
    BP P.L.C. Sponsored ADR.............................  9,208,467    298,078,076
    Carnival P.L.C......................................    204,531     10,202,959
#   Carnival P.L.C. ADR.................................     64,057      3,223,989
    Glencore P.L.C...................................... 15,677,236     20,212,550
    HSBC Holdings P.L.C................................. 21,165,356    149,269,044
    HSBC Holdings P.L.C. Sponsored ADR..................  2,753,897     97,487,953
    Investec P.L.C......................................    776,855      4,942,427
#   J Sainsbury P.L.C...................................  5,053,765     17,744,195
    Kingfisher P.L.C....................................  6,903,085     32,303,716
#   Lloyds Banking Group P.L.C. ADR.....................  1,071,922      4,084,023
    Old Mutual P.L.C....................................  9,672,569     23,597,764
    Pearson P.L.C. Sponsored ADR........................  1,176,118     13,207,805
*   Royal Bank of Scotland Group P.L.C..................  4,717,312     17,077,882
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR...    409,166      3,015,553
    Royal Dutch Shell P.L.C. Class A....................  2,069,647     45,212,455
    Royal Dutch Shell P.L.C. Class B....................    255,146      5,559,103
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73).....  3,534,584    155,981,192
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)...  2,083,001     91,506,234
    Royal Mail P.L.C....................................    414,453      2,724,764
    RSA Insurance Group P.L.C...........................     45,163        269,643
    Standard Chartered P.L.C............................  3,430,355     23,141,147
    Vodafone Group P.L.C................................ 58,351,986    187,563,648
    Vodafone Group P.L.C. Sponsored ADR.................  4,011,201    129,160,681
#   WM Morrison Supermarkets P.L.C......................  7,337,309     18,353,414
                                                                    --------------
TOTAL UNITED KINGDOM....................................             1,459,851,247
                                                                    --------------
TOTAL COMMON STOCKS.....................................             8,138,831,599
                                                                    --------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
    Bayerische Motoren Werke AG.........................     38,884      2,677,262
    Porsche Automobil Holding SE........................    242,713     11,007,569

                                     1982

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
GERMANY -- (Continued)
     Volkswagen AG..........................................    396,506 $   46,173,750
                                                                        --------------
TOTAL GERMANY...............................................                59,858,581
                                                                        --------------
TOTAL PREFERRED STOCKS......................................                59,858,581
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*    Iberdrola SA Rights 02/01/16........................... 14,302,150      1,998,045
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             8,200,688,225
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund......................... 33,790,576    390,956,967
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,619,046,438)^^.......            $8,591,645,192
                                                                        ==============

                                     1983

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $   33,310,467 $  419,854,792   --    $  453,165,259
   Austria....................             --      7,907,623   --         7,907,623
   Belgium....................      5,526,992    120,784,012   --       126,311,004
   Canada.....................    603,878,218             --   --       603,878,218
   Denmark....................             --    149,842,230   --       149,842,230
   Finland....................      1,875,564     52,694,375   --        54,569,939
   France.....................      3,580,382    807,688,365   --       811,268,747
   Germany....................     59,357,939    546,608,046   --       605,965,985
   Hong Kong..................             --    191,139,702   --       191,139,702
   Ireland....................      5,793,615     18,884,017   --        24,677,632
   Israel.....................        828,595     29,817,172   --        30,645,767
   Italy......................     20,637,959    111,444,030   --       132,081,989
   Japan......................     44,363,064  1,812,117,720   --     1,856,480,784
   Netherlands................     29,258,675    223,731,449   --       252,990,124
   New Zealand................             --      6,060,418   --         6,060,418
   Norway.....................     10,008,808     44,739,978   --        54,748,786
   Portugal...................             --      4,480,650   --         4,480,650
   Singapore..................             --     86,364,387   --        86,364,387
   Spain......................      3,286,900    250,194,736   --       253,481,636
   Sweden.....................      7,427,762    254,700,810   --       262,128,572
   Switzerland................     31,860,835    678,930,065   --       710,790,900
   United Kingdom.............    849,888,821    609,962,426   --     1,459,851,247
Preferred Stocks
   Germany....................             --     59,858,581   --        59,858,581
Rights/Warrants
   Spain......................             --      1,998,045   --         1,998,045
Securities Lending Collateral.             --    390,956,967   --       390,956,967
Futures Contracts**...........        515,744             --   --           515,744
                               -------------- --------------   --    --------------
TOTAL......................... $1,711,400,340 $6,880,760,596   --    $8,592,160,936
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1984

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (90.9%)

Consumer Discretionary -- (19.0%)
    Accordia Golf Co., Ltd..............................   350,289 $ 3,240,984
    Adastria Co., Ltd...................................    97,320   5,851,521
#   Aeon Fantasy Co., Ltd...............................    49,332     943,150
*   AGORA Hospitality Group Co., Ltd....................   591,000     191,357
    Ahresty Corp........................................   123,400     766,728
#*  Aigan Co., Ltd......................................    95,200     189,540
    Aisan Industry Co., Ltd.............................   201,800   1,923,629
#   Akebono Brake Industry Co., Ltd.....................   436,100     896,687
#   Alpen Co., Ltd......................................   109,300   1,776,861
    Alpha Corp..........................................    30,400     322,503
    Alpine Electronics, Inc.............................   277,500   3,162,671
    Amiyaki Tei Co., Ltd................................    23,800     932,521
    Amuse, Inc..........................................    25,799   1,118,458
*   Anrakutei Co., Ltd..................................    22,000      82,697
    AOI Pro, Inc........................................    44,800     386,003
    AOKI Holdings, Inc..................................   268,400   3,338,402
    Aoyama Trading Co., Ltd.............................   304,000  12,100,854
    Arata Corp..........................................    20,400     394,719
    Arcland Sakamoto Co., Ltd...........................    88,100   1,860,801
#   ARCLAND SERVICE Co., Ltd............................     8,400     197,690
    Asahi Broadcasting Corp.............................    21,200     124,146
    Asahi Co., Ltd......................................    92,300   1,155,591
    Asante, Inc.........................................     6,900      90,138
#   Asatsu-DK, Inc......................................   198,500   4,316,655
#   Ashimori Industry Co., Ltd..........................   254,000     372,781
#   Atom Corp...........................................   251,000   1,423,788
    Atsugi Co., Ltd.....................................   743,000     690,049
#   Autobacs Seven Co., Ltd.............................   398,500   6,967,490
#   Avex Group Holdings, Inc............................   225,400   2,539,168
    Belluna Co., Ltd....................................   246,500   1,262,757
#   Best Denki Co., Ltd.................................   351,100     377,628
    Bic Camera, Inc.....................................   483,600   4,351,182
    Bookoff Corp........................................    59,400     476,234
#   Broccoli Co., Ltd...................................    28,000      75,670
#   BRONCO BILLY Co., Ltd...............................    42,500     969,331
    Calsonic Kansei Corp................................ 1,015,000   8,915,262
#   Can Do Co., Ltd.....................................    63,500     807,077
    Central Sports Co., Ltd.............................    31,800     621,846
    CHIMNEY Co., Ltd....................................    26,600     636,723
    Chiyoda Co., Ltd....................................    76,600   2,132,113
    Chofu Seisakusho Co., Ltd...........................    83,800   1,730,395
#   Chori Co., Ltd......................................    71,800     922,211
    Chuo Spring Co., Ltd................................   196,000     443,490
#   Clarion Co., Ltd....................................   665,000   2,309,193
    Cleanup Corp........................................   129,700     773,408
#   Colowide Co., Ltd...................................   347,000   4,852,741
    Corona Corp.........................................    80,100     709,684
#*  Cross Plus, Inc.....................................    22,000     111,806
    DA Consortium, Inc..................................   118,700     631,413
    Daido Metal Co., Ltd................................   184,600   1,501,339
#   Daidoh, Ltd.........................................   137,200     572,542

                                     1985

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd...............................   189,100 $7,622,855
    Daikoku Denki Co., Ltd..............................    43,400    575,202
    Dainichi Co., Ltd...................................    49,300    270,943
    Daisyo Corp.........................................    47,200    584,151
    DCM Holdings Co., Ltd...............................   530,600  3,832,659
    Descente, Ltd.......................................   247,000  3,758,446
    Doshisha Co., Ltd...................................   141,100  2,806,075
    Doutor Nichires Holdings Co., Ltd...................   184,486  2,810,751
#   Dunlop Sports Co., Ltd..............................    75,300    508,443
    Dynic Corp..........................................   174,000    232,987
    Eagle Industry Co., Ltd.............................   147,200  2,493,351
#   EDION Corp..........................................   513,900  3,856,335
    Exedy Corp..........................................   193,000  4,508,409
#   F-Tech, Inc.........................................    32,100    291,861
    FCC Co., Ltd........................................   209,700  4,653,158
#   Fields Corp.........................................    67,800  1,203,261
    Fine Sinter Co., Ltd................................    49,000    137,217
    First Juken Co., Ltd................................    19,600    217,884
#   Foster Electric Co., Ltd............................   130,500  2,822,767
    France Bed Holdings Co., Ltd........................   138,200  1,103,924
#   FTGroup Co., Ltd....................................    56,700    317,858
    Fuji Co., Ltd.......................................   109,900  2,067,314
#   Fuji Corp., Ltd.....................................   131,000    779,947
    Fuji Kiko Co., Ltd..................................   137,400    494,616
    Fuji Kyuko Co., Ltd.................................   214,000  2,198,429
    Fuji Oozx, Inc......................................     6,000     22,902
    Fujibo Holdings, Inc................................   671,000  1,145,179
#   Fujikura Rubber, Ltd................................    80,200    352,268
    Fujishoji Co., Ltd..................................    34,400    299,226
#   Fujita Kanko, Inc...................................   134,000    624,977
    Fujitsu General, Ltd................................   370,000  4,975,289
    FuKoKu Co., Ltd.....................................    40,800    330,243
#   Funai Electric Co., Ltd.............................    39,800    286,040
#   Furukawa Battery Co., Ltd. (The)....................    89,000    516,966
#   Futaba Industrial Co., Ltd..........................   320,000  1,327,940
    G-7 Holdings, Inc...................................    29,200    366,514
    G-Tekt Corp.........................................   100,000  1,268,991
    Gakken Holdings Co., Ltd............................   313,000    645,522
#   Genki Sushi Co., Ltd................................     9,700    166,457
    Geo Holdings Corp...................................   213,200  3,294,840
#   GLOBERIDE, Inc......................................    62,299    799,462
    Gourmet Kineya Co., Ltd.............................    85,000    723,486
#   GSI Creos Corp......................................   306,000    366,298
#   Gulliver International Co., Ltd.....................   387,900  4,223,919
    Gunze, Ltd.......................................... 1,080,000  3,037,960
#   H-One Co., Ltd......................................    67,500    326,881
    Hagihara Industries, Inc............................    26,600    495,030
    Hakuyosha Co., Ltd..................................    65,000    143,160
    Happinet Corp.......................................    93,800    831,913
    Hard Off Corp. Co., Ltd.............................    55,700    705,668
    Haruyama Trading Co., Ltd...........................    47,900    313,346
    Heiwa Corp..........................................    85,300  1,661,464
    HI-LEX Corp.........................................    56,000  1,546,507

                                     1986

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Hiday Hidaka Corp...................................    74,956 $2,481,637
#   Himaraya Co., Ltd...................................    35,900    309,451
#   Hiramatsu, Inc......................................   160,700    914,640
    Honeys Co., Ltd.....................................   106,040  1,139,850
#   Hoosiers Holdings...................................   181,100    791,460
    Ichibanya Co., Ltd..................................     7,829    390,301
#   Ichikoh Industries, Ltd.............................   286,000    506,754
#   IJT Technology Holdings Co., Ltd....................   124,680    328,675
#   Imasen Electric Industrial..........................    89,600    870,774
#   Imperial Hotel, Ltd.................................    13,000    253,744
    Intage Holdings, Inc................................    84,800  1,014,740
*   Izuhakone Railway Co., Ltd..........................       300         --
*   Izutsuya Co., Ltd...................................   617,000    278,463
#*  Janome Sewing Machine Co., Ltd......................   106,400    588,488
    Japan Wool Textile Co., Ltd. (The)..................   343,000  2,403,072
#   Jin Co., Ltd........................................    80,000  3,435,936
#   Joban Kosan Co., Ltd................................   342,000    434,133
    Joshin Denki Co., Ltd...............................   205,000  1,649,205
#   JP-Holdings, Inc....................................   298,800    776,674
#   JVC Kenwood Corp....................................   885,430  2,075,634
    K's Holdings Corp...................................   182,200  6,205,889
*   Kadokawa Dwango.....................................   246,233  3,646,495
#*  Kappa Create Co., Ltd...............................    37,800    383,662
    Kasai Kogyo Co., Ltd................................   138,300  1,808,598
#   Kawai Musical Instruments Manufacturing Co., Ltd....    45,200    771,369
    Keihin Corp.........................................   267,500  4,212,963
#   Keiyo Co., Ltd......................................   176,200    743,269
#   KFC Holdings Japan, Ltd.............................    75,000  1,229,223
#*  Kintetsu Department Store Co., Ltd..................   169,000    450,276
    Kinugawa Rubber Industrial Co., Ltd.................   282,000  1,477,784
    Kitamura Co., Ltd...................................     2,000     13,956
*   KNT-CT Holdings Co., Ltd............................   643,000  1,107,993
#   Kohnan Shoji Co., Ltd...............................   188,500  2,712,784
#*  Kojima Co., Ltd.....................................   162,600    372,393
#   Komatsu Seiren Co., Ltd.............................   134,400    707,514
#   Komehyo Co., Ltd....................................    15,700    235,831
    Komeri Co., Ltd.....................................   191,400  3,800,997
#   Konaka Co., Ltd.....................................   117,560    603,739
    Koshidaka Holdings Co., Ltd.........................    50,000    911,248
    Kourakuen Holdings Corp.............................    39,800    505,995
    KU Holdings Co., Ltd................................   130,900    874,083
    Kura Corp...........................................    69,200  2,916,805
    Kurabo Industries, Ltd.............................. 1,241,000  2,119,769
#   KYB Corp............................................ 1,140,000  3,287,759
#   Kyoritsu Maintenance Co., Ltd.......................    70,831  5,336,612
#   Kyoto Kimono Yuzen Co., Ltd.........................    10,700     76,727
    LEC, Inc............................................    41,600    455,985
    Look, Inc...........................................   228,000    291,956
#   Mamiya-Op Co., Ltd..................................   258,000    367,820
    Mars Engineering Corp...............................    49,100    842,297
#*  Maruei Department Store Co., Ltd....................    17,000     13,635
#*  Maruzen CHI Holdings Co., Ltd.......................    29,800     82,472
    Matsuya Co., Ltd....................................    58,400    464,100

                                     1987

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Discretionary -- (Continued)
    Matsuya Foods Co., Ltd..............................    48,000 $ 1,142,314
    Meiko Network Japan Co., Ltd........................   126,400   1,181,923
    Meiwa Estate Co., Ltd...............................    56,900     242,269
    Mikuni Corp.........................................   118,000     383,054
#   Misawa Homes Co., Ltd...............................   164,000   1,136,908
    Mitsuba Corp........................................   208,690   2,894,692
    Mitsui Home Co., Ltd................................   165,000     753,085
#   Mizuno Corp.........................................   582,000   2,795,180
    Monogatari Corp. (The)..............................    25,700   1,097,149
#*  Mr Max Corp.........................................    99,200     256,104
    Murakami Corp.......................................    11,000     166,320
    Musashi Seimitsu Industry Co., Ltd..................   129,900   2,615,926
    Nafco Co., Ltd......................................    33,300     515,774
    Nagawa Co., Ltd.....................................     9,700     281,439
#*  Naigai Co., Ltd..................................... 1,293,000     516,546
    Nakayamafuku Co., Ltd...............................     9,500      63,043
#   Next Co., Ltd.......................................   282,000   2,949,911
    Nice Holdings, Inc..................................   444,000     583,380
    Nifco, Inc..........................................   287,200  13,923,265
    Nihon Eslead Corp...................................    33,900     306,075
#   Nihon House Holdings Co., Ltd.......................   229,200     808,090
#   Nihon Plast Co., Ltd................................    39,000     305,198
    Nihon Tokushu Toryo Co., Ltd........................    60,000     495,741
    Nippon Felt Co., Ltd................................    58,200     236,429
    Nippon Piston Ring Co., Ltd.........................    48,600     757,278
    Nippon Seiki Co., Ltd...............................   218,400   4,796,128
    Nishikawa Rubber Co., Ltd...........................    15,000     231,140
#   Nishimatsuya Chain Co., Ltd.........................   244,500   2,109,999
    Nissan Shatai Co., Ltd..............................    53,100     516,014
    Nissan Tokyo Sales Holdings Co., Ltd................   208,000     524,204
#   Nissei Build Kogyo Co., Ltd.........................   329,000   1,015,932
#*  Nissen Holdings Co., Ltd............................    59,900      86,015
    Nissin Kogyo Co., Ltd...............................   223,700   3,129,019
#   Nittan Valve Co., Ltd...............................    82,800     230,660
#   Nojima Corp.........................................   120,500   1,447,864
    Ohashi Technica, Inc................................    35,700     376,577
#   Ohsho Food Service Corp.............................    66,700   2,311,188
#   Onward Holdings Co., Ltd............................   736,000   4,614,764
    Ootoya Holdings Co., Ltd............................     1,400      24,213
#   OPT Holding, Inc....................................    79,200     416,794
#   Otsuka Kagu, Ltd....................................    38,600     437,146
    Pacific Industrial Co., Ltd.........................   239,600   2,459,591
    Pal Co., Ltd........................................    70,200   1,454,537
    PALTAC Corp.........................................   195,534   3,385,797
    PanaHome Corp.......................................   496,200   3,614,445
    Parco Co., Ltd......................................   114,700     973,053
    Paris Miki Holdings, Inc............................   151,200     582,560
#   PC Depot Corp.......................................    12,300     103,449
    PIA Corp............................................    11,600     225,663
    Piolax, Inc.........................................    56,700   2,948,418
#*  Pioneer Corp........................................ 1,926,100   4,501,367
#   Plenus Co., Ltd.....................................   133,800   2,065,520
    Press Kogyo Co., Ltd................................   568,600   2,311,020

                                     1988

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
Consumer Discretionary -- (Continued)
    Pressance Corp......................................  39,600 $1,286,090
#   Proto Corp..........................................  63,000    898,185
    Renaissance, Inc....................................  58,600    609,701
#*  Renown, Inc......................................... 306,000    281,422
#   Resort Solution Co., Ltd............................ 168,000    461,333
    Rhythm Watch Co., Ltd............................... 559,000    686,980
#   Riberesute Corp.....................................  17,900    106,350
    Right On Co., Ltd...................................  87,425  1,102,183
    Riken Corp.......................................... 522,000  1,774,872
    Ringer Hut Co., Ltd.................................  84,600  1,739,547
#*  Riso Kyoiku Co., Ltd................................  77,400    209,907
    Round One Corp...................................... 433,400  2,117,756
#   Royal Holdings Co., Ltd............................. 179,200  3,313,047
#   Sac's Bar Holdings, Inc............................. 101,450  1,504,316
    Saizeriya Co., Ltd.................................. 189,400  3,988,803
#   Sakai Ovex Co., Ltd................................. 298,000    524,577
    San Holdings, Inc...................................  15,400    188,924
#   Sanden Holdings Corp................................ 686,000  1,876,283
    Sanei Architecture Planning Co., Ltd................  50,300    498,798
    Sangetsu Co., Ltd................................... 328,750  5,641,799
#   Sanko Marketing Foods Co., Ltd......................  27,800    204,460
#   Sankyo Seiko Co., Ltd............................... 183,400    649,380
    Sanoh Industrial Co., Ltd........................... 136,500    790,934
    Sanrio Co., Ltd.....................................  50,300  1,164,781
    Sanyo Electric Railway Co., Ltd..................... 201,000    772,250
    Sanyo Housing Nagoya Co., Ltd.......................  37,500    326,051
#   Sanyo Shokai, Ltd................................... 669,000  1,689,921
    Sato Restaurant Systems Co., Ltd....................  85,100    630,217
#   Scroll Corp......................................... 166,300    577,627
#   Seiko Holdings Corp................................. 979,407  4,658,439
    Seiren Co., Ltd..................................... 292,400  3,044,649
#   Senshukai Co., Ltd.................................. 174,500  1,094,948
#   Septeni Holdings Co., Ltd...........................  75,800  1,713,644
    Seria Co., Ltd...................................... 118,300  5,722,430
#*  Sharp Corp.......................................... 716,000    829,693
#   Shidax Corp.........................................  93,300    409,248
    Shikibo, Ltd........................................ 779,000    713,393
    Shimachu Co., Ltd................................... 297,200  6,747,016
    Shimojima Co., Ltd..................................  25,900    228,317
    Shiroki Corp........................................ 285,000    885,281
#   Shobunsha Publications, Inc......................... 258,500  1,514,936
    Shochiku Co., Ltd...................................  37,000    323,365
    Shoei Co., Ltd......................................   9,600    173,604
    Showa Corp.......................................... 317,500  2,797,075
    SKY Perfect JSAT Holdings, Inc......................  23,100    131,075
    SNT Corp............................................  86,200    430,628
#   Soft99 Corp.........................................  68,600    435,042
    Sotoh Co., Ltd......................................  41,400    342,128
    SPK Corp............................................  19,800    342,823
#   St Marc Holdings Co., Ltd...........................  97,600  2,623,193
#   Starts Corp., Inc................................... 162,200  3,167,540
    Step Co., Ltd.......................................  40,700    368,177
    Studio Alice Co., Ltd...............................  57,700    997,542

                                     1989

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Suminoe Textile Co., Ltd............................   323,000 $  848,368
    Sumitomo Forestry Co., Ltd..........................   281,266  3,571,158
    Sumitomo Riko Co., Ltd..............................   231,500  2,110,149
    Sun Corp............................................     1,800     11,712
    Suncall Corp........................................    27,000    120,805
    T RAD Co., Ltd......................................   412,000    647,947
    T-Gaia Corp.........................................   155,100  1,683,267
    Tachi-S Co., Ltd....................................   162,840  2,497,773
#   Tachikawa Corp......................................    50,800    290,483
    Taiho Kogyo Co., Ltd................................    98,200  1,063,040
#*  Takata Corp.........................................   168,000    927,413
    Take And Give Needs Co., Ltd........................    54,070    286,184
    Takihyo Co., Ltd....................................    76,000    296,354
#   Tama Home Co., Ltd..................................    95,900    333,596
#   Tamron Co., Ltd.....................................   108,300  1,547,982
#   TASAKI & Co., Ltd...................................    26,600    341,765
    TBK Co., Ltd........................................   115,600    428,553
    Tigers Polymer Corp.................................    50,600    295,312
#   Toa Corp............................................   127,800  1,282,586
#   Toabo Corp..........................................    54,799    242,085
#   Toei Animation Co., Ltd.............................    20,700    992,658
    Toei Co., Ltd.......................................   409,000  3,849,812
    Tohokushinsha Film Corp.............................    22,500    149,182
    Tokai Rika Co., Ltd.................................   140,800  3,463,630
    Token Corp..........................................    46,650  3,508,290
#   Tokyo Dome Corp..................................... 1,134,200  5,433,987
    Tokyo Individualized Educational Institute, Inc.....    82,100    483,309
    Tokyotokeiba Co., Ltd...............................   613,000  1,350,512
#   Tokyu Recreation Co., Ltd...........................    79,000    476,205
#   Tomy Co., Ltd.......................................   374,293  2,336,664
    Topre Corp..........................................   264,300  5,823,902
    Toridoll.corp.......................................   146,300  2,673,494
#   Tosho Co., Ltd......................................    43,800  1,279,025
    Tow Co., Ltd........................................    26,700    138,821
    TPR Co., Ltd........................................   131,000  3,488,575
    TS Tech Co., Ltd....................................   164,500  4,080,758
#   TSI Holdings Co., Ltd...............................   430,795  3,094,757
#   Tsukada Global Holdings, Inc........................   109,400    669,156
    Tsukamoto Corp. Co., Ltd............................   190,000    185,118
#   Tsutsumi Jewelry Co., Ltd...........................    47,200    949,754
    Tv Tokyo Holdings Corp..............................    33,700    618,376
#   Tyo, Inc............................................   329,800    502,588
#   U-Shin, Ltd.........................................   114,300    632,112
    Umenohana Co., Ltd..................................     1,000     21,382
    Unipres Corp........................................   230,700  4,863,533
    United Arrows, Ltd..................................   117,700  5,692,923
#*  Unitika, Ltd........................................ 3,247,000  1,361,397
    Universal Entertainment Corp........................    90,900  1,592,580
#*  Usen Corp...........................................   685,080  2,015,348
#   Village Vanguard Co., Ltd...........................    32,100    405,471
#   VT Holdings Co., Ltd................................   493,000  2,891,303
    Wacoal Holdings Corp................................   675,000  7,891,808
#*  WATAMI Co., Ltd.....................................   134,200    938,922

                                     1990

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
Consumer Discretionary -- (Continued)
#   West Holdings Corp..................................  96,800 $    647,581
    Workman Co., Ltd....................................     900       52,270
    Wowow, Inc..........................................  49,200    1,179,567
    Xebio Holdings Co., Ltd............................. 156,500    2,759,822
    Yachiyo Industry Co., Ltd...........................  21,400      173,548
    Yamato International, Inc...........................   8,200       27,200
    Yellow Hat, Ltd.....................................  92,700    1,789,745
#   Yomiuri Land Co., Ltd............................... 239,000      824,393
#   Yondoshi Holdings, Inc.............................. 105,620    2,390,374
    Yonex Co., Ltd......................................     800       22,164
    Yorozu Corp......................................... 110,100    2,356,125
#   Yoshinoya Holdings Co., Ltd......................... 323,100    3,920,198
    Yutaka Giken Co., Ltd...............................   3,100       61,290
    Zenrin Co., Ltd..................................... 156,300    3,229,374
    Zensho Holdings Co., Ltd............................ 604,300    7,351,240
#   Zojirushi Corp...................................... 188,000    2,692,878
                                                                 ------------
Total Consumer Discretionary............................          523,935,050
                                                                 ------------
Consumer Staples -- (9.0%)
    Aderans Co., Ltd.................................... 130,800      655,478
#   Aeon Hokkaido Corp.................................. 273,900    1,222,221
    Ain Holdings, Inc................................... 124,600    5,661,621
    Arcs Co., Ltd....................................... 195,000    3,950,984
#   Ariake Japan Co., Ltd...............................  86,100    4,826,963
    Artnature, Inc......................................  96,200      728,879
    Axial Retailing, Inc................................  87,000    2,799,128
#   Belc Co., Ltd.......................................  59,100    2,212,994
#   C'BON Cosmetics Co., Ltd............................   2,400       49,608
    Cawachi, Ltd........................................  88,000    1,481,623
    Chubu Shiryo Co., Ltd............................... 114,700      864,719
    Chuo Gyorui Co., Ltd................................  93,000      211,242
#   Ci:z Holdings Co., Ltd.............................. 157,300    2,662,213
#   Coca-Cola East Japan Co., Ltd....................... 102,500    1,654,055
    Coca-Cola West Co., Ltd............................. 268,200    5,917,138
    Cocokara fine, Inc.................................. 105,760    4,396,195
    Create SD Holdings Co., Ltd......................... 164,400    3,552,914
    Daikokutenbussan Co., Ltd...........................  35,800    1,276,732
    Dydo Drinco, Inc....................................  42,700    1,928,152
#   Earth Chemical Co., Ltd.............................  63,200    2,414,893
    Eco's Co., Ltd......................................   3,500       42,961
    Fancl Corp.......................................... 137,500    1,811,760
    Feed One Co., Ltd................................... 812,440      857,931
*   First Baking Co., Ltd............................... 183,000      165,907
    Fuji Oil Holdings, Inc.............................. 362,600    5,939,789
    Fujicco Co., Ltd.................................... 120,600    2,242,827
*   Fujiya Co., Ltd.....................................  26,000       41,130
#   Genky Stores, Inc...................................  23,600      557,690
    Hagoromo Foods Corp.................................  39,000      383,837
#*  Hayashikane Sangyo Co., Ltd......................... 166,000      134,790
    Heiwado Co., Ltd.................................... 182,000    3,729,010
    Hokkaido Coca-Cola Bottling Co., Ltd................  87,000      409,860
    Hokuto Corp......................................... 131,300    2,517,124
#   House Foods Group, Inc..............................  87,800    1,743,561

                                     1991

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Staples -- (Continued)
    Inageya Co., Ltd....................................   175,100 $ 1,837,811
#   Ito En, Ltd.........................................    54,800   1,477,393
    Itochu-Shokuhin Co., Ltd............................    26,600     921,858
#   Itoham Foods, Inc...................................   783,800   4,504,328
    J-Oil Mills, Inc....................................   563,000   1,621,347
#   Kakiyasu Honten Co., Ltd............................    27,100     443,223
    Kameda Seika Co., Ltd...............................    72,000   2,998,527
    Kaneko Seeds Co., Ltd...............................     2,200      19,857
    Kansai Super Market, Ltd............................    18,300     122,163
    Kato Sangyo Co., Ltd................................   118,000   2,930,015
    Kenko Mayonnaise Co., Ltd...........................    50,300     980,931
    KEY Coffee, Inc.....................................   109,700   1,764,457
    Kirindo Holdings Co., Ltd...........................    29,300     232,547
#   Kobe Bussan Co., Ltd................................    70,600   1,669,537
#   Kotobuki Spirits Co., Ltd...........................    30,400   1,393,212
    Kusuri No Aoki Co., Ltd.............................    92,700   4,003,664
    Kyokuyo Co., Ltd....................................   576,000   1,307,162
#   Life Corp...........................................   165,100   3,649,894
    Mandom Corp.........................................   104,400   4,290,041
    Marudai Food Co., Ltd...............................   598,000   2,237,403
#   Maruha Nichiro Corp.................................   225,007   4,281,182
#   Maxvalu Nishinihon Co., Ltd.........................     5,600      77,773
#   Maxvalu Tokai Co., Ltd..............................    49,300     758,765
    Medical System Network Co., Ltd.....................    78,200     367,186
    Megmilk Snow Brand Co., Ltd.........................   258,500   6,749,513
    Meito Sangyo Co., Ltd...............................    52,200     590,960
    Milbon Co., Ltd.....................................    66,576   2,417,782
#   Ministop Co., Ltd...................................    88,100   1,561,103
    Mitsubishi Shokuhin Co., Ltd........................    79,600   1,875,980
    Mitsui Sugar Co., Ltd...............................   533,850   2,442,214
#   Miyoshi Oil & Fat Co., Ltd..........................   379,000     389,583
    Morinaga & Co., Ltd................................. 1,134,000   6,246,325
    Morinaga Milk Industry Co., Ltd..................... 1,134,000   5,174,491
    Morozoff, Ltd.......................................   154,000     549,936
    Nagatanien Holdings Co., Ltd........................   131,000   1,137,385
    Nakamuraya Co., Ltd.................................   184,000     717,088
    Natori Co., Ltd.....................................    28,800     416,791
    Nichimo Co., Ltd....................................   170,000     244,216
    Nichirei Corp....................................... 1,501,000  11,178,614
#   Nihon Chouzai Co., Ltd..............................    27,560   1,094,545
    Niitaka Co., Ltd....................................     2,060      21,930
    Nippon Beet Sugar Manufacturing Co., Ltd............   608,000   1,014,878
    Nippon Flour Mills Co., Ltd.........................   722,000   5,255,842
    Nippon Suisan Kaisha, Ltd........................... 1,480,200   7,740,996
    Nisshin Oillio Group, Ltd. (The)....................   679,000   2,838,211
#   Nissin Sugar Co., Ltd...............................    19,000     711,381
    Nitto Fuji Flour Milling Co., Ltd...................    64,000     198,599
    Noevir Holdings Co., Ltd............................    61,300   1,693,547
    Oenon Holdings, Inc.................................   307,000     533,294
#   OIE Sangyo Co., Ltd.................................    20,900     157,445
    Okuwa Co., Ltd......................................   117,000   1,050,270
    Olympic Group Corp..................................    63,100     318,270
    OUG Holdings, Inc...................................    29,000      57,579

                                     1992

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Prima Meat Packers, Ltd.............................   859,000 $  2,308,837
#   Qol Co., Ltd........................................    52,600      770,711
#   Riken Vitamin Co., Ltd..............................    74,100    2,382,192
    Rock Field Co., Ltd.................................    58,800    1,511,652
    Rokko Butter Co., Ltd...............................    45,600      587,627
#   S Foods, Inc........................................    75,562    1,536,671
    S&B Foods, Inc......................................       499       18,930
    Sakata Seed Corp....................................   182,600    4,459,514
    San-A Co., Ltd......................................    98,700    4,555,177
    Sapporo Holdings, Ltd............................... 1,981,000    8,834,402
#   Shoei Foods Corp....................................    45,700      563,011
    Showa Sangyo Co., Ltd...............................   514,000    2,016,168
    Sogo Medical Co., Ltd...............................    55,800    2,021,295
    ST Corp.............................................    80,200      743,788
    Starzen Co., Ltd....................................    36,600      986,257
    Takara Holdings, Inc................................   980,300    7,344,287
    Tobu Store Co., Ltd.................................   190,000      477,954
    Toho Co., Ltd.......................................    42,400      772,744
#   Tohto Suisan Co., Ltd...............................   173,000      267,034
    Torigoe Co., Ltd. (The).............................    80,300      469,319
    Toyo Sugar Refining Co., Ltd........................   157,000      137,051
    United Super Markets Holdings, Inc..................   248,100    2,280,751
#   UNY Group Holdings Co., Ltd......................... 1,468,300    9,406,957
    Valor Holdings Co., Ltd.............................   212,100    4,591,958
    Warabeya Nichiyo Co., Ltd...........................    83,460    1,747,541
#   Welcia Holdings Co., Ltd............................    10,000      539,928
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      393,585
    Yamatane Corp.......................................   520,000      759,935
#   Yamaya Corp.........................................    25,600      437,321
    Yaoko Co., Ltd......................................   102,800    4,305,792
#   Yokohama Reito Co., Ltd.............................   263,000    2,314,605
    Yomeishu Seizo Co., Ltd.............................    48,500      799,465
    Yonekyu Corp........................................    28,100      587,745
    Yuasa Funashoku Co., Ltd............................   121,000      338,793
    Yutaka Foods Corp...................................     6,000       94,031
                                                                   ------------
Total Consumer Staples..................................            248,678,001
                                                                   ------------
Energy -- (0.9%)
#   BP Castrol KK.......................................    57,400      550,048
*   Cosmo Energy Holdings Co., Ltd......................   345,500    3,809,440
    Fuji Kosan Co., Ltd.................................    33,100      118,509
    Fuji Oil Co., Ltd...................................   284,800      697,992
    Itochu Enex Co., Ltd................................   302,200    2,314,991
#   Japan Drilling Co., Ltd.............................    34,800      719,262
    Japan Oil Transportation Co., Ltd...................    84,000      166,869
    Japan Petroleum Exploration Co., Ltd................    19,200      498,733
    Mitsuuroko Group Holdings Co., Ltd..................   181,700      860,748
#   Modec, Inc..........................................   102,100    1,211,691
    Nippon Coke & Engineering Co., Ltd.................. 1,272,800      892,557
#   Nippon Gas Co., Ltd.................................   182,900    4,081,277
#   Sala Corp...........................................   124,900      674,782
    San-Ai Oil Co., Ltd.................................   310,000    2,403,967
#   Shinko Plantech Co., Ltd............................   237,200    1,863,824

                                     1993

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Energy -- (Continued)
    Sinanen Holdings Co., Ltd...........................   260,000 $   988,098
#   Toa Oil Co., Ltd....................................   415,000     458,764
    Toyo Kanetsu K.K....................................   568,000   1,184,835
                                                                   -----------
Total Energy............................................            23,496,387
                                                                   -----------
Financials -- (10.8%)
    77 Bank, Ltd. (The).................................   161,000     747,340
    Aichi Bank, Ltd. (The)..............................    51,700   2,479,457
    Airport Facilities Co., Ltd.........................   132,770     643,327
#   Aizawa Securities Co., Ltd..........................   154,900     882,891
    Akita Bank, Ltd. (The).............................. 1,079,400   3,199,546
    Anabuki Kosan, Inc..................................    22,000      45,247
*   Anicom Holdings, Inc................................     1,900      47,993
    Aomori Bank, Ltd. (The)............................. 1,186,000   3,515,706
#   Ardepro Co., Ltd....................................   270,700     264,382
    Asax Co., Ltd.......................................     1,700      19,900
    Ashikaga Holdings Co., Ltd..........................    91,900     310,292
    Awa Bank, Ltd. (The)................................ 1,173,000   6,467,246
    Bank of Iwate, Ltd. (The)...........................    99,400   3,883,190
    Bank of Kochi, Ltd. (The)...........................   279,000     288,532
#   Bank of Nagoya, Ltd. (The).......................... 1,007,297   3,490,775
    Bank of Okinawa, Ltd. (The).........................   110,800   3,961,707
    Bank of Saga, Ltd. (The)............................   802,000   1,659,049
    Bank of the Ryukyus, Ltd............................   227,380   2,931,918
    Chiba Kogyo Bank, Ltd. (The)........................   236,900   1,186,123
    Chukyo Bank, Ltd. (The).............................   682,000   1,227,632
    Daibiru Corp........................................   303,600   2,440,902
    Daiichi Commodities Co., Ltd........................    13,700      45,837
#   Daikyo, Inc......................................... 1,904,000   3,076,014
#   Daisan Bank, Ltd. (The).............................   855,000   1,167,749
    Daishi Bank, Ltd. (The)............................. 2,003,000   7,617,346
    Daito Bank, Ltd. (The)..............................   873,000   1,432,290
    DSB Co., Ltd........................................    55,800     445,013
    eGuarantee, Inc.....................................    10,800     226,066
#   Ehime Bank, Ltd. (The)..............................   938,000   1,899,403
    Eighteenth Bank, Ltd. (The)......................... 1,048,000   2,828,237
    FIDEA Holdings Co., Ltd.............................   874,800   1,754,464
    Financial Products Group Co., Ltd...................   409,700   3,262,664
    Fukui Bank, Ltd. (The).............................. 1,301,000   2,438,070
    Fukushima Bank, Ltd. (The).......................... 1,421,000   1,052,152
    Fuyo General Lease Co., Ltd.........................    81,700   4,016,400
#   GCA Savvian Corp....................................    89,900     824,518
    Goldcrest Co., Ltd..................................   101,790   1,712,045
    Grandy House Corp...................................    14,200      43,769
    Heiwa Real Estate Co., Ltd..........................   236,600   2,450,675
    Higashi-Nippon Bank, Ltd. (The).....................   869,000   2,474,789
    Hokkoku Bank, Ltd. (The)............................ 1,742,000   4,883,656
    Hokuetsu Bank, Ltd. (The)........................... 1,300,000   2,557,481
    Hyakugo Bank, Ltd. (The)............................ 1,491,609   6,292,028
    Hyakujushi Bank, Ltd. (The)......................... 1,509,000   4,882,120
    IBJ Leasing Co., Ltd................................    66,500   1,274,641
    Ichiyoshi Securities Co., Ltd.......................   227,800   2,120,011
    IwaiCosmo Holdings, Inc.............................   106,900   1,153,084

                                     1994

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Financials -- (Continued)
    J Trust Co., Ltd....................................    10,600 $    74,752
    Jaccs Co., Ltd......................................    17,000      57,335
    Jafco Co., Ltd......................................    92,700   3,007,173
#   Japan Property Management Center Co., Ltd...........    13,900     155,870
    Japan Securities Finance Co., Ltd...................    16,700      76,296
    Jimoto Holdings, Inc................................   508,400     764,692
    Juroku Bank, Ltd. (The)............................. 2,002,000   7,183,704
    kabu.com Securities Co., Ltd........................ 1,026,600   3,106,549
#   Kabuki-Za Co., Ltd..................................    36,000   1,496,028
    Kansai Urban Banking Corp...........................   149,200   1,559,761
    Keihanshin Building Co., Ltd........................   195,400   1,049,454
    Keiyo Bank, Ltd. (The).............................. 1,418,000   6,146,440
    Kenedix, Inc........................................ 1,201,100   4,880,106
    Kita-Nippon Bank, Ltd. (The)........................    49,506   1,305,102
    Kiyo Bank, Ltd. (The)...............................   371,490   4,786,858
#   Kyokuto Securities Co., Ltd.........................   125,600   1,440,082
*   Kyushu Financial Group, Inc......................... 1,705,420  10,637,798
#   Land Business Co., Ltd..............................    59,500     160,238
*   Leopalace21 Corp.................................... 1,960,700  10,859,528
    Marusan Securities Co., Ltd.........................   177,000   1,794,531
#   Michinoku Bank, Ltd. (The)..........................   840,000   1,380,056
    Mie Bank, Ltd. (The)................................   523,000   1,025,480
    Minato Bank, Ltd. (The)............................. 1,084,000   1,784,730
    Mito Securities Co., Ltd............................   338,500   1,148,342
    Miyazaki Bank, Ltd. (The)...........................   931,000   2,586,145
#   Monex Group, Inc.................................... 1,054,800   2,676,691
#   Money Partners Group Co., Ltd.......................    33,400     114,780
    MONEY SQUARE HOLDINGS, Inc..........................       900       9,823
    Musashino Bank, Ltd. (The)..........................   198,700   6,284,313
#   Nagano Bank, Ltd. (The).............................   512,000     800,268
    Nanto Bank, Ltd. (The).............................. 1,170,000   3,401,519
*   New Real Property K.K...............................    43,900          --
    Nihon M&A Center, Inc...............................   198,100   9,379,586
    Nishi-Nippon City Bank, Ltd. (The)..................   463,000   1,038,261
    Nisshin Fudosan Co..................................   186,100     614,177
    North Pacific Bank, Ltd............................. 2,025,300   6,217,587
#   OAK Capital Corp....................................    90,300     147,114
    Ogaki Kyoritsu Bank, Ltd. (The)..................... 1,857,000   6,507,187
#   Oita Bank, Ltd. (The)............................... 1,014,900   3,515,204
    Okasan Securities Group, Inc........................   186,000   1,036,242
    Open House Co., Ltd.................................   121,700   2,296,217
#   Pocket Card Co., Ltd................................    11,200      48,525
#   Raysum Co., Ltd.....................................    40,300     349,229
    Relo Holdings, Inc..................................    62,900   7,531,317
    Ricoh Leasing Co., Ltd..............................    96,900   3,024,120
#   SAMTY Co., Ltd......................................    76,900     754,734
    San-In Godo Bank, Ltd. (The)........................   957,000   6,909,942
    Sankyo Frontier Co., Ltd............................    10,000      70,027
    Sawada Holdings Co., Ltd............................   142,000   1,354,834
    Senshu Ikeda Holdings, Inc.......................... 1,365,700   5,583,023
    Shiga Bank, Ltd. (The).............................. 1,328,000   5,929,795
    Shikoku Bank, Ltd. (The)............................ 1,210,000   2,492,921
    Shimane Bank, Ltd. (The)............................    16,600     182,559

                                     1995

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Shimizu Bank, Ltd. (The)............................    48,000 $  1,129,872
    Shinoken Group Co., Ltd.............................    20,400      348,806
    Sparx Group Co., Ltd................................   573,900    1,180,181
    Star Mica Co., Ltd..................................     5,300       63,459
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,244,496
#   Sun Frontier Fudousan Co., Ltd......................   138,500    1,175,953
    Taiko Bank, Ltd. (The)..............................   207,000      393,840
#   Takagi Securities Co., Ltd..........................   224,000      311,674
    Takara Leben Co., Ltd...............................   552,800    2,842,040
    TOC Co., Ltd........................................   355,250    2,825,946
    Tochigi Bank, Ltd. (The)............................   705,000    3,352,801
    Toho Bank, Ltd. (The)............................... 1,313,200    4,443,416
    Tohoku Bank, Ltd. (The).............................   588,000      727,306
    Tokai Tokyo Financial Holdings, Inc.................   526,900    2,958,322
#   Tokyo Rakutenchi Co., Ltd...........................   207,000      840,244
#   Tokyo Theatres Co., Inc.............................   468,000      489,646
    Tokyo TY Financial Group, Inc.......................   150,338    4,609,037
    Tomato Bank, Ltd....................................   484,000      668,376
    TOMONY Holdings, Inc................................   913,950    3,142,688
#   Tosei Corp..........................................   201,700    1,243,716
    Tottori Bank, Ltd. (The)............................   353,000      587,987
    Towa Bank, Ltd. (The)............................... 2,036,000    1,596,291
    Toyo Securities Co., Ltd............................   389,000    1,186,734
    Tsukuba Bank, Ltd...................................   495,100    1,538,021
#   Unizo Holdings Co., Ltd.............................    69,100    2,545,192
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,298,000
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,583,613
    Zenkoku Hosho Co., Ltd..............................     1,600       50,145
                                                                   ------------
Total Financials........................................            298,738,524
                                                                   ------------
Health Care -- (4.6%)
    As One Corp.........................................    86,768    3,029,141
    Asahi Intecc Co., Ltd...............................   122,700    5,654,755
    ASKA Pharmaceutical Co., Ltd........................   131,300    1,307,401
    Biofermin Pharmaceutical Co., Ltd...................    10,500      342,496
    BML, Inc............................................    68,300    2,093,677
#   CMIC Holdings Co., Ltd..............................    70,000      831,037
    Create Medic Co., Ltd...............................    28,000      209,842
#   Daiken Medical Co., Ltd.............................    88,900      699,498
    Daito Pharmaceutical Co., Ltd.......................    65,780    1,592,386
    Eiken Chemical Co., Ltd.............................    73,500    1,549,025
    EPS Holdings, Inc...................................   164,600    1,793,690
    FALCO HOLDINGS Co., Ltd.............................    44,000      482,109
#   FINDEX, Inc.........................................    88,500      658,174
    Fuji Pharma Co., Ltd................................    41,500      780,479
    Fuso Pharmaceutical Industries, Ltd.................   415,000      940,375
#   Hogy Medical Co., Ltd...............................    71,000    3,508,202
    Iwaki & Co., Ltd....................................   154,000      255,228
#   Japan Medical Dynamic Marketing, Inc................   108,100      652,067
    Jeol, Ltd...........................................   483,000    2,732,769
    JMS Co., Ltd........................................   157,000      374,783
    Kawasumi Laboratories, Inc..........................    69,100      591,048
    Kissei Pharmaceutical Co., Ltd......................    59,100    1,350,644

                                     1996

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
Health Care -- (Continued)
    KYORIN Holdings, Inc................................ 276,100 $  5,111,896
    Mani, Inc........................................... 103,500    1,652,725
#   Message Co., Ltd....................................  84,600    2,453,167
    Mochida Pharmaceutical Co., Ltd.....................  78,399    6,063,183
    N Field Co., Ltd....................................     700        6,151
#   Nagaileben Co., Ltd.................................  51,200      817,662
    Nakanishi, Inc...................................... 115,300    4,504,650
    ND Software Co., Ltd................................   5,200       44,916
    Nichi-iko Pharmaceutical Co., Ltd................... 264,250    6,094,783
#   Nichii Gakkan Co.................................... 284,300    2,030,617
    Nihon Kohden Corp................................... 213,900    4,810,029
#   Nikkiso Co., Ltd.................................... 361,500    2,395,956
    Nippon Chemiphar Co., Ltd........................... 171,000      807,736
#   Nipro Corp.......................................... 702,100    6,981,120
    Nissui Pharmaceutical Co., Ltd......................  67,400      753,338
    Paramount Bed Holdings Co., Ltd..................... 114,200    3,938,167
    Rion Co., Ltd.......................................  42,300      676,678
    Rohto Pharmaceutical Co., Ltd....................... 499,200    9,319,548
    Seed Co., Ltd.......................................   8,200       90,934
    Ship Healthcare Holdings, Inc....................... 279,700    6,682,076
#   Shofu, Inc..........................................  35,700      393,763
    Software Service, Inc...............................  17,400      580,296
#   Taiko Pharmaceutical Co., Ltd.......................  55,700      672,779
    Techno Medica Co., Ltd..............................  25,700      552,455
#   Toho Holdings Co., Ltd.............................. 321,000    7,452,508
    Tokai Corp/Gifu.....................................  54,500    1,478,422
    Torii Pharmaceutical Co., Ltd.......................  65,500    1,485,112
#   Towa Pharmaceutical Co., Ltd........................  59,100    3,291,626
    Tsukui Corp......................................... 169,500    1,845,549
    Tsumura & Co........................................ 348,700    9,498,454
    Uchiyama Holdings Co., Ltd..........................  24,200      100,005
    Vital KSK Holdings, Inc............................. 193,400    1,463,432
    Wakamoto Pharmaceutical Co., Ltd.................... 107,000      234,988
    WIN-Partners Co., Ltd...............................   4,900       62,911
    ZERIA Pharmaceutical Co., Ltd....................... 100,699    1,181,359
                                                                 ------------
Total Health Care.......................................          126,957,817
                                                                 ------------
Industrials -- (25.3%)
#*  A&A Material Corp................................... 127,000       84,992
    Advan Co., Ltd...................................... 167,700    1,604,524
    Advanex, Inc........................................  22,099      309,051
    Aeon Delight Co., Ltd............................... 107,400    3,541,095
    Aica Kogyo Co., Ltd................................. 314,300    5,994,012
    Aichi Corp.......................................... 171,500    1,146,940
    Aida Engineering, Ltd............................... 317,900    2,896,794
    AIT Corp............................................  11,200      100,739
#   Alinco, Inc.........................................  62,600      560,192
    Alps Logistics Co., Ltd.............................  49,300      529,067
    Altech Corp.........................................  44,750      788,422
    Anest Iwata Corp.................................... 168,200    1,325,159
#*  Arrk Corp........................................... 422,400      332,165
    Asahi Diamond Industrial Co., Ltd................... 328,200    3,253,042
    Asahi Kogyosha Co., Ltd............................. 122,000      444,274

                                     1997

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
#   Asanuma Corp........................................   383,000 $  943,455
#*  Asia Growth Capital, Ltd............................   389,900    283,371
    Asunaro Aoki Construction Co., Ltd..................   142,800    880,497
    Bando Chemical Industries, Ltd......................   462,000  1,831,745
    Benefit One, Inc....................................    96,900  2,070,591
    Bunka Shutter Co., Ltd..............................   309,000  2,541,608
    Canare Electric Co., Ltd............................     2,300     33,523
    Career Design Center Co., Ltd.......................    28,800    292,365
    Central Glass Co., Ltd.............................. 1,214,000  6,516,737
    Central Security Patrols Co., Ltd...................    40,700    618,736
*   Chilled & Frozen Logistics Holdings Co., Ltd........    22,000    167,107
#   Chiyoda Corp........................................   309,000  2,263,408
    Chiyoda Integre Co., Ltd............................    73,700  1,861,268
    Chudenko Corp.......................................   110,500  2,383,725
    Chugai Ro Co., Ltd..................................   373,000    706,375
    CKD Corp............................................   341,900  3,204,010
#   COMSYS Holdings Corp................................   241,700  3,527,956
    Cosel Co., Ltd......................................   114,400    946,252
    CTI Engineering Co., Ltd............................    72,300    655,262
    Dai-Dan Co., Ltd....................................   155,000    966,771
    Daido Kogyo Co., Ltd................................   200,000    345,245
    Daifuku Co., Ltd....................................   579,400  9,674,555
    Daihatsu Diesel Manufacturing Co., Ltd..............    84,000    486,588
    Daihen Corp.........................................   620,000  3,268,322
    Daiho Corp..........................................   405,000  1,914,736
    Daiichi Jitsugyo Co., Ltd...........................   251,000  1,110,495
    Daiseki Co., Ltd....................................   209,463  3,249,490
    Daiseki Eco. Solution Co., Ltd......................    14,400    139,794
#   Daisue Construction Co., Ltd........................    33,700    252,402
    Daiwa Industries, Ltd...............................   173,000  1,270,417
#*  Danto Holdings Corp.................................   165,000    250,905
    Denyo Co., Ltd......................................    85,300  1,090,954
    DMW Corp............................................     4,800     71,485
#   Duskin Co., Ltd.....................................   222,400  3,962,540
    Ebara Corp..........................................   307,000  1,359,805
#   Ebara Jitsugyo Co., Ltd.............................    39,300    420,446
    Eidai Co., Ltd......................................   115,000    397,206
    en-japan, Inc.......................................    62,400  2,108,617
    Endo Lighting Corp..................................    60,200    544,370
#*  Enshu, Ltd..........................................   281,000    197,358
#   Freund Corp.........................................     9,900    151,701
#   Fudo Tetra Corp..................................... 1,040,800  1,141,388
    Fuji Machine Manufacturing Co., Ltd.................     5,000     48,180
    Fujikura, Ltd....................................... 1,935,000  9,478,432
#*  Fujisash Co., Ltd...................................   436,500    345,251
    Fujitec Co., Ltd....................................   436,800  4,118,995
    Fukuda Corp.........................................   395,000  3,435,973
    Fukushima Industries Corp...........................    78,100  1,696,293
#   Fukuyama Transporting Co., Ltd......................   751,400  3,700,374
#   FULLCAST Holdings Co., Ltd..........................    73,900    409,329
    Funai Soken Holdings, Inc...........................   140,760  1,785,088
    Furukawa Co., Ltd................................... 1,665,000  2,955,564
    Furukawa Electric Co., Ltd.......................... 4,628,000  9,522,204

                                     1998

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Furusato Industries, Ltd............................    52,000 $  777,805
#   Futaba Corp.........................................   125,100  1,586,196
    Gecoss Corp.........................................   104,400    811,196
    Giken, Ltd..........................................     2,400     37,197
    Glory, Ltd..........................................   268,900  8,599,069
    GS Yuasa Corp....................................... 1,210,000  4,230,191
    Hamakyorex Co., Ltd.................................    84,400  1,452,229
    Hanwa Co., Ltd...................................... 1,221,000  5,126,353
#   Harmonic Drive Systems, Inc.........................   150,100  3,044,328
    Hazama Ando Corp.................................... 1,082,400  5,274,821
    Hibiya Engineering, Ltd.............................   117,500  1,498,237
    Hirakawa Hewtech Corp...............................       900     13,388
#   Hisaka Works, Ltd...................................   100,200    708,799
#   Hitachi Koki Co., Ltd...............................   311,600  1,974,340
    Hitachi Transport System, Ltd.......................   278,000  4,529,826
    Hitachi Zosen Corp..................................   991,379  5,047,418
    Hito Communications, Inc............................     3,800     56,832
    Hokuetsu Industries Co., Ltd........................   105,900    673,563
#   Hokuriku Electrical Construction Co., Ltd...........    23,000    177,803
    Hosokawa Micron Corp................................   176,000    821,159
    Howa Machinery, Ltd.................................    72,100    349,692
    Ichiken Co., Ltd....................................   143,000    462,060
    Ichinen Holdings Co., Ltd...........................   114,200  1,008,479
    Idec Corp...........................................   158,800  1,437,222
#   Iino Kaiun Kaisha, Ltd..............................   521,100  1,926,673
    Inaba Denki Sangyo Co., Ltd.........................   138,700  4,325,940
#   Inaba Seisakusho Co., Ltd...........................    49,700    500,383
    Inabata & Co., Ltd..................................   296,300  2,844,616
#   Inui Global Logistics Co., Ltd......................    71,880    570,387
#   Iseki & Co., Ltd.................................... 1,110,000  1,519,637
    Ishii Iron Works Co., Ltd...........................   110,000    163,840
    Itoki Corp..........................................   213,800  1,447,262
    Iwasaki Electric Co., Ltd...........................   372,000    656,630
#   Iwatani Corp........................................ 1,087,000  5,594,293
    JAC Recruitment Co., Ltd............................     9,500     78,772
#   Jalux, Inc..........................................    33,200    629,746
#   Jamco Corp..........................................    68,400  1,572,131
    Japan Foundation Engineering Co., Ltd...............   119,500    460,999
    Japan Pulp & Paper Co., Ltd.........................   465,000  1,284,227
    Japan Steel Works, Ltd. (The)....................... 1,992,000  6,359,427
    Japan Transcity Corp................................   242,000    782,503
    JK Holdings Co., Ltd................................    89,940    363,530
#   Juki Corp...........................................   183,600  1,475,785
    Kamei Corp..........................................   148,700  1,388,163
    Kanaden Corp........................................   110,600    825,369
    Kanagawa Chuo Kotsu Co., Ltd........................   190,000  1,147,076
#   Kanamoto Co., Ltd...................................   171,600  4,199,049
    Kandenko Co., Ltd...................................   626,000  3,815,106
    Kanematsu Corp...................................... 2,395,625  3,815,954
#   Katakura Industries Co., Ltd........................   136,100  1,325,923
    Kato Works Co., Ltd.................................   309,000  1,155,679
#   KAWADA TECHNOLOGIES, Inc............................    53,700  1,586,684
    Kawasaki Kinkai Kisen Kaisha, Ltd...................    96,000    276,911

                                     1999

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.......................... 2,829,000 $5,078,724
    Keihin Co., Ltd.....................................   249,000    350,771
#*  KI Holdings Co., Ltd................................    88,000    299,100
#   Kimura Chemical Plants Co., Ltd.....................    39,900    132,309
    King Jim Co., Ltd...................................    13,000     83,833
#*  Kinki Sharyo Co., Ltd. (The)........................   153,000    451,168
    Kintetsu World Express, Inc.........................   155,600  2,547,391
    Kitagawa Iron Works Co., Ltd........................   496,000    926,123
    Kitano Construction Corp............................   259,000    640,506
#   Kito Corp...........................................   108,500    882,352
    Kitz Corp...........................................   543,500  2,432,291
*   Kobe Electric Railway Co., Ltd......................    29,000     86,612
    Kobelco Eco-Solutions Co., Ltd......................    97,000    365,731
    Koike Sanso Kogyo Co., Ltd..........................   145,000    368,519
#   Kokusai Co., Ltd....................................    40,400    509,426
    Kokuyo Co., Ltd.....................................   525,125  5,636,226
#   KOMAIHALTEC, Inc....................................   227,000    438,688
    Komatsu Wall Industry Co., Ltd......................    40,000    620,856
    Komori Corp.........................................   348,700  3,932,794
    Kondotec, Inc.......................................   124,000    776,127
    Konoike Transport Co., Ltd..........................    70,600    878,725
    Kosaido Co., Ltd....................................   248,600    801,879
    KRS Corp............................................    36,200    777,828
#   Kumagai Gumi Co., Ltd............................... 1,756,000  5,191,710
#   Kuroda Electric Co., Ltd............................   219,100  3,540,240
    Kyodo Printing Co., Ltd.............................   506,000  1,334,284
    Kyokuto Boeki Kaisha, Ltd...........................    58,000    116,440
    Kyokuto Kaihatsu Kogyo Co., Ltd.....................   185,700  1,832,641
    Kyoritsu Printing Co., Ltd..........................   105,300    262,617
    Kyowa Exeo Corp.....................................   481,800  4,958,702
#   Kyudenko Corp.......................................   219,000  4,366,092
#   Link And Motivation, Inc............................   251,400    241,809
    Lonseal Corp........................................   116,000    143,775
#   Maeda Corp..........................................   821,000  5,071,763
#   Maeda Kosen Co., Ltd................................   102,300    978,904
    Maeda Road Construction Co., Ltd....................   387,000  6,052,785
    Maezawa Industries, Inc.............................    35,700     91,816
    Maezawa Kasei Industries Co., Ltd...................    45,600    393,163
    Maezawa Kyuso Industries Co., Ltd...................    48,200    568,870
    Makino Milling Machine Co., Ltd.....................   655,000  4,309,280
    Marubeni Construction Material Lease Co., Ltd.......    75,000    125,954
#   Marufuji Sheet Piling Co., Ltd......................    58,000    117,972
    Maruka Machinery Co., Ltd...........................    32,200    396,204
    Maruyama Manufacturing Co., Inc.....................   230,000    359,062
    Maruzen Co., Ltd....................................    46,000    366,426
    Maruzen Showa Unyu Co., Ltd.........................   300,000  1,047,626
    Matsuda Sangyo Co., Ltd.............................    81,082    950,794
    Matsui Construction Co., Ltd........................   124,600    696,510
    Max Co., Ltd........................................   191,000  1,915,614
    Meidensha Corp...................................... 1,171,050  4,540,844
    Meiji Shipping Co., Ltd.............................   111,000    386,848
#   Meisei Industrial Co., Ltd..........................   251,000    936,780
    Meitec Corp.........................................   181,300  6,111,230

                                     2000

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Meiwa Corp..........................................   158,000 $   514,405
    Mesco, Inc..........................................    22,000     158,974
    Mirait Holdings Corp................................   374,085   2,914,139
    Mitani Corp.........................................    68,200   1,730,552
    Mitsubishi Kakoki Kaisha, Ltd.......................    49,000      87,170
    Mitsubishi Logistics Corp...........................    26,000     356,512
    Mitsubishi Nichiyu Forklift Co., Ltd................   159,600     636,016
    Mitsubishi Pencil Co., Ltd..........................    95,800   4,407,780
    Mitsuboshi Belting, Ltd.............................   328,000   2,423,995
    Mitsui Engineering & Shipbuilding Co., Ltd.......... 5,109,000   7,117,832
    Mitsui Matsushima Co., Ltd..........................   847,000     882,093
    Mitsui-Soko Holdings Co., Ltd.......................   626,000   1,717,362
    Mitsumura Printing Co., Ltd.........................    93,000     179,863
#   Miyaji Engineering Group, Inc.......................   332,175     490,602
    Morita Holdings Corp................................   227,700   2,309,088
#   NAC Co., Ltd........................................    58,900     442,452
#   Nachi-Fujikoshi Corp................................ 1,025,000   3,934,499
    Nagase & Co., Ltd...................................   374,900   4,490,511
    Nakabayashi Co., Ltd................................   211,000     476,633
    Nakano Corp.........................................    14,800      81,950
    Namura Shipbuilding Co., Ltd........................   217,228   1,586,814
    Narasaki Sangyo Co., Ltd............................   103,000     213,945
    NDS Co., Ltd........................................   241,000     605,857
    NEC Capital Solutions, Ltd..........................    43,800     623,356
    Nichias Corp........................................   581,000   3,561,109
    Nichiban Co., Ltd...................................   119,000     595,451
    Nichiden Corp.......................................    22,600     535,049
    Nichiha Corp........................................   143,680   2,078,084
    Nichireki Co., Ltd..................................   148,000   1,121,129
#   Nihon Flush Co., Ltd................................     3,600      32,928
    Nihon Trim Co., Ltd.................................    18,200     628,200
    Nikkato Corp........................................       700       2,311
    Nikko Co., Ltd......................................   155,000     474,694
    Nikkon Holdings Co., Ltd............................   356,800   6,442,280
    Nippo Corp..........................................   142,000   2,109,250
    Nippon Air Conditioning Services Co., Ltd...........    14,900     153,344
#   Nippon Carbon Co., Ltd..............................   648,000   1,281,367
    Nippon Densetsu Kogyo Co., Ltd......................   227,300   4,418,254
    Nippon Filcon Co., Ltd..............................    70,900     269,301
    Nippon Hume Corp....................................   129,400     712,163
    Nippon Kanzai Co., Ltd..............................    84,800   1,302,670
    Nippon Koei Co., Ltd................................   390,000   1,381,313
#   Nippon Parking Development Co., Ltd................. 1,197,800   1,213,156
    Nippon Rietec Co., Ltd..............................     7,000      50,538
    Nippon Road Co., Ltd. (The).........................   384,000   1,791,371
    Nippon Seisen Co., Ltd..............................   100,000     409,172
#*  Nippon Sharyo, Ltd..................................   422,000     842,299
#*  Nippon Sheet Glass Co., Ltd......................... 5,848,000   4,313,150
    Nippon Steel & Sumikin Bussan Corp..................   955,599   3,104,973
    Nippon Thompson Co., Ltd............................   410,000   1,642,484
    Nippon Tungsten Co., Ltd............................    62,000      89,321
#   Nishi-Nippon Railroad Co., Ltd...................... 1,852,000  11,580,163
    Nishimatsu Construction Co., Ltd.................... 1,794,000   6,494,165

                                     2001

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Nishio Rent All Co., Ltd............................    92,500 $2,402,601
#   Nissei ASB Machine Co., Ltd.........................    46,700    783,845
    Nissei Corp.........................................    37,900    296,315
    Nissei Plastic Industrial Co., Ltd..................   184,500  1,351,035
#   Nissha Printing Co., Ltd............................   157,500  2,841,735
    Nisshinbo Holdings, Inc.............................   870,500  8,764,614
    Nissin Corp.........................................   399,000  1,152,997
    Nissin Electric Co., Ltd............................   279,000  2,515,301
    Nitta Corp..........................................   101,900  2,594,985
    Nitto Boseki Co., Ltd...............................   898,000  2,706,382
    Nitto Kogyo Corp....................................   159,700  2,644,626
    Nitto Kohki Co., Ltd................................    68,500  1,303,614
    Nitto Seiko Co., Ltd................................   149,000    362,388
#   Nittoc Construction Co., Ltd........................    96,800    367,432
#   Nittoku Engineering Co., Ltd........................    80,900    709,837
    NJS Co., Ltd........................................    30,200    330,883
    Noda Corp...........................................   153,600    466,418
#   Nomura Co., Ltd.....................................   216,500  2,835,293
    Noritake Co., Ltd...................................   642,000  1,378,119
    Noritz Corp.........................................   172,400  2,668,787
    NS United Kaiun Kaisha, Ltd.........................   599,000    912,428
    NTN Corp............................................    22,000     83,710
    Obara Group, Inc....................................    77,700  2,686,296
#   Obayashi Road Corp..................................   166,300  1,050,479
#   Odelic Co., Ltd.....................................    17,900    559,299
    Oiles Corp..........................................   151,350  2,243,318
    Okabe Co., Ltd......................................   242,100  1,750,725
    Okamoto Machine Tool Works, Ltd.....................   205,000    238,736
#   Okamura Corp........................................   381,900  3,470,919
#   OKK Corp............................................   425,000    449,124
#   OKUMA Corp..........................................   722,000  5,497,608
    Okumura Corp........................................   999,400  5,257,635
    Onoken Co., Ltd.....................................    84,600    766,205
    Organo Corp.........................................   228,000    856,753
#   OSG Corp............................................   444,300  7,383,988
#   Outsourcing, Inc....................................    54,600  1,527,552
    Oyo Corp............................................    93,700    919,114
#   Pasco Corp..........................................   124,000    506,457
    Pasona Group, Inc...................................   126,800    823,527
    Penta-Ocean Construction Co., Ltd................... 1,684,400  6,746,229
    Pilot Corp..........................................   188,800  7,149,202
    Prestige International, Inc.........................   109,700  1,071,200
    Pronexus, Inc.......................................   126,400  1,044,735
#   PS Mitsubishi Construction Co., Ltd.................   137,300    422,878
    Quick Co., Ltd......................................     7,200     55,229
    Raito Kogyo Co., Ltd................................   300,900  2,631,810
    Rheon Automatic Machinery Co., Ltd..................    95,000    603,273
    Ryobi, Ltd..........................................   779,200  3,210,142
    Sakai Heavy Industries, Ltd.........................   237,000    390,425
#   Sakai Moving Service Co., Ltd.......................    45,600  1,090,784
    Sanki Engineering Co., Ltd..........................   297,600  2,425,312
    Sanko Metal Industrial Co., Ltd.....................   136,000    275,320
#   Sankyo Tateyama, Inc................................   166,200  1,994,974

                                     2002

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Sankyu, Inc......................................... 1,540,000 $7,584,581
    Sanoyas Holdings Corp...............................    40,600     77,616
    Sanwa Holdings Corp................................. 1,232,600  8,738,516
    Sanyo Denki Co., Ltd................................   254,000  1,318,570
    Sanyo Engineering & Construction, Inc...............    48,000    209,436
    Sanyo Industries, Ltd...............................    99,000    137,519
    Sanyo Trading Co., Ltd..............................       900      9,849
#   Sata Construction Co., Ltd..........................    85,399    291,026
    Sato Holdings Corp..................................   136,500  2,825,647
    Sato Shoji Corp.....................................    66,800    393,733
#   SBS Holdings, Inc...................................    90,700    633,461
    Secom Joshinetsu Co., Ltd...........................    32,900    985,637
#   Seibu Electric Industry Co., Ltd....................    70,000    247,314
    Seika Corp..........................................   313,000    736,121
    Seikitokyu Kogyo Co., Ltd...........................   178,300    828,675
    Seino Holdings Co., Ltd.............................   120,600  1,313,712
    Sekisui Jushi Corp..................................   176,700  2,128,459
#   Senko Co., Ltd......................................   547,000  3,506,198
    Senshu Electric Co., Ltd............................    35,100    469,939
    Shibusawa Warehouse Co., Ltd. (The).................   263,000    655,249
    Shibuya Corp........................................    89,100  1,111,955
#   Shima Seiki Manufacturing, Ltd......................   161,400  2,500,402
    Shin Nippon Air Technologies Co., Ltd...............    86,280    718,762
    Shin-Keisei Electric Railway Co., Ltd...............   177,000    625,704
    Shinmaywa Industries, Ltd...........................   537,000  4,337,579
    Shinnihon Corp......................................   186,700    903,324
    Shinsho Corp........................................   279,000    514,881
    Shinwa Co., Ltd.....................................    16,900    208,947
#*  Shoko Co., Ltd......................................   266,000    175,067
    Showa Aircraft Industry Co., Ltd....................    15,837    151,477
    Sinfonia Technology Co., Ltd........................   632,000    910,441
#   Sinko Industries, Ltd...............................   110,700  1,442,159
    Sintokogio, Ltd.....................................   265,000  1,993,184
    Soda Nikka Co., Ltd.................................    67,000    280,804
    Sodick Co., Ltd.....................................   191,900  1,261,239
    Space Co., Ltd......................................    61,920    627,962
#   Srg Takamiya Co., Ltd...............................   106,300    362,524
#   Star Micronics Co., Ltd.............................   221,700  2,425,904
#   Subaru Enterprise Co., Ltd..........................    55,000    191,940
    Sugimoto & Co., Ltd.................................    30,500    328,385
    Sumitomo Densetsu Co., Ltd..........................   104,400  1,259,161
#   Sumitomo Mitsui Construction Co., Ltd............... 4,537,800  3,744,366
    Sumitomo Precision Products Co., Ltd................   189,000    618,025
    Sumitomo Warehouse Co., Ltd. (The)..................   819,000  4,220,776
#*  SWCC Showa Holdings Co., Ltd........................ 1,562,000    808,676
    Tadano, Ltd.........................................   281,000  2,823,686
    Taihei Dengyo Kaisha, Ltd...........................   162,000  1,688,204
#   Taiheiyo Kouhatsu, Inc..............................   407,000    268,294
    Taikisha, Ltd.......................................   147,000  3,148,092
    Takamatsu Construction Group Co., Ltd...............    80,000  1,526,636
#   Takano Co., Ltd.....................................    49,400    265,945
    Takaoka Toko Co., Ltd...............................    43,520    509,162
    Takara Printing Co., Ltd............................    34,055    373,279

                                     2003

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Takara Standard Co., Ltd............................   507,000 $3,588,024
    Takasago Thermal Engineering Co., Ltd...............   319,500  4,269,094
    Takashima & Co., Ltd................................   225,000    363,794
#   Takeei Corp.........................................   119,500    908,857
    Takeuchi Manufacturing Co., Ltd.....................   205,200  3,205,771
#   Takigami Steel Construction Co., Ltd. (The).........    50,000    224,091
    Takisawa Machine Tool Co., Ltd......................   368,000    418,369
    Takuma Co., Ltd.....................................   414,000  3,207,392
#   Tanseisha Co., Ltd..................................   162,449  1,036,543
    Tatsuta Electric Wire and Cable Co., Ltd............   257,400    869,974
    TECHNO ASSOCIE Co., Ltd.............................    56,800    492,750
    Techno Ryowa, Ltd...................................    69,390    394,344
    Teikoku Electric Manufacturing Co., Ltd.............    89,400    654,002
    Teikoku Sen-I Co., Ltd..............................   102,100  1,097,400
#   Tekken Corp.........................................   234,000    565,342
    Teraoka Seisakusho Co., Ltd.........................    53,600    178,238
    Toa Corp............................................ 1,103,000  2,867,648
    TOA ROAD Corp.......................................   266,000    901,524
#*  Tobishima Corp...................................... 1,073,200  1,618,073
    Tocalo Co., Ltd.....................................    82,300  1,574,022
    Toda Corp........................................... 1,179,000  5,691,140
    Toenec Corp.........................................   212,000  1,351,990
    Togami Electric Manufacturing Co., Ltd..............    14,000     63,235
#   TOKAI Holdings Corp.................................   528,400  2,473,909
    Tokai Lease Co., Ltd................................   154,000    279,756
    Tokyo Energy & Systems, Inc.........................   139,000  1,143,324
    Tokyo Keiki, Inc....................................   354,000    604,673
*   Tokyo Kikai Seisakusho, Ltd.........................   256,000     87,418
    Tokyo Sangyo Co., Ltd...............................    81,000    312,911
    Tokyu Construction Co., Ltd.........................    17,000    114,676
    Toli Corp...........................................   261,000    683,699
    Tomoe Corp..........................................   152,000    412,631
#   Tomoe Engineering Co., Ltd..........................    37,200    458,973
    Tonami Holdings Co., Ltd............................   308,000    856,112
    Toppan Forms Co., Ltd...............................   298,500  3,586,223
#   Torishima Pump Manufacturing Co., Ltd...............   117,100    891,309
    Toshiba Machine Co., Ltd............................   663,000  2,027,981
#   Toshiba Plant Systems & Services Corp...............   262,650  3,068,804
#   Tosho Printing Co., Ltd.............................   227,000    954,635
    Totetsu Kogyo Co., Ltd..............................   145,100  3,514,094
    Toyo Construction Co., Ltd..........................   377,100  1,682,140
#   Toyo Denki Seizo K.K................................   207,000    600,869
#*  Toyo Engineering Corp...............................   689,400  1,709,615
    Toyo Machinery & Metal Co., Ltd.....................    87,400    286,389
    Toyo Tanso Co., Ltd.................................    67,000    934,889
#   Toyo Wharf & Warehouse Co., Ltd.....................   340,000    490,805
    Trancom Co., Ltd....................................    42,000  2,508,844
    Trinity Industrial Corp.............................    19,000     72,749
    Trusco Nakayama Corp................................   112,700  4,014,338
    Trust Tech, Inc.....................................    22,800    478,074
    Tsubakimoto Chain Co................................   845,700  6,008,922
    Tsubakimoto Kogyo Co., Ltd..........................   117,000    295,083
#*  Tsudakoma Corp......................................   294,000    278,081

                                     2004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Tsugami Corp........................................   395,000 $  1,452,748
    Tsukishima Kikai Co., Ltd...........................   130,700    1,209,927
    Tsurumi Manufacturing Co., Ltd......................    92,200    1,393,403
    TTK Co., Ltd........................................    62,000      237,138
    Uchida Yoko Co., Ltd................................   297,000    1,084,118
#   Ueki Corp...........................................   348,000      715,165
#   Union Tool Co.......................................    49,200    1,209,126
    Ushio, Inc..........................................   409,500    5,323,727
    Utoc Corp...........................................    98,700      318,680
#   Wakachiku Construction Co., Ltd..................... 1,052,000    1,154,414
    Wakita & Co., Ltd...................................   219,800    1,645,005
    WDB Holdings Co., Ltd...............................    10,000       84,224
    Weathernews, Inc....................................    27,800      926,423
    World Holdings Co., Ltd.............................     4,300       49,150
#   Yahagi Construction Co., Ltd........................   159,400      997,715
    YAMABIKO Corp.......................................   184,328    1,310,121
    Yamato Corp.........................................    82,000      343,222
    Yamaura Corp........................................    16,200       59,295
    Yamazen Corp........................................   296,900    2,475,367
    Yasuda Logistics Corp...............................    94,300      626,150
    Yokogawa Bridge Holdings Corp.......................   177,600    1,602,009
    Yondenko Corp.......................................   128,800      414,917
    Yuasa Trading Co., Ltd..............................   105,000    2,364,007
    Yuken Kogyo Co., Ltd................................   196,000      386,769
#   Yumeshin Holdings Co., Ltd..........................   154,700      747,315
    Yurtec Corp.........................................   249,000    1,903,983
    Yusen Logistics Co., Ltd............................   109,500    1,298,274
    Yushin Precision Equipment Co., Ltd.................     1,600       25,642
#   Zuiko Corp..........................................    18,300      629,979
                                                                   ------------
Total Industrials.......................................            700,089,802
                                                                   ------------
Information Technology -- (10.4%)
#   A&D Co., Ltd........................................   113,900      378,957
#   Advantest Corp......................................   341,400    3,177,005
    Ai Holdings Corp....................................   247,200    6,038,464
    Aichi Tokei Denki Co., Ltd..........................   187,000      488,141
#   Aiphone Co., Ltd....................................    71,900    1,173,657
#*  Allied Telesis Holdings K.K.........................   386,300      144,716
    Alpha Systems, Inc..................................    32,560      491,191
    Amano Corp..........................................   374,300    4,938,223
    Anritsu Corp........................................   857,300    5,312,382
    AOI Electronics Co., Ltd............................    26,900      626,468
    Argo Graphics, Inc..................................    22,600      334,851
    Arisawa Manufacturing Co., Ltd......................   192,200    1,111,030
    Asahi Net, Inc......................................    59,600      256,988
#   Ateam, Inc..........................................     1,700       24,217
    Axell Corp..........................................    44,900      375,260
    Azbil Corp..........................................   182,300    4,229,085
    Broadband Tower, Inc................................    31,400       47,580
    Broadleaf Co., Ltd..................................   118,700    1,098,026
    CAC Holdings Corp...................................    50,500      375,102
    Canon Electronics, Inc..............................   132,000    1,918,240
    Capcom Co., Ltd.....................................   294,600    6,528,723

                                     2005

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Information Technology -- (Continued)
    Chino Corp..........................................    35,900 $  313,006
#   CMK Corp............................................   260,100    692,492
    Computer Engineering & Consulting, Ltd..............    74,200    774,599
    CONEXIO Corp........................................   114,700  1,022,206
#*  COOKPAD, Inc........................................   287,400  3,762,355
    Cresco., Ltd........................................    26,500    407,165
#   CROOZ, Inc..........................................    32,400    695,411
    Dai-ichi Seiko Co., Ltd.............................    55,600    672,027
#*  Daishinku Corp......................................   188,000    314,128
#   Daito Electron Co., Ltd.............................     5,900     33,070
    Daiwabo Holdings Co., Ltd........................... 1,186,000  2,222,782
    Denki Kogyo Co., Ltd................................   251,000  1,013,462
    Densan System Co., Ltd..............................       800     11,450
    Digital Arts, Inc...................................    12,700    229,720
    Digital Garage, Inc.................................    14,000    235,182
    DKK-Toa Corp........................................    38,200    153,167
    DTS Corp............................................   122,000  2,535,979
    Eizo Corp...........................................   104,200  2,484,286
    Elecom Co., Ltd.....................................   101,400  1,243,754
    Elematec Corp.......................................    52,271  1,044,860
    EM Systems Co., Ltd.................................    18,500    378,646
    Enplas Corp.........................................    57,000  1,998,751
    ESPEC Corp..........................................    98,400  1,195,941
#   Excel Co., Ltd......................................    49,300    598,522
#   F@N Communications, Inc.............................   194,900  1,234,692
    Faith, Inc..........................................    27,910    286,392
#*  FDK Corp............................................   552,000    466,379
    Ferrotec Corp.......................................   174,000  1,879,524
    Fuji Soft, Inc......................................   116,600  2,626,460
    Fujitsu Frontech, Ltd...............................    75,300    829,872
    Furuno Electric Co., Ltd............................   137,500    912,844
    Furuya Metal Co., Ltd...............................    11,800    141,799
    Future Architect, Inc...............................   129,200    848,868
    GMO internet, Inc...................................   401,700  4,977,371
#   GMO Payment Gateway, Inc............................    98,500  5,121,027
#   Gree, Inc...........................................   672,200  2,964,026
    Gurunavi, Inc.......................................   172,800  3,485,681
    Hakuto Co., Ltd.....................................    80,700    770,119
    Hioki EE Corp.......................................    45,700    841,364
    Hitachi Kokusai Electric, Inc.......................   332,500  4,003,460
#   Hochiki Corp........................................   140,000  1,188,407
    Hokuriku Electric Industry Co., Ltd.................   482,000    588,786
    Horiba, Ltd.........................................   212,650  7,569,715
    Hosiden Corp........................................   257,000  1,223,763
    I-Net Corp..........................................    53,900    508,018
#   Ibiden Co., Ltd.....................................   220,400  3,104,677
    Icom, Inc...........................................    46,600    823,725
#   Ikegami Tsushinki Co., Ltd..........................   309,000    385,966
    Imagica Robot Holdings, Inc.........................    53,800    198,387
    Ines Corp...........................................   183,900  1,772,683
    Infocom Corp........................................    80,400  1,071,623
    Information Services International-Dentsu, Ltd......    75,900  1,520,909
    Innotech Corp.......................................    93,000    385,964

                                     2006

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
Information Technology -- (Continued)
#   Internet Initiative Japan, Inc...................... 191,600 $ 3,624,149
#   Iriso Electronics Co., Ltd..........................  50,500   2,425,465
    IT Holdings Corp.................................... 505,101  11,146,028
    Itfor, Inc..........................................  56,300     270,721
*   Iwatsu Electric Co., Ltd............................ 500,000     299,998
    Japan Aviation Electronics Industry, Ltd............ 113,000   1,143,805
    Japan Digital Laboratory Co., Ltd...................  93,600   1,245,659
#*  Japan Display, Inc.................................. 707,500   1,636,901
#   Japan Material Co., Ltd.............................  13,700     262,271
#   Japan Radio Co., Ltd................................ 326,000     892,158
#   Jastec Co., Ltd.....................................  37,800     307,226
#   JBCC Holdings, Inc..................................  87,500     501,441
    Justsystems Corp.................................... 160,600   1,179,742
    Kaga Electronics Co., Ltd........................... 105,100   1,315,280
    Kanematsu Electronics, Ltd..........................  72,000   1,221,018
#*  KLab, Inc........................................... 191,400   1,188,079
    Koa Corp............................................ 194,100   1,509,998
    Kyoden Co., Ltd.....................................   1,300       2,099
#   Kyoei Sangyo Co., Ltd...............................  97,000     119,543
    Kyosan Electric Manufacturing Co., Ltd.............. 279,000     790,401
    Kyowa Electronic Instruments Co., Ltd............... 135,100     414,723
#   LAC Co., Ltd........................................  82,700   1,021,239
    Lasertec Corp.......................................  43,300     412,768
*   Macnica Fuji Electronics Holdings, Inc.............. 126,550   1,560,446
    Mamezou Holdings Co., Ltd...........................   6,800      38,674
    Marubun Corp........................................  95,700     654,288
    Maruwa Co., Ltd.....................................  52,300   1,137,954
#   Marvelous, Inc...................................... 196,300   1,420,896
#   Megachips Corp...................................... 107,400     933,921
*   Meiko Electronics Co., Ltd.......................... 111,800     268,421
    Melco Holdings, Inc.................................  75,500   1,322,076
#   Micronics Japan Co., Ltd............................ 167,000   1,570,540
    Mimasu Semiconductor Industry Co., Ltd..............  92,281     803,006
    Miraial Co., Ltd....................................  29,800     232,110
    Miroku Jyoho Service Co., Ltd.......................  96,700     706,449
    Mitsubishi Research Institute, Inc..................  32,600     973,634
    Mitsui High-Tec, Inc................................ 139,000     711,424
#   Mitsumi Electric Co., Ltd........................... 405,400   1,928,403
    MTI, Ltd............................................ 168,800   1,033,242
    Mutoh Holdings Co., Ltd............................. 126,000     260,788
    Nagano Keiki Co., Ltd...............................   5,500      30,487
#   Nakayo, Inc......................................... 390,000   1,120,049
    NEC Networks & System Integration Corp.............. 136,600   2,260,436
    NET One Systems Co., Ltd............................ 525,900   2,959,505
*   New Japan Radio Co., Ltd............................  96,000     367,718
#   Nexyz Corp..........................................  13,500      81,176
    Nichicon Corp....................................... 324,600   2,226,312
    NIFTY Corp..........................................  46,100     425,520
#   Nihon Dempa Kogyo Co., Ltd.......................... 102,700     621,922
#   Nihon Unisys, Ltd................................... 346,175   3,693,522
#   Nippon Ceramic Co., Ltd.............................  62,200     948,201
#   Nippon Chemi-Con Corp............................... 950,000   1,472,724
#   Nippon Kodoshi Corp.................................  25,000     196,671

                                     2007

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Information Technology -- (Continued)
    Nippon Signal Co., Ltd..............................   310,600 $2,982,291
    Nippon Systemware Co., Ltd..........................    29,400    221,183
    Nohmi Bosai, Ltd....................................   132,600  1,541,949
    Noritsu Koki Co., Ltd...............................    76,800    349,358
    NS Solutions Corp...................................   131,800  2,988,136
#   NSD Co., Ltd........................................   155,080  2,254,581
    Nuflare Technology, Inc.............................    18,500    899,298
#   Ohara, Inc..........................................    47,600    221,910
#   Oizumi Corp.........................................    28,500    145,101
    Okaya Electric Industries Co., Ltd..................    73,000    239,738
#   Oki Electric Industry Co., Ltd...................... 4,751,000  5,298,151
#   ONO Sokki Co., Ltd..................................    58,400    364,343
#   Optex Co., Ltd......................................    63,900  1,608,607
#   Origin Electric Co., Ltd............................   173,000    419,438
#   Osaki Electric Co., Ltd.............................   168,000    848,038
    Panasonic Industrial Devices SUNX Co., Ltd..........   111,600    579,613
    PCA Corp............................................     2,500     30,647
    Poletowin Pitcrew Holdings, Inc.....................    18,300    161,073
    Riken Keiki Co., Ltd................................    76,100    764,109
    Riso Kagaku Corp....................................   179,500  2,479,718
    Roland DG Corp......................................    49,900    989,707
    Ryoden Trading Co., Ltd.............................   174,000  1,082,513
    Ryosan Co., Ltd.....................................   184,300  4,991,729
    Ryoyo Electro Corp..................................   104,300  1,033,668
#   Sanken Electric Co., Ltd............................   673,000  2,130,261
    Sanshin Electronics Co., Ltd........................   149,900  1,450,953
    Satori Electric Co., Ltd............................    85,880    510,892
#   Saxa Holdings, Inc..................................   298,000    483,094
    SCREEN Holdings Co., Ltd............................   980,000  7,626,653
    Shibaura Electronics Co., Ltd.......................    26,200    363,009
#   Shibaura Mechatronics Corp..........................   200,000    364,809
    Shindengen Electric Manufacturing Co., Ltd..........   433,000  1,562,268
#*  Shinkawa, Ltd.......................................    57,300    256,104
    Shinko Electric Industries Co., Ltd.................   427,400  2,616,334
    Shinko Shoji Co., Ltd...............................   121,700  1,237,598
    Shizuki Electric Co., Inc...........................   100,000    469,511
#   Siix Corp...........................................    92,900  2,688,149
    SMK Corp............................................   360,000  1,772,941
    SMS Co., Ltd........................................   150,200  2,931,421
    Softbank Technology Corp............................    29,000    305,120
*   Softbrain Co., Ltd..................................   161,300    222,450
    Softcreate Holdings Corp............................     4,000     30,464
    Sourcenext Corp.....................................    17,500     77,918
    SRA Holdings........................................    47,500  1,114,168
    Sumco Corp..........................................    10,400     70,235
#   Sumida Corp.........................................   107,549    584,783
    Sun-Wa Technos Corp.................................    35,100    249,090
    Systena Corp........................................   116,600  1,515,191
    Tabuchi Electric Co., Ltd...........................   145,100    824,058
    Tachibana Eletech Co., Ltd..........................    83,160    823,132
    Taiyo Yuden Co., Ltd................................   642,700  7,439,918
    Tamura Corp.........................................   447,000  1,177,810
    Teikoku Tsushin Kogyo Co., Ltd......................   198,000    308,718

                                     2008

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    TKC Corp............................................   104,700 $  2,552,266
#   Toko, Inc...........................................   208,000      666,498
#   Tokyo Electron Device, Ltd..........................    37,200      487,593
    Tokyo Seimitsu Co., Ltd.............................   231,900    4,974,716
    Tomen Devices Corp..................................     2,400       37,733
    Topcon Corp.........................................   140,000    1,986,348
    Tose Co., Ltd.......................................    22,100      130,290
#   Toshiba TEC Corp....................................   595,000    1,915,049
    Toukei Computer Co., Ltd............................    22,710      398,865
    Towa Corp...........................................   124,500      715,487
    Toyo Corp...........................................   131,600    1,215,404
    Transcosmos, Inc....................................   152,100    3,761,873
    UKC Holdings Corp...................................    64,900    1,356,512
    Ulvac, Inc..........................................   249,600    6,358,579
#   Uniden Holdings Corp................................   366,000      373,196
#*  UT Group Co., Ltd...................................   189,500      851,148
#   V Technology Co., Ltd...............................     2,600       85,730
#   Vitec Holdings Co., Ltd.............................    36,200      355,624
#   Wacom Co., Ltd......................................   907,100    3,451,213
    Wellnet Corp........................................    19,100      524,233
    Y A C Co., Ltd......................................    31,000      217,589
    Yamaichi Electronics Co., Ltd.......................   120,500      761,046
    Yashima Denki Co., Ltd..............................    25,600      117,562
    Yokowo Co., Ltd.....................................    86,200      467,621
    Zappallas, Inc......................................    55,900      198,019
    Zuken, Inc..........................................    64,400      608,241
                                                                   ------------
Total Information Technology............................            287,995,381
                                                                   ------------
Materials -- (10.4%)
    Achilles Corp.......................................   909,000    1,099,901
    ADEKA Corp..........................................   523,000    7,125,761
    Agro-Kanesho Co., Ltd...............................    31,900      246,778
    Aichi Steel Corp....................................   654,000    2,528,462
    Alconix Corp........................................    50,900      613,177
    Arakawa Chemical Industries, Ltd....................    86,300      812,348
    Araya Industrial Co., Ltd...........................   268,000      300,954
    Asahi Holdings, Inc.................................   155,550    2,262,961
    Asahi Organic Chemicals Industry Co., Ltd...........   412,000      726,438
    Asahi Printing Co., Ltd.............................       800       13,761
    Asia Pile Holdings Corp.............................    15,700       64,724
    C Uyemura & Co., Ltd................................    23,100      915,529
#   Carlit Holdings Co., Ltd............................    71,700      311,881
#   Chuetsu Pulp & Paper Co., Ltd.......................   552,000      899,955
*   Chugai Mining Co., Ltd.............................. 1,012,400      184,515
    Chugoku Marine Paints, Ltd..........................   345,000    2,402,781
    Dai Nippon Toryo Co., Ltd...........................   740,000    1,423,816
    Daido Steel Co., Ltd................................   757,000    3,147,163
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      619,641
    Daiken Corp.........................................   390,000      941,926
    Daiki Aluminium Industry Co., Ltd...................   153,000      381,465
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...............................................   408,000    1,697,200
#   Daio Paper Corp.....................................   497,300    4,431,972
    DC Co., Ltd.........................................   110,700      285,033

                                     2009

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Materials -- (Continued)
    Denka Co., Ltd...................................... 1,753,000 $7,769,025
#   DKS Co., Ltd........................................   207,000    619,920
    Dowa Holdings Co., Ltd..............................    16,000    108,513
    Dynapac Co., Ltd....................................    25,000     50,670
    FP Corp.............................................   148,000  5,398,390
    Fuji Seal International, Inc........................   132,100  3,991,575
    Fujikura Kasei Co., Ltd.............................   145,500    654,941
    Fujimi, Inc.........................................    91,800  1,172,897
    Fujimori Kogyo Co., Ltd.............................    75,000  1,801,836
#   Fumakilla, Ltd......................................    78,000    407,339
    Fuso Chemical Co., Ltd..............................    39,600    547,808
    Godo Steel, Ltd.....................................   874,000  1,651,863
    Gun-Ei Chemical Industry Co., Ltd...................   286,000    735,767
    Harima Chemicals Group, Inc.........................    73,300    354,284
    Hodogaya Chemical Co., Ltd..........................   339,000    593,596
    Hokkan Holdings, Ltd................................   275,000    694,489
    Hokko Chemical Industry Co., Ltd....................   104,000    318,813
#   Hokuetsu Kishu Paper Co., Ltd.......................   857,799  5,204,921
    Honshu Chemical Industry Co., Ltd...................    14,000    100,966
#   Ihara Chemical Industry Co., Ltd....................   199,100  2,433,305
    Ise Chemicals Corp..................................    81,000    368,013
*   Ishihara Sangyo Kaisha, Ltd......................... 1,911,500  1,442,329
#*  Ishizuka Glass Co., Ltd.............................   119,000    220,534
    Japan Pure Chemical Co., Ltd........................     1,600     27,990
    JCU Corp............................................    27,700    895,635
    JSP Corp............................................    71,600  1,388,340
    Kanto Denka Kogyo Co., Ltd..........................   250,000  1,927,794
    Katakura & Co-op Agri Corp..........................    39,000     73,468
    Kawakin Holdings Co., Ltd...........................    11,000     24,014
#   Kawasaki Kasei Chemicals, Ltd.......................    48,000     62,605
    Kimoto Co., Ltd.....................................   228,000    437,400
    Koatsu Gas Kogyo Co., Ltd...........................   158,493    781,421
#   Kogi Corp...........................................    55,000     78,576
    Kohsoku Corp........................................    60,200    494,933
    Konishi Co., Ltd....................................    89,700  1,809,233
    Krosaki Harima Corp.................................   270,000    572,123
    Kumiai Chemical Industry Co., Ltd...................    10,700    117,547
#   Kureha Corp.........................................   764,500  2,700,952
    Kurimoto, Ltd.......................................   615,000  1,103,415
    Kyoei Steel, Ltd....................................   106,200  1,849,793
    Kyowa Leather Cloth Co., Ltd........................    43,500    316,706
    Lintec Corp.........................................   286,700  5,814,713
#   MEC Co., Ltd........................................    95,800    610,133
    Mitani Sekisan Co., Ltd.............................    24,000    306,623
*   Mitsubishi Paper Mills, Ltd......................... 1,679,000  1,159,151
    Mitsubishi Steel Manufacturing Co., Ltd.............   849,000  1,493,069
    Mitsui Mining & Smelting Co., Ltd................... 3,568,000  5,655,180
#   MORESCO Corp........................................    39,700    515,201
    Mory Industries, Inc................................   152,000    393,248
*   Nakayama Steel Works, Ltd...........................   845,000    465,727
    Neturen Co., Ltd....................................   166,900  1,253,211
#*  New Japan Chemical Co., Ltd.........................   182,300    226,702
    Nichia Steel Works, Ltd.............................   164,900    375,553

                                     2010

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Materials -- (Continued)
    Nihon Kagaku Sangyo Co., Ltd........................    71,000 $   487,339
#   Nihon Nohyaku Co., Ltd..............................   260,400   1,594,527
    Nihon Parkerizing Co., Ltd..........................   553,500   5,251,129
    Nihon Yamamura Glass Co., Ltd.......................   489,000     695,011
    Nippon Carbide Industries Co., Inc..................   434,000     486,422
    Nippon Chemical Industrial Co., Ltd.................   477,000     947,712
    Nippon Chutetsukan K.K..............................   113,000     143,681
#   Nippon Concrete Industries Co., Ltd.................   203,100     554,300
*   Nippon Denko Co., Ltd...............................   673,414   1,086,167
    Nippon Fine Chemical Co., Ltd.......................    81,000     532,877
#   Nippon Kasei Chemical Co., Ltd......................   192,000     190,392
    Nippon Kayaku Co., Ltd..............................   540,000   5,785,382
#*  Nippon Kinzoku Co., Ltd.............................   293,000     275,575
#   Nippon Koshuha Steel Co., Ltd.......................   460,000     311,543
    Nippon Light Metal Holdings Co., Ltd................ 3,065,900   5,308,916
#   Nippon Paper Industries Co., Ltd....................   264,400   4,247,379
    Nippon Pillar Packing Co., Ltd......................   116,800     902,704
#   Nippon Soda Co., Ltd................................   827,000   4,455,163
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..   287,000   2,001,901
    Nippon Valqua Industries, Ltd.......................   489,000   1,197,932
#*  Nippon Yakin Kogyo Co., Ltd.........................   831,300     856,844
    Nisshin Steel Co., Ltd..............................   582,592   5,541,406
#   Nitta Gelatin, Inc..................................    37,900     215,696
    Nittetsu Mining Co., Ltd............................   344,000   1,329,526
#   Nitto FC Co., Ltd...................................    63,800     446,973
    NOF Corp............................................   870,000   6,182,688
#   Okamoto Industries, Inc.............................   405,000   3,325,377
    Okura Industrial Co., Ltd...........................   284,000     736,122
    Osaka Organic Chemical Industry, Ltd................    66,000     364,426
#   Osaka Soda Co., Ltd.................................   424,000   1,627,565
    Osaka Steel Co., Ltd................................    83,300   1,469,527
#   OSAKA Titanium Technologies Co., Ltd................   113,100   1,848,999
#*  Pacific Metals Co., Ltd.............................   924,000   2,274,943
    Pack Corp. (The)....................................    79,600   1,614,735
#*  Rasa Industries, Ltd................................   480,000     469,670
#   Rengo Co., Ltd...................................... 1,261,000   5,413,165
    Riken Technos Corp..................................   212,600     673,031
    Sakai Chemical Industry Co., Ltd....................   570,000   1,761,638
    Sakata INX Corp.....................................   235,200   2,242,100
    Sanyo Chemical Industries, Ltd......................   349,000   2,709,664
    Sanyo Special Steel Co., Ltd........................   650,300   3,164,888
    Sekisui Plastics Co., Ltd...........................   268,000     872,052
    Shikoku Chemicals Corp..............................   225,000   1,933,022
    Shin-Etsu Polymer Co., Ltd..........................   190,300   1,054,688
    Shinagawa Refractories Co., Ltd.....................   250,000     508,559
#   Shinko Wire Co., Ltd................................   184,000     236,750
#   Showa Denko KK...................................... 3,688,000   4,041,127
    Stella Chemifa Corp.................................    54,300     939,504
    Sumitomo Bakelite Co., Ltd.......................... 1,163,000   4,430,217
    Sumitomo Osaka Cement Co., Ltd...................... 2,493,000  10,161,674
    Sumitomo Seika Chemicals Co., Ltd...................   279,000   1,616,204
    T Hasegawa Co., Ltd.................................   130,600   1,713,217
#   T&K Toka Co., Ltd...................................    78,800     673,259

                                     2011

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
#   Taisei Lamick Co., Ltd..............................    28,800 $    723,280
    Taiyo Holdings Co., Ltd.............................   102,100    3,444,586
    Takasago International Corp.........................    87,200    1,933,616
    Takiron Co., Ltd....................................   295,000    1,439,572
*   Tanaka Chemical Corp................................     5,100       39,129
    Tayca Corp..........................................   164,000      752,839
    Tenma Corp..........................................    79,600    1,465,679
    Toagosei Co., Ltd...................................   658,000    5,498,921
#   Toda Kogyo Corp.....................................   219,000      510,708
*   Toho Titanium Co., Ltd..............................     7,600       58,622
    Toho Zinc Co., Ltd..................................   800,000    1,620,760
    Tokai Carbon Co., Ltd............................... 1,289,000    3,500,038
    Tokushu Tokai Paper Co., Ltd........................   564,580    1,615,954
#*  Tokuyama Corp....................................... 2,159,000    4,268,217
    Tokyo Ohka Kogyo Co., Ltd...........................   149,200    4,662,357
#*  Tokyo Rope Manufacturing Co., Ltd...................   688,000      947,149
#   Tokyo Steel Manufacturing Co., Ltd..................   652,000    4,608,365
    Tokyo Tekko Co., Ltd................................   251,000    1,054,544
#   Tomoegawa Co., Ltd..................................   125,000      224,719
#   Tomoku Co., Ltd.....................................   335,000      705,017
    Topy Industries, Ltd................................ 1,142,000    2,276,608
#   Toyo Ink SC Holdings Co., Ltd....................... 1,157,000    4,359,163
    Toyo Kohan Co., Ltd.................................   286,000      926,784
    Toyobo Co., Ltd..................................... 5,688,000    7,477,472
    TYK Corp............................................   138,000      211,141
#   UACJ Corp........................................... 1,486,415    3,240,648
    Ube Industries, Ltd................................. 5,257,000   10,238,989
    Wood One Co., Ltd...................................   164,000      330,098
    Yamato Kogyo Co., Ltd...............................   134,800    3,191,516
    Yodogawa Steel Works, Ltd...........................   144,700    2,680,328
    Yotai Refractories Co., Ltd.........................     8,000       20,533
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      138,294
    Yushiro Chemical Industry Co., Ltd..................    61,400      679,181
    Zeon Corp...........................................   224,000    1,510,861
                                                                   ------------
Total Materials.........................................            288,271,388
                                                                   ------------
Telecommunication Services -- (0.0%)
    Okinawa Cellular Telephone Co.......................    43,200    1,102,587
                                                                   ------------
Utilities -- (0.5%)
    Hiroshima Gas Co., Ltd..............................    30,000      103,211
*   Hokkaido Electric Power Co., Inc....................   330,100    3,075,603
#   Hokkaido Gas Co., Ltd...............................   268,000      616,964
    Hokuriku Gas Co., Ltd...............................    99,000      233,458
    K&O Energy Group, Inc...............................    75,300      964,879
    Okinawa Electric Power Co., Inc. (The)..............   140,956    3,439,600
    Saibu Gas Co., Ltd.................................. 1,831,000    4,035,655
    Shizuoka Gas Co., Ltd...............................   298,400    1,966,419

                                     2012

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
Utilities -- (Continued)
     Toell Co., Ltd......................................      6,700 $       38,177
                                                                     --------------
Total Utilities..........................................                14,473,966
                                                                     --------------
TOTAL COMMON STOCKS......................................             2,513,738,903
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund...................... 21,780,486    252,000,218
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,662,450,775)^^....            $2,765,739,121
                                                                     ==============


                                     2013

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  523,935,050   --    $  523,935,050
     Consumer Staples...........   --       248,678,001   --       248,678,001
     Energy.....................   --        23,496,387   --        23,496,387
     Financials.................   --       298,738,524   --       298,738,524
     Health Care................   --       126,957,817   --       126,957,817
     Industrials................   --       700,089,802   --       700,089,802
     Information Technology.....   --       287,995,381   --       287,995,381
     Materials..................   --       288,271,388   --       288,271,388
     Telecommunication Services.   --         1,102,587   --         1,102,587
     Utilities..................   --        14,473,966   --        14,473,966
  Securities Lending Collateral.   --       252,000,218   --       252,000,218
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,765,739,121   --    $2,765,739,121
                                   ==    ==============   ==    ==============

                                     2014

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (79.2%)

AUSTRALIA -- (41.6%)
*   AAT Corp., Ltd......................................         99 $        --
#   Acrux, Ltd..........................................    660,428     330,455
    Adelaide Brighton, Ltd..............................  3,668,074  12,392,611
*   Aditya Birla Minerals, Ltd..........................    630,320      85,791
*   AED Oil, Ltd........................................    363,401          --
#   Ainsworth Game Technology, Ltd......................    784,170   1,242,812
#*  AJ Lucas Group, Ltd.................................    152,343      39,132
#*  Alkane Resources, Ltd...............................  1,219,715     177,339
#   ALS, Ltd............................................  1,315,878   3,120,118
    Altium, Ltd.........................................    222,654     783,376
    Altona Mining, Ltd..................................  1,108,169      78,327
#   Alumina, Ltd........................................  7,877,859   5,896,708
    AMA Group, Ltd......................................     18,658      12,238
    Ansell, Ltd.........................................    541,558   7,783,130
*   Antares Energy, Ltd.................................    199,346      22,925
#   AP Eagers, Ltd......................................    234,655   1,976,090
*   APN News & Media, Ltd...............................  4,904,331   1,814,622
#*  Aquarius Platinum, Ltd..............................  4,962,517     864,256
#   ARB Corp., Ltd......................................    472,048   5,148,766
    Ardent Leisure Group................................    182,034     267,000
#   Aristocrat Leisure, Ltd.............................  1,582,083  11,626,039
#*  Arrium, Ltd......................................... 17,951,296     850,081
    Asaleo Care, Ltd....................................     59,044      65,645
#*  ASG Group, Ltd......................................    898,212     735,631
*   Atlantic, Ltd.......................................     21,276         494
*   Atlas Iron, Ltd.....................................  5,890,007      67,749
#   AUB Group, Ltd......................................    255,206   1,549,479
#   Ausdrill, Ltd.......................................  1,723,145     287,604
#*  Ausenco, Ltd........................................    448,418      81,826
    Austal, Ltd.........................................  1,148,615   1,075,286
*   Austin Engineering, Ltd.............................    421,804      50,772
*   Australian Agricultural Co., Ltd....................  2,385,475   2,276,502
    Australian Pharmaceutical Industries, Ltd...........  2,403,274   3,585,106
*   Australian Vintage, Ltd.............................  3,979,004   1,070,888
    Auswide Bank, Ltd...................................     88,869     332,990
    Automotive Holdings Group, Ltd......................  1,464,387   4,539,774
*   Avanco Resources, Ltd...............................  2,444,368     101,091
    Aveo Group..........................................    403,174     857,540
    AVJennings, Ltd.....................................  7,051,385   2,694,340
#*  AWE, Ltd............................................  3,356,993   1,253,600
#*  Bandanna Energy, Ltd................................    337,935       3,767
#   Bank of Queensland, Ltd.............................    144,045   1,349,313
#*  BC Iron, Ltd........................................    910,806      52,159
#   Beach Energy, Ltd...................................  9,263,063   2,519,800
#   Beadell Resources, Ltd..............................  2,424,377     265,732
#   Bega Cheese, Ltd....................................    514,153   2,594,508
    Bellamy's Australia, Ltd............................    124,032   1,220,369
#*  Billabong International, Ltd........................    756,968     874,021
#   Blackmores, Ltd.....................................     81,784  11,150,830
    BlueScope Steel, Ltd................................  2,315,186   7,746,504
#*  Boart Longyear, Ltd.................................  2,658,836      94,372

                                     2015

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
*   Boom Logistics, Ltd.................................    986,820 $    58,458
    Boral, Ltd..........................................  1,796,880   7,210,329
#*  Bradken, Ltd........................................  1,242,062     390,063
#   Breville Group, Ltd.................................    765,489   3,322,570
    Brickworks, Ltd.....................................    228,958   2,471,915
*   Broadspectrum, Ltd..................................  3,089,111   2,669,137
    BT Investment Management, Ltd.......................    580,053   4,436,357
#*  Buccaneer Energy, Ltd...............................  3,283,586         328
    Burson Group, Ltd...................................    174,500     521,393
#*  Buru Energy, Ltd....................................    316,943      49,582
#   Cabcharge Australia, Ltd............................    863,423   1,924,976
*   Cape Lambert Resources, Ltd.........................    726,958       8,888
    Capitol Health, Ltd.................................    164,543      24,138
*   Capral, Ltd.........................................     58,499       3,899
#   Cardno, Ltd.........................................    817,602     549,650
*   Carnarvon Petroleum, Ltd............................  5,095,141     302,075
*   Carnegie Wave Energy, Ltd...........................    563,165      17,206
#   carsales.com, Ltd...................................  1,702,940  14,391,064
#   Cash Converters International, Ltd..................  2,245,870     837,023
*   CDS Technologies, Ltd...............................     13,276          --
#   Cedar Woods Properties, Ltd.........................    323,002   1,010,311
    Challenger, Ltd.....................................    768,470   4,373,669
*   ChemGenex Pharmaceuticals, Ltd......................    115,291          --
    Cleanaway Waste Management, Ltd..................... 10,319,019   5,420,492
#*  Clinuvel Pharmaceuticals, Ltd.......................     46,902      98,832
    Cochlear, Ltd.......................................     10,800     723,869
    Codan, Ltd..........................................    400,153     170,507
*   Coffey International, Ltd...........................    198,864      59,817
#   Collection House, Ltd...............................  2,021,422   2,239,428
    Collins Foods, Ltd..................................    289,927   1,074,191
*   Cooper Energy, Ltd..................................    336,842      36,078
#   Corporate Travel Management, Ltd....................    215,271   1,835,253
    Coventry Group, Ltd.................................    144,778     128,082
#   Cover-More Group, Ltd...............................    169,860     240,409
#   Credit Corp. Group, Ltd.............................    109,777     880,057
#   CSG, Ltd............................................    848,751   1,048,049
    CSR, Ltd............................................  3,350,138   6,118,401
#*  Cudeco, Ltd.........................................    387,893     219,625
*   Cue Energy Resources, Ltd...........................  1,378,665      48,236
    Data#3, Ltd.........................................    556,711     468,836
    Decmil Group, Ltd...................................    867,988     620,097
*   Devine, Ltd.........................................    425,098     201,443
#   Dick Smith Holdings, Ltd............................     91,564      23,006
    Domino's Pizza Enterprises, Ltd.....................    286,872  12,318,117
    Downer EDI, Ltd.....................................  2,910,872   6,517,035
#*  Drillsearch Energy, Ltd.............................  3,348,007   1,182,613
    DuluxGroup, Ltd.....................................  3,101,823  14,375,342
    DWS, Ltd............................................    395,621     288,976
#*  Elders, Ltd.........................................    220,688     736,891
*   Emeco Holdings, Ltd.................................  2,411,452      66,857
#*  Energy Resources of Australia, Ltd..................  1,156,799     283,671
#*  Energy World Corp., Ltd.............................  4,185,404     638,604
*   Enero Group, Ltd....................................     12,387       7,055

                                     2016

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    EQT Holdings, Ltd...................................     18,342 $   246,650
#   ERM Power, Ltd......................................    783,474     811,961
    Ethane Pipeline Income Fund.........................    190,260     182,977
    Euroz, Ltd..........................................    101,762      52,741
    Event Hospitality and Entertainment, Ltd............    466,519   5,030,814
#   Evolution Mining, Ltd...............................  3,843,634   3,969,547
    Fairfax Media, Ltd.................................. 14,257,034   9,045,888
    Fantastic Holdings, Ltd.............................    326,291     447,306
*   FAR, Ltd............................................  4,929,255     260,102
    Finbar Group, Ltd...................................    139,365      98,935
#*  Fleetwood Corp., Ltd................................    394,575     330,067
#   FlexiGroup, Ltd.....................................    890,061   1,792,506
#   Flight Centre Travel Group, Ltd.....................    111,888   3,126,847
#*  Focus Minerals, Ltd.................................     86,022      21,391
#   G8 Education, Ltd...................................  1,009,696   2,598,627
    Gazal Corp., Ltd....................................     22,520      39,526
    GBST Holdings, Ltd..................................      5,512      16,786
    Genworth Mortgage Insurance Australia, Ltd..........    146,402     271,621
*   Global Construction Services, Ltd...................      4,832       1,609
#   GrainCorp, Ltd. Class A.............................  1,251,687   7,634,347
    Grange Resources, Ltd...............................  1,724,297     106,308
#   Greencross, Ltd.....................................    114,296     586,448
#   GUD Holdings, Ltd...................................    811,568   3,777,555
#   GWA Group, Ltd......................................  1,861,904   2,686,995
    Hansen Technologies, Ltd............................    117,366     307,182
#   Harvey Norman Holdings, Ltd.........................  1,047,603   3,340,549
    Healthscope, Ltd....................................    840,305   1,328,359
    HFA Holdings, Ltd...................................    310,766     592,007
*   Hillgrove Resources, Ltd............................    163,217      17,317
    Hills, Ltd..........................................  1,277,876     194,328
*   Horizon Oil, Ltd....................................  6,691,326     340,105
*   IDM International, Ltd..............................     23,969          --
    Iluka Resources, Ltd................................    900,134   3,531,634
*   Imdex, Ltd..........................................  1,225,370     173,051
#   IMF Bentham, Ltd....................................    700,765     570,374
    Independence Group NL...............................  1,789,170   2,835,876
#*  Infigen Energy......................................  2,021,774     681,483
#   Infomedia, Ltd......................................  2,051,811   1,086,907
    Integrated Research, Ltd............................    327,026     500,768
*   Invitrocue, Ltd.....................................          9           1
#   InvoCare, Ltd.......................................    901,024   7,649,272
#   IOOF Holdings, Ltd..................................  1,900,338  11,153,971
#   IRESS, Ltd..........................................  1,073,207   7,390,593
#*  iSelect, Ltd........................................     84,375      53,687
    iSentia Group, Ltd..................................     75,391     246,682
#   JB Hi-Fi, Ltd.......................................    836,109  14,017,755
*   Jupiter Mines, Ltd..................................    405,443      28,121
    K&S Corp., Ltd......................................    263,388     227,218
#*  Karoon Gas Australia, Ltd...........................    738,066     849,581
#*  Kingsgate Consolidated, Ltd.........................  1,717,937     274,120
#*  Kingsrose Mining, Ltd...............................    760,046     119,829
*   Lednium, Ltd........................................    195,019          --
#*  Lonestar Resources, Ltd.............................     22,323      71,331

                                     2017

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
#*  Lynas Corp., Ltd.................................... 3,390,978 $   230,807
#   M2 Group, Ltd....................................... 1,294,182  11,680,238
    MACA, Ltd...........................................   683,733     340,326
*   Macmahon Holdings, Ltd.............................. 6,319,933     401,334
    Macquarie Atlas Roads Group.........................   565,764   1,732,171
    Macquarie Telecom Group, Ltd........................     5,656      33,369
    Magellan Financial Group, Ltd.......................   466,192   7,641,786
    Mantra Group, Ltd...................................   167,071     576,938
    Matrix Composites & Engineering, Ltd................    91,569      29,975
*   Maverick Drilling & Exploration, Ltd................   437,326      18,460
#   MaxiTRANS Industries, Ltd...........................   915,613     305,781
#*  Mayne Pharma Group, Ltd............................. 3,767,830   3,531,602
    McMillan Shakespeare, Ltd...........................   427,034   3,886,693
    McPherson's, Ltd....................................   521,014     255,493
*   Medusa Mining, Ltd.................................. 1,179,362     317,376
#   Melbourne IT, Ltd...................................   441,811     672,503
#*  Mesoblast, Ltd......................................    99,585     108,517
    Metals X, Ltd.......................................   370,222     261,863
#*  Metcash, Ltd........................................ 4,871,384   6,117,005
#   Mincor Resources NL................................. 1,067,643     106,415
#*  Mineral Deposits, Ltd...............................   466,063      69,503
#   Mineral Resources, Ltd.............................. 1,168,088   3,121,775
#   MMA Offshore, Ltd................................... 2,189,075     514,868
#   Monadelphous Group, Ltd.............................   687,485   3,075,649
*   Morning Star Gold NL................................   332,749       4,851
#   Mortgage Choice, Ltd................................   680,426     860,917
#*  Mount Gibson Iron, Ltd.............................. 4,484,844     591,338
#   Myer Holdings, Ltd.................................. 5,669,367   4,209,324
    MyState, Ltd........................................   169,107     547,326
#   Navitas, Ltd........................................ 1,440,089   4,802,275
#*  Nearmap, Ltd........................................ 1,029,484     277,825
*   NetComm Wireless, Ltd...............................     9,274      15,671
    New Hope Corp., Ltd.................................   165,508     195,130
*   Newsat, Ltd......................................... 1,680,867      25,696
*   NEXTDC, Ltd.........................................    36,489      65,094
    nib holdings, Ltd................................... 2,713,689   6,920,104
    Nick Scali, Ltd.....................................   165,818     476,390
#   Nine Entertainment Co. Holdings, Ltd................    81,791      96,872
#*  Noble Mineral Resources, Ltd........................     8,114          --
#   Northern Star Resources, Ltd........................ 4,806,957  10,135,181
#*  NRW Holdings, Ltd................................... 1,867,109      65,113
    Nufarm, Ltd......................................... 1,141,199   5,597,594
*   OM Holdings, Ltd....................................    29,193       1,469
#*  Orocobre, Ltd.......................................   389,899     694,374
    Orora, Ltd.......................................... 2,944,983   4,598,580
#   OrotonGroup, Ltd....................................   131,885     214,402
    Otto Energy, Ltd.................................... 1,215,012      18,117
    OZ Minerals, Ltd.................................... 2,198,276   6,013,131
    OzForex Group, Ltd..................................   529,225   1,176,463
#*  Pacific Brands, Ltd................................. 6,093,285   3,509,648
#   Pacific Current Group, Ltd..........................    19,287      93,637
    Pact Group Holdings, Ltd............................   211,027     751,075
#*  Paladin Energy, Ltd................................. 9,407,049   1,411,196

                                     2018

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
    Panoramic Resources, Ltd............................ 1,781,726 $   104,789
    Patties Foods, Ltd..................................    42,099      34,001
#   Peet, Ltd........................................... 1,645,757   1,227,289
*   Peninsula Energy, Ltd...............................   209,095     136,449
#   Perpetual, Ltd......................................   356,426  10,521,510
#*  Perseus Mining, Ltd................................. 3,040,420     595,817
    Platinum Asset Management, Ltd......................   238,279   1,103,031
*   Platinum Australia, Ltd............................. 1,442,661          --
*   Pluton Resources, Ltd...............................    20,710          38
    PMP, Ltd............................................ 2,327,074     756,007
    Premier Investments, Ltd............................   556,867   5,236,051
*   Prima Biomed, Ltd................................... 1,409,121      46,225
#   Primary Health Care, Ltd............................ 3,292,878   5,803,305
    Prime Media Group, Ltd.............................. 2,031,951     702,332
#   Programmed Maintenance Services, Ltd................ 1,525,125   2,190,240
    Qantas Airways, Ltd................................. 2,834,750   7,882,896
#   Qube Holdings, Ltd.................................. 1,827,542   2,983,788
*   Quickstep Holdings, Ltd.............................   159,133      15,898
*   Ramelius Resources, Ltd.............................   834,228     156,190
#   RCG Corp., Ltd......................................   210,640     237,996
    RCR Tomlinson, Ltd.................................. 1,055,209   1,357,901
#   Reckon, Ltd.........................................   356,227     527,548
*   Red 5, Ltd..........................................     9,022         366
#   Reece, Ltd..........................................   231,441   5,297,598
    Regis Healthcare, Ltd...............................   132,754     545,759
#   Regis Resources, Ltd................................ 2,504,810   4,200,093
#   Reject Shop, Ltd. (The).............................   234,444   1,749,618
#*  Resolute Mining, Ltd................................ 3,987,672     920,042
#   Retail Food Group, Ltd..............................   963,016   3,107,064
    Ridley Corp., Ltd................................... 1,331,622   1,398,660
*   RiverCity Motorway Group............................ 1,563,354          --
*   RungePincockMinarco, Ltd............................    30,702      10,283
    Ruralco Holdings, Ltd...............................   115,893     270,846
    SAI Global, Ltd..................................... 1,545,041   4,472,861
#*  Salmat, Ltd.........................................   645,788     298,766
*   Samson Oil & Gas, Ltd............................... 2,777,786       7,994
    Sandfire Resources NL...............................   570,890   2,067,323
*   Saracen Mineral Holdings, Ltd....................... 5,111,505   2,595,395
    Schaffer Corp., Ltd.................................    11,899      41,504
    Sedgman, Ltd........................................   452,719     345,740
#   Seek, Ltd...........................................    54,987     572,453
#   Select Harvests, Ltd................................   500,837   1,908,682
*   Senetas Corp., Ltd..................................   131,335      12,275
#*  Senex Energy, Ltd................................... 6,438,932     699,172
    Servcorp, Ltd.......................................   314,917   1,654,920
    Service Stream, Ltd................................. 1,693,203     595,406
#   Seven Group Holdings, Ltd...........................   559,015   1,894,317
#   Seven West Media, Ltd............................... 7,785,820   4,637,119
    Seymour Whyte, Ltd..................................     8,690       5,274
    SG Fleet Group, Ltd.................................    29,714      78,789
    Shine Corporate, Ltd................................    15,573       5,921
    Sigma Pharmaceuticals, Ltd.......................... 7,230,980   4,254,960
#*  Silex Systems, Ltd..................................   511,695     138,906

                                     2019

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd...................................     89,203 $    548,307
#*  Silver Lake Resources, Ltd.........................  2,755,624      445,923
#   Sims Metal Management, Ltd.........................  1,382,214    6,743,295
    Sirtex Medical, Ltd................................    412,322   11,126,841
#   Slater & Gordon, Ltd...............................  2,016,208      874,676
#   SMS Management & Technology, Ltd...................    575,318      986,446
    Southern Cross Media Group, Ltd....................  3,756,073    3,030,229
#   Spark Infrastructure Group......................... 11,913,246   16,842,183
*   Specialty Fashion Group, Ltd.......................    786,397      285,864
    Spotless Group Holdings, Ltd.......................  1,566,487    1,170,312
#*  St Barbara, Ltd....................................  2,723,173    2,848,443
    Star Entertainment Grp, Ltd. (The).................  4,207,608   16,241,087
#   Steadfast Group, Ltd...............................    668,800      695,876
*   Strike Energy, Ltd.................................  1,471,668      121,052
#   STW Communications Group, Ltd......................  2,447,007    1,321,849
#*  Sundance Energy Australia, Ltd.....................  2,512,257      216,999
#*  Sundance Resources, Ltd............................  8,756,539       43,797
    Sunland Group, Ltd.................................    729,757      826,507
#   Super Retail Group, Ltd............................  1,280,749    9,361,516
    Tabcorp Holdings, Ltd..............................  3,586,818   11,791,515
#*  Tap Oil, Ltd.......................................  1,408,672      104,805
    Tassal Group, Ltd..................................    901,018    3,088,462
    Technology One, Ltd................................  1,645,166    5,555,085
#*  Ten Network Holdings, Ltd..........................  1,289,362    1,106,303
#   TFS Corp., Ltd.....................................  1,822,227    1,675,536
    Thorn Group, Ltd...................................    568,282      807,276
#*  Tiger Resources, Ltd...............................  9,447,997      344,498
*   Toro Energy, Ltd...................................     70,156        3,079
    Tox Free Solutions, Ltd............................    867,356    1,627,714
    Treasury Wine Estates, Ltd.........................  1,165,441    7,585,290
*   Tribune Resources, Ltd.............................      3,093        7,479
#*  Troy Resources, Ltd................................  1,647,992      262,919
#*  UGL, Ltd...........................................  1,185,950    1,867,256
    UXC, Ltd...........................................  1,872,142    1,607,677
    Veda Group, Ltd....................................    542,481    1,085,518
#   Villa World, Ltd...................................    244,994      353,045
#   Village Roadshow, Ltd..............................    831,506    4,130,774
*   Virgin Australia Holdings, Ltd.(B43DQC7)...........  5,942,525    2,074,871
*   Virgin Australia Holdings, Ltd.()..................  7,648,897           --
#   Virtus Health, Ltd.................................    135,514      614,111
    Vita Group, Ltd....................................     25,352       45,430
#   Vocus Communications, Ltd..........................  1,634,058    9,175,484
#   Watpac, Ltd........................................    760,701      572,366
    Webjet, Ltd........................................    511,180    1,954,995
#   Western Areas, Ltd.................................  1,463,783    1,991,803
#*  White Energy Co., Ltd..............................    643,913       45,827
#*  Whitehaven Coal, Ltd...............................  4,143,411    1,231,972
*   Wollongong Coal, Ltd...............................    119,865          382
#   WorleyParsons, Ltd.................................    481,861    1,182,249
                                                                   ------------
TOTAL AUSTRALIA........................................             625,803,633
                                                                   ------------
CHINA -- (0.1%)
*   China Daye Non-Ferrous Metals Mining, Ltd..........  5,777,837       93,245

                                     2020

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  HNA International Investment Holdings, Ltd........... 28,811,065 $1,229,305
    Zhuhai Holdings Investment Group, Ltd................     76,000     12,317
                                                                     ----------
TOTAL CHINA..............................................             1,334,867
                                                                     ----------
HONG KONG -- (20.7%)
    Aeon Credit Service Asia Co., Ltd....................    564,000    377,522
    Aeon Stores Hong Kong Co., Ltd.......................    248,000    233,471
    Agritrade Resources, Ltd.............................  1,295,000    250,249
    Alco Holdings, Ltd...................................  1,426,000    448,175
    Allan International Holdings.........................    698,000    160,731
    Allied Group, Ltd....................................    663,200  2,861,720
#   Allied Properties HK, Ltd............................ 11,945,857  2,039,155
*   Anxian Yuan China Holdings, Ltd......................  3,100,000     43,149
*   Apac Resources, Ltd.................................. 29,587,350    245,305
*   Applied Development Holdings, Ltd....................  2,135,000    108,385
    APT Satellite Holdings, Ltd..........................  2,884,500  2,111,220
    Arts Optical International Hldgs, Ltd................    730,000    262,752
    Asia Financial Holdings, Ltd.........................  2,404,908    871,443
    Asia Satellite Telecommunications Holdings, Ltd......    934,500  1,192,398
    Asia Standard Hotel Group, Ltd....................... 11,437,218  2,013,789
    Asia Standard International Group, Ltd............... 13,041,937  2,062,253
#   ASM Pacific Technology, Ltd..........................    167,500  1,219,603
    Associated International Hotels, Ltd.................    952,000  2,445,854
    Aupu Group Holding Co., Ltd..........................  3,168,000    845,657
*   Auto Italia Holdings.................................  1,900,000     49,330
#*  AVIC Joy Holdings HK, Ltd............................  2,920,000     82,886
*   Bel Global Resources Holdings, Ltd...................  2,576,000         --
    BEP International Holdings, Ltd......................  2,240,000    197,993
*   Bestway International Holdings, Ltd..................    205,000     18,878
#   Bonjour Holdings, Ltd................................ 13,758,600    642,066
    Bossini International Holdings, Ltd..................  3,699,500    193,229
    Bright Smart Securities & Commodities Group, Ltd.....    556,000    149,985
#   Brightoil Petroleum Holdings, Ltd....................  2,373,000    705,388
#*  Brockman Mining, Ltd................................. 22,810,814    325,602
*   Burwill Holdings, Ltd................................ 27,112,960    912,830
    Cafe de Coral Holdings, Ltd..........................  1,964,000  5,406,975
    CEC International Holdings, Ltd......................    516,000     74,709
    Century City International Holdings, Ltd.............  6,235,460    371,302
*   Champion Technology Holdings, Ltd.................... 15,193,089    205,547
    Chen Hsong Holdings..................................  1,212,000    256,845
    Cheuk Nang Holdings, Ltd.............................    623,076    384,782
*   Cheung Wo International Holdings, Ltd................  1,626,000    211,785
    Chevalier International Holdings, Ltd................    820,989  1,203,208
*   China Billion Resources, Ltd.........................  4,876,000         --
*   China Chuanglian Education Group, Ltd................    300,000      5,406
*   China Digicontent Co., Ltd...........................  2,710,000         --
#*  China Energy Development Holdings, Ltd............... 52,140,000    711,868
*   China Environmental Energy Investment, Ltd...........  1,960,000     23,433
    China Flavors & Fragrances Co., Ltd..................    381,028     97,482
*   China Infrastructure Investment, Ltd.................  7,776,000     73,515
    China Metal International Holdings, Inc..............  2,670,000    738,721
#   China Motor Bus Co., Ltd.............................     48,600    443,003
#*  China Public Procurement, Ltd........................    740,000     14,126

                                     2021

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   China Smarter Energy Group Holdings, Ltd...........   5,922,000 $   684,363
*   China Solar Energy Holdings, Ltd...................   1,669,500       7,242
*   China Star Entertainment, Ltd......................   1,850,000     152,071
#*  China Strategic Holdings, Ltd......................  28,316,250     624,396
*   China Ting Group Holdings, Ltd.....................   2,565,151     105,892
    Chinney Investments, Ltd...........................   1,144,000     226,727
#   Chow Sang Sang Holdings International, Ltd.........   2,244,000   3,364,510
    Chu Kong Shipping Enterprise Group Co., Ltd........   2,492,000     696,642
    Chuang's China Investments, Ltd....................   3,700,938     188,898
    Chuang's Consortium International, Ltd.............   5,987,043     690,422
    CITIC Telecom International Holdings, Ltd..........  10,816,125   3,748,452
    CK Life Sciences Int'l Holdings, Inc...............  21,274,000   1,684,482
    CNT Group, Ltd.....................................   8,077,264     275,792
*   COL Capital, Ltd...................................  42,916,800   2,472,047
*   Continental Holdings, Ltd..........................     450,000       5,198
    Convenience Retail Asia, Ltd.......................      42,000      14,101
*   Convoy Financial Holdings, Ltd.....................  10,638,000     450,046
*   CP Lotus Corp......................................  11,880,000     247,950
*   Crocodile Garments.................................     842,000     121,068
#   Cross-Harbour Holdings, Ltd. (The).................     671,520     821,345
    CSI Properties, Ltd................................  35,276,383     962,527
*   CST Mining Group, Ltd.............................. 101,184,000     990,962
#   CW Group Holdings, Ltd.............................   2,030,000     620,229
#   Dah Sing Banking Group, Ltd........................   3,457,116   5,461,499
    Dah Sing Financial Holdings, Ltd...................   1,184,544   5,552,698
    Dan Form Holdings Co., Ltd.........................   3,563,260     527,188
    Dickson Concepts International, Ltd................   1,222,000     359,322
*   Differ Group Holding Co., Ltd......................     472,000      43,524
*   Dragonite International, Ltd.......................      56,000       6,077
    Eagle Nice International Holdings, Ltd.............   1,614,000     396,683
    EcoGreen International Group, Ltd..................   1,322,200     256,412
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
#   Emperor Capital Group, Ltd.........................  10,767,000     862,399
    Emperor Entertainment Hotel, Ltd...................   4,360,000     778,688
    Emperor International Holdings, Ltd................   8,116,753   1,301,852
    Emperor Watch & Jewellery, Ltd.....................  25,650,000     520,206
*   ENM Holdings, Ltd..................................  14,680,000     685,581
*   EPI Holdings, Ltd..................................           1          --
#   Esprit Holdings, Ltd...............................  13,802,950  14,272,621
*   eSun Holdings, Ltd.................................   4,344,000     281,572
*   Eternity Investment, Ltd...........................     830,000      16,126
*   Ezcom Holdings, Ltd................................      72,576          --
    Fairwood Holdings, Ltd.............................     620,100   1,808,206
    Far East Consortium International, Ltd.............   8,017,579   2,576,856
    FIH Mobile, Ltd....................................   2,645,000     946,518
    First Pacific Co., Ltd.............................   1,856,000   1,286,958
    First Shanghai Investments, Ltd....................   1,048,000     150,085
    Fountain SET Holdings, Ltd.........................   4,758,000     505,073
    Four Seas Mercantile Holdings, Ltd.................     610,000     209,020
*   Freeman Financial Corp., Ltd.......................     320,000      17,971
    Fujikon Industrial Holdings, Ltd...................     588,000      75,156
#   Future Bright Holdings, Ltd........................   3,288,000     255,907
    G-Resources Group, Ltd............................. 143,439,600   3,379,975

                                     2022

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
#*  GCL New Energy Holdings, Ltd........................  6,412,000 $  316,159
    Get Nice Holdings, Ltd.............................. 38,664,000  1,380,929
    Giordano International, Ltd.........................  9,440,000  3,773,940
*   Global Brands Group Holding, Ltd.................... 14,324,000  2,180,878
    Glorious Sun Enterprises, Ltd.......................  2,624,000    339,390
    Gold Peak Industries Holdings, Ltd..................  3,029,642    309,117
    Golden Resources Development International, Ltd.....  3,330,500    185,023
*   Grande Holdings, Ltd. (The).........................    882,000      8,728
    Great Eagle Holdings, Ltd...........................    110,887    313,607
    Guangnan Holdings, Ltd..............................  2,363,600    270,046
    Guoco Group, Ltd....................................      2,000     20,236
#   Guotai Junan International Holdings, Ltd............ 12,519,797  3,322,372
    Haitong International Securities Group, Ltd.........  9,064,191  4,536,156
#   Hang Fat Ginseng Holdings Co., Ltd..................    630,000      2,753
    Hanison Construction Holdings, Ltd..................  1,402,433    197,097
    Hanny Holdings, Ltd.................................  1,850,000      9,152
*   Hao Tian Development Group, Ltd.....................  8,989,200    352,889
    Harbour Centre Development, Ltd.....................    935,500  1,575,663
*   Hi-Level Technology Holdings, Ltd...................    152,640      6,964
    High Fashion International, Ltd.....................    268,000     77,377
    HKR International, Ltd..............................  5,764,736  2,440,100
    Hon Kwok Land Investment Co., Ltd...................    314,800    106,517
*   Hong Fok Land, Ltd..................................  1,210,000         --
    Hong Kong Aircraft Engineering Co., Ltd.............     86,000    546,730
*   Hong Kong Building & Loan Agency, Ltd. (The)........    200,000     10,323
    Hong Kong Ferry Holdings Co., Ltd...................    824,300    914,905
*   Hong Kong Television Network, Ltd...................  2,332,751    362,309
    Hongkong & Shanghai Hotels (The)....................  1,359,112  1,365,458
    Hongkong Chinese, Ltd...............................  5,038,000    775,070
    Hop Hing Group Holdings, Ltd........................  1,812,000     23,176
    Hopewell Holdings, Ltd..............................  2,920,000  8,861,336
#   Hsin Chong Construction Group, Ltd..................  6,931,658    619,931
*   Hua Hong Semiconductor, Ltd.........................    112,000     86,689
    Hung Hing Printing Group, Ltd.......................  2,628,000    315,179
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................... 11,164,000  3,520,366
*   I-CABLE Communications, Ltd.........................  2,573,000    140,678
    IGG, Inc............................................    374,000    173,057
#*  Imagi International Holdings, Ltd................... 55,488,000    764,317
#*  Integrated Waste Solutions Group Holdings, Ltd......  5,574,000    115,048
*   International Standard Resources Holdings, Ltd...... 16,576,250    268,410
#*  iOne Holdings, Ltd.................................. 10,180,000    253,723
    IPE Group, Ltd......................................  3,345,000    664,262
*   IRC, Ltd............................................  9,486,266    166,455
    IT, Ltd.............................................  4,040,532    982,240
    ITC Corp., Ltd......................................  1,039,512     88,504
#   ITC Properties Group, Ltd...........................  4,537,057  1,945,722
*   Jinhui Holdings Co., Ltd............................    121,000     14,906
    Johnson Electric Holdings, Ltd......................  1,757,750  5,211,136
#   K Wah International Holdings, Ltd...................  8,277,565  2,958,154
*   Kader Holdings Co., Ltd.............................     92,000      8,048
    Kam Hing International Holdings, Ltd................  1,830,000    114,842
*   Kantone Holdings, Ltd...............................    919,364     74,985
    Keck Seng Investments...............................    878,600    608,273

                                     2023

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Kerry Logistics Network, Ltd........................    780,000 $1,079,650
*   King Pacific International Holdings, Ltd............  1,404,200         --
    Kingmaker Footwear Holdings, Ltd....................  1,618,955    392,027
#*  Kingston Financial Group, Ltd....................... 18,981,000  5,830,241
#*  Ko Yo Chemical Group, Ltd...........................  2,280,000    118,880
*   Kong Sun Holdings, Ltd..............................    175,000     12,715
    Kowloon Development Co., Ltd........................  2,456,000  2,002,629
    Kwoon Chung Bus Holdings, Ltd.......................     20,000     10,572
    L'Occitane International SA.........................     77,000    134,699
*   L'sea Resources International Holdings, Ltd.........    440,000     14,358
#   Lai Sun Development Co., Ltd........................ 78,652,466    977,853
    Lai Sun Garmet (Intl), Ltd..........................  3,321,680    350,062
    Lam Soon Hong Kong, Ltd.............................    302,310    210,091
    Landsea Green Properties Co., Ltd...................    948,000     81,023
*   Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000         --
    Lifestyle International Holdings, Ltd...............  1,467,500  1,811,003
    Lippo China Resources, Ltd.......................... 20,922,000    619,103
    Lippo, Ltd..........................................  1,161,700    632,599
    Lisi Group Holdings, Ltd............................  4,414,000    227,531
    Liu Chong Hing Investment, Ltd......................  1,191,200  1,302,047
    Luen Thai Holdings, Ltd.............................  1,207,000    151,456
#   Luk Fook Holdings International, Ltd................  2,862,000  5,287,823
    Luks Group Vietnam Holdings Co., Ltd................    514,913    167,486
    Lung Kee Bermuda Holdings...........................  1,567,875    405,438
#*  Macau Legend Development, Ltd.......................  3,953,000    511,594
    Magnificent Hotel Investment, Ltd................... 13,170,000    299,754
    Man Wah Holdings, Ltd...............................  5,694,800  6,195,403
    Man Yue Technology Holdings, Ltd....................    398,000     27,814
#*  Mason Financial Holdings, Ltd....................... 15,690,000    559,104
    Matrix Holdings, Ltd................................  1,067,414    351,373
    Melbourne Enterprises, Ltd..........................     39,500    675,765
#   Melco International Development, Ltd................  3,744,000  4,539,874
#*  Midland Holdings, Ltd...............................  5,182,000  1,727,206
    Ming Fai International Holdings, Ltd................  1,879,000    172,308
#   Miramar Hotel & Investment..........................    845,000  1,396,613
#*  Mongolian Mining Corp............................... 26,307,000    126,155
    NagaCorp, Ltd.......................................  7,684,000  4,682,543
    Nanyang Holdings, Ltd...............................    133,500    678,888
    National Electronic Hldgs...........................  2,668,600    307,540
*   Neo-Neon Holdings, Ltd..............................  2,337,500    317,581
*   Neptune Group, Ltd.................................. 23,230,000    198,505
    New Century Group Hong Kong, Ltd.................... 13,351,464    223,422
*   New Times Energy Corp., Ltd.........................  1,946,400     32,981
    Newocean Energy Holdings, Ltd.......................  7,642,000  2,579,932
    Next Digital, Ltd...................................  4,295,183    236,846
*   O Luxe Holdings, Ltd................................  6,778,500    180,737
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................  9,489,706    668,885
    Orient Overseas International, Ltd..................  1,008,000  3,754,952
*   Orient Power Holdings, Ltd..........................    804,000         --
    Oriental Watch Holdings.............................  3,070,800    370,478
*   Pacific Andes International Holdings, Ltd........... 19,435,067    364,680
#   Pacific Basin Shipping, Ltd......................... 12,498,000  2,281,906
    Pacific Textiles Holdings, Ltd......................  4,820,000  7,064,911

                                     2024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Pak Fah Yeow International, Ltd.....................      5,000 $    2,578
    Paliburg Holdings, Ltd..............................  3,062,830    907,436
    Pan Asia Environmental Protection Group, Ltd........     80,000      7,981
#   Paradise Entertainment, Ltd.........................  3,652,000    507,690
#*  Peace Mark Holdings, Ltd............................  2,712,022         --
*   Pearl Oriental Oil, Ltd............................. 11,849,400    504,218
    Pegasus International Holdings, Ltd.................    226,000     37,775
    Perfect Shape PRC Holdings, Ltd.....................  1,172,000    140,807
#   Pico Far East Holdings, Ltd.........................  4,892,000  1,194,310
    Playmates Holdings, Ltd.............................    686,000    771,613
#   Playmates Toys, Ltd.................................  4,796,000  1,108,678
*   PME Group, Ltd......................................    810,000     14,819
#   Pokfulam Development Co.............................    234,000    349,168
#   Polytec Asset Holdings, Ltd......................... 11,323,526    990,856
#   Public Financial Holdings, Ltd......................  3,102,000  1,393,388
    PYI Corp., Ltd...................................... 24,147,973    370,802
*   Pyxis Group, Ltd....................................  1,936,000         --
    Raymond Industrial, Ltd.............................     30,400      3,672
#   Regal Hotels International Holdings, Ltd............  2,871,800  1,459,764
    Rivera Holdings, Ltd................................  5,710,000    247,319
#   SA SA International Holdings, Ltd................... 10,127,703  2,752,378
    Safety Godown Co., Ltd..............................    386,000    848,075
    SAS Dragon Holdings, Ltd............................  2,120,000    385,276
    SEA Holdings, Ltd...................................  1,124,000  2,208,149
    Shangri-La Asia, Ltd................................  1,564,000  1,465,097
#   Shenwan Hongyuan HK, Ltd............................  3,466,250  1,368,461
*   Shougang Concord Grand Group, Ltd...................  1,158,000     42,681
*   Shun Ho Technology Holdings, Ltd....................  1,254,757    396,027
    Shun Tak Holdings, Ltd.............................. 11,359,419  3,811,117
#*  Silver base Group Holdings, Ltd.....................  1,701,677    204,125
*   Sing Pao Media Enterprises, Ltd.....................    250,511         --
    Sing Tao News Corp., Ltd............................  1,974,000    303,876
    Singamas Container Holdings, Ltd.................... 10,860,000  1,011,443
*   Sino-Tech International Holdings, Ltd...............  3,170,000     18,541
*   Sinocan Holdings, Ltd...............................    350,000         --
    SIS International Holdings..........................     34,000     15,738
    Sitoy Group Holdings, Ltd...........................    829,000    279,970
*   Skyway Securities Group, Ltd........................  2,130,000     39,036
    SmarTone Telecommunications Holdings, Ltd...........  3,497,068  5,415,699
*   SOCAM Development, Ltd..............................  1,718,771    948,746
*   Solomon Systech International, Ltd..................  9,504,000    407,159
    Soundwill Holdings, Ltd.............................    408,000    463,417
*   South China Assets Holdings, Ltd....................  5,295,170     97,998
*   South China Holdings Co., Ltd....................... 13,104,000  1,017,465
#   Stella International Holdings, Ltd..................    965,500  2,316,616
    Stelux Holdings International, Ltd..................  3,011,400    204,052
*   Success Universe Group, Ltd.........................  6,716,000    139,771
    Sun Hing Vision Group Holdings, Ltd.................    358,000    122,194
    Sun Hung Kai & Co., Ltd.............................  4,352,429  2,542,147
    Sunwah Kingsway Capital Holdings, Ltd...............  7,690,000    108,805
*   Symphony Holdings, Ltd..............................    980,000     96,401
    TAI Cheung Holdings, Ltd............................  1,961,000  1,456,231
    Tai Sang Land Development, Ltd......................    781,910    396,434

                                     2025

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#   Tan Chong International, Ltd.......................  1,176,000 $    363,351
#   Tao Heung Holdings, Ltd............................    517,000      132,686
#*  Taung Gold International, Ltd...................... 14,590,000      160,879
    Television Broadcasts, Ltd.........................  1,617,200    5,621,630
*   Termbray Industries International Holdings, Ltd....  2,304,900      214,788
    Tern Properties Co., Ltd...........................     51,200       28,438
    Texwinca Holdings, Ltd.............................  4,488,000    4,342,799
    Tian Teck Land, Ltd................................  1,024,000    1,093,808
*   Titan Petrochemicals Group, Ltd.................... 13,140,000          844
    Tradelink Electronic Commerce, Ltd.................  4,802,000      999,241
#   Transport International Holdings, Ltd..............  1,019,741    2,719,936
#   Trinity, Ltd.......................................  7,614,000      907,767
    Tristate Holdings, Ltd.............................    188,000       62,181
#*  TSC Group Holdings, Ltd............................  3,280,000      510,292
#   Tsui Wah Holdings, Ltd.............................    286,000       53,305
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  4,354,000    1,644,420
#*  United Photovoltaics Group, Ltd....................  2,494,000      185,165
*   Universal Technologies Holdings, Ltd...............  7,410,000      458,329
*   Up Energy Development Group, Ltd...................  3,929,000      190,794
    Upbest Group, Ltd..................................     36,000        8,476
*   Value Convergence Holdings, Ltd....................  2,000,000      408,729
#   Value Partners Group, Ltd..........................  5,396,000    4,908,855
*   Van Shung Chong Holdings, Ltd......................  1,248,002      129,919
*   Vanke Property Overseas, Ltd.......................     49,000       33,516
    Varitronix International, Ltd......................  2,039,293    1,447,710
    Vedan International Holdings, Ltd..................  3,272,000      170,503
    Victory City International Holdings, Ltd...........  8,183,663      749,988
    Vitasoy International Holdings, Ltd................  4,703,000    8,892,705
*   VS International Group, Ltd........................    488,000       20,063
    VST Holdings, Ltd..................................  5,039,600      912,951
    VTech Holdings, Ltd................................    418,300    4,196,540
    Wai Kee Holdings, Ltd..............................  7,640,738    2,339,641
    Win Hanverky Holdings, Ltd.........................  1,850,000      277,499
*   Winfull Group Holdings, Ltd........................  9,512,000      212,327
    Wing On Co. International, Ltd.....................    759,000    2,194,828
    Wing Tai Properties, Ltd...........................  1,923,331    1,045,549
    Wong's International Holdings, Ltd.................    737,641      254,926
    Wong's Kong King International.....................    120,000        9,277
    Xinyi Glass Holdings, Ltd.......................... 16,280,000    8,248,374
    Yangtzekiang Garment, Ltd..........................    606,500      195,473
    Yau Lee Holdings, Ltd..............................    534,000       78,667
    Yeebo International Holdings, Ltd..................    572,000      108,614
#   YGM Trading, Ltd...................................    447,000      249,565
    YT Realty Group, Ltd...............................    749,000      582,437
*   Yuan Heng Gas Holdings, Ltd........................  1,176,000       99,113
    Yugang International, Ltd.......................... 90,818,000    1,375,205
                                                                   ------------
TOTAL HONG KONG........................................             310,747,723
                                                                   ------------
NEW ZEALAND -- (8.7%)
#*  a2 Milk Co., Ltd...................................  1,073,306    1,310,313
    Abano Healthcare Group, Ltd........................     30,725      140,398
    Air New Zealand, Ltd...............................  3,693,701    7,086,181
    Briscoe Group, Ltd.................................      2,235        4,127

                                     2026

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
#*  Chorus, Ltd......................................... 2,039,965 $  4,973,542
    Colonial Motor Co., Ltd. (The)......................   144,588      509,620
#   Contact Energy, Ltd................................. 1,951,396    5,832,969
#*  Diligent Corp.......................................   108,791      423,127
#   Ebos Group, Ltd.....................................   451,590    3,947,059
#   Fisher & Paykel Healthcare Corp., Ltd............... 4,200,605   23,613,823
    Fletcher Building, Ltd..............................    91,935      412,147
    Freightways, Ltd....................................   974,609    4,018,497
    Genesis Energy, Ltd.................................   330,006      407,177
    Hallenstein Glasson Holdings, Ltd...................   242,445      515,899
    Heartland Bank, Ltd.................................   352,476      283,477
    Hellaby Holdings, Ltd...............................   384,437      686,930
    Infratil, Ltd....................................... 3,201,309    6,437,807
#   Kathmandu Holdings, Ltd.............................   663,170      655,755
#   Mainfreight, Ltd....................................   539,049    5,208,164
    Methven, Ltd........................................    93,877       68,283
    Metlifecare, Ltd....................................   516,195    1,480,394
    Michael Hill International, Ltd..................... 1,490,263      938,127
#   Mighty River Power, Ltd.............................   420,843      725,186
    Millennium & Copthorne Hotels New Zealand, Ltd......   395,725      374,835
    New Zealand Oil & Gas, Ltd.......................... 1,659,791      448,497
    New Zealand Refining Co., Ltd. (The)................   574,344    1,381,525
    Nuplex Industries, Ltd.............................. 1,278,378    3,446,623
#   NZX, Ltd............................................   952,265      643,462
#   Opus International Consultants, Ltd.................    12,925       10,055
*   Pacific Edge, Ltd...................................   418,982      122,391
#   PGG Wrightson, Ltd..................................   999,976      266,255
*   Pike River Coal, Ltd................................   490,805           --
#   Port of Tauranga, Ltd...............................   515,305    6,244,985
    Restaurant Brands New Zealand, Ltd..................   459,407    1,259,075
*   Richina Pacific, Ltd................................   274,180           --
*   Rubicon, Ltd........................................ 1,442,620      197,241
#   Ryman Healthcare, Ltd............................... 2,338,582   12,208,117
    Sanford, Ltd........................................   382,357    1,414,422
    Scott Technology, Ltd...............................    39,805       37,579
    Skellerup Holdings, Ltd.............................   544,971      510,180
#   SKY Network Television, Ltd......................... 2,080,268    6,178,837
#   SKYCITY Entertainment Group, Ltd.................... 4,473,046   13,576,396
    Steel & Tube Holdings, Ltd..........................   441,625      613,850
    Summerset Group Holdings, Ltd.......................   455,048    1,173,857
    Tourism Holdings, Ltd...............................   275,443      398,270
    Tower, Ltd..........................................   887,040    1,049,996
    Trade Me Group, Ltd................................. 1,612,087    4,202,012
#   TrustPower, Ltd.....................................    70,988      347,374
#   Vector, Ltd......................................... 1,305,650    2,735,430
#   Warehouse Group, Ltd. (The).........................   698,604    1,214,362
*   Xero, Ltd...........................................   154,440    1,689,082
    Z Energy, Ltd.......................................    59,640      260,394
                                                                   ------------
TOTAL NEW ZEALAND.......................................            131,684,104
                                                                   ------------
SINGAPORE -- (8.1%)
*   Abterra, Ltd........................................   531,800      184,684
    Accordia Golf Trust.................................    90,400       32,726

                                     2027

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    Amara Holdings, Ltd.................................    922,800 $  255,786
    Ascendas India Trust................................     46,000     25,908
    ASL Marine Holdings, Ltd............................    816,600    190,131
    Aspial Corp., Ltd...................................     72,959     15,114
#*  Ausgroup, Ltd.......................................  3,548,500    286,946
    Baker Technology, Ltd...............................  1,272,000    156,792
#   Banyan Tree Holdings, Ltd...........................  1,022,900    269,121
#*  Biosensors International Group, Ltd.................  6,409,437  3,475,174
    Bonvests Holdings, Ltd..............................    950,000    791,773
*   Boustead Projects, Ltd..............................    497,612    235,924
    Boustead Singapore, Ltd.............................  1,679,836    936,312
#   Breadtalk Group, Ltd................................    881,800    640,120
*   Broadway Industrial Group, Ltd......................  1,557,200    177,997
    Bukit Sembawang Estates, Ltd........................    599,603  1,847,525
*   Bund Center Investment, Ltd.........................  2,639,300    308,990
#   Centurion Corp., Ltd................................    825,900    207,187
    China Aviation Oil Singapore Corp., Ltd.............  1,540,999    705,146
*   China Everbright Water, Ltd.........................    221,300     73,607
#   China Merchants Holdings Pacific, Ltd...............  1,376,509    761,317
#   Chip Eng Seng Corp., Ltd............................  3,445,300  1,566,845
    Chuan Hup Holdings, Ltd.............................  3,853,500    721,505
    Civmec, Ltd.........................................     53,200     13,758
    Cordlife Group, Ltd.................................     98,500    116,015
#   Cosco Corp. Singapore, Ltd..........................  6,805,600  1,621,544
*   Creative Technology, Ltd............................    272,200    207,238
    CSE Global, Ltd.....................................  3,285,200  1,016,085
#   CWT, Ltd............................................  1,403,400  1,813,857
*   Del Monte Pacific, Ltd..............................  1,458,464    360,950
*   Delong Holdings, Ltd................................  1,181,300     66,637
*   DMX Technologies Group, Ltd.........................  2,096,000    165,060
#   Dyna-Mac Holdings, Ltd..............................  2,194,400    208,815
    Elec & Eltek International Co., Ltd.................    147,000     92,269
    Ellipsiz, Ltd.......................................     36,900      7,433
    EnGro Corp., Ltd....................................    354,000    237,846
    Eu Yan Sang International, Ltd......................    786,600    234,132
#   Ezion Holdings, Ltd.................................  5,123,460  1,881,237
#*  Ezra Holdings, Ltd.................................. 16,462,023    667,529
    Falcon Energy Group, Ltd............................  2,008,800    248,562
    Far East Orchard, Ltd...............................  1,074,985  1,109,031
#   First Resources, Ltd................................  1,637,400  2,016,921
    First Sponsor Group, Ltd............................    440,661    378,889
*   FJ Benjamin Holdings, Ltd...........................  1,046,800     57,878
*   Food Empire Holdings, Ltd...........................  1,256,400    181,387
#   Fragrance Group, Ltd................................  6,077,000    798,367
    Frasers Centrepoint, Ltd............................    199,800    231,771
    Fu Yu Corp., Ltd....................................    183,300     20,398
#*  Gallant Venture, Ltd................................  4,927,900    763,472
#*  Geo Energy Resources, Ltd...........................    432,000     37,216
    GK Goh Holdings, Ltd................................  1,484,065    810,841
#   GL, Ltd.............................................  3,267,800  1,980,251
    Global Premium Hotels, Ltd..........................    559,480    114,492
#*  GMG Global, Ltd.....................................  1,788,330    389,724
#   Golden Agri-Resources, Ltd..........................  5,950,700  1,558,811

                                     2028

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    GP Batteries International, Ltd.....................    235,000 $  145,817
    GP Industries, Ltd..................................  2,567,609  1,126,461
    GSH Corp., Ltd......................................     60,860      9,950
    GuocoLand, Ltd......................................    403,714    481,162
*   Hanwell Holdings, Ltd...............................  1,771,219    313,141
*   HG Metal Manufacturing, Ltd.........................    565,800     15,012
    Hi-P International, Ltd.............................  1,271,600    365,045
    Hiap Hoe, Ltd.......................................    353,000    169,799
*   HLH Group, Ltd......................................  4,292,300     18,054
    Ho Bee Land, Ltd....................................  1,604,700  2,120,556
#   Hong Fok Corp., Ltd.................................  3,228,540  1,568,956
    Hong Leong Asia, Ltd................................    690,700    372,484
    Hotel Grand Central, Ltd............................  1,461,261  1,195,264
#   Hour Glass, Ltd. (The)..............................  1,814,832    940,846
*   HTL International Holdings, Ltd.....................  1,135,343    527,466
    HupSteel, Ltd.......................................    120,015     44,969
    Hwa Hong Corp., Ltd.................................  2,123,500    429,205
#   Hyflux, Ltd.........................................  3,165,300  1,085,361
#   Indofood Agri Resources, Ltd........................  3,368,800  1,023,388
*   InnoTek, Ltd........................................    512,500     61,773
    Innovalues, Ltd.....................................  1,192,800    710,038
    Interplex Holdings, Ltd.............................  1,314,300    736,681
    IPC Corp., Ltd......................................    414,300    565,064
    Isetan Singapore, Ltd...............................    119,000    366,033
#*  Jurong Technologies Industrial Corp., Ltd...........  2,227,680         --
    k1 Ventures, Ltd....................................    990,520    664,949
#   Keppel Infrastructure Trust.........................  4,762,332  1,541,363
    Keppel Telecommunications & Transportation, Ltd.....  1,369,300  1,368,354
    Koh Brothers Group, Ltd.............................  1,432,000    272,192
    KSH Holdings, Ltd...................................     57,200     20,282
*   Li Heng Chemical Fibre Technologies, Ltd............    410,600    289,889
    Lian Beng Group, Ltd................................  2,238,100    668,480
#*  Linc Energy, Ltd....................................    596,496     36,168
    Low Keng Huat Singapore, Ltd........................    889,800    363,979
    Lum Chang Holdings, Ltd.............................  1,094,030    261,366
    M1, Ltd.............................................    712,100  1,158,019
    Mandarin Oriental International, Ltd................     24,900     33,699
*   Marco Polo Marine, Ltd..............................    882,000    117,675
*   mDR, Ltd............................................  3,997,000     11,102
    Mermaid Maritime PCL................................  1,741,200    147,443
    Metro Holdings, Ltd.................................  2,026,092  1,191,999
    Mewah International, Inc............................  1,183,000    242,645
#   Midas Holdings, Ltd.................................  7,943,100  1,429,981
#   Nam Cheong, Ltd.....................................  6,922,840    497,331
#*  Neptune Orient Lines, Ltd...........................  3,386,600  2,947,364
    New Toyo International Holdings, Ltd................  1,624,000    237,851
#   Noble Group, Ltd.................................... 16,857,700  3,725,994
    NSL, Ltd............................................    409,900    437,826
*   OKH Global, Ltd.....................................  1,252,200    553,760
    Olam International, Ltd.............................    247,400    282,821
#   OSIM International, Ltd.............................  1,757,300  1,257,744
*   Otto Marine, Ltd....................................    487,649     80,676
    OUE, Ltd............................................  1,809,700  2,098,989

                                     2029

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
SINGAPORE -- (Continued)
#   Oxley Holdings, Ltd................................. 1,061,700 $  314,875
#   Pacific Radiance, Ltd...............................   452,600     96,322
    Pan-United Corp., Ltd............................... 1,948,600    810,823
#   Penguin International, Ltd.......................... 1,577,100    148,550
#   Petra Foods, Ltd....................................   788,500  1,279,654
#   Q&M Dental Group Singapore, Ltd..................... 1,525,000    725,773
    QAF, Ltd............................................ 1,255,162    914,037
#   Raffles Education Corp., Ltd........................ 4,176,710    702,746
#   Raffles Medical Group, Ltd..........................   646,391  1,845,948
    Religare Health Trust...............................   300,200    198,687
*   RH Petrogas, Ltd....................................    66,800      6,652
#   Rickmers Maritime................................... 1,008,350     38,305
    Riverstone Holdings, Ltd............................   122,600     91,432
#   Rotary Engineering, Ltd............................. 1,443,100    309,902
    Roxy-Pacific Holdings, Ltd..........................   297,500    100,043
    San Teh, Ltd........................................   358,087     54,989
    SATS, Ltd........................................... 1,377,300  3,768,075
    SBS Transit, Ltd....................................   926,200  1,269,785
#   SembCorp Marine, Ltd................................   379,900    420,066
    Sheng Siong Group, Ltd.............................. 2,001,100  1,175,580
    SHS Holdings, Ltd................................... 2,304,100    446,928
#*  SIIC Environment Holdings, Ltd......................   419,220    193,317
    Sim Lian Group, Ltd................................. 2,216,555  1,248,333
#   Sinarmas Land, Ltd.................................. 5,780,900  1,712,905
    Sing Holdings, Ltd.................................. 1,134,000    251,550
    Sing Investments & Finance, Ltd.....................   297,675    247,561
    Singapore Post, Ltd................................. 1,262,800  1,188,597
    Singapore Reinsurance Corp., Ltd.................... 1,514,530    340,716
    Singapore Shipping Corp., Ltd....................... 1,640,700    330,251
    Singapura Finance, Ltd..............................   348,124    213,772
#*  Sino Grandness Food Industry Group, Ltd............. 2,095,300    504,525
#   SMRT Corp., Ltd..................................... 2,824,300  3,034,144
    Stamford Land Corp., Ltd............................ 3,188,100  1,093,572
    Straco Corp., Ltd...................................   130,000     72,665
    Sunningdale Tech, Ltd...............................   724,360    411,057
*   SunVic Chemical Holdings, Ltd....................... 1,979,700    196,988
#   Super Group, Ltd.................................... 2,711,700  1,446,332
#*  Swiber Holdings, Ltd................................ 2,895,250    376,047
#   Swissco Holdings, Ltd...............................   768,400    104,920
    Tat Hong Holdings, Ltd.............................. 2,013,500    660,914
*   Thakral Corp., Ltd..................................   169,165     23,122
    Tiong Woon Corp. Holding, Ltd....................... 2,090,650    205,299
    Tuan Sing Holdings, Ltd............................. 4,076,571    891,294
    UMS Holdings, Ltd................................... 1,888,400    671,790
    United Engineers, Ltd............................... 2,765,928  3,470,164
    United Industrial Corp., Ltd........................     4,800     10,140
    United Overseas Insurance, Ltd......................   181,850    584,482
#   UOB-Kay Hian Holdings, Ltd.......................... 1,887,972  1,838,858
#   UOL Group, Ltd......................................   141,600    560,976
#   UPP Holdings, Ltd................................... 2,972,500    333,485
    Valuetronics Holdings, Ltd..........................   448,400    121,289
#*  Vard Holdings, Ltd.................................. 3,937,100    420,832
    Venture Corp., Ltd.................................. 1,654,300  9,063,473

                                     2030

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
SINGAPORE -- (Continued)
#    Vibrant Group, Ltd.....................................  1,871,915 $      409,850
     Vicom, Ltd.............................................    116,600        482,912
     Wee Hur Holdings, Ltd..................................  2,670,400        492,118
#    Wheelock Properties Singapore, Ltd.....................  1,195,800      1,148,177
     Wing Tai Holdings, Ltd.................................  2,762,267      2,983,809
     Yeo Hiap Seng, Ltd.....................................    223,731        204,991
     YHI International, Ltd.................................    574,500        119,072
*    Yongnam Holdings, Ltd..................................  1,984,800        465,977
     Zhongmin Baihui Retail Group, Ltd......................     26,900         33,246
                                                                        --------------
TOTAL SINGAPORE.............................................               122,490,206
                                                                        --------------
TOTAL COMMON STOCKS.........................................             1,192,060,533
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights.......     81,336             --
*    Centrebet International, Ltd. Litigation Rights........     81,336             --
                                                                        --------------
TOTAL AUSTRALIA.............................................                        --
                                                                        --------------
HONG KONG -- (0.0%)
*    Enviro Energy International Holdings, Ltd. Warrants
       11/17/16.............................................  1,171,800             --
*    GCL New Energy Holdings, Ltd. Rights...................  2,404,499             --
*    Hanison Construction Holdings, Ltd. Rights 02/05/16....    701,216          4,867
*    International Standard Resources Holdings, Ltd.
       Warrants 11/30/16....................................  3,015,250         12,788
*    Lai Sun Development Co., Ltd. Rights 01/26/16.......... 39,326,233             --
*    Skyway Securities Group, Ltd. Warrants 02/11/17........    426,000          2,245
                                                                        --------------
TOTAL HONG KONG.............................................                    19,900
                                                                        --------------
TOTAL RIGHTS/WARRANTS.......................................                    19,900
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             1,192,080,433
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (20.8%)
(S)@ DFA Short Term Investment Fund......................... 27,002,520    312,419,159
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,785,390,160)^^...................................            $1,504,499,592
                                                                        ==============


                                     2031

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $  247,033 $  625,556,600   --    $  625,803,633
   China......................         --      1,334,867   --         1,334,867
   Hong Kong..................    584,943    310,162,780   --       310,747,723
   New Zealand................         --    131,684,104   --       131,684,104
   Singapore..................  1,680,221    120,809,985   --       122,490,206
Rights/Warrants
   Australia..................         --             --   --                --
   Hong Kong..................         --         19,900   --            19,900
Securities Lending Collateral.         --    312,419,159   --       312,419,159
                               ---------- --------------   --    --------------
TOTAL......................... $2,512,197 $1,501,987,395   --    $1,504,499,592
                               ========== ==============   ==    ==============

                                     2032

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (95.9%)

Consumer Discretionary -- (26.1%)
    4imprint Group P.L.C.................................    95,741 $ 1,614,185
    888 Holdings P.L.C...................................   891,140   2,228,449
    B&M European Value Retail SA.........................   201,381     808,934
    Barratt Developments P.L.C...........................   721,678   6,190,346
    Bellway P.L.C........................................   634,613  25,199,008
    Berkeley Group Holdings P.L.C........................   521,771  26,378,946
    Betfair Group P.L.C..................................   337,205  21,113,326
    Bloomsbury Publishing P.L.C..........................   274,093     585,859
    Bovis Homes Group P.L.C..............................   738,776   9,899,559
    Bwin Party Digital Entertainment P.L.C............... 2,836,202   5,079,917
    Card Factory P.L.C...................................    37,162     184,967
*   Carpetright P.L.C....................................    82,608     466,750
    Centaur Media P.L.C..................................   537,905     519,200
    Cineworld Group P.L.C................................ 1,171,913   8,456,672
    Connect Group P.L.C.................................. 1,236,319   2,588,530
    Crest Nicholson Holdings P.L.C.......................   751,712   6,147,164
    Creston P.L.C........................................    22,394      33,189
    Daily Mail & General Trust P.L.C..................... 1,271,481  12,312,194
    Darty P.L.C.......................................... 1,332,051   1,932,412
    Debenhams P.L.C...................................... 6,544,475   7,348,048
    Dignity P.L.C........................................   249,726   8,385,330
    Domino's Pizza Group P.L.C...........................   845,611  11,895,664
    Dunelm Group P.L.C...................................   358,865   4,494,159
*   Enterprise Inns P.L.C................................ 2,861,188   3,767,818
    Entertainment One, Ltd...............................   525,999   1,127,058
    Euromoney Institutional Investor P.L.C...............   282,895   3,618,579
*   Findel P.L.C.........................................   303,005     842,114
*   Forminster P.L.C.....................................    43,333          --
    Fuller Smith & Turner P.L.C. Class A.................   134,418   2,207,471
*   Future P.L.C......................................... 1,301,863     179,158
    Games Workshop Group P.L.C...........................    98,402     737,059
    Greene King P.L.C.................................... 1,786,209  22,500,222
    Halfords Group P.L.C................................. 1,080,557   5,873,718
    Headlam Group P.L.C..................................   375,573   2,632,063
    Henry Boot P.L.C.....................................   417,992   1,328,254
    Home Retail Group P.L.C.............................. 3,986,671   7,794,767
*   Hornby P.L.C.........................................    50,434      60,150
    Howden Joinery Group P.L.C........................... 3,165,528  22,673,779
    Huntsworth P.L.C.....................................   938,084     484,967
    Inchcape P.L.C....................................... 2,190,976  22,528,237
    Informa P.L.C........................................ 3,309,192  30,095,576
    ITE Group P.L.C...................................... 1,304,330   2,618,008
    J D Wetherspoon P.L.C................................   459,179   4,434,285
    JD Sports Fashion P.L.C..............................   465,078   7,600,429
    John Menzies P.L.C...................................   283,192   1,654,581
*   Johnston Press P.L.C.................................    20,800      10,516
    Ladbrokes P.L.C...................................... 5,357,119   9,759,771
    Laura Ashley Holdings P.L.C.......................... 1,465,488     529,918
    Lookers P.L.C........................................ 1,889,052   4,262,361
    Marston's P.L.C...................................... 3,319,120   7,482,894
    Millennium & Copthorne Hotels P.L.C.................. 1,000,376   5,932,123

                                     2033

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Mitchells & Butlers P.L.C........................... 1,003,645 $  4,166,643
    MJ Gleeson P.L.C....................................   189,171    1,616,542
*   Mothercare P.L.C....................................   596,178    1,782,102
    N Brown Group P.L.C.................................   869,150    3,863,896
#*  Ocado Group P.L.C................................... 2,072,450    7,839,870
    Pendragon P.L.C..................................... 5,409,636    3,051,802
    Pets at Home Group P.L.C............................   617,919    2,270,949
    Photo-Me International P.L.C........................   636,891    1,405,431
    Poundland Group P.L.C...............................   548,303    1,113,514
*   Punch Taverns P.L.C.................................   133,442      223,998
    Rank Group P.L.C....................................   246,157      981,386
    Redrow P.L.C........................................ 1,390,578    8,837,673
    Restaurant Group P.L.C. (The).......................   977,184    7,444,675
*   Sportech P.L.C......................................   371,065      312,324
    SSP Group P.L.C.....................................    70,132      286,339
    STV Group P.L.C.....................................     4,868       32,042
    SuperGroup P.L.C....................................   239,090    5,017,675
    Taylor Wimpey P.L.C................................. 3,727,613   10,278,300
    Ted Baker P.L.C.....................................   149,410    6,400,439
*   Thomas Cook Group P.L.C............................. 6,943,222   10,621,249
    Topps Tiles P.L.C...................................   894,537    1,740,897
    Tribal Group P.L.C..................................   151,222       53,060
    Trinity Mirror P.L.C................................ 1,631,721    3,503,128
    UBM P.L.C........................................... 2,115,221   15,823,532
    UTV Media P.L.C.....................................   451,514    1,132,307
    Vitec Group P.L.C. (The)............................   159,205    1,268,461
    WH Smith P.L.C......................................   680,498   17,956,790
    William Hill P.L.C.................................. 4,105,574   22,856,328
    Wilmington P.L.C....................................   334,384    1,251,376
                                                                   ------------
Total Consumer Discretionary............................            479,731,412
                                                                   ------------
Consumer Staples -- (5.6%)
    A.G.BARR P.L.C......................................   417,894    3,143,573
    Anglo-Eastern Plantations P.L.C.....................   104,452      791,802
    Booker Group P.L.C.................................. 7,505,064   17,860,400
    Britvic P.L.C....................................... 1,120,971   11,572,968
    Cranswick P.L.C.....................................   263,709    7,870,119
    Dairy Crest Group P.L.C.............................   743,682    6,938,258
    Devro P.L.C.........................................   930,843    3,974,735
    Greencore Group P.L.C............................... 2,050,312   11,389,424
    Greggs P.L.C........................................   539,599    8,042,386
    Hilton Food Group P.L.C.............................    24,794      184,369
    McBride P.L.C.......................................   860,692    1,902,250
    McColl's Retail Group P.L.C.........................     6,083       12,043
*   Premier Foods P.L.C................................. 3,887,371    2,069,761
#   PZ Cussons P.L.C.................................... 1,331,771    5,066,360
#   REA Holdings P.L.C..................................    50,639      192,063
    Stock Spirits Group P.L.C...........................   322,754      614,509

                                     2034

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C................................... 2,291,490 $ 20,533,178
                                                                   ------------
Total Consumer Staples..................................            102,158,198
                                                                   ------------
Energy -- (3.4%)
#*  Afren P.L.C......................................... 5,446,344          543
    Amec Foster Wheeler P.L.C........................... 1,933,881   11,449,838
    Anglo Pacific Group P.L.C...........................   578,701      469,843
*   Cairn Energy P.L.C.................................. 2,512,540    5,135,978
#*  EnQuest P.L.C....................................... 3,485,836      777,136
*   Fortune Oil CVR..................................... 6,238,485        8,000
    Gulf Marine Services P.L.C..........................    31,549       38,875
*   Hardy Oil & Gas P.L.C...............................     2,590          461
    Hunting P.L.C.......................................   662,594    2,919,762
    James Fisher & Sons P.L.C...........................   238,889    3,682,451
    John Wood Group P.L.C............................... 1,820,460   16,827,151
*   Lamprell P.L.C...................................... 1,281,770    1,533,569
*   Ophir Energy P.L.C..................................   828,760    1,065,387
    Petrofac, Ltd....................................... 1,141,776   13,011,770
*   Premier Oil P.L.C................................... 2,461,246      666,335
    Soco International P.L.C............................   966,138    2,219,927
    Stobart Group, Ltd..................................   750,349    1,098,696
*   Tullow Oil P.L.C....................................   959,697    2,378,625
                                                                   ------------
Total Energy............................................             63,284,347
                                                                   ------------
Financials -- (15.5%)
    Amlin P.L.C......................................... 2,732,771   26,089,287
    Arrow Global Group P.L.C............................   256,570      822,913
#   Ashmore Group P.L.C................................. 1,715,308    5,394,185
    Beazley P.L.C....................................... 2,659,490   14,299,744
    BGEO Group P.L.C....................................   150,919    3,821,045
    Brewin Dolphin Holdings P.L.C....................... 1,422,796    5,685,672
    Capital & Counties Properties P.L.C.................   459,047    2,429,139
    Charles Stanley Group P.L.C.........................   122,025      537,563
    Charles Taylor P.L.C................................   192,071      664,334
    Chesnara P.L.C......................................   585,048    2,729,109
    Close Brothers Group P.L.C..........................   722,784   13,317,115
    Countrywide P.L.C...................................   500,015    2,508,142
    Daejan Holdings P.L.C...............................    31,527    2,756,978
    esure Group P.L.C...................................   659,704    2,363,919
    Foxtons Group P.L.C.................................   600,179    1,447,246
    Grainger P.L.C......................................    98,064      323,910
    Hansard Global P.L.C................................    16,468       25,481
*   Harworth Group P.L.C................................   306,801       50,856
    Helical Bar P.L.C...................................   630,825    3,628,849
    Henderson Group P.L.C............................... 5,474,341   21,780,850
    Hiscox, Ltd......................................... 1,480,745   21,031,188
    ICAP P.L.C.......................................... 2,606,844   18,033,359
    IG Group Holdings P.L.C............................. 1,792,534   18,805,043
*   Industrial & Commercial Holdings P.L.C..............     5,000           --
    Intermediate Capital Group P.L.C....................   592,075    4,935,627
    International Personal Finance P.L.C................   724,581    2,498,251
*   IP Group P.L.C...................................... 1,398,144    3,708,632

                                     2035

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Jardine Lloyd Thompson Group P.L.C..................   619,442 $  7,384,767
    Jupiter Fund Management P.L.C....................... 1,855,025   11,041,055
    Just Retirement Group P.L.C.........................   140,032      295,879
    Lancashire Holdings, Ltd............................ 1,084,204    9,691,899
    LSL Property Services P.L.C.........................   326,133    1,168,436
    Man Group P.L.C..................................... 7,936,721   18,561,270
    Novae Group P.L.C...................................   310,612    3,632,748
    OneSavings Bank P.L.C...............................    24,492      106,875
    Paragon Group of Cos. P.L.C. (The)..................   145,369      655,197
    Partnership Assurance Group P.L.C...................    11,106       19,427
    Phoenix Group Holdings.............................. 1,073,440   13,307,704
    Rathbone Brothers P.L.C.............................   163,115    5,257,312
*   Raven Russia, Ltd................................... 1,086,511      521,028
    S&U P.L.C...........................................    20,417      617,864
    Saga P.L.C..........................................    96,165      270,215
    Savills P.L.C.......................................   653,726    7,053,706
    St. Modwen Properties P.L.C......................... 1,015,579    5,624,577
    Tullett Prebon P.L.C................................ 1,209,924    5,826,087
    U & I Group P.L.C...................................   610,192    1,835,901
    UNITE Group P.L.C. (The)............................ 1,189,599   10,939,957
*   Waterloo Investment Holdings, Ltd...................     5,979          596
                                                                   ------------
Total Financials........................................            283,500,937
                                                                   ------------
Health Care -- (3.0%)
#*  Alizyme P.L.C.......................................   660,805           --
    Bioquell P.L.C......................................    90,893      187,902
#*  BTG P.L.C........................................... 1,335,534   11,192,489
    Cambian Group P.L.C.................................    63,163      105,102
*   Circassia Pharmaceuticals P.L.C.....................   103,769      430,548
    Consort Medical P.L.C...............................   238,317    3,450,545
    Dechra Pharmaceuticals P.L.C........................   428,975    6,127,449
    Genus P.L.C.........................................   291,166    5,975,683
    Indivior P.L.C...................................... 1,480,659    3,205,376
*   Oxford Biomedica P.L.C..............................   501,270       49,932
*   Skyepharma P.L.C....................................   322,164    1,814,948
    Spire Healthcare Group P.L.C........................    33,233      153,742
    STERIS P.L.C........................................   129,455    8,967,316
    UDG Healthcare P.L.C................................ 1,186,662    8,870,393
*   Vectura Group P.L.C................................. 1,990,316    4,780,438
                                                                   ------------
Total Health Care.......................................             55,311,863
                                                                   ------------
Industrials -- (22.0%)
    AA P.L.C............................................    35,385      149,158
    Aggreko P.L.C.......................................    55,900      682,355
    Air Partner P.L.C...................................    40,969      226,811
    Alumasc Group P.L.C. (The)..........................   120,110      320,561
    Avon Rubber P.L.C...................................   101,804    1,156,187
*   Balfour Beatty P.L.C................................ 3,549,781   12,729,170
    BBA Aviation P.L.C.................................. 5,623,297   13,100,380
    Berendsen P.L.C.....................................   823,219   12,836,663
    Bodycote P.L.C...................................... 1,121,708    8,773,103
    Braemar Shipping Services P.L.C.....................    84,411      557,320

                                     2036

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Brammer P.L.C.......................................   618,328 $ 1,496,159
    Cape P.L.C..........................................   655,560   2,112,741
#   Carillion P.L.C..................................... 2,298,690   9,034,042
    Carr's Group P.L.C..................................   343,111     776,142
    Castings P.L.C......................................   157,187   1,052,002
    Chemring Group P.L.C................................ 1,134,757   2,718,817
    Clarkson P.L.C......................................    66,422   1,953,976
    Cobham P.L.C........................................ 5,276,532  19,156,980
    Communisis P.L.C.................................... 1,025,909     651,394
    Costain Group P.L.C.................................   408,045   2,044,026
    DCC P.L.C...........................................   242,927  18,754,682
    De La Rue P.L.C.....................................   512,292   3,258,677
#   Dialight P.L.C......................................   103,553     661,771
    Diploma P.L.C.......................................   579,262   5,548,848
    Fenner P.L.C........................................ 1,016,768   1,542,287
*   Firstgroup P.L.C.................................... 5,943,374   7,915,719
*   Flybe Group P.L.C...................................   274,129     289,833
    G4S P.L.C...........................................   203,377     660,245
    Galliford Try P.L.C.................................   390,438   8,298,137
    Go-Ahead Group P.L.C................................   220,066   7,726,527
    Goodwin P.L.C.......................................       383       9,552
    Grafton Group P.L.C.................................   951,619   9,564,809
    Harvey Nash Group P.L.C.............................    46,693      50,250
    Hays P.L.C.......................................... 6,566,676  11,923,062
    Hogg Robinson Group P.L.C...........................   134,014     134,607
    HomeServe P.L.C..................................... 1,369,369   7,927,913
    IMI P.L.C...........................................   888,298  10,257,306
    Interserve P.L.C....................................   758,481   5,073,005
    Keller Group P.L.C..................................   371,761   4,348,777
    Kier Group P.L.C....................................   430,156   8,202,624
    Lavendon Group P.L.C................................   812,054   1,569,762
    Management Consulting Group P.L.C................... 1,467,589     306,891
    Mears Group P.L.C...................................   544,440   3,304,848
    Meggitt P.L.C....................................... 1,033,480   5,375,115
*   Melrose Industries P.L.C............................   753,040   3,210,506
    Michael Page International P.L.C.................... 1,368,971   7,949,424
    Mitie Group P.L.C................................... 1,849,555   7,472,204
    Morgan Advanced Materials P.L.C..................... 1,484,937   4,516,720
    Morgan Sindall Group P.L.C..........................   191,927   1,958,543
    National Express Group P.L.C........................ 2,195,042   9,503,890
    Norcros P.L.C.......................................    27,976      72,074
    Northgate P.L.C.....................................   696,607   3,325,460
    PayPoint P.L.C......................................   246,900   2,789,330
    Polypipe Group P.L.C................................    51,933     232,290
    QinetiQ Group P.L.C................................. 3,243,810  10,760,389
    Regus P.L.C......................................... 3,349,423  14,159,020
*   Renold P.L.C........................................   193,435     131,979
    Rentokil Initial P.L.C.............................. 8,861,710  19,840,899
    Ricardo P.L.C.......................................   271,798   3,079,307
    Robert Walters P.L.C................................   381,498   1,802,252
    Rotork P.L.C........................................ 3,621,656   8,867,325
    RPS Group P.L.C..................................... 1,222,251   3,195,491
    Senior P.L.C........................................ 2,105,362   6,587,307

                                     2037

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
*   Serco Group P.L.C...................................   341,883 $    417,331
    Severfield P.L.C.................................... 1,262,597    1,062,871
    Shanks Group P.L.C.................................. 2,388,845    3,034,235
    SIG P.L.C........................................... 3,113,733    5,976,630
    Speedy Hire P.L.C................................... 2,785,594    1,648,167
    Spirax-Sarco Engineering P.L.C......................   355,118   15,499,878
    St. Ives P.L.C......................................   654,912    2,083,556
    Stagecoach Group P.L.C.............................. 2,052,864    8,155,785
    Sthree P.L.C........................................   407,731    1,787,314
    T Clarke P.L.C......................................   147,457      182,753
#   Tarsus Group P.L.C..................................   207,820      657,040
    Trifast P.L.C.......................................   447,201      729,494
    Tyman P.L.C.........................................    65,211      244,008
#   UK Mail Group P.L.C.................................   189,686      767,355
    Ultra Electronics Holdings P.L.C....................   365,324    9,939,720
    Vesuvius P.L.C...................................... 1,374,189    5,942,302
*   Volex P.L.C.........................................   307,047      198,169
    Vp P.L.C............................................   160,962    1,598,187
    Weir Group P.L.C. (The).............................   460,518    5,701,873
*   Wincanton P.L.C.....................................   612,048    1,467,291
    WS Atkins P.L.C.....................................   502,623   10,380,836
    XP Power, Ltd.......................................    74,988    1,630,987
                                                                   ------------
Total Industrials.......................................            402,793,426
                                                                   ------------
Information Technology -- (9.0%)
    Acal P.L.C..........................................   202,289      748,419
*   ARRIS International P.L.C...........................   211,459    5,385,855
    AVEVA Group P.L.C...................................   322,264    6,158,300
    Computacenter P.L.C.................................   389,033    4,588,050
    E2V Technologies P.L.C..............................   798,868    2,413,387
    Electrocomponents P.L.C............................. 2,369,706    7,108,520
    Fidessa Group P.L.C.................................   164,663    4,424,537
    Halma P.L.C......................................... 1,951,180   23,348,227
#*  Imagination Technologies Group P.L.C................ 1,293,437    2,453,602
    Laird P.L.C......................................... 1,454,587    7,397,163
    Micro Focus International P.L.C.....................   637,349   12,624,063
    Moneysupermarket.com Group P.L.C.................... 2,068,485   10,008,581
    NCC Group P.L.C.....................................   745,824    3,365,102
    Oxford Instruments P.L.C............................   210,872    2,207,808
    Playtech P.L.C......................................   960,141   10,551,478
    Premier Farnell P.L.C............................... 1,770,342    2,545,227
    Renishaw P.L.C......................................   171,571    4,469,597
    Rightmove P.L.C.....................................   477,301   27,234,135
    RM P.L.C............................................   318,504      733,173
    SDL P.L.C...........................................   388,032    2,485,569
    Sepura P.L.C........................................   322,176      800,020
    Spectris P.L.C......................................   573,376   12,988,307
    Spirent Communications P.L.C........................ 2,870,632    3,038,963
    TT Electronics P.L.C................................   828,017    1,876,593
    Xaar P.L.C..........................................   369,039    2,526,091
    Xchanging P.L.C..................................... 1,317,646    3,560,451

                                     2038

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
Information Technology -- (Continued)
    Zoopla Property Group P.L.C.......................     20,728 $     63,469
                                                                  ------------
Total Information Technology..........................             165,104,687
                                                                  ------------
Materials -- (7.1%)
    Acacia Mining P.L.C...............................    711,371    2,101,776
    British Polythene Industries P.L.C................    135,206    1,341,213
    Carclo P.L.C......................................    213,640      420,024
    Centamin P.L.C....................................  5,778,809    5,604,960
    Croda International P.L.C.........................    447,752   18,286,035
    DS Smith P.L.C....................................  4,938,232   25,837,994
    Elementis P.L.C...................................  2,231,940    6,854,440
    Essentra P.L.C....................................  1,251,793   13,154,848
*   Evraz P.L.C.......................................  1,320,704    1,179,391
    Ferrexpo P.L.C....................................    945,143      233,724
    Gem Diamonds, Ltd.................................    546,319      919,839
    Hill & Smith Holdings P.L.C.......................    414,294    4,443,545
#*  Hochschild Mining P.L.C...........................  1,097,123      738,045
#*  KAZ Minerals P.L.C................................  1,271,344    2,096,781
    Low & Bonar P.L.C.................................  1,119,286    1,002,355
    Marshalls P.L.C...................................    987,153    4,341,957
    Petra Diamonds, Ltd...............................  1,551,908    1,965,189
#*  Petropavlovsk P.L.C............................... 14,546,334    1,156,114
    Rexam P.L.C.......................................    861,780    7,389,042
    RPC Group P.L.C...................................  1,506,799   16,186,944
    Synthomer P.L.C...................................  1,277,033    5,367,855
#   Vedanta Resources P.L.C...........................    424,917    1,489,997
    Victrex P.L.C.....................................    371,614    8,249,641
    Zotefoams P.L.C...................................     93,537      389,887
                                                                  ------------
Total Materials.......................................             130,751,596
                                                                  ------------
Real Estate Investment Trusts -- (0.6%)
    Equinix, Inc......................................     33,972   10,550,586
                                                                  ------------
Telecommunication Services -- (1.7%)
    Cable & Wireless Communications P.L.C............. 17,713,479   17,461,660
    Inmarsat P.L.C....................................     78,170    1,230,745
    KCOM Group P.L.C..................................  3,019,429    5,015,769
#   TalkTalk Telecom Group P.L.C......................  2,586,447    8,106,818
                                                                  ------------
Total Telecommunication Services......................              31,814,992
                                                                  ------------
Utilities -- (1.9%)
    Dee Valley Group P.L.C............................     12,109      241,558
#   Drax Group P.L.C..................................  2,006,082    7,240,557
#   Pennon Group P.L.C................................  1,817,348   23,035,503

                                     2039

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                           --------- --------------
Utilities -- (Continued)
#    Telecom Plus P.L.C...................................   251,786 $    3,619,740
                                                                     --------------
Total Utilities...........................................               34,137,358
                                                                     --------------
TOTAL COMMON STOCKS.......................................            1,759,139,402
                                                                     --------------
TOTAL INVESTMENT SECURITIES...............................            1,759,139,402
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@ DFA Short Term Investment Fund....................... 6,480,348     74,977,622
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,566,749,891)^^.....           $1,834,117,024
                                                                     ==============

                                     2040

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------------
                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                  ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary........          -- $  479,731,412   --    $  479,731,412
   Consumer Staples..............          --    102,158,198   --       102,158,198
   Energy........................          --     63,284,347   --        63,284,347
   Financials....................          --    283,500,937   --       283,500,937
   Health Care................... $ 8,967,316     46,344,547   --        55,311,863
   Industrials...................          --    402,793,426   --       402,793,426
   Information Technology........   5,385,855    159,718,832   --       165,104,687
   Materials.....................          --    130,751,596   --       130,751,596
   Real Estate Investment Trusts.  10,550,586             --   --        10,550,586
   Telecommunication Services....          --     31,814,992   --        31,814,992
   Utilities.....................          --     34,137,358   --        34,137,358
Securities Lending Collateral....          --     74,977,622   --        74,977,622
                                  ----------- --------------   --    --------------
TOTAL............................ $24,903,757 $1,809,213,267   --    $1,834,117,024
                                  =========== ==============   ==    ==============

                                     2041

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (90.8%)

AUSTRIA -- (2.6%)
    Agrana Beteiligungs AG..............................    16,785 $  1,542,658
    AMAG Austria Metall AG..............................     3,703      118,300
    Andritz AG..........................................   126,787    5,895,389
    Atrium European Real Estate, Ltd....................   663,195    2,282,151
    Austria Technologie & Systemtechnik AG..............   154,803    2,010,245
    BUWOG AG............................................   258,961    5,323,167
    CA Immobilien Anlagen AG............................   254,126    4,358,165
#*  Conwert Immobilien Invest SE........................   338,470    4,786,570
    DO & CO AG..........................................    29,001    2,954,068
#   EVN AG..............................................   199,009    2,199,342
*   FACC AG.............................................    13,267       71,055
    Flughafen Wien AG...................................    18,382    1,616,032
*   IMMOFINANZ AG....................................... 1,407,390    2,652,435
    Josef Manner & Co. AG...............................       870       45,665
    Kapsch TrafficCom AG................................    30,685    1,082,260
#   Lenzing AG..........................................    51,632    3,451,712
    Mayr Melnhof Karton AG..............................    49,358    5,601,105
    Oberbank AG.........................................    41,134    2,517,375
    Oesterreichische Post AG............................   194,685    6,909,512
    Palfinger AG........................................    76,783    2,191,456
    POLYTEC Holding AG..................................    92,160      720,097
    Porr Ag.............................................    47,954    1,286,184
*   Raiffeisen Bank International AG....................   472,066    5,954,373
    RHI AG..............................................   137,992    2,592,846
#   Rosenbauer International AG.........................    18,560    1,088,786
    S IMMO AG...........................................   308,031    2,560,613
#   Schoeller-Bleckmann Oilfield Equipment AG...........    52,123    2,720,762
    Semperit AG Holding.................................    69,369    2,073,605
    Strabag SE..........................................    99,312    2,424,224
    Telekom Austria AG..................................   217,587    1,198,976
    UBM Development AG..................................       314       10,081
    UNIQA Insurance Group AG............................   570,563    3,609,467
#   Verbund AG..........................................   223,845    2,706,157
    Vienna Insurance Group AG Wiener Versicherung Gruppe    50,216    1,240,595
    Voestalpine AG......................................    23,261      611,743
    Wienerberger AG.....................................   552,075    8,448,249
    Wolford AG..........................................    11,252      305,014
    Zumtobel Group AG...................................   166,510    3,455,752
                                                                   ------------
TOTAL AUSTRIA...........................................            100,616,186
                                                                   ------------
BELGIUM -- (3.9%)
#*  Ablynx NV...........................................   303,349    4,419,759
    Ackermans & van Haaren NV...........................   134,383   17,411,502
*   AGFA-Gevaert NV.....................................   965,465    4,120,389
#   Atenor Group........................................     6,678      321,310
    Banque Nationale de Belgique........................       986    3,287,387
    Barco NV............................................    65,535    4,115,564
    Bekaert SA..........................................   183,930    5,925,957
*   BHF Kleinwort Benson Group..........................   329,899    2,049,660
    bpost SA............................................   278,795    6,613,832
*   Celyad SA...........................................     2,777       97,141

                                     2042

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE...............................    49,147 $  5,035,890
#   Cie Immobiliere de Belgique SA......................    14,576      665,721
    Co.Br.Ha Societe Commerciale de Brasserie SA........       111      341,831
    D'ieteren SA........................................   131,557    4,305,991
*   Dalenys.............................................    18,045      122,596
    Deceuninck NV.......................................   358,205      840,731
    Econocom Group SA...................................   343,333    3,219,067
    Elia System Operator SA.............................   169,789    8,188,368
    Euronav NV..........................................   679,242    7,920,948
#   EVS Broadcast Equipment SA..........................    74,156    2,372,420
#   Exmar NV............................................   174,456    1,704,143
    Fagron..............................................   127,980      954,804
*   Galapagos NV........................................   148,075    7,378,758
    Gimv NV.............................................    19,421      935,856
    Ion Beam Applications...............................   115,719    3,900,642
    Jensen-Group NV.....................................    13,482      348,334
    Kinepolis Group NV..................................    94,699    4,011,609
    Lotus Bakeries......................................     1,454    2,749,469
#*  MDxHealth...........................................   180,487      757,530
    Melexis NV..........................................   113,838    5,720,989
*   Mobistar SA.........................................   167,280    3,476,350
#*  Nyrstar NV.......................................... 2,609,398    3,828,784
    Ontex Group NV......................................    90,386    3,349,682
#   Picanol.............................................    28,800    1,285,438
    RealDolmen..........................................     8,137      154,561
*   RealDolmen NV.......................................       120            2
    Recticel SA.........................................   199,901    1,149,222
#   Resilux.............................................     5,006      693,746
*   Roularta Media Group NV.............................    10,263      256,916
    Sioen Industries NV.................................    50,430      910,368
    Sipef SA............................................    25,871    1,359,582
    TER Beke SA.........................................     2,260      238,867
*   Tessenderlo Chemie NV...............................   190,301    5,039,662
#*  ThromboGenics NV....................................   159,152      518,626
    Umicore SA..........................................   434,045   15,957,838
    Van de Velde NV.....................................    36,017    2,199,036
#*  Viohalco SA.........................................   583,796      830,489
                                                                   ------------
TOTAL BELGIUM...........................................            151,087,367
                                                                   ------------
DENMARK -- (5.0%)
    ALK-Abello A.S......................................    30,494    4,219,021
    Alm Brand A.S.......................................   468,716    3,139,687
#   Ambu A.S. Class B...................................   124,859    3,874,777
    Arkil Holding A.S. Class B..........................       504       74,903
#*  Bang & Olufsen A.S..................................   167,328    1,765,070
    BankNordik P/F......................................     1,753       30,708
*   Bavarian Nordic A.S.................................   143,640    6,024,303
    Brodrene Hartmann A.S...............................    13,519      523,893
#*  D/S Norden A.S......................................   132,398    1,765,176
    DFDS A.S............................................   156,210    5,543,436
    Djurslands Bank A.S.................................     8,970      309,941
    FE Bording A.S......................................       156       17,338
#   FLSmidth & Co. A.S..................................   260,041    9,120,119

                                     2043

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B...............................     4,198 $    209,555
*   Genmab A.S..........................................   217,338   27,292,621
    GN Store Nord A.S...................................   826,732   15,477,457
*   GPV Industri A.S. Series B..........................     2,200           --
    Gronlandsbanken A.S.................................     1,125      104,418
#*  H Lundbeck A.S......................................   248,731    8,078,933
*   H+H International A.S. Class B......................    40,093      484,678
    Harboes Bryggeri A.S. Class B.......................    16,516      276,034
    IC Group A.S........................................    38,440    1,239,538
#*  Jeudan A.S..........................................     5,775      624,347
*   Jyske Bank A.S......................................   271,315   11,913,757
    Lan & Spar Bank.....................................     4,981      293,429
    Matas A.S...........................................    66,470    1,256,123
    NKT Holding A.S.....................................   121,196    6,737,263
    Nordjyske Bank A.S..................................    35,266      534,472
*   Parken Sport & Entertainment A.S....................    33,556      280,191
    PER Aarsleff A.S. Class B...........................    10,732    3,290,489
    Ringkjoebing Landbobank A.S.........................    23,199    4,824,545
    Roblon A.S. Class B.................................     2,700       85,454
#   Rockwool International A.S. Class B.................    30,771    4,661,765
    Royal Unibrew A.S...................................   227,860    9,553,832
    RTX A.S.............................................    29,629      340,411
*   Santa Fe Group A.S..................................   127,806    1,211,181
    Schouw & Co.........................................    71,589    4,229,498
    SimCorp A.S.........................................   209,269   10,267,504
    Solar A.S. Class B..................................    26,813    1,514,835
    Spar Nord Bank A.S..................................   351,498    2,892,637
    Sydbank A.S.........................................   351,217   10,255,457
    TDC A.S............................................. 1,126,830    4,839,109
    Tivoli A.S..........................................       937      496,777
#*  TK Development A.S..................................   608,784      637,031
*   Topdanmark A.S......................................   491,266   12,484,449
#   United International Enterprises....................    10,218    1,471,362
#*  Vestjysk Bank A.S...................................    53,413       61,250
*   William Demant Holding A.S..........................    73,082    6,442,240
#*  Zealand Pharma A.S..................................    62,015    1,147,491
                                                                   ------------
TOTAL DENMARK...........................................            191,918,505
                                                                   ------------
FINLAND -- (6.3%)
    Ahlstrom Oyj........................................    46,794      381,023
    Aktia Bank Oyj......................................    59,107      645,462
    Alandsbanken Abp Class B............................    21,354      354,052
    Alma Media Oyj......................................    42,130      155,381
    Amer Sports Oyj.....................................   641,324   17,553,936
    Apetit Oyj..........................................    18,766      254,545
#   Aspo Oyj............................................    92,762      699,934
    Atria Oyj...........................................    40,671      392,974
#   BasWare Oyj.........................................    43,305    1,526,829
*   Biotie Therapies Oyj................................ 1,742,936      540,103
#   Bittium Oyj.........................................     3,001       20,364
    Cargotec Oyj Class B................................   235,592    7,510,033
    Caverion Corp.......................................   522,975    4,983,041
    Citycon Oyj......................................... 2,156,160    5,145,678

                                     2044

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
FINLAND -- (Continued)
    Comptel Oyj.........................................   326,527 $   513,653
    Cramo Oyj...........................................   181,445   3,489,738
#   Digia Oyj...........................................    48,912     370,402
    Elisa Oyj...........................................   734,075  26,587,573
    F-Secure Oyj........................................   524,454   1,433,395
*   Finnair Oyj.........................................   450,180   2,413,124
    Fiskars Oyj Abp.....................................   190,312   3,685,181
*   GeoSentric Oyj......................................   244,900          --
    Glaston Oyj Abp.....................................    46,084      23,770
    HKScan Oyj Class A..................................   172,657     658,857
    Huhtamaki Oyj.......................................   467,536  16,527,179
    Ilkka-Yhtyma Oyj....................................    61,503     134,400
    Kemira Oyj..........................................   637,200   7,218,967
#   Kesko Oyj Class A...................................     2,223      84,041
    Kesko Oyj Class B...................................   345,206  13,849,763
#   Konecranes Oyj......................................   262,339   5,821,915
    Lassila & Tikanoja Oyj..............................   171,857   3,227,074
*   Lemminkainen Oyj....................................    30,098     423,758
    Metsa Board Oyj..................................... 1,498,878  10,023,630
    Metso Oyj...........................................   435,774   8,991,778
#   Munksjo Oyj.........................................    24,345     209,171
    Neste Oyj...........................................   223,876   7,013,881
#   Nokian Renkaat Oyj..................................   623,433  21,196,853
    Okmetic Oyj.........................................    66,625     489,385
#   Olvi Oyj Class A....................................    68,749   1,658,633
*   Oriola-KD Oyj Class A...............................     6,054      26,776
*   Oriola-KD Oyj Class B...............................   628,439   2,856,212
    Orion Oyj Class A...................................   126,645   4,089,844
    Orion Oyj Class B...................................   420,544  13,874,668
#*  Outokumpu Oyj....................................... 3,022,031   7,429,452
#   Outotec Oyj.........................................    16,031      62,988
#   PKC Group Oyj.......................................   115,436   1,792,548
    Ponsse Oy...........................................    45,516     896,731
*   Poyry Oyj...........................................   188,253     713,952
    Raisio Oyj Class V..................................   548,453   2,449,050
    Ramirent Oyj........................................   336,343   2,248,307
    Rapala VMC Oyj......................................   109,543     539,078
    Revenio Group Oyj...................................    23,248     703,533
    Saga Furs Oyj.......................................     7,475     120,927
#   Sanoma Oyj..........................................   754,064   3,483,802
    Sponda Oyj..........................................   281,402   1,151,000
    SRV Group Oyj.......................................    15,301      47,611
*   Stockmann Oyj Abp...................................    42,474     324,000
#*  Stockmann Oyj Abp Class B...........................   141,026   1,083,450
    Technopolis Oyj.....................................   572,771   2,262,671
    Teleste Oyj.........................................    46,406     436,690
    Tieto Oyj...........................................   295,694   7,960,933
    Tikkurila Oyj.......................................   190,569   3,232,106
    Uponor Oyj..........................................   283,661   4,364,252
    Vaisala Oyj Class A.................................    44,325   1,146,460
    Valmet Oyj..........................................   342,154   3,401,625
    Viking Line Abp.....................................    10,366     254,764

                                     2045

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    YIT Oyj.............................................   107,539 $    572,922
                                                                   ------------
TOTAL FINLAND...........................................            243,735,828
                                                                   ------------
FRANCE -- (11.7%)
    ABC Arbitrage.......................................    35,799      193,519
    Actia Group.........................................    48,398      299,770
#*  Air France-KLM...................................... 1,111,495    8,925,078
    Akka Technologies...................................    46,502    1,337,757
    Albioma SA..........................................    84,560    1,189,719
    Altamir.............................................    97,473    1,062,378
    Alten SA............................................   135,328    7,617,320
    Altran Technologies SA..............................   771,932    9,748,365
    April SA............................................    74,473      989,278
#*  Archos..............................................   111,720      156,987
    Arkema SA...........................................   286,183   17,875,247
#   Assystem............................................    63,007    1,529,350
    Aubay...............................................    23,726      512,725
    Axway Software SA...................................    28,746      725,761
    Bastide le Confort Medical..........................     8,920      173,494
#   Beneteau SA.........................................   193,357    2,349,071
    BioMerieux..........................................    71,574    9,000,947
    Boiron SA...........................................    38,334    2,890,019
    Bollore SA(4572709).................................   109,748      442,936
*   Bollore SA(BZ0G303).................................     2,744       10,891
    Bonduelle SCA.......................................    76,003    1,975,659
#   Bourbon SA..........................................    15,720      204,769
    Burelle SA..........................................     3,739    3,218,079
    Catering International Services.....................    14,124      213,122
*   Cegedim SA..........................................    23,645      706,186
    Cegid Group SA......................................    26,749    1,451,861
#*  CGG SA.............................................. 3,104,352    2,604,914
    Chargeurs SA........................................    95,815      881,026
    Cie des Alpes.......................................    38,937      593,413
*   Coface SA...........................................    51,633      423,462
*   Derichebourg SA.....................................   554,692    1,757,468
    Devoteam SA.........................................    26,531      983,115
    Dom Security........................................     2,414       65,164
#   Edenred.............................................   646,954   12,172,313
    Eiffage SA..........................................   229,296   15,747,300
#   Electricite de Strasbourg SA........................    21,168    2,291,411
    Elior...............................................   192,766    3,873,030
#*  Eramet..............................................    28,909      628,338
*   Esso SA Francaise...................................    14,895      710,732
#*  Etablissements Maurel et Prom.......................   415,136    1,238,924
    Euler Hermes Group..................................    56,627    4,842,322
    Eurofins Scientific SE..............................    47,119   15,458,054
    Euronext NV.........................................    70,492    3,417,199
#   Exel Industries Class A.............................    10,330      785,461
    Faiveley Transport SA...............................    34,183    3,408,260
    Faurecia............................................   306,467   11,132,113
    Fimalac.............................................    16,610    1,386,649
    Fleury Michon SA....................................     5,962      397,593
*   Futuren SA..........................................   614,855      340,713

                                     2046

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
FRANCE -- (Continued)
#*  GameLoft SE......................................... 217,331 $ 1,192,814
    Gaumont SA..........................................  13,521     802,498
    Gaztransport Et Technigaz SA........................  69,131   2,584,967
    GEA.................................................   2,433     195,034
#*  GECI International..................................  59,392          --
    Gevelot SA..........................................   3,466     471,199
    GFI Informatique SA.................................     868       7,921
    GL Events...........................................  46,718     815,640
    Groupe Crit.........................................  23,459   1,275,420
*   Groupe Flo..........................................  35,997      73,878
*   Groupe Fnac SA......................................  42,412   2,432,683
#   Groupe Gorge........................................  20,272     497,490
    Groupe Open.........................................  26,685     450,266
    Guerbet.............................................  33,267   2,728,803
    Haulotte Group SA...................................  70,603   1,058,894
    Havas SA............................................ 305,254   2,432,313
    Herige SADCS........................................   6,914     142,457
#*  Hipay Group SA......................................  24,579     226,711
*   ID Logistics Group..................................      92      10,474
    Imerys SA...........................................  91,286   5,649,288
    Interparfums SA.....................................  48,452   1,168,656
    Ipsen SA............................................ 170,560   9,831,010
    IPSOS............................................... 161,750   3,316,976
    Jacquet Metal Service...............................  67,512     914,320
    Korian SA........................................... 191,713   6,487,672
    Lagardere SCA....................................... 619,304  17,599,256
    Lanson-BCC..........................................   8,795     292,777
    Laurent-Perrier.....................................  12,372   1,095,491
*   Le Noble Age........................................  24,612     638,193
    Lectra.............................................. 116,672   1,493,525
    Linedata Services...................................   2,105      73,988
    LISI................................................  91,883   2,251,067
    Maisons France Confort SA...........................  15,298     654,815
    Manitou BF SA.......................................  48,399     864,342
    Manutan International...............................  14,076     781,721
    Mersen.............................................. 117,956   1,712,171
#*  METabolic EXplorer SA............................... 151,621     356,444
    Metropole Television SA............................. 293,607   4,680,875
    MGI Coutier.........................................  56,309   1,026,112
    Mr Bricolage........................................  30,731     417,838
#*  Naturex.............................................  30,862   2,404,763
#   Neopost SA.......................................... 173,646   4,155,786
*   Nexans SA........................................... 175,006   6,701,672
    Nexity SA........................................... 159,595   7,223,291
#*  Nicox...............................................  61,088     500,963
*   NRJ Group...........................................  71,278     747,405
#   Oeneo SA............................................  87,193     670,054
#*  Onxeo SA(B04P0G6)...................................  38,734     144,535
#*  Onxeo SA(BPFJVR0)...................................  48,958     184,803
    Orpea............................................... 167,853  13,287,105
*   Parrot SA...........................................  30,506     683,502
*   Pierre & Vacances SA................................  25,491     798,153

                                     2047

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
FRANCE -- (Continued)
#   Plastic Omnium SA...................................   318,364 $10,395,152
    PSB Industries SA...................................     8,161     434,209
#   Rallye SA...........................................   120,177   1,839,271
*   Recylex SA..........................................    46,552     127,326
    Rexel SA............................................ 1,044,821  12,373,501
    Robertet SA.........................................     3,063     797,411
    Rothschild & Co.....................................    19,179     443,432
    Rubis SCA...........................................   195,671  14,639,465
    Saft Groupe SA......................................   156,473   4,090,027
    Samse SA............................................     8,068     978,998
    Sartorius Stedim Biotech............................    17,869   6,516,741
    Savencia SA.........................................    33,142   2,100,737
    SEB SA..............................................   120,657  11,779,932
    Seche Environnement SA..............................    11,799     313,205
#*  Sequana SA..........................................   289,137     992,332
#*  Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    60,258   2,130,140
#*  Societe Internationale de Plantations d'Heveas SA...     7,523     212,275
    Societe Marseillaise du Tunnel Prado-Carenage SA....     3,434     128,368
    Societe pour l'Informatique Industrielle............    39,566     420,359
    Societe Television Francaise 1......................   621,656   6,991,301
#*  SOITEC..............................................   964,682     565,230
#*  Solocal Group.......................................   170,329   1,152,922
#   Somfy SA............................................    21,025   7,170,074
    Sopra Steria Group..................................    74,501   8,075,830
*   Spir Communication SA...............................     3,516      33,397
*   Stallergenes Greer P.L.C............................    12,201     364,055
#*  Ste Industrielle d'Aviation Latecoere SA............   292,288   1,152,021
    Stef SA.............................................    28,166   1,872,396
#*  Store Electronic....................................    12,202     236,817
    Sword Group.........................................    31,975     860,620
    Synergie SA.........................................    70,320   1,840,965
    Tarkett SA..........................................    23,019     611,700
    Technicolor SA...................................... 1,482,868  10,537,740
    Technip SA..........................................    17,170     800,028
    Teleperformance.....................................   348,982  29,075,536
#   Tessi SA............................................     6,807     989,270
#   TFF Group...........................................     5,065     531,951
#   Thermador Groupe....................................    12,774   1,198,895
    Total Gabon.........................................     1,515     220,796
*   Touax SA............................................     4,773      45,476
    Trigano SA..........................................    46,958   2,965,254
*   UBISOFT Entertainment...............................   521,852  14,334,101
    Union Financiere de France BQE SA...................    16,855     426,090
#   Vallourec SA........................................   246,190   1,080,126
#*  Valneva SE..........................................   218,939     773,784
#   Vetoquinol SA.......................................    16,625     662,748
    Vicat SA............................................    75,409   4,073,713
#   VIEL & Cie SA.......................................   161,700     579,049
#   Vilmorin & Cie SA...................................    26,220   1,853,552
    Virbac SA...........................................    22,063   4,053,174
    Vranken-Pommery Monopole SA.........................    18,262     468,649

                                     2048

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
FRANCE -- (Continued)
*   Worldline SA........................................   6,840 $    161,688
                                                                 ------------
TOTAL FRANCE............................................          452,619,122
                                                                 ------------
GERMANY -- (14.4%)
    Aareal Bank AG...................................... 409,233   11,198,955
    Adler Modemaerkte AG................................  41,855      415,810
*   ADVA Optical Networking SE.......................... 194,362    1,834,981
#*  AIXTRON SE.......................................... 396,410    1,434,241
*   Aligna AG........................................... 318,087           --
    All for One Steeb AG................................     569       42,243
    Allgeier SE.........................................  26,260      445,666
    Amadeus Fire AG.....................................  29,384    2,115,248
*   AS Creation Tapeten.................................   7,109      222,166
    Aurubis AG.......................................... 178,175    7,264,257
#   Axel Springer SE.................................... 191,414    9,967,395
#   Balda AG............................................ 128,733      348,150
    Basler AG...........................................   3,576      197,737
    Bauer AG............................................  33,835      518,471
#   BayWa AG(5838057)...................................  73,868    2,163,297
    BayWa AG(5838068)...................................     124        4,268
    Bechtle AG..........................................  80,333    7,092,121
#   Bertrandt AG........................................  27,357    3,028,134
    Bijou Brigitte AG...................................  19,236    1,166,109
#   Bilfinger SE........................................ 161,796    7,141,865
#   Biotest AG..........................................  60,306      988,408
*   BKN International AG................................  33,408           --
    Borussia Dortmund GmbH & Co. KGaA................... 473,904    2,025,224
    CANCOM SE...........................................  77,352    3,416,250
    Carl Zeiss Meditec AG............................... 160,352    4,740,110
    CENIT AG............................................  50,676    1,048,769
    CENTROTEC Sustainable AG............................  40,533      557,297
    Cewe Stiftung & Co. KGAA............................  30,523    1,621,993
    Comdirect Bank AG................................... 173,523    1,906,443
    CompuGroup Medical AG............................... 118,345    4,759,602
*   Constantin Medien AG................................ 340,089      704,746
*   CropEnergies AG..................................... 114,550      516,209
    CTS Eventim AG & Co. KGaA........................... 216,083    7,948,820
    Data Modul AG.......................................  11,455      465,206
*   DEAG Deutsche Entertainment AG......................  13,697       47,786
#   Delticom AG.........................................  28,981      569,481
    Deutsche Beteiligungs AG............................  31,735      945,187
    Deutsche EuroShop AG................................  99,310    4,247,409
*   Deutsche Lufthansa AG...............................  28,830      422,753
    Deutz AG............................................ 599,311    1,950,898
#*  Dialog Semiconductor P.L.C.......................... 364,163   11,140,901
    DIC Asset AG........................................  76,202      740,424
    DMG Mori AG......................................... 308,295   12,325,283
    Dr Hoenle AG........................................  25,078      643,816
    Draegerwerk AG & Co. KGaA...........................   8,894      542,921
#   Drillisch AG........................................ 220,824    9,085,837
    Duerr AG............................................ 133,802    9,060,333
    Eckert & Ziegler AG.................................  17,297      342,621
    Elmos Semiconductor AG..............................  53,117      809,326

                                     2049

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
GERMANY -- (Continued)
    ElringKlinger AG....................................   130,170 $ 3,292,414
    Erlus AG............................................     2,970     193,653
*   Euromicron AG.......................................    32,612     245,405
*   Evotec AG........................................... 1,103,203   4,123,769
    Fielmann AG.........................................   120,175   9,067,431
*   First Sensor AG.....................................    19,888     235,911
    Francotyp-Postalia Holding AG Class A...............    53,729     256,610
    Fraport AG Frankfurt Airport Services Worldwide.....    34,336   2,082,535
    Freenet AG..........................................   652,809  20,300,981
    Fuchs Petrolub SE...................................   152,541   5,399,015
    Gerresheimer AG.....................................   201,267  14,299,967
#   Gerry Weber International AG........................    92,101   1,231,335
    Gesco AG............................................    14,489   1,070,529
    GFK SE..............................................    76,236   2,315,636
    GFT Technologies SE.................................    93,571   2,802,234
    Grammer AG..........................................    79,765   2,343,910
    Grenkeleasing AG....................................    38,535   7,415,274
*   H&R AG..............................................    10,743     103,233
    Hamburger Hafen und Logistik AG.....................    38,821     539,498
#*  Heidelberger Druckmaschinen AG...................... 1,385,127   2,749,553
    Highlight Communications AG.........................    94,846     581,175
    Hochtief AG.........................................    79,951   7,343,292
    Homag Group AG......................................     1,403      54,464
    Hornbach Baumarkt AG................................    15,658     435,470
    Hugo Boss AG........................................     9,828     782,728
    Indus Holding AG....................................   131,598   6,010,230
#   Init Innovation In Traffic Systems AG...............    23,180     349,672
    Isra Vision AG......................................    18,038   1,181,104
    Jenoptik AG.........................................   237,664   3,203,476
    K+S AG..............................................   292,052   6,174,134
*   Kampa AG............................................     7,101          84
    KION Group AG.......................................   256,895  12,681,990
#   Kloeckner & Co. SE..................................   555,392   4,813,437
*   Koenig & Bauer AG...................................    66,442   2,020,894
#*  Kontron AG..........................................   437,004   1,574,608
    Krones AG...........................................    75,044   8,090,703
    KSB AG..............................................     3,466   1,347,737
#   KUKA AG.............................................   137,716  10,587,730
    KWS Saat SE.........................................    16,076   4,475,181
    Lanxess AG..........................................   467,967  19,321,018
    LEG Immobilien AG...................................   289,571  23,505,137
    Leifheit AG.........................................    12,090     612,820
#   Leoni AG............................................   157,919   5,514,104
#   LPKF Laser & Electronics AG.........................   112,621     827,515
#*  Manz AG.............................................    17,759     575,327
*   MasterFlex SE.......................................    19,347     121,581
*   Mediclin AG.........................................    88,966     421,781
#*  Medigene AG.........................................    49,009     414,391
    MLP AG..............................................   238,272     785,126
    Mobotix AG..........................................     2,380      36,777
    MTU Aero Engines AG.................................   247,538  22,726,776
    MVV Energie AG......................................    31,683     753,619
    Nemetschek AG.......................................   110,040   5,050,824

                                     2050

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
GERMANY -- (Continued)
    Nexus AG............................................  48,934 $   927,026
*   Nordex SE........................................... 307,691   9,972,755
    Norma Group SE...................................... 180,195   9,026,555
#   OHB SE..............................................  34,489     744,636
#   Osram Licht AG...................................... 343,036  15,315,346
#*  Paion AG............................................ 134,475     328,018
*   Patrizia Immobilien AG.............................. 202,336   5,173,143
    Pfeiffer Vacuum Technology AG.......................  54,190   4,992,730
    PNE Wind AG......................................... 367,537     743,968
    Progress-Werk Oberkirch AG..........................   7,571     261,177
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie...........................  27,232     393,385
#   Puma SE.............................................  10,528   2,128,577
#*  PVA TePla AG........................................  46,019     150,749
*   QIAGEN NV........................................... 449,947  10,278,829
#   QSC AG.............................................. 247,203     399,819
#   R Stahl AG..........................................  14,952     489,359
    Rational AG.........................................  14,996   6,725,031
    Rheinmetall AG...................................... 223,411  15,962,691
    RHOEN-KLINIKUM AG................................... 261,051   7,581,115
#   RIB Software AG.....................................  77,072     820,054
    SAF-Holland SA...................................... 248,917   2,882,170
    Salzgitter AG....................................... 196,440   4,195,972
#   Schaltbau Holding AG................................  28,415   1,572,221
    Schloss Wachenheim AG...............................   7,479     118,734
*   SER Systems AG......................................   9,400          --
#*  SGL Carbon SE....................................... 290,083   2,962,438
    SHW AG..............................................  15,679     379,246
*   Singulus Technologies AG............................ 245,506      37,306
    Sixt SE.............................................  80,910   3,756,765
*   SKW Stahl-Metallurgie Holding AG....................  28,224     119,841
#*  SMA Solar Technology AG.............................  59,062   2,916,010
#*  SMT Scharf AG.......................................  18,103     175,525
    Softing AG..........................................  21,576     253,334
    Software AG......................................... 309,788  10,480,551
*   Solarworld AG.......................................     774       6,962
    Stada Arzneimittel AG............................... 274,278   9,502,266
    STRATEC Biomedical AG...............................  27,911   1,638,912
#   Stroeer SE.......................................... 116,515   6,856,839
    Suedzucker AG....................................... 431,457   6,526,394
*   Suess MicroTec AG................................... 105,674   1,022,912
    Surteco SE..........................................  23,681     511,878
#   TAG Immobilien AG................................... 567,830   6,684,629
    Takkt AG............................................ 160,610   2,982,435
    Technotrans AG......................................  32,047     620,546
    TLG Immobilien AG...................................     964      18,395
#*  Tom Tailor Holding AG............................... 108,631     528,200
#*  Tomorrow Focus AG................................... 114,390     380,361
    USU Software AG.....................................   3,377      69,542
    VERBIO Vereinigte BioEnergie AG.....................  55,878     354,562
*   Vossloh AG..........................................  52,719   3,022,457
#   VTG AG..............................................  80,128   2,286,373
#   Wacker Chemie AG....................................  77,716   5,688,505

                                     2051

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Wacker Neuson SE....................................   113,712 $  1,609,794
    Washtec AG..........................................    12,603      373,804
*   Wincor Nixdorf AG...................................   158,021    8,012,629
    XING AG.............................................    15,678    3,002,873
#   Zeal Network SE.....................................    31,533    1,148,625
                                                                   ------------
TOTAL GERMANY...........................................            557,733,934
                                                                   ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA.................................     3,810           --
*   Alysida SA..........................................     2,376           --
*   Atlantic Supermarkets SA............................    34,730           --
*   Babis Vovos International Construction SA...........    21,073           --
*   Balafas SA..........................................    15,200           --
*   Elektroniki Athinon SA..............................     7,497          731
*   Etma Rayon SA.......................................    11,242           --
*   Informatics SA......................................     3,778           --
*   Ipirotiki Software & Publications SA................    22,110           --
*   Lan-Net SA..........................................    12,688           --
*   Neorion Holdings SA.................................    14,991           --
*   Promota Hellas SA...................................     8,860           --
*   T Bank SA...........................................   228,007           --
*   Themeliodomi SA.....................................    37,422           --
                                                                   ------------
TOTAL GREECE............................................                    731
                                                                   ------------
IRELAND -- (2.0%)
    C&C Group P.L.C.(B010DT8)...........................   399,607    1,553,657
    C&C Group P.L.C.(B011Y09)........................... 1,077,904    4,193,892
    Datalex P.L.C.......................................    11,523       33,563
    FBD Holdings P.L.C..................................   125,728      864,770
    Glanbia P.L.C.(4058629).............................    83,878    1,592,456
    Glanbia P.L.C.(0066950).............................   700,613   13,184,901
    IFG Group P.L.C.....................................   302,015      657,270
*   Independent News & Media P.L.C...................... 1,593,163      272,379
    Irish Continental Group P.L.C.(BLP5857).............   361,886    2,057,954
    Irish Continental Group P.L.C.(BLP59W1).............   234,200    1,289,201
    Kingspan Group P.L.C................................   580,389   14,945,305
    Paddy Power P.L.C.(BWXC0Z1).........................   157,699   23,702,048
    Paddy Power P.L.C.(BWT6H89).........................    11,062    1,652,234
    Smurfit Kappa Group P.L.C...........................   546,377   11,854,559
                                                                   ------------
TOTAL IRELAND...........................................             77,854,189
                                                                   ------------
ISRAEL -- (1.8%)
#*  Africa Israel Investments, Ltd...................... 1,160,746      482,291
    Africa Israel Properties, Ltd.......................    72,055      817,060
    Africa Israel Residences, Ltd.......................       594       10,053
#*  Airport City, Ltd...................................   316,100    2,809,682
    Albaad Massuot Yitzhak, Ltd.........................       466        4,317
#*  Allot Communications, Ltd...........................   103,066      513,703
#   Alrov Properties and Lodgings, Ltd..................    39,214      781,095
    Amot Investments, Ltd...............................   387,692    1,250,404
    Arad, Ltd...........................................     1,053        8,193
    Ashtrom Properties, Ltd.............................     3,851        9,925

                                     2052

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
ISRAEL -- (Continued)
#*  AudioCodes, Ltd.....................................   163,675 $  705,870
#   Avgol Industries 1953, Ltd..........................   407,132    377,485
*   Azorim-Investment Development & Construction Co.,
      Ltd...............................................   380,820    261,304
    Bayside Land Corp...................................     3,215    980,366
    Big Shopping Centers, Ltd...........................    11,471    556,012
#*  BioLine RX, Ltd.....................................    59,630     64,725
#   Blue Square Real Estate, Ltd........................    18,839    636,667
*   Brack Capital Properties NV.........................     2,625    163,997
#*  Brainsway, Ltd......................................    39,554    227,638
#*  Cellcom Israel, Ltd.................................   240,677  1,561,154
*   Ceragon Networks, Ltd...............................    95,438    119,822
#*  Clal Biotechnology Industries, Ltd..................   174,162    135,956
*   Clal Insurance Enterprises Holdings, Ltd............    84,865    939,344
    Cohen Development & Industrial Buildings, Ltd.......     2,564     45,832
#*  Compugen, Ltd.......................................   183,598    835,864
    Delek Automotive Systems, Ltd.......................   155,451  1,377,765
#   Delta-Galil Industries, Ltd.........................    45,852  1,196,037
    Direct Insurance Financial Investments, Ltd.........    60,191    383,276
    El Al Israel Airlines...............................   803,092    543,735
    Electra, Ltd........................................     8,000  1,013,111
*   Elron Electronic Industries, Ltd....................    62,094    310,164
*   Equital, Ltd........................................     7,312    119,928
#*  Evogene, Ltd........................................    70,559    467,082
*   EZchip Semiconductor, Ltd...........................   135,475  3,445,774
#   First International Bank Of Israel, Ltd.............   147,126  1,738,083
    FMS Enterprises Migun, Ltd..........................    10,489    243,292
    Formula Systems 1985, Ltd...........................    39,602  1,008,178
#   Fox Wizel, Ltd......................................    17,221    240,366
    Frutarom Industries, Ltd............................   113,108  5,727,231
#*  Gilat Satellite Networks, Ltd.......................    46,364    165,559
    Golf & Co., Ltd.....................................     9,144     11,359
#*  Hadera Paper, Ltd...................................    10,176    274,427
    Harel Insurance Investments & Financial Services,
      Ltd...............................................   462,997  1,735,145
    Hilan, Ltd..........................................     4,503     56,073
    IDI Insurance Co., Ltd..............................     6,475    295,746
#   Industrial Buildings Corp., Ltd.....................   356,888    272,688
*   Israel Discount Bank, Ltd. Class A.................. 2,847,609  4,683,428
    Israel Land Development Co., Ltd. (The).............    22,310     93,550
    Ituran Location and Control, Ltd....................    84,608  1,514,470
*   Jerusalem Oil Exploration...........................    41,987  1,595,438
#*  Kamada, Ltd.........................................   119,151    441,399
*   Kenon Holdings, Ltd.................................    15,336    138,812
    Kerur Holdings, Ltd.................................     2,133     34,664
    Klil Industries, Ltd................................       394     19,315
    Maabarot Products, Ltd..............................    21,999    269,616
    Magic Software Enterprises, Ltd.....................    91,003    517,024
    Matrix IT, Ltd......................................   176,473  1,003,155
#   Maytronics, Ltd.....................................    80,788    192,451
#*  Mazor Robotics, Ltd.................................   180,104    978,243
    Meitav DS Investments, Ltd..........................    38,130     98,110
#   Melisron, Ltd.......................................    52,894  1,678,320
*   Menorah Mivtachim Holdings, Ltd.....................   117,130    896,364

                                     2053

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd...........    351,162 $   230,092
#   Mivtach Shamir Holdings, Ltd........................     22,547     408,417
*   Naphtha Israel Petroleum Corp., Ltd.................    158,384     717,639
#   Neto ME Holdings, Ltd...............................      5,411     317,684
#*  Nova Measuring Instruments, Ltd.....................    111,079   1,019,868
#*  Oil Refineries, Ltd.................................  5,367,932   2,221,498
    Osem Investments, Ltd...............................     61,591   1,030,557
#*  Partner Communications Co., Ltd.....................    379,431   1,719,680
    Paz Oil Co., Ltd....................................     20,754   3,224,726
*   Perion Network, Ltd.................................     16,455      40,140
*   Phoenix Holdings, Ltd. (The)........................    270,273     559,490
    Plasson Industries, Ltd.............................     13,484     336,929
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     32,629   1,419,791
    Sapiens International Corp. NV......................     80,760     805,674
#   Shikun & Binui, Ltd.................................    928,938   1,446,665
#*  Shufersal, Ltd......................................    369,124   1,169,655
*   Space Communication, Ltd............................     17,611     138,712
#   Strauss Group, Ltd..................................    121,404   1,679,251
*   Summit Real Estate Holdings, Ltd....................     29,756     131,842
#*  Tower Semiconductor, Ltd............................    228,562   2,900,291
*   Union Bank of Israel................................    126,346     386,079
                                                                    -----------
TOTAL ISRAEL............................................             70,982,817
                                                                    -----------
ITALY -- (9.1%)
*   A.S. Roma SpA.......................................    100,049      46,325
#   A2A SpA.............................................  6,379,077   7,649,115
    ACEA SpA............................................    277,652   4,126,878
*   Aedes SIIQ SpA......................................    691,904     318,302
#*  Aeffe SpA...........................................    167,738     256,476
#   Alerion Cleanpower SpA..............................    119,152     277,920
    Amplifon SpA........................................    459,258   3,850,097
    Anima Holding SpA...................................    690,273   5,075,627
    Ansaldo STS SpA.....................................    567,271   6,062,972
*   Arnoldo Mondadori Editore SpA.......................    694,646     632,839
    Ascopiave SpA.......................................    351,354     840,723
#   Astaldi SpA.........................................    250,433   1,261,805
*   Autogrill SpA.......................................    625,210   5,313,707
    Azimut Holding SpA..................................    573,550  12,076,982
#*  Banca Carige SpA....................................  1,893,751   1,490,485
    Banca Finnat Euramerica SpA.........................    616,149     265,643
    Banca Generali SpA..................................    257,872   7,033,352
    Banca IFIS SpA......................................    147,336   4,621,404
    Banca Mediolanum SpA................................    762,499   5,088,255
*   Banca Monte dei Paschi di Siena SpA.................  1,988,429   1,443,312
    Banca Popolare dell'Emilia Romagna SC...............  2,548,728  15,281,409
#*  Banca Popolare dell'Etruria e del Lazio SC..........  1,058,027     125,275
    Banca Popolare di Milano Scarl...................... 22,383,595  18,376,902
    Banca Popolare di Sondrio SCARL.....................  2,020,211   7,749,565
#   Banca Profilo SpA...................................  1,221,744     305,874
#   Banco di Desio e della Brianza SpA..................    224,677     570,688
*   Banco Popolare SC...................................  1,297,814  12,088,406
    BasicNet SpA........................................    163,532     726,933

                                     2054

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
ITALY -- (Continued)
*   Beghelli SpA........................................   403,187 $   183,604
    Biesse SpA..........................................    58,289     791,588
    Brembo SpA..........................................   161,253   6,616,143
*   Brioschi Sviluppo Immobiliare SpA...................   174,780      14,078
#   Brunello Cucinelli SpA..............................    97,526   1,632,193
    Buzzi Unicem SpA....................................   409,864   6,211,103
#   Cairo Communication SpA.............................   130,659     565,253
*   Caltagirone Editore SpA.............................     6,277       6,255
*   Carraro SpA.........................................   113,633     186,636
    Cembre SpA..........................................    39,007     582,104
    Cementir Holding SpA................................   325,211   1,744,890
    Cerved Information Solutions SpA....................   200,925   1,660,587
*   CIR-Compagnie Industriali Riunite SpA............... 1,860,505   1,794,986
    Credito Emiliano SpA................................   397,014   2,657,010
*   Credito Valtellinese SC............................. 5,732,088   5,336,041
#*  d'Amico International Shipping SA...................   830,428     436,558
    Danieli & C Officine Meccaniche SpA.................    64,484   1,250,996
    Datalogic SpA.......................................   101,262   1,705,778
    Davide Campari-Milano SpA........................... 1,476,589  12,953,077
    De' Longhi SpA......................................   269,813   6,454,753
    DeA Capital SpA.....................................   249,176     352,098
#   Delclima SpA........................................   230,295   1,127,745
    DiaSorin SpA........................................   105,633   5,559,716
#   Ei Towers SpA.......................................    85,321   4,964,457
    El.En. SpA..........................................    11,798     486,625
    Elica SpA...........................................     4,665       8,383
    Engineering SpA.....................................    25,068   1,596,041
    ERG SpA.............................................   268,637   3,370,626
    Esprinet SpA........................................   158,082   1,286,765
*   Eurotech SpA........................................    90,850     134,153
    Falck Renewables SpA................................   492,858     504,188
    FinecoBank Banca Fineco SpA.........................   568,678   4,419,705
    FNM SpA.............................................   627,039     281,720
#*  Geox SpA............................................   377,829   1,464,743
*   Gruppo Editoriale L'Espresso SpA....................   127,009     116,706
#   Gruppo MutuiOnline SpA..............................    99,336     821,375
    Hera SpA............................................ 2,988,539   8,388,476
*   IMMSI SpA........................................... 1,202,186     447,162
    Industria Macchine Automatiche SpA..................    59,958   2,931,211
*   Intek Group SpA..................................... 1,768,514     589,272
    Interpump Group SpA.................................   353,040   4,492,972
    Iren SpA............................................ 2,540,951   3,753,546
    Italcementi SpA.....................................   926,791  10,389,405
    Italmobiliare SpA...................................    45,336   1,712,953
*   Juventus Football Club SpA.......................... 1,857,497     509,882
    La Doria SpA........................................    54,136     711,669
#*  Landi Renzo SpA.....................................   203,171     142,654
#*  Maire Tecnimont SpA.................................   628,389   1,507,738
    MARR SpA............................................   169,025   3,240,336
    Mediaset SpA........................................ 3,479,950  11,681,942
    Moleskine SpA.......................................   109,161     191,871
    Moncler SpA.........................................   300,019   4,448,224
    Nice SpA............................................    71,162     174,467

                                     2055

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Parmalat SpA........................................ 1,264,844 $  3,286,295
#   Piaggio & C SpA.....................................   851,089    1,789,175
#*  Prelios SpA.........................................    67,017       15,846
#   Prima Industrie SpA.................................    15,358      189,210
    Prysmian SpA........................................   991,595   20,402,184
#*  RCS MediaGroup SpA.................................. 1,025,850      634,640
    Recordati SpA.......................................   474,431   11,758,845
*   Reno de Medici SpA..................................   840,050      296,270
    Reply SpA...........................................    21,983    2,887,649
#*  Retelit SpA.........................................   513,158      288,127
*   Richard-Ginori 1735 SpA.............................     8,489           --
#   Sabaf SpA...........................................    25,688      288,529
    SAES Getters SpA....................................    30,068      404,882
*   Safilo Group SpA....................................   159,815    1,729,383
#*  Saipem SpA.......................................... 1,172,561      726,768
    Salini Impregilo SpA................................ 1,045,957    4,072,500
#   Salvatore Ferragamo SpA.............................   206,532    4,671,402
*   Saras SpA........................................... 1,268,265    2,662,150
    SAVE SpA............................................    85,250    1,162,027
    Servizi Italia SpA..................................    34,833      138,286
#*  Snai SpA............................................   117,457       91,429
    Societa Cattolica di Assicurazioni SCRL.............   681,970    4,856,582
    Societa Iniziative Autostradali e Servizi SpA.......   319,349    3,029,742
*   Sogefi SpA..........................................   243,264      454,959
    SOL SpA.............................................   161,050    1,279,000
#   Tamburi Investment Partners SpA.....................   122,814      402,332
*   Tiscali SpA......................................... 8,021,199      403,821
#   Tod's SpA...........................................    64,208    5,081,508
#   Trevi Finanziaria Industriale SpA...................   351,628      588,249
    TXT e-solutions SpA.................................    28,342      226,999
*   Uni Land SpA........................................    51,835           --
    Unipol Gruppo Finanziario SpA....................... 1,916,366    7,851,945
    Vittoria Assicurazioni SpA..........................   118,450    1,176,718
*   Yoox Net-A-Porter Group SpA.........................   280,998    9,668,369
    Zignago Vetro SpA...................................   142,878      845,906
                                                                   ------------
TOTAL ITALY.............................................            350,911,457
                                                                   ------------
NETHERLANDS -- (4.9%)
    Aalberts Industries NV..............................   558,677   17,645,728
    Accell Group........................................   131,423    2,668,717
    AFC Ajax NV.........................................    18,134      164,440
    AMG Advanced Metallurgical Group NV.................   155,390    1,416,138
    Amsterdam Commodities NV............................    92,796    2,270,646
#*  APERAM SA...........................................   270,393    8,447,055
    Arcadis NV..........................................   353,162    4,735,921
    ASM International NV................................   290,828   11,583,891
*   Atag Group NV.......................................     4,630           --
    BE Semiconductor Industries NV......................   162,042    3,283,878
    Beter Bed Holding NV................................    99,987    2,332,342
    BinckBank NV........................................   210,466    1,678,367
    Boskalis Westminster................................   191,359    7,538,253
#   Brunel International NV.............................   103,416    1,734,839
    Corbion NV..........................................   334,113    7,427,661

                                     2056

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
#   Delta Lloyd NV...................................... 1,303,842 $  7,713,182
    DOCdata NV..........................................    16,345       17,552
*   Fugro NV............................................   301,565    4,443,158
    Gemalto NV..........................................   171,086   10,280,775
#*  Heijmans NV.........................................   105,501      813,524
    Hunter Douglas NV...................................     8,530      342,419
    IMCD Group NV.......................................     5,542      196,468
    KAS Bank NV.........................................    80,799      861,794
    Kendrion NV.........................................    67,325    1,580,010
*   Koninklijke BAM Groep NV............................ 1,401,173    7,528,892
    Koninklijke Vopak NV................................   222,669    9,685,075
    Nederland Apparatenfabriek..........................    27,865      903,716
#*  Ordina NV...........................................   866,273      916,134
*   PostNL NV........................................... 2,511,108    9,138,131
#*  SBM Offshore NV.....................................   936,863   12,367,596
    Sligro Food Group NV................................   132,450    4,854,793
#*  SNS Reaal NV........................................   705,718           --
*   Telegraaf Media Groep NV............................   170,034      695,752
    TKH Group NV........................................   216,865    8,059,638
    TNT Express NV...................................... 2,218,089   18,922,407
*   TomTom NV...........................................   575,952    5,976,446
    USG People NV.......................................   430,618    8,036,631
    Van Lanschot NV.....................................    12,581      303,906
    Wessanen............................................   469,148    3,983,034
                                                                   ------------
TOTAL NETHERLANDS.......................................            190,548,909
                                                                   ------------
NORWAY -- (1.8%)
#   ABG Sundal Collier Holding ASA...................... 1,766,651    1,223,380
    AF Gruppen ASA......................................    15,312      221,579
#*  Akastor ASA.........................................   917,989      923,166
    Aker ASA Class A....................................    87,316    1,554,776
#   American Shipping Co. ASA...........................   196,875      577,160
*   Archer, Ltd.........................................    55,936       29,301
    Arendals Fossekompani A.S...........................        90       21,734
#   Atea ASA............................................   330,693    2,691,741
    Austevoll Seafood ASA...............................   425,892    2,732,740
*   Axactor.............................................   123,412       25,872
    Bakkafrost P/F......................................   169,646    5,650,340
#*  Biotec Pharmacon ASA................................   139,685      168,907
    Bonheur ASA.........................................    93,826      544,173
    Borregaard ASA......................................   220,207    1,117,583
#   BW LPG, Ltd.........................................   197,069    1,513,149
    BW Offshore, Ltd.................................... 3,202,396      787,704
*   Deep Sea Supply P.L.C...............................   708,301      102,459
#*  Det Norske Oljeselskap ASA..........................   465,731    2,845,233
#*  DNO ASA............................................. 1,539,886    1,031,737
*   DOF ASA.............................................    83,891       37,373
    Ekornes ASA.........................................   111,584    1,206,971
#*  Electromagnetic GeoServices ASA.....................   164,483        6,825
#   Farstad Shipping ASA................................    63,512      112,580
#*  Fred Olsen Energy ASA...............................   124,661      497,537
    Frontline, Ltd......................................   444,633      979,990
    Ganger Rolf ASA.....................................    56,880      287,911

                                     2057

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
NORWAY -- (Continued)
    Grieg Seafood ASA..................................     176,846 $   589,799
#   Hexagon Composites ASA.............................     344,201     820,832
#   Hoegh LNG Holdings, Ltd............................     183,008   1,908,146
#*  Kongsberg Automotive ASA...........................   1,995,646   1,355,452
#   Kvaerner ASA.......................................   1,616,475   1,258,596
    Leroy Seafood Group ASA............................      34,998   1,342,237
#*  Nordic Semiconductor ASA...........................     580,588   2,713,896
#*  Norske Skogindustrier ASA..........................     709,859     180,627
#*  Norwegian Air Shuttle ASA..........................     149,161   4,533,439
#   Ocean Yield ASA....................................       8,574      59,417
#*  Odfjell SE Class A.................................     134,257     372,664
    Olav Thon Eiendomsselskap ASA......................     115,054   1,766,699
#   Opera Software ASA.................................     514,924   2,635,931
#   Petroleum Geo-Services ASA.........................     545,070   1,663,348
#*  PhotoCure ASA......................................      52,582     232,351
#   Prosafe SE.........................................   1,049,727   1,710,424
    Protector Forsikring ASA...........................       8,085      66,860
#*  Q-Free ASA.........................................     179,836     196,869
#*  REC Silicon ASA....................................  14,281,005   2,190,863
    Salmar ASA.........................................     101,001   1,991,453
#*  Sevan Marine ASA...................................     124,800     260,485
#   Solstad Offshore ASA...............................      62,524     124,522
#*  Songa Offshore.....................................   4,519,417     461,672
    SpareBank 1 SMN....................................     131,684     713,974
    SpareBank 1 SR-Bank ASA............................     173,245     717,063
#   Stolt-Nielsen, Ltd.................................     119,555   1,372,985
*   Storebrand ASA.....................................      15,790      64,317
    Tomra Systems ASA..................................     647,834   6,289,386
    Veidekke ASA.......................................     383,880   4,808,914
#   Wilh Wilhelmsen ASA................................     249,256     936,384
#   Wilh Wilhelmsen Holding ASA Class A................      61,068     890,984
    XXL ASA............................................       4,241      44,637
                                                                    -----------
TOTAL NORWAY...........................................              71,167,147
                                                                    -----------
PORTUGAL -- (1.4%)
    Altri SGPS SA......................................     577,518   2,346,505
*   Banco BPI SA.......................................   2,302,313   2,519,564
#*  Banco Comercial Portugues SA Class R............... 315,057,219  13,327,828
*   Banco Espirito Santo SA............................   4,777,921          --
    Corticeira Amorim SGPS SA..........................      89,034     546,365
    CTT-Correios de Portugal SA........................     466,284   4,050,433
    EDP Renovaveis SA..................................     633,543   4,922,381
    Ibersol SGPS SA....................................      20,401     178,688
*   Impresa SGPS SA....................................     187,798     101,556
#   Mota-Engil SGPS SA.................................     386,187     609,180
    NOS SGPS SA........................................   1,025,253   7,440,187
    Novabase SGPS SA...................................      65,729     144,698
    Portucel SA........................................   2,010,412   6,730,057
    REN - Redes Energeticas Nacionais SGPS SA..........   1,280,761   3,849,914
*   Sonae Capital SGPS SA..............................      58,125      32,395
*   Sonae Industria SGPS SA............................  41,815,428     213,583
    Sonae SGPS SA......................................   4,447,452   4,987,479

                                     2058

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA..................................   710,639 $   226,295
                                                                   -----------
TOTAL PORTUGAL..........................................            52,227,108
                                                                   -----------
SPAIN -- (5.2%)
    Acciona SA..........................................   128,365   9,861,338
#   Acerinox SA.........................................   641,470   5,785,239
#   Adveo Group International SA........................   104,096     649,146
    Almirall SA.........................................   289,516   5,589,586
#*  Amper SA............................................   211,940      24,466
    Applus Services SA..................................   184,889   1,509,200
    Atresmedia Corp de Medios de Comunicacion SA........   314,885   2,988,205
    Azkoyen SA..........................................    64,022     300,111
    Bankinter SA........................................   298,301   2,081,650
*   Baron de Ley........................................    13,454   1,409,278
#   Bolsas y Mercados Espanoles SHMSF SA................   410,153  12,322,359
#*  Caja de Ahorros del Mediterraneo....................   116,412          --
#*  Cementos Portland Valderrivas SA....................    68,410     379,368
    Cia de Distribucion Integral Logista Holdings SA....    66,571   1,387,793
    Cie Automotive SA...................................   249,123   3,632,978
    Clinica Baviera SA..................................     3,698      21,007
    Construcciones y Auxiliar de Ferrocarriles SA.......     8,100   2,150,018
#*  Deoleo SA...........................................   420,085     106,680
    Distribuidora Internacional de Alimentacion SA...... 2,594,077  13,983,236
#   Duro Felguera SA....................................   249,634     323,888
    Ebro Foods SA.......................................   366,900   7,190,839
*   eDreams ODIGEO SA...................................   119,770     198,864
    Elecnor SA..........................................   191,752   1,380,464
#   Ence Energia y Celulosa SA.......................... 1,137,185   3,626,445
*   Ercros SA...........................................   747,576     403,012
    Faes Farma SA....................................... 1,344,376   3,940,621
    Fluidra SA..........................................   155,559     521,898
#*  Fomento de Construcciones y Contratas SA............   652,443   4,921,215
    Gamesa Corp. Tecnologica SA......................... 1,266,922  23,676,965
    Grupo Catalana Occidente SA.........................   198,219   6,084,444
#*  Grupo Ezentis SA....................................   807,544     342,972
    Iberpapel Gestion SA................................    36,518     667,486
#*  Indra Sistemas SA...................................   564,890   5,584,874
*   Inmobiliaria Colonial SA............................ 7,397,564   4,955,580
    Inmobiliaria del Sur SA.............................     2,902      20,279
    Laboratorios Farmaceuticos Rovi SA..................    68,607   1,041,434
*   Liberbank SA........................................ 1,775,702   2,459,156
    Mediaset Espana Comunicacion SA.....................   879,043   8,548,585
    Melia Hotels International SA.......................   418,376   4,568,790
    Miquel y Costas & Miquel SA.........................    36,394   1,370,112
*   NH Hotel Group SA................................... 1,249,728   5,192,231
    Nmas1 Dinamia SA....................................    20,438     169,683
    Obrascon Huarte Lain SA.............................   624,563   3,341,738
    Papeles y Cartones de Europa SA.....................   259,752   1,372,427
*   Pescanova SA........................................    68,547          --
*   Pharma Mar SA.......................................   983,996   2,499,002
    Prim SA.............................................    39,424     375,541
#*  Promotora de Informaciones SA Class A...............   265,465   1,378,545
#   Prosegur Cia de Seguridad SA........................ 1,278,572   5,735,426

                                     2059

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#*  Quabit Inmobiliaria SA.............................. 6,377,966 $    305,638
*   Realia Business SA..................................   755,842      721,724
#   Sacyr SA............................................   953,267    1,607,782
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA..............................    75,494        3,005
#*  Solaria Energia y Medio Ambiente SA.................   207,171      127,892
#   Tecnicas Reunidas SA................................   162,010    5,398,393
*   Tecnocom Telecomunicaciones y Energia SA............   146,125      184,989
#   Tubacex SA..........................................   628,121    1,135,101
#   Tubos Reunidos SA...................................   510,636      330,154
#   Vidrala SA..........................................    80,878    3,959,546
    Viscofan SA.........................................   229,641   13,764,229
*   Vocento SA..........................................   231,302      309,690
#   Zardoya Otis SA.....................................   626,534    6,600,411
                                                                   ------------
TOTAL SPAIN.............................................            200,522,728
                                                                   ------------
SWEDEN -- (8.0%)
    AAK AB..............................................   127,270    8,284,607
#   Acando AB...........................................   262,743      521,798
    AddNode Group AB....................................    22,737      149,170
    AddTech AB Class B..................................   273,182    3,737,429
    AF AB Class B.......................................   288,438    4,548,224
#*  Arcam AB............................................     6,436      132,004
*   Arise AB............................................    36,861       76,420
#   Atrium Ljungberg AB Class B.........................    92,573    1,338,797
    Avanza Bank Holding AB..............................    95,405    3,598,765
    Axfood AB...........................................   302,491    5,292,538
    B&B Tools AB Class B................................   108,172    1,384,449
*   BE Group AB.........................................    26,705        3,545
    Beijer Alma AB......................................   109,736    2,459,726
    Beijer Electronics AB...............................    53,995      309,365
    Beijer Ref AB Class B...............................    67,830    1,482,114
    Betsson AB..........................................   443,610    7,090,986
    Bilia AB Class A....................................   219,410    4,115,113
    BillerudKorsnas AB..................................   329,463    5,249,973
    BioGaia AB Class B..................................    80,262    2,407,991
    Biotage AB..........................................   183,176      495,865
    Bjorn Borg AB.......................................       757        2,656
#   Bulten AB...........................................    59,874      542,484
    Bure Equity AB......................................   316,106    2,357,586
    Byggmax Group AB....................................   255,429    2,124,725
    Castellum AB........................................   752,169   11,213,798
    Catena AB...........................................    53,725      717,876
    Cavotec SA..........................................    16,457       51,990
    Clas Ohlson AB Class B..............................   174,360    2,890,858
*   Cloetta AB Class B.................................. 1,067,829    3,433,180
    Com Hem Holding AB..................................   114,495      967,566
    Concentric AB.......................................   195,958    1,991,252
#*  Concordia Maritime AB Class B.......................   100,760      210,299
    Corem Property Group AB Class B.....................     2,296        7,236
    Dios Fastigheter AB.................................   188,686    1,240,539
*   Doro AB.............................................   132,018      893,730
    Duni AB.............................................   195,109    2,920,788
*   East Capital Explorer AB............................    47,726      270,186

                                     2060

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SWEDEN -- (Continued)
#   Elekta AB Class B...................................   843,424 $ 6,289,904
    Enea AB.............................................    63,008     668,357
#*  Eniro AB............................................ 1,790,180     183,247
    Fabege AB...........................................   651,224  10,096,262
    Fagerhult AB........................................    61,437   1,024,174
*   Fastighets AB Balder................................   273,718   6,115,922
    Fenix Outdoor International AG......................     8,198     359,861
    Granges AB..........................................     7,024      54,539
    Gunnebo AB..........................................   135,155     673,431
    Haldex AB...........................................   218,762   1,891,646
    Heba Fastighets AB Class B..........................    42,288     485,366
    Hemfosa Fastigheter AB..............................   501,782   4,958,372
    Hexpol AB........................................... 1,036,985   9,201,965
    HIQ International AB................................   265,970   1,546,467
    HMS Networks AB.....................................     7,040     188,623
    Holmen AB Class B...................................   264,932   7,593,051
    Hufvudstaden AB Class A.............................   256,282   3,531,577
#   Indutrade AB........................................   125,845   6,699,713
    Intrum Justitia AB..................................   385,511  12,774,462
    Inwido AB...........................................   101,364   1,123,489
#   ITAB Shop Concept AB Class B........................     8,692     255,015
    JM AB...............................................   360,265   9,921,589
    KappAhl AB..........................................   236,160     940,303
*   Karolinska Development AB Class B...................    90,079      98,670
#   Klovern AB Class B.................................. 1,982,895   1,979,277
    KNOW IT AB..........................................    37,332     247,051
    Kungsleden AB.......................................   771,883   5,161,847
    Lagercrantz Group AB Class B........................   235,329   1,843,812
    Lindab International AB.............................   273,194   1,972,861
    Loomis AB Class B...................................   308,465   9,186,427
*   Medivir AB Class B..................................   112,463     881,254
#   Mekonomen AB........................................   112,051   2,287,873
    Modern Times Group MTG AB Class B...................   264,332   7,010,823
    MQ Holding AB.......................................   147,373     735,474
    Mycronic AB.........................................   377,276   3,383,529
    NCC AB Class A......................................     9,901     334,744
    NCC AB Class B......................................   107,157   3,637,908
    Nederman Holding AB.................................     4,621     120,169
#*  Net Insight AB Class B.............................. 1,229,052     892,027
#   NetEnt AB...........................................   146,096   7,306,541
#   New Wave Group AB Class B...........................   189,623     681,439
    Nibe Industrier AB Class B..........................   367,650  10,623,917
    Nobia AB............................................   644,291   7,197,597
    Nolato AB Class B...................................   117,664   3,107,708
    Nordnet AB Class B..................................   388,808   1,549,823
    OEM International AB Class B........................    44,190     664,904
    Opus Group AB.......................................   490,957     328,030
*   Oriflame Holding AG.................................   138,456   1,950,284
    Peab AB.............................................   798,464   6,063,097
#*  Pricer AB Class B...................................   595,347     567,159
    Proact IT Group AB..................................    39,943     567,593
#   Probi AB............................................     8,661     119,279

                                     2061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
#*  Qliro Group AB......................................   377,271 $    308,574
    Ratos AB Class B.................................... 1,069,160    5,732,429
*   RaySearch Laboratories AB...........................    69,336      790,475
#   Recipharm AB Class B................................    41,098      594,028
    Rezidor Hotel Group AB..............................   404,430    1,382,843
    Saab AB Class B.....................................   259,567    7,835,319
    Sagax AB Class B....................................    75,214      550,969
#*  SAS AB..............................................   764,131    2,198,645
    Scandi Standard AB..................................    55,668      357,447
#*  Seamless Distribution AB............................    16,641       15,596
    Sectra AB Class B...................................    58,461      719,945
#   Semcon AB...........................................   100,425      480,268
#*  Sensys Gatso Group AB...............................   223,860       69,760
    SkiStar AB..........................................   108,097    1,463,718
#*  SSAB AB Class A(B17H0S8)............................ 1,028,423    2,480,538
#*  SSAB AB Class A(BPRBWK4)............................   189,016      454,935
#*  SSAB AB Class B(B17H3F6)............................   172,820      363,029
*   SSAB AB Class B(BPRBWM6)............................   515,343    1,079,076
*   Sweco AB............................................    78,029    1,145,349
#   Sweco AB Class B....................................   222,125    3,266,588
*   Swedish Orphan Biovitrum AB.........................    79,301    1,003,740
    Swedol AB Class B...................................    37,176       77,564
#   Systemair AB........................................    47,772      620,405
    Thule Group AB (The)................................     1,201       14,331
*   Transcom Worldwide AB...............................    35,939      352,561
    Unibet Group P.L.C.................................. 1,048,368   11,866,030
    VBG Group AB Class B................................       137        1,752
#*  Victoria Park AB....................................    47,552       81,288
*   Victoria Park AB Class B............................   168,939      290,116
    Vitrolife AB........................................    70,710    2,227,472
    Wallenstam AB Class B...............................   785,619    5,596,349
    Wihlborgs Fastigheter AB............................   298,182    5,728,673
                                                                   ------------
TOTAL SWEDEN............................................            310,743,892
                                                                   ------------
SWITZERLAND -- (12.7%)
*   AFG Arbonia-Forster Holding AG......................   183,624    1,775,373
    Allreal Holding AG..................................    59,118    7,796,870
#   Alpiq Holding AG....................................    13,713    1,409,658
#   ALSO Holding AG.....................................    15,664      971,915
    ams AG..............................................   372,640   10,290,154
    APG SGA SA..........................................     7,581    2,947,974
    Aryzta AG...........................................    69,935    3,199,743
    Ascom Holding AG....................................   212,982    3,399,748
    Autoneum Holding AG.................................    16,300    3,556,148
    Bachem Holding AG Class B...........................    23,344    1,186,385
    Baloise Holding AG..................................   155,346   19,043,060
    Bank Coop AG........................................    30,632    1,239,280
    Banque Cantonale de Geneve..........................     3,968    1,027,168
    Banque Cantonale du Jura............................     4,442      255,093
    Banque Cantonale Vaudoise...........................     8,933    5,393,195
    Barry Callebaut AG..................................     1,514    1,733,223
#   Basler Kantonalbank.................................     5,896      394,859
    Belimo Holding AG...................................     2,156    4,889,174

                                     2062

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
SWITZERLAND -- (Continued)
    Bell AG.............................................     400 $ 1,404,426
    Bellevue Group AG...................................  38,832     543,092
#   Berner Kantonalbank AG..............................  22,478   4,245,090
    BFW Liegenschaften AG...............................     620      21,039
    BKW AG..............................................  64,177   2,345,338
    Bobst Group SA......................................  44,716   1,835,836
#   Bossard Holding AG Class A..........................  32,905   3,030,135
    Bucher Industries AG................................  32,790   6,723,257
    Burckhardt Compression Holding AG...................  11,640   3,633,957
    Burkhalter Holding AG...............................  20,988   2,166,727
    Calida Holding AG...................................  25,084     752,521
    Carlo Gavazzi Holding AG............................   1,415     293,235
    Cembra Money Bank AG................................  79,022   4,754,548
    Cham Paper Holding AG...............................   1,894     459,154
#*  Charles Voegele Holding AG..........................  41,895     304,421
    Cicor Technologies..................................   5,936     144,849
    Cie Financiere Tradition SA.........................   9,458     562,850
    Clariant AG......................................... 849,328  13,869,032
    Coltene Holding AG..................................  20,758   1,254,607
    Conzzeta AG.........................................   6,093   3,674,808
*   Cosmo Pharmaceuticals SA............................   7,841   1,151,111
    Daetwyler Holding AG................................  37,940   4,843,456
    DKSH Holding AG.....................................  91,087   5,608,694
    dorma+kaba Holding AG Class B.......................  16,675  10,300,939
*   Dufry AG............................................  84,442   9,156,247
    Edmond de Rothschild Suisse SA......................     152   2,360,662
    EFG International AG................................ 295,881   2,579,418
    Emmi AG.............................................  12,810   5,909,722
    Energiedienst Holding AG............................  68,912   1,680,893
    Feintool International Holding AG...................   7,642     580,878
    Flughafen Zuerich AG................................  22,078  16,278,574
    Forbo Holding AG....................................   6,853   7,273,156
    Galenica AG.........................................  10,976  15,335,527
    GAM Holding AG...................................... 925,197  12,925,524
    Gategroup Holding AG................................ 146,738   5,424,364
    Georg Fischer AG....................................  22,511  14,876,638
    Gurit Holding AG....................................   1,979   1,002,899
    Helvetia Holding AG.................................  36,269  18,900,616
    HOCHDORF Holding AG.................................   1,883     316,581
    Huber & Suhner AG...................................  68,604   2,900,143
    Implenia AG.........................................  85,074   4,174,035
    Inficon Holding AG..................................   9,382   2,662,383
    Interroll Holding AG................................   3,127   2,411,440
    Intershop Holding AG................................   7,286   2,944,441
    Jungfraubahn Holding AG.............................   3,095     285,082
    Kardex AG...........................................  36,063   2,584,515
    Komax Holding AG....................................  18,811   3,993,210
    Kudelski SA......................................... 195,049   2,678,061
    Kuoni Reisen Holding AG.............................  19,325   6,015,148
    LEM Holding SA......................................   3,773   2,771,806
    Liechtensteinische Landesbank AG....................  27,968     987,834
*   LifeWatch AG........................................  10,818     174,335
    Logitech International SA........................... 703,059  11,155,558

                                     2063

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    Lonza Group AG......................................    57,832 $  8,859,824
#   Luzerner Kantonalbank AG............................    16,857    6,261,112
    MCH Group AG........................................     1,404       83,817
    Metall Zug AG.......................................       862    2,123,718
#*  Meyer Burger Technology AG..........................   395,076    2,278,133
    Micronas Semiconductor Holding AG...................   149,956    1,082,006
    Mobilezone Holding AG...............................   137,467    1,930,262
    Mobimo Holding AG...................................    30,340    6,405,539
    OC Oerlikon Corp. AG................................   929,429    8,295,251
#*  Orascom Development Holding AG......................    60,240      526,010
#*  Orell Fuessli Holding AG............................     5,028      555,806
    Orior AG............................................    27,189    1,613,963
    Panalpina Welttransport Holding AG..................    63,044    6,119,645
*   Parco Industriale e Immobiliare SA..................       600           --
    Phoenix Mecano AG...................................     2,998    1,280,383
*   Plazza AG...........................................     5,852    1,134,201
    PSP Swiss Property AG...............................   201,709   17,188,749
    Rieter Holding AG...................................    17,376    3,220,893
    Romande Energie Holding SA..........................     2,625    2,382,926
    Schaffner Holding AG................................     2,950      619,749
*   Schmolz + Bickenbach AG............................. 2,457,257    1,179,694
    Schweiter Technologies AG...........................     4,417    3,630,971
    SFS Group AG........................................     9,238      600,157
    Siegfried Holding AG................................    21,833    4,023,885
#   St Galler Kantonalbank AG...........................    11,388    4,037,503
    Straumann Holding AG................................    55,594   16,879,598
#   Sulzer AG...........................................   122,816   11,201,045
    Swiss Prime Site AG.................................   113,993    9,122,642
    Swissquote Group Holding SA.........................    45,894    1,179,187
    Tamedia AG..........................................    14,493    2,411,453
    Tecan Group AG......................................    37,394    5,399,807
    Temenos Group AG....................................   318,043   15,458,926
*   Tornos Holding AG...................................     5,642       16,467
    U-Blox AG...........................................    30,554    6,162,998
    Valiant Holding AG..................................    83,882    9,153,456
    Valora Holding AG...................................    15,963    3,287,148
    Vaudoise Assurances Holding SA......................     5,091    2,489,480
    Vetropack Holding AG................................       856    1,186,422
*   Von Roll Holding AG.................................   250,484      151,057
    Vontobel Holding AG.................................   136,975    5,770,210
    VP Bank AG..........................................     4,376      359,507
    VZ Holding AG.......................................     6,758    1,808,406
#*  Walliser Kantonalbank...............................    16,716    1,245,112
    Walter Meier AG.....................................    22,913      788,831
    Ypsomed Holding AG..................................    16,382    2,283,600
    Zehnder Group AG....................................    57,019    2,008,495
    Zug Estates Holding AG..............................       612      882,714
    Zuger Kantonalbank AG...............................       606    2,829,482
                                                                   ------------
TOTAL SWITZERLAND.......................................            492,282,072
                                                                   ------------
UNITED STATES -- (0.0%)
*   Infinera Corp.......................................    34,602      530,118
                                                                   ------------

                                     2064

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
TOTAL COMMON STOCKS.................................            $3,515,482,110
                                                                --------------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
#    Biotest AG.....................................     31,089        411,733
     Draegerwerk AG & Co. KGaA......................     15,299      1,021,496
     Fuchs Petrolub SE..............................    174,642      7,162,557
     Jungheinrich AG................................     81,837      6,530,741
     Sartorius AG...................................     23,601      6,070,516
     Sixt SE........................................     34,976      1,301,701
     STO SE & Co. KGaA..............................      4,029        442,502
     Villeroy & Boch AG.............................     41,209        543,942
                                                                --------------
TOTAL GERMANY.......................................                23,485,188
                                                                --------------
TOTAL PREFERRED STOCKS..............................                23,485,188
                                                                --------------
RIGHTS/WARRANTS -- (0.1%)

AUSTRIA -- (0.0%)
*    Intercell AG Rights............................    254,689             --
                                                                --------------
ITALY -- (0.1%)
*    Saipem SpA Rights 02/11/16.....................  1,172,561      3,683,684
                                                                --------------
SWITZERLAND -- (0.0%)
*    Walliser Kantonalbank Rights 02/10/16..........     16,716             --
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                 3,683,684
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             3,542,650,982
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund................. 28,368,969    328,228,977
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,514,978,996)^^...........................            $3,870,879,959
                                                                ==============

                                     2065

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $  100,616,186   --    $  100,616,186
   Belgium....................         --    151,087,367   --       151,087,367
   Denmark....................         --    191,918,505   --       191,918,505
   Finland....................         --    243,735,828   --       243,735,828
   France.....................         --    452,619,122   --       452,619,122
   Germany....................         --    557,733,934   --       557,733,934
   Greece.....................         --            731   --               731
   Ireland....................         --     77,854,189   --        77,854,189
   Israel.....................         --     70,982,817   --        70,982,817
   Italy...................... $5,088,255    345,823,202   --       350,911,457
   Netherlands................         --    190,548,909   --       190,548,909
   Norway.....................     25,872     71,141,275   --        71,167,147
   Portugal...................         --     52,227,108   --        52,227,108
   Spain......................         --    200,522,728   --       200,522,728
   Sweden.....................         --    310,743,892   --       310,743,892
   Switzerland................  1,245,112    491,036,960   --       492,282,072
   United States..............    530,118             --   --           530,118
Preferred Stocks
   Germany....................         --     23,485,188   --        23,485,188
Rights/Warrants
   Austria....................         --             --   --                --
   Italy......................         --      3,683,684   --         3,683,684
   Switzerland................         --             --   --                --
Securities Lending Collateral.         --    328,228,977   --       328,228,977
                               ---------- --------------   --    --------------
TOTAL......................... $6,889,357 $3,863,990,602   --    $3,870,879,959
                               ========== ==============   ==    ==============

                                     2066

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (4.4%)
    AMBEV SA............................................   855,320 $ 4,002,721
    AMBEV SA ADR........................................ 5,984,451  27,947,386
    Banco Bradesco SA...................................   910,139   4,484,147
    Banco do Brasil SA.................................. 2,307,168   8,043,996
    Banco Santander Brasil SA...........................   608,057   1,996,175
    BB Seguridade Participacoes SA......................   960,073   5,572,519
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros........................................... 3,537,508   9,132,381
#   Braskem SA Sponsored ADR............................   165,709   1,986,851
    BRF SA..............................................   577,166   6,966,953
    BRF SA ADR..........................................   539,479   6,543,880
    BTG Pactual Group...................................    26,800     113,030
    CCR SA.............................................. 1,694,968   5,437,215
*   Centrais Eletricas Brasileiras SA...................   368,500     538,121
#   Centrais Eletricas Brasileiras SA ADR...............    86,923     219,046
*   Centrais Eletricas Brasileiras SA Sponsored ADR.....   100,200     142,284
    CETIP SA - Mercados Organizados.....................   492,000   4,719,635
#   Cia Brasileira de Distribuicao ADR..................    85,830     819,677
    Cia de Saneamento Basico do Estado de Sao Paulo.....   424,900   2,273,049
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.   178,668     948,727
    Cia Energetica de Minas Gerais......................    96,887     140,828
#   Cia Siderurgica Nacional SA Sponsored ADR...........   241,268     185,776
    Cielo SA............................................ 1,255,720  10,682,481
    Cosan Logistica SA..................................   177,069      23,045
    Cosan SA Industria e Comercio.......................   243,308   1,534,568
*   CPFL Energia SA.....................................   215,566     876,087
#*  CPFL Energia SA ADR.................................    65,545     537,469
    Embraer SA..........................................    29,370     211,990
    Embraer SA ADR......................................   302,941   8,718,642
    Fibria Celulose SA Sponsored ADR....................   488,398   5,396,798
    Gerdau SA...........................................   186,232     121,249
#   Gerdau SA Sponsored ADR.............................   577,984     525,965
*   Hypermarcas SA......................................   561,762   3,150,397
    Itau Unibanco Holding SA............................   388,933   2,207,389
    JBS SA.............................................. 2,197,353   5,952,931
    Klabin SA...........................................   996,400   5,237,781
    Kroton Educacional SA............................... 2,330,359   4,970,822
    Lojas Americanas SA.................................   248,137     714,172
    Lojas Renner SA..................................... 1,219,120   5,419,109
    M Dias Branco SA....................................    40,100     582,631
    Multiplan Empreendimentos Imobiliarios SA...........   112,800   1,171,512
    Natura Cosmeticos SA................................   262,650   1,473,691
*   Petroleo Brasileiro SA.............................. 2,305,200   4,027,288
#*  Petroleo Brasileiro SA Sponsored ADR................ 1,005,405   3,488,755
    Porto Seguro SA.....................................   246,281   1,613,620
    Raia Drogasil SA....................................   388,800   4,039,452
    Tim Participacoes SA................................ 1,162,813   1,859,839
    Tim Participacoes SA ADR............................    63,679     503,701
    Tractebel Energia SA................................   250,101   2,122,797
    Ultrapar Participacoes SA...........................   394,184   5,870,663
    Ultrapar Participacoes SA Sponsored ADR.............   254,308   3,801,905
    Vale SA.............................................   398,300     974,322

                                     2067

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
#   Vale SA Sponsored ADR.............................   1,209,916 $  2,964,294
    WEG SA............................................     721,050    2,790,041
                                                                   ------------
TOTAL BRAZIL..........................................              185,779,803
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA......................................   4,178,916    1,833,885
    Aguas Andinas SA Class A..........................   4,491,454    2,254,078
    Banco de Chile....................................   3,152,928      326,039
    Banco de Chile ADR................................      52,624    3,286,896
    Banco de Credito e Inversiones....................      68,065    2,626,878
    Banco Santander Chile ADR.........................     206,596    3,572,045
    Cencosud SA.......................................   2,323,963    4,745,987
    Cencosud SA ADR...................................       8,408       52,970
    Cia Cervecerias Unidas SA.........................      92,470    1,010,188
    Cia Cervecerias Unidas SA Sponsored ADR...........      61,058    1,318,242
    Colbun SA.........................................  13,182,819    3,343,263
    Corpbanca SA...................................... 302,429,974    2,295,024
    Corpbanca SA ADR..................................      30,902      356,918
    Embotelladora Andina SA Class A ADR...............      22,244      322,316
    Embotelladora Andina SA Class B ADR...............      21,587      363,309
    Empresa Nacional de Electricidad SA Sponsored ADR.     148,697    5,769,444
    Empresa Nacional de Telecomunicaciones SA.........     243,389    2,382,735
    Empresas CMPC SA..................................   2,386,070    5,414,630
    Empresas COPEC SA.................................     441,781    3,807,737
    Enersis SA Sponsored ADR..........................     610,581    7,198,750
    Inversiones Aguas Metropolitanas SA...............     343,821      467,370
#*  Latam Airlines Group SA Sponsored ADR.............     555,276    2,843,013
    SACI Falabella....................................     707,908    4,668,631
    Sigdo Koppers SA..................................     229,780      264,371
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     144,521    2,345,576
    Sonda SA..........................................      91,785      145,132
                                                                   ------------
TOTAL CHILE...........................................               63,015,427
                                                                   ------------
CHINA -- (13.4%)
#   AAC Technologies Holdings, Inc....................     634,000    4,066,314
    Agricultural Bank of China, Ltd. Class H..........  17,290,000    6,216,683
    Air China, Ltd. Class H...........................   1,452,000      942,121
#*  Alibaba Health Information Technology, Ltd........     994,000      504,069
#*  Alibaba Pictures Group, Ltd.......................   4,460,000      905,597
*   Aluminum Corp. of China, Ltd. ADR.................     111,380      838,691
#   Angang Steel Co., Ltd. Class H....................   1,186,000      520,528
#   Anhui Conch Cement Co., Ltd. Class H..............     906,000    1,776,440
    Anta Sports Products, Ltd.........................     769,000    1,860,971
    AviChina Industry & Technology Co., Ltd. Class H..     789,000      550,252
    Bank of China, Ltd. Class H.......................  61,469,181   24,069,539
    Bank of Communications Co., Ltd. Class H..........   6,139,515    3,753,573
    BBMG Corp. Class H................................   1,016,000      572,273
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   1,278,000    1,161,043
    Beijing Enterprises Holdings, Ltd.................     437,972    2,203,748
#   Beijing Enterprises Water Group, Ltd..............   1,654,000      827,510
    Belle International Holdings, Ltd.................   5,923,000    3,983,022
    Brilliance China Automotive Holdings, Ltd.........   1,332,000    1,284,250

                                     2068

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  Byd Co., Ltd. Class H...............................    289,386 $ 1,331,273
    China Cinda Asset Management Co., Ltd. Class H......  1,859,000     584,958
*   China CITIC Bank Corp., Ltd. Class H................  4,384,928   2,562,067
#   China Coal Energy Co., Ltd. Class H.................  2,791,777     956,175
    China Communications Construction Co., Ltd. Class H.  2,919,000   2,607,407
    China Conch Venture Holdings, Ltd...................    122,500     198,130
    China Construction Bank Corp. Class H............... 67,009,590  41,081,985
#*  China COSCO Holdings Co., Ltd. Class H..............  1,197,000     428,519
*   China Eastern Airlines Corp., Ltd. ADR..............      2,200      53,130
#*  China Eastern Airlines Corp., Ltd. Class H..........  1,100,000     538,505
    China Everbright Bank Co., Ltd. Class H.............  4,438,000   2,096,383
    China Everbright International, Ltd.................  2,019,000   2,144,448
    China Galaxy Securities Co., Ltd. Class H...........  2,966,000   2,186,385
#   China Gas Holdings, Ltd.............................  1,362,000   1,740,011
#   China Hongqiao Group, Ltd...........................  1,792,000     979,590
#   China Huishan Dairy Holdings Co., Ltd...............  2,347,000     889,156
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    360,600     569,245
    China Life Insurance Co., Ltd. ADR..................    849,036  10,273,336
    China Longyuan Power Group Corp., Ltd. Class H......  3,194,000   1,908,453
    China Machinery Engineering Corp. Class H...........    180,000     124,636
    China Mengniu Dairy Co., Ltd........................  1,753,000   2,450,161
    China Merchants Bank Co., Ltd. Class H..............  3,120,554   6,065,961
    China Merchants Holdings International Co., Ltd.....    951,348   2,625,837
    China Minsheng Banking Corp., Ltd. Class H..........  4,658,500   4,140,354
    China Mobile, Ltd. Sponsored ADR....................    914,028  49,841,947
#   China Molybdenum Co., Ltd. Class H..................  1,392,966     205,485
    China National Building Material Co., Ltd. Class H..    513,916     213,663
#   China Oilfield Services, Ltd. Class H...............  1,484,000   1,079,369
    China Overseas Land & Investment, Ltd...............  3,518,000  10,301,150
*   China Overseas Property Holdings, Ltd...............  1,459,999     176,342
    China Pacific Insurance Group Co., Ltd. Class H.....  1,805,200   6,393,249
    China Petroleum & Chemical Corp. ADR................    132,615   7,467,534
    China Petroleum & Chemical Corp. Class H............  2,522,800   1,425,226
    China Power International Development, Ltd..........  3,319,000   1,482,373
#   China Railway Construction Corp., Ltd. Class H......  1,096,000   1,103,539
    China Railway Group, Ltd. Class H...................  2,246,000   1,639,453
#   China Resources Beer Holdings Company, Ltd..........    604,710     961,219
    China Resources Gas Group, Ltd......................    690,000   1,734,350
    China Resources Land, Ltd...........................  2,746,666   6,809,567
    China Resources Power Holdings Co., Ltd.............  1,674,517   2,861,511
    China Shenhua Energy Co., Ltd. Class H..............  1,817,000   2,748,224
#*  China Shipping Container Lines Co., Ltd. Class H....  2,324,000     455,141
#   China Shipping Development Co., Ltd. Class H........  1,056,000     665,989
#   China Southern Airlines Co., Ltd. Class H...........  1,624,000     986,904
#   China Southern Airlines Co., Ltd. Sponsored ADR.....     14,306     428,608
    China State Construction International Holdings,
      Ltd...............................................    696,000   1,123,960
*   China Taiping Insurance Holdings Co., Ltd...........  1,341,306   2,845,487
#   China Telecom Corp., Ltd. ADR.......................     56,720   2,656,765
    China Telecom Corp., Ltd. Class H...................  4,088,000   1,928,095
    China Unicom Hong Kong, Ltd.........................  7,864,000   8,743,153
    China Unicom Hong Kong, Ltd. ADR....................    589,865   6,541,603
    China Vanke Co., Ltd. Class H.......................  1,624,300   3,733,254
#   Chongqing Rural Commercial Bank Co., Ltd. Class H...  3,597,000   1,822,421

                                     2069

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    CITIC Securities Co., Ltd. Class H..................  2,116,500 $ 4,123,242
    CITIC, Ltd..........................................  5,705,000   8,104,130
    CNOOC, Ltd..........................................  5,051,000   5,167,732
#   CNOOC, Ltd. Sponsored ADR...........................    127,716  12,972,114
    COSCO Pacific, Ltd..................................  1,779,804   2,017,853
    Country Garden Holdings Co., Ltd....................  8,308,686   3,198,754
#   CRRC Corp, Ltd. Class H.............................  1,471,000   1,376,660
    CSPC Pharmaceutical Group, Ltd......................  1,466,000   1,236,031
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................     96,000     131,972
#   Dalian Port PDA Co., Ltd. Class H...................    504,000     204,401
    Datang International Power Generation Co., Ltd.
      Class H...........................................  2,312,000     611,667
#   Dongfang Electric Corp., Ltd. Class H...............    297,600     241,502
    Dongfeng Motor Group Co., Ltd. Class H..............  2,212,000   2,641,926
    ENN Energy Holdings, Ltd............................    764,000   3,459,820
#   Evergrande Real Estate Group, Ltd................... 10,542,000   7,055,436
#   Fosun International, Ltd............................  1,333,222   1,762,938
*   Fullshare Holdings, Ltd.............................    782,500     183,461
#   GCL-Poly Energy Holdings, Ltd.......................  5,289,814     682,186
#   Geely Automobile Holdings, Ltd......................  3,410,000   1,459,130
    Great Wall Motor Co., Ltd. Class H..................  3,007,500   2,329,874
    Guangdong Investment, Ltd...........................  2,834,000   3,622,269
    Guangshen Railway Co., Ltd. Sponsored ADR...........     27,717     585,383
    Guangzhou Automobile Group Co., Ltd. Class H........    974,259     822,583
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................     98,000     217,748
    Guangzhou R&F Properties Co., Ltd. Class H..........  1,787,600   1,934,178
    Haier Electronics Group Co., Ltd....................    977,000   1,724,773
    Haitong Securities Co., Ltd. Class H................  2,756,400   4,204,887
#*  Hanergy Thin Film Power Group, Ltd..................  5,416,000     148,185
    Hengan International Group Co., Ltd.................    647,000   5,812,526
    Huadian Power International Corp., Ltd. Class H.....  1,628,000     975,327
    Huaneng Power International, Inc. Class H...........    988,000     809,038
    Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,138,294
#   Huishang Bank Corp., Ltd. Class H...................  1,322,000     592,960
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185  37,070,576
#   Jiangsu Expressway Co., Ltd. Class H................  1,202,000   1,447,833
    Jiangxi Copper Co., Ltd. Class H....................  1,141,000   1,162,043
    Kunlun Energy Co., Ltd..............................  6,128,000   4,623,619
    Lenovo Group, Ltd...................................  7,261,278   6,489,581
    Longfor Properties Co., Ltd.........................  1,973,500   2,528,917
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  1,406,000     260,155
    Metallurgical Corp. of China, Ltd. Class H..........  1,583,000     369,827
    New China Life Insurance Co., Ltd. Class H..........    439,800   1,512,104
    New World China Land, Ltd...........................  2,452,000   2,383,886
    People's Insurance Co. Group of China, Ltd. (The)
      Class H...........................................  6,417,000   2,574,035
    PetroChina Co., Ltd. ADR............................    125,562   7,674,349
    PetroChina Co., Ltd. Class H........................  1,724,000   1,070,250
    PICC Property & Casualty Co., Ltd. Class H..........  3,206,132   5,484,265
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500  21,002,837
*   Semiconductor Manufacturing International Corp......  3,992,000     351,812
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................    988,000     637,067
#   Shanghai Electric Group Co., Ltd. Class H...........  1,276,000     566,298
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H...........................................    180,500     434,407
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..    611,300   1,190,623

                                     2070

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Shenzhou International Group Holdings, Ltd..........   334,000 $  1,795,251
    Shimao Property Holdings, Ltd....................... 2,875,371    4,083,862
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000      242,207
    Sino Biopharmaceutical, Ltd......................... 3,588,000    2,467,779
    Sino-Ocean Land Holdings, Ltd....................... 3,854,743    1,954,408
    Sinopec Engineering Group Co., Ltd. Class H.........   130,000      109,493
#*  Sinopec Oilfield Service Corp. Class H.............. 1,818,000      402,265
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H....   633,000      257,496
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     7,418      297,738
    Sinopharm Group Co., Ltd. Class H................... 1,224,000    4,347,774
#   Sun Art Retail Group, Ltd........................... 2,696,500    1,514,253
    Tencent Holdings, Ltd............................... 4,351,400   81,748,407
#   Tingyi Cayman Islands Holding Corp.................. 1,742,000    1,997,033
    Travelsky Technology, Ltd. Class H..................   454,000      694,546
#   Tsingtao Brewery Co., Ltd. Class H..................   138,000      490,976
    Uni-President China Holdings, Ltd...................   324,000      209,810
#   Want Want China Holdings, Ltd....................... 5,066,000    3,334,629
#   Weichai Power Co., Ltd. Class H.....................   861,400      826,543
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   234,000      306,317
#   Yanzhou Coal Mining Co., Ltd. Class H...............   718,000      294,155
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   106,215      424,860
    Zhejiang Expressway Co., Ltd. Class H............... 1,410,000    1,240,228
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   253,500    1,309,656
    Zijin Mining Group Co., Ltd. Class H................ 2,555,000      581,050
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H...................................... 1,589,400      417,861
#   ZTE Corp. Class H...................................   287,685      524,298
                                                                   ------------
TOTAL CHINA.............................................            565,204,669
                                                                   ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA..................................    77,155      320,608
    Banco de Bogota SA..................................    35,006      595,075
    Bancolombia SA......................................   325,427    2,240,564
    Bancolombia SA Sponsored ADR........................   140,271    4,137,994
    Cementos Argos SA...................................   427,348    1,275,860
*   Cemex Latam Holdings SA.............................   138,849      410,308
    Corp. Financiera Colombiana SA(B000C92).............    70,782      804,316
*   Corp. Financiera Colombiana SA(BYPK1V0).............     1,553       16,462
    Ecopetrol SA........................................ 2,771,514      869,660
#   Ecopetrol SA Sponsored ADR..........................   220,479    1,419,885
    Empresa de Energia de Bogota SA ESP................. 1,457,465      737,058
    Grupo Argos SA......................................    32,075      163,184
    Grupo Aval Acciones y Valores SA ADR................    98,607      646,862
    Grupo de Inversiones Suramericana SA................   259,115    2,825,991
    Grupo Nutresa SA....................................   201,423    1,444,478
    Interconexion Electrica SA ESP......................   609,290    1,366,146
    Isagen SA ESP....................................... 1,309,791    1,568,158
                                                                   ------------
TOTAL COLOMBIA..........................................             20,842,609
                                                                   ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.............................................   256,338    4,263,004
    Komercni banka A.S..................................    14,181    2,982,138
    O2 Czech Republic A.S...............................    17,569      179,793

                                     2071

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
CZECH REPUBLIC -- (Continued)
    Pegas Nonwovens SA..................................     5,839 $   164,249
    Philip Morris CR A.S................................       689     358,843
*   Unipetrol A.S.......................................    45,807     290,358
                                                                   -----------
TOTAL CZECH REPUBLIC....................................             8,238,385
                                                                   -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR......... 1,227,979   4,772,097
*   Egyptian Financial Group-Hermes Holding Co. GDR.....       774       1,243
*   Global Telecom Holding SAE GDR......................   640,757     731,104
                                                                   -----------
TOTAL EGYPT.............................................             5,504,444
                                                                   -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    38,061     308,356
*   Alpha Bank AE.......................................   105,217     213,396
    Athens Water Supply & Sewage Co. SA (The)...........    43,827     222,007
*   Eurobank Ergasias SA................................       331         275
    FF Group............................................    34,149     536,401
*   Hellenic Petroleum SA...............................   112,224     474,024
    Hellenic Telecommunications Organization SA.........   340,319   2,963,124
*   JUMBO SA............................................   168,373   1,788,360
    Metka SA............................................     8,515      64,475
    Motor Oil Hellas Corinth Refineries SA..............    96,253   1,037,090
    Mytilineos Holdings SA..............................    87,326     303,852
*   National Bank of Greece SA..........................   128,189      35,429
    OPAP SA.............................................   278,698   2,065,913
*   Piraeus Bank SA.....................................    20,676       4,148
    Public Power Corp. SA...............................   144,358     549,611
    Titan Cement Co. SA.................................    61,385   1,183,692
                                                                   -----------
TOTAL GREECE............................................            11,750,153
                                                                   -----------
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.............   773,065   1,067,168
    MOL Hungarian Oil & Gas P.L.C.......................    86,115   4,187,055
    OTP Bank P.L.C......................................   218,678   4,651,889
    Richter Gedeon Nyrt.................................   213,864   4,173,697
                                                                   -----------
TOTAL HUNGARY...........................................            14,079,809
                                                                   -----------
INDIA -- (12.6%)
    ABB India, Ltd......................................    33,317     478,846
    ACC, Ltd............................................    75,781   1,388,158
    Adani Ports & Special Economic Zone, Ltd............   735,627   2,303,527
*   Adani Transmissions, Ltd............................   260,707     141,565
    Aditya Birla Fashion & Retail.......................   690,196   2,260,404
    Aditya Birla Nuvo, Ltd..............................   132,730   1,714,647
    Ajanta Pharma, Ltd..................................    11,780     223,352
    Alembic Pharmaceuticals, Ltd........................    15,209     139,770
    Alstom T&D India, Ltd...............................    17,621     116,294
    Amara Raja Batteries, Ltd...........................    79,101     984,225
    Ambuja Cements, Ltd................................. 1,004,466   2,919,324
    Apollo Hospitals Enterprise, Ltd....................   129,872   2,844,636
    Ashok Leyland, Ltd.................................. 1,513,757   2,013,081

                                     2072

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Asian Paints, Ltd...................................   474,671 $ 6,125,861
    Aurobindo Pharma, Ltd...............................   625,132   7,760,230
    Axis Bank, Ltd...................................... 2,010,793  12,233,925
    Bajaj Auto, Ltd.....................................   153,062   5,339,065
    Bajaj Finance, Ltd..................................    34,605   3,033,763
    Bajaj Finserv, Ltd..................................    62,936   1,733,453
    Bajaj Holdings & Investment, Ltd....................    53,068   1,171,919
    Bank of Baroda...................................... 1,014,457   1,880,932
    Berger Paints India, Ltd............................   236,486     924,792
    Bharat Electronics, Ltd.............................    51,903     943,992
    Bharat Forge, Ltd...................................   240,753   2,989,098
    Bharat Heavy Electricals, Ltd....................... 1,315,511   2,704,053
    Bharat Petroleum Corp., Ltd.........................   243,122   3,193,296
    Bharti Airtel, Ltd.................................. 1,447,872   6,279,690
*   Bhushan Steel, Ltd..................................    30,884      17,097
    Blue Dart Express, Ltd..............................     5,432     507,432
    Bosch, Ltd..........................................    10,859   2,809,630
    Britannia Industries, Ltd...........................    26,712   1,063,254
    Cadila Healthcare, Ltd..............................   362,605   1,642,852
    Cairn India, Ltd....................................   655,103   1,190,425
    Castrol India, Ltd..................................    38,740     241,091
    Cipla, Ltd..........................................   493,571   4,319,075
    Colgate-Palmolive India, Ltd........................   142,544   1,810,115
    Container Corp. Of India, Ltd.......................   104,901   1,841,907
    CRISIL, Ltd.........................................     6,904     188,420
    Cummins India, Ltd..................................    94,559   1,291,526
    Dabur India, Ltd....................................   743,476   2,771,876
    Divi's Laboratories, Ltd............................   186,164   3,143,746
    DLF, Ltd............................................   647,553     931,773
    Dr Reddy's Laboratories, Ltd........................    71,015   3,250,002
#   Dr Reddy's Laboratories, Ltd. ADR...................   148,465   6,670,532
    Eicher Motors, Ltd..................................    20,610   5,075,871
    Emami, Ltd..........................................    90,332   1,336,343
    Exide Industries, Ltd...............................   307,619     548,911
    GAIL India, Ltd.....................................   575,655   3,140,039
    GAIL India, Ltd. GDR................................    28,791     923,427
    Gillette India, Ltd.................................     3,761     248,993
    GlaxoSmithKline Consumer Healthcare, Ltd............    14,937   1,283,876
    GlaxoSmithKline Pharmaceuticals, Ltd................    13,217     628,624
    Glenmark Pharmaceuticals, Ltd.......................   316,017   3,653,596
    Godrej Consumer Products, Ltd.......................   168,863   3,055,365
    Godrej Industries, Ltd..............................    48,714     256,706
    Grasim Industries, Ltd..............................     6,300     315,160
    Havells India, Ltd..................................   407,089   1,792,859
    HCL Technologies, Ltd...............................   786,097  10,092,294
    HDFC Bank, Ltd...................................... 1,530,953  23,896,236
    Hero MotoCorp, Ltd..................................   203,973   7,733,572
    Hindalco Industries, Ltd............................ 1,549,771   1,620,839
    Hindustan Petroleum Corp., Ltd......................   154,170   1,861,770
    Hindustan Unilever, Ltd............................. 1,148,145  13,885,764
    Housing Development Finance Corp., Ltd..............   652,513  11,393,365
    ICICI Bank, Ltd..................................... 1,783,458   6,043,960
    ICICI Bank, Ltd. Sponsored ADR...................... 1,043,395   6,938,577

                                     2073

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Idea Cellular, Ltd.................................. 2,689,000 $ 4,130,066
*   IDFC Bank, Ltd......................................   601,656     467,568
    Indiabulls Housing Finance, Ltd.....................   546,591   5,760,613
    Indian Oil Corp., Ltd...............................   612,255   3,614,596
    IndusInd Bank, Ltd..................................   402,723   5,564,842
    Infosys, Ltd........................................ 1,886,232  32,455,877
    Infosys, Ltd. Sponsored ADR.........................   847,888  15,185,674
    ITC, Ltd............................................ 3,264,295  15,347,977
    JSW Energy, Ltd.....................................   804,897     917,374
    JSW Steel, Ltd......................................   366,359   5,759,606
    Kansai Nerolac Paints, Ltd..........................     4,919      19,021
*   KAYA, Ltd...........................................     2,327      34,438
    Kotak Mahindra Bank, Ltd............................   494,765   5,003,671
    Larsen & Toubro, Ltd................................   363,180   5,925,007
    LIC Housing Finance, Ltd............................   760,874   5,394,030
    Lupin, Ltd..........................................   355,461   8,979,647
    Mahindra & Mahindra Financial Services, Ltd.........   268,646     829,371
    Mahindra & Mahindra, Ltd............................   678,651  12,370,231
    Marico, Ltd.........................................   748,884   2,478,735
    Maruti Suzuki India, Ltd............................   138,331   8,416,756
    MAX India, Ltd.(B1TJG95)............................    75,452     408,972
    MAX India, Ltd.()...................................    75,452     139,411
    Max Ventures & Industries, Ltd......................    15,090      15,767
    Motherson Sumi Systems, Ltd.........................   542,274   2,156,286
    MRF, Ltd............................................     2,969   1,566,234
    Nestle India, Ltd...................................    37,106   3,002,519
    NHPC, Ltd........................................... 2,310,835     717,837
    NTPC, Ltd........................................... 1,548,464   3,253,445
    Oil & Natural Gas Corp., Ltd........................   989,305   3,311,484
    Oil India, Ltd......................................   221,777   1,150,045
    Oracle Financial Services Software, Ltd.............    30,030   1,619,885
    Page Industries, Ltd................................     9,049   1,612,180
    Petronet LNG, Ltd...................................   398,083   1,450,299
    Pidilite Industries, Ltd............................   196,824   1,656,235
    Piramal Enterprises, Ltd............................    88,650   1,301,461
    Power Finance Corp., Ltd............................   773,284   2,007,602
    Power Grid Corp. of India, Ltd......................   896,116   1,959,366
    Procter & Gamble Hygiene & Health Care, Ltd.........    10,286     846,447
    Rajesh Exports, Ltd.................................    93,440   1,003,068
*   Reliance Communications, Ltd........................ 3,093,773   2,838,825
    Reliance Industries, Ltd............................ 1,710,765  26,254,866
    Reliance Power, Ltd.................................   327,864     245,664
    Rural Electrification Corp., Ltd....................   756,926   2,155,720
    Shree Cement, Ltd...................................    10,928   1,731,121
    Shriram Transport Finance Co., Ltd..................   268,934   3,326,598
    Siemens, Ltd........................................   103,232   1,549,930
    State Bank of India................................. 2,058,980   5,492,727
    Sun Pharmaceutical Industries, Ltd.................. 1,259,691  16,399,632
    Sun TV Network, Ltd.................................   162,689     913,668
    Sundaram Finance, Ltd...............................     6,100     122,482
    Tata Consultancy Services, Ltd......................   720,066  25,414,690
*   Tata Motors, Ltd.................................... 1,818,079   9,120,512
*   Tata Motors, Ltd. Sponsored ADR.....................    84,855   2,119,678

                                     2074

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
    Tata Power Co., Ltd...............................  2,105,165 $  1,872,073
    Tata Steel, Ltd...................................    683,642    2,525,855
    Tech Mahindra, Ltd................................  1,147,600    8,519,135
    Titan Co., Ltd....................................    280,758    1,521,116
    Torrent Pharmaceuticals, Ltd......................     94,358    1,956,176
    Ultratech Cement, Ltd.............................     62,175    2,609,390
    United Breweries, Ltd.............................     96,720    1,106,629
*   United Spirits, Ltd...............................     58,173    2,153,768
    UPL, Ltd..........................................    812,040    5,274,931
    Vedanta, Ltd......................................  3,139,759    3,377,082
    Vedanta, Ltd. ADR.................................     42,052      184,608
    Wipro, Ltd........................................    732,279    6,105,918
*   Wockhardt, Ltd....................................     44,985      851,835
    Yes Bank, Ltd.....................................    693,807    7,709,118
    Zee Entertainment Enterprises, Ltd................    769,567    4,789,371
                                                                  ------------
TOTAL INDIA...........................................             529,335,559
                                                                  ------------
INDONESIA -- (3.3%)
    Adaro Energy Tbk PT............................... 37,523,800    1,448,828
    AKR Corporindo Tbk PT.............................  1,809,000      971,156
    Astra Agro Lestari Tbk PT.........................  1,349,900    1,688,478
    Astra International Tbk PT........................ 23,646,410   11,242,619
    Bank Central Asia Tbk PT.......................... 15,447,700   14,811,889
    Bank Danamon Indonesia Tbk PT.....................  5,622,079    1,665,055
    Bank Mandiri Persero Tbk PT....................... 12,324,817    8,703,808
    Bank Negara Indonesia Persero Tbk PT.............. 15,233,322    5,492,919
*   Bank Pan Indonesia Tbk PT.........................  7,275,400      363,581
    Bank Rakyat Indonesia Persero Tbk PT.............. 15,742,100   12,982,942
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    741,800      116,172
*   Bayan Resources Tbk PT............................     79,500       46,355
    Bumi Serpong Damai Tbk PT......................... 15,138,700    1,927,293
    Charoen Pokphand Indonesia Tbk PT................. 10,800,200    2,660,103
    Ciputra Development Tbk PT........................ 12,854,895    1,197,908
    Global Mediacom Tbk PT............................ 12,560,600      734,843
    Gudang Garam Tbk PT...............................    738,200    3,147,746
    Holcim Indonesia Tbk PT...........................  2,090,758      137,725
    Indocement Tunggal Prakarsa Tbk PT................  1,963,900    2,841,454
    Indofood CBP Sukses Makmur Tbk PT.................  1,728,400    1,830,571
    Indofood Sukses Makmur Tbk PT..................... 11,664,300    5,307,476
*   Indosat Tbk PT....................................  1,720,800      685,675
    Jasa Marga Persero Tbk PT.........................  3,626,900    1,526,479
    Kalbe Farma Tbk PT................................ 32,614,300    3,188,968
    Lippo Karawaci Tbk PT............................. 40,640,200    3,126,444
    Matahari Department Store Tbk PT..................    400,800      470,534
    Mayora Indah Tbk PT...............................    862,133    1,694,127
    Media Nusantara Citra Tbk PT...................... 12,992,900    1,136,635
    MNC Investama Tbk PT..............................  6,404,500       60,725
*   MNC Sky Vision Tbk PT.............................    143,100       12,476
    Pakuwon Jati Tbk PT............................... 58,500,300    1,927,307
*   Panasia Indo Resources Tbk PT.....................     56,500        3,292
    Pembangunan Perumahan Persero Tbk PT..............  2,790,800      794,952
    Perusahaan Gas Negara Persero Tbk................. 13,090,800    2,313,782
    Sawit Sumbermas Sarana Tbk PT.....................  4,401,900      636,061

                                     2075

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................  6,982,900 $  5,667,458
    Sinar Mas Agro Resources & Technology Tbk PT......  1,116,500      318,123
    Sumber Alfaria Trijaya Tbk PT.....................    255,200       11,273
    Summarecon Agung Tbk PT........................... 21,383,500    2,279,822
    Surya Citra Media Tbk PT..........................  9,074,500    1,798,400
    Tambang Batubara Bukit Asam Persero Tbk PT........    357,000      116,597
    Telekomunikasi Indonesia Persero Tbk PT........... 39,175,700    9,611,329
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     98,384    4,820,816
*   Tower Bersama Infrastructure Tbk PT...............  2,884,000    1,331,690
*   Trada Maritime Tbk PT.............................  1,271,100        4,619
    Unilever Indonesia Tbk PT.........................  2,121,800    5,691,705
    United Tractors Tbk PT............................  4,899,996    6,262,517
*   Vale Indonesia Tbk PT.............................  4,416,400      471,117
    Waskita Karya Persero Tbk PT......................  7,079,379      898,996
    Wijaya Karya Persero Tbk PT.......................  2,900,600      594,877
*   XL Axiata Tbk PT..................................  7,578,200    2,034,107
                                                                  ------------
TOTAL INDONESIA.......................................             138,809,824
                                                                  ------------
MALAYSIA -- (4.5%)
    Aeon Co. M Bhd....................................    893,000      539,036
    Affin Holdings Bhd................................  1,168,000      608,886
#   Alliance Financial Group Bhd......................  2,238,000    1,839,774
#   AMMB Holdings Bhd.................................  5,459,859    5,749,611
#   Astro Malaysia Holdings Bhd.......................  2,488,700    1,675,614
#   Axiata Group Bhd..................................  3,812,314    5,161,662
    Batu Kawan Bhd....................................    105,400      448,892
*   Berjaya Land Bhd..................................     53,000        9,046
    Berjaya Sports Toto Bhd...........................    103,905       78,316
    BIMB Holdings Bhd.................................  1,143,255      958,971
    Boustead Holdings Bhd.............................    396,286      371,725
#   British American Tobacco Malaysia Bhd.............    212,600    2,966,833
#*  Bumi Armada Bhd...................................  4,056,400    1,022,362
#   Bursa Malaysia Bhd................................    394,500      794,873
#   Cahya Mata Sarawak Bhd............................    669,400      833,912
    Carlsberg Brewery Malaysia Bhd Class B............     41,200      116,026
#   CIMB Group Holdings Bhd...........................  6,887,713    6,910,808
#   Dialog Group Bhd..................................  4,981,118    1,902,852
#   DiGi.Com Bhd......................................  5,805,020    6,832,970
    DRB-Hicom Bhd.....................................    260,600       65,497
    Felda Global Ventures Holdings Bhd................    379,100      157,937
    Fraser & Neave Holdings Bhd.......................     10,900       48,058
#   Gamuda Bhd........................................  2,291,200    2,524,993
#   Genting Bhd.......................................  3,866,300    7,348,543
#   Genting Malaysia Bhd..............................  4,571,400    4,934,168
#   Genting Plantations Bhd...........................    325,000      894,777
    Guinness Anchor Bhd...............................    137,300      441,011
#   HAP Seng Consolidated Bhd.........................  1,066,700    1,850,721
#   Hartalega Holdings Bhd............................  1,084,200    1,410,352
#   Hong Leong Bank Bhd...............................  1,224,566    3,867,818
#   Hong Leong Financial Group Bhd....................    728,783    2,429,288
#   IHH Healthcare Bhd................................  2,378,100    3,760,139
    IJM Corp. Bhd.....................................  7,006,462    5,834,725
#   IOI Corp. Bhd.....................................  4,711,405    5,521,509

                                     2076

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
#   IOI Properties Group Bhd..........................  2,347,943 $  1,208,832
#   Kuala Lumpur Kepong Bhd...........................    504,800    2,912,028
#   Kulim Malaysia BHD................................    548,200      500,684
#   Lafarge Malaysia Bhd..............................    659,480    1,458,420
    LPI Capital Bhd...................................     25,950       97,505
    Magnum Bhd........................................    360,700      214,604
#   Malayan Banking Bhd...............................  5,792,259   11,996,564
#   Malaysia Airports Holdings Bhd....................  1,492,441    2,088,842
#   Maxis Bhd.........................................  2,881,400    3,979,941
#   MISC Bhd..........................................  2,038,198    4,315,730
#   MMC Corp. Bhd.....................................  2,023,800      904,826
    Nestle Malaysia Bhd...............................     60,200    1,072,490
    Oriental Holdings Bhd.............................     39,700       63,094
#   Petronas Chemicals Group Bhd......................  3,567,800    6,193,768
#   Petronas Dagangan Bhd.............................    367,500    2,261,147
#   Petronas Gas Bhd..................................    890,500    4,927,956
#   PPB Group Bhd.....................................    900,800    3,607,824
    Public Bank Bhd...................................  3,537,614   15,698,365
#   QL Resources Bhd..................................    630,900      692,549
#   RHB Capital Bhd...................................  1,444,479    1,899,286
#   Sapurakencana Petroleum Bhd....................... 10,900,700    4,992,096
#   Sime Darby Bhd....................................  3,639,627    7,075,745
    SP Setia Bhd Group................................  1,038,380      725,353
#   Sunway Bhd........................................  1,710,000    1,215,519
*   Sunway Construction Group Bhd.....................    182,400       59,873
#   Telekom Malaysia Bhd..............................  1,435,664    2,253,639
    Tenaga Nasional Bhd...............................  4,375,250   14,353,723
#   Top Glove Corp. Bhd...............................    773,600    1,011,953
    UEM Sunrise Bhd...................................  2,331,937      556,836
#   UMW Holdings Bhd..................................  1,571,566    2,662,327
    United Plantations Bhd............................     61,000      365,683
#   Westports Holdings Bhd............................  1,509,000    1,478,057
    YTL Corp. Bhd..................................... 16,425,686    6,184,502
#   YTL Power International Bhd.......................  3,177,547    1,125,851
                                                                  ------------
TOTAL MALAYSIA........................................             190,067,317
                                                                  ------------
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.......................  8,197,783   15,272,186
    America Movil S.A.B. de C.V. Series L............. 46,329,297   32,746,156
    America Movil S.A.B. de C.V. Series L ADR.........     22,528      318,546
    Arca Continental S.A.B. de C.V....................    688,801    4,137,876
#*  Cemex S.A.B. de C.V............................... 10,342,714    4,670,195
*   Cemex S.A.B. de C.V. Sponsored ADR................  1,626,890    7,369,810
#   Coca-Cola Femsa S.A.B. de C.V. Series L...........    510,276    3,591,787
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     36,634    2,569,509
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B.........................................      8,726        5,533
    El Puerto de Liverpool S.A.B. de C.V..............    185,660    2,216,629
#   Fomento Economico Mexicano S.A.B. de C.V..........  1,793,669   17,009,335
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................     39,796    3,773,457
    Gruma S.A.B. de C.V. Class B......................    541,859    8,167,730
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................     13,041    1,095,966
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................    366,328    3,085,091
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR     32,867    4,492,919

                                     2077

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
#*  Grupo Bimbo S.A.B. de C.V. Series A...............  2,095,229 $  5,850,965
    Grupo Carso S.A.B. de C.V. Series A1..............    911,747    3,686,649
#   Grupo Elektra S.A.B. de C.V.......................     86,674    1,631,480
#   Grupo Financiero Banorte S.A.B. de C.V............  5,018,245   26,145,699
#   Grupo Financiero Inbursa S.A.B. de C.V............  3,225,708    5,205,523
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................  3,362,943    5,191,515
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................     84,444      647,685
    Grupo Lala S.A.B. de C.V..........................    671,934    1,592,244
#   Grupo Mexico S.A.B. de C.V. Series B..............  6,016,393   11,669,402
*   Grupo Qumma SA de C.V. Series B...................      1,591           --
    Grupo Sanborns S.A.B. de C.V......................     28,885       37,425
    Grupo Televisa S.A.B. Series CPO..................  3,235,650   17,134,660
    Grupo Televisa S.A.B. Sponsored ADR...............    132,800    3,516,544
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  2,362,916    2,816,570
    Industrias Penoles S.A.B. de C.V..................    213,972    2,040,654
#   Infraestructura Energetica Nova S.A.B. de C.V.....    410,039    1,609,840
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  2,348,560    5,605,390
*   La Comer S.A.B. de C.V............................    758,975      677,890
    Megacable Holdings S.A.B. de C.V..................     89,863      328,482
    Mexichem S.A.B. de C.V............................  2,263,855    4,668,064
#*  Minera Frisco S.A.B. de C.V.......................    193,308       85,795
*   Organizacion Soriana S.A.B. de C.V. Class B.......  1,102,476    2,364,478
#   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................    389,314    4,474,661
*   Savia SA Class A..................................    120,000           --
#*  Telesites SAB de CV...............................  2,338,993    1,418,529
    Wal-Mart de Mexico S.A.B. de C.V..................  7,054,235   17,707,782
                                                                  ------------
TOTAL MEXICO..........................................             236,630,651
                                                                  ------------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR........................      6,659       41,752
#*  Cia de Minas Buenaventura SAA ADR.................    139,674      558,696
    Credicorp, Ltd....................................     76,489    7,752,925
    Grana y Montero SAA Sponsored ADR.................     62,484      137,465
                                                                  ------------
TOTAL PERU............................................               8,490,838
                                                                  ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc......................  2,371,880    2,916,324
    Aboitiz Power Corp................................  2,462,500    2,155,497
    Alliance Global Group, Inc........................  7,817,700    2,432,449
    Ayala Corp........................................    284,537    4,074,706
    Ayala Land, Inc...................................  9,207,218    6,109,930
    Bank of the Philippine Islands....................  1,601,353    2,952,429
    BDO Unibank, Inc..................................  2,798,971    6,020,356
    DMCI Holdings, Inc................................  9,941,400    2,391,390
    Emperador, Inc....................................  1,850,900      285,713
    Energy Development Corp........................... 26,284,600    3,042,331
    First Gen Corp....................................     85,800       33,251
*   Fwbc Holdings, Inc................................  2,006,957           --
    Globe Telecom, Inc................................     52,815    2,075,301
    GT Capital Holdings, Inc..........................    139,050    3,780,548
    International Container Terminal Services, Inc....  1,287,400    1,648,930
    JG Summit Holdings, Inc...........................  1,533,620    2,165,154

                                     2078

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Jollibee Foods Corp.................................    695,840 $ 3,007,255
    LT Group, Inc.......................................  3,927,800   1,313,110
    Manila Electric Co..................................    317,750   2,072,203
    Megaworld Corp...................................... 27,294,800   2,059,184
    Metro Pacific Investments Corp...................... 24,178,700   2,805,274
    Metropolitan Bank & Trust Co........................    767,025   1,146,089
    Philippine Long Distance Telephone Co...............     90,610   4,233,880
    Philippine Long Distance Telephone Co. Sponsored ADR     50,043   2,348,018
*   Philippine National Bank............................    415,388     436,543
    Puregold Price Club, Inc............................  1,348,200     933,836
    Robinsons Land Corp.................................  3,790,900   1,997,395
    Robinsons Retail Holdings, Inc......................    360,960     449,691
    San Miguel Corp.....................................  1,136,600   1,743,264
    Security Bank Corp..................................     18,140      54,219
    Semirara Mining & Power Corp........................    503,180   1,258,994
    SM Investments Corp.................................    210,812   3,687,003
    SM Prime Holdings, Inc..............................  8,955,410   4,005,771
*   Top Frontier Investment Holdings, Inc...............     42,789      94,302
    Universal Robina Corp...............................  1,282,840   5,217,812
                                                                    -----------
TOTAL PHILIPPINES.......................................             80,948,152
                                                                    -----------
POLAND -- (1.6%)
*   Alior Bank SA.......................................     68,031   1,006,806
    Bank Handlowy w Warszawie SA........................     49,636     912,431
#*  Bank Millennium SA..................................  1,077,670   1,428,003
    Bank Pekao SA.......................................    131,789   4,434,059
#*  Bank Zachodni WBK SA................................     55,352   3,549,835
    CCC SA..............................................     25,137     737,112
*   Cyfrowy Polsat SA...................................    393,451   2,077,530
    Enea SA.............................................    310,769     896,465
    Energa SA...........................................    214,565     713,237
    Eurocash SA.........................................    112,176   1,518,613
#*  Grupa Azoty SA......................................     78,276   1,984,979
*   Grupa Lotos SA......................................    137,497     864,362
    ING Bank Slaski SA..................................     39,521   1,057,938
    KGHM Polska Miedz SA................................    408,675   5,785,175
#   LPP SA..............................................      1,578   2,078,826
#*  mBank SA............................................     26,210   2,032,212
    Orange Polska SA....................................  1,116,971   1,777,278
    PGE Polska Grupa Energetyczna SA....................  2,528,965   8,595,942
#   Polski Koncern Naftowy Orlen SA.....................    649,675   9,963,504
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  2,283,734   2,914,719
*   Powszechna Kasa Oszczednosci Bank Polski SA.........    964,323   5,840,157
    Powszechny Zaklad Ubezpieczen SA....................    780,760   6,221,042
    Synthos SA..........................................    712,436     676,299
    Tauron Polska Energia SA............................  2,120,002   1,411,789
                                                                    -----------
TOTAL POLAND............................................             68,478,313
                                                                    -----------
RUSSIA -- (1.8%)
    Gazprom PAO Sponsored ADR...........................  5,279,647  19,074,604
    LUKOIL PJSC.........................................    283,205   9,634,929

                                     2079

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
RUSSIA -- (Continued)
    Magnitogorsk Iron & Steel Works OJSC GDR............   197,103 $   626,716
*   Mail.ru Group, Ltd. GDR.............................    38,801     844,743
    MegaFon PJSC GDR....................................    90,639   1,087,850
    MMC Norilsk Nickel PJSC ADR.........................   406,377   4,708,626
    NOVATEK OAO GDR.....................................    41,515   3,607,911
    Novolipetsk Steel AO GDR............................   123,601   1,074,562
    Phosagro OAO GDR....................................    53,025     630,915
    Ros Agro P.L.C. GDR.................................    14,690     199,489
    Rosneft OAO GDR.....................................   833,683   2,995,661
    Rostelecom PJSC Sponsored ADR.......................    78,867     524,562
    RusHydro PJSC ADR................................... 1,394,873   1,224,269
    Sberbank of Russia PJSC Sponsored ADR............... 2,154,126  11,926,437
    Severstal PAO GDR...................................   216,701   1,757,979
    Tatneft PAO Sponsored ADR...........................   266,980   7,288,820
    TMK PAO GDR.........................................    10,093      27,780
#   VimpelCom, Ltd. Sponsored ADR.......................   703,582   2,314,785
    VTB Bank PJSC GDR................................... 1,603,697   3,023,293
*   X5 Retail Group NV GDR..............................    81,719   1,511,089
                                                                   -----------
TOTAL RUSSIA............................................            74,085,020
                                                                   -----------
SOUTH AFRICA -- (7.7%)
#*  African Bank Investments, Ltd.......................   709,671       2,596
*   Anglo American Platinum, Ltd........................   128,669   1,890,721
*   AngloGold Ashanti, Ltd. Sponsored ADR............... 1,637,102  13,882,625
    Aspen Pharmacare Holdings, Ltd......................   471,388   8,025,461
    AVI, Ltd............................................   706,767   3,546,187
    Barclays Africa Group, Ltd..........................   876,819   7,997,929
    Bidvest Group, Ltd. (The)...........................   778,465  17,977,177
*   Brait SE............................................   158,034   1,647,121
    Capitec Bank Holdings, Ltd..........................    74,284   2,262,388
#   Coronation Fund Managers, Ltd.......................   175,196     675,417
    Discovery, Ltd......................................   601,454   4,903,363
    Distell Group, Ltd..................................    70,509     704,075
#   Exxaro Resources, Ltd...............................    89,766     347,376
    FirstRand, Ltd...................................... 4,730,180  13,418,972
    Foschini Group, Ltd. (The)..........................   573,748   4,477,608
    Gold Fields, Ltd. Sponsored ADR..................... 2,282,212   7,759,521
*   Impala Platinum Holdings, Ltd.......................   529,779   1,106,779
    Imperial Holdings, Ltd..............................   618,348   4,748,820
    Investec, Ltd.......................................   795,457   5,177,215
#   Kumba Iron Ore, Ltd.................................    96,985     213,953
    Liberty Holdings, Ltd...............................   479,090   3,376,092
    Life Healthcare Group Holdings, Ltd................. 2,602,500   5,748,657
    Massmart Holdings, Ltd..............................    75,810     432,944
    Mediclinic International, Ltd.......................   812,963   6,181,730
    MMI Holdings, Ltd................................... 3,086,147   4,420,888
    Mondi, Ltd..........................................   254,856   4,217,057
    Mr. Price Group, Ltd................................   545,010   5,624,714
    MTN Group, Ltd...................................... 2,516,919  22,241,779
    Naspers, Ltd. Class N...............................   370,571  46,830,177
    Nedbank Group, Ltd..................................   676,567   8,037,308
    Netcare, Ltd........................................ 2,630,152   5,596,391
#   Pick n Pay Stores, Ltd..............................   473,477   1,752,116

                                     2080

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Pioneer Foods Group, Ltd............................   225,369 $  1,880,783
    PSG Group, Ltd......................................   138,010    1,588,624
    Sanlam, Ltd......................................... 3,161,329   11,641,023
    Santam, Ltd.........................................    27,273      306,781
*   Sappi, Ltd..........................................   661,337    3,012,467
    Sasol, Ltd..........................................   130,693    3,438,080
    Sasol, Ltd. Sponsored ADR...........................   771,980   20,071,480
    Shoprite Holdings, Ltd..............................   951,195    8,783,160
    Spar Group, Ltd. (The)..............................   284,382    3,288,599
    Standard Bank Group, Ltd............................ 1,835,594   13,069,402
#   Steinhoff International Holdings NV................. 3,126,745   15,018,375
    Telkom SA SOC, Ltd..................................   838,393    3,395,737
    Tiger Brands, Ltd...................................   227,557    4,181,133
    Truworths International, Ltd........................   921,349    5,722,297
    Tsogo Sun Holdings, Ltd.............................   311,671      445,458
    Vodacom Group, Ltd..................................   520,334    4,774,012
    Woolworths Holdings, Ltd............................ 1,765,305   10,444,894
                                                                   ------------
TOTAL SOUTH AFRICA......................................            326,287,462
                                                                   ------------
SOUTH KOREA -- (14.9%)
*   Amorepacific Corp...................................    38,725   13,199,442
*   AMOREPACIFIC Group..................................    35,323    4,427,901
#*  BNK Financial Group, Inc............................   620,267    4,688,323
#*  Celltrion, Inc......................................    65,022    6,143,470
#   Cheil Worldwide, Inc................................    73,456    1,397,055
#*  CJ CGV Co., Ltd.....................................    16,235    1,840,939
*   CJ CheilJedang Corp.................................    16,081    5,535,912
*   CJ Corp.............................................    27,709    6,846,290
*   CJ E&M Corp.........................................    19,443    1,503,509
#*  CJ Korea Express Corp...............................     5,838    1,073,911
#*  Com2uSCorp..........................................     8,809    1,005,151
#*  Cosmax, Inc.........................................     8,483    1,340,553
*   Coway Co., Ltd......................................    70,382    5,791,783
*   Daelim Industrial Co., Ltd..........................    51,830    3,412,654
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508      620,649
#   Daewoo International Corp...........................    68,720      891,795
*   Daewoo Securities Co., Ltd..........................   220,071    1,464,464
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd...   165,407      586,307
#*  DGB Financial Group, Inc............................   246,269    1,842,286
*   Dongbu Insurance Co., Ltd...........................   101,033    5,738,628
#   Dongsuh Cos Inc.....................................    21,475      564,764
#*  Dongwon F&B Co., Ltd................................       706      226,097
*   Dongwon Systems Corp................................     2,204      148,871
#*  Doosan Corp.........................................    23,998    1,536,380
#*  Doosan Heavy Industries & Construction Co., Ltd.....   115,996    1,644,127
#*  Doosan Infracore Co., Ltd...........................   266,467      942,327
    E-MART, Inc.........................................    22,026    3,024,355
#   Grand Korea Leisure Co., Ltd........................    38,572      741,994
*   Green Cross Corp....................................     3,906      707,045
#*  Green Cross Holdings Corp...........................    18,294      740,907
#*  GS Engineering & Construction Corp..................    78,050    1,666,552
*   GS Holdings Corp....................................    87,075    3,685,767
#*  GS Retail Co., Ltd..................................    21,329    1,169,836

                                     2081

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc........................... 502,186 $ 9,037,210
#   Hana Tour Service, Inc..............................   9,469     777,240
#*  Hanjin Kal Corp.....................................  14,767     194,374
*   Hankook Tire Co., Ltd............................... 180,773   7,049,787
#*  Hanmi Pharm Co., Ltd................................   2,680   1,593,078
*   Hanmi Science Co., Ltd..............................   7,396     987,005
*   Hanon Systems.......................................  37,825   1,656,362
#*  Hansae Co., Ltd.....................................  20,705   1,040,603
*   Hanssem Co., Ltd....................................  12,225   2,799,212
*   Hanwha Chemical Corp................................ 119,694   2,633,404
*   Hanwha Corp.........................................  91,320   2,816,950
*   Hanwha Life Insurance Co., Ltd...................... 395,871   2,291,937
*   Hanwha Techwin Co., Ltd.............................  38,062   1,037,417
#*  Hite Jinro Co., Ltd.................................  33,704     841,419
#   Hotel Shilla Co., Ltd...............................  38,111   2,087,661
*   Hyosung Corp........................................  58,732   5,378,958
*   Hyundai Department Store Co., Ltd...................  23,924   2,563,468
*   Hyundai Development Co-Engineering & Construction...  52,307   1,987,846
#*  Hyundai Elevator Co., Ltd...........................  10,664     437,327
*   Hyundai Engineering & Construction Co., Ltd......... 140,523   4,334,925
*   Hyundai Glovis Co., Ltd.............................  23,344   4,007,302
*   Hyundai Greenfood Co., Ltd..........................  44,457     842,139
#*  Hyundai Heavy Industries Co., Ltd...................  68,236   5,305,491
*   Hyundai Marine & Fire Insurance Co., Ltd............ 158,591   4,293,808
*   Hyundai Mobis Co., Ltd..............................  57,294  12,447,181
    Hyundai Motor Co.................................... 175,874  19,721,203
*   Hyundai Rotem Co., Ltd..............................  26,341     268,722
*   Hyundai Securities Co., Ltd......................... 227,051   1,027,617
    Hyundai Steel Co.................................... 164,371   6,756,440
#*  Hyundai Wia Corp....................................  26,227   2,327,065
*   Industrial Bank of Korea............................ 518,970   5,021,255
*   IS Dongseo Co., Ltd.................................  12,461     387,928
#*  Kakao Corp..........................................  13,040   1,199,630
*   Kangwon Land, Inc...................................  95,731   3,306,604
*   KB Financial Group, Inc............................. 347,154   8,880,137
*   KB Financial Group, Inc. ADR........................ 103,883   2,613,696
#*  KB Insurance Co., Ltd...............................  68,080   1,695,095
#   KCC Corp............................................   7,792   2,868,218
*   KEPCO Plant Service & Engineering Co., Ltd..........  27,560   2,298,220
    Kia Motors Corp..................................... 293,465  11,142,243
#*  Kolon Industries, Inc...............................  11,973     595,243
#*  Korea Aerospace Industries, Ltd.....................  38,065   2,272,937
*   Korea Electric Power Corp........................... 220,479   9,678,643
*   Korea Electric Power Corp. Sponsored ADR............  79,658   1,736,544
*   Korea Gas Corp......................................  40,921   1,283,996
*   Korea Investment Holdings Co., Ltd..................  60,382   2,362,434
#*  Korea Kolmar Co., Ltd...............................  17,594   1,499,558
*   Korea Zinc Co., Ltd.................................   7,147   2,609,138
*   Korean Air Lines Co., Ltd...........................  93,709   1,949,450
*   Korean Reinsurance Co...............................  14,728     163,574
    KT Corp.............................................  68,477   1,578,825
*   KT Corp. Sponsored ADR.............................. 118,089   1,454,857
    KT&G Corp........................................... 132,438  11,469,673

                                     2082

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
#*  Kumho Petrochemical Co., Ltd........................  20,929 $   891,416
*   Kwangju Bank........................................  26,713     166,207
    LG Chem, Ltd........................................  42,069  10,526,946
*   LG Corp............................................. 123,368   7,633,538
    LG Display Co., Ltd................................. 363,272   6,676,726
*   LG Display Co., Ltd. ADR............................ 808,137   7,313,640
    LG Electronics, Inc................................. 309,598  15,094,764
    LG Household & Health Care, Ltd.....................  11,853   9,880,863
#   LG Innotek Co., Ltd.................................  35,915   2,493,985
    LG Uplus Corp....................................... 539,707   4,377,144
#*  Loen Entertainment, Inc.............................   7,273     482,826
#*  Lotte Chemical Corp.................................  15,734   3,659,391
*   Lotte Chilsung Beverage Co., Ltd....................     684   1,245,527
*   LOTTE Himart Co., Ltd...............................   2,799     132,200
#*  Lotte Shopping Co., Ltd.............................  17,857   3,552,289
#*  LS Corp.............................................  21,498     676,617
*   LS Industrial Systems Co., Ltd......................   6,817     232,690
    Macquarie Korea Infrastructure Fund................. 447,213   3,048,187
#*  Mando Corp..........................................   9,354   1,337,422
#   Medy-Tox, Inc.......................................   5,027   2,183,159
*   Meritz Finance Group, Inc...........................  34,705     358,510
*   Meritz Fire & Marine Insurance Co., Ltd.............  54,827     686,291
*   Meritz Securities Co., Ltd.......................... 249,896     772,708
#*  Mirae Asset Securities Co., Ltd.....................  90,054   1,429,755
*   Muhak Co., Ltd......................................  10,101     257,936
    NAVER Corp..........................................  33,801  17,822,240
    NCSoft Corp.........................................  12,200   2,401,751
#*  NH Investment & Securities Co., Ltd................. 176,033   1,419,205
#   NongShim Co., Ltd...................................   3,534   1,381,551
#*  OCI Co., Ltd........................................  33,427   1,869,961
*   Orion Corp..........................................   4,535   3,918,068
#*  Ottogi Corp.........................................     973   1,150,938
#*  Paradise Co., Ltd...................................  26,633     332,801
    POSCO...............................................  44,452   6,662,836
    POSCO ADR...........................................  87,705   3,252,978
    S-1 Corp............................................  14,503   1,237,044
    S-Oil Corp..........................................  52,028   3,425,363
*   Samlip General Foods Co., Ltd.......................   2,676     720,648
#   Samsung C&T Corp....................................  43,806   5,520,576
    Samsung Card Co., Ltd...............................  41,989   1,338,017
#   Samsung Electro-Mechanics Co., Ltd..................  94,120   4,369,855
    Samsung Electronics Co., Ltd........................  97,289  94,122,462
    Samsung Electronics Co., Ltd. GDR...................  52,509  24,916,309
    Samsung Fire & Marine Insurance Co., Ltd............  48,145  12,017,934
#*  Samsung Heavy Industries Co., Ltd................... 296,549   2,612,593
    Samsung Life Insurance Co., Ltd.....................  68,654   6,323,498
    Samsung SDI Co., Ltd................................  72,952   5,771,678
#*  Samsung Securities Co., Ltd.........................  53,061   1,688,048
*   Samyang Holdings Corp...............................   3,274     486,051
*   Shinhan Financial Group Co., Ltd.................... 347,482  11,231,616
#*  Shinhan Financial Group Co., Ltd. ADR...............  86,082   2,749,459
    Shinsegae Co., Ltd..................................   8,850   1,576,663
#*  SK Chemicals Co., Ltd...............................  10,422     702,515

                                     2083

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH KOREA -- (Continued)
*   SK Holdings Co., Ltd..............................     64,669 $ 12,790,507
    SK Hynix, Inc.....................................    705,494   16,283,516
*   SK Innovation Co., Ltd............................     95,772   10,584,104
#*  SK Networks Co., Ltd..............................    173,269      793,081
    SK Telecom Co., Ltd...............................      9,917    1,739,556
    Woori Bank........................................    572,094    4,228,633
    Woori Bank Sponsored ADR..........................      1,026       22,582
#*  Young Poong Corp..................................        416      331,488
#*  Youngone Corp.....................................     20,576      880,408
*   Yuhan Corp........................................      4,547    1,271,589
                                                                  ------------
TOTAL SOUTH KOREA.....................................             627,819,952
                                                                  ------------
TAIWAN -- (14.8%)
#*  Acer, Inc.........................................  5,322,811    1,847,133
#   Advanced Semiconductor Engineering, Inc........... 13,107,929   14,080,143
    Advantech Co., Ltd................................    400,254    2,404,146
#   Airtac International Group........................    122,850      585,417
#   Asia Cement Corp..................................  4,279,758    3,366,459
#   Asustek Computer, Inc.............................  1,155,180    9,365,087
#   AU Optronics Corp................................. 24,425,873    6,352,038
    AU Optronics Corp. Sponsored ADR..................    326,626      829,630
#   Casetek Holdings, Ltd.............................    313,000    1,624,049
#   Catcher Technology Co., Ltd.......................    996,429    7,413,733
    Cathay Financial Holding Co., Ltd.................  8,176,450    8,929,716
    Cathay Real Estate Development Co., Ltd...........    768,000      298,794
#   Chailease Holding Co., Ltd........................  1,710,840    2,728,330
    Chang Hwa Commercial Bank, Ltd....................  8,362,160    4,190,538
#   Cheng Shin Rubber Industry Co., Ltd...............  2,492,965    3,852,407
#   Chicony Electronics Co., Ltd......................    996,570    2,069,339
*   China Airlines, Ltd...............................  8,737,536    2,974,559
#   China Development Financial Holding Corp.......... 24,213,121    5,789,422
    China Life Insurance Co., Ltd.....................  5,701,293    4,049,296
    China Motor Corp..................................    649,000      412,217
#   China Steel Chemical Corp.........................    135,000      437,724
#   China Steel Corp.................................. 14,809,932    7,916,837
#   Chipbond Technology Corp..........................  1,422,000    2,016,504
    ChipMOS TECHNOLOGIES, Inc.........................     21,000       19,892
    Chunghwa Telecom Co., Ltd.........................  1,608,000    4,982,039
#   Chunghwa Telecom Co., Ltd. ADR....................    246,757    7,679,078
    Clevo Co..........................................    170,075      161,541
    Compal Electronics, Inc...........................  9,936,541    5,786,546
    CTBC Financial Holding Co., Ltd................... 17,409,977    8,177,325
#   CTCI Corp.........................................    829,000      918,880
#   Cub Elecparts, Inc................................     15,000      172,462
#   Delta Electronics, Inc............................  2,347,486    9,936,034
    E.Sun Financial Holding Co., Ltd.................. 12,293,637    6,380,786
#   Eclat Textile Co., Ltd............................    247,644    3,528,727
#   Epistar Corp......................................  1,764,000    1,501,035
#   Eternal Materials Co., Ltd........................    703,510      684,406
*   Eva Airways Corp..................................  5,768,324    3,037,318
    Evergreen Marine Corp. Taiwan, Ltd................  3,775,261    1,323,271
#   Far Eastern Department Stores, Ltd................  1,812,592      910,907

                                     2084

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Far Eastern International Bank......................    707,000 $   197,320
#   Far Eastern New Century Corp........................  5,821,085   4,163,414
    Far EasTone Telecommunications Co., Ltd.............  2,601,000   5,375,674
#   Farglory Land Development Co., Ltd..................    644,393     631,621
#   Feng TAY Enterprise Co., Ltd........................    411,093   2,211,154
    First Financial Holding Co., Ltd.................... 17,902,129   8,171,484
    Formosa Chemicals & Fibre Corp......................  3,327,518   7,181,378
    Formosa International Hotels Corp...................     56,808     369,080
    Formosa Petrochemical Corp..........................    979,000   2,423,118
#   Formosa Plastics Corp...............................  3,890,153   9,047,011
    Formosa Taffeta Co., Ltd............................    948,000     845,792
#   Foxconn Technology Co., Ltd.........................  1,772,899   3,434,440
    Fubon Financial Holding Co., Ltd....................  8,611,233   9,507,777
#   Giant Manufacturing Co., Ltd........................    342,506   2,261,690
#   Gigasolar Materials Corp............................     31,800     645,103
#   Ginko International Co., Ltd........................     45,000     534,385
#   Gourmet Master Co., Ltd.............................     39,000     260,512
#   Highwealth Construction Corp........................  1,880,190   1,746,034
#   Hiwin Technologies Corp.............................    364,711   1,346,835
    Hon Hai Precision Industry Co., Ltd................. 15,697,867  36,930,869
    Hotai Motor Co., Ltd................................    322,000   3,315,474
#   HTC Corp............................................  1,198,235   2,866,034
#   Hua Nan Financial Holdings Co., Ltd................. 11,616,768   5,183,945
#   Innolux Corp........................................ 27,802,241   7,946,138
#*  Inotera Memories, Inc...............................  7,543,000   6,501,394
    Inventec Corp.......................................  5,430,551   4,073,448
#   Kenda Rubber Industrial Co., Ltd....................  1,114,149   1,585,294
#   King Slide Works Co., Ltd...........................     81,000   1,052,601
    King Yuan Electronics Co., Ltd......................  1,471,000     980,387
#   King's Town Bank Co., Ltd...........................  1,220,000     772,062
#   Kinsus Interconnect Technology Corp.................    770,000   1,618,541
#   Largan Precision Co., Ltd...........................    133,860   9,607,569
#*  LCY Chemical Corp...................................    156,123     143,494
#   Lite-On Technology Corp.............................  4,872,094   5,183,800
#   Lung Yen Life Service Corp..........................    147,000     254,166
#   Makalot Industrial Co., Ltd.........................    222,576   1,503,182
#   MediaTek, Inc.......................................  1,633,995  10,627,443
    Mega Financial Holding Co., Ltd..................... 12,391,369   7,900,459
#   Mercuries Life Insurance Co., Ltd...................    515,241     269,292
    Merida Industry Co., Ltd............................    226,287   1,000,841
    Micro-Star International Co., Ltd...................    631,000     800,679
#*  Nan Kang Rubber Tire Co., Ltd.......................    534,780     438,458
#   Nan Ya Plastics Corp................................  4,192,599   7,336,827
#   Nanya Technology Corp...............................    881,010   1,057,995
#   Novatek Microelectronics Corp.......................  1,179,000   4,942,817
#   PChome Online, Inc..................................    103,196     935,966
#   Pegatron Corp.......................................  4,604,345  10,521,719
    Phison Electronics Corp.............................    200,000   1,455,036
    Pou Chen Corp.......................................  3,298,487   4,128,796
    Powertech Technology, Inc...........................  2,158,819   4,533,909
    Poya International Co., Ltd.........................     53,000     488,083
#   President Chain Store Corp..........................    831,831   5,500,523
#   Quanta Computer, Inc................................  3,586,000   5,715,876

                                     2085

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Radiant Opto-Electronics Corp.....................    775,170 $  1,515,327
#   Realtek Semiconductor Corp........................    735,950    1,831,084
#   Ruentex Development Co., Ltd......................  1,389,709    1,607,859
    Ruentex Industries, Ltd...........................    816,182    1,340,775
#   ScinoPharm Taiwan, Ltd............................    265,467      401,546
#   Shin Kong Financial Holding Co., Ltd.............. 15,207,656    2,919,605
    Siliconware Precision Industries Co., Ltd.........  2,123,637    3,288,669
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................     21,813      167,306
    Simplo Technology Co., Ltd........................    690,000    2,088,305
#   SinoPac Financial Holdings Co., Ltd............... 17,364,662    4,669,158
    St Shine Optical Co., Ltd.........................     11,000      213,592
#   Standard Foods Corp...............................    420,633    1,009,710
#   Synnex Technology International Corp..............  1,631,756    1,534,891
*   Ta Chong Bank, Ltd................................  2,343,800      907,012
    Taichung Commercial Bank Co., Ltd.................    157,000       43,376
#   Tainan Spinning Co., Ltd..........................    320,412      130,916
#   Taishin Financial Holding Co., Ltd................ 19,585,197    6,364,337
#*  Taiwan Business Bank..............................  8,127,039    1,963,958
#   Taiwan Cement Corp................................  7,599,720    6,113,512
    Taiwan Cooperative Financial Holding Co., Ltd..... 12,285,590    5,107,629
#   Taiwan FamilyMart Co., Ltd........................     89,000      537,456
    Taiwan Fertilizer Co., Ltd........................  1,415,000    1,792,238
#*  Taiwan Glass Industry Corp........................  1,537,253      552,544
    Taiwan Mobile Co., Ltd............................  2,075,300    6,244,140
#   Taiwan Secom Co., Ltd.............................    362,670    1,012,360
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 25,188,808  108,461,163
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  1,672,158   37,372,731
    Teco Electric and Machinery Co., Ltd..............  3,409,000    2,676,154
#   Ton Yi Industrial Corp............................  1,328,000      587,383
#   TPK Holding Co., Ltd..............................    604,000    1,248,920
    Transcend Information, Inc........................    320,181      867,390
    Tripod Technology Corp............................    713,870    1,178,635
    U-Ming Marine Transport Corp......................    518,860      385,360
    Uni-President Enterprises Corp....................  7,340,033   12,274,298
    Unimicron Technology Corp.........................  1,922,896      771,989
#   United Microelectronics Corp...................... 39,806,000   15,511,181
#   Vanguard International Semiconductor Corp.........  1,671,000    2,398,878
#   Voltronic Power Technology Corp...................     25,000      388,918
#*  Walsin Lihwa Corp.................................  4,619,000      992,634
    Wan Hai Lines, Ltd................................  1,237,800      659,868
*   Winbond Electronics Corp..........................  6,597,000    1,759,086
    Wintek Corp.......................................    604,760        6,224
#   Wistron Corp......................................  4,373,281    2,485,084
#   WPG Holdings, Ltd.................................  3,035,869    2,955,803
    Yageo Corp........................................  1,265,278    1,997,243
*   Yang Ming Marine Transport Corp...................  3,045,300      726,233
    Yuanta Financial Holding Co., Ltd................. 16,604,381    5,156,071
#   Yulon Motor Co., Ltd..............................  1,682,000    1,496,672
    Zhen Ding Technology Holding, Ltd.................    903,700    1,921,115
                                                                  ------------
TOTAL TAIWAN..........................................             623,897,042
                                                                  ------------
THAILAND -- (2.9%)
    Advanced Info Service PCL.........................  1,440,700    6,813,917

                                     2086

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Airports of Thailand PCL............................    578,400 $ 6,118,665
    Bangchak Petroleum PCL (The)........................    765,700     626,789
    Bangkok Bank PCL(6077019)...........................    271,700   1,167,171
    Bangkok Bank PCL(6368360)...........................    318,600   1,359,729
    Bangkok Dusit Medical Services PCL..................  6,818,900   4,198,301
    Bangkok Life Assurance PCL..........................    809,400   1,070,290
    Banpu PCL...........................................  1,740,700     818,408
    BEC World PCL.......................................  1,039,500     872,735
    Berli Jucker PCL....................................  1,130,600   1,059,962
    Big C Supercenter PCL(6368434)......................    447,500   2,805,289
    Big C Supercenter PCL(6763932)......................     24,600     154,213
    Bumrungrad Hospital PCL.............................    402,600   2,478,752
    Central Pattana PCL.................................  1,779,300   2,228,327
    Central Plaza Hotel PCL.............................  1,046,100   1,156,397
    CH Karnchang PCL....................................    857,600     618,014
    Charoen Pokphand Foods PCL..........................  3,632,900   1,982,552
    CP ALL PCL..........................................  4,313,700   4,919,423
    Delta Electronics Thailand PCL......................    656,900   1,456,918
    Electricity Generating PCL..........................    319,300   1,487,818
    Energy Absolute PCL.................................  1,391,300     868,285
    Glow Energy PCL.....................................    826,500   1,769,461
    Home Product Center PCL............................. 10,007,413   1,904,440
    Indorama Ventures PCL...............................  3,064,800   1,801,184
    Intouch Holdings PCL................................    832,500   1,310,519
    IRPC PCL............................................ 15,112,100   1,801,652
*   Italian-Thai Development PCL........................  3,103,700     603,672
    Kasikornbank PCL(6364766)...........................    210,900   1,000,421
    Kasikornbank PCL(6888794)...........................  1,146,600   5,471,078
    Krung Thai Bank PCL.................................  8,883,187   4,325,683
    Land & Houses PCL(6581930)..........................    790,000     195,662
    Land & Houses PCL(6581941)..........................  6,344,640   1,562,522
    Minor International PCL.............................  1,746,270   1,649,384
    MK Restaurants Group PCL............................    421,700     631,385
    Pruksa Real Estate PCL..............................  2,171,500   1,534,468
    PTT Exploration & Production PCL(B1359J0)...........  2,414,655   3,851,825
    PTT Exploration & Production PCL(B1359L2)...........     65,409     104,340
    PTT Global Chemical PCL.............................  3,810,072   5,731,235
    PTT PCL.............................................  1,634,600  10,795,931
    Ratchaburi Electricity Generating Holding PCL.......    871,900   1,213,938
    Robinson Department Store PCL.......................    485,500     523,102
    Siam Cement PCL (The)(6609906)......................    166,400   2,011,748
    Siam Cement PCL (The)(6609928)......................    230,100   2,781,871
    Siam City Cement PCL................................    163,213   1,265,235
    Siam Commercial Bank PCL (The)......................  1,334,466   4,854,980
    Siam Global House PCL...............................    811,332     204,351
*   Singha Estate PCL...................................  2,331,800     365,440
    Sino-Thai Engineering & Construction PCL............    788,000     476,340
    Srisawad Power 1979 PCL Class F.....................    245,500     322,913
    Supalai PCL.........................................    577,900     294,348
    Thai Oil PCL........................................  1,225,700   2,203,910
    Thai Union Group PCL................................  3,940,140   2,028,925
    Thaicom PCL.........................................    757,900     567,378
    Thanachart Capital PCL..............................    709,500     749,559

                                     2087

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
    Tipco Asphalt PCL................................    706,400 $      657,323
    TMB Bank PCL..................................... 28,465,500      2,055,300
    Total Access Communication PCL(B1YWK08)..........  1,319,200      1,236,779
    Total Access Communication PCL(B231MK7)..........    214,100        200,724
    TPI Polene PCL................................... 13,890,600        870,774
*   True Corp. PCL................................... 20,389,293      4,051,325
    TTW PCL..........................................  2,370,300        669,979
                                                                 --------------
TOTAL THAILAND.......................................               119,913,059
                                                                 --------------
TURKEY -- (1.9%)
    Akbank TAS.......................................  2,364,422      5,778,081
    Akcansa Cimento A.S..............................     64,538        287,908
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    267,527      1,658,842
    Arcelik A.S......................................    540,990      2,826,137
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.........    155,511        954,238
    BIM Birlesik Magazalar A.S.......................    342,629      5,798,836
    Coca-Cola Icecek A.S.............................    113,782      1,264,176
    Enka Insaat ve Sanayi A.S........................    468,611        697,729
    Eregli Demir ve Celik Fabrikalari TAS............  3,605,636      3,784,933
    Ford Otomotiv Sanayi A.S.........................    118,255      1,295,104
    KOC Holding A.S..................................    683,402      2,742,971
    Koza Altin Isletmeleri A.S.......................      6,458         27,510
#*  Migros Ticaret A.S...............................     43,765        237,314
*   Petkim Petrokimya Holding A.S....................    759,712        897,854
    Soda Sanayii A.S.................................    177,200        277,748
    TAV Havalimanlari Holding A.S....................    282,373      1,675,744
    Tofas Turk Otomobil Fabrikasi A.S................    200,779      1,388,491
*   Tupras Turkiye Petrol Rafinerileri A.S...........    261,144      6,638,202
*   Turk Hava Yollari AO.............................  2,046,901      5,082,917
    Turk Telekomunikasyon A.S........................    699,083      1,280,600
#   Turk Traktor ve Ziraat Makineleri A.S............     23,083        567,434
#   Turkcell Iletisim Hizmetleri A.S.................  1,142,611      4,075,812
    Turkcell Iletisim Hizmetleri A.S. ADR............     73,838        654,205
    Turkiye Garanti Bankasi A.S......................  3,265,633      8,252,556
    Turkiye Halk Bankasi A.S.........................  2,003,323      6,934,109
    Turkiye Is Bankasi Class C.......................  2,548,532      4,002,138
    Turkiye Sinai Kalkinma Bankasi A.S...............     40,017         19,947
    Turkiye Sise ve Cam Fabrikalari A.S..............  2,530,969      2,567,975
#   Turkiye Vakiflar Bankasi Tao Class D.............  1,505,980      1,930,288
#   Ulker Biskuvi Sanayi A.S.........................    244,375      1,563,552
#   Yapi ve Kredi Bankasi A.S........................  2,464,502      3,106,798
                                                                 --------------
TOTAL TURKEY.........................................                78,270,149
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,977,448,637
                                                                 --------------
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
    Banco Bradesco SA................................  3,343,289     15,274,640
    Braskem SA Class A...............................     73,800        444,399
    Centrais Eletricas Brasileiras SA Class B........    303,700        765,297
    Cia Brasileira de Distribuicao...................    342,322      3,279,638
    Cia de Transmissao de Energia Eletrica Paulista..      4,392         50,174

                                     2088

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais...................... 1,188,324 $ 1,760,267
*   Empresa Nacional de Comercio Redito e Participacoes
      SA................................................       380       3,023
    Gerdau SA...........................................   836,068     756,216
    Itau Unibanco Holding SA............................ 4,198,270  26,372,225
    Itau Unibanco Holding SA ADR........................   141,521     890,167
    Lojas Americanas SA.................................   737,783   3,447,723
*   Petroleo Brasileiro SA.............................. 2,825,761   3,446,351
*   Petroleo Brasileiro SA Sponsored ADR................ 1,440,006   3,499,215
    Suzano Papel e Celulose SA Class A..................   798,971   3,186,891
    Telefonica Brasil SA................................   465,063   4,051,198
    Vale SA............................................. 1,990,191   3,623,060
#   Vale SA Sponsored ADR...............................   364,278     673,914
                                                                   -----------
TOTAL BRAZIL............................................            71,524,398
                                                                   -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B.....................   113,824     320,158
                                                                   -----------
COLOMBIA -- (0.1%)
    Banco Davivienda SA.................................   189,418   1,336,457
    Bancolombia SA......................................    30,330     221,573
    Grupo Argos SA......................................    15,531      77,028
    Grupo Aval Acciones y Valores SA.................... 3,714,798   1,193,941
    Grupo de Inversiones Suramericana SA................   126,754   1,332,221
                                                                   -----------
TOTAL COLOMBIA..........................................             4,161,220
                                                                   -----------
TOTAL PREFERRED STOCKS..................................            76,005,776
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco Bradesco SA Rights 02/05/16...................   109,517      24,643
*   Banco Bradesco SA Rights 02/05/16...................    29,000       2,900
                                                                   -----------
TOTAL BRAZIL............................................                27,543
                                                                   -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16..........   250,880         580
                                                                   -----------
TAIWAN -- (0.0%)
*   Eclat Textile Co., Ltd. Rights 02/16/16.............     5,693      25,873
                                                                   -----------
TOTAL RIGHTS/WARRANTS...................................                53,996
                                                                   -----------

                                     2089

THE EMERGING MARKETS SERIES
CONTINUED

                                                       FACE
                                                      AMOUNT
                                                      (000)        VALUE+
                                                    ---------- --------------
BONDS -- (0.0%)

INDIA -- (0.0%)
     NTPC, Ltd., 8.490%............................ 19,584,025 $      309,755
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             4,053,818,164
                                                               --------------

                                                      SHARES
                                                    ----------
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund................ 14,019,277    162,203,036
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,111,598,483)^^..........................            $4,216,021,200
                                                               ==============

                                     2090

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $ 64,731,156 $  121,048,647   --    $  185,779,803
   Chile......................   27,429,479     35,585,948   --        63,015,427
   China......................  101,194,352    464,010,317   --       565,204,669
   Colombia...................   20,842,609             --   --        20,842,609
   Czech Republic.............           --      8,238,385   --         8,238,385
   Egypt......................           --      5,504,444   --         5,504,444
   Greece.....................           --     11,750,153   --        11,750,153
   Hungary....................           --     14,079,809   --        14,079,809
   India......................   31,566,637    497,768,922   --       529,335,559
   Indonesia..................    4,820,816    133,989,008   --       138,809,824
   Malaysia...................           --    190,067,317   --       190,067,317
   Mexico.....................  236,630,651             --   --       236,630,651
   Peru.......................    8,490,838             --   --         8,490,838
   Philippines................    2,348,018     78,600,134   --        80,948,152
   Poland.....................           --     68,478,313   --        68,478,313
   Russia.....................    2,314,785     71,770,235   --        74,085,020
   South Africa...............   56,732,001    269,555,461   --       326,287,462
   South Korea................   19,143,756    608,676,196   --       627,819,952
   Taiwan.....................   46,048,745    577,848,297   --       623,897,042
   Thailand...................  119,913,059             --   --       119,913,059
   Turkey.....................      654,205     77,615,944   --        78,270,149
Preferred Stocks
   Brazil.....................    5,066,319     66,458,079   --        71,524,398
   Chile......................           --        320,158   --           320,158
   Colombia...................    4,161,220             --   --         4,161,220
Rights/Warrants
   Brazil.....................           --         27,543   --            27,543
   China......................           --            580   --               580
   Taiwan.....................           --         25,873   --            25,873
   Thailand...................           --             --   --                --
Bonds
   India......................           --        309,755   --           309,755
Securities Lending Collateral.           --    162,203,036   --       162,203,036
Futures Contracts**...........    1,651,771             --   --         1,651,771
                               ------------ --------------   --    --------------
TOTAL......................... $753,740,417 $3,463,932,554   --    $4,217,672,971
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2091

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (85.6%)

BRAZIL -- (5.7%)
    AES Tiete Energia SA................................ 1,826,439 $ 5,995,586
    Aliansce Shopping Centers SA........................   805,141   2,114,273
    Alupar Investimento SA..............................   826,300   2,558,191
    Arezzo Industria e Comercio SA......................   474,635   2,260,410
*   B2W Cia Digital..................................... 1,234,662   4,106,745
    BR Malls Participacoes SA........................... 5,634,717  16,801,102
*   Brasil Brokers Participacoes SA..................... 1,956,911     690,078
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.........................................    56,400     133,980
*   Centrais Eletricas Brasileiras SA................... 1,635,000   2,387,592
    CETIP SA - Mercados Organizados.....................   945,300   9,068,030
    Cia de Saneamento de Minas Gerais-COPASA............   810,221   2,610,674
    Cia Energetica de Minas Gerais......................    12,000      17,442
    Cia Hering.......................................... 1,571,436   5,094,317
    Cia Paranaense de Energia...........................   133,500     482,506
    Cia Paranaense de Energia Sponsored ADR.............   291,900   1,602,531
    Cia Siderurgica Nacional SA......................... 6,076,008   5,429,089
#   Cia Siderurgica Nacional SA Sponsored ADR...........    61,116      47,059
    Cosan SA Industria e Comercio.......................   213,610   1,347,259
    CVC Brasil Operadora e Agencia de Viagens SA........   238,186     744,760
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes..................................... 3,100,622   5,552,289
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.....................................    41,900      91,953
    Dimed SA Distribuidora da Medicamentos..............     1,100      77,488
    Direcional Engenharia SA............................ 1,143,309     944,690
    Duratex SA.......................................... 3,950,574   5,245,283
    EcoRodovias Infraestrutura e Logistica SA........... 3,278,707   3,280,273
    EDP - Energias do Brasil SA......................... 2,698,195   8,199,470
    Equatorial Energia SA............................... 2,322,458  21,043,376
    Estacio Participacoes SA............................ 3,423,842  10,046,352
    Eternit SA.......................................... 1,435,078     657,012
    Even Construtora e Incorporadora SA................. 3,197,888   3,306,986
    Ez Tec Empreendimentos e Participacoes SA...........   596,326   1,844,104
    Fleury SA...........................................   946,758   3,461,258
    Fras-Le SA..........................................    37,875      31,394
    GAEC Educacao SA....................................   178,900     447,791
*   Gafisa SA........................................... 2,509,900   1,480,246
#*  Gafisa SA ADR....................................... 1,115,368   1,293,827
#   Gol Linhas Aereas Inteligentes SA ADR...............    76,771      42,224
    Grendene SA......................................... 1,032,417   3,941,058
    Guararapes Confeccoes SA............................    83,500     843,355
    Helbor Empreendimentos SA........................... 1,579,693     592,538
    Iguatemi Empresa de Shopping Centers SA.............   877,837   4,434,166
*   Industria de Bebidas Antarctica Polar SA............    23,000          --
*   International Meal Co Alimentacao SA................ 1,010,350     909,360
*   International Meal Co. Alimentacao SA...............   598,794     539,322
    Iochpe Maxion SA.................................... 1,133,484   3,033,638
*   JHSF Participacoes SA...............................   680,347     212,801
*   Joao Fortes Engenharia SA...........................    66,552      37,437
    JSL SA..............................................   680,000   1,175,827
    Kepler Weber SA.....................................   135,346     407,077

                                     2092

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BRAZIL -- (Continued)
    Light SA............................................   769,607 $  1,565,044
    Linx SA.............................................   250,812    3,143,908
    Localiza Rent a Car SA.............................. 1,669,375    9,168,329
*   Log-in Logistica Intermodal SA......................   174,150       36,268
    LPS Brasil Consultoria de Imoveis SA................   539,479      358,023
    M Dias Branco SA....................................   237,700    3,453,653
*   Magnesita Refratarios SA............................   423,894    1,569,543
    Mahle-Metal Leve SA.................................   645,376    3,914,851
*   Marfrig Global Foods SA............................. 4,834,229    7,397,052
    Marisa Lojas SA.....................................   552,620      611,578
*   Mills Estruturas e Servicos de Engenharia SA........   966,926      602,872
*   Minerva SA.......................................... 1,446,269    4,449,139
    MRV Engenharia e Participacoes SA................... 3,667,780    8,415,973
    Multiplan Empreendimentos Imobiliarios SA........... 1,004,900   10,436,630
    Multiplus SA........................................   556,584    4,412,529
    Odontoprev SA....................................... 3,036,496    7,671,975
*   Oi SA...............................................   997,800      547,756
*   Paranapanema SA..................................... 1,636,856      778,406
*   PDG Realty SA Empreendimentos e Participacoes.......    24,883       12,595
    Portobello SA.......................................   206,100       89,741
*   Prumo Logistica SA..................................   123,070      284,020
    QGEP Participacoes SA............................... 1,154,494    1,207,147
    Qualicorp SA........................................ 2,801,605    9,473,291
*   Restoque Comercio e Confeccoes de Roupas SA.........   851,854      503,860
    Rodobens Negocios Imobiliarios SA...................   136,138      148,112
*   Rumo Logistica Operadora Multimodal SA.............. 1,598,337      758,527
    Santos Brasil Participacoes SA......................   521,188    1,554,582
    Sao Carlos Empreendimentos e Participacoes SA.......    47,859      221,624
    Sao Martinho SA.....................................   734,862    8,796,741
    Ser Educacional SA..................................    75,900      143,592
    SLC Agricola SA.....................................   621,913    2,548,933
    Smiles SA...........................................   505,800    3,608,636
    Sonae Sierra Brasil SA..............................   270,546    1,023,770
*   Springs Global Participacoes SA.....................    20,522       12,262
    Sul America SA...................................... 2,939,265   13,305,601
    Technos SA..........................................   221,800      171,443
    Tecnisa SA..........................................   968,526      567,504
    Tegma Gestao Logistica..............................   220,535      180,604
    Tempo Participacoes SA..............................   310,102      309,953
*   Tereos Internacional SA.............................     5,892       78,903
    Totvs SA............................................ 1,405,026   11,399,058
    TPI - Triunfo Participacoes e Investimentos SA......   264,501      300,357
    Transmissora Alianca de Energia Eletrica SA......... 1,836,518    7,997,285
    Usinas Siderurgicas de Minas Gerais SA..............     5,300        4,238
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.....................   812,887    8,114,776
*   Vanguarda Agro SA...................................    45,809       71,400
    Via Varejo SA(BGSHPP4)..............................   518,541      378,993
    Via Varejo SA(B7VY430)..............................   205,862       63,589
                                                                   ------------
TOTAL BRAZIL............................................            288,528,884
                                                                   ------------
CHILE -- (1.3%)
    Aguas Andinas SA Class A............................ 1,338,389      671,683

                                     2093

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Banmedica SA........................................  1,745,593 $ 2,416,201
    Besalco SA..........................................  2,277,748     702,143
    CAP SA..............................................    839,020   1,729,905
    Cementos BIO BIO SA.................................    352,724     253,587
*   Cia Sud Americana de Vapores SA..................... 77,167,071   1,461,974
    Cintac SA...........................................    155,880      19,012
    Clinica LAS Condes SA...............................        349      18,114
    Corpbanca SA........................................ 82,264,818     624,276
#   Corpbanca SA ADR....................................     11,810     136,406
    Cristalerias de Chile SA............................    130,323     822,363
    E.CL SA.............................................  5,691,360   7,862,255
    Embotelladora Andina SA Class B ADR.................     36,069     607,041
    Empresa Nacional de Telecomunicaciones SA...........    428,011   4,190,152
*   Empresas AquaChile SA...............................  1,281,212     355,357
    Empresas Hites SA...................................  1,224,251     380,799
*   Empresas La Polar SA................................  4,375,847     208,826
    Enjoy SA............................................  1,016,659      50,987
    Forus SA............................................    835,481   1,856,811
    Gasco SA............................................    233,138   1,662,608
    Grupo Security SA...................................  2,197,140     584,947
    Inversiones Aguas Metropolitanas SA.................  4,172,539   5,671,902
    Inversiones La Construccion SA......................    238,917   2,379,863
*   Latam Airlines Group SA.............................    132,719     523,603
#*  Latam Airlines Group SA Sponsored ADR...............     65,287     334,269
    Masisa SA........................................... 14,224,085     324,076
    Multiexport Foods SA................................  3,502,735     425,807
    Parque Arauco SA....................................  7,176,122  11,177,542
    PAZ Corp. SA........................................  1,320,749     685,390
    Ripley Corp. SA.....................................  9,017,875   3,563,880
    Salfacorp SA........................................  2,427,453   1,211,623
    Sigdo Koppers SA....................................    743,543     855,476
    Sociedad Matriz SAAM SA............................. 34,893,702   2,173,498
    Socovesa SA.........................................  2,895,998     458,371
    Sonda SA............................................  1,773,503   2,804,288
*   Tech Pack SA........................................    153,812      44,176
    Vina Concha y Toro SA...............................  5,389,438   8,583,675
    Vina Concha y Toro SA Sponsored ADR.................      2,025      64,010
    Vina San Pedro Tarapaca SA..........................  2,624,505      24,432
                                                                    -----------
TOTAL CHILE.............................................             67,921,328
                                                                    -----------
CHINA -- (11.8%)
    361 Degrees International, Ltd......................  4,758,000   1,565,283
#   Agile Property Holdings, Ltd........................  9,525,500   4,601,122
    Ajisen China Holdings, Ltd..........................  3,663,000   1,482,364
    AMVIG Holdings, Ltd.................................  2,356,000     909,693
    Anhui Expressway Co., Ltd. Class H..................  2,770,000   2,197,187
#*  Anton Oilfield Services Group.......................  7,088,000     602,015
*   Anxin-China Holdings, Ltd........................... 16,347,000     151,687
#   Asia Cement China Holdings Corp.....................  2,700,500     556,010
#*  Asian Citrus Holdings, Ltd..........................  2,314,000     138,229
*   Ausnutria Dairy Corp., Ltd..........................    365,000     117,728
#   AVIC International Holdings, Ltd. Class H...........  1,756,000     792,646
    Bank of Chongqing Co., Ltd. Class H.................  1,160,000     908,538

                                     2094

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
#   Baoxin Auto Group, Ltd.............................  4,359,000 $2,494,877
    Baoye Group Co., Ltd. Class H......................  1,860,000  1,117,623
*   BaWang International Group Holding, Ltd............    256,000     15,403
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................  6,502,000  5,906,967
    Beijing Capital Land, Ltd. Class H.................  8,092,500  3,034,425
*   Beijing Development HK, Ltd........................     55,000      9,834
    Beijing Jingneng Clean Energy Co., Ltd. Class H....  8,094,000  2,389,019
#   Beijing North Star Co., Ltd. Class H...............  7,110,000  2,018,660
#*  Beijing Properties Holdings, Ltd...................  5,484,000    323,335
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H..........................    391,000    205,023
    Besunyen Holdings Co., Ltd.........................  1,155,000    118,141
    Billion Industrial Holdings, Ltd...................     26,000     14,042
#   Biostime International Holdings, Ltd...............  1,147,000  3,345,032
#   Bloomage Biotechnology Corp., Ltd..................  1,015,000  2,325,703
#   Boer Power Holdings, Ltd...........................  1,743,000  3,069,586
#   Bolina Holding Co., Ltd............................  2,212,000    523,819
#   Bosideng International Holdings, Ltd............... 18,694,000  1,471,691
#   Boyaa Interactive International, Ltd...............  1,417,000    493,070
    Bracell, Ltd.......................................    328,000     29,675
    Brilliant Circle Holdings International, Ltd.......    140,000     28,193
    Broad Greenstate International Co., Ltd............    956,000    196,428
*   BYD Electronic International Co., Ltd..............  4,692,815  1,989,891
    C C Land Holdings, Ltd.............................  8,968,343  2,796,646
#*  C.banner International Holdings, Ltd...............  1,487,000    559,847
#   Cabbeen Fashion, Ltd...............................    958,000    474,661
    Carrianna Group Holdings Co., Ltd..................  1,855,257    178,051
    CECEP COSTIN New Materials Group, Ltd..............  5,220,000    418,186
    Central China Real Estate, Ltd.....................  4,638,626    846,867
    Central China Securities Co., Ltd. Class H.........    985,000    397,925
#   Century Sunshine Group Holdings, Ltd...............  8,055,000    395,939
#   Changshouhua Food Co., Ltd.........................  1,773,000    801,579
#*  Chaowei Power Holdings, Ltd........................  3,536,000  2,103,056
*   Chia Tai Enterprises International, Ltd............    202,885     50,685
*   Chigo Holding, Ltd................................. 21,682,000    272,411
#   China Aerospace International Holdings, Ltd........ 14,262,500  1,630,348
#*  China Agri-Industries Holdings, Ltd................ 13,361,800  3,627,617
#   China Aircraft Leasing Group Holdings, Ltd.........    252,500    199,295
#   China All Access Holdings, Ltd.....................  4,818,000  1,654,929
*   China Animal Healthcare, Ltd.......................  3,671,000    460,004
    China Aoyuan Property Group, Ltd...................  7,167,000  1,323,236
*   China Automation Group, Ltd........................  2,618,000    267,325
    China BlueChemical, Ltd. Class H................... 10,568,000  2,221,038
    China Child Care Corp., Ltd........................  3,583,000    286,728
*   China City Infrastructure Group, Ltd...............  1,220,000     65,608
#*  China City Railway Transportation Technology
      Holdings Co., Ltd................................    972,000    186,539
    China Communications Services Corp., Ltd. Class H.. 13,876,000  5,392,634
#*  China Datang Corp. Renewable Power Co., Ltd. Class
      H................................................ 14,673,000  1,672,590
#   China Dongxiang Group Co., Ltd..................... 15,394,985  3,064,593
*   China Dredging Environment Protection Holdings,
      Ltd..............................................  2,445,000    418,743
*   China Dynamics Holdings, Ltd.......................  4,190,000    142,066
#   China Electronics Corp. Holdings Co., Ltd..........    688,000    205,364
#   China Energine International Holdings, Ltd.........  2,652,000    170,998
    China Everbright, Ltd..............................  1,248,000  2,598,146

                                     2095

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#*  China Fiber Optic Network System Group, Ltd.........  9,167,999 $  576,947
    China Financial Services Holdings, Ltd..............  4,146,000    284,686
*   China First Capital Group, Ltd......................     70,000     33,777
#*  China Foods, Ltd....................................  5,842,000  1,879,769
*   China Glass Holdings, Ltd...........................  4,522,000    476,491
*   China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A......................................    340,000     71,513
*   China Greenland Rundong Auto Group, Ltd.............    220,000     85,344
*   China Hanking Holdings, Ltd.........................    361,000    166,624
#   China Harmony New Energy Auto Holding, Ltd..........  4,210,000  2,675,850
*   China High Precision Automation Group, Ltd..........  1,289,000     37,895
*   China High Speed Transmission Equipment Group Co.,
      Ltd...............................................  6,280,000  4,811,889
#   China Hongqiao Group, Ltd...........................  1,552,000    848,395
*   China Household Holdings, Ltd....................... 10,675,000    119,557
*   China Huiyuan Juice Group, Ltd......................  4,744,000  1,736,891
#*  China ITS Holdings Co., Ltd.........................  4,003,412    306,371
    China Jinmao Holdings Group, Ltd.................... 23,818,300  6,264,771
#   China Jiuhao Health Industry Corp., Ltd.............  5,180,000    637,927
    China Lesso Group Holdings, Ltd.....................  6,733,000  3,707,839
    China Lilang, Ltd...................................  3,294,000  1,896,130
    China Longevity Group Co., Ltd......................  1,076,350     35,552
    China LotSynergy Holdings, Ltd......................  4,500,000    155,371
#*  China Lumena New Materials Corp..................... 14,530,000         --
    China Machinery Engineering Corp. Class H...........  3,790,000  2,624,277
    China Maple Leaf Educational Systems, Ltd...........    206,000     95,811
#   China Medical System Holdings, Ltd..................  5,412,500  6,369,993
#   China Merchants Land, Ltd...........................  7,450,000  1,046,689
#*  China Metal Recycling Holdings, Ltd.................  2,401,686    545,722
#   China Modern Dairy Holdings, Ltd.................... 12,278,000  2,251,875
#   China National Building Material Co., Ltd. Class H..  9,212,000  3,829,929
    China National Materials Co., Ltd. Class H..........  7,389,000  1,286,623
#*  China New Town Development Co., Ltd.................  7,978,148    247,662
*   China NT Pharma Group Co., Ltd......................  1,562,500    404,793
#*  China Oil & Gas Group, Ltd.......................... 28,578,000  1,647,246
    China Outfitters Holdings, Ltd......................     24,000      1,754
#   China Overseas Grand Oceans Group, Ltd..............  5,720,500  1,953,883
    China Pioneer Pharma Holdings, Ltd..................    743,000    174,698
    China Power International Development, Ltd..........  6,199,000  2,768,674
#   China Power New Energy Development Co., Ltd......... 32,320,000  2,478,063
#*  China Precious Metal Resources Holdings Co., Ltd.... 22,350,318    738,356
*   China Properties Group, Ltd.........................  2,640,000    471,009
#*  China Rare Earth Holdings, Ltd......................  8,472,799    500,205
*   China Resources and Transportation Group, Ltd.......    600,000      6,741
    China Resources Cement Holdings, Ltd................  9,294,000  2,251,611
*   China Ruifeng Renewable Energy Holdings, Ltd........  2,072,000    214,908
#*  China Sanjiang Fine Chemicals Co., Ltd..............  3,648,000    350,309
    China SCE Property Holdings, Ltd....................  8,214,200  1,767,710
#*  China Shanshui Cement Group, Ltd.................... 11,268,000  2,997,714
*   China Shengmu Organic Milk, Ltd.....................  1,412,000    324,833
    China Shineway Pharmaceutical Group, Ltd............  2,091,200  2,400,504
#   China Silver Group, Ltd.............................  1,438,000    297,897
#   China Singyes Solar Technologies Holdings, Ltd......  2,878,200  1,374,978
#   China South City Holdings, Ltd...................... 14,216,000  2,680,357
    China Starch Holdings, Ltd..........................  5,040,000     91,138

                                     2096

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#   China Suntien Green Energy Corp., Ltd. Class H...... 10,775,000 $1,214,362
*   China Taifeng Beddings Holdings, Ltd................  1,336,000     34,770
#*  China Tian Lun Gas Holdings, Ltd....................  1,077,000    830,087
    China Tianyi Holdings, Ltd..........................  2,804,000    432,446
#*  China Traditional Chinese Medicine Co., Ltd.........  6,860,000  3,794,887
    China Travel International Investment Hong Kong,
      Ltd............................................... 14,807,900  5,041,393
*   China Vanadium Titano - Magnetite Mining Co., Ltd...  5,287,000    158,105
    China Vast Industrial Urban Development Co., Ltd....    110,000     38,200
#   China Water Affairs Group, Ltd......................  6,752,000  2,877,904
#*  China Water Industry Group, Ltd.....................  1,448,000    269,523
#   China Yongda Automobiles Services Holdings, Ltd.....    959,000    591,907
#*  China Yurun Food Group, Ltd.........................  9,041,000  1,242,862
*   China Zenith Chemical Group, Ltd....................  2,180,000    194,744
#   China ZhengTong Auto Services Holdings, Ltd.........  6,087,500  2,250,549
#   China Zhongwang Holdings, Ltd.......................  5,296,400  2,405,570
#*  Chinasoft International, Ltd........................  8,500,000  2,992,131
*   Chinese People Holdings Co., Ltd....................  1,855,709     30,258
*   Chongqing Iron & Steel Co., Ltd. Class H............    495,400     62,211
    Chongqing Machinery & Electric Co., Ltd. Class H....  7,586,000    818,701
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,662,000    355,615
#   CIFI Holdings Group Co., Ltd........................  8,686,000  1,669,012
#   CIMC Enric Holdings, Ltd............................  3,706,000  1,867,873
#*  CITIC Dameng Holdings, Ltd..........................  3,212,000    146,384
#*  CITIC Resources Holdings, Ltd....................... 16,398,600  1,256,438
#*  Citychamp Watch & Jewellery Group, Ltd.............. 11,492,000  1,682,681
    Clear Media, Ltd....................................    282,000    245,670
*   Coastal Greenland, Ltd..............................  5,286,000    126,581
#*  Cogobuy Group.......................................    531,000    581,067
    Colour Life Services Group Co., Ltd.................    133,000     88,416
#   Comba Telecom Systems Holdings, Ltd.................  6,774,412  1,032,526
*   Comtec Solar Systems Group, Ltd.....................  4,958,000    366,612
#   Concord New Energy Group, Ltd....................... 25,974,964  1,144,843
    Consun Pharmaceutical Group, Ltd....................    442,000    244,693
*   Coolpad Group, Ltd.................................. 16,112,000  2,464,759
#   Cosco International Holdings, Ltd...................  2,703,000  1,407,210
    COSCO Pacific, Ltd..................................  4,276,604  4,848,601
*   Coslight Technology International Group Co., Ltd....    320,000    107,545
#   Cosmo Lady China Holdings Co., Ltd..................    428,000    385,670
    CP Pokphand Co., Ltd................................ 31,000,594  2,574,505
#   CPMC Holdings, Ltd..................................  2,524,000  1,283,518
#   CT Environmental Group, Ltd......................... 11,358,000  3,312,428
    Da Ming International Holdings, Ltd.................    862,000    216,999
*   DaChan Food Asia, Ltd...............................  1,523,955    144,758
#   Dah Chong Hong Holdings, Ltd........................  5,302,000  2,016,514
#   Dalian Port PDA Co., Ltd. Class H...................  2,750,000  1,115,283
#*  Daphne International Holdings, Ltd..................  7,022,000    954,475
    Dawnrays Pharmaceutical Holdings, Ltd...............  2,798,943  1,883,880
#*  DBA Telecommunication Asia Holdings, Ltd............  2,108,000     17,772
    Digital China Holdings, Ltd.........................  5,654,800  5,884,333
#   Dongjiang Environmental Co., Ltd. Class H...........    225,975    281,261
    Dongyue Group, Ltd..................................  7,432,000  1,432,083
*   Dynagreen Environmental Protection Group Co., Ltd.
      Class H...........................................    249,000    105,673
#*  Dynasty Fine Wines Group, Ltd.......................  1,614,000     56,007

                                     2097

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Embry Holdings, Ltd.................................    473,000 $  231,841
#   EVA Precision Industrial Holdings, Ltd..............  6,402,435    919,074
#*  EverChina International Holdings Co., Ltd........... 11,170,000    397,642
*   Evergreen International Holdings, Ltd...............  1,208,000    116,965
*   Extrawell Pharmaceutical Holdings, Ltd..............  1,337,921     48,773
    Fantasia Holdings Group Co., Ltd.................... 12,480,000  1,348,585
#   Far East Horizon, Ltd...............................  4,803,000  3,706,939
    Feiyu Technology International Co., Ltd.............    241,500     56,453
#   First Tractor Co., Ltd. Class H.....................    497,176    264,449
*   Forgame Holdings, Ltd...............................      9,500     15,251
    Freetech Road Recycling Technology Holdings, Ltd....  2,164,000    199,601
#   Fu Shou Yuan International Group, Ltd...............  1,448,000  1,043,792
#   Fufeng Group, Ltd...................................  6,185,600  1,988,302
#   Fuguiniao Co., Ltd. Class H.........................  1,490,000    884,169
#   Future Land Development Holdings, Ltd...............  4,500,000    549,180
#   GCL-Poly Energy Holdings, Ltd....................... 64,620,000  8,333,541
#   Geely Automobile Holdings, Ltd......................  6,355,000  2,719,288
*   Global Bio-Chem Technology Group Co., Ltd...........  2,772,800     61,204
*   Glorious Property Holdings, Ltd..................... 16,171,501  1,691,755
    Goldbond Group Holdings, Ltd........................    210,000      7,035
#   Golden Eagle Retail Group, Ltd......................  3,290,000  3,659,195
#   Golden Meditech Holdings, Ltd.......................  3,780,789    504,281
#*  Goldin Properties Holdings, Ltd.....................  1,058,000    731,003
#   Goldlion Holdings, Ltd..............................  1,642,962    609,543
#   Goldpac Group, Ltd..................................  1,697,000    508,796
    GOME Electrical Appliances Holding, Ltd............. 63,595,000  8,914,252
    Good Friend International Holdings, Inc.............    398,667     93,419
#*  Goodbaby International Holdings, Ltd................  4,518,000  1,926,540
#   Greatview Aseptic Packaging Co., Ltd................  5,061,000  2,123,736
#*  Greenland Hong Kong Holdings, Ltd...................  4,073,000  1,136,416
*   Greentown China Holdings, Ltd.......................  4,469,648  3,359,205
#*  Guangdong Land Holdings, Ltd........................  4,396,800  1,072,574
    Guangdong Yueyun Transportation Co., Ltd. Class H...    557,000    353,232
#   Guangzhou R&F Properties Co., Ltd. Class H..........  5,330,800  5,767,909
#*  Guodian Technology & Environment Group Corp., Ltd.
      Class H...........................................  5,284,000    370,674
*   Haichang Ocean Park Holdings, Ltd...................    570,000    118,420
#   Haitian International Holdings, Ltd.................  3,051,000  3,675,170
#*  Hanergy Thin Film Power Group, Ltd.................. 17,084,000    467,429
    Harbin Bank Co., Ltd. Class H.......................     43,000     11,188
    Harbin Electric Co., Ltd. Class H...................  4,715,413  1,707,846
*   HC International, Inc...............................    226,000    105,034
    Henderson Investment, Ltd...........................    596,000     47,715
#   Hengdeli Holdings, Ltd.............................. 15,973,399  1,734,444
#*  Hi Sun Technology China, Ltd........................  1,680,000    248,183
*   Hidili Industry International Development, Ltd......  2,678,000     50,197
#   Hilong Holding, Ltd.................................  4,081,000    511,452
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H.    291,000    113,770
*   HKC Holdings, Ltd................................... 19,289,447    317,629
*   HL Technology Group, Ltd............................  1,651,000    431,600
    HNA Infrastructure Co., Ltd. Class H................    603,000    693,792
#*  Honghua Group, Ltd.................................. 10,418,000    482,656
    Hopefluent Group Holdings, Ltd......................    835,670    197,355
#   Hopewell Highway Infrastructure, Ltd................  4,163,000  1,916,996

                                     2098

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#*  Hopson Development Holdings, Ltd....................  4,002,000 $3,722,927
#   HOSA International, Ltd.............................  3,276,000  1,082,246
#   Hua Han Health Industry Holdings, Ltd. Class H...... 24,399,698  2,477,334
#   Huabao International Holdings, Ltd.................. 11,239,014  4,204,589
#   Huadian Fuxin Energy Corp., Ltd. Class H............ 13,648,000  2,677,850
    Huaneng Renewables Corp., Ltd. Class H.............. 21,370,000  4,618,245
*   Huiyin Smart Community Co., Ltd.....................  1,878,000    181,935
    Hydoo International Holding, Ltd....................  1,524,000    167,470
    Inspur International, Ltd...........................  2,056,000    343,623
#   Intime Retail Group Co., Ltd........................  6,959,000  5,324,168
#   Jiangnan Group, Ltd.................................  7,454,000  1,110,486
*   Jinchuan Group International Resources Co., Ltd.....  3,808,000    129,782
    Ju Teng International Holdings, Ltd.................  5,126,000  2,028,465
    Jutal Offshore Oil Services, Ltd....................    356,000     23,747
*   Kai Yuan Holdings, Ltd.............................. 13,400,000    107,607
#*  Kaisa Group Holdings, Ltd...........................  9,828,000    369,457
*   Kasen International Holdings, Ltd...................    162,000     21,597
    Kingboard Chemical Holdings, Ltd....................  4,036,921  6,207,719
    Kingboard Laminates Holdings, Ltd...................  5,419,000  2,187,320
#   Kingdee International Software Group Co., Ltd....... 11,041,200  3,877,804
    Koradior Holdings, Ltd..............................    155,000    211,373
    KWG Property Holding, Ltd........................... 10,280,950  6,610,633
#*  Labixiaoxin Snacks Group, Ltd.......................  1,729,000    176,500
    Lai Fung Holdings, Ltd.............................. 28,358,229    448,201
*   Landing International Development, Ltd.............. 19,915,000    282,985
    Le Saunda Holdings, Ltd.............................  2,049,799    412,591
    Lee & Man Chemical Co., Ltd.........................    998,785    240,372
    Lee & Man Paper Manufacturing, Ltd..................  9,066,000  5,137,854
#   Lee's Pharmaceutical Holdings, Ltd..................    436,000    403,191
    Leoch International Technology, Ltd.................    953,000     71,270
#*  Lianhua Supermarket Holdings Co., Ltd. Class H......  2,353,600    769,287
#*  Lifetech Scientific Corp............................  8,742,000  1,469,120
*   Lingbao Gold Co., Ltd. Class H......................    746,000    132,831
    Livzon Pharmaceutical Group, Inc. Class H...........    284,380  1,285,071
    Logan Property Holdings Co., Ltd....................  2,190,000    657,734
    Lonking Holdings, Ltd............................... 12,626,000  1,635,114
#*  Loudong General Nice Resources China Holdings, Ltd..  8,370,140    714,838
#*  Luye Pharma Group, Ltd..............................  1,210,000  1,009,513
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  1,664,000    307,894
#   Maoye International Holdings, Ltd...................  6,946,000    754,808
    Merry Garden Holdings, Ltd..........................  4,650,000    101,805
#*  Microport Scientific Corp...........................  1,759,000    833,280
*   MIE Holdings Corp...................................  7,418,000    792,212
    MIN XIN Holdings, Ltd...............................    654,000    583,103
#*  Mingfa Group International Co., Ltd.................  7,108,000  1,740,699
*   Mingyuan Medicare Development Co., Ltd..............  6,950,000     38,498
    Minmetals Land, Ltd.................................  7,084,000    671,661
    Minth Group, Ltd....................................  3,313,000  6,064,765
#*  MMG, Ltd............................................  9,058,000  1,667,534
    MOBI Development Co., Ltd...........................  1,014,000    144,920
    Nature Home Holding Co., Ltd........................    520,000     64,553
#   NetDragon Websoft, Inc..............................    494,044  1,268,207
    New World Department Store China, Ltd...............  2,838,462    382,204

                                     2099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Nexteer Automotive Group, Ltd.......................    441,000 $   457,731
    Nine Dragons Paper Holdings, Ltd.................... 10,759,000   6,798,702
#*  North Mining Shares Co., Ltd........................ 21,670,000     257,998
#*  NVC Lighting Holdings, Ltd..........................  7,010,000     742,657
*   O-Net Technologies Group, Ltd.......................  1,268,000     315,649
    Overseas Chinese Town Asia Holdings, Ltd............  1,484,183     546,719
#   Pacific Online, Ltd.................................  2,808,365     741,265
#   Parkson Retail Group, Ltd...........................  7,034,500     810,812
#   PAX Global Technology, Ltd..........................  4,144,000   4,206,128
    Peak Sport Products Co., Ltd........................  1,495,000     379,830
#   Phoenix Healthcare Group Co., Ltd...................  2,237,500   1,952,945
#   Phoenix Satellite Television Holdings, Ltd..........  7,334,000   1,468,269
    Poly Culture Group Corp., Ltd. Class H..............     29,000      67,103
#   Poly Property Group Co., Ltd........................ 14,697,000   4,019,049
#*  Pou Sheng International Holdings, Ltd............... 12,205,806   2,147,259
    Powerlong Real Estate Holdings, Ltd.................  7,586,000   1,359,024
#*  Prosperity International Holdings HK, Ltd...........  5,020,000     136,406
#*  PW Medtech Group, Ltd...............................  3,482,000     743,661
    Qingdao Port International Co., Ltd. Class H........    210,000      77,579
    Qingling Motors Co., Ltd. Class H...................  1,836,000     509,087
*   Qunxing Paper Holdings Co., Ltd.....................    669,913      32,545
*   Real Gold Mining, Ltd...............................    300,500      10,157
#   Real Nutriceutical Group, Ltd.......................  3,249,000     298,433
    Redco Properties Group, Ltd.........................    176,000     126,990
#*  Renhe Commercial Holdings Co., Ltd.................. 98,029,000   4,069,069
#   REXLot Holdings, Ltd................................ 59,701,502   1,266,025
    Road King Infrastructure, Ltd.......................  1,589,000   1,272,116
    Samson Holding, Ltd.................................  3,644,000     417,699
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd...............................................  6,295,000   1,274,929
*   Scud Group, Ltd.....................................  1,876,000      47,015
*   Semiconductor Manufacturing International Corp...... 75,582,000   6,660,980
*   Semiconductor Manufacturing International Corp. ADR.     11,095      47,819
    Shandong Chenming Paper Holdings, Ltd. Class H......  2,074,500   1,327,749
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................  7,472,000   4,817,981
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H....    232,000     125,071
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H...........................................    170,000     100,398
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H......................................    219,000     173,657
    Shanghai Industrial Holdings, Ltd...................  2,759,000   6,025,072
#   Shanghai Industrial Urban Development Group, Ltd.... 11,610,000   2,038,208
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................  6,956,000   2,581,413
    Shanghai Prime Machinery Co., Ltd. Class H..........  4,814,000     617,647
*   Shanghai Zendai Property, Ltd.......................  8,390,000     198,208
    Sheen Tai Holdings Grp Co., Ltd.....................  1,172,000     126,581
*   Shengli Oil & Gas Pipe Holdings, Ltd................  2,272,500      89,005
    Shenguan Holdings Group, Ltd........................  6,676,000     734,996
    Shenzhen Expressway Co., Ltd. Class H...............  4,024,400   3,210,400
    Shenzhen International Holdings, Ltd................  6,618,751  10,399,248
    Shenzhen Investment, Ltd............................ 17,159,378   6,633,078
*   Shougang Concord International Enterprises Co., Ltd. 28,796,000     748,037
#   Shougang Fushan Resources Group, Ltd................ 18,812,000   2,047,593
#   Shui On Land, Ltd................................... 22,826,643   5,566,473
*   Shunfeng International Clean Energy, Ltd............  8,484,000   1,227,244
#   Sichuan Expressway Co., Ltd. Class H................  4,984,000   1,473,730

                                     2100

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Silver Grant International Industries, Ltd..........  4,622,000 $  585,192
*   SIM Technology Group, Ltd...........................  1,050,000     44,465
#*  Sino Oil And Gas Holdings, Ltd...................... 71,702,766  1,767,769
*   Sino-I Technology, Ltd..............................  3,950,000     52,431
    Sino-Ocean Land Holdings, Ltd.......................     92,104     46,698
    Sinofert Holdings, Ltd.............................. 13,929,327  1,879,117
#*  Sinolink Worldwide Holdings, Ltd.................... 10,800,800  1,291,998
#   SinoMedia Holding, Ltd..............................  1,126,000    289,097
    Sinopec Engineering Group Co., Ltd. Class H.........  1,853,500  1,561,113
#   Sinopec Kantons Holdings, Ltd.......................  3,908,000  2,034,219
#   Sinosoft Technology Group, Ltd......................  2,588,000  1,196,058
#   Sinotrans Shipping, Ltd.............................  2,534,586    397,822
    Sinotrans, Ltd. Class H............................. 10,475,000  4,805,024
    Sinotruk Hong Kong, Ltd.............................  4,198,500  1,394,102
#   SITC International Holdings Co., Ltd................  5,519,000  2,554,453
#   Skyworth Digital Holdings, Ltd...................... 10,631,641  5,510,824
#   SMI Holdings Group, Ltd............................. 14,404,066  1,496,334
    SOHO China, Ltd.....................................  9,124,000  4,268,908
*   Solargiga Energy Holdings, Ltd......................  5,815,000    119,352
#*  Sound Global, Ltd...................................    193,000     71,437
#*  Sparkle Roll Group, Ltd.............................  6,040,000    347,281
    Springland International Holdings, Ltd..............  4,080,000    807,296
#*  SPT Energy Group, Inc...............................  4,970,000    392,620
*   SRE Group, Ltd...................................... 17,396,346    667,654
#   SSY Group, Ltd...................................... 11,685,152  3,043,611
*   Sun King Power Electronics Group....................    754,000    108,517
    Sunac China Holdings, Ltd........................... 12,015,000  7,500,317
#   Sunny Optical Technology Group Co., Ltd.............  3,582,000  7,678,447
*   Sunshine 100 China Holdings, Ltd....................    130,000     59,202
#*  Synertone Communication Corp........................ 17,672,000    171,967
#   TCC International Holdings, Ltd.....................  9,734,647  1,423,408
#   TCL Communication Technology Holdings, Ltd..........  3,352,198  2,492,627
#   TCL Multimedia Technology Holdings, Ltd.............  3,700,510  1,988,363
#*  Technovator International, Ltd......................    994,000    451,759
#   Tenfu Cayman Holdings Co., Ltd......................    185,000     63,941
#   Tenwow International Holdings, Ltd..................  1,967,000    540,240
    Texhong Textile Group, Ltd..........................  2,030,000  1,321,574
#   Tian An China Investment Co., Ltd...................  1,383,000    680,584
#   Tian Ge Interactive Holdings, Ltd...................     61,000     35,493
    Tian Shan Development Holdings, Ltd.................  1,600,000    648,670
    Tiande Chemical Holdings, Ltd.......................     64,000      9,319
#   Tiangong International Co., Ltd.....................  8,718,000    586,469
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H......................................  1,630,000  1,049,698
    Tianjin Development Holdings, Ltd...................  1,904,000    923,347
*   Tianjin Jinran Public Utilities Co., Ltd. Class H...  2,940,000    235,611
    Tianjin Port Development Holdings, Ltd.............. 11,116,800  1,546,577
#*  Tianneng Power International, Ltd...................  3,574,048  2,681,694
#   Tibet 5100 Water Resources Holdings, Ltd............  8,457,000  2,804,574
    Time Watch Investments, Ltd.........................  1,456,000    181,522
    Times Property Holdings, Ltd........................    595,000    236,615
#   Tomson Group, Ltd...................................  1,178,575    268,063
    Tong Ren Tang Technologies Co., Ltd. Class H........  3,546,000  5,463,033
#   Tongda Group Holdings, Ltd.......................... 18,250,000  2,923,987

                                     2101

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd....................    431,176 $    226,012
    Top Spring International Holdings, Ltd.............    292,500      135,183
#   Towngas China Co., Ltd.............................  5,430,000    2,614,555
    TPV Technology, Ltd................................  4,981,964      555,765
#   Travelsky Technology, Ltd. Class H.................  1,643,090    2,513,661
#   Trigiant Group, Ltd................................  3,684,000      659,408
*   Trony Solar Holdings Co., Ltd......................  1,757,000       26,646
#   Truly International Holdings, Ltd..................  8,151,573    1,852,425
    Uni-President China Holdings, Ltd..................  5,691,000    3,685,270
*   United Energy Group, Ltd........................... 13,424,450      688,202
#   Universal Health International Group Holding, Ltd..  7,123,000      893,692
#   V1 Group, Ltd...................................... 20,329,600    1,042,128
    Wanguo International Mining Group, Ltd.............    154,000       53,779
    Wasion Group Holdings, Ltd.........................  3,032,000    1,881,478
    Weiqiao Textile Co. Class H........................  2,212,000      988,399
    Welling Holding, Ltd...............................  6,322,000    1,028,864
#   West China Cement, Ltd............................. 16,556,000    3,413,649
#   Wisdom Sports Group................................  4,259,000    2,288,777
#*  Wuzhou International Holdings, Ltd.................  9,744,000    1,015,375
#   Xiamen International Port Co., Ltd. Class H........  6,010,000    1,064,055
*   Xiao Nan Guo Restaurants Holdings, Ltd.............    358,000       23,213
#*  Xinchen China Power Holdings, Ltd..................  1,406,000      213,672
    Xingda International Holdings, Ltd.................  5,789,000    1,081,772
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................  2,038,103    1,641,140
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..  4,629,598      390,126
#   Xinyi Solar Holdings, Ltd..........................  9,656,000    3,103,178
    Xiwang Special Steel Co., Ltd......................  3,409,000      440,248
    XTEP International Holdings, Ltd...................  4,559,000    2,043,168
*   Yanchang Petroleum International, Ltd.............. 28,290,000      659,434
    Yashili International Holdings, Ltd................    355,000       80,156
#   Yestar International Holdings Co., Ltd.............    960,000      368,320
    Yida China Holdings, Ltd...........................    436,000      157,458
    Yingde Gases Group Co., Ltd........................  6,350,500    2,402,710
#   Yip's Chemical Holdings, Ltd.......................  1,886,000      537,491
    Youyuan International Holdings, Ltd................  2,170,070      659,368
    Yuanda China Holdings, Ltd......................... 12,884,000      518,389
#   Yuexiu Property Co., Ltd........................... 47,444,284    6,900,060
#   Yuexiu Transport Infrastructure, Ltd...............  3,874,018    2,272,575
#   Yuzhou Properties Co., Ltd.........................  8,392,120    1,947,892
#   Zall Development Group, Ltd........................ 13,914,000    2,764,657
#   Zhaojin Mining Industry Co., Ltd. Class H..........  5,620,000    3,203,574
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................  1,244,600      461,296
*   Zhong An Real Estate, Ltd..........................  6,952,400      657,853
#   Zhongsheng Group Holdings, Ltd.....................  3,614,000    1,837,259
    Zhuhai Holdings Investment Group, Ltd..............    950,000      153,961
                                                                   ------------
TOTAL CHINA............................................             599,479,146
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA.................................    150,579      625,711
    Bolsa de Valores de Colombia....................... 29,054,344      146,046
    Celsia SA ESP......................................    762,291      709,459
*   Cemex Latam Holdings SA............................    825,419    2,439,167
    Constructora Conconcreto SA........................    293,150       96,451

                                     2102

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
COLOMBIA -- (Continued)
*   Corp. Financiera Colombiana SA(BYPK1V0).............       789 $     8,365
    Corp. Financiera Colombiana SA(B000C92).............    16,336     185,631
    Empresa de Telecomunicaciones de Bogota............. 2,862,868     475,328
*   Grupo Odinsa SA.....................................    19,092      49,439
    Interconexion Electrica SA ESP......................   288,261     646,337
    Isagen SA ESP....................................... 1,603,357   1,919,632
    Mineros SA..........................................   102,961      61,792
                                                                   -----------
TOTAL COLOMBIA..........................................             7,363,358
                                                                   -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................   224,579   1,819,458
*   Astir Palace Vouliagmeni SA.........................    22,075      78,077
    Athens Water Supply & Sewage Co. SA (The)...........   125,722     636,848
    Bank of Greece......................................   142,930   1,457,790
*   Ellaktor SA.........................................   909,399   1,173,459
*   Elval Holdings SA...................................    61,004      66,336
*   Fourlis Holdings SA.................................   283,268     814,460
*   Frigoglass SAIC.....................................   167,513     294,549
*   GEK Terna Holding Real Estate Construction SA.......   475,188     707,192
    Hellenic Exchanges - Athens Stock Exchange SA.......   536,300   2,628,583
*   Iaso SA.............................................   282,999     147,177
*   Intracom Holdings SA................................   664,642     245,787
*   Intralot SA-Integrated Lottery Systems & Services...   865,039   1,120,215
*   Lamda Development SA................................    92,510     380,702
*   Marfin Investment Group Holdings SA................. 6,110,771     473,375
    Metka SA............................................   188,318   1,425,939
    Motor Oil Hellas Corinth Refineries SA..............   148,775   1,602,995
    Mytilineos Holdings SA..............................   339,544   1,181,448
    Piraeus Port Authority SA...........................    42,172     618,331
    Sarantis SA.........................................    96,712     744,328
    Terna Energy SA.....................................   257,713     603,617
                                                                   -----------
TOTAL GREECE............................................            18,220,666
                                                                   -----------
HONG KONG -- (0.0%)
*   Enerchina Holdings, Ltd............................. 2,787,000     125,210
                                                                   -----------
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.............................    27,009      73,337
                                                                   -----------
INDIA -- (12.7%)
*   3M India, Ltd.......................................     5,887     866,957
    Aarti Industries....................................   202,181   1,480,071
    Aban Offshore, Ltd..................................   137,519     388,529
    Accelya Kale Solutions, Ltd.........................     2,647      35,691
    Adani Enterprises, Ltd..............................   124,092     134,194
*   Adani Power, Ltd.................................... 5,408,784   2,297,844
*   Advanta, Ltd........................................   201,749   1,318,104
    Aegis Logistics, Ltd................................ 1,171,370   1,799,052
    Agro Tech Foods, Ltd................................    62,964     451,013
    AIA Engineering, Ltd................................   229,359   2,779,627
    Ajanta Pharma, Ltd..................................   312,626   5,927,465
    Akzo Nobel India, Ltd...............................    71,693   1,413,031
    Alembic Pharmaceuticals, Ltd........................   571,962   5,256,301

                                     2103

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Alembic, Ltd........................................   624,014 $  364,688
    Allahabad Bank...................................... 1,121,891    890,578
    Allcargo Logistics, Ltd.............................   371,106  1,025,666
*   Alok Industries, Ltd................................ 3,380,589    258,570
    Alstom India, Ltd...................................   183,901  1,728,143
    Alstom T&D India, Ltd...............................   124,100    819,026
    Amara Raja Batteries, Ltd...........................   596,481  7,421,795
*   Amtek Auto, Ltd.....................................   217,501    121,853
    Anant Raj, Ltd......................................   315,955    177,769
    Andhra Bank......................................... 1,312,648  1,012,937
    Apar Industries, Ltd................................   102,166    746,665
    Apollo Tyres, Ltd................................... 2,214,640  4,855,692
*   Arvind Infrastructure, Ltd..........................   181,595    279,100
    Arvind, Ltd......................................... 1,986,900  9,604,890
*   Asahi India Glass, Ltd..............................   420,046    941,249
    Ashoka Buildcon, Ltd................................    95,746    273,673
    Astral Polytechnik, Ltd.............................    18,638    114,542
    Atul, Ltd...........................................    82,071  1,760,020
    Automotive Axles, Ltd...............................    11,656    100,475
    Bajaj Corp., Ltd....................................   382,136  2,166,587
    Bajaj Electricals, Ltd..............................   143,101    385,253
    Bajaj Finance, Ltd..................................    14,720  1,290,478
    Bajaj Finserv, Ltd..................................    28,357    781,040
*   Bajaj Hindusthan Sugar, Ltd......................... 1,464,306    365,370
    Bajaj Holdings & Investment, Ltd....................   117,527  2,595,388
    Balkrishna Industries, Ltd..........................   244,433  2,197,802
    Ballarpur Industries, Ltd........................... 1,005,483    236,011
    Balmer Lawrie & Co., Ltd............................   117,876  1,006,493
*   Balrampur Chini Mills, Ltd.......................... 1,374,241  1,806,401
    Bank of India....................................... 1,787,393  2,665,160
    Bank Of Maharashtra.................................   922,950    406,016
    Bannari Amman Sugars, Ltd...........................    14,297    226,079
    BASF India, Ltd.....................................    82,604    965,348
    Bata India, Ltd.....................................   312,614  2,215,316
    BEML, Ltd...........................................   269,474  4,166,619
    Berger Paints India, Ltd............................ 2,012,622  7,870,474
*   Bhushan Steel, Ltd..................................    14,063      7,785
    Biocon, Ltd.........................................   595,447  4,329,064
    Birla Corp., Ltd....................................   160,261    907,965
    Blue Dart Express, Ltd..............................    33,361  3,116,429
    Blue Star, Ltd......................................   274,413  1,503,718
    Bombay Dyeing & Manufacturing Co., Ltd..............   958,407    756,978
    Brigade Enterprises, Ltd............................   187,050    429,883
    Can Fin Homes, Ltd..................................     2,254     35,340
    Canara Bank.........................................    92,433    264,220
    Carborundum Universal, Ltd..........................   329,688    843,075
*   Castex Technologies, Ltd............................    79,866     13,022
    CCL Products India, Ltd.............................   508,280  1,264,484
    Ceat, Ltd...........................................   255,249  3,580,072
    Central Bank Of India...............................   260,434    240,478
    Century Plyboards India, Ltd........................   595,568  1,333,623
    Century Textiles & Industries, Ltd..................   729,171  5,673,837
    Cera Sanitaryware, Ltd..............................     4,861    126,298

                                     2104

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    CESC, Ltd...........................................   635,283 $4,263,785
    Chambal Fertilizers and Chemicals, Ltd.............. 1,262,558  1,073,536
*   Chennai Petroleum Corp., Ltd........................   439,632  1,213,355
    Chennai Super Kings Cricket, Ltd.................... 1,658,632     54,980
    Cholamandalam Investment and Finance Co., Ltd.......   104,234    971,884
    City Union Bank, Ltd................................ 1,679,038  1,972,037
    Clariant Chemicals India, Ltd.......................    67,559    716,895
    Coromandel International, Ltd.......................   546,870  1,362,917
    Corp. Bank.......................................... 1,459,316    840,466
    Cox & Kings, Ltd....................................   741,911  2,521,333
    Credit Analysis & Research, Ltd.....................    22,788    406,726
    CRISIL, Ltd.........................................    68,798  1,877,591
    Crompton Greaves, Ltd............................... 3,403,119  8,651,769
    Cyient, Ltd.........................................   369,344  2,392,090
    Dalmia Bharat, Ltd..................................   116,153  1,247,874
    DB Corp., Ltd.......................................    43,770    205,529
*   DB Realty, Ltd......................................   852,641    645,747
*   DCB Bank, Ltd....................................... 2,095,745  2,426,201
    DCM Shriram, Ltd....................................   260,162    490,662
    Deepak Fertilisers & Petrochemicals Corp., Ltd......   236,651    520,299
    Delta Corp., Ltd....................................   740,999    822,945
*   DEN Networks, Ltd...................................   450,304    557,989
    Dena Bank........................................... 1,166,128    622,340
    Dewan Housing Finance Corp., Ltd....................   409,934  1,120,629
    Dhanuka Agritech, Ltd...............................     4,439     35,426
*   Dish TV India, Ltd.................................. 4,089,775  5,545,097
    Dishman Pharmaceuticals & Chemicals, Ltd............   544,095  2,676,305
*   Dynamatic Technologies, Ltd.........................     7,303    212,584
    eClerx Services, Ltd................................   136,948  2,820,121
    Edelweiss Financial Services, Ltd................... 1,730,599  1,339,018
    EID Parry India, Ltd................................   560,802  1,521,786
    EIH, Ltd............................................   970,175  1,660,758
    Electrosteel Castings, Ltd..........................   607,641    201,335
    Elgi Equipments, Ltd................................   266,342    491,035
    Engineers India, Ltd................................   791,836  2,246,258
    Entertainment Network India, Ltd....................    64,795    702,226
*   Eros International Media, Ltd.......................   285,043    713,537
    Escorts, Ltd........................................   754,964  1,518,075
    Essel Propack, Ltd..................................   502,843  1,217,728
    Eveready Industries India, Ltd......................   220,779    813,698
    Exide Industries, Ltd............................... 2,409,364  4,299,236
    FAG Bearings India, Ltd.............................    33,586  1,946,921
    FDC, Ltd............................................   459,784  1,325,569
    Federal Bank, Ltd................................... 9,711,220  6,638,468
*   Federal-Mogul Goetze India, Ltd.....................    72,593    327,341
    Finolex Cables, Ltd.................................   771,546  2,629,361
    Finolex Industries, Ltd.............................   412,713  1,946,413
*   Firstsource Solutions, Ltd.......................... 2,197,171  1,217,688
*   Fortis Healthcare, Ltd.............................. 1,040,791  2,757,847
*   Future Consumer Enterprise, Ltd..................... 5,075,479  1,610,776
    Future Retail, Ltd..................................   976,270  2,028,989
    Gabriel India, Ltd..................................   593,652    772,159

                                     2105

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
*   Gammon Infrastructure Projects, Ltd.................    491,684 $   39,415
    Gateway Distriparks, Ltd............................    650,721  2,905,048
    Gati, Ltd...........................................    220,146    374,475
    GHCL, Ltd...........................................    255,980    454,026
    GIC Housing Finance, Ltd............................      6,971     22,958
    Gillette India, Ltd.................................     14,470    957,971
*   Global Offshore Services, Ltd.......................     80,472    396,747
*   GMR Infrastructure, Ltd............................. 15,924,296  3,071,151
    GOCL Corp., Ltd.....................................     76,450    161,148
    Godfrey Phillips India, Ltd.........................     34,724    629,033
    Godrej Industries, Ltd..............................    291,266  1,534,870
    Godrej Properties, Ltd..............................    477,132  2,122,193
    Granules India, Ltd.................................    605,310  1,048,956
    Graphite India, Ltd.................................    397,865    433,446
    Great Eastern Shipping Co., Ltd. (The)..............    537,311  2,679,839
    Greaves Cotton, Ltd.................................    754,248  1,440,908
    Greenply Industries, Ltd............................      4,015     10,435
    Grindwell Norton, Ltd...............................     22,877    242,697
    Gruh Finance, Ltd...................................    370,115  1,443,986
    Gujarat Alkalies & Chemicals, Ltd...................    194,312    526,390
    Gujarat Fluorochemicals, Ltd........................    224,424  1,575,875
    Gujarat Gas, Ltd....................................    319,983  2,714,185
    Gujarat Industries Power Co., Ltd...................     98,741    121,356
    Gujarat Mineral Development Corp., Ltd..............    803,287    736,184
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    266,808    326,476
*   Gujarat Pipavav Port, Ltd...........................  1,085,407  2,624,685
    Gujarat State Fertilizers & Chemicals, Ltd..........    969,096  1,005,207
    Gujarat State Petronet, Ltd.........................  1,629,507  3,429,607
    Gulf Oil Lubricants India, Ltd......................     76,450    582,393
*   GVK Power & Infrastructure, Ltd.....................  6,740,898    779,062
*   Hathway Cable & Datacom, Ltd........................  1,923,827  1,077,425
    Havells India, Ltd..................................  2,134,174  9,399,107
*   HCL Infosystems, Ltd................................    477,473    323,526
    HEG, Ltd............................................     68,820    138,580
*   HeidelbergCement India, Ltd.........................    836,118    869,456
*   Hexa Tradex, Ltd....................................     27,994      6,795
    Hexaware Technologies, Ltd..........................  1,734,722  5,936,656
    Hikal, Ltd..........................................     77,780    177,951
*   Himachal Futuristic Communications, Ltd.............  5,728,434  1,779,327
    Himatsingka Seide, Ltd..............................    150,257    450,539
    Hinduja Global Solutions, Ltd.......................     15,689    109,818
    Hinduja Ventures, Ltd...............................     27,826    163,920
*   Hindustan Construction Co., Ltd.....................  1,572,759    511,287
    Hindustan Media Ventures, Ltd.......................      7,790     31,570
    Hitachi Home & Life Solutions India, Ltd............     64,496  1,133,147
    Honeywell Automation India, Ltd.....................     13,522  1,729,560
*   Hotel Leela Venture, Ltd............................    149,324     42,195
*   Housing Development & Infrastructure, Ltd...........  3,112,488  3,409,203
    HSIL, Ltd...........................................    211,439    858,611
    HT Media, Ltd.......................................    547,350    630,708
    Huhtamaki PPL, Ltd..................................    117,975    382,451
    ICRA, Ltd...........................................      2,173    124,560
    IDBI Bank, Ltd......................................  3,911,420  3,401,856

                                     2106

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
*   IFB Industries, Ltd.................................     24,447 $  149,189
    IFCI, Ltd...........................................  3,956,490  1,322,258
*   IIFL Holdings, Ltd..................................  1,490,129  4,622,106
    IL&FS Transportation Networks, Ltd..................    807,052    954,661
*   India Cements, Ltd. (The)...........................  1,658,632  2,313,034
*   Indiabulls Real Estate, Ltd.........................  1,279,959  1,053,297
    Indian Bank.........................................    742,128  1,008,538
*   Indian Hotels Co., Ltd..............................  2,876,440  4,765,827
*   Indian Overseas Bank................................  1,582,099    590,850
    Indo Count Industries, Ltd..........................        900     14,671
    Indoco Remedies, Ltd................................    294,727  1,408,996
    Indraprastha Gas, Ltd...............................    366,128  3,032,390
    Info Edge India, Ltd................................     24,049    286,421
    Ingersoll-Rand India, Ltd...........................     89,008    892,780
*   Inox Leisure, Ltd...................................    365,038  1,179,478
*   Intellect Design Arena, Ltd.........................    628,348  2,168,037
    Ipca Laboratories, Ltd..............................    375,952  3,730,430
    IRB Infrastructure Developers, Ltd..................  1,690,879  6,101,850
*   ITD Cementation India, Ltd..........................    241,222    358,699
    J Kumar Infraprojects, Ltd..........................     28,792    153,798
    Jagran Prakashan, Ltd...............................    816,005  1,980,001
    Jai Corp., Ltd......................................    104,735    106,645
    Jain Irrigation Systems, Ltd........................  3,258,500  3,085,963
*   Jaiprakash Associates, Ltd.......................... 11,791,056  1,532,225
*   Jaiprakash Power Ventures, Ltd......................  6,325,569    568,480
    Jammu & Kashmir Bank, Ltd. (The)....................  2,258,525  2,394,868
*   Jaypee Infratech, Ltd...............................  3,812,775    606,436
    JB Chemicals & Pharmaceuticals, Ltd.................    264,873  1,044,572
    JBF Industries, Ltd.................................    267,913    888,664
    Jindal Poly Films, Ltd..............................    120,722    921,507
    Jindal Saw, Ltd.....................................  1,200,649    889,587
*   Jindal South West Holdings, Ltd.....................     21,339    320,020
*   Jindal Steel & Power, Ltd...........................  3,077,693  2,933,374
    JK Cement, Ltd......................................    195,528  1,438,890
    JK Lakshmi Cement, Ltd..............................    493,007  2,202,251
    JK Tyre & Industries, Ltd...........................  1,051,099  1,420,254
    JM Financial, Ltd...................................  2,294,766  1,339,090
    JSW Energy, Ltd.....................................  2,158,749  2,460,415
    Jubilant Foodworks, Ltd.............................    325,974  6,136,333
    Jubilant Life Sciences, Ltd.........................    505,015  2,625,800
    Just Dial, Ltd......................................    172,707  1,556,836
    Jyothy Laboratories, Ltd............................    415,956  1,756,808
    Kajaria Ceramics, Ltd...............................    323,556  4,656,594
    Kakinada Fertilizers, Ltd...........................    632,948     19,601
    Kalpataru Power Transmission, Ltd...................    480,876  1,413,246
    Kansai Nerolac Paints, Ltd..........................    394,828  1,526,728
    Karnataka Bank, Ltd. (The)..........................  1,274,026  1,864,820
    Karur Vysya Bank, Ltd. (The)........................    471,912  3,135,207
    Kaveri Seed Co., Ltd................................    202,438    971,242
*   KAYA, Ltd...........................................      6,469     95,741
    KCP, Ltd............................................     29,180     30,733
    KEC International, Ltd..............................    696,327  1,267,777
*   Kesoram Industries, Ltd.............................    270,075    372,022

                                     2107

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Kewal Kiran Clothing, Ltd...........................     1,598 $   49,288
    Kirloskar Brothers, Ltd.............................       817      1,542
    Kirloskar Oil Engines, Ltd..........................   237,212    847,300
    Kitex Garments, Ltd.................................    40,256    260,985
    Kolte-Patil Developers, Ltd.........................   193,641    303,215
    KPIT Technologies, Ltd.............................. 1,120,193  2,422,038
    KRBL, Ltd...........................................   502,524  1,801,570
    KSB Pumps, Ltd......................................    51,306    417,242
*   KSK Energy Ventures, Ltd............................   203,720    143,223
    L&T Finance Holdings, Ltd........................... 1,132,776    979,947
    LA Opala RG, Ltd....................................    11,173     98,309
    Lakshmi Machine Works, Ltd..........................    28,046  1,474,865
    Lakshmi Vilas Bank, Ltd. (The)......................   567,741    784,994
*   Lanco Infratech, Ltd................................ 4,907,406    445,179
*   Mahanagar Telephone Nigam, Ltd......................   573,802    162,451
    Maharashtra Seamless, Ltd...........................   210,955    462,240
    Mahindra & Mahindra Financial Services, Ltd.........   573,862  1,771,642
*   Mahindra CIE Automotive, Ltd........................    95,547    331,403
    Mahindra Holidays & Resorts India, Ltd..............   247,801  1,456,723
    Mahindra Lifespace Developers, Ltd..................   122,860    836,367
*   Majesco, Ltd........................................    47,137    423,889
    Manappuram Finance, Ltd.............................   340,015    144,624
    Mandhana Industries, Ltd............................     7,526     32,926
*   Mangalore Refinery & Petrochemicals, Ltd............ 1,776,908  1,712,136
    Marksans Pharma, Ltd................................   675,243    644,018
    MAX India, Ltd.(B1TJG95)............................   960,513  5,206,263
    MAX India, Ltd.()...................................   960,513  1,774,722
    Max Ventures & Industries, Ltd......................   192,103    200,713
    Mayur Uniquoters, Ltd...............................    11,304     77,886
    McLeod Russel India, Ltd............................   494,570  1,136,628
    Merck, Ltd..........................................    46,217    493,189
    MindTree, Ltd.......................................   369,188  8,035,205
    Mirza International, Ltd............................    37,315     57,667
    MOIL, Ltd...........................................    74,503    223,740
    Monsanto India, Ltd.................................    55,175  1,859,681
    Motilal Oswal Financial Services, Ltd...............    57,598    243,702
    Mphasis, Ltd........................................   550,387  3,729,392
    MPS, Ltd............................................    26,291    255,210
    MRF, Ltd............................................     9,763  5,150,265
    Muthoot Finance, Ltd................................    94,962    268,116
    Natco Pharma, Ltd...................................   616,750  4,830,923
    National Aluminium Co., Ltd......................... 1,807,755    923,541
    Nava Bharat Ventures, Ltd...........................    13,117     30,316
    Navneet Education, Ltd..............................   685,858    920,625
    NCC, Ltd............................................ 5,397,767  5,188,800
    Nectar Lifesciences, Ltd............................   229,932    152,969
    NESCO, Ltd..........................................    41,009    983,979
    NIIT Technologies, Ltd..............................   359,144  2,914,669
*   NIIT, Ltd...........................................   575,933    733,254
    Nilkamal, Ltd.......................................    41,849    833,796
*   Nirvikara Paper Mills, Ltd..........................    25,924     22,032
    Nitin Fire Protection Industries, Ltd...............   392,998    231,108

                                     2108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Oberoi Realty, Ltd..................................   504,001 $1,815,851
    OCL India, Ltd......................................    67,894    481,961
    OMAXE, Ltd..........................................   497,493    992,092
    OnMobile Global, Ltd................................    21,967     42,553
    Orient Cement, Ltd..................................   366,532    774,638
    Oriental Bank of Commerce...........................   588,747    979,185
    Page Industries, Ltd................................    28,392  5,058,350
*   Parsvnath Developers, Ltd...........................   242,960     68,244
    PC Jeweller, Ltd....................................   451,533  2,807,214
    Peninsula Land, Ltd.................................   379,664    114,401
    Persistent Systems, Ltd.............................   240,122  2,373,847
    Petronet LNG, Ltd................................... 1,512,991  5,512,139
    Pfizer, Ltd.........................................    89,525  2,951,059
    Phoenix Mills, Ltd. (The)...........................   292,684  1,292,335
    PI Industries, Ltd..................................   412,541  3,933,770
*   Pipavav Defence & Offshore Engineering Co., Ltd..... 1,532,809  1,662,949
    Piramal Enterprises, Ltd............................   232,114  3,407,641
    Polaris Consulting & Services, Ltd..................   452,010  1,436,097
    Praj Industries, Ltd................................   598,107    864,844
    Prestige Estates Projects, Ltd......................   518,598  1,420,423
*   Prism Cement, Ltd...................................   645,641    727,562
    PTC India Financial Services, Ltd................... 2,001,598  1,031,751
    PTC India, Ltd...................................... 1,861,859  1,779,887
*   Punj Lloyd, Ltd.....................................   450,109    172,455
    Punjab & Sind Bank..................................   219,531    112,776
    Puravankara Projects, Ltd...........................   389,976    293,443
    PVR, Ltd............................................    72,625    820,962
    Radico Khaitan, Ltd.................................   411,814    698,828
    Rain Industries, Ltd................................ 1,039,970    549,632
    Rallis India, Ltd...................................   763,957  1,871,882
    Ramco Cements, Ltd. (The)...........................   568,647  3,253,080
*   Ramco Systems, Ltd..................................    26,208    240,273
    Ratnamani Metals & Tubes, Ltd.......................    48,826    360,532
*   RattanIndia Power, Ltd..............................   132,246     21,508
    Raymond, Ltd........................................   257,690  1,564,222
    Redington India, Ltd................................ 1,645,976  2,533,434
*   REI Agro, Ltd....................................... 2,301,465     20,561
    Relaxo Footwears, Ltd...............................    64,016    441,221
    Reliance Capital, Ltd...............................   475,158  2,700,031
*   Reliance Communications, Ltd........................ 2,665,243  2,445,609
    Reliance Infrastructure, Ltd........................   992,525  6,933,837
    Reliance Power, Ltd................................. 4,915,198  3,682,896
    Repco Home Finance, Ltd.............................    51,845    492,147
    Rolta India, Ltd....................................   839,332  1,045,235
    Ruchi Soya Industries, Ltd..........................   838,664    298,463
    Sadbhav Engineering, Ltd............................   324,547  1,477,227
    Sanghvi Movers, Ltd.................................    27,191    137,147
    Sanofi India, Ltd...................................    32,717  2,043,826
*   Shipping Corp. of India, Ltd........................   960,318  1,170,240
    Shoppers Stop, Ltd..................................    20,428    119,241
*   Shree Renuka Sugars, Ltd............................ 1,879,912    342,639
    Shriram City Union Finance, Ltd.....................     7,827    162,898

                                     2109

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
*   Shyam Century Ferrous, Ltd..........................   137,796 $   12,300
    Simplex Infrastructures, Ltd........................   101,949    421,865
    Sintex Industries, Ltd.............................. 3,190,023  3,739,427
*   SITI Cable Network, Ltd............................. 1,195,638    642,748
    SJVN, Ltd........................................... 2,677,564  1,142,431
    SKF India, Ltd......................................   129,552  2,230,178
*   SKS Microfinance, Ltd...............................     8,440     66,933
    SML ISUZU, Ltd......................................    50,670    711,577
    Sobha, Ltd..........................................   386,496  1,647,277
    Solar Industries India, Ltd.........................    25,572  1,174,139
    Sona Koyo Steering Systems, Ltd.....................   361,579    283,749
    Sonata Software, Ltd................................   376,845    909,810
    South Indian Bank, Ltd. (The)....................... 6,188,507  1,697,925
    SREI Infrastructure Finance, Ltd....................   923,685    849,274
    SRF, Ltd............................................   206,672  3,561,127
    Star Ferro and Cement, Ltd..........................   137,796    252,994
    State Bank of Bikaner & Jaipur......................   146,666  1,149,270
    State Bank of Travancore............................   104,431    612,944
    Sterlite Technologies, Ltd.......................... 1,331,572  1,724,977
    Strides Shasun, Ltd.................................   353,724  6,078,140
    Styrolution ABS India, Ltd..........................    23,441    243,017
*   Sun Pharma Advanced Research Co., Ltd...............     9,115     42,062
    Sun TV Network, Ltd.................................   404,392  2,271,081
    Sundaram Finance, Ltd...............................    29,140    585,102
    Sundaram-Clayton, Ltd...............................     3,890    121,030
    Sundram Fasteners, Ltd..............................   614,751  1,411,605
    Sunteck Realty, Ltd.................................     7,106     24,672
    Suprajit Engineering, Ltd...........................    24,855     52,387
    Supreme Industries, Ltd.............................   289,563  3,178,472
    Supreme Petrochem, Ltd..............................   103,075    172,562
*   Suzlon Energy, Ltd..................................   400,099    121,862
    Swaraj Engines, Ltd.................................    14,398    181,285
    Syndicate Bank...................................... 1,354,916  1,348,474
    TAKE Solutions, Ltd.................................   440,470    933,311
    Tamil Nadu Newsprint & Papers, Ltd..................   136,766    504,517
    Tata Chemicals, Ltd.................................   571,591  2,997,730
    Tata Communications, Ltd............................   879,044  5,214,649
    Tata Elxsi, Ltd.....................................   255,993  7,944,478
    Tata Global Beverages, Ltd.......................... 3,480,804  6,535,432
    Tata Sponge Iron, Ltd...............................    21,337    130,034
*   Tata Teleservices Maharashtra, Ltd.................. 4,512,759    451,359
    Techno Electric & Engineering Co., Ltd..............   125,949    951,653
    Texmaco Rail & Engineering, Ltd.....................   333,325    702,305
    Thermax, Ltd........................................   301,081  3,730,980
    Tide Water Oil Co India, Ltd........................       347    128,645
    Time Technoplast, Ltd...............................   461,614    364,419
*   Timken India, Ltd...................................   190,272  1,358,752
    Titagarh Wagons, Ltd................................   675,667  1,397,628
    Torrent Pharmaceuticals, Ltd........................   246,483  5,109,944
    Torrent Power, Ltd.................................. 1,009,709  3,522,863
    Transport Corp. of India, Ltd.......................   247,341    916,435
    Tree House Education and Accessories, Ltd...........   164,025    343,026

                                     2110

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Trent, Ltd........................................      44,915 $  1,028,706
    Triveni Turbine, Ltd..............................     517,440      765,737
    TTK Prestige, Ltd.................................      41,137    2,697,737
    Tube Investments of India, Ltd....................     517,575    3,202,746
*   TV18 Broadcast, Ltd...............................   4,553,664    2,952,140
    TVS Motor Co., Ltd................................   2,128,314    9,248,949
    UCO Bank..........................................   1,352,675      736,504
    Uflex, Ltd........................................     219,961      562,519
    Unichem Laboratories, Ltd.........................     341,606    1,208,981
    Union Bank of India...............................   2,801,165    5,426,872
*   Unitech, Ltd......................................  12,950,453    1,086,623
    UPL, Ltd..........................................     492,321    3,198,068
*   Usha Martin, Ltd..................................     560,435       72,053
    V-Guard Industries, Ltd...........................      96,893    1,288,109
    VA Tech Wabag, Ltd................................     268,108    2,338,187
*   Vaibhav Global, Ltd...............................       3,689       20,973
    Vakrangee, Ltd....................................     933,077    2,513,487
    Vardhman Textiles, Ltd............................     169,995    1,988,283
    Vesuvius India, Ltd...............................       1,802       19,360
    Videocon Industries, Ltd..........................   1,015,651    1,699,669
    Vijaya Bank.......................................   2,025,328      935,552
    Vinati Organics, Ltd..............................       7,383       45,103
    VIP Industries, Ltd...............................     877,809    1,311,930
    Voltas, Ltd.......................................   1,586,434    6,743,958
    VST Industries, Ltd...............................      25,647      644,663
    WABCO India, Ltd..................................      21,618    1,799,319
    Welspun Corp., Ltd................................     826,716    1,246,277
*   Welspun Enterprises, Ltd..........................     423,792      317,260
    Welspun India, Ltd................................     208,061    2,568,409
*   Whirlpool of India, Ltd...........................       5,496       47,970
*   Wockhardt, Ltd....................................     147,652    2,795,934
    Zensar Technologies, Ltd..........................     120,339    1,603,140
    Zuari Agro Chemicals, Ltd.........................      21,687       49,934
    Zydus Wellness, Ltd...............................     110,295    1,224,375
                                                                   ------------
TOTAL INDIA...........................................              644,673,588
                                                                   ------------
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT.....................  46,423,200    2,712,657
    Adaro Energy Tbk PT...............................  11,175,600      431,500
    Adhi Karya Persero Tbk PT.........................  32,012,188    5,989,493
*   Agung Podomoro Land Tbk PT........................  89,645,200    2,025,058
    Alam Sutera Realty Tbk PT.........................  94,177,600    2,221,618
*   Aneka Tambang Persero Tbk PT...................... 100,038,038    2,410,429
    Arwana Citramulia Tbk PT..........................  28,097,000      994,704
    Asahimas Flat Glass Tbk PT........................     983,000      452,797
    Astra Graphia Tbk PT..............................   2,211,000      274,777
*   Bakrie and Brothers Tbk PT........................ 177,337,600      643,694
*   Bakrie Sumatera Plantations Tbk PT................  58,428,800      212,083
*   Bakrie Telecom Tbk PT.............................  80,514,398      292,248
*   Bakrieland Development Tbk PT..................... 100,295,750        7,281
    Bank Bukopin Tbk..................................  35,498,966    1,628,644
*   Bank Pan Indonesia Tbk PT.........................  14,545,400      726,893
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  31,514,100    1,999,096

                                     2111

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Bank Pembangunan Daerah Jawa Timur Tbk PT...........   3,785,700 $  124,307
    Bank Tabungan Negara Persero Tbk PT.................  61,178,149  6,119,643
*   Barito Pacific Tbk PT...............................  10,694,100    164,769
    Bekasi Fajar Industrial Estate Tbk PT...............  17,986,600    316,098
    Benakat Integra Tbk PT.............................. 161,498,600    590,271
*   Berau Coal Energy Tbk PT............................  40,089,600    178,984
*   Berlian Laju Tanker Tbk PT..........................  35,106,366         --
    BISI International Tbk PT...........................  15,274,800  1,419,009
*   Budi Starch & Sweetener Tbk PT......................   5,947,000     27,293
*   Bumi Resources Minerals Tbk PT......................     249,300        905
*   Bumi Resources Tbk PT............................... 103,035,800    374,366
*   Bumi Teknokultura Unggul Tbk PT.....................   2,210,700    256,482
*   Central Proteina Prima Tbk PT.......................   6,944,300     25,239
    Ciputra Development Tbk PT..........................  52,875,059  4,927,264
    Ciputra Property Tbk PT.............................  31,257,485    817,224
    Ciputra Surya Tbk PT................................   7,901,298  1,236,920
*   Citra Marga Nusaphala Persada Tbk PT................  15,488,875  2,514,468
*   Clipan Finance Indonesia Tbk PT.....................   1,482,000     26,495
*   Darma Henwa Tbk PT..................................  57,413,100    225,068
*   Davomas Abadi Tbk PT................................  11,631,700         --
*   Delta Dunia Makmur Tbk PT...........................  16,808,000     65,177
    Dharma Satya Nusantara Tbk PT.......................   1,751,000     64,368
*   Eagle High Plantations Tbk PT.......................  92,388,300  1,165,841
    Elnusa Tbk PT.......................................  43,451,600    733,332
*   Energi Mega Persada Tbk PT.......................... 290,036,900  1,055,603
    Erajaya Swasembada Tbk PT...........................  14,532,000    558,605
*   Eureka Prima Jakarta Tbk PT.........................   9,656,600    348,385
*   Ever Shine Textile Tbk PT...........................   3,654,640     50,542
*   Exploitasi Energi Indonesia Tbk PT..................  37,609,100    136,535
    Fajar Surya Wisesa Tbk PT...........................     672,500     53,182
    Gajah Tunggal Tbk PT................................  19,647,800    726,023
*   Garuda Indonesia Persero Tbk PT.....................  39,625,249  1,141,102
    Global Mediacom Tbk PT..............................  19,452,800  1,138,062
*   Golden Eagle Energy Tbk PT..........................   8,101,250     70,416
*   Hanson International Tbk PT.........................  46,816,700  2,284,911
*   Harum Energy Tbk PT.................................   7,947,000    358,523
    Hexindo Adiperkasa Tbk PT...........................   1,347,000    118,122
    Holcim Indonesia Tbk PT.............................   5,322,900    350,636
    Indah Kiat Pulp & Paper Corp. Tbk PT................  20,906,200  1,419,034
*   Indika Energy Tbk PT................................  13,853,000    115,166
    Indo Tambangraya Megah Tbk PT.......................   2,249,300    793,941
*   Indo-Rama Synthetics Tbk PT.........................     431,100     22,342
    Indomobil Sukses Internasional Tbk PT...............      33,000      5,149
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT........   6,299,600    229,594
*   Inovisi Infracom Tbk PT.............................   1,806,467      2,877
    Intiland Development Tbk PT.........................  65,042,432  2,233,104
*   Japfa Comfeed Indonesia Tbk PT......................  39,485,900  2,121,768
    Jaya Real Property Tbk PT...........................   9,837,500    462,478
    Kawasan Industri Jababeka Tbk PT.................... 169,792,179  2,912,772
*   Krakatau Steel Persero Tbk PT.......................  17,631,200    401,857
*   Kresna Graha Investama PT Tbk.......................   3,636,800    585,030
*   Link Net Tbk PT.....................................   1,033,600    248,850
*   Lippo Cikarang Tbk PT...............................   4,284,300  1,898,141

                                     2112

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Malindo Feedmill Tbk PT.............................   8,169,600 $  794,528
    Matahari Putra Prima Tbk PT.........................   8,935,128  1,095,256
    Mayora Indah Tbk PT.................................   2,328,050  4,574,715
    Medco Energi Internasional Tbk PT...................  13,867,900    716,137
*   Mitra Adiperkasa Tbk PT.............................   8,090,600  2,212,852
    Mitra Pinasthika Mustika Tbk PT.....................   4,326,800    174,197
    MNC Investama Tbk PT................................ 182,915,400  1,734,341
*   MNC Sky Vision Tbk PT...............................   1,540,200    134,283
    Modernland Realty Tbk PT............................  83,624,400  2,587,532
    Multipolar Tbk PT...................................  62,760,900    987,207
    Multistrada Arah Sarana Tbk PT......................   6,288,800     94,788
    Nippon Indosari Corpindo Tbk PT.....................  17,048,800  1,676,565
*   Nirvana Development Tbk PT..........................  10,697,200     78,046
*   Nusantara Infrastructure Tbk PT..................... 107,773,500    645,071
    Pabrik Kertas Tjiwi Kimia Tbk PT....................   1,245,900     44,735
*   Pacific Strategic Financial Tbk PT..................   2,243,700    103,879
    Pakuwon Jati Tbk PT.................................  11,589,500    381,819
    Pan Brothers Tbk PT.................................  38,509,600  1,190,678
*   Panasia Indo Resources Tbk PT.......................      59,000      3,438
*   Panin Financial Tbk PT.............................. 185,309,300  2,098,435
    Panin Sekuritas Tbk PT..............................      31,500      8,233
*   Paninvest Tbk PT....................................   8,124,500    297,410
    Pembangunan Perumahan Persero Tbk PT................  16,393,100  4,669,529
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  35,745,000  3,741,551
*   PT Texmaco Jaya Tbk.................................      93,000         --
    Ramayana Lestari Sentosa Tbk PT.....................  36,840,100  1,624,711
*   Resource Alam Indonesia Tbk PT......................   2,445,600     70,270
    Salim Ivomas Pratama Tbk PT.........................  35,681,100    837,340
    Samindo Resources Tbk PT............................     419,450     14,092
    Sampoerna Agro PT...................................   6,143,100    809,021
    Sawit Sumbermas Sarana Tbk PT.......................  35,062,400  5,066,413
*   Sekawan Intipratama Tbk PT..........................   9,367,900     56,445
    Selamat Sempurna Tbk PT.............................   5,514,200  1,716,051
    Semen Baturaja Persero Tbk PT.......................  28,165,800    625,447
    Sentul City Tbk PT.................................. 277,559,400  1,138,823
*   Sigmagold Inti Perkasa Tbk PT.......................   8,843,400    274,883
    Siloam International Hospitals Tbk PT...............     927,400    609,806
    Sinar Mas Agro Resources & Technology Tbk PT........   1,037,460    295,602
    Sri Rejeki Isman Tbk PT............................. 115,408,631  2,247,272
*   Sugih Energy Tbk PT................................. 162,320,200  4,397,124
    Summarecon Agung Tbk PT.............................   7,427,164    791,854
*   Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500         --
*   Surya Dumai Industri Tbk............................   3,298,500         --
    Surya Semesta Internusa Tbk PT......................  39,587,700  1,880,265
*   Suryainti Permata Tbk PT............................   7,252,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT..........   3,428,800  1,119,851
    Tempo Scan Pacific Tbk PT...........................   1,225,200    156,985
*   Tiga Pilar Sejahtera Food Tbk.......................  19,116,000  1,446,600
    Timah Persero Tbk PT................................  32,479,614  1,237,188
    Tiphone Mobile Indonesia Tbk PT.....................  22,584,500  1,154,023
    Total Bangun Persada Tbk PT.........................  13,492,800    571,835
*   Trada Maritime Tbk PT...............................  12,248,113     44,511
    Trias Sentosa Tbk PT................................  34,914,100    745,708

                                     2113

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   Trimegah Securities Tbk PT.........................  7,838,500 $     28,352
*   Truba Alam Manunggal Engineering PT................ 21,316,500        7,737
    Tunas Baru Lampung Tbk PT.......................... 15,826,700      595,008
    Tunas Ridean Tbk PT................................ 12,965,700      706,060
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,657,400      985,774
    Unggul Indah Cahaya Tbk PT.........................     48,239        4,980
*   Vale Indonesia Tbk PT..............................  5,218,700      556,701
*   Visi Media Asia Tbk PT............................. 54,177,300    1,048,275
    Wijaya Karya Persero Tbk PT........................  8,757,500    1,796,053
*   Wintermar Offshore Marine Tbk PT...................  7,402,627       68,088
                                                                   ------------
TOTAL INDONESIA........................................             131,013,618
                                                                   ------------
MALAYSIA -- (4.7%)
*   Adventa Bhd........................................      4,600        1,042
#   Aeon Co. M Bhd.....................................  4,070,900    2,457,292
#   Aeon Credit Service M Bhd..........................     96,300      254,343
    Affin Holdings Bhd.................................  1,384,820      721,915
    Ahmad Zaki Resources Bhd...........................    302,800       42,330
#   AirAsia Bhd........................................ 16,357,800    5,622,697
#*  AirAsia X Bhd......................................  9,334,800      553,696
#*  Alam Maritim Resources Bhd.........................  3,929,100      372,040
    Alliance Financial Group Bhd.......................    443,600      364,667
    Allianz Malaysia Bhd...............................     59,200      141,487
    Amway Malaysia Holdings Bhd........................    399,300      894,254
    Ann Joo Resources Bhd..............................  1,013,550      159,274
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      238,522
    Barakah Offshore Petroleum Bhd.....................  1,884,200      342,889
    Benalec Holdings Bhd...............................  6,180,000      797,758
    Berjaya Assets Bhd.................................    848,300      160,553
#   Berjaya Auto Bhd...................................  3,772,300    1,975,502
#   Berjaya Corp. Bhd.................................. 26,281,600    2,319,245
    Berjaya Food Bhd...................................     39,700       19,584
*   Berjaya Land Bhd...................................  3,734,000      637,289
    Berjaya Sports Toto Bhd............................  1,818,567    1,370,704
    BIMB Holdings Bhd..................................  1,067,908      895,769
    Bina Darulaman Bhd.................................    305,600       46,970
    Bintulu Port Holdings Bhd..........................     25,900       43,683
    BLD Plantation Bhd.................................     21,400       46,368
    Bonia Corp. Bhd....................................  1,427,000      240,094
    Boustead Holdings Bhd..............................  1,047,972      983,020
#   Boustead Plantations Bhd...........................    247,300       88,774
#*  Bumi Armada Bhd....................................  1,874,700      472,493
    Bursa Malaysia Bhd.................................  3,735,700    7,527,009
#   Cahya Mata Sarawak Bhd.............................  2,802,300    3,490,995
    Can-One Bhd........................................    439,000      462,878
    Carlsberg Brewery Malaysia Bhd Class B.............  1,176,600    3,313,489
    Carotech Bhd.......................................    230,650          222
#   CB Industrial Product Holding Bhd..................  2,940,340    1,425,362
    CCM Duopharma Biotech Bhd..........................     36,500       23,121

                                     2114

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd...........................     33,000 $   62,758
    Coastal Contracts Bhd...............................  2,580,766  1,013,276
    Crescendo Corp. Bhd.................................     19,900      8,023
    CSC Steel Holdings Bhd..............................    555,500    162,293
    Cypark Resources Bhd................................  1,333,500    538,100
*   D&O Green Technologies Bhd..........................    149,900     12,864
    Daibochi Plastic & Packaging Industry Bhd...........     46,200     59,391
#   Datasonic Group Bhd.................................  1,956,600    572,601
*   Datuk Keramik Holdings Bhd..........................     24,000         --
*   Daya Materials Bhd.................................. 15,160,200    353,008
#   Dayang Enterprise Holdings Bhd......................  2,863,696    784,207
    DKSH Holdings Malaysia Bhd..........................    145,600    141,514
    DRB-Hicom Bhd.......................................  8,811,300  2,214,544
    Dutch Lady Milk Industries Bhd......................    141,300  1,625,845
#*  Eastern & Oriental Bhd..............................  7,270,547  2,555,675
    ECM Libra Financial Group Bhd.......................    183,666     14,138
#*  Eco World Development Group Bhd.....................  2,664,100    829,916
    Ekovest BHD.........................................    125,600     33,821
*   Evergreen Fibreboard Bhd............................  6,164,250  1,834,160
    FAR East Holdings Bhd...............................     61,500    114,293
#   Felda Global Ventures Holdings Bhd..................  1,244,900    518,637
*   Fountain View Development Bhd.......................    808,200         --
    Gas Malaysia Bhd....................................    315,300    177,989
    GD Express Carrier Bhd..............................    464,600    189,059
*   Global Oriental Bhd.................................    766,800     88,162
#   Globetronics Technology Bhd.........................  1,917,160  2,527,476
    Glomac Bhd..........................................  2,854,800    573,024
*   Golden Plus Holding Bhd.............................    216,000         --
    Goldis Bhd..........................................    604,277    316,790
    Guinness Anchor Bhd.................................    877,000  2,816,948
    GuocoLand Malaysia Bhd..............................  1,535,500    407,440
    Hai-O Enterprise Bhd................................    722,380    408,922
#   HAP Seng Consolidated Bhd...........................  2,985,240  5,179,383
    Hap Seng Plantations Holdings Bhd...................  1,686,900    949,993
    Hartalega Holdings Bhd..............................  1,320,000  1,717,086
    Hiap Teck Venture Bhd...............................    999,700     49,406
*   Hibiscus Petroleum Bhd..............................    381,400     18,038
#   Hock Seng LEE Bhd...................................  1,534,016    721,775
    Hong Leong Industries Bhd...........................    715,200    927,444
    Hovid Bhd...........................................  3,670,800    413,503
    Hua Yang Bhd........................................  1,465,400    636,988
    Hume Industries Bhd.................................    281,872    198,191
    Hup Seng Industries Bhd.............................  1,264,333    382,141
    Hwang Capital Malaysia Bhd..........................     76,300     40,100
    I-Bhd...............................................  2,682,700    304,398
    IFCA MSC Bhd........................................  2,779,300    524,068
    IJM Plantations Bhd.................................  1,755,200  1,522,641
#   Inari Amertron Bhd..................................  3,268,765  2,551,276
    Inch Kenneth Kajang Rubber PLC......................  1,045,300    181,582
    Insas Bhd...........................................  5,261,381    872,693
*   Iris Corp. Bhd...................................... 12,817,700    605,134
*   Iskandar Waterfront City Bhd........................  3,147,800    638,332
*   JAKS Resources Bhd..................................  3,430,900    863,991

                                     2115

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
#   Jaya Tiasa Holdings Bhd.............................  2,997,627 $1,051,785
#   JCY International Bhd...............................  4,218,100    715,354
    K&N Kenanga Holdings Bhd............................  1,871,360    216,709
#   Karex Bhd...........................................    808,400    797,751
    Keck Seng Malaysia Bhd..............................    847,250  1,073,671
*   Kian JOO CAN Factory Bhd............................  1,893,880  1,475,283
    Kim Loong Resources Bhd.............................    292,760    214,417
    Kimlun Corp. Bhd....................................    659,800    237,012
    KLCCP Stapled Group.................................    720,600  1,218,271
#*  KNM Group Bhd....................................... 16,125,780  1,926,082
#   Kossan Rubber Industries............................  4,143,500  7,098,142
#   KPJ Healthcare Bhd..................................  6,538,825  6,816,120
*   Kretam Holdings Bhd.................................  3,012,500    381,080
#   KSL Holdings Bhd....................................  5,292,218  1,619,558
*   KUB Malaysia Bhd....................................  1,046,600     64,648
    Kulim Malaysia Bhd..................................  3,834,700  3,502,324
*   Kumpulan Europlus Bhd...............................    406,000     93,127
    Kumpulan Fima Bhd...................................    883,150    381,548
    Kumpulan Perangsang Selangor Bhd....................  2,387,300    593,834
    Kwantas Corp. Bhd...................................    390,200    146,501
    Land & General Bhd..................................  8,947,700    756,909
#*  Landmarks Bhd.......................................  1,775,200    414,844
    LBS Bina Group Bhd..................................  2,657,400    870,872
    Lingkaran Trans Kota Holdings Bhd...................  1,077,000  1,300,853
*   Lion Industries Corp. Bhd...........................  3,189,100    177,707
    LPI Capital Bhd.....................................    170,170    639,397
    Magnum Bhd..........................................  4,638,000  2,759,447
    Mah Sing Group Bhd.................................. 13,005,387  4,015,375
    Malayan Flour Mills Bhd.............................  1,707,450    522,850
    Malaysia Building Society Bhd.......................  2,407,681    841,019
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..  3,250,700    755,467
#   Malaysian Bulk Carriers Bhd.........................  3,215,000    555,122
#   Malaysian Pacific Industries Bhd....................    803,913  1,573,832
#   Malaysian Resources Corp. Bhd....................... 11,406,549  3,223,304
    Malton Bhd..........................................    930,100    158,415
*   Mancon Bhd..........................................     12,000         --
#   Matrix Concepts Holdings Bhd........................  2,150,067  1,227,986
    MBM Resources Bhd...................................  1,478,796    800,092
    Media Chinese International, Ltd....................  3,771,300    591,456
    Media Prima Bhd.....................................  7,530,003  2,322,189
    Mega First Corp. Bhd................................    472,600    259,256
*   MEMS Technology Bhd.................................  1,917,000         --
    Mitrajaya Holdings Bhd..............................  1,842,400    510,288
    MK Land Holdings Bhd................................  3,077,600    268,144
    MKH Bhd.............................................  1,613,390    833,062
    MMC Corp. Bhd.......................................    216,200     96,661
*   MNRB Holdings Bhd...................................    826,700    605,804
#*  MPHB Capital Bhd....................................  1,131,300    394,930
*   Mudajaya Group Bhd..................................  2,167,266    630,743
    Muhibbah Engineering M Bhd..........................  3,397,850  1,865,702
*   Mulpha International Bhd............................ 15,364,800    929,173
#   My EG Services Bhd.................................. 14,422,400  7,970,776
#   Naim Holdings Bhd...................................  1,691,700    993,063

                                     2116

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
*   Nikko Electronics Bhd...............................     36,600 $       --
    NTPM Holdings Bhd...................................    334,100     73,877
*   OCK Group Bhd.......................................    341,800     55,368
    Oldtown Bhd.........................................  2,452,850    960,254
    Oriental Holdings Bhd...............................    205,400    326,434
    OSK Holdings Bhd....................................  5,413,770  2,008,229
    Pacific & Orient Bhd................................    205,000     70,777
#   Padini Holdings Bhd.................................  4,519,200  2,197,183
    Panasonic Manufacturing Malaysia Bhd................    159,584    939,709
*   Panglobal Bhd.......................................     14,000         --
    Pantech Group Holdings Bhd..........................  1,729,625    236,319
    Paramount Corp. Bhd.................................    410,525    154,724
#*  Parkson Holdings Bhd................................  4,404,908  1,036,637
*   Perisai Petroleum Teknologi Bhd.....................  8,359,300    581,049
    PESTECH International Bhd...........................    152,200    241,670
    Pharmaniaga Bhd.....................................    709,060  1,050,998
    Pie Industrial Bhd..................................    180,120    435,542
    Pos Malaysia Bhd....................................  3,263,100  1,776,859
    Power Root Bhd......................................    189,500    108,979
    Press Metal Bhd.....................................  3,972,700  1,788,516
#   Prestariang Bhd.....................................  2,251,100  1,499,875
*   Prime Utilities Bhd.................................      3,000         --
    Protasco Bhd........................................  1,940,600    678,100
    Puncak Niaga Holdings Bhd...........................  1,914,120    518,017
#   QL Resources Bhd....................................  4,039,930  4,434,697
    RCE Capital Bhd.....................................    704,150     43,566
#*  Rimbunan Sawit Bhd..................................  3,525,300    451,050
#   Salcon Bhd..........................................  6,650,300    933,904
    Sarawak Cable Bhd...................................    207,100     78,146
    Sarawak Oil Palms Bhd...............................    471,360    464,400
    Sarawak Plantation Bhd..............................     56,300     25,820
    Scientex Bhd........................................    765,162  1,937,058
*   Scomi Energy Services Bhd...........................  3,570,100    190,515
*   Scomi Group Bhd..................................... 10,459,800    406,583
*   Seal, Inc. Bhd......................................     87,500     11,225
    SEG International Bhd...............................     85,100     27,226
    Selangor Dredging Bhd...............................  1,118,200    250,244
    Selangor Properties Bhd.............................    180,800    235,367
    Shangri-La Hotels Malaysia Bhd......................    410,200    563,583
*   Shell Refining Co. Federation of Malaya Bhd.........     24,000     28,625
    SHL Consolidated Bhd................................    246,000    163,226
#   Star Media Group Bhd................................  2,042,700  1,146,372
*   Sumatec Resources Bhd...............................  8,304,100    243,349
    Sunway Bhd..........................................  3,767,460  2,678,023
*   Sunway Construction Group Bhd.......................    297,536     97,667
#   Supermax Corp. Bhd..................................  5,745,200  4,120,791
    Suria Capital Holdings Bhd..........................    702,700    379,917
#   Syarikat Takaful Malaysia Bhd.......................  2,628,600  2,395,300
    Symphony Life Bhd...................................    583,326    101,386
    Ta Ann Holdings Bhd.................................  1,487,608  1,801,949
    TA Enterprise Bhd................................... 10,182,800  1,277,727
    TA Global Bhd.......................................  9,613,540    533,067
*   Talam Transform Bhd.................................  5,646,800     75,596

                                     2117

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
#   Taliworks Corp. Bhd................................. 1,195,450 $    403,146
    Tambun Indah Land Bhd............................... 1,690,300      517,180
#   TAN Chong Motor Holdings Bhd........................ 1,992,000    1,268,378
*   Tanjung Offshore Bhd................................ 2,053,600      169,113
    Tasek Corp. Bhd.....................................    86,800      307,312
#   TDM Bhd............................................. 7,935,600    1,288,864
*   TH Heavy Engineering Bhd............................ 8,092,500      304,964
#   TH Plantations Bhd.................................. 1,665,860      493,310
    Time dotCom Bhd..................................... 2,055,888    3,782,041
    Tiong NAM Logistics Holdings........................ 1,886,500      541,169
    TMC Life Sciences Bhd...............................   296,900       47,313
#   Top Glove Corp. Bhd................................. 7,852,520   10,271,950
    Tropicana Corp. Bhd................................. 4,424,946    1,057,709
#   TSH Resources Bhd................................... 4,010,400    1,963,671
#   Tune Protect Group Bhd.............................. 4,299,600    1,201,743
    Uchi Technologies Bhd............................... 1,564,100      592,529
#   UEM Edgenta Bhd..................................... 3,070,200    2,319,591
#   UEM Sunrise Bhd..................................... 8,675,400    2,071,571
#*  UMW Oil & Gas Corp. Bhd............................. 4,300,500    1,066,934
    Unisem M Bhd........................................ 4,192,490    1,983,922
    United Malacca Bhd..................................   396,150      566,752
    United Plantations Bhd..............................   435,200    2,608,938
    United U-Li Corp. Bhd...............................   613,900      750,727
    UOA Development Bhd................................. 4,133,500    2,061,941
#*  Uzma Bhd............................................   900,800      385,107
#   VS Industry Bhd..................................... 6,529,330    2,116,439
#   Wah Seong Corp. Bhd................................. 2,623,269      535,297
#   WCT Holdings Bhd.................................... 7,790,699    3,106,393
    Wellcall Holdings Bhd............................... 1,821,000    1,092,824
    Wing Tai Malaysia Bhd............................... 1,065,150      300,515
    WTK Holdings Bhd.................................... 2,688,000      902,132
#   Yinson Holdings Bhd................................. 1,705,900    1,121,193
*   YNH Property Bhd.................................... 2,694,278    1,175,083
    YTL E-Solutions Bhd................................. 3,055,000      378,990
*   YTL Land & Development Bhd.......................... 1,204,600      188,974
    Zhulian Corp. Bhd................................... 1,156,633      392,663
                                                                   ------------
TOTAL MALAYSIA..........................................            238,420,195
                                                                   ------------
MEXICO -- (4.0%)
#   Alpek S.A.B. de C.V................................. 3,571,730    4,607,985
#   Alsea S.A.B. de C.V................................. 6,247,966   22,197,843
#*  Axtel S.A.B. de C.V................................. 7,758,264    3,434,762
#   Banregio Grupo Financiero S.A.B. de C.V............. 2,257,694   10,632,643
*   Bio Pappel S.A.B. de C.V............................   506,435      480,252
#   Bolsa Mexicana de Valores S.A.B. de C.V............. 5,010,857    6,809,975
#*  Cia Minera Autlan S.A.B. de C.V. Series B...........   645,200      224,105
#   Consorcio ARA S.A.B. de C.V. Series *............... 8,601,292    2,537,079
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR...............................................    86,665    1,468,105
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A...........................................   263,126      446,818
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B...........................................   960,372      608,911
*   Corp. Actinver S.A.B. de C.V........................   187,852      147,069
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 5,180,125    7,425,577
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          460

                                     2118

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
MEXICO -- (Continued)
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300 $ 2,470,965
    Corporativo Fragua S.A.B. de C.V....................         3          40
*   Corporativo GBM S.A.B. de C.V.......................    22,477      17,597
    Credito Real S.A.B. de C.V. SOFOM ER................   878,518   1,850,251
    Cydsa S.A.B. de C.V.................................     3,875       4,830
#*  Desarrolladora Homex S.A.B. de C.V..................    78,182      17,371
*   Empaques Ponderosa S.A. de C.V......................   206,000          --
#*  Empresas ICA S.A.B. de C.V.......................... 2,446,496     652,840
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   776,820     792,356
*   Financiera Independencia SAB de C.V. SOFOM ENR......    62,171      11,311
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,465,092   5,033,594
#   Gentera S.A.B. de C.V............................... 6,890,023  12,361,034
    Gruma S.A.B. de C.V. Class B........................   335,143   5,051,790
#*  Grupo Aeromexico S.A.B. de C.V...................... 2,880,666   6,305,217
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,374,699 11,034,424 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR...............................................     3,642     135,227
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR. 24,345 2,045,954 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B........................................... 1,581,469  13,318,597
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    77,098  10,539,297
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................   560,664   7,672,220
    Grupo Cementos de Chihuahua S.A.B. de C.V...........   818,100   1,969,277
#   Grupo Comercial Chedraui S.A. de C.V................ 2,739,021   7,157,977
*   Grupo Famsa S.A.B. de C.V. Class A.................. 2,691,263   1,922,993
#   Grupo Financiero Interacciones SA de C.V............   671,835   3,611,468
    Grupo Herdez S.A.B. de C.V. Series *................ 1,955,295   4,687,253
    Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181     762,030
#   Grupo Industrial Saltillo S.A.B. de C.V.............   272,900     444,007
#   Grupo KUO S.A.B. de C.V. Series B...................   758,658   1,317,568
#*  Grupo Pochteca S.A.B. de C.V........................   585,177     381,348
*   Grupo Posadas S.A.B. de C.V.........................   198,900     470,445
*   Grupo Qumma SA de C.V. Series B.....................   105,334          --
#   Grupo Sanborns S.A.B. de C.V........................   137,015     177,522
#*  Grupo Simec S.A.B. de C.V. Series B................. 1,622,050   3,429,622
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180      32,271
#*  Grupo Sports World S.A.B. de C.V....................   585,081     629,992
#*  Hoteles City Express S.A.B. de C.V..................   442,235     520,069
#   Industrias Bachoco S.A.B. de C.V. ADR...............    40,580   1,757,926
#   Industrias Bachoco S.A.B. de C.V. Series B.......... 1,371,175   4,947,880
#*  Industrias CH S.A.B. de C.V. Series B............... 2,137,532   6,275,507
*   La Comer S.A.B. de C.V.............................. 1,431,154   1,278,256
#*  Maxcom Telecomunicaciones S.A.B. de C.V............. 2,820,323     128,750
    Megacable Holdings S.A.B. de C.V.................... 1,429,103   5,223,885
#*  Minera Frisco S.A.B. de C.V......................... 1,250,824     555,148
*   OHL Mexico S.A.B. de C.V............................ 1,652,627   1,548,049
#   Organizacion Cultiba S.A.B. de C.V.................. 1,115,220   1,530,390
*   Organizacion Soriana S.A.B. de C.V. Class B.........     6,317      13,548
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................   495,779   5,698,339
#*  Qualitas Controladora S.A.B. de C.V.................   829,798     914,996
    Rassini S.A.B. de C.V...............................    90,235     333,075
*   Sanluis Corp. S.A.B. de C.V.........................     4,642          --
*   Sanluis Corp. S.A.B. de C.V. Class B................     4,642          --
*   Sanluis Rassini S.A.P.I. de C.V. Series A...........     3,300          --
*   Savia SA Class A....................................   610,700          --

                                     2119

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   TV Azteca S.A.B. de C.V...........................  11,483,800 $  1,291,613
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991        1,423
#   Vitro S.A.B. de C.V. Series A.....................     855,344    2,485,238
                                                                   ------------
TOTAL MEXICO..........................................              201,834,364
                                                                   ------------
PHILIPPINES -- (1.5%)
    A Soriano Corp....................................   3,430,211      433,648
    ACR Mining Corp...................................      48,205        6,791
    Alsons Consolidated Resources, Inc................   8,785,000      234,682
*   Atlas Consolidated Mining & Development Corp......   6,148,000      518,142
    Belle Corp........................................  37,693,400    1,883,464
    Bloomberry Resorts Corp...........................   5,329,100      460,641
    Cebu Air, Inc.....................................   2,114,510    3,429,112
    Cebu Holdings, Inc................................   3,291,900      319,304
    Century Pacific Food, Inc.........................     224,500       73,441
    Century Properties Group, Inc.....................  26,261,151      275,935
    China Banking Corp................................   1,067,645      776,599
    COL Financial Group, Inc..........................     130,900       39,371
    Cosco Capital, Inc................................  13,186,200    2,045,448
    D&L Industries, Inc...............................  34,010,300    5,805,265
    DoubleDragon Properties Corp......................     931,200      410,092
*   East West Banking Corp............................   1,950,000      652,215
    EEI Corp..........................................   3,744,700      440,707
*   Empire East Land Holdings, Inc....................  19,893,000      331,041
    Filinvest Development Corp........................   3,314,322      314,404
    Filinvest Land, Inc............................... 127,610,577    3,976,348
    First Gen Corp....................................  13,399,100    5,192,774
    First Philippine Holdings Corp....................   2,542,830    2,984,992
    Leisure & Resorts World Corp......................   4,437,640      664,556
*   Lepanto Consolidated Mining Co....................  43,735,455      166,515
    Lopez Holdings Corp...............................  21,983,900    2,400,576
    Manila Water Co., Inc.............................  10,409,500    5,319,750
*   Max's Group, Inc..................................     173,100       49,851
*   Megawide Construction Corp........................   2,050,108      238,206
*   Melco Crown Philippines Resorts Corp..............   3,807,700      182,081
*   Metro Pacific Corp. Series A......................   1,827,193           --
    Pepsi-Cola Products Philippines, Inc..............  11,395,900      709,126
    Petron Corp.......................................  12,561,000    1,722,414
*   Philippine National Bank..........................   2,007,455    2,109,690
*   Philippine National Construction Corp.............     173,000        3,337
    Philippine Savings Bank...........................     356,863      734,382
    Philippine Stock Exchange, Inc. (The).............     121,592      689,019
*   Philippine Townships, Inc.........................     318,732           --
*   Philtown Properties, Inc..........................     111,562           --
    Philweb Corp......................................   3,483,140    1,465,126
    Phinma Corp.......................................     131,349       31,815
    Phoenix Petroleum Philippines, Inc................     694,880       51,191
    Premium Leisure Corp..............................   6,791,000      106,916
    Puregold Price Club, Inc..........................   4,132,600    2,862,461
    RFM Corp..........................................   9,081,668      724,484
    Rizal Commercial Banking Corp.....................   3,193,380    2,202,289
    Robinsons Land Corp...............................  11,724,205    6,177,389
    Robinsons Retail Holdings, Inc....................     173,170      215,738

                                     2120

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    San Miguel Pure Foods Co., Inc......................     93,790 $   273,590
    Security Bank Corp..................................  2,789,318   8,337,017
    Semirara Mining & Power Corp........................    168,100     420,599
    Trans-Asia Oil & Energy Development Corp............ 13,245,000     585,330
    Travellers International Hotel Group, Inc...........  4,043,000     327,934
    Union Bank of the Philippines.......................  1,263,751   1,508,621
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
*   Victorias Milling Co., Inc..........................    231,600      22,598
    Vista Land & Lifescapes, Inc........................ 47,768,900   3,770,099
                                                                    -----------
TOTAL PHILIPPINES.......................................             74,677,116
                                                                    -----------
POLAND -- (1.8%)
    AB SA...............................................      1,082       8,381
    ABC Data SA.........................................    129,926     100,427
#   Action SA...........................................     26,708     155,319
*   Agora SA............................................    267,589     753,418
*   Alior Bank SA.......................................    116,488   1,723,931
    Amica Wronki SA.....................................     24,843   1,012,862
*   AmRest Holdings SE..................................     74,741   3,398,373
    Apator SA...........................................     57,632     378,660
    Asseco Poland SA....................................    656,782   9,060,534
    ATM SA..............................................     64,541     143,281
*   Bioton SA...........................................    676,718   1,887,077
#   Boryszew SA.........................................  1,160,021   1,222,323
    Budimex SA..........................................    122,591   5,776,856
    CCC SA..............................................    107,305   3,146,587
#*  CD Projekt Red SA...................................    758,157   4,299,116
*   Ciech SA............................................    295,749   5,670,289
*   ComArch SA..........................................      5,264     138,409
    Dom Development SA..................................      4,673      56,575
*   Elektrobudowa SA....................................      8,568     237,024
    Emperia Holding SA..................................     93,874   1,539,811
    Enea SA.............................................    273,271     788,296
    Energa SA...........................................     89,693     298,149
    Eurocash SA.........................................    137,348   1,859,386
    Fabryki Mebli Forte SA..............................    133,259   1,568,344
*   Famur SA............................................    350,412     143,258
*   Farmacol SA.........................................     50,868     687,493
    Firma Oponiarska Debica SA..........................     30,655     660,868
*   Getin Holding SA....................................  2,666,866     874,640
#*  Getin Noble Bank SA.................................  2,984,396     330,603
*   Grupa Azoty SA......................................     22,817     578,597
    Grupa Azoty Zaklady Chemiczne Police SA.............     76,751     465,223
    Grupa Kety SA.......................................     66,251   4,511,511
#*  Grupa Lotos SA......................................    989,786   6,222,200
#*  Hawe SA.............................................    243,779      35,224
*   Impexmetal SA.......................................  1,045,896     521,350
#*  Integer.pl SA.......................................     33,143     613,656
#   Inter Cars SA.......................................     29,504   1,679,716
#*  Jastrzebska Spolka Weglowa SA.......................    353,334     764,337
    Kernel Holding SA...................................    433,430   4,779,070
    Kopex SA............................................    179,291     148,068
#   KRUK SA.............................................     89,399   3,586,885

                                     2121

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
POLAND -- (Continued)
*   LC Corp. SA.........................................   192,664 $    80,920
    Lentex SA...........................................   157,761     303,066
#   Lubelski Wegiel Bogdanka SA.........................    68,724     519,095
*   MCI Capital SA......................................   231,629     584,489
*   Midas SA............................................ 2,799,214     481,824
    Mostostal Zabrze SA.................................   425,811     126,375
    Netia SA............................................ 2,641,497   3,614,227
#   Neuca SA............................................    22,358   1,789,917
    Orbis SA............................................   132,247   2,066,129
    Pelion SA...........................................    47,515     626,671
*   Pfleiderer Grajewo SA...............................    26,312     152,527
    PKP Cargo SA........................................    12,508     150,112
#*  Polnord SA..........................................   322,210     992,040
*   Polski Koncern Miesny Duda SA.......................    69,986      90,093
*   Rafako SA...........................................   303,381     533,679
*   Stalexport Autostrady SA............................   282,703     216,651
    Stalprodukt SA......................................     9,296     510,642
*   Sygnity SA..........................................    40,187      83,742
    Synthos SA.......................................... 1,903,162   1,806,627
    Tauron Polska Energia SA............................ 2,693,588   1,793,762
#*  Trakcja SA..........................................   413,871   1,269,191
*   Vistula Group SA.................................... 1,263,909     847,749
    Warsaw Stock Exchange...............................   208,730   1,770,675
    Wawel SA............................................       697     171,118
#   Zespol Elektrowni Patnow Adamow Konin SA............    65,319     125,023
                                                                   -----------
TOTAL POLAND............................................            92,532,471
                                                                   -----------
SOUTH AFRICA -- (6.2%)
*   Abdee RF, Ltd.......................................   113,206     194,716
    Adcock Ingram Holdings, Ltd.........................   848,818   2,095,826
    Adcorp Holdings, Ltd................................   896,475     998,943
    Advtech, Ltd........................................ 3,146,875   2,771,765
    Aeci, Ltd........................................... 1,077,487   5,636,418
*   African Bank Investments, Ltd....................... 5,287,877      19,340
    African Oxygen, Ltd.................................   858,752     868,868
    African Rainbow Minerals, Ltd.......................   605,137   2,193,308
    Afrimat, Ltd........................................    11,954      17,176
#   Alexander Forbes Group Holdings, Ltd................   638,072     215,222
    Allied Electronics Corp., Ltd.......................   169,001      58,686
#*  ArcelorMittal South Africa, Ltd..................... 1,576,714     603,823
    Ascendis Health, Ltd................................   199,451     227,488
    Assore, Ltd.........................................   187,642     976,176
    Astral Foods, Ltd...................................   458,146   2,822,617
*   Attacq, Ltd......................................... 1,210,604   1,287,481
#*  Aveng, Ltd.......................................... 4,254,721     641,976
    AVI, Ltd............................................ 3,423,460  17,177,132
    Barloworld, Ltd..................................... 2,216,736   9,931,978
    Blue Label Telecoms, Ltd............................ 2,564,986   1,987,644
    Cashbuild, Ltd......................................   212,494   3,669,863
    Caxton and CTP Publishers and Printers, Ltd.........   313,704     307,540
    City Lodge Hotels, Ltd..............................   328,296   3,015,835
    Clicks Group, Ltd................................... 2,666,173  14,604,537
    Clover Industries, Ltd.............................. 1,318,843   1,235,889

                                     2122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
*   Consolidated Infrastructure Group, Ltd..............    664,270 $ 1,127,990
#   Coronation Fund Managers, Ltd.......................  1,712,568   6,602,305
    DataTec, Ltd........................................  2,057,155   5,462,246
    Distell Group, Ltd..................................    176,335   1,760,812
*   Distribution and Warehousing Network, Ltd...........    103,622      32,474
#   DRDGOLD, Ltd........................................  2,742,945     769,631
    EOH Holdings, Ltd...................................  1,117,136   9,473,393
*   Eqstra Holdings, Ltd................................  3,237,951     501,536
*   Evraz Highveld Steel and Vanadium, Ltd..............     63,001         630
#   Exxaro Resources, Ltd...............................    604,903   2,340,850
    Famous Brands, Ltd..................................    662,753   4,859,977
    Foschini Group, Ltd. (The)..........................  1,363,112  10,637,913
    Gold Fields, Ltd....................................    598,822   2,054,898
    Gold Fields, Ltd. Sponsored ADR.....................    312,903   1,063,870
#   Grand Parade Investments, Ltd.......................  3,216,227     761,184
    Grindrod, Ltd.......................................  5,862,020   3,662,700
    Group Five, Ltd.....................................  1,023,006   1,018,381
#*  Harmony Gold Mining Co., Ltd........................  1,536,275   2,822,276
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.........  2,632,188   4,711,616
    Holdsport, Ltd......................................    206,750     663,379
*   Howden Africa Holdings, Ltd.........................     39,220      60,632
    Hudaco Industries, Ltd..............................    267,426   1,688,219
    Hulamin, Ltd........................................  1,296,594     551,483
    Illovo Sugar, Ltd...................................  1,900,404   2,254,041
#*  Impala Platinum Holdings, Ltd.......................    743,557   1,553,390
    Imperial Holdings, Ltd..............................     92,832     712,936
#   Invicta Holdings, Ltd...............................    351,408     897,791
*   JCI, Ltd............................................  3,131,151          --
    JSE, Ltd............................................    892,197   7,269,860
    KAP Industrial Holdings, Ltd........................  5,674,929   2,108,454
#   Kumba Iron Ore, Ltd.................................     69,263     152,797
#   Lewis Group, Ltd....................................    870,013   2,396,313
    Massmart Holdings, Ltd..............................    353,037   2,016,164
#   Merafe Resources, Ltd............................... 10,969,026     519,694
    Metair Investments, Ltd.............................  1,218,914   1,806,857
    Metrofile Holdings, Ltd.............................     82,524      22,344
    Mpact, Ltd..........................................  1,489,097   4,004,361
    Murray & Roberts Holdings, Ltd......................  3,966,800   1,981,704
    Mustek, Ltd.........................................    740,967     316,960
    Nampak, Ltd.........................................  5,134,519   6,348,588
*   Net 1 UEPS Technologies, Inc........................        776       8,130
#*  Northam Platinum, Ltd...............................  3,504,723   6,976,621
    Oceana Group, Ltd...................................    426,383   3,006,249
    Omnia Holdings, Ltd.................................    599,734   4,445,054
    Peregrine Holdings, Ltd.............................  1,969,381   3,391,978
    Petmin, Ltd.........................................    268,819      19,050
#   Pick n Pay Stores, Ltd..............................  2,069,376   7,657,788
*   Pinnacle Holdings, Ltd..............................  1,226,028     791,778
    Pioneer Foods Group, Ltd............................    246,906   2,060,517
#   PPC, Ltd............................................  5,744,835   4,763,170
    PSG Group, Ltd......................................    506,190   5,826,718
*   Quantum Foods Holdings, Ltd.........................    141,794      20,542
    Raubex Group, Ltd...................................  1,311,515   1,159,385


                                     2123

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    RCL Foods, Ltd......................................   683,713 $    526,720
    Reunert, Ltd........................................ 1,561,642    6,317,188
*   Royal Bafokeng Platinum, Ltd........................   692,361    1,236,924
    Santam, Ltd.........................................   266,128    2,993,545
*   Sappi, Ltd.......................................... 5,110,263   23,277,843
#   Sibanye Gold, Ltd................................... 5,170,467   11,508,732
#   Sibanye Gold, Ltd. Sponsored ADR....................   738,680    6,544,705
    Spar Group, Ltd. (The).............................. 1,510,023   17,461,934
    Spur Corp., Ltd.....................................   619,410    1,131,821
*   Stefanutti Stocks Holdings, Ltd.....................   229,540       49,332
    Sun International, Ltd.............................. 1,136,629    5,600,242
*   Super Group, Ltd.................................... 3,477,779    8,548,081
    Telkom SA SOC, Ltd.................................. 1,377,474    5,579,172
    Tongaat Hulett, Ltd.................................   982,479    5,520,477
    Transaction Capital, Ltd............................   101,691       70,518
    Trencor, Ltd........................................ 1,363,669    3,256,091
    Tsogo Sun Holdings, Ltd............................. 2,215,869    3,167,049
    Wilson Bayly Holmes-Ovcon, Ltd......................   545,366    3,693,395
                                                                   ------------
TOTAL SOUTH AFRICA......................................            317,161,645
                                                                   ------------
SOUTH KOREA -- (13.2%)
#*  3S Korea Co., Ltd...................................    15,208       31,225
#*  Able C&C Co., Ltd...................................    69,055    1,375,910
#*  Actoz Soft Co., Ltd.................................    29,003      684,551
#*  Advanced Nano Products Co., Ltd.....................    34,809      520,104
#*  Advanced Process Systems Corp.......................   138,964    2,062,506
#*  Aekyung Petrochemical Co., Ltd......................     8,671      373,951
#*  AfreecaTV Co., Ltd..................................    64,132    1,260,978
#*  Agabang&Company.....................................   159,566    1,558,436
#*  Ahn-Gook Pharmaceutical Co., Ltd....................    38,563      615,080
#*  Ahnlab, Inc.........................................    27,984    1,593,747
#*  AJ Rent A Car Co., Ltd..............................    93,213      878,265
#*  AK Holdings, Inc....................................    23,127      912,583
#*  ALUKO Co., Ltd......................................   194,359    1,179,845
#*  Aminologics Co., Ltd................................    36,345       35,398
#*  Amotech Co., Ltd....................................    53,135      759,959
#*  Anam Electronics Co., Ltd...........................   778,248      954,163
#*  Anapass, Inc........................................    51,795      749,469
#*  Asia Cement Co., Ltd................................     5,762      445,549
*   ASIA Holdings Co., Ltd..............................    12,288    1,016,835
#*  Asia Paper Manufacturing Co., Ltd...................    33,401      454,335
*   Asiana Airlines, Inc................................   638,206    2,446,392
*   AtlasBX Co., Ltd....................................    47,555    1,563,290
#*  AUK Corp............................................   199,140      391,850
#*  Autech Corp.........................................    49,323      197,436
*   Avaco Co., Ltd......................................    36,215      163,386
*   Avatec Co., Ltd.....................................     5,446       34,672
#*  Baiksan Co., Ltd....................................    58,310      243,667
#*  Basic House Co., Ltd. (The).........................    53,068      384,635
#*  BH Co., Ltd.........................................    29,776      130,223
*   BHI Co., Ltd........................................     9,149       21,983
#*  BI EMT Co., Ltd.....................................   147,148      183,643
#*  Binggrae Co., Ltd...................................    32,592    1,952,492

                                     2124

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Bioland, Ltd........................................  50,551 $1,194,652
*   Bixolon Co., Ltd....................................  24,728    290,071
#*  Bluecom Co., Ltd....................................  61,445    558,471
#*  Bohae Brewery Co., Ltd.............................. 314,587    519,400
*   Bookook Securities Co., Ltd.........................   7,410     97,212
#*  Boryung Medience Co., Ltd...........................  36,706    674,867
#*  Boryung Pharmaceutical Co., Ltd.....................  28,065  1,521,135
*   Bubang Co., Ltd.....................................  11,846     40,378
*   BUGS Corp...........................................  42,091    361,408
#   Bukwang Pharmaceutical Co., Ltd..................... 106,287  2,870,820
#*  BYC Co., Ltd........................................     746    316,772
#*  Byucksan Corp....................................... 209,703  1,468,279
#*  CammSys Corp........................................ 204,308    639,081
#*  Capro Corp.......................................... 170,535    359,842
#   Cell Biotech Co., Ltd...............................  14,241    816,028
#*  Celltrion Pharm, Inc................................  73,506  1,047,392
#*  Chabiotech Co., Ltd................................. 194,677  2,493,548
#*  Chadiostech Co., Ltd................................  57,057    282,602
#*  Charm Engineering Co., Ltd..........................  42,800      9,572
#*  Chemtronics Co., Ltd................................  56,211    296,764
#*  Chin Hung International, Inc........................ 106,852    204,122
#*  China Great Star International, Ltd................. 370,481    630,325
#*  China Ocean Resources Co., Ltd...................... 621,836  1,585,353
#   Chinyang Holdings Corp..............................  61,881    164,284
*   Choa Pharmaceutical Co..............................  53,419    219,010
*   Chokwang Leather Co., Ltd...........................     607     16,778
#*  Chokwang Paint, Ltd.................................  44,110    479,713
#*  Chong Kun Dang Pharmaceutical Corp..................  35,758  4,346,178
#*  Chongkundang Holdings Corp..........................  16,591  1,617,359
#*  Choong Ang Vaccine Laboratory.......................  26,676    361,929
*   Chosun Refractories Co., Ltd........................   5,483    370,237
#   Chungdahm Learning, Inc.............................  15,629    171,009
#*  CJ CGV Co., Ltd.....................................   7,807    885,261
#*  CJ Freshway Corp....................................  26,529  1,754,169
*   CJ O Shopping Co., Ltd..............................  18,443  2,772,624
#*  CJ Seafood Corp..................................... 104,541    326,680
#*  CKD Bio Corp........................................  30,604    673,043
#*  Com2uSCorp..........................................  49,489  5,646,942
#*  Cosmax BTI, Inc.....................................  90,252  5,573,291
*   CosmoAM&T Co., Ltd..................................  42,690     87,786
#*  Cosmochemical Co., Ltd..............................  28,914    121,629
#*  COSON Co., Ltd......................................  65,290  1,201,030
    Credu Corp..........................................  13,705    515,482
#*  Crown Confectionery Co., Ltd........................   4,029  1,989,182
#*  CTC BIO, Inc........................................  19,238    283,953
#*  CUROCOM Co., Ltd.................................... 167,453    252,142
#*  D.I Corp............................................ 145,220    716,314
#*  Dae Dong Industrial Co., Ltd........................  60,958    458,958
*   Dae Han Flour Mills Co., Ltd........................   5,943    911,864
#   Dae Hwa Pharmaceutical Co., Ltd.....................  22,883    770,111
#*  Dae Hyun Co., Ltd................................... 184,373    507,543
#*  Dae Won Chemical Co., Ltd........................... 155,987    395,322
#*  Dae Won Kang Up Co., Ltd............................ 119,782    462,016

                                     2125

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Dae Young Packaging Co., Ltd........................ 526,420 $  458,524
#*  Dae-Il Corp.........................................  81,189    559,205
#*  Daea TI Co., Ltd.................................... 367,219    424,310
#*  Daechang Co., Ltd................................... 299,027    237,888
*   Daechang Forging Co., Ltd...........................   1,367     47,576
#*  Daeduck Electronics Co.............................. 222,689  1,470,541
#*  Daeduck GDS Co., Ltd................................ 112,119    898,314
#   Daegu Department Store..............................  27,282    338,211
#*  Daehan New Pharm Co., Ltd...........................  27,478    378,739
*   Daehan Steel Co., Ltd...............................  89,447    585,333
*   Daeho International Corp............................     543         --
    Daekyo Co., Ltd.....................................  92,394    704,864
#*  Daekyung Machinery & Engineering Co., Ltd........... 149,985    135,427
*   Daeryuk Can Co., Ltd................................  17,362     98,055
#*  Daesang Corp........................................ 129,253  4,117,872
#*  Daesang Holdings Co., Ltd...........................  75,401  1,087,884
*   Daesung Energy Co., Ltd.............................  20,282    102,788
#*  Daesung Holdings Co., Ltd...........................  26,734    209,570
#*  Daewon Cable Co., Ltd............................... 323,526    579,464
#*  Daewon Pharmaceutical Co., Ltd......................  61,150    963,949
*   Daewon San Up Co., Ltd..............................  49,261    251,307
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd... 624,548  2,213,794
*   Daewoong Co., Ltd...................................  11,511    619,738
#*  Daewoong Pharmaceutical Co., Ltd....................  27,671  1,989,083
*   Dahaam E-Tec Co., Ltd...............................   2,100      5,912
#*  Daihan Pharmaceutical Co., Ltd......................  18,311    375,754
*   Daishin Securities Co., Ltd......................... 236,550  2,395,628
#*  Danal Co., Ltd...................................... 100,261    682,465
#*  Daou Data Corp......................................  57,148    619,587
#*  Daou Technology, Inc................................ 167,950  2,889,631
#*  Dasan Networks, Inc................................. 115,433    653,070
#*  Dawonsys Co., Ltd...................................  55,719  1,319,469
#   Dayou Automotive Seat Technology Co., Ltd........... 350,667    587,157
#*  DCM Corp............................................  17,593    141,442
#*  Deutsch Motors, Inc.................................  48,994    144,974
*   DGB Financial Group, Inc............................ 375,418  2,808,422
#   DHP Korea Co., Ltd..................................  51,679    482,231
*   Digital Chosun Co., Ltd............................. 180,541    772,123
#*  Digital Power Communications Co., Ltd............... 171,736    600,936
#*  DIO Corp............................................  56,699  1,716,292
*   Diotek Co., Ltd.....................................  69,724    198,361
*   Display Tech Co., Ltd...............................  10,192     35,396
*   DK UIL Co., Ltd.....................................   7,229     66,712
#*  DNF Co., Ltd........................................  39,244    399,291
#*  Dong Ah Tire & Rubber Co., Ltd......................  35,809    685,692
#*  Dong-A Socio Holdings Co., Ltd......................  14,293  2,568,475
*   Dong-A ST Co., Ltd..................................  15,296  2,051,419
#*  Dong-Ah Geological Engineering Co., Ltd.............  30,200    190,038
*   Dong-Il Corp........................................   4,730    237,947
#*  Dongaone Co., Ltd................................... 111,180    305,652
#*  Dongbang Transport Logistics Co., Ltd...............  47,053     84,460
#*  Dongbu HiTek Co., Ltd............................... 166,849  1,937,322
*   Dongbu Securities Co., Ltd.......................... 195,500    574,713

                                     2126

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Dongbu Steel Co., Ltd...............................  37,730 $  126,078
*   Dongil Industries Co., Ltd..........................   1,553     70,334
#*  Dongjin Semichem Co., Ltd........................... 209,922    803,609
*   Dongkook Industrial Co., Ltd........................  52,105    104,529
#*  DongKook Pharmaceutical Co., Ltd....................  31,782  1,732,130
*   Dongkuk Industries Co., Ltd......................... 123,497    357,701
#*  Dongkuk Steel Mill Co., Ltd......................... 388,492  1,671,870
#*  Dongkuk Structures & Construction Co., Ltd.......... 178,195    692,169
#*  Dongsung Chemical Co., Ltd..........................  14,120    347,437
#*  DONGSUNG Corp....................................... 169,438    949,812
#*  Dongsung Pharmaceutical Co., Ltd....................  95,567    469,059
#*  Dongwha Enterprise Co., Ltd.........................   5,538    154,077
#*  Dongwha Pharm Co., Ltd.............................. 139,364  1,066,607
*   Dongwon F&B Co., Ltd................................   6,814  2,182,184
#*  Dongwon Industries Co., Ltd.........................   7,067  1,552,269
#*  Dongwon Systems Corp................................   5,002    337,845
#*  Dongwoo Co., Ltd....................................  58,857    201,464
*   Dongyang E&P, Inc...................................  30,131    316,260
#*  Doosan Engine Co., Ltd.............................. 180,632    388,160
#*  Doosan Engineering & Construction Co., Ltd..........  20,852     76,429
#*  Doosan Infracore Co., Ltd........................... 758,662  2,682,912
#*  Dragonfly GF Co., Ltd...............................  32,354    130,927
    DRB Holding Co., Ltd................................  61,263    625,330
#*  Duk San Neolux Co., Ltd.............................  24,103    563,008
#*  Duksan Hi-Metal Co., Ltd............................ 101,591    780,097
#   DuzonBIzon Co., Ltd................................. 124,375  2,266,578
*   DY Corp............................................. 174,070    834,782
#   e Tec E&C, Ltd......................................   6,154    497,719
#*  e-LITECOM Co., Ltd..................................  48,416    580,152
#*  e-Starco Co., Ltd................................... 153,747    168,400
*   E1 Corp.............................................  16,599    768,865
#*  Eagon Industrial, Ltd...............................  39,830    347,075
#*  Easy Bio, Inc....................................... 236,646  1,152,804
#*  Ecopro Co., Ltd.....................................  84,885    795,989
#*  EG Corp.............................................  25,399    225,565
#*  Ehwa Technologies Information Co., Ltd.............. 757,196    303,788
#*  ELK Corp............................................  65,257    147,671
*   EM-Tech Co., Ltd....................................  36,196    265,277
#*  EMKOREA Co., Ltd....................................  51,220    183,781
#*  Enex Co., Ltd....................................... 210,799    625,239
#*  ENF Technology Co., Ltd.............................  65,074    864,736
#*  Eo Technics Co., Ltd................................  45,957  4,836,610
#*  Estechpharma Co., Ltd...............................  39,533    964,616
#*  ESTsoft Corp........................................     884      8,717
#*  Eugene Corp......................................... 277,837    946,015
#*  Eugene Investment & Securities Co., Ltd............. 570,938  1,153,008
#   Eugene Technology Co., Ltd..........................  96,466  1,133,745
#*  Eusu Holdings Co., Ltd..............................  82,998    481,629
#*  EVERDIGM Corp.......................................  63,661    461,713
#*  F&F Co., Ltd........................................  39,341    497,750
#*  Farmsco.............................................  55,246    638,226
*   FarmStory Co., Ltd..................................  41,860     43,388
#*  Fila Korea, Ltd.....................................  57,179  4,646,572

                                     2127

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Fine Technix Co., Ltd...............................  90,317 $  216,067
#*  Finetex EnE, Inc....................................  76,593    578,361
#*  Firstec Co., Ltd.................................... 164,190    745,095
*   Flexcom, Inc........................................  42,281     88,040
#*  Foosung Co., Ltd.................................... 304,639  1,087,265
#*  Fursys, Inc.........................................  14,315    422,951
#*  G-SMATT GLOBAL Co., Ltd.............................  59,620  1,252,216
*   GALAXIA SM, Inc.....................................  21,855     60,498
#*  Gamevil, Inc........................................   9,583    638,586
#*  Gaon Cable Co., Ltd.................................  21,699    336,666
#*  GeneOne Life Science, Inc...........................   4,475     61,422
#*  Genic Co., Ltd......................................  25,994    510,815
*   GIIR, Inc...........................................  22,387    170,016
*   Global & Yuasa Battery Co., Ltd.....................  38,561  1,255,191
#*  Global Display Co., Ltd.............................  62,631    182,671
#*  GNCO Co., Ltd....................................... 270,836    347,406
    Golfzon Co., Ltd....................................  15,908  1,037,852
#   GOLFZONYUWONHOLDINGS Co., Ltd....................... 104,214    704,841
#   Grand Korea Leisure Co., Ltd........................  54,023  1,039,219
#*  Green Cross Holdings Corp...........................  64,675  2,619,338
*   Green Non-Life Insurance Co., Ltd...................  22,357         --
#*  GS Global Corp......................................  28,585    115,481
*   GS Home Shopping, Inc...............................  19,484  2,656,380
#*  GS Retail Co., Ltd..................................  41,004  2,248,954
#   Gwangju Shinsegae Co., Ltd..........................   3,400    722,388
#*  Haesung Industrial Co., Ltd.........................  22,131    311,735
#*  Halla Corp.......................................... 104,606    350,584
#*  Halla Holdings Corp.................................  46,380  2,426,643
#*  Han Kuk Carbon Co., Ltd............................. 245,312  1,381,104
*   Hana Micron, Inc.................................... 120,173    507,771
#   Hana Tour Service, Inc..............................  52,163  4,281,674
#*  Hanall Biopharma Co., Ltd...........................  83,748    958,908
*   Hancom, Inc......................................... 100,956  1,891,745
#*  Handok, Inc.........................................  43,828  1,334,067
#*  Handsome Co., Ltd...................................  85,322  2,905,687
*   Hanil Cement Co., Ltd...............................  20,523  1,690,431
#*  Hanjin Heavy Industries & Construction Co., Ltd..... 437,963  1,190,248
#*  Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................  83,425    309,846
#*  Hanjin Kal Corp..................................... 230,247  3,030,611
#*  Hanjin P&C Co., Ltd.................................  78,846    156,806
#*  Hanjin Shipping Co., Ltd............................ 571,935  1,445,381
*   Hanjin Transportation Co., Ltd......................  57,455  2,501,742
    Hankook Shell Oil Co., Ltd..........................   3,685  1,489,446
*   Hankook Synthetics, Inc.............................     550         --
*   Hankuk Glass Industries, Inc........................   9,314    185,276
*   Hankuk Paper Manufacturing Co., Ltd.................  12,824    321,675
#*  Hanmi Semiconductor Co., Ltd........................  61,455    646,896
*   HanmiGlobal Co., Ltd................................  15,107    169,129
#*  Hansae Co., Ltd.....................................  70,302  3,533,276
#*  Hansae Yes24 Holdings Co., Ltd......................  60,141  1,320,734
#*  Hanshin Construction................................  34,744    521,089
*   Hanshin Machinery Co................................  26,362     55,048
#*  Hansol Chemical Co., Ltd............................  51,329  2,575,971

                                     2128

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Hansol Holdings Co., Ltd............................ 192,013 $1,188,943
#*  Hansol HomeDeco Co., Ltd............................ 428,150    549,238
*   Hansol Logistics Co., Ltd...........................  84,611    235,913
*   Hansol Paper Co., Ltd............................... 103,400  1,839,269
#*  Hansol Technics Co., Ltd............................ 112,938  2,216,153
#*  Hanwha Galleria Timeworld Co., Ltd..................  11,653    687,921
*   Hanwha General Insurance Co., Ltd................... 216,244  1,338,644
#*  Hanwha Investment & Securities Co., Ltd............. 378,784  1,107,401
#*  Hanwha Techwin Co., Ltd............................. 126,556  3,449,408
#*  Hanyang Eng Co., Ltd................................  70,412    673,654
*   Hanyang Securities Co., Ltd.........................  18,538    107,759
#*  Harim Co., Ltd...................................... 189,668    624,378
#*  Harim Holdings Co., Ltd............................. 171,501    589,798
#*  Heung-A Shipping Co., Ltd........................... 583,317    761,458
#*  Heungkuk Fire & Marine Insurance Co., Ltd...........  92,139    302,914
#*  Hite Jinro Co., Ltd................................. 175,071  4,370,640
*   Hitejinro Holdings Co., Ltd.........................  51,479    686,587
#*  HMC Investment Securities Co., Ltd.................. 115,936    915,411
#*  Homecast Co., Ltd...................................  75,987    460,524
#*  HS Industries Co., Ltd.............................. 191,902  1,150,990
*   HS R&A Co., Ltd.....................................  23,158    703,238
#*  Huchems Fine Chemical Corp.......................... 153,136  2,152,032
#*  Humax Co., Ltd...................................... 110,151  1,387,255
*   Huneed Technologies.................................   2,445     23,668
*   Huons Co., Ltd......................................  38,303  2,632,690
*   Husteel Co., Ltd....................................  14,587    177,430
#*  Huvis Corp..........................................  99,491    589,921
#*  Huvitz Co., Ltd.....................................  45,506    598,737
#*  Hwa Shin Co., Ltd................................... 114,245    531,967
*   Hwacheon Machine Tool Co., Ltd......................   4,979    216,654
*   HwaSung Industrial Co., Ltd.........................  61,184    622,306
#*  Hy-Lok Corp.........................................  48,662  1,087,629
    Hyosung ONB Co., Ltd................................  10,277    158,071
#*  HyosungITX Co., Ltd.................................  14,477    171,645
#*  Hyundai BNG Steel Co., Ltd..........................  60,652    463,135
#*  Hyundai C&F, Inc....................................  25,222    610,325
#*  Hyundai Corp........................................  36,660    754,101
#*  Hyundai Elevator Co., Ltd...........................  74,016  3,035,373
#*  Hyundai Engineering Plastics Co., Ltd............... 110,768    880,097
#*  Hyundai Greenfood Co., Ltd.......................... 119,284  2,259,570
*   Hyundai Home Shopping Network Corp..................  36,587  3,422,366
*   Hyundai Hy Communications & Networks Co., Ltd....... 180,945    473,322
#*  Hyundai Livart Furniture Co., Ltd...................  67,881  2,208,717
#*  Hyundai Merchant Marine Co., Ltd....................  46,601    111,883
#*  Hyundai Mipo Dockyard Co., Ltd......................  40,354  2,472,359
#   Hyundai Pharmaceutical Co., Ltd..................... 104,147    396,305
#*  Hyundai Rotem Co., Ltd..............................  63,313    645,897
*   Hyundai Securities Co., Ltd.........................  50,697    229,451
*   Hyunjin Materials Co., Ltd.......................... 105,980    124,761
#*  HyVision System, Inc................................  73,691    556,745
#*  i-SENS, Inc.........................................  19,381    625,585
*   iA, Inc.............................................  83,536    281,148
#*  ICD Co., Ltd........................................  84,572    510,947

                                     2129

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  IHQ, Inc............................................ 248,228 $  424,350
#*  Il Dong Pharmaceutical Co., Ltd.....................  62,230  1,500,604
#*  Iljin Display Co., Ltd.............................. 115,139    458,547
#*  Iljin Electric Co., Ltd............................. 127,969    489,060
#*  Iljin Holdings Co., Ltd............................. 150,141  1,469,992
#*  Iljin Materials Co., Ltd............................  95,764    963,228
#*  Ilshin Spinning Co., Ltd............................   8,039    987,334
#*  Ilsung Pharmaceuticals Co., Ltd.....................   2,864    266,384
#*  IM Co., Ltd.........................................  61,008    194,047
#*  iMarketKorea, Inc...................................  90,333  1,666,718
#*  InBody Co., Ltd.....................................  58,689  2,679,088
#*  Infinitt Healthcare Co., Ltd........................  74,081    603,799
#*  Infopia Co., Ltd....................................  40,228    216,759
#*  Infraware, Inc...................................... 103,254    409,188
#*  InkTec Co., Ltd.....................................  38,881    194,463
#*  Innochips Technology, Inc...........................  14,702    109,806
#*  InnoWireless, Inc...................................  21,995    167,815
#*  Innox Corp..........................................  63,904    664,445
#*  Insun ENT Co., Ltd.................................. 196,856  1,022,181
    Intelligent Digital Integrated Securities Co., Ltd..  33,909    506,401
#*  Interflex Co., Ltd..................................  56,555    504,934
*   Intergis Co., Ltd...................................  11,220     26,855
#*  Interojo Co., Ltd...................................  39,961  1,473,237
*   Interpark Holdings Corp............................. 206,989  1,876,342
#   INTOPS Co., Ltd.....................................  28,619    470,207
#*  Inzi Controls Co., Ltd..............................  42,034    174,068
*   INZI Display Co., Ltd...............................  32,254     41,670
#*  Iones Co., Ltd......................................  37,090    718,500
#*  IS Dongseo Co., Ltd.................................  53,982  1,680,535
#   ISC Co., Ltd........................................  35,680    707,205
*   ISU Chemical Co., Ltd...............................  65,141    520,515
#*  IsuPetasys Co., Ltd................................. 189,204    715,714
#*  Jahwa Electronics Co., Ltd..........................  57,673    763,066
#*  JB Financial Group Co., Ltd......................... 563,208  2,433,902
*   Jcontentree Corp.................................... 394,639  1,837,116
#*  Jeil Pharmaceutical Co..............................  34,204  1,101,848
#*  Jeju Semiconductor Corp.............................  29,653    121,015
*   Jinro Distillers Co., Ltd...........................  13,228    343,140
#*  Jinsung T.E.C.......................................  43,317    192,221
*   JLS Co., Ltd........................................   8,735     47,160
#*  JoyCity Corp........................................  10,049    266,220
*   Joymax Co., Ltd.....................................  24,322    200,089
#*  Jusung Engineering Co., Ltd......................... 234,983  1,563,257
#*  JVM Co., Ltd........................................  18,510    810,118
#*  JW Holdings Corp.................................... 199,371  1,528,569
#*  JW Pharmaceutical Corp..............................  59,988  2,104,663
*   JW Shinyak Corp.....................................  16,523    123,193
*   JYP Entertainment Corp.............................. 130,166    492,894
#*  Kangnam Jevisco Co., Ltd............................  23,454    686,565
*   KAON Media Co., Ltd.................................  11,134    110,415
#*  KB Capital Co., Ltd.................................  67,575  1,073,434
#*  KB Insurance Co., Ltd............................... 262,306  6,531,046
#*  KC Cottrell Co., Ltd................................  22,715    114,515

                                     2130

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  KC Green Holdings Co., Ltd..........................  86,025 $  567,819
#*  KC Tech Co., Ltd.................................... 123,092  1,214,063
#*  KCC Engineering & Construction Co., Ltd.............  21,855    160,983
*   KCO Energy, Inc.....................................     120         --
#*  KCP Co., Ltd........................................  63,178  1,151,468
#*  KEC Corp............................................ 170,897    144,053
#*  KEPCO Engineering & Construction Co., Inc...........  68,911  1,682,822
#*  Keyang Electric Machinery Co., Ltd.................. 156,430    619,188
#*  KEYEAST Co., Ltd.................................... 317,437    905,674
#*  KG Chemical Corp....................................  57,219    680,270
*   KG Eco Technology Service Co., Ltd..................  88,924    209,321
#*  Kginicis Co., Ltd...................................  86,199  1,000,657
#*  KGMobilians Co., Ltd................................  73,591    727,698
#*  KH Vatec Co., Ltd................................... 101,591  1,645,713
#*  KISCO Corp..........................................  21,864    679,809
#*  KISCO Holdings Co., Ltd.............................   3,952    197,093
#   Kishin Corp.........................................  49,420    256,947
#*  KISWIRE, Ltd........................................  39,054  1,167,171
#*  KIWOOM Securities Co., Ltd..........................  69,571  3,217,218
#*  KleanNara Co., Ltd..................................  78,071    385,110
*   KMH Co., Ltd........................................  54,976    375,327
#*  KMW Co., Ltd........................................  53,185    354,937
#*  Kocom Co., Ltd......................................  40,139    389,242
#*  Koentec Co., Ltd.................................... 297,857    589,248
#*  Koh Young Technology, Inc...........................  63,733  1,952,463
#   Kolao Holdings...................................... 134,465  1,119,245
#*  Kolon Corp..........................................  45,278  2,818,348
#*  Kolon Global Corp...................................  22,750    268,914
#*  Kolon Industries, Inc............................... 107,359  5,337,402
#*  Kolon Life Science, Inc.............................  27,291  5,044,772
#*  Komipharm International Co., Ltd....................  11,873    408,314
#*  KONA I Co., Ltd.....................................  71,763  1,689,642
#*  Kook Soon Dang Brewery Co., Ltd.....................  77,360    480,824
*   Korea Airport Service Co., Ltd......................     934     24,784
#*  Korea Alcohol Industrial Co., Ltd...................  60,807    343,021
#   Korea Cast Iron Pipe Industries Co., Ltd............  52,711    482,787
#*  Korea Circuit Co., Ltd..............................  68,194    633,980
#*  Korea District Heating Corp.........................  17,703    881,644
    Korea Electric Terminal Co., Ltd....................  32,072  2,684,929
#*  Korea Electronic Certification Authority, Inc.......  89,824    648,325
#*  Korea Electronic Power Industrial Development Co.,
      Ltd...............................................  74,881    284,542
*   Korea Export Packaging Industrial Co., Ltd..........   5,621     88,840
*   Korea Flange Co., Ltd...............................  19,644    207,610
#*  Korea Information & Communications Co, Ltd..........  61,340    655,868
#   Korea Information Certificate Authority, Inc........  71,807    661,569
#*  Korea Kolmar Co., Ltd...............................  40,301  3,434,903
#*  Korea Kolmar Holdings Co., Ltd......................  33,913  1,677,746
#*  Korea Line Corp.....................................  77,701  1,123,619
#*  Korea Petrochemical Ind Co., Ltd....................  19,034  3,195,283
#*  Korea United Pharm, Inc.............................  58,316    961,119
*   Korean Reinsurance Co............................... 432,194  4,800,069
#   Kortek Corp.........................................  72,394    705,315
    KPF.................................................  22,153     67,109

                                     2131

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    KPX Chemical Co., Ltd...............................   8,354 $  314,444
#*  KR Motors Co., Ltd..................................  56,572     56,767
#*  KSCB Co., Ltd.......................................  33,241    166,438
    KSS LINE, Ltd.......................................   8,862    129,731
*   KT Hitel Co., Ltd...................................  84,297    621,292
#*  KT Music Corp.......................................  80,395    279,226
    KT Skylife Co., Ltd................................. 124,747  1,568,161
#*  KTB Investment & Securities Co., Ltd................ 335,383    631,725
#*  KTCS Corp...........................................  25,360     62,060
#*  Ktis Corp...........................................  87,836    307,112
    Kukdo Chemical Co., Ltd.............................  25,429  1,285,468
*   Kukdong Corp........................................   1,069     10,331
#*  Kukdong Oil & Chemicals Co., Ltd....................   6,292    188,583
#*  Kumho Electric Co., Ltd.............................  18,861    194,920
#*  Kumho Industrial Co., Ltd...........................  95,814    885,176
#*  Kumho Tire Co., Inc................................. 583,364  3,054,818
#*  Kumkang Kind Co., Ltd...............................  16,750    483,323
#*  Kwang Dong Pharmaceutical Co., Ltd.................. 197,814  2,058,949
#*  Kwang Myung Electric Engineering Co., Ltd........... 268,091    477,915
#*  Kwangju Bank........................................  63,355    394,193
#*  Kyeryong Construction Industrial Co., Ltd...........  17,512    133,434
#*  Kyobo Securities Co., Ltd........................... 134,418  1,000,319
#*  Kyung Dong Navien Co., Ltd..........................  33,704    828,311
#*  Kyung-In Synthetic Corp............................. 132,021    377,308
#*  Kyungbang, Ltd......................................   4,822    804,267
*   Kyungchang Industrial Co., Ltd......................  73,797    337,019
#*  KyungDong City Gas Co., Ltd.........................  13,289    852,425
*   Kyungdong Pharm Co., Ltd............................  40,182    628,127
#   L&F Co., Ltd........................................  64,821    427,461
#*  LB Semicon, Inc..................................... 147,884    170,159
#   LEADCORP, Inc. (The)................................  21,391    161,010
#   LEENO Industrial, Inc...............................  51,031  1,655,977
#*  LF Corp............................................. 134,717  2,923,690
#   LG Hausys, Ltd......................................  37,195  3,695,038
#*  LG International Corp............................... 206,725  5,374,220
#*  LG Life Sciences, Ltd...............................  59,924  3,511,072
#*  LMS Co., Ltd........................................  32,869    249,773
#*  Lock&Lock Co., Ltd.................................. 154,467  1,668,494
*   LOT Vacuum Co., Ltd.................................  36,386    335,474
*   Lotte Chilsung Beverage Co., Ltd....................   1,838  3,346,899
#*  Lotte Food Co., Ltd.................................   4,087  3,238,549
#*  LOTTE Himart Co., Ltd...............................  54,476  2,572,963
#*  Lotte Non-Life Insurance Co., Ltd................... 458,379  1,052,965
#*  LS Corp............................................. 114,384  3,600,065
#*  LS Industrial Systems Co., Ltd......................  93,480  3,190,832
#*  Lumens Co., Ltd..................................... 311,626  1,358,884
#*  Macrogen, Inc.......................................  42,509  1,324,085
#*  Maeil Dairy Industry Co., Ltd.......................  42,668  1,460,607
#*  Majestar Co., Ltd...................................  52,747    127,828
#*  Mando Corp..........................................  43,801  6,262,516
#*  Mcnex Co., Ltd......................................  28,043    658,882
#*  MDS Technology Co., Ltd.............................  35,416    652,176
#*  Medipost Co., Ltd...................................   3,841    304,065

                                     2132

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#*  MegaStudy Co., Ltd..................................    17,540 $  567,080
*   MegaStudyEdu Co., Ltd...............................     4,919    239,304
#*  Melfas, Inc.........................................   104,886    485,255
#*  Meritz Finance Group, Inc...........................    40,790    421,369
#*  Meritz Fire & Marine Insurance Co., Ltd.............   360,346  4,510,594
#*  Meritz Securities Co., Ltd..........................   152,253    470,784
#*  META BIOMED Co., Ltd................................   101,572    391,505
#*  Mgame Corp..........................................    91,446    404,388
*   Mi Chang Oil Industrial Co., Ltd....................     2,578    168,525
#*  Mirae Asset Securities Co., Ltd.....................    48,883    776,098
#*  Mirae Corp.......................................... 1,931,820    658,975
*   Miwon Chemicals Co., Ltd............................     1,890     69,414
*   Miwon Commercial Co., Ltd...........................       716    105,098
*   Miwon Specialty Chemical Co., Ltd...................     1,200    306,202
#*  MK Electron Co., Ltd................................   104,494    536,713
#*  MNTech Co., Ltd.....................................   110,847    458,543
#*  Modetour Network, Inc...............................    62,361  1,670,727
#*  Monalisa Co., Ltd...................................    68,050    220,372
#*  MonAmi Co., Ltd.....................................   112,097    381,437
*   Moorim P&P Co., Ltd.................................   143,600    508,866
#*  Moorim Paper Co., Ltd...............................   144,337    345,739
#*  Motonic Corp........................................    71,883    601,069
#*  Muhak Co., Ltd......................................    66,748  1,704,458
#*  Namhae Chemical Corp................................   149,878  1,179,088
#*  Namsun Aluminum Co., Ltd............................   496,334    469,450
#*  Namyang Dairy Products Co., Ltd.....................     1,792  1,136,489
#*  Nanos Co., Ltd......................................    38,381    247,776
#*  Naturalendo Tech Co., Ltd...........................    83,266  1,276,253
#*  NeoPharm Co., Ltd...................................    20,200    541,137
#*  Neowiz Games Corp...................................    84,844  1,154,400
#*  NEOWIZ HOLDINGS Corp................................    28,835    352,914
#*  NEPES Corp..........................................   104,343    488,569
#*  Nexen Corp..........................................    33,168  1,971,185
*   Nexen Tire Corp.....................................   212,408  2,042,607
#*  Nexolon Co., Ltd....................................     2,976      2,076
#*  Nexon GT Co., Ltd...................................    86,722    814,996
#*  NHN Entertainment Corp..............................   100,438  4,050,610
#*  NICE Holdings Co., Ltd..............................   100,686  1,748,447
#*  NICE Information Service Co., Ltd...................   206,717  1,677,075
#*  NK Co., Ltd.........................................   199,266  1,128,260
#*  Nong Shim Holdings Co., Ltd.........................    10,186  1,396,263
#   Nong Woo Bio Co., Ltd...............................    45,420    876,073
#   NongShim Co., Ltd...................................     4,114  1,608,291
#*  Noroo Holdings Co., Ltd.............................    13,599    266,099
#*  NOROO Paint & Coatings Co., Ltd.....................    61,681    599,718
*   NPC.................................................    62,469    389,859
#*  OCI Materials Co., Ltd..............................    35,023  3,272,340
#*  Omnisystem Co., Ltd.................................   204,466    452,243
*   Opto Device Technology Co., Ltd.....................    17,555    109,943
#*  OPTRON-TEC, Inc.....................................   103,096    528,418
#*  Orientbio, Inc......................................   706,011    910,585
#*  OSANGJAIEL Co., Ltd.................................    26,528    219,546
#*  Osstem Implant Co., Ltd.............................    60,174  4,171,947

                                     2133

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Osung LST Co., Ltd..................................  24,751 $   15,197
#*  Ottogi Corp.........................................   5,101  6,033,851
*   Pan Ocean Co., Ltd..................................  13,688     35,144
#*  Pan-Pacific Co., Ltd................................ 164,180    583,831
    Pang Rim Co., Ltd...................................  10,174    208,756
#*  PaperCorea, Inc..................................... 905,974    549,092
#   Partron Co., Ltd.................................... 238,893  2,171,462
#*  Paru Co., Ltd....................................... 110,516    515,819
#*  Pharmicell Co., Ltd.................................  85,904    336,326
*   Poongsan Corp....................................... 144,872  2,951,543
#*  Poongsan Holdings Corp..............................  26,213    842,686
#   POSCO Chemtech Co., Ltd............................. 119,219  1,186,160
    POSCO Coated & Color Steel Co., Ltd.................   2,498     38,355
#*  Posco ICT Co., Ltd.................................. 301,412  1,155,782
#   Posco M-Tech Co., Ltd...............................  83,502    166,201
#*  Posco Plantec Co., Ltd..............................  16,494     13,372
#*  Power Logics Co., Ltd............................... 153,415    453,827
#*  PSK, Inc............................................  79,935    569,360
#*  Pulmuone Co., Ltd...................................   6,862  1,120,616
#*  Pyeong Hwa Automotive Co., Ltd......................  70,608    761,527
#*  Redrover Co., Ltd...................................  95,602    718,370
*   Reyon Pharmaceutical Co., Ltd.......................  23,194    779,573
#*  RFsemi Technologies, Inc............................  30,415    189,432
#*  RFTech Co., Ltd.....................................  80,741    461,140
#*  Romanson Co., Ltd...................................  53,470    462,939
#*  S&C Engine Group, Ltd............................... 305,518    439,833
#*  S&S Tech Corp.......................................  32,212    203,899
#*  S&T Corp............................................  14,935    288,220
#*  S&T Dynamics Co., Ltd............................... 160,725  1,688,030
    S&T Holdings Co., Ltd...............................  38,205    969,979
#*  S&T Motiv Co., Ltd..................................  50,410  3,565,737
#*  S-Connect Co., Ltd..................................  90,720    116,193
#*  S-Energy Co., Ltd...................................  55,605    326,195
#*  S-MAC Co., Ltd......................................  85,869    215,611
#*  Saeron Automotive Corp..............................   2,640     17,619
#*  Sajo Industries Co., Ltd............................  13,633    710,271
*   SAJOHAEPYO Corp.....................................     574      8,387
#   Sam Chun Dang Pharm Co., Ltd........................  52,381    401,760
*   Sam Young Electronics Co., Ltd......................  67,874    634,063
#*  Sam Yung Trading Co., Ltd...........................  64,634  1,203,440
#*  Samchully Co., Ltd..................................  15,849  1,225,137
#*  Samchuly Bicycle Co., Ltd...........................  43,473    722,353
#*  Samho Development Co., Ltd..........................  64,551    183,766
#*  Samho International Co., Ltd........................  38,669    508,056
#*  SAMHWA Paints Industrial Co., Ltd...................  57,633    559,724
#*  Samick Musical Instruments Co., Ltd................. 382,196    981,925
#   Samick THK Co., Ltd.................................  54,931    411,941
*   Samjin LND Co., Ltd.................................  43,504    112,051
#*  Samjin Pharmaceutical Co., Ltd......................  59,596  1,350,426
#   Samkwang Glass......................................  20,201  1,457,319
#*  Samlip General Foods Co., Ltd.......................   2,324    625,854
*   Sammok S-Form Co., Ltd..............................  17,370    319,103
#*  Samsung Engineering Co., Ltd........................ 174,046  1,850,728

                                     2134

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    Samsung Fine Chemicals Co., Ltd..................... 123,140 $3,897,494
#*  SAMT Co., Ltd....................................... 248,932    380,923
#*  Samwha Capacitor Co., Ltd...........................  26,688    262,050
*   Samyang Corp........................................   3,682    351,787
#*  Samyang Foods Co., Ltd..............................  18,333    378,401
#*  Samyang Holdings Corp...............................  22,926  3,403,521
#*  Samyang Tongsang Co., Ltd...........................   9,180    336,657
#*  Samyoung Chemical Co., Ltd.......................... 136,867    203,102
#*  Sangbo Corp......................................... 109,135    296,590
    Sangsin Brake.......................................   6,689     36,647
#*  Sansung Life & Science Co., Ltd.....................  61,653  1,469,783
#*  Sapphire Technology Co., Ltd........................  42,273    239,593
#   Satrec Initiative Co., Ltd..........................   6,676    144,185
#*  SAVEZONE I&C CORP...................................  62,674    274,281
#*  SBI Investment Korea Co., Ltd....................... 206,964     90,437
*   SBS Contents Hub Co., Ltd...........................  39,011    435,766
#*  SBS Media Holdings Co., Ltd......................... 277,535    820,181
#*  SBW................................................. 342,769    531,748
#*  Seah Besteel Corp...................................  87,900  1,862,664
*   SeAH Holdings Corp..................................   4,811    566,478
*   SeAH Steel Corp.....................................  18,832    793,901
#*  Sebang Co., Ltd.....................................  65,269    828,916
#*  Seegene, Inc........................................  58,471  1,892,137
#*  Sejong Industrial Co., Ltd..........................  70,108    559,257
#*  Sekonix Co., Ltd....................................  37,545    494,753
#*  Sempio Foods Co.....................................  13,836    568,006
#*  Seobu T&D...........................................  73,518  1,237,646
#*  Seohan Co., Ltd..................................... 516,097    729,693
*   Seohee Construction Co., Ltd........................ 889,273    743,760
#*  Seoul Semiconductor Co., Ltd........................ 222,901  2,915,309
#*  SEOWONINTECH Co., Ltd...............................  58,761    510,457
#*  Seoyon Co., Ltd..................................... 118,432  1,160,292
#*  Sewon Cellontech Co., Ltd........................... 177,145    542,468
    Sewon Precision Industry Co., Ltd...................  21,670    362,649
#*  SEWOONMEDICAL Co., Ltd.............................. 109,964    458,223
#*  SFA Engineering Corp................................  58,145  2,585,197
#*  SG Corp............................................. 865,420    844,493
#*  SH Energy & Chemical Co., Ltd....................... 527,381    586,009
#*  Shin Poong Pharmaceutical Co., Ltd.................. 178,552    773,555
*   Shin-heung Machine Co., Ltd.........................  24,244    128,179
#*  Shinil Industrial Co., Ltd.......................... 301,022    284,448
#   Shinsegae Engineering & Construction Co., Ltd.......  14,517    532,718
#   Shinsegae Information & Communication Co., Ltd......   6,991    609,846
#   Shinsegae International, Inc........................  14,823  1,130,693
#*  Shinsung Solar Energy Co., Ltd...................... 237,348    360,799
#*  Shinsung Tongsang Co., Ltd.......................... 705,326    785,381
#*  Shinwha Intertek Corp............................... 128,714    216,092
#*  Shinwon Corp........................................ 173,143    254,974
#   Shinyoung Securities Co., Ltd.......................  14,789    612,451
#*  SHOWBOX Corp........................................ 154,537  1,107,809
#*  Signetics Corp...................................... 303,154    401,152
#*  SIGONG TECH Co., Ltd................................  78,318    408,122
#*  Silicon Works Co., Ltd..............................  70,469  1,657,460

                                     2135

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#*  Silla Co., Ltd......................................    38,828 $  475,494
#*  SIMMTECH HOLDINGS Co., Ltd..........................   272,150    501,583
#*  SIMPAC, Inc.........................................    82,220    370,780
*   Sindoh Co., Ltd.....................................     4,250    175,993
#*  Sinjin SM Co., Ltd..................................    13,589    153,979
#*  SJM Co., Ltd........................................    34,349    170,581
#*  SK Chemicals Co., Ltd...............................    99,535  6,709,349
#*  SK Communications Co., Ltd..........................   103,928    310,813
#*  SK Gas, Ltd.........................................    25,659  1,559,808
#*  SK Networks Co., Ltd................................   184,701    845,408
#*  SK Securities Co., Ltd.............................. 2,110,694  1,879,554
#*  SKC Co., Ltd........................................   144,875  3,773,147
#*  SKC Solmics Co., Ltd................................    43,587     63,721
*   SL Corp.............................................    93,069  1,366,776
#*  SM Culture & Contents Co., Ltd......................     6,932     15,363
#*  SM Entertainment Co.................................    93,334  3,394,410
#*  Solborn, Inc........................................    94,578    447,323
#*  Solid, Inc..........................................   110,705    588,908
#*  Songwon Industrial Co., Ltd.........................   100,166  1,257,517
#*  Sonokong Co., Ltd...................................    27,411    106,740
#*  Soosan Heavy Industries Co., Ltd....................    61,925    120,728
#*  Soulbrain Co., Ltd..................................    57,380  1,823,305
    Spigen Korea Co., Ltd...............................     4,536    180,117
#*  Ssangyong Cement Industrial Co., Ltd................   118,503  1,688,439
#*  STS Semiconductor & Telecommunications..............   300,260    571,078
#*  STX Corp............................................    14,209     36,011
*   STX Engine Co., Ltd.................................     7,879     34,778
#   Suheung Co., Ltd....................................    36,385  1,140,796
*   Sun Kwang Co., Ltd..................................     3,275     49,909
#*  Sunchang Corp.......................................    51,139    505,508
#*  Sung Kwang Bend Co., Ltd............................   109,995    811,739
#*  Sungchang Enterprise Holdings, Ltd..................    42,241  1,413,383
#*  Sungshin Cement Co., Ltd............................   104,814    715,099
#*  Sungwoo Hitech Co., Ltd.............................   222,183  1,537,730
#*  Sunjin Co., Ltd.....................................    25,877    608,765
#*  Suprema HQ, Inc.....................................    70,515    958,708
#*  Synopex, Inc........................................   386,550    501,648
*   Tae Kyung Industrial Co., Ltd.......................    39,841    171,581
*   Taekwang Industrial Co., Ltd........................     2,143  1,778,286
#*  Taewoong Co., Ltd...................................    64,859    744,327
*   Taeyoung Engineering & Construction Co., Ltd........   242,962    977,616
#*  Taihan Electric Wire Co., Ltd.......................    37,983     98,371
*   Taihan Textile Co., Ltd.............................       844     38,811
#*  Tailim Packaging Industrial Co., Ltd................   195,880    483,225
*   TCC Steel...........................................     8,515     14,541
#*  TechWing, Inc.......................................    57,171    417,653
#*  Tera Semicon Co., Ltd...............................    45,083    985,177
#   TES Co., Ltd........................................    43,780    519,278
#*  Texcell-NetCom Co., Ltd.............................   307,370    486,386
#*  Theragen Etex Co., Ltd..............................    31,067    179,398
#*  Thinkware Systems Corp..............................    21,643    234,233
#*  TK Chemical Corp....................................   283,667    549,823
#   TK Corp.............................................    94,729    670,484

                                     2136

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
*   TLI, Inc............................................     7,937 $   48,942
#*  Tokai Carbon Korea Co., Ltd.........................    16,015    365,340
#*  Tong Yang Moolsan Co., Ltd..........................    22,590    214,119
*   Tongyang Life Insurance Co, Ltd.....................   257,881  2,203,912
*   Top Engineering Co., Ltd............................    13,860     63,863
#*  Toptec Co., Ltd.....................................    36,271    820,983
#   Tovis Co., Ltd......................................    93,175    595,311
#*  Trais Co., Ltd......................................    24,456     59,623
#*  TS Corp.............................................    28,650    543,205
*   UBCare Co., Ltd.....................................   114,049    391,838
#*  Ubiquoss, Inc.......................................    79,861    793,232
#*  Ubivelox, Inc.......................................    25,329    265,469
#*  Uju Electronics Co., Ltd............................    42,498    570,284
#*  Unid Co., Ltd.......................................    35,003  1,233,800
*   Union Semiconductor Equipment & Materials Co., Ltd..    33,582    362,090
#*  Uniquest Corp.......................................    16,238     44,981
#*  Unison Co., Ltd.....................................    89,783    110,085
#*  Value Added Technologies Co., Ltd...................    41,298  1,669,008
#*  Very Good Leisure Co., Ltd..........................    25,853    214,099
#*  Vieworks Co., Ltd...................................    39,832  1,668,679
#*  Visang Education, Inc...............................    38,704    258,850
    Vitzrocell Co., Ltd.................................    20,253    185,429
#*  Webzen, Inc.........................................    56,736  1,089,186
#*  WeMade Entertainment Co., Ltd.......................    37,584  1,256,196
#*  Whanin Pharmaceutical Co., Ltd......................    63,497  1,083,119
#   WillBes & Co. (The).................................   319,383    576,819
#*  Winix, Inc..........................................    44,681    442,552
#*  Wins Co., Ltd.......................................    48,806    380,763
#   WiSoL Co., Ltd......................................   101,697  1,229,730
#*  WIZIT Co., Ltd......................................   332,931    402,624
#*  WONIK CUBE Corp.....................................    13,011     30,390
#*  Wonik IPS Co., Ltd..................................   320,309  2,852,401
#*  Wonik Materials Co., Ltd............................    23,196  1,256,028
*   Wonik QnC Corp......................................    24,883    347,853
*   Woojeon & Handan Co., Ltd...........................    64,705     56,269
*   Woojin, Inc.........................................     2,070     13,270
#*  Woongjin Co., Ltd...................................   292,655    736,348
#*  Woongjin Energy Co., Ltd............................   324,645    445,426
#*  Woongjin Thinkbig Co., Ltd..........................   125,097  1,254,290
#*  Wooree ETI Co., Ltd.................................   181,071    434,805
#*  Woori Investment Bank Co., Ltd...................... 2,972,546  1,283,509
*   WooSung Feed Co., Ltd...............................    56,399    161,647
#*  Y G-1 Co., Ltd......................................    89,329    780,733
#*  YeaRimDang Publishing Co., Ltd......................    27,221     93,275
*   YES24 Co., Ltd......................................    33,610    260,881
*   YESCO Co., Ltd......................................    14,677    433,667
#*  YG Entertainment, Inc...............................    46,549  1,709,105
#*  Yoosung Enterprise Co., Ltd.........................   142,242    433,856
#*  Youlchon Chemical Co., Ltd..........................    68,404    650,647
*   Young Heung Iron & Steel Co., Ltd...................   287,784    561,424
#*  Young Poong Corp....................................     1,623  1,293,281
*   Young Poong Mining & Construction Corp..............     1,580         --
#*  Young Poong Precision Corp..........................    79,593    541,164

                                     2137

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   Youngone Holdings Co., Ltd..........................    32,653 $  1,888,020
#*  Yuanta Securities Korea Co., Ltd....................   337,327      887,181
*   YuHwa Securities Co., Ltd...........................    13,060      161,940
#*  Yungjin Pharmaceutical Co., Ltd.....................   518,217    1,112,436
*   ZeroOne Interactive Co., Ltd........................     3,200           --
                                                                   ------------
TOTAL SOUTH KOREA.......................................            673,105,001
                                                                   ------------
TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd.......................... 1,519,879    1,610,979
    Ability Enterprise Co., Ltd......................... 1,818,293    1,077,066
#   AcBel Polytech, Inc................................. 3,000,599    2,169,695
#   Accton Technology Corp.............................. 3,653,763    3,752,297
#   ACES Electronic Co., Ltd............................   605,000      541,449
    ACHEM TECHNOLOGY Corp............................... 1,673,860      537,642
*   Acme Electronics Corp...............................   529,000      233,567
#   Acter Co., Ltd......................................   211,000      501,590
*   Action Electronics Co., Ltd.........................   720,635       80,288
#   Actron Technology Corp..............................   434,150    1,543,349
    Addcn Technology Co., Ltd...........................    38,800      297,138
#   Adlink Technology, Inc..............................   810,031    1,691,890
#   Advanced Ceramic X Corp.............................   265,000    1,543,480
#*  Advanced Connectek, Inc............................. 1,202,000      233,870
    Advanced International Multitech Co., Ltd...........   501,000      275,510
#   Advanced Wireless Semiconductor Co..................   885,000    2,133,070
#   Advancetek Enterprise Co., Ltd......................   888,917      445,648
#*  AGV Products Corp................................... 3,484,801      843,713
*   AimCore Technology Co., Ltd.........................   334,589      184,073
    Airtac International Group..........................   112,000      533,714
    Alcor Micro Corp....................................   312,000      180,170
    ALI Corp............................................ 2,271,000    1,640,727
    Allis Electric Co., Ltd.............................    54,000       13,006
#   Alltek Technology Corp..............................   579,186      442,302
    Alltop Technology Co., Ltd..........................   250,000      210,829
    Alpha Networks, Inc................................. 2,014,386      956,468
#   Altek Corp.......................................... 1,805,945    1,409,681
#   Ambassador Hotel (The).............................. 1,612,000    1,288,710
    AMPOC Far-East Co., Ltd.............................   320,444      203,695
#   AmTRAN Technology Co., Ltd.......................... 3,398,951    1,569,989
    Anpec Electronics Corp..............................   336,590      202,053
#   Apacer Technology, Inc.............................. 1,001,576      487,569
    APCB, Inc...........................................   732,000      262,387
#   Apex Biotechnology Corp.............................   654,483      832,140
#   Apex International Co., Ltd.........................   753,293      808,293
#   Apex Medical Corp...................................   462,500      522,778
#   Apex Science & Engineering.......................... 1,046,132      293,304
#   Arcadyan Technology Corp............................   921,718    1,046,111
    Ardentec Corp....................................... 2,744,820    1,790,959
#*  Arima Communications Corp........................... 1,189,719      241,361
#*  Asia Optical Co., Inc............................... 1,615,000    1,510,113
#   Asia Plastic Recycling Holding, Ltd.................   972,842      504,788
    Asia Polymer Corp................................... 1,826,458      991,203
    Asia Vital Components Co., Ltd...................... 2,146,058    1,815,391
#   ASMedia Technology, Inc.............................   153,000      963,290

                                     2138

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   ASPEED Technology, Inc..............................     91,599 $  924,056
#   ASROCK, Inc.........................................    141,000    166,049
    Aten International Co., Ltd.........................    604,479  1,239,083
    Audix Corp..........................................    626,600    605,739
#   Aurora Corp.........................................    688,499  1,092,982
    AV Tech Corp........................................    100,000     75,535
#   Avermedia Technologies..............................    767,446    230,910
#*  Avision, Inc........................................    437,000     95,738
#   AVY Precision Technology, Inc.......................    327,670    465,267
#   Awea Mechantronic Co., Ltd..........................    260,200    242,600
    Bank of Kaohsiung Co., Ltd..........................  2,659,771    690,623
    Basso Industry Corp.................................    586,900  1,144,613
#   BenQ Materials Corp.................................  1,172,000    669,197
    BES Engineering Corp................................ 10,018,750  1,864,554
    Bionet Corp.........................................    132,000    129,080
    Bionime Corp........................................     59,000     92,647
#*  Biostar Microtech International Corp................  1,025,975    216,711
#   Bioteque Corp.......................................    360,308  1,550,015
#   Bizlink Holding, Inc................................    517,529  2,505,240
#   Boardtek Electronics Corp...........................    783,000    646,801
    Bright Led Electronics Corp.........................    525,520    146,042
#   C Sun Manufacturing, Ltd............................    722,221    259,561
*   Cameo Communications, Inc...........................    393,818     62,736
    Capital Securities Corp............................. 13,084,142  3,424,959
#   Career Technology MFG. Co., Ltd.....................  2,145,000  1,406,102
*   Carnival Industrial Corp............................  1,419,000    214,093
    Cathay Chemical Works...............................     30,000     14,085
    Cathay Real Estate Development Co., Ltd.............  5,071,000  1,972,898
#   Celxpert Energy Corp................................     44,000     22,595
#   Central Reinsurance Co., Ltd........................    919,410    402,475
#   ChainQui Construction Development Co., Ltd..........    379,083    246,101
    Chaintech Technology Corp...........................    103,230     66,136
#*  Champion Building Materials Co., Ltd................  2,163,851    434,331
#   Champion Microelectronic Corp.......................    175,965    216,510
#   Chang Wah Electromaterials, Inc.....................    267,673    638,334
#   Channel Well Technology Co., Ltd....................    859,000    555,014
#   Charoen Pokphand Enterprise.........................  1,282,985    853,686
#   Chaun-Choung Technology Corp........................    456,000  2,020,943
    CHC Healthcare Group................................     24,000     40,523
#   CHC Resources Corp..................................    398,348    710,062
#   Chen Full International Co., Ltd....................    610,000    791,604
#   Chenbro Micom Co., Ltd..............................    357,000    421,727
    Cheng Loong Corp....................................  5,762,383  1,887,195
#   Cheng Uei Precision Industry Co., Ltd...............  3,050,331  3,908,583
#*  Chenming Mold Industry Corp.........................    470,437    237,420
#   Chia Chang Co., Ltd.................................    897,000    581,925
#   Chia Hsin Cement Corp...............................  1,788,121    484,451
    Chicony Power Technology Co., Ltd...................     42,000     47,010
    Chien Kuo Construction Co., Ltd.....................  1,568,312    400,381
#   Chilisin Electronics Corp...........................    559,315  1,084,062
#   Chime Ball Technology Co., Ltd......................    114,000    188,541
#   Chimei Materials Technology Corp....................  2,077,900  1,195,650
#   Chin-Poon Industrial Co., Ltd.......................  2,573,207  4,071,098

                                     2139

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    China Bills Finance Corp............................    802,000 $  275,237
#   China Chemical & Pharmaceutical Co., Ltd............  1,874,000  1,079,936
#   China Ecotek Corp...................................    200,000    324,668
#*  China Electric Manufacturing Corp...................  1,352,900    294,991
    China General Plastics Corp.........................  2,379,105  1,001,937
    China Glaze Co., Ltd................................    576,139    172,877
#*  China Man-Made Fiber Corp...........................  2,289,879    563,000
    China Metal Products................................  1,919,603  1,457,622
    China Motor Corp....................................    299,609    190,299
#*  China Petrochemical Development Corp................ 16,258,000  3,897,852
#   China Steel Chemical Corp...........................    503,554  1,632,722
#   China Steel Structure Co., Ltd......................    585,000    333,700
    China Synthetic Rubber Corp.........................  3,209,573  2,218,638
*   China United Trust & Investment Corp................    164,804         --
    China Wire & Cable Co., Ltd.........................    568,800    207,653
    Chinese Maritime Transport, Ltd.....................    722,850    441,140
    ChipMOS TECHNOLOGIES, Inc...........................     35,000     33,153
#   Chlitina Holding, Ltd...............................    165,000  1,626,505
#   Chong Hong Construction Co., Ltd....................  1,012,666  1,303,497
*   Chou Chin Industrial Co., Ltd.......................        825         --
#   Chroma ATE, Inc.....................................  1,847,821  3,668,819
#   Chun YU Works & Co., Ltd............................  1,382,000    575,405
#   Chun Yuan Steel.....................................  2,283,529    606,590
*   Chung Hung Steel Corp...............................  5,920,979    916,346
#   Chung Hwa Pulp Corp.................................  2,943,405    810,393
    Chung-Hsin Electric & Machinery Manufacturing Corp..  2,618,375  1,336,975
    Chunghwa Chemical Synthesis & Biotech Co., Ltd......    165,000    203,891
#*  Chunghwa Picture Tubes, Ltd......................... 14,410,000    321,372
    Chyang Sheng Dyeing & Finishing Co., Ltd............    297,000    143,963
#   Cleanaway Co., Ltd..................................    502,000  2,498,734
    Clevo Co............................................  3,054,200  2,900,954
*   CMC Magnetics Corp.................................. 15,197,566  1,489,285
#*  CoAsia Microelectronics Corp........................    703,500    404,209
    Coland Holdings, Ltd................................    211,000    331,527
#   Collins Co., Ltd....................................    562,431    189,693
    Compeq Manufacturing Co., Ltd.......................  6,824,000  3,928,871
#*  Concord Securities Co., Ltd.........................  3,059,000    639,466
#*  Continental Holdings Corp...........................  3,343,320    963,634
#   Coretronic Corp.....................................  3,985,750  3,132,377
    Cowealth Medical Holding Co., Ltd...................     50,000     79,456
#   Coxon Precise Industrial Co., Ltd...................    820,000  1,112,023
#   Creative Sensor, Inc................................    134,000     86,140
#   Crystalwise Technology, Inc.........................    764,302    240,594
#   CSBC Corp. Taiwan...................................  3,097,610  1,385,703
    CTCI Corp...........................................     62,000     68,722
#   Cub Elecparts, Inc..................................    215,750  2,480,575
#   CviLux Corp.........................................    517,039    349,322
    Cyberlink Corp......................................    498,697  1,022,640
#   CyberPower Systems, Inc.............................    264,000    923,961
    CyberTAN Technology, Inc............................  1,387,779    890,029
#*  D-Link Corp.........................................  5,120,668  1,599,409
#   DA CIN Construction Co., Ltd........................  1,040,711    450,216

                                     2140

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Da-Li Development Co., Ltd..........................  1,012,592 $  584,409
    Dafeng TV, Ltd......................................    413,540    623,434
#*  Danen Technology Corp...............................  2,682,000    780,738
#   Darfon Electronics Corp.............................  1,833,550    955,788
    Darwin Precisions Corp..............................  2,422,635    621,306
#   Davicom Semiconductor, Inc..........................     52,888     38,578
#   De Licacy Industrial Co., Ltd.......................    727,229    722,701
#*  Delpha Construction Co., Ltd........................    991,931    483,009
#   Depo Auto Parts Ind Co., Ltd........................    685,000  2,346,630
*   Der Pao Construction Co., Ltd.......................    476,000         --
#   DFI, Inc............................................    514,524    675,993
#   Dimerco Express Corp................................    645,000    304,228
#   Dynacolor, Inc......................................    316,000    498,274
*   Dynamic Electronics Co., Ltd........................  1,908,321    526,685
#   Dynapack International Technology Corp..............    971,000  1,351,386
#*  E Ink Holdings, Inc.................................  6,087,000  2,641,323
#   E-Lead Electronic Co., Ltd..........................    507,942    553,615
#   E-Life Mall Corp....................................    469,000    776,803
#*  E-Ton Solar Tech Co., Ltd...........................  2,396,209    817,630
*   Eastern Media International Corp....................  2,757,889    537,268
#   Edimax Technology Co., Ltd..........................  1,297,108    493,872
#   Edison Opto Corp....................................    871,000    411,026
#   Edom Technology Co., Ltd............................  1,029,062    545,177
#   eGalax_eMPIA Technology, Inc........................    333,369    512,004
#   Elan Microelectronics Corp..........................  2,597,715  3,316,602
#   Elite Advanced Laser Corp...........................    544,600  2,086,886
    Elite Material Co., Ltd.............................  1,873,350  3,257,762
#   Elite Semiconductor Memory Technology, Inc..........  1,732,200  1,448,376
    Elitegroup Computer Systems Co., Ltd................  2,281,254  1,352,454
#   eMemory Technology, Inc.............................    429,000  4,996,520
*   Emerging Display Technologies Corp..................    646,000    178,042
#   ENG Electric Co., Ltd...............................  1,116,794    586,089
#   Ennoconn Corp.......................................     18,000    192,433
#   EnTie Commercial Bank Co., Ltd......................  2,226,603    948,699
*   Entire Technology Co., Ltd..........................    573,000    451,330
*   Episil Holdings, Inc................................    647,000    154,355
#   Epistar Corp........................................  1,639,000  1,394,669
    Eslite Spectrum Corp. (The).........................     20,000    123,108
#   Eson Precision Ind. Co., Ltd........................    293,000    243,777
#   Eternal Materials Co., Ltd..........................  3,699,647  3,599,181
#   Etron Technology, Inc...............................  1,607,000    619,329
#   Everest Textile Co., Ltd............................  2,598,562  1,153,056
    Evergreen International Storage & Transport Corp....  3,658,000  1,429,407
#   Everlight Chemical Industrial Corp..................  3,209,720  1,981,609
#   Everlight Electronics Co., Ltd......................  2,958,000  4,949,509
#*  Everspring Industry Co., Ltd........................    168,000     96,879
    Excelsior Medical Co., Ltd..........................    623,217    940,624
#   Far Eastern Department Stores, Ltd..................  5,475,000  2,751,429
    Far Eastern International Bank...................... 13,503,845  3,768,853
#   Faraday Technology Corp.............................  1,470,788  1,969,826
#*  Farglory F T Z Investment Holding Co., Ltd..........    485,000    212,004
#   Farglory Land Development Co., Ltd..................  1,604,000  1,572,208
    Federal Corp........................................  3,166,489  1,421,144

                                     2141

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Feedback Technology Corp............................   235,000 $  416,952
    Feng Hsin Steel Co., Ltd............................ 2,776,100  3,115,416
    Fine Blanking & Tool Co., Ltd.......................    13,000     17,054
    First Copper Technology Co., Ltd....................   791,000    150,033
#   First Hotel.........................................   911,350    512,540
    First Insurance Co, Ltd. (The)...................... 1,157,179    379,261
#   First Steamship Co., Ltd............................ 2,597,218    675,723
#   FLEXium Interconnect, Inc........................... 1,628,270  3,923,653
#   Flytech Technology Co., Ltd.........................   709,309  2,155,188
#   FocalTech Systems Co., Ltd.......................... 1,323,048  1,128,797
    Formosa Advanced Technologies Co., Ltd.............. 1,096,000    634,202
#   Formosa International Hotels Corp...................   265,329  1,723,836
    Formosa Laboratories, Inc...........................   476,000  1,006,018
#   Formosa Oilseed Processing Co., Ltd.................   708,567    547,217
#   Formosa Optical Technology Co., Ltd.................   145,000    349,931
#   Formosan Rubber Group, Inc.......................... 3,013,000  1,541,115
    Formosan Union Chemical............................. 1,285,218    566,458
#   Fortune Electric Co., Ltd...........................   699,078    322,902
#   Founding Construction & Development Co., Ltd........ 1,084,546    549,414
    Foxlink Image Technology Co., Ltd...................   669,000    320,432
#   Froch Enterprise Co., Ltd........................... 1,216,189    333,329
    FSP Technology, Inc................................. 1,054,427    669,190
#   Fulgent Sun International Holding Co., Ltd..........   376,000    593,590
#   Fullerton Technology Co., Ltd.......................   399,600    271,533
#   Fulltech Fiber Glass Corp........................... 2,124,083    632,983
#   Fwusow Industry Co., Ltd............................   823,751    330,264
#   G Shank Enterprise Co., Ltd.........................   773,281    511,590
#*  G Tech Optoelectronics Corp......................... 1,325,000    455,086
    Gallant Precision Machining Co., Ltd................   839,000    367,567
#   Gamania Digital Entertainment Co., Ltd..............   669,000    785,977
#   Gemtek Technology Corp.............................. 2,308,219  1,343,762
#   General Plastic Industrial Co., Ltd.................   199,553    201,671
#*  Genesis Photonics, Inc.............................. 2,540,990    617,026
#*  Genius Electronic Optical Co., Ltd..................   485,427    789,217
*   Genmont Biotech, Inc................................    48,000     33,534
#   GeoVision, Inc......................................   394,986    848,392
    Getac Technology Corp............................... 2,800,360  1,700,110
#*  Giantplus Technology Co., Ltd....................... 1,585,900    926,238
    Giga Solution Tech Co., Ltd.........................   159,446     90,723
#   Gigabyte Technology Co., Ltd........................ 3,879,800  4,017,514
#   Gigasolar Materials Corp............................    71,880  1,458,177
#*  Gigastorage Corp.................................... 2,094,561  2,040,307
#*  Gintech Energy Corp................................. 3,308,297  3,212,028
#*  Global Brands Manufacture, Ltd...................... 1,991,359    398,473
    Global Lighting Technologies, Inc...................   548,000  1,073,012
    Global Mixed Mode Technology, Inc...................   519,000    906,328
#   Global Unichip Corp.................................   610,000  1,189,677
    Globalwafers Co., Ltd...............................   106,048    233,101
    Globe Union Industrial Corp......................... 1,470,914    626,555
    Gloria Material Technology Corp..................... 3,374,565  1,716,544
#   Glory Science Co., Ltd..............................   330,296    486,915
*   Glotech Industrial Corp.............................   405,000     38,162
#*  Gold Circuit Electronics, Ltd....................... 2,805,227    763,400

                                     2142

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    Goldsun Building Materials Co., Ltd.................  8,895,722 $2,052,622
#   Good Will Instrument Co., Ltd.......................    226,542    117,192
#   Gourmet Master Co., Ltd.............................    406,000  2,711,993
#   Grand Ocean Retail Group, Ltd.......................     85,000     60,020
#   Grand Pacific Petrochemical.........................  7,220,000  3,356,585
#   Grand Plastic Technology Corp.......................     81,000    568,349
#   Grape King Bio, Ltd.................................    680,000  3,730,818
    Great China Metal Industry..........................  1,001,000    832,235
#   Great Taipei Gas Co., Ltd...........................  1,640,000  1,092,690
#   Great Wall Enterprise Co., Ltd......................  3,741,774  2,253,090
#   Greatek Electronics, Inc............................  1,052,000  1,087,949
#*  Green Energy Technology, Inc........................  2,304,457  1,524,698
#   Green Seal Holding, Ltd.............................    174,000    583,417
#*  GTM Holdings Corp...................................    681,000    235,229
#   Hakers Enterprise Co., Ltd..........................    117,200    267,522
#   Hannstar Board Corp.................................  2,209,049    658,124
#*  HannStar Display Corp............................... 21,641,506  2,736,918
*   HannsTouch Solution, Inc............................  3,945,805  1,041,000
    Hanpin Electron Co., Ltd............................     79,000     64,906
#   Harvatek Corp.......................................    941,949    357,192
#   Hey Song Corp.......................................  2,013,750  2,012,485
#   Hi-Clearance, Inc...................................    185,000    543,289
#   Hiroca Holdings, Ltd................................    370,448  1,393,631
    HiTi Digital, Inc...................................  1,013,935    371,159
#   Hitron Technology, Inc..............................  1,757,213  1,126,156
    Hiyes International Co., Ltd........................      5,043      4,047
#*  Ho Tung Chemical Corp...............................  5,574,400  1,155,668
#   Hocheng Corp........................................  2,223,700    538,373
    Hold-Key Electric Wire & Cable Co., Ltd.............    205,908     48,551
#   Holiday Entertainment Co., Ltd......................    415,800    657,089
#   Holtek Semiconductor, Inc...........................  1,176,000  1,744,078
    Holy Stone Enterprise Co., Ltd......................  1,290,728  1,258,796
    Hong TAI Electric Industrial........................    979,000    238,728
#   Hong YI Fiber Industry Co...........................    341,652    229,395
#   Horizon Securities Co., Ltd.........................  2,760,000    528,428
#   Hota Industrial Manufacturing Co., Ltd..............  1,257,128  5,283,926
#   Hsin Kuang Steel Co., Ltd...........................  1,458,443    537,603
#   Hsin Yung Chien Co., Ltd............................    246,100    545,559
    Hsing TA Cement Co..................................    540,900    158,251
#   Hu Lane Associate, Inc..............................    470,866  1,938,509
*   HUA ENG Wire & Cable................................  2,359,565    464,845
#   Huaku Development Co., Ltd..........................  1,759,816  2,803,566
    Huang Hsiang Construction Corp......................    754,800    459,109
#   Hung Ching Development & Construction Co., Ltd......    730,000    332,550
    Hung Poo Real Estate Development Corp...............  1,829,185  1,123,896
    Hung Sheng Construction, Ltd........................  3,143,400  1,321,315
#   Huxen Corp..........................................    315,244    416,222
#   Hwa Fong Rubber Co., Ltd............................  1,629,010    569,633
#*  Hwacom Systems, Inc.................................    442,000    134,773
    I-Chiun Precision Industry Co., Ltd.................    846,313    237,595
#   I-Sheng Electric Wire & Cable Co., Ltd..............    664,000    672,987
#   Ibase Technology, Inc...............................    730,470  1,136,077
#   Ichia Technologies, Inc.............................  2,319,000  1,085,598

                                     2143

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Ideal Bike Corp.....................................   862,263 $  373,495
#   IEI Integration Corp................................   298,209    358,179
#   ILI Technology Corp.................................   563,383    834,737
    Infortrend Technology, Inc.......................... 1,176,163    613,512
#   Inpaq Technology Co., Ltd...........................   546,000    334,423
#   Intai Technology Corp...............................   105,000    386,384
    International Games System Co., Ltd.................    32,000    146,874
#   Iron Force Industrial Co., Ltd......................   210,393  1,102,516
#   ITE Technology, Inc.................................   890,095    731,200
    ITEQ Corp........................................... 1,673,614  1,191,381
*   J Touch Corp........................................   221,000     25,638
#   Jentech Precision Industrial Co., Ltd...............   447,868    551,291
#   Jess-Link Products Co., Ltd.........................   970,900    803,467
#   Jih Sun Financial Holdings Co., Ltd................. 8,093,472  1,656,637
#   Johnson Health Tech Co., Ltd........................   588,257    885,708
    K Laser Technology, Inc.............................   712,000    273,099
    Kang Na Hsiung Enterprise Co., Ltd..................   333,020    115,578
*   Kao Hsing Chang Iron & Steel........................   343,600     87,101
#   Kaori Heat Treatment Co., Ltd.......................   549,197    745,443
#   Kaulin Manufacturing Co., Ltd.......................   875,330    416,646
#   KD Holding Corp.....................................   136,000    648,244
#   KEE TAI Properties Co., Ltd......................... 2,564,473  1,086,289
    Kenmec Mechanical Engineering Co., Ltd.............. 1,199,000    442,962
#   Kerry TJ Logistics Co., Ltd......................... 1,696,000  1,886,202
#   Kindom Construction Corp............................ 2,544,000  1,072,552
#   King Yuan Electronics Co., Ltd...................... 8,446,979  5,629,712
#   King's Town Bank Co., Ltd........................... 3,564,701  2,255,876
    King's Town Construction Co., Ltd...................   962,074    531,697
    Kinik Co............................................   771,000  1,160,191
#*  Kinko Optical Co., Ltd..............................   964,000    434,798
#*  Kinpo Electronics................................... 9,185,157  2,737,379
    Kinsus Interconnect Technology Corp.................   268,000    563,336
#   KMC Kuei Meng International, Inc....................   273,146  1,004,623
#   KS Terminals, Inc...................................   803,482    854,941
#   Kung Long Batteries Industrial Co., Ltd.............   363,000  1,494,537
#*  Kung Sing Engineering Corp.......................... 2,004,000    654,624
#   Kuo Toong International Co., Ltd.................... 1,263,344  1,104,898
#   Kuoyang Construction Co., Ltd....................... 3,023,384    954,263
#   Kwong Fong Industries Corp.......................... 1,256,184    651,497
#   Kwong Lung Enterprise Co., Ltd......................    75,000    122,336
#   KYE Systems Corp.................................... 1,806,672    526,491
#   L&K Engineering Co., Ltd............................   623,048    350,476
#   LAN FA Textile...................................... 1,708,933    538,564
#   Lanner Electronics, Inc.............................   457,006    546,756
    Laser Tek Taiwan Co., Ltd...........................    92,504     67,267
#*  LCY Chemical Corp................................... 1,926,383  1,770,557
    Leader Electronics, Inc.............................   828,000    205,088
#   Leadtrend Technology Corp...........................   120,086    100,664
    Lealea Enterprise Co., Ltd.......................... 4,798,892  1,284,203
#   Ledlink Optics, Inc.................................   210,250    277,751
#   Ledtech Electronics Corp............................   351,000    102,444
    LEE CHI Enterprises Co., Ltd........................ 1,115,000    377,866
    Lelon Electronics Corp..............................   389,300    360,570

                                     2144

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Leofoo Development Co., Ltd.........................  1,751,000 $  540,869
*   LES Enphants Co., Ltd...............................    727,754    338,371
#   Lextar Electronics Corp.............................  2,756,500  1,317,793
#*  Li Peng Enterprise Co., Ltd.........................  4,248,897  1,013,892
#   Lian HWA Food Corp..................................    432,883    381,877
    Lien Chang Electronic Enter.........................    476,000    202,990
    Lien Hwa Industrial Corp............................  3,864,503  2,178,815
#   Lingsen Precision Industries, Ltd...................  2,690,506    664,453
    Lite-On Semiconductor Corp..........................  1,591,539  1,108,719
    Long Bon International Co., Ltd.....................  2,208,945  1,207,687
    Long Chen Paper Co., Ltd............................  3,603,709  1,082,721
#   Longwell Co.........................................  1,032,000    932,443
#   Lotes Co., Ltd......................................    444,778  1,627,446
    Lucky Cement Corp...................................  1,606,000    461,113
#   Lumax International Corp., Ltd......................    591,769    754,792
#   Lung Yen Life Service Corp..........................    437,000    755,581
#   LuxNet Corp.........................................    432,482    978,357
#   Macauto Industrial Co., Ltd.........................    186,000    996,487
    Macroblock, Inc.....................................     83,000    102,450
#*  Macronix International.............................. 27,440,481  3,246,852
*   MacroWell OMG Digital Entertainment Co., Ltd........      1,000      1,830
#   Mag Layers Scientific-Technics Co., Ltd.............    237,303    262,691
#   Marketech International Corp........................    862,000    569,549
    Masterlink Securities Corp..........................  7,456,873  1,980,585
    Mayer Steel Pipe Corp...............................    916,567    347,607
    Maywufa Co., Ltd....................................     69,322     27,850
    Meiloon Industrial Co...............................    393,809    141,219
#   Mercuries & Associates Holding, Ltd.................  2,409,991  1,395,390
#   Mercuries Life Insurance Co., Ltd...................  5,167,009  2,700,552
#   Merry Electronics Co., Ltd..........................  1,176,477  1,987,997
#   Micro-Star International Co., Ltd...................  3,682,075  4,672,204
*   Microbio Co., Ltd...................................  1,775,607  1,331,516
*   Microelectronics Technology, Inc....................    278,019    103,366
#   Microlife Corp......................................    288,600    744,164
    Mildef Crete, Inc...................................    170,000    205,085
    MIN AIK Technology Co., Ltd.........................  1,164,316  1,750,667
#   Mirle Automation Corp...............................  1,090,959  1,086,437
#   Mitac Holdings Corp.................................  1,138,000    771,712
#   Mobiletron Electronics Co., Ltd.....................    395,000    500,420
*   Mosel Vitelic, Inc..................................  2,344,014    183,751
#*  Motech Industries, Inc..............................  2,619,000  3,196,934
#   MPI Corp............................................    445,000    786,002
#   Nak Sealing Technologies Corp.......................    367,954    902,761
#   Namchow Chemical Industrial Co., Ltd................  1,129,000  2,060,500
#*  Nan Kang Rubber Tire Co., Ltd.......................  3,331,952  2,731,818
#   Nan Liu Enterprise Co., Ltd.........................    216,000    974,924
    Nan Ren Lake Leisure Amusement Co., Ltd.............    855,000    208,434
#   Nan Ya Printed Circuit Board Corp...................  1,663,000  1,645,787
#   Nantex Industry Co., Ltd............................  1,542,585  1,119,797
#   National Petroleum Co., Ltd.........................    207,824    223,612
#   Neo Solar Power Corp................................  5,398,529  3,546,916
#   Netronix, Inc.......................................    468,000    737,546
    New Asia Construction & Development Corp............    338,835     63,224

                                     2145

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   New Era Electronics Co., Ltd........................    312,000 $  212,176
#*  Newmax Technology Co., Ltd..........................    366,009    160,627
#   Nexcom International Co., Ltd.......................    677,094    568,593
    Nichidenbo Corp.....................................    927,801    606,993
    Nien Hsing Textile Co., Ltd.........................  1,601,436  1,037,189
#   Nishoku Technology, Inc.............................    143,000    176,631
#   Nuvoton Technology Corp.............................    361,000    332,562
*   O-TA Precision Industry Co., Ltd....................     42,000     23,798
#*  Ocean Plastics Co., Ltd.............................    830,200    610,889
#   OptoTech Corp.......................................  3,890,886  1,170,296
    Orient Europharma Co., Ltd..........................     35,000     54,871
#*  Orient Semiconductor Electronics, Ltd...............  4,075,000  1,360,867
#   Oriental Union Chemical Corp........................  3,219,267  1,877,923
*   P-Two Industries, Inc...............................     49,000     28,422
    Pacific Construction Co.............................  1,868,921    831,846
#   Pacific Hospital Supply Co., Ltd....................    396,000    992,677
#   Paiho Shih Holdings Corp............................    494,000    481,743
    Pan Jit International, Inc..........................  2,523,541  1,018,257
#   Pan-International Industrial Corp...................  2,962,747  1,078,799
#   Parade Technologies, Ltd............................    421,401  3,355,683
#   Paragon Technologies Co., Ltd.......................    482,246    389,346
#   PChome Online, Inc..................................    407,256  3,693,727
    Phihong Technology Co., Ltd.........................  1,483,901    513,540
#   Phoenix Tours International, Inc....................    303,450    330,043
#*  Phytohealth Corp....................................     40,000     33,381
#   Pixart Imaging, Inc.................................    593,150  1,341,715
    Plotech Co., Ltd....................................    115,000     28,635
#   Polytronics Technology Corp.........................    330,027    613,324
#   Portwell, Inc.......................................    617,000    783,765
#   Posiflex Technology, Inc............................    294,327  1,400,417
*   Potrans Electrical Corp.............................    228,000         --
#   Power Mate Technology Co., Ltd......................    255,000    444,820
#   Power Quotient International Co., Ltd...............    970,600    304,547
    Powertech Industrial Co., Ltd.......................    317,000    119,263
#   Poya International Co., Ltd.........................    310,135  2,856,066
#   President Securities Corp...........................  5,389,488  2,041,801
    Primax Electronics, Ltd.............................    268,000    309,800
*   Prime Electronics Satellitics, Inc..................    667,822    148,400
    Prince Housing & Development Corp...................  8,384,644  2,328,686
#*  Princeton Technology Corp...........................  1,099,000    215,017
*   Prodisc Technology, Inc.............................  1,707,199         --
#   Promate Electronic Co., Ltd.........................  1,060,000    954,595
#   Promise Technology, Inc.............................  1,012,286    645,925
*   Protop Technology Co., Ltd..........................    192,000         --
#   Qisda Corp.......................................... 12,154,900  3,683,426
#   Qualipoly Chemical Corp.(6422318)...................    484,000    465,902
    Qualipoly Chemical Corp.()..........................     30,714      1,750
#   Quanta Storage, Inc.................................    543,000    371,400
*   Quintain Steel Co., Ltd.............................  1,138,000    232,260
#   Radium Life Tech Co., Ltd...........................  4,858,100  1,496,017
#   Ralec Electronic Corp...............................    291,209    426,920
    Realtek Semiconductor Corp..........................    125,000    311,007
#   Rechi Precision Co., Ltd............................  1,851,181  1,348,696

                                     2146

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#*  Rexon Industrial Corp., Ltd.........................     94,392 $   28,796
#   Rich Development Co., Ltd...........................  4,372,036  1,149,370
    Richtek Technology Corp.............................    381,485  2,206,671
#*  Ritek Corp.......................................... 19,067,387  1,534,908
#   Rotam Global Agrosciences, Ltd......................    607,268    531,840
    Ruentex Engineering & Construction Co...............    226,000    261,742
#   Run Long Construction Co., Ltd......................    731,292    548,253
*   Sainfoin Technology Corp............................    131,260         --
    Sampo Corp..........................................  3,494,327  1,216,743
#   San Fang Chemical Industry Co., Ltd.................  1,206,454  1,313,018
*   San Far Property, Ltd...............................     74,000     25,719
#   San Shing Fastech Corp..............................    647,875  1,244,474
#*  Sanyang Motor Co., Ltd..............................  2,817,628  1,795,707
#   SCI Pharmtech, Inc..................................    353,395    789,620
#   Scientech Corp......................................    287,000    591,345
#   SDI Corp............................................    816,000    628,440
#   Sea Sonic Electronics Co., Ltd......................    143,000    130,553
    Senao International Co., Ltd........................    522,541    626,157
    Senao Networks, Inc.................................     46,000    329,469
#   Sercomm Corp........................................  1,593,000  3,903,077
#   Sesoda Corp.........................................  1,078,163  1,010,211
    Shan-Loong Transportation Co., Ltd..................     29,000     19,898
#   Sheng Yu Steel Co., Ltd.............................    639,980    325,174
    ShenMao Technology, Inc.............................    542,891    407,665
    Shih Her Technologies, Inc..........................    284,000    290,511
    Shih Wei Navigation Co., Ltd........................  1,537,384    526,454
#   Shihlin Electric & Engineering Corp.................  1,700,000  2,022,124
#*  Shihlin Paper Corp..................................    130,000    112,465
    Shin Hai Gas Corp...................................      1,203      1,432
    Shin Zu Shing Co., Ltd..............................  1,098,144  4,103,129
#   Shinih Enterprise Co., Ltd..........................    128,000     82,245
#*  Shining Building Business Co., Ltd..................  2,417,041    685,068
    Shinkong Insurance Co., Ltd.........................  1,313,131    880,350
#   Shinkong Synthetic Fibers Corp...................... 10,044,395  2,609,259
    Shinkong Textile Co., Ltd...........................    964,542  1,018,165
#   Shiny Chemical Industrial Co., Ltd..................    334,031    393,692
#*  Shuttle, Inc........................................  2,485,152    587,281
    Sigurd Microelectronics Corp........................  2,448,974  1,550,978
#   Silergy Corp........................................    118,000  1,501,415
#*  Silicon Integrated Systems Corp.....................  1,490,820    305,949
    Silicon Power Computer & Communications, Inc........    270,000    116,901
#   Silitech Technology Corp............................    836,774    446,656
#   Sinbon Electronics Co., Ltd.........................  1,396,923  2,596,211
    Sincere Navigation Corp.............................  2,186,786  1,282,823
*   Singatron Enterprise Co., Ltd.......................    299,000     70,982
    Sinher Technology, Inc..............................     86,000    103,969
    Sinkang Industries Co., Ltd.........................    116,521     28,135
#   Sinmag Equipment Corp...............................    235,436    635,873
#*  Sino-American Electronic Co., Ltd...................    176,750    427,953
#   Sino-American Silicon Products, Inc.................  3,975,000  5,089,828
    Sinon Corp..........................................  2,577,510    984,579
    Sinphar Pharmaceutical Co., Ltd.....................    808,595    672,182
#   Sinyi Realty, Inc...................................  1,427,608  1,115,894

                                     2147

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Sirtec International Co., Ltd.......................    920,000 $  963,884
    Sitronix Technology Corp............................    746,879  2,217,498
#   Siward Crystal Technology Co., Ltd..................  1,106,000    635,247
#   Soft-World International Corp.......................    467,000    979,205
#   Solar Applied Materials Technology Co...............  2,371,581  1,294,322
#   Solartech Energy Corp...............................  2,517,616  1,415,824
    Solomon Technology Corp.............................    134,159     64,658
*   Solytech Enterprise Corp............................    974,000    130,152
#   Sonix Technology Co., Ltd...........................  1,098,000  1,175,639
#   Southeast Cement Co., Ltd...........................  1,053,700    437,925
#   Spirox Corp.........................................     66,000     35,989
#   Sporton International, Inc..........................    444,945  2,678,495
#   St Shine Optical Co., Ltd...........................    317,000  6,155,345
    Standard Chemical & Pharmaceutical Co., Ltd.........    742,571    770,992
    Stark Technology, Inc...............................    817,860    600,936
#   Sunonwealth Electric Machine Industry Co., Ltd......  1,076,487    647,995
#   Sunplus Technology Co., Ltd.........................  1,644,000    548,327
    Sunrex Technology Corp..............................  1,384,024    610,425
#   Sunspring Metal Corp................................    612,000    823,131
    Sunty Development Co., Ltd..........................     42,000     12,891
*   Super Dragon Technology Co., Ltd....................     73,382     25,895
#   Supreme Electronics Co., Ltd........................  2,059,399    832,722
#   Swancor Ind Co., Ltd................................    428,206  2,049,650
    Sweeten Construction Co., Ltd.......................    612,357    284,303
#   Syncmold Enterprise Corp............................    988,000  1,371,192
#   Sysage Technology Co., Ltd..........................    508,080    385,040
#   Systex Corp.........................................    280,388    433,045
#   T-Mac Techvest PCB Co., Ltd.........................    380,000    118,273
#   TA Chen Stainless Pipe..............................  4,370,995  1,892,161
*   Ta Chong Bank, Ltd.................................. 12,500,490  4,837,484
#   Ta Chong Securities Co., Ltd........................  1,478,000    397,378
*   Ta Ya Electric Wire & Cable.........................  3,252,306    423,383
#   Ta Yih Industrial Co., Ltd..........................    194,000    469,831
#   TA-I Technology Co., Ltd............................  1,199,009    532,197
    Tah Hsin Industrial Corp............................    426,600    289,457
    TAI Roun Products Co., Ltd..........................    201,000     63,403
#   Tai Tung Communication Co., Ltd.....................    232,197    146,649
    Taichung Commercial Bank Co., Ltd................... 12,999,940  3,591,588
#   TaiDoc Technology Corp..............................    249,000    710,250
#   Taiflex Scientific Co., Ltd.........................  1,317,000  1,438,001
#   Taimide Tech, Inc...................................    545,000    411,592
#   Tainan Enterprises Co., Ltd.........................    872,370    993,407
#   Tainan Spinning Co., Ltd............................  7,101,044  2,901,392
#   Tainergy Tech Co., Ltd..............................  1,119,000    701,878
#*  Taisun Enterprise Co., Ltd..........................  1,877,428    667,043
#*  Taita Chemical Co., Ltd.............................    900,951    201,378
#   Taiwan Acceptance Corp..............................    616,480  1,275,595
#   Taiwan Chinsan Electronic Industrial Co., Ltd.......    553,000    677,774
#   Taiwan Cogeneration Corp............................  2,076,566  1,442,796
    Taiwan Fire & Marine Insurance Co., Ltd.............  1,242,338    781,757
*   Taiwan Flourescent Lamp Co., Ltd....................    176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.................    930,000  1,258,011
#   Taiwan Hon Chuan Enterprise Co., Ltd................  2,446,468  3,310,096

                                     2148

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.......  1,089,120 $  624,135
*   Taiwan Kolin Co., Ltd...............................  1,356,000         --
#   Taiwan Land Development Corp........................  6,058,377  1,881,942
#   Taiwan Line Tek Electronic..........................    384,543    191,695
#   Taiwan Mask Corp....................................    662,412    189,326
    Taiwan Navigation Co., Ltd..........................  1,143,777    429,721
#   Taiwan Paiho, Ltd...................................  1,685,287  4,215,506
#   Taiwan PCB Techvest Co., Ltd........................  1,684,238  1,588,943
#*  Taiwan Prosperity Chemical Corp.....................  1,009,000    465,986
#*  Taiwan Pulp & Paper Corp............................  2,253,980    719,243
    Taiwan Sakura Corp..................................  1,681,003    918,358
    Taiwan Sanyo Electric Co., Ltd......................    381,400    272,341
#   Taiwan Secom Co., Ltd...............................    334,371    933,366
    Taiwan Semiconductor Co., Ltd.......................  1,658,000  1,630,349
    Taiwan Shin Kong Security Co., Ltd..................  1,584,710  1,831,154
#*  Taiwan Styrene Monomer..............................  3,643,209  1,862,730
    Taiwan Surface Mounting Technology Corp.............  1,924,388  1,608,975
#   Taiwan TEA Corp.....................................  5,181,897  2,126,896
#   Taiwan Union Technology Corp........................  1,548,000  1,135,697
    Taiyen Biotech Co., Ltd.............................    916,883    899,585
#*  Tatung Co., Ltd..................................... 16,593,015  2,594,745
    Te Chang Construction Co., Ltd......................    427,482    307,532
*   Tekcore Co., Ltd....................................    160,000     16,773
#   Ten Ren Tea Co., Ltd................................    164,980    177,389
#   Test Research, Inc..................................  1,046,821  1,437,830
#   Test Rite International Co., Ltd....................  1,993,495  1,191,569
#   Tex-Ray Industrial Co., Ltd.........................    803,000    383,192
#   Thinking Electronic Industrial Co., Ltd.............    524,204    800,332
#   Thye Ming Industrial Co., Ltd.......................  1,087,669    922,293
    Ton Yi Industrial Corp..............................  3,954,644  1,749,166
#   Tong Hsing Electronic Industries, Ltd...............  1,100,963  2,330,553
    Tong Yang Industry Co., Ltd.........................  2,594,741  3,604,675
#   Tong-Tai Machine & Tool Co., Ltd....................  1,655,892  1,176,884
    Topco Scientific Co., Ltd...........................    984,023  1,578,387
#   Topco Technologies Corp.............................    129,000    239,780
#   Topoint Technology Co., Ltd.........................  1,044,776    680,210
#   Toung Loong Textile Manufacturing...................    563,000  1,580,757
#   TPK Holding Co., Ltd................................    325,000    672,018
    Trade-Van Information Services Co...................    234,000    177,843
    Transasia Airways Corp..............................  2,047,227    451,832
    Tripod Technology Corp..............................  2,849,000  4,703,841
#   TrueLight Corp......................................    546,000  1,442,127
    Tsann Kuen Enterprise Co., Ltd......................    289,686    177,288
#   TSC Auto ID Technology Co., Ltd.....................    150,700  1,288,942
#   TSRC Corp...........................................  3,182,200  2,272,992
    Ttet Union Corp.....................................    277,000    617,439
    TTFB Co., Ltd.......................................     63,000    400,927
    TTY Biopharm Co., Ltd...............................    502,979  1,770,436
#   Tung Ho Steel Enterprise Corp.......................  5,243,000  2,656,712
    Tung Ho Textile Co., Ltd............................    288,000     54,679
#   Tung Thih Electronic Co., Ltd.......................    393,600  4,453,038
#   TURVO International Co., Ltd........................    333,112    731,556
#   TXC Corp............................................  2,104,053  2,220,065

                                     2149

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   TYC Brother Industrial Co., Ltd.....................  1,482,980 $1,060,596
*   Tycoons Group Enterprise............................  2,402,182    268,870
#   Tyntek Corp.........................................  1,873,039    816,842
    U-Ming Marine Transport Corp........................    159,000    118,090
#   Ubright Optronics Corp..............................    235,500    151,992
#   Unimicron Technology Corp...........................  9,116,000  3,659,820
#   Union Bank Of Taiwan................................  6,366,149  1,764,036
#   Union Insurance Co., Ltd............................    467,660    202,971
#   Unitech Computer Co., Ltd...........................    612,804    286,673
    Unitech Printed Circuit Board Corp..................  3,827,370  1,336,361
    United Integrated Services Co., Ltd.................  1,476,439  1,911,297
#   United Orthopedic Corp..............................    363,323    756,136
    Unity Opto Technology Co., Ltd......................  1,915,500  1,072,352
#   Universal Cement Corp...............................  2,481,836  1,523,693
#   Universal Microwave Technology, Inc.................    193,000    368,579
#   Unizyx Holding Corp.................................  2,914,430  1,163,173
#   UPC Technology Corp.................................  4,735,447  1,246,041
#   USI Corp............................................  5,582,734  2,167,895
#   Usun Technology Co., Ltd............................    286,000    473,575
    Ve Wong Corp........................................    621,696    422,085
#   Victory New Materials, Ltd. Co......................     60,000    113,555
#   Viking Tech Corp....................................    594,815    428,385
    Visual Photonics Epitaxy Co., Ltd...................  1,627,696  2,500,336
#   Vivotek, Inc........................................    418,319  1,024,641
#*  Wafer Works Corp....................................  2,959,392  1,041,795
    Wah Hong Industrial Corp............................    182,021    100,782
#   Wah Lee Industrial Corp.............................  1,148,000  1,495,078
*   Walsin Lihwa Corp................................... 15,119,000  3,249,109
    Walsin Technology Corp..............................  2,624,497  1,487,326
#   Walton Advanced Engineering, Inc....................  2,112,197    513,820
    WAN HWA Enterprise Co...............................    690,987    300,689
#   Waterland Financial Holdings Co., Ltd...............  5,411,912  1,178,050
*   Ways Technical Corp., Ltd...........................    352,000    127,771
#*  Wei Chuan Foods Corp................................  1,726,000    914,938
*   Wei Mon Industry Co., Ltd...........................  3,075,282     83,022
#   Weikeng Industrial Co., Ltd.........................  1,461,100    822,633
#   Well Shin Technology Co., Ltd.......................    529,000    773,909
*   Wha Yu Industrial Co., Ltd..........................    108,000     52,676
#   Win Semiconductors Corp.............................  3,390,443  5,403,205
*   Winbond Electronics Corp............................ 14,702,138  3,920,317
    Winstek Semiconductor Co., Ltd......................     52,000     27,569
    Wintek Corp.........................................  5,447,000     56,059
#   Wisdom Marine Lines Co., Ltd........................  1,711,402  1,833,574
#   Wistron NeWeb Corp..................................  1,634,437  4,165,392
    Wowprime Corp.......................................     16,000     67,014
#   WT Microelectronics Co., Ltd........................  2,897,051  3,014,020
#   WUS Printed Circuit Co., Ltd........................  2,158,000  1,702,411
#   X-Legend Entertainment Co., Ltd.....................    187,716    396,710
#   XAC Automation Corp.................................    527,000  1,099,056
#   XPEC Entertainment, Inc.............................     95,000    214,320
#   Xxentria Technology Materials Corp..................    776,207  2,012,482
#   Yageo Corp..........................................    543,028    857,170
*   Yang Ming Marine Transport Corp.....................  1,732,000    413,042

                                     2150

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    YC Co., Ltd........................................  2,453,823 $    873,322
#   YC INOX Co., Ltd...................................  2,316,171    1,326,818
#   YCC Parts Manufacturing Co., Ltd...................    204,000      340,362
    Yea Shin International Development Co., Ltd........  1,002,350      429,370
#   Yeong Guan Energy Technology Group Co., Ltd........    379,929    2,401,069
#   YFY, Inc...........................................  8,594,212    2,613,117
#   Yi Jinn Industrial Co., Ltd........................  1,618,094      563,792
#   Yieh Phui Enterprise Co., Ltd......................  6,930,668    1,517,090
#   Yonyu Plastics Co., Ltd............................    421,600      299,553
#*  Young Fast Optoelectronics Co., Ltd................    679,872      214,002
#   Young Optics, Inc..................................    371,111      379,524
#   Youngtek Electronics Corp..........................    732,666    1,029,245
    Yufo Electronics Co., Ltd..........................     78,400       45,073
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd....    442,869      955,730
#   Yungshin Construction & Development Co., Ltd.......    372,000      293,496
    YungShin Global Holding Corp.......................  1,196,015    1,695,739
#   Yungtay Engineering Co., Ltd.......................  2,429,000    3,167,075
#   Zeng Hsing Industrial Co., Ltd.....................    362,107    1,550,996
#   Zenitron Corp......................................  1,293,000      614,734
#   Zig Sheng Industrial Co., Ltd......................  3,101,732      847,946
#   Zinwell Corp.......................................  1,186,586    1,995,951
#   Zippy Technology Corp..............................    711,948      877,576
#   ZongTai Real Estate Development Co., Ltd...........  1,153,277      410,135
                                                                   ------------
TOTAL TAIWAN...........................................             717,051,732
                                                                   ------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013KZ2).........................    110,000       32,016
    AAPICO Hitech PCL(B013L48).........................    964,380      280,684
    Advanced Information Technology PCL................    118,100       89,238
    AEON Thana Sinsap Thailand PCL(B01KHP2)............     49,000      127,531
    Aeon Thana Sinsap Thailand PCL(B01KHN0)............    142,500      370,881
*   AJ Plast PCL.......................................  1,384,388      224,710
    Amarin Printing & Publishing PCL...................     18,060        4,018
    Amata Corp. PCL....................................  3,755,110    1,292,601
    Ananda Development PCL............................. 21,221,000    2,054,843
    AP Thailand PCL.................................... 11,041,816    1,715,024
*   Apex Development PCL...............................      3,536           --
    Asia Aviation PCL.................................. 10,246,500    1,634,508
    Asia Plus Group Holdings PCL....................... 10,388,500    1,000,110
    Asia Sermkij Leasing PCL...........................    342,500      189,785
    Asian Insulators PCL............................... 12,731,600      203,093
    Asian Phytoceuticals PCL...........................    681,400       30,702
    Bangchak Petroleum PCL (The).......................  2,353,400    1,926,452
    Bangkok Aviation Fuel Services PCL.................  1,907,446    1,574,747
    Bangkok Chain Hospital PCL......................... 11,868,537    2,740,235
*   Bangkok Expressway & Metro PCL..................... 25,765,330    3,857,679
    Bangkok Insurance PCL..............................    180,181    1,800,171
    Bangkok Land PCL................................... 67,073,870    2,684,269
*   Bangkok Rubber PCL.................................     14,600           --
    Beauty Community PCL............................... 12,677,900    1,844,961
    Cal-Comp Electronics Thailand PCL.................. 18,374,244    1,779,189
*   Central Paper Industry PCL.........................         20           --
    CH Karnchang PCL...................................    826,105      595,318

                                     2151

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL......................    967,100 $  225,993
*   Christiani & Nielsen Thai...........................  2,930,600    254,246
    Chularat Hospital PCL............................... 31,741,700  2,149,721
    CK Power PCL........................................ 22,979,590  1,337,649
    COL PCL.............................................     74,900     76,509
*   Country Group Development PCL....................... 14,750,600    487,111
*   Country Group Holdings PCL..........................  6,911,600    299,811
    CS Loxinfo PCL......................................  1,380,600    233,754
    Demco PCL...........................................    579,100    115,877
    Dhipaya Insurance PCL...............................  1,030,400  1,074,159
    Diamond Building Products PCL.......................  2,546,400    287,902
    DSG International Thailand PCL......................  4,092,240    345,863
    Dynasty Ceramic PCL................................. 24,276,580  2,921,410
    E for L Aim PCL..................................... 11,187,300    169,066
    Eastern Water Resources Development and Management
      PCL...............................................  5,213,600  1,721,695
    Erawan Group PCL (The).............................. 13,191,870  1,425,051
*   Esso Thailand PCL................................... 13,306,100  1,809,771
*   G J Steel PCL.......................................  9,611,280     34,967
*   G Steel PCL.........................................  1,817,260     10,171
    GFPT PCL............................................  5,107,800  1,743,935
*   GMM Grammy PCL......................................     90,260     19,198
    Golden Land Property Development PCL................  7,293,400  1,194,050
    Grand Canal Land PCL................................  5,552,200    441,286
    Grande Asset Hotels & Property PCL..................  9,031,875    207,266
    Hana Microelectronics PCL...........................  3,442,496  2,938,393
    ICC International PCL...............................    204,600    219,015
    Ichitan Group PCL...................................    370,200    128,468
*   International Engineering PCL....................... 18,015,100     15,125
*   Italian-Thai Development PCL........................ 19,673,827  3,826,575
*   ITV PCL.............................................  2,785,600         --
*   JAS Asset PCL.......................................    141,425     14,011
    Jasmine International PCL........................... 23,683,800  2,067,962
    Jay Mart PCL........................................  1,414,325    304,773
    Jubilee Enterprise PCL..............................     73,600     36,870
    Kang Yong Electric PCL..............................     40,500    325,292
    Karmarts PCL........................................    534,900    113,769
    KCE Electronics PCL.................................  2,628,518  5,609,025
    KGI Securities Thailand PCL......................... 10,651,200  1,037,324
    Khon Kaen Sugar Industry PCL........................ 12,422,900  1,293,310
    Khonburi Sugar PCL..................................    101,800     17,521
    Kiatnakin Bank PCL..................................  3,407,000  3,790,058
    Krungthai Card PCL..................................    956,700  2,329,333
    Laguna Resorts & Hotels PCL.........................    197,000    129,560
    Lanna Resources PCL.................................  1,970,550    496,325
    LH Financial Group PCL.............................. 35,205,466  1,536,991
    Loxley PCL..........................................  8,012,476    605,434
    LPN Development PCL(B00PXK5)........................    411,500    169,287
    LPN Development PCL(B00Q643)........................  5,808,900  2,389,724
    Major Cineplex Group PCL............................  4,096,100  3,209,705
    Maybank Kim Eng Securities Thailand PCL.............    943,300    609,815
    MBK PCL.............................................  5,877,000  2,286,162
    MCOT PCL............................................  2,424,300    593,651
    Mega Lifesciences PCL...............................  1,280,100    569,610

                                     2152

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
*   Millcon Steel PCL...................................  7,480,500 $  242,843
    MK Real Estate Development PCL......................  1,885,900    226,947
    Modernform Group PCL................................  2,373,600    514,809
    Muang Thai Insurance PCL............................     61,288    254,706
    Muramoto Electron Thailand PCL......................     14,000    109,312
    Namyong Terminal PCL................................    452,800    183,743
    Nation Multimedia Group PCL......................... 14,789,200    567,025
    Noble Development PCL...............................    580,800    190,986
*   Nok Airlines PCL....................................    534,700    111,482
    Polyplex Thailand PCL...............................  3,145,200    567,734
*   Precious Shipping PCL...............................  6,554,500    902,488
    Premier Marketing PCL...............................  2,016,300    569,919
    President Rice Products PCL.........................      3,375      4,912
    Property Perfect PCL................................ 30,716,600    679,105
    PTG Energy PCL...................................... 10,811,000  4,205,496
    Quality Houses PCL.................................. 55,183,926  3,366,710
*   Raimon Land PCL..................................... 16,968,200    617,328
    Ratchthani Leasing PCL..............................  5,800,200    538,912
    Regional Container Lines PCL........................  2,727,300    404,525
    Rojana Industrial Park PCL..........................  6,572,011    938,005
    RS PCL..............................................  4,157,500  1,058,791
    Saha Pathana Inter-Holding PCL......................    680,300    456,929
    Saha-Union PCL......................................    743,600    775,179
*   Sahaviriya Steel Industries PCL..................... 87,225,900     97,643
    Samart Corp. PCL....................................  3,560,900  1,893,433
    Samart I-Mobile PCL................................. 14,993,100    482,532
    Samart Telcoms PCL..................................  2,141,200    958,769
    Sansiri PCL......................................... 66,314,410  2,802,344
    SC Asset Corp PCL................................... 14,922,615  1,211,099
    Siam Future Development PCL.........................  8,720,573  1,500,917
    Siam Global House PCL...............................  7,308,677  1,840,848
    Siamgas & Petrochemicals PCL........................  3,533,400  1,028,402
    Sino-Thai Engineering & Construction PCL............  7,410,200  4,479,404
    SNC Former PCL......................................    141,800     54,367
    Somboon Advance Technology PCL......................  1,872,637    801,829
    SPCG PCL............................................  3,044,900  1,738,360
    Sri Ayudhya Capital PCL.............................    233,100    228,322
    Sri Trang Agro-Industry PCL.........................  5,705,790  1,660,679
    Sriracha Construction PCL...........................  1,085,700    385,878
    Srithai Superware PCL............................... 12,952,900    775,742
    STP & I PCL.........................................  5,703,864  1,588,286
    Supalai PCL.........................................  7,191,133  3,662,733
    Susco PCL...........................................  1,295,200    103,667
*   SVI PCL............................................. 13,768,500  2,157,800
    Symphony Communication PCL..........................    254,100     61,156
    Syntec Construction PCL.............................  5,733,000    484,535
*   Tata Steel Thailand PCL............................. 21,859,400    311,993
    Thai Agro Energy PCL................................    378,870     34,354
*   Thai Airways International PCL(6888868).............  9,217,800  2,128,226
*   Thai Airways International PCL(6364971).............    141,400     32,647
    Thai Carbon Black PCL...............................    491,400    279,169
    Thai Central Chemical PCL...........................    263,500    186,200
    Thai Metal Trade PCL................................    465,800    114,715

                                     2153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
*   Thai Reinsurance PCL...............................  2,559,600 $    193,407
    Thai Rung Union Car PCL............................    511,520       55,257
    Thai Stanley Electric PCL..........................    206,600    1,011,824
    Thai Steel Cable PCL...............................      3,400        1,218
    Thai Vegetable Oil PCL.............................  3,074,675    1,970,477
    Thai Wacoal PCL....................................     78,000      115,693
    Thai-German Ceramic Industry PCL...................  3,827,900      272,101
    Thaicom PCL........................................  4,040,300    3,024,642
    Thaire Life Assurance PCL..........................    317,300       87,023
    Thanachart Capital PCL.............................  3,794,400    4,008,636
    Thitikorn PCL......................................    521,000      144,348
    Thoresen Thai Agencies PCL.........................  7,567,454    1,630,711
    Ticon Industrial Connection PCL....................  7,544,084    2,449,069
*   TIPCO Foods PCL....................................    578,482      270,360
    Tisco Financial Group PCL(B3KFW10).................  1,031,000    1,219,051
    Tisco Financial Group PCL(B3KFW76).................  3,152,200    3,727,152
    TRC Construction PCL...............................  3,779,500      239,045
    TTCL PCL(BWY4Y10)..................................    496,800      214,111
    TTCL PCL(B5ML0D8)..................................  1,350,871      582,199
    TTW PCL............................................ 12,625,300    3,568,615
*   U City PCL......................................... 33,268,200       27,931
    Unique Engineering & Construction PCL..............  7,089,470    3,491,910
    Univanich Palm Oil PCL.............................    939,000      180,008
    Univentures PCL....................................  8,512,400    1,429,354
    Vanachai Group PCL.................................  8,159,159    3,333,764
    VGI Global Media PCL...............................  5,736,800      616,506
    Vibhavadi Medical Center PCL....................... 49,075,700    2,856,712
    Vinythai PCL.......................................  2,792,934      758,174
    Workpoint Entertainment PCL........................  1,848,540    1,991,710
                                                                   ------------
TOTAL THAILAND.........................................             173,347,257
                                                                   ------------
TURKEY -- (2.2%)
    Adana Cimento Sanayii TAS Class A..................    591,225    1,177,071
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............     14,110      274,978
#*  Afyon Cimento Sanayi TAS...........................  1,129,733    2,263,320
    Akcansa Cimento A.S................................    459,206    2,048,546
#*  Akenerji Elektrik Uretim A.S.......................  2,215,500      676,174
#   Akfen Holding A.S..................................    944,009    4,158,991
    Aksa Akrilik Kimya Sanayii A.S.....................    850,358    2,966,474
    Aksigorta A.S......................................  1,013,913      550,456
*   Aktas Elektrik Ticaret A.S.........................        370           --
#   Alarko Holding A.S.................................    859,342    1,058,727
    Albaraka Turk Katilim Bankasi A.S..................  4,135,482    2,016,095
    Alkim Alkali Kimya A.S.............................      6,300       29,295
    Anadolu Anonim Tuerk Sigorta Sirketi...............  2,062,662    1,131,573
*   Anadolu Cam Sanayii A.S............................  1,678,225      968,804
#   Anadolu Hayat Emeklilik A.S........................    888,760    1,657,421
*   Asya Katilim Bankasi A.S...........................  3,243,121      623,841
    Aygaz A.S..........................................    183,200      626,320
#   Bagfas Bandirma Gubre Fabrik A.S...................    550,504    2,456,936
    Baticim Bati Anadolu Cimento Sanayii A.S...........    405,476      889,967
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..  1,380,080    1,391,533

                                     2154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TURKEY -- (Continued)
#   Bizim Toptan Satis Magazalari A.S...................   272,864 $1,209,682
    Bolu Cimento Sanayii A.S............................   677,192  1,170,797
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......   532,369  1,129,530
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.........   112,779  3,200,359
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.....   849,108  2,107,851
    Bursa Cimento Fabrikasi A.S.........................   229,830    315,462
    Celebi Hava Servisi A.S.............................    83,802  1,011,859
    Cimsa Cimento Sanayi VE Ticaret A.S.................   711,295  3,470,402
#*  Deva Holding A.S....................................   356,487    476,872
#*  Dogan Sirketler Grubu Holding A.S................... 9,481,661  1,738,600
#   Dogus Otomotiv Servis ve Ticaret A.S................   800,521  2,955,876
#   Eczacibasi Yatirim Holding Ortakligi A.S............   283,047  1,172,958
#   EGE Endustri VE Ticaret A.S.........................    23,730  2,512,811
    EGE Seramik Sanayi ve Ticaret A.S...................   519,180    738,368
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S............................. 1,950,686  2,000,138
#*  Fenerbahce Futbol A.S...............................    84,211  1,197,238
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..    27,385    155,599
    Gentas Genel Metal Sanayi ve Ticaret A.S............     4,330      1,658
#*  Global Yatirim Holding A.S.......................... 2,054,653  1,137,997
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.....     8,540         --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    80,356  2,075,370
#   Goodyear Lastikleri TAS.............................    82,592  2,082,795
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S....... 1,163,176    829,128
#   GSD Holding A.S..................................... 2,604,393    876,059
#   Gubre Fabrikalari TAS............................... 1,552,544  2,941,459
*   Hurriyet Gazetecilik ve Matbaacilik A.S.............   481,934     91,652
#*  Ihlas Holding A.S................................... 8,173,996    634,384
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.......................................   109,256    237,654
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S...............................................   678,189    255,586
    Is Finansal Kiralama A.S............................ 1,586,545    440,550
#   Is Yatirim Menkul Degerler A.S. Class A.............   220,148     77,586
#*  Izmir Demir Celik Sanayi A.S........................   855,717    580,863
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A........................................... 1,314,584    615,821
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B........................................... 1,205,759    664,312
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D........................................... 6,697,063  2,481,611
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.............. 3,159,595  1,535,102
#*  Kartonsan Karton Sanayi ve Ticaret A.S..............    16,942  1,626,332
#   Konya Cimento Sanayii A.S...........................    18,247  1,982,387
#   Koza Altin Isletmeleri A.S..........................   226,641    965,464
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......   664,029    249,693
    Mardin Cimento Sanayii ve Ticaret A.S...............   369,885    445,859
#*  Metro Ticari ve Mali Yatirimlar Holding A.S......... 2,278,836    487,040
#*  Migros Ticaret A.S..................................   352,150  1,909,518
*   Mudurnu Tavukculuk A.S..............................     1,740         --
*   Nergis Holding A.S..................................     1,784         --
#*  NET Holding A.S..................................... 1,553,687  1,702,157
#*  Netas Telekomunikasyon A.S..........................   507,089  1,800,627
    Nuh Cimento Sanayi A.S..............................   358,145  1,229,673
#   Otokar Otomotiv Ve Savunma Sanayi A.S...............   164,791  5,370,959
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S...............................................   829,572    684,737
*   Parsan Makina Parcalari Sanayi AS...................   140,357    323,780
    Pinar Entegre Et ve Un Sanayi A.S...................   151,285    569,141
    Pinar SUT Mamulleri Sanayii A.S.....................   143,024    711,851

                                     2155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
*   Raks Elektronik Sanayi ve Ticaret A.S............      2,730 $           --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S............................................    538,222        650,700
#*  Sekerbank TAS....................................  4,340,624      2,254,891
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........  1,445,513      1,136,487
    Soda Sanayii A.S.................................  1,943,541      3,046,355
*   Tat Gida Sanayi A.S..............................    889,473      1,589,311
#   Tekfen Holding A.S...............................  1,641,790      2,145,782
#   Teknosa Ic Ve Dis Ticaret A.S....................    238,336        493,385
#   Trakya Cam Sanayii A.S...........................  3,075,307      1,754,303
#   Turcas Petrol A.S................................  1,394,197        685,550
    Turk Traktor ve Ziraat Makineleri A.S............     27,428        674,244
    Turkiye Sinai Kalkinma Bankasi A.S...............  8,020,548      3,997,987
#*  Vestel Elektronik Sanayi ve Ticaret A.S..........  1,006,303      1,767,004
#*  Zorlu Enerji Elektrik Uretim A.S.................  2,990,254      1,562,835
                                                                 --------------
TOTAL TURKEY.........................................               112,908,563
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,358,437,480
                                                                 --------------
PREFERRED STOCKS -- (0.9%)

BRAZIL -- (0.9%)
    Alpargatas SA....................................  1,837,574      3,353,339
    Banco ABC Brasil SA..............................    752,013      1,516,697
    Banco Daycoval SA................................    451,227        987,700
    Banco do Estado do Rio Grande do Sul SA Class B..  2,148,044      2,396,830
    Banco Pan SA.....................................  2,103,640        921,140
    Banco Pine SA....................................    296,003        268,292
    Banco Sofisa SA..................................     42,500         27,746
    Centrais Eletricas Brasileiras SA Class B........  1,357,128      3,419,843
    Centrais Eletricas Santa Catarina................     79,600        182,425
    Cia de Gas de Sao Paulo - COMGAS Class A.........    210,067      2,125,781
    Cia de Saneamento do Parana......................    225,201        148,484
    Cia de Transmissao de Energia Eletrica Paulista..    538,140      6,147,654
    Cia Energetica de Minas Gerais...................  1,689,529      2,502,702
    Cia Energetica de Sao Paulo Class B..............  1,623,700      5,373,014
    Cia Energetica do Ceara Class A..................    115,839        947,791
    Cia Ferro Ligas da Bahia - Ferbasa...............    440,849        680,396
    Cia Paranaense de Energia........................  1,009,600      5,584,004
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................    910,499      1,798,533
    Eucatex SA Industria e Comercio..................    160,378         95,292
    Gerdau SA........................................    670,000        606,009
*   Gol Linhas Aereas Inteligentes SA................    229,117         87,973
    Marcopolo SA.....................................  5,110,253      2,600,201
*   Oi SA............................................  2,635,900      1,090,634
    Parana Banco SA..................................     12,000         21,122
    Randon SA Implementos e Participacoes............  2,535,157      1,396,050
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    276,095        285,301

                                     2156

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA Class A...... 4,498,871 $   961,451
                                                                   -----------
TOTAL BRAZIL............................................            45,526,404
                                                                   -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B........................   121,839     172,673
    Embotelladora Andina SA Class B.....................   523,108   1,471,372
                                                                   -----------
TOTAL CHILE.............................................             1,644,045
                                                                   -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA................................. 2,637,267   1,241,303
                                                                   -----------
TOTAL PREFERRED STOCKS..................................            48,411,752
                                                                   -----------
RIGHTS/WARRANTS -- (0.1%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16.................    40,203      11,519
*   Minerva SA Rights 02/25/16..........................   751,302       1,878
                                                                   -----------
TOTAL BRAZIL............................................                13,397
                                                                   -----------
CHILE -- (0.0%)
*   Clinica Las Condes SA Rights 02/10/16...............         4          --
                                                                   -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16..........   217,280         503
*   Coolpad Group, Ltd. Rights 03/02/16................. 2,416,800      24,849
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16..........................................   241,292       3,101
                                                                   -----------
TOTAL CHINA.............................................                28,453
                                                                   -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19    96,703       8,029
*   Eastern & Oriental Bhd Warrants 07/21/19............ 1,060,829      45,957
*   LBS Bina Group Bhd Warrants 10/04/20................   212,450      13,294
*   O.S.K. Holdings Bhd Warrants 07/22/20............... 1,367,243      90,491
*   Taliworks Corp Bhd Warrants 11/11/18................    46,550       3,585
*   VS Industry Bhd Warrants 01/06/19................... 1,632,332     163,037
                                                                   -----------
TOTAL MALAYSIA..........................................               324,393
                                                                   -----------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15.............................   846,548          --
                                                                   -----------
SOUTH KOREA -- (0.1%)
    Daekyung Machinery & Engineering Co., Ltd. Rights
      03/04/2016........................................    43,839      10,056
#*  Samsung Engineering Co., Ltd. Rights 02/12/16.......   587,431   2,224,486
                                                                   -----------
TOTAL SOUTH KOREA.......................................             2,234,542
                                                                   -----------
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights............................   185,362       1,668
                                                                   -----------
THAILAND -- (0.0%)
*   Grand Canal Land PCL Warrants 06/29/18..............   160,520       7,143
*   IEC REC (F) Rights 02/15/16......................... 2,251,888         504

                                     2157

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                    SHARES      VALUE++
                                                  ---------- --------------
THAILAND -- (Continued)
*    Jay Mart PCL Rights 10/30/15................    429,705 $           --
                                                             --------------
TOTAL THAILAND...................................                     7,647
                                                             --------------
TOTAL RIGHTS/WARRANTS............................                 2,610,100
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             4,409,459,332
                                                             --------------

                                                                VALUE+
                                                             --------------
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@ DFA Short Term Investment Fund.............. 58,723,203    679,427,463
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,818,680,010)^^........................            $5,088,886,795
                                                             ==============


                                     2158

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $  9,928,024 $  278,600,861   --    $  288,528,885
    Chile...................    1,665,329     66,255,999   --        67,921,328
    China...................    3,029,036    596,450,110   --       599,479,146
    Colombia................    7,363,358             --   --         7,363,358
    Greece..................           --     18,220,666   --        18,220,666
    Hong Kong...............           --        125,210   --           125,210
    Hungary.................           --         73,337   --            73,337
    India...................           --    644,673,588   --       644,673,588
    Indonesia...............    1,438,653    129,574,965   --       131,013,618
    Malaysia................      146,501    238,273,694   --       238,420,195
    Mexico..................  201,832,941          1,423   --       201,834,364
    Philippines.............           --     74,677,116   --        74,677,116
    Poland..................           --     92,532,471   --        92,532,471
    South Africa............   12,320,191    304,841,454   --       317,161,645
    South Korea.............       98,371    673,006,630   --       673,105,001
    Taiwan..................        5,797    717,045,935   --       717,051,732
    Thailand................  173,144,164        203,093   --       173,347,257
    Turkey..................           --    112,908,563   --       112,908,563
 Preferred Stocks
    Brazil..................           --     45,526,404   --        45,526,404
    Chile...................           --      1,644,045   --         1,644,045
    Colombia................    1,241,303             --   --         1,241,303
 Rights/Warrants
    Brazil..................           --         13,397   --            13,397
    Chile...................           --             --   --                --
    China...................           --         28,453   --            28,453
    Malaysia................           --        324,393   --           324,393
    Poland..................           --             --   --                --
    South Korea.............           --      2,234,542   --         2,234,542
    Taiwan..................           --          1,668   --             1,668
    Thailand................           --          7,647   --             7,647
 Securities Lending
   Collateral...............           --    679,427,463   --       679,427,463
 Futures Contracts**........      555,275             --   --           555,275
                             ------------ --------------   --    --------------
 TOTAL...................... $412,768,943 $4,676,673,127   --    $5,089,442,070
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2159

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.9%)

Consumer Discretionary -- (17.7%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    314,965
    A. H. Belo Corp. Class A............................    14,556       87,045
    Aaron's, Inc........................................     4,830      110,510
#   Arctic Cat, Inc.....................................     3,436       42,297
#*  Ascent Capital Group, Inc. Class A..................     8,564       97,544
#   Autoliv, Inc........................................     9,404      966,543
*   Ballantyne Strong, Inc..............................     9,030       40,093
*   Barnes & Noble Education, Inc.......................     7,710       84,964
    Barnes & Noble, Inc.................................    12,200      106,994
    Bassett Furniture Industries, Inc...................     2,900       86,739
    Beasley Broadcast Group, Inc. Class A...............     9,471       32,864
#*  Beazer Homes USA, Inc...............................     4,326       36,987
*   Belmond, Ltd. Class A...............................    75,198      636,175
#   Best Buy Co., Inc...................................   197,800    5,524,554
    Big 5 Sporting Goods Corp...........................     8,501      103,457
*   Biglari Holdings, Inc...............................         8        3,025
#*  BJ's Restaurants, Inc...............................    25,971    1,113,896
    Bob Evans Farms, Inc................................    52,387    2,144,724
*   Build-A-Bear Workshop, Inc..........................    25,874      338,432
#*  Cabela's, Inc.......................................    53,051    2,231,856
    Cable One, Inc......................................     5,780    2,485,342
    Caleres, Inc........................................    74,697    2,007,855
    Callaway Golf Co....................................    38,543      335,710
*   Cambium Learning Group, Inc.........................    37,733      169,799
    Canterbury Park Holding Corp........................     2,755       27,605
    Carnival Corp.......................................   489,649   23,566,806
#   Carriage Services, Inc..............................    20,916      464,126
*   Cavco Industries, Inc...............................     7,600      637,336
#   CBS Corp. Class A...................................    28,263    1,476,742
    CBS Corp. Class B...................................   201,625    9,577,187
#*  Christopher & Banks Corp............................    56,231       97,280
    Churchill Downs, Inc................................     7,682    1,061,191
    Citi Trends, Inc....................................     3,415       70,554
#   Columbia Sportswear Co..............................     8,634      476,424
    Comcast Corp. Class A............................... 4,535,216  252,656,883
#*  Conn's, Inc.........................................    25,450      313,544
#   Core-Mark Holding Co., Inc..........................    48,118    3,911,512
#   CSS Industries, Inc.................................    10,852      303,965
    CST Brands, Inc.....................................    50,181    1,944,012
    Culp, Inc...........................................    10,036      254,112
*   Delta Apparel, Inc..................................     7,532       90,761
    Destination Maternity Corp..........................       200        1,338
#   DeVry Education Group, Inc..........................     8,757      174,264
#   Dillard's, Inc. Class A.............................   120,300    8,470,323
*   Discovery Communications, Inc. Class B..............     3,762      107,198
#*  Discovery Communications, Inc. Class C..............     3,762      102,364
#*  Dixie Group, Inc. (The).............................    11,800       51,330
#*  Dorman Products, Inc................................    20,712      896,830
    Dover Motorsports, Inc..............................    15,098       33,518
    DR Horton, Inc......................................   208,125    5,725,519
*   DreamWorks Animation SKG, Inc. Class A..............    46,429    1,190,440

                                     2160

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp........................     1,679 $    17,680
*   Eldorado Resorts, Inc...............................    18,512     191,044
    Escalade, Inc.......................................       277       3,352
*   EVINE Live, Inc.....................................     3,998       4,878
#   EW Scripps Co. (The) Class A........................    81,265   1,542,410
#*  Federal-Mogul Holdings Corp.........................    36,417     173,709
    Flanigan's Enterprises, Inc.........................       865      18,208
    Flexsteel Industries, Inc...........................     2,068      90,206
    Foot Locker, Inc....................................    15,700   1,060,692
    Ford Motor Co....................................... 1,844,685  22,025,539
    Fred's, Inc. Class A................................    47,275     780,037
#*  FTD Cos., Inc.......................................    24,893     614,857
*   Fuel Systems Solutions, Inc.........................     3,398      13,286
*   G-III Apparel Group, Ltd............................    22,788   1,124,816
*   Gaiam, Inc. Class A.................................     4,388      21,501
#   GameStop Corp. Class A..............................   104,752   2,745,550
*   Gaming Partners International Corp..................       500       4,600
#   Gannett Co., Inc....................................    59,819     887,714
    General Motors Co...................................   802,642  23,790,309
*   Genesco, Inc........................................     7,056     466,684
    Graham Holdings Co. Class B.........................     5,780   2,801,508
*   Gray Television, Inc................................    46,874     616,393
    Group 1 Automotive, Inc.............................    57,936   3,108,266
    Harte-Hanks, Inc....................................    55,608     190,179
#   Haverty Furniture Cos., Inc.........................    33,479     634,427
*   Helen of Troy, Ltd..................................    64,389   5,754,445
#*  hhgregg, Inc........................................    36,388      66,226
    Hooker Furniture Corp...............................    14,814     425,310
#*  Hyatt Hotels Corp. Class A..........................    14,601     564,767
#*  Iconix Brand Group, Inc.............................    75,419     500,782
    International Speedway Corp. Class A................    24,844     848,174
*   J Alexander's Holdings, Inc.........................     2,666      25,140
#*  JAKKS Pacific, Inc..................................    13,103      97,617
*   Jarden Corp.........................................   243,112  12,897,092
#*  JC Penney Co., Inc..................................    85,215     618,661
    Johnson Outdoors, Inc. Class A......................    15,588     335,142
    Journal Media Group, Inc............................    25,411     305,440
#   KB Home.............................................    30,800     334,488
#   Kohl's Corp.........................................    14,353     714,062
#   La-Z-Boy, Inc.......................................    56,332   1,207,758
#*  Lakeland Industries, Inc............................    11,757     152,018
#*  Lands' End, Inc.....................................    21,056     458,600
#   Lennar Corp. Class A................................   224,100   9,445,815
    Lennar Corp. Class B................................     7,868     272,626
*   Liberty Broadband Corp. Class A.....................    24,095   1,146,922
*   Liberty Broadband Corp. Class B.....................     1,905     113,786
*   Liberty Broadband Corp. Class C.....................    67,601   3,177,247
#*  Liberty Interactive Corp. Class B...................    35,706     899,256
*   Liberty Interactive Corp., QVC Group Class A........   882,463  22,996,986
*   Liberty Media Corp. Class A.........................    96,383   3,529,545
#*  Liberty Media Corp. Class B.........................     7,622     286,320
*   Liberty Media Corp. Class C.........................   208,010   7,403,076
*   Liberty TripAdvisor Holdings, Inc. Class A..........    76,802   1,714,989

                                     2161

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B..........   3,570 $    84,127
*   Liberty Ventures Series A........................... 202,261   7,954,925
#*  Liberty Ventures Series B...........................   8,645     340,829
    Lifetime Brands, Inc................................  16,431     196,843
    Lithia Motors, Inc. Class A.........................  34,933   2,674,820
#*  Live Nation Entertainment, Inc...................... 145,347   3,299,377
*   Loral Space & Communications, Inc...................   6,025     208,164
*   Luby's, Inc.........................................  32,226     139,216
*   M/I Homes, Inc......................................  37,930     679,706
*   Madison Square Garden Co. (The) Class A.............   9,852   1,517,996
    Marcus Corp. (The)..................................  18,899     357,947
#*  MarineMax, Inc......................................  29,164     493,163
    Marriott Vacations Worldwide Corp...................   2,531     125,006
#*  McClatchy Co. (The) Class A.........................  60,603      60,603
#*  Media General, Inc..................................  25,196     409,183
    Meredith Corp.......................................  32,676   1,382,522
*   Meritage Homes Corp.................................  28,156     929,430
#*  MGM Resorts International........................... 227,871   4,575,650
*   Modine Manufacturing Co.............................  14,650      94,053
*   Mohawk Industries, Inc..............................  98,740  16,431,323
*   Monarch Casino & Resort, Inc........................   1,103      22,832
#*  Motorcar Parts of America, Inc......................  13,074     449,353
    Movado Group, Inc...................................  36,900     948,330
*   MSG Networks, Inc. Class A..........................  29,558     516,969
*   Murphy USA, Inc.....................................  30,778   1,780,507
    NACCO Industries, Inc. Class A......................   6,832     325,135
#*  New York & Co., Inc.................................   6,926      15,237
    News Corp. Class A.................................. 402,247   5,217,144
#   News Corp. Class B..................................  99,903   1,333,705
*   Office Depot, Inc................................... 181,609     935,286
    Penske Automotive Group, Inc........................  43,845   1,375,418
*   Pep Boys-Manny, Moe & Jack (The)....................  60,161   1,112,377
*   Perry Ellis International, Inc......................  19,169     364,403
#   PulteGroup, Inc..................................... 143,221   2,400,384
    PVH Corp............................................  31,964   2,345,518
*   RCI Hospitality Holdings, Inc.......................  12,026      99,455
#*  Red Robin Gourmet Burgers, Inc......................  31,175   1,924,744
*   Regis Corp..........................................  49,623     741,368
    Rent-A-Center, Inc..................................  76,435   1,041,045
    Rocky Brands, Inc...................................   8,729      95,059
#   Royal Caribbean Cruises, Ltd........................ 322,500  26,432,100
#*  Ruby Tuesday, Inc...................................  17,500      95,375
    Saga Communications, Inc. Class A...................   8,693     364,324
    Salem Media Group, Inc..............................  10,922      42,487
#   Scholastic Corp.....................................  30,900   1,060,797
*   Sequential Brands Group, Inc........................      70         451
#   Service Corp. International......................... 274,069   6,629,729
#*  Shiloh Industries, Inc..............................  15,461      60,762
    Shoe Carnival, Inc..................................  33,450     775,706
*   Skechers U.S.A., Inc. Class A....................... 148,830   4,195,518
#   Spartan Motors, Inc.................................  16,820      48,778
#   Speedway Motorsports, Inc...........................  16,132     304,411
#   Stage Stores, Inc...................................  37,214     308,876

                                     2162

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc........................    37,342 $  1,393,230
    Staples, Inc........................................   426,509    3,804,460
*   Starz Class B.......................................     7,622      216,693
*   Stoneridge, Inc.....................................    19,361      218,973
    Strattec Security Corp..............................     5,224      250,595
    Superior Industries International, Inc..............    23,275      428,493
    Superior Uniform Group, Inc.........................    17,956      320,155
*   Sypris Solutions, Inc...............................     8,460        8,207
#*  Systemax, Inc.......................................    11,197       95,175
    Tailored Brands, Inc................................    52,860      724,711
*   Tandy Leather Factory, Inc..........................     9,974       72,511
#   Target Corp.........................................     4,925      356,669
    TEGNA, Inc..........................................   119,639    2,872,532
    Time Warner Cable, Inc..............................   693,942  126,304,383
    Time Warner, Inc.................................... 1,534,860  108,115,538
    Time, Inc...........................................   191,857    2,877,855
#*  Toll Brothers, Inc..................................   203,299    5,615,118
*   Trans World Entertainment Corp......................     5,781       18,962
#*  Tuesday Morning Corp................................    60,500      336,985
#   Twenty-First Century Fox, Inc. Class A.............. 1,287,383   34,720,720
    Twenty-First Century Fox, Inc. Class B..............   550,972   14,931,341
*   Unifi, Inc..........................................    43,422    1,036,483
*   Universal Electronics, Inc..........................     3,206      160,781
    Vail Resorts, Inc...................................    11,600    1,450,000
*   Vista Outdoor, Inc..................................    77,610    3,741,578
#*  VOXX International Corp.............................     3,750       16,088
#   Walt Disney Co. (The)...............................    26,220    2,512,400
#   Wendy's Co. (The)...................................   242,704    2,482,862
#*  West Marine, Inc....................................    26,468      218,890
    Whirlpool Corp......................................    30,049    4,038,285
#   Wyndham Worldwide Corp..............................   124,768    8,097,443
                                                                   ------------
Total Consumer Discretionary............................            904,762,251
                                                                   ------------
Consumer Staples -- (8.1%)
    Alico, Inc..........................................       960       29,155
#*  Alliance One International, Inc.....................     3,508       34,168
    Andersons, Inc. (The)...............................    23,660      693,475
    Archer-Daniels-Midland Co...........................   813,476   28,756,377
    Bunge, Ltd..........................................   121,368    7,526,030
*   CCA Industries, Inc.................................     8,323       28,215
*   Central Garden & Pet Co.............................    25,184      339,732
#*  Central Garden & Pet Co. Class A....................    48,121      665,032
    Constellation Brands, Inc. Class A..................   249,042   37,973,924
    Constellation Brands, Inc. Class B..................    12,715    1,917,549
#*  Craft Brew Alliance, Inc............................     9,754       83,592
    CVS Health Corp..................................... 1,510,745  145,922,860
#*  Farmer Brothers Co..................................     3,495       97,406
#   Fresh Del Monte Produce, Inc........................    39,437    1,609,424
#*  Hain Celestial Group, Inc. (The)....................    87,292    3,175,683
    Ingles Markets, Inc. Class A........................    11,437      438,723
    Ingredion, Inc......................................    62,117    6,256,424
    JM Smucker Co. (The)................................   108,204   13,884,737
    John B. Sanfilippo & Son, Inc.......................    10,428      625,576

                                     2163

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Landec Corp.........................................    37,056 $    445,784
*   Mannatech, Inc......................................       717       12,619
    MGP Ingredients, Inc................................     4,788      107,155
    Molson Coors Brewing Co. Class A....................     1,908      175,641
    Molson Coors Brewing Co. Class B....................   186,550   16,879,044
#   Mondelez International, Inc. Class A................ 2,081,099   89,695,367
#*  Nutraceutical International Corp....................    14,615      346,375
    Oil-Dri Corp. of America............................     5,047      189,262
*   Omega Protein Corp..................................    25,852      583,997
#*  Post Holdings, Inc..................................    50,201    2,936,758
#   Reynolds American, Inc..............................   188,277    9,404,436
#   Sanderson Farms, Inc................................    16,100    1,307,642
*   Seaboard Corp.......................................     1,812    5,213,124
*   Seneca Foods Corp. Class A..........................     6,301      174,097
*   Seneca Foods Corp. Class B..........................       300        9,609
#   Snyder's-Lance, Inc.................................    32,153    1,015,070
    SpartanNash Co......................................    34,281      703,446
#   Spectrum Brands Holdings, Inc.......................    46,130    4,384,195
*   TreeHouse Foods, Inc................................    24,190    1,919,718
#   Tyson Foods, Inc. Class A...........................   405,030   21,612,401
    Universal Corp......................................    22,290    1,219,932
#   Wal-Mart Stores, Inc................................     8,438      559,946
    Walgreens Boots Alliance, Inc.......................    45,565    3,632,442
    Weis Markets, Inc...................................    11,602      471,273
                                                                   ------------
Total Consumer Staples..................................            413,057,415
                                                                   ------------
Energy -- (13.0%)
    Adams Resources & Energy, Inc.......................     6,004      202,155
    Alon USA Energy, Inc................................    33,484      421,229
    Anadarko Petroleum Corp.............................   475,268   18,578,226
#   Apache Corp.........................................   210,838    8,969,049
    Archrock, Inc.......................................    69,200      415,200
#   Atwood Oceanics, Inc................................     4,600       28,198
    Baker Hughes, Inc...................................   127,976    5,568,236
*   Barnwell Industries, Inc............................     8,038       12,941
#   Bristow Group, Inc..................................    40,138      933,610
#*  C&J Energy Services, Ltd............................    37,416       92,043
#   California Resources Corp...........................   118,504      169,461
*   Callon Petroleum Co.................................    13,214       90,516
#   Chesapeake Energy Corp..............................   370,477    1,255,917
    Chevron Corp........................................ 1,027,290   88,829,766
#*  Cloud Peak Energy, Inc..............................    33,115       49,673
#*  Comstock Resources, Inc.............................    32,421       56,737
#   ConocoPhillips...................................... 1,728,838   67,562,989
*   Contango Oil & Gas Co...............................     1,064        6,820
#*  Dawson Geophysical Co...............................    30,611       97,343
    Delek US Holdings, Inc..............................    52,256      889,397
#   Denbury Resources, Inc..............................   289,460      451,558
    Devon Energy Corp...................................    81,126    2,263,415
#   Energy XXI, Ltd.....................................    15,380       13,336
#   EOG Resources, Inc..................................   108,654    7,716,607
*   Era Group, Inc......................................    24,458      224,524
*   Exterran Corp.......................................    34,600      571,592

                                     2164

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#   Exxon Mobil Corp.................................... 2,285,264 $177,907,802
#   Green Plains, Inc...................................    26,534      502,819
    Gulf Island Fabrication, Inc........................    15,018      130,957
#*  Gulfmark Offshore, Inc. Class A.....................    27,750      105,173
    Halliburton Co......................................    47,970    1,524,966
#*  Harvest Natural Resources, Inc......................    35,677       19,187
#*  Helix Energy Solutions Group, Inc...................   103,010      415,130
#   Helmerich & Payne, Inc..............................   108,670    5,520,436
#   Hess Corp...........................................   178,172    7,572,310
    HollyFrontier Corp..................................    32,210    1,126,384
#*  Hornbeck Offshore Services, Inc.....................    29,719      241,615
    Kinder Morgan, Inc..................................   260,042    4,277,691
#   Marathon Oil Corp...................................   467,019    4,544,095
    Marathon Petroleum Corp.............................   903,936   37,775,485
*   Matrix Service Co...................................    15,423      292,420
#   Murphy Oil Corp.....................................   148,967    2,921,243
#   Nabors Industries, Ltd..............................   181,974    1,339,329
    National Oilwell Varco, Inc.........................   250,948    8,165,848
*   Natural Gas Services Group, Inc.....................    15,026      284,292
*   Newfield Exploration Co.............................    48,506    1,410,069
#*  Newpark Resources, Inc..............................    97,395      474,314
#   Noble Corp. P.L.C...................................    74,243      578,353
    Noble Energy, Inc...................................   133,794    4,330,912
    Occidental Petroleum Corp...........................   227,734   15,674,931
#*  Overseas Shipholding Group, Inc. Class A............       235          627
#*  Parker Drilling Co..................................   142,573      195,325
    Patterson-UTI Energy, Inc...........................   152,325    2,190,433
#*  PDC Energy, Inc.....................................    24,103    1,370,738
*   PHI, Inc.(69336T106)................................     1,099       19,441
*   PHI, Inc.(69336T205)................................    15,570      282,284
    Phillips 66.........................................   883,414   70,805,632
#*  Pioneer Energy Services Corp........................    74,262      101,739
    Pioneer Natural Resources Co........................    88,400   10,957,180
    QEP Resources, Inc..................................    33,043      423,611
*   Renewable Energy Group, Inc.........................     2,882       19,972
#*  REX American Resources Corp.........................     4,050      216,392
    Rowan Cos. P.L.C. Class A...........................   118,378    1,497,482
#   Schlumberger, Ltd...................................   344,832   24,921,009
#*  SEACOR Holdings, Inc................................    20,471      941,871
    SemGroup Corp. Class A..............................     4,727      104,656
#   Ship Finance International, Ltd.....................    12,481      167,121
*   Stone Energy Corp...................................     1,115        3,434
    Superior Energy Services, Inc.......................    75,686      780,323
#   Teekay Corp.........................................    37,720      258,382
    Tesco Corp..........................................     3,745       25,466
    Tesoro Corp.........................................   168,807   14,728,411
*   TETRA Technologies, Inc.............................    25,510      157,907
#   Tidewater, Inc......................................    49,127      260,864
#   Transocean, Ltd.....................................   252,980    2,636,052
#*  Triangle Petroleum Corp.............................     7,779        3,530
#*  Unit Corp...........................................    52,140      543,820
    Valero Energy Corp..................................   605,899   41,122,365
#*  Weatherford International P.L.C.....................   281,383    1,896,521

                                     2165

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Western Refining, Inc...............................    47,810 $  1,572,949
*   Whiting Petroleum Corp..............................    16,007      117,651
#*  Willbros Group, Inc.................................    18,620       36,123
                                                                   ------------
Total Energy............................................            660,965,610
                                                                   ------------
Financials -- (18.3%)
    1st Source Corp.....................................    45,305    1,369,117
    Aflac, Inc..........................................    81,778    4,739,853
    Alexander & Baldwin, Inc............................    66,838    2,025,191
*   Alleghany Corp......................................     3,115    1,488,721
    Allied World Assurance Co. Holdings AG..............    76,431    2,796,610
    Allstate Corp. (The)................................   211,174   12,797,144
    American Equity Investment Life Holding Co..........    88,700    1,613,453
    American Financial Group, Inc.......................   173,596   12,321,844
*   American Independence Corp..........................       173        3,476
    American International Group, Inc...................   899,581   50,808,335
    American National Insurance Co......................    23,302    2,264,488
    Ameris Bancorp......................................    12,022      347,796
    AmeriServ Financial, Inc............................    33,075      103,194
*   Arch Capital Group, Ltd.............................     3,094      209,000
    Argo Group International Holdings, Ltd..............    46,942    2,667,714
    Aspen Insurance Holdings, Ltd.......................   102,623    4,772,996
#   Associated Banc-Corp................................    31,434      551,667
    Assurant, Inc.......................................    65,820    5,351,824
    Assured Guaranty, Ltd...............................   122,989    2,924,678
*   Asta Funding, Inc...................................     7,527       56,377
    Astoria Financial Corp..............................    19,344      292,675
*   Atlanticus Holdings Corp............................    19,218       58,231
#*  AV Homes, Inc.......................................     3,852       39,367
    Axis Capital Holdings, Ltd..........................     8,510      458,774
#   Baldwin & Lyons, Inc. Class A.......................       300        7,155
    Baldwin & Lyons, Inc. Class B.......................     6,556      162,130
#*  Bancorp, Inc. (The).................................       459        2,066
    Bank Mutual Corp....................................    14,475      114,063
    Bank of America Corp................................ 5,529,894   78,192,701
    Bank of New York Mellon Corp. (The).................   497,075   18,004,056
    Bank of the Ozarks, Inc.............................       626       27,757
    BankFinancial Corp..................................    21,475      263,498
    BB&T Corp...........................................   120,728    3,942,976
    BCB Bancorp, Inc....................................     1,059       11,088
    Berkshire Hills Bancorp, Inc........................    30,747      854,152
#*  BofI Holding, Inc...................................     2,469       42,368
    Capital City Bank Group, Inc........................    15,389      217,754
    Capital One Financial Corp..........................   373,787   24,527,903
*   Cascade Bancorp.....................................    15,799       85,315
    Cathay General Bancorp..............................    17,730      496,440
    Centerstate Banks, Inc..............................       747       10,600
#   Century Bancorp, Inc. Class A.......................       495       20,048
    Chicopee Bancorp, Inc...............................       366        6,588
    Chubb, Ltd..........................................    78,818    8,911,951
#   Cincinnati Financial Corp...........................    16,626      958,156
#   CIT Group, Inc......................................    45,907    1,347,370
    Citigroup, Inc...................................... 2,143,604   91,274,658

                                     2166

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.....................  10,355 $    94,645
    CME Group, Inc...................................... 414,385  37,232,492
#   CNA Financial Corp.................................. 277,671   9,227,007
#   CNO Financial Group, Inc............................ 301,264   5,241,994
    Codorus Valley Bancorp, Inc.........................     138       2,819
#   Comerica, Inc.......................................  16,431     563,583
    Community West Bancshares...........................     400       2,808
*   Consumer Portfolio Services, Inc....................  30,005     133,222
#*  Cowen Group, Inc. Class A...........................  15,961      45,648
    Donegal Group, Inc. Class A.........................  13,586     191,698
    Donegal Group, Inc. Class B.........................     300       4,635
*   E*TRADE Financial Corp..............................  89,699   2,113,308
    Eastern Virginia Bankshares, Inc....................     307       2,066
    EMC Insurance Group, Inc............................  27,511     639,906
#*  Emergent Capital, Inc...............................   3,602      15,849
    Endurance Specialty Holdings, Ltd...................  94,576   5,857,092
    Enterprise Financial Services Corp..................   3,235      91,842
    ESSA Bancorp, Inc...................................   8,217     111,012
    Evans Bancorp, Inc..................................   1,681      41,941
#   Everest Re Group, Ltd...............................  34,913   6,247,332
*   Farmers Capital Bank Corp...........................     302       8,151
    FBL Financial Group, Inc. Class A...................  24,660   1,505,740
    Federal Agricultural Mortgage Corp. Class A.........     177       4,735
    Federal Agricultural Mortgage Corp. Class C.........   9,200     300,012
    Federated National Holding Co.......................  13,665     338,072
#   Fidelity Southern Corp..............................   7,213     113,965
    Fifth Third Bancorp.................................  92,166   1,456,223
*   First Acceptance Corp...............................  30,158      61,824
#   First American Financial Corp.......................  61,982   2,130,321
    First BanCorp.......................................  16,138     302,588
    First Business Financial Services, Inc..............     964      22,133
    First Citizens BancShares, Inc. Class A.............   8,627   2,122,760
#   First Commonwealth Financial Corp...................  30,547     266,675
#   First Community Bancshares, Inc.....................     183       3,395
    First Defiance Financial Corp.......................  10,880     423,558
    First Federal of Northern Michigan Bancorp, Inc.....     900       5,580
    First Financial Northwest, Inc......................  25,371     343,270
    First Merchants Corp................................  41,623     951,502
    First Midwest Bancorp, Inc..........................   7,168     124,938
    First South Bancorp, Inc............................   2,278      19,021
#   FNF Group...........................................  46,321   1,499,874
#*  FNFV Group..........................................  15,438     144,808
    Fox Chase Bancorp, Inc..............................     351       6,869
#*  Genworth Financial, Inc. Class A....................  34,964      97,200
#   German American Bancorp, Inc........................   7,459     237,345
#*  Global Indemnity P.L.C..............................   8,282     249,040
    Goldman Sachs Group, Inc. (The)..................... 209,155  33,791,082
    Great Southern Bancorp, Inc.........................   1,616      64,107
    Griffin Industrial Realty, Inc......................   1,500      36,060
    Guaranty Federal Bancshares, Inc....................   1,684      25,428
*   Hallmark Financial Services, Inc....................  20,834     227,091
    Hanover Insurance Group, Inc. (The).................  88,829   7,238,675
    Hartford Financial Services Group, Inc. (The)....... 320,787  12,889,222

                                     2167

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Heartland Financial USA, Inc........................       465 $     13,927
    HF Financial Corp...................................       400        6,948
*   Hilltop Holdings, Inc...............................    26,171      417,951
#   Hingham Institution for Savings.....................       500       61,505
*   HMN Financial, Inc..................................     3,456       39,813
    Home Bancorp, Inc...................................       719       18,342
    HopFed Bancorp, Inc.................................     6,781       77,778
    Horace Mann Educators Corp..........................    58,206    1,788,088
#   Huntington Bancshares, Inc..........................    70,847      607,867
    Iberiabank Corp.....................................       697       33,351
    Independence Holding Co.............................    13,333      204,528
#   Infinity Property & Casualty Corp...................    15,800    1,254,362
    Intercontinental Exchange, Inc......................     1,479      390,160
    International Bancshares Corp.......................       800       18,552
    Investment Technology Group, Inc....................    23,677      407,481
    Investors Title Co..................................     1,169      101,119
    Janus Capital Group, Inc............................    24,840      312,736
#   JPMorgan Chase & Co................................. 2,120,954  126,196,763
    Kemper Corp.........................................    46,361    1,602,236
    Kentucky First Federal Bancorp......................     2,400       22,320
    KeyCorp.............................................   526,210    5,872,504
    Lake Sunapee Bank Group.............................     3,667       50,385
    Lakeland Bancorp, Inc...............................     8,740       97,975
    Landmark Bancorp, Inc...............................     2,169       54,095
    Legg Mason, Inc.....................................    56,555    1,731,714
#*  LendingTree, Inc....................................     5,635      415,243
#   Leucadia National Corp..............................    35,258      583,872
    Lincoln National Corp...............................   260,291   10,271,083
#   Loews Corp..........................................   243,798    9,022,964
#   M&T Bank Corp.......................................     4,241      467,273
    Macatawa Bank Corp..................................    18,892      110,707
    Mackinac Financial Corp.............................     6,893       72,377
    Maiden Holdings, Ltd................................     5,792       74,138
    MainSource Financial Group, Inc.....................    45,000      998,100
#*  Markel Corp.........................................       101       84,886
    Marlin Business Services Corp.......................    14,241      223,156
    MB Financial, Inc...................................    19,678      612,379
#*  MBIA, Inc...........................................    82,267      547,898
*   MBT Financial Corp..................................    24,724      201,748
    Mercantile Bank Corp................................     4,422       98,832
    Meta Financial Group, Inc...........................     1,083       46,959
    MetLife, Inc........................................   991,138   44,254,312
    Metro Bancorp, Inc..................................    26,598      758,575
    MidWestOne Financial Group, Inc.....................       346        9,740
    Morgan Stanley...................................... 1,212,804   31,387,368
    MutualFirst Financial, Inc..........................     2,300       57,316
    Nasdaq, Inc.........................................    42,129    2,611,998
    National Penn Bancshares, Inc.......................     1,071       12,209
    National Western Life Group, Inc. Class A...........       900      207,657
*   Navigators Group, Inc. (The)........................     3,685      322,843
    New York Community Bancorp, Inc.....................    54,969      850,920
    NewBridge Bancorp...................................    11,413      129,195
#*  NewStar Financial, Inc..............................    41,166      315,332

                                     2168

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
    Northrim BanCorp, Inc...............................     5,734 $   132,513
    OFG Bancorp.........................................    30,191     169,673
    Old Republic International Corp.....................   172,923   3,126,448
    Oppenheimer Holdings, Inc. Class A..................     3,097      47,477
*   Pacific Mercantile Bancorp..........................     7,074      49,377
#   PacWest Bancorp.....................................     1,076      39,500
    Park Sterling Corp..................................     3,253      23,812
    PartnerRe, Ltd......................................    52,224   7,332,250
#   People's United Financial, Inc......................    68,700     987,219
    Peoples Bancorp of North Carolina, Inc..............       250       4,790
#   Peoples Bancorp, Inc................................    15,923     273,239
*   PHH Corp............................................    54,576     670,193
*   Phoenix Cos., Inc. (The)............................     2,631      96,689
    Pinnacle Financial Partners, Inc....................    23,924   1,192,611
*   Piper Jaffray Cos...................................       312      10,608
    PNC Financial Services Group, Inc. (The)............    88,465   7,665,492
    Popular, Inc........................................    56,536   1,421,315
    Premier Financial Bancorp, Inc......................     4,434      67,885
    Principal Financial Group, Inc......................   218,754   8,312,652
    Provident Financial Holdings, Inc...................       544       9,509
#   Provident Financial Services, Inc...................    21,059     413,599
    Prudential Financial, Inc...........................   497,625  34,873,560
    Pulaski Financial Corp..............................     4,550      64,701
#   Radian Group, Inc...................................   161,945   1,629,167
#   Regions Financial Corp.............................. 1,302,555  10,576,747
    Reinsurance Group of America, Inc...................   169,166  14,248,852
    RenaissanceRe Holdings, Ltd.........................    12,667   1,426,938
    Renasant Corp.......................................    42,102   1,336,738
#*  Republic First Bancorp, Inc.........................     2,174       8,957
    Resource America, Inc. Class A......................    21,051      91,782
    Riverview Bancorp, Inc..............................     1,682       7,266
#   Safety Insurance Group, Inc.........................    26,197   1,478,035
#   Sandy Spring Bancorp, Inc...........................     9,125     242,725
*   Select Bancorp, Inc.................................       600       4,884
#   Selective Insurance Group, Inc......................    45,200   1,415,212
    SI Financial Group, Inc.............................     5,661      79,028
    South State Corp....................................     8,549     571,501
*   Southern First Bancshares, Inc......................     1,216      27,542
    Southwest Bancorp, Inc..............................    16,974     284,145
    StanCorp Financial Group, Inc.......................    15,636   1,792,824
    State Auto Financial Corp...........................    15,100     329,633
    State Street Corp...................................    12,833     715,183
    Sterling Bancorp....................................    70,552   1,108,372
    Stewart Information Services Corp...................    12,271     435,130
*   Stratus Properties, Inc.............................     3,069      73,288
    Suffolk Bancorp.....................................       205       5,738
    SunTrust Banks, Inc.................................   287,532  10,517,921
    Symetra Financial Corp..............................    20,319     650,614
*   Synchrony Financial................................. 1,426,462  40,540,050
    Synovus Financial Corp..............................    22,796     695,962
    Timberland Bancorp, Inc.............................     2,500      31,225
#   Torchmark Corp......................................     7,000     380,380
    Travelers Cos., Inc. (The)..........................   132,163  14,146,728

                                     2169

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Trico Bancshares....................................       854 $     21,786
    Trustmark Corp......................................     4,194       90,758
    Umpqua Holdings Corp................................    34,932      505,815
*   Unico American Corp.................................     1,900       19,532
    Union Bankshares Corp...............................    37,042      850,855
    United Bankshares, Inc..............................    12,121      407,023
    United Financial Bancorp, Inc.......................     9,193      103,881
    United Fire Group, Inc..............................    24,429      943,692
*   United Security Bancshares..........................       420        2,188
    Unity Bancorp, Inc..................................     3,636       41,923
    Unum Group..........................................   517,445   14,819,625
    Validus Holdings, Ltd...............................     8,958      396,302
    Valley National Bancorp.............................       768        6,758
    Voya Financial, Inc.................................    14,373      439,526
    Washington Federal, Inc.............................    97,887    2,089,887
    Waterstone Financial, Inc...........................     1,426       19,750
    Wells Fargo & Co....................................   215,961   10,847,721
#   WesBanco, Inc.......................................    31,678      919,296
#   West BanCorp., Inc..................................    13,957      251,226
    Westfield Financial, Inc............................    10,811       86,272
    Wintrust Financial Corp.............................    24,224    1,019,588
#   WR Berkley Corp.....................................     5,305      266,046
    XL Group P.L.C......................................   240,766    8,730,175
    Zions Bancorporation................................    53,325    1,209,411
                                                                   ------------
Total Financials........................................            936,473,776
                                                                   ------------
Health Care -- (11.2%)
    Aceto Corp..........................................    31,686      724,025
#*  Addus HomeCare Corp.................................     2,044       43,353
#   Aetna, Inc..........................................   558,462   56,873,770
#*  Affymetrix, Inc.....................................    42,297      593,427
#*  Albany Molecular Research, Inc......................    24,874      405,944
*   Alere, Inc..........................................    45,800    1,703,760
*   Allergan P.L.C......................................   117,350   33,377,860
*   Amsurg Corp.........................................    30,743    2,250,080
    Analogic Corp.......................................     2,988      221,321
#*  AngioDynamics, Inc..................................    14,354      162,487
#*  Anika Therapeutics, Inc.............................    14,671      551,923
    Anthem, Inc.........................................   504,640   65,850,474
*   Arrhythmia Research Technology, Inc.................     1,200        5,208
#*  BioTelemetry, Inc...................................     2,014       19,012
*   Boston Scientific Corp.............................. 1,204,199   21,109,608
#*  Brookdale Senior Living, Inc........................     4,785       77,900
#*  Cambrex Corp........................................    43,567    1,509,161
    Cigna Corp..........................................    42,954    5,738,654
#*  Community Health Systems, Inc.......................   105,314    2,262,145
    CONMED Corp.........................................    43,239    1,597,249
#   Cooper Cos., Inc. (The).............................    13,956    1,830,329
*   Cross Country Healthcare, Inc.......................     7,595      109,368
#   CryoLife, Inc.......................................    17,502      172,045
*   Cumberland Pharmaceuticals, Inc.....................    23,319      115,662
*   Cutera, Inc.........................................    15,598      175,322
#*  Cynosure, Inc. Class A..............................     8,077      292,387

                                     2170

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
           Digirad Corp.................................    26,711 $    132,754
#*         Emergent Biosolutions, Inc...................     8,678      317,615
*          Enzo Biochem, Inc............................    41,397      196,222
*          Exactech, Inc................................     3,390       67,834
*          Express Scripts Holding Co...................   501,076   36,012,332
*          Five Star Quality Care, Inc..................    28,953       73,541
#*         Greatbatch, Inc..............................    41,672    1,608,956
#*         Hanger, Inc..................................    16,897      227,941
#*         Harvard Bioscience, Inc......................    32,107       95,358
*          Health Net, Inc..............................    44,958    2,977,119
#*         Healthways, Inc..............................    37,281      438,425
*          Hologic, Inc.................................   305,036   10,352,922
           Humana, Inc..................................   236,814   38,550,951
#*         Impax Laboratories, Inc......................     4,700      176,109
           Invacare Corp................................     7,330      112,955
           Kewaunee Scientific Corp.....................     1,631       27,466
#          Kindred Healthcare, Inc......................    56,891      549,567
#          LeMaitre Vascular, Inc.......................     5,100       74,460
*          LHC Group, Inc...............................     1,418       53,771
*          LifePoint Health, Inc........................    82,208    5,737,296
*          Magellan Health, Inc.........................    17,899    1,020,243
(degrees)* Medcath Corp.................................    29,240           --
           Medtronic P.L.C..............................   422,804   32,099,280
*          Merit Medical Systems, Inc...................    13,395      221,687
#*         Molina Healthcare, Inc.......................    24,941    1,369,510
           National Healthcare Corp.....................     6,484      409,465
*          Natus Medical, Inc...........................    15,698      553,825
#*         NuVasive, Inc................................     2,045       94,315
#*         Omnicell, Inc................................    35,405      990,986
           PerkinElmer, Inc.............................    76,500    3,696,480
           Pfizer, Inc.................................. 4,626,266  141,054,850
*          PharMerica Corp..............................    33,305      988,825
*          Prestige Brands Holdings, Inc................   111,489    5,204,307
*          RTI Surgical, Inc............................    73,086      234,606
*          SciClone Pharmaceuticals, Inc................    13,028      104,094
#          Select Medical Holdings Corp.................    42,204      402,204
*          SunLink Health Systems, Inc..................     1,750        1,225
*          SurModics, Inc...............................     5,593      111,580
*          Symmetry Surgical, Inc.......................    19,262      169,891
#          Teleflex, Inc................................    37,223    5,050,789
           Thermo Fisher Scientific, Inc................   499,520   65,966,611
#*         Triple-S Management Corp. Class B............    20,684      461,046
           UnitedHealth Group, Inc......................    89,716   10,331,695
#          Universal American Corp......................    84,328      532,953
*          VCA, Inc.....................................    69,140    3,544,808
#*         WellCare Health Plans, Inc...................    18,375    1,396,132
                                                                   ------------
Total Health Care.......................................            571,567,475
                                                                   ------------
Industrials -- (11.6%)
           AAR Corp.....................................    32,906      691,355
           ABM Industries, Inc..........................    64,500    1,936,935
           Acme United Corp.............................     1,030       14,266
#          Actuant Corp. Class A........................    44,986    1,047,274

                                     2171

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Industrials -- (Continued)
#   ADT Corp. (The).....................................   189,445 $ 5,603,783
#*  AECOM...............................................    55,835   1,532,112
*   Aegion Corp.........................................    42,549     767,158
#*  Aerovironment, Inc..................................    35,065     894,508
    AGCO Corp...........................................    58,973   2,876,113
*   Air Transport Services Group, Inc...................     6,308      61,377
    Alamo Group, Inc....................................    22,751   1,206,486
    Alaska Air Group, Inc...............................   105,252   7,409,741
    Albany International Corp. Class A..................    20,551     697,090
    AMERCO..............................................    29,431  10,790,876
*   Ameresco, Inc. Class A..............................       981       5,346
    American Railcar Industries, Inc....................    20,003     908,136
    Apogee Enterprises, Inc.............................    36,374   1,446,958
    ArcBest Corp........................................    12,135     249,132
    Argan, Inc..........................................        21         633
#   Astec Industries, Inc...............................    22,925     855,103
*   Atlas Air Worldwide Holdings, Inc...................    35,456   1,302,299
*   Avis Budget Group, Inc..............................    94,608   2,485,352
    Barnes Group, Inc...................................    36,400   1,183,364
*   BlueLinx Holdings, Inc..............................    17,052       6,650
    Brady Corp. Class A.................................    38,500     863,940
#   Briggs & Stratton Corp..............................    41,033     806,709
*   CAI International, Inc..............................    17,082     106,763
#*  Casella Waste Systems, Inc. Class A.................     5,201      30,946
#   Caterpillar, Inc....................................   107,902   6,715,820
*   CBIZ, Inc...........................................    38,149     385,305
    CDI Corp............................................    26,779     137,644
    Ceco Environmental Corp.............................     3,773      29,429
    Celadon Group, Inc..................................    24,642     195,657
    Chicago Rivet & Machine Co..........................       700      16,825
    CIRCOR International, Inc...........................    10,019     355,574
#   Columbus McKinnon Corp..............................    17,542     250,851
    Comfort Systems USA, Inc............................    44,560   1,262,830
    Compx International, Inc............................       500       5,050
    Covanta Holding Corp................................    94,292   1,333,289
#*  Covenant Transportation Group, Inc. Class A.........     7,080     138,272
*   CPI Aerostructures, Inc.............................     4,626      40,524
*   CRA International, Inc..............................     7,613     141,830
    CSX Corp............................................ 1,242,950  28,612,709
    Curtiss-Wright Corp.................................    46,353   3,198,357
*   DigitalGlobe, Inc...................................    21,971     287,820
    Douglas Dynamics, Inc...............................    30,234     600,447
*   Ducommun, Inc.......................................    12,645     187,146
#*  Dycom Industries, Inc...............................    39,867   2,641,587
    Dynamic Materials Corp..............................     1,436       8,774
    Eastern Co. (The)...................................    10,193     169,306
    Eaton Corp. P.L.C...................................    98,845   4,992,661
    EMCOR Group, Inc....................................    50,540   2,309,678
    Encore Wire Corp....................................    19,966     742,935
*   Energy Recovery, Inc................................     1,783      11,055
    EnerSys.............................................    43,239   2,094,065
    Engility Holdings, Inc..............................     7,988     107,918
    Ennis, Inc..........................................    48,483     968,206

                                     2172

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    EnPro Industries, Inc...............................    17,635 $    784,228
    ESCO Technologies, Inc..............................    17,601      606,002
    Espey Manufacturing & Electronics Corp..............     1,671       41,107
    Essendant, Inc......................................    24,021      717,267
*   Esterline Technologies Corp.........................    44,968    3,539,431
    Federal Signal Corp.................................   141,916    2,098,938
#   FedEx Corp..........................................   142,324   18,912,013
#   Fortune Brands Home & Security, Inc.................   149,626    7,270,327
*   Franklin Covey Co...................................     3,046       53,945
    FreightCar America, Inc.............................     9,404      179,146
*   FTI Consulting, Inc.................................    25,736      872,193
*   Furmanite Corp......................................    31,044      162,671
    G&K Services, Inc. Class A..........................    29,714    1,912,987
#   GATX Corp...........................................    65,445    2,681,936
*   Gencor Industries, Inc..............................     8,766      103,351
#   General Electric Co................................. 3,873,888  112,730,141
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       59,496
*   Gibraltar Industries, Inc...........................    24,203      514,072
*   GP Strategies Corp..................................    18,583      449,523
    Granite Construction, Inc...........................    27,179    1,049,925
#*  Great Lakes Dredge & Dock Corp......................    69,820      240,181
#   Greenbrier Cos., Inc. (The).........................    22,451      580,583
#   Griffon Corp........................................    67,323    1,021,963
    H&E Equipment Services, Inc.........................    59,629      694,678
*   Hawaiian Holdings, Inc..............................    18,070      636,245
    Heidrick & Struggles International, Inc.............    18,234      480,648
#*  Hertz Global Holdings, Inc..........................   278,411    2,527,972
*   Hill International, Inc.............................    27,154       91,781
    Huntington Ingalls Industries, Inc..................    47,666    6,095,528
    Hurco Cos., Inc.....................................     7,910      213,570
*   Huron Consulting Group, Inc.........................     4,001      224,496
    Hyster-Yale Materials Handling, Inc.................    12,246      636,057
*   ICF International, Inc..............................    31,660    1,083,089
#   Ingersoll-Rand P.L.C................................   213,109   10,968,720
    Insteel Industries, Inc.............................    17,578      430,837
*   JetBlue Airways Corp................................   324,893    6,923,470
    Kadant, Inc.........................................     5,786      224,555
    KAR Auction Services, Inc...........................    18,100      604,902
    KBR, Inc............................................     3,600       51,336
    Kennametal, Inc.....................................     1,000       17,700
*   Key Technology, Inc.................................     3,199       23,193
    Kimball International, Inc. Class B.................    31,258      301,327
    Korn/Ferry International............................    33,148    1,021,290
*   Kratos Defense & Security Solutions, Inc............     2,711        8,648
    L-3 Communications Holdings, Inc....................   100,470   11,738,915
#*  Lawson Products, Inc................................     8,847      171,455
    LB Foster Co. Class A...............................     6,682       77,043
#*  LMI Aerospace, Inc..................................    13,807      136,275
    LS Starrett Co. (The) Class A.......................     4,097       39,454
    LSI Industries, Inc.................................    27,715      319,831
*   Lydall, Inc.........................................    14,605      412,591
    Manpowergroup, Inc..................................    22,886    1,747,346
#   Marten Transport, Ltd...............................    47,782      801,782

                                     2173

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
    Matson, Inc.........................................  62,316 $ 2,518,190
    Matthews International Corp. Class A................  12,387     618,235
    McGrath RentCorp....................................  17,552     428,444
*   Mfri, Inc...........................................   8,900      56,960
    Miller Industries, Inc..............................  20,099     431,928
#   Mobile Mini, Inc....................................  54,461   1,411,629
*   Moog, Inc. Class A..................................  35,339   1,637,256
    Mueller Industries, Inc.............................  30,912     786,710
    Mueller Water Products, Inc. Class A................ 185,957   1,526,707
    Multi-Color Corp....................................     308      19,413
#*  MYR Group, Inc......................................  19,582     391,836
    National Presto Industries, Inc.....................     571      45,160
*   Navigant Consulting, Inc............................  12,297     194,170
    Nielsen Holdings P.L.C..............................  16,256     782,889
*   NL Industries, Inc..................................  43,869      91,248
    NN, Inc.............................................  18,396     222,960
    Norfolk Southern Corp............................... 545,229  38,438,644
    Northrop Grumman Corp............................... 175,493  32,476,735
#*  Northwest Pipe Co...................................   6,690      64,023
#*  NOW, Inc............................................  62,737     850,714
*   On Assignment, Inc..................................  53,951   2,085,206
    Orbital ATK, Inc....................................  56,610   5,107,920
#   Oshkosh Corp........................................  14,466     476,365
    Owens Corning....................................... 149,300   6,896,167
#*  PAM Transportation Services, Inc....................  15,437     398,738
#   Pentair P.L.C....................................... 117,934   5,557,050
#   Powell Industries, Inc..............................   7,529     188,526
*   PowerSecure International, Inc......................  19,459     213,660
    Precision Castparts Corp............................   6,312   1,483,004
#   Providence and Worcester Railroad Co................     850      11,050
    Quad/Graphics, Inc..................................   2,390      24,091
    Quanex Building Products Corp.......................  21,431     396,688
*   Quanta Services, Inc................................ 168,307   3,147,341
    Raytheon Co.........................................  96,954  12,433,381
    RCM Technologies, Inc...............................  20,293     100,856
    Regal Beloit Corp...................................  16,070     903,295
#*  Republic Airways Holdings, Inc......................  48,736     103,808
    Republic Services, Inc.............................. 429,755  18,780,293
    Resources Connection, Inc...........................  25,955     392,180
*   Roadrunner Transportation Systems, Inc..............     879       6,962
#*  Rush Enterprises, Inc. Class A......................  32,603     622,717
*   Rush Enterprises, Inc. Class B......................  18,522     347,843
    Ryder System, Inc...................................  89,844   4,777,005
#*  Saia, Inc...........................................   8,925     190,906
*   SIFCO Industries, Inc...............................   6,623      51,328
    SkyWest, Inc........................................  38,506     578,360
*   SL Industries, Inc..................................     300       9,000
    Southwest Airlines Co............................... 645,761  24,293,529
*   Sparton Corp........................................   9,132     156,522
*   SPX FLOW, Inc.......................................  12,803     305,224
#   Standex International Corp..........................  22,341   1,613,467
    Stanley Black & Decker, Inc......................... 154,919  14,615,058
    Steelcase, Inc. Class A.............................  55,469     707,784

                                     2174

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A....................   1,433 $      8,340
    TAL International Group, Inc........................  24,053      271,318
    Terex Corp..........................................  27,578      617,747
    Tetra Tech, Inc.....................................  45,222    1,197,931
#*  Titan Machinery, Inc................................   2,883       24,477
*   TRC Cos., Inc.......................................  23,870      210,772
    Trinity Industries, Inc............................. 183,814    3,937,296
    Triumph Group, Inc..................................  57,456    1,465,128
#*  Tutor Perini Corp...................................  33,844      447,079
#   Twin Disc, Inc......................................     900       10,296
#   Tyco International P.L.C............................ 240,619    8,274,887
*   Ultralife Corp......................................   3,309       18,630
    UniFirst Corp.......................................  18,705    1,969,636
    Union Pacific Corp.................................. 888,128   63,945,216
    Universal Forest Products, Inc......................  31,800    2,190,702
*   USA Truck, Inc......................................  15,105      244,248
*   Vectrus, Inc........................................   4,069       80,403
#*  Veritiv Corp........................................   9,437      291,131
*   Versar, Inc.........................................   5,526       14,368
    Viad Corp...........................................  23,193      683,498
*   Virco Manufacturing Corp............................  12,601       39,063
    VSE Corp............................................     305       18,300
    Waste Connections, Inc..............................   2,800      167,916
#   Watts Water Technologies, Inc. Class A..............  53,615    2,641,611
    Werner Enterprises, Inc.............................  34,105      823,636
#*  Wesco Aircraft Holdings, Inc........................   6,228       70,314
#*  WESCO International, Inc............................  11,687      471,921
*   Willdan Group, Inc..................................   1,000        8,560
*   Willis Lease Finance Corp...........................   6,713      118,887
#*  XPO Logistics, Inc..................................  12,216      279,136
                                                                 ------------
Total Industrials.......................................          589,519,751
                                                                 ------------
Information Technology -- (8.4%)
    Activision Blizzard, Inc............................ 982,162   34,198,881
*   Actua Corp..........................................   1,184       11,201
#*  Acxiom Corp.........................................   7,769      145,280
#*  Agilysys, Inc.......................................  16,899      167,300
#*  Alpha & Omega Semiconductor, Ltd....................     419        4,001
#*  Amtech Systems, Inc.................................   6,195       35,126
*   ANADIGICS, Inc......................................   6,921        4,776
#*  ARRIS International P.L.C........................... 140,787    3,585,845
*   Arrow Electronics, Inc.............................. 182,170    9,399,972
    Astro-Med, Inc......................................   6,285       98,612
    Avnet, Inc.......................................... 139,400    5,564,848
#   AVX Corp............................................  86,630      994,512
*   Aware, Inc..........................................  14,326       42,405
*   Axcelis Technologies, Inc...........................     700        1,834
*   AXT, Inc............................................  16,521       41,468
#   Bel Fuse, Inc. Class A..............................   3,874       53,035
    Bel Fuse, Inc. Class B..............................  11,837      179,567
*   Benchmark Electronics, Inc..........................  62,063    1,303,323
    Black Box Corp......................................  18,611      141,816
*   Blackhawk Network Holdings, Inc.....................  25,926      977,151

                                     2175

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
#*  Blucora, Inc........................................    81,156 $   700,376
    Brocade Communications Systems, Inc.................   461,513   3,682,874
    Brooks Automation, Inc..............................    50,847     484,572
*   Bsquare Corp........................................     4,065      25,000
*   CACI International, Inc. Class A....................    24,830   2,062,628
#*  Calix, Inc..........................................    16,027     123,087
#*  Cascade Microtech, Inc..............................    24,071     381,525
    Checkpoint Systems, Inc.............................    27,235     176,483
*   CIBER, Inc..........................................    34,165     111,036
    Cisco Systems, Inc.................................. 3,369,701  80,165,187
    Cohu, Inc...........................................    28,915     350,161
    Communications Systems, Inc.........................    10,127      73,117
    Computer Sciences Corp..............................   161,200   5,169,684
    Comtech Telecommunications Corp.....................    15,569     303,907
    Concurrent Computer Corp............................    13,740      69,524
    Convergys Corp......................................   197,364   4,823,576
*   CoreLogic, Inc......................................    96,545   3,446,657
#   Corning, Inc........................................   816,154  15,188,626
*   Cray, Inc...........................................    12,866     506,792
    CSP, Inc............................................     2,414      13,518
    CSRA, Inc...........................................   161,200   4,316,936
    CTS Corp............................................    66,936   1,054,242
*   CyberOptics Corp....................................     3,281      28,709
#   Cypress Semiconductor Corp..........................    52,022     408,893
*   Datalink Corp.......................................    28,408     203,969
*   Digi International, Inc.............................    25,438     231,995
*   Diodes, Inc.........................................     4,709      90,083
*   DSP Group, Inc......................................    46,713     447,043
    EarthLink Holdings Corp.............................    83,735     495,711
*   EchoStar Corp. Class A..............................    23,551     827,347
*   Edgewater Technology, Inc...........................    13,603     105,967
    Electro Rent Corp...................................    24,062     210,302
*   Electro Scientific Industries, Inc..................     6,085      36,753
*   Electronics for Imaging, Inc........................    58,110   2,404,592
    EMC Corp............................................   342,124   8,474,412
*   Emcore Corp.........................................       744       4,509
#*  EnerNOC, Inc........................................    13,197      69,284
*   Entegris, Inc.......................................       300       3,498
    Epiq Systems, Inc...................................    23,453     293,632
*   ePlus, Inc..........................................     8,745     828,239
*   Euronet Worldwide, Inc..............................    23,278   1,856,886
#*  Exar Corp...........................................    51,341     282,376
*   Fabrinet............................................     4,055     101,010
*   Fairchild Semiconductor International, Inc..........   118,008   2,417,984
    Fidelity National Information Services, Inc.........   151,857   9,070,419
#*  Finisar Corp........................................    61,526     781,380
*   First Solar, Inc....................................    28,266   1,940,744
#*  FormFactor, Inc.....................................    30,568     254,020
*   Frequency Electronics, Inc..........................    10,976      97,467
*   GSE Systems, Inc....................................    10,238      21,602
#*  GSI Technology, Inc.................................     5,863      20,227
    Hackett Group, Inc. (The)...........................    53,321     787,551
*   Harmonic, Inc.......................................    22,962      75,775

                                     2176

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
    Hewlett Packard Enterprise Co.......................   810,974 $11,159,002
    HP, Inc.............................................    79,891     775,742
*   Hutchinson Technology, Inc..........................    13,656      50,527
    IAC/InterActiveCorp.................................   125,298   6,507,978
#*  ID Systems, Inc.....................................    17,291      69,337
    Ingram Micro, Inc. Class A..........................   277,679   7,830,548
*   Insight Enterprises, Inc............................    42,100     994,823
*   Integrated Device Technology, Inc...................   155,683   3,966,803
    Intel Corp.......................................... 2,293,214  71,135,498
#*  Internap Corp.......................................    32,386     125,010
    Intersil Corp. Class A..............................   119,798   1,557,374
#*  Intevac, Inc........................................     2,584      11,550
*   IntriCon Corp.......................................     2,835      21,206
#*  Itron, Inc..........................................    33,397   1,100,765
    IXYS Corp...........................................     3,055      36,446
    Juniper Networks, Inc...............................   212,100   5,005,560
*   Key Tronic Corp.....................................    17,623     133,582
*   Kimball Electronics, Inc............................    23,443     235,368
*   Kulicke & Soffa Industries, Inc.....................    71,688     725,483
*   KVH Industries, Inc.................................    19,858     191,630
#*  Lattice Semiconductor Corp..........................   108,469     527,159
    Lexmark International, Inc. Class A.................    35,849   1,011,300
*   Limelight Networks, Inc.............................    18,463      23,079
    ManTech International Corp. Class A.................     2,048      59,044
    Marvell Technology Group, Ltd.......................   166,418   1,472,799
#*  Maxwell Technologies, Inc...........................     2,521      17,571
#   Mentor Graphics Corp................................    35,620     619,076
*   Mercury Systems, Inc................................     2,055      39,230
    Methode Electronics, Inc............................    79,272   2,065,828
#*  Micron Technology, Inc..............................   758,908   8,370,755
*   Microsemi Corp......................................     7,940     251,698
    MKS Instruments, Inc................................    61,200   2,168,928
    MOCON, Inc..........................................       700       9,177
#*  ModusLink Global Solutions, Inc.....................    68,955     148,253
    NCI, Inc. Class A...................................       686       8,657
#*  NETGEAR, Inc........................................       428      15,994
*   Newport Corp........................................    64,756     986,234
#*  Novatel Wireless, Inc...............................    10,953      11,829
    Optical Cable Corp..................................    10,793      25,903
*   PAR Technology Corp.................................    12,896      75,055
    Park Electrochemical Corp...........................     1,642      26,732
    PC Connection, Inc..................................    39,267     886,256
    PC-Tel, Inc.........................................    30,854     147,791
*   PCM, Inc............................................    10,471      86,386
*   Perceptron, Inc.....................................     8,428      55,625
*   Photronics, Inc.....................................    79,712     951,761
*   Plexus Corp.........................................    10,626     371,379
*   Polycom, Inc........................................    36,977     376,796
*   Qorvo, Inc..........................................    24,909     986,396
    QUALCOMM, Inc.......................................   208,569   9,456,518
*   Qualstar Corp.......................................     2,118       1,461
*   Rambus, Inc.........................................     1,069      13,085
*   RealNetworks, Inc...................................    17,952      64,986

                                     2177

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Reis, Inc...........................................    13,511 $    304,673
#   RF Industries, Ltd..................................     2,823       11,659
    Richardson Electronics, Ltd.........................    15,464       79,640
#*  Rofin-Sinar Technologies, Inc.......................     4,978      126,889
#*  Rogers Corp.........................................     7,543      358,066
#*  Rovi Corp...........................................    19,000      369,740
*   Rudolph Technologies, Inc...........................    16,097      206,203
    SanDisk Corp........................................    13,097      925,958
*   Sanmina Corp........................................    39,846      746,714
*   ScanSource, Inc.....................................    14,745      462,698
#*  Seachange International, Inc........................     8,687       54,033
*   ShoreTel, Inc.......................................     3,200       26,272
*   Sonus Networks, Inc.................................     6,622       39,732
#   SS&C Technologies Holdings, Inc.....................    25,793    1,658,232
*   StarTek, Inc........................................    22,913       91,881
#*  SunPower Corp.......................................    18,322      466,112
#*  Super Micro Computer, Inc...........................     5,886      175,285
#*  Support.com, Inc....................................    15,100       13,033
*   Sykes Enterprises, Inc..............................    20,292      597,397
    SYNNEX Corp.........................................    55,900    4,692,805
*   Synopsys, Inc.......................................     4,200      180,180
#*  Tech Data Corp......................................    82,952    5,176,205
*   TeleCommunication Systems, Inc. Class A.............    42,347      210,041
#*  Telenav, Inc........................................     9,865       56,822
    Teradyne, Inc.......................................    26,789      520,510
#   Tessco Technologies, Inc............................     8,689      143,542
    Tessera Technologies, Inc...........................    48,635    1,401,661
    TheStreet, Inc......................................     2,840        3,720
#*  TTM Technologies, Inc...............................    55,241      322,055
*   United Online, Inc..................................    17,780      188,646
#*  Veeco Instruments, Inc..............................    15,978      297,830
*   Virtusa Corp........................................    30,064    1,344,462
#   Vishay Intertechnology, Inc.........................   151,731    1,738,837
*   Vishay Precision Group, Inc.........................    16,480      194,794
#   Western Digital Corp................................   212,781   10,209,232
*   Xcerra Corp.........................................    20,165      110,504
    Xerox Corp.......................................... 1,007,652    9,824,607
*   XO Group, Inc.......................................     6,284       93,632
*   Yahoo!, Inc......................................... 1,048,770   30,949,203
                                                                   ------------
Total Information Technology............................            430,393,318
                                                                   ------------
Materials -- (1.9%)
    A Schulman, Inc.....................................    32,960      834,547
#   Alcoa, Inc..........................................   995,255    7,255,409
#   Allegheny Technologies, Inc.........................    22,777      213,648
#*  AM Castle & Co......................................    24,982       45,967
    Ampco-Pittsburgh Corp...............................     4,007       41,753
    Ashland, Inc........................................   112,560   10,666,186
    Axiall Corp.........................................    26,423      473,764
    Bemis Co., Inc......................................    25,154    1,204,122
    Cabot Corp..........................................    46,280    1,866,935
#*  Century Aluminum Co.................................    15,822       74,680
*   Chemtura Corp.......................................    49,368    1,295,416

                                     2178

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
*           Clearwater Paper Corp.........................  16,822 $   658,750
            Commercial Metals Co..........................  85,208   1,186,095
*           Core Molding Technologies, Inc................  11,847     128,303
            Domtar Corp...................................   8,107     261,451
            Dow Chemical Co. (The)........................  11,060     464,520
#           Freeport-McMoRan, Inc......................... 327,519   1,506,587
            Friedman Industries, Inc......................  13,926      66,845
            FutureFuel Corp...............................   6,104      76,422
            Graphic Packaging Holding Co.................. 154,000   1,749,440
            Greif, Inc. Class A...........................   4,885     129,111
#           Huntsman Corp.................................  50,242     433,588
            International Paper Co........................ 493,615  16,886,569
            Kaiser Aluminum Corp..........................  27,181   2,113,051
            KapStone Paper and Packaging Corp.............  80,984   1,196,944
*           Kraton Performance Polymers, Inc..............   5,435      79,786
#*          Louisiana-Pacific Corp........................ 173,457   2,726,744
#           Martin Marietta Materials, Inc................  23,633   2,967,832
            Materion Corp.................................  18,497     452,992
            Mercer International, Inc.....................  21,725     159,679
            Minerals Technologies, Inc....................  34,280   1,405,137
#           Mosaic Co. (The)..............................  17,274     416,303
            Myers Industries, Inc.........................  57,792     658,251
            Neenah Paper, Inc.............................   7,684     464,421
            Newmont Mining Corp...........................  48,146     960,994
*           Northern Technologies International Corp......   3,035      31,564
#           Nucor Corp....................................  83,945   3,279,731
            Olin Corp.....................................  69,801   1,182,429
#           Olympic Steel, Inc............................   9,986      93,269
            PH Glatfelter Co..............................  50,600     746,856
#           PolyOne Corp..................................   5,174     140,008
            Reliance Steel & Aluminum Co..................  93,801   5,341,029
*           Resolute Forest Products, Inc.................   1,817      10,248
            Schnitzer Steel Industries, Inc. Class A......     400       5,380
            Sensient Technologies Corp....................  38,101   2,273,487
            Steel Dynamics, Inc...........................  94,919   1,741,764
#*          Stillwater Mining Co..........................  55,630     364,377
            SunCoke Energy, Inc...........................  62,210     235,154
            Synalloy Corp.................................   5,144      36,265
            Tredegar Corp.................................  27,973     367,285
#           Tronox, Ltd. Class A..........................   1,600       5,712
#*          Universal Stainless & Alloy Products, Inc.....   6,269      42,880
            Vulcan Materials Co...........................  58,246   5,137,297
#           Westlake Chemical Corp........................ 158,152   7,192,753
#           WestRock Co................................... 200,591   7,076,850
            Worthington Industries, Inc...................  47,320   1,447,519
                                                                   -----------
Total Materials...........................................          97,874,099
                                                                   -----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409          --

                                     2179

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES       VALUE+
                                                        ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares..............        900 $           --
                                                                   --------------
Total Other............................................                        --
                                                                   --------------
Telecommunication Services -- (4.6%)
            AT&T, Inc..................................  5,441,020    196,203,181
            Atlantic Tele-Network, Inc.................         84          6,467
#           CenturyLink, Inc...........................    512,432     13,026,022
            Frontier Communications Corp...............    696,949      3,171,118
*           General Communication, Inc. Class A........     45,867        831,110
#*          Iridium Communications, Inc................     14,800        103,008
*           Lumos Networks Corp........................        500          5,790
#*          ORBCOMM, Inc...............................     44,499        324,843
            Shenandoah Telecommunications Co...........    112,708      2,590,030
            Spok Holdings, Inc.........................     12,522        225,521
#*          Sprint Corp................................    422,600      1,276,252
#*          T-Mobile US, Inc...........................    113,786      4,568,508
            Telephone & Data Systems, Inc..............    111,207      2,578,890
*           United States Cellular Corp................      7,591        285,725
            Verizon Communications, Inc................    187,958      9,392,261
*           Vonage Holdings Corp.......................     85,934        440,842
                                                                   --------------
Total Telecommunication Services.......................               235,029,568
                                                                   --------------
Utilities -- (0.1%)
*           Calpine Corp...............................     62,921        963,320
            Consolidated Water Co., Ltd................      6,656         77,409
            NRG Energy, Inc............................    263,762      2,806,428
            Ormat Technologies, Inc....................     20,134        712,744
            UGI Corp...................................     78,988      2,685,592
                                                                   --------------
Total Utilities........................................                 7,245,493
                                                                   --------------
TOTAL COMMON STOCKS....................................             4,846,888,756
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights..................      8,393         15,863
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16.................................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights...    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights...    157,807          7,701
TOTAL RIGHTS/WARRANTS..................................                   183,722
                                                                   --------------
TOTAL INVESTMENT SECURITIES............................             4,847,072,478
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid
            Reserves, 0.358%........................... 45,872,868     45,872,868
                                                                   --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@        DFA Short Term Investment Fund............. 18,398,566    212,871,404
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,331,201,032)^^..............................            $5,105,816,750
                                                                   ==============

                                     2180

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  904,762,251           --   --    $  904,762,251
   Consumer Staples...........    413,057,415           --   --       413,057,415
   Energy.....................    660,965,610           --   --       660,965,610
   Financials.................    936,473,776           --   --       936,473,776
   Health Care................    571,567,475           --   --       571,567,475
   Industrials................    589,519,751           --   --       589,519,751
   Information Technology.....    430,393,318           --   --       430,393,318
   Materials..................     97,874,099           --   --        97,874,099
   Other......................             --           --   --                --
   Telecommunication Services.    235,029,568           --   --       235,029,568
   Utilities..................      7,245,493           --   --         7,245,493
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....     45,872,868           --   --        45,872,868
Securities Lending Collateral.             --  212,871,404   --       212,871,404
Futures Contracts**...........      1,322,372           --   --         1,322,372
                               -------------- ------------   --    --------------
TOTAL......................... $4,894,083,996 $213,055,126   --    $5,107,139,122
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2181

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2016, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio

                                     2182
uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Series.

2. FUTURES CONTRACTS: Certain Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.


                                     2183

At January 31, 2016, the Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                             UNREALIZED APPROXIMATE
                                                              EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                          DESCRIPTION            DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
The U.S. Large Cap Value Series.... S&P 500 Emini Index(R)     03/18/16    1,390    $134,142   $1,482     $6,394

                                     2184

                                                                                         UNREALIZED APPROXIMATE
                                                          EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                       DESCRIPTION           DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
The DFA International Value
  Series........................ Mini MSCI EAFE Index(R)   03/18/16     400     $32,032     $154      $1,506
The DFA International Value
  Series........................ S&P 500 Emini Index(R)    03/18/16     405      39,085      362       1,838
                                                                                -------     ----      ------
                                                                                $71,117     $516      $3,434
                                                                                -------     ----      ------

                                     2185

                                                                                        UNREALIZED APPROXIMATE
                                                         EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                    DESCRIPTION             DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
The Emerging Markets Series. Mini MSCI Emerging Markets
                               Index(R)                   03/18/16     662     $24,752    $1,652     $1,192

                                     2186

                                                                                           UNREALIZED APPROXIMATE
                                                            EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                       DESCRIPTION             DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
The Emerging Markets Small Cap  Mini MSCI Emerging Markets
  Series.......................   Index(R)                   03/18/16     325     $12,152     $555       $585

                                     2187

                                                                                        UNREALIZED APPROXIMATE
                                                         EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                      DESCRIPTION           DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
The Tax-Managed U.S. Marketwide
  Value Series.................. S&P 500 Emini Index(R)   03/18/16     300     $28,952    $1,322     $1,425

                                     2188

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series.............. $14,019,850,480
         The DFA International Value Series...........   9,629,580,770
         The Japanese Small Company Series............   2,688,799,383
         The Asia Pacific Small Company Series........   1,814,545,320
         The United Kingdom Small Company Series......   1,581,512,168
         The Continental Small Company Series.........   3,520,463,572
         The Emerging Markets Series..................   4,131,243,517
         The Emerging Markets Small Cap Series........   5,866,929,800
         The Tax-Managed U.S. Marketwide Value Series.   3,331,807,107

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay

                                     2189
or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     2190

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                             ---------- -----------
COMMON STOCKS -- (91.6%)

BRAZIL -- (3.9%)
    Aliansce Shopping Centers SA............................    426,600 $ 1,120,236
*   B2W Cia Digital.........................................     66,400     220,860
    Banco Alfa de Investimento SA...........................     62,900      87,278
    Banco Bradesco SA.......................................    280,441   1,381,699
    Banco do Brasil SA...................................... 11,814,302  41,190,845
    Banco Santander Brasil SA...............................    306,218   1,005,275
#   Banco Santander Brasil SA ADR...........................     17,200      55,040
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros.. 29,361,462  75,799,142
*   Brasil Brokers Participacoes SA.........................  1,311,600     462,517
    BrasilAgro--Co. Brasileira de Propriedades Agricolas....     14,300      33,970
#   Braskem SA Sponsored ADR................................    242,130   2,903,139
    Cia Siderurgica Nacional SA.............................  6,050,885   5,406,641
    Cosan SA Industria e Comercio...........................  1,932,551  12,188,791
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  3,470,017   6,213,765
    Direcional Engenharia SA................................  1,762,761   1,456,529
    Duratex SA..............................................  3,335,760   4,428,978
    Embraer SA..............................................    513,596   3,707,095
    Embraer SA ADR..........................................    160,017   4,605,289
    Eternit SA..............................................    267,002     122,240
    Even Construtora e Incorporadora SA.....................  6,392,145   6,610,217
    Ez Tec Empreendimentos e Participacoes SA...............  1,080,463   3,341,267
    Fibria Celulose SA......................................  1,872,259  20,630,502
#   Fibria Celulose SA Sponsored ADR........................  3,265,753  36,086,570
    GAEC Educacao SA........................................      5,600      14,017
#*  Gafisa SA ADR...........................................  2,278,791   2,643,398
    Gerdau SA...............................................  1,919,263   1,249,562
#   Gerdau SA Sponsored ADR................................. 14,092,350  12,824,038
    Guararapes Confeccoes SA................................     54,000     545,403
    Helbor Empreendimentos SA...............................  1,265,189     474,569
*   Hypermarcas SA..........................................  3,359,966  18,842,901
*   International Meal Co Alimentacao SA....................    412,378     371,159
*   International Meal Co. Alimentacao SA...................    244,400     220,126
    Iochpe Maxion SA........................................  1,231,412   3,295,730
    JBS SA.................................................. 13,001,375  35,222,509
*   JHSF Participacoes SA...................................  1,027,074     321,252
    Kepler Weber SA.........................................     12,200      36,694
    Klabin SA...............................................  1,516,941   7,974,111
    Kroton Educacional SA................................... 11,401,407  24,320,012
*   Log-in Logistica Intermodal SA..........................    207,700      43,255
    LPS Brasil Consultoria de Imoveis SA....................     63,900      42,407
*   Magnesita Refratarios SA................................    657,953   2,436,189
*   Marfrig Global Foods SA.................................  4,195,544   6,419,774
    Marisa Lojas SA.........................................      6,200       6,861
*   Mills Estruturas e Servicos de Engenharia SA............    557,446     347,564
    MRV Engenharia e Participacoes SA.......................  6,723,424  15,427,358
*   Paranapanema SA.........................................  3,723,443   1,770,682
*   PDG Realty SA Empreendimentos e Participacoes...........      9,730       4,925
*   Petroleo Brasileiro SA.................................. 11,390,637  19,899,954
#*  Petroleo Brasileiro SA Sponsored ADR.................... 22,510,212  78,110,436
    Porto Seguro SA.........................................    597,704   3,916,125
*   Profarma Distribuidora de Produtos Farmaceuticos SA.....     11,325      11,432

                                     2191

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                     SHARES      VALUE++
                                                   ----------- ------------
BRAZIL -- (Continued)
    QGEP Participacoes SA.........................   1,408,166 $  1,472,388
    Rodobens Negocios Imobiliarios SA.............     263,216      286,367
*   Rumo Logistica Operadora Multimodal SA........     565,369      268,309
    Santos Brasil Participacoes SA................     173,900      518,703
    Sao Carlos Empreendimentos e Participacoes SA.      39,000      180,600
    Sao Martinho SA...............................     365,851    4,379,457
    Ser Educacional SA............................      64,300      121,646
    SLC Agricola SA...............................   1,081,791    4,433,759
*   Springs Global Participacoes SA...............      82,800       49,474
    Sul America SA................................   1,575,022    7,129,884
    Technos SA....................................      39,400       30,455
    Tecnisa SA....................................   1,870,598    1,096,071
*   Tereos Internacional SA.......................      11,913      159,548
    TPI--Triunfo Participacoes e Investimentos SA.     445,500      505,893
    Usinas Siderurgicas de Minas Gerais SA........     524,300      419,241
    Vale SA.......................................   5,757,434   14,083,844
#   Vale SA Sponsored ADR.........................  18,793,165   46,043,254
*   Vanguarda Agro SA.............................      97,733      152,330
    Via Varejo SA(B7VY430)........................     167,924       51,871
    Via Varejo SA(BGSHPP4)........................     368,759      269,519
                                                               ------------
TOTAL BRAZIL                                                    547,502,941
                                                               ------------
CHILE -- (1.5%)
    CAP SA........................................     372,637      768,309
    Cementos BIO BIO SA...........................     665,307      478,315
    Cencosud SA...................................   8,488,405   17,334,984
    Cencosud SA ADR...............................      56,591      356,523
*   Cia Sud Americana de Vapores SA...............  94,343,951    1,787,400
    Cintac SA.....................................     155,202       18,929
    Corpbanca SA.................................. 906,149,228    6,876,415
    Cristalerias de Chile SA......................     264,624    1,669,827
    Embotelladora Andina SA Class A ADR...........      15,478      224,276
    Empresa Nacional de Telecomunicaciones SA.....       2,318       22,693
    Empresas CMPC SA..............................  19,895,045   45,147,171
    Empresas COPEC SA.............................   2,406,302   20,740,062
    Empresas Hites SA.............................   1,794,180      558,073
    Enersis SA....................................  73,866,823   17,608,027
    Enersis SA Sponsored ADR......................   5,503,912   64,891,122
    Gasco SA......................................     161,080    1,148,731
    Grupo Security SA.............................   1,143,589      304,459
    Inversiones Aguas Metropolitanas SA...........   5,939,333    8,073,577
*   Latam Airlines Group SA.......................   1,721,207    8,889,473
#*  Latam Airlines Group SA Sponsored ADR.........   1,181,163    6,047,555
    Masisa SA.....................................  43,593,930      993,228
    PAZ Corp. SA..................................   2,201,345    1,142,367
    Ripley Corp. SA...............................  12,647,623    4,998,363
    Salfacorp SA..................................   2,630,437    1,312,939
    Sigdo Koppers SA..............................      76,067       87,518
    Sociedad Matriz SAAM SA.......................  52,428,575    3,265,730
    Sociedad Quimica y Minera de Chile SA Class A.       2,348       56,129
    Socovesa SA...................................   5,773,726      913,851
*   Tech Pack SA..................................     626,034      179,800
    Vina Concha y Toro SA.........................   1,001,016    1,594,303

                                     2192

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES      VALUE++
                                                             ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA..............................   3,919,137 $     36,484
                                                                         ------------
TOTAL CHILE                                                               217,526,633
                                                                         ------------
CHINA -- (13.3%)
    361 Degrees International, Ltd..........................   9,113,000    2,997,988
#   Agile Property Holdings, Ltd............................  19,562,999    9,449,556
    Agricultural Bank of China, Ltd. Class H................ 188,329,000   67,714,379
    Air China, Ltd. Class H.................................   5,788,000    3,755,507
*   Aluminum Corp. of China, Ltd. ADR.......................     108,122      814,159
    AMVIG Holdings, Ltd.....................................   5,381,100    2,077,737
#   Angang Steel Co., Ltd. Class H..........................   7,438,640    3,264,772
    Anhui Tianda Oil Pipe Co., Ltd. Class H.................     672,863       91,364
#*  Anton Oilfield Services Group...........................     342,000       29,048
#*  Anxin-China Holdings, Ltd...............................   6,152,000       57,086
    Asia Cement China Holdings Corp.........................   7,169,500    1,476,139
#*  Asian Citrus Holdings, Ltd..............................   4,633,000      276,758
#   AVIC International Holdings, Ltd. Class H...............   3,214,000    1,450,777
    Bank of China, Ltd. Class H............................. 535,573,817  209,715,091
    Bank of Chongqing Co., Ltd. Class H.....................     186,000      145,679
    Bank of Communications Co., Ltd. Class H................  46,287,574   28,299,273
#   Baoye Group Co., Ltd. Class H...........................   2,755,120    1,655,476
#   BBMG Corp. Class H......................................   5,000,500    2,816,584
    Beijing Capital International Airport Co., Ltd. Class H.   9,137,599    8,301,368
    Beijing Capital Land, Ltd. Class H......................  12,475,060    4,677,742
    Beijing Enterprises Holdings, Ltd.......................   2,013,500   10,131,348
    Beijing North Star Co., Ltd. Class H....................   5,310,000    1,507,607
#   Bosideng International Holdings, Ltd....................   6,554,000      515,966
*   BYD Electronic International Co., Ltd...................   5,098,636    2,161,971
    C C Land Holdings, Ltd..................................  17,948,286    5,596,910
    Carrianna Group Holdings Co., Ltd.......................   3,880,391      372,405
    Central China Real Estate, Ltd..........................   8,040,350    1,467,915
    Changshouhua Food Co., Ltd..............................      70,000       31,647
#*  Chaoda Modern Agriculture Holdings, Ltd.................  10,257,412      249,713
*   Chigo Holding, Ltd......................................  36,676,000      460,794
#   China Aerospace International Holdings, Ltd.............  25,382,000    2,901,420
#*  China Agri-Industries Holdings, Ltd.....................  14,534,500    3,945,996
    China Aoyuan Property Group, Ltd........................  13,617,000    2,514,094
*   China Automation Group, Ltd.............................   4,009,000      409,361
    China BlueChemical, Ltd. Class H........................   5,650,878    1,187,625
    China Child Care Corp., Ltd.............................     700,000       56,017
    China Cinda Asset Management Co., Ltd. Class H..........  18,897,000    5,946,185
*   China CITIC Bank Corp., Ltd. Class H....................  16,286,112    9,515,804
#   China Coal Energy Co., Ltd. Class H.....................  28,198,000    9,657,731
    China Communications Construction Co., Ltd. Class H.....  18,739,327   16,738,971
    China Communications Services Corp., Ltd. Class H.......  26,313,071   10,226,056
    China Construction Bank Corp. Class H................... 594,958,101  364,754,656
#*  China COSCO Holdings Co., Ltd. Class H..................   2,037,000      729,234
*   China Dredging Environment Protection Holdings, Ltd.....     974,000      166,812
    China Everbright Bank Co., Ltd. Class H.................     964,000      455,366
    China Everbright, Ltd...................................   5,907,869   12,299,281
#*  China Fiber Optic Network System Group, Ltd.............   1,598,000      100,563
    China Financial Services Holdings, Ltd..................   1,250,000       85,832
    China Galaxy Securities Co., Ltd. Class H...............   1,320,500      973,406

                                     2193

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES     VALUE++
                                                                ---------- -----------
CHINA -- (Continued)
*   China Glass Holdings, Ltd..................................  8,410,000 $   886,177
*   China High Precision Automation Group, Ltd.................    429,000      12,612
*   China High Speed Transmission Equipment Group Co., Ltd.....  8,618,000   6,603,322
#   China Hongqiao Group, Ltd..................................  5,516,000   3,015,300
*   China Household Holdings, Ltd..............................  9,925,000     111,157
*   China Huiyuan Juice Group, Ltd.............................    356,483     130,517
*   China ITS Holdings Co., Ltd................................  5,486,147     419,841
#   China Jinmao Holdings Group, Ltd........................... 43,994,580  11,571,606
    China Longevity Group Co., Ltd.............................  1,152,649      38,072
#*  China Lumena New Materials Corp............................ 52,602,000          --
    China Merchants Holdings International Co., Ltd............  5,168,143  14,264,708
#   China Merchants Land, Ltd..................................  9,082,000   1,275,977
*   China Metal Recycling Holdings, Ltd........................  3,259,800     740,707
    China Minsheng Banking Corp., Ltd. Class H................. 11,738,500  10,432,873
#   China National Building Material Co., Ltd. Class H......... 33,746,000  14,030,045
#   China National Materials Co., Ltd. Class H................. 14,033,000   2,443,522
*   China New Town Development Co., Ltd........................ 11,705,522     363,369
#*  China Oil & Gas Group, Ltd.................................  3,880,000     223,645
*   China Oriental Group Co., Ltd..............................     26,000         727
#   China Overseas Grand Oceans Group, Ltd.....................  2,826,000     965,243
    China Petroleum & Chemical Corp. ADR.......................  1,111,578  62,592,946
    China Petroleum & Chemical Corp. Class H................... 37,981,575  21,457,241
#*  China Precious Metal Resources Holdings Co., Ltd........... 24,030,000     793,845
*   China Properties Group, Ltd................................  5,447,000     971,813
#   China Railway Construction Corp., Ltd. Class H.............  7,973,514   8,028,361
#*  China Rare Earth Holdings, Ltd............................. 14,010,600     827,138
    China Resources Beer Holdings Company, Ltd.................    205,038     325,919
    China Resources Cement Holdings, Ltd.......................  2,114,000     512,148
#*  China Sanjiang Fine Chemicals Co., Ltd.....................    653,000      62,706
    China SCE Property Holdings, Ltd...........................  6,544,000   1,408,280
#*  China Shanshui Cement Group, Ltd........................... 19,122,000   5,087,174
    China Shenhua Energy Co., Ltd. Class H.....................  7,921,500  11,981,321
#*  China Shipping Container Lines Co., Ltd. Class H...........  2,967,700     581,205
#   China South City Holdings, Ltd.............................  7,424,000   1,399,759
    China Starch Holdings, Ltd................................. 18,995,000     343,484
*   China Taifeng Beddings Holdings, Ltd.......................    640,000      16,656
    China Tianyi Holdings, Ltd.................................  2,936,000     452,804
    China Travel International Investment Hong Kong, Ltd....... 22,775,631   7,754,030
    China Unicom Hong Kong, Ltd. ADR...........................  7,246,321  80,361,700
*   China Vanadium Titano--Magnetite Mining Co., Ltd........... 11,955,000     357,508
#*  China Yurun Food Group, Ltd................................  6,534,000     898,226
#   China ZhengTong Auto Services Holdings, Ltd................  9,205,000   3,403,089
#   China Zhongwang Holdings, Ltd.............................. 17,992,954   8,172,212
    Chongqing Machinery & Electric Co., Ltd. Class H........... 12,618,000   1,361,768
#   Chongqing Rural Commercial Bank Co., Ltd. Class H.......... 16,546,000   8,383,036
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..  1,188,000     158,704
    CIFI Holdings Group Co., Ltd...............................  3,766,000     723,636
*   CITIC Dameng Holdings, Ltd.................................  1,221,000      55,646
#*  CITIC Resources Holdings, Ltd.............................. 20,764,000   1,590,909
    CITIC, Ltd................................................. 22,153,483  31,469,713
#*  Citychamp Watch & Jewellery Group, Ltd..................... 16,205,108   2,372,783
    Clear Media, Ltd...........................................    346,000     301,425
    CNOOC, Ltd................................................. 59,096,000  60,461,751

                                     2194

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES      VALUE++
                                                                ----------- ------------
CHINA -- (Continued)
#   CNOOC, Ltd. Sponsored ADR..................................     177,754 $ 18,054,474
    Comba Telecom Systems Holdings, Ltd........................   2,964,499      451,836
#*  Comtec Solar Systems Group, Ltd............................   7,620,000      563,450
#   Concord New Energy Group, Ltd..............................   3,180,000      140,158
*   Coolpad Group, Ltd.........................................   1,204,000      184,184
#   Cosco International Holdings, Ltd..........................   5,648,000    2,940,409
#   COSCO Pacific, Ltd.........................................  18,915,007   21,444,895
#   Country Garden Holdings Co., Ltd...........................  15,237,800    5,866,388
#   CPMC Holdings, Ltd.........................................     217,000      110,350
*   DaChan Food Asia, Ltd......................................   3,195,000      303,488
#   Dah Chong Hong Holdings, Ltd...............................   2,995,000    1,139,091
*   Daphne International Holdings, Ltd.........................   1,872,000      254,454
    Digital China Holdings, Ltd................................   2,535,000    2,637,898
    Dongfeng Motor Group Co., Ltd. Class H.....................  11,466,000   13,694,541
    Dongyue Group, Ltd.........................................   2,725,000      525,084
#*  Dynasty Fine Wines Group, Ltd..............................   9,228,600      320,238
    Embry Holdings, Ltd........................................     539,000      264,191
#   Evergrande Real Estate Group, Ltd..........................  46,438,000   31,079,522
*   Evergreen International Holdings, Ltd......................   1,609,000      155,792
    Fantasia Holdings Group Co., Ltd...........................  20,923,015    2,260,934
#   Fosun International, Ltd...................................   6,731,683    8,901,401
#   Fufeng Group, Ltd..........................................   2,135,000      686,275
#   Future Land Development Holdings, Ltd......................   1,972,000      240,663
*   Global Bio-Chem Technology Group Co., Ltd..................   6,452,360      142,424
*   Glorious Property Holdings, Ltd............................  28,617,000    2,993,721
#   Golden Meditech Holdings, Ltd..............................  13,352,667    1,780,977
#   Goldlion Holdings, Ltd.....................................   1,904,000      706,389
#   GOME Electrical Appliances Holding, Ltd....................  70,115,000    9,828,175
#*  Greenland Hong Kong Holdings, Ltd..........................   2,172,575      606,174
*   Greentown China Holdings, Ltd..............................   8,520,091    6,403,353
    Guangshen Railway Co., Ltd. Sponsored ADR..................     385,452    8,140,746
#   Guangzhou R&F Properties Co., Ltd. Class H.................  12,417,914   13,436,145
#*  Guodian Technology & Environment Group Corp., Ltd. Class H.   4,569,000      320,517
#*  Hanergy Thin Film Power Group, Ltd.........................  14,642,000      400,614
#   Harbin Electric Co., Ltd. Class H..........................   6,335,474    2,294,606
#   Hengdeli Holdings, Ltd.....................................   6,856,000      744,447
*   Hidili Industry International Development, Ltd.............   4,462,000       83,637
#   Hilong Holding, Ltd........................................   1,788,000      224,081
#*  HKC Holdings, Ltd..........................................  18,678,878      307,575
    HNA Infrastructure Co., Ltd. Class H.......................   1,646,000    1,893,834
#*  Honghua Group, Ltd.........................................   2,517,000      116,610
    Hopefluent Group Holdings, Ltd.............................     950,000      224,355
#*  Hopson Development Holdings, Ltd...........................  10,166,000    9,457,090
#   Hua Han Health Industry Holdings, Ltd. Class H.............   8,584,000      871,545
    Huishang Bank Corp., Ltd. Class H..........................     233,000      104,508
    Hydoo International Holding, Ltd...........................     584,000       64,175
    Industrial & Commercial Bank of China, Ltd. Class H........ 306,252,996  159,386,562
    Inspur International, Ltd..................................     345,343       57,718
    Jiangxi Copper Co., Ltd. Class H...........................   5,825,000    5,932,426
    Ju Teng International Holdings, Ltd........................  10,986,249    4,347,488
*   Kai Yuan Holdings, Ltd.....................................  46,420,000      372,769
#*  Kaisa Group Holdings, Ltd..................................  22,755,632      855,436
*   Kasen International Holdings, Ltd..........................   1,807,000      240,904

                                     2195

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES      VALUE++
                                                                     ----------- -----------
CHINA -- (Continued)
#   Kingboard Chemical Holdings, Ltd................................   8,300,345 $12,763,740
    Kingboard Laminates Holdings, Ltd...............................  10,298,500   4,156,877
    Kunlun Energy Co., Ltd..........................................   7,298,000   5,506,392
    KWG Property Holding, Ltd.......................................  13,451,000   8,648,970
#*  Labixiaoxin Snacks Group, Ltd...................................   2,491,000     254,287
    Lai Fung Holdings, Ltd..........................................  52,935,525     836,644
    Le Saunda Holdings, Ltd.........................................     120,000      24,154
    Lee & Man Paper Manufacturing, Ltd..............................   3,172,000   1,797,626
    Leoch International Technology, Ltd.............................     190,000      14,209
*   Lingbao Gold Co., Ltd. Class H..................................   1,372,000     244,295
    Longfor Properties Co., Ltd.....................................     953,000   1,221,210
    Lonking Holdings, Ltd...........................................  22,237,000   2,879,774
*   Loudong General Nice Resources China Holdings, Ltd..............   4,915,800     419,826
#*  Maanshan Iron & Steel Co., Ltd. Class H.........................   1,522,000     281,619
#   Maoye International Holdings, Ltd...............................  15,066,000   1,637,193
    Merry Garden Holdings, Ltd......................................     690,000      15,107
    Metallurgical Corp. of China, Ltd. Class H......................   4,892,659   1,143,044
*   MIE Holdings Corp...............................................   5,924,000     632,659
    MIN XIN Holdings, Ltd...........................................     708,418     631,622
*   Mingfa Group International Co., Ltd.............................     608,000     148,895
    Minmetals Land, Ltd.............................................  16,155,205   1,531,736
    Minth Group, Ltd................................................     490,000     896,992
#*  MMG, Ltd........................................................  12,700,000   2,338,009
    MOBI Development Co., Ltd.......................................     379,000      54,166
    Nature Home Holding Co., Ltd....................................     154,000      19,118
    New World China Land, Ltd.......................................  23,640,600  22,983,889
    New World Department Store China, Ltd...........................   2,021,000     272,131
    Nine Dragons Paper Holdings, Ltd................................  17,618,000  11,132,961
#*  North Mining Shares Co., Ltd....................................   5,520,000      65,720
*   O-Net Technologies Group, Ltd...................................   2,505,000     623,582
    Overseas Chinese Town Asia Holdings, Ltd........................     442,000     162,817
#   Parkson Retail Group, Ltd.......................................   9,692,000   1,117,121
    Peak Sport Products Co., Ltd....................................   5,924,000   1,505,093
#   Poly Property Group Co., Ltd....................................  21,773,488   5,954,189
#*  Pou Sheng International Holdings, Ltd...........................  12,169,529   2,140,877
#   Powerlong Real Estate Holdings, Ltd.............................  12,684,000   2,272,325
#*  Prosperity International Holdings HK, Ltd.......................  17,080,000     464,106
    Qingling Motors Co., Ltd. Class H...............................   9,494,000   2,632,502
*   Qunxing Paper Holdings Co., Ltd.................................   5,020,071     243,879
*   Real Gold Mining, Ltd...........................................   3,137,500     106,050
#   Real Nutriceutical Group, Ltd...................................  11,046,000   1,014,616
#*  Renhe Commercial Holdings Co., Ltd..............................  42,691,000   1,772,054
#   REXLot Holdings, Ltd............................................  37,241,621     789,742
    Samson Holding, Ltd.............................................   7,812,452     895,513
#*  Sany Heavy Equipment International Holdings Co., Ltd............   4,972,000   1,006,981
*   Scud Group, Ltd.................................................   3,368,000      84,407
*   Semiconductor Manufacturing International Corp.................. 122,747,000  10,817,594
*   Semiconductor Manufacturing International Corp. ADR.............   1,303,026   5,616,042
    Shandong Chenming Paper Holdings, Ltd. Class H..................   3,253,318   2,082,232
    Shanghai Industrial Holdings, Ltd...............................   6,328,918  13,821,016
#   Shanghai Industrial Urban Development Group, Ltd................   7,708,000   1,353,188
#   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H.   3,826,000   1,419,852
    Shanghai Prime Machinery Co., Ltd. Class H......................   6,882,000     882,976

                                     2196

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES     VALUE++
                                                            ---------- -----------
CHINA -- (Continued)
    Shenguan Holdings Group, Ltd...........................    336,000 $    36,992
    Shenzhen International Holdings, Ltd...................  6,521,117  10,245,847
    Shenzhen Investment, Ltd............................... 30,582,440  11,821,856
    Shimao Property Holdings, Ltd.......................... 17,196,035  24,423,362
*   Shougang Concord International Enterprises Co., Ltd.... 39,728,208   1,032,024
#   Shougang Fushan Resources Group, Ltd................... 34,894,594   3,798,104
#   Shui On Land, Ltd...................................... 34,454,303   8,401,977
*   Shunfeng International Clean Energy, Ltd...............  1,866,000     269,924
    Silver Grant International Industries, Ltd............. 10,530,804   1,333,307
*   SIM Technology Group, Ltd..............................  8,253,000     349,491
    Sino-Ocean Land Holdings, Ltd.......................... 33,523,102  16,996,674
    Sinofert Holdings, Ltd.................................  1,346,000     181,580
#*  Sinolink Worldwide Holdings, Ltd....................... 10,652,508   1,274,259
#   SinoMedia Holding, Ltd.................................    110,000      28,242
    Sinopec Engineering Group Co., Ltd. Class H............    160,500     135,181
#   Sinotrans Shipping, Ltd................................  9,405,416   1,476,251
    Sinotruk Hong Kong, Ltd................................  8,316,335   2,761,420
    Skyworth Digital Holdings, Ltd......................... 18,475,467   9,576,607
#   SOHO China, Ltd........................................ 19,239,888   9,001,897
    Springland International Holdings, Ltd.................    362,000      71,628
#*  SPT Energy Group, Inc..................................  2,484,000     196,231
*   SRE Group, Ltd......................................... 21,316,285     818,097
#   Sunac China Holdings, Ltd..............................    383,000     239,086
#   TCC International Holdings, Ltd........................ 22,146,583   3,238,291
#   Tian An China Investment Co., Ltd......................  6,284,000   3,092,399
#   Tiangong International Co., Ltd........................ 19,085,944   1,283,932
    Tianjin Port Development Holdings, Ltd................. 20,105,657   2,797,112
*   Tianneng Power International, Ltd......................  2,392,280   1,794,985
    Times Property Holdings, Ltd...........................     71,000      28,235
    Tomson Group, Ltd......................................  1,444,282     328,497
    Tonly Electronics Holdings, Ltd........................    204,330     107,105
    Top Spring International Holdings, Ltd.................    108,000      49,914
    TPV Technology, Ltd....................................  7,700,496     859,032
    Travelsky Technology, Ltd. Class H.....................  3,467,500   5,304,712
#   Trigiant Group, Ltd....................................    778,000     139,256
*   Trony Solar Holdings Co., Ltd..........................  8,775,000     133,077
#   Truly International Holdings, Ltd......................  4,060,000     922,625
#   V1 Group, Ltd..........................................  4,044,000     207,302
#   Weiqiao Textile Co. Class H............................  6,092,500   2,722,342
    Welling Holding, Ltd...................................    548,000      89,183
#   West China Cement, Ltd................................. 22,020,000   4,540,260
*   Wuzhou International Holdings, Ltd.....................    496,000      51,686
#   Xiamen International Port Co., Ltd. Class H............  8,494,000   1,503,840
*   Xinchen China Power Holdings, Ltd......................    337,000      51,214
    Xingda International Holdings, Ltd..................... 11,861,000   2,216,426
    Xinhua Winshare Publishing and Media Co., Ltd. Class H.  4,557,000   3,669,429
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H......  2,692,000     226,849
    Xiwang Special Steel Co., Ltd..........................  5,283,000     682,262
*   Yanchang Petroleum International, Ltd.................. 22,180,000     517,011
#   Yanzhou Coal Mining Co., Ltd. Class H..................  9,512,000   3,896,935
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR............     25,445     101,780
#   Yingde Gases Group Co., Ltd............................  2,042,000     772,590
    Yip's Chemical Holdings, Ltd...........................    752,000     214,313

                                     2197

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
CHINA -- (Continued)
    Youyuan International Holdings, Ltd..............................    777,251 $      236,165
    Yuanda China Holdings, Ltd.......................................  1,702,000         68,480
#   Yuexiu Property Co., Ltd......................................... 84,270,786     12,255,923
#   Yuzhou Properties Co., Ltd.......................................  9,936,960      2,306,464
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H..........    424,600        157,373
*   Zhong An Real Estate, Ltd........................................  7,089,800        670,854
#   Zhongsheng Group Holdings, Ltd...................................  2,189,000      1,112,828
    Zhuhai Holdings Investment Group, Ltd............................    526,000         85,246
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H.  7,329,400      1,926,933
                                                                                 --------------
TOTAL CHINA                                                                       1,857,148,758
                                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA...............................................    270,409      1,123,649
    Cementos Argos SA................................................    487,795      1,456,326
    Constructora Conconcreto SA......................................     86,988         28,621
    Ecopetrol SA.....................................................  1,789,081        561,387
#   Ecopetrol SA Sponsored ADR.......................................    441,576      2,843,749
*   Fabricato SA.....................................................    140,238            684
    Grupo Argos SA...................................................    636,030      3,235,857
    Grupo de Inversiones Suramericana SA.............................  1,118,448     12,198,153
    Grupo Nutresa SA.................................................    440,622      3,159,861
    Mineros SA.......................................................     65,037         39,032
                                                                                 --------------
TOTAL COLOMBIA                                                                       24,647,319
                                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S..........................................................  1,504,050     25,012,955
    Pegas Nonwovens SA...............................................    129,282      3,636,664
#*  Unipetrol A.S....................................................  1,403,228      8,894,693
                                                                                 --------------
TOTAL CZECH REPUBLIC                                                                 37,544,312
                                                                                 --------------
GREECE -- (0.1%)
*   Alpha Bank AE....................................................    121,090        245,588
    Bank of Greece...................................................     26,513        270,415
*   Ellaktor SA......................................................  1,053,403      1,359,277
*   Elval Holdings SA................................................      8,595          9,346
*   GEK Terna Holding Real Estate Construction SA....................    826,303      1,229,734
*   Hellenic Petroleum SA............................................    426,008      1,799,418
*   Intracom Holdings SA.............................................  1,511,057        558,793
*   Intralot SA-Integrated Lottery Systems & Services................     67,352         87,220
*   Marfin Investment Group Holdings SA..............................     74,389          5,763
    Mytilineos Holdings SA...........................................    523,731      1,822,328
*   Piraeus Bank SA..................................................     33,640          6,749
    Terna Energy SA..................................................     18,509         43,352
                                                                                 --------------
TOTAL GREECE                                                                          7,437,983
                                                                                 --------------
HUNGARY -- (0.6%)
*   FHB Mortgage Bank P.L.C..........................................      3,954         10,736
    MOL Hungarian Oil & Gas P.L.C....................................    268,901     13,074,414

                                     2198

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES     VALUE++
                                               ---------- -----------
HUNGARY -- (Continued)
#   OTP Bank P.L.C............................  3,306,999 $70,349,063
                                                          -----------
TOTAL HUNGARY                                              83,434,213
                                                          -----------
INDIA -- (11.5%)
    Aarti Industries..........................    103,807     759,922
    Aban Offshore, Ltd........................    315,580     891,600
    ACC, Ltd..................................    286,631   5,250,512
    Adani Enterprises, Ltd....................  3,691,188   3,991,666
    Adani Ports & Special Economic Zone, Ltd..  4,936,216  15,457,154
*   Adani Power, Ltd.......................... 13,046,142   5,542,466
*   Adani Transmissions, Ltd..................  3,440,779   1,868,358
    Aditya Birla Fashion & Retail.............  4,824,914  15,801,676
    Aditya Birla Nuvo, Ltd....................    927,868  11,986,487
    Aegis Logistics, Ltd......................     23,770      36,507
    AIA Engineering, Ltd......................      1,111      13,464
    Alembic, Ltd..............................    397,146     232,101
    Allahabad Bank............................  1,939,760   1,539,817
    Allcargo Logistics, Ltd...................    313,204     865,636
*   Alok Industries, Ltd...................... 11,757,318     899,277
    Ambuja Cements, Ltd.......................  1,581,930   4,597,632
*   Amtek Auto, Ltd...........................  1,769,340     991,259
    Anant Raj, Ltd............................    657,518     369,945
    Andhra Bank...............................  2,694,402   2,079,201
    Apar Industries, Ltd......................    143,371   1,047,805
    Apollo Tyres, Ltd.........................  6,656,396  14,594,430
*   Arvind Infrastructure, Ltd................    383,891     590,015
    Arvind, Ltd...............................  4,581,134  22,145,697
    Ashoka Buildcon, Ltd......................    136,524     390,230
    Atul, Ltd.................................     17,491     375,096
    Axis Bank, Ltd............................  4,285,837  26,075,588
    Bajaj Finance, Ltd........................     56,942   4,992,010
    Bajaj Finserv, Ltd........................    230,335   6,344,142
    Bajaj Holdings & Investment, Ltd..........    407,777   9,005,077
    Balkrishna Industries, Ltd................     87,588     787,541
    Ballarpur Industries, Ltd.................  4,581,296   1,075,340
    Balmer Lawrie & Co., Ltd..................    229,406   1,958,811
*   Balrampur Chini Mills, Ltd................  2,168,825   2,850,859
    Bank of Baroda............................  5,608,868  10,399,551
    Bank of India.............................  1,268,195   1,890,990
    Bank Of Maharashtra.......................  1,081,429     475,733
*   BGR Energy Systems, Ltd...................    169,812     287,426
    Bharat Electronics, Ltd...................     31,773     577,875
    Bharat Heavy Electricals, Ltd............. 11,460,709  23,557,667
    Bharti Airtel, Ltd........................  7,972,567  34,578,503
*   Bhushan Steel, Ltd........................     86,802      48,053
    Biocon, Ltd...............................    820,670   5,966,497
    Birla Corp., Ltd..........................    161,021     912,271
    Bombay Dyeing & Manufacturing Co., Ltd....  1,505,200   1,188,851
    Brigade Enterprises, Ltd..................    150,832     346,646
    Cairn India, Ltd..........................  8,315,795  15,111,105
    Canara Bank...............................  1,435,901   4,104,532
*   Castex Technologies, Ltd..................    556,473      90,732
    Ceat, Ltd.................................    688,917   9,662,614

                                     2199

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES     VALUE++
                                                     ---------- -----------
INDIA -- (Continued)
    Central Bank Of India...........................    739,261 $   682,613
    Century Textiles & Industries, Ltd..............    568,343   4,422,400
    Chambal Fertilizers and Chemicals, Ltd..........  2,799,765   2,380,603
    Chennai Super Kings Cricket, Ltd................  5,080,767     168,417
    Cholamandalam Investment and Finance Co., Ltd...      8,103      75,553
    City Union Bank, Ltd............................  1,451,610   1,704,922
    Container Corp. Of India, Ltd...................     70,653   1,240,562
    Coromandel International, Ltd...................    199,236     496,539
    Corp. Bank......................................  1,779,348   1,024,783
    Cox & Kings, Ltd................................  1,151,964   3,914,869
*   Cranes Software International, Ltd..............    114,443       5,139
    Crompton Greaves, Ltd...........................  1,220,350   3,102,503
    Cyient, Ltd.....................................     48,371     313,279
    Dalmia Bharat, Ltd..............................    172,238   1,850,415
*   DB Realty, Ltd..................................  1,101,045     833,876
*   DCB Bank, Ltd...................................  2,725,707   3,155,495
    DCM Shriram, Ltd................................    424,659     800,902
    Deepak Fertilisers & Petrochemicals Corp., Ltd..    641,512   1,410,422
    Delta Corp., Ltd................................    301,603     334,957
*   DEN Networks, Ltd...............................    391,341     484,926
    Dena Bank.......................................    622,025     331,963
    Dewan Housing Finance Corp., Ltd................  1,027,125   2,807,834
    Dishman Pharmaceuticals & Chemicals, Ltd........    844,924   4,156,029
    DLF, Ltd........................................  5,961,200   8,577,653
    Edelweiss Financial Services, Ltd...............  2,423,857   1,875,413
    EID Parry India, Ltd............................  1,184,411   3,214,005
    EIH, Ltd........................................  1,037,809   1,776,535
    Electrosteel Castings, Ltd......................    894,946     296,530
    Engineers India, Ltd............................    329,901     935,854
*   Eros International Media, Ltd...................    427,986   1,071,361
    Escorts, Ltd....................................    845,361   1,699,844
*   Ess Dee Aluminium, Ltd..........................     14,309      38,111
    Essel Propack, Ltd..............................    927,506   2,246,129
    Eveready Industries India, Ltd..................    120,051     442,457
    Exide Industries, Ltd...........................  1,382,448   2,466,821
    FDC, Ltd........................................     24,663      71,104
    Federal Bank, Ltd............................... 17,028,932  11,640,763
    Finolex Cables, Ltd.............................    724,187   2,467,966
    Finolex Industries, Ltd.........................    479,591   2,261,819
*   Firstsource Solutions, Ltd......................  6,173,744   3,421,532
*   Fortis Healthcare, Ltd..........................    832,604   2,206,201
    Future Retail, Ltd..............................  1,592,191   3,309,062
    Gabriel India, Ltd..............................     60,232      78,343
    GAIL India, Ltd.................................  5,018,817  27,376,256
    Gateway Distriparks, Ltd........................    115,768     516,829
    Gati, Ltd.......................................    626,607   1,065,879
    Geometric, Ltd..................................    160,708     378,252
    GHCL, Ltd.......................................    131,432     233,118
    GIC Housing Finance, Ltd........................     57,870     190,583
*   Global Offshore Services, Ltd...................     46,753     230,504
    GOCL Corp., Ltd.................................     76,678     161,630
    Godfrey Phillips India, Ltd.....................      6,908     125,140
    Godrej Properties, Ltd..........................    109,656     487,729

                                     2200

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDIA -- (Continued)
    Graphite India, Ltd..................................    725,730 $    790,631
    Grasim Industries, Ltd...............................     15,142      757,485
    Great Eastern Shipping Co., Ltd. (The)...............  1,083,552    5,404,216
    Gujarat Alkalies & Chemicals, Ltd....................    487,490    1,320,607
    Gujarat Fluorochemicals, Ltd.........................    384,532    2,700,131
    Gujarat Mineral Development Corp., Ltd...............  1,393,052    1,276,683
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    729,530      892,680
    Gujarat State Fertilizers & Chemicals, Ltd...........  2,186,080    2,267,538
    Gujarat State Petronet, Ltd..........................  2,879,180    6,059,782
    Gulf Oil Lubricants India, Ltd.......................    108,843      829,167
    HBL Power Systems, Ltd...............................     74,867       44,457
*   HCL Infosystems, Ltd.................................    462,162      313,152
    HEG, Ltd.............................................    133,269      268,358
*   HeidelbergCement India, Ltd..........................    337,834      351,304
*   Hexa Tradex, Ltd.....................................     68,892       16,723
    Hikal, Ltd...........................................     71,697      164,034
*   Himachal Futuristic Communications, Ltd..............  6,555,727    2,036,295
    Himatsingka Seide, Ltd...............................    508,655    1,525,180
    Hindalco Industries, Ltd............................. 17,579,040   18,385,169
    Hinduja Global Solutions, Ltd........................     60,085      420,576
*   Hindustan Construction Co., Ltd......................  4,906,646    1,595,098
*   Hotel Leela Venture, Ltd.............................    466,035      131,690
    HSIL, Ltd............................................    366,404    1,487,893
    HT Media, Ltd........................................    511,237      589,096
    Huhtamaki PPL, Ltd...................................      3,997       12,957
    ICICI Bank, Ltd......................................  5,467,134   18,527,569
    ICICI Bank, Ltd. Sponsored ADR....................... 16,722,630  111,205,489
    IDBI Bank, Ltd.......................................  2,555,651    2,222,711
    Idea Cellular, Ltd...................................  7,683,025   11,800,445
*   IDFC Bank, Ltd.......................................  6,072,777    4,719,369
    IDFC, Ltd............................................  6,072,777    3,644,519
    IFCI, Ltd............................................  8,336,481    2,786,049
*   IIFL Holdings, Ltd...................................  2,946,008    9,137,974
    IL&FS Transportation Networks, Ltd...................    304,330      359,992
*   India Cements, Ltd. (The)............................  4,883,917    6,810,834
    Indiabulls Housing Finance, Ltd......................  1,907,000   20,098,190
    Indian Bank..........................................  1,292,356    1,756,287
*   Indian Hotels Co., Ltd...............................  4,812,315    7,973,280
*   Inox Leisure, Ltd....................................     48,039      155,219
*   Intellect Design Arena, Ltd..........................    709,280    2,447,283
*   ITD Cementation India, Ltd...........................     46,907       69,751
    J Kumar Infraprojects, Ltd...........................     39,222      209,512
    Jain Irrigation Systems, Ltd.........................  7,851,178    7,435,459
*   Jaiprakash Associates, Ltd........................... 17,658,065    2,294,632
    Jammu & Kashmir Bank, Ltd. (The).....................  3,264,142    3,461,192
*   Jaypee Infratech, Ltd................................  6,993,111    1,112,281
    JB Chemicals & Pharmaceuticals, Ltd..................    588,409    2,320,492
    JBF Industries, Ltd..................................    432,833    1,435,701
    Jindal Poly Films, Ltd...............................    368,634    2,813,892
    Jindal Saw, Ltd......................................  3,328,288    2,466,001
*   Jindal Steel & Power, Ltd............................  6,340,870    6,043,534
    JK Cement, Ltd.......................................    260,669    1,918,262
    JK Lakshmi Cement, Ltd...............................    463,249    2,069,323

                                     2201

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                  --------- -----------
INDIA -- (Continued)
    JK Tyre & Industries, Ltd.................... 2,025,735 $ 2,737,190
    JM Financial, Ltd............................ 4,893,478   2,855,545
    JSW Energy, Ltd.............................. 9,008,274  10,267,102
    JSW Steel, Ltd............................... 2,298,944  36,142,172
    Jubilant Life Sciences, Ltd..................   993,088   5,163,511
    Kakinada Fertilizers, Ltd.................... 2,082,494      64,490
    Kalpataru Power Transmission, Ltd............   859,787   2,526,828
    Karnataka Bank, Ltd. (The)................... 2,171,417   3,178,351
    Karur Vysya Bank, Ltd. (The).................   378,358   2,513,669
    Kaveri Seed Co., Ltd.........................   249,519   1,197,124
    KCP, Ltd.....................................    37,400      39,391
    KEC International, Ltd....................... 2,051,279   3,734,688
*   Kesoram Industries, Ltd......................   659,522     908,476
    Kirloskar Brothers, Ltd......................     7,852      14,819
    Kirloskar Oil Engines, Ltd...................   293,581   1,048,645
    Kolte-Patil Developers, Ltd..................   276,886     433,556
    Kotak Mahindra Bank, Ltd.....................   385,119   3,894,795
    KPIT Technologies, Ltd.......................   892,800   1,930,378
    KRBL, Ltd....................................   651,273   2,334,842
*   KSK Energy Ventures, Ltd.....................    34,137      24,000
    L&T Finance Holdings, Ltd.................... 2,596,577   2,246,259
    Lakshmi Machine Works, Ltd...................     4,000     210,349
    Lakshmi Vilas Bank, Ltd. (The)...............    63,313      87,540
    Larsen & Toubro, Ltd......................... 1,262,468  20,596,209
    LIC Housing Finance, Ltd..................... 1,023,154   7,253,400
    Maharashtra Seamless, Ltd....................    95,955     210,255
    Mahindra & Mahindra Financial Services, Ltd..   647,755   1,999,767
    Mahindra & Mahindra, Ltd..................... 1,092,488  19,913,518
    Mahindra Holidays & Resorts India, Ltd.......    27,439     161,303
    Mahindra Lifespace Developers, Ltd...........   181,645   1,236,544
    Manappuram Finance, Ltd...................... 1,840,737     782,951
    McLeod Russel India, Ltd.....................   853,022   1,960,428
    Merck, Ltd...................................    71,579     763,830
    MOIL, Ltd....................................    13,736      41,251
    Motilal Oswal Financial Services, Ltd........     4,955      20,965
    Mphasis, Ltd.................................   400,366   2,712,858
    MRF, Ltd.....................................    12,719   6,709,638
    Muthoot Finance, Ltd.........................   183,207     517,267
    National Aluminium Co., Ltd.................. 4,705,877   2,404,127
    Nava Bharat Ventures, Ltd....................    68,819     159,052
    Navin Fluorine International Ltd.............     1,828      46,960
    NCC, Ltd..................................... 7,995,928   7,686,376
    Nectar Lifesciences, Ltd.....................   268,595     178,691
    NIIT Technologies, Ltd.......................   684,344   5,553,861
*   NIIT, Ltd....................................   195,137     248,440
    Nilkamal, Ltd................................    59,055   1,176,607
*   Nirvikara Paper Mills, Ltd...................     3,846       3,268
    Oberoi Realty, Ltd...........................   586,244   2,112,162
    OCL India, Ltd...............................   101,606     721,274
    OMAXE, Ltd...................................   684,458   1,364,935
    OnMobile Global, Ltd.........................   145,043     280,970
    Orient Cement, Ltd...........................   608,983   1,287,039
    Oriental Bank of Commerce....................   975,550   1,622,462

                                     2202

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
INDIA -- (Continued)
*   Parsvnath Developers, Ltd........................  1,080,235 $    303,425
    PC Jeweller, Ltd.................................    577,546    3,590,646
    Peninsula Land, Ltd..............................     31,142        9,384
    Persistent Systems, Ltd..........................     35,559      351,536
    Petronet LNG, Ltd................................  2,182,277    7,950,486
*   Pipavav Defence & Offshore Engineering Co., Ltd..     22,287       24,179
    Piramal Enterprises, Ltd.........................    732,109   10,748,015
    Polaris Consulting & Services, Ltd...............  1,501,683    4,771,051
    Power Finance Corp., Ltd.........................  1,545,519    4,012,481
    Praj Industries, Ltd.............................  1,696,196    2,452,647
    Prestige Estates Projects, Ltd...................    151,404      414,691
*   Prism Cement, Ltd................................    241,691      272,357
    PTC India Financial Services, Ltd................  4,139,274    2,133,646
    PTC India, Ltd...................................  4,393,678    4,200,237
*   Punj Lloyd, Ltd..................................  1,476,964      565,886
    Puravankara Projects, Ltd........................    460,912      346,820
    Radico Khaitan, Ltd..............................    897,536    1,523,075
    Rain Industries, Ltd.............................  2,231,677    1,179,459
    Rajesh Exports, Ltd..............................    119,270    1,280,350
    Ramco Cements, Ltd. (The)........................    456,031    2,608,833
    Ratnamani Metals & Tubes, Ltd....................      3,941       29,100
    Raymond, Ltd.....................................    670,708    4,071,311
    Redington India, Ltd.............................  1,620,097    2,493,602
*   REI Agro, Ltd....................................  1,836,474       16,407
    Reliance Capital, Ltd............................  1,716,087    9,751,466
*   Reliance Communications, Ltd..................... 14,612,631   13,408,450
    Reliance Industries, Ltd......................... 20,407,674  313,193,655
    Reliance Industries, Ltd. GDR....................     96,093    2,921,028
    Reliance Power, Ltd..............................  8,595,377    6,440,409
    Rolta India, Ltd.................................  2,163,299    2,693,995
    Ruchi Soya Industries, Ltd.......................  2,042,966      727,049
    Rural Electrification Corp., Ltd.................  3,903,477   11,117,074
    Sanghvi Movers, Ltd..............................     45,111      227,533
    Sharda Cropchem, Ltd.............................     26,067       87,812
*   Shipping Corp. of India, Ltd.....................  3,161,653    3,852,778
    Shriram City Union Finance, Ltd..................      2,239       46,599
    Shriram Transport Finance Co., Ltd...............    318,122    3,935,032
    Simplex Infrastructures, Ltd.....................     49,926      206,594
    Sintex Industries, Ltd...........................  7,654,120    8,972,356
    Sobha, Ltd.......................................    815,232    3,474,585
    Sonata Software, Ltd.............................    159,916      386,082
    South Indian Bank, Ltd. (The).................... 10,002,457    2,744,350
    SREI Infrastructure Finance, Ltd.................  1,792,449    1,648,051
    SRF, Ltd.........................................    473,850    8,164,822
    State Bank of Bikaner & Jaipur...................     49,868      390,764
    State Bank of India.............................. 18,618,586   49,668,678
    Sterlite Technologies, Ltd.......................  3,184,410    4,125,224
    Styrolution ABS India, Ltd.......................     29,326      304,028
    Sun TV Network, Ltd..............................    345,352    1,939,510
    Sundram Fasteners, Ltd...........................     37,667       86,492
    Sunteck Realty, Ltd..............................     14,643       50,840
    Syndicate Bank...................................  2,914,893    2,901,033
    TAKE Solutions, Ltd..............................    153,789      325,863

                                     2203

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES       VALUE++
                                                ----------- --------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.........     314,977 $    1,161,921
    Tata Chemicals, Ltd........................   1,787,758      9,375,963
    Tata Global Beverages, Ltd.................   6,632,236     12,452,446
*   Tata Motors, Ltd...........................  12,396,358     62,187,138
*   Tata Motors, Ltd. Sponsored ADR............     172,249      4,302,780
    Tata Steel, Ltd............................   7,310,154     27,008,859
    Tech Mahindra, Ltd.........................      79,031        586,682
    Techno Electric & Engineering Co., Ltd.....      25,024        189,078
*   Teledata Marine Solutions, Ltd.............     267,258             --
    Tide Water Oil Co India, Ltd...............         293        108,625
    Time Technoplast, Ltd......................   1,093,465        863,230
    Transport Corp. of India, Ltd..............      46,267        171,426
    Tree House Education and Accessories, Ltd..      12,211         25,537
    Tube Investments of India, Ltd.............     585,576      3,623,535
*   TV18 Broadcast, Ltd........................   6,105,867      3,958,433
    UCO Bank...................................   3,807,758      2,073,246
    Uflex, Ltd.................................     507,561      1,298,016
    Unichem Laboratories, Ltd..................     357,959      1,266,856
    Union Bank of India........................   1,979,384      3,834,784
*   Unitech, Ltd...............................  35,397,669      2,970,083
    UPL, Ltd...................................   4,969,340     32,280,336
*   Usha Martin, Ltd...........................     655,469         84,271
    VA Tech Wabag, Ltd.........................       2,562         22,343
    Vardhman Textiles, Ltd.....................     277,592      3,246,751
    Vedanta, Ltd...............................  17,434,392     18,752,192
    Vedanta, Ltd. ADR..........................   1,688,607      7,412,986
    Videocon Industries, Ltd...................     769,833      1,288,298
    Vijaya Bank................................   2,612,664      1,206,858
    Welspun Corp., Ltd.........................   2,298,777      3,465,415
*   Welspun Enterprises, Ltd...................     940,128        703,801
    Welspun India, Ltd.........................     127,227      1,570,554
    Wipro, Ltd.................................   1,292,641     10,778,344
*   Wockhardt, Ltd.............................     276,374      5,233,410
    Yes Bank, Ltd..............................   1,110,351     12,337,476
    Zensar Technologies, Ltd...................     142,451      1,897,714
    Zuari Agro Chemicals, Ltd..................      36,520         84,086
                                                            --------------
TOTAL INDIA                                                  1,598,350,312
                                                            --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT........................ 320,694,900     12,382,325
*   Agung Podomoro Land Tbk PT................. 135,449,800      3,059,770
    Alam Sutera Realty Tbk PT.................. 243,664,400      5,747,962
*   Aneka Tambang Persero Tbk PT............... 192,410,077      4,636,145
    Asahimas Flat Glass Tbk PT.................   5,152,300      2,373,294
    Astra Agro Lestari Tbk PT..................     309,000        386,503
    Astra Graphia Tbk PT.......................     436,900         54,297
    Astra International Tbk PT.................   7,768,100      3,693,321
*   Bakrie and Brothers Tbk PT................. 565,093,250      2,051,155
*   Bakrie Sumatera Plantations Tbk PT......... 111,492,900        404,693
*   Bakrie Telecom Tbk PT...................... 247,426,500        898,100
*   Bakrieland Development Tbk PT.............. 311,036,346         22,580
    Bank Bukopin Tbk...........................  62,493,533      2,867,118
    Bank Danamon Indonesia Tbk PT..............  35,714,654     10,577,383

                                     2204

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- -----------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT..........................  80,075,631 $56,549,554
    Bank Negara Indonesia Persero Tbk PT.................  97,298,941  35,084,613
*   Bank Pan Indonesia Tbk PT............................ 143,727,401   7,182,643
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  35,300,800   2,239,305
    Bank Permata Tbk PT..................................     220,272      10,766
    Bank Tabungan Negara Persero Tbk PT..................  75,340,327   7,536,284
*   Barito Pacific Tbk PT................................   9,517,600     146,642
    Bekasi Fajar Industrial Estate Tbk PT................   8,558,900     150,415
    Benakat Integra Tbk PT............................... 142,047,100     519,176
*   Berlian Laju Tanker Tbk PT........................... 128,161,466          --
    BISI International Tbk PT............................  15,197,800   1,411,856
*   Budi Starch & Sweetener Tbk PT.......................   8,734,300      40,084
*   Bumi Resources Tbk PT................................  86,715,500     315,068
    Bumi Serpong Damai Tbk PT............................  74,479,100   9,481,863
*   Central Proteina Prima Tbk PT........................  27,309,300      99,254
    Charoen Pokphand Indonesia Tbk PT....................  25,039,730   6,167,317
    Ciputra Development Tbk PT........................... 140,223,616  13,067,008
    Ciputra Property Tbk PT..............................  49,223,189   1,286,936
    Ciputra Surya Tbk PT.................................  17,603,148   2,755,709
*   Clipan Finance Indonesia Tbk PT......................   2,995,500      53,553
*   Darma Henwa Tbk PT................................... 191,433,942     750,449
*   Davomas Abadi Tbk PT.................................  54,906,800          --
*   Delta Dunia Makmur Tbk PT............................  21,104,100      81,836
*   Eagle High Plantations Tbk PT........................  50,533,800     637,682
    Elnusa Tbk PT........................................  76,317,600   1,288,010
*   Energi Mega Persada Tbk PT........................... 544,526,678   1,981,830
    Erajaya Swasembada Tbk PT............................  26,235,800   1,008,495
*   Eureka Prima Jakarta Tbk PT..........................   1,297,300      46,803
*   Ever Shine Textile Tbk PT............................  19,342,215     267,491
*   Exploitasi Energi Indonesia Tbk PT...................     744,100       2,701
    Gajah Tunggal Tbk PT.................................  35,908,600   1,326,891
*   Garuda Indonesia Persero Tbk PT......................  34,271,881     986,939
    Global Mediacom Tbk PT............................... 100,106,100   5,856,586
*   Great River International Tbk PT.....................   1,788,000          --
    Gudang Garam Tbk PT..................................   1,525,000   6,502,726
*   Harum Energy Tbk PT..................................  17,264,100     778,857
    Hexindo Adiperkasa Tbk PT............................   1,350,044     118,389
    Holcim Indonesia Tbk PT..............................  26,030,300   1,714,696
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  39,377,500   2,672,797
*   Indika Energy Tbk PT.................................  15,069,300     125,278
    Indo Tambangraya Megah Tbk PT........................   3,089,800   1,090,615
*   Indo-Rama Synthetics Tbk PT..........................      41,500       2,151
    Indofood Sukses Makmur Tbk PT........................  77,825,500  35,412,065
    Intiland Development Tbk PT.......................... 110,061,800   3,778,755
*   Japfa Comfeed Indonesia Tbk PT.......................  34,962,150   1,878,685
    Jaya Real Property Tbk PT............................ 121,492,200   5,711,564
    Kawasan Industri Jababeka Tbk PT..................... 324,780,475   5,571,585
*   Lippo Cikarang Tbk PT................................   1,464,400     648,796
    Lippo Karawaci Tbk PT................................ 320,652,349  24,667,732
*   Malindo Feedmill Tbk PT..............................     226,700      22,048
    Matahari Putra Prima Tbk PT..........................  10,127,200   1,241,378
    Mayora Indah Tbk PT..................................   2,762,800   5,429,016
    Medco Energi Internasional Tbk PT....................  28,161,100   1,454,237

                                     2205

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             SHARES      VALUE++
                                                           ----------- ------------
INDONESIA -- (Continued)
    Metrodata Electronics Tbk PT..........................   1,496,674 $     71,303
*   Mitra Adiperkasa Tbk PT...............................     253,800       69,417
    Mitra Pinasthika Mustika Tbk PT.......................   1,984,700       79,904
    MNC Investama Tbk PT.................................. 319,745,100    3,031,714
    Modernland Realty Tbk PT..............................  85,983,400    2,660,525
    Multipolar Tbk PT.....................................  63,216,500      994,373
*   Nusantara Infrastructure Tbk PT....................... 177,314,100    1,061,301
    Pabrik Kertas Tjiwi Kimia Tbk PT......................     929,000       33,356
    Pan Brothers Tbk PT...................................  46,341,950    1,432,846
*   Panin Financial Tbk PT................................ 183,032,700    2,072,654
*   Paninvest Tbk PT......................................  30,871,000    1,130,079
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  67,663,984    7,082,620
    Ramayana Lestari Sentosa Tbk PT.......................  56,113,700    2,474,710
    Salim Ivomas Pratama Tbk PT...........................  43,529,200    1,021,513
    Sampoerna Agro PT.....................................  12,001,241    1,580,514
    Selamat Sempurna Tbk PT...............................  11,204,300    3,486,844
    Semen Baturaja Persero Tbk PT.........................  19,387,900      430,526
    Semen Indonesia Persero Tbk PT........................     474,700      385,276
    Sentul City Tbk PT....................................  80,474,100      330,184
*   Sigmagold Inti Perkasa Tbk PT.........................  27,008,700      839,521
    Sinar Mas Agro Resources & Technology Tbk PT..........   7,806,900    2,224,408
    Sinar Mas Multiartha Tbk PT...........................       2,000          733
    Sri Rejeki Isman Tbk PT............................... 163,601,000    3,185,688
*   Surya Dumai Industri Tbk..............................   5,145,000           --
    Surya Semesta Internusa Tbk PT........................  60,519,600    2,874,451
    Surya Toto Indonesia Tbk PT...........................     430,300      205,650
*   Suryainti Permata Tbk PT..............................  17,378,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT............     759,900      248,185
*   Tiga Pilar Sejahtera Food Tbk.........................  31,155,922    2,357,720
    Timah Persero Tbk PT..................................  68,019,960    2,590,963
    Trias Sentosa Tbk PT..................................     336,500        7,187
*   Trimegah Securities Tbk PT............................   7,807,800       28,241
*   Truba Alam Manunggal Engineering PT................... 129,244,500       46,913
    Tunas Baru Lampung Tbk PT.............................  20,427,800      767,988
    Tunas Ridean Tbk PT...................................  41,644,400    2,267,787
*   Ultrajaya Milk Industry & Trading Co. Tbk PT..........   8,688,600    2,341,827
    Unggul Indah Cahaya Tbk PT............................     319,635       33,000
    United Tractors Tbk PT................................  20,453,900   26,141,428
*   Vale Indonesia Tbk PT.................................  43,664,100    4,657,840
*   Visi Media Asia Tbk PT................................  16,236,600      314,161
*   XL Axiata Tbk PT......................................   2,586,900      694,364
                                                                       ------------
TOTAL INDONESIA                                                         387,567,489
                                                                       ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd...............................       2,467            3
                                                                       ------------
TOTAL ISRAEL                                                                      3
                                                                       ------------
MALAYSIA -- (4.2%)
*   Adventa Bhd...........................................      62,000       14,045
#   Affin Holdings Bhd....................................  12,154,750    6,336,349
    Ahmad Zaki Resources Bhd..............................     164,200       22,954

                                     2206

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                          SHARES     VALUE++
                                        ---------- -----------
MALAYSIA -- (Continued)
#   AirAsia BHD........................ 27,709,800 $ 9,524,742
*   Alam Maritim Resources Bhd.........  9,343,600     884,730
#   Alliance Financial Group Bhd....... 15,584,500  12,811,423
    Allianz Malaysia Bhd...............     28,800      68,831
#   AMMB Holdings Bhd.................. 24,027,062  25,302,168
    Ann Joo Resources Bhd..............  2,745,800     431,488
    APM Automotive Holdings Bhd........    745,300     691,984
    Batu Kawan Bhd.....................  2,090,450   8,903,104
    Benalec Holdings Bhd...............  9,427,900   1,217,021
    Berjaya Assets Bhd.................    355,600      67,303
#   Berjaya Corp. Bhd.................. 49,009,980   4,324,933
*   Berjaya Land Bhd................... 13,220,000   2,256,283
    BIMB Holdings Bhd..................  3,231,407   2,710,529
    Bina Darulaman Bhd.................    162,600      24,991
    BLD Plantation Bhd.................      6,600      14,300
#   Boustead Holdings Bhd..............  7,020,598   6,585,473
    Boustead Plantations Bhd...........  1,491,900     535,549
#*  Bumi Armada Bhd.................... 21,145,100   5,329,344
#   Cahya Mata Sarawak Bhd.............  3,835,100   4,777,616
    Can-One Bhd........................    401,400     423,233
    CB Industrial Product Holding Bhd..  1,722,100     834,807
    Chin Teck Plantations Bhd..........    309,100     587,838
#   CIMB Group Holdings Bhd............  6,251,900   6,272,863
#   Coastal Contracts Bhd..............  3,263,000   1,281,139
    Crescendo Corp. Bhd................    259,800     104,737
    CSC Steel Holdings Bhd.............  1,921,456     561,365
*   Datuk Keramik Holdings Bhd.........    127,000          --
*   Daya Materials Bhd................. 14,638,800     340,867
    Dayang Enterprise Holdings Bhd.....    276,600      75,745
    DRB-Hicom Bhd...................... 19,449,200   4,888,167
#*  Eastern & Oriental Bhd............. 14,657,780   5,152,367
    ECM Libra Financial Group Bhd......  2,189,050     168,505
*   Eco World Development Group Bhd....    288,500      89,873
*   Evergreen Fibreboard Bhd...........  4,356,489   1,296,265
    FAR East Holdings Bhd..............    403,800     750,433
#   Felda Global Ventures Holdings Bhd.  5,689,200   2,370,176
*   Fountain View Development Bhd......  2,573,200          --
    Gadang Holdings BHD................    278,600     147,171
#   Genting Bhd........................ 15,297,500  29,075,430
#   Genting Malaysia Bhd............... 34,963,800  37,738,386
*   Global Oriental Bhd................  1,283,100     147,523
    Glomac Bhd.........................  7,101,400   1,425,414
    Goldis Bhd.........................  3,223,995   1,690,167
    GuocoLand Malaysia Bhd.............  2,797,700     742,360
#   HAP Seng Consolidated Bhd.......... 10,175,900  17,655,157
    Hap Seng Plantations Holdings Bhd..  3,801,700   2,140,963
    Hiap Teck Venture Bhd..............  1,476,900      72,989
#   Hong Leong Financial Group Bhd.....  2,819,234   9,397,491
    Hong Leong Industries Bhd..........  1,171,300   1,518,898
    Hua Yang Bhd.......................  1,691,633     735,328
    Hume Industries Bhd................    841,084     591,385
    Hwang Capital Malaysia Bhd.........     57,100      30,010
    I-Bhd..............................     84,900       9,633

                                     2207

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#   IJM Corp. Bhd...................................... 60,912,218 $50,725,467
#   IJM Plantations Bhd................................    201,100     174,455
#   Insas Bhd..........................................  6,710,200   1,113,005
    IOI Properties Group Bhd...........................    437,500     225,246
*   Iris Corp. Bhd..................................... 22,123,700   1,044,478
#*  Iskandar Waterfront City Bhd.......................  1,685,600     341,817
*   JAKS Resources Bhd.................................  6,661,400   1,677,515
#   Jaya Tiasa Holdings BHD............................  6,525,233   2,289,526
#   JCY International Bhd..............................  7,509,800   1,273,599
    K&N Kenanga Holdings Bhd...........................  2,020,487     233,979
    Keck Seng Malaysia Bhd.............................  2,504,000   3,173,175
*   Kian JOO CAN Factory BHD...........................  4,793,180   3,733,761
*   KIG Glass Industrial Bhd...........................    260,000          --
    Kim Loong Resources Bhd............................    522,800     382,897
    Kimlun Corp. Bhd...................................    815,300     292,870
    KLCCP Stapled Group................................  2,116,600   3,578,397
#*  KNM Group Bhd...................................... 27,821,190   3,322,995
*   Kretam Holdings Bhd................................  4,128,000     522,191
#   KSL Holdings BHD...................................  9,328,451   2,854,751
*   KUB Malaysia Bhd...................................  1,802,900     111,364
    Kulim Malaysia BHD.................................  8,918,000   8,145,025
    Kumpulan Fima Bhd..................................  2,348,100   1,014,451
    Kumpulan Perangsang Selangor Bhd...................  3,904,800     971,308
    Kwantas Corp. Bhd..................................    288,400     108,280
    Land & General BHD................................. 15,067,600   1,274,607
*   Landmarks Bhd......................................  2,119,208     495,235
    LBS Bina Group Bhd.................................  3,680,100   1,206,027
*   Lion Industries Corp. Bhd..........................  3,864,481     215,341
    Magnum Bhd.........................................  5,285,900   3,144,925
#   Mah Sing Group Bhd................................. 13,449,262   4,152,420
#   Malayan Banking Bhd................................    228,402     473,052
    Malayan Flour Mills Bhd............................  3,117,950     954,769
#   Malaysia Airports Holdings Bhd.....................  4,571,854   6,398,834
    Malaysia Building Society Bhd......................    609,800     213,007
#*  Malaysia Marine and Heavy Engineering Holdings Bhd.  2,865,600     665,969
#   Malaysian Bulk Carriers Bhd........................  4,604,925     795,115
    Malaysian Pacific Industries Bhd...................  1,303,975   2,552,811
#   Malaysian Resources Corp. Bhd...................... 15,973,700   4,513,906
    Malton Bhd.........................................  4,462,500     760,057
    MBM Resources BHD..................................  2,727,403   1,475,642
    Media Prima Bhd....................................  5,941,800   1,832,401
    Mega First Corp. Bhd...............................  1,381,900     758,074
#   MISC Bhd........................................... 16,155,404  34,207,841
    MK Land Holdings Bhd...............................  8,066,000     702,771
    MKH Bhd............................................  3,021,870   1,560,320
    MMC Corp. Bhd...................................... 16,053,180   7,177,259
*   MNRB Holdings Bhd..................................  1,702,600   1,247,662
*   Mudajaya Group Bhd.................................  4,318,700   1,256,879
    Muhibbah Engineering M Bhd.........................  3,969,100   2,179,365
*   Mulpha International Bhd........................... 23,959,000   1,448,900
    Naim Holdings Bhd..................................  2,591,400   1,521,205
    Negri Sembilan Oil Palms Bhd.......................     95,700      98,463
    Oriental Holdings Bhd..............................  3,638,979   5,783,291

                                     2208

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                 ---------- -----------
MALAYSIA -- (Continued)
    OSK Holdings BHD............................  7,262,471 $ 2,694,001
    Pacific & Orient Bhd........................    334,330     115,428
    Panasonic Manufacturing Malaysia Bhd........    382,080   2,249,875
    Pantech Group Holdings Bhd..................  3,600,751     491,972
*   Paracorp Bhd................................    252,000          --
    Paramount Corp. Bhd.........................  1,660,525     625,841
#*  Parkson Holdings Bhd........................  7,598,876   1,788,294
*   Perisai Petroleum Teknologi Bhd.............    394,200      27,401
    Pie Industrial Bhd..........................    387,920     938,016
#   Pos Malaysia Bhd............................    679,217     369,855
#   PPB Group Bhd...............................  8,222,266  32,931,272
    Press Metal Bhd.............................  6,507,062   2,929,490
*   Prime Utilities Bhd.........................     39,000          --
    Protasco Bhd................................  2,991,400   1,045,279
    RCE Capital Bhd.............................  2,204,150     136,373
#   RHB Capital Bhd............................. 11,228,345  14,763,687
*   Rimbunan Sawit Bhd..........................  6,486,500     829,925
#   Salcon Bhd..................................    658,500      92,473
#   Sapurakencana Petroleum Bhd................. 17,399,600   7,968,338
    Sarawak Oil Palms Bhd.......................    455,720     448,991
*   Scomi Energy Services Bhd...................    352,300      18,800
*   Scomi Group Bhd............................. 26,714,900   1,038,435
*   Seal, Inc. Bhd..............................    104,600      13,419
    Selangor Dredging Bhd.......................  1,352,800     302,745
    Selangor Properties Bhd.....................     75,300      98,026
    Shangri-La Hotels Malaysia Bhd..............    734,700   1,009,422
*   Shell Refining Co. Federation of Malaya Bhd.     68,700      81,939
    SHL Consolidated Bhd........................    533,000     353,657
#   SP Setia Bhd Group..........................  4,835,226   3,377,611
#   Star Media Group Bhd........................  1,760,700     988,112
*   Sumatec Resources Bhd.......................    923,900      27,075
    Sunway Bhd.................................. 13,796,426   9,806,911
#   Supermax Corp. Bhd..........................  6,429,200   4,611,395
    Suria Capital Holdings Bhd..................    824,400     445,714
    Symphony Life Bhd...........................  1,678,855     291,795
    Ta Ann Holdings Bhd.........................  1,848,522   2,239,127
    TA Enterprise Bhd........................... 21,041,700   2,640,290
    TA Global Bhd............................... 15,532,980     861,297
*   Talam Transform Bhd.........................  3,183,850      42,624
    Taliworks Corp. Bhd.........................    327,000     110,275
    TAN Chong Motor Holdings Bhd................  4,711,900   3,000,236
*   Tanjung Offshore Bhd........................  2,130,100     175,413
    TDM BHD..................................... 12,881,400   2,092,138
    TH Plantations Bhd..........................    900,500     266,665
#   Time dotCom Bhd.............................  5,419,480   9,969,754
    Tiong NAM Logistics Holdings................    595,500     170,828
    Tropicana Corp. Bhd.........................  8,073,433   1,929,819
#   UEM Edgenta Bhd.............................  2,778,300   2,099,055
#   UEM Sunrise Bhd............................. 20,933,245   4,998,582
#   UMW Holdings Bhd............................    537,600     910,727
#*  UMW Oil & Gas Corp. Bhd.....................  1,518,300     376,683
    Unisem M Bhd................................  7,957,900   3,765,745
    United Malacca Bhd..........................    960,500   1,374,139

                                     2209

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
MALAYSIA -- (Continued)
    United Plantations Bhd.......................................    386,500 $  2,316,991
    United U-Li Corp. Bhd........................................    270,700      331,034
#   UOA Development Bhd..........................................  6,403,200    3,194,150
#   VS Industry Bhd..............................................  6,193,865    2,007,701
    Wah Seong Corp. Bhd..........................................  6,024,683    1,229,380
#   WCT Holdings Bhd............................................. 14,722,320    5,870,244
    Wing Tai Malaysia Bhd........................................  2,893,350      816,311
    WTK Holdings Bhd.............................................  6,108,850    2,050,220
#*  YNH Property Bhd.............................................  5,605,335    2,444,711
#   YTL Corp. Bhd................................................ 91,262,550   34,361,635
*   YTL Land & Development Bhd...................................  3,544,900      556,113
                                                                             ------------
TOTAL MALAYSIA                                                                582,641,999
                                                                             ------------
MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.................................. 34,589,985   64,439,944
    Alpek S.A.B. de C.V..........................................  3,825,157    4,934,938
    Arca Continental S.A.B. de C.V...............................  2,378,646   14,289,384
#*  Axtel S.A.B. de C.V.......................................... 12,013,941    5,318,849
*   Bio Pappel S.A.B. de C.V.....................................    439,582      416,855
#*  Cemex S.A.B. de C.V. Sponsored ADR........................... 12,974,375   58,773,919
*   Cia Minera Autlan S.A.B. de C.V. Series B....................    999,056      347,014
    Coca-Cola Femsa S.A.B. de C.V. Series L......................  1,371,568    9,654,344
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................    135,177    9,481,315
#   Consorcio ARA S.A.B. de C.V. Series *........................  9,803,453    2,891,675
*   Corp Interamericana de Entretenimiento SAB de CV Class B.....  1,560,787      989,596
*   Corp. Actinver S.A.B. de C.V.................................    105,133       82,308
    Credito Real S.A.B. de C.V. SOFOM ER.........................     36,023       75,868
#*  Desarrolladora Homex S.A.B. de C.V...........................    301,147       66,911
*   Dine S.A.B. de C.V...........................................  1,027,267      580,529
    El Puerto de Liverpool S.A.B. de C.V. Series 1...............      8,486      105,031
*   Empaques Ponderosa S.A. de C.V...............................     90,000           --
#*  Empresas ICA S.A.B. de C.V...................................  1,683,441      449,221
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR....................    781,346      796,973
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR......  2,074,354  196,690,246
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.............    632,707      426,624
    Gruma S.A.B. de C.V. Class B.................................  1,527,002   23,017,317
#*  Grupo Aeromexico S.A.B. de C.V...............................  1,749,952    3,830,304
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........    373,900    1,737,387
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR......     11,487      426,512
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........    515,455   43,318,838
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........    191,846   26,225,348
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.......    664,264    9,089,900
    Grupo Carso S.A.B. de C.V. Series A1.........................  8,916,277   36,052,970
    Grupo Cementos de Chihuahua S.A.B. de C.V....................  2,786,917    6,708,483
#   Grupo Comercial Chedraui S.A. de C.V.........................  2,361,987    6,172,661
#   Grupo Elektra S.A.B. de C.V..................................    186,560    3,511,651
*   Grupo Famsa S.A.B. de C.V. Class A...........................  2,828,859    2,021,310
    Grupo Financiero Banorte S.A.B. de C.V....................... 21,258,812  110,761,133
    Grupo Financiero Inbursa S.A.B. de C.V....................... 15,694,789   25,327,644
#   Grupo Financiero Interacciones SA de C.V.....................    619,182    3,328,431
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.....  2,550,559    3,937,404
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR.  1,632,369   12,520,270
*   Grupo Gigante S.A.B. de C.V. Series *........................    471,076      986,941

                                     2210

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
  MEXICO -- (Continued)
      Grupo Herdez S.A.B. de C.V. Series *...........     600,258 $  1,438,945
      Grupo Industrial Maseca S.A.B. de C.V. Class B.   2,749,400    3,537,980
      Grupo Industrial Saltillo S.A.B. de C.V........   1,338,007    2,176,929
  #   Grupo KUO S.A.B. de C.V. Series B..............   2,034,528    3,533,384
      Grupo Mexico S.A.B. de C.V. Series B...........  31,305,986   60,721,125
  *   Grupo Pochteca S.A.B. de C.V...................      67,810       44,190
  *   Grupo Posadas S.A.B. de C.V....................     355,600      841,077
  *   Grupo Qumma SA de C.V. Series B................       5,301           --
      Grupo Sanborns S.A.B. de C.V...................   1,158,271    1,500,703
  #*  Grupo Simec S.A.B. de C.V. Series B............   1,169,462    2,472,681
  #*  Grupo Sports World S.A.B. de C.V...............     293,561      316,095
      Industrias Bachoco S.A.B. de C.V. ADR..........      40,483    1,753,724
      Industrias Bachoco S.A.B. de C.V. Series B.....   1,749,577    6,313,342
  #*  Industrias CH S.A.B. de C.V. Series B..........   2,293,966    6,734,776
      Industrias Penoles S.A.B. de C.V...............     196,074    1,869,961
  #*  La Comer S.A.B. de C.V.........................   6,002,459    5,361,185
      Medica Sur S.A.B. de C.V. Series B.............       1,000        2,200
      Megacable Holdings S.A.B. de C.V...............     145,255      530,959
      Mexichem S.A.B. de C.V.........................   7,025,216   14,485,980
  #*  Minera Frisco S.A.B. de C.V....................   7,179,830    3,186,593
  *   OHL Mexico S.A.B. de C.V.......................   9,746,749    9,129,978
  #   Organizacion Cultiba S.A.B. de C.V.............     159,759      219,233
  #*  Organizacion Soriana S.A.B. de C.V. Class B....  14,756,640   31,648,539
  #*  Qualitas Controladora S.A.B. de C.V............   1,652,078    1,821,701
      Rassini S.A.B. de C.V..........................      10,800       39,865
  *   Savia SA Class A...............................   3,457,285           --
  #   TV Azteca S.A.B. de C.V........................   9,124,616    1,026,269
  #*  Urbi Desarrollos Urbanos S.A.B. de C.V.........   9,102,158        5,461
      Vitro S.A.B. de C.V. Series A..................   1,499,658    4,357,320
                                                                  ------------
  TOTAL MEXICO                                                     854,856,243
                                                                  ------------
  PHILIPPINES -- (1.3%)
      A Soriano Corp.................................  17,784,400    2,248,309
      ACR Mining Corp................................     105,455       14,856
      Alliance Global Group, Inc.....................  27,718,606    8,624,542
      Alsons Consolidated Resources, Inc.............  20,894,000      558,162
  *   Atlas Consolidated Mining & Development Corp...   5,351,500      451,015
      Bank of the Philippine Islands.................     152,830      281,774
      BDO Unibank, Inc...............................  11,180,625   24,048,604
      Bloomberry Resorts Corp........................     202,000       17,461
      Cebu Air, Inc..................................   1,995,410    3,235,966
      Cebu Holdings, Inc.............................   1,564,850      151,786
      Century Properties Group, Inc..................  28,217,400      296,490
      China Banking Corp.............................     431,825      314,107
      Cosco Capital, Inc.............................   6,571,700    1,019,404
      EEI Corp.......................................   1,150,300      135,377
  *   Empire East Land Holdings, Inc.................  24,178,000      402,348
  *   Export & Industry Bank, Inc. Class A...........      14,950           --
      Filinvest Development Corp.....................     142,800       13,546
      Filinvest Land, Inc............................ 200,085,031    6,234,654
      First Philippine Holdings Corp.................   4,618,290    5,421,344
  *   Fwbc Holdings, Inc.............................   5,471,786           --
      Integrated Micro-Electronics, Inc..............     248,900       26,610

                                     2211

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES      VALUE++
                                                ----------- ------------
PHILIPPINES -- (Continued)
    JG Summit Holdings, Inc....................   8,290,190 $ 11,704,035
    Lopez Holdings Corp........................  34,749,200    3,794,509
    LT Group, Inc..............................  11,262,600    3,765,220
    Megaworld Corp............................. 177,390,000   13,382,722
    Metropolitan Bank & Trust Co...............   8,134,630   12,154,769
*   Mondragon International Philippines, Inc...   2,464,000           --
    Pepsi-Cola Products Philippines, Inc.......     709,000       44,119
    Petron Corp................................  11,394,200    1,562,418
*   Philippine National Bank...................   4,909,303    5,159,322
*   Philippine National Construction Corp......     398,900        7,693
    Philippine Savings Bank....................   1,232,313    2,535,956
*   Philippine Townships, Inc..................     226,200           --
*   Philtown Properties, Inc...................       6,701           --
    Phinma Corp................................   1,253,598      303,646
    Phoenix Petroleum Philippines, Inc.........     507,600       37,394
    RFM Corp...................................     976,000       77,860
    Rizal Commercial Banking Corp..............   4,672,648    3,222,455
    Robinsons Land Corp........................  29,611,650   15,602,139
    Robinsons Retail Holdings, Inc.............      97,740      121,766
    San Miguel Corp............................   6,620,096   10,153,594
    San Miguel Pure Foods Co., Inc.............      63,140      184,182
    Security Bank Corp.........................   1,532,924    4,581,770
*   Top Frontier Investment Holdings, Inc......     628,532    1,385,216
    Trans-Asia Oil & Energy Development Corp...  26,285,000    1,161,601
    Travellers International Hotel Group, Inc..   1,228,200       99,621
    Union Bank of the Philippines..............   4,413,349    5,268,499
    Universal Robina Corp......................   5,376,885   21,869,893
    Vista Land & Lifescapes, Inc...............  72,717,468    5,739,133
                                                            ------------
TOTAL PHILIPPINES                                            177,415,887
                                                            ------------
POLAND -- (1.9%)
*   Agora SA...................................     578,734    1,629,471
    Asseco Poland SA...........................   1,330,913   18,360,404
#*  Bank Millennium SA.........................   4,212,704    5,582,186
*   Ciech SA...................................     522,224   10,012,413
*   ComArch SA.................................       2,787       73,280
    Dom Development SA.........................      17,090      206,905
    Enea SA....................................   2,277,172    6,568,883
    Firma Oponiarska Debica SA.................      95,394    2,056,526
#*  Getin Holding SA...........................   2,977,249      976,435
#*  Getin Noble Bank SA........................   3,232,348      358,071
*   Grupa Azoty SA.............................     165,668    4,201,140
    Grupa Kety SA..............................     108,179    7,366,692
#*  Grupa Lotos SA.............................   1,656,363   10,412,576
#*  Hawe SA....................................     379,750       54,871
*   Impexmetal SA..............................   5,332,677    2,658,190
#*  Integer.pl SA..............................       1,510       27,958
#*  Jastrzebska Spolka Weglowa SA..............     281,924      609,862
    Kernel Holding SA..........................     421,816    4,651,012
    KGHM Polska Miedz SA.......................   2,304,334   32,619,993
    Kopex SA...................................     455,632      376,284
*   LC Corp. SA................................   1,199,107      503,631
    Lentex SA..................................      15,056       28,923

                                     2212

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                    SHARES     VALUE++
                                                  ---------- ------------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA..................     10,880 $     82,180
    Netia SA.....................................  4,474,891    6,122,767
#   Orbis SA.....................................    534,114    8,344,601
    Pelion SA....................................     10,134      133,656
    PGE Polska Grupa Energetyczna SA............. 14,513,224   49,330,391
*   Polski Koncern Miesny Duda SA................     56,943       73,302
#   Polski Koncern Naftowy Orlen SA..............  4,565,110   70,011,148
*   Powszechna Kasa Oszczednosci Bank Polski SA..    168,353    1,019,584
*   Sygnity SA...................................    121,054      252,253
    Synthos SA...................................  2,185,009    2,074,178
    Tauron Polska Energia SA..................... 18,300,183   12,186,781
*   Trakcja SA...................................    679,814    2,084,743
*   Vistula Group SA.............................     54,605       36,626
                                                             ------------
TOTAL POLAND                                                  261,087,916
                                                             ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR...................     31,827        4,138
    Gazprom PAO Sponsored ADR.................... 63,832,740  230,618,498
    LUKOIL PJSC..................................  1,376,973   46,846,058
    Lukoil PJSC Sponsored ADR....................     42,295    1,434,646
    Magnitogorsk Iron & Steel Works OJSC GDR.....  1,662,657    5,286,649
#*  Mechel Sponsored ADR.........................    213,590      427,180
    RusHydro PJSC ADR............................  8,628,608    7,573,260
                                                             ------------
TOTAL RUSSIA                                                  292,190,429
                                                             ------------
SOUTH AFRICA -- (7.5%)
    Adcorp Holdings, Ltd.........................    913,139    1,017,511
    Aeci, Ltd....................................  1,207,327    6,315,621
*   African Bank Investments, Ltd................  9,264,952       33,886
    African Oxygen, Ltd..........................     45,466       46,002
#   African Rainbow Minerals, Ltd................  2,001,085    7,252,896
    Alexander Forbes Group Holdings, Ltd.........     69,721       23,517
    Allied Electronics Corp., Ltd................    408,578      141,881
#*  Anglo American Platinum, Ltd.................    488,561    7,179,138
#*  AngloGold Ashanti, Ltd.......................  1,746,525   15,079,436
*   AngloGold Ashanti, Ltd. Sponsored ADR........  5,678,422   48,153,019
#*  ArcelorMittal South Africa, Ltd..............  2,390,579      915,504
    Astral Foods, Ltd............................     21,703      133,711
*   Aveng, Ltd...................................  8,076,763    1,218,667
    Barclays Africa Group, Ltd...................  5,579,767   50,896,002
    Barloworld, Ltd..............................  4,460,398   19,984,598
    Bidvest Group, Ltd. (The)....................      7,099      163,938
    Blue Label Telecoms, Ltd.....................  4,962,813    3,845,754
#*  Brait SE.....................................  2,168,115   22,597,331
    Caxton and CTP Publishers and Printers, Ltd..  3,089,885    3,029,176
    Clover Industries, Ltd.......................  1,242,359    1,164,216
*   Consolidated Infrastructure Group, Ltd.......    359,856      611,068
    DataTec, Ltd.................................  3,528,942    9,370,197
    Distell Group, Ltd...........................    154,641    1,544,184
*   Distribution and Warehousing Network, Ltd....    250,120       78,384
#   DRDGOLD, Ltd.................................  6,183,879    1,735,108
*   Eqstra Holdings, Ltd.........................  3,316,866      513,760

                                     2213

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                 ---------- ------------
SOUTH AFRICA -- (Continued)
*   Evraz Highveld Steel and Vanadium, Ltd......    120,337 $      1,203
#   Exxaro Resources, Ltd.......................  1,644,184    6,362,654
    Gold Fields, Ltd............................  2,664,475    9,143,324
    Gold Fields, Ltd. Sponsored ADR............. 12,391,918   42,132,521
#   Grindrod, Ltd...............................  8,014,480    5,007,598
    Group Five, Ltd.............................  1,648,263    1,640,812
#*  Harmony Gold Mining Co., Ltd................  1,605,176    2,948,854
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.    401,946      719,483
    Holdsport, Ltd..............................     15,928       51,107
    Hudaco Industries, Ltd......................    127,176      802,842
#   Hulamin, Ltd................................  1,774,040      754,555
    Illovo Sugar, Ltd...........................  1,183,072    1,403,224
#*  Impala Platinum Holdings, Ltd...............  6,689,573   13,975,411
    Imperial Holdings, Ltd......................  1,337,919   10,275,018
    Investec, Ltd...............................  4,198,306   27,324,584
*   JCI, Ltd.................................... 10,677,339           --
    KAP Industrial Holdings, Ltd................    669,290      248,667
#   Kumba Iron Ore, Ltd.........................    270,798      597,393
#   Lewis Group, Ltd............................  1,920,358    5,289,322
    Liberty Holdings, Ltd.......................  1,867,770   13,161,961
    Mediclinic International, Ltd...............    173,897    1,322,304
    Merafe Resources, Ltd....................... 21,839,289    1,034,710
    Metair Investments, Ltd.....................  1,231,958    1,826,192
    MMI Holdings, Ltd........................... 17,493,889   25,059,897
    Mondi, Ltd..................................  1,777,468   29,411,449
    Mpact, Ltd..................................  2,476,204    6,658,810
    MTN Group, Ltd..............................  2,708,723   23,936,733
#   Murray & Roberts Holdings, Ltd..............  5,922,495    2,958,716
    Mustek, Ltd.................................     43,577       18,641
    Nedbank Group, Ltd..........................  3,428,411   40,727,960
#*  Northam Platinum, Ltd.......................  2,526,996    5,030,325
    Omnia Holdings, Ltd.........................    487,850    3,615,803
    Peregrine Holdings, Ltd.....................  1,689,430    2,909,802
    Petmin, Ltd.................................    231,427       16,400
*   Pinnacle Holdings, Ltd......................    635,456      410,382
    PSG Group, Ltd..............................    495,699    5,705,957
    Raubex Group, Ltd...........................  1,864,763    1,648,458
    RCL Foods, Ltd..............................     90,842       69,983
    Reunert, Ltd................................    459,534    1,858,917
*   Royal Bafokeng Platinum, Ltd................    460,976      823,548
    Sanlam, Ltd................................. 15,107,604   55,631,025
*   Sappi, Ltd..................................  9,698,487   44,177,738
*   Sappi, Ltd. Sponsored ADR...................    695,410    3,093,184
    Sasol, Ltd..................................  2,906,424   76,457,945
    Sasol, Ltd. Sponsored ADR...................  1,479,825   38,475,450
    Sibanye Gold, Ltd...........................  2,380,627    5,298,940
#   Sibanye Gold, Ltd. Sponsored ADR............  3,494,040   30,957,194
    Standard Bank Group, Ltd.................... 16,569,484  117,974,478
*   Stefanutti Stocks Holdings, Ltd.............    526,548      113,164
    Steinhoff International Holdings NV......... 26,504,646  127,307,061
*   Super Group, Ltd............................  4,203,486   10,331,807
    Telkom SA SOC, Ltd..........................  5,017,373   20,321,827
    Tiso Blackstar Group SE.....................     85,426       48,421

                                     2214

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                        --------- --------------
SOUTH AFRICA -- (Continued)
    Tongaat Hulett, Ltd................................ 1,042,481 $    5,857,624
    Trencor, Ltd....................................... 1,488,963      3,555,260
    Wilson Bayly Holmes-Ovcon, Ltd.....................   388,353      2,630,052
                                                                  --------------
TOTAL SOUTH AFRICA                                                 1,042,161,195
                                                                  --------------
SOUTH KOREA -- (14.2%)
*   Aekyung Petrochemical Co., Ltd.....................     2,680        115,599
#*  Agabang&Company....................................    19,244        187,951
#*  ALUKO Co., Ltd.....................................   192,107      1,166,174
*   Amotech Co., Ltd...................................    18,026        257,815
#*  Asia Cement Co., Ltd...............................     6,783        524,446
#*  ASIA Holdings Co., Ltd.............................    28,255      2,338,176
#*  Asia Paper Manufacturing Co., Ltd..................    56,207        764,552
*   Asiana Airlines, Inc...............................    46,833        179,522
*   AtlasBX Co., Ltd...................................    10,957        360,193
#*  AUK Corp...........................................   487,877        960,001
#*  Basic House Co., Ltd. (The)........................    20,879        151,330
*   BH Co., Ltd........................................    19,986         87,407
#*  BNK Financial Group, Inc........................... 2,726,883     20,611,305
*   Bookook Securities Co., Ltd........................    28,655        375,925
*   BYC Co., Ltd.......................................       752        319,320
*   CammSys Corp.......................................    13,509         42,257
#*  Capro Corp.........................................    79,730        168,237
#*  Celltrion Pharm, Inc...............................    10,981        156,469
*   Chemtronics Co., Ltd...............................     2,627         13,869
#*  China Great Star International, Ltd................   582,136        990,428
#*  China Ocean Resources Co., Ltd..................... 1,059,646      2,701,538
    Chinyang Holdings Corp.............................     6,573         17,450
*   Chosun Refractories Co., Ltd.......................     9,716        656,069
*   CJ Corp............................................     9,708      2,398,635
*   CJ Korea Express Corp..............................    12,664      2,329,565
#*  CKD Bio Corp.......................................    17,576        386,531
#*  Cosmochemical Co., Ltd.............................   115,498        485,851
#*  Dae Dong Industrial Co., Ltd.......................   141,098      1,062,338
#*  Dae Han Flour Mills Co., Ltd.......................    14,500      2,224,807
*   Dae Won Kang Up Co., Ltd...........................   245,096        945,369
#*  Dae Young Packaging Co., Ltd....................... 1,121,470        976,827
#*  Dae-Il Corp........................................   116,802        804,496
#*  Daechang Co., Ltd..................................   526,706        419,016
*   Daeduck Electronics Co.............................   122,119        806,421
#*  Daeduck GDS Co., Ltd...............................   284,218      2,277,196
#   Daegu Department Store.............................    71,060        880,920
#*  Daehan Steel Co., Ltd..............................   176,108      1,152,434
#   Daekyo Co., Ltd....................................   309,752      2,363,064
#*  Daelim Industrial Co., Ltd.........................   270,338     17,799,923
*   Daesang Holdings Co., Ltd..........................    46,250        667,294
#*  Daesung Holdings Co., Ltd..........................    42,463        332,870
*   Daewon San Up Co., Ltd.............................     1,435          7,321
#*  Daewoo Engineering & Construction Co., Ltd.........   964,334      4,482,973
#   Daewoo International Corp..........................    77,078      1,000,259
#*  Daewoo Securities Co., Ltd......................... 1,268,372      8,440,391
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 1,194,943      4,235,657

                                     2215

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SOUTH KOREA -- (Continued)
  *   Dahaam E-Tec Co., Ltd............................     3,535 $     9,951
  #*  Daishin Securities Co., Ltd......................   590,481   5,980,016
  #*  Daou Data Corp...................................   117,847   1,277,674
  #*  Daou Technology, Inc.............................   336,564   5,790,686
  #*  Dasan Networks, Inc..............................   193,542   1,094,977
  *   DGB Financial Group, Inc......................... 1,588,187  11,880,890
  *   Display Tech Co., Ltd............................    14,272      49,565
  *   DK UIL Co., Ltd..................................     8,787      81,089
  #*  Dong Ah Tire & Rubber Co., Ltd...................    89,616   1,716,020
  *   Dong-Ah Geological Engineering Co., Ltd..........    45,500     286,316
  #*  Dong-Il Corp.....................................    17,861     898,514
  #*  Dongbang Transport Logistics Co., Ltd............   221,137     396,939
  #*  Dongbu HiTek Co., Ltd............................   178,299   2,070,271
  #*  Dongbu Securities Co., Ltd.......................   412,339   1,212,156
  #*  Dongbu Steel Co., Ltd............................    81,663     272,884
  #*  Dongil Industries Co., Ltd.......................    17,549     794,784
  #*  Dongkook Industrial Co., Ltd.....................   288,799     579,365
  *   Dongkuk Industries Co., Ltd......................    55,506     160,770
  #*  Dongkuk Steel Mill Co., Ltd......................   954,772   4,108,848
  #*  Dongkuk Structures & Construction Co., Ltd.......   172,302     669,279
  #*  Dongwha Pharm Co., Ltd...........................   255,143   1,952,709
  *   Dongwon F&B Co., Ltd.............................     2,352     753,228
  *   Dongwoo Co., Ltd.................................    14,971      51,245
  #*  Dongyang E&P, Inc................................    31,262     328,131
  #*  Doosan Corp......................................   112,906   7,228,372
  #*  Doosan Engine Co., Ltd...........................   112,890     242,589
  #*  Doosan Engineering & Construction Co., Ltd.......    34,199     125,349
  #*  Doosan Heavy Industries & Construction Co., Ltd..   567,699   8,046,562
  #*  Doosan Infracore Co., Ltd........................ 1,493,659   5,282,135
  #   DRB Holding Co., Ltd.............................   101,225   1,033,235
  #*  DY Corp..........................................   264,304   1,267,514
  #*  e-LITECOM Co., Ltd...............................    59,930     718,120
  #   E-MART, Inc......................................   109,182  14,991,611
  #*  Eagon Industrial, Ltd............................    20,979     182,809
  *   EM-Tech Co., Ltd.................................     1,933      14,167
  #*  Eugene Corp......................................   494,511   1,683,775
  #*  Eugene Investment & Securities Co., Ltd.......... 1,130,616   2,283,276
  #*  Eusu Holdings Co., Ltd...........................    65,810     381,889
  #*  EVERDIGM Corp....................................    19,016     137,917
  *   Flexcom, Inc.....................................    29,124      60,644
  *   Fursys, Inc......................................    28,479     841,441
  #*  Gaon Cable Co., Ltd..............................    25,249     391,745
  *   Global & Yuasa Battery Co., Ltd..................    56,204   1,829,485
  #*  Global Display Co., Ltd..........................    32,534      94,890
  #*  GNCO Co., Ltd....................................   357,625     458,731
  #   GOLFZONYUWONHOLDINGS Co., Ltd....................    14,703      99,442
  *   Green Cross Holdings Corp........................     9,405     380,903
  #*  GS Engineering & Construction Corp...............   443,425   9,468,172
  #*  GS Global Corp...................................    60,141     242,964
  *   GS Holdings Corp.................................   598,099  25,316,719
  #   Gwangju Shinsegae Co., Ltd.......................     5,985   1,271,613
  #*  Halla Corp.......................................    75,864     254,256
  #*  Halla Holdings Corp..............................    33,087   1,731,141

                                     2216

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES     VALUE++
                                                               --------- ------------
SOUTH KOREA -- (Continued)
*   Han Kuk Carbon Co., Ltd...................................     6,148 $     34,613
    Hana Financial Group, Inc................................. 3,086,346   55,541,081
*   Hana Micron, Inc..........................................    21,830       92,239
#*  Handok, Inc...............................................     5,766      175,509
#*  Handsome Co., Ltd.........................................   107,337    3,655,419
*   Hanil Cement Co., Ltd.....................................    47,480    3,910,816
#*  Hanjin Heavy Industries & Construction Co., Ltd...........   571,915    1,554,288
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd..   206,286      766,160
#*  Hanjin Kal Corp...........................................   138,504    1,823,042
#*  Hanjin Shipping Co., Ltd..................................   161,920      409,200
#*  Hanjin Transportation Co., Ltd............................   123,466    5,376,035
*   Hankook Tire Co., Ltd.....................................    28,203    1,099,861
*   Hankuk Glass Industries, Inc..............................    17,640      350,899
#*  Hankuk Paper Manufacturing Co., Ltd.......................    33,223      833,361
#*  Hansol Holdings Co., Ltd..................................   401,896    2,488,537
#*  Hansol HomeDeco Co., Ltd..................................   321,490      412,413
*   Hansol Paper Co., Ltd.....................................   145,680    2,591,351
#*  Hanwha Chemical Corp......................................   971,243   21,368,449
*   Hanwha Corp...............................................   740,315   22,836,515
#*  Hanwha Galleria Timeworld Co., Ltd........................    10,013      591,105
*   Hanwha General Insurance Co., Ltd.........................    69,154      428,093
#*  Hanwha Investment & Securities Co., Ltd...................   628,576    1,837,685
*   Hanwha Life Insurance Co., Ltd............................ 2,232,784   12,926,937
#*  Hanwha Techwin Co., Ltd...................................   137,851    3,757,265
*   Hanyang Eng Co., Ltd......................................    27,764      265,627
#*  Hanyang Securities Co., Ltd...............................    92,428      537,273
#*  Heung-A Shipping Co., Ltd.................................   751,463      980,954
#*  Hitejinro Holdings Co., Ltd...............................   114,795    1,531,047
#*  HMC Investment Securities Co., Ltd........................   247,176    1,951,661
#*  HS R&A Co., Ltd...........................................    33,151    1,006,695
#*  Humax Co., Ltd............................................   181,539    2,286,324
*   Husteel Co., Ltd..........................................    39,438      479,707
#*  Huvis Corp................................................    38,045      225,584
#*  Hwa Shin Co., Ltd.........................................    80,837      376,407
#*  Hwacheon Machine Tool Co., Ltd............................    14,227      619,068
*   HwaSung Industrial Co., Ltd...............................    29,317      298,185
#*  Hyosung Corp..............................................   189,944   17,395,981
#*  Hyundai BNG Steel Co., Ltd................................   127,884      976,514
*   Hyundai Department Store Co., Ltd.........................    71,042    7,612,185
*   Hyundai Development Co-Engineering & Construction.........   388,779   14,774,938
*   Hyundai Engineering & Construction Co., Ltd...............   439,285   13,551,288
#*  Hyundai Heavy Industries Co., Ltd.........................   411,885   32,024,918
*   Hyundai Home Shopping Network Corp........................     2,416      225,994
*   Hyundai Hy Communications & Networks Co., Ltd.............   262,383      686,351
*   Hyundai Marine & Fire Insurance Co., Ltd..................    22,720      615,138
#*  Hyundai Mipo Dockyard Co., Ltd............................    80,621    4,939,388
*   Hyundai Mobis Co., Ltd....................................    48,523   10,541,672
    Hyundai Motor Co.......................................... 1,147,196  128,638,033
#*  Hyundai Rotem Co., Ltd....................................     6,913       70,524
*   Hyundai Securities Co., Ltd............................... 1,283,513    5,809,090
    Hyundai Steel Co.......................................... 1,050,773   43,191,831
#*  Hyundai Wia Corp..........................................    13,871    1,230,744
*   Hyunjin Materials Co., Ltd................................    57,175       67,307

                                     2217

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES     VALUE++
                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   Il Dong Pharmaceutical Co., Ltd.............    45,241 $ 1,090,934
*   Iljin Display Co., Ltd......................    25,782     102,678
#*  Iljin Electric Co., Ltd.....................   230,699     881,664
#*  Ilshin Spinning Co., Ltd....................    16,197   1,989,283
#*  Ilsung Pharmaceuticals Co., Ltd.............     9,407     874,956
*   Industrial Bank of Korea.................... 2,300,768  22,260,906
*   InnoWireless, Inc...........................     1,805      13,772
#*  Interflex Co., Ltd..........................    55,823     498,398
#*  Intergis Co., Ltd...........................    49,180     117,714
    INTOPS Co., Ltd.............................    72,590   1,192,646
*   Inzi Controls Co., Ltd......................    89,540     370,797
#*  INZI Display Co., Ltd.......................   244,705     316,145
*   IS Dongseo Co., Ltd.........................    27,211     847,116
#*  ISU Chemical Co., Ltd.......................    83,274     665,409
#*  IsuPetasys Co., Ltd.........................    71,858     271,822
#*  Jahwa Electronics Co., Ltd..................    37,751     499,480
#*  JB Financial Group Co., Ltd.................   847,059   3,660,561
*   Jeil Pharmaceutical Co......................    34,180   1,101,075
#*  JW Pharmaceutical Corp......................    35,972   1,262,069
#*  Kangnam Jevisco Co., Ltd....................    32,637     955,378
#*  KB Capital Co., Ltd.........................    93,191   1,480,346
*   KB Financial Group, Inc..................... 1,535,083  39,267,149
*   KB Financial Group, Inc. ADR................ 3,033,727  76,328,571
#*  KB Insurance Co., Ltd.......................   167,974   4,182,314
#*  KC Tech Co., Ltd............................   126,615   1,248,810
#   KCC Corp....................................    47,542  17,500,102
#*  KEC Corp....................................    44,448      37,466
#*  Keyang Electric Machinery Co., Ltd..........   304,866   1,206,733
#*  KG Chemical Corp............................    57,540     684,086
    Kia Motors Corp............................. 1,145,766  43,502,303
#*  KISCO Corp..................................    52,726   1,639,389
#*  KISCO Holdings Co., Ltd.....................    11,405     568,787
#   Kishin Corp.................................   107,298     557,869
#*  KISWIRE, Ltd................................    89,105   2,663,011
#*  Kolon Corp..................................    31,076   1,934,338
#*  Kolon Industries, Inc.......................   221,593  11,016,597
#*  Kook Soon Dang Brewery Co., Ltd.............   112,565     699,637
*   Korea Airport Service Co., Ltd..............       238       6,315
#*  Korea Alcohol Industrial Co., Ltd...........    28,767     162,279
#   Korea Cast Iron Pipe Industries Co., Ltd....     7,358      67,393
#*  Korea Circuit Co., Ltd......................   146,625   1,363,131
    Korea Electric Terminal Co., Ltd............    57,903   4,847,388
*   Korea Export Packaging Industrial Co., Ltd..     5,290      83,608
#*  Korea Flange Co., Ltd.......................    66,724     705,180
*   Korea Investment Holdings Co., Ltd..........   421,946  16,508,557
#*  Korea Petrochemical Ind Co., Ltd............    27,811   4,668,700
*   Korean Air Lines Co., Ltd...................    89,323   1,858,207
#*  Korean Reinsurance Co.......................   657,987   7,307,797
    KPX Chemical Co., Ltd.......................    12,852     483,748
#*  KTB Investment & Securities Co., Ltd........   639,952   1,205,409
    Kukdo Chemical Co., Ltd.....................    46,303   2,340,676
#*  Kumho Electric Co., Ltd.....................    44,161     456,385
#*  Kumho Tire Co., Inc.........................   101,223     530,060

                                     2218

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES     VALUE++
                                                --------- -----------
SOUTH KOREA -- (Continued)
*   Kumkang Kind Co., Ltd......................       640 $    18,467
#*  Kwangju Bank...............................   132,697     825,636
#*  Kyeryong Construction Industrial Co., Ltd..    38,242     291,388
#*  Kyobo Securities Co., Ltd..................   206,079   1,533,609
#*  Kyung-In Synthetic Corp....................    27,261      77,910
#*  Kyungbang, Ltd.............................    11,154   1,860,422
#*  LB Semicon, Inc............................    66,800      76,862
#*  LF Corp....................................    99,954   2,169,248
*   LG Corp....................................   958,778  59,325,498
#   LG Display Co., Ltd........................ 1,415,814  26,021,831
#*  LG Display Co., Ltd. ADR................... 3,991,524  36,123,292
#   LG Electronics, Inc........................ 1,692,217  82,505,751
#*  LG International Corp......................   240,831   6,260,872
    LG Uplus Corp.............................. 2,008,456  16,289,027
#*  LMS Co., Ltd...............................    14,112     107,238
#*  Lotte Chemical Corp........................   124,159  28,876,723
#*  Lotte Chilsung Beverage Co., Ltd...........     6,287  11,448,283
#*  LOTTE Himart Co., Ltd......................    18,444     871,131
#*  Lotte Non-Life Insurance Co., Ltd..........   206,214     473,704
#*  Lotte Shopping Co., Ltd....................   137,019  27,257,143
#*  LS Corp....................................   103,385   3,253,888
#*  Lumens Co., Ltd............................    32,726     142,706
*   Mando Corp.................................     7,204   1,030,004
*   MegaStudy Co., Ltd.........................     3,332     107,726
*   MegaStudyEdu Co., Ltd......................     2,475     120,407
#*  Melfas, Inc................................   127,678     590,702
*   Meritz Finance Group, Inc..................    57,067     589,514
*   Meritz Securities Co., Ltd................. 1,053,135   3,256,418
*   Mi Chang Oil Industrial Co., Ltd...........     4,691     306,653
#*  Mirae Asset Securities Co., Ltd............   768,973  12,208,708
#*  MK Electron Co., Ltd.......................   116,640     599,098
*   MNTech Co., Ltd............................    38,064     157,460
#*  Moorim P&P Co., Ltd........................   358,162   1,269,195
#*  Moorim Paper Co., Ltd......................   210,130     503,337
#*  Motonic Corp...............................    75,294     629,591
#*  Namyang Dairy Products Co., Ltd............     2,878   1,825,225
#*  NEOWIZ HOLDINGS Corp.......................    67,921     831,291
#*  NEPES Corp.................................    18,806      88,056
*   Nexen Corp.................................    17,164   1,020,051
#*  NH Investment & Securities Co., Ltd........   856,998   6,909,254
*   NHN Entertainment Corp.....................     4,751     191,605
#*  NK Co., Ltd................................   128,100     725,313
#*  Nong Shim Holdings Co., Ltd................    22,660   3,106,156
#   NongShim Co., Ltd..........................    19,854   7,761,546
*   NOROO Paint & Coatings Co., Ltd............    11,400     110,841
#*  NPC........................................   134,561     839,774
#*  OCI Co., Ltd...............................   103,786   5,805,958
#*  OPTRON-TEC, Inc............................     7,768      39,815
#*  Osung LST Co., Ltd.........................    36,975      22,702
*   Paik Kwang Industrial Co., Ltd.............    23,328      37,080
*   Pan Ocean Co., Ltd.........................    38,276      98,274
    Pang Rim Co., Ltd..........................     3,201      65,680
#*  PaperCorea, Inc............................   261,826     158,687

                                     2219

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES     VALUE++
                                                     --------- ------------
SOUTH KOREA -- (Continued)
#*  Poongsan Corp...................................   350,209 $  7,134,968
#*  Poongsan Holdings Corp..........................    55,420    1,781,622
#   POSCO...........................................   610,074   91,442,977
    POSCO ADR....................................... 1,559,371   57,837,070
    POSCO Coated & Color Steel Co., Ltd.............     3,820       58,653
*   Power Logics Co., Ltd...........................    16,022       47,396
*   Pyeong Hwa Automotive Co., Ltd..................    44,836      483,569
*   RFTech Co., Ltd.................................       739        4,221
*   S&C Engine Group, Ltd...........................    79,220      114,047
#*  S&T Dynamics Co., Ltd...........................   344,607    3,619,268
#   S&T Holdings Co., Ltd...........................    92,008    2,335,972
*   S&T Motiv Co., Ltd..............................    54,841    3,879,163
*   S-Energy Co., Ltd...............................    28,801      168,955
#*  S-MAC Co., Ltd..................................   103,985      261,098
#*  Sajo Industries Co., Ltd........................    18,924      985,929
*   Sam Young Electronics Co., Ltd..................   159,570    1,490,667
*   Samho Development Co., Ltd......................     4,638       13,204
#*  SAMHWA Paints Industrial Co., Ltd...............     2,030       19,715
#*  Samick Musical Instruments Co., Ltd.............   584,890    1,502,679
    Samsung C&T Corp................................   105,711   13,321,978
    Samsung Card Co., Ltd...........................    25,133      800,886
#   Samsung Electro-Mechanics Co., Ltd..............    87,345    4,055,301
    Samsung Electronics Co., Ltd....................    16,630   16,088,731
    Samsung Fine Chemicals Co., Ltd.................     6,451      204,180
#*  Samsung Heavy Industries Co., Ltd...............   747,427    6,584,824
    Samsung Life Insurance Co., Ltd.................   187,746   17,292,677
#   Samsung SDI Co., Ltd............................   387,366   30,646,886
#*  Samsung Securities Co., Ltd.....................    81,827    2,603,191
#*  Samyang Corp....................................    22,582    2,157,325
#*  Samyang Holdings Corp...........................    46,476    6,899,730
*   Samyang Tongsang Co., Ltd.......................     3,851      141,227
#*  Samyoung Chemical Co., Ltd......................   258,455      383,530
#*  SAVEZONE I&C CORP...............................    42,314      185,179
*   SBS Media Holdings Co., Ltd.....................   205,197      606,405
#*  Seah Besteel Corp...............................   201,347    4,266,687
*   SeAH Holdings Corp..............................    12,963    1,526,346
#*  SeAH Steel Corp.................................    44,101    1,859,168
#*  Sebang Co., Ltd.................................   136,608    1,734,921
#*  Sejong Industrial Co., Ltd......................   149,537    1,192,868
*   Sempio Foods Co.................................     1,651       67,778
#*  Seohee Construction Co., Ltd.................... 1,371,079    1,146,727
    Sewon Precision Industry Co., Ltd...............     2,175       36,399
#*  SG Corp......................................... 1,459,252    1,423,965
#*  Shin Poong Pharmaceutical Co., Ltd..............   115,951      502,343
*   Shinhan Financial Group Co., Ltd................ 3,715,255  120,087,711
*   Shinhan Financial Group Co., Ltd. ADR........... 1,543,428   49,297,090
#   Shinsegae Co., Ltd..............................    82,297   14,661,556
#   Shinsegae Information & Communication Co., Ltd..     6,278      547,649
#*  Shinsung Solar Energy Co., Ltd..................   586,039      890,854
#*  Shinsung Tongsang Co., Ltd......................   649,404      723,112
#*  Shinwha Intertek Corp...........................    34,265       57,526
*   Shinwon Corp....................................    82,700      121,786
#   Shinyoung Securities Co., Ltd...................    35,820    1,483,399

                                     2220

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                    SHARES     VALUE++
                                                   --------- -----------
SOUTH KOREA -- (Continued)
#*  Signetics Corp................................   519,083 $   686,882
#*  Silla Co., Ltd................................    64,953     795,425
#*  SIMMTECH HOLDINGS Co., Ltd....................    23,943      44,128
*   SIMPAC, Inc...................................    11,538      52,032
#*  Sindoh Co., Ltd...............................    42,099   1,743,326
*   SJM Co., Ltd..................................    11,075      55,000
#*  SK Chemicals Co., Ltd.........................   187,855  12,662,729
#*  SK Gas, Ltd...................................    56,144   3,412,987
*   SK Holdings Co., Ltd..........................   213,402  42,207,439
    SK Hynix, Inc.................................   116,551   2,690,115
*   SK Innovation Co., Ltd........................   590,171  65,221,899
#*  SK Networks Co., Ltd.......................... 1,531,162   7,008,387
#*  SK Securities Co., Ltd........................ 2,856,758   2,543,917
*   SKC Co., Ltd..................................   154,403   4,021,295
#*  SL Corp.......................................   180,531   2,651,211
#*  Songwon Industrial Co., Ltd...................   130,813   1,642,270
*   Ssangyong Cement Industrial Co., Ltd..........   244,399   3,482,213
#*  STS Semiconductor & Telecommunications........   188,965     359,401
*   STX Engine Co., Ltd...........................    32,255     142,372
#*  Sun Kwang Co., Ltd............................    18,633     283,955
#*  Sung Kwang Bend Co., Ltd......................    90,554     668,269
#*  Sungchang Enterprise Holdings, Ltd............    23,402     783,031
#*  Sungshin Cement Co., Ltd......................   222,986   1,521,334
#*  Sungwoo Hitech Co., Ltd.......................   365,075   2,526,686
#*  Synopex, Inc..................................   130,699     169,615
#*  Tae Kyung Industrial Co., Ltd.................   120,772     520,124
*   Taekwang Industrial Co., Ltd..................     4,932   4,092,628
#*  Taewoong Co., Ltd.............................    64,855     744,281
#*  Taeyoung Engineering & Construction Co., Ltd..   566,881   2,280,982
#*  Tailim Packaging Industrial Co., Ltd..........   385,280     950,464
#*  TK Chemical Corp..............................   465,781     902,809
    TK Corp.......................................     6,078      43,020
*   Tong Kook Corp................................       607          --
#*  Tong Yang Moolsan Co., Ltd....................    66,131     626,823
*   Tongyang Life Insurance Co, Ltd...............   410,202   3,505,684
#*  Top Engineering Co., Ltd......................    53,356     245,851
    Tovis Co., Ltd................................    17,984     114,903
#*  TS Corp.......................................    76,643   1,453,153
#*  Ubiquoss, Inc.................................    13,060     129,721
*   Uju Electronics Co., Ltd......................    40,526     543,822
#*  Unid Co., Ltd.................................    66,294   2,336,757
#   WillBes & Co. (The)...........................   688,308   1,243,112
    Wiscom Co., Ltd...............................    32,980     127,900
*   Woongjin Co., Ltd.............................     1,813       4,562
#*  Woongjin Energy Co., Ltd......................   402,793     552,649
#*  Woongjin Thinkbig Co., Ltd....................   186,883   1,873,789
#*  Wooree ETI Co., Ltd...........................    74,334     178,498
#   Woori Bank.................................... 2,388,988  17,658,207
    Woori Bank Sponsored ADR......................     7,135     157,041
#*  WooSung Feed Co., Ltd.........................   226,244     648,445
*   YESCO Co., Ltd................................    30,899     912,985
#*  Yoosung Enterprise Co., Ltd...................   164,543     501,877
#*  Youlchon Chemical Co., Ltd....................   146,675   1,395,147

                                     2221

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES      VALUE++
                                                ---------- --------------
SOUTH KOREA -- (Continued)
#*  Young Poong Corp...........................      4,300 $    3,426,435
*   Young Poong Mining & Construction Corp.....     18,030             --
#*  Young Poong Precision Corp.................    126,084        857,263
*   Youngone Holdings Co., Ltd.................        468         27,060
#*  Yuanta Securities Korea Co., Ltd...........    298,286        784,502
#*  YuHwa Securities Co., Ltd..................     28,274        350,589
*   Zinus, Inc.................................      1,866         55,720
                                                           --------------
TOTAL SOUTH KOREA                                           1,982,180,988
                                                           --------------
TAIWAN -- (15.0%)
    Ability Enterprise Co., Ltd................  2,353,330      1,393,995
#   Accton Technology Corp.....................  5,364,156      5,508,815
#*  Acer, Inc.................................. 39,734,109     13,788,616
#   ACES Electronic Co., Ltd...................  1,235,000      1,105,271
#   ACHEM TECHNOLOGY Corp......................  3,395,318      1,090,572
    Acter Co., Ltd.............................      4,000          9,509
*   Action Electronics Co., Ltd................  1,412,393        157,358
*   Advanced Connectek, Inc....................  1,938,000        377,071
    Advanced International Multitech Co., Ltd..    256,000        140,780
#*  AGV Products Corp..........................  7,419,701      1,796,401
#*  AimCore Technology Co., Ltd................    841,797        463,112
    Alcor Micro Corp...........................    522,000        301,438
    Allis Electric Co., Ltd....................  1,250,000        301,073
#   Alpha Networks, Inc........................  5,002,313      2,375,192
#   Altek Corp.................................  3,822,365      2,983,653
#   Ambassador Hotel (The).....................  1,179,000        942,549
#   AMPOC Far-East Co., Ltd....................  1,661,000      1,055,839
#   AmTRAN Technology Co., Ltd................. 12,577,956      5,809,806
    Apacer Technology, Inc.....................    163,000         79,349
#   APCB, Inc..................................  2,454,000        879,641
    Apex International Co., Ltd................     44,000         47,213
    Apex Science & Engineering.................    211,536         59,308
#   Arcadyan Technology Corp...................  1,561,675      1,772,434
#   Ardentec Corp..............................  5,057,155      3,299,727
*   Arima Communications Corp..................     86,000         17,447
#   Asia Cement Corp........................... 25,007,589     19,670,974
#*  Asia Optical Co., Inc......................  4,253,290      3,977,058
    Asia Plastic Recycling Holding, Ltd........    584,731        303,405
#   Asia Polymer Corp..........................  4,964,301      2,694,085
#   Asia Vital Components Co., Ltd.............  4,217,984      3,568,073
    Asustek Computer, Inc......................    951,000      7,709,792
#   AU Optronics Corp.......................... 54,920,812     14,282,360
#   AU Optronics Corp. Sponsored ADR...........  9,323,617     23,681,987
#   Audix Corp.................................  1,453,332      1,404,946
#   Avermedia Technologies.....................  2,557,000        769,354
*   Avision, Inc...............................  1,540,555        337,506
#   AVY Precision Technology, Inc..............    383,680        544,797
    Bank of Kaohsiung Co., Ltd.................  6,104,230      1,584,994
#   BES Engineering Corp....................... 24,236,443      4,510,558
#*  Biostar Microtech International Corp.......  2,636,055        556,799
    Bright Led Electronics Corp................  1,832,000        509,113
#   C Sun Manufacturing, Ltd...................  2,566,837        922,504
#*  Cameo Communications, Inc..................  2,551,197        406,412

                                     2222

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
#   Capital Securities Corp.............................  27,149,447 $ 7,106,751
#   Career Technology MFG. Co., Ltd.....................   2,208,000   1,447,400
#*  Carnival Industrial Corp............................   5,119,000     772,334
    Cathay Chemical Works...............................     959,000     450,235
    Cathay Financial Holding Co., Ltd...................     550,000     600,670
#   Cathay Real Estate Development Co., Ltd.............  14,342,421   5,579,992
    Celxpert Energy Corp................................     262,000     134,541
    Central Reinsurance Co., Ltd........................   2,253,016     986,266
#   ChainQui Construction Development Co., Ltd..........   1,356,173     880,429
#*  Champion Building Materials Co., Ltd................   6,205,828   1,245,641
#   Chang Hwa Commercial Bank, Ltd......................  84,634,847  42,413,146
#   Chang Wah Electromaterials, Inc.....................      52,000     124,007
#   Channel Well Technology Co., Ltd....................   1,829,000   1,181,748
#   Charoen Pokphand Enterprise.........................   3,435,825   2,286,165
#   Chen Full International Co., Ltd....................     557,000     722,825
#   Cheng Loong Corp....................................  13,917,659   4,558,068
#   Cheng Uei Precision Industry Co., Ltd...............   6,407,635   8,210,509
#   Chia Chang Co., Ltd.................................   1,615,000   1,047,724
    Chia Hsin Cement Corp...............................   7,374,191   1,997,870
    Chien Kuo Construction Co., Ltd.....................   4,979,247   1,271,173
#   Chilisin Electronics Corp...........................     675,452   1,309,160
    Chimei Materials Technology Corp....................     353,000     203,121
#   Chin-Poon Industrial Co., Ltd.......................   5,721,815   9,052,544
*   China Airlines, Ltd.................................  45,389,353  15,452,103
    China Bills Finance Corp............................     118,000      40,496
#   China Chemical & Pharmaceutical Co., Ltd............   4,172,264   2,404,364
#   China Development Financial Holding Corp............ 160,885,734  38,468,207
*   China Electric Manufacturing Corp...................   3,962,200     863,933
#   China General Plastics Corp.........................   5,267,030   2,218,158
#   China Glaze Co., Ltd................................   2,312,363     693,849
    China Life Insurance Co., Ltd.......................  20,428,153  14,508,926
#*  China Man-Made Fiber Corp...........................  12,409,813   3,051,135
    China Metal Products................................   4,081,969   3,099,582
#   China Motor Corp....................................   6,436,749   4,088,351
#*  China Petrochemical Development Corp................  29,524,397   7,078,468
#   China Steel Corp....................................  17,547,320   9,380,142
    China Steel Structure Co., Ltd......................   1,435,219     818,689
#   China Synthetic Rubber Corp.........................   8,631,794   5,966,783
*   China United Trust & Investment Corp................     493,999          --
    China Wire & Cable Co., Ltd.........................   2,308,000     842,585
#   Chinese Maritime Transport, Ltd.....................   1,551,000     946,543
#   Chipbond Technology Corp............................   1,438,000   2,039,193
#   ChipMOS TECHNOLOGIES, Inc...........................     354,229     335,533
    Chong Hong Construction Co., Ltd....................      37,000      47,626
    Chun YU Works & Co., Ltd............................   3,273,000   1,362,735
    Chun Yuan Steel.....................................   6,454,287   1,714,497
*   Chung Hung Steel Corp...............................  13,559,046   2,098,434
#   Chung Hwa Pulp Corp.................................   5,954,353   1,639,381
*   Chung Shing Textile Co., Ltd........................         600          --
    Chung-Hsin Electric & Machinery Manufacturing Corp..   5,843,250   2,983,636
*   Chunghwa Picture Tubes, Ltd.........................  55,324,412   1,233,845
    Clevo Co............................................     230,000     218,460
*   CMC Magnetics Corp..................................  40,886,621   4,006,684

                                     2223

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#*  CoAsia Microelectronics Corp......................    369,350 $   212,217
#   Collins Co., Ltd..................................  2,036,224     686,765
#   Compal Electronics, Inc........................... 70,471,332  41,038,993
#   Compeq Manufacturing Co., Ltd..................... 17,672,000  10,174,533
*   Compex International Co., Ltd.....................     46,400          --
#*  Concord Securities Co., Ltd.......................  1,603,000     335,098
#*  Continental Holdings Corp.........................  7,782,540   2,243,136
    Coretronic Corp...................................  7,992,250   6,281,062
#   Coxon Precise Industrial Co., Ltd.................  2,049,000   2,778,701
#   Creative Sensor, Inc..............................    359,000     230,778
#   CSBC Corp. Taiwan.................................  6,296,654   2,816,782
#   CTBC Financial Holding Co., Ltd................... 54,732,883  25,707,589
    CyberTAN Technology, Inc..........................    186,000     119,288
#*  D-Link Corp....................................... 11,525,552   3,599,935
    DA CIN Construction Co., Ltd......................  2,422,579   1,048,018
    Da-Li Development Co., Ltd........................     31,000      17,891
#   Darfon Electronics Corp...........................  5,455,950   2,844,064
#   Darwin Precisions Corp............................  6,176,635   1,584,051
#*  Delpha Construction Co., Ltd......................  2,343,016   1,140,904
*   Der Pao Construction Co., Ltd.....................  1,139,000          --
#   DFI, Inc..........................................    404,280     531,152
#*  Dynamic Electronics Co., Ltd......................  4,463,324   1,231,850
    Dynapack International Technology Corp............     72,000     100,206
#*  E Ink Holdings, Inc...............................  6,610,000   2,868,267
#*  E-Ton Solar Tech Co., Ltd.........................  3,473,443   1,185,202
    E.Sun Financial Holding Co., Ltd.................. 78,460,782  40,723,628
#   Edimax Technology Co., Ltd........................  3,295,902   1,254,910
#   Edison Opto Corp..................................  1,362,000     642,730
#   Edom Technology Co., Ltd..........................    344,588     182,556
#   Elite Material Co., Ltd...........................  2,652,905   4,613,411
    Elite Semiconductor Memory Technology, Inc........    286,000     239,138
#   Elitegroup Computer Systems Co., Ltd..............  6,069,395   3,598,275
*   Emerging Display Technologies Corp................     45,000      12,402
    ENG Electric Co., Ltd.............................  1,256,100     659,196
#   EnTie Commercial Bank Co., Ltd....................  2,271,232     967,714
*   Episil Holdings, Inc..............................  1,934,500     461,514
#   Epistar Corp...................................... 15,741,869  13,395,176
    Eson Precision Ind. Co., Ltd......................     16,000      13,312
    Eternal Materials Co., Ltd........................  1,592,900   1,549,644
#   Etron Technology, Inc.............................    643,000     247,809
*   Eva Airways Corp..................................  6,216,999   3,273,569
*   Ever Fortune Industrial Co., Ltd..................    409,000          --
#   Everest Textile Co., Ltd..........................  3,398,002   1,507,791
    Evergreen International Storage & Transport Corp..  9,473,000   3,701,688
    Evergreen Marine Corp. Taiwan, Ltd................ 24,253,607   8,501,161
    Everlight Chemical Industrial Corp................     99,000      61,120
    Everlight Electronics Co., Ltd....................    348,000     582,295
    Excelsior Medical Co., Ltd........................  1,486,726   2,243,921
#   Far Eastern Department Stores, Ltd................  7,458,445   3,748,197
#   Far Eastern International Bank.................... 28,538,465   7,964,936
#   Far Eastern New Century Corp......................  4,758,528   3,403,442
*   Farglory F T Z Investment Holding Co., Ltd........  1,258,000     549,898
#   Farglory Land Development Co., Ltd................  1,704,264   1,670,484

                                     2224

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES      VALUE++
                                                   ----------- -----------
TAIWAN -- (Continued)
#   Federal Corp..................................   7,655,628 $ 3,435,903
    Feng Hsin Steel Co., Ltd......................     209,000     234,546
    First Copper Technology Co., Ltd..............   3,411,750     647,126
#   First Financial Holding Co., Ltd.............. 146,481,416  66,861,909
#   First Hotel...................................   1,487,491     836,559
    First Insurance Co, Ltd. (The)................   3,983,064   1,305,434
#   First Steamship Co., Ltd......................   5,502,173   1,431,510
#   Formosa Advanced Technologies Co., Ltd........   2,137,000   1,236,578
#   Formosa Oilseed Processing Co., Ltd...........     818,977     632,486
    Formosa Taffeta Co., Ltd......................   9,775,511   8,721,567
#   Formosan Rubber Group, Inc....................   8,078,000   4,131,804
#   Formosan Union Chemical.......................   2,864,034   1,262,320
    Fortune Electric Co., Ltd.....................     409,000     188,916
#   Founding Construction & Development Co., Ltd..   3,365,922   1,705,123
#   Foxconn Technology Co., Ltd...................   3,792,359   7,346,516
#   Foxlink Image Technology Co., Ltd.............   1,582,000     757,734
    Froch Enterprise Co., Ltd.....................   2,669,734     731,711
    FSP Technology, Inc...........................   2,036,292   1,292,329
#   Fubon Financial Holding Co., Ltd..............  87,503,471  96,613,743
#   Fulgent Sun International Holding Co., Ltd....      41,000      64,727
    Fullerton Technology Co., Ltd.................   1,663,200   1,130,166
#   Fulltech Fiber Glass Corp.....................   4,752,690   1,416,315
    Fwusow Industry Co., Ltd......................   2,826,980   1,133,413
    G Shank Enterprise Co., Ltd...................   2,168,902   1,434,911
#*  G Tech Optoelectronics Corp...................     309,000     106,130
#   Gallant Precision Machining Co., Ltd..........     658,000     288,271
#   Gemtek Technology Corp........................   5,960,962   3,470,257
#*  Genesis Photonics, Inc........................   4,148,810   1,007,452
#*  Genius Electronic Optical Co., Ltd............     843,000   1,370,566
    Getac Technology Corp.........................   6,946,065   4,216,985
#*  Giantplus Technology Co., Ltd.................   2,198,100   1,283,791
#   Giga Solution Tech Co., Ltd...................   1,093,000     621,902
#   Gigabyte Technology Co., Ltd..................   8,927,287   9,244,163
#*  Gigastorage Corp..............................   3,030,600   2,952,101
#*  Gintech Energy Corp...........................   7,324,453   7,111,317
#*  Global Brands Manufacture, Ltd................   4,944,951     989,489
#   Global Lighting Technologies, Inc.............     951,000   1,862,107
    Global Mixed Mode Technology, Inc.............      34,000      59,374
    Globalwafers Co., Ltd.........................     240,752     529,190
    Globe Union Industrial Corp...................   2,962,625   1,261,968
    Gloria Material Technology Corp...............   6,299,150   3,204,196
#*  Gold Circuit Electronics, Ltd.................   8,254,965   2,246,464
#   Goldsun Building Materials Co., Ltd...........  23,446,261   5,410,050
    Good Will Instrument Co., Ltd.................     526,425     272,325
    Grand Ocean Retail Group, Ltd.................      36,000      25,420
#   Grand Pacific Petrochemical...................  16,069,000   7,470,493
    Great China Metal Industry....................     884,000     734,961
#   Great Wall Enterprise Co., Ltd................   7,892,597   4,752,486
    Greatek Electronics, Inc......................      73,000      75,495
#*  Green Energy Technology, Inc..................   4,247,880   2,810,525
#*  GTM Holdings Corp.............................   2,132,000     736,429
#   Hannstar Board Corp...........................   5,193,635   1,547,298
#*  HannStar Display Corp.........................  52,576,435   6,649,139

                                     2225

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                     ----------- -----------
TAIWAN -- (Continued)
*   HannsTouch Solution, Inc........................     829,481 $   218,837
#   Harvatek Corp...................................   3,443,553   1,305,812
*   Helix Technology, Inc...........................      29,585          --
    Hey Song Corp...................................   2,920,500   2,918,665
    Hiroca Holdings, Ltd............................      68,000     255,817
    HiTi Digital, Inc...............................     127,000      46,489
#   Hitron Technology, Inc..........................   3,693,525   2,367,092
#*  Ho Tung Chemical Corp...........................  12,110,004   2,510,610
#   Hocheng Corp....................................   4,424,300   1,071,153
    Hold-Key Electric Wire & Cable Co., Ltd.........     118,124      27,852
    Holy Stone Enterprise Co., Ltd..................   3,208,650   3,129,270
    Hon Hai Precision Industry Co., Ltd.............   1,877,400   4,416,779
#   Hong TAI Electric Industrial....................   3,503,000     854,203
#   Horizon Securities Co., Ltd.....................   5,996,000   1,147,991
    Hsin Kuang Steel Co., Ltd.......................   4,006,124   1,476,714
    Hsing TA Cement Co..............................   1,864,782     545,579
#   HTC Corp........................................   2,658,000   6,357,617
*   HUA ENG Wire & Cable............................   7,153,035   1,409,180
#   Hua Nan Financial Holdings Co., Ltd.............  55,845,542  24,920,893
#   Huaku Development Co., Ltd......................     189,000     301,096
*   Hualon Corp.....................................     257,040          --
    Huang Hsiang Construction Corp..................     129,000      78,465
    Hung Ching Development & Construction Co., Ltd..   1,987,468     905,387
#   Hung Poo Real Estate Development Corp...........   3,605,655   2,215,402
    Hung Sheng Construction, Ltd....................   6,239,892   2,622,912
    Huxen Corp......................................     429,281     566,787
*   Hwacom Systems, Inc.............................     333,000     101,537
#   I-Chiun Precision Industry Co., Ltd.............   3,154,000     885,460
#   Ichia Technologies, Inc.........................   1,134,260     530,984
#   Ideal Bike Corp.................................      80,271      34,770
    Infortrend Technology, Inc......................   1,042,000     543,530
#   Innolux Corp.................................... 142,560,544  40,745,123
*   Inotera Memories, Inc...........................   8,785,000   7,571,887
#   Inpaq Technology Co., Ltd.......................     315,000     192,937
    Inventec Corp...................................  29,974,277  22,483,661
#   ITE Technology, Inc.............................   1,939,479   1,593,255
#   ITEQ Corp.......................................     236,000     167,999
*   J Touch Corp....................................     445,100      51,636
    Jentech Precision Industrial Co., Ltd...........      42,000      51,699
#   Jess-Link Products Co., Ltd.....................   1,183,000     978,990
#   Jih Sun Financial Holdings Co., Ltd.............   6,372,251   1,304,323
#   K Laser Technology, Inc.........................   2,096,601     804,185
#   Kang Na Hsiung Enterprise Co., Ltd..............   1,687,078     585,517
#   Kaulin Manufacturing Co., Ltd...................   2,503,656   1,191,707
    KEE TAI Properties Co., Ltd.....................   1,609,000     681,559
#   Kenmec Mechanical Engineering Co., Ltd..........   1,676,000     619,186
    Kindom Construction Corp........................   4,679,000   1,972,670
#   King Yuan Electronics Co., Ltd..................  19,990,805  13,323,400
#   King's Town Bank Co., Ltd.......................  11,363,012   7,190,938
    King's Town Construction Co., Ltd...............     146,380      80,898
#*  Kinko Optical Co., Ltd..........................   1,505,000     678,808
#*  Kinpo Electronics...............................  18,779,375   5,596,668
    Kinsus Interconnect Technology Corp.............     150,000     315,300

                                     2226

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES      VALUE++
                                               ----------- -----------
TAIWAN -- (Continued)
    KS Terminals, Inc.........................     690,880 $   735,128
#*  Kung Sing Engineering Corp................   3,301,000   1,078,300
    Kuo Toong International Co., Ltd..........       8,962       7,838
    Kuoyang Construction Co., Ltd.............   7,617,840   2,404,399
#   Kwong Fong Industries Corp................   2,718,348   1,409,823
#   KYE Systems Corp..........................   4,361,909   1,271,125
    L&K Engineering Co., Ltd..................   1,994,000   1,121,662
#   LAN FA Textile............................   3,173,713   1,000,184
#*  LCY Chemical Corp.........................     514,000     472,422
#   Leader Electronics, Inc...................   2,094,056     518,677
#   Lealea Enterprise Co., Ltd................  12,111,941   3,241,204
#   Ledtech Electronics Corp..................     660,000     192,630
#   LEE CHI Enterprises Co., Ltd..............   3,367,900   1,141,360
#   Lelon Electronics Corp....................     308,620     285,844
#   Leofoo Development Co., Ltd...............   4,850,774   1,498,363
*   LES Enphants Co., Ltd.....................     877,000     407,763
#   Lextar Electronics Corp...................   5,315,000   2,540,928
#*  Li Peng Enterprise Co., Ltd...............   9,741,381   2,324,535
#   Lien Hwa Industrial Corp..................   8,501,949   4,793,416
#   Lingsen Precision Industries, Ltd.........   6,618,480   1,634,515
    Lite-On Semiconductor Corp................   3,472,729   2,419,218
    Lite-On Technology Corp...................  31,471,306  33,484,768
#   Long Chen Paper Co., Ltd..................   8,969,098   2,694,732
#   Longwell Co...............................   1,515,000   1,368,848
#   Lotes Co., Ltd............................     625,000   2,286,879
#   Lucky Cement Corp.........................   3,294,000     945,770
#*  Macronix International....................  63,983,913   7,570,795
#   Marketech International Corp..............   1,891,000   1,249,441
#   Masterlink Securities Corp................  17,136,376   4,551,513
    Mayer Steel Pipe Corp.....................   2,501,456     948,675
#   Maywufa Co., Ltd..........................     252,070     101,270
#   Mega Financial Holding Co., Ltd........... 128,426,796  81,882,044
*   Megamedia Corp............................         782          --
#   Meiloon Industrial Co.....................   1,319,084     473,020
#   Mercuries & Associates Holding, Ltd.......   1,702,937     986,005
#   Mercuries Life Insurance Co., Ltd.........   3,040,472   1,589,111
#   Micro-Star International Co., Ltd.........  11,629,985  14,757,349
#*  Microelectronics Technology, Inc..........     689,826     256,474
#   Mirle Automation Corp.....................     517,827     515,681
#   Mitac Holdings Corp.......................   8,333,725   5,651,349
*   Mosel Vitelic, Inc........................   3,526,506     276,448
#*  Motech Industries, Inc....................   2,452,000   2,993,082
#   MPI Corp..................................      91,000     160,733
    Nan Ren Lake Leisure Amusement Co., Ltd...   1,652,000     402,729
#   Nan Ya Printed Circuit Board Corp.........   3,175,000   3,142,137
#   Nantex Industry Co., Ltd..................   2,200,033   1,597,054
#   Neo Solar Power Corp......................   2,998,774   1,970,240
    New Asia Construction & Development Corp..   1,810,304     337,786
#   New Era Electronics Co., Ltd..............     203,000     138,050
#*  Newmax Technology Co., Ltd................     173,000      75,923
#   Nien Hsing Textile Co., Ltd...............   4,453,721   2,884,504
#   Nishoku Technology, Inc...................     268,000     331,029
*   O-TA Precision Industry Co., Ltd..........      24,000      13,599

                                     2227

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                             SHARES      VALUE++
                                           ----------- -----------
TAIWAN -- (Continued)
*   Ocean Plastics Co., Ltd...............     161,000 $   118,469
*   Optimax Technology Corp...............   1,085,597     169,212
#   OptoTech Corp.........................   9,126,000   2,744,906
#   Pacific Construction Co...............   2,487,452   1,107,151
#   Pan Jit International, Inc............   5,940,837   2,397,147
#   Pan-International Industrial Corp.....   4,798,444   1,747,215
#   Paragon Technologies Co., Ltd.........   1,005,191     811,550
#   Pegatron Corp.........................  26,088,998  59,617,841
#   Phihong Technology Co., Ltd...........   3,780,320   1,308,273
#   Pixart Imaging, Inc...................      48,000     108,577
    Plotech Co., Ltd......................     209,000      52,041
#   Portwell, Inc.........................     869,000   1,103,876
*   Potrans Electrical Corp...............   1,139,000          --
    Pou Chen Corp.........................  23,827,550  29,825,520
    Powertech Industrial Co., Ltd.........     162,000      60,948
#   Powertech Technology, Inc.............   9,606,000  20,174,332
#   President Securities Corp.............  12,614,992   4,779,175
*   Prime Electronics Satellitics, Inc....     406,000      90,219
    Prince Housing & Development Corp.....   4,627,018   1,285,072
*   Prodisc Technology, Inc...............   6,185,157          --
    Promise Technology, Inc...............     107,000      68,275
#   Qisda Corp............................  27,432,171   8,313,057
#   Qualipoly Chemical Corp.(6422318).....     138,000     132,840
    Qualipoly Chemical Corp.()............       8,757         499
#   Quanta Storage, Inc...................   2,348,000   1,605,980
*   Quintain Steel Co., Ltd...............   4,929,684   1,006,123
#   Radium Life Tech Co., Ltd.............   9,469,124   2,915,949
#   Ralec Electronic Corp.................     547,087     802,045
    Realtek Semiconductor Corp............      46,000     114,451
    Rechi Precision Co., Ltd..............      78,000      56,828
#   Rich Development Co., Ltd.............   6,916,054   1,818,171
#*  Ritek Corp............................  41,008,622   3,301,157
#   Rotam Global Agrosciences, Ltd........     195,693     171,386
    Ruentex Development Co., Ltd..........     671,446     776,846
    Ruentex Industries, Ltd...............     602,000     988,930
*   Sainfoin Technology Corp..............     835,498          --
#   Sampo Corp............................   9,599,925   3,342,744
*   Sanyang Motor Co., Ltd................   1,751,624   1,116,331
    SDI Corp..............................     454,000     349,647
#   Sesoda Corp...........................   1,234,806   1,156,981
    Shan-Loong Transportation Co., Ltd....      66,000      45,285
#   Sheng Yu Steel Co., Ltd...............   1,935,000     983,174
#   ShenMao Technology, Inc...............   1,198,000     899,596
#   Shih Her Technologies, Inc............     411,000     420,423
    Shih Wei Navigation Co., Ltd..........   2,952,288   1,010,967
#   Shihlin Electric & Engineering Corp...   4,487,000   5,337,218
#   Shin Kong Financial Holding Co., Ltd.. 135,466,430  26,007,198
    Shin Zu Shing Co., Ltd................     574,000   2,144,706
*   Shining Building Business Co., Ltd....      86,900      24,630
#   Shinkong Insurance Co., Ltd...........   3,563,412   2,388,985
#   Shinkong Synthetic Fibers Corp........  25,166,754   6,537,634
#*  Shuttle, Inc..........................   4,516,015   1,067,206
#   Sigurd Microelectronics Corp..........   6,537,047   4,140,026

                                     2228

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                     ----------- -----------
TAIWAN -- (Continued)
#*  Silicon Integrated Systems Corp.................   5,454,165 $ 1,119,314
#   Silitech Technology Corp........................     797,803     425,854
    Sincere Navigation Corp.........................   4,878,740   2,861,990
    Sinher Technology, Inc..........................      16,000      19,343
    Sinkang Industries Co., Ltd.....................      33,557       8,103
#   Sino-American Silicon Products, Inc.............   7,384,000   9,454,915
#   Sinon Corp......................................   6,159,877   2,353,003
#   SinoPac Financial Holdings Co., Ltd............. 133,748,810  35,963,519
    Sirtec International Co., Ltd...................      55,000      57,624
#   Siward Crystal Technology Co., Ltd..............   2,376,875   1,365,191
    Soft-World International Corp...................      39,000      81,775
    Solar Applied Materials Technology Co...........   1,885,000   1,028,764
#   Solartech Energy Corp...........................   3,674,165   2,066,229
    Solomon Technology Corp.........................     804,590     387,773
*   Solytech Enterprise Corp........................   2,697,000     360,391
    Southeast Cement Co., Ltd.......................   3,320,700   1,380,107
#   Spirox Corp.....................................     631,661     344,440
#   Stark Technology, Inc...........................   2,226,200   1,635,737
#   Sunonwealth Electric Machine Industry Co., Ltd..   1,202,421     723,801
#   Sunplus Technology Co., Ltd.....................   8,214,620   2,739,840
    Sunrex Technology Corp..........................   1,900,326     838,141
#   Supreme Electronics Co., Ltd....................   4,186,260   1,692,722
#   Sweeten Construction Co., Ltd...................   1,335,143     619,875
    Syncmold Enterprise Corp........................      68,000      94,374
#   Synnex Technology International Corp............     425,000     399,771
    Sysage Technology Co., Ltd......................      96,950      73,472
#   Systex Corp.....................................     711,801   1,099,339
    T-Mac Techvest PCB Co., Ltd.....................   1,603,000     498,924
#   TA Chen Stainless Pipe..........................   8,932,730   3,866,892
#*  Ta Chong Bank, Ltd..............................  33,208,779  12,851,252
    Ta Chong Securities Co., Ltd....................     212,000      56,999
*   Ta Ya Electric Wire & Cable.....................   6,888,329     896,717
#   TA-I Technology Co., Ltd........................   2,072,084     919,723
    Tah Hsin Industrial Corp........................   1,477,900   1,002,787
    TAI Roun Products Co., Ltd......................      63,000      19,873
#   Taichung Commercial Bank Co., Ltd...............  32,922,246   9,095,669
    Taiflex Scientific Co., Ltd.....................     132,000     144,128
#   Tainan Enterprises Co., Ltd.....................   1,803,183   2,053,366
#   Tainan Spinning Co., Ltd........................  18,027,485   7,365,791
#   Taishin Financial Holding Co., Ltd.............. 130,875,491  42,528,840
#*  Taisun Enterprise Co., Ltd......................   1,776,410     631,152
#*  Taita Chemical Co., Ltd.........................   2,217,864     495,730
#*  Taiwan Business Bank............................  58,064,129  14,031,620
    Taiwan Cement Corp..............................  45,982,440  36,990,071
    Taiwan Chinsan Electronic Industrial Co., Ltd...      31,000      37,995
#   Taiwan Cogeneration Corp........................   2,803,333   1,947,752
    Taiwan Cooperative Financial Holding Co., Ltd... 104,559,724  43,469,813
    Taiwan Fertilizer Co., Ltd......................   3,928,000   4,975,201
    Taiwan Fire & Marine Insurance Co., Ltd.........   1,235,000     777,140
*   Taiwan Flourescent Lamp Co., Ltd................     756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.............   1,521,000   2,057,457
*   Taiwan Glass Industry Corp......................   9,406,710   3,381,109
#   Taiwan Hon Chuan Enterprise Co., Ltd............     245,932     332,748

                                     2229

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES      VALUE++
                                                    ----------- -----------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..   1,540,000 $   882,518
*   Taiwan Kolin Co., Ltd..........................   5,797,000          --
#   Taiwan Land Development Corp...................  11,957,258   3,714,339
    Taiwan Line Tek Electronic.....................      76,640      38,205
    Taiwan Mask Corp...............................   3,154,250     901,527
    Taiwan Navigation Co., Ltd.....................   1,428,000     536,505
#   Taiwan PCB Techvest Co., Ltd...................   3,699,946   3,490,602
#*  Taiwan Prosperity Chemical Corp................     903,000     417,032
#*  Taiwan Pulp & Paper Corp.......................   6,989,660   2,230,395
#   Taiwan Sakura Corp.............................   2,933,472   1,602,602
    Taiwan Semiconductor Co., Ltd..................   2,292,000   2,253,775
*   Taiwan Styrene Monomer.........................   4,517,647   2,309,820
#   Taiwan Surface Mounting Technology Corp........   2,895,991   2,421,329
#   Taiwan TEA Corp................................  10,132,092   4,158,690
#   Taiwan Union Technology Corp...................   3,416,000   2,506,164
#   Taiyen Biotech Co., Ltd........................   2,275,217   2,232,292
#*  Tatung Co., Ltd................................  34,664,342   5,420,663
    Te Chang Construction Co., Ltd.................      90,300      64,962
    Teco Electric and Machinery Co., Ltd...........  29,820,725  23,410,048
*   Tekcore Co., Ltd...............................     114,000      11,950
    Test Rite International Co., Ltd...............     673,266     402,430
#   Tex-Ray Industrial Co., Ltd....................     444,000     211,877
#   Thinking Electronic Industrial Co., Ltd........   1,190,000   1,816,840
    Ton Yi Industrial Corp.........................   2,357,600   1,042,782
    Tong Hsing Electronic Industries, Ltd..........     124,000     262,487
    Tong Yang Industry Co., Ltd....................   5,544,228   7,702,171
#   Tong-Tai Machine & Tool Co., Ltd...............   3,501,447   2,488,567
    Topco Scientific Co., Ltd......................     741,176   1,188,857
#   Topoint Technology Co., Ltd....................   2,309,288   1,503,482
#   TPK Holding Co., Ltd...........................   2,445,000   5,055,646
    Transasia Airways Corp.........................     949,380     209,532
    Tripod Technology Corp.........................   1,953,000   3,224,501
    Tsann Kuen Enterprise Co., Ltd.................      58,000      35,496
#   TSRC Corp......................................     232,000     165,714
    Tung Ho Steel Enterprise Corp..................  12,857,274   6,514,987
    Tung Ho Textile Co., Ltd.......................   2,075,000     393,954
#   TURVO International Co., Ltd...................      25,000      54,903
#   TXC Corp.......................................     337,000     355,581
#   TYC Brother Industrial Co., Ltd................   2,371,723   1,696,206
*   Tycoons Group Enterprise.......................   7,958,938     890,823
#   Tyntek Corp....................................   2,209,097     963,399
    U-Ming Marine Transport Corp...................     124,000      92,095
*   U-Tech Media Corp..............................   1,802,799     423,230
#   Unimicron Technology Corp......................  23,077,363   9,264,917
#   Union Bank Of Taiwan...........................  13,025,837   3,609,410
    Unitech Computer Co., Ltd......................   1,682,739     787,194
#   Unitech Printed Circuit Board Corp.............   9,214,281   3,217,250
    United Integrated Services Co., Ltd............   1,517,000   1,963,804
#   United Microelectronics Corp................... 216,382,681  84,317,712
    Unity Opto Technology Co., Ltd.................     182,000     101,889
#   Universal Cement Corp..........................   6,220,974   3,819,292
#   Unizyx Holding Corp............................   5,677,000   2,265,737
#   UPC Technology Corp............................  12,148,746   3,196,706

                                     2230

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES       VALUE++
                                                      ----------- --------------
TAIWAN -- (Continued)
#   USI Corp.........................................   6,948,691 $    2,698,326
#   Ve Wong Corp.....................................   1,616,806      1,097,691
    Viking Tech Corp.................................      86,000         61,937
#*  Wafer Works Corp.................................   5,311,418      1,869,779
#   Wah Hong Industrial Corp.........................     395,516        218,990
#   Wah Lee Industrial Corp..........................   2,011,000      2,618,991
#*  Walsin Lihwa Corp................................  49,828,412     10,708,243
#   Walsin Technology Corp...........................   7,840,289      4,443,161
#   Walton Advanced Engineering, Inc.................   5,147,853      1,252,283
    Wan Hai Lines, Ltd...............................   4,641,000      2,474,104
#   Waterland Financial Holdings Co., Ltd............  31,878,946      6,939,320
*   Ways Technical Corp., Ltd........................      70,000         25,409
*   Wei Mon Industry Co., Ltd........................   3,885,691        104,901
#   Weikeng Industrial Co., Ltd......................   1,910,550      1,075,684
#   Well Shin Technology Co., Ltd....................     979,080      1,432,360
#*  Wha Yu Industrial Co., Ltd.......................     302,000        147,298
#   Win Semiconductors Corp..........................   4,883,923      7,783,301
#*  Winbond Electronics Corp.........................  51,808,885     13,814,809
    Winstek Semiconductor Co., Ltd...................      31,000         16,436
    Wintek Corp......................................  20,783,484        213,898
#   Wisdom Marine Lines Co., Ltd.....................   1,691,326      1,812,065
#   Wistron Corp.....................................  39,520,494     22,457,220
#   WPG Holdings, Ltd................................   1,309,092      1,274,567
#   WT Microelectronics Co., Ltd.....................   6,095,954      6,342,079
#   WUS Printed Circuit Co., Ltd.....................   4,707,928      3,714,007
#   Yageo Corp.......................................   8,025,574     12,668,379
*   Yang Ming Marine Transport Corp..................  18,740,676      4,469,215
#   YC Co., Ltd......................................   5,461,978      1,943,932
#   YC INOX Co., Ltd.................................   4,756,667      2,724,855
#   Yea Shin International Development Co., Ltd......     286,830        122,867
#   YFY, Inc.........................................  19,333,847      5,878,562
#   Yi Jinn Industrial Co., Ltd......................   2,872,936      1,001,016
#   Yieh Phui Enterprise Co., Ltd....................  17,825,384      3,901,892
#*  Young Fast Optoelectronics Co., Ltd..............   1,989,000        626,075
    Young Optics, Inc................................      65,000         66,474
#   Youngtek Electronics Corp........................     801,047      1,125,306
#   Yuanta Financial Holding Co., Ltd................ 127,730,603     39,663,510
#   Yulon Motor Co., Ltd.............................  13,033,572     11,597,495
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     230,687        497,832
#   Zenitron Corp....................................   3,159,000      1,501,890
#   Zig Sheng Industrial Co., Ltd....................   6,797,352      1,858,248
    ZongTai Real Estate Development Co., Ltd.........     195,844         69,647
                                                                  --------------
TOTAL TAIWAN                                                       2,082,199,144
                                                                  --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48).......................     681,760        198,427
    AAPICO Hitech PCL(B013KZ2).......................      63,300         18,424
*   AJ Plast PCL.....................................   1,764,000        286,328
    Amata Corp. PCL..................................   1,924,290        662,388
    AP Thailand PCL..................................  29,834,730      4,633,954
    Asia Aviation PCL................................   1,913,300        305,207
    Asia Plus Group Holdings PCL.....................   8,164,300        785,985
    Bangchak Petroleum PCL (The).....................   9,410,900      7,703,598

                                     2231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES      VALUE++
                                                            ----------- ------------
THAILAND -- (Continued)
    Bangkok Bank PCL(6077019)..............................     616,800 $  2,649,655
    Bangkok Bank PCL(6368360)..............................   4,140,300   17,670,069
*   Bangkok Expressway & Metro PCL.........................  44,775,138    6,703,897
    Bangkok Insurance PCL..................................     212,828    2,126,344
    Bangkok Land PCL....................................... 112,910,900    4,518,648
    Banpu PCL..............................................  17,340,100    8,152,625
    Cal-Comp Electronics Thailand PCL......................  32,780,414    3,174,148
    Charoen Pokphand Foods PCL.............................  39,695,800   21,662,859
    Charoong Thai Wire & Cable PCL.........................   1,255,800      293,456
    Delta Electronics Thailand PCL.........................   1,537,600    3,410,195
    Eastern Water Resources Development and Management PCL.   4,778,300    1,577,946
*   Esso Thailand PCL......................................  20,984,400    2,854,102
*   G J Steel PCL..........................................  41,454,425      150,817
*   G Steel PCL............................................   1,616,440        9,047
    GFPT PCL...............................................     930,500      317,697
    Hana Microelectronics PCL..............................   5,092,400    4,346,693
    ICC International PCL..................................   2,670,100    2,858,219
    Indorama Ventures PCL..................................  10,303,000    6,055,076
    IRPC PCL............................................... 125,897,100   15,009,351
    Kang Yong Electric PCL.................................       8,200       65,862
    Kasikornbank PCL.......................................     320,400    1,519,843
    KGI Securities Thailand PCL............................  20,321,900    1,979,157
    Khon Kaen Sugar Industry PCL...........................   2,096,820      218,293
    Kiatnakin Bank PCL.....................................   5,892,900    6,555,454
    Krung Thai Bank PCL....................................  62,775,100   30,568,439
    Laguna Resorts & Hotels PCL............................   1,022,500      672,462
    Lanna Resources PCL....................................     846,100      213,109
    LH Financial Group PCL.................................   2,576,946      112,504
    MBK PCL................................................     234,100       91,065
    MCOT PCL...............................................     990,400      242,524
    MK Real Estate Development PCL.........................   2,855,400      343,615
    Nation Multimedia Group PCL............................   2,644,800      101,403
    Polyplex Thailand PCL..................................   2,853,000      514,989
*   Precious Shipping PCL..................................  12,413,650    1,709,233
    Property Perfect PCL...................................  35,877,300      793,201
    PTT Exploration & Production PCL.......................  16,345,300   26,073,801
    PTT Global Chemical PCL................................  33,388,741   50,224,441
    PTT PCL................................................  21,373,700  141,165,415
    Quality Houses PCL.....................................  11,842,597      722,504
    Regional Container Lines PCL...........................   5,818,900      863,085
    Rojana Industrial Park PCL.............................   1,765,473      251,981
    Saha Pathana Inter-Holding PCL.........................   2,801,300    1,881,514
    Saha Pathanapibul PCL..................................   1,594,833    1,729,512
    Saha-Union PCL.........................................   2,875,400    2,997,513
*   Sahaviriya Steel Industries PCL........................  90,527,440      101,339
    Sansiri PCL............................................ 117,100,966    4,948,505
    SC Asset Corp PCL......................................  35,681,053    2,895,825
    Siam Future Development PCL............................   6,609,046    1,137,498
    Siamgas & Petrochemicals PCL...........................   7,047,500    2,051,186
    Somboon Advance Technology PCL.........................   3,578,000    1,532,034
    Sri Ayudhya Capital PCL................................      85,100       83,355
    Sri Trang Agro-Industry PCL............................   8,919,300    2,595,976
    Srithai Superware PCL..................................  21,372,400    1,279,981

                                     2232

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                  SHARES     VALUE++
                                                                                ---------- ------------
THAILAND -- (Continued)
*   Tata Steel Thailand PCL.................................................... 48,610,300 $    693,801
*   Thai Airways International PCL............................................. 17,820,211    4,114,370
    Thai Carbon Black PCL......................................................    441,000      250,537
    Thai Oil PCL............................................................... 10,853,900   19,516,213
    Thai Rayon PCL.............................................................     58,700       59,550
    Thai Stanley Electric PCL(B01GKK6).........................................    174,600      855,104
    Thai Stanley Electric PCL(B01GKM8).........................................     43,100      211,082
    Thai Wacoal PCL............................................................     85,000      126,076
    Thanachart Capital PCL..................................................... 11,116,200   11,743,834
    Thitikorn PCL..............................................................    915,600      253,675
    Thoresen Thai Agencies PCL................................................. 14,685,178    3,164,510
    Ticon Industrial Connection PCL............................................    653,000      211,986
    Tisco Financial Group PCL..................................................  2,207,800    2,610,496
    TMB Bank PCL...............................................................  7,794,200      562,766
    Total Access Communication PCL.............................................  2,715,780    2,546,103
    TPI Polene PCL............................................................. 96,108,940    6,024,880
    Vanachai Group PCL.........................................................  7,303,220    2,984,034
    Vinythai PCL...............................................................  6,688,917    1,815,784
                                                                                           ------------
TOTAL THAILAND                                                                              464,116,574
                                                                                           ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A..........................................  1,057,738    2,105,853
    Akbank TAS................................................................. 14,680,721   35,876,168
#*  Akenerji Elektrik Uretim A.S...............................................  3,752,683    1,145,324
#   Akfen Holding A.S..........................................................    801,255    3,530,065
    Aksa Akrilik Kimya Sanayii A.S.............................................  1,434,952    5,005,833
#   Aksigorta A.S..............................................................    707,062      383,866
#   Alarko Holding A.S.........................................................  1,215,219    1,497,175
#   Albaraka Turk Katilim Bankasi A.S..........................................  3,428,318    1,671,345
    Anadolu Anonim Tuerk Sigorta Sirketi.......................................  4,290,553    2,353,792
#*  Anadolu Cam Sanayii A.S....................................................  3,867,046    2,232,364
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................    196,696    1,219,641
    Aygaz A.S..................................................................    984,460    3,365,641
    Baticim Bati Anadolu Cimento Sanayii A.S...................................    470,159    1,031,937
#   Bolu Cimento Sanayii A.S...................................................    637,290    1,101,810
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................    914,482    1,940,261
*   Boyner Perakende Ve Tekstil Yatirimlari A.S................................     39,568    1,122,833
#*  Deva Holding A.S...........................................................    112,698      150,756
#*  Dogan Sirketler Grubu Holding A.S.......................................... 16,723,595    3,066,513
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................    203,289      842,438
    EGE Seramik Sanayi ve Ticaret A.S..........................................    572,897      814,763
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..  1,437,315    1,473,752
    Enka Insaat ve Sanayi A.S..................................................    551,192      820,687
    Eregli Demir ve Celik Fabrikalari TAS...................................... 21,825,071   22,910,365
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................      5,977        2,289
#*  Global Yatirim Holding A.S.................................................  2,618,801    1,450,458
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................      5,000      129,136
#   GSD Holding A.S............................................................  4,585,286    1,542,387
*   Hurriyet Gazetecilik ve Matbaacilik A.S....................................    940,069      178,778
*   Ihlas EV Aletleri..........................................................         --           --
#*  Ihlas Holding A.S.......................................................... 12,700,332      985,672
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.......................  1,550,008      584,144
    Is Finansal Kiralama A.S...................................................  3,152,879      875,488

                                     2233

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
TURKEY -- (Continued)
    Is Yatirim Menkul Degerler A.S. Class A.....................    515,160 $       181,555
#*  Izmir Demir Celik Sanayi A.S................................    217,091         147,362
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.  1,610,373         754,384
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S......................    915,306         444,705
    KOC Holding A.S.............................................  2,594,078      10,411,854
#   Koza Altin Isletmeleri A.S..................................    304,211       1,295,903
*   Koza Anadolu Metal Madencilik Isletmeleri A.S...............  1,500,350         564,173
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.................  4,319,069         923,085
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......    702,352         579,729
#*  Pegasus Hava Tasimaciligi A.S...............................    320,211       1,808,840
    Pinar Entegre Et ve Un Sanayi A.S...........................    325,154       1,223,243
    Pinar SUT Mamulleri Sanayii A.S.............................     77,164         384,056
*   Raks Elektronik Sanayi ve Ticaret A.S.......................      5,859              --
*   Sabah Yayincilik............................................     31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........  1,681,250       2,032,600
#*  Sekerbank TAS...............................................  8,189,624       4,254,390
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  2,746,977       2,159,721
    Soda Sanayii A.S............................................  1,077,448       1,688,819
#   Tekfen Holding A.S..........................................  1,576,017       2,059,818
#   Trakya Cam Sanayii A.S......................................  5,945,338       3,391,508
#*  Turk Hava Yollari AO........................................  8,451,011      20,985,768
    Turkiye Halk Bankasi A.S....................................  4,752,802      16,450,889
#   Turkiye Is Bankasi Class C.................................. 19,147,931      30,069,332
#   Turkiye Sinai Kalkinma Bankasi A.S..........................  8,545,444       4,259,631
#   Turkiye Sise ve Cam Fabrikalari A.S......................... 13,437,030      13,633,494
#   Turkiye Vakiflar Bankasi Tao Class D........................  8,491,714      10,884,245
#*  Vestel Elektronik Sanayi ve Ticaret A.S.....................  1,496,410       2,627,600
#   Yapi ve Kredi Bankasi A.S...................................  8,878,932      11,192,952
#*  Zorlu Enerji Elektrik Uretim A.S............................  1,569,214         820,139
                                                                            ---------------
TOTAL TURKEY                                                                    246,641,329
                                                                            ---------------
TOTAL COMMON STOCKS                                                          12,746,651,667
                                                                            ---------------
PREFERRED STOCKS -- (1.7%)
BRAZIL -- (1.6%)
    Alpargatas SA...............................................        900           1,642
    Banco ABC Brasil SA.........................................  1,186,076       2,392,136
    Banco Bradesco SA...........................................  2,828,183      12,921,252
    Banco Daycoval SA...........................................    645,148       1,412,177
    Banco do Estado do Rio Grande do Sul SA Class B.............  1,112,968       1,241,872
    Banco Pan SA................................................  1,817,592         795,885
    Banco Pine SA...............................................    436,030         395,209
    Banco Sofisa SA.............................................    545,100         355,864
    Braskem SA Class A..........................................    597,301       3,596,744
    Cia Brasileira de Distribuicao..............................    653,011       6,256,213
    Cia Ferro Ligas da Bahia--Ferbasa...........................    960,234       1,482,003
    Eucatex SA Industria e Comercio.............................    353,288         209,915
    Marcopolo SA................................................  3,823,540       1,945,495
    Parana Banco SA.............................................     23,000          40,484
*   Petroleo Brasileiro SA...................................... 28,752,573      35,067,177
*   Petroleo Brasileiro SA Sponsored ADR........................ 22,843,924      55,510,735
    Randon SA Implementos e Participacoes.......................  2,770,200       1,525,482
    Suzano Papel e Celulose SA Class A..........................  6,772,104      27,012,189

                                     2234

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
BRAZIL -- (Continued)
   Unipar Carbocloro SA Class B                              925,874 $    956,746
   Usinas Siderurgicas de Minas Gerais SA Class A          5,152,591    1,101,157
   Vale SA                                                23,147,649   42,139,335
   Vale SA Sponsored ADR                                  12,556,282   23,229,122
                                                                     ------------
TOTAL BRAZIL                                                          219,588,834
                                                                     ------------
CHILE -- (0.0%)
   Coca-Cola Embonor SA Class B                               33,558       47,559
                                                                     ------------
COLOMBIA -- (0.1%)
   Avianca Holdings SA                                       578,241      272,165
   Grupo Argos SA                                             98,617      489,104
   Grupo de Inversiones Suramericana SA                      947,918    9,962,886
                                                                     ------------
TOTAL COLOMBIA                                                         10,724,155
                                                                     ------------
TOTAL PREFERRED STOCKS                                                230,360,548
                                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16..................     67,606       19,370
*   Banco Bradesco SA Rights 02/05/16....................     87,711       19,736
*   Banco Bradesco SA Rights 02/05/16....................      5,583          558
                                                                     ------------
TOTAL BRAZIL                                                               39,664
                                                                     ------------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16...........    772,239        1,786
*   Coolpad Group, Ltd. Rights 03/02/16..................    180,600        1,857
                                                                     ------------
TOTAL CHINA                                                                 3,643
                                                                     ------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19.    128,535       10,672
*   Eastern & Oriental Bhd Warrants 07/21/19.............    268,645       11,638
*   LBS Bina Group Bhd Warrants 10/04/20.................    513,125       32,109
*   O.S.K. Holdings Bhd Warrants 07/22/20................  1,793,868      118,728
*   Taliworks Corp Bhd Warrants 11/11/18.................     54,300        4,182
*   VS Industry Bhd Warrants 01/06/19....................  1,686,616      168,459

                                     2235

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES       VALUE++
                                                    ---------- ---------------
MALAYSIA -- (Continued)
TOTAL MALAYSIA                                                 $       345,788
                                                               ---------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15........................    952,876              --
                                                               ---------------
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights.......................    332,681           2,994
                                                               ---------------
TOTAL RIGHTS/WARRANTS                                                  392,089
                                                               ---------------
TOTAL INVESTMENT SECURITIES                                     12,977,404,304
                                                               ---------------

                                                                   VALUE+
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@ DFA Short Term Investment Fund                 81,028,211     937,496,399
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
$18,504,735,204)^^                                             $13,914,900,703
                                                               ===============

                                     2236

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $  183,729,601 $   363,773,340   --    $   547,502,941
   Chile                           71,519,476     146,007,157   --        217,526,633
   China                          177,006,196   1,680,142,562   --      1,857,148,758
   Colombia                        24,647,319              --   --         24,647,319
   Czech Republic                          --      37,544,312   --         37,544,312
   Greece                                  --       7,437,983   --          7,437,983
   Hungary                                 --      83,434,213   --         83,434,213
   India                          127,640,624   1,470,709,688   --      1,598,350,312
   Indonesia                        4,442,114     383,125,375   --        387,567,489
   Israel                                  --               3   --                  3
   Malaysia                           108,280     582,533,719   --        582,641,999
   Mexico                         854,850,782           5,461   --        854,856,243
   Philippines                             --     177,415,887   --        177,415,887
   Poland                                  --     261,087,916   --        261,087,916
   Russia                           1,861,826     290,328,603   --        292,190,429
   South Africa                   290,837,912     751,323,283   --      1,042,161,195
   South Korea                    219,743,064   1,762,437,924   --      1,982,180,988
   Taiwan                          23,682,486   2,058,516,658   --      2,082,199,144
   Thailand                       464,116,574              --   --        464,116,574
   Turkey                                  --     246,641,329   --        246,641,329
Preferred Stocks
   Brazil                          78,739,857     140,848,977   --        219,588,834
   Chile                                   --          47,559   --             47,559
   Colombia                        10,724,155              --   --         10,724,155
Rights/Warrants
   Brazil                                  --          39,664   --             39,664
   China                                   --           3,643   --              3,643
   Malaysia                                --         345,788   --            345,788
   Poland                                  --              --   --                 --
   Taiwan                                  --           2,994   --              2,994
Securities Lending Collateral              --     937,496,399   --        937,496,399
Futures Contracts**                 5,912,479              --   --          5,912,479
                               -------------- ---------------   --    ---------------
TOTAL                          $2,539,562,745 $11,381,250,437   --    $13,920,813,182
                               ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2237

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments.

                                     2238

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Fund.

2. FUTURES CONTRACTS: The Fund may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                     2239

                                                                                         UNREALIZED APPROXIMATE
                                                          EXPIRATION NUMBER OF  CONTRACT    GAIN       CASH
                                     DESCRIPTION             DATE    CONTRACTS*  VALUE     (LOSS)   COLLATERAL
Dimensional Emerging Markets  Mini MSCI Emerging Markets
  Value Fund                    Index(R)                   03/18/16    2,849    $106,524   $5,912     $5,128

                                     2240

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was $18,675,601,994, for the Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     2241

ITEM 2.  CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 29, 2016

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: March 28, 2016